UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number
811-07953

EQ ADVISORS TRUST
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas
New York, New York 10105
(Address of principal executive offices)

SHANE DALY
Executive Vice President, General Counsel and Secretary
Equitable Investment Management Group, LLC
1345 Avenue of the Americas
New York, New York 10105
(Name and Address of Agent for Service)

Copies to:
MARK AMOROSI, ESQ.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (212)
554-1234
Date of fiscal year end: December 31
Date of reporting period: January 1, 2025 – December 31, 2025

Item 1.	Reports to Stockholders.

Item 1(a):

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/All Asset Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$59	0.54%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 17.18% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Exposure to precious metals contributed the most to the Portfolio’s total return during the year, as gold and silver prices reached new all-time
highs in 2025.
•
The Portfolio’s investment in the iShares Gold Trust was the top contributor to performance.
•
The Portfolio’s allocation to international equities also contributed, as international equities outperformed U.S. equities during the year.
•
Within the fixed income asset class, the Portfolio’s investment in the EQ/Core Plus Bond Portfolio contributed the most to total return.

What detracted from performance during the year?

•
The Portfolio’s allocation to the mid cap equity asset class detracted from the Portfolio’s total return relative to the large cap equity asset class.
•
Exposure to intermediate government bonds produced only modest positive returns.
•
Within the alternative investments category, real estate contributed the least to the Portfolio’s total return.

Annual Shareholder Report - December 31, 2025	1	EQ/All Asset Growth Allocation Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index, EQ/All Asset Growth Allocation Index and Bloomberg U.S. Intermediate Government/Credit Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/All Asset Growth Allocation Portfolio (Class IB)	17.18%	7.12%	8.28%
S&P 500 ® Index	17.88%	14.42%	14.82%
EQ/All Asset Growth Allocation Index	13.37%	6.87%	7.51%
Bloomberg U.S. Intermediate Government/Credit Bond Index	6.97%	0.96%	2.29%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$462,346,531

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$446,510

Portfolio Turnover Rate	12%

Annual Shareholder Report - December 31, 2025	2	EQ/All Asset Growth Allocation Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		86.2%

Equity	52.9%

Fixed Income	19.5%

Alternatives	13.8%

Exchange Traded Funds		13.3%

Commodity	7.1%

Equity	4.1%

Fixed Income	2.1%

Short-Term Investments		2.0%

Cash and Other Assets Less Liabilities		-1.5%

Top Holdings (as a % of Net Assets)

EQ/MFS International Growth Portfolio	7.8%

EQ/AB Small Cap Growth Portfolio	7.4%

1290 VT GAMCO Small Company Value Portfolio	6.4%

1290 VT GAMCO Mergers & Acquisitions Portfolio	5.5%

iShares Gold Trust	4.8%

EQ/Core Plus Bond Portfolio	4.1%

EQ/JPMorgan Growth Stock Portfolio	4.0%

EQ/Loomis Sayles Growth Portfolio	4.0%

EQ/PIMCO Global Real Return Portfolio	3.9%

EQ/JPMorgan Value Opportunities Portfolio	3.8%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or
scan the adjacent QR code.

A030-B
146421_B

Annual Shareholder Report - December 31, 2025	3	EQ/All Asset Growth Allocation Portfolio (Class IB)

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/All Asset Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$31	0.29%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 17.53% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Exposure to precious metals contributed the most to the Portfolio’s total return during the year, as gold and silver prices reached new all-time
highs in 2025.
•
The Portfolio’s investment in the iShares Gold Trust was the top contributor to performance.
•
The Portfolio’s allocation to international equities also contributed, as international equities outperformed U.S. equities during the year.
•
Within the fixed income asset class, the Portfolio’s investment in the EQ/Core Plus Bond Portfolio contributed the most to total return.

What detracted from performance during the year?

•
The Portfolio’s allocation to the mid cap equity asset class detracted from the Portfolio’s total return relative to the large cap equity asset class.
•
Exposure to intermediate government bonds produced only modest positive returns.
•
Within the alternative investments category, real estate contributed the least to the Portfolio’s total return.

Annual Shareholder Report - December 31, 2025	1	EQ/All Asset Growth Allocation Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index, EQ/All Asset Growth Allocation Index and Bloomberg U.S. Intermediate Government/Credit Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/All Asset Growth Allocation Portfolio (Class K)	17.53%	7.40%	8.55%
S&P 500 ® Index	17.88%	14.42%	14.82%
EQ/All Asset Growth Allocation Index	13.37%	6.87%	7.51%
Bloomberg U.S. Intermediate Government/Credit Bond Index	6.97%	0.96%	2.29%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$462,346,531

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$446,510

Portfolio Turnover Rate	12%

Annual Shareholder Report - December 31, 2025	2	EQ/All Asset Growth Allocation Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		86.2%

Equity	52.9%

Fixed Income	19.5%

Alternatives	13.8%

Exchange Traded Funds		13.3%

Commodity	7.1%

Equity	4.1%

Fixed Income	2.1%

Short-Term Investments		2.0%

Cash and Other Assets Less Liabilities		-1.5%

Top Holdings (as a % of Net Assets)

EQ/MFS International Growth Portfolio	7.8%

EQ/AB Small Cap Growth Portfolio	7.4%

1290 VT GAMCO Small Company Value Portfolio	6.4%

1290 VT GAMCO Mergers & Acquisitions Portfolio	5.5%

iShares Gold Trust	4.8%

EQ/Core Plus Bond Portfolio	4.1%

EQ/JPMorgan Growth Stock Portfolio	4.0%

EQ/Loomis Sayles Growth Portfolio	4.0%

EQ/PIMCO Global Real Return Portfolio	3.9%

EQ/JPMorgan Value Opportunities Portfolio	3.8%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio
holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A030-K
146421_K

Annual Shareholder Report - December 31, 2025	3	EQ/All Asset Growth Allocation Portfolio (Class K)

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Ultra Conservative Strategy Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$52	0.50%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 6.56% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 90% to the fixed income asset class produced positive returns.
•
The Portfolio’s largest holding, the EQ/Intermediate Government Bond Portfolio, was the top contributor to total return.
•
The Portfolio’s investment in the EQ/Intermediate Corporate Bond Portfolio also contributed to total return, as investment grade credit outperformed U.S. Treasuries during the year.

What detracted from performance during the year?

•
The Portfolio’s small allocations to the mid cap and small cap equity asset classes detracted from the Portfolio’s total return relative to the large cap equity asset class.
•
The Portfolio’s investment in the EQ/400 Managed Volatility Portfolio had a negligible impact on performance.

Annual Shareholder Report - December 31, 2025	1	EQ/Ultra Conservative Strategy Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index, EQ/Ultra Conservative Strategy Index, S&P 500
®
Index and Bloomberg U.S. Intermediate Government Bond Index over the same p
e
riod.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Ultra Conservative Strategy Portfolio (Class IB)	6.56%	1.25%	2.08%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
EQ/Ultra Conservative Strategy Index	7.61%	1.78%	2.91%
S&P 500 ® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net A ssets	$1,752,546,892

Number of Portfolio Holdings	7

Total Investment Advisory Fees Paid	$1,829,712

Portfolio Turnover Rate	27%

Annual Shareholder Report - December 31, 2025	2	EQ/Ultra Conservative Strategy Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Fixed Income	89.6%

Equity	10.5%

Cash and Other Assets Less Liabilities		-0.1%

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	66.5%

EQ/Long-Term Bond Portfolio	13.4%

EQ/Intermediate Corporate Bond Portfolio	9.7%

EQ/500 Managed Volatility Portfolio	6.2%

EQ/2000 Managed Volatility Portfolio	2.3%

EQ/International Managed Volatility Portfolio	1.5%

EQ/400 M an aged Volatility Portfolio	0.5%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A097-B
147365_B

Annual Shareholder Report - December 31, 2025	3	EQ/Ultra Conservative Strategy Portfolio (Class IB)

EQ/CONSERVATIVE STRATEGY PORTFOLIO
(CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Conservative Strategy Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$54	0.52%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its
p
erformance?

The Portfolio’s Class IB shares returned 7.86% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 80% to the fixed income asset class produced positive returns.
•
The Portfolio’s largest holding, the EQ/Core Bond Index Portfolio, was the top contributor to total return.
•
The Portfolio’s investment in the EQ/Intermediate Corporate Bond Portfolio also contributed meaningfully to total return, as investment grade credit outperformed U.S. Treasuries during the year.
•
Within the equity asset class, the EQ/500 Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the top contributor to total return.

What detracted from performance during the year?

•
Volatility management detracted from performance. In response to market volatility triggered by U.S. trade policy, the Portfolio de-equitized
in April, which limited the Portfolio’s participation in the subsequent equity market recovery.
•
The Portfolio’s allocations to the mid cap and small cap equity asset classes detracted from performance relative to the large cap equity asset class. An investment in the EQ/400 Managed Volatility Portfolio did not contribute meaningfully to total return.
•
The Portfolio’s investment in the EQ/AB Short Duration Government Bond Portfolio had a negligible impact on performance.

Annual Shareholder Report - December 31, 2025	1	EQ/Conservative Strategy Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index, EQ/Conservative Strategy Index, S&P 500
®
Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Conservative Strategy Portfolio (Class IB)	7.86%	1.93%	3.12%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
EQ/Conservative Strategy Index	8.58%	2.43%	3.68%
S&P 500 ® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$541,467,661

Number of Portfolio Holdings	9

Total Investment Advisory Fees Paid	$541,735

Portfolio Turnover Rate	20%

Annual Shareholder Report - December 31, 2025	2	EQ/Conservative Strategy Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Fixed Income	79.5%

Equity	20.5%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/Core Bond Index Portfolio	30.6%

EQ/Intermediate Government Bond Portfolio	15.9%

EQ/Intermediate Corporate Bond Portfolio	15.6%

EQ/500 Managed Volatility Portfolio	12.1%

EQ/Long-Term Bond Portfolio	10.5%

EQ/AB Short Duration Government Bond Portfolio	6.9%

EQ/2000 Managed Volatility Portfolio	4.5%

EQ/International Managed Volatility Portfolio	2.9%

EQ/400 Managed Volatility Portfolio	1.0%

Additional Information
For additional information about the Portfolio, including its prospectus, financial st ate
ments, p
ortf
olio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A040-B
146424_B

Annual Shareholder Report - December 31, 2025	3	EQ/Conservative Strategy Portfolio (Class IB)

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Conservative Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$52	0.50%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 9.32% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 24% to the U.S. large cap equity asset class was the largest contributor to total return.
•
The Portfolio’s largest holding, the EQ/500 Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the top contributor to total return.
•
The Portfolio’s investment in the EQ/Core Bond Index Portfolio was the top contributor in the fixed income asset class.

What detracted from performance during the year?

•
Volatility management detracted from performance. In response to market volatility triggered by U.S. trade policy, the Portfolio de-equitized
in April, which limited the Portfolio’s participation in the subsequent equity market recovery.
•
The Portfolio’s allocations to the mid cap and small cap equity asset classes detracted from performance relative to the large cap equity asset class. An investment in the EQ/400 Managed Volatility Portfolio did not contribute meaningfully to total return.
•
The Portfolio’s investment in the EQ/AB Short Duration Government Bond Portfolio had a negligible impact on performance.

Annual Shareholder Report - December 31, 2025	1	EQ/Conservative Growth Strategy Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index, EQ/Conservative Growth Strategy Index, S&P 500
®
Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12 /31/25	1 Year	5 Years	10 Years
EQ/Conservative Growth Strategy Portfolio (Class IB)	9.32%	3.76%	5.10%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
EQ/Conservative Growth Strategy Index	10.81%	4.47%	5.78%
S&P 500 ® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,083,164,306

Number of Portfolio Holdings	9

Total Investment Advisory Fees Paid	$1,071,396

Portfolio Turnover Rate	15%

Annual Shareholder Report - December 31, 2025	2	EQ/Conservative Growth Strategy Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Fixed Income	59.5%

Equity	40.5%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	23.9%

EQ/Core Bond Index Portfolio	21.8%

EQ/Intermediate Corporate Bond Portfolio	10.9%

EQ/Intermediate Government Bond Portfolio	10.9%

EQ/Long-Term Bond Portfolio	10.4%

EQ/2000 Managed Volatility Portfolio	9.3%

EQ/International Managed Volatility Portfolio	5.7%

EQ/AB Short Duration Government Bond Portfolio	5.5%

EQ/400 Managed Volatility Portfolio	1.6%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A039-B
146423_B

Annual Shareholder Report - December 31, 2025	3	EQ/Conservative Growth Strategy Portfolio (Class IB)

EQ/BALANCED STRATEGY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Balanced Strategy Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$51	0.49%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 10.05% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 30% to the U.S. large cap equity asset class was the largest contributor to total return.
•
The Portfolio’s largest holding, the EQ/500 Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to total return.
•
The Portfolio’s investment in the EQ/Core Bond Index Portfolio was the biggest contributor in the fixed income asset class.

What detracted from performance during the year?

•
Volatility management detracted from performance. In response to market volatility triggered by U.S. trade policy, the Portfolio de-equitized
in April, which limited the Portfolio’s participation in the subsequent equity market recovery.
•
The Portfolio’s allocations to the mid cap and small cap equity asset classes detracted from performance relative to the large cap equity asset class. An investment in the EQ/400 Managed Volatility Portfolio did not contribute meaningfully to total return.
•
The Portfolio’s investment in the EQ/AB Short Duration Government Bond Portfolio had a negligible impact on performance.

Annual Shareholder Report - December 31, 2025	1	EQ/Balanced Strategy Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index, EQ/Balanced Strategy Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Balanced Strategy Portfolio (Class IB)	10.05%	4.68%	6.08%
S&P 500 ® Index	17.88%	14.42%	14.82%
EQ/Balanced Strategy Index	11.95%	5.68%	6.96%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$3,129,450,985

Number of Portfolio Holdings	9

Total Investment Advisory Fees Paid	$2,939,989

Portfolio Turnover Rate	15%

Annual Shareholder Report - December 31, 2025	2	EQ/Balanced Strategy Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	50.5%

Fixed Income	49.5%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	29.8%

EQ/Core Bond Index Portfolio	17.9%

EQ/2000 Managed Volatility Portfolio	11.7%

EQ/Long-Term Bond Portfolio	9.8%

EQ/Intermediate Government Bond Portfolio	8.9%

EQ/Intermediate Corporate Bond Portfolio	8.9%

EQ/International Managed Volatility Portfolio	7.1%

EQ/AB Short Duration Government Bond Portfolio	4.0%

EQ/400 Managed Volatility Portfolio	1.9%

Additional Information
For additional information about the Portfolio, including its prospectus, financial st atem
ents, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A033-B
146422_B

Annual Shareholder Report - December 31, 2025	3	EQ/Balanced Strategy Portfolio (Class IB)

EQ/MODERATE GROWTH STRATEGY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Moderate Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$51	0.48%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests .

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 10.83% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 36% to the U.S. large cap equity asset class was the largest contributor to total return.
•
The Portfolio’s biggest holding, the EQ/500 Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the top contributor to total return.
•
The Portfolio’s allocation to the international equity asset class also contributed to performance, as international equities outperformed U.S. equities during the year.

What detracted from performance during the year?

•
Volatility management detracted from performance. In response to market volatility triggered by U.S. trade policy, the Portfolio de-equitized
in April, which limited the Portfolio’s participation in the subsequent equity market recovery.
•
The Portfolio’s allocation to the mid cap and small cap equity asset classes detracted from performance relative to the large cap equity asset class. An investment in the EQ/400 Managed Volatility Portfolio did not contribute meaningfully to total return.
•
The Portfolio’s investment in the EQ/AB Short Duration Government Bond Portfolio had a negligible impact on performance.

Annual Shareholder Report - December 31, 2025	1	EQ/Moderate Growth Strategy Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index, EQ/Moderate Growth Strategy Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Moderate Growth Strategy Portfolio (Class IB)	10.83%	5.67%	7.08%
S&P 500 ® Index	17.88%	14.42%	14.82%
EQ/Moderate Growth Strategy Index	13.05%	6.75%	8.00%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$5,133,977,103

Number of Portfolio Holdings	9

Total Investment Advisory Fees Paid	$4,778,152

Portfolio Turnover Rate	14%

Annual Shareholder Report - December 31, 2025	2	EQ/Moderate Growth Strategy Portfolio (Class IB)

What did the Portfolio
invest
in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	60.5%

Fixed Income	39.5%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	35.8%

EQ/Core Bond Index Portfolio	14.3%

EQ/2000 Managed Volatility Portfolio	14.0%

EQ/International Managed Volatility Portfolio	8.4%

EQ/Long-Term Bond Portfolio	8.3%

EQ/Intermediate Corporate Bond Portfolio	7.2%

EQ/Intermediate Government Bond Portfolio	7.2%

EQ/AB Short Duration Government Bond Portfolio	2.5%

EQ/400 Managed Volatility Portfolio	2.3%

Additional Information
For additional information about the Portfolio, including its prospectus, fi nanc
ial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A085-B
146426_B

Annual Shareholder Report - December 31, 2025	3	EQ/Moderate Growth Strategy Portfolio (Class IB)

EQ/GROWTH STRATEGY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$51	0.48%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio
perform
last year and what affected its performance?

The Portfolio’s Class IB shares returned 11.44% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 42% to the U.S. large cap equity asset class was the largest contributor to total return.
•
The Portfolio’s largest holding, the EQ/500 Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the top contributor to total return.
•
The Portfolio’s allocation to the international equity asset class also contributed to performance, as international equities outperformed U.S. equities during the year.

What detracted from performance during the year?

•
Volatility management detracted from performance. In response to market volatility triggered by U.S. trade policy, the Portfolio de-equitized
in April, which limited the Portfolio’s participation in the subsequent equity market recovery.
•
The Portfolio’s allocations to the mid cap and small cap equity asset classes detracted from performance relative to the large cap equity asset class. An investment in the EQ/400 Managed Volatility Portfolio did not contribute meaningfully to total return.
•
The Portfolio’s investment in the EQ/AB Short Duration Government Bond Portfolio had a negligible impact on performance.

Annual Shareholder Report - December 31, 2025	1	EQ/Growth Strategy Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over th
e past 10 years compared to the S&P 500
®
Index, EQ/Growth Strategy Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Growth Strategy Portfolio (Class IB)	11.44%	6.61%	8.07%
S&P 500 ® Index	17.88%	14.42%	14.82%
EQ/Growth Strategy Index	14.15%	7.83%	9.04%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$4,658,302,316

Number of Portfolio Holdings	9

Total Investment Advisory Fees Paid	$4,262,403

Portfolio Turnover Rate	14%

Annual Shareholder Report - December 31, 2025	2	EQ/Growth Strategy Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	70.5%

Fixed Income	29.5%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	41.9%

EQ/2000 Managed Volatility Portfolio	16.4%

EQ/Core Bond Index Portfolio	10.4%

EQ/International Managed Volatility Portfolio	9.8%

EQ/Long-Term Bond Portfolio	6.7%

EQ/Intermediate Corporate Bond Portfolio	5.2%

EQ/Intermediate Government Bond Portfolio	5.2%

EQ/400 Managed Volatility Portfolio	2.4%

EQ/AB Short Duration Government Bond Portfolio	2.0%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A054-B
146425_B

Annual Shareholder Report - December 31, 2025	3	EQ/Growth Strategy Portfolio (Class IB)

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Aggressive Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$51	0.48%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 12.17% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 49% to the U.S. large cap equity asset class was the largest contributor to total return.
•
The Portfolio’s largest holding, the EQ/500 Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the top contributor to total return.
•
The Portfolio’s exposure to the international equity asset class also contributed to performance, as international equities outperformed U.S. equities during the year.

What detracted from performance during the year?

•
Volatility management detracted from the Portfolio’s total return. In response to market volatility triggered by U.S. trade policy, the Portfolio de-equitized
in April, which limited the Portfolio’s participation in the subsequent equity market recovery.
•
The Portfolio’s allocations to the mid cap and small cap equity asset classes detracted from performance relative to the large cap equity asset class. An investment in the EQ/400 Managed Volatility Portfolio did not contribute meaningfully to total return.

Annual Shareholder Report - December 31, 2025	1	EQ/Aggressive Growth Strategy Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S
&
P 500
®
Index, EQ/Aggressive Growth Strategy Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Aggressive Growth Strategy Portfolio (Class IB)	12.17%	7.61%	9.04%
S&P 500 ® Index	17.88%	14.42%	14.82%
EQ/Aggressive Growth Strategy Index	15.28%	9.11%	10.22%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$5,715,488,029

Number of Portfolio Holdings	9

Total Investment Advisory Fees Paid	$5,074,535

Portfolio Turnover Rate	13%

Annual Shareholder Report - December 31, 2025	2	EQ/Aggressive Growth Strategy Portfolio (Class IB)

What did the Portfolio
invest
in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	80.6%

Fixed Income	19.4%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	48.1%

EQ/2000 Managed Volatility Portfolio	18.7%

EQ/International Managed Volatility Portfolio	11.1%

EQ/Core Bond Index Portfolio	6.8%

EQ/Long-Term Bond Portfolio	4.6%

EQ/Intermediate Corporate Bond Portfolio	3.4%

EQ/Intermediate Government Bond Portfolio	3.4%

EQ/400 Managed Volatility Portfolio	2.7%

EQ/AB Short Duration Government Bond Portfolio	1.2%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A029-B
148394_B

Annual Shareholder Report - December 31, 2025	3	EQ/Aggressive Growth Strategy Portfolio (Class IB)

EQ/CONSERVATIVE ALLOCATION PORTFOLIO
(CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Conservative Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year ? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$50	0.48%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 7.48% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 20% to the equity asset class produced attractive gains.
•
The Portfolio’s investment in the EQ/Intermediate Government Bond Portfolio was the top contributor to performance.
•
The Portfolio’s exposure to the international equity asset class also contributed to performance, as international equities outperformed U.S. equities during the year.
•
The Portfolio’s average allocation of 80% to the fixed income asset class also produced positive returns.

What detracted from performance during the year?

•
Volatility management detracted from performance. In response to market volatility triggered by U.S. trade policy, the Portfolio de-equitized
in April, which limited the Portfolio’s participation in the subsequent equity market recovery.
•
The Portfolio’s allocations to the small cap and mid cap equity asset classes detracted from performance.
•
Although the 1290 VT High Yield Bond Portfolio delivered strong returns, the investment did not contribute meaningfully to performance due to the small allocation to the high yield asset class.

Annual Shareholder Report - December 31, 2025	1	EQ/Conservative Allocation Portfolio (Class IB)

How did the Portfolio perform over the
past
10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index, EQ/Conservative Allocation Index, S&P 500
®
Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Conservative Allocation Portfolio (Class IB)	7.48%	1.74%	3.11%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
EQ/Conservative Allocation Index	8.80%	2.42%	3.60%
S&P 500 ® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of Dece m ber 31, 2025)

Net Assets	$599,819,059

Number of Portfolio Holdings	34

Total Investment Advisory Fees Paid	$294,334

Portfolio Turnover Rate	13%

Annual Shareholder Report - December 31, 2025	2	EQ/Conservative Allocation Portfolio (Class IB)

What did the
Portfolio
invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.5%

Fixed Income	79.8%

Equity	20.7%

Cash and Other Assets Less Liabilities		-0.5%

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	19.4%

EQ/Core Bond Index Portfolio	16.0%

EQ/PIMCO Ultra Short Bond Portfolio	9.2%

Multimanager Core Bond Portfolio	8.0%

ATM Large Cap Managed Volatility Portfolio	6.7%

EQ/Long-Term Bond Portfolio	6.2%

1290 VT DoubleLine Opportunistic Bond Portfolio	6.0%

EQ/Quality Bond PLUS Portfolio	4.8%

EQ/Core Plus Bond Portfolio	4.7%

1290 Diversified Bond Fund	4.0%

Additional In formation
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A038-B
146402_B

Annual Shareholder Report - December 31, 2025	3	EQ/Conservative Allocation Portfolio (Class IB)

EQ/CONSERVATIVE ALLOCATION PORTFOLIO
(CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Conservative Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$24	0.23%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the
Portfolio
perform last year and what affected its performance?

The Portfolio’s Class K shares returned 7.89% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 20% to the equity asset class produced attractive gains.
•
The Portfolio’s investment in the EQ/Intermediate Government Bond Portfolio was the top contributor to performance.
•
The Portfolio’s exposure to the international equity asset class also contributed to performance, as international equities outperformed U.S. equities during the year.
•
The Portfolio’s average allocation of 80% to the fixed income asset class also produced positive returns.

What detracted from performance during the year?

•
Volatility management detracted from performance. In response to market volatility triggered by U.S. trade policy, the Portfolio de-equitized
in April, which limited the Portfolio’s participation in the subsequent equity market recovery.
•
The Portfolio’s allocations to the small cap and mid cap equity asset classes detracted from performance.
•
Although the 1290 VT High Yield Bond Portfolio delivered strong returns, the investment did not contribute meaningfully to performance due to the small allocation to the high yield asset class.

Annual Shareholder Report - December 31, 2025	1	EQ/Conservative Allocation Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index, EQ/Conservative Allocation Index, S&P 500
®
Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Conservative Allocation Portfolio (Class K)	7.89%	2.00%	3.38%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
EQ/Conservative Allocation Index	8.80%	2.42%	3.60%
S&P 500 ® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$599,819,059

Number of Portfolio Holdings	34

Total Investment Advisory Fees Paid	$294,334

Portfolio Turnover Rate	13%

Annual Shareholder Report - December 31, 2025	2	EQ/Conservative Allocation Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.5%

Fixed Income	79.8%

Equity	20.7%

Cash and Other Assets Less Liabilities		-0.5%

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	19.4%

EQ/Core Bond Index Portfolio	16.0%

EQ/PIMCO Ultra Short Bond Portfolio	9.2%

Multimanager Core Bond Portfolio	8.0%

ATM Large Cap Managed Volatility Portfolio	6.7%

EQ/Long-Term Bond Portfolio	6.2%

1290 VT DoubleLine Opportunistic Bond Portfolio	6.0%

EQ/Quality Bond PLUS Portfolio	4.8%

EQ/Core Plus Bond Portfolio	4.7%

1290 Diversified Bond Fund	4.0%

Additional Information
For additional information about the Portfolio, including its prospectus, fin anci
al statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A038-K
146402_K

Annual Shareholder Report - December 31, 2025	3	EQ/Conservative Allocation Portfolio (Class K)

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Conservative-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year ? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$55	0.53%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 9.06% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 41% to the equity asset class produced attractive gains.
•
The Portfolio’s investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the top contributor to performance.
•
The Portfolio’s exposure to the international equity asset class also contributed to performance, as international equities outperformed U.S. equities during the year.
•
The Portfolio’s average allocation of 59% to the fixed income asset class also produced positive returns.

What detracted from performance
during
the year?

•
Volatility management detracted from performance. In response to market volatility triggered by U.S. trade policy, the Portfolio de-equitized
in April, which limited the Portfolio’s participation in the subsequent equity market recovery.
•
The Portfolio’s allocations to the mid cap and small cap equity asset classes detracted from performance.
•
Although the 1290 VT High Yield Bond Portfolio delivered strong returns, the investment did not contribute meaningfully to performance due to the small allocation to the high yield asset class.

Annual Shareholder Report - December 31, 2025	1	EQ/Conservative-Plus Allocation Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index, EQ/Conservative-Plus Allocation Index, S&P 500
®
Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Conservative-Plus Allocation Portfolio (Class IB)	9.06%	3.38%	4.94%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
EQ/Conservative-Plus Allocation Index	11.20%	4.49%	5.68%
S&P 500 ® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$746,811,091

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$766,094

Portfolio Turnover Rate	13%

Annual Shareholder Report - December 31, 2025	2	EQ/Conservative-Plus Allocation Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Fixed Income	59.3%

Equity	40.6%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	13.5%

ATM Large Cap Managed Volatility Portfolio	11.5%

EQ/Core Bond Index Portfolio	11.3%

EQ/Long-Term Bond Portfolio	6.9%

EQ/PIMCO Ultra Short Bond Portfolio	5.9%

Multimanager Core Bond Portfolio	5.9%

1290 VT DoubleLine Opportunistic Bond Portfolio	4.5%

ATM International Managed Volatility Portfolio	3.9%

EQ/Core Plus Bond Portfolio	3.6%

EQ/Quality Bond PLUS Portfolio	3.5%

Additional Information
For additional information about the Portfolio, including
its p
rospectus, financial
stat
ements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A041-B
146403_B

Annual Shareholder Report - December 31, 2025	3	EQ/Conservative-Plus Allocation Portfolio (Class IB)

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Conservative-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can ﬁnd additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$29	0.28%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 9.32% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 41% to the equity asset class produced attractive gains.
•
The Portfolio’s investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the top contributor to performance.
•
The Portfolio’s exposure to the international equity asset class also contributed to performance, as international equities outperformed U.S. equities during the year.
•
The Portfolio’s average allocation of 59% to the ﬁxed income asset class also produced positive returns.

What detracted from performance during the year?

•
Volatility management detracted from performance. In response to market volatility triggered by U.S. trade policy, the Portfolio de-equitized in April, which limited the Portfolio’s participation in the subsequent equity market recovery.
•
The Portfolio’s allocations to the mid cap and small cap equity asset classes detracted from performance.
•
Although the 1290 VT High Yield Bond Portfolio delivered strong returns, the investment did not contribute meaningfully to performance due to the small allocation to the high yield asset class.

Annual Shareholder Report - December 31, 2025	1	EQ/Conservative-Plus Allocation Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index, EQ/Conservative-Plus Allocation Index, S
&P
500
®
Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Conservative-Plus Allocation Portfolio (Class K)	9.32%	3.64%	5.19%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
EQ/Conservative-Plus Allocation Index	11.20%	4.49%	5.68%
S&P 500 ® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$746,811,091

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$766,094

Portfolio Turnover Rate	13%

Annual Shareholder Report - December 31, 2025	2	EQ/Conservative-Plus Allocation Portfolio (Class K)

What did the
Portfolio

invest
in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Fixed Income	59.3%

Equity	40.6%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	13.5%

ATM Large Cap Managed Volatility Portfolio	11.5%

EQ/Core Bond Index Portfolio	11.3%

EQ/Long-Term Bond Portfolio	6.9%

EQ/PIMCO Ultra Short Bond Portfolio	5.9%

Multimanager Core Bond Portfolio	5.9%

1290 VT DoubleLine Opportunistic Bond Portfolio	4.5%

ATM International Managed Volatility Portfolio	3.9%

EQ/Core Plus Bond Portfolio	3.6%

EQ/Quality Bond PLUS Portfolio	3.5%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A041-K
146403_K

Annual Shareholder Report - December 31, 2025	3	EQ/Conservative-Plus Allocation Portfolio (Class K)

EQ/MODERATE ALLOCATION PORTFOLIO (CLASS IA)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IA	$51	0.49%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IA shares returned 10.20% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 51% to the equity asset class produced attractive gains.
•
The Portfolio’s investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the top contributor to performance.
•
The Portfolio’s exposure to the international equity asset class also contributed to performance, as international equities outperformed U.S. equities during the year.
•
The Portfolio’s average allocation of 49% to the ﬁxed income asset class also produced positive returns.

What detracted from
performance
during the year?

•
Volatility management detracted from performance. In response to market volatility triggered by U.S. trade policy, the Portfolio de-equitized in April, which limited the Portfolio’s participation in the subsequent equity market recovery.
•
The Portfolio’s allocations to the small cap and mid cap equity asset classes detracted from performance.
•
Although the 1290 VT High Yield Bond Portfolio delivered strong returns, the investment did not contribute meaningfully to performance due to the small allocation to the high yield asset class.

Annual Shareholder Report - December 31, 2025	1	EQ/Moderate Allocation Portfolio (Class IA)

How did the
Portfolio
perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index, EQ/Moderate Allocation Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Moderate Allocation Portfolio (Class IA)	10.20%	4.12%	5.77%
S&P 500 ® Index	17.88%	14.42%	14.82%
EQ/Moderate Allocation Index	12.79%	5.41%	6.57%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$5,186,316,191

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$4,820,468

Portfolio Turnover Rate	13%

Annual Shareholder Report - December 31, 2025	2	EQ/Moderate Allocation Portfolio (Class IA)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	50.7%

Fixed Income	49.2%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	12.5%

EQ/Intermediate Government Bond Portfolio	10.7%

EQ/Core Bond Index Portfolio	8.9%

EQ/Long-Term Bond Portfolio	7.0%

ATM International Managed Volatility Portfolio	6.1%

Multimanager Core Bond Portfolio	4.9%

EQ/PIMCO Ultra Short Bond Portfolio	4.7%

ATM Small Cap Managed Volatility Portfolio	4.0%

1290 VT DoubleLine Opportunistic Bond Portfolio	3.7%

EQ/Quality Bond PLUS Portfolio	3.0%

Additional Information
For additional information about the Portfolio, inc
lu
ding its p
ro
spectus, fi
na
ncial st
atem
ents, p
o
rtfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A084-A
146404_A

Annual Shareholder Report - December 31, 2025	3	EQ/Moderate Allocation Portfolio (Class IA)

EQ/MODERATE ALLOCATION PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can ﬁnd additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$51	0.49%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio
perform
last year and what affected its performance?

The Portfolio’s Class IB shares returned 10.25% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 51% to the equity asset class produced attractive gains.
•
The Portfolio’s investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the top contributor to performance.
•
The Portfolio’s exposure to the international equity asset class also contributed to performance, as international equities outperformed U.S. equities during the year.
•
The Portfolio’s average allocation of 49% to the ﬁxed income asset class also produced positive returns.

What detracted from performance during the year?

•
Volatility management detracted from performance. In response to market volatility triggered by U.S. trade policy, the Portfolio de-equitized in April, which limited the Portfolio’s participation in the subsequent equity market recovery.
•
The Portfolio’s allocations to the small cap and mid cap equity asset classes detracted from performance.
•
Although the 1290 VT High Yield Bond Portfolio delivered strong returns, the investment did not contribute meaningfully to performance due to the small allocation to the high yield asset class.

Annual Shareholder Report - December 31, 2025	1	EQ/Moderate Allocation Portfolio (Class IB)

How did the Portfolio
perform
over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index, EQ/Moderate Allocation Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Moderate Allocation Portfolio (Class IB)	10.25%	4.14%	5.78%
S&P 500 ® Index	17.88%	14.42%	14.82%
EQ/Moderate Allocation Index	12.79%	5.41%	6.57%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$5,186,316,191

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$4,820,468

Portfolio Turnover Rate	13%

Annual Shareholder Report - December 31, 2025	2	EQ/Moderate Allocation Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	50.7%

Fixed Income	49.2%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	12.5%

EQ/Intermediate Government Bond Portfolio	10.7%

EQ/Core Bond Index Portfolio	8.9%

EQ/Long-Term Bond Portfolio	7.0%

ATM International Managed Volatility Portfolio	6.1%

Multimanager Core Bond Portfolio	4.9%

EQ/PIMCO Ultra Short Bond Portfolio	4.7%

ATM Small Cap Managed Volatility Portfolio	4.0%

1290 VT DoubleLine Opportunistic Bond Portfolio	3.7%

EQ/Quality Bond PLUS Portfolio	3.0%

Additional Information
For additional infor
ma
tion about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A084-B
146404_B

Annual Shareholder Report - December 31, 2025	3	EQ/Moderate Allocation Portfolio (Class IB)

EQ/MODERATE ALLOCATION PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$25	0.24%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 10.45% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 51% to the equity asset class produced attractive gains.
•
The Portfolio’s investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the top contributor to performance.
•
The Portfolio’s exposure to the international equity asset class also contributed to performance, as international equities outperformed U.S. equities during the year.
•
The Portfolio’s average allocation of 49% to the ﬁxed income asset class also produced positive returns.

What detracted from performance during the year?

•
Volatility management detracted from performance. In response to market volatility triggered by U.S. trade policy, the Portfolio de-equitized in April, which limited the Portfolio’s participation in the subsequent equity market recovery.
•
The Portfolio’s allocations to the small cap and mid cap equity asset classes detracted from performance.
•
Although the 1290 VT High Yield Bond Portfolio delivered strong returns, the investment did not contribute meaningfully to performance due to the small allocation to the high yield asset class.

Annual Shareholder Report - December 31, 2025	1	EQ/Moderate Allocation Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index, EQ/Moderate Allocation Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Moderate Allocation Portfolio (Class K)	10.45%	4.40%	6.04%
S&P 500 ® Index	17.88%	14.42%	14.82%
EQ/Moderate Allocation Index	12.79%	5.41%	6.57%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$5,186,316,191

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$4,820,468

Portfolio Turnover Rate	13%

Annual Shareholder Report - December 31, 2025	2	EQ/Moderate Allocation Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	50.7%

Fixed Income	49.2%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	12.5%

EQ/Intermediate Government Bond Portfolio	10.7%

EQ/Core Bond Index Portfolio	8.9%

EQ/Long-Term Bond Portfolio	7.0%

ATM International Managed Volatility Portfolio	6.1%

Multimanager Core Bond Portfolio	4.9%

EQ/PIMCO Ultra Short Bond Portfolio	4.7%

ATM Small Cap Managed Volatility Portfolio	4.0%

1290 VT DoubleLine Opportunistic Bond Portfolio	3.7%

EQ/Quality Bond PLUS Portfolio	3.0%

Additional Information
For additional information about the Portfolio, in
clud
ing its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A084-K
146404_K

Annual Shareholder Report - December 31, 2025	3	EQ/Moderate Allocation Portfolio (Class K)

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Moderate-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$51	0.48%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance
?

The Portfolio’s Class IB shares returned 11.50% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 71% to the equity asset class produced attractive gains.
•
The Portfolio’s investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the top contributor to performance.
•
The Portfolio’s exposure to the international equity asset class also contributed to performance, as international equities outperformed U.S. equities during the year.
•
The Portfolio’s average allocation of 29% to the ﬁxed income asset class also produced positive returns.

What detracted from performance during the year?

•
Volatility management detracted from performance. In response to market volatility triggered by U.S. trade policy, the Portfolio de-equitized in April, which limited the Portfolio’s participation in the subsequent equity market recovery.
•
The Portfolio’s allocations to the small cap and mid cap equity asset classes detracted from performance.
•
Although the 1290 VT High Yield Bond Portfolio delivered strong returns, the investment did not contribute meaningfully to performance due to the small allocation to the high yield asset class.

Annual Shareholder Report - December 31, 2025	1	EQ/Moderate-Plus Allocation Portfolio (Class IB)

How did the
Portfolio
perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index, EQ/Moderate-Plus Allocation Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Moderate-Plus Allocation Portfolio (Class IB)	11.50%	5.88%	7.67%
S&P 500 ® Index	17.88%	14.42%	14.82%
EQ/Moderate-Plus Allocation Index	15.24%	7.56%	8.62%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$6,752,839,931

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$6,120,562

Portfolio Turnover Rate	13%

Annual Shareholder Report - December 31, 2025	2	EQ/Moderate-Plus Allocation Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	70.8%

Fixed Income	29.1%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	17.3%

ATM International Managed Volatility Portfolio	7.9%

ATM Small Cap Managed Volatility Portfolio	7.2%

EQ/Intermediate Government Bond Portfolio	5.9%

EQ/Long-Term Bond Portfolio	5.1%

EQ/Core Bond Index Portfolio	4.8%

EQ/AB Small Cap Growth Portfolio	3.3%

EQ/Large Cap Core Managed Volatility Portfolio	3.3%

EQ/MFS International Growth Portfolio	3.1%

Multimanager Core Bond Portfolio	2.9%

Additional Information
For additional information about the Portfolio, in
clu
ding its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A086-B
146405_B

Annual Shareholder Report - December 31, 2025	3	EQ/Moderate-Plus Allocation Portfolio (Class IB)

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Moderate-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$25	0.23%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 11.74% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 71% to the equity asset class produced attractive gains.
•
The Portfolio’s investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the top contributor to performance.
•
The Portfolio’s exposure to the international equity asset class also contributed to performance, as international equities outperformed U.S. equities during the year.
•
The Portfolio’s average allocation of 29% to the fixed income asset class also produced positive returns.

What detracted from performance during the year?

•
Volatility management detracted from performance. In response to market volatility triggered by U.S. trade policy, the Portfolio de-equitized in April, which limited the Portfolio’s participation in the subsequent equity market recovery.
•
The Portfolio’s allocations to the small cap and mid cap equity asset classes detracted from performance.
•
Although the 1290 VT High Yield Bond Portfolio delivered strong returns, the investment did not contribute meaningfully to performance due to the small allocation to the high yield asset class.

Annual Shareholder Report - December 31, 2025	1	EQ/Moderate-Plus Allocation Portfolio (Class K)

How did the Portfolio
perform
over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index, EQ/Moderate-Plus Allocation Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Moderate-Plus Allocation Portfolio (Class K)	11.74%	6.16%	7.94%
S&P 500 ® Index	17.88%	14.42%	14.82%
EQ/Moderate-Plus Allocation Index	15.24%	7.56%	8.62%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$6,752,839,931

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$6,120,562

Portfolio Turnover Rate	13%

Annual Shareholder Report - December 31, 2025	2	EQ/Moderate-Plus Allocation Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	70.8%

Fixed Income	29.1%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	17.3%

ATM International Managed Volatility Portfolio	7.9%

ATM Small Cap Managed Volatility Portfolio	7.2%

EQ/Intermediate Government Bond Portfolio	5.9%

EQ/Long-Term Bond Portfolio	5.1%

EQ/Core Bond Index Portfolio	4.8%

EQ/AB Small Cap Growth Portfolio	3.3%

EQ/Large Cap Core Managed Volatility Portfolio	3.3%

EQ/MFS International Growth Portfolio	3.1%

Multimanager Core Bond Portfolio	2.9%

Additional Information
For additional information about the Portfolio, including its pr osp
ectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A086-K
146405_K

Annual Shareholder Report - December 31, 2025	3	EQ/Moderate-Plus Allocation Portfolio (Class K)

EQ/AGGRESSIVE ALLOCATION PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Aggressive Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$52	0.49%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 12.97% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 91% to the equity asset class produced attractive gains.
•
The Portfolio’s investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to performance.
•
The Portfolio’s exposure to the international equity asset class also contributed to performance, as international equities outperformed U.S. equities during the year.
•
The Portfolio’s average allocation of 9% to the fixed income asset class also produced positive returns.

What detracted from performance during the year?

•
Volatility management detracted from performance. In response to market volatility triggered by U.S. trade policy, the Portfolio de-equitized in April, which limited the Portfolio’s participation in the subsequent equity market recovery.
•
The Portfolio’s allocations to the small cap and mid cap equity asset classes detracted from performance.
•
The Portfolio’s investments in the EQ/Janus Enterprise Portfolio and the EQ/American Century Mid Cap Value Portfolio did not contribute meaningfully to performance.

Annual Shareholder Report - December 31, 2025	1	EQ/Aggressive Allocation Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index, EQ/Aggressive Allocation Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Aggressive Allocation Portfolio (Class IB)	12.97%	7.79%	9.47%
S&P 500 ® Index	17.88%	14.42%	14.82%
EQ/Aggressive Allocation Index	17.91%	9.99%	10.78%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$3,271,429,255

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$2,935,487

Portfolio Turnover Rate	11%

Annual Shareholder Report - December 31, 2025	2	EQ/Aggressive Allocation Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	91.0%

Fixed Income	9.0%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	24.4%

ATM International Managed Volatility Portfolio	10.4%

ATM Small Cap Managed Volatility Portfolio	7.7%

EQ/Large Cap Core Managed Volatility Portfolio	4.5%

EQ/MFS International Growth Portfolio	4.2%

EQ/Global Equity Managed Volatility Portfolio	4.0%

EQ/AB Small Cap Growth Portfolio	3.7%

EQ/ClearBridge Select Equity Managed Volatility Portfolio	3.5%

EQ/International Value Managed Volatility Portfolio	3.2%

EQ/Large Cap Value Managed Volatility Portfolio	2.7%

Additional Information
For additional information about the Portfolio, including its pros
pectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A028-B
146401_B

Annual Shareholder Report - December 31, 2025	3	EQ/Aggressive Allocation Portfolio (Class IB)

EQ/AGGRESSIVE ALLOCATION PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Aggressive Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$26	0.24%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 13.21% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 91% to the equity asset class produced attractive gains.
•
The Portfolio’s investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to performance.
•
The Portfolio’s exposure to the international equity asset class also contributed to performance, as international equities outperformed U.S. equities during the year.
•
The Portfolio’s average allocation of 9% to the fixed income asset class also produced positive returns.

What detracted from performance during the year?

•
Volatility management detracted from performance. In response to market volatility triggered by U.S. trade policy, the Portfolio de-equitized in April, which limited the Portfolio’s participation in the subsequent equity market recovery.
•
The Portfolio’s allocations to the small cap and mid cap equity asset classes detracted from performance.
•
The Portfolio’s investments in the EQ/Janus Enterprise Portfolio and the EQ/American Century Mid Cap Value Portfolio did not contribute meaningfully to performance.

Annual Shareholder Report - December 31, 2025	1	EQ/Aggressive Allocation Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index, EQ/Aggressive Allocation Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Aggressive Allocation Portfolio (Class K)	13.21%	8.07%	9.75%
S&P 500 ® Index	17.88%	14.42%	14.82%
EQ/Aggressive Allocation Index	17.91%	9.99%	10.78%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$3,271,429,255

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$2,935,487

Portfolio Turnover Rate	11%

Annual Shareholder Report - December 31, 2025	2	EQ/Aggressive Allocation Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	91.0%

Fixed Income	9.0%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	24.4%

ATM International Managed Volatility Portfolio	10.4%

ATM Small Cap Managed Volatility Portfolio	7.7%

EQ/Large Cap Core Managed Volatility Portfolio	4.5%

EQ/MFS International Growth Portfolio	4.2%

EQ/Global Equity Managed Volatility Portfolio	4.0%

EQ/AB Small Cap Growth Portfolio	3.7%

EQ/ClearBridge Select Equity Managed Volatility Portfolio	3.5%

EQ/International Value Managed Volatility Portfolio	3.2%

EQ/Large Cap Value Managed Volatility Portfolio	2.7%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A028-K
146401_K

Annual Shareholder Report - December 31, 2025	3	EQ/Aggressive Allocation Portfolio (Class K)

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the Equitable Conservative Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$69	0.65%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 12.03% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 56% to the fixed income asset class produced positive returns.
•
The Portfolio’s largest holding, the 1290 Diversified Bond Fund, was the top contributor to total return.
•
Exposure to international equities, including emerging markets, also contributed to total return.

What detracted from performance during the year?

•
Favoring U.S. equities over emerging market equities in the first six months of the year detracted from total return, as emerging markets outperformed the U.S. equity market during the period.
•
The Portfolio’s investment in the EQ/AB Small Cap Growth Portfolio did not contribute meaningfully to performance.
•
The 1290 SmartBeta Equity Fund lagged its benchmark index and delivered only a small return relative to its weight in the Portfolio.

Annual Shareholder Report - December 31, 2025	1	Equitable Conservative Growth MF/ETF Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI ACWI (Net) Index, Equitable Conservative Growth MF/ETF Index and Bloomberg U.S. Aggregate Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
Equitable Conservative Growth MF/ETF Portfolio (Class IB)	12.03%	4.95%	6.85%
MSCI ACWI (Net) Index	22.34%	11.19%	11.72%
Equitable Conservative Growth MF/ETF Index	13.21%	4.26%	6.02%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance for periods prior to August 19, 2022, is that of the Portfolio when it invested directly in securities and other instruments, had a different investment objective, had different investment policies and strategies, and was managed by a sub-adviser.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$81,008,908

Number of Portfolio Holdings	15

Total Investment Advisory Fees Paid	$77,527

Portfolio Turnover Rate	52%

Annual Shareholder Report - December 31, 2025	2	Equitable Conservative Growth MF/ETF Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		66.8%

Fixed Income	44.0%

Equity	22.8%

Exchange Traded Funds		31.2%

Equity	24.7%

Fixed Income	6.5%

Cash and Other Assets Less Liabilities		2.0%

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	35.1%

1290 SmartBeta Equity Fund	11.3%

1290 High Yield Bond Fund	8.9%

Vanguard FTSE Emerging Markets ETF	6.7%

SPDR Portfolio Developed World ex-US ETF	5.7%

iShares Core S&P U.S. Growth ETF	4.9%

iShares MSCI Global Min Vol Factor ETF	4.9%

1290 GAMCO Small/Mid Cap Value Fund	4.9%

1290 Essex Small Cap Growth Fund	3.8%

iShares Broad USD High Yield Corporate Bond ETF	3.5%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A100-B
148392_B

Annual Shareholder Report - December 31, 2025	3	Equitable Conservative Growth MF/ETF Portfolio (Class IB)

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the Equitable Conservative Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$43	0.40%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 12.36% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 56% to the fixed income asset class produced positive returns.
•
The Portfolio’s largest holding, the 1290 Diversified Bond Fund, was the top contributor to total return.
•
Exposure to international equities, including emerging markets, also contributed to total return.

What detracted from performance during the year?

•
Favoring U.S. equities over emerging market equities in the first six months of the year detracted from total return, as emerging markets outperformed the U.S. equity market during the period.
•
The Portfolio’s investment in the EQ/AB Small Cap Growth Portfolio did not contribute meaningfully to performance.
•
The 1290 SmartBeta Equity Fund lagged its benchmark index and delivered only a small return relative to its weight in the Portfolio.

Annual Shareholder Report - December 31, 2025	1	Equitable Conservative Growth MF/ETF Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI ACWI (Net) Index, Equitable Conservative Growth MF/ETF Index and Bloomberg U.S. Aggregate Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
Equitable Conservative Growth MF/ETF Portfolio (Class K)	12.36%	5.22%	7.12%
MSCI ACWI (Net) Index	22.34%	11.19%	11.72%
Equitable Conservative Growth MF/ETF Index	13.21%	4.26%	6.02%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance for periods prior to August 19, 2022, is that of the Portfolio when it invested directly in securities and other instruments, had a different investment objective, had different investment policies and strategies, and was managed by a sub-adviser.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$81,008,908

Number of Portfolio Holdings	15

Total Investment Advisory Fees Paid	$77,527

Portfolio Turnover Rate	52%

Annual Shareholder Report - December 31, 2025	2	Equitable Conservative Growth MF/ETF Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		66.8%

Fixed Income	44.0%

Equity	22.8%

Exchange Traded Funds		31.2%

Equity	24.7%

Fixed Income	6.5%

Cash and Other Assets Less Liabilities		2.0%

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	35.1%

1290 SmartBeta Equity Fund	11.3%

1290 High Yield Bond Fund	8.9%

Vanguard FTSE Emerging Markets ETF	6.7%

SPDR Portfolio Developed World ex-US ETF	5.7%

iShares Core S&P U.S. Growth ETF	4.9%

iShares MSCI Global Min Vol Factor ETF	4.9%

1290 GAMCO Small/Mid Cap Value Fund	4.9%

1290 Essex Small Cap Growth Fund	3.8%

iShares Broad USD High Yield Corporate Bond ETF	3.5%

Additional Information
For additional information about the Portfolio, including its prospectus, ﬁnancial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A100-K
148392_K

Annual Shareholder Report - December 31, 2025	3	Equitable Conservative Growth MF/ETF Portfolio (Class K)

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the Equitable Moderate Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$63	0.59%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 13.43% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 64% to the equity asset class produced positive returns.
•
The Portfolio’s largest holding, the 1290 Diversified Bond Fund, was a top contributor to performance.
•
The Portfolio’s investment in the 1290 Essex Small Cap Growth Fund, which outperformed the broad U.S. equity market, also contributed to performance.
•
Exposure to international equities, including emerging markets, also contributed to performance.

What detracted from performance during the year?

•
Favoring U.S. equities over emerging market equities in the first six months of the year detracted from performance, as emerging markets outperformed the U.S. equity market during the period.
•
Exposure to low volatility investments also detracted from performance.
•
The 1290 SmartBeta Equity Fund lagged its benchmark index and delivered only a small return relative to its weight in the Portfolio.

Annual Shareholder Report - December 31, 2025	1	Equitable Moderate Growth MF/ETF Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the MSCI ACWI (Net) Index, Equitable Moderate Growth MF/ETF Index and Bloomberg U.S. Aggregate Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	Since Inception*
Equitable Moderate Growth MF/ETF Portfolio (Class IB)	13.43%	5.71%
MSCI ACWI (Net) Index	22.34%	11.16%
Equitable Moderate Growth MF/ETF Index	16.22%	7.15%
Bloomberg U.S. Aggregate Bond Index	7.30%	1.03%

*	Date of inception: February 15, 2022
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$37,737,243

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	43%

Annual Shareholder Report - December 31, 2025	2	Equitable Moderate Growth MF/ETF Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		64.9%

Equity	38.9%

Fixed Income	26.0%

Exchange Traded Funds		33.1%

Equity	28.7%

Fixed Income	4.4%

Short-Term Investments		1.9%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	20.4%

1290 SmartBeta Equity Fund	19.8%

1290 GAMCO Small/Mid Cap Value Fund	8.1%

Vanguard FTSE Emerging Markets ETF	8.0%

iShares MSCI Global Min Vol Factor ETF	7.4%

1290 Essex Small Cap Growth Fund	6.2%

1290 High Yield Bond Fund	5.6%

SPDR Portfolio Developed World ex-US ETF	5.6%

iShares Core S&P U.S. Growth ETF	4.9%

1290 Avantis ® U.S. Large Cap Growth Fund	2.8%

Additional Info rm ation
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A102-B
162754_B

Annual Shareholder Report - December 31, 2025	3	Equitable Moderate Growth MF/ETF Portfolio (Class IB)

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the Equitable Moderate Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$37	0.34%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 13.58% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 64% to the equity asset class produced positive returns.
•
The Portfolio’s largest holding, the 1290 Diversified Bond Fund, was a top contributor to performance.
•
The Portfolio’s investment in the 1290 Essex Small Cap Growth Fund, which outperformed the broad U.S. equity market, also contributed to performance.
•
Exposure to international equities, including emerging markets, also contributed to performance.

What detracted from performance during the year?

•
Favoring U.S. equities over emerging market equities in the first six months of the year detracted from performance, as emerging markets outperformed the U.S. equity market during the period.
•
Exposure to low volatility investments also detracted from performance.
•
The 1290 SmartBeta Equity Fund lagged its benchmark index and delivered only a small return relative to its weight in the Portfolio.

Annual Shareholder Report - December 31, 2025	1	Equitable Moderate Growth MF/ETF Portfolio (Class K)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the MSCI ACWI (Net) Index, Equitable Moderate Growth MF/ETF Index and Bloomberg U.S. Aggregate Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	Since Inception*
Equitable Moderate Growth MF/ETF Portfolio (Class K)	13.58%	5.96%
MSCI ACWI (Net) Index	22.34%	11.16%
Equitable Moderate Growth MF/ETF Index	16.22%	7.15%
Bloomberg U.S. Aggregate Bond Index	7.30%	1.03%

*	Date of inception: February 15, 2022
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$37,737,243

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	43%

Annual Shareholder Report - December 31, 2025	2	Equitable Moderate Growth MF/ETF Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		64.9%

Equity	38.9%

Fixed Income	26.0%

Exchange Traded Funds		33.1%

Equity	28.7%

Fixed Income	4.4%

Short-Term Investments		1.9%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	20.4%

1290 SmartBeta Equity Fund	19.8%

1290 GAMCO Small/Mid Cap Value Fund	8.1%

Vanguard FTSE Emerging Markets ETF	8.0%

iShares MSCI Global Min Vol Factor ETF	7.4%

1290 Essex Small Cap Growth Fund	6.2%

1290 High Yield Bond Fund	5.6%

SPDR Portfolio Developed World ex-US ETF	5.6%

iShares Core S&P U.S. Growth ETF	4.9%

1290 Avantis ® U.S. Large Cap Growth Fund	2.8%

Additional Information
For additional information about the Portfolio, including its p ros
pectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A102-K
162754_K

Annual Shareholder Report - December 31, 2025	3	Equitable Moderate Growth MF/ETF Portfolio (Class K)

EQUITABLE GROWTH MF/ETF PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

T
his annual shareholder report contains important information about the Equitable Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$62	0.58%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 14.37% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 84% to the equity asset class produced positive returns.
•
The Portfolio’s investment in the 1290 Essex Small Cap Growth Fund, which outperformed the broad U.S. equity market, was a top contributor to performance.
•
Exposure to international equities, including emerging markets, also contributed to performance.

What detracted from performance during the year?

•
Favoring U.S. equities over emerging market equities in the first six months of the year detracted from performance, as emerging markets outperformed the U.S. equity market during the period.
•
Exposure to low volatility investments also detracted from performance.
•
The 1290 SmartBeta Equity Fund lagged its benchmark index and delivered only a small return relative to its weight in the Portfolio.

Annual Shareholder Report - December 31, 2025	1	Equitable Growth MF/ETF Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the MSCI ACWI (Net) Index, Equitable Growth MF/ETF Index and Bloomberg U.S. Aggregate Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	Since Inception*
Equitable Growth MF/ETF Portfolio (Class IB)	14.37%	7.30%
MSCI ACWI (Net) Index	22.34%	11.16%
Equitable Growth MF/ETF Index	19.26%	9.16%
Bloomberg U.S. Aggregate Bond Index	7.30%	1.03%

*	Date of inception: February 15, 2022
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$38,010,252

Number of Portfolio Holdings	15

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	45%

Annual Shareholder Report - December 31, 2025	2	Equitable Growth MF/ETF Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		64.5%

Equity	55.7%

Fixed Income	8.8%

Exchange Traded Funds		33.5%

Equity	31.7%

Fixed Income	1.8%

Short-Term Investments		2.1%

Cash and Other Assets Less Liabilities		-0.1%

Top Holdings (as a % of Net Assets)

1290 SmartBeta Equity Fund	30.3%

1290 GAMCO Small/Mid Cap Value Fund	10.6%

iShares MSCI Global Min Vol Factor ETF	9.9%

Vanguard FTSE Emerging Markets ETF	8.8%

1290 Essex Small Cap Growth Fund	8.1%

SPDR Portfolio Developed World ex-US ETF	5.2%

iShares Core S&P U.S. Growth ETF	4.9%

1290 Diversified Bond Fund	4.8%

1290 Avantis ® U.S. Large Cap Growth Fund	4.1%

1290 High Yield Bond Fund	4.0%

Additional Inf or mation
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A101-B
162755_B

Annual Shareholder Report - December 31, 2025	3	Equitable Growth MF/ETF Portfolio (Class IB)

EQUITABLE GROWTH MF/ETF PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the Equitable Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can ﬁnd additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$35	0.33%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 14.63% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 84% to the equity asset class produced positive returns.
•
The Portfolio’s investment in the 1290 Essex Small Cap Growth Fund, which outperformed the broad U.S. equity market, was a top contributor to performance.
•
Exposure to international equities, including emerging markets, also contributed to performance.

What detracted from performance during the year?

•
Favoring U.S. equities over emerging market equities in the ﬁrst six months of the year detracted from performance, as emerging markets outperformed the U.S. equity market during the period.
•
Exposure to low volatility investments also detracted from performance.
•
The 1290 SmartBeta Equity Fund lagged its benchmark index and delivered only a small return relative to its weight in the Portfolio.

Annual Shareholder Report - December 31, 2025	1	Equitable Growth MF/ETF Portfolio (Class K)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the MSCI ACWI (Net) Index, Equitable Growth MF/ETF Index and Bloomberg U.S. Aggregate Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	Since Inception*
Equitable Growth MF/ETF Portfolio (Class K)	14.63%	7.56%
MSCI ACWI (Net) Index	22.34%	11.16%
Equitable Growth MF/ETF Index	19.26%	9.16%
Bloomberg U.S. Aggregate Bond Index	7.30%	1.03%

*	Date of inception: February 15, 2022
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$38,010,252

Number of Portfolio Holdings	15

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	45%

Annual Shareholder Report - December 31, 2025	2	Equitable Growth MF/ETF Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		64.5%

Equity	55.7%

Fixed Income	8.8%

Exchange Traded Funds		33.5%

Equity	31.7%

Fixed Income	1.8%

Short-Term Investments		2.1%

Cash and Other Assets Less Liabilities		-0.1%

Top Holdings (as a % of Net Assets)

1290 SmartBeta Equity Fund	30.3%

1290 GAMCO Small/Mid Cap Value Fund	10.6%

iShares MSCI Global Min Vol Factor ETF	9.9%

Vanguard FTSE Emerging Markets ETF	8.8%

1290 Essex Small Cap Growth Fund	8.1%

SPDR Portfolio Developed World ex-US ETF	5.2%

iShares Core S&P U.S. Growth ETF	4.9%

1290 Diversified Bond Fund	4.8%

1290 Avantis ® U.S. Large Cap Growth Fund	4.1%

1290 High Yield Bond Fund	4.0%

Additional Information
For additional information about the Por
tfo
lio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A101-K
162755_K

Annual Shareholder Report - December 31, 2025	3	Equitable Growth MF/ETF Portfolio (Class K)

TARGET 2015 ALLOCATION PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the Target 2015 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$58	0.55%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 9.41% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 77% to the fixed income asset class contributed positive returns, led by the 1290 Diversified Bond Fund.
•
The U.S. large cap equity asset category was the most significant contributor to total return.
•
The Portfolio’s investment in the EQ/Equity 500 Index Portfolio was the biggest single contributor to performance.

What detracted from performance during the year?

•
The Portfolio’s allocations to the small cap and mid cap equity asset classes detracted from total return relative to the large cap equity asset class.
•
Investments in the EQ/Small Company Index Portfolio and EQ/American Century Mid Cap Value Portfolio contributed the least to total return.

Annual Shareholder Report - December 31, 2025	1	Target 2015 Allocation Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index and S&P Target Date 2015 Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
Target 2015 Allocation Portfolio (Class IB)	9.41%	2.84%	5.08%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2015 Index	12.15%	4.91%	6.34%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$21,466,396

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	17%

Annual Shareholder Report - December 31, 2025	2	Target 2015 Allocation Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Fixed Income	78.3%

Equity	21.7%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/PIMCO Ultra Short Bond Portfolio	16.1%

1290 Diversified Bond Fund	15.2%

EQ/Core Plus Bond Portfolio	13.8%

1290 VT High Yield Bond Portfolio	10.2%

EQ/Equity 500 Index Portfolio	9.0%

EQ/Core Bond Index Portfolio	9.0%

EQ/Quality Bond PLUS Portfolio	7.8%

EQ/Long-Term Bond Portfolio	6.3%

EQ/International Equity Index Portfolio	3.2%

EQ/MFS International Growth Portfolio	1.8%

Additional Information
For additional information about the Portfolio, including its pro spec
tus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A106-B
146417_B

Annual Shareholder Report - December 31, 2025	3	Target 2015 Allocation Portfolio (Class IB)

TARGET 2015 ALLOCATION PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the Target 2015 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$31	0.30%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 9.69% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 77% to the fixed income asset class contributed positive returns, led by the 1290 Diversified Bond Fund.
•
The U.S. large cap equity asset category was the most significant contributor to total return.
•
The Portfolio’s investment in the EQ/Equity 500 Index Portfolio was the biggest single contributor to performance.

What detracted from performance during the year?

•
The Portfolio’s allocations to the small cap and mid cap equity asset classes detracted from total return relative to the large cap equity asset class.
•
Investments in the EQ/Small Company Index Portfolio and EQ/American Century Mid Cap Value Portfolio contributed the least to total return.

Annual Shareholder Report - December 31, 2025	1	Target 2015 Allocation Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index and S&P Target Date 2015 Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
Target 2015 Allocation Portfolio (Class K)	9.69%	3.09%	5.33%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2015 Index	12.15%	4.91%	6.34%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$21,466,396

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	17%

Annual Shareholder Report - December 31, 2025	2	Target 2015 Allocation Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Fixed Income	78.3%

Equity	21.7%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/PIMCO Ultra Short Bond Portfolio	16.1%

1290 Diversified Bond Fund	15.2%

EQ/Core Plus Bond Portfolio	13.8%

1290 VT High Yield Bond Portfolio	10.2%

EQ/Equity 500 Index Portfolio	9.0%

EQ/Core Bond Index Portfolio	9.0%

EQ/Quality Bond PLUS Portfolio	7.8%

EQ/Long-Term Bond Portfolio	6.3%

EQ/International Equity Index Portfolio	3.2%

EQ/MFS International Growth Portfolio	1.8%

Additional Information
For additional information about the Portfolio, including its pro
spectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A106-K
146417_K

Annual Shareholder Report - December 31, 2025	3	Target 2015 Allocation Portfolio (Class K)

TARGET 2025 ALLOCATION PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the Target 2025 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$61	0.58%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 13.12% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The U.S. large cap equity asset category was the most signiﬁcant contributor to total return.
•
With an average weighting of 23%, the Portfolio’s investment in the EQ/Equity 500 Index Portfolio was the top contributor to performance.
•
Exposure to international equities, including emerging markets, also contributed to total return.
•
The Portfolio’s average allocation of 48% to the ﬁxed income asset class contributed positive returns, led by the 1290 Diversiﬁed Bond Fund.

What detracted from performance during the year?

•
The Portfolio’s allocations to the small cap and mid cap equity asset classes detracted from total return relative to the large cap equity asset class.
•
Investments in the EQ/Value Equity Portfolio and EQ/American Century Mid Cap Value Portfolio contributed the least to total return.

Annual Shareholder Report - December 31, 2025	1	Target 2025 Allocation Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index and S&P Target Date 2025 Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
Target 2025 Allocation Portfolio (Class IB)	13.12%	5.57%	7.41%
S&P 500 ® Index	17.88%	14.42%	14.82%
S&P Target Date 2025 Index	13.98%	6.07%	7.57%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$136,406,876

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid	$95,976

Portfolio Turnover Rate	17%

Annual Shareholder Report - December 31, 2025	2	Target 2025 Allocation Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Equity	51.5%

Fixed Income	48.6%

Cash and Other Assets Less Liabilities		-0.1%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	22.8%

1290 Diversified Bond Fund	9.1%

EQ/PIMCO Ultra Short Bond Portfolio	9.0%

EQ/Core Plus Bond Portfolio	8.8%

EQ/International Equity Index Portfolio	7.9%

1290 VT High Yield Bond Portfolio	7.1%

EQ/Small Company Index Portfolio	5.0%

EQ/Core Bond Index Portfolio	4.9%

EQ/Quality Bond PLUS Portfolio	4.9%

EQ/Long-Term Bond Portfolio	4.7%

Additional Information
For additional information about the Portfolio, in
clu
ding its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A107-B
146418_B

Annual Shareholder Report - December 31, 2025	3	Target 2025 Allocation Portfolio (Class IB)

TARGET 2025 ALLOCATION PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the Target 2025 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can ﬁnd additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$35	0.33%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 13.38% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The U.S. large cap equity asset category was the most signiﬁcant contributor to total return.
•
With an average weighting of 23%, the Portfolio’s investment in the EQ/Equity 500 Index Portfolio was the top contributor to performance.
•
Exposure to international equities, including emerging markets, also contributed to total return.
•
The Portfolio’s average allocation of 48% to the ﬁxed income asset class contributed positive returns, led by the 1290 Diversiﬁed Bond Fund.

What detracted from performance during the year?

•
The Portfolio’s allocations to the small cap and mid cap equity asset classes detracted from total return relative to the large cap equity asset class.
•
Investments in the EQ/Value Equity Portfolio and EQ/American Century Mid Cap Value Portfolio contributed the least to total return.

Annual Shareholder Report - December 31, 2025	1	Target 2025 Allocation Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index and S&P Target Date 2025 Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
Target 2025 Allocation Portfolio (Class K)	13.38%	5.82%	7.68%
S&P 500 ® Index	17.88%	14.42%	14.82%
S&P Target Date 2025 Index	13.98%	6.07%	7.57%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$136,406,876

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid	$95,976

Portfolio Turnover Rate	17%

Annual Shareholder Report - December 31, 2025	2	Target 2025 Allocation Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Equity	51.5%

Fixed Income	48.6%

Cash and Other Assets Less Liabilities		-0.1%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	22.8%

1290 Diversified Bond Fund	9.1%

EQ/PIMCO Ultra Short Bond Portfolio	9.0%

EQ/Core Plus Bond Portfolio	8.8%

EQ/International Equity Index Portfolio	7.9%

1290 VT High Yield Bond Portfolio	7.1%

EQ/Small Company Index Portfolio	5.0%

EQ/Core Bond Index Portfolio	4.9%

EQ/Quality Bond PLUS Portfolio	4.9%

EQ/Long-Term Bond Portfolio	4.7%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A107-K
146418_K

Annual Shareholder Report - December 31, 2025	3	Target 2025 Allocation Portfolio (Class K)

TARGET 2035 ALLOCATION PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the Target 2035 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$59	0.55%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 15.70% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The U.S. large cap equity asset category was the strongest contributor to total return.
•
With an average weighting of 33%, the Portfolio’s investment in the EQ/Equity 500 Index Portfolio was the top contributor to performance.
•
Exposure to international equities, including emerging markets, also contributed to total return.

What detracted from performance during the year?

•
The Portfolio’s allocations to the small cap and mid cap equity asset classes detracted from total return relative to the large cap equity asset class.
•
Within the equity asset class, the Portfolio’s investments in the EQ/American Century Mid Cap Value Portfolio and EQ/Janus Enterprise Portfolio contributed the least to total return.
•
The Portfolio’s average allocation of 28% to the ﬁxed income asset class did not contribute meaningfully to total return.

Annual Shareholder Report - December 31, 2025	1	Target 2035 Allocation Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index and S&P Target Date 2035 Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
Target 2035 Allocation Portfolio (Class IB)	15.70%	7.50%	8.95%
S&P 500 ® Index	17.88%	14.42%	14.82%
S&P Target Date 2035 Index	16.80%	8.19%	9.32%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$294,609,321

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid	$271,159

Portfolio Turnover Rate	12%

Annual Shareholder Report - December 31, 2025	2	Target 2035 Allocation Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	71.2%

Fixed Income	28.8%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	32.7%

EQ/International Equity Index Portfolio	11.2%

EQ/Small Company Index Portfolio	8.8%

EQ/MFS International Growth Portfolio	6.1%

EQ/Emerging Markets Equity PLUS Portfolio	5.2%

EQ/Core Plus Bond Portfolio	5.2%

1290 VT High Yield Bond Portfolio	5.0%

1290 Diversified Bond Fund	4.5%

EQ/PIMCO Ultra Short Bond Portfolio	4.3%

EQ/Long-Term Bond Portfolio	3.5%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A108-B
146419_B

Annual Shareholder Report - December 31, 2025	3	Target 2035 Allocation Portfolio (Class IB)

TARGET 2035 ALLOCATION PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the Target 2035 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$32	0.30%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 16.03% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The U.S. large cap equity asset category was the strongest contributor to total return.
•
With an average weighting of 33%, the Portfolio’s investment in the EQ/Equity 500 Index Portfolio was the top contributor to performance.
•
Exposure to international equities, including emerging markets, also contributed to total return.

What detracted from performance during the year?

•
The Portfolio’s allocations to the small cap and mid cap equity asset classes detracted from total return relative to the large cap equity asset class.
•
Within the equity asset class, the Portfolio’s investments in the EQ/American Century Mid Cap Value Portfolio and EQ/Janus Enterprise Portfolio contributed the least to total return.
•
The Portfolio’s average allocation of 28% to the ﬁxed income asset class did not contribute meaningfully to total return.

Annual Shareholder Report - December 31, 2025	1	Target 2035 Allocation Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index and S&P Target Date 2035 Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
Target 2035 Allocation Portfolio (Class K)	16.03%	7.77%	9.23%
S&P 500 ® Index	17.88%	14.42%	14.82%
S&P Target Date 2035 Index	16.80%	8.19%	9.32%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$294,609,321

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid	$271,159

Portfolio Turnover Rate	12%

Annual Shareholder Report - December 31, 2025	2	Target 2035 Allocation Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	71.2%

Fixed Income	28.8%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	32.7%

EQ/International Equity Index Portfolio	11.2%

EQ/Small Company Index Portfolio	8.8%

EQ/MFS International Growth Portfolio	6.1%

EQ/Emerging Markets Equity PLUS Portfolio	5.2%

EQ/Core Plus Bond Portfolio	5.2%

1290 VT High Yield Bond Portfolio	5.0%

1290 Diversified Bond Fund	4.5%

EQ/PIMCO Ultra Short Bond Portfolio	4.3%

EQ/Long-Term Bond Portfolio	3.5%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A108-K
146419_K

Annual Shareholder Report - December 31, 2025	3	Target 2035 Allocation Portfolio (Class K)

TARGET 2045 ALLOCATION PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the Target 2045 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$60	0.55%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 16.81% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The U.S. large cap equity asset category was the strongest contributor to total return.
•
With an average weighting of 38%, the Portfolio’s investment in the EQ/Equity 500 Index Portfolio was the top contributor to performance.
•
Exposure to international equities, including emerging markets, also contributed to total return.

What detracted from performance during the year?

•
The Portfolio’s allocations to the small cap and mid cap equity asset classes detracted from total return relative to the large cap equity asset class.
•
Within the equity asset class, the Portfolio’s investments in the EQ/Janus Enterprise Portfolio and EQ/American Century Mid Cap Value Portfolio contributed the least to total return.
•
The Portfolio’s average allocation of 18% to the fixed income asset class did not contribute meaningfully to total return.

Annual Shareholder Report - December 31, 2025	1	Target 2045 Allocation Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index and S&P Target Date 2045 Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
Target 2045 Allocation Portfolio (Class IB)	16.81%	8.58%	9.86%
S&P 500 ® Index	17.88%	14.42%	14.82%
S&P Target Date 2045 Index	19.48%	9.84%	10.54%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$280,752,302

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid	$257,571

Portfolio Turnover Rate	11%

Annual Shareholder Report - December 31, 2025	2	Target 2045 Allocation Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Equity	81.3%

Fixed Income	18.8%

Cash and Other Assets Less Liabilities		-0.1%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	37.7%

EQ/International Equity Index Portfolio	13.0%

EQ/Small Company Index Portfolio	10.1%

EQ/MFS International Growth Portfolio	6.9%

EQ/Emerging Markets Equity PLUS Portfolio	5.9%

EQ/Core Plus Bond Portfolio	3.3%

1290 VT High Yield Bond Portfolio	3.0%

EQ/Value Equity Portfolio	2.9%

EQ/Core Bond Index Portfolio	2.7%

1290 Diversified Bond Fund	2.6%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A109-B
146420_B

Annual Shareholder Report - December 31, 2025	3	Target 2045 Allocation Portfolio (Class IB)

TARGET 2045 ALLOCATION PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the Target 2045 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$33	0.30%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 17.08% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The U.S. large cap equity asset category was the strongest contributor to total return.
•
With an average weighting of 38%, the Portfolio’s investment in the EQ/Equity 500 Index Portfolio was the top contributor to performance.
•
Exposure to international equities, including emerging markets, also contributed to total return.

What detracted from performance during the year?

•
The Portfolio’s allocations to the small cap and mid cap equity asset classes detracted from total return relative to the large cap equity asset class.
•
Within the equity asset class, the Portfolio’s investments in the EQ/Janus Enterprise Portfolio and EQ/American Century Mid Cap Value Portfolio contributed the least to total return.
•
The Portfolio’s average allocation of 18% to the fixed income asset class did not contribute meaningfully to total return.

Annual Shareholder Report - December 31, 2025	1	Target 2045 Allocation Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index and S&P Target Date 2045 Index over the same
period
.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
Target 2045 Allocation Portfolio (Class K)	17.08%	8.85%	10.14%
S&P 500 ® Index	17.88%	14.42%	14.82%
S&P Target Date 2045 Index	19.48%	9.84%	10.54%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$280,752,302

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid	$257,571

Portfolio Turnover Rate	11%

Annual Shareholder Report - December 31, 2025	2	Target 2045 Allocation Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Equity	81.3%

Fixed Income	18.8%

Cash and Other Assets Less Liabilities		-0.1%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	37.7%

EQ/International Equity Index Portfolio	13.0%

EQ/Small Company Index Portfolio	10.1%

EQ/MFS International Growth Portfolio	6.9%

EQ/Emerging Markets Equity PLUS Portfolio	5.9%

EQ/Core Plus Bond Portfolio	3.3%

1290 VT High Yield Bond Portfolio	3.0%

EQ/Value Equity Portfolio	2.9%

EQ/Core Bond Index Portfolio	2.7%

1290 Diversified Bond Fund	2.6%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A109-K
146420_K

Annual Shareholder Report - December 31, 2025	3	Target 2045 Allocation Portfolio (Class K)

TARGET 2055 ALLOCATION PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the Target 2055 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$68	0.63%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 17.90% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The U.S. large cap equity asset category was the strongest contributor to total return.
•
With an average weighting of 42%, the Portfolio’s investment in the EQ/Equity 500 Index Portf olio
was the top contributor to performance.
•
Exposure to international equities, including emerging markets, also contributed to total return.

What detracted from performance during the year?

•
The Portfolio’s allocations to the small cap and mid cap equity asset classes detracted from total return relative to the large cap equity asset class.
•
Within the equity asset class, the Portfolio’s investments in the EQ/Janus Enterprise Portfolio and EQ/American Century Mid Cap Value Portfolio contributed the least to total return.
•
The Portfolio’s average allocation of 8% to the fixed income asset class did not contribute meaningfully to total return.

Annual Shareholder Report - December 31, 2025	1	Target 2055 Allocation Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed
over the past 10 years compared to the S&P 500
®
Index and S&P Target Date 2055 Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
Target 2055 Allocation Portfolio (Class IB)	17.90%	9.51%	10.81%
S&P 500 ® Index	17.88%	14.42%	14.82%
S&P Target Date 2055 Index	20.06%	10.27%	10.91%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$162,961,414

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid	$142,492

Portfolio Turnover Rate	4%

Annual Shareholder Report - December 31, 2025	2	Target 2055 Allocation Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	91.2%

Fixed Income	8.8%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	41.4%

EQ/International Equity Index Portfolio	14.4%

EQ/Small Company Index Portfolio	12.0%

EQ/MFS International Growth Portfolio	8.8%

EQ/Emerging Markets Equity PLUS Portfolio	6.1%

EQ/Value Equity Portfolio	4.1%

Multimanager Aggressive Equity Portfolio	2.0%

1290 VT High Yield Bond Portfolio	1.9%

EQ/Core Plus Bond Portfolio	1.6%

EQ/Long-Term Bond Portfolio	1.4%

Additional Infor ma tion
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A110-B
153096_B

Annual Shareholder Report - December 31, 2025	3	Target 2055 Allocation Portfolio (Class IB)

TARGET 2055 ALLOCATION PORTFOLIO
(
CLASS K
)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the Target 2055 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$41	0.38%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 18.22% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The U.S. large cap equity asset category was the strongest contributor to total return.
•
With an average weighting of 42%, the Portfolio’s investment in the EQ/Equity 500 Index Portfolio was the top contributor to performance.
•
Exposure to international equities, including emerging markets, also contributed to total return.

What detracted from performance during the year?

•
The Portfolio’s allocations to the small cap and mid cap equity asset classes detracted from total return relative to the large cap equity asset class.
•
Within the equity asset class, the Portfolio’s investments in the EQ/Janus Enterprise Portfolio and EQ/American Century Mid Cap Value Portfolio contributed the least to total return.
•
The Portfolio’s average allocation of 8% to the ﬁxed income asset class did not contribute meaningfully to total return.

Annual Shareholder Report - December 31, 2025	1	Target 2055 Allocation Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index and S&P Target Date 2055 Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
Target 2055 Allocation Portfolio (Class K)	18.22%	9.78%	11.08%
S&P 500 ® Index	17.88%	14.42%	14.82%
S&P Target Date 2055 Index	20.06%	10.27%	10.91%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reﬂect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$162,961,414

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid	$142,492

Portfolio Turnover Rate	4%

Annual Shareholder Report - De cemb er 31, 2025	2	Target 2055 Allocation Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	91.2%

Fixed Income	8.8%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	41.4%

EQ/International Equity Index Portfolio	14.4%

EQ/Small Company Index Portfolio	12.0%

EQ/MFS International Growth Portfolio	8.8%

EQ/Emerging Markets Equity PLUS Portfolio	6.1%

EQ/Value Equity Portfolio	4.1%

Multimanager Aggressive Equity Portfolio	2.0%

1290 VT High Yield Bond Portfolio	1.9%

EQ/Core Plus Bond Portfolio	1.6%

EQ/Long-Term Bond Portfolio	1.4%

Additional Information
For additional information about the Portfolio, including its pr osp
ectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A110-K
153096_K

Annual Shareholder Report - December 31, 2025	3	Target 2055 Allocation Portfolio (Class K)

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$111	1.04%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 13.34% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The international equity asset class provided the highest positive impact on performance, contributing approximately 5.6% to the Portfolio’s total return during the year.
•
The large cap equity asset class also had a positive impact, contributing approximately 5.1% to the Portfolio’s total return.
•
Maintaining an overweight position in equities throughout most of the year also contributed to performance, as equities outperformed ﬁxed income.

What detracted from performance during the year?

•
Volatility management detracted from performance. In response to market volatility triggered by U.S. trade policy, the Portfolio de-equitized in April, which limited the Portfolio’s participation in the subsequent equity market recovery.
•
Cash equivalents had a negligible impact on performance, with a near zero-return contribution.
•
The U.S. small cap equity asset class contributed a modest 0.3% to the Portfolio’s total return.

Annual Shareholder Report - December 31, 2025	1	1290 VT Moderate Growth Allocation Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the S&P 500
®
Index, 1290 VT Moderate Growth Allocation Index and Bloomberg U.S. Credit Corporate 5-10 Year Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
1290 VT Moderate Growth Allocation Portfolio (Class IB)	13.34%	6.32%	7.46%
S&P 500 ® Index	17.88%	14.42%	16.22%
1290 VT Moderate Growth Allocation Index	16.28%	7.64%	9.71%
Bloomberg U.S. Credit Corporate 5-10 Year Index	9.58%	0.86%	3.58%

*	Date of inception: February 1, 2019
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$244,972,422

Number of Portfolio Holdings	10

Total Investment Advisory Fees Paid	$1,378,904

Portfolio Turnover Rate	35%

Annual Shareholder Report - Dec emb er 31, 2025	2	1290 VT Moderate Growth Allocation Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.6%

Equity	64.4%

Fixed Income	35.2%

Short-Term Investments		0.6%

Cash and Other Assets Less Liabilities		-0.2%

Top Holdings (as a % of Net Assets)

Vanguard Intermediate-Term Corporate Bond ETF	35.2%

Vanguard S&P 500 ETF	16.2%

iShares Core S&P 500 ETF	16.0%

iShares Core MSCI EAFE ETF	15.1%

Vanguard Large-Cap ETF	5.4%

iShares Core S&P Mid-Cap ETF	5.2%

iShares MSCI EAFE ETF	4.4%

iShares Russell 2000 ETF	1.1%

iShares Core S&P Small-Cap ETF	1.0%

JPMorgan Prime Money Market Fund, IM Shares	0.6%

Additional Information
For additional information about the P
or
tfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A008-B
159931_B

Annual Shareholder Report - December 31, 2025	3	1290 VT Moderate Growth Allocation Portfolio (Class IB)

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT Multi-Alternative Strategies Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$117	1.10%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 13.40% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Commodities asset category was the top contributor to performance, adding approximately 4.8% to the Portfolio’s total return during the year. Commodities surged 31.4%, driven by a 72.8% gain in precious metals.
•
The Convertible Securities asset category also delivered strong results, contributing 2.9% to the Portfolio’s total return.
•
The Managed Futures and Global Real Estate asset categories added 1.7% and 1.6%, respectively, beneﬁting from trend-following strategies and international property rebounds.

What detracted from performance during the year?

•
The Real Return asset category contributed the least to performance.
•
Within the Commodities asset category, exposures to energy and agriculture were minor detractors.
•
The Portfolio’s cash position was a negligible detractor.

Annual Shareholder Report - December 31, 2025	1	1290 VT Multi-Alternative Strategies Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio wo
uld have performed since inception compared to the Bloomberg U.S. Aggregate Bond Index and ICE BofA U.S. 3-Month Treasury Bill Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
1290 VT Multi-Alternative Strategies Portfolio (Class IB)	13.40%	3.50%	3.22%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.78%
ICE BofA U.S. 3-Month Treasury Bill Index	4.21%	3.19%	2.57%

*	Date of inception: November 13, 2017
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$10,406,734

Number of Portfolio Holdings	12

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	22%

Annual Shareholder Report - December 31, 2025	2	1290 VT Multi-Alternative Strategies Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.5%

Fixed Income	28.9%

Equity	28.2%

Alternatives	25.8%

Commodity	16.6%

Short-Term Investments		16.7%

Cash and Other Assets Less Liabilities		-16.2%

Top Holdings (as a % of Net Assets)

iShares Convertible Bond ETF	16.6%

NYLI Merger Arbitrage ETF	13.5%

Vanguard Short-Term Inflation-Protected Securities ETF	12.3%

iMGP DBi Managed Futures Strategy ETF	12.3%

JPMorgan Equity Premium Income ETF	9.4%

Invesco DB Precious Metals Fund	8.3%

Vanguard Global ex-U.S. Real Estate ETF	6.9%

iShares Core U.S. REIT ETF	6.8%

JPMorgan Nasdaq Equity Premium Income ETF	5.1%

Invesco DB Agriculture Fund	4.2%

Additional Information
For additional information about the P
ortf
olio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A009-B
157176_B

Annual Shareholder Report - December 31, 2025	3	1290 VT Multi-Alternative Strategies Portfolio (Class IB)

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT Multi-Alternative Strategies Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$91	0.85%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 13.65% for the year ended D ece
mber 31, 2025.

What contributed to performance during the year?

•
The Commodities asset category was the top contributor to performance, adding approximately 4.8% to the Portfolio’s total return during the year. Commodities surged 31.4%, driven by a 72.8% gain in precious metals.
•
The Convertible Securities asset category also delivered strong results, contributing 2.9% to the Portfolio’s total return.
•
The Managed Futures and Global Real Estate asset categories added 1.7% and 1.6%, respectively, beneﬁting from trend-following strategies and international property rebounds.

What detracted from performance during the year?

•
The Real Return asset category contributed the least to performance.
•
Within the Commodities asset category, exposures to energy and agriculture were minor detractors.
•
The Portfolio’s cash position was a negligible detractor.

Annual Shareholder Report - December 31, 2025	1	1290 VT Multi-Alternative Strategies Portfolio (Class K)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the Bloomberg U.S. Aggregate Bond Index and ICE BofA U.S. 3-Month Treasury Bill Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
1290 VT Multi-Alternative Strategies Portfolio (Class K)	13.65%	3.75%	3.48%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.78%
ICE BofA U.S. 3-Month Treasury Bill Index	4.21%	3.19%	2.57%

*	Date of inception: November 13, 2017
The Portfolio’s past performance is not a good predictor of the Por tfo
lio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$10,406,734

Number of Portfolio Holdings	12

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	22%

Annual Shareholder Report - De cem ber 31, 2025	2	1290 VT Multi-Alternative Strategies Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.5%

Fixed Income	28.9%

Equity	28.2%

Alternatives	25.8%

Commodity	16.6%

Short-Term Investments		16.7%

Cash and Other Assets Less Liabilities		-16.2%

Top Holdings (as a % of Net Assets)

iShares Convertible Bond ETF	16.6%

NYLI Merger Arbitrage ETF	13.5%

Vanguard Short-Term Inflation-Protected Securities ETF	12.3%

iMGP DBi Managed Futures Strategy ETF	12.3%

JPMorgan Equity Premium Income ETF	9.4%

Invesco DB Precious Metals Fund	8.3%

Vanguard Global ex-U.S. Real Estate ETF	6.9%

iShares Core U.S. REIT ETF	6.8%

JPMorgan Nasdaq Equity Premium Income ETF	5.1%

Invesco DB Agriculture Fund	4.2%

Additional Information
For additional information about the P
ortf
olio, incl
u
ding its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equ itabl
e-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A009-K
157176_K

Annual Shareholder Report - December 31, 2025	3	1290 VT Multi-Alternative Strategies Portfolio (Class K)

1290 VT CONVERTIBLE SECURITIES PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT Convertible Securities Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$97	0.90%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 15.79% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Convertible bonds delivered strong returns in 2025, outperforming the broader stock market and traditional investment-grade debt.
•
In general, the decline in U.S. Treasury yields provided a favorable backdrop for ﬁxed income markets.
•
The sectors that contributed the most to the Portfolio’s performance were Industrials and Information Technology.
•
Convertible preferred stock issued by The Boeing Company was the top contributor to performance.

What detracted from performance during the year?

•
Sectors that detracted included Transportation, Insurance, and Brokerage, Asset Managers, and Exchanges.
•
A small allocation to cash also detracted.

Annual Shareholder Report - December 31, 2025	1	1290 VT Convertible Securities Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Convertible Liquid Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT Convertible Securities Portfolio (Class IB)	15.79%	2.91%	8.89%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Convertible Liquid Bond Index	16.95%	4.00%	11.40%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$57,277,690

Number of Portfolio Holdings	330

Total Investment Advisory Fees Paid	$161,379

Portfolio Turnover Rate	39%

Annual Shareholder Report - December 31, 2025	2	1290 VT Convertible Securities Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	34.5%

Consumer Discretionary	13.9%

Health Care	11.2%

Financials	10.6%

Utilities	10.5%

Industrials	8.5%

Communication Services	3.5%

Real Estate	2.9%

Materials	1.9%

Energy	1.5%

Consumer Staples	0.5%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	0.2%

Top Holdings (as a % of Net Assets)

Boeing Co. (The), 6.00%	2.3%

Alibaba Group Holding Ltd., 0.50%, 6/1/31	2.3%

Western Digital Corp., 3.00%, 11/15/28	2.2%

Wells Fargo & Co., 7.50%	1.4%

Bank of America Corp., 7.25%	1.1%

Lumentum Holdings, Inc., 1.50%, 12/15/29	1.1%

Seagate HDD Cayman, 3.50%, 6/1/28	1.0%

DoorDash, Inc., 0.00%, 5/15/30	0.8%

Albemarle Corp., 7.25%	0.8%

Lumentum Holdings, Inc., 0.38%, 3/15/32	0.8%

  Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Additional Inf orm ation
For additional information about the
Po
rtfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A001-B
152501_B

Annual Shareholder Report - December 31, 2025	3	1290 VT Convertible Securities Portfolio (Class IB)

1290 VT CONVERTIBLE SECURITIES PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT Convertible Securities Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$70	0.65%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 16.09% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Convertible bonds delivered strong returns in 2025, outperforming the broader stock market and traditional investment-grade debt.
•
In general, the decline in U.S. Treasury yields provided a favorable backdrop for ﬁxed income markets.
•
The sectors that contributed the most to the Portfolio’s performance were Industrials and Information Technology.
•
Convertible preferred stock issued by The Boeing Company was the top contributor to performance.

What detracted from performance during the year?

•
Sectors that detracted included Transportation, Insurance, and Brokerage, Asset Managers, and Exchanges.
•
A small allocation to cash also detracted.

Annual Shareholder Report - December 31, 2025	1	1290 VT Convertible Securities Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Convertible Liquid Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT Convertible Securities Portfolio (Class K)	16.09%	3.17%	9.16%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Convertible Liquid Bond Index	16.95%	4.00%	11.40%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$57,277,690

Number of Portfolio Holdings	330

Total Investment Advisory Fees Paid	$161,379

Portfolio Turnover Rate	39%

Annual Shareholder Report - December 31, 2025	2	1290 VT Conver tibl e Securities Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	34.5%

Consumer Discretionary	13.9%

Health Care	11.2%

Financials	10.6%

Utilities	10.5%

Industrials	8.5%

Communication Services	3.5%

Real Estate	2.9%

Materials	1.9%

Energy	1.5%

Consumer Staples	0.5%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	0.2%

Top Holdings (as a % of Net Assets)

Boeing Co. (The), 6.00%	2.3%

Alibaba Group Holding Ltd., 0.50%, 6/1/31	2.3%

Western Digital Corp., 3.00%, 11/15/28	2.2%

Wells Fargo & Co., 7.50%	1.4%

Bank of America Corp., 7.25%	1.1%

Lumentum Holdings, Inc., 1.50%, 12/15/29	1.1%

Seagate HDD Cayman, 3.50%, 6/1/28	1.0%

DoorDash, Inc., 0.00%, 5/15/30	0.8%

Albemarle Corp., 7.25%	0.8%

Lumentum Holdings, Inc., 0.38%, 3/15/32	0.8%

  Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Additional Infor mati on
For additional information ab
o
ut the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A001-K
152501_K

Annual Shareholder Report - December 31, 2025	3	1290 VT Convertible Securities Portfolio (Class K)

1290 VT DOUBLELINE OPPORTUNISTIC BOND
PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT DoubleLine Opportunistic Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Po r tfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a perc en tage of a $10,000 investment

Class IB	$92	0.89%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 7.25% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s top performing sectors were emerging market local-currency debt and high yield bonds.
•
Emerging market local-currency debt delivered strong performance in Q4 2025, buoyed by a softer U.S. dollar, improving emerging market growth fundamentals, and attractive yield differentials as global rate-cut expectations broadened
•
High yield debt performed well in Q4 2025 as tight credit spreads, resilient corporate fundamentals, and strong coupon income supported returns, while falling front-end rates from consecutive Fed cuts helped reinforce demand for carry-oriented credit.

What detracted from performance during the year?

•
While all sectors generated positive returns, U.S. Treasuries and emerging markets ﬁxed income lagged the most.
•
Emerging markets ﬁxed income underperformed as rising long-maturity U.S. Treasury yields and a bear-steepening curve pressured hard-currency sovereign spreads, while ﬁscal and inﬂation uncertainty weighed more heavily on dollar-denominated emerging markets credit.
•
U.S. Treasuries lagged as rising intermediate- and long-maturity yields led to a pronounced bear-steepening of the curve, with longer-duration government securities facing headwinds due to persistent ﬁscal and inﬂation uncertainty that muted total returns relative to credit-oriented sectors.

Annual Shareholder Report - December 31, 2025	1	1290 VT DoubleLine Opportunistic Bond Portfolio (Class IB)

How did the Portfolio perf
or
m over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over th
e past 10 years compared to the Bloomberg U.S. Aggregate Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT DoubleLine Opportunistic Bond Portfolio (Class IB)	7.25%	0.27%	2.12%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$520,706,847

Number of Portfolio Holdings	846

Total Investment Advisory Fees Paid	$2,552,628

Portfolio Turnover Rate	52%

Annual Shareholder Report - December 31, 2025	2	1290 VT DoubleLine Opportunistic Bond Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

Mortgage-Backed Securities	22.8%

Corporate Bonds	22.6%

U.S. Treasury Obligations	21.0%

Asset-Backed Securities	16.5%

Collateralized Mortgage Obligations	6.3%

Commercial Mortgage-Backed Securities	5.5%

Investment Companies	3.0%

Foreign Government Securities	0.8%

Common Stocks	0.0%	#

Short-Term Investments	0.7%

Cash and Other Assets Less Liabilities	0.8%

#	Less than 0.05%

Additional In for mation
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A002-B
153115_B

Annual Shareholder Report - December 31, 2025	3	1290 VT DoubleLine Opportunistic Bond Portfolio (Class IB)

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT DoubleLine Opportunistic Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$66	0.64%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 7.63% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s top performing sectors were emerging market local-currency debt and high yield bonds.
•
Emerging market local-currency debt delivered strong performance in Q4 2025, buoyed by a softer U.S. dollar, improving emerging market growth fundamentals, and attractive yield differentials as global rate-cut expectations broadened
•
High yield debt performed well in Q4 2025 as tight credit spreads, resilient corporate fundamentals, and strong coupon income supported returns, while falling front-end rates from consecutive Fed cuts helped reinforce demand for carry-oriented credit.

What detracted from performance during the year?

•
While all sectors generated positive returns, U.S. Treasuries and emerging markets fixed income lagged the most.
•
Emerging markets fixed income underperformed as rising long-maturity U.S. Treasury yields and a bear-steepening
curve pressured hard-currency sovereign spreads, while fiscal and inflation uncertainty weighed more heavily on dollar-denominated emerging markets credit.
•
U.S. Treasuries lagged as rising intermediate- and long-maturity yields led to a pronounced bear-steepening of the curve, with longer-duration government securities facing headwinds due to persistent fiscal and inflation uncertainty that muted total returns relative to credit-oriented sectors.

Annual Shareholder Report - December 31, 2025	1	1290 VT Doubleline Opportunistic Bond Portfolio (Class K)

How did the Portfolio pe
rfo
rm over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed ov
er the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT DoubleLine Opportunistic Bond Portfolio (Class K)	7.63%	0.52%	2.38%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$520,706,847

Number of Portfolio Holdings	846

Total Investment Advisory Fees Paid	$2,552,628

Portfolio Turnover R at e	52%

Annual Shareholder Report - December 31, 2025	2	1290 VT DoubleLine Opportunistic Bond Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

Mortgage-Backed Securities	22.8%
Corporate Bonds	22.6%

U.S. Treasury Obligations	21.0%
Asset-Backed Securities	16.5%
Collateralized Mortgage Obligations	6.3%

Commercial Mortgage-Backed Securities	5.5%

Investment Companies	3.0%

Foreign Government Securities	0.8%

Common Stocks	0.0%	#

Short-Term Investments	0.7%

Cash and Other Assets Less Liabilities	0.8%

#	Less than 0.05%

Additi o nal Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit
https://equitable-funds.com,
call 1-877-222-2144, or scan the adjacent QR code.

A002-K
153115_K

Annual Shareholder Report - December 31, 2025	3	1290 VT DoubleLine Opportunistic Bond Portfolio (Class K)

1290 VT EQUITY INCOME PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT Equity Income Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$101	0.95%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 13.04% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Overall, eight of eleven sectors contributed positively to the Portfolio’s performance during the year.
•
The Financials, Health Care, and Industrials sectors contributed the most to performance.
•
67% of the stocks in the Portfolio had a positive impact on performance. The top 5 contributors were CVS Health Corporation, JPMorgan Chase & Co., Philip Morris International Inc., Johnson Controls International PLC, and Smith & Nephew PLC.

What detracted from performance during the year?

•
Three sectors had a negative impact on the Portfolio’s performance during the year.
•
The Consumer Discretionary, Materials, and Communication Services sectors detracted from performance.
•
33% of the stocks in the Portfolio had a negative impact on performance. The stocks that detracted the most were UnitedHealth Group Inc., Comcast Corporation, Fidelity National Information Services, Inc., Air Products and Chemicals, Inc., and Skyworks Solutions, Inc.

Annual Shareholder Report - December 31, 2025	1	1290 VT Equity Income Portfolio (Class IB)

How did the Portfolio pe
rfo
rm over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed ove
r the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT Equity Income Portfolio (Class IB)	13.04%	11.25%	8.85%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Value Index	15.91%	11.33%	10.53%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$445,757,273

Number of Portfolio Holdings	46

Total Investment Advisory Fees Paid	$ 2,618,364

Portfolio Turnover Rate	21%

Annual Shareholder Report - December 31, 2025	2	1290 VT Equity Income Portfolio (Class IB)

What did the Portfolio
inv
est in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	20.1%

Health Care	15.7%

Consumer Staples	13.2%

Energy	10.1%

Utilities	8.5%

Industrials	8.0%

Real Estate	7.5%

Materials	6.8%

Information Technology	6.1%

Communication Services	3.0%

Short-Term Investments	2.4%

Cash and Other Assets Less Liabilities	-1.4%

Top Holdings (as a % of Net Assets)

Merck & Co., Inc.	4.0%

JPMorgan Chase & Co.	3.6%

Pinnacle West Capital Corp.	3.1%

Chevron Corp.	3.1%

Northern Trust Corp.	3.0%

Xcel Energy, Inc.	3.0%

Prologis, Inc. (REIT)	3.0%

Wells Fargo & Co.	2.9%

Unilever plc (ADR)	2.9%

Air Products and Chemicals, Inc.	2.9%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A003-B
146436_B

Annual Shareholder Report - December 31, 2025	3	1290 VT Equity Income Portfolio (Class IB)

1290 VT EQUITY INCOME PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2
025

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT Equity Income Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$75	0.70%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 13.21% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Overall, eight of eleven sectors contributed positively to the Portfolio’s performance during the year.
•
The Financials, Health Care, and Industrials sectors contributed the most to performance.
•
67% of the stocks in the Portfolio had a positive impact on performance. The top 5 contributors were CVS Health Corporation, JPMorgan Chase & Co., Philip Morris International Inc., Johnson Controls International PLC, and Smith & Nephew PLC.

What detracted from performance during the year?

•
Three sectors had a negative impact on the Portfolio’s performance during the year.
•
The Consumer Discretionary, Materials, and Communication Services sectors detracted from performance.
•
33% of the stocks in the Portfolio had a negative impact on performance. The stocks that detracted the most were UnitedHealth Group Inc., Comcast Corporation, Fidelity National Information Services, Inc., Air Products and Chemicals, Inc., and Skyworks Solutions, Inc.

Annual Shareholder Report - December 31, 2025	1	1290 VT Equity Income Portfolio (Class K)

How did the Portfolio perform
o
ver the past 10 years?
The graph below shows how a hypothetical $10,000 investment in th
e Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT Equity Income Portfolio (Class K)	13.21%	11.52%	9.11%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Value Index	15.91%	11.33%	10.53%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$445,757,273

Number of Portfolio Holdings	46

Total Investment Advisory Fees Paid	$2,618,364

Portfolio Turnover Rate	21%

Annual Sha rehol der Report - December 31, 2025	2	1290 VT Equity Income Portfolio (Class K)

What did the P
ort
folio in
ve
st in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	20.1%

Health Care	15.7%

Consumer Staples	13.2%

Energy	10.1%

Utilities	8.5%

Industrials	8.0%

Real Estate	7.5%

Materials	6.8%

Information Technology	6.1%

Communication Services	3.0%

Short-Term Investments	2.4%

Cash and Other Assets Less Liabilities	-1.4%

Top Holdings (as a % of Net Assets)

Merck & Co., Inc.	4.0%

JPMorgan Chase & Co.	3.6%

Pinnacle West Capital Corp.	3.1%

Chevron Corp.	3.1%

Northern Trust Corp.	3.0%

Xcel Energy, Inc.	3.0%

Prologis, Inc. (REIT)	3.0%

Wells Fargo & Co.	2.9%

Unilever plc (ADR)	2.9%

Air Products and Chemicals, Inc.	2.9%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit
https://equitable-funds.com,
call
1-877-222-2144,
or scan the adjacent QR code.

A003-K
146436_K

Annual Shareholder Report - December 31, 2025	3	1290 VT Equity Income Portfolio (Class K)

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT GAMCO Mergers & Acquisitions Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last ye ar ? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$135	1.25%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 15.91% for the year ended December 31, 2025.

What contributed to performance during the year?

•
A resurgence in deal activity helped drive performance during the year, with global M&A volume up nearly 50% to $4.6 trillion for 2025. Higher deal activity was underpinned by the need for scale in a world increasingly dominated by technology and the tech giants, lower financing costs and a more flexible regulatory environment.
•
Communication Services was the highest contributor to return by sector on an absolute basis for the year.
•
Millicom International Cellular SA, a Latin American wireless carrier, was a top contributor to performance. The company was up more than 150% during the year.
•
Stock selection of small- and mid-capitalization holdings was the primary driver of returns by market capitalization during the period.

What detracted from performance during the year?

•
Homebuilder Lennar Corporation was the biggest detractor from absolute performance. The company was down 22.8% during the year as the housing market faced challenges.
•
The Portfolio’s lower exposure to companies in the Information Technology sector was the primary detractor from relative performance.
•
The Portfolio’s underweight position in the Financials sector detracted from relative performance.
•
Holdings of already announced deals detracted from performance relative to the broader market, as it was a strong period for the market in general.

Annual Shareholder Report - December 31, 2025	1	1290 VT GAMCO Mergers & Acquisitions Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index and S&P Long-Only Merger Arbitrage Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT GAMCO Mergers & Acquisitions Portfolio (Class IB)	15.91%	7.70%	5.38%
S&P 500 ® Index	17.88%	14.42%	14.82%
S&P Long-Only Merger Arbitrage Index	6.83%	3.15%	3.78%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Stat isti cs (as of December 31, 2025)

Net Assets	$170,767,934

Number of Portfolio Holdings	185

Total Investment Advisory Fees Paid	$1,367,921

Portfolio Turnover Rate	142%

Annual Shareholder Report - December 31, 2025	2	1290 VT GAMCO Mergers & Acquisitions Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)
Communication Services	19.9%
Industrials	10.7%
Utilities	10.6%
Materials	9.2%
Information Technology	6.3%
Health Care	5.5%
Consumer Discretionary	4.7%
Financials	4.6%
Real Estate	2.5%
Energy	1.1%
Consumer Staples	0.6%
Short-Term Investments	22.3%
Cash and Other Assets Less Liabilities	2.0%

Top Holdings (as a % of Net Assets)
JPMorgan Prime Money Market Fund, IM Shares	19.5%
Conﬂuent, Inc., Class A	4.2%
Fox Corp., Class B	3.1%
Hillenbrand, Inc.	2.8%
Southwest Gas Holdings, Inc.	2.7%
National Fuel Gas Co.	2.6%
Chart Industries, Inc.	2.5%
TXNM Energy, Inc.	2.5%
Vulcan Materials Co.	2.3%
Atlanta Braves Holdings, Inc., Class A	2.3%

Additional Information
For additional information ab
o
ut the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A004-B
146447_B

Annual Shareholder Report - December 31, 2025	3	1290 VT GAMCO Mergers & Acquisitions Portfolio (Class IB)

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT GAMCO Mergers & Acquisitions Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$108	1.00%

How did the Portfolio perform last year and what affected its perf orm
ance?

The Portfolio’s Class K shares returned 16.16% for the year ended December 31, 2025.

What contributed to performance during the year?

•
A resurgence in deal activity helped drive performance during the year, with global M&A volume up nearly 50% to $4.6 trillion for 2025. Higher deal activity was underpinned by the need for scale in a world increasingly dominated by technology and the tech giants, lower financing costs and a more flexible regulatory environment.
•
Communication Services was the highest contributor to return by sector on an absolute basis for the year.
•
Millicom International Cellular SA, a Latin American wireless carrier, was a top contributor to performance. The company was up more than 150% during the year.
•
Stock selection of small- and mid-capitalization holdings was the primary driver of returns by market capitalization during the period.

What detracted from performance during the year?

•
Homebuilder Lennar Corporation was the biggest detractor from absolute performance. The company was down 22.8% during the year as the housing market faced challenges.
•
The Portfolio’s lower exposure to companies in the Information Technology sector was the primary detractor from relative performance.
•
The Portfolio’s underweight position in the Financials sector detracted from relative performance.
•
Holdings of already announced deals detracted from performance relative to the broader market, as it was a strong period for the market in general.

Annual Shareholder Report - December 31, 2025	1	1290 VT GAMCO Mergers & Acquisitions Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index and S&P Long-Only Merger Arbitrage Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT GAMCO Mergers & Acquisitions Portfolio (Class K)	16.16%	7.96%	5.65%
S&P 500 ® Index	17.88%	14.42%	14.82%
S&P Long-Only Merger Arbitrage Index	6.83%	3.15%	3.78%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$170,767,934

Number of Portfolio Holdings	185

Total Investment Advisory Fees Paid	$1,367,921

Portfolio Turnover Rate	142%

Annual Shareholder Report - December 31, 2025	2	1290 VT GAMCO Mergers & Acquisitions Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)
Communication Services	19.9%
Industrials	10.7%
Utilities	10.6%
Materials	9.2%
Information Technology	6.3%
Health Care	5.5%
Consumer Discretionary	4.7%
Financials	4.6%
Real Estate	2.5%
Energy	1.1%
Consumer Staples	0.6%
Short-Term Investments	22.3%
Cash and Other Assets Less Liabilities	2.0%

Top Holdings (as a % of Net Assets)
JPMorgan Prime Money Market Fund, IM Shares	19.5%
Conﬂuent, Inc., Class A	4.2%
Fox Corp., Class B	3.1%
Hillenbrand, Inc.	2.8%
Southwest Gas Holdings, Inc.	2.7%
National Fuel Gas Co.	2.6%
Chart Industries, Inc.	2.5%
TXNM Energy, Inc.	2.5%
Vulcan Materials Co.	2.3%
Atlanta Braves Holdings, Inc., Class A	2.3%

Additional Information
For additional information about the Portfolio, including its pr os
pectus, f
ina
ncial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A004-K
146447_K

Annual Shareholder Report - December 31, 2025	3	1290 VT GAMCO Mergers & Acquisitions Portfolio (Class K)

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT GAMCO Small Company Value Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$112	1.05%

How did the Po
rtf
olio perform last year and what aff
ect
ed its performance?

The Portfolio’s Class IB shares returned 12.82% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Industrials sector was the largest contributor to the Portfolio’s absolute performance during the year.
•
Mueller Industries, Inc., a pipe and industrial component manufacturer, was the top contributor, up 46% during the year.
•
Holdings in the Communication Services and Consumer Discretionary sectors were strong contributors, primarily driven by stock selection.
•
Lower exposure to energy companies contributed slightly to relative returns.

What detracted from performance during the year?

•
HERC Holdings, an equipment rental company, was the biggest detractor from absolute performance. The company was down about 20% during the year as the market digested its acquisition of H&E Equipment.
•
An underweight position in the Financials sector detracted from relative performance.
•
Lower exposure to companies in the Information Technology sector and a higher allocation to companies in the Consumer Staples sector also detracted from relative performance.

Annual Shareholder Report - December 31, 2025	1	1290 VT GAMCO Small Company Value Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell 2000
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT GAMCO Small Company Value Portfolio (Class IB)	12.82%	11.24%	10.77%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2000 ® Value Index	12.59%	8.88%	9.27%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$3,810,087,712

Number of Portfolio Holdings	377

Total Investment Advisory Fees Paid	$24,780,965

Portfolio Turnover Rate	3%

Annual Shareholder Report - December 31, 2025	2	1290 VT GAMCO Small Company Value Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	46.5%

Consumer Discretionary	14.3%

Communication Services	9.2%

Materials	5.0%

Utilities	4.8%

Consumer Staples	4.3%

Information Technology	3.6%

Financials	3.1%

Real Estate	2.5%

Health Care	2.1%

Energy	1.4%

Short-Term Investments	1.3%

Cash and Other Assets Less Liabilities	1.9%

Top Holdings (as a % of Net Assets)

Mueller Industries, Inc.	3.6%

GATX Corp.	3.2%

Crane Co.	2.5%

Herc Holdings, Inc.	2.1%

AMETEK, Inc.	1.7%

Modine Manufacturing Co.	1.7%

Watts Water Technologies, Inc., Class A	1.7%

Penske Automotive Group, Inc.	1.6%

Republic Services, Inc.	1.6%

Rush Enterprises, Inc., Class B	1.6%

Additional Information
For additional information about the Portfolio, incl
udi
ng its prospectus, financial statements, portfolio holdings, and proxy voting infor matio
n, visit
https://equitable-funds.com,
call 1-877-222-2144, or scan the adjacent QR code.

A005-B
146448_B

Annual Shareholder Report - December 31, 2025	3	1290 VT GAMCO Small Company Value Portfolio (Class IB)

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT GAMCO Small Company Value Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$85	0.80%

How did the Portfolio
perform
last year and what affected its performance?

The Portfolio’s Class K shares returned 13.11% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Industrials sector was the largest contributor to the Portfolio’s absolute performance during the year.
•
Mueller Industries, Inc., a pipe and industrial component manufacturer, was the top contributor, up 46% during the year.
•
Holdings in the Communication Services and Consumer Discretionary sectors were strong contributors, primarily driven by stock selection.
•
Lower exposure to energy companies contributed slightly to relative returns.

What detracted from performance during the year?

•
HERC Holdings, an equipment rental company, was the biggest detractor from absolute performance. The company was down about 20% during the year as the market digested its acquisition of H&E Equipment.
•
An underweight position in the Financials sector detracted from relative performance.
•
Lower exposure to companies in the
Information
Technology sector and a higher allocation to companies in the Consumer Staples sector also detracted from relative performance.

Annual Shareholder Report - December 31, 2025	1	1290 VT GAMCO Small Company Value Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell 2000
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT GAMCO Small Company Value Portfolio (Class K)	13.11%	11.52%	11.04%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2000 ® Value Index	12.59%	8.88%	9.27%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$3,810,087,712

Number of Portfolio Holdings	377

Total Investment Advisory Fees Paid	$24,780,965

Portfolio Turnover Rate	3%

Annual Shareholder Report - December 31, 2025	2	1290 VT GAMCO Small Company Value Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)
Industrials	46.5%
Consumer Discretionary	14.3%
Communication Services	9.2%
Materials	5.0%
Utilities	4.8%
Consumer Staples	4.3%
Information Technology	3.6%
Financials	3.1%
Real Estate	2.5%
Health Care	2.1%
Energy	1.4%
Short-Term Investments	1.3%
Cash and Other Assets Less Liabilities	1.9%

Top Holdings (as a % of Net Assets)
Mueller Industries, Inc.	3.6%
GATX Corp.	3.2%
Crane Co.	2.5%
Herc Holdings, Inc.	2.1%
AMETEK, Inc.	1.7%
Modine Manufacturing Co.	1.7%
Watts Water Technologies, Inc., Class A	1.7%
Penske Automotive Group, Inc.	1.6%
Republic Services, Inc.	1.6%
Rush Enterprises, Inc., Class B	1.6%

Additional Information
For additional information about the Portfolio, in
clud
ing its prospectus, financial statements, portfolio holdings, and proxy voting information, visit
https://equitable-funds.com,
call
1-877-222-2144,
or scan the adjacent QR code.

A005-K
146448_K

Annual Shareholder Report - December 31, 2025	3	1290 VT GAMCO Small Company Value Portfolio (Class K)

1290 VT HIGH YIELD BOND PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT High Yield Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$104	1.00%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 7.54% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Credit selection and CCC-rated assets contributed to performance relative to the Portfolio’s benchmark index.
•
An underweight position and credit selection in the Energy sector contributed to relative performance.
•
Credit selection, with a focus on higher quality, within the midstream and retail sectors also contributed to relative performance.

What detracted from performance during the year?

•
Exposure to the Automotive industry was the primary detractor from relative performance during the year.
•
An underweight position in the Communication Services sector, particularly
within the Media and Entertainment industries, detracted from relative performance.
•
The opportunistic allocation to loans underperformed and detracted from performance.

Annual Shareholder Report - December 31, 2025	1	1290 VT High Yield Bond Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the ICE BofA U.S. High Yield Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT High Yield Bond Portfolio (Class IB)	7.54%	3.92%	5.41%
ICE BofA U.S. High Yield Index	8.59%	4.55%	6.48%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$415,206,033

Number of Portfolio Holdings	475

Total Investment Advisory Fees Paid	$1,452,436

Portfolio Turnover Rate	38%

Annual Shareholder Report - December 31, 2025	2	1290 VT High Yield Bond Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Sector (as a % of Net Assets)

Corporate Bonds		82.2%

Consumer Discretionary	14.3%

Industrials	12.2%

Financials	11.9%

Information Technology	8.5%

Energy	8.4%

Materials	8.0%

Communication Services	7.7%

Health Care	4.9%

Other	6.3%

Exchange Traded Funds		8.9%

Loan Participations		4.6%

Information Technology	2.5%

Financials	1.5%

Other	0.6%

Common Stocks		0.0%#

Short-Term Investments		5.6%

Cash and Other Assets Less Liabilities		-1.3%

#	Less than 0.05%

Additional Information
For additional information about the Portfolio, in
clud
ing its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A006-B
148403_B

Annual Shareholder Report - December 31, 2025	3	1290 VT High Yield Bond Portfolio (Class IB)

1290 VT HIGH YIELD BOND PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT High Yield Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$78	0.75%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 7.81% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Credit selection and CCC-rated assets contributed to performance relative to the Portfolio’s benchmark index.
•
An underweight position and credit selection in the Energy sector contributed to relative performance.
•
Credit selection, with a focus on higher quality, within the midstream and retail sectors also contributed to relative performance.

What detracted from performance during the year?

•
Exposure to the Automotive industry was the primary detractor from relative performance during the year.
•
An underweight position in the Communication Services sector, particularly within the Media and Entertainment industries, detracted from relative performance.
•
The opportunistic allocation to loans underperformed and detracted from performance.

Annual Shareholder Report - December 31, 2025	1	1290 VT High Yield Bond Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the ICE BofA U.S. High Yield Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT High Yield Bond Portfolio (Class K)	7.81%	4.20%	5.69%
ICE BofA U.S. High Yield Index	8.59%	4.55%	6.48%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, whi ch
would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$415,206,033

Number of Portfolio Holdings	475

Total Investment Advisory Fees Paid	$1,452,436

Portfolio Turnover Rate	38%

Annual Shareholder Report - December 31, 2025	2	1290 VT High Yield Bond Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Sector (as a % of Net Assets)

Corporate Bonds		82.2%

Consumer Discretionary	14.3%

Industrials	12.2%

Financials	11.9%

Information Technology	8.5%

Energy	8.4%

Materials	8.0%

Communication Services	7.7%

Health Care	4.9%

Other	6.3%

Exchange Traded Funds		8.9%

Loan Participations		4.6%

Information Technology	2.5%

Financials	1.5%

Other	0.6%

Common Stocks		0.0%#

Short-Term Investments		5.6%

Cash and Other Assets Less Liabilities		-1.3%

#	Less than 0.05%

Additional In formation
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A006-K
148403_K

Annual Shareholder Report - December 31, 2025	3	1290 VT High Yield Bond Portfolio (Class K)

1290 VT MICRO CAP PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT Micro Cap Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$124	1.15%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 16.42
%
for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to the Portfolio’s absolute performance were Health Care, Industrials and Financials.
•
The stocks that contributed the most to performance were Cidara Therapeutics, Inc., a company that develops immunotherapies, Argan, Inc., a company that provides services to the power industry, and Willdan Group Inc., a professional consulting and technical services firm.
•
In the actively managed portion of the Portfolio, security selection within the Industrials sector contributed to performance relative to the Portfolio’s benchmark index, led by an allocation to Kratos Defense & Security Solutions, Inc., a software company that addresses the defense and national security markets. Security selection within the Communication Services sector also contributed, driven by an allocation to Sphere Entertainment Co., a live entertainment and media company.

What detracted from performance during the year?

•
The sectors that detracted the most from the Portfolio’s absolute performance were Consumer Discretionary and Communication Services.
•
The stocks that detracted the most from performance were Grid Dynamics Holdings, Inc., a technology consulting and digital engineering firm, uniQure N.V., a company that develops treatments for rare diseases, and Weave Communications, Inc., a customer engagement platform.
•
In the actively managed portion of the Portfolio, security selection within the Financials sector detracted, driven by an allocation to Sezzle, Inc., a fintech company that
provides point-of-sale financing options and digital payment services.

Annual Shareholder Report - December 31, 2025	1	1290 VT Micro Cap Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell Microcap
®
Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT Micro Cap Portfolio (Class IB)	16.42%	4.31%	12.26%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell Microcap ® Index	22.98%	7.32%	9.58%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$176,860,122

Number of Portfolio Holdings	1,373

Total Investment Advisory Fees Paid	$1,064,982

Portfolio Turnover Rate	80%

Annual Shareholder Report - December 31, 2025	2	1290 VT Micro Cap Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Health Care	35.2%

Industrials	17.2%

Information Technology	16.3%

Financials	13.0%

Consumer Discretionary	6.0%

Energy	3.5%

Consumer Staples	2.1%

Communication Services	2.1%

Materials	1.9%

Real Estate	1.3%

Utilities	0.4%

Short-Term Investments	5.0%

Cash and Other Assets Less Liabilities	-4.0%

Top Holdings (as a % of Net Assets)

Cogent Biosciences, Inc.	2.7%

Terns Pharmaceuticals, Inc.	1.7%

Adaptive Biotechnologies Corp.	1.7%

Celcuity, Inc.	1.7%

Applied Digital Corp.	1.7%

Tarsus Pharmaceuticals, Inc.	1.6%

Centrus Energy Corp., Class A	1.5%

Praxis Precision Medicines, Inc.	1.4%

Artivion, Inc.	1.3%

Terawulf, Inc.	1.3%

Additional Information
For additional information about the Por
tfo
lio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A007-B
153133_B

Annual Shareholder Report - December 31, 2025	3	1290 VT Micro Cap Portfolio (Class IB)

1290 VT MICRO CAP PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT Micro Cap Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$97	0.90%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 16.61% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to the Portfolio’s absolute performance were Health Care, Industrials and Financials.
•
The stocks that contributed the most to performance were Cidara Therapeutics, Inc., a company that develops immunotherapies, Argan, Inc., a company that provides services to the power industry, and Willdan Group Inc., a professional consulting and technical services firm.
•
In the actively managed portion of the Portfolio, security selection within the Industrials sector contributed to performance relative to the Portfolio’s benchmark index, led by an allocation to Kratos Defense & Security Solutions, Inc., a software company that addresses the defense and national security markets. Security selection within the Communication Services sector also contributed, driven by an allocation to Sphere Entertainment Co., a live entertainment and media company.

What detracted from performance during the year?

•
The sectors that detracted the most from the Portfolio’s absolute performance were Consumer Discretionary and Communication Services.
•
The stocks that detracted the most from performance were Grid Dynamics Holdings, Inc., a technology consulting and digital engineering firm, uniQure N.V., a company that develops treatments for rare diseases, and Weave Communications, Inc., a customer engagement platform.
•
In the actively managed portion of the Portfolio, security selection within the Financials sector detracted, driven by an allocation to Sezzle, Inc., a fintech company that provides point-of-sale financing options and digital payment services.

Annual Shareholder Report - December 31, 2025	1	1290 VT Micro Cap Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell Microcap
®
Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT Micro Cap Portfolio (Class K)	16.61%	4.56%	12.51%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell Microcap ® Index	22.98%	7.32%	9.58%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$176,860,122

Number of Portfolio Holdings	1,373

Total Investment Advisory Fees Paid	$1,064,982

Portfolio Turnover Rate	80%

Annual Shareholder Report - December 31, 2025	2	1290 VT Micro Cap Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Health Care	35.2%

Industrials	17.2%

Information Technology	16.3%

Financials	13.0%

Consumer Discretionary	6.0%

Energy	3.5%

Consumer Staples	2.1%

Communication Services	2.1%

Materials	1.9%

Real Estate	1.3%

Utilities	0.4%

Short-Term Investments	5.0%

Cash and Other Assets Less Liabilities	-4.0%

Top Holdings (as a % of Net Assets)

Cogent Biosciences, Inc.	2.7%

Terns Pharmaceuticals, Inc.	1.7%

Adaptive Biotechnologies Corp.	1.7%

Celcuity, Inc.	1.7%

Applied Digital Corp.	1.7%

Tarsus Pharmaceuticals, Inc.	1.6%

Centrus Energy Corp., Class A	1.5%

Praxis Precision Medicines, Inc.	1.4%

Artivion, Inc.	1.3%

Terawulf, Inc.	1.3%

Additional Information
For additional information about the Portfolio, including its pro spect
us, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A007-K
153133_K

Annual Shareholder Report - December 31, 2025	3	1290 VT Micro Cap Portfolio (Class K)

1290 VT NATURAL RESOURCES PORTFOLIO
(CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains
important
information about the 1290 VT Natural Resources Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$103	0.90%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 28.04% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sub-industries that contributed the most to performance were gold, integrated oil & gas, diversified metals & mining, copper and steel.
•
The stocks that contributed the most to performance included Newmont Corporation, a gold mining company, Barrick Mining Corp., a mining company that produces gold and copper, and Agnico Eagle Mines Limited, a Canadian-based gold producer.
•
Exxon Mobil Corp. and Shell plc also contributed to performance.

What detracted from performance during the year?

•
The sub-industries that detracted the
most
from performance were forest products, precious metals & minerals, paper products, aluminum and silver.
•
The stocks that detracted the most from performance were EOG Resources Inc., an energy company, Occidental Petroleum, Texas Pacific Land Corp., a real estate operating company, Hess Corp., and ConocoPhillips.

Annual Shareholder Report - December 31, 2025	1	1290 VT Natural Resources Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI World (Net) Index and MSCI World Commodity Producers (Net) Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT Natural Resources Portfolio (Class IB)	28.04%	16.06%	9.42%
MSCI World (Net) Index	21.09%	12.15%	12.17%
MSCI World Commodity Producers (Net) Index	28.64%	16.61%	9.96%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$37,655,409

Number of Portfolio Holdings	81

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	12%

Annual Shareholder Report - December 31, 2025	2	1290 VT Natural Resources Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

United States	52.6%

Canada	16.6%

Australia	13.4%

France	3.8%

Japan	1.8%

Brazil	1.7%

South Africa	1.3%

Italy	1.1%

Norway	1.1%

Chile	0.9%

Other	4.8%

Sector & Industry Weightings (as a % of Net Assets)

Energy		57.7%

Integrated Oil & Gas	42.1%

Oil & Gas Exploration & Production	14.4%

Coal & Consumable Fuels	1.2%

Materials		40.1%

Gold	14.3%

Diversified Metals & Mining	13.5%

Steel	4.3%

Copper	3.6%

Fertilizers & Agricultural Chemicals	2.9%

Paper Products	0.7%

Aluminum	0.3%

Silver	0.3%

Forest Products	0.2%

Food, Beverage & Tobacco		1.3%

Agricultural Products & Services	1.3%

Short-Term Investments		0.7%

Cash and Other Assets Less Liabilities		0.2%

  Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Additional Infor m ation
For additional information about
the
Portfolio, inc
lu
ding its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A010-B
148388_B

Annual Shareholder Report - December 31, 2025	3	1290 VT Natural Resources Portfolio (Class IB)

1290 VT NATURAL RESOURCES PORTFOLIO
(CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT Natural Resources Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$74	0.65%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 28.29% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sub-industries that contributed the most to performance were gold, integrated oil & gas, diversified metals & mining, copper and steel.
•
The stocks that contributed the most to performance included Newmont Corporation, a gold mining company, Barrick Mining Corp., a mining company that produces gold and copper, and Agnico Eagle Mines Limited, a Canadian-based gold producer.
•
Exxon Mobil Corp. and Shell plc also
contributed
to performance.

What detracted from performance during the year?

•
The sub-industries that detracted the most from performance were forest products, precious metals & minerals, paper products, aluminum and silver.
•
The stocks that detracted the most from performance were EOG Resources Inc., an energy company, Occidental Petroleum, Texas Pacific
Land
Corp., a real estate operating company, Hess Corp., and ConocoPhillips.

Annual Shareholder Report - December 31, 2025	1	1290 VT Natural Resources Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI World (Net) Index and MSCI World Commodity Producers (Net) Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT Natural Resources Portfolio (Class K)	28.29%	16.35%	9.70%
MSCI World (Net) Index	21.09%	12.15%	12.17%
MSCI World Commodity Producers (Net) Index	28.64%	16.61%	9.96%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do
not
reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$37,655,409

Number of Portfolio Holdings	81

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	12%

Annual Shareholder Report - December 31, 2025	2	1290 VT Natural Resources Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

United States	52.6%

Canada	16.6%

Australia	13.4%

France	3.8%

Japan	1.8%

Brazil	1.7%

South Africa	1.3%

Italy	1.1%

Norway	1.1%

Chile	0.9%

Other	4.8%

Sector & Industry Weightings (as a % of Net Assets)

Energy		57.7%

Integrated Oil & Gas	42.1%

Oil & Gas Exploration & Production	14.4%

Coal & Consumable Fuels	1.2%

Materials		40.1%

Gold	14.3%

Diversified Metals & Mining	13.5%

Steel	4.3%

Copper	3.6%

Fertilizers & Agricultural Chemicals	2.9%

Paper Products	0.7%

Aluminum	0.3%

Silver	0.3%

Forest Products	0.2%

Food, Beverage & Tobacco		1.3%

Agricultural Products & Services	1.3%

Short-Term Investments		0.7%

Cash and Other Assets Less Liabilities		0.2%

  Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the
Portfolio’s
current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Additional Information
For additional information about the Portfolio, in
clu
ding its pros
pe
ctus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A010-K
148388_K

Annual Shareholder Report - December 31, 2025	3	1290 VT Natural Resources Portfolio (Class K)

1290 VT REAL ESTATE PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT Real Estate Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$94	0.90%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 9.67% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sub-industries that contributed the most to performance were healthcare REITs, diversiﬁed real estate activities, retail REITs, industrial REITs and diversiﬁed REITs.
•
The stocks that contributed the most to performance included Welltower Inc., a REIT that invests in healthcare infrastructure, Prologis Inc., a REIT that invests in logistics facilities, and Ventas, Inc., a REIT specializing in research, medicine and healthcare facilities.
•
Mitsubishi Estate Co., Ltd. and Mitsui Fudosan Co. Ltd., real estate developers in Japan, also contributed to performance.

What detracted from performance during the year?

•
The sub-industries that detracted the most from performance were data center REITs, multi-family residential REITs, self-storage REITs, other specialized REITs, and single-family residential REITs.
•
The stocks that detracted
the
most from performance were Equinix, Inc., a digital infrastructure company, Alexandria Real Estate Equities, Inc., Digital Realty Trust, Iron Mountain, an information management services company, and AvalonBay Communities, Inc.

Annual Shareholder Report - December 31, 2025	1	1290 VT Real Estate Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below
shows
how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI World (Net) Index and FTSE EPRA/NAREIT Developed Index over the same period.

Average Annual Total Returns as of 12/ 31 /25	1 Year	5 Years	10 Years
1290 VT Real Estate Portfolio (Class IB)	9.67%	2.69%	3.28%
MSCI World (Net) Index	21.09%	12.15%	12.17%
FTSE EPRA/NAREIT Developed Index	10.70%	3.78%	4.25%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$38,582,672

Number of Portfolio Holdings	363

Total Investment Advisory Fees Paid	$3,314

Portfolio Turnover Rate	12%

Annual Shareholder Report - December 31, 2025	2	1290 VT Real Estate Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Industry Group and Sub-Industry Weightings (as a % of Net Assets)

Real Estate			98.0%

Retail REITs	16.0%

Industrial REITs	15.2%

Health Care REITs	13.0%

Multi-Family Residential REITs	7.5%

Real Estate Operating Companies	7.4%

Other	38.9%

Consumer Discretionary			0.0%	#

Hotels, Resorts & Cruise Lines	0.0%	#

Health Care			0.2%

Health Care Facilities	0.2%

Information Technology			0.3%

Internet Services & Infrastructure	0.3%

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

Welltower, Inc. (REIT)	6.8%

Prologis, Inc. (REIT)	6.3%

Equinix, Inc. (REIT)	4.0%

Simon Property Group, Inc. (REIT)	3.2%

Digital Realty Trust, Inc. (REIT)	2.8%

Realty Income Corp. (REIT)	2.7%

Goodman Group (REIT)	2.2%

Public Storage (REIT)	2.2%

Ventas, Inc. (REIT)	1.9%

VICI Properties, Inc. (REIT), Class A	1.6%

  Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Additional Information
For additional
information
about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A011-B
148389_B

Annual Shareholder Report - December 31, 2025	3	1290 VT Real Estate Portfolio (Class IB)

1290 VT REAL ESTATE PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT Real Estate Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$68	0.65%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 9.87% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sub-industries that contributed the most to performance were healthcare REITs, diversiﬁed real estate activities, retail REITs, industrial REITs and diversiﬁed REITs.
•
The stocks that contributed the most to performance included Welltower Inc., a REIT that invests in healthcare infrastructure, Prologis Inc., a REIT that invests in logistics facilities, and Ventas, Inc., a REIT specializing in research, medicine and healthcare facilities.
•
Mitsubishi Estate Co., Ltd. and Mitsui Fudosan Co. Ltd., real estate developers in Japan, also contributed to performance.

What detracted from performance during the year?

•
The sub-industries that detracted the most from performance were data center REITs, multi-family residential REITs, self-storage REITs, other specialized REITs, and single-family residential REITs.
•
The stocks that detracted the most from performance were Equinix, Inc., a digital infrastructure company, Alexandria Real Estate Equities, Inc., Digital Realty Trust, Iron Mountain, an information management services company, and AvalonBay Communities, Inc.

Annual Shareholder Report - December 31, 2025	1	1290 VT Real Estate Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI World (Net) Index and FTSE EPRA/NAREIT Developed Index over the
same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT Real Estate Portfolio (Class K)	9.87%	2.94%	3.52%
MSCI World (Net) Index	21.09%	12.15%	12.17%
FTSE EPRA/NAREIT Developed Index	10.70%	3.78%	4.25%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$38,582,672

Number of Portfolio Holdings	363

Total Investment Advisory Fees Paid	$3,314

Portfolio Turnover Rate	12%

Annual Shareholder Report - December 31, 2025	2	1290 VT Real Estate Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Industry Group and S ub-Industry Weightings (as a % of Net Assets)

Real Estate			98.0%

Retail REITs	16.0%

Industrial REITs	15.2%

Health Care REITs	13.0%

Multi-Family Residential REITs	7.5%

Data Center REITs	7.4%

Other	38.9%

Consumer Discretionary			0.0%	#

Hotels, Resorts & Cruise Lines	0.0%	#

Health Care			0.2%

Health Care Facilities	0.2%

Information Technology			0.3%	#

Internet services and infrastructure	0.3%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

Welltower, Inc. (REIT)	6.8%

Prologis, Inc. (REIT)	6.3%

Equinix, Inc. (REIT)	4.0%

Simon Property Group, Inc. (REIT)	3.2%

Digital Realty Trust, Inc. (REIT)	2.8%

Realty Income Corp. (REIT)	2.7%

Goodman Group (REIT)	2.2%

Public Storage (REIT)	2.2%

Ventas, Inc. (REIT)	1.9%

VICI Properties, Inc. (REIT), Class A	1.6%

  Material Changes t
o
the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A011-K
148389_K

Annual Shareholder Report - December 31, 2025	3	1290 VT Real Estate Portfolio (Class K)

1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT Small Cap Value Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$119	1.15%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 6.11% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to the Portfolio’s absolute performance were Materials, Industrials and Financials.
•
Sandstorm Gold Ltd., a Canadian gold royalty and streaming company primarily focused on gold, was the top contributor to the Portfolio’s absolute performance.
•
AutoNation, Inc., one of the largest automotive retailers in the U.S., was also a top contributor.

What detracted from performance during the year?

•
The sectors that detracted the most from performance were Energy, Real Estate, and Consumer Staples.
•
Texas Paciﬁc Land Corporation, an energy royalty company with signiﬁcant surface land ownership in the Permian Basin of West Texas, was the largest detractor from the Portfolio’s absolute performance.
•
LandBridge Company LLC, a company that owns and actively manages large surface acreage across Texas and New Mexico, also detracted.

Annual Shareholder Report - December 31, 2025	1	1290 VT Small Cap Value Portfolio (Class IB)

How did the Portfolio perform over the
past
10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell 2000
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT Small Cap Value Portfolio (Class IB)	6.11%	13.44%	11.19%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2000 ® Value Index	12.59%	8.88%	9.27%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$399,619,778

Number of Portfolio Holdings	1,455

Total Investment Advisory Fees Paid	$2,817,547

Portfolio Turnover Rate	20%

Annual Shareholder Report - December 31, 2025	2	1290 VT Small Cap Value Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	16.4%

Industrials	15.5%

Consumer Discretionary	14.6%

Energy	14.4%

Real Estate	9.6%

Health Care	5.6%

Utilities	5.3%

Materials	4.5%

Information Technology	3.9%

Communication Services	3.3%

Consumer Staples	2.3%

Short-Term Investments	4.5%

Cash and Other Assets Less Liabilities	0.1%

Top Holdings (as a % of Net Assets)

Texas Pacific Land Corp.	8.8%

AutoNation, Inc.	4.8%

Penske Automotive Group, Inc.	3.7%

JPMorgan Prime Money Market Fund, IM Shares	3.6%

Landbridge Co. LLC, Class A	3.2%

Hawaiian Electric Industries, Inc.	2.4%

Oshkosh Corp.	1.7%

Mesabi Trust	1.7%

CACI International, Inc., Class A	1.6%

Interparfums, Inc.	1.5%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A012-B
153132_B

Annual Shareholder Report - December 31, 2025	3	1290 VT Small Cap Value Portfolio (Class IB)

1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT Small Cap Value Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$93	0.90%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 6.37% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to the Portfolio’s absolute performance were Materials, Industrials and Financials.
•
Sandstorm Gold Ltd., a Canadian gold royalty and streaming company primarily focused on gold, was the top contributor to the Portfolio’s absolute performance.
•
AutoNation, Inc., one of the largest automotive retailers in the U.S., was also a top contributor.

What detracted from performance during the year?

•
The sectors that detracted the most from performance were Energy, Real Estate, and Consumer Staples.
•
Texas Pacific Land Corporation, an energy royalty company with significant surface land ownership in the Permian Basin of West Texas, was the largest detractor from the Portfolio’s absolute performance.
•
LandBridge Company LLC, a company that owns and actively manages large surface acreage across Texas and New Mexico, also detracted.

Annual Shareholder Report - December 31, 2025	1	1290 VT Small Cap Value Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell 2000
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT Small Cap Value Portfolio (Class K)	6.37%	13.74%	11.47%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2000 ® Value Index	12.59%	8.88%	9.27%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$399,619,778

Number of Portfolio Holdings	1,455

Total Investment Advisory Fees Paid	$2,817,547

Portfolio Turnover Rate	20%

Annual Shareholder Report - December 31, 2025	2	1290 VT Small Cap Value Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	16.4%

Industrials	15.5%

Consumer Discretionary	14.6%

Energy	14.4%

Real Estate	9.6%

Health Care	5.6%

Utilities	5.3%

Materials	4.5%

Information Technology	3.9%

Communication Services	3.3%

Consumer Staples	2.3%

Short-Term Investments	4.5%

Cash and Other Assets Less Liabilities	0.1%

Top Holdings (as a % of Net Assets)

Texas Pacific Land Corp.	8.8%

AutoNation, Inc.	4.8%

Penske Automotive Group, Inc.	3.7%

JPMorgan Prime Money Market Fund, IM Shares	3.6%

Landbridge Co. LLC, Class A	3.2%

Hawaiian Electric Industries, Inc.	2.4%

Oshkosh Corp.	1.7%

Mesabi Trust	1.7%

CACI International, Inc., Class A	1.6%

Interparfums, Inc.	1.5%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A012-K
153132_K

Annual Shareholder Report - December 31, 2025	3	1290 VT Small Cap Value Portfolio (Class K)

1290 VT SMARTBETA EQUITY ESG PORTFOLIO
(CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT SmartBeta Equity ESG Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$118	1.10%

How did the Portfolio perform last
year
and what affected its performance?

The Portfolio’s Class IB shares returned 13.95% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to the Portfolio’s absolute performance were Financials, Information Technology, and Communication Services.
•
The stocks that contributed the most to performance were Alphabet Inc., NVIDIA Corporation, and Microsoft Corp.
•
When U.S. tariffs went into effect in April, resulting in increased market volatility, the Portfolio’s allocation to low volatility companies contributed to performance.

What detracted from performance during the year?

•
The sector that detracted the most from the Portfolio’s absolute performance was Real Estate.
•
A small cash position also detracted from performance.
•
The stocks that detracted the most from performance were UnitedHealth Group, Inc., Fiserv, Inc., a ﬁnancial technology company, and Accenture plc, a professional services company.

Annual Shareholder Report - December 31, 2025	1	1290 VT SmartBeta Equity ESG Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI World (Net) Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT SmartBeta Equity ESG Portfolio (Class IB)	13.95%	10.21%	10.74%
MSCI World (Net) Index	21.09%	12.15%	12.17%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$376,497,142

Number of Portfolio Holdings	279

Total Investment Advisory Fees Paid	$2,565,476

Portfolio Turnover Rate	29%

Annual Shareholder Report - December 31, 2025	2	1290 VT SmartBeta Equity ESG Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	22.0%

Information Technology	20.3%

Industrials	14.0%

Consumer Staples	10.7%

Health Care	8.4%

Consumer Discretionary	8.3%

Communication Services	7.6%

Utilities	3.6%

Materials	2.4%

Real Estate	1.2%

Energy	1.0%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	0.3%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	4.7%

Apple, Inc.	4.4%

Microsoft Corp.	4.1%

Alphabet, Inc., Class A	3.9%

Amazon.com, Inc.	1.8%

Broadcom, Inc.	1.4%

Visa, Inc., Class A	1.4%

Royal Bank of Canada	1.2%

Costco Wholesale Corp.	1.1%

Mastercard, Inc., Class A	1.1%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A013-B
152479_B

Annual Shareholder Report - December 31, 2025	3	1290 VT SmartBeta Equity ESG Portfolio (Class IB)

1290 VT SMARTBETA EQUITY ESG PORTFOLIO
(CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT SmartBeta Equity ESG Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$91	0.85%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 14.31% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to the Portfolio’s absolute performance were Financials, Information Technology, and Communication Services.
•
The stocks that contributed the most to performance were Alphabet Inc., NVIDIA Corporation, and Microsoft Corp.
•
When U.S. tariffs went into effect in April, resulting in increased market volatility, the Portfolio’s allocation to low volatility companies contributed to performance.

What detracted from performance during the year?

•
The sector that detracted the most from the Portfolio’s absolute performance was Real Estate.
•
A small cash position also detracted from performance.
•
The stocks that detracted the most from performance were UnitedHealth Group, Inc., Fiserv, Inc., a financial technology company, and Accenture plc, a professional services company.

Annual Shareholder Report - December 31, 2025	1	1290 VT SmartBeta Equity ESG Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed
over the past 10 years compared to the MSCI World (Net) Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT SmartBeta Equity ESG Portfolio (Class K)	14.31%	10.49%	11.01%
MSCI World (Net) Index	21.09%	12.15%	12.17%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$376,497,142

Number of Portfolio Holdings	279

Total Investment Advisory Fees Paid	$2,565,476

Portfolio Turnover Rate	29%

Annual Shareholder Report - December 31, 2025	2	1290 VT SmartBeta Equity ESG Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	22.0%

Information Technology	20.3%

Industrials	14.0%

Consumer Staples	10.7%

Health Care	8.4%

Consumer Discretionary	8.3%

Communication Services	7.6%

Utilities	3.6%

Materials	2.4%

Real Estate	1.2%

Energy	1.0%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	0.3%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	4.7%

Apple, Inc.	4.4%

Microsoft Corp.	4.1%

Alphabet, Inc., Class A	3.9%

Amazon.com, Inc.	1.8%

Broadcom, Inc.	1.4%

Visa, Inc., Class A	1.4%

Royal Bank of Canada	1.2%

Costco Wholesale Corp.	1.1%

Mastercard, Inc., Class A	1.1%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A013-K
152479_K

Annual Shareholder Report - December 31, 2025	3	1290 VT SmartBeta Equity ESG Portfolio (Class K)

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO
(CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT Socially Responsible Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period
.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$98	0.90%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 17.23% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Communications Services sector contributed the most to performance, with a return of 57.08% for the year.
•
The Information Technology and Utilities sectors also contributed, with returns of 22.19% and 14.35%, respectively.
•
NVIDIA Corporation was the top contributor to performance.

What detracted from performance during the year?

•
The Consumer Staples sector detracted from performance, with a negative return of -5.14%.
•
The Consumer Discretionary and Real Estate sectors lagged, with returns of 4.25% and 7.36%, respectively.
•
Salesforce, Inc., a cloud-based software company, was the biggest detractor from performance.

Annual Shareholder Report - December 31, 2025	1	1290 VT Socially Responsible Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index, MSCI KLD 400 Social Index and Russell 1000
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT Socially Responsible Portfolio (Class IB)	17.23%	13.04%	13.83%
Russell 1000 ® Index	17.37%	13.59%	14.59%
MSCI KLD 400 Social Index	18.23%	14.06%	14.89%
Russell 1000 ® Growth Index	18.56%	15.32%	18.13%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$279,499,489

Number of Portfolio Holdings	396

Total Investment Advisory Fees Paid	$1,323,062

Portfolio Turnover Rate	2%

Annual Shareholder Report - December 31, 2025	2	1290 VT Socially Responsible Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	39.4%

Communication Services	12.3%

Financials	11.9%

Consumer Discretionary	9.1%

Industrials	8.1%

Health Care	7.8%

Consumer Staples	4.3%

Real Estate	2.5%

Materials	2.4%

Energy	1.2%

Utilities	0.9%

Short-Term Investments	0.0%	#

Cash and Other Assets Less Liabilities	0.1%

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	14.3%

Microsoft Corp.	10.8%

Alphabet, Inc., Class A	5.7%

Alphabet, Inc., Class C	4.8%

Tesla, Inc.	4.0%

Visa, Inc., Class A	1.9%

Mastercard, Inc., Class A	1.5%

AbbVie, Inc.	1.3%

Advanced Micro Devices, Inc.	1.1%

Home Depot, Inc. (The)	1.1%

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Additional Infor m ation
For additional information about the Po
rt
folio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the
adjacent
QR code.

A014-B
146437_B

Annual Shareholder Report - December 31, 2025	3	1290 VT Socially Responsible Portfolio (Class IB)

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the ATM Large Cap Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$63	0.59%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 12.15% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Information Technology, Communication Services, and Financials.
•
The stocks that contributed the most to performance were Alphabet Inc., NVIDIA Corp., Broadcom Inc., and Microsoft Corp.

What detracted from performance during the year?

•
The sectors that contributed the least to performance were Real Estate and Materials.
•
The stocks that detracted the most from performance were UnitedHealth Group, Fiserv, Inc., a financial technology company, Salesforce, Inc., a cloud-based software company, and ServiceNow, Inc., a cloud computing platform.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized, which limited the Portfolio’s participation in the subsequent equity market recovery.

Annual Shareholder Report - December 31, 2025	1	ATM Large Cap Managed Volatility Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
ATM Large Cap Managed Volatility Portfolio (Class K)	12.15%	12.25%	13.09%
S&P 500 ® Index	17.88%	14.42%	14.82%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$2,739,417,842

Number of Portfolio Holdings	507

Total Investment Advisory Fees Paid	$12,124,483

Portfolio Turnover Rate	3%

Annual Shareholder Report - December 31, 2025	2	ATM Large Cap Managed Volatility Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	31.0%

Financials	12.1%

Consumer Discretionary	9.4%

Communication Services	9.3%

Health Care	8.7%

Industrials	7.4%

Consumer Staples	4.3%

Energy	2.5%

Utilities	2.0%

Materials	1.7%

Real Estate	1.6%

Short-Term Investments	3.0%

Cash and Other Assets Less Liabilities	7.0%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.0%

Apple, Inc.	6.2%

Microsoft Corp.	5.5%

Amazon.com, Inc.	3.5%

JPMorgan Prime Money Market Fund, IM Shares	3.0%

Alphabet, Inc., Class A	2.7%

Broadcom, Inc.	2.5%

Meta Platforms, Inc., Class A	2.2%

Alphabet, Inc., Class C	2.1%

Tesla, Inc.	2.0%

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since
January 1, 2025
.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Additional Information
For additional information about the
Portfolio
, in
cludi
ng its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A016-K
800063_K

Annual Shareholder Report - December 31, 2025	3	ATM Large Cap Managed Volatility Portfolio (Class K)

ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the ATM Mid Cap Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$61	0.60%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 2.17% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Industrials, Information Technology, and Financials.
•
The stocks that contributed the most to performance were Ciena Corporation, a networking systems, services and software company, Lumentum Holdings Inc., a manufacturer of optical and photonic products, Comfort Systems USA, Inc., a mechanical and electrical contracting services company, and Coherent Corp., a manufacturer of optical materials and semiconductors.

What detracted from performance during the year?

•
The sectors that detracted the most from performance were Consumer Discretionary and Consumer Staples.
•
The stocks that detracted the most from performance were Sarepta Therapeutics, a biopharmaceutical company, Avantor, Inc., a provider of products and services to the biopharmaceutical industry, and Nutanix, Inc., an infrastructure platform provider.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized, which limited the Portfolio’s participation in the subsequent equity market recovery.

Annual Shareholder Report - December 31, 2025	1	ATM Mid Cap Managed Volatility Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and S&P MidCap 400
®
Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
ATM Mid Cap Managed Volatility Portfolio (Class K)	2.17%	6.84%	9.19%
Russell 1000 ® Index	17.37%	13.59%	14.59%
S&P MidCap 400 ® Index	7.50%	9.12%	10.72%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reﬂect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$295,570,285

Number of Portfolio Holdings	406

Total Investment Advisory Fees Paid	$1,191,176

Portfolio Turnover Rate	18%

Annual Shareholder Report - December 31, 2025	2	ATM Mid Cap Managed Volatility Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	21.3%

Financials	15.0%

Information Technology	12.7%

Consumer Discretionary	10.4%

Health Care	8.0%

Real Estate	5.8%

Materials	4.9%

Consumer Staples	3.9%

Energy	3.6%

Utilities	3.0%

Communication Services	1.8%

Exchange Traded Fund	0.2%

Short-Term Investments	6.2%

Cash and Other Assets Less Liabilities	3.2%

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Additional Information
For additional information a
bo
ut the Portfolio, including its pros
p
ectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A017-K
800064_K

Annual Shareholder Report - December 31, 2025	3	ATM Mid Cap Managed Volatility Portfolio (Class K)

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO
(CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the ATM Small Cap Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$63	0.60%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 8.54% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Health Care, Industrials, and Financials.
•
The stocks that contributed the most to performance were Bloom Energy Corp., a manufacturer of power generators, EchoStar Corporation, a telecommunications company, and Credo Technology Group Holding Ltd.

What detracted from performance during the year?

•
The sectors that detracted the most from performance were Consumer Staples, Energy, and Consumer Discretionary.
•
The stocks that detracted the most from performance were Vaxcyte, Inc., a vaccine company, SPS Commerce Inc., a provider of a cloud-based retail network, Six Flags Entertainment, SoundHound AI, a voice AI company, and Sweetgreen, a restaurant chain.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized, which limited the Portfolio’s participation in the subsequent equity market recovery.

Annual Shareholder Report - December 31, 2025	1	ATM Small Cap Managed Volatility Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell 2000
®
Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
ATM Small Cap Managed Volatility Portfolio (Class K)	8.54%	4.44%	8.38%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2000 ® Index	12.81%	6.09%	9.62%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$971,660,838

Number of Portfolio Holdings	1,973

Total Investment Advisory Fees Paid	$4,165,480

Portfolio Turnover Rate	14%

Annual Shareholder Report - December 31, 2025	2	ATM Small Cap Managed Volatility Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Health Care	16.9%

Financials	16.0%

Industrials	15.7%

Information Technology	13.3%

Consumer Discretionary	8.1%

Real Estate	5.1%

Energy	4.3%

Materials	4.0%

Utilities	2.7%

Communication Services	2.5%

Consumer Staples	1.7%

Short-Term Investments	6.9%

Cash and Other Assets Less Liabilities	2.8%

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Additional Information
For additional information about the
Po
rtfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A018-K
800065_K

Annual Shareholder Report - December 31, 2025	3	ATM Small Cap Managed Volatility Portfolio (Class K)

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the ATM International Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

This
report
describes
changes
to
the
Portfolio
that
occurred
during
the
reporting
period.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$72	0.64%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 24.26% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Financials and Industrials.
•
The stocks that contributed the most to performance were ASML Holding NV, a leading supplier of photolithography systems, HSBC Holdings PLC, Banco Santander SA, and Roche Holding AG, a Swiss healthcare company.

What detracted from performance during the year?

•
The sectors that contributed the least to absolute performance were Real Estate and Energy.
•
The stock that detracted the most from performance was Novo Nordisk A/S, a Danish pharmaceutical company.
•
Other detractors included CSL, a supplier of construction products, Recruit Holdings Co., Ltd., an HR technology company, Diageo plc, a British alcoholic beverage company, and Wolters Kluwer, N.V., a company that provides information, software, and services for professionals.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized, which limited the Portfolio’s participation in the subsequent equity market recovery.

Annual Shareholder Report - December 31, 2025	1	ATM International Managed Volatility Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI EAFE
®
Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
ATM International Managed Volatility Portfolio (Class K)	24.26%	7.22%	6.93%
MSCI EAFE ® Index	31.22%	8.92%	8.18%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,227,141,618

Number of Portfolio Holdings	706

Total Investment Advisory Fees Paid	$5,341,289

Portfolio Turnover Rate	3%

Annual Shareholder Report - December 31, 2025	2	ATM International Managed Volatility Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

Japan	19.8%

United Kingdom	10.2%

Germany	8.7%

United States	8.5%

France	8.2%

Australia	6.3%

Switzerland	4.5%

Netherlands	4.0%

Spain	3.4%

Italy	3.0%

Other	13.1%

Sector Weightings (as a % of Net Assets)

Financials	22.7%

Industrials	17.2%

Health Care	10.2%

Consumer Discretionary	8.8%

Information Technology	7.5%

Consumer Staples	6.6%

Materials	5.0%

Communication Services	3.9%

Utilities	3.3%

Energy	2.8%

Real Estate	1.7%

Short-Term Investments	1.2%

Cash and Other Assets Less Liabilities	9.1%

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since
January 1, 2025
.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Additional Information
For additional information about the Portfolio, including its prospectus, financial sta tem
ents, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A015-K
800062_K

Annual Shareholder Report - December 31, 2025	3	ATM International Managed Volatility Portfolio (Class K)

EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/500 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$85	0.80%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 13.33% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Information Technology, Communication Services, and Financials.
•
The stocks that contributed the most to performance were Alphabet Inc., NVIDIA Corp., Broadcom Inc., and Microsoft Corp.

What detracted from performance during the year?

•
The sectors that contributed the least to performance were Real Estate and Materials.
•
The stocks that detracted the most from performance were UnitedHealth Group, Fiserv, Inc., a financial technology company, Salesforce, Inc., a cloud-based software company, and ServiceNow, Inc., a cloud computing platform.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized, which limited the Portfolio’s participation in the subsequent equity market recovery.

Annual Shareholder Report - December 31, 2025	1	EQ/500 Managed Volatility Portfolio (Class IB)

How did the
Portfolio
perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/500 Managed Volatility Portfolio (Class IB)	13.33%	12.43%	13.15%
S&P 500 ® Index	17.88%	14.42%	14.82%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$8,154,761,500

Number of Portfolio Holdings	506

Total Investment Advisory Fees Paid	$32,957,572

Portfolio Turnover Rate	2%

Annual Shareholder Report - December 31, 2025	2	EQ/500 Managed Volatility Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	31.1%

Financials	12.1%

Communication Services	9.6%

Consumer Discretionary	9.4%

Health Care	8.7%

Industrials	7.4%

Consumer Staples	4.3%

Energy	2.5%

Utilities	2.0%

Materials	1.7%

Real Estate	1.6%

Short-Term Investments	3.2%

Cash and Other Assets Less Liabilities	6.4%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.0%

Apple, Inc.	6.2%

Microsoft Corp.	5.6%

Amazon.com, Inc.	3.5%

JPMorgan Prime Money Market Fund, IM Shares	3.2%

Alphabet, Inc., Class A	2.8%

Broadcom, Inc.	2.5%

Alphabet, Inc., Class C	2.3%

Meta Platforms, Inc., Class A	2.2%

Tesla, Inc.	2.0%

  Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A020-B
146428_B

Annual Shareholder Report - December 31, 2025	3	EQ/500 Managed Volatility Portfolio (Class IB)

EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/500 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$58	0.55%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 13.62% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Information Technology, Communication Services, and Financials.
•
The stocks that contributed the most to performance were Alphabet Inc., NVIDIA Corp., Broadcom Inc., and Microsoft Corp.

What detracted from performance during the year?

•
The sectors that contributed the least to performance were Real Estate and Materials.
•
The stocks that detracted the most from performance were UnitedHealth Group, Fiserv, Inc., a financial technology company, Salesforce, Inc., a cloud-based software company, and ServiceNow, Inc., a cloud computing platform.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized, which limited the Portfolio’s participation in the subsequent equity market recovery.

Annual Shareholder Report - December 31, 2025	1	EQ/500 Managed Volatility Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index over the
same
period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/500 Managed Volatility Portfolio (Class K)	13.62%	12.70%	13.43%
S&P 500 ® Index	17.88%	14.42%	14.82%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$8,154,761,500

Number of Portfolio Holdings	506

Total Investment Advisory Fees Paid	$32,957,572

Portfolio Turnover Rate	2%

Annual Shareholder Report - December 31, 2025	2	EQ/500 Managed Volatility Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	31.1%

Financials	12.1%

Communication Services	9.6%

Consumer Discretionary	9.4%

Health Care	8.7%

Industrials	7.4%

Consumer Staples	4.3%

Energy	2.5%

Utilities	2.0%

Materials	1.7%

Real Estate	1.6%

Short-Term Investments	3.2%

Cash and Other Assets Less Liabilities	6.4%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.0%

Apple, Inc.	6.2%

Microsoft Corp.	5.6%

Amazon.com, Inc.	3.5%

JPMorgan Prime Money Market Fund, IM Shares	3.2%

Alphabet, Inc., Class A	2.8%

Broadcom, Inc.	2.5%

Alphabet, Inc., Class C	2.3%

Meta Platforms, Inc., Class A	2.2%

Tesla, Inc.	2.0%

  Material Changes to the
Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A020-K
146428_K

Annual Shareholder Report - December 31, 2025	3	EQ/500 Managed Volatility Portfolio (Class K)

EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/400 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can ﬁnd additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$86	0.85%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 3.31% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Industrials, Information Technology, and Financials.
•
The stocks that contributed the most to performance were Ciena Corporation, a networking systems, services and software company, Lumentum Holdings Inc., a manufacturer of optical and photonic products, Comfort Systems USA, Inc., a mechanical and electrical contracting services company, and Coherent Corp., a manufacturer of optical materials and semiconductors.

What detracted from performance during the year?

•
The sectors that detracted the most from performance were Consumer Discretionary and Consumer Staples.
•
The stocks that detracted the most from performance were Sarepta Therapeutics, a biopharmaceutical company, Avantor, Inc., a provider of products and services to the biopharmaceutical industry, Nutanix, Inc., an infrastructure platform provider, and BellRing Brands, Inc., a nutrition products company.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized, which limited the Portfolio’s participation in the subsequent equity market recovery.

Annual Shareholder Report - December 31, 2025	1	EQ/400 Managed Volatility Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and S&P MidCap 400
®
Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/400 Managed Volatility Portfolio (Class IB)	3.31%	7.06%	9.21%
Russell 1000 ® Index	17.37%	13.59%	14.59%
S&P MidCap 400 ® Index	7.50%	9.12%	10.72%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$770,172,392

Number of Portfolio Holdings	403

Total Investment Advisory Fees Paid	$3,454,371

Portfolio Turnover Rate	14%

Annual Shareholder Report - December 31, 2025	2	EQ/400 Managed Volatility Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	21.4%

Financials	15.1%

Information Technology	12.7%

Consumer Discretionary	10.5%

Health Care	8.0%

Real Estate	5.8%

Materials	4.9%

Consumer Staples	3.9%

Energy	3.6%

Utilities	3.0%

Communication Services	1.8%

Short-Term Investments	4.5%

Cash and Other Assets Less Liabilities	4.8%

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Additional Information
For additional information about the Portfolio, including its pro spe
ctus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A019-B
146427_B

Annual Shareholder Report - December 31, 2025	3	EQ/400 Managed Volatility Portfolio (Class IB)

EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/400 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$61	0.60%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 3.55% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Industrials, Information Technology, and Financials.
•
The stocks that contributed the most to performance were Ciena Corporation, a networking systems, services and software company, Lumentum Holdings Inc., a manufacturer of optical and photonic products, Comfort Systems USA, Inc., a mechanical and electrical contracting services company, and Coherent Corp., a manufacturer of optical materials and semiconductors.

What detracted from performance during the year?

•
The sectors that detracted the most from performance were Consumer Discretionary and Consumer Staples.
•
The stocks that detracted the most from performance were Sarepta Therapeutics, a biopharmaceutical company, Avantor, Inc., a provider of products and services to the biopharmaceutical industry, Nutanix, Inc., an infrastructure platform provider, and BellRing Brands, Inc., a nutrition products company.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized, which limited the Portfolio’s participation in the subsequent equity market recovery.

Annual Shareholder Report - December 31, 2025	1	EQ/400 Managed Volatility Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and S&P MidCap 400
®
Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/400 Managed Volatility Portfolio (Class K)	3.55%	7.33%	9.48%
Russell 1000 ® Index	17.37%	13.59%	14.59%
S&P MidCap 400 ® Index	7.50%	9.12%	10.72%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reﬂect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$770,172,392

Number of Portfolio Holdings	403

Total Investment Advisory Fees Paid	$3,454,371

Portfolio Turnover Rate	14%

Annual Shareholder Report - December 31, 2025	2	EQ/400 Managed Volatility Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	21.4%

Financials	15.1%

Information Technology	12.7%

Consumer Discretionary	10.5%

Health Care	8.0%

Real Estate	5.8%

Materials	4.9%

Consumer Staples	3.9%

Energy	3.6%

Utilities	3.0%

Communication Services	1.8%

Short-Term Investments	4.5%

Cash and Other Assets Less Liabilities	4.8%

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since
January 1, 2025
.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees.
For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Additional Information
For additional information about the Portfolio, inc
lud
ing its prospectus, ﬁnancial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A019-K
146427_K

Annual Shareholder Report - December 31, 2025	3	EQ/400 Managed Volatility Portfolio (Class K)

EQ/2000 MANAGED VOLATILITY PORTFOLIO
(CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/2000 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$88	0.84%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 9.32% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Health Care, Industrials, and Financials.
•
The stocks that contributed the most to performance were Bloom Energy Corp., a manufacturer of power generators, EchoStar Corporation, a telecommunications company, Credo Technology Group Holding Ltd., Hecla Mining Co., and manufacturer Fabrinet.

What detracted from performance during the year?

•
The only sector that detracted from absolute performance was Consumer Staples.
•
The stocks that detracted the most from absolute performance were Vaxcyte, Inc., a vaccine company, SPS Commerce Inc., a provider of a cloud-based retail network, Six Flags Entertainment Corporation, and SoundHound AI, a voice AI company.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized, which limited the Portfolio’s participation in the subsequent equity market recovery.

Annual Shareholder Report - December 31, 2025	1	EQ/2000 Managed Volatility Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell 2000
®
Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/2000 Managed Volatility Portfolio (Class IB)	9.32%	4.40%	8.33%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2000 ® Index	12.81%	6.09%	9.62%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reﬂect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$3,474,354,287

Number of Portfolio Holdings	1,968

Total Investment Advisory Fees Paid	$14,773,197

Portfolio Turnover Rate	14%

Annual Shareholder Report - December 31, 2025	2	EQ/2000 Managed Volatility Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Health Care	16.9%

Financials	16.0%

Industrials	15.7%

Information Technology	13.3%

Consumer Discretionary	8.1%

Real Estate	5.1%

Energy	4.4%

Materials	4.0%

Utilities	2.7%

Communication Services	2.5%

Consumer Staples	1.7%

Short-Term Investments	6.8%

Cash and Other Assets Less Liabilities	2.8%

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A021-B
146429_B

Annual Shareholder Report - December 31, 2025	3	EQ/2000 Managed Volatility Portfolio (Class IB)

EQ/2000 MANAGED VOLATILITY PORTFOLIO
(CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/2000 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at
https://equitable-funds.com.
You can also request this information by contacting us at 1-877-222-2144.

This
report
describes
changes
to
the
Portfolio
that
occurred
during
the
reporting
period.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$62	0.59%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 9.60% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Health Care, Industrials, and Financials.
•
The stocks that contributed the most to performance were Bloom Energy Corp., a manufacturer of power generators, EchoStar Corporation, a telecommunications company, Credo Technology Group Holding Ltd., Hecla Mining Co., and manufacturer Fabrinet.

What detracted from performance during the year?

•
The only sector that detracted from absolute performance was Consumer Staples.
•
The stocks that detracted the most from absolute performance were Vaxcyte, Inc., a vaccine company, SPS Commerce Inc., a provider of a cloud-based retail network, Six Flags Entertainment Corporation, and SoundHound AI, a voice AI company.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized, which limited the Portfolio’s participation in the subsequent equity market recovery.

Annual Shareholder Report - December 31, 2025	1	EQ/2000 Managed Volatility Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell 2000
®
Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/2000 Managed Volatility Portfolio (Class K)	9.60%	4.67%	8.60%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2000 ® Index	12.81%	6.09%	9.62%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reﬂect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$3,474,354,287

Number of Portfolio Holdings	1,968

Total Investment Advisory Fees Paid	$14,773,197

Portfolio Turnover Rate	14%

Annual Shareholder Report - December 31, 2025	2	EQ/2000 Managed Volatility Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Health Care	16.9%

Financials	16.0%

Industrials	15.7%

Information Technology	13.3%

Consumer Discretionary	8.1%

Real Estate	5.1%

Energy	4.4%

Materials	4.0%

Utilities	2.7%

Communication Services	2.5%

Consumer Staples	1.7%

Short-Term Investments	6.8%

Cash and Other Assets Less Liabilities	2.8%

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit
https://equitable-funds.com,
call 1-877-222-2144, or scan the adjacent QR code.

A021-K
146429_K

Annual Shareholder Report - December 31, 2025	3	EQ/2000 Managed Volatility Portfolio (Class K)

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This
annual shareholder report
contains important information about the EQ/International Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$98	0.86%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 25.90% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Financials, Industrials, and Information Technology.
•
The stocks that contributed the most to absolute performance were ASML Holdings NV, a leading supplier of photolithography systems, HSBC Holdings PLC, Banco Santander SA, and Roche Holding AG, a Swiss healthcare company.

What detracted from performance during the year?

•
The sectors that contributed the least to absolute performance were Real Estate and Energy.
•
The stock that detracted the most from performance was Novo Nordisk A/S, a Danish pharmaceutical company.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized, which limited the Portfolio’s participation in the subsequent equity market recovery.

Annual Shareholder Report - December 31, 2025	1	EQ/International Managed Volatility Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI EAFE
®
Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/International Managed Volatility Portfolio (Class IB)	25.90%	7.28%	6.92%
MSCI EAFE ® Index	31.22%	8.92%	8.18%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,937,353,283

Number of Portfolio Holdings	707

Total Investment Advisory Fees Paid	$8,437,381

Portfolio Turnover Rate	4%

Annual Shareholder Report - December 31, 2025	2	EQ/International Managed Volatility Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

Japan	19.9%

United Kingdom	10.2%

Germany	8.7%

United States	8.5%

France	8.2%

Australia	6.3%

Switzerland	4.5%

Netherlands	4.1%

Spain	3.4%

Italy	3.0%

Other	13.1%

Sector Weightings (as a % of Net Assets)

Financials	22.8%

Industrials	17.3%

Health Care	10.2%

Consumer Discretionary	8.8%

Information Technology	7.5%

Consumer Staples	6.6%

Materials	5.0%

Communication Services	3.9%

Utilities	3.3%

Energy	2.8%

Real Estate	1.7%

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	9.0%

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit
https://equitable-funds.com,
call 1-877-222-2144, or scan the adjacent QR code.

A059-B
146430_B

Annual Shareholder Report - December 31, 2025	3	EQ/International Managed Volatility Portfolio (Class IB)

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/International Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$70	0.61%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 26.18% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Financials, Industrials, and Information Technology.
•
The stocks that contributed the most to absolute performance were ASML Holdings NV, a leading supplier of photolithography systems, HSBC Holdings PLC, Banco Santander SA, and Roche Holding AG, a Swiss healthcare company.

What detracted from performance during the year?

•
The sectors that contributed the least to absolute performance were Real Estate and Energy.
•
The stock that detracted the most from performance was Novo Nordisk A/S, a Danish pharmaceutical company.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized,
which limited the Portfolio’s participation in the subsequent equity market recovery.

Annual Shareholder Report - December 31, 2025	1	EQ/International Managed Volatility Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI EAFE
®
Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/International Managed Volatility Portfolio (Class K)	26.18%	7.56%	7.19%
MSCI EAFE ® Index	31.22%	8.92%	8.18%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2025)

Net Assets	$1,937,353,283

Number of Portfolio Holdings	707

Total Investment Advisory Fees Paid	$8,437,381

Portfolio Turnover Rate	4%

Annual Shareholder Report - December 31, 2025	2	EQ/International Managed Volatility Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

Japan	19.9%

United Kingdom	10.2%

Germany	8.7%

United States	8.5%

France	8.2%

Australia	6.3%

Switzerland	4.5%

Netherlands	4.1%

Spain	3.4%

Italy	3.0%

Other	13.1%

Sector Weightings (as a % of Net Assets)

Financials	22.8%

Industrials	17.3%

Health Care	10.2%

Consumer Discretionary	8.8%

Information Technology	7.5%

Consumer Staples	6.6%

Materials	5.0%

Communication Services	3.9%

Utilities	3.3%

Energy	2.8%

Real Estate	1.7%

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	9.0%

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit
https://equitable-funds.com,
call 1-877-222-2144, or scan the adjacent QR code.

A059-K
146430_K

Annual Shareholder Report - December 31, 2025	3	EQ/International Managed Volatility Portfolio (Class K)

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/AB Dynamic Aggressive Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$121	1.12%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 16.06% for the year ended December 31, 2025.

What contributed to performance during the year?

•
An overweight allocation to international large-cap equities contributed to the Portfolio’s absolute performance.
•
An overweight allocation to U.S. large-cap equities also contributed to absolute performance.
•
Security selection within the international equity asset class contributed to performance.

What detracted from performance during the year?

•
Tactical currency tilts detracted from the Portfolio’s absolute performance.
•
An underweight allocation to U.S. bonds also detracted from absolute performance.
•
Adjustments to equity exposure to address market volatility detracted from performance.

Annual Shareholder Report - December 31, 2025	1	EQ/AB Dynamic Aggressive Growth Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the S&P 500
®
Index, EQ/AB Dynamic Aggressive Growth Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception *
EQ/AB Dynamic Aggressive Growth Portfolio (Class IB)	16.06%	8.69%	7.23%
S&P 500 ® Index	17.88%	14.42%	14.60%
EQ/AB Dynamic Aggressive Growth Index	17.94%	9.81%	9.98%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.88%

*	Date of inception: November 13, 2017
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,023,396,607

Number of Portfolio Holdings	1,303

Total Investment Advisory Fees Paid	$6,183,326

Portfolio Turnover Rate	6%

Annual Shareholder Report - December 31, 2025	2	EQ/AB Dynamic Aggressive Growth Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Sector (as a % of Net Assets)

Common Stocks		57.6%

Information Technology	14.8%

Financials	10.0%

Industrials	6.8%

Health Care	5.9%

Consumer Discretionary	5.9%

Communication Services	4.9%

Consumer Staples	3.2%

Materials	1.8%

Energy	1.7%

Utilities	1.6%

Real Estate	1.0%

U.S. Treasury Obligations		13.7%

Exchange Traded Funds		4.4%

Short-Term Investments		23.4%

Cash and Other Assets Less Liabilities		0.9%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A022-B
157174_B

Annual Shareholder Report - December 31, 2025	3	EQ/AB Dynamic Aggressive Growth Portfolio (Class IB)

EQ/AB DYNAMIC GROWTH PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/AB Dynamic Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$122	1.14%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 14.89% for the year ended December 31, 2025.

What contributed to performance during the year?

•
An overweight allocation to international large-cap equities contributed to the Portfolio’s absolute performance.
•
An overweight allocation to U.S. large-cap equities also contributed to absolute performance.
•
Security selection within the international equity asset class contributed to performance.

What detracted from performance during the year?

•
Tactical currency tilts detracted from the Portfolio’s absolute performance.
•
An underweight allocation to U.S. bonds also detracted from absolute performance.
•
Adjustments to equity exposure to address market volatility detracted from performance.

Annual Shareholder Report - December 31, 2025	1	EQ/AB Dynamic Growth Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index, EQ/AB Dynamic Growth Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/AB Dynamic Growth Portfolio (Class IB)	14.89%	7.60%	6.95%
S&P 500 ® Index	17.88%	14.42%	14.82%
EQ/AB Dynamic Growth Index	16.55%	8.73%	9.35%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,030,879,353

Number of Portfolio Holdings	1,307

Total Investment Advisory Fees Paid	$7,019,663

Portfolio Turnover Rate	10%

Annual Shareholder Report - December 31, 2025	2	EQ/AB Dynamic Growth Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Sector (as a % of Net Assets)

Common Stocks		67.5%

Information Technology	17.6%

Financials	11.6%

Industrials	7.9%

Consumer Discretionary	6.9%

Health Care	6.9%

Communication Services	5.8%

Consumer Staples	3.8%

Materials	2.0%

Energy	2.0%

Utilities	1.8%

Real Estate	1.2%

U.S. Treasury Obligations		25.7%

Exchange Traded Funds		3.9%

U.S. Government Agency Securities		1.8%

Short-Term Investments		0.3%

Cash and Other Assets Less Liabilities		0.8%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A023-B
153118_B

Annual Shareholder Report - December 31, 2025	3	EQ/AB Dynamic Growth Portfolio (Class IB)

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/AB Dynamic Moderate Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$121	1.13%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 13.46% for the year ended December 31, 2025.

What contributed to performance during the year?

•
An overweight allocation to international large-cap equities contributed to the Portfolio’s absolute performance.
•
An overweight allocation to U.S. large-cap equities also contributed to absolute performance.
•
Security selection within the international equity asset class contributed to performance.

What detracted from performance during the year?

•
Tactical currency tilts detracted from the Portfolio’s absolute performance.
•
An underweight allocation to U.S. bonds also detracted from absolute performance.
•
Adjustments to equity exposure to address market volatility detracted from performance.

Annual Shareholder Report - December 31, 2025	1	EQ/AB Dynamic Moderate Growth Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index, EQ/AB Dynamic Moderate Growth Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/AB Dynamic Moderate Growth Portfolio (Class IB)	13.46%	6.31%	6.12%
S&P 500 ® Index	17.88%	14.42%	14.82%
EQ/AB Dynamic Moderate Growth Index	15.00%	7.52%	8.26%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,536,712,103

Number of Portfolio Holdings	1,307

Total Investment Advisory Fees Paid	$11,071,233

Portfolio Turnover Rate	11%

Annual Shareholder Report - December 31, 2025	2	EQ/AB Dynamic Moderate Growth Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Sector (as a % of Net Assets)

Common Stocks		55.0%

Information Technology	13.9%

Financials	9.7%

Industrials	6.7%

Consumer Discretionary	5.6%

Health Care	5.6%

Communication Services	4.6%

Consumer Staples	3.1%

Materials	1.7%

Energy	1.6%

Utilities	1.5%

Real Estate	1.0%

U.S. Treasury Obligations		37.7%

Exchange Traded Funds		4.0%

U.S. Government Agency Securities		2.5%

Short-Term Investments		1.9%

Cash and Other Assets Less Liabilities		-1.1%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A024-B
146975_B

Annual Shareholder Report - December 31, 2025	3	EQ/AB Dynamic Moderate Growth Portfolio (Class IB)

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/AB Short Duration Government Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$78	0.77%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 4.17% for the year ended December 31, 2025.

What contributed to performance during the year?

•
From a duration perspective, the Portfolio’s overweight exposure in the one-
to
two-year,
two-
to three-year, and three- to four-year parts of the curve contributed to performance.
•
From a sector allocation perspective, the Portfolio’s exposure to commercial mortgage-backed securities, investment grade corporate bonds, and agency securities contributed.

What detracted from performance during the year?

•
From a duration perspective, the Portfolio’s underweight exposure in the less-than-one-year
part of the curve was the only significant detractor from performance.
•
From a sector allocation perspective, the Portfolio’s exposure to asset-backed securities was the only significant detractor.

Annual Shareholder Report - December 31, 2025	1	EQ/AB Short Duration Government Bond Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index and ICE BofA
1-Year
U.S. Treasury Note Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/AB Short Duration Government Bond Portfolio (Class IB)	4.17%	2.11%	1.56%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
ICE BofA 1-Year U.S. Treasury Note Index	4.38%	2.59%	2.09%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$859,836,130

Number of Portfolio Holdings	260

Total Investment Advisory Fees Paid	$3,519,441

Portfolio Turnover Rate	35%

Annual Shareholder Report - December 31, 2025	2	EQ/AB Short Duration Government Bond Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	35.1%

U.S. Treasury Obligations	15.5%

Corporate Bonds	9.7%

Asset-Backed Securities	4.5%

Collateralized Mortgage Obligations	3.6%

Commercial Mortgage-Backed Securities	0.5%

Mortgage-Backed Securities	0.4%

Municipal Bonds	0.1%

Short-Term Investments	28.8%

Cash and Other Assets Less Liabilities	1.8%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A025-B
150083_B

Annual Shareholder Report - December 31, 2025	3	EQ/AB Short Duration Government Bond Portfolio (Class IB)

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/AB Short Duration Government Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$53	0.52%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 4.40% for the year ended December 31, 2025.

What contributed to performance during the year?

•
From a duration perspective, the Portfolio’s overweight exposure in the one-
to
two-year,
two-
to three-year, and three- to four-year parts of the curve contributed to performance.
•
From a sector allocation perspective, the Portfolio’s exposure to commercial mortgage-backed securities, investment grade corporate bonds, and agency securities contributed.

What detracted from performance during the year?

•
From a duration perspective, the Portfolio’s underweight exposure in the less-than-one-year
part of the curve was the only significant detractor from performance.
•
From a sector allocation perspective, the Portfolio’s exposure to asset-backed securities was the only significant detractor.

Annual Shareholder Report - December 31, 2025	1	EQ/AB Short Duration Government Bond Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index and ICE BofA
1-Year
U.S. Treasury Note Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/AB Short Duration Government Bond Portfolio (Class K)	4.40%	2.36%	1.80%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
ICE BofA 1-Year U.S. Treasury Note Index	4.38%	2.59%	2.09%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$859,836,130

Number of Portfolio Holdings	260

Total Investment Advisory Fees Paid	$3,519,441

Portfolio Turnover Rate	35%

Annual Shareholder Report - December 31, 2025	2	EQ/AB Short Duration Government Bond Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	35.1%

U.S. Treasury Obligations	15.5%

Corporate Bonds	9.7%

Asset-Backed Securities	4.5%

Collateralized Mortgage Obligations	3.6%

Commercial Mortgage-Backed Securities	0.5%

Mortgage-Backed Securities	0.4%

Municipal Bonds	0.1%

Short-Term Investments	28.8%

Cash and Other Assets Less Liabilities	1.8%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A025-K
150083_K

Annual Shareholder Report - December 31, 2025	3	EQ/AB Short Duration Government Bond Portfolio (Class K)

EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/AB Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$96	0.92%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 9.21% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to the Portfolio’s absolute performance were Health Care, Industrials, and Information Technology.
•
Stock selection in the Information Technology, Health Care and Communication Services sectors contributed to performance.
•
Top contributors included Comfort Systems USA, Inc., a mechanical and electrical contracting services company, Credo Technology Group Holding Ltd., Celestica Inc., an electronics manufacturing services provider, Insmed, Inc., a biopharmaceutical company, and Bridgebio Pharma, Inc.

What detracted from performance during the year?

•
The only sectors that detracted from the Portfolio’s absolute performance were Consumer Discretionary and Consumer Staples.
•
Stock selection within the Consumer Discretionary, Financials and Industrials sectors detracted from performance.
•
Individual detractors included
PROCEPT
BioRobotics Corp., retailer RH (formerly, Restoration Hardware), Vaxcyte, Inc., a vaccine company, and Saia, Inc., a transportation and logistics company.

Annual Shareholder Report - December 31, 2025	1	EQ/AB Small Cap Growth Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell 2000
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/AB Small Cap Growth Portfolio (Class IB)	9.21%	3.43%	10.10%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2000 ® Growth Index	13.01%	3.18%	9.57%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,974,829,403

Number of Portfolio Holdings	1,978

Total Investment Advisory Fees Paid	$9,744,994

Portfolio Turnover Rate	54%

Annual Shareholder Report - December 31, 2025	2	EQ/AB Small Cap Growth Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	20.4%

Health Care	20.3%

Information Technology	19.0%

Financials	13.9%

Consumer Discretionary	9.7%

Communication Services	3.6%

Energy	2.9%

Real Estate	2.9%

Materials	2.3%

Utilities	2.1%

Consumer Staples	1.6%

Short-Term Investments	2.6%

Cash and Other Assets Less Liabilities	-1.3%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A026-B
146432_B

Annual Shareholder Report - December 31, 2025	3	EQ/AB Small Cap Growth Portfolio (Class IB)

EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/AB Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$70	0.67%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 9.52% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to the Portfolio’s absolute performance were Health Care, Industrials, and Information Technology.
•
Stock selection in the Information Technology, Health Care and Communication Services sectors contributed to performance.
•
Top contributors included Comfort Systems USA, Inc., a mechanical and electrical contracting services company, Credo Technology Group Holding Ltd., Celestica Inc., an electronics manufacturing services provider, Insmed, Inc., a biopharmaceutical company, and Bridgebio Pharma, Inc.

What detracted from performance during the year?

•
The only sectors that detracted from the Portfolio’s absolute performance were Consumer Discretionary and Consumer Staples.
•
Stock selection within the Consumer Discretionary, Financials and Industrials sectors detracted from performance.
•
Individual detractors included PROCEPT BioRobotics Corp., retailer RH (formerly, Restoration Hardware), Vaxcyte, Inc., a vaccine company, and Saia, Inc., a transportation and logistics company.

Annual Shareholder Report - December 31, 2025	1	EQ/AB Small Cap Growth Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell 2000
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/AB Small Cap Growth Portfolio (Class K)	9.52%	3.69%	10.37%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2000 ® Growth Index	13.01%	3.18%	9.57%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,974,829,403

Number of Portfolio Holdings	1,978

Total Investment Advisory Fees Paid	$9,744,994

Portfolio Turnover Rate	54%

Annual Shareholder Report - December 31, 2025	2	EQ/AB Small Cap Growth Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	20.4%

Health Care	20.3%

Information Technology	19.0%

Financials	13.9%

Consumer Discretionary	9.7%

Communication Services	3.6%

Energy	2.9%

Real Estate	2.9%

Materials	2.3%

Utilities	2.1%

Consumer Staples	1.6%

Short-Term Investments	2.6%

Cash and Other Assets Less Liabilities	-1.3%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A026-K
146432_K

Annual Shareholder Report - December 31, 2025	3	EQ/AB Small Cap Growth Portfolio (Class K)

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/AB Sustainable U.S. Thematic Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$103	1.00%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 5.37% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Underweight allocations to the Consumer Discretionary and Consumer Staples sectors, along with an overweight allocation to the Technology sector, contributed to the Portfolio’s performance relative to its benchmark index.
•
Stock selection in the Consumer Discretionary and Utilities sectors contributed to relative performance.
•
The Portfolio’s investments in Flex Ltd., a global manufacturing company, and TE Connectivity plc, a technology company, contributed to relative performance.
•
An underweight position in Apple Inc. contributed to the Portfolio’s performance relative to its benchmark index.

What detracted from performance during the year?

•
An underweight allocation to the Communication Services sector and an overweight allocation to the Health Care and Utilities sectors, detracted from the Portfolio’s performance relative to its benchmark index.
•
Stock selection within the Health Care, Financials, and Technology sectors detracted from performance.
•
The Portfolio’s investments in Jefferies Financial Group Inc., an investment bank and financial services firm, Salesforce, Inc., a cloud-based software company, and Fiserv, Inc., a financial technology company, detracted from performance.

Annual Shareholder Report - December 31, 2025	1	EQ/AB Sustainable U.S. Thematic Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the S&P 500
®
Index over the same
period
.

Average Annual Total Returns as of 12/31/25	1 Year	Since Inception*
EQ/AB Sustainable U.S. Thematic Portfolio (Class IB)	5.37%	4.88%
S&P 500 ® Index	17.88%	13.30%

*	Date of inception: February 15, 2022
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$12,216,199

Number of Portfolio Holdings	39

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	70%

Annual Shareholder Report - December 31, 2025	2	EQ/AB Sustainable U.S. Thematic Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	41.7%

Health Care	18.9%

Industrials	14.4%

Financials	11.9%

Utilities	2.8%

Communication Services	2.1%

Consumer Discretionary	1.7%

Energy	1.4%

Short-Term Investments	2.9%

Cash and Other Assets Less Liabilities	2.2%

Top Holdings (as a % of Net Assets)

Apple, Inc.	6.1%

Microsoft Corp.	5.1%

NVIDIA Corp.	4.5%

Broadcom, Inc.	3.9%

AbbVie, Inc.	3.8%

Veralto Corp.	3.5%

Rockwell Automation, Inc.	3.5%

TE Connectivity plc	3.4%

Visa, Inc., Class A	3.3%

Johnson & Johnson	3.1%

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio’s current prospectus, dated May 1, 2025, as supplemented December 3, 2025, at https://equitable-funds.com or upon request by calling
1-877-222-2144.

At a meeting held on December
1-2,

2025, the Board of Trustees of EQ Advisors Trust approved the liquidation and termination of the Portfolio, effective on or before April 30, 2026.

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements
, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A027-B
162756_B

Annual Shareholder Report - December 31, 2025	3	EQ/AB Sustainable U.S. Thematic Portfolio (Class IB)

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/AB Sustainable U.S. Thematic Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$77	0.75%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 5.62% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Underweight allocations to the Consumer Discretionary and Consumer Staples sectors, along with an overweight allocation to the Technology sector, contributed to the Portfolio’s performance relative to its benchmark index.
•
Stock selection in the Consumer Discretionary and Utilities sectors contributed to relative performance.
•
The Portfolio’s investments in Flex Ltd., a global manufacturing company, and TE Connectivity plc, a technology company, contributed to relative performance.
•
An underweight position in Apple Inc. contributed to the Portfolio’s performance relative to its benchmark index.

What detracted from performance during the year?

•
An underweight allocation to the Communication Services sector and an overweight allocation to the Health Care and Utilities sectors, detracted from the Portfolio’s performance relative to its benchmark index.
•
Stock selection within the Health Care, Financials, and Technology sectors detracted from performance.
•
The Portfolio’s investments in Jefferies Financial Group Inc., an investment bank and financial services firm, Salesforce, Inc., a cloud-based software company, and Fiserv, Inc., a financial technology company, detracted from performance.

Annual Shareholder Report - December 31, 2025	1	EQ/AB Sustainable U.S. Thematic Portfolio (Class K)

How did the Portfolio perform since
inception
?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the S&P 500
®
Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	Since Inception*
EQ/AB Sustainable U.S. Thematic Portfolio (Class K)	5.62%	5.13%
S&P 500 ® Index	17.88%	13.30%

*	Date of inception: February 15, 2022
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$12,216,199

Number of Portfolio Holdings	39

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	70%

Annual Shareholder Report - December 31, 2025	2	EQ/AB Sustainable U.S. Thematic Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	41.7%

Health Care	18.9%

Industrials	14.4%

Financials	11.9%

Utilities	2.8%

Communication Services	2.1%

Consumer Discretionary	1.7%

Energy	1.4%

Short-Term Investments	2.9%

Cash and Other Assets Less Liabilities	2.2%

Top Holdings (as a % of Net Assets)

Apple, Inc.	6.1%

Microsoft Corp.	5.1%

NVIDIA Corp.	4.5%

Broadcom, Inc.	3.9%

AbbVie, Inc.	3.8%

Veralto Corp.	3.5%

Rockwell Automation, Inc.	3.5%

TE Connectivity plc	3.4%

Visa, Inc., Class A	3.3%

Johnson & Johnson	3.1%

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio’s current prospectus, dated May 1, 2025, as supplemented December 3, 2025, at https://equitable-funds.com or upon request by calling
1-877-222-2144.

At a meeting held on December
1-2,
2025, the Board of Trustees of EQ Advisors Trust approved the liquidation and termination of the Portfolio, effective on or before April
30
, 2026.

Additional Information
For
additional
information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A027-K
162756_K

Annual Shareholder Report - December 31, 2025	3	EQ/AB Sustainable U.S. Thematic Portfolio (Class K)

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/American Century Mid Cap Value Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$104	1.00%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 8.72% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Stock selection in the Industrials sector contributed to performance. Within the sector, overweight positions in the machinery industry buoyed performance.
•
Stock selection in the Real Estate sector also helped the Portfolio’s results. Real estate faced headwinds from still-elevated interest rates, so the Portfolio’s limited exposure to these equities was beneficial.
•
Teradyne, Inc. was the top contributing security on an absolute basis. The semiconductor company benefited from secular demand tailwinds for its artificial intelligence-related computer, networking and memory segments.

What detracted from performance during the year?

•
Stock selection in the Information Technology sector detracted from performance.
•
Stock selection in the Materials sector also weighed on performance.
•
The Portfolio’s limited exposure to the metals and mining industry detracted as precious and base metals did well during the year. Positions in the containers and packaging industry detracted as slowing consumer spending and weak volumes negatively affected these businesses.

Annual Shareholder Report - December 31, 2025	1	EQ/American Century Mid Cap Value Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the Russell
1000
®
Index and Russell Midcap
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/American Century Mid Cap Value Portfolio (Class IB)	8.72%	8.64%	8.24%
Russell 1000 ® Index	17.37%	13.59%	15.00%
Russell Midcap ® Value Index	11.05%	9.83%	9.39%

*	Date of inception: October 22, 2018
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$620,864,388

Number of Portfolio Holdings	123

Total Investment Advisory Fees Paid	$3,745,294

Portfolio Turnover Rate	73%

Annual Shareholder Report - December 31, 2025	2	EQ/American Century Mid Cap Value Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	16.8%

Financials	14.7%

Health Care	14.4%

Consumer Staples	10.4%

Utilities	8.6%

Real Estate	8.4%

Information Technology	7.2%

Energy	6.4%

Materials	5.6%

Consumer Discretionary	3.7%

Communication Services	1.3%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	1.5%

Top Holdings (as a % of Net Assets)

Zimmer Biomet Holdings, Inc.	2.5%

Henry Schein, Inc.	1.9%

Commerce Bancshares, Inc.	1.8%

Baker Hughes Co.	1.7%

Willis Towers Watson plc	1.6%

Reinsurance Group of America, Inc.	1.6%

US Bancorp	1.6%

Labcorp Holdings, Inc.	1.6%

Kenvue, Inc.	1.6%

Becton Dickinson & Co.	1.5%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A031-B
158940_B

Annual Shareholder Report - December 31, 2025	3	EQ/American Century Mid Cap Value Portfolio (Class IB)

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/American Century Mid Cap Value Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$78	0.75%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 8.98% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Stock selection in the Industrials sector contributed to performance. Within the sector, overweight positions in the machinery industry buoyed performance.
•
Stock selection in the Real Estate sector also helped the Portfolio’s results. Real estate faced headwinds from still-elevated interest rates, so the Portfolio’s limited exposure to these equities was beneficial.
•
Teradyne, Inc. was the top contributing security on an absolute basis. The semiconductor company benefited from secular demand tailwinds for its artificial intelligence-related computer, networking and memory segments.

What detracted from performance during the year?

•
Stock selection in the Information Technology sector detracted from performance.
•
Stock selection in the Materials sector also weighed on performance.
•
The Portfolio’s limited exposure to the metals and mining industry detracted as precious and base metals did well during the year. Positions in the containers and packaging industry detracted as slowing consumer spending and weak volumes negatively affected these businesses.

Annual Shareholder Report - December 31, 2025	1	EQ/American Century Mid Cap Value Portfolio (Class K)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the Russell 1000
®
Index and Russell Midcap
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/American Century Mid Cap Value Portfolio (Class K)	8.98%	8.91%	10.42%
Russell 1000 ® Index	17.37%	13.59%	15.77%
Russell Midcap ® Value Index	11.05%	9.83%	11.58%

*	Date of inception: June 8, 2020
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$620,864,388

Number of Portfolio Holdings	123

Total Investment Advisory Fees Paid	$3,745,294

Portfolio Turnover Rate	73%

Annual Shareholder Report - December 31, 2025	2	EQ/American Century Mid Cap Value Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	16.8%

Financials	14.7%

Health Care	14.4%

Consumer Staples	10.4%

Utilities	8.6%

Real Estate	8.4%

Information Technology	7.2%

Energy	6.4%

Materials	5.6%

Consumer Discretionary	3.7%

Communication Services	1.3%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	1.5%

Top Holdings (as a % of Net Assets)

Zimmer Biomet Holdings, Inc.	2.5%

Henry Schein, Inc.	1.9%

Commerce Bancshares, Inc.	1.8%

Baker Hughes Co.	1.7%

Willis Towers Watson plc	1.6%

Reinsurance Group of America, Inc.	1.6%

US Bancorp	1.6%

Labcorp Holdings, Inc.	1.6%

Kenvue, Inc.	1.6%

Becton Dickinson & Co.	1.5%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A031-K
158940_K

Annual Shareholder Report - December 31, 2025	3	EQ/American Century Mid Cap Value Portfolio (Class K)

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/American Century Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$117	1.10%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 12.37% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Every asset category contributed to the Portfolio’s absolute performance during the year.
•
The Portfolio’s allocation to U.S. large cap equities contributed the most to absolute performance.

What detracted from performance during the year?

•
Volatility management detracted from the Portfolio’s performance relative to its benchmark index. The Portfolio de-risked
to manage tariff-related volatility in the second quarter. As a result, the Portfolio was underweight U.S. large cap equities during the ensuing
V-shaped
recovery.
•
The Portfolio’s positioning between U.S. and
non-U.S.
equities detracted slightly. On average, the Portfolio overweighted U.S. equities during the period.

Annual Shareholder Report - December 31, 2025	1	EQ/American Century Moderate Growth Allocation Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the S&P 500
®
Index, EQ/American Century Moderate Growth Allocation Index and Bloomberg U.S. Credit Corporate
5-10
Year Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/American Century Moderate Growth Allocation Portfolio (Class IB)	12.37%	5.35%	6.55%
S&P 500 ® Index	17.88%	14.42%	16.22%
EQ/American Century Moderate Growth Allocation Index	16.44%	7.67%	9.75%
Bloomberg U.S. Credit Corporate 5-10 Year Index	9.58%	0.86%	3.58%

*	Date of inception: February 1, 2019
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$194,520,914

Number of Portfolio Holdings	10

Total Investment Advisory Fees Paid	$1,160,905

Portfolio Turnover Rate	100%

Annual Shareholder Report - December 31, 2025	2	EQ/American Century Moderate Growth Allocation Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.5%

Equity	64.9%

Fixed Income	34.6%

Short-Term Investments		1.0%

Cash and Other Assets Less Liabilities		-0.5%

Top Holdings (as a % of Net Assets)

Vanguard Intermediate-Term Corporate Bond ETF	34.6%

iShares Core MSCI EAFE ETF	15.6%

iShares Core S&P 500 ETF	13.9%

State Street SPDR Portfolio S&P 500 ETF	13.9%

Vanguard S&P 500 ETF	13.9%

iShares Russell 2000 ETF	3.9%

iShares Core S&P Mid-Cap ETF	3.6%

JPMorgan Prime Money Market Fund, IM Shares	0.5%

Additional Information
For additional information ab
o
ut the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A032-B
159932_B

Annual Shareholder Report - December 31, 2025	3	EQ/American Century Moderate Growth Allocation Portfolio (Class IB)

EQ/CAPITAL GROUP RESEARCH PORTFOLIO
(CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Capital Group Research Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$104	0.95%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 19.83% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Stock selection in the Information Technology sector contributed to performance.
•
Investment decisions in the Industrials and Utilities sectors also contributed to performance.
•
Micron Technology, Inc. was a top contributor to performance. The company’s stock price rose on soaring demand for its memory chips.
•
Specialty materials producer ATI, Inc. rallied on strong earnings, driven by aerospace and defense sales.
•
Constellation Energy Corporation benefited from policy support for clean energy and growing investor enthusiasm for nuclear energy.

What detracted from performance during the year?

•
Stock selection in the Health Care and Financials sectors detracted from performance.
•
Stock selection in the Communication Services sector also detracted.
•
Investor concerns about competitive threats from artificial intelligence (AI) hindered several software holdings, including Atlassian Corp., Salesforce, Inc., and ServiceNow Inc.
•
Although KKR & Co. Inc. beat profit expectations, its shares declined amid valuation concerns and what many investors believed was a challenging environment for private equity.
•
Air-conditioning
and refrigeration specialist Carrier Global Corp. fell sharply as European sales stagnated and demand in U.S. residential markets remained soft.

Annual Shareholder Report - December 31, 2025	1	EQ/Capital Group Research Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Capital Group Research Portfolio (Class IB)	19.83%	13.80%	15.00%
S&P 500 ® Index	17.88%	14.42%	14.82%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$725,923,904

Number of Portfolio Holdings	69

Total Investment Advisory Fees Paid	$3,980,831

Portfolio Turnover Rate	18%

Annual Shareholder Report - December 31, 2025	2	EQ/Capital Group Research Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	32.2%

Financials	14.9%

Consumer Discretionary	10.6%

Industrials	10.3%

Communication Services	9.2%

Health Care	7.0%

Utilities	5.9%

Consumer Staples	4.9%

Real Estate	1.9%

Materials	1.5%

Energy	0.5%

Cash and Other Assets Less Liabilities	1.1%

Top Holdings (as a % of Net Assets)

Broadcom, Inc.	7.5%

Alphabet, Inc., Class C	5.0%

Microsoft Corp.	4.5%

NVIDIA Corp.	4.3%

Amazon.com, Inc.	3.5%

Micron Technology, Inc.	3.2%

Meta Platforms, Inc., Class A	3.1%

Philip Morris International, Inc.	2.8%

Apple, Inc.	2.7%

JPMorgan Chase & Co.	2.4%

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IB shares was lowered from 0.97% to 0.95%. The expense limit includes amounts payable pursuant to Rule
12b-1
under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.

This change is intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR
code
.

A034-B
146439_B

Annual Shareholder Report - December 31, 2025	3	EQ/Capital Group Research Portfolio (Class IB)

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/ClearBridge Large Cap Growth ESG Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$104	1.00%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 7.69% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to the Portfolio’s performance were Information Technology, Consumer Discretionary, and Communication Services.
•
Stock selection in the Consumer Discretionary sector and an underweight position in the Consumer Staples sector contributed to performance relative to the Portfolio’s benchmark index.
•
Top contributors to relative performance included ASML Holding NV, a leading supplier of photolithography systems, and Taiwan Semiconductor Manufacturing Co. Ltd. Not owning Costco Wholesale Corp. and underweighting Apple Inc. and Tesla, Inc. also contributed to relative performance.

What detracted from performance during the year?

•
The sectors that detracted the most from the Portfolio’s performance were Health Care, Materials and Real Estate.
•
Stock selection and sector allocation detracted from the Portfolio’s performance relative to its benchmark index.
•
UnitedHealth Group, Inc., PayPal Holdings, Inc., an online payment system, Oracle Corp., a technology company, Salesforce, Inc., a cloud-based software company, and Accenture plc, a professional services company, detracted the most from relative performance.

Annual Shareholder Report - December 31, 2025	1	EQ/ClearBridge Large Cap Growth ESG Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/ClearBridge Large Cap Growth ESG Portfolio (Class IB)	7.69%	10.47%	13.63%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Growth Index	18.56%	15.32%	18.13%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$449,422,644

Number of Portfolio Holdings	39

Total Investment Advisory Fees Paid	$2,791,885

Portfolio Turnover Rate	22%

Annual Shareholder Report - December 31, 2025	2	EQ/ClearBridge Large Cap Growth ESG Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	44.6%

Consumer Discretionary	13.3%

Communication Services	12.5%

Industrials	8.2%

Health Care	7.8%

Financials	7.4%

Materials	2.8%

Real Estate	1.4%

Consumer Staples	1.3%

Cash and Other Assets Less Liabilities	0.7%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	12.9%

Amazon.com, Inc.	7.8%

Microsoft Corp.	7.3%

Meta Platforms, Inc., Class A	6.0%

Apple, Inc.	5.8%

Visa, Inc., Class A	4.1%

Netflix, Inc.	3.5%

Alphabet, Inc., Class A	3.0%

Intuitive Surgical, Inc.	2.7%

Palo Alto Networks, Inc.	2.4%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A035-B
146477_B

Annual Shareholder Report - December 31, 2025	3	EQ/ClearBridge Large Cap Growth ESG Portfolio (Class IB)

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/ClearBridge Large Cap Growth ESG Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$78	0.75%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 7.96% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to the Portfolio’s performance were Information Technology, Consumer Discretionary, and Communication Services.
•
Stock selection in the Consumer Discretionary sector and an underweight position in the Consumer Staples sector contributed to performance relative to the Portfolio’s benchmark index.
•
Top contributors to relative performance included ASML Holding NV, a leading supplier of photolithography systems, and Taiwan Semiconductor Manufacturing Co. Ltd. Not owning Costco Wholesale Corp. and underweighting Apple Inc. and Tesla, Inc. also contributed to relative performance.

What detracted from performance during the year?

•
The sectors that detracted the most from the Portfolio’s performance were Health Care, Materials and Real Estate.
•
Stock selection and sector allocation detracted from the Portfolio’s performance relative to its benchmark index.
•
UnitedHealth Group, Inc., PayPal Holdings, Inc., an online payment system, Oracle Corp., a technology company, Salesforce, Inc., a cloud-based software company, and Accenture plc, a professional services company, detracted the most from relative performance.

Annual Shareholder Report - December 31, 2025	1	EQ/ClearBridge Large Cap Growth ESG Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/ClearBridge Large Cap Growth ESG Portfolio (Class K)	7.96%	10.75%	13.91%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Growth Index	18.56%	15.32%	18.13%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$449,422,644

Number of Portfolio Holdings	39

Total Investment Advisory Fees Paid	$2,791,885

Portfolio Turnover Rate	22%

Annual Shareholder Report - December 31, 2025	2	EQ/ClearBridge Large Cap Growth ESG Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	44.6%

Consumer Discretionary	13.3%

Communication Services	12.5%

Industrials	8.2%

Health Care	7.8%

Financials	7.4%

Materials	2.8%

Real Estate	1.4%

Consumer Staples	1.3%

Cash and Other Assets Less Liabilities	0.7%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	12.9%

Amazon.com, Inc.	7.8%

Microsoft Corp.	7.3%

Meta Platforms, Inc., Class A	6.0%

Apple, Inc.	5.8%

Visa, Inc., Class A	4.1%

Netflix, Inc.	3.5%

Alphabet, Inc., Class A	3.0%

Intuitive Surgical, Inc.	2.7%

Palo Alto Networks, Inc.	2.4%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A035-K
146477_K

Annual Shareholder Report - December 31, 2025	3	EQ/ClearBridge Large Cap Growth ESG Portfolio (Class K)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Clearbridge Select Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$109	1.05%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 7.66% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Information Technology, Communication Services, and Industrials.
•
The stocks that contributed the most to performance were NVIDIA Corp., AppLovin Corp., a mobile technology company, Microsoft Corp., and Comfort Systems USA, Inc., a mechanical and electrical contracting services company.

What detracted from performance during the year?

•
The sectors that contributed the least to performance were Materials and Utilities.
•
The stocks that detracted the most from performance were ServiceNow, Inc., a cloud computing platform, HubSpot, Inc., a customer relationship management platform, and Copart, Inc., an online auction company.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized,
which limited the Portfolio’s participation in the subsequent equity market recovery.

Annual Shareholder Report - December 31, 2025	1	EQ/Clearbridge Select Equity Managed Volatility Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Clearbridge Select Equity Managed Volatility Portfolio (Class IB)	7.66%	8.42%	12.21%
S&P 500 ® Index	17.88%	14.42%	14.82%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$644,523,924

Number of Portfolio Holdings	553

Total Investment Advisory Fees Paid	$4,078,608

Portfolio Turnover Rate	15%

Annual Shareholder Report - December 31, 2025	2	EQ/Clearbridge Select Equity Managed Volatility Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	32.9%

Industrials	10.7%

Health Care	9.6%

Consumer Discretionary	8.8%

Financials	8.2%

Communication Services	5.9%

Consumer Staples	5.6%

Energy	3.0%

Real Estate	2.2%

Materials	1.4%

Utilities	1.1%

Short-Term Investments	9.7%

Cash and Other Assets Less Liabilities	0.9%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	9.3%

NVIDIA Corp.	6.8%

Microsoft Corp.	5.8%

Apple, Inc.	5.2%

Amazon.com, Inc.	1.6%

MercadoLibre, Inc.	1.6%

AppLovin Corp., Class A	1.5%

Casey’s General Stores, Inc.	1.5%

ServiceNow, Inc.	1.5%

Shopify, Inc., Class A	1.4%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A036-B
146468_B

Annual Shareholder Report - December 31, 2025	3	EQ/Clearbridge Select Equity Managed Volatility Portfolio (Class IB)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Clearbridge Select Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$83	0.80%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 7.92% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Information Technology, Communication Services, and Industrials.
•
The stocks that contributed the most to performance were NVIDIA Corp., AppLovin Corp., a mobile technology company, Microsoft Corp., and Comfort Systems USA, Inc., a mechanical and electrical contracting services company.

What detracted from performance during the year?

•
The sectors that contributed the least to performance were Materials and Utilities.
•
The stocks that detracted the most from performance were ServiceNow, Inc., a cloud computing platform, HubSpot, Inc., a customer relationship management platform, and Copart, Inc., an online auction company.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized,
which limited the Portfolio’s participation in the subsequent equity market recovery.

Annual Shareholder Report - December 31, 2025	1	EQ/Clearbridge Select Equity Managed Volatility Portfolio (Class K)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the S&P 500
®
Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	Since Inception*
EQ/Clearbridge Select Equity Managed Volatility Portfolio (Class K)	7.92%	5.11%
S&P 500 ® Index	17.88%	11.77%

*	Date of inception: October 26, 2021
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$644,523,924

Number of Portfolio Holdings	553

Total Investment Advisory Fees Paid	$4,078,608

Portfolio Turnover Rate	15%

Annual Shareholder Report - December 31, 2025	2	EQ/Clearbridge Select Equity Managed Volatility Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	32.9%

Industrials	10.7%

Health Care	9.6%

Consumer Discretionary	8.8%

Financials	8.2%

Communication Services	5.9%

Consumer Staples	5.6%

Energy	3.0%

Real Estate	2.2%

Materials	1.4%

Utilities	1.1%

Short-Term Investments	9.7%

Cash and Other Assets Less Liabilities	0.9%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	9.3%

NVIDIA Corp.	6.8%

Microsoft Corp.	5.8%

Apple, Inc.	5.2%

Amazon.com, Inc.	1.6%

MercadoLibre, Inc.	1.6%

AppLovin Corp., Class A	1.5%

Casey’s General Stores, Inc.	1.5%

ServiceNow, Inc.	1.5%

Shopify, Inc., Class A	1.4%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit
https://equitable-funds.com,
call
1-877-222-2144,
or scan the adjacent QR code.

A036-K
146468_K

Annual Shareholder Report - December 31, 2025	3	EQ/Clearbridge Select Equity Managed Volatility Portfolio (Class K)

EQ/COMMON STOCK INDEX PORTFOLIO (CLASS IA)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Common Stock Index Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IA	$72	0.67%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IA shares returned 16.30% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to performance were Information Technology, Communication Services, and Financials.
•
The stocks that contributed the most to performance were NVIDIA Corp., Alphabet Inc., Broadcom Inc., and Microsoft Corp.

What detracted from performance during the year?

•
The sectors that detracted the most from performance were Real Estate, Consumer Staples, and Energy.
•
The stocks that detracted the most from performance were UnitedHealth Group, Inc., Fiserv, Inc., a financial technology company, Salesforce, Inc., a cloud-based software company, ServiceNow, Inc., a cloud computing platform, and Accenture plc, a professional services company.

Annual Shareholder Report - December 31, 2025	1	EQ/Common Stock Index Portfolio (Class IA)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Common Stock Index Portfolio (Class IA)	16.30%	12.50%	13.54%
Russell 3000 ® Index	17.15%	13.15%	14.29%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$7,921,280,253

Number of Portfolio Holdings	1,486

Total Investment Advisory Fees Paid	$22,403,964

Portfolio Turnover Rate	3%

Annual Shareholder Report - December 31, 2025	2	EQ/Common Stock Index Portfolio (Class IA)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	31.6%

Financials	13.9%

Consumer Discretionary	10.4%

Health Care	10.0%

Communication Services	10.0%

Industrials	9.4%

Consumer Staples	4.4%

Energy	3.0%

Utilities	2.2%

Real Estate	2.2%

Materials	2.2%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.6%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.6%

Apple, Inc.	6.0%

Microsoft Corp.	5.4%

Amazon.com, Inc.	3.4%

Alphabet, Inc., Class A	2.8%

Broadcom, Inc.	2.4%

Alphabet, Inc., Class C	2.3%

Meta Platforms, Inc., Class A	2.2%

Tesla, Inc.	1.9%

Berkshire Hathaway, Inc., Class B	1.4%

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A037-A
146440_A

Annual Shareholder Report - December 31, 2025	3	EQ/Common Stock Index Portfolio (Class IA)

EQ/COMMON STOCK INDEX PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Common Stock Index Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$72	0.67%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 16.28% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to performance were Information Technology, Communication Services, and Financials.
•
The stocks that contributed the most to performance were NVIDIA Corp., Alphabet Inc., Broadcom Inc., and Microsoft Corp.

What detracted from performance during the year?

•
The sectors that detracted the most from performance were Real Estate, Consumer Staples, and Energy.
•
The stocks that detracted the most from performance were UnitedHealth Group, Inc., Fiserv, Inc., a financial technology company, Salesforce, Inc., a cloud-based software company, ServiceNow, Inc., a cloud computing platform, and Accenture plc, a professional services company.

Annual Shareholder Report - December 31, 2025	1	EQ/Common Stock Index Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Common Stock Index Portfolio (Class IB)	16.28%	12.50%	13.55%
Russell 3000 ® Index	17.15%	13.15%	14.29%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$7,921,280,253

Number of Portfolio Holdings	1,486

Total Investment Advisory Fees Paid	$22,403,964

Portfolio Turnover Rate	3%

Annual Shareholder Report - December 31, 2025	2	EQ/Common Stock Index Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	31.6%

Financials	13.9%

Consumer Discretionary	10.4%

Health Care	10.0%

Communication Services	10.0%

Industrials	9.4%

Consumer Staples	4.4%

Energy	3.0%

Utilities	2.2%

Real Estate	2.2%

Materials	2.2%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.6%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.6%

Apple, Inc.	6.0%

Microsoft Corp.	5.4%

Amazon.com, Inc.	3.4%

Alphabet, Inc., Class A	2.8%

Broadcom, Inc.	2.4%

Alphabet, Inc., Class C	2.3%

Meta Platforms, Inc., Class A	2.2%

Tesla, Inc.	1.9%

Berkshire Hathaway, Inc., Class B	1.4%

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A037-B
146440_B

Annual Shareholder Report - December 31, 2025	3	EQ/Common Stock Index Portfolio (Class IB)

EQ/CORE BOND INDEX PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Core Bond Index Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.
This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$64	0.62%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 6.43% for the year ended December 31, 2025.
What contributed to performance during the year?

•	Federal Reserve monetary policy was the most significant driver of performance. The series of three interest rate cuts that began in September supported price appreciation for bonds and led to strong overall performance for the index.
•	Corporate credit spreads tightened throughout much of the year, largely driven by positive corporate sentiment, contributing to returns.
•	The corporate bond sectors that contributed the most were Financials, Utilities, and Industrials.
What detracted from performance during the year?

•	Allocations to U.S. Government Agency securities, U.S. Treasury Obligations, and Supranational bonds detracted.

Annual Shareholder Report - December 31, 2025	1	EQ/Core Bond Index Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Intermediate Government/Credit Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Core Bond Index Portfolio (Class IB)	6.43%	0.35%	1.70%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Intermediate Government/Credit Bond Index	6.97%	0.96%	2.29%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2025)

Net Assets	$5,006,629,762

Number of Portfolio Holdings	2,849

Total Investment Advisory Fees Paid	$13,335,419

Portfolio Turnover Rate	17%

Annual Shareholder Report - December 31, 2025	2	EQ/Core Bond Index Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	53.9%

Corporate Bonds	30.8%

Exchange Traded Funds	8.1%

Supranational	2.5%

Foreign Government Securities	2.2%

U.S. Government Agency Securities	1.3%

Municipal Bonds	0.1%

Asset-Backed Securities	0.0%	#

Preferred Stocks	0.0%	#

Short-Term Investments	1.2%

Cash and Other Assets Less Liabilities	-0.1%

#	Less than 0.05%

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IB shares was lowered from 0.64% to 0.62%. The expense limit includes amounts payable pursuant to Rule
12b-1
under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.
This change is intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

 Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A042-B
146441_B

Annual Shareholder Report - December 31, 2025	3	EQ/Core Bond Index Portfolio (Class IB)

EQ/CORE BOND INDEX PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Core Bond Index Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$38	0.37%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 6.59% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Federal Reserve monetary policy was the most significant driver of performance. The series of three interest rate cuts that began in September supported price appreciation for bonds and led to strong overall performance for the index.
•
Corporate credit spreads tightened throughout much of the year, largely driven by positive corporate sentiment, contributing to returns.
•
The corporate bond sectors that contributed the most were Financials, Utilities, and Industrials.

What detracted from performance during the year?

•
Allocations to U.S. Government Agency securities, U.S. Treasury Obligations, and Supranational bonds detracted.

Annual Shareholder Report - December 31, 2025	1	EQ/Core Bond Index Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Intermediate Government/Credit Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Core Bond Index Portfolio (Class K)	6.59%	0.60%	1.95%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Intermediate Government/Credit Bond Index	6.97%	0.96%	2.29%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$5,006,629,762

Number of Portfolio Holdings	2,849

Total Investment Advisory Fees Paid	$13,335,419

Portfolio Turnover Rate	17%

Annual Shareholder Report - December 31, 2025	2	EQ/Core Bond Index Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	53.9%

Corporate Bonds	30.8%

Exchange Traded Funds	8.1%

Supranational	2.5%

Foreign Government Securities	2.2%

U.S. Government Agency Securities	1.3%

Municipal Bonds	0.1%

Asset-Backed Securities	0.0%	#

Preferred Stocks	0.0%	#

Short-Term Investments	1.2%

Cash and Other Assets Less Liabilities	-0.1%

#	Less than 0.05%

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class K shares was lowered from 0.39% to 0.37%. The expense limit excludes certain expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.
This change is intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A042-K
146441_K

Annual Shareholder Report - December 31, 2025	3	EQ/Core Bond Index Portfolio (Class K)

EQ/CORE PLUS BOND PORTFOLIO (CLASS IA)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Core Plus Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IA	$97	0.93%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IA shares returned 8.53% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Overweighting German bonds contributed to the Portfolio’s performance relative to its benchmark index.
•
Overweighting Canadian government bonds also contributed to relative performance.
•
Overweighting Mexican sovereign debt was accretive during the year.
•
A long position in the Euro also was accretive during the year.

What detracted from performance during the year?

•
The Portfolio’s U.S. Treasury yield curve positioning detracted from performance.
•
Overweighting Colombian government bonds detracted from performance.
•
A long position in the Japanese yen and a short position in the Swiss franc detracted from performance.

Annual Shareholder Report - December 31, 2025	1	EQ/Core Plus Bond Portfolio (Class IA)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Core Plus Bond Portfolio (Class IA)	8.53%	-0.74%	2.16%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$750,747,225

Number of Portfolio Holdings	887

Total Investment Advisory Fees Paid	$3,575,390

Portfolio Turnover Rate	177%

Annual Shareholder Report - December 31, 2025	2	EQ/Core Plus Bond Portfolio (Class IA)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

Corporate Bonds	26.2%

U.S. Treasury Obligations	23.6%

Mortgage-Backed Securities	13.7%

Asset-Backed Securities	11.4%

Foreign Government Securities	10.7%

Commercial Mortgage-Backed Securities	4.9%

Collateralized Mortgage Obligations	1.9%

Convertible Bonds	0.1%

Short-Term Investments	3.5%

Cash and Other Assets Less Liabilities	4.0%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A043-A
146413_A

Annual Shareholder Report - December 31, 2025	3	EQ/Core Plus Bond Portfolio (Class IA)

EQ/CORE PLUS BOND PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Core Plus Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$97	0.93%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 8.58% for the year ended December 31, 2025.
What contributed to performance during the year?

•	Overweighting German bonds contributed to the Portfolio’s performance relative to its benchmark index.
•	Overweighting Canadian government bonds also contributed to relative performance.
•	Overweighting Mexican sovereign debt was accretive during the year.
•	A long position in the Euro also was accretive during the year.
What detracted from performance during the year?

•	The Portfolio’s U.S. Treasury yield curve positioning detracted from performance.
•	Overweighting Colombian government bonds detracted from performance.
•	A long position in the Japanese yen and a short position in the Swiss franc detracted from performance.

Annual Shareholder Report - December 31, 2025	1	EQ/Core Plus Bond Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Core Plus Bond Portfolio (Class IB)	8.58%	-0.68%	2.17%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$750,747,225

Number of Portfolio Holdings	887

Total Investment Advisory Fees Paid	$3,575,390

Portfolio Turnover Rate	177%

Annual Shareholder Report - December 31, 2025	2	EQ/Core Plus Bond Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

Corporate Bonds	26.2%

U.S. Treasury Obligations	23.6%

Mortgage-Backed Securities	13.7%

Asset-Backed Securities	11.4%

Foreign Government Securities	10.7%

Commercial Mortgage-Backed Securities	4.9%

Collateralized Mortgage Obligations	1.9%

Convertible Bonds	0.1%

Short-Term Investments	3.5%

Cash and Other Assets Less Liabilities	4.0%

Additional Infor
ma
tion
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A043-B
146413_B

Annual Shareholder Report - December 31, 2025	3	EQ/Core Plus Bond Portfolio (Class IB)

EQ/CORE PLUS BOND PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Core Plus Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$71	0.68%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class K shares returned 8.76% for the year ended December 31, 2025.
What contributed to performance during the year?

•	Overweighting German bonds contributed to the Portfolio’s performance relative to its benchmark index.
•	Overweighting Canadian government bonds also contributed to relative performance.
•	Overweighting Mexican sovereign debt was accretive during the year.
•	A long position in the Euro also was accretive during the year.
What detracted from performance during the year?

•	The Portfolio’s U.S. Treasury yield curve positioning detracted from performance.
•	Overweighting Colombian government bonds detracted from performance.
•	A long position in the Japanese yen and a short position in the Swiss franc detracted from performance.

Annual Shareholder Report - December 31, 2025	1	EQ/Core Plus Bond Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Core Plus Bond Portfolio (Class K)	8.76%	-0.44%	2.43%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$750,747,225

Number of Portfolio Holdings	887

Total Investment Advisory Fees Paid	$3,575,390

Portfolio Turnover Rate	177%

Annual Shareholder Report - December 31, 2025	2	EQ/Core Plus Bond Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

Corporate Bonds	26.2%

U.S. Treasury Obligations	23.6%

Mortgage-Backed Securities	13.7%

Asset-Backed Securities	11.4%

Foreign Government Securities	10.7%

Commercial Mortgage-Backed Securities	4.9%

Collateralized Mortgage Obligations	1.9%

Convertible Bonds	0.1%

Short-Term Investments	3.5%

Cash and Other Assets Less Liabilities	4.0%

Additional Information
For additional information about the Portfolio, incl
ud
ing its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A043-K
146413_K

Annual Shareholder Report - December 31, 2025	3	EQ/Core Plus Bond Portfolio (Class K)

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Emerging Markets Equity PLUS Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$140	1.20%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 33.46% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Information Technology, Financials, and Materials.
•
The stocks that contributed the most to absolute performance were Taiwan Semiconductor Manufacturing Co. Ltd., Samsung Electronics Co. Ltd., Tencent Holdings Ltd., a Chinese technology and entertainment conglomerate, SK Hynix, Inc., a South Korean supplier of memory chips, and Jiangxi Copper Co. Ltd., China’s largest copper producer.

What detracted from performance during the year?

•
The sectors that contributed the least to performance were Real Estate and Utilities.
•
The stocks that detracted the most from performance were Micro-Star International Ltd., a Taiwanese technology company, Meituan, a Chinese super-app
that provides
on-demand
services, Infosys Ltd., a digital services company, Tata Consultancy Services Ltd., an Indian IT services company, and ACWA Power Co.

Annual Shareholder Report - December 31, 2025	1	EQ/Emerging Markets Equity Plus Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI Emerging Markets (Gross Dividends) Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Emerging Markets Equity PLUS Portfolio (Class IB)	33.46%	4.64%	7.73%
MSCI Emerging Markets (Gross Dividends) Index	34.36%	4.67%	8.86%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$122,625,494

Number of Portfolio Holdings	940

Total Investment Advisory Fees Paid	$528,269

Portfolio Turnover Rate	5%

Annual Shareholder Report - December 31, 2025	2	EQ/Emerging Markets Equity Plus Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

China	26.9%

Taiwan	22.8%

India	11.7%

South Korea	11.7%

Brazil	5.3%

South Africa	3.4%

Mexico	2.0%

Saudi Arabia	1.9%

Thailand	1.7%

Indonesia	1.7%

Other	9.3%

Sector Weightings (as a % of Net Assets)

Information Technology	28.9%

Financials	23.5%

Consumer Discretionary	10.3%

Communication Services	8.6%

Materials	6.9%

Industrials	6.2%

Consumer Staples	4.6%

Energy	3.6%

Health Care	2.9%

Utilities	1.5%

Real Estate	1.4%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	0.7%

Additional Informa tio n
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A044-B
148386_B

Annual Shareholder Report - December 31, 2025	3	EQ/Emerging Markets Equity Plus Portfolio (Class IB)

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Emerging Markets Equity PLUS Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$111	0.95%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 33.75% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Information Technology, Financials, and Materials.
•
The stocks that contributed the most to absolute performance were Taiwan Semiconductor Manufacturing Co. Ltd., Samsung Electronics Co. Ltd., Tencent Holdings Ltd., a Chinese technology and entertainment conglomerate, SK Hynix, Inc., a South Korean supplier of memory chips, and Jiangxi Copper Co. Ltd., China’s largest copper producer.

What detracted from performance during the year?

•
The sectors that contributed the least to performance were Real Estate and Utilities.
•
The stocks that detracted the most from performance were Micro-Star International Ltd., a Taiwanese technology company, Meituan, a Chinese super-app
that provides
on-demand
services, Infosys Ltd., a digital services company, Tata Consultancy Services Ltd., an Indian IT services company, and ACWA Power Co.

Annual Shareholder Report - December 31, 2025	1	EQ/Emerging Markets Equity Plus Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI Emerging Markets (Gross Dividends) Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Emerging Markets Equity PLUS Portfolio (Class K)	33.75%	4.89%	8.01%
MSCI Emerging Markets (Gross Dividends) Index	34.36%	4.67%	8.86%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$122,625,494

Number of Portfolio Holdings	940

Total Investment Advisory Fees Paid	$528,269

Portfolio Turnover Rate	5%

Annual Shareholder Report - December 31, 2025	2	EQ/Emerging Markets Equity Plus Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

China	26.9%

Taiwan	22.8%

India	11.7%

South Korea	11.7%

Brazil	5.3%

South Africa	3.4%

Mexico	2.0%

Saudi Arabia	1.9%

Thailand	1.7%

Indonesia	1.7%

Other	9.3%

Sector Weightings (as a % of Net Assets)

Information Technology	28.9%

Financials	23.5%

Consumer Discretionary	10.3%

Communication Services	8.6%

Materials	6.9%

Industrials	6.2%

Consumer Staples	4.6%

Energy	3.6%

Health Care	2.9%

Utilities	1.5%

Real Estate	1.4%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	0.7%

Additional Information
For additional information about the Portfolio, including its prosp
e
ctus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A044-K
148386_K

Annual Shareholder Report - December 31, 2025	3	EQ/Emerging Markets Equity Plus Portfolio (Class K)

EQ/EQUITY 500 INDEX PORTFOLIO (CLASS IA)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Equity 500 Index Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.
This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IA	$58	0.54%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IA shares returned 17.24% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The sectors that contributed the most to performance were Information Technology, Communication Services, and Financials.
•	The stocks that contributed the most to performance were NVIDIA Corp., Alphabet Inc., Broadcom Inc., and Microsoft Corp.
What detracted from performance during the year?

•	The sectors that detracted the most from performance were Real Estate, Materials, and Consumer Staples.
•	The stocks that detracted the most from performance were UnitedHealth Group, Inc., Fiserv, Inc., a financial technology company, Salesforce, Inc., a cloud-based software company, ServiceNow, Inc., a cloud computing platform, and Accenture plc, a professional services company.

Annual Shareholder Report - December 31, 2025	1	EQ/Equity 500 Index Portfolio (Class IA)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Equity 500 Index Portfolio (Class IA)	17.24%	13.79%	14.16%
S&P 500 ® Index	17.88%	14.42%	14.82%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2025)

Net Assets	$12,340,332,286

Number of Portfolio Holdings	506

Total Investment Advisory Fees Paid	$20,019,170

Portfolio Turnover Rate	3%

Annual Shareholder Report - December 31, 2025	2	EQ/Equity 500 Index Portfolio (Class IA)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	34.1%

Financials	13.2%

Communication Services	10.5%

Consumer Discretionary	10.3%

Health Care	9.5%

Industrials	8.1%

Consumer Staples	4.6%

Energy	2.8%

Utilities	2.2%

Materials	1.8%

Real Estate	1.8%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	1.0%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.7%

Apple, Inc.	6.8%

Microsoft Corp.	6.1%

Amazon.com, Inc.	3.8%

Alphabet, Inc., Class A	3.1%

Broadcom, Inc.	2.8%

Alphabet, Inc., Class C	2.5%

Meta Platforms, Inc., Class A	2.4%

Tesla, Inc.	2.1%

Berkshire Hathaway, Inc., Class B	1.6%

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IA shares was lowered from 0.54% to 0.5375%. The expense limit includes amounts payable pursuant to Rule
12b-1
under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. In addition, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.
These changes are intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

 Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or
scan
the adjacent QR code.

A045-A
146443_A

Annual Shareholder Report - December 31, 2025	3	EQ/Equity 500 Index Portfolio (Class IA)

EQ/EQUITY 500 INDEX PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Equity 500 Index Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.
This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$58	0.54%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 17.23% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The sectors that contributed the most to performance were Information Technology, Communication Services, and Financials.
•	The stocks that contributed the most to performance were NVIDIA Corp., Alphabet Inc., Broadcom Inc., and Microsoft Corp.
What detracted from performance during the year?

•	The sectors that detracted the most from performance were Real Estate, Materials, and Consumer Staples.
•	The stocks that detracted the most from performance were UnitedHealth Group, Inc., Fiserv, Inc., a financial technology company, Salesforce, Inc., a cloud-based software company, ServiceNow, Inc., a cloud computing platform, and Accenture plc, a professional services company.

Annual Shareholder Report - December 31, 2025	1	EQ/Equity 500 Index Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Equity 500 Index Portfolio (Class IB)	17.23%	13.79%	14.15%
S&P 500 ® Index	17.88%	14.42%	14.82%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2025)

Net Assets	$12,340,332,286

Number of Portfolio Holdings	506

Total Investment Advisory Fees Paid	$20,019,170

Portfolio Turnover Rate	3%

Annual Shareholder Report - December 31, 2025	2	EQ/Equity 500 Index Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	34.1%

Financials	13.2%

Communication Services	10.5%

Consumer Discretionary	10.3%

Health Care	9.5%

Industrials	8.1%

Consumer Staples	4.6%

Energy	2.8%

Utilities	2.2%

Materials	1.8%

Real Estate	1.8%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	1.0%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.7%

Apple, Inc.	6.8%

Microsoft Corp.	6.1%

Amazon.com, Inc.	3.8%

Alphabet, Inc., Class A	3.1%

Broadcom, Inc.	2.8%

Alphabet, Inc., Class C	2.5%

Meta Platforms, Inc., Class A	2.4%

Tesla, Inc.	2.1%

Berkshire Hathaway, Inc., Class B	1.6%

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IB shares was lowered from 0.54% to 0.5375%. The expense limit includes amounts payable pursuant to Rule
12b-1
under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. In addition, effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.
These changes are intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A045-B
146443_B

Annual Shareholder Report - December 31, 2025	3	EQ/Equity 500 Index Portfolio (Class IB)

EQ/EQUITY 500 INDEX PORTFOLIO (
CLASS K
)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Equity 500 Index Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year ? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$31	0.29%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 17.53% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to performance were Information Technology, Communication Services, and Financials.
•
The stocks that contributed the most to performance were NVIDIA Corp., Alphabet Inc., Broadcom Inc., and Microsoft Corp.

What detracted from performance during the year?

•
The sectors that detracted the most from performance were Real Estate, Materials, and Consumer Staples.
•
The stocks that detracted the most from performance were UnitedHealth Group, Inc., Fiserv, Inc., a financial technology company, Salesforce, Inc., a cloud-based software company, ServiceNow, Inc., a cloud computing platform, and Accenture plc, a professional services company.

Annual Shareholder Report - December 31, 2025	1	EQ/Equity 500 Index Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Equity 500 Index Portfolio (Class K)	17.53%	14.08%	14.44%
S&P 500 ® Index	17.88%	14.42%	14.82%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$12,340,332,286

Number of Portfolio Holdings	506

Total Investment Advisory Fees Paid	$20,019,170

Portfolio Turnover Rate	3%

Annual Shareholder Report - December 31, 2025	2	EQ/Equity 500 Index Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)
Information Technology	34.1%
Financials	13.2%
Communication Services	10.5%
Consumer Discretionary	10.3%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.6%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
Short-Term Investments	0.1%
Cash and Other Assets Less Liabilities	1.0%

Top Holdings (as a % of Net Assets)
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.6%

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class K shares was lowered from 0.29% to 0.2875%. The expense limit excludes certain expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. In addition, effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.
These changes are intended to reduce the Portfolio’s
expenses
. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A045-K
146443_K

Annual Shareholder Report - December 31, 2025	3	EQ/Equity 500 Index Portfolio (Class K)

EQ/FIDELITY INSTITUTIONAL AM
®
LARGE CAP PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Fidelity Institutional AM
®
Large Cap Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this in
f
ormation by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$95	0.87%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 18.34% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The Portfolio generated positive gross returns in all sectors during the year. The top contributing sector to performance was Information Technology, which contributed 7.71% to the Portfolio’s gross return. The Communication Services and Financials sectors rounded out the top three contributors, which collectively represented nearly three-quarters of the Portfolio’s overall return for the period.
•	The top individual contributor to performance was the Portfolio’s position in advertising giant, and parent of the Google search engine, Alphabet Inc. Shares in Alphabet rose over 65% in the period as the firm continued to execute on its artificial intelligence strategy and produce solid financial results.
•	The Portfolio’s stake in semiconductor firm NVIDIA Corp. was another top contributor to absolute returns over the twelve-month period. NVIDIA shares rose over 38% in the past year amid an ongoing surge of investment in artificial intelligence that has triggered huge demand for its products.
What detracted from performance during the year?

•	No sector detracted from absolute returns during the year. The weakest contributors were Real Estate, Consumer Staples, and Materials, which collectively contributed less than 0.5% to the Portfolio’s gross return.
•	The Portfolio’s position in insurance firm UnitedHealth Group Inc. was the top detractor from absolute returns. Shares of UnitedHealth slid nearly 33%, as it faced headwinds stemming from its Medicare Advantage and Optum Care businesses, both of which face rising costs and technical debt issues.
•	The Portfolio’s investment in Gartner Inc. was another top three detractor from absolute performance. Shares of Gartner dropped nearly 49% as the IT research and consulting firm faced multiple coinciding business challenges, including substantial contract terminations related to cuts stemming from Department of Government Efficiency efforts to restrain Federal spending.

Annual Shareholder Report - December 31, 2025	1	EQ/Fidelity Institutional AM ® Large Cap Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the S&P 500
®
Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/Fidelity Institutional AM ® Large Cap Portfolio (Class IB)	18.34%	13.86%	15.45%
S&P 500 ® Index	17.88%	14.42%	15.26%

*	Date of inception: October 22, 2018
The Portfolio’s past performance is not a good p
red
ictor of the Portfolio’s future perfor
m
ance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,469,488,688

Number of Portfolio Holdings	317

Total Investment Advisory Fees Paid	$6,645,569

Portfolio Turnover Rate	62%

Annual Shareholder Report - December 31, 2025	2	EQ/Fidelity Institutional AM ® Large Cap Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	34.0%

Financials	13.2%

Communication Services	10.6%

Consumer Discretionary	10.4%

Health Care	9.4%

Industrials	8.2%

Consumer Staples	4.6%

Energy	2.8%

Utilities	2.1%

Real Estate	1.7%

Materials	1.7%

Exchange Traded Funds	0.7%

Short-Term Investments	0.0%	#

Cash and Other Assets Less Liabilities	0.6%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	8.2%

Apple, Inc.	7.1%

Microsoft Corp.	6.5%

Alphabet, Inc., Class C	5.3%

Amazon.com, Inc.	4.3%

Broadcom, Inc.	3.3%

Meta Platforms, Inc., Class A	2.4%

Tesla, Inc.	2.0%

Mastercard, Inc., Class A	1.8%

Eli Lilly & Co.	1.8%

# Less than 0.05%

Additional Information

For additional information about the Portfolio, including its prospectus, fin anci
al stat
em
ents, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A046-B
158941_B

Annual Shareholder Report - December 31, 2025	3	EQ/Fidelity Institutional AM ® Large Cap Portfolio (Class IB)

EQ/FIDELITY INSTITUTIONAL AM
®
LARGE CAP PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Fidelity Institutional AM
®
Large Cap Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$68	0.62%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class K shares returned 18.64% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The Portfolio generated positive gross returns in all sectors during the year. The top contributing sector to performance was Information Technology, which contributed 7.71% to the Portfolio’s gross return. The Communication Services and Financials sectors rounded out the top three contributors, which collectively represented nearly three-quarters of the Portfolio’s overall return for the period.
•	The top individual contributor to performance was the Portfolio’s position in advertising giant, and parent of the Google search engine, Alphabet Inc. Shares in Alphabet rose over 65% in the period as the firm continued to execute on its artificial intelligence strategy and produce solid financial results.
•	The Portfolio’s stake in semiconductor firm NVIDIA Corp. was another top contributor to absolute returns over the twelve-month period. NVIDIA shares rose over 38% in the past year amid an ongoing surge of investment in artificial intelligence that has triggered huge demand for its products.
What detracted from performance during the year?

•	No sector detracted from absolute returns during the year. The weakest contributors were Real Estate, Consumer Staples, and Materials, which collectively contributed less than 0.5% to the Portfolio’s gross return.
•	The Portfolio’s position in insurance firm UnitedHealth Group Inc. was the top detractor from absolute returns. Shares of UnitedHealth slid nearly 33%, as it faced headwinds stemming from its Medicare Advantage and Optum Care businesses, both of which face rising costs and technical debt issues.
•	The Portfolio’s investment in Gartner Inc. was another top three detractor from absolute performance. Shares of Gartner dropped nearly 49% as the IT research and consulting firm faced multiple coinciding business challenges, including substantial contract terminations related to cuts stemming from Department of Government Efficiency efforts to restrain Federal spending.

Annual Shareholder Report - December 31, 2025	1	EQ/Fidelity Institutional AM ® Large Cap Portfolio (Class K)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed
since inception compared to the S&P 500
®
Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/Fidelity Institutional AM ® Large Cap Portfolio (Class K)	18.64%	14.14%	15.73%
S&P 500 ® Index	17.88%	14.42%	15.26%

*	Date of inception: October 22, 2018
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,469,488,688

Number of Portfolio Holdings	317

Total Investment Advisory Fees Paid	$6,645,569

Portfolio Turnover Rate	62%

Annual Shareholder Report - December 31, 2025	2	EQ/Fidelity Institutional AM ® Large Cap Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	34.0%

Financials	13.2%

Communication Services	10.6%

Consumer Discretionary	10.4%

Health Care	9.4%

Industrials	8.2%

Consumer Staples	4.6%

Energy	2.8%

Utilities	2.1%

Real Estate	1.7%

Materials	1.7%

Exchange Traded Funds	0.7%

Short-Term Investments	0.0%#

Cash and Other Assets Less Liabilities	0.6%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	8.2%

Apple, Inc.	7.1%

Microsoft Corp.	6.5%

Alphabet, Inc., Class C	5.3%

Amazon.com, Inc.	4.3%

Broadcom, Inc.	3.3%

Meta Platforms, Inc., Class A	2.4%

Tesla, Inc.	2.0%

Mastercard, Inc., Class A	1.8%

Eli Lilly & Co.	1.8%

#	Less than 0.05%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A046-K
158941_K

Annual Shareholder Report - December 31, 2025	3	EQ/Fidelity Institutional AM ® Large Cap Portfolio (Class K)

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO
(CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Franklin Rising Dividends Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$92	0.87%

How did the
Portfolio
perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 11.84% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Stock selection in the Financials and Industrials sectors contributed to performance.
•
Semiconductor giant Broadcom Inc. rallied as rising demand for generative AI infrastructure helped drive record revenue, earnings and bookings, bolstered by AI chip deals and accelerating
AI-related
revenue growth.
•
Rising global defense spending drove strong organic sales growth, margin expansion and a record project backlog for RTX Corporation, an aerospace and defense conglomerate, which raised full-year guidance amid robust aerospace aftermarket demand.
•
An underweight position in Apple Inc. contributed to performance relative to the Portfolio’s benchmark index.

What detracted from performance during the year?

•
Stock selection, especially in the Information Technology and Health Care sectors, detracted from performance.
•
A lack of exposure to the Communication Services sector weighed heavily on relative returns.
•
Among portfolio holdings, the largest detractor was consulting firm Accenture plc, as worries about the potential impact of AI and US federal cost-cutting weighed on the stock.
•
Health insurer UnitedHealth Group Inc.’s stock declined sharply amid rising medical costs, elevated utilization trends in their Medicare Advantage business and management turnover. Heightened regulatory scrutiny also added pressure.

Annual Shareholder Report - December 31, 2025	1	EQ/Franklin Rising Dividends Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the S&P 500
®
Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/Franklin Rising Dividends Portfolio (Class IB)	11.84%	9.50%	11.59%
S&P 500 ® Index	17.88%	14.42%	15.26%

*	Date of inception: October 22, 2018
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$355,769,951

Number of Portfolio Holdings	57

Total Investment Advisory Fees Paid	$1,681,273

Portfolio Turnover Rate	16%

Annual Shareholder Report - December 31, 2025	2	EQ/Franklin Rising Dividends Portfolio (Class IB)

What did the Portfolio
invest
in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	29.9%

Financials	16.7%

Health Care	15.4%

Industrials	13.9%

Consumer Staples	6.7%

Consumer Discretionary	6.7%

Materials	4.6%

Energy	2.7%

Utilities	1.7%

Short-Term Investments	1.9%

Cash and Other Assets Less Liabilities	-0.2%

Top Holdings (as a % of Net Assets)

Microsoft Corp.	8.7%

Broadcom, Inc.	5.3%

Apple, Inc.	3.9%

Visa, Inc., Class A	3.4%

JPMorgan Chase & Co.	3.3%

Walmart, Inc.	3.0%

Eli Lilly & Co.	2.8%

Linde plc	2.6%

Oracle Corp.	2.6%

Morgan Stanley	2.6%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A048-B
158942_B

Annual Shareholder Report - December 31, 2025	3	EQ/Franklin Rising Dividends Portfolio (Class IB)

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Franklin Small Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$109	1.05%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 7.06% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to the Portfolio’s absolute performance were Financials, Health Care, and Information Technology.
•
Stock selection in the Energy sector contributed to performance.
•
Babcock International Group plc, an aerospace and defense company, contributed on optimism that it may benefit from a step-up
in European defense spending.
•
MKS, Inc., which offers technological solutions to semiconductor manufacturing, bolstered relative performance amid ongoing momentum in its electronics and packaging equipment business, driven by artificial intelligence applications and stronger semiconductor growth.
•
Sanmina Corporation, an electronics manufacturing services company, contributed on solid execution and its growing exposure to the artificial intelligence market.

What detracted from performance during the year?

•
The only sectors that detracted from the Portfolio’s absolute performance were Communication Services and Consumer Staples.
•
Stock selection in the Materials sector detracted from performance.
•
Stocks that detracted the most from absolute performance included Willscot Holdings Corp., Cable One, Inc., and Avient Corporation.
•
WillScot Holdings Corp., a modular office and portable storage container provider, detracted as utilization rates declined due to a weak non-residential
construction market.
•
Avient Corporation, a specialty chemicals company, detracted from relative results as worries about tariffs and slower growth raised concerns about its business.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized,
which limited the Portfolio’s participation in the subsequent equity market recovery.

Annual Shareholder Report - December 31, 2025	1	EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB)

How did the Portfolio
perform
over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell 2000
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB)	7.06%	6.11%	8.71%
Russell 3000 ® Index*	17.15%	13.15%	14.29%
Russell 2000 ® Value Index	12.59%	8.88%	9.27%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$244,315,428

Number of Portfolio Holdings	1,993

Total Investment Advisory Fees Paid	$1,388,855

Portfolio Turnover Rate	35%

Annual Shareholder Report - December 31, 2025	2	EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB)

What did the Portfolio
invest
in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	21.4%

Industrials	17.6%

Information Technology	12.6%

Consumer Discretionary	10.2%

Health Care	9.6%

Materials	6.7%

Energy	4.1%

Real Estate	3.3%

Utilities	1.8%

Communication Services	1.1%

Consumer Staples	0.7%

Short-Term Investments	7.1%

Cash and Other Assets Less Liabilities	3.8%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A049-B
146433_B

Annual Shareholder Report - December 31, 2025	3	EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB)

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Franklin Small Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$83	0.80%

How did the Portfolio perform last
year
and what affected its performance?

The Portfolio’s Class K shares returned 7.24% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to the Portfolio’s absolute performance were Financials, Health Care, and Information Technology.
•
Stock selection in the Energy sector contributed to performance.
•
Babcock International Group plc, an aerospace and defense company, contributed on optimism that it may benefit from a step-up
in European defense spending.
•
MKS, Inc., which offers technological solutions to semiconductor manufacturing, bolstered relative performance amid ongoing momentum in its electronics and packaging equipment business, driven by artificial intelligence applications and stronger semiconductor growth.
•
Sanmina Corporation, an electronics manufacturing services company, contributed on solid execution and its growing exposure to the artificial intelligence market.

What detracted from performance during the year?

•
The only sectors that detracted from the Portfolio’s absolute performance were Communication Services and Consumer Staples.
•
Stock selection in the Materials sector detracted from performance.
•
Stocks that detracted the most from absolute performance included Willscot Holdings Corp., Cable One, Inc., and Avient Corporation.
•
WillScot Holdings Corp., a modular office and portable storage container provider, detracted as utilization rates declined due to a weak non-residential
construction market.
•
Avient Corporation, a specialty chemicals company, detracted from relative results as worries about tariffs and slower growth raised concerns about its business.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized,
which limited the Portfolio’s participation in the subsequent equity market recovery.

Annual Shareholder Report - December 31, 2025	1	EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell 2000
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K)	7.24%	6.36%	8.98%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2000 ® Value Index	12.59%	8.88%	9.27%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$244,315,428

Number of Portfolio Holdings	1,993

Total Investment Advisory Fees Paid	$1,388,855

Portfolio Turnover Rate	35%

Annual Shareholder Report - December 31, 2025	2	EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	21.4%

Industrials	17.6%

Information Technology	12.6%

Consumer Discretionary	10.2%

Health Care	9.6%

Materials	6.7%

Energy	4.1%

Real Estate	3.3%

Utilities	1.8%

Communication Services	1.1%

Consumer Staples	0.7%

Short-Term Investments	7.1%

Cash and Other Assets Less Liabilities	3.8%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A049-K
146433_K

Annual Shareholder Report - December 31, 2025	3	EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K)

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Global Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio c
osts
for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$120	1.09%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 19.14% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The sectors that contributed the most to absolute performance were Information Technology, Communication Services, and Financials.
•	The stocks that contributed the most to absolute performance were Taiwan Semiconductor Manufacturing Co., Ltd., Alphabet, Inc., Samsung Electronics Co. Ltd., Tencent Holdings Ltd., a Chinese technology and entertainment conglomerate, and Lam Research Corp., a global supplier of wafer fabrication equipment and services.
What detracted from performance during the year?

•	The only sector that detracted from absolute performance was Real Estate.
•	The stocks that detracted the most from performance were Marvell Technology, Inc., a semiconductor company, DLF Ltd., a leading Indian real estate developer, Novo Nordisk A/S, a Danish pharmaceutical company, J.D.com, a Chinese
e-commerce
company, and Nice Ltd., a global enterprise software company.
•	Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized,
which limited the Portfolio’s participation in the subsequent equity m ark
et recovery.

Annual Shareholder Report - December 31, 2025	1	EQ/Global Equity Managed Volatility Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI ACWI (Net) Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Global Equity Managed Volatility Portfolio (Class IB)	19.14%	8.33%	9.47%
MSCI ACWI (Net) Index	22.34%	11.19%	11.72%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce p erform
ance results.

Portfolio Statistics
(as of December 31, 2025)

Net Assets	$1,737,354,893

Number of Portfolio Holdings	1,309

Total Investment Advisory Fees Paid	$10,911,670

Portfolio Turnover Rate	12%

Annual Shareholder Report - December 31, 2025	2	EQ/Global Equity Managed Volatility Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

United States	39.0%

Japan	5.4%

Taiwan	4.5%

India	4.0%

China	3.8%

France	3.0%

United Kingdom	2.6%

Germany	2.6%

South Korea	2.1%

Australia	1.6%

Other	12.1%

Sector Weightings (as a % of Net Assets)

Information Technology	21.7%

Financials	15.1%

Consumer Discretionary	8.5%

Industrials	8.5%

Communication Services	8.4%

Health Care	7.5%

Consumer Staples	3.7%

Materials	2.5%

Energy	1.8%

Real Estate	1.6%

Utilities	1.4%

Short-Term Investments	5.4%

Cash and Other Assets Less Liabilities	13.9%

Additional Inf
orm
ation

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A050-B
146450_B

Annual Shareholder Report - December 31, 2025	3	EQ/Global Equity Managed Volatility Portfolio (Class IB)

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Global Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$93	0.84%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 19.42% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Information Technology, Communication Services, and Financials.
•
The stocks that contributed the most to absolute performance were Taiwan Semiconductor Manufacturing Co., Ltd., Alphabet, Inc., Samsung Electronics Co. Ltd., Tencent Holdings Ltd., a Chinese technology and entertainment conglomerate, and Lam Research Corp., a global supplier of wafer fabrication equipment and services.

What detracted from performance during the year?

•
The only sector that detracted from absolute performance was Real Estate.
•
The stocks that detracted the most from performance were Marvell Technology, Inc., a semiconductor company, DLF Ltd., a leading Indian real estate developer, Novo Nordisk A/S, a Danish pharmaceutical company, J.D.com, a Chinese
e-commerce
company, and Nice Ltd., a global enterprise software company.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized,
which limited the Portfolio’s participation in the subsequent equity market recovery.

Annual Shareholder Report - December 31, 2025	1	EQ/Global Equity Managed Volatility Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI ACWI (Net) Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Global Equity Managed Volatility Portfolio (Class K)	19.42%	8.59%	9.74%
MSCI ACWI (Net) Index	22.34%	11.19%	11.72%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,737,354,893

Number of Portfolio Holdings	1,309

Total Investment Advisory Fees Paid	$10,911,670

Portfolio Turnover Rate	12%

Annual Shareholder Report - December 31, 2025	2	EQ/Global Equity Managed Volatility Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

United States	39.0%

Japan	5.4%

Taiwan	4.5%

India	4.0%

China	3.8%

France	3.0%

United Kingdom	2.6%

Germany	2.6%

South Korea	2.1%

Australia	1.6%

Other	12.1%

Sector Weightings (as a % of Net Assets)

Information Technology	21.7%

Financials	15.1%

Consumer Discretionary	8.5%

Industrials	8.5%

Communication Services	8.4%

Health Care	7.5%

Consumer Staples	3.7%

Materials	2.5%

Energy	1.8%

Real Estate	1.6%

Utilities	1.4%

Short-Term Investments	5.4%

Cash and Other Assets Less Liabilities	13.9%

Additional Inf or mation
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A050-K
146450_K

Annual Shareholder Report - December 31, 2025	3	EQ/Global Equity Managed Volatility Portfolio (Class K)

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Goldman Sachs Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$112	1.06%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 12.09% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s allocation to U.S. large cap equity contributed to returns.
•
Exposure to
non-U.S.
equities also contributed to performance.

What detracted from performance during the year?

•
U.S.
large-cap
stocks outperformed
small-cap
and
mid-cap
stocks during the period. As a result, the Portfolio’s overweight of U.S.
small-cap
and
mid-cap
stocks detracted from returns relative to the benchmark index.
•
Volatility management detracted from performance. In response to market volatility triggered by tariff concerns, equity exposure was reduced in April. The reduction had a negative impact on the Portfolio’s return versus the benchmark.

Annual Shareholder Report - December 31, 2025	1	EQ/Goldman Sachs Growth Allocation Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the S&P 500
®
Index, EQ/Goldman Sachs Growth Allocation Index and Bloomberg U.S. Credit Corporate
5-10
Year Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/Goldman Sachs Growth Allocation Portfolio (Class IB)	12.09%	7.29%	7.88%
S&P 500 ® Index	17.88%	14.42%	16.22%
EQ/Goldman Sachs Growth Allocation Index	16.22%	9.79%	11.47%
Bloomberg U.S. Credit Corporate 5-10 Year Index	9.58%	0.86%	3.58%

*	Date of inception: February 1, 2019
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$786,387,578

Number of Portfolio Holdings	20

Total Investment Advisory Fees Paid	$4,488,966

Portfolio Turnover Rate	16%

Annual Shareholder Report - December 31, 2025	2	EQ/Goldman Sachs Growth Allocation Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		61.8%

Equity	32.0%

Fixed Income	29.8%

Short-Term Investments		48.8%

Cash and Other Assets Less Liabilities		-10.6%

Additional Information
For additional information about the Portfolio, including its prospectus, fin anc
ial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A051-B
159929_B

Annual Shareholder Report - December 31, 2025	3	EQ/Goldman Sachs Growth Allocation Portfolio (Class IB)

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Goldman Sachs Mid Cap Value Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$114	1.09%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 9.22% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The top performing sectors were Industrials and Information Technology.
•	Stock selection in the Industrials and Consumer Discretionary sectors contributed to the Portfolio’s returns relative to its benchmark index.
•	Western Digital Corp., a global provider of solutions for digital content collection, storage, management, protection, and use, was a top contributor to returns. Western Digital Corp.’s stock price rose as the company benefited from continued strong demand within its cloud segment, alongside increasing needs for artificial intelligence-driven data storage.
•	GE Vernova, Inc., an energy equipment manufacturing and services company, was also a top contributor to returns. The company’s stock price soared as the market maintained confidence in the management team’s ability to execute operationally and increase order quantities to scale alongside the artificial intelligence growth narrative. The company’s strong balance sheet and history of outperformance further underpinned this positive momentum.
What detracted from performance during the year?

•	Real Estate and Materials were the worst performing sectors.
•	Stock selection in the Financials and Materials sectors detracted from relative returns.
•	Marvell Technology, Inc., a provider of semiconductor solutions for data infrastructure, detracted from performance this year as investors grew concerned with the company’s decelerating data center growth, strategic partnerships, order lumpiness, and increasingly competitive landscape, ultimately leading the stock to underperform.
•	The Portfolio’s underweight position in financial service company and electronic trading platform Robinhood Markets, Inc. was a top detractor from relative returns.

Annual Shareholder Report - December 31, 2025	1	EQ/Goldman Sachs Mid Cap Value Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the Russell 1000® Index and Russell Midcap® Value Index over the same period.

Average Annual Total Retu rns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/Goldman Sachs Mid Cap Value Portfolio (Class IB)	9.22%	9.66%	10.42%
Russell 1000 ® Index	17.37%	13.59%	15.00%
Russell Midcap ® Value Index	11.05%	9.83%	9.39%

*	Date of inception: October 22, 2018
The Portfolio’s past per
form
ance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$171,190,114

Number of Portfolio Holdings	96

Total Investment Advisory Fees Paid	$1,083,934

Portfolio Turnover Rate	97%

Annual Shareholder Report - December 31, 2025	2	EQ/Goldman Sachs Mid Cap Value Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	17.4%

Industrials	17.3%

Consumer Discretionary	8.9%

Information Technology	8.7%

Energy	8.2%

Real Estate	8.0%

Health Care	7.7%

Utilities	7.7%

Materials	7.2%

Consumer Staples	4.9%

Communication Services	2.2%

Short-Term Investments	0.7%

Cash and Other Assets Less Liabilities	1.1%

Top Holdings (as a % of Net Assets)

Ross Stores, Inc.	2.4%

Rockwell Automation, Inc.	2.4%

Coca-Cola Europacific Partners plc	2.3%

United Rentals, Inc.	2.2%

United Airlines Holdings, Inc.	2.2%

Martin Marietta Materials, Inc.	2.1%

AMETEK, Inc.	1.7%

L3Harris Technologies, Inc.	1.7%

Cencora, Inc.	1.7%

Phillips 66	1.6%

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A052-B
158944_B

Annual Shareholder Report - December 31, 2025	3	EQ/Goldman Sachs Mid Cap Value Portfolio (Class IB)

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Goldman Sachs Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a perc entag e of a $10,000 investment

Class IB	$117	1.11%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 10.02% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s allocation to U.S. large cap equity contributed to returns.
•
The Portfolio’s allocation to
non-U.S.
equity also contributed to returns.

What detracted from performance during the year?

•
U.S.
large-cap
stocks outperformed
small-cap
and
mid-cap
stocks during the period. As a result, the Portfolio’s overweight of U.S.
small-cap
and
mid-cap
stocks detracted from returns relative to the benchmark index.
•
Volatility management detracted from performance. In response to market volatility triggered by tariff concerns, equity exposure was reduced in April. The reduction had a negative impact on the Portfolio’s return versus the benchmark.
•
The Portfolio’s exposure to U.S. Treasuries did not contribute meaningfully to returns.

Annual Shareholder Report - December 31, 2025	1	EQ/Goldman Sachs Moderate Growth Allocation Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index, EQ/Goldman Sachs Moderate Growth Allocation Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Goldman Sachs Moderate Growth Allocation Portfolio (Class IB)	10.02%	5.02%	5.76%
S&P 500 ® Index	17.88%	14.42%	14.82%
EQ/Goldman Sachs Moderate Growth Allocation Index	14.83%	7.45%	8.48%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$859,769,203

Number of Portfolio Holdings	515

Total Investment Advisory Fees Paid	$5,602,607

Portfolio Turnover Rate	254%

Annual Shareholder Report - December 31, 2025	2	EQ/Goldman Sachs Moderate Growth Allocation Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Sector (as a % of Net Assets)

U.S. Treasury Obligations		41.0%

Common Stocks		30.3%

Information Technology	10.5%

Financials	4.0%

Consumer Discretionary	3.2%

Communication Services	3.2%

Health Care	2.9%

Industrials	2.5%

Consumer Staples	1.4%

Energy	0.9%

Utilities	0.7%

Real Estate	0.5%

Materials	0.5%

Rights		0.0%	#

Short-Term Investments		24.3%

Cash and Other Assets Less Liabilities		4.4%
# Less than 0.05%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A053-B
153116_B

Annual Shareholder Report - December 31, 2025	3	EQ/Goldman Sachs Moderate Growth Allocation Portfolio (Class IB)

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Intermediate Corporate Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$68	0.65%

How did the Portfolio perform last year and
what
affected its performance?
The Portfolio’s Class IB shares returned 9.06% for the year ended December 31, 2025.
What contributed to performance during the year?

•	From a duration perspective, the Portfolio’s overweight exposure in the six- to seven-year and three- to four-year parts of the curve contributed to performance.
•	From a sector allocation perspective, an overweight to high-yield corporate bonds contributed to performance.
•	Security selection within investment-grade corporate bonds contributed to performance.
What detracted from performance during the year?

•	From a duration perspective, the Portfolio’s underweight exposure in the four- to five-year
and seven- to
ten-year
parts of the curve detracted, as did the overweight exposure in the five-
to
six-year
part of the curve.
•	From a sector allocation perspective, exposure to U.S. Treasuries was the only significant detractor.

Annual Shareholder Report - December 31, 2025	1	EQ/Intermediate Corporate Bond Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Credit Corporate
5-10
Year Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	Since Inception*
EQ/Intermediate Corporate Bond Portfolio (Class IB)	9.06%	5.50%
Bloomberg U.S. Aggregate Bond Index	7.30%	3.83%
Bloomberg U.S. Credit Corporate 5-10 Year Index	9.58%	6.25%

*	Date of inception: April 3, 2023
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,463,008,712

Number of Portfolio Holdings	433

Total Investment Advisory Fees Paid	$4,178,544

Portfolio Turnover Rate	44%

Annual Shareholder Report - December 31, 2025	2	EQ/Intermediate Corporate Bond Portfolio (Class IB)

What did the Portfolio i
nve
st in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	31.6%

Health Care	10.5%

Energy	9.5%

Utilities	9.0%

Information Technology	8.5%

Industrials	6.7%

Consumer Staples	5.5%

Communication Services	5.1%

Real Estate	4.6%

Consumer Discretionary	4.5%

Materials	2.5%

Short-Term Investments	3.0%

Cash and Other Assets Less Liabilities	-1.0%

* Includes U.S. Treasury Obligations of 0.2%.

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A055-B
800020_B

Annual Shareholder Report - December 31, 2025	3	EQ/Intermediate Corporate Bond Portfolio (Class IB)

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Intermediate Corporate Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the
last
year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$42	0.40%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class K shares returned 9.21% for the year ended December 31, 2025.
What
contributed
to performance during the year?

•	From a duration perspective, the Portfolio’s overweight exposure in the six- to seven-year and three- to four-year parts of the curve contributed to performance.
•	From a sector allocation perspective, an overweight to high-yield corporate bonds contributed to performance.
•	Security selection within investment-grade corporate bonds contributed to performance.
What detracted from performance during the year?

•	From a duration perspective, the Portfolio’s underweight exposure in the four- to five-year
and seven- to
ten-year
parts of the curve detracted, as did the overweight exposure in the five-
to
six-year
part of the curve.
•	From a sector allocation perspective, exposure to U.S. Treasuries was the only significant detractor.

Annual Shareholder Report - December 31, 2025	1	EQ/Intermediate Corporate Bond Portfolio (Class K)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Credit Corporate
5-10
Year Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	Since Inception*
EQ/Intermediate Corporate Bond Portfolio (Class K)	9.21%	5.75%
Bloomberg U.S. Aggregate Bond Index	7.30%	3.83%
Bloomberg U.S. Credit Corporate 5-10 Year Index	9.58%	6.25%

*	Date of inception: April 3, 2023
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,463,008,712

Number of Portfolio Holdings	433

Total Investment Advisory Fees Paid	$4,178,544

Portfolio Turnover Rate	44%

Annual Shareholder Report - December 31, 2025	2	EQ/Intermediate Corporate Bond Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	31.6%

Health Care	10.5%

Energy	9.5%

Utilities	9.0%

Information Technology	8.5%

Industrials	6.7%

Consumer Staples	5.5%

Communication Services	5.1%

Real Estate	4.6%

Consumer Discretionary	4.5%

Materials	2.5%

Short-Term Investments	3.0%

Cash and Other Assets Less Liabilities	-1.0%	*

* Includes U.S. Treasury
Obligations
of 0.2%.

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A055-K
800020_K

Annual Shareholder Report - December 31, 2025	3	EQ/Intermediate Corporate Bond Portfolio (Class K)

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CLASS IA)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Intermediate Government Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.
This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IA	$64	0.62%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IA shares returned 5.51% for the year ended December 31, 2025.
What contributed to performance during the
year
?

•	Despite volatility in the first half of the year, the second half proved stronger, and intermediate-term government bonds generally delivered positive returns for the year.
•	The allocation to U.S. Treasury Obligations contributed to performance.
•	From a duration perspective, exposure to the 1- to 3-year segment of the market contributed to performance.
What detracted from performance during the year?

•	The allocation to U.S. Government Agency securities detracted from performance.

Annual Shareholder Report - December 31, 2025	1	EQ/Intermediate Government Bond Portfolio (Class IA)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Intermediate Government Bond Portfolio (Class IA)	5.51%	0.30%	1.14%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2025)

Net Assets	$4,015,553,933

Number of Portfolio Holdings	224

Total Investment Advisory Fees Paid	$10,855,759

Portfolio Turnover Rate	38%

Annual Shareholder Report - December 31, 2025	2	EQ/Intermediate Government Bond Portfolio (Class IA)

What did the Portfolio
invest
in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	49.0%

U.S. Treasury Obligations	42.1%

Exchange Traded Funds	7.4%

Corporate Bonds	0.3%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	0.6%

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IA shares was lowered from 0.64% to 0.62%. The expense limit includes amounts payable pursuant to Rule
12b-1
under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.

This change is intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A056-A
146451_A

Annual Shareholder Report - December 31, 2025	3	EQ/Intermediate Government Bond Portfolio (Class IA)

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Intermediate Government Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.
This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$64	0.62%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 5.54% for the year ended December 31, 2025.
What
contributed to performance during the year?

•	Despite volatility in the first half of the year, the second half proved stronger, and intermediate-term government bonds generally delivered positive returns for the year.
•	The allocation to U.S. Treasury Obligations contributed to performance.
•	From a duration perspective, exposure to the 1- to 3-year segment of the market contributed to performance.
What detracted from performance during the year?

•	The allocation to U.S. Government Agency securities detracted from performance.

Annual Shareholder Report - December 31, 2025	1	EQ/Intermediate Government Bond Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Intermediate Government Bond Portfolio (Class IB)	5.54%	0.30%	1.15%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2025)

Net Assets	$4,015,553,933

Number of Portfolio Holdings	224

Total Investment Advisory Fees Paid	$10,855,759

Portfolio Turnover Rate	38%

Annual Shareholder Report - December 31, 2025	2	EQ/Intermediate Government Bond Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	49.0%

U.S. Treasury Obligations	42.1%

Exchange Traded Funds	7.4%

Corporate Bonds	0.3%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	0.6%

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IB shares was lowered from 0.64% to 0.62%. The expense limit includes amounts payable pursuant to Rule
12b-1
under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.

This change is intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A056-B
146451_B

Annual Shareholder Report - December 31, 2025	3	EQ/Intermediate Government Bond Portfolio (Class IB)

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Intermediate Government Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$38	0.37%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 5.87% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Despite volatility in the first half of the year, the second half proved stronger, and intermediate-term government bonds generally delivered positive returns for the year.
•
The allocation to U.S. Treasury Obligations contributed to performance.
•
From a duration perspective, exposure to the
1-
to
3-year
segment of the market contributed to performance.

What detracted from performance during the year?

•
The allocation to U.S. Government Agency securities detracted from performance.

Annual Shareholder Report - December 31, 2025	1	EQ/Intermediate Government Bond Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Intermediate Government Bond Portfolio (Class K)	5.87%	0.56%	1.40%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$4,015,553,933

Number of Portfolio Holdings	224

Total Investment Advisory Fees Paid	$10,855,759

Portfolio Turnover Rate	38%

Annual Shareholder Report - December 31, 2025	2	EQ/Intermediate Government Bond Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	49.0%

U.S. Treasury Obligations	42.1%

Exchange Traded Funds	7.4%

Corporate Bonds	0.3%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	0.6%

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class K shares was lowered from 0.39% to 0.37%. The expense limit excludes certain expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.

This change is intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A056-K
146451_K

Annual Shareholder Report - December 31, 2025	3	EQ/Intermediate Government Bond Portfolio (Class K)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/International Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$118	1.04%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 26.12% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The sectors that contributed the most to absolute performance were Financials, Industrials, and Information Technology.
•	The stocks that contributed the most to absolute performance were Taiwan Semiconductor Manufacturing Co. Ltd., Leonardo SpA, an aerospace, defense, and security company, Barclays plc, a British bank, Samsung Electronics Co. Ltd., a South Korean technology and electronics company, and ASML Holdings NV, a manufacturer of photolithography machines.
What detracted from performance during the year?

•	The sectors that contributed the least to absolute performance were Real Estate and Energy.
•	The stocks that detracted the most from performance were Novo Nordisk A/S, a Danish pharmaceutical company, and Diageo plc, a British alcoholic beverage company.
•	Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized,
which limited the Portfolio’s participation in the subsequent equity market recovery.

Annual Shareholder Report - December 31, 2025	1	EQ/International Core Managed Volatility Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI EAFE
®
Index over the same period.

Average Annual Total Returns as of 12/31 / 25	1 Year	5 Years	10 Years
EQ/International Core Managed Volatility Portfolio (Class IB)	26.12%	7.52%	7.48%
MSCI EAFE ® Index	31.22%	8.92%	8.18%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2025)

Net Assets	$1,208,261,126

Number of Portfolio Holdings	801

Total Investment Advisory Fees Paid	$6,931,743

Portfolio Turnover Rate	13%

Annual Shareholder Report - December 31, 2025	2	EQ/International Core Managed Volatility Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

Japan	14.7%

United Kingdom	10.2%

United States	8.1%

France	7.5%

Germany	7.4%

Australia	4.0%

Netherlands	3.4%

Switzerland	3.1%

Spain	2.4%

Italy	2.4%

Other	17.2%

Sector Weightings (as a % of Net Assets)

Financials	18.4%

Industrials	15.6%

Information Technology	9.4%

Health Care	9.1%

Consumer Discretionary	8.4%

Consumer Staples	5.4%

Materials	5.4%

Communication Services	3.1%

Energy	2.3%

Utilities	2.2%

Real Estate	1.1%

Exchange Traded Funds	9.1%

Short-Term Investments	1.9%

Cash and Other Assets Less Liabilities	8.6%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A057-B
146452_B

Annual Shareholder Report - December 31, 2025	3	EQ/International Core Managed Volatility Portfolio (Class IB)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This
annual shareholder report
contains important information about the EQ/International Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$89	0.79%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 26.31% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Financials, Industrials, and Information Technology.
•
The stocks that contributed the most to absolute performance were Taiwan Semiconductor Manufacturing Co. Ltd., Leonardo SpA, an aerospace, defense, and security company, Barclays plc, a British bank, Samsung Electronics Co. Ltd., a South Korean technology and electronics company, and ASML Holdings NV, a manufacturer of photolithography machines.

What detracted from performance during the year?

•
The sectors that contributed the least to absolute performance were Real Estate and Energy.
•
The stocks that detracted the most from performance were Novo Nordisk A/S, a Danish pharmaceutical company, and Diageo plc, a British alcoholic beverage company.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized,
which limited the Portfolio’s participation in the subsequent equity market recovery.

Annual Shareholder Report - December 31, 2025	1	EQ/International Core Managed Volatility Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI EAFE
®
Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/International Core Managed Volatility Portfolio (Class K)	26.31%	7.77%	7.74%
MSCI EAFE ® Index	31.22%	8.92%	8.18%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,208,261,126

Number of Portfolio Holdings	801

Total Investment Advisory Fees Paid	$6,931,743

Portfolio Turnover Rate	13%

Annual Shareholder Report - December 31, 2025	2	EQ/International Core Managed Volatility Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

Japan	14.7%

United Kingdom	10.2%

United States	8.1%

France	7.5%

Germany	7.4%

Australia	4.0%

Netherlands	3.4%

Switzerland	3.1%

Spain	2.4%

Italy	2.4%

Other	17.2%

Sector Weightings (as a % of Net Assets)

Financials	18.4%

Industrials	15.6%

Information Technology	9.4%

Health Care	9.1%

Consumer Discretionary	8.4%

Consumer Staples	5.4%

Materials	5.4%

Communication Services	3.1%

Energy	2.3%

Utilities	2.2%

Real Estate	1.1%

Exchange Traded Funds	9.1%

Short-Term Investments	1.9%

Cash and Other Assets Less Liabilities	8.6%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A057-K
146452_K

Annual Shareholder Report - December 31, 2025	3	EQ/International Core Managed Volatility Portfolio (Class K)

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IA)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/International Equity Index Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IA	$83	0.72%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IA shares returned 31.53% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The sectors that contributed the most to performance were Financials, Industrials, and Information Technology.
•	The stocks that contributed the most to performance were ASML Holding NV, a leading supplier of photolithography systems, Banco Santander, S.A., HSBC Holdings plc, Banco Bilbao Vizcaya Argentaria, S.A., a multinational financial services group, and AstraZeneca, a biopharmaceutical company.
What detracted from performance during the year?

•	The sectors that detracted the most from performance were Real Estate, Communication Services, and Energy.
•	The stocks that detracted the most from performance were Diageo plc, a British alcoholic beverage company, CSL, a supplier of construction products, Wolters Kluwer, N.V., a company that provides information, software, and services for professionals, Recruit Holdings Co., Ltd., an HR technology company, and Rheinmetall AG, a German defense technology company.

Annual Shareholder Report - December 31, 2025	1	EQ/International Equity Index Portfolio (Class IA)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI EAFE
®
Index and International Proxy Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/International Equity Index Portfolio (Class IA)	31.53%	9.91%	8.07%
MSCI EAFE ® Index	31.22%	8.92%	8.18%
International Proxy Index	32.07%	10.61%	8.75%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2025)

Net Assets	$2,122,321,515

Number of Portfolio Holdings	1,209

Total Investment Advisory Fees Paid	$6,117,156

Portfolio Turnover Rate	8%

Annual Shareholder Report - December 31, 2025	2	EQ/International Equity Index Portfolio (Class IA)

What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

Japan	24.2%

United Kingdom	18.8%

Germany	12.0%

France	11.1%

Australia	10.3%

United States	6.3%

Netherlands	5.3%

Spain	4.2%

Italy	3.3%

China	0.6%

Other	2.1%

Sector Weightings (as a % of Net Assets)

Financials	23.9%

Industrials	19.2%

Consumer Discretionary	10.9%

Information Technology	9.5%

Health Care	8.0%

Consumer Staples	7.6%

Materials	6.5%

Energy	4.4%

Communication Services	3.5%

Utilities	3.3%

Real Estate	1.4%

Other	0.4%

Short-Term Investments	0.5%

Cash and Other Assets Less Liabilities	0.9%

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A058-A
146431_A

Annual Shareholder Report - December 31, 2025	3	EQ/International Equity Index Portfolio (Class IA)

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/International Equity Index Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.
This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$83	0.72%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 31.46% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The sectors that contributed the most to performance were Financials, Industrials, and Information Technology.
•	The stocks that contributed the most to performance were ASML Holding NV, a leading supplier of photolithography systems, Banco Santander, S.A., HSBC Holdings plc, Banco Bilbao Vizcaya Argentaria, S.A., a multinational financial services group, and AstraZeneca, a biopharmaceutical company.
What detracted from performance during the year?

•	The sectors that detracted the most from performance were Real Estate, Communication Services, and Energy.
•	The stocks that detracted the most from performance were Diageo plc, a British alcoholic beverage company, CSL, a supplier of construction products, Wolters Kluwer, N.V., a company that provides information, software, and services for professionals, Recruit Holdings Co., Ltd., an HR technology company, and Rheinmetall AG, a German defense technology company.

Annual Shareholder Report - December 31, 2025	1	EQ/International Equity Index Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI EAFE
®
Index and International Proxy Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/International Equity Index Portfolio (Class IB)	31.46%	9.91%	8.07%
MSCI EAFE ® Index	31.22%	8.92%	8.18%
International Proxy Index	32.07%	10.61%	8.75%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$2,122,321,515

Number of Portfolio Holdings	1,209

Total Investment Advisory Fees Paid	$6,117,156

Portfolio Turnover Rate	8%

Annual Shareholder Report - December 31, 2025	2	EQ/International Equity Index Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

Japan	24.2%

United Kingdom	18.8%

Germany	12.0%

France	11.1%

Australia	10.3%

United States	6.3%

Netherlands	5.3%

Spain	4.2%

Italy	3.3%

China	0.6%

Other	2.1%

Sector Weightings (as a % of Net Assets)

Financials	23.9%

Industrials	19.2%

Consumer Discretionary	10.9%

Information Technology	9.5%

Health Care	8.0%

Consumer Staples	7.6%

Materials	6.5%

Energy	4.4%

Communication Services	3.5%

Utilities	3.3%

Real Estate	1.4%

Other	0.4%

Short-Term Investments	0.5%

Cash and Other Assets Less Liabilities	0.9%

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at
https://equitable-funds.com
or upon request by calling
1-877-222-2144
.

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A058-B
146431_B

Annual Shareholder Report - December 31, 2025	3	EQ/International Equity Index Portfolio (Class IB)

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/International Equity Index Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$54	0.47%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 31.79% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to performance were Financials, Industrials, and Information Technology.
•
The stocks that contributed the most to performance were ASML Holding NV, a leading supplier of photolithography systems, Banco Santander, S.A., HSBC Holdings plc, Banco Bilbao Vizcaya Argentaria, S.A., a multinational financial services group, and AstraZeneca, a biopharmaceutical company.

What detracted from performance during the year?

•
The sectors that detracted the most from performance were Real Estate, Communication Services, and Energy.
•
The stocks that detracted the most from performance were Diageo plc, a British alcoholic beverage company, CSL, a supplier of construction products, Wolters Kluwer, N.V., a company that provides information, software, and services for professionals, Recruit Holdings Co., Ltd., an HR technology company, and Rheinmetall AG, a German defense technology company.

Annual Shareholder Report - December 31, 2025	1	EQ/International Equity Index Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI EAFE
®
Index and International Proxy Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/International Equity Index Portfolio (Class K)	31.79%	10.20%	8.35%
MSCI EAFE ® Index	31.22%	8.92%	8.18%
International Proxy Index	32.07%	10.61%	8.75%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$2,122,321,515

Number of Portfolio Holdings	1,209

Total Investment Advisory Fees Paid	$6,117,156

Portfolio Turnover Rate	8%

Annual Shareholder Report - December 31, 2025	2	EQ/International Equity Index Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

Japan	24.2%

United Kingdom	18.8%

Germany	12.0%

France	11.1%

Australia	10.3%

United States	6.3%

Netherlands	5.3%

Spain	4.2%

Italy	3.3%

China	0.6%

Other	2.1%

Sector Weightings (as a % of Net Assets)

Financials	23.9%

Industrials	19.2%

Consumer Discretionary	10.9%

Information Technology	9.5%

Health Care	8.0%

Consumer Staples	7.6%

Materials	6.5%

Energy	4.4%

Communication Services	3.5%

Utilities	3.3%

Real Estate	1.4%

Other	0.4%

Short-Term Investments	0.5%

Cash and Other Assets Less Liabilities	0.9%

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the
Portfolio’s
current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A058-K
146431_K

Annual Shareholder Report - December 31, 2025	3	EQ/International Equity Index Portfolio (Class K)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/International Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$118	1.04%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 26.66% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The sectors that contributed the most to absolute performance were Financials, Industrials, and Consumer Discretionary.
•	The stocks that contributed the most to absolute performance were ASML Holdings NV, a leading supplier of photolithography systems, Bayer AG, a global life science company, and BNP Paribas SA, a European bank.
What detracted from performance during the year?

•	The sectors that contributed the least to absolute performance were Real Estate and Communication Services.
•	The stocks that detracted the most from performance were WPP plc, an advertising company, and Diageo plc, a British alcoholic beverage company.
•	Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized,
which limited the Portfolio’s participation in the subsequent equity market recovery.

Annual Shareholder Report - December 31, 2025	1	EQ/International Value Managed Volatility Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI EAFE
®
Index and International Proxy Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/International Value Managed Volatility Portfolio (Class IB)	26.66%	7.75%	6.77%
MSCI EAFE ® Index	31.22%	8.92%	8.18%
International Proxy Index	32.07%	10.61%	8.75%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,028,778,198

Number of Portfolio Holdings	1,626

Total Investment Advisory Fees Paid	$5,883,985

Portfolio Turnover Rate	23%

Annual Shareholder Report - December 31, 2025	2	EQ/International Value Managed Volatility Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

Japan	16.4%

United Kingdom	15.3%

Germany	13.4%

France	13.3%

Australia	7.0%

Netherlands	5.2%

United States	5.1%

Italy	2.6%

Spain	2.5%

China	1.4%

Other	6.9%

Sector Weightings (as a % of Net Assets)

Financials	18.9%

Industrials	18.0%

Consumer Discretionary	12.7%

Information Technology	8.9%

Consumer Staples	8.2%

Health Care	8.1%

Materials	6.0%

Communication Services	2.7%

Energy	2.6%

Utilities	2.0%

Real Estate	1.0%

Other	0.2%

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	9.6%

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A060-B
146435_B

Annual Shareholder Report - December 31, 2025	3	EQ/International Value Managed Volatility Portfolio (Class IB)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/International Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$90	0.79%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 27.00% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Financials, Industrials, and Consumer Discretionary.
•
The stocks that contributed the most to absolute performance were ASML Holdings NV, a leading supplier of photolithography systems, Bayer AG, a global life science company, and BNP Paribas SA, a European bank.

What detracted from performance during the year?

•
The sectors that contributed the least to absolute performance were Real Estate and Communication Services.
•
The stocks that detracted the most from performance were WPP plc, an advertising company, and Diageo plc, a British alcoholic beverage company.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized,
which limited the Portfolio’s participation in the subsequent equity market recovery.

Annual Shareholder Report - December 31, 2025	1	EQ/International Value Managed Volatility Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI EAFE
®
Index and International Proxy Index over the same period.

Average Annual Total Returns as of 12/31/ 25	1 Year	5 Years	10 Years
EQ/International Value Managed Volatility Portfolio (Class K)	27.00%	8.01%	7.04%
MSCI EAFE ® Index	31.22%	8.92%	8.18%
International Proxy Index	32.07%	10.61%	8.75%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,028,778,198

Number of Portfolio Holdings	1,626

Total Investment Advisory Fees Paid	$5,883,985

Portfolio Turnover Rate	23%

Annual Shareholder Report - December 31, 2025	2	EQ/International Value Managed Volatility Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

Japan	16.4%

United Kingdom	15.3%

Germany	13.4%

France	13.3%

Australia	7.0%

Netherlands	5.2%

United States	5.1%

Italy	2.6%

Spain	2.5%

Chain	1.4%

Other	6.9%

Sector Weightings (as a % of Net Assets)

Financials	18.9%

Industrials	18.0%

Consumer Discretionary	12.7%

Information Technology	8.9%

Consumer Staples	8.2%

Health Care	8.1%

Materials	6.0%

Communication Services	2.7%

Energy	2.6%

Utilities	2.0%

Real Estate	1.0%

Other	0.2%

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	9.6%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A060-K
146435_K

Annual Shareholder Report - December 31, 2025	3	EQ/International Value Managed Volatility Portfolio (Class K)

EQ/INVESCO COMSTOCK PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Invesco Comstock Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$108	1.00%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 16.93% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Financials, Health Care, and Consumer Discretionary sectors contributed the most to the Portfolio’s return relative to its benchmark index.
•
Within the Financials sector, large diversified and regional banks performed well amid resilient credit quality, stabilizing net interest margins, improved capital return expectations, and easing regulatory pressures. Holdings such as Bank of America Corp., Wells Fargo & Co., Citizens Financial Group, Inc., and Huntington Bancshares, Inc. benefited from improved earnings visibility and stronger investor sentiment.
•
Within the Health Care sector, CVS Health Corp. and Elevance Health, Inc., a health insurance company, were top contributors. CVS Health benefited from improved execution across its healthcare services platform, including stabilization in pharmacy operations and progress integrating care delivery and benefits.
•
Within the Consumer Discretionary sector, eBay Inc. was a top contributor.

What detracted from performance during the year?

•
Stock selection in the Information Technology, Communication Services, and Consumer Staples sectors detracted from the Portfolio’s return relative to its benchmark index.
•
Within the Information Technology sector, not holding certain stocks (including Micron Technology, Inc., Advanced Micro Devices, Inc., Applied Materials, Inc., and Analog Devices, Inc.) detracted from relative performance.
•
Within the Communication Services sector, Alphabet Inc. and Charter Communications, Inc. detracted due to weaker than expected advertising trends, competitive pressures, and ongoing subscriber losses.
•
The Portfolio’s cash position also detracted from performance.

Annual Shareholder Report - December 31, 2025	1	EQ/Invesco Comstock Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Invesco Comstock Portfolio (Class IB)	16.93%	14.99%	11.71%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Value Index	15.91%	11.33%	10.53%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$329,945,792

Number of Portfolio Holdings	83

Total Investment Advisory Fees Paid	$1,894,918

Portfolio Turnover Rate	21%

Annual Shareholder Report - December 31, 2025	2	EQ/Invesco Comstock Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	20.4%

Health Care	17.8%

Information Technology	11.6%

Industrials	10.5%

Consumer Staples	8.3%

Communication Services	8.1%

Energy	6.8%

Consumer Discretionary	5.7%

Utilities	3.7%

Materials	2.7%

Real Estate	0.8%

Short-Term Investments	1.7%

Cash and Other Assets Less Liabilities	1.9%

Top Holdings (as a % of Net Assets)

Bank of America Corp.	3.7%

Alphabet, Inc., Class A	3.4%

Microsoft Corp.	2.7%

Wells Fargo & Co.	2.7%

CVS Health Corp.	2.7%

Cisco Systems, Inc.	2.6%

Chevron Corp.	2.3%

State Street Corp.	2.2%

FedEx Corp.	2.0%

Citigroup, Inc.	1.8%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A061-B
146476_B

Annual Shareholder Report - December 31, 2025	3	EQ/Invesco Comstock Portfolio (Class IB)

EQ/INVESCO COMSTOCK PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Invesco Comstock Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$81	0.75%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 17.20% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Financials, Health Care, and Consumer Discretionary sectors contributed the most to the Portfolio’s return relative to its benchmark index.
•
Within the Financials sector, large diversified and regional banks performed well amid resilient credit quality, stabilizing net interest margins, improved capital return expectations, and easing regulatory pressures. Holdings such as Bank of America Corp., Wells Fargo & Co., Citizens Financial Group, Inc., and Huntington Bancshares, Inc. benefited from improved earnings visibility and stronger investor sentiment.
•
Within the Health Care sector, CVS Health Corp. and Elevance Health, Inc., a health insurance company, were top contributors. CVS Health benefited from improved execution across its healthcare services platform, including stabilization in pharmacy operations and progress integrating care delivery and benefits.
•
Within the Consumer Discretionary sector, eBay Inc. was a top contributor.

What detracted from performance during the year?

•
Stock selection in the Information Technology, Communication Services, and Consumer Staples sectors detracted from the Portfolio’s return relative to its benchmark index.
•
Within the Information Technology sector, not holding certain stocks (including Micron Technology, Inc., Advanced Micro Devices, Inc., Applied Materials, Inc., and Analog Devices, Inc.) detracted from relative performance.
•
Within the Communication Services sector, Alphabet Inc. and Charter Communications, Inc. detracted due to weaker than expected advertising trends, competitive pressures, and ongoing subscriber losses.
•
The Portfolio’s cash position also detracted from performance.

Annual Shareholder Report - December 31, 2025	1	EQ/Invesco Comstock Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Invesco Comstock Portfolio (Class K)	17.20%	15.27%	11.98%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Value Index	15.91%	11.33%	10.53%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$329,945,792

Number of Portfolio Holdings	83

Total Investment Advisory Fees Paid	$1,894,918

Portfolio Turnover Rate	21%

Annual Shareholder Report - December 31, 2025	2	EQ/Invesco Comstock Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	20.4%

Health Care	17.8%

Information Technology	11.6%

Industrials	10.5%

Consumer Staples	8.3%

Communication Services	8.1%

Energy	6.8%

Consumer Discretionary	5.7%

Utilities	3.7%

Materials	2.7%

Real Estate	0.8%

Short-Term Investments	1.7%

Cash and Other Assets Less Liabilities	1.9%

Top Holdings (as a % of Net Assets)

Bank of America Corp.	3.7%

Alphabet, Inc., Class A	3.4%

Microsoft Corp.	2.7%

Wells Fargo & Co.	2.7%

CVS Health Corp.	2.7%

Cisco Systems, Inc.	2.6%

Chevron Corp.	2.3%

State Street Corp.	2.2%

FedEx Corp.	2.0%

Citigroup, Inc.	1.8%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A061-K
146476_K

Annual Shareholder Report - December 31, 2025	3	EQ/Invesco Comstock Portfolio (Class K)

EQ/INVESCO GLOBAL PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Invesco Global Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$118	1.10%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 15.40% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s underweight position in the Consumer Staples sector contributed to the Portfolio’s performance relative to its benchmark index.
•
Lam Research Corporation, a leading provider of wafer fabrication equipment for the semiconductor industry, was a top contributor. The company benefited from strong demand for advanced semiconductor tools.
•
Not holding Apple Inc. contributed to the Portfolio’s performance relative to its benchmark index, as the company underperformed during the year.

What detracted from performance during the year?

•
Stock selection in the Information Technology and Real Estate sectors detracted the most from the Portfolio’s return relative to its benchmark index. The Portfolio’s overweight position in Real Estate further weighed on performance, as it was the weakest sector during the period.
•
Marvell Technology, Inc., a global semiconductor company, detracted from performance. During the year, the company faced uncertainty relating to the timing and magnitude of
AI-related
revenues.
•
DLF Ltd., a leading Indian real estate developer, also detracted. The company’s stock declined due to overall sector weakness and mixed financial performance.

Annual Shareholder Report - December 31, 2025	1	EQ/Invesco Global Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI ACWI (Net) Index and MSCI ACWI Growth (Net) Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Invesco Global Portfolio (Class IB)	15.40%	6.95%	10.59%
MSCI ACWI (Net) Index	22.34%	11.19%	11.72%
MSCI ACWI Growth (Net) Index	22.44%	11.12%	13.99%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$522,207,846

Number of Portfolio Holdings	62

Total Investment Advisory Fees Paid	$3,444,550

Portfolio Turnover Rate	26%

Annual Shareholder Report - December 31, 2025	2	EQ/Invesco Global Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

United States	67.1%

France	5.9%

Taiwan	4.9%

India	4.5%

Canada	2.4%

Netherlands	2.4%

Germany	2.4%

China	2.3%

Switzerland	2.1%

Japan	1.9%

Other	3.5%

Sector Weightings (as a % of Net Assets)

Information Technology	33.4%

Communication Services	21.8%

Health Care	13.0%

Financials	12.0%

Consumer Discretionary	10.5%

Industrials	4.9%

Real Estate	2.9%

Materials	0.9%

Short-Term Investments	0.5%

Cash and Other Assets Less Liabilities	0.1%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144,
or
scan the adjacent QR code.

A062-B
146469_B

Annual Shareholder Report - December 31, 2025	3	EQ/Invesco Global Portfolio (Class IB)

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Invesco Global Real Assets Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$125	1.16%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 15.93% for the year ended December 31, 2025.
What contributed to performance during the year?

•	Stock selection within the Infrastructure sector was the largest contributor to the Portfolio’s return relative to its benchmark index.
•	Stock selection within the Natural Resources sector and a slight underweight position in the sector also contributed to relative return.
What detracted from performance during the year?

•	Stock selection within the Real Estate sector, as well as an overweight position in the sector, provided positive absolute returns, but detracted from the Portfolio’s return relative to its benchmark index.
•	Stock selection within the Timber sector detracted from relative returns and was the only sector to detract from absolute returns in the period.

Annual Shareholder Report - December 31, 2025	1	EQ/Invesco Global Real Assets Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the MSCI World (Net) Index and S&P Real Assets Equity (Net) Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/Invesco Global Real Assets Portfolio (Class IB)	15.93%	7.11%	5.77%
MSCI World (Net) Index	21.09%	12.15%	12.97%
S&P Real Assets Equity (Net) Index	14.49%	7.15%	5.93%

*	Date of inception: October 22, 2018
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2025)

Net Assets	$220,906,831

Number of Portfolio Holdings	106

Total Investment Advisory Fees Paid	$1,571,716

Portfolio Turnover Rate	112%

Annual Shareholder Report - December 31, 2025	2	EQ/Invesco Global Real Assets Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

United States	57.4%

Canada	10.6%

United Kingdom	7.5%

France	6.8%

Australia	2.2%

Germany	2.0%

Japan	1.7%

Italy	1.5%

China	1.2%

Hong Kong	1.1%

Other	6.8%

Sector Weightings (as a % of Net Assets)

Real Estate	42.8%

Energy	19.1%

Materials	14.7%

Utilities	13.7%

Industrials	5.5%

Communication Services	1.8%

Consumer Staples	1.0%

Consumer Discretionary	0.2%

Short-Term Investments	1.5%

Cash and Other Assets Less Liabilities	-0.3%

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A063-B
158945_B

Annual Shareholder Report - December 31, 2025	3	EQ/Invesco Global Real Assets Portfolio (Class IB)

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Invesco Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$119	1.13%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 9.42% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The Portfolio’s allocation to international equities was the main driver of absolute return.
•	Allocations to fixed income, U.S. Large Cap, U.S. Small Cap, and U.S. Mid Cap equities also contributed to absolute performance.
What detracted from performance during the year?

•	Implementation of the volatility management strategy was a drag on performance during the year.
•	Market volatility was sharp but short-lived, resulting in V-shaped recoveries of the equity markets, during which hedging detracted from performance.

Annual Shareholder Report - December 31, 2025	1	EQ/Invesco Moderate Allocation Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index, EQ/Invesco Moderate Allocation Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Invesco Moderate Allocation Portfolio (Class IB)	9.42%	4.61%	5.29%
S&P 500 ® Index	17.88%	14.42%	14.82%
EQ/Invesco Moderate Allocation Index	14.15%	6.10%	6.87%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2025)

Net Assets	$377,104,260

Number of Portfolio Holdings	574

Total Investment Advisory Fees Paid	$2,643,347

Portfolio Turnover Rate	74%

Annual Shareholder Report - December 31, 2025	2	EQ/Invesco Moderate Allocation Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Sector (as a % of Net Assets)

U.S. Treasury Obligations		49.5%

Common Stocks		32.4%

Information Technology	11.2%

Financials	4.3%

Communication Services	3.4%

Consumer Discretionary	3.4%

Health Care	3.1%

Industrials	2.7%

Consumer Staples	1.5%

Energy	0.9%

Utilities	0.7%

Materials	0.6%

Real Estate	0.6%

Rights		0.0%#

Short-Term Investments		14.8%

Cash and Other Assets Less Liabilities		3.3%

#	Less than 0.05%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A064-B
153117_B

Annual Shareholder Report - December 31, 2025	3	EQ/Invesco Moderate Allocation Portfolio (Class IB)

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Invesco Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$119	1.12%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 12.63% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The Portfolio’s allocation to international equities was the main driver of absolute return.
•	Allocations to fixed income, U.S. Large Cap, U.S. Small Cap, and U.S. Mid Cap equities also contributed to absolute performance.
What detracted from performance during the year?

•	Implementation of the volatility management strategy was a drag on performance during the year.
•	Market volatility was sharp but short-lived, resulting in V-shaped recoveries of the equity markets, during which hedging detracted from performance.

Annual Shareholder Report - December 31, 2025	1	EQ/Invesco Moderate Growth Allocation Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the S&P 500
®
Index, EQ/Invesco Moderate Growth Allocation Index and Bloomberg U.S. Credit Corporate 5-10 Year Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/Invesco Moderate Growth Allocation Portfolio (Class IB)	12.63%	5.89%	7.54%
S&P 500 ® Index	17.88%	14.42%	16.22%
EQ/Invesco Moderate Growth Allocation Index	17.04%	7.22%	9.25%
Bloomberg U.S. Credit Corporate 5-10 Year Index	9.58%	0.86%	3.58%

*	Date of inception: February 1, 2019
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2025)

Net Assets	$424,550,102

Number of Portfolio Holdings	938

Total Investment Advisory Fees Paid	$2,741,061

Portfolio Turnover Rate	28%

Annual Shareholder Report - December 31, 2025	2	EQ/Invesco Moderate Growth Allocation Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Sector (as a % of Net Assets)

Corporate Bonds		39.2%

Financials	13.4%

Health Care	4.7%

Information Technology	3.5%

Utilities	3.2%

Energy	3.0%

Communication Services	3.0%

Consumer Staples	2.5%

Industrials	2.1%

Other	3.8%

Common Stocks		36.7%

Information Technology	12.7%

Financials	4.9%

Communication Services	3.9%

Consumer Discretionary	3.8%

Health Care	3.5%

Industrials	3.0%

Consumer Staples	1.7%

Energy	1.0%

Other	2.2%

Rights		0.0%	#

Short-Term Investments		23.5%

Cash and Other Assets Less Liabilities		0.6%

#	Less than 0.05%

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A065-B
159934_B

Annual Shareholder Report - December 31, 2025	3	EQ/Invesco Moderate Growth Allocation Portfolio (Class IB)

EQ/JANUS ENTERPRISE PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Janus Enterprise Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$108	1.04%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 8.05% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Investments in the Information Technology sector were strong drivers of performance.
•
Holdings in the Industrials sector also contributed to performance.
•
AppLovin Corp., a mobile technology company, Flex Ltd., a manufacturing company, and Ryanair Holdings plc, Europe’s largest low-cost airline, were notable contributors.

What detracted from performance during the year?

•
Investments in the Real Estate sector detracted from performance.
•
Holdings in the Health Care and Energy sectors were modest detractors from performance.
•
Constellation Software, Inc., CarMax, Inc., and Teleflex Incorporated, a provider of specialty medical devices, were the largest detractors from absolute returns.

Annual Shareholder Report - December 31, 2025	1	EQ/Janus Enterprise Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell Midcap
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Janus Enterprise Portfolio (Class IB)	8.05%	7.06%	10.61%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell Midcap ® Growth Index	8.66%	6.65%	12.49%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,464,925,379

Number of Portfolio Holdings	77

Total Investment Advisory Fees Paid	$9,669,650

Portfolio Turnover Rate	20%

Annual Shareholder Report - December 31, 2025	2	EQ/Janus Enterprise Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	28.0%

Information Technology	22.7%

Health Care	16.1%

Financials	9.7%

Consumer Discretionary	7.8%

Utilities	4.8%

Real Estate	3.0%

Communication Services	2.6%

Materials	1.4%

Consumer Staples	0.6%

Energy	0.4%

Short-Term Investments	1.3%

Cash and Other Assets Less Liabilities	1.6%

Top Holdings (as a % of Net Assets)

AppLovin Corp., Class A	4.0%

Flex Ltd.	3.5%

Ferguson Enterprises, Inc.	3.0%

SS&C Technologies Holdings, Inc.	2.9%

LPL Financial Holdings, Inc.	2.7%

JB Hunt Transport Services, Inc.	2.4%

Revvity, Inc.	2.4%

Constellation Software, Inc.	2.4%

Boston Scientific Corp.	2.3%

Intact Financial Corp.	2.2%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A066-B
146467_B

Annual Shareholder Report - December 31, 2025	3	EQ/Janus Enterprise Portfolio (Class IB)

EQ/JANUS ENTERPRISE PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Janus Enterprise Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$83	0.79%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 8.34% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Investments in the Information Technology sector were strong drivers of performance.
•
Holdings in the Industrials sector also contributed to performance.
•
AppLovin Corp., a mobile technology company, Flex Ltd., a manufacturing company, and Ryanair Holdings plc, Europe’s largest low-cost airline, were notable contributors.

What detracted from performance during the year?

•
Investments in the Real Estate sector detracted from performance.
•
Holdings in the Health Care and Energy sectors were modest detractors from performance.
•
Constellation Software, Inc., CarMax, Inc., and Teleflex Incorporated, a provider of specialty medical devices, were the largest detractors from absolute returns.

Annual Shareholder Report - December 31, 2025	1	EQ/Janus Enterprise Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell Midcap
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Janus Enterprise Portfolio (Class K)	8.34%	7.34%	10.89%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell Midcap ® Growth Index	8.66%	6.65%	12.49%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,464,925,379

Number of Portfolio Holdings	77

Total Investment Advisory Fees Paid	$9,669,650

Portfolio Turnover Rate	20%

Annual Shareholder Report - December 31, 2025	2	EQ/Janus Enterprise Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	28.0%

Information Technology	22.7%

Health Care	16.1%

Financials	9.7%

Consumer Discretionary	7.8%

Utilities	4.8%

Real Estate	3.0%

Communication Services	2.6%

Materials	1.4%

Consumer Staples	0.6%

Energy	0.4%

Short-Term Investments	1.3%

Cash and Other Assets Less Liabilities	1.6%

Top Holdings (as a % of Net Assets)

AppLovin Corp., Class A	4.0%

Flex Ltd.	3.5%

Ferguson Enterprises, Inc.	3.0%

SS&C Technologies Holdings, Inc.	2.9%

LPL Financial Holdings, Inc.	2.7%

JB Hunt Transport Services, Inc.	2.4%

Revvity, Inc.	2.4%

Constellation Software, Inc.	2.4%

Boston Scientific Corp.	2.3%

Intact Financial Corp.	2.2%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A066-K
146467_K

Annual Shareholder Report - December 31, 2025	3	EQ/Janus Enterprise Portfolio (Class K)

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/JPMorgan Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$117	1.11%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 10.81% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The Portfolio’s exposure to developed non-U.S. equities contributed to performance.
•	The Portfolio’s allocation to the U.S. large cap equity asset class also contributed to performance.
What detracted from performance during the year?

•	The Portfolio’s strategic asset allocation detracted from performance, primarily due to positioning in the U.S. small cap asset class.
•	Security selection and adjustments to the Portfolio’s equity allocation in connection with the implementation of the risk management framework also detracted.

Annual Shareholder Report - December 31, 2025	1	EQ/JPMorgan Growth Allocation Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the S&P 500
®
Index, EQ/JPMorgan Growth Allocation Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/JPMorgan Growth Allocation Portfolio (Class IB)	10.81%	6.54%	6.56%
S&P 500 ® Index	17.88%	14.42%	14.60%
EQ/JPMorgan Growth Allocation Index	14.64%	9.11%	9.16%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.88%

*	Date of inception: November 13, 2017
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$940,858,314

Number of Portfolio Holdings	197

Total Investment Advisory Fees Paid	$6,044,244

Portfolio Turnover Rate	67%

Annual Shareholder Report - December 31, 2025	2	EQ/JPMorgan Growth Allocation Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		49.7%

Equity	49.7%

U.S. Treasury Obligations		35.7%

Cash and Other Assets Less Liabilities		14.6%

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A067-B
157175_B

Annual Shareholder Report - December 31, 2025	3	EQ/JPMorgan Growth Allocation Portfolio (Class IB)

EQ/JPMORGAN GROWTH STOCK PORTFOLIO
(CLASS IB)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/JPMorgan Growth Stock Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$103	0.96%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 14.76% for the year ended December 31, 2025.
What contributed to performance during the year?

•	Consumer Discretionary and Financials were the biggest contributing sectors, driven primarily by stock selection.
•	An underweight position in Apple Inc. was the top contributor to performance relative to the Portfolio’s benchmark index.
•	An overweight position in Insmed Incorporated also contributed. The company’s outperformance was driven by the successful launch of Brinsupri, a treatment for non-cystic fibrosis bronchiectasis.
What detracted from performance during the year?

•	Stock selection in the Information Technology and Industrials sectors detracted from performance.
•	An overweight position in Oracle Corp. was a top detractor. In the fourth quarter, mixed results of better-than-expected cloud revenue were offset by a miss on operating margins. Capital expenditures were also higher than expected, which, coupled with further skepticism around OpenAI’s ability to fund its future commitments, also weighed on the stock.
•	Not owning enough of the best performing stocks in the Portfolio’s benchmark index detracted from relative performance.

Annual Shareholder Report - December 31, 2025	1	EQ/JPMorgan Growth Stock Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/JPMorgan Growth Stock Portfolio (Class IB)	14.76%	9.43%	14.08%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Growth Index	18.56%	15.32%	18.13%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2025)

Net Assets	$2,966,204,726

Number of Portfolio Holdings	76

Total Investment Advisory Fees Paid	$16,911,869

Portfolio Turnover Rate	64%

Annual Shareholder Report - December 31, 2025	2	EQ/JPMorgan Growth Stock Portfolio (Class IB)

What did
the Portfolio
invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	46.8%

Consumer Discretionary	13.0%

Communication Services	11.1%

Health Care	9.5%

Financials	8.0%

Industrials	6.3%

Consumer Staples	3.2%

Utilities	0.3%

Energy	0.1%

Exchange Traded Funds	0.2%

Cash and Other Assets Less Liabilities	1.5%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	10.8%

Microsoft Corp.	8.9%

Apple, Inc.	7.1%

Alphabet, Inc., Class C	6.6%

Broadcom, Inc.	5.8%

Amazon.com, Inc.	3.9%

Tesla, Inc.	3.9%

Meta Platforms, Inc., Class A	3.2%

Mastercard, Inc., Class A	2.8%

Eli Lilly & Co.	2.1%

Additional Information

For additional information
about the Portfolio
, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A095-B
146473_B

Annual Shareholder Report - December 31, 2025	3	EQ/JPMorgan Growth Stock Portfolio (Class IB)

EQ/JPMORGAN GROWTH STOCK PORTFOLIO
(CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/JPMorgan Growth Stock Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$76	0.71%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 15.03% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Consumer Discretionary and Financials were the biggest contributing sectors, driven primarily by stock selection.
•
An underweight position in Apple Inc. was the top contributor to performance relative to the Portfolio’s benchmark index.
•
An overweight position in Insmed Incorporated also contributed. The company’s outperformance was driven by the successful launch of Brinsupri, a treatment for non-cystic fibrosis bronchiectasis.

What detracted from performance during the year?

•
Stock selection in the Information Technology and Industrials sectors detracted from performance.
•
An overweight position in Oracle Corp. was a top detractor. In the fourth quarter, mixed results of better-than-expected cloud revenue were offset by a miss on operating margins. Capital expenditures were also higher than expected, which, coupled with further skepticism around OpenAI’s ability to fund its future commitments, also weighed on the stock.
•
Not owning enough of the best performing stocks in the Portfolio’s benchmark index detracted from relative performance.

Annual Shareholder Report - December 31, 2025	1	EQ/JPMorgan Growth Stock Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a
hypothetical
$10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/JPMorgan Growth Stock Portfolio (Class K)	15.03%	9.70%	14.37%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Growth Index	18.56%	15.32%	18.13%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$2,966,204,726

Number of Portfolio Holdings	76

Total Investment Advisory Fees Paid	$16,911,869

Portfolio Turnover Rate	64%

Annual Shareholder Report - December 31, 2025	2	EQ/JPMorgan Growth Stock Portfolio (Class K)

What did the
Portfolio invest
in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	46.8%

Consumer Discretionary	13.0%

Communication Services	11.1%

Health Care	9.5%

Financials	8.0%

Industrials	6.3%

Consumer Staples	3.2%

Utilities	0.3%

Energy	0.1%

Exchange Traded Funds	0.2%

Cash and Other Assets Less Liabilities	1.5%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	10.8%

Microsoft Corp.	8.9%

Apple, Inc.	7.1%

Alphabet, Inc., Class C	6.6%

Broadcom, Inc.	5.8%

Amazon.com, Inc.	3.9%

Tesla, Inc.	3.9%

Meta Platforms, Inc., Class A	3.2%

Mastercard, Inc., Class A	2.8%

Eli Lilly & Co.	2.1%

Additional Information
For additional information about the Portfolio, including its prospectus
, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A095-K
146473_K

Annual Shareholder Report - December 31, 2025	3	EQ/JPMorgan Growth Stock Portfolio (Class K)

EQ/JPMORGAN HEDGED EQUITY AND PREMIUM
INCOME PORTFOLIO
(
CLASS IB
)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/JPMorgan Hedged Equity and Premium Income Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$113	1.06%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance
?

The Portfolio’s Class IB shares returned 12.41% for the year ended December 31, 2025.

What contributed to performance during the year?

•
During the period before investment strategy changes were implemented on October 27, 2025, the Portfolio’s allocation to the U.S. large cap equity asset class contributed to performance. An underweight allocation to the U.S. mid cap equity asset class and a modest underweight to U.S. Treasuries also contributed to the Portfolio’s performance relative to its benchmark during that period.
•
During the period October 27, 2025 to December 31, 2025, the Portfolio’s investment in the JPMorgan Equity Premium Income ETF was the top contributor to performance.

What detracted from performance during the year?

•
During the period before investment strategy changes were implemented on October 27, 2025, the Portfolio’s cash position detracted from performance. An underweight allocation to international equities also detracted from the Portfolio’s performance relative to its benchmark during that period.
•
The use of futures contracts to manage volatility in the second quarter detracted from performance.
•
During the period October 27, 2025 to December 31, 2025, the Portfolio’s
investment
in the JPMorgan Hedged Equity 2 Fund contributed the least to performance.

Annual Shareholder Report - December 31, 2025	1	EQ/JPMorgan Hedged Equity and Premium Income Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the S&P 500
®
Index, EQ/JPMorgan Hedged Equity and Premium Income Index, ICE BofA U.S. 3-Month Treasury Bill Index, EQ/Franklin Moderate Allocation Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/JPMorgan Hedged Equity and Premium Income Portfolio (Class IB)	12.41%	4.65%	5.22%
S&P 500 ® Index	17.88%	14.42%	15.75%
EQ/JPMorgan Hedged Equity and Premium Income Index	12.37%	10.10%	10.45%
ICE BofA U.S. 3-Month Treasury Bill Index	4.21%	3.19%	2.22%
EQ/Franklin Moderate Allocation Index	15.47%	5.99%	7.41%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.57%

*	Date of inception: February 22, 2016
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance for periods prior to October 27, 2025, is that of the Portfolio when it invested directly in securities and other instruments, had a different investment objective, had different investment policies and strategies, and was managed by a sub-adviser under the name “EQ/Franklin Moderate Allocation Portfolio”. Effective October 27, 2025, in connection with the changes to the Portfolio’s investment policies and strategies, the ICE BofA U.S. 3-Month Treasury Bill Index replaced the Bloomberg U.S. Intermediate Government Bond Index as an additional securities market index comparison, and the EQ/JPMorgan Hedged Equity and Premium Income Index replaced the EQ/Franklin Moderate Allocation Index as a composite index comparison.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Annual Shareholder Report - December 31, 2025	2	EQ/JPMorgan Hedged Equity and Premium Income Portfolio (Class IB)

Portfolio Statistics (as of December 31, 2025)

Net Assets	$346,550,549

Number of Portfolio Holdings	8

Total Investment Advisory Fees Paid	$1,627,989

Portfolio Turnover Rate	120%

What did the
Portfolio
invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

Investment Companies	49.9%

Exchange Traded Funds	49.3%

Short-Term Investments	10.9%

Cash and Other Assets Less Liabilities	-10.1%

Top Holdings (as a % of Net Assets)

JPMorgan Equity Premium Income ETF	29.5%

JPMorgan Nasdaq Equity Premium Income ETF	19.8%

JPMorgan Hedged Equity 3 Fund	16.7%

JPMorgan Hedged Equity Fund	16.7%

JPMorgan Hedged Equity 2 Fund	16.5%

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio’s current prospectus, dated May 1, 2025, as supplemented July 28, 2025, or the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at https://equitable-funds.com or upon request by calling 1-877-222-2144.
Effective October 27, 2025, the name of the Portfolio changed from EQ/Franklin Moderate Allocation Portfolio to EQ/JPMorgan Hedged Equity and Premium Income Portfolio; the Portfolio changed from a sub-advised
fund that invested directly in equity and fixed income securities to a fund-of-funds
managed by Equitable Investment Management Group, LLC (“EIM”), the Portfolio’s investment adviser; Franklin Advisers, Inc. (“Franklin”) was terminated as the investment sub-adviser
to the Portfolio; and the Portfolio’s investment objective and principal investment strategy changed. Effective October 27, 2025, the Portfolio’s investment objective is to seek to provide long-term capital appreciation and current income, and the Portfolio pursues that objective by investing in mutual funds and exchange-traded funds (“Underlying Funds”) managed by J.P. Morgan Investment Management Inc. (“JPMorgan”) that provide exposure to broad U.S. equity markets while hedging overall market exposure and provide incremental current income by selling call options through investments in equity-linked notes. JPMorgan is not an affiliate of EIM and is not the investment adviser or an investment sub-adviser
to the Portfolio. In connection with the changes to the Portfolio’s principal investment strategy, the principal risks of investing in the Portfolio have been updated to reflect new risks associated with the Portfolio’s investments in the Underlying Funds. In addition, effective October 27, 2025, EIM agreed to reduce the advisory fee rate at each breakpoint level in the contractual advisory fee rate schedule for the Portfolio. As a result of these changes, during the last year, the Portfolio’s Management Fee decreased and Acquired Fund Fees and Expenses increased; however, the Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement (as a percentage of the value of your investment) remained the same.
“J.P. Morgan” and “JPMorgan” are registered trademarks of J.P. Morgan Chase Bank, NA (“JPMC”) and have been licensed for use by Equitable Investment Management Group, LLC. EQ/JPMorgan Hedged Equity and Premium Income Portfolio is not sponsored, endorsed, or promoted by JPMC and JPMC makes no representation regarding the advisability of investing in EQ/JPMorgan Hedged Equity and Premium Income Portfolio.

Annual Shareholder Report - December 31, 2025	3	EQ/JPMorgan Hedged Equity and Premium Income Portfolio (Class IB)

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A047-B
154173_B

Annual Shareholder Report - December 31, 2025	4	EQ/JPMorgan Hedged Equity and Premium Income Portfolio (Class IB)

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/JPMorgan Value Opportunities Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$102	0.95%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 15.40% for the year ended December 31, 2025.
What contributed to performance during the year?

•	Strong stock selection in the Information Technology sector was a key driver of performance, with 4 of the top 5 contributors coming from the sector. Data storage companies like Western Digital Corp. stood out. The company reported strong results and guidance, fueled by rising AI adoption and demand for advanced computing infrastructure.
•	Strong stock selection in the Consumer Staples sector also contributed to performance. Philip Morris International Inc. was a top contributor. While offering defensive characteristics, the company also delivered excellent results, primarily driven by robust growth in their smoke-free nicotine products, which are now approximately 40% of the business mix.
What detracted from performance during the year?

•	Weak stock selection in the Materials and Health Care sectors detracted from performance.
•	The Health Care sector was under pressure early in the year due to renewed political pressures and uncertainty in a risk-on environment. UnitedHealth Group Incorporated was a notable detractor after an earnings miss and the withdrawal of guidance.
•	Stock selection in Materials was challenged by FMC Corporation, a chemical manufacturer. Despite solid volume growth and significant cost reductions, FMC’s shares declined as management expressed caution about the financial health of Brazilian farmers, extended inventory destocking, higher tariffs, and persistent pricing pressure from generics.

Annual Shareholder Report - December 31, 2025	1	EQ/JPMorgan Value Opportunities Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/JPMorgan Value Opportunities Portfolio (Class IB)	15.40%	12.77%	12.08%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Value Index	15.91%	11.33%	10.53%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2025)

Net Assets	$1,245,033,015

Number of Portfolio Holdings	106

Total Investment Advisory Fees Paid	$6,763,901

Portfolio Turnover Rate	203%

Annual Shareholder Report - December 31, 2025	2	EQ/JPMorgan Value Opportunities Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	21.6%

Health Care	16.6%

Industrials	12.2%

Information Technology	12.1%

Consumer Discretionary	7.7%

Communication Services	7.7%

Materials	6.5%

Utilities	4.0%

Consumer Staples	4.0%

Energy	3.9%

Real Estate	2.7%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	0.0%	#

Top Holdings (as a % of Net Assets)

Alphabet, Inc., Class C	3.9%

Berkshire Hathaway, Inc., Class B	3.2%

Bank of America Corp.	3.0%

Wells Fargo & Co.	2.7%

Humana, Inc.	2.5%

Amazon.com, Inc.	2.1%

Western Digital Corp.	1.9%

Micron Technology, Inc.	1.8%

Emerson Electric Co.	1.7%

Vertex Pharmaceuticals, Inc.	1.6%

# Less than 0.05%

 Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A068-B
146455_B

Annual Shareholder Report - December 31, 2025	3	EQ/JPMorgan Value Opportunities Portfolio (Class IB)

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/JPMorgan Value Opportunities Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$75	0.70%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 15.66% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Strong stock selection in the Information Technology sector was a key driver of performance, with 4 of the top 5 contributors coming from the sector. Data storage companies like Western Digital Corp. stood out. The company reported strong results and guidance, fueled by rising AI adoption and demand for advanced computing infrastructure.
•
Strong stock selection in the Consumer Staples sector also contributed to performance. Philip Morris International Inc. was a top contributor. While offering defensive characteristics, the company also delivered excellent results, primarily driven by robust growth in their smoke-free nicotine products, which are now approximately 40% of the business mix.

What detracted from performance during the year?

•
Weak stock selection in the Materials and Health Care sectors detracted from performance.
•
The Health Care sector was under pressure early in the year due to renewed political pressures and uncertainty in a risk-on environment. UnitedHealth Group Incorporated was a notable detractor after an earnings miss and the withdrawal of guidance.
•
Stock selection in Materials was challenged by FMC Corporation, a chemical manufacturer. Despite solid volume growth and significant cost reductions, FMC’s shares declined as management expressed caution about the financial health of Brazilian farmers, extended inventory destocking, higher tariffs, and persistent pricing pressure from generics.

Annual Shareholder Report - December 31, 2025	1	EQ/JPMorgan Value Opportunities Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/JPMorgan Value Opportunities Portfolio (Class K)	15.66%	13.05%	12.36%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Value Index	15.91%	11.33%	10.53%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,245,033,015

Number of Portfolio Holdings	106

Total Investment Advisory Fees Paid	$6,763,901

Portfolio Turnover Rate	203%

Annual Shareholder Report - December 31, 2025	2	EQ/JPMorgan Value Opportunities Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	21.6%

Health Care	16.6%

Industrials	12.2%

Information Technology	12.1%

Consumer Discretionary	7.7%

Communication Services	7.7%

Materials	6.5%

Utilities	4.0%

Consumer Staples	4.0%

Energy	3.9%

Real Estate	2.7%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	0.0%	#

Top Holdings (as a % of Net Assets)

Alphabet, Inc., Class C	3.9%

Berkshire Hathaway, Inc., Class B	3.2%

Bank of America Corp.	3.0%

Wells Fargo & Co.	2.7%

Humana, Inc.	2.5%

Amazon.com, Inc.	2.1%

Western Digital Corp.	1.9%

Micron Technology, Inc.	1.8%

Emerson Electric Co.	1.7%

Vertex Pharmaceuticals, Inc.	1.6%

# Less than 0.05%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A068-K
146455_K

Annual Shareholder Report - December 31, 2025	3	EQ/JPMorgan Value Opportunities Portfolio (Class K)

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Large Cap Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$93	0.88%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 10.88% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The sectors that contributed the most to absolute performance were Information Technology, Financials, and Communication Services.
•	The stocks that contributed the most to absolute performance were Alphabet Inc., NVIDIA Corp., Broadcom Inc., and Microsoft Corp.
What detracted from performance during the year?

•	The sectors that contributed the least to the Portfolio’s absolute performance were Real Estate, Energy, and Materials.
•	The stocks that detracted the most from performance were UnitedHealth Group, ServiceNow, Inc., a cloud computing platform, and Becton Dickinson & Co., a medical technology company.
•	Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized, which limited the Portfolio’s participation in the subsequent equity market recovery.

Annual Shareholder Report - December 31, 2025	1	EQ/Large Cap Core Managed Volatility Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Large Cap Core Managed Volatility Portfolio (Class IB)	10.88%	12.03%	12.83%
S&P 500 ® Index	17.88%	14.42%	14.82%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2025)

Net Assets	$1,918,259,955

Number of Portfolio Holdings	536

Total Investment Advisory Fees Paid	$9,211,503

Portfolio Turnover Rate	30%

Annual Shareholder Report - December 31, 2025	2	EQ/Large Cap Core Managed Volatility Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	24.6%

Financials	12.1%

Communication Services	8.7%

Health Care	7.5%

Consumer Discretionary	7.5%

Industrials	6.3%

Consumer Staples	4.9%

Utilities	3.9%

Energy	2.8%

Materials	1.5%

Real Estate	1.1%

Exchange Traded Funds	9.0%

Short-Term Investments	4.3%

Cash and Other Assets Less Liabilities	5.8%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	5.1%

Apple, Inc.	4.2%

Microsoft Corp.	4.2%

JPMorgan Prime Money Market Fund, IM Shares	4.1%

iShares Core S&P 500 ETF	3.1%

Amazon.com, Inc.	3.0%

Broadcom, Inc.	2.6%

Alphabet, Inc., Class A	2.3%

Meta Platforms, Inc., Class A	2.0%

iShares Russell 1000 ETF	1.9%

 Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A069-B
146456_B

Annual Shareholder Report - December 31, 2025	3	EQ/Large Cap Core Managed Volatility Portfolio (Class IB)

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Large Cap Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$67	0.63%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 11.12% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Information Technology, Financials, and Communication Services.
•
The stocks that contributed the most to absolute performance were Alphabet Inc., NVIDIA Corp., Broadcom Inc., and Microsoft Corp.

What detracted from performance during the year?

•
The sectors that contributed the least to the Portfolio’s absolute performance were Real Estate, Energy, and Materials.
•
The stocks that detracted the most from performance were UnitedHealth Group, ServiceNow, Inc., a cloud computing platform, and Becton Dickinson & Co., a medical technology company.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized,
which limited the Portfolio’s participation in the subsequent equity market recovery.

Annual Shareholder Report - December 31, 2025	1	EQ/Large Cap Core Managed Volatility Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Large Cap Core Managed Volatility Portfolio (Class K)	11.12%	12.31%	13.11%
S&P 500 ® Index	17.88%	14.42%	14.82%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,918,259,955

Number of Portfolio Holdings	536

Total Investment Advisory Fees Paid	$9,211,503

Portfolio Turnover Rate	30%

Annual Shareholder Report - December 31, 2025	2	EQ/Large Cap Core Managed Volatility Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	24.6%

Financials	12.1%

Communication Services	8.7%

Health Care	7.5%

Consumer Discretionary	7.5%

Industrials	6.3%

Consumer Staples	4.9%

Utilities	3.9%

Energy	2.8%

Materials	1.5%

Real Estate	1.1%

Exchange Traded Funds	9.0%

Short-Term Investments	4.3%

Cash and Other Assets Less Liabilities	5.8%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	5.1%

Apple, Inc.	4.2%

Microsoft Corp.	4.2%

JPMorgan Prime Money Market Fund, IM Shares	4.1%

iShares Core S&P 500 ETF	3.1%

Amazon.com, Inc.	3.0%

Broadcom, Inc.	2.6%

Alphabet, Inc., Class A	2.3%

Meta Platforms, Inc., Class A	2.0%
iShares Russell 1000 ETF	1.9%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A069-K
146456_K

Annual Shareholder Report - December 31, 2025	3	EQ/Large Cap Core Managed Volatility Portfolio (Class K)

EQ/LARGE CAP GROWTH INDEX PORTFOLIO
(CLASS IB)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Large Cap Growth Index Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.
This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$78	0.71%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 17.74% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The sectors that contributed the most to performance were Information Technology, Communication Services, and Health Care.
•	The stocks that contributed the most to performance were NVIDIA Corp., Broadcom Inc., Microsoft Corp., and Alphabet Inc.
What detracted from performance during the year?

•	The sectors that detracted the most from performance were Consumer Staples, Energy, and Real Estate.
•	The stocks that detracted the most from performance were ServiceNow, Inc., a cloud computing platform, Merck & Co., a biopharmaceutical company, Salesforce, Inc., a cloud-based software company, Adobe Inc., a software company, and Trade Desk, Inc., a technology platform for advertising.

Annual Shareholder Report - December 31, 2025	1	EQ/Large Cap Growth Index Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Large Cap Growth Index Portfolio (Class IB)	17.74%	14.51%	17.26%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Growth Index	18.56%	15.32%	18.13%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2025)

Net Assets	$2,834,149,682

Number of Portfolio Holdings	393

Total Investment Advisory Fees Paid	$8,920,601

Portfolio Turnover Rate	15%

Annual Shareholder Report - December 31, 2025	2	EQ/Large Cap Growth Index Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	50.0%

Consumer Discretionary	13.3%

Communication Services	12.0%

Health Care	8.1%

Financials	6.4%

Industrials	5.9%

Consumer Staples	2.4%

Real Estate	0.4%

Materials	0.3%

Energy	0.3%

Utilities	0.3%

Short-Term Investments	0.0%#

Cash and Other Assets Less Liabilities	0.6%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	12.2%

Apple, Inc.	11.1%

Microsoft Corp.	10.1%

Broadcom, Inc.	4.7%

Amazon.com, Inc.	4.5%

Tesla, Inc.	3.8%

Meta Platforms, Inc., Class A	3.6%

Alphabet, Inc., Class A	3.4%

Eli Lilly & Co.	2.9%

Alphabet, Inc., Class C	2.8%

#	Less than 0.05%

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A070-B
146457_B

Annual Shareholder Report - December 31, 2025	3	EQ/Large Cap Growth Index Portfolio (Class IB)

EQ/LARGE CAP GROWTH INDEX PORTFOLIO
(CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Large Cap Growth Index Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$50	0.46%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 18.00% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to performance were Information Technology, Communication Services, and Health Care.
•
The stocks that contributed the most to performance were NVIDIA Corp., Broadcom Inc., Microsoft Corp., and Alphabet Inc.

What detracted from performance during the year?

•
The sectors that detracted the most from performance were Consumer Staples, Energy, and Real Estate.
•
The stocks that detracted the most from performance were ServiceNow, Inc., a cloud computing platform, Merck & Co., a biopharmaceutical company, Salesforce, Inc., a cloud-based software company, Adobe Inc., a software company, and Trade Desk, Inc., a technology platform for advertising.

Annual Shareholder Report - December 31, 2025	1	EQ/Large Cap Growth Index Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Large Cap Growth Index Portfolio (Class K)	18.00%	14.80%	17.55%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Growth Index	18.56%	15.32%	18.13%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$2,834,149,682

Number of Portfolio Holdings	393

Total Investment Advisory Fees Paid	$8,920,601

Portfolio Turnover Rate	15%

Annual Shareholder Report - December 31, 2025	2	EQ/Large Cap Growth Index Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	50.0%

Consumer Discretionary	13.3%

Communication Services	12.0%

Health Care	8.1%

Financials	6.4%

Industrials	5.9%

Consumer Staples	2.4%

Real Estate	0.4%

Materials	0.3%

Energy	0.3%

Utilities	0.3%

Short-Term Investments	0.0%	#

Cash and Other Assets Less Liabilities	0.6%

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	12.2%

Apple, Inc.	11.1%

Microsoft Corp.	10.1%

Broadcom, Inc.	4.7%

Amazon.com, Inc.	4.5%

Tesla, Inc.	3.8%

Meta Platforms, Inc., Class A	3.6%

Alphabet, Inc., Class A	3.4%

Eli Lilly & Co.	2.9%

Alphabet, Inc., Class C	2.8%

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A070-K
146457_K

Annual Shareholder Report - December 31, 2025	3	EQ/Large Cap Growth Index Portfolio (Class K)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Large Cap Growth Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.
This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$90	0.85%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 11.06% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The sectors that contributed the most to the Portfolio’s absolute performance were Information Technology, Communication Services, and Health Care.
•	The stocks that contributed the most to absolute performance were NVIDIA Corp., Alphabet Inc., Broadcom Inc., Microsoft Corp., and Meta Platforms, Inc.
What detracted from performance during the year?

•	The Real Estate and Energy sectors detracted slightly from the Portfolio’s absolute performance.
•	The stocks that detracted the most from absolute performance were ServiceNow, Inc., a cloud computing platform, Lululemon Athletica, Inc., an athletic apparel company, PayPal Holdings, Inc., a digital payment platform operator, Salesforce, Inc., a cloud-based software company, and Doximity, Inc., a network for healthcare professionals.
•	Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized,
which limited the Portfolio’s participation in the subsequent equity market recovery.

Annual Shareholder Report - December 31, 2025	1	EQ/Large Cap Growth Managed Volatility Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Large Cap Growth Managed Volatility Portfolio (Class IB)	11.06%	11.64%	15.01%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Growth Index	18.56%	15.32%	18.13%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$4,600,833,354

Number of Portfolio Holdings	439

Total Investment Advisory Fees Paid	$20,618,535

Portfolio Turnover Rate	28%

Annual Shareholder Report - December 31, 2025	2	EQ/Large Cap Growth Managed Volatility Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	30.5%

Consumer Discretionary	9.6%

Communication Services	9.0%

Health Care	7.4%

Financials	5.5%

Industrials	4.2%

Consumer Staples	1.9%

Real Estate	0.3%

Utilities	0.1%

Energy	0.1%

Materials	0.1%

Exchange Traded Funds	21.0%

Short-Term Investments	4.6%

Cash and Other Assets Less Liabilities	5.7%

Top Holdings (as a % of Net Assets)

Vanguard Russell 1000 Growth ETF	7.0%

NVIDIA Corp.	6.8%

Microsoft Corp.	5.5%

iShares Morningstar Growth ETF	5.2%

Apple, Inc.	5.1%

JPMorgan Prime Money Market Fund, IM Shares	4.6%

Vanguard Growth ETF	4.2%

Amazon.com, Inc.	3.4%

Broadcom, Inc.	3.2%

State Street SPDR Portfolio S&P 500 Growth ETF	3.1%

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025. H.S. Management Partners, LLC is no longer a sub-adviser to the Portfolio.

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A071-B
146458_B

Annual Shareholder Report - December 31, 2025	3	EQ/Large Cap Growth Managed Volatility Portfolio (Class IB)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Large Cap Growth Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$63	0.60%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 11.34% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to the Portfolio’s absolute performance were Information Technology, Communication Services, and Health Care.
•
The stocks that contributed the most to absolute performance were NVIDIA Corp., Alphabet Inc., Broadcom Inc., Microsoft Corp., and Meta Platforms, Inc.

What detracted from performance during the year?

•
The Real Estate and Energy sectors detracted slightly from the Portfolio’s absolute performance.
•
The stocks that detracted the most from absolute performance were ServiceNow, Inc., a cloud computing platform, Lululemon Athletica, Inc., an athletic apparel company, PayPal Holdings, Inc., a digital payment platform operator, Salesforce, Inc., a cloud-based software company, and Doximity, Inc., a network for healthcare professionals.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized,
which limited the Portfolio’s participation in the subsequent equity market recovery.

Annual Shareholder Report - December 31, 2025	1	EQ/Large Cap Growth Managed Volatility Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Large Cap Growth Managed Volatility Portfolio (Class K)	11.34%	11.91%	15.30%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Growth Index	18.56%	15.32%	18.13%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$4,600,833,354

Number of Portfolio Holdings	439

Total Investment Advisory Fees Paid	$20,618,535

Portfolio Turnover Rate	28%

Annual Shareholder Report - December 31, 2025	2	EQ/Large Cap Growth Managed Volatility Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)
Information Technology	30.5%
Consumer Discretionary	9.6%
Communication Services	9.0%
Health Care	7.4%
Financials	5.5%
Industrials	4.2%
Consumer Staples	1.9%
Real Estate	0.3%
Utilities	0.1%
Energy	0.1%
Materials	0.1%
Exchange Traded Funds	21.0%
Short-Term Investments	4.6%
Cash and Other Assets Less Liabilities	5.7%

Top Holdings (as a % of Net Assets)

Vanguard Russell 1000 Growth ETF	7.0%

NVIDIA Corp.	6.8%

Microsoft Corp.	5.5%

iShares Morningstar Growth ETF	5.2%

Apple, Inc.	5.1%

JPMorgan Prime Money Market Fund, IM Shares	4.6%

Vanguard Growth ETF	4.2%

Amazon.com, Inc.	3.4%

Broadcom, Inc.	3.2%

State Street SPDR Portfolio S&P 500 Growth ETF	3.1%

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025. H.S. Management Partners, LLC is no longer a sub-adviser to the Portfolio.

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio
holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A071-K
146458_K

Annual Shareholder Report - December 31, 2025	3	EQ/Large Cap Growth Managed Volatility Portfolio (Class K)

EQ/LARGE CAP VALUE INDEX PORTFOLIO
(CLASS IB)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Large Cap Value Index Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.
This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$80	0.74%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 15.04% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The sectors that contributed the most to performance were Financials, Industrials, and Information Technology.
•	The stocks that contributed the most to performance were Alphabet Inc., JPMorgan Chase & Co., Micron Technology, Inc., and Johnson & Johnson.
What detracted from performance during the year?

•	The sectors that detracted the most from performance were Real Estate, Consumer Staples, and Consumer Discretionary.
•	The stocks that detracted the most from performance were UnitedHealth Group, Inc., Fiserv, Inc., a financial technology company, Accenture plc, a professional services company, and Procter & Gamble Co.

Annual Shareholder Report - December 31, 2025	1	EQ/Large Cap Value Index Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Large Cap Value Index Portfolio (Class IB)	15.04%	10.52%	9.77%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Value Index	15.91%	11.33%	10.53%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2025)

Net Assets	$978,303,158

Number of Portfolio Holdings	876

Total Investment Advisory Fees Paid	$3,077,079

Portfolio Turnover Rate	18%

Annual Shareholder Report - December 31, 2025	2	EQ/Large Cap Value Index Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	22.2%

Industrials	12.9%

Health Care	12.1%

Information Technology	11.2%

Communication Services	8.4%

Consumer Discretionary	7.4%

Consumer Staples	7.2%

Energy	5.7%

Utilities	4.3%

Materials	4.0%

Real Estate	3.9%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	0.5%

Top Holdings (as a % of Net Assets)

Berkshire Hathaway, Inc., Class B	3.1%

JPMorgan Chase & Co.	2.9%

Alphabet, Inc., Class A	2.1%

Amazon.com, Inc.	2.0%

Alphabet, Inc., Class C	1.8%

Exxon Mobil Corp.	1.7%

Johnson & Johnson	1.7%

Walmart, Inc.	1.5%

Bank of America Corp.	1.1%

Procter & Gamble Co. (The)	1.1%

 Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025,
t
he Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.
This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

 Additional Information

For additional information about the Portfolio, including its prospectus, financial
statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or
scan the adjacent QR code.

A072-B
146459_B

Annual Shareholder Report - December 31, 2025	3	EQ/Large Cap Value Index Portfolio (Class IB)

EQ/LARGE CAP VALUE INDEX PORTFOLIO
(CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Large Cap Value Index Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$53	0.49%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 15.31% for the
year
ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to performance were Financials, Industrials, and Information Technology.
•
The stocks that contributed the most to performance were Alphabet Inc., JPMorgan Chase & Co., Micron Technology, Inc., and Johnson & Johnson.

What detracted from performance during the year?

•
The sectors that detracted the most from performance were Real Estate, Consumer Staples, and Consumer Discretionary.
•
The stocks that detracted the most from performance were UnitedHealth Group, Inc., Fiserv, Inc., a financial technology company, Accenture plc, a professional services company, and Procter & Gamble Co.

Annual Shareholder Report - December 31, 2025	1	EQ/Large Cap Value Index Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Large Cap Value Index Portfolio (Class K)	15.31%	10.80%	10.05%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Value Index	15.91%	11.33%	10.53%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$978,303,158

Number of Portfolio Holdings	876

Total Investment Advisory Fees Paid	$3,077,079

Portfolio Turnover Rate	18%

Annual Shareholder Report - December 31, 2025	2	EQ/Large Cap Value Index Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	22.2%

Industrials	12.9%

Health Care	12.1%

Information Technology	11.2%

Communication Services	8.4%

Consumer Discretionary	7.4%

Consumer Staples	7.2%

Energy	5.7%

Utilities	4.3%

Materials	4.0%

Real Estate	3.9%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	0.5%

Top Holdings (as a % of Net Assets)

Berkshire Hathaway, Inc., Class B	3.1%

JPMorgan Chase & Co.	2.9%

Alphabet, Inc., Class A	2.1%

Amazon.com, Inc.	2.0%

Alphabet, Inc., Class C	1.8%

Exxon Mobil Corp.	1.7%

Johnson & Johnson	1.7%

Walmart, Inc.	1.5%

Bank of America Corp.	1.1%

Procter & Gamble Co. (The)	1.1%

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or
scan the adjacent QR code.

A072-K
146459_K

Annual Shareholder Report - December 31, 2025	3	EQ/Large Cap Value Index Portfolio (Class K)

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Large Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$90	0.86%

How did the Portfolio perform last year and w
hat
affected its performance?
The Portfolio’s Class IB shares returned 10.62% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The sectors that contributed the most to the Portfolio’s absolute performance were Information Technology, Financials, and Industrials.
•	The stocks that contributed the most to absolute performance were Alphabet Inc., NVIDIA Corp., JPMorgan Chase & Co., RTX Corp., an aerospace and defense conglomerate, and Microsoft Corp.
What detracted from performance during the year?

•	The sectors that contributed the least to the Portfolio’s absolute performance were Real Estate and Consumer Staples.
•	The stocks that detracted the most from performance were UnitedHealth Group, home builder Lennar Corp., Adobe, Inc., a software company, Fiserv, Inc., a financial technology company, and Constellation Brands, Inc., a beverage distributor.
•	Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized, which limited the Portfolio’s participation in the subsequent equity market recovery.

Annual Shareholder Report - December 31, 2025	1	EQ/Large Cap Value Managed Volatility Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Large Cap Value Managed Volatility Portfolio (Class IB)	10.62%	9.69%	9.56%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Value Index	15.91%	11.33%	10.53%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2025)

Net Assets	$3,590,784,040

Number of Portfolio Holdings	940

Total Investment Advisory Fees Paid	$16,474,894

Portfolio Turnover Rate	14%

Annual Shareholder Report - December 31, 2025	2	EQ/Large Cap Value Managed Volatility Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	18.4%

Information Technology	11.6%

Industrials	10.3%

Health Care	10.1%

Communication Services	6.1%

Consumer Discretionary	5.8%

Consumer Staples	5.3%

Energy	4.2%

Utilities	4.0%

Materials	3.7%

Real Estate	2.6%

Exchange Traded Funds	9.1%

Short-Term Investments	3.3%

Cash and Other Assets Less Liabilities	5.5%

Additional Information

For additional information about the Portfolio, including its prospectus
, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144,
or
scan the adjacent QR code.

A073-B
146460_B

Annual Shareholder Report - December 31, 2025	3	EQ/Large Cap Value Managed Volatility Portfolio (Class IB)

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Large Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$64	0.61%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 10.86% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to the Portfolio’s absolute performance were Information Technology, Financials, and Industrials.
•
The stocks that contributed the most to absolute performance were Alphabet Inc., NVIDIA Corp., JPMorgan Chase & Co., RTX Corp., an aerospace and defense conglomerate, and Microsoft Corp.

What detracted from performance during the year?

•
The sectors that contributed the least to the Portfolio’s absolute performance were Real Estate and Consumer Staples.
•
The stocks that detracted the most from performance were UnitedHealth Group, home builder Lennar Corp., Adobe, Inc., a software company, Fiserv, Inc., a financial technology company, and Constellation Brands, Inc., a beverage distributor.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized, which limited the Portfolio’s participation in the subsequent equity market recovery.

Annual Shareholder Report - December 31, 2025	1	EQ/Large Cap Value Managed Volatility Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Large Cap Value Managed Volatility Portfolio (Class K)	10.86%	9.96%	9.82%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Value Index	15.91%	11.33%	10.53%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$3,590,784,040

Number of Portfolio Holdings	940

Total Investment Advisory Fees Paid	$16,474,894

Portfolio Turnover Rate	14%

Annual Shareholder Report - December 31, 2025	2	EQ/Large Cap Value Managed Volatility Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	18.4%

Information Technology	11.6%

Industrials	10.3%

Health Care	10.1%

Communication Services	6.1%

Consumer Discretionary	5.8%

Consumer Staples	5.3%

Energy	4.2%

Utilities	4.0%

Materials	3.7%

Real Estate	2.6%

Exchange Traded Funds	9.1%

Short-Term Investments	3.3%

Cash and Other Assets Less Liabilities	5.5%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144,
or
scan the adjacent QR code.

A073-K
146460_K

Annual Shareholder Report - December 31, 2025	3	EQ/Large Cap Value Managed Volatility Portfolio (Class K)

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Lazard Emerging Markets Equity Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$163	1.35%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 42.06% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Stock selection in the Financials and Consumer Discretionary sectors contributed to performance.
•
Stock selection in Indonesia and Taiwan contributed to performance.
•
SK Hynix, Inc., a South Korean manufacturer of semiconductors, reported record third quarter earnings on the back of high AI-related demand for its chips.
•
Taiwan Semiconductor Manufacturing Co. Ltd. reported better than expected third quarter results and management raised its 2025 sales growth forecast.
•
OTP Bank Nyrt., a Hungarian bank, reported third quarter earnings that beat market expectations with growth in net interest income, highlighting strong core banking performance.
•
Shares of Alibaba Group Holding Ltd. rose on investor enthusiasm over potential improving growth prospects for the China-based
e-commerce
giant’s cloud and AI business segments.

What detracted from performance during the year?

•
Stock selection in the Materials sector detracted from performance.
•
Stock selection in Brazil and South Africa detracted from performance.
•
Shares of drugmaker Sinopharm Group Co. Ltd. fell as part of a broader decline in Chinese health care stocks to start 2025.
•
Tata Consultancy Services Ltd., an Indian IT services company, underperformed due to concerns around growth.
•
BIM Birlesik Magazalar A/S, a Turkish retail company, underperformed as persistent inflation and currency weakness in Turkey pressured consumer purchasing power, weighing on same-store sales growth. At the same time, rising operating costs, particularly from higher wages and imported goods, squeezed margins.
•
Novatek Microelectronics Corp., a Taiwanese chip-designer, underperformed following a drop in net profits.

Annual Shareholder Report - December 31, 2025	1	EQ/Lazard Emerging Markets Equity Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have
performed since inception compared to the MSCI Emerging Markets (Net Dividends) Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/Lazard Emerging Markets Equity Portfolio (Class IB)	42.06%	10.84%	9.61%
MSCI Emerging Markets (Net Dividends) Index	33.57%	4.20%	7.80%

*	Date of inception: October 22, 2018
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$575,796,929

Number of Portfolio Holdings	90

Total Investment Advisory Fees Paid	$4,298,554

Portfolio Turnover Rate	28%

Annual Shareholder Report - December 31, 2025	2	EQ/Lazard Emerging Markets Equity Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

China	19.8%

Taiwan	15.0%

South Korea	11.5%

Brazil	11.0%

South Africa	7.8%

India	7.0%

Mexico	6.1%

Indonesia	4.8%

Hungary	2.5%

Greece	2.5%

Other	9.6%

Sector Weightings (as a % of Net Assets)

Financials	26.1%

Information Technology	23.4%

Consumer Discretionary	9.4%

Communication Services	8.1%

Industrials	7.8%

Consumer Staples	6.5%

Energy	5.8%

Materials	5.5%

Health Care	3.3%

Utilities	1.7%

Short-Term Investments	2.8%

Cash and Other Assets Less Liabilities	-0.4%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144,
or
scan the adjacent QR code.

A074-B
158950_B

Annual Shareholder Report - December 31, 2025	3	EQ/Lazard Emerging Markets Equity Portfolio (Class IB)

EQ/LONG-TERM BOND PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Long-Term Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$67	0.65%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 5.85% for the year ended December 31, 2025.
What contributed to performance during the year?

•	From a duration perspective, the Portfolio’s overweight exposure in the long end of the curve contributed to performance.
•	From a sector allocation perspective, the Portfolio’s exposure to high-yield corporate bonds contributed to performance.
•	From a security selection perspective, selection within local municipal bonds contributed to performance.
What detracted from performance during the year?

•	From a duration perspective, the Portfolio’s underweight exposure in the 7- to 10-year part of the curve detracted from performance.
•	From a security selection perspective, selection within investment-grade corporate bonds and government sovereign bonds detracted from performance.

Annual Shareholder Report - December 31, 2025	1	EQ/Long-Term Bond Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Long Government/Credit Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	Since Inception*
EQ/Long-Term Bond Portfolio (Class IB)	5.85%	-5.74%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.30%
Bloomberg U.S. Long Government/Credit Bond Index	6.62%	-5.09%

*	Date of inception: August 2, 2021
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2025)

Net Assets	$2,598,730,001

Number of Portfolio Holdings	543

Total Investment Advisory Fees Paid	$7,303,537

Portfolio Turnover Rate	53%

Annual Shareholder Report - December 31, 2025	2	EQ/Long-Term Bond Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	50.3%

Corporate Bonds	43.5%

Foreign Government Securities	2.5%

Municipal Bonds	1.3%

U.S. Government Agency Securities	0.5%

Supranational	0.1%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	0.9%

 Additional Information

For additional information about the Portfolio, including its prospectus, financial
statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144,
or
scan the adjacent QR code.

A075-B
162745_B

Annual Shareholder Report - December 31, 2025	3	EQ/Long-Term Bond Portfolio (Class IB)

EQ/LONG-TERM BOND PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Long-Term Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$41	0.40%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class K shares returned 6.11% for the year ended December 31, 2025.
What contributed to performance during the year?

•	From a duration perspective, the Portfolio’s overweight exposure in the long end of the curve contributed to performance.
•	From a sector allocation perspective, the Portfolio’s exposure to high-yield corporate bonds contributed to performance.
•	From a security selection perspective, selection within local municipal bonds contributed to performance.
What detracted from performance during the year?

•	From a duration perspective, the Portfolio’s underweight exposure in the 7- to 10-year part of the curve detracted from performance.
•	From a security selection perspective, selection within investment-grade corporate bonds and government sovereign bonds detracted from performance.

Annual Shareholder Report - December 31, 2025	1	EQ/Long-Term Bond Portfolio (Class K)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Long Government/Credit Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	Since Inception*
EQ/Long-Term Bond Portfolio (Class K)	6.11%	-5.51%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.30%
Bloomberg U.S. Long Government/Credit Bond Index	6.62%	-5.09%

*	Date of inception: August 2, 2021
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2025)

Net Assets	$2,598,730,001

Number of Portfolio Holdings	543

Total Investment Advisory Fees Paid	$7,303,537

Portfolio Turnover Rate	53%

Annual Shareholder Report - December 31, 2025	2	EQ/Long-Term Bond Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	50.3%

Corporate Bonds	43.5%

Foreign Government Securities	2.5%

Municipal Bonds	1.3%

U.S. Government Agency Securities	0.5%

Supranational	0.1%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	0.9%

Additional Information

For additional information about the Portfolio, including
its
prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144,
or
scan the adjacent QR code.

A075-K
162745_K

Annual Shareholder Report - December 31, 2025	3	EQ/Long-Term Bond Portfolio (Class K)

EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Loomis Sayles Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$111	1.04%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 13.08% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The Portfolio’s positions in Alphabet Inc., NVIDIA Corporation, and Alnylam Pharmaceuticals, Inc. contributed the most to performance.
•	Stock selection in the Consumer Staples, Industrials, and Consumer Discretionary sectors contributed to performance.
•	Allocations in the Communication Services and Health Care sectors also contributed positively.
What detracted from performance during the year?

•	The Portfolio’s positions in Novo Nordisk A/S, a Danish pharmaceutical company, Salesforce, Inc., a software company, and Mobileye Global, Inc., an autonomous driving company, detracted the most from performance.
•	Stock selection in the Health Care, Information Technology, Financials, and Communication Services sectors detracted from performance.
•	Allocations in the Information Technology, Consumer Discretionary, Consumer Staples, and Financials sectors also detracted.

Annual Shareholder Report - December 31, 2025	1	EQ/Loomis Sayles Growth Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 3000
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Loomis Sayles Growth Portfolio (Class IB)	13.08%	12.72%	15.87%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 3000 ® Growth Index	18.15%	14.59%	17.59%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2025)

Net Assets	$893,535,718

Number of Portfolio Holdings	44

Total Investment Advisory Fees Paid	$5,959,160

Portfolio Turnover Rate	4%

Annual Shareholder Report - December 31, 2025	2	EQ/Loomis Sayles Growth Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	26.5%

Communication Services	22.6%

Consumer Discretionary	17.4%

Health Care	14.2%

Financials	8.0%

Industrials	6.4%

Consumer Staples	4.2%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	0.1%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.8%

Alphabet, Inc., Class A	7.7%

Tesla, Inc.	7.4%

Meta Platforms, Inc., Class A	7.0%

Amazon.com, Inc.	6.1%

Netflix, Inc.	5.7%

Oracle Corp.	4.8%

Boeing Co. (The)	4.3%

Visa, Inc., Class A	3.9%

Monster Beverage Corp.	3.8%

Additional Information
For additional information about the
Portfolio
, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A076-B
146466_B

Annual Shareholder Report - December 31, 2025	3	EQ/Loomis Sayles Growth Portfolio (Class IB)

EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Loomis Sayles Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$85	0.79%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 13.31% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s positions in Alphabet Inc., NVIDIA Corporation, and Alnylam Pharmaceuticals, Inc. contributed the most to performance.
•
Stock selection in the Consumer Staples, Industrials, and Consumer Discretionary sectors contributed to performance.
•
Allocations in the Communication Services and Health Care sectors also contributed positively.

What detracted from performance during the year?

•
The Portfolio’s positions in Novo Nordisk A/S, a Danish pharmaceutical company, Salesforce, Inc., a software company, and Mobileye Global, Inc., an autonomous driving company, detracted the most from performance.
•
Stock selection in the Health Care, Information Technology, Financials, and Communication Services sectors detracted from performance.
•
Allocations in the Information Technology, Consumer Discretionary, Consumer Staples, and Financials sectors also detracted.

Annual Shareholder Report - December 31, 2025	1	EQ/Loomis Sayles Growth Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 3000
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Loomis Sayles Growth Portfolio (Class K)	13.31%	12.99%	16.15%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 3000 ® Growth Index	18.15%	14.59%	17.59%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$893,535,718

Number of Portfolio Holdings	44

Total Investment Advisory Fees Paid	$5,959,160

Portfolio Turnover Rate	4%

Annual Shareholder Report - December 31, 2025	2	EQ/Loomis Sayles Growth Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	26.5%

Communication Services	22.6%

Consumer Discretionary	17.4%

Health Care	14.2%

Financials	8.0%

Industrials	6.4%

Consumer Staples	4.2%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	0.1%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.8%

Alphabet, Inc., Class A	7.7%

Tesla, Inc.	7.4%

Meta Platforms, Inc., Class A	7.0%

Amazon.com, Inc.	6.1%

Netflix, Inc.	5.7%

Oracle Corp.	4.8%

Boeing Co. (The)	4.3%

Visa, Inc., Class A	3.9%

Monster Beverage Corp.	3.8%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A076-K
146466_K

Annual Shareholder Report - December 31, 2025	3	EQ/Loomis Sayles Growth Portfolio (Class K)

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/MFS International Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$121	1.10%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 20.90% for the year ended December 31, 2025.
What contributed to performance during the year?

•	Holding stocks in the Information Technology and Industrials sectors contributed to the Portfolio’s absolute performance.
•	Positions in the Materials and Financials sectors further aided absolute results.
•	Taiwan Semiconductor Manufacturing Co. Ltd., Agnico Eagle Mines Ltd., a Canadian-based gold producer, and Roche Holding AG, a Swiss healthcare company, were top contributors.
What detracted from performance during the year?

•	Holding stocks in the Utilities sector detracted from absolute performance.
•	Positions in Novo Nordisk A/S, a Danish pharmaceutical company, Diageo plc, a British alcoholic beverage company, and James Hardie Industries plc, a manufacturer of building materials, detracted from performance.

Annual Shareholder Report - December 31, 2025	1	EQ/MFS International Growth Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI ACWI ex USA (Net) Index and MSCI ACWI ex USA Growth (Net) Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/MFS International Growth Portfolio (Class IB)	20.90%	6.90%	9.61%
MSCI ACWI ex USA (Net) Index	32.38%	7.91%	8.41%
MSCI ACWI ex USA Growth (Net) Index	25.65%	4.01%	7.92%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,440,029,678

Number of Portfolio Holdings	86

Total Investment Advisory Fees Paid	$9,802,711

Portfolio Turnover Rate	14%

Annual Shareholder Report - December 31, 2025	2	EQ/MFS International Growth Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

United States	16.2%

United Kingdom	10.4%

Japan	9.1%

France	8.8%

Germany	8.4%

Canada	7.8%

Taiwan	6.2%

China	4.2%

Netherlands	3.8%

India	3.4%

Other	20.9%

Sector Weightings (as a % of Net Assets)

Information Technology	16.7%

Industrials	16.5%

Materials	13.6%

Financials	12.9%

Health Care	12.8%

Consumer Discretionary	11.8%

Consumer Staples	9.2%

Communication Services	3.7%

Energy	1.7%

Utilities	0.3%

Cash and Other Assets Less Liabilities	0.8%

Additional Information
For additional information about the Portfolio,
including
its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A077-B
146454_B

Annual Shareholder Report - December 31, 2025	3	EQ/MFS International Growth Portfolio (Class IB)

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/MFS International Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class k	$94	0.85%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class K shares returned 21.38% for the year ended December 31, 2025.
What contributed to performance during the year?

•	Holding stocks in the Information Technology and Industrials sectors contributed to the Portfolio’s absolute performance.
•	Positions in the Materials and Financials sectors further aided absolute results.
•	Taiwan Semiconductor Manufacturing Co. Ltd., Agnico Eagle Mines Ltd., a Canadian-based gold producer, and Roche Holding AG, a Swiss healthcare company, were top contributors.
What detracted from performance during the year?

•	Holding stocks in the Utilities sector detracted from absolute performance.
•	Positions in Novo Nordisk A/S, a Danish pharmaceutical company, Diageo plc, a British alcoholic beverage company, and James Hardie Industries plc, a manufacturer of building materials, detracted from performance.

Annual Shareholder Report - December 31, 2025	1	EQ/MFS International Growth Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI ACWI ex USA (Net) Index and MSCI ACWI ex USA Growth (Net) Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/MFS International Growth Portfolio (Class K)	21.38%	7.19%	9.88%
MSCI ACWI ex USA (Net) Index	32.38%	7.91%	8.41%
MSCI ACWI ex USA Growth (Net) Index	25.65%	4.01%	7.92%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reﬂect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,440,029,678

Number of Portfolio Holdings	86

Total Investment Advisory Fees Paid	$9,802,711

Portfolio Turnover Rate	14%

Annual Shareholder Report - December 31, 2025	2	EQ/MFS International Growth Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

United States	16.2%

United Kingdom	10.4%

Japan	9.1%

France	8.8%

Germany	8.4%

Canada	7.8%

Taiwan	6.2%

China	4.2%

Netherlands	3.8%

India	3.4%

Other	20.9%

Sector Weightings (as a % of Net Assets)

Information Technology	16.7%

Industrials	16.5%

Materials	13.6%

Financials	12.9%

Health Care	12.8%

Consumer Discretionary	11.8%

Consumer Staples	9.2%

Communication Services	3.7%

Energy	1.7%

Utilities	0.3%

Cash and Other Assets Less Liabilities	0.8%

Additional Information
For additional information about the Portfolio, including its prospectus
, ﬁnancial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144,
or scan the adjacent QR code.

A077-K
146454_K

Annual Shareholder Report - December 31, 2025	3	EQ/MFS International Growth Portfolio (Class K)

EQ/MFS INTERNATIONAL INTRINSIC VALUE
PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/MFS International Intrinsic Value Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$134	1.15%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 32.95% for the year ended December 31, 2025.
What contributed to performance
during
the year?

•	Holding stocks in the Financials sector contributed to the Portfolio’s absolute performance.
•	Holding stocks in the Industrials sector further supported returns.
•	Positions in CaixaBank SA, a Spanish financial group, Franco-Nevada Corporation, a gold-focused royalty and streaming company, and NatWest Group plc, a UK banking group, contributed to absolute performance.
What detracted from performance during the year?

•	Holding stocks in the Consumer Staples sector detracted from absolute performance.
•	Positions in Diageo plc, a British alcoholic beverage company, Wolters Kluwer N.V., a company that provides information, software, and services for professionals, and Dassault Systemes SE, a French software company, detracted from performance.

Annual Shareholder Report - December 31, 2025	1	EQ/MFS International Intrinsic Value Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since
inception compared to the MSCI EAFE
®
Index and MSCI EAFE
®
Value (Net) Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/MFS International Intrinsic Value Portfolio (Class IB)	32.95%	6.99%	10.32%
MSCI EAFE ® Index	31.22%	8.92%	9.18%
MSCI EAFE ® Value (Net) Index	42.25%	13.36%	9.82%

*	Date of inception: October 22, 2018
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,453,363,515

Number of Portfolio Holdings	87

Total Investment Advisory Fees Paid	$10,171,001

Portfolio Turnover Rate	19%

Annual Shareholder Report - December 31, 2025	2	EQ/MFS International Intrinsic Value Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

United States	16.0%

Japan	12.0%

United Kingdom	11.2%

France	9.8%

Germany	6.8%

Switzerland	6.6%

Canada	5.3%

Ireland	4.3%

Spain	3.8%

Taiwan	3.2%

Other	18.1%

Sector Weightings (as a % of Net Assets)

Financials	24.9%

Industrials	17.4%

Materials	16.0%

Health Care	12.1%

Information Technology	11.7%

Consumer Staples	7.3%

Energy	4.6%

Consumer Discretionary	3.1%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	1.9%

Additional Information
For additional information about the Portfolio, including its prospectus
, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A078-B
158951_B

Annual Shareholder Report - December 31, 2025	3	EQ/MFS International Intrinsic Value Portfolio (Class IB)

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/MFS Mid Cap Focused Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can ﬁnd additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$113	1.10%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 5.60% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The Communication Services and Industrials sectors were the primary contributors to the Portfolio’s absolute performance.
•	In the Industrials sector, a position in Howmet Aerospace Inc. contributed to performance.
•	In the Communication Services sector, a position in Spotify Technology SA, a digital audio streaming service, contributed to performance.
•	The Health Care sector also contributed to performance. Exact Sciences, a molecular diagnostics company, was a top contributor.
What detracted from performance during the year?

•	The Information Technology and Consumer Discretionary sectors were the primary detractors from the Portfolio’s performance.
•	Positions in HubSpot, Inc., a developer of software products for marketing, sales, and customer service, Manhattan Associates, Inc., a supplier of supply chain and inventory software solutions, and Tyler Technologies, Inc., a software company, detracted from performance.
•	Security selection and sector allocation detracted from the Portfolio’s performance relative to the Russell Midcap ® Growth Index.

Annual Shareholder Report - December 31, 2025	1	EQ/MFS Mid Cap Focused Growth Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the Russell 1000
®
Index and Russell Midcap
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/MFS Mid Cap Focused Growth Portfolio (Class IB)	5.60%	5.09%	10.61%
Russell 1000 ® Index	17.37%	13.59%	15.00%
Russell Midcap ® Growth Index	8.66%	6.65%	12.57%

*	Date of inception: October 22, 2018
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reﬂect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$531,423,663

Number of Portfolio Holdings	49

Total Investment Advisory Fees Paid	$3,892,249

Portfolio Turnover Rate	60%

Annual Shareholder Report - December 31, 2025	2	EQ/MFS Mid Cap Focused Growth Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	19.2%

Consumer Discretionary	17.7%

Health Care	17.4%

Industrials	13.1%

Communication Services	12.0%

Financials	10.7%

Energy	2.9%

Real Estate	2.4%

Utilities	2.3%

Materials	2.0%

Cash and Other Assets Less Liabilities	0.3%

Top Holdings (as a % of Net Assets)

Howmet Aerospace, Inc.	5.9%

Take-Two Interactive Software, Inc.	4.0%

Natera, Inc.	3.6%

Exact Sciences Corp.	3.4%

Monolithic Power Systems, Inc.	3.3%

Guidewire Software, Inc.	3.2%

TKO Group Holdings, Inc., Class A	3.1%

Quanta Services, Inc.	2.9%

LPL Financial Holdings, Inc.	2.7%

Live Nation Entertainment, Inc.	2.7%

Additional Information
For additional information about the Portfolio, including its prospectus, ﬁnancial statements
, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A079-B
158948_B

Annual Shareholder Report - December 31, 2025	3	EQ/MFS Mid Cap Focused Growth Portfolio (Class IB)

EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/MFS Technology Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can ﬁnd additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$119	1.10%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 16.24% for the year ended December 31, 2025.
What contributed to performance during the year?

•	Holding stocks in the Electronics, Interactive Media Services, and Computer Systems industries contributed the most to the Portfolio’s absolute performance.
•	The stocks that contributed the most to absolute performance were Alphabet Inc., Broadcom Inc., and NVIDIA Corp.
What detracted from performance during the year?

•	Holding stocks in the Business Services and Internet industries weighed on the Portfolio’s absolute performance.
•	The stocks that detracted the most were Salesforce, Inc., a cloud-based software company, Accenture plc, a professional services company, and Marvell Technology, Inc., a global semiconductor company.

Annual Shareholder Report - December 31, 2025	1	EQ/MFS Technology Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the S&P 500
®
Index and S&P North American Technology Sector Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/MFS Technology Portfolio (Class IB)	16.24%	12.06%	17.34%
S&P 500 ® Index	17.88%	14.42%	15.26%
S&P North American Technology Sector Index	27.82%	18.02%	22.32%

*	Date of inception: October 22, 2018
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reﬂect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,247,047,160

Number of Portfolio Holdings	51

Total Investment Advisory Fees Paid	$8,238,928

Portfolio Turnover Rate	69%

Annual Shareholder Report - December 31, 2025	2	EQ/MFS Technology Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	81.9%

Communication Services	14.0%

Industrials	2.7%

Financials	0.5%

Short-Term Investments	0.5%

Cash and Other Assets Less Liabilities	0.4%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	9.9%

Alphabet, Inc., Class A	9.2%

Apple, Inc.	8.4%

Microsoft Corp.	8.3%

Broadcom, Inc.	7.7%

Shopify, Inc., Class A	5.1%

Meta Platforms, Inc., Class A	4.7%

Advanced Micro Devices, Inc.	3.3%

Lam Research Corp.	2.5%

Oracle Corp.	2.4%

Additional Information
For additional information
about
the Portfolio, including its prospectus,
ﬁnancial
statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A080_B
158952_B

Annual Shareholder Report - December 31, 2025	3	EQ/MFS Technology Portfolio (Class IB)

EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This
annual shareholder repo
rt contains important information about the EQ/MFS Utilities Series Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can ﬁnd additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$113	1.05%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 14.65% for the year ended December 31, 2025.
What contributed to performance during the year?

•	Holding stocks in the independent power and renewable electricity producers industry contributed to the Portfolio’s absolute performance.
•	Holding stocks in the water utilities and gas utilities industries also contributed to absolute performance.
•	The individual holdings that contributed the most to absolute performance were three companies focused on renewable energy: Constellation Energy Corporation, RWE AG, and Enel Group SpA.
What detracted from performance during the year?

•	Holding stocks in the electrical equipment industry weighed on the Portfolio’s absolute performance.
•	The individual holdings that detracted the most from absolute performance were PG&E Corporation, a U.S. utility company, Edison International, an electric utility holding company, and Generac Holdings, Inc., a manufacturer of power generation and energy management solutions.

Annual Shareholder Report - December 31, 2025	1	EQ/MFS Utilities Series Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the S&P 500
®
Index and MSCI ACWI Utilities (Net) Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/MFS Utilities Series Portfolio (Class IB)	14.65%	7.33%	8.61%
S&P 500 ® Index	17.88%	14.42%	15.26%
MSCI ACWI Utilities (Net) Index	23.47%	7.79%	8.71%

*	Date of inception: October 22, 2018
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$230,854,090

Number of Portfolio Holdings	52

Total Investment Advisory Fees Paid	$1,389,131

Portfolio Turnover Rate	20%

Annual Shareholder Report - December 31, 2025	2	EQ/MFS Utilities Series Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector & Industry Weightings (as a % of Net Assets)

Utilities		98.5%

Electric Utilities	59.9%

Multi-Utilities	26.3%

Independent Power and Renewable Electricity Producers	9.1%

Gas Utilities	2.0%

Water Utilities	1.2%

Industrials		0.3%

Electrical Equipment	0.3%

Cash and Other Assets Less Liabilities		1.2%

Top Holdings (as a % of Net Assets)

NextEra Energy, Inc.	11.1%

Constellation Energy Corp.	8.4%

PG&E Corp.	5.8%

Xcel Energy, Inc.	5.1%

Sempra	4.9%

Vistra Corp.	4.2%

DTE Energy Co.	3.9%

Dominion Energy, Inc.	3.9%

American Electric Power Co., Inc.	3.8%

Ameren Corp.	3.8%

Additional Information
For additional information about the Portfolio, including its prospectus, ﬁnancial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A081-B
158953_B

Annual Shareholder Report - December 31, 2025	3	EQ/MFS Utilities Series Portfolio (Class IB)

EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/MFS Utilities Series Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can ﬁnd additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$86	0.80%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class K shares returned 14.94% for the year ended December 31, 2025.
What contributed to performance during the year?

•	Holding stocks in the independent power and renewable electricity producers industry contributed to the Portfolio’s absolute performance.
•	Holding stocks in the water utilities and gas utilities industries also contributed to absolute performance.
•	The individual holdings that contributed the most to absolute performance were three companies focused on renewable energy: Constellation Energy Corporation, RWE AG, and Enel Group SpA.
What detracted from performance during the year?

•	Holding stocks in the electrical equipment industry weighed on the Portfolio’s absolute performance.
•	The individual holdings that detracted the most from absolute performance were PG&E Corporation, a U.S. utility company, Edison International, an electric utility holding company, and Generac Holdings, Inc., a manufacturer of power generation and energy management solutions.

Annual Shareholder Report - December 31, 2025	1	EQ/MFS Utilities Series Portfolio (Class K)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the
Portfolio would have performed since inception compared to the S&P 500
®
Index and MSCI ACWI Utilities (Net) Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/MFS Utilities Series Portfolio (Class K)	14.94%	7.61%	8.89%
S&P 500 ® Index	17.88%	14.42%	15.26%
MSCI ACWI Utilities (Net) Index	23.47%	7.79%	8.71%

*	Date of inception: October 22, 2018
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reﬂect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$230,854,090

Number of Portfolio Holdings	52

Total Investment Advisory Fees Paid	$1,389,131

Portfolio Turnover Rate	20%

Annual Shareholder Report - December 31, 2025	2	EQ/MFS Utilities Series Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector & Industry Weightings (as a % of Net Assets)

Utilities		98.5%

Electric Utilities	59.9%

Multi-Utilities	26.3%

Independent Power and Renewable Electricity Producers	9.1%

Gas Utilities	2.0%

Water Utilities	1.2%

Industrials		0.3%

Electrical Equipment	0.3%

Cash and Other Assets Less Liabilities		1.2%

Top Holdings (as a % of Net Assets)

NextEra Energy, Inc.	11.1%

Constellation Energy Corp.	8.4%

PG&E Corp.	5.8%

Xcel Energy, Inc.	5.1%

Sempra	4.9%

Vistra Corp.	4.2%

DTE Energy Co.	3.9%

Dominion Energy, Inc.	3.9%

American Electric Power Co., Inc.	3.8%

Ameren Corp.	3.8%

Additional Information
For additional information about the Portfolio,
including
its
prospectus
, ﬁnancial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A081-K
158953_K

Annual Shareholder Report - December 31, 2025	3	EQ/MFS Utilities Series Portfolio (Class K)

EQ/MID CAP INDEX PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Mid Cap Index Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$66	0.64%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 6.80% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The sectors that contributed the most to performance were Industrials, Information Technology, and Financials.

•	The stocks that contributed the most to performance were Ciena Corporation, a networking systems, services and software company, Lumentum Holdings Inc., a manufacturer of optical and photonic products, Comfort Systems USA, Inc., a mechanical and electrical contracting services company, Coherent Corp., a manufacturer of optical materials and semiconductors, and EchoStar Corporation, a telecommunications company.
What detracted from performance during the year?

•	The sectors that detracted the most from performance were Consumer Discretionary, Consumer Staples, and Energy.
•	The stocks that detracted the most from performance were Sarepta Therapeutics, Inc., a biopharmaceutical company, Avantor, Inc., a provider of products and services to the biopharmaceutical industry, Nutanix, Inc., an infrastructure platform provider, BellRing Brands, Inc., a nutritional products company, and Manhattan Associates, Inc., a supplier of supply chain and inventory software solutions.

Annual Shareholder Report - December 31, 2025	1	EQ/Mid Cap Index Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and S&P MidCap 400
®
Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Mid Cap Index Portfolio (Class IB)	6.80%	8.42%	9.99%
Russell 1000 ® Index	17.37%	13.59%	14.59%
S&P MidCap 400 ® Index	7.50%	9.12%	10.72%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2025)

Net Assets	$2,626,135,967

Number of Portfolio Holdings	407

Total Investment Advisory Fees Paid	$6,938,418

Portfolio Turnover Rate	17%

Annual Shareholder Report - December 31, 2025	2	EQ/Mid Cap Index Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	23.4%

Financials	16.6%

Information Technology	13.9%

Consumer Discretionary	11.4%

Health Care	8.8%

Real Estate	6.3%

Materials	5.4%

Consumer Staples	4.3%

Energy	3.9%

Utilities	3.3%

Communication Services	2.0%

Short-Term Investments	0.7%

Cash and Other Assets Less Liabilities	0.0	% #

#	Less than 0.05%

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IB shares was lowered from 0.65% to 0.64%. The expense limit includes amounts payable pursuant to Rule 12b-1 under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. In addition, effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.
These changes are intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Additional Information
For additional information about the
Portfolio
, including its prospectus,
financial
statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A082-B
146463_B

Annual Shareholder Report - December 31, 2025	3	EQ/Mid Cap Index Portfolio (Class IB)

EQ/MID CAP INDEX PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Mid Cap Index Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$40	0.39%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class K shares returned 7.10% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The sectors that contributed the most to performance were Industrials, Information Technology, and Financials.
•	The stocks that contributed the most to performance were Ciena Corporation, a networking systems, services and software company, Lumentum Holdings Inc., a manufacturer of optical and photonic products, Comfort Systems USA, Inc., a mechanical and electrical contracting services company, Coherent Corp., a manufacturer of optical materials and semiconductors, and EchoStar Corporation, a telecommunications company.
What detracted from performance during the year?

•	The sectors that detracted the most from performance were Consumer Discretionary, Consumer Staples, and Energy.
•	The stocks that detracted the most from performance were Sarepta Therapeutics, Inc., a biopharmaceutical company, Avantor, Inc., a provider of products and services to the biopharmaceutical industry, Nutanix, Inc., an infrastructure platform provider, BellRing Brands, Inc., a nutritional products company, and Manhattan Associates, Inc., a supplier of supply chain and inventory software solutions.

Annual Shareholder Report - December 31, 2025	1	EQ/Mid Cap Index Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and S&P MidCap 400
®
Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Mid Cap Index Portfolio (Class K)	7.10%	8.69%	10.26%
Russell 1000 ® Index	17.37%	13.59%	14.59%
S&P MidCap 400 ® Index	7.50%	9.12%	10.72%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$2,626,135,967

Number of Portfolio Holdings	407

Total Investment Advisory Fees Paid	$6,938,418

Portfolio Turnover Rate	17%

Annual Shareholder Report - December 31 , 2025	2	EQ/Mid Cap Index Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	23.4%

Financials	16.6%

Information Technology	13.9%

Consumer Discretionary	11.4%

Health Care	8.8%

Real Estate	6.3%

Materials	5.4%

Consumer Staples	4.3%

Energy	3.9%

Utilities	3.3%

Communication Services	2.0%

Short-Term Investments	0.7%

Cash and Other Assets Less Liabilities	0.0%	#

#	Less than 0.05%

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class K shares was lowered from 0.40% to 0.39%. The expense limit excludes certain expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. In addition, effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.
These changes are intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Additional Information
For additional information about the Portfolio, including its prospectus, ﬁnancial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A082-K
146463_K

Annual Shareholder Report - December 31, 2025	3	EQ/Mid Cap Index Portfolio (Class K)

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Mid Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$97	0.95%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 4.98% for the year ended December 31, 2025.
What contrib
u
ted to performance during the year?

•	The sectors that contributed the most to the Portfolio’s absolute performance were Financials, Industrials, and Information Technology.
•	The stocks that contributed the most to absolute performance were Mr Cooper Group, Inc., a mortgage company, Huntington Ingalls Industries, Inc., a military ship building company, WESCO International, Inc., a logistics company, and Ciena Corporation, a networking systems, services and software company.
What detracted from performance during the year?

•	The sectors that detracted the most from the Portfolio’s absolute performance were Health Care and Consumer Staples.
•	The stocks that detracted the most from absolute performance were Perrigo Co. plc, a manufacturer of personal care products, Civitas Resources, Inc., an energy company, Teleflex, Inc., a manufacturer of specialty medical devices, and Charles River Laboratories International, Inc., a scientific research and development company.
•	Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized, which limited the Portfolio’s participation in the subsequent equity market recovery.

Annual Shareholder Report - December 31, 2025	1	EQ/Mid Cap Value Managed Volatility Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would hav
e performed over the past 10 years compared to the Russell 1000
®
Index and Russell Midcap
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Mid Cap Value Managed Volatility Portfolio (Class IB)	4.98%	7.62%	8.20%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell Midcap ® Value Index	11.05%	9.83%	9.78%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reﬂect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,517,366,556

Number of Portfolio Holdings	789

Total Investment Advisory Fees Paid	$8,187,963

Portfolio Turnover Rate	41%

Annual Shareholder Report - December 31, 2025	2	EQ/Mid Cap Value Managed Volatility Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	15.8%

Financials	13.8%

Information Technology	8.2%

Real Estate	7.6%

Health Care	7.2%

Consumer Discretionary	6.8%

Materials	5.2%

Energy	4.4%

Utilities	4.2%

Consumer Staples	3.9%

Communication Services	2.2%

Exchange Traded Funds	10.3%

Short-Term Investments	4.3%

Cash and Other Assets Less Liabilities	6.1%

Additional Information
For additional information about the Portfolio, including its prospectus, ﬁnancial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144,
or scan the adjacent QR code.

A083-B
146464_B

Annual Shareholder Report - December 31, 2025	3	EQ/Mid Cap Value Managed Volatility Portfolio (Class IB)

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Mid Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$71	0.70%

How did the Portfolio perform last year and
what
affected its performance?

The Portfolio’s Class K shares returned 5.20% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to the Portfolio’s absolute performance were Financials, Industrials, and Information Technology.
•
The stocks that contributed the most to absolute performance were Mr Cooper Group, Inc., a mortgage company, Huntington Ingalls Industries, Inc., a military ship building company, WESCO International, Inc., a logistics company, and Ciena Corporation, a networking systems, services and software company.

What detracted from performance during the year?

•
The sectors that detracted the most from the Portfolio’s absolute performance were Health Care and Consumer Staples.
•
The stocks that detracted the most from absolute performance were Perrigo Co. plc, a manufacturer of personal care products, Civitas Resources, Inc., an energy company, Teleflex, Inc., a manufacturer of specialty medical devices, and Charles River Laboratories International, Inc., a scientific research and development company.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized, which limited the Portfolio’s participation in the subsequent equity market recovery.

Annual Shareholder Report - December 31, 2025	1	EQ/Mid Cap Value Managed Volatility Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed ove
r the past 10 years compared to the Russell 1000
®
Index and Russell Midcap
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Mid Cap Value Managed Volatility Portfolio (Class K)	5.20%	7.89%	8.47%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell Midcap ® Value Index	11.05%	9.83%	9.78%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,517,366,556

Number of Portfolio Holdings	789

Total Investment Advisory Fees Paid	$8,187,963

Portfolio Turnover Rate	41%

Annual Shareholder Report - December 31, 2025	2	EQ/Mid Cap Value Managed Volatility Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)
Industrials	15.8%
Financials	13.8%
Information Technology	8.2%
Real Estate	7.6%
Health Care	7.2%
Consumer Discretionary	6.8%
Materials	5.2%
Energy	4.4%
Utilities	4.2%
Consumer Staples	3.9%
Communication Services	2.2%
Exchange Traded Funds	10.3%
Short-Term Investments	4.3%
Cash and Other Assets Less Liabilities	6.1%

Additional Information
For additional information
about
the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A083-K
146464_K

Annual Shareholder Report - December 31, 2025	3	EQ/Mid Cap Value Managed Volatility Portfolio (Class K)

EQ/MONEY MARKET PORTFOLIO (CLASS IA)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Money Market Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IA	$68	0.67%

How did the Portfolio perform last year?
The Portfolio’s Class IA shares returned 3.66% for the year ended December 31, 2025.

How did the Portfolio perform over the
past
10
years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would ha
ve performed over the past 10 years compared to the ICE BofA U.S. 3-Month Treasury Bill Index over the same period.

Annual Shareholder Report - December 31, 2025	1	EQ/Money Market Portfolio (Class IA)

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Money Market Portfolio (Class IA)	3.66%	2.79%	1.73%
ICE BofA U.S. 3-Month Treasury Bill Index	4.21%	3.19%	2.19%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as
of December 31, 2025)

Net Assets	$2,806,280,458

Number of Portfolio Holdings	85

Total Investment Advisory Fees Paid	$8,316,609

What did the Portfolio invest
in
?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

Repurchase Agreements	55.6%

U.S. Treasury Obligations	31.8%

U.S. Government Agency Securities	13.4%

Cash and Other Assets Less Liabilities	-0.8%

Additional Information
For additional information about the Portfolio,
including
its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A087-A
146465_A

Annual Shareholder Report - December 31, 2025	2	EQ/Money Market Portfolio (Class IA)

EQ/MONEY MARKET PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Money Market Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$68	0.67%

How did the Portfolio perform last year?
The Portfolio’s Class IB shares returned 3.66% for the year ended December 31, 2025.

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the
past 10 years compared to the ICE BofA U.S. 3-Month Treasury Bill Index over the same period.

Annual Shareholder Report - December 31, 2025	1	EQ/Money Market Portfolio (Class IB)

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Money Market Portfolio (Class IB)	3.66%	2.79%	1.73%
ICE BofA U.S. 3-Month Treasury Bill Index	4.21%	3.19%	2.19%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2025)

Net Assets	$2,806,280,458

Number of Portfolio Holdings	85

Total Investment Advisory Fees Paid	$8,316,609

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

Repurchase Agreements	55.6%

U.S. Treasury Obligations	31.8%

U.S. Government Agency Securities	13.4%

Cash and Other Assets Less Liabilities	-0.8%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A087-B
146465_B

Annual Shareholder Report - December 31, 2025	2	EQ/Money Market Portfolio (Class IB)

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Morgan Stanley Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$119	1.15%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 7.39% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The greatest positive contributors to the Portfolio’s absolute performance were the Information Technology, Consumer Staples, and Materials sectors.
•
The largest individual contributors to absolute performance were Cloudflare, Inc., a website security and performance company, Celsius Holdings, Inc., a distributor of energy drinks, Roivant Sciences Ltd., a biopharmaceutical company, MP Materials Corp., a producer of rare earth materials, and Strategy, Inc., a bitcoin treasury company.
•
On a relative performance basis, stock selection in the Consumer Staples, Information Technology and Materials sectors added the most to performance versus the benchmark.

What detracted from performance during the year?

•
The greatest detractors from the Portfolio’s absolute performance were the Consumer Discretionary, Financials, and Real Estate sectors.
•
The largest individual detractors from absolute performance were Global-e Online Ltd., an e-commerce platform, Aurora Innovation, Inc., a self-driving technology company, Semler Scientific, Inc., Affirm Holdings, Inc., a financial technology company, and Agilon Health, Inc., a healthcare services company.
•
On a relative performance basis, stock selection and an average overweight in the Consumer Discretionary sector and stock selection in the Health Care and Financials sectors detracted the most from performance versus the benchmark.

Annual Shareholder Report - December 31, 2025	1	EQ/Morgan Stanley Small Cap Growth Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell 2000
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Morgan Stanley Small Cap Growth Portfolio (Class IB)	7.39%	-0.01%	12.95%
Russell 3000 ® Index *	17.15%	13.15%	14.29%
Russell 2000 ® Growth Index	13.01%	3.18%	9.57%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$426,651,139

Number of Portfolio Holdings	1,118

Total Investment Advisory Fees Paid	$3,076,887

Portfolio Turnover Rate	63%

Annual Shareholder Report - December 31, 2025	2	EQ/Morgan Stanley Small Cap Growth Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Health Care	27.4%

Information Technology	24.0%

Industrials	14.0%

Consumer Discretionary	10.0%

Financials	7.6%

Real Estate	4.2%

Consumer Staples	3.3%

Energy	2.8%

Materials	1.8%

Communication Services	1.2%

Utilities	0.3%

Short-Term Investments	7.1%

Cash and Other Assets Less Liabilities	-3.7%

Top Holdings (as a % of Net Assets)

Cloudflare, Inc., Class A	6.0%

Roivant Sciences Ltd.	4.3%

JPMorgan Prime Money Market Fund, IM Shares	3.0%

IonQ, Inc.	2.9%

Oddity Tech Ltd., Class A	2.2%

Landbridge Co. LLC, Class A	1.9%

BitMine Immersion Technologies, Inc.	1.6%

Cheesecake Factory, Inc. (The)	1.6%

Arbutus Biopharma Corp.	1.5%

Immunovant, Inc.	1.4%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A088-B
153134_B

Annual Shareholder Report - December 31, 2025	3	EQ/Morgan Stanley Small Cap Growth Portfolio (Class IB)

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Morgan Stanley Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$93	0.90%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 7.67% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The greatest positive contributors to the Portfolio’s absolute performance were the Information Technology, Consumer Staples, and Materials sectors.
•
The largest individual contributors to absolute performance were Cloudflare, Inc., a website security and performance company, Celsius Holdings, Inc., a distributor of energy drinks, Roivant Sciences Ltd., a biopharmaceutical company, MP Materials Corp., a producer of rare earth materials, and Strategy, Inc., a bitcoin treasury company.
•
On a relative performance basis, stock selection in the Consumer Staples, Information Technology and Materials sectors added the most to performance versus the benchmark.

What detracted from performance during the year?

•
The greatest detractors from the Portfolio’s absolute performance were the Consumer Discretionary, Financials, and Real Estate sectors.
•
The largest individual detractors from absolute performance were Global-e Online Ltd., an e-commerceplatform, Aurora Innovation, Inc., a self-driving technology company, Semler Scientific, Inc., Affirm Holdings, Inc., a financial technology company, and Agilon Health, Inc., a healthcare services company.
•
On a relative performance basis, stock selection and an average overweight in the Consumer Discretionary sector and stock selection in the Health Care and Financials sectors detracted the most from performance versus the benchmark.

Annual Shareholder Report - December 31, 2025	1	EQ/Morgan Stanley Small Cap Growth Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell 2000
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Morgan Stanley Small Cap Growth Portfolio (Class K)	7.67%	0.25%	13.24%
Russell 3000 ® Index*	17.15%	13.15%	14.29%
Russell 2000 ® Growth Index	13.01%	3.18%	9.57%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$426,651,139

Number of Portfolio Holdings	1,118

Total Investment Advisory Fees Paid	$3,076,887

Portfolio Turnover Rate	63%

Annual Shareholder Report - December 31, 2025	2	EQ/Morgan Stanley Small Cap Growth Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Health Care	27.4%

Information Technology	24.0%

Industrials	14.0%

Consumer Discretionary	10.0%

Financials	7.6%

Real Estate	4.2%

Consumer Staples	3.3%

Energy	2.8%

Materials	1.8%

Communication Services	1.2%

Utilities	0.3%

Short-Term Investments	7.1%

Cash and Other Assets Less Liabilities	-3.7%

Top Holdings (as a % of Net Assets)

Cloudflare, Inc., Class A	6.0%

Roivant Sciences Ltd.	4.3%

JPMorgan Prime Money Market Fund, IM Shares	3.0%

IonQ, Inc.	2.9%

Oddity Tech Ltd., Class A	2.2%

Landbridge Co. LLC, Class A	1.9%

BitMine Immersion Technologies, Inc.	1.6%

Cheesecake Factory, Inc. (The)	1.6%

Arbutus Biopharma Corp.	1.5%

Immunovant, Inc.	1.4%

Additional Information
For additional information about the Portfolio, including its prospectus, ﬁnancial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A088-K
153134_K

Annual Shareholder Report - December 31, 2025	3	EQ/Morgan Stanley Small Cap Growth Portfolio (Class K)

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/PIMCO Global Real Return Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$281	2.74%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 5.52% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Interest rate strategies in the U.S., U.K., and Eurozone contributed to the Portfolio’s performance during the year.
•
Exposure to securitized assets contributed to performance.
•
Exposure to government-related assets, particularly supranational bonds, contributed positively.
•
Long exposure to Japanese breakeven inflation contributed positively.

What detracted from performance during the year?

•
Long exposure to breakeven inflation in the U.K. detracted from performance.
•
Interest rate strategies in the dollar bloc, specifically Canada and Australia, detracted.
•
Interest rate strategies in Japan and Denmark also detracted.

Annual Shareholder Report - December 31, 2025	1	EQ/PIMCO Global Real Return Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over
the past 10 years compared to the Bloomberg Global Aggregate Index and Bloomberg World Government Inflation-Linked Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/PIMCO Global Real Return Portfolio (Class IB)	5.52%	-0.90%	2.48%
Bloomberg Global Aggregate Index	8.17%	-2.15%	1.26%
Bloomberg World Government Inflation-Linked Bond Index	4.67%	-0.91%	2.63%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$107,758,556

Number of Portfolio Holdings	260

Total Investment Advisory Fees Paid	$319,715

Portfolio Turnover Rate	175%

Annual Shareholder Report - December 31, 2025	2	EQ/PIMCO Global Real Return Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

Foreign Government Securities	72.8%

U.S. Treasury Obligations	61.2%

Mortgage-Backed Securities	16.1%

Supranational	4.6%

Collateralized Mortgage Obligations	4.4%

Corporate Bonds	3.8%

Asset-Backed Securities	2.5%

Commercial Mortgage-Backed Securities	0.1%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities *	-65.6%

*
Liabilities include payable amounts for sale-buyback financing transactions and forward settling transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

Country Weightings (as a % of Net Assets)

United States	78.7%

United Kingdom	36.8%

Italy	11.1%

France	10.6%

Spain	7.1%

Japan	5.2%

Supranational	4.6%

Germany	3.3%

Australia	2.0%

Canada	1.4%

Other	4.8%

Additional Information
For additional information about the Portfolio, including its prospectus, ﬁnancial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A089-B
148391_B

Annual Shareholder Report - December 31, 2025	3	EQ/PIMCO Global Real Return Portfolio (Class IB)

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/PIMCO Global Real Return Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$256	2.49%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class K shares returned 5.75% for the year ended December 31, 2025.
What contributed to performance during the year?

•	Interest rate strategies in the U.S., U.K., and Eurozone contributed to the Portfolio’s performance during the year.
•	Exposure to securitized assets contributed to performance.
•	Exposure to government-related assets, particularly supranational bonds, contributed positively.
•	Long exposure to Japanese breakeven inflation contributed positively.
What detracted from performance during the year?

•	Long exposure to breakeven inflation in the U.K. detracted from performance.
•	Interest rate strategies in the dollar bloc, specifically Canada and Australia, detracted.
•	Interest rate strategies in Japan and Denmark also detracted.

Annual Shareholder Report - December 31, 2025	1	EQ/PIMCO Global Real Return Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over th
e past 10 years compared to the Bloomberg Global Aggregate Index and Bloomberg World Government Inflation-Linked Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/PIMCO Global Real Return Portfolio (Class K)	5.75%	-0.68%	2.73%
Bloomberg Global Aggregate Index	8.17%	-2.15%	1.26%
Bloomberg World Government Inflation-Linked Bond Index	4.67%	-0.91%	2.63%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2025)

Net Assets	$107,758,556

Number of Portfolio Holdings	260

Total Investment Advisory Fees Paid	$319,715

Portfolio Turnover Rate	175%

Annual Shareholder Report - December 31, 2025	2	EQ/PIMCO Global Real Return Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

Foreign Government Securities	72.8%

U.S. Treasury Obligations	61.2%

Mortgage-Backed Securities	16.1%

Supranational	4.6%

Collateralized Mortgage Obligations	4.4%

Corporate Bonds	3.8%

Asset-Backed Securities	2.5%

Commercial Mortgage-Backed Securities	0.1%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities*	-65.6%

Country Weightings (as a % of Net Assets)

United States	78.7%

United Kingdom	36.8%

Italy	11.1%

France	10.6%

Spain	7.1%

Japan	5.2%

Supranational	4.6%

Germany	3.3%

Australia	2.0%

Canada	1.4%

Other	4.8%

*
Liabilities include payable amounts for sale-buyback financing transactions and forward settling transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

Additional Information

For additional information about the P
ort
folio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A089-K
148391_K

Annual Shareholder Report - December 31, 2025	3	EQ/PIMCO Global Real Return Portfolio (Class K)

EQ/PIMCO REAL RETURN PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/PIMCO Real Return Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$231	2.22%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 7.95% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Interest rate strategies in the U.S., Eurozone, and U.K. contributed to the Portfolio’s performance during the year.
•
Exposure to securitized assets contributed to performance.
•
Breakeven inflation strategies in the U.S. and Japan contributed to performance.

What detracted from performance during the year?

•
There were no notable detractors from performance.

Annual Shareholder Report - December 31, 2025	1	EQ/PIMCO Real Return Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed sin
ce inception compared to the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Inflation-Linked Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception *
EQ/PIMCO Real Return Portfolio (Class IB)	7.95%	1.24%	3.57%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.29%
Bloomberg U.S. Treasury Inflation-Linked Bond Index	7.01%	1.12%	3.53%

*	Date of inception: October 22, 2018
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$85,670,480

Number of Portfolio Holdings	248

Total Investment Advisory Fees Paid	$128,736

Portfolio Turnover Rate	117%

Annual Shareholder Report - December 31, 2025	2	EQ/PIMCO Real Return Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	112.2%

Mortgage-Backed Securities	12.8%

Collateralized Mortgage Obligations	8.2%

Asset-Backed Securities	5.5%

Foreign Government Securities	3.3%

Commercial Mortgage-Backed Securities	0.6%

Corporate Bonds	0.6%

Short-Term Investments	62.2%

Cash and Other Assets Less Liabilities*	-105.4%

*
Liabilities include payable amounts for securities purchased and sale-buyback financing transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

Additional Information
For additional information about the Portfolio,
inclu
ding its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A090-B
158954_B

Annual Shareholder Report - December 31, 2025	3	EQ/PIMCO Real Return Portfolio (Class IB)

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO
(CLASS IB)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/PIMCO Total Return ESG Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$78	0.75%

How did the Portfolio perform last year
and
what affected its performance?
The Portfolio’s Class IB shares returned 8.70% for the year ended December
31
, 2025.
What contributed to performance during the year?

•	U.S. duration positioning contributed to the Portfolio’s performance during the year.
•	Long exposure to securitized credit, including agency mortgage-backed securities (Agency MBS), residential mortgage-backed securities (RMBS), and commercial mortgage-backed securities (CMBS) contributed to performance.
•	Holdings of investment grade corporate credit contributed to performance.
•	Exposure to select emerging market currencies in Latin America, particularly the Brazilian Real and Mexican Peso, and exposure to emerging market external debt also contributed.
What detracted from performance during the year?

•	Short exposure to select developed market currencies, particularly the British Pound Sterling and the Euro, detracted from performance.
•	Interest rate strategies in Australia and interest rate strategies in Japan detracted from performance.
•	Long exposure to U.S. Treasury Inflation-Protected Securities (TIPS) detracted.

Annual Shareholder Report - December 31, 2025	1	EQ/PIMCO Total Return ESG Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the Bloomberg U.S. Aggregate Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/PIMCO Total Return ESG Portfolio (Class IB)	8.70%	-0.14%	2.46%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.29%

*	Date of inception: October 22, 2018
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$262,125,120

Number of Portfolio Holdings	703

Total Investment Advisory Fees Paid	$769,222

Portfolio Turnover Rate	330%

Annual Shareholder Report - December 31, 2025	2	EQ/PIMCO Total Return ESG Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

Mortgage-Backed Securities	41.6%

Corporate Bonds	29.1%

U.S. Treasury Obligations	17.3%

Asset-Backed Securities	10.8%

Foreign Government Securities	5.8%

Commercial Mortgage-Backed Securities	4.4%

Collateralized Mortgage Obligations	2.2%

Municipal Bonds	1.1%

Supranational	0.7%

Options Purchased	0.0%	#

Short-Term Investments	6.9%

Cash and Other Assets Less Liabilities*	-19.9%

#	Less than 0.05%
*
Liabilities include payable amounts for sale-buyback financing transactions and forward settling transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

 Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A091-B
158955_B

Annual Shareholder Report - December 31, 2025	3	EQ/PIMCO Total Return ESG Portfolio (Class IB)

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO
(CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/PIMCO Ultra Short Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$82	0.80%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 4.47% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Holdings of investment grade corporate credit, particularly financials, contributed to the Portfolio’s performance during the year.
•
U.S. duration positioning contributed to performance.
•
Holdings of agency mortgage-backed securities (Agency MBS) contributed positively.
•
Select holdings of securitized credit, particularly asset-backed securities (ABS) and collateralized debt and collateralized loan obligations (CDO/CLO) also contributed.

What detracted from performance during the year?

•
There were no notable detractors from performance.

Annual Shareholder Report - December 31, 2025	1	EQ/PIMCO Ultra Short Bond Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index and ICE BofA U.S. 3-Month Treasury Bill Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/PIMCO Ultra Short Bond Portfolio (Class IB)	4.47%	2.93%	2.32%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
ICE BofA U.S. 3-Month Treasury Bill Index	4.21%	3.19%	2.19%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$798,796,207

Number of Portfolio Holdings	490

Total Investment Advisory Fees Paid	$3,300,272

Portfolio Turnover Rate	65%

Annual Shareholder Report - December 31, 2025	2	EQ/PIMCO Ultra Short Bond Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

Corporate Bonds	45.6%

Asset-Backed Securities	23.5%

Collateralized Mortgage Obligations	18.4%

U.S. Government Agency Securities	5.9%

Foreign Government Securities	0.9%

Commercial Mortgage-Backed Securities	0.6%

U.S. Treasury Obligations	0.4%

Mortgage-Backed Securities	0.2%

Municipal Bonds	0.2%

Short-Term Investments	2.9%

Cash and Other Assets Less Liabilities	1.4%

Additional Information
For additional information about the Portfolio, including its prospectus, financial
statements, portfolio holdings,and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A092-B
146470_B

Annual Shareholder Report - December 31, 2025	3	EQ/PIMCO Ultra Short Bond Portfolio (Class IB)

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO
(CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/PIMCO Ultra Short Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$56	0.55%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 4.73% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Holdings of investment grade corporate credit, particularly financials, contributed to the Portfolio’s performance during the year.
•
U.S. duration positioning contributed to performance.
•
Holdings of agency mortgage-backed securities (Agency MBS) contributed positively.
•
Select holdings of securitized credit, particularly asset-backed securities (ABS) and collateralized debt and collateralized loan obligations (CDO/CLO) also contributed.

What detracted from performance during the year?

•
There were no notable detractors from performance.

Annual Shareholder Report - December 31, 2025	1	EQ/PIMCO Ultra Short Bond Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index and ICE BofA U.S. 3-Month Treasury Bill Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/PIMCO Ultra Short Bond Portfolio (Class K)	4.73%	3.19%	2.57%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
ICE BofA U.S. 3-Month Treasury Bill Index	4.21%	3.19%	2.19%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$798,796,207

Number of Portfolio Holdings	490

Total Investment Advisory Fees Paid	$3,300,272

Portfolio Turnover Rate	65%

Annual Shareholder Report - December 31, 2025	2	EQ/PIMCO Ultra Short Bond Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

Corporate Bonds	45.6%

Asset-Backed Securities	23.5%

Collateralized Mortgage Obligations	18.4%

U.S. Government Agency Securities	5.9%

Foreign Government Securities	0.9%

Commercial Mortgage-Backed Securities	0.6%

U.S. Treasury Obligations	0.4%

Mortgage-Backed Securities	0.2%

Municipal Bonds	0.2%

Short-Term Investments	2.9%

Cash and Other Assets Less Liabilities	1.4%

Additional Information
For additional information about the Portfolio, including its prospectus, financia
l statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A092-K
146470_K

Annual Shareholder Report - December 31, 2025	3	EQ/PIMCO Ultra Short Bond Portfolio (Class K)

EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IA)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Quality Bond PLUS Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IA	$85	0.82%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IA shares returned 6.29% for the year ended December 31, 2025.
What contributed to performance during the year?

•	U.S. duration positioning contributed to the Portfolio’s performance during the year.
•	Long exposure to securitized credit, including agency mortgage-backed securities (Agency MBS), residential mortgage-backed securities (RMBS), and commercial mortgage-backed securities (CMBS) contributed to performance.
•	Holdings of investment grade corporate credit contributed to performance.
•	Exposure to emerging market external debt and exposure to select emerging market currencies in Latin America, particularly the Brazilian Real and Mexican Peso, also contributed.
What detracted from performance
during
the year?

•	Interest rate strategies in Japan detracted from performance.
•	Interest rate strategies in the Eurozone also detracted from performance.
•	Long exposure to U.S. Treasury Inflation-Protected Securities (TIPS) detracted.

Annual Shareholder Report - December 31, 2025	1	EQ/Quality Bond PLUS Portfolio (Class IA)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Quality Bond PLUS Portfolio (Class IA)	6.29%	-0.17%	1.31%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2025)

Net Assets	$996,584,172

Number of Portfolio Holdings	874

Total Investment Advisory Fees Paid	$4,189,362

Portfolio Turnover Rate	170%

Annual Shareholder Report - December 31, 2025	2	EQ/Quality Bond PLUS Portfolio (Class IA)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	41.6%

U.S. Treasury Obligations	35.7%

Corporate Bonds	11.7%

Mortgage-Backed Securities	11.6%

Asset-Backed Securities	2.2%

Collateralized Mortgage Obligations	1.9%

Foreign Government Securities	1.1%

Commercial Mortgage-Backed Securities	0.8%

Municipal Bonds	0.2%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	-7.1%

Additional Information

For additional information about the Portfolio, including its prospectus
,
financial
statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A093-A
146471_A

Annual Shareholder Report - December 31, 2025	3	EQ/Quality Bond PLUS Portfolio (Class IA)

EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Quality Bond PLUS Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$85	0.82%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 6.32% for the year ended December 31, 2025.
What contributed to performance during the year?

•	U.S. duration positioning contributed to the Portfolio’s performance during the year.
•	Long exposure to securitized credit, including agency mortgage-backed securities (Agency MBS), residential mortgage-backed securities (RMBS), and commercial mortgage-backed securities (CMBS) contributed to performance.
•	Holdings of investment grade corporate credit contributed to performance.
•	Exposure to emerging market external debt and exposure to select emerging market currencies in Latin America, particularly the Brazilian Real and Mexican Peso, also contributed.
What detracted from performance during
the
year?

•	Interest rate strategies in Japan detracted from performance.
•	Interest rate strategies in the Eurozone also detracted from performance.
•	Long exposure to U.S. Treasury Inflation-Protected Securities (TIPS) detracted.

Annual Shareholder Report - December 31, 2025	1	EQ/Quality Bond PLUS Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Quality Bond PLUS Portfolio (Class IB)	6.32%	-0.19%	1.31%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2025)

Net Assets	$996,584,172

Number of Portfolio Holdings	874

Total Investment Advisory Fees Paid	$4,189,362

Portfolio Turnover Rate	170%

Annual Shareholder Report - December 31, 2025	2	EQ/Quality Bond PLUS Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	41.6%

U.S. Treasury Obligations	35.7%

Corporate Bonds	11.7%

Mortgage-Backed Securities	11.6%

Asset-Backed Securities	2.2%

Collateralized Mortgage Obligations	1.9%

Foreign Government Securities	1.1%

Commercial Mortgage-Backed Securities	0.8%

Municipal Bonds	0.2%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	-7.1%

Additional Information

For additional information about
the
Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A093-B
146471_B

Annual Shareholder Report - December 31, 2025	3	EQ/Quality Bond PLUS Portfolio (Class IB)

EQ/QUALITY BOND PLUS PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Quality Bond PLUS Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$59	0.57%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 6.41% for the year ended December 31, 2025.

What contributed to performance during the year?

•
U.S. duration positioning contributed to the Portfolio’s performance during the year.
•
Long exposure to securitized credit, including agency mortgage-backed securities (Agency MBS), residential mortgage-backed securities (RMBS), and commercial mortgage-backed securities (CMBS) contributed to performance.
•
Holdings of investment grade corporate credit contributed to performance.
•
Exposure to emerging market external debt and exposure to select emerging market currencies in Latin America, particularly the Brazilian Real and Mexican Peso, also contributed.

What detracted from performance during the year?

•
Interest rate strategies in Japan detracted from performance.
•
Interest rate strategies in the Eurozone also detracted from performance.
•
Long exposure to U.S. Treasury Inflation-Protected Securities (TIPS) detracted.

Annual Shareholder Report - December 31, 2024	1	EQ/Quality Bond PLUS Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Quality Bond PLUS Portfolio (Class K)	6.41%	0.05%	1.56%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$996,584,172

Number of Portfolio Holdings	874

Total Investment Advisory Fees Paid	$4,189,362

Portfolio Turnover Rate	170%

Annual Shareholder Report - December 31, 2025	2	EQ/Quality Bond PLUS Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	41.6%

U.S. Treasury Obligations	35.7%

Corporate Bonds	11.7%

Mortgage-Backed Securities	11.6%

Asset-Backed Securities	2.2%

Collateralized Mortgage Obligations	1.9%

Foreign Government Securities	1.1%

Commercial Mortgage-Backed Securities	0.8%

Municipal Bonds	0.2%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	-7.1%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements
, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A093-K
146471_K

Annual Shareholder Report - December 31, 2025	3	EQ/Quality Bond PLUS Portfolio (Class K)

EQ/SMALL COMPANY INDEX PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Small Company Index Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.
This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$67	0.63%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 12.57% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The sectors that contributed the most to performance were Health Care, Industrials, and Information Technology.
•	The stocks that contributed the most to performance were Bloom Energy Corp., Credo Technology Group Holding Ltd., EchoStar Corporation, a telecommunications company, Fabrinet, a contract manufacturer specializing in optical components, and Guardant Health, Inc.
What detracted from performance during
the
year?

•	The sectors that detracted the most from performance were Consumer Staples, Energy, and Consumer Discretionary.
•	The stocks that detracted the most from performance were Vaxcyte, Inc., a vaccine company, SPS Commerce Inc., a provider of a cloud-based retail network, Six Flags Entertainment Corporation, and SoundHound AI, Inc., a voice AI company.

Annual Shareholder Report - December 31, 2025	1	EQ/Small Company Index Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell 2000
®
Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Small Company Index Portfolio (Class IB)	12.57%	6.16%	9.44%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2000 ® Index	12.81%	6.09%	9.62%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2025)

Net Assets	$1,599,630,956

Number of Portfolio Holdings	1,924

Total Investment Advisory Fees Paid	$3,695,624

Portfolio Turnover Rate	13%

Annual Shareholder Report - December 31, 2025	2	EQ/Small Company Index Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Health Care	18.6%
Financials	17.6%
Industrials	17.1%
Information Technology	14.6%
Consumer Discretionary	8.8%
Real Estate	5.6%
Energy	4.8%
Materials	4.4%
Utilities	3.0%
Communication Services	2.7%
Consumer Staples	1.8%
Short-Term Investments	2.3%
Cash and Other Assets Less Liabilities	-1.3%

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Additional Information

For additional
informatio
n
about
the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1
-877-222-2144,
or scan the adjacent QR code.

A094-B
146472_B

Annual Shareholder Report - December 31, 2025	3	EQ/Small Company Index Portfolio (Class IB)

EQ/SMALL COMPANY INDEX PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Small Company Index Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$41	0.38%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 12.82% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to performance were Health Care, Industrials, and Information Technology.
•
The stocks that contributed the most to performance were Bloom Energy Corp., Credo Technology Group Holding Ltd., EchoStar Corporation, a telecommunications company, Fabrinet, a contract manufacturer specializing in optical components, and Guardant Health, Inc.

What detracted from performance during the year?

•
The sectors that detracted the most from performance were Consumer Staples, Energy, and Consumer Discretionary.
•
The stocks that detracted the most from performance were Vaxcyte, Inc., a vaccine company, SPS Commerce Inc., a provider of a cloud-based retail network, Six Flags Entertainment Corporation, and SoundHound AI, Inc., a voice AI company.

Annual Shareholder Report - December 31, 2025	1	EQ/Small Company Index Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell 2000
®
Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Small Company Index Portfolio (Class K)	12.82%	6.41%	9.70%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2000 ® Index	12.81%	6.09%	9.62%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,599,630,956

Number of Portfolio Holdings	1,924

Total Investment Advisory Fees Paid	$3,695,624

Portfolio Turnover Rate	13%

Annual Shareholder Report - December 31, 2025	2	EQ/Small Company Index Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Health Care	18.6%

Financials	17.6%

Industrials	17.1%

Information Technology	14.6%

Consumer Discretionary	8.8%

Real Estate	5.6%

Energy	4.8%

Materials	4.4%

Utilities	3.0%

Communication Services	2.7%

Consumer Staples	1.8%

Short-Term Investments	2.3%

Cash and Other Assets Less Liabilities	-1.3%

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Additional Information
For additional information about the Portfolio, including its prospectus
,
financial
statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A094-K
146472_K

Annual Shareholder Report - December 31, 2025	3	EQ/Small Company Index Portfolio (Class K)

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/T. Rowe Price Health Sciences Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$132	1.20%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 19.21% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Overall, stock selection drove the Portfolio’s performance.
•
Biotechnology was a major contributor to performance due to positive stock selection and an overweight position relative to the Portfolio’s benchmark index.
•
Insmed Incorporated, a biopharmaceutical company focused on developing and commercializing therapies for patients with serious lung diseases, was a top contributor.
•
Diagnostics company Guardant Health, Inc. outperformed during the period due to consecutive strong earnings reports.

What detracted from performance during the year?

•
The Portfolio’s underweight allocation to the pharmaceuticals sub-sector
detracted meaningfully from the Portfolio’s performance relative to its benchmark index.
•
The Portfolio’s modest overweight allocation to the life sciences sub-sector
also detracted. An uncertain and rapidly evolving U.S. policy environment weighed on the segment during the first half of the year.
•
The Portfolio’s investment in UnitedHealth Group, Inc. was the top detractor from the Portfolio’s absolute performance.

Annual Shareholder Report - December 31, 2025	1	EQ/T. Rowe Price Health Sciences Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the Russell 3000
®
Index, Russell 3000
®
Health Care Index and S&P 500
®
Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception *
EQ/T. Rowe Price Health Sciences Portfolio (Class IB)	19.21%	3.62%	8.06%
Russell 3000 ® Index	17.15%	13.15%	14.59%
Russell 3000 ® Health Care Index	14.56%	6.31%	8.96%
S&P 500 ® Index	17.88%	14.42%	15.26%

*	Date of inception: October 22, 2018
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$176,068,151

Number of Portfolio Holdings	169

Total Investment Advisory Fees Paid	$1,260,033

Portfolio Turnover Rate	67%

Annual Shareholder Report - December 31, 2025	2	EQ/T. Rowe Price Health Sciences Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector & Industry Weightings (as a % of Net Assets)

Health Care		99.6%

Biotechnology	42.7%

Pharmaceuticals	22.1%

Health Care Equipment & Supplies	13.3%

Health Care Providers & Services	12.5%

Life Sciences Tools & Services	8.9%

Health Care Technology	0.1%

Short-Term Investments		0.7%

Cash and Other Assets Less Liabilities		-0.3%

Top Holdings (as a % of Net Assets)

Eli Lilly & Co.	12.4%

Intuitive Surgical, Inc.	4.5%

Thermo Fisher Scientific, Inc.	4.3%

Argenx SE (ADR)	3.9%

Stryker Corp.	3.6%

UnitedHealth Group, Inc.	3.3%

AstraZeneca plc (ADR)	2.9%

AbbVie, Inc.	2.8%

Danaher Corp.	2.8%

Regeneron Pharmaceuticals, Inc.	2.6%

Additional Information
For additional information a
bout
the Portfolio, including its
prospectus
, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A096-B
158956_B

Annual Shareholder Report - December 31, 2025	3	EQ/T. Rowe Price Health Sciences Portfolio (Class IB)

EQ/VALUE EQUITY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Value Equity Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs
for
the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$96	0.91%

How did the Portfolio
perform
last year and
what
affected
its
performance?
The Portfolio’s Class IB shares returned 11.01% for the year ended December 31, 2025.
What contributed to performance during the year?

•	Security selection within the Industrials sector contributed the most to the Portfolio’s performance relative to its benchmark index.
•	From a sector allocation perspective, an overweight allocation to Information Technology was the largest contributor.
•	Parker-Hannifin Corporation, a manufacturer of motion control technologies, Capital One Financial Corporation, and Mitsubishi UFJ Financial Group, Inc., a Japanese financial services holding company, were the largest individual contributors during the year.
What detracted from performance during the year?

•	Security selection within the Information Technology sector detracted from performance relative to the benchmark index.
•	From a sector allocation perspective, an underweight allocation to Communication Services detracted from relative performance.
•	Lennar Corporation, one of the largest homebuilders in the U.S., Adobe Inc., a software company, and Ameriprise Financial, Inc. were the largest individual detractors during the year.

Annual Shareholder Report - December 31, 2025	1	EQ/Value Equity Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Value Equity Portfolio (Class IB)	11.01%	8.65%	8.47%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Value Index	15.91%	11.33%	10.53%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future
performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,519,841,396

Number of Portfolio Holdings	47

Total Investment Advisory Fees Paid	$8,320,289

Portfolio Turnover Rate	12%

Annual Shareholder Report - December 31, 2025	2	EQ/Value Equity Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	21.6%

Information Technology	14.4%

Materials	12.1%

Industrials	11.4%

Health Care	9.5%

Consumer Discretionary	6.8%

Utilities	6.3%

Communication Services	5.8%

Consumer Staples	4.5%

Energy	3.7%

Real Estate	1.3%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	2.3%

Top Holdings (as a % of Net Assets)

Parker-Hannifin Corp.	5.6%

Microsoft Corp.	4.0%

Capital One Financial Corp.	3.9%

Alphabet, Inc., Class C	3.9%

Corteva, Inc.	3.2%

Martin Marietta Materials, Inc.	2.9%

Sony Group Corp. (ADR)	2.8%

Ameriprise Financial, Inc.	2.7%

US Bancorp	2.5%

Amgen, Inc.	2.5%

Additional Information
For
additiona
l information about the Portfolio, including its prospectus, financial
statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A098-B
146434_B

Annual Shareholder Report - December 31, 2025	3	EQ/Value Equity Portfolio (Class IB)

EQ/VALUE EQUITY PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Value Equity Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$70	0.66%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 11.31% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Security selection within the Industrials sector contributed the most to the Portfolio’s performance relative to its benchmark index.
•
From a sector allocation perspective, an overweight allocation to Information Technology was the largest contributor.
•
Parker-Hannifin Corporation, a manufacturer of motion control technologies, Capital One Financial Corporation, and Mitsubishi UFJ Financial Group, Inc., a Japanese financial services holding company, were the largest individual contributors during the year.

What detracted from performance during the year?

•
Security selection within the Information Technology sector detracted from performance relative to the benchmark index.
•
From a sector allocation perspective, an underweight allocation to Communication Services detracted from relative performance.
•
Lennar Corporation, one of the largest homebuilders in the U.S., Adobe Inc., a software company, and Ameriprise Financial, Inc. were the largest individual detractors during the year.

Annual Shareholder Report - December 31, 2025	1	EQ/Value Equity Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Value Equity Portfolio (Class K)	11.31%	8.93%	8.74%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Value Index	15.91%	11.33%	10.53%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,519,841,396

Number of Portfolio Holdings	47

Total Investment Advisory Fees Paid	$8,320,289

Portfolio Turnover Rate	12%

Annual Shareholder Report - December 31, 2025	2	EQ/Value Equity Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	21.6%

Information Technology	14.4%

Materials	12.1%

Industrials	11.4%

Health Care	9.5%

Consumer Discretionary	6.8%

Utilities	6.3%

Communication Services	5.8%

Consumer Staples	4.5%

Energy	3.7%

Real Estate	1.3%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	2.3%

Top Holdings (as a % of Net Assets)

Parker-Hannifin Corp.	5.6%

Microsoft Corp.	4.0%

Capital One Financial Corp.	3.9%

Alphabet, Inc., Class C	3.9%

Corteva, Inc.	3.2%

Martin Marietta Materials, Inc.	2.9%

Sony Group Corp. (ADR)	2.8%

Ameriprise Financial, Inc.	2.7%

US Bancorp	2.5%
Amgen, Inc.	2.5%

Additional Information
For additional information about the
Portfolio
, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A098-K
146434_K

Annual Shareholder Report - December 31, 2025	3	EQ/Value Equity Portfolio (Class K)

EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Wellington Energy Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$126	1.19%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 12.17% for the year ended December 31, 2025.
What contributed to performance during the year?

•	Integrated oils and utilities were the top performing sectors for the year.
•	The Portfolio’s investment in Shell plc, a British multinational integrated oil company, contributed to performance.
•	The Portfolio’s investment in TotalEnergies SE, a French multinational integrated oil company, also contributed to performance.
What detracted from performance during the year?

•	Metals & minerals was the bottom contributing sector for the year.
•	The Portfolio’s investment in ONEOK, Inc., an American oil and gas midstream operator, detracted from performance.
•	The Portfolio’s investment in EOG Resources, a U.S.-based oil and gas producer, also detracted from performance.

Annual Shareholder Report - December 31, 2025	1	EQ /Wellington Energy Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the MSCI World (Net) Index and MSCI ACWI Energy (Net) Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/Wellington Energy Portfolio (Class IB)	12.17%	17.90%	-0.37%
MSCI World (Net) Index	21.09%	12.15%	12.97%
MSCI ACWI Energy (Net) Index	13.71%	17.04%	5.71%

*	Date of inception: October 22, 2018
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$138,889,370

Number of Portfolio Holdings	44

Total Investment Advisory Fees Paid	$991,989

Portfolio Turnover Rate	17%

Annual Shareholder Report - December 31, 2025	2	EQ/Wellington Energy Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector & Industry Weightings (as a % of Net Assets)

Energy		87.1%

Oil, Gas & Consumable Fuels	82.8%

Energy Equipment & Services	4.3%

Utilities		11.6%

Multi-Utilities	6.5%

Electric Utilities	5.1%

Short-Term Investments		1.8%

Cash and Other Assets Less Liabilities		-0.5%

Top Holdings (as a % of Net Assets)

Shell plc	9.5%

Chevron Corp.	8.5%

Exxon Mobil Corp.	6.8%

Marathon Petroleum Corp.	4.9%

Diamondback Energy, Inc.	4.7%

TotalEnergies SE (Paris Stock Exchange)	4.6%

Coterra Energy, Inc.	4.5%

Williams Cos., Inc. (The)	4.5%

Targa Resources Corp.	3.6%

ONEOK, Inc.	3.0%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A099-B
158947_B

Annual Shareholder Report - December 31, 2025	3	EQ/Wellington Energy Portfolio (Class IB)

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the Multimanager Aggressive Equity Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IA	$104	0.96%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IA shares returned 16.32% for the
year
ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to the Portfolio’s absolute performance were Information Technology and Communication Services.
•
The stocks that contributed the most to absolute performance were NVIDIA Corp., Alphabet Inc., Broadcom Inc., Lumentum Holdings Inc., a manufacturer of optical and photonic products, and AppLovin Corp., a mobile technology company.

What detracted from performance during the year?

•
The sector that detracted the most from absolute performance was Consumer Staples.
•
The stocks that detracted the most from performance were ServiceNow, Inc., a cloud computing platform, Confluent Inc., a data streaming platform provider, Trade Desk, Inc., a technology platform for advertising, GitLab, Inc., a software development platform, and Celsius Holdings, Inc., a distributor of energy drinks.

Annual Shareholder Report - December 31, 2025	1	Multimanager Aggressive Equity Portfolio (Class IA)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell 3000
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
Multimanager Aggressive Equity Portfolio (Class IA)	16.32%	11.47%	15.67%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 3000 ® Growth Index	18.15%	14.59%	17.59%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,879,580,777

Number of Portfolio Holdings	824

Total Investment Advisory Fees Paid	$10,000,877

Portfolio Turnover Rate	118%

Annual Shareholder Report - December 31, 2025	2	Multimanager Aggressive Equity Portfolio (Class IA)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	39.2%

Communication Services	8.1%

Consumer Discretionary	7.6%

Health Care	7.2%

Financials	5.8%

Industrials	3.9%

Consumer Staples	0.5%

Real Estate	0.1%

Materials	0.1%

Energy	0.1%

Utilities	0.1%

Exchange Traded Funds	7.3%

Short-Term Investments	19.0%

Cash and Other Assets Less Liabilities	1.0%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	19.0%

NVIDIA Corp.	7.1%

Microsoft Corp.	5.8%

Apple, Inc.	5.1%

Vanguard Growth ETF	3.7%

Alphabet, Inc., Class A	3.3%

Broadcom, Inc.	3.0%

Amazon.com, Inc.	2.9%

Eli Lilly & Co.	2.5%

Meta Platforms, Inc., Class A	2.4%

Additional Information
For additional information about the Portfolio, including its prospectus, financial
statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A103-A
146406_A

Annual Shareholder Report - December 31, 2025	3	Multimanager Aggressive Equity Portfolio (Class IA)

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025
EQ Advisors Trust
This annual shareholder report contains important information about the Multimanager Aggressive Equity Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$104	0.96%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 16.30% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to the Portfolio’s absolute performance were Information Technology and Communication Services.
•
The stocks that contributed the most to absolute performance were NVIDIA Corp., Alphabet Inc., Broadcom Inc., Lumentum Holdings Inc., a manufacturer of optical and photonic products, and AppLovin Corp., a mobile technology company.

What detracted from performance during the year?

•
The sector that detracted the most from absolute performance was Consumer Staples.
•
The stocks that detracted the most from performance were ServiceNow, Inc., a cloud computing platform, Confluent Inc., a data streaming platform provider, Trade Desk, Inc., a technology platform for advertising, GitLab, Inc., a software development platform, and Celsius Holdings, Inc., a distributor of energy drinks.

Annual Shareholder Report - December 31, 2025	1	Multimanager Aggressive Equity Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell 3000
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
Multimanager Aggressive Equity Portfolio (Class IB)	16.30%	11.47%	15.66%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 3000 ® Growth Index	18.15%	14.59%	17.59%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2025)

Net Assets	$1,879,580,777

Number of Portfolio Holdings	824

Total Investment Advisory Fees Paid	$10,000,877

Portfolio Turnover Rate	118%

Annual Shareholder Report - December 31, 2025	2	Multimanager Aggressive Equity Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)
Information Technology	39.2%
Communication Services	8.1%
Consumer Discretionary	7.6%
Health Care	7.2%
Financials	5.8%
Industrials	3.9%
Consumer Staples	0.5%
Real Estate	0.1%
Materials	0.1%
Energy	0.1%
Utilities	0.1%
Exchange Traded Funds	7.3%
Short-Term Investments	19.0%
Cash and Other Assets Less Liabilities	1.0%

Top Holdings (as a % of Net Assets)
JPMorgan Prime Money Market Fund, IM Shares	19.0%
NVIDIA Corp.	7.1%
Microsoft Corp.	5.8%
Apple, Inc.	5.1%
Vanguard Growth ETF	3.7%
Alphabet, Inc., Class A	3.3%
Broadcom, Inc.	3.0%
Amazon.com, Inc.	2.9%
Eli Lilly & Co.	2.5%
Meta Platforms, Inc., Class A	2.4%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A103-B
146406_B

Annual Shareholder Report - December 31, 2025	3	Multimanager Aggressive Equity Portfolio (Class IB)

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO
(
CLASS K
)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the Multimanager Aggressive Equity Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$77	0.71%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 16.60% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to the Portfolio’s absolute performance were Information Technology and Communication Services.
•
The stocks that contributed the most to absolute performance were NVIDIA Corp., Alphabet Inc., Broadcom Inc., Lumentum Holdings Inc., a manufacturer of optical and photonic products, and AppLovin Corp., a mobile technology company.

What detracted from performance during the year?

•
The sector that detracted the most from absolute performance was Consumer Staples.
•
The stocks that detracted the most from performance were ServiceNow, Inc., a cloud computing platform, Confluent Inc., a data streaming platform provider, Trade Desk, Inc., a technology platform for advertising, GitLab, Inc., a software development platform, and Celsius Holdings, Inc., a distributor of energy drinks.

Annual Shareholder Report - December 31, 2025	1	Multimanager Aggressive Equity Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell 3000
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
Multimanager Aggressive Equity Portfolio (Class K)	16.60%	11.75%	15.95%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 3000 ® Growth Index	18.15%	14.59%	17.59%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,879,580,777

Number of Portfolio Holdings	824

Total Investment Advisory Fees Paid	$10,000,877

Portfolio Turnover Rate	118%

Annual Shareholder Report - December 31, 2025	2	Multimanager Aggressive Equity Portfolio (Class K)

What did
the
Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	39.2%

Communication Services	8.1%

Consumer Discretionary	7.6%

Health Care	7.2%

Financials	5.8%

Industrials	3.9%

Consumer Staples	0.5%

Real Estate	0.1%

Materials	0.1%

Energy	0.1%

Utilities	0.1%

Exchange Traded Funds	7.3%

Short-Term Investments	19.0%

Cash and Other Assets Less Liabilities	1.0%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	19.0%

NVIDIA Corp.	7.1%

Microsoft Corp.	5.8%

Apple, Inc.	5.1%

Vanguard Growth ETF	3.7%

Alphabet, Inc., Class A	3.3%

Broadcom, Inc.	3.0%

Amazon.com, Inc.	2.9%

Eli Lilly & Co.	2.5%

Meta Platforms, Inc., Class A	2.4%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A103-K
146406_K

Annual Shareholder Report - December 31, 2025	3	Multimanager Aggressive Equity Portfolio (Class K)

MULTIMANAGER CORE BOND PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the Multimanager Core Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$96	0.93%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 7.11% for the year ended December 31, 2025.

What contributed to performance during the year?

•
From a sector allocation perspective, U.S. Treasuries and U.S. Agency mortgage-backed securities contributed to performance.
•
Duration positioning also contributed to performance.

What detracted from performance during the year?

•
Long exposure to Treasury Inflation-Protected Securities (TIPS) detracted from performance.

Annual Shareholder Report - December 31, 2025	1	Multimanager Core Bond Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
Multimanager Core Bond Portfolio (Class IB)	7.11%	-0.27%	1.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$802,802,634

Number of Portfolio Holdings	2,868

Total Investment Advisory Fees Paid	$3,149,844

Portfolio Turnover Rate	246%

Annual Shareholder Report - December 31, 2025	2	Multimanager Core Bond Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

Mortgage-Backed Securities	27.0%

Corporate Bonds	26.9%

U.S. Treasury Obligations	26.7%

Collateralized Mortgage Obligations	10.7%

Asset-Backed Securities	9.7%

Commercial Mortgage-Backed Securities	6.5%

Foreign Government Securities	2.1%

U.S. Government Agency Securities	0.7%

Supranational	0.6%

Municipal Bonds	0.3%

Short-Term Investments	1.8%

Cash and Other Assets Less Liabilities	-13.0%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A104-B
146407_B

Annual Shareholder Report - December 31, 2025	3	Multimanager Core Bond Portfolio (Class IB)

MULTIMANAGER CORE BOND PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the Multimanager Core Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$70	0.68%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 7.40% for the year ended December 31, 2025.

What contributed to performance during the year?

•
From a sector allocation perspective, U.S. Treasuries and U.S. Agency mortgage-backed securities contributed to performance.
•
Duration positioning also contributed to performance.

What detracted from performance during the year?

•
Long exposure to Treasury Inflation-Protected Securities (TIPS) detracted from performance.

Annual Shareholder Report - December 31, 2025	1	Multimanager Core Bond Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
Multimanager Core Bond Portfolio (Class K)	7.40%	0.00%	1.97%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$802,802,634

Number of Portfolio Holdings	2,868

Total Investment Advisory Fees Paid	$3,149,844

Portfolio Turnover Rate	246%

Annual Shareholder Report - December 31, 2025	2	Multimanager Core Bond Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

Mortgage-Backed Securities	27.0%

Corporate Bonds	26.9%

U.S. Treasury Obligations	26.7%

Collateralized Mortgage Obligations	10.7%

Asset-Backed Securities	9.7%

Commercial Mortgage-Backed Securities	6.5%

Foreign Government Securities	2.1%

U.S. Government Agency Securities	0.7%

Supranational	0.6%

Municipal Bonds	0.3%

Short-Term Investments	1.8%

Cash and Other Assets Less Liabilities	-13.0%

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A104-K
146407_K

Annual Shareholder Report - December 31, 2025	3	Multimanager Core Bond Portfolio (Class K)

MULTIMANAGER TECHNOLOGY PORTFOLIO
(CLASS IB)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the Multimanager Technology Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$132	1.17%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares ret
urne
d 25.87% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Semiconductors and Internet Services & Infrastructure (sub-sectors of the Information Technology sector) and Interactive Media & Services (a sub-sector of the Communication Services sector) contributed the most to the Portfolio’s absolute performance.
•
The stocks that contributed the most to absolute performance were Alphabet Inc., Taiwan Semiconductor Manufacturing Co. Ltd., NVIDIA Corp., and Broadcom, Inc.

What detracted from performance during the year?

•
The sub-sectors that detracted the most from absolute performance were Transaction & Payment Processing Services and Application Software.
•
The stocks that detracted the most from performance were ServiceNow, Inc., a cloud computing platform, Silergy Corp., a company that designs analog power chips, Oracle Corp., a technology company, Worldline SA, a digital payment company, and Arista Networks, Inc., a provider of cloud networking solutions.

Annual Shareholder Report - December 31, 2025	1	Multimanager Technology Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and S&P North American Technology Sector Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
Multimanager Technology Portfolio (Class IB)	25.87%	12.46%	19.41%
Russell 1000 ® Index	17.37%	13.59%	14.59%
S&P North American Technology Sector Index	27.82%	18.02%	22.54%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2025)

Net Assets	$2,109,230,972

Number of Portfolio Holdings	366

Total Investment Advisory Fees Paid	$14,563,151

Portfolio Turnover Rate	40%

Annual Shareholder Report - December 31, 2025	2	Multimanager Technology Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	52.9%

Communication Services	9.8%

Consumer Discretionary	3.5%

Financials	1.7%

Industrials	0.8%

Real Estate	0.4%

Energy	0.3%

Consumer Staples	0.0%	#

Exchange Traded Funds	30.2%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	0.1%

#
Less than 0.05%

Top Holdings (as a % of Net Assets)

iShares Expanded Tech Sector ETF	10.4%

Vanguard Information Technology ETF	10.0%

State Street Technology Select Sector SPDR ETF	9.9%

Alphabet, Inc., Class A	5.0%

Microsoft Corp.	5.0%

NVIDIA Corp.	4.8%

Apple, Inc.	4.7%

Broadcom, Inc.	3.8%

Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%

Meta Platforms, Inc., Class A	2.2%

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IB shares was lowered from 1.18% to 1.17%. The expense limit includes amounts pa yab
le pursuant to Rule 12b-1 under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.
This change is intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A105-B
146416_B

Annual Shareholder Report - December 31, 2025	3	Multimanager Technology Portfolio (Class IB)

MULTIMANAGER TECHNOLOGY PORTFOLIO
(CLASS K)

Annual Shareholder Report - December 31, 2025

EQ Advisors Trust

This annual shareholder report contains important information about the Multimanager Technology Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$104	0.92%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class K shares returned 26.21% for the year ended December 31, 2025.
What contributed to performance during the year?

•	Semiconductors and Internet Services & Infrastructure (sub-sectors of the Information Technology sector) and Interactive Media & Services (a sub-sector of the Communication Services sector) contributed the most to the Portfolio’s absolute performance.
•	The stocks that contributed the most to absolute performance were Alphabet Inc., Taiwan Semiconductor Manufacturing Co. Ltd., NVIDIA Corp., and Broadcom, Inc.
What detracted from performance during the year?

•	The sub-sectors that detracted the most from absolute performance were Transaction & Payment Processing Services and Application Software.
•	The stocks that detracted the most from performance were ServiceNow, Inc., a cloud computing platform, Silergy Corp., a company that designs analog power chips, Oracle Corp., a technology company, Worldline SA, a digital payment company, and Arista Networks, Inc., a provider of cloud networking solutions.

Annual Shareholder Report - December 31, 2025	1	Multimanager Technology Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and S&P North American Technology Sector Index over the same period.

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
Multimanager Technology Portfolio (Class K)	26.21%	12.74%	19.71%
Russell 1000 ® Index	17.37%	13.59%	14.59%
S&P North American Technology Sector Index	27.82%	18.02%	22.54%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2025)

Net Assets	$2,109,230,972

Number of Portfolio Holdings	366

Total Investment Advisory Fees Paid	$14,563,151

Portfolio Turnover Rate	40%

Annual Shareholder Report - December 31, 2025	2	Multimanager Technology Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	52.9%

Communication Services	9.8%

Consumer Discretionary	3.5%

Financials	1.7%

Industrials	0.8%

Real Estate	0.4%

Energy	0.3%

Consumer Staples	0.0%	#

Exchange Traded Funds	30.2%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	0.1%
# Less than 0.05%

Top Holdings (as a % of Net Assets)

iShares Expanded Tech Sector ETF	10.4%

Vanguard Information Technology ETF	10.0%

State Street Technology Select Sector SPDR ETF	9.9%

Alphabet, Inc., Class A	5.0%

Microsoft Corp.	5.0%

NVIDIA Corp.	4.8%

Apple, Inc.	4.7%

Broadcom, Inc.	3.8%

Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%

Meta Platforms, Inc., Class A	2.2%

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class K shares was lowered from 0.93% to 0.92%. The expense limit excludes certain expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.
This change is intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A105-K
146416_K

Annual Shareholder Report - December 31, 2025	3	Multimanager Technology Portfolio (Class K)

Item 1(b):

Not applicable.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a “code of ethics,” as defined in Item 2, that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the registrant’s code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that Michael Clement and Donald E. Foley serve on its audit committee as “audit committee financial experts” as defined in Item 3. Messrs. Clement and Foley are considered to be “independent” for purposes of Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the Auditor in connection with statutory and regulatory filings or engagements were $4,751,702 in 2025 and $4,754,309 for 2024.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2025 and $0 in 2024. These services consisted of review of the registrant’s various regulatory filings and semi-annual financial statements.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $2,344,581 in 2025 and $1,891,475 in 2024. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item 4, were $0 in 2025 and $0 in 2024.

(e)(1) The registrant’s Audit Committee has adopted policies and procedures relating to the pre-approval of services performed by the registrant’s principal accountant. Audit, audit-related and non-audit services (including tax services) provided to the registrant require pre-approval by the Audit Committee. In the event that the estimated fees for such pre-approved audit, audit-related and non-audit services exceed the pre-approved estimated fees for such services, the excess amount must be approved by the Audit Committee or its delegate prior to payment.

(e)(2) None of the services included in (b) – (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the Auditor in each of the last two fiscal years for services to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $4,168,581 in 2025 and $3,649,510 in 2024.

(h) The registrant’s Audit Committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) A schedule of investments for each series of the registrant is included in the financial statements under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

EQ Advisors Trust

Annual Financial Statements and Additional Information

December 31, 2025

EQ Advisors Trust Annual Report

December 31, 2025

Table of Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (7.1%)
Invesco DB Precious Metals Fund*‡	104,990	$10,794,022
iShares Gold Trust*	273,500	22,199,995

Total Commodity		32,994,017

Equity (4.1%)
iShares China Large-Cap ETF	55,285	2,116,863
iShares MSCI EAFE Small-Cap ETF (x)	94,170	7,301,000
SPDR S&P Emerging Asia Pacific ETF	15,550	2,157,873
SPDR S&P Emerging Markets SmallCap ETF (x)	37,945	2,491,324
Vanguard Global ex-U.S. Real Estate ETF	101,100	4,634,424

Total Equity		18,701,484

Fixed Income (2.1%)
iShares JP Morgan USD Emerging Markets Bond ETF	100,960	9,720,429

Total Exchange Traded Funds (13.3%) (Cost $31,607,189)		61,415,930

INVESTMENT COMPANIES:
Alternatives (13.8%)
1290 VT Convertible Securities Portfolio‡	1,224,186	13,686,398
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	1,836,570	25,454,855
1290 VT Natural Resources Portfolio‡	671,881	7,498,189
1290 VT Real Estate Portfolio‡	2,843,894	17,205,561

Total Alternatives		63,845,003

Equity (52.9%)
1290 Avantis® U.S. Large Cap Growth Fund‡	419,914	8,977,756
1290 VT Equity Income Portfolio‡	1,894,686	9,189,228
1290 VT GAMCO Small Company Value Portfolio‡	387,222	29,483,100
1290 VT SmartBeta Equity ESG Portfolio‡	611,299	11,926,435
EQ/AB Small Cap Growth Portfolio‡	1,925,499	34,081,330
EQ/Emerging Markets Equity PLUS Portfolio‡	777,397	9,087,774
EQ/International Equity Index Portfolio‡	870,610	12,092,778
EQ/Invesco Comstock Portfolio‡	787,384	17,369,683
EQ/Janus Enterprise Portfolio*‡	207,617	4,667,238
EQ/JPMorgan Growth Stock Portfolio*‡	246,477	18,710,092
EQ/JPMorgan Value Opportunities Portfolio‡	856,914	17,403,919
EQ/Loomis Sayles Growth Portfolio*‡	1,524,574	18,645,542
EQ/MFS International Growth Portfolio‡	4,424,173	36,145,494
EQ/Value Equity Portfolio‡	709,500	17,020,909

Total Equity		244,801,278

Fixed Income (19.5%)
1290 Diversified Bond Fund‡	937,108	7,815,479
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,114,667	9,653,012
1290 VT High Yield Bond Portfolio‡	1,447,415	13,185,949
EQ/Core Plus Bond Portfolio‡	5,550,076	18,981,260
EQ/Intermediate Government Bond Portfolio‡	515,503	5,010,691
EQ/PIMCO Global Real Return Portfolio‡	2,345,802	18,203,423
EQ/PIMCO Ultra Short Bond Portfolio‡	899,225	8,857,365
Multimanager Core Bond Portfolio‡	943,017	8,260,825

Total Fixed Income		89,968,004

Total Investment Companies (86.2%) (Cost $377,232,633)		398,614,285

SHORT-TERM INVESTMENTS:
Investment Companies (2.0%)
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	9,018,326	9,018,326
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	118,172	118,219

Total Investment Companies		9,136,545

Total Short-Term Investments (2.0%) (Cost $9,136,545)		9,136,545

Total Investments in Securities (101.5%) (Cost $417,976,367)		469,166,760
Other Assets Less Liabilities (-1.5%)		(6,820,229)

Net Assets (100%)		$462,346,531

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $8,809,770. This was collateralized by cash of $9,018,326 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis® U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Commodity
Invesco DB Precious Metals Fund*	104,990	16,979,501	—	(14,063,408)	6,041,658	1,836,271	10,794,022	—	—
INVESTMENT COMPANIES:
Alternatives
1290 VT Convertible Securities Portfolio	1,224,186	13,102,715	350,016	(1,542,782)	(12,361)	1,788,810	13,686,398	226,597	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	1,836,570	23,913,959	2,226,548	(2,865,167)	97,630	2,081,885	25,454,855	749,918	747,423
1290 VT Natural Resources Portfolio	671,881	5,812,830	1,078,409	(881,590)	2,331	1,486,209	7,498,189	207,883	—
1290 VT Real Estate Portfolio	2,843,894	15,497,126	2,639,172	(1,983,577)	31,067	1,021,773	17,205,561	480,490	—
Equity
1290 Avantis® U.S. Large Cap Growth Fund	419,914	9,726,310	429,082	(2,541,789)	453,833	910,320	8,977,756	3,641	146,100
1290 VT Equity Income Portfolio	1,894,686	9,246,732	1,031,509	(1,291,789)	50,391	152,385	9,189,228	216,402	735,766
1290 VT GAMCO Small Company Value Portfolio	387,222	27,338,080	3,950,986	(3,195,763)	17,024	1,372,773	29,483,100	244,090	1,751,242
1290 VT SmartBeta Equity ESG Portfolio	611,299	10,945,774	1,833,947	(1,322,385)	32,882	436,217	11,926,435	113,289	914,869
EQ/AB Small Cap Growth Portfolio	1,925,499	29,242,279	8,209,072	(3,636,558)	(57,576)	324,113	34,081,330	107,652	2,710,503
EQ/Emerging Markets Equity PLUS Portfolio	777,397	8,973,713	287,663	(2,701,987)	110,545	2,417,840	9,087,774	199,507	—
EQ/International Equity Index Portfolio	870,610	10,503,510	532,070	(1,672,385)	328,926	2,400,657	12,092,778	426,282	—
EQ/Invesco Comstock Portfolio	787,384	16,987,351	1,754,249	(2,473,378)	231,517	869,944	17,369,683	250,463	1,353,920
EQ/Janus Enterprise Portfolio*	207,617	4,704,854	416,218	(440,795)	1,960	(14,999)	4,667,238	—	380,955
EQ/JPMorgan Growth Stock Portfolio*	246,477	20,278,441	2,820,470	(4,493,776)	95,008	9,949	18,710,092	—	2,652,972
EQ/JPMorgan Value Opportunities Portfolio	856,914	16,687,907	1,770,355	(1,873,378)	16,969	802,066	17,403,919	214,269	1,406,220
EQ/Loomis Sayles Growth Portfolio*	1,524,574	21,922,997	1,610,084	(6,093,776)	484,441	721,796	18,645,542	—	1,442,587
EQ/MFS International Growth Portfolio	4,424,173	33,912,247	3,719,925	(4,967,154)	(4,961)	3,485,437	36,145,494	414,927	2,987,634
EQ/Value Equity Portfolio	709,500	14,563,124	3,341,910	(1,873,378)	49,640	939,613	17,020,909	283,855	408,189
Fixed Income
1290 Diversified Bond Fund	937,108	7,115,506	1,359,625	(881,590)	(2,721)	224,659	7,815,479	539,099	—
1290 VT DoubleLine Opportunistic Bond Portfolio	1,114,667	9,463,729	1,037,404	(1,101,987)	17,864	236,002	9,653,012	449,249	—
1290 VT High Yield Bond Portfolio	1,447,415	13,121,838	1,189,065	(1,542,782)	3,263	414,565	13,185,949	565,647	—
EQ/Core Plus Bond Portfolio	5,550,076	19,266,232	1,164,747	(2,093,776)	(237,123)	881,180	18,981,260	997,248	—
EQ/Intermediate Government Bond Portfolio	515,503	4,034,402	1,457,079	(550,994)	5,178	65,026	5,010,691	163,000	—
EQ/PIMCO Global Real Return Portfolio	2,345,802	15,049,417	4,487,517	(1,983,577)	1,099	648,967	18,203,423	228,834	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/PIMCO Ultra Short Bond Portfolio	899,225	7,662,534	2,212,510	(991,789)	4,184	(30,074)	8,857,365	383,169	—
Multimanager Core Bond Portfolio	943,017	7,990,133	873,898	(881,590)	8,922	269,462	8,260,825	303,373	—

Total		394,043,241	51,783,530	(69,942,900)	7,771,590	25,752,846	409,408,307	7,768,884	17,638,380

*	Non-income producing.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$61,415,930	$—	$—	$61,415,930
Investment Companies
Investment Companies	398,614,285	—	—	398,614,285
Short-Term Investments
Investment Companies	9,136,545	—	—	9,136,545

Total Assets	$469,166,760	$—	$—	$469,166,760

Total Liabilities	$—	$—	$—	$—

Total	$469,166,760	$—	$—	$469,166,760

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$52,217,542
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$71,864,899

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$73,260,674
Aggregate gross unrealized depreciation	(26,889,777)

Net unrealized appreciation	$46,370,897

Federal income tax cost of investments in securities and derivative instruments, if applicable	$422,795,863

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $380,786,771)	$409,408,307
Unaffiliated Issuers (Cost $37,189,596)	59,758,453
Cash	2,535,046
Receivable for securities sold	112,684
Receivable for Portfolio shares sold	45,560
Dividends, interest and other receivables	4,872
Securities lending income receivable	4,435
Other assets	1,869

Total assets	471,871,226

LIABILITIES
Payable for return of collateral on securities loaned	9,018,326
Payable for Portfolio shares repurchased	209,884
Distribution fees payable – Class IB	97,544
Administrative fees payable	48,669
Investment management fees payable	39,303
Trustees’ fees payable	304
Accrued expenses	110,665

Total liabilities	9,524,695

Commitments and contingent liabilities^
NET ASSETS	$462,346,531

Net assets were comprised of:
Paid in capital	$401,688,062
Total distributable earnings (loss)	60,658,469

Net assets	$462,346,531

Class IB
Net asset value, offering and redemption price per share, $458,980,397 / 22,454,639 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.44

Class K
Net asset value, offering and redemption price per share, $3,366,134 / 165,918 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.29

(x)	Includes value of securities on loan of $8,809,770.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends ($7,768,884 of dividend income received from affiliates)	$8,898,388
Interest	91,259
Securities lending (net)	79,576

Total income	9,069,223

EXPENSES
Distribution fees – Class IB	1,108,408
Administrative fees	557,528
Investment management fees	446,510
Custodian fees	171,100
Professional fees	55,395
Printing and mailing expenses	37,262
Trustees’ fees	15,103
Miscellaneous	10,488

Total expenses	2,401,794

NET INVESTMENT INCOME (LOSS)	6,667,429

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities ($7,771,590 realized gain (loss) from affiliates)	8,653,060
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	17,638,380

Net realized gain (loss)	26,291,440

Net change in unrealized appreciation (depreciation) on investments in securities ($25,752,846 of change in unrealized appreciation (depreciation) from affiliates)	38,090,743

NET REALIZED AND UNREALIZED GAIN (LOSS)	64,382,183

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$71,049,612

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,667,429	$6,237,124
Net realized gain (loss)	26,291,440	20,084,043
Net change in unrealized appreciation (depreciation)	38,090,743	22,200,902

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	71,049,612	48,522,069

Distributions to shareholders:
Class IB	(33,239,967)	(21,514,550)
Class K	(247,516)	(158,119)

Total distributions to shareholders	(33,487,483)	(21,672,669)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 24,471 shares, respectively ]	—	438,250
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (2,864,057) shares, respectively ]	—	(53,276,033)
Capital shares repurchased [ 0 and (218,369) shares, respectively ]	—	(3,957,507)

Total Class IA transactions	—	(56,795,290)

Class IB
Capital shares sold [ 946,381 and 923,893 shares, respectively ]	18,867,651	17,333,667
Capital shares issued in connection with share class combination (Note 1) [ 0 and 2,852,201 shares, respectively ]	—	53,276,033
Capital shares issued in reinvestment of dividends and distributions [ 1,610,933 and 1,121,604 shares, respectively ]	33,239,967	21,514,550
Capital shares repurchased [ (3,136,229) and (3,923,271) shares, respectively ]	(62,705,451)	(74,781,406)

Total Class IB transactions	(10,597,833)	17,342,844

Class K
Capital shares sold [ 21,498 and 40,155 shares, respectively ]	423,123	750,017
Capital shares issued in reinvestment of dividends and distributions [ 12,079 and 8,307 shares, respectively ]	247,516	158,119
Capital shares repurchased [ (34,265) and (21,976) shares, respectively ]	(664,749)	(404,283)

Total Class K transactions	5,890	503,853

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(10,591,943)	(38,948,593)

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,970,186	(12,099,193)
NET ASSETS:
Beginning of year	435,376,345	447,475,538

End of year	$462,346,531	$435,376,345

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$18.77		$17.73		$16.10		$20.69		$22.38

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.30		0.28		0.20		0.22		0.26
Net realized and unrealized gain (loss)	2.92		1.71		2.04		(3.25)		2.09

Total from investment operations	3.22		1.99		2.24		(3.03)		2.35

Less distributions:
Dividends from net investment income	(0.42)		(0.44)		(0.28)		(0.23)		(0.85)
Distributions from net realized gains	(1.13)		(0.51)		(0.33)		(1.33)		(3.19)

Total dividends and distributions	(1.55)		(0.95)		(0.61)		(1.56)		(4.04)

Net asset value, end of year	$20.44		$18.77		$17.73		$16.10		$20.69

Total return	17.18%		11.16%		14.15%		(14.46)%		10.92%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$458,980		$432,272		$391,027		$373,194		$454,964
Ratio of expenses to average net assets:
After waivers (f)	0.54	%(j)	0.54	%(k)	0.55	%(m)	0.53	%(n)	0.53	%(n)
Before waivers (f)	0.54%		0.54%		0.55%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.49%		1.48%		1.18%		1.23%		1.12%
Before waivers (f)(x)	1.49%		1.48%		1.18%		1.23%		1.12%
Portfolio turnover rate^	12%		12%		10%		15%		14%

Class K	Year Ended December 31,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$18.63		$17.60		$15.99		$20.56		$22.26

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.36		0.35		0.23		0.28		0.32
Net realized and unrealized gain (loss)	2.90		1.68		2.04		(3.25)		2.07

Total from investment operations	3.26		2.03		2.27		(2.97)		2.39

Less distributions:
Dividends from net investment income	(0.47)		(0.49)		(0.33)		(0.27)		(0.90)
Distributions from net realized gains	(1.13)		(0.51)		(0.33)		(1.33)		(3.19)

Total dividends and distributions	(1.60)		(1.00)		(0.66)		(1.60)		(4.09)

Net asset value, end of year	$20.29		$18.63		$17.60		$15.99		$20.56

Total return	17.53%		11.46%		14.39%		(14.24)%		11.21%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,366		$3,104		$2,467		$2,332		$2,530
Ratio of expenses to average net assets:
After waivers (f)	0.29	%(j)	0.29	%(k)	0.30	%(m)	0.28	%(n)	0.28	%(n)
Before waivers (f)	0.29%		0.29%		0.30%		0.28%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.79%		1.87%		1.37%		1.57%		1.37%
Before waivers (f)(x)	1.79%		1.87%		1.37%		1.57%		1.37%
Portfolio turnover rate^	12%		12%		10%		15%		14%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.22% for Class IB and 0.97% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.23% for Class IB and 0.98% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.24% for Class IB and 0.99% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.21% for Class IB and 0.96% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (10.5%)
EQ/2000 Managed Volatility Portfolio‡	1,921,448	$40,023,760
EQ/400 Managed Volatility Portfolio‡	410,963	9,152,139
EQ/500 Managed Volatility Portfolio‡	3,583,229	108,858,495
EQ/International Managed Volatility Portfolio‡	1,557,617	25,747,415

Total Equity		183,781,809

Fixed Income (89.6%)
EQ/Intermediate Corporate Bond Portfolio‡	16,933,630	169,336,299
EQ/Intermediate Government Bond Portfolio‡	119,929,757	1,165,717,234
EQ/Long-Term Bond Portfolio‡	35,242,539	234,715,308

Total Fixed Income		1,569,768,841

Total Investments in Securities (100.1%) (Cost $1,739,484,760)		1,753,550,650
Other Assets Less Liabilities (-0.1%)		(1,003,758)

Net Assets (100%)		$1,752,546,892

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	1,921,448	41,145,088	16,306,922	(21,003,005)	1,416,687	2,158,068	40,023,760	465,183	1,349,854
EQ/400 Managed Volatility Portfolio	410,963	6,993,613	3,792,202	(1,510,300)	9,979	(133,355)	9,152,139	103,788	709,225
EQ/500 Managed Volatility Portfolio	3,583,229	116,116,979	47,032,410	(56,157,513)	3,049,165	(1,182,546)	108,858,495	1,074,726	14,677,971
EQ/International Managed Volatility Portfolio	1,557,617	23,791,068	9,719,153	(12,961,803)	1,436,494	3,762,503	25,747,415	602,671	941,353
Fixed Income
EQ/Intermediate Corporate Bond Portfolio	16,933,630	187,844,983	47,436,549	(70,170,819)	2,104,832	2,120,754	169,336,299	8,971,431	3,214,333
EQ/Intermediate Government Bond Portfolio	119,929,757	1,215,164,665	321,813,600	(404,760,539)	(615,382)	34,114,890	1,165,717,234	38,141,082	—
EQ/Long-Term Bond Portfolio	35,242,539	241,393,768	70,360,771	(81,556,228)	534,523	3,982,474	234,715,308	10,534,591	—

Total		1,832,450,164	516,461,607	(648,120,207)	7,936,298	44,822,788	1,753,550,650	59,893,472	20,892,736

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$1,753,550,650	$—	$—	$1,753,550,650

Total Assets	$1,753,550,650	$—	$—	$1,753,550,650

Total Liabilities	$—	$—	$—	$—

Total	$1,753,550,650	$—	$—	$1,753,550,650

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$516,461,607
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$648,120,207

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,672,235
Aggregate gross unrealized depreciation	(44,854,863)

Net unrealized appreciation	$12,817,372

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,740,733,278

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $1,739,484,760)	$1,753,550,650
Receivable for securities sold	1,272,461
Receivable for Portfolio shares sold	31,732
Dividends, interest and other receivables	148
Other assets	9,903

Total assets	1,754,864,894

LIABILITIES
Overdraft payable	1,180,269
Distribution fees payable – Class IB	374,311
Payable for Portfolio shares repurchased	304,657
Administrative fees payable	185,404
Investment management fees payable	144,863
Accrued expenses	128,498

Total liabilities	2,318,002

Commitments and contingent liabilities^
NET ASSETS	$1,752,546,892

Net assets were comprised of:
Paid in capital	$1,723,255,966
Total distributable earnings (loss)	29,290,926

Net assets	$1,752,546,892

Class IB
Net asset value, offering and redemption price per share, $1,752,546,892 / 195,277,527 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.97

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$59,893,472
Interest	65,262

Total income	59,958,734

EXPENSES
Distribution fees – Class IB	4,743,336
Administrative fees	2,371,469
Investment management fees	1,829,712
Custodian fees	183,600
Professional fees	118,524
Printing and mailing expenses	106,430
Trustees’ fees	64,443
Recoupment fees	54,712
Miscellaneous	39,205

Total expenses	9,511,431

NET INVESTMENT INCOME (LOSS)	50,447,303

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	7,936,298
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	20,892,736

Net realized gain (loss)	28,829,034

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	44,822,788

NET REALIZED AND UNREALIZED GAIN (LOSS)	73,651,822

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$124,099,125

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$50,447,303	$45,366,263
Net realized gain (loss)	28,829,034	47,270,921
Net change in unrealized appreciation (depreciation)	44,822,788	(32,969,291)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	124,099,125	59,667,893

Distributions to shareholders:
Class IB	(81,475,363)	(85,367,094)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 47,832,559 and 32,663,807 shares, respectively ]	425,570,796	293,197,008
Capital shares issued in reinvestment of dividends and distributions [ 9,021,437 and 9,597,952 shares, respectively ]	81,475,363	85,367,094
Capital shares repurchased [ (69,209,033) and (85,217,690) shares, respectively ]	(628,268,844)	(777,926,998)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(121,222,685)	(399,362,896)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(78,598,923)	(425,062,097)
NET ASSETS:
Beginning of year	1,831,145,815	2,256,207,912

End of year	$1,752,546,892	$1,831,145,815

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$8.82		$9.00		$8.66		$9.68		$10.06

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.24		0.21		0.19		0.11		0.05
Net realized and unrealized gain (loss)	0.34		0.04		0.40		(0.99)		(0.05)

Total from investment operations	0.58		0.25		0.59		(0.88)		—	#

Less distributions:
Dividends from net investment income	(0.27)		(0.25)		(0.21)		(0.08)		(0.07)
Distributions from net realized gains	(0.16)		(0.18)		(0.04)		(0.06)		(0.31)

Total dividends and distributions	(0.43)		(0.43)		(0.25)		(0.14)		(0.38)

Net asset value, end of year	$8.97		$8.82		$9.00		$8.66		$9.68

Total return	6.56%		2.81%		6.80%		(9.09)%		0.02%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,752,547		$1,831,146		$2,256,208		$2,437,281		$932,729
Ratio of expenses to average net assets:
After waivers (f)	0.50	%(j)	0.51	%(k)	0.51	%(k)	0.49	%(j)	0.49	%(o)
Before waivers (f)	0.50%		0.51%		0.52%		0.49%		0.49%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	2.66%		2.27%		2.14%		1.18%		0.49%
Before waivers (f)(x)	2.66%		2.27%		2.14%		1.18%		0.49%
Portfolio turnover rate^	27%		21%		74%		60%		26%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.90% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.92% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.91% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.5%)
EQ/2000 Managed Volatility Portfolio‡	1,165,603	$24,279,515
EQ/400 Managed Volatility Portfolio‡	251,032	5,590,489
EQ/500 Managed Volatility Portfolio‡	2,155,267	65,477,003
EQ/International Managed Volatility Portfolio‡	938,484	15,513,147

Total Equity		110,860,154

Fixed Income (79.5%)
EQ/AB Short Duration Government Bond Portfolio‡	3,772,275	37,307,804
EQ/Core Bond Index Portfolio‡	17,476,851	165,855,320
EQ/Intermediate Corporate Bond Portfolio‡	8,452,293	84,522,932
EQ/Intermediate Government Bond Portfolio‡	8,858,486	86,104,483
EQ/Long-Term Bond Portfolio‡	8,565,112	57,043,647

Total Fixed Income		430,834,186

Total Investments in Securities (100.0%) (Cost $531,539,219)		541,694,340
Other Assets Less Liabilities (0.0%)†		(226,679)

Net Assets (100%)		$541,467,661

†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	1,165,603	24,173,265	7,002,775	(8,569,557)	637,962	1,035,070	24,279,515	277,640	806,008
EQ/400 Managed Volatility Portfolio	251,032	6,005,845	1,167,602	(1,282,124)	304	(301,138)	5,590,489	63,426	435,482
EQ/500 Managed Volatility Portfolio	2,155,267	69,477,410	19,807,220	(23,285,485)	335,512	(857,654)	65,477,003	643,516	8,799,368
EQ/International Managed Volatility Portfolio	938,484	14,646,898	3,520,944	(5,346,371)	650,723	2,040,953	15,513,147	357,044	557,815
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	3,772,275	40,157,053	5,938,401	(8,974,866)	20,288	166,928	37,307,804	1,457,539	—
EQ/Core Bond Index Portfolio	17,476,851	175,433,619	24,085,273	(39,104,773)	(1,138,320)	6,579,521	165,855,320	5,340,087	—
EQ/Intermediate Corporate Bond Portfolio	8,452,293	88,117,687	14,869,230	(19,872,918)	254,633	1,154,300	84,522,932	4,456,033	1,598,429
EQ/Intermediate Government Bond Portfolio	8,858,486	99,867,729	11,625,806	(27,772,918)	(1,207,657)	3,591,523	86,104,483	2,811,037	—
EQ/Long-Term Bond Portfolio	8,565,112	51,417,326	19,043,847	(14,103,361)	(220,569)	906,404	57,043,647	2,488,206	—

Total		569,296,832	107,061,098	(148,312,373)	(667,124)	14,315,907	541,694,340	17,894,528	12,197,102

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$541,694,340	$—	$—	$541,694,340

Total Assets	$541,694,340	$—	$—	$541,694,340

Total Liabilities	$—	$—	$—	$—

Total	$541,694,340	$—	$—	$541,694,340

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$107,061,098
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$148,312,373

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,262,205
Aggregate gross unrealized depreciation	(43,589,702)

Net unrealized appreciation	$9,672,503

Federal income tax cost of investments in securities and derivative instruments, if applicable	$532,021,837

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $531,539,219)	$541,694,340
Cash	218,987
Receivable for securities sold	214,823
Receivable for Portfolio shares sold	47,590
Dividends, interest and other receivables	861
Other assets	2,339

Total assets	542,178,940

LIABILITIES
Payable for Portfolio shares repurchased	441,918
Distribution fees payable – Class IB	115,605
Administrative fees payable	57,262
Investment management fees payable	49,057
Accrued expenses	47,437

Total liabilities	711,279

Commitments and contingent liabilities^
NET ASSETS	$541,467,661

Net assets were comprised of:
Paid in capital	$521,931,779
Total distributable earnings (loss)	19,535,882

Net assets	$541,467,661

Class IB
Net asset value, offering and redemption price per share, $541,467,661 / 46,389,487 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.67

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (All of dividend income received from affiliates)	$17,894,528
Interest	17,262

Total income	17,911,790

EXPENSES
Distribution fees – Class IB	1,364,877
Administrative fees	681,634
Investment management fees	545,947
Custodian fees	81,800
Professional fees	60,768
Printing and mailing expenses	37,776
Trustees’ fees	18,703
Recoupment fees	12,585
Miscellaneous	12,124

Gross expenses	2,816,214
Less: Waiverfrom investment manager	(4,212)

Net expenses	2,812,002

NET INVESTMENT INCOME (LOSS)	15,099,788

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	(667,124)
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	12,197,102

Net realized gain (loss)	11,529,978

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	14,315,907

NET REALIZED AND UNREALIZED GAIN (LOSS)	25,845,885

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,945,673

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,099,788	$14,821,633
Net realized gain (loss)	11,529,978	26,570,605
Net change in unrealized appreciation (depreciation)	14,315,907	(13,652,141)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	40,945,673	27,740,097

Distributions to shareholders:
Class IB	(30,641,382)	(23,413,538)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 10,022,480 and 11,824,413 shares, respectively ]	117,976,403	138,890,251
Capital shares issued in reinvestment of dividends and distributions [ 2,599,462 and 2,042,211 shares, respectively ]	30,641,382	23,413,538
Capital shares repurchased [ (15,914,819) and (17,975,431) shares, respectively ]	(186,429,232)	(210,542,195)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(37,811,447)	(48,238,406)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,507,156)	(43,911,847)
NET ASSETS:
Beginning of year	568,974,817	612,886,664

End of year	$541,467,661	$568,974,817

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$11.45		$11.39		$10.72		$12.72		$12.95

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.33		0.29		0.18		0.11		0.07
Net realized and unrealized gain (loss)	0.57		0.26		0.70		(1.67)		0.25

Total from investment operations	0.90		0.55		0.88		(1.56)		0.32

Less distributions:
Dividends from net investment income	(0.35)		(0.36)		(0.19)		(0.12)		(0.14)
Distributions from net realized gains	(0.33)		(0.13)		(0.02)		(0.32)		(0.41)

Total dividends and distributions	(0.68)		(0.49)		(0.21)		(0.44)		(0.55)

Net asset value, end of year	$11.67		$11.45		$11.39		$10.72		$12.72

Total return	7.86%		4.80%		8.23%		(12.26)%		2.50%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$541,468		$568,975		$612,887		$618,222		$837,813
Ratio of expenses to average net assets:
After waivers (f)	0.52	%(k)	0.51	%(k)	0.52	%(j)	0.50	%(k)	0.50	%(j)
Before waivers (f)	0.52%		0.51%		0.52%		0.50%		0.50%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	2.77%		2.49%		1.59%		0.91%		0.56%
Before waivers (f)(x)	2.77%		2.49%		1.59%		0.91%		0.56%
Portfolio turnover rate^	20%		20%		30%		17%		27%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.94% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (40.5%)
EQ/2000 Managed Volatility Portfolio‡	4,852,004	$101,067,246
EQ/400 Managed Volatility Portfolio‡	790,193	17,597,606
EQ/500 Managed Volatility Portfolio‡	8,504,769	258,374,890
EQ/International Managed Volatility Portfolio‡	3,700,323	61,166,346

Total Equity		438,206,088

Fixed Income (59.5%)
EQ/AB Short Duration Government Bond Portfolio‡	5,981,860	59,160,598
EQ/Core Bond Index Portfolio‡	24,911,571	236,410,810
EQ/Intermediate Corporate Bond Portfolio‡	11,857,006	118,570,064
EQ/Intermediate Government Bond Portfolio‡	12,164,210	118,236,125
EQ/Long-Term Bond Portfolio‡	16,838,155	112,142,110

Total Fixed Income		644,519,707

Total Investments in Securities (100.0%) (Cost $956,966,082)		1,082,725,795
Other Assets Less Liabilities (0.0%)†		438,511

Net Assets (100%)		$1,083,164,306

†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	4,852,004	104,707,363	16,002,498	(24,977,857)	635,087	4,700,155	101,067,246	1,140,597	3,308,834
EQ/400 Managed Volatility Portfolio	790,193	18,816,315	2,688,094	(2,962,976)	(24,556)	(919,271)	17,597,606	199,044	1,363,538
EQ/500 Managed Volatility Portfolio	8,504,769	269,576,501	58,887,848	(67,107,619)	290,378	(3,272,218)	258,374,890	2,523,434	34,456,225
EQ/International Managed Volatility Portfolio	3,700,323	58,384,970	7,275,295	(14,851,905)	2,293,386	8,064,600	61,166,346	1,394,720	2,178,528
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	5,981,860	63,614,124	6,916,599	(11,647,579)	5,480	271,974	59,160,598	2,293,056	—
EQ/Core Bond Index Portfolio	24,911,571	250,740,504	26,034,026	(48,035,992)	(482,145)	8,154,417	236,410,810	7,568,357	—
EQ/Intermediate Corporate Bond Portfolio	11,857,006	126,634,899	13,281,454	(23,395,159)	101,069	1,947,801	118,570,064	6,143,195	2,201,172
EQ/Intermediate Government Bond Portfolio	12,164,210	132,336,293	12,923,078	(30,145,159)	(1,369,594)	4,491,507	118,236,125	3,815,992	—
EQ/Long-Term Bond Portfolio	16,838,155	107,078,423	21,392,132	(17,940,833)	(304,551)	1,916,939	112,142,110	4,913,549	—

Total		1,131,889,392	165,401,024	(241,065,079)	1,144,554	25,355,904	1,082,725,795	29,991,944	43,508,297

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$1,082,725,795	$—	$—	$1,082,725,795

Total Assets	$1,082,725,795	$—	$—	$1,082,725,795

Total Liabilities	$—	$—	$—	$—

Total	$1,082,725,795	$—	$—	$1,082,725,795

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$165,401,024
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$241,065,079

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$192,338,135
Aggregate gross unrealized depreciation	(69,049,124)

Net unrealized appreciation	$123,289,011

Federal income tax cost of investments in securities and derivative instruments, if applicable	$959,436,784

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $956,966,082)	$1,082,725,795
Cash	815,487
Receivable for Portfolio shares sold	212,028
Dividends, interest and other receivables	977
Other assets	4,504

Total assets	1,083,758,791

LIABILITIES
Distribution fees payable – Class IB	230,211
Administrative fees payable	114,028
Payable for Portfolio shares repurchased	102,911
Investment management fees payable	91,549
Payable for securities purchased	7,923
Accrued expenses	47,863

Total liabilities	594,485

Commitments and contingent liabilities^
NET ASSETS	$1,083,164,306

Net assets were comprised of:
Paid in capital	$925,533,776
Total distributable earnings (loss)	157,630,530

Net assets	$1,083,164,306

Class IB
Net asset value, offering and redemption price per share, $1,083,164,306 / 78,000,219 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.89

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$29,991,944
Interest	17,449

Total income	30,009,393

EXPENSES
Distribution fees – Class IB	2,692,986
Administrative fees	1,344,679
Investment management fees	1,071,396
Professional fees	80,977
Custodian fees	75,400
Printing and mailing expenses	62,621
Trustees’ fees	37,042
Miscellaneous	20,299

Total expenses	5,385,400

NET INVESTMENT INCOME (LOSS)	24,623,993

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	1,144,554
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	43,508,297

Net realized gain (loss)	44,652,851

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	25,355,904

NET REALIZED AND UNREALIZED GAIN (LOSS)	70,008,755

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$94,632,748

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$24,623,993	$25,505,025
Net realized gain (loss)	44,652,851	86,481,441
Net change in unrealized appreciation (depreciation)	25,355,904	(27,662,373)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	94,632,748	84,324,093

Distributions to shareholders:
Class IB	(83,765,495)	(71,108,419)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 6,756,609 and 8,673,604 shares, respectively ]	95,089,901	123,090,240
Capital shares issued in reinvestment of dividends and distributions [ 5,951,616 and 5,127,250 shares, respectively ]	83,765,495	71,108,419
Capital shares repurchased [ (17,129,115) and (16,028,564) shares , respectively]	(238,637,281)	(226,514,272)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(59,781,885)	(32,315,613)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(48,914,632)	(19,099,939)
NET ASSETS:
Beginning of year	1,132,078,938	1,151,178,877

End of year	$1,083,164,306	$1,132,078,938

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$13.74		$13.60		$12.55		$15.72		$15.67

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.32		0.31		0.20		0.12		0.09
Net realized and unrealized gain (loss)	0.95		0.74		1.24		(2.40)		1.01

Total from investment operations	1.27		1.05		1.44		(2.28)		1.10

Less distributions:
Dividends from net investment income	(0.35)		(0.40)		(0.21)		(0.13)		(0.25)
Distributions from net realized gains	(0.77)		(0.51)		(0.18)		(0.76)		(0.80)

Total dividends and distributions	(1.12)		(0.91)		(0.39)		(0.89)		(1.05)

Net asset value, end of year	$13.89		$13.74		$13.60		$12.55		$15.72

Total return	9.32%		7.66%		11.55%		(14.46)%		7.08%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,083,164		$1,132,079		$1,151,179		$1,106,575		$1,595,539
Ratio of expenses to average net assets (f)	0.50	%(j)	0.50	%(j)	0.50	%(j)	0.49	%(k)	0.48	%(o)
Ratio of net investment income (loss) to average net assets (f)(x)	2.29%		2.21%		1.49%		0.84%		0.57%
Portfolio turnover rate^	15%		16%		26%		16%		22%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.97% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.96% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.95% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (50.5%)
EQ/2000 Managed Volatility Portfolio‡	17,538,323	$365,323,275
EQ/400 Managed Volatility Portfolio‡	2,719,327	60,559,404
EQ/500 Managed Volatility Portfolio‡	30,740,069	933,883,283
EQ/International Managed Volatility Portfolio‡	13,340,448	220,517,601

Total Equity		1,580,283,563

Fixed Income (49.5%)
EQ/AB Short Duration Government Bond Portfolio‡	12,527,628	123,898,245
EQ/Core Bond Index Portfolio‡	58,852,245	558,507,801
EQ/Intermediate Corporate Bond Portfolio‡	27,913,352	279,133,519
EQ/Intermediate Government Bond Portfolio‡	28,776,608	279,708,631
EQ/Long-Term Bond Portfolio‡	46,262,347	308,107,233

Total Fixed Income		1,549,355,429

Total Investments in Securities (100.0%) (Cost $2,672,173,737)		3,129,638,992
Other Assets Less Liabilities (0.0%)†		(188,007)

Net Assets (100%)		$3,129,450,985

†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	17,538,323	371,533,818	51,575,557	(77,383,562)	(120,969)	19,718,431	365,323,275	4,129,346	11,987,856
EQ/400 Managed Volatility Portfolio	2,719,327	65,881,363	7,353,667	(9,315,193)	(41,001)	(3,319,432)	60,559,404	687,937	4,727,848
EQ/500 Managed Volatility Portfolio	30,740,069	971,782,224	182,934,013	(209,827,896)	417,641	(11,422,699)	933,883,283	9,136,410	124,979,364
EQ/International Managed Volatility Portfolio	13,340,448	205,424,633	22,379,408	(44,706,974)	3,195,941	34,224,593	220,517,601	5,029,370	7,857,979
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	12,527,628	135,195,778	15,994,106	(27,930,386)	28,419	610,328	123,898,245	4,818,340	—
EQ/Core Bond Index Portfolio	58,852,245	593,329,909	62,733,424	(116,082,940)	147,847	18,379,561	558,507,801	17,851,951	—
EQ/Intermediate Corporate Bond Portfolio	27,913,352	296,318,666	33,264,403	(55,368,369)	505,274	4,413,545	279,133,519	14,567,061	5,226,869
EQ/Intermediate Government Bond Portfolio	28,776,608	298,198,524	34,735,076	(60,468,369)	(1,927,303)	9,170,703	279,708,631	9,014,604	—
EQ/Long-Term Bond Portfolio	46,262,347	298,661,388	47,856,240	(43,075,965)	(303,739)	4,969,309	308,107,233	13,516,828	—

Total		3,236,326,303	458,825,894	(644,159,654)	1,902,110	76,744,339	3,129,638,992	78,751,847	154,779,916

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$3,129,638,992	$—	$—	$3,129,638,992

Total Assets	$3,129,638,992	$—	$—	$3,129,638,992

Total Liabilities	$—	$—	$—	$—

Total	$3,129,638,992	$—	$—	$3,129,638,992

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$458,825,894
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$644,159,654

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$631,009,869
Aggregate gross unrealized depreciation	(179,479,449)

Net unrealized appreciation	$451,530,420

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,678,108,572

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $2,672,173,737)	$3,129,638,992
Cash	774,503
Receivable for securities sold	1,047,150
Receivable for Portfolio shares sold	391,138
Dividends, interest and other receivables	190,248
Other assets	13,042

Total assets	3,132,055,073

LIABILITIES
Payable for Portfolio shares repurchased	1,263,444
Distribution fees payable – Class IB	667,941
Administrative fees payable	330,845
Investment management fees payable	251,075
Accrued expenses	90,783

Total liabilities	2,604,088

Commitments and contingent liabilities^
NET ASSETS	$3,129,450,985

Net assets were comprised of:
Paid in capital	$2,556,542,896
Total distributable earnings (loss)	572,908,089

Net assets	$3,129,450,985

Class IB
Net asset value, offering and redemption price per share, $3,129,450,985 / 196,059,520 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.96

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$78,751,847
Interest	24,995

Total income	78,776,842

EXPENSES
Distribution fees – Class IB	7,819,418
Administrative fees	3,904,539
Investment management fees	2,939,989
Professional fees	159,261
Printing and mailing expenses	159,251
Trustees’ fees	107,429
Custodian fees	92,900
Miscellaneous	48,371

Total expenses	15,231,158

NET INVESTMENT INCOME (LOSS)	63,545,684

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities ($1,902,110 realized gain (loss) from affiliates)	1,926,512
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	154,779,916

Net realized gain (loss)	156,706,428

Change in unrealized appreciation (depreciation) on:
Investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	76,744,339
Foreign currency translations	22,420

Net change in unrealized appreciation (depreciation)	76,766,759

NET REALIZED AND UNREALIZED GAIN (LOSS)	233,473,187

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$297,018,871

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$63,545,684	$66,960,561
Net realized gain (loss)	156,706,428	289,627,822
Net change in unrealized appreciation (depreciation)	76,766,759	(67,967,391)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	297,018,871	288,620,992

Distributions to shareholders:
Class IB	(266,513,870)	(222,827,874)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 9,730,525 and 13,292,738 shares, respectively ]	156,862,696	215,802,966
Capital shares issued in reinvestment of dividends and distributions [ 16,471,133 and 13,932,424 shares, respectively ]	266,513,870	222,827,874
Capital shares repurchased [ (35,011,888) and (32,833,925) shares, respectively ]	(560,652,614)	(534,641,027)

Total Class IB transactions	(137,276,048)	(96,010,187)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(137,276,048)	(96,010,187)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(106,771,047)	(30,217,069)
NET ASSETS:
Beginning of year	3,236,222,032	3,266,439,101

End of year	$3,129,450,985	$3,236,222,032

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$15.80		$15.52		$14.05		$17.65		$17.07

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.33		0.33		0.21		0.13		0.12
Net realized and unrealized gain (loss)	1.25		1.10		1.63		(2.89)		1.48

Total from investment operations	1.58		1.43		1.84		(2.76)		1.60

Less distributions:
Dividends from net investment income	(0.37)		(0.44)		(0.23)		(0.14)		(0.32)
Distributions from net realized gains	(1.05)		(0.71)		(0.14)		(0.70)		(0.70)

Total dividends and distributions	(1.42)		(1.15)		(0.37)		(0.84)		(1.02)

Net asset value, end of year	$15.96		$15.80		$15.52		$14.05		$17.65

Total return	10.05%		9.16%		13.22%		(15.57)%		9.48%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,129,451		$3,236,222		$3,266,439		$3,124,608		$4,414,758
Ratio of expenses to average net assets (f)	0.49	%(j)	0.49	%(k)	0.49	%(k)	0.49	%(k)	0.48	%(g)(j)
Ratio of net investment income (loss) to average net assets (f)(x)	2.03%		2.03%		1.42%		0.82%		0.65%
Portfolio turnover rate^	15%		16%		21%		13%		24%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.97% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.98% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (60.5%)
EQ/2000 Managed Volatility Portfolio‡	34,433,016	$717,239,719
EQ/400 Managed Volatility Portfolio‡	5,259,685	117,133,184
EQ/500 Managed Volatility Portfolio‡	60,560,020	1,839,813,395
EQ/International Managed Volatility Portfolio‡	26,208,013	433,218,447

Total Equity		3,107,404,745

Fixed Income (39.5%)
EQ/AB Short Duration Government Bond Portfolio‡	12,858,311	127,168,695
EQ/Core Bond Index Portfolio‡	77,472,609	735,215,058
EQ/Intermediate Corporate Bond Portfolio‡	36,816,229	368,162,295
EQ/Intermediate Government Bond Portfolio‡	37,872,396	368,119,687
EQ/Long-Term Bond Portfolio‡	64,345,575	428,541,526

Total Fixed Income		2,027,207,261

Total Investments in Securities (100.0%) (Cost $4,017,322,197)		5,134,612,006
Other Assets Less Liabilities (0.0%)†		(634,903)

Net Assets (100%)		$5,133,977,103

†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	34,433,016	736,287,921	96,611,481	(154,413,343)	(461,019)	39,214,679	717,239,719	8,109,544	23,556,942
EQ/400 Managed Volatility Portfolio	5,259,685	136,607,706	10,595,365	(22,964,105)	(95,562)	(7,010,220)	117,133,184	1,331,782	9,178,007
EQ/500 Managed Volatility Portfolio	60,560,020	1,965,305,222	327,463,956	(430,383,105)	5,396,099	(27,968,777)	1,839,813,395	17,947,668	245,883,992
EQ/International Managed Volatility Portfolio	26,208,013	411,068,536	39,837,339	(92,170,776)	16,740,507	57,742,841	433,218,447	9,844,472	15,384,794
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	12,858,311	143,275,602	18,515,045	(35,364,105)	41,174	700,979	127,168,695	4,929,469	—
EQ/Core Bond Index Portfolio	77,472,609	798,987,782	90,737,174	(179,498,985)	(263,928)	25,253,015	735,215,058	23,457,948	—
EQ/Intermediate Corporate Bond Portfolio	36,816,229	403,973,664	48,394,685	(91,145,903)	791,889	6,147,960	368,162,295	19,125,794	6,870,720
EQ/Intermediate Government Bond Portfolio	37,872,396	402,991,689	50,442,455	(95,145,903)	(1,971,484)	11,802,930	368,119,687	11,844,285	—
EQ/Long-Term Bond Portfolio	64,345,575	422,141,736	70,848,040	(71,277,955)	(496,131)	7,325,836	428,541,526	18,757,082	—

Total		5,420,639,858	753,445,540	(1,172,364,180)	19,681,545	113,209,243	5,134,612,006	115,348,044	300,874,455

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$5,134,612,006	$—	$—	$5,134,612,006

Total Assets	$5,134,612,006	$—	$—	$5,134,612,006

Total Liabilities	$—	$—	$—	$—

Total	$5,134,612,006	$—	$—	$5,134,612,006

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$753,445,540
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,172,364,180

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,360,687,681
Aggregate gross unrealized depreciation	(249,561,734)

Net unrealized appreciation	$1,111,125,947

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,023,486,059

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $4,017,322,197)	$5,134,612,006
Cash	1,149,011
Receivable for securities sold	2,486,387
Receivable for Portfolio shares sold	161,527
Dividends, interest and other receivables	3,023
Other assets	21,532

Total assets	5,138,433,486

LIABILITIES
Payable for Portfolio shares repurchased	2,264,782
Distribution fees payable – Class IB	1,097,253
Administrative fees payable	543,492
Investment management fees payable	405,273
Accrued expenses	145,583

Total liabilities	4,456,383

Commitments and contingent liabilities^
NET ASSETS	$5,133,977,103

Net assets were comprised of:
Paid in capital	$3,781,944,555
Total distributable earnings (loss)	1,352,032,548

Net assets	$5,133,977,103

Class IB
Net asset value, offering and redemption price per share, $5,133,977,103 / 309,833,182 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.57

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$115,348,044
Interest	42,042

Total income	115,390,086

EXPENSES
Distribution fees – Class IB	12,938,607
Administrative fees	6,460,639
Investment management fees	4,778,152
Printing and mailing expenses	255,155
Professional fees	236,905
Trustees’ fees	178,641
Custodian fees	91,700
Miscellaneous	80,130

Total expenses	25,019,929

NET INVESTMENT INCOME (LOSS)	90,370,157

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	19,681,545
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	300,874,455

Net realized gain (loss)	320,556,000

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	113,209,243

NET REALIZED AND UNREALIZED GAIN (LOSS)	433,765,243

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$524,135,400

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$90,370,157	$101,319,973
Net realized gain (loss)	320,556,000	618,816,617
Net change in unrealized appreciation (depreciation)	113,209,243	(150,914,379)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	524,135,400	569,222,211

Distributions to shareholders:
Class IB	(509,727,815)	(457,179,255)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 8,708,812 and 14,244,113 shares, respectively ]	146,280,312	244,547,309
Capital shares issued in reinvestment of dividends and distributions [ 30,319,938 and 27,246,906 shares, respectively ]	509,727,815	457,179,255
Capital shares repurchased [ (57,253,901) and (55,181,362) shares, respectively ]	(956,809,039)	(948,082,000)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(300,800,912)	(246,355,436)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(286,393,327)	(134,312,480)
NET ASSETS:
Beginning of year	5,420,370,430	5,554,682,910

End of year	$5,133,977,103	$5,420,370,430

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$16.52		$16.25		$14.71		$19.35		$18.86

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.29		0.31		0.21		0.13		0.11
Net realized and unrealized gain (loss)	1.48		1.44		1.95		(3.34)		2.10

Total from investment operations	1.77		1.75		2.16		(3.21)		2.21

Less distributions:
Dividends from net investment income	(0.34)		(0.44)		(0.23)		(0.15)		(0.40)
Distributions from net realized gains	(1.38)		(1.04)		(0.39)		(1.28)		(1.32)

Total dividends and distributions	(1.72)		(1.48)		(0.62)		(1.43)		(1.72)

Net asset value, end of year	$16.57		$16.52		$16.25		$14.71		$19.35

Total return	10.83%		10.76%		14.86%		(16.51)%		11.91%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$5,133,977		$5,420,370		$5,554,683		$5,311,101		$7,448,672
Ratio of expenses to average net assets (f)	0.48	%(j)	0.49	%(k)	0.49	%(k)	0.48	%(j)	0.47	%(o)
Ratio of net investment income (loss) to average net assets (f)(x)	1.75%		1.82%		1.33%		0.79%		0.56%
Portfolio turnover rate^	14%		16%		17%		12%		20%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.98% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.97% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (70.5%)
EQ/2000 Managed Volatility Portfolio‡	36,700,227	$764,465,724
EQ/400 Managed Volatility Portfolio‡	5,098,693	113,547,899
EQ/500 Managed Volatility Portfolio‡	64,233,164	1,951,403,525
EQ/International Managed Volatility Portfolio‡	27,624,843	456,638,663

Total Equity		3,286,055,811

Fixed Income (29.5%)
EQ/AB Short Duration Government Bond Portfolio‡	9,250,674	91,489,167
EQ/Core Bond Index Portfolio‡	51,091,737	484,860,585
EQ/Intermediate Corporate Bond Portfolio‡	24,302,237	243,022,374
EQ/Intermediate Government Bond Portfolio‡	24,996,807	242,968,964
EQ/Long-Term Bond Portfolio‡	46,478,115	309,544,243

Total Fixed Income		1,371,885,333

Total Investments in Securities (100.0%) (Cost $3,633,475,359)		4,657,941,144
Other Assets Less Liabilities (0.0%)†		361,172

Net Assets (100%)		$4,658,302,316

†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	36,700,227	754,089,490	93,982,505	(124,540,932)	155,709	40,778,952	764,465,724	8,632,318	25,062,081
EQ/400 Managed Volatility Portfolio	5,098,693	128,420,853	10,280,058	(18,418,552)	(100,243)	(6,634,217)	113,547,899	1,289,170	8,868,804
EQ/500 Managed Volatility Portfolio	64,233,164	2,019,467,715	308,873,357	(349,063,479)	(1,358,588)	(26,515,480)	1,951,403,525	18,944,086	259,175,823
EQ/International Managed Volatility Portfolio	27,624,843	411,821,314	41,789,267	(72,989,019)	9,767,126	66,249,975	456,638,663	10,311,572	16,111,557
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	9,250,674	100,637,863	14,607,981	(24,240,765)	15,271	468,817	91,489,167	3,519,193	—
EQ/Core Bond Index Portfolio	51,091,737	508,647,306	66,374,283	(106,046,423)	1,230,608	14,654,811	484,860,585	15,419,244	—
EQ/Intermediate Corporate Bond Portfolio	24,302,237	257,892,285	34,753,780	(53,844,509)	232,805	3,988,013	243,022,374	12,562,512	4,508,202
EQ/Intermediate Government Bond Portfolio	24,996,807	255,882,479	35,961,971	(55,094,509)	(318,384)	6,537,407	242,968,964	7,778,903	—
EQ/Long-Term Bond Portfolio	46,478,115	294,411,278	50,984,691	(40,300,083)	(210,609)	4,658,966	309,544,243	13,485,033	—

Total		4,731,270,583	657,607,893	(844,538,271)	9,413,695	104,187,244	4,657,941,144	91,942,031	313,726,467

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$4,657,941,144	$—	$—	$4,657,941,144

Total Assets	$4,657,941,144	$—	$—	$4,657,941,144

Total Liabilities	$—	$—	$—	$—

Total	$4,657,941,144	$—	$—	$4,657,941,144

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$657,607,893
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$844,538,271

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,185,417,273
Aggregate gross unrealized depreciation	(165,095,050)

Net unrealized appreciation	$1,020,322,223

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,637,618,921

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $3,633,475,359)	$4,657,941,144
Cash	1,383,100
Receivable for securities sold	1,049,214
Receivable for Portfolio shares sold	739,198
Dividends, interest and other receivables	934
Other assets	18,896

Total assets	4,661,132,486

LIABILITIES
Distribution fees payable – Class IB	994,232
Payable for Portfolio shares repurchased	830,446
Administrative fees payable	492,464
Investment management fees payable	368,542
Accrued expenses	144,486

Total liabilities	2,830,170

Commitments and contingent liabilities^
NET ASSETS	$4,658,302,316

Net assets were comprised of:
Paid in capital	$3,392,976,817
Total distributable earnings (loss)	1,265,325,499

Net assets	$4,658,302,316

Class IB
Net asset value, offering and redemption price per share, $4,658,302,316 / 239,696,890 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.43

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$91,942,031
Interest	24,094

Total income	91,966,125

EXPENSES
Distribution fees – Class IB	11,492,712
Administrative fees	5,738,819
Investment management fees	4,262,403
Printing and mailing expenses	228,243
Professional fees	215,090
Trustees’ fees	157,668
Custodian fees	89,700
Miscellaneous	72,873

Total expenses	22,257,508

NET INVESTMENT INCOME (LOSS)	69,708,617

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	9,413,695
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	313,726,467

Net realized gain (loss)	323,140,162

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	104,187,244

NET REALIZED AND UNREALIZED GAIN (LOSS)	427,327,406

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$497,036,023

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$69,708,617	$78,676,151
Net realized gain (loss)	323,140,162	527,244,552
Net change in unrealized appreciation (depreciation)	104,187,244	(47,976,300)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	497,036,023	557,944,403

Distributions to shareholders:
Class IB	(471,939,748)	(361,686,632)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (87,162) shares, respectively ]	—	(1,725,971)
Capital shares repurchased [ 0 and (1,652) shares ]	—	(31,243)

Total Class IA transactions	—	(1,757,214)

Class IB
Capital shares sold [ 8,701,024 and 12,827,432 shares, respectively ]	168,940,819	254,007,384
Capital shares issued in connection with share class combination (Note 1) [ 0 and 87,048 shares, respectively ]	—	1,725,971
Capital shares issued in reinvestment of dividends and distributions [ 23,957,356 and 18,412,933 shares, respectively ]	471,939,748	361,686,632
Capital shares repurchased [ (37,855,338) and (38,572,794) shares, respectively ]	(737,979,463)	(765,791,685)

Total Class IB transactions	(97,098,896)	(148,371,698)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(97,098,896)	(150,128,912)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(72,002,621)	46,128,859
NET ASSETS:
Beginning of year	4,730,304,937	4,684,176,078

End of year	$4,658,302,316	$4,730,304,937

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$19.32		$18.57		$16.53		$21.99		$20.84

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.30		0.33		0.22		0.14		0.13
Net realized and unrealized gain (loss)	1.89		1.98		2.47		(3.99)		2.81

Total from investment operations	2.19		2.31		2.69		(3.85)		2.94

Less distributions:
Dividends from net investment income	(0.36)		(0.48)		(0.25)		(0.16)		(0.51)
Distributions from net realized gains	(1.72)		(1.08)		(0.40)		(1.45)		(1.28)

Total dividends and distributions	(2.08)		(1.56)		(0.65)		(1.61)		(1.79)

Net asset value, end of year	$19.43		$19.32		$18.57		$16.53		$21.99

Total return	11.44%		12.42%		16.47%		(17.40)%		14.28%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$4,658,302		$4,730,305		$4,682,529		$4,360,770		$6,010,718
Ratio of expenses to average net assets (f)	0.48	%(j)	0.49	%(k)	0.49	%(o)	0.48	%(j)	0.47	%(jj)
Ratio of net investment income (loss) to average net assets (f)(x)	1.52%		1.64%		1.26%		0.75%		0.56%
Portfolio turnover rate^	14%		17%		15%		11%		19%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.01% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.02% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.99% for Class IB.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (80.6%)
EQ/2000 Managed Volatility Portfolio‡	51,448,445	$1,071,671,106
EQ/400 Managed Volatility Portfolio‡	6,867,909	152,948,330
EQ/500 Managed Volatility Portfolio‡	90,419,756	2,746,952,199
EQ/International Managed Volatility Portfolio‡	38,453,970	635,644,117

Total Equity		4,607,215,752

Fixed Income (19.4%)
EQ/AB Short Duration Government Bond Portfolio‡	7,024,957	69,476,827
EQ/Core Bond Index Portfolio‡	40,988,268	388,978,660
EQ/Intermediate Corporate Bond Portfolio‡	19,467,965	194,679,649
EQ/Intermediate Government Bond Portfolio‡	20,014,895	194,544,775
EQ/Long-Term Bond Portfolio‡	39,389,428	262,333,591

Total Fixed Income		1,110,013,502

Total Investments in Securities (100.0%) (Cost $4,759,632,193)		5,717,229,254
Other Assets Less Liabilities (0.0%)†		(1,741,225)

Net Assets (100%)		$5,715,488,029

†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	51,448,445	1,005,363,318	117,476,457	(109,603,069)	270,477	58,163,923	1,071,671,106	12,096,995	35,084,513
EQ/400 Managed Volatility Portfolio	6,867,909	162,991,699	15,383,884	(16,823,383)	(4,238)	(8,599,632)	152,948,330	1,735,825	11,897,498
EQ/500 Managed Volatility Portfolio	90,419,756	2,727,091,178	411,559,331	(346,474,133)	2,041,027	(47,265,204)	2,746,952,199	26,544,021	362,306,306
EQ/International Managed Volatility Portfolio	38,453,970	546,020,273	57,249,905	(70,493,533)	6,191,009	96,676,463	635,644,117	14,343,844	22,403,810
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	7,024,957	75,580,940	11,085,725	(17,543,076)	11,253	341,985	69,476,827	2,664,658	—
EQ/Core Bond Index Portfolio	40,988,268	392,301,901	55,431,970	(70,983,997)	607,089	11,621,697	388,978,660	12,322,417	—
EQ/Intermediate Corporate Bond Portfolio	19,467,965	197,558,008	29,379,560	(35,260,614)	47,551	2,955,144	194,679,649	10,028,090	3,592,480
EQ/Intermediate Government Bond Portfolio	20,014,895	195,551,828	29,965,489	(35,710,614)	469,859	4,268,213	194,544,775	6,206,499	—
EQ/Long-Term Bond Portfolio	39,389,428	236,690,613	47,260,625	(25,053,690)	(90,676)	3,526,719	262,333,591	11,380,567	—

Total		5,539,149,758	774,792,946	(727,946,109)	9,543,351	121,689,308	5,717,229,254	97,322,916	435,284,607

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$5,717,229,254	$—	$—	$5,717,229,254

Total Assets	$5,717,229,254	$—	$—	$5,717,229,254

Total Liabilities	$—	$—	$—	$—

Total	$5,717,229,254	$—	$—	$5,717,229,254

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$774,792,946
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$727,946,109

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,071,676,739
Aggregate gross unrealized depreciation	(124,488,089)

Net unrealized appreciation	$947,188,650

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,770,040,604

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $4,759,632,193)	$5,717,229,254
Receivable for securities sold	2,004,330
Receivable for Portfolio shares sold	27,996
Dividends, interest and other receivables	720
Other assets	22,427

Total assets	5,719,284,727

LIABILITIES
Distribution fees payable – Class IB	1,220,442
Payable for Portfolio shares repurchased	910,992
Administrative fees payable	604,510
Investment management fees payable	448,392
Overdraft payable	364,754
Accrued expenses	247,608

Total liabilities	3,796,698

Commitments and contingent liabilities^
NET ASSETS	$5,715,488,029

Net assets were comprised of:
Paid in capital	$4,429,746,793
Total distributable earnings (loss)	1,285,741,236

Net assets	$5,715,488,029

Class IB
Net asset value, offering and redemption price per share, $5,715,488,029 / 325,225,216 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.57

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$97,322,916
Interest	25,198

Total income	97,348,114

EXPENSES
Distribution fees – Class IB	13,784,474
Administrative fees	6,883,220
Investment management fees	5,074,535
Printing and mailing expenses	270,215
Professional fees	250,514
Trustees’ fees	187,606
Custodian fees	116,200
Miscellaneous	85,197

Total expenses	26,651,961

NET INVESTMENT INCOME (LOSS)	70,696,153

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	9,543,351
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	435,284,607

Net realized gain (loss)	444,827,958

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	121,689,308

NET REALIZED AND UNREALIZED GAIN (LOSS)	566,517,266

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$637,213,419

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$70,696,153	$81,131,075
Net realized gain (loss)	444,827,958	537,514,599
Net change in unrealized appreciation (depreciation)	121,689,308	92,789,121

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	637,213,419	711,434,795

Distributions to shareholders:
Class IB	(578,511,341)	(322,116,075)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 19,247,057 and 30,746,556 shares, respectively ]	336,242,144	535,380,024
Capital shares issued in reinvestment of dividends and distributions [ 32,512,730 and 18,252,200 shares, respectively ]	578,511,341	322,116,075
Capital shares repurchased [ (45,264,449) and (48,368,232) shares, respectively ]	(795,414,137)	(844,585,675)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	119,339,348	12,910,424

TOTAL INCREASE (DECREASE) IN NET ASSETS	178,041,426	402,229,144
NET ASSETS:
Beginning of year	5,537,446,603	5,135,217,459

End of year	$5,715,488,029	$5,537,446,603

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$17.37		$16.14		$14.15		$19.04		$17.63

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.23		0.26		0.18		0.11		0.11
Net realized and unrealized gain (loss)	1.86		2.02		2.36		(3.62)		2.81

Total from investment operations	2.09		2.28		2.54		(3.51)		2.92

Less distributions:
Dividends from net investment income	(0.28)		(0.40)		(0.20)		(0.13)		(0.48)
Distributions from net realized gains	(1.61)		(0.65)		(0.35)		(1.25)		(1.03)

Total dividends and distributions	(1.89)		(1.05)		(0.55)		(1.38)		(1.51)

Net asset value, end of year	$17.57		$17.37		$16.14		$14.15		$19.04

Total return	12.17%		14.11%		18.17%		(18.34)%		16.82%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$5,715,488		$5,537,447		$5,135,217		$4,604,592		$6,110,815
Ratio of expenses to average net assets (f)	0.48	%(j)	0.49	%(k)	0.49	%(k)	0.48	%(j)	0.47	%(o)
Ratio of net investment income (loss) to average net assets (f)(x)	1.28%		1.49%		1.20%		0.71%		0.58%
Portfolio turnover rate^	13%		13%		11%		8%		16%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.01% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.03% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.7%)
1290 Avantis® U.S. Large Cap Growth Fund‡	100,981	$2,158,971
1290 VT Equity Income Portfolio‡	487,757	2,365,621
1290 VT GAMCO Small Company Value Portfolio‡	19,079	1,452,638
1290 VT Micro Cap Portfolio‡	140,059	1,698,916
ATM International Managed Volatility Portfolio‡	726,652	8,683,494
ATM Large Cap Managed Volatility Portfolio‡	2,893,279	40,332,305
ATM Mid Cap Managed Volatility Portfolio‡	1,506,220	11,658,144
ATM Small Cap Managed Volatility Portfolio‡	400,155	4,497,743
EQ/AB Small Cap Growth Portfolio‡	143,615	2,541,987
EQ/American Century Mid Cap Value Portfolio‡	101,337	2,194,959
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	461,106	6,049,705
EQ/Global Equity Managed Volatility Portfolio‡	181,484	3,128,786
EQ/International Core Managed Volatility Portfolio‡	166,334	2,044,248
EQ/International Equity Index Portfolio‡	75,439	1,047,844
EQ/International Value Managed Volatility Portfolio‡	204,715	3,072,766
EQ/Janus Enterprise Portfolio*‡	203,384	4,572,072
EQ/JPMorgan Growth Stock Portfolio*‡	51,200	3,886,567
EQ/JPMorgan Value Opportunities Portfolio‡	115,795	2,351,806
EQ/Large Cap Core Managed Volatility Portfolio‡	699,787	7,319,775
EQ/Large Cap Value Managed Volatility Portfolio‡	165,003	3,021,213
EQ/Loomis Sayles Growth Portfolio*‡	306,309	3,746,153
EQ/MFS International Growth Portfolio‡	300,839	2,457,852
EQ/Morgan Stanley Small Cap Growth Portfolio‡	147,463	1,434,814
EQ/Value Equity Portfolio‡	97,215	2,332,184

Total Equity		124,050,563

Fixed Income (79.8%)
1290 Diversified Bond Fund‡	2,880,798	24,025,856
1290 VT DoubleLine Opportunistic Bond Portfolio‡	4,121,741	35,694,278
1290 VT High Yield Bond Portfolio‡	1,060,271	9,659,066
EQ/Core Bond Index Portfolio‡	10,132,422	96,156,686
EQ/Core Plus Bond Portfolio‡	8,325,579	28,473,480
EQ/Intermediate Government Bond Portfolio‡	11,981,199	116,457,254
EQ/Long-Term Bond Portfolio‡	5,564,273	37,058,055
EQ/PIMCO Ultra Short Bond Portfolio‡	5,584,925	55,011,512
EQ/Quality Bond PLUS Portfolio‡	3,666,687	28,636,824
Multimanager Core Bond Portfolio‡	5,460,471	47,833,730

Total Fixed Income		479,006,741

Total Investments in Securities (100.5%) (Cost $621,363,936)		603,057,304
Other Assets Less Liabilities (-0.5%)		(3,238,245)

Net Assets (100%)		$599,819,059

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis® U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	100,981	2,462,621	330,178	(954,630)	104,733	216,069	2,158,971	880	35,337
1290 VT Equity Income Portfolio	487,757	2,804,524	504,417	(1,032,751)	186,318	(96,887)	2,365,621	56,292	191,523
1290 VT GAMCO Small Company Value Portfolio	19,079	1,615,117	178,626	(416,376)	11,220	64,051	1,452,638	12,098	88,226
1290 VT Micro Cap Portfolio	140,059	1,695,332	87,800	(316,376)	(2,835)	234,995	1,698,916	9,493	6
ATM International Managed Volatility Portfolio	726,652	8,245,422	1,628,951	(2,513,428)	351,540	971,009	8,683,494	155,153	450,974
ATM Large Cap Managed Volatility Portfolio	2,893,279	42,578,019	11,398,040	(12,737,490)	192,782	(1,099,046)	40,332,305	386,229	5,741,647
ATM Mid Cap Managed Volatility Portfolio	1,506,220	12,200,055	2,415,514	(2,467,729)	27,685	(517,381)	11,658,144	132,989	721,779
ATM Small Cap Managed Volatility Portfolio	400,155	4,625,924	397,386	(632,751)	(45)	107,229	4,497,743	49,928	190,856

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/AB Small Cap Growth Portfolio	143,615	3,133,716	388,299	(982,751)	40,732	(38,009)	2,541,987	8,655	223,042
EQ/American Century Mid Cap Value Portfolio	101,337	2,487,434	284,289	(579,651)	64,859	(61,972)	2,194,959	37,626	152,703
EQ/ClearBridge Select Equity Managed Volatility Portfolio	461,106	6,451,509	338,152	(1,138,952)	43,880	355,116	6,049,705	21,819	34,449
EQ/Global Equity Managed Volatility Portfolio	181,484	3,063,067	494,471	(632,751)	57,480	146,519	3,128,786	31,482	306,387
EQ/International Core Managed Volatility Portfolio	166,334	2,032,256	277,261	(579,651)	125,309	189,073	2,044,248	32,055	151,244
EQ/International Equity Index Portfolio	75,439	795,060	36,807	—	—	215,977	1,047,844	36,806	—
EQ/International Value Managed Volatility Portfolio	204,715	2,992,363	395,768	(822,751)	132,340	375,046	3,072,766	73,653	165,513
EQ/Janus Enterprise Portfolio*	203,384	5,094,190	910,974	(1,474,127)	146,885	(105,850)	4,572,072	—	376,072
EQ/JPMorgan Growth Stock Portfolio*	51,200	3,891,953	1,135,526	(1,209,301)	175,675	(107,286)	3,886,567	—	547,604
EQ/JPMorgan Value Opportunities Portfolio	115,795	2,826,302	687,188	(1,332,751)	162,218	8,849	2,351,806	30,478	200,109
EQ/Large Cap Core Managed Volatility Portfolio	699,787	7,835,861	1,445,264	(1,681,878)	(18,303)	(261,169)	7,319,775	73,508	980,251
EQ/Large Cap Value Managed Volatility Portfolio	165,003	3,766,114	1,015,210	(1,832,576)	178,671	(106,206)	3,021,213	50,193	261,436
EQ/Loomis Sayles Growth Portfolio*	306,309	4,019,617	871,260	(1,434,301)	113,615	175,962	3,746,153	—	283,338
EQ/MFS International Growth Portfolio	300,839	2,960,449	722,748	(1,564,301)	406,472	(67,516)	2,457,852	28,569	206,256
EQ/Morgan Stanley Small Cap Growth Portfolio	147,463	1,736,141	85,228	(491,376)	(23,881)	128,702	1,434,814	6,928	—
EQ/Value Equity Portfolio	97,215	2,766,977	553,150	(1,197,751)	326,850	(117,042)	2,332,184	39,293	57,255
Fixed Income
1290 Diversified Bond Fund	2,880,798	27,851,233	3,116,962	(7,702,009)	(418,336)	1,178,006	24,025,856	1,864,147	—
1290 VT DoubleLine Opportunistic Bond Portfolio	4,121,741	38,691,611	3,552,866	(7,593,014)	(464,825)	1,507,640	35,694,278	1,673,644	—
1290 VT High Yield Bond Portfolio	1,060,271	11,210,890	918,477	(2,804,804)	(32,859)	367,362	9,659,066	417,351	—
EQ/Core Bond Index Portfolio	10,132,422	101,921,582	11,202,189	(20,248,037)	161,746	3,119,206	96,156,686	3,090,930	—
EQ/Core Plus Bond Portfolio	8,325,579	30,508,984	3,010,667	(6,074,411)	(573,128)	1,601,368	28,473,480	1,507,290	—
EQ/Intermediate Government Bond Portfolio	11,981,199	124,891,792	14,813,153	(26,334,391)	28,793	3,057,907	116,457,254	3,795,304	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Long-Term Bond Portfolio	5,564,273	40,579,812	4,002,565	(8,126,114)	(1,819,165)	2,420,957	37,058,055	1,660,703	—
EQ/PIMCO Ultra Short Bond Portfolio	5,584,925	60,053,448	7,679,078	(12,942,621)	(13,150)	234,757	55,011,512	2,397,605	—
EQ/Quality Bond PLUS Portfolio	3,666,687	30,905,924	3,500,020	(6,574,411)	(266,504)	1,071,795	28,636,824	1,056,642	—
Multimanager Core Bond Portfolio	5,460,471	51,385,499	4,886,809	(10,124,019)	(656,146)	2,341,587	47,833,730	1,841,179	—

Total		650,080,798	83,265,293	(146,550,231)	(1,249,374)	17,510,818	603,057,304	20,578,922	11,366,007

*	Non-income producing.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$603,057,304	$—	$—	$603,057,304

Total Assets	$603,057,304	$—	$—	$603,057,304

Total Liabilities	$—	$—	$—	$—

Total	$603,057,304	$—	$—	$603,057,304

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$83,265,293
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$146,550,231

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,974,466
Aggregate gross unrealized depreciation	(60,601,658)

Net unrealized depreciation	$(19,627,192)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$622,684,496

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $621,363,936)	$603,057,304
Cash	1,338,785
Receivable for Portfolio shares sold	780,582
Dividends, interest and other receivables	2,347
Other assets	2,760

Total assets	605,181,778

LIABILITIES
Payable for Portfolio shares repurchased	5,018,671
Distribution fees payable – Class IB	128,040
Administrative fees payable	63,830
Payable for securities purchased	34,600
Investment management fees payable	28,888
Accrued expenses	88,690

Total liabilities	5,362,719

Commitments and contingent liabilities^
NET ASSETS	$599,819,059

Net assets were comprised of:
Paid in capital	$610,944,515
Total distributable earnings (loss)	(11,125,456)

Net assets	$599,819,059

Class IB
Net asset value, offering and redemption price per share, $595,942,714 / 71,870,252 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.29

Class K
Net asset value, offering and redemption price per share, $3,876,345 / 468,918 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.27

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$20,578,922
Interest	40,668

Total income	20,619,590

EXPENSES
Distribution fees – Class IB	1,555,955
Administrative fees	782,465
Investment management fees	626,572
Custodian fees	220,100
Professional fees	65,385
Printing and mailing expenses	43,575
Trustees’ fees	21,595
Miscellaneous	13,807

Gross expenses	3,329,454
Less: Waiverfrom investment manager	(332,238)

Net expenses	2,997,216

NET INVESTMENT INCOME (LOSS)	17,622,374

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	(1,249,374)
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	11,366,007

Net realized gain (loss)	10,116,633

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	17,510,818

NET REALIZED AND UNREALIZED GAIN (LOSS)	27,627,451

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$45,249,825

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$17,622,374	$18,379,378
Net realized gain (loss)	10,116,633	22,969,386
Net change in unrealized appreciation (depreciation)	17,510,818	(9,079,216)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	45,249,825	32,269,548

Distributions to shareholders:
Class IB	(32,194,516)	(32,167,736)
Class K	(222,982)	(232,711)

Total distributions to shareholders	(32,417,498)	(32,400,447)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 57,962 shares, respectively ]	—	476,594
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (1,215,848) shares, respectively ]	—	(10,148,070)
Capital shares repurchased [ 0 and (84,067) shares, respectively ]	—	(688,472)

Total Class IA transactions	—	(10,359,948)

Class IB
Capital shares sold [ 9,360,318 and 5,756,899 shares, respectively ]	78,264,756	48,223,189
Capital shares issued in connection with share class combination (Note 1) [ 0 and 1,215,051 shares, respectively ]	—	10,148,070
Capital shares issued in reinvestment of dividends and distributions [ 3,847,889 and 3,916,156 shares, respectively ]	32,194,516	32,167,736
Capital shares repurchased [ (20,753,790) and (20,729,951) shares, respectively ]	(173,623,332)	(173,768,433)

Total Class IB transactions	(63,164,060)	(83,229,438)

Class K
Capital shares sold [ 61,739 and 50,477 shares, respectively ]	516,502	422,432
Capital shares issued in reinvestment of dividends and distributions [ 26,706 and 28,425 shares, respectively ]	222,982	232,711
Capital shares repurchased [ (172,942) and (404,390) shares, respectively ]	(1,443,567)	(3,328,404)

Total Class K transactions	(704,083)	(2,673,261)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(63,868,143)	(96,262,647)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(51,035,816)	(96,393,546)
NET ASSETS:
Beginning of year	650,854,875	747,248,421

End of year	$599,819,059	$650,854,875

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$8.14		$8.18		$7.82		$9.45		$9.69

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.24		0.22		0.17		0.11		0.08
Net realized and unrealized gain (loss)	0.37		0.16		0.45		(1.31)		0.18

Total from investment operations	0.61		0.38		0.62		(1.20)		0.26

Less distributions:
Dividends from net investment income	(0.26)		(0.26)		(0.19)		(0.12)		(0.14)
Distributions from net realized gains	(0.20)		(0.16)		(0.07)		(0.31)		(0.36)

Total dividends and distributions	(0.46)		(0.42)		(0.26)		(0.43)		(0.50)

Net asset value, end of year	$8.29		$8.14		$8.18		$7.82		$9.45

Total return	7.48%		4.61%		8.02%		(12.62)%		2.70%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$595,943		$646,364		$729,932		$787,249		$1,021,690
Ratio of expenses to average net assets:
After waivers (f)	0.48	%(j)	0.47	%(j)	0.47	%(j)	0.48	%(j)	0.48	%(j)
Before waivers (f)	0.53%		0.53%		0.54%		0.51%		0.50%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	2.81%		2.63%		2.14%		1.28%		0.73%
Before waivers (f)(x)	2.76%		2.57%		2.07%		1.25%		0.70%
Portfolio turnover rate^	13%		10%		8%		9%		26%

Class K	Year Ended December 31,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$8.11		$8.15		$7.80		$9.43		$9.67

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.25		0.23		0.20		0.14		0.09
Net realized and unrealized gain (loss)	0.39		0.17		0.43		(1.32)		0.19

Total from investment operations	0.64		0.40		0.63		(1.18)		0.28

Less distributions:
Dividends from net investment income	(0.28)		(0.28)		(0.21)		(0.14)		(0.16)
Distributions from net realized gains	(0.20)		(0.16)		(0.07)		(0.31)		(0.36)

Total dividends and distributions	(0.48)		(0.44)		(0.28)		(0.45)		(0.52)

Net asset value, end of year	$8.27		$8.11		$8.15		$7.80		$9.43

Total return	7.89%		4.88%		8.17%		(12.42)%		2.97%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,876		$4,491		$7,166		$7,464		$8,807
Ratio of expenses to average net assets:
After waivers (f)	0.23	%(j)	0.22	%(j)	0.22	%(j)	0.23	%(j)	0.23	%(j)
Before waivers (f)	0.28%		0.28%		0.29%		0.26%		0.26%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	2.95%		2.76%		2.44%		1.60%		0.89%
Before waivers (f)(x)	2.89%		2.70%		2.37%		1.57%		0.87%
Portfolio turnover rate^	13%		10%		8%		9%		26%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IB and 0.75% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (40.6%)
1290 Avantis® U.S. Large Cap Growth Fund‡	197,148	$4,215,028
1290 VT Equity Income Portfolio‡	1,159,255	5,622,385
1290 VT GAMCO Small Company Value Portfolio‡	50,987	3,882,126
1290 VT Micro Cap Portfolio‡	349,052	4,234,007
1290 VT Small Cap Value Portfolio‡	302,763	3,372,780
ATM International Managed Volatility Portfolio‡	2,438,521	29,140,322
ATM Large Cap Managed Volatility Portfolio‡	6,137,625	85,558,489
ATM Mid Cap Managed Volatility Portfolio‡	2,483,228	19,220,185
ATM Small Cap Managed Volatility Portfolio‡	1,761,339	19,797,450
EQ/AB Small Cap Growth Portfolio‡	539,113	9,542,298
EQ/American Century Mid Cap Value Portfolio‡	125,778	2,724,352
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	998,428	13,099,373
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	141,059	1,953,667
EQ/Global Equity Managed Volatility Portfolio‡	598,038	10,310,168
EQ/International Core Managed Volatility Portfolio‡	551,641	6,779,666
EQ/International Equity Index Portfolio‡	103,091	1,431,928
EQ/International Value Managed Volatility Portfolio‡	682,146	10,239,010
EQ/Janus Enterprise Portfolio*‡	345,502	7,766,875
EQ/JPMorgan Growth Stock Portfolio*‡	102,384	7,771,942
EQ/JPMorgan Value Opportunities Portfolio‡	277,195	5,629,834
EQ/Large Cap Core Managed Volatility Portfolio‡	1,506,645	15,759,508
EQ/Large Cap Value Managed Volatility Portfolio‡	395,275	7,237,485
EQ/Loomis Sayles Growth Portfolio*‡	615,571	7,528,433
EQ/MFS International Growth Portfolio‡	1,253,581	10,241,753
EQ/Morgan Stanley Small Cap Growth Portfolio‡	505,494	4,918,454
EQ/Value Equity Portfolio‡	231,787	5,560,573

Total Equity		303,538,091

Fixed Income (59.3%)
1290 Diversified Bond Fund‡	2,641,375	22,029,068
1290 VT DoubleLine Opportunistic Bond Portfolio‡	3,869,619	33,510,901
1290 VT High Yield Bond Portfolio‡	974,534	8,878,006
EQ/Core Bond Index Portfolio‡	8,876,422	84,237,246
EQ/Core Plus Bond Portfolio‡	7,836,534	26,800,948
EQ/Intermediate Government Bond Portfolio‡	10,374,544	100,840,563
EQ/Long-Term Bond Portfolio‡	7,737,141	51,529,362
EQ/PIMCO Ultra Short Bond Portfolio‡	4,491,766	44,243,896
EQ/Quality Bond PLUS Portfolio‡	3,374,382	26,353,924
Multimanager Core Bond Portfolio‡	5,045,110	44,195,165

Total Fixed Income		442,619,079

Total Investments in Securities (99.9%) (Cost $711,848,340)		746,157,170
Other Assets Less Liabilities (0.1%)		653,921

Net Assets (100%)		$746,811,091

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis® U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	197,148	4,076,029	339,139	(799,881)	89,606	510,135	4,215,028	1,715	68,800
1290 VT Equity Income Portfolio	1,159,255	6,668,347	780,513	(2,009,735)	370,991	(187,731)	5,622,385	133,379	455,231
1290 VT GAMCO Small Company Value Portfolio	50,987	4,336,365	296,893	(949,824)	389,727	(191,035)	3,882,126	32,303	236,653
1290 VT Micro Cap Portfolio	349,052	3,991,950	142,271	(499,882)	11,265	588,403	4,234,007	23,631	15
1290 VT Small Cap Value Portfolio	302,763	4,263,607	431,251	(1,124,853)	272,375	(469,600)	3,372,780	50,962	357,009
ATM International Managed Volatility Portfolio	2,438,521	28,078,054	3,223,475	(6,448,883)	989,013	3,298,663	29,140,322	523,587	1,522,957
ATM Large Cap Managed Volatility Portfolio	6,137,625	90,879,030	19,643,579	(22,821,706)	144,688	(2,287,102)	85,558,489	818,581	12,203,522

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Mid Cap Managed Volatility Portfolio	2,483,228	19,364,163	3,572,216	(2,999,294)	4,817	(721,717)	19,220,185	218,706	1,191,769
ATM Small Cap Managed Volatility Portfolio	1,761,339	20,822,548	2,693,882	(4,374,177)	(62,790)	717,987	19,797,450	220,227	843,286
EQ/AB Small Cap Growth Portfolio	539,113	10,119,655	1,461,291	(2,199,647)	194,298	(33,299)	9,542,298	30,117	775,301
EQ/American Century Mid Cap Value Portfolio	125,778	3,163,167	255,906	(699,882)	165,669	(160,508)	2,724,352	46,838	190,445
EQ/ClearBridge Select Equity Managed Volatility Portfolio	998,428	14,049,523	196,147	(1,999,530)	96,101	757,132	13,099,373	47,171	74,477
EQ/Franklin Small Cap Value Managed Volatility Portfolio	141,059	2,393,809	195,945	(574,882)	185,960	(247,165)	1,953,667	21,967	155,354
EQ/Global Equity Managed Volatility Portfolio	598,038	10,153,409	1,177,682	(1,687,103)	219,036	447,144	10,310,168	103,566	1,011,258
EQ/International Core Managed Volatility Portfolio	551,641	6,650,259	638,873	(1,524,735)	424,732	590,537	6,779,666	104,307	492,660
EQ/International Equity Index Portfolio	103,091	1,086,487	50,296	—	—	295,145	1,431,928	50,296	—
EQ/International Value Managed Volatility Portfolio	682,146	9,829,025	841,661	(2,087,103)	231,890	1,423,537	10,239,010	239,610	539,194
EQ/Janus Enterprise Portfolio*	345,502	7,866,663	1,982,315	(2,187,221)	136,290	(31,172)	7,766,875	—	638,082
EQ/JPMorgan Growth Stock Portfolio*	102,384	8,211,679	1,635,792	(2,149,735)	425,819	(351,613)	7,771,942	—	1,093,888
EQ/JPMorgan Value Opportunities Portfolio	277,195	6,691,190	1,133,337	(2,559,735)	323,670	41,372	5,629,834	71,352	470,081
EQ/Large Cap Core Managed Volatility Portfolio	1,506,645	17,015,942	2,392,569	(3,024,382)	(58,699)	(565,922)	15,759,508	159,735	2,135,059
EQ/Large Cap Value Managed Volatility Portfolio	395,275	9,070,131	1,493,815	(3,429,647)	883,537	(780,351)	7,237,485	118,698	619,246
EQ/Loomis Sayles Growth Portfolio*	615,571	8,318,324	1,111,166	(2,399,735)	237,752	260,926	7,528,433	—	569,262
EQ/MFS International Growth Portfolio	1,253,581	11,215,786	2,150,937	(4,349,530)	1,132,990	91,570	10,241,753	118,406	858,034
EQ/Morgan Stanley Small Cap Growth Portfolio	505,494	5,642,580	351,609	(1,499,824)	3,403	420,686	4,918,454	23,673	—
EQ/Value Equity Portfolio	231,787	6,533,663	871,641	(2,299,735)	849,543	(394,539)	5,560,573	93,397	136,340
Fixed Income
1290 Diversified Bond Fund	2,641,375	24,226,536	2,538,210	(5,424,109)	(166,437)	854,868	22,029,068	1,648,530	—
1290 VT DoubleLine Opportunistic Bond Portfolio	3,869,619	35,361,621	3,670,027	(6,473,677)	(380,394)	1,333,324	33,510,901	1,535,504	—
1290 VT High Yield Bond Portfolio	974,534	9,978,916	438,814	(1,849,647)	(24,309)	334,232	8,878,006	382,941	—
EQ/Core Bond Index Portfolio	8,876,422	89,496,247	9,087,730	(17,196,647)	160,097	2,689,819	84,237,246	2,706,942	—
EQ/Core Plus Bond Portfolio	7,836,534	28,011,768	2,747,220	(4,898,941)	(467,167)	1,408,068	26,800,948	1,379,602	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Intermediate Government Bond Portfolio	10,374,544	108,161,157	11,626,989	(21,608,554)	81,839	2,579,132	100,840,563	3,275,752	—
EQ/Long-Term Bond Portfolio	7,737,141	55,659,909	4,055,902	(9,072,941)	(2,045,479)	2,931,971	51,529,362	2,304,980	—
EQ/PIMCO Ultra Short Bond Portfolio	4,491,766	48,060,599	5,668,314	(9,648,235)	(151,571)	314,789	44,243,896	1,913,951	—
EQ/Quality Bond PLUS Portfolio	3,374,382	29,668,067	2,763,411	(6,848,941)	(330,437)	1,101,824	26,353,924	970,794	—
Multimanager Core Bond Portfolio	5,045,110	47,196,770	4,390,358	(8,948,235)	(554,530)	2,110,802	44,195,165	1,685,996	—

Total		796,312,975	96,051,176	(168,670,588)	3,783,295	18,680,312	746,157,170	21,057,216	26,637,923

*	Non-income producing.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$746,157,170	$—	$—	$746,157,170

Total Assets	$746,157,170	$—	$—	$746,157,170

Total Liabilities	$—	$—	$—	$—

Total	$746,157,170	$—	$—	$746,157,170

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$96,051,176
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$168,670,588

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$99,236,872
Aggregate gross unrealized depreciation	(66,374,626)

Net unrealized appreciation	$32,862,246

Federal income tax cost of investments in securities and derivative instruments, if applicable	$713,294,924

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $711,848,340)	$746,157,170
Cash	1,136,224
Receivable for securities sold	269,014
Receivable for Portfolio shares sold	51,396
Dividends, interest and other receivables	2,752
Other assets	3,292

Total assets	747,619,848

LIABILITIES
Payable for Portfolio shares repurchased	414,781
Distribution fees payable – Class IB	156,454
Administrative fees payable	78,931
Investment management fees payable	63,741
Accrued expenses	94,850

Total liabilities	808,757

Commitments and contingent liabilities^
NET ASSETS	$746,811,091

Net assets were comprised of:
Paid in capital	$692,704,323
Total distributable earnings (loss)	54,106,768

Net assets	$746,811,091

Class IB
Net asset value, offering and redemption price per share, $733,542,919 / 88,343,404 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.30

Class K
Net asset value, offering and redemption price per share, $13,268,172 / 1,598,058 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.30

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$21,057,216
Interest	38,425

Total income	21,095,641

EXPENSES
Distribution fees – Class IB	1,879,373
Administrative fees	956,494
Investment management fees	766,094
Custodian fees	221,100
Professional fees	71,520
Printing and mailing expenses	49,845
Trustees’ fees	26,399
Recoupment fees	23,767
Miscellaneous	15,929

Total expenses	4,010,521

NET INVESTMENT INCOME (LOSS)	17,085,120

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	3,783,295
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	26,637,923

Net realized gain (loss)	30,421,218

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	18,680,312

NET REALIZED AND UNREALIZED GAIN (LOSS)	49,101,530

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$66,186,650

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$17,085,120	$18,245,833
Net realized gain (loss)	30,421,218	55,142,538
Net change in unrealized appreciation (depreciation)	18,680,312	(15,878,132)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	66,186,650	57,510,239

Distributions to shareholders:
Class IB	(55,591,589)	(52,578,002)
Class K	(1,077,974)	(1,061,156)

Total distributions to shareholders	(56,669,563)	(53,639,158)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 86,112 shares, respectively ]	—	716,997
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (1,532,981) shares, respectively ]	—	(13,021,461)
Capital shares repurchased [ 0 and (99,418) shares, respectively ]	—	(824,849)

Total Class IA transactions	—	(13,129,313)

Class IB
Capital shares sold [ 4,127,964 and 4,116,479 shares, respectively ]	34,840,092	35,053,097
Capital shares issued in connection with share class combination (Note 1) [ 0 and 1,531,727 shares, respectively ]	—	13,021,461
Capital shares issued in reinvestment of dividends and distributions [ 6,597,259 and 6,306,303 shares, respectively ]	55,591,589	52,578,002
Capital shares repurchased [ (17,618,775) and (18,190,739) shares, respectively ]	(148,373,624)	(155,092,507)

Total Class IB transactions	(57,941,943)	(54,439,947)

Class K
Capital shares sold [ 202,639 and 56,036 shares, respectively ]	1,694,151	474,980
Capital shares issued in reinvestment of dividends and distributions [ 127,891 and 127,305 shares, respectively ]	1,077,974	1,061,156
Capital shares repurchased [ (580,617) and (584,601) shares, respectively ]	(4,791,961)	(5,031,177)

Total Class K transactions	(2,019,836)	(3,495,041)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(59,961,779)	(71,064,301)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(50,444,692)	(67,193,220)
NET ASSETS:
Beginning of year	797,255,783	864,449,003

End of year	$746,811,091	$797,255,783

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$8.21		$8.21		$7.73		$9.88		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.19		0.19		0.14		0.10		0.07
Net realized and unrealized gain (loss)	0.55		0.39		0.69		(1.54)		0.60

Total from investment operations	0.74		0.58		0.83		(1.44)		0.67

Less distributions:
Dividends from net investment income	(0.21)		(0.24)		(0.17)		(0.11)		(0.22)
Distributions from net realized gains	(0.44)		(0.34)		(0.18)		(0.60)		(0.57)

Total dividends and distributions	(0.65)		(0.58)		(0.35)		(0.71)		(0.79)

Net asset value, end of year	$8.30		$8.21		$8.21		$7.73		$9.88

Total return	9.06%		7.02%		10.86%		(14.52)%		6.76%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$733,543		$782,082		$833,294		$861,730		$1,158,085
Ratio of expenses to average net assets:
After waivers (f)	0.53	%(j)	0.54	%(k)	0.53	%(k)	0.51	%(o)	0.50	%(jj)
Before waivers (f)	0.53%		0.54%		0.54%		0.51%		0.50%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	2.23%		2.18%		1.79%		1.11%		0.66%
Before waivers (f)(x)	2.23%		2.18%		1.78%		1.11%		0.66%
Portfolio turnover rate^	13%		13%		9%		10%		27%

Class K	Year Ended December 31,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$8.21		$8.21		$7.72		$9.88		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.20		0.19		0.16		0.12		0.09
Net realized and unrealized gain (loss)	0.56		0.41		0.70		(1.55)		0.60

Total from investment operations	0.76		0.60		0.86		(1.43)		0.69

Less distributions:
Dividends from net investment income	(0.23)		(0.26)		(0.19)		(0.13)		(0.24)
Distributions from net realized gains	(0.44)		(0.34)		(0.18)		(0.60)		(0.57)

Total dividends and distributions	(0.67)		(0.60)		(0.37)		(0.73)		(0.81)

Net asset value, end of year	$8.30		$8.21		$8.21		$7.72		$9.88

Total return	9.32%		7.28%		11.27%		(14.40)%		7.02%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$13,268		$15,174		$18,467		$20,846		$29,647
Ratio of expenses to average net assets:
After waivers (f)	0.28	%(j)	0.29	%(k)	0.28	%(k)	0.26	%(o)	0.25	%(jj)
Before waivers (f)	0.28%		0.29%		0.29%		0.26%		0.25%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	2.41%		2.27%		1.97%		1.36%		0.92%
Before waivers (f)(x)	2.41%		2.27%		1.96%		1.36%		0.92%
Portfolio turnover rate^	13%		13%		9%		10%		27%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class IB and 0.84% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB and 0.85% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.07% for Class IB and 0.82% for Class K.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.06% for Class IB and 0.81% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (50.7%)
1290 Avantis® U.S. Large Cap Growth Fund‡	1,352,706	$28,920,849
1290 VT Equity Income Portfolio‡	9,875,180	47,894,621
1290 VT GAMCO Small Company Value Portfolio‡	571,181	43,489,725
1290 VT Micro Cap Portfolio‡	3,191,561	38,713,636
1290 VT Small Cap Value Portfolio‡	3,240,309	36,097,039
ATM International Managed Volatility Portfolio‡	26,387,710	315,333,135
ATM Large Cap Managed Volatility Portfolio‡	46,441,725	647,397,641
ATM Mid Cap Managed Volatility Portfolio‡	12,822,944	99,249,584
ATM Small Cap Managed Volatility Portfolio‡	18,662,764	209,769,465
EQ/AB Small Cap Growth Portfolio‡	5,937,907	105,100,957
EQ/American Century Mid Cap Value Portfolio‡	935,857	20,270,652
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	7,854,013	103,044,655
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,134,046	29,556,533
EQ/Global Equity Managed Volatility Portfolio‡	6,517,777	112,366,479
EQ/International Core Managed Volatility Portfolio‡	6,074,406	74,654,445
EQ/International Equity Index Portfolio‡	711,440	9,881,895
EQ/International Value Managed Volatility Portfolio‡	7,446,709	111,775,098
EQ/Janus Enterprise Portfolio*‡	1,783,569	40,094,628
EQ/JPMorgan Growth Stock Portfolio*‡	709,564	53,863,005
EQ/JPMorgan Value Opportunities Portfolio‡	2,358,929	47,909,850
EQ/Large Cap Core Managed Volatility Portfolio‡	11,601,238	121,348,950
EQ/Large Cap Value Managed Volatility Portfolio‡	3,361,223	61,543,999
EQ/Loomis Sayles Growth Portfolio*‡	4,263,609	52,143,938
EQ/MFS International Growth Portfolio‡	14,549,124	118,866,342
EQ/Morgan Stanley Small Cap Growth Portfolio‡	5,626,897	54,749,704
EQ/Value Equity Portfolio‡	1,970,464	47,271,426

Total Equity		2,631,308,251

Fixed Income (49.2%)
1290 Diversified Bond Fund‡	15,272,909	127,376,060
1290 VT DoubleLine Opportunistic Bond Portfolio‡	22,152,082	191,837,026
1290 VT High Yield Bond Portfolio‡	5,563,483	50,683,329
EQ/Core Bond Index Portfolio‡	48,426,514	459,567,619
EQ/Core Plus Bond Portfolio‡	44,838,859	153,348,898
EQ/Intermediate Government Bond Portfolio‡	57,190,604	555,892,667
EQ/Long-Term Bond Portfolio‡	54,335,196	361,872,403
EQ/PIMCO Ultra Short Bond Portfolio‡	24,581,303	242,125,833
EQ/Quality Bond PLUS Portfolio‡	19,650,491	153,470,335
Multimanager Core Bond Portfolio‡	29,187,976	255,686,671

Total Fixed Income		2,551,860,841

Total Investments in Securities (99.9%) (Cost $4,736,155,474)		5,183,169,092
Other Assets Less Liabilities (0.1%)		3,147,099

Net Assets (100%)		$5,186,316,191

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis® U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	1,352,706	26,537,411	1,837,205	(3,537,177)	453,426	3,629,984	28,920,849	11,751	471,516
1290 VT Equity Income Portfolio	9,875,180	54,195,034	6,999,812	(14,736,746)	1,715,655	(279,134)	47,894,621	1,132,416	3,858,210
1290 VT GAMCO Small Company Value Portfolio	571,181	47,357,737	3,005,155	(9,074,354)	3,520,841	(1,319,654)	43,489,725	360,754	2,636,525
1290 VT Micro Cap Portfolio	3,191,561	37,125,844	1,521,598	(5,587,033)	(49,216)	5,702,443	38,713,636	215,775	135
1290 VT Small Cap Value Portfolio	3,240,309	41,646,678	4,348,138	(7,811,961)	835,913	(2,921,729)	36,097,039	542,265	3,799,310
ATM International Managed Volatility Portfolio	26,387,710	294,465,895	28,601,666	(52,995,691)	5,407,614	39,853,651	315,333,135	5,642,099	16,407,067

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Large Cap Managed Volatility Portfolio	46,441,725	668,753,136	138,133,708	(142,516,166)	988,678	(17,961,715)	647,397,641	6,183,829	92,092,256
ATM Mid Cap Managed Volatility Portfolio	12,822,944	97,274,477	18,681,748	(13,161,099)	7,728	(3,553,270)	99,249,584	1,127,364	6,137,322
ATM Small Cap Managed Volatility Portfolio	18,662,764	210,982,096	24,973,993	(33,821,912)	(441,086)	8,076,374	209,769,465	2,327,580	8,908,789
EQ/AB Small Cap Growth Portfolio	5,937,907	107,462,940	15,465,376	(19,698,563)	1,308,132	563,072	105,100,957	331,391	8,516,487
EQ/American Century Mid Cap Value Portfolio	935,857	22,035,483	1,755,078	(3,524,784)	(24,986)	29,861	20,270,652	346,309	1,406,145
EQ/ClearBridge Select Equity Managed Volatility Portfolio	7,854,013	107,123,905	969,948	(11,811,243)	659,405	6,102,640	103,044,655	370,209	584,427
EQ/Franklin Small Cap Value Managed Volatility Portfolio	2,134,046	33,755,035	2,661,920	(5,987,033)	192,206	(1,065,595)	29,556,533	330,615	2,325,617
EQ/Global Equity Managed Volatility Portfolio	6,517,777	107,248,321	12,123,319	(14,173,492)	545,912	6,622,419	112,366,479	1,125,910	10,979,037
EQ/International Core Managed Volatility Portfolio	6,074,406	71,953,371	6,506,122	(14,748,994)	4,176,036	6,767,910	74,654,445	1,135,008	5,358,865
EQ/International Equity Index Portfolio	711,440	7,497,970	347,100	—	—	2,036,825	9,881,895	347,100	—
EQ/International Value Managed Volatility Portfolio	7,446,709	103,037,605	8,526,109	(17,373,492)	1,939,331	15,645,545	111,775,098	2,618,563	5,889,171
EQ/Janus Enterprise Portfolio*	1,783,569	39,438,475	7,392,962	(7,061,961)	181,781	143,371	40,094,628	—	3,286,399
EQ/JPMorgan Growth Stock Portfolio*	709,564	52,762,629	10,968,659	(10,324,354)	1,382,690	(926,619)	53,863,005	—	7,560,784
EQ/JPMorgan Value Opportunities Portfolio	2,358,929	54,496,646	9,606,958	(19,186,746)	2,061,023	931,969	47,909,850	606,874	3,990,896
EQ/Large Cap Core Managed Volatility Portfolio	11,601,238	126,576,992	17,477,149	(18,023,348)	(285,377)	(4,396,466)	121,348,950	1,216,271	16,240,753
EQ/Large Cap Value Managed Volatility Portfolio	3,361,223	74,707,923	11,653,862	(25,623,923)	6,993,732	(6,187,595)	61,543,999	988,179	5,152,559
EQ/Loomis Sayles Growth Portfolio*	4,263,609	55,455,752	5,938,029	(12,424,354)	541,458	2,633,053	52,143,938	—	3,930,154
EQ/MFS International Growth Portfolio	14,549,124	122,829,824	18,274,828	(35,398,276)	6,604,411	6,555,555	118,866,342	1,369,168	9,884,662
EQ/Morgan Stanley Small Cap Growth Portfolio	5,626,897	57,548,170	5,771,747	(13,649,282)	6,253	5,072,816	54,749,704	262,997	—
EQ/Value Equity Portfolio	1,970,464	53,806,592	7,254,554	(17,586,746)	5,750,726	(1,953,700)	47,271,426	791,353	1,154,012
Fixed Income
1290 Diversified Bond Fund	15,272,909	131,708,770	15,255,419	(23,373,204)	(301,856)	4,086,931	127,376,060	9,283,544	—
1290 VT DoubleLine Opportunistic Bond Portfolio	22,152,082	197,511,801	21,697,005	(32,672,343)	(1,254,430)	6,554,993	191,837,026	8,814,630	—
1290 VT High Yield Bond Portfolio	5,563,483	54,988,250	2,189,566	(8,249,282)	(75,448)	1,830,243	50,683,329	2,180,816	—
EQ/Core Bond Index Portfolio	48,426,514	478,800,507	52,467,274	(86,868,608)	450,829	14,717,617	459,567,619	14,739,402	—
EQ/Core Plus Bond Portfolio	44,838,859	156,006,093	17,452,141	(25,247,845)	(1,462,088)	6,600,597	153,348,898	7,925,892	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Intermediate Government Bond Portfolio	57,190,604	579,985,216	68,444,680	(106,717,315)	336,770	13,843,316	555,892,667	18,001,059	—
EQ/Long-Term Bond Portfolio	54,335,196	371,890,596	33,872,457	(49,844,972)	(7,795,557)	13,749,879	361,872,403	16,011,210	—
EQ/PIMCO Ultra Short Bond Portfolio	24,581,303	254,242,406	32,900,023	(45,721,624)	(310,085)	1,015,113	242,125,833	10,458,899	—
EQ/Quality Bond PLUS Portfolio	19,650,491	160,771,118	19,223,254	(30,747,845)	(963,690)	5,187,498	153,470,335	5,547,006	—
Multimanager Core Bond Portfolio	29,187,976	263,488,903	28,442,540	(45,046,409)	(2,001,483)	10,803,120	255,686,671	9,548,792	—

Total		5,325,469,601	662,741,102	(984,328,177)	31,095,248	148,191,318	5,183,169,092	131,895,030	220,571,098

*	Non-income producing.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$5,183,169,092	$—	$—	$5,183,169,092

Total Assets	$5,183,169,092	$—	$—	$5,183,169,092

Total Liabilities	$—	$—	$—	$—

Total	$5,183,169,092	$—	$—	$5,183,169,092

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$662,741,102
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$984,328,177

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$822,131,372
Aggregate gross unrealized depreciation	(396,196,692)

Net unrealized appreciation	$425,934,680

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,757,234,412

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $4,736,155,474)	$5,183,169,092
Cash	6,434,391
Receivable for securities sold	1,601,580
Receivable for Portfolio shares sold	222,473
Dividends, interest and other receivables	15,576
Other assets	22,253

Total assets	5,191,465,365

LIABILITIES
Payable for Portfolio shares repurchased	2,864,642
Distribution fees payable – Class IB	724,206
Administrative fees payable	547,405
Investment management fees payable	408,039
Distribution fees payable – Class IA	332,217
Accrued expenses	272,665

Total liabilities	5,149,174

Commitments and contingent liabilities^
NET ASSETS	$5,186,316,191

Net assets were comprised of:
Paid in capital	$4,588,217,767
Total distributable earnings (loss)	598,098,424

Net assets	$5,186,316,191

Class IA
Net asset value, offering and redemption price per share, $1,561,738,083 / 127,138,627 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.28

Class IB
Net asset value, offering and redemption price per share, $3,396,668,586 / 280,298,461 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.12

Class K
Net asset value, offering and redemption price per share, $227,909,522 / 18,532,285 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.30

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$131,895,030
Interest	223,774

Total income	132,118,804

EXPENSES
Distribution fees – Class IB	8,590,857
Administrative fees	6,521,759
Investment management fees	4,820,468
Distribution fees – Class IA	3,889,300
Printing and mailing expenses	264,382
Custodian fees	253,399
Professional fees	243,381
Trustees’ fees	179,137
Miscellaneous	90,713

Total expenses	24,853,396

NET INVESTMENT INCOME (LOSS)	107,265,408

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities ($31,095,248 realized gain (loss) from affiliates)	31,095,359
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	220,571,098

Net realized gain (loss)	251,666,457

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	148,191,318

NET REALIZED AND UNREALIZED GAIN (LOSS)	399,857,775

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$507,123,183

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$107,265,408	$114,449,586
Net realized gain (loss)	251,666,457	396,059,115
Net change in unrealized appreciation (depreciation)	148,191,318	(86,490,315)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	507,123,183	424,018,386

Distributions to shareholders:
Class IA	(123,655,713)	(104,450,183)
Class IB	(273,899,655)	(236,806,545)
Class K	(18,619,669)	(16,344,772)

Total distributions to shareholders	(416,175,037)	(357,601,500)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 2,141,031 and 1,892,332 shares, respectively ]	26,461,802	23,561,373
Capital shares issued in reinvestment of dividends and distributions [ 9,919,223 and 8,510,387 shares, respectively ]	123,655,713	104,450,183
Capital shares repurchased [ (15,194,264) and (15,939,643) shares, respectively ]	(188,548,141)	(199,753,595)

Total Class IA transactions	(38,430,626)	(71,742,039)

Class IB
Capital shares sold [ 8,208,152 and 10,162,602 shares, respectively ]	100,260,777	125,154,224
Capital shares issued in reinvestment of dividends and distributions [ 22,256,040 and 19,535,032 shares, respectively ]	273,899,655	236,806,545
Capital shares repurchased [ (45,362,746) and (46,858,959) shares, respectively ]	(556,621,153)	(578,599,492)

Total Class IB transactions	(182,460,721)	(216,638,723)

Class K
Capital shares sold [ 491,088 and 514,720 shares, respectively ]	6,089,615	6,380,010
Capital shares issued in reinvestment of dividends and distributions [ 1,491,189 and 1,330,521 shares, respectively ]	18,619,669	16,344,772
Capital shares repurchased [ (3,156,933) and (3,293,153) shares, respectively ]	(39,308,497)	(41,428,586)

Total Class K transactions	(14,599,213)	(18,703,804)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(235,490,560)	(307,084,566)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(144,542,414)	(240,667,680)
NET ASSETS:
Beginning of year	5,330,858,605	5,571,526,285

End of year	$5,186,316,191	$5,330,858,605

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2025		2024		2023		2022		2021
Net asset value, beginning of year	$12.07		$11.96		$11.09		$14.48		$14.57

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.26		0.26		0.20		0.14		0.11
Net realized and unrealized gain (loss)	0.96		0.69		1.16		(2.40)		1.09

Total from investment operations	1.22		0.95		1.36		(2.26)		1.20

Less distributions:
Dividends from net investment income	(0.29)		(0.34)		(0.23)		(0.15)		(0.39)
Distributions from net realized gains	(0.72)		(0.50)		(0.26)		(0.98)		(0.90)

Total dividends and distributions	(1.01)		(0.84)		(0.49)		(1.13)		(1.29)

Net asset value, end of year	$12.28		$12.07		$11.96		$11.09		$14.48

Total return	10.20%		7.91%		12.35%		(15.47)%		8.35%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,561,738		$1,572,932		$1,624,820		$1,579,282		$2,021,935
Ratio of expenses to average net assets (f)	0.49	%(j)	0.49	%(k)	0.51	%(o)	0.49	%(j)	0.48	%(jj)
Ratio of net investment income (loss) to average net assets (f)(x)	2.06%		2.07%		1.69%		1.12%		0.70%
Portfolio turnover rate^	13%		13%		9%		10%		25%

	Year Ended December 31,
Class IB	2025		2024		2023		2022		2021
Net asset value, beginning of year	$11.92		$11.82		$10.97		$14.34		$14.43

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.25		0.25		0.19		0.14		0.10
Net realized and unrealized gain (loss)	0.96		0.69		1.15		(2.38)		1.10

Total from investment operations	1.21		0.94		1.34		(2.24)		1.20

Less distributions:
Dividends from net investment income	(0.29)		(0.34)		(0.23)		(0.15)		(0.39)
Distributions from net realized gains	(0.72)		(0.50)		(0.26)		(0.98)		(0.90)

Total dividends and distributions	(1.01)		(0.84)		(0.49)		(1.13)		(1.29)

Net asset value, end of year	$12.12		$11.92		$11.82		$10.97		$14.34

Total return	10.25%		7.92%		12.31%		(15.48)%		8.43%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,396,669		$3,519,766		$3,693,421		$3,726,401		$4,956,863
Ratio of expenses to average net assets (f)	0.49	%(j)	0.49	%(k)	0.51	%(o)	0.49	%(j)	0.48	%(jj)
Ratio of net investment income (loss) to average net assets (f)(x)	2.03%		2.06%		1.66%		1.09%		0.69%
Portfolio turnover rate^	13%		13%		9%		10%		25%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2025		2024		2023		2022		2021
Net asset value, beginning of year	$12.09		$11.97		$11.10		$14.49		$14.57

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.28		0.28		0.23		0.17		0.14
Net realized and unrealized gain (loss)	0.97		0.71		1.16		(2.40)		1.11

Total from investment operations	1.25		0.99		1.39		(2.23)		1.25

Less distributions:
Dividends from net investment income	(0.32)		(0.37)		(0.26)		(0.18)		(0.43)
Distributions from net realized gains	(0.72)		(0.50)		(0.26)		(0.98)		(0.90)

Total dividends and distributions	(1.04)		(0.87)		(0.52)		(1.16)		(1.33)

Net asset value, end of year	$12.30		$12.09		$11.97		$11.10		$14.49

Total return	10.45%		8.25%		12.61%		(15.24)%		8.68%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$227,910		$238,161		$253,286		$247,941		$316,250
Ratio of expenses to average net assets (f)	0.24	%(j)	0.24	%(k)	0.26	%(o)	0.24	%(j)	0.23	%(jj)
Ratio of net investment income (loss) to average net assets (f)(x)	2.28%		2.28%		1.94%		1.38%		0.95%
Portfolio turnover rate^	13%		13%		9%		10%		25%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.07% for Class IA, 1.07% for Class IB and 0.82% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.08% for Class IA, 1.08% for Class IB and 0.83% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class IA, 1.10% for Class IB and 0.85% for Class K.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.06% for Class IA, 1.06% for Class IB and 0.81% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (70.8%)
1290 Avantis® U.S. Large Cap Growth Fund‡	2,138,958	$45,730,926
1290 VT Equity Income Portfolio‡	20,287,244	98,393,133
1290 VT GAMCO Small Company Value Portfolio‡	1,325,099	100,893,025
1290 VT Micro Cap Portfolio‡	6,669,861	80,905,410
1290 VT Small Cap Value Portfolio‡	5,802,037	64,634,689
ATM International Managed Volatility Portfolio‡	44,757,596	534,853,267
ATM Large Cap Managed Volatility Portfolio‡	83,775,330	1,167,828,096
ATM Mid Cap Managed Volatility Portfolio‡	14,703,617	113,805,999
ATM Small Cap Managed Volatility Portfolio‡	43,257,023	486,208,943
EQ/AB Small Cap Growth Portfolio‡	12,510,040	221,427,703
EQ/American Century Mid Cap Value Portfolio‡	1,091,389	23,639,493
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	13,217,707	173,416,313
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	5,000,216	69,252,989
EQ/Global Equity Managed Volatility Portfolio‡	11,381,975	196,225,242
EQ/International Core Managed Volatility Portfolio‡	10,479,443	128,792,358
EQ/International Equity Index Portfolio‡	708,238	9,837,421
EQ/International Value Managed Volatility Portfolio‡	12,834,358	192,643,712
EQ/Janus Enterprise Portfolio*‡	2,038,957	45,835,758
EQ/JPMorgan Growth Stock Portfolio*‡	1,118,296	84,889,874
EQ/JPMorgan Value Opportunities Portfolio‡	4,850,470	98,513,043
EQ/Large Cap Core Managed Volatility Portfolio‡	21,073,302	220,426,737
EQ/Large Cap Value Managed Volatility Portfolio‡	6,875,565	125,891,588
EQ/Loomis Sayles Growth Portfolio*‡	6,603,608	80,762,123
EQ/MFS International Growth Portfolio‡	25,331,825	206,961,009
EQ/Morgan Stanley Small Cap Growth Portfolio‡	11,741,564	114,245,419
EQ/Value Equity Portfolio‡	4,049,443	97,146,145

Total Equity		4,783,160,415

Fixed Income (29.1%)
1290 Diversified Bond Fund‡	11,733,167	97,854,616
1290 VT DoubleLine Opportunistic Bond Portfolio‡	17,047,903	147,634,839
1290 VT High Yield Bond Portfolio‡	4,256,046	38,772,583
EQ/Core Bond Index Portfolio‡	34,160,364	324,181,857
EQ/Core Plus Bond Portfolio‡	34,537,701	118,118,938
EQ/Intermediate Government Bond Portfolio‡	41,069,594	399,196,453
EQ/Long-Term Bond Portfolio‡	51,461,410	342,732,989
EQ/PIMCO Ultra Short Bond Portfolio‡	18,444,612	181,679,433
EQ/Quality Bond PLUS Portfolio‡	15,126,874	118,140,885
Multimanager Core Bond Portfolio‡	22,441,375	196,586,442

Total Fixed Income		1,964,899,035

Total Investments in Securities (99.9%) (Cost $5,596,880,544)		6,748,059,450
Other Assets Less Liabilities (0.1%)		4,780,481

Net Assets (100%)		$6,752,839,931

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis® U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	2,138,958	43,297,871	3,066,660	(7,116,720)	872,439	5,610,676	45,730,926	18,583	745,662
1290 VT Equity Income Portfolio	20,287,244	107,918,511	10,263,716	(22,593,505)	2,365,192	439,219	98,393,133	2,327,675	7,928,310
1290 VT GAMCO Small Company Value Portfolio	1,325,099	105,904,982	6,959,520	(17,150,161)	5,166,373	12,311	100,893,025	837,498	6,114,773
1290 VT Micro Cap Portfolio	6,669,861	76,933,480	2,657,100	(10,376,785)	(35,986)	11,727,601	80,905,410	451,502	282
1290 VT Small Cap Value Portfolio	5,802,037	74,022,162	7,779,489	(13,433,440)	1,361,002	(5,094,524)	64,634,689	971,225	6,803,433
ATM International Managed Volatility Portfolio	44,757,596	496,496,161	38,300,793	(75,295,852)	7,210,770	68,141,395	534,853,267	9,534,822	27,727,560
ATM Large Cap Managed Volatility Portfolio	83,775,330	1,216,263,073	211,196,665	(222,498,520)	457,657	(37,590,779)	1,167,828,096	11,093,268	165,219,808

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Mid Cap Managed Volatility Portfolio	14,703,617	115,016,346	19,342,723	(16,036,849)	(124,981)	(4,391,240)	113,805,999	1,293,565	7,040,944
ATM Small Cap Managed Volatility Portfolio	43,257,023	520,464,555	32,405,625	(78,730,836)	66,396	12,003,203	486,208,943	5,399,774	20,668,163
EQ/AB Small Cap Growth Portfolio	12,510,040	222,156,814	31,352,868	(35,800,321)	1,922,281	1,796,061	221,427,703	698,732	17,939,642
EQ/American Century Mid Cap Value Portfolio	1,091,389	23,114,039	5,048,392	(4,830,032)	(15,021)	322,115	23,639,493	404,434	1,642,508
EQ/ClearBridge Select Equity Managed Volatility Portfolio	13,217,707	183,048,944	1,619,762	(22,640,257)	1,241,443	10,146,421	173,416,313	623,622	984,544
EQ/Franklin Small Cap Value Managed Volatility Portfolio	5,000,216	77,282,984	6,228,651	(12,376,785)	(125,853)	(1,756,008)	69,252,989	775,175	5,448,161
EQ/Global Equity Managed Volatility Portfolio	11,381,975	195,249,782	21,159,877	(32,941,961)	1,206,942	11,550,602	196,225,242	1,967,237	19,179,352
EQ/International Core Managed Volatility Portfolio	10,479,443	117,907,136	11,062,444	(18,201,865)	4,764,811	13,259,832	128,792,358	1,931,934	9,121,569
EQ/International Equity Index Portfolio	708,238	7,464,225	345,538	—	—	2,027,658	9,837,421	345,538	—
EQ/International Value Managed Volatility Portfolio	12,834,358	175,012,940	14,547,255	(26,691,961)	2,130,040	27,645,438	192,643,712	4,473,422	10,060,546
EQ/Janus Enterprise Portfolio*	2,038,957	43,213,266	10,962,200	(9,131,736)	519,767	272,261	45,835,758	—	3,759,060
EQ/JPMorgan Growth Stock Portfolio*	1,118,296	76,845,012	17,619,422	(9,983,440)	717,630	(308,750)	84,889,874	—	11,914,591
EQ/JPMorgan Value Opportunities Portfolio	4,850,470	108,584,270	16,067,272	(32,243,505)	2,807,173	3,297,833	98,513,043	1,248,907	8,210,635
EQ/Large Cap Core Managed Volatility Portfolio	21,073,302	228,724,378	31,234,832	(31,187,009)	(570,037)	(7,775,427)	220,426,737	2,175,054	29,044,317
EQ/Large Cap Value Managed Volatility Portfolio	6,875,565	146,363,444	18,612,185	(40,681,897)	9,451,623	(7,853,767)	125,891,588	2,044,620	10,657,176
EQ/Loomis Sayles Growth Portfolio*	6,603,608	80,892,448	9,591,062	(14,433,440)	91,617	4,620,436	80,762,123	—	6,086,231
EQ/MFS International Growth Portfolio	25,331,825	207,832,057	30,522,163	(53,487,009)	12,750,420	9,343,378	206,961,009	2,385,647	17,221,054
EQ/Morgan Stanley Small Cap Growth Portfolio	11,741,564	124,385,794	6,756,181	(26,550,161)	421,780	9,231,825	114,245,419	548,934	—
EQ/Value Equity Portfolio	4,049,443	107,233,416	10,307,415	(28,043,505)	9,829,944	(2,181,125)	97,146,145	1,627,218	2,372,466
Fixed Income
1290 Diversified Bond Fund	11,733,167	99,692,394	14,231,301	(18,950,161)	(156,269)	3,037,351	97,854,616	7,049,053	—
1290 VT DoubleLine Opportunistic Bond Portfolio	17,047,903	152,164,883	20,654,597	(29,153,569)	(487,689)	4,456,617	147,634,839	6,793,967	—
1290 VT High Yield Bond Portfolio	4,256,046	40,776,555	4,347,713	(7,560,064)	18,448	1,189,931	38,772,583	1,669,814	—
EQ/Core Bond Index Portfolio	34,160,364	340,289,503	45,924,411	(72,673,858)	783,487	9,858,314	324,181,857	10,350,736	—
EQ/Core Plus Bond Portfolio	34,537,701	121,541,973	16,623,169	(23,958,521)	(173,531)	4,085,848	118,118,938	6,114,714	—
EQ/Intermediate Government Bond Portfolio	41,069,594	417,999,217	60,454,177	(89,385,627)	219,502	9,909,184	399,196,453	12,825,911	—
EQ/Long-Term Bond Portfolio	51,461,410	351,264,981	40,740,710	(54,803,890)	(470,565)	6,001,753	342,732,989	14,965,585	—
EQ/PIMCO Ultra Short Bond Portfolio	18,444,612	192,100,195	29,304,092	(40,241,961)	(229,783)	746,890	181,679,433	7,790,804	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Quality Bond PLUS Portfolio	15,126,874	123,818,166	17,396,805	(26,258,521)	(684,558)	3,868,993	118,140,885	4,288,349	—
Multimanager Core Bond Portfolio	22,441,375	203,743,348	27,013,829	(40,900,321)	(1,139,760)	7,869,346	196,586,442	7,299,336	—

Total		6,925,019,305	851,700,614	(1,266,344,045)	62,162,704	175,520,872	6,748,059,450	132,326,655	395,890,787

*	Non-income producing.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$6,748,059,450	$—	$—	$6,748,059,450

Total Assets	$6,748,059,450	$—	$—	$6,748,059,450

Total Liabilities	$—	$—	$—	$—

Total	$6,748,059,450	$—	$—	$6,748,059,450

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$851,700,614
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,266,344,045

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,405,777,147
Aggregate gross unrealized depreciation	(317,324,277)

Net unrealized appreciation	$1,088,452,870

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,659,606,580

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $5,596,880,544)	$6,748,059,450
Cash	5,684,649
Receivable for securities sold	3,961,859
Receivable for Portfolio shares sold	582,709
Dividends, interest and other receivables	18,470
Other assets	28,254

Total assets	6,758,335,391

LIABILITIES
Payable for Portfolio shares repurchased	2,489,409
Distribution fees payable – Class IB	1,432,121
Administrative fees payable	713,593
Investment management fees payable	525,472
Accrued expenses	334,865

Total liabilities	5,495,460

Commitments and contingent liabilities^
NET ASSETS	$6,752,839,931

Net assets were comprised of:
Paid in capital	$5,355,264,620
Total distributable earnings (loss)	1,397,575,311

Net assets	$6,752,839,931

Class IB
Net asset value, offering and redemption price per share, $6,712,944,318 / 695,562,272 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.65

Class K
Net asset value, offering and redemption price per share, $39,895,613 / 4,130,313 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.66

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$132,326,655
Interest	245,852

Total income	132,572,507

EXPENSES
Distribution fees – Class IB	16,763,468
Administrative fees	8,425,174
Investment management fees	6,154,951
Printing and mailing expenses	331,518
Professional fees	297,636
Trustees’ fees	231,976
Custodian fees	227,600
Miscellaneous	113,478

Gross expenses	32,545,801
Less: Voluntarywaiver from investment manager	(34,389)

Net expenses	32,511,412

NET INVESTMENT INCOME (LOSS)	100,061,095

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	62,162,704
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	395,890,787

Net realized gain (loss)	458,053,491

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	175,520,872

NET REALIZED AND UNREALIZED GAIN (LOSS)	633,574,363

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$733,635,458

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$100,061,095	$115,226,347
Net realized gain (loss)	458,053,491	696,868,222
Net change in unrealized appreciation (depreciation)	175,520,872	(82,681,672)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	733,635,458	729,412,897

Distributions to shareholders:
Class IB	(641,192,833)	(551,177,788)
Class K	(3,909,071)	(4,008,500)

Total distributions to shareholders	(645,101,904)	(555,186,288)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 393,113 shares, respectively ]	—	3,748,909
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (20,598,780) shares, respectively ]	—	(202,598,768)
Capital shares repurchased [ 0 and (1,102,142) shares, respectively ]	—	(10,519,941)

Total Class IA transactions	—	(209,369,800)

Class IB
Capital shares sold [ 10,636,206 and 10,755,772 shares, respectively ]	103,984,976	106,380,645
Capital shares issued in connection with share class combination (Note 1) [ 0 and 20,586,971 shares, respectively ]	—	202,598,768
Capital shares issued in reinvestment of dividends and distributions [ 65,295,880 and 56,668,720 shares, respectively ]	641,192,833	551,177,788
Capital shares repurchased [ (102,424,139) and (99,808,424) shares, respectively ]	(1,000,927,257)	(986,512,423)

Total Class IB transactions	(255,749,448)	(126,355,222)

Class K
Capital shares sold [ 120,886 and 126,700 shares, respectively ]	1,188,309	1,245,747
Capital shares issued in reinvestment of dividends and distributions [ 397,373 and 411,835 shares, respectively ]	3,909,071	4,008,500
Capital shares repurchased [ (1,477,494) and (901,999) shares, respectively ]	(14,448,260)	(8,960,103)

Total Class K transactions	(9,350,880)	(3,705,856)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(265,100,328)	(339,430,878)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(176,566,774)	(165,204,269)
NET ASSETS:
Beginning of year	6,929,406,705	7,094,610,974

End of year	$6,752,839,931	$6,929,406,705

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$9.53		$9.33		$8.47		$11.61		$11.52

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14		0.16		0.12		0.09		0.08
Net realized and unrealized gain (loss)	0.95		0.84		1.16		(2.10)		1.35

Total from investment operations	1.09		1.00		1.28		(2.01)		1.43

Less distributions:
Dividends from net investment income	(0.19)		(0.24)		(0.15)		(0.10)		(0.42)
Distributions from net realized gains	(0.78)		(0.56)		(0.27)		(1.03)		(0.92)

Total dividends and distributions	(0.97)		(0.80)		(0.42)		(1.13)		(1.34)

Net asset value, end of year	$9.65		$9.53		$9.33		$8.47		$11.61

Total return	11.50%		10.75%		15.36%		(17.08)%		12.67%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$6,712,944		$6,880,877		$6,845,088		$6,684,718		$8,960,367
Ratio of expenses to average net assets:
After waivers (f)	0.48	%(i)(j)	0.49	%(k)	0.50	%(m)	0.49	%(n)	0.48	%(o)
Before waivers (f)	0.48%		0.49%		0.50%		0.49%		0.48%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.48%		1.65%		1.33%		0.90%		0.63%
Before waivers (f)(x)	1.48%		1.65%		1.33%		0.90%		0.63%
Portfolio turnover rate^	13%		15%		8%		9%		23%

Class K	Year Ended December 31,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$9.54		$9.33		$8.47		$11.61		$11.52

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.16		0.18		0.14		0.12		0.11
Net realized and unrealized gain (loss)	0.95		0.86		1.16		(2.11)		1.35

Total from investment operations	1.11		1.04		1.30		(1.99)		1.46

Less distributions:
Dividends from net investment income	(0.21)		(0.27)		(0.17)		(0.12)		(0.45)
Distributions from net realized gains	(0.78)		(0.56)		(0.27)		(1.03)		(0.92)

Total dividends and distributions	(0.99)		(0.83)		(0.44)		(1.15)		(1.37)

Net asset value, end of year	$9.66		$9.54		$9.33		$8.47		$11.61

Total return	11.74%		11.13%		15.62%		(16.86)%		12.95%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$39,896		$48,529		$50,886		$52,619		$65,780
Ratio of expenses to average net assets:
After waivers (f)	0.23	%(i)(j)	0.24	%(k)	0.25	%(m)	0.24	%(n)	0.23	%(o)
Before waivers (f)	0.23%		0.24%		0.25%		0.24%		0.23%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.61%		1.84%		1.59%		1.18%		0.87%
Before waivers (f)(x)	1.61%		1.84%		1.59%		1.18%		0.87%
Portfolio turnover rate^	13%		15%		8%		9%		23%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(i)	Includes voluntary waiver from investment manager of less than 0.005%.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.11% for Class IB and 0.86% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.12% for Class IB and 0.87% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.13% for Class IB and 0.88% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB and 0.85% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class IB and 0.84% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (91.0%)
1290 Avantis® U.S. Large Cap Growth Fund‡	1,178,326	$25,192,606
1290 VT Equity Income Portfolio‡	13,981,241	67,809,020
1290 VT GAMCO Small Company Value Portfolio‡	1,049,457	79,905,652
1290 VT Micro Cap Portfolio‡	3,348,154	40,613,110
1290 VT Small Cap Value Portfolio‡	3,222,073	35,893,889
ATM International Managed Volatility Portfolio‡	28,359,256	338,893,110
ATM Large Cap Managed Volatility Portfolio‡	57,203,271	797,413,595
ATM Mid Cap Managed Volatility Portfolio‡	6,649,156	51,464,466
ATM Small Cap Managed Volatility Portfolio‡	22,395,767	251,728,420
EQ/AB Small Cap Growth Portfolio‡	6,761,237	119,673,901
EQ/American Century Mid Cap Value Portfolio‡	574,210	12,437,378
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	8,726,266	114,488,609
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,969,006	41,120,729
EQ/Global Equity Managed Volatility Portfolio‡	7,515,458	129,566,502
EQ/International Core Managed Volatility Portfolio‡	6,019,702	73,982,143
EQ/International Equity Index Portfolio‡	520,277	7,226,646
EQ/International Value Managed Volatility Portfolio‡	6,899,603	103,563,040
EQ/Janus Enterprise Portfolio*‡	730,813	16,428,679
EQ/JPMorgan Growth Stock Portfolio*‡	608,540	46,194,301
EQ/JPMorgan Value Opportunities Portfolio‡	3,350,664	68,051,978
EQ/Large Cap Core Managed Volatility Portfolio‡	14,230,845	148,854,643
EQ/Large Cap Value Managed Volatility Portfolio‡	4,809,604	88,063,854
EQ/Loomis Sayles Growth Portfolio*‡	4,166,887	50,961,025
EQ/MFS International Growth Portfolio‡	16,960,384	138,566,338
EQ/Morgan Stanley Small Cap Growth Portfolio‡	6,251,700	60,829,039
EQ/Value Equity Portfolio‡	2,821,222	67,681,111

Total Equity		2,976,603,784

Fixed Income (9.0%)
1290 Diversified Bond Fund‡	1,757,423	14,656,908
1290 VT DoubleLine Opportunistic Bond Portfolio‡	2,536,596	21,966,920
1290 VT High Yield Bond Portfolio‡	646,642	5,890,913
EQ/Core Bond Index Portfolio‡	4,793,963	45,494,708
EQ/Core Plus Bond Portfolio‡	5,140,177	17,579,405
EQ/Intermediate Government Bond Portfolio‡	5,745,746	55,848,654
EQ/Long-Term Bond Portfolio‡	8,758,020	58,328,412
EQ/PIMCO Ultra Short Bond Portfolio‡	2,681,479	26,412,571
EQ/Quality Bond PLUS Portfolio‡	2,268,569	17,717,527
Multimanager Core Bond Portfolio‡	3,363,893	29,467,699

Total Fixed Income		293,363,717

Total Investments in Securities (100.0%) (Cost $2,543,026,897)		3,269,967,501
Other Assets Less Liabilities (0.0%)†		1,461,754

Net Assets (100%)		$3,271,429,255

* Non-income producing.

† Percent shown is less than 0.05%.

‡ Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis® U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	1,178,326	23,586,220	430,847	(2,155,658)	275,533	3,055,664	25,192,606	10,223	410,217
1290 VT Equity Income Portfolio	13,981,241	71,863,184	7,081,256	(12,858,718)	1,223,961	499,337	67,809,020	1,600,320	5,441,907
1290 VT GAMCO Small Company Value Portfolio	1,049,457	78,925,530	5,526,831	(8,622,633)	936,429	3,139,495	79,905,652	662,234	4,822,967
1290 VT Micro Cap Portfolio	3,348,154	39,487,992	248,876	(4,670,593)	(11,576)	5,558,411	40,613,110	226,184	142
1290 VT Small Cap Value Portfolio	3,222,073	37,597,785	4,312,609	(3,952,040)	15,656	(2,080,121)	35,893,889	536,533	3,756,996
ATM International Managed Volatility Portfolio	28,359,256	305,790,325	23,716,983	(37,185,105)	3,352,225	43,218,682	338,893,110	6,024,403	17,513,048
ATM Large Cap Managed Volatility Portfolio	57,203,271	794,242,953	118,302,151	(85,672,481)	415,406	(29,874,434)	797,413,595	7,428,759	110,471,831
ATM Mid Cap Managed Volatility Portfolio	6,649,156	56,771,786	3,788,057	(6,287,337)	(35,373)	(2,772,667)	51,464,466	584,023	3,173,678

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Small Cap Managed Volatility Portfolio	22,395,767	265,773,048	13,632,912	(33,592,341)	15,213	5,899,588	251,728,420	2,791,132	10,679,595
EQ/AB Small Cap Growth Portfolio	6,761,237	107,253,573	21,996,642	(12,196,844)	(214,884)	2,835,414	119,673,901	378,060	9,663,075
EQ/American Century Mid Cap Value Portfolio	574,210	12,445,583	1,078,491	(1,077,829)	(1,764)	(7,103)	12,437,378	212,173	861,115
EQ/ClearBridge Select Equity Managed Volatility Portfolio	8,726,266	117,569,427	1,116,011	(11,676,482)	622,882	6,856,771	114,488,609	410,945	648,691
EQ/Franklin Small Cap Value Managed Volatility Portfolio	2,969,006	43,046,394	3,703,027	(4,670,593)	(9,546)	(948,553)	41,120,729	459,559	3,220,919
EQ/Global Equity Managed Volatility Portfolio	7,515,458	120,966,410	13,975,612	(13,413,588)	8,755	8,029,313	129,566,502	1,296,185	12,616,114
EQ/International Core Managed Volatility Portfolio	6,019,702	66,140,945	6,341,750	(8,622,633)	1,877,446	8,244,635	73,982,143	1,101,405	5,198,715
EQ/International Equity Index Portfolio	520,277	6,126,942	253,835	(750,000)	251,993	1,343,876	7,226,646	253,835	—
EQ/International Value Managed Volatility Portfolio	6,899,603	93,021,097	7,836,159	(13,113,588)	11,098	15,808,274	103,563,040	2,392,812	5,380,034
EQ/Janus Enterprise Portfolio*	730,813	17,608,836	1,360,032	(2,514,935)	115,328	(140,582)	16,428,679	—	1,347,889
EQ/JPMorgan Growth Stock Portfolio*	608,540	41,237,042	9,191,960	(4,311,317)	177,996	(101,380)	46,194,301	—	6,471,144
EQ/JPMorgan Value Opportunities Portfolio	3,350,664	69,927,609	6,573,472	(11,983,718)	192,591	3,342,024	68,051,978	864,010	5,670,433
EQ/Large Cap Core Managed Volatility Portfolio	14,230,845	154,283,688	21,437,588	(21,128,522)	(294,925)	(5,443,186)	148,854,643	1,490,206	19,871,926
EQ/Large Cap Value Managed Volatility Portfolio	4,809,604	96,976,217	8,890,005	(18,553,291)	3,105,743	(2,354,820)	88,063,854	1,423,661	7,414,306
EQ/Loomis Sayles Growth Portfolio*	4,166,887	53,164,078	3,847,547	(8,761,317)	140,789	2,569,928	50,961,025	—	3,826,733
EQ/MFS International Growth Portfolio	16,960,384	126,613,809	15,331,392	(16,339,608)	1,350,038	11,610,707	138,566,338	1,593,284	11,465,254
EQ/Morgan Stanley Small Cap Growth Portfolio	6,251,700	62,511,711	319,451	(6,248,422)	(5,265)	4,251,564	60,829,039	291,696	—
EQ/Value Equity Portfolio	2,821,222	69,023,761	2,817,100	(8,683,718)	2,945,420	1,578,548	67,681,111	1,130,948	1,647,124
Fixed Income
1290 Diversified Bond Fund	1,757,423	14,050,759	2,651,208	(2,446,382)	(29,776)	431,099	14,656,908	1,012,535	—
1290 VT DoubleLine Opportunistic Bond Portfolio	2,536,596	21,631,443	3,608,317	(3,814,935)	13,438	528,657	21,966,920	996,174	—
1290 VT High Yield Bond Portfolio	646,642	6,615,016	828,098	(1,718,553)	550	165,802	5,890,913	244,629	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Core Bond Index Portfolio	4,793,963	45,630,080	7,104,810	(8,629,869)	21,348	1,368,339	45,494,708	1,430,525	—
EQ/Core Plus Bond Portfolio	5,140,177	17,310,759	2,885,647	(3,155,658)	(15,529)	554,186	17,579,405	895,240	—
EQ/Intermediate Government Bond Portfolio	5,745,746	56,017,539	9,102,430	(10,587,337)	28,625	1,287,397	55,848,654	1,772,075	—
EQ/Long-Term Bond Portfolio	8,758,020	57,381,408	6,741,994	(6,646,613)	(72,156)	923,779	58,328,412	2,509,903	—
EQ/PIMCO Ultra Short Bond Portfolio	2,681,479	26,646,726	4,242,380	(4,524,211)	463	47,213	26,412,571	1,118,504	—
EQ/Quality Bond PLUS Portfolio	2,268,569	17,579,277	2,976,095	(3,276,020)	9,081	429,094	17,717,527	626,555	—
Multimanager Core Bond Portfolio	3,363,893	29,069,736	4,677,333	(5,233,487)	6,497	947,620	29,467,699	1,051,722	—

Total		3,223,888,688	347,928,908	(409,076,376)	16,423,710	90,802,571	3,269,967,501	44,820,452	251,573,853

*	Non-income producing.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$3,269,967,501	$—	$—	$3,269,967,501

Total Assets	$3,269,967,501	$—	$—	$3,269,967,501

Total Liabilities	$—	$—	$—	$—

Total	$3,269,967,501	$—	$—	$3,269,967,501

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$347,928,908
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$409,076,376

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$748,454,300
Aggregate gross unrealized depreciation	(51,546,932)

Net unrealized appreciation	$696,907,368

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,573,060,133

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $2,543,026,897)	$3,269,967,501
Cash	2,895,113
Receivable for securities sold	527,430
Receivable for Portfolio shares sold	290,675
Dividends, interest and other receivables	6,362
Other assets	13,019

Total assets	3,273,700,100

LIABILITIES
Payable for Portfolio shares repurchased	784,774
Distribution fees payable – Class IB	691,803
Administrative fees payable	345,300
Investment management fees payable	261,581
Accrued expenses	187,387

Total liabilities	2,270,845

Commitments and contingent liabilities^
NET ASSETS	$3,271,429,255

Net assets were comprised of:
Paid in capital	$2,380,180,855
Total distributable earnings (loss)	891,248,400

Net assets	$3,271,429,255

Class IB
Net asset value, offering and redemption price per share, $3,246,711,710 / 306,889,873 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.58

Class K
Net asset value, offering and redemption price per share, $24,717,545 / 2,332,743 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.60

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$44,820,452
Interest	83,613

Total income	44,904,065

EXPENSES
Distribution fees – Class IB	7,896,384
Administrative fees	3,974,209
Investment management fees	2,990,116
Custodian fees	229,300
Printing and mailing expenses	162,592
Professional fees	162,537
Trustees’ fees	108,802
Miscellaneous	52,804

Gross expenses	15,576,744
Less: Voluntarywaiver from investment manager	(54,629)

Net expenses	15,522,115

NET INVESTMENT INCOME (LOSS)	29,381,950

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	16,423,710
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	251,573,853

Net realized gain (loss)	267,997,563

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	90,802,571

NET REALIZED AND UNREALIZED GAIN (LOSS)	358,800,134

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$388,182,084

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$29,381,950	$37,804,272
Net realized gain (loss)	267,997,563	355,304,379
Net change in unrealized appreciation (depreciation)	90,802,571	24,628,869

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	388,182,084	417,737,520

Distributions to shareholders:
Class IB	(336,558,948)	(236,637,463)
Class K	(2,654,268)	(2,022,851)

Total distributions to shareholders	(339,213,216)	(238,660,314)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 203,478 shares, respectively ]	—	2,102,974
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (7,708,608) shares, respectively ]	—	(81,572,915)
Capital shares repurchased [ 0 and (654,193) shares, respectively ]	—	(6,717,376)

Total Class IA transactions	—	(86,187,317)

Class IB
Capital shares sold [ 7,107,583 and 7,233,404 shares, respectively ]	75,626,182	76,952,574
Capital shares issued in connection with share class combination (Note 1) [ 0 and 7,706,586 shares, respectively ]	—	81,572,915
Capital shares issued in reinvestment of dividends and distributions [ 31,348,454 and 22,243,539 shares, respectively ]	336,558,948	236,637,463
Capital shares repurchased [ (38,734,884) and (39,057,216) shares, respectively ]	(412,480,081)	(415,903,301)

Total Class IB transactions	(294,951)	(20,740,349)

Class K
Capital shares sold [ 144,671 and 239,626 shares, respectively ]	1,517,634	2,536,297
Capital shares issued in reinvestment of dividends and distributions [ 246,606 and 189,936 shares, respectively ]	2,654,268	2,022,851
Capital shares repurchased [ (637,347) and (868,449) shares, respectively ]	(6,773,510)	(9,152,002)

Total Class K transactions	(2,601,608)	(4,592,854)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,896,559)	(111,520,520)

TOTAL INCREASE (DECREASE) IN NET ASSETS	46,072,309	67,556,686
NET ASSETS:
Beginning of year	3,225,356,946	3,157,800,260

End of year	$3,271,429,255	$3,225,356,946

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$10.41		$9.86		$8.70		$12.51		$12.06

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.13		0.10		0.07		0.07
Net realized and unrealized gain (loss)	1.24		1.23		1.47		(2.41)		1.95

Total from investment operations	1.34		1.36		1.57		(2.34)		2.02

Less distributions:
Dividends from net investment income	(0.15)		(0.23)		(0.13)		(0.08)		(0.53)
Distributions from net realized gains	(1.02)		(0.58)		(0.28)		(1.39)		(1.04)

Total dividends and distributions	(1.17)		(0.81)		(0.41)		(1.47)		(1.57)

Net asset value, end of year	$10.58		$10.41		$9.86		$8.70		$12.51

Total return	12.97%		13.73%		18.37%		(18.31)%		17.14%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,246,712		$3,198,472		$3,047,571		$2,805,155		$3,712,223
Ratio of expenses to average net assets:
After waivers (f)	0.49	%(i)(j)	0.49	%(k)	0.51	%(m)	0.49	%(n)	0.48	%(o)
Before waivers (f)	0.49%		0.49%		0.51%		0.49%		0.48%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.92%		1.18%		1.03%		0.72%		0.55%
Before waivers (f)(x)	0.92%		1.18%		1.03%		0.72%		0.55%
Portfolio turnover rate^	11%		15%		6%		7%		17%

Class K	Year Ended December 31,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$10.43		$9.87		$8.70		$12.52		$12.07

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.12		0.14		0.12		0.10		0.10
Net realized and unrealized gain (loss)	1.25		1.26		1.48		(2.42)		1.96

Total from investment operations	1.37		1.40		1.60		(2.32)		2.06

Less distributions:
Dividends from net investment income	(0.18)		(0.26)		(0.15)		(0.11)		(0.57)
Distributions from net realized gains	(1.02)		(0.58)		(0.28)		(1.39)		(1.04)

Total dividends and distributions	(1.20)		(0.84)		(0.43)		(1.50)		(1.61)

Net asset value, end of year	$10.60		$10.43		$9.87		$8.70		$12.52

Total return	13.21%		14.09%		18.76%		(18.16)%		17.41%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$24,718		$26,885		$29,788		$28,391		$37,698
Ratio of expenses to average net assets:
After waivers (f)	0.24	%(i)(j)	0.24	%(k)	0.26	%(m)	0.24	%(n)	0.23	%(o)
Before waivers (f)	0.24%		0.24%		0.26%		0.24%		0.23%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.14%		1.34%		1.26%		0.97%		0.78%
Before waivers (f)(x)	1.14%		1.34%		1.26%		0.97%		0.78%
Portfolio turnover rate^	11%		15%		6%		7%		17%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(i)	Includes voluntary waiver from investment manager of less than 0.005%.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.16% for Class IB and 0.91% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB and 0.90% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB and 0.93% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.14% for Class IB and 0.89% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.12% for Class IB and 0.87% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (24.7%)
iShares Core S&P Total U.S. Stock Market ETF	12,900	$1,918,101
iShares Core S&P U.S. Growth ETF	23,900	4,013,766
iShares MSCI Global Min Vol Factor ETF (x)	33,800	4,013,750
SPDR Portfolio Developed World ex-US ETF	104,900	4,658,609
Vanguard FTSE Emerging Markets ETF	100,900	5,424,384

Total Equity		20,028,610

Fixed Income (6.5%)
iShares Broad USD High Yield Corporate Bond ETF	75,600	2,827,062
Vanguard Intermediate-Term Corporate Bond ETF (x)	15,700	1,314,875
Vanguard Total Bond Market ETF	15,100	1,118,457

Total Fixed Income		5,260,394

Total Exchange Traded Funds (31.2%) (Cost $21,460,416)		25,289,004

INVESTMENT COMPANIES:
Equity (22.8%)
1290 Avantis® U.S. Large Cap Growth Fund‡	63,513	1,357,917
1290 Essex Small Cap Growth Fund*‡	181,130	3,059,286
1290 GAMCO Small/Mid Cap Value Fund‡	210,648	3,934,908
1290 SmartBeta Equity Fund‡	452,215	9,134,751
AB Small Cap Growth Portfolio*‡	12,598	978,509

Total Equity		18,465,371

Fixed Income (44.0%)
1290 Diversified Bond Fund‡	3,413,747	28,470,652
1290 High Yield Bond Fund‡	835,428	7,193,037

Total Fixed Income		35,663,689

Total Investment Companies (66.8%) (Cost $52,588,307)		54,129,060

Total Investments in Securities (98.0%) (Cost $74,048,723)		79,418,064
Other Assets Less Liabilities (2.0%)		1,590,844

Net Assets (100%)		$81,008,908

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)

All or a portion of security is on loan at December 31, 2025, the Portfolio had loaned securities with a total value of $1,325,888. This was collateralized by $1,359,960 of various U.S. Government Treasury Securities, ranging from 0.125% – 6.250%, maturing 1/15/26 – 5/15/54.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	63,513	1,260,322	130,073	(203,019)	14,820	155,721	1,357,917	541	21,713
1290 Essex Small Cap Growth Fund*	181,130	3,065,154	464,815	(1,184,997)	177,266	537,048	3,059,286	—	48,690
1290 GAMCO Small/Mid Cap Value Fund	210,648	3,761,955	645,717	(812,882)	15,489	324,629	3,934,908	48,783	98,604
1290 SmartBeta Equity Fund	452,215	7,980,891	2,557,434	(1,979,705)	212,486	363,645	9,134,751	73,436	337,788
AB Small Cap Growth Portfolio*	12,598	963,865	202,028	(242,087)	18,855	35,848	978,509	—	—
Fixed Income
1290 Diversified Bond Fund	3,413,747	26,849,705	5,633,885	(4,775,104)	755	761,411	28,470,652	1,974,360	—
1290 High Yield Bond Fund	835,428	7,050,247	1,281,381	(1,233,731)	3,912	91,228	7,193,037	434,384	—

Total		50,932,139	10,915,333	(10,431,525)	443,583	2,269,530	54,129,060	2,531,504	506,795

*	Non-income producing.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$25,289,004	$—	$—	$25,289,004
Investment Companies
Investment Companies	54,129,060	—	—	54,129,060

Total Assets	$79,418,064	$—	$—	$79,418,064

Total Liabilities	$—	$—	$—	$—

Total	$79,418,064	$—	$—	$79,418,064

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$39,521,241
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$42,177,399

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,041,760
Aggregate gross unrealized depreciation	(2,777,054)

Net unrealized appreciation	$5,264,706

Federal income tax cost of investments in securities and derivative instruments, if applicable	$74,153,358

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $52,588,307)	$54,129,060
Unaffiliated Issuers (Cost $21,460,416)	25,289,004
Cash	3,578,743
Receivable for Portfolio shares sold	5,259
Dividends, interest and other receivables	4,300
Securities lending income receivable	561
Other assets	332

Total assets	83,007,259

LIABILITIES
Payable for securities purchased	1,887,826
Payable for Portfolio shares repurchased	34,124
Distribution fees payable – Class IB	16,396
Administrative fees payable	8,329
Investment management fees payable	6,120
Accrued expenses	45,556

Total liabilities	1,998,351

Commitments and contingent liabilities^
NET ASSETS	$81,008,908

Net assets were comprised of:
Paid in capital	$75,158,509
Total distributable earnings (loss)	5,850,399

Net assets	$81,008,908

Class IB
Net asset value, offering and redemption price per share, $77,126,920 / 6,208,457 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.42

Class K
Net asset value, offering and redemption price per share, $3,881,988 / 312,062 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.44

(x)	Includes value of securities on loan of $1,325,888.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends ($2,531,504 of dividend income received from affiliates)	$3,337,075
Interest	61,363
Securities lending (net)	8,641

Total income	3,407,079

EXPENSES
Distribution fees – Class IB	187,242
Investment management fees	116,172
Administrative fees	96,716
Custodian fees	63,500
Professional fees	44,496
Printing and mailing expenses	19,607
Trustees’ fees	2,664
Miscellaneous	4,879

Gross expenses	535,276
Less: Waiverfrom investment manager	(38,645)

Net expenses	496,631

NET INVESTMENT INCOME (LOSS)	2,910,448

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities $443,583 realized gain (loss) from affiliates)	2,898,387
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	506,795

Net realized gain (loss)	3,405,182

Net change in unrealized appreciation (depreciation) on investments in securities ($2,269,530 of change in unrealized appreciation (depreciation) from affiliates)	2,417,093

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,822,275

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,732,723

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,910,448	$2,437,115
Net realized gain (loss)	3,405,182	1,649,560
Net change in unrealized appreciation (depreciation)	2,417,093	1,239,315

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,732,723	5,325,990

Distributions to shareholders:
Class IB	(6,045,040)	(3,029,160)
Class K	(152,745)	(157,565)

Total distributions to shareholders	(6,197,785)	(3,186,725)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 812,704 and 1,139,886 shares, respectively ]	10,359,817	13,957,539
Capital shares issued in reinvestment of dividends [ 484,893 and 250,860 shares, respectively ]	6,045,040	3,029,160
Capital shares repurchased [ (1,296,734) and (1,094,995) shares, respectively ]	(16,325,128)	(13,529,966)

Total Class IB transactions	79,729	3,456,733

Class K
Capital shares sold [ 190,836 and 71,128 shares, respectively ]	2,394,944	886,923
Capital shares issued in reinvestment of dividends [ 12,247 and 13,037 shares, respectively ]	152,745	157,565
Capital shares repurchased [ (196,694) and (38,289) shares, respectively ]	(2,442,323)	(454,327)

Total Class K transactions	105,366	590,161

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	185,095	4,046,894

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,720,033	6,186,159
NET ASSETS:
Beginning of year	78,288,875	72,102,716

End of year	$81,008,908	$78,288,875

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$12.02		$11.68		$10.91		$13.04		$12.84

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.47		0.39		0.29		0.18		0.08
Net realized and unrealized gain (loss)	0.98		0.46		0.78		(1.80)		1.20

Total from investment operations	1.45		0.85		1.07		(1.62)		1.28

Less distributions:
Dividends from net investment income	(0.48)		(0.39)		(0.30)		(0.20)		(0.08)
Distributions from net realized gains	(0.57)		(0.12)		—		(0.31)		(1.00)

Total dividends and distributions	(1.05)		(0.51)		(0.30)		(0.51)		(1.08)

Net asset value, end of year	$12.42		$12.02		$11.68		$10.91		$13.04

Total return	12.03%		7.25%		9.86%		(12.40)%		10.10%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$77,127		$74,611		$69,065		$65,986		$73,621
Ratio of expenses to average net assets:
After waivers (f)	0.65	%(j)	0.65	%(j)	0.65	%(j)	0.99	%(k)	1.16	%(o)
Before waivers (f)	0.70%		0.69%		0.71%		1.07%		1.26%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	3.75%		3.16%		2.56%		1.56	%(x)	0.60%
Before waivers (f)	3.70%		3.12%		2.49%		1.48	%(x)	0.51%
Portfolio turnover rate^	52%		29%		62%		194	%(h)	131%

Class K	Year Ended December 31,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$12.03		$11.69		$10.92		$13.05		$12.84

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.51		0.43		0.31		0.20		0.11
Net realized and unrealized gain (loss)	0.98		0.45		0.79		(1.79)		1.21

Total from investment operations	1.49		0.88		1.10		(1.59)		1.32

Less distributions:
Dividends from net investment income	(0.51)		(0.42)		(0.33)		(0.23)		(0.11)
Distributions from net realized gains	(0.57)		(0.12)		—		(0.31)		(1.00)

Total dividends and distributions	(1.08)		(0.54)		(0.33)		(0.54)		(1.11)

Net asset value, end of year	$12.44		$12.03		$11.69		$10.92		$13.05

Total return	12.36%		7.50%		10.11%		(12.17)%		10.42%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,882		$3,677		$3,038		$2,881		$3,397
Ratio of expenses to average net assets:
After waivers (f)	0.40	%(j)	0.40	%(j)	0.40	%(j)	0.74	%(k)	0.91	%(o)
Before waivers (f)	0.45%		0.44%		0.46%		0.82%		1.00%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	4.07%		3.49%		2.78%		1.75	%(x)	0.84%
Before waivers (f)	4.02%		3.45%		2.72%		1.68	%(x)	0.75%
Portfolio turnover rate^	52%		29%		62%		194	%(h)	131%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.17% for Class IB and 0.92% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB and 0.95% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (28.7%)
iShares Core S&P Total U.S. Stock Market ETF	7,100	$1,055,699
iShares Core S&P U.S. Growth ETF	11,140	1,870,851
iShares MSCI Global Min Vol Factor ETF	23,500	2,790,625
SPDR Portfolio Developed World ex-US ETF (x)	47,570	2,112,584
Vanguard FTSE Emerging Markets ETF	56,080	3,014,861

Total Equity		10,844,620

Fixed Income (4.4%)
iShares Broad USD High Yield Corporate Bond ETF	25,870	967,409
Vanguard Intermediate-Term Corporate Bond ETF (x)	8,200	686,750

Total Fixed Income		1,654,159

Total Exchange Traded Funds (33.1%) (Cost $11,014,128)		12,498,779

INVESTMENT COMPANIES:
Investment Companies (64.9%)
Equity (38.9%)
1290 Avantis® U.S. Large Cap Growth Fund‡	49,408	1,056,342
1290 Essex Small Cap Growth Fund*‡	139,132	2,349,946
1290 GAMCO Small/Mid Cap Value Fund‡	163,813	3,060,035
1290 SmartBeta Equity Fund‡	369,194	7,457,711
AB Small Cap Growth Portfolio *‡	9,812	762,091

Total Equity		14,686,125

Fixed Income (26.0%)
1290 Diversified Bond Fund‡	921,286	7,683,523
1290 High Yield Bond Fund ‡	245,740	2,115,822

Total Fixed Income		9,799,345

Total Investment Companies (64.9%) (Cost $22,817,111)		24,485,470

SHORT-TERM INVESTMENTS:
Investment Companies (1.9%)
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	30,852	30,852
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	682,277	682,550

Total Investment Companies		713,402

Total Short-Term Investments (1.9%) (Cost $713,345)		713,402

Total Investments in Securities (99.9%) (Cost $34,544,584)		37,697,651
Other Assets Less Liabilities (0.1%)		39,592

Net Assets (100%)		$37,737,243

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $663,422. This was collateralized by $648,962 of various U.S. Government Treasury Securities, ranging from 0.250% – 4.625%, maturing 5/31/27 – 2/15/52 and by cash of $30,852 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	49,408	721,930	317,970	(99,917)	4,540	111,819	1,056,342	429	17,220
1290 Essex Small Cap Growth Fund*	139,132	1,660,252	743,052	(506,582)	52,654	400,570	2,349,946	—	38,175
1290 GAMCO Small/Mid Cap Value Fund	163,813	2,030,445	1,033,009	(227,645)	1,762	222,464	3,060,035	38,720	78,263
1290 SmartBeta Equity Fund	369,194	4,735,900	2,864,945	(489,725)	(531)	347,122	7,457,711	61,239	281,684
AB Small Cap Growth Portfolio*	9,812	516,112	264,409	(60,188)	(47)	41,805	762,091	—	—
Fixed Income
1290 Diversified Bond Fund	921,286	5,021,872	4,126,723	(1,612,957)	922	146,963	7,683,523	484,333	—
1290 High Yield Bond Fund	245,740	1,422,191	761,012	(88,757)	35	21,341	2,115,822	105,086	—

Total		16,108,702	10,111,120	(3,085,771)	59,335	1,292,084	24,485,470	689,807	415,342

*	Non-income producing.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$12,498,779	$—	$—	$12,498,779
Investment Companies
Investment Companies	24,485,470	—	—	24,485,470
Short-Term Investments
Investment Companies	713,402	—	—	713,402

Total Assets	$37,697,651	$—	$—	$37,697,651

Total Liabilities	$—	$—	$—	$—

Total	$37,697,651	$—	$—	$37,697,651

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$21,967,848
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$12,362,086

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,755,426
Aggregate gross unrealized depreciation	(632,784)

Net unrealized appreciation	$3,122,642

Federal income tax cost of investments in securities and derivative instruments, if applicable	$34,575,009

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $22,817,111)	$24,485,470
Unaffiliated Issuers (Cost $11,727,473)	13,212,181
Cash	128,679
Receivable for Portfolio shares sold	7,432
Receivable from investment manager	5,128
Dividends, interest and other receivables	2,583
Securities lending income receivable	322
Other assets	116

Total assets	37,841,911

LIABILITIES
Payable for return of collateral on securities loaned	30,852
Payable for securities purchased	22,765
Distribution fees payable – Class IB	5,386
Payable for Portfolio shares repurchased	949
Accrued expenses	44,716

Total liabilities	104,668

Commitments and contingent liabilities^
NET ASSETS	$37,737,243

Net assets were comprised of:
Paid in capital	$34,157,158
Total distributable earnings (loss)	3,580,085

Net assets	$37,737,243

Class IB
Net asset value, offering and redemption price per share, $25,342,958 / 2,252,709 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.25

Class K
Net asset value, offering and redemption price per share, $12,394,285 / 1,101,243 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.25

(x)	Includes value of securities on loan of $663,422.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends ($689,807 of dividend income received from affiliates)	$1,006,856
Interest	4,711
Securities lending (net)	2,901

Total income	1,014,468

EXPENSES
Custodian fees	55,300
Distribution fees – Class IB	44,550
Professional fees	44,380
Investment management fees	44,057
Administrative fees	36,659
Printing and mailing expenses	20,979
Trustees’ fees	959
Miscellaneous	3,914

Gross expenses	250,798
Less: Waiver from investment manager	(80,716)
Reimbursement from investment manager	(24,953)

Net expenses	145,129

NET INVESTMENT INCOME (LOSS)	869,339

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities ($59,335 realized gain (loss) from affiliates)	689,920
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	415,342

Net realized gain (loss)	1,105,262

Net change in unrealized appreciation (depreciation) on investments in securities ($1,292,084 of change in unrealized appreciation (depreciation) from affiliates)	1,696,076

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,801,338

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,670,677

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$869,339	$532,423
Net realized gain (loss)	1,105,262	380,970
Net change in unrealized appreciation (depreciation)	1,696,076	1,137,751

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,670,677	2,051,144

Distributions to shareholders:
Class IB	(1,064,352)	(282,296)
Class K	(556,942)	(237,660)

Total distributions to shareholders	(1,621,294)	(519,956)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 967,269 and 694,788 shares, respectively ]	10,957,574	7,141,967
Capital shares issued in reinvestment of dividends [ 94,494 and 27,111 shares, respectively ]	1,064,352	282,296
Capital shares repurchased [ (217,256) and (235,414) shares, respectively ]	(2,390,066)	(2,319,089)

Total Class IB transactions	9,631,860	5,105,174

Class K
Capital shares issued in reinvestment of dividends [ 49,412 and 22,822 shares, respectively ]	556,942	237,660

Total Class K transactions	556,942	237,660

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	10,188,802	5,342,834

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,238,185	6,874,022
NET ASSETS:
Beginning of year	25,499,058	18,625,036

End of year	$37,737,243	$25,499,058

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,						February 15, 2022* to December 31, 2022
Class IB	2025		2024		2023
Net asset value, beginning of period	$10.36		$9.55		$8.68		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.33		0.25		0.24		0.19
Net realized and unrealized gain (loss)	1.06		0.77		0.80		(1.37)

Total from investment operations	1.39		1.02		1.04		(1.18)

Less distributions:
Dividends from net investment income	(0.25)		(0.21)		(0.17)		(0.14)
Distributions from net realized gains	(0.25)		—		—		—

Total dividends and distributions	(0.50)		(0.21)		(0.17)		(0.14)

Net asset value, end of period	$11.25		$10.36		$9.55		$8.68

Total return (b)	13.43%		10.62%		12.01%		(11.78)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$25,343		$14,595		$8,800		$1,212
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.59	%(j)	0.61	%(j)	0.61	%(j)	0.59	%(j)
Before waivers and reimbursements (a)(f)	0.95%		1.04%		1.41%		2.62%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.97%		2.47%		2.60%		2.47	%(l)
Before waivers and reimbursements (a)(f)(x)	2.61%		2.03%		1.80%		0.43	%(l)
Portfolio turnover rate^	43%		27%		60%		50	%(z)

	Year Ended December 31,						February 15, 2022* to December 31, 2022
Class K	2025		2024		2023
Net asset value, beginning of period	$10.37		$9.55		$8.68		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.32		0.26		0.21		0.16
Net realized and unrealized gain (loss)	1.09		0.79		0.85		(1.32)

Total from investment operations	1.41		1.05		1.06		(1.16)

Less distributions:
Dividends from net investment income	(0.28)		(0.23)		(0.19)		(0.16)
Distributions from net realized gains	(0.25)		—		—		—

Total dividends and distributions	(0.53)		(0.23)		(0.19)		(0.16)

Net asset value, end of period	$11.25		$10.37		$9.55		$8.68

Total return (b)	13.58%		11.00%		12.27%		(11.59)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,394		$10,904		$9,825		$8,749
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.34	%(j)	0.36	%(j)	0.35	%(j)	0.34	%(j)
Before waivers and reimbursements (a)(f)	0.70%		0.80%		1.11%		2.10%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.94%		2.50%		2.36%		1.96	%(l)
Before waivers and reimbursements (a)(f)(x)	2.58%		2.06%		1.60%		0.20	%(l)
Portfolio turnover rate^	43%		27%		60%		50	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class IB and 0.85% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (31.7%)
iShares Core S&P Total U.S. Stock Market ETF	7,500	$1,115,175
iShares Core S&P U.S. Growth ETF	11,200	1,880,928
iShares MSCI Global Min Vol Factor ETF	31,560	3,747,750
SPDR Portfolio Developed World ex-US ETF	44,170	1,961,590
Vanguard FTSE Emerging Markets ETF	62,160	3,341,721

Total Equity		12,047,164

Fixed Income (1.8%)
Vanguard Intermediate-Term Corporate Bond ETF (x)	8,100	678,375

Total Exchange Traded Funds (33.5%) (Cost $10,906,466)		12,725,539

INVESTMENT COMPANIES:
Investment Companies (64.5%)
Equity (55.7%)
1290 Avantis® U.S. Large Cap Growth Fund‡	73,949	1,581,030
1290 Essex Small Cap Growth Fund*‡	183,509	3,099,463
1290 GAMCO Small/Mid Cap Value Fund‡	215,253	4,020,929
1290 SmartBeta Equity Fund‡	569,573	11,505,365
AB Small Cap Growth Portfolio *‡	12,899	1,001,835

Total Equity		21,208,622

Fixed Income (8.8%)
1290 Diversified Bond Fund‡	217,504	1,813,981
1290 High Yield Bond Fund ‡	175,138	1,507,935

Total Fixed Income		3,321,916

Total Investment Companies (64.5%) (Cost $20,677,854)		24,530,538

SHORT-TERM INVESTMENTS:
Investment Companies (2.1%)
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	13,026	13,026
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	765,749	766,056

Total Investment Companies		779,082

Total Short-Term Investments (2.1%) (Cost $779,048)		779,082

Total Investments in Securities (100.1%) (Cost $32,363,368)		38,035,159
Other Assets Less Liabilities (-0.1%)		(24,907)

Net Assets (100%)		$38,010,252

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $547,893. This was collateralized by $548,330 of various U.S. Government Treasury Securities, ranging from 0.250% - 4.625%, maturing 5/31/27 - 2/15/52 and by cash of $13,026 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	73,949	1,294,082	275,517	(191,189)	4,888	197,732	1,581,030	639	25,630
1290 Essex Small Cap Growth Fund*	183,509	2,478,778	675,596	(763,106)	70,047	638,148	3,099,463	—	50,083
1290 GAMCO Small/Mid Cap Value Fund	215,253	2,936,744	1,054,312	(316,770)	1,524	345,119	4,020,929	50,598	102,273
1290 SmartBeta Equity Fund	569,573	8,575,023	3,204,690	(987,176)	(230)	713,058	11,505,365	93,942	432,110
AB Small Cap Growth Portfolio*	12,899	816,426	219,883	(92,045)	(142)	57,713	1,001,835	—	—
Fixed Income
1290 Diversified Bond Fund	217,504	1,226,518	3,066,955	(2,559,888)	31,413	48,983	1,813,981	179,389	—
1290 High Yield Bond Fund	175,138	1,681,807	1,080,058	(1,263,468)	(2,796)	12,334	1,507,935	100,790	—

Total		19,009,378	9,577,011	(6,173,642)	104,704	2,013,087	24,530,538	425,358	610,096

*	Non-income producing.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$12,725,539	$—	$—	$12,725,539
Investment Companies
Investment Companies	24,530,538	—	—	24,530,538
Short-Term Investments
Investment Companies	779,082	—	—	779,082

Total Assets	$38,035,159	$—	$—	$38,035,159

Total Liabilities	$—	$—	$—	$—

Total	$38,035,159	$—	$—	$38,035,159

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$19,851,338
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$14,763,209

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,771,665
Aggregate gross unrealized depreciation	(125,199)

Net unrealized appreciation	$5,646,466

Federal income tax cost of investments in securities and derivative instruments, if applicable	$32,388,693

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $20,677,854)	$24,530,538
Unaffiliated Issuers (Cost $11,685,514)	13,504,621
Cash	104,272
Receivable for Portfolio shares sold	6,725
Receivable from investment manager	5,384
Dividends, interest and other receivables	2,646
Securities lending income receivable	288
Other assets	132

Total assets	38,154,606

LIABILITIES
Payable for securities purchased	80,133
Payable for return of collateral on securities loaned	13,026
Distribution fees payable – Class IB	5,251
Payable for Portfolio shares repurchased	920
Accrued expenses	45,024

Total liabilities	144,354

Commitments and contingent liabilities^
NET ASSETS	$38,010,252

Net assets were comprised of:
Paid in capital	$31,714,699
Total distributable earnings (loss)	6,295,553

Net assets	$38,010,252

Class IB
Net asset value, offering and redemption price per share, $24,878,211 / 2,044,382 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.17

Class K
Net asset value, offering and redemption price per share, $13,132,041 / 1,078,710 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.17

(x)	Includes value of securities on loan of $547,893.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends ($425,358 of dividend income received from affiliates)	$706,510
Interest	4,663
Securities lending (net)	3,370

Total income	714,543

EXPENSES
Custodian fees	55,200
Distribution fees - Class IB	52,400
Investment management fees	49,646
Professional fees	44,487
Administrative fees	41,319
Printing and mailing expenses	21,070
Trustees’ fees	1,109
Miscellaneous	4,799

Gross expenses	270,030
Less: Waiverfrom investment manager	(90,965)
Reimbursement from investment manager	(18,121)

Net expenses	160,944

NET INVESTMENT INCOME (LOSS)	553,599

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities ($104,704 realized gain (loss) from affiliates)	825,006
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	610,096

Net realized gain (loss)	1,435,102

Net change in unrealized appreciation (depreciation) on investments in securities ($2,013,087 of change in unrealized appreciation (depreciation) from affiliates)	2,581,190

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,016,292

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,569,891

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$553,599	$367,215
Net realized gain (loss)	1,435,102	506,768
Net change in unrealized appreciation (depreciation)	2,581,190	2,181,960

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,569,891	3,055,943

Distributions to shareholders:
Class IB	(978,782)	(197,004)
Class K	(550,522)	(155,433)

Total distributions to shareholders	(1,529,304)	(352,437)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 605,986 and 741,262 shares, respectively ]	7,078,553	8,003,191
Capital shares issued in reinvestment of dividends [ 80,205 and 17,689 shares, respectively ]	978,782	197,004
Capital shares repurchased [ (262,589) and (93,494) shares, respectively ]	(3,051,120)	(1,014,458)

Total Class IB transactions	5,006,215	7,185,737

Class K
Capital shares issued in reinvestment of dividends [ 45,072 and 13,955 shares, respectively ]	550,522	155,433

Total Class K transactions	550,522	155,433

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,556,737	7,341,170

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,597,324	10,044,676
NET ASSETS:
Beginning of year	29,412,928	19,368,252

End of year	$38,010,252	$29,412,928

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,						February 15, 2022* to December 31, 2022
	2025		2024		2023
Net asset value, beginning of period	$11.08		$9.81		$8.71		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.19		0.16		0.18		0.17
Net realized and unrealized gain (loss)	1.40		1.24		1.06		(1.36)

Total from investment operations	1.59		1.40		1.24		(1.19)

Less distributions:
Dividends from net investment income	(0.16)		(0.13)		(0.14)		(0.10)
Distributions from net realized gains	(0.34)		—		—		—

Total dividends and distributions	(0.50)		(0.13)		(0.14)		(0.10)

Net asset value, end of period	$12.17		$11.08		$9.81		$8.71

Total return (b)	14.37%		14.22%		14.23%		(11.95)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$24,878		$17,958		$9,368		$2,525
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.58	%(j)	0.59	%(j)	0.59	%(j)	0.57	%(j)
Before waivers and reimbursements (a)(f)	0.91%		0.96%		1.32%		2.43%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.61%		1.50%		1.95%		2.23	%(l)
Before waivers and reimbursements (a)(f)(x)	1.28%		1.13%		1.23%		0.36	%(l)
Portfolio turnover rate^	45%		20%		58%		47	%(z)

Class K	Year Ended December 31,						February 15, 2022* to December 31, 2022
	2025		2024		2023
Net asset value, beginning of period	$11.08		$9.81		$8.71		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.21		0.16		0.17		0.11
Net realized and unrealized gain (loss)	1.41		1.26		1.09		(1.28)

Total from investment operations	1.62		1.42		1.26		(1.17)

Less distributions:
Dividends from net investment income	(0.19)		(0.15)		(0.16)		(0.12)
Distributions from net realized gains	(0.34)		—		—		—

Total dividends and distributions	(0.53)		(0.15)		(0.16)		(0.12)

Net asset value, end of period	$12.17		$11.08		$9.81		$8.71

Total return (b)	14.63%		14.49%		14.49%		(11.75)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,132		$11,455		$10,000		$8,736
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.33	%(j)	0.34	%(j)	0.34	%(j)	0.31	%(j)
Before waivers and reimbursements (a)(f)	0.66%		0.72%		1.03%		1.98%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.78%		1.53%		1.80%		1.40	%(l)
Before waivers and reimbursements (a)(f)(x)	1.45%		1.15%		1.10%		(0.27	)%(l)
Portfolio turnover rate^	45%		20%		58%		47	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.15% for Class IB and 0.90% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (21.7%)
EQ/American Century Mid Cap Value Portfolio‡	12,861	$278,572
EQ/Emerging Markets Equity PLUS Portfolio‡	28,714	335,671
EQ/Equity 500 Index Portfolio‡	20,081	1,935,576
EQ/International Equity Index Portfolio‡	49,557	688,354
EQ/Janus Enterprise Portfolio*‡	14,726	331,042
EQ/MFS International Growth Portfolio‡	46,795	382,311
EQ/Small Company Index Portfolio‡	17,291	214,061
EQ/Value Equity Portfolio‡	10,059	241,313
Multimanager Aggressive Equity Portfolio‡	3,344	252,618

Total Equity		4,659,518

Fixed Income (78.3%)
1290 Diversified Bond Fund‡	390,334	3,255,387
1290 VT High Yield Bond Portfolio‡	240,530	2,191,232
EQ/Core Bond Index Portfolio‡	203,194	1,928,311
EQ/Core Plus Bond Portfolio‡	863,833	2,954,309
EQ/Long-Term Bond Portfolio‡	202,850	1,350,979
EQ/PIMCO Ultra Short Bond Portfolio‡	352,069	3,467,877
EQ/Quality Bond PLUS Portfolio‡	213,265	1,665,597

Total Fixed Income		16,813,692

Total Investments in Securities (100.0%) (Cost $21,922,196)		21,473,210
Other Assets Less Liabilities (0.0%)†		(6,814)

Net Assets (100%)		$21,466,396

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	12,861	345,168	40,686	(109,419)	37,576	(35,439)	278,572	4,760	19,351
EQ/Emerging Markets Equity PLUS Portfolio	28,714	454,906	27,924	(252,667)	33,443	72,065	335,671	7,361	—
EQ/Equity 500 Index Portfolio	20,081	2,520,053	282,148	(1,142,865)	666,118	(389,878)	1,935,576	17,891	50,586
EQ/International Equity Index Portfolio	49,557	801,803	71,910	(372,050)	88,854	97,837	688,354	24,257	—
EQ/Janus Enterprise Portfolio*	14,726	720,466	99,096	(504,055)	156,888	(141,353)	331,042	—	29,019
EQ/MFS International Growth Portfolio	46,795	489,647	60,244	(219,201)	33,247	18,374	382,311	4,388	32,017
EQ/Small Company Index Portfolio	17,291	356,201	24,241	(174,527)	(4,228)	12,374	214,061	2,199	7,003
EQ/Value Equity Portfolio	10,059	296,952	32,658	(107,921)	8,341	11,283	241,313	4,019	5,852
Multimanager Aggressive Equity Portfolio	3,344	331,362	95,460	(177,813)	60,632	(57,023)	252,618	1,114	40,020
Fixed Income
1290 Diversified Bond Fund	390,334	3,621,250	524,600	(995,851)	(9,339)	114,727	3,255,387	250,387	—
1290 VT High Yield Bond Portfolio	240,530	2,595,648	292,299	(776,153)	(48,722)	128,160	2,191,232	93,527	—
EQ/Core Bond Index Portfolio	203,194	2,077,032	360,125	(578,267)	5,079	64,342	1,928,311	62,155	—
EQ/Core Plus Bond Portfolio	863,833	3,337,477	417,039	(914,847)	(143,681)	258,321	2,954,309	153,065	—
EQ/Long-Term Bond Portfolio	202,850	1,690,707	122,390	(489,429)	(156,746)	184,057	1,350,979	60,072	—
EQ/PIMCO Ultra Short Bond Portfolio	352,069	3,225,435	1,246,635	(1,012,463)	687	7,583	3,467,877	149,983	—
EQ/Quality Bond PLUS Portfolio	213,265	1,926,950	212,631	(525,418)	(22,668)	74,102	1,665,597	60,974	—

Total		24,791,057	3,910,086	(8,352,946)	705,481	419,532	21,473,210	896,152	183,848

*	Non-income producing.

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$21,473,210	$—	$—	$21,473,210

Total Assets	$21,473,210	$—	$—	$21,473,210

Total Liabilities	$—	$—	$—	$—

Total	$21,473,210	$—	$—	$21,473,210

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,910,086
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$8,352,946

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,774,564
Aggregate gross unrealized depreciation	(3,292,688)

Net unrealized depreciation	$(518,124)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$21,991,334

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $21,922,196)	$21,473,210
Cash	33,338
Receivable from Adviser	13,584
Receivable for Portfolio shares sold	4,559
Dividends, interest and other receivables	76
Other assets	100

Total assets	21,524,867

LIABILITIES
Payable for Portfolio shares repurchased	4,542
Payable for securities purchased	3,205
Distribution fees payable – Class IB	3,051
Administrative fees payable	2,230
Accrued expenses	45,443

Total liabilities	58,471

Commitments and contingent liabilities^
NET ASSETS	$21,466,396

Net assets were comprised of:
Paid in capital	$21,811,412
Total distributable earnings (loss)	(345,016)

Net assets	$21,466,396

Class IB
Net asset value, offering and redemption price per share, $14,433,018 / 2,255,253 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.40

Class K
Net asset value, offering and redemption price per share, $7,033,378 / 1,099,838 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.39

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$896,152
Interest	1,070

Total income	897,222

EXPENSES
Custodian fees	92,300
Professional fees	44,472
Distribution fees – Class IB	37,601
Administrative fees	32,500
Investment management fees	22,987
Printing and mailing expenses	18,318
Trustees’ fees	839
Miscellaneous	820

Gross expenses	249,837
Less: Waiverfrom investment manager	(55,487)
Reimbursement from investment manager	(87,751)

Net expenses	106,599

NET INVESTMENT INCOME (LOSS)	790,623

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	705,481
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	183,848

Net realized gain (loss)	889,329

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	419,532

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,308,861

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,099,484

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$790,623	$881,860
Net realized gain (loss)	889,329	1,859,770
Net change in unrealized appreciation (depreciation)	419,532	(1,480,278)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,099,484	1,261,352

Distributions to shareholders:
Class IB	(1,287,830)	(1,560,348)
Class K	(646,864)	(982,381)

Total distributions to shareholders	(1,934,694)	(2,542,729)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 231,624 and 182,624 shares, respectively ]	1,530,904	1,294,500
Capital shares issued in reinvestment of dividends and distributions [ 198,676 and 240,496 shares, respectively ]	1,287,830	1,560,348
Capital shares repurchased [ (564,444) and (446,762) shares, respectively ]	(3,774,530)	(3,149,430)

Total Class IB transactions	(955,796)	(294,582)

Class K
Capital shares sold [ 0 and 4,952 shares, respectively ]	—	31,772
Capital shares issued in reinvestment of dividends and distributions [ 99,929 and 151,552 shares, respectively ]	646,864	982,381
Capital shares repurchased [ (479,289) and (305,921) shares, respectively ]	(3,168,965)	(2,128,675)

Total Class K transactions	(2,522,101)	(1,114,522)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,477,897)	(1,409,104)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,313,107)	(2,690,481)
NET ASSETS:
Beginning of year	24,779,503	27,469,984

End of year	$21,466,396	$24,779,503

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$6.41		$6.80		$6.66		$8.48		$8.95

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.23		0.23		0.15		0.12		0.09
Net realized and unrealized gain (loss)	0.38		0.09		0.50		(1.33)		0.46

Total from investment operations	0.61		0.32		0.65		(1.21)		0.55

Less distributions:
Dividends from net investment income	(0.26)		(0.25)		(0.17)		(0.14)		(0.16)
Distributions from net realized gains	(0.36)		(0.46)		(0.34)		(0.47)		(0.86)

Total dividends and distributions	(0.62)		(0.71)		(0.51)		(0.61)		(1.02)

Net asset value, end of year	$6.40		$6.41		$6.80		$6.66		$8.48

Total return	9.41%		4.77%		9.96%		(14.13)%		6.27%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$14,433		$15,309		$16,406		$17,497		$22,951
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.55	%(j)	0.55	%(j)	0.55	%(j)	0.55	%(j)	0.57	%(k)(o)
Before waivers and reimbursements (f)	1.18%		1.01%		1.04%		0.85%		0.77%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	3.43%		3.28%		2.21%		1.64%		0.95%
Before waivers and reimbursements (f)(x)	2.80%		2.82%		1.71%		1.34%		0.75%
Portfolio turnover rate^	17%		15%		12%		14%		33%

Class K	Year Ended December 31,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$6.40		$6.79		$6.65		$8.47		$8.94

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.23		0.24		0.16		0.13		0.12
Net realized and unrealized gain (loss)	0.39		0.10		0.51		(1.32)		0.45

Total from investment operations	0.62		0.34		0.67		(1.19)		0.57

Less distributions:
Dividends from net investment income	(0.27)		(0.27)		(0.19)		(0.16)		(0.18)
Distributions from net realized gains	(0.36)		(0.46)		(0.34)		(0.47)		(0.86)

Total dividends and distributions	(0.63)		(0.73)		(0.53)		(0.63)		(1.04)

Net asset value, end of year	$6.39		$6.40		$6.79		$6.65		$8.47

Total return	9.69%		5.02%		10.23%		(13.93)%		6.54%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$7,033		$9,470		$11,064		$13,861		$19,573
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.30	%(j)	0.30	%(j)	0.30	%(j)	0.30	%(j)	0.32	%(k)(o)
Before waivers and reimbursements (f)	0.92%		0.76%		0.79%		0.60%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	3.46%		3.47%		2.35%		1.76%		1.30%
Before waivers and reimbursements (f)(x)	2.84%		3.01%		1.86%		1.46%		1.09%
Portfolio turnover rate^	17%		15%		12%		14%		33%

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class IB and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class IB and 0.87% for Class K.
(o)	Includes extraordinary expenses of 0.02% and 0.02% for Class IB and Class K, respectively.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (51.5%)
EQ/American Century Mid Cap Value Portfolio‡	130,003	$2,815,863
EQ/Emerging Markets Equity PLUS Portfolio‡	435,393	5,089,747
EQ/Equity 500 Index Portfolio‡	323,255	31,158,593
EQ/International Equity Index Portfolio‡	773,144	10,738,971
EQ/Janus Enterprise Portfolio*‡	155,860	3,503,734
EQ/MFS International Growth Portfolio‡	733,527	5,992,914
EQ/Small Company Index Portfolio‡	547,765	6,781,327
EQ/Value Equity Portfolio‡	90,934	2,181,512
Multimanager Aggressive Equity Portfolio‡	26,596	2,009,051

Total Equity		70,271,712

Fixed Income (48.6%)
1290 Diversified Bond Fund‡	1,497,752	12,491,255
1290 VT High Yield Bond Portfolio‡	1,067,157	9,721,803
EQ/Core Bond Index Portfolio‡	711,048	6,747,848
EQ/Core Plus Bond Portfolio‡	3,523,720	12,051,123
EQ/Long-Term Bond Portfolio‡	963,185	6,414,815
EQ/PIMCO Ultra Short Bond Portfolio‡	1,242,369	12,237,338
EQ/Quality Bond PLUS Portfolio‡	854,364	6,672,584

Total Fixed Income		66,336,766

Total Investments in Securities (100.1%) (Cost $108,130,577)		136,608,478
Other Assets Less Liabilities (-0.1%)		(201,602)

Net Assets (100%)		$136,406,876

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	130,003	3,098,632	597,313	(893,728)	75,305	(61,659)	2,815,863	47,899	194,451
EQ/Emerging Markets Equity PLUS Portfolio	435,393	4,978,191	272,029	(1,501,609)	60,034	1,281,102	5,089,747	112,286	—
EQ/Equity 500 Index Portfolio	323,255	33,025,726	3,927,621	(9,924,505)	4,514,291	(384,540)	31,158,593	284,399	802,091
EQ/International Equity Index Portfolio	773,144	10,334,640	824,531	(2,969,828)	666,125	1,883,503	10,738,971	377,488	—
EQ/Janus Enterprise Portfolio*	155,860	4,943,292	830,844	(2,365,846)	285,928	(190,484)	3,503,734	—	294,570
EQ/MFS International Growth Portfolio	733,527	6,403,191	770,452	(1,835,337)	131,721	522,887	5,992,914	68,615	493,225
EQ/Small Company Index Portfolio	547,765	7,963,949	527,831	(2,139,828)	39,446	389,929	6,781,327	69,557	221,244
EQ/Value Equity Portfolio	90,934	2,200,892	315,118	(494,999)	30,047	130,454	2,181,512	36,274	52,753
Multimanager Aggressive Equity Portfolio	26,596	1,971,375	684,467	(676,949)	94,225	(64,067)	2,009,051	8,834	315,566
Fixed Income
1290 Diversified Bond Fund	1,497,752	11,598,248	2,839,217	(2,291,756)	1,191	344,355	12,491,255	892,109	—
1290 VT High Yield Bond Portfolio	1,067,157	9,906,093	1,710,814	(2,186,015)	11,371	279,540	9,721,803	413,264	—
EQ/Core Bond Index Portfolio	711,048	8,198,331	1,026,659	(2,709,660)	(7,614)	240,132	6,747,848	216,968	—
EQ/Core Plus Bond Portfolio	3,523,720	11,172,627	2,842,726	(2,306,439)	10,220	331,989	12,051,123	623,123	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Long-Term Bond Portfolio	963,185	6,337,177	1,421,216	(1,453,050)	(124,923)	234,395	6,414,815	280,161	—
EQ/PIMCO Ultra Short Bond Portfolio	1,242,369	10,782,578	3,491,654	(2,038,896)	994	1,008	12,237,338	519,325	—
EQ/Quality Bond PLUS Portfolio	854,364	7,036,607	1,253,329	(1,789,660)	(69,254)	241,562	6,672,584	243,638	—

Total		139,951,549	23,335,821	(37,578,105)	5,719,107	5,180,106	136,608,478	4,193,940	2,373,900

*	Non-income producing.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$136,608,478	$—	$—	$136,608,478

Total Assets	$136,608,478	$—	$—	$136,608,478

Total Liabilities	$—	$—	$—	$—

Total	$136,608,478	$—	$—	$136,608,478

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$23,335,821
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$37,578,105

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,668,302
Aggregate gross unrealized depreciation	(10,355,109)

Net unrealized appreciation	$28,313,193

Federal income tax cost of investments in securities and derivative instruments, if applicable	$108,295,285

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $108,130,577)	$136,608,478
Cash	93,442
Receivable for Portfolio shares sold	28,852
Receivable from Adviser	10,740
Dividends, interest and other receivables	168
Other assets	583

Total assets	136,742,263

LIABILITIES
Payable for Portfolio shares repurchased	208,484
Distribution fees payable – Class IB	23,989
Investment management fees payable	20,562
Payable for securities purchased	17,508
Administrative fees payable	14,303
Accrued expenses	50,541

Total liabilities	335,387

Commitments and contingent liabilities^
NET ASSETS	$136,406,876

Net assets were comprised of:
Paid in capital	$106,204,176
Total distributable earnings (loss)	30,202,700

Net assets	$136,406,876

Class IB
Net asset value, offering and redemption price per share, $113,323,908 / 10,832,052 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.46

Class K
Net asset value, offering and redemption price per share, $23,082,968 / 2,206,054 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.46

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$4,193,940
Interest	2,080

Total income	4,196,020

EXPENSES
Distribution fees – Class IB	281,702
Administrative fees	169,523
Investment management fees	135,764
Custodian fees	100,100
Professional fees	48,754
Printing and mailing expenses	19,884
Trustees’ fees	4,675
Miscellaneous	4,689

Gross expenses	765,091
Less: Waiver from investment manager	(39,788)

Net expenses	725,303

NET INVESTMENT INCOME (LOSS)	3,470,717

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	5,719,107
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	2,373,900

Net realized gain (loss)	8,093,007

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	5,180,106

NET REALIZED AND UNREALIZED GAIN (LOSS)	13,273,113

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,743,830

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,470,717	$3,417,233
Net realized gain (loss)	8,093,007	12,027,061
Net change in unrealized appreciation (depreciation)	5,180,106	(2,991,960)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	16,743,830	12,452,334

Distributions to shareholders:
Class IB	(10,915,847)	(10,977,446)
Class K	(2,273,418)	(2,294,081)

Total distributions to shareholders	(13,189,265)	(13,271,527)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,000,433 and 1,017,935 shares, respectively ]	10,697,791	11,067,148
Capital shares issued in reinvestment of dividends and distributions [ 1,028,155 and 1,060,453 shares, respectively ]	10,915,847	10,977,446
Capital shares repurchased [ (2,565,243) and (2,247,298) shares, respectively ]	(27,362,782)	(24,583,348)

Total Class IB transactions	(5,749,144)	(2,538,754)

Class K
Capital shares issued in reinvestment of dividends and distributions [ 214,106 and 221,659 shares, respectively ]	2,273,418	2,294,081
Capital shares repurchased [ (331,766) and (543,268) shares ]	(3,523,274)	(6,021,201)

Total Class K transactions	(1,249,856)	(3,727,120)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,999,000)	(6,265,874)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,444,435)	(7,085,067)
NET ASSETS:
Beginning of year	139,851,311	146,936,378

End of year	$136,406,876	$139,851,311

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$10.21		$10.36		$9.62		$12.50		$12.28

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.27		0.25		0.18		0.16		0.13
Net realized and unrealized gain (loss)	1.06		0.65		1.10		(2.07)		1.18

Total from investment operations	1.33		0.90		1.28		(1.91)		1.31

Less distributions:
Dividends from net investment income	(0.30)		(0.28)		(0.20)		(0.17)		(0.24)
Distributions from net realized gains	(0.78)		(0.77)		(0.34)		(0.80)		(0.85)

Total dividends and distributions	(1.08)		(1.05)		(0.54)		(0.97)		(1.09)

Net asset value, end of year	$10.46		$10.21		$10.36		$9.62		$12.50

Total return	13.12%		8.65%		13.58%		(15.23)%		10.80%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$113,324		$116,118		$119,533		$112,328		$138,483
Ratio of expenses to average net assets:
After waivers (f)	0.58	%(j)	0.58	%(j)	0.57	%(j)	0.57	%(j)	0.56	%(k)
Before waivers (f)	0.61%		0.59%		0.62%		0.58%		0.56%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	2.52%		2.33%		1.82%		1.46%		1.00%
Before waivers (f)(x)	2.49%		2.31%		1.78%		1.46%		1.00%
Portfolio turnover rate^	17%		17%		11%		15%		30%

Class K	Year Ended December 31,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$10.21		$10.36		$9.61		$12.49		$12.28

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.30		0.26		0.20		0.17		0.15
Net realized and unrealized gain (loss)	1.06		0.67		1.12		(2.05)		1.19

Total from investment operations	1.36		0.93		1.32		(1.88)		1.34

Less distributions:
Dividends from net investment income	(0.33)		(0.31)		(0.23)		(0.20)		(0.28)
Distributions from net realized gains	(0.78)		(0.77)		(0.34)		(0.80)		(0.85)

Total dividends and distributions	(1.11)		(1.08)		(0.57)		(1.00)		(1.13)

Net asset value, end of year	$10.46		$10.21		$10.36		$9.61		$12.49

Total return	13.38%		8.92%		13.97%		(15.03)%		10.98%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$23,083		$23,734		$27,404		$28,738		$43,095
Ratio of expenses to average net assets:
After waivers (f)	0.33	%(j)	0.33	%(j)	0.32	%(j)	0.32	%(j)	0.31	%(k)
Before waivers (f)	0.36%		0.34%		0.37%		0.33%		0.31%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	2.76%		2.42%		1.98%		1.57%		1.15%
Before waivers (f)(x)	2.73%		2.41%		1.94%		1.56%		1.15%
Portfolio turnover rate^	17%		17%		11%		15%		30%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.08% for Class IB and 0.83% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (71.2%)
EQ/American Century Mid Cap Value Portfolio‡	186,795	$4,045,976
EQ/Emerging Markets Equity PLUS Portfolio‡	1,307,510	15,284,792
EQ/Equity 500 Index Portfolio‡	1,000,135	96,402,984
EQ/International Equity Index Portfolio‡	2,368,485	32,898,254
EQ/Janus Enterprise Portfolio*‡	281,640	6,331,276
EQ/MFS International Growth Portfolio‡	2,203,442	18,002,118
EQ/Small Company Index Portfolio‡	2,081,935	25,774,358
EQ/Value Equity Portfolio‡	281,614	6,755,921
Multimanager Aggressive Equity Portfolio‡	55,529	4,194,645

Total Equity		209,690,324

Fixed Income (28.8%)
1290 Diversified Bond Fund‡	1,605,480	13,389,702
1290 VT High Yield Bond Portfolio‡	1,628,704	14,837,494
EQ/Core Bond Index Portfolio‡	989,597	9,391,279
EQ/Core Plus Bond Portfolio‡	4,438,114	15,178,349
EQ/Long-Term Bond Portfolio‡	1,559,231	10,384,476
EQ/PIMCO Ultra Short Bond Portfolio‡	1,299,365	12,798,744
EQ/Quality Bond PLUS Portfolio‡	1,146,246	8,952,185

Total Fixed Income		84,932,229

Total Investments in Securities (100.0%) (Cost $204,351,249)		294,622,553
Other Assets Less Liabilities (0.0%)†		(13,232)

Net Assets (100%)		$294,609,321

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	186,795	4,150,849	732,388	(823,597)	(1,075)	(12,589)	4,045,976	68,189	276,446
EQ/Emerging Markets Equity PLUS Portfolio	1,307,510	12,157,818	1,165,642	(1,693,582)	4,912	3,650,002	15,284,792	334,154	—
EQ/Equity 500 Index Portfolio	1,000,135	85,294,493	11,980,278	(12,711,675)	841,706	10,998,182	96,402,984	870,121	2,453,309
EQ/International Equity Index Portfolio	2,368,485	26,093,636	3,003,310	(3,175,518)	218,488	6,758,338	32,898,254	1,150,716	—
EQ/Janus Enterprise Portfolio*	281,640	5,931,643	1,414,843	(1,038,597)	(701)	24,088	6,331,276	—	512,090
EQ/MFS International Growth Portfolio	2,203,442	15,697,959	2,818,498	(2,115,252)	4,356	1,596,557	18,002,118	205,023	1,465,307
EQ/Small Company Index Portfolio	2,081,935	22,969,647	3,119,407	(2,217,771)	4,001	1,899,074	25,774,358	263,161	835,512
EQ/Value Equity Portfolio	281,614	5,555,860	1,107,052	(338,058)	(707)	431,774	6,755,921	111,885	162,506
Multimanager Aggressive Equity Portfolio	55,529	3,584,896	1,191,980	(554,203)	(5,083)	(22,945)	4,194,645	18,349	653,122
Fixed Income
1290 Diversified Bond Fund	1,605,480	10,669,393	3,517,098	(1,107,732)	56	310,887	13,389,702	886,502	—
1290 VT High Yield Bond Portfolio	1,628,704	12,470,505	3,547,506	(1,535,198)	(4,172)	358,853	14,837,494	625,743	—
EQ/Core Bond Index Portfolio	989,597	9,056,437	2,082,525	(2,015,334)	(77)	267,728	9,391,279	300,431	—
EQ/Core Plus Bond Portfolio	4,438,114	11,897,301	4,218,726	(1,277,003)	2,447	336,878	15,178,349	779,956	—
EQ/Long-Term Bond Portfolio	1,559,231	8,349,960	2,777,378	(874,954)	(2,337)	134,429	10,384,476	448,750	—
EQ/PIMCO Ultra Short Bond Portfolio	1,299,365	9,891,868	3,770,493	(838,112)	773	(26,278)	12,798,744	541,430	—
EQ/Quality Bond PLUS Portfolio	1,146,246	7,879,528	2,368,409	(1,476,601)	11,423	169,426	8,952,185	319,398	—

Total		251,651,793	48,815,533	(33,793,187)	1,074,010	26,874,404	294,622,553	6,923,808	6,358,292

*	Non-income producing.

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$294,622,553	$—	$—	$294,622,553

Total Assets	$294,622,553	$—	$—	$294,622,553

Total Liabilities	$—	$—	$—	$—

Total	$294,622,553	$—	$—	$294,622,553

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$48,815,533
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$33,793,187

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$98,524,627
Aggregate gross unrealized depreciation	(8,487,243)

Net unrealized appreciation	$90,037,384

Federal income tax cost of investments in securities and derivative instruments, if applicable	$204,585,169

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $204,351,249)	$294,622,553
Cash	105,522
Receivable for Portfolio shares sold	176,090
Dividends, interest and other receivables	246
Other assets	1,110

Total assets	294,905,521

LIABILITIES
Payable for Portfolio shares repurchased	82,708
Distribution fees payable – Class IB	58,488
Payable for securities purchased	43,527
Administrative fees payable	30,800
Investment management fees payable	24,871
Accrued expenses	55,806

Total liabilities	296,200

Commitments and contingent liabilities^
NET ASSETS	$294,609,321

Net assets were comprised of:
Paid in capital	$200,043,748
Total distributable earnings (loss)	94,565,573

Net assets	$294,609,321

Class IB
Net asset value, offering and redemption price per share, $277,218,721 / 17,715,261 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.65

Class K
Net asset value, offering and redemption price per share, $17,390,600 / 1,110,641 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.66

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$6,923,808
Interest	7,596

Total income	6,931,404

EXPENSES
Distribution fees – Class IB	634,244
Administrative fees	338,575
Investment management fees	271,159
Custodian fees	97,850
Professional fees	51,499
Printing and mailing expenses	26,263
Trustees’ fees	9,023
Miscellaneous	7,393

Total expenses	1,436,006

NET INVESTMENT INCOME (LOSS)	5,495,398

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	1,074,010
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	6,358,292

Net realized gain (loss)	7,432,302

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	26,874,404

NET REALIZED AND UNREALIZED GAIN (LOSS)	34,306,706

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,802,104

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,495,398	$4,718,877
Net realized gain (loss)	7,432,302	10,187,610
Net change in unrealized appreciation (depreciation)	26,874,404	11,249,248

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	39,802,104	26,155,735

Distributions to shareholders:
Class IB	(13,170,655)	(10,020,281)
Class K	(871,419)	(806,008)

Total distributions to shareholders	(14,042,074)	(10,826,289)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,011,339 and 1,949,528 shares, respectively ]	30,216,559	27,657,033
Capital shares issued in reinvestment of dividends and distributions [ 837,222 and 698,311 shares, respectively ]	13,170,655	10,020,281
Capital shares repurchased [ (1,724,508) and (1,523,660) shares, respectively ]	(25,780,514)	(21,768,421)

Total Class IB transactions	17,606,700	15,908,893

Class K
Capital shares issued in reinvestment of dividends and distributions [ 55,335 and 56,141 shares, respectively ]	871,419	806,008
Capital shares repurchased [ (192,317) and (257,128) shares ]	(2,924,716)	(3,727,397)

Total Class K transactions	(2,053,297)	(2,921,389)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	15,553,403	12,987,504

TOTAL INCREASE (DECREASE) IN NET ASSETS	41,313,433	28,316,950
NET ASSETS:
Beginning of year	253,295,888	224,978,938

End of year	$294,609,321	$253,295,888

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025		2024		2023		2022		2021
Net asset value, beginning of year	$14.20		$13.30		$11.80		$14.90		$13.71

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.30		0.28		0.21		0.17		0.14
Net realized and unrealized gain (loss)	1.92		1.25		1.72		(2.62)		1.78

Total from investment operations	2.22		1.53		1.93		(2.45)		1.92

Less distributions:
Dividends from net investment income	(0.33)		(0.29)		(0.22)		(0.17)		(0.27)
Distributions from net realized gains	(0.44)		(0.34)		(0.21)		(0.48)		(0.46)

Total dividends and distributions	(0.77)		(0.63)		(0.43)		(0.65)		(0.73)

Net asset value, end of year	$15.65		$14.20		$13.30		$11.80		$14.90

Total return	15.70%		11.49%		16.56%		(16.32)%		14.10%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$277,219		$235,575		$205,708		$167,325		$188,064
Ratio of expenses to average net assets (f)	0.55	%(j)	0.55	%(j)	0.59	%(k)	0.56	%(o)	0.55	%(m)
Ratio of net investment income (loss) to average net assets (f)(x)	2.02%		1.93%		1.63%		1.35%		0.97%
Portfolio turnover rate^	12%		13%		8%		10%		20%

	Year Ended December 31,
Class K	2025		2024		2023		2022		2021
Net asset value, beginning of year	$14.20		$13.30		$11.80		$14.90		$13.71

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.31		0.29		0.22		0.18		0.17
Net realized and unrealized gain (loss)	1.96		1.28		1.74		(2.59)		1.79

Total from investment operations	2.27		1.57		1.96		(2.41)		1.96

Less distributions:
Dividends from net investment income	(0.37)		(0.33)		(0.25)		(0.21)		(0.31)
Distributions from net realized gains	(0.44)		(0.34)		(0.21)		(0.48)		(0.46)

Total dividends and distributions	(0.81)		(0.67)		(0.46)		(0.69)		(0.77)

Net asset value, end of year	$15.66		$14.20		$13.30		$11.80		$14.90

Total return	16.03%		11.76%		16.83%		(16.10)%		14.38%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$17,391		$17,721		$19,271		$18,983		$27,388
Ratio of expenses to average net assets (f)	0.30	%(j)	0.30	%(j)	0.34	%(k)	0.31	%(o)	0.30	%(m)
Ratio of net investment income (loss) to average net assets (f)(x)	2.09%		2.00%		1.72%		1.42%		1.12%
Portfolio turnover rate^	12%		13%		8%		10%		20%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.04% for Class IB and 0.79% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.09% for Class IB and 0.84% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.05% for Class IB and 0.80% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.03% for Class IB and 0.78% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (81.3%)
EQ/American Century Mid Cap Value Portfolio‡	233,807	$5,064,262
EQ/Emerging Markets Equity PLUS Portfolio‡	1,409,189	16,473,423
EQ/Equity 500 Index Portfolio‡	1,098,288	105,864,008
EQ/International Equity Index Portfolio‡	2,616,188	36,338,847
EQ/Janus Enterprise Portfolio*‡	217,495	4,889,287
EQ/MFS International Growth Portfolio‡	2,361,485	19,293,336
EQ/Small Company Index Portfolio‡	2,299,486	28,467,637
EQ/Value Equity Portfolio‡	338,955	8,131,523
Multimanager Aggressive Equity Portfolio‡	48,450	3,659,893

Total Equity		228,182,216

Fixed Income (18.8%)
1290 Diversified Bond Fund‡	875,013	7,297,604
1290 VT High Yield Bond Portfolio‡	930,391	8,475,865
EQ/Core Bond Index Portfolio‡	803,704	7,627,146
EQ/Core Plus Bond Portfolio‡	2,720,077	9,302,663
EQ/Long-Term Bond Portfolio‡	1,084,530	7,222,967
EQ/PIMCO Ultra Short Bond Portfolio‡	737,459	7,263,967
EQ/Quality Bond PLUS Portfolio‡	713,578	5,573,041

Total Fixed Income		52,763,253

Total Investments in Securities (100.1%) (Cost $187,999,946)		280,945,469
Other Assets Less Liabilities (-0.1%)		(193,167)

Net Assets (100%)		$280,752,302

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	233,807	4,880,008	669,598	(470,074)	(418)	(14,852)	5,064,262	85,748	347,487
EQ/Emerging Markets Equity PLUS Portfolio	1,409,189	12,962,231	969,128	(1,318,703)	3,826	3,856,941	16,473,423	359,784	—
EQ/Equity 500 Index Portfolio	1,098,288	94,600,579	9,987,323	(11,530,803)	781,151	12,025,758	105,864,008	955,568	2,691,031
EQ/International Equity Index Portfolio	2,616,188	29,021,659	2,666,552	(3,023,736)	146,374	7,527,998	36,338,847	1,274,391	—
EQ/Janus Enterprise Portfolio*	217,495	4,796,047	682,666	(570,074)	(2,078)	(17,274)	4,889,287	—	396,302
EQ/MFS International Growth Portfolio	2,361,485	16,334,067	2,628,388	(1,297,710)	43	1,628,548	19,293,336	220,374	1,573,150
EQ/Small Company Index Portfolio	2,299,486	27,063,243	2,391,578	(2,923,139)	5,527	1,930,428	28,467,637	291,408	924,846
EQ/Value Equity Portfolio	338,955	7,063,962	1,029,982	(474,578)	154	512,003	8,131,523	134,929	195,929
Multimanager Aggressive Equity Portfolio	48,450	3,308,716	908,819	(519,196)	(7,190)	(31,256)	3,659,893	16,053	570,974
Fixed Income
1290 Diversified Bond Fund	875,013	6,132,513	1,821,910	(827,326)	(138)	170,645	7,297,604	484,183	—
1290 VT High Yield Bond Portfolio	930,391	7,314,321	1,821,982	(863,511)	(1,818)	204,891	8,475,865	358,699	—
EQ/Core Bond Index Portfolio	803,704	6,274,495	1,987,430	(827,326)	(502)	193,049	7,627,146	244,687	—
EQ/Core Plus Bond Portfolio	2,720,077	7,407,754	2,661,114	(966,711)	1,773	198,733	9,302,663	480,308	—
EQ/Long-Term Bond Portfolio	1,084,530	6,120,894	1,791,187	(789,460)	(1,702)	102,048	7,222,967	311,762	—
EQ/PIMCO Ultra Short Bond Portfolio	737,459	5,631,399	2,288,139	(636,566)	509	(19,514)	7,263,967	305,268	—
EQ/Quality Bond PLUS Portfolio	713,578	4,493,471	1,541,752	(561,448)	1,650	97,616	5,573,041	198,579	—

Total		243,405,359	35,847,548	(27,600,361)	927,161	28,365,762	280,945,469	5,721,741	6,699,719

*	Non-income producing.

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$280,945,469	$—	$—	$280,945,469

Total Assets	$280,945,469	$—	$—	$280,945,469

Total Liabilities	$—	$—	$—	$—

Total	$280,945,469	$—	$—	$280,945,469

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$35,847,548
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$27,600,361

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$97,272,027
Aggregate gross unrealized depreciation	(4,443,370)

Net unrealized appreciation	$92,828,657

Federal income tax cost of investments in securities and derivative instruments, if applicable	$188,116,812

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $187,999,946)	$280,945,469
Cash	85,003
Receivable for Portfolio shares sold	140,619
Dividends, interest and other receivables	391
Other assets	1,044

Total assets	281,172,526

LIABILITIES
Payable for Portfolio shares repurchased	218,138
Distribution fees payable – Class IB	57,605
Payable for securities purchased	38,155
Administrative fees payable	29,439
Investment management fees payable	23,773
Accrued expenses	53,114

Total liabilities	420,224

Commitments and contingent liabilities^
NET ASSETS	$280,752,302

Net assets were comprised of:
Paid in capital	$183,246,435
Total distributable earnings (loss)	97,505,867

Net assets	$280,752,302

Class IB
Net asset value, offering and redemption price per share, $272,295,150 / 15,805,729 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.23

Class K
Net asset value, offering and redemption price per share, $8,457,152 / 490,879 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.23

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$5,721,741
Interest	4,067

Total income	5,725,808

EXPENSES
Distribution fees – Class IB	621,836
Administrative fees	321,597
Investment management fees	257,571
Custodian fees	98,350
Professional fees	53,459
Printing and mailing expenses	25,559
Trustees’ fees	8,593
Miscellaneous	6,342

Total expenses	1,393,307

NET INVESTMENT INCOME (LOSS)	4,332,501

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	927,161
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	6,699,719

Net realized gain (loss)	7,626,880

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	28,365,762

NET REALIZED AND UNREALIZED GAIN (LOSS)	35,992,642

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,325,143

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,332,501	$3,782,173
Net realized gain (loss)	7,626,880	7,757,156
Net change in unrealized appreciation (depreciation)	28,365,762	15,857,364

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	40,325,143	27,396,693

Distributions to shareholders:
Class IB	(11,838,588)	(7,783,630)
Class K	(406,763)	(357,735)

Total distributions to shareholders	(12,245,351)	(8,141,365)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,399,165 and 1,648,448 shares, respectively ]	22,866,941	25,074,973
Capital shares issued in reinvestment of dividends and distributions [ 684,698 and 499,258 shares, respectively ]	11,838,588	7,783,630
Capital shares repurchased [ (1,414,327) and (878,316) shares, respectively ]	(22,940,034)	(13,475,074)

Total Class IB transactions	11,765,495	19,383,529

Class K
Capital shares issued in reinvestment of dividends and distributions [ 23,510 and 22,947 shares, respectively ]	406,763	357,735
Capital shares repurchased [ (174,248) and (132,688) shares ]	(2,814,931)	(2,059,659)

Total Class K transactions	(2,408,168)	(1,701,924)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	9,357,327	17,681,605

TOTAL INCREASE (DECREASE) IN NET ASSETS	37,437,119	36,936,933
NET ASSETS:
Beginning of year	243,315,183	206,378,250

End of year	$280,752,302	$243,315,183

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025		2024		2023		2022		2021
Net asset value, beginning of year	$15.42		$14.12		$12.35		$15.64		$14.03

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.28		0.25		0.19		0.17		0.14
Net realized and unrealized gain (loss)	2.31		1.58		2.02		(2.80)		2.13

Total from investment operations	2.59		1.83		2.21		(2.63)		2.27

Less distributions:
Dividends from net investment income	(0.31)		(0.27)		(0.21)		(0.17)		(0.29)
Distributions from net realized gains	(0.47)		(0.26)		(0.23)		(0.49)		(0.37)

Total dividends and distributions	(0.78)		(0.53)		(0.44)		(0.66)		(0.66)

Net asset value, end of year	$17.23		$15.42		$14.12		$12.35		$15.64

Total return	16.81%		12.95%		18.11%		(16.73)%		16.29%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$272,295		$233,422		$195,773		$158,103		$178,632
Ratio of expenses to average net assets (f)	0.55	%(j)	0.55	%(j)	0.60	%(k)	0.57	%(o)	0.56	%(j)
Ratio of net investment income (loss) to average net assets (f)(x)	1.68%		1.65%		1.43%		1.23%		0.93%
Portfolio turnover rate^	11%		10%		8%		7%		10%

	Year Ended December 31,
Class K	2025		2024		2023		2022		2021
Net asset value, beginning of year	$15.42		$14.11		$12.34		$15.64		$14.02

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.28		0.25		0.21		0.18		0.17
Net realized and unrealized gain (loss)	2.35		1.63		2.03		(2.79)		2.15

Total from investment operations	2.63		1.88		2.24		(2.61)		2.32

Less distributions:
Dividends from net investment income	(0.35)		(0.31)		(0.24)		(0.20)		(0.33)
Distributions from net realized gains	(0.47)		(0.26)		(0.23)		(0.49)		(0.37)

Total dividends and distributions	(0.82)		(0.57)		(0.47)		(0.69)		(0.70)

Net asset value, end of year	$17.23		$15.42		$14.11		$12.34		$15.64

Total return	17.08%		13.30%		18.40%		(16.58)%		16.65%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$8,457		$9,893		$10,605		$10,127		$14,021
Ratio of expenses to average net assets (f)	0.30	%(j)	0.30	%(j)	0.35	%(k)	0.32	%(o)	0.31	%(j)
Ratio of net investment income (loss) to average net assets (f)(x)	1.71%		1.66%		1.55%		1.31%		1.12%
Portfolio turnover rate^	11%		10%		8%		7%		10%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.03% for Class IB and 0.78% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.08% for Class IB and 0.83% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.04% for Class IB and 0.79% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (91.2%)
EQ/American Century Mid Cap Value Portfolio‡	99,436	$2,153,787
EQ/Emerging Markets Equity PLUS Portfolio‡	844,354	9,870,499
EQ/Equity 500 Index Portfolio‡	700,087	67,481,351
EQ/International Equity Index Portfolio‡	1,691,524	23,495,272
EQ/Janus Enterprise Portfolio*‡	84,711	1,904,301
EQ/MFS International Growth Portfolio‡	1,746,659	14,270,204
EQ/Small Company Index Portfolio‡	1,581,061	19,573,538
EQ/Value Equity Portfolio‡	278,941	6,691,794
Multimanager Aggressive Equity Portfolio‡	42,977	3,246,462

Total Equity		148,687,208

Fixed Income (8.8%)
1290 Diversified Bond Fund‡	200,093	1,668,777
1290 VT High Yield Bond Portfolio‡	348,572	3,175,495
EQ/Core Bond Index Portfolio‡	158,907	1,508,032
EQ/Core Plus Bond Portfolio‡	740,211	2,531,522

EQ/Long-Term Bond Portfolio‡	345,231	2,299,236
EQ/PIMCO Ultra Short Bond Portfolio‡	161,174	1,587,568
EQ/Quality Bond PLUS Portfolio‡	191,020	1,491,869

Total Fixed Income		14,262,499

Total Investments in Securities (100.0%) (Cost $124,320,914)		162,949,707
Other Assets Less Liabilities (0.0%)†		11,707

Net Assets (100%)		$162,961,414

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	99,436	1,769,046	460,942	(61,191)	9	(15,019)	2,153,787	36,181	146,253
EQ/Emerging Markets Equity PLUS Portfolio	844,354	7,277,257	1,083,732	(781,480)	1,301	2,289,689	9,870,499	215,681	—
EQ/Equity 500 Index Portfolio	700,087	54,217,584	8,127,942	(2,454,146)	(4,212)	7,594,183	67,481,351	605,238	1,696,232
EQ/International Equity Index Portfolio	1,691,524	16,498,915	2,828,237	(442,175)	434	4,609,861	23,495,272	821,755	—
EQ/Janus Enterprise Portfolio*	84,711	1,547,719	431,403	(61,191)	(8)	(13,622)	1,904,301	—	152,894
EQ/MFS International Growth Portfolio	1,746,659	11,270,988	2,556,635	(683,400)	(97)	1,126,078	14,270,204	162,602	1,153,831
EQ/Small Company Index Portfolio	1,581,061	16,446,699	2,549,664	(804,018)	227	1,380,966	19,573,538	199,916	633,212
EQ/Value Equity Portfolio	278,941	5,510,436	951,853	(150,024)	31	379,498	6,691,794	110,704	160,378
Multimanager Aggressive Equity Portfolio	42,977	2,698,222	768,847	(160,272)	53	(60,388)	3,246,462	14,214	503,823
Fixed Income
1290 Diversified Bond Fund	200,093	1,269,002	392,159	(31,524)	7	39,133	1,668,777	108,863	—
1290 VT High Yield Bond Portfolio	348,572	2,325,339	843,926	(58,232)	(4)	64,466	3,175,495	134,266	—
EQ/Core Bond Index Portfolio	158,907	1,147,112	354,569	(26,648)	—	32,999	1,508,032	48,229	—
EQ/Core Plus Bond Portfolio	740,211	1,588,011	955,233	(45,399)	—	33,677	2,531,522	128,384	—
EQ/Long-Term Bond Portfolio	345,231	1,570,370	761,007	(45,399)	(8)	13,266	2,299,236	99,159	—
EQ/PIMCO Ultra Short Bond Portfolio	161,174	967,564	657,338	(26,648)	4	(10,690)	1,587,568	65,999	—
EQ/Quality Bond PLUS Portfolio	191,020	940,125	560,473	(26,648)	(4)	17,923	1,491,869	54,133	—

Total		127,044,389	24,283,960	(5,858,395)	(2,267)	17,482,020	162,949,707	2,805,324	4,446,623

*	Non-income producing.

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$162,949,707	$—	$—	$162,949,707

Total Assets	$162,949,707	$—	$—	$162,949,707

Total Liabilities	$—	$—	$—	$—

Total	$162,949,707	$—	$—	$162,949,707

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$24,283,960
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,858,395

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,218,895
Aggregate gross unrealized depreciation	(687,267)

Net unrealized appreciation	$38,531,628

Federal income tax cost of investments in securities and derivative instruments, if applicable	$124,418,079

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $124,320,914)	$162,949,707
Cash	134,440
Receivable for Portfolio shares sold	136,063
Dividends, interest and other receivables	175
Other assets	1,814

Total assets	163,222,199

LIABILITIES
Payable for securities purchased	127,339
Distribution fees payable – Class IB	34,360
Investment management fees payable	32,413
Administrative fees payable	17,045
Payable for Portfolio shares repurchased	351
Accrued expenses	49,277

Total liabilities	260,785

Commitments and contingent liabilities^
NET ASSETS	$162,961,414

Net assets were comprised of:
Paid in capital	$121,499,543
Total distributable earnings (loss)	41,461,871

Net assets	$162,961,414

Class IB
Net asset value, offering and redemption price per share, $162,746,971 / 8,647,368 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.82

Class K
Net asset value, offering and redemption price per share, $214,443 / 11,384 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.84

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$2,805,324
Interest	3,629

Total income	2,808,953

EXPENSES
Distribution fees – Class IB	355,668
Administrative fees	177,923
Investment management fees	142,492
Custodian fees	91,500
Professional fees	49,086
Recoupment fees	45,776
Printing and mailing expenses	20,135
Trustees’ fees	4,673
Miscellaneous	4,552

Total expenses	891,805

NET INVESTMENT INCOME (LOSS)	1,917,148

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	(2,267)
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	4,446,623

Net realized gain (loss)	4,444,356

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	17,482,020

NET REALIZED AND UNREALIZED GAIN (LOSS)	21,926,376

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,843,524

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,917,148	$1,482,225
Net realized gain (loss)	4,444,356	3,714,000
Net change in unrealized appreciation (depreciation)	17,482,020	9,759,314

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	23,843,524	14,955,539

Distributions to shareholders:
Class IB	(6,290,124)	(3,148,902)
Class K	(9,450)	(5,904)

Total distributions to shareholders	(6,299,574)	(3,154,806)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,226,525 and 1,248,175 shares, respectively ]	21,774,434	20,228,846
Capital shares issued in reinvestment of dividends and distributions [ 333,476 and 187,473 shares, respectively ]	6,290,124	3,148,902
Capital shares repurchased [ (545,137) and (541,965) shares, respectively ]	(9,620,535)	(8,765,715)

Total Class IB transactions	18,444,023	14,612,033

Class K
Capital shares issued in reinvestment of dividends and distributions [ 500 and 351 shares, respectively ]	9,450	5,904
Capital shares repurchased [ (2,011) and (4,827) shares ]	(37,933)	(79,820)

Total Class K transactions	(28,483)	(73,916)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	18,415,540	14,538,117

TOTAL INCREASE (DECREASE) IN NET ASSETS	35,959,490	26,338,850
NET ASSETS:
Beginning of year	127,001,924	100,663,074

End of year	$162,961,414	$127,001,924

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025		2024		2023		2022		2021
Net asset value, beginning of year	$16.61		$14.90		$12.74		$16.32		$14.24

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.24		0.21		0.19		0.15		0.13
Net realized and unrealized gain (loss)	2.73		1.92		2.32		(3.03)		2.46

Total from investment operations	2.97		2.13		2.51		(2.88)		2.59

Less distributions:
Dividends from net investment income	(0.28)		(0.23)		(0.20)		(0.15)		(0.32)
Distributions from net realized gains	(0.48)		(0.19)		(0.15)		(0.55)		(0.19)

Total dividends and distributions	(0.76)		(0.42)		(0.35)		(0.70)		(0.51)

Net asset value, end of year	$18.82		$16.61		$14.90		$12.74		$16.32

Total return	17.90%		14.31%		19.82%		(17.56)%		18.30%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$162,747		$126,788		$100,404		$69,933		$70,752
Ratio of expenses to average net assets:
After waivers (f)	0.63	%(j)	0.65	%(j)	0.62	%(j)	0.64	%(j)	0.66	%(k)(o)
Before waivers (f)	0.63%		0.65%		0.69%		0.67%		0.68%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.34%		1.26%		1.35%		1.09%		0.82%
Before waivers (f)(x)	1.34%		1.26%		1.28%		1.06%		0.80%
Portfolio turnover rate^	4%		8%		4%		5%		6%

	Year Ended December 31,
Class K	2025		2024		2023		2022		2021
Net asset value, beginning of year	$16.62		$14.91		$12.74		$16.33		$14.25

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.27		0.19		0.16		0.17		0.12
Net realized and unrealized gain (loss)	2.76		1.99		2.39		(3.03)		2.51

Total from investment operations	3.03		2.18		2.55		(2.86)		2.63

Less distributions:
Dividends from net investment income	(0.33)		(0.28)		(0.23)		(0.18)		(0.36)
Distributions from net realized gains	(0.48)		(0.19)		(0.15)		(0.55)		(0.19)

Total dividends and distributions	(0.81)		(0.47)		(0.38)		(0.73)		(0.55)

Net asset value, end of year	$18.84		$16.62		$14.91		$12.74		$16.33

Total return	18.22%		14.57%		20.17%		(17.40)%		18.57%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$214		$214		$259		$363		$457
Ratio of expenses to average net assets:
After waivers (f)	0.38	%(j)	0.39	%(j)	0.37	%(j)	0.39	%(j)	0.41	%(k)(o)
Before waivers (f)	0.38%		0.40%		0.43%		0.42%		0.44%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.52%		1.15%		1.16%		1.19%		0.75%
Before waivers (f)(x)	1.52%		1.14%		1.10%		1.16%		0.72%
Portfolio turnover rate^	4%		8%		4%		5%		6%

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.12% for Class IB and 0.87% for Class K.
(o)	Includes extraordinary expenses of 0.02% and 0.02% for Class IB and Class K, respectively.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (64.4%)
iShares Core MSCI EAFE ETF	413,870	$37,024,810
iShares Core S&P 500 ETF	57,238	39,204,595
iShares Core S&P Mid-Cap ETF	195,150	12,879,900
iShares Core S&P Small-Cap ETF	20,750	2,493,735
iShares MSCI EAFE ETF (x)	111,760	10,732,313
iShares Russell 2000 ETF	10,825	2,664,682
Vanguard Large-Cap ETF	42,160	13,271,968
Vanguard S&P 500 ETF	63,170	39,615,802

Total Equity		157,887,805

Fixed Income (35.2%)
Vanguard Intermediate-Term Corporate Bond ETF (x)	1,028,457	86,133,274

Total Exchange Traded Funds (99.6%) (Cost $200,517,521)		244,021,079

SHORT-TERM INVESTMENTS:
Investment Companies (0.6%)
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	1,544,736	1,545,354

Total Short-Term Investments (0.6%) (Cost $1,545,472)		1,545,354

Total Investments in Securities (100.2%) (Cost $202,062,993)		245,566,433
Other Assets Less Liabilities (-0.2%)		(594,011)

Net Assets (100%)		$244,972,422

(x)

All or a portion of security is on loan at December 31, 2025, the Portfolio had loaned securities with a total value of $68,668,053. This was collateralized by $70,921,441 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.750%, maturing 1/15/26 – 8/15/55.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$244,021,079	$—	$—	$244,021,079
Short-Term Investments
Investment Companies	1,545,354	—	—	1,545,354

Total Assets	$245,566,433	$—	$—	$245,566,433

Total Liabilities	$—	$—	$—	$—

Total	$245,566,433	$—	$—	$245,566,433

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$93,788,293
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$77,089,055

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,737,146
Aggregate gross unrealized depreciation	(118)

Net unrealized appreciation	$42,737,028

Federal income tax cost of investments in securities and derivative instruments, if applicable	$202,829,405

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $202,062,993)	$245,566,433
Cash	149,998
Securities lending income receivable	14,979
Dividends, interest and other receivables	4,946
Other assets	1,731

Total assets	245,738,087

LIABILITIES
Payable for securities purchased	449,825
Investment management fees payable	131,521
Distribution fees payable – Class IB	51,618
Payable for Portfolio shares repurchased	47,740
Administrative fees payable	25,568
Accrued expenses	59,393

Total liabilities	765,665

Commitments and contingent liabilities^
NET ASSETS	$244,972,422

Net assets were comprised of:
Paid in capital	$201,751,647
Total distributable earnings (loss)	43,220,775

Net assets	$244,972,422

Class IB
Net asset value, offering and redemption price per share, $244,972,422 / 17,333,464 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.13

(x)	Includes value of securities on loan of $68,668,053.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends	$6,821,096
Interest	6,624
Securities lending (net)	172,399

Total income	7,000,119

EXPENSES
Investment management fees	1,551,940
Distribution fees – Class IB	554,263
Administrative fees	277,033
Professional fees	57,421
Printing and mailing expenses	23,650
Custodian fees	9,500
Trustees’ fees	7,343
Miscellaneous	5,392

Gross expenses	2,486,542
Less: Waiver from investment manager	(173,036)

Net expenses	2,313,506

NET INVESTMENT INCOME (LOSS)	4,686,613

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	10,257,784
Net change in unrealized appreciation (depreciation) on investments in securities	13,338,669

NET REALIZED AND UNREALIZED GAIN (LOSS)	23,596,453

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,283,066

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,686,613	$3,486,372
Net realized gain (loss)	10,257,784	490,888
Net change in unrealized appreciation (depreciation)	13,338,669	14,868,686

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	28,283,066	18,845,946

Distributions to shareholders:
Class IB	(14,573,349)	(3,533,906)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,925,823 and 2,504,305 shares, respectively ]	26,899,082	32,454,976
Capital shares issued in reinvestment of dividends and distributions [ 1,033,303 and 260,427 shares, respectively ]	14,573,349	3,533,906
Capital shares repurchased [ (1,063,872) and (1,148,847) shares, respectively ]	(14,844,944)	(14,912,677)

Total Class IB transactions	26,627,487	21,076,205

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	26,627,487	21,076,205

TOTAL INCREASE (DECREASE) IN NET ASSETS	40,337,204	36,388,245
NET ASSETS:
Beginning of year	204,635,218	168,246,973

End of year	$244,972,422	$204,635,218

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025		2024		2023		2022		2021
Net asset value, beginning of year	$13.26		$12.17		$10.63		$13.12		$11.75

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.29		0.24		0.21		0.16		0.14
Net realized and unrealized gain (loss)	1.48		1.09		1.52		(2.43)		1.33

Total from investment operations	1.77		1.33		1.73		(2.27)		1.47

Less distributions:
Dividends from net investment income	(0.27)		(0.23)		(0.18)		(0.13)		(0.10)
Distributions from net realized gains	(0.63)		(0.01)		(0.01)		(0.09)		—

Total dividends and distributions	(0.90)		(0.24)		(0.19)		(0.22)		(0.10)

Net asset value, end of year	$14.13		$13.26		$12.17		$10.63		$13.12

Total return	13.34%		10.84%		16.31%		(17.36)%		12.51%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$244,972		$204,635		$168,247		$118,850		$80,300
Ratio of expenses to average net assets:
After waivers (f)	1.04	%(j)	1.04	%(j)	1.05	%(j)	1.04	%(j)	1.04	%(j)
Before waivers (f)	1.12%		1.14%		1.14%		1.16%		1.18%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	2.11%		1.84%		1.80%		1.40%		1.12%
Before waivers (f)(x)	2.04%		1.75%		1.71%		1.28%		0.98%
Portfolio turnover rate^	35%		3%		16%		73%		7%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Alternatives (25.8%)
iMGP DBi Managed Futures Strategy ETF (x)	45,410	$1,274,205
NYLI Merger Arbitrage ETF (x)*	39,380	1,409,410

Total Alternatives		2,683,615

Commodity (16.6%)
Invesco DB Agriculture Fund*	17,280	440,986
Invesco DB Energy Fund*	24,470	427,368
Invesco DB Precious Metals Fund*	8,400	863,604

Total Commodity		1,731,958

Equity (28.2%)
iShares Core U.S. REIT ETF	12,400	706,304
JPMorgan Equity Premium Income ETF	17,110	979,376
JPMorgan Nasdaq Equity Premium Income ETF (x)	9,140	531,217
Vanguard Global ex-U.S. Real Estate ETF	15,560	713,270

Total Equity		2,930,167

Fixed Income (28.9%)
iShares Convertible Bond ETF (x)	17,480	1,721,780
Vanguard Short-Term Inflation-Protected Securities ETF	25,950	1,283,487

Total Fixed Income		3,005,267

Total Exchange Traded Funds (99.5%) (Cost $9,323,437)		10,351,007

SHORT-TERM INVESTMENTS:
Investment Companies (16.7%)
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	1,741,482	1,741,482

Total Short-Term Investments (16.7%) (Cost $1,741,482)		1,741,482

Total Investments in Securities (116.2%) (Cost $11,064,919)		12,092,489
Other Assets Less Liabilities (-16.2%)		(1,685,755)

Net Assets (100%)		$10,406,734

*	Non-income producing.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $1,695,483. This was collateralized by $3,666 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.750%, maturing 10/15/26 – 5/15/55 and by cash of $1,741,482 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$10,351,007	$—	$—	$10,351,007
Short-Term Investments
Investment Companies	1,741,482	—	—	1,741,482

Total Assets	$12,092,489	$—	$—	$12,092,489

Total Liabilities	$—	$—	$—	$—

Total	$12,092,489	$—	$—	$12,092,489

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,389,247
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,154,094

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$934,172
Aggregate gross unrealized depreciation	(157,184)

Net unrealized appreciation	$776,988

Federal income tax cost of investments in securities and derivative instruments, if applicable	$11,315,501

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $11,064,919)	$12,092,489
Cash	131,869
Dividends, interest and other receivables	12,789
Securities lending income receivable	1,287
Receivable for Portfolio shares sold	1,227
Other assets	3,050

Total assets	12,242,711

LIABILITIES
Payable for return of collateral on securities loaned	1,741,482
Payable for securities purchased	50,897
Distribution fees payable – Class IB	837
Administrative fees payable	493
Payable for Portfolio shares repurchased	215
Accrued expenses	42,053

Total liabilities	1,835,977

Commitments and contingent liabilities^
NET ASSETS	$10,406,734

Net assets were comprised of:
Paid in capital	$9,990,498
Total distributable earnings (loss)	416,236

Net assets	$10,406,734

Class IB
Net asset value, offering and redemption price per share, $3,935,530 / 392,707 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.02

Class K
Net asset value, offering and redemption price per share, $6,471,204 / 645,369 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.03

(x)	Includes value of securities on loan of $1,695,483.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends	$333,308
Interest	2,529
Securities lending (net)	5,211

Total income	341,048

EXPENSES
Investment management fees	48,968
Professional fees	41,829
Administrative fees	30,003
Printing and mailing expenses	16,464
Distribution fees – Class IB	9,371
Custodian fees	8,900
Trustees’ fees	354
Miscellaneous	6,321

Gross expenses	162,210
Less: Waiver from investment manager	(69,562)

Net expenses	92,648

NET INVESTMENT INCOME (LOSS)	248,400

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	131,948
Net change in unrealized appreciation (depreciation) on investments in securities	870,443

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,002,391

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,250,791

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$248,400	$230,668
Net realized gain (loss)	131,948	41,473
Net change in unrealized appreciation (depreciation)	870,443	501,950

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,250,791	774,091

Distributions to shareholders:
Class IB	(72,074)	(79,571)
Class K	(132,425)	(142,459)

Total distributions to shareholders	(204,499)	(222,030)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 103,307 and 86,001 shares, respectively ]	978,951	766,811
Capital shares issued in reinvestment of dividends [ 7,204 and 8,709 shares, respectively ]	72,074	79,571
Capital shares repurchased [ (109,801) and (56,712) shares, respectively ]	(1,044,952)	(507,010)

Total Class IB transactions	6,073	339,372

Class K
Capital shares issued in reinvestment of dividends [ 13,233 and 15,588 shares, respectively ]	132,425	142,459

Total Class K transactions	132,425	142,459

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	138,498	481,831

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,184,790	1,033,892
NET ASSETS:
Beginning of year	9,221,944	8,188,052

End of year	$10,406,734	$9,221,944

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.00	$8.44	$8.34	$9.98	$10.45

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.23	0.23	0.14	0.17	0.35
Net realized and unrealized gain (loss)	0.98	0.54	0.28	(1.30)	(0.03)

Total from investment operations	1.21	0.77	0.42	(1.13)	0.32

Less distributions:
Dividends from net investment income	(0.19)	(0.21)	(0.16)	(0.18)	(0.30)
Distributions from net realized gains	—	—	(0.14)	(0.33)	(0.49)
Return of capital	—	—	(0.02)	—	—

Total dividends and distributions	(0.19)	(0.21)	(0.32)	(0.51)	(0.79)

Net asset value, end of year	$10.02	$9.00	$8.44	$8.34	$9.98

Total return	13.40%	9.07%	5.13%	(11.40)%	3.09%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,936	$3,529	$2,986	$2,288	$1,799
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	1.10%	1.10%	1.10%	1.10%	1.14	%(j)
Before waivers and reimbursements (f)	1.81%	1.84%	2.19%	2.08%	2.08%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	2.36%	2.54%	1.69%	1.83%	3.22%
Before waivers and reimbursements (f)(x)	1.66%	1.80%	0.60%	0.85%	2.28%
Portfolio turnover rate^	22%	28%	67%	32%	61%

	Year Ended December 31,
Class K	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.01	$8.44	$8.34	$9.98	$10.46

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.25	0.24	0.16	0.18	0.32
Net realized and unrealized gain (loss)	0.98	0.56	0.28	(1.29)	0.01

Total from investment operations	1.23	0.80	0.44	(1.11)	0.33

Less distributions:
Dividends from net investment income	(0.21)	(0.23)	(0.17)	(0.20)	(0.32)
Distributions from net realized gains	—	—	(0.14)	(0.33)	(0.49)
Return of capital	—	—	(0.03)	—	—

Total dividends and distributions	(0.21)	(0.23)	(0.34)	(0.53)	(0.81)

Net asset value, end of year	$10.03	$9.01	$8.44	$8.34	$9.98

Total return	13.65%	9.45%	5.38%	(11.17)%	3.22%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$6,471	$5,693	$5,202	$4,939	$5,558
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.85%	0.85%	0.85%	0.85%	0.89	%(j)
Before waivers and reimbursements (f)	1.56%	1.59%	1.91%	1.76%	1.76%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	2.64%	2.69%	1.85%	1.91%	2.98%
Before waivers and reimbursements (f)(x)	1.93%	1.96%	0.78%	1.00%	2.11%
Portfolio turnover rate^	22%	28%	67%	32%	61%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.50% for Class IB and 1.25% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCK:
Utilities (0.0%)†
Multi-Utilities (0.0%)†
Dominion Energy, Inc. (Cost $—)	2	$117

CONVERTIBLE PREFERRED STOCKS:
Financials (4.6%)
Banks (2.5%)
Bank of America Corp. 7.250% (y)	520	651,040
Wells Fargo & Co. 7.500% (y)	645	781,740

		1,432,780

Capital Markets (1.2%)
Ares Management Corp. 6.750%	5,167	260,417
KKR & Co., Inc. 6.250%	8,200	425,088

		685,505

Financial Services (0.9%)
Apollo Global Management, Inc. 6.750%	4,960	374,579
Shift4 Payments, Inc. 6.000%	1,575	126,016

		500,595

Total Financials		2,618,880

Health Care (0.5%)
Health Care Providers & Services (0.2%)
BrightSpring Health Services, Inc. 6.750%	1,000	126,210

Life Sciences Tools & Services (0.3%)
Bruker Corp. 6.375%	390	142,740

Total Health Care		268,950

Industrials (2.5%)
Aerospace & Defense (2.3%)
Boeing Co. (The) 6.000%	19,050	1,315,593

Trading Companies & Distributors (0.2%)
QXO, Inc. 5.500%	2,100	115,815

Total Industrials		1,431,408

Information Technology (1.6%)
Electronic Equipment, Instruments & Components (0.2%)
Novanta, Inc. 6.500% (x)*	1,850	101,713

Semiconductors & Semiconductor Equipment (0.5%)
Microchip Technology, Inc. 7.500% (x)	5,200	303,056

Software (0.3%)
Strategy, Inc. 8.000% (y)	2,000	157,520

Technology Hardware, Storage & Peripherals (0.6%)
Hewlett Packard Enterprise Co. 7.625%	5,500	366,795

Total Information Technology		929,084

Materials (0.8%)
Chemicals (0.8%)
Albemarle Corp. 7.250%	8,000	475,120

Total Materials		475,120

Utilities (2.0%)
Electric Utilities (2.0%)
NextEra Energy, Inc. 7.299%	11,500	581,765
PG&E Corp. 6.000%	5,000	205,000
Southern Co. (The) 7.125%*	7,000	352,520

Total Utilities		1,139,285

Total Convertible Preferred Stocks (12.0%) (Cost $6,505,861)		6,862,727

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (87.5%)
Communication Services (3.5%)
Diversified Telecommunication Services (0.6%)
AST SpaceMobile, Inc. 2.375%, 10/15/32§	$107,000	140,973
2.000%, 1/15/36§	188,000	187,304

		328,277

Entertainment (1.8%)
Liberty Live Holdings, Inc. 2.375%, 9/30/53§	195,000	281,678
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	78,000	98,670
Live Nation Entertainment, Inc. 3.125%, 1/15/29	148,000	215,044
2.875%, 1/15/30	204,000	214,302
2.875%, 10/15/31§	247,000	242,677

		1,052,371

Interactive Media & Services (0.5%)
Snap, Inc. 0.125%, 3/1/28	75,000	67,972
0.500%, 5/1/30	125,000	109,000
Trump Media & Technology Group Corp. (Zero Coupon), 5/29/28§	150,000	142,594

		319,566

Media (0.6%)
Cable One, Inc. (Zero Coupon), 3/15/26	90,000	88,650
Liberty Broadband Corp. 3.125%, 3/31/53§	175,000	173,075
Sirius XM Holdings, Inc. 3.750%, 3/15/28	75,000	75,300

		337,025

Total Communication Services		2,037,239

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Consumer Discretionary (13.9%)
Automobile Components (0.2%)
LCI Industries 3.000%, 3/1/30§	$92,000	$108,790

Automobiles (2.9%)
Ford Motor Co. (Zero Coupon), 3/15/26	405,000	420,593
Li Auto, Inc. 0.250%, 5/1/28	155,000	156,240
Lucid Group, Inc. 5.000%, 4/1/30§	175,000	101,609
7.000%, 11/1/31§	150,000	113,325
NIO, Inc. 3.875%, 10/15/29	70,000	65,912
4.625%, 10/15/30	95,000	83,600
Rivian Automotive, Inc. 4.625%, 3/15/29	275,000	345,469
3.625%, 10/15/30	270,000	302,400
Winnebago Industries, Inc. 3.250%, 1/15/30	60,000	56,250

		1,645,398

Broadline Retail (4.3%)
Alibaba Group Holding Ltd. 0.500%, 6/1/31	840,000	1,304,520
Etsy, Inc. 0.125%, 10/1/26	125,000	126,075
0.125%, 9/1/27	60,000	55,410
0.250%, 6/15/28	205,000	182,860
1.000%, 6/15/30§	100,000	101,300
JD.com, Inc. 0.250%, 6/1/29	335,000	334,832
Liberty Interactive LLC 4.000%, 11/15/29	50,000	3,000
3.750%, 2/15/30	60,000	3,600
Match Group Financeco 2, Inc. 0.875%, 6/15/26§	80,000	78,504
Match Group Financeco 3, Inc. 2.000%, 1/15/30§	95,000	84,930
Sea Ltd. 0.250%, 9/15/26	220,000	213,290

		2,488,321

Diversified Consumer Services (0.2%)
Stride, Inc. 1.125%, 9/1/27	65,000	88,595

Hotels, Restaurants & Leisure (4.0%)
Airbnb, Inc. (Zero Coupon), 3/15/26	315,000	311,692
Cheesecake Factory, Inc. (The) 2.000%, 3/15/30§	87,000	85,217
DoorDash, Inc. (Zero Coupon), 5/15/30§	456,000	476,292
DraftKings Holdings, Inc. (Zero Coupon), 3/15/28	200,000	182,700
Expedia Group, Inc. (Zero Coupon), 2/15/26	200,000	223,100
H World Group Ltd. 3.000%, 5/1/26	75,000	95,475
MakeMyTrip Ltd. (Zero Coupon), 7/1/30§	225,000	220,275
Marriott Vacations Worldwide Corp. 3.250%, 12/15/27	$80,000	76,000
NCL Corp. Ltd. 0.875%, 4/15/30§	100,000	111,312
0.750%, 9/15/30§	180,000	173,592
Trip.com Group Ltd. 0.750%, 6/15/29	268,000	329,506

		2,285,161

Household Durables (0.1%)
Meritage Homes Corp. 1.750%, 5/15/28	80,000	78,680

Leisure Products (0.2%)
Peloton Interactive, Inc. 5.500%, 12/1/29	60,000	99,750

Specialty Retail (2.0%)
GameStop Corp. (Zero Coupon), 4/1/30§	270,000	266,976
(Zero Coupon), 6/15/32§	445,000	434,098
Guess?, Inc. 3.750%, 4/15/28	75,000	74,250
Wayfair, Inc. 3.250%, 9/15/27	67,000	111,473
3.500%, 11/15/28	120,000	274,620

		1,161,417

Total Consumer Discretionary		7,956,112

Consumer Staples (0.5%)
Food Products (0.4%)
Freshpet, Inc. 3.000%, 4/1/28	70,000	81,830
Post Holdings, Inc. 2.500%, 8/15/27	119,000	128,044

		209,874

Household Products (0.1%)
Spectrum Brands, Inc. 3.375%, 6/1/29	64,000	60,448

Total Consumer Staples		270,322

Energy (1.5%)
Energy Equipment & Services (0.2%)
Solaris Energy Infrastructure, Inc. 0.250%, 10/1/31	125,000	135,156

Oil, Gas & Consumable Fuels (1.3%)
Centrus Energy Corp. 2.250%, 11/1/30	58,000	155,469
(Zero Coupon), 8/15/32§	130,000	167,115
Energy Fuels, Inc. 0.750%, 11/1/31§	113,000	116,729
Golar LNG Ltd. 2.750%, 12/15/30§	100,000	96,300
Kosmos Energy Ltd. 3.125%, 3/15/30	80,000	33,800
Northern Oil & Gas, Inc. 3.625%, 4/15/29	93,000	89,606
World Kinect Corp. 3.250%, 7/1/28	50,000	52,465

		711,484

Total Energy		846,640

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Financials (6.0%)
Banks (0.4%)
Barclays Bank plc Series MSFT 1.000%, 2/16/29	$125,000	$132,978
BofA Finance LLC 0.600%, 5/25/27	100,000	108,550

		241,528

Capital Markets (2.2%)
Coinbase Global, Inc. 0.500%, 6/1/26	245,000	244,388
(Zero Coupon), 10/1/29§	229,000	212,466
0.250%, 4/1/30	197,000	201,531
(Zero Coupon), 10/1/32§	252,000	225,414
Galaxy Digital Holdings LP 0.500%, 5/1/31§	190,000	143,545
HAT Holdings I LLC 3.750%, 8/15/28§	61,000	77,543
JPMorgan Chase Financial Co. LLC 0.500%, 6/15/27	40,000	46,225
Twenty One Capital, Inc. 1.000%, 12/1/30§	40,000	36,863
WisdomTree, Inc. 4.625%, 8/15/30§	70,000	71,645

		1,259,620

Consumer Finance (1.5%)
Qfin Holdings, Inc. 0.500%, 4/1/30§	85,000	72,887
SoFi Technologies, Inc. (Zero Coupon), 10/15/26§	98,000	126,391
1.250%, 3/15/29§	142,000	401,860
Upstart Holdings, Inc. 2.000%, 10/1/29	70,000	88,200
1.000%, 11/15/30	104,000	90,610
(Zero Coupon), 2/15/32§	110,000	90,816

		870,764

Financial Services (1.6%)
Affirm Holdings, Inc. 0.750%, 12/15/29	133,000	147,164
Block, Inc. (Zero Coupon), 5/1/26	90,000	88,317
0.250%, 11/1/27	140,000	129,430
Euronet Worldwide, Inc. 0.625%, 10/1/30§	145,000	132,222
Global Payments, Inc. 1.500%, 3/1/31	313,000	280,761
Shift4 Payments, Inc. 0.500%, 8/1/27	129,000	123,969

		901,863

Insurance (0.1%)
Oscar Health, Inc. 2.250%, 9/1/30§	80,000	78,032

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
PennyMac Corp. (REIT) 8.500%, 6/1/29	50,000	52,900
Starwood Property Trust, Inc. (REIT) 6.750%, 7/15/27	50,000	51,650

		104,550

Total Financials		3,456,357

Health Care (10.7%)
Biotechnology (4.9%)
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	167,000	245,540
(Zero Coupon), 9/15/28§	107,000	103,121
Ascendis Pharma A/S 2.250%, 4/1/28	117,000	165,754
BioMarin Pharmaceutical, Inc. 1.250%, 5/15/27	105,000	100,579
Bridgebio Pharma, Inc. 2.500%, 3/15/27	135,000	254,610
2.250%, 2/1/29	100,000	112,250
1.750%, 3/1/31§	89,000	154,526
Cytokinetics, Inc. 1.750%, 10/1/31§	133,000	165,532
Exact Sciences Corp. 0.375%, 3/15/27	110,000	114,807
0.375%, 3/1/28	120,000	123,000
2.000%, 3/1/30§	90,000	124,416
1.750%, 4/15/31§	100,000	122,050
Halozyme Therapeutics, Inc. 1.000%, 8/15/28	83,000	110,141
(Zero Coupon), 2/15/31§	125,000	124,975
0.875%, 11/15/32§	125,000	126,875
Immunocore Holdings plc 2.500%, 2/1/30	70,000	63,263
Ionis Pharmaceuticals, Inc. (Zero Coupon), 4/1/26	105,000	143,850
1.750%, 6/15/28	100,000	158,830
(Zero Coupon), 12/1/30§	136,000	144,840
Sarepta Therapeutics, Inc. 4.875%, 9/1/30	150,000	120,075

		2,779,034

Health Care Equipment & Supplies (2.6%)
Alphatec Holdings, Inc. 0.750%, 3/15/30§	62,000	94,841
CONMED Corp. 2.250%, 6/15/27	115,000	110,112
Dexcom, Inc. 0.375%, 5/15/28	215,000	197,693
Enovis Corp. 3.875%, 10/15/28	101,000	98,526
Envista Holdings Corp. 1.750%, 8/15/28	70,000	67,113
Haemonetics Corp. (Zero Coupon), 3/1/26	55,000	54,312
2.500%, 6/1/29	138,000	142,927
Integer Holdings Corp. 1.875%, 3/15/30§	183,000	168,909
iRhythm Technologies, Inc. 1.500%, 9/1/29	109,000	152,055
Lantheus Holdings, Inc. 2.625%, 12/15/27	105,000	120,173
Merit Medical Systems, Inc. 3.000%, 2/1/29§	135,000	162,945
TransMedics Group, Inc. 1.500%, 6/1/28	89,000	133,117

		1,502,723

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Health Care Providers & Services (0.8%)
Guardant Health, Inc. (Zero Coupon), 11/15/27	$85,000	$91,418
1.250%, 2/15/31	100,000	182,910
(Zero Coupon), 5/15/33§	62,000	67,967
Hims & Hers Health, Inc. (Zero Coupon), 5/15/30§	156,000	134,082

		476,377

Health Care Technology (0.5%)
Evolent Health, Inc. 3.500%, 12/1/29	90,000	60,300
Teladoc Health, Inc. 1.250%, 6/1/27 (x)	200,000	190,000

		250,300

Life Sciences Tools & Services (0.4%)
Repligen Corp. 1.000%, 12/15/28	88,000	96,140
Tempus AI, Inc. 0.750%, 7/15/30§	136,000	144,908

		241,048

Pharmaceuticals (1.5%)
Jazz Investments I Ltd. 2.000%, 6/15/26	190,000	219,640
3.125%, 9/15/30	165,000	219,615
Ligand Pharmaceuticals, Inc. 0.750%, 10/1/30§	80,000	93,672
Zoetis, Inc. 0.250%, 6/15/29§	336,000	345,240

		878,167

Total Health Care		6,127,649

Industrials (6.0%)
Aerospace & Defense (0.7%)
AeroVironment, Inc. (Zero Coupon), 7/15/30	125,000	135,625
BWX Technologies, Inc. (Zero Coupon), 11/1/30§	210,000	200,130
Voyager Technologies, Inc. 0.750%, 11/15/30§	83,000	87,026

		422,781

Commercial Services & Supplies (0.2%)
Tetra Tech, Inc. 2.250%, 8/15/28	100,000	108,370

Construction & Engineering (0.7%)
Fluor Corp. 1.125%, 8/15/29	110,000	125,312
Granite Construction, Inc. 3.750%, 5/15/28	50,000	126,850
3.250%, 6/15/30	85,000	135,575

		387,737

Electrical Equipment (1.4%)
Array Technologies, Inc. 1.000%, 12/1/28	50,000	45,274
Bloom Energy Corp. (Zero Coupon), 11/15/30§	410,000	356,700
Enovix Corp. 4.750%, 9/15/30§	60,000	57,720
Eos Energy Enterprises, Inc. 1.750%, 12/1/31§	82,000	79,335
Fluence Energy, Inc. 2.250%, 6/15/30	65,000	78,528
Plug Power, Inc. 6.750%, 12/1/33§	60,000	59,760
Sunrun, Inc. 4.000%, 3/1/30	75,000	106,163

		783,480

Ground Transportation (1.4%)
Hertz Corp. (The) 5.500%, 10/1/30§	60,000	46,125
Lyft, Inc. 0.625%, 3/1/29	96,000	115,401
(Zero Coupon), 9/15/30§	58,000	65,424
Uber Technologies, Inc. (Zero Coupon), 5/15/28§	204,000	198,676
0.875%, 12/1/28	315,000	408,555

		834,181

Machinery (0.4%)
Greenbrier Cos., Inc. (The) 2.875%, 4/15/28	40,000	42,972
JBT Marel Corp. 0.250%, 5/15/26	50,000	51,060
0.375%, 9/15/30§	146,000	151,183

		245,215

Passenger Airlines (0.2%)
JetBlue Airways Corp. 0.500%, 4/1/26	60,000	58,710
2.500%, 9/1/29	60,000	58,050

		116,760

Professional Services (1.0%)
CSG Systems International, Inc. 3.875%, 9/15/28	55,000	65,010
Dayforce, Inc. 0.250%, 3/15/26	120,000	118,800
Parsons Corp. 2.625%, 3/1/29	125,000	128,500
Planet Labs PBC 0.500%, 10/15/30§	92,000	171,235
Upwork, Inc. 0.250%, 8/15/26	86,000	83,807

		567,352

Total Industrials		3,465,876

Information Technology (32.9%)
Communications Equipment (2.9%)
Lumentum Holdings, Inc. 0.500%, 12/15/26	65,000	241,111
0.500%, 6/15/28	125,000	354,813
1.500%, 12/15/29	120,000	637,440
0.375%, 3/15/32§	210,000	449,400

		1,682,764

Electronic Equipment, Instruments & Components (1.7%)
Advanced Energy Industries, Inc. 2.500%, 9/15/28	100,000	163,950
Avnet, Inc. 1.750%, 9/1/30§	107,000	105,448

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Itron, Inc. (Zero Coupon), 3/15/26	$110,000	$108,790
1.375%, 7/15/30	154,000	155,636
Mirion Technologies, Inc. 0.250%, 6/1/30§	70,000	86,660
(Zero Coupon), 10/1/31§	62,000	66,960
OSI Systems, Inc. 2.250%, 8/1/29	56,000	83,048
0.500%, 2/1/31§	83,000	81,606
Vishay Intertechnology, Inc. 2.250%, 9/15/30	125,000	112,188

		964,286

IT Services (5.9%)
Akamai Technologies, Inc. 0.375%, 9/1/27	148,000	148,370
1.125%, 2/15/29	225,000	222,300
0.250%, 5/15/33§	334,000	369,237
Applied Digital Corp. 2.750%, 6/1/30	70,000	188,737
Cloudflare, Inc. (Zero Coupon), 8/15/26	250,000	293,475
(Zero Coupon), 6/15/30§	305,000	331,535
CoreWeave, Inc. 1.750%, 12/1/31§	351,000	332,134
DigitalOcean Holdings, Inc. (Zero Coupon), 12/1/26	69,000	66,440
(Zero Coupon), 8/15/30§	110,000	155,595
GDS Holdings Ltd. 2.250%, 6/1/32§	100,000	131,400
Okta, Inc. 0.375%, 6/15/26	60,000	58,560
Snowflake, Inc. (Zero Coupon), 10/1/27	212,000	314,926
(Zero Coupon), 10/1/29	181,000	279,464
Spotify USA, Inc. (Zero Coupon), 3/15/26	260,000	295,100
Wix.com Ltd. (Zero Coupon), 9/15/30§	196,000	173,166

		3,360,439

Semiconductors & Semiconductor Equipment (2.5%)
Camtek Ltd. (Zero Coupon), 9/15/30§	73,000	84,130
Enphase Energy, Inc. (Zero Coupon), 3/1/26	80,000	79,000
(Zero Coupon), 3/1/28	135,000	117,450
Microchip Technology, Inc. 0.750%, 6/1/30	230,000	225,423
MKS, Inc. 1.250%, 6/1/30	213,000	271,681
Nova Ltd. (Zero Coupon), 9/15/30§	134,000	166,629
ON Semiconductor Corp. (Zero Coupon), 5/1/27	130,000	154,765
0.500%, 3/1/29	230,000	217,580
Semtech Corp. (Zero Coupon), 10/15/30§	62,000	65,689
Synaptics, Inc. 0.750%, 12/1/31	53,000	55,809

		1,438,156

Software (15.5%)
Alarm.com Holdings, Inc. 2.250%, 6/1/29	80,000	76,160
Bentley Systems, Inc. 0.375%, 7/1/27	100,000	94,050
BILL Holdings, Inc. (Zero Coupon), 4/1/30	237,000	217,661
Bitdeer Technologies Group 4.875%, 7/1/31§	100,000	103,640
4.000%, 11/15/31§	50,000	46,185
Bitfarms Ltd. 1.375%, 1/15/31§	94,000	58,459
BlackLine, Inc. 1.000%, 6/1/29	109,000	114,842
Box, Inc. 1.500%, 9/15/29	85,000	82,662
Check Point Software Technologies Ltd. (Zero Coupon), 12/15/30§	340,000	339,150
Cipher Mining, Inc. (Zero Coupon), 10/1/31§	221,000	262,437
Cleanspark, Inc. (Zero Coupon), 6/15/30	100,000	103,440
(Zero Coupon), 2/15/32§	210,000	157,395
Commvault Systems, Inc. (Zero Coupon), 9/15/30§	160,000	141,520
Confluent, Inc. (Zero Coupon), 1/15/27	208,000	201,968
Core Scientific, Inc. 3.000%, 9/1/29§	80,000	125,200
(Zero Coupon), 6/15/31§	123,000	129,236
CyberArk Software Ltd. (Zero Coupon), 6/15/30§	178,000	190,193
Datadog, Inc. (Zero Coupon), 12/1/29	193,000	192,518
Dropbox, Inc. (Zero Coupon), 3/1/26	135,000	133,718
(Zero Coupon), 3/1/28	100,000	100,800
Five9, Inc. 1.000%, 3/15/29	125,000	112,188
Guidewire Software, Inc. 1.250%, 11/1/29	129,000	141,836
InterDigital, Inc. 3.500%, 6/1/27	81,000	333,760
IREN Ltd. (Zero Coupon), 7/1/31§	163,000	120,701
0.250%, 6/1/32§	190,000	176,225
Series 33 1.000%, 6/1/33§	190,000	177,175
Jamf Holding Corp. 0.125%, 9/1/26	66,000	64,878
MARA Holdings, Inc. (Zero Coupon), 3/1/30	180,000	141,120
(Zero Coupon), 6/1/31	160,000	133,120
(Zero Coupon), 8/1/32§	152,000	103,299
Nebius Group NV 2.000%, 6/5/29§	80,000	146,080
1.000%, 9/15/30§	260,000	254,670
3.000%, 6/5/31§	80,000	147,833
2.750%, 9/15/32§	260,000	248,820
Nutanix, Inc. 0.250%, 10/1/27	110,000	123,530
0.500%, 12/15/29	144,000	138,888

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
PagerDuty, Inc. 1.500%, 10/15/28	$90,000	$85,545
Progress Software Corp. 1.000%, 4/15/26	40,000	39,720
3.500%, 3/1/30	75,000	75,787
Rapid7, Inc. 0.250%, 3/15/27	105,000	98,963
RingCentral, Inc. (Zero Coupon), 3/15/26	120,000	118,560
Riot Platforms, Inc. 0.750%, 1/15/30	100,000	112,875
Rubrik, Inc. (Zero Coupon), 6/15/30§	205,000	201,413
Strategy, Inc. 0.625%, 9/15/28	105,000	122,220
(Zero Coupon), 12/1/29	500,000	409,300
(Zero Coupon), 3/1/30§	310,000	267,375
0.625%, 3/15/30	183,000	230,397
0.875%, 3/15/31	133,000	136,657
2.250%, 6/15/32	135,000	149,243
Terawulf, Inc. 2.750%, 2/1/30§	100,000	163,230
1.000%, 9/1/31§	150,000	176,925
(Zero Coupon), 5/1/32§	164,000	141,860
Tyler Technologies, Inc. 0.250%, 3/15/26	105,000	106,155
Unity Software, Inc. (Zero Coupon), 11/15/26	104,000	100,360
(Zero Coupon), 3/15/30§	123,000	177,735
Varonis Systems, Inc. 1.000%, 9/15/29	80,000	74,280
Workiva, Inc. 1.250%, 8/15/28	144,000	141,912
Zscaler, Inc. (Zero Coupon), 7/15/28§	301,000	281,585

		8,847,454

Technology Hardware, Storage & Peripherals (4.4%)
Seagate HDD Cayman 3.500%, 6/1/28	170,000	570,945
Super Micro Computer, Inc. 2.250%, 7/15/28§	100,000	95,100
3.500%, 3/1/29	325,000	288,827
(Zero Coupon), 6/15/30§	390,000	328,770
Western Digital Corp. 3.000%, 11/15/28	270,000	1,237,626
Xerox Holdings Corp. 3.750%, 3/15/30	75,000	21,938

		2,543,206

Total Information Technology		18,836,305

Materials (1.1%)
Metals & Mining (1.1%)
B2Gold Corp. 2.750%, 2/1/30§	87,000	138,982
Endeavour Silver Corp. 0.250%, 1/15/31§	61,000	66,185
First Majestic Silver Corp. 0.125%, 1/15/31§	41,000	45,182
MP Materials Corp. 3.000%, 3/1/30§	144,000	359,064

Total Materials		609,413

Real Estate (2.9%)
Diversified REITs (0.3%)
Digital Realty Trust LP (REIT) 1.875%, 11/15/29§	191,000	193,674

Health Care REITs (1.5%)
Ventas Realty LP (REIT) 3.750%, 6/1/26	150,000	211,800
Welltower OP LLC (REIT) 2.750%, 5/15/28§	170,000	332,945
3.125%, 7/15/29§	191,000	288,410

		833,155

Hotel & Resort REITs (0.2%)
Pebblebrook Hotel Trust (REIT) 1.750%, 12/15/26	50,000	48,250
1.625%, 1/15/30§	60,000	58,230

		106,480

Industrial REITs (0.3%)
Rexford Industrial Realty LP (REIT) 4.375%, 3/15/27§	113,000	112,379
4.125%, 3/15/29§	63,000	62,792

		175,171

Office REITs (0.3%)
Boston Properties LP (REIT) 2.000%, 10/1/30§	175,000	168,962

Real Estate Management & Development (0.1%)
Redfin Corp. 0.500%, 4/1/27	80,000	74,880

Retail REITs (0.2%)
Federal Realty OP LP (REIT) 3.250%, 1/15/29§	108,000	109,026

Total Real Estate		1,661,348

Utilities (8.5%)
Electric Utilities (5.3%)
Alliant Energy Corp. 3.875%, 3/15/26	105,000	109,095
3.250%, 5/30/28§	79,000	80,612
Duke Energy Corp. 4.125%, 4/15/26	300,000	309,000
Evergy, Inc. 4.500%, 12/15/27	225,000	273,825
Exelon Corp. 3.250%, 3/15/29§	174,000	173,478
FirstEnergy Corp. 4.000%, 5/1/26	70,000	71,505
3.625%, 1/15/29§	206,000	218,463
3.875%, 1/15/31§	170,000	182,920
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27	190,000	235,790
PG&E Corp. 4.250%, 12/1/27	356,000	365,826
Pinnacle West Capital Corp. 4.750%, 6/15/27	87,000	92,872
PPL Capital Funding, Inc. 2.875%, 3/15/28	145,000	159,137
3.000%, 12/1/30§	196,000	196,300
Southern Co. (The) 4.500%, 6/15/27	215,000	229,405
3.250%, 6/15/28§	223,000	222,554

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
TXNM Energy, Inc. 5.750%, 6/1/54	$101,000	$135,471

		3,056,253

Gas Utilities (0.3%)
UGI Corp. 5.000%, 6/1/28	124,000	175,708

Independent Power and Renewable Electricity Producers (0.4%)
Ormat Technologies, Inc. 2.500%, 7/15/27	93,000	124,713
XPLR Infrastructure LP 2.500%, 6/15/26§	100,000	98,130

		222,843

Multi-Utilities (2.1%)
CenterPoint Energy, Inc. 4.250%, 8/15/26	175,000	191,362
3.000%, 8/1/28§	150,000	151,830
3.369%, 9/15/29 (e)	200,000	71,771
CMS Energy Corp. 3.375%, 5/1/28	113,000	120,854
3.125%, 5/1/31§	184,000	181,847
WEC Energy Group, Inc. 4.375%, 6/1/27	169,000	190,886
3.375%, 6/1/28§	139,000	140,807
4.375%, 6/1/29	135,000	157,477

		1,206,834

Water Utilities (0.4%)
American Water Capital Corp. 3.625%, 6/15/26	200,000	199,160

Total Utilities		4,860,798

Total Convertible Bonds		50,128,059

Total Long-Term Debt Securities (87.5%) (Cost $45,498,672)		50,128,059

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.0%)†
Specialty Retail (0.0%)†
GameStop Corp., expiring 10/30/26* (Cost $—)	2,356	7,091

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
Dreyfus Treasury Obligations Cash Management Fund 3.65% (7 day yield) (xx)	100,000	100,000
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	82,818	82,818

Total Investment Companies		182,818

Total Short-Term Investments (0.3%) (Cost $182,818)		182,818

Total Investments in Securities (99.8%) (Cost $52,187,351)		57,180,812
Other Assets Less Liabilities (0.2%)		96,878

Net Assets (100%)		$57,277,690

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2025, the market value of these securities amounted to $20,271,134 or 35.4% of net assets.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2025. Maturity date disclosed is the ultimate maturity date.
(x)	All or a portion of security is on loan at December 31, 2025.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of December 31, 2025.

(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $177,639. This was collateralized by cash of $182,818 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Utilities	$117	$—	$—	$117
Convertible Bonds
Communication Services	—	2,037,239	—	2,037,239
Consumer Discretionary	—	7,956,112	—	7,956,112
Consumer Staples	—	270,322	—	270,322
Energy	—	846,640	—	846,640
Financials	—	3,456,357	—	3,456,357
Health Care	—	6,127,649	—	6,127,649
Industrials	—	3,465,876	—	3,465,876
Information Technology	—	18,836,305	—	18,836,305
Materials	—	609,413	—	609,413
Real Estate	—	1,661,348	—	1,661,348
Utilities	—	4,860,798	—	4,860,798
Convertible Preferred Stocks
Financials	2,618,880	—	—	2,618,880
Health Care	268,950	—	—	268,950
Industrials	1,431,408	—	—	1,431,408
Information Technology	929,084	—	—	929,084
Materials	475,120	—	—	475,120
Utilities	1,139,285	—	—	1,139,285
Short-Term Investments
Investment Companies	182,818	—	—	182,818
Warrants
Consumer Discretionary	7,091	—	—	7,091

Total Assets	$7,052,753	$50,128,059	$—	$57,180,812

Total Liabilities	$—	$—	$—	$—

Total	$7,052,753	$50,128,059	$—	$57,180,812

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$22,440,334
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$20,139,628

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,530,734
Aggregate gross unrealized depreciation	(2,975,972)

Net unrealized appreciation	$4,554,762

Federal income tax cost of investments in securities and derivative instruments, if applicable	$52,626,050

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $52,187,351)	$57,180,812
Cash	210,379
Receivable for securities sold	718,256
Dividends, interest and other receivables	168,614
Receivable for Portfolio shares sold	11,442
Securities lending income receivable	834
Other assets	207

Total assets	58,290,544

LIABILITIES
Payable for securities purchased	713,281
Payable for return of collateral on securities loaned	182,818
Payable for Portfolio shares repurchased	29,618
Investment management fees payable	14,978
Distribution fees payable – Class IB	7,334
Administrative fees payable	4,397
Accrued expenses	60,428

Total liabilities	1,012,854

Commitments and contingent liabilities^
NET ASSETS	$57,277,690

Net assets were comprised of:
Paid in capital	$54,622,387
Total distributable earnings (loss)	2,655,303

Net assets	$57,277,690

Class IB
Net asset value, offering and redemption price per share, $34,426,724 / 3,073,324 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.20

Class K
Net asset value, offering and redemption price per share, $22,850,966 / 2,044,400 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.18

(x)	Includes value of securities on loan of $177,639.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Interest	$748,751
Dividends	379,724
Securities lending (net)	8,912

Total income	1,137,387

EXPENSES
Investment management fees	260,090
Distribution fees – Class IB	75,167
Professional fees	67,705
Administrative fees	47,094
Custodian fees	21,400
Printing and mailing expenses	18,822
Trustees’ fees	1,733
Miscellaneous	20,111

Gross expenses	512,122
Less: Waiver from investment manager	(98,711)

Net expenses	413,411

NET INVESTMENT INCOME (LOSS)	723,976

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	1,500,338
Net change in unrealized appreciation (depreciation) on investments in securities	5,397,070

NET REALIZED AND UNREALIZED GAIN (LOSS)	6,897,408

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,621,384

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$723,976	$696,759
Net realized gain (loss)	1,500,338	(560,338)
Net change in unrealized appreciation (depreciation)	5,397,070	4,179,017

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,621,384	4,315,438

Distributions to shareholders:
Class IB	(486,533)	(460,909)
Class K	(377,789)	(414,984)

Total distributions to shareholders	(864,322)	(875,893)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 632,776 and 445,218 shares, respectively ]	6,770,703	4,184,684
Capital shares issued in reinvestment of dividends [ 42,957 and 45,452 shares, respectively ]	486,533	460,909
Capital shares repurchased [ (336,985) and (342,398) shares, respectively ]	(3,525,272)	(3,184,918)

Total Class IB transactions	3,731,964	1,460,675

Class K
Capital shares sold [ 11,925 and 76,347 shares, respectively ]	123,419	699,596
Capital shares issued in reinvestment of dividends [ 33,445 and 41,017 shares, respectively ]	377,789	414,984
Capital shares repurchased [ (146,287) and (214,179) shares, respectively ]	(1,542,782)	(2,024,607)

Total Class K transactions	(1,041,574)	(910,027)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,690,390	550,648

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,447,452	3,990,193
NET ASSETS:
Beginning of year	47,830,238	43,840,045

End of year	$57,277,690	$47,830,238

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.81	$9.09	$8.19	$10.50	$15.62

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	0.13	0.15	0.09	0.04
Net realized and unrealized gain (loss)	1.41	0.76	0.97	(2.29)	0.07

Total from investment operations	1.55	0.89	1.12	(2.20)	0.11

Less distributions:
Dividends from net investment income	(0.16)	(0.17)	(0.22)	(0.10)	(1.89)
Distributions from net realized gains	—	—	—	(0.01)	(3.34)

Total dividends and distributions	(0.16)	(0.17)	(0.22)	(0.11)	(5.23)

Net asset value, end of year	$11.20	$9.81	$9.09	$8.19	$10.50

Total return	15.79%	9.76%	13.73%	(20.99)%	1.04%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$34,427	$26,831	$23,510	$19,546	$22,507
Ratio of expenses to average net assets:
After waivers (f)	0.90%	0.90%	0.90%	0.90%	0.96	%(j)
Before waivers (f)	1.09%	1.13%	1.13%	1.19%	1.21%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.28%	1.43%	1.70%	1.08%	0.27%
Before waivers (f)	1.09%	1.20%	1.46%	0.79%	0.02%
Portfolio turnover rate^	39%	40%	33%	20%	209	%(h)

Class K	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.79	$9.07	$8.17	$10.47	$15.59

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16	0.16	0.17	0.12	0.08
Net realized and unrealized gain (loss)	1.42	0.76	0.97	(2.28)	0.07

Total from investment operations	1.58	0.92	1.14	(2.16)	0.15

Less distributions:
Dividends from net investment income	(0.19)	(0.20)	(0.24)	(0.13)	(1.93)
Distributions from net realized gains	—	—	—	(0.01)	(3.34)

Total dividends and distributions	(0.19)	(0.20)	(0.24)	(0.14)	(5.27)

Net asset value, end of year	$11.18	$9.79	$9.07	$8.17	$10.47

Total return	16.09%	10.03%	14.04%	(20.74)%	1.25%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$22,851	$20,999	$20,330	$18,700	$22,146
Ratio of expenses to average net assets:
After waivers (f)	0.65%	0.65%	0.65%	0.65%	0.71	%(j)
Before waivers (f)	0.84%	0.88%	0.88%	0.94%	0.96%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.54%	1.68%	1.94%	1.33%	0.52%
Before waivers (f)	1.35%	1.45%	1.71%	1.04%	0.26%
Portfolio turnover rate^	39%	40%	33%	20%	209	%(h)
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub- adviser. Excluding such transactions, the portfolio turnover rate would have been 28%.

(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.01% for Class IB and 0.76% for Class K.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (16.5%)
AASET Ltd.,
Series 2025-2A A 5.522%, 2/16/50§	$481,858	$485,044
AASET Trust,
Series 2024-1A B 6.900%, 5/16/49§	817,000	830,489
ABFC Trust,
Series 2007-WMC1 A1A 5.096%, 6/25/37 (l)	2,234,192	1,612,305
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-ASP5 A2D 4.366%, 10/25/36 (l)	2,066,023	638,519
Affirm Asset Securitization Trust,
Series 2024-A A 5.610%, 2/15/29§	525,000	525,851
Aligned Data Centers Issuer LLC,
Series 2021-1A B 2.482%, 8/15/46§	1,000,000	982,545
Amortizing Residential Collateral Trust,
Series 2002-BC10 M1 5.346%, 1/25/33 (l)	1,983,142	1,801,035
AREIT Ltd.,
Series 2024-CRE9 B 6.288%, 5/17/41 (l)§	400,000	399,003
Bain Capital Credit CLO Ltd.,
Series 2023-2A A1R 5.204%, 7/18/38 (l)§	1,000,000	1,002,467
Balboa Bay Loan Funding Ltd.,
Series 2025-2A A1 4.981%, 1/20/39 (l)§	1,000,000	1,000,000
Bayswater Park CLO Ltd.,
Series 2023-1A A1R 4.944%, 1/20/39 (l)§	1,000,000	1,000,000
BDS LLC,
Series 2022-FL11 B 6.081%, 3/19/39 (l)§	500,000	501,061
Benefit Street Partners CLO 46 Ltd.,
Series 2025-46A A 0.000%, 1/25/39 (l)§	500,000	500,000
Benefit Street Partners CLO XXXII Ltd.,
Series 2023-32A AR 5.070%, 10/25/38 (l)§	1,000,000	1,000,006
Blackbird Capital II Aircraft Lease Ltd.,
Series 2021-1A B 3.446%, 7/15/46§	1,273,653	1,224,080
Bridge Street CLO II Ltd.,
Series 2021-1A A1A 5.376%, 7/20/34 (l)§	500,000	500,516
BSPRT Issuer Ltd.,
Series 2023-FL10 B 7.015%, 9/15/35 (l)§	530,000	530,982
Canyon Capital CLO Ltd.,
Series 2014-1A CR 6.850%, 1/30/31 (l)§	500,000	501,962
Series 2017-1A DR 7.166%, 7/15/30 (l)§	500,000	500,339
Canyon CLO Ltd.,
Series 2020-1A DR2 7.005%, 7/15/34 (l)§	500,000	499,980
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-3A DRRR 6.734%, 7/20/34 (l)§	1,000,000	996,535
Carlyle US CLO,
Series 2024-4A D 7.084%, 7/20/37 (l)§	500,000	503,330
Cathedral Lake VIII Ltd.,
Series 2021-8A D1 7.566%, 1/20/35 (l)§	1,000,000	1,000,342
CIFC Funding 2025-VII Ltd.,
Series 2025-7A D1 6.369%, 1/22/39 (l)§	500,000	500,297
CLI Funding VIII LLC,
Series 2021-1A A 1 .640%, 2/18/46§	475,452	441,294
Clover CLO LLC,
Series 2021-3A DR 6.408%, 1/25/35 (l)§	500,000	496,188
Crown Point CLO IV Ltd.,
Series 2018-4A C 6.046%, 4/20/31 (l)§	500,000	501,063
CyrusOne Data Centers Issuer I LLC,
Series 2024-3A A2 4.650%, 5/20/49§	500,000	479,704
DataBank Issuer,
Series 2021-1A A2 2.060%, 2/27/51§	500,000	497,839
Series 2021-1A B 2.650%, 2/27/51§	1,500,000	1,493,479
Dryden 41 Senior Loan Fund,
Series 2015-41A DR 6.766%, 4/15/31 (l)§	500,000	500,932
Dryden 43 Senior Loan Fund,
Series 2016-43A DR3 7. 396%, 4/20/34 (l)§	500,000	497,829
FMC GMSR Issuer Trust,
Series 2020-GT1 A 4.450%, 1/25/26 (l)§	2,000,000	1,994,714
Fremont Home Loan Trust,
Series 2006-D 1A1 4.126%, 11/25/36 (l)	4,133,177	2,335,824
Gilead Aviation LLC,
Series 2025-1A B 6.524%, 3/15/50§	484,346	492,339
Goldentree Loan Management US CLO Ltd.,
Series 2023-17A AR 5.164%, 1/20/39 (l)§	500,000	500,934
Goodgreen Trust,
Series 2020-1A A 2.630%, 4/15/55§	219,866	183,153
GoodLeap Home Improvement Solutions Trust,
Series 2025-2A B 5.980%, 6/20/49§	578,503	583,971
GreenSky Home Improvement Issuer Trust,
Series 2025-3A D 5.150%, 12/27/60§	300,000	300,058
Hilton Grand Vacations Trust,
Series 2025-3EXT B 4.900%, 10/25/44§	400,000	400,995
ICG US CLO I Ltd.,
Series 2023-1A AR 5.264%, 7/18/38 (l)§	500,000	501,633

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
JOL Air Ltd.,
Series 2019-1 A 3.967%, 4/15/44§	$253,298	$252,085
Kennedy Lewis CLO 12 Ltd.,
Series 2023-12A AR 5.613%, 7/20/38 (l)§	1,000,000	1,001,806
Kennedy Lewis CLO 13 Ltd.,
Series 2023-13A A1 5.670%, 1/20/37 (l)§	500,000	500,200
Kestrel Aircraft Funding Ltd.,
Series 2018-1A A 4.250%, 12/15/38§	117,594	117,652
KREF Ltd.,
Series 2021-FL2 AS 5.150%, 2/15/39 (l)§	410,000	405,975
LCM 28 Ltd.,
Series 28A D 7.096%, 10/20/30 (l)§	500,000	493,061
MACH 1 Cayman Ltd.,
Series 2019-1 A 3.474%, 10/15/39§	235,124	233,088
Madison Park Funding LXIII Ltd.,
Series 2023-63A A1R 5.270%, 7/21/38 (l)§	500,000	501,208
Magnetite XLII Ltd.,
Series 2024-42A D1 6.658%, 1/25/38 (l)§	500,000	502,435
Magnetite XXIII Ltd.,
Series 2019-23A DR 7.170%, 1/25/35 (l)§	500,000	501,528
Magnetite XXXI Ltd.,
Series 2021-31A E 10.166%, 7/15/34 (l)§	500,000	500,000
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A2C 4.146%, 7/25/37 (l)	4,924,280	957,994
MF1 LLC,
Series 2024-FL14 AS 5.971%, 3/19/39 (l)§	530,000	530,993
MF1 Ltd.,
Series 2021-FL7 A 4.929%, 10/16/36 (l)§	110,581	110,514
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2024-FL15 A 5.422%, 8/18/41 (l)§	530,000	530,993
MidOcean Credit CLO III,
Series 2014-3A BR 5.932%, 4/21/31 (l)§	128,092	128,113
Mosaic Solar Loan Trust,
Series 2018-1A A 4.010%, 6/22/43§	111,030	106,483
Series 2018-2GS A 4.200%, 2/22/44§	181,527	170,591
Series 2019-2A B 3.280%, 9/20/40§	140,515	127,725
Nassau Ltd.,
Series 2018-IA A 5.316%, 7/15/31 (l)§	10,813	10,813
Neighborly Issuer LLC,
Series 2021-1A A2 3.584%, 4/30/51§	3,103,750	2,980,634
Neuberger Berman CLO XVII Ltd.,
Series 2014-17A AR3 5.257%, 7/22/38 (l)§	500,000	501,118
NP SPE II LLC,
Series 2017-1A A1 3.372%, 10/21/47§	213,501	206,991
Octagon 53 Ltd.,
Series 2021-1A E 10.666%, 4/15/34 (l)§	1,000,000	911,154
Octagon Investment Partners 34 Ltd.,
Series 2017-1A D 6.646%, 1/20/30 (l)§	500,000	500,400
Option One Mortgage Loan Trust,
Series 2006-1 M2 4.416%, 1/25/36 (l)	3,164,000	2,523,695
Ownit Mortgage Loan Trust,
Series 2006-3 M1 4.341%, 3/25/37 (l)	2,311,399	2,349,306
Progress Residential Trust,
Series 2022-SFR5 A 4.451%, 6/17/39§	1,123,669	1,120,816
Series 2024-SFR4 D 3.325%, 7/17/41§	5,000,000	4,715,942
Series 2024-SFR5 C 3.250%, 8/9/29 (l)§	2,800,000	2,660,142
Series 2025-SFR3 D 3.390%, 7/17/42§	1,400,000	1,289,280
Series 2025-SFR4 A 4.300%, 8/17/42§	6,250,000	6,188,332
Retained Vantage Data Centers Issuer LLC,
Series 2023-1A B 5.750%, 9/15/48§	1,500,000	1,498,944
Rockland Park CLO Ltd.,
Series 2021-1A A1R 5.184%, 7/20/38 (l)§	500,000	501,082
SoFi Consumer Loan Program Trust,
Series 2025-2 B 4.970%, 6/25/34§	700,000	705,656
Series 2025-3 C 5.040%, 8/15/34§	200,000	201,404
Sound Point CLO XX Ltd.,
Series 2018-2A C 6.070%, 7/26/31 (l)§	500,000	501,070
Sound Point CLO XXIV,
Series 2019-3A DR 7.620%, 10/25/34 (l)§	500,000	470,877
Sound Point CLO XXVI Ltd.,
Series 2020-1A DR 7.496%, 7/20/34 (l)§	500,000	488,818
Sound Point CLO XXXII Ltd.,
Series 2021-4A D 7.520%, 10/25/34 (l)§	500,000	481,042
Stellantis Financial Underwritten Enhanced Lease Trust,
Series 2025-CA C 4.440%, 8/20/30§	400,000	400,789
Storm King Park CLO Ltd.,
Series 2022-1A AR 5.265%, 10/15/37 (l)§	1,000,000	1,002,871
Subway Funding LLC,
Series 2024-1A A23 6.505%, 7/30/54§	247,500	255,882

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Sunrun Atlas Issuer LLC,
Series 2019-2 A 3.610%, 2/1/55§	$403,477	$389,012
Switch ABS Issuer LLC,
Series 2024-2A A2 5.436%, 6/25/54§	220,000	220,285
TAL Advantage VII LLC,
Series 2020-1A A 2.050%, 9/20/45§	179,500	171,777
THL Credit Wind River CLO Ltd.,
Series 2014-2A DR 7.066%, 1/15/31 (l)§	500,000	500,454
Series 2014-2A ER 9.916%, 1/15/31 (l)§	500,000	435,195
Trestles CLO VI Ltd.,
Series 2023-6A A1R 5.038%, 4/25/38 (l)§	500,000	498,787
Trestles CLO VIII Ltd.,
Series 2025-8A A1 5.627%, 6/11/35 (l)§	1,000,000	1,002,127
Tricon Residential Trust,
Series 2025-SFR2 A 5.200%, 8/17/44§	2,223,080	2,259,676
Triton Container Finance VIII LLC,
Series 2020-1A A 2.110%, 9/20/45§	276,875	261,151
Triumph Rail Holdings LLC,
Series 2021-2 A 2.150%, 6/19/51§	387,860	374,950
Upland CLO Ltd.,
Series 2016-1A CR 7.046%, 4/20/31 (l)§	1,000,000	1,001,246
Upstart Securitization Trust,
Series 2025-2 A2 5.220%, 6/20/35§	235,807	237,006
Series 2025-3 A2 4.600%, 9/20/35§	400,000	400,838
USQ Rail II LLC,
Series 2021-3A A 2.210%, 6/28/51§	412,394	396,965
Vantage Data Centers Issuer LLC,
Series 2025-3A B 6.000%, 11/15/55§	500,000	499,124
Vivint Solar Financing V LLC,
Series 2018-1A A 4.730%, 4/30/48§	801,845	773,005
Voya CLO Ltd.,
Series 2014-4A DR 10.123%, 7/14/31 (l)§	1,000,000	988,711
Series 2023-1A A1R 4.958%, 1/20/39 (l)§	500,000	500,328
Warwick Capital CLO 1 Ltd.,
Series 2023-1A AR 5.251%, 10/20/38 (l)§	1,500,000	1,502,252
WAVE LLC,
Series 2019-1 A 3.597%, 9/15/44§	443,933	435,982
Willis Engine Structured Trust IX,
Series 2025-B A 5.159%, 12/15/50§	370,000	370,979
Wind River CLO Ltd.,
Series 2014-3A DR2 7.519%, 10/22/31 (l)§	1,500,000	1,502,758

Total Asset-Backed Securities		86,100,747

Collateralized Mortgage Obligations (6.3%)
Alternative Loan Trust,
Series 2006-19CB A15 6.000%, 8/25/36	360,673	199,450
Series 2006-6CB 2A10 6.000%, 5/25/36	1,614,726	584,466
Asset-Backed Certificates Trust,
Series 2006-IM1 A2 4.326%, 4/25/36 (l)	590,350	545,148
Banc of America Funding Trust,
Series 2005-6 1A8 6.000%, 10/25/35	143,459	121,250
Series 2007-5 3A1 6.000%, 7/25/37	1,228,671	1,043,648
Banc of America Mortgage Trust,
Series 2007-3 2A8 7.000%, 9/25/37	1,705,194	1,443,995
CHL Mortgage Pass-Through Trust,
Series 2006-21 A2 6.000%, 2/25/37	1,628,181	703,177
Series 2006-J4 A5 6.250%, 9/25/36	303,505	105,967
Series 2007-14 A18 6.000%, 9/25/37	1,359,023	646,271
Series 2007-HY1 1A1 4.589%, 4/25/37 (l)	115,355	107,533
Series 2007-HY1 2A1 4.040%, 3/25/37 (l)	46,329	41,430
Citigroup Mortgage Loan Trust,
Series 2006-AR2 1A2 5.367%, 3/25/36 (l)	49,559	48,551
Series 2006-AR7 2A3A 4.583%, 11/25/36 (l)	76,566	73,670
CitiMortgage Alternative Loan Trust,
Series 2007-A2 1A4 6.000%, 2/25/37	899,238	815,991
COLT Mortgage Loan Trust,
Series 2023-2 A1 6.596%, 7/25/68 (e)§	1,332,390	1,339,093
FHLMC,
Series 5057 AX 2.000%, 12/25/50	1,248,033	806,264
Figure Line of Credit Trust,
Series 2020-1 A 4.040%, 9/25/49 (l)§	320,443	313,090
FNMA,
Series 2013-54 NP 2.500%, 3/25/43	235,667	224,514
GNMA,
Series 2020-188 2.000%, 12/20/50 IO	2,103,571	247,431
GreenPoint Mortgage Funding Trust,
Series 2007-AR2 1A3 4.326%, 4/25/47 (l)	1,891,126	1,678,650

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
HomeBanc Mortgage Trust,
Series 2005-4 M4 4.821%, 10/25/35 (l)	$7,066,300	$6,470,864
Imperial Fund Mortgage Trust,
Series 2021-NQM4 M1 3.446%, 1/25/57 (l)§	1,500,000	1,201,237
OBX Trust,
Series 2023-NQM4 A1 6.113%, 3/25/63 (e)§	1,306,103	1,307,717
PRPM LLC,
Series 2025-4 A1 6.179%, 6/25/30 (e)§	647,513	648,742
Series 2025-5 A1 5.729%, 7/25/30 (e)§	2,785,379	2,787,617
PRPM Trust,
Series 2025-3 A1 6.255%, 5/25/30 (e)§	900,015	901,718
RALI Trust,
Series 2006-QS17 A7 6.000%, 12/25/36	1,181,739	993,622
Series 2007-QS8 A10 6.000%, 6/25/37	748,111	615,625
RBSGC Mortgage Loan Trust,
Series 2005-A 3A 6.000%, 4/25/35	1,380,958	472,057
RFMSI Trust,
Series 2006-S6 A14 6.000%, 7/25/36	101,585	88,201
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS 1A2A 4.726%, 10/25/35 (l)	679,480	658,894
Suntrust Alternative Loan Trust,
Series 2005-1F 2A8 6.000%, 12/25/35	80,120	74,773
Towd Point Mortgage Trust,
Series 2019-1 M1 3.750%, 3/25/58 (l)§	2,500,000	2,193,111
Verus Securitization Trust,
Series 2021-3 M1 2.397%, 6/25/66 (l)§	2,500,000	1,908,781
Series 2024-3 M1 6.887%, 4/25/69 (l)§	750,000	761,404
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1 6.000%, 6/25/37	101,201	93,073
Series 2007-PA6 A1
5.900%, 12/28/37 (l)	682,596	626,717

Total Collateralized Mortgage Obligations		32,893,742

Commercial Mortgage-Backed Securities (5.5%)
BAMLL Commercial Mortgage Securities Trust,
Series 2016-ISQ C 3.606%, 8/14/34 (l)§	516,000	269,075
BANK,
Series 2017-BNK5 B 3.896%, 6/15/60 (l)	557,000	542,363
Series 2019-BN23 A3 2.920%, 12/15/52	550,000	520,825
Series 2021-BN35 A5 2.285%, 6/15/64	343,000	304,620
Series 2021-BN37 C 3.106%, 11/15/64 (l)	412,000	327,637
Series 2022-BNK39 AS 3.181%, 2/15/55	530,000	481,973
Series 2022-BNK39 E 2.500%, 2/15/55§	174,000	116,980
BANK5,
Series 2024-5YR10 AS 5.637%, 10/15/57	526,000	540,687
Series 2024-5YR9 A3 5.614%, 8/15/57	529,000	550,611
Series 2025-5YR18 A3 5.145%, 12/15/58	470,000	483,141
BBCMS Mortgage Trust,
Series 2020-C6 F5TC 3.688%, 2/15/53 (l)§	644,000	416,368
Series 2021-C12 A5 2.689%, 11/15/54	653,000	585,900
Series 2021-C12 XD 1.023%, 11/15/54 IO (l)§	9,899,000	521,042
Series 2021-C9 A5 2.299%, 2/15/54	668,000	601,749
Series 2024-5C29 A3 5.208%, 9/15/57	527,000	541,749
Series 2025-5C37 AS 5.382%, 9/15/58 (l)	473,000	482,645
Benchmark Mortgage Trust,
Series 2019-B13 A3 2.701%, 8/15/57	525,000	498,249
Series 2021-B23 XA 1.255%, 2/15/54 IO (l)	4,784,137	223,451
Series 2022-B32 AS 3.409%, 1/15/55 (l)	530,000	461,884
Series 2024-V10 A3 5.277%, 9/15/57	530,000	545,333
Series 2024-V11 A3 5.909%, 11/15/57 (l)	239,000	251,044
Series 2024-V8 A2 5.707%, 7/15/57	528,000	548,218
Series 2024-V8 A3 6.189%, 7/15/57 (l)	454,000	479,549
Series 2024-V9 A3 5.602%, 8/15/57	528,000	548,266
Series 2025-V15 AS 6.175%, 6/15/58	302,000	317,003
Series 2025-V16 A3 5.439%, 8/15/58 (l)	160,000	166,279
Series 2025-V17 A3 5.075%, 9/15/58	473,000	484,735
Series 2025-V18 AS 5.593%, 10/15/58	471,000	485,119
BMO Mortgage Trust,
Series 2024-5C3 AS 6.286%, 2/15/57 (l)	516,000	538,025
Series 2024-5C6 A3 5.316%, 9/15/57	527,000	542,807
Series 2025-5C11 AS 5.938%, 7/15/58	459,000	479,200
Series 2025-5C12 AS 5.557%, 10/15/58	472,000	483,380

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
BX Trust,
Series 2019-OC11 D 3.944%, 12/9/41 (l)§	$350,000	$333,320
Cantor Commercial Real Estate Lending,
Series 2019-CF1 65C 4.123%, 5/15/52 (l)§	502,000	50,200
CENT Trust,
Series 2025-CITY A 4.920%, 7/10/40 (l)§	312,000	315,378
CFCRE Commercial Mortgage Trust,
Series 2016-C6 B 3.804%, 11/10/49	900,000	854,399
Series 2017-C8 B 4.199%, 6/15/50 (l)	514,000	498,948
Citigroup Commercial Mortgage Trust,
Series 2016-GC36 B 4.644%, 2/10/49 (l)	504,000	471,349
Series 2016-P4 XA 1.880%, 7/10/49 IO (l)	638,719	1,253
Series 2019-GC41 B 3.199%, 8/10/56	276,000	244,572
Series 2020-420K D 3.312%, 11/10/42 (l)§	350,000	312,315
Series 2020-GC46 B 3.150%, 2/15/53 (l)	401,000	351,409
Commercial Mortgage Trust,
Series 2014-CR16 C 4.777%, 4/10/47 (l)	900,000	864,921
Series 2015-DC1 C 4.289%, 2/10/48 (l)	100,000	89,917
Series 2016-DC2 XA 0.769%, 2/10/49 IO (l)	159,612	10
CSAIL Commercial Mortgage Trust,
Series 2015-C1 XA 0.170%, 4/15/50 IO (l)	75,128	—
CSMC Trust,
Series 2021-B33 B 3.645%, 10/10/43 (l)§	620,000	555,347
GS Mortgage Securities Corp. Trust,
Series 2018-RIVR C 5.297%, 7/15/35 (l)§	272,000	2,720
GS Mortgage Securities Trust,
Series 2014-GC26 D 4.400%, 11/10/47 (l)§	100,000	55,385
Series 2015-GS1 B 4.238%, 11/10/48 (l)	526,123	496,341
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1 XA 0.808%, 1/15/49 IO (l)	104,593	2
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 C 3.696%, 7/15/50 (l)	600,000	537,804
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 AS 3.484%, 6/15/49	800,000	760,709
Series 2016-C2 XA 1.480%, 6/15/49 IO (l)	473,056	1,519
LCCM Trust,
Series 2017-LC26 C 4.706%, 7/12/50§	400,000	378,806
LSTAR Commercial Mortgage Trust,
Series 2016-4 C 4.683%, 3/10/49 (l)§	72,000	71,042
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C31 B 3.880%, 11/15/49 (l)	500,000	479,313
Series 2017-C33 B 4.105%, 5/15/50	753,000	725,297
Morgan Stanley Capital I Trust,
Series 2016-UB11 XA 1.426%, 8/15/49 IO (l)	683,513	2,072
Series 2021-L7 XD 0.921%, 10/15/54 IO (l)§	11,180,000	536,661
NJ Trust,
Series 2023-GSP A 6.481%, 1/6/29 (l)§	500,000	523,550
Series 2025-WBRK A 5.867%, 3/5/35 (l)§	230,000	238,657
SG Commercial Mortgage Securities Trust,
Series 2016-C5 XA 1.806%, 10/10/48 IO (l)	417,380	1,642
SLG Office Trust,
Series 2021-OVA E 2.851%, 7/15/41§	380,000	324,178
UBS Commercial Mortgage Trust,
Series 2017-C6 B 4.154%, 12/15/50 (l)	343,000	322,715
Series 2017-C7 C 4.571%, 12/15/50 (l)	500,000	473,509
VEGAS Trust,
Series 2024-TI A 5.518%, 11/10/39§	181,000	183,885
Velocity Commercial Capital Loan Trust,
Series 2019-1 M1 3.940%, 3/25/49 (l)§	292,804	277,893
Series 2019-1 M2 4.010%, 3/25/49 (l)§	159,392	147,204
Series 2019-1 M3 4.120%, 3/25/49 (l)§	131,113	115,977
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31 C 4.720%, 11/15/48 (l)	36,315	35,670
Series 2016-NXS6 XA 1.540%, 11/15/49 IO (l)	665,025	2,641
Series 2017-RC1 XA 1.370%, 1/15/60 IO (l)	697,453	7,663
Series 2019-C50 C 4.345%, 5/15/52	412,000	365,205
Series 2020-C58 B 2.704%, 7/15/53	550,000	461,352
Series 2025-5C4 A3 5.673%, 5/15/58	451,000	471,753
Series 2025-5C5 AS 5.918%, 7/15/58	465,000	483,112
Series 2025-5C6 C 5.830%, 10/15/58 (l)	472,000	471,854
Series 2025-5C7 B 5.855%, 12/15/58 (l)	470,000	484,227

Total Commercial Mortgage-Backed Securities		28,723,603

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Corporate Bonds (22.6%)
Communication Services (1.4%)
Diversified Telecommunication Services (0.7%)
Altice France SA 6.875%, 7/15/32§	$60,000	$57,225
AT&T, Inc.
4.300%, 2/15/30	500,000	500,746
3.500%, 9/15/53	825,000	554,005
Bell Canada
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.875%, 9/15/55 (k)	172,000	177,375
CCO Holdings LLC
5.125%, 5/1/27§	100,000	99,780
4.750%, 3/1/30§	150,000	143,296
4.750%, 2/1/32 (x)§	105,000	95,944
4.250%, 1/15/34 (x)§	60,000	51,037
Cipher Compute LLC 7.125%, 11/15/30§	85,000	86,685
Flash Compute LLC 7.250%, 12/31/30§	105,000	104,113
Level 3 Financing, Inc. 6.875%, 6/30/33§	185,000	189,312
TELUS Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.71%), 7.000%, 10/15/55 (k)(x)	287,000	297,404
Uniti Group LP 8.625%, 6/15/32§	75,000	73,826
Verizon Communications, Inc.
5.401%, 7/2/37§	475,000	479,491
5.750%, 11/30/45	368,000	366,184
Windstream Services LLC
8.250%, 10/1/31§	55,000	57,700
7.500%, 10/15/33§	45,000	46,259

		3,380,382

Entertainment (0.1%)
Netflix, Inc. 5.400%, 8/15/54	211,000	205,060
Warnermedia Holdings, Inc.
4.054%, 3/15/29	80,000	77,400
4.279%, 3/15/32	35,000	30,712
5.050%, 3/15/42	55,000	38,933

		352,105

Interactive Media & Services (0.1%)
Meta Platforms, Inc.
5.500%, 11/15/45	152,000	147,810
4.450%, 8/15/52	320,000	260,716

		408,526

Media (0.3%)
Clear Channel Outdoor Holdings, Inc.
7.500%, 6/1/29 (x)§	70,000	69,377
7.125%, 2/15/31§	135,000	141,252
Directv Financing LLC
5.875%, 8/15/27§	87,000	87,423
8.875%, 2/1/30§	115,000	116,480
DISH DBS Corp.
5.750%, 12/1/28§	100,000	97,224
5.125%, 6/1/29	65,000	57,362
EchoStar Corp. 10.750%, 11/30/29	80,000	88,530
Gray Media, Inc.
9.625%, 7/15/32§	95,000	98,562
7.250%, 8/15/33§	95,000	97,078
Lamar Media Corp. 5.375%, 11/1/33§	110,000	109,312
McGraw-Hill Education, Inc.
5.750%, 8/1/28§	105,000	105,320
7.375%, 9/1/31§	40,000	42,158
Neptune Bidco US, Inc. 10.375%, 5/15/31§	70,000	71,758
Sirius XM Radio LLC 5.500%, 7/1/29§	105,000	105,861
Univision Communications, Inc. 7.375%, 6/30/30§	100,000	101,593
Videotron Ltd. 5.700%, 1/15/35§	283,000	289,304

		1,678,594

Wireless Telecommunication Services (0.2%)
Digicel Group Holdings Ltd.
Series 2B14 (Zero Coupon), 12/31/30 (r)§	14,052	494
Series 4B14 (Zero Coupon), 12/31/30 (r)§	40,405	203
Millicom International Cellular SA
5.125%, 1/15/28 (m)	360,000	358,989
6.250%, 3/25/29 (m)(x)	360,000	361,260
T-Mobile USA, Inc.
3.400%, 10/15/52	320,000	215,281
5.250%, 6/15/55	185,000	169,057
5.875%, 11/15/55	178,000	177,911

		1,283,195

Total Communication Services		7,102,802

Consumer Discretionary (1.5%)
Automobile Components (0.1%)
American Axle & Manufacturing, Inc.
6.375%, 10/15/32§	85,000	86,316
7.750%, 10/15/33§	55,000	56,038
Clarios Global LP
6.750%, 2/15/30§	190,000	198,333
6.750%, 9/15/32§	225,000	233,161
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/29 (x)§	55,000	47,568

		621,416

Automobiles (0.1%)
Hyundai Capital America 5.300%, 1/8/29§	559,000	572,595
Nissan Motor Acceptance Co. LLC 6.125%, 9/30/30§	100,000	99,914

		672,509

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Broadline Retail (0.0%)†
Wayfair LLC
7.250%, 10/31/29§	$75,000	$78,106
6.750%, 11/15/32§	70,000	71,873

		149,979

Distributors (0.1%)
Dealer Tire LLC 8.000%, 2/1/28§	100,000	99,375
Vamos Europe SA 9.200%, 1/26/31 (x)§	200,000	191,812

		291,187

Diversified Consumer Services (0.1%)
Graham Holdings Co. 5.625%, 12/1/33§	155,000	156,339
Mavis Tire Express Services Topco Corp. 6.500%, 5/15/29 (x)§	60,000	59,400
Rentokil Terminix Funding LLC 5.000%, 4/28/30§	200,000	203,366
Wand NewCo 3, Inc. 7.625%, 1/30/32§	115,000	121,497

		540,602

Hotels, Restaurants & Leisure (0.7%)
Acushnet Co. 5.625%, 12/1/33§	100,000	101,000
Caesars Entertainment, Inc. 6.000%, 10/15/32 (x)§	155,000	150,457
Carnival Corp.
5.125%, 5/1/29§	100,000	101,122
5.750%, 8/1/32§	190,000	194,987
6.125%, 2/15/33§	99,000	102,218
Expedia Group, Inc. 3.800%, 2/15/28	293,000	291,311
Fertitta Entertainment LLC 6.750%, 1/15/30 (x)§	60,000	56,896
Full House Resorts, Inc. 8.250%, 2/15/28 (x)§	80,000	69,511
Life Time, Inc. 6.000%, 11/15/31§	200,000	204,846
Light & Wonder International, Inc. 6.250%, 10/1/33§	125,000	126,315
Lindblad Expeditions LLC 7.000%, 9/15/30§	95,000	99,081
Marriott International, Inc.
4.500%, 10/15/31	294,000	294,727
5.300%, 5/15/34	283,000	292,440
McDonald’s Corp. 4.450%, 3/1/47	325,000	278,830
NCL Corp. Ltd.
5.875%, 1/15/31§	55,000	54,713
6.250%, 9/15/33§	55,000	54,897
Rivers Enterprise Borrower LLC 6.625%, 2/1/33§	285,000	291,384
Rivers Enterprise Lender LLC 6.250%, 10/15/30§	50,000	50,938
Royal Caribbean Cruises Ltd.
5.375%, 7/15/27§	148,000	149,162
5.375%, 1/15/36	128,000	128,742
Sabre GLBL, Inc.
10.750%, 11/15/29§	45,000	38,250
10.750%, 3/15/30§	64,000	52,560
Viking Cruises Ltd. 5.875%, 10/15/33§	185,000	187,492
Voyager Parent LLC 9.250%, 7/1/32§	95,000	100,755

		3,472,634

Household Durables (0.1%)
Newell Brands, Inc. 6.375%, 5/15/30 (x)	60,000	58,576
Taylor Morrison Communities, Inc. 5.750%, 11/15/32§	100,000	102,781
Whirlpool Corp. 6.500%, 6/15/33	95,000	91,899

		253,256

Leisure Products (0.0%)†
Mattel, Inc. 5.000%, 11/17/30	120,000	120,616

Specialty Retail (0.3%)
AutoZone, Inc. 5.125%, 6/15/30	274,000	282,612
Cougar JV Subsidiary LLC 8.000%, 5/15/32§	100,000	106,783
InRetail Consumer 3.250%, 3/22/28 (m)	600,000	581,658
Lowe’s Cos., Inc. 5.625%, 4/15/53	169,000	164,100
Michaels Cos., Inc. (The) 5.250%, 5/1/28§	50,000	48,070
O’Reilly Automotive, Inc. 5.000%, 8/19/34	147,000	148,210
Staples, Inc. 10.750%, 9/1/29§	100,000	99,470
Victra Holdings LLC 8.750%, 9/15/29 (x)§	265,000	279,366

		1,710,269

Total Consumer Discretionary		7,832,468

Consumer Staples (0.9%)
Beverages (0.1%)
Diageo Investment Corp. 5.125%, 8/15/30	235,000	243,496

Consumer Staples Distribution & Retail (0.3%)
Cencosud SA 4.375%, 7/17/27 (m)	600,000	600,000
Kroger Co. (The) 5.650%, 9/15/64	301,000	287,887
United Natural Foods, Inc. 6.750%, 10/15/28§	415,000	414,428
US Foods, Inc. 5.750%, 4/15/33§	260,000	264,750

		1,567,065

Food Products (0.3%)
Bunge Ltd. Finance Corp. 4.650%, 9/17/34	349,000	341,859

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Campbell’s Co. (The) 5.400%, 3/21/34	$144,000	$146,711
Flowers Foods, Inc. 5.750%, 3/15/35	289,000	289,811
JBS USA Holding Lux Sarl 3.750%, 12/1/31	227,000	215,318
Mars, Inc. 5.700%, 5/1/55§	299,000	299,057
Minerva Luxembourg SA 8.875%, 9/13/33§	200,000	218,000
Post Holdings, Inc. 6.375%, 3/1/33§	150,000	151,341

		1,662,097

Household Products (0.0%)†
Energizer Holdings, Inc. 6.000%, 9/15/33§	100,000	95,750

Tobacco (0.2%)
BAT Capital Corp.
5.625%, 8/15/35 (x)	283,000	295,048
4.540%, 8/15/47	257,000	213,390
Philip Morris International, Inc.
5.375%, 2/15/33	275,000	287,778
5.250%, 2/13/34	255,000	263,640

		1,059,856

Total Consumer Staples		4,628,264

Energy (2.4%)
Energy Equipment & Services (0.3%)
Archrock Partners LP 6.625%, 9/1/32§	190,000	195,537
Guara Norte Sarl 5.198%, 6/15/34 (m)	147,330	143,794
Kodiak Gas Services LLC
7.250%, 2/15/29§	190,000	197,317
6.500%, 10/1/33§	55,000	56,204
6.750%, 10/1/35§	55,000	56,358
Nabors Industries, Inc.
9.125%, 1/31/30§	75,000	78,783
7.625%, 11/15/32§	70,000	68,687
WBI Operating LLC 6.500%, 10/15/33§	175,000	174,069
Weatherford International Ltd. 6.750%, 10/15/33§	195,000	199,415

		1,170,164

Oil, Gas & Consumable Fuels (2.1%)
Acu Petroleo Luxembourg Sarl 7.500%, 1/13/32 (m)	221,049	225,251
Adani Renewable Energy RJ Ltd. 4.625%, 10/15/39 m)	164,250	139,202
Antero Midstream Partners LP 5.750%, 7/1/34§	106,000	106,849
BPRL International Singapore Pte. Ltd. 4.375%, 1/18/27 (m)	500,000	500,100
Buckeye Partners LP 6.875%, 7/1/29§	95,000	98,678
Cheniere Energy Partners LP 4.000%, 3/1/31	154,000	149,733
Cheniere Energy, Inc.
4.625%, 10/15/28	288,000	287,758
5.650%, 4/15/34	149,000	154,500
Chord Energy Corp.
6.000%, 10/1/30§	75,000	75,714
6.750%, 3/15/33§	120,000	123,702
CNX Resources Corp. 6.000%, 1/15/29§	100,000	100,534
Colonial Enterprises, Inc. 5.627%, 11/15/35§	173,000	174,377
Cosan Luxembourg SA 5.500%, 9/20/29 (m)	200,000	195,626
Cosan Overseas Ltd. 8.250%, 2/5/26 (m)(y)	500,000	501,460
DT Midstream, Inc. 4.125%, 6/15/29§	152,000	149,821
Eastern Energy Gas Holdings LLC 5.650%, 10/15/54	301,000	290,688
Ecopetrol SA
5.875%, 5/28/45	100,000	74,262
5.875%, 11/2/51	650,000	467,187
Enterprise Products Operating LLC 5.550%, 2/16/55	286,000	277,233
Expand Energy Corp.
6.750%, 4/15/29§	86,000	86,538
4.750%, 2/1/32	147,000	144,868
Fermaca Enterprises S de RL de CV 6.375%, 3/30/38 (m)	368,835	374,600
Florida Gas Transmission Co. LLC 5.750%, 7/15/35§	122,000	126,541
Galaxy Pipeline Assets Bidco Ltd. 2.940%, 9/30/40 (m)	173,276	147,444
GNL Quintero SA 4.634%, 7/31/29 (m)	376,640	376,877
Gulfport Energy Operating Corp. 6.750%, 9/1/29§	190,000	195,863
Gulfstream Natural Gas System LLC 5.600%, 7/23/35§	177,000	181,532
Harvest Midstream I LP 7.500%, 5/15/32§	180,000	187,423
Hilcorp Energy I LP 7.250%, 2/15/35§	85,000	80,753
Kinder Morgan Energy Partners LP 6.950%, 1/15/38	129,000	145,560
Matador Resources Co. 6.500%, 4/15/32§	100,000	101,189
NGL Energy Operating LLC 8.125%, 2/15/29§	50,000	51,847
NGPL PipeCo LLC 3.250%, 7/15/31§	332,000	305,288
ONGC Videsh Vankorneft Pte. Ltd. 3.750%, 7/27/26 (m)	800,000	797,552
Permian Resources Operating LLC 6.250%, 2/1/33§	144,000	147,646
Pertamina Persero PT 1.400%, 2/9/26 (m)	600,000	598,038
Peru LNG Srl 5.375%, 3/22/30 (m)	450,060	434,105
Petrobras Global Finance BV 5.125%, 9/10/30	300,000	294,339
Petroleos Mexicanos 6.750%, 9/21/47	100,000	82,020

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Raizen Fuels Finance SA 5.700%, 1/17/35 (m)	$400,000	$309,876
Reliance Industries Ltd. 3.667%, 11/30/27 (m)	250,000	247,735
SM Energy Co. 7.000%, 8/1/32§	105,000	102,999
Sunoco LP 6.000%, 4/15/27	90,000	89,987
Tallgrass Energy Partners LP
7.375%, 2/15/29 (x)§	95,000	98,086
6.750%, 3/15/34§	55,000	54,914
TransCanada PipeLines Ltd. 4.625%, 3/1/34	500,000	486,253
Ultrapar International SA 5.250%, 10/6/26 (m)	200,000	199,134
Venture Global LNG, Inc.
8.125%, 6/1/28§	55,000	55,578
8.375%, 6/1/31§	65,000	64,613
9.875%, 2/1/32§	45,000	46,494
Venture Global Plaquemines LNG LLC
6.125%, 12/15/30§	50,000	50,925
7.500%, 5/1/33§	35,000	37,706
6.500%, 1/15/34§	110,000	112,637
Viper Energy Partners LLC 4.900%, 8/1/30	105,000	106,092
Vital Energy, Inc. 7.875%, 4/15/32 (x)§	35,000	34,467

		11,050,194

Total Energy		12,220,358

Financials (3.5%)
Banks (1.5%)
Banco Industrial SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.44%), 4.875%, 1/29/31 (k)(m)	500,000	496,700
Bank of America Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.625%, 5/1/30 (k)(y)	149,000	154,774
(SOFR + 1.21%), 2.572%, 10/20/32 (k)	236,000	212,905
(SOFR + 1.65%), 5.468%, 1/23/35 (k)	227,000	236,728
(SOFR + 1.70%), 5.744%, 2/12/36 (k)	248,000	258,426
Barclays plc (SOFR + 1.83%), 5.860%, 8/11/46 (k)	301,000	308,329
Citigroup, Inc.
(SOFR + 1.28%), 3.070%, 2/24/28 (k)	118,000	116,659
(SOFR + 1.46%), 4.952%, 5/7/31 (k)	246,000	251,243
(SOFR + 1.17%), 4.503%, 9/11/31 (k)	173,000	173,286
(SOFR + 2.66%), 6.174%, 5/25/34 (k)	141,000	150,057
Series GG
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.875%, 8/15/30 (k)(y)	148,000	151,152
Credit Agricole SA (SOFR + 1.36%), 4.818%, 9/25/33 (k)§	305,000	304,787
Intercorp Financial Services, Inc. 4.125%, 10/19/27 (m)	300,000	297,832
JPMorgan Chase & Co.
(SOFR + 1.01%), 5.140%, 1/24/31 (k)	247,000	255,524
(SOFR + 1.44%), 5.103%, 4/22/31 (k)	277,000	286,122
(SOFR + 0.93%), 4.255%, 10/22/31(k)	153,000	152,565
(SOFR + 1.46%), 5.294%, 7/22/35 (k)	549,000	566,785
(SOFR + 1.64%), 5.576%, 7/23/36 (k)	186,000	192,651
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.068%, 6/13/36 (k)	351,000	368,982
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.115%, 5/23/31 (k)	348,000	357,291
PNC Financial Services Group, Inc. (The) (SOFR + 1.42%), 5.373%, 7/21/36 (k)	99,000	101,836
Royal Bank of Canada (SOFR + 0.98%), 4.305%, 11/3/31 (k)	449,000	446,911
Societe Generale SA (SOFR + 1.73%), 5.439%, 10/3/36 (k)§	308,000	308,897
Toronto-Dominion Bank (The) 4.928%, 10/15/35	152,000	152,328
Truist Financial Corp.
(SOFR + 2.45%), 7.161%, 10/30/29 (k)	123,000	132,702
(SOFR + 1.57%), 5.153%, 8/5/32 (k)	279,000	288,075
Wells Fargo & Co. (SOFR + 1.50%), 5.150%, 4/23/31 (k)	574,000	592,369
(SOFR + 2.06%), 6.491%, 10/23/34 (k)	418,000	462,746
(SOFR + 1.34%), 4.892%, 9/15/36 (k)	126,000	125,682

		7,904,344

Capital Markets (0.4%)
Bank of New York Mellon Corp. (The) (SOFR + 1.23%), 5.060%, 7/22/32 (k)	254,000	262,703
Goldman Sachs Group, Inc. (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.850%, 2/10/30 (k)(y)	137,000	142,137

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
(SOFR + 1.06%), 4.369%, 10/21/31 (k)	$300,000	$299,203
(SOFR + 1.55%), 5.330%, 7/23/35 (k)	274,000	281,395
Morgan Stanley
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.948%, 1/19/38 (k)	144,000	151,779
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.942%, 2/7/39 (k)	277,000	290,286
Series I (SOFR + 1.07%), 4.356%, 10/22/31 (k)	151,000	150,511
SURA Asset Management SA 6.350%, 5/13/32§	200,000	213,266
UBS Group AG (SOFR + 1.34%), 5.010%, 3/23/37 (k)§	306,000	303,906

		2,095,186

Consumer Finance (0.7%)
AerCap Ireland Capital DAC
5.100%, 1/19/29	225,000	230,056
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.950%, 3/10/55 (k)	310,000	324,725
Aircastle Ltd. 5.250%, 3/15/30§	284,000	289,692
American Express Co. (SOFR + 1.44%), 5.016%, 4/25/31 (k)	612,000	630,597
Avilease Capital Ltd. 4.750%, 11/12/30§	303,000	301,085
Avolon Holdings Funding Ltd.
5.750%, 3/1/29§	258,000	266,991
5.750%, 11/15/29§	309,000	320,124
Azorra Finance Ltd. 7.250%, 1/15/31 (x)§	190,000	198,894
GGAM Finance Ltd. 6.875%, 4/15/29§	190,000	196,907
Macquarie Airfinance Holdings Ltd.
5.200%, 3/27/28§	152,000	154,232
5.150%, 3/17/30§	149,000	150,825
OneMain Finance Corp.
7.500%, 5/15/31 (x)	95,000	100,009
6.500%, 3/15/33	140,000	141,053

		3,305,190

Financial Services (0.3%)
Block Financial LLC 5.375%, 9/15/32	312,000	314,528
Fiserv, Inc. 5.450%, 3/15/34	270,000	273,485
Freedom Mortgage Holdings LLC 8.375%, 4/1/32§	45,000	47,438
Global Payments, Inc.
4.950%, 8/15/27	289,000	292,382
5.550%, 11/15/35	147,000	146,219
Nationwide Building Society (SOFR + 1.65%), 5.537%, 7/14/36 (k)§	342,000	353,453
PennyMac Financial Services, Inc.
7.875%, 12/15/29 (x)§	110,000	116,958
6.875%, 5/15/32§	70,000	73,137
Rocket Cos., Inc. 6.375%, 8/1/33§	95,000	99,063

		1,716,663

Insurance (0.6%)
200 Park Funding Trust 5.740%, 2/15/55§	347,000	345,127
Acrisure LLC 6.750%, 7/1/32§	160,000	164,443
Alliant Holdings Intermediate LLC 6.500%, 10/1/31§	110,000	113,357
APH Somerset Investor 2 LLC 7.875%, 11/1/29§	80,000	80,926
Arthur J Gallagher & Co. 4.850%, 12/15/29	169,000	172,839
Athene Global Funding
5.349%, 7/9/27§	233,000	236,882
4.721%, 10/8/29§	148,000	147,904
5.033%, 7/17/30§	163,000	164,344
Brown & Brown, Inc. 6.250%, 6/23/55	123,000	128,417
Guardian Life Global Funding 4.798%, 4/28/30§	247,000	252,103
HUB International Ltd. 7.250%, 6/15/30§	80,000	83,817
MetLife, Inc.
Series G
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.08%), 6.350%, 3/15/55 (k)	247,000	259,445
New York Life Insurance Co. 6.750%, 11/15/39§	130,000	148,214
Panther Escrow Issuer LLC 7.125%, 6/1/31§	150,000	155,493
Prudential Financial, Inc. 5.200%, 3/14/35 (x)	184,000	188,774
Travelers Cos., Inc. (The) 5.700%, 7/24/55	118,000	120,466
Willis North America, Inc. 4.550%, 3/15/31	167,000	167,240

		2,929,791

Mortgage Real Estate Investment Trusts (REITs) (0.0%)†
Starwood Property Trust, Inc. (REIT) 5.250%, 10/15/28§	165,000	166,157

Total Financials		18,117,331

Health Care (1.1%)
Biotechnology (0.2%)
AbbVie, Inc.
4.700%, 5/14/45	303,000	274,185
5.500%, 3/15/64	170,000	165,025
Amgen, Inc. 5.750%, 3/2/63	407,000	397,927
Biogen, Inc. 5.050%, 1/15/31	276,000	284,674

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Gilead Sciences, Inc. 5.550%, 10/15/53	$152,000	$151,601

		1,273,412

Health Care Equipment & Supplies (0.3%)
180 Medical, Inc. 5.300%, 10/8/35§	200,000	199,395
Bausch + Lomb Corp. 8.375%, 10/1/28§	240,000	250,350
GE HealthCare Technologies, Inc. 4.800%, 1/15/31	288,000	293,548
Medline Borrower LP 5.250%, 10/1/29§	160,000	160,889
VSP Optical Group, Inc. 5.450%, 12/1/35§	108,000	108,813
Zimmer Biomet Holdings, Inc. 5.200%, 9/15/34	281,000	286,985

		1,299,980

Health Care Providers & Services (0.3%)
Cardinal Health, Inc.
4.600%, 3/15/43	285,000	249,926
4.500%, 11/15/44	41,000	35,126
Community Health Systems, Inc. 6.000%, 1/15/29 (x)§	110,000	109,696
Elevance Health, Inc. 4.550%, 5/15/52	82,000	68,159
Laboratory Corp. of America Holdings 4.800%, 10/1/34	606,000	601,304
LifePoint Health, Inc. 10.000%, 6/1/32§	95,000	100,694
Quest Diagnostics, Inc. 5.000%, 12/15/34	283,000	286,011
Radiology Partners, Inc. 8.500%, 7/15/32§	145,000	150,800
Tenet Healthcare Corp.
5.500%, 11/15/32§	15,000	15,189
6.000%, 11/15/33§	15,000	15,410

		1,632,315

Health Care Technology (0.0%)†
IQVIA, Inc. 6.250%, 2/1/29	195,000	205,505

Life Sciences Tools & Services (0.1%)
Illumina, Inc. 4.750%, 12/12/30	245,000	247,447

Pharmaceuticals (0.2%)
Bausch Health Cos., Inc.
5.250%, 1/30/30§	50,000	35,076
14.000%, 10/15/30§	5,000	5,025
Merck & Co., Inc. 5.700%, 9/15/55	363,000	367,733
Royalty Pharma plc 5.950%, 9/25/55	179,000	177,791
Takeda US Financing, Inc. 5.900%, 7/7/55	299,000	303,342
Zoetis, Inc.
4.150%, 8/17/28	289,000	290,416
4.700%, 2/1/43	117,000	107,638

		1,287,021

Total Health Care		5,945,680

Industrials (3.7%)
Aerospace & Defense (0.3%)
AAR Escrow Issuer LLC 6.750%, 3/15/29§	115,000	119,072
Goat Holdco LLC 6.750%, 2/1/32§	110,000	112,705
Lockheed Martin Corp. 5.000%, 8/15/35	287,000	292,392
Northrop Grumman Corp.
4.030%, 10/15/47	178,000	142,607
5.200%, 6/1/54 (x)	295,000	276,392
Textron, Inc. 5.500%, 5/15/35	281,000	291,415
TransDigm, Inc.
6.375%, 5/31/33§	185,000	189,775
6.250%, 1/31/34§	15,000	15,544
6.750%, 1/31/34§	20,000	20,817

		1,460,719

Building Products (0.4%)
Amrize Finance US LLC 4.950%, 4/7/30	129,000	131,975
Builders FirstSource, Inc.
6.375%, 3/1/34§	235,000	243,068
6.750%, 5/15/35§	100,000	104,586
Carlisle Cos., Inc. 5.550%, 9/15/40	119,000	120,657
Cornerstone Building Brands, Inc. 9.500%, 8/15/29§	70,000	51,450
CRH SMW Finance DAC 5.125%, 1/9/30	370,000	381,521
EMRLD Borrower LP 6.625%, 12/15/30§	185,000	192,807
Griffon Corp. 5.750%, 3/1/28	235,000	234,859
Miter Brands Acquisition Holdco, Inc. 6.750%, 4/1/32§	190,000	194,176
Owens Corning 5.700%, 6/15/34	135,000	142,144
Quikrete Holdings, Inc. 6.750%, 3/1/33§	165,000	172,222
Standard Building Solutions, Inc.
6.500%, 8/15/32§	95,000	97,804
5.875%, 3/15/34§	65,000	65,178

		2,132,447

Commercial Services & Supplies (0.5%)
Allied Universal Holdco LLC 7.875%, 2/15/31§	280,000	295,078
Element Fleet Management Corp.
6.319%, 12/4/28§	273,000	287,919
5.037%, 3/25/30§	280,000	285,854
Garda World Security Corp.
6.500%, 1/15/31§	85,000	86,878
8.250%, 8/1/32§	280,000	283,794

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Madison IAQ LLC 5.875%, 6/30/29§	$305,000	$302,298
Republic Services, Inc. 5.150%, 3/15/35	280,000	289,550
Rollins, Inc. 5.250%, 2/24/35	296,000	302,344
Veralto Corp.
5.350%, 9/18/28	100,000	103,043
5.450%, 9/18/33	144,000	150,277
Veritiv Operating Co. 10.500%, 11/30/30§	95,000	102,133
Waste Connections, Inc. 5.250%, 9/1/35	235,000	243,739

		2,732,907

Construction & Engineering (0.3%)
Bioceanico Sovereign Certificate Ltd. (Zero Coupon), 6/5/34 (m)	620,187	506,227
MasTec, Inc. 5.900%, 6/15/29	285,000	297,549
Mexico City Airport Trust 3.875%, 4/30/28 (m)	300,000	293,064
Quanta Services, Inc. 5.250%, 8/9/34	246,000	252,880

		1,349,720

Electrical Equipment (0.1%)
Hubbell, Inc. 4.800%, 11/15/35	170,000	169,080
Molex Electronic Technologies LLC 5.250%, 4/30/32§	312,000	320,424
Vertiv Group Corp. 4.125%, 11/15/28§	147,000	145,068

		634,572

Ground Transportation (0.9%)
Ashtead Capital, Inc. 5.550%, 5/30/33§	243,000	251,087
Burlington Northern Santa Fe LLC 5.200%, 4/15/54	403,000	379,779
CSX Corp. 3.800%, 11/1/46	717,000	562,858
Dcli Bidco LLC 7.750%, 11/15/29§	140,000	143,860
Genesee & Wyoming, Inc. 6.250%, 4/15/32§	195,000	201,222
Lima Metro Line 2 Finance Ltd.
5.875%, 7/5/34 (m)	304,964	315,644
4.350%, 4/5/36 (m)	344,129	333,392
Movida Europe SA 7.850%, 4/11/29 (m)	400,000	378,600
Penske Truck Leasing Co. LP 5.250%, 2/1/30§	290,000	298,644
Simpar Europe SA 5.200%, 1/26/31 (m)	200,000	160,302
Star Leasing Co. LLC 7.625%, 2/15/30§	60,000	55,880
Uber Technologies, Inc.
4.500%, 8/15/29§	321,000	321,359
4.800%, 9/15/34	288,000	287,392
Union Pacific Corp. 3.700%, 3/1/29	500,000	496,216
Watco Cos. LLC 7.125%, 8/1/32§	95,000	99,273
XPO, Inc. 7.125%, 6/1/31§	200,000	208,590

		4,494,098

Machinery (0.0%)†
Westinghouse Air Brake Technologies Corp. 4.900%, 5/29/30	278,000	284,319

Marine Transportation (0.2%)
MISC Capital Two Labuan Ltd. 3.750%, 4/6/27 (m)	200,000	198,592
MV24 Capital BV 6.748%, 6/1/34 (m)	416,418	413,062
Yinson Bergenia Production BV 8.498%, 1/31/45 (x)§	200,000	210,126

		821,780

Passenger Airlines (0.0%)†
American Airlines, Inc. 8.500%, 5/15/29 (x)§	95,000	99,156
JetBlue Airways Corp. 9.875%, 9/20/31 (x)§	35,000	35,263

		134,419

Professional Services (0.2%)
Amentum Holdings, Inc. 7.250%, 8/1/32§	80,000	84,155
Jacobs Engineering Group, Inc. 5.900%, 3/1/33	200,000	210,661
Paychex, Inc. 5.350%, 4/15/32	548,000	567,654
Verisk Analytics, Inc. 5.250%, 6/5/34	279,000	285,724
VT Topco, Inc. 8.500%, 8/15/30 (x)§	80,000	83,362

		1,231,556

Trading Companies & Distributors (0.2%)
Aviation Capital Group LLC 5.375%, 7/15/29§	212,000	217,004
FTAI Aviation Investors LLC 5.875%, 4/15/33§	50,000	50,786
GATX Corp.
5.500%, 6/15/35	169,000	173,638
5.200%, 3/15/44	125,000	118,047
Herc Holdings, Inc.
7.000%, 6/15/30§	100,000	105,201
5.750%, 3/15/31§	35,000	35,536
6.000%, 3/15/34§	35,000	35,446
QXO Building Products, Inc. 6.750%, 4/30/32§	70,000	73,135
United Rentals North America, Inc. 5.375%, 11/15/33§	70,000	69,944
WESCO Distribution, Inc. 6.375%, 3/15/33§	25,000	26,049

		904,786

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Transportation Infrastructure (0.6%)
Adani International Container Terminal Pvt. Ltd. 3.000%, 2/16/31§	$229,500	$211,129
3.000%, 2/16/31 (m)	459,000	422,257
Adani Ports & Special Economic Zone Ltd. 4.000%, 7/30/27§	250,000	245,781
4.375%, 7/3/29 (m)	200,000	193,750
3.100%, 2/2/31 (m)	200,000	177,400
Fideicomiso PA Pacifico Tres 8.250%, 1/15/35 (m)	160,900	167,791
JSW Infrastructure Ltd. 4.950%, 1/21/29 (m)	400,000	399,500
Prumo Participacoes e Investimentos S/A 7.500%, 12/31/31 (m)	675,433	691,245
Rutas 2 & 7 Finance Ltd. (Zero Coupon), 9/30/36 (m)	806,666	610,292
Seaspan Corp. 5.500%, 8/1/29§	150,000	142,875

		3,262,020

Total Industrials		19,443,343

Information Technology (1.7%)
Communications Equipment (0.0%)†
CommScope LLC 9.500%, 12/15/31 (x)§	30,000	30,300
Motorola Solutions, Inc. 5.200%, 8/15/32	234,000	241,368

		271,668

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp. 5.300%, 11/15/55	215,000	206,289
Arrow Electronics, Inc. 5.150%, 8/21/29	283,000	289,550
Flex Ltd. 5.375%, 11/13/35	151,000	150,767

		646,606

IT Services (0.2%)
CoreWeave, Inc. 9.250%, 6/1/30§	60,000	55,800
Kyndryl Holdings, Inc. 4.100%, 10/15/41 (x)	538,000	426,902
VeriSign, Inc. 5.250%, 6/1/32	361,000	370,289
Wipro IT Services LLC 1.500%, 6/23/26 (m)	200,000	197,416

		1,050,407

Semiconductors & Semiconductor Equipment (0.8%)
Broadcom, Inc. 3.500%, 2/15/41	722,000	587,071
Foundry JV Holdco LLC 6.150%, 1/25/32§	500,000	535,966
5.875%, 1/25/34§	250,000	257,350
Marvell Technology, Inc. 5.950%, 9/15/33	538,000	575,362
NXP BV 4.850%, 8/19/32	233,000	234,037
Qnity Electronics, Inc. 6.250%, 8/15/33§	80,000	82,960
Qorvo, Inc. 3.375%, 4/1/31 (x)§	169,000	156,224
Renesas Electronics Corp. 2.170%, 11/25/26§	660,000	647,998
SK hynix, Inc. 4.250%, 9/11/28§	969,000	971,801

		4,048,769

Software (0.4%)
AppLovin Corp. 5.375%, 12/1/31	143,000	148,197
AthenaHealth Group, Inc. 6.500%, 2/15/30§	145,000	145,143
Atlassian Corp. 5.250%, 5/15/29	233,000	239,295
Cloud Software Group, Inc. 9.000%, 9/30/29§	55,000	57,234
6.625%, 8/15/33§	70,000	69,301
Ellucian Holdings, Inc. 6.500%, 12/1/29§	95,000	96,800
Intuit, Inc. 5.500%, 9/15/53	245,000	241,279
Oracle Corp. 5.200%, 9/26/35	153,000	147,011
5.875%, 9/26/45	239,000	215,771
Roper Technologies, Inc. 4.250%, 9/15/28	88,000	88,309
UKG, Inc. 6.875%, 2/1/31§	95,000	97,627
Workday, Inc. 3.700%, 4/1/29	270,000	266,186
3.800%, 4/1/32	157,000	150,000

		1,962,153

Technology Hardware, Storage & Peripherals (0.2%)
Dell, Inc. 6.500%, 4/15/38	132,000	141,598
Hewlett Packard Enterprise Co. 5.000%, 10/15/34	584,000	579,087
NetApp, Inc. 5.500%, 3/17/32	139,000	144,720

		865,405

Total Information Technology		8,845,008

Materials (1.3%)
Chemicals (0.3%)
Celanese US Holdings LLC 6.500%, 4/15/30	40,000	40,075
6.750%, 4/15/33 (x)	40,000	39,730
EQUATE Petrochemical Co. KSC 4.250%, 11/3/26 (m)	200,000	199,687
OCP SA 6.750%, 5/2/34 (m)	400,000	431,380
Olin Corp. 6.625%, 4/1/33§	70,000	69,365
Orbia Advance Corp. SAB de CV 6.750%, 9/19/42 (m)	200,000	173,376
5.875%, 9/17/44 (m)	200,000	155,106
Solstice Advanced Materials, Inc. 5.625%, 9/30/33§	20,000	20,168

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Unigel Luxembourg SA
(0.00%), 13.500%, 12/31/27 PIK (k)§	$22,114	$15,259
(0.00%), 13.500%, 12/31/27 PIK (k) (m)	31,056	21,428
(0.00%), 11.000%, 12/31/28 PIK (k) (m)	111,125	13,854
(0.00%), 11.000%, 12/31/28 PIK (k)§	25,841	3,221
Unigel Netherlands Holding Corp. BV 15.000%, 12/31/44 PIK (m)	131,402	2,902
WR Grace Holdings LLC 5.625%, 8/15/29§	125,000	118,291

		1,303,842

Containers & Packaging (0.2%)
CCL Industries, Inc. 3.050%, 6/1/30 (x)§	306,000	288,667
Clydesdale Acquisition Holdings, Inc. 6.750%, 4/15/32§	190,000	195,090
Smurfit Kappa Treasury ULC 5.200%, 1/15/30	335,000	345,462
Sonoco Products Co. 4.600%, 9/1/29	149,000	150,376
Trident TPI Holdings, Inc. 12.750%, 12/31/28§	75,000	76,623

		1,056,218

Metals & Mining (0.8%)
AngloGold Ashanti Holdings plc 3.375%, 11/1/28	500,000	485,350
Aris Mining Corp. 8.000%, 10/31/29§	200,000	208,686
CAP SA 3.900%, 4/27/31 (m)	300,000	246,093
3.900%, 4/27/31§	400,000	328,124
Corp. Nacional del Cobre de Chile 3.000%, 9/30/29 (m)	700,000	664,781
CSN Resources SA 5.875%, 4/8/32 (m)	600,000	471,246
Freeport-McMoRan, Inc. 4.375%, 8/1/28	300,000	299,628
5.250%, 9/1/29	200,000	203,256
Gold Fields Orogen Holdings BVI Ltd. 6.125%, 5/15/29 (m)	400,000	420,500
Minsur SA 4.500%, 10/28/31 (m)	400,000	382,260
Novelis Corp. 6.875%, 1/30/30§	70,000	72,479
Rio Tinto Finance USA plc 5.750%, 3/14/55	171,000	174,428
Vale Overseas Ltd. 6.400%, 6/28/54	114,000	116,337
Volcan Cia Minera SAA 8.500%, 10/28/32§	300,000	307,839

		4,381,007

Paper & Forest Products (0.0%)†
Suzano Netherlands BV 5.500%, 1/15/36	169,000	167,476

Total Materials		6,908,543

Real Estate (1.1%)
Diversified REITs (0.2%)
Digital Realty Trust LP (REIT) 3.700%, 8/15/27	750,000	745,726
Equinix Europe 2 Financing Corp. LLC (REIT) 4.600%, 11/15/30	152,000	152,293
VICI Properties LP (REIT) 4.625%, 12/1/29§	295,000	294,540

		1,192,559

Health Care REITs (0.1%)
Omega Healthcare Investors, Inc. (REIT) 3.375%, 2/1/31	161,000	150,429
3.250%, 4/15/33 (x)	171,000	151,949
Sabra Health Care LP (REIT) 3.200%, 12/1/31	141,000	129,035

		431,413

Hotel & Resort REITs (0.1%)
Park Intermediate Holdings LLC (REIT) 7.000%, 2/1/30 (x)§	155,000	158,858
RHP Hotel Properties LP (REIT) 6.500%, 6/15/33§	160,000	166,222

		325,080

Industrial REITs (0.1%)
First Industrial LP (REIT) 5.250%, 1/15/31	359,000	366,712
Lineage OP LP (REIT) 5.250%, 7/15/30§	284,000	286,715

		653,427

Real Estate Management & Development (0.0%)†
Anywhere Real Estate Group LLC 5.250%, 4/15/30§	80,000	74,068
7.000%, 4/15/30§	85,000	84,633

		158,701

Residential REITs (0.2%)
American Homes 4 Rent LP (REIT) 5.500%, 2/1/34	411,000	423,944
Essential Properties LP (REIT) 5.400%, 12/1/35	161,000	161,614
Sun Communities Operating LP (REIT) 2.700%, 7/15/31	338,000	306,953

		892,511

Retail REITs (0.0%)†
Phillips Edison Grocery Center Operating Partnership I LP (REIT) 5.750%, 7/15/34	219,000	229,299

Specialized REITs (0.4%)
American Tower Corp. (REIT) 3.375%, 10/15/26	700,000	695,203
5.550%, 7/15/33	141,000	147,805
3.700%, 10/15/49	105,000	77,740
Crown Castle, Inc. (REIT) 3.700%, 6/15/26	300,000	299,549

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
3.650%, 9/1/27	$200,000	$198,447
2.250%, 1/15/31	200,000	178,850
Extra Space Storage LP (REIT) 5.400%, 2/1/34	283,000	290,836

		1,888,430

Total Real Estate		5,771,420

Utilities (4.0%)
Electric Utilities (2.8%)
Adani Electricity Mumbai Ltd. 3.949%, 2/12/3 (m)	200,000	186,312
3.867%, 7/22/31 (m)	200,000	180,000
Adani Transmission Step-One Ltd. 4.250%, 5/21/36 (m)	465,500	416,623
AEP Texas, Inc. 5.450%, 5/15/29	167,000	172,782
AES Espana BV 5.700%, 5/4/28§	200,000	197,088
Alliant Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.08%), 5.750%, 4/1/56 (k)	149,000	148,255
Arizona Public Service Co. 5.900%, 8/15/55	593,000	603,850
Buffalo Energy Mexico Holdings 7.875%, 2/15/39§	397,964	434,900
Chile Electricity Lux Mpc II Sarl 5.672%, 10/20/35§	194,174	200,778
5.672%, 10/20/35 (m)	388,348	401,556
Chile Electricity Lux MPC Sarl 6.010%, 1/20/33 (m)	358,000	375,116
Chile Electricity PEC SpA (Zero Coupon), 1/25/28§	636,572	571,056
Comision Federal de Electricidad 4.688%, 5/15/29 (m)	200,000	197,720
6.450%, 1/24/35§	400,000	410,408
Commonwealth Edison Co. 5.950%, 6/1/55	280,000	290,739
Duke Energy Corp. 3.150%, 8/15/27	300,000	296,702
3.950%, 8/15/47	369,000	283,814
5.000%, 8/15/52	99,000	87,490
5.800%, 6/15/54	208,000	206,047
Duquesne Light Holdings, Inc. 3.616%, 8/1/27§	345,000	340,104
Enel Finance International NV 4.125%, 9/30/28§	200,000	199,553
5.125%, 6/26/29§	200,000	205,122
Entergy Arkansas LLC 5.750%, 6/1/54	145,000	146,242
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.125%, 12/1/54 (k)	278,000	290,987
Evergy Kansas Central, Inc. 5.700%, 3/15/53	293,000	289,856
Exelon Corp. 4.050%, 4/15/30	750,000	742,461
ITC Holdings Corp. 5.400%, 6/1/33§	250,000	257,342
JSW Hydro Energy Ltd. 4.125%, 5/18/31 (m)	556,000	518,122
4.125%, 5/18/31§	139,000	129,531
Kentucky Utilities Co. 5.850%, 8/15/55	120,000	121,032
Mexico Generadora de Energia S de rl 5.500%, 12/6/32 (m)	519,620	528,121
Minejesa Capital BV 4.625%, 8/10/30 (m)	575,360	572,662
Mong Duong Finance Holdings BV 5.125%, 5/7/29 (m)	289,691	287,067
NextEra Energy Capital Holdings, Inc. 2.440%, 1/15/32	500,000	445,368
5.900%, 3/15/55	145,000	146,838
Niagara Mohawk Power Corp. 4.647%, 10/3/30§	148,000	148,790
NRG Energy, Inc. 6.000%, 2/1/33§	110,000	112,201
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125%, 5/15/27 (m)	600,000	598,312
Southern Co. (The)
Series 2025 (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.07%), 6.375%, 3/15/55 (k)	198,000	206,168
Series A 3.700%, 4/30/30	500,000	487,898
Tierra Mojada Luxembourg II Sarl 5.750%, 12/1/40 (m)	168,684	165,808
Trans-Allegheny Interstate Line Co. 5.000%, 1/15/31§	547,000	561,616
Transelec SA 3.875%, 1/12/29 (m)	500,000	488,437
Virginia Electric and Power Co. 5.550%, 8/15/54	103,000	99,968
Series A 3.500%, 3/15/27	300,000	298,399
Series D 5.600%, 9/15/55	149,000	144,906
Vistra Operations Co. LLC 4.375%, 5/1/29§	151,000	148,948
7.750%, 10/15/31§	120,000	127,140

		14,470,235

Gas Utilities (0.0%)†
National Fuel Gas Co. 5.950%, 3/15/35	121,000	126,730
Southern Natural Gas Co. LLC 5.450%, 8/1/35§	77,000	78,872

		205,602

Independent Power and Renewable Electricity Producers (0.3%)
Cometa Energia SA de CV 6.375%, 4/24/35 (m)	147,000	153,931
Emirates Semb Corp. Water & Power Co. PJSC 4.450%, 8/1/35§	500,000	485,625

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Empresa Electrica Angamos SA 4.875%, 5/25/29 (m)	$60,800	$54,338
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.250%, 1/31/41 (m)	198,101	208,106
7.250%, 1/31/41§	198,101	208,105
PSEG Power LLC 5.200%, 5/15/30§	98,000	100,270
Saavi Energia Sarl 8.875%, 2/10/35§	200,000	216,285
Southern Power Co.
Series B 4.900%, 10/1/35	164,000	162,121
Talen Energy Supply LLC 6.250%, 2/1/34§	85,000	86,698

		1,675,479

Multi-Utilities (0.9%)
Ameren Corp. 3.650%, 2/15/26	550,000	549,628
Black Hills Corp. 6.000%, 1/15/35	268,000	285,525
CMS Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.96%), 6.500%, 6/1/55 (k)	146,000	150,015
Consumers Energy Co. 4.500%, 1/15/31	168,000	170,092
Dominion Energy, Inc.
Series C 3.375%, 4/1/30	300,000	289,341
DTE Energy Co. 2.850%, 10/1/26	300,000	297,312
5.850%, 6/1/34	436,000	465,140
Empresas Publicas de Medellin ESP 4.375%, 2/15/31 (m)	400,000	364,824
NiSource, Inc. 3.490%, 5/15/27	500,000	496,716
5.350%, 4/1/34	285,000	293,603
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.950%, 11/30/54 (k)	142,000	147,858
5.850%, 4/1/55	246,000	245,700
Sempra 5.500%, 8/1/33	500,000	522,081
WEC Energy Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.91%), 5.625%, 5/15/56 (k)	213,000	214,065

		4,491,900

Total Utilities		20,843,216

Total Corporate Bonds		117,658,433

Foreign Government Securities (0.8%)
Dominican Republic Government Bond 5.950%, 1/25/27 (m)	300,000	303,000
5.500%, 2/22/29 (m)	300,000	303,450
Federative Republic of Brazil 4.750%, 1/14/50	200,000	145,300
Kingdom of Morocco 2.375%, 12/15/27 (m)	400,000	384,000
3.000%, 12/15/32 (m)	300,000	263,322
Republic of Colombia 4.125%, 5/15/51	450,000	277,988
Republic of Guatemala 4.375%, 6/5/27 (m)	500,000	496,500
4.875%, 2/13/28 (m)	200,000	200,438
5.250%, 8/10/29 (m)	300,000	302,625
Republic of Paraguay 4.700%, 3/27/27 (m)	543,000	545,986
United Mexican States 4.500%, 4/22/29	300,000	301,837
6.338%, 5/4/53	500,000	475,750

Total Foreign Government Securities		4,000,196

Mortgage-Backed Securities (22.8%)
FHLMC 4.650%, 12/1/28	2,727,000	2,767,957
2.500%, 1/1/43	192,870	172,011
3.000%, 7/1/45	155,325	141,835
3.000%, 8/1/45	246,513	225,077
3.000%, 4/1/47	701,784	637,346
4.000%, 10/1/48	138,126	133,203
FHLMC UMBS 2.000%, 5/1/51	1,687,622	1,377,512
2.000%, 9/1/51	3,078,332	2,552,114
3.000%, 3/1/52	3,692,218	3,320,346
2.500%, 4/1/52	3,623,835	3,127,895
2.500%, 5/1/52	3,662,686	3,162,573
5.000%, 12/1/52	1,827,946	1,836,040
5.000%, 5/1/53	4,405,575	4,444,357
5.000%, 6/1/53	2,590,519	2,627,895
5.500%, 11/1/53	1,110,118	1,142,380
6.000%, 11/1/53	2,505,664	2,628,330
5.500%, 2/1/54	4,322,756	4,456,466
6.000%, 4/1/54	2,418,267	2,513,794
5.500%, 5/1/54	2,034,777	2,092,640
6.000%, 9/1/54	1,663,025	1,725,600
6.000%, 4/1/55	3,429,420	3,546,458
FNMA 4.900%, 4/1/30	2,522,000	2,567,627
4.480%, 6/1/30	2,499,407	2,564,343
2.460%, 4/1/32	2,157,590	1,938,170
3.000%, 4/1/45	87,784	78,284
3.000%, 10/1/46	206,573	184,089
2.225%, 12/1/50	3,217,096	2,279,064
FNMA UMBS 3.000%, 3/1/43	762,397	699,429
5.500%, 11/1/44	1,081,664	1,103,634
3.000%, 9/1/46	457,783	415,825
3.000%, 10/1/46	1,447,047	1,314,417
3.000%, 12/1/46	995,814	903,298
3.500%, 12/1/46	727,393	685,094
3.000%, 2/1/47	1,551,699	1,407,538
3.000%, 12/1/48	1,874,129	1,702,355
3.500%, 11/1/50	2,577,765	2,409,337

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
2.000%, 2/1/51	$6,049,970	$5,002,538
3.000%, 6/1/51	3,805,191	3,429,075
2.500%, 3/1/52	2,167,432	1,859,970
2.500%, 4/1/52	6,898,817	5,923,419
5.000%, 7/1/52	1,446,389	1,454,601
4.500%, 11/1/52	2,568,175	2,521,576
6.000%, 10/1/53	2,491,282	2,588,915
5.000%, 11/1/53	1,292,687	1,295,584
5.500%, 3/1/54	2,095,315	2,154,899
5.500%, 6/1/54	2,646,416	2,731,596
6.000%, 6/1/54	1,620,072	1,685,985
5.500%, 7/1/54	1,247,124	1,288,045
6.000%, 8/1/54	716,393	747,155
5.500%, 8/1/55	1,207,564	1,236,998
5.500%, 9/1/55	1,365,401	1,389,158
GNMA 3.500%, 6/15/42	2,390,489	2,259,499
3.500%, 5/20/48	3,410,531	3,173,241
2.500%, 10/20/50	2,867,102	2,465,368
3.000%, 5/20/51	2,042,030	1,854,351
2.500%, 10/20/51	3,177,126	2,743,866
2.500%, 11/20/51	2,258,409	1,949,728
2.500%, 3/20/52	2,028,284	1,751,690
3.000%, 4/20/52	2,709,616	2,428,404

Total Mortgage-Backed Securities		118,819,994

U.S. Treasury Obligations (21.0%)
U.S. Treasury Bonds 1.375%, 11/15/40	66,200,000	43,123,090
1.750%, 8/15/41	9,000,000	6,096,094
1.250%, 5/15/50	6,400,000	3,080,000
1.875%, 2/15/51	12,600,000	7,072,932
U.S. Treasury Inflation Linked Notes 0.375%, 7/15/27 TIPS	1,597,284	1,579,009
1.625%, 10/15/27 TIPS	2,066,421	2,082,328
0.500%, 1/15/28 TIPS	1,610,424	1,582,499
U.S. Treasury Notes 3.875%, 8/15/34	45,250,000	44,642,071

Total U.S. Treasury Obligations		109,258,023

Total Long-Term Debt Securities (95.5%)
(Cost $510,690,893)		497,454,738

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (0.0%)
Diversified Consumer Services (0.0%)
Stichting Administratiekantoor Unigel Creditors (ADR) (r)*	355	—

Total Consumer Discretionary		—

Materials (0.0%)
Chemicals (0.0%)
Unigel Luxembourg SA (r)*	130	—

Total Materials		—

Total Common Stocks (0.0%)†
(Cost $–)		—

INVESTMENT COMPANIES:
Fixed Income (3.0%)
DoubleLine Emerging Markets Local Currency Bond Fund , Class I‡	1,085,409	10,430,784
DoubleLine Global Bond Fund, Class I‡	590,381	5,207,158

Total Investment Companies (3.0%)
(Cost $16,063,850)		15,637,942

SHORT-TERM INVESTMENTS:
Investment Companies (0.7%)
BlackRock Liquidity FedFund, Institutional Shares 3.65% (7 day yield) (xx)	300,000	300,000
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	2,903,170	2,903,170
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	215,693	215,779

Total Investment Companies		3,418,949

Total Short-Term Investments (0.7%)
(Cost $3,418,949)		3,418,949

Total Investments in Securities (99.2%)
(Cost $530,173,692)		516,511,629
Other Assets Less Liabilities (0.8%)		4,195,218

Net Assets (100%)		$520,706,847

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2025, the market value of these securities amounted to $131,626,842 or 25.3% of net assets.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2025. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2025.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2025.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025, the market value or fair value, as applicable, of these securities amounted to $25,024,756 or 4.8% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2025.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of December 31, 2025.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $3,098,990. This was collateralized by cash of $3,203,170 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CLO	— Collateralized Loan Obligation
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
IO	— Interest Only
PIK	— Payment-in Kind Security
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
TIPS	— Treasury Inflation Protected Security
UMBS	— Uniform Mortgage-Backed Securities

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Emerging Markets Local Currency Bond Fund, Class I	1,085,409	—	10,200,000	—	—	230,784	10,430,784	217,205	—
DoubleLine Floating Rate Fund, Class I	—	4,810,711	—	(4,771,544)	(549,925)	510,758	—	53,710	—
DoubleLine Global Bond Fund, Class I	590,381	3,545,203	1,400,000	—	—	261,955	5,207,158	122,976	—

Total		8,355,914	11,600,000	(4,771,544)	(549,925)	1,003,497	15,637,942	393,891	—

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$86,100,747	$—		$86,100,747
Collateralized Mortgage Obligations	—	32,893,742	—		32,893,742
Commercial Mortgage-Backed Securities	—	28,723,603	—		28,723,603
Common Stocks
Consumer Discretionary	—	—	—	(a)	—	(a)
Materials	—	—	—	(a)	—	(a)
Corporate Bonds
Communication Services	—	7,102,105	697		7,102,802
Consumer Discretionary	—	7,832,468	—		7,832,468
Consumer Staples	—	4,628,264	—		4,628,264
Energy	—	12,220,358	—		12,220,358
Financials	—	18,117,331	—		18,117,331
Health Care	—	5,945,680	—		5,945,680
Industrials	—	19,443,343	—		19,443,343
Information Technology	—	8,845,008	—		8,845,008
Materials	—	6,908,543	—		6,908,543
Real Estate	—	5,771,420	—		5,771,420
Utilities	—	20,843,216	—		20,843,216
Foreign Government Securities	—	4,000,196	—		4,000,196
Investment Companies	15,637,942	—	—		15,637,942
Mortgage-Backed Securities	—	118,819,994	—		118,819,994

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Companies	$3,418,949	$—	$—	$3,418,949
U.S. Treasury Obligations	—	109,258,023	—	109,258,023

Total Assets	$19,056,891	$497,454,041	$697	$516,511,629

Total Liabilities	$—	$—	$—	$—

Total	$19,056,891	$497,454,041	$697	$516,511,629

(a)	Value is zero.

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$193,550,399
Long-term U.S. government debt securities	71,126,204

$264,676,603

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$209,910,339
Long-term U.S. government debt securities	81,335,516

$291,245,855

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,940,930
Aggregate gross unrealized depreciation	(21,156,971)

Net unrealized depreciation	$(14,216,041)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$530,727,670

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $16,063,850)	$15,637,942
Unaffiliated Issuers (Cost $514,109,842)	500,873,687
Cash	4,512,531
Foreign cash (Cost $21)	23
Dividends, interest and other receivables	3,949,282
Receivable for Portfolio shares sold	22,347
Securities lending income receivable	1,642
Other assets	2,208

Total assets	524,999,662

LIABILITIES
Payable for return of collateral on securities loaned	3,203,170
Payable for securities purchased	500,000
Investment management fees payable	215,287
Payable for Portfolio shares repurchased	188,361
Administrative fees payable	39,469
Distribution fees payable – Class IB	17,003
Trustees’ fees payable	336
Accrued expenses	129,189

Total liabilities	4,292,815

Commitments and contingent liabilities^
NET ASSETS	$520,706,847

Net assets were comprised of:
Paid in capital	$608,112,543
Total distributable earnings (loss)	(87,405,696)

Net assets	$520,706,847

Class IB
Net asset value, offering and redemption price per share, $80,459,216 / 9,297,766 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.65

Class K
Net asset value, offering and redemption price per share, $440,247,631 / 50,842,607 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.66

(x)	Includes value of securities on loan of $3,098,990.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Interest	$26,227,721
Dividends ($393,891 of dividend income received from affiliates)	565,290
Securities lending (net)	20,318

Total income	26,813,329

EXPENSES
Investment management fees	3,106,389
Administrative fees	468,657
Distribution fees – Class IB	190,270
Professional fees	95,945
Custodian fees	41,500
Printing and mailing expenses	40,555
Trustees’ fees	17,696
Miscellaneous	83,661

Gross expenses	4,044,673
Less: Waiver from investment manager	(488,893)
Voluntary waiver from investment manager	(64,868)

Net expenses	3,490,912

NET INVESTMENT INCOME (LOSS)	23,322,417

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($(549,925) realized gain (loss) from affiliates)	(6,095,263)

Change in unrealized appreciation (depreciation) on:
Investments in securities ($1,003,497 of change in unrealized appreciation (depreciation) from affiliates)	20,385,095
Foreign currency translations	2

Net change in unrealized appreciation (depreciation)	20,385,097

NET REALIZED AND UNREALIZED GAIN (LOSS)	14,289,834

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,612,251

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$23,322,417	$24,820,095
Net realized gain (loss)	(6,095,263)	(7,645,472)
Net change in unrealized appreciation (depreciation)	20,385,097	(774,299)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	37,612,251	16,400,324

Distributions to shareholders:
Class IB	(3,545,915)	(3,297,277)
Class K	(20,263,609)	(21,998,177)

Total distributions to shareholders	(23,809,524)	(25,295,454)

Tax return of capital:
Class IB	(3,120)	(5,368)
Class K	(17,833)	(35,817)

Total tax return of capital	(20,953)	(41,185)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,790,491 and 1,910,611 shares, respectively ]	15,633,431	16,694,208
Capital shares issued in reinvestment of dividends [ 412,199 and 388,389 shares, respectively ]	3,549,035	3,302,645
Capital shares repurchased [ (1,410,919) and (1,563,155) shares, respectively ]	(12,304,469)	(13,623,223)

Total Class IB transactions	6,877,997	6,373,630

Class K
Capital shares sold [ 3,910,062 and 4,454,301 shares, respectively ]	33,957,139	38,722,997
Capital shares issued in reinvestment of dividends [ 2,355,568 and 2,590,081 shares, respectively ]	20,281,442	22,033,994
Capital shares repurchased [ (9,280,561) and (7,602,869) shares, respectively ]	(80,809,524)	(66,583,627)

Total Class K transactions	(26,570,943)	(5,826,636)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(19,692,946)	546,994

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,911,172)	(8,389,321)
NET ASSETS:
Beginning of year	526,618,019	535,007,340

End of year	$520,706,847	$526,618,019

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2025		2024		2023	2022	2021
Net asset value, beginning of year	$8.44		$8.60		$8.42	$10.06	$10.31

Income (loss) from investment operations:
Net investment income (loss) (e)	0.37		0.38		0.35	0.25	0.18
Net realized and unrealized gain (loss)	0.24		(0.13)		0.20	(1.60)	(0.22)

Total from investment operations	0.61		0.25		0.55	(1.35)	(0.04)

Less distributions:
Dividends from net investment income	(0.40)		(0.41)		(0.37)	(0.28)	(0.20)
Distributions from net realized gains	—		—		—	(0.01)	(0.01)
Return of capital	—	#	—	#	—	—	—

Total dividends and distributions	(0.40)		(0.41)		(0.37)	(0.29)	(0.21)

Net asset value, end of year	$8.65		$8.44		$8.60	$8.42	$10.06

Total return	7.25%		2.82%		6.60%	(13.46)%	(0.36)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$80,459		$71,793		$66,822	$58,792	$64,627
Ratio of expenses to average net assets:
After waivers (f)	0.89	%(i)	0.89	%(i)	0.89%	0.89%	0.92	%(j)
Before waivers (f)	0.99%		0.99%		0.99%	0.99%	0.98%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	4.29%		4.40%		4.05%	2.74%	1.78%
Before waivers (f)	4.18%		4.29%		3.94%	2.64%	1.72%
Portfolio turnover rate^	52%		89%		129%	116%	156%

Class K	Year Ended December 31,
	2025		2024		2023	2022	2021
Net asset value, beginning of year	$8.44		$8.60		$8.43	$10.06	$10.32

Income (loss) from investment operations:
Net investment income (loss) (e)	0.40		0.41		0.37	0.27	0.21
Net realized and unrealized gain (loss)	0.24		(0.14)		0.19	(1.59)	(0.23)

Total from investment operations	0.64		0.27		0.56	(1.32)	(0.02)

Less distributions:
Dividends from net investment income	(0.42)		(0.43)		(0.39)	(0.30)	(0.23)
Distributions from net realized gains	—		—		—	(0.01)	(0.01)
Return of capital	—	#	—	#	—	—	—

Total dividends and distributions	(0.42)		(0.43)		(0.39)	(0.31)	(0.24)

Net asset value, end of year	$8.66		$8.44		$8.60	$8.43	$10.06

Total return	7.63%		3.06%		6.73%	(13.14)%	(0.23)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$440,248		$454,825		$468,186	$458,947	$577,963
Ratio of expenses to average net assets:
After waivers (f)	0.64	%(i)	0.64	%(i)	0.64%	0.64%	0.67	%(j)
Before waivers (f)	0.74%		0.74%		0.74%	0.74%	0.73%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	4.54%		4.65%		4.30%	2.97%	2.04%
Before waivers (f)	4.44%		4.54%		4.19%	2.87%	1.97%
Portfolio turnover rate^	52%		89%		129%	116%	156%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(i)	Includes voluntary waiver from investment manager of 0.01%.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.94% for Class IB and 0.69% for Class K.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.0%)
Entertainment (1.3%)
Warner Music Group Corp., Class A	189,565	$5,813,959

Media (1.7%)
Comcast Corp., Class A	261,459	7,815,009

Total Communication Services		13,628,968

Consumer Staples (13.2%)
Beverages (4.1%)
Coca-Cola Europacific Partners plc	127,470	11,561,529
Molson Coors Beverage Co., Class B	141,172	6,589,909

		18,151,438

Food Products (2.5%)
Kraft Heinz Co. (The)	207,537	5,032,772
Tyson Foods, Inc., Class A	109,170	6,399,546

		11,432,318

Household Products (1.6%)
Procter & Gamble Co. (The)	50,976	7,305,371

Personal Care Products (2.9%)
Unilever plc (ADR) (x)	195,776	12,803,750

Tobacco (2.1%)
Philip Morris International, Inc.	57,896	9,286,518

Total Consumer Staples		58,979,395

Energy (7.6%)
Oil, Gas & Consumable Fuels (7.6%)
Chevron Corp.	89,727	13,675,292
Enbridge, Inc.	205,619	9,834,757
Phillips 66	79,082	10,204,741

Total Energy		33,714,790

Financials (20.1%)
Banks (8.5%)
Bank of Nova Scotia (The)	121,996	8,989,885
JPMorgan Chase & Co.	49,939	16,091,345
Wells Fargo & Co.	139,001	12,954,893

		38,036,123

Capital Markets (3.0%)
Northern Trust Corp.	96,858	13,229,834

Financial Services (2.3%)
Fidelity National Information
Services, Inc.	156,181	10,379,789

Insurance (6.3%)
Chubb Ltd.	39,760	12,409,891
Everest Group Ltd.	21,805	7,399,527
First American Financial Corp.	130,233	8,001,516

		27,810,934

Total Financials		89,456,680

Health Care (15.7%)
Health Care Equipment & Supplies (4.2%)
GE HealthCare Technologies, Inc.	81,548	6,688,567
Medtronic plc	127,672	12,264,172

		18,952,739

Health Care Providers & Services (4.6%)
Humana, Inc.	45,474	11,647,256
UnitedHealth Group, Inc.	26,363	8,702,690

		20,349,946

Pharmaceuticals (6.9%)
Merck & Co., Inc.	170,711	17,969,040
Sanofi SA (ADR)	263,701	12,778,950

		30,747,990

Total Health Care		70,050,675

Industrials (8.0%)
Aerospace & Defense (4.4%)
General Dynamics Corp.	33,553	11,295,953
L3Harris Technologies, Inc.	28,084	8,244,620

		19,540,573

Building Products (1.7%)
Johnson Controls International plc	62,644	7,501,619

Machinery (1.9%)
Fortive Corp.	155,881	8,606,190

Total Industrials		35,648,382

Information Technology (6.1%)
Semiconductors & Semiconductor Equipment (3.2%)
Microchip Technology, Inc.	130,934	8,343,114
Qnity Electronics, Inc.	73,946	6,037,691

		14,380,805

Software (1.3%)
Oracle Corp.	29,921	5,831,902

Technology Hardware, Storage & Peripherals (1.6%)
Hewlett Packard Enterprise Co.	283,647	6,813,201

Total Information Technology		27,025,908

Materials (6.8%)
Chemicals (6.8%)
Air Products and Chemicals, Inc.	51,793	12,793,907
DuPont de Nemours, Inc.	274,657	11,041,211
International Flavors & Fragrances, Inc.	97,786	6,589,799

Total Materials		30,424,917

Real Estate (7.5%)
Industrial REITs (3.0%)
Prologis, Inc. (REIT)	103,219	13,176,938

Residential REITs (2.0%)
Mid-America Apartment Communities, Inc. (REIT)	65,281	9,068,184

Specialized REITs (2.5%)
Public Storage (REIT)	43,335	11,245,432

Total Real Estate		33,490,554

Utilities (8.5%)
Electric Utilities (8.5%)
Entergy Corp.	120,301	11,119,421
Pinnacle West Capital Corp.	154,177	13,675,500
Xcel Energy, Inc.	178,466	13,181,499

Total Utilities		37,976,420

Total Common Stocks (96.5%) (Cost $340,711,210)		430,396,689

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
MASTER LIMITED PARTNERSHIP:
Energy (2.5%)
Oil, Gas & Consumable Fuels (2.5%)
Plains GP Holdings LP, Class A (Cost $6,996,460)	587,969	$11,253,726

SHORT-TERM INVESTMENTS:
Investment Companies (2.4%)
Dreyfus Treasury Obligations Cash Management Fund 3.65% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	9,541,462	9,541,462

Total Investment Companies		10,541,462

Total Short-Term Investments (2.4%) (Cost $10,541,462)		10,541,462

Total Investments in Securities (101.4%) (Cost $358,249,132)		452,191,877
Other Assets Less Liabilities (-1.4%)		(6,434,604)

Net Assets (100%)		$445,757,273

(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $10,087,361. This was collateralized by cash of $10,541,462 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$13,628,968	$—	$—	$13,628,968
Consumer Staples	58,979,395	—	—	58,979,395
Energy	33,714,790	—	—	33,714,790
Financials	89,456,680	—	—	89,456,680
Health Care	70,050,675	—	—	70,050,675
Industrials	35,648,382	—	—	35,648,382
Information Technology	27,025,908	—	—	27,025,908
Materials	30,424,917	—	—	30,424,917
Real Estate	33,490,554	—	—	33,490,554
Utilities	37,976,420	—	—	37,976,420
Master Limited Partnerships
Energy	11,253,726	—	—	11,253,726
Short-Term Investments
Investment Companies	10,541,462	—	—	10,541,462

Total Assets	$452,191,877	$—	$—	$452,191,877

Total Liabilities	$—	$—	$—	$—

Total	$452,191,877	$—	$—	$452,191,877

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$93,945,379
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$152,724,269

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$115,632,916
Aggregate gross unrealized depreciation	(21,812,456)

Net unrealized appreciation	$93,820,460

Federal income tax cost of investments in securities and derivative instruments, if applicable	$358,371,417

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $358,249,132)	$452,191,877
Cash	3,897,845
Dividends, interest and other receivables	692,906
Receivable for Portfolio shares sold	52,638
Securities lending income receivable	3,820
Other assets	2,024

Total assets	456,841,110

LIABILITIES
Payable for return of collateral on securities loaned	10,541,462
Investment management fees payable	216,934
Payable for Portfolio shares repurchased	180,433
Distribution fees payable – Class IB	44,665
Administrative fees payable	33,852
Accrued expenses	66,491

Total liabilities	11,083,837

Commitments and contingent liabilities^
NET ASSETS	$445,757,273

Net assets were comprised of:
Paid in capital	$348,620,756
Total distributable earnings (loss)	97,136,517

Net assets	$445,757,273

Class IB
Net asset value, offering and redemption price per share, $211,490,788 / 43,203,386 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.90

Class K
Net asset value, offering and redemption price per share, $234,266,485 / 48,347,121 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.85

(x)	Includes value of securities on loan of $10,087,361.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $280,414 foreign withholding tax)	$13,318,778
Interest	114,163
Securities lending (net)	99,163

Total income	13,532,104

EXPENSES
Investment management fees	3,443,265
Distribution fees – Class IB	525,538
Administrative fees	415,663
Professional fees	69,952
Custodian fees	43,800
Printing and mailing expenses	37,935
Trustees’ fees	16,075
Miscellaneous	12,234

Gross expenses	4,564,462
Less: Waiver from investment manager	(824,901)

Net expenses	3,739,561

NET INVESTMENT INCOME (LOSS)	9,792,543

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	31,632,160
Net change in unrealized appreciation (depreciation) on investments in securities	14,728,245

NET REALIZED AND UNREALIZED GAIN (LOSS)	46,360,405

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$56,152,948

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,792,543	$9,962,631
Net realized gain (loss)	31,632,160	40,040,110
Net change in unrealized appreciation (depreciation)	14,728,245	(3,099,653)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	56,152,948	46,903,088

Distributions to shareholders:
Class IB	(21,324,024)	(20,375,519)
Class K	(24,422,639)	(26,628,975)

Total distributions to shareholders	(45,746,663)	(47,004,494)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 62,250 shares, respectively ]	—	307,859
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (5,526,585) shares, respectively ]	—	(28,023,355)
Capital shares repurchased [ 0 and (532,942) shares, respectively ]	—	(2,635,779)

Total Class IA transactions	—	(30,351,275)

Class IB
Capital shares sold [ 2,549,535 and 1,573,501 shares, respectively ]	12,869,313	8,161,791
Capital shares issued in connection with share class combination (Note 1) [ 0 and 5,473,845 shares, respectively ]	—	28,023,355
Capital shares issued in reinvestment of dividends and distributions [ 4,306,667 and 4,062,451 shares, respectively ]	21,324,024	20,375,519
Capital shares repurchased [ (5,916,067) and (4,579,707) shares, respectively ]	(30,220,842)	(23,846,028)

Total Class IB transactions	3,972,495	32,714,637

Class K
Capital shares sold [ 752,983 and 160,384 shares, respectively ]	3,674,341	821,319
Capital shares issued in reinvestment of dividends and distributions [ 4,982,804 and 5,358,099 shares, respectively ]	24,422,639	26,628,975
Capital shares repurchased [ (11,156,053) and (12,669,069) shares, respectively ]	(56,654,939)	(64,710,270)

Total Class K transactions	(28,557,959)	(37,259,976)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(24,585,464)	(34,896,614)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,179,179)	(34,998,020)
NET ASSETS:
Beginning of year	459,936,452	494,934,472

End of year	$445,757,273	$459,936,452

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025	2024	2023	2022	2021
Net asset value, beginning of year	$4.81	$4.85	$5.00	$5.22	$4.19

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.10	0.09	0.08	0.07
Net realized and unrealized gain (loss)	0.52	0.39	0.17	0.09	1.04

Total from investment operations	0.62	0.49	0.26	0.17	1.11

Less distributions:
Dividends from net investment income	(0.11)	(0.11)	(0.10)	(0.10)	(0.08)
Distributions from net realized gains	(0.42)	(0.42)	(0.31)	(0.29)	—

Total dividends and distributions	(0.53)	(0.53)	(0.41)	(0.39)	(0.08)

Net asset value, end of year	$4.90	$4.81	$4.85	$5.00	$5.22

Total return	13.04%	9.67%	5.49%	3.09%	26.40%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$211,491	$203,475	$173,263	$178,719	$179,232
Ratio of expenses to average net assets:
After waivers (f)	0.95%	0.95%	0.95%	0.95%	0.95%
Before waivers (f)	1.13%	1.13%	1.13%	1.13%	1.12%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.99%	1.90%	1.81%	1.62%	1.41%
Before waivers (f)	1.82%	1.72%	1.63%	1.45%	1.24%
Portfolio turnover rate^	21%	26%	26%	20%	28%

	Year Ended December 31,
Class K	2025	2024	2023	2022	2021
Net asset value, beginning of year	$4.77	$4.81	$4.96	$5.18	$4.16

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.11	0.10	0.09	0.08
Net realized and unrealized gain (loss)	0.51	0.39	0.18	0.09	1.03

Total from investment operations	0.62	0.50	0.28	0.18	1.11

Less distributions:
Dividends from net investment income	(0.12)	(0.12)	(0.12)	(0.11)	(0.09)
Distributions from net realized gains	(0.42)	(0.42)	(0.31)	(0.29)	—

Total dividends and distributions	(0.54)	(0.54)	(0.43)	(0.40)	(0.09)

Net asset value, end of year	$4.85	$4.77	$4.81	$4.96	$5.18

Total return	13.21%	10.04%	5.78%	3.36%	26.62%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$234,266	$256,461	$292,870	$312,826	$376,351
Ratio of expenses to average net assets:
After waivers (f)	0.70%	0.70%	0.70%	0.70%	0.70%
Before waivers (f)	0.88%	0.88%	0.88%	0.88%	0.87%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.25%	2.16%	2.06%	1.85%	1.65%
Before waivers (f)	2.07%	1.98%	1.87%	1.67%	1.48%
Portfolio turnover rate^	21%	26%	26%	20%	28%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (19.9%)
Diversified Telecommunication Services (3.3%)
Altaba, Inc.*	102,200	$137,970
Frontier Communications Parent, Inc.*	28,500	1,084,995
Koninklijke KPN NV	90,000	420,533
Liberty Global Ltd., Class A*	75,000	835,500
Liberty Global Ltd., Class C*	20,000	220,800
Telesat Corp.*	101,500	2,953,650

		5,653,448

Entertainment (4.3%)
Atlanta Braves Holdings, Inc., Class A (x)*	91,000	3,866,590
Electronic Arts, Inc.	2,000	408,660
Eventbrite, Inc., Class A*	2,000	8,900
Madison Square Garden Sports Corp.*	11,500	2,974,475

		7,258,625

Interactive Media & Services (0.0%)†
Grindr, Inc.*	300	4,062

Media (7.4%)
Beasley Broadcast Group, Inc., Class A*	11,500	57,615
Clear Channel Outdoor Holdings, Inc.*	800,000	1,768,000
EchoStar Corp., Class A*	15,600	1,695,720
EW Scripps Co. (The), Class A*	110,000	438,900
Fox Corp., Class B	81,700	5,304,781
Lee Enterprises, Inc. (x)*	90,000	431,100
TEGNA, Inc.	148,000	2,872,680

		12,568,796

Wireless Telecommunication Services (4.9%)
Array Digital Infrastructure, Inc. (x)	55,000	2,949,100
Millicom International Cellular SA	60,000	3,326,400
Orange Belgium SA*	30,000	680,441
Telephone and Data Systems, Inc.	36,000	1,476,000

		8,431,941

Total Communication Services		33,916,872

Consumer Discretionary (4.7%)
Automobile Components (0.3%)
Dowlais Group plc	400,000	452,911

Broadline Retail (0.1%)
Macy’s, Inc.	8,500	187,425

Distributors (0.0%)†
Bapcor Ltd. (x)	50,000	69,071

Hotels, Restaurants & Leisure (1.0%)
Denny’s Corp.*	100,000	622,000
Entain plc	25,000	258,334
Golden Entertainment, Inc.	25,000	679,750
Playtech plc	6,000	22,929
Soho House & Co., Inc., Class A*	10,000	89,600
Target Hospitality Corp.*	3,500	28,035

		1,700,648

Household Durables (2.9%)
Lennar Corp., Class B	25,000	2,378,000
Nobility Homes, Inc.	16,500	415,635
Sony Group Corp. (ADR) (x)	83,500	2,137,600

		4,931,235

Specialty Retail (0.2%)
Advance Auto Parts, Inc.	3,000	117,900
Sportsman’s Warehouse Holdings, Inc.*	192,000	280,320
Yamada Holdings Co. Ltd.	12,400	41,125

		439,345

Textiles, Apparel & Luxury Goods (0.2%)
Capri Holdings Ltd.*	14,000	341,600

Total Consumer Discretionary		8,122,235

Consumer Staples (0.6%)
Consumer Staples Distribution & Retail (0.5%)
Albertsons Cos., Inc., Class A	42,000	721,140
GrainCorp Ltd., Class A (x)	6,000	28,750

		749,890

Food Products (0.1%)
TreeHouse Foods, Inc.*	10,000	235,900

Personal Care Products (0.0%)†
Kenvue, Inc.	1,500	25,875

Total Consumer Staples		1,011,665

Energy (1.1%)
Energy Equipment & Services (0.8%)
DMC Global, Inc.*	8,000	53,520
Gulf Island Fabrication, Inc.*	5,000	59,850
SLB Ltd.	30,500	1,170,590

		1,283,960

Oil, Gas & Consumable Fuels (0.3%)
Alvopetro Energy Ltd.	88,200	449,177
Cool Co. Ltd.*	10,000	96,500
Gulf Coast Ultra Deep Royalty Trust*	550,000	16,225

		561,902

Total Energy		1,845,862

Financials (4.6%)
Banks (2.3%)
Cadence Bank	16,000	685,440
Dogwood State Bank*	3,000	69,990
First Horizon Corp.	60,000	1,434,000
Flushing Financial Corp.	65,000	986,050
Horizon Bancorp, Inc.	13,000	220,480
Renasant Corp.	5,000	176,100
SouthState Bank Corp.	1,200	112,932
Synovus Financial Corp.	3,000	150,150

		3,835,142

Capital Markets (1.8%)
BKF Capital Group, Inc.*	2,434	110,041
Forge Global Holdings, Inc.*	55,000	2,450,800
Guardian Capital Group Ltd.	2,000	98,110
Janus Henderson Group plc	10,000	475,700

		3,134,651

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Consumer Finance (0.1%)
Capital One Financial Corp.	815	$197,523

Financial Services (0.3%)
Cantaloupe, Inc.*	15,000	159,300
International Money Express, Inc.*	12,000	184,320
Sony Financial Group, Inc. (ADR)*	18,000	94,140

		437,760

Insurance (0.1%)
Aspen Insurance Holdings Ltd., Class A (x)*	6,000	222,600

Total Financials		7,827,676

Health Care (5.3%)
Biotechnology (3.5%)
Amicus Therapeutics, Inc.*	3,000	42,720
Astria Therapeutics, Inc.*	4,000	52,360
Avidity Biosciences, Inc.*	3,500	252,455
Cidara Therapeutics, Inc.*	12,500	2,761,125
Dynavax Technologies Corp.*	25,000	384,500
Exact Sciences Corp.*	19,000	1,929,640
GRAIL, Inc.*	400	34,236
Grifols SA (ADR)	24,000	224,400
Mersana Therapeutics, Inc.*	10,000	289,300

		5,970,736

Health Care Equipment & Supplies (1.4%)
Bioventus, Inc., Class A*	2,000	14,880
Globus Medical, Inc., Class A*	12,500	1,091,375
Hologic, Inc.*	3,500	260,715
ICU Medical, Inc.*	500	71,335
Innocoll Biotherapeutics Holdings Ltd. (r)*	125,000	—
LENSAR, Inc. (x)*	30,000	348,900
QuidelOrtho Corp.*	12,000	342,720
STAAR Surgical Co.*	15,000	346,350

		2,476,275

Health Care Providers & Services (0.1%)
Cross Country Healthcare, Inc.*	23,500	190,350

Life Sciences Tools & Services (0.0%)†
Illumina, Inc.*	200	26,232

Pharmaceuticals (0.3%)
Avadel Pharmaceuticals plc (ADR)*	1,000	21,550
Viatris, Inc.	36,000	448,200
		469,750

Total Health Care		9,133,343

Industrials (10.7%)
Aerospace & Defense (1.3%)
Boeing Co. (The)*	5,700	1,237,584
Hexcel Corp.	13,000	960,700

		2,198,284

Ground Transportation (0.0%)†
Norfolk Southern Corp.	200	57,744

Machinery (8.0%)
CFT SpA (r)*	25,000	101,361
Chart Industries, Inc.*	21,000	4,330,830
Crane Co.	800	147,544
Crawford United Corp., Class A*	800	64,968
Hillenbrand, Inc.	150,000	4,758,000
Mueller Industries, Inc.	9,200	1,056,160
Mueller Water Products, Inc., Class A	10,000	238,200
Nilfisk Holding A/S*	30,000	655,165
Park-Ohio Holdings Corp.	25,000	523,500
Stratasys Ltd.*	41,000	355,880
Valmet OYJ	13,000	432,814
Velan, Inc. (x)	75,000	1,019,089

		13,683,511

Professional Services (0.5%)
CSG Systems International, Inc.	1,300	99,697
Dayforce, Inc.*	10,000	691,600
Ework Group AB	1,441	15,010

		806,307

Trading Companies & Distributors (0.9%)
Air Lease Corp., Class A	3,000	192,690
Herc Holdings, Inc.	2,500	370,950
McGrath RentCorp	9,200	965,356

		1,528,996

Total Industrials		18,274,842

Information Technology (6.3%)
Electronic Equipment, Instruments & Components (0.8%)
CTS Corp.	1,500	64,305
Rogers Corp.*	14,200	1,300,294

		1,364,599

IT Services (0.1%)
Datagroup SE	3,000	247,144

Semiconductors & Semiconductor Equipment (0.1%)
QUALCOMM, Inc.	165	28,446
Veeco Instruments, Inc.*	2,000	57,160

		85,606

Software (5.3%)
Clearwater Analytics Holdings, Inc.,
Class A*	1,000	24,120
Confluent, Inc., Class A*	235,000	7,106,400
Gen Digital, Inc.	24,500	666,155
Jamf Holding Corp.*	3,000	39,030
Pinewood Technologies Group plc(x)*	11,000	53,083
PSI Software SE (x)*	1,000	50,651
SEMrush Holdings, Inc., Class A*	91,634	1,089,528
Synchronoss Technologies, Inc.*	2,000	17,120
Yext, Inc.*	7,000	56,420

		9,102,507

Total Information Technology		10,799,856

Materials (9.1%)
Chemicals (0.3%)
Mativ Holdings, Inc.	38,500	467,775

Construction Materials (2.3%)
Vulcan Materials Co.	13,800	3,936,036

Containers & Packaging (4.2%)
Amcor plc	326,250	2,720,925

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Myers Industries, Inc.	52,000	$973,440
Sealed Air Corp.	85,000	3,521,550

		7,215,915

Metals & Mining (2.3%)
Kinross Gold Corp.	5,960	167,873
Newmont Corp.	12,500	1,248,125
Orogen Royalties, Inc. (x)*	12,500	23,587
Pan American Silver Corp.	25,000	1,296,128
Probe Gold, Inc.*	60,000	160,431
Royal Gold, Inc.	3,700	822,473
Tredegar Corp.*	24,000	172,320

		3,890,937

Total Materials		15,510,663

Real Estate (2.5%)
Diversified REITs (1.2%)
Alexander & Baldwin, Inc. (REIT)	95,000	1,960,800
Hotel & Resort REITs (0.4%)
Ryman Hospitality Properties, Inc. (REIT)	7,500	709,650

Industrial REITs (0.4%)
Plymouth Industrial REIT, Inc. (REIT)	33,000	722,040

Office REITs (0.2%)
City Office REIT, Inc. (REIT)	50,000	349,500

Real Estate Management & Development (0.0%)†
Corem Property Group AB, Class B	7,500	3,541

Specialized REITs (0.3%)
Millrose Properties, Inc. (REIT)	16,000	477,920

Total Real Estate		4,223,451

Utilities (10.6%)
Electric Utilities (3.4%)
Evergy, Inc.	16,500	1,196,085
Portland General Electric Co.	10,000	479,900
TXNM Energy, Inc.	71,000	4,180,480

		5,856,465

Gas Utilities (5.2%)
National Fuel Gas Co.	54,400	4,355,264
Southwest Gas Holdings, Inc.	56,500	4,521,130

		8,876,394

Independent Power and Renewable Electricity Producers (0.1%)
Alerion Cleanpower SpA (x)	8,000	173,366

Multi-Utilities (1.3%)
Avista Corp.	56,000	2,158,240
Northwestern Energy Group, Inc.	1,000	64,540

		2,222,780

Water Utilities (0.6%)
Essential Utilities, Inc.	1,000	38,360
Severn Trent plc	26,000	977,452
		1,015,812

Total Utilities		18,144,817

Total Common Stocks (75.4%) (Cost $106,080,161)		128,811,282

RIGHTS:
Consumer Staples (0.0%)†
Food Products (0.0%)†
Contraf-Nicotex-Tobacco GmbH, CVR*	15,000	3,000

Total Consumer Staples		3,000

Health Care (0.2%)
Biotechnology (0.2%)
89bio, Inc., CVR (r)*	25,000	6,375
Adamas Pharmaceuticals, Inc., CVR*	54,000	675
Akero Therapeutics, Inc., CVR (r)*	15,000	7,313
Akouos, Inc., CVR (x)*	141,148	70,574
Albireo Pharma, Inc., CVR*	3,000	6,750
Ambit Biosciences Corp., CVR (r)*	20,000	—
Blueprint Medicines Corp., CVR*	22,200	8,880
Checkpoint Therapeutics, Inc., CVR (r)*	10,000	1,200
Chinook Therapeutics, Inc., CVR*	125,000	24,999
Epizyme, Inc., CVR*	10,000	200
Fusion Pharmaceuticals, Inc., CVR*	6,000	3,000
Gracell Biotechnologies, Inc., CVR*	100,000	4,000
Icosavax, Inc., CVR*	30,000	9,000
Metsera, Inc., CVR (r)(x)*	4,000	14,700
Mirati Therapeutics, Inc., CVR (r)*	70,000	26,250
Poseida Therapeutics, Inc., CVR (r)*	20,000	7,500
Regulus Therapeutics, Inc., CVR*	40,000	40,000
Sage Therapeutics, Inc., CVR*	100,000	35,000
Sigilon Therapeutics, Inc., CVR (r)*	500	2,831
Verve Therapeutics, Inc., CVR*	30,000	15,000
Vigil Neuroscience, Inc., CVR (r)*	75,000	2,813

		287,060

Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR*	21,000	33,600
Monogram Technologies, Inc., CVR (r)*	2,000	2,940

		36,540

Pharmaceuticals (0.0%)†
Alimera Sciences, Inc., CVR (x)*	100,000	1,000
Landos Biopharma, Inc., CVR (r)*	4,000	7,530
Opiant Pharmaceuticals, Inc., CVR*	10,000	5,000
scPharmaceuticals, Inc., CVR (r)*	14,000	3,360

		16,890

Total Health Care		340,490

Information Technology (0.0%)†
IT Services (0.0%)†
Flexion, Inc., CVR*	1,000	100

Software (0.0%)†
Gen Digital, Inc., CVR, expiring 4/21/30*	18,000	79,380

Total Information Technology		79,480

Materials (0.1%)
Metals & Mining (0.0%)†
Kinross Gold Corp., expiring 2/25/32*	14,000	23,380

Paper & Forest Products (0.1%)
Resolute Forest Products, Inc., CVR*	45,000	67,500

Total Materials		90,880

Total Rights (0.3%) (Cost $439,020)		513,850

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (22.3%)
BlackRock Liquidity FedFund, Institutional Shares 3.65% (7 day yield) (xx)	100,000	$100,000
Dreyfus Treasury Obligations Cash Management Fund 3.65% (7 day yield) (xx)	100,000	100,000
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	4,489,877	4,489,877
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	33,355,947	33,369,289

Total Investment Companies		38,059,166

Total Short-Term Investments (22.3%) (Cost $38,044,457)		38,059,166

Total Investments in Securities (98.0%) (Cost $144,563,638)		167,384,298
Other Assets Less Liabilities (2.0%)		3,383,636

Net Assets (100%)		$170,767,934

*	Non-income producing.
†	Percent shown is less than 0.05%.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $7,160,864. This was collateralized by $2,923,175 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.750%, maturing 1/29/26 – 8/15/55 and by cash of $4,689,877 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$32,677,928	$1,238,944	$—		$33,916,872
Consumer Discretionary	7,277,865	844,370	—		8,122,235
Consumer Staples	982,915	28,750	—		1,011,665
Energy	1,845,862	—	—		1,845,862
Financials	7,717,635	110,041	—		7,827,676
Health Care	9,133,343	—	—	(a)	9,133,343
Industrials	17,070,492	1,102,989	101,361		18,274,842
Information Technology	10,420,532	379,324	—		10,799,856
Materials	15,510,663	—	—		15,510,663
Real Estate	4,219,910	3,541	—		4,223,451
Utilities	16,993,999	1,150,818	—		18,144,817
Rights
Consumer Staples	—	3,000	—		3,000
Health Care	—	257,678	82,812		340,490
Information Technology	79,380	100	—		79,480
Materials	23,380	67,500	—		90,880
Short-Term Investments
Investment Companies	38,059,166	—	—		38,059,166

Total Assets	$162,013,070	$5,187,055	$184,173		$167,384,298

Total Liabilities	$—	$—	$—		$—

Total	$162,013,070	$5,187,055	$184,173		$167,384,298

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$161,241,596
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$164,328,485

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,562,269
Aggregate gross unrealized depreciation	(8,550,627)

Net unrealized appreciation	$22,011,642

Federal income tax cost of investments in securities and derivative instruments, if applicable	$145,372,656

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $144,563,638)	$167,384,298
Cash	7,476,474
Foreign cash (Cost $19,247)	19,427
Receivable for securities sold	957,632
Dividends, interest and other receivables	322,012
Securities lending income receivable	5,595
Receivable for Portfolio shares sold	2,302
Other assets	707

Total assets	176,168,447

LIABILITIES
Payable for return of collateral on securities loaned	4,689,877
Payable for securities purchased	383,436
Investment management fees payable	120,653
Payable for Portfolio shares repurchased	107,315
Distribution fees payable – Class IB	30,527
Administrative fees payable	13,035
Trustees’ fees payable	365
Accrued expenses	55,305

Total liabilities	5,400,513

Commitments and contingent liabilities^
NET ASSETS	$170,767,934

Net assets were comprised of:
Paid in capital	$147,638,818
Total distributable earnings (loss)	23,129,116

Net assets	$170,767,934

Class IB
Net asset value, offering and redemption price per share, $143,523,435 / 10,588,050 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.56

Class K
Net asset value, offering and redemption price per share, $27,244,499 / 1,966,162 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.86

(x)	Includes value of securities on loan of $7,160,864.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $89,194 foreign withholding tax)	$5,864,656
Interest	313,817
Securities lending (net)	96,614

Total income	6,275,087

EXPENSES
Investment management fees	1,497,948
Distribution fees – Class IB	351,179
Administrative fees	150,690
Professional fees	57,812
Custodian fees	44,200
Printing and mailing expenses	23,813
Trustees’ fees	5,674
Miscellaneous	14,785

Gross expenses	2,146,101
Less: Waiver from investment manager	(130,027)

Net expenses	2,016,074

NET INVESTMENT INCOME (LOSS)	4,259,013

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	5,437,782
Foreign currency transactions	(7,905)

Net realized gain (loss)	5,429,877

Change in unrealized appreciation (depreciation) on:
Investments in securities	14,952,026
Foreign currency translations	4,257

Net change in unrealized appreciation (depreciation)	14,956,283

NET REALIZED AND UNREALIZED GAIN (LOSS)	20,386,160

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,645,173

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,259,013	$2,735,763
Net realized gain (loss)	5,429,877	6,708,646
Net change in unrealized appreciation (depreciation)	14,956,283	5,123,133

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24,645,173	14,567,542

Distributions to shareholders:
Class IB	(8,358,931)	(8,693,917)
Class K	(1,601,372)	(1,594,814)

Total distributions to shareholders	(9,960,303)	(10,288,731)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 21,275 shares, respectively ]	—	260,910
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (630,862) shares, respectively ]	—	(7,791,071)
Capital shares repurchased [ 0 and (65,257) shares, respectively ]	—	(799,006)

Total Class IA transactions	—	(8,329,167)

Class IB
Capital shares sold [ 493,812 and 689,428 shares, respectively ]	6,476,022	8,619,018
Capital shares issued in connection with share class combination (Note 1) [ 0 and 635,001 shares, respectively ]	—	7,791,071
Capital shares issued in reinvestment of dividends and distributions [ 614,058 and 690,343 shares, respectively ]	8,358,931	8,693,917
Capital shares repurchased [ (1,925,665) and (1,650,035) shares, respectively ]	(25,216,583)	(20,652,970)

Total Class IB transactions	(10,381,630)	4,451,036

Class K
Capital shares sold [ 95,138 and 80,881 shares, respectively ]	1,277,826	1,023,411
Capital shares issued in reinvestment of dividends and distributions [ 115,095 and 124,071 shares, respectively ]	1,601,372	1,594,814
Capital shares repurchased [ (247,580) and (313,671) shares, respectively ]	(3,327,454)	(4,047,006)

Total Class K transactions	(448,256)	(1,428,781)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(10,829,886)	(5,306,912)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,854,984	(1,028,101)

NET ASSETS:
Beginning of year	166,912,950	167,941,051

End of year	$170,767,934	$166,912,950

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2025		2024		2023		2022	2021
Net asset value, beginning of year	$12.41		$12.11		$11.60		$12.78	$11.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.33	(3)	0.20		0.21		0.01	0.06	(1)(2)
Net realized and unrealized gain (loss)	1.65		0.90		0.89		(0.78)	1.29

Total from investment operations	1.98		1.10		1.10		(0.77)	1.35

Less distributions:
Dividends from net investment income	(0.40)		(0.24)		(0.23)		(0.04)	(0.09)
Distributions from net realized gains	(0.43)		(0.56)		(0.36)		(0.37)	(0.36)

Total dividends and distributions	(0.83)		(0.80)		(0.59)		(0.41)	(0.45)

Net asset value, end of year	$13.56		$12.41		$12.11		$11.60	$12.78

Total return	15.91	%(aa)	9.02	%(bb)	9.53	%(cc)	(5.97)%	11.34%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$143,523		$141,536		$133,656		$138,464	$166,650
Ratio of expenses to average net assets:
After waivers (f)	1.25%		1.25%		1.25%		1.25%	1.25%
Before waivers (f)	1.33%		1.34%		1.33%		1.33%	1.31%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.52	%(dd)	1.59%		1.77%		0.11%	0.49	%(ee)(ff)
Before waivers (f)	2.44	%(dd)	1.50%		1.69%		0.03%	0.44	%(ee)(ff)
Portfolio turnover rate^	142%		177%		204%		155%	190%

Class K	Year Ended December 31,
	2025		2024		2023		2022	2021
Net asset value, beginning of year	$12.67		$12.34		$11.81		$13.01	$12.08

Income (loss) from investment operations:
Net investment income (loss) (e)	0.37	(3)	0.24		0.25		0.05	0.10	(1)(2)
Net realized and unrealized gain (loss)	1.68		0.92		0.90		(0.81)	1.31

Total from investment operations	2.05		1.16		1.15		(0.76)	1.41

Less distributions:
Dividends from net investment income	(0.43)		(0.27)		(0.26)		(0.07)	(0.12)
Distributions from net realized gains	(0.43)		(0.56)		(0.36)		(0.37)	(0.36)

Total dividends and distributions	(0.86)		(0.83)		(0.62)		(0.44)	(0.48)

Net asset value, end of year	$13.86		$12.67		$12.34		$11.81	$13.01

Total return	16.16	%(aa)	9.35	%(bb)	9.79	%(cc)	(5.78)%	11.65%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$27,244		$25,376		$26,062		$24,848	$26,209
Ratio of expenses to average net assets:
After waivers (f)	1.00%		1.00%		1.00%		1.00%	1.00%
Before waivers (f)	1.08%		1.09%		1.08%		1.08%	1.06%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.78	%(dd)	1.85%		2.04%		0.38%	0.76	%(ee)(ff)
Before waivers (f)	2.70	%(dd)	1.76%		1.96%		0.30%	0.70	%(ee)(ff)
Portfolio turnover rate^	142%		177%		204%		155%	190%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.02 and $0.05 for Class IB and Class K, respectively.
(2)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.04 and $0.08 Class IB and Class K, respectively.
(3)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.21 and $0.25 Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a litigation payment. Without this income, the total return would have been 15.48% for Class IB and 15.74% for Class K.
(bb)	Includes income resulting from a litigation payment. Without this income, the total return would have been 8.75% for Class IB and 9.09% for Class K.
(cc)	Includes income resulting from a litigation payment. Without this income, the total return would have been 9.26% for Class IB and 9.52% for Class K.
(dd)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.91% lower.
(ee)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.34% lower.
(ff)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.14% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.2%)
Diversified Telecommunication Services (1.2%)
Anterix, Inc.*	270,000	$5,894,100
Liberty Global Ltd., Class A*	155,000	1,726,700
Liberty Global Ltd., Class C*	230,000	2,539,200
Liberty Latin America Ltd., Class A*	750,000	5,542,500
Liberty Latin America Ltd., Class C*	13,000	96,980
Shenandoah Telecommunications Co.	263,126	3,041,736
Sunrise Communications AG, Class A (x)	52,000	2,784,800
Telesat Corp.*	676,000	19,671,600
Verizon Communications, Inc.	45,000	1,832,850

		43,130,466

Entertainment (5.0%)
Atlanta Braves Holdings, Inc., Class A (x)*	375,000	15,933,750
Atlanta Braves Holdings, Inc., Class C*	255,000	10,059,750
IMAX Corp.*	56,000	2,069,760
Lionsgate Studios Corp.*	345,000	3,149,850
Live Nation Entertainment, Inc.*	238,000	33,915,000
Madison Square Garden Entertainment Corp., Class A*	296,000	15,951,440
Madison Square Garden Sports Corp.*	175,500	45,393,075
Manchester United plc, Class A*	20,000	318,400
Marcus Corp. (The)	660,000	10,236,600
Reading International, Inc., Class A*	285,000	299,250
Reading International, Inc., Class B*	34,000	389,300
Sphere Entertainment Co. (x)*	339,000	32,232,120
Starz Entertainment Corp.	26,000	304,200
Take-Two Interactive Software, Inc.*	57,000	14,593,710
TKO Group Holdings, Inc., Class A	21,000	4,389,000
Warner Bros Discovery, Inc.*	46,500	1,340,130

		190,575,335

Interactive Media & Services (0.0%)†
Cars.com, Inc.*	20,000	244,000

Media (2.1%)
AMC Networks, Inc., Class A*	214,000	2,037,280
Beasley Broadcast Group, Inc., Class A (x)*‡	33,000	165,330
Clear Channel Outdoor Holdings, Inc.*	4,255,000	9,403,550
Corus Entertainment, Inc., Class B*	100,000	2,550
EchoStar Corp., Class A*	38,400	4,174,080
Entravision Communications Corp., Class A	570,000	1,670,100
EW Scripps Co. (The), Class A*	1,235,000	4,927,650
Gray Media, Inc.	319,300	1,545,412
Gray Media, Inc., Class A	60,000	720,000
Grupo Televisa SAB (ADR)	4,450,000	12,949,500
Lee Enterprises, Inc. (x)*	222,720	1,066,829
Nexstar Media Group, Inc., Class A	34,600	7,025,530
Omnicom Group, Inc.	137,000	11,062,750
Salem Media Group, Inc., Class A (x)*	143,000	62,920
Sinclair, Inc.	1,160,000	17,748,000
Sirius XM Holdings, Inc.	114,200	2,283,429
TEGNA, Inc.	145,000	2,814,450
Townsquare Media, Inc., Class A	236,000	1,213,040

		80,872,400

Wireless Telecommunication Services (0.9%)
Array Digital Infrastructure, Inc.	195,300	10,471,986
Gogo, Inc.*	330,000	1,537,800
Rogers Communications, Inc., Class B (x)	200,000	7,546,000
Telephone and Data Systems, Inc.	354,000	14,514,000

		34,069,786

Total Communication Services		348,891,987

Consumer Discretionary (14.3%)
Automobile Components (2.8%)
BorgWarner, Inc.	240,000	10,814,400
Brembo NV (x)	1,000,088	11,065,482
Dana, Inc.	910,000	21,621,600
Garrett Motion, Inc.	1,080,000	18,824,400
Gentex Corp.	200,000	4,654,000
Phinia, Inc.	54,500	3,416,605
Standard Motor Products, Inc.	450,000	16,582,500
Stoneridge, Inc.*	200,000	1,158,000
Strattec Security Corp.*‡	226,600	17,253,324

		105,390,311

Automobiles (0.2%)
Thor Industries, Inc.	4,000	410,680
Winnebago Industries, Inc.	166,000	6,726,320

		7,137,000

Diversified Consumer Services (0.6%)
Matthews International Corp., Class A	754,000	19,694,480
Universal Technical Institute, Inc.*	182,000	4,755,660

		24,450,140

Hotels, Restaurants & Leisure (3.1%)
Biglari Holdings, Inc., Class A (x)*‡	10,000	17,400,500
Boyd Gaming Corp.	221,000	18,838,040
Brightstar Lottery plc	60,000	928,800
Canterbury Park Holding Corp. (x)‡	319,000	4,851,990
Cheesecake Factory, Inc. (The) (x)	317,000	16,002,160
Churchill Downs, Inc.	153,000	17,408,340
Cracker Barrel Old Country Store, Inc. (x)	73,000	1,854,200
Denny’s Corp.*	358,000	2,226,760
Full House Resorts, Inc.*	535,000	1,396,350
Golden Entertainment, Inc.	325,000	8,836,750
Inspired Entertainment, Inc.*	275,000	2,574,000
Krispy Kreme, Inc. (x)	50,000	201,000
Las Vegas Sands Corp.	50,000	3,254,500
Nathan’s Famous, Inc.‡	205,500	19,228,635
Ollamani SAB (x)*	775,300	3,315,180
Rock Field Co. Ltd. (x)	206,000	1,770,148

		120,087,353

Household Durables (2.1%)
Bassett Furniture Industries, Inc.	394,000	6,603,440
Cavco Industries, Inc.*	64,700	38,220,878
Champion Homes, Inc.*	163,000	13,773,500
Ethan Allen Interiors, Inc.	25,000	571,000
La-Z-Boy, Inc.	133,000	4,956,910

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Lennar Corp., Class B	100,000	$9,512,000
Lifetime Brands, Inc.	178,000	703,100
Nobility Homes, Inc.‡	218,000	5,491,420

		79,832,248

Leisure Products (0.6%)
American Outdoor Brands, Inc.*	275,000	2,125,750
Brunswick Corp.	56,500	4,194,560
Clarus Corp.	315,000	1,055,250
Johnson Outdoors, Inc., Class A	298,000	12,650,100
Marine Products Corp.	253,000	2,216,280
Sturm Ruger & Co., Inc.	18,000	587,700
Universal Entertainment Corp. (x)*	55,000	279,494

		23,109,134

Specialty Retail (4.7%)
1-800-Flowers.com, Inc., Class A (x)*	985,000	3,871,050
Advance Auto Parts, Inc.	70,000	2,751,000
Arko Corp.	80,000	363,200
AutoNation, Inc.*	270,500	55,852,840
Bowlin Travel Centers, Inc.*	94,000	361,900
Lands’ End, Inc.*	298,000	4,326,960
Monro, Inc.	537,000	10,761,480
O’Reilly Automotive, Inc.*	150,000	13,681,500
Penske Automotive Group, Inc.	393,500	62,287,115
Pets at Home Group plc	184,000	491,085
Sally Beauty Holdings, Inc.*	675,000	9,625,500
Sportsman’s Warehouse Holdings, Inc.*	450,000	657,000
Tractor Supply Co.	236,500	11,827,365
Valvoline, Inc.*	90,000	2,615,400

		179,473,395

Textiles, Apparel & Luxury Goods (0.2%)
Capri Holdings Ltd.*	5,000	122,000
Gildan Activewear, Inc.	7,000	437,220
Movado Group, Inc.	220,000	4,536,400
Wolverine World Wide, Inc.	53,500	971,025

		6,066,645

Total Consumer Discretionary		545,546,226

Consumer Staples (4.3%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A*	5,800	1,131,754
Brown-Forman Corp., Class A	86,000	2,262,660
Crimson Wine Group Ltd.*	369,000	1,808,100
Davide Campari-Milano NV (x)	380,000	2,473,138

		7,675,652

Consumer Staples Distribution & Retail (1.0%)
Ingles Markets, Inc., Class A‡	464,000	31,807,200
Village Super Market, Inc., Class A	145,500	5,149,973

		36,957,173

Food Products (1.2%)
Calavo Growers, Inc.	315,000	6,851,250
Canada Packers, Inc.	33,000	386,849
Farmer Bros Co.*	600,000	876,000
Flowers Foods, Inc.	60,000	652,800
Hain Celestial Group, Inc. (The)*	190,000	203,300
Ingredion, Inc.	13,500	1,488,510
J & J Snack Foods Corp.	43,000	3,885,910
John B Sanfilippo & Son, Inc.	125,000	8,825,000
Lifeway Foods, Inc.*	122,500	2,968,175
Limoneira Co.	269,000	3,396,125
Maple Leaf Foods, Inc. (x)	140,000	2,542,858
Post Holdings, Inc.*	92,000	9,112,600
Premier Foods plc	1,048,000	2,438,237
Simply Good Foods Co. (The)*	6,000	120,480
Tootsie Roll Industries, Inc.	70,000	2,564,100

		46,312,194

Household Products (1.7%)
Church & Dwight Co., Inc.	100,000	8,385,000
Energizer Holdings, Inc.	470,000	9,348,300
Oil-Dri Corp. of America‡	726,000	35,530,440
Spectrum Brands Holdings, Inc.	78,000	4,608,240
WD-40 Co.	37,500	7,383,750

		65,255,730

Personal Care Products (0.2%)
BellRing Brands, Inc.*	77,000	2,058,210
Edgewell Personal Care Co.	215,000	3,665,750
United-Guardian, Inc.	155,000	954,800

		6,678,760

Total Consumer Staples		162,879,509

Energy (1.4%)
Energy Equipment & Services (0.8%)
Innovex International, Inc.*	786,200	17,194,194
KLX Energy Services Holdings, Inc. (x)*	40,000	75,600
Oceaneering International, Inc.*	185,000	4,445,550
RPC, Inc.	1,445,000	7,860,800

		29,576,144

Oil, Gas & Consumable Fuels (0.6%)
APA Corp.	67,200	1,643,712
CNX Resources Corp.*	190,000	6,986,300
Navigator Holdings Ltd.	405,000	7,014,600
ONEOK, Inc.	131,500	9,665,250

		25,309,862

Total Energy		54,886,006

Financials (3.1%)
Banks (1.6%)
Ameris Bancorp	33,300	2,473,191
Atlantic Union Bankshares Corp.	148,000	5,224,400
Cadence Bank	43,000	1,842,120
Capital City Bank Group, Inc.	4,700	200,079
Capitol Federal Financial, Inc.	39,500	268,995
Colony Bankcorp, Inc.	12,800	228,096
Eagle Bancorp, Inc.	172,000	3,684,240
Farmers & Merchants Bank of Long Beach	180	1,502,817
FB Financial Corp.	12,000	669,600
First Bancorp (Nasdaq Stock Exchange)	10,000	507,900
First Bancorp (New York Stock Exchange)	84,000	1,741,320
First Busey Corp.	28,500	678,015
First Horizon Corp.	93,500	2,234,650
Flushing Financial Corp.	638,000	9,678,460
FNB Corp.	46,000	786,600

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Hanover Bancorp, Inc.	5,000	$115,550
HomeTrust Bancshares, Inc.	5,000	214,700
Hope Bancorp, Inc.	570,000	6,247,200
Huntington Bancshares, Inc.	250,000	4,337,500
OceanFirst Financial Corp.	120,000	2,154,000
Peapack-Gladstone Financial Corp.	38,000	1,058,300
Renasant Corp.	22,000	774,840
Seacoast Banking Corp. of Florida	37,000	1,162,540
ServisFirst Bancshares, Inc.	26,000	1,866,540
Southern First Bancshares, Inc.*	24,000	1,236,480
SouthState Bank Corp.	18,200	1,712,802
Synovus Financial Corp.	65,000	3,253,250
Thomasville Bancshares, Inc.	16,000	1,614,400
Towne Bank	11,000	367,070
TrustCo Bank Corp.	2,000	82,660
Trustmark Corp.	12,000	467,400
United Community Banks, Inc.	23,000	718,060
USCB Financial Holdings, Inc.	8,000	147,360
Webster Financial Corp.	28,000	1,762,320

		61,013,455

Capital Markets (1.4%)
BKF Capital Group, Inc.*	12,800	578,688
Charles Schwab Corp. (The)	25,000	2,497,750
Cohen & Steers, Inc.	214,700	13,478,866
Federated Hermes, Inc., Class B	77,000	4,009,390
GAM Holding AG (x)*	1,500,000	277,427
Janus Henderson Group plc	244,000	11,607,080
KKR & Co., Inc.	147,000	18,739,560
PJT Partners, Inc., Class A	2,500	418,000

		51,606,761

Consumer Finance (0.1%)
Medallion Financial Corp.	158,000	1,625,820
PROG Holdings, Inc.	74,000	2,182,260

		3,808,080

Financial Services (0.0%)†
Crazy Woman Creek Bancorp, Inc.	6,100	177,022

Total Financials		116,605,318

Health Care (2.1%)
Biotechnology (0.1%)
Dynavax Technologies Corp.*	10,000	153,800
GRAIL, Inc.*	20,000	1,711,800

		1,865,600

Health Care Equipment & Supplies (1.7%)
Align Technology, Inc.*	300	46,845
CONMED Corp.	57,000	2,314,200
Cooper Cos., Inc. (The)*	44,000	3,606,240
Dexcom, Inc.*	52,000	3,451,240
Electromed, Inc.*	142,000	4,135,040
Globus Medical, Inc., Class A*	111,000	9,691,410
ICU Medical, Inc.*	21,000	2,996,070
Masimo Corp.*	83,000	10,794,980
Neogen Corp.*	66,000	461,340
Neuronetics, Inc. (x)*	75,000	103,500
Orthofix Medical, Inc.*	155,000	2,349,800
QuidelOrtho Corp.*	162,000	4,626,720
STERIS plc	84,000	21,295,680

		65,873,065

Health Care Providers & Services (0.1%)
Chemed Corp.	1,200	513,432
Henry Schein, Inc.*	20,000	1,511,600
NeoGenomics, Inc.*	16,000	188,160
OPKO Health, Inc.*	175,000	220,500

		2,433,692

Health Care Technology (0.0%)†
Evolent Health, Inc., Class A*	185,000	740,000

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc., Class A*	20,000	6,059,800
Lifecore Biomedical, Inc.*	78,000	638,040

		6,697,840

Pharmaceuticals (0.0%)†
Perrigo Co. plc	95,000	1,322,400

Total Health Care		78,932,597

Industrials (46.5%)
Aerospace & Defense (6.6%)
AAR Corp.*	110,500	9,148,295
Astronics Corp.*	11,000	596,640
Astronics Corp., Class B (x)*	49,800	2,699,160
ATI, Inc.*	377,000	43,264,520
Curtiss-Wright Corp.	95,000	52,370,650
Ducommun, Inc.*	139,500	13,270,635
HEICO Corp.	120,700	39,057,313
HEICO Corp., Class A	3,200	807,776
Innovative Solutions and Support, Inc.*	125,000	2,367,500
Moog, Inc., Class A	66,600	16,220,430
Moog, Inc., Class B	34,221	8,496,732
National Presto Industries, Inc.	30,000	3,202,800
Park Aerospace Corp.	684,200	14,600,828
Textron, Inc.	282,000	24,581,940
Woodward, Inc.	68,700	20,769,384

		251,454,603

Building Products (3.4%)
A.O. Smith Corp.	70,500	4,715,040
AZZ, Inc.	164,500	17,631,110
Burnham Holdings, Inc., Class A	56,500	1,416,455
Fortune Brands Innovations, Inc.	8,800	440,176
Gibraltar Industries, Inc.*	59,000	2,916,960
Griffon Corp.	359,000	26,440,350
Johnson Controls International plc	102,000	12,214,500
Modine Manufacturing Co.*	485,500	64,819,105

		130,593,696

Commercial Services & Supplies (4.1%)
ACCO Brands Corp.	150,000	559,500
Casella Waste Systems, Inc., Class A*	97,500	9,549,150
Loomis AB, Class B	192,000	8,141,726
OPENLANE, Inc.*	432,000	12,864,960
Pitney Bowes, Inc.	300,000	3,171,000
RB Global, Inc.	55,000	5,657,850
Republic Services, Inc.	288,000	61,035,840
Rollins, Inc.	929,500	55,788,590

		156,768,616

Construction & Engineering (0.5%)
Arcosa, Inc.	87,500	9,303,000
Centuri Holdings, Inc.*	190,000	4,797,500

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Granite Construction, Inc.	15,000	$1,730,250
Valmont Industries, Inc.	8,700	3,500,184

		19,330,934

Electrical Equipment (2.9%)
Allient, Inc.	174,000	9,352,500
AMETEK, Inc.	324,000	66,520,440
Rockwell Automation, Inc.	83,500	32,487,345

		108,360,285

Ground Transportation (0.0%)†
Hertz Global Holdings, Inc. (x)*	325,000	1,670,500

Machinery (21.3%)
Aebi Schmidt Holding AG	232,000	2,934,800
Albany International Corp., Class A	120,000	6,084,000
Astec Industries, Inc.	646,000	27,984,720
Blue Bird Corp.*	24,700	1,160,900
Chart Industries, Inc.*	113,000	23,303,990
CNH Industrial NV	2,680,000	24,709,600
Commercial Vehicle Group, Inc.*	167,000	240,480
Crane Co.	512,200	94,465,046
Donaldson Co., Inc.	203,000	17,997,980
Eastern Co. (The)	282,627	5,564,926
Enerpac Tool Group Corp., Class A	132,500	5,066,800
Enpro, Inc.	182,000	38,971,660
Federal Signal Corp.	300,000	32,577,000
Flowserve Corp.	103,000	7,146,140
Franklin Electric Co., Inc.	241,000	23,022,730
Gencor Industries, Inc.*	210,000	2,721,600
Gorman-Rupp Co. (The)	483,000	23,063,250
Graco, Inc.	382,000	31,312,540
Graham Corp.*	77,000	4,945,710
Greenbrier Cos., Inc. (The)	148,000	6,917,520
Hyster-Yale, Inc.	315,000	9,358,650
IDEX Corp.	83,500	14,857,990
Interpump Group SpA (x)	200,000	10,995,171
Iveco Group NV	480,000	10,590,902
Kennametal, Inc.	212,000	6,022,920
L B Foster Co., Class A*‡	546,000	14,714,700
Lincoln Electric Holdings, Inc.	89,500	21,447,780
Lindsay Corp.	54,000	6,364,980
Manitowoc Co., Inc. (The)*	270,000	3,237,300
Middleby Corp. (The)*	4,800	713,616
Mueller Industries, Inc.	1,181,000	135,578,800
Mueller Water Products, Inc., Class A	1,305,000	31,085,100
Nordson Corp.	38,200	9,184,426
Park-Ohio Holdings Corp.	624,000	13,066,560
Standex International Corp.	72,000	15,644,160
Stratasys Ltd.*	50,000	434,000
Tennant Co.	400,000	29,480,000
Titan International, Inc.*	65,000	508,950
Toro Co. (The)	47,000	3,699,840
Trinity Industries, Inc.	633,000	16,736,520
Twin Disc, Inc.	702,000	11,709,360
Watts Water Technologies, Inc., Class A	232,000	64,036,640

		809,659,757

Trading Companies & Distributors (7.7%)
Distribution Solutions Group, Inc.*	213,000	5,834,070
GATX Corp.	718,500	121,857,600
Herc Holdings, Inc.	532,600	79,027,188
McGrath RentCorp	24,000	2,518,320
Rush Enterprises, Inc., Class B‡	1,049,000	59,016,740
Titan Machinery, Inc.*	260,000	3,910,400
United Rentals, Inc.	26,500	21,446,980

		293,611,298

Total Industrials		1,771,449,689

Information Technology (3.6%)
Communications Equipment (0.0%)†
Applied Optoelectronics, Inc.*	8,700	303,282

Electronic Equipment, Instruments & Components (2.6%)
Badger Meter, Inc.	85,000	14,824,850
Bel Fuse, Inc., Class A‡	61,500	9,335,700
Crane NXT Co.	30,000	1,412,100
CTS Corp.	950,000	40,726,500
Daktronics, Inc.*	182,500	3,608,025
Itron, Inc.*	51,000	4,735,860
Landis+Gyr Group AG	30,500	1,979,169
Littelfuse, Inc.	35,000	8,852,200
Napco Security Technologies, Inc.	171,000	7,130,700
Rogers Corp.*	81,000	7,417,170
Trans-Lux Corp. (r)*	120,060	7,204

		100,029,478

IT Services (0.0%)†
Alithya Group, Inc., Class A (x)*	770,000	930,160

Software (1.0%)
Fortinet, Inc.*	100,000	7,941,000
Roper Technologies, Inc.	26,200	11,662,406
Tyler Technologies, Inc.*	36,000	16,342,200

		35,945,606

Technology Hardware, Storage & Peripherals (0.0%)†
TransAct Technologies, Inc.*	145,000	580,000
Xerox Holdings Corp. (x)	350,000	829,500

		1,409,500

Total Information Technology		138,618,026

Materials (5.0%)
Chemicals (2.4%)
Ashland, Inc.	57,500	3,373,525
Core Molding Technologies, Inc.*	300,000	6,015,000
Element Solutions, Inc.	67,000	1,674,330
FMC Corp.	220,000	3,051,400
Hawkins, Inc.	44,000	6,250,640
HB Fuller Co.	329,000	19,562,340
Huntsman Corp.	262,000	2,620,000
Mativ Holdings, Inc.	58,000	704,700
Minerals Technologies, Inc.	225,000	13,713,750
NewMarket Corp.	14,500	9,965,270
Olin Corp.	115,000	2,395,450
Quaker Chemical Corp.	4,700	645,357
Scotts Miracle-Gro Co. (The)	77,000	4,492,950
Sensient Technologies Corp.	154,100	14,477,695
Takasago International Corp. (x)	142,500	1,340,941

		90,283,348

Containers & Packaging (1.4%)
Ardagh Metal Packaging SA	200,000	820,000
Greif, Inc., Class A	208,500	14,115,450

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Myers Industries, Inc.	1,735,000	$32,479,200
Sonoco Products Co.	155,000	6,764,200

		54,178,850

Metals & Mining (1.2%)
Ampco-Pittsburgh Corp.*‡	990,000	5,276,700
Barrick Mining Corp.	24,000	1,045,200
Kinross Gold Corp.	45,000	1,267,200
Materion Corp.	181,200	22,526,784
Metallus, Inc.*	208,000	3,569,280
Tredegar Corp.*	1,670,000	11,990,600

		45,675,764

Total Materials		190,137,962

Real Estate (2.5%)
Diversified REITs (0.0%)†
Alexander & Baldwin, Inc. (REIT)	50,000	1,032,000

Hotel & Resort REITs (1.3%)
Ryman Hospitality Properties, Inc. (REIT)	514,500	48,681,990

Real Estate Management & Development (1.1%)
Capital Properties, Inc., Class A	85,000	1,015,750
Gyrodyne LLC*	14,411	129,987
Seritage Growth Properties, Class A (x)*	120,000	390,000
St Joe Co. (The)	547,500	32,505,075
Tejon Ranch Co.*	552,000	8,705,040

		42,745,852

Specialized REITs (0.1%)
Millrose Properties, Inc. (REIT)	49,000	1,463,630

Total Real Estate		93,923,472

Utilities (4.8%)
Electric Utilities (1.6%)
Evergy, Inc.	145,500	10,547,295
Hawaiian Electric Industries, Inc.*	120,000	1,476,000
Otter Tail Corp.	224,500	18,141,845
TXNM Energy, Inc.	549,000	32,325,120

		62,490,260

Gas Utilities (1.9%)
Chesapeake Utilities Corp.	5,600	698,656
National Fuel Gas Co.	185,500	14,851,130
Northwest Natural Holding Co.	363,000	16,966,620
ONE Gas, Inc.	33,500	2,587,875
RGC Resources, Inc.	378,900	8,070,570
Southwest Gas Holdings, Inc.	393,000	31,447,860

		74,622,711

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp. (The)	240,000	3,441,600
Ormat Technologies, Inc.	82,700	9,135,869
XPLR Infrastructure LP*	140,000	1,400,000

		13,977,469

Multi-Utilities (0.8%)
Black Hills Corp.	172,500	11,974,950
Northwestern Energy Group, Inc.	264,000	17,038,560

		29,013,510

Water Utilities (0.1%)
Cadiz, Inc.*	8,500	47,685
H2O America	47,500	2,327,025
York Water Co. (The)	43,500	1,385,040

		3,759,750

Total Utilities		183,863,700

Total Common Stocks (96.8%) (Cost $1,248,487,097)		3,685,734,492

	Number of Rights	Value (Note 1)
RIGHTS:
Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR* (Cost $106,500)	100,000	150,000

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.3%)
Allspring Government Money Market Fund, Select Shares 3.72% (7 day yield) (xx)	10,000,000	10,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	4,822,980	4,822,980
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	25,865,834	25,876,180
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.69% (7 day yield) (xx)	10,000,000	10,000,000

Total Investment Companies		50,699,160

Total Short-Term Investments (1.3%) (Cost $50,701,747)		50,699,160

Total Investments in Securities (98.1%) (Cost $1,299,295,344)		3,736,583,652
Other Assets Less Liabilities (1.9%)		73,504,060

Net Assets (100%)		$3,810,087,712

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $49,126,812. This was collateralized by $26,225,831 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.750%, maturing 1/13/26 – 8/15/55 and by cash of $24,822,980 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Communication Services
Media
Beasley Broadcast Group, Inc., Class A (x)*,**	33,000	298,816	94,954	(101,490)	(240,985)	114,035	165,330	—	—
Consumer Discretionary
Automobile Components
Strattec Security Corp.*	226,600	9,640,800	—	(501,918)	123,083	7,991,359	17,253,324	—	—
Hotels, Restaurants & Leisure
Biglari Holdings, Inc., Class A (x)*	10,000	14,279,888	—	(1,716,322)	607,959	4,228,975	17,400,500	—	—
Canterbury Park Holding Corp. (x)	319,000	6,702,190	—	—	—	(1,850,200)	4,851,990	89,320	—
Nathan’s Famous, Inc.	205,500	16,350,880	—	(275,109)	85,257	3,067,607	19,228,635	927,100	—
Household Durables
Nobility Homes, Inc.	218,000	6,840,900	309,112	—	—	(1,658,592)	5,491,420	259,125	—
Consumer Staples
Consumer Staples Distribution & Retail
Ingles Markets, Inc., Class A	464,000	29,964,600	—	(67,205)	(1,695)	1,911,500	31,807,200	306,735	—
Household Products
Oil-Dri Corp. of America	726,000	32,382,980	—	(677,065)	566,891	3,257,634	35,530,440	490,726	—
Industrials
Machinery
L B Foster Co., Class A*	546,000	14,795,000	—	(107,731)	20,382	7,049	14,714,700	—	—
Trading Companies & Distributors
Rush Enterprises, Inc., Class B	1,049,000	57,760,840	—	(688,197)	607,739	1,336,358	59,016,740	781,636	—
Information Technology
Electronic Equipment, Instruments & Components
Bel Fuse, Inc., Class A	61,500	8,107,200	—	(3,109,813)	2,545,406	1,792,907	9,335,700	18,858	—
Materials
Metals & Mining
Ampco-Pittsburgh Corp.*	990,000	2,044,020	49,617	(29,329)	536	3,211,856	5,276,700	—	—

Total		199,168,114	453,683	(7,274,179)	4,314,573	23,410,488	220,072,679	2,873,500	—

*	Non-income producing.
**	Not affiliated at December 31, 2025.
(x)	All or a portion of security is on loan at December 31, 2025.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$345,387,187	$3,504,800	$—	$348,891,987
Consumer Discretionary	526,726,127	18,820,099	—	545,546,226
Consumer Staples	157,968,134	4,911,375	—	162,879,509
Energy	54,886,006	—	—	54,886,006
Financials	112,454,964	4,150,354	—	116,605,318
Health Care	78,932,597	—	—	78,932,597
Industrials	1,730,525,998	40,923,691	—	1,771,449,689
Information Technology	136,631,653	1,979,169	7,204	138,618,026
Materials	188,797,021	1,340,941	—	190,137,962
Real Estate	92,777,735	1,145,737	—	93,923,472
Utilities	183,863,700	—	—	183,863,700
Rights
Materials	—	150,000	—	150,000
Short-Term Investments
Investment Companies	50,699,160	—	—	50,699,160

Total Assets	$3,659,650,282	$76,926,166	$7,204	$3,736,583,652

Total Liabilities	$—	$—	$—	$—

Total	$3,659,650,282	$76,926,166	$7,204	$3,736,583,652

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$88,664,496
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$319,864,863

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,572,471,107
Aggregate gross unrealized depreciation	(139,052,254)

Net unrealized appreciation	$2,433,418,853

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,303,164,799

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $59,987,183)	$219,907,349
Unaffiliated Issuers (Cost $1,239,308,161)	3,516,676,303
Cash	94,818,548
Foreign cash (Cost $1,044,447)	1,187,333
Receivable for securities sold	4,474,575
Dividends, interest and other receivables	2,474,320
Receivable for Portfolio shares sold	360,398
Securities lending income receivable	29,675
Other assets	14,337

Total assets	3,839,942,838

LIABILITIES
Payable for return of collateral on securities loaned	24,822,980
Investment management fees payable	2,238,581
Payable for Portfolio shares repurchased	1,105,926
Distribution fees payable – Class IB	731,061
Payable for securities purchased	494,750
Administrative fees payable	293,126
Accrued expenses	168,702

Total liabilities	29,855,126

Commitments and contingent liabilities^
NET ASSETS	$3,810,087,712

Net assets were comprised of:
Paid in capital	$1,336,618,564
Total distributable earnings (loss)	2,473,469,148

Net assets	$3,810,087,712

Class IB
Net asset value, offering and redemption price per share, $3,414,748,800 / 44,796,470 shares outstanding (unlimited amount authorized: $0.01 par value)	$76.23

Class K
Net asset value, offering and redemption price per share, $395,338,912 / 5,192,414 shares outstanding (unlimited amount authorized: $0.01 par value)	$76.14

(x)	Includes value of securities on loan of $49,126,812.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends ($2,873,500 of dividend income received from affiliates) (net of $257,801 foreign withholding tax)	$58,323,609
Interest	2,495,964
Securities lending (net)	233,923

Total income	61,053,496

EXPENSES
Investment management fees	24,780,965
Distribution fees – Class IB	8,028,261
Administrative fees	3,259,678
Professional fees	191,860
Printing and mailing expenses	182,622
Trustees’ fees	123,591
Custodian fees	119,700
Miscellaneous	78,334

Total expenses	36,765,011

NET INVESTMENT INCOME (LOSS)	24,288,485

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($4,314,573 realized gain (loss) from affiliates)	212,195,168
Foreign currency transactions	40,495

Net realized gain (loss)	212,235,663

Change in unrealized appreciation (depreciation) on:
Investments in securities ($23,410,488 of change in unrealized appreciation (depreciation) from affiliates)	201,005,597
Foreign currency translations	97,436

Net change in unrealized appreciation (depreciation)	201,103,033

NET REALIZED AND UNREALIZED GAIN (LOSS)	413,338,696

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$437,627,181

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$24,288,485	$20,747,384
Net realized gain (loss)	212,235,663	288,053,720
Net change in unrealized appreciation (depreciation)	201,103,033	87,020,350

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	437,627,181	395,821,454

Distributions to shareholders:
Class IB	(225,035,312)	(254,859,796)
Class K	(27,233,522)	(33,440,814)

Total distributions to shareholders	(252,268,834)	(288,300,610)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 33,343 shares, respectively ]	—	2,373,823
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (2,702,188) shares, respectively ]	—	(190,492,915)
Capital shares repurchased [ 0 and (294,583) shares, respectively ]	—	(21,065,176)

Total Class IA transactions	—	(209,184,268)

Class IB
Capital shares sold [ 2,390,999 and 1,429,252 shares, respectively ]	182,301,504	105,489,551
Capital shares issued in connection with share class combination (Note 1) [ 0 and 2,695,177 shares, respectively ]	—	190,492,915
Capital shares issued in reinvestment of dividends and distributions [ 2,892,797 and 3,347,311 shares, respectively ]	225,035,312	254,859,796
Capital shares repurchased [ (4,926,649) and (4,529,864) shares, respectively ]	(367,147,018)	(336,624,556)

Total Class IB transactions	40,189,798	214,217,706

Class K
Capital shares sold [ 172,166 and 180,354 shares, respectively ]	12,893,259	13,177,256
Capital shares issued in reinvestment of dividends and distributions [ 350,428 and 439,757 shares, respectively ]	27,233,522	33,440,814
Capital shares repurchased [ (978,368) and (998,879) shares, respectively ]	(72,319,820)	(73,463,095)

Total Class K transactions	(32,193,039)	(26,845,025)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	7,996,759	(21,811,587)

TOTAL INCREASE (DECREASE) IN NET ASSETS	193,355,106	85,709,257

NET ASSETS:
Beginning of year	3,616,732,606	3,531,023,349

End of year	$3,810,087,712	$3,616,732,606

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2025		2024	2023	2022		2021
Net asset value, beginning of year	$72.22		$69.96	$62.33	$73.76		$63.68

Income (loss) from investment operations:
Net investment income (loss) (e)	0.48	(4)	0.40	0.39	0.30	(3)	0.35	(1)(2)
Net realized and unrealized gain (loss)	8.82		7.97	12.59	(8.19)		15.50

Total from investment operations	9.30		8.37	12.98	(7.89)		15.85

Less distributions:
Dividends from net investment income	(0.48)		(0.45)	(0.44)	(0.35)		(0.48)
Distributions from net realized gains	(4.81)		(5.66)	(4.91)	(3.19)		(5.29)

Total dividends and distributions	(5.29)		(6.11)	(5.35)	(3.54)		(5.77)

Net asset value, end of year	$76.23		$72.22	$69.96	$62.33		$73.76

Total return	12.82%		11.59%	21.04%	(10.67)%		25.15%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,414,749		$3,209,374	$2,903,212	$2,542,134		$2,995,792
Ratio of expenses to average net assets (f)	1.05%		1.05%	1.06%	1.05%		1.05%
Ratio of net investment income (loss) to average net assets (f)	0.65	%(dd)	0.54%	0.57%	0.46	%(cc)	0.47	%(aa)(bb)
Portfolio turnover rate^	3%		4%	5%	3%		4%

Class K	Year Ended December 31,
	2025		2024	2023	2022		2021
Net asset value, beginning of year	$72.12		$69.86	$62.23	$73.64		$63.57

Income (loss) from investment operations:
Net investment income (loss) (e)	0.67	(4)	0.59	0.55	0.47	(3)	0.53	(1)(2)
Net realized and unrealized gain (loss)	8.83		7.97	12.60	(8.17)		15.47

Total from investment operations	9.50		8.56	13.15	(7.70)		16.00

Less distributions:
Dividends from net investment income	(0.67)		(0.64)	(0.61)	(0.52)		(0.64)
Distributions from net realized gains	(4.81)		(5.66)	(4.91)	(3.19)		(5.29)

Total dividends and distributions	(5.48)		(6.30)	(5.52)	(3.71)		(5.93)

Net asset value, end of year	$76.14		$72.12	$69.86	$62.23		$73.64

Total return	13.11%		11.86%	21.35%	(10.45)%		25.45%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$395,339		$407,358	$421,024	$403,431		$500,683
Ratio of expenses to average net assets (f)	0.80%		0.80%	0.81%	0.80%		0.80%
Ratio of net investment income (loss) to average net assets (f)	0.90	%(dd)	0.80%	0.82%	0.71	%(cc)	0.72	%(aa)(bb)
Portfolio turnover rate^	3%		4%	5%	3%		4%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.19 and $0.37 for Class IB and Class K, respectively.
(2)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.19 and $0.37 for Class IB and Class K, respectively.
(3)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.22 and $0.39 for Class IB and Class K, respectively.
(4)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.39 and $0.57 for Class IB and Class K, respectively.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.22% lower.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.22% lower.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.12% lower.
(dd)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.13% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (82.2%)
Communication Services (7.7%)
Diversified Telecommunication Services (2.7%)
CCO Holdings LLC 5.500%, 5/1/26§	$240,000	$240,225
5.000%, 2/1/28§	225,000	222,883
6.375%, 9/1/29§	804,000	812,096
4.750%, 3/1/30§	600,000	573,186
4.750%, 2/1/32 (x)§	999,000	912,836
4.500%, 5/1/32 (x)	1,799,000	1,612,354
4.500%, 6/1/33 (x)§	1,208,000	1,057,181
4.250%, 1/15/34 (x)§	775,000	659,235
Flash Compute LLC 7.250%, 12/31/30§	575,000	570,141
Level 3 Financing, Inc. 6.875%, 6/30/33§	986,500	1,009,495
Virgin Media Finance plc 5.000%, 7/15/30§	400,000	352,332
Virgin Media Secured Finance plc 5.500%, 5/15/29§	2,025,000	1,992,985
Windstream Services LLC 8.250%, 10/1/31§	553,000	580,147
WULF Compute LLC 7.750%, 10/15/30§	300,000	309,180
Zayo Group Holdings, Inc. 5.750%, 3/9/30 PIK§	522,047	495,270

		11,399,546

Entertainment (1.3%)
Cinemark USA, Inc. 5.250%, 7/15/28§	1,775,000	1,774,237
7.000%, 8/1/32§	1,000,000	1,036,380
Live Nation Entertainment, Inc. 6.500%, 5/15/27§	452,000	455,213
Playtika Holding Corp. 4.250%, 3/15/29§	2,100,000	1,882,393
Warnermedia Holdings, Inc. 5.050%, 3/15/42	368,000	260,496

		5,408,719

Media (3.7%)
CSC Holdings LLC 7.500%, 4/1/28§	450,000	263,209
11.750%, 1/31/29§	524,000	387,671
6.500%, 2/1/29§	450,000	293,922
4.500%, 11/15/31(x)§	300,000	180,333
DISH Network Corp. 11.750%, 11/15/27§	725,000	754,537
Gray Media, Inc. 10.500%, 7/15/29§	215,000	230,908
4.750%, 10/15/30(x)§	1,045,000	809,666
9.625%, 7/15/32§	370,000	383,875
Lamar Media Corp. 5.375%, 11/1/33§	150,000	149,063
McGraw-Hill Education, Inc. 8.000%, 8/1/29§	974,000	983,526
Neptune Bidco US, Inc. 9.290%, 4/15/29§	1,432,000	1,433,575
Nexstar Media, Inc. 5.625%, 7/15/27§	526,000	526,747
Outfront Media Capital LLC 5.000%, 8/15/27§	1,590,000	1,587,376
4.250%, 1/15/29§	1,350,000	1,316,493
4.625%, 3/15/30§	750,000	730,493
Sinclair Television Group, Inc. 5.500%, 3/1/30§	494,000	444,076
Sirius XM Radio LLC 3.125%, 9/1/26§	634,000	627,749
4.000%, 7/15/28§	475,000	464,070
4.125%, 7/1/30§	75,000	71,281
3.875%, 9/1/31§	1,096,000	1,007,553
Stagwell Global LLC 5.625%, 8/15/29§	921,000	897,901
Univision Communications, Inc. 8.000%, 8/15/28§	500,000	516,690
8.500%, 7/31/31§	1,122,000	1,169,820

		15,230,534

Total Communication Services		32,038,799

Consumer Discretionary (14.3%)
Automobile Components (1.7%)
Clarios Global LP 6.750%, 5/15/28§	1,204,000	1,232,234
6.750%, 2/15/30§	1,920,000	2,004,211
6.750%, 9/15/32§	936,000	969,949
Forvia SE 8.000%, 6/15/30 (x)§	649,000	693,262
Icahn Enterprises LP 9.750%, 1/15/29	125,000	124,614
4.375%, 2/1/29	1,050,000	903,094
9.000%, 6/15/30	525,000	499,406
IHO Verwaltungs GmbH 8.000%, 11/15/32 PIK (x)§	375,000	393,281
ZF North America Capital, Inc. 7.500%, 3/24/31§	475,000	480,168

		7,300,219

Broadline Retail (0.3%)
Getty Images, Inc. 14.000%, 3/1/28§	858,000	808,665
Match Group Holdings II LLC 6.125%, 9/15/33§	500,000	505,570

		1,314,235

Distributors (1.1%)
RB Global Holdings, Inc. 6.750%, 3/15/28§	863,000	880,812
7.750%, 3/15/31§	839,000	876,235
Resideo Funding, Inc. 6.500%, 7/15/32§	1,244,000	1,273,545
Velocity Vehicle Group LLC 8.000%, 6/1/29§	398,000	377,431
Windsor Holdings III LLC 8.500%, 6/15/30§	1,104,000	1,166,498

		4,574,521

Diversified Consumer Services (0.8%)
Champions Financing, Inc. 8.750%, 2/15/29 (x)§	1,025,000	1,007,575
Matthews International Corp. 8.625%, 10/1/27§	631,000	650,618
Service Corp. International 5.750%, 10/15/32	469,000	477,512

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Wand NewCo 3, Inc. 7.625%, 1/30/32§	$990,000	$1,045,925

		3,181,630

Hotels, Restaurants & Leisure (7.1%)
1011778 BC ULC 3.875%, 1/15/28§	680,000	669,365
5.625%, 9/15/29§	707,000	719,853
4.000%, 10/15/30§	1,300,000	1,236,417
Boyd Gaming Corp. 4.750%, 6/15/31§	650,000	635,369
Brightstar Lottery plc 5.750%, 1/15/33§	600,000	595,638
Caesars Entertainment, Inc. 4.625%, 10/15/29 (x)§	700,000	670,544
7.000%, 2/15/30§	3,985,000	4,124,196
Carnival Corp. 7.000%, 8/15/29§	518,000	542,605
5.750%, 8/1/32§	814,000	835,368
Churchill Downs, Inc. 5.750%, 4/1/30§	1,060,000	1,069,752
6.750%, 5/1/31§	350,000	362,800
Flutter Treasury DAC 6.375%, 4/29/29§	449,000	462,501
5.875%, 6/4/31§	511,000	518,103
Great Canadian Gaming Corp. 8.750%, 11/15/29§	753,000	759,757
Hilton Domestic Operating Co., Inc. 5.875%, 3/15/33§	423,000	434,708
5.500%, 3/31/34§	508,000	511,922
Hilton Grand Vacations Borrower LLC 6.625%, 1/15/32§	175,000	178,885
Kingpin Intermediate Holdings LLC 7.250%, 10/15/32 (x)§	608,000	574,560
Light & Wonder International, Inc. 7.500%, 9/1/31§	975,000	1,019,021
6.250%, 10/1/33§	175,000	176,841
Lindblad Expeditions LLC 7.000%, 9/15/30§	545,000	568,413
NCL Corp. Ltd. 6.750%, 2/1/32§	1,550,000	1,587,153
6.250%, 9/15/33§	534,000	532,999
Ontario Gaming GTA LP 8.000%, 8/1/30§	845,000	799,581
Rivers Enterprise Borrower LLC 6.625%, 2/1/33§	1,250,000	1,278,000
Royal Caribbean Cruises Ltd. 5.375%, 7/15/27§	601,000	605,718
6.000%, 2/1/33§	740,000	760,340
Sabre GLBL, Inc. 11.125%, 7/15/30§	710,000	591,835
Scientific Games Holdings LP 6.625%, 3/1/30§	570,000	506,409
Six Flags Entertainment Corp. 6.625%, 5/1/32§	871,000	876,923
Station Casinos LLC 4.500%, 2/15/28§	490,000	485,467
4.625%, 12/1/31 (x)§	2,219,000	2,106,608
Voyager Parent LLC 9.250%, 7/1/32§	1,944,000	2,061,768
Wyndham Hotels & Resorts, Inc. 4.375%, 8/15/28§	474,000	467,610

		29,327,029

Household Durables (0.5%)
Century Communities, Inc. 6.625%, 9/15/33§	547,000	550,761
Newell Brands, Inc. 8.500%, 6/1/28§	446,000	466,975
6.625%, 5/15/32 (x)	656,000	634,326
Whirlpool Corp. 6.500%, 6/15/33	657,000	635,555

		2,287,617

Specialty Retail (1.9%)
Asbury Automotive Group, Inc. 5.000%, 2/15/32§	1,000,000	970,230
EG Global Finance plc 12.000%, 11/30/28§	994,000	1,077,784
Global Auto Holdings Ltd. 8.375%, 1/15/29§	964,000	940,980
LBM Acquisition LLC 9.500%, 6/15/31§	478,000	495,925
LCM Investments Holdings II LLC 8.250%, 8/1/31§	425,000	448,664
Lithia Motors, Inc. 4.375%, 1/15/31§	750,000	720,210
Park River Holdings, Inc. 8.000%, 3/15/31§	519,000	535,120
Upbound Group, Inc. 6.375%, 2/15/29§	750,000	738,458
Victra Holdings LLC 8.750%, 9/15/29(x)§	1,550,000	1,634,025
White Cap Supply Holdings LL C 7.375%, 11/15/30§	333,000	344,106

		7,905,502

Textiles, Apparel & Luxury Goods (0.9%)
Beach Acquisition Bidco LLC 10.000%, 7/15/33 PIK§	1,325,000	1,391,894
Champ Acquisition Corp. 8.375%, 12/1/31§	618,000	666,970
S&S Holdings LLC 8.375%, 10/1/31§	987,000	947,007
William Carter Co. (The) 7.375%, 2/15/31§	616,000	634,505

		3,640,376

Total Consumer Discretionary		59,531,129

Consumer Staples (3.9%)
Beverages (0.1%)
Primo Water Holdings, Inc. 4.375%, 4/30/29§	575,000	559,757

Consumer Staples Distribution & Retail (1.1%)
Albertsons Cos., Inc. 5.750%, 3/31/34§	950,000	953,886
Performance Food Group, Inc.
5.500%, 10/15/27§	275,000	274,961
6.125%, 9/15/32§	1,117,000	1,150,555
US Foods, Inc.
4.625%, 6/1/30§	641,000	631,263
7.250%, 1/15/32§	496,000	520,299
5.750%, 4/15/33§	900,000	916,443

		4,447,407

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
Food Products (2.3%)
Chobani LLC 7.625%, 7/1/29§		$50,000	$52,083
Darling Ingredients, Inc. 6.000%, 6/15/30§		1,320,000	1,339,008
Fiesta Purchaser, Inc. 9.625%, 9/15/32§		530,000	554,433
Froneri Lux FinCo. Sarl
4.750%, 8/1/32§	EUR	625,000	739,889
6.000%, 8/1/32§		$1,944,000	1,968,611
Lamb Weston Holdings, Inc. 4.375%, 1/31/32§		475,000	452,228
Post Holdings, Inc.
4.500%, 9/15/31§		1,588,000	1,500,422
6.250%, 2/15/32§		476,000	489,090
6.500%, 3/15/36§		1,082,000	1,083,796
Simmons Foods, Inc. 4.625%, 3/1/29§		306,000	294,831
Viking Baked Goods Acquisition Corp. 8.625%, 11/1/31§		1,255,000	1,261,840

			9,736,231

Household Products (0.2%)
Energizer Holdings, Inc. 4.750%, 6/15/28§		636,000	628,540

Personal Care Products (0.2%)
Opal Bidco SAS 6.500%, 3/31/32§		400,000	408,708
Prestige Brands, Inc. 3.750%, 4/1/31 (x)§		500,000	467,415

			876,123

Total Consumer Staples			16,248,058

Energy (8.4%)
Energy Equipment & Services (0.6%)
Transocean International Ltd.
8.750%, 2/15/30§		350,250	364,176
7.500%, 4/15/31 (x)		875,000	829,063
6.800%, 3/15/38 (x)		275,000	236,654
WBI Operating LLC 6.500%, 10/15/33§		974,000	968,818

			2,398,711

Oil, Gas & Consumable Fuels (7.8%)
Antero Midstream Partners LP 5.750%, 7/1/34§		792,000	798,344
Ascent Resources Utica Holdings LLC 6.625%, 10/15/32§		368,000	380,313
Blue Racer Midstream LLC
6.625%, 7/15/26§		494,000	494,267
7.250%, 7/15/32§		1,073,000	1,137,380
Buckeye Partners LP
5.850%, 11/15/43		425,000	397,567
5.600%, 10/15/44		75,000	67,778
CNX Midstream Partners LP 4.750%, 4/15/30§		1,200,000	1,161,804
Comstock Resources, Inc.
6.750%, 3/1/29§		575,000	574,408
5.875%, 1/15/30§		1,450,000	1,402,672
Crescent Energy Finance LLC 7.625%, 4/1/32§		1,141,000	1,107,101
DBR Land Holdings LLC 6.250%, 12/1/30§		400,000	408,032
Delek Logistics Partners LP
8.625%, 3/15/29§		1,045,000	1,093,269
7.375%, 6/30/33§		557,000	567,761
Genesis Energy LP
7.750%, 2/1/28		1,079,000	1,082,129
8.250%, 1/15/29		150,000	155,625
8.875%, 4/15/30		200,000	209,336
7.875%, 5/15/32		1,125,000	1,170,743
8.000%, 5/15/33		400,000	414,336
Harvest Midstream I LP 7.500%, 5/15/32§		300,000	312,372
Hilcorp Energy I LP
6.250%, 4/15/32(x)§		550,000	517,203
8.375%, 11/1/33§		175,000	178,259
Kinetik Holdings LP 5.875%, 6/15/30§		967,000	973,140
Matador Resources Co. 6.250%, 4/15/33§		1,225,000	1,223,395
NGL Energy Operating LLC 8.375%, 2/15/32§		1,387,000	1,434,643
Northern Oil & Gas, Inc. 7.875%, 10/15/33§		616,000	597,853
NuStar Logistics LP 6.000%, 6/1/26		400,000	400,308
Permian Resources Operating LLC
5.875%, 7/1/29§		412,000	413,413
6.250%, 2/1/33§		502,000	514,711
Prairie Acquiror LP 9.000%, 8/1/29§		1,150,000	1,192,791
SM Energy Co. 7.000%, 8/1/32§		1,000,000	980,940
Summit Midstream Holdings LLC 8.625%, 10/31/29§		1,622,000	1,675,169
Sunoco LP
7.250%, 5/1/32§		526,000	555,587
6.250%, 7/1/33§		524,000	536,036
5.875%, 3/15/34§		1,875,000	1,870,313
Tallgrass Energy Partners LP
6.000%, 9/1/31§		300,000	296,193
6.750%, 3/15/34§		625,000	624,019
Venture Global LNG, Inc.
7.000%, 1/15/30 (x)§		150,000	144,232
8.375%, 6/1/31§		1,350,000	1,341,968
9.875%, 2/1/32 (x)§		700,000	723,240
Venture Global Plaquemines LNG LLC
7.750%, 5/1/35§		600,000	654,114
6.750%, 1/15/36§		500,000	511,250
Western Midstream Operating LP 7.250%, 4/1/30§		584,000	621,365
Wildfire Intermediate Holdings LLC 7.500%, 10/15/29 (x)§		1,575,000	1,591,364

			32,506,743

Total Energy			34,905,454

Financials (11.9%)
Banks (0.2%)
Armor Holdco, Inc. 8.500%, 11/15/29§		997,000	998,047

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
Capital Markets (1.3%)
Aretec Group, Inc. 10.000%, 8/15/30§		$335,000	$360,507
HAT Holdings I LLC 3.750%, 9/15/30§		1,225,000	1,134,415
Jane Street Group 6.750%, 5/1/33§		875,000	912,494
MSCI, Inc. 3.250%, 8/15/33§		1,302,000	1,167,557
Osaic Holdings, Inc. 6.750%, 8/1/32§		256,000	267,039
Stonex Escrow Issuer LLC 6.875%, 7/15/32§		1,225,000	1,264,812
StoneX Group, Inc. 7.875%, 3/1/31§		400,000	423,732

			5,530,556

Consumer Finance (2.9%)
Ally Financial, Inc. 6.700%, 2/14/33		1,675,000	1,748,941
Azorra Finance Ltd. 7.750%, 4/15/30§		1,775,000	1,874,844
Bread Financial Holdings, Inc.
6.750%, 5/15/31§		375,000	388,256
8.375%, 6/15/35§		825,000	852,431
Credit Acceptance Corp. 9.250%, 12/15/28§		675,000	705,375
Enova International, Inc. 9.125%, 8/1/29§		889,000	942,056
GGAM Finance Ltd.
8.000%, 2/15/27§		364,000	372,452
8.000%, 6/15/28§		674,000	712,593
goeasy Ltd. 6.875%, 5/15/30§		300,000	286,440
OneMain Finance Corp.
7.875%, 3/15/30		125,000	131,961
4.000%, 9/15/30 (x)		2,100,000	1,965,495
7.500%, 5/15/31 (x)		300,000	315,819
7.125%, 11/15/31		350,000	364,935
PROG Holdings, Inc. 6.000%, 11/15/29 (x)§		1,250,000	1,233,650

			11,895,248

Financial Services (2.6%)
Block, Inc. 6.000%, 8/15/33§		314,000	321,976
Freedom Mortgage Holdings LLC 9.250%, 2/1/29§		604,000	632,630
8.375%, 4/1/32§		710,000	748,468
7.875%, 4/1/33§		825,000	854,122
ION Platform Finance US, Inc. 7.875%, 9/30/32§		200,000	189,844
Rocket Cos., Inc.
6.500%, 8/1/29§		525,000	541,900
6.125%, 8/1/30§		100,000	103,211
7.125%, 2/1/32§		200,000	210,224
6.375%, 8/1/33§		742,000	773,735
Rocket Mortgage LLC 3.875%, 3/1/31§		1,525,000	1,443,961
Shift4 Payments LLC 6.750%, 8/15/32§		2,489,000	2,567,926
WEX, Inc. 6.500%, 3/15/33§		2,175,000	2,225,569

			10,613,566

Insurance (4.7%)
Acrisure LLC
8.250%, 2/1/29§		2,311,000	2,393,919
4.250%, 2/15/29§		275,000	267,404
7.500%, 11/6/30§		650,000	675,981
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§		936,000	937,713
6.500%, 10/1/31§		2,150,000	2,215,618
AmWINS Group, Inc. 4.875%, 6/30/29§		1,925,000	1,892,602
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc. 7.500%, 7/15/33§		1,375,000	1,395,625
Ardonagh Finco Ltd. 7.750%, 2/15/31§		250,000	261,869
Ardonagh Group Finance Ltd. 8.875%, 2/15/32§		2,487,000	2,579,168
Asurion LLC and Asurion Co-Issuer, Inc. 8.000%, 12/31/32§		598,000	620,276
Broadstreet Partners Group LLC 5.875%, 4/15/29§		576,000	574,036
Howden UK Refinance plc
7.250%, 2/15/31(x)§		875,000	901,198
8.125%, 2/15/32(x)§		850,000	875,508
HUB International Ltd. 7.250%, 6/15/30§		738,000	773,210
Nassau Cos. of New York (The) 7.875%, 7/15/30§		1,750,000	1,657,031
Panther Escrow Issuer LLC 7.125%, 6/1/31§		1,575,000	1,632,676

			19,653,834

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
Starwood Property Trust, Inc. (REIT)
6.500%, 7/1/30§		334,000	348,485
5.750%, 1/15/31§		294,000	297,640

			646,125

Total Financials			49,337,376

Health Care (4.9%)
Biotechnology (0.1%)
Grifols SA
3.875%, 10/15/28§	EUR	225,000	259,576
4.750%, 10/15/28§		$275,000	271,455

			531,031

Health Care Equipment & Supplies (0.8%)
Medline Borrower LP 5.250%, 10/1/29§		1,174,000	1,180,527
Neogen Food Safety Corp. 8.625%, 7/20/30§		1,395,000	1,486,693
Varex Imaging Corp. 7.875%, 10/15/27§		503,000	511,632

			3,178,852

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Health Care Providers & Services (3.0%)
Acadia Healthcare Co., Inc.
5.500%, 7/1/28§	$250,000	$247,778
5.000%, 4/15/29§	150,000	144,162
AdaptHealth LLC 5.125%, 3/1/30§	478,000	465,964
Concentra Health Services, Inc. 6.875%, 7/15/32§	525,000	549,486
DaVita, Inc.
4.625%, 6/1/30§	525,000	510,200
3.750%, 2/15/31§	500,000	461,105
6.875%, 9/1/32§	125,000	129,893
6.750%, 7/15/33§	775,000	804,155
HealthEquity, Inc. 4.500%, 10/1/29§	971,000	951,648
Heartland Dental LLC 10.500%, 4/30/28§	229,000	239,330
LifePoint Health, Inc.
9.875%, 8/15/30§	200,000	215,002
11.000%, 10/15/30§	425,000	466,353
10.000%, 6/1/32(x)§	1,175,000	1,245,429
Select Medical Corp. 6.250%, 12/1/32 (x)§	1,075,000	1,050,103
Star Parent, Inc. 9.000%, 10/1/30§	713,000	761,063
Surgery Center Holdings, Inc. 7.250%, 4/15/32§	1,850,000	1,873,514
Tenet Healthcare Corp.
6.125%, 10/1/28	490,000	491,896
5.500%, 11/15/32§	425,000	430,342
US Acute Care Solutions LLC 9.750%, 5/15/29§	1,386,000	1,396,395

		12,433,818

Health Care Technology (0.8%)
IQVIA, Inc.
5.000%, 5/15/27§	200,000	199,758
5.700%, 5/15/28	810,000	834,692
6.250%, 2/1/29	1,048,000	1,104,460
6.250%, 6/1/32§	1,261,000	1,317,745

		3,456,655

Life Sciences Tools & Services (0.2%)
Charles River Laboratories International, Inc. 4.000%, 3/15/31§	800,000	758,432

Total Health Care		20,358,788

Industrials (12.2%)
Aerospace & Defense (1.1%)
Goat Holdco LLC 6.750%, 2/1/32§	832,000	852,459
Rolls-Royce plc 5.750%, 10/15/27§	732,000	750,626
TransDigm, Inc.
7.125%, 12/1/31§	325,000	340,593
6.375%, 5/31/33§	2,400,000	2,461,944
6.750%, 1/31/34§	300,000	312,258

		4,717,880

Building Products (1.3%)
Advanced Drainage Systems, Inc. 6.375%, 6/15/30§	439,000	447,780
AmeriTex HoldCo Intermediate LLC 7.625%, 8/15/33§	550,000	576,477
Camelot Return Merger Sub, Inc. 8.750%, 8/1/28§	704,000	546,480
EMRLD Borrower LP 6.625%, 12/15/30§	964,000	1,004,681
New Enterprise Stone & Lime Co., Inc. 5.250%, 7/15/28§	389,000	387,784
Quikrete Holdings, Inc. 6.750%, 3/1/33§	625,000	652,356
Smyrna Ready Mix Concrete LLC 6.000%, 11/1/28§	1,125,000	1,127,419
Standard Building Solutions, Inc. 5.875%, 3/15/34§	585,000	586,597

		5,329,574

Commercial Services & Supplies (3.8%)
ACCO Brands Corp. 4.250%, 3/15/29§	396,000	366,819
ADT Security Corp. (The)
4.875%, 7/15/32§	1,000,000	965,625
5.875%, 10/15/33§	1,163,000	1,178,363
Allied Universal Holdco LLC
6.000%, 6/1/29§	151,000	149,209
6.875%, 6/15/30§	782,000	812,889
7.875%, 2/15/31§	658,000	693,434
Aramark Services, Inc. 5.000%, 2/1/28§	1,222,000	1,219,788
Clarivate Science Holdings Corp.
3.875%, 7/1/28§	275,000	266,836
4.875%, 7/1/29§	1,025,000	966,780
Garda World Security Corp.
6.000%, 6/1/29§	500,000	490,000
6.500%, 1/15/31§	379,000	387,376
8.250%, 8/1/32§	615,000	623,333
8.375%, 11/15/32§	1,125,000	1,145,441
Madison IAQ LLC 5.875%, 6/30/29§	1,331,000	1,319,207
Raven Acquisition Holdings LLC 6.875%, 11/15/31§	859,000	885,182
Reworld Holding Corp. 4.875%, 12/1/29§	350,000	336,081
Veritiv Operating Co. 10.500%, 11/30/30§	1,116,000	1,199,789
Waste Pro USA, Inc. 7.000%, 2/1/33§	1,961,000	2,015,712
Williams Scotsman, Inc. 7.375%, 10/1/31§	708,000	738,798

		15,760,662

Construction & Engineering (0.7%)
AECOM 6.000%, 8/1/33§	654,000	669,376
Arcosa, Inc. 6.875%, 8/15/32§	497,000	523,435
Brand Industrial Services, Inc. 10.375%, 8/1/30 (x)§	650,000	638,216
Dycom Industries, Inc. 4.500%, 4/15/29§	623,000	613,991
Weekley Homes LLC 4.875%, 9/15/28§	392,000	385,042

		2,830,060

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Electrical Equipment (0.1%)
EnerSys 6.625%, 1/15/32§	$437,000	$453,645

Ground Transportation (1.1%)
Beacon Mobility Corp. 7.250%, 8/1/30§	482,000	504,162
Genesee & Wyoming, Inc. 6.250%, 4/15/32§	370,000	381,807
NESCO Holdings II, Inc. 5.500%, 4/15/29§	914,000	901,396
RXO, Inc. 7.500%, 11/15/27§	516,000	525,629
Synergy Infrastructure Holdings LLC 7.875%, 12/1/30§	369,000	382,376
Watco Cos. LLC 7.125%, 8/1/32§	1,203,000	1,257,111
XPO, Inc. 7.125%, 6/1/31§	598,000	623,684

		4,576,165

Machinery (1.1%)
ATS Corp. 4.125%, 12/15/28§	758,000	737,443
Chart Industries, Inc. 7.500%, 1/1/30§	1,342,000	1,398,324
Enpro, Inc. 6.125%, 6/1/33§	365,000	375,870
Hillenbrand, Inc.
6.250%, 2/15/29	634,000	647,669
3.750%, 3/1/31	210,000	209,893
Husky Injection Molding Systems Ltd. 9.000%, 2/15/29§	634,000	663,512
Terex Corp. 6.250%, 10/15/32§	571,000	585,458

		4,618,169

Passenger Airlines (0.1%)
American Airlines, Inc. 5.750%, 4/20/29§	325,000	330,525

Professional Services (1.0%)
Amentum Holdings, Inc. 7.250%, 8/1/32§	1,000,000	1,051,930
CACI International, Inc. 6.375%, 6/15/33§	490,000	506,053
VT Topco, Inc. 8.500%, 8/15/30 (x)§	2,576,000	2,684,269

		4,242,252

Trading Companies & Distributors (1.9%)
FTAI Aviation Investors LLC
7.000%, 5/1/31§	750,000	787,275
7.000%, 6/15/32§	525,000	550,505
Herc Holdings, Inc.
7.000%, 6/15/30§	400,000	420,804
6.000%, 3/15/34§	1,977,000	2,002,167
QXO Building Products, Inc. 6.750%, 4/30/32§	500,000	522,395
United Rentals North America, Inc.
6.000%, 12/15/29§	658,000	675,055
5.375%, 11/15/33§	500,000	499,600
WESCO Distribution, Inc.
7.250%, 6/15/28§	862,000	873,241
6.625%, 3/15/32§	649,000	678,497
6.375%, 3/15/33§	845,000	880,473

		7,890,012

Total Industrials		50,748,944

Information Technology (8.5%)
Communications Equipment (0.3%)
CommScope LLC
8.250%, 3/1/27 (x)§	504,000	504,711
4.750%, 9/1/29§	594,000	592,886

		1,097,597

Electronic Equipment, Instruments & Components (0.1%)
Insight Enterprises, Inc. 6.625%, 5/15/32§	175,000	179,594
Zebra Technologies Corp. 6.500%, 6/1/32§	421,000	434,956

		614,550

IT Services (1.2%)
Ahead DB Holdings LLC 6.625%, 5/1/28§	1,040,000	1,044,555
ASGN, Inc. 4.625%, 5/15/28§	875,000	859,688
ION Platform Finance US, Inc.
4.625%, 5/1/28§	442,000	406,640
5.750%, 5/15/28§	1,290,000	1,222,404
8.750%, 5/1/29§	490,000	496,468
Unisys Corp. 10.625%, 1/15/31 (x)§	874,000	889,400

		4,919,155

Semiconductors & Semiconductor Equipment (0.7%)
Amkor Technology, Inc. 5.875%, 10/1/33 (x)§	659,000	674,038
Qnity Electronics, Inc. 6.250%, 8/15/33§	2,081,000	2,157,997

		2,832,035

Software (6.2%)
AthenaHealth Group, Inc. 6.500%, 2/15/30§	1,932,000	1,933,913
Camelot Finance SA 4.500%, 11/1/26§	50,000	49,474
Capstone Borrower, Inc. 8.000%, 6/15/30§	2,881,000	2,966,422
Central Parent LLC 8.000%, 6/15/29§	300,000	259,932
Central Parent, Inc. 7.250%, 6/15/29§	671,000	569,484
Cloud Software Group, Inc.
6.500%, 3/31/29§	374,000	378,911
9.000%, 9/30/29§	1,458,000	1,517,231
Dye & Durham Ltd. 8.625%, 4/15/29(x)§	1,025,000	965,858
Ellucian Holdings, Inc.
6.500%, 12/1/29§	1,444,000	1,471,364
Fair Isaac Corp.
6.000%, 5/15/33§	700,000	717,514

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Gen Digital, Inc.
7.125%, 9/30/30§	$867,000	$895,377
6.250%, 4/1/33§	660,000	678,150
McAfee Corp.
7.375%, 2/15/30§	1,232,000	1,074,033
NCR Voyix Corp.
5.000%, 10/1/28§	569,000	563,794
5.125%, 4/15/29§	288,000	285,425
Open Text Corp.
6.900%, 12/1/27§	620,000	644,391
3.875%, 12/1/29§	75,000	71,203
Open Text Holdings, Inc.
4.125%, 12/1/31§	792,000	738,548
Rocket Software, Inc.
9.000%, 11/28/28§	630,000	647,627
6.500%, 2/15/29§	416,000	407,422
SS&C Technologies, Inc.
5.500%, 9/30/27§	1,072,000	1,071,925
6.500%, 6/1/32§	2,227,000	2,313,029
UKG, Inc.
6.875%, 2/1/31§	2,499,000	2,568,097
ZoomInfo Technologies LLC
3.875%, 2/1/29§	3,241,000	3,058,823

		25,847,947

Total Information Technology		35,311,284

Materials (8.0%)
Chemicals (2.8%)
Avient Corp.
7.125%, 8/1/30 (x)§	549,000	563,356
Axalta Coating Systems LLC
4.750%, 6/15/27§	570,000	567,623
Celanese US Holdings LLC
6.750%, 4/15/33 (x)	1,040,000	1,032,980
7.200%, 11/15/33 (e)	364,000	384,318
HB Fuller Co.
4.250%, 10/15/28	602,000	594,457
Illuminate Buyer LLC
9.000%, 7/1/28§	360,000	360,184
INEOS Quattro Finance 2 plc
9.625%, 3/15/29§	970,000	675,266
Maxam Prill Sarl
7.750%, 7/15/30§	736,000	760,840
Minerals Technologies, Inc.
5.000%, 7/1/28§	1,170,000	1,163,015
NOVA Chemicals Corp.
8.500%, 11/15/28§	885,000	926,763
9.000%, 2/15/30§	186,000	198,287
7.000%, 12/1/31§	287,000	305,297
Nufarm Australia Ltd.
5.000%, 1/27/30§	1,020,000	938,053
Olympus Water US Holding Corp.
4.250%, 10/1/28§	646,000	623,519
6.250%, 10/1/29§	200,000	193,818
7.250%, 6/15/31§	600,000	613,404
Solstice Advanced Materials, Inc.
5.625%, 9/30/33§	370,000	373,112
WR Grace Holdings LLC
5.625%, 8/15/29§	1,577,000	1,492,362

		11,766,654

Containers & Packaging (2.8%)
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§	2,284,000	2,143,580
6.250%, 1/30/31§	881,000	899,809
Clydesdale Acquisition Holdings, Inc.
8.750%, 4/15/30 (x)§	1,388,000	1,408,431
6.750%, 4/15/32§	386,000	396,341
Graphic Packaging International LLC
6.375%, 7/15/32 (x)§	370,000	376,320
LABL, Inc.
5.875%, 11/1/28 (x)§	693,000	434,858
Mauser Packaging Solutions Holding Co.
7.875%, 4/15/30§	596,000	593,830
9.250%, 4/15/30§	1,860,000	1,785,340
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27§	673,000	674,144
7.250%, 5/15/31§	418,000	425,599
Sealed Air Corp.
6.125%, 2/1/28§	292,000	296,380
7.250%, 2/15/31§	350,000	363,426
Toucan FinCo Ltd.
9.500%, 5/15/30§	728,000	726,297
Trivium Packaging Finance BV
8.250%, 7/15/30§	360,000	384,829
12.250%, 1/15/31§	426,000	462,210

		11,371,394

Metals & Mining (1.9%)
Arsenal AIC Parent LLC
8.000%, 10/1/30§	900,000	954,414
11.500%, 10/1/31§	500,000	548,890
Commercial Metals Co.
6.000%, 12/15/35§	417,000	427,946
Constellium SE
3.750%, 4/15/29§	75,000	72,331
6.375%, 8/15/32§	950,000	978,585
Kaiser Aluminum Corp.
4.500%, 6/1/31 (x)§	792,000	764,692
Novelis Corp.
4.750%, 1/30/30§	1,300,000	1,254,058
6.875%, 1/30/30§	281,000	290,951
6.375%, 8/15/33§	1,114,000	1,128,415
SunCoke Energy, Inc.
4.875%, 6/30/29§	1,750,000	1,623,125

		8,043,407

Paper & Forest Products (0.5%)
Magnera Corp.
4.750%, 11/15/29 (x)§	575,000	531,760
7.250%, 11/15/31§	1,438,000	1,411,037

		1,942,797

Total Materials		33,124,252

Real Estate (1.8%)
Diversified REITs (0.1%)
VICI Properties LP (REIT)
4.250%, 12/1/26§	470,000	470,104

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Health Care REITs (0.4%)
MPT Operating Partnership LP (REIT)
5.000%, 10/15/27	$375,000	$360,607
3.500%, 3/15/31	925,000	671,874
8.500%, 2/15/32§	675,000	720,778

		1,753,259

Hotel & Resort REITs (0.7%)
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28§	576,000	575,171
Pebblebrook Hotel LP (REIT)
6.375%, 10/15/29§	372,000	380,459
RHP Hotel Properties LP (REIT)
6.500%, 6/15/33§	1,050,000	1,090,834
Service Properties Trust (REIT)
8.625%, 11/15/31§	750,000	786,743

		2,833,207

Real Estate Management & Development (0.3%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§	736,000	738,951
Greystar Real Estate Partners LLC
7.750%, 9/1/30§	524,000	549,873

		1,288,824

Specialized REITs (0.3%)
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§	621,000	618,001
6.250%, 1/15/33§	300,000	302,250
SBA Communications Corp. (REIT)
3.875%, 2/15/27	164,000	162,573

		1,082,824

Total Real Estate		7,428,218

Utilities (0.6%)
Electric Utilities (0.3%)
VoltaGrid LLC
7.375%, 11/1/30§	1,200,000	1,188,732

Gas Utilities (0.1%)
Suburban Propane Partners LP
5.000%, 6/1/31§	500,000	480,060

Independent Power and Renewable Electricity Producers (0.2%)
Lightning Power LLC
7.250%, 8/15/32§	600,000	637,686

Total Utilities		2,306,478

Total Corporate Bonds		341,338,780

Loan Participations (4.6%)
Communication Services (0.0%)†
Media (0.0%)†
Loyalty Ventures, Inc., 1st Lien Term Loan B (US Prime Rate + 5.50%), 13.500%, 11/3/26 (k)	305,297	24,424

Total Communication Services		24,424

Consumer Discretionary (0.2%)
Automobile Components (0.0%)†
Clarios Global LP, 1st Lien Term Loan (CME Term SOFR 1 Month + 2.50%), 6.216%, 5/6/30 (k)	223,308	223,643
First Brands Group LLC, 1st Lien Incremental Term Loan (CME Term SOFR 1 Month + 7.00%), 10.987%, 3/30/27 (k)	985	3
First Brands Group LLC, 1st Lien Term Loan (CME Term SOFR 1 Month + 1.55%), 5.393%, 6/29/26 PIK (k)	7,792	1,420
(CME Term SOFR 1 Month + 7.00%), 10.843%, 6/29/26 PIK(k)	1,724	34
(CME Term SOFR 1 Month + 7.00%), 10.987%, 3/30/27 PIK(k)	4,043	10
First Brands Group LLC, 2nd Lien Term Loan (CME Term SOFR 1 Month + 10.50%), 14.487%, 3/30/28 PIK (k)	3,531	5

		225,115

Diversified Consumer Services (0.1%)
Champions Financing, Inc., 1st Lien Initial Term Loan (CME Term SOFR 3 Month + 4.75%), 8.572%, 2/6/29 (k)	570,666	539,457

Specialty Retail (0.1%)
Victra Holdings LLC, 1st Lien Incremental Term Loan (CME Term SOFR 3 Month + 3.75%), 7.422%, 3/30/29 (k)	234,686	234,979

Total Consumer Discretionary		999,551

Consumer Staples (0.2%)
Beverages (0.2%)
Arterra Wines Canada, Inc., 1st Lien Initial Term Loan B1 (CME Term SOFR 3 Month + 3.50%), 7.763%, 11/25/27 (k)	770,941	759,377

Total Consumer Staples		759,377

Financials (1.5%)
Capital Markets (0.8%)
Nexus Buyer LLC, 1st Lien Initial Term Loan (CME Term SOFR 1 Month + 3.50%), 7.216%, 7/31/31(k)	770,999	759,434
Nexus Buyer LLC, 2nd Lien Initial Term Loan (CME Term SOFR 1 Month + 5.75%), 9.466%, 2/16/32 (k)	2,350,000	2,316,707

		3,076,141

Financial Services (0.1%)
Jump Financial LLC, 1st Lien Term Loan B (CME Term SOFR 3 Month + 3.50%), 7.172%, 2/26/32 (k)	573,001	562,974

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Insurance (0.6%)
Acrisure LLC, 1st Lien Term Loan B6 (CME Term SOFR 1 Month + 3.00%), 6.716%, 11/6/30 (k)	$198,496	$198,165
Asurion LLC, 2nd Lien Term Loan B3 (CME Term SOFR 1 Month + 5.25%), 9.081%, 1/31/28 (k)	1,275,000	1,268,944
Asurion LLC, 2nd Lien Term Loan B4 (CME Term SOFR 1 Month + 5.25%), 9.081%, 1/19/29 (k)	800,000	784,200
Truist Insurance Holdings LLC, 2nd Lien Initial Term Loan (CME Term SOFR 3 Month + 4.75%), 8.752%, 5/6/32 (k)	355,263	359,112

		2,610,421

Total Financials		6,249,536

Health Care (0.1%)
Health Care Providers & Services (0.1%)
Sound Inpatient Physicians, Inc., 1st Lien Term Loan C (CME Term SOFR 3 Month + 6.75%), 11.013%, 6/28/29 PIK (k)	277,333	262,080

Total Health Care		262,080

Industrials (0.1%)
Commercial Services & Supplies (0.0%)†
Anticimex Global AB, 1st Lien Term Loan (CME Term SOFR 1 Day + 2.90%), 6.810%, 11/17/31(k)	249,375	250,466

Construction & Engineering (0.1%)
Tecta America Corp., 1st Lien Term Loan B (CME Term SOFR 1 Month + 2.75%), 6.466%, 2/18/32 (k)	298,500	299,993

Total Industrials		550,459

Information Technology (2.5%)
Software (2.5%)
Applied Systems, Inc., 2nd Lien Term Loan (CME Term SOFR 3 Month + 4.50%), 8.172%, 2/23/32 (k)	975,000	989,625
Ascend Learning LLC, 1st Lien Initial Term Loan (CME Term SOFR 1 Month + 3.00%), 6.716%, 12/11/28 (k)	1,541,866	1,545,721
AthenaHealth Group, Inc., 1st Lien Initial Term Loan (CME Term SOFR 1 Month + 2.75%), 6.466%, 2/15/29 (k)	995,991	997,485
Cast & Crew LLC, 1st Lien Incremental Term Loan (CME Term SOFR 1 Month + 3.75%), 7.466%, 12/29/28 (k)	615,517	358,319
Darktrace Finco U.S. LLC, 1st Lien Initial Term Loan (CME Term SOFR 3 Month + 3.25%), 7.185%, 10/9/31 (k)	1,045,243	1,048,509
Darktrace Finco U.S. LLC, 2nd Lien Initial Term Loan (CME Term SOFR 3 Month + 5.25%), 9.185%, 10/11/32 (k)	875,000	866,615
Dawn Bidco LLC, 1st Lien Term Loan (CME Term SOFR 12 Month + 3.50%), 7.259%, 8/20/32 (k)	1,075,000	1,070,834
Ellucian Holdings, Inc., 2nd Lien Initial Term Loan (CME Term SOFR 1 Month + 4.75%), 8.466%, 11/15/32 (k)	350,000	351,969
Kaseya, Inc., 1st Lien Initial Term Loan (CME Term SOFR 1 Month + 3.00%), 6.716%, 3/22/32 (k)	722,222	722,223
Kaseya, Inc., 2nd Lien Initial Term Loan (CME Term SOFR 1 Month + 5.00%), 8.716%, 3/22/32 (k)	525,000	512,039
KnowBe4, Inc., 1st Lien Term Loan (CME Term SOFR 3 Month + 3.75%), 7.590%, 7/23/32 (k)	500,000	499,688
Modena Buyer LLC, 1st Lien Initial Term Loan (CME Term SOFR 3 Month + 4.25%), 8.090%, 7/1/31 (k)	569,250	565,336
Planview Parent, Inc., 1st Lien Incremental Term Loan B (CME Term SOFR 3 Month + 3.50%), 7.180%, 12/17/27 (k)	124,058	118,630
Proofpoint, Inc., 1st Lien Refinancing Term Loan (CME Term SOFR 1 Month + 3.00%), 6.916%, 8/31/28 (k)	125,000	125,500
Red Planet Borrower LLC, 1st Lien Initial Term Loan (CME Term SOFR 1 Month + 4.00%), 7.916%, 9/8/32 (k)	550,000	550,573

Total Information Technology		10,323,066

Total Loan Participations		19,168,493

Total Long-Term Debt Securities (86.8%) (Cost $359,240,629)		360,507,273

	Number of Shares	Value (Note 1)
COMMON STOCK:
Health Care (0.0%)†
Health Care Providers & Services (0.0%)†
Sound Inpatient Physicians, Inc., Class A (r)*	377,134	49,047
Sound Inpatient Physicians, Inc., Class A2 (r)*	16,883	12,662

Total Common Stocks (0.0%)† (Cost $–)		61,709

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (8.9%)
iShares Broad USD High Yield Corporate Bond ETF	412,550	$15,427,307

iShares iBoxx $ High Yield Corporate Bond ETF (x)	37,700	3,039,751
State Street SPDR Bloomberg High Yield Bond ETF (x)	32,334	3,143,188
State Street SPDR Portfolio High Yield Bond ETF	652,930	15,454,853

Total Exchange Traded Funds (8.9%) (Cost $38,910,265)		37,065,099

SHORT-TERM INVESTMENTS:
Investment Companies (5.6%)
BlackRock Liquidity FedFund, Institutional Shares 3.65% (7 day yield) (xx)	7,000,000	7,000,000
Goldman Sachs Financial Square Government Fund 3.67% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	4,368,295	4,368,295
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	7,546,076	7,549,094
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.69% (7 day yield) (xx)	1,000,000	1,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 3.66% (7 day yield) (xx)	2,150,417	2,150,417

Total Investment Companies		23,067,806

Total Short-Term Investments (5.6%) (Cost $23,067,523)		23,067,806

Total Investments in Securities (101.3%) (Cost $421,218,417)		420,701,887
Other Assets Less Liabilities (-1.3%)		(5,495,854)

Net Assets (100%)		$415,206,033

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2025, the market value of these securities amounted to $320,205,314 or 77.1% of net assets.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2025. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2025.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $20,917,240. This was collateralized by $5,825,919 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.750%, maturing 10/15/26 – 5/15/55 and by cash of $15,518,712 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CME	— Chicago Mercantile Exchange
EUR	— European Currency Unit
PIK	— Payment-in Kind Security
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

Forward Foreign Currency Contracts outstanding as of December 31, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,001,827	EUR	861,000	JPMorgan Securities, Inc.	2/20/2026	(12,216)

Net unrealized depreciation						(12,216)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Health Care	$—	$—	$61,709	$61,709
Corporate Bonds
Communication Services	—	32,038,799	—	32,038,799
Consumer Discretionary	—	59,531,129	—	59,531,129
Consumer Staples	—	16,248,058	—	16,248,058
Energy	—	34,905,454	—	34,905,454
Financials	—	49,337,376	—	49,337,376
Health Care	—	20,358,788	—	20,358,788
Industrials	—	50,748,944	—	50,748,944
Information Technology	—	35,311,284	—	35,311,284
Materials	—	33,124,252	—	33,124,252
Real Estate	—	7,428,218	—	7,428,218
Utilities	—	2,306,478	—	2,306,478
Exchange Traded Funds	37,065,099	—	—	37,065,099
Loan Participations
Communication Services	—	24,424	—	24,424
Consumer Discretionary	—	999,551	—	999,551
Consumer Staples	—	759,377	—	759,377
Financials	—	6,249,536	—	6,249,536
Health Care	—	262,080	—	262,080
Industrials	—	550,459	—	550,459
Information Technology	—	10,323,066	—	10,323,066
Short-Term Investments
Investment Companies	23,067,806	—	—	23,067,806

Total Assets	$60,132,905	$360,507,273	$61,709	$420,701,887

Liabilities:
Forward Currency Contracts	$—	$(12,216)	$—	$(12,216)

Total Liabilities	$—	$(12,216)	$—	$(12,216)

Total	$60,132,905	$360,495,057	$61,709	$420,689,671

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	$(12,216)

Total		$(12,216)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(51,157)	$(51,157)

Total	$(51,157)	$(51,157)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(27,862)	$(27,862)

Total	$(27,862)	$(27,862)

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$24,000
Average settlement value sold — in USD	1,019,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2025:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
JPMorgan Securities, Inc.	$12,216	$—	$—	$12,216

Total	$12,216	$—	$—	$12,216

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$260,948,065
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$103,928,541

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,134,863
Aggregate gross unrealized depreciation	(5,840,538)

Net unrealized depreciation	$(705,675)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$421,395,346

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $421,218,417)	$420,701,887
Cash	5,469,698
Foreign cash (Cost $3,780)	3,632
Dividends, interest and other receivables	6,128,885
Receivable for securities sold	237,700
Receivable for Portfolio shares sold	175,283
Securities lending income receivable	15,671
Other assets	1,057

Total assets	432,733,813

LIABILITIES
Payable for return of collateral on securities loaned	15,518,712
Payable for securities purchased	1,414,129
Payable for Portfolio shares repurchased	214,563
Investment management fees payable	190,079
Distribution fees payable – Class IB	52,616
Administrative fees payable	43,401
Unrealized depreciation on forward foreign currency contracts	12,216
Accrued expenses	82,064

Total liabilities	17,527,780

Commitments and contingent liabilities^
NET ASSETS	$415,206,033

Net assets were comprised of:
Paid in capital	$441,419,481
Total distributable earnings (loss)	(26,213,448)

Net assets	$415,206,033

Class IB
Net asset value, offering and redemption price per share, $249,775,601 / 27,416,271 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.11

Class K
Net asset value, offering and redemption price per share, $165,430,432 / 18,163,746 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.11

(x)	Includes value of securities on loan of $20,917,240.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Interest	$17,452,187
Dividends	1,894,554
Securities lending (net)	162,726

Total income	19,509,467

EXPENSES
Investment management fees	1,676,304
Administrative fees	348,599
Distribution fees – Class IB	283,689
Custodian fees	101,100
Professional fees	82,210
Printing and mailing expenses	29,632
Trustees’ fees	8,675
Miscellaneous	72,762

Gross expenses	2,602,971
Less: Waiver from investment manager	(223,868)

Net expenses	2,379,103

NET INVESTMENT INCOME (LOSS)	17,130,364

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(2,090,346)
Forward foreign currency contracts	(51,157)
Foreign currency transactions	31,847

Net realized gain (loss)	(2,109,656)

Change in unrealized appreciation (depreciation) on:
Investments in securities	4,742,360
Forward foreign currency contracts	(27,862)
Foreign currency translations	376

Net change in unrealized appreciation (depreciation)	4,714,874

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,605,218

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,735,582

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$17,130,364	$15,055,430
Net realized gain (loss)	(2,109,656)	(1,526,174)
Net change in unrealized appreciation (depreciation)	4,714,874	4,709,881

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,735,582	18,239,137

Distributions to shareholders:
Class IB	(10,027,929)	(4,567,868)
Class K	(7,086,696)	(10,541,458)

Total distributions to shareholders	(17,114,625)	(15,109,326)

Tax return of capital:
Class IB	(4,524)	—
Class K	(3,197)	—

Total tax return of capital	(7,721)	—

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 20,107,998 and 2,569,702 shares, respectively ]	188,368,831	23,263,065
Capital shares issued in reinvestment of dividends [ 1,106,043 and 513,974 shares, respectively ]	10,032,453	4,567,868
Capital shares repurchased [ (2,653,230) and (1,421,792) shares, respectively ]	(24,318,906)	(12,820,906)

Total Class IB transactions	174,082,378	15,010,027

Class K
Capital shares sold [ 1,198,261 and 1,250,821 shares, respectively ]	11,041,563	11,118,033
Capital shares issued in reinvestment of dividends [ 782,409 and 1,186,482 shares, respectively ]	7,089,893	10,541,458
Capital shares repurchased [ (3,214,185) and (2,507,161) shares, respectively ]	(29,144,240)	(22,777,627)

Total Class K transactions	(11,012,784)	(1,118,136)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	163,069,594	13,891,891

TOTAL INCREASE (DECREASE) IN NET ASSETS	165,682,830	17,021,702

NET ASSETS:
Beginning of year	249,523,203	232,501,501

End of year	$415,206,033	$249,523,203

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.83	$8.72	$8.24	$9.70	$9.75

Income (loss) from investment operations:
Net investment income (loss) (e)	0.55	0.54	0.52	0.46	0.43
Net realized and unrealized gain (loss)	0.11	0.12	0.50	(1.45)	(0.05)

Total from investment operations	0.66	0.66	1.02	(0.99)	0.38

Less distributions:
Dividends from net investment income	(0.38)	(0.55)	(0.54)	(0.47)	(0.43)
Return of capital	— #	—	—	—	—

Total dividends and distributions	(0.38)	(0.55)	(0.54)	(0.47)	(0.43)

Net asset value, end of year	$9.11	$8.83	$8.72	$8.24	$9.70

Total return	7.54%	7.56%	12.39%	(10.30)%	3.95%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$249,776	$78,220	$62,748	$51,671	$57,218
Ratio of expenses to average net assets:
After waivers (f)	1.00%	1.00%	1.00%	1.00%	1.00%
Before waivers (f)	1.08%	1.07%	1.07%	1.06%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	5.97%	6.02%	5.98%	5.14%	4.31%
Before waivers (f)	5.90%	5.94%	5.91%	5.08%	4.26%
Portfolio turnover rate^	38%	39%	26%	26%	53%

Class K	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.83	$8.72	$8.24	$9.69	$9.74

Income (loss) from investment operations:
Net investment income (loss) (e)	0.57	0.57	0.54	0.48	0.45
Net realized and unrealized gain (loss)	0.12	0.12	0.50	(1.44)	(0.05)

Total from investment operations	0.69	0.69	1.04	(0.96)	0.40

Less distributions:
Dividends from net investment income	(0.41)	(0.58)	(0.56)	(0.49)	(0.45)
Return of capital	— #	—	—	—	—

Total dividends and distributions	(0.41)	(0.58)	(0.56)	(0.49)	(0.45)

Net asset value, end of year	$9.11	$8.83	$8.72	$8.24	$9.69

Total return	7.81%	7.83%	12.66%	(9.99)%	4.19%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$165,430	$171,303	$169,753	$157,636	$186,707
Ratio of expenses to average net assets:
After waivers (f)	0.75%	0.75%	0.75%	0.75%	0.75%
Before waivers (f)	0.83%	0.82%	0.82%	0.81%	0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	6.24%	6.26%	6.22%	5.38%	4.56%
Before waivers (f)	6.16%	6.19%	6.15%	5.32%	4.51%
Portfolio turnover rate^	38%	39%	26%	26%	53%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.1%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.*	2,164	$47,240
ATN International, Inc.	1,832	41,770
Bandwidth, Inc., Class A*	5,179	80,015
IDT Corp., Class B	3,046	155,986

		325,011

Entertainment (1.1%)
Cineverse Corp., Class A*	2,642	5,575
CuriosityStream, Inc.	7,569	28,762
Eventbrite, Inc., Class A*	13,993	62,269
Gaia, Inc., Class A*	3,498	12,698
Golden Matrix Group, Inc. (x)*	2,846	2,279
IMAX Corp.*	24,106	890,958
Marcus Corp. (The)	4,239	65,747
Playstudios, Inc.*	18,504	12,055
PodcastOne, Inc.*	850	2,099
Reservoir Media, Inc. (x)*	3,996	30,250
Skillz, Inc., Class A*	1,492	6,430
Sphere Entertainment Co. (x)*	7,798	741,434
Starz Entertainment Corp.	2,213	25,892

		1,886,448

Interactive Media & Services (0.5%)
Angi, Inc., Class A*	6,751	87,290
Arena Group Holdings, Inc. (The)*	2,643	10,572
BuzzFeed, Inc., Class A*	4,146	3,856
DHI Group, Inc.*	8,543	13,242
EverQuote, Inc., Class A*	5,481	147,987
fuboTV, Inc.*	62,557	157,644
Giftify, Inc.*	3,825	4,207
IZEA Worldwide, Inc.*	2,241	9,816
MediaAlpha, Inc., Class A*	6,343	82,142
Nextdoor Holdings, Inc.*	40,740	85,554
PSQ Holdings, Inc. (x)*	6,276	6,464
QuinStreet, Inc.*	10,341	148,600
Teads Holding Co. (x)*	7,732	5,443
Travelzoo*	1,254	8,928
TrueCar, Inc.*	15,402	34,808
Zedge, Inc., Class B	2,242	7,354

		813,907

Media (0.3%)
Boston Omaha Corp., Class A (x)*	4,035	49,913
Cardlytics, Inc. (x)*	9,281	10,673
Emerald Holding, Inc.	2,998	13,401
Entravision Communications Corp., Class A	11,314	33,150
EW Scripps Co. (The), Class A*	11,776	46,986
Fluent, Inc.*	2,143	5,143
Gambling.com Group Ltd.*	3,190	17,418
Harte Hanks, Inc.*	1,239	3,729
iHeartMedia, Inc., Class A*	22,823	94,944
Lee Enterprises, Inc. (x)*	910	4,359
Marchex, Inc., Class B*	4,459	7,402
National CineMedia, Inc.	12,308	47,878
Nexxen International Ltd. (x)*	6,426	42,026
Saga Communications, Inc., Class A	948	10,817
Thryv Holdings, Inc.*	7,160	43,318
Townsquare Media, Inc., Class A	2,871	14,757
Urban One, Inc., Class A*	1,527	1,573
USA TODAY Co., Inc.(x)*	26,428	136,104

		583,591

Wireless Telecommunication Services (0.0%)†
KORE Group Holdings, Inc. (x)*	982	4,144
Spok Holdings, Inc.	3,797	50,083
SurgePays, Inc.*	2,896	4,836

		59,063

Total Communication Services		3,668,020

Consumer Discretionary (6.0%)
Automobile Components (0.2%)
Cooper-Standard Holdings, Inc.*	3,176	104,268
Holley, Inc.*	14,211	58,691
Motorcar Parts of America, Inc.*	2,568	31,689
Solid Power, Inc. (x)*	28,953	123,050
Stoneridge, Inc.*	5,016	29,043
Strattec Security Corp.*	746	56,800
Sypris Solutions, Inc.*	2,083	5,083

		408,624

Automobiles (0.0%)†
Faraday Future Intelligent Electric, Inc., Class A (x)*	26,362	26,889
Massimo Group (x)*	1,027	4,088

		30,977

Broadline Retail (0.7%)
1stdibs.com, Inc.*	4,370	26,176
Groupon, Inc.*	4,759	83,806
Pattern Group, Inc., Class A*	101,343	1,169,498

		1,279,480

Distributors (0.1%)
AMCON Distributing Co.	24	1,890
Gold.com, Inc.	3,568	121,490
Weyco Group, Inc.	1,120	34,261

		157,641

Diversified Consumer Services (1.2%)
American Public Education, Inc.*	3,262	123,304
Carriage Services, Inc., Class A	2,643	111,799
European Wax Center, Inc., Class A*	5,595	20,142
Legacy Education, Inc.*	1,745	17,781
Lincoln Educational Services Corp.*	34,325	828,949
Nerdy, Inc. (x)*	12,124	12,609
Regis Corp.*	419	11,627
Universal Technical Institute, Inc.*	38,245	999,342
Zspace, Inc.*	320	151

		2,125,704

Hotels, Restaurants & Leisure (1.8%)
Allied Gaming & Entertainment, Inc.*	2,522	988
Ark Restaurants Corp.*	437	2,930
Bally’s Corp. (x)*	1,765	29,158
Biglari Holdings, Inc., Class B*	124	41,221
BJ’s Restaurants, Inc.*	3,773	148,656
Black Rock Coffee Bar, Inc., Class A*	11,661	259,457
Canterbury Park Holding Corp.	412	6,267
Century Casinos, Inc.*	5,461	7,263

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Denny’s Corp.*	9,439	$58,711
El Pollo Loco Holdings, Inc.*	5,273	55,156
FAT Brands, Inc., Class A (x)*	1,087	342
Flanigan’s Enterprises, Inc.	74	2,109
Full House Resorts, Inc.*	6,207	16,200
Genius Sports Ltd.*	61,224	674,688
Golden Entertainment, Inc.	3,617	98,346
Inspired Entertainment, Inc.*	4,580	42,869
Kura Sushi USA, Inc., Class A (x)*	1,167	61,069
Lindblad Expeditions Holdings, Inc.*	83,599	1,205,498
Nathan’s Famous, Inc.	541	50,621
ONE Group Hospitality, Inc. (The)*	5,320	9,310
Pursuit Attractions and Hospitality, Inc.*	3,971	133,743
Rave Restaurant Group, Inc. (x)*	2,019	6,663
RCI Hospitality Holdings, Inc.	1,484	35,379
Red Robin Gourmet Burgers, Inc.*	3,019	12,227
Serve Robotics, Inc. (x)*	11,723	121,685

		3,080,556

Household Durables (0.3%)
Bassett Furniture Industries, Inc.	1,590	26,648
Beazer Homes USA, Inc.*	5,121	103,803
Ethan Allen Interiors, Inc.	4,297	98,143
Flexsteel Industries, Inc.	659	26,024
Hamilton Beach Brands Holding Co., Class A	1,326	21,813
Hooker Furnishings Corp.	1,944	21,948
Hovnanian Enterprises, Inc., Class A*	901	87,883
Koss Corp.*	1,055	4,368
Legacy Housing Corp.*	1,653	32,267
Lifetime Brands, Inc.	2,448	9,670
Live Ventures, Inc. (x)*	225	3,368
Lovesac Co. (The)*	2,561	37,775
Traeger, Inc.*	6,647	7,179
United Homes Group, Inc.*	1,708	2,664
Universal Electronics, Inc.*	2,564	9,256

		492,809

Leisure Products (0.2%)
American Outdoor Brands, Inc. (x)*	2,383	18,421
Clarus Corp.	5,693	19,071
Escalade, Inc.	1,875	25,294
Funko, Inc., Class A*	7,383	25,102
JAKKS Pacific, Inc.	1,743	29,422
Johnson Outdoors, Inc., Class A	1,050	44,572
Latham Group, Inc.*	8,398	53,327
Marine Products Corp.	1,701	14,901
MasterCraft Boat Holdings, Inc.*	2,924	55,293
Smith & Wesson Brands, Inc.	8,224	81,171

		366,574

Specialty Retail (1.4%)
1-800-Flowers.com, Inc., Class A (x)*	4,194	16,482
aka Brands Holding Corp.*	96	1,027
America’s Car-Mart, Inc. (x)*	1,328	33,545
BARK, Inc. (x)*	17,591	10,599
Barnes & Noble Education, Inc.*	3,130	28,765
Bed Bath & Beyond, Inc.*	12,773	69,741
Build-A-Bear Workshop, Inc. (x)	2,327	142,575
Caleres, Inc.	6,172	75,113
Cato Corp. (The), Class A*	3,127	9,662
Children’s Place, Inc. (The) (x)*	1,331	5,297
Citi Trends, Inc.*	927	38,526
Designer Brands, Inc., Class A (x)	6,192	46,007
Destination XL Group, Inc.*	9,568	8,798
Duluth Holdings, Inc., Class B*	2,768	5,757
Envela Corp.*	1,291	17,274
Genesco, Inc.*	1,808	44,784
Grove Collaborative Holdings*	4,516	4,968
GrowGeneration Corp.*	11,105	16,657
Haverty Furniture Cos., Inc.	2,494	58,260
J Jill, Inc.	1,401	19,222
Lands’ End, Inc.*	1,726	25,062
MarineMax, Inc.*	3,537	85,702
Newegg Commerce, Inc., Class A (x)*	229	11,624
OneWater Marine, Inc., Class A*	2,200	23,804
Outdoor Holding Co.*	15,986	27,336
PetMed Express, Inc.*	2,641	8,451
RealReal, Inc. (The)*	18,817	296,932
RideNow Group, Inc., Class B*	4,110	22,687
Shoe Carnival, Inc.	3,363	56,767
Sleep Number Corp. (x)*	3,661	30,972
Sportsman’s Warehouse Holdings, Inc.*	7,064	10,313
Stitch Fix, Inc., Class A*	20,829	109,352
ThredUp, Inc., Class A*	117,993	753,975
Tilly’s, Inc., Class A (x)*	3,049	6,068
Torrid Holdings, Inc. (x)*	6,247	6,112
Winmark Corp.	558	225,957
Zumiez, Inc.*	2,470	64,344

		2,418,517

Textiles, Apparel & Luxury Goods (0.1%)
Allbirds, Inc., Class A (x)*	1,117	4,580
Crown Crafts, Inc.	1,742	4,825
Culp, Inc.*	2,105	7,494
Fossil Group, Inc. (x)*	9,193	34,566
Jerash Holdings US, Inc.	1,177	3,590
Lakeland Industries, Inc. (x)	1,451	12,827
Movado Group, Inc.	2,812	57,983
Playboy, Inc.*	12,231	22,994
Rocky Brands, Inc.	1,309	38,393
Superior Group of Cos., Inc.	2,018	19,534
Unifi, Inc.*	3,151	11,029
Vera Bradley, Inc.*	4,326	10,469

		228,284

Total Consumer Discretionary		10,589,166

Consumer Staples (2.1%)
Beverages (0.8%)
Vita Coco Co., Inc. (The)*	27,385	1,451,679
Willamette Valley Vineyards, Inc.*	623	1,900
Zevia PBC, Class A*	10,213	23,694

		1,477,273

Consumer Staples Distribution & Retail (0.3%)
Chefs’ Warehouse, Inc. (The)*	7,529	469,282
HF Foods Group, Inc.*	7,751	16,665
Natural Grocers by Vitamin Cottage, Inc.	2,386	59,769
Village Super Market, Inc., Class A	1,711	60,561

		606,277

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Food Products (0.3%)
Alico, Inc.	1,026	$37,326
Barfresh Food Group, Inc.*	1,235	3,619
Beyond Meat, Inc. (x)*	71,366	58,520
Bridgford Foods Corp.*	296	2,309
Calavo Growers, Inc.	3,139	68,273
Farmer Bros Co.*	3,021	4,411
Forafric Global plc (x)*	945	10,423
Laird Superfood, Inc.*	1,638	3,636
Lifeway Foods, Inc.*	998	24,181
Limoneira Co.	3,119	39,377
Mama’s Creations, Inc.*	6,867	92,636
Seneca Foods Corp., Class A*	874	96,691
SunOpta, Inc.*	17,937	68,161

		509,563

Household Products (0.1%)
Oil-Dri Corp. of America	1,863	91,175

Personal Care Products (0.4%)
AXIL Brands, Inc.*	420	2,911
Beauty Health Co. (The) (x)*	20,809	28,924
FitLife Brands, Inc. (x)*	772	12,560
Honest Co., Inc. (The) (x)*	17,517	45,194
Lifevantage Corp. (x)	2,022	12,456
Medifast, Inc. (x)*	2,112	22,556
Natural Health Trends Corp.	1,508	4,660
Nature’s Sunshine Products, Inc.*	3,115	67,222
Oddity Tech Ltd., Class A*	13,783	553,801
United-Guardian, Inc.	544	3,351

		753,635

Tobacco (0.2%)
Ispire Technology, Inc.*	3,634	10,175
Turning Point Brands, Inc.	3,256	352,951

		363,126

Total Consumer Staples		3,801,049

Energy (3.5%)
Energy Equipment & Services (0.7%)
Bristow Group, Inc., Class A*	5,326	195,038
Dawson Geophysical Co.*	1,144	1,785
DMC Global, Inc.*	3,710	24,820
Drilling Tools International Corp.*	3,588	8,790
Energy Services of America Corp. (x)	2,234	18,252
Forum Energy Technologies, Inc.*	1,924	71,092
Geospace Technologies Corp.*	2,160	36,526
Gulf Island Fabrication, Inc.*	2,646	31,673
KLX Energy Services Holdings, Inc.*	2,778	5,250
Mammoth Energy Services, Inc.*	5,076	9,390
MIND Technology, Inc. (x)*	1,619	14,231
National Energy Services Reunited Corp.*	11,431	179,009
Natural Gas Services Group, Inc.	1,909	64,238
NCS Multistage Holdings, Inc.*	154	6,081
Oil States International, Inc.*	10,562	71,505
Ranger Energy Services, Inc., Class A	3,702	51,754
SEACOR Marine Holdings, Inc.*	3,942	23,731
Select Water Solutions, Inc., Class A	17,729	186,509
Smart Sand, Inc.	5,669	22,676
TETRA Technologies, Inc.*	23,826	223,250

		1,245,600

Oil, Gas & Consumable Fuels (2.8%)
Aemetis, Inc. (x)*	11,077	15,397
Amplify Energy Corp. (x)*	6,569	30,020
Ardmore Shipping Corp.	6,459	68,401
Centrus Energy Corp., Class A (x)*	10,928	2,652,881
Comstock, Inc.*	9,230	34,705
Diversified Energy Co.	11,590	167,823
Empire Petroleum Corp. (x)*	3,060	9,302
Encore Energy Corp.*	34,662	85,962
Energy Fuels, Inc. (x)*	42,835	622,821
Epsilon Energy Ltd.	3,856	17,892
Evolution Petroleum Corp. (x)	6,065	21,470
FutureFuel Corp.	5,156	16,448
Gevo, Inc. (x)*	43,505	87,010
Granite Ridge Resources, Inc.	10,442	49,077
Green Plains, Inc.*	12,465	122,157
Kolibri Global Energy, Inc.*	5,802	22,802
Lightbridge Corp.*	5,009	63,314
NACCO Industries, Inc., Class A	743	36,437
NextNRG, Inc. (x)*	6,337	9,189
Nordic American Tankers Ltd.	38,564	132,660
OPAL Fuels, Inc., Class A*	4,294	10,112
Prairie Operating Co. (x)*	4,520	7,639
PrimeEnergy Resources Corp. (x)*	67	11,457
REX American Resources Corp.*	5,401	174,560
Riley Exploration Permian, Inc.	2,699	71,254
SandRidge Energy, Inc.	6,806	98,211
Stabilis Solutions, Inc.*	359	1,633
Summit Midstream Corp.*	1,808	48,237
Teekay Corp. Ltd.	9,926	89,632
US Energy Corp.*	732	676
VAALCO Energy, Inc.	19,215	69,943
Verde Clean Fuels, Inc.*	530	1,092
W&T Offshore, Inc. (x)	19,429	31,669
XCF Global, Inc., Class A (x)*	6,024	1,644

		4,883,527

Total Energy		6,129,127

Financials (13.0%)
Banks (7.3%)
ACNB Corp.	1,941	93,847
Affinity Bancshares, Inc.	835	17,351
Amalgamated Financial Corp.	4,303	137,825
Amerant Bancorp, Inc., Class A	6,866	133,956
AmeriServ Financial, Inc.	2,264	7,222
Ames National Corp. (x)	1,614	37,057
Arrow Financial Corp.	3,073	96,492
Auburn National Bancorp, Inc.	445	11,993
Avidbank Holdings, Inc.*	421	11,182
Bank First Corp.	1,703	207,459
Bank of Marin Bancorp	2,738	71,215
Bank of the James Financial Group, Inc.	773	14,362
Bank7 Corp.	840	34,423
BankFinancial Corp.	2,053	24,636
Bankwell Financial Group, Inc.	1,316	60,299
Bar Harbor Bankshares	2,986	92,715
BayCom Corp.	2,001	58,829
Bayfirst Financial Corp.	653	5,126
BCB Bancorp, Inc.	3,021	24,379
Blue Foundry Bancorp*	3,373	41,926
Blue Ridge Bankshares, Inc.	12,639	53,969

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Bogota Financial Corp.*	870	$7,386
Bridgewater Bancshares, Inc.*	3,899	68,349
Broadway Financial Corp.*	755	5,587
Burke & Herbert Financial Services Corp.	2,553	159,077
Business First Bancshares, Inc.	5,334	139,431
BV Financial, Inc.*	1,569	28,462
Byline Bancorp, Inc.	5,752	167,671
C&F Financial Corp.	600	43,554
California Bancorp	4,202	78,451
Camden National Corp.	3,173	137,645
Capital Bancorp, Inc.	2,186	61,580
Capital City Bank Group, Inc.	2,566	109,235
Carter Bankshares, Inc.*	4,167	81,923
Catalyst Bancorp, Inc.*	614	9,671
CB Financial Services, Inc. (x)	852	29,701
Central Pacific Financial Corp.	4,868	151,687
Central Plains Bancshares, Inc.*	621	10,507
CF Bankshares, Inc.	723	18,039
Chain Bridge Bancorp, Inc., Class A*	468	16,212
Chemung Financial Corp.	793	44,249
ChoiceOne Financial Services, Inc.	2,685	79,261
Citizens & Northern Corp.	2,934	59,179
Citizens Community Bancorp, Inc.	1,781	31,737
Citizens Financial Services, Inc.	859	48,980
Civista Bancshares, Inc.	3,554	78,970
CNB Financial Corp.	5,466	143,045
Coastal Financial Corp.*	2,422	277,537
CoastalSouth Bancshares, Inc.*	887	20,623
Colony Bankcorp, Inc.	3,131	55,794
Commercial Bancgroup, Inc.*	1,168	28,686
Community Trust Bancorp, Inc.	2,989	168,878
Community West Bancshares	3,106	69,885
ConnectOne Bancorp, Inc.	8,926	234,040
Dime Community Bancshares, Inc.	7,456	224,351
Eagle Bancorp Montana, Inc.	1,418	28,218
Eagle Financial Services, Inc.	861	34,263
ECB Bancorp, Inc. (x)*	1,395	24,259
Equity Bancshares, Inc., Class A	2,805	125,243
Esquire Financial Holdings, Inc.	1,367	139,530
Farmers & Merchants Bancorp, Inc.	2,483	61,380
Farmers National Banc Corp.	6,753	89,950
FB Bancorp, Inc.*	3,213	41,287
Fidelity D&D Bancorp, Inc.	931	40,526
Fifth District Bancorp, Inc.*	997	14,955
Financial Institutions, Inc.	3,735	116,420
Finward Bancorp	664	23,366
Finwise Bancorp*	1,785	32,023
First Bancorp, Inc. (The)	2,036	53,832
First Bank	3,999	65,824
First Business Financial Services, Inc.	1,499	81,396
First Capital, Inc.	633	37,474
First Community Bankshares, Inc.	2,934	98,964
First Community Corp.	1,374	40,739
First Financial Corp.	2,129	128,634
First Foundation, Inc.*	11,816	72,787
First Guaranty Bancshares, Inc.	1,170	6,283
First Internet Bancorp	1,487	31,034
First Mid Bancshares, Inc.	4,065	158,535
First National Corp.	1,508	38,062
First Northwest Bancorp	1,508	14,145
First Savings Financial Group, Inc.	1,080	34,409
First Seacoast Bancorp*	603	7,960
First United Corp.	1,126	42,157
First US Bancshares, Inc.	997	13,928
First Western Financial, Inc.*	1,518	40,698
Five Star Bancorp	2,957	105,801
Flushing Financial Corp.	6,053	91,824
Franklin Financial Services Corp.	778	39,056
FS Bancorp, Inc.	1,214	49,980
FVCBankcorp, Inc.	3,019	41,994
GBank Financial Holdings, Inc. (x)*	1,672	56,664
Great Southern Bancorp, Inc.	1,557	95,849
Greene County Bancorp, Inc.	1,369	30,433
Hanmi Financial Corp.	5,604	151,476
Hanover Bancorp, Inc.	904	20,891
Hawthorn Bancshares, Inc.	1,131	39,449
HBT Financial, Inc.	2,230	57,646
Heritage Commerce Corp.	11,201	134,524
Hingham Institution For Savings (The) (x)	315	89,447
Home Bancorp, Inc.	1,294	74,793
Home Federal Bancorp, Inc. of Louisiana	435	7,830
HomeTrust Bancshares, Inc.	2,990	128,391
Horizon Bancorp, Inc.	9,141	155,031
IF Bancorp, Inc.	376	10,137
Independent Bank Corp.	3,711	120,719
Investar Holding Corp.	1,690	45,157
John Marshall Bancorp, Inc.	2,509	50,155
Kearny Financial Corp.	10,709	79,354
Lake Shore Bancorp, Inc.	820	12,021
Landmark Bancorp, Inc. (x)	985	25,797
LCNB Corp.	2,682	43,958
LINKBANCORP, Inc.	4,353	35,956
Magyar Bancorp, Inc.	1,162	20,352
MainStreet Bancshares, Inc. (x)	1,363	27,751
Mechanics Bancorp	9,027	132,065
Mercantile Bank Corp.	2,976	143,146
Meridian Corp.	1,715	30,150
Metrocity Bankshares, Inc.	3,710	98,463
Metropolitan Bank Holding Corp.	1,720	131,339
Mid Penn Bancorp, Inc.	3,663	113,626
Middlefield Banc Corp.	1,364	47,113
Midland States Bancorp, Inc.	3,866	81,843
MidWestOne Financial Group, Inc.	3,075	118,388
MVB Financial Corp.	2,114	54,605
National Bankshares, Inc.	1,267	42,483
NB Bancorp, Inc.	7,475	148,155
Northeast Bank	1,401	145,606
Northeast Community Bancorp, Inc.	2,332	52,727
Northfield Bancorp, Inc.	6,886	78,707
Northpointe Bancshares, Inc.	3,694	61,985
Northrim Bancorp, Inc.	4,107	109,287
Norwood Financial Corp.	1,601	44,908
NSTS Bancorp, Inc.*	791	10,243
Oak Valley Bancorp	1,333	40,070
Ohio Valley Banc Corp.	727	29,065
Old Second Bancorp, Inc.	9,419	183,671
OP Bancorp	2,144	30,273
OptimumBank Holdings, Inc.*	1,671	7,102
Orange County Bancorp, Inc.	2,230	63,667
Origin Bancorp, Inc.	5,540	208,359
Orrstown Financial Services, Inc.	3,479	123,226
Parke Bancorp, Inc.	1,821	45,598
Pathfinder Bancorp, Inc.	600	8,466
Patriot National Bancorp, Inc.*	12,418	22,601

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
PB Bankshares, Inc.*	440	$9,306
PCB Bancorp	2,089	45,227
Peapack-Gladstone Financial Corp.	2,985	83,132
Peoples Bancorp of North Carolina, Inc.	857	31,023
Peoples Bancorp, Inc.	6,480	194,594
Peoples Financial Services Corp.	1,764	85,924
Pioneer Bancorp, Inc.*	2,210	29,791
Plumas Bancorp	1,193	53,315
Ponce Financial Group, Inc.*	3,650	59,678
Preferred Bank	1,963	185,366
Primis Financial Corp.	3,973	55,264
Princeton Bancorp, Inc.	1,084	37,604
Provident Financial Holdings, Inc.	1,103	17,549
QCR Holdings, Inc.	3,101	258,313
RBB Bancorp	3,053	63,014
Red River Bancshares, Inc.	928	66,287
Rhinebeck Bancorp, Inc.*	895	10,758
Richmond Mutual Bancorp, Inc.	1,664	23,363
Riverview Bancorp, Inc.	4,089	20,527
SB Financial Group, Inc.	1,145	25,499
Shore Bancshares, Inc.	5,850	103,428
Sierra Bancorp	2,315	75,654
SmartFinancial, Inc.	2,703	99,984
Sound Financial Bancorp, Inc.	390	17,016
South Plains Financial, Inc.	2,422	93,974
Southern First Bancshares, Inc.*	1,465	75,477
Southern Missouri Bancorp, Inc.	1,817	107,421
SR Bancorp, Inc. (x)	1,346	21,186
Sterling Bancorp, Inc. (r)*	3,894	—
Summit State Bank (x)*	957	11,130
Texas Community Bancshares, Inc.	436	7,835
Third Coast Bancshares, Inc.*	2,417	91,870
Timberland Bancorp, Inc.	1,459	52,232
TrustCo Bank Corp.	3,454	142,754
Union Bankshares, Inc.( x)	769	18,248
United Bancorp, Inc.	1,079	15,484
United Security Bancshares	2,779	27,985
Unity Bancorp, Inc.	1,370	70,856
Univest Financial Corp.	5,282	172,933
USCB Financial Holdings, Inc.	2,093	38,553
Virginia National Bankshares Corp.	929	37,021
Washington Trust Bancorp, Inc.	3,600	106,380
West Bancorp, Inc.	2,854	63,330
Western New England Bancorp, Inc.	3,496	44,120

		12,963,705

Capital Markets (1.5%)
Aether Holdings, Inc.*	418	2,592
ALT5 Sigma Corp.*	17,599	19,359
AlTi Global, Inc. (x)*	8,255	38,303
B Riley Financial, Inc. (x)*	3,823	17,853
Bakkt Holdings, Inc., Class A (x)*	2,666	26,767
Binah Capital Group, Inc.*	717	2,065
Diamond Hill Investment Group, Inc.	469	79,496
Dominari Holdings, Inc. (x)	1,457	7,212
Fold Holdings, Inc. (x)*	940	2,453
Forge Global Holdings, Inc.*	2,074	92,417
Great Elm Group, Inc.*	3,025	7,714
Hennessy Advisors, Inc.	890	8,544
Heritage Global, Inc.*	6,544	8,115
Innventure, Inc. (x)*	5,046	21,092
MarketWise, Inc.	342	5,137
Miami International Holdings, Inc. (x)*	22,063	979,156
Open Lending Corp.*	18,750	29,063
Piper Sandler Cos.	3,652	1,240,621
Siebert Financial Corp.*	2,773	9,733
Silvercrest Asset Management Group, Inc., Class A	1,312	19,929
Value Line, Inc.	154	5,918
Westwood Holdings Group, Inc.	1,482	25,505

		2,649,044

Consumer Finance (1.2%)
Atlanticus Holdings Corp.*	994	66,548
Consumer Portfolio Services, Inc.*	1,965	18,333
Dave, Inc.*	7,025	1,555,405
DeFi Development Corp. (x)*	4,036	20,382
LendingTree, Inc.*	2,094	111,171
Medallion Financial Corp.	3,219	33,124
NerdWallet, Inc., Class A*	8,020	108,671
Oportun Financial Corp.*	7,511	39,733
OppFi, Inc.	5,084	53,179
Regional Management Corp.	1,694	65,643
Vroom, Inc.*	197	3,916
World Acceptance Corp.*	552	77,495

		2,153,600

Financial Services (1.4%)
Acacia Research Corp.*	6,194	23,166
Alerus Financial Corp.	4,397	99,021
Better Home & Finance Holding Co.*	1,018	33,167
Cantaloupe, Inc.*	10,426	110,724
Cass Information Systems, Inc.	2,241	93,046
Finance of America Cos., Inc., Class A (x)*	941	22,782
International Money Express, Inc.*	5,134	78,858
loanDepot, Inc., Class A (x)*	17,034	35,260
NewtekOne, Inc.	4,293	48,726
Onity Group, Inc.*	1,242	56,871
Paymentus Holdings, Inc., Class A*	49,960	1,578,236
Paysign, Inc.*	6,749	34,757
Priority Technology Holdings, Inc. (x)*	4,928	26,858
Security National Financial Corp., Class A*	2,959	26,661
SWK Holdings Corp.(x)	637	10,956
Triller Group, Inc.(x)*	20,571	658
Usio, Inc.*	3,761	5,115
Velocity Financial, Inc.*	2,063	42,828
Waterstone Financial, Inc.	2,828	46,803
XBP Global Holdings, Inc. (x)*	1,362	9,275

		2,383,768

Insurance (1.0%)
Abacus Global Management, Inc.	7,591	64,903
American Coastal Insurance Corp.	4,521	57,100
American Integrity Insurance Group, Inc.*	1,450	30,204
Atlantic American Corp.	904	2,558
Citizens, Inc., Class A (x)*	8,505	41,079
Crawford & Co., Class A	3,164	35,595
Donegal Group, Inc., Class A	3,102	61,978
eHealth, Inc.*	5,390	24,794
GoHealth, Inc., Class A*	893	1,920
Greenlight Capital Re Ltd., Class A*	4,817	70,232
Heritage Insurance Holdings, Inc.*	4,604	134,713
Hippo Holdings, Inc.*	3,356	100,948
Investors Title Co.	265	66,155

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
James River Group Holdings, Inc.	6,905	$43,916
Kestrel Group Ltd. (x)	491	5,028
Kingstone Cos., Inc.	2,142	36,050
Kingsway Financial Services, Inc.*	4,060	54,607
MBIA, Inc. (x)*	8,534	61,103
Neptune Insurance Holdings, Inc., Class A*	14,897	434,397
NI Holdings, Inc.*	1,293	17,197
Octave Specialty Group, Inc.*	8,372	65,134
Selectquote, Inc.*	26,313	37,101
Tiptree, Inc., Class A	4,411	80,589
United Fire Group, Inc.	3,938	143,146
Universal Insurance Holdings, Inc.	4,756	160,753

		1,831,200

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
ACRES Commercial Realty Corp. (REIT) (x)*	1,218	25,992
Advanced Flower Capital, Inc. (REIT) (x)	3,324	9,473
Angel Oak Mortgage REIT, Inc. (REIT)	2,381	20,500
Ares Commercial Real Estate Corp. (REIT) (x)	9,879	47,222
Cherry Hill Mortgage Investment Corp. (REIT)	6,774	17,274
Chicago Atlantic Real Estate Finance, Inc. (REIT)	3,476	42,616
Ellington Financial, Inc. (REIT)	18,158	246,586
Franklin BSP Realty Trust, Inc. (REIT)	15,385	154,312
Granite Point Mortgage Trust, Inc. (REIT)	8,807	21,137
Invesco Mortgage Capital, Inc. (REIT) (x)	13,199	111,004
Lument Finance Trust, Inc. (REIT) (x)	8,590	12,112
Manhattan Bridge Capital, Inc. (REIT)	1,766	8,212
Nexpoint Real Estate Finance, Inc. (REIT)	1,365	19,219
Orchid Island Capital, Inc. (REIT) (x)	28,300	203,760
Rithm Property Trust, Inc. (REIT)	1,270	21,054
Sachem Capital Corp. (REIT)	8,460	8,798
Seven Hills Realty Trust (REIT)	4,155	36,979
Sunrise Realty Trust, Inc. (REIT)	1,930	18,200
TPG Mortgage Investment Trust, Inc. (REIT)	5,574	47,490

		1,071,940

Total Financials		23,053,257

Health Care (35.2%)
Biotechnology (18.2%)
4D Molecular Therapeutics, Inc.*	7,537	56,527
Abeona Therapeutics, Inc. (x)*	8,135	42,871
Absci Corp. (x)*	25,935	90,513
Achieve Life Sciences, Inc. (x)*	7,954	39,531
Acrivon Therapeutics, Inc.*	3,569	8,601
Actinium Pharmaceuticals, Inc.*	5,849	7,955
Actuate Therapeutics, Inc. (x)*	1,700	10,404
Acumen Pharmaceuticals, Inc.*	6,824	14,399
ADC Therapeutics SA*	16,068	56,720
Agenus, Inc.*	5,809	18,240
Akebia Therapeutics, Inc.*	47,578	76,601
Aldeyra Therapeutics, Inc.*	10,445	54,105
Alector, Inc.*	15,240	23,774
Altimmune, Inc. (x)*	16,762	60,511
AnaptysBio, Inc.*	3,464	167,935
Anavex Life Sciences Corp.*	15,691	55,860
Anika Therapeutics, Inc.*	2,368	22,756
Anixa Biosciences, Inc.*	5,728	17,871
Annexon, Inc.*	18,919	94,973
Arbutus Biopharma Corp.*	28,430	136,748
Arcellx, Inc.*	13,506	880,591
Arcturus Therapeutics Holdings, Inc. (x)*	4,692	28,762
Armata Pharmaceuticals, Inc.*	1,977	12,416
ArriVent Biopharma, Inc. (x)*	5,520	111,062
Artiva Biotherapeutics, Inc. (x)*	915	3,925
Assembly Biosciences, Inc.*	1,778	60,470
Astria Therapeutics, Inc.*	7,745	101,382
Atara Biotherapeutics, Inc.*	776	14,038
aTyr Pharma, Inc. (x)*	17,199	13,469
Aura Biosciences, Inc.*	8,261	45,022
Avalo Therapeutics, Inc.*	1,961	35,612
Avita Medical, Inc. (x)*	2,318	7,997
Benitec Biopharma, Inc. (x)*	2,817	37,945
Beyondspring, Inc. (x)*	6,039	9,844
Biomea Fusion, Inc. (x)*	11,477	14,231
Black Diamond Therapeutics, Inc.*	8,773	21,318
Boundless Bio, Inc.*	2,961	3,553
Bright Minds Biosciences, Inc.*	944	73,670
C4 Therapeutics, Inc.*	13,199	25,210
Cabaletta Bio, Inc.*	16,320	35,741
CAMP4 Therapeutics Corp. (x)*	853	5,229
Candel Therapeutics, Inc. (x)*	8,314	46,974
Capricor Therapeutics, Inc. (x)*	7,225	208,513
Cardiff Oncology, Inc. (x)*	11,980	33,664
CareDx, Inc.*	9,766	183,991
Cartesian Therapeutics, Inc. (x)*	1,947	14,038
Celcuity, Inc.*	30,227	3,014,841
Celularity, Inc., Class A (x)*	2,156	2,393
CervoMed, Inc.*	1,068	8,437
CG oncology, Inc.*	16,640	690,893
Cibus, Inc., Class A (x)*	5,754	10,012
Cidara Therapeutics, Inc.*	3,675	811,771
Citius Oncology, Inc. (x)*	2,491	2,491
Climb Bio, Inc.*	5,644	22,576
Cogent Biosciences, Inc.*	131,565	4,673,189
Coherus Oncology, Inc. (x)*	19,743	28,035
Compass Therapeutics, Inc.*	24,486	131,490
Corbus Pharmaceuticals Holdings, Inc.*	1,953	15,897
Corvus Pharmaceuticals, Inc.*	10,763	82,875
Coya Therapeutics, Inc.*	3,497	20,283
Cullinan Therapeutics, Inc.*	10,094	104,473
Design Therapeutics, Inc.*	4,381	41,094
DiaMedica Therapeutics, Inc. (x)*	6,373	50,729
Dianthus Therapeutics, Inc.*	4,584	188,907
Dyadic International, Inc.*	3,140	2,952
Editas Medicine, Inc.*	16,765	34,368
Eledon Pharmaceuticals, Inc.*	10,486	15,834
Elicio Therapeutics, Inc. (x)*	1,719	13,683
Elutia, Inc.*	4,319	2,992
Emergent BioSolutions, Inc.*	9,764	120,683
Enanta Pharmaceuticals, Inc.*	5,087	80,222
Entrada Therapeutics, Inc.*	5,318	54,669
Erasca, Inc.*	32,633	121,395
Estrella Immunopharma, Inc. (x)*	2,373	3,702
Exagen, Inc.*	2,815	17,115
Exicure, Inc. (x)*	284	1,539
eXoZymes, Inc.*	443	4,829
Fate Therapeutics, Inc.*	19,857	19,511
Fennec Pharmaceuticals, Inc.*	4,604	35,451

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Fibrobiologics, Inc. (x)*	5,089	$1,145
Foghorn Therapeutics, Inc.*	6,364	34,366
Forte Biosciences, Inc.*	1,979	53,967
Fortress Biotech, Inc. (x)*	4,839	17,711
Gain Therapeutics, Inc. (x)*	6,513	20,972
Galectin Therapeutics, Inc.*	8,571	35,655
Genelux Corp.(x)*	6,096	26,579
Gossamer Bio, Inc.*	36,112	111,947
Greenwich Lifesciences, Inc. (x)*	1,162	24,414
Heron Therapeutics, Inc. (x)*	28,288	36,774
Humacyte, Inc. (x)*	28,525	27,398
Immix Biopharma, Inc.*	3,944	20,627
ImmuCell Corp.*	1,094	6,728
Immuneering Corp., Class A(x)*	10,127	66,636
Immunic, Inc. (x)*	18,110	9,665
Immunome, Inc.*	17,736	380,969
Inhibikase Therapeutics, Inc.*	12,250	25,112
Inhibrx Biosciences, Inc.*	1,702	134,458
Inmune Bio, Inc. (x)*	3,509	5,474
Inovio Pharmaceuticals, Inc. (x)*	9,619	16,737
Insight Molecular Diagnostics, Inc.*	2,330	17,475
Instil Bio, Inc.*	726	7,986
Ironwood Pharmaceuticals, Inc., Class A*	30,027	101,191
Jade Biosciences, Inc. (x)	8,649	133,454
Jasper Therapeutics, Inc. (x)*	4,665	8,537
Kalaris Therapeutics, Inc.*	907	7,655
KalVista Pharmaceuticals, Inc. (x)*	7,209	116,425
Karyopharm Therapeutics, Inc.*	2,637	19,408
Kezar Life Sciences, Inc.*	1,195	7,517
Kodiak Sciences, Inc.*	6,146	171,842
Korro Bio, Inc. (x)*	1,296	10,381
Kyverna Therapeutics, Inc. (x)*	4,638	43,597
Lantern Pharma, Inc. (x)*	1,685	5,106
Larimar Therapeutics, Inc.*	8,898	33,901
Lexeo Therapeutics, Inc.*	11,785	117,025
MacroGenics, Inc.*	10,632	17,118
MAIA Biotechnology, Inc. (x)*	4,673	7,150
MapLight Therapeutics, Inc.*	3,136	55,084
MDxHealth SA*	7,575	27,043
MediciNova, Inc.*	9,049	11,854
Medicus Pharma Ltd. (x)*	2,737	4,188
MeiraGTx Holdings plc*	8,359	66,454
Metagenomi, Inc.*	5,198	8,421
MiMedx Group, Inc.*	22,171	150,098
Mineralys Therapeutics, Inc.*	50,417	1,829,633
Mirum Pharmaceuticals, Inc.*	24,093	1,903,106
Monopar Therapeutics, Inc.*	852	55,636
Monte Rosa Therapeutics, Inc.*	8,755	137,278
Neurogene, Inc. (x)*	1,801	37,101
Newamsterdam Pharma Co. NV (x)*	19,300	677,044
Nkarta, Inc.*	8,059	14,909
Nurix Therapeutics, Inc.*	18,779	356,238
Nuvectis Pharma, Inc.*	3,007	22,703
Olema Pharmaceuticals, Inc.*	11,171	279,275
OnKure Therapeutics, Inc., Class A (x)*	1,762	5,110
Organogenesis Holdings, Inc., Class A*	12,806	66,335
ORIC Pharmaceuticals, Inc.(x)*	88,130	720,903
Oruka Therapeutics, Inc. (x)*	7,223	218,929
OS Therapies, Inc.(x)*	4,080	5,712
Outlook Therapeutics, Inc. (x)*	5,471	8,644
Palvella Therapeutics, Inc. (x)*	1,353	141,619
PDS Biotechnology Corp. (x)*	9,304	7,162
PepGen, Inc.*	8,195	53,349
Perspective Therapeutics, Inc.*	10,805	29,714
PMV Pharmaceuticals, Inc.*	8,718	10,898
Praxis Precision Medicines, Inc.*	8,355	2,462,553
Precigen, Inc. (x)*	33,679	140,778
Precision BioSciences, Inc.*	1,746	7,263
Prime Medicine, Inc. (x)*	18,606	64,563
Protalix BioTherapeutics, Inc.*	13,944	25,099
Protara Therapeutics, Inc.*	6,464	34,453
PTC Therapeutics, Inc.*	21,133	1,605,263
Puma Biotechnology, Inc.*	7,936	47,219
Pyxis Oncology, Inc.*	8,875	10,206
Quince Therapeutics, Inc.*	8,668	29,038
Rein Therapeutics, Inc.*	3,982	4,619
Replimune Group, Inc.*	12,991	126,273
Rezolute, Inc.*	15,265	36,025
Rhythm Pharmaceuticals, Inc.*	14,918	1,596,823
Rigel Pharmaceuticals, Inc.*	3,302	141,425
Sagimet Biosciences, Inc., Class A*	6,522	38,610
Savara, Inc.*	26,496	159,771
SELLAS Life Sciences Group, Inc. (x)*	23,079	87,008
Senti Biosciences, Inc. (x)*	1,452	1,510
Sera Prognostics, Inc., Class A (x)*	5,374	15,853
Seres Therapeutics, Inc.*	1,315	19,567
Serina Therapeutics, Inc. (x)*	658	1,259
Sionna Therapeutics, Inc.*	3,003	123,543
Skye Bioscience, Inc.*	3,385	2,538
Solid Biosciences, Inc.*	11,107	62,643
Stoke Therapeutics, Inc.*	8,417	267,156
Surrozen, Inc.*	902	20,385
Sutro Biopharma, Inc.*	1,480	17,124
Tango Therapeutics, Inc.(x)*	19,899	176,305
Taysha Gene Therapies, Inc.*	41,457	228,013
Tectonic Therapeutic, Inc.(x)*	2,037	42,492
Tevogen Bio Holdings, Inc.(x)*	5,850	1,937
Tonix Pharmaceuticals Holding Corp.(x)*	2,173	33,942
Travere Therapeutics, Inc.*	18,247	697,218
TriSalus Life Sciences, Inc. (x)*	5,623	39,249
TScan Therapeutics, Inc.*	7,907	7,907
TuHURA Biosciences, Inc.*	5,171	3,913
Tyra Biosciences, Inc.*	4,874	128,137
UroGen Pharma Ltd. (x)*	6,923	162,137
Vanda Pharmaceuticals, Inc.*	10,462	92,275
Verastem, Inc.*	10,010	77,277
Viridian Therapeutics, Inc.*	14,978	466,115
Vistagen Therapeutics, Inc. (x)*	5,930	3,925
Voyager Therapeutics, Inc.*	9,080	35,684
vTv Therapeutics, Inc., Class A (x)*	310	12,397
Whitehawk Therapeutics, Inc.*	7,688	18,605
XBiotech, Inc. (x)*	3,866	9,240
XOMA Royalty Corp.*	1,808	48,075
Zenas Biopharma, Inc. (x)*	3,534	128,320
Zentalis Pharmaceuticals, Inc.*	11,776	15,898
Zura Bio Ltd., Class A (x)*	7,768	40,704
Zymeworks, Inc.*	9,354	246,291

		32,167,058

Health Care Equipment & Supplies (4.8%)
Accuray, Inc.*	19,373	15,975
Acme United Corp. (x)	665	26,806
AngioDynamics, Inc.*	7,347	94,335
Anteris Technologies Global Corp. (x)*	6,441	32,141

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Apyx Medical Corp.*	6,555	$22,942
Artivion, Inc.*	51,396	2,344,172
Axogen, Inc.*	8,332	272,706
Beta Bionics, Inc.*	57,921	1,764,853
Bioventus, Inc., Class A (x)*	8,539	63,530
Butterfly Network, Inc., Class A (x)*	36,780	139,764
CapsoVision, Inc.(x)*	1,116	11,930
Carlsmed, Inc. (x)*	1,230	15,190
Ceribell, Inc.*	27,392	600,707
Cerus Corp.*	34,767	71,620
ClearPoint Neuro, Inc. (x)*	4,935	67,511
CVRx, Inc.*	3,058	21,712
CytoSorbents Corp. (x)*	11,258	7,196
Delcath Systems, Inc.*	5,503	55,580
ElectroCore, Inc.*	1,267	5,682
Electromed, Inc.*	1,233	35,905
Envoy Medical, Inc.*	1,182	781
enVVeno Medical Corp.*	3,607	1,157
Femasys, Inc. (x)*	7,808	4,499
FONAR Corp.*	1,241	23,033
Fractyl Health, Inc.*	20,376	44,827
HeartBeam, Inc. (x)*	5,013	12,031
Inogen, Inc.*	4,622	31,060
InspireMD, Inc.*	3,827	6,812
iRadimed Corp.	1,525	148,352
Kestra Medical Technologies Ltd. (x)*	25,913	687,213
Kewaunee Scientific Corp.*	404	15,114
KORU Medical Systems, Inc.*	8,170	47,468
LENSAR, Inc.(x)*	1,796	20,887
Lucid Diagnostics, Inc. (x)*	16,685	18,187
Microbot Medical, Inc. (x)*	12,461	24,922
Modular Medical, Inc.*	9,543	3,475
Myomo, Inc. (x)*	6,835	6,220
Neuronetics, Inc. (x)*	6,875	9,487
NeuroPace, Inc.*	4,738	73,155
Odysight.ai, Inc. (x)*	1,188	3,920
OraSure Technologies, Inc.*	13,330	32,259
Orchestra BioMed Holdings, Inc.*	7,348	30,494
Orthofix Medical, Inc.*	7,247	109,865
OrthoPediatrics Corp.*	3,171	56,317
Outset Medical, Inc.*	3,182	11,805
Owlet, Inc.*	2,777	44,960
Picard Medical, Inc. (x)*	1,159	2,028
Precision Optics Corp., Inc.*	1,048	4,386
Pro-Dex, Inc. (x)*	380	14,622
Pulmonx Corp.*	7,093	15,676
Pulse Biosciences, Inc. (x)*	3,571	49,030
Rockwell Medical, Inc.*	6,059	5,050
Sanara Medtech, Inc.*	635	14,827
SANUWAVE Health, Inc.*	1,400	41,776
Semler Scientific, Inc.*	2,405	36,772
Sensus Healthcare, Inc.*	2,971	11,825
Shoulder Innovations, Inc. (x)*	849	12,141
SI-BONE, Inc.*	7,223	142,438
Sight Sciences, Inc.*	7,756	61,505
Spectral AI, Inc. (x)*	3,419	4,855
Stereotaxis, Inc.*	11,094	25,516
Tactile Systems Technology, Inc.*	4,138	120,002
Tela Bio, Inc.*	6,142	7,248
TransMedics Group, Inc.*	6,782	825,030
Utah Medical Products, Inc.	572	32,009
Vicarious Surgical, Inc., Class A (x)*	609	1,322
Vivani Medical, Inc.*	6,125	7,534

		8,574,149

Health Care Providers & Services (2.8%)
AirSculpt Technologies, Inc. (x)*	3,101	6,140
Aveanna Healthcare Holdings, Inc.*	12,987	106,104
Billiontoone, Inc., Class A*	6,342	519,029
Castle Biosciences, Inc.*	5,326	207,181
Cross Country Healthcare, Inc.*	5,837	47,280
Cryo-Cell International, Inc.	1,052	3,619
DocGo, Inc.*	17,823	15,645
GeneDx Holdings Corp., Class A*	15,250	1,983,415
Hinge Health, Inc., Class A*	11,893	552,430
InfuSystem Holdings, Inc.*	3,624	32,507
Joint Corp. (The) (x)*	2,656	23,160
Nano-X Imaging Ltd. (x)*	12,288	34,406
National Research Corp.	2,231	41,876
Nutex Health, Inc.*	644	106,015
Omada Health, Inc.*	43,182	681,412
Oncology Institute, Inc. (The) (x)*	12,680	45,141
P3 Health Partners, Inc.*	252	882
Pennant Group, Inc. (The)*	6,344	178,584
Prenetics Global Ltd., Class A*	2,276	35,847
Quipt Home Medical Corp.*	6,831	24,113
SBC Medical Group Holdings, Inc.(x)*	1,882	8,111
Sonida Senior Living, Inc.*	1,061	34,599
Strata Critical Medical, Inc.*	12,865	61,881
Talkspace, Inc.*	27,025	98,101
Viemed Healthcare, Inc.*	6,367	47,307

		4,894,785

Health Care Technology (0.7%)
CareCloud, Inc.*	7,166	20,925
Claritev Corp. (x)*	1,418	60,619
Firefly Neuroscience, Inc.*	1,338	1,171
Forian, Inc.*	3,232	6,852
Health Catalyst, Inc.*	13,221	31,598
HealthStream, Inc.	4,419	101,946
HeartFlow, Inc. (x)*	28,089	818,794
LifeMD, Inc. (x)*	7,277	24,815
OptimizeRx Corp. (x)*	3,064	37,565
Simulations Plus, Inc. (x)*	3,126	56,987
TruBridge, Inc.*	1,850	40,829

		1,202,101

Life Sciences Tools & Services (2.1%)
Adaptive Biotechnologies Corp.*	187,118	3,038,796
Alpha Teknova, Inc.*	2,304	8,755
Atlantic International Corp. (x)*	1,868	2,484
BioLife Solutions, Inc.*	7,672	185,509
Champions Oncology, Inc.*	1,755	12,127
Codexis, Inc.*	16,439	26,796
Ginkgo Bioworks Holdings, Inc., Class A (x)*	7,696	63,954
Inotiv, Inc. (x)*	5,300	2,979
Lifecore Biomedical, Inc.*	5,105	41,759
MaxCyte, Inc.*	19,566	30,327
Niagen Bioscience, Inc.*	9,939	63,212
OmniAb, Inc.*	19,303	35,711
Personalis, Inc.*	9,420	74,983
Quanterix Corp.*	8,390	53,360
Quantum-Si, Inc. (x)*	29,011	31,912
Rapid Micro Biosystems, Inc., Class A*	5,923	17,177

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Seer, Inc., Class A*	9,079	$16,615
Standard BioTools, Inc.*	56,320	72,090

		3,778,546

Pharmaceuticals (6.6%)
Aardvark Therapeutics, Inc. (x)*	2,359	30,962
Aclaris Therapeutics, Inc.*	17,201	51,775
Alto Neuroscience, Inc.*	4,120	73,336
Alumis, Inc. (x)*	10,617	103,622
Amylyx Pharmaceuticals, Inc.*	16,621	200,782
AN2 Therapeutics, Inc.*	5,334	6,081
Anebulo Pharmaceuticals, Inc.*	1,872	1,891
Aquestive Therapeutics, Inc. (x)*	19,549	126,287
Atea Pharmaceuticals, Inc.*	13,380	47,767
BioAge Labs, Inc. (x)*	4,463	59,045
Biote Corp., Class A*	5,350	13,910
Cadrenal Therapeutics, Inc. (x)*	264	1,790
Cassava Sciences, Inc.*	8,527	16,883
Collegium Pharmaceutical, Inc.*	5,885	272,475
Contineum Therapeutics, Inc., Class A*	3,157	36,084
CorMedix, Inc. (x)*	13,910	161,773
Cumberland Pharmaceuticals, Inc.*	1,488	5,922
Enliven Therapeutics, Inc. (x)*	7,414	114,176
Esperion Therapeutics, Inc. (x)*	43,799	162,056
Eton Pharmaceuticals, Inc.*	4,818	81,472
Evolus, Inc.*	9,750	64,837
EyePoint, Inc.*	14,157	258,648
Fulcrum Therapeutics, Inc.*	8,089	91,487
Harrow, Inc. (x)*	5,919	290,031
ImageneBio, Inc. (x)*	1,629	11,240
Journey Medical Corp. (x)*	2,503	19,298
LB Pharmaceuticals, Inc.*	3,422	76,174
LENZ Therapeutics, Inc. (x)*	2,975	47,600
Liquidia Corp.*	12,046	415,467
Maze Therapeutics, Inc.*	4,016	166,383
MBX Biosciences, Inc. (x)*	5,332	168,171
MediWound Ltd. (x)*	1,795	33,136
Mind Medicine MindMed, Inc. (x)*	17,622	235,959
Neonc Technologies Holdings, Inc.*	1,612	13,331
NRX Therapeutics, Inc. (x)*	4,246	11,507
Nutriband, Inc.*	668	3,033
Nutriband, Inc. (Preference) (q)(r)*	167	—
Nuvation Bio, Inc.*	45,249	405,431
Omeros Corp. (x)*	12,364	212,352
Oramed Pharmaceuticals, Inc.*	7,025	20,021
Phathom Pharmaceuticals, Inc. (x)*	7,464	123,828
Phibro Animal Health Corp., Class A	3,835	143,276
Pliant Therapeutics, Inc.*	11,562	14,106
Rafael Holdings, Inc., Class B*	3,161	3,730
Rani Therapeutics Holdings, Inc., Class A (x)*	13,605	18,367
Rapport Therapeutics, Inc.*	5,325	161,560
Scilex Holding Co.*	1,044	12,737
SIGA Technologies, Inc.	7,675	46,894
Tarsus Pharmaceuticals, Inc.*	33,614	2,752,314
Telomir Pharmaceuticals, Inc. (x)*	3,635	4,835
Terns Pharmaceuticals, Inc.*	75,543	3,051,937
Theravance Biopharma, Inc.*	7,105	132,935
Third Harmonic Bio, Inc. (r)*	5,280	—
Trevi Therapeutics, Inc.*	17,032	213,241
Tvardi Therapeutics, Inc.*	891	3,831
Ventyx Biosciences, Inc.*	12,147	109,687
WaVe Life Sciences Ltd.*	21,708	369,036
Xeris Biopharma Holdings, Inc.*	28,797	226,056
Zevra Therapeutics, Inc. (x)*	10,421	93,372

		11,593,937

Total Health Care		62,210,576

Industrials (17.2%)
Aerospace & Defense (3.2%)
AerSale Corp.*	6,186	43,983
AIRO Group Holdings, Inc. (x)*	1,407	11,509
Astronics Corp.*	5,759	312,368
Byrna Technologies, Inc. (x)*	3,372	56,616
Cadre Holdings, Inc.	5,335	217,882
CPI Aerostructures, Inc.*	2,163	8,566
Ducommun, Inc.*	2,586	246,006
Innovative Solutions and Support, Inc.*	2,840	53,790
Mercury Systems, Inc.*	19,891	1,452,242
National Presto Industries, Inc.	976	104,198
Optex Systems Holdings, Inc.*	1,052	14,917
Park Aerospace Corp.	3,409	72,748
Redwire Corp. (x)*	13,694	104,074
Safe Pro Group, Inc. (x)*	2,026	8,428
Satellogic, Inc., Class A (x)*	15,645	29,256
TAT Technologies Ltd. (x)*	35,056	1,565,601
Virgin Galactic Holdings, Inc. (x)*	10,695	34,331
VirTra, Inc.*	2,291	9,622
VSE Corp.	7,807	1,348,815

		5,694,952

Air Freight & Logistics (0.0%)†
Air T, Inc.*	285	5,361
Arrive AI, Inc.*	734	1,930
Freightos Ltd.*	5,732	13,069
Radiant Logistics, Inc.*	6,320	40,006

		60,366

Building Products (0.2%)
Alpha Pro Tech Ltd.*	2,064	9,164
Caesarstone Ltd.*	4,061	7,553
Insteel Industries, Inc.	3,492	110,592
Quanex Building Products Corp.	8,641	132,899

		260,208

Commercial Services & Supplies (0.6%)
ACCO Brands Corp.	16,306	60,821
Bridger Aerospace Group Holdings, Inc.*	6,597	12,073
CompX International, Inc.	311	7,237
Ennis, Inc.	4,471	80,523
Enviri Corp.*	14,258	255,503
Interface, Inc., Class A	10,860	303,211
Knightscope, Inc., Class A (x)*	1,896	7,034
Liquidity Services, Inc.*	4,359	132,121
Mobile Infrastructure Corp., Class A(x)*	2,856	7,283
NL Industries, Inc.	1,686	9,223
Odyssey Marine Exploration, Inc., Class B (x)*	8,545	16,748
Perma-Fix Environmental Services, Inc. (x)*	3,205	40,351
Quad/Graphics, Inc.	5,568	34,911
Quest Resource Holding Corp.*	3,342	6,216
Team, Inc.*	548	7,743
Virco Mfg. Corp.	1,991	12,723

		993,721

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Construction & Engineering (4.0%)
Argan, Inc.	1,458	$456,820
Bowman Consulting Group Ltd., Class A*	2,635	87,008
Cardinal Infrastructure Group, Inc., Class A (x)*	52,814	1,277,042
Concrete Pumping Holdings, Inc.	4,033	27,061
Great Lakes Dredge & Dock Corp.*	12,440	163,213
INNOVATE Corp.*	1,036	4,683
JFB Construction Holdings, Class A (x)*	212	3,099
Legence Corp., Class A*	22,244	957,382
Limbach Holdings, Inc.*	1,989	154,844
Matrix Service Co.*	5,082	59,459
NWPX Infrastructure, Inc.*	1,771	110,670
Orion Group Holdings, Inc.*	7,070	70,276
Primoris Services Corp.	14,769	1,833,424
Shimmick Corp.*	774	2,260
Southland Holdings, Inc.*	2,394	7,948
Sterling Infrastructure, Inc.*	4,456	1,364,561
Tutor Perini Corp.	8,350	559,617

		7,139,367

Electrical Equipment (1.3%)
Allient, Inc.	2,707	145,501
American Superconductor Corp.*	8,195	235,852
Amprius Technologies, Inc.*	20,684	163,197
Broadwind, Inc.*	3,695	10,457
Espey Mfg. & Electronics Corp.	431	20,313
FTC Solar, Inc.*	1,708	18,634
FuelCell Energy, Inc. (x)*	6,064	44,328
Hyliion Holdings Corp.*	23,989	44,140
Ideal Power, Inc.*	1,366	4,221
KULR Technology Group, Inc.(x)*	6,964	20,613
LSI Industries, Inc.	5,090	93,249
NANO Nuclear Energy, Inc. (x)*	7,507	180,243
NeoVolta, Inc. (x)*	5,948	18,082
Powell Industries, Inc. (x)	1,892	603,132
Power Solutions International, Inc. (x)*	1,600	91,424
Preformed Line Products Co.	479	99,014
SKYX Platforms Corp. (x)*	13,650	29,621
SolarMax Technology, Inc.*	5,474	4,493
SunPower, Inc. (x)*	11,121	17,460
T1 Energy, Inc. (x)*	24,978	166,853
Thermon Group Holdings, Inc.*	6,155	228,720
Ultralife Corp.*	2,146	12,275
Zeo Energy Corp.*	3,290	3,586

		2,255,408

Ground Transportation (0.1%)
Armlogi Holding Corp. (x)*	1,926	1,002
Covenant Logistics Group, Inc., Class A	2,843	62,660
FTAI Infrastructure, Inc. (x)	20,610	95,012
PAMT Corp.*	931	11,247
Proficient Auto Logistics, Inc. (x)*	4,641	44,739
Universal Logistics Holdings, Inc. (x)	1,318	20,020

		234,680

Machinery (2.8%)
3D Systems Corp. (x)*	23,381	41,384
Aebi Schmidt Holding AG	6,975	88,234
AirJoule Technologies Corp.*	4,895	19,286
Blue Bird Corp.*	5,937	279,039
CECO Environmental Corp.*	32,693	1,956,676
Columbus McKinnon Corp.	5,300	91,425
Commercial Vehicle Group, Inc.*	5,375	7,740
Douglas Dynamics, Inc.	4,224	137,914
Eastern Co. (The)	1,054	20,753
FreightCar America, Inc.*	2,600	28,782
Gencor Industries, Inc.*	1,964	25,453
Graham Corp.*	1,955	125,570
Hurco Cos., Inc.*	1,177	18,185
Hyster-Yale, Inc.	2,194	65,184
L B Foster Co., Class A*	1,853	49,938
Laser Photonics Corp. (x)*	2,285	5,644
Luxfer Holdings plc	4,952	67,001
Manitowoc Co., Inc. (The)*	6,455	77,395
Mayville Engineering Co., Inc.*	2,463	46,107
Microvast Holdings, Inc.*	37,333	104,532
Miller Industries, Inc.	2,076	77,580
Nauticus Robotics, Inc.*	787	604
NN, Inc.*	8,806	11,272
Novusterra, Inc. (r)(x)*	957	—
Palladyne AI Corp. (x)*	5,607	23,886
Park-Ohio Holdings Corp.	1,872	39,200
Perma-Pipe International Holdings, Inc.*	1,421	43,142
Rain Enhancement Technologies Holdco, Inc., Class A (x)*	406	2,371
Richtech Robotics, Inc., Class B (x)*	28,664	92,585
Standex International Corp.	5,129	1,114,429
Taylor Devices, Inc.*	590	34,491
Titan International, Inc.*	9,125	71,449
Twin Disc, Inc.	2,249	37,513
Wabash National Corp.	7,373	63,776
Xos, Inc. (x)*	734	1,329

		4,869,869

Marine Transportation (0.2%)
Costamare Bulkers Holdings Ltd.*	1,579	24,332
Genco Shipping & Trading Ltd.	5,931	109,308
Himalaya Shipping Ltd. (x)	5,291	48,148
Pangaea Logistics Solutions Ltd.	5,463	37,586
Safe Bulkers, Inc.	9,678	46,648

		266,022

Passenger Airlines (0.0%)†
flyExclusive, Inc.*	775	3,185
Republic Airways Holdings, Inc.*	428	7,862
Surf Air Mobility, Inc. (x)*	6,657	12,915

		23,962

Professional Services (3.4%)
Asure Software, Inc.*	4,754	44,783
Barrett Business Services, Inc.	4,648	168,304
BGSF, Inc. (x)	2,027	9,385
BlackSky Technology, Inc., Class A (x)*	50,550	947,813
CRA International, Inc.	1,200	240,834
DLH Holdings Corp.*	2,528	14,283
Forrester Research, Inc.*	2,154	17,490
Franklin Covey Co.*	2,035	34,147
HireQuest, Inc.	1,027	10,794
Huron Consulting Group, Inc.*	6,932	1,198,612
IBEX Holdings Ltd.*	1,879	71,740
Innodata, Inc. (x)*	10,788	549,649
Kelly Services, Inc., Class A	5,711	50,257
Mastech Digital, Inc.*	806	5,626

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Mistras Group, Inc.*	2,331	$29,487
Nixxy, Inc. (x)*	3,174	3,049
RCM Technologies, Inc.*	940	19,218
Resolute Holdings Management, Inc. (x)*	798	164,731
Resources Connection, Inc.	5,866	29,565
Skillsoft Corp. (x)*	921	8,565
Spire Global, Inc. (x)*	5,170	38,775
TrueBlue, Inc.*	5,611	25,530
TTEC Holdings, Inc.*	3,503	12,611
Where Food Comes From, Inc.*	649	7,457
Willdan Group, Inc.*	22,314	2,313,069

		6,015,774

Trading Companies & Distributors (1.4%)
Alta Equipment Group, Inc.	3,935	18,101
BlueLinx Holdings, Inc.*	1,434	88,091
EVI Industries, Inc.	979	24,123
Hudson Technologies, Inc.*	7,065	48,395
Karat Packaging, Inc.	1,576	35,570
Marwynn Holdings, Inc. (x)*	3,207	2,690
NPK International, Inc.*	15,301	182,388
Titan Machinery, Inc.*	3,955	59,483
Transcat, Inc.*	1,721	97,632
Willis Lease Finance Corp.	528	71,618
Xometry, Inc., Class A (x)*	31,728	1,886,864

		2,514,955

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.*	4,204	37,710

Total Industrials		30,366,994

Information Technology (16.3%)
Communications Equipment (2.4%)
ADTRAN Holdings, Inc.*	13,964	121,347
Applied Optoelectronics, Inc. (x)*	11,321	394,650
Aviat Networks, Inc.*	2,163	46,245
BK Technologies Corp.*	538	40,129
Calix, Inc.*	28,560	1,511,681
Clearfield, Inc.*	2,152	62,731
CommScope Holding Co., Inc.*	40,923	741,934
Comtech Telecommunications Corp.*	4,705	24,890
Digi International, Inc.*	6,836	295,930
Franklin Wireless Corp.	1,953	8,535
Genasys, Inc.*	8,644	18,541
Gilat Satellite Networks Ltd. (x)*	51,868	671,172
Inseego Corp. (x)*	2,389	24,535
KVH Industries, Inc.*	2,333	16,261
Lantronix, Inc.*	5,703	33,420
NETGEAR, Inc.*	5,118	125,545
Ribbon Communications, Inc.*	17,238	49,645

		4,187,191

Electronic Equipment, Instruments & Components (5.0%)
908 Devices, Inc. (x)*	5,376	28,224
Aeva Technologies, Inc. (x)*	7,016	93,172
Airgain, Inc.*	1,835	7,450
AmpliTech Group, Inc.*	3,317	9,918
Arlo Technologies, Inc.*	100,123	1,400,721
Bel Fuse, Inc., Class A	306	46,451
Bel Fuse, Inc., Class B	10,033	1,701,898
Climb Global Solutions, Inc.	732	75,242
Coda Octopus Group, Inc.*	1,065	9,904
Daktronics, Inc.*	7,154	141,435
Evolv Technologies Holdings, Inc.*	28,603	204,797
Focus Universal, Inc. (x)*	571	463
Frequency Electronics, Inc. (x)*	1,205	64,877
Identiv, Inc.*	3,726	14,308
Kimball Electronics, Inc.*	4,560	126,859
LGL Group, Inc. (The)*	588	3,381
LightPath Technologies, Inc., Class A*	7,476	80,741
Methode Electronics, Inc.	6,436	42,735
MicroVision, Inc. (x)*	55,886	46,279
M-Tron Industries, Inc.*	539	28,686
Neonode, Inc.*	2,090	3,637
nLight, Inc.*	39,449	1,479,732
OSI Systems, Inc.*	5,727	1,460,729
Ouster, Inc.*	48,280	1,044,779
Powerfleet, Inc.*	23,366	124,307
Red Cat Holdings, Inc. (x)*	19,179	152,089
Research Frontiers, Inc.*	5,313	6,960
RF Industries Ltd.*	1,728	9,988
Richardson Electronics Ltd.	2,328	25,329
ScanSource, Inc.*	4,095	159,951
Sono-Tek Corp.*	1,057	4,365
Syntec Optics Holdings, Inc. (x)*	1,674	4,788
Unusual Machines, Inc. (x)*	5,821	74,159
Vishay Precision Group, Inc.*	2,242	86,317
Vuzix Corp.(x)*	12,288	46,449
Wrap Technologies, Inc. (x)*	7,146	17,007

		8,828,127

IT Services (2.4%)
Applied Digital Corp. (x)*	120,641	2,958,117
Backblaze, Inc., Class A*	10,580	49,303
BigBear.ai Holdings, Inc. (x)*	81,319	439,123
Cloudastructure, Inc., Class A*	2,661	2,143
Crexendo, Inc.*	2,987	19,326
CSP, Inc. (x)	1,304	16,300
Grid Dynamics Holdings, Inc.*	57,862	522,494
Hackett Group, Inc. (The)	4,679	91,849
Information Services Group, Inc.	6,796	39,281
Rackspace Technology, Inc. (x)*	15,552	15,099
Research Solutions, Inc.*	5,334	15,682
TSS, Inc. (x)*	3,993	28,230
Tucows, Inc., Class A*	1,291	28,944
Unisys Corp.*	12,770	35,245
WidePoint Corp.*	1,512	8,119

		4,269,255

Semiconductors & Semiconductor Equipment (1.3%)
Aehr Test Systems*	5,351	108,037
Aeluma, Inc. (x)*	2,436	41,826
Alpha & Omega Semiconductor Ltd.*	4,694	92,988
Ambarella, Inc.*	10,429	738,790
Ambiq Micro, Inc.*	888	25,308
Amtech Systems, Inc.*	2,532	31,777
Atomera, Inc. (x)*	5,412	11,960
AXT, Inc.*	8,168	133,547
Blaize Holdings, Inc. (x)*	14,673	28,612
CEVA, Inc.*	4,386	94,387
Everspin Technologies, Inc.*	3,595	33,362
GCT Semiconductor Holding, Inc. (x)*	6,599	7,919
GSI Technology, Inc.*	4,853	30,137
Ichor Holdings Ltd.*	6,377	117,528

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
indie Semiconductor, Inc., Class A (x)*	36,814	$129,953
inTEST Corp.*	2,022	15,104
Kopin Corp. (x)*	33,443	78,257
Maxeon Solar Technologies Ltd.*	1,228	3,377
Navitas Semiconductor Corp., Class A (x)*	29,972	214,000
NVE Corp.	904	53,634
Penguin Solutions, Inc.*	9,760	190,906
QuickLogic Corp. (x)*	3,068	18,439
SkyWater Technology, Inc.*	5,685	103,240

		2,303,088

Software (5.0%)
8x8, Inc.*	24,716	48,690
A10 Networks, Inc.	13,459	238,090
ACCESS Newswire, Inc.*	580	5,394
Agilysys, Inc.*	12,414	1,475,280
Airship AI Holdings, Inc. (x)*	4,601	13,297
Arteris, Inc.*	5,623	87,156
AudioEye, Inc.*	1,519	15,175
authID, Inc.*	2,084	1,823
Aware, Inc.*	2,352	4,375
Bit Digital, Inc. (x)*	59,772	112,969
Blend Labs, Inc., Class A*	37,068	112,687
BTCS, Inc. (r)*	650	—
BTCS, Inc. (Nasdaq Stock Exchange)*	7,082	18,696
Cerence, Inc.*	7,602	81,265
Chaince Digital Holdings, Inc. (x)*	6,135	30,491
Cipher Mining, Inc. (x)*	60,853	898,190
Consensus Cloud Solutions, Inc.*	3,524	76,894
CS Disco, Inc.*	4,719	36,619
Daily Journal Corp. (x)*	237	115,495
Datacentrex, Inc. (x)*	1,898	5,219
Digimarc Corp. (x)*	2,996	19,654
Digital Turbine, Inc.*	20,239	101,195
Domo, Inc., Class B*	6,185	52,140
Duos Technologies Group, Inc. (x)*	3,151	35,449
D-Wave Quantum, Inc. (x)*	16,501	431,501
eGain Corp.*	3,018	31,055
Expensify, Inc., Class A*	11,371	17,170
Fatpipe, Inc. (x)*	1,242	2,509
I3 Verticals, Inc., Class A (x)*	4,401	110,861
Intellicheck, Inc.*	3,519	23,507
Intellinetics, Inc.*	496	3,957
Kaltura, Inc.*	16,928	27,762
Mitek Systems, Inc.*	8,325	87,829
Nukkleus, Inc. (x)*	2,067	8,330
ON24, Inc.*	7,232	57,567
OneSpan, Inc.	6,747	86,631
Ooma, Inc.*	4,719	55,354
Pagaya Technologies Ltd., Class A*	9,563	199,867
Phunware, Inc. (x)*	4,186	7,744
Porch Group, Inc.*	16,221	148,098
Red Violet, Inc.	15,352	874,296
Rekor Systems, Inc. (x)*	22,942	31,660
ReposiTrak, Inc. (x)	2,126	26,299
Rezolve AI plc (x)*	33,501	86,098
Rimini Street, Inc.*	9,100	35,308
Roadzen, Inc.*	6,568	15,829
Silvaco Group, Inc. (x)*	1,621	6,565
SoundThinking, Inc.*	1,822	14,631
SRAX, Inc. (x)*	4,308	—
Synchronoss Technologies, Inc.*	1,756	15,031
Telos Corp.*	9,999	50,995
Terawulf, Inc. (x)*	201,988	2,320,842
Upland Software, Inc.*	3,750	5,362
Veea, Inc.*	1,387	884
Veritone, Inc. (x)*	13,920	64,728
Viant Technology, Inc., Class A*	2,830	34,073
VirnetX Holding Corp.*	683	11,399
Weave Communications, Inc.*	11,610	88,120
WM Technology, Inc.*	16,534	13,642
Xperi, Inc.*	8,416	49,318
Yext, Inc.*	19,016	153,269
ZenaTech, Inc.*	1,366	4,371

		8,788,705

Technology Hardware, Storage & Peripherals (0.2%)
AstroNova, Inc.*	1,212	10,484
CompoSecure, Inc., Class A*	10,748	207,221
CPI Card Group, Inc.*	1,074	15,766
Eastman Kodak Co.*	9,064	76,681
Foxx Development Holdings, Inc. (x)*	406	1,884
Immersion Corp.	5,130	34,884
One Stop Systems, Inc.*	3,820	27,428
Quantum Corp. (x)*	1,942	12,526
TransAct Technologies, Inc.*	1,793	7,172
Turtle Beach Corp.*	2,985	41,880

		435,926

Total Information Technology		28,812,292

Materials (1.9%)
Chemicals (0.3%)
AdvanSix, Inc.	4,858	84,043
American Vanguard Corp.*	5,009	19,134
Arq, Inc.*	5,884	19,241
ASP Isotopes, Inc. (x)*	17,307	92,592
Aspen Aerogels, Inc.*	12,791	36,199
Core Molding Technologies, Inc.*	1,526	30,596
Flexible Solutions International, Inc. (x)	1,320	8,877
Flotek Industries, Inc. (x)*	2,760	47,555
Intrepid Potash, Inc.*	2,003	55,543
Koppers Holdings, Inc.	3,506	94,943
Northern Technologies International Corp.	1,548	12,121
Rayonier Advanced Materials, Inc.*	12,060	71,033
Solesence, Inc.*	3,821	6,095
Trinseo plc (x)	6,822	3,391
Valhi, Inc.	444	5,350

		586,713

Construction Materials (0.0%)†
Smith-Midland Corp.*	522	18,969

Containers & Packaging (0.1%)
Myers Industries, Inc.	6,944	129,992
Ranpak Holdings Corp., Class A*	8,807	47,646

		177,638

Metals & Mining (1.4%)
5E Advanced Materials, Inc. (x)*	887	2,705
American Battery Technology Co. (x)*	21,210	70,842

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
American Infrastructure Corp. (r)(x)*	1,723	$—
Ampco-Pittsburgh Corp.*	3,301	17,594
Ascent Industries Co.*	1,447	23,427
Caledonia Mining Corp. plc	3,113	81,467
Contango ORE, Inc.*	2,080	54,933
Critical Metals Corp. (x)*	8,497	58,969
Dakota Gold Corp.*	16,749	95,134
Ferroglobe plc	22,559	104,674
Friedman Industries, Inc.	1,305	26,740
Hycroft Mining Holding Corp., Class A*	10,358	246,210
Idaho Strategic Resources, Inc. (x)*	2,687	108,286
Ivanhoe Electric, Inc.*	19,982	319,312
Lifezone Metals Ltd. (x)*	5,300	22,631
Metallus, Inc.*	6,835	117,289
NioCorp Developments Ltd.*	20,107	106,567
Olympic Steel, Inc.	1,826	78,126
Perpetua Resources Corp.*	15,948	386,101
Ramaco Resources, Inc., Class A*	7,760	139,680
ReElement Technologies Corp. (x)*	3,055	—
SunCoke Energy, Inc.	15,936	114,739
Tredegar Corp.*	4,906	35,225
United States Antimony Corp. (x)*	22,312	112,006
US Gold Corp. (x)*	2,229	43,265
US Goldmining, Inc.*	339	2,990
Vox Royalty Corp.	11,134	52,775

		2,421,687

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	2,890	50,286
Magnera Corp.*	5,989	90,673

		140,959

Total Materials		3,345,966

Real Estate (1.3%)
Diversified REITs (0.2%)
Alpine Income Property Trust, Inc. (REIT)	2,476	41,399
CTO Realty Growth, Inc. (REIT)	5,877	108,195
Gladstone Commercial Corp. (REIT)	8,667	92,477
Modiv Industrial, Inc. (REIT), Class C (x)	1,829	26,319
NexPoint Diversified Real Estate Trust (REIT)	6,847	26,224

		294,614

Health Care REITs (0.2%)
Diversified Healthcare Trust (REIT)	41,204	199,839
Global Medical REIT, Inc. (REIT)	2,383	80,403
Strawberry Fields REIT, Inc. (REIT)	1,309	17,148
Universal Health Realty Income Trust (REIT)	2,410	94,496

		391,886

Hotel & Resort REITs (0.0%)†
Ashford Hospitality Trust, Inc. (REIT)*	1,110	4,729
Braemar Hotels & Resorts, Inc. (REIT) (x)	10,348	29,699
Chatham Lodging Trust (REIT)	8,636	58,811

		93,239

Industrial REITs (0.2%)
Industrial Logistics Properties Trust (REIT)	9,883	54,752
One Liberty Properties, Inc. (REIT)	3,371	68,398
Plymouth Industrial REIT, Inc. (REIT)	7,882	172,458

		295,608

Office REITs (0.2%)
City Office REIT, Inc. (REIT)	7,289	50,950
Franklin Street Properties Corp. (REIT)	14,588	13,797
NET Lease Office Properties (REIT)	2,747	70,845
Orion Properties, Inc. (REIT)	10,138	22,912
Peakstone Realty Trust (REIT)	6,885	98,800
Postal Realty Trust, Inc. (REIT), Class A	4,386	70,790

		328,094

Real Estate Management & Development (0.2%)
American Realty Investors, Inc.*	258	4,143
AMREP Corp.*	607	11,412
Comstock Holding Cos., Inc., Class A*	614	7,135
Douglas Elliman, Inc.*	13,338	31,611
FRP Holdings, Inc.*	2,146	48,907
JW Mays, Inc.*	69	2,756
Linkhome Holdings, Inc. (x)*	289	2,208
Logistic Properties of The Americas(x)*	574	1,567
Maui Land & Pineapple Co., Inc.*	1,388	23,513
Offerpad Solutions, Inc. (x)*	4,574	5,535
RE/MAX Holdings, Inc., Class A*	3,393	25,753
Real Brokerage, Inc. (The)*	24,651	89,976
Seaport Entertainment Group, Inc. (x)*	1,372	27,124
Star Holdings*	2,704	22,254
Stratus Properties, Inc.*	1,246	30,128
Tejon Ranch Co.*	3,912	61,692
Transcontinental Realty Investors, Inc.*	371	21,748

		417,462

Residential REITs (0.0%)†
Bluerock Homes Trust, Inc. (REIT)	674	7,192
BRT Apartments Corp. (REIT)	2,139	31,443
Clipper Realty, Inc. (REIT)	2,954	11,284

		49,919

Retail REITs (0.2%)
CBL & Associates Properties, Inc. (REIT)	3,412	126,244
FrontView REIT, Inc. (REIT) (x)	3,869	57,106
Whitestone REIT (REIT)	8,409	116,801

		300,151

Specialized REITs (0.1%)
Farmland Partners, Inc. (REIT)	7,207	69,836
Gladstone Land Corp. (REIT) (x)	6,350	58,102
Global Self Storage, Inc. (REIT)	2,068	10,547

		138,485

Total Real Estate		2,309,458

Utilities (0.4%)
Electric Utilities (0.0%)†
Genie Energy Ltd., Class B	3,919	54,004

Gas Utilities (0.0%)†
RGC Resources, Inc.	1,588	33,824

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.1%)
Hallador Energy Co.*	5,837	$111,137
Spruce Power Holding Corp. (x)*	3,458	17,601

		128,738

Multi-Utilities (0.1%)
Unitil Corp.	3,277	158,738

Water Utilities (0.2%)
Cadiz, Inc.*	10,358	58,108
Consolidated Water Co. Ltd.	2,846	100,435
Global Water Resources, Inc.	2,598	21,953
Pure Cycle Corp.*	3,879	42,630
York Water Co. (The)	2,722	86,669

		309,795

Total Utilities		685,099

Total Common Stocks (99.0%) (Cost $137,813,938)		174,971,004

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	1,755	—
Icosavax, Inc., CVR *	4,644	1,392
Ikena Oncology Securities Corp., CVR (r)*	6,638	—
Sanofi Aatd, Inc., CVR (r)*	5,676	2,756
Vigil Neuroscience, Inc., CVR (r)*	5,880	221

		4,369

Health Care Equipment & Supplies (0.0%)†
Monogram Technologies, Inc., CVR (r)*	2,887	4,244

Total Rights (0.0%)† (Cost $8,300)		8,613

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (5.0%)
BlackRock Liquidity FedFund, Institutional Shares 3.65% (7 day yield) (xx)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.65% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	2,918,622	2,918,622

Total Investment Companies		8,918,622

Total Short-Term Investments (5.0%) (Cost $8,918,622)		8,918,622

Total Investments in Securities (104.0%) (Cost $146,740,860)		183,898,239
Other Assets Less Liabilities (-4.0%)		(7,038,117)

Net Assets (100%)		$176,860,122

*	Non-income producing.
†	Percent shown is less than 0.05%.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $24,705,862. This was collateralized by $16,511,331 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.750%, maturing 1/15/26 – 8/15/55 and by cash of $8,918,766 of which $8,918,622 was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Micro E-Mini Index	51	3/2026	USD	636,990	(15,776)

					(15,776)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$3,668,020	$—		$—		$3,668,020
Consumer Discretionary	10,582,899	6,267		—		10,589,166
Consumer Staples	3,801,049	—		—		3,801,049
Energy	6,129,127	—		—		6,129,127
Financials	23,053,257	—		—	(a)	23,053,257
Health Care	62,210,576	—		—	(a)	62,210,576
Industrials	30,366,994	—		—	(a)	30,366,994
Information Technology	28,812,292	—	(a)	—	(a)	28,812,292
Materials	3,345,966	—	(a)	—	(a)	3,345,966
Real Estate	2,309,458	—		—		2,309,458
Utilities	685,099	—		—		685,099
Rights
Health Care	—	1,392		7,221		8,613
Short-Term Investments
Investment Companies	8,918,622	—		—		8,918,622

Total Assets	$183,883,359	$7,659		$7,221		$183,898,239

Liabilities:
Futures	$(15,776)	$—		$—		$(15,776)

Total Liabilities	$(15,776)	$—		$—		$(15,776)

Total	$183,867,583	$7,659		$7,221		$183,882,463

(a)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(15,776	)*

Total		$(15,776)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$5,278	$5,278

Total	$5,278	$5,278

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$13,338	$13,338

Total	$13,338	$13,338

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$553,000

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$128,106,509
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$144,777,974

During the year ended December 31, 2025, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 2%)*	Net Proceeds of Sales and Redemptions (affiliated 8%)*	Net Realized Gain (Loss)
$2,727,741	$11,855,247	$4,969,977

* Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$55,551,271
Aggregate gross unrealized depreciation	(19,658,776)

Net unrealized appreciation	$35,892,495

Federal income tax cost of investments in securities and derivative instruments, if applicable	$147,989,968

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $146,740,860)	$183,898,239
Cash	1,998,590
Cash held as collateral at broker for futures	56,200
Dividends, interest and other receivables	62,755
Securities lending income receivable	28,022
Receivable for Portfolio shares sold	2,147
Other assets	617

Total assets	186,046,570

LIABILITIES
Payable for return of collateral on securities loaned	8,918,622
Investment management fees payable	116,605
Payable for Portfolio shares repurchased	62,594
Administrative fees payable	19,019
Due to broker for futures variation margin	5,321
Payable for securities purchased	2,805
Distribution fees payable – Class IB	2,234
Accrued expenses	59,248

Total liabilities	9,186,448

Commitments and contingent liabilities^
NET ASSETS	$176,860,122

Net assets were comprised of:
Paid in capital	$138,387,514
Total distributable earnings (loss)	38,472,608

Net assets	$176,860,122

Class IB
Net asset value, offering and redemption price per share, $10,664,599 / 886,675 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.03

Class K
Net asset value, offering and redemption price per share, $166,195,523 / 13,698,688 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.13

(x)	Includes value of securities on loan of $24,705,862.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $324 foreign withholding tax)	$1,158,679
Interest	91,232
Securities lending (net)	353,816

Total income	1,603,727

EXPENSES
Investment management fees	1,372,267
Administrative fees	201,479
Custodian fees	91,800
Professional fees	60,983
Printing and mailing expenses	23,369
Distribution fees – Class IB	22,824
Trustees’ fees	5,493
Miscellaneous	5,537

Gross expenses	1,783,752
Less: Waiver from investment manager	(307,285)

Net expenses	1,476,467

NET INVESTMENT INCOME (LOSS)	127,260

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	11,019,291
Futures contracts	5,278

Net realized gain (loss)	11,024,569

Change in unrealized appreciation (depreciation) on:
Investments in securities	14,961,762
Futures contracts	13,338

Net change in unrealized appreciation (depreciation)	14,975,100

NET REALIZED AND UNREALIZED GAIN (LOSS)	25,999,669

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,126,929

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$127,260	$96,752
Net realized gain (loss)	11,024,569	18,260,477
Net change in unrealized appreciation (depreciation)	14,975,100	11,255,881

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	26,126,929	29,613,110

Distributions to shareholders:
Class IB	(37,428)	(25,586)
Class K	(958,872)	(767,256)

Total distributions to shareholders	(996,300)	(792,842)

Tax return of capital:
Class IB	—	(457)
Class K	—	(13,700)

Total tax return of capital	—	(14,157)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 271,512 and 1,060,611 shares, respectively ]	2,937,494	9,594,898
Capital shares issued in reinvestment of dividends [ 3,018 and 2,441 shares, respectively ]	37,428	26,043
Capital shares repurchased [ (285,659) and (1,198,234) shares, respectively ]	(3,031,317)	(10,901,979)

Total Class IB transactions	(56,395)	(1,281,038)

Class K
Capital shares sold [ 449,350 and 1,750,219 shares, respectively ]	3,730,477	15,773,683
Capital shares issued in reinvestment of dividends [ 76,649 and 72,611 shares, respectively ]	958,872	780,956
Capital shares repurchased [ (2,053,673) and (2,192,922) shares, respectively ]	(21,450,668)	(20,596,188)

Total Class K transactions	(16,761,319)	(4,041,549)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(16,817,714)	(5,322,587)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,312,915	23,483,524
NET ASSETS:
Beginning of year	168,547,207	145,063,683

End of year	$176,860,122	$168,547,207

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.37	$8.66	$8.09	$11.27	$13.80

Income (loss) from investment operations†:
Net investment income (loss) (e)	(0.02)*	(0.02)	(0.01)	— #	(0.07)
Net realized and unrealized gain (loss)	1.72	1.76	0.63	(2.93)	1.51

Total from investment operations	1.70	1.74	0.62	(2.93)	1.44

Less distributions:
Dividends from net investment income	(0.04)	(0.03)	(0.05)	(0.01)	—
Distributions from net realized gains	—	—	—	(0.24)	(3.97)
Return of capital	—	— #	—	—	—

Total dividends and distributions	(0.04)	(0.03)	(0.05)	(0.25)	(3.97)

Net asset value, end of year	$12.03	$10.37	$8.66	$8.09	$11.27

Total return	16.42%	20.06%	7.62%	(26.00)%	10.96%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$10,665	$9,312	$8,945	$8,138	$11,220
Ratio of expenses to average net assets:
After waivers (f)	1.15%	1.15%	1.15%	1.15%	1.15%
Before waivers (f)	1.34%	1.38%	1.36%	1.34%	1.30%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.16)%	(0.18)%	(0.17)%	(0.02)%	(0.45)%
Before waivers (f)	(0.35)%	(0.41)%	(0.38)%	(0.21)%	(0.59)%
Portfolio turnover rate^	80%	90%	88%	78%	62%

Class K	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.46	$8.73	$8.16	$11.35	$13.85

Income (loss) from investment operations†:
Net investment income (loss) (e)	0.01	0.01	0.01	0.02	(0.04)
Net realized and unrealized gain (loss)	1.73	1.77	0.63	(2.93)	1.51

Total from investment operations	1.74	1.78	0.64	(2.91)	1.47

Less distributions:
Dividends from net investment income	(0.07)	(0.05)	(0.07)	(0.04)	— #
Distributions from net realized gains	—	—	—	(0.24)	(3.97)
Return of capital	—	— #	—	—	—

Total dividends and distributions	(0.07)	(0.05)	(0.07)	(0.28)	(3.97)

Net asset value, end of year	$12.13	$10.46	$8.73	$8.16	$11.35

Total return	16.61%	20.39%	7.82%	(25.71)%	11.13%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$166,196	$159,235	$136,119	$143,894	$194,975
Ratio of expenses to average net assets:
After waivers (f)	0.90%	0.90%	0.90%	0.90%	0.90%
Before waivers (f)	1.09%	1.13%	1.11%	1.09%	1.05%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.09%	0.08%	0.07%	0.23%	(0.23)%
Before waivers (f)	(0.10)%	(0.16)%	(0.13)%	0.04%	(0.38)%
Portfolio turnover rate^	80%	90%	88%	78%	62%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period may not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

*	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Food, Beverage & Tobacco (1.3%)
Agricultural Products & Services (1.3%)
Archer-Daniels-Midland Co.	5,227	$300,500
Bunge Global SA	1,524	135,758
Wilmar International Ltd.	20,944	50,185

		486,443

Total Food, Beverage & Tobacco		486,443

Energy (57.7%)
Coal & Consumable Fuels (1.2%)
Cameco Corp.	4,737	433,752

Integrated Oil & Gas (42.1%)
BP plc	171,174	998,617
Cenovus Energy, Inc. (x)	15,418	260,833
Chevron Corp.	20,974	3,196,647
Eni SpA (x)	22,253	422,089
Equinor ASA	8,346	196,230
Exxon Mobil Corp.	46,383	5,581,730
Galp Energia SGPS SA	4,540	78,057
Imperial Oil Ltd. (x)	1,892	163,457
Occidental Petroleum Corp.	8,033	330,317
OMV AG	1,602	89,465
Repsol SA	12,276	229,746
Shell plc	63,020	2,327,570
Suncor Energy, Inc.	13,154	583,834
TotalEnergies SE (Paris Stock Exchange)	21,606	1,411,506

		15,870,098

Oil & Gas Exploration & Production (14.4%)
Aker BP ASA	3,438	87,621
ARC Resources Ltd. (x)	6,326	118,680
Canadian Natural Resources Ltd.	22,725	769,724
ConocoPhillips	13,588	1,271,973
Coterra Energy, Inc.	8,303	218,535
Devon Energy Corp.	6,561	240,329
Diamondback Energy, Inc.	2,047	307,726
EOG Resources, Inc.	5,940	623,759
EQT Corp.	6,790	363,944
Expand Energy Corp.	2,591	285,943
Inpex Corp.	9,633	192,303
Santos Ltd.	35,336	145,498
Texas Pacific Land Corp.	639	183,534
Tourmaline Oil Corp.	4,000	179,433
Whitecap Resources, Inc. (x)	13,205	110,639
Woodside Energy Group Ltd.	20,683	325,608

		5,425,249

Total Energy		21,729,099

Materials (40.1%)
Aluminum (0.3%)
Norsk Hydro ASA	15,068	116,897

Copper (3.6%)
Antofagasta plc	4,291	189,659
First Quantum Minerals Ltd.*	7,715	206,850
Freeport-McMoRan, Inc.	15,621	793,390
Lundin Mining Corp.	7,452	160,165

		1,350,064

Diversified Metals & Mining (13.5%)
Anglo American plc	12,176	506,330
BHP Group Ltd.	55,257	1,677,478
Boliden AB*	3,092	173,030
Glencore plc	109,364	599,325
Ivanhoe Mines Ltd., Class A*	8,494	96,602
JX Advanced Metals Corp.	6,100	76,328
Lynas Rare Earths Ltd.*	9,856	81,823
Rio Tinto Ltd.	4,039	395,743
Rio Tinto plc	12,280	992,176
South32 Ltd.	48,956	116,308
Sumitomo Metal Mining Co. Ltd.	2,696	109,413
Teck Resources Ltd., Class B	4,975	238,175

		5,062,731

Fertilizers & Agricultural Chemicals (2.9%)
CF Industries Holdings, Inc.	1,762	136,273
Corteva, Inc.	7,388	495,217
ICL Group Ltd.	8,426	48,420
Nutrien Ltd. (x)	5,279	325,844
Yara International ASA	1,801	73,970

		1,079,724

Forest Products (0.2%)
Svenska Cellulosa AB SCA, Class B	6,610	88,023

Gold (14.3%)
Agnico Eagle Mines Ltd.	5,470	927,614
Alamos Gold, Inc., Class A	4,574	176,622
Barrick Mining Corp.	18,526	807,016
Endeavour Mining plc	2,101	109,657
Evolution Mining Ltd.	22,092	186,942
Franco-Nevada Corp.	2,097	434,678
Kinross Gold Corp.	13,191	371,545
Lundin Gold, Inc.	1,181	98,108
Newmont Corp.	11,951	1,193,307
Northern Star Resources Ltd.	14,788	263,792
Pan American Silver Corp.	4,592	238,073
Wheaton Precious Metals Corp.	4,939	580,640

		5,387,994

Paper Products (0.7%)
Holmen AB, Class B	766	29,487
Stora Enso OYJ, Class R (x)	6,337	79,723
UPM-Kymmene OYJ (x)	5,742	167,283

		276,493

Silver (0.3%)
Fresnillo plc	2,405	108,082

Steel (4.3%)
ArcelorMittal SA	5,103	234,424
Fortescue Ltd.	18,424	270,619
JFE Holdings, Inc. (x)	6,245	79,637
Nippon Steel Corp. (x)	52,605	215,538
Nucor Corp.	2,497	407,286
Reliance, Inc.	572	165,234
Steel Dynamics, Inc.	1,521	257,733

		1,630,471

Total Materials		15,100,479

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Total Common Stocks (99.1%) (Cost $25,894,100)		$37,316,021

SHORT-TERM INVESTMENTS:
Investment Companies (0.7%)
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	260,203	260,203

Total Short-Term Investments (0.7%) (Cost $260,203)		260,203

Total Investments in Securities (99.8%) (Cost $26,154,303)		37,576,224
Other Assets Less Liabilities (0.2%)		79,185

Net Assets (100%)		$37,655,409

*	Non-income producing.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $1,347,862. This was collateralized by $1,175,052 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.750%, maturing 1/15/26 – 8/15/55 and by cash of $260,203 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Country Diversification As a Percentage of Total Net Assets
Australia	13.4%
Austria	0.2
Brazil	1.7
Canada	16.6
Chile	0.9
China	0.1
Congo, the Democratic Republic of the	0.3
Finland	0.7
France	3.8
Israel	0.1
Italy	1.1
Ivory Coast	0.3
Japan	1.8
Luxembourg	0.6
Mexico	0.3
Norway	1.1
Portugal	0.2
South Africa	1.3
Spain	0.6
Sweden	0.8
United States	53.3
Zambia	0.6
Cash and Other	0.2

100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$436,258	$50,185	$—	$486,443
Energy	15,224,789	6,504,310	—	21,729,099
Materials	8,110,372	6,990,107	—	15,100,479
Short-Term Investments
Investment Companies	260,203	—	—	260,203

Total Assets	$24,031,622	$13,544,602	$—	$37,576,224

Total Liabilities	$—	$—	$—	$—

Total	$24,031,622	$13,544,602	$—	$37,576,224

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,822,891
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,936,593

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,648,168
Aggregate gross unrealized depreciation	(841,839)

Net unrealized appreciation	$10,806,329

Federal income tax cost of investments in securities and derivative instruments, if applicable	$26,769,895

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $26,154,303)	$37,576,224
Cash	227,687
Foreign cash (Cost $59,592)	60,126
Dividends, interest and other receivables	44,970
Receivable from investment manager	5,327
Receivable for Portfolio shares sold	5,054
Securities lending income receivable	860
Other assets	54,788

Total assets	37,975,036

LIABILITIES
Payable for return of collateral on securities loaned	260,203
Payable for Portfolio shares repurchased	9,234
Distribution fees payable – Class IB	6,318
Trustees’ fees payable	8
Accrued expenses	43,864

Total liabilities	319,627

Commitments and contingent liabilities^
NET ASSETS	$37,655,409

Net assets were comprised of:
Paid in capital	$31,520,882
Total distributable earnings (loss)	6,134,527

Net assets	$37,655,409

Class IB
Net asset value, offering and redemption price per share, $30,158,563 / 2,705,038 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.15

Class K
Net asset value, offering and redemption price per share, $7,496,846 / 671,881 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.16

(x)	Includes value of securities on loan of $1,347,862.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $52,111 foreign withholding tax)	$1,130,726
Interest	7,476
Securities lending (net)	2,614

Total income	1,140,816

EXPENSES
Investment management fees	163,694
Licensing fees	85,931
Professional fees	67,280
Distribution fees – Class IB	65,461
Custodian fees	52,500
Administrative fees	30,012
Printing and mailing expenses	17,519
Trustees’ fees	1,106
Miscellaneous	12,517

Gross expenses	496,020
Less: Waiver from investment manager	(193,706)
Reimbursement from investment manager	(23,877)

Net expenses	278,437

NET INVESTMENT INCOME (LOSS)	862,379

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(304,170)
Foreign currency transactions	6,174

Net realized gain (loss)	(297,996)

Change in unrealized appreciation (depreciation) on:
Investments in securities	7,715,133
Foreign currency translations	1,829

Net change in unrealized appreciation (depreciation)	7,716,962

NET REALIZED AND UNREALIZED GAIN (LOSS)	7,418,966

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,281,345

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$862,379	$926,262
Net realized gain (loss)	(297,996)	(127,980)
Net change in unrealized appreciation (depreciation)	7,716,962	(2,374,693)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,281,345	(1,576,411)

Distributions to shareholders:
Class IB	(770,792)	(730,203)
Class K	(207,884)	(198,266)

Total distributions to shareholders	(978,676)	(928,469)

Tax return of capital:
Class IB	—	(577)
Class K	—	(157)

Total tax return of capital	—	(734)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 632,885 and 418,881 shares, respectively ]	6,343,679	4,118,799
Capital shares issued in reinvestment of dividends [ 70,136 and 78,725 shares, respectively ]	770,792	730,780
Capital shares repurchased [ (633,032) and (695,865) shares, respectively ]	(6,335,321)	(6,910,298)

Total Class IB transactions	779,150	(2,060,719)

Class K
Capital shares sold [ 92,141 and 5,705 shares, respectively ]	870,525	56,912
Capital shares issued in reinvestment of dividends [ 18,898 and 21,368 shares, respectively ]	207,884	198,423
Capital shares repurchased [ (88,879) and (115,245) shares, respectively ]	(881,590)	(1,156,919)

Total Class K transactions	196,819	(901,584)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	975,969	(2,962,303)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,278,638	(5,467,917)
NET ASSETS:
Beginning of year	29,376,771	34,844,688

End of year	$37,655,409	$29,376,771

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$8.94		$9.76		$10.00		$7.81		$6.22

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26		0.27		0.30		0.36		0.29	(1)
Net realized and unrealized gain (loss)	2.24		(0.80)		(0.19)		2.17		1.57

Total from investment operations	2.50		(0.53)		0.11		2.53		1.86

Less distributions:
Dividends from net investment income	(0.29)		(0.29)		(0.35)		(0.34)		(0.27)
Return of capital	—		—	#	—		—		—

Total dividends and distributions	(0.29)		(0.29)		(0.35)		(0.34)		(0.27)

Net asset value, end of year	$11.15		$8.94		$9.76		$10.00		$7.81

Total return	28.04%		(5.56)%		1.17%		32.35%		30.04%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$30,159		$23,564		$27,642		$33,318		$14,009
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.90	%(j)	0.90	%(j)	0.90	%(j)	0.90	%(j)	0.92	%(g)
Before waivers and reimbursements (f)	1.56%		1.51%		1.28%		1.33%		1.56	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	2.58%		2.72%		3.08%		3.79%		3.89	%(aa)
Before waivers and reimbursements (f)	1.92%		2.11%		2.69%		3.37%		3.25	%(aa)
Portfolio turnover rate^	12%		4%		11%		15%		32%

Class K	Year Ended December 31,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$8.95		$9.76		$10.01		$7.81		$6.22

Income (loss) from investment operations:
Net investment income (loss) (e)	0.28		0.30		0.33		0.39		0.31	(1)
Net realized and unrealized gain (loss)	2.25		(0.80)		(0.20)		2.17		1.57

Total from investment operations	2.53		(0.50)		0.13		2.56		1.88

Less distributions:
Dividends from net investment income	(0.32)		(0.31)		(0.38)		(0.36)		(0.29)
Return of capital	—		—	#	—		—		—

Total dividends and distributions	(0.32)		(0.31)		(0.38)		(0.36)		(0.29)

Net asset value, end of year	$11.16		$8.95		$9.76		$10.01		$7.81

Total return	28.29%		(5.21)%		1.32%		32.79%		30.32%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$7,497		$5,813		$7,203		$8,514		$8,507
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.65	%(j)	0.65	%(j)	0.65	%(j)	0.65	%(j)	0.66	%(g)
Before waivers and reimbursements (f)	1.31%		1.26%		1.04%		1.07%		1.31	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	2.83%		2.98%		3.29%		4.15%		4.12	%(aa)
Before waivers and reimbursements (f)	2.16%		2.36%		2.91%		3.73%		3.48	%(aa)
Portfolio turnover rate^	12%		4%		11%		15%		32%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.27 and $0.29 for Class IB and Class K, respectively.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.02%.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.90% for Class IB and 0.65% for Class K.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.30% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (0.0%)†
Hotels, Resorts & Cruise Lines (0.0%)†
PPHE Hotel Group Ltd.	469	$11,354

Total Consumer Discretionary		11,354

Health Care (0.2%)
Health Care Facilities (0.2%)
Chartwell Retirement Residences	6,178	90,472

Total Health Care		90,472

Information Technology (0.3%)
Internet Services & Infrastructure (0.3%)
NEXTDC Ltd.*	12,995	108,663
SUNeVision Holdings Ltd. (x)	12,000	7,092

		115,755

Total Information Technology		115,755

Real Estate (98.0%)
Data Center REITs (7.0%)
DigiCo Infrastructure REIT (REIT) (x)	8,496	15,649
Digital Core REIT Management Pte. Ltd. (REIT)	17,420	8,884
Digital Realty Trust, Inc. (REIT)	7,025	1,086,838
Equinix, Inc. (REIT)	1,996	1,529,255
Keppel DC REIT (REIT)	39,573	69,270

		2,709,896

Diversified Real Estate Activities (5.8%)
Allreal Holding AG (Registered)	300	77,263
City Developments Ltd.	8,092	50,362
Heiwa Real Estate Co. Ltd.	790	11,267
Investis Holding SA(m)	40	7,297
Mitsubishi Estate Co. Ltd.	22,227	542,195
Mitsui Fudosan Co. Ltd.	53,305	605,909
New World Development Co. Ltd.*	27,996	26,152
Nomura Real Estate Holdings, Inc.	10,640	65,685
Peach Property Group AG*	889	7,059
Sumitomo Realty & Development Co. Ltd.	13,362	335,415
Sun Hung Kai Properties Ltd.	28,259	343,856
Tokyo Tatemono Co. Ltd.	3,952	89,465
UOL Group Ltd.	9,336	63,479

		2,225,404

Diversified REITs (7.1%)
Activia Properties, Inc. (REIT)	42	37,753
AEW UK REIT plc (REIT)(m)	2,497	3,628
Alexander & Baldwin, Inc. (REIT)	1,475	30,444
American Assets Trust, Inc. (REIT)	1,051	19,895
Argosy Property Ltd. (REIT)	15,372	11,019
Aspen Group Ltd. (REIT)	4,180	16,151
British Land Co. plc (The) (REIT)	19,841	107,995
Broadstone Net Lease, Inc. (REIT)	3,834	66,597
CapitaLand Integrated Commercial Trust (REIT)	120,887	224,770
Charter Hall Group (REIT)	9,577	156,265
Charter Hall Long Wale REIT (REIT)	13,855	37,724
Covivio SA (REIT)	1,099	73,166
Custodian Property Income REIT plc (REIT)	8,469	9,875
Daiwa House REIT Investment Corp. (REIT)	84	76,793
Essential Properties Realty Trust, Inc. (REIT)	4,015	119,085
Global Net Lease, Inc. (REIT)	4,005	34,443
GPT Group (The) (REIT)	39,177	141,705
Growthpoint Properties Australia Ltd. (REIT)	5,325	8,671
H&R REIT (REIT)	5,290	39,428
Hankyu Hanshin REIT, Inc. (REIT)	13	13,802
Heiwa Real Estate REIT, Inc. (REIT)	21	21,075
Hulic REIT, Inc. (REIT)	25	28,170
Icade (REIT)(x)	933	24,122
KDX Realty Investment Corp. (REIT)	76	85,345
Land Securities Group plc (REIT)	15,146	126,988
Mapletree Pan Asia Commercial Trust (REIT)	45,886	52,476
Merlin Properties SOCIMI SA (REIT)	7,688	112,304
Mirai Corp. (REIT)	36	11,583
MIRARTH Real Estate Investment Corp. (REIT)	17	10,147
Mirvac Group (REIT)	80,346	109,919
Mori Trust REIT, Inc. (REIT)	48	23,932
NIPPON REIT Investment Corp. (REIT)	33	20,815
Nomura Real Estate Master Fund, Inc. (REIT)	84	92,827
NTT UD REIT Investment Corp. (REIT)	26	23,304
OUE REIT (REIT)	45,363	12,705
Schroder REIT Ltd. (REIT)	9,045	6,620
Sekisui House REIT, Inc. (REIT)	78	44,816
Shaftesbury Capital plc (REIT)	29,962	58,561
SK REITs Co. Ltd. (REIT)	3,943	15,848
Star Asia Investment Corp. (REIT)	49	19,301
Stockland (REIT)	49,244	188,305
Stoneweg Europe Stapled Trust (REIT)	7,413	14,200
Stride Property Group (REIT)	9,798	7,785
Sunlight REIT (REIT)	19,781	5,973
Suntec REIT (REIT)	42,678	47,811
United Urban Investment Corp. (REIT)	62	72,434
WP Carey, Inc. (REIT)	4,425	284,793

		2,751,368

Health Care REITs (13.0%)
Aedifica SA (REIT)	972	77,105
Alexandria Real Estate Equities, Inc. (REIT)	3,502	171,388
American Healthcare REIT, Inc. (REIT)	3,417	160,804
Care Property Invest NV (REIT)	863	12,028
CareTrust REIT, Inc. (REIT)	4,543	164,275
Cofinimmo SA (REIT)	779	72,506
Health Care & Medical Investment Corp. (REIT)	7	5,260
Healthcare Realty Trust, Inc. (REIT), Class A	6,699	113,548
Healthpeak Properties, Inc. (REIT)	14,151	227,548
Life Science REIT plc (REIT)*	5,852	3,108
LTC Properties, Inc. (REIT)	919	31,595
Medical Properties Trust, Inc. (REIT)(x)	10,185	50,925
National Health Investors, Inc. (REIT)	950	72,552
Northwest Healthcare Properties REIT (REIT)	4,495	16,735
Omega Healthcare Investors, Inc. (REIT)	6,023	267,060
Parkway Life REIT (REIT)	8,800	27,932

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Primary Health Properties plc (REIT)	51,374	$67,795
Sabra Health Care REIT, Inc. (REIT)	4,805	91,007
Sila Realty Trust, Inc. (REIT)	1,124	26,201
Target Healthcare REIT plc (REIT)	12,682	16,684
Ventas, Inc. (REIT)	9,560	739,753
Vital Healthcare Property Trust (REIT)	9,044	10,388
Welltower, Inc. (REIT)	14,040	2,605,964

		5,032,161

Hotel & Resort REITs (2.1%)
Apple Hospitality REIT, Inc. (REIT)	4,526	53,633
CapitaLand Ascott Trust (REIT)	53,375	39,656
CDL Hospitality Trusts (REIT)	16,177	10,509
DiamondRock Hospitality Co. (REIT)	4,167	37,336
Far East Hospitality Trust (REIT)	19,469	9,239
Hoshino Resorts REIT, Inc. (REIT)	11	18,343
Host Hotels & Resorts, Inc. (REIT)	13,999	248,202
Invincible Investment Corp. (REIT) (x)	148	60,848
Japan Hotel REIT Investment Corp. (REIT)	99	51,699
Park Hotels & Resorts, Inc. (REIT) (x)	4,009	41,934
Pebblebrook Hotel Trust (REIT)	2,376	26,896
RLJ Lodging Trust (REIT)	2,775	20,674
Ryman Hospitality Properties, Inc. (REIT)	1,248	118,086
Sunstone Hotel Investors, Inc. (REIT)	3,676	32,863
Xenia Hotels & Resorts, Inc. (REIT)	1,920	27,149

		797,067

Industrial REITs (15.2%)
AIMS APAC REIT (REIT)	12,293	14,345
Americold Realty Trust, Inc. (REIT) (x)	5,821	74,858
ARGAN SA (REIT)	335	25,984
CapitaLand Ascendas REIT (REIT)	76,087	167,517
Centuria Industrial REIT (REIT) (x)	12,688	28,027
CRE Logistics REIT, Inc. (REIT)	12	12,916
Dexus Industria REIT (REIT)	6,490	11,651
Dream Industrial REIT (REIT)	5,818	53,324
EastGroup Properties, Inc. (REIT)	1,081	192,569
ESR Kendall Square REIT Co. Ltd. (REIT)	3,400	10,066
ESR-REIT (REIT)	11,524	24,296
First Industrial Realty Trust, Inc. (REIT)	2,613	149,647
Frasers Logistics & Commercial Trust (REIT)(m)	56,369	43,634
GLP J-REIT (REIT)	89	84,602
Goodman Group (REIT)	40,514	837,607
Goodman Property Trust (REIT)	19,693	22,280
Granite REIT (REIT)	1,231	73,283
Industrial & Infrastructure Fund Investment Corp. (REIT)	48	47,252
Innovative Industrial Properties, Inc. (REIT)	561	26,569
Japan Logistics Fund, Inc. (REIT)	52	34,558
LaSalle Logiport REIT (REIT)	33	33,413
Lineage, Inc. (REIT)	1,442	50,470
LondonMetric Property plc (REIT)	45,695	116,845
LXP Industrial Trust (REIT)	1,178	58,405
Mapletree Industrial Trust (REIT)	42,299	68,447
Mapletree Logistics Trust (REIT)	68,966	70,822
Mitsubishi Estate Logistics REIT Investment Corp. (REIT)(x)	27	22,908
Mitsui Fudosan Logistics Park, Inc. (REIT)	61	47,549
Montea NV (REIT)	425	36,561
Nippon Prologis REIT, Inc. (REIT)	147	87,183
Prologis, Inc. (REIT)	18,939	2,417,753
Rexford Industrial Realty, Inc. (REIT)	4,759	184,269
Segro plc (REIT)	27,539	267,421
SOSiLA Logistics REIT, Inc. (REIT)	13	10,482
STAG Industrial, Inc. (REIT)	3,811	140,092
Terreno Realty Corp. (REIT)	2,067	121,354
Tritax Big Box REIT plc (REIT)	49,851	102,273
Warehouses De Pauw CVA (REIT)	3,768	97,951

		5,869,183

Multi-Family Residential REITs (7.5%)
Advance Residence Investment Corp. (REIT)	53	57,994
Altarea SCA (REIT) (x)	130	16,744
Apartment Investment and Management Co. (REIT), Class A	2,668	15,848
AvalonBay Communities, Inc. (REIT)	2,903	526,343
Boardwalk REIT (REIT)	825	38,757
Camden Property Trust (REIT)	2,155	237,223
Canadian Apartment Properties REIT (REIT)	3,203	86,040
Centerspace (REIT)	340	22,685
Comforia Residential REIT, Inc. (REIT)	13	27,678
Daiwa Securities Living Investments Corp. (REIT)	39	28,409
Elme Communities (REIT)	1,778	30,937
Empiric Student Property plc (REIT)	13,571	14,250
Equity Residential (REIT)	7,732	487,425
Essex Property Trust, Inc. (REIT)	1,301	340,446
Home Invest Belgium SA (REIT)	197	4,255
Home REIT plc (REIT) (r)*	17,110	—
Independence Realty Trust, Inc. (REIT)	4,862	84,988
Ingenia Communities Group (REIT)	8,258	28,492
InterRent REIT (REIT)	2,733	26,264
Irish Residential Properties REIT plc (REIT)	10,367	11,428
Killam Apartment REIT (REIT)	2,447	29,238
Mid-America Apartment Communities, Inc. (REIT)	2,375	329,911
Mitsui Fudosan Accommodations Fund, Inc. (REIT)	48	41,185
NexPoint Residential Trust, Inc. (REIT)	454	13,665
Residential Secure Income plc (REIT) (m)	3,766	2,934
Samty Residential Investment Corp. (REIT)	7	5,206
Social Housing REIT plc (REIT) (m)	7,583	7,053
Starts Proceed Investment Corp. (REIT)	5	6,438
UDR, Inc. (REIT)	6,744	247,370
UNITE Group plc (The) (REIT) (x)	8,489	64,022
Veris Residential, Inc. (REIT)	1,525	22,692
Xior Student Housing NV (REIT) (m)	791	26,912

		2,882,832

Office REITs (4.8%)
Abacus Group (REIT)	8,528	6,886
Allied Properties REIT (REIT) (x)	2,580	25,132
BXP, Inc. (REIT)	3,233	218,163
Centuria Office REIT (REIT) (x)	10,104	7,754
Champion REIT (REIT)	36,814	12,062
Colonial SFL SOCIMI SA (REIT)	7,719	49,575
COPT Defense Properties (REIT)	2,303	64,024
Cousins Properties, Inc. (REIT)	3,407	87,833
Cromwell Property Group (REIT)	33,218	10,197
Daiwa Office Investment Corp. (REIT)	10	23,908
Derwent London plc (REIT)	2,170	50,867
Dexus (REIT)	21,520	99,524
Douglas Emmett, Inc. (REIT)	3,274	35,981
Easterly Government Properties, Inc. (REIT), Class A	858	18,181

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Empire State Realty Trust, Inc. (REIT), Class A	2,827	$18,432
Gecina SA (REIT)	1,044	99,257
Global One Real Estate Investment Corp. (REIT)	19	16,715
Great Portland Estates plc (REIT)	7,911	33,964
Helical plc (REIT)	2,147	5,458
Highwoods Properties, Inc. (REIT)	2,206	56,959
Ichigo Office REIT Investment Corp. (REIT)	18	11,181
Japan Excellent, Inc. (REIT)	22	20,927
Japan Prime Realty Investment Corp. (REIT) (x)	73	49,260
Japan Real Estate Investment Corp. (REIT)	137	114,487
JBG SMITH Properties (REIT)	1,209	20,565
JR Global REIT (REIT)	3,810	7,406
Keppel REIT (REIT)	61,238	46,450
Kilroy Realty Corp. (REIT)	2,395	89,501
Mori Hills REIT Investment Corp. (REIT)	28	26,634
Nippon Building Fund, Inc. (REIT) (x)	161	146,878
NSI NV (REIT)	310	7,060
One REIT, Inc. (REIT)	13	7,544
Orix JREIT, Inc. (REIT)	107	72,613
Piedmont Realty Trust, Inc. (REIT)	2,511	20,942
Precinct Properties Group (REIT)	34,250	23,663
Prosperity REIT (REIT)	26,999	4,961
Regional REIT Ltd. (REIT) (m)	2,555	3,678
Sankei Real Estate, Inc. (REIT)	8	5,307
Shinhan Alpha REIT Co. Ltd. (REIT)	2,350	9,119
SL Green Realty Corp. (REIT)	1,452	66,603
Tokyu REIT, Inc. (REIT)	17	22,476
Vornado Realty Trust (REIT)	3,680	122,471
Workspace Group plc (REIT)	2,662	14,317

		1,854,915

Other Specialized REITs (4.0%)
Arena REIT (REIT)	7,970	18,935
Charter Hall Social Infrastructure REIT (REIT)	6,752	13,878
EPR Properties (REIT)	1,523	75,998
Four Corners Property Trust, Inc. (REIT)	2,140	49,348
Gaming and Leisure Properties, Inc. (REIT)	5,543	247,717
Iron Mountain, Inc. (REIT)	5,990	496,871
Safehold, Inc. (REIT)	1,134	15,524
VICI Properties, Inc. (REIT), Class A	21,811	613,325

		1,531,596

Real Estate Development (0.5%)
Henderson Land Development Co. Ltd.	27,000	97,624
Lifestyle Communities Ltd.*	1,957	6,596
Sino Land Co. Ltd.	74,333	97,612

		201,832

Real Estate Operating Companies (7.4%)
Abrdn European Logistics Income plc (REIT) (m)	6,671	2,392
Amot Investments Ltd.	4,886	38,357
Aroundtown SA*	14,497	45,114
Atrium Ljungberg AB, Class B	4,677	16,874
Azrieli Group Ltd.	748	84,676
CA Immobilien Anlagen AG	618	16,356
CapitaLand Investment Ltd.	46,410	97,846
Castellum AB (x)	7,002	80,922
Catena AB	860	42,110
Cibus Nordic Real Estate AB publ (x)	1,573	25,108
Citycon OYJ*	1,586	7,429
Corem Property Group AB, Class B	16,244	7,668
Deutsche EuroShop AG (x)	208	4,605
Deutsche Wohnen SE	1,007	24,497
Dios Fastigheter AB	2,056	14,661
Entra ASA (m)	901	10,333
Fabege AB (x)	3,847	34,494
Fastighets AB Balder, Class B*	14,137	104,724
FastPartner AB, Class A	957	4,932
Grainger plc (REIT)	14,343	35,226
Grand City Properties SA*	1,393	16,109
Heba Fastighets AB, Class B	1,034	3,448
Hiag Immobilien Holding AG	86	12,877
Hongkong Land Holdings Ltd.	20,782	144,435
Hufvudstaden AB, Class A	2,069	27,867
Hulic Co. Ltd.	9,491	103,884
Hysan Development Co. Ltd.	12,280	29,822
Intea Fastigheter AB, Class B*	1,292	9,269
Intershop Holding AG	110	22,830
Kennedy-Wilson Holdings, Inc.	2,444	23,633
Kojamo OYJ (x)*	3,110	37,389
LEG Immobilien SE	1,545	113,026
Logistea AB, Class B	5,651	8,802
Melisron Ltd.	493	63,983
Mobimo Holding AG (Registered)	152	70,234
Neobo Fastigheter AB*	1,778	3,575
NP3 Fastigheter AB	642	18,061
Nyfosa AB	3,254	26,261
Pandox AB, Class B	2,161	47,649
Platzer Fastigheter Holding AB, Class B	1,281	10,366
PSP Swiss Property AG (Registered)	932	168,845
Public Property Invest A/S	3,118	7,207
Sagax AB, Class B	4,354	93,450
Samhallsbyggnadsbolaget i Norden AB*	19,520	9,817
Sirius Real Estate Ltd. (REIT)	30,216	39,223
Stendorren Fastigheter AB, Class B*	347	7,614
StorageVault Canada, Inc.	4,563	15,525
Sveafastigheter AB*	1,136	5,032
Swedish Logistic Property AB, Class B*	3,445	15,510
Swire Properties Ltd.	19,982	53,866
Swiss Prime Site AG (Registered)	1,553	241,547
TAG Immobilien AG	3,685	57,294
VGP NV (x)	274	31,717
Vonovia SE	14,548	419,556
Wallenstam AB, Class B(x)	6,727	30,235
Wharf Real Estate Investment Co. Ltd.	32,064	101,267
Wihlborgs Fastigheter AB	5,505	54,563

		2,844,112

Retail REITs (16.0%)
Acadia Realty Trust (REIT)	2,667	54,780
AEON REIT Investment Corp. (REIT)	35	30,679
Agree Realty Corp. (REIT)	2,309	166,317
Ascencio (REIT)	121	7,593
Brixmor Property Group, Inc. (REIT)	6,215	162,957
BWP Property Group Ltd. (REIT)	11,416	30,017
Carmila SA (REIT)	1,287	25,712
Charter Hall Retail REIT (REIT)	11,569	31,423
Choice Properties REIT (REIT) (x)	5,647	60,932

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Crombie REIT (REIT)	2,205	$24,531
Curbline Properties Corp. (REIT)	1,951	45,283
Eurocommercial Properties NV (REIT)	858	26,267
Federal Realty Investment Trust (REIT)	1,737	175,090
First Capital REIT (REIT)	4,325	59,555
Fortune REIT (REIT)	31,391	19,723
Frasers Centrepoint Trust (REIT)	26,098	47,307
Frontier Real Estate Investment Corp. (REIT)	50	29,686
Fukuoka REIT Corp. (REIT)	15	18,022
Getty Realty Corp. (REIT)	1,092	29,888
Hamborner REIT AG (REIT)	1,461	7,692
Hammerson plc (REIT)	10,429	46,391
HomeCo Daily Needs REIT (REIT) (m)	35,964	32,761
Immobiliare Grande Distribuzione SIIQ SpA (REIT)	1,109	4,522
InvenTrust Properties Corp. (REIT)	1,577	44,487
Japan Metropolitan Fund Invest (REIT)	137	108,540
Kimco Realty Corp. (REIT)	13,642	276,523
Kite Realty Group Trust (REIT)	4,396	105,372
Kiwi Property Group Ltd. (REIT)	29,122	17,689
Klepierre SA (REIT)	4,236	167,963
Lendlease Global Commercial REIT (REIT)	35,187	16,972
Link REIT (REIT)	52,837	235,851
LOTTE REIT Co. Ltd. (REIT)	3,050	8,384
Macerich Co. (The) (REIT)	5,133	94,755
Mercialys SA (REIT)	1,902	24,677
NETSTREIT Corp. (REIT) (x)	1,699	29,970
NewRiver REIT plc (REIT)	8,025	7,475
NNN REIT, Inc. (REIT)	3,817	151,268
Phillips Edison & Co., Inc. (REIT)	2,552	90,775
Primaris REIT (REIT)	2,408	27,351
Realty Income Corp. (REIT)	18,697	1,053,950
Regency Centers Corp. (REIT)	3,688	254,583
Region Group (REIT)	23,536	36,911
Retail Estates NV (REIT)	236	17,695
RioCan REIT (REIT)	6,061	82,577
Scentre Group (REIT)	106,316	297,990
Simon Property Group, Inc. (REIT)	6,615	1,224,503
SmartCentres REIT (REIT)	2,631	49,359
Starhill Global REIT (REIT)	28,759	13,312
Supermarket Income REIT plc (REIT)	25,098	27,572
Tanger, Inc. (REIT)	2,259	75,383
Unibail-Rodamco-Westfield (REIT)	2,483	270,676
Urban Edge Properties (REIT)	2,571	49,337
Vastned NV (REIT)*	165	6,030
Vicinity Ltd. (REIT)	78,332	133,824
Waypoint REIT Ltd. (REIT)	12,664	21,551
Wereldhave NV (REIT)	742	16,795

		6,177,228

Self-Storage REITs (4.6%)
Abacus Storage King (REIT) (x)	8,193	8,311
Big Yellow Group plc (REIT)	3,783	53,339
CubeSmart (REIT)	4,621	166,587
Extra Space Storage, Inc. (REIT)	4,301	560,076
National Storage Affiliates Trust (REIT)	1,438	40,566
National Storage REIT (REIT)	24,758	45,106
Public Storage (REIT)	3,225	836,887
Safestore Holdings plc (REIT)	4,342	43,076
Shurgard Self Storage Ltd. (REIT)	664	22,864

		1,776,812

Single-Family Residential REITs (3.0%)
American Homes 4 Rent (REIT), Class A	6,975	223,898
Equity LifeStyle Properties, Inc. (REIT)	3,922	237,712
Invitation Homes, Inc. (REIT)	12,490	347,097
Sun Communities, Inc. (REIT)	2,500	309,775
UMH Properties, Inc. (REIT)	1,623	25,822

		1,144,304

Total Real Estate		37,798,710

Total Common Stocks (98.5%) (Cost $35,264,051)		38,016,291

CLOSED END FUND:
Picton Property Income Ltd. (REIT)	10,632	10,620

Total Closed End Funds (0.0%)† (Cost $10,629)		10,620

EXCHANGE TRADED FUNDS (ETF):
Investment Funds (0.9%)
iShares U.S. Real Estate ETF (x)	2,041	191,629
Vanguard Global ex-U.S. Real Estate ETF	2,858	131,011

Total Exchange Traded Funds (0.9%) (Cost $320,864)		322,640

	Number of Rights	Value (Note 1)
RIGHTS:
Equity Real Estate Investment Trusts (REITs) (0.0%)†
Office REITs (0.0%)†
Keppel REIT, expiring 1/9/26 (Cost $–)*	11,163	130

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.1%)
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	417,143	417,143

Total Short-Term Investments (1.1%) (Cost $417,143)		417,143

Total Investments in Securities (100.5%) (Cost $35,922,530)		38,766,824
Other Assets Less Liabilities (-0.5%)		(184,152)

Net Assets (100%)		$38,582,672

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025, the market value or fair value, as applicable, of these securities amounted to $140,622 or 0.4% of net assets.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $726,899. This was collateralized by $347,625 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 1/15/26 – 8/15/55 and by cash of $417,143 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Closed End Fund	$—	$10,620	$—		$10,620
Common Stocks
Consumer Discretionary	—	11,354	—		11,354
Health Care	90,472	—	—		90,472
Information Technology	—	115,755	—		115,755
Real Estate	24,160,005	13,638,705	—	(a)	37,798,710
Exchange Traded Funds	322,640	—	—		322,640
Rights
Real Estate	—	130	—		130
Short-Term Investments
Investment Companies	417,143	—	—		417,143

Total Assets	$24,990,260	$13,776,564	$—		$38,766,824

Total Liabilities	$—	$—	$—		$—

Total	$24,990,260	$13,776,564	$—		$38,766,824

(a)	Value is zero.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$6,710,056
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,495,843

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,392,548
Aggregate gross unrealized depreciation	(5,125,640)

Net unrealized appreciation	$2,266,908

Federal income tax cost of investments in securities and derivative instruments, if applicable	$36,499,916

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $35,922,530)	$38,766,824
Cash	93,054
Foreign cash (Cost $33,900)	33,939
Dividends, interest and other receivables	160,748
Receivable for Portfolio shares sold	86,567
Securities lending income receivable	304
Other assets	1,554

Total assets	39,142,990

LIABILITIES
Payable for return of collateral on securities loaned	417,143
Payable for securities purchased	49,878
Payable for Portfolio shares repurchased	6,434
Distribution fees payable – Class IB	4,505
Administrative fees payable	2,927
Investment management fees payable	822
Accrued expenses	78,609

Total liabilities	560,318

Commitments and contingent liabilities^
NET ASSETS	$38,582,672

Net assets were comprised of:
Paid in capital	$37,004,386
Total distributable earnings (loss)	1,578,286

Net assets	$38,582,672

Class IB
Net asset value, offering and redemption price per share, $21,366,932 / 3,554,986 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.01

Class K
Net asset value, offering and redemption price per share, $17,215,740 / 2,843,894 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.05

(x)	Includes value of securities on loan of $726,899.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $53,740 foreign withholding tax)	$1,212,318
Interest	2,582
Securities lending (net)	3,273

Total income	1,218,173

EXPENSES
Investment management fees	181,383
Custodian fees	77,800
Professional fees	61,606
Distribution fees – Class IB	50,141
Administrative fees	32,827
Licensing fees	28,820
Printing and mailing expenses	17,668
Trustees’ fees	1,262
Miscellaneous	12,553

Gross expenses	464,060
Less: Waiver from investment manager	(178,069)

Net expenses	285,991

NET INVESTMENT INCOME (LOSS)	932,182

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(63,504)
Foreign currency transactions	2,401

Net realized gain (loss)	(61,103)

Change in unrealized appreciation (depreciation) on:
Investments in securities	2,477,924
Foreign currency translations	2,278

Net change in unrealized appreciation (depreciation)	2,480,202

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,419,099

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,351,281

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$932,182	$989,082
Net realized and unrealized gain (loss)	(61,103)	(389,455)
Net change in unrealized appreciation (depreciation)	2,480,202	(138,032)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,351,281	461,595

Distributions to shareholders:
Class IB	(581,879)	(561,787)
Class K	(505,371)	(508,231)

Total distributions to shareholders	(1,087,250)	(1,070,018)

Tax return of capital:
Class IB	(20,402)	(29,475)
Class K	(17,720)	(26,665)

Total tax return of capital	(38,122)	(56,140)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 708,591 and 554,263 shares, respectively ]	4,220,066	3,157,880
Capital shares issued in reinvestment of dividends [ 101,053 and 100,494 shares, respectively ]	602,281	591,262
Capital shares repurchased [ (555,507) and (745,157) shares, respectively ]	(3,279,269)	(4,315,985)

Total Class IB transactions	1,543,078	(566,843)

Class K
Capital shares sold [ 359,821 and 127,872 shares, respectively ]	2,158,681	728,052
Capital shares issued in reinvestment of dividends [ 87,182 and 90,324 shares, respectively ]	523,091	534,896
Capital shares repurchased [ (331,777) and (436,888) shares, respectively ]	(1,983,577)	(2,603,067)

Total Class K transactions	698,195	(1,340,119)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,241,273	(1,906,962)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,467,182	(2,571,525)
NET ASSETS:
Beginning of year	34,115,490	36,687,015

End of year	$38,582,672	$34,115,490

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$5.64	$5.77	$5.42	$7.24	$10.40

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	0.15	0.17	0.15	0.22	(aa)
Net realized and unrealized gain (loss)	0.39	(0.10)	0.34	(1.96)	2.28

Total from investment operations	0.54	0.05	0.51	(1.81)	2.50

Less distributions:
Dividends from net investment income	(0.16)	(0.17)	(0.16)	(0.01)	(0.41)
Distributions from net realized gains	—	—	—	— #	(2.42)
Return of capital	(0.01)	(0.01)	—	—	(2.83)

Total dividends and distributions	(0.17)	(0.18)	(0.16)	(0.01)	(5.66)

Net asset value, end of year	$6.01	$5.64	$5.77	$5.42	$7.24

Total return	9.67%	0.83%	9.46%	(24.99)%	25.80%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$21,367	$18,618	$19,568	$16,950	$19,746
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.90%	0.90%	0.90%	0.90%	0.90	%(g)
Before waivers and reimbursements (f)	1.39%	1.42%	1.27%	1.57%	1.23	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	2.46%	2.65%	3.07%	2.40%	1.96	%(bb)
Before waivers and reimbursements (f)	1.97%	2.13%	2.70%	1.73%	1.62	%(bb)
Portfolio turnover rate^	12%	19%	14%	25%	25%

Class K	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$5.68	$5.81	$5.45	$7.29	$10.43

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16	0.17	0.18	0.16	0.25	(aa)
Net realized and unrealized gain (loss)	0.40	(0.10)	0.35	(1.97)	2.29

Total from investment operations	0.56	0.07	0.53	(1.81)	2.54

Less distributions:
Dividends from net investment income	(0.18)	(0.19)	(0.17)	(0.03)	(0.43)
Distributions from net realized gains	—	—	—	— #	(2.42)
Return of capital	(0.01)	(0.01)	—	—	(2.83)

Total dividends and distributions	(0.19)	(0.20)	(0.17)	(0.03)	(5.68)

Net asset value, end of year	$6.05	$5.68	$5.81	$5.45	$7.29

Total return	9.87%	1.07%	9.84%	(24.89)%	26.17%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$17,216	$15,497	$17,119	$16,811	$21,582
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.65%	0.65%	0.65%	0.65%	0.65	%(g)
Before waivers and reimbursements (f)	1.14%	1.17%	1.02%	1.32%	0.98	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	2.70%	2.89%	3.30%	2.63%	2.18	%(bb)
Before waivers and reimbursements (f)	2.21%	2.38%	2.92%	1.97%	2.18	%(bb)
Portfolio turnover rate^	12%	19%	14%	25%	25%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.18 and $0.20 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.41% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.3%)
Diversified Telecommunication Services (0.2%)
ATN International, Inc.	1,524	$34,747
Bandwidth, Inc., Class A*	3,316	51,232
IDT Corp., Class B	604	30,931
Liberty Latin America Ltd., Class A*	2,960	21,875
Liberty Latin America Ltd., Class C*	20,105	149,983
Lumen Technologies, Inc.*	16,352	127,055
Shenandoah Telecommunications Co.	7,242	83,718
Uniti Group, Inc.	24,342	170,637

		670,178

Entertainment (1.9%)
AMC Entertainment Holdings, Inc., Class A(x)*	74,746	116,604
Eventbrite, Inc., Class A*	11,703	52,078
Gaia, Inc., Class A*	2,389	8,672
IG Port, Inc.(x)	40,200	336,198
Lionsgate Studios Corp.*	30,213	275,845
Live Nation Entertainment, Inc.*	30,800	4,389,000
Madison Square Garden Entertainment Corp., Class A*	7,000	377,230
Madison Square Garden Sports Corp.*	2,200	569,030
Marcus Corp. (The)	3,472	53,851
Playstudios, Inc.*	14,346	9,347
Playtika Holding Corp.	6,893	27,227
Reservoir Media, Inc. (x)*	2,732	20,681
Sphere Entertainment Co. (x)*	11,128	1,058,050
Starz Entertainment Corp.	1,526	17,854
Toei Animation Co. Ltd. (x)	11,200	194,842
Vivid Seats, Inc., Class A*	177	1,276

		7,507,785

Interactive Media & Services (0.2%)
Angi, Inc., Class A*	5,262	68,038
Bumble, Inc., Class A*	8,967	32,012
Cars.com, Inc.*	7,866	95,965
Getty Images Holdings, Inc. (x)*	17,132	22,957
Nextdoor Holdings, Inc.*	33,368	70,073
Rumble, Inc. (x)*	11,666	73,729
Shutterstock, Inc.	3,482	66,506
Teads Holding Co. (x)*	5,890	4,146
TripAdvisor, Inc. (x)*	8,859	128,987
TrueCar, Inc.*	11,802	26,673
Webtoon Entertainment, Inc. (x)*	2,837	36,966
Ziff Davis, Inc.*	5,942	208,861

		834,913

Media (0.9%)
Advantage Solutions, Inc.*	14,374	12,649
AMC Networks, Inc., Class A*	4,640	44,173
Boston Omaha Corp., Class A (x)*	2,817	34,846
Cable One, Inc.	746	84,186
EchoStar Corp., Class A (x)*	19,958	2,169,435
Entravision Communications Corp., Class A	7,700	22,561
EW Scripps Co. (The), Class A*	9,417	37,574
Gray Media, Inc.	13,065	63,235
iHeartMedia, Inc., Class A*	17,953	74,684
John Wiley & Sons, Inc., Class A	417	12,773
National CineMedia, Inc.	10,531	40,965
Newsmax, Inc., Class B (x)*	6,813	52,664
Nexxen International Ltd. (x)*	5,273	34,485
Optimum Communications, Inc., Class A*	32,966	54,394
PubMatic, Inc., Class A*	5,349	47,446
Scholastic Corp.	2,953	87,497
Sinclair, Inc.	5,566	85,160
TechTarget, Inc.*	3,730	20,142
TEGNA, Inc.	23,631	458,678
USA TODAY Co., Inc.(x)*	2,079	10,707

		3,448,254

Wireless Telecommunication Services (0.1%)
Spok Holdings, Inc.	3,054	40,282
Telephone and Data Systems, Inc.	14,585	597,985

		638,267

Total Communication Services		13,099,397

Consumer Discretionary (14.6%)
Automobile Components (0.9%)
Adient plc*	11,956	229,196
American Axle & Manufacturing Holdings, Inc. (x)*	17,696	113,431
Cooper-Standard Holdings, Inc.*	2,450	80,433
Dana, Inc.	17,351	412,260
Dorman Products, Inc.*	1,800	221,742
Fox Factory Holding Corp.*	4,500	76,995
Garrett Motion, Inc.	23,379	407,496
Gentherm, Inc.*	4,451	161,883
Goodyear Tire & Rubber Co. (The)*	40,480	354,605
Holley, Inc.*	10,932	45,149
LCI Industries	3,116	378,095
Motorcar Parts of America, Inc.*	2,096	25,865
Phinia, Inc.	5,603	351,252
Solid Power, Inc.*	20,799	88,396
Standard Motor Products, Inc.	3,183	117,294
Strattec Security Corp.*	562	42,791
Visteon Corp.	4,021	382,397

		3,489,280

Automobiles (0.0%)†
Faraday Future Intelligent Electric, Inc., Class A (x)*	19,393	19,781
Winnebago Industries, Inc.	3,937	159,527

		179,308

Broadline Retail (0.1%)
Kohl’s Corp.	15,924	325,009
Savers Value Village, Inc.*	563	5,258

		330,267

Distributors (0.1%)
GigaCloud Technology, Inc., Class A*	3,559	139,798
Gold.com, Inc.	2,757	93,876
Weyco Group, Inc.	892	27,286

		260,960

Diversified Consumer Services (0.4%)
American Public Education, Inc.*	215	8,127
European Wax Center, Inc., Class A*	357	1,285
Graham Holdings Co., Class B	472	518,539

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Laureate Education, Inc.*	12,223	$411,549
Matthews International Corp., Class A (x)	4,335	113,230
McGraw Hill, Inc.*	1,221	20,147
Mister Car Wash, Inc.*	1,881	10,458
Perdoceo Education Corp.	9,596	281,451
Phoenix Education Partners, Inc.*	184	5,575
Strategic Education, Inc.	3,400	272,680

		1,643,041

Hotels, Restaurants & Leisure (0.9%)
Biglari Holdings, Inc., Class B*	112	37,232
BJ’s Restaurants, Inc.*	1,088	42,867
Black Rock Coffee Bar, Inc., Class A*	295	6,564
Bloomin’ Brands, Inc.	5,208	32,133
Brightstar Lottery plc	15,398	238,361
Carnival Corp.*	32,000	977,280
Cracker Barrel Old Country Store, Inc. (x)	2,394	60,808
Denny’s Corp.*	7,241	45,039
Dine Brands Global, Inc. (x)	1,930	62,030
El Pollo Loco Holdings, Inc.*	3,793	39,675
Global Business Travel Group I (x)*	2,174	16,631
Golden Entertainment, Inc.	2,926	79,558
Jack in the Box, Inc. (x)	460	8,717
Krispy Kreme, Inc. (x)	10,768	43,287
Marriott Vacations Worldwide Corp. (x)	4,115	237,394
Nathan’s Famous, Inc.	18	1,684
Navan, Inc., Class A*	997	17,029
Papa John’s International, Inc.	4,371	168,240
Portillo’s, Inc., Class A (x)*	9,043	41,055
Pursuit Attractions and Hospitality, Inc.*	3,024	101,848
RCI Hospitality Holdings, Inc. (x)	331	7,891
Red Rock Resorts, Inc., Class A	3,232	200,223
Sabre Corp.*	40,177	54,641
Serve Robotics, Inc. (x)*	839	8,709
Six Flags Entertainment Corp. (x)*	2,723	41,771
Target Hospitality Corp.*	5,167	41,388
United Parks & Resorts, Inc. (x)*	170	6,171
Wendy’s Co. (The) (x)	144,000	1,199,520

		3,817,746

Household Durables (1.5%)
Bassett Furniture Industries, Inc.	1,148	19,240
Beazer Homes USA, Inc.*	3,904	79,134
Century Communities, Inc.	3,793	225,114
Cricut, Inc., Class A	7,755	38,387
Dream Finders Homes, Inc., Class A*	3,386	57,901
Ethan Allen Interiors, Inc.	3,290	75,144
Flexsteel Industries, Inc.	540	21,325
Green Brick Partners, Inc.*	3,006	188,356
Hamilton Beach Brands Holding Co., Class A	1,260	20,727
Helen of Troy Ltd.*	3,388	71,995
Hovnanian Enterprises, Inc., Class A*	744	72,570
KB Home	9,305	524,895
La-Z-Boy, Inc.	6,142	228,912
Legacy Housing Corp.*	1,378	26,899
Leggett & Platt, Inc.	19,575	215,325
LGI Homes, Inc.*	3,045	130,813
Lovesac Co. (The)*	826	12,183
M/I Homes, Inc.*	3,843	491,712
Meritage Homes Corp.	10,137	667,015
Sonos, Inc.*	1,416	24,865
Taylor Morrison Home Corp., Class A*	14,100	830,067
Traeger, Inc.*	5,050	5,454
Tri Pointe Homes, Inc.*	60,433	1,901,826

		5,929,859

Leisure Products (0.3%)
American Outdoor Brands, Inc.*	1,982	15,321
Clarus Corp.	3,731	12,499
Escalade, Inc.	1,476	19,911
Funko, Inc., Class A*	5,600	19,040
JAKKS Pacific, Inc.	1,464	24,712
Johnson Outdoors, Inc., Class A	786	33,366
Latham Group, Inc.*	1,110	7,049
Malibu Boats, Inc., Class A*	2,835	79,975
Marine Products Corp.	628	5,501
MasterCraft Boat Holdings, Inc.*	2,432	45,989
Peloton Interactive, Inc., Class A*	37,439	230,624
Polaris, Inc.	7,816	494,362
Smith & Wesson Brands, Inc.	6,374	62,912
Sturm Ruger & Co., Inc.	1,291	42,151
Topgolf Callaway Brands Corp.*	19,468	227,192

		1,320,604

Specialty Retail (10.0%)
1-800-Flowers.com, Inc., Class A (x)*	3,413	13,413
Academy Sports & Outdoors, Inc.	9,727	485,961
Advance Auto Parts, Inc. (x)	8,898	349,691
American Eagle Outfitters, Inc.	23,458	618,587
America’s Car-Mart, Inc. (x)*	1,018	25,715
Arko Corp.	10,228	46,435
Asbury Automotive Group, Inc.*	2,849	662,478
AutoNation, Inc.*	93,600	19,326,528
BARK, Inc. (x)*	7,089	4,271
Barnes & Noble Education, Inc. (x)*	2,347	21,569
Bed Bath & Beyond, Inc.*	9,865	53,863
Buckle, Inc. (The)	310	16,560
Caleres, Inc.	4,839	58,891
Citi Trends, Inc.*	678	28,178
Designer Brands, Inc., Class A (x)	5,024	37,328
EVgo, Inc., Class A*	15,945	46,400
Genesco, Inc.*	1,369	33,910
Group 1 Automotive, Inc.	1,015	399,200
Haverty Furniture Cos., Inc.	1,964	45,879
J Jill, Inc.	1,156	15,860
Lands’ End, Inc.*	1,303	18,920
MarineMax, Inc.*	2,728	66,099
Monro, Inc.	4,463	89,439
National Vision Holdings, Inc.*	11,551	298,247
OneWater Marine, Inc., Class A (x)*	1,747	18,903
Outdoor Holding Co. (x)*	13,565	23,196
Penske Automotive Group, Inc.	93,600	14,815,944
Petco Health & Wellness Co., Inc., Class A (x)*	11,581	32,543
RealReal, Inc. (The)*	11,168	176,231
Sally Beauty Holdings, Inc.*	14,526	207,141
Shoe Carnival, Inc.	2,840	47,939
Signet Jewelers Ltd.	5,864	486,008

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Sleep Number Corp. (x)*	2,833	$23,967
Sonic Automotive, Inc., Class A	1,459	90,254
Stitch Fix, Inc., Class A*	15,418	80,944
Torrid Holdings, Inc. (x)*	3,575	3,498
Upbound Group, Inc.	4,875	85,605
Urban Outfitters, Inc.*	5,840	439,518
Victoria’s Secret & Co.*	7,289	394,845
Winmark Corp.	434	175,744
Zumiez, Inc.*	1,903	49,573

		39,915,275

Textiles, Apparel & Luxury Goods (0.4%)
Capri Holdings Ltd.*	17,231	420,436
Carter’s, Inc.	5,188	168,247
G-III Apparel Group Ltd.	5,270	152,619
Kontoor Brands, Inc.	1,515	92,551
Lakeland Industries, Inc. (x)	1,363	12,049
Movado Group, Inc.	14,218	293,175
Oxford Industries, Inc. (x)	2,148	73,462
Rocky Brands, Inc.	1,133	33,231
Steven Madden Ltd.	9,693	403,617
Superior Group of Cos., Inc.	1,831	17,724

		1,667,111

Total Consumer Discretionary		58,553,451

Consumer Staples (2.3%)
Beverages (0.0%)†
Crimson Wine Group Ltd.*	25,200	123,480
MGP Ingredients, Inc.	2,018	49,038

		172,518

Consumer Staples Distribution & Retail (0.3%)
Andersons, Inc. (The)	4,874	259,151
Grocery Outlet Holding Corp. (x)*	13,698	138,350
HF Foods Group, Inc.*	6,494	13,962
Ingles Markets, Inc., Class A	2,159	147,999
United Natural Foods, Inc.*	8,873	298,754
Village Super Market, Inc., Class A	1,433	50,721
Weis Markets, Inc.	1,981	126,962

		1,035,899

Food Products (0.3%)
Alico, Inc.	699	25,430
B&G Foods, Inc. (x)	11,074	47,618
Beyond Meat, Inc. (x)*	49,832	40,862
Calavo Growers, Inc.	312	6,786
Dole plc	12,001	179,895
Fresh Del Monte Produce, Inc.	4,900	174,587
Hain Celestial Group, Inc. (The)*	14,304	15,305
John B Sanfilippo & Son, Inc.	463	32,688
Limoneira Co.	2,499	31,550
Mission Produce, Inc.*	6,181	71,700
Seneca Foods Corp., Class A*	687	76,003
Simply Good Foods Co. (The)*	4,794	96,263
TreeHouse Foods, Inc.*	7,444	175,604
Utz Brands, Inc.	10,471	108,689

		1,082,980

Household Products (0.1%)
Central Garden & Pet Co.*	1,643	52,822
Central Garden & Pet Co., Class A*	7,065	206,227
Energizer Holdings, Inc.	1,947	38,726
Oil-Dri Corp. of America	353	17,276
Spectrum Brands Holdings, Inc.	3,424	202,290

		517,341

Personal Care Products (1.6%)
Beauty Health Co. (The)*	3,066	4,262
Edgewell Personal Care Co.	6,711	114,423
Herbalife Ltd.*	3,897	50,232
Honest Co., Inc. (The) (x)*	7,868	20,300
Interparfums, Inc.	69,800	5,921,134
Medifast, Inc. (x)*	1,745	18,637
Nature’s Sunshine Products, Inc.*	1,773	38,261
Nu Skin Enterprises, Inc., Class A	7,141	68,696
Olaplex Holdings, Inc.*	22,527	30,186
USANA Health Sciences, Inc.*	1,532	30,073
Waldencast plc, Class A (x)*	6,440	12,107

		6,308,311

Tobacco (0.0%)†
Turning Point Brands, Inc.	259	28,076
Universal Corp.	3,502	184,730

		212,806

Total Consumer Staples		9,329,855

Energy (14.4%)
Energy Equipment & Services (2.7%)
Atlas Energy Solutions, Inc. (x)	3,501	32,979
Borr Drilling Ltd. (x)	38,702	155,969
Bristow Group, Inc., Class A*	4,242	155,342
Core Laboratories, Inc.	6,743	108,090
DMC Global, Inc.*	2,267	15,166
Expro Group Holdings NV*	13,135	175,352
Flowco Holdings, Inc., Class A	1,011	18,946
Forum Energy Technologies, Inc.*	1,466	54,169
Helix Energy Solutions Group, Inc.*	15,362	96,320
Helmerich & Payne, Inc.	14,339	411,243
Innovex International, Inc.*	5,894	128,902
Liberty Energy, Inc., Class A	23,510	433,995
Mammoth Energy Services, Inc.*	3,693	6,832
Nabors Industries Ltd.*	2,073	112,564
National Energy Services Reunited Corp.*	8,278	129,633
Natural Gas Services Group, Inc.	1,040	34,996
Noble Corp. plc (x)	18,525	523,146
Oceaneering International, Inc.*	1,538	36,958
Oil States International, Inc.*	8,307	56,238
Patterson-UTI Energy, Inc.	51,845	316,773
ProFrac Holding Corp., Class A (x)*	3,777	14,693
ProPetro Holding Corp.*	11,518	109,536
Ranger Energy Services, Inc., Class A	3,077	43,016
RPC, Inc.	13,150	71,536
SEACOR Marine Holdings, Inc.*	2,764	16,639
Seadrill Ltd.*	5,790	200,334
Select Water Solutions, Inc., Class A	13,347	140,410
Subsea 7 SA (ADR) (x)	96,400	1,944,388
TETRA Technologies, Inc.*	18,691	175,135
Tidewater, Inc.*	443	22,376
Transocean Ltd.*	135,681	560,363
Valaris Ltd.*	9,217	464,537

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
WaterBridge Infrastructure LLC, Class A*	198,065	$3,963,281

		10,729,857

Oil, Gas & Consumable Fuels (11.7%)
Ardmore Shipping Corp.	5,230	55,386
BKV Corp.*	3,247	88,156
California Resources Corp.	10,911	487,831
Calumet, Inc. (x)*	8,915	177,141
Centrus Energy Corp., Class A*	558	135,460
Clean Energy Fuels Corp.*	26,031	54,665
CNX Resources Corp.*	19,186	705,469
Comstock Resources, Inc. (x)*	3,422	79,322
Core Natural Resources, Inc.	4,903	433,965
Crescent Energy Co., Class A	34,995	293,608
DHT Holdings, Inc.	19,564	238,876
Diversified Energy Co.	8,913	129,060
Dorian LPG Ltd.	5,538	134,795
Encore Energy Corp. (x)*	27,523	68,257
Energy Fuels, Inc. (x)*	24,619	357,960
Epsilon Energy Ltd.	2,392	11,099
Excelerate Energy, Inc., Class A	3,518	98,680
FLEX LNG Ltd. (x)	3,929	98,029
FutureFuel Corp.	4,174	13,315
Gevo, Inc.*	34,471	68,942
Golar LNG Ltd.	14,321	532,884
Granite Ridge Resources, Inc.	8,323	39,118
Green Plains, Inc.*	9,872	96,746
HighPeak Energy, Inc. (x)	2,882	13,661
Infinity Natural Resources, Inc., Class A*	1,839	27,089
International Seaways, Inc.	5,956	289,164
Kinetik Holdings, Inc., Class A (x)	1,792	64,602
Kolibri Global Energy, Inc.*	3,492	13,724
Kosmos Energy Ltd.*	73,714	66,888
Magnolia Oil & Gas Corp., Class A	21,179	463,608
Murphy Oil Corp.	19,857	620,531
NACCO Industries, Inc., Class A	667	32,710
Navigator Holdings Ltd.	4,702	81,439
New Fortress Energy, Inc. (x)*	27,608	31,473
NextNRG, Inc.(x)*	1,956	2,836
Nordic American Tankers Ltd. (x)	30,722	105,684
Northern Oil & Gas, Inc. (x)	14,201	304,895
Par Pacific Holdings, Inc.*	5,227	183,677
PBF Energy, Inc., Class A	12,431	337,129
Peabody Energy Corp.	17,949	533,085
Permian Basin Royalty Trust	25,900	439,782
Prairie Operating Co. (x)*	3,115	5,264
PrairieSky Royalty Ltd. (x)	91,000	1,792,088
PrimeEnergy Resources Corp. (x)*	50	8,550
REX American Resources Corp.*	3,138	101,420
Riley Exploration Permian, Inc.	1,717	45,329
SandRidge Energy, Inc.	5,446	78,586
Scorpio Tankers, Inc.	6,594	335,173
SFL Corp. Ltd. (x)	17,861	139,494
SM Energy Co.	16,746	313,150
Summit Midstream Corp.*	1,309	34,924
Talos Energy, Inc.*	18,797	207,143
Teekay Corp. Ltd.	7,826	70,669
Teekay Tankers Ltd., Class A	3,550	189,641
Texas Pacific Land Corp.	122,010	35,043,712
VAALCO Energy, Inc.	13,712	49,912
Vitesse Energy, Inc. (x)	4,086	78,696
W&T Offshore, Inc.	15,329	24,986
World Kinect Corp.	7,096	166,259
XCF Global, Inc., Class A*	4,939	1,348

		46,697,085

Total Energy		57,426,942

Financials (16.4%)
Banks (9.1%)
1st Source Corp.	2,752	171,972
ACNB Corp.	1,607	77,698
Amalgamated Financial Corp.	3,321	106,372
Amerant Bancorp, Inc., Class A	3,371	65,768
Ameris Bancorp	9,778	726,212
Ames National Corp. (x)	1,311	30,101
Arrow Financial Corp.	2,272	71,341
Associated Banc-Corp.	24,670	635,499
Atlantic Union Bankshares Corp.	21,078	744,053
Avidbank Holdings, Inc.*	228	6,056
Axos Financial, Inc.*	6,990	602,258
Banc of California, Inc.	17,845	344,230
BancFirst Corp.	270	28,625
Bank First Corp.	1,119	136,317
Bank of Hawaii Corp.	1,274	87,103
Bank of Marin Bancorp	2,290	59,563
Bank of NT Butterfield & Son Ltd. (The)	6,117	304,749
Bank7 Corp.	682	27,948
BankFinancial Corp.	1,232	14,784
BankUnited, Inc.	11,093	494,415
Bankwell Financial Group, Inc.	977	44,766
Banner Corp.	5,020	314,553
Bar Harbor Bankshares	2,363	73,371
BayCom Corp.	1,683	49,480
BCB Bancorp, Inc.	2,350	18,964
Beacon Financial Corp.	12,286	323,982
Blue Foundry Bancorp*	2,772	34,456
Blue Ridge Bankshares, Inc.	9,584	40,924
Bridgewater Bancshares, Inc.*	1,668	29,240
Burke & Herbert Financial Services Corp.	2,016	125,617
Business First Bancshares, Inc.	4,186	109,422
BV Financial, Inc.*	1,269	23,020
Byline Bancorp, Inc.	4,374	127,502
C&F Financial Corp.	483	35,061
Cadence Bank	27,152	1,163,192
California Bancorp	2,943	54,946
Camden National Corp.	2,462	106,802
Capital Bancorp, Inc.	1,432	40,339
Capital City Bank Group, Inc.	2,088	88,886
Capitol Federal Financial, Inc.	18,120	123,397
Carter Bankshares, Inc.*	2,643	51,961
Cathay General Bancorp	9,726	470,641
CB Financial Services, Inc. (x)	658	22,938
Central Pacific Financial Corp.	3,833	119,436
CF Bankshares, Inc.	543	13,548
Chain Bridge Bancorp, Inc., Class A*	347	12,020
Chemung Financial Corp.	550	30,690
ChoiceOne Financial Services, Inc.	2,174	64,176
Citizens & Northern Corp.	2,339	47,178
Citizens Community Bancorp, Inc.	1,360	24,235

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Citizens Financial Services, Inc.	726	$41,396
City Holding Co.	766	91,307
Civista Bancshares, Inc.	2,876	63,905
CNB Financial Corp.	4,089	107,009
CoastalSouth Bancshares, Inc.*	626	14,554
Colony Bankcorp, Inc.	2,559	45,601
Columbia Financial, Inc.*	3,751	58,291
Commercial Bancgroup, Inc.*	582	14,294
Community Financial System, Inc.	6,037	346,765
Community Trust Bancorp, Inc.	2,270	128,255
Community West Bancshares	2,103	47,317
ConnectOne Bancorp, Inc.	5,348	140,225
Customers Bancorp, Inc.*	4,314	315,440
CVB Financial Corp.	18,960	352,656
Dime Community Bancshares, Inc.	4,854	146,057
Eagle Bancorp Montana, Inc.	1,032	20,537
Eagle Bancorp, Inc.	3,170	67,901
Eagle Financial Services, Inc.	564	22,444
Eastern Bankshares, Inc.	32,556	600,007
ECB Bancorp, Inc. (x)*	959	16,677
Enterprise Financial Services Corp.	5,351	288,954
Equity Bancshares, Inc., Class A	2,101	93,810
Farmers & Merchants Bancorp, Inc.	2,151	53,173
Farmers National Banc Corp.	5,322	70,889
FB Bancorp, Inc.*	2,708	34,798
FB Financial Corp.	6,167	344,119
Fidelity D&D Bancorp, Inc.	746	32,473
Financial Institutions, Inc.	2,902	90,455
Finward Bancorp	447	15,730
Finwise Bancorp*	552	9,903
First Bancorp (Nasdaq Stock Exchange)	5,949	302,150
First Bancorp (New York Stock Exchange)	10,677	221,334
First Bancorp, Inc. (The)	1,802	47,645
First Bank	3,167	52,129
First Busey Corp.	12,238	291,142
First Business Financial Services, Inc.	1,186	64,400
First Capital, Inc.	507	30,014
First Commonwealth Financial Corp.	15,204	256,339
First Community Bankshares, Inc.	2,479	83,617
First Community Corp.	742	22,000
First Financial Bancorp	14,054	351,631
First Financial Corp.	1,509	91,174
First Foundation, Inc.*	9,873	60,818
First Internet Bancorp	734	15,319
First Interstate BancSystem, Inc., Class A	13,115	453,779
First Merchants Corp.	7,837	293,731
First Mid Bancshares, Inc.	3,269	127,491
First National Corp.	1,033	26,073
First Savings Financial Group, Inc.	825	26,284
First United Corp.	950	35,568
First Western Financial, Inc.*	923	24,746
Firstsun Capital Bancorp (x)*	1,827	68,759
Five Star Bancorp	952	34,063
Flagstar Bank NA	44,551	560,897
Flushing Financial Corp.	4,815	73,044
Franklin Financial Services Corp.	625	31,375
FS Bancorp, Inc.	1,116	45,946
Fulton Financial Corp.	27,104	523,920
FVCBankcorp, Inc.	2,837	39,463
GBank Financial Holdings, Inc. (x)*	1,217	41,244
German American Bancorp, Inc.	5,184	203,109
Glacier Bancorp, Inc.	15,173	668,371
Great Southern Bancorp, Inc.	1,264	77,812
Greene County Bancorp, Inc.	343	7,625
Hancock Whitney Corp.	12,466	793,835
Hanmi Financial Corp.	4,425	119,608
Hanover Bancorp, Inc.	536	12,387
Hawthorn Bancshares, Inc.	889	31,008
HBT Financial, Inc.	1,852	47,874
Heritage Commerce Corp.	8,576	102,998
Heritage Financial Corp.	4,955	117,186
Hilltop Holdings, Inc.	6,346	215,383
Hingham Institution For Savings (The) (x)	226	64,175
Home Bancorp, Inc.	1,066	61,615
Home BancShares, Inc.	27,248	756,949
HomeTrust Bancshares, Inc.	2,476	106,319
Hope Bancorp, Inc.	16,989	186,199
Horizon Bancorp, Inc.	6,555	111,173
Independent Bank Corp.	3,005	97,753
Independent Bank Corp./MA	7,322	535,092
International Bancshares Corp.	7,165	476,043
Investar Holding Corp.	1,437	38,397
John Marshall Bancorp, Inc.	1,937	38,721
Kearny Financial Corp.	8,894	65,905
Lakeland Financial Corp.	1,562	89,128
Landmark Bancorp, Inc. (x)	703	18,412
LCNB Corp.	1,923	31,518
LINKBANCORP, Inc.	3,194	26,382
Live Oak Bancshares, Inc.	2,979	102,329
MainStreet Bancshares, Inc.	952	19,383
Mechanics Bancorp	6,985	102,191
Mercantile Bank Corp.	2,331	112,121
Meridian Corp.	1,141	20,059
Metrocity Bankshares, Inc.	1,084	28,769
Metropolitan Bank Holding Corp.	1,059	80,865
Mid Penn Bancorp, Inc. (x)	2,950	91,509
Middlefield Banc Corp.	1,070	36,958
Midland States Bancorp, Inc.	3,103	65,690
MidWestOne Financial Group, Inc.	2,339	90,051
MVB Financial Corp.	1,675	43,265
National Bank Holdings Corp., Class A	5,607	213,122
National Bankshares, Inc.	962	32,256
NB Bancorp, Inc.	5,959	118,107
NBT Bancorp, Inc.	6,967	289,270
Nicolet Bankshares, Inc.	1,419	172,125
Northeast Bank	446	46,353
Northeast Community Bancorp, Inc.	1,876	42,416
Northfield Bancorp, Inc.	5,021	57,390
Northpointe Bancshares, Inc.	2,583	43,343
Northrim Bancorp, Inc.	1,512	40,234
Northwest Bancshares, Inc.	21,492	257,904
Norwood Financial Corp.	1,150	32,257
Oak Valley Bancorp	1,174	35,290
OceanFirst Financial Corp.	8,349	149,865
OFG Bancorp	6,391	261,903
Ohio Valley Banc Corp.	591	23,628
Old National Bancorp	45,576	1,016,801
Old Second Bancorp, Inc.	7,290	142,155
OP Bancorp	1,671	23,594

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Orange County Bancorp, Inc.	1,305	$37,258
Origin Bancorp, Inc.	4,189	157,548
Orrstown Financial Services, Inc.	2,765	97,936
Park National Corp.	2,201	334,948
Parke Bancorp, Inc.	1,575	39,438
PCB Bancorp	1,636	35,419
Peapack-Gladstone Financial Corp.	1,444	40,215
Peoples Bancorp of North Carolina, Inc.	706	25,557
Peoples Bancorp, Inc.	4,928	147,988
Peoples Financial Services Corp.	1,209	58,890
Pioneer Bancorp, Inc.*	1,697	22,876
Plumas Bancorp	877	39,193
Ponce Financial Group, Inc.*	3,122	51,045
Preferred Bank	1,227	115,866
Primis Financial Corp.	3,294	45,820
Princeton Bancorp, Inc.	881	30,562
Provident Financial Services, Inc.	15,728	310,628
QCR Holdings, Inc.	2,454	204,418
RBB Bancorp	2,326	48,009
Red River Bancshares, Inc.	734	52,430
Renasant Corp.	13,854	487,938
Republic Bancorp, Inc., Class A	1,323	91,274
Rhinebeck Bancorp, Inc.*	491	5,902
Richmond Mutual Bancorp, Inc.	1,126	15,809
Riverview Bancorp, Inc.	2,942	14,769
S&T Bancorp, Inc.	5,632	221,619
SB Financial Group, Inc.	884	19,687
Seacoast Banking Corp. of Florida	12,690	398,720
Shore Bancshares, Inc.	3,798	67,149
Sierra Bancorp	1,884	61,569
Simmons First National Corp., Class A	20,600	388,310
SmartFinancial, Inc.	1,763	65,213
Sound Financial Bancorp, Inc.	264	11,518
South Plains Financial, Inc.	1,952	75,738
Southern First Bancshares, Inc.*	1,229	63,318
Southern Missouri Bancorp, Inc.	1,291	76,324
Southside Bancshares, Inc.	4,100	124,599
SR Bancorp, Inc. (x)	907	14,276
Stellar Bancorp, Inc.	6,909	213,764
Sterling Bancorp, Inc. (r)*	3,185	—
Stock Yards Bancorp, Inc.	164	10,652
Texas Capital Bancshares, Inc.*	5,794	524,589
Third Coast Bancshares, Inc.*	1,892	71,915
Timberland Bancorp, Inc.	1,332	47,686
Tompkins Financial Corp.	2,048	148,521
Towne Bank	10,888	363,333
TriCo Bancshares	4,499	213,118
Triumph Financial, Inc.*	1,847	115,678
TrustCo Bank Corp.	2,665	110,144
Trustmark Corp.	8,314	323,830
UMB Financial Corp.	9,780	1,125,091
United Bankshares, Inc.	20,326	780,518
United Community Banks, Inc.	18,146	566,518
United Security Bancshares	1,781	17,935
Unity Bancorp, Inc.	599	30,980
Univest Financial Corp.	4,222	138,228
USCB Financial Holdings, Inc.	1,203	22,159
Valley National Bancorp	53,981	630,498
Virginia National Bankshares Corp.	653	26,022
WaFd, Inc.	11,366	364,053
Washington Trust Bancorp, Inc.	2,771	81,883
WesBanco, Inc.	13,114	435,909
West Bancorp, Inc.	2,044	45,356
Westamerica Bancorp	3,444	164,727
Western New England Bancorp, Inc.	2,606	32,888
WSFS Financial Corp.	8,234	454,846

		36,543,641

Capital Markets (2.1%)
AlTi Global, Inc. (x)*	6,465	29,998
Artisan Partners Asset Management, Inc., Class A	4,061	165,445
Associated Capital Group, Inc., Class A‡	46,500	1,757,700
Bakkt Holdings, Inc., Class A (x)*	101,812	1,022,193
Cohen & Steers, Inc.	378	23,731
Diamond Hill Investment Group, Inc.	289	48,986
DigitalBridge Group, Inc.	25,999	398,825
Donnelley Financial Solutions, Inc.*	1,080	50,425
Fairfax India Holdings Corp. (m)*	5,000	86,450
Federated Hermes, Inc., Class B	5,400	281,178
Forge Global Holdings, Inc.*	1,629	72,588
Galaxy Digital, Inc., Class A (x)*	25,000	559,719
GAMCO Investors, Inc., Class A	31,900	777,084
GCM Grosvenor, Inc., Class A	744	8,422
Innventure, Inc. (x)*	3,183	13,305
Marex Group plc	2,473	94,864
MarketWise, Inc.	365	5,482
Miami International Holdings, Inc. (x)*	48,177	2,138,095
Onex Corp.	1,000	82,270
Open Lending Corp.*	15,919	24,674
OTC Markets Group, Inc., Class A	100	5,130
Siebert Financial Corp.*	2,299	8,070
Silvercrest Asset Management Group, Inc., Class A	1,142	17,347
Urbana Corp.	18,400	130,169
Urbana Corp. (Non-Voting) (x)	24,400	162,661
Virtus Investment Partners, Inc.	923	150,587
Webull Corp.*	34,789	270,311
Westwood Holdings Group, Inc.	1,116	19,206

		8,404,915

Consumer Finance (0.5%)
Atlanticus Holdings Corp.*	711	47,601
Bread Financial Holdings, Inc.	5,975	442,329
Consumer Portfolio Services, Inc.*	1,457	13,594
Encore Capital Group, Inc.*	3,294	179,029
Green Dot Corp., Class A*	8,102	103,786
Jefferson Capital, Inc. (x)	930	20,776
LendingClub Corp.*	16,773	317,681
LendingTree, Inc.*	147	7,804
Medallion Financial Corp.	2,861	29,440
Navient Corp.	9,703	126,139
Nelnet, Inc., Class A	1,657	220,315
Oportun Financial Corp.*	6,244	33,031
PRA Group, Inc.*	5,922	104,760
PROG Holdings, Inc.	5,775	170,305
Regional Management Corp.	1,120	43,400
Vroom, Inc.*	208	4,135
World Acceptance Corp.*	425	59,666

		1,923,791

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Financial Services (1.5%)
Acacia Research Corp.*	5,621	$21,023
Alerus Financial Corp.	3,361	75,690
Banco Latinoamericano de Comercio Exterior SA, Class E	4,202	187,409
Better Home & Finance Holding Co. (x)*	850	27,693
Burford Capital Ltd.	10,879	97,041
Cannae Holdings, Inc.	6,772	106,524
Cass Information Systems, Inc.	70	2,906
Compass Diversified Holdings	9,762	46,858
Enact Holdings, Inc.	4,216	167,122
Essent Group Ltd.	13,927	905,394
Federal Agricultural Mortgage Corp., Class C	144	25,282
Finance of America Cos., Inc., Class A (x)*	706	17,092
Flywire Corp.*	1,835	25,984
HA Sustainable Infrastructure Capital, Inc.	17,968	564,734
Jackson Financial, Inc., Class A	10,212	1,089,110
loanDepot, Inc., Class A (x)*	12,314	25,490
Marqeta, Inc., Class A*	29,267	139,018
Merchants Bancorp	3,835	130,620
NewtekOne, Inc.	3,682	41,791
NMI Holdings, Inc., Class A*	11,502	469,167
Onity Group, Inc.*	1,081	49,499
Pagseguro Digital Ltd., Class A	10,409	100,343
Paysafe Ltd. (x)*	4,551	36,818
PennyMac Financial Services, Inc.	4,298	566,648
Radian Group, Inc.	19,959	718,324
Repay Holdings Corp., Class A*	10,942	39,938
Security National Financial Corp., Class A*	2,495	22,480
Sezzle, Inc. (x)*	220	13,964
SWK Holdings Corp.	665	11,438
Triller Group, Inc.*	16,387	524
Velocity Financial, Inc.*	1,481	30,746
Walker & Dunlop, Inc.	4,841	291,186
Waterstone Financial, Inc.	2,242	37,105

		6,084,961

Insurance (2.3%)
Abacus Global Management, Inc.	4,008	34,268
American Coastal Insurance Corp.	2,090	26,397
American Integrity Insurance Group, Inc.*	516	10,748
AMERISAFE, Inc.	1,348	51,777
Aspen Insurance Holdings Ltd., Class A (x)*	850	31,535
Ategrity Specialty Holdings LLC (x)*	306	6,429
Citizens, Inc., Class A (x)*	7,439	35,930
CNO Financial Group, Inc.	14,225	604,136
Donegal Group, Inc., Class A	2,495	49,850
eHealth, Inc.*	4,484	20,626
Employers Holdings, Inc.	3,228	139,353
F&G Annuities & Life, Inc.	5,108	157,582
Fidelis Insurance Holdings Ltd.	8,355	163,507
Genworth Financial, Inc., Class A*	60,339	544,861
GoHealth, Inc., Class A*	670	1,440
Goosehead Insurance, Inc., Class A	721	53,102
Greenlight Capital Re Ltd., Class A*	4,099	59,763
Hamilton Insurance Group Ltd., Class B*	6,671	186,121
Heritage Insurance Holdings, Inc.*	879	25,720
Hippo Holdings, Inc.*	1,158	34,833
Horace Mann Educators Corp.	5,964	275,418
Investors Title Co.	177	44,186
James River Group Holdings, Inc.	5,150	32,754
Kestrel Group Ltd. (x)	149	1,526
Kingstone Cos., Inc.	162	2,726
MBIA, Inc. (x)*	6,581	47,120
Mercury General Corp.	3,973	373,700
NI Holdings, Inc.*	873	11,611
Octave Specialty Group, Inc.*	6,814	53,013
ProAssurance Corp.*	7,491	180,983
Safety Insurance Group, Inc.	2,198	171,246
Selective Insurance Group, Inc.	1,050	87,853
Selectquote, Inc.*	7,163	10,100
SiriusPoint Ltd.*	11,821	258,762
Slide Insurance Holdings, Inc.*	2,452	47,765
Stewart Information Services Corp.	4,145	291,228
Tiptree, Inc., Class A	2,519	46,022
United Fire Group, Inc.	3,101	112,721
Universal Insurance Holdings, Inc.	2,887	97,581
White Mountains Insurance Group Ltd.	2,296	4,771,157

		9,155,450

Mortgage Real Estate Investment Trusts (REITs) (0.9%)
ACRES Commercial Realty Corp. (REIT) (x)*	974	20,785
Adamas Trust, Inc. (REIT)	13,308	97,148
Advanced Flower Capital, Inc. (REIT) (x)	3,065	8,735
Angel Oak Mortgage REIT, Inc. (REIT)	691	5,950
Apollo Commercial Real Estate Finance, Inc. (REIT)	10,068	97,458
Arbor Realty Trust, Inc. (REIT) (x)	28,020	217,435
Ares Commercial Real Estate Corp. (REIT) (x)	8,387	40,090
ARMOUR Residential REIT, Inc. (REIT) (x)	16,387	289,886
Blackstone Mortgage Trust, Inc. (REIT), Class A	23,513	449,804
BrightSpire Capital, Inc. (REIT), Class A(x)	19,900	111,440
Chicago Atlantic Real Estate Finance, Inc. (REIT)	2,856	35,015
Chimera Investment Corp. (REIT)	11,998	149,135
Claros Mortgage Trust, Inc. (REIT)*	13,433	41,105
Dynex Capital, Inc. (REIT)	21,503	301,257
Ellington Financial, Inc. (REIT)	14,161	192,306
Franklin BSP Realty Trust, Inc. (REIT)	11,916	119,517
Invesco Mortgage Capital, Inc. (REIT)(x)	10,500	88,305
KKR Real Estate Finance Trust, Inc. (REIT)	7,799	64,108
Ladder Capital Corp. (REIT)	16,972	186,522
Lument Finance Trust, Inc. (REIT) (x)	7,058	9,952
MFA Financial, Inc. (REIT)	15,171	141,242
Nexpoint Real Estate Finance, Inc. (REIT)	1,397	19,670
Orchid Island Capital, Inc. (REIT) (x)	21,220	152,784

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
PennyMac Mortgage Investment Trust (REIT)	13,488	$169,274
Ready Capital Corp. (REIT) (x)	21,156	46,120
Redwood Trust, Inc. (REIT)	19,115	105,706
Rithm Property Trust, Inc. (REIT)	1,014	16,815
Seven Hills Realty Trust (REIT)	3,304	29,406
Sunrise Realty Trust, Inc. (REIT)	1,623	15,305
TPG Mortgage Investment Trust, Inc. (REIT)	4,699	40,035
TPG RE Finance Trust, Inc. (REIT)	10,443	89,914
Two Harbors Investment Corp. (REIT)	7,627	80,084

		3,432,308

Total Financials		65,545,066

Health Care (5.6%)
Biotechnology (2.9%)
4D Molecular Therapeutics, Inc.*	5,744	43,080
Absci Corp. (x)*	3,276	11,433
Agios Pharmaceuticals, Inc.*	8,300	225,926
Akebia Therapeutics, Inc.*	34,049	54,819
Aldeyra Therapeutics, Inc.*	2,162	11,199
Alector, Inc.*	11,039	17,221
Alkermes plc*	6,035	168,859
Allogene Therapeutics, Inc.*	23,989	32,865
Anika Therapeutics, Inc.*	1,919	18,442
Annexon, Inc.*	14,046	70,511
Arbutus Biopharma Corp.*	1,625	7,816
Arcturus Therapeutics Holdings, Inc. (x)*	2,488	15,252
Arcus Biosciences, Inc.*	3,022	72,014
Astria Therapeutics, Inc.*	6,119	80,098
aTyr Pharma, Inc. (x)*	1,109	869
Aura Biosciences, Inc.*	4,547	24,781
Avidity Biosciences, Inc.*	1,383	99,756
Bicara Therapeutics, Inc.*	4,345	73,126
Candel Therapeutics, Inc. (x)*	1,214	6,859
Cardiff Oncology, Inc. (x)*	5,879	16,520
Cartesian Therapeutics, Inc. (x)*	1,175	8,472
Celcuity, Inc.*	220	21,943
Celldex Therapeutics, Inc.*	9,752	264,864
Cidara Therapeutics, Inc.*	2,883	636,826
Cogent Biosciences, Inc.*	1,185	42,091
Coherus Oncology, Inc. (x)*	11,956	16,978
Compass Therapeutics, Inc.*	8,889	47,734
CRISPR Therapeutics AG (x)*	12,797	671,075
Cullinan Therapeutics, Inc.*	8,118	84,021
Cytokinetics, Inc.*	15,264	969,875
Day One Biopharmaceuticals, Inc.*	10,942	101,979
Denali Therapeutics, Inc.*	18,407	303,900
Design Therapeutics, Inc.*	3,777	35,428
Dianthus Therapeutics, Inc.*	3,271	134,798
Dyne Therapeutics, Inc.*	12,325	241,077
Editas Medicine, Inc.*	13,120	26,896
Eledon Pharmaceuticals, Inc.*	8,452	12,763
Emergent BioSolutions, Inc.*	7,554	93,368
Enanta Pharmaceuticals, Inc.*	3,926	61,913
Entrada Therapeutics, Inc.*	3,969	40,801
Erasca, Inc.*	25,868	96,229
Fate Therapeutics, Inc.*	17,774	17,465
Fennec Pharmaceuticals, Inc.*	2,612	20,112
Foghorn Therapeutics, Inc.*	1,449	7,825
GRAIL, Inc.*	5,170	442,500
Heron Therapeutics, Inc. (x)*	21,678	28,181
Humacyte, Inc. (x)*	15,208	14,607
Ideaya Biosciences, Inc.*	11,875	410,519
ImmunityBio, Inc. (x)*	6,800	13,464
Inhibikase Therapeutics, Inc.*	8,942	18,331
Inhibrx Biosciences, Inc. (x)*	1,348	106,492
Intellia Therapeutics, Inc. (x)*	14,802	133,070
Iovance Biotherapeutics, Inc. (x)*	44,281	120,887
Ironwood Pharmaceuticals, Inc., Class A*	1,201	4,047
Jade Biosciences, Inc. (x)	6,724	103,751
Janux Therapeutics, Inc.*	3,983	54,965
Keros Therapeutics, Inc.*	4,276	87,059
Kodiak Sciences, Inc.*	4,895	136,864
Korro Bio, Inc. (x)*	940	7,529
Kura Oncology, Inc.*	11,846	123,080
Larimar Therapeutics, Inc.*	6,605	25,165
Lexeo Therapeutics, Inc.*	9,134	90,701
MapLight Therapeutics, Inc.*	1,099	19,304
MeiraGTx Holdings plc*	1,774	14,103
Monte Rosa Therapeutics, Inc. (x)*	7,028	110,199
Myriad Genetics, Inc.*	13,602	83,652
Neurogene, Inc. (x)*	1,552	31,971
Nkarta, Inc.*	7,802	14,434
Novavax, Inc. (x)*	4,420	29,702
Nurix Therapeutics, Inc.*	14,687	278,612
Olema Pharmaceuticals, Inc.*	8,761	219,025
ORIC Pharmaceuticals, Inc.*	7,035	57,546
Oruka Therapeutics, Inc. (x)*	5,642	171,009
Palvella Therapeutics, Inc.*	86	9,002
Perspective Therapeutics, Inc.*	9,361	25,743
Praxis Precision Medicines, Inc.*	3,045	897,483
Precigen, Inc. (x)*	1,216	5,083
Prime Medicine, Inc.*	14,291	49,590
Protara Therapeutics, Inc.*	4,884	26,032
Prothena Corp. plc*	5,651	53,967
PTC Therapeutics, Inc.*	2,117	160,807
Puma Biotechnology, Inc.*	6,702	39,877
REGENXBIO, Inc.*	7,006	100,886
Relay Therapeutics, Inc.*	20,577	174,081
Replimune Group, Inc.*	10,059	97,774
Rezolute, Inc.*	1,388	3,276
Rocket Pharmaceuticals, Inc.*	11,330	39,768
Sana Biotechnology, Inc. (x)*	21,305	86,711
Scholar Rock Holding Corp.*	934	41,143
Solid Biosciences, Inc.*	8,993	50,721
Spyre Therapeutics, Inc. (x)*	3,312	108,501
Syndax Pharmaceuticals, Inc.*	910	19,119
Tango Therapeutics, Inc. (x)*	15,504	137,365
Tectonic Therapeutic, Inc. (x)*	1,430	29,830
Tevogen Bio Holdings, Inc. (x)*	2,420	801
Tonix Pharmaceuticals Holding Corp.*	1,643	25,664
Travere Therapeutics, Inc.*	803	30,683
TriSalus Life Sciences, Inc. (x)*	3,196	22,308
Tyra Biosciences, Inc.*	3,780	99,376
Upstream Bio, Inc.*	4,857	131,868
UroGen Pharma Ltd.*	859	20,118
Vanda Pharmaceuticals, Inc.*	8,709	76,813
Vaxcyte, Inc.*	16,820	776,075
Verastem, Inc.*	3,215	24,820

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Vir Biotechnology, Inc.*	12,539	$75,610
Viridian Therapeutics, Inc.*	2,426	75,497
Voyager Therapeutics, Inc.*	7,663	30,116
Xencor, Inc.*	10,232	156,652
XOMA Royalty Corp.*	466	12,391
Zenas Biopharma, Inc. (x)*	2,768	100,506

		11,776,705

Health Care Equipment & Supplies (0.7%)
Acme United Corp. (x)	508	20,477
AngioDynamics, Inc.*	4,446	57,087
Artivion, Inc.*	1,169	53,318
Avanos Medical, Inc.*	6,275	70,468
Beta Bionics, Inc.*	676	20,598
Carlsmed, Inc.*	413	5,100
CONMED Corp.	4,656	189,034
Embecta Corp.	7,813	92,818
Enovis Corp.*	8,242	219,567
ICU Medical, Inc.*	886	126,406
Inogen, Inc.*	3,903	26,228
Integra LifeSciences Holdings Corp.*	9,954	123,629
Kestra Medical Technologies Ltd.(x)*	334	8,858
LivaNova plc*	8,076	496,916
Lucid Diagnostics, Inc. (x)*	5,053	5,508
Merit Medical Systems, Inc.*	640	56,410
Neogen Corp.*	32,035	223,925
Omnicell, Inc.*	6,708	303,872
OraSure Technologies, Inc.*	9,840	23,813
Orthofix Medical, Inc.*	5,531	83,850
OrthoPediatrics Corp.*	1,639	29,109
Outset Medical, Inc.*	1,706	6,329
QuidelOrtho Corp.*	5,632	160,850
Semler Scientific, Inc.*	1,536	23,485
Shoulder Innovations, Inc. (x)*	381	5,448
STAAR Surgical Co.*	1,140	26,322
Tactile Systems Technology, Inc.*	3,249	94,221
Utah Medical Products, Inc.	385	21,545
Varex Imaging Corp.*	6,104	71,112

		2,646,303

Health Care Providers & Services (0.6%)
AdaptHealth Corp., Class A*	14,950	148,902
Addus HomeCare Corp.*	1,361	146,158
AirSculpt Technologies, Inc.*	1,145	2,267
AMN Healthcare Services, Inc.*	5,476	86,302
Ardent Health, Inc.*	3,435	30,331
Aveanna Healthcare Holdings, Inc.*	2,386	19,494
Brookdale Senior Living, Inc.*	4,201	45,329
Castle Biosciences, Inc.*	4,144	161,202
Community Health Systems, Inc. (x)*	6,914	21,572
Concentra Group Holdings Parent, Inc.	831	16,354
Cross Country Healthcare, Inc.*	4,810	38,961
DocGo, Inc.*	14,730	12,930
Enhabit, Inc.*	7,123	65,674
Fulgent Genetics, Inc.*	3,079	80,885
Innovage Holding Corp.*	1,749	9,077
LifeStance Health Group, Inc.*	10,656	75,018
Nano-X Imaging Ltd. (x)*	7,749	21,697
National HealthCare Corp.	1,869	256,221
NeoGenomics, Inc.*	17,084	200,908
Omada Health, Inc.*	485	7,653
OPKO Health, Inc.*	62,261	78,449
Owens & Minor, Inc.*	12,110	33,908
PACS Group, Inc.*	483	18,542
Pediatrix Medical Group, Inc.*	12,654	270,669
RadNet, Inc.*	1,904	135,850
SBC Medical Group Holdings, Inc. (x)*	1,379	5,944
Select Medical Holdings Corp.	15,705	233,219
Sonida Senior Living, Inc.*	314	10,240
Strata Critical Medical, Inc.*	9,124	43,886
Surgery Partners, Inc.*	11,582	178,942
US Physical Therapy, Inc.	895	69,891

		2,526,475

Health Care Technology (0.1%)
Definitive Healthcare Corp., Class A*	6,049	17,361
Evolent Health, Inc., Class A*	12,137	48,548
Health Catalyst, Inc.*	10,673	25,508
HealthStream, Inc.	1,999	46,117
HeartFlow, Inc. (x)*	1,232	35,913
LifeMD, Inc. (x)*	2,005	6,837
Teladoc Health, Inc. (x)*	21,321	149,247
Waystar Holding Corp.*	2,429	79,550

		409,081

Life Sciences Tools & Services (0.3%)
10X Genomics, Inc., Class A*	11,918	194,383
Azenta, Inc.*	5,983	198,995
Codexis, Inc.*	3,238	5,278
CryoPort, Inc.*	5,485	52,656
Cytek Biosciences, Inc.*	17,633	89,047
Fortrea Holdings, Inc.*	13,506	232,978
Ginkgo Bioworks Holdings, Inc., Class A (x)*	5,176	43,013
Lifecore Biomedical, Inc.*	1,428	11,681
Maravai LifeSciences Holdings, Inc., Class A*	16,826	54,684
MaxCyte, Inc.*	17,325	26,854
OmniAb, Inc.*	13,791	25,513
Pacific Biosciences of California, Inc.(x)*	40,666	76,045
Personalis, Inc.*	7,315	58,227
Quanterix Corp.*	5,844	37,168
Quantum-Si, Inc. (x)*	22,900	25,190
Standard BioTools, Inc.*	43,646	55,867

		1,187,579

Pharmaceuticals (1.0%)
Aardvark Therapeutics, Inc. (x)*	823	10,802
Aclaris Therapeutics, Inc.*	13,682	41,183
Alumis, Inc.*	8,343	81,428
Amneal Pharmaceuticals, Inc.*	2,737	34,486
Amphastar Pharmaceuticals, Inc.*	5,061	135,534
Amylyx Pharmaceuticals, Inc.*	2,946	35,588
Aquestive Therapeutics, Inc. (x)*	10,002	64,613
Arvinas, Inc.*	8,805	104,427
Atea Pharmaceuticals, Inc.*	11,265	40,216
BioAge Labs, Inc. (x)*	3,682	48,713
Biote Corp., Class A*	2,864	7,446
Esperion Therapeutics, Inc. (x)*	22,473	83,150
EyePoint, Inc.*	11,064	202,139

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Fulcrum Therapeutics, Inc.*	5,652	$63,924
Indivior plc*	2,675	95,979
Innoviva, Inc.*	991	19,810
LB Pharmaceuticals, Inc.*	1,194	26,578
Ligand Pharmaceuticals, Inc.*	2,530	478,347
Maze Therapeutics, Inc.*	2,928	121,307
MBX Biosciences, Inc. (x)*	4,155	131,049
Mind Medicine MindMed, Inc.*	9,428	126,241
Nuvation Bio, Inc.*	32,704	293,028
Omeros Corp. (x)*	944	16,213
Pacira BioSciences, Inc.*	5,966	154,400
Phathom Pharmaceuticals, Inc.(x)*	4,483	74,373
Prestige Consumer Healthcare, Inc.*	5,979	368,845
Rapport Therapeutics, Inc.*	4,146	125,790
Septerna, Inc.*	3,148	87,766
SIGA Technologies, Inc.	1,057	6,458
Supernus Pharmaceuticals, Inc.*	7,312	363,406
Terns Pharmaceuticals, Inc.*	12,579	508,192
Theravance Biopharma, Inc.*	1,048	19,608
Third Harmonic Bio, Inc. (r)*	4,365	—
Tvardi Therapeutics, Inc.*	645	2,773
WaVe Life Sciences Ltd.*	1,834	31,178

		4,004,990

Total Health Care		22,551,133

Industrials (15.5%)
Aerospace & Defense (0.4%)
AAR Corp.*	4,292	355,335
AerSale Corp.*	5,042	35,849
Astronics Corp.*	457	24,788
Ducommun, Inc.*	2,087	198,536
Firefly Aerospace, Inc. (x)*	1,038	23,220
Intuitive Machines, Inc. (x)*	15,414	250,169
Mercury Systems, Inc.*	5,929	432,876
National Presto Industries, Inc.	793	84,661
Park Aerospace Corp.	1,187	25,331
Satellogic, Inc., Class A (x)*	2,215	4,142
V2X, Inc.*	3,084	168,232
Voyager Technologies, Inc., Class A*	525	13,723
VSE Corp.	477	82,411

		1,699,273

Air Freight & Logistics (0.1%)
Forward Air Corp. (x)*	2,046	51,150
Hub Group, Inc., Class A	8,714	371,303
Radiant Logistics, Inc.*	4,987	31,568

		454,021

Building Products (0.6%)
American Woodmark Corp.*	2,143	115,508
Apogee Enterprises, Inc.	3,087	112,398
Gibraltar Industries, Inc.*	4,395	217,289
Insteel Industries, Inc.	1,188	37,624
Janus International Group, Inc.*	12,265	80,213
JELD-WEN Holding, Inc.*	13,575	33,394
Masterbrand, Inc. (x)*	18,657	205,973
Quanex Building Products Corp.	6,682	102,769
Resideo Technologies, Inc.*	19,014	667,772
UFP Industries, Inc.	8,069	734,682

		2,307,622

Commercial Services & Supplies (3.0%)
ABM Industries, Inc.	8,951	378,627
ACCO Brands Corp.	11,992	44,730
BrightView Holdings, Inc.*	10,511	133,174
Cimpress plc*	1,996	132,914
Civeo Corp.	175,600	4,015,972
CoreCivic, Inc.*	13,140	251,105
Deluxe Corp.	6,437	143,738
Ennis, Inc.	3,396	61,162
Enviri Corp.*	11,081	198,572
Healthcare Services Group, Inc.*	5,685	108,697
HNI Corp.	5,494	230,968
Interface, Inc., Class A	7,568	211,299
MillerKnoll, Inc.	10,177	186,036
Mobile Infrastructure Corp., Class A*	2,196	5,600
Montrose Environmental Group, Inc.*	4,764	118,290
NL Industries, Inc.	1,271	6,952
OPENLANE, Inc.*	69,329	2,064,618
Perma-Fix Environmental Services, Inc. (x)*	2,322	29,234
Pitney Bowes, Inc.	12,516	132,294
Quad/Graphics, Inc.	1,973	12,371
RB Global, Inc.	30,600	3,147,822
UniFirst Corp.	2,161	416,857
Vestis Corp. (x)	17,376	115,898
Virco Mfg. Corp.	1,770	11,310

		12,158,240

Construction & Engineering (0.7%)
Ameresco, Inc., Class A*	4,748	139,069
Arcosa, Inc.	5,127	545,103
Bowman Consulting Group Ltd., Class A*	57	1,882
Concrete Pumping Holdings, Inc.	3,274	21,969
Fluor Corp.*	23,691	938,874
Granite Construction, Inc.	934	107,737
Great Lakes Dredge & Dock Corp.*	9,701	127,277
Legence Corp., Class A*	2,288	98,476
Matrix Service Co.*	2,998	35,077
NWPX Infrastructure, Inc.*	1,435	89,673
Orion Group Holdings, Inc.*	4,449	44,223
Primoris Services Corp.	496	61,573
Southland Holdings, Inc.*	1,774	5,890
Tutor Perini Corp.	6,525	437,305

		2,654,128

Electrical Equipment (0.8%)
Allient, Inc.	1,956	105,135
Array Technologies, Inc. (x)*	17,854	164,614
Atkore, Inc.	4,975	314,669
EnerSys	5,191	761,779
Fluence Energy, Inc., Class A (x)*	1,797	35,545
Hyliion Holdings Corp.*	18,673	34,358
LSI Industries, Inc.	932	17,074
NANO Nuclear Energy, Inc. (x)*	288	6,915
Net Power, Inc. (x)*	5,646	12,873
Nextpower, Inc., Class A*	4,341	378,144
Plug Power, Inc. (x)*	164,915	324,882
Power Solutions International, Inc. (x)*	91	5,200
Preformed Line Products Co.	332	68,628

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Shoals Technologies Group, Inc., Class A*	21,148	$179,758
SunPower, Inc. (x)*	7,305	11,469
Sunrun, Inc.*	32,879	604,974
T1 Energy, Inc. (x)*	19,471	130,066
Thermon Group Holdings, Inc.*	4,256	158,153

		3,314,236

Ground Transportation (0.3%)
ArcBest Corp.	3,352	248,685
Covenant Logistics Group, Inc., Class A	1,903	41,942
Heartland Express, Inc.	6,804	61,440
Marten Transport Ltd.	8,288	94,317
PAMT Corp.*	966	11,669
Proficient Auto Logistics, Inc. (x)*	3,593	34,637
RXO, Inc.*	22,606	285,740
Universal Logistics Holdings, Inc.	1,121	17,028
Werner Enterprises, Inc.	7,369	221,144

		1,016,602

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	2,220	79,654

Machinery (3.0%)
3D Systems Corp. (x)*	17,682	31,297
Aebi Schmidt Holding AG	5,314	67,222
AirJoule Technologies Corp.*	3,383	13,329
Alamo Group, Inc.	1,046	175,592
Albany International Corp., Class A	2,976	150,883
Alliance Laundry Holdings, Inc.*	4,738	96,418
Astec Industries, Inc.	3,344	144,862
Atmus Filtration Technologies, Inc.	1,251	64,939
Columbus McKinnon Corp.	4,014	69,242
Douglas Dynamics, Inc.	480	15,672
Eastern Co. (The)	888	17,485
Enpro, Inc.	2,699	577,937
Gencor Industries, Inc.*	1,552	20,114
Greenbrier Cos., Inc. (The)	4,447	207,853
Helios Technologies, Inc.	4,901	262,154
Hillenbrand, Inc.	10,426	330,713
Hillman Solutions Corp.*	29,211	252,967
Hyster-Yale, Inc.	1,761	52,319
JBT Marel Corp.	3,976	599,064
Kennametal, Inc.	11,099	315,323
L B Foster Co., Class A*	1,618	43,605
Luxfer Holdings plc	4,062	54,959
Manitowoc Co., Inc. (The)*	5,052	60,573
Mayville Engineering Co., Inc.*	1,738	32,535
Microvast Holdings, Inc. (x)*	11,454	32,071
Miller Industries, Inc.	1,613	60,278
Oshkosh Corp.	54,000	6,784,020
Palladyne AI Corp. (x)*	4,075	17,360
Park-Ohio Holdings Corp.	1,583	33,148
Proto Labs, Inc.*	3,449	174,485
Standex International Corp.	327	71,051
Tennant Co.	2,728	201,054
Terex Corp.	9,566	510,633
Titan International, Inc.*	7,106	55,640
Trinity Industries, Inc.	6,149	162,580
Wabash National Corp.	5,616	48,578
Worthington Enterprises, Inc.	3,128	161,311

		11,969,266

Marine Transportation (2.9%)
Clarkson plc	103,000	5,296,702
Costamare Bulkers Holdings Ltd.*	1,251	19,278
Costamare, Inc.	6,742	106,456
Genco Shipping & Trading Ltd.	4,580	84,409
Himalaya Shipping Ltd. (x)	3,942	35,872
Matson, Inc.	4,622	571,048
Pangaea Logistics Solutions Ltd.	4,576	31,483
Safe Bulkers, Inc.	8,414	40,556
Stolt-Nielsen Ltd.	168,400	5,446,270

		11,632,074

Passenger Airlines (0.3%)
Allegiant Travel Co.*	1,745	148,796
Frontier Group Holdings, Inc.*	4,485	21,124
JetBlue Airways Corp.*	43,458	197,734
SkyWest, Inc.*	5,932	595,632
Sun Country Airlines Holdings, Inc.*	3,166	45,559

		1,008,845

Professional Services (2.7%)
Alight, Inc., Class A	64,655	126,077
Asure Software, Inc.*	4,046	38,113
Booz Allen Hamilton Holding Corp.	6,400	539,904
CACI International, Inc., Class A*	12,000	6,393,720
Conduent, Inc.*	23,975	46,032
CSG Systems International, Inc.	440	33,744
Falcon’s Beyond Global, Inc., Class A (x)*	520	7,805
First Advantage Corp. (x)*	3,988	57,946
Forrester Research, Inc.*	1,719	13,958
Franklin Covey Co.*	256	4,296
HireQuest, Inc. (x)	583	6,127
ICF International, Inc.	2,700	230,310
Kelly Services, Inc., Class A	4,272	37,594
Kforce, Inc.	404	12,492
Korn Ferry	4,148	273,851
Mistras Group, Inc.*	1,818	22,998
Resolute Holdings Management, Inc. (x)*	395	81,540
Resources Connection, Inc.	4,156	20,946
Science Applications International Corp.	24,000	2,415,840
Skillsoft Corp. (x)*	631	5,868
TIC Solutions, Inc.*	22,370	226,161
TrueBlue, Inc.*	4,481	20,388
TTEC Holdings, Inc.*	3,415	12,294
Willdan Group, Inc.*	659	68,312

		10,696,316

Trading Companies & Distributors (0.6%)
Alta Equipment Group, Inc.	2,788	12,825
BlueLinx Holdings, Inc.*	1,101	67,634
Boise Cascade Co.	5,588	411,277
Custom Truck One Source, Inc.*	9,433	54,334
Distribution Solutions Group, Inc.*	203	5,560
DNOW, Inc.*	27,281	361,473

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
EVI Industries, Inc.	750	$18,480
GATX Corp.	4,865	825,104
Hudson Technologies, Inc.*	5,839	39,997
McGrath RentCorp	870	91,289
NPK International, Inc.*	11,853	141,288
Rush Enterprises, Inc., Class A	4,166	224,714
Rush Enterprises, Inc., Class B	684	38,482
Titan Machinery, Inc.*	3,168	47,647
Transcat, Inc.*	719	40,789
Willis Lease Finance Corp.	360	48,830

		2,429,723

Transportation Infrastructure (0.1%)
Braemar plc (x)	125,600	364,000

Total Industrials		61,784,000

Information Technology (3.9%)
Communications Equipment (0.4%)
Applied Optoelectronics, Inc.*	1,816	63,306
Aviat Networks, Inc.*	1,695	36,239
Clearfield, Inc.*	898	26,177
CommScope Holding Co., Inc.*	12,165	220,551
Digi International, Inc.*	5,367	232,337
Harmonic, Inc.*	12,284	121,489
Inseego Corp. (x)*	1,536	15,775
NETGEAR, Inc.*	4,154	101,898
NetScout Systems, Inc.*	10,343	279,882
Ribbon Communications, Inc.*	15,289	44,032
Viasat, Inc.*	18,174	626,276

		1,767,962

Electronic Equipment, Instruments & Components (1.2%)
908 Devices, Inc.*	1,190	6,247
Bel Fuse, Inc., Class A	262	39,772
Bel Fuse, Inc., Class B	1,526	258,855
Benchmark Electronics, Inc.	5,331	227,954
CTS Corp.	3,655	156,690
Daktronics, Inc.*	4,687	92,662
ePlus, Inc.	3,868	339,224
Insight Enterprises, Inc.*	2,891	235,530
Itron, Inc.*	3,469	322,131
Kimball Electronics, Inc.*	3,561	99,067
Knowles Corp.*	11,639	249,424
Methode Electronics, Inc.	4,745	31,507
MicroVision, Inc. (x)*	14,267	11,814
Neonode, Inc.*	272	473
nLight, Inc.*	6,379	239,276
PC Connection, Inc.	1,658	95,766
Plexus Corp.*	294	43,218
Powerfleet, Inc.*	18,713	99,553
Richardson Electronics Ltd.	1,820	19,802
Rogers Corp.*	2,624	240,280
Sanmina Corp.*	4,255	638,548
ScanSource, Inc.*	3,189	124,562
TTM Technologies, Inc.*	15,078	1,040,382
Vishay Intertechnology, Inc.	17,940	259,951
Vishay Precision Group, Inc.*	1,781	68,568
Vuzix Corp. (x)*	744	2,812

		4,944,068

IT Services (0.3%)
Applied Digital Corp. (x)*	8,438	206,900
ASGN, Inc.*	6,106	294,126
BigBear.ai Holdings, Inc. (x)*	48,785	263,439
CSP, Inc.	161	2,013
Fastly, Inc., Class A*	20,189	205,524
Grid Dynamics Holdings, Inc.*	2,131	19,243
Hackett Group, Inc. (The)	264	5,182
Information Services Group, Inc.	4,166	24,080
Rackspace Technology, Inc. (x)*	9,900	9,612
Tucows, Inc., Class A*	908	20,357
Unisys Corp.*	2,687	7,416
Whitefiber, Inc. (x)*	519	8,200

		1,066,092

Semiconductors & Semiconductor Equipment (0.8%)
ACM Research, Inc., Class A*	7,494	295,638
Aehr Test Systems (x)*	880	17,767
Aeluma, Inc.*	1,774	30,460
Alpha & Omega Semiconductor Ltd.*	3,695	73,198
Ambiq Micro, Inc. (x)*	217	6,184
Axcelis Technologies, Inc.*	4,220	339,035
Blaize Holdings, Inc. (x)*	3,527	6,878
CEVA, Inc.*	357	7,683
Cohu, Inc.*	6,709	156,118
Diodes, Inc.*	6,793	335,167
FormFactor, Inc.*	2,866	159,865
Ichor Holdings Ltd.*	5,077	93,569
indie Semiconductor, Inc., Class A (x)*	17,822	62,912
Kulicke & Soffa Industries, Inc.	3,203	145,929
MaxLinear, Inc., Class A*	10,711	186,693
Navitas Semiconductor Corp., Class A (x)*	19,454	138,901
Penguin Solutions, Inc.*	7,600	148,656
Photronics, Inc.*	8,390	268,480
Synaptics, Inc.*	5,178	383,275
Ultra Clean Holdings, Inc.*	6,032	152,791
Veeco Instruments, Inc.*	8,683	248,160

		3,257,359

Software (1.1%)
8x8, Inc.*	20,303	39,997
A10 Networks, Inc.	1,758	31,099
Adeia, Inc.	2,251	38,830
Airship AI Holdings, Inc.*	1,094	3,162
Arteris, Inc.*	3,985	61,767
Bit Digital, Inc. (x)*	46,730	88,320
Blackbaud, Inc.*	1,046	66,233
Box, Inc., Class A*	4,686	140,158
Cerence, Inc.*	4,346	46,459
Chaince Digital Holdings, Inc. (x)*	4,469	22,211
Cipher Mining, Inc. (x)*	47,751	704,805
Cleanspark, Inc. (x)*	41,148	416,418
Consensus Cloud Solutions, Inc.*	2,705	59,023
Core Scientific, Inc.*	7,035	102,429
CS Disco, Inc.*	934	7,248
Daily Journal Corp. (x)*	46	22,417
Digital Turbine, Inc.*	5,960	29,800
Domo, Inc., Class B*	719	6,061
eGain Corp.*	918	9,446
Expensify, Inc., Class A*	4,229	6,386

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Hut 8 Corp.*	14,146	$649,867
I3 Verticals, Inc., Class A (x)*	3,326	83,782
MARA Holdings, Inc. (x)*	55,053	494,376
Mitek Systems, Inc.*	5,607	59,154
N-able, Inc.*	10,246	76,640
NCR Voyix Corp.*	20,692	211,058
ON24, Inc.*	5,704	45,404
OneSpan, Inc.	4,642	59,603
PAR Technology Corp. (x)*	2,384	86,491
Porch Group, Inc.*	2,519	22,998
Rimini Street, Inc.*	6,759	26,225
Riot Platforms, Inc.*	51,234	649,135
Silvaco Group, Inc.(x)*	1,618	6,553
Telos Corp.*	8,218	41,912
Terawulf, Inc. (x)*	2,511	28,851
Via Transportation, Inc., Class A*	263	7,630
Xperi, Inc.*	6,541	38,330

		4,490,278

Technology Hardware, Storage & Peripherals (0.1%)
CompoSecure, Inc., Class A*	936	18,046
Corsair Gaming, Inc.*	6,672	39,632
Diebold Nixdorf, Inc.*	247	16,769
Eastman Kodak Co.*	7,209	60,988
Immersion Corp.	4,764	32,395
Turtle Beach Corp.*	681	9,554
Xerox Holdings Corp.	16,954	40,181

		217,565

Total Information Technology		15,743,324

Materials (4.5%)
Chemicals (0.8%)
AdvanSix, Inc.	4,017	69,494
American Vanguard Corp.*	3,896	14,883
Arq, Inc.*	5,337	17,452
Aspen Aerogels, Inc.*	10,622	30,060
Avient Corp.	13,434	419,678
Cabot Corp.	486	32,212
Core Molding Technologies, Inc.*	1,347	27,007
Ecovyst, Inc.*	16,574	161,265
Flotek Industries, Inc. (x)*	1,660	28,602
HB Fuller Co.	8,070	479,842
Innospec, Inc.	3,346	256,103
Intrepid Potash, Inc.*	1,718	47,640
Koppers Holdings, Inc.	2,666	72,195
Kronos Worldwide, Inc.	3,453	15,262
LSB Industries, Inc.*	8,082	68,697
Mativ Holdings, Inc.	8,149	99,010
Minerals Technologies, Inc.	4,647	283,235
Orion SA	7,767	41,010
Perimeter Solutions, Inc.*	20,447	562,906
Quaker Chemical Corp.	2,052	281,760
Rayonier Advanced Materials, Inc.*	9,365	55,160
Stepan Co.	3,075	145,632
Trinseo plc (x)	5,096	2,533
Tronox Holdings plc	17,444	72,742
Valhi, Inc.	375	4,519

		3,288,899

Containers & Packaging (0.2%)
Ardagh Metal Packaging SA	15,369	63,013
Greif, Inc., Class A	3,689	249,745
Greif, Inc., Class B	701	52,358
Myers Industries, Inc.	4,720	88,358
O-I Glass, Inc.*	17,201	253,887
Ranpak Holdings Corp., Class A*	7,588	41,051
TriMas Corp.	4,681	165,941

		914,353

Metals & Mining (3.4%)
Alpha Metallurgical Resources, Inc.*	1,215	242,854
American Battery Technology Co. (x)*	7,518	25,110
Ascent Industries Co.*	1,090	17,647
Caledonia Mining Corp. plc	2,436	63,750
Coeur Mining, Inc.*	47,128	840,292
Commercial Metals Co.	16,313	1,129,186
Compass Minerals International, Inc.*	1,360	26,710
Constellium SE*	12,719	239,753
Critical Metals Corp. (x)*	4,063	28,197
Ferroglobe plc	17,920	83,149
Friedman Industries, Inc.	990	20,285
Hecla Mining Co.	71,369	1,369,571
Ivanhoe Electric, Inc.*	2,327	37,186
Kaiser Aluminum Corp.	1,113	127,839
Materion Corp.	2,462	306,076
Mesabi Trust	170,184	6,555,488
Metallus, Inc.*	5,565	95,495
Novagold Resources, Inc.*	2,992	27,885
Olympic Steel, Inc.	1,459	62,423
Ryerson Holding Corp.	4,104	103,257
SSR Mining, Inc.*	29,917	655,781
SunCoke Energy, Inc.	12,723	91,606
Tredegar Corp.*	4,338	31,147
USA Rare Earth, Inc. (x)*	6,512	77,493
Warrior Met Coal, Inc.	7,671	676,352
Wheaton Precious Metals Corp.	2,000	235,040
Worthington Steel, Inc.	4,935	170,850

		13,340,422

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	2,247	39,098
Magnera Corp.*	4,856	73,520
Sylvamo Corp.	3,660	176,229

		288,847

Total Materials		17,832,521

Real Estate (9.6%)
Diversified REITs (0.6%)
Alexander & Baldwin, Inc. (REIT)	10,712	221,096
Alpine Income Property Trust, Inc. (REIT)	1,859	31,082
American Assets Trust, Inc. (REIT)	7,813	147,900
Armada Hoffler Properties, Inc. (REIT)	12,068	79,890
Broadstone Net Lease, Inc. (REIT)	28,118	488,410
CTO Realty Growth, Inc. (REIT)	4,439	81,722
Essential Properties Realty Trust, Inc. (REIT)	29,475	874,229
Gladstone Commercial Corp. (REIT)	5,364	57,234
Global Net Lease, Inc. (REIT)	29,720	255,592

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Modiv Industrial, Inc. (REIT), Class C (x)	1,500	$21,585
NexPoint Diversified Real Estate Trust (REIT)	5,674	21,731

		2,280,471

Health Care REITs (0.9%)
American Healthcare REIT, Inc. (REIT)	16,188	761,807
CareTrust REIT, Inc. (REIT)	29,902	1,081,256
Community Healthcare Trust, Inc. (REIT)	3,943	64,744
Diversified Healthcare Trust (REIT)	32,160	155,976
Global Medical REIT, Inc. (REIT)	1,898	64,039
LTC Properties, Inc. (REIT)	6,790	233,440
National Health Investors, Inc. (REIT)	5,403	412,627
Sabra Health Care REIT, Inc. (REIT)	35,372	669,946
Sila Realty Trust, Inc. (REIT)	8,203	191,212
Universal Health Realty Income Trust (REIT)	326	12,783

		3,647,830

Hotel & Resort REITs (0.4%)
Apple Hospitality REIT, Inc. (REIT)	33,669	398,978
Braemar Hotels & Resorts, Inc. (REIT) (x)	7,592	21,789
Chatham Lodging Trust (REIT)	6,850	46,649
DiamondRock Hospitality Co. (REIT)	13,114	117,501
Pebblebrook Hotel Trust (REIT)	17,252	195,293
RLJ Lodging Trust (REIT)	20,237	150,766
Service Properties Trust (REIT)	21,066	38,761
Summit Hotel Properties, Inc. (REIT)	15,607	76,006
Sunstone Hotel Investors, Inc. (REIT)	24,895	222,561
Xenia Hotels & Resorts, Inc. (REIT)	11,958	169,086

		1,437,390

Industrial REITs (0.4%)
Industrial Logistics Properties Trust (REIT)	7,725	42,797
Innovative Industrial Properties, Inc. (REIT)	4,087	193,560
LXP Industrial Trust (REIT)	8,545	423,661
One Liberty Properties, Inc. (REIT)	2,941	59,673
Plymouth Industrial REIT, Inc. (REIT)	6,184	135,306
Terreno Realty Corp. (REIT)	15,119	887,636

		1,742,633

Office REITs (0.5%)
Brandywine Realty Trust (REIT)	25,961	75,806
City Office REIT, Inc. (REIT)	6,341	44,323
COPT Defense Properties (REIT)	16,904	469,931
Douglas Emmett, Inc. (REIT)	23,761	261,133
Easterly Government Properties, Inc. (REIT), Class A	6,178	130,912
Empire State Realty Trust, Inc. (REIT), Class A	21,078	137,428
Franklin Street Properties Corp. (REIT)	13,546	12,812
Hudson Pacific Properties, Inc. (REIT)*	7,748	83,911
JBG SMITH Properties (REIT)	8,764	149,076
NET Lease Office Properties (REIT)	2,263	58,363
Peakstone Realty Trust (REIT)	5,639	80,920
Piedmont Realty Trust, Inc. (REIT)	18,243	152,147
Postal Realty Trust, Inc. (REIT), Class A	3,428	55,328
SL Green Realty Corp. (REIT)	10,596	486,038

		2,198,128

Real Estate Management & Development (5.0%)
American Realty Investors, Inc. (x)*	237	3,806
Anywhere Real Estate, Inc.*	15,716	222,538
Cushman & Wakefield Ltd.*	23,222	375,964
Douglas Elliman, Inc.*	12,369	29,314
DREAM Unlimited Corp., Class A	194,600	2,703,189
Forestar Group, Inc.*	2,870	70,688
FRP Holdings, Inc.*	1,935	44,099
Howard Hughes Holdings, Inc.*	24,700	1,970,319
Kennedy-Wilson Holdings, Inc.	17,585	170,047
Landbridge Co. LLC, Class A	257,974	12,638,146
Logistic Properties of The Americas*	420	1,147
Marcus & Millichap, Inc.	3,522	96,115
Newmark Group, Inc., Class A	21,914	379,989
RE/MAX Holdings, Inc., Class A*	3,332	25,290
RMR Group, Inc. (The), Class A (x)	2,236	33,316
Seaport Entertainment Group, Inc. (x)*	5,060	100,036
Stratus Properties, Inc.*	1,120	27,082
Tejon Ranch Co.*	69,867	1,101,803
Transcontinental Realty Investors, Inc.*	327	19,169

		20,012,057

Residential REITs (0.5%)
Apartment Investment and Management Co. (REIT), Class A	8,687	51,601
BRT Apartments Corp. (REIT)	1,862	27,371
Centerspace (REIT)	2,448	163,331
Clipper Realty, Inc. (REIT)	2,260	8,633
Elme Communities (REIT)	13,232	230,237
Equity LifeStyle Properties, Inc. (REIT)	8,700	527,307
Independence Realty Trust, Inc. (REIT)	35,081	613,216
NexPoint Residential Trust, Inc. (REIT)	2,357	70,946
Veris Residential, Inc. (REIT)	11,006	163,769

		1,856,411

Retail REITs (1.0%)
Acadia Realty Trust (REIT)	19,508	400,694
CBL & Associates Properties, Inc. (REIT)	693	25,641
Curbline Properties Corp. (REIT)	14,476	335,988
FrontView REIT, Inc. (REIT) (x)	2,754	40,649
Getty Realty Corp. (REIT)	7,826	214,198
InvenTrust Properties Corp. (REIT)	11,536	325,431
Kite Realty Group Trust (REIT)	32,229	772,529
Macerich Co. (The) (REIT)	37,584	693,801
NETSTREIT Corp. (REIT) (x)	9,426	166,275
Phillips Edison & Co., Inc. (REIT)	15,357	546,248
SITE Centers Corp. (REIT)	7,317	46,975
Tanger, Inc. (REIT)	1,732	57,797
Urban Edge Properties (REIT)	18,886	362,422
Whitestone REIT (REIT)	7,033	97,688

		4,086,336

Specialized REITs (0.3%)
Farmland Partners, Inc. (REIT)	5,759	55,805
Four Corners Property Trust, Inc. (REIT)	15,005	346,015

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Gladstone Land Corp. (REIT) (x)	5,419	$49,584
PotlatchDeltic Corp. (REIT)	10,795	429,425
Safehold, Inc. (REIT)	8,142	111,464
Smartstop Self Storage REIT, Inc. (REIT)	4,519	139,818

		1,132,111

Total Real Estate		38,393,367

Utilities (5.3%)
Electric Utilities (3.2%)
Genie Energy Ltd., Class B	2,690	37,068
Hawaiian Electric Industries, Inc. (x)*	769,837	9,468,995
MGE Energy, Inc.	2,667	209,146
Oklo, Inc., Class A (x)*	12,263	879,993
Otter Tail Corp.	5,283	426,919
Portland General Electric Co.	16,689	800,905
TXNM Energy, Inc.	14,854	874,604

		12,697,630

Gas Utilities (1.1%)
Brookfield Infrastructure Corp., Class A	17,713	804,170
Chesapeake Utilities Corp.	2,242	279,712
New Jersey Resources Corp.	14,885	686,496
Northwest Natural Holding Co.	6,022	281,468
ONE Gas, Inc.	8,842	683,045
RGC Resources, Inc.	1,254	26,710
Rubis SCA	6,800	256,203
Southwest Gas Holdings, Inc.	9,549	764,111
Spire, Inc.	8,591	710,476

		4,492,391

Independent Power and Renewable Electricity Producers (0.3%)
Hallador Energy Co.*	384	7,312
Montauk Renewables, Inc.*	8,648	14,442
Ormat Technologies, Inc.	9,006	994,893

		1,016,647

Multi-Utilities (0.5%)
Avista Corp.	12,015	463,058
Black Hills Corp.	10,865	754,248
Northwestern Energy Group, Inc.	9,184	592,736
Unitil Corp.	2,412	116,837

		1,926,879

Water Utilities (0.2%)
American States Water Co.	1,936	140,321
California Water Service Group	8,848	383,384
Consolidated Water Co. Ltd.	1,576	55,617
H2O America	4,839	237,063
Middlesex Water Co.	2,185	110,168
Pure Cycle Corp.*	2,954	32,464
York Water Co. (The) (x)	1,679	53,459

		1,012,476

Total Utilities		21,146,023

Total Common Stocks (95.4%) (Cost $252,032,856)		381,405,079

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	237	—
Chinook Therapeutics, Inc., CVR *	6,337	1,267
Icosavax, Inc., CVR *	3,924	1,177
Sanofi Aatd, Inc., CVR (r)*	1,653	803

		3,247

Life Sciences Tools & Services (0.0%)
OmniAb, Inc., expiring 11/1/27 (r)(x)*	1,612	—

Total Rights (0.0%)† (Cost $1,715)		3,247

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Pulse Biosciences, Inc., expiring 6/27/29 (x)* (Cost $—)	168	229

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (4.5%)
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	3,368,949	3,368,949
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	14,379,575	14,385,326

Total Investment Companies		17,754,275

Total Short-Term Investments (4.5%) (Cost $17,754,762)		17,754,275

Total Investments in Securities (99.9%) (Cost $269,789,333)		399,162,830
Other Assets Less Liabilities (0.1%)		456,948

Net Assets (100%)		$399,619,778

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025, the market value or fair value, as applicable, of these securities amounted to $86,450 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $26,578,243. This was collateralized by $24,283,910 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.750%, maturing 1/15/26 – 8/15/55 and by cash of $3,368,949 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
Associated Capital Group, Inc., Class A	46,500	2,055,570	—	(487,157)	79,622	109,665	1,757,700	10,090	—

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	11	3/2026	USD	1,373,900	(35,531)

					(35,531)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$12,568,357	$531,040	$—		$13,099,397
Consumer Discretionary	58,553,451	—	—		58,553,451
Consumer Staples	9,329,855	—	—		9,329,855
Energy	57,426,942	—	—		57,426,942
Financials	65,545,066	—	—	(a)	65,545,066
Health Care	22,551,133	—	—	(a)	22,551,133
Industrials	50,677,028	11,106,972	—		61,784,000
Information Technology	15,743,324	—	—		15,743,324
Materials	17,832,521	—	—		17,832,521
Real Estate	38,393,367	—	—		38,393,367
Utilities	20,889,820	256,203	—		21,146,023
Rights
Health Care	—	2,444	803		3,247
Short-Term Investments
Investment Companies	17,754,275	—	—		17,754,275

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Warrants
Health Care	$—	$229	$—	$229

Total Assets	$387,265,139	$11,896,888	$803	$399,162,830

Liabilities:
Futures	$(35,531)	$—	$—	$(35,531)

Total Liabilities	$(35,531)	$—	$—	$(35,531)

Total	$387,229,608	$11,896,888	$803	$399,127,299

(a)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(35,531	)*

Total		$(35,531)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(2,462)	$(2,462)

Total	$(2,462)	$(2,462)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$5,380	$5,380

Total	$5,380	$5,380

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$1,143,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$79,976,899
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$121,337,752

During the year ended December 31, 2025, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 28%)*	Net Proceeds of Sales and Redemptions (affiliated 28%)*	Net Realized Gain (Loss)
$22,089,072	$33,775,678	$9,910,597

* Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$165,214,369
Aggregate gross unrealized depreciation	(39,610,006)

Net unrealized appreciation	$125,604,363

Federal income tax cost of investments in securities and derivative instruments, if applicable	$273,522,936

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $1,380,268)	$1,757,700
Unaffiliated Issuers (Cost $268,409,065)	397,405,130
Cash	3,611,712
Cash held as collateral at broker for futures	105,800
Dividends, interest and other receivables	428,779
Receivable for Portfolio shares sold	100,024
Securities lending income receivable	11,475
Other assets	1,705

Total assets	403,422,325

LIABILITIES
Payable for return of collateral on securities loaned	3,368,949
Investment management fees payable	182,238
Payable for Portfolio shares repurchased	62,808
Distribution fees payable – Class IB	55,796
Administrative fees payable	42,603
Payable for securities purchased	13,587
Due to broker for futures variation margin	10,366
Accrued expenses	66,200

Total liabilities	3,802,547

Commitments and contingent liabilities^
NET ASSETS	$399,619,778

Net assets were comprised of:
Paid in capital	$272,675,463
Total distributable earnings (loss)	126,944,315

Net assets	$399,619,778

Class IB
Net asset value, offering and redemption price per share, $259,639,921 / 23,294,381 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.15

Class K
Net asset value, offering and redemption price per share, $139,979,857 / 12,567,181 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.14

(x)	Includes value of securities on loan of $26,578,243.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends ($10,090 of dividend income received from affiliates) (net of $54,316 foreign withholding tax)	$7,625,631
Interest	141,011
Securities lending (net)	323,012

Total income	8,089,654

EXPENSES
Investment management fees	3,244,983
Distribution fees – Class IB	646,168
Administrative fees	506,652
Professional fees	140,200
Custodian fees	125,199
Printing and mailing expenses	35,074
Trustees’ fees	14,246
Miscellaneous	11,125

Gross expenses	4,723,647
Less: Waiver from investment manager	(427,436)

Net expenses	4,296,211

NET INVESTMENT INCOME (LOSS)	3,793,443

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($79,622 realized gain (loss) from affiliates)	25,975,981
Futures contracts	(2,462)
Foreign currency transactions	6,126

Net realized gain (loss)	25,979,645

Change in unrealized appreciation (depreciation) on:
Investments in securities ($109,665 of change in unrealized appreciation (depreciation) from affiliates)	(5,927,664)
Futures contracts	5,380
Foreign currency translations	126

Net change in unrealized appreciation (depreciation)	(5,922,158)

NET REALIZED AND UNREALIZED GAIN (LOSS)	20,057,487

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,850,930

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,793,443	$4,943,375
Net realized gain (loss)	25,979,645	45,696,371
Net change in unrealized appreciation (depreciation)	(5,922,158)	25,319,875

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	23,850,930	75,959,621

Distributions to shareholders:
Class IB	(30,294,976)	(19,939,314)
Class K	(16,817,734)	(12,610,563)

Total distributions to shareholders	(47,112,710)	(32,549,877)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,786,012 and 1,539,657 shares, respectively ]	21,221,679	18,029,541
Capital shares issued in reinvestment of dividends and distributions [ 2,588,006 and 1,613,089 shares, respectively ]	30,294,976	19,939,314
Capital shares repurchased [ (2,925,759) and (2,622,828) shares, respectively ]	(34,768,736)	(30,173,877)

Total Class IB transactions	16,747,919	7,794,978

Class K
Capital shares sold [ 4,572 and 11,661 shares, respectively ]	53,755	136,661
Capital shares issued in reinvestment of dividends and distributions [ 1,437,653 and 1,020,948 shares, respectively ]	16,817,734	12,610,563
Capital shares repurchased [ (2,220,418) and (2,262,413) shares, respectively ]	(26,322,295)	(27,135,138)

Total Class K transactions	(9,450,806)	(14,387,914)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	7,297,113	(6,592,936)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,964,667)	36,816,808
NET ASSETS:
Beginning of year	415,584,445	378,767,637

End of year	$399,619,778	$415,584,445

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2025	2024		2023	2022		2021
Net asset value, beginning of year	$11.81	$10.56		$11.08	$12.11		$10.32

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.13	(2)	0.09	0.09	(1)	0.03
Net realized and unrealized gain (loss)	0.65	2.10		0.47	(0.05)		3.87

Total from investment operations	0.75	2.23		0.56	0.04		3.90

Less distributions:
Dividends from net investment income	(0.14)	(0.17)		(0.12)	(0.05)		(0.15)
Distributions from net realized gains	(1.27)	(0.81)		(0.96)	(1.02)		(1.96)

Total dividends and distributions	(1.41)	(0.98)		(1.08)	(1.07)		(2.11)

Net asset value, end of year	$11.15	$11.81		$10.56	$11.08		$12.11

Total return	6.11%	20.75%		5.79%	0.07%		38.52%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$259,640	$258,054		$225,045	$225,840		$235,844
Ratio of expenses to average net assets:
After waivers (f)	1.15%	1.15%		1.15%	1.15%		1.15%
Before waivers (f)	1.26%	1.24%		1.29%	1.23%		1.21%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.84%	1.15	%(bb)	0.87%	0.80	%(aa)	0.23%
Before waivers (f)	0.74%	1.06	%(bb)	0.72%	0.72	%(aa)	0.16%
Portfolio turnover rate^	20%	23%		15%	20%		22%

Class K	Year Ended December 31,
	2025	2024		2023	2022		2021
Net asset value, beginning of year	$11.80	$10.55		$11.07	$12.10		$10.30

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13	0.16	(2)	0.12	0.12	(1)	0.06
Net realized and unrealized gain (loss)	0.65	2.10		0.47	(0.05)		3.88

Total from investment operations	0.78	2.26		0.59	0.07		3.94

Less distributions:
Dividends from net investment income	(0.17)	(0.20)		(0.15)	(0.08)		(0.18)
Distributions from net realized gains	(1.27)	(0.81)		(0.96)	(1.02)		(1.96)

Total dividends and distributions	(1.44)	(1.01)		(1.11)	(1.10)		(2.14)

Net asset value, end of year	$11.14	$11.80		$10.55	$11.07		$12.10

Total return	6.37%	21.03%		6.04%	0.31%		39.02%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$139,980	$157,530		$153,723	$162,923		$196,357
Ratio of expenses to average net assets:
After waivers (f)	0.90%	0.90%		0.90%	0.90%		0.90%
Before waivers (f)	1.00%	0.99%		1.04%	0.98%		0.96%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.10%	1.39	%(bb)	1.11%	1.03	%(aa)	0.45%
Before waivers (f)	1.00%	1.30	%(bb)	0.97%	0.96	%(aa)	0.38%
Portfolio turnover rate^	20%	23%		15%	20%		22%
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.08 and $0.11 for Class IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.11 and $0.14 for Class IB and Class K, respectively.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.21% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.18% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.6%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	29,767	$739,412
Deutsche Telekom AG (Registered)	19,166	623,011
Koninklijke KPN NV	187,684	876,971
NTT, Inc.	582,500	586,442
Singapore Telecommunications Ltd.	263,000	930,955
Swisscom AG (Registered)	532	386,525
Telstra Group Ltd.	184,009	598,028
Verizon Communications, Inc.	42,552	1,733,143

		6,474,487

Entertainment (0.4%)
Electronic Arts, Inc.	7,410	1,514,085

Interactive Media & Services (4.9%)
Alphabet, Inc., Class A	47,425	14,844,025
Meta Platforms, Inc., Class A	5,226	3,449,630

		18,293,655

Wireless Telecommunication Services (0.6%)
SoftBank Corp.	707,000	969,507
T-Mobile US, Inc.	5,964	1,210,931

		2,180,438

Total Communication Services		28,462,665

Consumer Discretionary (8.3%)
Automobile Components (0.2%)
Bridgestone Corp.	34,800	780,689

Automobiles (1.0%)
Tesla, Inc.*	8,470	3,809,128

Broadline Retail (2.8%)
Amazon.com, Inc.*	29,720	6,859,970
Dollarama, Inc.	14,022	2,095,715
eBay, Inc.	4,681	407,715
Wesfarmers Ltd.	22,284	1,205,908

		10,569,308

Hotels, Restaurants & Leisure (1.7%)
Aristocrat Leisure Ltd.	17,514	680,006
Booking Holdings, Inc.	311	1,665,508
Darden Restaurants, Inc.	3,397	625,116
Lottery Corp. Ltd. (The)	175,394	603,974
McDonald’s Corp.	3,981	1,216,713
Restaurant Brands International, Inc.	6,100	416,251
Yum! Brands, Inc.	7,917	1,197,684

		6,405,252

Household Durables (0.2%)
Garmin Ltd.	2,062	418,277
Sony Group Corp.	17,600	452,135

		870,412

Specialty Retail (2.2%)
Fast Retailing Co. Ltd.	1,400	508,912
Home Depot, Inc. (The)	5,700	1,961,370
O’Reilly Automotive, Inc.*	17,802	1,623,721
Ross Stores, Inc.	2,774	499,708
TJX Cos., Inc. (The)	21,822	3,352,077
Tractor Supply Co.	8,000	400,080

		8,345,868

Textiles, Apparel & Luxury Goods (0.2%)
LVMH Moet Hennessy Louis Vuitton SE	668	506,347

Total Consumer Discretionary		31,287,004

Consumer Staples (10.7%)
Beverages (2.5%)
Anheuser-Busch InBev SA/NV	7,741	499,437
Coca-Cola Co. (The)	42,234	2,952,579
Diageo plc	33,069	714,766
Keurig Dr Pepper, Inc.	28,287	792,319
Monster Beverage Corp.*	8,200	628,694
PepsiCo, Inc.	26,144	3,752,187

		9,339,982

Consumer Staples Distribution & Retail (3.6%)
Alimentation Couche-Tard, Inc.	9,242	504,740
Coles Group Ltd.	35,880	513,370
Costco Wholesale Corp.	4,930	4,251,336
Empire Co. Ltd., Class A	17,221	598,729
George Weston Ltd.	10,500	724,378
Koninklijke Ahold Delhaize NV	12,001	491,792
Kroger Co. (The)	8,100	506,088
Loblaw Cos. Ltd.	18,800	849,907
Metro, Inc., Class A	7,900	568,607
Sysco Corp.	5,721	421,580
Tesco plc	105,597	628,856
Walmart, Inc.	28,529	3,178,416
Woolworths Group Ltd.	24,133	473,170

		13,710,969

Food Products (1.3%)
Chocoladefabriken Lindt & Spruengli AG	32	468,224
Danone SA	9,011	813,079
Hershey Co. (The)	4,900	891,702
Magnum Ice Cream Co. NV (The) (Amsterdam Stock Exchange)*	1,696	27,139
Magnum Ice Cream Co. NV (The) (London Stock Exchange) (x)*	2,061	32,712
Mondelez International, Inc., Class A	16,235	873,930
Nestle SA (Registered)	9,940	988,102
Orkla ASA	62,988	702,991

		4,797,879

Household Products (2.4%)
Church & Dwight Co., Inc.	8,122	681,030
Colgate-Palmolive Co.	30,113	2,379,529
Henkel AG & Co. KGaA (Preference) (q)	11,807	965,463
Kimberly-Clark Corp.	10,800	1,089,612
Procter & Gamble Co. (The)	27,739	3,975,276

		9,090,910

Personal Care Products (0.9%)
Kao Corp.	22,500	899,339
L’Oreal SA	2,805	1,208,474
Unilever plc (x)	16,702	1,093,702

		3,201,515

Total Consumer Staples		40,141,255

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Energy (1.0%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	9,330	$424,888

Oil, Gas & Consumable Fuels (0.9%)
Cheniere Energy, Inc.	2,843	552,651
Eni SpA	25,999	493,142
Equinor ASA	34,266	805,659
Equinor ASA (ADR)	14,893	351,922
TC Energy Corp.	8,895	489,807
Williams Cos., Inc. (The)	11,477	689,882

		3,383,063

Total Energy		3,807,951

Financials (22.0%)
Banks (5.4%)
Bank of Montreal	4,363	566,613
Bank of Nova Scotia (The)	24,858	1,833,358
CaixaBank SA	42,103	516,813
Canadian Imperial Bank of Commerce	24,278	2,200,948
DBS Group Holdings Ltd.	33,660	1,475,866
DNB Bank ASA	29,838	833,274
Intesa Sanpaolo SpA	103,449	719,835
JPMorgan Chase & Co.	7,628	2,457,894
National Bank of Canada	8,646	1,087,309
Nordea Bank Abp (Aquis Stock Exchange)	37,103	701,361
Nordea Bank Abp (Turquoise Stock Exchange)(x)	33,032	624,115
Oversea-Chinese Banking Corp. Ltd.	76,900	1,182,157
Royal Bank of Canada	27,007	4,604,108
Sumitomo Mitsui Financial Group, Inc.	16,500	531,004
Svenska Handelsbanken AB, Class A	34,845	508,491
UniCredit SpA	6,410	534,243

		20,377,389

Capital Markets (3.9%)
Ameriprise Financial, Inc.	1,000	490,340
Bank of New York Mellon Corp. (The)	12,800	1,485,952
Cboe Global Markets, Inc.	6,955	1,745,705
Charles Schwab Corp. (The)	9,066	905,784
CME Group, Inc.	9,607	2,623,480
Deutsche Boerse AG	6,178	1,624,148
Intercontinental Exchange, Inc.	11,062	1,791,602
Moody’s Corp.	1,000	510,850
Nasdaq, Inc.	13,500	1,311,255
S&P Global, Inc.	1,887	986,127
Singapore Exchange Ltd.	33,900	447,288
TMX Group Ltd.	15,500	589,825

		14,512,356

Consumer Finance (0.3%)
American Express Co.	3,498	1,294,085

Financial Services (3.6%)
Berkshire Hathaway, Inc., Class B*	6,130	3,081,245
Jack Henry & Associates, Inc.	2,600	474,448
Mastercard, Inc., Class A	7,222	4,122,895
Poste Italiane SpA (m)(x)	33,001	833,054
Visa, Inc., Class A	14,578	5,112,650

		13,624,292

Insurance (8.8%)
Aflac, Inc.	16,100	1,775,347
Allianz SE (Registered)	5,190	2,381,772
Allstate Corp. (The)	5,678	1,181,876
American International Group, Inc.	6,371	545,039
Aon plc, Class A	2,792	985,241
Chubb Ltd.	8,857	2,764,447
Fairfax Financial Holdings Ltd.	424	808,085
Generali	12,272	515,588
Gjensidige Forsikring ASA	24,351	729,564
Great-West Lifeco, Inc.	17,443	860,236
Hannover Rueck SE	2,335	730,477
Hartford Insurance Group, Inc. (The)	11,900	1,639,820
Intact Financial Corp.	5,700	1,186,595
Loews Corp.	12,300	1,295,313
Marsh & McLennan Cos., Inc.	3,017	559,714
Medibank Pvt. Ltd.	185,639	593,415
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,258	1,491,855
Power Corp. of Canada (x)	19,200	1,020,466
Progressive Corp. (The)	8,778	1,998,926
QBE Insurance Group Ltd.	51,545	684,187
Sampo OYJ, Class A	101,955	1,237,715
Sompo Holdings, Inc.	18,400	626,803
Sun Life Financial, Inc.	15,700	980,056
Suncorp Group Ltd.	30,910	364,081
Swiss Re AG	2,383	399,674
Tokio Marine Holdings, Inc.	15,900	590,464
Travelers Cos., Inc. (The)	7,189	2,085,241
Tryg A/S	19,749	517,368
Willis Towers Watson plc	1,709	561,577
Zurich Insurance Group AG	2,783	2,114,391

		33,225,333

Total Financials		83,033,455

Health Care (8.4%)
Biotechnology (0.6%)
Amgen, Inc.	2,957	967,856
Gilead Sciences, Inc.	9,653	1,184,809

		2,152,665

Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	20,405	2,556,542
Becton Dickinson & Co.	4,965	963,558
Boston Scientific Corp.*	22,548	2,149,952
Hoya Corp.	3,200	483,861
Medtronic plc	17,130	1,645,508
ResMed, Inc.	1,843	443,923
STERIS plc	1,820	461,406
Stryker Corp.	3,250	1,142,278

		9,847,028

Health Care Providers & Services (1.2%)
Cencora, Inc.	4,777	1,613,432
Fresenius SE & Co. KGaA	8,780	505,388
HCA Healthcare, Inc.	1,582	738,573
McKesson Corp.	1,897	1,556,090

		4,413,483

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Health Care Technology (0.1%)
Veeva Systems, Inc., Class A*	2,283	$509,634

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	3,554	483,593
Danaher Corp.	2,166	495,840
Mettler-Toledo International, Inc.*	600	836,514

		1,815,947

Pharmaceuticals (3.4%)
Bristol-Myers Squibb Co.	31,455	1,696,682
Eli Lilly & Co.	1,103	1,185,372
Johnson & Johnson	15,886	3,287,608
Novartis AG (Registered)	18,803	2,601,703
Roche Holding AG	2,660	1,102,149
Sanofi SA	7,938	771,673
Shionogi & Co. Ltd.	45,700	828,867
Zoetis, Inc.	10,600	1,333,692

		12,807,746

Total Health Care		31,546,503

Industrials (14.0%)
Aerospace & Defense (1.4%)
GE Aerospace	6,154	1,895,617
Howmet Aerospace, Inc.	4,865	997,422
MTU Aero Engines AG	1,177	491,455
Safran SA	1,416	494,898
Singapore Technologies Engineering Ltd.	145,200	951,131
Thales SA	1,840	496,912

		5,327,435

Air Freight & Logistics (0.5%)
Expeditors International of Washington, Inc.	9,000	1,341,090
United Parcel Service, Inc., Class B	5,500	545,545

		1,886,635

Building Products (1.3%)
Allegion plc	6,567	1,045,598
Geberit AG (Registered)	974	761,887
Johnson Controls International plc	11,106	1,329,943
Trane Technologies plc	5,123	1,993,871

		5,131,299

Commercial Services & Supplies (1.1%)
Brambles Ltd.	35,114	538,029
Cintas Corp.	8,813	1,657,461
Republic Services, Inc.	2,974	630,280
Secom Co. Ltd.	35,000	1,245,244

		4,071,014

Construction & Engineering (0.6%)
ACS Actividades de Construccion y Servicios SA	5,006	499,177
EMCOR Group, Inc.	717	438,654
Stantec, Inc.	6,294	593,930
WSP Global, Inc.	5,245	949,683

		2,481,444

Electrical Equipment (0.9%)
ABB Ltd. (Registered)	15,591	1,165,634
Eaton Corp. plc	5,262	1,676,000
Mitsubishi Electric Corp.	16,400	480,043

		3,321,677

Ground Transportation (0.6%)
Central Japan Railway Co.	34,300	949,688
Union Pacific Corp.	5,701	1,318,755

		2,268,443

Industrial Conglomerates (0.6%)
Honeywell International, Inc.	11,370	2,218,173

Machinery (3.7%)
Atlas Copco AB, Class A	27,051	487,896
Caterpillar, Inc.	3,815	2,185,499
Cummins, Inc.	1,089	555,880
FANUC Corp. (x)	17,000	660,291
GEA Group AG	15,488	1,052,047
Illinois Tool Works, Inc.	11,300	2,783,190
Kone OYJ, Class B	8,843	629,357
Otis Worldwide Corp.	12,651	1,105,065
Parker-Hannifin Corp.	1,636	1,437,979
Pentair plc	10,178	1,059,937
Snap-on, Inc.	4,100	1,412,860
Xylem, Inc.	3,515	478,673

		13,848,674

Professional Services (2.4%)
Automatic Data Processing, Inc.	7,808	2,008,452
Booz Allen Hamilton Holding Corp.	5,000	421,800
Broadridge Financial Solutions, Inc.	5,416	1,208,689
Leidos Holdings, Inc.	3,500	631,400
Paychex, Inc.	8,500	953,530
RELX plc	10,385	422,754
Thomson Reuters Corp.	8,863	1,169,615
Verisk Analytics, Inc.	5,600	1,252,664
Wolters Kluwer NV	7,972	827,630

		8,896,534

Trading Companies & Distributors (0.9%)
Fastenal Co.	32,473	1,303,142
ITOCHU Corp.	48,500	611,514
Toromont Industries Ltd.	4,113	497,587
W.W. Grainger, Inc.	900	908,145

		3,320,388

Total Industrials		52,771,716

Information Technology (20.3%)
Communications Equipment (1.1%)
Cisco Systems, Inc.	27,961	2,153,836
Motorola Solutions, Inc.	4,793	1,837,252

		3,991,088

Electronic Equipment, Instruments & Components (0.2%)
CDW Corp.	4,900	667,380

IT Services (1.1%)
Accenture plc, Class A	8,518	2,285,380
Fujitsu Ltd.	22,100	610,769
International Business Machines Corp.	1,819	538,806

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
VeriSign, Inc.	3,000	$728,850

		4,163,805

Semiconductors & Semiconductor Equipment (7.0%)
Analog Devices, Inc.	1,742	472,430
ASML Holding NV (Registered) (ADR)	434	464,319
Broadcom, Inc.	14,820	5,129,202
KLA Corp.	1,151	1,398,557
NVIDIA Corp.	94,735	17,668,078
QUALCOMM, Inc.	6,638	1,135,430

		26,268,016

Software (6.0%)
Autodesk, Inc.*	2,355	697,104
Constellation Software, Inc.	370	889,962
Intuit, Inc.	1,782	1,180,432
Microsoft Corp.	31,609	15,286,745
Palo Alto Networks, Inc.*	2,489	458,474
Roper Technologies, Inc.	2,300	1,023,799
Salesforce, Inc.	7,109	1,883,245
SAP SE	1,790	438,287
ServiceNow, Inc.*	5,680	870,119

		22,728,167

Technology Hardware, Storage & Peripherals (4.9%)
Apple, Inc.	60,564	16,464,929
Dell Technologies, Inc., Class C	4,831	608,126
NetApp, Inc.	3,766	403,301
Seagate Technology Holdings plc	3,760	1,035,467

		18,511,823

Total Information Technology		76,330,279

Materials (2.4%)
Chemicals (1.6%)
Air Liquide SA	2,867	539,964
Corteva, Inc.	8,766	587,585
Ecolab, Inc.	7,590	1,992,527
Givaudan SA (Registered)	280	1,112,082
Nitto Denko Corp.	33,000	782,654
Sherwin-Williams Co. (The)	3,725	1,207,012

		6,221,824

Metals & Mining (0.8%)
Franco-Nevada Corp.	4,458	924,080
Newmont Corp.	8,286	827,357
Wheaton Precious Metals Corp.	9,652	1,134,710

		2,886,147

Total Materials		9,107,971

Real Estate (1.2%)
Real Estate Management & Development (0.3%)
Daito Trust Construction Co. Ltd.	20,500	390,788
Daiwa House Industry Co. Ltd.	10,800	358,391
Mitsui Fudosan Co. Ltd.	40,600	461,493

		1,210,672

Residential REITs (0.6%)
AvalonBay Communities, Inc. (REIT)	4,795	869,382
Equity Residential (REIT)	9,300	586,272
Essex Property Trust, Inc. (REIT)	1,700	444,856
Mid-America Apartment Communities, Inc. (REIT)	3,300	458,403

		2,358,913

Specialized REITs (0.3%)
American Tower Corp. (REIT)	2,654	465,963
Equinix, Inc. (REIT)	657	503,367

		969,330

Total Real Estate		4,538,915

Utilities (3.6%)
Electric Utilities (1.8%)
Enel SpA	102,593	1,070,276
Eversource Energy	9,298	626,034
Exelon Corp.	26,699	1,163,809
Hydro One Ltd. (m)	17,164	683,284
Iberdrola SA	70,995	1,540,596
Redeia Corp. SA	31,834	567,530
Terna-Rete Elettrica Nazionale	99,482	1,058,515

		6,710,044

Gas Utilities (0.5%)
Atmos Energy Corp.	8,604	1,442,289
Osaka Gas Co. Ltd.	15,800	547,714

		1,990,003

Multi-Utilities (1.3%)
Consolidated Edison, Inc.	14,800	1,469,936
E.ON SE	55,801	1,057,434
National Grid plc	71,216	1,095,790
Public Service Enterprise Group, Inc.	8,400	674,520
Sempra	8,259	729,187

		5,026,867

Total Utilities		13,726,914

Total Common Stocks (99.5%) (Cost $251,323,921)		374,754,628

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40 (r)* (Cost $—)	200	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.2%)
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	1,274	1,274
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	753,045	753,346

Total Investment Companies		754,620

Total Short-Term Investments (0.2%) (Cost $754,620)		754,620

Total Investments in Securities (99.7%) (Cost $252,078,541)		375,509,248
Other Assets Less Liabilities (0.3%)		987,894

Net Assets (100%)		$376,497,142

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025, the market value or fair value, as applicable, of these securities amounted to $1,516,338 or 0.4% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $2,383,291. This was collateralized by $2,514,287 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 1/15/26 – 8/15/55 and by cash of $1,274 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$23,491,226	$4,971,439	$—		$28,462,665
Consumer Discretionary	26,549,033	4,737,971	—		31,287,004
Consumer Staples	29,620,639	10,520,616	—		40,141,255
Energy	2,509,150	1,298,801	—		3,807,951
Financials	59,524,452	23,509,003	—		83,033,455
Health Care	25,252,862	6,293,641	—		31,546,503
Industrials	40,006,129	12,765,587	—		52,771,716
Information Technology	75,281,223	1,049,056	—		76,330,279
Materials	6,673,271	2,434,700	—		9,107,971
Real Estate	3,328,243	1,210,672	—		4,538,915
Utilities	6,789,059	6,937,855	—		13,726,914
Short-Term Investments
Investment Companies	754,620	—	—		754,620
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$299,779,907	$75,729,341	$—		$375,509,248

Total Liabilities	$—	$—	$—		$—

Total	$299,779,907	$75,729,341	$—		$375,509,248

(a)	Value is zero.

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$106,689,878
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$137,502,895

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$128,479,954
Aggregate gross unrealized depreciation	(5,059,814)

Net unrealized appreciation	$123,420,140

Federal income tax cost of investments in securities and derivative instruments, if applicable	$252,089,108

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $252,078,541)	$375,509,248
Cash	465,000
Foreign cash (Cost $44,241)	44,340
Dividends, interest and other receivables	996,740
Receivable for Portfolio shares sold	40,005
Securities lending income receivable	2,474
Other assets	1,547

Total assets	377,059,354

LIABILITIES
Investment management fees payable	220,421
Payable for Portfolio shares repurchased	148,113
Distribution fees payable – Class IB	73,542
Administrative fees payable	28,710
Payable for return of collateral on securities loaned	1,274
Accrued expenses	90,152

Total liabilities	562,212

Commitments and contingent liabilities^
NET ASSETS	$376,497,142

Net assets were comprised of:
Paid in capital	$245,839,837
Total distributable earnings (loss)	130,657,305

Net assets	$376,497,142

Class IB
Net asset value, offering and redemption price per share, $346,572,504 / 17,800,521 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.47

Class K
Net asset value, offering and redemption price per share, $29,924,638 / 1,534,133 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.51

(x)	Includes value of securities on loan of $2,383,291.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $343,150 foreign withholding tax)	$6,645,871
Interest	18,727
Securities lending (net)	22,918

Total income	6,687,516

EXPENSES
Investment management fees	2,568,860
Distribution fees – Class IB	840,143
Administrative fees	332,211
Professional fees	101,448
Custodian fees	55,400
Printing and mailing expenses	33,521
Trustees’ fees	12,557
Miscellaneous	19,242

Gross expenses	3,963,382
Less: Waiver from investment manager	(3,384)

Net expenses	3,959,998

NET INVESTMENT INCOME (LOSS)	2,727,518

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	29,060,245
Foreign currency transactions	9,038

Net realized gain (loss)	29,069,283

Change in unrealized appreciation (depreciation) on:
Investments in securities	15,983,981
Foreign currency translations	81,944

Net change in unrealized appreciation (depreciation)	16,065,925

NET REALIZED AND UNREALIZED GAIN (LOSS)	45,135,208

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$47,862,726

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,727,518	$3,068,610
Net realized gain (loss)	29,069,283	27,331,810
Net change in unrealized appreciation (depreciation)	16,065,925	24,834,862

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	47,862,726	55,235,282

Distributions to shareholders:
Class IB	(29,524,758)	(22,834,823)
Class K	(2,643,631)	(2,307,771)

Total distributions to shareholders	(32,168,389)	(25,142,594)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,358,695 and 950,039 shares, respectively ]	27,125,959	17,779,803
Capital shares issued in reinvestment of dividends [ 1,500,986 and 1,181,723 shares, respectively ]	29,524,758	22,834,823
Capital shares repurchased [ (2,836,690) and (2,828,492) shares, respectively ]	(55,742,982)	(53,201,301)

Total Class IB transactions	907,735	(12,586,675)

Class K
Capital shares sold [ 88,768 and 36,540 shares, respectively ]	1,775,292	675,086
Capital shares issued in reinvestment of dividends [ 134,117 and 119,244 shares, respectively ]	2,643,631	2,307,771
Capital shares repurchased [ (398,995) and (385,167) shares, respectively ]	(7,923,947)	(7,328,634)

Total Class K transactions	(3,505,024)	(4,345,777)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,597,289)	(16,932,452)

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,097,048	13,160,236
NET ASSETS:
Beginning of year	363,400,094	350,239,858

End of year	$376,497,142	$363,400,094

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$18.65	$17.15	$15.08	$18.15	$15.83

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	0.15	0.18	0.21	0.19	(aa)
Net realized and unrealized gain (loss)	2.45	2.71	2.30	(2.85)	3.44

Total from investment operations	2.59	2.86	2.48	(2.64)	3.63

Less distributions:
Dividends from net investment income	(0.15)	(0.18)	(0.22)	(0.19)	(0.23)
Distributions from net realized gains	(1.62)	(1.18)	(0.19)	(0.24)	(1.08)

Total dividends and distributions	(1.77)	(1.36)	(0.41)	(0.43)	(1.31)

Net asset value, end of year	$19.47	$18.65	$17.15	$15.08	$18.15

Total return	13.95%	16.44%	16.49%	(14.52)%	23.08%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$346,573	$331,463	$316,924	$296,890	$364,960
Ratio of expenses to average net assets:
After waivers (f)	1.10%	1.10%	1.10%	1.10%	1.10	%(g)
Before waivers (f)	1.10%	1.10%	1.12%	1.11%	1.11	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.72%	0.82%	1.14%	1.32%	1.07	%(bb)
Before waivers (f)	0.72%	0.81%	1.13%	1.31%	1.07	%(bb)
Portfolio turnover rate^	29%	28%	30%	31%	39%

Class K	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$18.67	$17.18	$15.09	$18.17	$15.84

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19	0.20	0.23	0.25	0.23	(aa)
Net realized and unrealized gain (loss)	2.47	2.70	2.31	(2.86)	3.45

Total from investment operations	2.66	2.90	2.54	(2.61)	3.68

Less distributions:
Dividends from net investment income	(0.20)	(0.23)	(0.26)	(0.23)	(0.27)
Distributions from net realized gains	(1.62)	(1.18)	(0.19)	(0.24)	(1.08)

Total dividends and distributions	(1.82)	(1.41)	(0.45)	(0.47)	(1.35)

Net asset value, end of year	$19.51	$18.67	$17.18	$15.09	$18.17

Total return	14.31%	16.62%	16.88%	(14.35)%	23.39%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$29,925	$31,937	$33,315	$32,742	$27,844
Ratio of expenses to average net assets:
After waivers (f)	0.85%	0.85%	0.85%	0.85%	0.85	%(g)
Before waivers (f)	0.85%	0.85%	0.87%	0.86%	0.86	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.98%	1.08%	1.40%	1.58%	1.32	%(bb)
Before waivers (f)	0.98%	1.07%	1.38%	1.56%	1.32	%(bb)
Portfolio turnover rate^	29%	28%	30%	31%	39%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.14 and $0.18 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.29% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (12.3%)
Diversified Telecommunication Services (0.6%)
Lumen Technologies, Inc.*	8,090	$62,859
Verizon Communications, Inc.	37,159	1,513,486

		1,576,345

Entertainment (1.0%)
Electronic Arts, Inc.	2,089	426,845
Walt Disney Co. (The)	15,837	1,801,776
Warner Bros Discovery, Inc.*	20,579	593,087

		2,821,708

Interactive Media & Services (10.6%)
Alphabet, Inc., Class A	51,209	16,028,417
Alphabet, Inc., Class C	43,022	13,500,303
ZoomInfo Technologies, Inc., Class A*	2,704	27,500

		29,556,220

Media (0.1%)
Cable One, Inc.	49	5,530
John Wiley & Sons, Inc., Class A	342	10,475
New York Times Co. (The), Class A	1,359	94,342
Omnicom Group, Inc.	2,765	223,274
Scholastic Corp.	27	800

		334,421

Total Communication Services		34,288,694

Consumer Discretionary (9.1%)
Automobile Components (0.1%)
Aptiv plc*	1,875	142,669
Autoliv, Inc.	657	77,986
BorgWarner, Inc.	1,883	84,848

		305,503

Automobiles (4.1%)
Harley-Davidson, Inc.	1,032	21,146
Lucid Group, Inc., Class A (x)*	1,007	10,644
Rivian Automotive, Inc., Class A*	6,716	132,372
Tesla, Inc.*	24,881	11,189,483

		11,353,645

Broadline Retail (0.0%)†
Kohl’s Corp.	1,117	22,798

Distributors (0.1%)
Genuine Parts Co.	1,235	151,855
LKQ Corp.	2,153	65,021
Pool Corp.	297	67,939

		284,815

Hotels, Restaurants & Leisure (2.4%)
Aramark	2,385	87,911
Booking Holdings, Inc.	284	1,520,914
Choice Hotels International, Inc. (x)	276	26,292
Darden Restaurants, Inc.	1,027	188,988
Domino’s Pizza, Inc.	285	118,794
Hilton Worldwide Holdings, Inc.	2,068	594,033
Marriott International, Inc., Class A	2,030	629,787
McDonald’s Corp.	6,282	1,919,968
Royal Caribbean Cruises Ltd.	2,280	635,937
Starbucks Corp.	10,033	844,879
Vail Resorts, Inc. (x)	314	41,699

		6,609,202

Household Durables (0.2%)
Ethan Allen Interiors, Inc.	235	5,367
Garmin Ltd.	1,456	295,350
La-Z-Boy, Inc.	357	13,305
Meritage Homes Corp.	632	41,586
Mohawk Industries, Inc.*	484	52,901
Newell Brands, Inc.	3,777	14,051
Whirlpool Corp. (x)	528	38,090

		460,650

Leisure Products (0.0%)†
Hasbro, Inc.	1,180	96,760
Mattel, Inc.*	2,965	58,826
Topgolf Callaway Brands Corp.*	827	9,651

		165,237

Specialty Retail (1.9%)
AutoNation, Inc.*	228	47,078
Best Buy Co., Inc.	1,698	113,647
Buckle, Inc. (The)	201	10,737
CarMax, Inc.*	1,308	50,541
GameStop Corp., Class A*	3,908	78,473
Gap, Inc. (The)	2,048	52,429
Home Depot, Inc. (The)	8,763	3,015,348
Lowe’s Cos., Inc.	4,930	1,188,919
Signet Jewelers Ltd.	341	28,262
Tractor Supply Co.	4,712	235,647
Ulta Beauty, Inc.*	399	241,399
Williams-Sonoma, Inc.	1,090	194,663

		5,257,143

Textiles, Apparel & Luxury Goods (0.3%)
Capri Holdings Ltd.*	1,033	25,205
Columbia Sportswear Co.	276	15,205
Deckers Outdoor Corp.*	1,273	131,972
NIKE, Inc., Class B	10,476	667,426
PVH Corp.	379	25,400
Under Armour, Inc., Class A(x)*	2,099	10,432
Under Armour, Inc., Class C*	1,024	4,915
VF Corp.	3,073	55,560
Wolverine World Wide, Inc.	585	10,618

		946,733

Total Consumer Discretionary		25,405,726

Consumer Staples (4.3%)
Beverages (1.6%)
Coca-Cola Co. (The)	35,946	2,512,985
Keurig Dr Pepper, Inc.	11,443	320,518
PepsiCo, Inc.	12,021	1,725,254

		4,558,757

Consumer Staples Distribution & Retail (0.4%)
Kroger Co. (The)	5,483	342,578
Sysco Corp.	4,248	313,035
Target Corp.	4,037	394,617
United Natural Foods, Inc.*	460	15,488

		1,065,718

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Food Products (0.7%)
Archer-Daniels-Midland Co.	4,169	$239,676
Bunge Global SA	1,169	104,135
Campbell’s Co. (The) (x)	1,813	50,528
Conagra Brands, Inc.	4,143	71,715
Darling Ingredients, Inc.*	1,502	54,072
General Mills, Inc.	4,720	219,480
Hormel Foods Corp.	2,762	65,459
Ingredion, Inc.	602	66,377
J M Smucker Co. (The)	904	88,420
Kraft Heinz Co. (The)	7,981	193,539
Lamb Weston Holdings, Inc.	1,122	47,001
McCormick & Co., Inc. (Non-Voting)	2,247	153,043
Mondelez International, Inc., Class A	11,437	615,654

		1,969,099

Household Products (1.5%)
Church & Dwight Co., Inc.	2,141	179,523
Clorox Co. (The)	1,116	112,526
Colgate-Palmolive Co.	6,791	536,625
Kimberly-Clark Corp.	2,905	293,086
Procter & Gamble Co. (The)	20,597	2,951,756

		4,073,516

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	2,063	216,037

Total Consumer Staples		11,883,127

Energy (1.2%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	8,727	397,428
Halliburton Co.	7,529	212,769
NOV, Inc.	3,128	48,891
TechnipFMC plc	3,563	158,767

		817,855

Oil, Gas & Consumable Fuels (0.9%)
Cheniere Energy, Inc.	1,954	379,838
HF Sinclair Corp.	1,369	63,084
Marathon Petroleum Corp.	2,666	433,572
ONEOK, Inc.	5,535	406,822
Phillips 66	3,549	457,963
Targa Resources Corp.	1,877	346,306
Valero Energy Corp.	2,727	443,928

		2,531,513

Total Energy		3,349,368

Financials (11.9%)
Banks (1.0%)
Bank of Hawaii Corp.	341	23,314
Cathay General Bancorp	666	32,228
Citizens Financial Group, Inc.	3,782	220,907
Comerica, Inc.	1,085	94,319
Huntington Bancshares, Inc.	13,808	239,569
International Bancshares Corp.	523	34,748
KeyCorp	8,060	166,358
M&T Bank Corp.	1,371	276,229
Old National Bancorp	2,920	65,145
PNC Financial Services Group, Inc. (The)	3,453	720,745
Regions Financial Corp.	7,822	211,976
Truist Financial Corp.	11,271	554,646
Zions Bancorp NA	1,307	76,512

		2,716,696

Capital Markets (4.2%)
Ameriprise Financial, Inc.	826	405,021
Bank of New York Mellon Corp. (The)	6,184	717,900
BlackRock, Inc.‡	1,296	1,387,161
Cboe Global Markets, Inc.	912	228,912
Charles Schwab Corp. (The)	15,181	1,516,734
CME Group, Inc.	3,186	870,033
FactSet Research Systems, Inc.	347	100,696
Franklin Resources, Inc.	2,691	64,288
Intercontinental Exchange, Inc.	5,013	811,905
Invesco Ltd.	2,981	78,311
MarketAxess Holdings, Inc.	336	60,900
Moody’s Corp.	1,415	722,853
Morgan Stanley	10,545	1,872,054
Nasdaq, Inc.	4,072	395,513
Northern Trust Corp.	1,709	233,432
Raymond James Financial, Inc.	1,681	269,952
S&P Global, Inc.	2,754	1,439,213
State Street Corp.	2,501	322,654
T. Rowe Price Group, Inc.	1,943	198,924

		11,696,456

Consumer Finance (0.8%)
Ally Financial, Inc.	2,380	107,790
American Express Co.	4,892	1,809,796
Synchrony Financial	3,296	274,985

		2,192,571

Financial Services (3.7%)
Equitable Holdings, Inc.‡	2,530	120,554
Fidelity National Information Services, Inc.	4,659	309,637
Mastercard, Inc., Class A	7,504	4,283,884
PayPal Holdings, Inc.	8,025	468,499
Visa, Inc., Class A	14,954	5,244,517
Voya Financial, Inc.	848	63,168
Western Union Co. (The)	3,054	28,433

		10,518,692

Insurance (2.2%)
Allstate Corp. (The)	2,333	485,614
Arthur J Gallagher & Co.	2,270	587,453
Chubb Ltd.	3,346	1,044,354
Hartford Insurance Group, Inc. (The)	2,466	339,815
Lincoln National Corp.	1,536	68,398
Loews Corp.	1,551	163,336
Marsh & McLennan Cos., Inc.	4,349	806,826
Principal Financial Group, Inc.	2,000	176,420
Progressive Corp. (The)	5,177	1,178,906
Prudential Financial, Inc.	3,097	349,589
Travelers Cos., Inc. (The)	1,980	574,319
Willis Towers Watson plc	868	285,225

		6,060,255

Total Financials		33,184,670

Health Care (7.8%)
Biotechnology (2.8%)
AbbVie, Inc.	15,552	3,553,476

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Amgen, Inc.	4,750	$1,554,722
Biogen, Inc.*	1,282	225,619
BioMarin Pharmaceutical, Inc.*	1,618	96,158
Gilead Sciences, Inc.	10,905	1,338,480
Vertex Pharmaceuticals, Inc.*	2,252	1,020,967

		7,789,422

Health Care Equipment & Supplies (1.0%)
Align Technology, Inc.*	590	92,129
Becton Dickinson & Co.	2,540	492,938
Cooper Cos., Inc. (The)*	1,797	147,282
Dentsply Sirona, Inc.	1,915	21,888
Dexcom, Inc.*	3,452	229,109
Edwards Lifesciences Corp.*	5,173	440,998
Hologic, Inc.*	2,003	149,204
IDEXX Laboratories, Inc.*	705	476,954
Insulet Corp.*	631	179,355
ResMed, Inc.	1,269	305,664
STERIS plc	857	217,267
Zimmer Biomet Holdings, Inc.	1,789	160,867

		2,913,655

Health Care Providers & Services (1.4%)
Cardinal Health, Inc.	2,100	431,550
Cencora, Inc.	1,615	545,466
Centene Corp.*	4,370	179,826
Cigna Group (The)	2,342	644,589
DaVita, Inc.*	345	39,195
Elevance Health, Inc.	1,988	696,893
HCA Healthcare, Inc.	1,435	669,944
Henry Schein, Inc.*	912	68,929
Humana, Inc.	1,054	269,961
Labcorp Holdings, Inc.	735	184,397
Pediatrix Medical Group, Inc.*	600	12,834
Quest Diagnostics, Inc.	1,002	173,877
Select Medical Holdings Corp.	1,036	15,385

		3,932,846

Health Care Technology (0.1%)
Teladoc Health, Inc.*	1,828	12,796
Veeva Systems, Inc., Class A*	1,378	307,611

		320,407

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	2,511	341,672
Bio-Techne Corp.	1,348	79,276
Danaher Corp.	5,684	1,301,181
Illumina, Inc.*	1,325	173,787
IQVIA Holdings, Inc.*	1,482	334,057
Mettler-Toledo International, Inc.*	179	249,560
Revvity, Inc.	991	95,879
Waters Corp.*	524	199,031
West Pharmaceutical Services, Inc.	633	174,164

		2,948,607

Pharmaceuticals (1.4%)
Bristol-Myers Squibb Co.	17,910	966,065
Jazz Pharmaceuticals plc*	505	85,850
Merck & Co., Inc.	21,989	2,314,562
Zoetis, Inc.	3,913	492,334

		3,858,811

Total Health Care		21,763,748

Industrials (8.1%)
Aerospace & Defense (0.1%)
Axon Enterprise, Inc.*	663	376,538

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	1,032	165,904
Expeditors International of Washington, Inc.	1,205	179,557
United Parcel Service, Inc., Class B	6,501	644,834

		990,295

Building Products (0.9%)
A.O. Smith Corp.	967	64,673
Allegion plc	753	119,893
Builders FirstSource, Inc.*	977	100,523
Carrier Global Corp.	6,720	355,085
Fortune Brands Innovations, Inc.	1,101	55,072
Johnson Controls International plc	5,727	685,808
Lennox International, Inc.	272	132,078
Masco Corp.	1,888	119,812
Owens Corning	746	83,485
Trane Technologies plc	1,968	765,946

		2,482,375

Commercial Services & Supplies (0.2%)
Copart, Inc.*	7,995	313,004
Deluxe Corp.	487	10,875
HNI Corp.	650	27,326
Interface, Inc., Class A	393	10,973
Tetra Tech, Inc.	2,211	74,157
Veralto Corp.	2,185	218,019

		654,354

Construction & Engineering (0.3%)
EMCOR Group, Inc.	387	236,763
Granite Construction, Inc.	417	48,101
Quanta Services, Inc.	1,319	556,697

		841,561

Electrical Equipment (0.7%)
Acuity, Inc.	265	95,411
Eaton Corp. plc	3,416	1,088,030
Hubbell, Inc., Class B	473	210,064
Rockwell Automation, Inc.	985	383,234
Sensata Technologies Holding plc	1,266	42,145

		1,818,884

Ground Transportation (1.0%)
ArcBest Corp.	225	16,693
Avis Budget Group, Inc. (x)*	166	21,301
CSX Corp.	16,372	593,485
JB Hunt Transport Services, Inc.	669	130,014
Knight-Swift Transportation Holdings, Inc., Class A	1,482	77,479
Norfolk Southern Corp.	1,976	570,511
Ryder System, Inc.	375	71,771
U-Haul Holding Co.	922	43,094
Union Pacific Corp.	5,216	1,206,565

		2,730,913

Industrial Conglomerates (0.3%)
3M Co.	4,713	754,551

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Machinery (3.0%)
AGCO Corp.	526	$54,872
Caterpillar, Inc.	4,124	2,362,516
CNH Industrial NV	7,775	71,685
Cummins, Inc.	1,219	622,238
Deere & Co.	2,252	1,048,464
Dover Corp.	1,194	233,117
Flowserve Corp.	1,119	77,636
Fortive Corp.	2,963	163,587
Graco, Inc.	1,490	122,135
IDEX Corp.	661	117,618
Illinois Tool Works, Inc.	2,437	600,233
Ingersoll Rand, Inc.	3,491	276,557
Lincoln Electric Holdings, Inc.	494	118,382
Middleby Corp. (The)*	433	64,374
PACCAR, Inc.	4,637	507,798
Parker-Hannifin Corp.	1,109	974,767
Pentair plc	1,454	151,420
Snap-on, Inc.	457	157,482
Stanley Black & Decker, Inc.	1,358	100,872
Tennant Co.	204	15,035
Timken Co. (The)	545	45,851
Westinghouse Air Brake Technologies Corp.	1,508	321,883
Xylem, Inc.	2,138	291,153

		8,499,675

Passenger Airlines (0.0%)†
Delta Air Lines, Inc.	1,435	99,589

Professional Services (0.6%)
Automatic Data Processing, Inc.	3,570	918,311
Broadridge Financial Solutions, Inc.	1,024	228,526
Exponent, Inc.	387	26,881
ICF International, Inc.	170	14,501
Jacobs Solutions, Inc.	1,025	135,771
ManpowerGroup, Inc.	453	13,468
Paycom Software, Inc.	431	68,684
Robert Half, Inc.	836	22,706
TransUnion	1,753	150,320

		1,579,168

Trading Companies & Distributors (0.6%)
Air Lease Corp., Class A	938	60,248
Applied Industrial Technologies, Inc.	339	87,045
Fastenal Co.	9,999	401,260
Ferguson Enterprises, Inc.	1,724	383,814
United Rentals, Inc.	566	458,075
W.W. Grainger, Inc.	402	405,638

		1,796,080

Total Industrials		22,623,983

Information Technology (39.4%)
Communications Equipment (1.2%)
Cisco Systems, Inc.	34,801	2,680,721
F5, Inc.*	491	125,333
Motorola Solutions, Inc.	1,467	562,330

		3,368,384

Electronic Equipment, Instruments & Components (0.8%)
Cognex Corp.	1,465	52,711
Corning, Inc.	7,136	624,828
Flex Ltd.*	3,335	201,500
Itron, Inc.*	393	36,494
Keysight Technologies, Inc.*	1,511	307,020
TE Connectivity plc	2,582	587,431
Trimble, Inc.*	2,068	162,028
Zebra Technologies Corp., Class A*	434	105,384

		2,077,396

IT Services (1.7%)
Accenture plc, Class A	5,463	1,465,723
Akamai Technologies, Inc.*	1,236	107,841
ASGN, Inc.*	455	21,917
Cognizant Technology Solutions Corp., Class A	4,321	358,643
Gartner, Inc.*	649	163,730
International Business Machines Corp.	8,200	2,428,922
Okta, Inc.*	1,499	129,619
Twilio, Inc., Class A*	1,325	188,468

		4,864,863

Semiconductors & Semiconductor Equipment (18.6%)
Advanced Micro Devices, Inc.*	14,286	3,059,490
Analog Devices, Inc.	4,332	1,174,838
Applied Materials, Inc.	7,000	1,798,930
First Solar, Inc.*	892	233,017
Intel Corp.*	39,884	1,471,720
Lam Research Corp.	11,083	1,897,188
Microchip Technology, Inc.	4,706	299,866
NVIDIA Corp.	213,920	39,896,080
NXP Semiconductors NV	2,232	484,478
ON Semiconductor Corp.*	3,529	191,095
Skyworks Solutions, Inc.	1,338	84,843
Texas Instruments, Inc.	8,025	1,392,257

		51,983,802

Software (16.4%)
Adobe, Inc.*	3,687	1,290,413
Atlassian Corp., Class A*	1,480	239,967
Autodesk, Inc.*	1,878	555,907
Cadence Design Systems, Inc.*	2,407	752,380
Docusign, Inc.*	1,784	122,026
Dynatrace, Inc.*	2,620	113,551
Fair Isaac Corp.*	213	360,102
Fortinet, Inc.*	5,772	458,354
Gen Digital, Inc.	4,575	124,394
Guidewire Software, Inc.*	727	146,134
HubSpot, Inc.*	436	174,967
Intuit, Inc.	2,461	1,630,216
Microsoft Corp.	62,165	30,064,237
Nutanix, Inc., Class A*	2,266	117,129
Oracle Corp.	15,046	2,932,616
Palo Alto Networks, Inc.*	5,960	1,097,832
PTC, Inc.*	1,075	187,276
RingCentral, Inc., Class A*	726	20,967
Roper Technologies, Inc.	944	420,203
Salesforce, Inc.	8,381	2,220,211
ServiceNow, Inc.*	9,160	1,403,220
Synopsys, Inc.*	1,639	769,871
Teradata Corp.*	818	24,900
Workday, Inc., Class A*	1,897	407,438
Zscaler, Inc.*	909	204,452

		45,838,763

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Technology Hardware, Storage & Peripherals (0.7%)
Dell Technologies, Inc., Class C	2,890	$363,793
Hewlett Packard Enterprise Co.	11,499	276,206
HP, Inc.	8,147	181,515
NetApp, Inc.	1,730	185,266
Seagate Technology Holdings plc	1,881	518,009
Western Digital Corp.	3,058	526,802

		2,051,591

Total Information Technology		110,184,799

Materials (2.4%)
Chemicals (1.5%)
Air Products and Chemicals, Inc.	1,957	483,418
Albemarle Corp.	1,030	145,683
Axalta Coating Systems Ltd.*	1,983	64,071
Ecolab, Inc.	2,257	592,508
HB Fuller Co.	498	29,611
International Flavors & Fragrances, Inc.	2,299	154,929
Linde plc	4,125	1,758,859
LyondellBasell Industries NV, Class A	2,204	95,433
Minerals Technologies, Inc.	284	17,310
Mosaic Co. (The)	2,863	68,970
PPG Industries, Inc.	1,995	204,408
Sherwin-Williams Co. (The)	2,079	673,658

		4,288,858

Construction Materials (0.4%)
CRH plc	5,934	740,563
Martin Marietta Materials, Inc.	533	331,878

		1,072,441

Containers & Packaging (0.2%)
Avery Dennison Corp.	703	127,862
Ball Corp.	2,349	124,427
International Paper Co.	4,331	170,598
Sealed Air Corp.	1,373	56,883
Sonoco Products Co.	883	38,534

		518,304

Metals & Mining (0.3%)
Newmont Corp.	9,655	964,051

Total Materials		6,843,654

Real Estate (2.5%)
Health Care REITs (0.5%)
Healthpeak Properties, Inc. (REIT)	6,366	102,365
Ventas, Inc. (REIT)	3,959	306,348
Welltower, Inc. (REIT)	5,892	1,093,614

		1,502,327

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	6,005	106,469

Industrial REITs (0.4%)
Prologis, Inc. (REIT)	8,143	1,039,535

Office REITs (0.1%)
BXP, Inc. (REIT)	1,351	91,165
COPT Defense Properties (REIT)	977	27,161

		118,326

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	2,624	421,913
Jones Lang LaSalle, Inc.*	417	140,308

		562,221

Residential REITs (0.2%)
AvalonBay Communities, Inc. (REIT)	1,265	229,357
Equity Residential (REIT)	3,127	197,126

		426,483

Retail REITs (0.2%)
Federal Realty Investment Trust (REIT)	742	74,794
Macerich Co. (The) (REIT)	2,423	44,728
Simon Property Group, Inc. (REIT)	2,881	533,302

		652,824

Specialized REITs (0.9%)
American Tower Corp. (REIT)	4,130	725,104
Crown Castle, Inc. (REIT)	3,785	336,373
Digital Realty Trust, Inc. (REIT)	3,002	464,439
Equinix, Inc. (REIT)	867	664,261
Iron Mountain, Inc. (REIT)	2,609	216,417
SBA Communications Corp. (REIT)	935	180,857

		2,587,451

Total Real Estate		6,995,636

Utilities (0.9%)
Electric Utilities (0.2%)
Eversource Energy	3,276	220,573
Exelon Corp.	8,962	390,654

		611,227

Gas Utilities (0.1%)
Atmos Energy Corp.	1,411	236,526
New Jersey Resources Corp.	908	41,877
UGI Corp.	1,950	72,988

		351,391

Independent Power and Renewable Electricity Producers (0.0%)†
Ormat Technologies, Inc.	542	59,875

Multi-Utilities (0.5%)
Avista Corp.	768	29,599
CMS Energy Corp.	2,691	188,182
Consolidated Edison, Inc.	3,154	313,255
NiSource, Inc.	4,188	174,891
Sempra	5,688	502,193

		1,208,120

Water Utilities (0.1%)
American Water Works Co., Inc.	1,696	221,328
Essential Utilities, Inc.	2,367	90,798

		312,126

Total Utilities		2,542,739

Total Common Stocks (99.9%) (Cost $83,059,322)		279,066,144

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.0%)†
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	85,621	$85,621

Total Short-Term Investments (0.0%)† (Cost $85,621)		85,621

Total Investments in Securities (99.9%) (Cost $83,144,943)		279,151,765
Other Assets Less Liabilities (0.1%)		347,724

Net Assets (100%)		$279,499,489

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $141,544. This was collateralized by $60,304 of various U.S. Government Treasury Securities, ranging from 0.250% – 4.625%, maturing 5/31/27 – 2/15/52 and by cash of $85,621 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
BlackRock, Inc.	1,296	1,496,661	—	(167,999)	92,485	(33,986)	1,387,161	28,248	—
Financial Services
Equitable Holdings, Inc.	2,530	146,651	—	(29,366)	14,913	(11,644)	120,554	2,911	—

Total		1,643,312	—	(197,365)	107,398	(45,630)	1,507,715	31,159	—

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$34,288,694	$—	$—	$34,288,694
Consumer Discretionary	25,405,726	—	—	25,405,726
Consumer Staples	11,883,127	—	—	11,883,127
Energy	3,349,368	—	—	3,349,368
Financials	33,184,670	—	—	33,184,670
Health Care	21,763,748	—	—	21,763,748
Industrials	22,623,983	—	—	22,623,983
Information Technology	110,184,799	—	—	110,184,799
Materials	6,843,654	—	—	6,843,654
Real Estate	6,995,636	—	—	6,995,636
Utilities	2,542,739	—	—	2,542,739
Short-Term Investments
Investment Companies	85,621	—	—	85,621

Total Assets	$279,151,765	$—	$—	$279,151,765

Total Liabilities	$—	$—	$—	$—

Total	$279,151,765	$—	$—	$279,151,765

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,710,191
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$34,801,722

During the year ended December 31, 2025, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 17%)*	Net Proceeds of Sales and Redemptions (affiliated 7%)*	Net Realized Gain (Loss)
$978,003	$2,606,090	$1,702,845

* Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$203,040,021
Aggregate gross unrealized depreciation	(7,069,260)

Net unrealized appreciation	$195,970,761

Federal income tax cost of investments in securities and derivative instruments, if applicable	$83,181,004

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $337,154)	$1,507,715
Unaffiliated Issuers (Cost $82,807,789)	277,644,050
Cash	596,552
Dividends, interest and other receivables	160,730
Receivable for Portfolio shares sold	24,295
Securities lending income receivable	174
Other assets	1,042

Total assets	279,934,558

LIABILITIES
Investment management fees payable	118,699
Payable for Portfolio shares repurchased	100,047
Payable for return of collateral on securities loaned	85,621
Distribution fees payable – Class IB	59,349
Administrative fees payable	21,318
Accrued expenses	50,035

Total liabilities	435,069

Commitments and contingent liabilities^
NET ASSETS	$279,499,489

Net assets were comprised of:
Paid in capital	$80,528,116
Total distributable earnings (loss)	198,971,373

Net assets	$279,499,489

Class IB
Net asset value, offering and redemption price per share, $279,499,489 / 11,327,003 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.68

(x)	Includes value of securities on loan of $141,544.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends ($31,159 of dividend income received from affiliates) (net of $1,065 foreign withholding tax)	$3,308,784
Interest	19,039
Securities lending (net)	2,254

Total income	3,330,077

EXPENSES
Investment management fees	1,323,062
Distribution fees – Class IB	661,531
Administrative fees	239,496
Custodian fees	60,700
Professional fees	58,615
Printing and mailing expenses	26,218
Trustees’ fees	8,998
Miscellaneous	5,083

Total expenses	2,383,703

NET INVESTMENT INCOME (LOSS)	946,374

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($107,398 realized gain (loss) from affiliates)	19,483,807
Net change in unrealized appreciation (depreciation) on investments in securities ($(45,630) of change in unrealized appreciation (depreciation) from affiliates)	21,685,219

NET REALIZED AND UNREALIZED GAIN (LOSS)	41,169,026

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,115,400

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$946,374	$1,138,615
Net realized gain (loss)	19,483,807	14,981,747
Net change in unrealized appreciation (depreciation)	21,685,219	34,715,074

NET INCREASE (DECRASE) IN NET ASSETS RESULTING FROM OPERATIONS	42,115,400	50,835,436

Distributions to shareholders:
Class IB	(21,096,701)	(13,274,397)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 2,259 shares, respectively ]	—	48,011
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (212,954) shares, respectively ]	—	(4,913,631)
Capital shares repurchased [ 0 and (23,562) shares, respectively ]	—	(489,858)

Total Class IA transactions	—	(5,355,478)

Class IB
Capital shares sold [ 587,699 and 669,668 shares, respectively ]	13,973,951	14,691,276
Capital shares issued in connection with share class combination (Note 1) [ 0 and 217,755 shares, respectively ]	—	4,913,631
Capital shares issued in reinvestment of dividends and distributions [ 851,751 and 564,457 shares, respectively ]	21,096,701	13,274,397
Capital shares repurchased [ (1,871,957) and (1,835,995) shares, respectively ]	(44,141,952)	(40,663,687)

Total Class IB transactions	(9,071,300)	(7,784,383)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(9,071,300)	(13,139,861)

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,947,399	24,421,178
NET ASSETS:
Beginning of year	267,552,090	243,130,912

End of year	$279,499,489	$267,552,090

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$22.75	$19.63	$15.84	$20.60	$16.07

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.10	0.12	0.11	0.10
Net realized and unrealized gain (loss)	3.81	4.19	4.22	(4.66)	4.76

Total from investment operations	3.90	4.29	4.34	(4.55)	4.86

Less distributions:
Dividends from net investment income	(0.09)	(0.10)	(0.14)	(0.11)	(0.09)
Distributions from net realized gains	(1.88)	(1.07)	(0.41)	(0.10)	(0.24)

Total dividends and distributions	(1.97)	(1.17)	(0.55)	(0.21)	(0.33)

Net asset value, end of year	$24.68	$22.75	$19.63	$15.84	$20.60

Total return	17.23%	21.70%	27.50%	(22.12)%	30.29%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$279,499	$267,552	$238,428	$200,319	$274,262
Ratio of expenses to average net assets (f)	0.90%	0.90%	0.92%	0.91%	0.90%
Ratio of net investment income (loss) to average net assets (f)	0.36%	0.45%	0.65%	0.67%	0.51%
Portfolio turnover rate^	2%	2%	3%	5%	10%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.3%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	299,394	$7,436,947
Verizon Communications, Inc.	178,351	7,264,236

		14,701,183

Entertainment (1.2%)
Electronic Arts, Inc.	9,568	1,955,029
Live Nation Entertainment, Inc.*	6,576	937,080
Netflix, Inc.*	178,962	16,779,477
Take-Two Interactive Software, Inc.*	7,293	1,867,227
TKO Group Holdings, Inc., Class A	2,933	612,997
Walt Disney Co. (The)	75,419	8,580,420
Warner Bros Discovery, Inc.*	104,765	3,019,327

		33,751,557

Interactive Media & Services (7.0%)
Alphabet, Inc., Class A	232,273	72,701,449
Alphabet, Inc., Class C	185,681	58,266,698
Match Group, Inc.	10,003	322,997
Meta Platforms, Inc., Class A	91,898	60,660,951

		191,952,095

Media (0.3%)
Charter Communications, Inc., Class A*	3,806	794,502
Comcast Corp., Class A	153,522	4,588,773
Fox Corp., Class A	8,608	628,987
Fox Corp., Class B	5,738	372,568
News Corp., Class A	16,411	428,655
News Corp., Class B(x)	5,645	167,262
Omnicom Group, Inc.	13,371	1,079,708
Paramount Skydance Corp., Class B(x)	11,594	155,360
Trade Desk, Inc. (The), Class A*	18,139	688,556

		8,904,371

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.	20,454	4,152,980

Total Communication Services		253,462,186

Consumer Discretionary (9.4%)
Automobile Components (0.0%)†
Aptiv plc*	9,481	721,409

Automobiles (2.2%)
Ford Motor Co.	165,436	2,170,520
General Motors Co.	39,473	3,209,944
Tesla, Inc.*	118,669	53,367,823

		58,748,287

Broadline Retail (3.5%)
Amazon.com, Inc.*	410,840	94,830,089
eBay, Inc.	19,078	1,661,694

		96,491,783

Distributors (0.1%)
Genuine Parts Co.	5,917	727,555
Pool Corp.	1,459	333,746

		1,061,301

Hotels, Restaurants & Leisure (1.7%)
Airbnb, Inc., Class A*	18,088	2,454,903
Booking Holdings, Inc.	1,373	$7,352,868
Carnival Corp.*	45,833	1,399,740
Chipotle Mexican Grill, Inc.*	55,860	2,066,820
Darden Restaurants, Inc.	5,086	935,926
Domino’s Pizza, Inc.	1,319	549,786
DoorDash, Inc., Class A*	15,698	3,555,283
Expedia Group, Inc.	5,044	1,429,016
Hilton Worldwide Holdings, Inc.	9,756	2,802,411
Las Vegas Sands Corp.	12,790	832,501
Marriott International, Inc., Class A	9,344	2,898,883
McDonald’s Corp.	30,256	9,247,141
MGM Resorts International(x)*	9,267	338,153
Norwegian Cruise Line Holdings Ltd.*	19,639	438,342
Royal Caribbean Cruises Ltd.	10,781	3,007,036
Starbucks Corp.	48,114	4,051,680
Wynn Resorts Ltd.	3,643	438,362
Yum! Brands, Inc.	11,740	1,776,027

		45,574,878

Household Durables (0.2%)
DR Horton, Inc.	11,733	1,689,904
Garmin Ltd.	6,844	1,388,305
Lennar Corp., Class A	9,192	944,938
NVR, Inc.*	118	860,547
PulteGroup, Inc.	8,292	972,320

		5,856,014

Leisure Products (0.0%)†
Hasbro, Inc.	5,941	487,162

Specialty Retail (1.5%)
AutoZone, Inc.*	714	2,421,531
Best Buy Co., Inc.	8,538	571,448
Carvana Co.*	5,972	2,520,304
Home Depot, Inc. (The)	42,163	14,508,288
Lowe’s Cos., Inc.	23,751	5,727,791
O’Reilly Automotive, Inc.*	35,914	3,275,716
Ross Stores, Inc.	13,859	2,496,560
TJX Cos., Inc. (The)	47,214	7,252,543
Tractor Supply Co.	22,327	1,116,573
Ulta Beauty, Inc.*	1,916	1,159,199
Williams-Sonoma, Inc.	5,081	907,416

		41,957,369

Textiles, Apparel & Luxury Goods (0.2%)
Deckers Outdoor Corp.*	6,021	624,197
Lululemon Athletica, Inc.*	4,655	967,356
NIKE, Inc., Class B	50,304	3,204,868
Ralph Lauren Corp.	1,699	600,783
Tapestry, Inc.	8,791	1,123,226

		6,520,430

Total Consumer Discretionary		257,418,633

Consumer Staples (4.3%)
Beverages (0.9%)
Brown-Forman Corp., Class B(x)	7,886	205,509
Coca-Cola Co. (The)	163,810	11,451,957
Constellation Brands, Inc., Class A	5,962	822,517
Keurig Dr Pepper, Inc.	57,268	1,604,077
Molson Coors Beverage Co., Class B	7,170	334,696
Monster Beverage Corp.*	29,925	2,294,350
PepsiCo, Inc.	57,931	8,314,257

		25,027,363

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Consumer Staples Distribution & Retail (1.6%)
Costco Wholesale Corp.	18,790	$16,203,369
Dollar General Corp.	9,393	1,247,109
Dollar Tree, Inc.*	8,230	1,012,372
Kroger Co. (The)	25,760	1,609,485
Sysco Corp.	20,280	1,494,433
Target Corp.	19,048	1,861,942
Walmart, Inc.	185,215	20,634,803

		44,063,513

Food Products (0.4%)
Archer-Daniels-Midland Co.	20,291	1,166,530
Bunge Global SA	5,965	531,362
Campbell’s Co. (The)(x)	8,077	225,106
Conagra Brands, Inc.	19,824	343,153
General Mills, Inc.	22,095	1,027,418
Hershey Co. (The)	6,443	1,172,497
Hormel Foods Corp.	12,940	306,678
J M Smucker Co. (The)	4,608	450,708
Kraft Heinz Co. (The)	35,682	865,288
Lamb Weston Holdings, Inc.	5,865	245,685
McCormick & Co., Inc. (Non-Voting)	10,498	715,019
Mondelez International, Inc., Class A	54,725	2,945,847
Tyson Foods, Inc., Class A	12,056	706,723

		10,702,014

Household Products (0.7%)
Church & Dwight Co., Inc.	10,095	846,465
Clorox Co. (The)	5,236	527,946
Colgate-Palmolive Co.	34,195	2,702,089
Kimberly-Clark Corp.	13,964	1,408,828
Procter & Gamble Co. (The)	98,710	14,146,130

		19,631,458

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	10,249	1,073,275
Kenvue, Inc.	82,482	1,422,815

		2,496,090

Tobacco (0.6%)
Altria Group, Inc.	71,096	4,099,395
Philip Morris International, Inc.	65,934	10,575,814

		14,675,209

Total Consumer Staples		116,595,647

Energy (2.5%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	41,777	1,902,524
Halliburton Co.	36,435	1,029,653
SLB Ltd.	63,176	2,424,695

		5,356,872

Oil, Gas & Consumable Fuels (2.3%)
APA Corp.	15,487	378,812
Chevron Corp.#	80,021	12,196,001
ConocoPhillips	52,143	4,881,106
Coterra Energy, Inc.	32,887	865,586
Devon Energy Corp.	26,551	972,563
Diamondback Energy, Inc.	7,946	1,194,522
EOG Resources, Inc.	23,096	2,425,311
EQT Corp.	26,150	1,401,640
Expand Energy Corp.	10,195	1,125,120
Exxon Mobil Corp.	178,100	21,432,554
Kinder Morgan, Inc.	82,757	2,274,990
Marathon Petroleum Corp.	12,816	2,084,266
Occidental Petroleum Corp.	30,357	1,248,280
ONEOK, Inc.	26,483	1,946,501
Phillips 66	17,148	2,212,778
Targa Resources Corp.	9,158	1,689,651
Texas Pacific Land Corp.	2,541	729,826
Valero Energy Corp.	12,962	2,110,084
Williams Cos., Inc. (The)	51,720	3,108,889

		64,278,480

Total Energy		69,635,352

Financials (12.1%)
Banks (3.3%)
Bank of America Corp.	283,690	15,602,950
Citigroup, Inc.	75,646	8,827,132
Citizens Financial Group, Inc.	18,320	1,070,071
Fifth Third Bancorp	28,025	1,311,850
Huntington Bancshares, Inc.	65,680	1,139,548
JPMorgan Chase & Co.	115,045	37,069,800
KeyCorp	38,478	794,186
M&T Bank Corp.	6,670	1,343,872
PNC Financial Services Group, Inc. (The)	16,708	3,487,461
Regions Financial Corp.	37,343	1,011,995
Truist Financial Corp.	54,433	2,678,648
US Bancorp	65,818	3,512,048
Wells Fargo & Co.	132,610	12,359,252

		90,208,813

Capital Markets (3.1%)
Ameriprise Financial, Inc.	4,024	1,973,128
Ares Management Corp., Class A	8,628	1,394,544
Bank of New York Mellon Corp. (The)	29,330	3,404,920
BlackRock, Inc.‡	6,147	6,579,380
Blackstone, Inc.	31,259	4,818,262
Cboe Global Markets, Inc.	4,535	1,138,285
Charles Schwab Corp. (The)	70,593	7,052,947
CME Group, Inc.	15,281	4,172,935
Coinbase Global, Inc., Class A*	9,652	2,182,703
FactSet Research Systems, Inc.	1,508	437,607
Franklin Resources, Inc.	14,039	335,392
Goldman Sachs Group, Inc. (The)	12,713	11,174,727
Interactive Brokers Group, Inc., Class A	18,717	1,203,690
Intercontinental Exchange, Inc.	24,231	3,924,453
Invesco Ltd.	19,175	503,727
KKR & Co., Inc.	29,080	3,707,118
Moody’s Corp.	6,584	3,363,436
Morgan Stanley	50,974	9,049,414
MSCI, Inc.	3,207	1,839,952
Nasdaq, Inc.	19,247	1,869,461
Northern Trust Corp.	8,252	1,127,141
Raymond James Financial, Inc.	7,662	1,230,441
Robinhood Markets, Inc., Class A*	32,932	3,724,609
S&P Global, Inc.	13,132	6,862,652
State Street Corp.	11,777	1,519,351
T. Rowe Price Group, Inc.	9,360	958,277

		85,548,552

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Consumer Finance (0.6%)
American Express Co.	22,758	$8,419,322
Capital One Financial Corp.	26,870	6,512,213
Synchrony Financial	15,449	1,288,910

		16,220,445

Financial Services (3.5%)
Apollo Global Management, Inc.	19,539	2,828,465
Berkshire Hathaway, Inc., Class B*	77,521	38,965,931
Block, Inc., Class A*	23,256	1,513,733
Corpay, Inc.*	3,039	914,526
Fidelity National Information Services, Inc.	22,095	1,468,434
Fiserv, Inc.*	22,713	1,525,632
Global Payments, Inc.	10,367	802,406
Jack Henry & Associates, Inc.	3,166	577,732
Mastercard, Inc., Class A	34,661	19,787,272
PayPal Holdings, Inc.	39,200	2,288,496
Visa, Inc., Class A	71,347	25,022,106

		95,694,733

Insurance (1.6%)
Aflac, Inc.	19,862	2,190,183
Allstate Corp. (The)	11,112	2,312,963
American International Group, Inc.	22,860	1,955,673
Aon plc, Class A	9,203	3,247,555
Arch Capital Group Ltd.*	15,310	1,468,535
Arthur J Gallagher & Co.	10,941	2,831,421
Assurant, Inc.	2,127	512,288
Brown & Brown, Inc.	12,180	970,746
Chubb Ltd.	15,552	4,854,090
Cincinnati Financial Corp.	6,659	1,087,548
Erie Indemnity Co., Class A	1,164	333,661
Everest Group Ltd.	1,800	610,830
Globe Life, Inc.	3,346	467,972
Hartford Insurance Group, Inc. (The)	11,864	1,634,859
Loews Corp.	7,052	742,646
Marsh & McLennan Cos., Inc.	20,782	3,855,477
MetLife, Inc.	23,641	1,866,220
Principal Financial Group, Inc.	8,363	737,700
Progressive Corp. (The)	24,819	5,651,783
Prudential Financial, Inc.	14,922	1,684,395
Travelers Cos., Inc. (The)	9,508	2,757,890
W.R. Berkley Corp.	12,788	896,695
Willis Towers Watson plc	4,136	1,359,090

		44,030,220

Total Financials		331,702,763

Health Care (8.7%)
Biotechnology (1.5%)
AbbVie, Inc.	74,793	17,089,452
Amgen, Inc.	22,777	7,455,140
Biogen, Inc.*	6,229	1,096,242
Gilead Sciences, Inc.	52,557	6,450,846
Incyte Corp.*	7,083	699,588
Moderna, Inc.*	14,168	417,814
Regeneron Pharmaceuticals, Inc.	4,276	3,300,516
Vertex Pharmaceuticals, Inc.*	10,724	4,861,833

		41,371,431

Health Care Equipment & Supplies (1.9%)
Abbott Laboratories	73,682	9,231,618
Align Technology, Inc.*	2,980	465,327
Baxter International, Inc.(x)	20,513	392,004
Becton Dickinson & Co.	12,090	2,346,306
Boston Scientific Corp.*	62,740	5,982,259
Cooper Cos., Inc. (The)*	8,170	669,613
Dexcom, Inc.*	16,747	1,111,498
Edwards Lifesciences Corp.*	24,758	2,110,620
GE HealthCare Technologies, Inc.	19,214	1,575,932
Hologic, Inc.*	9,116	679,051
IDEXX Laboratories, Inc.*	3,415	2,310,350
Insulet Corp.*	3,071	872,901
Intuitive Surgical, Inc.*	15,052	8,524,851
Medtronic plc	54,283	5,214,425
ResMed, Inc.	6,155	1,482,555
Solventum Corp.*	6,314	500,321
STERIS plc	4,215	1,068,587
Stryker Corp.	14,585	5,126,190
Zimmer Biomet Holdings, Inc.	8,411	756,317

		50,420,725

Health Care Providers & Services (1.5%)
Cardinal Health, Inc.	10,092	2,073,906
Cencora, Inc.	8,275	2,794,881
Centene Corp.*	19,278	793,290
Cigna Group (The)	11,292	3,107,897
CVS Health Corp.	53,732	4,264,172
DaVita, Inc.(x)*	1,618	183,821
Elevance Health, Inc.	9,357	3,280,096
HCA Healthcare, Inc.	6,754	3,153,172
Henry Schein, Inc.*	4,579	346,081
Humana, Inc.	5,191	1,329,571
Labcorp Holdings, Inc.	3,554	891,628
McKesson Corp.	5,243	4,300,780
Molina Healthcare, Inc.*	2,119	367,731
Quest Diagnostics, Inc.	4,696	814,897
UnitedHealth Group, Inc.	38,354	12,661,039
Universal Health Services, Inc., Class B	2,402	523,684

		40,886,646

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	11,928	1,623,043
Bio-Techne Corp.	6,657	391,498
Charles River Laboratories International, Inc.*	2,179	434,667
Danaher Corp.	26,588	6,086,525
IQVIA Holdings, Inc.*	7,177	1,617,768
Mettler-Toledo International, Inc.*	879	1,225,493
Revvity, Inc.(x)	4,872	471,366
Thermo Fisher Scientific, Inc.	15,921	9,225,423
Waters Corp.*	2,487	944,637
West Pharmaceutical Services, Inc.	3,084	848,532

		22,868,952

Pharmaceuticals (3.0%)
Bristol-Myers Squibb Co.	86,171	4,648,064
Eli Lilly & Co.	33,612	36,122,144
Johnson & Johnson	101,972	21,103,105
Merck & Co., Inc.	104,843	11,035,774
Pfizer, Inc.	240,556	5,989,845
Viatris, Inc.	46,932	584,303
Zoetis, Inc.	18,814	2,367,178

		81,850,413

Total Health Care		237,398,167

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Industrials (7.4%)
Aerospace & Defense (2.0%)
Axon Enterprise, Inc.*	3,310	$1,879,848
Boeing Co. (The)*	33,084	7,183,198
GE Aerospace	44,612	13,741,835
General Dynamics Corp.	10,776	3,627,848
Howmet Aerospace, Inc.	17,105	3,506,867
Huntington Ingalls Industries, Inc.	1,730	588,321
L3Harris Technologies, Inc.	7,955	2,335,349
Lockheed Martin Corp.	8,656	4,186,648
Northrop Grumman Corp.	5,744	3,275,286
RTX Corp.	56,728	10,403,915
Textron, Inc.	7,803	680,188
TransDigm Group, Inc.	2,405	3,198,289

		54,607,592

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	5,020	807,015
Expeditors International of Washington, Inc.	5,730	853,827
FedEx Corp.	9,262	2,675,421
United Parcel Service, Inc., Class B	31,214	3,096,117

		7,432,380

Building Products (0.4%)
A.O. Smith Corp.	5,139	343,696
Allegion plc	3,803	605,514
Builders FirstSource, Inc.*	4,496	462,593
Carrier Global Corp.	33,742	1,782,927
Johnson Controls International plc	25,846	3,095,059
Lennox International, Inc.	1,389	674,471
Masco Corp.	8,517	540,489
Trane Technologies plc	9,496	3,695,843

		11,200,592

Commercial Services & Supplies (0.4%)
Cintas Corp.	14,519	2,730,588
Copart, Inc.*	38,274	1,498,427
Republic Services, Inc.	8,662	1,835,738
Rollins, Inc.	12,368	742,327
Veralto Corp.	10,730	1,070,640
Waste Management, Inc.	15,717	3,453,182

		11,330,902

Construction & Engineering (0.2%)
Comfort Systems USA, Inc.	1,488	1,388,735
EMCOR Group, Inc.	1,902	1,163,625
Quanta Services, Inc.	6,360	2,684,302

		5,236,662

Electrical Equipment (0.8%)
AMETEK, Inc.	9,857	2,023,741
Eaton Corp. plc	16,515	5,260,193
Emerson Electric Co.	23,820	3,161,390
GE Vernova, Inc.	11,519	7,528,473
Generac Holdings, Inc.*	2,520	343,652
Hubbell, Inc., Class B	2,233	991,698
Rockwell Automation, Inc.	4,799	1,867,147

		21,176,294

Ground Transportation (0.7%)
CSX Corp.	78,866	2,858,892
JB Hunt Transport Services, Inc.	3,341	649,290
Norfolk Southern Corp.	9,575	2,764,494
Old Dominion Freight Line, Inc.	7,927	1,242,954
Uber Technologies, Inc.*	88,205	7,207,231
Union Pacific Corp.	25,111	5,808,676

		20,531,537

Industrial Conglomerates (0.3%)
3M Co.	22,532	3,607,373
Honeywell International, Inc.	26,897	5,247,336

		8,854,709

Machinery (1.5%)
Caterpillar, Inc.	19,894	11,396,676
Cummins, Inc.	5,881	3,001,956
Deere & Co.	10,650	4,958,321
Dover Corp.	5,722	1,117,163
Fortive Corp.	13,476	744,010
IDEX Corp.	3,075	547,166
Illinois Tool Works, Inc.	11,221	2,763,732
Ingersoll Rand, Inc.	15,302	1,212,224
Nordson Corp.	2,242	539,044
Otis Worldwide Corp.	16,550	1,445,643
PACCAR, Inc.	22,087	2,418,747
Parker-Hannifin Corp.	5,391	4,738,473
Pentair plc	7,104	739,811
Snap-on, Inc.	2,150	740,890
Stanley Black & Decker, Inc.	6,561	487,351
Westinghouse Air Brake Technologies Corp.	7,413	1,582,305
Xylem, Inc.	10,389	1,414,774

		39,848,286

Passenger Airlines (0.2%)
Delta Air Lines, Inc.	27,201	1,887,750
Southwest Airlines Co.	21,813	901,531
United Airlines Holdings, Inc.*	13,556	1,515,832

		4,305,113

Professional Services (0.4%)
Automatic Data Processing, Inc.	17,187	4,421,012
Broadridge Financial Solutions, Inc.	5,006	1,117,189
Dayforce, Inc.*	7,141	493,872
Equifax, Inc.	5,352	1,161,277
Jacobs Solutions, Inc.	5,268	697,799
Leidos Holdings, Inc.	5,407	975,423
Paychex, Inc.	13,525	1,517,235
Paycom Software, Inc.	2,209	352,026
Verisk Analytics, Inc.	5,963	1,333,863

		12,069,696

Trading Companies & Distributors (0.2%)
Fastenal Co.	48,235	1,935,670
United Rentals, Inc.	2,747	2,223,202
W.W. Grainger, Inc.	1,878	1,894,996

		6,053,868

Total Industrials		202,647,631

Information Technology (31.0%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	43,687	5,724,308
Cisco Systems, Inc.	166,440	12,820,873
F5, Inc.*	2,369	604,711
Motorola Solutions, Inc.	7,099	2,721,189

		21,871,081

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	51,709	$6,987,954
CDW Corp.	5,422	738,476
Corning, Inc.	33,070	2,895,609
Jabil, Inc.	4,640	1,058,013
Keysight Technologies, Inc.*	7,346	1,492,634
TE Connectivity plc	12,511	2,846,378
Teledyne Technologies, Inc.*	1,958	1,000,009
Trimble, Inc.*	10,251	803,166
Zebra Technologies Corp., Class A*	2,160	524,491

		18,346,730

IT Services (0.9%)
Accenture plc, Class A	26,188	7,026,240
Akamai Technologies, Inc.*	6,413	559,534
Cognizant Technology Solutions Corp., Class A	20,491	1,700,753
EPAM Systems, Inc.*	2,335	478,395
Gartner, Inc.*	3,201	807,548
GoDaddy, Inc., Class A*	5,751	713,584
International Business Machines Corp.	39,457	11,687,558
VeriSign, Inc.	3,647	886,039

		23,859,651

Semiconductors & Semiconductor Equipment (12.8%)
Advanced Micro Devices, Inc.*	68,762	14,726,070
Analog Devices, Inc.	20,783	5,636,350
Applied Materials, Inc.	33,714	8,664,161
Broadcom, Inc.	199,133	68,919,931
First Solar, Inc.*	4,661	1,217,593
Intel Corp.*	186,408	6,878,455
KLA Corp.	5,632	6,843,331
Lam Research Corp.	53,131	9,094,965
Microchip Technology, Inc.	22,933	1,461,291
Micron Technology, Inc.	47,464	13,546,700
Monolithic Power Systems, Inc.	2,037	1,846,255
NVIDIA Corp.	1,026,101	191,367,836
NXP Semiconductors NV	10,645	2,310,604
ON Semiconductor Corp.*	16,930	916,759
Qnity Electronics, Inc.	8,629	704,558
QUALCOMM, Inc.	45,322	7,752,328
Skyworks Solutions, Inc.	6,151	390,035
Teradyne, Inc.	6,789	1,314,079
Texas Instruments, Inc.	38,501	6,679,538

		350,270,839

Software (9.3%)
Adobe, Inc.*	17,702	6,195,523
AppLovin Corp., Class A*	11,454	7,717,934
Autodesk, Inc.*	9,134	2,703,755
Cadence Design Systems, Inc.*	11,530	3,604,047
Crowdstrike Holdings, Inc., Class A*	10,638	4,986,669
Datadog, Inc., Class A*	13,727	1,866,735
Fair Isaac Corp.*	1,025	1,732,886
Fortinet, Inc.*	26,728	2,122,471
Gen Digital, Inc.	22,873	621,917
Intuit, Inc.	11,805	7,819,868
Microsoft Corp.	313,926	151,820,892
Oracle Corp.	70,429	13,727,316
Palantir Technologies, Inc., Class A*	96,373	17,130,301
Palo Alto Networks, Inc.*	28,507	5,250,989
PTC, Inc.*	4,967	865,301
Roper Technologies, Inc.	4,553	2,026,677
Salesforce, Inc.	40,194	10,647,793
ServiceNow, Inc.*	43,990	6,738,828
Synopsys, Inc.*	7,897	3,709,379
Tyler Technologies, Inc.*	1,880	853,426
Workday, Inc., Class A*	9,218	1,979,842

		254,122,549

Technology Hardware, Storage & Peripherals (6.6%)
Apple, Inc.#	624,019	169,645,805
Dell Technologies, Inc., Class C	12,644	1,591,627
Hewlett Packard Enterprise Co.	55,282	1,327,874
HP, Inc.	40,729	907,442
NetApp, Inc.	8,351	894,309
Sandisk Corp.*	5,751	1,365,172
Seagate Technology Holdings plc	9,077	2,499,715
Super Micro Computer, Inc.*	21,763	637,003
Western Digital Corp.	14,707	2,533,575

		181,402,522

Total Information Technology		849,873,372

Materials (1.7%)
Chemicals (0.9%)
Air Products and Chemicals, Inc.	9,458	2,336,315
Albemarle Corp.	5,029	711,302
CF Industries Holdings, Inc.	6,620	511,991
Corteva, Inc.	28,426	1,905,395
Dow, Inc.	29,743	695,391
DuPont de Nemours, Inc.	17,209	691,802
Ecolab, Inc.	10,794	2,833,641
International Flavors & Fragrances, Inc.	10,694	720,668
Linde plc	19,687	8,394,340
LyondellBasell Industries NV, Class A	10,847	469,675
Mosaic Co. (The)	12,478	300,595
PPG Industries, Inc.	9,276	950,419
Sherwin-Williams Co. (The)	9,797	3,174,522

		23,696,056

Construction Materials (0.2%)
CRH plc	28,321	3,534,461
Martin Marietta Materials, Inc.	2,558	1,592,764
Vulcan Materials Co.	5,722	1,632,029

		6,759,254

Containers & Packaging (0.2%)
Amcor plc	96,083	801,332
Avery Dennison Corp.	3,363	611,663
Ball Corp.	11,629	615,988
International Paper Co.	21,778	857,835
Packaging Corp. of America	3,786	780,787
Smurfit WestRock plc	21,516	832,024

		4,499,629

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	60,778	3,086,915
Newmont Corp.	46,381	4,631,143
Nucor Corp.	9,603	1,566,345
Steel Dynamics, Inc.	5,888	997,721

		10,282,124

Total Materials		45,237,063

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Real Estate (1.6%)
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	6,743	$330,002
Healthpeak Properties, Inc. (REIT)	28,834	463,651
Ventas, Inc. (REIT)	19,364	1,498,386
Welltower, Inc. (REIT)	28,545	5,298,238

		7,590,277

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	26,031	461,530

Industrial REITs (0.2%)
Prologis, Inc. (REIT)	39,309	5,018,187

Office REITs (0.0%)†
BXP, Inc. (REIT)(x)	6,488	437,810

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	12,409	1,995,243
CoStar Group, Inc.*	17,659	1,187,391

		3,182,634

Residential REITs (0.2%)
AvalonBay Communities, Inc. (REIT)	5,948	1,078,432
Camden Property Trust (REIT)	4,403	484,682
Equity Residential (REIT)	14,746	929,588
Essex Property Trust, Inc. (REIT)	2,727	713,601
Invitation Homes, Inc. (REIT)	23,333	648,424
Mid-America Apartment Communities, Inc. (REIT)	5,189	720,804
UDR, Inc. (REIT)	12,864	471,852

		5,047,383

Retail REITs (0.2%)
Federal Realty Investment Trust (REIT)	3,569	359,755
Kimco Realty Corp. (REIT)	28,399	575,648
Realty Income Corp. (REIT)	38,822	2,188,396
Regency Centers Corp. (REIT)	6,883	475,134
Simon Property Group, Inc. (REIT)	13,794	2,553,407

		6,152,340

Specialized REITs (0.6%)
American Tower Corp. (REIT)	19,885	3,491,209
Crown Castle, Inc. (REIT)	18,449	1,639,563
Digital Realty Trust, Inc. (REIT)	13,683	2,116,897
Equinix, Inc. (REIT)	4,177	3,200,250
Extra Space Storage, Inc. (REIT)	9,016	1,174,063
Iron Mountain, Inc. (REIT)	12,590	1,044,340
Public Storage (REIT)	6,740	1,749,030
SBA Communications Corp. (REIT)	4,613	892,293
VICI Properties, Inc. (REIT), Class A	45,473	1,278,701
Weyerhaeuser Co. (REIT)	29,778	705,441

		17,291,787

Total Real Estate		45,181,948

Utilities (2.0%)
Electric Utilities (1.3%)
Alliant Energy Corp.	11,377	739,619
American Electric Power Co., Inc.	22,625	2,608,889
Constellation Energy Corp.	13,234	4,675,175
Duke Energy Corp.	32,989	3,866,641
Edison International	16,341	980,787
Entergy Corp.	18,930	1,749,700
Evergy, Inc.	10,122	733,744
Eversource Energy	15,504	1,043,884
Exelon Corp.	42,806	1,865,913
FirstEnergy Corp.	22,654	1,014,219
NextEra Energy, Inc.	87,390	7,015,669
NRG Energy, Inc.	8,140	1,296,214
PG&E Corp.	93,920	1,509,294
Pinnacle West Capital Corp.	4,842	429,485
PPL Corp.	31,229	1,093,640
Southern Co. (The)	46,550	4,059,160
Xcel Energy, Inc.	24,680	1,822,865

		36,504,898

Gas Utilities (0.1%)
Atmos Energy Corp.	6,776	1,135,861

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	28,484	408,461
Vistra Corp.	13,443	2,168,759

		2,577,220

Multi-Utilities (0.5%)
Ameren Corp.	11,342	1,132,612
CenterPoint Energy, Inc.	27,157	1,041,199
CMS Energy Corp.	13,128	918,041
Consolidated Edison, Inc.	15,029	1,492,680
Dominion Energy, Inc.	36,024	2,110,646
DTE Energy Co.	8,912	1,149,470
NiSource, Inc.	20,197	843,427
Public Service Enterprise Group, Inc.	21,107	1,694,892
Sempra	27,602	2,436,981
WEC Energy Group, Inc.	13,932	1,469,269

		14,289,217

Water Utilities (0.0%)†
American Water Works Co., Inc.	8,360	1,090,980

Total Utilities		55,598,176

Total Common Stocks (90.0%) (Cost $517,936,549)		2,464,750,938

SHORT-TERM INVESTMENTS:
Investment Companies (3.0%)
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	1,305,688	1,305,688
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	81,072,033	81,104,461

Total Investment Companies		82,410,149

Total Short-Term Investments (3.0%) (Cost $82,399,556)		82,410,149

Total Investments in Securities (93.0%) (Cost $600,336,105)		2,547,161,087
Other Assets Less Liabilities (7.0%)		192,256,755

Net Assets (100%)		$2,739,417,842

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $5,569,040.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $1,405,927. This was collateralized by $143,998 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.750%, maturing 10/15/26 – 5/15/55 and by cash of $1,305,688 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
BlackRock, Inc.	4,463	5,629,904	—	(1,072,747)	719,023	(499,253)	4,776,927	103,882	—

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	798	3/2026	USD	275,010,750	360,743

					360,743

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$253,462,186	$—	$—	$253,462,186
Consumer Discretionary	257,418,633	—	—	257,418,633
Consumer Staples	116,595,647	—	—	116,595,647
Energy	69,635,352	—	—	69,635,352
Financials	331,702,763	—	—	331,702,763
Health Care	237,398,167	—	—	237,398,167
Industrials	202,647,631	—	—	202,647,631
Information Technology	849,873,372	—	—	849,873,372
Materials	45,237,063	—	—	45,237,063
Real Estate	45,181,948	—	—	45,181,948
Utilities	55,598,176	—	—	55,598,176
Futures	360,743	—	—	360,743
Short-Term Investments
Investment Companies	82,410,149	—	—	82,410,149

Total Assets	$2,547,521,830	$—	$—	$2,547,521,830

Total Liabilities	$—	$—	$—	$—

Total	$2,547,521,830	$—	$—	$2,547,521,830

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets — Unrealized appreciation	$360,743	*

Total		$360,743

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(85,682,250)	$(85,682,250)

Total	$(85,682,250)	$(85,682,250)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$9,413,945	$9,413,945

Total	$9,413,945	$9,413,945

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$252,689,000
Average notional value of contracts — short	647,254,000

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$65,318,549
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$505,687,101

During the year ended December 31, 2025, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 26%)*	Net Proceeds of Sales and Redemptions (affiliated 6%)*	Net Realized Gain (Loss)
$16,800,720	$32,480,680	$22,381,611

* Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,981,008,389
Aggregate gross unrealized depreciation	(35,627,004)

Net unrealized appreciation	$1,945,381,385

Federal income tax cost of investments in securities and derivative instruments, if applicable	$602,140,445

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $790,865)	$4,776,927
Unaffiliated Issuers (Cost $599,545,240)	2,542,384,160
Cash	176,447,813
Cash held as collateral at broker for futures	19,662,400
Dividends, interest and other receivables	2,028,201
Receivable for Portfolio shares sold	2,232
Securities lending income receivable	411
Other assets	11,195

Total assets	2,745,313,339

LIABILITIES
Due to broker for futures variation margin	2,070,125
Payable for return of collateral on securities loaned	1,305,688
Investment management fees payable	1,037,530
Payable for Portfolio shares repurchased	1,034,626
Administrative fees payable	289,926
Accrued expenses	157,602

Total liabilities	5,895,497

Commitments and contingent liabilities^
NET ASSETS	$2,739,417,842

Net assets were comprised of:
Paid in capital	$1,011,350,868
Total distributable earnings (loss)	1,728,066,974

Net assets	$2,739,417,842

Class K
Net asset value, offering and redemption price per share, $2,739,417,842 / 196,451,231 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.94

(x)	Includes value of securities on loan of $1,405,927.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends ($103,882 of dividend income received from affiliates) (net of $7,738 foreign withholding tax)	$33,927,342
Interest	7,997,286
Securities lending (net)	20,916

Total income	41,945,544

EXPENSES
Investment management fees	12,124,483
Administrative fees	3,414,664
Professional fees	167,439
Printing and mailing expenses	141,192
Custodian fees	107,500
Trustees’ fees	93,742
Miscellaneous	77,383

Total expenses	16,126,403

NET INVESTMENT INCOME (LOSS)	25,819,141

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($719,023 realized gain (loss) from affiliates)	368,629,200
Futures contracts	(85,682,250)

Net realized gain (loss)	282,946,950

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(499,253) of change in unrealized appreciation (depreciation) from affiliates)	7,733,514
Futures contracts	9,413,945

Net change in unrealized appreciation (depreciation)	17,147,459

NET REALIZED AND UNREALIZED GAIN (LOSS)	300,094,409

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$325,913,550

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$25,819,141	$33,463,865
Net realized gain (loss)	282,946,950	546,452,961
Net change in unrealized appreciation (depreciation)	17,147,459	52,395,163

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	325,913,550	632,311,989

Distributions to shareholders:
Class K	(411,639,736)	(550,894,074)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 6,762,246 and 863,484 shares, respectively ]	87,034,411	14,411,841
Capital shares issued in reinvestment of dividends and distributions [ 28,991,121 and 36,305,950 shares, respectively ]	411,639,736	550,894,074
Capital shares repurchased [ (33,015,106) and (44,161,881) shares, respectively ]	(486,246,363)	(714,023,422)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	12,427,784	(148,717,507)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(73,298,402)	(67,299,592)
NET ASSETS:
Beginning of year	2,812,716,244	2,880,015,836

End of year	$2,739,417,842	$2,812,716,244

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class K	2025	2024	2023	2022	2021
Net asset value, beginning of year	$14.52	$14.35	$12.58	$16.88	$14.94

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	0.19	0.18	0.14	0.12
Net realized and unrealized gain (loss)	1.61	3.36	2.98	(3.54)	3.98

Total from investment operations	1.75	3.55	3.16	(3.40)	4.10

Less distributions:
Dividends from net investment income	(0.15)	(0.22)	(0.19)	(0.15)	(0.13)
Distributions from net realized gains	(2.18)	(3.16)	(1.20)	(0.75)	(2.03)

Total dividends and distributions	(2.33)	(3.38)	(1.39)	(0.90)	(2.16)

Net asset value, end of year	$13.94	$14.52	$14.35	$12.58	$16.88

Total return	12.15%	24.18%	25.54%	(20.28)%	27.86%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,739,418	$2,812,716	$2,880,016	$2,537,689	$3,593,669
Ratio of expenses to average net assets (f)	0.59%	0.59%	0.59%	0.58%	0.57%
Ratio of net investment income (loss) to average net assets (f)	0.94%	1.15%	1.26%	0.97%	0.69%
Portfolio turnover rate ^	3%	2%	2%	2%	3%

^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.8%)
Diversified Telecommunication Services (0.3%)
Frontier Communications Parent, Inc.*	20,700	$788,049

Entertainment (0.1%)
Warner Music Group Corp., Class A	12,352	378,836

Interactive Media & Services (0.5%)
Pinterest, Inc., Class A*	49,087	1,270,862
ZoomInfo Technologies, Inc., Class A*	22,801	231,886

		1,502,748

Media (0.9%)
EchoStar Corp., Class A(x)*	11,227	1,220,375
New York Times Co. (The), Class A	13,353	926,965
Nexstar Media Group, Inc., Class A	2,492	506,001

		2,653,341

Total Communication Services		5,322,974

Consumer Discretionary (10.4%)
Automobile Components (1.0%)
Autoliv, Inc.	5,874	697,244
BorgWarner, Inc.	17,478	787,559
Gentex Corp.	18,177	422,979
Goodyear Tire & Rubber Co. (The)*	24,245	212,386
Lear Corp.	4,381	502,062
Visteon Corp.	2,288	217,589

		2,839,819

Automobiles (0.2%)
Harley-Davidson, Inc.	9,597	196,642
Thor Industries, Inc.	4,489	460,886

		657,528

Broadline Retail (0.3%)
Macy’s, Inc.	22,780	502,299
Ollie’s Bargain Outlet Holdings, Inc.*	5,090	557,915

		1,060,214

Diversified Consumer Services (0.9%)
Duolingo, Inc., Class A*	3,329	584,240
Graham Holdings Co., Class B	277	304,312
Grand Canyon Education, Inc.*	2,237	372,036
H&R Block, Inc.	10,468	456,195
Service Corp. International	11,834	922,697

		2,639,480

Hotels, Restaurants & Leisure (2.3%)
Aramark	22,028	811,952
Boyd Gaming Corp.	4,829	411,624
Cava Group, Inc.*	8,245	483,899
Choice Hotels International, Inc.(x)	1,667	158,798
Churchill Downs, Inc.	5,556	632,162
Hilton Grand Vacations, Inc.*	4,851	217,082
Hyatt Hotels Corp., Class A	3,539	567,372
Planet Fitness, Inc., Class A*	6,908	749,311
Texas Roadhouse, Inc., Class A	5,484	910,344
Travel + Leisure Co.	5,353	377,547
Vail Resorts, Inc.	3,047	404,642
Wingstop, Inc.	2,308	550,435
Wyndham Hotels & Resorts, Inc.	6,370	481,317

		6,756,485

Household Durables (1.6%)
KB Home	5,114	288,481
Somnigroup International, Inc.	17,551	1,566,953
Taylor Morrison Home Corp., Class A*	8,116	477,789
Toll Brothers, Inc.	8,132	1,099,609
TopBuild Corp.*	2,332	972,887
Whirlpool Corp.(x)	4,696	338,769

		4,744,488

Leisure Products (0.5%)
Brunswick Corp.	5,577	414,037
Mattel, Inc.*	26,182	519,451
Polaris, Inc.	4,488	283,866
YETI Holdings, Inc.*	6,248	275,974

		1,493,328

Specialty Retail (3.1%)
Abercrombie & Fitch Co., Class A*	3,903	491,271
AutoNation, Inc.*	2,272	469,123
Bath & Body Works, Inc.	17,328	347,946
Burlington Stores, Inc.*	5,191	1,499,420
Chewy, Inc., Class A*	18,648	616,316
Dick’s Sporting Goods, Inc.	5,517	1,092,200
Five Below, Inc.*	4,583	863,254
Floor & Decor Holdings, Inc., Class A*	8,983	546,975
GameStop Corp., Class A*	34,408	690,913
Gap, Inc. (The)	18,982	485,939
Lithia Motors, Inc., Class A	2,037	676,956
Murphy USA, Inc.	1,426	575,420
Penske Automotive Group, Inc.	1,607	254,372
RH(x)*	1,282	229,670
Valvoline, Inc.*	10,713	311,320

		9,151,095

Textiles, Apparel & Luxury Goods (0.5%)
Capri Holdings Ltd.*	9,906	241,706
Columbia Sportswear Co.	1,880	103,569
Crocs, Inc.*	4,342	371,328
PVH Corp.	4,031	270,158
VF Corp.	27,822	503,022

		1,489,783

Total Consumer Discretionary		30,832,220

Consumer Staples (3.9%)
Beverages (0.5%)
Boston Beer Co., Inc. (The), Class A*	642	125,274
Celsius Holdings, Inc.*	13,327	609,577
Coca-Cola Consolidated, Inc.	4,768	730,934

		1,465,785

Consumer Staples Distribution & Retail (2.4%)
Albertsons Cos., Inc., Class A	33,628	577,393
BJ’s Wholesale Club Holdings, Inc.*	10,933	984,298
Casey’s General Stores, Inc.	3,095	1,710,637
Maplebear, Inc.*	15,254	686,125
Performance Food Group Co.*	13,024	1,171,118
Sprouts Farmers Market, Inc.*	8,036	640,228
US Foods Holding Corp.*	18,523	1,395,152

		7,164,951

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Food Products (0.7%)
Darling Ingredients, Inc.*	13,243	$476,748
Flowers Foods, Inc.	17,207	187,212
Ingredion, Inc.	5,395	594,853
Marzetti Co. (The)	1,642	269,978
Pilgrim’s Pride Corp.	3,633	141,651
Post Holdings, Inc.*	3,971	393,327

		2,063,769

Personal Care Products (0.3%)
BellRing Brands, Inc.*	10,395	277,858
Coty, Inc., Class A*	33,855	104,273
e.l.f. Beauty, Inc.*	4,961	377,235

		759,366

Total Consumer Staples		11,453,871

Energy (3.6%)
Energy Equipment & Services (0.9%)
NOV, Inc.	31,390	490,626
TechnipFMC plc	33,638	1,498,909
Valaris Ltd.*	5,471	275,739
Weatherford International plc	6,032	472,064

		2,737,338

Oil, Gas & Consumable Fuels (2.7%)
Antero Midstream Corp.	27,913	496,572
Antero Resources Corp.*	24,321	838,102
Chord Energy Corp.	4,770	442,179
Civitas Resources, Inc.	6,446	174,622
CNX Resources Corp.*	11,092	407,853
DT Midstream, Inc.	8,405	1,005,910
HF Sinclair Corp.	13,090	603,187
Matador Resources Co.	9,694	411,413
Murphy Oil Corp.	11,142	348,188
Ovintiv, Inc.	21,336	836,158
PBF Energy, Inc., Class A	7,067	191,657
Permian Resources Corp.	58,614	822,354
Range Resources Corp.	19,618	691,731
Viper Energy, Inc., Class A	13,889	536,532

		7,806,458

Total Energy		10,543,796

Financials (15.0%)
Banks (6.0%)
Associated Banc-Corp.	12,342	317,930
Bank OZK	8,961	412,385
Cadence Bank	15,513	664,577
Columbia Banking System, Inc.	25,177	703,697
Comerica, Inc.	10,723	932,150
Commerce Bancshares, Inc.	11,009	576,211
Cullen/Frost Bankers, Inc.	5,355	678,104
East West Bancorp, Inc.	11,702	1,315,188
First Financial Bankshares, Inc.	9,822	293,383
First Horizon Corp.	41,707	996,797
Flagstar Bank NA	24,870	313,113
FNB Corp.	30,934	528,971
Glacier Bancorp, Inc.	10,737	472,965
Hancock Whitney Corp.	6,991	445,187
Home BancShares, Inc.	15,326	425,756
International Bancshares Corp.	4,301	285,758
Old National Bancorp	29,345	654,687
Pinnacle Financial Partners, Inc.	6,420	612,532
Prosperity Bancshares, Inc.	7,951	549,494
SouthState Bank Corp.	8,455	795,700
Synovus Financial Corp.	11,660	583,583
Texas Capital Bancshares, Inc.*	3,678	333,006
UMB Financial Corp.	6,062	697,373
United Bankshares, Inc.	11,379	436,954
Valley National Bancorp	42,258	493,574
Webster Financial Corp.	13,627	857,683
Western Alliance Bancorp	8,728	733,763
Wintrust Financial Corp.	5,787	809,138
Zions Bancorp NA	12,699	743,400

		17,663,059

Capital Markets (2.8%)
Affiliated Managers Group, Inc.	2,418	697,061
Carlyle Group, Inc. (The)	22,174	1,310,705
Evercore, Inc., Class A	3,291	1,119,763
Federated Hermes, Inc., Class B	6,592	343,245
Hamilton Lane, Inc., Class A	3,479	467,265
Houlihan Lokey, Inc., Class A	4,692	817,299
Janus Henderson Group plc	11,360	540,395
Jefferies Financial Group, Inc.	14,067	871,732
Morningstar, Inc.	1,960	425,928
SEI Investments Co.	8,032	658,785
Stifel Financial Corp.	9,024	1,129,985

		8,382,163

Consumer Finance (0.7%)
Ally Financial, Inc.	24,234	1,097,558
FirstCash Holdings, Inc.	3,425	545,876
SLM Corp.	17,911	484,672

		2,128,106

Financial Services (1.2%)
Corebridge Financial, Inc.	6,403	193,178
Equitable Holdings, Inc.‡	6,863	327,022
Essent Group Ltd.	8,837	574,493
Euronet Worldwide, Inc.*	3,797	288,990
MGIC Investment Corp.	20,662	603,744
Shift4 Payments, Inc., Class A(x)*	5,982	376,687
Voya Financial, Inc.	8,843	658,715
WEX, Inc.*	3,088	460,050

		3,482,879

Insurance (3.7%)
American Financial Group, Inc.	5,956	814,066
Brighthouse Financial, Inc.*	4,842	313,713
CNO Financial Group, Inc.	8,753	371,740
F&G Annuities & Life, Inc.	1,319	40,691
Fidelity National Financial, Inc.	21,895	1,195,248
First American Financial Corp.	8,734	536,617
Hanover Insurance Group, Inc. (The)	2,988	546,117
Kemper Corp.	4,992	202,376
Kinsale Capital Group, Inc.	1,851	723,963
Old Republic International Corp.	19,331	882,267
Primerica, Inc.	2,925	755,703
Reinsurance Group of America, Inc.	5,577	1,134,696
RenaissanceRe Holdings Ltd.	3,962	1,113,956

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
RLI Corp.	7,421	$474,796
Ryan Specialty Holdings, Inc., Class A	9,606	495,958
Selective Insurance Group, Inc.	5,094	426,215
Unum Group	13,364	1,035,710

		11,063,832

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Annaly Capital Management, Inc. (REIT)	55,678	1,244,960
Starwood Property Trust, Inc. (REIT)	30,681	552,565

		1,797,525

Total Financials		44,517,564

Health Care (8.0%)
Biotechnology (2.3%)
BioMarin Pharmaceutical, Inc.*	16,068	954,921
Cytokinetics, Inc.*	10,256	651,666
Exelixis, Inc.*	22,283	976,664
Halozyme Therapeutics, Inc.*	9,762	656,983
Neurocrine Biosciences, Inc.*	8,285	1,175,062
Roivant Sciences Ltd.*	36,335	788,469
United Therapeutics Corp.*	3,588	1,748,253

		6,952,018

Health Care Equipment & Supplies (1.3%)
Dentsply Sirona, Inc.	16,855	192,653
Envista Holdings Corp.*	13,594	295,126
Globus Medical, Inc., Class A*	9,277	809,975
Haemonetics Corp.*	3,902	312,745
Lantheus Holdings, Inc.*	5,524	367,622
LivaNova plc*	4,551	280,023
Masimo Corp.*	3,887	505,543
Penumbra, Inc.*	3,257	1,012,634

		3,776,321

Health Care Providers & Services (1.8%)
Chemed Corp.	1,152	492,895
Encompass Health Corp.	8,393	890,833
Ensign Group, Inc. (The)	4,750	827,450
HealthEquity, Inc.*	7,208	660,325
Hims & Hers Health, Inc.(x)*	17,304	561,861
Option Care Health, Inc.*	13,167	419,500
Tenet Healthcare Corp.*	7,375	1,465,560

		5,318,424

Health Care Technology (0.2%)
Doximity, Inc., Class A*	11,402	504,881

Life Sciences Tools & Services (1.8%)
Avantor, Inc.*	57,502	658,973
Bio-Rad Laboratories, Inc., Class A*	1,524	461,757
Bruker Corp.	9,419	443,729
Illumina, Inc.*	12,763	1,673,995
Medpace Holdings, Inc.*	1,849	1,038,491
Repligen Corp.*	4,434	726,555
Sotera Health Co.*	17,307	305,295

		5,308,795

Pharmaceuticals (0.6%)
Elanco Animal Health, Inc.(x)*	41,529	939,801
Jazz Pharmaceuticals plc*	5,085	864,450

		1,804,251

Total Health Care		23,664,690

Industrials (21.3%)
Aerospace & Defense (3.2%)
AeroVironment, Inc.*	2,659	643,186
ATI, Inc.*	11,307	1,297,591
BWX Technologies, Inc.	7,624	1,317,732
Carpenter Technology Corp.	4,143	1,304,382
Curtiss-Wright Corp.	3,090	1,703,424
Hexcel Corp.	6,653	491,657
Kratos Defense & Security Solutions, Inc.*	14,074	1,068,358
Woodward, Inc.	5,007	1,513,716

		9,340,046

Air Freight & Logistics (0.2%)
GXO Logistics, Inc.*	9,512	500,712

Building Products (1.7%)
AAON, Inc.	5,637	429,821
Advanced Drainage Systems, Inc.	5,972	864,925
Carlisle Cos., Inc.	3,495	1,117,911
Fortune Brands Innovations, Inc.	10,158	508,103
Owens Corning	6,913	773,634
Simpson Manufacturing Co., Inc.	3,452	557,394
Trex Co., Inc.*	8,902	312,282
UFP Industries, Inc.	4,932	449,059

		5,013,129

Commercial Services & Supplies (1.4%)
Brink’s Co. (The)	3,474	405,520
Clean Harbors, Inc.*	4,209	986,926
MSA Safety, Inc.	3,053	488,907
RB Global, Inc.	15,458	1,590,165
Tetra Tech, Inc.	21,831	732,212

		4,203,730

Construction & Engineering (2.1%)
AECOM	11,061	1,054,445
API Group Corp.*	30,939	1,183,726
Dycom Industries, Inc.*	2,369	800,485
Fluor Corp.*	13,449	532,984
MasTec, Inc.*	5,136	1,116,412
Sterling Infrastructure, Inc.*	2,559	783,643
Valmont Industries, Inc.	1,660	667,851

		6,139,546

Electrical Equipment (1.7%)
Acuity, Inc.	2,540	914,502
EnerSys	3,058	448,761
Nextpower, Inc., Class A*	12,317	1,072,934
nVent Electric plc	13,468	1,373,332
Regal Rexnord Corp.	5,555	779,478
Sensata Technologies Holding plc	12,287	409,034

		4,998,041

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Ground Transportation (1.3%)
Avis Budget Group, Inc.(x)*	1,410	$180,931
Knight-Swift Transportation Holdings, Inc., Class A	13,451	703,218
Landstar System, Inc.	2,800	402,360
Ryder System, Inc.	3,399	650,535
Saia, Inc.*	2,222	725,527
XPO, Inc.*	9,821	1,334,772

		3,997,343

Machinery (4.9%)
AGCO Corp.	5,172	539,543
Chart Industries, Inc.*	3,675	757,895
CNH Industrial NV	77,161	711,424
Crane Co.	4,051	747,126
Donaldson Co., Inc.	9,555	847,146
Esab Corp.	4,771	533,016
Flowserve Corp.	10,613	736,330
Graco, Inc.	13,402	1,098,562
ITT, Inc.	7,095	1,231,053
Lincoln Electric Holdings, Inc.	4,601	1,102,584
Middleby Corp. (The)*	3,885	577,583
Mueller Industries, Inc.	9,127	1,047,780
Oshkosh Corp.	5,299	665,713
RBC Bearings, Inc.*	2,628	1,178,474
SPX Technologies, Inc.*	3,995	799,240
Terex Corp.	5,490	293,056
Timken Co. (The)	5,329	448,329
Toro Co. (The)	8,222	647,236
Watts Water Technologies, Inc., Class A	2,254	622,149

		14,584,239

Marine Transportation (0.2%)
Kirby Corp.*	4,515	497,463

Passenger Airlines (0.5%)
Alaska Air Group, Inc.*	9,667	486,250
American Airlines Group, Inc.*	56,495	866,068

		1,352,318

Professional Services (2.6%)
Booz Allen Hamilton Holding Corp.	10,034	846,468
CACI International, Inc., Class A*	1,844	982,502
Concentrix Corp.	3,752	156,008
ExlService Holdings, Inc.*	12,849	545,312
Exponent, Inc.	4,023	279,438
FTI Consulting, Inc.*	2,508	428,442
Genpact Ltd.	13,382	626,010
KBR, Inc.	10,626	427,165
Maximus, Inc.	4,667	402,855
Parsons Corp.(x)*	4,444	274,639
Paylocity Holding Corp.*	3,704	564,860
Science Applications International Corp.	3,848	387,340
TransUnion	16,238	1,392,408
UL Solutions, Inc., Class A	6,115	482,229

		7,795,676

Trading Companies & Distributors (1.5%)
Applied Industrial Technologies, Inc.	3,142	806,771
Core & Main, Inc., Class A*	15,900	826,323
GATX Corp.	2,996	508,122
MSC Industrial Direct Co., Inc., Class A	3,758	316,048
Watsco, Inc.	2,926	985,916
WESCO International, Inc.	4,082	998,620

		4,441,800

Total Industrials		62,864,043

Information Technology (12.7%)
Communications Equipment (1.7%)
Ciena Corp.*	11,782	2,755,457
Lumentum Holdings, Inc.*	5,919	2,181,684

		4,937,141

Electronic Equipment, Instruments & Components (3.4%)
Arrow Electronics, Inc.*	4,338	477,961
Avnet, Inc.	6,889	331,223
Belden, Inc.	3,285	382,867
Cognex Corp.	13,928	501,129
Coherent Corp.*	13,108	2,419,344
Crane NXT Co.	4,128	194,305
Fabrinet*	2,980	1,356,734
Flex Ltd.*	30,885	1,866,072
IPG Photonics Corp.*	1,999	143,128
Littelfuse, Inc.	2,099	530,879
Novanta, Inc.*	3,013	358,517
TD SYNNEX Corp.	6,358	955,162
Vontier Corp.	12,244	455,232

		9,972,553

IT Services (1.2%)
ASGN, Inc.*	3,547	170,859
Kyndryl Holdings, Inc.*	19,185	509,554
Okta, Inc.*	14,039	1,213,952
Twilio, Inc., Class A*	12,658	1,800,474

		3,694,839

Semiconductors & Semiconductor Equipment (2.5%)
Allegro MicroSystems, Inc.*	10,416	274,774
Amkor Technology, Inc.	9,508	375,376
Cirrus Logic, Inc.*	4,150	491,775
Entegris, Inc.	12,644	1,065,257
Lattice Semiconductor Corp.*	11,337	834,176
MACOM Technology Solutions Holdings, Inc.*	5,331	913,094
MKS, Inc.	5,603	895,359
Onto Innovation, Inc.*	4,068	642,175
Rambus, Inc.*	8,938	821,313
Silicon Laboratories, Inc.*	2,753	359,817
Synaptics, Inc.*	3,269	241,971
Universal Display Corp.	3,625	423,328

		7,338,415

Software (3.3%)
Appfolio, Inc., Class A*	1,894	440,639
Bentley Systems, Inc., Class B	12,575	479,925
BILL Holdings, Inc.*	7,477	407,795
Blackbaud, Inc.*	3,078	194,899
Commvault Systems, Inc.*	3,657	458,441
Docusign, Inc.*	16,705	1,142,622
Dolby Laboratories, Inc., Class A	4,939	317,183

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Dropbox, Inc., Class A*	14,669	$407,798
Dynatrace, Inc.*	25,170	1,090,868
Guidewire Software, Inc.*	7,104	1,427,975
Manhattan Associates, Inc.*	4,960	859,618
Nutanix, Inc., Class A*	22,540	1,165,093
Pegasystems, Inc.	7,605	454,171
Qualys, Inc.*	2,940	390,726
UiPath, Inc., Class A*	35,083	575,010

		9,812,763

Technology Hardware, Storage & Peripherals (0.6%)
Pure Storage, Inc., Class A*	26,039	1,744,873

Total Information Technology		37,500,584

Materials (4.9%)
Chemicals (1.2%)
Ashland, Inc.	3,819	224,061
Avient Corp.	7,791	243,391
Axalta Coating Systems Ltd.*	18,120	585,457
Cabot Corp.	4,580	303,562
NewMarket Corp.	652	448,094
Olin Corp.	9,557	199,072
RPM International, Inc.	10,746	1,117,584
Scotts Miracle-Gro Co. (The)	3,648	212,861
Westlake Corp.	2,851	210,803

		3,544,885

Construction Materials (0.3%)
Eagle Materials, Inc.	2,683	554,523
Knife River Corp.*	4,695	330,293

		884,816

Containers & Packaging (1.0%)
AptarGroup, Inc.	5,497	670,414
Crown Holdings, Inc.	9,529	981,201
Graphic Packaging Holding Co.	25,296	380,958
Greif, Inc., Class A	2,136	144,607
Silgan Holdings, Inc.	7,181	289,897
Sonoco Products Co.	8,057	351,607

		2,818,684

Metals & Mining (2.3%)
Alcoa Corp.	21,803	1,158,611
Cleveland-Cliffs, Inc.*	47,635	632,593
Commercial Metals Co.	9,143	632,878
Hecla Mining Co.	55,414	1,063,395
MP Materials Corp.(x)*	11,286	570,169
Reliance, Inc.	4,344	1,254,851
Royal Gold, Inc.	6,797	1,510,905

		6,823,402

Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.	5,209	420,679

Total Materials		14,492,466

Real Estate (5.8%)
Diversified REITs (0.4%)
WP Carey, Inc. (REIT)	18,315	1,178,753

Health Care REITs (0.7%)
Healthcare Realty Trust, Inc. (REIT), Class A	29,789	504,924
Omega Healthcare Investors, Inc. (REIT)	24,676	1,094,134
Sabra Health Care REIT, Inc. (REIT)	20,760	393,194

		1,992,252

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT)(x)	18,125	189,588

Industrial REITs (0.9%)
EastGroup Properties, Inc. (REIT)	4,414	786,310
First Industrial Realty Trust, Inc. (REIT)	11,046	632,604
Rexford Industrial Realty, Inc. (REIT)	19,297	747,180
STAG Industrial, Inc. (REIT)	15,395	565,920

		2,732,014

Office REITs (0.5%)
COPT Defense Properties (REIT)	9,207	255,955
Cousins Properties, Inc. (REIT)	13,573	349,912
Kilroy Realty Corp. (REIT)(x)	9,048	338,124
Vornado Realty Trust (REIT)	13,573	451,709

		1,395,700

Real Estate Management & Development (0.5%)
Jones Lang LaSalle, Inc.*	3,940	1,325,692

Residential REITs (0.7%)
American Homes 4 Rent (REIT), Class A	27,322	877,036
Equity LifeStyle Properties, Inc. (REIT)	16,314	988,792
Independence Realty Trust, Inc. (REIT)	19,017	332,417

		2,198,245

Retail REITs (0.8%)
Agree Realty Corp. (REIT)	9,191	662,028
Brixmor Property Group, Inc. (REIT)	26,505	694,961
Kite Realty Group Trust (REIT)	17,528	420,146
NNN REIT, Inc. (REIT)	16,262	644,463

		2,421,598

Specialized REITs (1.2%)
CubeSmart (REIT)	19,382	698,721
EPR Properties (REIT)	6,240	311,376
Gaming and Leisure Properties, Inc. (REIT)	24,000	1,072,560
Lamar Advertising Co. (REIT), Class A	7,328	927,578
National Storage Affiliates Trust (REIT)	5,831	164,493
PotlatchDeltic Corp. (REIT)	5,863	233,230
Rayonier, Inc. (REIT)	12,274	265,732

		3,673,690

Total Real Estate		17,107,532

Utilities (3.0%)
Electric Utilities (0.8%)
IDACORP, Inc.	4,560	577,114
OGE Energy Corp.	17,861	762,665
Portland General Electric Co.	9,499	455,857
TXNM Energy, Inc.	8,064	474,808

		2,270,444

Gas Utilities (1.0%)
National Fuel Gas Co.	7,535	603,252
New Jersey Resources Corp.	8,516	392,758

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
ONE Gas, Inc.	4,913	$379,529
Southwest Gas Holdings, Inc.	5,403	432,348
Spire, Inc.	4,937	408,290
UGI Corp.	18,017	674,376

		2,890,553

Independent Power and Renewable Electricity Producers (0.7%)
Ormat Technologies, Inc.	5,062	559,199
Talen Energy Corp.*	3,821	1,432,264

		1,991,463

Multi-Utilities (0.2%)
Black Hills Corp.	6,071	421,449
Northwestern Energy Group, Inc.	5,056	326,314

		747,763

Water Utilities (0.3%)
Essential Utilities, Inc.	23,749	911,012

Total Utilities		8,811,235

Total Common Stocks (90.4%) (Cost $173,307,221)		267,110,975

EXCHANGE TRADED FUNDS (ETF):
Equity (0.2%)
iShares Core S&P Mid-Cap ETF	9,981	658,746
Total Exchange Traded Funds (0.2%) (Cost $658,046)		658,746

SHORT-TERM INVESTMENTS:
Investment Companies (6.2%)
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	2,005,769	2,005,769
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	16,435,997	16,442,571

Total Investment Companies		18,448,340

Total Short-Term Investments (6.2%) (Cost $18,445,017)		18,448,340

Total Investments in Securities (96.8%) (Cost $192,410,284)		286,218,061
Other Assets Less Liabilities (3.2%)		9,352,224

Net Assets (100%)		$295,570,285

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $3,833,973. This was collateralized by $2,008,973 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.750%, maturing 1/29/26 – 8/15/55 and by cash of $2,005,769 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	6,863	379,294	32,668	(95,782)	23,014	(12,172)	327,022	8,234	—

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	83	3/2026	USD	27,599,160	(401,233)

					(401,233)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$5,322,974	$—	$—	$5,322,974
Consumer Discretionary	30,832,220	—	—	30,832,220
Consumer Staples	11,453,871	—	—	11,453,871
Energy	10,543,796	—	—	10,543,796
Financials	44,517,564	—	—	44,517,564
Health Care	23,664,690	—	—	23,664,690
Industrials	62,864,043	—	—	62,864,043
Information Technology	37,500,584	—	—	37,500,584
Materials	14,492,466	—	—	14,492,466
Real Estate	17,107,532	—	—	17,107,532
Utilities	8,811,235	—	—	8,811,235
Exchange Traded Fund	658,746	—	—	658,746
Short-Term Investments
Investment Companies	18,448,340	—	—	18,448,340

Total Assets	$286,218,061	$—	$—	$286,218,061

Liabilities:
Futures	$(401,233)	$—	$—	$(401,233)

Total Liabilities	$(401,233)	$—	$—	$(401,233)

Total	$285,816,828	$—	$—	$285,816,828

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(401,233	)*

Total		$(401,233)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(11,310,837)	$(11,310,837)

Total	$(11,310,837)	$(11,310,837)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$1,197,963	$1,197,963

Total	$1,197,963	$1,197,963

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$26,110,000
Average notional value of contracts — short	47,439,000

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$48,599,281
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$67,868,912

During the year ended December 31, 2025, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 14%)*	Net Proceeds of Sales and Redemptions (affiliated 17%)*	Net Realized Gain (Loss)
$7,030,777	$11,833,855	$4,240,277

* Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$109,179,935
Aggregate gross unrealized depreciation	(15,560,443)

Net unrealized appreciation	$93,619,492

Federal income tax cost of investments in securities and derivative instruments, if applicable	$192,197,336

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $233,616)	$327,022
Unaffiliated Issuers (Cost $192,176,668)	285,891,039
Cash	10,064,365
Cash held as collateral at broker for futures	1,972,150
Receivable for securities sold	400,558
Dividends, interest and other receivables	322,723
Securities lending income receivable	1,236
Receivable for Portfolio shares sold	675
Other assets	1,225

Total assets	298,980,993

LIABILITIES
Payable for return of collateral on securities loaned	2,005,769
Payable for securities purchased	755,776
Due to broker for futures variation margin	317,738
Payable for Portfolio shares repurchased	114,269
Investment management fees payable	113,931
Administrative fees payable	31,468
Accrued expenses	71,757

Total liabilities	3,410,708

Commitments and contingent liabilities^
NET ASSETS	$295,570,285

Net assets were comprised of:
Paid in capital	$224,648,465
Total distributable earnings (loss)	70,921,820

Net assets	$295,570,285

Class K
Net asset value, offering and redemption price per share, $295,570,285 / 38,165,165 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.74

(x)	ncludes value of securities on loan of $3,833,973.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends ($8,234 of dividend income received from affiliates) (net of $3,186 foreign withholding tax)	$4,633,628
Interest	506,648
Securities lending (net)	12,654

Total income	5,152,930

EXPENSES
Investment management fees	1,321,141
Administrative fees	366,657
Custodian fees	78,500
Professional fees	68,742
Printing and mailing expenses	26,653
Trustees’ fees	10,195
Miscellaneous	19,451

Gross expenses	1,891,339
Less: Waiver from investment manager	(129,965)

Net expenses	1,761,374

NET INVESTMENT INCOME (LOSS)	3,391,556

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($23,014 realized gain (loss) from affiliates)	18,666,051
Futures contracts	(11,310,837)

Net realized gain (loss)	7,355,214

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(12,172) of change in unrealized appreciation (depreciation) from affiliates)	(2,227,090)
Futures contracts	1,197,963

Net change in unrealized appreciation (depreciation)	(1,029,127)

NET REALIZED AND UNREALIZED GAIN (LOSS)	6,326,087

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,717,643

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,391,556	$3,730,899
Net realized gain (loss)	7,355,214	27,584,344
Net change in unrealized appreciation (depreciation)	(1,029,127)	6,710,624

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,717,643	38,025,867

Distributions to shareholders:
Class K	(21,622,135)	(30,880,470)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 3,734,099 and 1,343,570 shares, respectively ]	26,178,126	11,283,965
Capital shares issued in reinvestment of dividends and distributions [ 2,729,800 and 3,588,994 shares, respectively ]	21,622,135	30,880,470
Capital shares repurchased [ (5,189,848) and (5,691,308) shares, respectively ]	(40,952,309)	(48,386,341)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	6,847,952	(6,221,906)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,056,540)	923,491
NET ASSETS:
Beginning of year	300,626,825	299,703,334

End of year	$295,570,285	$300,626,825

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class K	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.15	$7.96	$7.11	$8.81	$8.12

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.10	0.10	0.07	0.05
Net realized and unrealized gain (loss)	0.09	0.98	1.01	(1.48)	1.85

Total from investment operations	0.18	1.08	1.11	(1.41)	1.90

Less distributions:
Dividends from net investment income	(0.09)	(0.11)	(0.11)	(0.08)	(0.06)
Distributions from net realized gains	(0.50)	(0.78)	(0.15)	(0.21)	(1.15)

Total dividends and distributions	(0.59)	(0.89)	(0.26)	(0.29)	(1.21)

Net asset value, end of year	$7.74	$8.15	$7.96	$7.11	$8.81

Total return	2.17%	13.21%	15.70%	(16.00)%	23.86%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$295,570	$300,627	$299,703	$285,662	$313,922
Ratio of expenses to average net assets:
After waivers (f)	0.60%	0.60%	0.60%	0.60%	0.60%
Before waivers (f)	0.64%	0.65%	0.64%	0.64%	0.62%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.16%	1.22%	1.30%	0.96%	0.56%
Before waivers (f)	1.11%	1.17%	1.26%	0.92%	0.53%
Portfolio turnover rate ^	18%	20%	19%	20%	17%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.5%)
Diversified Telecommunication Services (0.5%)
Anterix, Inc.*	4,135	$90,267
ATN International, Inc.	4,146	94,529
Bandwidth, Inc., Class A*	7,440	114,948
Cogent Communications Holdings, Inc.	14,252	307,273
Globalstar, Inc.*	15,220	929,029
IDT Corp., Class B	4,944	253,182
Liberty Latin America Ltd., Class A*	9,559	70,641
Liberty Latin America Ltd., Class C*	38,967	290,694
Lumen Technologies, Inc.*	283,342	2,201,567
Shenandoah Telecommunications Co.	16,503	190,775
Uniti Group, Inc.	47,318	331,699

		4,874,604

Entertainment (0.5%)
AMC Entertainment Holdings, Inc., Class A(x)*	147,818	230,596
Atlanta Braves Holdings, Inc., Class A(x)*	2,550	108,350
Atlanta Braves Holdings, Inc., Class C*	13,352	526,736
Cinemark Holdings, Inc.	31,303	727,482
CuriosityStream, Inc.	7,412	28,166
Eventbrite, Inc., Class A*	33,069	147,157
Gaia, Inc., Class A*	3,563	12,934
Golden Matrix Group, Inc.(x)*	8,475	6,787
IMAX Corp.*	13,115	484,730
Lionsgate Studios Corp.*	59,724	545,280
Madison Square Garden Entertainment Corp., Class A*	11,054	595,700
Marcus Corp. (The)	6,860	106,399
Playstudios, Inc.*	24,139	15,727
Playtika Holding Corp.	25,992	102,668
Reservoir Media, Inc.*	8,741	66,169
Sphere Entertainment Co.*	8,368	795,629
Starz Entertainment Corp.	3,319	38,832
Vivid Seats, Inc., Class A(x)*	1,267	9,135

		4,548,477

Interactive Media & Services (0.5%)
Angi, Inc., Class A*	7,574	97,932
Arena Group Holdings, Inc. (The)*	2,884	11,536
Bumble, Inc., Class A*	16,111	57,516
Cargurus, Inc., Class A*	24,778	950,236
Cars.com, Inc.*	17,583	214,513
EverQuote, Inc., Class A*	8,046	217,242
fuboTV, Inc.*	102,980	259,510
Getty Images Holdings, Inc.(x)*	43,672	58,520
Grindr, Inc.*	10,192	138,000
MediaAlpha, Inc., Class A*	10,287	133,217
Nextdoor Holdings, Inc.*	66,700	140,070
QuinStreet, Inc.*	18,057	259,479
Rumble, Inc.(x)*	30,817	194,763
Shutterstock, Inc.	7,759	148,197
Teads Holding Co.(x)*	10,844	7,633
Travelzoo*	1,404	9,996
TripAdvisor, Inc.*	35,378	515,104
TrueCar, Inc.*	28,020	63,325
Webtoon Entertainment, Inc.(x)*	7,588	98,872
Yelp, Inc., Class A*	18,361	557,991
Ziff Davis, Inc.*	12,609	443,206
ZipRecruiter, Inc., Class A*	18,684	72,868

		4,649,726

Media (0.9%)
Advantage Solutions, Inc.*	39,903	35,115
AMC Networks, Inc., Class A*	11,305	107,624
Boston Omaha Corp., Class A(x)*	7,504	92,824
Cable One, Inc.	1,648	185,977
EchoStar Corp., Class A(x)*	40,657	4,419,416
Emerald Holding, Inc.	10,478	46,837
Entravision Communications Corp., Class A	25,751	75,450
EW Scripps Co. (The), Class A*	14,874	59,347
Gambling.com Group Ltd.*	6,753	36,871
Gray Media, Inc.	27,609	133,628
Ibotta, Inc., Class A*	4,531	102,990
iHeartMedia, Inc., Class A*	26,942	112,079
John Wiley & Sons, Inc., Class A	12,028	368,418
Magnite, Inc.*	43,086	699,286
National CineMedia, Inc.	19,896	77,395
Newsmax, Inc., Class B(x)*	13,772	106,458
Nexxen International Ltd.*	6,877	44,976
Optimum Communications, Inc., Class A*	77,939	128,599
PubMatic, Inc., Class A*	8,373	74,268
Scholastic Corp.	6,180	183,113
Sinclair, Inc.	11,309	173,028
Stagwell, Inc., Class A(x)*	32,699	159,898
TechTarget, Inc.*	9,320	50,328
TEGNA, Inc.	49,366	958,194
Thryv Holdings, Inc.*	11,929	72,170
USA TODAY Co., Inc.*	42,569	219,230

		8,723,519

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	23,187	108,051
Spok Holdings, Inc.	6,131	80,868
Telephone and Data Systems, Inc.	30,696	1,258,536

		1,447,455

Total Communication Services		24,243,781

Consumer Discretionary (8.1%)
Automobile Components (1.0%)
Adient plc*	24,134	462,649
American Axle & Manufacturing Holdings, Inc.*	38,045	243,868
Cooper-Standard Holdings, Inc.*	5,063	166,218
Dana, Inc.	35,435	841,936
Dorman Products, Inc.*	8,446	1,040,463
Fox Factory Holding Corp.*	12,784	218,734
Garrett Motion, Inc.	47,995	836,553
Gentherm, Inc.*	9,593	348,897
Goodyear Tire & Rubber Co. (The)*	80,842	708,176
Holley, Inc.*	15,918	65,741
LCI Industries	6,982	847,196
Motorcar Parts of America, Inc.*	2,805	34,614
Patrick Industries, Inc.	9,839	1,066,843
Phinia, Inc.	11,705	733,786
Solid Power, Inc.(x)*	46,088	195,874
Standard Motor Products, Inc.	6,889	253,860
Strattec Security Corp.*	887	67,536
Visteon Corp.	8,496	807,970
XPEL, Inc.(m)*	7,602	379,416

		9,320,330

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Automobiles (0.0%)†
Faraday Future Intelligent Electric, Inc., Class A(x)*	31,465	$32,094
Livewire Group, Inc.(x)*	19,112	84,475
Winnebago Industries, Inc.	7,192	291,420

		407,989

Broadline Retail (0.1%)
Groupon, Inc.*	7,802	137,393
Kohl’s Corp.	33,303	679,714
Savers Value Village, Inc.*	12,396	115,779

		932,886

Distributors (0.1%)
GigaCloud Technology, Inc., Class A*	7,780	305,598
Gold.com, Inc.	5,548	188,909
Weyco Group, Inc.	1,872	57,265

		551,772

Diversified Consumer Services (1.0%)
Adtalem Global Education, Inc.*	10,737	1,110,957
American Public Education, Inc.*	5,389	203,704
Carriage Services, Inc., Class A	4,504	190,519
Coursera, Inc.*	43,005	316,517
Driven Brands Holdings, Inc.(x)*	18,791	278,483
European Wax Center, Inc., Class A*	12,780	46,008
Frontdoor, Inc.*	22,640	1,306,102
Graham Holdings Co., Class B	899	987,641
KinderCare Learning Cos., Inc.*	9,910	42,811
Laureate Education, Inc.*	38,823	1,307,170
Lincoln Educational Services Corp.*	9,685	233,893
Matthews International Corp., Class A	9,340	243,961
McGraw Hill, Inc.*	6,119	100,963
Mister Car Wash, Inc.*	21,964	122,120
Nerdy, Inc.(x)*	19,763	20,554
OneSpaWorld Holdings Ltd.	29,060	602,704
Perdoceo Education Corp.	20,352	596,924
Phoenix Education Partners, Inc.*	875	26,513
Strategic Education, Inc.	7,076	567,495
Stride, Inc.*	13,130	852,531
Udemy, Inc.*	31,235	182,725
Universal Technical Institute, Inc.*	14,555	380,322
Zspace, Inc.*	1,077	507

		9,721,124

Hotels, Restaurants & Leisure (1.5%)
Accel Entertainment, Inc., Class A*	17,189	196,126
Bally’s Corp.*	3,160	52,203
Biglari Holdings, Inc., Class B*	161	53,521
BJ’s Restaurants, Inc.*	6,875	270,875
Black Rock Coffee Bar, Inc., Class A*	2,058	45,790
Bloomin’ Brands, Inc.	26,621	164,252
Brightstar Lottery plc	31,024	480,252
Brinker International, Inc.*	13,647	1,958,617
Cheesecake Factory, Inc. (The)(x)	14,567	735,342
Cracker Barrel Old Country Store, Inc.(x)	6,712	170,485
Dave & Buster’s Entertainment, Inc.*	6,079	98,541
Denny’s Corp.*	10,939	68,041
Dine Brands Global, Inc.	3,129	100,566
El Pollo Loco Holdings, Inc.*	8,167	85,427
First Watch Restaurant Group, Inc.*	15,346	231,418
Genius Sports Ltd.*	67,708	746,142
Global Business Travel Group I*	40,291	308,226
Golden Entertainment, Inc.	6,340	172,385
Hilton Grand Vacations, Inc.*	18,201	814,495
Inspired Entertainment, Inc.*	6,729	62,983
Jack in the Box, Inc.(x)	5,445	103,183
Krispy Kreme, Inc.(x)	27,709	111,390
Kura Sushi USA, Inc., Class A(x)*	1,563	81,792
Life Time Group Holdings, Inc.*	45,244	1,202,585
Lindblad Expeditions Holdings, Inc.*	11,814	170,358
Marriott Vacations Worldwide Corp.	8,099	467,231
Monarch Casino & Resort, Inc.	3,802	363,851
Nathan’s Famous, Inc.	840	78,599
Navan, Inc., Class A*	11,678	199,460
Papa John’s International, Inc.	10,489	403,722
Portillo’s, Inc., Class A(x)*	18,249	82,850
Pursuit Attractions and Hospitality, Inc.*	6,635	223,467
RCI Hospitality Holdings, Inc.(x)	1,890	45,058
Red Rock Resorts, Inc., Class A	15,000	929,250
Rush Street Interactive, Inc.*	27,844	541,009
Sabre Corp.*	119,312	162,264
Serve Robotics, Inc.(x)*	17,621	182,906
Shake Shack, Inc., Class A*	12,008	974,689
Six Flags Entertainment Corp.*	29,611	454,233
Super Group SGHC Ltd.	49,229	588,287
Sweetgreen, Inc., Class A*	31,714	214,387
Target Hospitality Corp.*	11,795	94,478
United Parks & Resorts, Inc.*	8,810	319,803
Xponential Fitness, Inc., Class A*	5,884	48,425

		14,858,964

Household Durables (1.5%)
Bassett Furniture Industries, Inc.	1,514	25,375
Beazer Homes USA, Inc.*	9,123	184,923
Cavco Industries, Inc.*	2,409	1,423,093
Century Communities, Inc.	7,858	466,372
Champion Homes, Inc.*	17,117	1,446,386
Cricut, Inc., Class A	10,853	53,722
Dream Finders Homes, Inc., Class A*	6,098	104,276
Ethan Allen Interiors, Inc.	4,662	106,480
Flexsteel Industries, Inc.	886	34,988
Green Brick Partners, Inc.*	9,880	619,081
Hamilton Beach Brands Holding Co., Class A	1,755	28,870
Helen of Troy Ltd.*	4,644	98,685
Hovnanian Enterprises, Inc., Class A*	994	96,955
Installed Building Products, Inc.(x)	7,122	1,847,376
KB Home	19,364	1,092,323
La-Z-Boy, Inc.	13,362	498,002
Legacy Housing Corp.*	1,965	38,357
Leggett & Platt, Inc.	41,527	456,797
LGI Homes, Inc.*	6,691	287,445
Lovesac Co. (The)*	2,973	43,852
M/I Homes, Inc.*	7,818	1,000,313
Meritage Homes Corp.	21,363	1,405,685
Sonos, Inc.*	35,299	619,850
Taylor Morrison Home Corp., Class A*	29,578	1,741,257
Traeger, Inc.*	9,475	10,233
Tri Pointe Homes, Inc.*	25,939	816,300

		14,546,996

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Leisure Products (0.4%)
Acushnet Holdings Corp.	8,494	$677,991
American Outdoor Brands, Inc.*	2,642	20,423
Clarus Corp.	8,706	29,165
Escalade, Inc.	2,626	35,425
Funko, Inc., Class A*	14,117	47,998
JAKKS Pacific, Inc.	2,698	45,542
Johnson Outdoors, Inc., Class A	1,968	83,542
Latham Group, Inc.*	10,306	65,443
Malibu Boats, Inc., Class A*	5,931	167,313
Marine Products Corp.	4,530	39,683
MasterCraft Boat Holdings, Inc.*	5,584	105,593
Peloton Interactive, Inc., Class A*	118,931	732,615
Polaris, Inc.	16,201	1,024,713
Smith & Wesson Brands, Inc.	12,140	119,822
Sturm Ruger & Co., Inc.	4,520	147,578
Topgolf Callaway Brands Corp.*	38,977	454,862

		3,797,708

Specialty Retail (2.0%)
1-800-Flowers.com, Inc., Class A(x)*	8,528	33,515
Abercrombie & Fitch Co., Class A*	14,276	1,796,920
Academy Sports & Outdoors, Inc.	20,175	1,007,943
Advance Auto Parts, Inc.	18,519	727,797
American Eagle Outfitters, Inc.	47,913	1,263,466
America’s Car-Mart, Inc.*	2,271	57,365
Arhaus, Inc., Class A*	15,910	178,351
Arko Corp.(x)	24,582	111,602
Asbury Automotive Group, Inc.*	6,004	1,396,110
BARK, Inc.(x)*	38,084	22,946
Barnes & Noble Education, Inc.*	3,413	31,365
Bed Bath & Beyond, Inc.*	14,714	80,338
Boot Barn Holdings, Inc.*	9,515	1,679,112
Buckle, Inc. (The)	10,116	540,397
Build-A-Bear Workshop, Inc.	3,766	230,743
Caleres, Inc.	7,540	91,762
Camping World Holdings, Inc., Class A	17,871	173,885
Citi Trends, Inc.*	1,909	79,338
Designer Brands, Inc., Class A(x)	6,475	48,109
Envela Corp.*	988	13,219
EVgo, Inc., Class A*	25,446	74,048
Genesco, Inc.*	1,983	49,119
Group 1 Automotive, Inc.	3,747	1,473,695
Haverty Furniture Cos., Inc.	4,519	105,564
J Jill, Inc.	2,226	30,541
Lands’ End, Inc.*	3,205	46,537
MarineMax, Inc.*	4,200	101,766
Monro, Inc.	9,614	192,665
National Vision Holdings, Inc.*	24,602	635,224
OneWater Marine, Inc., Class A*	2,740	29,647
Outdoor Holding Co.(x)*	33,475	57,242
Petco Health & Wellness Co., Inc., Class A*	17,634	49,552
RealReal, Inc. (The)*	30,978	488,833
Revolve Group, Inc., Class A*	13,239	399,685
Sally Beauty Holdings, Inc.*	30,752	438,524
Shoe Carnival, Inc.	4,134	69,782
Signet Jewelers Ltd.	12,060	999,533
Sleep Number Corp.*	4,671	39,517
Sonic Automotive, Inc., Class A	4,591	283,999
Stitch Fix, Inc., Class A*	33,820	177,555
ThredUp, Inc., Class A*	28,100	179,559
Torrid Holdings, Inc.(x)*	9,797	9,585
Upbound Group, Inc.	16,629	292,005
Urban Outfitters, Inc.*	18,515	1,393,439
Victoria’s Secret & Co.*	21,090	1,142,445
Warby Parker, Inc., Class A*	29,385	640,299
Winmark Corp.	932	377,404
Zumiez, Inc.*	2,910	75,805

		19,417,852

Textiles, Apparel & Luxury Goods (0.5%)
Capri Holdings Ltd.*	35,407	863,931
Carter’s, Inc.	10,937	354,687
Ermenegildo Zegna NV(x)	18,605	190,701
Figs, Inc., Class A*	26,711	303,437
G-III Apparel Group Ltd.	10,876	314,969
Kontoor Brands, Inc.	16,778	1,024,968
Lakeland Industries, Inc.(x)	2,010	17,769
Movado Group, Inc.	4,598	94,811
Oxford Industries, Inc.	3,157	107,969
Rocky Brands, Inc.	2,079	60,977
Steven Madden Ltd.	21,873	910,792
Superior Group of Cos., Inc.	4,753	46,009
Wolverine World Wide, Inc.	24,422	443,259

		4,734,279

Total Consumer Discretionary		78,289,900

Consumer Staples (1.7%)
Beverages (0.1%)
MGP Ingredients, Inc.	4,177	101,501
National Beverage Corp.*	7,209	229,895
Vita Coco Co., Inc. (The)*	14,154	750,304
Zevia PBC, Class A*	18,925	43,906

		1,125,606

Consumer Staples Distribution & Retail (0.4%)
Andersons, Inc. (The)	10,219	543,344
Chefs’ Warehouse, Inc. (The)*	11,215	699,031
Grocery Outlet Holding Corp.*	29,278	295,708
HF Foods Group, Inc.*	13,784	29,635
Ingles Markets, Inc., Class A	4,467	306,213
Natural Grocers by Vitamin Cottage, Inc.	2,830	70,891
PriceSmart, Inc.	7,782	954,618
United Natural Foods, Inc.*	17,643	594,040
Village Super Market, Inc., Class A	3,465	122,644
Weis Markets, Inc.	4,486	287,508

		3,903,632

Food Products (0.7%)
Alico, Inc.	1,764	64,174
B&G Foods, Inc.(x)	25,623	110,179
Beyond Meat, Inc.(x)*	86,113	70,613
BRC, Inc., Class A*	29,751	33,024
Calavo Growers, Inc.	4,142	90,089
Cal-Maine Foods, Inc.	13,079	1,040,696
Dole plc	25,498	382,215
Forafric Global plc(x)*	308	3,397
Fresh Del Monte Produce, Inc.	10,412	370,980
Hain Celestial Group, Inc. (The)*	29,228	31,274
J & J Snack Foods Corp.	4,736	427,992
John B Sanfilippo & Son, Inc.	2,610	184,266

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Lifeway Foods, Inc.*	3,112	$75,404
Limoneira Co.	4,943	62,405
Mama’s Creations, Inc.*	7,445	100,433
Marzetti Co. (The)	6,090	1,001,318
Mission Produce, Inc.*	13,866	160,846
Seneca Foods Corp., Class A*	1,323	146,363
Simply Good Foods Co. (The)*	28,068	563,605
SunOpta, Inc.*	30,332	115,262
Tootsie Roll Industries, Inc.	5,618	205,787
TreeHouse Foods, Inc.*	15,240	359,512
Utz Brands, Inc.	22,514	233,695
Vital Farms, Inc.*	10,663	340,576
Westrock Coffee Co.(x)*	14,492	58,982

		6,233,087

Household Products (0.2%)
Central Garden & Pet Co.*	2,652	85,262
Central Garden & Pet Co., Class A*	15,882	463,595
Energizer Holdings, Inc.	19,555	388,949
Oil-Dri Corp. of America	3,169	155,091
Spectrum Brands Holdings, Inc.	6,586	389,101
WD-40 Co.	4,016	790,750

		2,272,748

Personal Care Products (0.2%)
Beauty Health Co. (The)(x)*	44,077	61,267
Edgewell Personal Care Co.	11,035	188,147
FitLife Brands, Inc.*	631	10,266
Herbalife Ltd.*	30,782	396,780
Honest Co., Inc. (The)*	29,527	76,180
Interparfums, Inc.	5,550	470,806
Lifevantage Corp.(x)	3,413	21,024
Medifast, Inc.(x)*	2,503	26,732
Nature’s Sunshine Products, Inc.*	5,144	111,008
Nu Skin Enterprises, Inc., Class A	15,697	151,005
Olaplex Holdings, Inc.*	47,079	63,086
USANA Health Sciences, Inc.*	3,544	69,569
Waldencast plc, Class A*	13,718	25,790

		1,671,660

Tobacco (0.1%)
Ispire Technology, Inc.(x)*	9,255	25,914
Turning Point Brands, Inc.	5,321	576,797
Universal Corp.	7,523	396,838

		999,549

Total Consumer Staples		16,206,282

Energy (4.3%)
Energy Equipment & Services (1.6%)
Archrock, Inc.	52,838	1,374,845
Atlas Energy Solutions, Inc.(x)	23,111	217,706
Borr Drilling Ltd.(x)	80,128	322,916
Bristow Group, Inc., Class A*	8,817	322,879
Cactus, Inc., Class A	21,352	975,359
Core Laboratories, Inc.	14,224	228,011
DMC Global, Inc.*	5,431	36,333
Energy Services of America Corp.	2,664	21,765
Expro Group Holdings NV*	28,062	374,628
Flowco Holdings, Inc., Class A	4,214	78,970
Forum Energy Technologies, Inc.*	2,894	106,933
Helix Energy Solutions Group, Inc.*	45,201	283,410
Helmerich & Payne, Inc.	30,230	866,996
Innovex International, Inc.*	10,921	238,842
Kodiak Gas Services, Inc.	25,506	953,924
Liberty Energy, Inc., Class A	46,639	860,956
Mammoth Energy Services, Inc.*	6,257	11,575
Nabors Industries Ltd.*	3,874	210,358
National Energy Services Reunited Corp.*	18,498	289,679
Natural Gas Services Group, Inc.	2,542	85,538
Noble Corp. plc	39,046	1,102,659
Oceaneering International, Inc.*	28,798	692,016
Oil States International, Inc.*	12,010	81,308
Patterson-UTI Energy, Inc.	109,051	666,302
ProFrac Holding Corp., Class A(x)*	12,882	50,111
ProPetro Holding Corp.*	24,756	235,430
Ranger Energy Services, Inc., Class A	5,719	79,952
RPC, Inc.	18,510	100,694
SEACOR Marine Holdings, Inc.*	8,110	48,822
Seadrill Ltd.*	19,772	684,111
Select Water Solutions, Inc., Class A	28,843	303,428
Solaris Energy Infrastructure, Inc., Class A	12,506	574,901
TETRA Technologies, Inc.*	38,962	365,074
Tidewater, Inc.*	14,858	750,478
Transocean Ltd.*	279,369	1,153,794
Valaris Ltd.*	18,762	945,605

		15,696,308

Oil, Gas & Consumable Fuels (2.7%)
Ardmore Shipping Corp.	7,102	75,210
BKV Corp.*	6,688	181,579
California Resources Corp.	21,894	978,881
Calumet, Inc.*	21,364	424,503
Centrus Energy Corp., Class A(x)*	5,028	1,220,597
Clean Energy Fuels Corp.*	40,251	84,527
CNX Resources Corp.*	39,450	1,450,577
Comstock Resources, Inc.*	22,608	524,053
Core Natural Resources, Inc.	15,900	1,407,309
Crescent Energy Co., Class A	70,878	594,666
CVR Energy, Inc.*	10,175	258,852
Delek US Holdings, Inc.	18,617	552,180
DHT Holdings, Inc.	42,626	520,464
Diversified Energy Co.	18,100	262,088
Dorian LPG Ltd.	11,501	279,934
Empire Petroleum Corp.(x)*	3,717	11,300
Encore Energy Corp.(x)*	56,358	139,768
Energy Fuels, Inc.(x)*	68,390	994,391
Epsilon Energy Ltd.	3,897	18,082
Evolution Petroleum Corp.	9,400	33,276
Excelerate Energy, Inc., Class A	7,249	203,335
FLEX LNG Ltd.	9,842	245,558
FutureFuel Corp.	10,021	31,967
Gevo, Inc.(x)*	73,560	147,120
Golar LNG Ltd.	30,578	1,137,807
Granite Ridge Resources, Inc.	17,391	81,738
Green Plains, Inc.*	20,398	199,900
Gulfport Energy Corp.*	4,737	985,249
HighPeak Energy, Inc.(x)	7,522	35,654
Infinity Natural Resources, Inc., Class A*	3,317	48,859
International Seaways, Inc.	12,443	604,108
Kinetik Holdings, Inc., Class A	13,497	486,567
Kolibri Global Energy, Inc.*	5,753	22,609

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Kosmos Energy Ltd.(x)*	143,092	$129,842
Lightbridge Corp.(x)*	5,671	71,681
Magnolia Oil & Gas Corp., Class A	56,420	1,235,034
Murphy Oil Corp.	40,742	1,273,188
NACCO Industries, Inc., Class A	921	45,166
Navigator Holdings Ltd.	6,596	114,243
New Fortress Energy, Inc.(x)*	39,112	44,588
NextDecade Corp.*	42,186	222,320
NextNRG, Inc.(x)*	4,087	5,926
Nordic American Tankers Ltd.(x)	62,403	214,666
Northern Oil & Gas, Inc.(x)	28,679	615,738
OPAL Fuels, Inc., Class A*	4,345	10,233
Par Pacific Holdings, Inc.*	15,274	536,728
PBF Energy, Inc., Class A	25,861	701,350
Peabody Energy Corp.	37,070	1,100,979
Prairie Operating Co.(x)*	4,751	8,029
PrimeEnergy Resources Corp.(x)*	104	17,784
REX American Resources Corp.*	9,784	316,219
Riley Exploration Permian, Inc.	4,657	122,945
Sable Offshore Corp.(x)*	23,397	211,041
SandRidge Energy, Inc.	9,154	132,092
Scorpio Tankers, Inc.	14,199	721,735
SFL Corp. Ltd.	37,736	294,718
SM Energy Co.	36,101	675,089
Summit Midstream Corp.*	2,205	58,829
Talos Energy, Inc.*	37,195	409,889
Teekay Corp. Ltd.	10,957	98,942
Teekay Tankers Ltd., Class A	7,750	414,005
Uranium Energy Corp.*	142,509	1,664,505
VAALCO Energy, Inc.	30,228	110,030
Verde Clean Fuels, Inc.(x)*	1,072	2,208
Vitesse Energy, Inc.(x)	8,816	169,796
W&T Offshore, Inc.(x)	42,666	69,546
World Kinect Corp.	16,163	378,699
XCF Global, Inc., Class A(x)*	9,767	2,666

		26,443,157

Total Energy		42,139,465

Financials (16.0%)
Banks (8.9%)
1st Source Corp.	5,556	347,194
ACNB Corp.	2,890	139,731
Amalgamated Financial Corp.	7,061	226,164
Amerant Bancorp, Inc., Class A	11,199	218,492
Ameris Bancorp	20,280	1,506,196
Ames National Corp.	2,444	56,114
Arrow Financial Corp.	4,154	130,436
Associated Banc-Corp.	50,758	1,307,526
Atlantic Union Bankshares Corp.	43,983	1,552,600
Avidbank Holdings, Inc.*	460	12,218
Axos Financial, Inc.*	16,637	1,433,444
Banc of California, Inc.	39,021	752,715
BancFirst Corp.	6,554	694,855
Bancorp, Inc. (The)*	13,117	885,660
Bank First Corp.	3,032	369,358
Bank of Hawaii Corp.	12,169	831,995
Bank of Marin Bancorp	4,235	110,152
Bank of NT Butterfield & Son Ltd. (The)	12,509	623,198
Bank7 Corp.	1,704	69,830
BankFinancial Corp.	2,033	24,396
BankUnited, Inc.	22,745	1,013,745
Bankwell Financial Group, Inc.	1,924	88,158
Banner Corp.	10,223	640,573
Bar Harbor Bankshares	4,703	146,028
BayCom Corp.	3,139	92,287
BCB Bancorp, Inc.	5,457	44,038
Beacon Financial Corp.	25,980	685,093
Blue Foundry Bancorp*	5,314	66,053
Blue Ridge Bankshares, Inc.	16,340	69,772
Bridgewater Bancshares, Inc.*	6,594	115,593
Burke & Herbert Financial Services Corp.	3,959	246,685
Business First Bancshares, Inc.	8,589	224,516
BV Financial, Inc.*	2,274	41,250
Byline Bancorp, Inc.	9,204	268,297
C&F Financial Corp.	790	57,346
Cadence Bank	56,321	2,412,792
California Bancorp	6,465	120,702
Camden National Corp.	5,210	226,010
Capital Bancorp, Inc.	3,838	108,116
Capital City Bank Group, Inc.	4,214	179,390
Capitol Federal Financial, Inc.	37,748	257,064
Carter Bankshares, Inc.*	6,321	124,271
Cathay General Bancorp	20,656	999,544
CB Financial Services, Inc.	1,109	38,660
Central Pacific Financial Corp.	7,956	247,909
CF Bankshares, Inc.	859	21,432
Chain Bridge Bancorp, Inc., Class A*	622	21,546
Chemung Financial Corp.	1,183	66,011
ChoiceOne Financial Services, Inc.	3,238	95,586
Citizens & Northern Corp.	4,716	95,122
Citizens Community Bancorp, Inc.	2,061	36,727
Citizens Financial Services, Inc.	1,277	72,815
City Holding Co.	4,269	508,865
Civista Bancshares, Inc.	5,229	116,188
CNB Financial Corp.	8,143	213,102
Coastal Financial Corp.*	3,967	454,579
CoastalSouth Bancshares, Inc.*	720	16,740
Colony Bankcorp, Inc.	5,129	91,399
Columbia Financial, Inc.*	8,602	133,675
Commercial Bancgroup, Inc.*	1,143	28,072
Community Financial System, Inc.	16,525	949,196
Community Trust Bancorp, Inc.	4,480	253,120
Community West Bancshares	5,131	115,447
ConnectOne Bancorp, Inc.	13,904	364,563
Customers Bancorp, Inc.*	9,645	705,242
CVB Financial Corp.	40,389	751,235
Dime Community Bancshares, Inc.	12,421	373,748
Eagle Bancorp Montana, Inc.	1,990	39,601
Eagle Bancorp, Inc.	8,361	179,093
Eagle Financial Services, Inc.	1,131	45,008
Eastern Bankshares, Inc.	67,363	1,241,500
ECB Bancorp, Inc.*	1,593	27,702
Enterprise Financial Services Corp.	11,561	624,294
Equity Bancshares, Inc., Class A	4,424	197,532
Esquire Financial Holdings, Inc.	1,963	200,363
Farmers & Merchants Bancorp, Inc.	4,039	99,844
Farmers National Banc Corp.	11,007	146,613
FB Bancorp, Inc.*	4,897	62,926
FB Financial Corp.	12,748	711,338
Fidelity D&D Bancorp, Inc.	1,196	52,062
Financial Institutions, Inc.	5,934	184,963

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Finward Bancorp	709	$24,950
Finwise Bancorp*	2,089	37,477
First Bancorp (Nasdaq Stock Exchange)	12,664	643,205
First Bancorp (New York Stock Exchange)	48,246	1,000,140
First Bancorp, Inc. (The)	3,146	83,180
First Bank	6,669	109,772
First Busey Corp.	25,850	614,971
First Business Financial Services, Inc.	2,483	134,827
First Capital, Inc.	758	44,874
First Commonwealth Financial Corp.	32,838	553,649
First Community Bankshares, Inc.	4,384	147,872
First Community Corp.	1,761	52,214
First Financial Bancorp	29,301	733,111
First Financial Bankshares, Inc.	40,660	1,214,514
First Financial Corp.	3,220	194,552
First Foundation, Inc.*	13,575	83,622
First Internet Bancorp	2,143	44,724
First Interstate BancSystem, Inc., Class A	27,808	962,157
First Merchants Corp.	17,599	659,610
First Mid Bancshares, Inc.	7,037	274,443
First National Corp.	1,858	46,896
First Savings Financial Group, Inc.	1,363	43,425
First United Corp.	1,507	56,422
First Western Financial, Inc.*	2,791	74,827
Firstsun Capital Bancorp*	3,681	138,534
Five Star Bancorp	4,047	144,802
Flagstar Bank NA	93,729	1,180,048
Flushing Financial Corp.	8,366	126,912
Franklin Financial Services Corp.	1,069	53,664
FS Bancorp, Inc.	1,991	81,969
Fulton Financial Corp.	54,977	1,062,705
FVCBankcorp, Inc.	4,184	58,199
GBank Financial Holdings, Inc.(x)*	2,907	98,518
German American Bancorp, Inc.	11,257	441,049
Glacier Bancorp, Inc.	38,879	1,712,620
Great Southern Bancorp, Inc.	2,346	144,420
Greene County Bancorp, Inc.	3,404	75,671
Hancock Whitney Corp.	25,452	1,620,783
Hanmi Financial Corp.	8,211	221,943
Hanover Bancorp, Inc.	1,079	24,936
Hawthorn Bancshares, Inc.	1,432	49,948
HBT Financial, Inc.	3,760	97,196
Heritage Commerce Corp.	17,985	216,000
Heritage Financial Corp.	11,005	260,268
Hilltop Holdings, Inc.	12,795	434,262
Hingham Institution For Savings (The)(x)	365	103,645
Home Bancorp, Inc.	2,087	120,629
Home BancShares, Inc.	57,433	1,595,489
HomeTrust Bancshares, Inc.	4,554	195,549
Hope Bancorp, Inc.	40,008	438,488
Horizon Bancorp, Inc.	13,873	235,286
Independent Bank Corp.	6,309	205,232
Independent Bank Corp./MA	14,933	1,091,304
International Bancshares Corp.	16,967	1,127,287
Investar Holding Corp.	1,942	51,890
John Marshall Bancorp, Inc.	3,314	66,247
Kearny Financial Corp.	14,845	110,001
Lakeland Financial Corp.	7,661	437,137
Landmark Bancorp, Inc.(x)	1,130	29,595
LCNB Corp.	3,963	64,954
LINKBANCORP, Inc.	6,260	51,708
Live Oak Bancshares, Inc.	10,691	367,236
MainStreet Bancshares, Inc.	1,709	34,795
Mechanics Bancorp	12,962	189,634
Mercantile Bank Corp.	4,979	239,490
Meridian Corp.	2,343	41,190
Metrocity Bankshares, Inc.	5,557	147,483
Metropolitan Bank Holding Corp.	2,752	210,143
Mid Penn Bancorp, Inc.	5,287	164,003
Middlefield Banc Corp.	1,974	68,182
Midland States Bancorp, Inc.	6,544	138,536
MidWestOne Financial Group, Inc.	4,944	190,344
MVB Financial Corp.	3,329	85,988
National Bank Holdings Corp., Class A	11,891	451,977
National Bankshares, Inc.	1,935	64,881
NB Bancorp, Inc.	13,553	268,620
NBT Bancorp, Inc.	15,614	648,293
Nicolet Bankshares, Inc.	4,067	493,327
Northeast Bank	2,263	235,194
Northeast Community Bancorp, Inc.	3,711	83,906
Northfield Bancorp, Inc.	9,552	109,179
Northpointe Bancshares, Inc.	4,868	81,685
Northrim Bancorp, Inc.	6,860	182,545
Northwest Bancshares, Inc.	44,579	534,948
Norwood Financial Corp.(x)	2,264	63,505
Oak Valley Bancorp	1,774	53,326
OceanFirst Financial Corp.	17,973	322,615
OFG Bancorp	13,231	542,206
Ohio Valley Banc Corp.	903	36,102
Old National Bancorp	107,122	2,389,892
Old Second Bancorp, Inc.	15,060	293,670
OP Bancorp	3,217	45,424
Orange County Bancorp, Inc.	3,734	106,606
Origin Bancorp, Inc.	8,992	338,189
Orrstown Financial Services, Inc.	5,698	201,823
Park National Corp.	4,434	674,766
Parke Bancorp, Inc.	3,003	75,195
Pathward Financial, Inc.	6,987	496,077
Patriot National Bancorp, Inc.(x)*	22,375	40,722
PCB Bancorp	3,293	71,293
Peapack-Gladstone Financial Corp.	4,979	138,665
Peoples Bancorp of North Carolina, Inc.	1,108	40,110
Peoples Bancorp, Inc.	10,166	305,285
Peoples Financial Services Corp.	2,533	123,382
Pioneer Bancorp, Inc.*	4,523	60,970
Plumas Bancorp	1,589	71,012
Ponce Financial Group, Inc.*	5,850	95,647
Preferred Bank	3,583	338,343
Primis Financial Corp.	7,369	102,503
Princeton Bancorp, Inc.	1,602	55,573
Provident Financial Services, Inc.	40,144	792,844
QCR Holdings, Inc.	5,413	450,903
RBB Bancorp	5,497	113,458
Red River Bancshares, Inc.	1,311	93,645
Renasant Corp.	28,169	992,112
Republic Bancorp, Inc., Class A	2,249	155,158
Rhinebeck Bancorp, Inc.*	876	10,530
Richmond Mutual Bancorp, Inc.	2,365	33,205

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Riverview Bancorp, Inc.	5,497	$27,595
S&T Bancorp, Inc.	12,232	481,329
SB Financial Group, Inc.	1,504	33,494
Seacoast Banking Corp. of Florida	26,280	825,718
ServisFirst Bancshares, Inc.	16,035	1,151,153
Shore Bancshares, Inc.	7,486	132,352
Sierra Bancorp	3,719	121,537
Simmons First National Corp., Class A	43,925	827,986
SmartFinancial, Inc.	3,091	114,336
Sound Financial Bancorp, Inc.	457	19,939
South Plains Financial, Inc.	3,686	143,017
Southern First Bancshares, Inc.*	2,119	109,171
Southern Missouri Bancorp, Inc.	2,827	167,132
Southside Bancshares, Inc.	9,108	276,792
SR Bancorp, Inc.(x)	2,337	36,784
Stellar Bancorp, Inc.	15,554	481,241
Sterling Bancorp, Inc.(r)*	6,057	—
Stock Yards Bancorp, Inc.	7,925	514,729
Texas Capital Bancshares, Inc.*	13,940	1,262,128
Third Coast Bancshares, Inc.*	3,031	115,208
Timberland Bancorp, Inc.	2,073	74,213
Tompkins Financial Corp.	4,129	299,435
Towne Bank	21,999	734,107
TriCo Bancshares	9,631	456,220
Triumph Financial, Inc.*	7,302	457,324
TrustCo Bank Corp.	5,790	239,301
Trustmark Corp.	17,960	699,542
UMB Financial Corp.	21,972	2,527,659
Union Bankshares, Inc.	812	19,269
United Bankshares, Inc.	42,739	1,641,178
United Community Banks, Inc.	36,821	1,149,552
United Security Bancshares	2,408	24,249
Unity Bancorp, Inc.	2,147	111,043
Univest Financial Corp.	8,669	283,823
USCB Financial Holdings, Inc.	4,044	74,490
Valley National Bancorp	148,367	1,732,927
Virginia National Bankshares Corp.	1,328	52,921
WaFd, Inc.	23,890	765,197
Washington Trust Bancorp, Inc.	5,469	161,609
WesBanco, Inc.	29,278	973,201
West Bancorp, Inc.	4,557	101,120
Westamerica Bancorp	7,891	377,427
Western New England Bancorp, Inc.	4,711	59,453
WSFS Financial Corp.	17,148	947,255

		86,668,228

Capital Markets (1.6%)
Acadian Asset Management, Inc.	8,195	385,165
AlTi Global, Inc.(x)*	17,753	82,374
Artisan Partners Asset Management, Inc., Class A	19,342	787,993
Bakkt Holdings, Inc., Class A(x)*	2,458	24,678
BGC Group, Inc., Class A	110,314	985,104
Cohen & Steers, Inc.	8,678	544,805
Diamond Hill Investment Group, Inc.	605	102,547
DigitalBridge Group, Inc.	52,355	803,126
Donnelley Financial Solutions, Inc.*	8,095	377,956
Forge Global Holdings, Inc.*	2,365	105,384
GCM Grosvenor, Inc., Class A	14,149	160,167
Innventure, Inc.(x)*	5,487	22,936
Marex Group plc	16,912	648,744
MarketWise, Inc.	430	6,459
Miami International Holdings, Inc.(x)*	7,126	316,252
Moelis & Co., Class A	22,222	1,527,540
Open Lending Corp.*	26,545	41,145
P10, Inc., Class A	17,151	168,251
Patria Investments Ltd., Class A	20,416	324,410
Perella Weinberg Partners, Class A	17,794	307,836
Piper Sandler Cos.	5,370	1,824,243
PJT Partners, Inc., Class A	6,963	1,164,214
Siebert Financial Corp.*	3,146	11,042
Silvercrest Asset Management Group, Inc., Class A	2,449	37,200
StepStone Group, Inc., Class A	21,121	1,355,335
StoneX Group, Inc.*	14,620	1,390,801
Value Line, Inc.	933	35,855
Victory Capital Holdings, Inc., Class A	13,714	865,216
Virtus Investment Partners, Inc.	1,988	324,342
Webull Corp.*	82,348	639,844
Westwood Holdings Group, Inc.	1,522	26,194
WisdomTree, Inc.(x)	37,213	453,626

		15,850,784

Consumer Finance (1.0%)
Atlanticus Holdings Corp.*	1,362	91,186
Bread Financial Holdings, Inc.	12,668	937,812
Consumer Portfolio Services, Inc.*	3,714	34,652
Dave, Inc.*	3,078	681,500
Encore Capital Group, Inc.*	7,135	387,787
Enova International, Inc.*	7,275	1,143,630
FirstCash Holdings, Inc.	11,951	1,904,750
Green Dot Corp., Class A*	16,170	207,138
Jefferson Capital, Inc.	1,534	34,270
LendingClub Corp.*	33,436	633,278
LendingTree, Inc.*	3,406	180,825
Medallion Financial Corp.	3,727	38,351
Navient Corp.	21,258	276,354
Nelnet, Inc., Class A	3,571	474,800
NerdWallet, Inc., Class A*	12,470	168,968
Oportun Financial Corp.*	7,755	41,024
OppFi, Inc.	5,670	59,308
PRA Group, Inc.*	12,432	219,922
PROG Holdings, Inc.	12,242	361,017
Regional Management Corp.	2,926	113,382
Upstart Holdings, Inc.(x)*	26,093	1,141,047
Vroom, Inc.*	205	4,075
World Acceptance Corp.*	958	134,494

		9,269,570

Financial Services (1.9%)
Acacia Research Corp.*	13,529	50,598
Alerus Financial Corp.	5,746	129,400
Banco Latinoamericano de Comercio Exterior SA, Class E	9,209	410,721
Better Home & Finance Holding Co.(x)*	1,063	34,633
Burford Capital Ltd.	60,579	540,365
Cannae Holdings, Inc.	14,581	229,359
Cantaloupe, Inc.*	17,324	183,981
Cass Information Systems, Inc.	3,191	132,490
Compass Diversified Holdings	13,630	65,424
Enact Holdings, Inc.	8,704	345,027
Essent Group Ltd.	28,392	1,845,764
Evertec, Inc.	19,642	571,386

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Federal Agricultural Mortgage Corp., Class C	2,891	$507,573
Finance of America Cos., Inc., Class A*	1,048	25,372
Flywire Corp.*	37,191	526,625
HA Sustainable Infrastructure Capital, Inc.	37,767	1,187,017
International Money Express, Inc.*	5,591	85,878
Jackson Financial, Inc., Class A	20,905	2,229,518
loanDepot, Inc., Class A*	18,129	37,527
Marqeta, Inc., Class A*	114,744	545,034
Merchants Bancorp	7,583	258,277
NCR Atleos Corp.*	21,668	825,767
NewtekOne, Inc.	6,139	69,678
NMI Holdings, Inc., Class A*	24,577	1,002,496
Onity Group, Inc.*	1,611	73,768
Pagseguro Digital Ltd., Class A	57,105	550,492
Payoneer Global, Inc.*	86,200	484,444
Paysafe Ltd.(x)*	10,356	83,780
Paysign, Inc.*	11,552	59,493
PennyMac Financial Services, Inc.	8,830	1,164,147
Priority Technology Holdings, Inc.*	7,886	42,979
Radian Group, Inc.	41,895	1,507,801
Remitly Global, Inc.*	50,680	699,384
Repay Holdings Corp., Class A*	13,994	51,078
Security National Financial Corp., Class A*	3,365	30,319
Sezzle, Inc.(x)*	4,866	308,869
StoneCo Ltd., Class A*	76,799	1,135,857
SWK Holdings Corp.	1,367	23,512
Triller Group, Inc.(x)*	20,953	670
Velocity Financial, Inc.*	3,944	81,877
Walker & Dunlop, Inc.	10,424	627,004
Waterstone Financial, Inc.	4,420	73,151

		18,838,535

Insurance (1.8%)
Abacus Global Management, Inc.	8,399	71,811
American Coastal Insurance Corp.	7,561	95,495
American Integrity Insurance Group, Inc.*	1,941	40,431
AMERISAFE, Inc.	5,412	207,875
Aspen Insurance Holdings Ltd., Class A(x)*	4,677	173,517
Ategrity Specialty Holdings LLC*	1,292	27,145
Baldwin Insurance Group, Inc. (The), Class A*	22,140	532,024
Bowhead Specialty Holdings, Inc.*	5,212	148,751
Citizens, Inc., Class A(x)*	10,151	49,029
CNO Financial Group, Inc.	29,884	1,269,174
Crawford & Co., Class A	5,644	63,495
Donegal Group, Inc., Class A	5,880	117,482
eHealth, Inc.*	6,587	30,300
Employers Holdings, Inc.	6,268	270,590
F&G Annuities & Life, Inc.	9,992	308,253
Fidelis Insurance Holdings Ltd.	17,861	349,540
Genworth Financial, Inc., Class A*	123,121	1,111,783
GoHealth, Inc., Class A*	979	2,105
Goosehead Insurance, Inc., Class A	7,251	534,036
Greenlight Capital Re Ltd., Class A*	8,211	119,716
Hamilton Insurance Group Ltd., Class B*	13,846	386,303
HCI Group, Inc.	3,308	634,111
Heritage Insurance Holdings, Inc.*	7,926	231,915
Hippo Holdings, Inc.*	5,811	174,795
Horace Mann Educators Corp.	12,739	588,287
Investors Title Co.	331	82,631
James River Group Holdings, Inc.	11,975	76,161
Kestrel Group Ltd.(x)	616	6,308
Kingstone Cos., Inc.	2,619	44,078
Kingsway Financial Services, Inc.*	6,725	90,451
Lemonade, Inc.*	18,257	1,299,533
MBIA, Inc.*	14,154	101,343
Mercury General Corp.	8,050	757,183
NI Holdings, Inc.*	2,757	36,668
Octave Specialty Group, Inc.*	9,317	72,486
Oscar Health, Inc., Class A*	59,839	859,886
Palomar Holdings, Inc.*	8,139	1,096,812
ProAssurance Corp.*	15,984	386,173
Root, Inc., Class A*	3,396	245,293
Safety Insurance Group, Inc.	4,716	367,424
Selective Insurance Group, Inc.	18,759	1,569,566
Selectquote, Inc.*	44,554	62,821
SiriusPoint Ltd.*	27,113	593,504
Skyward Specialty Insurance Group, Inc.*	10,636	543,606
Slide Insurance Holdings, Inc.*	5,839	113,744
Stewart Information Services Corp.	8,599	604,166
Tiptree, Inc., Class A	7,723	141,099
Trupanion, Inc.*	11,371	424,934
United Fire Group, Inc.	6,538	237,656
Universal Insurance Holdings, Inc.	7,683	259,685

		17,611,174

Mortgage Real Estate Investment Trusts (REITs) (0.8%)
ACRES Commercial Realty Corp. (REIT)*	1,701	36,299
Adamas Trust, Inc. (REIT)	24,758	180,733
Advanced Flower Capital, Inc. (REIT)	5,774	16,456
Angel Oak Mortgage REIT, Inc. (REIT)	5,892	50,730
Apollo Commercial Real Estate Finance, Inc. (REIT)	40,895	395,864
Arbor Realty Trust, Inc. (REIT)(x)	60,935	472,856
Ares Commercial Real Estate Corp. (REIT)(x)	20,267	96,876
ARMOUR Residential REIT, Inc. (REIT)(x)	33,027	584,248
Blackstone Mortgage Trust, Inc. (REIT), Class A	48,652	930,713
BrightSpire Capital, Inc. (REIT), Class A	42,355	237,188
Chicago Atlantic Real Estate Finance, Inc. (REIT)	5,859	71,831
Chimera Investment Corp. (REIT)	24,329	302,409
Claros Mortgage Trust, Inc. (REIT)*	29,994	91,782
Dynex Capital, Inc. (REIT)	44,759	627,074
Ellington Financial, Inc. (REIT)	28,566	387,926
Franklin BSP Realty Trust, Inc. (REIT)	23,634	237,049
Invesco Mortgage Capital, Inc. (REIT)	21,023	176,803
KKR Real Estate Finance Trust, Inc. (REIT)	11,311	92,976
Ladder Capital Corp. (REIT)	34,724	381,617
Lument Finance Trust, Inc. (REIT)(x)	7,470	10,533
MFA Financial, Inc. (REIT)	30,621	285,082

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Nexpoint Real Estate Finance, Inc. (REIT)	4,085	$57,517
Orchid Island Capital, Inc. (REIT)(x)	43,375	312,300
PennyMac Mortgage Investment Trust (REIT)	27,411	344,008
Ready Capital Corp. (REIT)(x)	48,389	105,488
Redwood Trust, Inc. (REIT)	41,107	227,322
Rithm Property Trust, Inc. (REIT)	1,392	23,082
Seven Hills Realty Trust (REIT)	5,707	50,792
Sunrise Realty Trust, Inc. (REIT)	4,168	39,304
TPG Mortgage Investment Trust, Inc. (REIT)	10,418	88,761
TPG RE Finance Trust, Inc. (REIT)	20,997	180,784
Two Harbors Investment Corp. (REIT)	33,631	353,126

		7,449,529

Total Financials		155,687,820

Health Care (16.9%)
Biotechnology (8.4%)
4D Molecular Therapeutics, Inc.*	13,372	100,290
Abeona Therapeutics, Inc.*	10,035	52,884
Absci Corp.(x)*	36,424	127,120
ACADIA Pharmaceuticals, Inc.*	37,591	1,004,056
Actuate Therapeutics, Inc.*	1,204	7,369
ADC Therapeutics SA*	26,911	94,996
ADMA Biologics, Inc.*	70,498	1,285,884
Agios Pharmaceuticals, Inc.*	17,411	473,927
Akebia Therapeutics, Inc.*	76,743	123,556
Aldeyra Therapeutics, Inc.*	18,431	95,473
Alector, Inc.*	18,586	28,994
Alkermes plc*	50,240	1,405,715
Allogene Therapeutics, Inc.*	59,217	81,127
Altimmune, Inc.*	22,795	82,290
Amicus Therapeutics, Inc.*	88,467	1,259,770
AnaptysBio, Inc.*	5,951	288,505
Anavex Life Sciences Corp.*	26,153	93,105
Anika Therapeutics, Inc.*	4,438	42,649
Annexon, Inc.*	31,487	158,065
Apogee Therapeutics, Inc.*	11,630	877,832
Arbutus Biopharma Corp.*	43,761	210,490
Arcellx, Inc.*	10,706	698,031
Arcturus Therapeutics Holdings, Inc.(x)*	5,661	34,702
Arcus Biosciences, Inc.*	23,727	565,414
Arcutis Biotherapeutics, Inc.*	34,333	997,030
Ardelyx, Inc.*	75,225	438,562
ArriVent Biopharma, Inc.(x)*	8,190	164,783
Arrowhead Pharmaceuticals, Inc.*	40,070	2,660,247
ARS Pharmaceuticals, Inc.(x)*	16,688	194,415
Astria Therapeutics, Inc.*	8,836	115,663
aTyr Pharma, Inc.(x)*	29,368	22,998
Aura Biosciences, Inc.*	14,498	79,014
Aurinia Pharmaceuticals, Inc.*	36,721	585,700
Avidity Biosciences, Inc.*	34,949	2,520,871
Avita Medical, Inc.(x)*	2,262	7,804
Beam Therapeutics, Inc.*	29,130	807,484
Benitec Biopharma, Inc.*	3,262	43,939
Bicara Therapeutics, Inc.*	6,540	110,068
BioCryst Pharmaceuticals, Inc.*	66,878	521,648
Biohaven Ltd.*	28,066	316,865
Bridgebio Pharma, Inc.*	48,409	3,702,804
Bright Minds Biosciences, Inc.*	1,021	79,679
Candel Therapeutics, Inc.*	17,650	99,723
Capricor Therapeutics, Inc.*	12,932	373,218
Cardiff Oncology, Inc.(x)*	13,824	38,845
CareDx, Inc.*	15,940	300,310
Cartesian Therapeutics, Inc.(x)*	4,429	31,933
Catalyst Pharmaceuticals, Inc.*	35,862	837,019
Celcuity, Inc.*	9,728	970,271
Celldex Therapeutics, Inc.*	20,473	556,047
CG oncology, Inc.*	16,612	689,730
Cidara Therapeutics, Inc.*	5,923	1,308,331
Cogent Biosciences, Inc.*	42,269	1,501,395
Coherus Oncology, Inc.(x)*	36,755	52,192
Compass Therapeutics, Inc.*	36,349	195,194
Corvus Pharmaceuticals, Inc.*	12,029	92,623
CRISPR Therapeutics AG(x)*	26,470	1,388,087
Cullinan Therapeutics, Inc.*	14,980	155,043
Cytokinetics, Inc.*	35,580	2,260,753
Day One Biopharmaceuticals, Inc.*	22,370	208,488
Denali Therapeutics, Inc.*	40,990	676,745
Design Therapeutics, Inc.*	6,724	63,071
DiaMedica Therapeutics, Inc.(x)*	7,536	59,987
Dianthus Therapeutics, Inc.*	7,481	308,292
Disc Medicine, Inc.*	7,688	610,504
Dynavax Technologies Corp.*	31,198	479,825
Dyne Therapeutics, Inc.*	36,314	710,302
Editas Medicine, Inc.*	27,408	56,186
Eledon Pharmaceuticals, Inc.*	13,073	19,740
Emergent BioSolutions, Inc.*	15,936	196,969
Enanta Pharmaceuticals, Inc.*	5,755	90,756
Entrada Therapeutics, Inc.*	10,423	107,148
Erasca, Inc.*	48,537	180,558
Fate Therapeutics, Inc.*	34,303	33,706
Fennec Pharmaceuticals, Inc.*	5,733	44,144
Foghorn Therapeutics, Inc.*	10,683	57,688
Geron Corp.*	175,786	232,038
Gossamer Bio, Inc.*	60,376	187,166
GRAIL, Inc.*	10,413	891,249
Greenwich Lifesciences, Inc.(x)*	1,876	39,415
Gyre Therapeutics, Inc.*	5,495	38,795
Heron Therapeutics, Inc.(x)*	49,610	64,493
Humacyte, Inc.(x)*	35,416	34,017
Ideaya Biosciences, Inc.*	25,558	883,540
ImmunityBio, Inc.(x)*	84,073	166,465
Immunome, Inc.(x)*	24,693	530,406
Immunovant, Inc.*	20,672	525,482
Inhibikase Therapeutics, Inc.*	12,896	26,437
Inhibrx Biosciences, Inc.*	2,801	221,279
Inmune Bio, Inc.(x)*	4,030	6,287
Intellia Therapeutics, Inc.(x)*	31,763	285,549
Iovance Biotherapeutics, Inc.(x)*	88,122	240,573
Ironwood Pharmaceuticals, Inc., Class A*	47,946	161,578
Jade Biosciences, Inc.	13,910	214,631
Janux Therapeutics, Inc.*	12,229	168,760
KalVista Pharmaceuticals, Inc.(x)*	11,186	180,654
Keros Therapeutics, Inc.*	9,263	188,595
Kodiak Sciences, Inc.*	9,862	275,742
Korro Bio, Inc.(x)*	1,574	12,608
Krystal Biotech, Inc.*	7,533	1,857,186
Kura Oncology, Inc.*	23,652	245,744

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Kymera Therapeutics, Inc.*	17,087	$1,329,539
Larimar Therapeutics, Inc.*	14,498	55,237
Lexeo Therapeutics, Inc.*	18,928	187,955
Madrigal Pharmaceuticals, Inc.*	5,679	3,307,109
MannKind Corp.*	89,740	508,826
MapLight Therapeutics, Inc.*	3,547	62,303
MeiraGTx Holdings plc*	15,204	120,872
MiMedx Group, Inc.*	39,167	265,161
Mineralys Therapeutics, Inc.*	13,445	487,919
Mirum Pharmaceuticals, Inc.*	12,840	1,014,232
Monopar Therapeutics, Inc.*	972	63,472
Monte Rosa Therapeutics, Inc.*	12,419	194,730
Myriad Genetics, Inc.*	28,452	174,980
Neurogene, Inc.(x)*	3,321	68,413
Nkarta, Inc.*	14,572	26,958
Novavax, Inc.(x)*	46,617	313,266
Nurix Therapeutics, Inc.*	30,217	573,217
Nuvalent, Inc., Class A*	15,117	1,520,619
Nuvectis Pharma, Inc.*	2,855	21,555
Olema Pharmaceuticals, Inc.*	17,569	439,225
Organogenesis Holdings, Inc., Class A*	15,031	77,861
ORIC Pharmaceuticals, Inc.(x)*	19,330	158,119
Oruka Therapeutics, Inc.*	11,629	352,475
Palvella Therapeutics, Inc.(x)*	2,166	226,715
PDL BioPharma, Inc.(r)*	24,135	—
Perspective Therapeutics, Inc.*	18,855	51,851
Praxis Precision Medicines, Inc.*	6,806	2,006,000
Precigen, Inc.(x)*	51,712	216,156
Prime Medicine, Inc.(x)*	20,959	72,728
Protagonist Therapeutics, Inc.*	17,744	1,549,761
Protalix BioTherapeutics, Inc.*	15,471	27,848
Protara Therapeutics, Inc.*	7,195	38,349
Prothena Corp. plc*	14,401	137,530
PTC Therapeutics, Inc.*	23,617	1,793,947
Puma Biotechnology, Inc.*	9,361	55,698
Recursion Pharmaceuticals, Inc., Class A(x)*	113,299	463,393
REGENXBIO, Inc.*	13,566	195,350
Relay Therapeutics, Inc.*	46,420	392,713
Replimune Group, Inc.*	21,085	204,946
Rezolute, Inc.*	25,116	59,274
Rhythm Pharmaceuticals, Inc.*	16,378	1,753,101
Rigel Pharmaceuticals, Inc.*	5,342	228,798
Rocket Pharmaceuticals, Inc.*	24,795	87,030
Sana Biotechnology, Inc.*	49,674	202,173
Savara, Inc.*	40,581	244,703
Scholar Rock Holding Corp.*	25,139	1,107,373
SELLAS Life Sciences Group, Inc.(x)*	27,502	103,683
Sionna Therapeutics, Inc.*	4,732	194,674
Soleno Therapeutics, Inc.*	13,787	638,338
Solid Biosciences, Inc.*	17,680	99,715
Spyre Therapeutics, Inc.*	20,775	680,589
Stoke Therapeutics, Inc.*	13,124	416,556
Syndax Pharmaceuticals, Inc.*	26,468	556,093
Tango Therapeutics, Inc.(x)*	31,995	283,476
Taysha Gene Therapies, Inc.*	65,742	361,581
Tectonic Therapeutic, Inc.(x)*	4,235	88,342
Tevogen Bio Holdings, Inc.(x)*	5,177	1,714
TG Therapeutics, Inc.*	44,254	1,319,212
Tonix Pharmaceuticals Holding Corp.(x)*	2,433	38,003
Travere Therapeutics, Inc.*	25,731	983,182
TriSalus Life Sciences, Inc.(x)*	6,278	43,820
TuHURA Biosciences, Inc.*	5,310	4,018
Twist Bioscience Corp.*	18,836	597,478
Tyra Biosciences, Inc.*	7,812	205,378
Upstream Bio, Inc.*	10,223	277,554
UroGen Pharma Ltd.*	10,826	253,545
Vanda Pharmaceuticals, Inc.*	20,675	182,354
Vaxcyte, Inc.*	34,860	1,608,440
Vera Therapeutics, Inc., Class A*	16,781	849,790
Veracyte, Inc.*	23,886	1,005,601
Verastem, Inc.*	11,365	87,738
Vericel Corp.*	15,761	567,554
Vir Biotechnology, Inc.*	27,839	167,869
Viridian Therapeutics, Inc.*	23,520	731,942
Voyager Therapeutics, Inc.*	14,721	57,854
Xencor, Inc.*	20,849	319,198
Xenon Pharmaceuticals, Inc.*	23,459	1,051,432
XOMA Royalty Corp.*	2,458	65,358
Zenas Biopharma, Inc.(x)*	6,152	223,379
Zymeworks, Inc.*	16,011	421,570

		81,921,840

Health Care Equipment & Supplies (2.5%)
Accuray, Inc.*	23,288	19,203
Acme United Corp.(x)	706	28,459
Alphatec Holdings, Inc.*	34,950	735,348
AngioDynamics, Inc.*	8,815	113,185
Anteris Technologies Global Corp.*	6,908	34,471
Artivion, Inc.*	12,647	576,830
AtriCure, Inc.*	14,171	560,605
Avanos Medical, Inc.*	9,828	110,368
Axogen, Inc.*	13,616	445,652
Beta Bionics, Inc.*	11,738	357,657
Bioventus, Inc., Class A*	14,463	107,605
Butterfly Network, Inc., Class A*	57,925	220,115
CapsoVision, Inc.(x)*	1,051	11,235
Carlsmed, Inc.(x)*	1,107	13,671
Ceribell, Inc.*	7,121	156,164
Cerus Corp.*	49,315	101,589
ClearPoint Neuro, Inc.*	9,213	126,034
CONMED Corp.	9,783	397,190
CVRx, Inc.*	3,432	24,367
Delcath Systems, Inc.*	10,391	104,949
Electromed, Inc.*	1,545	44,990
Embecta Corp.	18,723	222,429
Enovis Corp.*	17,313	461,218
Glaukos Corp.*	17,200	1,942,052
Haemonetics Corp.*	14,625	1,172,194
ICU Medical, Inc.*	7,354	1,049,195
Inogen, Inc.*	9,219	61,952
Integer Holdings Corp.*	10,567	828,770
Integra LifeSciences Holdings Corp.*	21,187	263,143
iRadimed Corp.	2,409	234,348
iRhythm Technologies, Inc.*	9,785	1,736,250
Kestra Medical Technologies Ltd.(x)*	4,238	112,392
KORU Medical Systems, Inc.*	9,139	53,098
Lantheus Holdings, Inc.*	20,831	1,386,303
LeMaitre Vascular, Inc.	6,616	536,558

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
LENSAR, Inc.*	2,200	$25,586
LivaNova plc*	16,967	1,043,980
Lucid Diagnostics, Inc.*	15,117	16,478
Merit Medical Systems, Inc.*	17,846	1,572,946
Myomo, Inc.(x)*	7,283	6,628
Neogen Corp.*	69,819	488,035
Neuronetics, Inc.(x)*	14,364	19,822
NeuroPace, Inc.*	6,197	95,682
Novocure Ltd.*	32,550	420,871
Omnicell, Inc.*	13,991	633,792
OraSure Technologies, Inc.*	20,267	49,046
Orthofix Medical, Inc.*	11,413	173,021
OrthoPediatrics Corp.*	5,427	96,384
Outset Medical, Inc.*	6,465	23,985
PROCEPT BioRobotics Corp.*	16,420	516,573
Pro-Dex, Inc.*	478	18,393
Pulmonx Corp.*	12,554	27,744
Pulse Biosciences, Inc.(x)*	5,976	82,050
QuidelOrtho Corp.*	20,786	593,648
RxSight, Inc.*	10,743	111,942
Sanara Medtech, Inc.*	1,600	37,360
SANUWAVE Health, Inc.*	1,605	47,893
Semler Scientific, Inc.*	3,774	57,704
Shoulder Innovations, Inc.*	837	11,969
SI-BONE, Inc.*	11,888	234,431
Sight Sciences, Inc.*	13,362	105,961
STAAR Surgical Co.*	14,732	340,162
Stereotaxis, Inc.*	13,764	31,657
Tactile Systems Technology, Inc.*	6,920	200,680
Tandem Diabetes Care, Inc.*	21,125	464,327
TransMedics Group, Inc.*	10,067	1,224,651
Treace Medical Concepts, Inc.*	14,734	36,098
UFP Technologies, Inc.*	2,287	507,783
Utah Medical Products, Inc.	1,101	61,612
Varex Imaging Corp.*	8,360	97,394

		23,825,877

Health Care Providers & Services (2.9%)
AdaptHealth Corp., Class A*	32,651	325,204
Addus HomeCare Corp.*	5,531	593,974
agilon health, Inc.*	103,614	71,359
AirSculpt Technologies, Inc.*	3,879	7,680
Alignment Healthcare, Inc.*	51,218	1,011,556
AMN Healthcare Services, Inc.*	12,163	191,689
Ardent Health, Inc.*	5,238	46,252
Astrana Health, Inc.*	13,295	329,849
Aveanna Healthcare Holdings, Inc.*	20,817	170,075
BrightSpring Health Services, Inc.*	33,476	1,253,676
Brookdale Senior Living, Inc.*	71,957	776,416
Castle Biosciences, Inc.*	8,580	333,762
Clover Health Investments Corp., Class A*	124,342	292,204
Community Health Systems, Inc.*	26,787	83,575
Concentra Group Holdings Parent, Inc.	35,434	697,341
CorVel Corp.*	8,926	604,022
Cross Country Healthcare, Inc.*	8,166	66,145
DocGo, Inc.*	29,268	25,692
Enhabit, Inc.*	10,651	98,202
Ensign Group, Inc. (The)	17,055	2,970,981
Fulgent Genetics, Inc.*	6,077	159,643
GeneDx Holdings Corp., Class A*	5,818	756,689
Guardant Health, Inc.*	37,012	3,780,406
Guardian Pharmacy Services, Inc., Class A*	7,092	213,398
HealthEquity, Inc.*	25,758	2,359,690
Hims & Hers Health, Inc.(x)*	61,947	2,011,419
Innovage Holding Corp.*	10,412	54,038
Joint Corp. (The)*	4,449	38,795
LifeStance Health Group, Inc.*	46,624	328,233
Nano-X Imaging Ltd.(x)*	19,254	53,911
National HealthCare Corp.	3,890	533,280
National Research Corp.	3,148	59,088
NeoGenomics, Inc.*	37,657	442,846
Nutex Health, Inc.*	707	116,386
Omada Health, Inc.*	1,926	30,392
Oncology Institute, Inc. (The)*	13,581	48,348
OPKO Health, Inc.*	93,940	118,364
Option Care Health, Inc.*	48,265	1,537,723
Owens & Minor, Inc.*	24,496	68,589
PACS Group, Inc.*	13,263	509,167
Pediatrix Medical Group, Inc.*	26,162	559,605
Pennant Group, Inc. (The)*	9,779	275,279
Privia Health Group, Inc.*	36,074	855,315
Progyny, Inc.*	24,040	617,347
RadNet, Inc.*	20,976	1,496,638
SBC Medical Group Holdings, Inc.(x)*	2,332	10,051
Select Medical Holdings Corp.	33,815	502,153
Sonida Senior Living, Inc.*	2,045	66,688
Strata Critical Medical, Inc.*	22,462	108,042
Surgery Partners, Inc.*	24,316	375,682
Talkspace, Inc.*	30,730	111,550
US Physical Therapy, Inc.	4,635	361,947
Viemed Healthcare, Inc.*	9,067	67,368

		28,577,724

Health Care Technology (0.3%)
Claritev Corp.(x)*	2,622	112,090
Definitive Healthcare Corp., Class A*	14,425	41,400
Evolent Health, Inc., Class A*	38,040	152,160
Health Catalyst, Inc.*	21,069	50,355
HealthStream, Inc.	7,261	167,511
HeartFlow, Inc.(x)*	5,797	168,983
LifeMD, Inc.(x)*	8,644	29,476
OptimizeRx Corp.*	4,187	51,333
Phreesia, Inc.*	17,234	291,599
Schrodinger, Inc.*	17,209	307,697
Simulations Plus, Inc.*	5,089	92,772
Teladoc Health, Inc.*	54,212	379,484
TruBridge, Inc.*	3,609	79,651
Waystar Holding Corp.*	33,256	1,089,134

		3,013,645

Life Sciences Tools & Services (0.4%)
10X Genomics, Inc., Class A*	33,275	542,715
Adaptive Biotechnologies Corp.*	45,539	739,553
Alpha Teknova, Inc.*	4,961	18,852
Atlantic International Corp.(x)*	2,165	2,879
Azenta, Inc.*	11,304	375,971
BioLife Solutions, Inc.*	11,723	283,462
Codexis, Inc.*	28,795	46,936
CryoPort, Inc.*	14,845	142,512
Cytek Biosciences, Inc.*	37,473	189,239

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Fortrea Holdings, Inc.*	28,443	$490,642
Ginkgo Bioworks Holdings, Inc., Class A(x)*	8,937	74,267
Lifecore Biomedical, Inc.*	7,608	62,233
Maravai LifeSciences Holdings, Inc., Class A*	24,257	78,835
MaxCyte, Inc.*	32,655	50,615
Mesa Laboratories, Inc.	1,691	132,744
Niagen Bioscience, Inc.*	15,483	98,472
OmniAb, Inc.*	30,543	56,505
Pacific Biosciences of California, Inc.(x)*	88,528	165,547
Personalis, Inc.*	18,223	145,055
Quanterix Corp.*	12,077	76,810
Quantum-Si, Inc.*	66,491	73,140
Standard BioTools, Inc.*	99,763	127,697

		3,974,681

Pharmaceuticals (2.4%)
Aardvark Therapeutics, Inc.(x)*	3,122	40,976
Aclaris Therapeutics, Inc.*	20,064	60,393
Alumis, Inc.*	17,019	166,105
Amneal Pharmaceuticals, Inc.*	44,921	566,005
Amphastar Pharmaceuticals, Inc.*	11,930	319,485
Amylyx Pharmaceuticals, Inc.*	26,577	321,050
ANI Pharmaceuticals, Inc.*	5,716	451,221
Aquestive Therapeutics, Inc.*	30,022	193,942
Arvinas, Inc.*	20,251	240,177
Atea Pharmaceuticals, Inc.*	14,244	50,851
Avadel Pharmaceuticals plc (ADR)*	28,600	616,330
Axsome Therapeutics, Inc.*	12,501	2,283,183
BioAge Labs, Inc.*	5,284	69,907
Biote Corp., Class A*	9,534	24,788
Collegium Pharmaceutical, Inc.*	9,418	436,053
CorMedix, Inc.(x)*	21,100	245,393
Crinetics Pharmaceuticals, Inc.*	28,015	1,304,098
Edgewise Therapeutics, Inc.*	21,844	542,059
Enliven Therapeutics, Inc.*	12,019	185,093
Esperion Therapeutics, Inc.*	67,699	250,486
Eton Pharmaceuticals, Inc.*	5,181	87,611
Evolus, Inc.*	14,654	97,449
EyePoint, Inc.*	23,822	435,228
Fulcrum Therapeutics, Inc.*	9,336	105,590
Harmony Biosciences Holdings, Inc.*	12,925	483,653
Harrow, Inc.(x)*	9,617	471,233
Indivior plc*	37,455	1,343,885
Innoviva, Inc.*	19,624	392,284
Journey Medical Corp.(x)*	2,634	20,308
LB Pharmaceuticals, Inc.*	3,859	85,901
LENZ Therapeutics, Inc.(x)*	3,588	57,408
Ligand Pharmaceuticals, Inc.*	5,971	1,128,937
Liquidia Corp.*	19,511	672,934
Maze Therapeutics, Inc.*	6,377	264,199
MBX Biosciences, Inc.*	8,564	270,109
MediWound Ltd.(x)*	1,707	31,511
Mind Medicine MindMed, Inc.(x)*	26,969	361,115
Nuvation Bio, Inc.*	75,099	672,887
Ocular Therapeutix, Inc.*	55,554	674,426
Omeros Corp.*	20,601	353,822
Pacira BioSciences, Inc.*	14,604	377,952
Phathom Pharmaceuticals, Inc.*	12,659	210,013
Phibro Animal Health Corp., Class A	6,230	232,753
Prestige Consumer Healthcare, Inc.*	15,134	933,616
Rapport Therapeutics, Inc.*	8,552	259,468
Septerna, Inc.*	6,511	181,527
SIGA Technologies, Inc.	10,649	65,065
Supernus Pharmaceuticals, Inc.*	16,805	835,209
Tarsus Pharmaceuticals, Inc.*	12,169	996,398
Terns Pharmaceuticals, Inc.*	25,862	1,044,825
Theravance Biopharma, Inc.*	11,615	217,317
Third Harmonic Bio, Inc.(r)*	7,949	—
Trevi Therapeutics, Inc.*	28,500	356,820
Tvardi Therapeutics, Inc.*	1,133	4,872
WaVe Life Sciences Ltd.*	33,365	567,205
Xeris Biopharma Holdings, Inc.*	45,496	357,144
Zevra Therapeutics, Inc.*	12,189	109,213

		23,127,482

Total Health Care		164,441,249

Industrials (15.7%)
Aerospace & Defense (1.7%)
AAR Corp.*	11,696	968,312
AeroVironment, Inc.*	11,425	2,763,593
AerSale Corp.*	10,939	77,776
AIRO Group Holdings, Inc.(x)*	910	7,444
Archer Aviation, Inc., Class A*	190,344	1,431,387
Astronics Corp.*	9,291	503,944
Byrna Technologies, Inc.(x)*	4,199	70,501
Cadre Holdings, Inc.	8,764	357,922
Ducommun, Inc.*	4,418	420,284
Eve Holding, Inc.*	28,637	114,262
Firefly Aerospace, Inc.(x)*	7,065	158,044
Intuitive Machines, Inc.(x)*	33,736	547,535
Kratos Defense & Security Solutions, Inc.*	50,388	3,824,953
Mercury Systems, Inc.*	15,785	1,152,463
Moog, Inc., Class A	8,699	2,118,642
National Presto Industries, Inc.	1,479	157,898
Park Aerospace Corp.	5,953	127,037
Redwire Corp.(x)*	25,979	197,440
Satellogic, Inc., Class A*	16,242	30,373
V2X, Inc.*	6,503	354,739
Voyager Technologies, Inc., Class A(x)*	5,009	130,935
VSE Corp.	6,877	1,188,139

		16,703,623

Air Freight & Logistics (0.1%)
Forward Air Corp.*	7,562	189,050
Hub Group, Inc., Class A	17,105	728,844
Radiant Logistics, Inc.*	9,204	58,261

		976,155

Building Products (1.3%)
American Woodmark Corp.*	4,497	242,388
Apogee Enterprises, Inc.	6,320	230,111
AZZ, Inc.	9,046	969,550
CSW Industrials, Inc.	4,952	1,453,561
Gibraltar Industries, Inc.*	9,302	459,891
Griffon Corp.	11,262	829,446
Insteel Industries, Inc.	5,941	188,152
Janus International Group, Inc.*	43,381	283,712

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
JELD-WEN Holding, Inc.*	19,689	$48,435
Masterbrand, Inc.*	39,184	432,591
Modine Manufacturing Co.*	15,945	2,128,817
Quanex Building Products Corp.	13,580	208,861
Resideo Technologies, Inc.*	38,785	1,362,129
Tecnoglass, Inc.	8,060	405,579
UFP Industries, Inc.	17,657	1,607,670
Zurn Elkay Water Solutions Corp.	44,815	2,083,449

		12,934,342

Commercial Services & Supplies (1.3%)
ABM Industries, Inc.	18,542	784,327
ACCO Brands Corp.	20,245	75,514
ACV Auctions, Inc., Class A*	52,206	418,692
BrightView Holdings, Inc.*	21,083	267,122
Brink’s Co. (The)	12,662	1,478,035
Casella Waste Systems, Inc., Class A*	18,925	1,853,515
Cimpress plc*	5,013	333,816
CompX International, Inc.	373	8,680
CoreCivic, Inc.*	32,508	621,228
Deluxe Corp.	14,210	317,309
Ennis, Inc.	5,360	96,534
Enviri Corp.*	24,046	430,904
GEO Group, Inc. (The)*	41,595	670,511
Healthcare Services Group, Inc.*	21,970	420,066
HNI Corp.	19,098	802,880
Interface, Inc., Class A	18,375	513,030
Liquidity Services, Inc.*	7,013	212,564
MillerKnoll, Inc.	21,533	393,623
Mobile Infrastructure Corp., Class A*	2,766	7,053
Montrose Environmental Group, Inc.*	9,902	245,867
NL Industries, Inc.	3,164	17,307
OPENLANE, Inc.*	31,519	938,636
Perma-Fix Environmental Services, Inc.*	3,771	47,477
Pitney Bowes, Inc.	46,957	496,335
Quad/Graphics, Inc.	6,553	41,087
UniFirst Corp.	4,618	890,812
Vestis Corp.	35,450	236,451
Virco Mfg. Corp.	2,712	17,330

		12,636,705

Construction & Engineering (2.2%)
Ameresco, Inc., Class A*	9,764	285,988
Arcosa, Inc.	14,858	1,579,703
Argan, Inc.	4,121	1,291,192
Bowman Consulting Group Ltd., Class A*	3,143	103,782
Centuri Holdings, Inc.*	23,177	585,219
Concrete Pumping Holdings, Inc.	5,580	37,442
Construction Partners, Inc., Class A*	14,451	1,568,656
Dycom Industries, Inc.*	8,463	2,859,648
Fluor Corp.*	48,229	1,911,315
Granite Construction, Inc.	13,234	1,526,542
Great Lakes Dredge & Dock Corp.*	20,715	271,781
IES Holdings, Inc.*	2,817	1,095,869
Legence Corp., Class A*	11,108	478,088
Limbach Holdings, Inc.*	3,095	240,946
Matrix Service Co.*	5,947	69,580
MYR Group, Inc.*	4,753	1,038,531
NWPX Infrastructure, Inc.*	2,841	177,534
Orion Group Holdings, Inc.*	7,566	75,206
Primoris Services Corp.	16,553	2,054,889
Southland Holdings, Inc.*	2,289	7,599
Sterling Infrastructure, Inc.*	9,047	2,770,463
Tutor Perini Corp.	13,419	899,341

		20,929,314

Electrical Equipment (2.2%)
Allient, Inc.	3,919	210,646
American Superconductor Corp.*	13,325	383,493
Amprius Technologies, Inc.*	32,348	255,226
Array Technologies, Inc.*	48,807	450,001
Atkore, Inc.	10,016	633,512
Bloom Energy Corp., Class A*	66,222	5,754,030
EnerSys	11,437	1,678,380
Enovix Corp.(x)*	50,872	371,874
Eos Energy Enterprises, Inc.(x)*	93,240	1,068,530
Fluence Energy, Inc., Class A(x)*	19,271	381,180
Hyliion Holdings Corp.*	28,485	52,412
KULR Technology Group, Inc.(x)*	7,555	22,363
LSI Industries, Inc.	7,543	138,188
NANO Nuclear Energy, Inc.(x)*	11,362	272,802
Net Power, Inc.*	8,054	18,363
Nextpower, Inc., Class A*	44,615	3,886,413
NuScale Power Corp., Class A(x)*	38,963	552,106
Plug Power, Inc.(x)*	340,287	670,365
Powell Industries, Inc.(x)	2,975	948,370
Power Solutions International, Inc.*	2,627	150,107
Preformed Line Products Co.	534	110,383
Shoals Technologies Group, Inc., Class A*	52,410	445,485
SKYX Platforms Corp.(x)*	12,865	27,917
SunPower, Inc.(x)*	12,991	20,396
Sunrun, Inc.*	67,095	1,234,548
T1 Energy, Inc.*	40,183	268,422
Thermon Group Holdings, Inc.*	10,892	404,747
Vicor Corp.*	6,850	750,760

		21,161,019

Ground Transportation (0.3%)
ArcBest Corp.	6,285	466,284
Covenant Logistics Group, Inc., Class A	4,028	88,777
FTAI Infrastructure, Inc.(x)	31,728	146,266
Heartland Express, Inc.	13,524	122,122
Hertz Global Holdings, Inc.(x)*	38,046	195,556
Marten Transport Ltd.	19,588	222,911
PAMT Corp.*	2,326	28,098
Proficient Auto Logistics, Inc.(x)*	7,497	72,271
RXO, Inc.*	49,107	620,713
Universal Logistics Holdings, Inc.	2,548	38,704
Werner Enterprises, Inc.	18,066	542,161

		2,543,863

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	6,302	226,116

Machinery (3.4%)
3D Systems Corp.*	25,431	45,013
Aebi Schmidt Holding AG	7,609	96,254
AirJoule Technologies Corp.(x)*	4,459	17,568
Alamo Group, Inc.	3,238	543,563

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Albany International Corp., Class A	9,332	$473,132
Alliance Laundry Holdings, Inc.*	13,038	265,323
Astec Industries, Inc.	6,618	286,692
Atmus Filtration Technologies, Inc.	25,183	1,307,250
Blue Bird Corp.*	10,073	473,431
CECO Environmental Corp.*	9,558	572,046
Chart Industries, Inc.*	13,741	2,833,806
Columbus McKinnon Corp.	6,419	110,728
Douglas Dynamics, Inc.	6,762	220,779
Eastern Co. (The)	1,246	24,534
Energy Recovery, Inc.*	15,901	214,505
Enerpac Tool Group Corp., Class A	16,607	635,052
Enpro, Inc.	6,542	1,400,838
ESCO Technologies, Inc.	7,850	1,533,812
Federal Signal Corp.	18,495	2,008,372
Franklin Electric Co., Inc.	12,127	1,158,492
Gencor Industries, Inc.*	2,475	32,076
Gorman-Rupp Co. (The)	6,909	329,905
Graham Corp.*	3,068	197,058
Greenbrier Cos., Inc. (The)	9,673	452,116
Helios Technologies, Inc.	10,424	557,580
Hillenbrand, Inc.	22,247	705,675
Hillman Solutions Corp.*	62,119	537,951
Hyster-Yale, Inc.	2,582	76,711
JBT Marel Corp.	15,797	2,380,134
Kadant, Inc.	3,605	1,027,497
Kennametal, Inc.	22,778	647,123
L B Foster Co., Class A*	2,313	62,335
Lindsay Corp.	3,420	403,115
Luxfer Holdings plc	5,893	79,732
Manitowoc Co., Inc. (The)*	7,683	92,119
Mayville Engineering Co., Inc.*	2,512	47,025
Microvast Holdings, Inc.*	42,425	118,790
Miller Industries, Inc.	2,449	91,519
Mueller Water Products, Inc., Class A	48,481	1,154,817
Omega Flex, Inc.	809	23,817
Palladyne AI Corp.(x)*	5,893	25,104
Park-Ohio Holdings Corp.	2,121	44,414
Proto Labs, Inc.*	7,013	354,788
REV Group, Inc.	14,783	898,954
Richtech Robotics, Inc., Class B*	32,387	104,610
SPX Technologies, Inc.*	14,600	2,920,876
Standex International Corp.	3,735	811,541
Tennant Co.	5,834	429,966
Terex Corp.	19,651	1,048,970
Titan International, Inc.*	11,238	87,994
Trinity Industries, Inc.	25,475	673,559
Wabash National Corp.	8,074	69,840
Watts Water Technologies, Inc., Class A	8,250	2,277,165
Worthington Enterprises, Inc.	9,728	501,673

		33,487,739

Marine Transportation (0.2%)
Costamare Bulkers Holdings Ltd.*	4,626	71,287
Costamare, Inc.	13,292	209,881
Genco Shipping & Trading Ltd.	6,813	125,564
Himalaya Shipping Ltd.(x)	9,815	89,316
Matson, Inc.	9,502	1,173,972
Pangaea Logistics Solutions Ltd.	15,224	104,741
Safe Bulkers, Inc.	18,395	88,664

		1,863,425

Passenger Airlines (0.4%)
Allegiant Travel Co.*	4,349	370,839
Frontier Group Holdings, Inc.*	17,138	80,720
JetBlue Airways Corp.*	93,257	424,319
Joby Aviation, Inc.*	145,966	1,926,751
SkyWest, Inc.*	12,323	1,237,353
Sun Country Airlines Holdings, Inc.*	16,238	233,665

		4,273,647

Professional Services (1.6%)
Alight, Inc., Class A	133,476	260,278
Asure Software, Inc.*	6,259	58,960
Barrett Business Services, Inc.	8,262	299,167
BlackSky Technology, Inc., Class A(x)*	6,495	121,781
CBIZ, Inc.*	15,439	778,897
Conduent, Inc.*	43,668	83,843
CRA International, Inc.	2,096	420,657
CSG Systems International, Inc.	8,878	680,854
Exponent, Inc.	15,821	1,098,927
Falcon’s Beyond Global, Inc., Class A(x)*	2,982	44,760
First Advantage Corp.*	23,530	341,891
Forrester Research, Inc.*	3,414	27,722
Franklin Covey Co.*	2,635	44,215
HireQuest, Inc.	1,338	14,062
Huron Consulting Group, Inc.*	5,102	882,187
IBEX Holdings Ltd.*	2,005	76,551
ICF International, Inc.	5,782	493,205
Innodata, Inc.*	9,304	474,039
Insperity, Inc.	11,284	436,916
Kelly Services, Inc., Class A	10,094	88,827
Kforce, Inc.	3,705	114,559
Korn Ferry	15,947	1,052,821
Legalzoom.com, Inc.*	37,740	374,758
Maximus, Inc.	17,142	1,479,697
Mistras Group, Inc.*	4,726	59,784
Planet Labs PBC*	71,541	1,410,788
RCM Technologies, Inc.*	1,045	21,365
Resolute Holdings Management, Inc.(x)*	1,379	284,667
Resources Connection, Inc.	7,393	37,261
Skillsoft Corp.(x)*	952	8,854
Spire Global, Inc.(x)*	6,366	47,745
TIC Solutions, Inc.*	59,729	603,860
TriNet Group, Inc.	8,876	524,838
TrueBlue, Inc.*	8,108	36,891
TTEC Holdings, Inc.*	4,880	17,568
Upwork, Inc.*	38,559	764,239
Verra Mobility Corp., Class A*	49,119	1,100,757
Willdan Group, Inc.*	4,242	439,726

		15,107,917

Trading Companies & Distributors (1.0%)
Alta Equipment Group, Inc.	8,663	39,850
BlueLinx Holdings, Inc.*	1,849	113,584
Boise Cascade Co.	11,699	861,046
Custom Truck One Source, Inc.*	21,084	121,444
Distribution Solutions Group, Inc.*	3,857	105,643
DNOW, Inc.*	57,067	756,138
DXP Enterprises, Inc.*	4,025	441,905
EVI Industries, Inc.	1,831	45,116

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
GATX Corp.	11,027	$1,870,179
Global Industrial Co.	4,533	132,454
Herc Holdings, Inc.	9,934	1,474,007
Hudson Technologies, Inc.*	9,124	62,499
Karat Packaging, Inc.	2,653	59,878
McGrath RentCorp	7,483	785,191
NPK International, Inc.*	23,858	284,387
Rush Enterprises, Inc., Class A	18,479	996,757
Rush Enterprises, Inc., Class B	2,306	129,736
Titan Machinery, Inc.*	6,821	102,588
Transcat, Inc.*	1,865	105,802
Willis Lease Finance Corp.	819	111,089
Xometry, Inc., Class A(x)*	12,951	770,196

		9,369,489

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.*	7,751	69,527

Total Industrials		152,282,881

Information Technology (13.3%)
Communications Equipment (0.8%)
ADTRAN Holdings, Inc.*	23,045	200,261
Applied Optoelectronics, Inc.*	17,986	626,992
Aviat Networks, Inc.*	3,643	77,887
BK Technologies Corp.*	614	45,798
Calix, Inc.*	18,216	964,173
Clearfield, Inc.*	3,899	113,656
CommScope Holding Co., Inc.*	65,897	1,194,713
Digi International, Inc.*	11,111	480,995
Extreme Networks, Inc.*	39,897	664,285
Harmonic, Inc.*	34,990	346,051
Inseego Corp.(x)*	2,760	28,345
NETGEAR, Inc.*	9,196	225,578
NetScout Systems, Inc.*	21,395	578,949
Ribbon Communications, Inc.*	31,452	90,582
Viasat, Inc.*	37,094	1,278,259
Viavi Solutions, Inc.*	64,748	1,153,809

		8,070,333

Electronic Equipment, Instruments & Components (3.1%)
908 Devices, Inc.*	6,291	33,028
Advanced Energy Industries, Inc.	11,461	2,399,590
Aeva Technologies, Inc.*	8,022	106,532
Arlo Technologies, Inc.*	31,330	438,307
Badger Meter, Inc.	9,118	1,590,270
Bel Fuse, Inc., Class A	393	59,658
Bel Fuse, Inc., Class B	3,305	560,627
Belden, Inc.	11,919	1,389,159
Benchmark Electronics, Inc.	11,523	492,723
Climb Global Solutions, Inc.	872	89,633
CTS Corp.	9,296	398,519
Daktronics, Inc.*	11,488	227,118
ePlus, Inc.	8,004	701,951
Evolv Technologies Holdings, Inc.*	44,606	319,379
Fabrinet*	10,963	4,991,235
Frequency Electronics, Inc.*	1,477	79,522
Insight Enterprises, Inc.*	8,855	721,417
Itron, Inc.*	13,930	1,293,540
Kimball Electronics, Inc.*	7,425	206,563
Knowles Corp.*	25,494	546,336
Methode Electronics, Inc.	7,629	50,657
MicroVision, Inc.(x)*	56,039	46,406
Mirion Technologies, Inc., Class A*	71,928	1,684,554
M-Tron Industries, Inc.*	546	29,058
Napco Security Technologies, Inc.	10,786	449,776
Neonode, Inc.*	2,402	4,179
nLight, Inc.*	14,026	526,115
Novanta, Inc.*	11,067	1,316,862
OSI Systems, Inc.*	4,932	1,257,956
Ouster, Inc.*	17,251	373,312
PC Connection, Inc.	3,304	190,839
Plexus Corp.*	8,140	1,196,580
Powerfleet, Inc.*	37,956	201,926
Red Cat Holdings, Inc.(x)*	30,783	244,109
Richardson Electronics Ltd.	2,988	32,509
Rogers Corp.*	5,645	516,913
Sanmina Corp.*	15,730	2,360,601
ScanSource, Inc.*	6,733	262,991
TTM Technologies, Inc.*	31,294	2,159,286
Vishay Intertechnology, Inc.	35,231	510,497
Vishay Precision Group, Inc.*	2,692	103,642
Vuzix Corp.(x)*	14,655	55,396

		30,219,271

IT Services (0.6%)
Applied Digital Corp.(x)*	71,828	1,761,222
ASGN, Inc.*	12,934	623,031
Backblaze, Inc., Class A*	16,799	78,283
BigBear.ai Holdings, Inc.(x)*	130,899	706,855
Commerce.com, Inc.*	24,624	101,451
Crexendo, Inc.*	3,214	20,795
CSP, Inc.	1,499	18,737
DigitalOcean Holdings, Inc.*	20,772	999,549
Fastly, Inc., Class A*	42,958	437,312
Grid Dynamics Holdings, Inc.*	20,610	186,108
Hackett Group, Inc. (The)	8,183	160,632
Information Services Group, Inc.	11,606	67,083
Rackspace Technology, Inc.(x)*	42,317	41,086
TSS, Inc.(x)*	4,227	29,885
Tucows, Inc., Class A*	2,407	53,965
Unisys Corp.*	22,847	63,058
VTEX, Class A*	13,160	49,482
Whitefiber, Inc.(x)*	2,294	36,245

		5,434,779

Semiconductors & Semiconductor Equipment (3.0%)
ACM Research, Inc., Class A*	14,808	584,176
Aehr Test Systems(x)*	8,493	171,474
Aeluma, Inc.*	2,958	50,789
Alpha & Omega Semiconductor Ltd.*	5,559	110,124
Ambarella, Inc.*	12,556	889,467
Ambiq Micro, Inc.*	955	27,217
Atomera, Inc.(x)*	6,673	14,747
Axcelis Technologies, Inc.*	9,392	754,553
Blaize Holdings, Inc.(x)*	15,062	29,371
CEVA, Inc.*	7,289	156,859
Cohu, Inc.*	14,542	338,392
Credo Technology Group Holding Ltd.*	46,303	6,662,539
Diodes, Inc.*	14,058	693,622
FormFactor, Inc.*	23,329	1,301,292
Ichor Holdings Ltd.*	6,947	128,033

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Impinj, Inc.*	8,273	$1,439,585
indie Semiconductor, Inc., Class A(x)*	59,739	210,879
Kopin Corp.(x)*	53,598	125,419
Kulicke & Soffa Industries, Inc.	16,205	738,300
MaxLinear, Inc., Class A*	24,848	433,101
Navitas Semiconductor Corp., Class A*	46,283	330,461
NVE Corp.	1,115	66,153
PDF Solutions, Inc.*	10,179	290,407
Penguin Solutions, Inc.*	16,122	315,346
Photronics, Inc.*	17,777	568,864
Power Integrations, Inc.	17,734	630,266
Rambus, Inc.*	32,711	3,005,814
Rigetti Computing, Inc.*	97,658	2,163,125
Semtech Corp.*	26,220	1,932,152
Silicon Laboratories, Inc.*	9,822	1,283,735
SiTime Corp.*	6,511	2,299,620
SkyWater Technology, Inc.*	6,447	117,077
Synaptics, Inc.*	11,892	880,246
Ultra Clean Holdings, Inc.*	14,223	360,268
Veeco Instruments, Inc.*	18,222	520,785

		29,624,258

Software (5.1%)
8x8, Inc.*	29,848	58,801
A10 Networks, Inc.	22,230	393,249
ACI Worldwide, Inc.*	31,649	1,513,139
Adeia, Inc.	35,150	606,337
Agilysys, Inc.*	7,811	928,259
Airship AI Holdings, Inc.(x)*	4,592	13,271
Alarm.com Holdings, Inc.*	14,080	718,362
Alkami Technology, Inc.*	20,676	476,995
Amplitude, Inc., Class A*	26,161	302,944
Appian Corp., Class A*	12,477	441,935
Arteris, Inc.*	6,443	99,866
Asana, Inc., Class A*	27,677	379,452
AudioEye, Inc.*	2,897	28,941
AvePoint, Inc.*	43,390	602,687
Bit Digital, Inc.*	98,760	186,656
Bitdeer Technologies Group, Class A(x)*	29,553	331,289
Blackbaud, Inc.*	11,524	729,700
BlackLine, Inc.*	16,161	893,542
Blend Labs, Inc., Class A*	65,704	199,740
Box, Inc., Class A*	43,347	1,296,509
Braze, Inc., Class A*	25,707	881,493
C3.ai, Inc., Class A(x)*	37,119	500,364
Cerence, Inc.*	8,628	92,233
Chaince Digital Holdings, Inc.(x)*	8,053	40,023
Cipher Mining, Inc.(x)*	98,097	1,447,912
Cleanspark, Inc.(x)*	85,886	869,166
Clear Secure, Inc., Class A	26,481	928,953
Clearwater Analytics Holdings, Inc., Class A*	84,259	2,032,327
Commvault Systems, Inc.*	13,724	1,720,441
Consensus Cloud Solutions, Inc.*	4,254	92,822
Core Scientific, Inc.*	88,405	1,287,177
CS Disco, Inc.*	6,538	50,735
Daily Journal Corp.(x)*	381	185,669
Digimarc Corp.(x)*	5,514	36,172
Digital Turbine, Inc.*	32,779	163,895
Domo, Inc., Class B*	6,914	58,285
D-Wave Quantum, Inc.(x)*	101,100	2,643,765
eGain Corp.*	5,703	58,684
EverCommerce, Inc.*	3,725	45,110
Expensify, Inc., Class A*	13,525	20,423
Five9, Inc.*	23,958	480,358
Freshworks, Inc., Class A*	63,873	782,444
Hut 8 Corp.*	28,847	1,325,231
I3 Verticals, Inc., Class A(x)*	7,005	176,456
Intapp, Inc.*	17,401	797,314
InterDigital, Inc.	7,795	2,481,772
Jamf Holding Corp.*	24,440	317,964
Kaltura, Inc.*	25,267	41,438
Life360, Inc.(x)*	5,884	377,400
LiveRamp Holdings, Inc.*	20,130	591,218
MARA Holdings, Inc.*	112,179	1,007,367
Mitek Systems, Inc.*	10,909	115,090
N-able, Inc.*	16,845	126,001
NCR Voyix Corp.*	44,387	452,747
NextNav, Inc.*	28,573	475,455
ON24, Inc.*	10,232	81,447
OneSpan, Inc.	8,023	103,015
Ooma, Inc.*	5,075	59,530
Pagaya Technologies Ltd., Class A*	15,306	319,895
PagerDuty, Inc.*	27,430	359,607
PAR Technology Corp.*	12,161	441,201
Porch Group, Inc.*	25,763	235,216
Progress Software Corp.*	13,220	567,931
Q2 Holdings, Inc.*	19,304	1,392,977
Qualys, Inc.*	10,932	1,452,863
Rapid7, Inc.*	19,820	301,264
Red Violet, Inc.	3,467	197,446
ReposiTrak, Inc.(x)	3,397	42,021
Rezolve AI plc*	37,974	97,593
Rimini Street, Inc.*	15,379	59,671
Riot Platforms, Inc.(x)*	106,035	1,343,463
SEMrush Holdings, Inc., Class A*	15,229	181,073
Silvaco Group, Inc.*	1,520	6,156
SoundHound AI, Inc., Class A(x)*	114,868	1,145,234
SoundThinking, Inc.*	2,426	19,481
Sprinklr, Inc., Class A*	34,734	270,231
Sprout Social, Inc., Class A*	16,188	182,439
SPS Commerce, Inc.*	11,689	1,041,841
Synchronoss Technologies, Inc.*	2,273	19,457
Telos Corp.*	12,379	63,133
Tenable Holdings, Inc.*	37,810	889,669
Terawulf, Inc.(x)*	90,962	1,045,153
Varonis Systems, Inc.*	35,178	1,153,838
Vertex, Inc., Class A*	20,479	408,966
Via Transportation, Inc., Class A*	2,156	62,546
Viant Technology, Inc., Class A*	3,318	39,949
Weave Communications, Inc.*	13,511	102,548
WM Technology, Inc.*	20,496	16,911
Workiva, Inc., Class A*	15,245	1,314,881
Xperi, Inc.*	10,393	60,903
Yext, Inc.*	35,037	282,398
Zeta Global Holdings Corp., Class A*	56,950	1,158,933

		49,426,458

Technology Hardware, Storage & Peripherals (0.7%)
CompoSecure, Inc., Class A*	16,503	318,178
Corsair Gaming, Inc.*	15,070	89,516

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
CPI Card Group, Inc.*	2,767	$40,619
Diebold Nixdorf, Inc.*	7,494	508,768
Eastman Kodak Co.*	19,689	166,569
Immersion Corp.	6,467	43,976
IonQ, Inc.(x)*	102,213	4,586,297
Quantum Computing, Inc.(x)*	60,849	624,311
Turtle Beach Corp.*	4,183	58,687
Xerox Holdings Corp.(x)	37,277	88,346

		6,525,267

Total Information Technology		129,300,366

Materials (4.0%)
Chemicals (1.3%)
AdvanSix, Inc.	6,580	113,834
American Vanguard Corp.*	9,271	35,415
Arq, Inc.*	9,775	31,964
ASP Isotopes, Inc.*	26,540	141,989
Aspen Aerogels, Inc.*	15,391	43,557
Avient Corp.	27,812	868,847
Balchem Corp.	10,066	1,543,722
Cabot Corp.	16,380	1,085,666
Chemours Co. (The)	46,399	547,044
Core Molding Technologies, Inc.*	2,705	54,235
Ecovyst, Inc.*	36,142	351,662
Flotek Industries, Inc.*	3,304	56,928
Hawkins, Inc.	5,753	817,271
HB Fuller Co.	16,434	977,166
Ingevity Corp.*	11,270	666,959
Innospec, Inc.	7,640	584,766
Intrepid Potash, Inc.*	3,739	103,682
Koppers Holdings, Inc.	4,331	117,283
Kronos Worldwide, Inc.	11,526	50,945
LSB Industries, Inc.*	12,900	109,650
Mativ Holdings, Inc.	16,335	198,470
Minerals Technologies, Inc.	9,830	599,138
Orion SA	18,433	97,326
Perimeter Solutions, Inc.*	42,804	1,178,394
PureCycle Technologies, Inc.(x)*	38,975	334,795
Quaker Chemical Corp.	4,292	589,335
Rayonier Advanced Materials, Inc.*	17,268	101,709
Sensient Technologies Corp.	13,051	1,226,141
Solesence, Inc.*	6,191	9,875
Stepan Co.	6,135	290,554
Trinseo plc(x)	7,478	3,717
Tronox Holdings plc	24,036	100,230
Valhi, Inc.	1,508	18,171

		13,050,440

Construction Materials (0.2%)
Knife River Corp.*	16,676	1,173,157
Smith-Midland Corp.*	1,331	48,368
Titan America SA	7,460	122,941
United States Lime & Minerals, Inc.	3,358	402,087

		1,746,553

Containers & Packaging (0.2%)
Ardagh Metal Packaging SA	44,448	182,237
Greif, Inc., Class A	6,916	468,213
Greif, Inc., Class B	1,348	100,682
Myers Industries, Inc.	9,864	184,654
O-I Glass, Inc.*	46,344	684,038
Ranpak Holdings Corp., Class A*	25,753	139,324
TriMas Corp.	9,267	328,515

		2,087,663

Metals & Mining (2.2%)
Alpha Metallurgical Resources, Inc.*	3,622	723,965
American Battery Technology Co.*	31,734	105,992
Ascent Industries Co.*	1,702	27,555
Caledonia Mining Corp. plc	5,267	137,837
Century Aluminum Co.*	16,907	662,416
Coeur Mining, Inc.*	193,823	3,455,864
Commercial Metals Co.	33,913	2,347,458
Compass Minerals International, Inc.*	11,913	233,971
Constellium SE*	42,181	795,112
Contango ORE, Inc.*	2,478	65,444
Critical Metals Corp.(x)*	19,293	133,893
Dakota Gold Corp.*	19,762	112,248
Ferroglobe plc	37,840	175,578
Friedman Industries, Inc.	1,351	27,682
Hecla Mining Co.	192,009	3,684,653
Idaho Strategic Resources, Inc.*	4,339	174,862
Ivanhoe Electric, Inc.*	30,615	489,228
Kaiser Aluminum Corp.	5,002	574,530
Lifezone Metals Ltd.*	8,183	34,941
Materion Corp.	6,320	785,702
Metallus, Inc.*	11,000	188,760
NioCorp Developments Ltd.*	28,957	153,472
Novagold Resources, Inc.*	92,604	863,069
Olympic Steel, Inc.	2,583	110,514
Perpetua Resources Corp.*	25,056	606,606
Ramaco Resources, Inc., Class A*	11,453	206,154
Ryerson Holding Corp.	7,839	197,229
SSR Mining, Inc.*	60,568	1,327,651
SunCoke Energy, Inc.	27,185	195,732
Tredegar Corp.*	8,374	60,125
United States Antimony Corp.*	33,725	169,299
US Gold Corp.(x)*	2,508	48,680
US Goldmining, Inc.*	597	5,266
USA Rare Earth, Inc.*	26,573	316,219
Vox Royalty Corp.	11,939	56,591
Warrior Met Coal, Inc.	16,099	1,419,449
Worthington Steel, Inc.	10,369	358,975

		21,032,722

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	5,378	93,577
Magnera Corp.*	10,630	160,938
Sylvamo Corp.	10,304	496,138

		750,653

Total Materials		38,668,031

Real Estate (5.1%)
Diversified REITs (0.5%)
Alexander & Baldwin, Inc. (REIT)	22,376	461,841
Alpine Income Property Trust, Inc. (REIT)	5,809	97,127
American Assets Trust, Inc. (REIT)	14,999	283,931
Armada Hoffler Properties, Inc. (REIT)	25,203	166,844
Broadstone Net Lease, Inc. (REIT)	57,284	995,023
CTO Realty Growth, Inc. (REIT)	6,445	118,653

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Essential Properties Realty Trust, Inc. (REIT)	60,037	$1,780,697
Gladstone Commercial Corp. (REIT)	17,460	186,298
Global Net Lease, Inc. (REIT)	61,584	529,622
Modiv Industrial, Inc. (REIT), Class C(x)	2,024	29,125
NexPoint Diversified Real Estate Trust (REIT)	15,581	59,675

		4,708,836

Health Care REITs (0.9%)
American Healthcare REIT, Inc. (REIT)	50,914	2,396,013
CareTrust REIT, Inc. (REIT)	67,559	2,442,933
Community Healthcare Trust, Inc. (REIT)	7,691	126,286
Diversified Healthcare Trust (REIT)	68,602	332,720
Global Medical REIT, Inc. (REIT)	4,025	135,803
LTC Properties, Inc. (REIT)	14,309	491,943
National Health Investors, Inc. (REIT)	14,246	1,087,967
Sabra Health Care REIT, Inc. (REIT)	72,622	1,375,461
Sila Realty Trust, Inc. (REIT)	17,422	406,107
Strawberry Fields REIT, Inc. (REIT)	2,619	34,309
Universal Health Realty Income Trust (REIT)	4,241	166,290

		8,995,832

Hotel & Resort REITs (0.5%)
Apple Hospitality REIT, Inc. (REIT)	68,878	816,204
Braemar Hotels & Resorts, Inc. (REIT)	25,649	73,613
Chatham Lodging Trust (REIT)	12,825	87,338
DiamondRock Hospitality Co. (REIT)	63,731	571,030
Pebblebrook Hotel Trust (REIT)	36,464	412,772
RLJ Lodging Trust (REIT)	36,012	268,289
Ryman Hospitality Properties, Inc. (REIT)	18,766	1,775,639
Service Properties Trust (REIT)	58,124	106,948
Summit Hotel Properties, Inc. (REIT)	27,221	132,566
Sunstone Hotel Investors, Inc. (REIT)	54,538	487,570
Xenia Hotels & Resorts, Inc. (REIT)	29,182	412,634

		5,144,603

Industrial REITs (0.4%)
Industrial Logistics Properties Trust (REIT)	20,889	115,725
Innovative Industrial Properties, Inc. (REIT)	8,547	404,786
LXP Industrial Trust (REIT)	17,677	876,425
One Liberty Properties, Inc. (REIT)	6,065	123,059
Plymouth Industrial REIT, Inc. (REIT)	12,540	274,375
Terreno Realty Corp. (REIT)	30,932	1,816,018

		3,610,388

Office REITs (0.4%)
Brandywine Realty Trust (REIT)	58,393	170,508
City Office REIT, Inc. (REIT)	13,345	93,282
COPT Defense Properties (REIT)	34,406	956,487
Douglas Emmett, Inc. (REIT)	40,343	443,370
Easterly Government Properties, Inc. (REIT), Class A	12,393	262,608
Empire State Realty Trust, Inc. (REIT), Class A	34,927	227,724
Franklin Street Properties Corp. (REIT)	27,800	26,293
Hudson Pacific Properties, Inc. (REIT)*	15,851	171,666
JBG SMITH Properties (REIT)	17,253	293,473
NET Lease Office Properties (REIT)	4,913	126,706
Peakstone Realty Trust (REIT)	10,039	144,060
Piedmont Realty Trust, Inc. (REIT)	32,463	270,741
Postal Realty Trust, Inc. (REIT), Class A	8,412	135,770
SL Green Realty Corp. (REIT)	21,637	992,489

		4,315,177

Real Estate Management & Development (0.6%)
American Realty Investors, Inc.*	1,016	16,317
Anywhere Real Estate, Inc.*	32,371	458,373
Compass, Inc., Class A*	148,244	1,566,939
Cushman & Wakefield Ltd.*	59,087	956,619
Douglas Elliman, Inc.*	22,100	52,377
eXp World Holdings, Inc.(x)	21,810	197,380
Forestar Group, Inc.*	4,824	118,815
FRP Holdings, Inc.*	4,118	93,849
Kennedy-Wilson Holdings, Inc.	35,509	343,372
Logistic Properties of The Americas(x)*	1,037	2,831
Marcus & Millichap, Inc.	7,897	215,509
Maui Land & Pineapple Co., Inc.*	3,433	58,155
Newmark Group, Inc., Class A	44,666	774,508
RE/MAX Holdings, Inc., Class A*	7,226	54,845
Real Brokerage, Inc. (The)*	33,610	122,677
RMR Group, Inc. (The), Class A	5,684	84,692
Seaport Entertainment Group, Inc.(x)*	2,488	49,188
St Joe Co. (The)	11,535	684,833
Stratus Properties, Inc.*	2,003	48,433
Tejon Ranch Co.*	6,818	107,520
Transcontinental Realty Investors, Inc.*	1,018	59,675

		6,066,907

Residential REITs (0.3%)
Apartment Investment and Management Co. (REIT), Class A	41,918	248,993
BRT Apartments Corp. (REIT)	3,909	57,462
Centerspace (REIT)	5,132	342,407
Clipper Realty, Inc. (REIT)	5,310	20,284
Elme Communities (REIT)	27,242	474,011
Independence Realty Trust, Inc. (REIT)	72,656	1,270,027
NexPoint Residential Trust, Inc. (REIT)	7,930	238,693
UMH Properties, Inc. (REIT)	24,585	391,147
Veris Residential, Inc. (REIT)	19,170	285,250

		3,328,274

Retail REITs (1.1%)
Acadia Realty Trust (REIT)	40,657	835,095
Alexander’s, Inc. (REIT)	442	96,330
CBL & Associates Properties, Inc. (REIT)	5,645	208,865
Curbline Properties Corp. (REIT)	29,704	689,430
FrontView REIT, Inc. (REIT)	6,297	92,944
Getty Realty Corp. (REIT)	16,211	443,695
InvenTrust Properties Corp. (REIT)	24,509	691,399
Kite Realty Group Trust (REIT)	64,183	1,538,467
Macerich Co. (The) (REIT)	77,849	1,437,093
NETSTREIT Corp. (REIT)(x)	26,585	468,959
Phillips Edison & Co., Inc. (REIT)	37,541	1,335,333

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Saul Centers, Inc. (REIT)	4,236	$133,561
SITE Centers Corp. (REIT)	11,713	75,197
Tanger, Inc. (REIT)	34,431	1,148,962
Urban Edge Properties (REIT)	39,085	750,041
Whitestone REIT (REIT)	14,694	204,100

		10,149,471

Specialized REITs (0.4%)
Farmland Partners, Inc. (REIT)	13,765	133,383
Four Corners Property Trust, Inc. (REIT)	31,306	721,916
Gladstone Land Corp. (REIT)	13,404	122,647
Outfront Media, Inc. (REIT)	44,265	1,066,786
PotlatchDeltic Corp. (REIT)	23,246	924,726
Safehold, Inc. (REIT)	12,814	175,424
Smartstop Self Storage REIT, Inc. (REIT)	9,486	293,497

		3,438,379

Total Real Estate		49,757,867

Utilities (2.7%)
Electric Utilities (0.9%)
Genie Energy Ltd., Class B	5,053	69,630
Hawaiian Electric Industries, Inc.*	53,463	657,595
MGE Energy, Inc.	11,379	892,341
Oklo, Inc., Class A(x)*	32,965	2,365,569
Otter Tail Corp.	11,635	940,225
Portland General Electric Co.	33,474	1,606,417
TXNM Energy, Inc.	30,382	1,788,892

		8,320,669

Gas Utilities (0.9%)
Brookfield Infrastructure Corp., Class A	36,729	1,667,497
Chesapeake Utilities Corp.	7,063	881,180
New Jersey Resources Corp.	29,850	1,376,682
Northwest Natural Holding Co.	12,725	594,766
ONE Gas, Inc.	17,610	1,360,372
RGC Resources, Inc.	3,080	65,604
Southwest Gas Holdings, Inc.	19,536	1,563,271
Spire, Inc.	17,787	1,470,985

		8,980,357

Independent Power and Renewable Electricity Producers (0.2%)
Hallador Energy Co.*	9,514	181,147
Montauk Renewables, Inc.*	30,147	50,345
Ormat Technologies, Inc.	18,111	2,000,722

		2,232,214

Multi-Utilities (0.4%)
Avista Corp.	24,514	944,770
Black Hills Corp.	21,635	1,501,902
Northwestern Energy Group, Inc.	18,925	1,221,419
Unitil Corp.	5,076	245,881

		3,913,972

Water Utilities (0.3%)
American States Water Co.	11,696	847,726
Cadiz, Inc.*	28,799	161,562
California Water Service Group	18,127	785,443
Consolidated Water Co. Ltd.	4,044	142,713
Global Water Resources, Inc.	4,786	40,442
H2O America	9,427	461,829
Middlesex Water Co.	4,775	240,755
Pure Cycle Corp.*	7,378	81,084
York Water Co. (The)	4,276	136,148

		2,897,702

Total Utilities		26,344,914

Total Common Stocks (90.3%) (Cost $565,614,512)		877,362,556

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
89bio, Inc., CVR (r)*	10,730	2,736
Aduro Biotech, Inc., CVR (r)*	10,401	—
Akero Therapeutics, Inc., CVR (r)*	22,249	10,846
Chinook Therapeutics, Inc., CVR *	20,304	4,061
Icosavax, Inc., CVR *	6,876	2,063
Metsera, Inc., CVR (r)(x)*	4,615	16,960
Sanofi Aatd, Inc., CVR(r)*	11,170	5,424

		42,090

Health Care Equipment & Supplies (0.0%)†
Paragon 28, Inc., CVR(r)*	4,470	302

Life Sciences Tools & Services (0.0%)
OmniAb, Inc., expiring 11/1/27(r)(x)*	4,550	—

Total Health Care		42,392

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	5,400	8,100

Total Materials		8,100

Total Rights (0.0%)† (Cost $43,618)		50,492

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (6.9%)
Allspring Government Money Market Fund, Select Shares 3.72% (7 day yield) (xx)	2,000,000	2,000,000
BlackRock Liquidity FedFund, Institutional Shares 3.65% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.65% (7 day yield) (xx)	2,000,000	2,000,000
HSBC U.S. Government Money Market Fund, Intermediary Shares 3.66% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	16,193,195	16,193,195

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	39,784,074	$39,799,987
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.69% (7 day yield) (xx)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 3.74% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		66,993,182

Total Short-Term Investments (6.9%) (Cost $66,987,916)		66,993,182

Total Investments in Securities (97.2%) (Cost $632,646,046)		944,406,230
Other Assets Less Liabilities (2.8%)		27,254,608

Net Assets (100%)		$971,660,838

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025, the market value or fair value, as applicable, of these securities amounted to $379,416 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $36,768,989. This was collateralized by $10,961,477 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.750%, maturing 1/15/26 – 8/15/55 and by cash of $27,195,190 of which $27,193,195 was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	754	3/2026	USD	94,174,600	(2,484,106)

					(2,484,106)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$24,243,781	$—	$—		$24,243,781
Consumer Discretionary	78,289,900	—	—		78,289,900
Consumer Staples	16,206,282	—	—		16,206,282
Energy	42,139,465	—	—		42,139,465
Financials	155,687,820	—	—	(a)	155,687,820
Health Care	164,441,249	—	—	(a)	164,441,249
Industrials	152,282,881	—	—		152,282,881
Information Technology	129,300,366	—	—		129,300,366
Materials	38,668,031	—	—		38,668,031
Real Estate	49,757,867	—	—		49,757,867
Utilities	26,344,914	—	—		26,344,914
Rights
Health Care	—	6,124	36,268		42,392
Materials	—	8,100	—		8,100
Short-Term Investments
Investment Companies	66,993,182	—	—		66,993,182

Total Assets	$944,355,738	$14,224	$36,268		$944,406,230

Liabilities:
Futures	$(2,484,106)	$—	$—		$(2,484,106)

Total Liabilities	$(2,484,106)	$—	$—		$(2,484,106)

Total	$941,871,632	$14,224	$36,268		$941,922,124

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(2,484,106	)*

Total		$(2,484,106)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(25,802,391)	$(25,802,391)

Total	$(25,802,391)	$(25,802,391)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$3,420,919	$3,420,919

Total	$3,420,919	$3,420,919

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$86,336,000
Average notional value of contracts — short	93,467,000

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$117,209,097
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$251,215,918

During the year ended December 31, 2025, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 6%)*	Net Proceeds of Sales and Redemptions (affiliated 10%)*	Net Realized Gain (Loss)
$6,805,462	$25,644,028	$14,782,154

* Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$420,810,094
Aggregate gross unrealized depreciation	(115,709,819)

Net unrealized appreciation	$305,100,275

Federal income tax cost of investments in securities and derivative instruments, if applicable	$636,821,849

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $632,646,046)	$944,406,230
Cash	46,535,890
Cash held as collateral at broker for futures	8,036,120
Dividends, interest and other receivables	1,099,954
Receivable for securities sold	509,993
Securities lending income receivable	38,888
Receivable for Portfolio shares sold	173
Other assets	3,757

Total assets	1,000,631,005

LIABILITIES
Payable for return of collateral on securities loaned	27,193,195
Due to broker for futures variation margin	743,988
Payable for Portfolio shares repurchased	434,740
Investment management fees payable	383,070
Administrative fees payable	104,297
Payable for securities purchased	21,479
Accrued expenses	89,398

Total liabilities	28,970,167

Commitments and contingent liabilities^
NET ASSETS	$971,660,838

Net assets were comprised of:
Paid in capital	$748,673,817
Total distributable earnings (loss)	222,987,021

Net assets	$971,660,838

Class K
Net asset value, offering and redemption price per share, $971,660,838 / 86,477,048 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.24

(x)	Includes value of securities on loan of $36,768,989.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $29,131 foreign withholding tax)	$11,652,186
Interest	2,267,496
Securities lending (net)	623,958

Total income	14,543,640

EXPENSES
Investment management fees	4,287,188
Administrative fees	1,188,932
Custodian fees	131,500
Professional fees	95,919
Printing and mailing expenses	56,700
Trustees’ fees	33,135
Recoupment fees	4,051
Miscellaneous	41,059

Gross expenses	5,838,484
Less: Waiver from investment manager	(121,708)

Net expenses	5,716,776

NET INVESTMENT INCOME (LOSS)	8,826,864

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	54,482,161
Futures contracts	(25,802,391)

Net realized gain (loss)	28,679,770

Change in unrealized appreciation (depreciation) on:
Investments in securities	37,193,686
Futures contracts	3,420,919

Net change in unrealized appreciation (depreciation)	40,614,605

NET REALIZED AND UNREALIZED GAIN (LOSS)	69,294,375

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$78,121,239

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,826,864	$11,070,771
Net realized gain (loss)	28,679,770	72,525,564
Net change in unrealized appreciation (depreciation)	40,614,605	22,838,120

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	78,121,239	106,434,455

Distributions to shareholders:
Class K	(52,079,330)	(91,668,955)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 2,385,888 and 9,243,097 shares, respectively ]	22,024,465	100,680,220
Capital shares issued in reinvestment of dividends and distributions [ 4,507,690 and 7,965,374 shares, respectively ]	52,079,330	91,668,955
Capital shares repurchased [ (14,093,667) and (13,513,628) shares, respectively ]	(151,152,016)	(150,909,536)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(77,048,221)	41,439,639

TOTAL INCREASE (DECREASE) IN NET ASSETS	(51,006,312)	56,205,139
NET ASSETS:
Beginning of year	1,022,667,150	966,462,011

End of year	$971,660,838	$1,022,667,150

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class K	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.92	$10.74	$9.50	$12.62	$13.23

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.13	0.11	0.09	0.07	(aa)
Net realized and unrealized gain (loss)	0.85	1.09	1.45	(2.93)	1.77

Total from investment operations	0.95	1.22	1.56	(2.84)	1.84

Less distributions:
Dividends from net investment income	(0.13)	(0.18)	(0.15)	(0.10)	(0.09)
Distributions from net realized gains	(0.50)	(0.86)	(0.17)	(0.18)	(2.36)

Total dividends and distributions	(0.63)	(1.04)	(0.32)	(0.28)	(2.45)

Net asset value, end of year	$11.24	$10.92	$10.74	$9.50	$12.62

Total return	8.54%	11.00%	16.52%	(22.53)%	14.23%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$971,661	$1,022,667	$966,462	$945,248	$1,311,458
Ratio of expenses to average net assets:
After waivers (f)	0.60%	0.60%	0.60%	0.60%	0.60	%(g)
Before waivers (f)	0.61%	0.62%	0.61%	0.60%	0.60	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.93%	1.11%	1.09%	0.90%	0.46	%(bb)
Before waivers (f)	0.91%	1.10%	1.08%	0.90%	0.46	%(bb)
Portfolio turnover rate ^	14%	21%	10%	13%	19%

^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $0.06.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for Class K would have been 0.07% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.3%)
ANZ Group Holdings Ltd.	160,286	$3,887,176
APA Group	71,302	426,823
Aristocrat Leisure Ltd.	29,461	1,143,865
ASX Ltd.(x)	10,945	375,725
BHP Group Ltd.	273,058	8,289,427
Brambles Ltd.	73,861	1,131,725
CAR Group Ltd.	20,098	412,566
Cochlear Ltd.	3,538	615,440
Coles Group Ltd.	71,296	1,020,102
Commonwealth Bank of Australia	89,971	9,640,968
Computershare Ltd.	28,632	652,332
CSL Ltd.	26,001	2,995,783
Evolution Mining Ltd.	109,172	923,813
Fortescue Ltd.	90,633	1,331,251
Glencore plc	539,878	2,958,581
Goodman Group (REIT)	109,942	2,272,996
Insurance Australia Group Ltd.	123,622	658,343
Lottery Corp. Ltd. (The)	124,843	429,900
Lynas Rare Earths Ltd.*	49,182	408,301
Macquarie Group Ltd.	19,327	2,620,848
Medibank Pvt. Ltd.	152,285	486,795
National Australia Bank Ltd.	164,681	4,649,863
Northern Star Resources Ltd.	72,584	1,294,773
Origin Energy Ltd.	94,017	720,909
Pro Medicus Ltd.	3,221	474,768
Qantas Airways Ltd.	41,621	288,313
QBE Insurance Group Ltd.	80,550	1,069,188
REA Group Ltd.	2,710	331,664
Rio Tinto Ltd.(x)	19,717	1,931,878
Rio Tinto plc	60,685	4,903,113
Santos Ltd.	176,873	728,283
Scentre Group (REIT)	282,962	793,106
SGH Ltd.	11,539	357,691
Sigma Healthcare Ltd.	271,748	533,172
Sonic Healthcare Ltd.	26,153	394,617
South32 Ltd.	245,882	584,158
Stockland (REIT)	127,643	488,096
Suncorp Group Ltd.	59,378	699,397
Telstra Group Ltd.	206,586	671,403
Transurban Group	167,598	1,589,339
Vicinity Ltd. (REIT)	209,749	358,339
Washington H Soul Pattinson & Co. Ltd.	18,757	464,899
Wesfarmers Ltd.(x)	60,967	3,299,254
Westpac Banking Corp.	183,893	4,737,030
WiseTech Global Ltd.	11,221	512,651
Woodside Energy Group Ltd.	101,253	1,594,004
Woolworths Group Ltd.	65,893	1,291,947

		77,444,615

Austria (0.2%)
Erste Group Bank AG	16,476	1,992,411
OMV AG	8,003	446,932
Raiffeisen Bank International AG	6,732	303,008
Verbund AG	3,820	278,334

		3,020,685

Belgium (0.8%)
Ageas SA/NV	7,982	560,951
Anheuser-Busch InBev SA/NV	53,124	3,427,480
D’ieteren Group	1,047	189,364
Elia Group SA/NV, Class B(x)	2,373	305,926
Financiere de Tubize SA	1,069	262,564
Groupe Bruxelles Lambert NV	4,486	400,404
KBC Group NV	12,471	1,630,471
Lotus Bakeries NV(x)	22	202,957
Sofina SA	847	245,862
Syensqo SA(x)	3,806	306,656
UCB SA	6,873	1,927,208

		9,459,843

Brazil (0.0%)†
Yara International ASA	8,522	350,011

Chile (0.1%)
Antofagasta plc	21,521	951,213

China (0.5%)
BOC Hong Kong Holdings Ltd.	202,917	1,027,791
Prosus NV	70,346	4,369,142
SITC International Holdings Co. Ltd.	66,892	239,456
Wharf Holdings Ltd. (The)	67,262	187,888
Wilmar International Ltd.	96,845	232,054
Yangzijiang Shipbuilding Holdings Ltd.	137,600	372,528

		6,428,859

Denmark (1.7%)
Carlsberg A/S, Class B	5,129	674,005
Coloplast A/S, Class B	6,787	583,483
Danske Bank A/S	36,305	1,819,920
Demant A/S(x)*	4,545	153,892
DSV A/S	10,951	2,782,700
Genmab A/S*	3,272	1,043,535
Novo Nordisk A/S, Class B	173,150	8,860,941
Novonesis Novozymes B	18,946	1,215,639
Orsted A/S(m)*	27,893	536,957
Pandora A/S	4,373	486,863
ROCKWOOL A/S, Class B	5,558	197,112
Tryg A/S	18,644	488,420
Vestas Wind Systems A/S	53,874	1,469,834

		20,313,301

Finland (1.1%)
Elisa OYJ	7,323	324,790
Fortum OYJ	23,299	497,786
Kesko OYJ, Class B	15,626	353,501
Kone OYJ, Class B	18,320	1,303,837
Metso OYJ	35,552	625,875
Neste OYJ	22,152	505,301
Nokia OYJ	287,095	1,879,960
Nordea Bank Abp	166,598	3,149,217
Orion OYJ, Class B	6,029	450,978
Sampo OYJ, Class A	131,702	1,598,838
Stora Enso OYJ, Class R(x)	29,402	369,892
UPM-Kymmene OYJ(x)	29,129	848,621
Wartsila OYJ Abp	27,479	981,717

		12,890,313

France (8.2%)
Accor SA	10,354	586,742
Aeroports de Paris SA	1,979	259,085
Air Liquide SA	31,104	5,858,051

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Airbus SE	31,946	$7,448,519
Alstom SA*	17,981	531,874
Amundi SA(m)	3,226	267,658
AXA SA	93,260	4,489,181
BioMerieux	2,222	288,026
BNP Paribas SA	54,039	5,130,701
Bollore SE	35,171	198,150
Bouygues SA	10,474	545,906
Bureau Veritas SA	18,458	589,584
Capgemini SE	8,182	1,367,803
Carrefour SA	30,709	513,550
Cie de Saint-Gobain SA	24,306	2,483,961
Cie Generale des Etablissements Michelin SCA	36,347	1,209,262
Covivio SA (REIT)	2,930	195,065
Credit Agricole SA	57,068	1,177,014
Danone SA	34,805	3,140,520
Dassault Aviation SA	1,025	329,814
Dassault Systemes SE	35,898	1,005,746
Edenred SE	13,834	307,433
Eiffage SA	3,656	525,896
Engie SA	97,535	2,568,704
EssilorLuxottica SA	16,186	5,133,980
FDJ United(x)	5,982	166,050
Gecina SA (REIT)	2,597	246,906
Getlink SE	16,981	313,909
Hermes International SCA	1,702	4,244,404
Ipsen SA	2,038	285,012
Kering SA	3,990	1,411,404
Klepierre SA (REIT)	11,339	449,606
Legrand SA	14,181	2,120,686
L’Oreal SA	12,913	5,563,286
LVMH Moet Hennessy Louis Vuitton SE	13,445	10,191,364
Orange SA	99,352	1,657,970
Pernod Ricard SA	10,742	922,814
Publicis Groupe SA	12,359	1,287,143
Renault SA	9,991	415,881
Rexel SA	11,822	466,673
Safran SA	19,360	6,766,407
Sartorius Stedim Biotech	1,502	370,682
Societe Generale SA	37,975	3,066,851
Sodexo SA	5,152	264,587
Thales SA	5,048	1,363,268
TotalEnergies SE (Paris Stock Exchange)	106,770	6,975,217
Unibail-Rodamco-Westfield (REIT)	6,577	716,969
Veolia Environnement SA	33,618	1,174,174
Vinci SA	26,822	3,784,122

		100,377,610

Germany (8.7%)
adidas AG	9,194	1,826,550
Allianz SE (Registered)	20,761	9,527,547
BASF SE	48,113	2,512,179
Bayer AG (Registered)	52,821	2,297,405
Bayerische Motoren Werke AG(x)	15,250	1,669,236
Bayerische Motoren Werke AG (Preference)(q)	3,069	330,012
Beiersdorf AG	5,239	576,776
Brenntag SE(x)	6,349	369,784
Commerzbank AG	38,962	1,652,952
Continental AG	5,942	474,567
CTS Eventim AG & Co. KGaA	3,575	329,805
Daimler Truck Holding AG(x)	25,446	1,116,022
Deutsche Bank AG (Registered)	99,509	3,871,982
Deutsche Boerse AG	10,202	2,682,027
Deutsche Lufthansa AG (Registered)	33,112	327,105
Deutsche Post AG	51,357	2,820,377
Deutsche Telekom AG (Registered)	197,790	6,429,368
Dr Ing hc F Porsche AG (Preference)(m)(q)(x)	6,018	322,641
E.ON SE	121,418	2,300,883
Evonik Industries AG	14,464	227,094
Fresenius Medical Care AG	11,818	566,096
Fresenius SE & Co. KGaA	22,572	1,299,274
GEA Group AG	8,113	551,088
Hannover Rueck SE	3,207	1,003,272
Heidelberg Materials AG	7,119	1,865,673
Henkel AG & Co. KGaA	5,788	442,134
Henkel AG & Co. KGaA (Preference)(q)	8,465	692,187
Hensoldt AG(x)	3,541	305,446
HOCHTIEF AG(x)	822	325,547
Infineon Technologies AG	70,215	3,113,354
Knorr-Bremse AG	3,803	425,252
LEG Immobilien SE	4,284	313,401
Mercedes-Benz Group AG	39,152	2,763,907
Merck KGaA	6,840	985,504
MTU Aero Engines AG	2,901	1,211,308
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	7,024	4,640,739
Nemetschek SE	3,093	337,318
Porsche Automobil Holding SE (Preference)(q)	8,380	393,139
Rational AG	265	206,010
Rheinmetall AG	2,473	4,536,687
RWE AG	33,685	1,791,690
SAP SE	56,141	13,746,288
Sartorius AG (Preference)(q)	1,382	401,484
Scout24 SE(m)	3,909	394,153
Siemens AG (Registered)	40,861	11,483,946
Siemens Energy AG*	41,667	5,895,634
Siemens Healthineers AG(m)	17,809	940,137
Symrise AG, Class A	7,252	587,033
Talanx AG	3,564	476,641
Volkswagen AG (Preference)(q)(x)	11,107	1,351,633
Vonovia SE	40,544	1,169,265
Zalando SE(m)*	12,388	368,909

		106,248,461

Hong Kong (1.6%)
AIA Group Ltd.	564,927	5,799,744
CK Asset Holdings Ltd.	103,005	520,405
CK Infrastructure Holdings Ltd.(x)	33,050	244,604
CLP Holdings Ltd.	88,367	790,258
Futu Holdings Ltd. (ADR)*	2,964	486,718
Hang Seng Bank Ltd.	41,015	808,948
Henderson Land Development Co. Ltd.(x)	77,651	280,764
HKT Trust & HKT Ltd.	193,818	286,642
Hong Kong & China Gas Co. Ltd.	600,709	541,068

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Hong Kong Exchanges & Clearing Ltd.	64,787	$3,393,062
Hongkong Land Holdings Ltd.	59,946	416,625
Link REIT (REIT)	139,233	621,501
MTR Corp. Ltd.	86,472	331,102
Power Assets Holdings Ltd.(x)	75,199	532,877
Prudential plc	137,775	2,125,495
Sino Land Co. Ltd.	201,952	265,197
Sun Hung Kai Properties Ltd.	75,931	923,929
Swire Pacific Ltd., Class A(x)	19,585	157,783
Techtronic Industries Co. Ltd.	78,796	910,193
WH Group Ltd.(m)	449,035	500,229
Wharf Real Estate Investment Co. Ltd.	85,874	271,215

		20,208,359

Indonesia (0.0%)†
Jardine Matheson Holdings Ltd.	8,260	543,343

Ireland (0.4%)
AerCap Holdings NV	9,107	1,309,222
AIB Group plc	115,581	1,249,643
Bank of Ireland Group plc	51,300	987,212
Kerry Group plc, Class A	8,765	803,449
Kingspan Group plc	8,382	730,417

		5,079,943

Israel (0.9%)
Azrieli Group Ltd.	2,196	248,593
Bank Hapoalim BM	67,216	1,520,753
Bank Leumi Le-Israel BM	80,485	1,774,206
Check Point Software Technologies Ltd.*	4,645	861,926
Elbit Systems Ltd.	1,478	852,117
ICL Group Ltd.	43,479	249,852
Israel Discount Bank Ltd., Class A	64,645	686,531
Mizrahi Tefahot Bank Ltd.	8,613	601,508
Nice Ltd.*	3,159	354,235
Nova Ltd.*	1,635	547,353
Phoenix Financial Ltd.	12,637	523,012
Teva Pharmaceutical Industries Ltd. (ADR)*	61,402	1,916,356
Wix.com Ltd.*	2,925	303,878

		10,440,320

Italy (3.0%)
Banca Mediolanum SpA	11,007	251,853
Banca Monte dei Paschi di Siena SpA	106,185	1,139,320
Banco BPM SpA	62,070	949,740
BPER Banca SpA	78,911	1,075,740
Coca-Cola HBC AG	11,738	607,890
Davide Campari-Milano NV(x)	33,886	220,539
Enel SpA	437,283	4,561,846
Eni SpA	109,500	2,076,966
Ferrari NV	6,777	2,538,232
FinecoBank Banca Fineco SpA	32,332	843,524
Generali(x)	45,830	1,925,474
Infrastrutture Wireless Italiane SpA(m)(x)	15,832	146,706
Intesa Sanpaolo SpA	765,766	5,328,475
Leonardo SpA	21,824	1,260,834
Moncler SpA	12,607	813,681
Nexi SpA(m)(x)	25,601	126,994
Poste Italiane SpA(m)(x)	24,542	619,521
Prysmian SpA	15,110	1,533,873
Recordati Industria Chimica e Farmaceutica SpA	6,133	349,852
Ryanair Holdings plc	45,364	1,575,363
Snam SpA	108,915	723,951
Telecom Italia SpA*	640,103	386,506
Terna - Rete Elettrica Nazionale	76,920	818,449
UniCredit SpA	75,372	6,281,893
Unipol Assicurazioni SpA	20,202	488,360

		36,645,582

Ivory Coast (0.0%)†
Endeavour Mining plc	9,628	502,511

Japan (19.8%)
Advantest Corp.	41,220	5,166,973
Aeon Co. Ltd.(x)	121,024	1,913,792
AGC, Inc.(x)	10,086	334,376
Aisin Corp.	26,654	497,891
Ajinomoto Co., Inc.	49,298	1,043,932
ANA Holdings, Inc.	8,712	165,686
Asahi Group Holdings Ltd.(x)	80,716	844,828
Asahi Kasei Corp.	67,386	597,543
Asics Corp.	37,500	898,956
Astellas Pharma, Inc.	96,678	1,291,797
Bandai Namco Holdings, Inc.	31,245	832,189
Bridgestone Corp.(x)	61,768	1,385,679
Canon, Inc.(x)	47,019	1,390,699
Capcom Co. Ltd.(x)	19,552	455,722
Central Japan Railway Co.	41,225	1,141,425
Chiba Bank Ltd. (The)(x)	29,583	330,127
Chubu Electric Power Co., Inc.	37,439	576,499
Chugai Pharmaceutical Co. Ltd.	35,977	1,893,248
Dai Nippon Printing Co. Ltd.	21,716	373,486
Daifuku Co. Ltd.(x)	17,039	536,058
Dai-ichi Life Holdings, Inc.	188,968	1,572,522
Daiichi Sankyo Co. Ltd.	96,224	2,056,677
Daikin Industries Ltd.	14,230	1,824,173
Daito Trust Construction Co. Ltd.	15,385	293,281
Daiwa House Industry Co. Ltd.	29,706	985,775
Daiwa Securities Group, Inc.	70,383	615,806
Denso Corp.	94,452	1,301,248
Disco Corp.	4,890	1,503,775
East Japan Railway Co.(x)	51,329	1,354,006
Ebara Corp.(x)	25,100	590,324
Eisai Co. Ltd.(x)	13,396	398,528
ENEOS Holdings, Inc.	146,822	1,037,615
FANUC Corp.(x)	49,988	1,941,567
Fast Retailing Co. Ltd.(x)	10,375	3,771,403
Fuji Electric Co. Ltd.	7,630	577,218
FUJIFILM Holdings Corp.	60,192	1,284,998
Fujikura Ltd.	13,500	1,503,064
Fujitsu Ltd.	95,410	2,636,810
Hankyu Hanshin Holdings, Inc.(x)	12,654	318,531
Hikari Tsushin, Inc.	938	261,986
Hitachi Ltd.	246,385	7,710,542
Honda Motor Co. Ltd.	198,112	1,942,671
Hoya Corp.	18,457	2,790,820
Hulic Co. Ltd.(x)	24,798	271,426

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Idemitsu Kosan Co. Ltd.	41,930	$316,670
IHI Corp.	56,200	988,272
Inpex Corp.(x)	48,176	961,736
Isuzu Motors Ltd.	28,179	438,858
ITOCHU Corp.	323,800	4,082,642
Japan Airlines Co. Ltd.	8,743	162,145
Japan Exchange Group, Inc.	51,882	555,121
Japan Post Bank Co. Ltd.	96,409	1,359,598
Japan Post Holdings Co. Ltd.	97,459	1,026,916
Japan Post Insurance Co. Ltd.	9,272	278,918
Japan Tobacco, Inc.(x)	65,000	2,340,398
JFE Holdings, Inc.	29,800	380,015
JX Advanced Metals Corp.	30,200	377,886
Kajima Corp.	23,194	864,000
Kansai Electric Power Co., Inc. (The)	51,567	808,203
Kao Corp.(x)	24,789	990,832
Kawasaki Heavy Industries Ltd.	8,400	556,639
Kawasaki Kisen Kaisha Ltd.(x)	19,755	275,062
KDDI Corp.	157,608	2,725,238
Keyence Corp.	10,544	3,815,334
Kikkoman Corp.(x)	36,940	335,347
Kioxia Holdings Corp.*	10,300	686,163
Kirin Holdings Co. Ltd.(x)	41,753	625,869
Kobe Bussan Co. Ltd.(x)	8,463	204,767
Komatsu Ltd.	51,243	1,635,693
Konami Group Corp.	5,299	721,576
Kubota Corp.(x)	52,387	741,291
Kyocera Corp.	70,224	984,723
Kyowa Kirin Co. Ltd.(x)	12,625	203,673
Lasertec Corp.(x)	4,330	819,477
LY Corp.	149,979	399,459
M3, Inc.(x)	23,981	323,646
Makita Corp.	12,094	365,738
Marubeni Corp.	75,808	2,106,692
MatsukiyoCocokara & Co.(x)	16,635	288,011
Minebea Mitsumi, Inc.	20,022	401,488
Mitsubishi Chemical Group Corp.	68,319	399,124
Mitsubishi Corp.	173,333	3,968,157
Mitsubishi Electric Corp.	102,248	2,992,895
Mitsubishi Estate Co. Ltd.	56,917	1,388,406
Mitsubishi HC Capital, Inc.	48,718	407,746
Mitsubishi Heavy Industries Ltd.	172,300	4,223,902
Mitsubishi UFJ Financial Group, Inc.	616,306	9,808,803
Mitsui & Co. Ltd.	132,790	3,936,057
Mitsui Fudosan Co. Ltd.	143,602	1,632,299
Mitsui OSK Lines Ltd.(x)	18,288	549,901
Mizuho Financial Group, Inc.	133,797	4,868,762
MonotaRO Co. Ltd.(x)	12,299	196,333
MS&AD Insurance Group Holdings, Inc.	70,095	1,648,110
Murata Manufacturing Co. Ltd.	89,004	1,844,401
NEC Corp.	69,665	2,361,601
Nexon Co. Ltd.(x)	19,506	476,567
Nidec Corp.	45,862	624,220
Nintendo Co. Ltd.	59,373	4,015,941
Nippon Building Fund, Inc. (REIT)(x)	424	386,808
Nippon Paint Holdings Co. Ltd.(x)	52,848	353,411
Nippon Sanso Holdings Corp.(x)	9,590	285,790
Nippon Steel Corp.(x)	256,805	1,052,205
Nippon Yusen KK(x)	22,024	713,980
Nissan Motor Co. Ltd.(x)*	121,226	301,904
Nitori Holdings Co. Ltd.(x)	20,540	359,620
Nitto Denko Corp.	36,245	859,616
Nomura Holdings, Inc.	161,187	1,338,766
Nomura Research Institute Ltd.	20,496	787,835
NTT, Inc.	1,598,220	1,609,035
Obayashi Corp.	34,937	729,118
Obic Co. Ltd.	17,355	545,335
Olympus Corp.	61,328	776,975
Oracle Corp.	578	48,671
Oriental Land Co. Ltd.(x)	58,058	1,074,318
ORIX Corp.	62,576	1,819,274
Osaka Gas Co. Ltd.	19,381	671,852
Otsuka Corp.(x)	13,050	269,265
Otsuka Holdings Co. Ltd.(x)	23,438	1,327,665
Pan Pacific International Holdings Corp.	103,870	618,220
Panasonic Holdings Corp.	126,560	1,634,922
Rakuten Group, Inc.(x)*	79,546	509,858
Recruit Holdings Co. Ltd.	75,635	4,271,852
Renesas Electronics Corp.*	95,130	1,299,657
Resona Holdings, Inc.	111,352	1,061,342
Ryohin Keikaku Co. Ltd.	28,200	500,845
Sanrio Co. Ltd.(x)	9,100	285,653
SBI Holdings, Inc.	29,740	640,785
SCREEN Holdings Co. Ltd.(x)	4,300	418,361
Secom Co. Ltd.	21,400	761,378
Seibu Holdings, Inc.	11,300	310,490
Sekisui Chemical Co. Ltd.	20,993	353,145
Sekisui House Ltd.(x)	32,384	723,182
Seven & i Holdings Co. Ltd.	113,043	1,624,127
SG Holdings Co. Ltd.(x)	16,799	153,737
Shimadzu Corp.	13,276	353,258
Shimano, Inc.(x)	3,938	415,697
Shin-Etsu Chemical Co. Ltd.	90,277	2,808,477
Shionogi & Co. Ltd.	40,623	736,785
Shiseido Co. Ltd.(x)	20,892	303,830
SMC Corp.	3,027	1,052,416
SoftBank Corp.	1,544,290	2,117,681
SoftBank Group Corp.	208,308	5,851,348
Sompo Holdings, Inc.	47,172	1,606,932
Sony Financial Group, Inc.(x)*	341,620	362,033
Sony Group Corp.	330,620	8,493,456
Subaru Corp.	30,996	671,804
Sumitomo Corp.	58,412	2,018,167
Sumitomo Electric Industries Ltd.	38,058	1,536,752
Sumitomo Metal Mining Co. Ltd.	13,745	557,820
Sumitomo Mitsui Financial Group, Inc.	196,970	6,338,903
Sumitomo Mitsui Trust Group, Inc.	34,064	1,038,839
Sumitomo Realty & Development Co. Ltd.	32,494	815,669
Suntory Beverage & Food Ltd.(x)	7,280	219,692
Suzuki Motor Corp.	84,048	1,252,618
Sysmex Corp.	27,047	266,343
T&D Holdings, Inc.	25,555	589,768
Taisei Corp.	8,023	759,839
Takeda Pharmaceutical Co. Ltd.	86,109	2,657,923
TDK Corp.	105,570	1,490,138
Terumo Corp.	71,424	1,035,064
TIS, Inc.	11,416	383,133
Toho Co. Ltd.(x)	5,705	290,640

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Tokio Marine Holdings, Inc.	98,792	$3,668,750
Tokyo Electron Ltd.	24,091	5,278,365
Tokyo Gas Co. Ltd.	16,478	652,745
Tokyo Metro Co. Ltd.(x)	17,700	180,175
Tokyu Corp.(x)	26,157	305,588
TOPPAN Holdings, Inc.	12,190	362,727
Toray Industries, Inc.(x)	76,198	496,182
Toyota Industries Corp.(x)	8,573	974,205
Toyota Motor Corp.	509,440	10,914,713
Toyota Tsusho Corp.	37,646	1,267,524
Trend Micro, Inc.(x)*	6,837	283,798
Tsuruha Holdings, Inc.(x)	14,279	262,353
Unicharm Corp.(x)	57,436	328,174
West Japan Railway Co.(x)	22,294	444,912
Yamaha Motor Co. Ltd.(x)	47,314	350,234
Yokogawa Electric Corp.	11,748	376,200
Yokohama Financial Group, Inc.	56,601	467,399
Zensho Holdings Co. Ltd.	5,442	311,810
ZOZO, Inc.(x)	23,246	191,590

		243,328,459

Luxembourg (0.2%)
ArcelorMittal SA	25,745	1,182,689
CVC Capital Partners plc(m)(x)	11,082	186,237
Eurofins Scientific SE(x)	6,669	489,054

		1,857,980

Macau (0.1%)
Galaxy Entertainment Group Ltd.	108,282	533,152
Sands China Ltd.	131,346	330,783

		863,935

Mexico (0.0%)†
Fresnillo plc	12,323	553,804

Netherlands (4.0%)
ABN AMRO Bank NV (CVA)(m)	31,283	1,095,193
Adyen NV(m)*	1,356	2,191,160
Akzo Nobel NV	9,237	642,635
Argenx SE*	3,311	2,789,131
ASM International NV	2,495	1,517,667
ASML Holding NV	20,868	22,596,482
ASR Nederland NV	8,413	599,347
BE Semiconductor Industries NV	3,815	599,653
Euronext NV(m)	4,179	628,629
EXOR NV	5,144	437,977
Heineken Holding NV	6,881	504,601
Heineken NV	15,595	1,278,142
IMCD NV(x)	3,220	292,666
ING Groep NV	162,450	4,583,779
JDE Peet’s NV	9,071	339,635
Koninklijke Ahold Delhaize NV	48,571	1,990,402
Koninklijke KPN NV	206,561	965,176
Koninklijke Philips NV	41,418	1,131,194
Magnum Ice Cream Co. NV (The)(x)*	26,772	424,928
Nebius Group NV, Class A(x)*	10,808	904,684
NN Group NV	14,328	1,106,948
Randstad NV(x)	5,419	206,145
Universal Music Group NV	59,792	1,562,048
Wolters Kluwer NV	12,616	1,309,757

		49,697,979

New Zealand (0.2%)
Auckland International Airport Ltd.	94,581	453,610
Contact Energy Ltd.	46,445	247,352
Fisher & Paykel Healthcare Corp. Ltd.	31,718	689,377
Infratil Ltd.	52,871	337,281
Meridian Energy Ltd.	67,508	217,659
Xero Ltd.*	9,024	686,647

		2,631,926

Norway (0.5%)
Aker BP ASA	16,580	422,560
DNB Bank ASA	46,853	1,308,444
Equinor ASA	41,172	968,032
Gjensidige Forsikring ASA	11,516	345,023
Kongsberg Gruppen ASA	24,179	620,306
Mowi ASA	24,843	599,387
Norsk Hydro ASA	74,852	580,697
Orkla ASA	36,665	409,208
Salmar ASA	3,685	225,743
Telenor ASA	34,778	506,144

		5,985,544

Poland (0.0%)†
InPost SA(x)*	13,450	165,493

Portugal (0.2%)
Banco Comercial Portugues SA, Class R	409,427	431,214
EDP SA	165,287	760,470
Galp Energia SGPS SA	22,102	380,004
Jeronimo Martins SGPS SA	14,687	349,691

		1,921,379

Singapore (1.5%)
CapitaLand Ascendas REIT (REIT)	209,365	460,948
CapitaLand Integrated Commercial Trust (REIT)	327,542	609,013
CapitaLand Investment Ltd.	126,979	267,709
DBS Group Holdings Ltd.	114,415	5,016,671
Grab Holdings Ltd., Class A*	125,466	626,075
Keppel Ltd.	75,746	609,905
Oversea-Chinese Banking Corp. Ltd.	183,665	2,823,417
Sea Ltd. (ADR)*	20,254	2,583,803
Sembcorp Industries Ltd.	49,500	231,827
Singapore Airlines Ltd.	81,709	406,829
Singapore Exchange Ltd.	44,989	593,600
Singapore Technologies Engineering Ltd.	83,634	547,844
Singapore Telecommunications Ltd.	402,832	1,425,926
STMicroelectronics NV	35,934	947,633
United Overseas Bank Ltd.	67,474	1,840,391

		18,991,591

South Africa (0.2%)
Anglo American plc	60,173	2,502,249

South Korea (0.0%)†
Delivery Hero SE(m)(x)*	10,374	276,991

Spain (3.4%)
Acciona SA(x)	1,314	287,069

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
ACS Actividades de Construccion y Servicios SA	9,494	$946,701
Aena SME SA(m)	40,156	1,124,097
Amadeus IT Group SA	24,220	1,788,636
Banco Bilbao Vizcaya Argentaria SA	309,854	7,301,015
Banco de Sabadell SA	270,051	1,067,930
Banco Santander SA	800,281	9,470,737
Bankinter SA(x)	35,944	597,927
CaixaBank SA	209,531	2,571,985
Cellnex Telecom SA(m)	27,044	871,783
EDP Renovaveis SA	16,175	228,867
Endesa SA(x)	17,164	617,842
Grifols SA(x)	15,569	195,775
Iberdrola SA	341,245	7,405,040
Industria de Diseno Textil SA	58,647	3,883,063
Mapfre SA	39,556	199,054
Naturgy Energy Group SA	12,103	368,672
Redeia Corp. SA	21,055	375,364
Repsol SA	61,316	1,147,533
Telefonica SA(x)	202,026	829,311

		41,278,401

Sweden (2.9%)
AddTech AB, Class B(x)	14,154	503,342
Alfa Laval AB	15,723	795,330
Assa Abloy AB, Class B	54,028	2,106,191
Atlas Copco AB, Class A	144,420	2,604,784
Atlas Copco AB, Class B	83,207	1,346,640
Beijer Ref AB, Class B(x)	21,930	355,158
Boliden AB*	15,209	851,103
Epiroc AB, Class A	35,991	820,563
Epiroc AB, Class B	21,026	426,389
EQT AB(x)	26,786	1,058,464
Essity AB, Class B	32,123	925,327
Evolution AB(m)	7,118	486,930
Fastighets AB Balder, Class B(x)*	40,455	299,683
H & M Hennes & Mauritz AB, Class B(x)	26,852	542,203
Hexagon AB, Class B	112,300	1,335,671
Holmen AB, Class B	3,503	134,846
Industrivarden AB, Class C(x)	8,556	385,678
Industrivarden AB, Class A	6,446	290,845
Indutrade AB	15,200	396,902
Investment AB Latour, Class B	8,764	214,566
Investor AB, Class B	97,444	3,497,040
L E Lundbergforetagen AB, Class B(x)	3,839	213,289
Lifco AB, Class B	13,038	498,493
Nibe Industrier AB, Class B(x)	76,498	295,971
Saab AB, Class B	16,935	988,894
Sagax AB, Class B	11,024	236,609
Sandvik AB	56,883	1,857,278
Securitas AB, Class B	27,776	444,102
Skandinaviska Enskilda Banken AB, Class A	80,518	1,706,301
Skanska AB, Class B	18,032	494,159
SKF AB, Class B	18,009	480,814
Svenska Cellulosa AB SCA, Class B	33,663	448,279
Svenska Handelsbanken AB, Class A	77,991	1,138,119
Swedbank AB, Class A	45,895	1,600,704
Swedish Orphan Biovitrum AB*	10,600	383,173
Tele2 AB, Class B	29,462	494,580
Telefonaktiebolaget LM Ericsson, Class B	151,080	1,486,759
Telia Co. AB	124,180	531,169
Trelleborg AB, Class B	11,014	469,798
Volvo AB, Class B	85,314	2,742,021

		35,888,167

Switzerland (4.5%)
ABB Ltd. (Registered)	84,265	6,299,928
Avolta AG	4,913	292,386
Banque Cantonale Vaudoise (Registered)(x)	1,503	190,508
Barry Callebaut AG (Registered)(x)	201	331,405
Belimo Holding AG (Registered)	548	540,321
BKW AG	1,130	240,237
Chocoladefabriken Lindt & Spruengli AG	50	731,600
Chocoladefabriken Lindt & Spruengli AG (Registered)	6	881,707
Cie Financiere Richemont SA (Registered)	28,902	6,277,729
DSM-Firmenich AG	9,343	754,977
EMS-Chemie Holding AG (Registered)(x)	393	272,634
Galderma Group AG	8,314	1,701,426
Geberit AG (Registered)(x)	1,823	1,425,995
Givaudan SA (Registered)	498	1,977,917
Helvetia Baloise Holding AG	4,199	1,108,990
Julius Baer Group Ltd.(x)	11,237	885,228
Kuehne + Nagel International AG (Registered)	2,529	546,763
Logitech International SA (Registered)	8,333	857,812
Lonza Group AG (Registered)	3,776	2,563,733
Partners Group Holding AG	1,208	1,498,219
Sandoz Group AG(x)	22,734	1,660,061
Schindler Holding AG	2,158	815,141
Schindler Holding AG (Registered)	1,234	438,544
SGS SA (Registered)(x)	8,902	1,021,128
Sika AG (Registered)	8,169	1,676,909
Sonova Holding AG (Registered)	2,777	726,066
Straumann Holding AG (Registered)(x)	6,106	720,448
Swatch Group AG (The)(x)	1,467	311,606
Swiss Life Holding AG (Registered)(x)	1,534	1,775,497
Swiss Prime Site AG (Registered)	4,246	660,405
Swisscom AG (Registered)	1,414	1,027,341
UBS Group AG (Registered)	170,672	7,963,688
VAT Group AG(m)	1,452	707,394
Zurich Insurance Group AG	7,886	5,991,409

		54,875,152

United Arab Emirates (0.0%)
NMC Health plc(r)*	3,282	—

United Kingdom (10.2%)
3i Group plc	52,992	2,330,779
Admiral Group plc	13,910	595,499
Ashtead Group plc	22,796	1,562,819
Associated British Foods plc	17,462	500,651
AstraZeneca plc	83,372	15,497,380

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Auto Trader Group plc(m)	47,157	$372,747
Aviva plc	164,368	1,516,356
BAE Systems plc	161,557	3,732,591
Barclays plc	750,702	4,816,180
Barratt Redrow plc	74,438	382,391
British American Tobacco plc	117,524	6,675,670
BT Group plc	326,553	810,146
Bunzl plc	17,633	493,432
Centrica plc	250,865	573,339
CK Hutchison Holdings Ltd.	141,263	961,090
Coca-Cola Europacific Partners plc	10,564	958,155
Compass Group plc	91,018	2,900,338
DCC plc(x)	4,764	297,322
Diageo plc	119,044	2,573,062
Entain plc	32,704	337,943
Halma plc	20,067	957,005
Hikma Pharmaceuticals plc	8,963	187,266
HSBC Holdings plc	925,522	14,643,828
Imperial Brands plc	40,982	1,722,988
Informa plc	68,970	821,838
InterContinental Hotels Group plc	7,754	1,093,280
International Consolidated Airlines Group SA	62,114	346,660
Intertek Group plc	8,553	533,332
J Sainsbury plc	92,343	404,540
JD Sports Fashion plc	128,298	146,064
Kingfisher plc	94,699	399,160
Land Securities Group plc (REIT)	39,955	334,993
Legal & General Group plc	310,537	1,096,283
Lloyds Banking Group plc	3,182,983	4,214,989
London Stock Exchange Group plc	25,121	3,031,313
M&G plc	126,582	488,673
Marks & Spencer Group plc	109,758	488,229
Melrose Industries plc	66,152	524,674
National Grid plc	266,748	4,104,411
NatWest Group plc	432,018	3,795,683
Next plc	6,283	1,158,582
Pearson plc	30,141	426,600
Phoenix Group Holdings plc	36,309	360,708
Reckitt Benckiser Group plc	36,299	2,936,733
RELX plc	98,126	3,994,522
Rentokil Initial plc	134,992	814,282
Rolls-Royce Holdings plc	452,493	7,014,286
Sage Group plc (The)	51,801	756,206
Schroders plc	40,717	223,380
Segro plc (REIT)	69,486	674,753
Severn Trent plc	14,762	554,967
Smith & Nephew plc	42,780	714,185
Smiths Group plc	17,633	559,033
Spirax Group plc	3,770	346,577
SSE plc	64,835	1,904,323
Standard Chartered plc	104,540	2,567,466
Tesco plc	349,493	2,081,316
Unilever plc	117,174	7,675,322
United Utilities Group plc	36,289	584,054
Vodafone Group plc	1,041,057	1,387,576
Whitbread plc	9,620	330,666
Wise plc, Class A*	36,248	435,347

		124,723,983

United States (8.5%)
Aegon Ltd.	70,562	550,618
Alcon AG	26,998	2,156,841
AP Moller - Maersk A/S, Class A(x)	142	327,092
AP Moller - Maersk A/S, Class B(x)	212	488,334
BP plc	845,892	4,934,873
Buzzi SpA	4,003	244,625
CyberArk Software Ltd.*	2,599	1,159,310
Experian plc	49,334	2,236,387
Ferrovial SE	27,781	1,806,753
GSK plc	218,537	5,374,556
Haleon plc	477,075	2,410,239
Holcim AG	27,431	2,692,885
Monday.com Ltd.*	1,991	293,792
Nestle SA (Registered)	138,523	13,770,106
Novartis AG (Registered)	102,214	14,142,980
QIAGEN NV	11,528	526,396
Roche Holding AG (BMV Mexico Stock Exchange)	37,772	15,650,512
Roche Holding AG (OTC US Exchange)	1,721	728,291
Sanofi SA	59,394	5,773,842
Schneider Electric SE	29,476	8,136,982
Shell plc	311,418	11,501,859
Spotify Technology SA*	8,407	4,882,029
Stellantis NV	108,540	1,206,809
Swiss Re AG	15,984	2,680,816
Tenaris SA	20,618	400,042

		104,076,969

Total Common Stocks (89.7%) (Cost $567,371,771)		1,100,524,971

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.2%)
BlackRock Liquidity FedFund, Institutional Shares 3.65% (7 day yield) (xx)	3,000,000	$3,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.65% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	10,860,793	10,860,793

Total Investment Companies		14,860,793

Total Short-Term Investments (1.2%) (Cost $14,860,793)		14,860,793

Total Investments in Securities (90.9%) (Cost $582,232,564)		1,115,385,764
Other Assets Less Liabilities (9.1%)		111,755,854

Net Assets (100%)		$1,227,141,618

*	Non-income producing.
†	Percent shown is less than 0.05%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025, the market value or fair value, as applicable, of these securities amounted to $12,165,066 or 1.0% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $44,725,173. This was collateralized by $32,435,485 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.750%, maturing 1/13/26 – 8/15/55 and by cash of $14,860,793 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israel New Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	708	3/2026	EUR	48,599,550	559,453
FTSE 100 Index	226	3/2026	GBP	30,283,934	496,320
MSCI EAFE E-Mini Index	6	3/2026	USD	870,630	978
SPI 200 Index	82	3/2026	AUD	11,869,354	53,214
TOPIX Index	136	3/2026	JPY	29,637,130	176,971

					1,286,936

Forward Foreign Currency Contracts outstanding as of December 31, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	9,471,717	USD	6,289,172	HSBC Bank plc	3/19/2026	32,268
GBP	9,123,979	USD	12,130,340	HSBC Bank plc	3/19/2026	166,012

Total unrealized appreciation						198,280

JPY	1,620,028,180	USD	10,420,830	HSBC Bank plc	3/19/2026	(12,957)
USD	18,182,403	EUR	15,558,935	HSBC Bank plc	3/19/2026	(165,201)

Total unrealized depreciation						(178,158)

Net unrealized appreciation						20,122

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 5,298,439, CHF 33,610, DKK 106,313, EUR 66,440,127, GBP 17,465,761, HKD 95,614, ILS 114,618, JPY 15,893,891, NOK 50,208, NZD 34,864, SEK 37,308 and SGD 248,765.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$77,444,615	$—		$77,444,615
Austria	—	3,020,685	—		3,020,685
Belgium	—	9,459,843	—		9,459,843
Brazil	—	350,011	—		350,011
Chile	—	951,213	—		951,213
China	—	6,428,859	—		6,428,859
Denmark	—	20,313,301	—		20,313,301
Finland	—	12,890,313	—		12,890,313
France	—	100,377,610	—		100,377,610
Germany	—	106,248,461	—		106,248,461
Hong Kong	486,718	19,721,641	—		20,208,359
Indonesia	543,343	—	—		543,343
Ireland	1,309,222	3,770,721	—		5,079,943
Israel	3,082,160	7,358,160	—		10,440,320
Italy	—	36,645,582	—		36,645,582
Ivory Coast	—	502,511	—		502,511
Japan	—	243,328,459	—		243,328,459
Luxembourg	—	1,857,980	—		1,857,980
Macau	—	863,935	—		863,935
Mexico	—	553,804	—		553,804
Netherlands	904,684	48,793,295	—		49,697,979
New Zealand	—	2,631,926	—		2,631,926
Norway	—	5,985,544	—		5,985,544
Poland	—	165,493	—		165,493
Portugal	—	1,921,379	—		1,921,379
Singapore	3,209,878	15,781,713	—		18,991,591
South Africa	—	2,502,249	—		2,502,249
South Korea	—	276,991	—		276,991
Spain	—	41,278,401	—		41,278,401
Sweden	—	35,888,167	—		35,888,167
Switzerland	—	54,875,152	—		54,875,152
United Arab Emirates	—	—	—	(a)	— (a)
United Kingdom	958,155	123,765,828	—		124,723,983
United States	6,335,131	97,741,838	—		104,076,969
Forward Currency Contracts	—	198,280	—		198,280
Futures	1,286,936	—	—		1,286,936
Short-Term Investments
Investment Companies	14,860,793	—	—		14,860,793

Total Assets	$32,977,020	$1,083,893,960	$—		$1,116,870,980

Liabilities:
Forward Currency Contracts	$—	$(178,158)	$—		$(178,158)

Total Liabilities	$—	$(178,158)	$—		$(178,158)

Total	$32,977,020	$1,083,715,802	$—		$1,116,692,822

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	$198,280
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	1,286,936 *

Total		$1,485,216

	Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(178,158)

Total		$(178,158)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(15,768,018)	$(15,768,018)
Equity contracts	(29,216,396)	—	(29,216,396)

Total	$(29,216,396)	$(15,768,018)	$(44,984,414)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$204,123	$204,123
Equity contracts	2,352,525	—	2,352,525

Total	$2,352,525	$204,123	$2,556,648

^ The Portfolio held forward foreign currency contracts and futures contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$109,652,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$104,756,000
Average settlement value sold — in USD	109,226,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2025:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$198,280	$(178,158)	$—	$20,122

Total	$198,280	$(178,158)	$—	$20,122

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$178,158	$(178,158)	$—	$—

Total	$178,158	$(178,158)	$—	$—

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$33,217,279
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$225,921,215

During the year ended December 31, 2025, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 11%)*	Net Proceeds of Sales and Redemptions (affiliated 7%)*	Net Realized Gain (Loss)
$3,602,157	$14,718,822	$2,367,701

* Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$558,721,600
Aggregate gross unrealized depreciation	(57,945,968)

Net unrealized appreciation	$500,775,632

Federal income tax cost of investments in securities and derivative instruments, if applicable	$615,917,190

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $582,232,564)	$1,115,385,764
Cash	3,064,042
Foreign cash (Cost $103,162,774)	105,819,518
Cash held as collateral at broker for futures	7,495,221
Dividends, interest and other receivables	6,862,141
Receivable for securities sold	4,479,885
Unrealized appreciation on forward foreign currency contracts	198,280
Securities lending income receivable	12,453
Due from broker for futures variation margin	12,065
Receivable for Portfolio shares sold	467
Other assets	59,736

Total assets	1,243,389,572

LIABILITIES
Payable for return of collateral on securities loaned	14,860,793
Payable for Portfolio shares repurchased	475,874
Investment management fees payable	463,359
Unrealized depreciation on forward foreign currency contracts	178,158
Administrative fees payable	127,504
Payable for securities purchased	15,449
Accrued expenses	126,817

Total liabilities	16,247,954

Commitments and contingent liabilities^
NET ASSETS	$1,227,141,618

Net assets were comprised of:
Paid in capital	$790,821,335
Total distributable earnings (loss)	436,320,283

Net assets	$1,227,141,618

Class K
Net asset value, offering and redemption price per share, $1,227,141,618 / 102,669,735 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.95

(x)	Includes value of securities on loan of $44,725,173.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $2,933,780 foreign withholding tax)	$31,408,514
Interest	882,560
Securities lending (net)	115,281

Total income	32,406,355

EXPENSES
Investment management fees	5,358,839
Administrative fees	1,487,027
Custodian fees	339,200
Professional fees	155,218
Printing and mailing expenses	69,665
Recoupment fees	43,583
Trustees’ fees	40,371
Miscellaneous	137,591

Gross expenses	7,631,494
Less: Waiver from investment manager	(17,550)

Net expenses	7,613,944

NET INVESTMENT INCOME (LOSS)	24,792,411

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	71,177,937
Futures contracts	(29,216,396)
Forward foreign currency contracts	(15,768,018)
Foreign currency transactions	(1,287,033)

Net realized gain (loss)	24,906,490

Change in unrealized appreciation (depreciation) on:
Investments in securities	195,759,328
Futures contracts	2,352,525
Forward foreign currency contracts	204,123
Foreign currency translations	10,519,505

Net change in unrealized appreciation (depreciation)	208,835,481

NET REALIZED AND UNREALIZED GAIN (LOSS)	233,741,971

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$258,534,382

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$24,792,411	$26,398,179
Net realized gain (loss)	24,906,490	43,250,979
Net change in unrealized appreciation (depreciation)	208,835,481	(29,703,479)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	258,534,382	39,945,679

Distributions to shareholders:
Class K	(85,501,669)	(59,739,329)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 920,922 and 659,582 shares, respectively ]	9,970,196	7,579,534
Capital shares issued in reinvestment of dividends [ 7,244,498 and 5,567,459 shares, respectively ]	85,501,669	59,739,329
Capital shares repurchased [ (15,083,776) and (15,798,067) shares, respectively ]	(174,438,958)	(175,122,545)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(78,967,093)	(107,803,682)

TOTAL INCREASE (DECREASE) IN NET ASSETS	94,065,620	(127,597,332)
NET ASSETS:
Beginning of year	1,133,075,998	1,260,673,330

End of year	$1,227,141,618	$1,133,075,998

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class K	Year Ended December 31,
	2025	2024	2023	2022		2021
Net asset value, beginning of year	$10.34	$10.58	$9.26	$11.18		$11.03

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24	0.24	0.22	0.22		0.23	(aa)
Net realized and unrealized gain (loss)	2.26	0.09	1.36	(1.88)		0.96

Total from investment operations	2.50	0.33	1.58	(1.66)		1.19

Less distributions:
Dividends from net investment income	(0.23)	(0.34)	(0.26)	(0.26)		(0.32)
Distributions from net realized gains	(0.66)	(0.23)	—	—		(0.72)

Total dividends and distributions	(0.89)	(0.57)	(0.26)	(0.26)		(1.04)

Net asset value, end of year	$11.95	$10.34	$10.58	$9.26		$11.18

Total return	24.26%	2.91%	17.15%	(14.75)%		10.94%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,227,142	$1,133,076	$1,260,673	$1,296,682		$1,593,960
Ratio of expenses to average net assets:
After waivers (f)	0.64%	0.65%	0.63%	0.67	%(g)	0.68	%(g)
Before waivers (f)	0.64%	0.65%	0.63%	0.67	%(g)	0.68	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.08%	2.13%	2.23%	2.35%		1.97	%(bb)
Before waivers (f)	2.08%	2.13%	2.23%	2.35%		1.97	%(bb)
Portfolio turnover rate^	3%	3%	2%	6%		3%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.04% and 0.06% for years ended December 31, 2022 and 2021, respectively.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $0.19.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for the class would have been 0.33% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.6%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	894,096	$22,209,345
Verizon Communications, Inc.	532,548	21,690,680

		43,900,025

Entertainment (1.2%)
Electronic Arts, Inc.	28,442	5,811,554
Live Nation Entertainment, Inc.*	20,746	2,956,305
Netflix, Inc.*	534,396	50,104,969
Take-Two Interactive Software, Inc.*	21,621	5,535,624
TKO Group Holdings, Inc., Class A	8,590	1,795,310
Walt Disney Co. (The)	225,127	25,612,699
Warner Bros Discovery, Inc.*	311,155	8,967,487

		100,783,948

Interactive Media & Services (7.3%)
Alphabet, Inc., Class A	733,746	229,662,498
Alphabet, Inc., Class C	586,444	184,026,127
Match Group, Inc.	29,714	959,465
Meta Platforms, Inc., Class A	273,954	180,834,296

		595,482,386

Media (0.3%)
Charter Communications, Inc., Class A*	10,953	2,286,439
Comcast Corp., Class A	457,996	13,689,501
Fox Corp., Class A	26,298	1,921,595
Fox Corp., Class B	18,843	1,223,476
News Corp., Class A	51,419	1,343,064
News Corp., Class B (x)	12,365	366,375
Omnicom Group, Inc.	40,047	3,233,795
Paramount Skydance Corp., Class B(x)	32,968	441,771
Trade Desk, Inc. (The), Class A*	52,967	2,010,627

		26,516,643

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.	61,123	12,410,414

Total Communication Services		779,093,416

Consumer Discretionary (9.4%)
Automobile Components (0.0%)†
Aptiv plc*	28,609	2,176,859

Automobiles (2.2%)
Ford Motor Co.	493,732	6,477,764
General Motors Co.	117,556	9,559,654
Tesla, Inc.*	354,433	159,395,609

		175,433,027

Broadline Retail (3.5%)
Amazon.com, Inc.*	1,225,812	282,941,926
eBay, Inc.	57,030	4,967,313

		287,909,239

Distributors (0.1%)
Genuine Parts Co.	18,323	2,252,996
Pool Corp.	4,224	966,240

		3,219,236

Hotels, Restaurants & Leisure (1.7%)
Airbnb, Inc., Class A*	54,196	7,355,481
Booking Holdings, Inc.	4,053	21,705,153
Carnival Corp.*	140,163	4,280,578
Chipotle Mexican Grill, Inc.*	167,971	6,214,927
Darden Restaurants, Inc.	15,205	2,798,024
Domino’s Pizza, Inc.	4,157	1,732,721
DoorDash, Inc., Class A*	46,755	10,589,072
Expedia Group, Inc.	15,123	4,284,497
Hilton Worldwide Holdings, Inc.	28,965	8,320,196
Las Vegas Sands Corp.	36,866	2,399,608
Marriott International, Inc., Class A	28,378	8,803,991
McDonald’s Corp.	90,133	27,547,349
MGM Resorts International (x)*	23,979	874,994
Norwegian Cruise Line Holdings Ltd.*	55,641	1,241,907
Royal Caribbean Cruises Ltd.	31,907	8,899,500
Starbucks Corp.	143,572	12,090,198
Wynn Resorts Ltd.	11,410	1,372,965
Yum! Brands, Inc.	34,970	5,290,262

		135,801,423

Household Durables (0.2%)
DR Horton, Inc.	35,019	5,043,787
Garmin Ltd.	20,666	4,192,098
Lennar Corp., Class A	27,731	2,850,747
NVR, Inc.*	350	2,552,469
PulteGroup, Inc.	24,686	2,894,680

		17,533,781

Leisure Products (0.0%)†
Hasbro, Inc.	15,586	1,278,052

Specialty Retail (1.5%)
AutoZone, Inc.*	2,096	7,108,584
Best Buy Co., Inc.	25,004	1,673,518
Carvana Co.*	17,836	7,527,149
Home Depot, Inc. (The)	125,666	43,241,670
Lowe’s Cos., Inc.	70,787	17,070,993
O’Reilly Automotive, Inc.*	107,171	9,775,067
Ross Stores, Inc.	41,272	7,434,738
TJX Cos., Inc. (The)	140,909	21,645,031
Tractor Supply Co.	67,725	3,386,927
Ulta Beauty, Inc.*	5,692	3,443,717
Williams-Sonoma, Inc.	15,759	2,814,400

		125,121,794

Textiles, Apparel & Luxury Goods (0.2%)
Deckers Outdoor Corp.*	17,700	1,834,959
Lululemon Athletica, Inc.*	13,681	2,843,049
NIKE, Inc., Class B	150,054	9,559,940
Ralph Lauren Corp.	4,985	1,762,746
Tapestry, Inc.	26,287	3,358,690

		19,359,384

Total Consumer Discretionary		767,832,795

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Consumer Staples (4.3%)
Beverages (0.9%)
Brown-Forman Corp., Class B (x)	20,052	$522,555
Coca-Cola Co. (The)	489,222	34,201,510
Constellation Brands, Inc., Class A	17,131	2,363,393
Keurig Dr Pepper, Inc.	173,698	4,865,281
Molson Coors Beverage Co., Class B	19,436	907,272
Monster Beverage Corp.*	90,030	6,902,600
PepsiCo, Inc.	172,923	24,817,909

		74,580,520

Consumer Staples Distribution & Retail (1.6%)
Costco Wholesale Corp.	56,014	48,303,113
Dollar General Corp.	27,062	3,593,021
Dollar Tree, Inc.*	24,293	2,988,282
Kroger Co. (The)	75,694	4,729,361
Sysco Corp.	60,081	4,427,369
Target Corp.	57,389	5,609,775
Walmart, Inc.	552,510	61,555,139

		131,206,060

Food Products (0.4%)
Archer-Daniels-Midland Co.	60,402	3,472,511
Bunge Global SA	16,408	1,461,625
Campbell’s Co. (The) (x)	26,019	725,149
Conagra Brands, Inc.	56,897	984,887
General Mills, Inc.	68,632	3,191,388
Hershey Co. (The)	18,571	3,379,551
Hormel Foods Corp.	39,661	939,966
J M Smucker Co. (The)	13,895	1,359,070
Kraft Heinz Co. (The)	111,417	2,701,862
Lamb Weston Holdings, Inc.	16,895	707,732
McCormick & Co., Inc. (Non-Voting)	31,967	2,177,272
Mondelez International, Inc., Class A	163,433	8,797,598
Tyson Foods, Inc., Class A	37,422	2,193,678

		32,092,289

Household Products (0.7%)
Church & Dwight Co., Inc.	29,920	2,508,792
Clorox Co. (The)	14,493	1,461,329
Colgate-Palmolive Co.	102,083	8,066,599
Kimberly-Clark Corp.	41,503	4,187,238
Procter & Gamble Co. (The)	294,387	42,188,601

		58,412,559

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	30,937	3,239,723
Kenvue, Inc.	237,208	4,091,838

		7,331,561

Tobacco (0.6%)
Altria Group, Inc.	212,181	12,234,356
Philip Morris International, Inc.	196,607	31,535,763

		43,770,119

Total Consumer Staples		347,393,108

Energy (2.5%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	124,523	5,670,778
Halliburton Co.	108,920	3,078,079
SLB Ltd.	188,443	7,232,442

		15,981,299

Oil, Gas & Consumable Fuels (2.3%)
APA Corp. (x)	48,310	1,181,663
Chevron Corp.	238,702	36,380,572
ConocoPhillips	155,462	14,552,798
Coterra Energy, Inc.	93,019	2,448,260
Devon Energy Corp.	77,001	2,820,547
Diamondback Energy, Inc.	23,362	3,512,009
EOG Resources, Inc.	68,691	7,213,242
EQT Corp.	79,552	4,263,987
Expand Energy Corp.	29,984	3,309,034
Exxon Mobil Corp.	531,854	64,003,310
Kinder Morgan, Inc.	246,983	6,789,563
Marathon Petroleum Corp.	38,400	6,244,992
Occidental Petroleum Corp.	89,840	3,694,221
ONEOK, Inc.	79,542	5,846,337
Phillips 66	51,000	6,581,040
Targa Resources Corp.	27,086	4,997,367
Texas Pacific Land Corp.	6,948	1,995,604
Valero Energy Corp.	38,467	6,262,043
Williams Cos., Inc. (The)	154,242	9,271,487

		191,368,076

Total Energy		207,349,375

Financials (12.1%)
Banks (3.3%)
Bank of America Corp.	847,288	46,600,840
Citigroup, Inc.	225,661	26,332,382
Citizens Financial Group, Inc.	54,089	3,159,339
Fifth Third Bancorp	84,607	3,960,454
Huntington Bancshares, Inc.	190,672	3,308,159
JPMorgan Chase & Co.	343,322	110,625,215
KeyCorp	120,699	2,491,227
M&T Bank Corp.	19,713	3,971,775
PNC Financial Services Group, Inc. (The)	49,740	10,382,230
Regions Financial Corp.	112,704	3,054,278
Truist Financial Corp.	162,864	8,014,538
US Bancorp	196,556	10,488,228
Wells Fargo & Co.	395,890	36,896,948

		269,285,613

Capital Markets (3.1%)
Ameriprise Financial, Inc.	11,908	5,838,969
Ares Management Corp., Class A	25,483	4,118,817
Bank of New York Mellon Corp. (The)	89,076	10,340,833
BlackRock, Inc.‡	18,190	19,469,484
Blackstone, Inc.	93,099	14,350,280
Cboe Global Markets, Inc.	13,283	3,334,033
Charles Schwab Corp. (The)	210,655	21,046,541
CME Group, Inc.	45,518	12,430,055
Coinbase Global, Inc., Class A*	28,565	6,459,689
FactSet Research Systems, Inc.	4,581	1,329,360
Franklin Resources, Inc.	36,448	870,743

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Goldman Sachs Group, Inc. (The)	37,826	$33,249,054
Interactive Brokers Group, Inc., Class A	55,297	3,556,150
Intercontinental Exchange, Inc.	72,301	11,709,870
Invesco Ltd.	56,450	1,482,942
KKR & Co., Inc.	86,650	11,046,142
Moody’s Corp.	19,487	9,954,934
Morgan Stanley	151,995	26,983,672
MSCI, Inc.	9,385	5,384,456
Nasdaq, Inc.	57,254	5,561,081
Northern Trust Corp.	24,154	3,299,195
Raymond James Financial, Inc.	22,787	3,659,364
Robinhood Markets, Inc., Class A*	97,757	11,056,317
S&P Global, Inc.	39,045	20,404,527
State Street Corp.	35,832	4,622,686
T. Rowe Price Group, Inc.	27,777	2,843,809

		254,403,003

Consumer Finance (0.6%)
American Express Co.	67,763	25,068,922
Capital One Financial Corp.	79,866	19,356,324
Synchrony Financial	44,796	3,737,330

		48,162,576

Financial Services (3.5%)
Apollo Global Management, Inc.	58,120	8,413,451
Berkshire Hathaway, Inc., Class B*	231,181	116,203,130
Block, Inc., Class A*	69,415	4,518,222
Corpay, Inc.*	8,848	2,662,629
Fidelity National Information Services, Inc.	65,631	4,361,836
Fiserv, Inc.*	67,306	4,520,944
Global Payments, Inc.	30,931	2,394,059
Jack Henry & Associates, Inc.	8,608	1,570,788
Mastercard, Inc., Class A	103,410	59,034,701
PayPal Holdings, Inc.	116,155	6,781,129
Visa, Inc., Class A	212,838	74,644,415

		285,105,304

Insurance (1.6%)
Aflac, Inc.	59,489	6,559,852
Allstate Corp. (The)	33,282	6,927,648
American International Group, Inc.	67,454	5,770,690
Aon plc, Class A	27,235	9,610,687
Arch Capital Group Ltd.*	45,540	4,368,197
Arthur J Gallagher & Co.	32,380	8,379,620
Assurant, Inc.	5,954	1,434,021
Brown & Brown, Inc.	37,557	2,993,293
Chubb Ltd.	46,138	14,400,593
Cincinnati Financial Corp.	19,679	3,213,974
Erie Indemnity Co., Class A	3,473	995,536
Everest Group Ltd.	5,500	1,866,425
Globe Life, Inc.	10,572	1,478,600
Hartford Insurance Group, Inc. (The)	35,152	4,843,946
Loews Corp.	20,569	2,166,121
Marsh & McLennan Cos., Inc.	62,095	11,519,864
MetLife, Inc.	70,536	5,568,112
Principal Financial Group, Inc.	26,298	2,319,747
Progressive Corp. (The)	74,042	16,860,844
Prudential Financial, Inc.	44,266	4,996,746
Travelers Cos., Inc. (The)	28,436	8,248,146
W.R. Berkley Corp.	39,178	2,747,161
Willis Towers Watson plc	12,044	3,957,658

		131,227,481

Total Financials		988,183,977

Health Care (8.7%)
Biotechnology (1.5%)
AbbVie, Inc.	223,127	50,982,288
Amgen, Inc.	67,999	22,256,753
Biogen, Inc.*	18,586	3,270,950
Gilead Sciences, Inc.	156,722	19,236,058
Incyte Corp.*	20,355	2,010,463
Moderna, Inc.*	41,908	1,235,867
Regeneron Pharmaceuticals, Inc.	12,577	9,707,809
Vertex Pharmaceuticals, Inc.*	31,901	14,462,638

		123,162,826

Health Care Equipment & Supplies (1.8%)
Abbott Laboratories	219,831	27,542,626
Align Technology, Inc.*	7,978	1,245,765
Baxter International, Inc. (x)	64,921	1,240,640
Becton Dickinson & Co.	36,203	7,025,916
Boston Scientific Corp.*	187,155	17,845,229
Cooper Cos., Inc. (The)*	25,628	2,100,471
Dexcom, Inc.*	49,998	3,318,367
Edwards Lifesciences Corp.*	74,154	6,321,628
GE HealthCare Technologies, Inc.	56,704	4,650,862
Hologic, Inc.*	27,487	2,047,507
IDEXX Laboratories, Inc.*	10,105	6,836,336
Insulet Corp.*	8,707	2,474,878
Intuitive Surgical, Inc.*	44,708	25,320,823
Medtronic plc	161,832	15,545,582
ResMed, Inc.	18,147	4,371,068
Solventum Corp.*	17,855	1,414,830
STERIS plc	11,997	3,041,479
Stryker Corp.	43,459	15,274,535
Zimmer Biomet Holdings, Inc.	24,254	2,180,920

		149,799,462

Health Care Providers & Services (1.5%)
Cardinal Health, Inc.	30,161	6,198,086
Cencora, Inc.	24,476	8,266,769
Centene Corp.*	56,460	2,323,329
Cigna Group (The)	33,715	9,279,380
CVS Health Corp.	160,198	12,713,313
DaVita, Inc. (x)*	4,924	559,416
Elevance Health, Inc.	27,814	9,750,198
HCA Healthcare, Inc.	20,145	9,404,895
Henry Schein, Inc.*	13,052	986,470
Humana, Inc.	15,365	3,935,437
Labcorp Holdings, Inc.	10,573	2,652,554
McKesson Corp.	15,710	12,886,756
Molina Healthcare, Inc.*	7,045	1,222,589
Quest Diagnostics, Inc.	13,872	2,407,208
UnitedHealth Group, Inc.	114,392	37,761,943
Universal Health Services, Inc., Class B	6,968	1,519,163

		121,867,506

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	35,476	$4,827,219
Bio-Techne Corp.	21,018	1,236,069
Charles River Laboratories International, Inc.*	6,650	1,326,542
Danaher Corp.	79,283	18,149,464
IQVIA Holdings, Inc.*	21,945	4,946,622
Mettler-Toledo International, Inc.*	2,602	3,627,683
Revvity, Inc.(x)	14,928	1,444,284
Thermo Fisher Scientific, Inc.	47,309	27,413,200
Waters Corp.*	7,482	2,841,888
West Pharmaceutical Services, Inc.	9,032	2,485,065

		68,298,036

Pharmaceuticals (3.0%)
Bristol-Myers Squibb Co.	257,088	13,867,327
Eli Lilly & Co.	100,152	107,631,351
Johnson & Johnson	304,188	62,951,707
Merck & Co., Inc.	313,024	32,948,906
Pfizer, Inc.	718,121	17,881,213
Viatris, Inc.	141,346	1,759,758
Zoetis, Inc.	55,953	7,040,006

		244,080,268

Total Health Care		707,208,098

Industrials (7.4%)
Aerospace & Defense (2.0%)
Axon Enterprise, Inc.*	9,747	5,535,614
Boeing Co. (The)*	98,407	21,366,128
GE Aerospace	133,029	40,976,923
General Dynamics Corp.	31,889	10,735,751
Howmet Aerospace, Inc.	50,917	10,439,003
Huntington Ingalls Industries, Inc.	5,044	1,715,313
L3Harris Technologies, Inc.	23,631	6,937,353
Lockheed Martin Corp.	25,950	12,551,236
Northrop Grumman Corp.	17,000	9,693,570
RTX Corp.	169,066	31,006,704
Textron, Inc.	21,298	1,856,547
TransDigm Group, Inc.	7,117	9,464,542

		162,278,684

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	15,399	2,475,543
Expeditors International of Washington, Inc.	17,400	2,592,774
FedEx Corp.	27,412	7,918,230
United Parcel Service, Inc., Class B	92,865	9,211,280

		22,197,827

Building Products (0.4%)
A.O. Smith Corp.	14,740	985,811
Allegion plc	10,898	1,735,180
Builders FirstSource, Inc.*	14,807	1,523,492
Carrier Global Corp.	101,040	5,338,954
Johnson Controls International plc	77,074	9,229,611
Lennox International, Inc.	4,078	1,980,195
Masco Corp.	25,010	1,587,135
Trane Technologies plc	28,105	10,938,466

		33,318,844

Commercial Services & Supplies (0.4%)
Cintas Corp.	43,264	8,136,660
Copart, Inc.*	114,992	4,501,937
Republic Services, Inc.	25,087	5,316,688
Rollins, Inc.	36,337	2,180,947
Veralto Corp.	30,983	3,091,484
Waste Management, Inc.	46,810	10,284,625

		33,512,341

Construction & Engineering (0.2%)
Comfort Systems USA, Inc.	4,438	4,141,941
EMCOR Group, Inc.	5,603	3,427,859
Quanta Services, Inc.	18,778	7,925,443

		15,495,243

Electrical Equipment (0.8%)
AMETEK, Inc.	28,766	5,905,948
Eaton Corp. plc	49,171	15,661,455
Emerson Electric Co.	71,085	9,434,401
GE Vernova, Inc.	34,384	22,472,351
Generac Holdings, Inc.*	7,520	1,025,502
Hubbell, Inc., Class B	6,963	3,092,338
Rockwell Automation, Inc.	14,122	5,494,447

		63,086,442

Ground Transportation (0.7%)
CSX Corp.	235,470	8,535,787
JB Hunt Transport Services, Inc.	9,998	1,943,011
Norfolk Southern Corp.	28,246	8,155,185
Old Dominion Freight Line, Inc.	23,502	3,685,114
Uber Technologies, Inc.*	263,402	21,522,577
Union Pacific Corp.	74,905	17,327,025

		61,168,699

Industrial Conglomerates (0.3%)
3M Co.	67,275	10,770,728
Honeywell International, Inc.	80,191	15,644,462

		26,415,190

Machinery (1.5%)
Caterpillar, Inc.	59,172	33,897,864
Cummins, Inc.	17,354	8,858,349
Deere & Co.	31,813	14,811,178
Dover Corp.	17,513	3,419,238
Fortive Corp.	38,223	2,110,292
IDEX Corp.	9,202	1,637,404
Illinois Tool Works, Inc.	33,505	8,252,282
Ingersoll Rand, Inc.	45,432	3,599,123
Nordson Corp.	6,772	1,628,192
Otis Worldwide Corp.	49,254	4,302,337
PACCAR, Inc.	65,957	7,222,951
Parker-Hannifin Corp.	15,887	13,964,038
Pentair plc	20,179	2,101,441
Snap-on, Inc.	6,269	2,160,297
Stanley Black & Decker, Inc.	20,469	1,520,437
Westinghouse Air Brake Technologies Corp.	22,108	4,718,953
Xylem, Inc.	31,130	4,239,283

		118,443,659

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Passenger Airlines (0.2%)
Delta Air Lines, Inc.	83,349	$5,784,420
Southwest Airlines Co.	64,530	2,667,025
United Airlines Holdings, Inc.*	40,056	4,479,062

		12,930,507

Professional Services (0.4%)
Automatic Data Processing, Inc.	51,159	13,159,630
Broadridge Financial Solutions, Inc.	14,675	3,275,020
Dayforce, Inc.*	20,307	1,404,432
Equifax, Inc.	15,636	3,392,699
Jacobs Solutions, Inc.	15,739	2,084,788
Leidos Holdings, Inc.	16,226	2,927,171
Paychex, Inc.	40,951	4,593,883
Paycom Software, Inc.	6,190	986,438
Verisk Analytics, Inc.	17,344	3,879,679

		35,703,740

Trading Companies & Distributors (0.2%)
Fastenal Co.	142,705	5,726,752
United Rentals, Inc.	8,127	6,577,343
W.W. Grainger, Inc.	5,558	5,608,300

		17,912,395

Total Industrials		602,463,571

Information Technology (31.1%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	130,175	17,056,830
Cisco Systems, Inc.	496,990	38,283,140
F5, Inc.*	7,062	1,802,646
Motorola Solutions, Inc.	21,043	8,066,203

		65,208,819

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	154,210	20,839,939
CDW Corp.	16,667	2,270,045
Corning, Inc.	98,459	8,621,070
Jabil, Inc.	13,115	2,990,482
Keysight Technologies, Inc.*	21,576	4,384,027
TE Connectivity plc	37,321	8,490,901
Teledyne Technologies, Inc.*	5,750	2,936,698
Trimble, Inc.*	30,805	2,413,572
Zebra Technologies Corp., Class A*	6,256	1,519,082

		54,465,816

IT Services (0.9%)
Accenture plc, Class A	78,670	21,107,161
Akamai Technologies, Inc.*	19,052	1,662,287
Cognizant Technology Solutions Corp., Class A	60,439	5,016,437
EPAM Systems, Inc.*	6,815	1,396,257
Gartner, Inc.*	9,362	2,361,846
GoDaddy, Inc., Class A*	16,452	2,041,364
International Business Machines Corp.	117,657	34,851,180
VeriSign, Inc.	10,543	2,561,422

		70,997,954

Semiconductors & Semiconductor Equipment (12.8%)
Advanced Micro Devices, Inc.*	204,975	43,897,446
Analog Devices, Inc.	61,878	16,781,314
Applied Materials, Inc.	100,470	25,819,785
Broadcom, Inc.	594,078	205,610,396
First Solar, Inc.*	13,695	3,577,545
Intel Corp.*	552,843	20,399,907
KLA Corp.	16,668	20,252,953
Lam Research Corp.	158,406	27,115,939
Microchip Technology, Inc.	68,102	4,339,459
Micron Technology, Inc.	141,353	40,343,560
Monolithic Power Systems, Inc.	6,155	5,578,646
NVIDIA Corp.	3,064,631	571,553,681
NXP Semiconductors NV	31,844	6,912,059
ON Semiconductor Corp.*	51,274	2,776,487
Qnity Electronics, Inc.	25,214	2,058,723
QUALCOMM, Inc.	134,964	23,085,592
Skyworks Solutions, Inc.	20,294	1,286,843
Teradyne, Inc.	19,934	3,858,425
Texas Instruments, Inc.	114,830	19,921,857

		1,045,170,617

Software (9.3%)
Adobe, Inc.*	52,792	18,476,672
AppLovin Corp., Class A*	34,194	23,040,601
Autodesk, Inc.*	26,956	7,979,246
Cadence Design Systems, Inc.*	34,417	10,758,066
Crowdstrike Holdings, Inc., Class A*	31,482	14,757,502
Datadog, Inc., Class A*	40,831	5,552,608
Fair Isaac Corp.*	3,032	5,125,960
Fortinet, Inc.*	81,230	6,450,474
Gen Digital, Inc.	67,188	1,826,842
Intuit, Inc.	35,233	23,339,044
Microsoft Corp.	937,345	453,318,789
Oracle Corp.	209,316	40,797,782
Palantir Technologies, Inc., Class A*	287,254	51,059,399
Palo Alto Networks, Inc.*	84,365	15,540,033
PTC, Inc.*	15,521	2,703,913
Roper Technologies, Inc.	13,494	6,006,584
Salesforce, Inc.	119,906	31,764,298
ServiceNow, Inc.*	131,360	20,123,038
Synopsys, Inc.*	23,372	10,978,296
Tyler Technologies, Inc.*	5,212	2,365,987
Workday, Inc., Class A*	26,836	5,763,836

		757,728,970

Technology Hardware, Storage & Peripherals (6.6%)
Apple, Inc.	1,863,542	506,622,528
Dell Technologies, Inc., Class C	38,296	4,820,700
Hewlett Packard Enterprise Co.	169,016	4,059,764
HP, Inc.	120,442	2,683,448
NetApp, Inc.	24,996	2,676,822
Sandisk Corp.*	16,927	4,018,131
Seagate Technology Holdings plc	26,862	7,397,526
Super Micro Computer, Inc. (x)*	65,514	1,917,595
Western Digital Corp.	43,584	7,508,216

		541,704,730

Total Information Technology		2,535,276,906

Materials (1.7%)
Chemicals (0.9%)
Air Products and Chemicals, Inc.	28,110	6,943,732
Albemarle Corp.	14,809	2,094,585
CF Industries Holdings, Inc.	19,899	1,538,989
Corteva, Inc.	85,775	5,749,498

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Dow, Inc.	89,500	$2,092,510
DuPont de Nemours, Inc.	50,628	2,035,246
Ecolab, Inc.	32,241	8,463,907
International Flavors & Fragrances, Inc.	32,804	2,210,662
Linde plc	59,226	25,253,374
LyondellBasell Industries NV, Class A	34,248	1,482,938
Mosaic Co. (The)	43,295	1,042,976
PPG Industries, Inc.	28,682	2,938,758
Sherwin-Williams Co. (The)	29,288	9,490,191

		71,337,366

Construction Materials (0.2%)
CRH plc	84,532	10,549,594
Martin Marietta Materials, Inc.	7,573	4,715,404
Vulcan Materials Co.	16,566	4,724,954

		19,989,952

Containers & Packaging (0.2%)
Amcor plc	294,465	2,455,838
Avery Dennison Corp.	9,984	1,815,890
Ball Corp.	32,464	1,719,618
International Paper Co.	68,932	2,715,232
Packaging Corp. of America	11,415	2,354,116
Smurfit WestRock plc	64,590	2,497,695

		13,558,389

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	181,347	9,210,614
Newmont Corp.	138,741	13,853,289
Nucor Corp.	28,819	4,700,667
Steel Dynamics, Inc.	17,438	2,954,869

		30,719,439

Total Materials		135,605,146

Real Estate (1.6%)
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	19,520	955,309
Healthpeak Properties, Inc. (REIT)	84,945	1,365,915
Ventas, Inc. (REIT)	56,405	4,364,619
Welltower, Inc. (REIT)	84,477	15,679,776

		22,365,619

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	81,990	1,453,683

Industrial REITs (0.2%)
Prologis, Inc. (REIT)	117,220	14,964,305

Office REITs (0.0%)†
BXP, Inc. (REIT)	19,917	1,343,999

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	37,020	5,952,446
CoStar Group, Inc.*	52,312	3,517,459

		9,469,905

Residential REITs (0.2%)
AvalonBay Communities, Inc. (REIT)	17,562	3,184,166
Camden Property Trust (REIT)	12,891	1,419,041
Equity Residential (REIT)	44,740	2,820,410
Essex Property Trust, Inc. (REIT)	7,831	2,049,216
Invitation Homes, Inc. (REIT)	68,862	1,913,675
Mid-America Apartment Communities, Inc. (REIT)	14,471	2,010,167
UDR, Inc. (REIT)	40,047	1,468,924

		14,865,599

Retail REITs (0.2%)
Federal Realty Investment Trust (REIT)	9,805	988,344
Kimco Realty Corp. (REIT)	86,235	1,747,983
Realty Income Corp. (REIT)	115,441	6,507,409
Regency Centers Corp. (REIT)	20,993	1,449,147
Simon Property Group, Inc. (REIT)	40,934	7,577,293

		18,270,176

Specialized REITs (0.6%)
American Tower Corp. (REIT)	59,143	10,383,737
Crown Castle, Inc. (REIT)	54,649	4,856,657
Digital Realty Trust, Inc. (REIT)	41,275	6,385,655
Equinix, Inc. (REIT)	12,361	9,470,504
Extra Space Storage, Inc. (REIT)	27,065	3,524,404
Iron Mountain, Inc. (REIT)	36,481	3,026,099
Public Storage (REIT)	19,945	5,175,727
SBA Communications Corp. (REIT)	13,059	2,526,002
VICI Properties, Inc. (REIT), Class A	133,241	3,746,737
Weyerhaeuser Co. (REIT)	90,466	2,143,140

		51,238,662

Total Real Estate		133,971,948

Utilities (2.0%)
Electric Utilities (1.3%)
Alliant Energy Corp.	33,924	2,205,399
American Electric Power Co., Inc.	67,548	7,788,960
Constellation Energy Corp.	39,459	13,939,681
Duke Energy Corp.	98,219	11,512,249
Edison International	47,829	2,870,697
Entergy Corp.	56,287	5,202,607
Evergy, Inc.	28,933	2,097,353
Eversource Energy	46,285	3,116,369
Exelon Corp.	127,568	5,560,689
FirstEnergy Corp.	66,442	2,974,608
NextEra Energy, Inc.	260,102	20,880,989
NRG Energy, Inc.	23,941	3,812,365
PG&E Corp.	283,077	4,549,047
Pinnacle West Capital Corp.	13,857	1,229,116
PPL Corp.	92,109	3,225,657
Southern Co. (The)	138,943	12,115,830
Xcel Energy, Inc.	75,795	5,598,219

		108,679,835

Gas Utilities (0.1%)
Atmos Energy Corp.	20,079	3,365,842

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	95,557	1,370,287
Vistra Corp.	39,880	6,433,841

		7,804,128

Multi-Utilities (0.5%)
Ameren Corp.	34,969	3,492,004
CenterPoint Energy, Inc.	79,946	3,065,130

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
CMS Energy Corp.	38,078	$2,662,795
Consolidated Edison, Inc.	45,006	4,469,996
Dominion Energy, Inc.	107,794	6,315,650
DTE Energy Co.	26,111	3,367,797
NiSource, Inc.	60,865	2,541,722
Public Service Enterprise Group, Inc.	62,307	5,003,252
Sempra	82,411	7,276,067
WEC Energy Group, Inc.	40,034	4,221,986

		42,416,399

Water Utilities (0.0%)†
American Water Works Co., Inc.	24,642	3,215,781

Total Utilities		165,481,985

Total Common Stocks (90.4%) (Cost $1,727,876,244)		7,369,860,325

SHORT-TERM INVESTMENTS:
Investment Companies (3.2%)
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	3,995,074	3,995,074
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	259,390,591	259,494,347

Total Investment Companies		263,489,421

Total Short-Term Investments (3.2%) (Cost $263,454,090)		263,489,421

Total Investments in Securities (93.6%) (Cost $1,991,330,334)		7,633,349,746
Other Assets Less Liabilities (6.4%)		521,411,754

Net Assets (100%)		$8,154,761,500

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $5,812,972. This was collateralized by $2,013,736 of various U.S. Government Treasury Securities, ranging from 0.125% – 6.250%, maturing 1/15/26 – 5/15/55 and by cash of $3,995,074 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
BlackRock, Inc.	18,190	22,740,015	—	(4,154,535)	2,642,037	(1,758,033)	19,469,484	422,031	—

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	2,281	3/2026	USD	786,089,625	1,161,943

					1,161,943

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$779,093,416	$—	$—	$779,093,416
Consumer Discretionary	767,832,795	—	—	767,832,795
Consumer Staples	347,393,108	—	—	347,393,108
Energy	207,349,375	—	—	207,349,375
Financials	988,183,977	—	—	988,183,977
Health Care	707,208,098	—	—	707,208,098
Industrials	602,463,571	—	—	602,463,571
Information Technology	2,535,276,906	—	—	2,535,276,906
Materials	135,605,146	—	—	135,605,146
Real Estate	133,971,948	—	—	133,971,948
Utilities	165,481,985	—	—	165,481,985
Futures	1,161,943	—	—	1,161,943
Short-Term Investments
Investment Companies	263,489,421	—	—	263,489,421

Total Assets	$7,634,511,689	$—	$—	$7,634,511,689

Total Liabilities	$—	$—	$—	$—

Total	$7,634,511,689	$—	$—	$7,634,511,689

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$1,161,943	*

Total		$1,161,943

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(171,564,012)	$(171,564,012)

Total	$(171,564,012)	$(171,564,012)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$24,998,972	$24,998,972

Total	$24,998,972	$24,998,972

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$776,372,000
Average notional value of contracts — short	1,250,371,000

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$164,136,603
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,499,916,793

During the year ended December 31, 2025, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 44%)*	Net Proceeds of Sales and Redemptions (affiliated 6%)*	Net Realized Gain (Loss)
$72,937,782	$93,755,979	$54,392,110

* Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,772,747,531
Aggregate gross unrealized depreciation	(131,379,172)

Net unrealized appreciation	$5,641,368,359

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,993,143,330

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $3,623,522)	$19,469,484
Unaffiliated Issuers (Cost $1,987,706,812)	7,613,880,262
Cash	475,000,001
Cash held as collateral at broker for futures	57,052,800
Dividends, interest and other receivables	5,957,082
Receivable for Portfolio shares sold	73,142
Securities lending income receivable	1,408
Other assets	33,216

Total assets	8,171,467,395

LIABILITIES
Due to broker for futures variation margin	5,916,479
Payable for return of collateral on securities loaned	3,995,074
Payable for Portfolio shares repurchased	2,852,221
Investment management fees payable	2,823,506
Administrative fees payable	863,737
Distribution fees payable – Class IB	52,958
Accrued expenses	201,920

Total liabilities	16,705,895

Commitments and contingent liabilities^
NET ASSETS	$8,154,761,500

Net assets were comprised of:
Paid in capital	$2,824,578,658
Total distributable earnings (loss)	5,330,182,842

Net assets	$8,154,761,500

Class IB
Net asset value, offering and redemption price per share, $249,352,671 / 8,350,023 shares outstanding (unlimited amount authorized: $0.01 par value)	$29.86

Class K
Net asset value, offering and redemption price per share, $7,905,408,829 / 260,196,273 shares outstanding (unlimited amount authorized: $0.01 par value)	$30.38

(x)	Includes value of securities on loan of $5,812,972.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends ($422,031 of dividend income received from affiliates) (net of $22,988 foreign withholding tax)	$101,843,710
Interest	21,629,591
Securities lending (net)	18,032

Total income	123,491,333

EXPENSES
Investment management fees	32,957,572
Administrative fees	10,150,543
Distribution fees – Class IB	606,201
Printing and mailing expenses	397,075
Professional fees	376,334
Trustees’ fees	278,656
Custodian fees	147,100
Miscellaneous	195,079

Total expenses	45,108,560

NET INVESTMENT INCOME (LOSS)	78,382,773

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($2,642,037 realized gain (loss) from affiliates)	1,022,680,508
Futures contracts	(171,564,012)

Net realized gain (loss)	851,116,496

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(1,758,033) of change in unrealized appreciation (depreciation) from affiliates)	95,582,504
Futures contracts	24,998,972

Net change in unrealized appreciation (depreciation)	120,581,476

NET REALIZED AND UNREALIZED GAIN (LOSS)	971,697,972

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,050,080,745

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$78,382,773	$99,823,511
Net realized gain (loss)	851,116,496	1,376,637,160
Net change in unrealized appreciation (depreciation)	120,581,476	391,132,732

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,050,080,745	1,867,593,403

Distributions to shareholders:
Class IB	(35,071,484)	(40,410,599)
Class K	(1,127,092,909)	(1,336,934,923)

Total distributions to shareholders	(1,162,164,393)	(1,377,345,522)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 691,900 and 759,026 shares, respectively ]	21,160,954	24,676,718
Capital shares issued in reinvestment of dividends and distributions [ 1,154,484 and 1,271,462 shares, respectively ]	35,071,484	40,410,599
Capital shares repurchased [ (1,594,960) and (1,589,598) shares, respectively ]	(49,613,570)	(52,038,400)

Total Class IB transactions	6,618,868	13,048,917

Class K
Capital shares sold [ 8,075,334 and 2,769,451 shares, respectively ]	229,465,223	92,277,192
Capital shares issued in reinvestment of dividends and distributions [ 36,478,711 and 41,450,186 shares, respectively ]	1,127,092,909	1,336,934,923
Capital shares repurchased [ (47,179,989) and (61,766,538) shares, respectively ]	(1,482,299,229)	(2,047,190,900)

Total Class K transactions	(125,741,097)	(617,978,785)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(119,122,229)	(604,929,868)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(231,205,877)	(114,681,987)
NET ASSETS:
Beginning of year	8,385,967,377	8,500,649,364

End of year	$8,154,761,500	$8,385,967,377

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$30.52	$29.17	$24.92	$33.31	$28.90

Income (loss) from investment operations:
Net investment income (loss) (e)	0.22	0.30	0.29	0.22	0.16
Net realized and unrealized gain (loss)	3.82	6.79	5.94	(6.85)	7.72

Total from investment operations	4.04	7.09	6.23	(6.63)	7.88

Less distributions:
Dividends from net investment income	(0.25)	(0.36)	(0.32)	(0.23)	(0.18)
Distributions from net realized gains	(4.45)	(5.38)	(1.66)	(1.53)	(3.29)

Total dividends and distributions	(4.70)	(5.74)	(1.98)	(1.76)	(3.47)

Net asset value, end of year	$29.86	$30.52	$29.17	$24.92	$33.31

Total return	13.33%	23.92%	25.27%	(20.01)%	27.63%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$249,353	$247,132	$223,348	$195,213	$238,308
Ratio of expenses to average net assets (f)	0.80%	0.80%	0.81%	0.80%	0.78%
Ratio of net investment income (loss) to average net assets (f)	0.72%	0.92%	1.05%	0.77%	0.48%
Portfolio turnover rate^	2%	2%	2%	3%	3%

Class K	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$30.97	$29.52	$25.20	$33.66	$29.17

Income (loss) from investment operations:
Net investment income (loss) (e)	0.31	0.39	0.36	0.29	0.24
Net realized and unrealized gain (loss)	3.88	6.89	6.01	(6.91)	7.80

Total from investment operations	4.19	7.28	6.37	(6.62)	8.04

Less distributions:
Dividends from net investment income	(0.33)	(0.45)	(0.39)	(0.31)	(0.26)
Distributions from net realized gains	(4.45)	(5.38)	(1.66)	(1.53)	(3.29)

Total dividends and distributions	(4.78)	(5.83)	(2.05)	(1.84)	(3.55)

Net asset value, end of year	$30.38	$30.97	$29.52	$25.20	$33.66

Total return	13.62%	24.25%	25.55%	(19.80)%	27.92%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$7,905,409	$8,138,835	$8,277,301	$7,271,965	$10,394,162
Ratio of expenses to average net assets (f)	0.55%	0.55%	0.56%	0.55%	0.53%
Ratio of net investment income (loss) to average net assets (f)	0.97%	1.17%	1.30%	1.01%	0.73%
Portfolio turnover rate^	2%	2%	2%	3%	3%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.8%)
Diversified Telecommunication Services (0.3%)
Frontier Communications Parent, Inc.*	53,940	$2,053,496

Entertainment (0.1%)
Warner Music Group Corp., Class A	33,287	1,020,912

Interactive Media & Services (0.5%)
Pinterest, Inc., Class A*	129,225	3,345,635
ZoomInfo Technologies, Inc., Class A*	59,732	607,475

		3,953,110

Media (0.9%)
EchoStar Corp., Class A(x)*	29,343	3,189,584
New York Times Co. (The), Class A	34,774	2,414,011
Nexstar Media Group, Inc., Class A	6,523	1,324,495

		6,928,090

Total Communication Services		13,955,608

Consumer Discretionary (10.5%)
Automobile Components (1.0%)
Autoliv, Inc.	15,274	1,813,024
BorgWarner, Inc.	46,829	2,110,115
Gentex Corp.	46,665	1,085,895
Goodyear Tire & Rubber Co. (The)*	63,323	554,709
Lear Corp.	11,441	1,311,139
Visteon Corp.	5,924	563,372

		7,438,254

Automobiles (0.2%)
Harley-Davidson, Inc.	25,327	518,950
Thor Industries, Inc.	11,700	1,201,239

		1,720,189

Broadline Retail (0.4%)
Macy’s, Inc.	59,074	1,302,582
Ollie’s Bargain Outlet Holdings, Inc.*	13,253	1,452,661

		2,755,243

Diversified Consumer Services (0.9%)
Duolingo, Inc., Class A*	8,688	1,524,744
Graham Holdings Co., Class B	761	836,035
Grand Canyon Education, Inc.*	5,705	948,798
H&R Block, Inc.	27,233	1,186,814
Service Corp. International	31,148	2,428,610

		6,925,001

Hotels, Restaurants & Leisure (2.3%)
Aramark	57,902	2,134,268
Boyd Gaming Corp.	12,671	1,080,076
Cava Group, Inc.(x)*	21,697	1,273,397
Choice Hotels International, Inc.(x)	4,492	427,908
Churchill Downs, Inc.	14,512	1,651,175
Hilton Grand Vacations, Inc.*	12,541	561,210
Hyatt Hotels Corp., Class A(x)	9,322	1,494,503
Planet Fitness, Inc., Class A*	18,022	1,954,846
Texas Roadhouse, Inc., Class A	14,277	2,369,982
Travel + Leisure Co.	14,130	996,589
Vail Resorts, Inc.	8,014	1,064,259
Wingstop, Inc.	6,014	1,434,279
Wyndham Hotels & Resorts, Inc.	16,906	1,277,417

		17,719,909

Household Durables (1.6%)
KB Home	13,401	755,950
Somnigroup International, Inc.	45,897	4,097,684
Taylor Morrison Home Corp., Class A*	21,186	1,247,220
Toll Brothers, Inc.	21,258	2,874,507
TopBuild Corp.*	6,094	2,542,356
Whirlpool Corp.(x)	12,131	875,130

		12,392,847

Leisure Products (0.5%)
Brunswick Corp.	14,561	1,081,009
Mattel, Inc.*	68,334	1,355,746
Polaris, Inc.	11,823	747,805
YETI Holdings, Inc.(x)*	16,130	712,462

		3,897,022

Specialty Retail (3.1%)
Abercrombie & Fitch Co., Class A*	10,211	1,285,259
AutoNation, Inc.*	6,133	1,266,342
Bath & Body Works, Inc.	45,506	913,760
Burlington Stores, Inc.*	13,583	3,923,449
Chewy, Inc., Class A*	48,622	1,606,957
Dick’s Sporting Goods, Inc.	14,426	2,855,915
Five Below, Inc.*	11,931	2,247,323
Floor & Decor Holdings, Inc., Class A*	23,639	1,439,379
GameStop Corp., Class A(x)*	89,627	1,799,710
Gap, Inc. (The)	50,036	1,280,922
Lithia Motors, Inc., Class A	5,323	1,768,993
Murphy USA, Inc.	3,715	1,499,077
Penske Automotive Group, Inc.	4,193	663,710
RH*	3,350	600,152
Valvoline, Inc.*	28,497	828,123

		23,979,071

Textiles, Apparel & Luxury Goods (0.5%)
Capri Holdings Ltd.*	26,138	637,767
Columbia Sportswear Co.(x)	5,467	301,177
Crocs, Inc.*	11,416	976,296
PVH Corp.	10,579	709,005
VF Corp.(x)	72,455	1,309,987

		3,934,232

Total Consumer Discretionary		80,761,768

Consumer Staples (3.9%)
Beverages (0.5%)
Boston Beer Co., Inc. (The), Class A*	1,547	301,866
Celsius Holdings, Inc.*	34,629	1,583,930
Coca-Cola Consolidated, Inc.	12,459	1,909,965

		3,795,761

Consumer Staples Distribution & Retail (2.4%)
Albertsons Cos., Inc., Class A	88,060	1,511,990
BJ’s Wholesale Club Holdings, Inc.*	28,588	2,573,778
Casey’s General Stores, Inc.	8,058	4,453,737
Maplebear, Inc.*	39,708	1,786,066
Performance Food Group Co.*	34,103	3,066,542
Sprouts Farmers Market, Inc.*	20,987	1,672,034
US Foods Holding Corp.*	48,489	3,652,191

		18,716,338

Food Products (0.7%)
Darling Ingredients, Inc.*	34,742	1,250,712
Flowers Foods, Inc.	46,676	507,835

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Ingredion, Inc.	14,367	$1,584,105
Marzetti Co. (The)	4,131	679,219
Pilgrim’s Pride Corp.	9,590	373,914
Post Holdings, Inc.*	10,632	1,053,100

		5,448,885

Personal Care Products (0.3%)
BellRing Brands, Inc.*	26,853	717,781
Coty, Inc., Class A*	78,697	242,387
e.l.f. Beauty, Inc.*	13,004	988,824

		1,948,992

Total Consumer Staples		29,909,976

Energy (3.6%)
Energy Equipment & Services (0.9%)
NOV, Inc.	81,542	1,274,502
TechnipFMC plc	88,151	3,928,009
Valaris Ltd.*	14,346	723,038
Weatherford International plc	15,851	1,240,499

		7,166,048

Oil, Gas & Consumable Fuels (2.7%)
Antero Midstream Corp.	70,857	1,260,546
Antero Resources Corp.*	63,535	2,189,416
Chord Energy Corp.	12,797	1,186,282
Civitas Resources, Inc.	16,923	458,444
CNX Resources Corp.*	28,871	1,061,587
DT Midstream, Inc.	21,816	2,610,939
HF Sinclair Corp.	34,488	1,589,207
Matador Resources Co.	25,803	1,095,079
Murphy Oil Corp.	29,605	925,156
Ovintiv, Inc.	56,315	2,206,985
PBF Energy, Inc., Class A	18,268	495,428
Permian Resources Corp.	151,376	2,123,805
Range Resources Corp.	51,283	1,808,239
Viper Energy, Inc., Class A	35,881	1,386,083

		20,397,196

Total Energy		27,563,244

Financials (15.1%)
Banks (6.1%)
Associated Banc-Corp.	31,028	799,281
Bank OZK	23,620	1,086,992
Cadence Bank	40,896	1,751,985
Columbia Banking System, Inc.	66,074	1,846,768
Comerica, Inc.	28,247	2,455,512
Commerce Bancshares, Inc.	29,650	1,551,881
Cullen/Frost Bankers, Inc.	14,353	1,817,520
East West Bancorp, Inc.	30,923	3,475,436
First Financial Bankshares, Inc.	25,193	752,515
First Horizon Corp.	109,574	2,618,819
Flagstar Bank NA	64,040	806,264
FNB Corp.	80,901	1,383,407
Glacier Bancorp, Inc.	28,339	1,248,333
Hancock Whitney Corp.	18,872	1,201,769
Home BancShares, Inc.	40,996	1,138,869
International Bancshares Corp.	11,147	740,607
Old National Bancorp	76,815	1,713,743
Pinnacle Financial Partners, Inc.	16,935	1,615,768
Prosperity Bancshares, Inc.	21,708	1,500,240
SouthState Bank Corp.	22,639	2,130,556
Synovus Financial Corp.	30,688	1,535,934
Texas Capital Bancshares, Inc.*	9,659	874,526
UMB Financial Corp.	16,013	1,842,135
United Bankshares, Inc.	30,405	1,167,552
Valley National Bancorp	107,423	1,254,701
Webster Financial Corp.	36,317	2,285,792
Western Alliance Bancorp	23,071	1,939,579
Wintrust Financial Corp.	15,509	2,168,468
Zions Bancorp NA	33,079	1,936,445

		46,641,397

Capital Markets (2.9%)
Affiliated Managers Group, Inc.	6,396	1,843,839
Carlyle Group, Inc. (The)	58,719	3,470,880
Evercore, Inc., Class A	8,699	2,959,835
Federated Hermes, Inc., Class B	18,320	953,922
Hamilton Lane, Inc., Class A	9,207	1,236,592
Houlihan Lokey, Inc., Class A	12,703	2,212,736
Janus Henderson Group plc	31,596	1,503,022
Jefferies Financial Group, Inc.	37,266	2,309,374
Morningstar, Inc.	5,259	1,142,833
SEI Investments Co.	22,005	1,804,850
Stifel Financial Corp.	23,836	2,984,744

		22,422,627

Consumer Finance (0.7%)
Ally Financial, Inc.	64,383	2,915,906
FirstCash Holdings, Inc.	9,015	1,436,811
SLM Corp.	47,658	1,289,625

		5,642,342

Financial Services (1.0%)
Essent Group Ltd.	21,136	1,374,051
Euronet Worldwide, Inc.*	9,014	686,056
MGIC Investment Corp.	48,841	1,427,134
Shift4 Payments, Inc., Class A(x)*	14,859	935,671
Voya Financial, Inc.	23,427	1,745,077
WEX, Inc.*	7,775	1,158,320

		7,326,309

Insurance (3.8%)
American Financial Group, Inc.	15,938	2,178,406
Brighthouse Financial, Inc.*	12,865	833,523
CNO Financial Group, Inc.	22,355	949,417
F&G Annuities & Life, Inc.	3,402	104,952
Fidelity National Financial, Inc.	56,710	3,095,799
First American Financial Corp.	22,305	1,370,419
Hanover Insurance Group, Inc. (The)	8,408	1,536,730
Kemper Corp.	13,160	533,506
Kinsale Capital Group, Inc.	4,818	1,884,416
Old Republic International Corp.	52,495	2,395,872
Primerica, Inc.	7,769	2,007,199
Reinsurance Group of America, Inc.	14,676	2,985,979
RenaissanceRe Holdings Ltd.	10,436	2,934,186
RLI Corp.	20,482	1,310,438
Ryan Specialty Holdings, Inc., Class A	25,598	1,321,625
Selective Insurance Group, Inc.	13,562	1,134,733
Unum Group	34,845	2,700,487

		29,277,687

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Annaly Capital Management, Inc. (REIT)	151,518	$3,387,943
Starwood Property Trust, Inc. (REIT)	79,633	1,434,190

		4,822,133

Total Financials		116,132,495

Health Care (8.0%)
Biotechnology (2.3%)
BioMarin Pharmaceutical, Inc.*	42,183	2,506,935
Cytokinetics, Inc.*	26,881	1,708,019
Exelixis, Inc.*	58,119	2,547,356
Halozyme Therapeutics, Inc.*	25,559	1,720,121
Neurocrine Biosciences, Inc.*	21,535	3,054,309
Roivant Sciences Ltd.*	96,579	2,095,764
United Therapeutics Corp.*	9,372	4,566,507

		18,199,011

Health Care Equipment & Supplies (1.3%)
Dentsply Sirona, Inc.	43,953	502,383
Envista Holdings Corp.*	35,137	762,824
Globus Medical, Inc., Class A*	24,266	2,118,664
Haemonetics Corp.*	10,212	818,492
Lantheus Holdings, Inc.*	14,462	962,446
LivaNova plc*	11,967	736,330
Masimo Corp.*	10,287	1,337,927
Penumbra, Inc.*	8,485	2,638,071

		9,877,137

Health Care Providers & Services (1.8%)
Chemed Corp.	2,979	1,274,595
Encompass Health Corp.	21,986	2,333,594
Ensign Group, Inc. (The)	12,313	2,144,924
HealthEquity, Inc.*	18,883	1,729,872
Hims & Hers Health, Inc.(x)*	45,185	1,467,157
Option Care Health, Inc.*	34,323	1,093,531
Tenet Healthcare Corp.*	19,364	3,848,014

		13,891,687

Health Care Technology (0.2%)
Doximity, Inc., Class A*	29,797	1,319,411

Life Sciences Tools & Services (1.8%)
Avantor, Inc.*	149,836	1,717,121
Bio-Rad Laboratories, Inc., Class A*	3,998	1,211,354
Bruker Corp.	24,414	1,150,144
Illumina, Inc.*	33,391	4,379,564
Medpace Holdings, Inc.*	4,813	2,703,221
Repligen Corp.*	11,677	1,913,393
Sotera Health Co.*	45,046	794,611

		13,869,408

Pharmaceuticals (0.6%)
Elanco Animal Health, Inc.(x)*	108,104	2,446,394
Jazz Pharmaceuticals plc*	13,332	2,266,440

		4,712,834

Total Health Care		61,869,488

Industrials (21.4%)
Aerospace & Defense (3.2%)
AeroVironment, Inc.*	6,992	1,691,295
ATI, Inc.*	29,564	3,392,765
BWX Technologies, Inc.	19,922	3,443,318
Carpenter Technology Corp.	10,824	3,407,828
Curtiss-Wright Corp.	8,063	4,444,890
Hexcel Corp.	17,444	1,289,112
Kratos Defense & Security Solutions, Inc.*	36,743	2,789,161
Woodward, Inc.	13,068	3,950,718

		24,409,087

Air Freight & Logistics (0.2%)
GXO Logistics, Inc.*	25,063	1,319,316

Building Products (1.7%)
AAON, Inc.	14,833	1,131,016
Advanced Drainage Systems, Inc.	15,569	2,254,858
Carlisle Cos., Inc.	9,158	2,929,278
Fortune Brands Innovations, Inc.	27,182	1,359,644
Owens Corning	18,195	2,036,202
Simpson Manufacturing Co., Inc.	8,995	1,452,423
Trex Co., Inc.*	23,171	812,839
UFP Industries, Inc.	13,088	1,191,662

		13,167,922

Commercial Services & Supplies (1.4%)
Brink’s Co. (The)	9,035	1,054,656
Clean Harbors, Inc.*	10,986	2,575,997
MSA Safety, Inc.	7,868	1,259,982
RB Global, Inc.	40,390	4,154,919
Tetra Tech, Inc.	56,995	1,911,612

		10,957,166

Construction & Engineering (2.1%)
AECOM	28,882	2,753,321
API Group Corp.*	80,597	3,083,641
Dycom Industries, Inc.*	6,282	2,122,688
Fluor Corp.*	35,471	1,405,716
MasTec, Inc.*	13,393	2,911,236
Sterling Infrastructure, Inc.*	6,659	2,039,186
Valmont Industries, Inc.	4,300	1,729,976

		16,045,764

Electrical Equipment (1.7%)
Acuity, Inc.	6,633	2,388,145
EnerSys	7,989	1,172,386
Nextpower, Inc., Class A*	32,117	2,797,712
nVent Electric plc	35,346	3,604,232
Regal Rexnord Corp.	14,493	2,033,658
Sensata Technologies Holding plc	32,025	1,066,112

		13,062,245

Ground Transportation (1.4%)
Avis Budget Group, Inc.(x)*	3,651	468,496
Knight-Swift Transportation Holdings, Inc., Class A	35,425	1,852,019
Landstar System, Inc.	7,218	1,037,227
Ryder System, Inc.	8,906	1,704,519

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Saia, Inc.*	5,792	$1,891,204
XPO, Inc.*	25,707	3,493,838

		10,447,303

Machinery (4.9%)
AGCO Corp.	13,563	1,414,892
Chart Industries, Inc.*	9,649	1,989,913
CNH Industrial NV	200,575	1,849,302
Crane Co.	10,495	1,935,593
Donaldson Co., Inc.	24,843	2,202,580
Esab Corp.	12,561	1,403,315
Flowserve Corp.	27,767	1,926,475
Graco, Inc.	34,854	2,856,982
ITT, Inc.	18,600	3,227,286
Lincoln Electric Holdings, Inc.	11,941	2,861,541
Middleby Corp. (The)*	10,161	1,510,636
Mueller Industries, Inc.	23,679	2,718,349
Oshkosh Corp.	13,857	1,740,855
RBC Bearings, Inc.*	6,845	3,069,503
SPX Technologies, Inc.*	10,774	2,155,446
Terex Corp.	14,447	771,181
Timken Co. (The)	14,288	1,202,050
Toro Co. (The)	21,702	1,708,381
Watts Water Technologies, Inc., Class A	5,778	1,594,844

		38,139,124

Marine Transportation (0.2%)
Kirby Corp.*	11,811	1,301,336

Passenger Airlines (0.5%)
Alaska Air Group, Inc.*	25,351	1,275,155
American Airlines Group, Inc.*	147,965	2,268,304

		3,543,459

Professional Services (2.6%)
Booz Allen Hamilton Holding Corp.	26,611	2,244,904
CACI International, Inc., Class A*	4,848	2,583,063
Concentrix Corp.	9,804	407,650
ExlService Holdings, Inc.*	32,849	1,394,111
Exponent, Inc.	9,724	675,429
FTI Consulting, Inc.*	6,525	1,114,666
Genpact Ltd.	35,009	1,637,721
KBR, Inc.	28,020	1,126,404
Maximus, Inc.	12,321	1,063,549
Parsons Corp.*	11,621	718,178
Paylocity Holding Corp.*	9,738	1,485,045
Science Applications International Corp.	10,123	1,018,981
TransUnion	42,548	3,648,491
UL Solutions, Inc., Class A	16,300	1,285,418

		20,403,610

Trading Companies & Distributors (1.5%)
Applied Industrial Technologies, Inc.	8,185	2,101,663
Core & Main, Inc., Class A*	41,721	2,168,240
GATX Corp.	7,830	1,327,968
MSC Industrial Direct Co., Inc., Class A	9,938	835,786
Watsco, Inc.	7,694	2,592,493
WESCO International, Inc.	10,674	2,611,287

		11,637,437

Total Industrials		164,433,769

Information Technology (12.7%)
Communications Equipment (1.7%)
Ciena Corp.*	30,830	7,210,212
Lumentum Holdings, Inc.(x)*	15,487	5,708,354

		12,918,566

Electronic Equipment, Instruments & Components (3.4%)
Arrow Electronics, Inc.*	11,499	1,266,960
Avnet, Inc.	18,350	882,268
Belden, Inc.	8,661	1,009,440
Cognex Corp.	36,659	1,318,991
Coherent Corp.*	34,290	6,328,905
Crane NXT Co.	11,059	520,547
Fabrinet*	7,773	3,538,891
Flex Ltd.*	80,826	4,883,507
IPG Photonics Corp.*	5,123	366,807
Littelfuse, Inc.	5,511	1,393,842
Novanta, Inc.*	7,805	928,717
TD SYNNEX Corp.	16,666	2,503,733
Vontier Corp.	32,748	1,217,571

		26,160,179

IT Services (1.2%)
ASGN, Inc.*	9,778	471,006
Kyndryl Holdings, Inc.*	50,306	1,336,127
Okta, Inc.*	36,708	3,174,141
Twilio, Inc., Class A*	33,133	4,712,838

		9,694,112

Semiconductors & Semiconductor Equipment (2.5%)
Allegro MicroSystems, Inc.*	27,018	712,735
Amkor Technology, Inc.	24,964	985,579
Cirrus Logic, Inc.*	10,736	1,272,216
Entegris, Inc.	33,072	2,786,316
Lattice Semiconductor Corp.*	29,599	2,177,894
MACOM Technology Solutions Holdings, Inc.*	13,908	2,382,162
MKS, Inc.	14,596	2,332,441
Onto Innovation, Inc.*	10,579	1,670,001
Rambus, Inc.*	23,231	2,134,696
Silicon Laboratories, Inc.*	7,134	932,414
Synaptics, Inc.*	8,797	651,154
Universal Display Corp.	9,369	1,094,112

		19,131,720

Software (3.3%)
Appfolio, Inc., Class A*	4,862	1,131,144
Bentley Systems, Inc., Class B	32,998	1,259,369
BILL Holdings, Inc.*	19,673	1,072,965
Blackbaud, Inc.*	8,019	507,763
Commvault Systems, Inc.*	9,550	1,197,188
Docusign, Inc.*	43,700	2,989,080
Dolby Laboratories, Inc., Class A	13,038	837,300
Dropbox, Inc., Class A*	38,530	1,071,134
Dynatrace, Inc.*	66,271	2,872,185

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Guidewire Software, Inc.*	18,547	$3,728,132
Manhattan Associates, Inc.*	12,928	2,240,552
Nutanix, Inc., Class A*	58,769	3,037,770
Pegasystems, Inc.	19,746	1,179,231
Qualys, Inc.*	7,604	1,010,572
UiPath, Inc., Class A*	91,745	1,503,701

		25,638,086

Technology Hardware, Storage & Peripherals (0.6%)
Pure Storage, Inc., Class A*	68,137	4,565,860

Total Information Technology		98,108,523

Materials (4.9%)
Chemicals (1.2%)
Ashland, Inc.	9,931	582,652
Avient Corp.	20,155	629,642
Axalta Coating Systems Ltd.*	47,718	1,541,768
Cabot Corp.	12,093	801,524
NewMarket Corp.	1,681	1,155,284
Olin Corp.	26,078	543,205
RPM International, Inc.	28,198	2,932,592
Scotts Miracle-Gro Co. (The)	9,257	540,146
Westlake Corp.(x)	7,539	557,434

		9,284,247

Construction Materials (0.3%)
Eagle Materials, Inc.	6,998	1,446,347
Knife River Corp.*	12,178	856,722

		2,303,069

Containers & Packaging (1.0%)
AptarGroup, Inc.	14,377	1,753,419
Crown Holdings, Inc.	25,059	2,580,325
Graphic Packaging Holding Co.	66,480	1,001,189
Greif, Inc., Class A	5,385	364,565
Silgan Holdings, Inc.	19,131	772,318
Sonoco Products Co.	20,999	916,396

		7,388,212

Metals & Mining (2.3%)
Alcoa Corp.	57,164	3,037,695
Cleveland-Cliffs, Inc.*	123,969	1,646,308
Commercial Metals Co.	23,919	1,655,673
Hecla Mining Co.	146,386	2,809,148
MP Materials Corp.(x)*	29,662	1,498,524
Reliance, Inc.	11,361	3,281,852
Royal Gold, Inc.	17,677	3,929,420

		17,858,620

Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.	13,722	1,108,189

Total Materials		37,942,337

Real Estate (5.8%)
Diversified REITs (0.4%)
WP Carey, Inc. (REIT)	48,180	3,100,865

Health Care REITs (0.7%)
Healthcare Realty Trust, Inc. (REIT), Class A	76,837	1,302,387
Omega Healthcare Investors, Inc. (REIT)	64,278	2,850,087
Sabra Health Care REIT, Inc. (REIT)	52,316	990,865

		5,143,339

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT)	46,775	489,266

Industrial REITs (0.9%)
EastGroup Properties, Inc. (REIT)	11,464	2,042,197
First Industrial Realty Trust, Inc. (REIT)	28,907	1,655,504
Rexford Industrial Realty, Inc. (REIT)	50,550	1,957,296
STAG Industrial, Inc. (REIT)	40,330	1,482,531

		7,137,528

Office REITs (0.5%)
COPT Defense Properties (REIT)	23,289	647,434
Cousins Properties, Inc. (REIT)	34,843	898,253
Kilroy Realty Corp. (REIT)	23,587	881,446
Vornado Realty Trust (REIT)	35,801	1,191,457

		3,618,590

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.*	10,299	3,465,305

Residential REITs (0.7%)
American Homes 4 Rent (REIT), Class A	72,107	2,314,635
Equity LifeStyle Properties, Inc. (REIT)	43,083	2,611,260
Independence Realty Trust, Inc. (REIT)	46,893	819,690

		5,745,585

Retail REITs (0.8%)
Agree Realty Corp. (REIT)	23,969	1,726,487
Brixmor Property Group, Inc. (REIT)	69,593	1,824,728
Kite Realty Group Trust (REIT)	43,665	1,046,650
NNN REIT, Inc. (REIT)	43,190	1,711,620

		6,309,485

Specialized REITs (1.3%)
CubeSmart (REIT)	50,870	1,833,864
EPR Properties (REIT)	16,326	814,667
Gaming and Leisure Properties, Inc. (REIT)	63,670	2,845,412
Lamar Advertising Co. (REIT), Class A	19,117	2,419,830
National Storage Affiliates Trust (REIT)	15,823	446,367
PotlatchDeltic Corp. (REIT)	14,920	593,518
Rayonier, Inc. (REIT)	31,873	690,050

		9,643,708

Total Real Estate		44,653,671

Utilities (3.0%)
Electric Utilities (0.8%)
IDACORP, Inc.	11,780	1,490,877
OGE Energy Corp.	47,767	2,039,651
Portland General Electric Co.	24,911	1,195,479
TXNM Energy, Inc.	21,062	1,240,130

		5,966,137

Gas Utilities (1.0%)
National Fuel Gas Co.	19,502	1,561,330
New Jersey Resources Corp.	22,015	1,015,332

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
ONE Gas, Inc.	12,874	$994,516
Southwest Gas Holdings, Inc.	14,053	1,124,521
Spire, Inc.	12,855	1,063,109
UGI Corp.	46,842	1,753,296

		7,512,104

Independent Power and Renewable Electricity Producers (0.7%)
Ormat Technologies, Inc.	13,218	1,460,193
Talen Energy Corp.*	9,987	3,743,527

		5,203,720

Multi-Utilities (0.2%)
Black Hills Corp.	16,537	1,147,999
Northwestern Energy Group, Inc.	12,965	836,761

		1,984,760

Water Utilities (0.3%)
Essential Utilities, Inc.	62,567	2,400,070

Total Utilities		23,066,791

Total Common Stocks (90.7%) (Cost $465,688,100)		698,397,670

SHORT-TERM INVESTMENTS:
Investment Companies (4.5%)
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	2,449,588	2,449,588
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	32,377,621	32,390,572

Total Investment Companies		34,840,160

Total Short-Term Investments (4.5%) (Cost $34,835,643)		34,840,160

Total Investments in Securities (95.2%) (Cost $500,523,743)		733,237,830
Other Assets Less Liabilities (4.8%)		36,934,562

Net Assets (100%)		$770,172,392

*	Non-income producing.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $20,454,241. This was collateralized by $18,729,170 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.750%, maturing 1/29/26 – 8/15/55 and by cash of $2,449,588 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	217	3/2026	USD	72,156,840	(1,052,472)

					(1,052,472)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$13,955,608	$—	$—	$13,955,608
Consumer Discretionary	80,761,768	—	—	80,761,768
Consumer Staples	29,909,976	—	—	29,909,976
Energy	27,563,244	—	—	27,563,244

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Financials	$116,132,495	$—	$—	$116,132,495
Health Care	61,869,488	—	—	61,869,488
Industrials	164,433,769	—	—	164,433,769
Information Technology	98,108,523	—	—	98,108,523
Materials	37,942,337	—	—	37,942,337
Real Estate	44,653,671	—	—	44,653,671
Utilities	23,066,791	—	—	23,066,791
Short-Term Investments
Investment Companies	34,840,160	—	—	34,840,160

Total Assets	$733,237,830	$—	$—	$733,237,830

Liabilities:
Futures	$(1,052,472)	$—	$—	$(1,052,472)

Total Liabilities	$(1,052,472)	$—	$—	$(1,052,472)

Total	$732,185,358	$—	$—	$732,185,358

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(1,052,472	)*

Total		$(1,052,472)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(25,386,617)	$(25,386,617)

Total	$(25,386,617)	$(25,386,617)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$3,532,076	$3,532,076

Total	$3,532,076	$3,532,076

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$74,175,000
Average notional value of contracts — short	106,024,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$98,657,493
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$205,768,089

During the year ended December 31, 2025, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 26%)*	Net Proceeds of Sales and Redemptions (affiliated 19%)*	Net Realized Gain (Loss)
$25,609,846	$39,623,423	$13,385,219

* Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$275,571,616
Aggregate gross unrealized depreciation	(42,944,795)

Net unrealized appreciation	$232,626,821

Federal income tax cost of investments in securities and derivative instruments, if applicable	$499,558,537

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $500,523,743)	$733,237,830
Cash	36,555,998
Cash held as collateral at broker for futures	5,156,100
Dividends, interest and other receivables	841,096
Receivable for Portfolio shares sold	7,668
Securities lending income receivable	3,929
Other assets	3,183

Total assets	775,805,804

LIABILITIES
Payable for return of collateral on securities loaned	2,449,588
Payable for securities purchased	1,504,427
Due to broker for futures variation margin	832,726
Payable for Portfolio shares repurchased	332,875
Investment management fees payable	298,156
Administrative fees payable	81,945
Distribution fees payable – Class IB	63,056
Accrued expenses	70,639

Total liabilities	5,633,412

Commitments and contingent liabilities^
NET ASSETS	$770,172,392

Net assets were comprised of:
Paid in capital	$565,818,402
Total distributable earnings (loss)	204,353,990

Net assets	$770,172,392

Class IB
Net asset value, offering and redemption price per share, $293,626,544 / 13,414,241 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.89

Class K
Net asset value, offering and redemption price per share, $476,545,848 / 21,397,802 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.27

(x)	Includes value of securities on loan of $20,454,241.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $8,468 foreign withholding tax)	$11,870,358
Interest	1,715,982
Securities lending (net)	42,385

Total income	13,628,725

EXPENSES
Investment management fees	3,527,348
Administrative fees	978,552
Distribution fees – Class IB	745,428
Professional fees	90,273
Custodian fees	66,000
Printing and mailing expenses	52,100
Trustees’ fees	27,623
Recoupment fees	365
Miscellaneous	33,145

Gross expenses	5,520,834
Less: Waiver from investment manager	(72,977)

Net expenses	5,447,857

NET INVESTMENT INCOME (LOSS)	8,180,868

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	62,753,207
Futures contracts	(25,386,617)

Net realized gain (loss)	37,366,590

Change in unrealized appreciation (depreciation) on:
Investments in securities	(24,557,221)
Futures contracts	3,532,076

Net change in unrealized appreciation (depreciation)	(21,025,145)

NET REALIZED AND UNREALIZED GAIN (LOSS)	16,341,445

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,522,313

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,180,868	$9,811,473
Net realized gain (loss)	37,366,590	78,111,831
Net change in unrealized appreciation (depreciation)	(21,025,145)	20,222,906

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24,522,313	108,146,210

Distributions to shareholders:
Class IB	(25,973,297)	(32,236,449)
Class K	(42,591,373)	(53,032,711)

Total distributions to shareholders	(68,564,670)	(85,269,160)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 598,330 and 525,987 shares, respectively ]	13,304,063	12,713,930
Capital shares issued in reinvestment of dividends and distributions [ 1,157,272 and 1,318,487 shares, respectively ]	25,973,297	32,236,449
Capital shares repurchased [ (2,295,250) and (2,511,652) shares, respectively ]	(51,946,189)	(60,823,677)

Total Class IB transactions	(12,668,829)	(15,873,298)

Class K
Capital shares sold [ 407,726 and 165,657 shares, respectively ]	8,669,499	4,038,109
Capital shares issued in reinvestment of dividends and distributions [ 1,865,675 and 2,135,267 shares, respectively ]	42,591,373	53,032,711
Capital shares repurchased [ (3,221,551) and (2,913,329) shares, respectively ]	(73,276,633)	(72,485,961)

Total Class K transactions	(22,015,761)	(15,415,141)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(34,684,590)	(31,288,439)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(78,726,947)	(8,411,389)
NET ASSETS:
Beginning of year	848,899,339	857,310,728

End of year	$770,172,392	$848,899,339

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$23.16	$22.62	$20.34	$24.94	$22.98

Income (loss) from investment operations:
Net investment income (loss) (e)	0.20	0.23	0.22	0.15	0.08
Net realized and unrealized gain (loss)	0.58	2.77	2.91	(4.03)	5.25

Total from investment operations	0.78	3.00	3.13	(3.88)	5.33

Less distributions:
Dividends from net investment income	(0.21)	(0.26)	(0.26)	(0.16)	(0.11)
Distributions from net realized gains	(1.84)	(2.20)	(0.59)	(0.56)	(3.26)

Total dividends and distributions	(2.05)	(2.46)	(0.85)	(0.72)	(3.37)

Net asset value, end of year	$21.89	$23.16	$22.62	$20.34	$24.94

Total return	3.31%	12.88%	15.44%	(15.50)%	23.63%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$293,627	$323,181	$330,710	$319,557	$427,324
Ratio of expenses to average net assets:
After waivers (f)	0.85%	0.85%	0.85%	0.85%	0.84%
Before waivers (f)	0.86%	0.86%	0.86%	0.85%	0.84%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.89%	0.97%	1.04%	0.70%	0.32%
Before waivers (f)	0.88%	0.96%	1.03%	0.70%	0.32%
Portfolio turnover rate^	14%	15%	18%	19%	17%

Class K	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$23.53	$22.94	$20.61	$25.27	$23.23

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26	0.30	0.28	0.22	0.15
Net realized and unrealized gain (loss)	0.59	2.81	2.95	(4.10)	5.32

Total from investment operations	0.85	3.11	3.23	(3.88)	5.47

Less distributions:
Dividends from net investment income	(0.27)	(0.32)	(0.31)	(0.22)	(0.17)
Distributions from net realized gains	(1.84)	(2.20)	(0.59)	(0.56)	(3.26)

Total dividends and distributions	(2.11)	(2.52)	(0.90)	(0.78)	(3.43)

Net asset value, end of year	$22.27	$23.53	$22.94	$20.61	$25.27

Total return	3.55%	13.17%	15.74%	(15.32)%	24.00%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$476,546	$525,718	$526,601	$521,449	$497,765
Ratio of expenses to average net assets:
After waivers (f)	0.60%	0.60%	0.60%	0.60%	0.59%
Before waivers (f)	0.61%	0.61%	0.61%	0.60%	0.59%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.14%	1.22%	1.29%	0.98%	0.56%
Before waivers (f)	1.13%	1.21%	1.28%	0.98%	0.56%
Portfolio turnover rate^	14%	15%	18%	19%	17%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.5%)
Diversified Telecommunication Services (0.5%)
Anterix, Inc.*	11,883	$259,406
ATN International, Inc.	9,542	217,557
Bandwidth, Inc., Class A*	31,344	484,265
Cogent Communications Holdings, Inc.(x)	53,455	1,152,490
Globalstar, Inc.*	54,218	3,309,467
IDT Corp., Class B	17,770	910,002
Liberty Latin America Ltd., Class A*	30,523	225,565
Liberty Latin America Ltd., Class C*	142,906	1,066,079
Lumen Technologies, Inc.*	1,030,724	8,008,725
Shenandoah Telecommunications Co.	53,353	616,760
Uniti Group, Inc.	179,168	1,255,968

		17,506,284

Entertainment (0.5%)
AMC Entertainment Holdings, Inc., Class A(x)*	551,139	859,777
Atlanta Braves Holdings, Inc., Class A(x)*	7,565	321,437
Atlanta Braves Holdings, Inc., Class C*	48,797	1,925,042
Cinemark Holdings, Inc.	112,243	2,608,527
CuriosityStream, Inc.	36,863	140,079
Eventbrite, Inc., Class A*	77,261	343,812
Gaia, Inc., Class A*	16,640	60,403
Golden Matrix Group, Inc.(x)*	21,703	17,380
IMAX Corp.*	47,403	1,752,015
Lionsgate Studios Corp.*	221,954	2,026,440
Madison Square Garden Entertainment Corp., Class A*	42,937	2,313,875
Marcus Corp. (The)	23,345	362,081
Playstudios, Inc.*	101,675	66,241
Playtika Holding Corp.	64,785	255,901
Reservoir Media, Inc.(x)*	22,437	169,848
Sphere Entertainment Co.(x)*	30,090	2,860,957
Starz Entertainment Corp.	14,880	174,096
Vivid Seats, Inc., Class A(x)*	3,921	28,270

		16,286,181

Interactive Media & Services (0.5%)
Angi, Inc., Class A*	38,694	500,313
Arena Group Holdings, Inc. (The)(x)*	13,908	55,632
Bumble, Inc., Class A*	85,680	305,878
Cargurus, Inc., Class A*	88,818	3,406,170
Cars.com, Inc.*	57,708	704,038
EverQuote, Inc., Class A*	31,770	857,790
fuboTV, Inc.*	371,304	935,686
Getty Images Holdings, Inc.(x)*	118,834	159,238
Grindr, Inc.*	34,385	465,573
MediaAlpha, Inc., Class A*	38,585	499,676
Nextdoor Holdings, Inc.*	239,081	502,070
QuinStreet, Inc.*	60,023	862,531
Rumble, Inc.(x)*	119,935	757,989
Shutterstock, Inc.	25,005	477,596
Teads Holding Co.(x)*	44,896	31,602
Travelzoo*	6,847	48,751
TripAdvisor, Inc.(x)*	123,543	1,798,786
TrueCar, Inc.*	100,496	227,121
Webtoon Entertainment, Inc.(x)*	20,948	272,952
Yelp, Inc., Class A*	65,029	1,976,231
Ziff Davis, Inc.*	43,653	1,534,403
ZipRecruiter, Inc., Class A*	64,357	250,992

		16,631,018

Media (0.9%)
Advantage Solutions, Inc.(x)*	120,461	106,006
AMC Networks, Inc., Class A*	32,072	305,325
Boston Omaha Corp., Class A(x)*	26,286	325,158
Cable One, Inc.	5,676	640,537
EchoStar Corp., Class A(x)*	146,611	15,936,616
Emerald Holding, Inc.(x)	19,145	85,578
Entravision Communications Corp., Class A	73,253	214,631
EW Scripps Co. (The), Class A*	69,908	278,933
Gambling.com Group Ltd.*	19,934	108,840
Gray Media, Inc.	94,149	455,681
Ibotta, Inc., Class A(x)*	15,258	346,814
iHeartMedia, Inc., Class A*	135,639	564,258
John Wiley & Sons, Inc., Class A	43,782	1,341,043
Magnite, Inc.*	151,168	2,453,457
National CineMedia, Inc.	75,428	293,415
Newsmax, Inc., Class B(x)*	50,097	387,250
Nexxen International Ltd.*	34,084	222,909
Optimum Communications, Inc., Class A*	300,164	495,270
PubMatic, Inc., Class A*	40,830	362,162
Scholastic Corp.	22,807	675,771
Sinclair, Inc.	41,029	627,744
Stagwell, Inc., Class A(x)*	121,161	592,477
TechTarget, Inc.*	30,489	164,641
TEGNA, Inc.	173,942	3,376,214
Thryv Holdings, Inc.*	43,344	262,231
USA TODAY Co., Inc.(x)*	152,166	783,655

		31,406,616

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	87,046	405,634
Spok Holdings, Inc.	22,809	300,851
Telephone and Data Systems, Inc.	107,212	4,395,692

		5,102,177

Total Communication Services		86,932,276

Consumer Discretionary (8.1%)
Automobile Components (1.0%)
Adient plc*	87,957	1,686,136
American Axle & Manufacturing Holdings, Inc.(x)*	124,827	800,141
Cooper-Standard Holdings, Inc.*	17,448	572,818
Dana, Inc.	127,483	3,028,996
Dorman Products, Inc.*	29,866	3,679,192
Fox Factory Holding Corp.*	46,870	801,946
Garrett Motion, Inc.	171,719	2,993,062
Gentherm, Inc.*	32,245	1,172,751
Goodyear Tire & Rubber Co. (The)*	297,315	2,604,479
Holley, Inc.*	80,687	333,237
LCI Industries	25,623	3,109,095
Motorcar Parts of America, Inc.*	15,048	185,692
Patrick Industries, Inc.	35,265	3,823,784
Phinia, Inc.	41,249	2,585,900

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Solid Power, Inc.(x)*	164,557	$699,367
Standard Motor Products, Inc.	23,409	862,622
Strattec Security Corp.*	4,369	332,656
Visteon Corp.	29,737	2,827,989
XPEL, Inc.(m)*	27,429	1,368,981

		33,468,844

Automobiles (0.0%)†
Faraday Future Intelligent Electric, Inc., Class A(x)*	157,258	160,403
Livewire Group, Inc.(x)*	40,802	180,345
Winnebago Industries, Inc.	29,588	1,198,906

		1,539,654

Broadline Retail (0.1%)
Groupon, Inc.*	29,200	514,212
Kohl’s Corp.	117,943	2,407,216
Savers Value Village, Inc.*	42,958	401,228

		3,322,656

Distributors (0.1%)
GigaCloud Technology, Inc., Class A(x)*	26,509	1,041,273
Gold.com, Inc.	20,404	694,756
Weyco Group, Inc.	6,830	208,930

		1,944,959

Diversified Consumer Services (1.0%)
Adtalem Global Education, Inc.*	38,801	4,014,739
American Public Education, Inc.*	18,646	704,819
Carriage Services, Inc., Class A	15,132	640,084
Coursera, Inc.*	154,743	1,138,909
Driven Brands Holdings, Inc.(x)*	65,728	974,089
European Wax Center, Inc., Class A*	34,493	124,175
Frontdoor, Inc.*	79,339	4,577,067
Graham Holdings Co., Class B	3,484	3,827,522
KinderCare Learning Cos., Inc.*	36,501	157,684
Laureate Education, Inc.*	137,995	4,646,292
Lincoln Educational Services Corp.*	31,603	763,212
Matthews International Corp., Class A(x)	32,694	853,967
McGraw Hill, Inc.*	30,878	509,487
Mister Car Wash, Inc.*	113,244	629,637
Nerdy, Inc.(x)*	72,459	75,357
OneSpaWorld Holdings Ltd.	109,183	2,264,455
Perdoceo Education Corp.	72,734	2,133,288
Phoenix Education Partners, Inc.*	4,339	131,472
Strategic Education, Inc.	25,173	2,018,875
Stride, Inc.*	46,155	2,996,844
Udemy, Inc.*	100,996	590,827
Universal Technical Institute, Inc.*	50,174	1,311,047
Zspace, Inc.(x)*	2,748	1,294

		35,085,142

Hotels, Restaurants & Leisure (1.5%)
Accel Entertainment, Inc., Class A*	57,361	654,489
Bally’s Corp.*	11,098	183,339
Biglari Holdings, Inc., Class B*	810	269,268
BJ’s Restaurants, Inc.*	22,381	881,811
Black Rock Coffee Bar, Inc., Class A*	10,400	231,400
Bloomin’ Brands, Inc.	88,231	544,385
Brightstar Lottery plc	113,030	1,749,704
Brinker International, Inc.*	47,897	6,874,177
Cheesecake Factory, Inc. (The)(x)	50,200	2,534,096
Cracker Barrel Old Country Store, Inc.(x)	24,316	617,626
Dave & Buster’s Entertainment, Inc.(x)*	28,349	459,537
Denny’s Corp.*	57,432	357,227
Dine Brands Global, Inc.(x)	15,873	510,158
El Pollo Loco Holdings, Inc.*	30,018	313,988
First Watch Restaurant Group, Inc.*	58,737	885,754
Genius Sports Ltd.*	236,225	2,603,200
Global Business Travel Group I(x)*	137,910	1,055,012
Golden Entertainment, Inc.	20,701	562,860
Hilton Grand Vacations, Inc.*	65,966	2,951,979
Inspired Entertainment, Inc.*	28,720	268,819
Jack in the Box, Inc.(x)	19,430	368,199
Krispy Kreme, Inc.(x)	89,755	360,815
Kura Sushi USA, Inc., Class A(x)*	7,356	384,940
Life Time Group Holdings, Inc.*	163,181	4,337,351
Lindblad Expeditions Holdings, Inc.*	42,740	616,311
Marriott Vacations Worldwide Corp.(x)	30,069	1,734,681
Monarch Casino & Resort, Inc.	13,981	1,337,982
Nathan’s Famous, Inc.	3,018	282,394
Navan, Inc., Class A*	39,480	674,318
Papa John’s International, Inc.	35,276	1,357,773
Portillo’s, Inc., Class A(x)*	66,385	301,388
Pursuit Attractions and Hospitality, Inc.*	22,674	763,660
RCI Hospitality Holdings, Inc.(x)	9,441	225,073
Red Rock Resorts, Inc., Class A	52,491	3,251,818
Rush Street Interactive, Inc.*	99,351	1,930,390
Sabre Corp.*	382,866	520,698
Serve Robotics, Inc.(x)*	67,486	700,505
Shake Shack, Inc., Class A*	41,975	3,407,111
Six Flags Entertainment Corp.(x)*	103,404	1,586,217
Super Group SGHC Ltd.	172,239	2,058,256
Sweetgreen, Inc., Class A(x)*	112,804	762,555
Target Hospitality Corp.*	32,779	262,560
United Parks & Resorts, Inc.(x)*	28,832	1,046,602
Xponential Fitness, Inc., Class A*	32,608	268,364

		53,048,790

Household Durables (1.5%)
Bassett Furniture Industries, Inc.	6,743	113,013
Beazer Homes USA, Inc.*	31,178	631,978
Cavco Industries, Inc.*	8,421	4,974,622
Century Communities, Inc.	27,817	1,650,939
Champion Homes, Inc.*	61,134	5,165,823
Cricut, Inc., Class A	53,239	263,533
Dream Finders Homes, Inc., Class A*	31,499	538,633
Ethan Allen Interiors, Inc.	23,704	541,399
Flexsteel Industries, Inc.	4,414	174,309
Green Brick Partners, Inc.*	33,759	2,115,339
Hamilton Beach Brands Holding Co., Class A	9,577	157,542
Helen of Troy Ltd.*	24,984	530,910
Hovnanian Enterprises, Inc., Class A*	5,363	523,107
Installed Building Products, Inc.(x)	25,082	6,506,020
KB Home	68,261	3,850,603
La-Z-Boy, Inc.	44,712	1,666,416
Legacy Housing Corp.*	10,136	197,855

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Leggett & Platt, Inc.	141,789	$1,559,679
LGI Homes, Inc.*	21,721	933,134
Lovesac Co. (The)*	16,699	246,310
M/I Homes, Inc.*	28,283	3,618,810
Meritage Homes Corp.	74,659	4,912,562
Sonos, Inc.*	129,175	2,268,313
Taylor Morrison Home Corp., Class A*	103,358	6,084,685
Traeger, Inc.*	41,969	45,326
Tri Pointe Homes, Inc.*	91,297	2,873,117

		52,143,977

Leisure Products (0.4%)
Acushnet Holdings Corp.	29,753	2,374,884
American Outdoor Brands, Inc.(x)*	12,595	97,359
Clarus Corp.	35,111	117,622
Escalade, Inc.	11,574	156,133
Funko, Inc., Class A*	37,937	128,986
JAKKS Pacific, Inc.	10,651	179,789
Johnson Outdoors, Inc., Class A	5,960	253,002
Latham Group, Inc.*	53,484	339,623
Malibu Boats, Inc., Class A*	20,037	565,244
Marine Products Corp.	10,495	91,936
MasterCraft Boat Holdings, Inc.*	15,911	300,877
Peloton Interactive, Inc., Class A*	422,399	2,601,978
Polaris, Inc.(x)	57,686	3,648,640
Smith & Wesson Brands, Inc.	46,159	455,589
Sturm Ruger & Co., Inc.	15,189	495,921
Topgolf Callaway Brands Corp.*	141,925	1,656,265

		13,463,848

Specialty Retail (2.0%)
1-800-Flowers.com, Inc., Class A(x)*	29,659	116,560
Abercrombie & Fitch Co., Class A*	50,342	6,336,548
Academy Sports & Outdoors, Inc.	71,789	3,586,579
Advance Auto Parts, Inc.(x)	64,820	2,547,426
American Eagle Outfitters, Inc.	172,472	4,548,087
America’s Car-Mart, Inc.(x)*	8,812	222,591
Arhaus, Inc., Class A*	53,079	595,016
Arko Corp.(x)	78,444	356,136
Asbury Automotive Group, Inc.*	21,012	4,885,920
BARK, Inc.(x)*	118,757	71,551
Barnes & Noble Education, Inc.(x)*	16,981	156,055
Bed Bath & Beyond, Inc.*	73,922	403,614
Boot Barn Holdings, Inc.*	33,253	5,868,157
Buckle, Inc. (The)	34,154	1,824,507
Build-A-Bear Workshop, Inc.(x)	13,274	813,298
Caleres, Inc.	37,948	461,827
Camping World Holdings, Inc., Class A	66,131	643,455
Citi Trends, Inc.*	5,818	241,796
Designer Brands, Inc., Class A(x)	39,870	296,234
Envela Corp.*	5,332	71,342
EVgo, Inc., Class A*	149,085	433,837
Genesco, Inc.*	10,683	264,618
Group 1 Automotive, Inc.	13,313	5,236,003
Haverty Furniture Cos., Inc.	13,643	318,701
J Jill, Inc.	8,620	118,266
Lands’ End, Inc.*	9,972	144,793
MarineMax, Inc.*	19,894	482,032
Monro, Inc.	31,457	630,398
National Vision Holdings, Inc.*	84,324	2,177,246
OneWater Marine, Inc., Class A(x)*	14,394	155,743
Outdoor Holding Co.(x)*	84,109	143,826
Petco Health & Wellness Co., Inc., Class A(x)*	89,559	251,661
RealReal, Inc. (The)*	106,210	1,675,994
Revolve Group, Inc., Class A*	44,242	1,335,666
Sally Beauty Holdings, Inc.*	107,400	1,531,524
Shoe Carnival, Inc.	20,847	351,897
Signet Jewelers Ltd.	43,293	3,588,124
Sleep Number Corp.(x)*	18,570	157,102
Sonic Automotive, Inc., Class A	16,194	1,001,761
Stitch Fix, Inc., Class A*	125,393	658,313
ThredUp, Inc., Class A*	106,171	678,433
Torrid Holdings, Inc.(x)*	27,206	26,618
Upbound Group, Inc.	55,109	967,714
Urban Outfitters, Inc.*	66,193	4,981,685
Victoria’s Secret & Co.*	74,936	4,059,283
Warby Parker, Inc., Class A*	106,149	2,312,987
Winmark Corp.	3,165	1,281,635
Zumiez, Inc.*	13,406	349,226

		69,361,785

Textiles, Apparel & Luxury Goods (0.5%)
Capri Holdings Ltd.*	125,641	3,065,640
Carter’s, Inc.	39,029	1,265,711
Ermenegildo Zegna NV(x)	64,221	658,265
Figs, Inc., Class A*	94,911	1,078,189
G-III Apparel Group Ltd.	39,323	1,138,794
Kontoor Brands, Inc.	59,476	3,633,389
Lakeland Industries, Inc.(x)	9,964	88,082
Movado Group, Inc.	17,050	351,571
Oxford Industries, Inc.(x)	14,827	507,083
Rocky Brands, Inc.	8,767	257,136
Steven Madden Ltd.	77,587	3,230,723
Superior Group of Cos., Inc.	15,438	149,440
Wolverine World Wide, Inc.	86,216	1,564,820

		16,988,843

Total Consumer Discretionary		280,368,498

Consumer Staples (1.7%)
Beverages (0.1%)
MGP Ingredients, Inc.	16,125	391,838
National Beverage Corp.*	25,652	818,042
Vita Coco Co., Inc. (The)*	51,504	2,730,227
Zevia PBC, Class A*	60,026	139,260

		4,079,367

Consumer Staples Distribution & Retail (0.4%)
Andersons, Inc. (The)	35,244	1,873,923
Chefs’ Warehouse, Inc. (The)*	39,356	2,453,059
Grocery Outlet Holding Corp.(x)*	99,606	1,006,021
HF Foods Group, Inc.*	48,544	104,370
Ingles Markets, Inc., Class A	16,211	1,111,264
Natural Grocers by Vitamin Cottage, Inc.	14,921	373,771
PriceSmart, Inc.	27,884	3,420,530
United Natural Foods, Inc.*	64,723	2,179,223
Village Super Market, Inc., Class A	10,042	355,437
Weis Markets, Inc.	14,818	949,686

		13,827,284

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Food Products (0.7%)
Alico, Inc.	6,648	$241,854
B&G Foods, Inc.(x)	89,935	386,720
Beyond Meat, Inc.(x)*	402,174	329,783
BRC, Inc., Class A(x)*	103,012	114,343
Calavo Growers, Inc.	16,997	369,685
Cal-Maine Foods, Inc.	47,902	3,811,562
Dole plc	88,700	1,329,613
Forafric Global plc(x)*	6,009	66,279
Fresh Del Monte Produce, Inc.	35,872	1,278,119
Hain Celestial Group, Inc. (The)*	104,552	111,871
J & J Snack Foods Corp.	16,705	1,509,631
John B Sanfilippo & Son, Inc.	8,286	584,992
Lifeway Foods, Inc.*	6,509	157,713
Limoneira Co.	19,119	241,377
Mama’s Creations, Inc.*	38,542	519,932
Marzetti Co. (The)	21,742	3,574,820
Mission Produce, Inc.*	48,528	562,925
Seneca Foods Corp., Class A*	4,901	542,198
Simply Good Foods Co. (The)*	99,515	1,998,261
SunOpta, Inc.*	111,633	424,205
Tootsie Roll Industries, Inc.	18,904	692,454
TreeHouse Foods, Inc.*	55,311	1,304,786
Utz Brands, Inc.	77,400	803,412
Vital Farms, Inc.*	36,656	1,170,793
Westrock Coffee Co.(x)*	43,585	177,391

		22,304,719

Household Products (0.2%)
Central Garden & Pet Co.(x)*	8,898	286,071
Central Garden & Pet Co., Class A*	54,615	1,594,212
Energizer Holdings, Inc.	67,463	1,341,839
Oil-Dri Corp. of America	10,708	524,050
Spectrum Brands Holdings, Inc.	25,406	1,500,986
WD-40 Co.	14,668	2,888,129

		8,135,287

Personal Care Products (0.2%)
Beauty Health Co. (The)*	129,061	179,395
Edgewell Personal Care Co.	47,180	804,419
FitLife Brands, Inc.(x)*	2,580	41,977
Herbalife Ltd.*	110,829	1,428,586
Honest Co., Inc. (The)(x)*	108,836	280,797
Interparfums, Inc.	19,756	1,675,901
Lifevantage Corp.(x)	11,931	73,495
Medifast, Inc.(x)*	13,678	146,081
Nature’s Sunshine Products, Inc.*	17,120	369,449
Nu Skin Enterprises, Inc., Class A	51,018	490,793
Olaplex Holdings, Inc.(x)*	164,306	220,170
USANA Health Sciences, Inc.*	12,922	253,659
Waldencast plc, Class A(x)*	43,957	82,639

		6,047,361

Tobacco (0.1%)
Ispire Technology, Inc.(x)*	24,528	68,678
Turning Point Brands, Inc.	18,756	2,033,151
Universal Corp.	25,879	1,365,117

		3,466,946

Total Consumer Staples		57,860,964

Energy (4.4%)
Energy Equipment & Services (1.6%)
Archrock, Inc.	185,195	4,818,774
Atlas Energy Solutions, Inc.(x)	84,628	797,196
Borr Drilling Ltd.(x)	283,993	1,144,492
Bristow Group, Inc., Class A*	31,273	1,145,217
Cactus, Inc., Class A	74,394	3,398,318
Core Laboratories, Inc.	50,922	816,280
DMC Global, Inc.*	23,670	158,352
Energy Services of America Corp.(x)	13,191	107,771
Expro Group Holdings NV*	96,990	1,294,817
Flowco Holdings, Inc., Class A	21,469	402,329
Forum Energy Technologies, Inc.*	10,677	394,515
Helix Energy Solutions Group, Inc.*	147,214	923,032
Helmerich & Payne, Inc.	104,943	3,009,765
Innovex International, Inc.*	41,749	913,051
Kodiak Gas Services, Inc.	91,528	3,423,147
Liberty Energy, Inc., Class A	171,210	3,160,537
Mammoth Energy Services, Inc.*	24,737	45,763
Nabors Industries Ltd.*	14,971	812,925
National Energy Services Reunited Corp.*	67,596	1,058,553
Natural Gas Services Group, Inc.	10,347	348,177
Noble Corp. plc(x)	137,042	3,870,066
Oceaneering International, Inc.*	105,236	2,528,821
Oil States International, Inc.*	67,058	453,983
Patterson-UTI Energy, Inc.	376,404	2,299,828
ProFrac Holding Corp., Class A(x)*	31,309	121,792
ProPetro Holding Corp.*	86,761	825,097
Ranger Energy Services, Inc., Class A	20,230	282,815
RPC, Inc.	92,637	503,945
SEACOR Marine Holdings, Inc.*	23,985	144,390
Seadrill Ltd.*	68,402	2,366,709
Select Water Solutions, Inc., Class A	101,617	1,069,011
Solaris Energy Infrastructure, Inc., Class A	45,795	2,105,196
TETRA Technologies, Inc.*	136,797	1,281,788
Tidewater, Inc.*	53,318	2,693,092
Transocean Ltd.*	999,852	4,129,389
Valaris Ltd.*	67,908	3,422,563

		56,271,496

Oil, Gas & Consumable Fuels (2.8%)
Ardmore Shipping Corp.	35,137	372,101
BKV Corp.*	23,900	648,885
California Resources Corp.	79,395	3,549,750
Calumet, Inc.(x)*	73,232	1,455,120
Centrus Energy Corp., Class A(x)*	18,213	4,421,388
Clean Energy Fuels Corp.*	185,122	388,756
CNX Resources Corp.*	141,094	5,188,026
Comstock Resources, Inc.(x)*	79,958	1,853,426
Core Natural Resources, Inc.	55,109	4,877,698
Crescent Energy Co., Class A	252,702	2,120,170
CVR Energy, Inc.*	34,637	881,165
Delek US Holdings, Inc.	64,061	1,900,049
DHT Holdings, Inc.	143,945	1,757,568
Diversified Energy Co.	68,457	991,257
Dorian LPG Ltd.	41,102	1,000,423
Empire Petroleum Corp.(x)*	15,080	45,843
Encore Energy Corp.(x)*	196,635	487,655
Energy Fuels, Inc.(x)*	246,758	3,587,861

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Epsilon Energy Ltd.	18,249	$84,675
Evolution Petroleum Corp.(x)	35,253	124,796
Excelerate Energy, Inc., Class A	24,581	689,497
FLEX LNG Ltd.	33,388	833,031
FutureFuel Corp.	29,530	94,201
Gevo, Inc.*	262,494	524,988
Golar LNG Ltd.	105,456	3,924,018
Granite Ridge Resources, Inc.(x)	61,021	286,799
Green Plains, Inc.*	74,302	728,160
Gulfport Energy Corp.*	17,240	3,585,748
HighPeak Energy, Inc.(x)	20,789	98,540
Infinity Natural Resources, Inc., Class A*	16,711	246,153
International Seaways, Inc.	43,540	2,113,867
Kinetik Holdings, Inc., Class A(x)	47,714	1,720,090
Kolibri Global Energy, Inc.*	28,287	111,168
Kosmos Energy Ltd.(x)*	542,428	492,199
Lightbridge Corp.(x)*	28,480	359,987
Magnolia Oil & Gas Corp., Class A	196,266	4,296,263
Murphy Oil Corp.	146,428	4,575,875
NACCO Industries, Inc., Class A	4,787	234,754
Navigator Holdings Ltd.	32,413	561,393
New Fortress Energy, Inc.(x)*	196,599	224,123
NextDecade Corp.(x)*	146,230	770,632
NextNRG, Inc.(x)*	13,981	20,272
Nordic American Tankers Ltd.(x)	216,367	744,302
Northern Oil & Gas, Inc.(x)	103,222	2,216,176
OPAL Fuels, Inc., Class A*	20,449	48,157
Par Pacific Holdings, Inc.*	54,174	1,903,674
PBF Energy, Inc., Class A	90,656	2,458,591
Peabody Energy Corp.	132,342	3,930,557
Prairie Operating Co.(x)*	23,685	40,028
PrimeEnergy Resources Corp.(x)*	269	45,999
REX American Resources Corp.*	30,624	989,768
Riley Exploration Permian, Inc.	15,139	399,670
Sable Offshore Corp.(x)*	86,647	781,556
SandRidge Energy, Inc.	41,556	599,653
Scorpio Tankers, Inc.	48,794	2,480,199
SFL Corp. Ltd.(x)	133,575	1,043,221
SM Energy Co.	122,808	2,296,510
Summit Midstream Corp.*	10,745	286,677
Talos Energy, Inc.*	142,138	1,566,361
Teekay Corp. Ltd.	61,746	557,566
Teekay Tankers Ltd., Class A	25,488	1,361,569
Uranium Energy Corp.(x)*	515,463	6,020,608
VAALCO Energy, Inc.	120,754	439,545
Verde Clean Fuels, Inc.(x)*	4,626	9,529
Vitesse Energy, Inc.(x)	30,707	591,417
W&T Offshore, Inc.(x)	110,919	180,798
World Kinect Corp.	58,520	1,371,124
XCF Global, Inc., Class A(x)*	49,953	13,637

		94,605,262

Total Energy		150,876,758

Financials (16.0%)
Banks (8.9%)
1st Source Corp.	20,370	1,272,921
ACNB Corp.	11,670	564,244
Amalgamated Financial Corp.	24,982	800,173
Amerant Bancorp, Inc., Class A	38,109	743,507
Ameris Bancorp	71,775	5,330,729
Ames National Corp.(x)	11,527	264,660
Arrow Financial Corp.	17,455	548,087
Associated Banc-Corp.	179,181	4,615,703
Atlantic Union Bankshares Corp.	153,922	5,433,447
Avidbank Holdings, Inc.*	2,325	61,752
Axos Financial, Inc.*	59,048	5,087,576
Banc of California, Inc.	138,847	2,678,359
BancFirst Corp.	22,625	2,398,702
Bancorp, Inc. (The)*	45,825	3,094,104
Bank First Corp.	10,030	1,221,855
Bank of Hawaii Corp.	42,321	2,893,487
Bank of Marin Bancorp	15,662	407,369
Bank of NT Butterfield & Son Ltd. (The)	45,437	2,263,671
Bank7 Corp.	5,328	218,341
BankFinancial Corp.	7,555	90,660
BankUnited, Inc.	81,860	3,648,500
Bankwell Financial Group, Inc.	7,468	342,184
Banner Corp.	36,609	2,293,920
Bar Harbor Bankshares	17,637	547,629
BayCom Corp.	12,351	363,119
BCB Bancorp, Inc.	18,122	146,245
Beacon Financial Corp.	89,556	2,361,592
Blue Foundry Bancorp*	17,717	220,222
Blue Ridge Bankshares, Inc.	67,345	287,563
Bridgewater Bancshares, Inc.*	23,322	408,835
Burke & Herbert Financial Services Corp.	14,830	924,057
Business First Bancshares, Inc.	30,408	794,865
BV Financial, Inc.*	8,686	157,564
Byline Bancorp, Inc.	33,035	962,970
C&F Financial Corp.	3,251	235,990
Cadence Bank	201,965	8,652,181
California Bancorp	24,401	455,567
Camden National Corp.	18,620	807,736
Capital Bancorp, Inc.	13,624	383,788
Capital City Bank Group, Inc.	14,845	631,952
Capitol Federal Financial, Inc.	135,356	921,774
Carter Bankshares, Inc.*	24,626	484,147
Cathay General Bancorp	72,264	3,496,855
CB Financial Services, Inc.(x)	4,569	159,275
Central Pacific Financial Corp.	28,304	881,953
CF Bankshares, Inc.	3,592	89,620
Chain Bridge Bancorp, Inc., Class A*	2,125	73,610
Chemung Financial Corp.	3,855	215,109
ChoiceOne Financial Services, Inc.	16,256	479,877
Citizens & Northern Corp.	18,456	372,258
Citizens Community Bancorp, Inc.	8,082	144,021
Citizens Financial Services, Inc.	5,507	314,009
City Holding Co.	15,149	1,805,761
Civista Bancshares, Inc.	21,162	470,220
CNB Financial Corp.	30,582	800,331
Coastal Financial Corp.*	13,886	1,591,197
CoastalSouth Bancshares, Inc.*	3,174	73,795
Colony Bankcorp, Inc.	19,211	342,340
Columbia Financial, Inc.*	31,471	489,059
Commercial Bancgroup, Inc.*	5,406	132,771
Community Financial System, Inc.	57,226	3,287,061
Community Trust Bancorp, Inc.	16,634	939,821
Community West Bancshares	19,609	441,202
ConnectOne Bancorp, Inc.	51,287	1,344,745
Customers Bancorp, Inc.*	34,410	2,516,059

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
CVB Financial Corp.	140,878	$2,620,331
Dime Community Bancshares, Inc.	42,705	1,284,993
Eagle Bancorp Montana, Inc.	7,144	142,166
Eagle Bancorp, Inc.	31,072	665,562
Eagle Financial Services, Inc.	3,963	157,708
Eastern Bankshares, Inc.	239,773	4,419,016
ECB Bancorp, Inc.(x)*	6,280	109,209
Enterprise Financial Services Corp.	39,606	2,138,724
Equity Bancshares, Inc., Class A	16,365	730,697
Esquire Financial Holdings, Inc.	8,008	817,377
Farmers & Merchants Bancorp, Inc.	14,808	366,054
Farmers National Banc Corp.	38,155	508,225
FB Bancorp, Inc.*	20,253	260,251
FB Financial Corp.	44,895	2,505,141
Fidelity D&D Bancorp, Inc.	6,036	262,747
Financial Institutions, Inc.	21,079	657,032
Finward Bancorp	2,882	101,418
Finwise Bancorp*	8,791	157,711
First Bancorp (Nasdaq Stock Exchange)	43,387	2,203,626
First Bancorp (New York Stock Exchange)	172,495	3,575,821
First Bancorp, Inc. (The)	12,867	340,203
First Bank	24,516	403,533
First Busey Corp.	91,230	2,170,362
First Business Financial Services, Inc.	9,159	497,334
First Capital, Inc.	3,233	191,394
First Commonwealth Financial Corp.	111,427	1,878,659
First Community Bankshares, Inc.	17,530	591,287
First Community Corp.	6,892	204,348
First Financial Bancorp	102,648	2,568,253
First Financial Bankshares, Inc.	144,312	4,310,599
First Financial Corp.	12,337	745,402
First Foundation, Inc.*	74,143	456,721
First Internet Bancorp	10,086	210,495
First Interstate BancSystem, Inc., Class A	96,937	3,354,020
First Merchants Corp.	61,855	2,318,325
First Mid Bancshares, Inc.	23,397	912,483
First National Corp.	7,740	195,358
First Savings Financial Group, Inc.	5,432	173,064
First United Corp.	6,163	230,743
First Western Financial, Inc.*	9,057	242,818
Firstsun Capital Bancorp(x)*	13,926	524,105
Five Star Bancorp	17,465	624,898
Flagstar Bank NA	328,219	4,132,277
Flushing Financial Corp.	34,321	520,650
Franklin Financial Services Corp.(x)	4,331	217,416
FS Bancorp, Inc.	7,746	318,903
Fulton Financial Corp.	198,383	3,834,743
FVCBankcorp, Inc.	18,153	252,508
GBank Financial Holdings, Inc.(x)*	10,318	349,677
German American Bancorp, Inc.	38,291	1,500,241
Glacier Bancorp, Inc.	138,228	6,088,943
Great Southern Bancorp, Inc.	9,139	562,597
Greene County Bancorp, Inc.	7,958	176,906
Hancock Whitney Corp.	91,905	5,852,510
Hanmi Financial Corp.	32,408	875,988
Hanover Bancorp, Inc.	4,436	102,516
Hawthorn Bancshares, Inc.	5,971	208,268
HBT Financial, Inc.	12,608	325,917
Heritage Commerce Corp.	64,128	770,177
Heritage Financial Corp.	37,504	886,970
Hilltop Holdings, Inc.	47,129	1,599,558
Hingham Institution For Savings (The)(x)	1,862	528,734
Home Bancorp, Inc.	7,146	413,039
Home BancShares, Inc.	201,856	5,607,560
HomeTrust Bancshares, Inc.	18,407	790,397
Hope Bancorp, Inc.	132,666	1,454,019
Horizon Bancorp, Inc.	49,268	835,585
Independent Bank Corp.	21,485	698,907
Independent Bank Corp./MA	54,589	3,989,364
International Bancshares Corp.	59,209	3,933,846
Investar Holding Corp.	11,604	310,059
John Marshall Bancorp, Inc.	15,758	315,002
Kearny Financial Corp.	63,545	470,868
Lakeland Financial Corp.	26,734	1,525,442
Landmark Bancorp, Inc.(x)	4,409	115,472
LCNB Corp.	15,169	248,620
LINKBANCORP, Inc.	22,620	186,841
Live Oak Bancshares, Inc.	37,925	1,302,724
MainStreet Bancshares, Inc.(x)	6,873	139,934
Mechanics Bancorp	51,404	752,041
Mercantile Bank Corp.	17,085	821,788
Meridian Corp.	8,984	157,939
Metrocity Bankshares, Inc.	22,820	605,643
Metropolitan Bank Holding Corp.	9,688	739,776
Mid Penn Bancorp, Inc.	20,571	638,112
Middlefield Banc Corp.	7,414	256,080
Midland States Bancorp, Inc.	22,079	467,412
MidWestOne Financial Group, Inc.	18,192	700,392
MVB Financial Corp.	12,030	310,735
National Bank Holdings Corp., Class A	40,111	1,524,619
National Bankshares, Inc.	6,717	225,221
NB Bancorp, Inc.	43,499	862,150
NBT Bancorp, Inc.	54,935	2,280,901
Nicolet Bankshares, Inc.	14,329	1,738,108
Northeast Bank	8,093	841,105
Northeast Community Bancorp, Inc.	14,536	328,659
Northfield Bancorp, Inc.	39,491	451,382
Northpointe Bancshares, Inc.	19,118	320,800
Northrim Bancorp, Inc.	23,486	624,962
Northwest Bancshares, Inc.	155,711	1,868,532
Norwood Financial Corp.	8,883	249,168
Oak Valley Bancorp	7,933	238,466
OceanFirst Financial Corp.	60,663	1,088,901
OFG Bancorp	47,544	1,948,353
Ohio Valley Banc Corp.	3,787	151,404
Old National Bancorp	378,835	8,451,809
Old Second Bancorp, Inc.	54,269	1,058,245
OP Bancorp	12,376	174,749
Orange County Bancorp, Inc.	14,283	407,780
Origin Bancorp, Inc.	31,534	1,185,994
Orrstown Financial Services, Inc.	19,657	696,251
Park National Corp.	16,071	2,445,685
Parke Bancorp, Inc.	12,397	310,421
Pathward Financial, Inc.	24,491	1,738,861
Patriot National Bancorp, Inc.*	47,286	86,061
PCB Bancorp	12,687	274,674
Peapack-Gladstone Financial Corp.	17,154	477,739
Peoples Bancorp of North Carolina, Inc.	5,723	207,173

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Peoples Bancorp, Inc.	36,439	$1,094,263
Peoples Financial Services Corp.	10,796	525,873
Pioneer Bancorp, Inc.*	14,314	192,953
Plumas Bancorp	6,381	285,167
Ponce Financial Group, Inc.*	23,196	379,255
Preferred Bank	11,651	1,100,204
Primis Financial Corp.	23,879	332,157
Princeton Bancorp, Inc.	6,869	238,286
Provident Financial Services, Inc.	138,075	2,726,981
QCR Holdings, Inc.	17,923	1,492,986
RBB Bancorp	19,636	405,287
Red River Bancshares, Inc.	5,487	391,936
Renasant Corp.	102,049	3,594,166
Republic Bancorp, Inc., Class A	9,778	674,584
Rhinebeck Bancorp, Inc.*	2,492	29,954
Richmond Mutual Bancorp, Inc.	8,174	114,763
Riverview Bancorp, Inc.	19,398	97,378
S&T Bancorp, Inc.	41,166	1,619,882
SB Financial Group, Inc.	5,913	131,683
Seacoast Banking Corp. of Florida	95,235	2,992,284
ServisFirst Bancshares, Inc.	55,775	4,004,087
Shore Bancshares, Inc.	33,754	596,771
Sierra Bancorp	13,266	433,533
Simmons First National Corp., Class A	154,009	2,903,070
SmartFinancial, Inc.	15,156	560,620
Sound Financial Bancorp, Inc.	1,890	82,461
South Plains Financial, Inc.	14,708	570,670
Southern First Bancshares, Inc.*	9,067	467,132
Southern Missouri Bancorp, Inc.	11,047	653,099
Southside Bancshares, Inc.	31,155	946,800
SR Bancorp, Inc.(x)	7,944	125,039
Stellar Bancorp, Inc.	49,859	1,542,637
Sterling Bancorp, Inc.(r)*	29,695	—
Stock Yards Bancorp, Inc.	28,186	1,830,681
Texas Capital Bancshares, Inc.*	49,322	4,465,614
Third Coast Bancshares, Inc.*	14,996	569,998
Timberland Bancorp, Inc.	8,761	313,644
Tompkins Financial Corp.	14,860	1,077,647
Towne Bank	79,114	2,640,034
TriCo Bancshares	32,561	1,542,415
Triumph Financial, Inc.*	25,020	1,567,003
TrustCo Bank Corp.	19,922	823,376
Trustmark Corp.	61,763	2,405,669
UMB Financial Corp.	78,606	9,042,834
Union Bankshares, Inc.(x)	3,230	76,648
United Bankshares, Inc.	150,551	5,781,158
United Community Banks, Inc.	132,308	4,130,656
United Security Bancshares	8,731	87,921
Unity Bancorp, Inc.	8,609	445,257
Univest Financial Corp.	30,554	1,000,338
USCB Financial Holdings, Inc.	12,177	224,300
Valley National Bancorp	524,815	6,129,839
Virginia National Bankshares Corp.	5,493	218,896
WaFd, Inc.	84,095	2,693,563
Washington Trust Bancorp, Inc.	20,002	591,059
WesBanco, Inc.	102,480	3,406,435
West Bancorp, Inc.	15,635	346,941
Westamerica Bancorp	25,972	1,242,241
Western New England Bancorp, Inc.	18,775	236,940
WSFS Financial Corp.	60,667	3,351,245

		310,010,491

Capital Markets (1.6%)
Acadian Asset Management, Inc.	29,635	1,392,845
AlTi Global, Inc.(x)*	46,942	217,811
Artisan Partners Asset Management, Inc., Class A	67,893	2,765,961
Bakkt Holdings, Inc., Class A(x)*	12,460	125,098
BGC Group, Inc., Class A	393,361	3,512,714
Cohen & Steers, Inc.	29,689	1,863,875
Diamond Hill Investment Group, Inc.	2,667	452,057
DigitalBridge Group, Inc.	190,035	2,915,137
Donnelley Financial Solutions, Inc.*	27,522	1,285,002
Forge Global Holdings, Inc.*	11,774	524,649
GCM Grosvenor, Inc., Class A	52,915	598,998
Innventure, Inc.(x)*	27,712	115,836
Marex Group plc	59,861	2,296,268
MarketWise, Inc.	1,834	27,547
Miami International Holdings, Inc.(x)*	25,101	1,113,982
Moelis & Co., Class A	75,540	5,192,620
Open Lending Corp.*	118,519	183,704
P10, Inc., Class A(x)	59,992	588,522
Patria Investments Ltd., Class A(x)	71,071	1,129,318
Perella Weinberg Partners, Class A	68,753	1,189,427
Piper Sandler Cos.	19,008	6,457,208
PJT Partners, Inc., Class A	25,010	4,181,672
Siebert Financial Corp.*	14,997	52,639
Silvercrest Asset Management Group, Inc., Class A	8,271	125,637
StepStone Group, Inc., Class A	75,611	4,851,958
StoneX Group, Inc.*	53,065	5,048,073
Value Line, Inc.	1,070	41,120
Victory Capital Holdings, Inc., Class A	48,216	3,041,947
Virtus Investment Partners, Inc.	6,918	1,128,672
Webull Corp.*	294,367	2,287,232
Westwood Holdings Group, Inc.	7,053	121,382
WisdomTree, Inc.(x)	133,967	1,633,058

		56,461,969

Consumer Finance (1.0%)
Atlanticus Holdings Corp.*	5,876	393,398
Bread Financial Holdings, Inc.	39,420	2,918,263
Consumer Portfolio Services, Inc.*	11,897	110,999
Dave, Inc.*	11,210	2,482,006
Encore Capital Group, Inc.*	24,301	1,320,759
Enova International, Inc.*	26,171	4,114,081
FirstCash Holdings, Inc.	42,938	6,843,458
Green Dot Corp., Class A*	59,942	767,857
Jefferson Capital, Inc.(x)	8,425	188,215
LendingClub Corp.*	122,769	2,325,245
LendingTree, Inc.*	11,836	628,373
Medallion Financial Corp.	16,808	172,954
Navient Corp.	73,700	958,100
Nelnet, Inc., Class A	12,268	1,631,153
NerdWallet, Inc., Class A*	48,454	656,552
Oportun Financial Corp.*	38,461	203,459
OppFi, Inc.	28,464	297,733
PRA Group, Inc.*	42,975	760,228
PROG Holdings, Inc.	42,882	1,264,590
Regional Management Corp.	9,721	376,689
Upstart Holdings, Inc.(x)*	92,089	4,027,052
Vroom, Inc.*	1,026	20,397

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
World Acceptance Corp.*	3,056	$429,032

		32,890,593

Financial Services (1.9%)
Acacia Research Corp.*	42,918	160,513
Alerus Financial Corp.	26,356	593,537
Banco Latinoamericano de Comercio Exterior SA, Class E	30,526	1,361,460
Better Home & Finance Holding Co.(x)*	5,163	168,211
Burford Capital Ltd.	217,641	1,941,358
Cannae Holdings, Inc.	50,747	798,250
Cantaloupe, Inc.*	60,840	646,121
Cass Information Systems, Inc.	14,263	592,200
Compass Diversified Holdings	70,168	336,806
Enact Holdings, Inc.	30,814	1,221,467
Essent Group Ltd.	102,391	6,656,439
Evertec, Inc.	70,137	2,040,285
Federal Agricultural Mortgage Corp., Class C	10,282	1,805,211
Finance of America Cos., Inc., Class A(x)*	5,221	126,400
Flywire Corp.*	127,072	1,799,340
HA Sustainable Infrastructure Capital, Inc.	132,243	4,156,397
International Money Express, Inc.*	30,404	467,005
Jackson Financial, Inc., Class A	75,143	8,014,001
loanDepot, Inc., Class A(x)*	87,734	181,609
Marqeta, Inc., Class A*	396,566	1,883,688
Merchants Bancorp	28,130	958,108
NCR Atleos Corp.*	79,460	3,028,221
NewtekOne, Inc.	28,526	323,770
NMI Holdings, Inc., Class A*	85,307	3,479,673
Onity Group, Inc.*	7,435	340,449
Pagseguro Digital Ltd., Class A	194,075	1,870,883
Payoneer Global, Inc.*	300,997	1,691,603
Paysafe Ltd.(x)*	37,290	301,676
Paysign, Inc.*	42,393	218,324
PennyMac Financial Services, Inc.	31,628	4,169,836
Priority Technology Holdings, Inc.(x)*	30,430	165,843
Radian Group, Inc.	146,857	5,285,383
Remitly Global, Inc.*	182,192	2,514,250
Repay Holdings Corp., Class A*	80,334	293,219
Security National Financial Corp., Class A*	15,921	143,448
Sezzle, Inc.(x)*	17,320	1,099,387
StoneCo Ltd., Class A*	271,835	4,020,440
SWK Holdings Corp.(x)	4,613	79,344
Triller Group, Inc.(x)*	96,449	3,086
Velocity Financial, Inc.*	12,588	261,327
Walker & Dunlop, Inc.	35,491	2,134,784
Waterstone Financial, Inc.	18,158	300,515

		67,633,867

Insurance (1.8%)
Abacus Global Management, Inc.	43,580	372,609
American Coastal Insurance Corp.	30,170	381,047
American Integrity Insurance Group, Inc.*	6,887	143,456
AMERISAFE, Inc.	20,727	796,124
Aspen Insurance Holdings Ltd., Class A(x)*	16,535	613,449
Ategrity Specialty Holdings LLC(x)*	6,647	139,653
Baldwin Insurance Group, Inc. (The), Class A*	77,085	1,852,353
Bowhead Specialty Holdings, Inc.*	18,437	526,192
Citizens, Inc., Class A(x)*	48,267	233,130
CNO Financial Group, Inc.	104,881	4,454,296
Crawford & Co., Class A	19,393	218,171
Donegal Group, Inc., Class A	17,085	341,358
eHealth, Inc.*	32,400	149,040
Employers Holdings, Inc.	23,871	1,030,511
F&G Annuities & Life, Inc.	40,027	1,234,833
Fidelis Insurance Holdings Ltd.	62,617	1,225,415
Genworth Financial, Inc., Class A*	443,073	4,000,949
GoHealth, Inc., Class A*	4,864	10,458
Goosehead Insurance, Inc., Class A	25,663	1,890,080
Greenlight Capital Re Ltd., Class A*	31,622	461,049
Hamilton Insurance Group Ltd., Class B*	50,377	1,405,518
HCI Group, Inc.	11,524	2,209,036
Heritage Insurance Holdings, Inc.*	26,319	770,094
Hippo Holdings, Inc.*	19,368	582,589
Horace Mann Educators Corp.	44,518	2,055,841
Investors Title Co.	1,653	412,655
James River Group Holdings, Inc.	45,028	286,378
Kestrel Group Ltd.(x)	2,555	26,163
Kingstone Cos., Inc.	13,142	221,180
Kingsway Financial Services, Inc.*	24,986	336,062
Lemonade, Inc.*	65,457	4,659,229
MBIA, Inc.(x)*	51,379	367,874
Mercury General Corp.	29,366	2,762,166
NI Holdings, Inc.*	9,304	123,743
Octave Specialty Group, Inc.*	49,598	385,872
Oscar Health, Inc., Class A*	213,291	3,064,992
Palomar Holdings, Inc.*	28,609	3,855,349
ProAssurance Corp.*	56,599	1,367,432
Root, Inc., Class A*	13,094	945,780
Safety Insurance Group, Inc.	15,709	1,223,888
Selective Insurance Group, Inc.	66,100	5,530,587
Selectquote, Inc.*	156,584	220,783
SiriusPoint Ltd.*	81,181	1,777,052
Skyward Specialty Insurance Group, Inc.*	38,338	1,959,455
Slide Insurance Holdings, Inc.*	27,305	531,901
Stewart Information Services Corp.	30,187	2,120,939
Tiptree, Inc., Class A	24,613	449,680
Trupanion, Inc.*	40,009	1,495,136
United Fire Group, Inc.	23,437	851,935
Universal Insurance Holdings, Inc.	28,203	953,261

		63,026,743

Mortgage Real Estate Investment Trusts (REITs) (0.8%)
ACRES Commercial Realty Corp. (REIT)(x)*	6,552	139,820
Adamas Trust, Inc. (REIT)	91,889	670,790
Advanced Flower Capital, Inc. (REIT)(x)	19,093	54,415
Angel Oak Mortgage REIT, Inc. (REIT)	12,425	106,979
Apollo Commercial Real Estate Finance, Inc. (REIT)	149,787	1,449,938

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Arbor Realty Trust, Inc. (REIT)(x)	203,356	$1,578,043
Ares Commercial Real Estate Corp. (REIT)(x)	54,100	258,598
ARMOUR Residential REIT, Inc. (REIT)(x)	122,376	2,164,831
Blackstone Mortgage Trust, Inc. (REIT), Class A	172,950	3,308,534
BrightSpire Capital, Inc. (REIT), Class A(x)	140,779	788,362
Chicago Atlantic Real Estate Finance, Inc. (REIT)	21,210	260,035
Chimera Investment Corp. (REIT)	88,970	1,105,897
Claros Mortgage Trust, Inc. (REIT)*	92,471	282,961
Dynex Capital, Inc. (REIT)	157,804	2,210,834
Ellington Financial, Inc. (REIT)	102,941	1,397,939
Franklin BSP Realty Trust, Inc. (REIT)	89,548	898,166
Invesco Mortgage Capital, Inc. (REIT)(x)	78,663	661,556
KKR Real Estate Finance Trust, Inc. (REIT)	62,306	512,155
Ladder Capital Corp. (REIT)	127,903	1,405,654
Lument Finance Trust, Inc. (REIT)(x)	28,800	40,608
MFA Financial, Inc. (REIT)	115,299	1,073,434
Nexpoint Real Estate Finance, Inc. (REIT)	9,478	133,450
Orchid Island Capital, Inc. (REIT)(x)	158,382	1,140,350
PennyMac Mortgage Investment Trust (REIT)	97,645	1,225,445
Ready Capital Corp. (REIT)(x)	156,395	340,941
Redwood Trust, Inc. (REIT)	144,451	798,814
Rithm Property Trust, Inc. (REIT)	6,320	104,777
Seven Hills Realty Trust (REIT)	21,006	186,953
Sunrise Realty Trust, Inc. (REIT)	10,927	103,042
TPG Mortgage Investment Trust, Inc. (REIT)	33,074	281,791
TPG RE Finance Trust, Inc. (REIT)	72,530	624,483
Two Harbors Investment Corp. (REIT)	116,907	1,227,524

		26,537,119

Total Financials		556,560,782

Health Care (16.9%)
Biotechnology (8.4%)
4D Molecular Therapeutics, Inc.*	44,997	337,477
Abeona Therapeutics, Inc.(x)*	50,057	263,800
Absci Corp.(x)*	150,759	526,149
ACADIA Pharmaceuticals, Inc.*	134,675	3,597,169
Actuate Therapeutics, Inc.(x)*	5,711	34,951
ADC Therapeutics SA*	83,927	296,262
ADMA Biologics, Inc.*	250,670	4,572,221
Agios Pharmaceuticals, Inc.*	60,933	1,658,596
Akebia Therapeutics, Inc.*	291,341	469,059
Aldeyra Therapeutics, Inc.*	59,566	308,552
Alector, Inc.*	76,532	119,390
Alkermes plc*	175,298	4,904,838
Allogene Therapeutics, Inc.*	175,020	239,777
Altimmune, Inc.(x)*	89,923	324,622
Amicus Therapeutics, Inc.*	320,722	4,567,081
AnaptysBio, Inc.*	19,416	941,288
Anavex Life Sciences Corp.(x)*	97,389	346,705
Anika Therapeutics, Inc.*	15,878	152,588
Annexon, Inc.*	114,466	574,619
Apogee Therapeutics, Inc.*	41,618	3,141,327
Arbutus Biopharma Corp.*	162,225	780,302
Arcellx, Inc.*	36,984	2,411,357
Arcturus Therapeutics Holdings, Inc.(x)*	29,355	179,946
Arcus Biosciences, Inc.*	84,866	2,022,357
Arcutis Biotherapeutics, Inc.*	119,099	3,458,635
Ardelyx, Inc.*	262,342	1,529,454
ArriVent Biopharma, Inc.(x)*	31,540	634,585
Arrowhead Pharmaceuticals, Inc.*	143,355	9,517,338
ARS Pharmaceuticals, Inc.(x)*	63,870	744,085
Astria Therapeutics, Inc.*	46,687	611,133
aTyr Pharma, Inc.(x)*	100,394	78,619
Aura Biosciences, Inc.*	46,294	252,302
Aurinia Pharmaceuticals, Inc.*	126,819	2,022,763
Avidity Biosciences, Inc.*	125,043	9,019,352
Avita Medical, Inc.(x)*	13,789	47,572
Beam Therapeutics, Inc.*	103,348	2,864,807
Benitec Biopharma, Inc.(x)*	16,005	215,587
Bicara Therapeutics, Inc.*	34,153	574,795
BioCryst Pharmaceuticals, Inc.*	226,018	1,762,940
Biohaven Ltd.*	101,165	1,142,153
Bridgebio Pharma, Inc.*	171,563	13,122,854
Bright Minds Biosciences, Inc.(x)*	5,656	441,394
Candel Therapeutics, Inc.(x)*	45,474	256,928
Capricor Therapeutics, Inc.(x)*	41,616	1,201,038
Cardiff Oncology, Inc.(x)*	74,770	210,104
CareDx, Inc.*	55,886	1,052,892
Cartesian Therapeutics, Inc.(x)*	11,397	82,172
Catalyst Pharmaceuticals, Inc.*	125,404	2,926,929
Celcuity, Inc.*	34,789	3,469,855
Celldex Therapeutics, Inc.*	70,860	1,924,558
CG oncology, Inc.*	60,413	2,508,348
Cidara Therapeutics, Inc.*	21,188	4,680,217
Cogent Biosciences, Inc.*	150,240	5,336,525
Coherus Oncology, Inc.(x)*	95,963	136,267
Compass Therapeutics, Inc.*	140,660	755,344
Corvus Pharmaceuticals, Inc.*	62,121	478,332
CRISPR Therapeutics AG(x)*	94,397	4,950,179
Cullinan Therapeutics, Inc.*	58,977	610,412
Cytokinetics, Inc.*	126,158	8,016,079
Day One Biopharmaceuticals, Inc.*	83,009	773,644
Denali Therapeutics, Inc.*	143,018	2,361,227
Design Therapeutics, Inc.*	28,321	265,651
DiaMedica Therapeutics, Inc.(x)*	36,487	290,437
Dianthus Therapeutics, Inc.*	26,370	1,086,708
Disc Medicine, Inc.*	26,979	2,142,402
Dynavax Technologies Corp.*	108,376	1,666,823
Dyne Therapeutics, Inc.*	133,747	2,616,091
Editas Medicine, Inc.*	101,390	207,850
Eledon Pharmaceuticals, Inc.(x)*	63,733	96,237
Emergent BioSolutions, Inc.*	56,191	694,521
Enanta Pharmaceuticals, Inc.*	28,985	457,093
Entrada Therapeutics, Inc.*	33,821	347,680
Erasca, Inc.*	180,989	673,279
Fate Therapeutics, Inc.*	122,221	120,094
Fennec Pharmaceuticals, Inc.*	27,008	207,962
Foghorn Therapeutics, Inc.*	36,498	197,089
Geron Corp.*	573,731	757,325
Gossamer Bio, Inc.*	211,999	657,197
GRAIL, Inc.*	37,991	3,251,650

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Greenwich Lifesciences, Inc.(x)*	6,644	$139,590
Gyre Therapeutics, Inc.(x)*	6,684	47,189
Heron Therapeutics, Inc.(x)*	175,959	228,747
Humacyte, Inc.(x)*	144,365	138,663
Ideaya Biosciences, Inc.*	86,906	3,004,340
ImmunityBio, Inc.(x)*	314,464	622,639
Immunome, Inc.*	84,804	1,821,590
Immunovant, Inc.*	75,400	1,916,668
Inhibikase Therapeutics, Inc.*	60,972	124,993
Inhibrx Biosciences, Inc.*	9,631	760,849
Inmune Bio, Inc.(x)*	19,376	30,227
Intellia Therapeutics, Inc.(x)*	112,621	1,012,463
Iovance Biotherapeutics, Inc.(x)*	329,595	899,794
Ironwood Pharmaceuticals, Inc., Class A*	162,335	547,069
Jade Biosciences, Inc.(x)	49,486	763,569
Janux Therapeutics, Inc.*	47,507	655,597
KalVista Pharmaceuticals, Inc.(x)*	40,276	650,457
Keros Therapeutics, Inc.*	31,540	642,154
Kodiak Sciences, Inc.*	35,772	1,000,185
Korro Bio, Inc.(x)*	7,329	58,705
Krystal Biotech, Inc.*	26,811	6,609,984
Kura Oncology, Inc.*	85,789	891,348
Kymera Therapeutics, Inc.*	60,973	4,744,309
Larimar Therapeutics, Inc.*	51,019	194,382
Lexeo Therapeutics, Inc.*	67,302	668,309
Madrigal Pharmaceuticals, Inc.*	20,102	11,706,199
MannKind Corp.*	327,207	1,855,264
MapLight Therapeutics, Inc.*	17,658	310,163
MeiraGTx Holdings plc*	49,619	394,471
MiMedx Group, Inc.*	131,843	892,577
Mineralys Therapeutics, Inc.*	50,479	1,831,883
Mirum Pharmaceuticals, Inc.*	44,229	3,493,649
Monopar Therapeutics, Inc.*	4,878	318,533
Monte Rosa Therapeutics, Inc.(x)*	50,348	789,457
Myriad Genetics, Inc.*	98,089	603,247
Neurogene, Inc.(x)*	11,896	245,058
Nkarta, Inc.*	33,518	62,008
Novavax, Inc.(x)*	157,787	1,060,329
Nurix Therapeutics, Inc.*	108,040	2,049,519
Nuvalent, Inc., Class A*	54,065	5,438,398
Nuvectis Pharma, Inc.(x)*	13,916	105,066
Olema Pharmaceuticals, Inc.*	64,443	1,611,075
Organogenesis Holdings, Inc., Class A*	67,974	352,105
ORIC Pharmaceuticals, Inc.*	72,395	592,191
Oruka Therapeutics, Inc.(x)*	41,501	1,257,895
Palvella Therapeutics, Inc.(x)*	7,602	795,701
Perspective Therapeutics, Inc.*	72,033	198,091
Praxis Precision Medicines, Inc.*	24,333	7,171,908
Precigen, Inc.(x)*	192,761	805,741
Prime Medicine, Inc.(x)*	105,906	367,494
Protagonist Therapeutics, Inc.*	62,938	5,497,005
Protalix BioTherapeutics, Inc.(x)*	75,469	135,844
Protara Therapeutics, Inc.*	35,142	187,307
Prothena Corp. plc*	45,005	429,798
PTC Therapeutics, Inc.*	83,976	6,378,817
Puma Biotechnology, Inc.*	48,715	289,854
Recursion Pharmaceuticals, Inc., Class A(x)*	416,512	1,703,534
REGENXBIO, Inc.*	49,211	708,638
Relay Therapeutics, Inc.*	149,820	1,267,477
Replimune Group, Inc.*	76,134	740,022
Rezolute, Inc.*	87,517	206,540
Rhythm Pharmaceuticals, Inc.*	57,196	6,122,260
Rigel Pharmaceuticals, Inc.*	18,518	793,126
Rocket Pharmaceuticals, Inc.*	92,367	324,208
Sana Biotechnology, Inc.(x)*	177,384	721,953
Savara, Inc.*	152,758	921,131
Scholar Rock Holding Corp.*	88,892	3,915,693
SELLAS Life Sciences Group, Inc.(x)*	137,414	518,051
Sionna Therapeutics, Inc.(x)*	17,243	709,377
Soleno Therapeutics, Inc.*	50,392	2,333,150
Solid Biosciences, Inc.*	63,930	360,565
Spyre Therapeutics, Inc.(x)*	74,271	2,433,118
Stoke Therapeutics, Inc.*	48,620	1,543,199
Syndax Pharmaceuticals, Inc.*	91,863	1,930,042
Tango Therapeutics, Inc.(x)*	114,233	1,012,104
Taysha Gene Therapies, Inc.*	238,830	1,313,565
Tectonic Therapeutic, Inc.(x)*	12,574	262,294
Tevogen Bio Holdings, Inc.(x)*	24,665	8,167
TG Therapeutics, Inc.*	156,873	4,676,384
Tonix Pharmaceuticals Holding Corp.*	12,239	191,173
Travere Therapeutics, Inc.*	89,183	3,407,682
TriSalus Life Sciences, Inc.(x)*	30,896	215,654
TuHURA Biosciences, Inc.*	24,933	18,867
Twist Bioscience Corp.*	64,474	2,045,115
Tyra Biosciences, Inc.*	27,685	727,839
Upstream Bio, Inc.*	36,047	978,676
UroGen Pharma Ltd.(x)*	39,890	934,224
Vanda Pharmaceuticals, Inc.*	56,468	498,048
Vaxcyte, Inc.*	123,651	5,705,257
Vera Therapeutics, Inc., Class A*	60,031	3,039,970
Veracyte, Inc.*	84,711	3,566,333
Verastem, Inc.*	53,400	412,248
Vericel Corp.*	54,344	1,956,927
Vir Biotechnology, Inc.*	93,958	566,567
Viridian Therapeutics, Inc.*	86,278	2,684,971
Voyager Therapeutics, Inc.*	56,024	220,174
Xencor, Inc.*	76,145	1,165,780
Xenon Pharmaceuticals, Inc.*	82,176	3,683,128
XOMA Royalty Corp.(x)*	10,449	277,839
Zenas Biopharma, Inc.(x)*	20,344	738,691
Zymeworks, Inc.*	54,796	1,442,779

		292,680,947

Health Care Equipment & Supplies (2.5%)
Accuray, Inc.*	108,458	89,434
Acme United Corp.(x)	3,316	133,668
Alphatec Holdings, Inc.*	126,966	2,671,365
AngioDynamics, Inc.*	41,166	528,571
Anteris Technologies Global Corp.(x)*	35,384	176,566
Artivion, Inc.*	45,357	2,068,733
AtriCure, Inc.*	52,348	2,070,887
Avanos Medical, Inc.*	45,467	510,594
Axogen, Inc.*	48,128	1,575,229
Beta Bionics, Inc.(x)*	41,115	1,252,774
Bioventus, Inc., Class A(x)*	53,285	396,440
Butterfly Network, Inc., Class A(x)*	221,850	843,030
CapsoVision, Inc.(x)*	5,312	56,785
Carlsmed, Inc.*	5,976	73,804

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Ceribell, Inc.*	28,560	$626,321
Cerus Corp.*	217,515	448,081
ClearPoint Neuro, Inc.(x)*	29,958	409,825
CONMED Corp.	33,224	1,348,894
CVRx, Inc.*	16,021	113,749
Delcath Systems, Inc.(x)*	35,007	353,571
Electromed, Inc.*	7,543	219,652
Embecta Corp.	64,405	765,131
Enovis Corp.*	60,934	1,623,282
Glaukos Corp.*	60,397	6,819,425
Haemonetics Corp.*	52,106	4,176,296
ICU Medical, Inc.*	26,127	3,727,539
Inogen, Inc.*	28,312	190,257
Integer Holdings Corp.*	37,187	2,916,576
Integra LifeSciences Holdings Corp.*	74,320	923,054
iRadimed Corp.	9,072	882,524
iRhythm Technologies, Inc.*	34,455	6,113,695
Kestra Medical Technologies Ltd.(x)*	20,874	553,578
KORU Medical Systems, Inc.*	42,991	249,778
Lantheus Holdings, Inc.*	72,432	4,820,350
LeMaitre Vascular, Inc.	22,479	1,823,047
LENSAR, Inc.(x)*	11,007	128,011
LivaNova plc*	59,033	3,632,301
Lucid Diagnostics, Inc.(x)*	74,272	80,957
Merit Medical Systems, Inc.*	63,082	5,560,047
Myomo, Inc.(x)*	36,214	32,955
Neogen Corp.*	233,831	1,634,479
Neuronetics, Inc.(x)*	41,673	57,509
NeuroPace, Inc.*	27,909	430,915
Novocure Ltd.*	108,757	1,406,228
Omnicell, Inc.*	49,385	2,237,141
OraSure Technologies, Inc.*	81,864	198,111
Orthofix Medical, Inc.*	40,719	617,300
OrthoPediatrics Corp.*	19,749	350,742
Outset Medical, Inc.(x)*	20,259	75,161
PROCEPT BioRobotics Corp.*	57,484	1,808,447
Pro-Dex, Inc.(x)*	2,354	90,582
Pulmonx Corp.*	42,962	94,946
Pulse Biosciences, Inc.(x)*	22,260	305,630
QuidelOrtho Corp.*	73,130	2,088,593
RxSight, Inc.*	35,526	370,181
Sanara Medtech, Inc.*	3,962	92,513
SANUWAVE Health, Inc.*	7,947	237,139
Semler Scientific, Inc.*	13,462	205,834
Shoulder Innovations, Inc.(x)*	4,280	61,204
SI-BONE, Inc.*	40,377	796,234
Sight Sciences, Inc.*	48,221	382,393
STAAR Surgical Co.*	55,070	1,271,566
Stereotaxis, Inc.*	63,157	145,261
Tactile Systems Technology, Inc.*	23,946	694,434
Tandem Diabetes Care, Inc.*	72,683	1,597,572
TransMedics Group, Inc.*	36,298	4,415,652
Treace Medical Concepts, Inc.*	49,706	121,780
UFP Technologies, Inc.*	8,112	1,801,107
Utah Medical Products, Inc.	3,437	192,335
Varex Imaging Corp.*	42,594	496,220

		85,263,985

Health Care Providers & Services (2.9%)
AdaptHealth Corp., Class A*	109,424	1,089,863
Addus HomeCare Corp.*	19,638	2,108,925
agilon health, Inc.*	366,763	252,590
AirSculpt Technologies, Inc.(x)*	14,813	29,330
Alignment Healthcare, Inc.*	182,943	3,613,124
AMN Healthcare Services, Inc.*	40,092	631,850
Ardent Health, Inc.*	23,974	211,690
Astrana Health, Inc.*	45,474	1,128,210
Aveanna Healthcare Holdings, Inc.*	74,569	609,229
BrightSpring Health Services, Inc.(x)*	119,509	4,475,612
Brookdale Senior Living, Inc.*	250,893	2,707,135
Castle Biosciences, Inc.*	30,717	1,194,891
Clover Health Investments Corp., Class A(x)*	447,827	1,052,393
Community Health Systems, Inc.(x)*	134,539	419,762
Concentra Group Holdings Parent, Inc.	126,048	2,480,625
CorVel Corp.*	31,329	2,120,033
Cross Country Healthcare, Inc.*	32,726	265,081
DocGo, Inc.*	104,443	91,680
Enhabit, Inc.*	50,804	468,413
Ensign Group, Inc. (The)	60,798	10,591,012
Fulgent Genetics, Inc.*	21,307	559,735
GeneDx Holdings Corp., Class A*	20,776	2,702,127
Guardant Health, Inc.*	131,299	13,410,880
Guardian Pharmacy Services, Inc., Class A*	24,158	726,914
HealthEquity, Inc.*	92,288	8,454,504
Hims & Hers Health, Inc.(x)*	221,512	7,192,495
Innovage Holding Corp.*	17,679	91,754
Joint Corp. (The)(x)*	16,337	142,459
LifeStance Health Group, Inc.*	178,529	1,256,844
Nano-X Imaging Ltd.(x)*	74,549	208,737
National HealthCare Corp.	13,760	1,886,358
National Research Corp.	11,577	217,300
NeoGenomics, Inc.*	138,962	1,634,193
Nutex Health, Inc.*	3,616	595,266
Omada Health, Inc.*	10,015	158,037
Oncology Institute, Inc. (The)(x)*	67,231	239,342
OPKO Health, Inc.*	464,221	584,918
Option Care Health, Inc.*	172,863	5,507,415
Owens & Minor, Inc.*	90,129	252,361
PACS Group, Inc.*	47,694	1,830,973
Pediatrix Medical Group, Inc.*	93,645	2,003,066
Pennant Group, Inc. (The)*	37,280	1,049,432
Privia Health Group, Inc.*	125,823	2,983,263
Progyny, Inc.*	81,075	2,082,006
RadNet, Inc.*	73,776	5,263,918
SBC Medical Group Holdings, Inc.(x)*	15,546	67,003
Select Medical Holdings Corp.	116,202	1,725,600
Sonida Senior Living, Inc.*	6,470	210,987
Strata Critical Medical, Inc.*	69,831	335,887
Surgery Partners, Inc.*	82,797	1,279,214
Talkspace, Inc.*	147,478	535,345
US Physical Therapy, Inc.	15,856	1,238,195
Viemed Healthcare, Inc.*	39,687	294,874

		102,262,850

Health Care Technology (0.3%)
Claritev Corp.(x)*	8,809	376,585
Definitive Healthcare Corp., Class A*	43,349	124,412

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Evolent Health, Inc., Class A*	129,942	$519,768
Health Catalyst, Inc.*	79,397	189,759
HealthStream, Inc.	25,693	592,738
HeartFlow, Inc.(x)*	20,032	583,933
LifeMD, Inc.(x)*	43,866	149,583
OptimizeRx Corp.(x)*	17,604	215,825
Phreesia, Inc.*	61,339	1,037,856
Schrodinger, Inc.(x)*	59,140	1,057,423
Simulations Plus, Inc.(x)*	19,013	346,607
Teladoc Health, Inc.(x)*	196,816	1,377,712
TruBridge, Inc.*	11,435	252,370
Waystar Holding Corp.*	119,019	3,897,872

		10,722,443

Life Sciences Tools & Services (0.4%)
10X Genomics, Inc., Class A*	118,326	1,929,897
Adaptive Biotechnologies Corp.*	161,623	2,624,758
Alpha Teknova, Inc.*	12,121	46,060
Azenta, Inc.*	44,967	1,495,602
BioLife Solutions, Inc.*	44,335	1,072,020
Codexis, Inc.*	92,542	150,844
CryoPort, Inc.*	56,047	538,051
Cytek Biosciences, Inc.*	123,202	622,170
Fortrea Holdings, Inc.*	98,705	1,702,661
Ginkgo Bioworks Holdings, Inc., Class A(x)*	44,615	370,751
Lifecore Biomedical, Inc.*	32,407	265,089
Maravai LifeSciences Holdings, Inc., Class A*	118,733	385,882
MaxCyte, Inc.*	125,926	195,185
Mesa Laboratories, Inc.	6,013	472,021
Niagen Bioscience, Inc.*	60,954	387,667
OmniAb, Inc.*	107,275	198,459
Pacific Biosciences of California, Inc.(x)*	284,898	532,759
Personalis, Inc.*	57,560	458,178
Quanterix Corp.*	49,817	316,836
Quantum-Si, Inc.(x)*	163,026	179,329
Standard BioTools, Inc.*	342,276	438,113

		14,382,332

Pharmaceuticals (2.4%)
Aardvark Therapeutics, Inc.(x)*	13,057	171,373
Aclaris Therapeutics, Inc.*	97,881	294,622
Alumis, Inc.*	60,745	592,871
Amneal Pharmaceuticals, Inc.*	163,303	2,057,618
Amphastar Pharmaceuticals, Inc.*	39,132	1,047,955
Amylyx Pharmaceuticals, Inc.*	95,730	1,156,418
ANI Pharmaceuticals, Inc.*	19,643	1,550,618
Aquestive Therapeutics, Inc.(x)*	112,126	724,334
Arvinas, Inc.*	69,422	823,345
Atea Pharmaceuticals, Inc.*	70,280	250,900
Avadel Pharmaceuticals plc (ADR)*	96,595	2,081,622
Axsome Therapeutics, Inc.*	44,355	8,100,997
BioAge Labs, Inc.(x)*	26,245	347,221
Biote Corp., Class A*	31,330	81,458
Collegium Pharmaceutical, Inc.*	34,000	1,574,200
CorMedix, Inc.(x)*	80,349	934,459
Crinetics Pharmaceuticals, Inc.*	97,739	4,549,750
Edgewise Therapeutics, Inc.*	72,987	1,811,172
Enliven Therapeutics, Inc.(x)*	42,615	656,271
Esperion Therapeutics, Inc.(x)*	251,394	930,158
Eton Pharmaceuticals, Inc.(x)*	29,798	503,884
Evolus, Inc.*	53,847	358,083
EyePoint, Inc.*	81,436	1,487,836
Fulcrum Therapeutics, Inc.*	49,208	556,542
Harmony Biosciences Holdings, Inc.*	46,945	1,756,682
Harrow, Inc.(x)*	33,622	1,647,478
Indivior plc*	131,213	4,707,922
Innoviva, Inc.*	69,126	1,381,829
Journey Medical Corp.(x)*	12,566	96,884
LB Pharmaceuticals, Inc.*	19,264	428,817
LENZ Therapeutics, Inc.(x)*	18,480	295,680
Ligand Pharmaceuticals, Inc.*	20,977	3,966,121
Liquidia Corp.*	70,558	2,433,545
Maze Therapeutics, Inc.*	23,336	966,810
MBX Biosciences, Inc.(x)*	30,573	964,272
MediWound Ltd.(x)*	9,255	170,847
Mind Medicine MindMed, Inc.(x)*	101,154	1,354,452
Nuvation Bio, Inc.*	261,125	2,339,680
Ocular Therapeutix, Inc.*	201,135	2,441,779
Omeros Corp.(x)*	73,289	1,258,739
Pacira BioSciences, Inc.*	48,236	1,248,348
Phathom Pharmaceuticals, Inc.(x)*	43,034	713,934
Phibro Animal Health Corp., Class A	22,149	827,487
Prestige Consumer Healthcare, Inc.*	53,427	3,295,912
Rapport Therapeutics, Inc.*	30,505	925,522
Septerna, Inc.*	22,212	619,271
SIGA Technologies, Inc.	48,917	298,883
Supernus Pharmaceuticals, Inc.*	58,328	2,898,902
Tarsus Pharmaceuticals, Inc.*	42,386	3,470,566
Terns Pharmaceuticals, Inc.*	92,750	3,747,100
Theravance Biopharma, Inc.*	39,486	738,783
Third Harmonic Bio, Inc.(r)*	30,213	—
Trevi Therapeutics, Inc.*	99,452	1,245,139
Tvardi Therapeutics, Inc.*	5,650	24,295
WaVe Life Sciences Ltd.*	125,157	2,127,669
Xeris Biopharma Holdings, Inc.*	165,852	1,301,938
Zevra Therapeutics, Inc.(x)*	57,550	515,648

		82,854,641

Total Health Care		588,167,198

Industrials (15.7%)
Aerospace & Defense (1.7%)
AAR Corp.*	42,231	3,496,305
AeroVironment, Inc.*	40,871	9,886,286
AerSale Corp.*	36,648	260,567
AIRO Group Holdings, Inc.*	4,819	39,419
Archer Aviation, Inc., Class A(x)*	681,953	5,128,287
Astronics Corp.*	33,883	1,837,814
Byrna Technologies, Inc.(x)*	20,595	345,790
Cadre Holdings, Inc.	31,367	1,281,028
Ducommun, Inc.*	15,364	1,461,577
Eve Holding, Inc.*	101,866	406,445
Firefly Aerospace, Inc.(x)*	22,543	504,287
Intuitive Machines, Inc.(x)*	115,651	1,877,016
Kratos Defense & Security Solutions, Inc.*	180,339	13,689,534
Mercury Systems, Inc.*	56,368	4,115,428
Moog, Inc., Class A	30,487	7,425,109
National Presto Industries, Inc.	5,357	571,913

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Park Aerospace Corp.	21,407	$456,825
Redwire Corp.(x)*	78,061	593,264
Satellogic, Inc., Class A(x)*	79,266	148,227
V2X, Inc.*	24,803	1,353,004
Voyager Technologies, Inc., Class A(x)*	14,844	388,022
VSE Corp.	24,892	4,300,591

		59,566,738

Air Freight & Logistics (0.1%)
Forward Air Corp.(x)*	23,990	599,750
Hub Group, Inc., Class A	64,755	2,759,210
Radiant Logistics, Inc.*	41,187	260,714

		3,619,674

Building Products (1.3%)
American Woodmark Corp.*	15,015	809,309
Apogee Enterprises, Inc.	23,323	849,190
AZZ, Inc.	32,197	3,450,875
CSW Industrials, Inc.	17,621	5,172,292
Gibraltar Industries, Inc.*	32,109	1,587,469
Griffon Corp.	41,462	3,053,676
Insteel Industries, Inc.	20,612	652,782
Janus International Group, Inc.*	143,928	941,289
JELD-WEN Holding, Inc.*	98,180	241,523
Masterbrand, Inc.(x)*	136,635	1,508,450
Modine Manufacturing Co.*	56,679	7,567,213
Quanex Building Products Corp.	50,602	778,259
Resideo Technologies, Inc.*	139,732	4,907,388
Tecnoglass, Inc.(x)	29,102	1,464,413
UFP Industries, Inc.	62,808	5,718,668
Zurn Elkay Water Solutions Corp.	162,343	7,547,326

		46,250,122

Commercial Services & Supplies (1.3%)
ABM Industries, Inc.	65,892	2,787,232
ACCO Brands Corp.	93,112	347,308
ACV Auctions, Inc., Class A*	181,098	1,452,406
BrightView Holdings, Inc.*	79,357	1,005,453
Brink’s Co. (The)	45,555	5,317,635
Casella Waste Systems, Inc., Class A(x)*	67,932	6,653,260
Cimpress plc*	18,653	1,242,103
CompX International, Inc.	1,414	32,904
CoreCivic, Inc.*	114,224	2,182,821
Deluxe Corp.	48,241	1,077,221
Ennis, Inc.	25,289	455,455
Enviri Corp.*	83,796	1,501,624
GEO Group, Inc. (The)*	146,180	2,356,422
Healthcare Services Group, Inc.*	76,254	1,457,976
HNI Corp.	68,794	2,892,100
Interface, Inc., Class A	62,757	1,752,175
Liquidity Services, Inc.*	24,993	757,538
MillerKnoll, Inc.	76,070	1,390,560
Mobile Infrastructure Corp., Class A*	11,874	30,279
Montrose Environmental Group, Inc.*	36,296	901,230
NL Industries, Inc.	8,051	44,039
OPENLANE, Inc.*	114,097	3,397,809
Perma-Fix Environmental Services, Inc.(x)*	20,585	259,165
Pitney Bowes, Inc.	173,069	1,829,339
Quad/Graphics, Inc.	34,881	218,704
UniFirst Corp.	15,885	3,064,216
Vestis Corp.(x)	124,261	828,821
Virco Mfg. Corp.	12,536	80,105

		45,315,900

Construction & Engineering (2.2%)
Ameresco, Inc., Class A*	35,702	1,045,711
Arcosa, Inc.	52,559	5,588,073
Argan, Inc.	14,530	4,552,540
Bowman Consulting Group Ltd., Class A*	15,930	526,008
Centuri Holdings, Inc.*	84,679	2,138,145
Concrete Pumping Holdings, Inc.	29,164	195,690
Construction Partners, Inc., Class A*	50,729	5,506,633
Dycom Industries, Inc.*	30,340	10,251,886
Fluor Corp.*	174,094	6,899,345
Granite Construction, Inc.	47,435	5,471,627
Great Lakes Dredge & Dock Corp.*	71,820	942,278
IES Holdings, Inc.(x)*	9,796	3,810,840
Legence Corp., Class A*	39,304	1,691,644
Limbach Holdings, Inc.*	11,734	913,492
Matrix Service Co.*	31,963	373,967
MYR Group, Inc.*	16,696	3,648,076
NWPX Infrastructure, Inc.*	10,485	655,208
Orion Group Holdings, Inc.*	38,856	386,229
Primoris Services Corp.	58,576	7,271,625
Southland Holdings, Inc.*	7,787	25,853
Sterling Infrastructure, Inc.*	32,268	9,881,430
Tutor Perini Corp.	48,202	3,230,498

		75,006,798

Electrical Equipment (2.2%)
Allient, Inc.	15,893	854,249
American Superconductor Corp.*	46,702	1,344,084
Amprius Technologies, Inc.*	118,794	937,285
Array Technologies, Inc.(x)*	162,030	1,493,917
Atkore, Inc.	36,276	2,294,457
Bloom Energy Corp., Class A*	236,321	20,533,932
EnerSys	40,462	5,937,798
Enovix Corp.(x)*	184,425	1,348,147
Eos Energy Enterprises, Inc.(x)*	333,460	3,821,452
Fluence Energy, Inc., Class A(x)*	69,122	1,367,233
Hyliion Holdings Corp.(x)*	129,620	238,501
KULR Technology Group, Inc.(x)*	37,985	112,436
LSI Industries, Inc.	29,136	533,771
NANO Nuclear Energy, Inc.(x)*	43,191	1,037,016
Net Power, Inc.(x)*	38,666	88,158
Nextpower, Inc., Class A*	157,748	13,741,428
NuScale Power Corp., Class A(x)*	136,830	1,938,881
Plug Power, Inc.(x)*	1,207,548	2,378,870
Powell Industries, Inc.(x)	10,335	3,294,591
Power Solutions International, Inc.(x)*	9,208	526,145
Preformed Line Products Co.	2,797	578,168
Shoals Technologies Group, Inc., Class A*	178,769	1,519,536
SKYX Platforms Corp.(x)*	61,479	133,409
SunPower, Inc.(x)*	63,707	100,020
Sunrun, Inc.*	241,513	4,443,839

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
T1 Energy, Inc.(x)*	143,996	$961,893
Thermon Group Holdings, Inc.*	35,139	1,305,765
Vicor Corp.*	24,875	2,726,300

		75,591,281

Ground Transportation (0.3%)
ArcBest Corp.	24,609	1,825,742
Covenant Logistics Group, Inc., Class A	16,045	353,632
FTAI Infrastructure, Inc.(x)	111,925	515,974
Heartland Express, Inc.	47,355	427,616
Hertz Global Holdings, Inc.(x)*	129,017	663,147
Marten Transport Ltd.	60,422	687,602
PAMT Corp.*	6,775	81,842
Proficient Auto Logistics, Inc.(x)*	27,798	267,973
RXO, Inc.*	175,599	2,219,571
Universal Logistics Holdings, Inc.(x)	7,967	121,019
Werner Enterprises, Inc.	65,356	1,961,334

		9,125,452

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	24,840	891,259

Machinery (3.4%)
3D Systems Corp.(x)*	148,766	263,316
Aebi Schmidt Holding AG	40,875	517,069
AirJoule Technologies Corp.*	21,138	83,284
Alamo Group, Inc.	11,135	1,869,232
Albany International Corp., Class A	31,740	1,609,218
Alliance Laundry Holdings, Inc.*	45,512	926,169
Astec Industries, Inc.	24,392	1,056,661
Atmus Filtration Technologies, Inc.	90,476	4,696,609
Blue Bird Corp.*	33,807	1,588,929
CECO Environmental Corp.*	32,434	1,941,175
Chart Industries, Inc.*	48,873	10,079,079
Columbus McKinnon Corp.	29,331	505,960
Douglas Dynamics, Inc.	24,387	796,235
Eastern Co. (The)	6,815	134,187
Energy Recovery, Inc.*	53,708	724,521
Enerpac Tool Group Corp., Class A	57,175	2,186,372
Enpro, Inc.	22,861	4,895,226
ESCO Technologies, Inc.	28,105	5,491,436
Federal Signal Corp.	64,921	7,049,771
Franklin Electric Co., Inc.	42,028	4,014,935
Gencor Industries, Inc.*	12,254	158,812
Gorman-Rupp Co. (The)	22,755	1,086,551
Graham Corp.*	10,890	699,465
Greenbrier Cos., Inc. (The)	32,553	1,521,527
Helios Technologies, Inc.	35,829	1,916,493
Hillenbrand, Inc.	76,065	2,412,782
Hillman Solutions Corp.*	213,457	1,848,538
Hyster-Yale, Inc.	12,365	367,364
JBT Marel Corp.	56,478	8,509,540
Kadant, Inc.	12,732	3,628,875
Kennametal, Inc.	82,280	2,337,575
L B Foster Co., Class A*	12,107	326,284
Lindsay Corp.	11,723	1,381,790
Luxfer Holdings plc	30,251	409,296
Manitowoc Co., Inc. (The)*	40,062	480,343
Mayville Engineering Co., Inc.*	13,288	248,751
Microvast Holdings, Inc.(x)*	208,712	584,394
Miller Industries, Inc.	11,252	420,487
Mueller Water Products, Inc., Class A	168,720	4,018,910
Omega Flex, Inc.	3,834	112,873
Palladyne AI Corp.(x)*	29,571	125,972
Park-Ohio Holdings Corp.	10,361	216,959
Proto Labs, Inc.*	25,339	1,281,900
REV Group, Inc.	52,633	3,200,613
Richtech Robotics, Inc., Class B(x)*	163,720	528,816
SPX Technologies, Inc.*	52,163	10,435,730
Standex International Corp.	13,017	2,828,334
Tennant Co.	19,794	1,458,818
Terex Corp.	69,784	3,725,070
Titan International, Inc.*	49,749	389,535
Trinity Industries, Inc.	86,554	2,288,488
Wabash National Corp.	40,997	354,624
Watts Water Technologies, Inc., Class A	29,725	8,204,694
Worthington Enterprises, Inc.	34,042	1,755,546

		119,695,133

Marine Transportation (0.2%)
Costamare Bulkers Holdings Ltd.*	10,130	156,103
Costamare, Inc.	46,564	735,246
Genco Shipping & Trading Ltd.	34,112	628,684
Himalaya Shipping Ltd.(x)	33,890	308,399
Matson, Inc.	34,025	4,203,789
Pangaea Logistics Solutions Ltd.	29,873	205,526
Safe Bulkers, Inc.	54,573	263,042

		6,500,789

Passenger Airlines (0.4%)
Allegiant Travel Co.*	16,006	1,364,832
Frontier Group Holdings, Inc.*	86,149	405,762
JetBlue Airways Corp.*	320,480	1,458,184
Joby Aviation, Inc.(x)*	525,619	6,938,171
SkyWest, Inc.*	43,796	4,397,556
Sun Country Airlines Holdings, Inc.*	55,109	793,018

		15,357,523

Professional Services (1.6%)
Alight, Inc., Class A	482,014	939,927
Asure Software, Inc.*	27,318	257,336
Barrett Business Services, Inc.	27,709	1,003,343
BlackSky Technology, Inc., Class A(x)*	32,344	606,450
CBIZ, Inc.*	53,284	2,688,178
Conduent, Inc.*	161,889	310,827
CRA International, Inc.	6,940	1,392,823
CSG Systems International, Inc.	30,134	2,310,976
Exponent, Inc.	54,812	3,807,241
Falcon’s Beyond Global, Inc., Class A(x)*	14,490	217,495
First Advantage Corp.*	83,559	1,214,112
Forrester Research, Inc.*	13,950	113,274
Franklin Covey Co.*	12,569	210,908
HireQuest, Inc.(x)	5,706	59,970
Huron Consulting Group, Inc.*	18,498	3,198,489
IBEX Holdings Ltd.*	11,748	448,539
ICF International, Inc.	19,809	1,689,708
Innodata, Inc.(x)*	33,157	1,689,349

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Insperity, Inc.	38,754	$1,500,555
Kelly Services, Inc., Class A	32,655	287,364
Kforce, Inc.	19,124	591,314
Korn Ferry	56,804	3,750,200
Legalzoom.com, Inc.*	135,761	1,348,107
Maximus, Inc.	61,235	5,285,805
Mistras Group, Inc.*	13,892	175,734
Planet Labs PBC*	257,564	5,079,162
RCM Technologies, Inc.*	5,031	102,859
Resolute Holdings Management, Inc.(x)*	4,618	953,294
Resources Connection, Inc.	39,412	198,636
Skillsoft Corp.(x)*	4,494	41,794
Spire Global, Inc.(x)*	32,018	240,135
TIC Solutions, Inc.(x)*	214,789	2,171,517
TriNet Group, Inc.	32,248	1,906,824
TrueBlue, Inc.*	34,069	155,014
TTEC Holdings, Inc.*	22,848	82,253
Upwork, Inc.*	133,041	2,636,873
Verra Mobility Corp., Class A*	173,346	3,884,684
Willdan Group, Inc.*	15,512	1,607,974

		54,159,043

Trading Companies & Distributors (1.0%)
Alta Equipment Group, Inc.	25,128	115,589
BlueLinx Holdings, Inc.*	8,239	506,122
Boise Cascade Co.	40,775	3,001,040
Custom Truck One Source, Inc.*	69,075	397,872
Distribution Solutions Group, Inc.*	9,764	267,436
DNOW, Inc.*	200,960	2,662,720
DXP Enterprises, Inc.*	13,981	1,534,974
EVI Industries, Inc.	6,220	153,261
GATX Corp.	38,787	6,578,275
Global Industrial Co.	16,380	478,623
Herc Holdings, Inc.	35,302	5,238,111
Hudson Technologies, Inc.*	39,907	273,363
Karat Packaging, Inc.	7,805	176,159
McGrath RentCorp	26,531	2,783,898
NPK International, Inc.*	88,343	1,053,048
Rush Enterprises, Inc., Class A	66,209	3,571,313
Rush Enterprises, Inc., Class B	9,278	521,980
Titan Machinery, Inc.*	24,122	362,795
Transcat, Inc.*	9,482	537,914
Willis Lease Finance Corp.	3,245	440,152
Xometry, Inc., Class A(x)*	47,068	2,799,134

		33,453,779

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.*	23,908	214,455

Total Industrials		544,747,946

Information Technology (13.3%)
Communications Equipment (0.8%)
ADTRAN Holdings, Inc.*	81,797	710,816
Applied Optoelectronics, Inc.(x)*	65,128	2,270,362
Aviat Networks, Inc.*	13,391	286,300
BK Technologies Corp.*	3,039	226,679
Calix, Inc.*	64,852	3,432,616
Clearfield, Inc.*	12,177	354,960
CommScope Holding Co., Inc.*	235,422	4,268,201
Digi International, Inc.*	39,091	1,692,249
Extreme Networks, Inc.*	142,576	2,373,890
Harmonic, Inc.*	118,961	1,176,524
Inseego Corp.(x)*	13,543	139,087
NETGEAR, Inc.*	30,497	748,091
NetScout Systems, Inc.*	75,990	2,056,289
Ribbon Communications, Inc.*	110,603	318,537
Viasat, Inc.*	133,826	4,611,644
Viavi Solutions, Inc.*	239,640	4,270,385

		28,936,630

Electronic Equipment, Instruments & Components (3.1%)
908 Devices, Inc.(x)*	30,619	160,750
Advanced Energy Industries, Inc.	40,807	8,543,762
Aeva Technologies, Inc.(x)*	40,318	535,423
Arlo Technologies, Inc.*	107,273	1,500,749
Badger Meter, Inc.	32,034	5,587,050
Bel Fuse, Inc., Class A	1,692	256,846
Bel Fuse, Inc., Class B	11,458	1,943,620
Belden, Inc.	42,339	4,934,610
Benchmark Electronics, Inc.	38,507	1,646,559
Climb Global Solutions, Inc.(x)	4,539	466,564
CTS Corp.	30,786	1,319,796
Daktronics, Inc.*	40,883	808,257
ePlus, Inc.	28,587	2,507,080
Evolv Technologies Holdings, Inc.*	164,122	1,175,114
Fabrinet*	39,083	17,793,708
Frequency Electronics, Inc.(x)*	7,289	392,440
Insight Enterprises, Inc.*	31,577	2,572,578
Itron, Inc.*	49,079	4,557,476
Kimball Electronics, Inc.*	27,166	755,758
Knowles Corp.*	91,856	1,968,474
Methode Electronics, Inc.	38,671	256,775
MicroVision, Inc.(x)*	282,073	233,585
Mirion Technologies, Inc., Class A(x)*	259,002	6,065,827
M-Tron Industries, Inc.*	2,706	144,013
Napco Security Technologies, Inc.	37,255	1,553,534
Neonode, Inc.*	11,915	20,732
nLight, Inc.*	50,144	1,880,901
Novanta, Inc.*	38,993	4,639,777
OSI Systems, Inc.*	17,532	4,471,712
Ouster, Inc.*	59,658	1,290,999
PC Connection, Inc.	12,241	707,040
Plexus Corp.*	29,132	4,282,404
Powerfleet, Inc.(x)*	133,006	707,592
Red Cat Holdings, Inc.(x)*	109,926	871,713
Richardson Electronics Ltd.	13,267	144,345
Rogers Corp.*	19,394	1,775,909
Sanmina Corp.*	56,550	8,486,459
ScanSource, Inc.*	23,854	931,737
TTM Technologies, Inc.*	110,795	7,644,855
Vishay Intertechnology, Inc.	130,606	1,892,481
Vishay Precision Group, Inc.*	12,604	485,254
Vuzix Corp.(x)*	73,036	276,076

		108,190,334

IT Services (0.6%)
Applied Digital Corp.(x)*	257,061	6,303,136
ASGN, Inc.*	45,280	2,181,138
Backblaze, Inc., Class A*	61,757	287,788
BigBear.ai Holdings, Inc.(x)*	468,593	2,530,402
Commerce.com, Inc.*	78,889	325,023
Crexendo, Inc.*	15,788	102,148

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
CSP, Inc.(x)	7,081	$88,512
DigitalOcean Holdings, Inc.*	73,965	3,559,196
Fastly, Inc., Class A*	152,702	1,554,506
Grid Dynamics Holdings, Inc.*	71,004	641,166
Hackett Group, Inc. (The)	26,563	521,432
Information Services Group, Inc.	38,737	223,900
Rackspace Technology, Inc.(x)*	108,296	105,145
TSS, Inc.(x)*	21,199	149,877
Tucows, Inc., Class A*	8,402	188,373
Unisys Corp.*	77,716	214,496
VTEX, Class A*	65,744	247,197
Whitefiber, Inc.(x)*	11,504	181,763

		19,405,198

Semiconductors & Semiconductor Equipment (3.0%)
ACM Research, Inc., Class A*	54,668	2,156,653
Aehr Test Systems(x)*	32,121	648,523
Aeluma, Inc.*	14,757	253,378
Alpha & Omega Semiconductor Ltd.*	25,664	508,404
Ambarella, Inc.*	43,966	3,114,551
Ambiq Micro, Inc.*	4,940	140,790
Atomera, Inc.(x)*	33,223	73,423
Axcelis Technologies, Inc.*	33,564	2,696,532
Blaize Holdings, Inc.(x)*	78,464	153,005
CEVA, Inc.*	24,110	518,847
Cohu, Inc.*	50,321	1,170,970
Credo Technology Group Holding Ltd.*	165,893	23,870,344
Diodes, Inc.*	49,521	2,443,366
FormFactor, Inc.*	84,237	4,698,740
Ichor Holdings Ltd.*	36,628	675,054
Impinj, Inc.*	29,071	5,058,645
indie Semiconductor, Inc., Class A(x)*	208,533	736,121
Kopin Corp.(x)*	194,898	456,061
Kulicke & Soffa Industries, Inc.	55,132	2,511,814
MaxLinear, Inc., Class A*	87,477	1,524,724
Navitas Semiconductor Corp., Class A(x)*	171,963	1,227,816
NVE Corp.	5,546	329,044
PDF Solutions, Inc.*	33,794	964,143
Penguin Solutions, Inc.*	55,915	1,093,697
Photronics, Inc.*	61,714	1,974,848
Power Integrations, Inc.	60,244	2,141,072
Rambus, Inc.*	116,631	10,717,223
Rigetti Computing, Inc.(x)*	345,246	7,647,199
Semtech Corp.*	94,222	6,943,219
Silicon Laboratories, Inc.*	35,226	4,604,038
SiTime Corp.*	23,296	8,227,914
SkyWater Technology, Inc.*	33,331	605,291
Synaptics, Inc.*	41,760	3,091,075
Ultra Clean Holdings, Inc.*	49,128	1,244,412
Veeco Instruments, Inc.*	64,049	1,830,520

		106,051,456

Software (5.1%)
8x8, Inc.*	155,861	307,046
A10 Networks, Inc.	78,460	1,387,957
ACI Worldwide, Inc.*	112,372	5,372,505
Adeia, Inc.	116,830	2,015,317
Agilysys, Inc.*	28,021	3,330,016
Airship AI Holdings, Inc.(x)*	23,179	66,987
Alarm.com Holdings, Inc.*	51,703	2,637,887
Alkami Technology, Inc.(x)*	74,152	1,710,687
Amplitude, Inc., Class A*	101,527	1,175,683
Appian Corp., Class A*	42,615	1,509,423
Arteris, Inc.*	32,653	506,122
Asana, Inc., Class A*	93,689	1,284,476
AudioEye, Inc.*	8,655	86,463
AvePoint, Inc.*	158,372	2,199,787
Bit Digital, Inc.(x)*	359,874	680,162
Bitdeer Technologies Group, Class A(x)*	106,863	1,197,934
Blackbaud, Inc.*	41,416	2,622,461
BlackLine, Inc.*	56,393	3,117,969
Blend Labs, Inc., Class A*	208,855	634,919
Box, Inc., Class A*	152,182	4,551,764
Braze, Inc., Class A*	92,206	3,161,744
C3.ai, Inc., Class A(x)*	137,279	1,850,521
Cerence, Inc.*	45,294	484,193
Chaince Digital Holdings, Inc.(x)*	34,426	171,097
Cipher Mining, Inc.(x)*	350,883	5,179,033
Cleanspark, Inc.(x)*	300,302	3,039,056
Clear Secure, Inc., Class A	93,701	3,287,031
Clearwater Analytics Holdings, Inc., Class A(x)*	301,485	7,271,818
Commvault Systems, Inc.*	48,340	6,059,902
Consensus Cloud Solutions, Inc.*	19,884	433,869
Core Scientific, Inc.*	314,024	4,572,189
CS Disco, Inc.*	25,565	198,384
Daily Journal Corp.(x)*	1,341	653,496
Digimarc Corp.(x)*	17,623	115,607
Digital Turbine, Inc.*	119,231	596,155
Domo, Inc., Class B*	35,749	301,364
D-Wave Quantum, Inc.(x)*	361,846	9,462,273
eGain Corp.*	18,759	193,030
EverCommerce, Inc.*	14,243	172,483
Expensify, Inc., Class A*	66,695	100,709
Five9, Inc.*	83,246	1,669,082
Freshworks, Inc., Class A*	217,666	2,666,409
Hut 8 Corp.*	103,638	4,761,130
I3 Verticals, Inc., Class A(x)*	26,489	667,258
Intapp, Inc.*	61,773	2,830,439
InterDigital, Inc.	28,034	8,925,465
Jamf Holding Corp.*	85,517	1,112,576
Kaltura, Inc.*	100,996	165,633
Life360, Inc.(x)*	22,123	1,418,969
LiveRamp Holdings, Inc.*	69,940	2,054,138
MARA Holdings, Inc.(x)*	401,822	3,608,362
Mitek Systems, Inc.*	46,372	489,225
N-able, Inc.*	74,664	558,487
NCR Voyix Corp.*	153,737	1,568,117
NextNav, Inc.*	102,610	1,707,430
ON24, Inc.*	40,927	325,779
OneSpan, Inc.	37,114	476,544
Ooma, Inc.*	28,867	338,610
Pagaya Technologies Ltd., Class A*	55,117	1,151,945
PagerDuty, Inc.*	95,094	1,246,682
PAR Technology Corp.(x)*	43,110	1,564,031
Porch Group, Inc.*	91,088	831,633
Progress Software Corp.*	46,278	1,988,103
Q2 Holdings, Inc.*	67,273	4,854,420
Qualys, Inc.*	39,539	5,254,733

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Rapid7, Inc.*	71,015	$1,079,428
Red Violet, Inc.	11,928	679,300
ReposiTrak, Inc.(x)	13,518	167,218
Rezolve AI plc(x)*	191,631	492,492
Rimini Street, Inc.*	48,876	189,639
Riot Platforms, Inc.(x)*	377,258	4,779,859
SEMrush Holdings, Inc., Class A*	53,443	635,437
Silvaco Group, Inc.(x)*	7,055	28,573
SoundHound AI, Inc., Class A(x)*	404,383	4,031,699
SoundThinking, Inc.*	11,012	88,426
Sprinklr, Inc., Class A*	121,437	944,780
Sprout Social, Inc., Class A*	54,544	614,711
SPS Commerce, Inc.*	41,177	3,670,106
Synchronoss Technologies, Inc.*	10,645	91,121
Telos Corp.*	57,215	291,797
Tenable Holdings, Inc.*	131,027	3,083,065
Terawulf, Inc.(x)*	328,098	3,769,846
Varonis Systems, Inc.*	125,572	4,118,762
Vertex, Inc., Class A*	76,140	1,520,516
Via Transportation, Inc., Class A*	10,779	312,699
Viant Technology, Inc., Class A*	17,881	215,287
Weave Communications, Inc.*	67,882	515,224
WM Technology, Inc.*	91,551	75,539
Workiva, Inc., Class A*	54,365	4,688,981
Xperi, Inc.*	51,861	303,905
Yext, Inc.*	112,931	910,224
Zeta Global Holdings Corp., Class A*	203,753	4,146,374

		177,379,727

Technology Hardware, Storage & Peripherals (0.7%)
CompoSecure, Inc., Class A*	62,125	1,197,770
Corsair Gaming, Inc.*	55,180	327,769
CPI Card Group, Inc.*	7,269	106,709
Diebold Nixdorf, Inc.*	26,812	1,820,267
Eastman Kodak Co.*	52,414	443,423
Immersion Corp.	27,754	188,727
IonQ, Inc.(x)*	365,654	16,406,895
Quantum Computing, Inc.(x)*	217,630	2,232,884
Turtle Beach Corp.*	17,406	244,206
Xerox Holdings Corp.(x)	134,901	319,715

		23,288,365

Total Information Technology		463,251,710

Materials (4.0%)
Chemicals (1.3%)
AdvanSix, Inc.	26,695	461,824
American Vanguard Corp.*	30,429	116,239
Arq, Inc.*	33,798	110,519
ASP Isotopes, Inc.(x)*	98,969	529,484
Aspen Aerogels, Inc.*	77,003	217,918
Avient Corp.	98,879	3,088,980
Balchem Corp.	35,471	5,439,833
Cabot Corp.	57,609	3,818,325
Chemours Co. (The)	162,523	1,916,146
Core Molding Technologies, Inc.*	10,261	205,733
Ecovyst, Inc.*	123,019	1,196,975
Flotek Industries, Inc.(x)*	16,568	285,467
Hawkins, Inc.	21,140	3,003,148
HB Fuller Co.	58,992	3,507,664
Ingevity Corp.*	39,390	2,331,100
Innospec, Inc.	26,535	2,030,989
Intrepid Potash, Inc.*	11,100	307,803
Koppers Holdings, Inc.	20,846	564,510
Kronos Worldwide, Inc.	24,017	106,155
LSB Industries, Inc.*	61,499	522,742
Mativ Holdings, Inc.	57,387	697,252
Minerals Technologies, Inc.	34,059	2,075,896
Orion SA	65,704	346,917
Perimeter Solutions, Inc.*	150,804	4,151,634
PureCycle Technologies, Inc.(x)*	138,515	1,189,844
Quaker Chemical Corp.	14,871	2,041,937
Rayonier Advanced Materials, Inc.*	67,241	396,049
Sensient Technologies Corp.	45,777	4,300,749
Solesence, Inc.*	19,397	30,938
Stepan Co.	22,847	1,082,034
Trinseo plc(x)	36,398	18,090
Tronox Holdings plc	122,982	512,835
Valhi, Inc.	3,234	38,970

		46,644,699

Construction Materials (0.2%)
Knife River Corp.*	61,868	4,352,414
Smith-Midland Corp.*	2,249	81,729
Titan America SA	25,854	426,074
United States Lime & Minerals, Inc.	11,618	1,391,139

		6,251,356

Containers & Packaging (0.2%)
Ardagh Metal Packaging SA	148,493	608,821
Greif, Inc., Class A	27,960	1,892,892
Greif, Inc., Class B	4,859	362,919
Myers Industries, Inc.	40,544	758,984
O-I Glass, Inc.*	166,351	2,455,341
Ranpak Holdings Corp., Class A*	46,062	249,195
TriMas Corp.	34,623	1,227,385

		7,555,537

Metals & Mining (2.2%)
Alpha Metallurgical Resources, Inc.*	12,662	2,530,881
American Battery Technology Co.(x)*	119,562	399,337
Ascent Industries Co.*	7,675	124,258
Caledonia Mining Corp. plc	18,608	486,971
Century Aluminum Co.*	56,942	2,230,988
Coeur Mining, Inc.*	692,190	12,341,748
Commercial Metals Co.	120,705	8,355,200
Compass Minerals International, Inc.*	36,741	721,593
Constellium SE*	148,265	2,794,795
Contango ORE, Inc.*	12,597	332,687
Critical Metals Corp.(x)*	48,028	333,314
Dakota Gold Corp.*	99,038	562,536
Ferroglobe plc	134,502	624,089
Friedman Industries, Inc.	6,021	123,370
Hecla Mining Co.	686,951	13,182,590
Idaho Strategic Resources, Inc.(x)*	15,696	632,549
Ivanhoe Electric, Inc.*	114,574	1,830,892
Kaiser Aluminum Corp.	17,208	1,976,511
Lifezone Metals Ltd.(x)*	35,054	149,681
Materion Corp.	22,316	2,774,325
Metallus, Inc.*	39,863	684,049
NioCorp Developments Ltd.*	114,452	606,596

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Novagold Resources, Inc.*	327,759	$3,054,714
Olympic Steel, Inc.	10,149	434,225
Perpetua Resources Corp.*	91,838	2,223,398
Ramaco Resources, Inc., Class A*	44,394	799,092
Ryerson Holding Corp.	28,774	723,954
SSR Mining, Inc.*	220,127	4,825,184
SunCoke Energy, Inc.	91,921	661,831
Tredegar Corp.*	30,697	220,404
United States Antimony Corp.(x)*	127,268	638,885
US Gold Corp.(x)*	12,518	242,974
US Goldmining, Inc.*	2,994	26,407
USA Rare Earth, Inc.(x)*	94,771	1,127,775
Vox Royalty Corp.	60,297	285,808
Warrior Met Coal, Inc.	56,383	4,971,289
Worthington Steel, Inc.	35,267	1,220,944

		75,255,844

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	15,167	263,906
Magnera Corp.*	34,005	514,836
Sylvamo Corp.	37,204	1,791,372

		2,570,114

Total Materials		138,277,550

Real Estate (5.1%)
Diversified REITs (0.5%)
Alexander & Baldwin, Inc. (REIT)	78,726	1,624,905
Alpine Income Property Trust, Inc. (REIT)	14,322	239,464
American Assets Trust, Inc. (REIT)	58,167	1,101,101
Armada Hoffler Properties, Inc. (REIT)	86,069	569,777
Broadstone Net Lease, Inc. (REIT)	206,389	3,584,977
CTO Realty Growth, Inc. (REIT)	32,105	591,053
Essential Properties Realty Trust, Inc. (REIT)	215,448	6,390,188
Gladstone Commercial Corp. (REIT)	47,702	508,980
Global Net Lease, Inc. (REIT)	214,934	1,848,432
Modiv Industrial, Inc. (REIT), Class C(x)	9,468	136,245
NexPoint Diversified Real Estate Trust (REIT)	43,658	167,210

		16,762,332

Health Care REITs (0.9%)
American Healthcare REIT, Inc. (REIT)	183,254	8,623,933
CareTrust REIT, Inc. (REIT)	243,136	8,791,798
Community Healthcare Trust, Inc. (REIT)	31,334	514,504
Diversified Healthcare Trust (REIT)	239,244	1,160,333
Global Medical REIT, Inc. (REIT)	13,265	447,561
LTC Properties, Inc. (REIT)	49,407	1,698,613
National Health Investors, Inc. (REIT)	50,938	3,890,135
Sabra Health Care REIT, Inc. (REIT)	258,790	4,901,483
Sila Realty Trust, Inc. (REIT)	59,363	1,383,752
Strawberry Fields REIT, Inc. (REIT)	9,849	129,022
Universal Health Realty Income Trust (REIT)	13,648	535,138

		32,076,272

Hotel & Resort REITs (0.5%)
Apple Hospitality REIT, Inc. (REIT)	243,842	2,889,528
Braemar Hotels & Resorts, Inc. (REIT)(x)	68,867	197,648
Chatham Lodging Trust (REIT)	47,387	322,705
DiamondRock Hospitality Co. (REIT)	223,996	2,007,004
Pebblebrook Hotel Trust (REIT)	131,648	1,490,255
RLJ Lodging Trust (REIT)	149,124	1,110,974
Ryman Hospitality Properties, Inc. (REIT)	66,877	6,327,902
Service Properties Trust (REIT)	168,295	309,663
Summit Hotel Properties, Inc. (REIT)	115,062	560,352
Sunstone Hotel Investors, Inc. (REIT)	196,808	1,759,463
Xenia Hotels & Resorts, Inc. (REIT)	103,269	1,460,224

		18,435,718

Industrial REITs (0.4%)
Industrial Logistics Properties Trust (REIT)	64,477	357,203
Innovative Industrial Properties, Inc. (REIT)	29,987	1,420,184
LXP Industrial Trust (REIT)	63,284	3,137,621
One Liberty Properties, Inc. (REIT)	20,839	422,823
Plymouth Industrial REIT, Inc. (REIT)	45,915	1,004,620
Terreno Realty Corp. (REIT)	110,834	6,507,064

		12,849,515

Office REITs (0.5%)
Brandywine Realty Trust (REIT)	188,804	551,308
City Office REIT, Inc. (REIT)	45,185	315,843
COPT Defense Properties (REIT)	124,090	3,449,702
Douglas Emmett, Inc. (REIT)	147,731	1,623,564
Easterly Government Properties, Inc. (REIT), Class A	46,374	982,665
Empire State Realty Trust, Inc. (REIT), Class A	154,102	1,004,745
Franklin Street Properties Corp. (REIT)	98,012	92,700
Hudson Pacific Properties, Inc. (REIT)*	59,572	645,165
JBG SMITH Properties (REIT)	64,661	1,099,883
NET Lease Office Properties (REIT)	15,959	411,582
Peakstone Realty Trust (REIT)	42,511	610,033
Piedmont Realty Trust, Inc. (REIT)	136,682	1,139,928
Postal Realty Trust, Inc. (REIT), Class A	25,972	419,188
SL Green Realty Corp. (REIT)	77,517	3,555,705

		15,902,011

Real Estate Management & Development (0.6%)
American Realty Investors, Inc.(x)*	1,937	31,108
Anywhere Real Estate, Inc.*	113,812	1,611,578
Compass, Inc., Class A*	530,601	5,608,453
Cushman & Wakefield Ltd.*	188,369	3,049,694
Douglas Elliman, Inc.*	82,683	195,959
eXp World Holdings, Inc.(x)	99,389	899,470
Forestar Group, Inc.*	21,998	541,811
FRP Holdings, Inc.*	12,421	283,075
Kennedy-Wilson Holdings, Inc.	133,019	1,286,294
Marcus & Millichap, Inc.	26,126	712,978
Maui Land & Pineapple Co., Inc.*	8,767	148,513
Newmark Group, Inc., Class A	160,792	2,788,133

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
RE/MAX Holdings, Inc., Class A*	20,819	$158,016
Real Brokerage, Inc. (The)*	140,612	513,234
RMR Group, Inc. (The), Class A(x)	17,999	268,185
Seaport Entertainment Group, Inc.(x)*	7,475	147,781
St Joe Co. (The)	41,379	2,456,671
Stratus Properties, Inc.(x)*	6,484	156,783
Tejon Ranch Co.*	24,548	387,122
Transcontinental Realty Investors, Inc.*	1,627	95,375

		21,340,233

Residential REITs (0.3%)
Apartment Investment and Management Co. (REIT), Class A	148,855	884,199
BRT Apartments Corp. (REIT)	14,012	205,976
Centerspace (REIT)	18,714	1,248,598
Clipper Realty, Inc. (REIT)	13,165	50,290
Elme Communities (REIT)	94,866	1,650,668
Independence Realty Trust, Inc. (REIT)	259,741	4,540,273
NexPoint Residential Trust, Inc. (REIT)	23,682	712,828
UMH Properties, Inc. (REIT)	86,744	1,380,097
Veris Residential, Inc. (REIT)	80,512	1,198,019

		11,870,948

Retail REITs (1.0%)
Acadia Realty Trust (REIT)	143,221	2,941,759
Alexander’s, Inc. (REIT)(x)	2,513	547,683
CBL & Associates Properties, Inc. (REIT)	20,854	771,598
Curbline Properties Corp. (REIT)	105,842	2,456,593
FrontView REIT, Inc. (REIT)(x)	20,341	300,233
Getty Realty Corp. (REIT)	58,585	1,603,471
InvenTrust Properties Corp. (REIT)	85,169	2,402,618
Kite Realty Group Trust (REIT)	236,349	5,665,286
Macerich Co. (The) (REIT)	275,172	5,079,675
NETSTREIT Corp. (REIT)(x)	91,339	1,611,220
Phillips Edison & Co., Inc. (REIT)	137,359	4,885,860
Saul Centers, Inc. (REIT)	13,709	432,245
SITE Centers Corp. (REIT)	58,877	377,990
Tanger, Inc. (REIT)	121,416	4,051,652
Urban Edge Properties (REIT)	138,665	2,660,981
Whitestone REIT (REIT)	50,055	695,264

		36,484,128

Specialized REITs (0.4%)
Farmland Partners, Inc. (REIT)	45,100	437,019
Four Corners Property Trust, Inc. (REIT)	111,748	2,576,909
Gladstone Land Corp. (REIT)(x)	40,825	373,549
Outfront Media, Inc. (REIT)	160,152	3,859,663
PotlatchDeltic Corp. (REIT)	83,690	3,329,188
Safehold, Inc. (REIT)	61,662	844,153
Smartstop Self Storage REIT, Inc. (REIT)	35,151	1,087,572

		12,508,053

Total Real Estate		178,229,210

Utilities (2.7%)
Electric Utilities (0.9%)
Genie Energy Ltd., Class B	24,559	338,423
Hawaiian Electric Industries, Inc.(x)*	188,409	2,317,431
MGE Energy, Inc.	39,884	3,127,703
Oklo, Inc., Class A(x)*	117,540	8,434,670
Otter Tail Corp.	41,790	3,377,050
Portland General Electric Co.	122,179	5,863,370
TXNM Energy, Inc.	109,163	6,427,518

		29,886,165

Gas Utilities (0.9%)
Brookfield Infrastructure Corp., Class A	130,371	5,918,843
Chesapeake Utilities Corp.	25,106	3,132,224
New Jersey Resources Corp.	109,469	5,048,710
Northwest Natural Holding Co.	44,309	2,071,003
ONE Gas, Inc.	64,795	5,005,414
RGC Resources, Inc.	8,957	190,784
Southwest Gas Holdings, Inc.	70,130	5,611,803
Spire, Inc.	63,167	5,223,911

		32,202,692

Independent Power and Renewable Electricity Producers (0.2%)
Hallador Energy Co.*	33,188	631,899
Montauk Renewables, Inc.*	80,237	133,996
Ormat Technologies, Inc.	66,076	7,299,416

		8,065,311

Multi-Utilities (0.4%)
Avista Corp.	87,933	3,388,938
Black Hills Corp.	79,570	5,523,749
Northwestern Energy Group, Inc.	67,171	4,335,216
Unitil Corp.	17,506	847,991

		14,095,894

Water Utilities (0.3%)
American States Water Co.	41,722	3,024,011
Cadiz, Inc.*	62,207	348,981
California Water Service Group	64,524	2,795,825
Consolidated Water Co. Ltd.	17,046	601,553
Global Water Resources, Inc.	13,097	110,670
H2O America	35,917	1,759,574
Middlesex Water Co.	19,730	994,787
Pure Cycle Corp.*	22,979	252,539
York Water Co. (The)(x)	16,248	517,336

		10,405,276

Total Utilities		94,655,338

Total Common Stocks (90.4%) (Cost $2,133,847,429)		3,139,928,230

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	23,102	—
Akero Therapeutics, Inc., CVR (r)*	78,234	38,139
Chinook Therapeutics, Inc., CVR *	68,139	13,628
Icosavax, Inc., CVR *	31,364	9,410

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Rights	Value (Note 1)
Sanofi Aatd, Inc., CVR(r)*	38,335	$18,615

		79,792

Life Sciences Tools & Services (0.0%)
OmniAb, Inc., expiring 11/1/27(r)(x)*	14,714	—

Total Rights (0.0%)† (Cost $64,047)		79,792

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (6.8%)
Allspring Government Money Market Fund, Select Shares 3.72% (7 day yield) (xx)	35,000,000	35,000,000
BlackRock Liquidity FedFund, Institutional Shares 3.65% (7 day yield) (xx)	8,000,000	8,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.65% (7 day yield) (xx)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund 3.67% (7 day yield) (xx)	10,000,000	10,000,000
HSBC U.S. Government Money Market Fund, Intermediary Shares 3.66% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	12,138,702	12,138,702
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	147,763,322	147,822,427
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.69% (7 day yield) (xx)	8,000,000	8,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 3.74% (7 day yield) (xx)	2,000,000	2,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 3.66% (7 day yield) (xx)	10,000,000	10,000,000

Total Investment Companies		236,961,129

Total Short-Term Investments (6.8%) (Cost $236,895,773)		236,961,129

Total Investments in Securities (97.2%) (Cost $2,370,807,249)		3,376,969,151
Other Assets Less Liabilities (2.8%)		97,385,136

Net Assets (100%)		$3,474,354,287

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025, the market value or fair value, as applicable, of these securities amounted to $1,368,981 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $271,718,926. This was collateralized by $191,462,101 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.750%, maturing 1/15/26 – 8/15/55 and by cash of $89,138,702 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	2,680	3/2026	USD	334,732,000	(8,445,893)

					(8,445,893)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$86,932,276	$—	$—		$86,932,276
Consumer Discretionary	280,368,498	—	—		280,368,498
Consumer Staples	57,860,964	—	—		57,860,964
Energy	150,876,758	—	—		150,876,758
Financials	556,560,782	—	—	(a)	556,560,782
Health Care	588,167,198	—	—	(a)	588,167,198
Industrials	544,747,946	—	—		544,747,946
Information Technology	463,251,710	—	—		463,251,710
Materials	138,277,550	—	—		138,277,550
Real Estate	178,229,210	—	—		178,229,210
Utilities	94,655,338	—	—		94,655,338
Rights
Health Care	—	23,038	56,754		79,792
Short-Term Investments
Investment Companies	236,961,129	—	—		236,961,129

Total Assets	$3,376,889,359	$23,038	$56,754		$3,376,969,151

Liabilities:
Futures	$(8,445,893)	$—	$—		$(8,445,893)

Total Liabilities	$(8,445,893)	$—	$—		$(8,445,893)

Total	$3,368,443,466	$23,038	$56,754		$3,368,523,258

(a)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(8,445,893	)*

Total		$(8,445,893)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(47,266,033)	$(47,266,033)

Total	$(47,266,033)	$(47,266,033)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$11,065,233	$11,065,233

Total	$11,065,233	$11,065,233

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$314,526,000
Average notional value of contracts — short	12,607,000

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$412,636,387
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$728,549,096

During the year ended December 31, 2025, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost ofPurchases (affiliated 8%)*	Net Proceeds of Sales and Redemptions (affiliated 21%)*	Net Realized Gain (Loss)
$33,958,443	$155,097,604	$76,386,119

* Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,471,987,844
Aggregate gross unrealized depreciation	(473,319,746)

Net unrealized appreciation	$998,668,098

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,369,855,160

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $2,370,807,249)	$3,376,969,151
Cash	157,995,952
Cash held as collateral at broker for futures	28,479,600
Dividends, interest and other receivables	3,861,969
Receivable for securities sold	1,838,028
Securities lending income receivable	162,449
Receivable for Portfolio shares sold	39,568
Other assets	13,570

Total assets	3,569,360,287

LIABILITIES
Payable for return of collateral on securities loaned	89,138,702
Due to broker for futures variation margin	2,642,453
Investment management fees payable	1,323,142
Payable for Portfolio shares repurchased	1,194,854
Administrative fees payable	373,143
Payable for securities purchased	114,802
Distribution fees payable – Class IB	84,914
Accrued expenses	133,990

Total liabilities	95,006,000

Commitments and contingent liabilities^
NET ASSETS	$3,474,354,287

Net assets were comprised of:
Paid in capital	$2,581,169,965
Total distributable earnings (loss)	893,184,322

Net assets	$3,474,354,287

Class IB
Net asset value, offering and redemption price per share, $390,867,561 / 19,003,772 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.57

Class K
Net asset value, offering and redemption price per share, $3,083,486,726 / 148,059,066 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.83

(x)	Includes value of securities on loan of $271,718,926.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $103,354 foreign withholding tax)	$41,683,527
Interest	7,650,369
Securities lending (net)	2,463,310

Total income	51,797,206

EXPENSES
Investment management fees	14,773,197
Administrative fees	4,192,474
Distribution fees – Class IB	964,835
Professional fees	229,523
Printing and mailing expenses	172,006
Custodian fees	148,100
Trustees’ fees	115,400
Miscellaneous	89,858

Total expenses	20,685,393

NET INVESTMENT INCOME (LOSS)	31,111,813

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	146,960,026
Futures contracts	(47,266,033)

Net realized gain (loss)	99,693,993

Change in unrealized appreciation (depreciation) on:
Investments in securities	196,376,772
Futures contracts	11,065,233

Net change in unrealized appreciation (depreciation)	207,442,005

NET REALIZED AND UNREALIZED GAIN (LOSS)	307,135,998

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$338,247,811

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$31,111,813	$37,224,798
Net realized gain (loss)	99,693,993	213,567,670
Net change in unrealized appreciation (depreciation)	207,442,005	106,553,743

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	338,247,811	357,346,211

Distributions to shareholders:
Class IB	(16,649,018)	(32,679,243)
Class K	(136,007,706)	(243,788,991)

Total distributions to shareholders	(152,656,724)	(276,468,234)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 741,575 and 502,472 shares, respectively ]	13,892,225	10,022,343
Capital shares issued in reinvestment of dividends and distributions [ 787,443 and 1,584,072 shares, respectively ]	16,649,018	32,679,243
Capital shares repurchased [ (3,557,157) and (3,571,222) shares, respectively ]	(70,223,351)	(71,711,624)

Total Class IB transactions	(39,682,108)	(29,010,038)

Class K
Capital shares sold [ 15,490,601 and 14,606,607 shares, respectively ]	262,950,487	286,221,520
Capital shares issued in reinvestment of dividends and distributions [ 6,351,425 and 11,678,213 shares, respectively ]	136,007,706	243,788,991
Capital shares repurchased [ (26,785,426) and (20,679,474) shares, respectively ]	(520,491,326)	(415,021,828)

Total Class K transactions	(121,533,133)	114,988,683

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(161,215,241)	85,978,645

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,375,846	166,856,622
NET ASSETS:
Beginning of year	3,449,978,441	3,283,121,819

End of year	$3,474,354,287	$3,449,978,441

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$19.62	$19.15	$16.86	$22.34	$23.34

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	0.18	0.16	0.12	0.06	(aa)
Net realized and unrealized gain (loss)	1.71	1.91	2.53	(5.11)	3.11

Total from investment operations	1.85	2.09	2.69	(4.99)	3.17

Less distributions:
Dividends from net investment income	(0.19)	(0.28)	(0.23)	(0.14)	(0.10)
Distributions from net realized gains	(0.71)	(1.34)	(0.17)	(0.35)	(4.07)

Total dividends and distributions	(0.90)	(1.62)	(0.40)	(0.49)	(4.17)

Net asset value, end of year	$20.57	$19.62	$19.15	$16.86	$22.34

Total return	9.32%	10.65%	15.99%	(22.40)%	13.92%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$390,868	$412,674	$431,108	$411,368	$581,771
Ratio of expenses to average net assets (f)	0.84%	0.84%	0.84%	0.83%	0.82	%(g)
Ratio of net investment income (loss) to average net assets (f)	0.70%	0.88%	0.91%	0.67%	0.25	%(bb)
Portfolio turnover rate^	14%	18%	11%	15%	19%

Class K	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$19.85	$19.35	$17.03	$22.56	$23.53

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19	0.23	0.21	0.17	0.13	(aa)
Net realized and unrealized gain (loss)	1.74	1.94	2.55	(5.17)	3.13

Total from investment operations	1.93	2.17	2.76	(5.00)	3.26

Less distributions:
Dividends from net investment income	(0.24)	(0.33)	(0.27)	(0.18)	(0.16)
Distributions from net realized gains	(0.71)	(1.34)	(0.17)	(0.35)	(4.07)

Total dividends and distributions	(0.95)	(1.67)	(0.44)	(0.53)	(4.23)

Net asset value, end of year	$20.83	$19.85	$19.35	$17.03	$22.56

Total return	9.60%	10.94%	16.27%	(22.20)%	14.20%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,083,487	$3,037,304	$2,852,014	$2,777,777	$3,830,106
Ratio of expenses to average net assets (f)	0.59%	0.59%	0.59%	0.58%	0.57	%(g)
Ratio of net investment income (loss) to average net assets (f)	0.96%	1.14%	1.15%	0.93%	0.50	%(bb)
Portfolio turnover rate^	14%	18%	11%	15%	19%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.05 and $0.11 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.07% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.3%)
ANZ Group Holdings Ltd.	253,598	$6,150,132
APA Group	112,045	670,716
Aristocrat Leisure Ltd.	48,769	1,893,526
ASX Ltd.	14,997	514,824
BHP Group Ltd.	432,354	13,125,295
Brambles Ltd.	114,821	1,759,328
CAR Group Ltd.	33,175	681,006
Cochlear Ltd.	5,309	923,508
Coles Group Ltd.	113,528	1,624,357
Commonwealth Bank of Australia	142,457	15,265,178
Computershare Ltd.	46,404	1,057,238
CSL Ltd.	41,300	4,758,502
Evolution Mining Ltd.	177,287	1,500,202
Fortescue Ltd.	142,324	2,090,508
Glencore plc	862,341	4,725,707
Goodman Group (REIT)	175,129	3,620,705
Insurance Australia Group Ltd.	209,775	1,117,147
Lottery Corp. Ltd. (The)	184,222	634,373
Lynas Rare Earths Ltd.*	78,417	651,005
Macquarie Group Ltd.	30,689	4,161,598
Medibank Pvt. Ltd.	247,691	791,771
National Australia Bank Ltd.	260,747	7,362,342
Northern Star Resources Ltd.	115,214	2,055,218
Origin Energy Ltd.	151,373	1,160,706
Pro Medicus Ltd.	4,708	693,948
Qantas Airways Ltd.	61,812	428,178
QBE Insurance Group Ltd.	124,851	1,657,221
REA Group Ltd.	4,693	574,354
Rio Tinto Ltd.	31,601	3,096,276
Rio Tinto plc	96,087	7,763,457
Santos Ltd.	275,171	1,133,030
Scentre Group (REIT)	455,627	1,277,063
SGH Ltd.	17,495	542,317
Sigma Healthcare Ltd.	423,374	830,664
Sonic Healthcare Ltd.	39,977	603,204
South32 Ltd.	373,269	886,800
Stockland (REIT)	204,667	782,629
Suncorp Group Ltd.	89,709	1,056,658
Telstra Group Ltd.	333,178	1,082,827
Transurban Group	269,581	2,556,448
Vicinity Ltd. (REIT)	333,111	569,092
Washington H Soul Pattinson & Co. Ltd.	28,926	716,942
Wesfarmers Ltd.	95,882	5,188,694
Westpac Banking Corp.	291,165	7,500,326
WiseTech Global Ltd.	16,208	740,491
Woodside Energy Group Ltd.	160,183	2,521,727
Woolworths Group Ltd.	106,344	2,085,060

		122,582,298

Austria (0.3%)
Erste Group Bank AG	26,358	3,187,422
OMV AG	12,773	713,315
Raiffeisen Bank International AG	11,390	512,666
Verbund AG	6,520	475,063

		4,888,466

Belgium (0.8%)
Ageas SA/NV	12,482	877,197
Anheuser-Busch InBev SA/NV	84,145	5,428,908
D’ieteren Group	2,008	363,174
Elia Group SA/NV, Class B (x)	3,511	452,636
Financiere de Tubize SA	1,734	425,900
Groupe Bruxelles Lambert NV	6,360	567,671
KBC Group NV	19,458	2,543,958
Lotus Bakeries NV (x)	37	341,337
Sofina SA	1,357	393,902
Syensqo SA (x)	6,266	504,862
UCB SA	10,902	3,056,950

		14,956,495

Brazil (0.0%)†
Yara International ASA	13,919	571,673

Chile (0.1%)
Antofagasta plc	33,720	1,490,400

China (0.5%)
BOC Hong Kong Holdings Ltd.	315,000	1,595,500
Prosus NV	111,382	6,917,860
SITC International Holdings Co. Ltd.	111,000	397,351
Wharf Holdings Ltd. (The) (x)	71,095	198,595
Wilmar International Ltd.	170,200	407,823
Yangzijiang Shipbuilding Holdings Ltd.	214,900	581,805

		10,098,934

Denmark (1.7%)
Carlsberg A/S, Class B	8,023	1,054,308
Coloplast A/S, Class B	10,451	898,480
Danske Bank A/S	56,613	2,837,932
Demant A/S (x)*	7,470	252,931
DSV A/S	17,660	4,487,487
Genmab A/S*	5,353	1,707,226
Novo Nordisk A/S, Class B	274,163	14,030,275
Novonesis Novozymes B	29,034	1,862,920
Orsted A/S (m)*	45,784	881,369
Pandora A/S	6,492	722,780
ROCKWOOL A/S, Class B	8,090	286,908
Tryg A/S	27,391	717,566
Vestas Wind Systems A/S	85,543	2,333,854

		32,074,036

Finland (1.0%)
Elisa OYJ	11,149	494,481
Fortum OYJ	40,890	873,620
Kesko OYJ, Class B	24,073	544,594
Kone OYJ, Class B	28,771	2,047,635
Metso OYJ	54,238	954,833
Neste OYJ	35,712	814,613
Nokia OYJ	450,564	2,950,390
Nordea Bank Abp	262,923	4,970,058
Orion OYJ, Class B	9,717	726,846
Sampo OYJ, Class A	209,205	2,539,710
Stora Enso OYJ, Class R (x)	47,139	593,033
UPM-Kymmene OYJ (x)	43,280	1,260,885
Wartsila OYJ Abp	43,835	1,566,053

		20,336,751

France (8.2%)
Accor SA	16,762	949,871
Aeroports de Paris SA	2,699	353,346
Air Liquide SA	49,249	9,275,436

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Airbus SE	50,584	$11,794,149
Alstom SA*	28,445	841,397
Amundi SA (m)	5,296	439,405
AXA SA	147,662	7,107,886
BioMerieux	3,678	476,759
BNP Paribas SA	85,562	8,123,633
Bollore SE	65,112	366,835
Bouygues SA	17,167	894,746
Bureau Veritas SA	27,589	881,246
Capgemini SE	13,350	2,231,749
Carrefour SA	52,638	880,270
Cie de Saint-Gobain SA	37,836	3,866,665
Cie Generale des Etablissements Michelin SCA	57,115	1,900,211
Covivio SA (REIT)	4,327	288,070
Credit Agricole SA	90,341	1,863,262
Danone SA	54,938	4,957,158
Dassault Aviation SA	1,606	516,762
Dassault Systemes SE	56,407	1,580,342
Edenred SE	18,314	406,993
Eiffage SA	5,907	849,689
Engie SA	157,285	4,142,294
EssilorLuxottica SA	25,627	8,128,538
FDJ United (x)	8,409	233,419
Gecina SA (REIT)	4,388	417,183
Getlink SE	25,479	471,002
Hermes International SCA	2,696	6,723,216
Ipsen SA	3,511	491,009
Kering SA	6,275	2,219,688
Klepierre SA (REIT)	17,847	707,656
Legrand SA	22,475	3,361,006
L’Oreal SA	20,447	8,809,147
LVMH Moet Hennessy Louis Vuitton SE	21,288	16,136,389
Orange SA	156,713	2,615,202
Pernod Ricard SA	16,732	1,437,398
Publicis Groupe SA	19,724	2,054,180
Renault SA	15,949	663,887
Rexel SA	20,113	793,960
Safran SA	30,653	10,713,361
Sartorius Stedim Biotech	2,365	583,663
Societe Generale SA	59,902	4,837,670
Sodexo SA	7,489	384,607
Thales SA	8,008	2,162,648
TotalEnergies SE (Paris Stock Exchange)	169,056	11,044,322
Unibail-Rodamco-Westfield (REIT)	10,598	1,155,304
Veolia Environnement SA	54,498	1,903,449
Vinci SA	42,469	5,991,644

		159,027,722

Germany (8.7%)
adidas AG	14,493	2,879,289
Allianz SE (Registered)	32,873	15,085,932
BASF SE	75,163	3,924,571
Bayer AG (Registered)	83,631	3,637,459
Bayerische Motoren Werke AG (x)	23,731	2,597,551
Bayerische Motoren Werke AG (Preference) (q)	4,504	484,319
Beiersdorf AG	8,709	958,798
Brenntag SE (x)	10,331	601,708
Commerzbank AG	63,417	2,690,448
Continental AG	8,731	697,315
CTS Eventim AG & Co. KGaA	5,603	516,895
Daimler Truck Holding AG (x)	39,862	1,748,286
Deutsche Bank AG (Registered)	157,557	6,130,680
Deutsche Boerse AG	16,114	4,236,246
Deutsche Lufthansa AG (Registered)	50,025	494,184
Deutsche Post AG	81,262	4,462,673
Deutsche Telekom AG (Registered)	313,174	10,180,044
Dr Ing hc F Porsche AG (Preference) (m)(q)(x)	9,044	484,873
E.ON SE	192,772	3,653,049
Evonik Industries AG	24,597	386,189
Fresenius Medical Care AG	18,358	879,369
Fresenius SE & Co. KGaA	36,060	2,075,660
GEA Group AG	13,099	889,770
Hannover Rueck SE	4,980	1,557,934
Heidelberg Materials AG	11,471	3,006,200
Henkel AG & Co. KGaA	8,332	636,465
Henkel AG & Co. KGaA (Preference) (q)	13,326	1,089,673
Hensoldt AG (x)	5,677	489,696
HOCHTIEF AG (x)	1,345	532,677
Infineon Technologies AG	110,802	4,912,993
Knorr-Bremse AG	5,784	646,768
LEG Immobilien SE	6,468	473,174
Mercedes-Benz Group AG	61,017	4,307,450
Merck KGaA	10,968	1,580,264
MTU Aero Engines AG	4,672	1,950,787
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	11,121	7,347,616
Nemetschek SE	5,200	567,105
Porsche Automobil Holding SE (Preference) (q)	13,795	647,178
Rational AG	466	362,266
Rheinmetall AG	3,916	7,183,852
RWE AG	54,310	2,888,725
SAP SE	88,892	21,765,466
Sartorius AG (Preference) (q)	2,314	672,239
Scout24 SE (m)	6,459	651,275
Siemens AG (Registered)	64,697	18,183,032
Siemens Energy AG*	65,973	9,334,789
Siemens Healthineers AG (m)	28,737	1,517,026
Symrise AG, Class A	11,583	937,618
Talanx AG	5,401	722,318
Volkswagen AG (Preference) (q)(x)	17,414	2,119,144
Vonovia SE	63,389	1,828,101
Zalando SE (m)*	17,454	519,773

		168,126,912

Hong Kong (1.7%)
AIA Group Ltd.	894,212	9,180,302
CK Asset Holdings Ltd.	164,152	829,334
CK Infrastructure Holdings Ltd.	53,000	392,255
CLP Holdings Ltd.	140,000	1,252,008
Futu Holdings Ltd. (ADR)*	4,629	760,128
Hang Seng Bank Ltd.	67,800	1,337,235
Henderson Land Development Co. Ltd. (x)	127,025	459,286
HKT Trust & HKT Ltd.	297,013	439,259
Hong Kong & China Gas Co. Ltd.	999,722	900,465
Hong Kong Exchanges & Clearing Ltd.	102,258	5,355,514

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Hongkong Land Holdings Ltd.	87,500	$608,125
Link REIT (REIT)	229,380	1,023,894
MTR Corp. Ltd.	134,000	513,087
Power Assets Holdings Ltd. (x)	117,500	832,632
Prudential plc	221,825	3,422,158
Sino Land Co. Ltd.	319,172	419,127
Sun Hung Kai Properties Ltd.	126,500	1,539,254
Swire Pacific Ltd., Class A (x)	33,500	269,887
Techtronic Industries Co. Ltd.	121,000	1,397,703
WH Group Ltd. (m)	695,603	774,908
Wharf Real Estate Investment Co. Ltd.	150,900	476,585

		32,183,146

Indonesia (0.0%)†
Jardine Matheson Holdings Ltd.	13,600	894,608

Ireland (0.4%)
AerCap Holdings NV	13,817	1,986,332
AIB Group plc	181,970	1,967,430
Bank of Ireland Group plc	81,249	1,563,548
Kerry Group plc, Class A	14,356	1,315,951
Kingspan Group plc	13,035	1,135,884

		7,969,145

Israel (0.8%)
Azrieli Group Ltd.	3,713	420,322
Bank Hapoalim BM	108,258	2,449,322
Bank Leumi Le-Israel BM	130,889	2,885,308
Check Point Software Technologies Ltd.*	6,516	1,209,109
Elbit Systems Ltd.	2,395	1,380,798
ICL Group Ltd.	74,932	430,596
Israel Discount Bank Ltd., Class A	104,767	1,112,628
Mizrahi Tefahot Bank Ltd.	13,157	918,848
Nice Ltd.*	5,312	595,662
Nova Ltd.*	2,618	876,435
Phoenix Financial Ltd.	20,191	835,652
Teva Pharmaceutical Industries Ltd. (ADR)*	96,306	3,005,710
Wix.com Ltd.*	3,309	343,772

		16,464,162

Italy (3.0%)
Banca Mediolanum SpA	19,982	457,211
Banca Monte dei Paschi di Siena SpA	166,454	1,785,981
Banco BPM SpA	97,491	1,491,720
BPER Banca SpA	123,666	1,685,854
Coca-Cola HBC AG	17,993	931,826
Davide Campari-Milano NV (x)	45,395	295,442
Enel SpA	692,369	7,222,967
Eni SpA	171,563	3,254,160
Ferrari NV	10,912	4,086,939
FinecoBank Banca Fineco SpA	52,256	1,363,330
Generali (x)	71,893	3,020,469
Infrastrutture Wireless Italiane SpA (m)	27,783	257,450
Intesa Sanpaolo SpA	1,212,462	8,436,746
Leonardo SpA	34,698	2,004,602
Moncler SpA	20,198	1,303,619
Nexi SpA (m)(x)	53,438	265,080
Poste Italiane SpA (m)(x)	38,174	963,638
Prysmian SpA	24,220	2,458,664
Recordati Industria Chimica e Farmaceutica SpA	9,973	568,902
Ryanair Holdings plc	72,716	2,525,220
Snam SpA	170,599	1,133,960
Telecom Italia SpA*	1,055,769	637,492
Terna-Rete Elettrica Nazionale	118,456	1,260,403
UniCredit SpA	119,341	9,946,498
Unipol Assicurazioni SpA	29,445	711,799

		58,069,972

Ivory Coast (0.0%)†
Endeavour Mining plc	16,720	872,661

Japan (19.9%)
Advantest Corp.	65,200	8,172,893
Aeon Co. Ltd. (x)	187,200	2,960,255
AGC, Inc. (x)	16,800	556,961
Aisin Corp.	39,800	743,455
Ajinomoto Co., Inc.	75,500	1,598,784
ANA Holdings, Inc.	11,400	216,807
Asahi Group Holdings Ltd. (x)	126,000	1,318,801
Asahi Kasei Corp.	113,100	1,002,911
Asics Corp.	60,500	1,450,316
Astellas Pharma, Inc.	152,200	2,033,673
Bandai Namco Holdings, Inc.	48,700	1,297,091
Bridgestone Corp. (x)	98,600	2,211,954
Canon, Inc. (x)	74,000	2,188,726
Capcom Co. Ltd. (x)	30,000	699,247
Central Japan Railway Co.	66,800	1,849,538
Chiba Bank Ltd. (The)	48,400	540,112
Chubu Electric Power Co., Inc.	57,900	891,565
Chugai Pharmaceutical Co. Ltd.	56,900	2,994,297
Dai Nippon Printing Co. Ltd.	32,400	557,237
Daifuku Co. Ltd. (x)	28,200	887,191
Dai-ichi Life Holdings, Inc.	299,600	2,493,160
Daiichi Sankyo Co. Ltd.	149,700	3,199,665
Daikin Industries Ltd.	22,100	2,833,044
Daito Trust Construction Co. Ltd.	24,500	467,039
Daiwa House Industry Co. Ltd.	46,700	1,549,710
Daiwa Securities Group, Inc.	111,300	973,804
Denso Corp.	148,600	2,047,234
Disco Corp.	7,700	2,367,907
East Japan Railway Co.	82,127	2,166,425
Ebara Corp. (x)	40,000	940,756
Eisai Co. Ltd. (x)	23,000	684,244
ENEOS Holdings, Inc.	231,790	1,638,097
FANUC Corp. (x)	78,900	3,064,528
Fast Retailing Co. Ltd.	16,200	5,888,841
Fuji Electric Co. Ltd.	11,800	892,684
FUJIFILM Holdings Corp.	96,900	2,068,652
Fujikura Ltd.	21,700	2,416,037
Fujitsu Ltd.	148,700	4,109,565
Hankyu Hanshin Holdings, Inc.	20,300	510,999
Hikari Tsushin, Inc.	1,500	418,954
Hitachi Ltd.	390,000	12,204,929
Honda Motor Co. Ltd.	320,000	3,137,896
Hoya Corp.	29,100	4,400,112
Hulic Co. Ltd. (x)	39,300	430,157
Idemitsu Kosan Co. Ltd.	67,385	508,915
IHI Corp.	88,900	1,563,298
Inpex Corp. (x)	76,100	1,519,182
Isuzu Motors Ltd.	47,000	731,975

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
ITOCHU Corp.	506,000	$6,379,916
Japan Airlines Co. Ltd.	10,938	202,853
Japan Exchange Group, Inc.	86,900	929,803
Japan Post Bank Co. Ltd.	148,900	2,099,847
Japan Post Holdings Co. Ltd.	154,100	1,623,736
Japan Post Insurance Co. Ltd.	15,400	463,258
Japan Tobacco, Inc. (x)	102,000	3,672,625
JFE Holdings, Inc. (x)	46,000	586,600
JX Advanced Metals Corp.	48,200	603,115
Kajima Corp.	35,900	1,337,312
Kansai Electric Power Co., Inc. (The)	83,000	1,300,849
Kao Corp. (x)	40,600	1,622,808
Kawasaki Heavy Industries Ltd.	12,100	801,826
Kawasaki Kisen Kaisha Ltd. (x)	33,100	460,873
KDDI Corp.	248,000	4,288,228
Keyence Corp.	16,740	6,057,349
Kikkoman Corp. (x)	60,300	547,412
Kioxia Holdings Corp.*	16,300	1,085,869
Kirin Holdings Co. Ltd. (x)	65,100	975,835
Kobe Bussan Co. Ltd.	13,300	321,802
Komatsu Ltd.	82,000	2,617,467
Konami Group Corp.	8,200	1,116,611
Kubota Corp. (x)	85,600	1,211,264
Kyocera Corp.	106,200	1,489,200
Kyowa Kirin Co. Ltd. (x)	17,800	287,159
Lasertec Corp. (x)	6,700	1,268,013
LY Corp.	215,700	574,502
M3, Inc. (x)	36,500	492,601
Makita Corp.	20,500	619,947
Marubeni Corp.	119,500	3,320,886
MatsukiyoCocokara & Co. (x)	29,000	502,094
Minebea Mitsumi, Inc.	30,300	607,586
Mitsubishi Chemical Group Corp.	102,100	596,474
Mitsubishi Corp.	273,900	6,270,464
Mitsubishi Electric Corp.	163,300	4,779,944
Mitsubishi Estate Co. Ltd.	91,000	2,219,810
Mitsubishi HC Capital, Inc.	73,600	615,996
Mitsubishi Heavy Industries Ltd.	272,790	6,687,395
Mitsubishi UFJ Financial Group, Inc.	975,900	15,531,912
Mitsui & Co. Ltd.	209,500	6,209,835
Mitsui Fudosan Co. Ltd.	227,800	2,589,364
Mitsui OSK Lines Ltd. (x)	28,500	856,965
Mizuho Financial Group, Inc.	211,943	7,712,430
MonotaRO Co. Ltd. (x)	20,000	319,267
MS&AD Insurance Group Holdings, Inc.	107,740	2,533,238
Murata Manufacturing Co. Ltd.	144,400	2,992,354
NEC Corp.	109,700	3,718,763
Nexon Co. Ltd. (x)	28,900	706,080
Nidec Corp.	67,100	913,287
Nintendo Co. Ltd.	94,000	6,358,082
Nippon Building Fund, Inc. (REIT) (x)	707	644,984
Nippon Paint Holdings Co. Ltd. (x)	82,600	552,372
Nippon Sanso Holdings Corp. (x)	14,800	441,052
Nippon Steel Corp. (x)	419,040	1,716,930
Nippon Yusen KK (x)	35,000	1,134,640
Nissan Motor Co. Ltd. (x)*	197,400	491,610
Nitori Holdings Co. Ltd.	35,000	612,791
Nitto Denko Corp.	58,700	1,392,176
Nomura Holdings, Inc.	260,200	2,161,135
Nomura Research Institute Ltd.	32,198	1,237,641
NTT, Inc.	2,505,600	2,522,556
Obayashi Corp.	51,800	1,081,041
Obic Co. Ltd.	26,100	820,124
Olympus Corp.	93,900	1,189,636
Oracle Corp.	3,400	286,300
Oriental Land Co. Ltd. (x)	91,400	1,691,285
ORIX Corp.	97,900	2,846,250
Osaka Gas Co. Ltd.	30,600	1,060,764
Otsuka Corp. (x)	21,300	439,489
Otsuka Holdings Co. Ltd.	36,900	2,090,230
Pan Pacific International Holdings Corp.	166,000	988,009
Panasonic Holdings Corp.	200,200	2,586,215
Rakuten Group, Inc. (x)*	128,400	822,993
Recruit Holdings Co. Ltd.	119,800	6,766,283
Renesas Electronics Corp.*	146,600	2,002,835
Resona Holdings, Inc.	176,505	1,682,341
Ryohin Keikaku Co. Ltd.	45,200	802,773
Sanrio Co. Ltd. (x)	16,400	514,803
SBI Holdings, Inc.	49,040	1,056,627
SCREEN Holdings Co. Ltd. (x)	6,800	661,593
Secom Co. Ltd.	33,700	1,198,992
Seibu Holdings, Inc.	18,200	500,082
Sekisui Chemical Co. Ltd.	34,200	575,313
Sekisui House Ltd. (x)	48,700	1,087,542
Seven & i Holdings Co. Ltd.	178,500	2,564,570
SG Holdings Co. Ltd. (x)	25,300	231,534
Shimadzu Corp.	19,200	510,889
Shimano, Inc. (x)	6,000	633,363
Shin-Etsu Chemical Co. Ltd.	143,600	4,467,331
Shionogi & Co. Ltd.	63,200	1,146,267
Shiseido Co. Ltd. (x)	33,900	493,004
SMC Corp.	4,900	1,703,613
SoftBank Corp.	2,466,400	3,382,168
SoftBank Group Corp.	325,200	9,134,831
Sompo Holdings, Inc.	76,975	2,622,182
Sony Financial Group, Inc.*	549,600	582,441
Sony Group Corp.	523,500	13,448,442
Subaru Corp.	50,000	1,083,695
Sumitomo Corp.	93,500	3,230,478
Sumitomo Electric Industries Ltd.	61,500	2,483,322
Sumitomo Metal Mining Co. Ltd.	20,199	819,746
Sumitomo Mitsui Financial Group, Inc.	311,991	10,040,517
Sumitomo Mitsui Trust Group, Inc.	54,536	1,663,167
Sumitomo Realty & Development Co. Ltd.	50,400	1,265,148
Suntory Beverage & Food Ltd. (x)	13,200	398,343
Suzuki Motor Corp.	131,500	1,959,824
Sysmex Corp.	45,000	443,134
T&D Holdings, Inc.	41,000	946,214
Taisei Corp.	12,100	1,145,962
Takeda Pharmaceutical Co. Ltd.	137,663	4,249,238
TDK Corp.	162,800	2,297,949
Terumo Corp.	112,800	1,634,678
TIS, Inc.	17,600	590,674
Toho Co. Ltd. (x)	9,600	489,071
Tokio Marine Holdings, Inc.	155,300	5,767,238
Tokyo Electron Ltd.	38,100	8,347,753
Tokyo Gas Co. Ltd.	27,700	1,097,284
Tokyo Metro Co. Ltd. (x)	28,100	286,041
Tokyu Corp. (x)	46,300	540,915
TOPPAN Holdings, Inc.	20,100	598,098

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Toray Industries, Inc. (x)	118,300	$770,340
Toyota Industries Corp. (x)	14,200	1,613,636
Toyota Motor Corp.	806,750	17,284,557
Toyota Tsusho Corp.	58,700	1,976,403
Trend Micro, Inc. (x)*	11,200	464,903
Tsuruha Holdings, Inc. (x)	22,800	418,912
Unicharm Corp. (x)	100,600	574,802
West Japan Railway Co. (x)	35,500	708,459
Yamaha Motor Co. Ltd. (x)	79,300	587,004
Yokogawa Electric Corp.	18,600	595,618
Yokohama Financial Group, Inc.	82,700	682,919
Zensho Holdings Co. Ltd.	8,400	481,295
ZOZO, Inc. (x)	43,400	357,695

		384,955,603

Luxembourg (0.1%)
ArcelorMittal SA	38,673	1,776,582
CVC Capital Partners plc (m)	20,576	345,787
Eurofins Scientific SE (x)	10,490	769,258

		2,891,627

Macau (0.1%)
Galaxy Entertainment Group Ltd.	170,000	837,036
Sands China Ltd.	186,800	470,438

		1,307,474

Mexico (0.0%)†
Fresnillo plc	19,755	887,803

Netherlands (4.1%)
ABN AMRO Bank NV (CVA) (m)	48,954	1,713,841
Adyen NV(m)*	2,174	3,512,967
Akzo Nobel NV	14,484	1,007,678
Argenx SE*	5,222	4,398,926
ASM International NV	4,091	2,488,488
ASML Holding NV	33,042	35,778,845
ASR Nederland NV	13,042	929,120
BE Semiconductor Industries NV	6,414	1,008,172
Euronext NV (m)	6,576	989,199
EXOR NV	7,970	678,592
Heineken Holding NV	11,272	826,604
Heineken NV	24,788	2,031,586
IMCD NV	4,722	429,182
ING Groep NV	257,216	7,257,749
JDE Peet’s NV	13,778	515,874
Koninklijke Ahold Delhaize NV	75,191	3,081,269
Koninklijke KPN NV	319,429	1,492,562
Koninklijke Philips NV	67,657	1,847,824
Magnum Ice Cream Co. NV (The) (x)*	42,450	673,771
Nebius Group NV, Class A (x)*	16,723	1,399,799
NN Group NV	22,525	1,740,228
Randstad NV	9,266	352,490
Universal Music Group NV	92,857	2,425,861
Wolters Kluwer NV	19,967	2,072,917

		78,653,544

New Zealand (0.2%)
Auckland International Airport Ltd.	135,558	650,136
Contact Energy Ltd.	64,571	343,885
Fisher & Paykel Healthcare Corp. Ltd.	49,145	1,068,145
Infratil Ltd.	86,890	554,298
Meridian Energy Ltd.	123,596	398,498
Xero Ltd.*	14,687	1,117,552

		4,132,514

Norway (0.5%)
Aker BP ASA	26,960	687,106
DNB Bank ASA	75,051	2,095,918
Equinor ASA	64,148	1,508,242
Gjensidige Forsikring ASA	18,661	559,089
Kongsberg Gruppen ASA	36,650	940,247
Mowi ASA	40,421	975,237
Norsk Hydro ASA	121,674	943,939
Orkla ASA	57,730	644,308
Salmar ASA	5,312	325,413
Telenor ASA	51,239	745,710

		9,425,209

Poland (0.0%)†
InPost SA (x)*	20,677	254,417

Portugal (0.2%)
Banco Comercial Portugues SA, Class R	635,884	669,722
EDP SA	264,270	1,215,882
Galp Energia SGPS SA	36,247	623,201
Jeronimo Martins SGPS SA	22,028	524,477

		3,033,282

Singapore (1.6%)
CapitaLand Ascendas REIT (REIT)	333,466	734,175
CapitaLand Integrated Commercial Trust (REIT)	528,395	982,468
CapitaLand Investment Ltd.	196,400	414,069
DBS Group Holdings Ltd.	181,210	7,945,383
Grab Holdings Ltd., Class A*	190,892	952,551
Keppel Ltd.	129,400	1,041,925
Oversea-Chinese Banking Corp. Ltd.	288,306	4,432,026
Sea Ltd. (ADR)*	31,475	4,015,266
Sembcorp Industries Ltd.	71,400	334,392
Singapore Airlines Ltd.	125,600	625,362
Singapore Exchange Ltd.	74,700	985,617
Singapore Technologies Engineering Ltd.	133,900	877,111
Singapore Telecommunications Ltd.	649,500	2,299,070
STMicroelectronics NV	56,726	1,495,949
United Overseas Bank Ltd.	106,775	2,912,347

		30,047,711

South Africa (0.2%)
Anglo American plc	94,045	3,910,792

South Korea (0.0%)†
Delivery Hero SE (m)(x)*	18,045	481,811

Spain (3.4%)
Acciona SA (x)	1,985	433,662
ACS Actividades de Construccion y Servicios SA	14,792	1,474,995
Aena SME SA (m)	64,048	1,792,912
Amadeus IT Group SA	37,896	2,798,603
Banco Bilbao Vizcaya Argentaria SA	490,613	11,560,196
Banco de Sabadell SA	434,885	1,719,774
Banco Santander SA	1,267,147	14,995,752
Bankinter SA (x)	56,024	931,957
CaixaBank SA	330,020	4,050,984
Cellnex Telecom SA (m)	42,490	1,369,696
EDP Renovaveis SA	29,341	415,158
Endesa SA	26,845	966,323

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Grifols SA (x)	25,498	$320,628
Iberdrola SA	540,317	11,724,916
Industria de Diseno Textil SA	92,419	6,119,133
Mapfre SA	79,976	402,456
Naturgy Energy Group SA	20,194	615,133
Redeia Corp. SA	32,907	586,659
Repsol SA	96,676	1,809,297
Telefonica SA (x)	322,145	1,322,397

		65,410,631

Sweden (2.9%)
AddTech AB, Class B (x)	23,540	837,126
Alfa Laval AB	25,105	1,269,907
Assa Abloy AB, Class B	85,276	3,324,342
Atlas Copco AB, Class A	229,748	4,143,774
Atlas Copco AB, Class B	131,929	2,135,168
Beijer Ref AB, Class B	33,362	540,300
Boliden AB*	24,793	1,387,428
Epiroc AB, Class A	56,833	1,295,742
Epiroc AB, Class B	31,588	640,578
EQT AB (x)	42,751	1,689,330
Essity AB, Class B	52,211	1,503,976
Evolution AB (m)	11,505	787,036
Fastighets AB Balder, Class B*	62,734	464,722
H & M Hennes & Mauritz AB, Class B (x)	42,724	862,694
Hexagon AB, Class B	173,630	2,065,115
Holmen AB, Class B	6,300	242,516
Industrivarden AB, Class C (x)	14,243	642,030
Industrivarden AB, Class A	9,292	419,258
Indutrade AB	22,340	583,342
Investment AB Latour, Class B	12,494	305,887
Investor AB, Class B	154,807	5,555,665
L E Lundbergforetagen AB, Class B	6,766	375,909
Lifco AB, Class B	19,046	728,202
Nibe Industrier AB, Class B (x)	130,867	506,325
Saab AB, Class B	27,797	1,623,165
Sagax AB, Class B	18,372	394,320
Sandvik AB	89,947	2,936,846
Securitas AB, Class B	39,095	625,078
Skandinaviska Enskilda Banken AB, Class A	128,054	2,713,663
Skanska AB, Class B	28,701	786,538
SKF AB, Class B	29,047	775,512
Svenska Cellulosa AB SCA, Class B	51,705	688,539
Svenska Handelsbanken AB, Class A	125,807	1,835,895
Swedbank AB, Class A	71,978	2,510,415
Swedish Orphan Biovitrum AB*	16,219	586,290
Tele2 AB, Class B	43,760	734,601
Telefonaktiebolaget LM Ericsson, Class B	235,498	2,317,506
Telia Co. AB	207,274	886,596
Trelleborg AB, Class B	16,961	723,465
Volvo AB, Class B	137,291	4,412,579

		56,857,380

Switzerland (4.5%)
ABB Ltd. (Registered)	133,421	9,974,993
Avolta AG	7,138	424,802
Banque Cantonale Vaudoise (Registered) (x)	2,868	363,524
Barry Callebaut AG (Registered) (x)	294	484,742
Belimo Holding AG (Registered)	879	866,682
BKW AG	1,590	338,033
Chocoladefabriken Lindt & Spruengli AG	78	1,141,295
Chocoladefabriken Lindt & Spruengli AG (Registered)	9	1,322,560
Cie Financiere Richemont SA (Registered)	45,763	9,940,063
DSM-Firmenich AG	14,949	1,207,980
EMS-Chemie Holding AG (Registered) (x)	522	362,125
Galderma Group AG	13,088	2,678,405
Geberit AG (Registered)	2,908	2,274,709
Givaudan SA (Registered)	790	3,137,659
Helvetia Baloise Holding AG	6,689	1,766,619
Julius Baer Group Ltd.	17,726	1,396,418
Kuehne + Nagel International AG (Registered)	4,149	897,003
Logitech International SA (Registered)	12,468	1,283,475
Lonza Group AG (Registered)	6,020	4,087,307
Partners Group Holding AG	1,886	2,339,107
Sandoz Group AG	35,882	2,620,142
Schindler Holding AG	3,553	1,342,075
Schindler Holding AG (Registered)	1,870	664,569
SGS SA (Registered)	13,713	1,572,987
Sika AG (Registered)	12,927	2,653,617
Sonova Holding AG (Registered)	4,447	1,162,699
Straumann Holding AG (Registered) (x)	9,375	1,106,158
Swatch Group AG (The) (x)	2,647	562,249
Swiss Life Holding AG (Registered) (x)	2,398	2,775,516
Swiss Prime Site AG (Registered)	7,146	1,111,460
Swisscom AG (Registered)	2,150	1,562,082
UBS Group AG (Registered)	270,237	12,609,468
VAT Group AG (m)	2,370	1,154,631
Zurich Insurance Group AG	12,459	9,465,757

		86,650,911

United Arab Emirates (0.0%)
NMC Health plc (r)*	12,466	—

United Kingdom (10.2%)
3i Group plc	85,492	3,760,247
Admiral Group plc	22,922	981,311
Ashtead Group plc	36,494	2,501,910
Associated British Foods plc	27,337	783,776
AstraZeneca plc	132,007	24,537,765
Auto Trader Group plc (m)	77,013	608,740
Aviva plc	265,719	2,451,356
BAE Systems plc	255,689	5,907,404
Barclays plc	1,188,620	7,625,672
Barratt Redrow plc	123,770	635,811
British American Tobacco plc	186,096	10,570,739
BT Group plc	505,138	1,253,198
Bunzl plc	28,927	809,477
Centrica plc	400,831	916,079
CK Hutchison Holdings Ltd.	236,652	1,610,074
Coca-Cola Europacific Partners plc	16,465	1,493,376
Compass Group plc	144,498	4,604,507
DCC plc (x)	7,517	469,137
Diageo plc	188,914	4,083,259

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Entain plc	50,354	$520,327
Halma plc	32,780	1,563,294
Hikma Pharmaceuticals plc	14,071	293,989
HSBC Holdings plc	1,465,436	23,186,476
Imperial Brands plc	64,701	2,720,196
Informa plc	109,625	1,306,278
InterContinental Hotels Group plc	12,153	1,713,519
International Consolidated Airlines Group SA	101,475	566,335
Intertek Group plc	13,028	812,376
J Sainsbury plc	133,053	582,884
JD Sports Fashion plc	193,843	220,686
Kingfisher plc	147,753	622,785
Land Securities Group plc (REIT)	65,818	551,835
Legal & General Group plc	474,208	1,674,088
Lloyds Banking Group plc	5,039,765	6,673,788
London Stock Exchange Group plc	39,594	4,777,748
M&G plc	194,738	751,792
Marks & Spencer Group plc	184,559	820,962
Melrose Industries plc	107,798	854,982
National Grid plc	422,354	6,498,697
NatWest Group plc	683,876	6,008,492
Next plc	10,137	1,869,258
Pearson plc	48,772	690,293
Phoenix Group Holdings plc	60,488	600,911
Reckitt Benckiser Group plc	57,121	4,621,315
RELX plc	155,369	6,324,775
Rentokil Initial plc	217,144	1,309,829
Rolls-Royce Holdings plc	716,463	11,106,197
Sage Group plc (The)	83,135	1,213,630
Schroders plc	57,151	313,539
Segro plc (REIT)	108,985	1,058,313
Severn Trent plc	21,978	826,248
Smith & Nephew plc	66,236	1,105,768
Smiths Group plc	27,361	867,447
Spirax Group plc	6,015	552,960
SSE plc	100,926	2,964,381
Standard Chartered plc	164,233	4,033,505
Tesco plc	558,296	3,324,788
Unilever plc	185,531	12,152,954
United Utilities Group plc	55,965	900,730
Vodafone Group plc	1,629,165	2,171,437
Whitbread plc	15,621	536,936
Wise plc, Class A*	54,859	658,869

		197,529,450

United States (8.5%)
Aegon Ltd.	107,726	840,621
Alcon AG	43,061	3,440,096
AP Moller - Maersk A/S, Class A (x)	258	594,294
AP Moller - Maersk A/S, Class B (x)	325	748,625
BP plc	1,339,328	7,813,543
Buzzi SpA	6,670	407,606
CyberArk Software Ltd.*	4,113	1,834,645
Experian plc	79,082	3,584,910
Ferrovial SE	44,129	2,869,955
GSK plc	346,017	8,509,716
Haleon plc	750,790	3,793,079
Holcim AG	43,431	4,263,596
Monday.com Ltd.*	2,820	416,119
Nestle SA (Registered)	219,332	21,803,057
Novartis AG (Registered)	161,842	22,393,490
QIAGEN NV	17,260	788,133
Roche Holding AG (BMV Mexico Stock Exchange)	59,807	24,780,529
Roche Holding AG (OTC US Exchange)	2,724	1,152,739
Sanofi SA	94,042	9,142,062
Schneider Electric SE	46,672	12,884,015
Shell plc	493,088	18,211,628
Spotify Technology SA*	13,250	7,694,408
Stellantis NV	174,785	1,943,359
Swiss Re AG	25,677	4,306,514
Tenaris SA	32,953	639,372

		164,856,111

Total Common Stocks (89.9%) (Cost $934,871,505)		1,741,893,651

SHORT-TERM INVESTMENTS:
Investment Companies (1.1%)
BlackRock Liquidity FedFund, Institutional Shares 3.65% (7 day yield) (xx)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.65% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	14,631,446	14,631,446
State Street Institutional U.S. Government Money Market Fund, Premier Shares 3.74% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		21,631,446

Total Short-Term Investments (1.1%) (Cost $21,631,446)		21,631,446

Total Investments in Securities (91.0%) (Cost $956,502,951)		1,763,525,097
Other Assets Less Liabilities (9.0%)		173,828,186

Net Assets (100%)		$1,937,353,283

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025, the market value or fair value, as applicable, of these securities amounted to $19,511,417 or 1.0% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $69,292,596. This was collateralized by $51,573,204 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.750%, maturing 1/13/26 – 8/15/55 and by cash of $21,631,446 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israel New Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,109	3/2026	EUR	76,125,566	857,935
FTSE 100 Index	352	3/2026	GBP	47,167,898	739,744
SPI 200 Index	129	3/2026	AUD	18,672,520	107,085
TOPIX Index	208	3/2026	JPY	45,327,375	341,710

					2,046,474

Forward Foreign Currency Contracts outstanding as of December 31, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	24,584,785	USD	16,336,395	HSBC Bank plc	3/19/2026	71,532
GBP	21,980,193	USD	29,222,706	HSBC Bank plc	3/19/2026	399,919

Total unrealized appreciation						471,451

GBP	1,476,594	USD	1,990,652	HSBC Bank plc	3/19/2026	(652)
JPY	5,314,089,615	USD	34,182,763	HSBC Bank plc	3/19/2026	(42,389)
USD	62,460,860	EUR	53,448,607	HSBC Bank plc	3/19/2026	(567,484)

Total unrealized depreciation						(610,525)

Net unrealized depreciation						(139,074)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 2,204,290, CHF 32,820, DKK 9,400, EUR 138,010,127, GBP 14,514,659, HKD 39,395, ILS 4,908, JPY 11,408,836, NOK 1,991, NZD 1,988, SEK 17,106 and SGD 2,001.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$122,582,298	$—		$122,582,298
Austria	—	4,888,466	—		4,888,466
Belgium	—	14,956,495	—		14,956,495
Brazil	—	571,673	—		571,673
Chile	—	1,490,400	—		1,490,400
China	—	10,098,934	—		10,098,934
Denmark	—	32,074,036	—		32,074,036
Finland	—	20,336,751	—		20,336,751
France	—	159,027,722	—		159,027,722
Germany	—	168,126,912	—		168,126,912
Hong Kong	760,128	31,423,018	—		32,183,146
Indonesia	894,608	—	—		894,608
Ireland	1,986,332	5,982,813	—		7,969,145
Israel	4,558,591	11,905,571	—		16,464,162
Italy	—	58,069,972	—		58,069,972
Ivory Coast	—	872,661	—		872,661
Japan	—	384,955,603	—		384,955,603
Luxembourg	—	2,891,627	—		2,891,627
Macau	—	1,307,474	—		1,307,474
Mexico	—	887,803	—		887,803
Netherlands	1,399,799	77,253,745	—		78,653,544
New Zealand	—	4,132,514	—		4,132,514
Norway	—	9,425,209	—		9,425,209
Poland	—	254,417	—		254,417
Portugal	—	3,033,282	—		3,033,282
Singapore	4,967,817	25,079,894	—		30,047,711
South Africa	—	3,910,792	—		3,910,792
South Korea	—	481,811	—		481,811
Spain	—	65,410,631	—		65,410,631
Sweden	—	56,857,380	—		56,857,380
Switzerland	—	86,650,911	—		86,650,911
United Arab Emirates	—	—	—	(a)	— (a)
United Kingdom	1,493,376	196,036,074	—		197,529,450
United States	9,945,172	154,910,939	—		164,856,111
Forward Currency Contracts	—	471,451	—		471,451
Futures	2,046,474	—	—		2,046,474
Short-Term Investments
Investment Companies	21,631,446	—	—		21,631,446

Total Assets	$49,683,743	$1,716,359,279	$—		$1,766,043,022

Liabilities:
Forward Currency Contracts	$—	$(610,525)	$—		$(610,525)

Total Liabilities	$—	$(610,525)	$—		$(610,525)

Total	$49,683,743	$1,715,748,754	$—		$1,765,432,497

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	$471,451
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	2,046,474 *

Total		$2,517,925

	Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(610,525)

Total		$(610,525)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(19,466,507)	$(19,466,507)
Equity contracts	(23,315,822)	—	(23,315,822)

Total	$(23,315,822)	$(19,466,507)	$(42,782,329)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$184,921	$184,921
Equity contracts	3,610,734	—	3,610,734

Total	$3,610,734	$184,921	$3,795,655

^ The Portfolio held forward foreign currency contracts and futures contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$171,990,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$142,697,000
Average settlement value sold — in USD	142,708,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2025:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$471,451	$(471,451)	$—	$—

Total	$471,451	$(471,451)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$610,525	$(471,451)	$—	$139,074

Total	$610,525	$(471,451)	$—	$139,074

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$67,344,282
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$340,922,572

During the year ended December 31, 2025, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 20%)*	Net Proceeds of Sales and Redemptions (affiliated 10%)*	Net Realized Gain (Loss)
$13,271,675	$32,783,787	$1,743,017

* Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$832,365,319
Aggregate gross unrealized depreciation	(75,550,982)

Net unrealized appreciation	$756,814,337

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,008,618,160

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $956,502,951)	$1,763,525,097
Cash	8,432,151
Foreign cash (Cost $157,995,564)	166,247,521
Cash held as collateral at broker for futures	11,343,870
Dividends, interest and other receivables	10,647,550
Receivable for securities sold	974,924
Unrealized appreciation on forward foreign currency contracts	471,451
Securities lending income receivable	19,111
Receivable for Portfolio shares sold	3,974
Other assets	62,775

Total assets	1,961,728,424

LIABILITIES
Payable for return of collateral on securities loaned	21,631,446
Investment management fees payable	733,082
Payable for Portfolio shares repurchased	689,172
Unrealized depreciation on forward foreign currency contracts	610,525
Due to broker for futures variation margin	352,609
Administrative fees payable	201,727
Payable for securities purchased	33,382
Distribution fees payable – Class IB	18,667
Accrued expenses	104,531

Total liabilities	24,375,141

Commitments and contingent liabilities^
NET ASSETS	$1,937,353,283

Net assets were comprised of:
Paid in capital	$1,220,647,726
Total distributable earnings (loss)	716,705,557

Net assets	$1,937,353,283

Class IB
Net asset value, offering and redemption price per share, $89,077,732 / 5,434,672 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.39

Class K
Net asset value, offering and redemption price per share, $1,848,275,551 / 111,823,699 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.53

(x)	Includes value of securities on loan of $69,292,596.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $4,884,768 foreign withholding tax)	$49,151,323
Interest	1,324,176
Securities lending (net)	198,570

Total income	50,674,069

EXPENSES
Investment management fees	8,437,381
Administrative fees	2,341,593
Custodian fees	267,000
Distribution fees – Class IB	215,591
Professional fees	159,084
Printing and mailing expenses	105,821
Trustees’ fees	63,281
Miscellaneous	154,065

Total expenses	11,743,816

NET INVESTMENT INCOME (LOSS)	38,930,253

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	79,402,456
Futures contracts	(23,315,822)
Forward foreign currency contracts	(19,466,507)
Foreign currency transactions	1,099,660

Net realized gain (loss)	37,719,787

Change in unrealized appreciation (depreciation) on:
Investments in securities	339,812,491
Futures contracts	3,610,734
Forward foreign currency contracts	184,921
Foreign currency translations	15,732,454

Net change in unrealized appreciation (depreciation)	359,340,600

NET REALIZED AND UNREALIZED GAIN (LOSS)	397,060,387

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$435,990,640

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$38,930,253	$41,072,667
Net realized gain (loss)	37,719,787	37,950,543
Net change in unrealized appreciation (depreciation)	359,340,600	(19,324,558)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	435,990,640	59,698,652

Distributions to shareholders:
Class IB	(5,006,070)	(3,530,431)
Class K	(107,319,529)	(75,942,326)

Total distributions to shareholders	(112,325,599)	(79,472,757)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 396,011 and 423,180 shares, respectively ]	6,088,578	6,172,374
Capital shares issued in reinvestment of dividends [ 309,730 and 246,350 shares, respectively ]	5,006,070	3,530,431
Capital shares repurchased [ (1,289,080) and (958,083) shares, respectively ]	(19,865,253)	(14,106,296)

Total Class IB transactions	(8,770,605)	(4,403,491)

Class K
Capital shares sold [ 5,098,683 and 1,944,935 shares, respectively ]	74,451,783	29,270,534
Capital shares issued in reinvestment of dividends [ 6,586,908 and 5,260,840 shares, respectively ]	107,319,529	75,942,326
Capital shares repurchased [ (20,038,516) and (19,099,890) shares, respectively ]	(313,520,381)	(280,278,036)

Total Class K transactions	(131,749,069)	(175,065,176)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(140,519,674)	(179,468,667)

TOTAL INCREASE (DECREASE) IN NET ASSETS	183,145,367	(199,242,772)
NET ASSETS:
Beginning of year	1,754,207,916	1,953,450,688

End of year	$1,937,353,283	$1,754,207,916

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2025	2024	2023	2022		2021
Net asset value, beginning of year	$13.80	$14.02	$12.27	$14.70		$14.30

Income (loss) from investment operations:
Net investment income (loss) (e)	0.28	0.28	0.26	0.25		0.27	(aa)
Net realized and unrealized gain (loss)	3.28	0.12	1.80	(2.45)		1.22

Total from investment operations	3.56	0.40	2.06	(2.20)		1.49

Less distributions:
Dividends from net investment income	(0.36)	(0.39)	(0.31)	(0.14)		(0.48)
Distributions from net realized gains	(0.61)	(0.23)	—	(0.09)		(0.61)

Total dividends and distributions	(0.97)	(0.62)	(0.31)	(0.23)		(1.09)

Net asset value, end of year	$16.39	$13.80	$14.02	$12.27		$14.70

Total return	25.90%	2.66%	16.86%	(14.94)%		10.59%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$89,078	$83,051	$88,412	$86,300		$108,731
Ratio of expenses to average net assets (f)	0.86%	0.87%	0.87%	0.91	%(g)	0.91	%(g)
Ratio of net investment income (loss) to average net assets (f)	1.83%	1.92%	1.98%	1.96%		1.74	%(bb)
Portfolio turnover rate^	4%	2%	2%	8%		3%

	Year Ended December 31,
Class K	2025	2024	2023	2022		2021
Net asset value, beginning of year	$13.91	$14.12	$12.35	$14.80		$14.38

Income (loss) from investment operations:
Net investment income (loss) (e)	0.33	0.32	0.30	0.28		0.31	(aa)
Net realized and unrealized gain (loss)	3.29	0.12	1.81	(2.47)		1.23

Total from investment operations	3.62	0.44	2.11	(2.19)		1.54

Less distributions:
Dividends from net investment income	(0.39)	(0.42)	(0.34)	(0.17)		(0.51)
Distributions from net realized gains	(0.61)	(0.23)	—	(0.09)		(0.61)

Total dividends and distributions	(1.00)	(0.65)	(0.34)	(0.26)		(1.12)

Net asset value, end of year	$16.53	$13.91	$14.12	$12.35		$14.80

Total return	26.18%	2.97%	17.19%	(14.77)%		10.92%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,848,276	$1,671,156	$1,865,039	$1,897,124		$2,287,419
Ratio of expenses to average net assets (f)	0.61%	0.62%	0.62%	0.66	%(g)	0.66	%(g)
Ratio of net investment income (loss) to average net assets (f)	2.09%	2.17%	2.25%	2.20%		1.98	%(bb)
Portfolio turnover rate^	4%	2%	2%	8%		3%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Interest Expense of 0.08% and 0.06% for the years ended December 31, 2022 and 2021, respectively for each class.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.22 and $0.25 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.33% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.9%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	47,835	$1,188,221
BT Group plc	57,110	141,684
Cellnex Telecom SA (m)	4,723	152,249
Deutsche Telekom AG (Registered)	35,153	1,142,685
Elisa OYJ	1,358	60,230
HKT Trust & HKT Ltd.	35,818	52,972
Infrastrutture Wireless Italiane SpA (m)(x)	2,664	24,686
Koninklijke KPN NV	37,140	173,540
NTT, Inc.	284,766	286,693
Orange SA	17,787	296,827
Singapore Telecommunications Ltd.	71,009	251,354
Swisscom AG (Registered)	247	179,458
Telecom Italia SpA*	109,784	66,289
Telefonica SA	35,197	144,483
Telenor ASA	5,880	85,575
Telia Co. AB	22,529	96,366
Telstra Group Ltd.	37,936	123,292
Verizon Communications, Inc.	28,449	1,158,728

		5,625,332

Entertainment (0.7%)
Bollore SE	6,706	37,781
Capcom Co. Ltd. (x)	3,268	76,171
CTS Eventim AG & Co. KGaA	596	54,983
Electronic Arts, Inc.	1,517	309,969
Konami Group Corp.	915	124,597
Live Nation Entertainment, Inc.*	1,065	151,763
Netflix, Inc.*	28,590	2,680,598
Nexon Co. Ltd.	3,162	77,253
Nintendo Co. Ltd.	10,563	714,473
Spotify Technology SA*	1,494	867,581
Take-Two Interactive Software, Inc.*	1,172	300,067
TKO Group Holdings, Inc., Class A	447	93,423
Toho Co. Ltd.	980	49,926
Universal Music Group NV	10,512	274,623
Walt Disney Co. (The)	12,046	1,370,473
Warner Bros Discovery, Inc.*	16,719	481,842

		7,665,523

Interactive Media & Services (3.1%)
Alphabet, Inc., Class A	39,256	12,287,128
Alphabet, Inc., Class C	31,375	9,845,475
Auto Trader Group plc (m)	8,261	65,298
CAR Group Ltd.	3,614	74,187
LY Corp.	26,462	70,480
Match Group, Inc.	1,593	51,438
Meta Platforms, Inc., Class A	14,695	9,700,022
REA Group Ltd.	505	61,805
Scout24 SE (m)	716	72,196

		32,228,029

Media (0.2%)
Charter Communications, Inc., Class A*	594	123,998
Comcast Corp., Class A	24,522	732,963
Fox Corp., Class A	1,406	102,736
Fox Corp., Class B	1,001	64,995
Informa plc	12,361	147,292
News Corp., Class A	2,527	66,005
News Corp., Class B	833	24,682
Omnicom Group, Inc.	2,174	175,550
Paramount Skydance Corp., Class B (x)	2,097	28,100
Publicis Groupe SA	2,186	227,664
Trade Desk, Inc. (The), Class A*	2,971	112,779

		1,806,764

Wireless Telecommunication Services (0.3%)
KDDI Corp.	29,966	518,149
SoftBank Corp.	273,320	374,803
SoftBank Group Corp.	36,292	1,019,438
Tele2 AB, Class B	5,228	87,763
T-Mobile US, Inc.	3,245	658,865
Vodafone Group plc	182,923	243,809

		2,902,827

Total Communication Services		50,228,475

Consumer Discretionary (5.9%)
Automobile Components (0.1%)
Aisin Corp.	4,737	88,486
Aptiv plc*	1,458	110,939
Bridgestone Corp.	10,802	242,328
Cie Generale des Etablissements Michelin SCA	6,404	213,060
Continental AG	1,050	83,860
Denso Corp.	16,624	229,026
Sumitomo Electric Industries Ltd.	6,821	275,427

		1,243,126

Automobiles (1.4%)
Bayerische Motoren Werke AG (x)	2,680	293,348
Bayerische Motoren Werke AG (Preference) (q)	522	56,131
Dr Ing hc F Porsche AG (Preference) (m) (q)(x)	1,087	58,277
Ferrari NV	1,204	450,942
Ford Motor Co.	26,406	346,447
General Motors Co.	6,294	511,828
Honda Motor Co. Ltd.	37,777	370,438
Isuzu Motors Ltd.	5,101	79,443
Mercedes-Benz Group AG	6,899	487,030
Nissan Motor Co. Ltd. (x)*	21,213	52,829
Porsche Automobil Holding SE (Preference) (q)	1,462	68,588
Renault SA	1,835	76,383
Stellantis NV	19,259	214,132
Subaru Corp.	5,593	121,222
Suzuki Motor Corp.	15,015	223,778
Tesla, Inc.*	18,959	8,526,241
Toyota Motor Corp.	90,290	1,934,456
Volkswagen AG (Preference) (q)(x)	1,970	239,733
Yamaha Motor Co. Ltd.	8,706	64,445

		14,175,691

Broadline Retail (1.8%)
Amazon.com, Inc.*	65,638	15,150,563
eBay, Inc.	3,050	265,655
Next plc	1,111	204,868
Pan Pacific International Holdings Corp.	18,000	107,134

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Prosus NV	12,501	$776,429
Rakuten Group, Inc.*	14,389	92,228
Ryohin Keikaku Co. Ltd.	4,800	85,250
Sea Ltd. (ADR)*	3,655	466,268
Wesfarmers Ltd. (x)	10,840	586,611

		17,735,006

Distributors (0.0%)†
D’ieteren Group	205	37,077
Genuine Parts Co.	939	115,459
Pool Corp.	221	50,554

		203,090

Diversified Consumer Services (0.0%)†
Pearson plc	5,505	77,915

Hotels, Restaurants & Leisure (0.9%)
Accor SA	1,871	106,026
Airbnb, Inc., Class A*	2,870	389,516
Amadeus IT Group SA	4,303	317,775
Aristocrat Leisure Ltd.	5,258	204,149
Booking Holdings, Inc.	217	1,162,107
Carnival Corp.*	7,326	223,736
Chipotle Mexican Grill, Inc.*	8,922	330,114
Compass Group plc	16,215	516,700
Darden Restaurants, Inc.	785	144,456
Delivery Hero SE (m)(x)*	1,851	49,423
Domino’s Pizza, Inc.	210	87,532
DoorDash, Inc., Class A*	2,522	571,182
Entain plc	5,802	59,954
Evolution AB (m)	1,269	86,810
Expedia Group, Inc.	789	223,532
FDJ United (x)	1,062	29,479
Galaxy Entertainment Group Ltd.	19,292	94,989
Hilton Worldwide Holdings, Inc.	1,568	450,408
InterContinental Hotels Group plc	1,383	194,997
Las Vegas Sands Corp.	2,053	133,630
Lottery Corp. Ltd. (The)	21,253	73,185
Marriott International, Inc., Class A	1,503	466,291
McDonald’s Corp.	4,805	1,468,552
MGM Resorts International*	1,384	50,502
Norwegian Cruise Line Holdings Ltd.*	3,072	68,567
Oriental Land Co. Ltd. (x)	10,338	191,296
Royal Caribbean Cruises Ltd.	1,711	477,232
Sands China Ltd.	23,149	58,299
Sodexo SA	845	43,396
Starbucks Corp.	7,671	645,975
Whitbread plc	1,652	56,784
Wynn Resorts Ltd.	570	68,588
Yum! Brands, Inc.	1,873	283,347
Zensho Holdings Co. Ltd.	881	50,479

		9,379,008

Household Durables (0.3%)
Barratt Redrow plc	12,983	66,694
DR Horton, Inc.	1,848	266,167
Garmin Ltd.	1,103	223,744
Lennar Corp., Class A	1,456	149,677
NVR, Inc.*	19	138,563
Panasonic Holdings Corp.	22,236	287,248
PulteGroup, Inc.	1,315	154,197
Sekisui House Ltd. (x)	5,734	128,049
Sony Group Corp.	58,565	1,504,504

		2,918,843

Leisure Products (0.0%)†
Bandai Namco Holdings, Inc.	5,559	148,060
Hasbro, Inc.	900	73,800
Shimano, Inc.	696	73,470

		295,330

Specialty Retail (0.8%)
AutoZone, Inc.*	112	379,848
Avolta AG	839	49,931
Best Buy Co., Inc.	1,318	88,214
Carvana Co.*	954	402,607
Fast Retailing Co. Ltd. (x)	1,795	652,498
H & M Hennes & Mauritz AB, Class B (x)	4,713	95,166
Home Depot, Inc. (The)	6,716	2,310,976
Industria de Diseno Textil SA	10,420	689,916
JD Sports Fashion plc	24,062	27,394
Kingfisher plc	16,605	69,991
Lowe’s Cos., Inc.	3,784	912,549
Nitori Holdings Co. Ltd. (x)	3,650	63,905
O’Reilly Automotive, Inc.*	5,695	519,441
Ross Stores, Inc.	2,194	395,227
Sanrio Co. Ltd. (x)	1,700	53,364
TJX Cos., Inc. (The)	7,509	1,153,458
Tractor Supply Co.	3,565	178,286
Ulta Beauty, Inc.*	303	183,318
Williams-Sonoma, Inc.	822	146,801
Zalando SE (m)*	2,144	63,847
ZOZO, Inc. (x)	4,234	34,896

		8,471,633

Textiles, Apparel & Luxury Goods (0.6%)
adidas AG	1,633	324,424
Asics Corp.	6,652	159,463
Cie Financiere Richemont SA (Registered)	5,137	1,115,794
Deckers Outdoor Corp.*	983	101,908
Hermes International SCA	303	755,614
Kering SA	711	251,506
Lululemon Athletica, Inc.*	728	151,286
LVMH Moet Hennessy Louis Vuitton SE	2,389	1,810,871
Moncler SpA	2,231	143,993
NIKE, Inc., Class B	8,025	511,273
Pandora A/S	754	83,946
Ralph Lauren Corp.	262	92,646
Swatch Group AG (The) (x)	276	58,625
Tapestry, Inc.	1,381	176,450

		5,737,799

Total Consumer Discretionary		60,237,441

Consumer Staples (3.2%)
Beverages (0.6%)
Anheuser-Busch InBev SA/NV	9,443	609,248
Asahi Group Holdings Ltd.	13,761	144,032
Brown-Forman Corp., Class B	1,188	30,959
Carlsberg A/S, Class B	898	118,007

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Coca-Cola Co. (The)	26,122	$1,826,189
Coca-Cola Europacific Partners plc	1,985	180,039
Coca-Cola HBC AG	2,083	107,875
Constellation Brands, Inc., Class A	951	131,200
Davide Campari-Milano NV (x)	5,879	38,262
Diageo plc	21,269	459,716
Heineken Holding NV	1,238	90,786
Heineken NV	2,751	225,468
Keurig Dr Pepper, Inc.	9,167	256,768
Kirin Holdings Co. Ltd.	7,382	110,655
Molson Coors Beverage Co., Class B	1,142	53,308
Monster Beverage Corp.*	4,812	368,936
PepsiCo, Inc.	9,226	1,324,115
Pernod Ricard SA	1,927	165,543
Suntory Beverage & Food Ltd.	1,335	40,287

		6,281,393

Consumer Staples Distribution & Retail (0.9%)
Aeon Co. Ltd. (x)	21,168	334,737
Carrefour SA	5,625	94,067
Coles Group Ltd.	12,819	183,414
Costco Wholesale Corp.	2,990	2,578,397
Dollar General Corp.	1,485	197,163
Dollar Tree, Inc.*	1,280	157,453
J Sainsbury plc	16,413	71,903
Jeronimo Martins SGPS SA	2,704	64,381
Kesko OYJ, Class B	2,608	59,000
Kobe Bussan Co. Ltd.	1,386	33,535
Koninklijke Ahold Delhaize NV	8,569	351,151
Kroger Co. (The)	4,113	256,980
Marks & Spencer Group plc	19,643	87,377
MatsukiyoCocokara & Co. (x)	3,084	53,395
Seven & i Holdings Co. Ltd.	19,886	285,709
Sysco Corp.	3,231	238,092
Target Corp.	3,066	299,701
Tesco plc	62,100	369,821
Tsuruha Holdings, Inc.	2,520	46,301
Walmart, Inc.	29,587	3,296,288
Woolworths Group Ltd.	11,668	228,771

		9,287,636

Food Products (0.6%)
Ajinomoto Co., Inc.	8,650	183,172
Archer-Daniels-Midland Co.	3,242	186,383
Associated British Foods plc	3,076	88,192
Barry Callebaut AG (Registered) (x)	34	56,059
Bunge Global SA	913	81,330
Campbell’s Co. (The) (x)	1,326	36,956
Chocoladefabriken Lindt & Spruengli AG	9	131,688
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	146,951
Conagra Brands, Inc.	3,228	55,877
Danone SA	6,184	557,994
General Mills, Inc.	3,599	167,353
Hershey Co. (The)	1,000	181,980
Hormel Foods Corp.	1,967	46,618
J M Smucker Co. (The)	720	70,423
JDE Peet’s NV	1,632	61,105
Kerry Group plc, Class A	1,549	141,990
Kikkoman Corp.	6,505	59,053
Kraft Heinz Co. (The)	5,750	139,438
Lamb Weston Holdings, Inc.	940	39,377
Lotus Bakeries NV (x)	4	36,901
Magnum Ice Cream Co. NV (The)*	4,685	74,361
McCormick & Co., Inc. (Non-Voting)	1,709	116,400
Mondelez International, Inc., Class A	8,706	468,644
Mowi ASA	4,444	107,220
Nestle SA (Registered)	24,617	2,447,093
Orkla ASA	6,694	74,710
Salmar ASA	646	39,574
Tyson Foods, Inc., Class A	1,910	111,964
WH Group Ltd. (m)	79,558	88,628
Wilmar International Ltd.	18,116	43,408

		6,040,842

Household Products (0.4%)
Church & Dwight Co., Inc.	1,620	135,837
Clorox Co. (The)	823	82,983
Colgate-Palmolive Co.	5,439	429,790
Essity AB, Class B	5,757	165,835
Henkel AG & Co. KGaA	992	75,777
Henkel AG & Co. KGaA (Preference) (q)	1,531	125,190
Kimberly-Clark Corp.	2,239	225,893
Procter & Gamble Co. (The)	15,766	2,259,425
Reckitt Benckiser Group plc	6,449	521,750
Unicharm Corp.	10,628	60,725

		4,083,205

Personal Care Products (0.3%)
Beiersdorf AG	927	102,056
Estee Lauder Cos., Inc. (The), Class A	1,659	173,730
Kao Corp.	4,444	177,629
Kenvue, Inc.	12,926	222,974
L’Oreal SA	2,295	988,751
Shiseido Co. Ltd.	3,843	55,888
Unilever plc	20,824	1,364,048

		3,085,076

Tobacco (0.4%)
Altria Group, Inc.	11,326	653,057
British American Tobacco plc	20,887	1,186,436
Imperial Brands plc	7,311	307,373
Japan Tobacco, Inc.	11,430	411,550
Philip Morris International, Inc.	10,503	1,684,682

		4,243,098

Total Consumer Staples		33,021,250

Energy (1.7%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	6,658	303,205
Halliburton Co.	5,679	160,489
SLB Ltd.	10,080	386,870
Tenaris SA	3,583	69,519

		920,083

Oil, Gas & Consumable Fuels (1.6%)
Aker BP ASA	3,018	76,917
APA Corp.	2,393	58,533
BP plc	150,321	876,962
Chevron Corp.	12,771	1,946,428

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
ConocoPhillips	8,338	$780,520
Coterra Energy, Inc.	5,137	135,206
Devon Energy Corp.	4,232	155,018
Diamondback Energy, Inc.	1,257	188,965
ENEOS Holdings, Inc.	25,742	181,923
Eni SpA	19,541	370,648
EOG Resources, Inc.	3,661	384,442
EQT Corp.	4,211	225,710
Equinor ASA	7,326	172,248
Expand Energy Corp.	1,607	177,348
Exxon Mobil Corp.	28,454	3,424,154
Galp Energia SGPS SA	3,984	68,498
Idemitsu Kosan Co. Ltd.	7,337	55,411
Inpex Corp.	8,401	167,709
Kinder Morgan, Inc.	13,210	363,143
Marathon Petroleum Corp.	2,028	329,814
Neste OYJ	4,040	92,155
Occidental Petroleum Corp.	4,853	199,555
OMV AG	1,406	78,519
ONEOK, Inc.	4,246	312,081
Phillips 66	2,719	350,860
Repsol SA	10,778	201,711
Santos Ltd.	31,014	127,702
Shell plc	55,343	2,044,029
Targa Resources Corp.	1,448	267,156
Texas Pacific Land Corp.	390	112,016
TotalEnergies SE (Paris Stock Exchange)	18,974	1,239,559
Valero Energy Corp.	2,058	335,022
Williams Cos., Inc. (The)	8,240	495,306
Woodside Energy Group Ltd.	18,160	285,889

		16,281,157

Total Energy		17,201,240

Financials (10.0%)
Banks (4.3%)
ABN AMRO Bank NV (CVA) (m)	5,569	194,966
AIB Group plc	20,409	220,659
ANZ Group Holdings Ltd.	28,504	691,265
Banca Monte dei Paschi di Siena SpA	18,864	202,403
Banco Bilbao Vizcaya Argentaria SA	55,064	1,297,460
Banco BPM SpA	10,853	166,063
Banco Comercial Portugues SA, Class R	72,160	76,000
Banco de Sabadell SA	47,978	189,731
Banco Santander SA	142,226	1,683,140
Bank Hapoalim BM	11,945	270,254
Bank Leumi Le-Israel BM	14,014	308,924
Bank of America Corp.	45,330	2,493,150
Bank of Ireland Group plc	9,112	175,350
Bankinter SA (x)	6,438	107,096
Banque Cantonale Vaudoise (Registered) (x)	288	36,504
Barclays plc	133,400	855,837
BNP Paribas SA	9,603	911,751
BOC Hong Kong Holdings Ltd.	35,204	178,311
BPER Banca SpA	14,070	191,807
CaixaBank SA	37,231	457,009
Chiba Bank Ltd. (The) (x)	5,355	59,758
Citigroup, Inc.	12,073	1,408,798
Citizens Financial Group, Inc.	2,898	169,272
Commerzbank AG	7,000	296,973
Commonwealth Bank of Australia	15,989	1,713,323
Credit Agricole SA	10,192	210,208
Danske Bank A/S	6,381	319,871
DBS Group Holdings Ltd.	20,148	883,415
DNB Bank ASA	8,468	236,482
Erste Group Bank AG	2,941	355,649
Fifth Third Bancorp	4,460	208,773
FinecoBank Banca Fineco SpA	5,840	152,362
Hang Seng Bank Ltd.	7,184	141,692
HSBC Holdings plc	164,477	2,602,394
Huntington Bancshares, Inc.	10,608	184,049
ING Groep NV	28,868	814,555
Intesa Sanpaolo SpA	136,085	946,928
Israel Discount Bank Ltd., Class A	11,681	124,052
Japan Post Bank Co. Ltd.	17,079	240,855
JPMorgan Chase & Co.	18,368	5,918,537
KBC Group NV	2,194	286,846
KeyCorp	6,268	129,372
Lloyds Banking Group plc	565,598	748,980
M&T Bank Corp.	1,037	208,935
Mitsubishi UFJ Financial Group, Inc.	109,236	1,738,543
Mizrahi Tefahot Bank Ltd.	1,471	102,730
Mizuho Financial Group, Inc.	23,971	872,285
National Australia Bank Ltd.	29,264	826,286
NatWest Group plc	76,758	674,391
Nordea Bank Abp	29,666	560,779
Oversea-Chinese Banking Corp. Ltd.	32,841	504,853
PNC Financial Services Group, Inc. (The)	2,646	552,300
Raiffeisen Bank International AG	1,256	56,533
Regions Financial Corp.	5,916	160,324
Resona Holdings, Inc.	19,806	188,779
Skandinaviska Enskilda Banken AB, Class A	14,461	306,451
Societe Generale SA	6,751	545,209
Standard Chartered plc	18,592	456,613
Sumitomo Mitsui Financial Group, Inc.	35,197	1,132,712
Sumitomo Mitsui Trust Group, Inc.	6,068	185,054
Svenska Handelsbanken AB, Class A	13,931	203,294
Swedbank AB, Class A	8,109	282,822
Truist Financial Corp.	8,631	424,731
UniCredit SpA	13,396	1,116,492
United Overseas Bank Ltd.	11,517	314,133
US Bancorp	10,488	559,640
Wells Fargo & Co.	21,180	1,973,976
Westpac Banking Corp.	32,678	841,776
Yokohama Financial Group, Inc.	9,809	81,001

		43,731,466

Capital Markets (1.9%)
3i Group plc	9,490	417,404
Ameriprise Financial, Inc.	627	307,443
Amundi SA (m)	588	48,786
Ares Management Corp., Class A	1,390	224,666
ASX Ltd.	1,855	63,679
Bank of New York Mellon Corp. (The)	4,705	546,203
BlackRock, Inc.	974	1,042,511
Blackstone, Inc.	4,982	767,926

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Cboe Global Markets, Inc.	706	$177,206
Charles Schwab Corp. (The)	11,270	1,125,986
CME Group, Inc.	2,433	664,404
Coinbase Global, Inc., Class A*	1,539	348,030
CVC Capital Partners plc (m) (x)	2,030	34,115
Daiwa Securities Group, Inc.	12,750	111,554
Deutsche Bank AG (Registered)	17,681	687,983
Deutsche Boerse AG	1,799	472,943
EQT AB (x)	4,716	186,355
Euronext NV (m)	727	109,359
FactSet Research Systems, Inc.	253	73,418
Franklin Resources, Inc.	2,074	49,548
Futu Holdings Ltd. (ADR)*	516	84,732
Goldman Sachs Group, Inc. (The)	2,024	1,779,096
Hong Kong Exchanges & Clearing Ltd.	11,470	600,713
Interactive Brokers Group, Inc., Class A	3,005	193,252
Intercontinental Exchange, Inc.	3,847	623,060
Invesco Ltd.	3,003	78,889
Japan Exchange Group, Inc.	9,452	101,134
Julius Baer Group Ltd. (x)	1,967	154,956
KKR & Co., Inc.	4,631	590,360
London Stock Exchange Group plc	4,463	538,543
Macquarie Group Ltd.	3,459	469,060
Moody’s Corp.	1,035	528,730
Morgan Stanley	8,150	1,446,870
MSCI, Inc.	507	290,881
Nasdaq, Inc.	3,044	295,664
Nomura Holdings, Inc.	28,673	238,148
Northern Trust Corp.	1,276	174,289
Partners Group Holding AG	217	269,134
Raymond James Financial, Inc.	1,190	191,102
Robinhood Markets, Inc., Class A*	5,306	600,109
S&P Global, Inc.	2,092	1,093,258
SBI Holdings, Inc.	5,332	114,884
Schroders plc	6,921	37,970
Singapore Exchange Ltd.	8,150	107,534
State Street Corp.	1,885	243,184
T. Rowe Price Group, Inc.	1,472	150,703
UBS Group AG (Registered)	30,330	1,415,221

		19,870,995

Consumer Finance (0.3%)
American Express Co.	3,625	1,341,069
Capital One Financial Corp.	4,289	1,039,482
Synchrony Financial	2,430	202,735

		2,583,286

Financial Services (1.7%)
Adyen NV (m)*	241	389,432
Apollo Global Management, Inc.	3,133	453,533
Banca Mediolanum SpA (x)	2,135	48,851
Berkshire Hathaway, Inc., Class B*	12,373	6,219,288
Block, Inc., Class A*	3,695	240,508
Corpay, Inc.*	472	142,039
Edenred SE	2,291	50,913
EXOR NV	893	76,033
Fidelity National Information Services, Inc.	3,494	232,211
Fiserv, Inc.*	3,629	243,760
Global Payments, Inc.	1,597	123,608
Groupe Bruxelles Lambert NV	763	68,103
Industrivarden AB, Class A	1,130	50,986
Industrivarden AB, Class C	1,491	67,210
Infratil Ltd.	8,886	56,687
Investor AB, Class B	17,405	624,625
Jack Henry & Associates, Inc.	488	89,050
L E Lundbergforetagen AB, Class B (x)	726	40,335
M&G plc	21,817	84,225
Mastercard, Inc., Class A	5,532	3,158,108
Mitsubishi HC Capital, Inc.	8,381	70,145
Nexi SpA (m) (x)	5,039	24,996
ORIX Corp.	11,113	323,089
PayPal Holdings, Inc.	6,313	368,553
Poste Italiane SpA (m) (x)	4,365	110,187
Sofina SA	158	45,863
Sony Financial Group, Inc. (x)*	58,565	62,064
Visa, Inc., Class A	11,387	3,993,535
Washington H Soul Pattinson & Co. Ltd.	3,265	80,924
Wise plc, Class A*	6,362	76,409

		17,615,270

Insurance (1.8%)
Admiral Group plc	2,486	106,428
Aegon Ltd.	12,627	98,533
Aflac, Inc.	3,183	350,989
Ageas SA/NV	1,425	100,145
AIA Group Ltd.	100,357	1,030,301
Allianz SE (Registered)	3,690	1,693,399
Allstate Corp. (The)	1,766	367,593
American International Group, Inc.	3,641	311,488
Aon plc, Class A	1,450	511,676
Arch Capital Group Ltd.*	2,436	233,661
Arthur J Gallagher & Co.	1,733	448,483
ASR Nederland NV	1,498	106,718
Assurant, Inc.	338	81,407
Aviva plc	29,200	269,381
AXA SA	16,572	797,713
Brown & Brown, Inc.	1,981	157,886
Chubb Ltd.	2,469	770,624
Cincinnati Financial Corp.	1,047	170,996
Dai-ichi Life Holdings, Inc.	33,472	278,542
Erie Indemnity Co., Class A	171	49,017
Everest Group Ltd.	283	96,036
Generali	8,142	342,073
Gjensidige Forsikring ASA	1,910	57,224
Globe Life, Inc.	537	75,105
Hannover Rueck SE	576	180,195
Hartford Insurance Group, Inc. (The)	1,880	259,064
Helvetia Baloise Holding AG	752	198,609
Insurance Australia Group Ltd.	22,586	120,281
Japan Post Holdings Co. Ltd.	16,981	178,927
Japan Post Insurance Co. Ltd.	1,810	54,448
Legal & General Group plc	54,412	192,090
Loews Corp.	1,143	120,369
Mapfre SA	8,822	44,394
Marsh & McLennan Cos., Inc.	3,306	613,329
Medibank Pvt. Ltd.	26,298	84,064
MetLife, Inc.	3,734	294,762
MS&AD Insurance Group Holdings, Inc.	12,218	287,276

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,248	$824,550
NN Group NV	2,569	198,475
Phoenix Financial Ltd.	2,185	90,431
Phoenix Group Holdings plc	6,710	66,660
Principal Financial Group, Inc.	1,349	118,995
Progressive Corp. (The)	3,957	901,088
Prudential Financial, Inc.	2,362	266,623
Prudential plc	24,480	377,660
QBE Insurance Group Ltd.	14,424	191,458
Sampo OYJ, Class A	23,128	280,770
Sompo Holdings, Inc.	8,419	286,796
Suncorp Group Ltd.	10,341	121,804
Swiss Life Holding AG (Registered) (x)	273	315,978
Swiss Re AG	2,854	478,669
T&D Holdings, Inc.	4,702	108,515
Talanx AG	616	82,382
Tokio Marine Holdings, Inc.	17,515	650,439
Travelers Cos., Inc. (The)	1,505	436,540
Tryg A/S	3,211	84,119
Unipol Assicurazioni SpA	3,426	82,820
W.R. Berkley Corp.	2,026	142,063
Willis Towers Watson plc	646	212,276
Zurich Insurance Group AG	1,398	1,062,134

		18,514,471

Total Financials		102,315,488

Health Care (5.9%)
Biotechnology (0.8%)
AbbVie, Inc.	11,925	2,724,743
Amgen, Inc.	3,633	1,189,117
Argenx SE*	588	495,321
Biogen, Inc.*	990	174,230
CSL Ltd.	4,635	534,035
Genmab A/S*	583	185,936
Gilead Sciences, Inc.	8,371	1,027,457
Grifols SA (x)	2,848	35,813
Incyte Corp.*	1,113	109,931
Moderna, Inc.*	2,346	69,184
Regeneron Pharmaceuticals, Inc.	680	524,872
Swedish Orphan Biovitrum AB*	1,877	67,850
Vertex Pharmaceuticals, Inc.*	1,712	776,152

		7,914,641

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	11,733	1,470,028
Alcon AG	4,774	381,390
Align Technology, Inc.*	450	70,268
Baxter International, Inc.	3,468	66,273
Becton Dickinson & Co.	1,934	375,331
BioMerieux	396	51,331
Boston Scientific Corp.*	10,002	953,691
Cochlear Ltd.	624	108,546
Coloplast A/S, Class B	1,204	103,509
Cooper Cos., Inc. (The)*	1,341	109,908
Demant A/S (x)*	919	31,117
Dexcom, Inc.*	2,632	174,686
Edwards Lifesciences Corp.*	3,915	333,754
EssilorLuxottica SA	2,877	912,546
Fisher & Paykel Healthcare Corp. Ltd.	5,608	121,887
GE HealthCare Technologies, Inc.	3,073	252,047
Hologic, Inc.*	1,502	111,884
Hoya Corp.	3,297	498,528
IDEXX Laboratories, Inc.*	539	364,650
Insulet Corp.*	475	135,014
Intuitive Surgical, Inc.*	2,392	1,354,733
Koninklijke Philips NV	7,358	200,959
Medtronic plc	8,654	831,303
Olympus Corp. (x)	10,814	137,004
ResMed, Inc.	985	237,257
Siemens Healthineers AG (m)	3,232	170,617
Smith & Nephew plc	7,698	128,513
Solventum Corp.*	995	78,844
Sonova Holding AG (Registered)	484	126,545
STERIS plc	662	167,830
Straumann Holding AG (Registered) (x)	1,066	125,778
Stryker Corp.	2,322	816,113
Sysmex Corp.	4,827	47,534
Terumo Corp.	12,720	184,336
Zimmer Biomet Holdings, Inc.	1,337	120,223

		11,353,977

Health Care Providers & Services (0.7%)
Cardinal Health, Inc.	1,603	329,417
Cencora, Inc.	1,308	441,777
Centene Corp.*	3,151	129,664
Cigna Group (The)	1,802	495,965
CVS Health Corp.	8,565	679,718
DaVita, Inc.*	238	27,039
Elevance Health, Inc.	1,499	525,474
Fresenius Medical Care AG	2,101	100,640
Fresenius SE & Co. KGaA	4,035	232,260
HCA Healthcare, Inc.	1,078	503,275
Henry Schein, Inc.*	675	51,017
Humana, Inc.	811	207,721
Labcorp Holdings, Inc.	559	140,242
McKesson Corp.	833	683,302
Molina Healthcare, Inc.*	347	60,218
Quest Diagnostics, Inc.	751	130,321
Sigma Healthcare Ltd.	49,606	97,327
Sonic Healthcare Ltd.	4,483	67,643
UnitedHealth Group, Inc.	6,112	2,017,632
Universal Health Services, Inc., Class B	373	81,322

		7,001,974

Health Care Technology (0.0%)†
M3, Inc. (x)	4,209	56,805
Pro Medicus Ltd.	549	80,921

		137,726

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	1,913	260,302
Bio-Techne Corp.	1,051	61,809
Charles River Laboratories International, Inc.*	332	66,227
Danaher Corp.	4,242	971,079
Eurofins Scientific SE (x)	1,131	82,939
IQVIA Holdings, Inc.*	1,149	258,996

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Lonza Group AG (Registered)	671	$455,578
Mettler-Toledo International, Inc.*	138	192,398
QIAGEN NV	2,068	94,430
Revvity, Inc.	765	74,014
Sartorius AG (Preference) (q)	250	72,627
Sartorius Stedim Biotech	279	68,855
Thermo Fisher Scientific, Inc.	2,535	1,468,906
Waters Corp.*	402	152,692
West Pharmaceutical Services, Inc.	485	133,443

		4,414,295

Pharmaceuticals (2.9%)
Astellas Pharma, Inc.	17,282	230,919
AstraZeneca plc	14,816	2,754,032
Bayer AG (Registered)	9,384	408,149
Bristol-Myers Squibb Co.	13,736	740,920
Chugai Pharmaceutical Co. Ltd.	6,417	337,687
Daiichi Sankyo Co. Ltd.	16,247	347,261
Eisai Co. Ltd.	2,530	75,267
Eli Lilly & Co.	5,358	5,758,135
Financiere de Tubize SA	191	46,913
Galderma Group AG	1,477	302,262
GSK plc	38,836	955,107
Haleon plc	85,089	429,880
Hikma Pharmaceuticals plc	1,589	33,199
Ipsen SA	360	50,346
Johnson & Johnson	16,256	3,364,179
Kyowa Kirin Co. Ltd.	2,269	36,605
Merck & Co., Inc.	16,747	1,762,789
Merck KGaA	1,234	177,794
Novartis AG (Registered)	18,165	2,513,425
Novo Nordisk A/S, Class B	30,772	1,574,755
Orion OYJ, Class B	1,043	78,018
Otsuka Holdings Co. Ltd.	4,111	232,871
Pfizer, Inc.	38,363	955,239
Recordati Industria Chimica e Farmaceutica SpA	1,098	62,635
Roche Holding AG (BMV Mexico Stock Exchange)	6,713	2,781,475
Roche Holding AG (OTC US Exchange)	306	129,493
Sandoz Group AG (x)	3,993	291,573
Sanofi SA	10,556	1,026,176
Shionogi & Co. Ltd.	7,215	130,859
Takeda Pharmaceutical Co. Ltd.	15,113	466,492
Teva Pharmaceutical Industries Ltd. (ADR)*	10,955	341,906
UCB SA	1,208	338,727
Viatris, Inc.	7,771	96,749
Zoetis, Inc.	2,973	374,063

		29,205,900

Total Health Care		60,028,513

Industrials (6.8%)
Aerospace & Defense (1.5%)
Airbus SE	5,677	1,323,647
Axon Enterprise, Inc.*	532	302,139
BAE Systems plc	28,709	663,289
Boeing Co. (The)*	5,283	1,147,045
Dassault Aviation SA	187	60,171
Elbit Systems Ltd.	266	153,358
GE Aerospace	7,117	2,192,249
General Dynamics Corp.	1,711	576,025
Hensoldt AG (x)	607	52,360
Howmet Aerospace, Inc.	2,713	556,219
Huntington Ingalls Industries, Inc.	265	90,119
Kongsberg Gruppen ASA	4,200	107,750
L3Harris Technologies, Inc.	1,262	370,485
Leonardo SpA	3,866	223,350
Lockheed Martin Corp.	1,374	664,563
Melrose Industries plc	12,050	95,573
MTU Aero Engines AG	514	214,620
Northrop Grumman Corp.	905	516,040
Rheinmetall AG	440	807,174
Rolls-Royce Holdings plc	80,413	1,246,516
RTX Corp.	9,047	1,659,220
Saab AB, Class B	3,059	178,626
Safran SA	3,440	1,202,295
Singapore Technologies Engineering Ltd.	15,034	98,480
Textron, Inc.	1,189	103,645
Thales SA	885	239,004
TransDigm Group, Inc.	380	505,343

		15,349,305

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	797	128,126
Deutsche Post AG	9,172	503,700
DSV A/S	1,953	496,266
Expeditors International of Washington, Inc.	904	134,705
FedEx Corp.	1,465	423,180
InPost SA*	2,387	29,370
SG Holdings Co. Ltd. (x)	2,791	25,542
United Parcel Service, Inc., Class B	4,986	494,561

		2,235,450

Building Products (0.3%)
A.O. Smith Corp.	765	51,163
AGC, Inc.	1,870	61,995
Allegion plc	580	92,348
Assa Abloy AB, Class B	9,575	373,265
Belimo Holding AG (Registered)	94	92,683
Builders FirstSource, Inc.*	746	76,756
Carrier Global Corp.	5,342	282,271
Cie de Saint-Gobain SA	4,291	438,520
Daikin Industries Ltd.	2,503	320,865
Geberit AG (Registered) (x)	324	253,441
Johnson Controls International plc	4,109	492,053
Kingspan Group plc	1,467	127,836
Lennox International, Inc.	215	104,400
Masco Corp.	1,401	88,907
Nibe Industrier AB, Class B	14,471	55,988
ROCKWOOL A/S, Class B	923	32,734
Trane Technologies plc	1,496	582,243

		3,527,468

Commercial Services & Supplies (0.2%)
Brambles Ltd.	13,013	199,390
Cintas Corp.	2,305	433,501
Copart, Inc.*	6,008	235,213
Dai Nippon Printing Co. Ltd.	3,758	64,633
Rentokil Initial plc	24,122	145,506
Republic Services, Inc.	1,358	287,801

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Rollins, Inc.	1,980	$118,839
Secom Co. Ltd.	4,026	143,239
Securitas AB, Class B	4,696	75,083
TOPPAN Holdings, Inc.	2,263	67,338
Veralto Corp.	1,675	167,131
Waste Management, Inc.	2,501	549,495

		2,487,169

Construction & Engineering (0.3%)
ACS Actividades de Construccion y Servicios SA	1,686	168,121
Bouygues SA	1,831	95,432
Comfort Systems USA, Inc.	237	221,190
Eiffage SA	655	94,218
EMCOR Group, Inc.	302	184,761
Ferrovial SE	4,907	319,130
HOCHTIEF AG (x)	148	58,614
Kajima Corp.	4,051	150,904
Obayashi Corp.	6,158	128,514
Quanta Services, Inc.	1,006	424,592
Skanska AB, Class B	3,250	89,065
Taisei Corp.	1,458	138,084
Vinci SA	4,766	672,400

		2,745,025

Electrical Equipment (0.9%)
ABB Ltd. (Registered)	14,976	1,119,655
AMETEK, Inc.	1,553	318,846
Eaton Corp. plc	2,621	834,815
Emerson Electric Co.	3,791	503,142
Fuji Electric Co. Ltd.	1,256	95,018
Fujikura Ltd.	2,400	267,211
GE Vernova, Inc.	1,831	1,196,687
Generac Holdings, Inc.*	396	54,003
Hubbell, Inc., Class B	359	159,435
Legrand SA	2,505	374,608
Mitsubishi Electric Corp.	18,101	529,833
Nidec Corp.	7,904	107,580
Prysmian SpA	2,689	272,971
Rockwell Automation, Inc.	758	294,915
Schneider Electric SE	5,239	1,446,249
Siemens Energy AG*	7,405	1,047,764
Vestas Wind Systems A/S	9,646	263,170

		8,885,902

Ground Transportation (0.4%)
Central Japan Railway Co.	7,336	203,117
CSX Corp.	12,564	455,445
East Japan Railway Co. (x)	9,166	241,790
Grab Holdings Ltd., Class A*	22,648	113,013
Hankyu Hanshin Holdings, Inc.	2,323	58,475
JB Hunt Transport Services, Inc.	508	98,725
MTR Corp. Ltd.	15,057	57,653
Norfolk Southern Corp.	1,514	437,122
Old Dominion Freight Line, Inc.	1,242	194,746
Seibu Holdings, Inc.	2,000	54,954
Tokyo Metro Co. Ltd. (x)	2,800	28,502
Tokyu Corp.	4,802	56,101
Uber Technologies, Inc.*	14,020	1,145,574
Union Pacific Corp.	4,002	925,743
West Japan Railway Co. (x)	4,039	80,605

		4,151,565

Industrial Conglomerates (0.6%)
3M Co.	3,584	573,798
CK Hutchison Holdings Ltd.	25,419	172,940
DCC plc	925	57,729
Hikari Tsushin, Inc.	186	51,950
Hitachi Ltd.	43,625	1,365,231
Honeywell International, Inc.	4,284	835,766
Investment AB Latour, Class B	1,414	34,619
Jardine Matheson Holdings Ltd.	1,578	107,919
Keppel Ltd.	14,265	114,861
Lifco AB, Class B	2,226	85,109
Sekisui Chemical Co. Ltd.	3,533	59,432
Siemens AG (Registered)	7,261	2,040,697
Smiths Group plc	3,117	98,821
Swire Pacific Ltd., Class A	3,581	28,850

		5,627,722

Machinery (1.2%)
Alfa Laval AB	2,763	139,763
Alstom SA*	3,309	97,880
Atlas Copco AB, Class A	25,592	461,581
Atlas Copco AB, Class B	14,872	240,692
Caterpillar, Inc.	3,158	1,809,124
Cummins, Inc.	931	475,229
Daifuku Co. Ltd.	3,054	96,081
Daimler Truck Holding AG (x)	4,538	199,030
Deere & Co.	1,696	789,607
Dover Corp.	925	180,597
Ebara Corp.	4,500	105,835
Epiroc AB, Class A	6,293	143,475
Epiroc AB, Class B	3,724	75,519
FANUC Corp. (x)	8,879	344,866
Fortive Corp.	2,143	118,315
GEA Group AG	1,399	95,029
IDEX Corp.	505	89,860
IHI Corp.	9,800	172,332
Illinois Tool Works, Inc.	1,781	438,660
Indutrade AB	2,609	68,126
Ingersoll Rand, Inc.	2,426	192,188
Kawasaki Heavy Industries Ltd.	1,400	92,773
Knorr-Bremse AG	693	77,491
Komatsu Ltd.	9,026	288,113
Kone OYJ, Class B	3,246	231,018
Kubota Corp.	9,309	131,725
Makita Corp.	2,183	66,017
Metso OYJ	6,333	111,489
Minebea Mitsumi, Inc.	3,500	70,183
Mitsubishi Heavy Industries Ltd.	30,491	747,481
Nordson Corp.	360	86,555
Otis Worldwide Corp.	2,629	229,643
PACCAR, Inc.	3,589	393,031
Parker-Hannifin Corp.	851	747,995
Pentair plc	1,104	114,971
Rational AG	49	38,092
Sandvik AB	10,185	332,549
Schindler Holding AG	389	146,937
Schindler Holding AG (Registered)	224	79,606
SKF AB, Class B	3,257	86,957
SMC Corp.	522	181,487
Snap-on, Inc.	351	120,955
Spirax Group plc	703	64,627
Stanley Black & Decker, Inc.	1,045	77,623

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Techtronic Industries Co. Ltd.	14,032	$162,087
Toyota Industries Corp. (x)	1,536	174,546
Trelleborg AB, Class B	1,937	82,622
VAT Group AG (m)	258	125,694
Volvo AB, Class B	15,180	487,890
Wartsila OYJ Abp	4,803	171,592
Westinghouse Air Brake Technologies Corp.	1,153	246,108
Xylem, Inc.	1,643	223,744
Yangzijiang Shipbuilding Holdings Ltd.	25,000	67,683

		12,593,073

Marine Transportation (0.1%)
AP Moller - Maersk A/S, Class A (x)	28	64,497
AP Moller - Maersk A/S, Class B (x)	38	87,532
Kawasaki Kisen Kaisha Ltd. (x)	3,377	47,020
Kuehne + Nagel International AG (Registered)	461	99,667
Mitsui OSK Lines Ltd. (x)	3,247	97,634
Nippon Yusen KK (x)	4,182	135,573
SITC International Holdings Co. Ltd.	13,260	47,467

		579,390

Passenger Airlines (0.1%)
ANA Holdings, Inc.	1,543	29,345
Delta Air Lines, Inc.	4,376	303,694
Deutsche Lufthansa AG (Registered)	5,731	56,615
International Consolidated Airlines Group SA	11,285	62,982
Japan Airlines Co. Ltd.	1,412	26,187
Qantas Airways Ltd.	7,080	49,044
Ryanair Holdings plc	8,059	279,866
Singapore Airlines Ltd.	14,560	72,494
Southwest Airlines Co.	3,489	144,200
United Airlines Holdings, Inc.*	2,184	244,215

		1,268,642

Professional Services (0.4%)
Automatic Data Processing, Inc.	2,729	701,981
Broadridge Financial Solutions, Inc.	788	175,858
Bureau Veritas SA	3,251	103,843
Computershare Ltd.	4,971	113,256
Dayforce, Inc.*	1,080	74,693
Equifax, Inc.	826	179,225
Experian plc	8,766	397,376
Intertek Group plc	1,474	91,913
Jacobs Solutions, Inc.	807	106,895
Leidos Holdings, Inc.	863	155,685
Paychex, Inc.	2,185	245,113
Paycom Software, Inc.	330	52,589
Randstad NV (x)	1,036	39,411
Recruit Holdings Co. Ltd.	12,625	713,058
RELX plc	17,437	709,827
SGS SA (Registered) (x)	1,581	181,353
Verisk Analytics, Inc.	940	210,269
Wolters Kluwer NV	2,221	230,578

		4,482,923

Trading Companies & Distributors (0.5%)
AddTech AB, Class B (x)	2,482	88,264
AerCap Holdings NV	1,685	242,236
Ashtead Group plc	4,027	276,078
Beijer Ref AB, Class B	3,905	63,242
Brenntag SE (x)	1,172	68,261
Bunzl plc	3,102	86,805
Fastenal Co.	7,746	310,847
IMCD NV (x)	564	51,262
ITOCHU Corp.	56,635	714,084
Marubeni Corp. (x)	13,478	374,551
Mitsubishi Corp.	30,651	701,701
Mitsui & Co. Ltd.	23,536	697,636
MonotaRO Co. Ltd.	2,407	38,424
Rexel SA	2,142	84,555
SGH Ltd.	1,943	60,230
Sumitomo Corp.	10,369	358,255
Toyota Tsusho Corp.	6,605	222,387
United Rentals, Inc.	429	347,198
W.W. Grainger, Inc.	295	297,670

		5,083,686

Transportation Infrastructure (0.1%)
Aena SME SA (m)	7,164	200,544
Aeroports de Paris SA	331	43,334
Auckland International Airport Ltd.	16,185	77,623
Getlink SE	2,889	53,406
Transurban Group	29,748	282,101

		657,008

Total Industrials		69,674,328

Information Technology (14.8%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	6,967	912,886
Cisco Systems, Inc.	26,589	2,048,151
F5, Inc.*	389	99,296
Motorola Solutions, Inc.	1,124	430,852
Nokia OYJ	50,598	331,327
Telefonaktiebolaget LM Ericsson, Class B	26,731	263,056

		4,085,568

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	8,259	1,116,121
CDW Corp.	878	119,584
Corning, Inc.	5,264	460,916
Halma plc	3,626	172,926
Hexagon AB, Class B	19,831	235,865
Jabil, Inc.	721	164,402
Keyence Corp.	1,873	677,743
Keysight Technologies, Inc.*	1,160	235,700
Kyocera Corp.	12,194	170,992
Murata Manufacturing Co. Ltd.	15,896	329,408
Shimadzu Corp.	2,290	60,934
TDK Corp.	18,505	261,201
TE Connectivity plc	1,985	451,607
Teledyne Technologies, Inc.*	317	161,901
Trimble, Inc.*	1,605	125,752
Yokogawa Electric Corp.	2,219	71,058
Zebra Technologies Corp., Class A*	342	83,045

		4,899,155

IT Services (0.5%)
Accenture plc, Class A	4,184	1,122,567
Akamai Technologies, Inc.*	971	84,720

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Capgemini SE	1,473	$246,245
Cognizant Technology Solutions Corp., Class A	3,256	270,248
EPAM Systems, Inc.*	373	76,420
Fujitsu Ltd.	16,734	462,471
Gartner, Inc.*	486	122,608
GoDaddy, Inc., Class A*	912	113,161
International Business Machines Corp.	6,307	1,868,196
NEC Corp.	12,385	419,844
Nomura Research Institute Ltd. (x)	3,639	139,878
Obic Co. Ltd.	3,125	98,195
Otsuka Corp.	2,216	45,723
TIS, Inc.	2,049	68,767
VeriSign, Inc.	563	136,781
Wix.com Ltd.*	532	55,269

		5,331,093

Semiconductors & Semiconductor Equipment (6.2%)
Advanced Micro Devices, Inc.*	10,985	2,352,548
Advantest Corp.	7,278	912,305
Analog Devices, Inc.	3,319	900,113
Applied Materials, Inc.	5,375	1,381,321
ASM International NV	448	272,511
ASML Holding NV	3,709	4,016,214
BE Semiconductor Industries NV	697	109,557
Broadcom, Inc.	31,800	11,005,980
Disco Corp.	839	258,010
First Solar, Inc.*	724	189,131
Infineon Technologies AG	12,476	553,190
Intel Corp.*	30,253	1,116,336
Kioxia Holdings Corp.*	1,300	86,603
KLA Corp.	887	1,077,776
Lam Research Corp.	8,475	1,450,751
Lasertec Corp. (x)	734	138,914
Microchip Technology, Inc.	3,646	232,323
Micron Technology, Inc.	7,574	2,161,695
Monolithic Power Systems, Inc.	323	292,754
Nova Ltd.*	281	94,071
NVIDIA Corp.	163,957	30,577,980
NXP Semiconductors NV	1,698	368,568
ON Semiconductor Corp.*	2,715	147,017
Qnity Electronics, Inc.	1,413	115,371
QUALCOMM, Inc.	7,226	1,236,007
Renesas Electronics Corp.*	16,030	219,000
SCREEN Holdings Co. Ltd. (x)	754	73,359
Skyworks Solutions, Inc.	1,003	63,600
STMicroelectronics NV	6,466	170,518
Teradyne, Inc.	1,057	204,593
Texas Instruments, Inc.	6,131	1,063,667
Tokyo Electron Ltd.	4,296	941,258

		63,783,041

Software (4.3%)
Adobe, Inc.*	2,824	988,372
AppLovin Corp., Class A*	1,826	1,230,395
Autodesk, Inc.*	1,437	425,366
Cadence Design Systems, Inc.*	1,837	574,209
Check Point Software Technologies Ltd.*	820	152,159
Crowdstrike Holdings, Inc., Class A*	1,693	793,611
CyberArk Software Ltd.*	482	215,001
Dassault Systemes SE	6,406	179,475
Datadog, Inc., Class A*	2,196	298,634
Fair Isaac Corp.*	160	270,499
Fortinet, Inc.*	4,265	338,684
Gen Digital, Inc.	3,787	102,969
Intuit, Inc.	1,881	1,246,012
Microsoft Corp.	50,148	24,252,576
Monday.com Ltd.*	412	60,795
Nebius Group NV, Class A (x)*	2,026	169,586
Nemetschek SE	551	60,091
Nice Ltd.*	590	66,160
Oracle Corp.	380	31,998
Oracle Corp. (Moscow Stock Exchange)	11,349	2,212,034
Palantir Technologies, Inc., Class A*	15,413	2,739,661
Palo Alto Networks, Inc.*	4,615	850,083
PTC, Inc.*	808	140,762
Roper Technologies, Inc.	726	323,164
Sage Group plc (The)	9,200	134,304
Salesforce, Inc.	6,423	1,701,517
SAP SE	9,977	2,442,898
ServiceNow, Inc.*	7,005	1,073,096
Synopsys, Inc.*	1,253	588,559
Trend Micro, Inc.*	1,236	51,305
Tyler Technologies, Inc.*	290	131,646
WiseTech Global Ltd.	1,925	87,947
Workday, Inc., Class A*	1,464	314,438
Xero Ltd.*	1,580	120,224

		44,368,230

Technology Hardware, Storage & Peripherals (2.9%)
Apple, Inc.	99,700	27,104,442
Canon, Inc.	8,211	242,860
Dell Technologies, Inc., Class C	2,034	256,040
FUJIFILM Holdings Corp.	10,697	228,363
Hewlett Packard Enterprise Co.	8,956	215,123
HP, Inc.	6,307	140,520
Logitech International SA (Registered)	1,459	150,192
NetApp, Inc.	1,347	144,250
Sandisk Corp.*	939	222,900
Seagate Technology Holdings plc	1,470	404,823
Super Micro Computer, Inc.*	3,383	99,020
Western Digital Corp.	2,307	397,427

		29,605,960

Total Information Technology		152,073,047

Materials (1.8%)
Chemicals (0.8%)
Air Liquide SA	5,528	1,041,130
Air Products and Chemicals, Inc.	1,502	371,024
Akzo Nobel NV	1,633	113,611
Albemarle Corp.	794	112,303
Asahi Kasei Corp.	11,745	104,148
BASF SE	8,527	445,230
CF Industries Holdings, Inc.	1,052	81,362
Corteva, Inc.	4,559	305,590
Dow, Inc.	4,796	112,131
DSM-Firmenich AG	1,649	133,250
DuPont de Nemours, Inc.	2,827	113,645
Ecolab, Inc.	1,720	451,534

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
EMS-Chemie Holding AG (Registered) (x)	67	$46,480
Evonik Industries AG	2,447	38,420
Givaudan SA (Registered) (x)	88	349,511
ICL Group Ltd.	7,395	42,495
International Flavors & Fragrances, Inc.	1,739	117,191
Linde plc	3,151	1,343,555
LyondellBasell Industries NV, Class A	1,737	75,212
Mitsubishi Chemical Group Corp.	12,162	71,051
Mosaic Co. (The)	2,142	51,601
Nippon Paint Holdings Co. Ltd.	9,070	60,654
Nippon Sanso Holdings Corp. (x)	1,632	48,635
Nitto Denko Corp.	6,740	159,851
Novonesis Novozymes B	3,366	215,974
PPG Industries, Inc.	1,514	155,124
Sherwin-Williams Co. (The)	1,556	504,191
Shin-Etsu Chemical Co. Ltd.	16,109	501,144
Sika AG (Registered)	1,456	298,884
Syensqo SA (x)	695	55,997
Symrise AG, Class A	1,268	102,642
Toray Industries, Inc. (x)	13,256	86,320
Yara International ASA	1,581	64,934

		7,774,824

Construction Materials (0.2%)
Buzzi SpA	736	44,977
CRH plc	4,522	564,345
Heidelberg Materials AG	1,278	334,925
Holcim AG	4,874	478,478
Martin Marietta Materials, Inc.	407	253,423
Vulcan Materials Co.	892	254,416

		1,930,564

Containers & Packaging (0.1%)
Amcor plc	15,576	129,904
Avery Dennison Corp.	522	94,941
Ball Corp.	1,808	95,770
International Paper Co.	3,563	140,347
Packaging Corp. of America	603	124,357
Smurfit WestRock plc	3,523	136,234

		721,553

Metals & Mining (0.7%)
Anglo American plc	10,692	444,619
Antofagasta plc	3,766	166,454
ArcelorMittal SA	4,480	205,805
BHP Group Ltd.	48,526	1,473,140
Boliden AB*	2,714	151,877
Endeavour Mining plc	1,844	96,243
Evolution Mining Ltd.	19,392	164,095
Fortescue Ltd.	16,175	237,584
Freeport-McMoRan, Inc.	9,688	492,053
Fresnillo plc	2,111	94,870
Glencore plc	96,035	526,280
JFE Holdings, Inc. (x)	5,481	69,895
JX Advanced Metals Corp.	5,600	70,071
Lynas Rare Earths Ltd.*	8,650	71,811
Newmont Corp.	7,363	735,196
Nippon Steel Corp. (x)	45,960	188,312
Norsk Hydro ASA	13,225	102,599
Northern Star Resources Ltd.	12,983	231,594
Nucor Corp.	1,544	251,842
Rio Tinto Ltd. (x)	3,546	347,438
Rio Tinto plc	10,784	871,305
South32 Ltd.	42,967	102,080
Steel Dynamics, Inc.	926	156,911
Sumitomo Metal Mining Co. Ltd.	2,341	95,006

		7,347,080

Paper & Forest Products (0.0%)†
Holmen AB, Class B	672	25,868
Stora Enso OYJ, Class R (x)	5,561	69,960
Svenska Cellulosa AB SCA, Class B	5,801	77,250
UPM-Kymmene OYJ (x)	5,040	146,832

		319,910

Total Materials		18,093,931

Real Estate (1.0%)
Diversified REITs (0.0%)†
CapitaLand Integrated Commercial Trust (REIT)	58,167	108,152
Covivio SA (REIT)	533	35,485
Land Securities Group plc (REIT)	6,758	56,661
Stockland (REIT)	23,132	88,455

		288,753

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	1,049	51,338
Healthpeak Properties, Inc. (REIT)	4,718	75,866
Ventas, Inc. (REIT)	3,169	245,217
Welltower, Inc. (REIT)	4,631	859,560

		1,231,981

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	4,315	76,505

Industrial REITs (0.1%)
CapitaLand Ascendas REIT (REIT)	37,319	82,163
Goodman Group (REIT)	19,535	403,877
Prologis, Inc. (REIT)	6,267	800,045
Segro plc (REIT)	12,278	119,227

		1,405,312

Office REITs (0.0%)†
BXP, Inc. (REIT)	994	67,075
Gecina SA (REIT)	440	41,832
Nippon Building Fund, Inc. (REIT) (x)	74	67,509

		176,416

Real Estate Management & Development (0.3%)
Azrieli Group Ltd.	405	45,847
CapitaLand Investment Ltd.	21,867	46,102
CBRE Group, Inc., Class A*	1,978	318,043
CK Asset Holdings Ltd.	18,396	92,941
CoStar Group, Inc.*	2,860	192,306
Daito Trust Construction Co. Ltd.	2,840	54,138
Daiwa House Industry Co. Ltd.	5,305	176,043
Fastighets AB Balder, Class B (x)*	6,856	50,788
Henderson Land Development Co. Ltd. (x)	14,204	51,358
Hongkong Land Holdings Ltd.	10,354	71,960

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Hulic Co. Ltd.	4,427	$48,456
LEG Immobilien SE	722	52,819
Mitsubishi Estate Co. Ltd.	10,152	247,643
Mitsui Fudosan Co. Ltd.	25,219	286,660
Sagax AB, Class B	2,099	45,051
Sino Land Co. Ltd.	34,859	45,776
Sumitomo Realty & Development Co. Ltd.	5,916	148,504
Sun Hung Kai Properties Ltd.	13,696	166,653
Swiss Prime Site AG (Registered)	766	119,141
Vonovia SE	7,166	206,663
Wharf Holdings Ltd. (The)	9,900	27,654
Wharf Real Estate Investment Co. Ltd.	15,963	50,416

		2,544,962

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	954	172,970
Camden Property Trust (REIT)	718	79,037
Equity Residential (REIT)	2,336	147,261
Essex Property Trust, Inc. (REIT)	435	113,831
Invitation Homes, Inc. (REIT)	3,805	105,741
Mid-America Apartment Communities, Inc. (REIT)	790	109,739
UDR, Inc. (REIT)	2,029	74,424

		803,003

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	530	53,424
Kimco Realty Corp. (REIT)	4,569	92,614
Klepierre SA (REIT)	2,054	81,444
Link REIT (REIT)	24,860	110,969
Realty Income Corp. (REIT)	6,207	349,889
Regency Centers Corp. (REIT)	1,111	76,692
Scentre Group (REIT)	49,813	139,619
Simon Property Group, Inc. (REIT)	2,203	407,797
Unibail-Rodamco-Westfield (REIT)	1,163	126,780
Vicinity Ltd. (REIT)	37,334	63,782

		1,503,010

Specialized REITs (0.3%)
American Tower Corp. (REIT)	3,159	554,626
Crown Castle, Inc. (REIT)	2,938	261,100
Digital Realty Trust, Inc. (REIT)	2,179	337,113
Equinix, Inc. (REIT)	662	507,198
Extra Space Storage, Inc. (REIT)	1,432	186,475
Iron Mountain, Inc. (REIT)	1,994	165,402
Public Storage (REIT)	1,065	276,368
SBA Communications Corp. (REIT)	719	139,076
VICI Properties, Inc. (REIT), Class A	7,211	202,773
Weyerhaeuser Co. (REIT)	4,864	115,228

		2,745,359

Total Real Estate		10,775,301

Utilities (1.6%)
Electric Utilities (1.0%)
Acciona SA (x)	236	51,559
Alliant Energy Corp.	1,734	112,727
American Electric Power Co., Inc.	3,612	416,500
BKW AG	202	42,945
Chubu Electric Power Co., Inc.	6,515	100,320
CK Infrastructure Holdings Ltd. (x)	5,785	42,815
CLP Holdings Ltd.	15,457	138,231
Constellation Energy Corp.	2,107	744,340
Contact Energy Ltd.	8,065	42,952
Duke Energy Corp.	5,247	615,001
Edison International	2,596	155,812
EDP SA	29,965	137,866
Elia Group SA/NV, Class B (x)	417	53,759
Endesa SA (x)	3,033	109,177
Enel SpA	77,706	810,648
Entergy Corp.	3,013	278,492
Evergy, Inc.	1,553	112,577
Eversource Energy	2,531	170,412
Exelon Corp.	6,817	297,153
FirstEnergy Corp.	3,508	157,053
Fortum OYJ	4,284	91,528
Iberdrola SA	60,643	1,315,957
Kansai Electric Power Co., Inc. (The)	9,013	141,260
NextEra Energy, Inc.	14,052	1,128,095
NRG Energy, Inc.	1,293	205,897
Origin Energy Ltd.	16,451	126,144
PG&E Corp.	14,830	238,318
Pinnacle West Capital Corp.	808	71,670
Power Assets Holdings Ltd. (x)	13,127	93,021
PPL Corp.	4,991	174,785
Redeia Corp. SA	3,875	69,083
Southern Co. (The)	7,429	647,809
SSE plc	11,520	338,363
Terna - Rete Elettrica Nazionale	13,436	142,962
Verbund AG	650	47,361
Xcel Energy, Inc.	3,991	294,775

		9,717,367

Gas Utilities (0.1%)
APA Group	12,559	75,180
Atmos Energy Corp.	1,083	181,543
Hong Kong & China Gas Co. Ltd.	107,086	96,454
Naturgy Energy Group SA	1,852	56,414
Osaka Gas Co. Ltd.	3,375	116,996
Snam SpA	19,256	127,994
Tokyo Gas Co. Ltd.	3,029	119,988

		774,569

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	4,805	68,903
EDP Renovaveis SA	3,011	42,604
Meridian Energy Ltd.	12,596	40,612
Orsted A/S (m)*	5,047	97,158
RWE AG	6,040	321,265
Vistra Corp.	2,146	346,214

		916,756

Multi-Utilities (0.4%)
Ameren Corp.	1,825	182,244
CenterPoint Energy, Inc.	4,405	168,888
Centrica plc	45,075	103,017
CMS Energy Corp.	2,053	143,566
Consolidated Edison, Inc.	2,435	241,844
Dominion Energy, Inc.	5,761	337,537
DTE Energy Co.	1,401	180,701

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
E.ON SE	21,449	$406,461
Engie SA	17,449	459,541
National Grid plc	47,402	729,367
NiSource, Inc.	3,220	134,467
Public Service Enterprise Group, Inc.	3,368	270,450
Sembcorp Industries Ltd.	8,500	39,809
Sempra	4,404	388,829
Veolia Environnement SA	6,022	210,330
WEC Energy Group, Inc.	2,195	231,485

		4,228,536

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,317	171,869
Severn Trent plc	2,587	97,257
United Utilities Group plc	6,511	104,791

		373,917

Total Utilities		16,011,145

Total Common Stocks (57.6%) (Cost $381,989,814)		589,660,159

EXCHANGE TRADED FUNDS (ETF):
Equity (4.4%)
SPDR S&P MidCap 400 ETF Trust (x)	74,008	44,647,546

Total Exchange Traded Funds (4.4%) (Cost $33,337,329)		44,647,546

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (13.7%)
U.S. Treasury Bonds 6.125%, 11/15/27	$1,896,100	1,986,120
5.250%, 11/15/28	1,649,300	1,725,666
U.S. Treasury Notes 2.000%, 11/15/26	3,908,200	3,856,452
1.500%, 1/31/27	990,600	969,412
2.250%, 2/15/27	1,962,300	1,935,015
1.875%, 2/28/27	497,800	488,565
2.375%, 5/15/27	2,289,900	2,255,340
2.250%, 8/15/27	5,527,100	5,420,351
2.250%, 11/15/27	3,255,500	3,183,526
3.875%, 12/31/27	994,200	1,001,737
2.750%, 2/15/28	2,037,000	2,006,533
4.250%, 2/15/28	2,139,200	2,172,515
3.625%, 3/31/28	1,835,600	1,840,921
3.500%, 4/30/28	1,531,500	1,531,532
2.875%, 5/15/28	881,000	868,650
3.625%, 5/31/28	846,000	848,418
4.000%, 6/30/28	517,500	523,676
2.875%, 8/15/28	137,000	134,835
4.375%, 8/31/28	1,527,100	1,559,824
4.625%, 9/30/28	845,400	869,539
4.875%, 10/31/28	2,155,600	2,232,714
3.125%, 11/15/28	2,244,400	2,219,955
4.375%, 11/30/28	1,598,200	1,635,048
3.750%, 12/31/28	1,383,100	1,391,474
4.000%, 1/31/29	2,162,700	2,191,077
2.625%, 2/15/29	5,503,000	5,352,094
4.250%, 2/28/29	7,281,500	7,432,183
4.625%, 4/30/29	5,290,200	5,463,978
2.375%, 5/15/29	2,513,800	2,418,753
4.500%, 5/31/29	5,037,900	5,185,495
4.250%, 6/30/29	8,765,200	8,957,870
1.625%, 8/15/29	2,297,000	2,145,542
3.500%, 9/30/29	2,715,000	2,704,264
1.750%, 11/15/29	2,344,000	2,190,175
1.500%, 2/15/30	2,437,400	2,240,233
0.625%, 5/15/30	1,850,800	1,625,523
0.625%, 8/15/30	1,789,100	1,558,055
4.125%, 8/31/30	1,896,500	1,931,479
4.625%, 9/30/30	2,723,000	2,831,920
4.875%, 10/31/30	1,484,000	1,560,403
0.875%, 11/15/30	1,929,000	1,687,875
4.375%, 11/30/30	3,221,300	3,316,932
3.750%, 12/31/30	2,020,300	2,023,299
1.625%, 5/15/31	2,788,600	2,500,590
4.250%, 6/30/31	1,464,100	1,498,872
1.250%, 8/15/31	1,860,100	1,622,501
3.625%, 9/30/31	1,670,100	1,655,536
1.375%, 11/15/31	1,598,700	1,394,116
1.875%, 2/15/32	2,614,500	2,335,119
2.875%, 5/15/32	860,100	812,104
2.750%, 8/15/32	945,400	882,562
4.125%, 11/15/32	887,100	898,567
3.500%, 2/15/33	666,500	648,747
3.375%, 5/15/33	1,044,200	1,005,615
3.875%, 8/15/33	1,267,700	1,259,374
4.500%, 11/15/33	1,711,200	1,770,027
4.000%, 2/15/34	3,947,000	3,942,451
4.375%, 5/15/34	4,317,100	4,419,629
3.875%, 8/15/34	2,807,800	2,770,077
4.250%, 11/15/34	562,500	569,532
4.625%, 2/15/35	1,936,900	2,014,227
4.250%, 5/15/35	900,700	909,989
4.250%, 8/15/35	1,435,400	1,448,799
4.000%, 11/15/35	545,300	538,569

Total U.S. Treasury Obligations		140,371,971

Total Long-Term Debt Securities (13.7%) (Cost $140,533,148)		140,371,971

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (23.4%)
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	10,772,510	10,772,510
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	229,138,337	229,229,992

Total Investment Companies		240,002,502

Total Short-Term Investments (23.4%) (Cost $239,991,795)		240,002,502

Total Investments in Securities (99.1%) (Cost $795,852,086)		1,014,682,178
Other Assets Less Liabilities (0.9%)		8,714,429

Net Assets (100%)		$1,023,396,607

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025, the market value or fair value, as applicable, of these securities amounted to $2,167,268 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $48,253,763. This was collateralized by $39,208,276 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.750%, maturing 1/13/26 – 8/15/55 and by cash of $10,772,510 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHF	— Swiss Franc
CVA	— Dutch Certification
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	423	3/2026	EUR	29,036,171	500,407
FTSE 100 Index	69	3/2026	GBP	9,245,980	179,378
MSCI EAFE E-Mini Index	7	3/2026	USD	1,015,735	2,120
Russell 2000 E-Mini Index	367	3/2026	USD	45,838,300	(1,391,794)
S&P 500 E-Mini Index	326	3/2026	USD	112,347,750	(1,177,315)
S&P 500 Micro E-Mini Index	6	3/2026	USD	206,775	(2,242)
TOPIX Index	137	3/2026	JPY	29,855,050	203,524
U.S. Treasury 2 Year Note	18	3/2026	USD	3,758,203	336
U.S. Treasury 5 Year Note	10	3/2026	USD	1,093,047	(474)
U.S. Treasury 10 Year Note	38	3/2026	USD	4,272,625	(35,680)

					(1,721,740)

Short Contracts
SPI 200 Index	(14)	3/2026	AUD	(2,026,475)	(19,188)

					(19,188)

					(1,740,928)

Forward Foreign Currency Contracts outstanding as of December 31, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	14,203,603	JPY	2,210,676,607	Deutsche Bank AG	1/23/2026	67,051
USD	7,780,380	JPY	1,210,683,480	JPMorgan Chase Bank	1/23/2026	38,456
AUD	20,636,054	USD	13,410,918	Bank of America	1/28/2026	362,463
AUD	1,927,148	USD	1,279,412	Barclays Bank plc	1/28/2026	6,849
NZD	11,373,818	USD	6,403,892	HSBC Bank plc	1/28/2026	151,236
NZD	856,066	USD	481,726	JPMorgan Chase Bank	1/28/2026	11,655
EUR	891,479	USD	1,030,735	Barclays Bank plc	1/29/2026	18,160
EUR	16,468,110	USD	19,225,069	Goldman Sachs International	1/29/2026	150,950
NOK	129,998,651	USD	12,848,977	Morgan Stanley	2/13/2026	48,094
SEK	9,636,926	USD	1,023,623	HSBC Bank plc	2/13/2026	25,316
SEK	136,733,713	USD	14,514,409	UBS AG	2/13/2026	368,494
GBP	1,478,942	USD	1,970,485	HSBC Bank plc	2/26/2026	22,838
GBP	869,733	USD	1,162,428	Morgan Stanley	2/26/2026	9,801

Total unrealized appreciation						1,281,363

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
JPY	901,595,733	USD	5,982,123	Bank of America	1/23/2026	(216,714)
JPY	317,579,498	USD	2,076,800	Barclays Bank plc	1/23/2026	(45,983)
JPY	180,427,061	USD	1,168,042	HSBC Bank plc	1/23/2026	(14,270)
JPY	607,591,529	USD	3,905,916	JPMorgan Chase Bank	1/23/2026	(20,567)
USD	13,506,256	AUD	20,385,226	HSBC Bank plc	1/28/2026	(99,712)
USD	5,474,302	AUD	8,472,656	UBS AG	1/28/2026	(180,709)
USD	485,010	NZD	856,066	JPMorgan Chase Bank	1/28/2026	(8,371)
EUR	13,590,486	USD	16,006,955	Barclays Bank plc	1/29/2026	(16,685)
USD	17,651,443	CHF	14,053,179	Bank of America	1/29/2026	(137,702)
USD	1,828,577	EUR	1,570,178	JPMorgan Chase Bank	1/29/2026	(18,861)
USD	22,041,748	EUR	18,990,898	Morgan Stanley	1/29/2026	(302,529)
USD	5,754,332	NOK	58,321,553	Bank of America	2/13/2026	(31,707)
USD	6,773,538	NOK	68,905,101	Morgan Stanley	2/13/2026	(62,486)
USD	6,217,886	SEK	58,179,829	Bank of America	2/13/2026	(114,749)
USD	6,868,051	GBP	5,199,116	Barclays Bank plc	2/26/2026	(139,336)
USD	13,684,428	GBP	10,277,877	Deutsche Bank AG	2/26/2026	(168,131)

Total unrealized depreciation						(1,578,512)

Net unrealized depreciation						(297,149)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$42,577,401	$7,651,074	$—	$50,228,475
Consumer Discretionary	41,499,657	18,737,784	—	60,237,441
Consumer Staples	18,766,702	14,254,548	—	33,021,250
Energy	11,091,841	6,109,399	—	17,201,240
Financials	52,920,926	49,394,562	—	102,315,488
Health Care	38,157,473	21,871,040	—	60,028,513
Industrials	32,524,676	37,149,652	—	69,674,328
Information Technology	136,376,087	15,696,960	—	152,073,047
Materials	7,224,202	10,869,729	—	18,093,931
Real Estate	7,214,733	3,560,568	—	10,775,301
Utilities	8,869,956	7,141,189	—	16,011,145
Exchange Traded Fund	44,647,546	—	—	44,647,546
Forward Currency Contracts	—	1,281,363	—	1,281,363
Futures	885,765	—	—	885,765
Short-Term Investments
Investment Companies	240,002,502	—	—	240,002,502
U.S. Treasury Obligations	—	140,371,971	—	140,371,971

Total Assets	$682,759,467	$334,089,839	$—	$1,016,849,306

Liabilities:
Forward Currency Contracts	$—	$(1,578,512)	$—	$(1,578,512)
Futures	(2,626,693)	—	—	(2,626,693)

Total Liabilities	$(2,626,693)	$(1,578,512)	$—	$(4,205,205)

Total	$680,132,774	$332,511,327	$—	$1,012,644,101

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$336	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	1,281,363
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	885,429	*

Total		$2,167,128

	Liability Derivatives
Interest rate contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(36,154	)*
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(1,578,512)
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	(2,590,539	)*

Total		$(4,205,205)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(624,093)	$—	$(624,093)
Foreign exchange contracts	—	(1,352,142)	(1,352,142)
Equity contracts	18,116,411	—	18,116,411

Total	$17,492,318	$(1,352,142)	$16,140,176

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(178,284)	$—	$(178,284)
Foreign exchange contracts	—	290,848	290,848
Equity contracts	1,530,984	—	1,530,984

Total	$1,352,700	$290,848	$1,643,548

^ The Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$169,376,000
Average notional value of contracts — short	12,091,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$102,709,000
Average settlement value sold — in USD	90,155,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2025:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$362,463	$(362,463)	$—	$—
Barclays Bank plc	25,009	(25,009)	—	—
Deutsche Bank AG	67,051	(67,051)	—	—
Goldman Sachs International	150,950	—	—	150,950
HSBC Bank plc	199,390	(113,982)	—	85,408
JPMorgan Chase Bank	50,111	(47,799)	—	2,312
Morgan Stanley	57,895	(57,895)	—	—
UBS AG	368,494	(180,709)	—	187,785

Total	$1,281,363	$(854,908)	$—	$426,455

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$500,872	$(362,463)	$—	$138,409
Barclays Bank plc	202,004	(25,009)	—	176,995
Deutsche Bank AG	168,131	(67,051)	—	101,080
HSBC Bank plc	113,982	(113,982)	—	—
JPMorgan Chase Bank	47,799	(47,799)	—	—
Morgan Stanley	365,015	(57,895)	—	307,120
UBS AG	180,709	(180,709)	—	—

Total	$1,578,512	$(854,908)	$—	$723,604

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$30,887,700
Long-term U.S. government debt securities	31,312,111

$62,199,811

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$13,840,934
Long-term U.S. government debt securities	30,007,076

$43,848,010

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$242,586,507
Aggregate gross unrealized depreciation	(26,484,475)

Net unrealized appreciation	$216,102,032

Federal income tax cost of investments in securities and derivative instruments, if applicable	$796,542,069

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $795,852,086)	$1,014,682,178
Cash	300,324
Foreign cash (Cost $349,063)	350,312
Cash held as collateral at broker for futures	10,220,724
Receivable for securities sold	7,811,180
Due from broker for futures variation margin	3,495,819
Dividends, interest and other receivables	2,639,229
Unrealized appreciation on forward foreign currency contracts	1,281,363
Receivable for Portfolio shares sold	243,159
Securities lending income receivable	12,498
Other assets	3,806

Total assets	1,041,040,592

LIABILITIES
Payable for return of collateral on securities loaned	10,772,510
Payable for securities purchased	4,212,130
Unrealized depreciation on forward foreign currency contracts	1,578,512
Investment management fees payable	605,385
Distribution fees payable – Class IB	215,227
Administrative fees payable	106,606
Payable for Portfolio shares repurchased	68,028
Accrued expenses	85,587

Total liabilities	17,643,985

Commitments and contingent liabilities^
NET ASSETS	$1,023,396,607

Net assets were comprised of:
Paid in capital	$814,435,728
Total distributable earnings (loss)	208,960,879

Net assets	$1,023,396,607

Class IB
Net asset value, offering and redemption price per share, $1,023,396,607 / 69,199,567 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.79

(x)	Includes value of securities on loan of $48,253,763.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $504,985 foreign withholding tax)	$16,451,535
Interest	5,347,418
Securities lending (net)	92,846

Total income	21,891,799

EXPENSES
Investment management fees	6,505,632
Distribution fees – Class IB	2,189,576
Administrative fees	1,093,729
Custodian fees	109,500
Professional fees	104,927
Printing and mailing expenses	54,749
Trustees’ fees	28,286
Miscellaneous	36,427

Gross expenses	10,122,826
Less: Waiver from investment manager	(322,306)

Net expenses	9,800,520

NET INVESTMENT INCOME (LOSS)	12,091,279

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(739,507)
Futures contracts	17,492,318
Forward foreign currency contracts	(1,352,142)
Foreign currency transactions	(915,020)

Net realized gain (loss)	14,485,649

Change in unrealized appreciation (depreciation) on:
Investments in securities	105,100,365
Futures contracts	1,352,700
Forward foreign currency contracts	290,848
Foreign currency translations	175,127

Net change in unrealized appreciation (depreciation)	106,919,040

NET REALIZED AND UNREALIZED GAIN (LOSS)	121,404,689

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$133,495,968

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,091,279	$8,956,333
Net realized gain (loss)	14,485,649	16,667,483
Net change in unrealized appreciation (depreciation)	106,919,040	56,180,574

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	133,495,968	81,804,390

Distributions to shareholders:
Class IB	(32,809,219)	(23,781,629)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 13,125,098 and 12,844,552 shares, respectively ]	183,378,316	167,115,882
Capital shares issued in reinvestment of dividends [ 2,225,292 and 1,758,815 shares, respectively ]	32,809,219	23,781,629
Capital shares repurchased [ (3,250,645) and (3,082,907) shares, respectively ]	(45,310,113)	(40,308,764)

Total Class IB transactions	170,877,422	150,588,747

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	170,877,422	150,588,747

TOTAL INCREASE (DECREASE) IN NET ASSETS	271,564,171	208,611,508
NET ASSETS:
Beginning of year	751,832,436	543,220,928

End of year	$1,023,396,607	$751,832,436

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025		2024		2023		2022		2021
Net asset value, beginning of year	$13.17		$11.92		$10.30		$12.40		$11.06

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19		0.18		0.16		0.08		0.01	(x)
Net realized and unrealized gain (loss)	1.93		1.51		1.57		(2.11)		1.91

Total from investment operations	2.12		1.69		1.73		(2.03)		1.92

Less distributions:
Dividends from net investment income	(0.20)		(0.22)		(0.11)		(0.02)		(0.02)
Distributions from net realized gains	(0.30)		(0.22)		—		(0.05)		(0.56)

Total dividends and distributions	(0.50)		(0.44)		(0.11)		(0.07)		(0.58)

Net asset value, end of year	$14.79		$13.17		$11.92		$10.30		$12.40

Total return	16.06%		14.06%		16.81%		(16.42)%		17.37%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,023,397		$751,832		$543,221		$384,186		$418,591
Ratio of expenses to average net assets:
After waivers (f)	1.12	%(j)	1.12	%(j)	1.12	%(j)	1.16	%(k)	1.10	%(o)
Before Waivers (f)	1.16%		1.17%		1.17%		1.19%		1.15%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.38%		1.36%		1.45%		0.77%		0.06	%(x)
Before Waivers (f)	1.34%		1.31%		1.39%		0.74%		0.01	%(x)
Portfolio turnover rate^	6%		8%		6%		31%		7%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.8%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	57,384	$1,425,419
BT Group plc	65,350	162,127
Cellnex Telecom SA(m)	5,404	174,202
Deutsche Telekom AG (Registered)	40,205	1,306,905
Elisa OYJ	1,554	68,923
HKT Trust & HKT Ltd.	41,391	61,214
Infrastrutture Wireless Italiane SpA(m)(x)	3,047	28,235
Koninklijke KPN NV	42,503	198,599
NTT, Inc.	325,766	327,970
Orange SA	20,353	339,648
Singapore Telecommunications Ltd.	81,203	287,439
Swisscom AG (Registered)	283	205,614
Telecom Italia SpA*	125,625	75,855
Telefonica SA(x)	40,275	165,328
Telenor ASA	6,728	97,916
Telia Co. AB	25,779	110,267
Telstra Group Ltd.	43,410	141,082
Verizon Communications, Inc.	34,128	1,390,033

		6,566,776

Entertainment (0.9%)
Bollore SE	7,673	43,229
Capcom Co. Ltd.(x)	3,792	88,385
CTS Eventim AG & Co. KGaA	682	62,917
Electronic Arts, Inc.	1,819	371,676
Konami Group Corp.	1,070	145,704
Live Nation Entertainment, Inc.*	1,278	182,115
Netflix, Inc.*	34,297	3,215,687
Nexon Co. Ltd.	3,591	87,735
Nintendo Co. Ltd.	12,064	815,999
Spotify Technology SA*	1,709	992,433
Take-Two Interactive Software, Inc.*	1,406	359,978
TKO Group Holdings, Inc., Class A	537	112,233
Toho Co. Ltd.(x)	1,192	60,726
Universal Music Group NV	12,029	314,254
Walt Disney Co. (The)	14,450	1,643,976
Warner Bros Discovery, Inc.*	20,057	578,043

		9,075,090

Interactive Media & Services (3.8%)
Alphabet, Inc., Class A	47,091	14,739,483
Alphabet, Inc., Class C	37,637	11,810,491
Auto Trader Group plc(m)	9,454	74,728
CAR Group Ltd.	4,135	84,882
LY Corp.	30,287	80,667
Match Group, Inc.	1,911	61,706
Meta Platforms, Inc., Class A	17,628	11,636,067
REA Group Ltd.	577	70,616
Scout24 SE(m)	820	82,683

		38,641,323

Media (0.2%)
Charter Communications, Inc., Class A*	712	148,630
Comcast Corp., Class A	29,418	879,304
Fox Corp., Class A	1,686	123,196
Fox Corp., Class B	1,201	77,981
Informa plc	14,144	168,538
News Corp., Class A	3,031	79,170
News Corp., Class B	999	29,600
Omnicom Group, Inc.	2,607	210,515
Paramount Skydance Corp., Class B(x)	2,515	33,701
Publicis Groupe SA	2,502	260,574
Trade Desk, Inc. (The), Class A*	3,564	135,290

		2,146,499

Wireless Telecommunication Services (0.3%)
KDDI Corp.	34,203	591,412
SoftBank Corp.	312,686	428,786
SoftBank Group Corp.	41,532	1,166,629
Tele2 AB, Class B	5,982	100,420
T-Mobile US, Inc.	3,893	790,435
Vodafone Group plc	209,324	278,998

		3,356,680

Total Communication Services		59,786,368

Consumer Discretionary (6.9%)
Automobile Components (0.1%)
Aisin Corp.	5,404	100,945
Aptiv plc*	1,749	133,081
Bridgestone Corp.	12,370	277,504
Cie Generale des Etablissements Michelin SCA	7,328	243,802
Continental AG	1,202	96,000
Denso Corp.	19,065	262,655
Sumitomo Electric Industries Ltd.	7,815	315,564

		1,429,551

Automobiles (1.6%)
Bayerische Motoren Werke AG(x)	3,067	335,708
Bayerische Motoren Werke AG (Preference)(q)	597	64,196
Dr Ing hc F Porsche AG (Preference)(m)(q)(x)	1,244	66,694
Ferrari NV	1,378	516,111
Ford Motor Co.	31,678	415,615
General Motors Co.	7,551	614,047
Honda Motor Co. Ltd.	43,131	422,939
Isuzu Motors Ltd.(x)	5,801	90,345
Mercedes-Benz Group AG	7,894	557,271
Nissan Motor Co. Ltd.(x)*	24,249	60,390
Porsche Automobil Holding SE (Preference)(q)	1,673	78,487
Renault SA	2,100	87,414
Stellantis NV	22,039	245,042
Subaru Corp.	6,350	137,629
Suzuki Motor Corp.	17,150	255,597
Tesla, Inc.*	22,744	10,228,432
Toyota Motor Corp.	103,402	2,215,380
Volkswagen AG (Preference)(q)(x)	2,254	274,294
Yamaha Motor Co. Ltd.	9,944	73,609

		16,739,200

Broadline Retail (2.1%)
Amazon.com, Inc.*	78,740	18,174,767
eBay, Inc.	3,659	318,699
Next plc	1,271	234,372

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Pan Pacific International Holdings Corp.	20,805	$123,828
Prosus NV	14,298	888,039
Rakuten Group, Inc.*	16,466	105,540
Ryohin Keikaku Co. Ltd.	5,600	99,459
Sea Ltd. (ADR)*	4,181	533,370
Wesfarmers Ltd.(x)	12,404	671,248

		21,149,322

Distributors (0.0%)†
D’ieteren Group	235	42,503
Genuine Parts Co.	1,126	138,453
Pool Corp.	265	60,618

		241,574

Diversified Consumer Services (0.0%)†
Pearson plc	6,299	89,153

Hotels, Restaurants & Leisure (1.1%)
Accor SA	2,141	121,327
Airbnb, Inc., Class A*	3,442	467,148
Amadeus IT Group SA	4,924	363,635
Aristocrat Leisure Ltd.	6,017	233,619
Booking Holdings, Inc.	261	1,397,741
Carnival Corp.*	8,789	268,416
Chipotle Mexican Grill, Inc.*	10,703	396,011
Compass Group plc	18,554	591,233
Darden Restaurants, Inc.	941	173,163
Delivery Hero SE(m)(x)*	2,118	56,552
Domino’s Pizza, Inc.	252	105,039
DoorDash, Inc., Class A*	3,026	685,328
Entain plc	6,639	68,603
Evolution AB(m)	1,452	99,329
Expedia Group, Inc.	947	268,295
FDJ United(x)	1,215	33,726
Galaxy Entertainment Group Ltd.	21,312	104,935
Hilton Worldwide Holdings, Inc.	1,881	540,317
InterContinental Hotels Group plc	1,582	223,055
Las Vegas Sands Corp.	2,463	160,317
Lottery Corp. Ltd. (The)	24,320	83,747
Marriott International, Inc., Class A	1,803	559,363
McDonald’s Corp.	5,764	1,761,651
MGM Resorts International*	1,660	60,573
Norwegian Cruise Line Holdings Ltd.*	3,685	82,249
Oriental Land Co. Ltd.(x)	11,813	218,590
Royal Caribbean Cruises Ltd.	2,053	572,623
Sands China Ltd.	26,676	67,181
Sodexo SA	967	49,662
Starbucks Corp.	9,202	774,900
Whitbread plc	1,890	64,964
Wynn Resorts Ltd.	683	82,185
Yum! Brands, Inc.	2,247	339,926
Zensho Holdings Co. Ltd.	1,027	58,844

		11,134,247

Household Durables (0.3%)
Barratt Redrow plc	14,857	76,321
DR Horton, Inc.	2,217	319,314
Garmin Ltd.	1,323	268,371
Lennar Corp., Class A	1,746	179,489
NVR, Inc.*	23	167,734
Panasonic Holdings Corp.	25,450	328,767
PulteGroup, Inc.	1,578	185,036
Sekisui House Ltd.(x)	6,459	144,239
Sony Group Corp.	67,042	1,722,274

		3,391,545

Leisure Products (0.0%)†
Bandai Namco Holdings, Inc.	6,330	168,595
Hasbro, Inc.	1,079	88,478
Shimano, Inc.	807	85,187

		342,260

Specialty Retail (1.0%)
AutoZone, Inc.*	135	457,852
Avolta AG	961	57,192
Best Buy Co., Inc.	1,582	105,883
Carvana Co.*	1,145	483,213
Fast Retailing Co. Ltd.(x)	2,034	739,377
H & M Hennes & Mauritz AB, Class B(x)	5,393	108,897
Home Depot, Inc. (The)	8,057	2,772,414
Industria de Diseno Textil SA	11,924	789,497
JD Sports Fashion plc	27,530	31,342
Kingfisher plc	19,001	80,090
Lowe’s Cos., Inc.	4,539	1,094,625
Nitori Holdings Co. Ltd.(x)	4,265	74,673
O’Reilly Automotive, Inc.*	6,832	623,147
Ross Stores, Inc.	2,632	474,128
Sanrio Co. Ltd.(x)	1,900	59,642
TJX Cos., Inc. (The)	9,008	1,383,719
Tractor Supply Co.	4,277	213,893
Ulta Beauty, Inc.*	363	219,619
Williams-Sonoma, Inc.	986	176,090
Zalando SE(m)*	2,454	73,079
ZOZO, Inc.(x)	4,823	39,750

		10,058,122

Textiles, Apparel & Luxury Goods (0.7%)
adidas AG	1,869	371,310
Asics Corp.	7,580	181,709
Cie Financiere Richemont SA (Registered)	5,875	1,276,094
Deckers Outdoor Corp.*	1,180	122,331
Hermes International SCA	346	862,846
Kering SA	814	287,940
Lululemon Athletica, Inc.*	873	181,418
LVMH Moet Hennessy Louis Vuitton SE	2,732	2,070,867
Moncler SpA	2,553	164,776
NIKE, Inc., Class B	9,626	613,272
Pandora A/S	863	96,081
Ralph Lauren Corp.	314	111,033
Swatch Group AG (The)(x)	316	67,122
Tapestry, Inc.	1,656	211,587

		6,618,386

Total Consumer Discretionary		71,193,360

Consumer Staples (3.8%)
Beverages (0.7%)
Anheuser-Busch InBev SA/NV	10,805	697,122
Asahi Group Holdings Ltd.	15,799	165,363
Brown-Forman Corp., Class B	1,425	37,135

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Carlsberg A/S, Class B	1,027	$134,959
Coca-Cola Co. (The)	31,336	2,190,700
Coca-Cola Europacific Partners plc	2,271	205,980
Coca-Cola HBC AG	2,383	123,411
Constellation Brands, Inc., Class A	1,141	157,412
Davide Campari-Milano NV(x)	6,727	43,781
Diageo plc	24,335	525,986
Heineken Holding NV	1,416	103,839
Heineken NV	3,148	258,005
Keurig Dr Pepper, Inc.	10,996	307,998
Kirin Holdings Co. Ltd.	8,479	127,098
Molson Coors Beverage Co., Class B	1,370	63,952
Monster Beverage Corp.*	5,773	442,616
PepsiCo, Inc.	11,067	1,588,336
Pernod Ricard SA	2,206	189,511
Suntory Beverage & Food Ltd.	1,481	44,693

		7,407,897

Consumer Staples Distribution & Retail (1.1%)
Aeon Co. Ltd.(x)	24,207	382,793
Carrefour SA	6,436	107,630
Coles Group Ltd.	14,670	209,898
Costco Wholesale Corp.	3,587	3,093,214
Dollar General Corp.	1,782	236,596
Dollar Tree, Inc.*	1,535	188,820
J Sainsbury plc	18,782	82,281
Jeronimo Martins SGPS SA	3,094	73,667
Kesko OYJ, Class B	2,984	67,506
Kobe Bussan Co. Ltd.	1,603	38,786
Koninklijke Ahold Delhaize NV	9,804	401,760
Kroger Co. (The)	4,935	308,339
Marks & Spencer Group plc	22,477	99,983
MatsukiyoCocokara & Co.(x)	3,544	61,359
Seven & i Holdings Co. Ltd.	22,694	326,052
Sysco Corp.	3,876	285,622
Target Corp.	3,678	359,525
Tesco plc	71,049	423,114
Tsuruha Holdings, Inc.	2,884	52,989
Walmart, Inc.	35,493	3,954,275
Woolworths Group Ltd.	13,352	261,789

		11,015,998

Food Products (0.7%)
Ajinomoto Co., Inc.	9,851	208,604
Archer-Daniels-Midland Co.	3,890	223,636
Associated British Foods plc	3,520	100,922
Barry Callebaut AG (Registered)(x)	39	64,302
Bunge Global SA	1,096	97,632
Campbell’s Co. (The)(x)	1,590	44,313
Chocoladefabriken Lindt & Spruengli AG	10	146,320
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	146,951
Conagra Brands, Inc.	3,872	67,024
Danone SA	7,076	638,481
General Mills, Inc.	4,318	200,787
Hershey Co. (The)	1,199	218,194
Hormel Foods Corp.	2,359	55,908
J M Smucker Co. (The)	864	84,508
JDE Peet’s NV	1,867	69,904
Kerry Group plc, Class A	1,772	162,431
Kikkoman Corp.(x)	7,432	67,469
Kraft Heinz Co. (The)	6,898	167,277
Lamb Weston Holdings, Inc.	1,128	47,252
Lotus Bakeries NV(x)	4	36,901
Magnum Ice Cream Co. NV (The)*	5,358	85,043
McCormick & Co., Inc. (Non-Voting)	2,050	139,626
Mondelez International, Inc., Class A	10,444	562,201
Mowi ASA	5,085	122,686
Nestle SA (Registered)	28,153	2,798,595
Orkla ASA	7,660	85,491
Salmar ASA	740	45,332
Tyson Foods, Inc., Class A	2,291	134,298
WH Group Ltd.(m)	90,880	101,241
Wilmar International Ltd.	21,473	51,452

		6,974,781

Household Products (0.5%)
Church & Dwight Co., Inc.	1,944	163,005
Clorox Co. (The)	987	99,519
Colgate-Palmolive Co.	6,524	515,527
Essity AB, Class B	6,589	189,801
Henkel AG & Co. KGaA	1,135	86,700
Henkel AG & Co. KGaA (Preference)(q)	1,752	143,262
Kimberly-Clark Corp.	2,686	270,991
Procter & Gamble Co. (The)	18,914	2,710,565
Reckitt Benckiser Group plc	7,380	597,071
Unicharm Corp.	12,209	69,759

		4,846,200

Personal Care Products (0.3%)
Beiersdorf AG	1,060	116,698
Estee Lauder Cos., Inc. (The), Class A	1,990	208,393
Kao Corp.	5,065	202,451
Kenvue, Inc.	15,507	267,496
L’Oreal SA	2,625	1,130,924
Shiseido Co. Ltd.	4,363	63,451
Unilever plc	23,816	1,560,035

		3,549,448

Tobacco (0.5%)
Altria Group, Inc.	13,587	783,426
British American Tobacco plc	23,889	1,356,958
Imperial Brands plc	8,366	351,728
Japan Tobacco, Inc.	13,089	471,284
Philip Morris International, Inc.	12,600	2,021,040

		4,984,436

Total Consumer Staples		38,778,760

Energy (2.0%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	7,987	363,728
Halliburton Co.	6,812	192,507
SLB Ltd.	12,092	464,091
Tenaris SA	4,100	79,551

		1,099,877

Oil, Gas & Consumable Fuels (1.9%)
Aker BP ASA	3,453	88,004
APA Corp.	2,871	70,225
BP plc	171,940	1,003,086
Chevron Corp.	15,320	2,334,921

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
ConocoPhillips	10,002	$936,287
Coterra Energy, Inc.	6,163	162,210
Devon Energy Corp.	5,077	185,970
Diamondback Energy, Inc.	1,507	226,547
ENEOS Holdings, Inc.	29,490	208,411
Eni SpA	22,357	424,061
EOG Resources, Inc.	4,392	461,204
EQT Corp.	5,051	270,734
Equinor ASA	8,383	197,100
Expand Energy Corp.	1,928	212,774
Exxon Mobil Corp.	34,134	4,107,686
Galp Energia SGPS SA	4,559	78,384
Idemitsu Kosan Co. Ltd.	8,447	63,795
Inpex Corp.	9,593	191,505
Kinder Morgan, Inc.	15,847	435,634
Marathon Petroleum Corp.	2,433	395,679
Neste OYJ	4,623	105,454
Occidental Petroleum Corp.	5,821	239,360
OMV AG	1,609	89,855
ONEOK, Inc.	5,093	374,335
Phillips 66	3,261	420,799
Repsol SA	12,333	230,813
Santos Ltd.	35,489	146,128
Shell plc	63,291	2,337,579
Targa Resources Corp.	1,737	320,476
Texas Pacific Land Corp.	468	134,419
TotalEnergies SE (Paris Stock Exchange)	21,702	1,417,778
Valero Energy Corp.	2,469	401,928
Williams Cos., Inc. (The)	9,885	594,187
Woodside Energy Group Ltd.	20,780	327,135

		19,194,463

Total Energy		20,294,340

Financials (11.6%)
Banks (4.9%)
ABN AMRO Bank NV (CVA)(m)	6,373	223,114
AIB Group plc	23,355	252,511
ANZ Group Holdings Ltd.	32,604	790,696
Banca Monte dei Paschi di Siena SpA	21,587	231,619
Banco Bilbao Vizcaya Argentaria SA	62,980	1,483,983
Banco BPM SpA	12,420	190,040
Banco Comercial Portugues SA, Class R	82,573	86,967
Banco de Sabadell SA	54,907	217,132
Banco Santander SA	162,657	1,924,926
Bank Hapoalim BM	13,669	309,259
Bank Leumi Le-Israel BM	16,036	353,496
Bank of America Corp.	54,378	2,990,790
Bank of Ireland Group plc	10,428	200,675
Bankinter SA(x)	7,366	122,533
Banque Cantonale Vaudoise (Registered)(x)	329	41,701
Barclays plc	152,585	978,919
BNP Paribas SA	10,984	1,042,869
BOC Hong Kong Holdings Ltd.	40,438	204,822
BPER Banca SpA	16,101	219,494
CaixaBank SA	42,596	522,864
Chiba Bank Ltd. (The)	6,184	69,009
Citigroup, Inc.	14,483	1,690,021
Citizens Financial Group, Inc.	3,476	203,033
Commerzbank AG	8,010	339,822
Commonwealth Bank of Australia	18,286	1,959,462
Credit Agricole SA	11,663	240,547
Danske Bank A/S	7,302	366,039
DBS Group Holdings Ltd.	23,234	1,018,724
DNB Bank ASA	9,690	270,609
Erste Group Bank AG	3,365	406,923
Fifth Third Bancorp	5,350	250,433
FinecoBank Banca Fineco SpA	6,683	174,356
Hang Seng Bank Ltd.	8,224	162,204
HSBC Holdings plc	188,098	2,976,131
Huntington Bancshares, Inc.	12,725	220,779
ING Groep NV	33,019	931,682
Intesa Sanpaolo SpA	155,653	1,083,089
Israel Discount Bank Ltd., Class A	13,366	141,947
Japan Post Bank Co. Ltd.	19,477	274,672
JPMorgan Chase & Co.	22,034	7,099,795
KBC Group NV	2,510	328,160
KeyCorp	7,519	155,192
Lloyds Banking Group plc	646,944	856,700
M&T Bank Corp.	1,244	250,641
Mitsubishi UFJ Financial Group, Inc.	124,982	1,989,148
Mizrahi Tefahot Bank Ltd.	1,683	117,536
Mizuho Financial Group, Inc.	27,409	997,391
National Australia Bank Ltd.	33,473	945,130
NatWest Group plc	87,831	771,678
Nordea Bank Abp	33,946	641,684
Oversea-Chinese Banking Corp. Ltd.	37,088	570,141
PNC Financial Services Group, Inc. (The)	3,174	662,509
Raiffeisen Bank International AG	1,438	64,725
Regions Financial Corp.	7,097	192,329
Resona Holdings, Inc.	22,685	216,220
Skandinaviska Enskilda Banken AB, Class A	16,548	350,678
Societe Generale SA	7,724	623,788
Standard Chartered plc	21,271	522,408
Sumitomo Mitsui Financial Group, Inc.	40,234	1,294,814
Sumitomo Mitsui Trust Group, Inc.	7,019	214,056
Svenska Handelsbanken AB, Class A	15,942	232,641
Swedbank AB, Class A	9,280	323,664
Truist Financial Corp.	10,354	509,520
UniCredit SpA	15,321	1,276,932
United Overseas Bank Ltd.	13,475	367,538
US Bancorp	12,582	671,376
Wells Fargo & Co.	25,408	2,368,026
Westpac Banking Corp.	37,377	962,821
Yokohama Financial Group, Inc.	11,199	92,479

		50,837,612

Capital Markets (2.3%)
3i Group plc	10,857	477,530
Ameriprise Financial, Inc.	752	368,736
Amundi SA(m)	673	55,838
Ares Management Corp., Class A	1,667	269,437
ASX Ltd.(x)	2,123	72,879
Bank of New York Mellon Corp. (The)	5,644	655,212
BlackRock, Inc.	1,168	1,250,157
Blackstone, Inc.	5,977	921,295
Cboe Global Markets, Inc.	847	212,597
Charles Schwab Corp. (The)	13,520	1,350,783

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
CME Group, Inc.	2,919	$797,121
Coinbase Global, Inc., Class A*	1,847	417,681
CVC Capital Partners plc(m)(x)	2,323	39,039
Daiwa Securities Group, Inc.	14,516	127,006
Deutsche Bank AG (Registered)	20,231	787,206
Deutsche Boerse AG	2,058	541,032
EQT AB(x)	5,397	213,265
Euronext NV(m)	832	125,154
FactSet Research Systems, Inc.	303	87,928
Franklin Resources, Inc.	2,488	59,438
Futu Holdings Ltd. (ADR)*	597	98,033
Goldman Sachs Group, Inc. (The)	2,428	2,134,212
Hong Kong Exchanges & Clearing Ltd.	13,136	687,966
Interactive Brokers Group, Inc., Class A	3,605	231,838
Intercontinental Exchange, Inc.	4,615	747,445
Invesco Ltd.	3,603	94,651
Japan Exchange Group, Inc.	10,776	115,300
Julius Baer Group Ltd.(x)	2,251	177,329
KKR & Co., Inc.	5,555	708,151
London Stock Exchange Group plc	5,107	616,254
Macquarie Group Ltd.	3,958	536,727
Moody’s Corp.	1,242	634,476
Morgan Stanley	9,777	1,735,711
MSCI, Inc.	608	348,828
Nasdaq, Inc.	3,651	354,622
Nomura Holdings, Inc.	32,730	271,845
Northern Trust Corp.	1,531	209,119
Partners Group Holding AG	248	307,581
Raymond James Financial, Inc.	1,427	229,162
Robinhood Markets, Inc., Class A*	6,365	719,882
S&P Global, Inc.	2,509	1,311,178
SBI Holdings, Inc.	6,206	133,716
Schroders plc	7,920	43,450
Singapore Exchange Ltd.	9,136	120,543
State Street Corp.	2,261	291,692
T. Rowe Price Group, Inc.	1,766	180,803
UBS Group AG (Registered)	34,690	1,618,662

		23,488,510

Consumer Finance (0.3%)
American Express Co.	4,349	1,608,912
Capital One Financial Corp.	5,146	1,247,185
Synchrony Financial	2,915	243,198

		3,099,295

Financial Services (2.0%)
Adyen NV(m)*	276	445,988
Apollo Global Management, Inc.	3,758	544,008
Banca Mediolanum SpA	2,443	55,899
Berkshire Hathaway, Inc., Class B*	14,842	7,460,331
Block, Inc., Class A*	4,433	288,544
Corpay, Inc.*	566	170,326
Edenred SE	2,621	58,247
EXOR NV	1,022	87,016
Fidelity National Information Services, Inc.	4,192	278,600
Fiserv, Inc.*	4,353	292,391
Global Payments, Inc.	1,916	148,299
Groupe Bruxelles Lambert NV	873	77,921
Industrivarden AB, Class A	1,294	58,386
Industrivarden AB, Class C	1,706	76,901
Infratil Ltd.	10,169	64,871
Investor AB, Class B	19,915	714,703
Jack Henry & Associates, Inc.	586	106,933
L E Lundbergforetagen AB, Class B(x)	830	46,114
M&G plc	24,964	96,374
Mastercard, Inc., Class A	6,637	3,788,931
Mitsubishi HC Capital, Inc.	9,580	80,180
Nexi SpA(m)(x)	5,765	28,597
ORIX Corp.	12,701	369,257
PayPal Holdings, Inc.	7,573	442,112
Poste Italiane SpA(m)(x)	4,995	126,090
Sofina SA	180	52,249
Sony Financial Group, Inc.(x)*	67,042	71,048
Visa, Inc., Class A	13,660	4,790,699
Washington H Soul Pattinson & Co. Ltd.	3,736	92,598
Wise plc, Class A*	7,280	87,435

		21,001,048

Insurance (2.1%)
Admiral Group plc	2,845	121,797
Aegon Ltd.	14,448	112,743
Aflac, Inc.	3,818	421,011
Ageas SA/NV	1,630	114,551
AIA Group Ltd.	114,824	1,178,825
Allianz SE (Registered)	4,220	1,936,624
Allstate Corp. (The)	2,118	440,862
American International Group, Inc.	4,367	373,597
Aon plc, Class A	1,740	614,011
Arch Capital Group Ltd.*	2,923	280,374
Arthur J Gallagher & Co.	2,079	538,024
ASR Nederland NV	1,714	122,106
Assurant, Inc.	405	97,544
Aviva plc	33,414	308,257
AXA SA	18,956	912,470
Brown & Brown, Inc.	2,377	189,447
Chubb Ltd.	2,962	924,500
Cincinnati Financial Corp.	1,256	205,130
Dai-ichi Life Holdings, Inc.	38,285	318,594
Erie Indemnity Co., Class A	206	59,050
Everest Group Ltd.	340	115,379
Generali(x)	9,317	391,439
Gjensidige Forsikring ASA	2,185	65,463
Globe Life, Inc.	644	90,070
Hannover Rueck SE	659	206,160
Hartford Insurance Group, Inc. (The)	2,255	310,739
Helvetia Baloise Holding AG	861	227,397
Insurance Australia Group Ltd.	25,845	137,636
Japan Post Holdings Co. Ltd.	19,402	204,437
Japan Post Insurance Co. Ltd.	2,041	61,397
Legal & General Group plc	62,269	219,827
Loews Corp.	1,372	144,485
Mapfre SA	10,095	50,800
Marsh & McLennan Cos., Inc.	3,965	735,587
Medibank Pvt. Ltd.	30,092	96,192
MetLife, Inc.	4,480	353,651
MS&AD Insurance Group Holdings, Inc.	14,011	329,434
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,428	943,476

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
NN Group NV	2,940	$227,138
Phoenix Financial Ltd.	2,500	103,468
Phoenix Group Holdings plc	7,678	76,276
Principal Financial Group, Inc.	1,618	142,724
Progressive Corp. (The)	4,746	1,080,759
Prudential Financial, Inc.	2,833	319,789
Prudential plc	28,009	432,103
QBE Insurance Group Ltd.	16,507	219,107
Sampo OYJ, Class A	26,465	321,280
Sompo Holdings, Inc.	9,700	330,434
Suncorp Group Ltd.	11,833	139,378
Swiss Life Holding AG (Registered)(x)	312	361,118
Swiss Re AG	3,266	547,769
T&D Holdings, Inc.	5,317	122,708
Talanx AG	705	94,285
Tokio Marine Holdings, Inc.	20,072	745,396
Travelers Cos., Inc. (The)	1,805	523,558
Tryg A/S	3,674	96,248
Unipol Assicurazioni SpA	3,920	94,762
W.R. Berkley Corp.	2,430	170,392
Willis Towers Watson plc	775	254,665
Zurich Insurance Group AG	1,599	1,214,844

		21,571,287

Total Financials		119,997,752

Health Care (6.9%)
Biotechnology (0.9%)
AbbVie, Inc.	14,305	3,268,549
Amgen, Inc.	4,359	1,426,744
Argenx SE*	673	566,924
Biogen, Inc.*	1,187	208,900
CSL Ltd.	5,303	611,001
Genmab A/S*	667	212,726
Gilead Sciences, Inc.	10,042	1,232,555
Grifols SA(x)	3,259	40,981
Incyte Corp.*	1,335	131,858
Moderna, Inc.*	2,814	82,985
Regeneron Pharmaceuticals, Inc.	816	629,846
Swedish Orphan Biovitrum AB*	2,148	77,647
Vertex Pharmaceuticals, Inc.*	2,054	931,201

		9,421,917

Health Care Equipment & Supplies (1.3%)
Abbott Laboratories	14,075	1,763,457
Alcon AG	5,462	436,353
Align Technology, Inc.*	540	84,321
Baxter International, Inc.	4,161	79,517
Becton Dickinson & Co.	2,320	450,242
BioMerieux	453	58,720
Boston Scientific Corp.*	11,999	1,144,105
Cochlear Ltd.	715	124,375
Coloplast A/S, Class B	1,378	118,468
Cooper Cos., Inc. (The)*	1,609	131,874
Demant A/S*	1,051	35,586
Dexcom, Inc.*	3,157	209,530
Edwards Lifesciences Corp.*	4,697	400,419
EssilorLuxottica SA	3,290	1,043,544
Fisher & Paykel Healthcare Corp. Ltd.	6,417	139,471
GE HealthCare Technologies, Inc.	3,687	302,408
Hologic, Inc.*	1,801	134,156
Hoya Corp.	3,712	561,279
IDEXX Laboratories, Inc.*	646	437,038
Insulet Corp.*	569	161,733
Intuitive Surgical, Inc.*	2,869	1,624,887
Koninklijke Philips NV	8,420	229,964
Medtronic plc	10,382	997,295
Olympus Corp.(x)	12,423	157,389
ResMed, Inc.	1,181	284,467
Siemens Healthineers AG(m)	3,698	195,217
Smith & Nephew plc	8,809	147,061
Solventum Corp.*	1,193	94,533
Sonova Holding AG (Registered)	554	144,847
STERIS plc	794	201,295
Straumann Holding AG (Registered)(x)	1,220	143,948
Stryker Corp.	2,786	979,195
Sysmex Corp.	5,466	53,826
Terumo Corp.	14,501	210,146
Zimmer Biomet Holdings, Inc.	1,604	144,232

		13,424,898

Health Care Providers & Services (0.8%)
Cardinal Health, Inc.	1,923	395,177
Cencora, Inc.	1,569	529,930
Centene Corp.*	3,779	155,506
Cigna Group (The)	2,162	595,047
CVS Health Corp.	10,275	815,424
DaVita, Inc.*	286	32,492
Elevance Health, Inc.	1,799	630,639
Fresenius Medical Care AG	2,404	115,154
Fresenius SE & Co. KGaA	4,617	265,761
HCA Healthcare, Inc.	1,293	603,650
Henry Schein, Inc.*	810	61,220
Humana, Inc.	973	249,214
Labcorp Holdings, Inc.	671	168,340
McKesson Corp.	999	819,470
Molina Healthcare, Inc.*	416	72,193
NMC Health plc(r)*	907	—
Quest Diagnostics, Inc.	900	156,177
Sigma Healthcare Ltd.	56,760	111,364
Sonic Healthcare Ltd.	5,130	77,405
UnitedHealth Group, Inc.	7,332	2,420,367
Universal Health Services, Inc., Class B	447	97,455

		8,371,985

Health Care Technology (0.1%)
M3, Inc.(x)	4,804	64,834
Pro Medicus Ltd.	628	92,566

		157,400

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	2,295	312,281
Bio-Techne Corp.	1,261	74,159
Charles River Laboratories International, Inc.*	398	79,393
Danaher Corp.	5,088	1,164,745
Eurofins Scientific SE(x)	1,294	94,892
IQVIA Holdings, Inc.*	1,378	310,615
Lonza Group AG (Registered)	768	521,437
Mettler-Toledo International, Inc.*	165	230,041
QIAGEN NV	2,366	108,037
Revvity, Inc.	918	88,817

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Sartorius AG (Preference)(q)	286	$83,086
Sartorius Stedim Biotech	319	78,727
Thermo Fisher Scientific, Inc.	3,041	1,762,107
Waters Corp.*	482	183,078
West Pharmaceutical Services, Inc.	582	160,132

		5,251,547

Pharmaceuticals (3.3%)
Astellas Pharma, Inc.	19,686	263,041
AstraZeneca plc	16,944	3,149,590
Bayer AG (Registered)	10,738	467,040
Bristol-Myers Squibb Co.	16,478	888,823
Chugai Pharmaceutical Co. Ltd.	7,357	387,154
Daiichi Sankyo Co. Ltd.	18,575	397,019
Eisai Co. Ltd.	2,897	86,185
Eli Lilly & Co.	6,428	6,908,043
Financiere de Tubize SA	219	53,790
Galderma Group AG	1,690	345,851
GSK plc	44,421	1,092,461
Haleon plc	97,350	491,823
Hikma Pharmaceuticals plc	1,818	37,984
Ipsen SA	412	57,618
Johnson & Johnson	19,501	4,035,732
Kyowa Kirin Co. Ltd.	2,620	42,267
Merck & Co., Inc.	20,090	2,114,673
Merck KGaA	1,413	203,584
Novartis AG (Registered)	20,773	2,874,285
Novo Nordisk A/S, Class B	35,193	1,801,000
Orion OYJ, Class B	1,194	89,313
Otsuka Holdings Co. Ltd.	4,706	266,575
Pfizer, Inc.	46,021	1,145,923
Recordati Industria Chimica e Farmaceutica SpA	1,257	71,705
Roche Holding AG (BMV Mexico Stock Exchange)	7,677	3,180,901
Roche Holding AG (OTC US Exchange)	350	148,113
Sandoz Group AG(x)	4,569	333,633
Sanofi SA	12,073	1,173,647
Shionogi & Co. Ltd.	8,259	149,794
Takeda Pharmaceutical Co. Ltd.	17,355	535,696
Teva Pharmaceutical Industries Ltd. (ADR)*	12,536	391,249
UCB SA	1,382	387,517
Viatris, Inc.	9,322	116,059
Zoetis, Inc.	3,567	448,800

		34,136,888

Total Health Care		70,764,635

Industrials (7.9%)
Aerospace & Defense (1.7%)
Airbus SE	6,493	1,513,906
Axon Enterprise, Inc.*	639	362,907
BAE Systems plc	32,838	758,685
Boeing Co. (The)*	6,338	1,376,107
Dassault Aviation SA	214	68,859
Elbit Systems Ltd.	304	175,266
GE Aerospace	8,538	2,629,960
General Dynamics Corp.	2,052	690,826
Hensoldt AG(x)	694	59,864
Howmet Aerospace, Inc.	3,254	667,135
Huntington Ingalls Industries, Inc.	318	108,142
Kongsberg Gruppen ASA	4,806	123,297
L3Harris Technologies, Inc.	1,514	444,465
Leonardo SpA	4,423	255,529
Lockheed Martin Corp.	1,648	797,088
Melrose Industries plc	13,788	109,357
MTU Aero Engines AG	588	245,518
Northrop Grumman Corp.	1,086	619,248
Rheinmetall AG	503	922,747
Rolls-Royce Holdings plc	91,972	1,425,697
RTX Corp.	10,852	1,990,257
Saab AB, Class B	3,501	204,436
Safran SA	3,935	1,375,300
Singapore Technologies Engineering Ltd.	16,639	108,994
Textron, Inc.	1,426	124,304
Thales SA	1,013	273,572
TransDigm Group, Inc.	456	606,412

		18,037,878

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	956	153,687
Deutsche Post AG	10,493	576,245
DSV A/S	2,234	567,670
Expeditors International of Washington, Inc.	1,085	161,676
FedEx Corp.	1,757	507,527
InPost SA(x)*	2,732	33,615
SG Holdings Co. Ltd.(x)	3,112	28,480
United Parcel Service, Inc., Class B	5,981	593,255

		2,622,155

Building Products (0.4%)
A.O. Smith Corp.	918	61,396
AGC, Inc.	2,085	69,123
Allegion plc	696	110,817
Assa Abloy AB, Class B	10,955	427,062
Belimo Holding AG (Registered)	108	106,487
Builders FirstSource, Inc.*	895	92,087
Carrier Global Corp.	6,408	338,599
Cie de Saint-Gobain SA	4,909	501,677
Daikin Industries Ltd.	2,911	373,167
Geberit AG (Registered)(x)	371	290,205
Johnson Controls International plc	4,930	590,367
Kingspan Group plc	1,679	146,310
Lennox International, Inc.	258	125,280
Masco Corp.	1,681	106,676
Nibe Industrier AB, Class B	16,559	64,067
ROCKWOOL A/S, Class B	1,056	37,450
Trane Technologies plc	1,795	698,614

		4,139,384

Commercial Services & Supplies (0.3%)
Brambles Ltd.	14,892	228,181
Cintas Corp.	2,765	520,014
Copart, Inc.*	7,207	282,154
Dai Nippon Printing Co. Ltd.	4,336	74,573
Rentokil Initial plc	27,602	166,497
Republic Services, Inc.	1,629	345,234
Rollins, Inc.	2,376	142,608
Secom Co. Ltd.	4,575	162,771
Securitas AB, Class B	5,374	85,923

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
TOPPAN Holdings, Inc.	2,547	$75,789
Veralto Corp.	2,010	200,558
Waste Management, Inc.	3,000	659,130

		2,943,432

Construction & Engineering (0.3%)
ACS Actividades de Construccion y Servicios SA	1,930	192,451
Bouygues SA	2,096	109,244
Comfort Systems USA, Inc.	285	265,988
Eiffage SA	750	107,883
EMCOR Group, Inc.	362	221,468
Ferrovial SE	5,614	365,110
HOCHTIEF AG(x)	170	67,327
Kajima Corp.	4,625	172,286
Obayashi Corp.	7,120	148,591
Quanta Services, Inc.	1,207	509,426
Skanska AB, Class B	3,719	101,918
Taisei Corp.	1,656	156,836
Vinci SA	5,452	769,183

		3,187,711

Electrical Equipment (1.0%)
ABB Ltd. (Registered)	17,129	1,280,620
AMETEK, Inc.	1,863	382,493
Eaton Corp. plc	3,144	1,001,395
Emerson Electric Co.	4,547	603,478
Fuji Electric Co. Ltd.	1,432	108,332
Fujikura Ltd.	2,780	309,520
GE Vernova, Inc.	2,196	1,435,240
Generac Holdings, Inc.*	475	64,776
Hubbell, Inc., Class B	430	190,967
Legrand SA	2,866	428,594
Mitsubishi Electric Corp.	20,769	607,928
Nidec Corp.	9,096	123,804
Prysmian SpA	3,077	312,358
Rockwell Automation, Inc.	909	353,665
Schneider Electric SE	5,991	1,653,842
Siemens Energy AG*	8,469	1,198,313
Vestas Wind Systems A/S	11,038	301,148

		10,356,473

Ground Transportation (0.5%)
Central Japan Railway Co.	8,433	233,490
CSX Corp.	15,072	546,360
East Japan Railway Co.(x)	10,472	276,241
Grab Holdings Ltd., Class A*	25,916	129,321
Hankyu Hanshin Holdings, Inc.	2,626	66,103
JB Hunt Transport Services, Inc.	609	118,353
MTR Corp. Ltd.	17,085	65,419
Norfolk Southern Corp.	1,816	524,316
Old Dominion Freight Line, Inc.	1,489	233,475
Seibu Holdings, Inc.	2,300	63,197
Tokyo Metro Co. Ltd.(x)	3,196	32,533
Tokyu Corp.	5,460	63,788
Uber Technologies, Inc.*	16,818	1,374,199
Union Pacific Corp.	4,801	1,110,567
West Japan Railway Co.(x)	4,668	93,157

		4,930,519

Industrial Conglomerates (0.6%)
3M Co.	4,300	688,430
CK Hutchison Holdings Ltd.	29,073	197,800
DCC plc(x)	1,059	66,092
Hikari Tsushin, Inc.	188	52,509
Hitachi Ltd.	50,014	1,565,172
Honeywell International, Inc.	5,139	1,002,567
Investment AB Latour, Class B	1,618	39,613
Jardine Matheson Holdings Ltd. (London Stock Exchange)	1,609	105,840
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	200	13,678
Keppel Ltd.	15,522	124,983
Lifco AB, Class B	2,547	97,382
Sekisui Chemical Co. Ltd.	4,126	69,408
Siemens AG (Registered)	8,304	2,333,831
Smiths Group plc	3,566	113,056
Swire Pacific Ltd., Class A	3,792	30,550

		6,500,911

Machinery (1.4%)
Alfa Laval AB	3,162	159,946
Alstom SA*	3,786	111,989
Atlas Copco AB, Class A	29,284	528,171
Atlas Copco AB, Class B	17,015	275,375
Caterpillar, Inc.	3,788	2,170,032
Cummins, Inc.	1,117	570,173
Daifuku Co. Ltd.	3,540	111,371
Daimler Truck Holding AG(x)	5,193	227,757
Deere & Co.	2,035	947,435
Dover Corp.	1,110	216,716
Ebara Corp.	5,100	119,946
Epiroc AB, Class A	7,201	164,176
Epiroc AB, Class B	4,261	86,410
FANUC Corp.(x)	10,178	395,320
Fortive Corp.	2,571	141,945
GEA Group AG	1,601	108,750
IDEX Corp.	606	107,832
IHI Corp.	11,200	196,951
Illinois Tool Works, Inc.	2,137	526,343
Indutrade AB	2,986	77,970
Ingersoll Rand, Inc.	2,910	230,530
Kawasaki Heavy Industries Ltd.	1,600	106,027
Knorr-Bremse AG	793	88,673
Komatsu Ltd.	10,328	329,673
Kone OYJ, Class B	3,715	264,397
Kubota Corp.	10,625	150,347
Makita Corp.	2,436	73,668
Metso OYJ	7,246	127,562
Minebea Mitsumi, Inc.	3,968	79,568
Mitsubishi Heavy Industries Ltd.	34,957	856,964
Nordson Corp.	432	103,866
Otis Worldwide Corp.	3,154	275,502
PACCAR, Inc.	4,305	471,440
Parker-Hannifin Corp.	1,021	897,418
Pentair plc	1,325	137,985
Rational AG	56	43,534
Sandvik AB	11,654	380,513
Schindler Holding AG	445	168,090
Schindler Holding AG (Registered)	257	91,334
SKF AB, Class B	3,727	99,505
SMC Corp.	610	212,082
Snap-on, Inc.	421	145,077
Spirax Group plc	804	73,912
Stanley Black & Decker, Inc.	1,254	93,147

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Techtronic Industries Co. Ltd.	16,146	$186,507
Toyota Industries Corp.(x)	1,736	197,273
Trelleborg AB, Class B	2,216	94,523
VAT Group AG(m)	295	143,720
Volvo AB, Class B	17,368	558,213
Wartsila OYJ Abp	5,497	196,386
Westinghouse Air Brake Technologies Corp.	1,384	295,415
Xylem, Inc.	1,971	268,411
Yangzijiang Shipbuilding Holdings Ltd.	28,530	77,240

		14,763,110

Marine Transportation (0.1%)
AP Moller - Maersk A/S, Class A(x)	32	73,711
AP Moller - Maersk A/S, Class B(x)	43	99,049
Kawasaki Kisen Kaisha Ltd.(x)	3,857	53,703
Kuehne + Nagel International AG (Registered)	528	114,152
Mitsui OSK Lines Ltd.(x)	3,770	113,360
Nippon Yusen KK(x)	4,767	154,538
SITC International Holdings Co. Ltd.	14,319	51,258

		659,771

Passenger Airlines (0.1%)
ANA Holdings, Inc.	1,703	32,388
Delta Air Lines, Inc.	5,250	364,350
Deutsche Lufthansa AG (Registered)	6,557	64,775
International Consolidated Airlines Group SA	12,914	72,073
Japan Airlines Co. Ltd.	1,537	28,505
Qantas Airways Ltd.	8,102	56,123
Ryanair Holdings plc	9,222	320,254
Singapore Airlines Ltd.	16,867	83,981
Southwest Airlines Co.	4,186	173,007
United Airlines Holdings, Inc.*	2,620	292,968

		1,488,424

Professional Services (0.5%)
Automatic Data Processing, Inc.	3,274	842,171
Broadridge Financial Solutions, Inc.	945	210,896
Bureau Veritas SA	3,719	118,792
Computershare Ltd.	5,688	129,592
Dayforce, Inc.*	1,295	89,562
Equifax, Inc.	991	215,027
Experian plc	10,029	454,630
Intertek Group plc	1,687	105,195
Jacobs Solutions, Inc.	968	128,221
Leidos Holdings, Inc.	1,035	186,714
Paychex, Inc.	2,622	294,136
Paycom Software, Inc.	396	63,107
Randstad NV(x)	1,186	45,117
Recruit Holdings Co. Ltd.	14,545	821,499
RELX plc	19,945	811,923
SGS SA (Registered)(x)	1,810	207,621
Verisk Analytics, Inc.	1,128	252,322
Wolters Kluwer NV	2,541	263,799

		5,240,324

Trading Companies & Distributors (0.6%)
AddTech AB, Class B(x)	2,840	100,996
AerCap Holdings NV	1,929	277,313
Ashtead Group plc	4,608	315,909
Beijer Ref AB, Class B(x)	4,469	72,376
Brenntag SE(x)	1,341	78,104
Bunzl plc	3,549	99,313
Fastenal Co.	9,292	372,888
IMCD NV(x)	646	58,715
ITOCHU Corp.	64,840	817,537
Marubeni Corp.(x)	15,344	426,407
Mitsubishi Corp.	35,038	802,134
Mitsui & Co. Ltd.	26,898	797,289
MonotaRO Co. Ltd.	2,771	44,235
Rexel SA	2,451	96,753
SGH Ltd.	2,224	68,940
Sumitomo Corp.	11,916	411,705
Toyota Tsusho Corp.	7,492	252,252
United Rentals, Inc.	515	416,800
W.W. Grainger, Inc.	354	357,204

		5,866,870

Transportation Infrastructure (0.1%)
Aena SME SA(m)	8,198	229,489
Aeroports de Paris SA	378	49,487
Auckland International Airport Ltd.	18,520	88,822
Getlink SE	3,305	61,096
Transurban Group	34,039	322,793

		751,687

Total Industrials		81,488,649

Information Technology (17.6%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	8,358	1,095,149
Cisco Systems, Inc.	31,896	2,456,949
F5, Inc.*	467	119,206
Motorola Solutions, Inc.	1,348	516,715
Nokia OYJ	57,899	379,135
Telefonaktiebolaget LM Ericsson, Class B	30,589	301,023

		4,868,177

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	9,908	1,338,967
CDW Corp.	1,054	143,555
Corning, Inc.	6,315	552,941
Halma plc	4,149	197,868
Hexagon AB, Class B	22,693	269,905
Jabil, Inc.	865	197,237
Keyence Corp.	2,073	750,113
Keysight Technologies, Inc.*	1,391	282,637
Kyocera Corp.	13,983	196,078
Murata Manufacturing Co. Ltd.	18,182	376,780
Shimadzu Corp.	2,624	69,822
TDK Corp.	21,216	299,468
TE Connectivity plc	2,381	541,701
Teledyne Technologies, Inc.*	380	194,077
Trimble, Inc.*	1,926	150,902
Yokogawa Electric Corp.	2,533	81,113
Zebra Technologies Corp., Class A*	410	99,556

		5,742,720

IT Services (0.6%)
Accenture plc, Class A	5,019	1,346,598
Akamai Technologies, Inc.*	1,164	101,559

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Capgemini SE	1,686	$281,852
Cognizant Technology Solutions Corp., Class A	3,907	324,281
EPAM Systems, Inc.*	447	91,581
Fujitsu Ltd.	19,162	529,573
Gartner, Inc.*	583	147,079
GoDaddy, Inc., Class A*	1,094	135,744
International Business Machines Corp.	7,566	2,241,125
NEC Corp.	14,085	477,473
Nomura Research Institute Ltd.	4,126	158,597
Obic Co. Ltd.	3,549	111,518
Otsuka Corp.	2,529	52,182
TIS, Inc.	2,365	79,372
VeriSign, Inc.	675	163,991
Wix.com Ltd.*	608	63,165

		6,305,690

Semiconductors & Semiconductor Equipment (7.4%)
Advanced Micro Devices, Inc.*	13,177	2,821,986
Advantest Corp.	8,365	1,048,562
Analog Devices, Inc.	3,982	1,079,918
Applied Materials, Inc.	6,448	1,657,071
ASM International NV	512	311,441
ASML Holding NV	4,241	4,592,279
BE Semiconductor Industries NV	798	125,432
Broadcom, Inc.	38,148	13,203,023
Disco Corp.	981	301,678
First Solar, Inc.*	869	227,009
Infineon Technologies AG	14,274	632,913
Intel Corp.*	36,292	1,339,175
Kioxia Holdings Corp.*	1,500	99,927
KLA Corp.	1,063	1,291,630
Lam Research Corp.	10,166	1,740,216
Lasertec Corp.(x)	854	161,624
Microchip Technology, Inc.	4,374	278,711
Micron Technology, Inc.	9,085	2,592,950
Monolithic Power Systems, Inc.	388	351,668
Nova Ltd.*	322	107,797
NVIDIA Corp.	196,685	36,681,752
NXP Semiconductors NV	2,037	442,151
ON Semiconductor Corp.*	3,257	176,367
Qnity Electronics, Inc.	1,695	138,397
QUALCOMM, Inc.	8,669	1,482,832
Renesas Electronics Corp.*	18,342	250,587
SCREEN Holdings Co. Ltd.(x)	866	84,256
Skyworks Solutions, Inc.	1,203	76,282
STMicroelectronics NV	7,399	195,123
Teradyne, Inc.	1,268	245,434
Texas Instruments, Inc.	7,354	1,275,845
Tokyo Electron Ltd.	4,875	1,068,118

		76,082,154

Software (5.1%)
Adobe, Inc.*	3,388	1,185,766
AppLovin Corp., Class A*	2,191	1,476,340
Autodesk, Inc.*	1,724	510,321
Cadence Design Systems, Inc.*	2,203	688,614
Check Point Software Technologies Ltd.*	938	174,055
Crowdstrike Holdings, Inc., Class A*	2,031	952,052
CyberArk Software Ltd.*	552	246,225
Dassault Systemes SE	7,331	205,391
Datadog, Inc., Class A*	2,634	358,198
Fair Isaac Corp.*	192	324,599
Fortinet, Inc.*	5,116	406,262
Gen Digital, Inc.	4,542	123,497
Intuit, Inc.	2,257	1,495,082
Microsoft Corp.	60,158	29,093,612
Monday.com Ltd.*	472	69,648
Nebius Group NV, Class A(x)*	2,318	194,028
Nemetschek SE	631	68,816
Nice Ltd.*	675	75,691
Oracle Corp.	410	34,524
Oracle Corp. (Moscow Stock Exchange)	13,614	2,653,505
Palantir Technologies, Inc., Class A*	18,490	3,286,597
Palo Alto Networks, Inc.*	5,536	1,019,731
PTC, Inc.*	970	168,984
Roper Technologies, Inc.	871	387,708
Sage Group plc (The)	10,527	153,676
Salesforce, Inc.	7,706	2,041,396
SAP SE	11,410	2,793,772
ServiceNow, Inc.*	8,405	1,287,562
Synopsys, Inc.*	1,503	705,989
Trend Micro, Inc.*	1,351	56,079
Tyler Technologies, Inc.*	348	157,975
WiseTech Global Ltd.	2,203	100,648
Workday, Inc., Class A*	1,756	377,154
Xero Ltd.*	1,808	137,573

		53,011,070

Technology Hardware, Storage & Peripherals (3.4%)
Apple, Inc.	119,600	32,514,456
Canon, Inc.	9,450	279,506
Dell Technologies, Inc., Class C	2,440	307,147
FUJIFILM Holdings Corp.	12,231	261,111
Hewlett Packard Enterprise Co.	10,744	258,071
HP, Inc.	7,566	168,571
Logitech International SA (Registered)	1,669	171,810
NetApp, Inc.	1,616	173,057
Sandisk Corp.*	1,127	267,527
Seagate Technology Holdings plc	1,763	485,513
Super Micro Computer, Inc.*	4,059	118,807
Western Digital Corp.	2,767	476,671

		35,482,247

Total Information Technology		181,492,058

Materials (2.0%)
Chemicals (0.9%)
Air Liquide SA	6,323	1,190,858
Air Products and Chemicals, Inc.	1,801	444,883
Akzo Nobel NV	1,869	130,030
Albemarle Corp.	953	134,792
Asahi Kasei Corp.	13,370	118,558
BASF SE	9,756	509,401
CF Industries Holdings, Inc.	1,262	97,603
Corteva, Inc.	5,469	366,587
Dow, Inc.	5,753	134,505
DSM-Firmenich AG	1,887	152,482
DuPont de Nemours, Inc.	3,391	136,318
Ecolab, Inc.	2,063	541,579

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
EMS-Chemie Holding AG (Registered)(x)	77	$53,417
Evonik Industries AG	2,800	43,962
Givaudan SA (Registered)	101	401,144
ICL Group Ltd.	8,461	48,621
International Flavors & Fragrances, Inc.	2,086	140,576
Linde plc	3,780	1,611,754
LyondellBasell Industries NV, Class A	2,084	90,237
Mitsubishi Chemical Group Corp.	13,948	81,485
Mosaic Co. (The)	2,569	61,887
Nippon Paint Holdings Co. Ltd.	10,305	68,913
Nippon Sanso Holdings Corp.(x)	1,846	55,012
Nitto Denko Corp.	7,732	183,378
Novonesis Novozymes B	3,851	247,093
PPG Industries, Inc.	1,816	186,068
Sherwin-Williams Co. (The)	1,866	604,640
Shin-Etsu Chemical Co. Ltd.	18,439	573,629
Sika AG (Registered)	1,666	341,992
Syensqo SA(x)	795	64,055
Symrise AG, Class A	1,451	117,455
Toray Industries, Inc.(x)	15,079	98,191
Yara International ASA	1,809	74,298

		9,105,403

Construction Materials (0.2%)
Buzzi SpA	842	51,455
CRH plc	5,425	677,040
Heidelberg Materials AG	1,463	383,408
Holcim AG	5,577	547,491
Martin Marietta Materials, Inc.	488	303,858
Vulcan Materials Co.	1,069	304,900

		2,268,152

Containers & Packaging (0.1%)
Amcor plc	18,684	155,825
Avery Dennison Corp.	626	113,857
Ball Corp.	2,169	114,892
International Paper Co.	4,274	168,353
Packaging Corp. of America	723	149,104
Smurfit WestRock plc	4,227	163,458

		865,489

Metals & Mining (0.8%)
Anglo American plc	12,233	508,700
Antofagasta plc	4,309	190,455
ArcelorMittal SA	5,126	235,481
BHP Group Ltd.	55,501	1,684,886
Boliden AB*	3,106	173,813
Endeavour Mining plc	2,110	110,126
Evolution Mining Ltd.	22,189	187,763
Fortescue Ltd.	18,509	271,867
Freeport-McMoRan, Inc.	11,623	590,332
Fresnillo plc	2,416	108,577
Glencore plc	109,874	602,119
JFE Holdings, Inc.	6,233	79,484
JX Advanced Metals Corp.	6,400	80,082
Lynas Rare Earths Ltd.*	9,898	82,172
Newmont Corp.	8,833	881,975
Nippon Steel Corp.(x)	52,540	215,272
Norsk Hydro ASA	15,133	117,401
Northern Star Resources Ltd.	14,856	265,005
Nucor Corp.	1,852	302,080
Rio Tinto Ltd.(x)	4,058	397,604
Rio Tinto plc	12,335	996,620
South32 Ltd.	49,165	116,805
Steel Dynamics, Inc.	1,111	188,259
Sumitomo Metal Mining Co. Ltd.	2,734	110,955

		8,497,833

Paper & Forest Products (0.0%)†
Holmen AB, Class B	769	29,602
Stora Enso OYJ, Class R(x)	6,364	80,063
Svenska Cellulosa AB SCA, Class B	6,638	88,396
UPM-Kymmene OYJ(x)	5,767	168,011

		366,072

Total Materials		21,102,949

Real Estate (1.2%)
Diversified REITs (0.0%)†
CapitaLand Integrated Commercial Trust (REIT)	66,504	123,654
Covivio SA (REIT)	610	40,611
Land Securities Group plc (REIT)	7,733	64,835
Stockland (REIT)	26,468	101,211

		330,311

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	1,259	61,615
Healthpeak Properties, Inc. (REIT)	5,660	91,013
Ventas, Inc. (REIT)	3,802	294,199
Welltower, Inc. (REIT)	5,555	1,031,064

		1,477,891

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	5,177	91,788

Industrial REITs (0.2%)
CapitaLand Ascendas REIT (REIT)	42,862	94,367
Goodman Group (REIT)	22,350	462,075
Prologis, Inc. (REIT)	7,518	959,748
Segro plc (REIT)	14,050	136,435

		1,652,625

Office REITs (0.0%)†
BXP, Inc. (REIT)	1,193	80,504
Gecina SA (REIT)	503	47,822
Nippon Building Fund, Inc. (REIT)(x)	85	77,544

		205,870

Real Estate Management & Development (0.3%)
Azrieli Group Ltd.	464	52,526
CapitaLand Investment Ltd.	26,042	54,904
CBRE Group, Inc., Class A*	2,373	381,555
CK Asset Holdings Ltd.	21,014	106,168
CoStar Group, Inc.*	3,430	230,633
Daito Trust Construction Co. Ltd.	3,120	59,476
Daiwa House Industry Co. Ltd.	6,074	201,562
Fastighets AB Balder, Class B(x)*	7,845	58,114
Henderson Land Development Co. Ltd.(x)	15,479	55,968
Hongkong Land Holdings Ltd.	11,858	82,413

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Hulic Co. Ltd.	5,010	$54,837
LEG Immobilien SE	826	60,427
Mitsubishi Estate Co. Ltd.	11,631	283,721
Mitsui Fudosan Co. Ltd.	28,768	327,001
Sagax AB, Class B	2,402	51,554
Sino Land Co. Ltd.	39,234	51,521
Sumitomo Realty & Development Co. Ltd.	6,796	170,594
Sun Hung Kai Properties Ltd.	15,941	193,970
Swiss Prime Site AG (Registered)	877	136,405
Vonovia SE	8,199	236,454
Wharf Holdings Ltd. (The)	11,399	31,842
Wharf Real Estate Investment Co. Ltd.	17,797	56,208

		2,937,853

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	1,145	207,600
Camden Property Trust (REIT)	861	94,779
Equity Residential (REIT)	2,802	176,638
Essex Property Trust, Inc. (REIT)	521	136,335
Invitation Homes, Inc. (REIT)	4,565	126,861
Mid-America Apartment Communities, Inc. (REIT)	948	131,687
UDR, Inc. (REIT)	2,434	89,279

		963,179

Retail REITs (0.2%)
Federal Realty Investment Trust (REIT)	635	64,008
Kimco Realty Corp. (REIT)	5,481	111,100
Klepierre SA (REIT)	2,351	93,220
Link REIT (REIT)	28,506	127,243
Realty Income Corp. (REIT)	7,446	419,731
Regency Centers Corp. (REIT)	1,332	91,948
Scentre Group (REIT)	57,000	159,764
Simon Property Group, Inc. (REIT)	2,642	489,061
Unibail-Rodamco-Westfield (REIT)	1,330	144,985
Vicinity Ltd. (REIT)	42,721	72,985

		1,774,045

Specialized REITs (0.3%)
American Tower Corp. (REIT)	3,789	665,235
Crown Castle, Inc. (REIT)	3,525	313,267
Digital Realty Trust, Inc. (REIT)	2,614	404,412
Equinix, Inc. (REIT)	795	609,097
Extra Space Storage, Inc. (REIT)	1,718	223,718
Iron Mountain, Inc. (REIT)	2,393	198,499
Public Storage (REIT)	1,278	331,641
SBA Communications Corp. (REIT)	862	166,737
VICI Properties, Inc. (REIT), Class A	8,651	243,266
Weyerhaeuser Co. (REIT)	5,835	138,231

		3,294,103

Total Real Estate		12,727,665

Utilities (1.8%)
Electric Utilities (1.1%)
Acciona SA(x)	270	58,987
Alliant Energy Corp.	2,081	135,286
American Electric Power Co., Inc.	4,332	499,523
BKW AG	231	49,111
Chubu Electric Power Co., Inc.	7,466	114,964
CK Infrastructure Holdings Ltd.(x)	6,713	49,683
CLP Holdings Ltd.	18,001	160,981
Constellation Energy Corp.	2,528	893,067
Contact Energy Ltd.	9,228	49,145
Duke Energy Corp.	6,294	737,720
Edison International	3,114	186,902
EDP SA	34,289	157,761
Elia Group SA/NV, Class B(x)	477	61,495
Endesa SA	3,471	124,943
Enel SpA	88,880	927,218
Entergy Corp.	3,615	334,135
Evergy, Inc.	1,863	135,049
Eversource Energy	3,037	204,481
Exelon Corp.	8,177	356,435
FirstEnergy Corp.	4,208	188,392
Fortum OYJ	4,902	104,732
Iberdrola SA	69,360	1,505,117
Kansai Electric Power Co., Inc. (The)	10,300	161,431
NextEra Energy, Inc.	16,857	1,353,280
NRG Energy, Inc.	1,551	246,981
Origin Energy Ltd.	18,825	144,347
PG&E Corp.	17,790	285,885
Pinnacle West Capital Corp.	969	85,950
Power Assets Holdings Ltd.(x)	15,263	108,157
PPL Corp.	5,987	209,665
Redeia Corp. SA	4,434	79,048
Southern Co. (The)	8,912	777,126
SSE plc	13,181	387,150
Terna - Rete Elettrica Nazionale	15,375	163,594
Verbund AG	744	54,210
Xcel Energy, Inc.	4,788	353,642

		11,445,593

Gas Utilities (0.1%)
APA Group	14,371	86,027
Atmos Energy Corp.	1,299	217,751
Hong Kong & China Gas Co. Ltd.	122,321	110,177
Naturgy Energy Group SA	2,119	64,547
Osaka Gas Co. Ltd.	3,876	134,363
Snam SpA	22,035	146,465
Tokyo Gas Co. Ltd.	3,430	135,873

		895,203

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	5,764	82,656
EDP Renovaveis SA	3,445	48,745
Meridian Energy Ltd.	14,413	46,470
Orsted A/S(m)*	5,775	111,172
RWE AG	6,911	367,593
Vistra Corp.	2,574	415,264

		1,071,900

Multi-Utilities (0.5%)
Ameren Corp.	2,189	218,593
CenterPoint Energy, Inc.	5,284	202,589
Centrica plc	51,576	117,874
CMS Energy Corp.	2,463	172,238
Consolidated Edison, Inc.	2,921	290,114
Dominion Energy, Inc.	6,912	404,974
DTE Energy Co.	1,681	216,815
E.ON SE	24,540	465,035
Engie SA	19,964	525,777
National Grid plc	54,218	834,244

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
NiSource, Inc.	3,862	$161,277
Public Service Enterprise Group, Inc.	4,040	324,412
Sembcorp Industries Ltd.	9,525	44,609
Sempra	5,283	466,436
Veolia Environnement SA	6,891	240,682
WEC Energy Group, Inc.	2,633	277,676

		4,963,345

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,579	206,060
Severn Trent plc	2,961	111,317
United Utilities Group plc	7,451	119,920

		437,297

Total Utilities		18,813,338

Total Common Stocks (67.5%) (Cost $303,274,327)		696,439,874

EXCHANGE TRADED FUNDS (ETF):
Equity (3.9%)
SPDR S&P MidCap 400 ETF Trust (x)	66,277	39,983,589

Total Exchange Traded Funds (3.9%) (Cost $22,636,318)		39,983,589

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (1.8%)
FHLB
3.250%, 11/16/28	$745,000	740,556
4.750%, 12/8/28	1,290,000	1,331,186
FHLMC
6.750%, 3/15/31	1,000,000	1,140,489
6.250%, 7/15/32	2,282,000	2,581,685
FNMA
1.875%, 9/24/26	1,297,000	1,281,114
0.750%, 10/8/27	5,000,000	4,767,711
7.250%, 5/15/30	1,600,000	1,829,596
Tennessee Valley Authority
3.875%, 3/15/28	5,000,000	5,039,684

Total U.S. Government Agency Securities		18,712,021

U.S. Treasury Obligations (25.7%)
U.S. Treasury Bonds
6.125%, 11/15/27	4,431,200	4,641,578
5.250%, 11/15/28	7,983,800	8,353,463
U.S. Treasury Notes
1.500%, 1/31/27	3,846,200	3,763,934
2.250%, 2/15/27	4,750,400	4,684,347
1.875%, 2/28/27	2,319,900	2,276,864
2.375%, 5/15/27	10,030,500	9,879,118
3.250%, 6/30/27	7,648,500	7,623,416
2.250%, 8/15/27	5,434,100	5,329,147
4.125%, 10/31/27	2,266,200	2,291,656
2.250%, 11/15/27#	12,465,600	12,190,006
3.875%, 12/31/27	4,047,600	4,078,284
4.250%, 2/15/28	7,025,000	7,134,404
4.000%, 2/29/28	4,072,800	4,115,826
3.500%, 4/30/28	4,241,900	4,241,988
3.625%, 5/31/28	2,970,400	2,978,891
4.000%, 6/30/28	6,503,900	6,581,524
4.375%, 8/31/28	8,076,800	8,249,876
4.625%, 9/30/28	2,842,100	2,923,251
3.125%, 11/15/28	588,400	581,991
4.375%, 11/30/28	2,428,400	2,484,388
3.750%, 12/31/28	4,964,900	4,994,962
4.000%, 1/31/29	4,838,800	4,902,291
2.625%, 2/15/29	1,585,100	1,541,633
4.250%, 2/28/29	1,811,900	1,849,395
4.125%, 3/31/29	5,376,600	5,469,026
4.625%, 4/30/29	4,178,200	4,315,450
2.375%, 5/15/29	4,216,300	4,056,881
4.500%, 5/31/29	4,628,800	4,764,410
4.250%, 6/30/29	3,041,400	3,108,254
1.625%, 8/15/29	6,028,100	5,630,622
3.500%, 9/30/29	3,657,000	3,642,538
1.750%, 11/15/29	5,128,200	4,791,662
1.500%, 2/15/30	4,655,300	4,278,721
0.625%, 5/15/30	5,588,700	4,908,450
0.625%, 8/15/30	3,253,500	2,833,341
4.125%, 8/31/30	3,113,800	3,171,232
4.625%, 9/30/30	4,795,800	4,987,632
4.875%, 10/31/30	1,754,400	1,844,724
0.875%, 11/15/30	4,056,200	3,549,175
4.375%, 11/30/30	5,245,800	5,401,535
3.750%, 12/31/30	3,412,000	3,417,065
4.250%, 2/28/31	2,390,900	2,448,244
1.625%, 5/15/31	3,247,100	2,911,736
4.250%, 6/30/31	2,307,800	2,362,610
1.250%, 8/15/31	15,571,900	13,582,833
3.625%, 9/30/31	2,746,800	2,722,847
1.375%, 11/15/31	2,185,600	1,905,911
1.875%, 2/15/32	2,338,400	2,088,523
2.875%, 5/15/32	4,249,400	4,012,270
2.750%, 8/15/32	2,982,400	2,784,169
4.125%, 11/15/32	3,018,500	3,057,518
3.500%, 2/15/33	3,262,300	3,175,405
3.375%, 5/15/33	4,686,500	4,513,324
3.875%, 8/15/33	4,592,500	4,562,337
4.500%, 11/15/33	3,472,000	3,591,359
4.000%, 2/15/34	3,123,500	3,119,901
4.375%, 5/15/34	3,554,200	3,638,611
3.875%, 8/15/34	2,389,500	2,357,397
4.250%, 11/15/34	1,477,900	1,496,376
4.625%, 2/15/35	6,570,100	6,832,397
4.250%, 5/15/35	1,984,500	2,004,967
4.250%, 8/15/35	2,827,900	2,854,297
4.000%, 11/15/35	1,074,400	1,061,138

Total U.S. Treasury Obligations		264,947,121

Total Long-Term Debt Securities (27.5%) (Cost $285,294,729)		283,659,142

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
Dreyfus Treasury Obligations Cash Management Fund 3.65% (7 day yield) (xx)	2,000,000	2,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	608,449	$608,449

Total Investment Companies		2,608,449

Total Short-Term Investments (0.3%) (Cost $2,608,449)		2,608,449

Total Investments in Securities (99.2%) (Cost $613,813,823)		1,022,691,054
Other Assets Less Liabilities (0.8%)		8,188,299

Net Assets (100%)		$1,030,879,353

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $10,292,309.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025, the market value or fair value, as applicable, of these securities amounted to $2,480,161 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $45,187,137. This was collateralized by $44,247,266 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.750%, maturing 1/13/26 – 8/15/55 and by cash of $2,608,449 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:
ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
EUR	—	European Currency Unit
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
USD	—	United States Dollar

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
FTSE 100 Index	6	3/2026	GBP	803,998	12,545
MSCI EAFE E-Mini Index	10	3/2026	USD	1,451,050	3,400
Russell 2000 E-Mini Index	320	3/2026	USD	39,968,000	(1,213,522)
TOPIX Index	70	3/2026	JPY	15,254,405	91,236

					(1,106,341)

Short Contracts
EURO STOXX 50 Index	(10)	3/2026	EUR	(686,434)	(9,418)
S&P 500 E-Mini Index	(66)	3/2026	USD	(22,745,250)	(6,728)
SPI 200 Index	(49)	3/2026	AUD	(7,092,663)	(67,147)
U.S. Treasury 2 Year Note	(53)	3/2026	USD	(11,065,820)	93
U.S. Treasury 5 Year Note	(17)	3/2026	USD	(1,858,180)	(21)
U.S. Treasury 10 Year Note	(78)	3/2026	USD	(8,770,125)	59,610

					(23,611)

					(1,129,952)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Forward Foreign Currency Contracts outstanding as of December 31, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	3,768,469	JPY	567,964,862	Bank of America	1/23/2026	136,520
USD	12,857,317	JPY	2,000,953,117	Deutsche Bank AG	1/23/2026	61,878
USD	6,922,046	JPY	1,077,023,202	JPMorgan Chase Bank	1/23/2026	34,836
AUD	14,605,032	USD	9,491,489	Bank of America	1/28/2026	256,531
NZD	11,130,625	USD	6,266,965	HSBC Bank plc	1/28/2026	148,003
EUR	1,242,472	USD	1,436,555	Barclays Bank plc	1/29/2026	25,310
EUR	14,114,759	USD	16,477,739	Goldman Sachs Bank USA	1/29/2026	129,379
NOK	115,097,510	USD	11,376,159	Morgan Stanley	2/13/2026	42,581
SEK	118,138,652	USD	12,540,526	UBS AG	2/13/2026	318,380
GBP	1,231,340	USD	1,640,590	HSBC Bank plc	2/26/2026	19,015

Total unrealized appreciation						1,172,433

JPY	239,293,119	USD	1,564,849	Barclays Bank plc	1/23/2026	(34,648)
JPY	482,589,504	USD	3,102,337	JPMorgan Chase Bank	1/23/2026	(16,335)
USD	11,108,882	AUD	16,750,425	HSBC Bank plc	1/28/2026	(71,065)
USD	5,225,251	AUD	8,087,196	UBS AG	1/28/2026	(172,488)
USD	549,652	NZD	970,162	JPMorgan Chase Bank	1/28/2026	(9,487)
EUR	11,915,043	USD	14,033,608	Barclays Bank plc	1/29/2026	(14,628)
USD	20,190,929	CHF	16,074,988	Bank of America	1/29/2026	(157,512)
USD	1,517,584	EUR	1,303,132	JPMorgan Chase Bank	1/29/2026	(15,653)
USD	34,961,513	EUR	30,122,408	Morgan Stanley	1/29/2026	(479,857)
USD	5,651,959	NOK	57,283,974	Bank of America	2/13/2026	(31,142)
USD	257,250	NOK	2,621,311	JPMorgan Chase Bank	2/13/2026	(2,808)
USD	5,683,211	NOK	57,813,536	Morgan Stanley	2/13/2026	(52,429)
USD	5,846,065	SEK	54,700,755	Bank of America	2/13/2026	(107,887)
USD	5,941,927	GBP	4,498,040	Barclays Bank plc	2/26/2026	(120,547)
USD	19,327,706	GBP	14,519,479	UBS AG	2/26/2026	(241,700)

Total unrealized depreciation						(1,528,186)

Net unrealized depreciation						(355,753)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$51,027,162	$8,759,206	$—		$59,786,368
Consumer Discretionary	49,764,973	21,428,387	—		71,193,360
Consumer Staples	22,503,138	16,275,622	—		38,778,760
Energy	13,305,701	6,988,639	—		20,294,340
Financials	63,480,449	56,517,303	—		119,997,752
Health Care	45,754,313	25,010,322	—	(a)	70,764,635
Industrials	39,104,807	42,383,842	—		81,488,649
Information Technology	163,561,852	17,930,206	—		181,492,058
Materials	8,665,362	12,437,587	—		21,102,949
Real Estate	8,655,249	4,072,416	—		12,727,665
Utilities	10,640,374	8,172,964	—		18,813,338

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Exchange Traded Fund	$39,983,589	$—	$—	$39,983,589
Forward Currency Contracts	—	1,172,433	—	1,172,433
Futures	166,884	—	—	166,884
Short-Term Investments
Investment Companies	2,608,449	—	—	2,608,449
U.S. Government Agency Securities	—	18,712,021	—	18,712,021
U.S. Treasury Obligations	—	264,947,121	—	264,947,121

Total Assets	$519,222,302	$504,808,069	$—	$1,024,030,371

Liabilities:
Forward Currency Contracts	$—	$(1,528,186)	$—	$(1,528,186)
Futures	(1,296,836)	—	—	(1,296,836)

Total Liabilities	$(1,296,836)	$(1,528,186)	$—	$(2,825,022)

Total	$517,925,466	$503,279,883	$—	$1,021,205,349

(a)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$59,703	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	1,172,433
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	107,181	*

Total		$1,339,317

	Liability Derivatives
Interest rate contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(21	)*
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(1,528,186)
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	(1,296,815	)*

Total		$(2,825,022)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(833,420)	$—	$(833,420)
Foreign exchange contracts	—	(2,434,591)	(2,434,591)
Equity contracts	72,025	—	72,025

Total	$(761,395)	$(2,434,591)	$(3,195,986)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(87,292)	$—	$(87,292)
Foreign exchange contracts	—	(167,338)	(167,338)
Equity contracts	(16,128)	—	(16,128)

Total	$(103,420)	$(167,338)	$(270,758)

^ The Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$58,021,000
Average notional value of contracts — short	45,425,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$86,103,000
Average settlement value sold — in USD	105,717,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2025:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$393,051	$(296,541)	$—	$96,510
Barclays Bank plc	25,310	(25,310)	—	—
Deutsche Bank AG	61,878	–	—	61,878
Goldman Sachs Bank USA	129,379	–	—	129,379
HSBC Bank plc	167,018	(71,065)	—	95,953
JPMorgan Chase Bank	34,836	(34,836)	—	—
Morgan Stanley	42,581	(42,581)	—	—
UBS AG	318,380	(318,380)	—	—

Total	$1,172,433	$(788,713)	$—	$383,720

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$296,541	$(296,541)	$—	$—
Barclays Bank plc	169,823	(25,310)	—	144,513
HSBC Bank plc	71,065	(71,065)	—	—
JPMorgan Chase Bank	44,283	(34,836)	—	9,447
Morgan Stanley	532,286	(42,581)	—	489,705
UBS AG	414,188	(318,380)	—	95,808

Total	$1,528,186	$(788,713)	$—	$739,473

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$31,879,134
Long-term U.S. government debt securities	61,088,311

$92,967,445

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$73,090,066
Long-term U.S. government debt securities	45,361,226

$118,451,292

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$429,161,397
Aggregate gross unrealized depreciation	(25,567,870)

Net unrealized appreciation	$403,593,527

Federal income tax cost of investments in securities and derivative instruments, if applicable	$617,611,822

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $613,813,823)	$1,022,691,054
Cash	7,934,416
Foreign cash (Cost $742,031)	753,830
Receivable for securities sold	11,755,068
Dividends, interest and other receivables	3,014,194
Unrealized appreciation on forward foreign currency contracts	1,172,433
Receivable for Portfolio shares sold	48,747
Securities lending income receivable	11,175
Other assets	5,030

Total assets	1,047,385,947

LIABILITIES
Payable for securities purchased	10,562,442
Payable for return of collateral on securities loaned	2,608,449
Unrealized depreciation on forward foreign currency contracts	1,528,186
Payable for Portfolio shares repurchased	668,910
Investment management fees payable	613,578
Distribution fees payable – Class IB	218,356
Due to broker for futures variation margin	108,587
Administrative fees payable	108,156
Accrued expenses	89,930

Total liabilities	16,506,594

Commitments and contingent liabilities^
NET ASSETS	$1,030,879,353

Net assets were comprised of:
Paid in capital	$737,407,683
Total distributable earnings (loss)	293,471,670

Net assets	$1,030,879,353

Class IB
Net asset value, offering and redemption price per share, $1,030,879,353 / 71,098,073 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.50

(x)	Includes value of securities on loan of $45,187,137.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $610,187 foreign withholding tax)	$11,955,913
Interest	9,878,971
Securities lending (net)	93,737

Total income	21,928,621

EXPENSES
Investment management fees	7,159,809
Distribution fees – Class IB	2,423,144
Administrative fees	1,210,245
Custodian fees	142,100
Professional fees	129,785
Printing and mailing expenses	59,203
Trustees’ fees	32,500
Miscellaneous	33,910

Gross expenses	11,190,696
Less: Waiver from investment manager	(140,146)

Net expenses	11,050,550

NET INVESTMENT INCOME (LOSS)	10,878,071

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	17,577,186
Futures contracts	(761,395)
Forward foreign currency contracts	(2,434,591)
Foreign currency transactions	(1,454,441)

Net realized gain (loss)	12,926,759

Change in unrealized appreciation (depreciation) on:
Investments in securities	111,574,226
Futures contracts	(103,420)
Forward foreign currency contracts	(167,338)
Foreign currency translations	106,182

Net change in unrealized appreciation (depreciation)	111,409,650

NET REALIZED AND UNREALIZED GAIN (LOSS)	124,336,409

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$135,214,480

See Notes to Financial Statements.

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EQ/AB DYNAMIC GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,878,071	$10,774,816
Net realized gain (loss)	12,926,759	19,309,464
Net change in unrealized appreciation (depreciation)	111,409,650	76,323,051

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	135,214,480	106,407,331

Distributions to shareholders:
Class IB	(38,528,105)	(19,775,154)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 5,493,078 and 6,280,636 shares, respectively ]	75,751,839	80,782,909
Capital shares issued in reinvestment of dividends [ 2,661,499 and 1,474,463 shares, respectively ]	38,528,105	19,775,154
Capital shares repurchased [ (8,226,375) and (9,086,898) shares, respectively ]	(113,194,252)	(116,995,066)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,085,692	(16,437,003)

TOTAL INCREASE (DECREASE) IN NET ASSETS	97,772,067	70,195,174
NET ASSETS:
Beginning of year	933,107,286	862,912,112

End of year	$1,030,879,353	$933,107,286

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025		2024		2023		2022		2021
Net asset value, beginning of year	$13.11		$11.90		$10.44		$13.59		$12.07

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16		0.15		0.11		0.08		0.05
Net realized and unrealized gain (loss)	1.79		1.34		1.45		(2.23)		1.74

Total from investment operations	1.95		1.49		1.56		(2.15)		1.79

Less distributions:
Dividends from net investment income	(0.16)		(0.21)		(0.10)		—		(0.07)
Distributions from net realized gains	(0.40)		(0.07)		—		(1.00)		(0.20)

Total dividends and distributions	(0.56)		(0.28)		(0.10)		(1.00)		(0.27)

Net asset value, end of year	$14.50		$13.11		$11.90		$10.44		$13.59

Total return	14.89%		12.49%		15.00%		(15.59)%		14.94%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,030,879		$933,107		$862,912		$766,732		$927,861
Ratio of expenses to average net assets:
After waivers (f)	1.14	%(j)	1.14	%(j)	1.14	%(j)	1.15	%(k)	1.14	%(k)
Before waivers (f)	1.15%		1.16%		1.16%		1.16%		1.14%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.12%		1.18%		1.01%		0.70%		0.41%
Before waivers (f)	1.11%		1.16%		0.99%		0.69%		0.41%
Portfolio turnover rate^	10%		14%		14%		14%		31%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.16% for Class IB.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.6%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	66,108	$1,642,123
BT Group plc	87,950	218,195
Cellnex Telecom SA(m)	7,273	234,451
Deutsche Telekom AG (Registered)	54,074	1,757,731
Elisa OYJ	2,092	92,784
HKT Trust & HKT Ltd.	55,377	81,898
Infrastrutture Wireless Italiane SpA(m)(x)	4,101	38,002
Koninklijke KPN NV	57,178	267,170
NTT, Inc.	438,346	441,312
Orange SA	27,377	456,863
Singapore Telecommunications Ltd.	109,229	386,644
Swisscom AG (Registered)	381	276,815
Telecom Italia SpA*	169,075	102,091
Telefonica SA(x)	54,204	222,506
Telenor ASA	9,055	131,783
Telia Co. AB	34,696	148,409
Telstra Group Ltd.	58,422	189,871
Verizon Communications, Inc.	39,318	1,601,422

		8,290,070

Entertainment (0.7%)
Bollore SE	10,327	58,181
Capcom Co. Ltd.(x)	5,071	118,196
CTS Eventim AG & Co. KGaA	918	84,689
Electronic Arts, Inc.	2,094	427,867
Konami Group Corp.	1,441	196,224
Live Nation Entertainment, Inc.*	1,472	209,760
Netflix, Inc.*	39,512	3,704,645
Nexon Co. Ltd.	4,834	118,103
Nintendo Co. Ltd.	16,238	1,098,325
Spotify Technology SA*	2,299	1,335,052
Take-Two Interactive Software, Inc.*	1,620	414,769
TKO Group Holdings, Inc., Class A	618	129,162
Toho Co. Ltd.(x)	1,505	76,672
Universal Music Group NV	16,181	422,724
Walt Disney Co. (The)	16,647	1,893,929
Warner Bros Discovery, Inc.*	23,107	665,944

		10,954,242

Interactive Media & Services (2.9%)
Alphabet, Inc., Class A	54,252	16,980,876
Alphabet, Inc., Class C	43,360	13,606,368
Auto Trader Group plc(m)	12,723	100,567
CAR Group Ltd.	5,565	114,237
LY Corp.	40,744	108,519
Match Group, Inc.	2,201	71,070
Meta Platforms, Inc., Class A	20,308	13,405,108
REA Group Ltd.	777	95,093
Scout24 SE(m)	1,103	111,218

		44,593,056

Media (0.2%)
Charter Communications, Inc., Class A*	821	171,384
Comcast Corp., Class A	33,891	1,013,002
Fox Corp., Class A	1,943	141,975
Fox Corp., Class B	1,384	89,863
Informa plc	19,035	226,819
News Corp., Class A	3,492	91,211
News Corp., Class B	1,151	34,104
Omnicom Group, Inc.	3,004	242,573
Paramount Skydance Corp., Class B(x)	2,898	38,833
Publicis Groupe SA	3,365	350,452
Trade Desk, Inc. (The), Class A*	4,106	155,864

		2,556,080

Wireless Telecommunication Services (0.3%)
KDDI Corp.	46,128	797,610
SoftBank Corp.	420,798	577,039
SoftBank Group Corp.	56,036	1,574,045
Tele2 AB, Class B	8,051	135,153
T-Mobile US, Inc.	4,485	910,634
Vodafone Group plc	281,580	375,305

		4,369,786

Total Communication Services		70,763,234

Consumer Discretionary (5.6%)
Automobile Components (0.1%)
Aisin Corp.	7,245	135,335
Aptiv plc*	2,015	153,321
Bridgestone Corp.	16,784	376,526
Cie Generale des Etablissements Michelin SCA	9,858	327,975
Continental AG	1,618	129,224
Denso Corp.	25,648	353,348
Sumitomo Electric Industries Ltd.	10,452	422,043

		1,897,772

Automobiles (1.3%)
Bayerische Motoren Werke AG(x)	4,125	451,515
Bayerische Motoren Werke AG (Preference)(q)	804	86,455
Dr Ing hc F Porsche AG (Preference)(m)(q)(x)	1,675	89,801
Ferrari NV	1,853	694,016
Ford Motor Co.	36,494	478,801
General Motors Co.	8,699	707,403
Honda Motor Co. Ltd.	58,094	569,665
Isuzu Motors Ltd.	7,880	122,723
Mercedes-Benz Group AG	10,618	749,570
Nissan Motor Co. Ltd.(x)*	32,673	81,370
Porsche Automobil Holding SE (Preference)(q)	2,252	105,650
Renault SA	2,827	117,675
Stellantis NV	29,646	329,621
Subaru Corp.	8,614	186,699
Suzuki Motor Corp.	23,050	343,528
Tesla, Inc.*	26,202	11,783,563
Toyota Motor Corp.	138,977	2,977,572
Volkswagen AG (Preference)(q)(x)	3,032	368,970
Yamaha Motor Co. Ltd.	13,453	99,583

		20,344,180

Broadline Retail (1.6%)
Amazon.com, Inc.*	90,713	20,938,375
eBay, Inc.	4,215	367,127
Next plc	1,710	315,323

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Pan Pacific International Holdings Corp.	27,835	$165,670
Prosus NV	19,237	1,194,797
Rakuten Group, Inc.*	22,230	142,485
Ryohin Keikaku Co. Ltd.	7,400	131,427
Sea Ltd. (ADR)*	5,625	717,581
Wesfarmers Ltd.(x)	16,686	902,970

		24,875,755

Distributors (0.0%)†
D’ieteren Group	316	57,153
Genuine Parts Co.	1,297	159,479
Pool Corp.	306	69,997

		286,629

Diversified Consumer Services (0.0%)†
Pearson plc	8,478	119,993

Hotels, Restaurants & Leisure (0.9%)
Accor SA	2,882	163,318
Airbnb, Inc., Class A*	3,966	538,266
Amadeus IT Group SA	6,624	489,180
Aristocrat Leisure Ltd.	8,094	314,261
Booking Holdings, Inc.	301	1,611,954
Carnival Corp.*	10,125	309,218
Chipotle Mexican Grill, Inc.*	12,330	456,210
Compass Group plc	24,960	795,364
Darden Restaurants, Inc.	1,085	199,662
Delivery Hero SE(m)(x)*	2,851	76,123
Domino’s Pizza, Inc.	290	120,878
DoorDash, Inc., Class A*	3,486	789,509
Entain plc	8,935	92,329
Evolution AB(m)	1,954	133,670
Expedia Group, Inc.	1,091	309,091
FDJ United(x)	1,635	45,385
Galaxy Entertainment Group Ltd.	29,385	144,684
Hilton Worldwide Holdings, Inc.	2,167	622,471
InterContinental Hotels Group plc	2,129	300,180
Las Vegas Sands Corp.	2,837	184,660
Lottery Corp. Ltd. (The)	32,732	112,713
Marriott International, Inc., Class A	2,077	644,368
McDonald’s Corp.	6,641	2,029,689
MGM Resorts International*	1,913	69,805
Norwegian Cruise Line Holdings Ltd.*	4,245	94,748
Oriental Land Co. Ltd.(x)	15,799	292,348
Royal Caribbean Cruises Ltd.	2,365	659,646
Sands China Ltd.	35,637	89,748
Sodexo SA	1,301	66,814
Starbucks Corp.	10,601	892,710
Whitbread plc	2,544	87,444
Wynn Resorts Ltd.	787	94,700
Yum! Brands, Inc.	2,589	391,664
Zensho Holdings Co. Ltd.	1,383	79,242

		13,302,052

Household Durables (0.3%)
Barratt Redrow plc	19,995	102,715
DR Horton, Inc.	2,554	367,853
Garmin Ltd.	1,524	309,143
Lennar Corp., Class A	2,012	206,833
NVR, Inc.*	26	189,612
Panasonic Holdings Corp.	34,155	441,220
PulteGroup, Inc.	1,818	213,179
Sekisui House Ltd.(x)	8,761	195,646
Sony Group Corp.	90,138	2,315,598

		4,341,799

Leisure Products (0.0%)†
Bandai Namco Holdings, Inc.	8,622	229,641
Hasbro, Inc.	1,243	101,926
Shimano, Inc.	1,086	114,639

		446,206

Specialty Retail (0.8%)
AutoZone, Inc.*	155	525,683
Avolta AG	1,293	76,950
Best Buy Co., Inc.	1,822	121,947
Carvana Co.*	1,319	556,644
Fast Retailing Co. Ltd.(x)	2,839	1,032,001
H & M Hennes & Mauritz AB, Class B(x)	7,258	146,555
Home Depot, Inc. (The)	9,282	3,193,936
Industria de Diseno Textil SA	16,040	1,062,021
JD Sports Fashion plc	37,054	42,185
Kingfisher plc	25,573	107,791
Lowe’s Cos., Inc.	5,230	1,261,267
Nitori Holdings Co. Ltd.(x)	5,745	100,585
O’Reilly Automotive, Inc.*	7,871	717,914
Ross Stores, Inc.	3,033	546,365
Sanrio Co. Ltd.(x)	2,600	81,615
TJX Cos., Inc. (The)	10,378	1,594,165
Tractor Supply Co.	4,927	246,399
Ulta Beauty, Inc.*	418	252,894
Williams-Sonoma, Inc.	1,136	202,878
Zalando SE(m)*	3,302	98,332
ZOZO, Inc.(x)	6,520	53,737

		12,021,864

Textiles, Apparel & Luxury Goods (0.6%)
adidas AG	2,514	499,450
Asics Corp.	10,262	246,002
Cie Financiere Richemont SA (Registered)	7,902	1,716,373
Deckers Outdoor Corp.*	1,359	140,888
Hermes International SCA	466	1,162,099
Kering SA	1,094	386,986
Lululemon Athletica, Inc.*	1,006	209,057
LVMH Moet Hennessy Louis Vuitton SE	3,676	2,786,423
Moncler SpA	3,435	221,702
NIKE, Inc., Class B	11,090	706,544
Pandora A/S	1,162	129,370
Ralph Lauren Corp.	361	127,653
Swatch Group AG (The)(x)	426	90,487
Tapestry, Inc.	1,908	243,785

		8,666,819

Total Consumer Discretionary		86,303,069

Consumer Staples (3.1%)
Beverages (0.6%)
Anheuser-Busch InBev SA/NV	14,535	937,776
Asahi Group Holdings Ltd.	21,232	222,228
Brown-Forman Corp., Class B	1,642	42,791
Carlsberg A/S, Class B	1,382	181,610

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Coca-Cola Co. (The)	36,100	$2,523,751
Coca-Cola Europacific Partners plc	3,055	277,089
Coca-Cola HBC AG	3,207	166,085
Constellation Brands, Inc., Class A	1,315	181,417
Davide Campari-Milano NV(x)	9,053	58,919
Diageo plc	32,736	707,568
Heineken Holding NV	1,906	139,772
Heineken NV	4,234	347,012
Keurig Dr Pepper, Inc.	12,669	354,859
Kirin Holdings Co. Ltd.	11,447	171,588
Molson Coors Beverage Co., Class B	1,579	73,708
Monster Beverage Corp.*	6,651	509,932
PepsiCo, Inc.	12,750	1,829,880
Pernod Ricard SA	2,967	254,886
Suntory Beverage & Food Ltd.	1,995	60,204

		9,041,075

Consumer Staples Distribution & Retail (0.8%)
Aeon Co. Ltd.(x)	32,646	516,242
Carrefour SA	8,663	144,872
Coles Group Ltd.	19,733	282,339
Costco Wholesale Corp.	4,133	3,564,051
Dollar General Corp.	2,052	272,444
Dollar Tree, Inc.*	1,769	217,605
J Sainsbury plc	25,278	110,739
Jeronimo Martins SGPS SA	4,164	99,143
Kesko OYJ, Class B	4,017	90,875
Kobe Bussan Co. Ltd.	2,159	52,238
Koninklijke Ahold Delhaize NV	13,188	540,434
Kroger Co. (The)	5,685	355,199
Marks & Spencer Group plc	30,252	134,568
MatsukiyoCocokara & Co.(x)	4,771	82,603
Seven & i Holdings Co. Ltd.	30,565	439,138
Sysco Corp.	4,465	329,026
Target Corp.	4,237	414,167
Tesco plc	95,575	569,172
Tsuruha Holdings, Inc.	3,881	71,307
Walmart, Inc.	40,890	4,555,555
Woolworths Group Ltd.	17,961	352,157

		13,193,874

Food Products (0.6%)
Ajinomoto Co., Inc.	13,228	280,115
Archer-Daniels-Midland Co.	4,481	257,613
Associated British Foods plc	4,737	135,814
Barry Callebaut AG (Registered)(x)	52	85,737
Bunge Global SA	1,262	112,419
Campbell’s Co. (The)(x)	1,832	51,058
Chocoladefabriken Lindt & Spruengli AG	14	204,848
Chocoladefabriken Lindt & Spruengli AG (Registered)	2	293,902
Conagra Brands, Inc.	4,461	77,220
Danone SA	9,519	858,917
General Mills, Inc.	4,974	231,291
Hershey Co. (The)	1,382	251,496
Hormel Foods Corp.	2,718	64,417
J M Smucker Co. (The)	995	97,321
JDE Peet’s NV	2,513	94,091
Kerry Group plc, Class A	2,385	218,622
Kikkoman Corp.(x)	9,936	90,200
Kraft Heinz Co. (The)	7,947	192,715
Lamb Weston Holdings, Inc.	1,299	54,415
Lotus Bakeries NV(x)	6	55,352
Magnum Ice Cream Co. NV (The)*	7,208	114,406
McCormick & Co., Inc. (Non-Voting)	2,361	160,808
Mondelez International, Inc., Class A	12,032	647,683
Mowi ASA	6,844	165,125
Nestle SA (Registered)	37,873	3,764,828
Orkla ASA	10,309	115,056
Salmar ASA	995	60,954
Tyson Foods, Inc., Class A	2,639	154,698
WH Group Ltd.(m)	122,658	136,642
Wilmar International Ltd.	28,563	68,441

		9,096,204

Household Products (0.4%)
Church & Dwight Co., Inc.	2,239	187,740
Clorox Co. (The)	1,137	114,644
Colgate-Palmolive Co.	7,516	593,914
Essity AB, Class B	8,864	255,334
Henkel AG & Co. KGaA	1,528	116,721
Henkel AG & Co. KGaA (Preference)(q)	2,358	192,815
Kimberly-Clark Corp.	3,095	312,254
Procter & Gamble Co. (The)	21,790	3,122,725
Reckitt Benckiser Group plc	9,927	803,134
Unicharm Corp.	16,434	93,899

		5,793,180

Personal Care Products (0.3%)
Beiersdorf AG	1,427	157,102
Estee Lauder Cos., Inc. (The), Class A	2,293	240,123
Kao Corp.	6,784	271,161
Kenvue, Inc.	17,865	308,171
L’Oreal SA	3,531	1,521,255
Shiseido Co. Ltd.	5,839	84,916
Unilever plc	32,036	2,098,474

		4,681,202

Tobacco (0.4%)
Altria Group, Inc.	15,653	902,552
British American Tobacco plc	32,134	1,825,295
Imperial Brands plc	11,253	473,105
Japan Tobacco, Inc.	17,617	634,320
Philip Morris International, Inc.	14,515	2,328,206

		6,163,478

Total Consumer Staples		47,969,013

Energy (1.6%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	9,202	419,059
Halliburton Co.	7,848	221,784
SLB Ltd.	13,931	534,672
Tenaris SA	5,518	107,063

		1,282,578

Oil, Gas & Consumable Fuels (1.5%)
Aker BP ASA	4,647	118,434
APA Corp.	3,307	80,889
BP plc	231,267	1,349,195

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Chevron Corp.	17,649	$2,689,884
ConocoPhillips	11,523	1,078,668
Coterra Energy, Inc.	7,100	186,872
Devon Energy Corp.	5,849	214,249
Diamondback Energy, Inc.	1,737	261,123
ENEOS Holdings, Inc.	39,664	280,312
Eni SpA	30,074	570,435
EOG Resources, Inc.	5,060	531,351
EQT Corp.	5,819	311,898
Equinor ASA	11,277	265,144
Expand Energy Corp.	2,221	245,110
Exxon Mobil Corp.	39,324	4,732,250
Galp Energia SGPS SA	6,136	105,497
Idemitsu Kosan Co. Ltd.	11,388	86,006
Inpex Corp.	12,946	258,441
Kinder Morgan, Inc.	18,256	501,857
Marathon Petroleum Corp.	2,803	455,852
Neste OYJ	6,222	141,928
Occidental Petroleum Corp.	6,706	275,751
OMV AG	2,166	120,961
ONEOK, Inc.	5,867	431,225
Phillips 66	3,757	484,803
Repsol SA	16,590	310,483
Santos Ltd.	47,762	196,662
Shell plc	85,144	3,144,694
Targa Resources Corp.	2,002	369,369
Texas Pacific Land Corp.	540	155,099
TotalEnergies SE (Paris Stock Exchange)	29,192	1,907,095
Valero Energy Corp.	2,844	462,975
Williams Cos., Inc. (The)	11,388	684,533
Woodside Energy Group Ltd.	27,952	440,042

		23,449,087

Total Energy		24,731,665

Financials (9.7%)
Banks (4.2%)
ABN AMRO Bank NV (CVA)(m)	8,574	300,169
AIB Group plc	31,417	339,675
ANZ Group Holdings Ltd.	43,864	1,063,768
Banca Monte dei Paschi di Siena SpA	29,038	311,565
Banco Bilbao Vizcaya Argentaria SA	84,716	1,996,143
Banco BPM SpA	16,708	255,651
Banco Comercial Portugues SA, Class R	111,133	117,047
Banco de Sabadell SA	73,861	292,087
Banco Santander SA	218,805	2,589,396
Bank Hapoalim BM	18,387	416,003
Bank Leumi Le-Israel BM	21,571	475,510
Bank of America Corp.	62,648	3,445,640
Bank of Ireland Group plc	14,029	269,973
Bankinter SA(x)	9,914	164,919
Banque Cantonale Vaudoise (Registered)(x)	443	56,151
Barclays plc	205,284	1,317,013
BNP Paribas SA	14,777	1,402,993
BOC Hong Kong Holdings Ltd.	54,595	276,528
BPER Banca SpA	21,661	295,290
CaixaBank SA	57,300	703,355
Chiba Bank Ltd. (The)	8,290	92,511
Citigroup, Inc.	16,685	1,946,973
Citizens Financial Group, Inc.	4,005	233,932
Commerzbank AG	10,775	457,126
Commonwealth Bank of Australia	24,599	2,635,940
Credit Agricole SA	15,689	323,582
Danske Bank A/S	9,822	492,363
DBS Group Holdings Ltd.	31,587	1,384,972
DNB Bank ASA	13,035	364,023
Erste Group Bank AG	4,527	547,441
Fifth Third Bancorp	6,164	288,537
FinecoBank Banca Fineco SpA	8,994	234,648
Hang Seng Bank Ltd.	11,002	216,995
HSBC Holdings plc	253,045	4,003,738
Huntington Bancshares, Inc.	14,660	254,351
ING Groep NV	44,424	1,253,492
Intesa Sanpaolo SpA	209,363	1,456,823
Israel Discount Bank Ltd., Class A	17,989	191,044
Japan Post Bank Co. Ltd.	26,252	370,216
JPMorgan Chase & Co.	25,385	8,179,555
KBC Group NV	3,377	441,512
KeyCorp	8,663	178,804
Lloyds Banking Group plc	870,410	1,152,620
M&T Bank Corp.	1,433	288,721
Mitsubishi UFJ Financial Group, Inc.	168,092	2,675,264
Mizrahi Tefahot Bank Ltd.	2,265	158,181
Mizuho Financial Group, Inc.	36,911	1,343,161
National Australia Bank Ltd.	45,033	1,271,533
NatWest Group plc	118,152	1,038,076
Nordea Bank Abp	45,665	863,210
Oversea-Chinese Banking Corp. Ltd.	49,585	762,253
PNC Financial Services Group, Inc. (The)	3,657	763,326
Raiffeisen Bank International AG	1,935	87,095
Regions Financial Corp.	8,177	221,597
Resona Holdings, Inc.	30,503	290,737
Skandinaviska Enskilda Banken AB, Class A	22,259	471,703
Societe Generale SA	10,390	839,094
Standard Chartered plc	28,614	702,750
Sumitomo Mitsui Financial Group, Inc.	54,094	1,740,857
Sumitomo Mitsui Trust Group, Inc.	9,415	287,126
Svenska Handelsbanken AB, Class A	21,446	312,960
Swedbank AB, Class A	12,482	435,341
Truist Financial Corp.	11,929	587,026
UniCredit SpA	20,606	1,717,411
United Overseas Bank Ltd.	18,142	494,833
US Bancorp	14,495	773,453
Wells Fargo & Co.	29,271	2,728,057
Westpac Banking Corp.	50,286	1,295,353
Yokohama Financial Group, Inc.	15,077	124,503

		65,063,695

Capital Markets (1.9%)
3i Group plc	14,605	642,381
Ameriprise Financial, Inc.	866	424,634
Amundi SA(m)	906	75,170
Ares Management Corp., Class A	1,921	310,491
ASX Ltd.(x)	2,857	98,077
Bank of New York Mellon Corp. (The)	6,503	754,933
BlackRock, Inc.	1,345	1,439,607
Blackstone, Inc.	6,886	1,061,408

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Cboe Global Markets, Inc.	976	$244,976
Charles Schwab Corp. (The)	15,576	1,556,198
CME Group, Inc.	3,363	918,368
Coinbase Global, Inc., Class A*	2,128	481,226
CVC Capital Partners plc(m)(x)	3,126	52,534
Daiwa Securities Group, Inc.	19,540	170,963
Deutsche Bank AG (Registered)	27,215	1,058,959
Deutsche Boerse AG	2,769	727,949
EQT AB(x)	7,261	286,923
Euronext NV(m)	1,120	168,477
FactSet Research Systems, Inc.	349	101,276
Franklin Resources, Inc.	2,866	68,469
Futu Holdings Ltd. (ADR)*	804	132,025
Goldman Sachs Group, Inc. (The)	2,797	2,458,563
Hong Kong Exchanges & Clearing Ltd.	17,681	925,999
Interactive Brokers Group, Inc., Class A	4,153	267,079
Intercontinental Exchange, Inc.	5,317	861,141
Invesco Ltd.	4,150	109,021
Japan Exchange Group, Inc.	14,538	155,552
Julius Baer Group Ltd.(x)	3,030	238,697
KKR & Co., Inc.	6,400	815,872
London Stock Exchange Group plc	6,870	828,993
Macquarie Group Ltd.	5,324	721,964
Moody’s Corp.	1,431	731,026
Morgan Stanley	11,263	1,999,520
MSCI, Inc.	701	402,185
Nasdaq, Inc.	4,206	408,529
Nomura Holdings, Inc.	44,121	366,454
Northern Trust Corp.	1,763	240,808
Partners Group Holding AG	334	414,243
Raymond James Financial, Inc.	1,644	264,010
Robinhood Markets, Inc., Class A*	7,333	829,362
S&P Global, Inc.	2,891	1,510,808
SBI Holdings, Inc.	8,218	177,067
Schroders plc	10,659	58,477
Singapore Exchange Ltd.	12,300	162,290
State Street Corp.	2,605	336,071
T. Rowe Price Group, Inc.	2,035	208,343
UBS Group AG (Registered)	46,663	2,177,332

		28,444,450

Consumer Finance (0.2%)
American Express Co.	5,010	1,853,450
Capital One Financial Corp.	5,928	1,436,710
Synchrony Financial	3,359	280,241

		3,570,401

Financial Services (1.6%)
Adyen NV(m)*	371	599,499
Apollo Global Management, Inc.	4,330	626,811
Banca Mediolanum SpA	3,288	75,233
Berkshire Hathaway, Inc., Class B*	17,099	8,594,812
Block, Inc., Class A*	5,107	332,415
Corpay, Inc.*	652	196,206
Edenred SE	3,528	78,403
EXOR NV	1,375	117,072
Fidelity National Information Services, Inc.	4,829	320,935
Fiserv, Inc.*	5,015	336,858
Global Payments, Inc.	2,208	170,899
Groupe Bruxelles Lambert NV	1,175	104,876
Industrivarden AB, Class A	1,741	78,554
Industrivarden AB, Class C(x)	2,296	103,496
Infratil Ltd.	13,685	87,301
Investor AB, Class B	26,791	961,467
Jack Henry & Associates, Inc.	675	123,174
L E Lundbergforetagen AB, Class B(x)	1,118	62,115
M&G plc	33,599	129,710
Mastercard, Inc., Class A	7,646	4,364,948
Mitsubishi HC Capital, Inc.	12,928	108,201
Nexi SpA(m)(x)	7,759	38,489
ORIX Corp.	17,060	495,986
PayPal Holdings, Inc.	8,725	509,366
Poste Italiane SpA(m)(x)	6,723	169,711
Sofina SA	243	70,537
Sony Financial Group, Inc.(x)*	90,138	95,524
Visa, Inc., Class A	15,737	5,519,123
Washington H Soul Pattinson & Co. Ltd.	5,028	124,621
Wise plc, Class A*	9,798	117,676

		24,714,018

Insurance (1.8%)
Admiral Group plc	3,829	163,923
Aegon Ltd.	19,445	151,736
Aflac, Inc.	4,399	485,078
Ageas SA/NV	2,194	154,188
AIA Group Ltd.	154,455	1,585,691
Allianz SE (Registered)	5,676	2,604,805
Allstate Corp. (The)	2,440	507,886
American International Group, Inc.	5,031	430,402
Aon plc, Class A	2,004	707,172
Arch Capital Group Ltd.*	3,367	322,963
Arthur J Gallagher & Co.	2,395	619,802
ASR Nederland NV	2,306	164,281
Assurant, Inc.	467	112,477
Aviva plc	44,946	414,643
AXA SA	25,503	1,227,617
Brown & Brown, Inc.	2,738	218,219
Chubb Ltd.	3,413	1,065,266
Cincinnati Financial Corp.	1,447	236,324
Dai-ichi Life Holdings, Inc.	51,546	428,947
Erie Indemnity Co., Class A	237	67,936
Everest Group Ltd.	391	132,686
Generali(x)	12,532	526,512
Gjensidige Forsikring ASA	2,941	88,113
Globe Life, Inc.	742	103,776
Hannover Rueck SE	887	277,487
Hartford Insurance Group, Inc. (The)	2,598	358,004
Helvetia Baloise Holding AG	1,159	306,101
Insurance Australia Group Ltd.	34,784	185,241
Japan Post Holdings Co. Ltd.	26,202	276,088
Japan Post Insurance Co. Ltd.	2,749	82,695
Legal & General Group plc	83,769	295,728
Loews Corp.	1,580	166,390
Mapfre SA	13,586	68,368
Marsh & McLennan Cos., Inc.	4,568	847,455
Medibank Pvt. Ltd.	40,500	129,463
MetLife, Inc.	5,161	407,409
MS&AD Insurance Group Holdings, Inc.	18,859	443,422

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,921	$1,269,200
NN Group NV	3,955	305,554
Phoenix Financial Ltd.	3,364	139,227
Phoenix Group Holdings plc	10,333	102,652
Principal Financial Group, Inc.	1,864	164,423
Progressive Corp. (The)	5,468	1,245,173
Prudential Financial, Inc.	3,264	368,440
Prudential plc	37,677	581,254
QBE Insurance Group Ltd.	22,204	294,727
Sampo OYJ, Class A	35,599	432,165
Sompo Holdings, Inc.	12,990	442,509
Suncorp Group Ltd.	15,925	187,576
Swiss Life Holding AG (Registered)(x)	420	486,120
Swiss Re AG	4,393	736,788
T&D Holdings, Inc.	7,224	166,718
Talanx AG	949	126,917
Tokio Marine Holdings, Inc.	26,942	1,000,521
Travelers Cos., Inc. (The)	2,080	603,325
Tryg A/S	4,945	129,545
Unipol Assicurazioni SpA	5,276	127,541
W.R. Berkley Corp.	2,799	196,266
Willis Towers Watson plc	893	293,440
Zurich Insurance Group AG	2,151	1,634,228

		27,398,603

Total Financials		149,191,167

Health Care (5.6%)
Biotechnology (0.7%)
AbbVie, Inc.	16,480	3,765,515
Amgen, Inc.	5,021	1,643,424
Argenx SE*	905	762,357
Biogen, Inc.*	1,368	240,754
CSL Ltd.	7,134	821,965
Genmab A/S*	897	286,079
Gilead Sciences, Inc.	11,569	1,419,979
Grifols SA(x)	4,387	55,165
Incyte Corp.*	1,538	151,908
Moderna, Inc.*	3,242	95,607
Regeneron Pharmaceuticals, Inc.	940	725,558
Swedish Orphan Biovitrum AB*	2,891	104,505
Vertex Pharmaceuticals, Inc.*	2,366	1,072,650

		11,145,466

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	16,215	2,031,577
Alcon AG	7,347	586,944
Align Technology, Inc.*	622	97,125
Baxter International, Inc.	4,793	91,594
Becton Dickinson & Co.	2,673	518,749
BioMerieux	609	78,941
Boston Scientific Corp.*	13,824	1,318,118
Cochlear Ltd.	962	167,341
Coloplast A/S, Class B	1,855	159,476
Cooper Cos., Inc. (The)*	1,854	151,954
Demant A/S(x)*	1,415	47,911
Dexcom, Inc.*	3,637	241,388
Edwards Lifesciences Corp.*	5,411	461,288
EssilorLuxottica SA	4,425	1,403,550
Fisher & Paykel Healthcare Corp. Ltd.	8,636	187,700
GE HealthCare Technologies, Inc.	4,248	348,421
Hologic, Inc.*	2,075	154,567
Hoya Corp.	4,997	755,579
IDEXX Laboratories, Inc.*	745	504,015
Insulet Corp.*	656	186,462
Intuitive Surgical, Inc.*	3,306	1,872,386
Koninklijke Philips NV	11,326	309,332
Medtronic plc	11,960	1,148,878
Olympus Corp.(x)	16,752	212,234
ResMed, Inc.	1,361	327,824
Siemens Healthineers AG(m)	4,975	262,630
Smith & Nephew plc	11,855	197,912
Solventum Corp.*	1,375	108,955
Sonova Holding AG (Registered)	745	194,785
STERIS plc	915	231,971
Straumann Holding AG (Registered)(x)	1,641	193,622
Stryker Corp.	3,209	1,127,867
Sysmex Corp.	7,425	73,117
Terumo Corp.	19,518	282,852
Zimmer Biomet Holdings, Inc.	1,848	166,172

		16,203,237

Health Care Providers & Services (0.6%)
Cardinal Health, Inc.	2,216	455,388
Cencora, Inc.	1,808	610,652
Centene Corp.*	4,354	179,167
Cigna Group (The)	2,491	685,598
CVS Health Corp.	11,837	939,384
DaVita, Inc.*	329	37,378
Elevance Health, Inc.	2,072	726,340
Fresenius Medical Care AG	3,236	155,008
Fresenius SE & Co. KGaA	6,211	357,513
HCA Healthcare, Inc.	1,490	695,621
Henry Schein, Inc.*	933	70,516
Humana, Inc.	1,122	287,378
Labcorp Holdings, Inc.	773	193,930
McKesson Corp.	1,151	944,154
Molina Healthcare, Inc.*	479	83,126
NMC Health plc(r)*	3,800	—
Quest Diagnostics, Inc.	1,037	179,951
Sigma Healthcare Ltd.	76,394	149,886
Sonic Healthcare Ltd.	6,905	104,188
UnitedHealth Group, Inc.	8,447	2,788,439
Universal Health Services, Inc., Class B	515	112,280

		9,755,897

Health Care Technology (0.0%)†
M3, Inc.(x)	6,433	86,819
Pro Medicus Ltd.	845	124,551

		211,370

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	2,644	359,769
Bio-Techne Corp.	1,453	85,451
Charles River Laboratories International, Inc.*	459	91,561
Danaher Corp.	5,862	1,341,929
Eurofins Scientific SE	1,741	127,672
IQVIA Holdings, Inc.*	1,588	357,951

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Lonza Group AG (Registered)	1,033	$701,360
Mettler-Toledo International, Inc.*	190	264,896
QIAGEN NV	3,185	145,435
Revvity, Inc.	1,057	102,265
Sartorius AG (Preference) (q)	385	111,846
Sartorius Stedim Biotech	429	105,874
Thermo Fisher Scientific, Inc.	3,503	2,029,813
Waters Corp.*	555	210,806
West Pharmaceutical Services, Inc.	671	184,619

		6,221,247

Pharmaceuticals (2.8%)
Astellas Pharma, Inc.	26,565	354,958
AstraZeneca plc	22,794	4,237,001
Bayer AG (Registered)	14,444	628,230
Bristol-Myers Squibb Co.	18,983	1,023,943
Chugai Pharmaceutical Co. Ltd.	9,836	517,608
Daiichi Sankyo Co. Ltd.	25,042	535,244
Eisai Co. Ltd.	3,866	115,012
Eli Lilly & Co.	7,405	7,958,005
Financiere de Tubize SA	295	72,457
Galderma Group AG	2,274	465,365
GSK plc	59,748	1,469,403
Haleon plc	130,954	661,595
Hikma Pharmaceuticals plc	2,447	51,126
Ipsen SA	555	77,616
Johnson & Johnson	22,466	4,649,339
Kyowa Kirin Co. Ltd.	3,493	56,351
Merck & Co., Inc.	23,144	2,436,137
Merck KGaA	1,900	273,751
Novartis AG (Registered)	27,946	3,866,787
Novo Nordisk A/S, Class B	47,341	2,422,673
Orion OYJ, Class B	1,607	120,206
Otsuka Holdings Co. Ltd.	6,336	358,908
Pfizer, Inc.	53,018	1,320,148
Recordati Industria Chimica e Farmaceutica SpA	1,691	96,462
Roche Holding AG (BMV Mexico Stock Exchange)	10,327	4,278,906
Roche Holding AG (OTC US Exchange)	471	199,317
Sandoz Group AG	6,146	448,788
Sanofi SA	16,238	1,578,537
Shionogi & Co. Ltd.	11,049	200,397
Takeda Pharmaceutical Co. Ltd.	23,327	720,033
Teva Pharmaceutical Industries Ltd. (ADR)*	16,862	526,263
UCB SA	1,859	521,269
Viatris, Inc.	10,740	133,713
Zoetis, Inc.	4,109	516,994

		42,892,542

Total Health Care		86,429,759

Industrials (6.7%)
Aerospace & Defense (1.5%)
Airbus SE	8,734	2,036,417
Axon Enterprise, Inc.*	736	417,997
BAE Systems plc	44,179	1,020,706
Boeing Co. (The)*	7,302	1,585,410
Dassault Aviation SA	288	92,670
Elbit Systems Ltd.	409	235,802
GE Aerospace	9,836	3,029,783
General Dynamics Corp.	2,364	795,864
Hensoldt AG (x)	934	80,567
Howmet Aerospace, Inc.	3,749	768,620
Huntington Ingalls Industries, Inc.	366	124,466
Kongsberg Gruppen ASA	6,468	165,935
L3Harris Technologies, Inc.	1,744	511,986
Leonardo SpA	5,950	343,748
Lockheed Martin Corp.	1,899	918,489
Melrose Industries plc	18,557	147,182
MTU Aero Engines AG	791	330,281
Northrop Grumman Corp.	1,251	713,333
Rheinmetall AG	676	1,240,113
Rolls-Royce Holdings plc	123,714	1,917,743
RTX Corp.	12,502	2,292,867
Saab AB, Class B	4,709	274,975
Safran SA	5,293	1,849,927
Singapore Technologies Engineering Ltd.	23,401	153,288
Textron, Inc.	1,643	143,220
Thales SA	1,363	368,093
TransDigm Group, Inc.	525	698,171

		22,257,653

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	1,102	177,158
Deutsche Post AG	14,115	775,155
DSV A/S	3,005	763,584
Expeditors International of Washington, Inc.	1,250	186,262
FedEx Corp.	2,024	584,653
InPost SA (x)*	3,676	45,231
SG Holdings Co. Ltd. (x)	4,194	38,382
United Parcel Service, Inc., Class B	6,891	683,518

		3,253,943

Building Products (0.3%)
A.O. Smith Corp.	1,057	70,692
AGC, Inc.	2,907	96,374
Allegion plc	802	127,694
Assa Abloy AB, Class B	14,737	574,497
Belimo Holding AG (Registered)	145	142,968
Builders FirstSource, Inc.*	1,031	106,080
Carrier Global Corp.	7,382	390,065
Cie de Saint-Gobain SA	6,604	674,898
Daikin Industries Ltd.	3,885	498,026
Geberit AG (Registered) (x)	499	390,330
Johnson Controls International plc	5,679	680,060
Kingspan Group plc	2,259	196,852
Lennox International, Inc.	298	144,703
Masco Corp.	1,937	122,922
Nibe Industrier AB, Class B	22,286	86,225
ROCKWOOL A/S, Class B	1,422	50,431
Trane Technologies plc	2,068	804,866

		5,157,683

Commercial Services & Supplies (0.2%)
Brambles Ltd.	20,032	306,937
Cintas Corp.	3,185	599,003
Copart, Inc.*	8,303	325,062
Dai Nippon Printing Co. Ltd.	5,769	99,219
Rentokil Initial plc	37,148	224,079

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Republic Services, Inc.	1,876	$397,581
Rollins, Inc.	2,737	164,275
Secom Co. Ltd.	6,125	217,918
Securitas AB, Class B	7,233	115,646
TOPPAN Holdings, Inc.	3,429	102,034
Veralto Corp.	2,315	230,991
Waste Management, Inc.	3,456	759,318

		3,542,063

Construction & Engineering (0.3%)
ACS Actividades de Construccion y Servicios SA	2,597	258,962
Bouygues SA	2,820	146,979
Comfort Systems USA, Inc.	328	306,119
Eiffage SA	1,009	145,139
EMCOR Group, Inc.	417	255,116
Ferrovial SE	7,552	491,149
HOCHTIEF AG (x)	229	90,694
Kajima Corp.	6,188	230,509
Obayashi Corp.	9,517	198,615
Quanta Services, Inc.	1,390	586,663
Skanska AB, Class B	5,005	137,160
Taisei Corp.	2,265	214,513
Vinci SA	7,335	1,034,842

		4,096,460

Electrical Equipment (0.9%)
ABB Ltd. (Registered)	23,037	1,722,322
AMETEK, Inc.	2,147	440,801
Eaton Corp. plc	3,622	1,153,643
Emerson Electric Co.	5,239	695,320
Fuji Electric Co. Ltd.	1,927	145,780
Fujikura Ltd.	3,708	412,842
GE Vernova, Inc.	2,530	1,653,532
Generac Holdings, Inc.*	547	74,594
Hubbell, Inc., Class B	496	220,279
Legrand SA	3,856	576,642
Mitsubishi Electric Corp.	27,888	816,308
Nidec Corp.	12,277	167,100
Prysmian SpA	4,139	420,165
Rockwell Automation, Inc.	1,047	407,356
Schneider Electric SE	8,059	2,224,723
Siemens Energy AG*	11,392	1,611,901
Vestas Wind Systems A/S	14,848	405,095

		13,148,403

Ground Transportation (0.4%)
Central Japan Railway Co.	11,283	312,400
CSX Corp.	17,364	629,445
East Japan Railway Co. (x)	14,121	372,497
Grab Holdings Ltd., Class A*	34,880	174,051
Hankyu Hanshin Holdings, Inc.	3,567	89,790
JB Hunt Transport Services, Inc.	701	136,232
MTR Corp. Ltd.	22,828	87,409
Norfolk Southern Corp.	2,092	604,002
Old Dominion Freight Line, Inc.	1,716	269,069
Seibu Holdings, Inc.	3,000	82,431
Tokyo Metro Co. Ltd. (x)	4,268	43,446
Tokyu Corp.	7,320	85,519
Uber Technologies, Inc.*	19,375	1,583,131
Union Pacific Corp.	5,531	1,279,431
West Japan Railway Co.	6,220	124,130

		5,872,983

Industrial Conglomerates (0.5%)
3M Co.	4,954	793,135
CK Hutchison Holdings Ltd.	39,467	268,516
DCC plc (x)	1,425	88,934
Hikari Tsushin, Inc.	254	70,943
Hitachi Ltd.	67,226	2,103,817
Honeywell International, Inc.	5,920	1,154,933
Investment AB Latour, Class B	2,177	53,299
Jardine Matheson Holdings Ltd. (London Stock Exchange)	2,201	144,782
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	200	13,678
Keppel Ltd.	21,897	176,314
Lifco AB, Class B	3,428	131,066
Sekisui Chemical Co. Ltd.	5,521	92,874
Siemens AG (Registered)	11,171	3,139,599
Smiths Group plc	4,800	152,178
Swire Pacific Ltd., Class A	5,279	42,529

		8,426,597

Machinery (1.2%)
Alfa Laval AB	4,255	215,234
Alstom SA*	5,096	150,739
Atlas Copco AB, Class A	39,403	710,679
Atlas Copco AB, Class B	22,894	370,522
Caterpillar, Inc.	4,364	2,500,005
Cummins, Inc.	1,287	656,949
Daifuku Co. Ltd.	4,732	148,872
Daimler Truck Holding AG (x)	6,986	306,395
Deere & Co.	2,344	1,091,296
Dover Corp.	1,279	249,712
Ebara Corp.	6,900	162,280
Epiroc AB, Class A	9,691	220,946
Epiroc AB, Class B	5,735	116,301
FANUC Corp. (x)	13,668	530,874
Fortive Corp.	2,962	163,532
GEA Group AG	2,155	146,382
IDEX Corp.	698	124,202
IHI Corp.	15,400	270,807
Illinois Tool Works, Inc.	2,462	606,391
Indutrade AB	4,018	104,918
Ingersoll Rand, Inc.	3,353	265,625
Kawasaki Heavy Industries Ltd.	2,200	145,786
Knorr-Bremse AG	1,067	119,312
Komatsu Ltd.	13,962	445,672
Kone OYJ, Class B	4,997	355,637
Kubota Corp.	14,336	202,858
Makita Corp.	3,315	100,250
Metso OYJ	9,753	171,697
Minebea Mitsumi, Inc.	5,308	106,438
Mitsubishi Heavy Industries Ltd.	46,985	1,151,828
Nordson Corp.	498	119,734
Otis Worldwide Corp.	3,634	317,430
PACCAR, Inc.	4,960	543,170
Parker-Hannifin Corp.	1,177	1,034,536
Pentair plc	1,526	158,918
Rational AG	75	58,305
Sandvik AB	15,677	511,867
Schindler Holding AG	599	226,260
Schindler Holding AG (Registered)	345	122,608
SKF AB, Class B	5,017	133,946

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
SMC Corp.	821	$285,442
Snap-on, Inc.	485	167,131
Spirax Group plc	1,083	99,560
Stanley Black & Decker, Inc.	1,444	107,260
Techtronic Industries Co. Ltd.	21,717	250,859
Toyota Industries Corp. (x)	2,437	276,932
Trelleborg AB, Class B	2,983	127,239
VAT Group AG (m)	397	193,413
Volvo AB, Class B	23,363	750,895
Wartsila OYJ Abp	7,395	264,194
Westinghouse Air Brake Technologies Corp.	1,594	340,239
Xylem, Inc.	2,270	309,129
Yangzijiang Shipbuilding Holdings Ltd.	38,063	103,049

		18,414,255

Marine Transportation (0.1%)
AP Moller – Maersk A/S, Class A (x)	43	99,049
AP Moller – Maersk A/S, Class B (x)	58	133,601
Kawasaki Kisen Kaisha Ltd. (x)	5,128	71,400
Kuehne + Nagel International AG (Registered)	710	153,500
Mitsui OSK Lines Ltd. (x)	5,041	151,578
Nippon Yusen KK (x)	6,383	206,926
SITC International Holdings Co. Ltd.	20,277	72,586

		888,640

Passenger Airlines (0.1%)
ANA Holdings, Inc.	2,393	45,510
Delta Air Lines, Inc.	6,048	419,731
Deutsche Lufthansa AG (Registered)	8,825	87,180
International Consolidated Airlines Group SA	17,379	96,993
Japan Airlines Co. Ltd.	2,069	38,371
Qantas Airways Ltd.	10,904	75,533
Ryanair Holdings plc	12,405	430,791
Singapore Airlines Ltd.	23,362	116,319
Southwest Airlines Co.	4,822	199,293
United Airlines Holdings, Inc.*	3,019	337,585

		1,847,306

Professional Services (0.4%)
Automatic Data Processing, Inc.	3,771	970,014
Broadridge Financial Solutions, Inc.	1,088	242,809
Bureau Veritas SA	5,006	159,901
Computershare Ltd.	7,655	174,406
Dayforce, Inc.*	1,492	103,187
Equifax, Inc.	1,141	247,574
Experian plc	13,491	611,568
Intertek Group plc	2,271	141,611
Jacobs Solutions, Inc.	1,115	147,693
Leidos Holdings, Inc.	1,192	215,037
Paychex, Inc.	3,020	338,783
Paycom Software, Inc.	456	72,668
Randstad NV (x)	1,596	60,714
Recruit Holdings Co. Ltd.	19,521	1,102,543
RELX plc	26,834	1,092,361
SGS SA (Registered) (x)	2,434	279,199
Verisk Analytics, Inc.	1,300	290,797
Wolters Kluwer NV	3,419	354,951

		6,605,816

Trading Companies & Distributors (0.5%)
AddTech AB, Class B (x)	3,823	135,953
AerCap Holdings NV	2,594	372,914
Ashtead Group plc	6,198	424,915
Beijer Ref AB, Class B (x)	6,014	97,397
Brenntag SE (x)	1,805	105,129
Bunzl plc	4,777	133,677
Fastenal Co.	10,705	429,592
IMCD NV (x)	869	78,983
ITOCHU Corp.	87,275	1,100,409
Marubeni Corp. (x)	20,754	576,750
Mitsubishi Corp.	47,156	1,079,555
Mitsui & Co. Ltd.	36,213	1,073,397
MonotaRO Co. Ltd.	3,696	59,001
Rexel SA	3,298	130,188
SGH Ltd.	2,993	92,778
Sumitomo Corp.	15,939	550,701
Toyota Tsusho Corp.	10,144	341,544
United Rentals, Inc.	593	479,927
W.W. Grainger, Inc.	408	411,692

		7,674,502

Transportation Infrastructure (0.1%)
Aena SME SA (m)	11,027	308,682
Aeroports de Paris SA	509	66,637
Auckland International Airport Ltd.	24,926	119,545
Getlink SE	4,448	82,225
Transurban Group	45,788	434,209

		1,011,298

Total Industrials		102,197,602

Information Technology (13.9%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	9,629	1,261,688
Cisco Systems, Inc.	36,746	2,830,544
F5, Inc.*	538	137,330
Motorola Solutions, Inc.	1,553	595,296
Nokia OYJ	77,882	509,988
Telefonaktiebolaget LM Ericsson, Class B	41,147	404,922

		5,739,768

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	11,414	1,542,488
CDW Corp.	1,214	165,347
Corning, Inc.	7,275	636,999
Halma plc	5,582	266,208
Hexagon AB, Class B	30,525	363,057
Jabil, Inc.	996	227,108
Keyence Corp.	2,891	1,046,105
Keysight Technologies, Inc.*	1,603	325,714
Kyocera Corp.	18,821	263,919
Murata Manufacturing Co. Ltd.	24,440	506,462
Shimadzu Corp.	3,498	93,077
TDK Corp.	28,490	402,141
TE Connectivity plc	2,743	624,060
Teledyne Technologies, Inc.*	438	223,700
Trimble, Inc.*	2,219	173,859
Yokogawa Electric Corp.	3,376	108,108
Zebra Technologies Corp., Class A*	472	114,611

		7,082,963

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
IT Services (0.5%)
Accenture plc, Class A	5,783	$1,551,579
Akamai Technologies, Inc.*	1,342	117,090
Capgemini SE	2,267	378,979
Cognizant Technology Solutions Corp., Class A	4,501	373,583
EPAM Systems, Inc.*	515	105,513
Fujitsu Ltd.	25,859	714,655
Gartner, Inc.*	672	169,532
GoDaddy, Inc., Class A*	1,260	156,341
International Business Machines Corp.	8,716	2,581,766
NEC Corp.	19,017	644,665
Nomura Research Institute Ltd.	5,520	212,180
Obic Co. Ltd.	4,744	149,068
Otsuka Corp.	3,371	69,555
TIS, Inc.	3,150	105,717
VeriSign, Inc.	778	189,015
Wix.com Ltd.*	819	85,086

		7,604,324

Semiconductors & Semiconductor Equipment (5.8%)
Advanced Micro Devices, Inc.*	15,181	3,251,163
Advantest Corp.	11,192	1,402,930
Analog Devices, Inc.	4,587	1,243,994
Applied Materials, Inc.	7,429	1,909,179
ASM International NV	689	419,107
ASML Holding NV	5,706	6,178,624
BE Semiconductor Industries NV	1,074	168,815
Broadcom, Inc.	43,948	15,210,403
Disco Corp.	1,321	406,234
First Solar, Inc.*	1,001	261,491
Infineon Technologies AG	19,202	851,422
Intel Corp.*	41,811	1,542,826
Kioxia Holdings Corp.*	2,100	139,897
KLA Corp.	1,225	1,488,473
Lam Research Corp.	11,712	2,004,860
Lasertec Corp. (x)	1,149	217,455
Microchip Technology, Inc.	5,040	321,149
Micron Technology, Inc.	10,467	2,987,386
Monolithic Power Systems, Inc.	447	405,143
Nova Ltd.*	433	144,957
NVIDIA Corp.	226,593	42,259,595
NXP Semiconductors NV	2,347	509,440
ON Semiconductor Corp.*	3,752	203,171
Qnity Electronics, Inc.	1,953	159,462
QUALCOMM, Inc.	9,987	1,708,276
Renesas Electronics Corp.*	24,655	336,834
SCREEN Holdings Co. Ltd. (x)	1,166	113,444
Skyworks Solutions, Inc.	1,386	87,886
STMicroelectronics NV	9,957	262,581
Teradyne, Inc.	1,460	282,598
Texas Instruments, Inc.	8,473	1,469,981
Tokyo Electron Ltd.	6,528	1,430,292

		89,379,068

Software (4.0%)
Adobe, Inc.*	3,903	1,366,011
AppLovin Corp., Class A*	2,524	1,700,722
Autodesk, Inc.*	1,986	587,876
Cadence Design Systems, Inc.*	2,538	793,328
Check Point Software Technologies Ltd.*	1,263	234,362
Crowdstrike Holdings, Inc., Class A*	2,340	1,096,898
CyberArk Software Ltd.*	742	330,976
Dassault Systemes SE	9,861	276,273
Datadog, Inc., Class A*	3,035	412,730
Fair Isaac Corp.*	221	373,627
Fortinet, Inc.*	5,894	468,043
Gen Digital, Inc.	5,233	142,285
Intuit, Inc.	2,600	1,722,292
Microsoft Corp.	69,305	33,517,284
Monday.com Ltd.*	635	93,701
Nebius Group NV, Class A (x)*	3,119	261,076
Nemetschek SE	849	92,591
Nice Ltd.*	908	101,819
Oracle Corp.	552	46,482
Oracle Corp. (Moscow Stock Exchange)	15,684	3,056,968
Palantir Technologies, Inc., Class A*	21,301	3,786,253
Palo Alto Networks, Inc.*	6,378	1,174,828
PTC, Inc.*	1,117	194,593
Roper Technologies, Inc.	1,004	446,910
Sage Group plc (The)	14,168	206,829
Salesforce, Inc.	8,877	2,351,606
SAP SE	15,350	3,758,492
ServiceNow, Inc.*	9,675	1,482,113
Synopsys, Inc.*	1,732	813,555
Trend Micro, Inc.*	1,819	75,505
Tyler Technologies, Inc.*	401	182,034
WiseTech Global Ltd.	2,965	135,461
Workday, Inc., Class A*	2,023	434,500
Xero Ltd.*	2,433	185,130

		61,903,153

Technology Hardware, Storage & Peripherals (2.7%)
Apple, Inc.	137,787	37,458,774
Canon, Inc.	12,695	375,485
Dell Technologies, Inc., Class C	2,810	353,723
FUJIFILM Holdings Corp.	16,462	351,436
Hewlett Packard Enterprise Co.	12,377	297,296
HP, Inc.	8,716	194,192
Logitech International SA (Registered)	2,246	231,207
NetApp, Inc.	1,861	199,294
Sandisk Corp.*	1,298	308,119
Seagate Technology Holdings plc	2,032	559,592
Super Micro Computer, Inc.*	4,676	136,867
Western Digital Corp.	3,188	549,197

		41,015,182

Total Information Technology		212,724,458

Materials (1.7%)
Chemicals (0.7%)
Air Liquide SA	8,504	1,601,623
Air Products and Chemicals, Inc.	2,075	512,567
Akzo Nobel NV	2,515	174,973
Albemarle Corp.	1,098	155,301
Asahi Kasei Corp.	18,000	159,614
BASF SE	13,123	685,206
CF Industries Holdings, Inc.	1,454	112,452
Corteva, Inc.	6,301	422,356

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Dow, Inc.	6,628	$154,963
DSM-Firmenich AG	2,540	205,249
DuPont de Nemours, Inc.	3,907	157,061
Ecolab, Inc.	2,377	624,010
EMS-Chemie Holding AG (Registered) (x)	103	71,454
Evonik Industries AG	3,769	59,176
Givaudan SA (Registered)	136	540,154
ICL Group Ltd.	11,388	65,441
International Flavors & Fragrances, Inc.	2,403	161,938
Linde plc	4,354	1,856,502
LyondellBasell Industries NV, Class A	2,401	103,963
Mitsubishi Chemical Group Corp.	18,751	109,545
Mosaic Co. (The)	2,960	71,306
Nippon Paint Holdings Co. Ltd.	13,905	92,987
Nippon Sanso Holdings Corp. (x)	2,585	77,035
Nitto Denko Corp.	10,340	245,232
Novonesis Novozymes B	5,181	332,431
PPG Industries, Inc.	2,092	214,346
Sherwin-Williams Co. (The)	2,150	696,665
Shin-Etsu Chemical Co. Ltd.	24,732	769,401
Sika AG (Registered)	2,242	460,231
Syensqo SA (x)	1,070	86,212
Symrise AG, Class A	1,953	158,091
Toray Industries, Inc. (x)	20,297	132,169
Yara International ASA	2,435	100,009

		11,369,663

Construction Materials (0.2%)
Buzzi SpA	1,133	69,238
CRH plc	6,250	780,000
Heidelberg Materials AG	1,968	515,753
Holcim AG	7,502	736,467
Martin Marietta Materials, Inc.	562	349,935
Vulcan Materials Co.	1,232	351,391

		2,802,784

Containers & Packaging (0.1%)
Amcor plc	21,525	179,519
Avery Dennison Corp.	721	131,135
Ball Corp.	2,499	132,372
International Paper Co.	4,924	193,956
Packaging Corp. of America	833	171,790
Smurfit WestRock plc	4,869	188,284

		997,056

Metals & Mining (0.7%)
Anglo American plc	16,455	684,269
Antofagasta plc	5,799	256,312
ArcelorMittal SA	6,896	316,792
BHP Group Ltd.	74,656	2,266,388
Boliden AB*	4,180	233,915
Endeavour Mining plc	2,840	148,227
Evolution Mining Ltd.	29,862	252,692
Fortescue Ltd.	24,898	365,711
Freeport-McMoRan, Inc.	13,390	680,078
Fresnillo plc	3,251	146,102
Glencore plc	147,801	809,963
JFE Holdings, Inc. (x)	8,457	107,845
JX Advanced Metals Corp.	8,600	107,610
Lynas Rare Earths Ltd.*	13,322	110,597
Newmont Corp.	10,176	1,016,074
Nippon Steel Corp. (x)	70,890	290,457
Norsk Hydro ASA	20,367	158,006
Northern Star Resources Ltd.	19,984	356,480
Nucor Corp.	2,134	348,077
Rio Tinto Ltd. (x)	5,458	534,777
Rio Tinto plc	16,595	1,340,812
South32 Ltd.	66,172	157,209
Steel Dynamics, Inc.	1,280	216,896
Sumitomo Metal Mining Co. Ltd.	3,646	147,967

		11,053,256

Paper & Forest Products (0.0%)†
Holmen AB, Class B	1,035	39,842
Stora Enso OYJ, Class R (x)	8,565	107,752
Svenska Cellulosa AB SCA, Class B	8,934	118,971
UPM-Kymmene OYJ	7,761	226,103

		492,668

Total Materials		26,715,427

Real Estate (1.0%)
Diversified REITs (0.0%)†
CapitaLand Integrated Commercial Trust (REIT)	89,580	166,560
Covivio SA (REIT)	821	54,658
Land Securities Group plc (REIT)	10,408	87,264
Stockland (REIT)	35,624	136,223

		444,705

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	1,450	70,963
Healthpeak Properties, Inc. (REIT)	6,521	104,858
Ventas, Inc. (REIT)	4,380	338,924
Welltower, Inc. (REIT)	6,400	1,187,904

		1,702,649

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	5,964	105,742

Industrial REITs (0.1%)
CapitaLand Ascendas REIT (REIT)	57,665	126,958
Goodman Group (REIT)	30,065	621,579
Prologis, Inc. (REIT)	8,662	1,105,791
Segro plc (REIT)	18,909	183,618

		2,037,946

Office REITs (0.0%)†
BXP, Inc. (REIT)	1,374	92,718
Gecina SA (REIT)	678	64,460
Nippon Building Fund, Inc. (REIT) (x)	114	104,000

		261,178

Real Estate Management & Development (0.3%)
Azrieli Group Ltd.	624	70,639
CapitaLand Investment Ltd.	34,918	73,617
CBRE Group, Inc., Class A*	2,733	439,439
CK Asset Holdings Ltd.	28,118	142,059
CoStar Group, Inc.*	3,952	265,732
Daito Trust Construction Co. Ltd.	4,200	80,064
Daiwa House Industry Co. Ltd.	8,242	273,506

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Fastighets AB Balder, Class B (x)*	10,559	$78,219
Henderson Land Development Co. Ltd. (x)	21,839	78,964
Hongkong Land Holdings Ltd.	15,930	110,713
Hulic Co. Ltd.	6,710	73,444
LEG Immobilien SE	1,111	81,277
Mitsubishi Estate Co. Ltd.	15,555	379,441
Mitsui Fudosan Co. Ltd.	38,723	440,158
Sagax AB, Class B	3,232	69,369
Sino Land Co. Ltd.	54,205	71,180
Sumitomo Realty & Development Co. Ltd.	9,080	227,927
Sun Hung Kai Properties Ltd.	21,288	259,033
Swiss Prime Site AG (Registered)	1,180	183,532
Vonovia SE	11,032	318,156
Wharf Holdings Ltd. (The)	15,346	42,867
Wharf Real Estate Investment Co. Ltd.	24,960	78,831

		3,838,167

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	1,319	239,148
Camden Property Trust (REIT)	992	109,199
Equity Residential (REIT)	3,229	203,556
Essex Property Trust, Inc. (REIT)	601	157,270
Invitation Homes, Inc. (REIT)	5,259	146,147
Mid-America Apartment Communities, Inc. (REIT)	1,092	151,690
UDR, Inc. (REIT)	2,804	102,851

		1,109,861

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	732	73,786
Kimco Realty Corp. (REIT)	6,315	128,005
Klepierre SA (REIT)	3,164	125,456
Link REIT (REIT)	38,301	170,966
Realty Income Corp. (REIT)	8,578	483,542
Regency Centers Corp. (REIT)	1,535	105,961
Scentre Group (REIT)	76,713	215,016
Simon Property Group, Inc. (REIT)	3,044	563,475
Unibail-Rodamco-Westfield (REIT)	1,791	195,240
Vicinity Ltd. (REIT)	57,497	98,229

		2,159,676

Specialized REITs (0.3%)
American Tower Corp. (REIT)	4,365	766,363
Crown Castle, Inc. (REIT)	4,061	360,901
Digital Realty Trust, Inc. (REIT)	3,011	465,832
Equinix, Inc. (REIT)	916	701,803
Extra Space Storage, Inc. (REIT)	1,979	257,705
Iron Mountain, Inc. (REIT)	2,756	228,610
Public Storage (REIT)	1,473	382,244
SBA Communications Corp. (REIT)	994	192,269
VICI Properties, Inc. (REIT), Class A	9,967	280,272
Weyerhaeuser Co. (REIT)	6,722	159,244

		3,795,243

Total Real Estate		15,455,167

Utilities (1.5%)
Electric Utilities (0.9%)
Acciona SA (x)	363	79,305
Alliant Energy Corp.	2,397	155,829
American Electric Power Co., Inc.	4,991	575,512
BKW AG	311	66,118
Chubu Electric Power Co., Inc.	10,044	154,661
CK Infrastructure Holdings Ltd. (x)	9,037	66,883
CLP Holdings Ltd.	24,062	215,184
Constellation Energy Corp.	2,912	1,028,722
Contact Energy Ltd.	12,420	66,145
Duke Energy Corp.	7,252	850,007
Edison International	3,588	215,352
EDP SA	46,148	212,323
Elia Group SA/NV, Class B (x)	642	82,766
Endesa SA	4,671	168,139
Enel SpA	119,577	1,247,457
Entergy Corp.	4,164	384,879
Evergy, Inc.	2,147	155,636
Eversource Energy	3,499	235,588
Exelon Corp.	9,421	410,661
FirstEnergy Corp.	4,848	217,045
Fortum OYJ	6,598	140,967
Iberdrola SA	93,298	2,024,573
Kansai Electric Power Co., Inc. (The)	13,897	217,806
NextEra Energy, Inc.	19,420	1,559,038
NRG Energy, Inc.	1,787	284,562
Origin Energy Ltd.	25,335	194,265
PG&E Corp.	20,495	329,355
Pinnacle West Capital Corp.	1,116	98,989
Power Assets Holdings Ltd. (x)	20,375	144,382
PPL Corp.	6,898	241,568
Redeia Corp. SA	5,968	106,396
Southern Co. (The)	10,268	895,370
SSE plc	17,730	520,763
Terna – Rete Elettrica Nazionale	20,692	220,168
Verbund AG	1,001	72,935
Xcel Energy, Inc.	5,516	407,412

		14,046,761

Gas Utilities (0.1%)
APA Group	19,341	115,778
Atmos Energy Corp.	1,497	250,942
Hong Kong & China Gas Co. Ltd.	164,641	148,295
Naturgy Energy Group SA	2,852	86,875
Osaka Gas Co. Ltd.	5,218	180,884
Snam SpA	29,655	197,115
Tokyo Gas Co. Ltd.	4,621	183,052

		1,162,941

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	6,640	95,218
EDP Renovaveis SA	4,637	65,611
Meridian Energy Ltd.	19,398	62,543
Orsted A/S (m)*	7,772	149,615
RWE AG	9,296	494,450
Vistra Corp.	2,966	478,505

		1,345,942

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Multi-Utilities (0.4%)
Ameren Corp.	2,522	$251,847
CenterPoint Energy, Inc.	6,088	233,414
Centrica plc	69,416	158,647
CMS Energy Corp.	2,838	198,461
Consolidated Edison, Inc.	3,366	334,311
Dominion Energy, Inc.	7,963	466,552
DTE Energy Co.	1,937	249,834
E.ON SE	33,011	625,562
Engie SA	26,855	707,260
National Grid plc	72,945	1,122,394
NiSource, Inc.	4,450	185,832
Public Service Enterprise Group, Inc.	4,655	373,796
Sembcorp Industries Ltd.	12,824	60,059
Sempra	6,086	537,333
Veolia Environnement SA	9,270	323,773
WEC Energy Group, Inc.	3,033	319,860

		6,148,935

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,819	237,380
Severn Trent plc	3,985	149,813
United Utilities Group plc	10,028	161,396

		548,589

Total Utilities		23,253,168

Total Common Stocks (55.0%) (Cost $310,418,568)		845,733,729

EXCHANGE TRADED FUNDS (ETF):
Equity (4.0%)
SPDR S&P MidCap 400 ETF Trust (x)	100,843	60,836,565

Total Exchange Traded Funds (4.0%) (Cost $50,589,410)		60,836,565

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (2.5%)
FHLB
3.250%, 11/16/28	$5,940,000	5,904,568
4.750%, 12/8/28	3,125,000	3,224,772
FHLMC
6.750%, 3/15/31	2,759,000	3,146,608
6.250%, 7/15/32	5,522,000	6,247,181
FNMA 1.875%, 9/24/26	8,398,000	8,295,140
7.250%, 5/15/30	10,000,000	11,434,974

Total U.S. Government Agency Securities		38,253,243

U.S. Treasury Obligations (37.7%)
U.S. Treasury Bonds 6.125%, 11/15/27	18,708,100	19,596,295
5.250%, 11/15/28	8,782,400	9,189,040
U.S. Treasury Notes 1.500%, 1/31/27	6,580,200	6,439,457
2.250%, 2/15/27	12,890,700	12,711,457
1.875%, 2/28/27	6,847,700	6,720,670
2.375%, 5/15/27	26,341,100	25,943,555
2.250%, 8/15/27#	24,314,100	23,844,502
2.250%, 11/15/27	24,429,600	23,889,501
3.875%, 12/31/27	9,807,700	9,882,051
2.750%, 2/15/28	5,963,500	5,874,304
4.250%, 2/15/28	15,232,700	15,469,926
4.000%, 2/29/28	9,855,300	9,959,414
3.500%, 4/30/28	18,603,400	18,603,787
2.875%, 5/15/28	8,942,200	8,816,846
3.625%, 5/31/28	7,186,600	7,207,144
4.000%, 6/30/28	4,387,500	4,439,865
2.875%, 8/15/28	1,412,600	1,390,280
4.375%, 8/31/28	7,191,400	7,345,503
4.625%, 9/30/28	6,018,300	6,190,142
4.875%, 10/31/28	1,409,600	1,460,027
3.125%, 11/15/28	3,406,400	3,369,299
4.375%, 11/30/28	6,858,800	7,016,934
3.750%, 12/31/28	9,966,000	10,026,342
4.000%, 1/31/29	10,533,900	10,672,117
2.625%, 2/15/29	7,103,500	6,908,705
4.250%, 2/28/29	9,177,000	9,366,909
4.125%, 3/31/29	8,120,500	8,260,096
4.625%, 4/30/29	9,507,600	9,819,915
2.375%, 5/15/29	9,798,200	9,427,728
4.500%, 5/31/29	8,577,000	8,828,280
4.250%, 6/30/29	5,912,400	6,042,362
1.625%, 8/15/29	14,741,600	13,769,576
3.500%, 9/30/29	5,904,300	5,880,951
1.750%, 11/15/29	9,426,900	8,808,260
1.500%, 2/15/30	9,471,600	8,705,419
0.625%, 5/15/30	8,669,500	7,614,259
0.625%, 8/15/30	13,526,000	11,779,244
4.125%, 8/31/30	5,400,800	5,500,413
4.625%, 9/30/30	10,364,200	10,778,768
4.875%, 10/31/30	5,071,300	5,332,393
0.875%, 11/15/30	8,067,900	7,059,413
4.375%, 11/30/30	4,812,800	4,955,680
3.750%, 12/31/30	6,164,200	6,173,350
4.250%, 2/28/31	6,480,300	6,635,726
1.625%, 5/15/31	13,136,200	11,779,478
4.250%, 6/30/31	5,004,100	5,122,947
1.250%, 8/15/31	7,053,800	6,152,787
3.625%, 9/30/31	8,344,700	8,271,932
1.375%, 11/15/31	9,648,000	8,413,357
1.875%, 2/15/32	11,983,700	10,703,143
2.875%, 5/15/32	11,419,200	10,781,972
2.750%, 8/15/32	10,241,500	9,560,778
4.125%, 11/15/32	9,730,200	9,855,976
3.500%, 2/15/33	9,499,900	9,246,859
3.375%, 5/15/33	7,338,500	7,067,327
3.875%, 8/15/33	9,333,000	9,271,703
4.500%, 11/15/33	2,487,200	2,572,704
4.000%, 2/15/34	7,649,700	7,640,885
4.375%, 5/15/34	8,995,400	9,209,036
3.875%, 8/15/34	11,358,100	11,205,505
4.250%, 11/15/34	2,403,000	2,433,040
4.625%, 2/15/35	9,890,100	10,284,942
4.250%, 5/15/35	4,302,600	4,346,975
4.250%, 8/15/35	5,672,900	5,725,854
4.000%, 11/15/35	2,329,600	2,300,844

Total U.S. Treasury Obligations		579,653,949

Total Long-Term Debt Securities (40.2%)
(Cost $624,025,522)		617,907,192

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.9%)
Goldman Sachs Financial Square Government Fund 3.67% (7 day yield) (xx)	10,000,000	$10,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	18,638,021	18,638,021

Total Investment Companies		28,638,021

Total Short-Term Investments (1.9%)
(Cost $28,638,021)		28,638,021

Total Investments in Securities (101.1%)
(Cost $1,013,671,521)		1,553,115,507
Other Assets Less Liabilities (-1.1%)		(16,403,404)

Net Assets (100%)		$1,536,712,103

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $14,710,293.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025, the market value or fair value, as applicable, of these securities amounted to $3,337,195 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $66,802,372. This was collateralized by $40,563,060 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.750%, maturing 1/13/26 – 8/15/55 and by cash of $28,638,021 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
EUR	—	European Currency Unit
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
USD	—	United States Dollar

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	10	3/2026	USD	1,451,050	5,717
Russell 2000 E-Mini Index	480	3/2026	USD	59,952,000	(1,820,283)
S&P 500 E-Mini Index	43	3/2026	USD	14,818,875	(160,524)
TOPIX Index	76	3/2026	JPY	16,561,926	97,587

					(1,877,503)

Short Contracts
EURO STOXX 50 Index	(125)	3/2026	EUR	(8,580,429)	(126,216)
FTSE 100 Index	(8)	3/2026	GBP	(1,071,998)	(19,790)
SPI 200 Index	(73)	3/2026	AUD	(10,566,620)	(91,440)
U.S. Treasury 2 Year Note	(141)	3/2026	USD	(29,439,258)	(563)
U.S. Treasury 5 Year Note	(82)	3/2026	USD	(8,962,984)	(2,454)
U.S. Treasury 10 Year Note	(206)	3/2026	USD	(23,162,125)	157,432

					(83,031)

					(1,960,534)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Forward Foreign Currency Contracts outstanding as of December 31, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	6,458,472	JPY	973,388,636	Bank of America	1/23/2026	233,971
USD	17,427,425	JPY	2,711,318,074	Deutsche Bank AG	1/23/2026	89,435
USD	9,156,108	JPY	1,424,616,268	JPMorgan Chase Bank	1/23/2026	46,154
AUD	18,162,923	USD	11,803,684	Bank of America	1/28/2026	319,024
NZD	14,401,911	USD	8,108,823	HSBC Bank plc	1/28/2026	191,500
EUR	1,393,030	USD	1,610,632	Barclays Bank plc	1/29/2026	28,377
EUR	17,813,975	USD	20,796,248	Goldman Sachs Bank USA	1/29/2026	163,287
NOK	154,673,746	USD	15,287,846	Morgan Stanley	2/13/2026	57,223
SEK	155,751,400	USD	16,533,154	UBS AG	2/13/2026	419,746
GBP	2,396,428	USD	3,202,909	Morgan Stanley	2/26/2026	27,005

Total unrealized appreciation						1,575,722

JPY	334,034,804	USD	2,184,409	Barclays Bank plc	1/23/2026	(48,366)
JPY	721,462,369	USD	4,670,575	HSBC Bank plc	1/23/2026	(57,060)
USD	14,568,126	AUD	21,966,414	HSBC Bank plc	1/28/2026	(93,194)
USD	6,878,607	AUD	10,646,120	UBS AG	1/28/2026	(227,066)
USD	740,147	NZD	1,306,396	JPMorgan Chase Bank	1/28/2026	(12,775)
EUR	15,125,988	USD	17,815,478	Barclays Bank plc	1/29/2026	(18,570)
USD	27,177,116	CHF	21,637,034	Bank of America	1/29/2026	(212,013)
USD	2,146,532	EUR	1,843,203	JPMorgan Chase Bank	1/29/2026	(22,140)
USD	48,534,690	EUR	41,816,890	Morgan Stanley	1/29/2026	(666,152)
USD	7,634,547	NOK	77,377,987	Bank of America	2/13/2026	(42,067)
USD	83,472	NOK	850,553	JPMorgan Chase Bank	2/13/2026	(911)
USD	7,598,360	NOK	77,295,759	Morgan Stanley	2/13/2026	(70,095)
USD	8,147,111	SEK	76,231,297	Bank of America	2/13/2026	(150,352)
USD	7,778,179	GBP	5,888,083	Barclays Bank plc	2/26/2026	(157,800)
USD	26,475,303	GBP	19,888,941	UBS AG	2/26/2026	(331,083)

Total unrealized depreciation						(2,109,644)

Net unrealized depreciation						(533,922)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$58,977,538	$11,785,696	$—		$70,763,234
Consumer Discretionary	57,431,461	28,871,608	—		86,303,069
Consumer Staples	25,964,957	22,004,056	—		47,969,013
Energy	15,329,273	9,402,392	—		24,731,665
Financials	73,152,181	76,038,986	—		149,191,167
Health Care	52,787,610	33,642,149	—	(a)	86,429,759
Industrials	45,151,298	57,046,304	—		102,197,602
Information Technology	188,576,350	24,148,108	—		212,724,458
Materials	9,982,937	16,732,490	—		26,715,427
Real Estate	9,971,944	5,483,223	—		15,455,167

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Utilities	$12,258,810	$10,994,358	$—	$23,253,168
Exchange Traded Fund	60,836,565	—	—	60,836,565
Forward Currency Contracts	—	1,575,722	—	1,575,722
Futures	260,736	—	—	260,736
Short-Term Investments
Investment Companies	28,638,021	—	—	28,638,021
U.S. Government Agency Securities	—	38,253,243	—	38,253,243
U.S. Treasury Obligations	—	579,653,949	—	579,653,949

Total Assets	$639,319,681	$915,632,284	$—	$1,554,951,965

Liabilities:
Forward Currency Contracts	$—	$(2,109,644)	$—	$(2,109,644)
Futures	(2,221,270)	—	—	(2,221,270)

Total Liabilities	$(2,221,270)	$(2,109,644)	$—	$(4,330,914)

Total	$637,098,411	$913,522,640	$—	$1,550,621,051

(a)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due from broker for futures variation margin, Net assets - Unrealized appreciation	$157,432	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	1,575,722
Equity contracts	Due from broker for futures variation margin, Net assets Unrealized appreciation	103,304	*

Total		$1,836,458

	Liability Derivatives
Interest rate contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(3,017	)*
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(2,109,644)
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	(2,218,253	)*

Total		$(4,330,914)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(1,638,293)	$—	$(1,638,293)
Foreign exchange contracts	—	(3,077,306)	(3,077,306)
Equity contracts	(2,429,889)	—	(2,429,889)

Total	$(4,068,182)	$(3,077,306)	$(7,145,488)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(148,916)	$—	$(148,916)
Foreign exchange contracts	—	(600,143)	(600,143)
Equity contracts	1,389,928	—	1,389,928

Total	$1,241,012	$(600,143)	$640,869

^ The Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$98,270,000
Average notional value of contracts — short	75,583,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$117,076,000
Average settlement value sold — in USD	147,310,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2025:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$552,995	$(404,432)	$—	$148,563
Barclays Bank plc	28,377	(28,377)	—	—
Deutsche Bank AG	89,435	—	—	89,435
Goldman Sachs Bank USA	163,287	—	—	163,287
HSBC Bank plc	191,500	(150,254)	—	41,246
JPMorgan Chase Bank	46,154	(35,826)	—	10,328
Morgan Stanley	84,228	(84,228)	—	—
UBS AG	419,746	(419,746)	—	—

Total	$1,575,722	$(1,122,863)	$—	$452,859

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$404,432	$(404,432)	$—	$—
Barclays Bank plc	224,736	(28,377)	—	196,359
HSBC Bank plc	150,254	(150,254)	—	—
JPMorgan Chase Bank	35,826	(35,826)	—	—
Morgan Stanley	736,247	(84,228)	—	652,019
UBS AG	558,149	(419,746)	—	138,403

Total	$2,109,644	$(1,122,863)	$—	$986,781

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$41,844,571
Long-term U.S. government debt securities	116,800,415

$158,644,986

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$199,150,021
Long-term U.S. government debt securities	150,907,788

$350,057,809

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$572,962,253
Aggregate gross unrealized depreciation	(42,480,709)

Net unrealized appreciation	$530,481,544

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,020,139,507

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $1,013,671,521)	$1,553,115,507
Cash	5,059,080
Foreign cash (Cost $638,408)	641,488
Receivable for securities sold	24,673,343
Dividends, interest and other receivables	7,411,217
Unrealized appreciation on forward foreign currency contracts	1,575,722
Securities lending income receivable	15,579
Receivable for Portfolio shares sold	11,634
Other assets	8,232

Total assets	1,592,511,802

LIABILITIES
Payable for return of collateral on securities loaned	28,638,021
Payable for securities purchased	22,903,021
Unrealized depreciation on forward foreign currency contracts	2,109,644
Investment management fees payable	946,162
Due to broker for futures variation margin	488,705
Distribution fees payable – Class IB	326,866
Administrative fees payable	161,904
Payable for Portfolio shares repurchased	133,650
Accrued expenses	91,726

Total liabilities	55,799,699

Commitments and contingent liabilities^
NET ASSETS	$1,536,712,103

Net assets were comprised of:
Paid in capital	$1,259,618,402
Total distributable earnings (loss)	277,093,701

Net assets	$1,536,712,103

Class IB
Net asset value, offering and redemption price per share, $1,536,712,103 / 117,801,802 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.04

(x)	Includes value of securities on loan of $66,802,372.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Interest	$19,848,050
Dividends (net of $842,371 foreign withholding tax)	15,627,053
Securities lending (net)	135,137

Total income	35,610,240

EXPENSES
Investment management fees	11,071,233
Distribution fees – Class IB	3,823,594
Administrative fees	1,909,331
Custodian fees	187,500
Professional fees	130,136
Printing and mailing expenses	85,462
Trustees’ fees	52,575
Miscellaneous	54,429

Total expenses	17,314,260

NET INVESTMENT INCOME (LOSS)	18,295,980

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	77,036,632
Futures contracts	(4,068,182)
Forward foreign currency contracts	(3,077,306)
Foreign currency transactions	(1,923,241)

Net realized gain (loss)	67,967,903

Change in unrealized appreciation (depreciation) on:
Investments in securities	103,932,835
Futures contracts	1,241,012
Forward foreign currency contracts	(600,143)
Foreign currency translations	288,007

Net change in unrealized appreciation (depreciation)	104,861,711

NET REALIZED AND UNREALIZED GAIN (LOSS)	172,829,614

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$191,125,594

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,295,980	$20,141,421
Net realized gain (loss)	67,967,903	123,009,871
Net change in unrealized appreciation (depreciation)	104,861,711	25,831,230

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	191,125,594	168,982,522

Distributions to shareholders:
Class IB	(141,310,796)	(122,195,544)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 5,980,081 and 9,712,388 shares, respectively ]	79,132,926	126,168,307
Capital shares issued in reinvestment of dividends and distributions [ 10,698,441 and 9,394,527 shares, respectively ]	141,310,796	122,195,544
Capital shares repurchased [ (25,873,318) and (24,079,841) shares, respectively ]	(336,606,088)	(313,451,522)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(116,162,366)	(65,087,671)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(66,347,568)	(18,300,693)
NET ASSETS:
Beginning of year	1,603,059,671	1,621,360,364

End of year	$1,536,712,103	$1,603,059,671

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025		2024		2023		2022		2021
Net asset value, beginning of year	$12.62		$12.29		$11.02		$13.41		$12.50

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16		0.16		0.12		0.09		0.08	(aa)
Net realized and unrealized gain (loss)	1.54		1.18		1.30		(2.06)		1.42

Total from investment operations	1.70		1.34		1.42		(1.97)		1.50

Less distributions:
Dividends from net investment income	(0.18)		(0.22)		(0.12)		(0.07)		(0.19)
Distributions from net realized gains	(1.10)		(0.79)		(0.03)		(0.35)		(0.39)
Return of capital	—		—		—		—		(0.01)

Total dividends and distributions	(1.28)		(1.01)		(0.15)		(0.42)		(0.59)

Net asset value, end of year	$13.04		$12.62		$12.29		$11.02		$13.41

Total return	13.46%		10.75%		12.96%		(14.63)%		12.04%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,536,712		$1,603,060		$1,621,360		$1,584,799		$2,365,665

Ratio of expenses to average net assets (f)	1.13	%(j)	1.13	%(j)	1.13	%(k)	1.12	%(m)	1.10	%(o)
Ratio of net investment income (loss) to average net assets (f)	1.20%		1.22%		1.01%		0.73%		0.62	%(bb)
Portfolio turnover rate^	11%		19%		12%		24%		19%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.14% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.13% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.11% for Class IB.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $0.07.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratio for class IB would have been 0.11% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (4.5%)
ACM Auto Trust,
Series 2024-2A A 6.060%, 2/20/29§	$299,209	$299,257
Series 2025-1A A 5.380%, 6/20/29§	352,487	352,445
Series 2025-3A A 5.010%, 1/22/30§	1,444,059	1,441,581
Affirm Asset Securitization Trust,
Series 2024-X2 A 5.220%, 12/17/29§	86,290	86,330
Amur Equipment Finance Receivables XI LLC,
Series 2022-2A A2 5.300%, 6/21/28§	75,708	75,852
Arivo Acceptance Auto Loan Receivables Trust,
Series 2025-1A A2 4.920%, 5/15/29§	1,090,000	1,089,934
Brex Commercial Charge Card Master Trust,
Series 2024-1 A1 6.050%, 7/15/27§	1,478,000	1,479,264
Carvana Auto Receivables Trust,
Series 2021-N1 C 1.300%, 1/10/28	268,524	263,825
Series 2021-N2 B 0.750%, 3/10/28	60,512	59,120
Series 2021-N3 C 1.020%, 6/12/28	114,735	110,600
CPS Auto Receivables Trust,
Series 2024-C A 5.880%, 2/15/28§	82,796	82,891
Enterprise Fleet Financing LLC,
Series 2023-2 A2 5.560%, 4/22/30§	718,869	723,005
Equify ABS LLC,
Series 2024-1A A 5.430%, 4/18/33§	641,646	642,685
FIGRE Trust,
Series 2025-HE7 A 5.150%, 11/25/55 (l)§	1,584,031	1,583,144
First Investors Auto Owner Trust,
Series 2021-2A C 1.470%, 11/15/27§	931,437	927,967
Flagship Credit Auto Trust,
Series 2024-3 A 4.880%, 11/15/28§	370,748	370,493
Ford Credit Auto Owner Trust,
Series 2021-1 C 1.910%, 10/17/33§	1,168,000	1,159,889
GLS Auto Select Receivables Trust,
Series 2024-2A A2 5.580%, 6/17/30§	1,124,332	1,135,232
Go Mortgage LLC,
2.435%, 8/15/26 (l)	876,000	868,101
2.638%, 8/15/26 (l)	98,000	95,797
Hardee’s Funding LLC,
Series 2018-1A A23 5.710%, 6/20/48§	1,308,381	1,304,408
JP Morgan Mortgage Trust,
Series 2025-HE3 A1 5.268%, 3/20/56 (l)§	1,754,738	1,758,010
Lendbuzz Securitization Trust,
Series 2025-1A A2 5.100%, 10/15/30§	1,591,151	1,592,859
Lobel Automobile Receivables Trust,
Series 2025-1 A 5.060%, 11/15/27§	728,173	729,317
Mission Lane Credit Card Master Trust,
Series 2024-A A1 6.200%, 8/15/29§	1,026,000	1,030,644
Series 2024-B A 5.880%, 1/15/30§	2,373,000	2,391,704
Nelnet Student Loan Trust,
Series 2021-CA AFX 1.320%, 4/20/62§	1,008,716	947,394
NMEF Funding LLC,
Series 2024-A A2 5.150%, 12/15/31§	1,223,956	1,231,612
OCCU Auto Receivables Trust,
Series 2025-1A A2 4.820%, 4/17/28§	1,988,254	1,991,185
Oportun Funding Trust,
Series 2024-3 A 5.260%, 8/15/29§	165,506	165,513
Series 2025-1 A 4.960%, 8/16/32§	454,798	455,018
Oportun Issuance Trust,
Series 2024-2 A 5.860%, 2/9/32§	25,709	25,712
Pagaya AI Debt Grantor Trust,
Series 2024-5 A 6.278%, 10/15/31§	332,442	334,622
Series 2024-9 B 5.306%, 3/15/32§	1,300,141	1,304,253
Series 2025-1 A 5.156%, 7/15/32 (l)§	130,048	131,155
Series 2025-5 A 4.865%, 3/15/33 (l)§	581,130	582,678
Series 2025-6 A2 4.497%, 4/15/33§	520,000	521,018
Series 2025-8 A2 4.851%, 7/15/33§	1,127,550	1,129,351
Pagaya AI Debt Trust,
Series 2024-2 A 6.319%, 8/15/31§	272,263	273,526
Series 2024-3 A 6.258%, 10/15/31§	342,335	344,355
Prestige Auto Receivables Trust,
Series 2025-1A A2 4.870%, 12/15/27§	1,198,590	1,200,125
Research-Driven Pagaya Motor Trust,
Series 2024-1A A 7.090%, 6/25/32§	355,741	357,344
SoFi Consumer Loan Program Trust,
Series 2025-4 A 4.240%, 8/25/35§	1,786,519	1,787,645
Tesla Auto Lease Trust,
Series 2024-A A3 5.300%, 6/21/27§	401,003	402,432

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Tricolor Auto Securitization Trust,
Series 2024-2A A 6.360%, 12/15/27§	$150,663	$145,513
Series 2025-1A A 4.940%, 2/15/29§	1,420,474	850,479
VFI ABS LLC,
Series 2025-1A A 4.780%, 6/24/30§	1,534,916	1,543,768
Wheels Fleet Lease Funding LLC,
Series 2024-1A A1 5.490%, 2/18/39§	1,459,932	1,478,609

Total Asset-Backed Securities		38,857,661

Collateralized Mortgage Obligations (3.6%)
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3 5.946%, 4/25/47 (l)§	238,350	242,112
Connecticut Avenue Securities,
Series 2025-R01 1A1 4.824%, 1/25/45 (l)§	2,029,277	2,029,279
Connecticut Avenue Securities Trust,
Series 2022-R05 2M1 5.774%, 4/25/42 (l)§	87,565	87,675
Series 2023-R02 1M1 6.174%, 1/25/43 (l)§	685,306	698,710
Series 2023-R05 1M1 5.774%, 6/25/43 (l)§	944,889	952,304
Series 2024-R02 1M1 4.974%, 2/25/44 (l)§	355,477	355,256
Series 2024-R03 2M1 5.024%, 3/25/44 (l)§	711,931	712,392
Series 2024-R04 1M1 4.974%, 5/25/44 (l)§	510,262	509,945
Series 2024-R05 2M1 4.874%, 7/25/44 (l)§	149,489	149,396
Series 2024-R06 1M1 4.924%, 9/25/44 (l)§	116,684	116,647
Series 2025-R02 1A1 4.874%, 2/25/45 (l)§	556,611	557,464
Series 2025-R03 2M1 5.474%, 3/25/45 (l)§	1,203,672	1,205,154
Series 2025-R04 1A1 4.874%, 5/25/45 (l)§	531,338	531,868
Series 2025-R04 1M1 5.074%, 5/25/45 (l)§	801,824	803,664
Series 2025-R05 2M1 5.074%, 7/25/45 (l)§	1,833,970	1,836,355
Series 2025-R06 1A1 4.774%, 9/25/45 (l)§	701,846	702,322
Series 2025-R06 1M1 4.824%, 9/25/45 (l)§	921,377	921,870
FHLMC,
Series 3305 FT 4.498%, 7/15/34 (l)	28,080	27,869
Series 3349 FE 4.588%, 7/15/37 (l)	584,639	581,536
Series 3807 FM 4.598%, 2/15/41 (l)	19,704	19,602
Series 3927 FH 4.548%, 9/15/41 (l)	23,362	23,176
Series 4087 FB 4.568%, 7/15/42 (l)	554,468	549,094
Series 4286 VF 4.548%, 12/15/43 (l)	453,305	448,181
Series 4350 KF 4.673%, 1/15/39 (l)	137,076	133,660
Series 4457 BA 3.000%, 7/15/39	1,837,202	1,771,243
Series 4459 CA 5.000%, 12/15/34	125,665	127,948
Series 4483 A 3.000%, 12/15/29	24,049	23,847
FHLMC STACR REMIC Trust,
Series 2022-DNA7 M1A 6.374%, 3/25/52 (l)§	733,435	740,722
Series 2023-DNA1 M1A 5.965%, 3/25/43 (l)§	726,251	735,211
Series 2023-DNA2 M1A 5.965%, 4/25/43 (l)§	487,018	493,759
Series 2023-HQA2 M1A 5.874%, 6/25/43 (l)§	320,196	320,696
Series 2024-DNA3 A1 4.924%, 10/25/44 (l)§	1,179,009	1,180,128
Series 2024-HQA1 M1 5.124%, 3/25/44 (l)§	750,811	750,579
Series 2024-HQA2 M1 5.074%, 8/25/44 (l)§	1,146,318	1,147,229
Series 2025-DNA1 A1 4.824%, 1/25/45 (l)§	930,339	930,340
Series 2025-DNA2 A1 4.974%, 5/25/45 (l)§	475,294	476,354
Series 2025-DNA2 M1 5.074%, 5/25/45 (l)§	466,822	466,667
Series 2025-DNA3 A1 4.824%, 9/25/45 (l)§	1,930,378	1,930,895
Series 2025-DNA4 M1 4.974%, 10/25/45 (l)§	1,635,704	1,636,988
Series 2025-HQA1 A1 4.824%, 2/25/45 (l)§	1,179,743	1,178,985
FNMA,
Series 2006-42 CF 4.439%, 6/25/36 (l)	25,348	25,210
Series 2007-109 GF 4.669%, 12/25/37 (l)	43,241	43,274
Series 2010-39 FT 4.939%, 10/25/35 (l)	913,228	920,400
Series 2011-53 FT 4.569%, 6/25/41 (l)	91,413	91,127
Series 2011-86 KF 4.539%, 9/25/41 (l)	96,572	96,157
Series 2011-86 NF 4.539%, 9/25/41 (l)	37,471	37,340
Series 2012-65 FA 4.439%, 6/25/42 (l)	20,934	20,710
Series 2013-121 FA 4.389%, 12/25/43 (l)	299,049	296,515
Series 2014-49 AF 4.643%, 8/25/44 (l)	884,608	864,742
Series 2016-C02 1M2 9.989%, 9/25/28 (l)	26,984	27,158
Go Mortgage LLC,
1.433%, 8/15/26 (l)	297,091	296,130

Total Collateralized Mortgage Obligations		30,825,885

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Commercial Mortgage-Backed Securities (0.5%)
BHMS Commercial Mortgage Trust,
Series 2025-ATLS A 5.600%, 8/15/42 (l)§	$1,475,000	$1,478,694
CLNY Trust,
Series 2019-IKPR D 6.174%, 11/15/38 (l)§	1,232,000	1,158,083
GS Mortgage Securities Trust,
Series 2011-GC5 AS 5.166%, 8/10/44 (l)§	1,056,721	1,028,288
Series 2011-GC5 D 5.166%, 8/10/44 (l)§	49,051	38,283
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5 B 3.649%, 3/10/46 (l)§	1,033,347	975,237

Total Commercial Mortgage-Backed Securities		4,678,585

Corporate Bonds (9.7%)
Communication Services (0.3%)
Interactive Media & Services (0.3%)
Alphabet, Inc.
3.875%, 11/15/28	1,313,000	1,319,066
Meta Platforms, Inc.
4.200%, 11/15/30	1,320,000	1,323,939

Total Communication Services		2,643,005

Consumer Discretionary (0.6%)
Automobiles (0.3%)
BMW US Capital LLC
4.600%, 8/13/27 (x)§	1,419,000	1,433,560
Hyundai Capital America
5.950%, 9/21/26§	1,420,000	1,436,769

		2,870,329

Broadline Retail (0.2%)
Amazon.com, Inc.
3.900%, 11/20/28 (x)	1,304,000	1,308,715

Hotels, Restaurants & Leisure (0.1%)
McDonald’s Corp.
5.000%, 5/17/29	880,000	906,383

Specialty Retail (0.0%)†
AutoNation, Inc.
4.450%, 1/15/29	274,000	274,755

Total Consumer Discretionary		5,360,182

Consumer Staples (0.7%)
Beverages (0.2%)
Keurig Dr Pepper, Inc.
5.050%, 3/15/29	1,409,000	1,437,520

Food Products (0.3%)
Campbell’s Co. (The)
5.300%, 3/20/26	1,401,000	1,403,816
Cargill, Inc.
4.125%, 10/23/30§	1,325,000	1,319,782

		2,723,598

Tobacco (0.2%)
Altria Group, Inc.
4.875%, 2/4/28	1,403,000	1,424,941

Total Consumer Staples		5,586,059

Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Cenovus Energy, Inc.
4.650%, 3/20/31	625,000	622,491
Continental Resources, Inc.
4.375%, 1/15/28	1,426,000	1,423,231
Targa Resources Corp.
4.350%, 1/15/29	775,000	776,771

Total Energy		2,822,493

Financials (4.7%)
Banks (2.5%)
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.552%, 3/14/28 (k)	400,000	406,485
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28 (k)	600,000	599,968
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.365%, 7/15/28 (k)	400,000	407,183
Bank of Montreal
Series f2f
(SOFR + 0.88%), 4.567%, 9/10/27 (k)	1,466,000	1,471,718
Banque Federative du Credit Mutuel SA
4.591%, 10/16/28§	1,293,000	1,307,181
Barclays plc
(SOFR + 1.49%), 5.674%, 3/12/28 (k)	372,000	378,730
CaixaBank SA
(SOFR + 1.14%), 4.634%, 7/3/29 (k)§	1,297,000	1,309,166
Citigroup, Inc.
(SOFR + 1.14%), 4.643%, 5/7/28 (k)	1,299,000	1,308,749
Cooperatieve Rabobank UA
3.957%, 10/17/28	1,330,000	1,334,196
HSBC Holdings plc
(SOFR + 2.11%), 4.755%, 6/9/28 (k)	1,051,000	1,059,821
ING Groep NV
(SOFR + 1.01%), 4.858%, 3/25/29 (k)	1,374,000	1,394,583
JPMorgan Chase & Co.
(SOFR + 1.19%), 5.040%, 1/23/28 (k)	1,396,000	1,410,703
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 5.087%, 11/26/28 (k)	568,000	578,375
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.871%, 3/6/29 (k)	810,000	839,627

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Morgan Stanley Bank NA
(SOFR + 0.87%), 5.504%, 5/26/28 (k)	$467,000	$476,290
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.847%, 3/2/27 (k)	691,000	692,772
Santander Holdings USA, Inc.
(SOFR + 1.61%), 5.473%, 3/20/29 (k)	1,375,000	1,404,800
Skandinaviska Enskilda Banken AB
4.500%, 9/3/30§	1,308,000	1,311,861
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.519%, 1/19/28 (k)§	1,392,000	1,409,232
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.187%, 7/6/27 (k)§	502,000	506,483
Sumitomo Mitsui Trust Bank Ltd.
4.450%, 9/10/27§	270,000	272,325
Toronto-Dominion Bank (The)
4.568%, 12/17/26	1,429,000	1,437,058

		21,317,306

Capital Markets (0.6%)
Deutsche Bank AG
(SOFR + 2.52%), 7.146%, 7/13/27 (k)	542,000	550,114
(SOFR + 1.21%), 5.373%, 1/10/29 (k)	231,000	235,772
Goldman Sachs Group, Inc. (The)
(SOFR + 1.32%), 4.937%, 4/23/28 (k)	724,000	732,428
Morgan Stanley
(SOFR + 1.01%), 5.652%, 4/13/28 (k)	942,000	960,716
Nomura Holdings, Inc.
5.709%, 1/9/26	912,000	912,274
UBS Group AG
(SOFR + 0.84%), 4.151%, 12/23/29 (k)§	2,172,000	2,168,381

		5,559,685

Consumer Finance (0.7%)
Ally Financial, Inc.
(United States SOFR Compounded Index + 1.96%), 5.737%, 5/15/29 (k)	812,000	828,715
American Express Co.
(United States SOFR Compounded Index + 0.75%), 5.645%, 4/23/27 (k)	661,000	664,127
(SOFR + 0.97%), 5.389%, 7/28/27 (k)	749,000	754,671
General Motors Financial Co., Inc. 2.400%, 4/10/28	118,000	113,600
5.550%, 7/15/29	494,000	512,215
4.900%, 10/6/29	269,000	273,165
John Deere Capital Corp.
Series I 4.550%, 6/5/30	1,303,000	1,324,466
Synchrony Financial
(SOFR + 1.40%), 5.019%, 7/29/29 (k)	1,312,000	1,323,004

		5,793,963

Financial Services (0.6%)
Global Payments, Inc.
4.500%, 11/15/28	369,000	369,424
4.875%, 11/15/30	524,000	524,491
National Rural Utilities Cooperative Finance Corp.
3.950%, 12/10/27	1,297,000	1,302,149
Nationwide Building Society
(SOFR + 1.29%), 2.972%, 2/16/28 (k)§	1,611,000	1,590,787
(SOFR + 1.06%), 4.649%, 7/14/29 (k)§	1,293,000	1,305,093

		5,091,944

Insurance (0.3%)
Athene Global Funding
5.033%, 7/17/30§	1,436,000	1,447,844
Met Tower Global Funding
4.200%, 9/16/30§	1,306,000	1,298,880

		2,746,724

Total Financials		40,509,622

Health Care (1.0%)
Health Care Equipment & Supplies (0.1%)
Baxter International, Inc.
4.450%, 2/15/29	742,000	744,172

Health Care Providers & Services (0.2%)
Cencora, Inc.
4.625%, 12/15/27	1,436,000	1,453,964

Pharmaceuticals (0.7%)
Eli Lilly & Co.
4.000%, 10/15/28	1,309,000	1,316,721
Merck & Co., Inc.
3.850%, 3/15/29	1,297,000	1,296,663
Novartis Capital Corp.
3.900%, 11/5/28	1,313,000	1,316,898
Pfizer, Inc.
3.875%, 11/15/27	1,304,000	1,307,698
Roche Holdings, Inc.
4.075%, 12/2/30§	1,302,000	1,298,920

		6,536,900

Total Health Care		8,735,036

Industrials (0.6%)
Aerospace & Defense (0.2%)
Boeing Co. (The)
3.250%, 2/1/28	1,743,000	1,712,850

Commercial Services & Supplies (0.2%)
Republic Services, Inc.
4.750%, 7/15/30	1,375,000	1,407,234

Passenger Airlines (0.1%)
AS Mileage Plan IP Ltd.
5.021%, 10/20/29§	877,000	884,126

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Southwest Airlines Co.
4.375%, 11/15/28	$379,000	$379,922

		1,264,048

Trading Companies & Distributors (0.1%)
Aviation Capital Group LLC
1.950%, 9/20/26§	623,000	612,781

Total Industrials		4,996,913

Information Technology (0.6%)
IT Services (0.2%)
International Business Machines Corp.
4.650%, 2/10/28	1,403,000	1,422,851

Semiconductors & Semiconductor Equipment (0.3%)
Applied Materials, Inc.
4.000%, 1/15/31	1,304,000	1,297,061
Broadcom, Inc.
5.050%, 7/12/27	530,000	539,199
4.150%, 2/15/28	212,000	212,675
Foundry JV Holdco LLC
5.900%, 1/25/30§	331,000	346,393

		2,395,328

Technology Hardware, Storage & Peripherals (0.1%)
Dell International LLC
4.350%, 2/1/30	1,407,000	1,406,539

Total Information Technology		5,224,718

Materials (0.2%)
Metals & Mining (0.2%)
Glencore Funding LLC
5.338%, 4/4/27§	502,000	509,774
4.907%, 4/1/28§	686,000	697,506
5.186%, 4/1/30§	291,000	298,736

Total Materials		1,506,016

Real Estate (0.1%)
Specialized REITs (0.1%)
American Tower Corp. (REIT)
5.200%, 2/15/29	296,000	304,113

Total Real Estate		304,113

Utilities (0.6%)
Electric Utilities (0.5%)
Enel Finance International NV
4.125%, 9/30/28§	413,000	412,077
NextEra Energy Capital Holdings, Inc.
4.685%, 9/1/27	786,000	795,113
NRG Energy, Inc.
4.734%, 10/15/30§	232,000	231,942
Vistra Operations Co. LLC
5.050%, 12/30/26§	200,000	201,319
4.300%, 10/15/28§	1,125,000	1,124,782
Wisconsin Electric Power Co.
3.950%, 3/1/29	551,000	551,361
Xcel Energy, Inc.
4.750%, 3/21/28	1,374,000	1,390,227

		4,706,821

Multi-Utilities (0.1%)
DTE Energy Co.
4.875%, 6/1/28	606,000	616,268

Total Utilities		5,323,089

Total Corporate Bonds		83,011,246

Mortgage-Backed Securities (0.4%)
FHLMC UMBS
3.500%, 10/1/49	536,691	504,308
3.500%, 11/1/49	2,835,568	2,664,766

Total Mortgage-Backed Securities		3,169,074

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds,
Series 2010A 4.839%, 1/1/41	18,000	17,687
Bay Area Toll Authority
6.263%, 4/1/49	7,000	7,384
Central Puget Sound Regional Transit Authority
5.491%, 11/1/39	6,000	6,167
City of Chicago, International Airport, Revenue Bonds,
Series 2010B 6.395%, 1/1/40	6,000	6,668
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds,
Series 2010EE 6.011%, 6/15/42	6,000	6,213
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds,
Series 2010GG 5.724%, 6/15/42	8,000	8,047
Commonwealth of Massachusetts, General Obligation Bonds,
Series 2009E 5.456%, 12/1/39	7,000	7,153
County of Los Angeles Community College District, General Obligation Bonds,
Series 2008-E 6.750%, 8/1/49	6,000	6,654
County of Nashville & Davidson Convention Center Authority, Revenue Bonds,
Series 2010B 6.731%, 7/1/43	6,000	6,391
Georgia Municipal Electric Authority, Revenue Bonds,
Series 2010A 6.637%, 4/1/57	36,000	38,932
Los Angeles Community College District
6.600%, 8/1/42	31,000	33,592
Massachusetts Clean Water Trust (The)
5.192%, 8/1/40	25,000	25,542

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Metropolitan Transportation Authority, Revenue Bonds,
Series 2010A 6.668%, 11/15/39	$8,000	$8,709
Metropolitan Transportation Authority, Revenue Bonds,
Series 2010B-1 6.648%, 11/15/39	6,000	6,498
Metropolitan Washington Airports Authority, Revenue Bonds,
Series 2009D 7.462%, 10/1/46	9,000	10,698
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds,
Series 2010B 6.561%, 12/15/40	31,000	34,951
North Texas Tollway Authority
6.718%, 1/1/49	8,000	8,796
Ohio State University (The)
4.910%, 6/1/40	6,000	6,006
Pennsylvania Turnpike Commission, Revenue Bonds,
Series 2010B 5.511%, 12/1/45	9,000	8,957
5.561%, 12/1/49	7,000	6,845
San Diego County Water Authority
6.138%, 5/1/49	6,000	6,170
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds,
Series 2010-S1 6.918%, 4/1/40	1,000	1,134
7.043%, 4/1/50	6,000	6,851
State of California, Various Purposes, General Obligation Bonds,
Series 2009 7.350%, 11/1/39	6,000	7,012
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds,
Series 2010D 5.500%, 3/15/30	4,613	4,691
5.600%, 3/15/40	6,000	6,140
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds,
Series 2009E 5.770%, 3/15/39	8,000	8,240

Total Municipal Bonds		302,128

U.S. Government Agency Securities (35.1%)
FFCB
4.000%, 1/13/26	50,000,000	50,005,855
4.125%, 1/22/26	20,000,000	20,002,326
4.625%, 3/5/26	12,279,000	12,300,682
4.375%, 6/23/26	30,892,000	30,992,375
4.500%, 8/14/26	10,000,000	10,054,949
4.250%, 1/28/28	25,000,000	25,360,230
FHLB
1.875%, 9/11/26	10,060,000	9,941,070
4.125%, 1/15/27	2,400,000	2,415,296
4.750%, 4/9/27	10,695,000	10,865,090
4.125%, 9/10/27	41,475,000	41,900,343
3.500%, 10/4/27	7,490,000	7,480,645
4.000%, 6/30/28	40,000,000	40,491,184
5.500%, 7/15/36	12,000	13,152
FNMA
0.750%, 10/8/27	5,000,000	4,767,711
6.250%, 5/15/29	5,000,000	5,423,315
6.625%, 11/15/30	26,550,000	29,955,826

Total U.S. Government Agency Securities		301,970,049

U.S. Treasury Obligations (15.5%)
U.S. Treasury Notes
4.250%, 1/31/26	22,480,500	22,484,461
4.625%, 2/28/26	18,816,900	18,840,562
4.500%, 3/31/26	10,815,200	10,837,210
4.375%, 7/31/26	17,358,500	17,442,007
3.875%, 7/31/27	29,513,400	29,689,822
4.000%, 2/29/28	9,821,100	9,924,853
4.625%, 9/30/28	8,503,500	8,746,303
4.875%, 10/31/28	7,281,100	7,541,573
3.875%, 4/30/30	7,975,500	8,044,179

Total U.S. Treasury Obligations		133,550,970

Total Long-Term Debt Securities (69.4%) (Cost $593,399,432)		596,365,598

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.2%)
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	1,880,190	1,880,190

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (28.6%)
U.S. Treasury Bills
2.59%, 1/8/26 (p)	$21,937,600	21,924,960
3.06%, 1/15/26 (p)	16,518,400	16,497,389
3.23%, 1/22/26 (p)	28,704,500	28,647,869
3.29%, 1/29/26 (p)	26,508,400	26,438,370
3.43%, 2/12/26 (p)	19,337,400	19,258,420
3.42%, 2/19/26 (p)	14,023,600	13,957,340
3.48%, 2/26/26 (p)	13,091,200	13,019,499
3.46%, 3/12/26 (p)	73,227,900	72,730,910
3.45%, 3/19/26 (p)	30,482,200	30,256,010
3.50%, 4/2/26 (p)	3,473,600	3,442,772

Total U.S. Treasury Obligations		246,173,539

Total Short-Term Investments (28.8%) (Cost $247,998,873)		248,053,729

Total Investments in Securities (98.2%) (Cost $841,398,305)		844,419,327
Other Assets Less Liabilities (1.8%)		15,416,803

Net Assets (100%)		$859,836,130

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2025, the market value of these securities amounted to $91,275,469 or 10.6% of net assets.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2025.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2025.

(p)	Yield to maturity.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $1,840,301. This was collateralized by cash of $1,880,190 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	775	3/2026	USD	161,811,523	(30,070)

					(30,070)

Short Contracts
U.S. Treasury 5 Year Note	(745)	3/2026	USD	(81,431,993)	(924)
U.S. Treasury 10 Year Note	(37)	3/2026	USD	(4,160,187)	28,277
U.S. Treasury Ultra Bond	(4)	3/2026	USD	(472,000)	8,650

					36,003

					5,933

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$38,857,661	$—	$38,857,661
Collateralized Mortgage Obligations	—	30,825,885	—	30,825,885
Commercial Mortgage-Backed Securities	—	4,678,585	—	4,678,585
Corporate Bonds
Communication Services	—	2,643,005	—	2,643,005
Consumer Discretionary	—	5,360,182	—	5,360,182
Consumer Staples	—	5,586,059	—	5,586,059
Energy	—	2,822,493	—	2,822,493
Financials	—	40,509,622	—	40,509,622

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Health Care	$—	$8,735,036	$—	$8,735,036
Industrials	—	4,996,913	—	4,996,913
Information Technology	—	5,224,718	—	5,224,718
Materials	—	1,506,016	—	1,506,016
Real Estate	—	304,113	—	304,113
Utilities	—	5,323,089	—	5,323,089
Futures	36,927	—	—	36,927
Mortgage-Backed Securities	—	3,169,074	—	3,169,074
Municipal Bonds	—	302,128	—	302,128
Short-Term Investments
Investment Companies	1,880,190	—	—	1,880,190
U.S. Treasury Obligations	—	246,173,539	—	246,173,539
U.S. Government Agency Securities	—	301,970,049	—	301,970,049
U.S. Treasury Obligations	—	133,550,970	—	133,550,970

Total Assets	$1,917,117	$842,539,137	$—	$844,456,254

Liabilities:
Futures	$(30,994)	$—	$—	$(30,994)

Total Liabilities	$(30,994)	$—	$—	$(30,994)

Total	$1,886,123	$842,539,137	$—	$844,425,260

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due from broker for futures variation margin, Net assets - Unrealized appreciation	$36,927	*

Total		$36,927

	Liability Derivatives
Interest rate contracts	Due to broker for futures variation margin, Net assets - Unrealized depreciation	$(30,994	)*

Total		$(30,994)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$(165,814)	$(165,814)

Total	$(165,814)	$(165,814)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$(196,584)	$(196,584)

Total	$(196,584)	$(196,584)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$105,772,000
Average notional value of contracts — short	57,638,000

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$177,666,047
Long-term U.S. government debt securities	49,011,198

$226,677,245

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$273,919,757
Long-term U.S. government debt securities	116,376,521

$390,296,278

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,660,476
Aggregate gross unrealized depreciation	(1,810,076)

Net unrealized appreciation	$2,850,400

Federal income tax cost of investments in securities and derivative instruments, if applicable	$841,574,860

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $841,398,305)	$844,419,327
Cash	13,883,251
Cash held as collateral at broker for futures	1,235,980
Dividends, interest and other receivables	6,440,567
Due from broker for futures variation margin	29,496
Receivable for Portfolio shares sold	11,123
Receivable for securities sold	732
Securities lending income receivable	626
Other assets	3,805

Total assets	866,024,907

LIABILITIES
Payable for securities purchased	3,442,763
Payable for return of collateral on securities loaned	1,880,190
Payable for Portfolio shares repurchased	364,047
Investment management fees payable	290,704
Distribution fees payable – Class IB	74,890
Administrative fees payable	65,474
Trustees’ fees payable	315
Accrued expenses	70,394

Total liabilities	6,188,777

Commitments and contingent liabilities^
NET ASSETS	$859,836,130

Net assets were comprised of:
Paid in capital	$870,174,818
Total distributable earnings (loss)	(10,338,688)

Net assets	$859,836,130

Class IB
Net asset value, offering and redemption price per share, $351,098,083 / 35,717,752 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.83

Class K
Net asset value, offering and redemption price per share, $508,738,047 / 51,415,707 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.89

(x)	Includes value of securities on loan of $1,840,301.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Interest	$38,112,802
Dividends	27,067
Securities lending (net)	3,799

Total income	38,143,668

EXPENSES
Investment management fees	3,961,975
Distribution fees – Class IB	927,473
Administrative fees	802,600
Professional fees	101,971
Printing and mailing expenses	62,524
Custodian fees	43,300
Trustees’ fees	30,527
Miscellaneous	38,577

Gross expenses	5,968,947
Less: Waiver from investment manager	(328,262)
Voluntarywaiver from investment manager	(114,272)

Net expenses	5,526,413

NET INVESTMENT INCOME (LOSS)	32,617,255

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	856,033
Futures contracts	(165,814)

Net realized gain (loss)	690,219

Change in unrealized appreciation (depreciation) on:
Investments in securities	4,787,520
Futures contracts	(196,584)

Net change in unrealized appreciation (depreciation)	4,590,936

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,281,155

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,898,410

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$32,617,255	$33,887,922
Net realized gain (loss)	690,219	611,793
Net change in unrealized appreciation (depreciation)	4,590,936	7,151,812

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	37,898,410	41,651,527

Distributions to shareholders:
Class IB	(13,105,111)	(13,928,789)
Class K	(19,682,253)	(21,205,119)

Total distributions to shareholders	(32,787,364)	(35,133,908)

Tax return of capital:
Class IB	(37,183)	—
Class K	(55,845)	—

Total tax return of capital	(93,028)	—

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 5,488,165 and 6,658,447 shares, respectively ]	54,970,084	66,170,812
Capital shares issued in reinvestment of dividends [ 1,339,646 and 1,425,263 shares, respectively ]	13,142,294	13,928,789
Capital shares repurchased [ (10,756,161) and (10,623,114) shares, respectively ]	(107,576,538)	(105,338,472)

Total Class IB transactions	(39,464,160)	(25,238,871)

Class K
Capital shares sold [ 5,304,783 and 9,865,779 shares, respectively ]	53,375,604	98,390,402
Capital shares issued in reinvestment of dividends [ 1,999,755 and 2,156,486 shares, respectively ]	19,738,098	21,205,119
Capital shares repurchased [ (12,534,816) and (6,831,045) shares, respectively ]	(125,700,778)	(68,273,663)

Total Class K transactions	(52,587,076)	51,321,858

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(92,051,236)	26,082,987

TOTAL INCREASE (DECREASE) IN NET ASSETS	(87,033,218)	32,600,606
NET ASSETS:
Beginning of year	946,869,348	914,268,742

End of year	$859,836,130	$946,869,348

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025		2024	2023	2022	2021
Net asset value, beginning of year	$9.80		$9.73	$9.57	$9.80	$9.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.35		0.34	0.23	0.04	0.02
Net realized and unrealized gain (loss)	0.06		0.09	0.19	(0.22)	(0.06)

Total from investment operations	0.41		0.43	0.42	(0.18)	(0.04)

Less distributions:
Dividends from net investment income	(0.38)		(0.36)	(0.26)	(0.05)	(0.04)
Tax return of capital	—	#	—	—	—	—

Total dividends and distributions	(0.38)		(0.36)	(0.26)	(0.05)	(0.04)

Net asset value, end of year	$9.83		$9.80	$9.73	$9.57	$9.80

Total return	4.17%		4.44%	4.35%	(1.83)%	(0.42)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$351,098		$388,412	$410,524	$462,874	$472,296
Ratio of expenses to average net assets:
After waivers (f)	0.77	%(i)	0.77%	0.77%	0.77%	0.79%
Before waivers (f)	0.82%		0.82%	0.82%	0.81%	0.80%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	3.53%		3.47%	2.33%	0.47%	0.19%
Before waivers (f)	3.48%		3.42%	2.28%	0.43%	0.18%
Portfolio turnover rate^	35%		41%	51%	50%	77%

	Year Ended December 31,
Class K	2025		2024	2023	2022	2021
Net asset value, beginning of year	$9.86		$9.79	$9.63	$9.86	$9.93

Income (loss) from investment operations:
Net investment income (loss) (e)	0.38		0.37	0.25	0.07	0.04
Net realized and unrealized gain (loss)	0.05		0.09	0.19	(0.23)	(0.05)

Total from investment operations	0.43		0.46	0.44	(0.16)	(0.01)

Less distributions:
Dividends from net investment income	(0.40)		(0.39)	(0.28)	(0.07)	(0.06)
Tax return of capital	—	#	—	—	—	—

Total dividends and distributions	(0.40)		(0.39)	(0.28)	(0.07)	(0.06)

Net asset value, end of year	$9.89		$9.86	$9.79	$9.63	$9.86

Total return	4.40%		4.67%	4.58%	(1.57)%	(0.09)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$508,738		$558,457	$503,744	$549,239	$711,060
Ratio of expenses to average net assets:
After waivers (f)	0.52	%(i)	0.52%	0.52%	0.52%	0.54%
Before waivers (f)	0.57%		0.57%	0.57%	0.56%	0.55%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	3.78%		3.72%	2.58%	0.68%	0.45%
Before waivers (f)	3.73%		3.67%	2.53%	0.64%	0.44%
Portfolio turnover rate^	35%		41%	51%	50%	77%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(i)	Includes voluntary waiver from investment manager of 0.01%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.6%)
Diversified Telecommunication Services (0.8%)
Anterix, Inc.*	4,730	$103,256
AST SpaceMobile, Inc., Class A(x)*	155,986	11,329,263
ATN International, Inc.	6,450	147,060
Bandwidth, Inc., Class A*	7,400	114,330
Cogent Communications Holdings, Inc.	15,982	344,572
Globalstar, Inc.*	16,206	989,214
IDT Corp., Class B	5,200	266,292
Liberty Latin America Ltd., Class A*	15,260	112,771
Liberty Latin America Ltd., Class C*	48,523	361,982
Lumen Technologies, Inc.*	330,630	2,568,995
Shenandoah Telecommunications Co.	24,728	285,856
Uniti Group, Inc.	51,427	360,503

		16,984,094

Entertainment (1.3%)
AMC Entertainment Holdings, Inc., Class A (x)*	145,060	226,294
Atlanta Braves Holdings, Inc., Class A (x)*	4,420	187,806
Atlanta Braves Holdings, Inc., Class C*	14,260	562,557
Cinemark Holdings, Inc.	40,640	944,474
CuriosityStream, Inc.	8,200	31,160
Eventbrite, Inc., Class A*	48,100	214,045
Gaia, Inc., Class A*	600	2,178
Golden Matrix Group, Inc. (x)*	5,780	4,629
IMAX Corp.*	16,240	600,230
Lionsgate Studios Corp.*	72,050	657,816
Madison Square Garden Entertainment Corp., Class A*	14,221	766,370
Marcus Corp. (The)	3,270	50,718
Playstudios, Inc.*	15,440	10,059
Reservoir Media, Inc.*	4,160	31,491
Sphere Entertainment Co.*	10,111	961,354
Starz Entertainment Corp.	4,803	56,195
Stubhub Holdings, Inc., Class A (x)*	368,055	4,979,784
TKO Group Holdings, Inc., Class A	70,714	14,779,226
Vivid Seats, Inc., Class A*	2,387	17,210

		25,083,596

Interactive Media & Services (0.9%)
Angi, Inc., Class A*	15,800	204,294
Arena Group Holdings, Inc. (The)(x)*	2,500	10,000
Bumble, Inc., Class A*	31,400	112,098
Cargurus, Inc., Class A*	28,564	1,095,429
Cars.com, Inc.*	24,620	300,364
EverQuote, Inc., Class A*	9,000	243,000
fuboTV, Inc.*	38,982	98,235
Getty Images Holdings, Inc. (x)*	31,390	42,062
Grindr, Inc.*	12,980	175,749
MediaAlpha, Inc., Class A*	14,060	182,077
Nextdoor Holdings, Inc.*	55,050	115,605
QuinStreet, Inc.*	19,950	286,681
Reddit, Inc., Class A*	52,371	12,038,522
Rumble, Inc. (x)*	28,700	181,384
Shutterstock, Inc.	2,600	49,660
Teads Holding Co. (x)*	9,700	6,828
Travelzoo*	1,000	7,120
TripAdvisor, Inc.*	42,400	617,344
TrueCar, Inc.*	43,110	97,429
Webtoon Entertainment, Inc. (x)*	6,500	84,695
Yelp, Inc., Class A*	22,710	690,157
Ziff Davis, Inc.*	15,500	544,825
ZipRecruiter, Inc., Class A*	29,100	113,490

		17,297,048

Media (0.5%)
Advantage Solutions, Inc.*	44,160	38,861
AMC Networks, Inc., Class A*	21,810	207,631
Boston Omaha Corp., Class A (x)*	7,510	92,899
Cable One, Inc.	2,160	243,756
EchoStar Corp., Class A (x)*	46,966	5,105,204
Emerald Holding, Inc.	5,870	26,239
Entravision Communications Corp., Class A	8,210	24,055
EW Scripps Co. (The), Class A*	38,625	154,114
Gambling.com Group Ltd.*	7,940	43,352
Gray Media, Inc.	34,230	165,673
Ibotta, Inc., Class A*	5,670	128,879
iHeartMedia, Inc., Class A*	53,250	221,520
John Wiley & Sons, Inc., Class A	14,310	438,315
Magnite, Inc.*	48,238	782,903
National CineMedia, Inc.	6,500	25,285
Newsmax, Inc., Class B (x)*	14,500	112,085
Nexxen International Ltd.*	3,300	21,582
Optimum Communications, Inc., Class A*	56,800	93,720
PubMatic, Inc., Class A*	15,200	134,824
Scholastic Corp.	6,270	185,780
Sinclair, Inc.	14,720	225,216
Stagwell, Inc., Class A*	41,500	202,935
TechTarget, Inc.*	17,500	94,500
TEGNA, Inc.	46,330	899,265
Thryv Holdings, Inc.*	8,380	50,699
USA TODAY Co., Inc.*	50,570	260,436

		9,979,728

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	25,100	116,966
Spok Holdings, Inc.	11,340	149,575
Telephone and Data Systems, Inc.	34,000	1,394,000

		1,660,541

Total Communication Services		71,005,007

Consumer Discretionary (9.7%)
Automobile Components (0.6%)
Adient plc*	30,670	587,944
American Axle & Manufacturing Holdings, Inc.*	16,730	107,239
Cooper-Standard Holdings, Inc.*	6,310	207,157
Dana, Inc.	38,380	911,909
Dorman Products, Inc.*	10,060	1,239,291
Fox Factory Holding Corp.*	16,800	287,448
Garrett Motion, Inc.	55,070	959,870
Gentherm, Inc.*	10,230	372,065
Goodyear Tire & Rubber Co. (The)*	92,076	806,586
Holley, Inc.*	13,930	57,531
LCI Industries	8,050	976,787
Motorcar Parts of America, Inc.*	630	7,774

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Patrick Industries, Inc.	11,925	$1,293,028
Phinia, Inc.	13,400	840,046
Solid Power, Inc. (x)*	64,590	274,508
Standard Motor Products, Inc.	9,700	357,445
Visteon Corp.	10,100	960,510
XPEL, Inc. (m)*	7,900	394,289

		10,641,427

Automobiles (0.0%)†
Livewire Group, Inc. (x)*	8,140	35,979
Winnebago Industries, Inc.	11,380	461,117

		497,096

Broadline Retail (0.1%)
Groupon, Inc.*	7,650	134,717
Kohl’s Corp.	39,700	810,277
Savers Value Village, Inc.*	15,360	143,462

		1,088,456

Distributors (0.0%)†
GigaCloud Technology, Inc., Class A*	8,770	344,485
Gold.com, Inc.	6,540	222,687
Weyco Group, Inc.	1,020	31,202

		598,374

Diversified Consumer Services (0.6%)
Adtalem Global Education, Inc.*	12,193	1,261,610
American Public Education, Inc.*	4,060	153,468
Carriage Services, Inc., Class A	7,040	297,792
Coursera, Inc.*	49,050	361,008
Driven Brands Holdings, Inc.*	22,890	339,230
European Wax Center, Inc., Class A*	35,820	128,952
Frontdoor, Inc.*	26,610	1,535,131
Graham Holdings Co., Class B	1,090	1,197,474
KinderCare Learning Cos., Inc.*	30,050	129,816
Laureate Education, Inc.*	42,400	1,427,608
Lincoln Educational Services Corp.*	9,370	226,285
Matthews International Corp., Class A	11,064	288,992
McGraw Hill, Inc.*	8,200	135,300
Mister Car Wash, Inc.*	27,370	152,177
Nerdy, Inc. (x)*	49,580	51,563
OneSpaWorld Holdings Ltd.	34,580	717,189
Perdoceo Education Corp.	23,770	697,174
Phoenix Education Partners, Inc.*	1,000	30,300
Strategic Education, Inc.	8,431	676,166
Stride, Inc.*	15,020	975,249
Udemy, Inc.*	26,300	153,855
Universal Technical Institute, Inc.*	14,400	376,272
Zspace, Inc. (x)*	15,700	7,395

		11,320,006

Hotels, Restaurants & Leisure (2.6%)
Accel Entertainment, Inc., Class A*	16,960	193,514
Bally’s Corp.*	2,600	42,952
Biglari Holdings, Inc., Class B*	570	189,485
BJ’s Restaurants, Inc.*	6,700	263,980
Bloomin’ Brands, Inc.	30,970	191,085
Brightstar Lottery plc	31,568	488,673
Brinker International, Inc.*	16,140	2,316,413
Cheesecake Factory, Inc. (The)(x)	16,830	849,578
Cracker Barrel Old Country Store, Inc. (x)	8,485	215,519
Dave & Buster’s Entertainment, Inc.*	11,300	183,173
Denny’s Corp.*	25,242	157,005
Dine Brands Global, Inc. (x)	6,920	222,409
El Pollo Loco Holdings, Inc.*	5,010	52,405
First Watch Restaurant Group, Inc.*	13,820	208,406
Genius Sports Ltd.*	836,710	9,220,544
Global Business Travel Group I (x)*	47,940	366,741
Golden Entertainment, Inc.	6,400	174,016
Hilton Grand Vacations, Inc.*	19,060	852,935
Inspired Entertainment, Inc.*	1,610	15,070
Jack in the Box, Inc.	7,550	143,072
Krispy Kreme, Inc. (x)	32,583	130,984
Kura Sushi USA, Inc., Class A*	4,890	255,894
Life Time Group Holdings, Inc.*	49,440	1,314,115
Lindblad Expeditions Holdings, Inc.*	13,360	192,651
Marriott Vacations Worldwide Corp.	8,800	507,672
Monarch Casino & Resort, Inc.	4,900	468,930
Nathan’s Famous, Inc.	500	46,785
Navan, Inc., Class A*	14,800	252,784
Papa John’s International, Inc.	13,066	502,910
Portillo’s, Inc., Class A*	20,630	93,660
Pursuit Attractions and Hospitality, Inc.*	6,280	211,510
RCI Hospitality Holdings, Inc. (x)	2,720	64,845
Red Rock Resorts, Inc., Class A	18,260	1,131,207
Rush Street Interactive, Inc.*	27,410	532,576
Sabre Corp.*	118,700	161,432
Serve Robotics, Inc. (x)*	16,800	174,384
Shake Shack, Inc., Class A*	14,070	1,142,062
Six Flags Entertainment Corp.*	34,835	534,369
Super Group SGHC Ltd.	56,770	678,401
Sweetgreen, Inc., Class A*	36,291	245,327
Target Hospitality Corp.*	14,580	116,786
United Parks & Resorts, Inc.*	10,110	366,993
Viking Holdings Ltd.*	173,508	12,390,206
Wingstop, Inc.	53,665	12,798,566
Xponential Fitness, Inc., Class A*	11,200	92,176

		50,754,200

Household Durables (1.6%)
Bassett Furniture Industries, Inc.	300	5,028
Beazer Homes USA, Inc.*	11,200	227,024
Cavco Industries, Inc.*	2,590	1,530,017
Century Communities, Inc.	10,350	614,273
Champion Homes, Inc.*	19,460	1,644,370
Cricut, Inc., Class A	13,830	68,459
Dream Finders Homes, Inc., Class A*	9,020	154,242
Ethan Allen Interiors, Inc.	5,610	128,132
Flexsteel Industries, Inc.	630	24,879
Green Brick Partners, Inc.*	12,010	752,547
Hamilton Beach Brands Holding Co., Class A	740	12,173
Helen of Troy Ltd.*	8,133	172,826
Hovnanian Enterprises, Inc., Class A*	1,720	167,769
Installed Building Products, Inc. (x)	8,030	2,082,902
KB Home	24,009	1,354,348
La-Z-Boy, Inc.	16,360	609,737
Legacy Housing Corp.*	3,660	71,443
Leggett & Platt, Inc.	48,600	534,600
LGI Homes, Inc.*	7,040	302,438

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
M/I Homes, Inc.*	8,540	$1,092,693
Meritage Homes Corp.	23,540	1,548,932
SharkNinja, Inc.*	137,795	15,419,260
Sonos, Inc.*	38,758	680,590
Taylor Morrison Home Corp., Class A*	33,700	1,983,919
Traeger, Inc.*	15,350	16,578
Tri Pointe Homes, Inc.*	27,330	860,075

		32,059,254

Leisure Products (0.2%)
Acushnet Holdings Corp.	9,690	773,456
Clarus Corp.	5,410	18,124
Escalade, Inc.	340	4,587
Funko, Inc., Class A*	8,080	27,472
JAKKS Pacific, Inc.	4,210	71,065
Johnson Outdoors, Inc., Class A	2,450	104,002
Latham Group, Inc.*	15,860	100,711
Malibu Boats, Inc., Class A*	9,700	273,637
Marine Products Corp.	2,250	19,710
MasterCraft Boat Holdings, Inc.*	5,840	110,434
Peloton Interactive, Inc., Class A*	129,190	795,810
Polaris, Inc. (x)	16,500	1,043,625
Smith & Wesson Brands, Inc.	11,000	108,570
Sturm Ruger & Co., Inc.	8,300	270,995
Topgolf Callaway Brands Corp.*	46,900	547,323

		4,269,521

Specialty Retail (2.4%)
1-800-Flowers.com, Inc., Class A (x)*	14,810	58,203
Abercrombie & Fitch Co., Class A*	16,420	2,066,785
Academy Sports & Outdoors, Inc.	23,430	1,170,563
Advance Auto Parts, Inc.	21,900	860,670
American Eagle Outfitters, Inc.	57,600	1,518,912
America’s Car-Mart, Inc.*	2,940	74,264
Arhaus, Inc., Class A*	17,770	199,202
Arko Corp.	27,380	124,305
Asbury Automotive Group, Inc.*	6,910	1,606,782
BARK, Inc.*	19,330	11,646
Barnes & Noble Education, Inc.*	3,200	29,408
Bed Bath & Beyond, Inc.*	16,500	90,090
Boot Barn Holdings, Inc.*	10,850	1,914,700
Buckle, Inc. (The)	11,600	619,672
Build-A-Bear Workshop, Inc.	3,570	218,734
Burlington Stores, Inc.*	27,358	7,902,358
Caleres, Inc.	5,100	62,067
Camping World Holdings, Inc., Class A	16,900	164,437
Citi Trends, Inc.*	1,580	65,665
Designer Brands, Inc., Class A (x)	8,570	63,675
EVgo, Inc., Class A*	46,000	133,860
Genesco, Inc.*	4,200	104,034
Group 1 Automotive, Inc.	4,217	1,658,546
Haverty Furniture Cos., Inc.	6,800	158,848
J Jill, Inc.	4,190	57,487
Lands’ End, Inc.*	10,810	156,961
MarineMax, Inc.*	6,500	157,495
Monro, Inc.	5,950	119,238
Murphy USA, Inc.	25,260	10,192,915
National Vision Holdings, Inc.*	25,561	659,985
OneWater Marine, Inc., Class A*	2,850	30,837
Outdoor Holding Co.*	18,420	31,498
Petco Health & Wellness Co., Inc., Class A*	25,760	72,386
RealReal, Inc. (The)*	36,380	574,077
Revolve Group, Inc., Class A*	14,400	434,736
RH*	43,140	7,728,531
Sally Beauty Holdings, Inc.*	39,980	570,115
Shoe Carnival, Inc.	2,490	42,031
Signet Jewelers Ltd.	12,350	1,023,568
Sleep Number Corp. (x)*	9,570	80,962
Sonic Automotive, Inc., Class A	6,020	372,397
Stitch Fix, Inc., Class A*	38,600	202,650
ThredUp, Inc., Class A*	28,270	180,645
Torrid Holdings, Inc. (x)*	17,190	16,819
Upbound Group, Inc.	20,530	360,507
Urban Outfitters, Inc.*	20,480	1,541,325
Victoria’s Secret & Co.*	22,380	1,212,325
Warby Parker, Inc., Class A*	35,800	780,082
Winmark Corp.	1,100	445,434
Zumiez, Inc.*	3,280	85,444

		48,007,876

Textiles, Apparel & Luxury Goods (1.6%)
Amer Sports, Inc.*	355,674	13,284,424
Capri Holdings Ltd.*	42,400	1,034,560
Carter’s, Inc.	13,000	421,590
Ermenegildo Zegna NV (x)	13,500	138,375
Figs, Inc., Class A*	46,400	527,104
G-III Apparel Group Ltd.	11,540	334,198
Kontoor Brands, Inc.	20,040	1,224,244
Movado Group, Inc.	7,660	157,949
On Holding AG, Class A*	278,005	12,921,673
Rocky Brands, Inc.	740	21,704
Steven Madden Ltd.	25,543	1,063,611
Superior Group of Cos., Inc.	1,130	10,938
Wolverine World Wide, Inc.	29,400	533,610

		31,673,980

Total Consumer Discretionary		190,910,190

Consumer Staples (1.6%)
Beverages (0.7%)
Celsius Holdings, Inc.*	267,290	12,225,845
MGP Ingredients, Inc.	5,400	131,220
National Beverage Corp.*	8,430	268,833
Vita Coco Co., Inc. (The)*	15,000	795,150
Zevia PBC, Class A*	28,820	66,862

		13,487,910

Consumer Staples Distribution & Retail (0.2%)
Andersons, Inc. (The)	9,700	515,749
Chefs’ Warehouse, Inc. (The)*	11,000	685,630
Grocery Outlet Holding Corp.*	34,500	348,450
HF Foods Group, Inc.*	9,920	21,328
Ingles Markets, Inc., Class A	6,200	425,010
Natural Grocers by Vitamin Cottage, Inc.	2,610	65,380
PriceSmart, Inc.	9,000	1,104,030
United Natural Foods, Inc.*	21,300	717,171
Village Super Market, Inc., Class A	2,600	92,027
Weis Markets, Inc.	5,800	371,722

		4,346,497

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Food Products (0.4%)
Alico, Inc.	1,960	$71,305
B&G Foods, Inc. (x)	27,870	119,841
Beyond Meat, Inc. (x)*	53,510	43,878
BRC, Inc., Class A*	39,800	44,178
Calavo Growers, Inc.	6,440	140,070
Cal-Maine Foods, Inc.	15,870	1,262,776
Dole plc	27,430	411,176
Forafric Global plc (x)*	1,020	11,250
Fresh Del Monte Produce, Inc.	12,400	441,812
Hain Celestial Group, Inc. (The)*	70,300	75,221
J & J Snack Foods Corp.	5,610	506,976
John B Sanfilippo & Son, Inc.	2,300	162,380
Lifeway Foods, Inc.*	3,170	76,809
Limoneira Co.	3,470	43,809
Mama’s Creations, Inc.*	11,200	151,088
Marzetti Co. (The)	7,080	1,164,094
Mission Produce, Inc.*	18,670	216,572
Seneca Foods Corp., Class A*	1,140	126,118
Simply Good Foods Co. (The)*	33,823	679,166
SunOpta, Inc.*	30,700	116,660
Tootsie Roll Industries, Inc.	6,400	234,432
TreeHouse Foods, Inc.*	15,950	376,260
Utz Brands, Inc.	23,600	244,968
Vital Farms, Inc.*	12,270	391,904
Westrock Coffee Co. (x)*	14,420	58,689

		7,171,432

Household Products (0.1%)
Central Garden & Pet Co.*	4,480	144,032
Central Garden & Pet Co., Class A*	17,507	511,029
Energizer Holdings, Inc.	14,000	278,460
Oil-Dri Corp. of America	3,520	172,269
Spectrum Brands Holdings, Inc.	8,500	502,180
WD-40 Co.	4,810	947,089

		2,555,059

Personal Care Products (0.1%)
Beauty Health Co. (The)*	82,610	114,828
Edgewell Personal Care Co.	17,480	298,034
FitLife Brands, Inc.*	200	3,254
Herbalife Ltd.*	36,100	465,329
Honest Co., Inc. (The)*	29,990	77,374
Interparfums, Inc.	4,140	351,196
Lifevantage Corp. (x)	1,000	6,160
Medifast, Inc. (x)*	9,820	104,878
Nature’s Sunshine Products, Inc.*	6,050	130,559
Nu Skin Enterprises, Inc., Class A	7,700	74,074
Olaplex Holdings, Inc.*	46,190	61,895
USANA Health Sciences, Inc.*	7,870	154,488
Waldencast plc, Class A (x)*	4,700	8,836

		1,850,905

Tobacco (0.1%)
Ispire Technology, Inc. (x)*	5,660	15,848
Turning Point Brands, Inc.	6,310	684,004
Universal Corp.	8,980	473,695

		1,173,547

Total Consumer Staples		30,585,350

Energy (2.9%)
Energy Equipment & Services (1.4%)
Archrock, Inc.	58,980	1,534,660
Atlas Energy Solutions, Inc.	25,950	244,449
Borr Drilling Ltd.(x)	80,000	322,400
Bristow Group, Inc., Class A*	7,973	291,971
Cactus, Inc., Class A	24,400	1,114,592
Core Laboratories, Inc.	11,880	190,436
DMC Global, Inc.*	13,020	87,104
Energy Services of America Corp.	2,000	16,340
Expro Group Holdings NV*	36,183	483,043
Flowco Holdings, Inc., Class A	7,900	148,046
Forum Energy Technologies, Inc.*	2,550	94,222
Helix Energy Solutions Group, Inc.*	55,600	348,612
Helmerich & Payne, Inc.	34,080	977,414
Innovex International, Inc.*	9,570	209,296
Kodiak Gas Services, Inc.	29,320	1,096,568
Liberty Energy, Inc., Class A	56,890	1,050,189
Mammoth Energy Services, Inc.*	4,760	8,806
Nabors Industries Ltd.*	5,400	293,220
National Energy Services Reunited Corp.*	21,900	342,954
Natural Gas Services Group, Inc.	2,560	86,144
Noble Corp. plc	45,821	1,293,985
Oceaneering International, Inc.*	33,440	803,563
Oil States International, Inc.*	29,710	201,137
Patterson-UTI Energy, Inc.	130,827	799,353
ProFrac Holding Corp., Class A (x)*	39,130	152,216
ProPetro Holding Corp.*	33,200	315,732
Ranger Energy Services, Inc., Class A	6,800	95,064
RPC, Inc.	16,095	87,557
SEACOR Marine Holdings, Inc.*	6,280	37,806
Seadrill Ltd.*	23,180	802,028
Select Water Solutions, Inc., Class A	34,860	366,727
Solaris Energy Infrastructure, Inc., Class A	12,810	588,876
TechnipFMC plc	202,630	9,029,193
TETRA Technologies, Inc.*	51,890	486,209
Tidewater, Inc.*	17,460	881,905
Transocean Ltd.*	322,020	1,329,943
Valaris Ltd.*	22,170	1,117,368

		27,329,128

Oil, Gas & Consumable Fuels (1.5%)
Ardmore Shipping Corp.	9,970	105,582
BKV Corp.*	5,200	141,180
California Resources Corp.	25,059	1,120,388
Calumet, Inc.*	25,100	498,737
Centrus Energy Corp., Class A (x)*	5,890	1,429,856
Clean Energy Fuels Corp.*	30,290	63,609
CNX Resources Corp.*	46,790	1,720,468
Comstock Resources, Inc.*	27,000	625,860
Core Natural Resources, Inc.	17,051	1,509,184
Crescent Energy Co., Class A	81,658	685,111
CVR Energy, Inc.*	10,800	274,752
Delek US Holdings, Inc.	20,880	619,301
DHT Holdings, Inc.	51,900	633,699
Diversified Energy Co.	17,950	259,916
Dorian LPG Ltd.	14,715	358,163
Empire Petroleum Corp. (x)*	1,752	5,326
Encore Energy Corp. (x)*	54,640	135,507

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Energy Fuels, Inc. (x)*	75,800	$1,102,132
Epsilon Energy Ltd.	2,600	12,064
Evolution Petroleum Corp.	7,090	25,099
Excelerate Energy, Inc., Class A	8,340	233,937
FLEX LNG Ltd.	10,400	259,480
FutureFuel Corp.	22,010	70,212
Golar LNG Ltd.	37,320	1,388,677
Granite Ridge Resources, Inc.	18,360	86,292
Green Plains, Inc.*	22,100	216,580
Gulfport Energy Corp.*	5,550	1,154,344
HighPeak Energy, Inc. (x)	16,490	78,163
International Seaways, Inc.	14,415	699,848
Kinetik Holdings, Inc., Class A	16,110	580,765
Kosmos Energy Ltd. (x)*	170,060	154,312
Magnolia Oil & Gas Corp., Class A	67,840	1,485,018
Murphy Oil Corp.	51,720	1,616,250
NACCO Industries, Inc., Class A	670	32,857
Navigator Holdings Ltd.	8,400	145,488
NextDecade Corp. (x)*	43,400	228,718
NextNRG, Inc. (x)*	900	1,305
Nordic American Tankers Ltd.	46,190	158,894
Northern Oil & Gas, Inc. (x)	32,100	689,187
OPAL Fuels, Inc., Class A*	1,900	4,474
Par Pacific Holdings, Inc.*	15,790	554,861
PBF Energy, Inc., Class A	28,524	773,571
Peabody Energy Corp.	41,400	1,229,580
Prairie Operating Co. (x)*	9,500	16,055
PrimeEnergy Resources Corp. (x)*	650	111,150
REX American Resources Corp.*	13,600	439,552
Riley Exploration Permian, Inc.	4,070	107,448
Sable Offshore Corp. (x)*	24,880	224,418
SandRidge Energy, Inc.	11,790	170,130
Scorpio Tankers, Inc.	17,790	904,266
SFL Corp. Ltd.	47,800	373,318
SM Energy Co.	41,250	771,375
Talos Energy, Inc.*	46,750	515,185
Teekay Corp. Ltd.	17,320	156,400
Teekay Tankers Ltd., Class A	9,170	489,861
Uranium Energy Corp.*	165,440	1,932,339
VAALCO Energy, Inc.	30,910	112,512
Verde Clean Fuels, Inc. (x)*	270	556
Vitesse Energy, Inc. (x)	10,750	207,045
W&T Offshore, Inc. (x)	90,230	147,075
World Kinect Corp.	22,260	521,552

		30,368,984

Total Energy		57,698,112

Financials (13.9%)
Banks (5.0%)
1st Source Corp.	6,535	408,372
ACNB Corp.	1,850	89,447
Amalgamated Financial Corp.	10,010	320,620
Amerant Bancorp, Inc., Class A	10,960	213,830
Ameris Bancorp	22,310	1,656,964
Ames National Corp.	1,280	29,389
Arrow Financial Corp.	4,365	137,061
Associated Banc-Corp.	58,680	1,511,597
Atlantic Union Bankshares Corp.	49,606	1,751,092
Axos Financial, Inc.*	18,880	1,626,701
Banc of California, Inc.	51,210	987,841
BancFirst Corp.	7,610	806,812
Bancorp, Inc. (The)*	15,470	1,044,534
Bank First Corp.	3,580	436,116
Bank of Hawaii Corp.	15,040	1,028,285
Bank of Marin Bancorp	5,260	136,813
Bank of NT Butterfield & Son Ltd. (The)	13,730	684,029
Bank7 Corp.	1,720	70,486
BankFinancial Corp.	260	3,120
BankUnited, Inc.	24,740	1,102,662
Bankwell Financial Group, Inc.	1,230	56,359
Banner Corp.	13,700	858,442
Bar Harbor Bankshares	2,290	71,104
BayCom Corp.	2,560	75,264
BCB Bancorp, Inc.	4,110	33,168
Beacon Financial Corp.	27,779	732,532
Blue Foundry Bancorp*	3,920	48,726
Blue Ridge Bankshares, Inc.	2,520	10,760
Bridgewater Bancshares, Inc.*	6,750	118,327
Burke & Herbert Financial Services Corp.	4,444	276,906
Business First Bancshares, Inc.	8,360	218,530
BV Financial, Inc.*	460	8,344
Byline Bancorp, Inc.	9,780	285,087
C&F Financial Corp.	120	8,711
Cadence Bank	67,753	2,902,539
California Bancorp	4,590	85,695
Camden National Corp.	5,055	219,286
Capital Bancorp, Inc.	2,700	76,059
Capital City Bank Group, Inc.	5,250	223,492
Capitol Federal Financial, Inc.	60,600	412,686
Carter Bankshares, Inc.*	6,680	131,329
Cathay General Bancorp	25,091	1,214,153
CB Financial Services, Inc.	160	5,578
Central Pacific Financial Corp.	8,730	272,027
CF Bankshares, Inc.	110	2,744
Chain Bridge Bancorp, Inc., Class A*	180	6,235
Chemung Financial Corp.	830	46,314
ChoiceOne Financial Services, Inc.	3,130	92,398
Citizens & Northern Corp.	5,970	120,415
Citizens Community Bancorp, Inc.	270	4,811
Citizens Financial Services, Inc.	680	38,774
City Holding Co.	5,540	660,368
Civista Bancshares, Inc.	5,330	118,433
CNB Financial Corp.	10,051	263,035
Coastal Financial Corp.*	4,290	491,591
Colony Bankcorp, Inc.	4,550	81,081
Columbia Financial, Inc.*	13,410	208,391
Community Financial System, Inc.	19,366	1,112,383
Community Trust Bancorp, Inc.	6,100	344,650
Community West Bancshares	3,550	79,875
ConnectOne Bancorp, Inc.	18,338	480,822
Customers Bancorp, Inc.*	10,800	789,696
CVB Financial Corp.	51,335	954,831
Dime Community Bancshares, Inc.	15,719	472,985
Eagle Bancorp Montana, Inc.	470	9,353
Eagle Bancorp, Inc.	12,230	261,967
Eagle Financial Services, Inc.	270	10,745
Eastern Bankshares, Inc.	79,040	1,456,707
ECB Bancorp, Inc.*	200	3,478
Enterprise Financial Services Corp.	12,634	682,236
Equity Bancshares, Inc., Class A	4,720	210,748
Esquire Financial Holdings, Inc.	2,550	260,279

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Farmers & Merchants Bancorp, Inc.	2,490	$61,553
Farmers National Banc Corp.	13,030	173,560
FB Bancorp, Inc.*	870	11,179
FB Financial Corp.	14,864	829,411
Fidelity D&D Bancorp, Inc.	630	27,424
Financial Institutions, Inc.	7,240	225,671
Finward Bancorp	80	2,815
Finwise Bancorp*	210	3,767
First Bancorp (Nasdaq Stock Exchange)	13,398	680,484
First Bancorp (New York Stock Exchange)	54,620	1,132,273
First Bancorp, Inc. (The)	4,340	114,750
First Bank	3,890	64,029
First Busey Corp.	29,935	712,154
First Business Financial Services, Inc.	1,800	97,740
First Capital, Inc.	70	4,144
First Commonwealth Financial Corp.	36,600	617,076
First Community Bankshares, Inc.	7,650	258,034
First Community Corp.	290	8,598
First Financial Bancorp	35,765	894,840
First Financial Bankshares, Inc.	48,240	1,440,929
First Financial Corp.	3,690	222,950
First Foundation, Inc.*	31,090	191,514
First Internet Bancorp	1,930	40,279
First Interstate BancSystem, Inc., Class A	30,784	1,065,126
First Merchants Corp.	20,730	776,960
First Mid Bancshares, Inc.	7,700	300,300
First National Corp.	260	6,562
First Savings Financial Group, Inc.	200	6,372
First United Corp.	210	7,862
First Western Financial, Inc.*	1,700	45,577
Firstsun Capital Bancorp*	840	31,613
Five Star Bancorp	5,990	214,322
Flagstar Bank NA	110,693	1,393,625
Flushing Financial Corp.	14,460	219,358
Franklin Financial Services Corp.	170	8,534
FS Bancorp, Inc.	1,170	48,169
Fulton Financial Corp.	68,260	1,319,466
FVCBankcorp, Inc.	2,065	28,724
GBank Financial Holdings, Inc. (x)*	1,250	42,362
German American Bancorp, Inc.	13,210	517,568
Glacier Bancorp, Inc.	45,360	1,998,108
Great Southern Bancorp, Inc.	2,340	144,050
Greene County Bancorp, Inc.	3,200	71,136
Hancock Whitney Corp.	28,882	1,839,206
Hanmi Financial Corp.	13,010	351,660
Hanover Bancorp, Inc.	130	3,004
Hawthorn Bancshares, Inc.	190	6,627
HBT Financial, Inc.	3,880	100,298
Heritage Commerce Corp.	34,910	419,269
Heritage Financial Corp.	15,266	361,041
Hilltop Holdings, Inc.	17,399	590,522
Hingham Institution For Savings (The)	260	73,830
Home Bancorp, Inc.	2,600	150,280
Home BancShares, Inc.	63,795	1,772,225
HomeTrust Bancshares, Inc.	8,350	358,549
Hope Bancorp, Inc.	44,585	488,652
Horizon Bancorp, Inc.	17,900	303,584
Independent Bank Corp.	6,600	214,698
Independent Bank Corp./MA	17,415	1,272,688
International Bancshares Corp.	20,600	1,368,664
Investar Holding Corp.	1,400	37,408
John Marshall Bancorp, Inc.	1,710	34,183
Kearny Financial Corp.	28,655	212,334
Lakeland Financial Corp.	10,455	596,562
Landmark Bancorp, Inc. (x)	177	4,636
LCNB Corp.	2,130	34,911
LINKBANCORP, Inc.	2,000	16,520
Live Oak Bancshares, Inc.	12,400	425,940
MainStreet Bancshares, Inc.	260	5,294
Mechanics Bancorp	15,560	227,643
Mercantile Bank Corp.	5,840	280,904
Meridian Corp.	420	7,384
Metrocity Bankshares, Inc.	6,660	176,756
Metropolitan Bank Holding Corp.	3,540	270,314
Mid Penn Bancorp, Inc.	6,350	196,977
Middlefield Banc Corp.	940	32,468
Midland States Bancorp, Inc.	10,170	215,299
MidWestOne Financial Group, Inc.	6,750	259,875
MVB Financial Corp.	2,520	65,092
National Bank Holdings Corp., Class A	14,100	535,941
National Bankshares, Inc.	1,120	37,554
NB Bancorp, Inc.	15,975	316,624
NBT Bancorp, Inc.	18,655	774,556
Nicolet Bankshares, Inc.	4,800	582,240
Northeast Bank	2,440	253,589
Northeast Community Bancorp, Inc.	3,880	87,727
Northfield Bancorp, Inc.	16,890	193,053
Northpointe Bancshares, Inc.	900	15,102
Northrim Bancorp, Inc.	7,600	202,236
Northwest Bancshares, Inc.	56,393	676,716
Norwood Financial Corp. (x)	1,540	43,197
Oak Valley Bancorp	1,110	33,367
OceanFirst Financial Corp.	24,343	436,957
OFG Bancorp	17,560	719,609
Ohio Valley Banc Corp.	100	3,998
Old National Bancorp	125,616	2,802,493
Old Second Bancorp, Inc.	15,690	305,955
OP Bancorp	670	9,460
Orange County Bancorp, Inc.	2,240	63,952
Origin Bancorp, Inc.	10,870	408,821
Orrstown Financial Services, Inc.	6,950	246,169
Park National Corp.	5,220	794,380
Parke Bancorp, Inc.	1,760	44,070
Pathward Financial, Inc.	8,340	592,140
Patriot National Bancorp, Inc. (x)*	12,780	23,260
PCB Bancorp	2,110	45,681
Peapack-Gladstone Financial Corp.	6,090	169,606
Peoples Bancorp of North Carolina, Inc.	450	16,290
Peoples Bancorp, Inc.	13,004	390,510
Peoples Financial Services Corp.	1,320	64,297
Pioneer Bancorp, Inc.*	1,540	20,759
Plumas Bancorp	850	37,986
Ponce Financial Group, Inc.*	4,030	65,891
Preferred Bank	4,900	462,707
Primis Financial Corp.	7,690	106,968
Princeton Bancorp, Inc.	920	31,915
Provident Financial Services, Inc.	48,105	950,074
QCR Holdings, Inc.	5,800	483,140

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
RBB Bancorp	4,520	$93,293
Red River Bancshares, Inc.	1,200	85,716
Renasant Corp.	31,820	1,120,700
Republic Bancorp, Inc., Class A	3,180	219,388
Rhinebeck Bancorp, Inc.*	240	2,885
Richmond Mutual Bancorp, Inc. (x)	580	8,143
Riverview Bancorp, Inc.	1,310	6,576
S&T Bancorp, Inc.	14,209	559,124
SB Financial Group, Inc.	260	5,790
Seacoast Banking Corp. of Florida	31,385	986,117
ServisFirst Bancshares, Inc.	19,300	1,385,547
Shore Bancshares, Inc.	7,105	125,616
Sierra Bancorp	4,610	150,655
Simmons First National Corp., Class A	49,819	939,088
SmartFinancial, Inc.	5,360	198,266
Sound Financial Bancorp, Inc.	60	2,618
South Plains Financial, Inc.	3,620	140,456
Southern First Bancshares, Inc.*	1,690	87,069
Southern Missouri Bancorp, Inc.	3,250	192,140
Southside Bancshares, Inc.	14,736	447,827
SR Bancorp, Inc. (x)	710	11,175
Stellar Bancorp, Inc.	17,384	537,861
Sterling Bancorp, Inc. (r)*	1,320	—
Stock Yards Bancorp, Inc.	9,010	585,200
Texas Capital Bancshares, Inc.*	17,070	1,545,518
Third Coast Bancshares, Inc.*	3,800	144,438
Timberland Bancorp, Inc.	1,260	45,108
Tompkins Financial Corp.	4,561	330,764
Towne Bank	28,909	964,693
TriCo Bancshares	10,782	510,743
Triumph Financial, Inc.*	9,000	563,670
TrustCo Bank Corp.	6,930	286,417
Trustmark Corp.	18,190	708,500
UMB Financial Corp.	26,480	3,046,259
Union Bankshares, Inc.	100	2,373
United Bankshares, Inc.	51,582	1,980,749
United Community Banks, Inc.	45,700	1,426,754
United Security Bancshares	270	2,719
Unity Bancorp, Inc.	2,260	116,887
Univest Financial Corp.	11,100	363,414
USCB Financial Holdings, Inc.	2,670	49,181
Valley National Bancorp	169,079	1,974,843
Virginia National Bankshares Corp.	890	35,467
WaFd, Inc.	29,008	929,126
Washington Trust Bancorp, Inc.	8,490	250,879
WesBanco, Inc.	33,598	1,116,798
West Bancorp, Inc.	6,010	133,362
Westamerica Bancorp	9,650	461,560
Western New England Bancorp, Inc.	840	10,601
WSFS Financial Corp.	19,101	1,055,139

		99,488,687

Capital Markets (3.0%)
Acadian Asset Management, Inc.	7,808	366,976
AlTi Global, Inc. (x)*	9,060	42,038
Artisan Partners Asset Management, Inc., Class A	22,740	926,428
Bakkt Holdings, Inc., Class A (x)*	3,800	38,152
BGC Group, Inc., Class A	133,260	1,190,012
Cohen & Steers, Inc.	9,166	575,441
Diamond Hill Investment Group, Inc.	1,360	230,520
DigitalBridge Group, Inc.	60,275	924,618
Donnelley Financial Solutions, Inc.*	9,220	430,482
GCM Grosvenor, Inc., Class A	10,360	117,275
Marex Group plc	19,300	740,348
MarketWise, Inc.	785	11,791
Miami International Holdings, Inc. (x)*	8,200	363,916
Moelis & Co., Class A	26,090	1,793,427
Open Lending Corp.*	46,160	71,548
P10, Inc., Class A	14,850	145,679
Patria Investments Ltd., Class A	20,850	331,306
Perella Weinberg Partners, Class A	18,370	317,801
Piper Sandler Cos.	6,460	2,194,527
PJT Partners, Inc., Class A	86,094	14,394,917
Siebert Financial Corp.*	1,700	5,967
Silvercrest Asset Management Group, Inc., Class A	2,600	39,494
StepStone Group, Inc., Class A	25,030	1,606,175
Stifel Financial Corp.	115,845	14,506,111
StoneX Group, Inc.*	17,003	1,617,495
TPG, Inc., Class A	205,179	13,098,627
Value Line, Inc.	510	19,599
Victory Capital Holdings, Inc., Class A	16,110	1,016,380
Virtus Investment Partners, Inc.	2,585	421,743
Webull Corp.*	94,600	735,042
Westwood Holdings Group, Inc.	400	6,884
WisdomTree, Inc. (x)	39,000	475,410

		58,756,129

Consumer Finance (1.6%)
Atlanticus Holdings Corp.*	2,300	153,985
Bread Financial Holdings, Inc.	18,200	1,347,346
Consumer Portfolio Services, Inc.*	2,850	26,591
Dave, Inc.*	3,400	752,794
Encore Capital Group, Inc.*	7,180	390,233
Enova International, Inc.*	8,820	1,386,504
Figure Technology Solutions, Inc., Class A (x)*	170,961	6,982,047
FirstCash Holdings, Inc.	94,353	15,037,981
Green Dot Corp., Class A*	17,660	226,225
LendingClub Corp.*	38,200	723,508
LendingTree, Inc.*	3,600	191,124
Medallion Financial Corp.	1,870	19,242
Navient Corp.	35,497	461,461
Nelnet, Inc., Class A	3,830	509,237
NerdWallet, Inc., Class A*	9,600	130,080
OppFi, Inc.	11,320	118,407
PRA Group, Inc.*	17,960	317,712
PROG Holdings, Inc.	11,960	352,700
Regional Management Corp.	2,230	86,413
Upstart Holdings, Inc. (x)*	30,640	1,339,887
World Acceptance Corp.*	820	115,120

		30,668,597

Financial Services (2.1%)
Acacia Research Corp.*	15,010	56,137
Affirm Holdings, Inc., Class A*	176,373	13,127,442
Alerus Financial Corp.	3,160	71,163
Banco Latinoamericano de Comercio Exterior SA, Class E	10,240	456,704

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Better Home & Finance Holding Co.*	1,000	$32,580
Burford Capital Ltd.	76,550	682,826
Cannae Holdings, Inc.	17,720	278,736
Cantaloupe, Inc.*	15,310	162,592
Cass Information Systems, Inc.	3,353	139,217
Chime Financial, Inc., Class A (x)*	294,597	7,415,006
Compass Diversified Holdings	22,320	107,136
Enact Holdings, Inc.	9,390	372,220
Essent Group Ltd.	31,940	2,076,419
Evertec, Inc.	22,336	649,754
Federal Agricultural Mortgage Corp., Class C	3,020	530,221
Finance of America Cos., Inc., Class A*	700	16,947
Flywire Corp.*	46,137	653,300
HA Sustainable Infrastructure Capital, Inc.	42,950	1,349,919
International Money Express, Inc.*	9,120	140,083
Jackson Financial, Inc., Class A	24,060	2,565,999
loanDepot, Inc., Class A*	7,800	16,146
Marqeta, Inc., Class A*	140,060	665,285
Merchants Bancorp	9,410	320,505
NCR Atleos Corp.*	27,560	1,050,312
NewtekOne, Inc.	12,300	139,605
NMI Holdings, Inc., Class A*	26,520	1,081,751
Onity Group, Inc.*	1,790	81,964
Pagseguro Digital Ltd., Class A	54,750	527,790
Payoneer Global, Inc.*	98,700	554,694
Paysafe Ltd. (x)*	13,804	111,674
Paysign, Inc.*	16,730	86,159
PennyMac Financial Services, Inc.	10,610	1,398,822
Priority Technology Holdings, Inc.*	13,010	70,905
Radian Group, Inc.	47,606	1,713,340
Remitly Global, Inc.*	54,186	747,767
Repay Holdings Corp., Class A*	31,500	114,975
Security National Financial Corp., Class A*	525	4,730
Sezzle, Inc. (x)*	4,980	316,106
StoneCo Ltd., Class A*	87,640	1,296,196
SWK Holdings Corp.	1,010	17,372
Triller Group, Inc. (x)*	4,700	150
Velocity Financial, Inc.*	4,810	99,856
Walker & Dunlop, Inc.	11,370	683,905
Waterstone Financial, Inc.	4,770	78,944

		42,063,354

Insurance (1.8%)
Abacus Global Management, Inc.	8,900	76,095
Accelerant Holdings, Class A (x)*	237,853	3,888,897
American Coastal Insurance Corp.	11,560	146,003
American Integrity Insurance Group, Inc.*	1,500	31,245
AMERISAFE, Inc.	8,790	337,624
Ategrity Specialty Holdings LLC*	1,600	33,616
Baldwin Insurance Group, Inc. (The), Class A*	24,350	585,130
Bowhead Specialty Holdings, Inc.*	5,700	162,678
Citizens, Inc., Class A (x)*	3,500	16,905
CNO Financial Group, Inc.	31,710	1,346,724
Crawford & Co., Class A	9,850	110,813
Donegal Group, Inc., Class A	6,660	133,067
eHealth, Inc.*	5,100	23,460
Employers Holdings, Inc.	8,781	379,076
F&G Annuities & Life, Inc.	6,980	215,333
Fidelis Insurance Holdings Ltd.	22,060	431,714
Genworth Financial, Inc., Class A*	137,538	1,241,968
GoHealth, Inc., Class A*	3,210	6,902
Goosehead Insurance, Inc., Class A	8,260	608,349
Greenlight Capital Re Ltd., Class A*	8,176	119,206
Hamilton Insurance Group Ltd., Class B*	14,860	414,594
HCI Group, Inc.	3,700	709,253
Heritage Insurance Holdings, Inc.*	8,190	239,639
Hippo Holdings, Inc.*	5,675	170,704
Horace Mann Educators Corp.	13,360	616,965
Investors Title Co.	930	232,165
James River Group Holdings, Inc.	28,410	180,688
Kestrel Group Ltd. (x)	1,329	13,609
Kingstone Cos., Inc.	3,900	65,637
Kingsway Financial Services, Inc.*	5,280	71,016
Kinsale Capital Group, Inc.	28,012	10,956,053
Lemonade, Inc.*	21,000	1,494,780
MBIA, Inc.*	25,900	185,444
Mercury General Corp.	9,700	912,382
NI Holdings, Inc.*	5,020	66,766
Octave Specialty Group, Inc.*	19,430	151,165
Oscar Health, Inc., Class A*	63,780	916,519
Palomar Holdings, Inc.*	9,480	1,277,525
ProAssurance Corp.*	18,100	437,296
Root, Inc., Class A*	3,880	280,252
Safety Insurance Group, Inc.	5,424	422,584
Selective Insurance Group, Inc.	21,440	1,793,885
Selectquote, Inc.*	35,549	50,124
SiriusPoint Ltd.*	36,000	788,040
Skyward Specialty Insurance Group, Inc.*	14,190	725,251
Slide Insurance Holdings, Inc.*	1,700	33,116
Stewart Information Services Corp.	9,490	666,767
Tiptree, Inc., Class A	8,570	156,574
Trupanion, Inc.*	13,560	506,737
United Fire Group, Inc.	7,190	261,356
Universal Insurance Holdings, Inc.	8,450	285,610

		34,977,301

Mortgage Real Estate Investment Trusts (REITs) (0.4%)
ACRES Commercial Realty Corp. (REIT)*	600	12,804
Adamas Trust, Inc. (REIT)	25,860	188,778
Advanced Flower Capital, Inc. (REIT)	16,840	47,994
Angel Oak Mortgage REIT, Inc. (REIT)	8,260	71,119
Apollo Commercial Real Estate Finance, Inc. (REIT)	48,388	468,396
Arbor Realty Trust, Inc. (REIT) (x)	62,990	488,802
Ares Commercial Real Estate Corp. (REIT) (x)	38,980	186,324
ARMOUR Residential REIT, Inc. (REIT) (x)	35,587	629,534
Blackstone Mortgage Trust, Inc. (REIT), Class A	46,800	895,284
BrightSpire Capital, Inc. (REIT), Class A	47,630	266,728

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Chicago Atlantic Real Estate Finance, Inc. (REIT)	10,050	$123,213
Chimera Investment Corp. (REIT)	28,066	348,860
Claros Mortgage Trust, Inc. (REIT)*	59,700	182,682
Dynex Capital, Inc. (REIT)	45,810	641,798
Ellington Financial, Inc. (REIT)	27,810	377,660
Franklin BSP Realty Trust, Inc. (REIT)	30,600	306,918
Invesco Mortgage Capital, Inc. (REIT) (x)	26,389	221,931
KKR Real Estate Finance Trust, Inc. (REIT)	18,800	154,536
Ladder Capital Corp. (REIT)	37,467	411,762
Lument Finance Trust, Inc. (REIT) (x)	2,900	4,089
MFA Financial, Inc. (REIT)	38,105	354,758
Nexpoint Real Estate Finance, Inc. (REIT)	4,460	62,797
Orchid Island Capital, Inc. (REIT) (x)	54,210	390,312
PennyMac Mortgage Investment Trust (REIT)	28,873	362,356
Ready Capital Corp. (REIT) (x)	66,972	145,999
Redwood Trust, Inc. (REIT)	57,300	316,869
Rithm Property Trust, Inc. (REIT)	750	12,435
Seven Hills Realty Trust (REIT)	2,680	23,852
Sunrise Realty Trust, Inc. (REIT)	6,246	58,900
TPG Mortgage Investment Trust, Inc. (REIT)	12,020	102,410
TPG RE Finance Trust, Inc. (REIT)	21,380	184,082
Two Harbors Investment Corp. (REIT)	31,505	330,803

		8,374,785

Total Financials		274,328,853

Health Care (20.3%)
Biotechnology (10.6%)
4D Molecular Therapeutics, Inc.*	18,210	136,575
Abeona Therapeutics, Inc. (x)*	8,960	47,219
Absci Corp. (x)*	55,020	192,020
ACADIA Pharmaceuticals, Inc.*	45,320	1,210,497
Actuate Therapeutics, Inc.*	940	5,753
ADC Therapeutics SA*	16,530	58,351
ADMA Biologics, Inc.*	80,740	1,472,698
Agios Pharmaceuticals, Inc.*	20,370	554,471
Akebia Therapeutics, Inc.*	78,660	126,643
Aldeyra Therapeutics, Inc.*	35,440	183,579
Alector, Inc.*	36,880	57,533
Alkermes plc*	57,620	1,612,208
Allogene Therapeutics, Inc.*	106,637	146,093
Altimmune, Inc.*	23,570	85,088
Amicus Therapeutics, Inc.*	105,789	1,506,435
AnaptysBio, Inc.*	7,730	374,750
Anavex Life Sciences Corp.*	38,020	135,351
Anika Therapeutics, Inc.*	7,250	69,672
Annexon, Inc.*	49,280	247,386
Apogee Therapeutics, Inc.*	96,643	7,294,614
Arbutus Biopharma Corp.*	54,260	260,991
Arcellx, Inc.*	12,170	793,484
Arcturus Therapeutics Holdings, Inc. (x)*	10,200	62,526
Arcus Biosciences, Inc.*	27,250	649,367
Arcutis Biotherapeutics, Inc.*	40,580	1,178,443
Ardelyx, Inc.*	81,640	475,961
ArriVent Biopharma, Inc. (x)*	10,580	212,870
Arrowhead Pharmaceuticals, Inc.*	45,980	3,052,612
ARS Pharmaceuticals, Inc. (x)*	22,750	265,037
Ascendis Pharma A/S (ADR)*	21,795	4,647,566
aTyr Pharma, Inc. (x)*	27,600	21,614
Aura Biosciences, Inc.*	15,780	86,001
Aurinia Pharmaceuticals, Inc.*	41,040	654,588
Avidity Biosciences, Inc.*	40,100	2,892,413
Avita Medical, Inc. (x)*	8,730	30,119
Beam Therapeutics, Inc.*	32,820	909,770
Benitec Biopharma, Inc.*	1,040	14,009
Bicara Therapeutics, Inc.*	7,530	126,730
BioCryst Pharmaceuticals, Inc.*	77,400	603,720
Biohaven Ltd.*	28,680	323,797
Bridgebio Pharma, Inc.*	194,685	14,891,456
Bright Minds Biosciences, Inc.*	190	14,828
Candel Therapeutics, Inc. (x)*	25,630	144,810
Capricor Therapeutics, Inc.*	13,340	384,992
Cardiff Oncology, Inc. (x)*	18,550	52,125
CareDx, Inc.*	16,490	310,672
Cartesian Therapeutics, Inc. (x)*	4,437	31,991
Catalyst Pharmaceuticals, Inc.*	42,700	996,618
Celcuity, Inc.*	10,580	1,055,249
Celldex Therapeutics, Inc.*	22,630	614,631
CG oncology, Inc.*	138,007	5,730,051
Cidara Therapeutics, Inc.*	6,790	1,499,843
Cogent Biosciences, Inc.*	46,590	1,654,877
Coherus Oncology, Inc. (x)*	79,950	113,529
Compass Therapeutics, Inc.*	34,720	186,446
Corvus Pharmaceuticals, Inc.*	8,560	65,912
CRISPR Therapeutics AG (x)*	30,140	1,580,542
Cullinan Therapeutics, Inc.*	19,420	200,997
Cytokinetics, Inc.*	39,650	2,519,361
Day One Biopharmaceuticals, Inc.*	23,590	219,859
Denali Therapeutics, Inc.*	323,869	5,347,077
Design Therapeutics, Inc.*	13,910	130,476
DiaMedica Therapeutics, Inc. (x)*	1,340	10,666
Dianthus Therapeutics, Inc.*	9,130	376,247
Disc Medicine, Inc.*	8,190	650,368
Dynavax Technologies Corp.*	29,690	456,632
Dyne Therapeutics, Inc.*	39,140	765,578
Editas Medicine, Inc.*	62,920	128,986
Eledon Pharmaceuticals, Inc.*	2,330	3,518
Emergent BioSolutions, Inc.*	19,020	235,087
Enanta Pharmaceuticals, Inc.*	11,810	186,244
Entrada Therapeutics, Inc.*	7,110	73,091
Erasca, Inc.*	77,210	287,221
Fate Therapeutics, Inc.*	78,160	76,800
Fennec Pharmaceuticals, Inc.*	4,970	38,269
Foghorn Therapeutics, Inc.*	7,520	40,608
Geron Corp.*	219,980	290,374
Gossamer Bio, Inc.*	68,070	211,017
GRAIL, Inc.*	11,110	950,905
Greenwich Lifesciences, Inc. (x)*	740	15,547
Gyre Therapeutics, Inc. (x)*	7,540	53,232
Halozyme Therapeutics, Inc.*	116,856	7,864,409
Heron Therapeutics, Inc. (x)*	77,480	100,724
Humacyte, Inc. (x)*	48,130	46,229
Ideaya Biosciences, Inc.*	28,550	986,973
ImmunityBio, Inc. (x)*	83,760	165,845
Immunome, Inc. (x)*	32,460	697,241
Immunovant, Inc.*	24,290	617,452

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Inhibikase Therapeutics, Inc.*	1,440	$2,952
Inhibrx Biosciences, Inc. (x)*	3,190	252,010
Inmune Bio, Inc. (x)*	9,660	15,070
Insmed, Inc.*	111,290	19,368,912
Intellia Therapeutics, Inc. (x)*	36,800	330,832
Iovance Biotherapeutics, Inc. (x)*	95,920	261,862
Ironwood Pharmaceuticals, Inc., Class A*	77,280	260,434
Jade Biosciences, Inc.	16,033	247,389
Janux Therapeutics, Inc.*	10,710	147,798
KalVista Pharmaceuticals, Inc. (x)*	13,410	216,571
Keros Therapeutics, Inc.*	11,260	229,254
Kodiak Sciences, Inc.*	10,890	304,484
Korro Bio, Inc. (x)*	2,940	23,549
Krystal Biotech, Inc.*	8,810	2,172,017
Kura Oncology, Inc.*	26,400	274,296
Kymera Therapeutics, Inc.*	87,826	6,833,741
Larimar Therapeutics, Inc.*	28,980	110,414
Legend Biotech Corp. (ADR)*	120,658	2,623,105
Lexeo Therapeutics, Inc.*	21,860	217,070
Madrigal Pharmaceuticals, Inc.*	6,700	3,901,678
MannKind Corp.*	96,800	548,856
MeiraGTx Holdings plc*	17,720	140,874
MiMedx Group, Inc.*	49,500	335,115
Mineralys Therapeutics, Inc.*	14,030	509,149
Mirum Pharmaceuticals, Inc.*	14,990	1,184,060
Monopar Therapeutics, Inc.*	280	18,284
Monte Rosa Therapeutics, Inc.*	24,740	387,923
Myriad Genetics, Inc.*	29,370	180,625
Natera, Inc.*	56,221	12,879,669
Neurocrine Biosciences, Inc.*	80,376	11,399,728
Neurogene, Inc. (x)*	2,930	60,358
Newamsterdam Pharma Co. NV*	99,363	3,485,654
Nkarta, Inc.*	33,350	61,697
Novavax, Inc. (x)*	53,960	362,611
Nurix Therapeutics, Inc.*	34,720	658,638
Nuvalent, Inc., Class A*	71,929	7,235,338
Nuvectis Pharma, Inc.*	980	7,399
Olema Pharmaceuticals, Inc.*	25,230	630,750
Organogenesis Holdings, Inc., Class A*	28,100	145,558
ORIC Pharmaceuticals, Inc.*	23,780	194,520
Oruka Therapeutics, Inc.*	13,370	405,245
Palvella Therapeutics, Inc. (x)*	2,510	262,722
PDL BioPharma, Inc. (r)*	73,900	—
Perspective Therapeutics, Inc.*	34,730	95,507
Praxis Precision Medicines, Inc.*	7,800	2,298,972
Precigen, Inc.*	52,860	220,955
Prime Medicine, Inc.*	22,760	78,977
Protagonist Therapeutics, Inc.*	20,800	1,816,672
Protalix BioTherapeutics, Inc.*	5,860	10,548
Protara Therapeutics, Inc.*	2,510	13,378
Prothena Corp. plc*	19,760	188,708
PTC Therapeutics, Inc.*	26,570	2,018,257
Puma Biotechnology, Inc.*	6,900	41,055
Recursion Pharmaceuticals, Inc., Class A (x)*	123,655	505,749
REGENXBIO, Inc.*	18,700	269,280
Relay Therapeutics, Inc.*	37,500	317,250
Replimune Group, Inc.*	18,280	177,682
Rezolute, Inc.*	27,730	65,443
Rhythm Pharmaceuticals, Inc.*	83,890	8,979,586
Rigel Pharmaceuticals, Inc.*	7,629	326,750
Rocket Pharmaceuticals, Inc.*	51,940	182,309
Sana Biotechnology, Inc.*	57,240	232,967
Savara, Inc.*	49,430	298,063
Scholar Rock Holding Corp.*	28,140	1,239,567
SELLAS Life Sciences Group, Inc. (x)*	24,980	94,175
Sionna Therapeutics, Inc.*	5,560	228,738
Soleno Therapeutics, Inc.*	14,630	677,369
Solid Biosciences, Inc.*	29,750	167,790
Spyre Therapeutics, Inc.*	23,870	781,981
Stoke Therapeutics, Inc.*	14,010	444,677
Syndax Pharmaceuticals, Inc.*	31,390	659,504
Tango Therapeutics, Inc. (x)*	25,490	225,841
Taysha Gene Therapies, Inc.*	60,470	332,585
Tectonic Therapeutic, Inc. (x)*	1,720	35,879
Tevogen Bio Holdings, Inc.*	10,910	3,612
TG Therapeutics, Inc.*	52,890	1,576,651
Tonix Pharmaceuticals Holding Corp.*	5,360	83,723
Travere Therapeutics, Inc.*	30,180	1,153,178
TriSalus Life Sciences, Inc. (x)*	580	4,048
TuHURA Biosciences, Inc.*	2,570	1,945
Twist Bioscience Corp.*	20,373	646,232
Tyra Biosciences, Inc.*	12,060	317,057
Upstream Bio, Inc. (x)*	10,140	275,301
UroGen Pharma Ltd. (x)*	13,930	326,241
Vanda Pharmaceuticals, Inc.*	35,543	313,489
Vaxcyte, Inc.*	39,040	1,801,306
Vera Therapeutics, Inc., Class A*	105,689	5,352,091
Veracyte, Inc.*	28,100	1,183,010
Verastem, Inc.*	17,050	131,626
Vericel Corp.*	16,440	592,004
Vir Biotechnology, Inc.*	33,400	201,402
Viridian Therapeutics, Inc.*	27,680	861,402
Voyager Therapeutics, Inc.*	28,520	112,084
Xencor, Inc.*	24,440	374,176
Xenon Pharmaceuticals, Inc.*	136,918	6,136,665
XOMA Royalty Corp.*	2,000	53,180
Zenas Biopharma, Inc.*	7,410	269,057
Zymeworks, Inc.*	20,200	531,866

		210,069,930

Health Care Equipment & Supplies (3.2%)
Accuray, Inc.*	27,820	22,940
Acme United Corp. (x)	150	6,047
Alphatec Holdings, Inc.*	41,540	874,002
AngioDynamics, Inc.*	11,840	152,026
Anteris Technologies Global Corp.*	2,300	11,477
Artivion, Inc.*	14,600	665,906
AtriCure, Inc.*	314,304	12,433,866
Avanos Medical, Inc.*	12,200	137,006
Axogen, Inc.*	16,580	542,663
Beta Bionics, Inc.*	10,900	332,123
Bioventus, Inc., Class A*	6,920	51,485
Butterfly Network, Inc., Class A*	67,900	258,020
Ceribell, Inc.*	7,200	157,896
Cerus Corp.*	64,090	132,025
ClearPoint Neuro, Inc.*	9,400	128,592
CONMED Corp.	10,111	410,507
CVRx, Inc.*	11,480	81,508
Delcath Systems, Inc.*	5,300	53,530

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Electromed, Inc.*	600	$17,472
Embecta Corp.	20,900	248,292
Enovis Corp.*	20,800	554,112
Glaukos Corp.*	149,641	16,895,965
Haemonetics Corp.*	16,670	1,336,100
ICU Medical, Inc.*	8,190	1,168,467
Inogen, Inc.*	20,320	136,550
Integer Holdings Corp.*	12,370	970,179
Integra LifeSciences Holdings Corp.*	26,180	325,156
iRadimed Corp.	3,650	355,072
iRhythm Technologies, Inc.*	11,606	2,059,369
Kestra Medical Technologies Ltd. (x)*	2,800	74,256
KORU Medical Systems, Inc.*	1,800	10,458
Lantheus Holdings, Inc.*	22,140	1,473,417
LeMaitre Vascular, Inc.	7,200	583,920
LENSAR, Inc.*	1,100	12,793
LivaNova plc*	20,032	1,232,569
Lucid Diagnostics, Inc.*	11,100	12,099
Merit Medical Systems, Inc.*	19,145	1,687,440
Myomo, Inc. (x)*	6,000	5,460
Neogen Corp.*	56,912	397,815
Neuronetics, Inc. (x)*	6,000	8,280
NeuroPace, Inc.*	4,170	64,385
Novocure Ltd.*	40,680	525,992
Omnicell, Inc.*	18,100	819,930
OraSure Technologies, Inc.*	56,720	137,262
Orthofix Medical, Inc.*	18,985	287,813
OrthoPediatrics Corp.*	7,160	127,162
Outset Medical, Inc.*	4,000	14,840
PROCEPT BioRobotics Corp.*	303,373	9,544,115
Pro-Dex, Inc.*	500	19,240
Pulmonx Corp.*	26,110	57,703
Pulse Biosciences, Inc.(x)*	9,090	124,806
QuidelOrtho Corp.*	24,700	705,432
RxSight, Inc.*	13,000	135,460
Sanara Medtech, Inc.*	930	21,715
SANUWAVE Health, Inc.*	1,100	32,824
Semler Scientific, Inc.*	5,930	90,670
SI-BONE, Inc.*	11,450	225,794
Sight Sciences, Inc.*	9,100	72,163
STAAR Surgical Co.*	19,100	441,019
Stereotaxis, Inc.*	5,390	12,397
Tactile Systems Technology, Inc.*	14,080	408,320
Tandem Diabetes Care, Inc.*	24,740	543,785
TransMedics Group, Inc.*	11,900	1,447,635
Treace Medical Concepts, Inc.*	25,310	62,010
UFP Technologies, Inc.*	2,700	599,481
Utah Medical Products, Inc.	2,050	114,718
Varex Imaging Corp.*	12,160	141,664

		62,795,195

Health Care Providers & Services (3.3%)
AdaptHealth Corp., Class A*	32,575	324,447
Addus HomeCare Corp.*	6,900	740,991
agilon health, Inc.*	117,850	81,163
AirSculpt Technologies, Inc. (x)*	15,690	31,066
Alignment Healthcare, Inc.*	58,790	1,161,102
AMN Healthcare Services, Inc.*	16,300	256,888
Ardent Health, Inc.*	7,100	62,693
Astrana Health, Inc.*	14,500	359,745
Aveanna Healthcare Holdings, Inc.*	24,110	196,979
BrightSpring Health Services, Inc.*	378,251	14,165,500
Brookdale Senior Living, Inc.*	83,580	901,828
Castle Biosciences, Inc.*	9,250	359,825
Clover Health Investments Corp., Class A*	147,000	345,450
Community Health Systems, Inc.*	44,300	138,216
Concentra Group Holdings Parent, Inc.	39,959	786,393
CorVel Corp.*	10,600	717,302
Cross Country Healthcare, Inc.*	10,380	84,078
DocGo, Inc.*	59,520	52,247
Enhabit, Inc.*	13,270	122,349
Ensign Group, Inc. (The)	19,360	3,372,512
Fulgent Genetics, Inc.*	5,410	142,121
GeneDx Holdings Corp., Class A*	6,860	892,212
Guardant Health, Inc.*	183,043	18,696,012
Guardian Pharmacy Services, Inc., Class A*	7,800	234,702
HealthEquity, Inc.*	30,290	2,774,867
Hims & Hers Health, Inc. (x)*	69,370	2,252,444
Innovage Holding Corp.*	5,900	30,621
Joint Corp. (The)*	10,680	93,130
LifeStance Health Group, Inc.*	52,350	368,544
Lumexa Imaging Holdings, Inc.*	269,946	4,994,001
Nano-X Imaging Ltd. (x)*	41,400	115,920
National HealthCare Corp.	4,020	551,102
National Research Corp.	6,680	125,384
NeoGenomics, Inc.*	43,800	515,088
Oncology Institute, Inc. (The)*	19,000	67,640
OPKO Health, Inc.*	116,780	147,143
Option Care Health, Inc.*	53,720	1,711,519
Owens & Minor, Inc.*	32,050	89,740
PACS Group, Inc.*	14,820	568,940
Pediatrix Medical Group, Inc.*	30,200	645,978
Pennant Group, Inc. (The)*	12,610	354,971
Privia Health Group, Inc.*	41,867	992,666
Progyny, Inc.*	29,100	747,288
RadNet, Inc.*	22,460	1,602,521
SBC Medical Group Holdings, Inc. (x)*	1,000	4,310
Select Medical Holdings Corp.	39,319	583,887
Sonida Senior Living, Inc.*	900	29,349
Strata Critical Medical, Inc. (x)*	24,410	117,412
Surgery Partners, Inc.*	29,100	449,595
Talkspace, Inc.*	28,740	104,326
US Physical Therapy, Inc.	6,200	484,158
Viemed Healthcare, Inc.*	6,900	51,267

		64,799,632

Health Care Technology (0.2%)
Claritev Corp.(x)*	3,200	136,800
Definitive Healthcare Corp., Class A*	43,170	123,898
Evolent Health, Inc., Class A*	42,230	168,920
Health Catalyst, Inc.*	37,620	89,912
HealthStream, Inc.	7,430	171,410
HeartFlow, Inc. (x)*	5,700	166,155
LifeMD, Inc. (x)*	16,030	54,662
OptimizeRx Corp.*	11,000	134,860
Phreesia, Inc.*	18,900	319,788
Schrodinger, Inc.*	17,800	318,264
Simulations Plus, Inc.*	6,300	114,849

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Teladoc Health, Inc.*	64,030	$448,210
TruBridge, Inc.*	2,400	52,968
Waystar Holding Corp.*	39,234	1,284,914

		3,585,610

Life Sciences Tools & Services (0.9%)
10X Genomics, Inc., Class A*	38,500	627,935
Adaptive Biotechnologies Corp.*	53,130	862,831
Alpha Teknova, Inc.*	2,500	9,500
Azenta, Inc.*	14,100	468,966
BioLife Solutions, Inc.*	12,300	297,414
Codexis, Inc.*	40,840	66,569
CryoPort, Inc.*	25,170	241,632
Cytek Biosciences, Inc.*	28,742	145,147
Fortrea Holdings, Inc.*	20,400	351,900
Ginkgo Bioworks Holdings, Inc., Class A*	10,530	87,504
Lifecore Biomedical, Inc.*	2,190	17,914
Maravai LifeSciences Holdings, Inc., Class A*	79,090	257,043
MaxCyte, Inc.*	29,330	45,462
Mesa Laboratories, Inc.	2,300	180,550
Niagen Bioscience, Inc.*	50	318
OmniAb, Inc.*	56,484	104,495
Pacific Biosciences of California, Inc. (x)*	130,370	243,792
Personalis, Inc.*	10,400	82,784
Quanterix Corp.*	13,980	88,913
Quantum-Si, Inc.*	101,760	111,936
Repligen Corp.*	79,556	13,036,046
Standard BioTools, Inc.*	115,250	147,520

		17,476,171

Pharmaceuticals (2.1%)
Aardvark Therapeutics, Inc. (x)*	500	6,563
Aclaris Therapeutics, Inc.*	7,600	22,876
Alumis, Inc.*	31,082	303,360
Amneal Pharmaceuticals, Inc.*	52,090	656,334
Amphastar Pharmaceuticals, Inc.*	16,400	439,192
Amylyx Pharmaceuticals, Inc.*	24,900	300,792
ANI Pharmaceuticals, Inc.*	6,100	481,534
Aquestive Therapeutics, Inc.*	30,160	194,834
Arvinas, Inc.*	24,540	291,044
Atea Pharmaceuticals, Inc.*	45,730	163,256
Avadel Pharmaceuticals plc (ADR)*	35,310	760,930
Axsome Therapeutics, Inc.*	13,920	2,542,349
BioAge Labs, Inc.*	4,000	52,920
Biote Corp., Class A*	5,300	13,780
Collegium Pharmaceutical, Inc.*	10,700	495,410
CorMedix, Inc. (x)*	20,440	237,717
Crinetics Pharmaceuticals, Inc.*	32,630	1,518,926
Edgewise Therapeutics, Inc.*	103,817	2,576,219
Enliven Therapeutics, Inc.*	13,450	207,130
Esperion Therapeutics, Inc.*	81,030	299,811
Eton Pharmaceuticals, Inc.*	4,800	81,168
Evolus, Inc.*	25,280	168,112
EyePoint, Inc.*	26,220	479,039
Fulcrum Therapeutics, Inc.*	2,110	23,864
Harmony Biosciences Holdings, Inc.*	15,940	596,475
Harrow, Inc. (x)*	11,060	541,940
Indivior plc*	44,200	1,585,896
Innoviva, Inc.*	20,000	399,800
Journey Medical Corp. (x)*	1,100	8,481
LENZ Therapeutics, Inc. (x)*	5,588	89,408
Ligand Pharmaceuticals, Inc.*	6,550	1,238,409
Liquidia Corp.*	22,020	759,470
Maze Therapeutics, Inc.*	7,400	306,582
MBX Biosciences, Inc.*	9,900	312,246
MediWound Ltd. (x)*	1,250	23,075
Mind Medicine MindMed, Inc. (x)*	27,500	368,225
Nuvation Bio, Inc.*	87,909	787,665
Ocular Therapeutix, Inc.*	409,013	4,965,418
Omeros Corp.*	28,600	491,205
Pacira BioSciences, Inc.*	16,500	427,020
Phathom Pharmaceuticals, Inc.*	19,610	325,330
Phibro Animal Health Corp., Class A	5,300	198,008
Prestige Consumer Healthcare, Inc.*	15,260	941,389
Rapport Therapeutics, Inc.*	9,900	300,366
Septerna, Inc.*	8,300	231,404
SIGA Technologies, Inc.	29,780	181,956
Structure Therapeutics, Inc. (ADR)*	74,152	5,157,272
Supernus Pharmaceuticals, Inc.*	17,900	889,630
Tarsus Pharmaceuticals, Inc.*	13,810	1,130,763
Terns Pharmaceuticals, Inc.*	131,638	5,318,175
Theravance Biopharma, Inc.*	18,300	342,393
Third Harmonic Bio, Inc. (r)*	5,570	—
Trevi Therapeutics, Inc.*	30,800	385,616
Tvardi Therapeutics, Inc.*	800	3,440
WaVe Life Sciences Ltd.*	40,150	682,550
Xeris Biopharma Holdings, Inc.*	54,450	427,432
Zevra Therapeutics, Inc.*	19,760	177,050

		41,911,249

Total Health Care		400,637,787

Industrials (20.4%)
Aerospace & Defense (5.2%)
AAR Corp.*	13,000	1,076,270
AeroVironment, Inc.*	13,115	3,172,387
AerSale Corp.*	13,700	97,407
Archer Aviation, Inc., Class A*	218,680	1,644,474
Astronics Corp.*	10,400	564,096
Beta Technologies, Inc., Class A*	200,650	5,660,336
BWX Technologies, Inc.	76,064	13,146,902
Byrna Technologies, Inc.*	6,150	103,258
Cadre Holdings, Inc.	12,930	528,061
Curtiss-Wright Corp.	23,719	13,075,573
Ducommun, Inc.*	4,930	468,991
Eve Holding, Inc.*	24,590	98,114
Firefly Aerospace, Inc. (x)*	10,140	226,832
Intuitive Machines, Inc. (x)*	39,850	646,766
Kratos Defense & Security Solutions, Inc.*	278,178	21,116,492
Loar Holdings, Inc.*	146,797	9,982,196
Mercury Systems, Inc.*	18,250	1,332,433
Moog, Inc., Class A	9,800	2,386,790
National Presto Industries, Inc.	1,870	199,641
Park Aerospace Corp.	3,000	64,020
Redwire Corp. (x)*	21,050	159,980
Rocket Lab Corp.*	370,447	25,842,383
Satellogic, Inc., Class A*	13,460	25,170
V2X, Inc.*	8,010	436,945

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
VSE Corp.	7,970	$1,376,977

		103,432,494

Air Freight & Logistics (0.1%)
Arrive AI, Inc. (x)*	3,550	9,337
Forward Air Corp.*	6,450	161,250
Hub Group, Inc., Class A	21,240	905,036
Radiant Logistics, Inc.*	9,280	58,742

		1,134,365

Building Products (2.0%)
American Woodmark Corp.*	5,100	274,890
Apogee Enterprises, Inc.	8,230	299,654
Armstrong World Industries, Inc.	56,015	10,704,467
AZZ, Inc.	10,610	1,137,180
CSW Industrials, Inc.	5,410	1,587,997
Gibraltar Industries, Inc.*	10,370	512,693
Griffon Corp.	13,880	1,022,262
Insteel Industries, Inc.	6,800	215,356
Janus International Group, Inc.*	54,200	354,468
Masterbrand, Inc.*	49,750	549,240
Modine Manufacturing Co.*	17,940	2,395,169
Quanex Building Products Corp.	16,780	258,076
Resideo Technologies, Inc.*	48,490	1,702,969
Tecnoglass, Inc.	8,580	431,746
UFP Industries, Inc.	19,854	1,807,707
Zurn Elkay Water Solutions Corp.	327,472	15,224,173

		38,478,047

Commercial Services & Supplies (0.7%)
ABM Industries, Inc.	23,150	979,245
ACCO Brands Corp.	9,400	35,062
ACV Auctions, Inc., Class A*	56,530	453,371
BrightView Holdings, Inc.*	21,830	276,586
Brink’s Co. (The)	15,326	1,789,004
Casella Waste Systems, Inc., Class A*	22,687	2,221,965
Cimpress plc*	6,700	446,153
CompX International, Inc.	490	11,402
CoreCivic, Inc.*	40,740	778,541
Deluxe Corp.	16,600	370,678
Ennis, Inc.	4,310	77,623
Enviri Corp.*	28,440	509,645
GEO Group, Inc. (The)*	44,280	713,794
Healthcare Services Group, Inc.*	21,610	413,183
HNI Corp.	22,071	927,865
Interface, Inc., Class A	18,510	516,799
Liquidity Services, Inc.*	7,790	236,115
MillerKnoll, Inc.	18,680	341,470
Mobile Infrastructure Corp., Class A*	290	740
Montrose Environmental Group, Inc.*	12,150	301,685
NL Industries, Inc.	1,470	8,041
OPENLANE, Inc.*	35,644	1,061,478
Perma-Fix Environmental Services, Inc.(x)*	3,160	39,784
Pitney Bowes, Inc.	64,600	682,822
Quad/Graphics, Inc.	5,080	31,852
UniFirst Corp.	4,530	873,837
Vestis Corp.	39,980	266,667
Virco Mfg. Corp.	3,960	25,304

		14,390,711

Construction & Engineering (3.3%)
Ameresco, Inc., Class A*	11,510	337,128
Arcosa, Inc.	17,630	1,874,422
Argan, Inc.	4,720	1,478,870
Bowman Consulting Group Ltd., Class A*	4,360	143,967
Centuri Holdings, Inc.*	25,210	636,552
Comfort Systems USA, Inc.	27,359	25,533,881
Concrete Pumping Holdings, Inc.	9,960	66,832
Construction Partners, Inc., Class A*	16,580	1,799,759
Dycom Industries, Inc.*	9,620	3,250,598
Fluor Corp.*	56,630	2,244,247
Granite Construction, Inc.	151,319	17,454,647
Great Lakes Dredge & Dock Corp.*	23,060	302,547
IES Holdings, Inc.*	3,050	1,186,511
Legence Corp., Class A*	12,840	552,634
Limbach Holdings, Inc.*	3,650	284,152
Matrix Service Co.*	2,560	29,952
MYR Group, Inc.*	5,290	1,155,865
NWPX Infrastructure, Inc.*	3,280	204,967
Orion Group Holdings, Inc.*	7,520	74,749
Primoris Services Corp.	18,870	2,342,522
Southland Holdings, Inc.*	1,800	5,976
Sterling Infrastructure, Inc.*	10,340	3,166,418
Tutor Perini Corp.	15,460	1,036,129

		65,163,325

Electrical Equipment (2.3%)
Allient, Inc.	5,160	277,350
American Superconductor Corp.*	15,640	450,119
Amprius Technologies, Inc.*	33,440	263,842
Array Technologies, Inc.*	58,600	540,292
Atkore, Inc.	10,810	683,732
Bloom Energy Corp., Class A*	207,336	18,015,425
EnerSys	13,470	1,976,723
Enovix Corp.(x)*	64,820	473,834
Eos Energy Enterprises, Inc.(x)*	107,000	1,226,220
Fluence Energy, Inc., Class A*	27,200	538,016
Hyliion Holdings Corp.*	46,210	85,026
KULR Technology Group, Inc.(x)*	14,400	42,624
LSI Industries, Inc.	7,790	142,713
NANO Nuclear Energy, Inc.(x)*	11,200	268,912
Net Power, Inc.*	23,720	54,082
Nextpower, Inc., Class A*	168,434	14,672,286
NuScale Power Corp., Class A(x)*	46,150	653,945
Plug Power, Inc.(x)*	391,540	771,334
Powell Industries, Inc.	3,450	1,099,791
Power Solutions International, Inc.*	2,300	131,422
Shoals Technologies Group, Inc., Class A*	60,200	511,700
SKYX Platforms Corp.(x)*	5,100	11,067
SunPower, Inc.(x)*	14,100	22,137
Sunrun, Inc.*	77,510	1,426,184
T1 Energy, Inc.*	46,200	308,616
Thermon Group Holdings, Inc.*	12,820	476,391
Vicor Corp.*	7,600	832,960

		45,956,743

Ground Transportation (0.2%)
ArcBest Corp.	7,885	584,988
Covenant Logistics Group, Inc., Class A	5,640	124,306

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
FTAI Infrastructure, Inc.(x)	36,040	$166,144
Heartland Express, Inc.	13,720	123,892
Hertz Global Holdings, Inc.(x)*	44,000	226,160
Marten Transport Ltd.	26,949	306,680
PAMT Corp.*	1,400	16,912
Proficient Auto Logistics, Inc.(x)*	4,200	40,488
RXO, Inc.*	57,890	731,730
Saia, Inc.*	6,030	1,968,915
Universal Logistics Holdings, Inc.(x)	3,230	49,064
Werner Enterprises, Inc.	16,147	484,571

		4,823,850

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A(x)	9,680	347,318

Machinery (3.6%)
3D Systems Corp.(x)*	50,410	89,226
Aebi Schmidt Holding AG	7,933	100,352
Alamo Group, Inc.	3,760	631,191
Albany International Corp., Class A	11,350	575,445
Alliance Laundry Holdings, Inc.*	15,200	309,320
Astec Industries, Inc.	7,100	307,572
Atmus Filtration Technologies, Inc.	30,639	1,590,471
Blue Bird Corp.*	12,280	577,160
CECO Environmental Corp.*	11,060	661,941
Chart Industries, Inc.*	15,440	3,184,191
Columbus McKinnon Corp.	5,700	98,325
Crane Co.	67,716	12,488,862
Douglas Dynamics, Inc.	5,760	188,064
Eastern Co. (The)	440	8,664
Energy Recovery, Inc.*	18,990	256,175
Enerpac Tool Group Corp., Class A	19,740	754,858
Enpro, Inc.	7,810	1,672,355
ESCO Technologies, Inc.	9,584	1,872,618
Federal Signal Corp.	21,870	2,374,863
Franklin Electric Co., Inc.	13,580	1,297,297
Gencor Industries, Inc.*	1,420	18,403
Gorman-Rupp Co. (The)	8,100	386,775
Graham Corp.*	3,690	237,009
Greenbrier Cos., Inc. (The)	11,947	558,403
Helios Technologies, Inc.	12,000	641,880
Hillenbrand, Inc.	27,341	867,257
Hillman Solutions Corp.*	68,330	591,738
Hyster-Yale, Inc.	3,250	96,558
ITT, Inc.	70,008	12,147,088
JBT Marel Corp.	17,736	2,672,283
Kadant, Inc.	4,316	1,230,146
Kennametal, Inc.	28,200	801,162
L B Foster Co., Class A*	1,230	33,149
Lindsay Corp.	3,510	413,724
Luxfer Holdings plc	6,930	93,763
Manitowoc Co., Inc. (The)*	7,340	88,007
Mayville Engineering Co., Inc.*	3,720	69,638
Microvast Holdings, Inc.*	25,800	72,240
Miller Industries, Inc.	2,150	80,346
Mueller Water Products, Inc., Class A	57,820	1,377,272
Omega Flex, Inc.	1,810	53,286
Park-Ohio Holdings Corp.	1,650	34,551
Proto Labs, Inc.*	7,470	377,907
RBC Bearings, Inc.*	17,740	7,955,148
REV Group, Inc.	16,020	974,176
SPX Technologies, Inc.*	16,340	3,268,980
Standex International Corp.	4,520	982,106
Tennant Co.	6,900	508,530
Terex Corp.	22,380	1,194,644
Titan International, Inc.*	12,570	98,423
Trinity Industries, Inc.	29,140	770,462
Wabash National Corp.	9,700	83,905
Watts Water Technologies, Inc., Class A	9,312	2,570,298
Worthington Enterprises, Inc.	11,699	603,317

		70,991,524

Marine Transportation (0.1%)
Costamare Bulkers Holdings Ltd.*	2,972	45,799
Costamare, Inc.	11,860	187,270
Genco Shipping & Trading Ltd.	15,680	288,982
Himalaya Shipping Ltd.(x)	7,090	64,519
Matson, Inc.	10,280	1,270,094
Pangaea Logistics Solutions Ltd.	17,380	119,574
Safe Bulkers, Inc.	32,110	154,770

		2,131,008

Passenger Airlines (0.3%)
Allegiant Travel Co.*	6,490	553,402
JetBlue Airways Corp.*	113,480	516,334
Joby Aviation, Inc.*	168,620	2,225,784
SkyWest, Inc.*	14,270	1,432,851
Sun Country Airlines Holdings, Inc.*	14,550	209,375

		4,937,746

Professional Services (1.4%)
Alight, Inc., Class A	154,280	300,846
Asure Software, Inc.*	6,900	64,998
Barrett Business Services, Inc.	9,840	356,306
CBIZ, Inc.*	18,366	926,565
Conduent, Inc.*	70,940	136,205
CRA International, Inc.	1,700	341,181
CSG Systems International, Inc.	9,352	717,205
Exponent, Inc.	18,870	1,310,710
First Advantage Corp.*	28,800	418,464
Forrester Research, Inc.*	6,820	55,378
Franklin Covey Co.*	4,730	79,369
FTI Consulting, Inc.*	65,456	11,181,848
HireQuest, Inc.(x)	670	7,042
Huron Consulting Group, Inc.*	5,989	1,035,558
IBEX Holdings Ltd.*	2,700	103,086
ICF International, Inc.	6,780	578,334
Innodata, Inc.(x)*	9,990	508,991
Insperity, Inc.	13,130	508,394
Kelly Services, Inc., Class A	5,900	51,920
Kforce, Inc.	4,190	129,555
Korn Ferry	18,450	1,218,069
Legalzoom.com, Inc.*	48,720	483,790
Maximus, Inc.	20,483	1,768,093
Mistras Group, Inc.*	6,250	79,063
Planet Labs PBC*	78,670	1,551,372
RCM Technologies, Inc.*	400	8,178
Resolute Holdings Management, Inc.*	1,074	221,706
Resources Connection, Inc.	13,210	66,578
Skillsoft Corp.(x)*	600	5,580
Spire Global, Inc.(x)*	16,720	125,400

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
TIC Solutions, Inc.*	60,746	$614,142
TriNet Group, Inc.	10,630	628,552
TrueBlue, Inc.*	16,270	74,028
TTEC Holdings, Inc.*	22,010	79,236
Upwork, Inc.*	46,700	925,594
Verra Mobility Corp., Class A*	56,210	1,259,666
Willdan Group, Inc.*	4,570	473,726

		28,394,728

Trading Companies & Distributors (1.2%)
Alta Equipment Group, Inc.	12,860	59,156
Applied Industrial Technologies, Inc.	47,701	12,248,186
BlueLinx Holdings, Inc.*	2,730	167,704
Boise Cascade Co.	10,950	805,920
Custom Truck One Source, Inc.*	26,470	152,467
Distribution Solutions Group, Inc.*	3,876	106,164
DNOW, Inc.*	65,956	873,917
DXP Enterprises, Inc.*	4,490	492,957
EVI Industries, Inc.	970	23,901
GATX Corp.	12,610	2,138,656
Global Industrial Co.	3,610	105,484
Herc Holdings, Inc.	11,580	1,718,240
Hudson Technologies, Inc.*	21,490	147,206
Karat Packaging, Inc.	3,240	73,127
McGrath RentCorp	8,790	922,335
NPK International, Inc.*	27,260	324,939
Rush Enterprises, Inc., Class A	21,755	1,173,465
Rush Enterprises, Inc., Class B	2,690	151,339
Titan Machinery, Inc.*	9,560	143,782
Transcat, Inc.*	1,550	87,932
Willis Lease Finance Corp.	640	86,810
Xometry, Inc., Class A(x)*	15,430	917,622

		22,921,309

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.*	7,070	63,418

Total Industrials		403,166,586

Information Technology (19.0%)
Communications Equipment (0.4%)
ADTRAN Holdings, Inc.*	35,830	311,363
Applied Optoelectronics, Inc.(x)*	19,570	682,210
Aviat Networks, Inc.*	7,040	150,515
BK Technologies Corp.*	1,160	86,524
Calix, Inc.*	20,020	1,059,659
Clearfield, Inc.*	6,180	180,147
CommScope Holding Co., Inc.*	75,650	1,371,534
Digi International, Inc.*	12,400	536,796
Extreme Networks, Inc.*	43,410	722,776
Harmonic, Inc.*	34,400	340,216
Inseego Corp.(x)*	4,310	44,264
NETGEAR, Inc.*	11,170	274,000
NetScout Systems, Inc.*	24,180	654,311
Ribbon Communications, Inc.*	37,120	106,906
Viasat, Inc.*	42,840	1,476,266
Viavi Solutions, Inc.*	70,180	1,250,608

		9,248,095

Electronic Equipment, Instruments & Components (3.5%)
908 Devices, Inc.*	7,200	37,800
Advanced Energy Industries, Inc.	13,320	2,788,808
Arlo Technologies, Inc.*	33,330	466,287
Badger Meter, Inc.	10,790	1,881,884
Bel Fuse, Inc., Class A	400	60,720
Bel Fuse, Inc., Class B	3,900	661,557
Belden, Inc.	13,938	1,624,474
Benchmark Electronics, Inc.	13,189	563,962
Celestica, Inc.*	26,682	7,887,466
Climb Global Solutions, Inc.	520	53,451
Coherent Corp.*	60,951	11,249,726
CTS Corp.	11,962	512,811
Daktronics, Inc.*	10,320	204,026
ePlus, Inc.	9,900	868,230
Evolv Technologies Holdings, Inc.*	47,470	339,885
Fabrinet*	47,183	21,481,476
Insight Enterprises, Inc.*	10,095	822,440
Itron, Inc.*	16,370	1,520,118
Kimball Electronics, Inc.*	7,460	207,537
Knowles Corp.*	33,000	707,190
Methode Electronics, Inc.	7,540	50,066
MicroVision, Inc.(x)*	26,440	21,895
Mirion Technologies, Inc., Class A*	82,840	1,940,113
M-Tron Industries, Inc.*	700	37,254
Napco Security Technologies, Inc.	12,370	515,829
nLight, Inc.*	17,200	645,172
Novanta, Inc.*	13,180	1,568,288
OSI Systems, Inc.*	5,300	1,351,818
Ouster, Inc.*	20,050	433,882
PC Connection, Inc.	4,260	246,058
Plexus Corp.*	8,695	1,278,165
Powerfleet, Inc.*	45,310	241,049
Red Cat Holdings, Inc.(x)*	27,300	216,489
Richardson Electronics Ltd.	2,290	24,915
Rogers Corp.*	7,200	659,304
Sanmina Corp.*	18,380	2,758,287
ScanSource, Inc.*	9,400	367,164
TTM Technologies, Inc.*	35,480	2,448,120
Vishay Intertechnology, Inc.	43,070	624,084
Vishay Precision Group, Inc.*	610	23,485
Vuzix Corp.(x)*	18,900	71,442

		69,462,727

IT Services (1.0%)
Applied Digital Corp.(x)*	82,390	2,020,203
ASGN, Inc.*	14,003	674,525
Backblaze, Inc., Class A*	14,490	67,523
BigBear.ai Holdings, Inc.(x)*	150,300	811,620
Commerce.com, Inc.*	49,000	201,880
Crexendo, Inc.*	3,100	20,057
CSP, Inc.	700	8,750
DigitalOcean Holdings, Inc.*	23,020	1,107,722
Fastly, Inc., Class A*	40,600	413,308
Grid Dynamics Holdings, Inc.*	23,070	208,322
Hackett Group, Inc. (The)	11,640	228,493
Information Services Group, Inc.	10,900	63,002
MongoDB, Inc.*	33,321	13,984,491
Rackspace Technology, Inc.(x)*	115,420	112,061
TSS, Inc.(x)*	11,100	78,477
Tucows, Inc., Class A*	3,460	77,573
Unisys Corp.*	48,780	134,633
VTEX, Class A*	20,500	77,080

		20,289,720

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (6.2%)
ACM Research, Inc., Class A*	17,240	$680,118
Aehr Test Systems*	10,160	205,130
Alpha & Omega Semiconductor Ltd.*	5,600	110,936
Ambarella, Inc.*	13,900	984,676
Atomera, Inc.(x)*	3,700	8,177
Axcelis Technologies, Inc.*	10,400	835,536
CEVA, Inc.*	2,070	44,546
Cohu, Inc.*	17,387	404,596
Credo Technology Group Holding Ltd.*	196,588	28,287,047
Diodes, Inc.*	17,300	853,582
FormFactor, Inc.*	29,140	1,625,429
Ichor Holdings Ltd.*	4,840	89,201
Impinj, Inc.*	9,500	1,653,095
indie Semiconductor, Inc., Class A(x)*	51,720	182,572
Kulicke & Soffa Industries, Inc.	18,980	864,729
MACOM Technology Solutions Holdings, Inc.*	80,726	13,826,749
MaxLinear, Inc., Class A*	27,656	482,044
Navitas Semiconductor Corp., Class A*	55,430	395,770
Nova Ltd.*	35,004	11,494,964
NVE Corp.	840	49,837
PDF Solutions, Inc.*	11,600	330,948
Penguin Solutions, Inc.*	18,530	362,447
Photronics, Inc.*	22,740	727,680
Power Integrations, Inc.	21,160	752,026
Rambus, Inc.*	173,457	15,938,964
Rigetti Computing, Inc.*	114,543	2,537,128
Semtech Corp.*	247,358	18,227,811
Silicon Laboratories, Inc.*	11,754	1,536,248
SiTime Corp.*	7,620	2,691,308
SkyWater Technology, Inc.*	9,300	168,888
Synaptics, Inc.*	12,102	895,790
Teradyne, Inc.	69,757	13,502,165
Ultra Clean Holdings, Inc.*	18,200	461,006
Veeco Instruments, Inc.*	21,239	607,011

		121,818,154

Software (7.2%)
8x8, Inc.*	61,570	121,293
A10 Networks, Inc.	23,000	406,870
ACI Worldwide, Inc.*	36,731	1,756,109
Adeia, Inc.	39,331	678,460
Agilysys, Inc.*	9,430	1,120,661
Airship AI Holdings, Inc.(x)*	26,250	75,863
Alarm.com Holdings, Inc.*	13,919	710,147
Alkami Technology, Inc.*	24,860	573,520
Amplitude, Inc., Class A*	27,670	320,419
Appian Corp., Class A*	13,900	492,338
Arteris, Inc.*	2,700	41,850
Asana, Inc., Class A*	29,600	405,816
AudioEye, Inc.*	4,610	46,054
AvePoint, Inc.*	48,410	672,415
Bit Digital, Inc.*	114,100	215,649
Bitdeer Technologies Group, Class A(x)*	32,700	366,567
Blackbaud, Inc.*	13,910	880,781
BlackLine, Inc.*	17,100	945,459
Blend Labs, Inc., Class A*	88,200	268,128
Box, Inc., Class A*	48,910	1,462,898
Braze, Inc., Class A*	28,549	978,945
C3.ai, Inc., Class A(x)*	40,400	544,592
Cerence, Inc.*	4,160	44,470
Chaince Digital Holdings, Inc.(x)*	11,400	56,658
Cipher Mining, Inc.(x)*	112,470	1,660,057
Cleanspark, Inc.*	99,060	1,002,487
Clear Secure, Inc., Class A	29,470	1,033,808
Clearwater Analytics Holdings, Inc., Class A*	96,683	2,331,994
Commvault Systems, Inc.*	16,100	2,018,296
Consensus Cloud Solutions, Inc.*	6,070	132,447
Core Scientific, Inc.*	100,530	1,463,717
CS Disco, Inc.*	19,090	148,138
Daily Journal Corp.(x)*	400	194,928
Digimarc Corp.(x)*	9,350	61,336
Digital Turbine, Inc.*	33,800	169,000
Domo, Inc., Class B*	1,030	8,683
D-Wave Quantum, Inc.(x)*	116,004	3,033,505
eGain Corp.*	4,310	44,350
EverCommerce, Inc.(x)*	13,900	168,329
Expensify, Inc., Class A*	5,100	7,701
Five9, Inc.*	27,800	557,390
Freshworks, Inc., Class A*	70,780	867,055
Guidewire Software, Inc.*	67,366	13,541,240
HubSpot, Inc.*	18,941	7,601,023
Hut 8 Corp.*	33,740	1,550,016
I3 Verticals, Inc., Class A*	5,600	141,064
Intapp, Inc.*	19,475	892,345
InterDigital, Inc.	9,140	2,909,993
Jamf Holding Corp.*	26,790	348,538
Kaltura, Inc.*	13,450	22,058
Klaviyo, Inc., Class A*	398,973	12,954,653
Life360, Inc.(x)*	5,800	372,012
LiveRamp Holdings, Inc.*	24,757	727,113
MARA Holdings, Inc.(x)*	133,256	1,196,639
Mitek Systems, Inc.*	15,000	158,250
N-able, Inc.*	16,200	121,176
NCR Voyix Corp.*	48,180	491,436
NextNav, Inc.(x)*	28,660	476,902
ON24, Inc.*	18,710	148,932
OneSpan, Inc.	9,480	121,723
Ooma, Inc.*	5,810	68,151
Pagaya Technologies Ltd., Class A*	17,000	355,300
PagerDuty, Inc.*	32,300	423,453
PAR Technology Corp.*	14,580	528,962
Porch Group, Inc.*	28,310	258,470
Procore Technologies, Inc.*	225,105	16,374,138
Progress Software Corp.*	15,950	685,212
Q2 Holdings, Inc.*	22,630	1,632,981
Qualys, Inc.*	12,360	1,642,644
Rapid7, Inc.*	23,800	361,760
Red Violet, Inc.	4,010	228,370
ReposiTrak, Inc.(x)	2,470	30,554
Rimini Street, Inc.*	26,990	104,721
Riot Platforms, Inc.(x)*	120,390	1,525,341
Runway AI, Inc.(r)*	146,096	1,602,841
SailPoint, Inc.*	471,298	9,534,359
Samsara, Inc., Class A*	325,036	11,522,526
SEMrush Holdings, Inc., Class A*	19,510	231,974
Silvaco Group, Inc.*	1,900	7,695

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
SoundHound AI, Inc., Class A(x)*	133,420	$1,330,197
SoundThinking, Inc.*	2,980	23,929
Sprinklr, Inc., Class A*	47,520	369,706
Sprout Social, Inc., Class A*	18,200	205,114
SPS Commerce, Inc.*	13,680	1,219,298
Synchronoss Technologies, Inc.*	700	5,992
Telos Corp.*	14,210	72,471
Tenable Holdings, Inc.*	36,950	869,434
Terawulf, Inc.(x)*	101,700	1,168,533
Unity Software, Inc.*	286,290	12,645,429
Varonis Systems, Inc.*	38,420	1,260,176
Vertex, Inc., Class A*	23,730	473,888
Viant Technology, Inc., Class A*	9,970	120,039
Weave Communications, Inc.*	14,380	109,144
WM Technology, Inc.*	22,350	18,441
Workiva, Inc., Class A*	17,530	1,511,963
Xperi, Inc.*	14,012	82,110
Yext, Inc.*	32,800	264,368
Zeta Global Holdings Corp., Class A*	67,090	1,365,282

		142,099,262

Technology Hardware, Storage & Peripherals (0.7%)
CompoSecure, Inc., Class A*	15,430	297,490
Corsair Gaming, Inc.*	24,600	146,124
CPI Card Group, Inc.*	940	13,799
Diebold Nixdorf, Inc.*	9,100	617,799
Eastman Kodak Co.*	13,470	113,956
Immersion Corp.	18,490	125,732
IonQ, Inc.(x)*	241,992	10,858,181
Quantum Computing, Inc.(x)*	69,860	716,764
Turtle Beach Corp.*	10,820	151,805
Xerox Holdings Corp.(x)	77,530	183,746

		13,225,396

Total Information Technology		376,143,354

Materials (2.3%)
Chemicals (0.8%)
AdvanSix, Inc.	6,100	105,530
American Vanguard Corp.*	9,870	37,703
Arq, Inc.*	4,170	13,636
Aspen Aerogels, Inc.*	20,630	58,383
Avient Corp.	31,984	999,180
Balchem Corp.	10,803	1,656,748
Cabot Corp.	17,570	1,164,540
Chemours Co. (The)	54,870	646,917
Core Molding Technologies, Inc.*	1,270	25,463
Ecovyst, Inc.*	44,450	432,499
Flotek Industries, Inc.*	5,920	102,002
Hawkins, Inc.	7,200	1,022,832
HB Fuller Co.	19,450	1,156,497
Ingevity Corp.*	13,071	773,542
Innospec, Inc.	9,192	703,556
Intrepid Potash, Inc.*	3,670	101,769
Koppers Holdings, Inc.	4,270	115,632
Kronos Worldwide, Inc.	14,070	62,189
LSB Industries, Inc.*	14,000	119,000
Mativ Holdings, Inc.	23,118	280,884
Minerals Technologies, Inc.	12,120	738,714
Orion SA	20,100	106,128
Perimeter Solutions, Inc.*	49,910	1,374,022
PureCycle Technologies, Inc.(x)*	42,310	363,443
Quaker Chemical Corp.	4,090	561,598
Rayonier Advanced Materials, Inc.*	28,090	165,450
Sensient Technologies Corp.	14,910	1,400,795
Solesence, Inc.*	2,120	3,381
Stepan Co.	8,200	388,352
Trinseo plc(x)	2,920	1,451
Tronox Holdings plc	33,520	139,778
Valhi, Inc.	2,300	27,715

		14,849,329

Construction Materials (0.1%)
Knife River Corp.*	21,080	1,482,978
Smith-Midland Corp.*	880	31,979
Titan America SA(x)	7,000	115,360
United States Lime & Minerals, Inc.	3,750	449,025

		2,079,342

Containers & Packaging (0.1%)
Ardagh Metal Packaging SA	48,350	198,235
Greif, Inc., Class A	8,570	580,189
Greif, Inc., Class B	1,920	143,405
Myers Industries, Inc.	14,760	276,307
O-I Glass, Inc.*	43,100	636,156
Ranpak Holdings Corp., Class A*	30,530	165,167
TriMas Corp.	11,830	419,374

		2,418,833

Metals & Mining (1.3%)
Alpha Metallurgical Resources, Inc.*	4,250	849,490
American Battery Technology Co.*	60,800	203,072
Ascent Industries Co.*	900	14,571
Caledonia Mining Corp. plc	5,820	152,309
Century Aluminum Co.*	17,120	670,762
Coeur Mining, Inc.*	225,171	4,014,799
Commercial Metals Co.	38,585	2,670,854
Compass Minerals International, Inc.*	15,167	297,880
Constellium SE*	49,200	927,420
Contango ORE, Inc.(x)*	3,960	104,584
Critical Metals Corp.(x)*	39,705	275,553
Dakota Gold Corp.*	23,780	135,070
Ferroglobe plc	22,300	103,472
Friedman Industries, Inc.	600	12,294
Hecla Mining Co.	219,421	4,210,689
Idaho Strategic Resources, Inc.*	3,000	120,900
Ivanhoe Electric, Inc.*	36,970	590,781
Kaiser Aluminum Corp.	5,690	653,553
Lifezone Metals Ltd.*	2,140	9,138
Materion Corp.	7,700	957,264
Metallus, Inc.*	17,200	295,152
MP Materials Corp.(x)*	38,845	1,962,449
NioCorp Developments Ltd.*	7,700	40,810
Novagold Resources, Inc.*	108,600	1,012,152
Olympic Steel, Inc.	5,170	221,198
Perpetua Resources Corp.*	26,970	652,944
Ramaco Resources, Inc., Class A*	16,330	293,940
Ryerson Holding Corp.	9,830	247,323
SSR Mining, Inc.*	69,330	1,519,713
SunCoke Energy, Inc.	32,100	231,120
Tredegar Corp.*	5,410	38,844
United States Antimony Corp.*	37,900	190,258

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
US Gold Corp.(x)*	6,500	$126,165
US Goldmining, Inc.*	300	2,646
USA Rare Earth, Inc.*	30,500	362,950
Vox Royalty Corp.	9,800	46,452
Warrior Met Coal, Inc.	18,800	1,657,596
Worthington Steel, Inc.	11,699	405,019

		26,281,186

Paper & Forest Products (0.0%)†
Clearwater Paper Corp.*	6,040	105,096
Magnera Corp.*	14,600	221,044
Sylvamo Corp.	8,900	428,535

		754,675

Total Materials		46,383,365

Real Estate (2.9%)
Diversified REITs (0.3%)
Alexander & Baldwin, Inc. (REIT)	27,154	560,458
Alpine Income Property Trust, Inc. (REIT)	3,530	59,022
American Assets Trust, Inc. (REIT)	19,996	378,524
Armada Hoffler Properties, Inc. (REIT)	23,300	154,246
Broadstone Net Lease, Inc. (REIT)	62,000	1,076,940
CTO Realty Growth, Inc. (REIT)	10,480	192,937
Essential Properties Realty Trust, Inc. (REIT)	65,650	1,947,179
Gladstone Commercial Corp. (REIT)	20,570	219,482
Global Net Lease, Inc. (REIT)	72,432	622,915
Modiv Industrial, Inc. (REIT), Class C(x)	500	7,195
NexPoint Diversified Real Estate Trust (REIT)	8,042	30,801

		5,249,699

Health Care REITs (0.5%)
American Healthcare REIT, Inc. (REIT)	58,626	2,758,940
CareTrust REIT, Inc. (REIT)	77,900	2,816,864
Community Healthcare Trust, Inc. (REIT)	9,750	160,095
Diversified Healthcare Trust (REIT)	85,850	416,373
Global Medical REIT, Inc. (REIT)	5,940	200,416
LTC Properties, Inc. (REIT)	14,809	509,133
National Health Investors, Inc. (REIT)	16,250	1,241,012
Sabra Health Care REIT, Inc. (REIT)	84,943	1,608,820
Sila Realty Trust, Inc. (REIT)	20,300	473,193
Strawberry Fields REIT, Inc. (REIT)	1,550	20,305
Universal Health Realty Income Trust (REIT)	5,830	228,594

		10,433,745

Hotel & Resort REITs (0.3%)
Apple Hospitality REIT, Inc. (REIT)	67,500	799,875
Braemar Hotels & Resorts, Inc. (REIT)	9,340	26,806
Chatham Lodging Trust (REIT)	23,640	160,988
DiamondRock Hospitality Co. (REIT)	74,678	669,115
Pebblebrook Hotel Trust (REIT)	37,408	423,459
RLJ Lodging Trust (REIT)	58,587	436,473
Ryman Hospitality Properties, Inc. (REIT)	21,596	2,043,414
Service Properties Trust (REIT)	77,130	141,919
Summit Hotel Properties, Inc. (REIT)	22,100	107,627
Sunstone Hotel Investors, Inc. (REIT)	72,914	651,851
Xenia Hotels & Resorts, Inc. (REIT)	28,501	403,004

		5,864,531

Industrial REITs (0.2%)
Industrial Logistics Properties Trust (REIT)	14,380	79,665
Innovative Industrial Properties, Inc. (REIT)	10,310	488,282
LXP Industrial Trust (REIT)	21,109	1,046,584
One Liberty Properties, Inc. (REIT)	2,200	44,638
Plymouth Industrial REIT, Inc. (REIT)	16,450	359,926
Terreno Realty Corp. (REIT)	36,070	2,117,670

		4,136,765

Office REITs (0.2%)
Brandywine Realty Trust (REIT)	68,000	198,560
City Office REIT, Inc. (REIT)	16,540	115,615
COPT Defense Properties (REIT)	39,120	1,087,536
Douglas Emmett, Inc. (REIT)	54,200	595,658
Easterly Government Properties, Inc. (REIT), Class A	14,640	310,222
Empire State Realty Trust, Inc. (REIT), Class A	27,000	176,040
Franklin Street Properties Corp. (REIT)	29,150	27,570
Hudson Pacific Properties, Inc. (REIT)*	16,385	177,450
JBG SMITH Properties (REIT)	22,380	380,684
NET Lease Office Properties (REIT)	4,500	116,055
Peakstone Realty Trust (REIT)	18,610	267,053
Piedmont Realty Trust, Inc. (REIT)	42,500	354,450
Postal Realty Trust, Inc. (REIT), Class A	7,160	115,562
SL Green Realty Corp. (REIT)	20,660	947,674

		4,870,129

Real Estate Management & Development (0.4%)
American Realty Investors, Inc.*	200	3,212
Anywhere Real Estate, Inc.*	37,240	527,318
Compass, Inc., Class A*	166,080	1,755,466
Cushman & Wakefield Ltd.*	74,680	1,209,069
Douglas Elliman, Inc.*	10,600	25,122
eXp World Holdings, Inc.(x)	30,940	280,007
Forestar Group, Inc.*	8,880	218,714
FRP Holdings, Inc.*	3,580	81,588
Kennedy-Wilson Holdings, Inc.	44,526	430,567
Logistic Properties of The Americas(x)*	300	819
Marcus & Millichap, Inc.	10,000	272,900
Maui Land & Pineapple Co., Inc.*	1,220	20,667
Newmark Group, Inc., Class A	51,130	886,594
RE/MAX Holdings, Inc., Class A*	13,330	101,175
Real Brokerage, Inc. (The)*	36,050	131,583
RMR Group, Inc. (The), Class A	9,030	134,547
Seaport Entertainment Group, Inc.(x)*	1,800	35,586
St Joe Co. (The)	12,830	761,717
Stratus Properties, Inc.*	440	10,639
Tejon Ranch Co.*	7,040	111,021

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Transcontinental Realty Investors, Inc.*	150	$8,793

		7,007,104

Residential REITs (0.2%)
Apartment Investment and Management Co. (REIT), Class A	50,500	299,970
BRT Apartments Corp. (REIT)	1,780	26,166
Centerspace (REIT)	5,632	375,767
Clipper Realty, Inc. (REIT)	4,700	17,954
Elme Communities (REIT)	32,300	562,020
Independence Realty Trust, Inc. (REIT)	84,588	1,478,598
NexPoint Residential Trust, Inc. (REIT)	8,700	261,870
UMH Properties, Inc. (REIT)	28,440	452,480
Veris Residential, Inc. (REIT)	16,270	242,098

		3,716,923

Retail REITs (0.6%)
Acadia Realty Trust (REIT)	48,086	987,686
Alexander’s, Inc. (REIT)	210	45,767
CBL & Associates Properties, Inc. (REIT)	9,700	358,900
Curbline Properties Corp. (REIT)	29,550	685,856
FrontView REIT, Inc. (REIT)	5,400	79,704
Getty Realty Corp. (REIT)	16,254	444,872
InvenTrust Properties Corp. (REIT)	28,140	793,829
Kite Realty Group Trust (REIT)	77,840	1,865,825
Macerich Co. (The) (REIT)	89,600	1,654,016
NETSTREIT Corp. (REIT)(x)	29,380	518,263
Phillips Edison & Co., Inc. (REIT)	46,008	1,636,505
Saul Centers, Inc. (REIT)	3,440	108,463
SITE Centers Corp. (REIT)	2,775	17,816
Tanger, Inc. (REIT)	40,670	1,357,158
Urban Edge Properties (REIT)	37,900	727,301
Whitestone REIT (REIT)	18,120	251,687

		11,533,648

Specialized REITs (0.2%)
Farmland Partners, Inc. (REIT)	23,340	226,164
Four Corners Property Trust, Inc. (REIT)	35,030	807,792
Gladstone Land Corp. (REIT)	20,590	188,398
Outfront Media, Inc. (REIT)	48,520	1,169,332
PotlatchDeltic Corp. (REIT)	26,673	1,061,052
Safehold, Inc. (REIT)	18,269	250,103
Smartstop Self Storage REIT, Inc. (REIT)	10,300	318,682

		4,021,523

Total Real Estate		56,834,067

Utilities (2.1%)
Electric Utilities (1.1%)
Genie Energy Ltd., Class B	6,180	85,161
Hawaiian Electric Industries, Inc.*	61,650	758,295
MGE Energy, Inc.	13,110	1,028,086
NRG Energy, Inc.	75,113	11,960,994
Oklo, Inc., Class A(x)*	39,000	2,798,640
Otter Tail Corp.	12,880	1,040,833
Portland General Electric Co.	38,000	1,823,620
TXNM Energy, Inc.	35,000	2,060,800

		21,556,429

Gas Utilities (0.5%)
Brookfield Infrastructure Corp., Class A	42,329	1,921,737
Chesapeake Utilities Corp.	8,340	1,040,498
New Jersey Resources Corp.	36,210	1,670,005
Northwest Natural Holding Co.	14,500	677,730
ONE Gas, Inc.	19,180	1,481,655
RGC Resources, Inc.	1,630	34,719
Southwest Gas Holdings, Inc.	22,450	1,796,449
Spire, Inc.	20,670	1,709,409

		10,332,202

Independent Power and Renewable Electricity Producers (0.1%)
Hallador Energy Co.*	11,570	220,293
Montauk Renewables, Inc.*	37,360	62,391
Ormat Technologies, Inc.	19,720	2,178,469

		2,461,153

Multi-Utilities (0.2%)
Avista Corp.	27,470	1,058,694
Black Hills Corp.	23,500	1,631,370
Northwestern Energy Group, Inc.	22,101	1,426,398
Unitil Corp.	5,800	280,952

		4,397,414

Water Utilities (0.2%)
American States Water Co.	10,700	775,536
Cadiz, Inc.*	38,460	215,761
California Water Service Group	20,430	885,232
Consolidated Water Co. Ltd.	9,720	343,019
Global Water Resources, Inc.	4,520	38,194
H2O America	11,300	553,587
Middlesex Water Co.	6,000	302,520
Pure Cycle Corp.*	5,150	56,598
York Water Co. (The)	4,360	138,822

		3,309,269

Total Utilities		42,056,467

Total Common Stocks (98.7%) (Cost $1,420,741,266)		1,949,749,138

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
89bio, Inc., CVR (r)*	40,150	10,238
Aduro Biotech, Inc., CVR (r)*	1,252	—
Akero Therapeutics, Inc., CVR (r)*	24,840	12,110
Cartesian Therapeutics, Inc. (x)*	5,920	799
Chinook Therapeutics, Inc., CVR *	19,340	3,869
Metsera, Inc., CVR (r)(x)*	18,043	66,308
Sanofi Aatd, Inc., CVR(r)*	10,800	5,244

		98,568

Health Care Equipment & Supplies (0.0%)†
Paragon 28, Inc., CVR(r)*	18,460	1,246

Life Sciences Tools & Services (0.0%)
OmniAb, Inc., expiring 11/1/27(r)(x)*	4,966	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Rights	Value (Note 1)
Pharmaceuticals (0.0%)†
Rain Oncology, Inc., CVR(r)(x)*	21,290	$798

Total Health Care		100,612

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	26,500	39,750

Total Materials		39,750

Total Rights (0.0%)† (Cost $124,966)		140,362

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.6%)
Allspring Government Money Market Fund, Select Shares 3.72% (7 day yield) (xx)	7,000,000	7,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.65% (7 day yield) (xx)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund 3.67% (7 day yield) (xx)	10,000,000	10,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	21,548,368	21,548,368
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 3.69% (7 day yield) (xx)	10,000,000	10,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 3.74% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		51,548,368

Total Short-Term Investments (2.6%) (Cost $51,548,368)		51,548,368

Total Investments in Securities (101.3%) (Cost $1,472,414,600)		2,001,437,868
Other Assets Less Liabilities (-1.3%)		(26,608,465)

Net Assets (100%)		$1,974,829,403

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025, the market value or fair value, as applicable, of these securities amounted to $394,289 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $78,094,550. This was collateralized by $30,749,539 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.750%, maturing 1/15/26 – 8/15/55 and by cash of $51,548,368 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	57	3/2026	USD	7,119,300	(329,898)

					(329,898)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$71,005,007	$—	$—		$71,005,007
Consumer Discretionary	190,910,190	—	—		190,910,190
Consumer Staples	30,585,350	—	—		30,585,350
Energy	57,698,112	—	—		57,698,112
Financials	274,328,853	—	—	(a)	274,328,853
Health Care	400,637,787	—	—	(a)	400,637,787
Industrials	403,166,586	—	—		403,166,586
Information Technology	374,540,513	—	1,602,841		376,143,354
Materials	46,383,365	—	—		46,383,365
Real Estate	56,834,067	—	—		56,834,067
Utilities	42,056,467	—	—		42,056,467
Rights
Health Care	—	4,668	95,944		100,612
Materials	—	39,750	—		39,750
Short-Term Investments
Investment Companies	51,548,368	—	—		51,548,368

Total Assets	$1,999,694,665	$44,418	$1,698,785		$2,001,437,868

Liabilities:
Futures	$(329,898)	$—	$—		$(329,898)

Total Liabilities	$(329,898)	$—	$—		$(329,898)

Total	$1,999,364,767	$44,418	$1,698,785		$2,001,107,970

(a)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(329,898	)*

Total		$(329,898)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$1,303,749	$1,303,749

Total	$1,303,749	$1,303,749

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(167,822)	$(167,822)

Total	$(167,822)	$(167,822)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$7,188,000

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,006,813,118
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,174,715,249

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$690,006,307
Aggregate gross unrealized depreciation	(174,342,641)

Net unrealized appreciation	$515,663,666

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,485,444,304

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $1,472,414,600)	$2,001,437,868
Cash	24,090,698
Cash held as collateral at broker for futures	685,470
Receivable for securities sold	1,366,042
Dividends, interest and other receivables	1,053,951
Receivable for Portfolio shares sold	448,682
Securities lending income receivable	92,986
Other assets	7,489

Total assets	2,029,183,186

LIABILITIES
Payable for return of collateral on securities loaned	51,548,368
Payable for Portfolio shares repurchased	1,255,547
Investment management fees payable	870,903
Distribution fees payable – Class IB	313,333
Administrative fees payable	210,434
Due to broker for futures variation margin	59,008
Trustees’ fees payable	284
Accrued expenses	95,906

Total liabilities	54,353,783

Commitments and contingent liabilities^
NET ASSETS	$1,974,829,403

Net assets were comprised of:
Paid in capital	$1,436,881,810
Total distributable earnings (loss)	537,947,593

Net assets	$1,974,829,403

Class IB
Net asset value, offering and redemption price per share, $1,457,239,684 / 98,490,636 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.80

Class K
Net asset value, offering and redemption price per share, $517,589,719 / 29,245,556 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.70

(x)	Includes value of securities on loan of $78,094,550.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $31,224 foreign withholding tax)	$13,439,233
Interest	1,147,559
Securities lending (net)	1,038,310

Total income	15,625,102

EXPENSES
Investment management fees	9,744,994
Distribution fees – Class IB	3,483,607
Administrative fees	2,363,666
Custodian fees	183,700
Professional fees	130,909
Printing and mailing expenses	103,085
Trustees’ fees	65,183
Miscellaneous	43,130

Total expenses	16,118,274

NET INVESTMENT INCOME (LOSS)	(493,172)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	175,874,807
Futures contracts	1,303,749

Net realized gain (loss)	177,178,556

Change in unrealized appreciation (depreciation) on:
Investments in securities	(414,956)
Futures contracts	(167,822)

Net change in unrealized appreciation (depreciation)	(582,778)

NET REALIZED AND UNREALIZED GAIN (LOSS)	176,595,778

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$176,102,606

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(493,172)	$1,007,021
Net realized gain (loss)	177,178,556	203,288,730
Net change in unrealized appreciation (depreciation)	(582,778)	51,897,170

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	176,102,606	256,192,921

Distributions to shareholders:
Class IB	(141,104,165)	(142,125,332)
Class K	(43,501,892)	(43,850,565)

Total distributions to shareholders	(184,606,057)	(185,975,897)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 522,172 shares, respectively ]	—	8,972,985
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (30,941,309) shares, respectively ]	—	(533,660,871)
Capital shares repurchased [ 0 and (2,424,286) shares, respectively ]	—	(41,320,512)

Total Class IA transactions	—	(566,008,398)

Class IB
Capital shares sold [ 4,512,582 and 4,603,574 shares, respectively ]	65,975,124	72,164,952
Capital shares issued in connection with share class combination (Note 1) [ 0 and 35,722,484 shares, respectively ]	—	533,660,871
Capital shares issued in reinvestment of dividends and distributions [ 9,277,974 and 9,004,645 shares, respectively ]	141,104,165	142,125,332
Capital shares repurchased [ (12,769,632) and (10,104,675) shares, respectively ]	(189,455,617)	(158,135,390)

Total Class IB transactions	17,623,672	589,815,765

Class K
Capital shares sold [ 2,579,343 and 792,157 shares, respectively ]	38,650,969	13,865,479
Capital shares issued in reinvestment of dividends and distributions [ 2,395,962 and 2,361,525 shares, respectively ]	43,501,892	43,850,565
Capital shares repurchased [ (4,658,311) and (4,857,846) shares, respectively ]	(82,187,187)	(88,820,598)

Total Class K transactions	(34,326)	(31,104,554)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	17,589,346	(7,297,187)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,085,895	62,919,837

NET ASSETS:
Beginning of year	1,965,743,508	1,902,823,671

End of year	$1,974,829,403	$1,965,743,508

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025	2024	2023	2022	2021
Net asset value, beginning of year	$14.95	$14.45	$12.33	$18.07	$19.52

Income (loss) from investment operations†:
Net investment income (loss) (e)	(0.01)*	— #	0.02	0.01	(0.05	)(aa)
Net realized and unrealized gain (loss)	1.41	2.09	2.16	(5.13)	2.48

Total from investment operations	1.40	2.09	2.18	(5.12)	2.43

Less distributions:
Dividends from net investment income	(0.02)	(0.05)	(0.04)	(0.02)	—
Distributions from net realized gains	(1.53)	(1.54)	(0.02)	(0.60)	(3.88)

Total dividends and distributions	(1.55)	(1.59)	(0.06)	(0.62)	(3.88)

Net asset value, end of year	$14.80	$14.95	$14.45	$12.33	$18.07

Total return	9.21%	13.93%	17.70%	(28.42)%	12.90%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,457,240	$1,456,766	$841,466	$745,413	$1,009,287
Ratio of expenses to average net assets (f)	0.92%	0.92%	0.93%	0.91%	0.90%
Ratio of net investment income (loss) to average net assets (f)	(0.09)%	(0.01)%	0.16%	0.09%	(0.25	)%(bb)
Portfolio turnover rate^	54%	51%	38%	42%	44%

	Year Ended December 31,
Class K	2025	2024	2023	2022	2021
Net asset value, beginning of year	$17.59	$16.76	$14.29	$20.82	$21.89

Income (loss) from investment operations†:
Net investment income (loss) (e)	0.03	0.04	0.06	0.06	—	(aa)
Net realized and unrealized gain (loss)	1.67	2.42	2.50	(5.93)	2.81

Total from investment operations	1.70	2.46	2.56	(5.87)	2.81

Less distributions:
Dividends from net investment income	(0.06)	(0.09)	(0.07)	(0.06)	—
Distributions from net realized gains	(1.53)	(1.54)	(0.02)	(0.60)	(3.88)

Total dividends and distributions	(1.59)	(1.63)	(0.09)	(0.66)	(3.88)

Net asset value, end of year	$17.70	$17.59	$16.76	$14.29	$20.82

Total return	9.52%	14.20%	17.97%	(28.28)%	13.25%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$517,590	$508,978	$513,536	$513,527	$647,127
Ratio of expenses to average net assets (f)	0.67%	0.67%	0.68%	0.66%	0.65%
Ratio of net investment income (loss) to average net assets (f)	0.16%	0.23%	0.41%	0.35%	(0.01	)%(bb)
Portfolio turnover rate^	54%	51%	38%	42%	44%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period may not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

*	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $(0.06) and $(0.01) for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.05% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.1%)
Entertainment (2.1%)
Spotify Technology SA*	447	$259,578

Total Communication Services		259,578

Consumer Discretionary (1.7%)
Automobile Components (1.7%)
Aptiv plc*	2,735	208,106

Total Consumer Discretionary		208,106

Energy (1.4%)
Oil, Gas & Consumable Fuels (1.4%)
Cameco Corp.	1,843	168,616

Total Energy		168,616

Financials (11.9%)
Capital Markets (6.5%)
Intercontinental Exchange, Inc.	2,019	326,997
Jefferies Financial Group, Inc.	4,582	283,947
LPL Financial Holdings, Inc.	528	188,586

		799,530

Financial Services (3.3%)
Visa, Inc., Class A	1,143	400,861

Insurance (2.1%)
Aflac, Inc.	2,356	259,796

Total Financials		1,460,187

Health Care (18.9%)
Biotechnology (3.8%)
AbbVie, Inc.	2,036	465,206

Health Care Equipment & Supplies (10.7%)
GE HealthCare Technologies, Inc.	2,960	242,779
Hologic, Inc.*	2,115	157,546
Medtronic plc	3,270	314,116
STERIS plc	1,341	339,970
Stryker Corp.	703	247,084

		1,301,495

Life Sciences Tools & Services (1.3%)
Danaher Corp.	688	157,497

Pharmaceuticals (3.1%)
Johnson & Johnson	1,855	383,892

Total Health Care		2,308,090

Industrials (14.4%)
Commercial Services & Supplies (7.4%)
Tetra Tech, Inc.	3,832	128,525
Veralto Corp.	4,305	429,553
Waste Management, Inc.	1,555	341,649

		899,727

Construction & Engineering (1.5%)
AECOM	1,888	179,983

Electrical Equipment (5.5%)
Emerson Electric Co.	1,894	251,372
Rockwell Automation, Inc.	1,089	423,697

		675,069

Total Industrials		1,754,779

Information Technology (41.7%)
Electronic Equipment, Instruments & Components (5.3%)
Flex Ltd.*	3,807	230,019
TE Connectivity plc	1,844	419,528

		649,547

IT Services (1.1%)
Shopify, Inc., Class A*	866	139,400

Semiconductors & Semiconductor Equipment (13.5%)
Broadcom, Inc.	1,379	477,272
Monolithic Power Systems, Inc.	150	135,954
NVIDIA Corp.	2,953	550,735
NXP Semiconductors NV	908	197,090
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	950	288,696

		1,649,747

Software (15.7%)
Cadence Design Systems, Inc.*	856	267,569
Crowdstrike Holdings, Inc., Class A*	508	238,130
Microsoft Corp.	1,299	628,222
Palo Alto Networks, Inc.*	1,036	190,831
Salesforce, Inc.	1,192	315,773
ServiceNow, Inc.*	1,790	274,210

		1,914,735

Technology Hardware, Storage & Peripherals (6.1%)
Apple, Inc.	2,723	740,275

Total Information Technology		5,093,704

Utilities (2.8%)
Electric Utilities (2.8%)
NextEra Energy, Inc.	4,333	347,853

Total Utilities		347,853

Total Common Stocks (94.9%) (Cost $9,554,643)		11,600,913

SHORT-TERM INVESTMENTS:
Investment Companies (2.9%)
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	349,803	349,943

Total Short-Term Investments (2.9%) (Cost $349,968)		349,943

Total Investments in Securities (97.8%) (Cost $9,904,611)		11,950,856
Other Assets Less Liabilities (2.2%)		265,343

Net Assets (100%)		$12,216,199

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$259,578	$—	$—	$259,578
Consumer Discretionary	208,106	—	—	208,106
Energy	168,616	—	—	168,616
Financials	1,460,187	—	—	1,460,187
Health Care	2,308,090	—	—	2,308,090
Industrials	1,754,779	—	—	1,754,779
Information Technology	5,093,704	—	—	5,093,704
Utilities	347,853	—	—	347,853
Short-Term Investments
Investment Companies	349,943	—	—	349,943

Total Assets	$11,950,856	$—	$—	$11,950,856

Total Liabilities	$—	$—	$—	$—

Total	$11,950,856	$—	$—	$11,950,856

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$10,501,012
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$16,036,810

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,507,397
Aggregate gross unrealized depreciation	(466,738)

Net unrealized appreciation	$2,040,659

Federal income tax cost of investments in securities and derivative instruments, if applicable	$9,910,197

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (Cost $9,904,611)	$11,950,856
Cash	300,001
Dividends, interest and other receivables	8,192
Receivable from investment manager	4,262
Other assets	68

Total assets	12,263,379

LIABILITIES
Payable for Portfolio shares repurchased	80
Distribution fees payable – Class IB	43
Accrued expenses	47,057

Total liabilities	47,180

Commitments and contingent liabilities^
NET ASSETS	$12,216,199

Net assets were comprised of:
Paid in capital	$9,904,899
Total distributable earnings (loss)	2,311,300

Net assets	$12,216,199

Class IB
Net asset value, offering and redemption price per share, $198,780 / 18,142 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.96

Class K
Net asset value, offering and redemption price per share, $12,017,419 / 1,096,483 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.96

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $2,250 foreign withholding tax)	$174,663
Interest	13,276
Securities lending (net)	108

Total income	188,047

EXPENSES
Investment management fees	104,525
Professional fees	55,381
Administrative fees	30,000
Printing and mailing expenses	20,106
Custodian fees	19,400
Distribution fees – Class IB	11,485
Trustees’ fees	598
Miscellaneous	2,705

Gross expenses	244,200
Less: Waiver from investment manager	(112,100)

Net expenses	132,100

NET INVESTMENT INCOME (LOSS)	55,947

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	1,675,825
Net change in unrealized appreciation (depreciation) on investments in securities	(565,775)

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,110,050

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,165,997

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$55,947	$50,334
Net realized gain (loss)	1,675,825	265,770
Net change in unrealized appreciation (depreciation)	(565,775)	1,245,896

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,165,997	1,562,000

Distributions to shareholders:
Class IB	(16,737)	(7,096)
Class K	(1,037,913)	(43,506)

Total distributions to shareholders	(1,054,650)	(50,602)

Tax return of capital:
Class IB	—	(68)
Class K	—	(420)

Total tax return of capital	—	(488)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 177,078 and 194,841 shares, respectively ]	1,967,010	2,180,521
Capital shares issued in reinvestment of dividends [ 1,501 and 616 shares, respectively ]	16,737	7,164
Capital shares repurchased [ (610,577) and (133,586) shares, respectively ]	(7,399,524)	(1,540,745)

Total Class IB transactions	(5,415,777)	646,940

Class K
Capital shares issued in reinvestment of dividends [ 93,087 and 3,779 shares, respectively ]	1,037,913	43,926

Total Class K transactions	1,037,913	43,926

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,377,864)	690,866

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,266,517)	2,201,776
NET ASSETS:
Beginning of year	16,482,716	14,280,940

End of year	$12,216,199	$16,482,716

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,			February 15, 2022* to December 31, 2022
Class IB	2025	2024	2023
Net asset value, beginning of period	$11.34	$10.29	$8.56	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.01	0.03	0.01
Net realized and unrealized gain (loss)	0.61	1.06	1.73	(1.43)

Total from investment operations	0.63	1.07	1.76	(1.42)

Less distributions:
Dividends from net investment income	(0.03)	(0.02)	(0.03)	(0.02)
Distributions from net realized gains	(0.98)	—	—	—
Tax return of capital	—	— #	—	—

Total dividends and distributions	(1.01)	(0.02)	(0.03)	(0.02)

Net asset value, end of period	$10.96	$11.34	$10.29	$8.56

Total return (b)	5.37%	10.36%	20.56%	(14.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$199	$5,103	$3,995	$495
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00%	1.00%	1.00%	1.00%
Before waivers and reimbursements (a)(f)	1.55%	1.63%	2.09%	3.36%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.15%	0.13%	0.30%	0.09	%(l)
Before waivers and reimbursements (a)(f)	(0.40)%	(0.50)%	(0.79)%	(2.27	)%(l)
Portfolio turnover rate^	70%	38%	20%	22	%(z)

	Year Ended December 31,			February 15, 2022* to December 31, 2022
Class K	2025	2024	2023
Net asset value, beginning of period	$11.34	$10.29	$8.56	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.04	0.05	0.02
Net realized and unrealized gain (loss)	0.61	1.05	1.73	(1.42)

Total from investment operations	0.66	1.09	1.78	(1.40)

Less distributions:
Dividends from net investment income	(0.06)	(0.04)	(0.05)	(0.04)
Distributions from net realized gains	(0.98)	—	—	—
Tax return of capital	—	— #	—	—

Total dividends and distributions	(1.04)	(0.04)	(0.05)	(0.04)

Net asset value, end of period	$10.96	$11.34	$10.29	$8.56

Total return (b)	5.62%	10.62%	20.84%	(14.02)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,017	$11,379	$10,286	$8,515
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.75%	0.75%	0.75%	0.75%
Before waivers and reimbursements (a)(f)	1.51%	1.39%	1.70%	2.76%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.43%	0.39%	0.55%	0.29	%(l)
Before waivers and reimbursements (a)(f)	(0.33)%	(0.25)%	(0.41)%	(1.72	)%(l)
Portfolio turnover rate^	70%	38%	20%	22	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.3%)
Media (1.3%)
Omnicom Group, Inc.	59,425	$4,798,569
Publicis Groupe SA	29,638	3,086,686

Total Communication Services		7,885,255

Consumer Discretionary (3.7%)
Automobile Components (1.5%)
BorgWarner, Inc.	65,090	2,932,956
Cie Generale des Etablissements Michelin SCA	91,407	3,041,103
Gentex Corp.	138,779	3,229,387

		9,203,446

Hotels, Restaurants & Leisure (0.5%)
Sodexo SA	68,291	3,507,169

Household Durables (1.7%)
Mohawk Industries, Inc.*	47,775	5,221,807
PulteGroup, Inc.	44,984	5,274,824

		10,496,631

Total Consumer Discretionary		23,207,246

Consumer Staples (10.4%)
Beverages (1.5%)
Heineken NV	51,660	4,233,973
Pernod Ricard SA	59,142	5,080,719

		9,314,692

Consumer Staples Distribution & Retail (2.1%)
Koninklijke Ahold Delhaize NV	191,050	7,829,081
Sysco Corp.	67,725	4,990,655

		12,819,736

Food Products (1.6%)
Conagra Brands, Inc.	237,279	4,107,299
General Mills, Inc.	33,012	1,535,058
Magnum Ice Cream Co. NV (The) (x)*	98,435	1,575,110
Mondelez International, Inc., Class A	51,890	2,793,239

		10,010,706

Household Products (2.9%)
Henkel AG & Co. KGaA (Preference) (q)	67,072	5,484,505
Kimberly-Clark Corp.	92,781	9,360,675
Reckitt Benckiser Group plc	41,541	3,360,832

		18,206,012

Personal Care Products (2.3%)
Estee Lauder Cos., Inc. (The), Class A	40,653	4,257,182
Kenvue, Inc.	564,146	9,731,519

		13,988,701

Total Consumer Staples		64,339,847

Energy (4.9%)
Energy Equipment & Services (1.7%)
Baker Hughes Co.	233,719	10,643,563

Oil, Gas & Consumable Fuels (3.2%)
ConocoPhillips	52,930	4,954,777
Coterra Energy, Inc.	199,675	5,255,446
Diamondback Energy, Inc.	41,211	6,195,250
ONEOK, Inc.	48,538	3,567,543

		19,973,016

Total Energy		30,616,579

Financials (14.7%)
Banks (7.2%)
Commerce Bancshares, Inc.	208,503	10,913,047
First Hawaiian, Inc.	189,954	4,805,836
Prosperity Bancshares, Inc.	118,785	8,209,231
Truist Financial Corp.	162,699	8,006,418
US Bancorp	184,250	9,831,580
Westamerica Bancorp	57,923	2,770,457

		44,536,569

Capital Markets (2.7%)
Bank of New York Mellon Corp. (The)	20,161	2,340,490
Northern Trust Corp.	65,180	8,902,936
Raymond James Financial, Inc.	7,749	1,244,412
T. Rowe Price Group, Inc.	44,465	4,552,327

		17,040,165

Insurance (4.8%)
Allstate Corp. (The)	16,446	3,423,235
Hanover Insurance Group, Inc. (The)	13,740	2,511,260
Marsh & McLennan Cos., Inc.	21,038	3,902,970
Reinsurance Group of America, Inc.	48,654	9,899,143
Willis Towers Watson plc	30,879	10,146,839

		29,883,447

Total Financials		91,460,181

Health Care (14.4%)
Health Care Equipment & Supplies (7.5%)
Becton Dickinson & Co.	49,560	9,618,109
Envista Holdings Corp.*	213,155	4,627,595
GE HealthCare Technologies, Inc.	103,997	8,529,834
Hologic, Inc.*	49,458	3,684,127
Medtronic plc	49,255	4,731,435
Zimmer Biomet Holdings, Inc.	172,550	15,515,696

		46,706,796

Health Care Providers & Services (5.4%)
Cencora, Inc.	6,749	2,279,475
Henry Schein, Inc.*	158,768	11,999,686
Labcorp Holdings, Inc.	38,813	9,737,405
Quest Diagnostics, Inc.	29,097	5,049,202
Universal Health Services, Inc., Class B	21,000	4,578,420

		33,644,188

Life Sciences Tools & Services (1.5%)
ICON plc*	30,966	5,642,624
IQVIA Holdings, Inc.*	15,317	3,452,605

		9,095,229

Total Health Care		89,446,213

Industrials (16.8%)
Aerospace & Defense (1.9%)
Hexcel Corp.	34,249	2,531,001
L3Harris Technologies, Inc.	31,088	9,126,504

		11,657,505

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Building Products (1.3%)
A.O. Smith Corp.	66,907	$4,474,740
Masco Corp.	53,153	3,373,090

		7,847,830

Commercial Services & Supplies (0.4%)
ABM Industries, Inc.	66,145	2,797,933

Electrical Equipment (0.8%)
Emerson Electric Co.	11,567	1,535,172
Sensata Technologies Holding plc	94,172	3,134,986

		4,670,158

Ground Transportation (2.4%)
CSX Corp.	247,645	8,977,131
Norfolk Southern Corp.	21,316	6,154,356

		15,131,487

Machinery (5.7%)
Cummins, Inc.	14,440	7,370,898
Dover Corp.	9,609	1,876,061
Fortive Corp.	57,563	3,178,053
IDEX Corp.	15,654	2,785,473
Oshkosh Corp.	42,105	5,289,651
PACCAR, Inc.	44,904	4,917,437
Timken Co. (The)	66,007	5,553,169
Toro Co. (The)	56,202	4,424,222

		35,394,964

Passenger Airlines (1.0%)
Southwest Airlines Co.	145,037	5,994,379

Trading Companies & Distributors (3.3%)
Ashtead Group plc	49,359	3,383,892
Bunzl plc	332,185	9,295,680
MSC Industrial Direct Co., Inc., Class A	92,415	7,772,101

		20,451,673

Total Industrials		103,945,929

Information Technology (7.2%)
Communications Equipment (0.8%)
F5, Inc.*	19,027	4,856,832

Electronic Equipment, Instruments & Components (1.6%)
CDW Corp.	29,922	4,075,376
Ralliant Corp.	75,723	3,855,058
TE Connectivity plc	8,592	1,954,766

		9,885,200

IT Services (2.1%)
Amdocs Ltd.	88,201	7,101,063
Cognizant Technology Solutions Corp., Class A	73,682	6,115,606

		13,216,669

Semiconductors & Semiconductor Equipment (1.7%)
Infineon Technologies AG	65,874	2,920,873
NXP Semiconductors NV	12,063	2,618,395
Teradyne, Inc.	27,913	5,402,840

		10,942,108

Technology Hardware, Storage & Peripherals (1.0%)
HP, Inc.	270,369	6,023,821

Total Information Technology		44,924,630

Materials (5.6%)
Chemicals (1.3%)
Axalta Coating Systems Ltd.*	114,095	3,686,409
PPG Industries, Inc.	45,588	4,670,947

		8,357,356

Construction Materials (0.9%)
Amrize Ltd.*	61,335	3,316,997
Eagle Materials, Inc.	10,455	2,160,839

		5,477,836

Containers & Packaging (2.4%)
Graphic Packaging Holding Co.	366,082	5,513,195
Packaging Corp. of America	45,297	9,341,600

		14,854,795

Metals & Mining (1.0%)
Reliance, Inc.	21,052	6,081,292

Total Materials		34,771,279

Real Estate (8.4%)
Health Care REITs (2.0%)
CareTrust REIT, Inc. (REIT)	50,852	1,838,808
Healthpeak Properties, Inc. (REIT)	359,043	5,773,412
Ventas, Inc. (REIT)	59,861	4,632,044

		12,244,264

Residential REITs (1.6%)
Equity Residential (REIT)	133,700	8,428,448
Essex Property Trust, Inc. (REIT)	7,079	1,852,433

		10,280,881

Retail REITs (2.2%)
Agree Realty Corp. (REIT)	30,188	2,174,442
Realty Income Corp. (REIT)	169,044	9,529,010
Regency Centers Corp. (REIT)	29,414	2,030,448

		13,733,900

Specialized REITs (2.6%)
American Tower Corp. (REIT)	37,123	6,517,685
Public Storage (REIT)	23,553	6,112,003
VICI Properties, Inc. (REIT), Class A	119,864	3,370,576

		16,000,264

Total Real Estate		52,259,309

Utilities (8.6%)
Electric Utilities (5.2%)
Duke Energy Corp.	38,461	4,508,014
Evergy, Inc.	131,354	9,521,851
Eversource Energy	87,556	5,895,146
PPL Corp.	91,792	3,214,556
Xcel Energy, Inc.	126,172	9,319,064

		32,458,631

Gas Utilities (2.2%)
ONE Gas, Inc.	104,312	8,058,102

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Spire, Inc.	62,350	$5,156,345

		13,214,447

Multi-Utilities (1.2%)
Northwestern Energy Group, Inc.	117,849	7,605,974

Total Utilities		53,279,052

Total Common Stocks (96.0%) (Cost $568,199,669)		596,135,520

MASTER LIMITED PARTNERSHIP:
Energy (1.5%)
Oil, Gas & Consumable Fuels (1.5%)
Enterprise Products Partners LP
(Cost $7,201,883)	292,493	9,377,326

SHORT-TERM INVESTMENTS:
Investment Companies (1.0%)
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	6,339,758	6,342,294

Total Short-Term Investments (1.0%) (Cost $6,342,004)		6,342,294

Total Investments in Securities (98.5%) (Cost $581,743,556)		611,855,140
Other Assets Less Liabilities (1.5%)		9,009,248

Net Assets (100%)		$620,864,388

*	Non-income producing.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)

All or a portion of security is on loan at December 31, 2025, the Portfolio had loaned securities with a total value of $142,612. This was collateralized by $148,546 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.875%, maturing 1/31/26 - 5/15/55.

Glossary:

EUR	— European Currency Unit
GBP	— British Pound
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Forward Foreign Currency Contracts outstanding as of December 31, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	295,089	USD	396,681	Bank of America	3/27/2026	996
GBP	1,116,913	USD	1,497,040	JPMorgan Chase Bank	3/27/2026	8,170
USD	7,568,056	EUR	6,407,221	Citibank NA	3/27/2026	9,444
USD	9,462,540	EUR	8,009,432	Goldman Sachs & Co. LLC	3/27/2026	13,798
USD	7,458,389	EUR	6,317,945	Morgan Stanley	3/27/2026	5,096
USD	6,735,196	EUR	5,700,475	UBS AG	3/27/2026	10,335

Total unrealized appreciation						47,839

GBP	418,883	USD	564,906	Bank of America	3/27/2026	(399)
USD	5,357,046	GBP	4,002,222	Citibank NA	3/27/2026	(36,552)
USD	5,354,933	GBP	4,002,222	Goldman Sachs & Co. LLC	3/27/2026	(38,666)
USD	5,355,683	GBP	4,002,222	JPMorgan Chase Bank	3/27/2026	(37,914)

Total unrealized depreciation						(113,531)

Net unrealized depreciation						(65,692)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,798,569	$3,086,686	$—	$7,885,255
Consumer Discretionary	16,658,974	6,548,272	—	23,207,246
Consumer Staples	36,775,627	27,564,220	—	64,339,847
Energy	30,616,579	—	—	30,616,579
Financials	91,460,181	—	—	91,460,181
Health Care	89,446,213	—	—	89,446,213
Industrials	91,266,357	12,679,572	—	103,945,929
Information Technology	42,003,757	2,920,873	—	44,924,630
Materials	34,771,279	—	—	34,771,279
Real Estate	52,259,309	—	—	52,259,309
Utilities	53,279,052	—	—	53,279,052
Forward Currency Contracts	—	47,839	—	47,839
Master Limited Partnerships
Energy	9,377,326	—	—	9,377,326
Short-Term Investments
Investment Companies	6,342,294	—	—	6,342,294

Total Assets	$559,055,517	$52,847,462	$—	$611,902,979

Liabilities:
Forward Currency Contracts	$—	$(113,531)	$—	$(113,531)

Total Liabilities	$—	$(113,531)	$—	$(113,531)

Total	$559,055,517	$52,733,931	$—	$611,789,448

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	$47,839

Total		$47,839

	Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	$(113,531)

Total		$(113,531)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(3,441,370)	$(3,441,370)

Total	$(3,441,370)	$(3,441,370)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(626,920)	$(626,920)

Total	$(626,920)	$(626,920)

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$3,232,000
Average settlement value sold — in USD	46,879,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2025:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$996	$(399)	$—	$597
Citibank NA	9,444	(9,444)	–	–
Goldman Sachs & Co. LLC	13,798	(13,798)	–	–
JPMorgan Chase Bank	8,170	(8,170)	–	–
Morgan Stanley	5,096	—	—	5,096
UBS AG	10,335	—	—	10,335

Total	$47,839	$(31,811)	$—	$16,028

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$399	$(399)	$—	$—
Citibank NA	36,552	(9,444)	—	27,108
Goldman Sachs & Co. LLC	38,666	(13,798)	—	24,868
JPMorgan Chase Bank	37,914	(8,170)	—	29,744

Total	$113,531	$(31,811)	$—	$81,720

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$438,074,512
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$470,343,280

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$73,630,989
Aggregate gross unrealized depreciation	(42,733,617)

Net unrealized appreciation	$30,897,372

Federal income tax cost of investments in securities and derivative instruments, if applicable	$580,892,076

For the period ended December 31, 2025, the Portfolio incurred approximately $19,739 as brokerage commissions with Bernstein Institutional Services, LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $581,743,556)	$611,855,140
Cash	8,699,999
Foreign cash (Cost $8,708)	8,701
Dividends, interest and other receivables	1,477,163
Receivable for securities sold	603,724
Receivable for Portfolio shares sold	191,863
Unrealized appreciation on forward foreign currency contracts	47,839
Securities lending income receivable	16
Other assets	2,570

Total assets	622,887,015

LIABILITIES
Payable for securities purchased	1,085,095
Investment management fees payable	308,242
Payable for Portfolio shares repurchased	273,741
Distribution fees payable – Class IB	116,265
Unrealized depreciation on forward foreign currency contracts	113,531
Administrative fees payable	47,558
Trustees’ fees payable	217
Accrued expenses	77,978

Total liabilities	2,022,627

Commitments and contingent liabilities^
NET ASSETS	$620,864,388

Net assets were comprised of:
Paid in capital	$586,989,335
Total distributable earnings (loss)	33,875,053

Net assets	$620,864,388

Class IB
Net asset value, offering and redemption price per share, $545,231,382 / 25,164,781 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.67

Class K
Net asset value, offering and redemption price per share, $75,633,006 / 3,491,473 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.66

(x)	Includes value of securities on loan of $142,612.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $227,239 foreign withholding tax)	$16,124,819
Interest	343,592
Securities lending (net)	4,087

Total income	16,472,498

EXPENSES
Investment management fees	5,494,843
Distribution fees – Class IB	1,335,231
Administrative fees	553,008
Professional fees	113,489
Custodian fees	66,100
Printing and mailing expenses	44,774
Trustees’ fees	21,053
Miscellaneous	24,880

Gross expenses	7,653,378
Less: Waiver from investment manager	(1,749,549)

Net expenses	5,903,829

NET INVESTMENT INCOME (LOSS)	10,568,669

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	38,468,436
Forward foreign currency contracts	(3,441,370)
Foreign currency transactions	7,193

Net realized gain (loss)	35,034,259

Change in unrealized appreciation (depreciation) on:
Investments in securities	6,631,475
Forward foreign currency contracts	(626,920)
Foreign currency translations	5,613

Net change in unrealized appreciation (depreciation)	6,010,168

NET REALIZED AND UNREALIZED GAIN (LOSS)	41,044,427

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$51,613,096

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,568,669	$11,135,924
Net realized gain (loss)	35,034,259	44,651,410
Net change in unrealized appreciation (depreciation)	6,010,168	(6,367,932)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	51,613,096	49,419,402

Distributions to shareholders:
Class IB	(45,718,439)	(39,241,974)
Class K	(6,527,061)	(5,917,311)

Total distributions to shareholders	(52,245,500)	(45,159,285)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,522,324 and 1,497,651 shares, respectively ]	34,076,839	33,747,744
Capital shares issued in reinvestment of dividends and distributions [ 2,059,007 and 1,756,086 shares, respectively ]	45,718,439	39,241,974
Capital shares repurchased [ (2,867,037) and (3,110,224) shares, respectively ]	(64,152,242)	(70,474,924)

Total Class IB transactions	15,643,036	2,514,794

Class K
Capital shares sold [ 214,803 and 44,000 shares, respectively ]	4,396,027	992,773
Capital shares issued in reinvestment of dividends and distributions [ 294,046 and 264,917 shares, respectively ]	6,527,061	5,917,311
Capital shares repurchased [ (589,843) and (348,746) shares, respectively ]	(13,070,187)	(7,932,782)

Total Class K transactions	(2,147,099)	(1,022,698)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	13,495,937	1,492,096

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,863,533	5,752,213
NET ASSETS:
Beginning of year	608,000,855	602,248,642

End of year	$620,864,388	$608,000,855

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025		2024		2023		2022		2021
Net asset value, beginning of year	$21.70		$21.57		$21.50		$25.00		$23.11

Income (loss) from investment operations:
Net investment income (loss) (e)	0.38		0.40		0.39		0.41	(1)	0.34
Net realized and unrealized gain (loss)	1.54		1.45		0.87		(0.76)		4.88

Total from investment operations	1.92		1.85		1.26		(0.35)		5.22

Less distributions:
Dividends from net investment income	(0.28)		(0.42)		(0.33)		(0.70)		(0.30)
Distributions from net realized gains	(1.67)		(1.30)		(0.86)		(2.45)		(3.03)

Total dividends and distributions	(1.95)		(1.72)		(1.19)		(3.15)		(3.33)

Net asset value, end of year	$21.67		$21.70		$21.57		$21.50		$25.00

Total return	8.72%		8.37%		5.98%		(1.47)%		23.02%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$545,231		$530,512		$524,357		$510,935		$525,686
Ratio of expenses to average net assets:
After waivers (f)	1.00	%(j)	1.00	%(j)	1.00	%(j)	1.00	%(j)	1.00	%(j)
Before waivers (f)	1.28%		1.29%		1.29%		1.28%		1.28%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.70%		1.79%		1.82%		1.71	%(aa)	1.28%
Before waivers (f)	1.41%		1.50%		1.52%		1.43	%(aa)	1.00%
Portfolio turnover rate^	73%		58%		49%		75%		51%

	Year Ended December 31,
Class K	2025		2024		2023		2022		2021
Net asset value, beginning of year	$21.69		$21.56		$21.49		$24.99		$23.09

Income (loss) from investment operations:
Net investment income (loss) (e)	0.44		0.46		0.44		0.48	(1)	0.39
Net realized and unrealized gain (loss)	1.54		1.45		0.87		(0.77)		4.91

Total from investment operations	1.98		1.91		1.31		(0.29)		5.30

Less distributions:
Dividends from net investment income	(0.34)		(0.48)		(0.38)		(0.76)		(0.37)
Distributions from net realized gains	(1.67)		(1.30)		(0.86)		(2.45)		(3.03)

Total dividends and distributions	(2.01)		(1.78)		(1.24)		(3.21)		(3.40)

Net asset value, end of year	$21.66		$21.69		$21.56		$21.49		$24.99

Total return	8.98%		8.62%		6.23%		(1.24)%		23.35%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$75,633		$77,489		$77,891		$80,988		$79,617
Ratio of expenses to average net assets:
After waivers (f)	0.75	%(j)	0.75	%(j)	0.75	%(j)	0.75	%(j)	0.75	%(j)
Before waivers (f)	1.03%		1.04%		1.04%		1.03%		1.03%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.95%		2.04%		2.06%		1.98	%(aa)	1.48%
Before waivers (f)	1.67%		1.75%		1.77%		1.70	%(aa)	1.20%
Portfolio turnover rate^	73%		58%		49%		75%		51%
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.37 and $0.44 for Class IB and Class K, respectively.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IB and 0.75% for Class K.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.17% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (64.9%)
iShares Core MSCI EAFE ETF	338,700	$30,300,102
iShares Core S&P 500 ETF	39,600	27,123,624
iShares Core S&P Mid-Cap ETF	106,700	7,042,200
iShares Russell 2000 ETF(x)	31,000	7,630,960
State Street SPDR Portfolio S&P 500 ETF	337,700	27,090,294
Vanguard S&P 500 ETF	43,100	27,029,303

Total Equity		126,216,483

Fixed Income (34.6%)
Vanguard Intermediate-Term Corporate Bond ETF(x)	804,300	67,360,125

Total Exchange Traded Funds (99.5%) (Cost $160,445,694)		193,576,608

SHORT-TERM INVESTMENTS:
Investment Companies (1.0%)
Allspring Government Money Market Fund, Select Shares 3.72% (7 day yield) (xx)	900,000	900,000

Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	34,387	34,387
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	1,031,433	1,031,846

Total Investment Companies		1,966,233

Total Short-Term Investments (1.0%) (Cost $1,966,188)		1,966,233

Total Investments in Securities (100.5%) (Cost $162,411,882)		195,542,841
Other Assets Less Liabilities (-0.5%)		(1,021,927)

Net Assets (100%)		$194,520,914

(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $53,330,049. This was collateralized by $53,702,622 of various U.S. Government Treasury Securities, ranging from 0.125% – 6.250%, maturing 1/15/26 – 5/15/55 and by cash of $934,387 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$193,576,608	$—	$—	$193,576,608
Short-Term Investments
Investment Companies	1,966,233	—	—	1,966,233

Total Assets	$195,542,841	$—	$—	$195,542,841

Total Liabilities	$—	$—	$—	$—

Total	$195,542,841	$—	$—	$195,542,841

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$192,243,392
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$173,804,513

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,227,247
Aggregate gross unrealized depreciation	(467,378)

Net unrealized appreciation	$30,759,869

Federal income tax cost of investments in securities and derivative instruments, if applicable	$164,782,972

For the period ended December 31, 2025, the Portfolio incurred approximately $2,591 as brokerage commissions with Bernstein Institutional Services, LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $162,411,882)	$195,542,841
Cash	299,999
Receivable for Portfolio shares sold	182,427
Securities lending income receivable	13,663
Dividends, interest and other receivables	3,641
Other assets	1,490

Total assets	196,044,061

LIABILITIES
Payable for return of collateral on securities loaned	934,387
Payable for securities purchased	365,869
Investment management fees payable	115,655
Distribution fees payable – Class IB	41,039
Administrative fees payable	20,328
Payable for Portfolio shares repurchased	3,009
Accrued expenses	42,860

Total liabilities	1,523,147

Commitments and contingent liabilities^
NET ASSETS	$194,520,914

Net assets were comprised of:
Paid in capital	$163,442,884
Total distributable earnings (loss)	31,078,030

Net assets	$194,520,914

Class IB
Net asset value, offering and redemption price per share, $194,520,914 / 14,477,458 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.44

(x)	Includes value of securities on loan of $53,330,049.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends	$5,294,801
Interest	12,212
Securities lending (net)	135,616

Total income	5,442,629

EXPENSES
Investment management fees	1,384,197
Distribution fees – Class IB	432,561
Administrative fees	216,195
Professional fees	58,932
Printing and mailing expenses	21,627
Custodian fees	10,500
Trustees’ fees	5,723
Miscellaneous	5,506

Gross expenses	2,135,241
Less: Waiver from investment manager	(223,292)

Net expenses	1,911,949

NET INVESTMENT INCOME (LOSS)	3,530,680

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(296,911)
Net change in unrealized appreciation (depreciation) on investments in securities	17,295,240

NET REALIZED AND UNREALIZED GAIN (LOSS)	16,998,329

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,529,009

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,530,680	$2,414,611
Net realized gain (loss)	(296,911)	3,715,201
Net change in unrealized appreciation (depreciation)	17,295,240	7,638,620

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	20,529,009	13,768,432

Distributions to shareholders:
Class IB	(3,625,490)	(6,086,732)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,785,700 and 2,904,096 shares, respectively ]	22,906,825	35,202,921
Capital shares issued in reinvestment of dividends [ 270,699 and 487,772 shares, respectively ]	3,625,490	6,086,732
Capital shares repurchased [ (664,020) and (854,142) shares, respectively ]	(8,405,907)	(10,489,243)

Total Class IB transactions	18,126,408	30,800,410

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	18,126,408	30,800,410

TOTAL INCREASE (DECREASE) IN NET ASSETS	35,029,927	38,482,110
NET ASSETS:
Beginning of year	159,490,987	121,008,877

End of year	$194,520,914	$159,490,987

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025		2024		2023		2022		2021
Net asset value, beginning of year	$12.19		$11.47		$10.07		$12.60		$11.69

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.26		0.21		0.20		0.14		0.12
Net realized and unrealized gain (loss)	1.25		1.00		1.37		(2.32)		0.98

Total from investment operations	1.51		1.21		1.57		(2.18)		1.10

Less distributions:
Dividends from net investment income	(0.24)		(0.19)		(0.17)		(0.15)		(0.09)
Distributions from net realized gains	(0.02)		(0.30)		—		(0.20)		(0.10)

Total dividends and distributions	(0.26)		(0.49)		(0.17)		(0.35)		(0.19)

Net asset value, end of year	$13.44		$12.19		$11.47		$10.07		$12.60

Total return	12.37%		10.43%		15.62%		(17.28)%		9.36%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$194,521		$159,491		$121,009		$82,790		$81,197
Ratio of expenses to average net assets:
After waivers (f)	1.10	%(j)	1.10	%(j)	1.10	%(j)	1.13	%(k)	1.14	%(o)
Before waivers (f)	1.23%		1.25%		1.27%		1.28%		1.29%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	2.04%		1.67%		1.83%		1.25%		0.96%
Before waivers (f)(x)	1.91%		1.53%		1.66%		1.11%		0.81%
Portfolio turnover rate^	100%		94%		71%		248%		87%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.2%)
Entertainment (0.6%)
ROBLOX Corp., Class A*	50,501	$4,092,096

Interactive Media & Services (8.1%)
Alphabet, Inc., Class C	115,924	36,376,951
Meta Platforms, Inc., Class A	33,964	22,419,297

		58,796,248

Wireless Telecommunication Services (0.5%)
T-Mobile US, Inc.	19,323	3,923,342

Total Communication Services		66,811,686

Consumer Discretionary (10.6%)
Broadline Retail (3.5%)
Amazon.com, Inc.*	109,973	25,383,968

Hotels, Restaurants & Leisure (5.6%)
Booking Holdings, Inc.	840	4,498,477
Chipotle Mexican Grill, Inc.*	169,609	6,275,533
Flutter Entertainment plc, Class DI*	21,693	4,664,863
Marriott International, Inc., Class A	25,822	8,011,017
Royal Caribbean Cruises Ltd.	42,748	11,923,272
Yum! Brands, Inc.	33,117	5,009,940

		40,383,102

Specialty Retail (1.5%)
Burlington Stores, Inc.*	21,091	6,092,135
Tractor Supply Co.	93,320	4,666,933

		10,759,068

Total Consumer Discretionary		76,526,138

Consumer Staples (4.9%)
Consumer Staples Distribution & Retail (0.7%)
Dollar Tree, Inc.*	41,650	5,123,367

Food Products (0.8%)
Mondelez International, Inc., Class A	107,000	5,759,810

Household Products (0.7%)
Church & Dwight Co., Inc.	58,485	4,903,967

Tobacco (2.7%)
Philip Morris International, Inc.	124,780	20,014,712

Total Consumer Staples		35,801,856

Energy (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
ConocoPhillips	37,778	3,536,399

Total Energy		3,536,399

Financials (14.9%)
Banks (4.7%)
Bank of America Corp.	140,598	7,732,890
JPMorgan Chase & Co.	55,018	17,727,900
Truist Financial Corp.	171,000	8,414,910

		33,875,700

Capital Markets (1.8%)
KKR & Co., Inc.	76,814	9,792,249
S&P Global, Inc.	6,617	3,457,978

		13,250,227

Consumer Finance (0.9%)
Capital One Financial Corp.	27,031	6,551,233

Financial Services (4.8%)
Mastercard, Inc., Class A	26,585	15,176,845
Toast, Inc., Class A*	212,457	7,544,348
Visa, Inc., Class A	34,403	12,065,476

		34,786,669

Insurance (2.7%)
Brown & Brown, Inc.	46,457	3,702,623
Marsh & McLennan Cos., Inc.	41,557	7,709,654
Progressive Corp. (The)	35,425	8,066,981

		19,479,258

Total Financials		107,943,087

Health Care (7.0%)
Biotechnology (2.1%)
AbbVie, Inc.	29,190	6,669,623
Amgen, Inc.	25,921	8,484,203

		15,153,826

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	47,876	5,998,384

Health Care Providers & Services (1.7%)
Humana, Inc.	11,921	3,053,325
UnitedHealth Group, Inc.	27,571	9,101,463

		12,154,788

Life Sciences Tools & Services (1.4%)
Danaher Corp.	22,091	5,057,072
Mettler-Toledo International, Inc.*	3,879	5,408,063

		10,465,135

Pharmaceuticals (1.0%)
Royalty Pharma plc, Class A	184,460	7,127,534

Total Health Care		50,899,667

Industrials (10.3%)
Aerospace & Defense (4.3%)
ATI, Inc.*	86,879	9,970,234
GE Aerospace	36,611	11,277,287
TransDigm Group, Inc.	7,772	10,335,594

		31,583,115

Air Freight & Logistics (1.2%)
FedEx Corp.	28,989	8,373,763

Building Products (0.8%)
Lennox International, Inc.	11,400	5,535,612

Commercial Services & Supplies (0.4%)
Waste Connections, Inc.	18,500	3,244,160

Ground Transportation (0.4%)
Saia, Inc.*	8,695	2,839,091

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Machinery (1.5%)
Caterpillar, Inc.	9,772	$5,598,085
Ingersoll Rand, Inc.	68,954	5,462,536

		11,060,621

Trading Companies & Distributors (1.7%)
FTAI Aviation Ltd.	61,993	12,203,322

Total Industrials		74,839,684

Information Technology (32.2%)
Electronic Equipment, Instruments & Components (2.3%)
Amphenol Corp., Class A	65,162	8,805,993
TE Connectivity plc	34,882	7,936,004

		16,741,997

IT Services (1.2%)
Accenture plc, Class A	19,456	5,220,045
Gartner, Inc.*	14,131	3,564,969

		8,785,014

Semiconductors & Semiconductor Equipment (17.9%)
Broadcom, Inc.	157,895	54,647,459
Intel Corp.*	105,546	3,894,647
KLA Corp.	13,744	16,700,060
Micron Technology, Inc.	80,961	23,107,079
NVIDIA Corp.	167,280	31,197,720

		129,546,965

Software (8.1%)
Atlassian Corp., Class A*	22,118	3,586,212
Microsoft Corp.	67,832	32,804,912
Salesforce, Inc.	53,277	14,113,610
ServiceNow, Inc.*	53,720	8,229,367

		58,734,101

Technology Hardware, Storage & Peripherals (2.7%)
Apple, Inc.	73,206	19,901,783

Total Information Technology		233,709,860

Materials (1.5%)
Chemicals (1.5%)
Air Products and Chemicals, Inc.	18,683	4,615,075
Linde plc	15,211	6,485,818

Total Materials		11,100,893

Real Estate (1.9%)
Health Care REITs (1.4%)
Welltower, Inc. (REIT)	55,510	10,303,211

Specialized REITs (0.5%)
Public Storage (REIT)	13,121	3,404,900

Total Real Estate		13,708,111

Utilities (5.9%)
Electric Utilities (1.7%)
Constellation Energy Corp.	35,615	12,581,711

Gas Utilities (2.1%)
Atmos Energy Corp.	92,032	15,427,324

Multi-Utilities (2.1%)
NiSource, Inc.	359,646	15,018,817

Total Utilities		43,027,852

Total Investments in Securities (98.9%) (Cost $356,184,409)		717,905,233
Other Assets Less Liabilities (1.1%)		8,018,671

Net Assets (100%)		$725,923,904

*	Non-income producing.

Glossary:

REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$66,811,686	$—	$—	$66,811,686
Consumer Discretionary	76,526,138	—	—	76,526,138
Consumer Staples	35,801,856	—	—	35,801,856
Energy	3,536,399	—	—	3,536,399
Financials	107,943,087	—	—	107,943,087

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Health Care	$50,899,667	$—	$—	$50,899,667
Industrials	74,839,684	—	—	74,839,684
Information Technology	233,709,860	—	—	233,709,860
Materials	11,100,893	—	—	11,100,893
Real Estate	13,708,111	—	—	13,708,111
Utilities	43,027,852	—	—	43,027,852

Total Assets	$717,905,233	$—	$—	$717,905,233

Total Liabilities	$—	$—	$—	$—

Total	$717,905,233	$—	$—	$717,905,233

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$122,503,099
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$183,899,043

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$362,169,770
Aggregate gross unrealized depreciation	(7,097,763)

Net unrealized appreciation	$355,072,007

Federal income tax cost of investments in securities and derivative instruments, if applicable	$362,833,226

For the period ended December 31, 2025, the Portfolio incurred approximately $88 as brokerage commissions with Bernstein Institutional Services, LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (Cost $356,184,409)	$717,905,233
Cash	8,590,891
Dividends, interest and other receivables	427,860
Receivable for Portfolio shares sold	25,075
Other assets	2,702

Total assets	726,951,761

LIABILITIES
Investment management fees payable	363,740
Payable for Portfolio shares repurchased	356,182
Distribution fees payable – Class IB	153,462
Administrative fees payable	55,122
Trustees’ fees payable	1,352
Accrued expenses	97,999

Total liabilities	1,027,857

Commitments and contingent liabilities^
NET ASSETS	$725,923,904

Net assets were comprised of:
Paid in capital	$356,013,345
Total distributable earnings (loss)	369,910,559

Net assets	$725,923,904

Class IB
Net asset value, offering and redemption price per share, $725,923,904 / 19,471,493 shares outstanding (unlimited amount authorized: $0.01 par value)	$37.28

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $6,203 foreign withholding tax)	$7,340,024
Interest	403,030
Securities lending (net)	1,369

Total income	7,744,423

EXPENSES
Investment management fees	4,449,401
Distribution fees – Class IB	1,711,306
Administrative fees	619,486
Professional fees	74,758
Printing and mailing expenses	44,832
Custodian fees	35,000
Trustees’ fees	23,090
Miscellaneous	15,512

Gross expenses	6,973,385
Less: Waiver from investment manager	(313,581)
Voluntary waiver from investment manager	(154,989)

Net expenses	6,504,815

NET INVESTMENT INCOME (LOSS)	1,239,608

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	69,372,942
Net change in unrealized appreciation (depreciation) on investments in securities	54,065,119

NET REALIZED AND UNREALIZED GAIN (LOSS)	123,438,061

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$124,677,669

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,239,608	$1,994,325
Net realized gain (loss)	69,372,942	58,307,503
Net change in unrealized appreciation (depreciation)	54,065,119	101,542,526

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	124,677,669	161,844,354

Distributions to shareholders:
Class IB	(60,316,240)	(84,355,270)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 17,757 shares, respectively ]	—	574,791
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (2,695,513) shares, respectively ]	—	(92,743,259)
Capital shares repurchased [ 0 and (178,453) shares, respectively ]	—	(5,732,244)

Total Class IA transactions	—	(97,900,712)

Class IB
Capital shares sold [ 610,215 and 438,928 shares, respectively ]	22,026,701	14,977,448
Capital shares issued in connection with share class combination (Note 1) [ 0 and 2,690,338 shares, respectively ]	—	92,743,259
Capital shares issued in reinvestment of dividends and distributions [ 1,627,246 and 2,394,757 shares, respectively ]	60,316,240	84,355,270
Capital shares repurchased [ (2,351,647) and (2,166,935) shares, respectively ]	(85,340,414)	(74,311,882)

Total Class IB transactions	(2,997,473)	117,764,095

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,997,473)	19,863,383

TOTAL INCREASE (DECREASE) IN NET ASSETS	61,363,956	97,352,467
NET ASSETS:
Beginning of year	664,559,948	567,207,481

End of year	$725,923,904	$664,559,948

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025		2024		2023		2022	2021
Net asset value, beginning of year	$33.93		$29.73		$25.47		$35.80	$30.55

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	(2)	0.11	(1)	0.09	(3)	0.05	(0.04)
Net realized and unrealized gain (loss)	6.63		8.83		5.68		(6.79)	7.04

Total from investment operations	6.70		8.94		5.77		(6.74)	7.00

Less distributions:
Dividends from net investment income	(0.17)		(0.57)		(0.10)		(0.05)	—
Distributions from net realized gains	(3.18)		(4.17)		(1.41)		(3.54)	(1.75)

Total dividends and distributions	(3.35)		(4.74)		(1.51)		(3.59)	(1.75)

Net asset value, end of year	$37.28		$33.93		$29.73		$25.47	$35.80

Total return	19.83%		29.87%		22.98%		(18.97)%	23.06%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$725,924		$664,560		$482,458		$428,260	$562,690
Ratio of expenses to average net assets:
After waivers (f)	0.95	%(i)	0.96	%(i)	0.97%		0.97%	0.97%
Before waivers (f)	1.02%		1.02%		1.03%		1.02%	1.02%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.18	%(aa)	0.32	%(aa)	0.33	%(bb)	0.17%	(0.11)%
Before waivers (f)	0.11	%(aa)	0.26	%(aa)	0.27	%(bb)	0.11%	(0.15)%
Portfolio turnover rate^	18%		25%		33%		25%	20%
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $0.08 for Class IB.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $0.03 for Class IB.
(3)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $0.07 for Class IB.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(i)	Includes voluntary waiver from investment manager of 0.02%.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for the class would have been 0.10% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for the class would have been 0.08% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (12.5%)
Entertainment (3.5%)
Netflix, Inc.*	168,092	$15,760,306

Interactive Media & Services (9.0%)
Alphabet, Inc., Class A	42,900	13,427,700
Meta Platforms, Inc., Class A	41,003	27,065,670

		40,493,370

Total Communication Services		56,253,676

Consumer Discretionary (13.3%)
Automobiles (2.2%)
Tesla, Inc.*	22,000	9,893,840

Broadline Retail (7.8%)
Amazon.com, Inc.*	151,320	34,927,682

Hotels, Restaurants & Leisure (3.3%)
Airbnb, Inc., Class A*	61,700	8,373,924
Chipotle Mexican Grill, Inc.*	181,600	6,719,200

		15,093,124

Total Consumer Discretionary		59,914,646

Consumer Staples (1.3%)
Beverages (1.3%)
Monster Beverage Corp.*	75,320	5,774,784

Total Consumer Staples		5,774,784

Financials (7.4%)
Capital Markets (1.3%)
S&P Global, Inc.	10,732	5,608,436

Financial Services (4.6%)
PayPal Holdings, Inc.	38,300	2,235,954
Visa, Inc., Class A	52,461	18,398,597

		20,634,551

Insurance (1.5%)
Marsh & McLennan Cos., Inc.	36,896	6,844,946

Total Financials		33,087,933

Health Care (7.8%)
Biotechnology (1.8%)
Vertex Pharmaceuticals, Inc.*	18,100	8,205,816

Health Care Equipment & Supplies (4.1%)
Intuitive Surgical, Inc.*	21,500	12,176,740
Stryker Corp.	17,100	6,010,137

		18,186,877

Life Sciences Tools & Services (1.9%)
Thermo Fisher Scientific, Inc.	14,797	8,574,122

Total Health Care		34,966,815

Industrials (8.2%)
Aerospace & Defense (1.5%)
Airbus SE (ADR)	113,219	6,557,644

Electrical Equipment (2.1%)
Eaton Corp. plc	29,660	9,447,007

Ground Transportation (1.5%)
Uber Technologies, Inc.*	82,880	6,772,125

Industrial Conglomerates (1.1%)
Honeywell International, Inc.	26,700	5,208,903

Trading Companies & Distributors (2.0%)
W.W. Grainger, Inc.	8,740	8,819,097

Total Industrials		36,804,776

Information Technology (44.6%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	10,400	1,362,712

Semiconductors & Semiconductor Equipment (20.1%)
ASML Holding NV (Registered) (ADR)	9,440	10,099,478
Broadcom, Inc.	28,257	9,779,748
Marvell Technology, Inc.	31,300	2,659,874
NVIDIA Corp.	311,200	58,038,800
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	31,254	9,497,778

		90,075,678

Software (18.4%)
Datadog, Inc., Class A*	17,900	2,434,221
Intuit, Inc.	15,400	10,201,268
Microsoft Corp.	68,027	32,899,218
Oracle Corp.	52,629	10,257,918
Palo Alto Networks, Inc.*	57,800	10,646,760
Salesforce, Inc.	18,805	4,981,632
ServiceNow, Inc.*	24,600	3,768,474
Synopsys, Inc.*	16,123	7,573,296

		82,762,787

Technology Hardware, Storage & Peripherals (5.8%)
Apple, Inc.	96,134	26,134,990

Total Information Technology		200,336,167

Materials (2.8%)
Chemicals (2.8%)
Linde plc	13,900	5,926,821
Sherwin-Williams Co. (The)	20,600	6,675,018

Total Materials		12,601,839

Real Estate (1.4%)
Specialized REITs (1.4%)
Equinix, Inc. (REIT)	8,400	6,435,744

Total Real Estate		6,435,744

Total Investments in Securities (99.3%) (Cost $180,675,506)		446,176,380
Other Assets Less Liabilities (0.7%)		3,246,264

Net Assets (100%)		$449,422,644

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$56,253,676	$—	$—	$56,253,676
Consumer Discretionary	59,914,646	—	—	59,914,646
Consumer Staples	5,774,784	—	—	5,774,784
Financials	33,087,933	—	—	33,087,933
Health Care	34,966,815	—	—	34,966,815
Industrials	36,804,776	—	—	36,804,776
Information Technology	200,336,167	—	—	200,336,167
Materials	12,601,839	—	—	12,601,839
Real Estate	6,435,744	—	—	6,435,744

Total Assets	$446,176,380	$—	$—	$446,176,380

Total Liabilities	$—	$—	$—	$—

Total	$446,176,380	$—	$—	$446,176,380

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$98,861,231
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$146,463,091

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$274,743,228
Aggregate gross unrealized depreciation	(9,267,967)

Net unrealized appreciation	$265,475,261

Federal income tax cost of investments in securities and derivative instruments, if applicable	$180,701,119

For the period ended December 31, 2025, the Portfolio incurred approximately $1,572 as brokerage commissions with Bernstein Institutional Services, LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (Cost $180,675,506)	$446,176,380
Cash	2,687,606
Receivable for securities sold	906,066
Dividends, interest and other receivables	64,145
Receivable for Portfolio shares sold	35,301
Other assets	1,801

Total assets	449,871,299

LIABILITIES
Investment management fees payable	240,799
Distribution fees payable – Class IB	93,828
Payable for Portfolio shares repurchased	38,044
Administrative fees payable	34,262
Accrued expenses	41,722

Total liabilities	448,655

Commitments and contingent liabilities^
NET ASSETS	$449,422,644

Net assets were comprised of:
Paid in capital	$180,447,702
Total distributable earnings (loss)	268,974,942

Net assets	$449,422,644

Class IB
Net asset value, offering and redemption price per share, $442,240,770 / 26,364,444 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.77

Class K
Net asset value, offering and redemption price per share, $7,181,874 / 385,467 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.63

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $43,076 foreign withholding tax)	$2,379,356
Interest	237,225
Securities lending (net)	1,057

Total income	2,617,638

EXPENSES
Investment management fees	2,908,961
Distribution fees – Class IB	1,100,174
Administrative fees	405,048
Professional fees	66,766
Printing and mailing expenses	36,790
Custodian fees	29,700
Trustees’ fees	15,325
Miscellaneous	10,655

Gross expenses	4,573,419
Less: Waiver from investment manager	(117,076)

Net expenses	4,456,343

NET INVESTMENT INCOME (LOSS)	(1,838,705)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	44,243,366
Net change in unrealized appreciation (depreciation) on investments in securities	(9,361,894)

NET REALIZED AND UNREALIZED GAIN (LOSS)	34,881,472

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,042,767

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,838,705)	$(1,364,885)
Net realized gain (loss)	44,243,366	36,465,608
Net change in unrealized appreciation (depreciation)	(9,361,894)	69,059,275

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	33,042,767	104,159,998

Distributions to shareholders:
Class IB	(47,543,738)	(30,281,773)
Class K	(726,701)	(510,012)

Total distributions to shareholders	(48,270,439)	(30,791,785)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 32,964 shares, respectively ]	—	535,486
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (1,015,080) shares, respectively ]	—	(18,377,252)
Capital shares repurchased [ 0 and (96,941) shares, respectively ]	—	(1,646,141)

Total Class IA transactions	—	(19,487,907)

Class IB
Capital shares sold [ 1,384,588 and 1,208,623 shares, respectively ]	24,692,629	20,373,444
Capital shares issued in connection with share class combination (Note 1) [ 0 and 1,069,324 shares, respectively ]	—	18,377,252
Capital shares issued in reinvestment of dividends and distributions [ 2,816,600 and 1,684,773 shares, respectively ]	47,543,738	30,281,773
Capital shares repurchased [ (3,704,398) and (3,995,356) shares, respectively ]	(65,558,821)	(67,824,185)

Total Class IB transactions	6,677,546	1,208,284

Class K
Capital shares sold [ 51,666 and 224,927 shares, respectively ]	1,029,367	3,978,943
Capital shares issued in reinvestment of dividends and distributions [ 38,800 and 25,902 shares, respectively ]	726,701	510,012
Capital shares repurchased [ (144,186) and (327,945) shares, respectively ]	(2,792,270)	(6,071,700)

Total Class K transactions	(1,036,202)	(1,582,745)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,641,344	(19,862,368)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,586,328)	53,505,845
NET ASSETS:
Beginning of year	459,008,972	405,503,127

End of year	$449,422,644	$459,008,972

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025	2024	2023	2022	2021
Net asset value, beginning of year	$17.42	$14.69	$10.40	$17.82	$15.64

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.07)	(0.05)	(0.04)	(0.04)	(0.07)
Net realized and unrealized gain (loss)	1.39	4.02	4.79	(5.61)	3.44

Total from investment operations	1.32	3.97	4.75	(5.65)	3.37

Less distributions:
Distributions from net realized gains	(1.97)	(1.24)	(0.46)	(1.77)	(1.19)

Net asset value, end of year	$16.77	$17.42	$14.69	$10.40	$17.82

Total return	7.69%	26.79%	45.91%	(32.13)%	21.67%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$442,241	$450,622	$380,553	$289,321	$455,081
Ratio of expenses to average net assets:
After waivers (f)	1.00%	1.00%	1.00%	1.00%	1.00%
Before waivers (f)	1.03%	1.03%	1.03%	1.03%	1.02%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.42)%	(0.31)%	(0.28)%	(0.30)%	(0.40)%
Before waivers (f)	(0.44)%	(0.34)%	(0.31)%	(0.33)%	(0.42)%
Portfolio turnover rate^	22%	15%	10%	28%	16%

	Year Ended December 31,
Class K	2025	2024	2023	2022	2021
Net asset value, beginning of year	$19.10	$15.98	$11.26	$19.03	$16.59

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03)	(0.01)	— #	(0.01)	(0.03)
Net realized and unrealized gain (loss)	1.53	4.37	5.18	(5.99)	3.66

Total from investment operations	1.50	4.36	5.18	(6.00)	3.63

Less distributions:
Distributions from net realized gains	(1.97)	(1.24)	(0.46)	(1.77)	(1.19)

Net asset value, end of year	$18.63	$19.10	$15.98	$11.26	$19.03

Total return	7.96%	27.07%	46.23%	(31.92)%	22.00%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$7,182	$8,387	$8,248	$4,045	$8,180
Ratio of expenses to average net assets:
After waivers (f)	0.75%	0.75%	0.75%	0.75%	0.75%
Before waivers (f)	0.78%	0.78%	0.79%	0.78%	0.77%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.16)%	(0.06)%	(0.03)%	(0.05)%	(0.15)%
Before waivers (f)	(0.19)%	(0.08)%	(0.07)%	(0.09)%	(0.17)%
Portfolio turnover rate^	22%	15%	10%	28%	16%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.5%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	31,856	$791,303
Verizon Communications, Inc.	18,945	771,630

		1,562,933

Entertainment (1.1%)
Electronic Arts, Inc.	995	203,308
Live Nation Entertainment, Inc.*	23,899	3,405,608
Netflix, Inc.*	19,040	1,785,191
Take-Two Interactive Software, Inc.*	766	196,119
TKO Group Holdings, Inc., Class A	307	64,163
Walt Disney Co. (The)	8,022	912,663
Warner Bros Discovery, Inc.*	11,171	321,948

		6,889,000

Interactive Media & Services (4.0%)
Alphabet, Inc., Class A	26,143	8,182,759
Alphabet, Inc., Class C	20,895	6,556,851
Match Group, Inc.	1,119	36,132
Meta Platforms, Inc., Class A	9,786	6,459,641
Reddit, Inc., Class A*	19,400	4,459,478

		25,694,861

Media (0.1%)
Charter Communications, Inc., Class A*	382	79,743
Comcast Corp., Class A	16,331	488,134
Fox Corp., Class A	901	65,836
Fox Corp., Class B	676	43,893
News Corp., Class A	1,638	42,784
News Corp., Class B	511	15,141
Omnicom Group, Inc.	1,419	114,584
Paramount Skydance Corp., Class B	1,228	16,455
Trade Desk, Inc. (The), Class A*	1,988	75,464

		942,034

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	2,151	436,739

Total Communication Services		35,525,567

Consumer Discretionary (8.8%)
Automobile Components (0.0%)†
Aptiv plc*	1,006	76,547

Automobiles (1.0%)
Ford Motor Co.	17,675	231,896
General Motors Co.	4,192	340,893
Tesla, Inc.*	12,626	5,678,165

		6,250,954

Broadline Retail (3.7%)
Amazon.com, Inc.*	43,713	10,089,834
eBay, Inc.	2,009	174,984
Global-e Online Ltd.*	97,317	3,825,531
MercadoLibre, Inc.*	4,945	9,960,516

		24,050,865

Distributors (0.0%)†
Genuine Parts Co.	655	80,539
Pool Corp.	148	33,855

		114,394

Hotels, Restaurants & Leisure (1.5%)
Airbnb, Inc., Class A*	1,888	256,239
Booking Holdings, Inc.	145	776,523
Carnival Corp.*	4,839	147,783
Chipotle Mexican Grill, Inc.*	5,922	219,114
Darden Restaurants, Inc.	532	97,899
Domino’s Pizza, Inc.	145	60,439
DoorDash, Inc., Class A*	1,673	378,901
Expedia Group, Inc.	14,688	4,161,257
Hilton Worldwide Holdings, Inc.	1,036	297,591
Las Vegas Sands Corp.	1,403	91,321
Marriott International, Inc., Class A	994	308,379
McDonald’s Corp.	3,200	978,016
MGM Resorts International*	1,035	37,767
Norwegian Cruise Line Holdings Ltd.*	1,998	44,595
Royal Caribbean Cruises Ltd.	1,143	318,806
Starbucks Corp.	5,081	427,871
Wingstop, Inc.	4,000	953,960
Wynn Resorts Ltd.	379	45,605
Yum! Brands, Inc.	1,228	185,772

		9,787,838

Household Durables (0.1%)
DR Horton, Inc.	1,211	174,420
Garmin Ltd.	723	146,660
Lennar Corp., Class A	947	97,352
NVR, Inc.*	13	94,806
PulteGroup, Inc.	854	100,140

		613,378

Leisure Products (0.0%)†
Hasbro, Inc.	618	50,676

Specialty Retail (2.4%)
AutoZone, Inc.*	74	250,971
Best Buy Co., Inc.	892	59,702
Burlington Stores, Inc.*	17,851	5,156,261
Carvana Co.*	635	267,983
Home Depot, Inc. (The)	4,473	1,539,159
Lowe’s Cos., Inc.	25,450	6,137,522
O’Reilly Automotive, Inc.*	3,828	349,152
Ross Stores, Inc.	1,478	266,247
TJX Cos., Inc. (The)	5,001	768,204
Tractor Supply Co.	2,323	116,173
Ulta Beauty, Inc.*	201	121,607
Williams-Sonoma, Inc.	556	99,296

		15,132,277

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	672	69,666
Lululemon Athletica, Inc.*	505	104,944
NIKE, Inc., Class B	5,406	344,416
Ralph Lauren Corp.	165	58,346
Tapestry, Inc.	900	114,993

		692,365

Total Consumer Discretionary		56,769,294

Consumer Staples (5.6%)
Beverages (1.1%)
Brown-Forman Corp., Class B	670	17,460
Coca-Cola Co. (The)	17,396	1,216,154
Constellation Brands, Inc., Class A	650	89,674

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Keurig Dr Pepper, Inc.	6,043	$169,265
Molson Coors Beverage Co., Class B	725	33,843
Monster Beverage Corp.*	61,323	4,701,634
PepsiCo, Inc.	6,144	881,787

		7,109,817

Consumer Staples Distribution & Retail (3.6%)
Casey’s General Stores, Inc.	17,060	9,429,233
Costco Wholesale Corp.	1,991	1,716,919
Dollar General Corp.	977	129,716
Dollar Tree, Inc.*	840	103,329
Grocery Outlet Holding Corp.*	100,900	1,019,090
Kroger Co. (The)	2,684	167,696
Performance Food Group Co.*	88,977	8,000,812
Sysco Corp.	2,154	158,728
Target Corp.	2,043	199,703
Walmart, Inc.	19,704	2,195,223

		23,120,449

Food Products (0.3%)
Archer-Daniels-Midland Co.	2,199	126,421
Bunge Global SA	588	52,379
Campbell’s Co. (The)(x)	749	20,875
Conagra Brands, Inc.	2,295	39,726
General Mills, Inc.	2,361	109,787
Hershey Co. (The)	676	123,018
Hormel Foods Corp.	1,261	29,886
J M Smucker Co. (The)	472	46,166
Kraft Heinz Co. (The)	3,966	96,175
Lamb Weston Holdings, Inc.	623	26,097
McCormick & Co., Inc. (Non-Voting)	1,109	75,534
Mondelez International, Inc., Class A	5,845	314,636
Premium Brands Holdings Corp.	7,253	537,469
Tyson Foods, Inc., Class A	1,224	71,751

		1,669,920

Household Products (0.3%)
Church & Dwight Co., Inc.	1,110	93,074
Clorox Co. (The)	587	59,187
Colgate-Palmolive Co.	3,605	284,867
Kimberly-Clark Corp.	1,479	149,216
Procter & Gamble Co. (The)	10,500	1,504,755

		2,091,099

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	1,114	116,658
Kenvue, Inc.	8,510	146,798

		263,456

Tobacco (0.3%)
Altria Group, Inc.	7,624	439,600
Philip Morris International, Inc.	6,995	1,121,998

		1,561,598

Total Consumer Staples		35,816,339

Energy (3.0%)
Energy Equipment & Services (1.0%)
Baker Hughes Co.	130,912	5,961,733
Halliburton Co.	3,801	107,416
SLB Ltd.	6,739	258,643

		6,327,792

Oil, Gas & Consumable Fuels (2.0%)
APA Corp.	1,661	40,628
Chevron Corp.	8,505	1,296,247
ConocoPhillips	5,553	519,816
Coterra Energy, Inc.	3,504	92,225
Devon Energy Corp.	2,907	106,483
Diamondback Energy, Inc.	19,551	2,939,102
EOG Resources, Inc.	2,462	258,535
EQT Corp.	2,790	149,544
Expand Energy Corp.	33,456	3,692,204
Exxon Mobil Corp.	18,950	2,280,443
Kinder Morgan, Inc.	8,678	238,558
Marathon Petroleum Corp.	1,340	217,924
Occidental Petroleum Corp.	3,289	135,244
ONEOK, Inc.	2,807	206,315
Phillips 66	1,819	234,724
Targa Resources Corp.	967	178,412
Texas Pacific Land Corp.	243	69,794
Valero Energy Corp.	1,371	223,185
Williams Cos., Inc. (The)	5,463	328,381

		13,207,764

Total Energy		19,535,556

Financials (8.2%)
Banks (1.5%)
Bank of America Corp.	30,188	1,660,340
Citigroup, Inc.	8,041	938,304
Citizens Financial Group, Inc.	1,941	113,374
Fifth Third Bancorp	2,913	136,358
Huntington Bancshares, Inc.	7,076	122,769
JPMorgan Chase & Co.	12,232	3,941,395
KeyCorp	4,300	88,752
M&T Bank Corp.	676	136,201
PNC Financial Services Group, Inc. (The)	1,762	367,782
Regions Financial Corp.	3,794	102,817
Truist Financial Corp.	5,821	286,451
US Bancorp	7,027	374,961
Wells Fargo & Co.	14,105	1,314,586

		9,584,090

Capital Markets (3.6%)
Ameriprise Financial, Inc.	412	202,020
Ares Management Corp., Class A	933	150,801
Bank of New York Mellon Corp. (The)	3,107	360,692
BlackRock, Inc.‡	646	691,440
Blackstone, Inc.	3,301	508,816
Cboe Global Markets, Inc.	476	119,476
Charles Schwab Corp. (The)	67,706	6,764,506
CME Group, Inc.	1,635	446,486
Coinbase Global, Inc., Class A*	1,024	231,567
FactSet Research Systems, Inc.	177	51,364
Franklin Resources, Inc.	1,448	34,593
Goldman Sachs Group, Inc. (The)	1,348	1,184,892
Interactive Brokers Group, Inc., Class A	2,056	132,221
Intercontinental Exchange, Inc.	32,291	5,229,850
Invesco Ltd.	1,971	51,778
KKR & Co., Inc.	30,599	3,900,760
Moody’s Corp.	680	347,378

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Morgan Stanley	5,428	$963,633
MSCI, Inc.	338	193,921
Nasdaq, Inc.	2,002	194,454
Northern Trust Corp.	835	114,053
Raymond James Financial, Inc.	788	126,545
Robinhood Markets, Inc., Class A*	3,518	397,886
S&P Global, Inc.	1,393	727,968
State Street Corp.	1,240	159,972
T. Rowe Price Group, Inc.	1,011	103,506

		23,390,578

Consumer Finance (0.3%)
American Express Co.	2,414	893,059
Capital One Financial Corp.	2,857	692,423
Synchrony Financial	1,595	133,071

		1,718,553

Financial Services (2.1%)
Apollo Global Management, Inc.	2,066	299,074
Berkshire Hathaway, Inc., Class B*	8,240	4,141,836
Block, Inc., Class A*	2,424	157,778
Corpay, Inc.*	305	91,784
Fidelity National Information Services, Inc.	2,318	154,054
Fiserv, Inc.*	2,385	160,200
Global Payments, Inc.	1,115	86,301
Jack Henry & Associates, Inc.	307	56,021
Mastercard, Inc., Class A	3,684	2,103,122
PayPal Holdings, Inc.	4,204	245,430
Shift4 Payments, Inc., Class A(x)*	48,900	3,079,233
Visa, Inc., Class A	7,583	2,659,434

		13,234,267

Insurance (0.7%)
Aflac, Inc.	2,120	233,772
Allstate Corp. (The)	1,159	241,246
American International Group, Inc.	2,425	207,459
Aon plc, Class A	974	343,705
Arch Capital Group Ltd.*	1,572	150,786
Arthur J Gallagher & Co.	1,166	301,749
Assurant, Inc.	221	53,228
Brown & Brown, Inc.	1,359	108,312
Chubb Ltd.	1,645	513,437
Cincinnati Financial Corp.	701	114,487
Erie Indemnity Co., Class A	126	36,118
Everest Group Ltd.	198	67,191
Globe Life, Inc.	331	46,294
Hartford Insurance Group, Inc. (The)	1,224	168,667
Loews Corp.	755	79,509
Marsh & McLennan Cos., Inc.	2,222	412,226
MetLife, Inc.	2,457	193,956
Principal Financial Group, Inc.	923	81,418
Progressive Corp. (The)	2,626	597,993
Prudential Financial, Inc.	1,576	177,899
Travelers Cos., Inc. (The)	1,002	290,640
W.R. Berkley Corp.	1,352	94,802
Willis Towers Watson plc	437	143,598

		4,658,492

Total Financials		52,585,980

Health Care (9.6%)
Biotechnology (2.7%)
AbbVie, Inc.	7,942	1,814,668
Amgen, Inc.	2,420	792,090
Argenx SE (ADR)*	5,900	4,961,605
Biogen, Inc.*	657	115,625
Caris Life Sciences, Inc.(x)*	29,834	804,921
Gilead Sciences, Inc.	5,564	682,925
Incyte Corp.*	724	71,510
Moderna, Inc.*	1,689	49,809
Regeneron Pharmaceuticals, Inc.	4,748	3,664,839
TG Therapeutics, Inc.*	51,700	1,541,177
Vertex Pharmaceuticals, Inc.*	6,840	3,100,982

		17,600,151

Health Care Equipment & Supplies (2.0%)
Abbott Laboratories	7,814	979,016
Align Technology, Inc.*	279	43,566
Baxter International, Inc.	2,479	47,374
Becton Dickinson & Co.	1,297	251,709
Boston Scientific Corp.*	6,636	632,743
Cooper Cos., Inc. (The)*	922	75,567
Dexcom, Inc.*	1,797	119,267
Edwards Lifesciences Corp.*	2,656	226,424
GE HealthCare Technologies, Inc.	2,027	166,254
Hologic, Inc.*	1,045	77,842
IDEXX Laboratories, Inc.*	356	240,845
Insulet Corp.*	17,897	5,087,043
Intuitive Surgical, Inc.*	1,593	902,211
Medtronic plc	5,730	550,424
Penumbra, Inc.*	7,800	2,425,098
ResMed, Inc.	650	156,565
Solventum Corp.*	637	50,476
STERIS plc	446	113,070
Stryker Corp.	1,538	540,561
Zimmer Biomet Holdings, Inc.	855	76,882

		12,762,937

Health Care Providers & Services (1.8%)
Cardinal Health, Inc.	1,082	222,351
Cencora, Inc.	874	295,193
Centene Corp.*	2,112	86,909
Cigna Group (The)	1,215	334,404
CVS Health Corp.	5,737	455,288
DaVita, Inc.*	190	21,586
Elevance Health, Inc.	997	349,498
HCA Healthcare, Inc.	718	335,205
HealthEquity, Inc.*	50,611	4,636,474
Henry Schein, Inc.*	448	33,860
Humana, Inc.	530	135,749
Labcorp Holdings, Inc.	377	94,582
McKesson Corp.	551	451,980
Molina Healthcare, Inc.*	214	37,138
Quest Diagnostics, Inc.	498	86,418
Surgery Partners, Inc.*	149,022	2,302,390
UnitedHealth Group, Inc.	4,070	1,343,548
Universal Health Services, Inc., Class B	252	54,941

		11,277,514

Health Care Technology (0.4%)
Doximity, Inc., Class A*	52,299	2,315,800

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Life Sciences Tools & Services (1.4%)
Agilent Technologies, Inc.	1,270	$172,809
Bio-Techne Corp.	744	43,755
Charles River Laboratories International, Inc.*	22,637	4,515,629
Danaher Corp.	2,825	646,699
IQVIA Holdings, Inc.*	763	171,988
Mettler-Toledo International, Inc.*	93	129,660
Revvity, Inc.	538	52,051
Sartorius AG (Preference)(q)	7,900	2,295,024
Thermo Fisher Scientific, Inc.	1,688	978,112
Waters Corp.*	263	99,895
West Pharmaceutical Services, Inc.	322	88,595

		9,194,217

Pharmaceuticals (1.3%)
Bristol-Myers Squibb Co.	9,224	497,542
Eli Lilly & Co.	3,568	3,834,458
Johnson & Johnson	10,826	2,240,441
Merck & Co., Inc.	11,153	1,173,965
Pfizer, Inc.	25,500	634,950
Viatris, Inc.	5,048	62,847
Zoetis, Inc.	2,002	251,892

		8,696,095

Total Health Care		61,846,714

Industrials (10.7%)
Aerospace & Defense (2.6%)
Axon Enterprise, Inc.*	351	199,343
Beta Technologies, Inc., Class A*	29,330	827,399
Boeing Co. (The)*	3,506	761,223
GE Aerospace	4,740	1,460,062
General Dynamics Corp.	1,149	386,822
Howmet Aerospace, Inc.	1,825	374,161
Huntington Ingalls Industries, Inc.	168	57,132
Kratos Defense & Security Solutions, Inc.*	18,200	1,381,562
L3Harris Technologies, Inc.	30,301	8,895,465
Lockheed Martin Corp.	912	441,107
Northrop Grumman Corp.	608	346,688
RTX Corp.	6,025	1,104,985
Textron, Inc.	783	68,254
TransDigm Group, Inc.	256	340,442

		16,644,645

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	530	85,203
Expeditors International of Washington, Inc.	603	89,853
FedEx Corp.	967	279,328
GXO Logistics, Inc.*	58,802	3,095,337
United Parcel Service, Inc., Class B	3,344	331,691

		3,881,412

Building Products (0.5%)
A.O. Smith Corp.	539	36,048
Allegion plc	409	65,121
Builders FirstSource, Inc.*	486	50,005
Carrier Global Corp.	3,517	185,838
Johnson Controls International plc	2,746	328,833
Lennox International, Inc.	141	68,467
Masco Corp.	885	56,162
Trane Technologies plc	988	384,530
Trex Co., Inc.*	51,588	1,809,707

		2,984,711

Commercial Services & Supplies (2.4%)
Casella Waste Systems, Inc., Class A*	23,300	2,282,002
Cintas Corp.	1,527	287,183
Clean Harbors, Inc.*	7,800	1,828,944
Copart, Inc.*	129,816	5,082,296
Republic Services, Inc.	900	190,737
Rollins, Inc.	1,350	81,027
Veralto Corp.	1,100	109,758
Waste Connections, Inc.	31,400	5,506,304
Waste Management, Inc.	1,681	369,333

		15,737,584

Construction & Engineering (1.2%)
Comfort Systems USA, Inc.	5,958	5,560,542
EMCOR Group, Inc.	195	119,299
Quanta Services, Inc.	673	284,046
WillScot Holdings Corp.	85,549	1,610,888

		7,574,775

Electrical Equipment (1.0%)
AMETEK, Inc.	1,023	210,032
Eaton Corp. plc	1,742	554,845
Emerson Electric Co.	2,524	334,985
GE Vernova, Inc.	1,219	796,702
Generac Holdings, Inc.*	270	36,820
Hubbell, Inc., Class B	234	103,922
Rockwell Automation, Inc.	506	196,869
Vertiv Holdings Co., Class A	26,941	4,364,711

		6,598,886

Ground Transportation (0.5%)
CSX Corp.	8,483	307,509
JB Hunt Transport Services, Inc.	329	63,938
Norfolk Southern Corp.	1,003	289,586
Old Dominion Freight Line, Inc.	812	127,322
Uber Technologies, Inc.*	9,337	762,926
Union Pacific Corp.	2,658	614,848
XPO, Inc.*	5,800	788,278

		2,954,407

Industrial Conglomerates (0.1%)
3M Co.	2,405	385,040
Honeywell International, Inc.	2,839	553,861

		938,901

Machinery (0.7%)
Brain Corp.(r)*	52,300	153,370
Caterpillar, Inc.	2,103	1,204,746
Cummins, Inc.	622	317,500
Deere & Co.	1,125	523,766
Dover Corp.	622	121,439
Fortive Corp.	1,490	82,263
IDEX Corp.	342	60,855
Illinois Tool Works, Inc.	1,195	294,329
Ingersoll Rand, Inc.	1,585	125,564
Nordson Corp.	235	56,501

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Otis Worldwide Corp.	1,752	$153,037
PACCAR, Inc.	2,371	259,648
Parker-Hannifin Corp.	567	498,370
Pentair plc	771	80,292
Snap-on, Inc.	231	79,603
Stanley Black & Decker, Inc.	715	53,110
Westinghouse Air Brake Technologies Corp.	754	160,941
Xylem, Inc.	1,071	145,849

		4,371,183

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	2,877	199,664
Southwest Airlines Co.	2,340	96,712
United Airlines Holdings, Inc.*	1,441	161,133

		457,509

Professional Services (0.5%)
Automatic Data Processing, Inc.	1,806	464,557
Broadridge Financial Solutions, Inc.	538	120,065
Dayforce, Inc.*	673	46,545
Equifax, Inc.	535	116,084
Jacobs Solutions, Inc.	530	70,204
Leidos Holdings, Inc.	594	107,158
Paychex, Inc.	1,489	167,036
Paycom Software, Inc.	227	36,175
Verisk Analytics, Inc.	10,426	2,332,192

		3,460,016

Trading Companies & Distributors (0.5%)
Fastenal Co.	5,189	208,235
United Rentals, Inc.	3,883	3,142,589
W.W. Grainger, Inc.	198	199,792

		3,550,616

Total Industrials		69,154,645

Information Technology (32.9%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	4,627	606,276
Cisco Systems, Inc.	17,707	1,363,970
F5, Inc.*	266	67,899
Motorola Solutions, Inc.	750	287,490

		2,325,635

Electronic Equipment, Instruments & Components (0.8%)
Amphenol Corp., Class A	5,480	740,567
CDW Corp.	601	81,856
Coherent Corp.*	16,500	3,045,405
Corning, Inc.	3,508	307,161
Jabil, Inc.	496	113,098
Keysight Technologies, Inc.*	756	153,612
TE Connectivity plc	1,316	299,403
Teledyne Technologies, Inc.*	212	108,275
Trimble, Inc.*	1,034	81,014
Zebra Technologies Corp., Class A*	214	51,963

		4,982,354

IT Services (2.0%)
Accenture plc, Class A	2,787	747,752
Akamai Technologies, Inc.*	680	59,330
Cognizant Technology Solutions Corp., Class A	2,188	181,604
EPAM Systems, Inc.*	264	54,088
Gartner, Inc.*	310	78,207
GoDaddy, Inc., Class A*	632	78,418
International Business Machines Corp.	4,200	1,244,082
Shopify, Inc., Class A*	57,047	9,182,856
VeriSign, Inc.	386	93,779
Wix.com Ltd.*	12,700	1,319,403

		13,039,519

Semiconductors & Semiconductor Equipment (10.4%)
Advanced Micro Devices, Inc.*	7,316	1,566,795
Analog Devices, Inc.	2,211	599,623
Applied Materials, Inc.	3,580	920,024
Broadcom, Inc.	21,220	7,344,242
First Solar, Inc.*	480	125,390
Intel Corp.*	20,180	744,642
KLA Corp.	590	716,897
Lam Research Corp.	35,744	6,118,658
Lattice Semiconductor Corp.*	17,600	1,295,008
Microchip Technology, Inc.	2,383	151,845
Micron Technology, Inc.	5,044	1,439,608
Monolithic Power Systems, Inc.	212	192,148
NVIDIA Corp.	234,859	43,801,203
NXP Semiconductors NV	1,142	247,883
ON Semiconductor Corp.*	1,846	99,961
Qnity Electronics, Inc.	964	78,711
QUALCOMM, Inc.	4,812	823,093
Skyworks Solutions, Inc.	705	44,704
Teradyne, Inc.	709	137,234
Texas Instruments, Inc.	4,081	708,013

		67,155,682

Software (13.7%)
Adobe, Inc.*	1,881	658,331
AppLovin Corp., Class A*	14,116	9,511,643
Autodesk, Inc.*	11,463	3,393,163
Cadence Design Systems, Inc.*	1,215	379,785
Crowdstrike Holdings, Inc., Class A*	1,134	531,574
CyberArk Software Ltd.*	1,400	624,484
Databricks(r)*	15,491	2,207,468
Datadog, Inc., Class A*	1,483	201,673
Docusign, Inc.*	62,335	4,263,714
Fair Isaac Corp.*	107	180,896
Fortinet, Inc.*	50,252	3,990,511
Gen Digital, Inc.	2,640	71,782
HubSpot, Inc.*	4,455	1,787,791
Intuit, Inc.	1,253	830,012
Microsoft Corp.	76,597	37,043,841
Netskope, Inc., Class A*	16,534	290,006
Oracle Corp.	7,541	1,469,816
Palantir Technologies, Inc., Class A*	10,265	1,824,604
Palo Alto Networks, Inc.*	3,039	559,784
PTC, Inc.*	543	94,596
Roper Technologies, Inc.	485	215,888
Rubrik, Inc., Class A*	18,300	1,399,584
SailPoint, Inc.(x)*	75,991	1,537,298
Salesforce, Inc.	4,278	1,133,285
SentinelOne, Inc., Class A*	108,938	1,634,070
ServiceNow, Inc.*	61,115	9,362,207

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Sprout Social, Inc., Class A*	46,766	$527,053
Synopsys, Inc.*	832	390,807
Tyler Technologies, Inc.*	191	86,704
Varonis Systems, Inc.*	59,300	1,945,040
Workday, Inc., Class A*	960	206,189

		88,353,599

Technology Hardware, Storage & Peripherals (5.6%)
Apple, Inc.	123,247	33,505,929
CompoSecure, Inc.(r)*	62,162	1,018,711
CompoSecure, Inc., Class A*	23,500	453,080
Dell Technologies, Inc., Class C	1,355	170,567
Hewlett Packard Enterprise Co.	6,027	144,769
HP, Inc.	4,192	93,398
NetApp, Inc.	910	97,452
Sandisk Corp.*	628	149,075
Seagate Technology Holdings plc	979	269,607
Super Micro Computer, Inc.*	2,198	64,335
Western Digital Corp.	1,527	263,056

		36,229,979

Total Information Technology		212,086,768

Materials (1.4%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.	1,011	249,737
Albemarle Corp.	528	74,680
CF Industries Holdings, Inc.	750	58,005
Corteva, Inc.	3,002	201,224
Dow, Inc.	3,031	70,865
DuPont de Nemours, Inc.	1,929	77,546
Ecolab, Inc.	1,153	302,686
International Flavors & Fragrances, Inc.	1,126	75,881
Linde plc	2,098	894,566
LyondellBasell Industries NV, Class A	1,074	46,504
Mosaic Co. (The)	1,512	36,424
PPG Industries, Inc.	983	100,718
Sherwin-Williams Co. (The)	1,049	339,908

		2,528,744

Construction Materials (0.7%)
CRH plc	3,012	375,898
Martin Marietta Materials, Inc.	268	166,873
Vulcan Materials Co.	14,688	4,189,311

		4,732,082

Containers & Packaging (0.1%)
Amcor plc	10,005	83,442
Avery Dennison Corp.	361	65,659
Ball Corp.	1,173	62,134
International Paper Co.	2,393	94,260
Packaging Corp. of America	394	81,254
Smurfit WestRock plc	2,407	93,079

		479,828

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	6,521	331,202
Newmont Corp.	4,895	488,766
Nucor Corp.	1,028	167,677
Steel Dynamics, Inc.	619	104,889

		1,092,534

Total Materials		8,833,188

Real Estate (2.2%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	720	35,237
Healthpeak Properties, Inc. (REIT)	3,332	53,579
Ventas, Inc. (REIT)	2,152	166,522
Welltower, Inc. (REIT)	3,096	574,648

		829,986

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	2,760	48,935

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	4,152	530,044

Office REITs (0.0%)†
BXP, Inc. (REIT)	654	44,132

Real Estate Management & Development (1.0%)
CBRE Group, Inc., Class A*	39,204	6,303,611
CoStar Group, Inc.*	1,964	132,059

		6,435,670

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	651	118,033
Camden Property Trust (REIT)	439	48,325
Equity Residential (REIT)	1,531	96,514
Essex Property Trust, Inc. (REIT)	303	79,289
Invitation Homes, Inc. (REIT)	2,461	68,391
Mid-America Apartment Communities, Inc. (REIT)	551	76,540
UDR, Inc. (REIT)	1,409	51,682

		538,774

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	379	38,203
Kimco Realty Corp. (REIT)	3,179	64,439
Realty Income Corp. (REIT)	4,121	232,301
Regency Centers Corp. (REIT)	710	49,011
Simon Property Group, Inc. (REIT)	1,475	273,037

		656,991

Specialized REITs (0.8%)
American Tower Corp. (REIT)	2,115	371,331
Crown Castle, Inc. (REIT)	1,952	173,474
Digital Realty Trust, Inc. (REIT)	1,430	221,235
Equinix, Inc. (REIT)	445	340,941
Extra Space Storage, Inc. (REIT)	975	126,965
Iron Mountain, Inc. (REIT)	1,351	112,065
Public Storage (REIT)	710	184,245
SBA Communications Corp. (REIT)	19,132	3,700,703
VICI Properties, Inc. (REIT), Class A	4,892	137,563
Weyerhaeuser Co. (REIT)	3,203	75,879

		5,444,401

Total Real Estate		14,528,933

Utilities (1.1%)
Electric Utilities (0.6%)
Alliant Energy Corp.	1,102	71,641
American Electric Power Co., Inc.	2,427	279,857
Constellation Energy Corp.	1,398	493,871
Duke Energy Corp.	3,524	413,048
Edison International	1,718	103,114

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Entergy Corp.	2,004	$185,230
Evergy, Inc.	987	71,548
Eversource Energy	1,643	110,623
Exelon Corp.	4,548	198,247
FirstEnergy Corp.	2,326	104,135
NextEra Energy, Inc.	9,371	752,304
NRG Energy, Inc.	877	139,654
PG&E Corp.	9,650	155,076
Pinnacle West Capital Corp.	563	49,938
PPL Corp.	3,375	118,193
Southern Co. (The)	4,971	433,471
Xcel Energy, Inc.	2,687	198,462

		3,878,412

Gas Utilities (0.0%)†
Atmos Energy Corp.	715	119,855

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	3,043	43,636
Vistra Corp.	8,336	1,344,847

		1,388,483

Multi-Utilities (0.3%)
Ameren Corp.	1,237	123,527
CenterPoint Energy, Inc.	2,966	113,716
CMS Energy Corp.	1,340	93,706
Consolidated Edison, Inc.	1,608	159,707
Dominion Energy, Inc.	3,794	222,290
DTE Energy Co.	943	121,628
NiSource, Inc.	2,104	87,863
Public Service Enterprise Group, Inc.	2,239	179,792
Sempra	2,969	262,133
WEC Energy Group, Inc.	1,473	155,343

		1,519,705

Water Utilities (0.0%)†
American Water Works Co., Inc.	895	116,798

Total Utilities		7,023,253

Total Common Stocks (89.0%) (Cost $327,002,167)		573,706,237

PREFERRED STOCK:
Information Technology (0.0%)†
Software (0.0%)†
DataRobot, Inc. 0.000%(r)*	22,891	56,483

Total Preferred Stock (0.0%)† (Cost $300,833)		56,483

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.4%)
Communication Services (0.4%)
Entertainment (0.4%)
Live Nation Entertainment, Inc. 3.125%, 1/15/29	$1,955,000	2,840,615

Total Communication Services		2,840,615

Total Long-Term Debt Securities (0.4%) (Cost $2,047,544)		2,840,615

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (9.7%)
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	2,639,674	2,639,674
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	59,709,327	59,733,211

Total Investment Companies		62,372,885

Total Short-Term Investments (9.7%) (Cost $62,374,441)		62,372,885

Total Investments in Securities (99.1%) (Cost $391,724,985)		638,976,220
Other Assets Less Liabilities (0.9%)		5,547,704

Net Assets (100%)		$644,523,924

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $2,742,287. This was collateralized by $239,075 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.750%, maturing 1/29/26 – 8/15/55 and by cash of $2,639,674 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
BlackRock, Inc.	646	815,988	—	(149,275)	5,630	19,097	691,440	14,750	—

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	185	3/2026	USD	63,755,625	91,582

					91,582

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$35,525,567	$—	$—	$35,525,567
Consumer Discretionary	56,769,294	—	—	56,769,294
Consumer Staples	35,816,339	—	—	35,816,339
Energy	19,535,556	—	—	19,535,556
Financials	52,585,980	—	—	52,585,980
Health Care	59,551,690	2,295,024	—	61,846,714
Industrials	69,001,275	—	153,370	69,154,645
Information Technology	208,860,589	—	3,226,179	212,086,768
Materials	8,833,188	—	—	8,833,188
Real Estate	14,528,933	—	—	14,528,933
Utilities	7,023,253	—	—	7,023,253
Convertible Bonds
Communication Services	—	2,840,615	—	2,840,615
Futures	91,582	—	—	91,582
Preferred Stocks
Information Technology	—	—	56,483	56,483
Short-Term Investments
Investment Companies	62,372,885	—	—	62,372,885

Total Assets	$630,496,131	$5,135,639	$3,436,032	$639,067,802

Total Liabilities	$—	$—	$—	$—

Total	$630,496,131	$5,135,639	$3,436,032	$639,067,802

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$91,582	*

Total		$91,582

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased(1)	Options Written	Futures	Total
Equity contracts	$163,068	$17,176	$(14,339,971)	$(14,159,727)

Total	$163,068	$17,176	$(14,339,971)	$(14,159,727)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$2,254,772	$2,254,772

Total	$2,254,772	$2,254,772

(1)	Included in Realized gain (loss) on investment transactions in the Statement of Operations.

^ The Portfolio held futures contracts and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$63,181,000
Average notional value of contracts — short	97,773,000

Options
Average value of option contracts written	$24,000

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$88,588,649
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$179,837,523

During the year ended December 31, 2025, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 3%)*	Net Proceeds of Sales and Redemptions (affiliated 4%)*	Net Realized Gain (Loss)
$2,398,371	$6,778,431	$1,434,360

* Represents percentage/amount of total Purchases and/or Sales.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$279,953,255
Aggregate gross unrealized depreciation	(33,049,422)

Net unrealized appreciation	$246,903,833

Federal income tax cost of investments in securities and derivative instruments, if applicable	$392,163,969

For the period ended December 31, 2025, the Portfolio incurred approximately $2,135 as brokerage commissions with Bernstein Institutional Services, LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $403,468)	$691,440
Unaffiliated Issuers (Cost $391,321,517)	638,284,780
Cash	5,999,709
Foreign cash (Cost $67)	74
Cash held as collateral at broker for futures	4,626,200
Dividends, interest and other receivables	390,649
Receivable for Portfolio shares sold	19,201
Securities lending income receivable	2,401
Other assets	2,600

Total assets	650,017,054

LIABILITIES
Payable for return of collateral on securities loaned	2,639,674
Payable for securities purchased	1,564,045
Due to broker for futures variation margin	479,716
Investment management fees payable	353,748
Payable for Portfolio shares repurchased	213,020
Administrative fees payable	68,489
Distribution fees payable – Class IB	50,362
Trustees’ fees payable	564
Accrued expenses	123,512

Total liabilities	5,493,130

Commitments and contingent liabilities^
NET ASSETS	$644,523,924

Net assets were comprised of:
Paid in capital	$434,363,062
Total distributable earnings (loss)	210,160,862

Net assets	$644,523,924

Class IB
Net asset value, offering and redemption price per share, $234,433,871 / 17,851,336 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.13

Class K
Net asset value, offering and redemption price per share, $410,090,053 / 31,257,519 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.12

(x)	Includes value of securities on loan of $2,742,287.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends ($14,750 of dividend income received from affiliates) (net of $10,593 foreign withholding tax)	$7,007,845
Interest	498,769
Securities lending (net)	44,948

Total income	7,551,562

EXPENSES
Investment management fees	4,519,324
Administrative fees	805,936
Distribution fees – Class IB	592,298
Custodian fees	98,400
Professional fees	91,670
Printing and mailing expenses	45,907
Trustees’ fees	22,360
Miscellaneous	23,218

Gross expenses	6,199,113
Less: Waiver from investment manager	(440,716)

Net expenses	5,758,397

NET INVESTMENT INCOME (LOSS)	1,793,165

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($5,630 realized gain (loss) from affiliates)	29,290,250
Futures contracts	(14,339,971)
Foreign currency transactions	(615)
Options written	17,176

Net realized gain (loss)	14,966,840

Change in unrealized appreciation (depreciation) on:
Investments in securities ($19,097 of change in unrealized appreciation (depreciation) from affiliates)	28,695,491
Futures contracts	2,254,772
Foreign currency translations	604

Net change in unrealized appreciation (depreciation)	30,950,867

NET REALIZED AND UNREALIZED GAIN (LOSS)	45,917,707

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$47,710,872

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,793,165	$2,911,631
Net realized gain (loss)	14,966,840	37,679,361
Net change in unrealized appreciation (depreciation)	30,950,867	96,738,493

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	47,710,872	137,329,485

Distributions to shareholders:
Class IB	(1,632,060)	(774,001)
Class K	(3,807,458)	(2,275,955)

Total distributions to shareholders	(5,439,518)	(3,049,956)

Tax return of capital:
Class IB	—	(810)
Class K	—	(2,382)

Total tax return of capital	—	(3,192)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 102,832 shares, respectively ]	—	1,113,384
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (1,473,134) shares, respectively ]	—	(16,457,259)
Capital shares repurchased [ 0 and (327,048) shares, respectively ]	—	(3,575,037)

Total Class IA transactions	—	(18,918,912)

Class IB
Capital shares sold [ 668,549 and 850,391 shares, respectively ]	8,264,172	9,477,410
Capital shares issued in connection with share class combination (Note 1) [ 0 and 1,479,347 shares, respectively ]	—	16,457,259
Capital shares issued in reinvestment of dividends [ 124,111 and 61,099 shares, respectively ]	1,632,060	774,811
Capital shares repurchased [ (3,559,094) and (4,261,785) shares, respectively ]	(44,127,049)	(47,575,237)

Total Class IB transactions	(34,230,817)	(20,865,757)

Class K
Capital shares sold [ 35,426 and 249,593 shares, respectively ]	439,663	2,834,794
Capital shares issued in reinvestment of dividends [ 289,982 and 179,628 shares, respectively ]	3,807,458	2,278,337
Capital shares repurchased [ (3,970,618) and (5,745,252) shares, respectively ]	(49,266,463)	(65,624,375)

Total Class K transactions	(45,019,342)	(60,511,244)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(79,250,159)	(100,295,913)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(36,978,805)	33,980,424
NET ASSETS:
Beginning of year	681,502,729	647,522,305

End of year	$644,523,924	$681,502,729

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025	2024	2023	2022	2021
Net asset value, beginning of year	$12.28	$10.06	$8.12	$11.21	$9.33

Income (loss) from investment operations†:
Net investment income (loss) (e)	0.01	0.03	0.05	0.03	(0.02)
Net realized and unrealized gain (loss)	0.93	2.23	1.95	(3.06)	2.35

Total from investment operations	0.94	2.26	2.00	(3.03)	2.33

Less distributions:
Dividends from net investment income	(0.02)	(0.04)	(0.06)	(0.03)	(0.05)
Distributions from net realized gains	(0.07)	—	—	(0.03)	(0.40)
Tax return of capital	—	— #	—	—	—

Total dividends and distributions	(0.09)	(0.04)	(0.06)	(0.06)	(0.45)

Net asset value, end of year	$13.13	$12.28	$10.06	$8.12	$11.21

Total return	7.66%	22.43%	24.58%	(27.06)%	25.06%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$234,434	$253,260	$226,281	$203,847	$318,296
Ratio of expenses to average net assets:
After waivers (f)	1.05%	1.05%	1.05%	1.05%	1.05%
Before waivers (f)	1.12%	1.12%	1.12%	1.11%	1.11%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.12%	0.27%	0.55%	0.38%	(0.19)%
Before waivers (f)	0.05%	0.21%	0.48%	0.32%	(0.26)%
Portfolio turnover rate^	15%	10%	11%	15%	17%

	Year Ended December 31,				October 26, 2021** December 31, 2021
Class K	2025	2024	2023	2022
Net asset value, beginning of period	$12.27	$10.05	$8.11	$11.19	$11.30

Income (loss) from investment operations†:
Net investment income (loss) (e)	0.05	0.06	0.07	0.06	0.01
Net realized and unrealized gain (loss)	0.92	2.23	1.95	(3.06)	0.18

Total from investment operations	0.97	2.29	2.02	(3.00)	0.19

Less distributions:
Dividends from net investment income	(0.05)	(0.07)	(0.08)	(0.05)	(0.07)
Distributions from net realized gains	(0.07)	—	—	(0.03)	(0.23)
Tax return of capital	—	— #	—	—	—

Total dividends and distributions	(0.12)	(0.07)	(0.08)	(0.08)	(0.30)

Net asset value, end of period	$13.12	$12.27	$10.05	$8.11	$11.19

Total return (b)	7.92%	22.72%	24.89%	(26.83)%	1.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$410,090	$428,243	$404,091	$372,573	$514,679
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%	0.80%	0.80%	0.80%	0.80%
Before waivers (a)(f)	0.87%	0.87%	0.87%	0.86%	0.84%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.37%	0.53%	0.80%	0.64%	0.33%
Before waivers (a)(f)	0.30%	0.46%	0.73%	0.58%	0.29%
Portfolio turnover rate^	15%	10%	11%	15%	17%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

**	Resumed operations
#	Per share amount is less than $0.005.
†

The amount shown for a share outstanding throughout the period may not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.0%)
Diversified Telecommunication Services (0.6%)
AST SpaceMobile, Inc., Class A (x)*	21,600	$1,568,808
AT&T, Inc.	852,778	21,183,006
Cogent Communications Holdings, Inc.	4,300	92,708
Frontier Communications Parent, Inc.*	37,900	1,442,853
GCI Liberty, Inc., Class A*	200	7,374
GCI Liberty, Inc., Class C*	2,925	108,839
Globalstar, Inc.*	5,033	307,214
Iridium Communications, Inc.	11,300	196,394
Liberty Global Ltd., Class A*	21,600	240,624
Liberty Global Ltd., Class C*	19,900	219,696
Lumen Technologies, Inc.*	135,700	1,054,389
Uniti Group, Inc.	20,438	143,270
Verizon Communications, Inc.	509,694	20,759,837

		47,325,012

Entertainment (1.5%)
Electronic Arts, Inc.	32,700	6,681,591
Liberty Live Holdings, Inc., Class C*	4,634	385,364
Liberty Media Corp.-Liberty Formula One, Class A*	2,995	267,693
Liberty Media Corp.-Liberty Formula One, Class C*	25,379	2,500,085
Live Nation Entertainment, Inc.*	20,800	2,964,000
Madison Square Garden Sports Corp.*	1,700	439,705
Netflix, Inc.*	507,700	47,601,952
Playtika Holding Corp.	43,142	170,411
ROBLOX Corp., Class A*	74,800	6,061,044
Roku, Inc.*	18,500	2,007,065
Spotify Technology SA*	19,260	11,184,475
Take-Two Interactive Software, Inc.*	22,111	5,661,079
TKO Group Holdings, Inc., Class A	10,800	2,257,200
Walt Disney Co. (The)	218,539	24,863,182
Warner Bros Discovery, Inc.*	283,146	8,160,268

		121,205,114

Interactive Media & Services (7.3%)
Alphabet, Inc., Class A	696,340	217,954,420
Alphabet, Inc., Class C	566,900	177,893,220
Angi, Inc., Class A*	2,756	35,635
Cargurus, Inc., Class A*	6,900	264,615
Grindr, Inc.*	17,500	236,950
IAC, Inc.*	5,250	205,275
Match Group, Inc.	44,698	1,443,298
Meta Platforms, Inc., Class A	261,587	172,670,963
Pinterest, Inc., Class A*	73,500	1,902,915
Reddit, Inc., Class A*	14,600	3,356,102
TripAdvisor, Inc.*	17,100	248,976
Yelp, Inc., Class A*	8,100	246,159
Ziff Davis, Inc.*	3,800	133,570

		576,592,098

Media (0.4%)
Cable One, Inc.	500	56,425
Charter Communications, Inc., Class A*	11,379	2,375,366
Comcast Corp., Class A	441,148	13,185,914
DoubleVerify Holdings, Inc.*	19,700	225,368
EchoStar Corp., Class A*	16,600	1,804,420
Fox Corp., Class A	26,708	1,951,553
Fox Corp., Class B	18,600	1,207,698
John Wiley & Sons, Inc., Class A	800	24,504
Liberty Broadband Corp., Class A*	1,000	48,280
Liberty Broadband Corp., Class C*	14,628	710,921
New York Times Co. (The), Class A	20,500	1,423,110
News Corp., Class A	45,961	1,200,501
News Corp., Class B (x)	8,100	240,003
Nexstar Media Group, Inc., Class A	6,272	1,273,530
Omnicom Group, Inc.	38,324	3,094,663
Sirius XM Holdings, Inc.	33,300	665,833
TEGNA, Inc.	17,800	345,498
Trade Desk, Inc. (The), Class A*	61,660	2,340,614

		32,174,201

Wireless Telecommunication Services (0.2%)
Millicom International Cellular SA	7,000	388,080
Telephone and Data Systems, Inc.	9,400	385,400
T-Mobile US, Inc.	57,003	11,573,889

		12,347,369

Total Communication Services		789,643,794

Consumer Discretionary (10.4%)
Automobile Components (0.1%)
Adient plc*	15,253	292,400
Aptiv plc*	30,800	2,343,572
BorgWarner, Inc.	35,360	1,593,321
Dana, Inc.	19,100	453,816
Dorman Products, Inc.*	2,600	320,294
Fox Factory Holding Corp.*	6,900	118,059
Gentex Corp.	27,100	630,617
Goodyear Tire & Rubber Co. (The)*	39,400	345,144
LCI Industries	3,100	376,154
Lear Corp.	10,600	1,214,760
Phinia, Inc.	7,072	443,344
QuantumScape Corp., Class A*	33,400	348,028
Visteon Corp.	900	85,590

		8,565,099

Automobiles (2.1%)
Ford Motor Co.	504,036	6,612,952
General Motors Co.	116,600	9,481,912
Rivian Automotive, Inc., Class A*	95,884	1,889,874
Tesla, Inc.*	336,927	151,522,810
Thor Industries, Inc.	6,300	646,821

		170,154,369

Broadline Retail (3.5%)
Amazon.com, Inc.*	1,149,075	265,229,492
Coupang, Inc., Class A*	161,600	3,812,144
eBay, Inc.	55,170	4,805,307
Etsy, Inc.*	12,000	665,280
Macy’s, Inc.	32,800	723,240
Ollie’s Bargain Outlet Holdings, Inc.*	10,100	1,107,061

		276,342,524

Distributors (0.0%)†
Genuine Parts Co.	17,100	2,102,616
LKQ Corp.	37,900	1,144,580

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Pool Corp.	4,400	$1,006,500

		4,253,696

Diversified Consumer Services (0.1%)
ADT, Inc.	18,814	151,829
Adtalem Global Education, Inc.*	4,700	486,309
Bright Horizons Family Solutions, Inc.*	7,500	760,500
Coursera, Inc.*	13,100	96,416
Driven Brands Holdings, Inc.*	8,331	123,465
Duolingo, Inc., Class A*	4,800	842,400
Graham Holdings Co., Class B	400	439,440
Grand Canyon Education, Inc.*	2,800	465,668
H&R Block, Inc.	25,450	1,109,111
Matthews International Corp., Class A	7,100	185,452
Mister Car Wash, Inc.*	8,900	49,484
Service Corp. International	23,900	1,863,483
Strategic Education, Inc.	2,600	208,520
Stride, Inc.*	5,500	357,115

		7,139,192

Hotels, Restaurants & Leisure (2.0%)
Airbnb, Inc., Class A*	55,000	7,464,600
Aramark	35,100	1,293,786
Booking Holdings, Inc.	3,880	20,778,681
Boyd Gaming Corp.	1,300	110,812
Brinker International, Inc.*	5,800	832,416
Caesars Entertainment, Inc.*	33,000	771,870
Carnival Corp.*	141,160	4,311,027
Cava Group, Inc.*	10,400	610,376
Chipotle Mexican Grill, Inc.*	168,300	6,227,100
Churchill Downs, Inc.	7,400	841,972
Darden Restaurants, Inc.	15,350	2,824,707
Domino’s Pizza, Inc.	5,100	2,125,782
DoorDash, Inc., Class A*	44,998	10,191,147
DraftKings, Inc., Class A*	61,700	2,126,182
Dutch Bros, Inc., Class A*	14,500	887,690
Expedia Group, Inc.	16,287	4,614,270
Flutter Entertainment plc, Class DI*	22,000	4,730,880
Hilton Worldwide Holdings, Inc.	29,087	8,355,241
Hyatt Hotels Corp., Class A	7,100	1,138,272
Las Vegas Sands Corp.	40,200	2,616,618
Marriott International, Inc., Class A	27,805	8,626,223
McDonald’s Corp.	87,521	26,749,043
MGM Resorts International (x)*	33,500	1,222,415
Norwegian Cruise Line Holdings Ltd.*	55,300	1,234,296
Papa John’s International, Inc.	5,200	200,148
Planet Fitness, Inc., Class A*	12,600	1,366,722
Red Rock Resorts, Inc., Class A	6,100	377,895
Restaurant Brands International, Inc.	40,600	2,770,138
Royal Caribbean Cruises Ltd.	30,850	8,604,682
Shake Shack, Inc., Class A*	4,800	389,616
Starbucks Corp.	137,300	11,562,033
Texas Roadhouse, Inc., Class A	8,400	1,394,400
Travel + Leisure Co.	5,470	385,799
Vail Resorts, Inc.	4,300	571,040
Viking Holdings Ltd.*	25,500	1,820,955
Wingstop, Inc.	4,000	953,960
Wyndham Hotels & Resorts, Inc.	14,570	1,100,909
Wynn Resorts Ltd.	10,300	1,239,399
Yum! Brands, Inc.	33,340	5,043,675

		158,466,777

Household Durables (0.4%)
Champion Homes, Inc.*	7,600	642,200
DR Horton, Inc.	33,900	4,882,617
Garmin Ltd.	21,900	4,442,415
Helen of Troy Ltd.*	1,700	36,125
Installed Building Products, Inc. (x)	2,700	700,353
Leggett & Platt, Inc.	10,100	111,100
Lennar Corp., Class A	25,889	2,661,389
Lennar Corp., Class B	1,300	123,656
LGI Homes, Inc.*	200	8,592
M/I Homes, Inc.*	900	115,155
Meritage Homes Corp.	8,700	572,460
Mohawk Industries, Inc.*	7,200	786,960
Newell Brands, Inc.	26,190	97,427
NVR, Inc.*	400	2,917,108
PulteGroup, Inc.	24,900	2,919,774
SharkNinja, Inc.*	9,100	1,018,290
Somnigroup International, Inc.	25,500	2,276,640
Sonos, Inc.*	13,700	240,572
Taylor Morrison Home Corp., Class A*	14,900	877,163
Toll Brothers, Inc.	15,300	2,068,866
TopBuild Corp.*	4,711	1,965,382
Tri Pointe Homes, Inc.*	5,000	157,350
Whirlpool Corp.	6,700	483,338

		30,104,932

Leisure Products (0.1%)
Acushnet Holdings Corp.	6,600	526,812
Hasbro, Inc.	22,600	1,853,200
Mattel, Inc.*	54,800	1,087,232
Peloton Interactive, Inc., Class A*	44,903	276,603
Polaris, Inc.	2,600	164,450
Topgolf Callaway Brands Corp.*	16,300	190,221
YETI Holdings, Inc.*	12,900	569,793

		4,668,311

Specialty Retail (1.8%)
Abercrombie & Fitch Co., Class A*	5,600	704,872
Advance Auto Parts, Inc.	8,500	334,050
American Eagle Outfitters, Inc.	25,800	680,346
Asbury Automotive Group, Inc.*	1,600	372,048
AutoNation, Inc.*	2,700	557,496
AutoZone, Inc.*	2,090	7,088,235
Best Buy Co., Inc.	22,910	1,533,366
Boot Barn Holdings, Inc.*	3,700	652,939
Burlington Stores, Inc.*	7,800	2,253,030
CarMax, Inc.*	18,150	701,316
Carvana Co.*	16,100	6,794,522
Chewy, Inc., Class A*	26,200	865,910
Dick’s Sporting Goods, Inc.	9,713	1,922,883
Five Below, Inc.*	8,200	1,544,552
Floor & Decor Holdings, Inc., Class A*	16,700	1,016,863
GameStop Corp., Class A (x)*	51,500	1,034,120
Gap, Inc. (The)	25,700	657,920
Home Depot, Inc. (The)	119,240	41,030,484
Lithia Motors, Inc., Class A	4,300	1,429,019
Lowe’s Cos., Inc.	67,163	16,197,029

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Monro, Inc.	1,800	$36,072
Murphy USA, Inc.	2,555	1,030,994
O’Reilly Automotive, Inc.*	105,250	9,599,852
Penske Automotive Group, Inc.	2,000	316,580
RH*	2,000	358,300
Ross Stores, Inc.	39,120	7,047,077
TJX Cos., Inc. (The)	134,000	20,583,740
Tractor Supply Co.	72,000	3,600,720
Ulta Beauty, Inc.*	5,700	3,448,557
Upbound Group, Inc.	9,600	168,576
Urban Outfitters, Inc.*	8,000	602,080
Valvoline, Inc. (x)*	11,388	330,935
Victoria’s Secret & Co.*	13,730	743,754
Wayfair, Inc., Class A*	11,800	1,184,838
Williams-Sonoma, Inc.	15,600	2,786,004

		139,209,079

Textiles, Apparel & Luxury Goods (0.3%)
Amer Sports, Inc.*	18,700	698,445
Capri Holdings Ltd.*	15,600	380,640
Carter’s, Inc.	4,180	135,557
Columbia Sportswear Co.	700	38,563
Deckers Outdoor Corp.*	20,000	2,073,400
Kontoor Brands, Inc.	7,400	452,066
Lululemon Athletica, Inc.*	13,200	2,743,092
NIKE, Inc., Class B	145,120	9,245,595
On Holding AG, Class A*	27,600	1,282,848
PVH Corp.	6,981	467,867
Ralph Lauren Corp.	4,570	1,615,998
Tapestry, Inc.	24,727	3,159,369
Under Armour, Inc., Class A (x)*	44,900	223,153
VF Corp.	43,300	782,864

		23,299,457

Total Consumer Discretionary		822,203,436

Consumer Staples (4.4%)
Beverages (0.9%)
Celsius Holdings, Inc.*	22,800	1,042,872
Coca-Cola Co. (The)	467,840	32,706,694
Coca-Cola Consolidated, Inc.	7,000	1,073,100
Constellation Brands, Inc., Class A	16,400	2,262,544
Keurig Dr Pepper, Inc.	154,510	4,327,825
Molson Coors Beverage Co., Class B	20,650	963,942
Monster Beverage Corp.*	86,300	6,616,621
PepsiCo, Inc.	165,390	23,736,773

		72,730,371

Consumer Staples Distribution & Retail (1.8%)
Albertsons Cos., Inc., Class A	61,400	1,054,238
BJ’s Wholesale Club Holdings, Inc.*	20,700	1,863,621
Casey’s General Stores, Inc.	5,200	2,874,092
Costco Wholesale Corp.	53,150	45,833,371
Dollar General Corp.	27,100	3,598,067
Dollar Tree, Inc.*	27,923	3,434,808
Kroger Co. (The)	76,120	4,755,978
Maplebear, Inc.*	23,600	1,061,528
Performance Food Group Co.*	23,132	2,080,029
Sprouts Farmers Market, Inc.*	12,500	995,875
Sysco Corp.	63,450	4,675,630
Target Corp.	60,160	5,880,640
US Foods Holding Corp.*	30,600	2,304,792
Walmart, Inc.	525,060	58,496,935

		138,909,604

Food Products (0.4%)
Archer-Daniels-Midland Co.	57,760	3,320,622
Bunge Global SA	14,580	1,298,786
Campbell’s Co. (The) (x)	31,300	872,331
Conagra Brands, Inc.	77,592	1,343,118
Darling Ingredients, Inc.*	18,900	680,400
General Mills, Inc.	76,300	3,547,950
Hershey Co. (The)	18,650	3,393,927
Hormel Foods Corp.	44,500	1,054,650
Ingredion, Inc.	8,200	904,132
J M Smucker Co. (The)	12,403	1,213,138
Kraft Heinz Co. (The)	118,536	2,874,498
Lamb Weston Holdings, Inc.	22,050	923,675
McCormick & Co., Inc. (Non-Voting)	31,800	2,165,898
Mondelez International, Inc., Class A	162,510	8,747,913
Post Holdings, Inc.*	1,300	128,765
Tyson Foods, Inc., Class A	39,200	2,297,904

		34,767,707

Household Products (0.7%)
Church & Dwight Co., Inc.	33,700	2,825,745
Clorox Co. (The)	16,250	1,638,488
Colgate-Palmolive Co.	102,520	8,101,130
Kimberly-Clark Corp.	44,400	4,479,516
Procter & Gamble Co. (The)	281,245	40,305,221

		57,350,100

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	28,100	2,942,632
Kenvue, Inc.	250,956	4,328,991

		7,271,623

Tobacco (0.5%)
Altria Group, Inc.	207,190	11,946,575
Philip Morris International, Inc.	188,930	30,304,372

		42,250,947

Total Consumer Staples		353,280,352

Energy (3.0%)
Energy Equipment & Services (0.3%)
Archrock, Inc.	12,600	327,852
Baker Hughes Co.	130,084	5,924,025
Cactus, Inc., Class A	4,300	196,424
Halliburton Co.	102,730	2,903,150
Helmerich & Payne, Inc.	3,900	111,852
Innovex International, Inc.*	1,000	21,870
Kodiak Gas Services, Inc.	12,000	448,800
Liberty Energy, Inc., Class A	21,863	403,591
Noble Corp. plc	13,200	372,768
NOV, Inc.	45,380	709,290
Oceaneering International, Inc.*	14,000	336,420
Patterson-UTI Energy, Inc. (x)	51,000	311,610
SLB Ltd.	194,171	7,452,283
TechnipFMC plc	48,000	2,138,880
Valaris Ltd.*	9,900	498,960
Weatherford International plc	7,900	618,254

		22,776,029

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Oil, Gas & Consumable Fuels (2.7%)
Antero Midstream Corp.	54,300	$965,997
Antero Resources Corp.*	37,300	1,285,358
APA Corp.	56,117	1,372,622
California Resources Corp.	8,300	371,093
Centrus Energy Corp., Class A*	3,300	801,108
Cheniere Energy, Inc.	28,700	5,578,993
Chevron Corp.	231,768	35,323,761
Chord Energy Corp.	7,345	680,881
Civitas Resources, Inc.	12,000	325,080
Clean Energy Fuels Corp.*	52,500	110,250
CNX Resources Corp.*	16,300	599,351
Comstock Resources, Inc.*	20,800	482,144
ConocoPhillips	151,586	14,189,965
Core Natural Resources, Inc.	4,700	415,997
Coterra Energy, Inc.	110,235	2,901,385
CVR Energy, Inc.*	11,200	284,928
Devon Energy Corp.	89,694	3,285,491
Diamondback Energy, Inc.	24,141	3,629,117
DT Midstream, Inc.	17,200	2,058,496
EOG Resources, Inc.	68,800	7,224,688
EQT Corp.	71,997	3,859,039
Excelerate Energy, Inc., Class A	4,700	131,835
Expand Energy Corp.	27,545	3,039,866
Exxon Mobil Corp.#	519,112	62,469,938
Gulfport Energy Corp.*	1,900	395,181
HF Sinclair Corp.	23,686	1,091,451
HighPeak Energy, Inc. (x)	400	1,896
Kinder Morgan, Inc.	254,071	6,984,412
Kinetik Holdings, Inc., Class A (x)	7,100	255,955
Kosmos Energy Ltd. (x)*	28,800	26,133
Marathon Petroleum Corp.	39,133	6,364,200
Matador Resources Co.	15,000	636,600
Northern Oil & Gas, Inc. (x)	23,700	508,839
Occidental Petroleum Corp.	87,535	3,599,439
ONEOK, Inc.	77,013	5,660,455
Ovintiv, Inc.	31,500	1,234,485
PBF Energy, Inc., Class A	14,700	398,664
Permian Resources Corp.	86,200	1,209,386
Phillips 66	48,788	6,295,604
Range Resources Corp.	38,900	1,371,614
Scorpio Tankers, Inc.	6,900	350,727
SM Energy Co.	2,100	39,270
Targa Resources Corp.	27,800	5,129,100
Texas Pacific Land Corp.	7,500	2,154,150
Uranium Energy Corp.*	55,300	645,904
Valero Energy Corp.	39,130	6,369,973
Viper Energy, Inc., Class A	16,500	637,395
Williams Cos., Inc. (The)	152,779	9,183,546
World Kinect Corp.	10,700	250,701

		212,182,463

Total Energy		234,958,492

Financials (13.9%)
Banks (3.9%)
Ameris Bancorp	6,900	512,463
Associated Banc-Corp.	8,200	211,232
Atlantic Union Bankshares Corp.	12,100	427,130
Axos Financial, Inc.*	3,800	327,408
Banc of California, Inc.	26,300	507,327
BancFirst Corp.	3,600	381,672
Bancorp, Inc. (The)*	7,100	479,392
Bank of America Corp.	814,046	44,772,530
Bank of Hawaii Corp.	7,100	485,427
Bank of NT Butterfield & Son Ltd. (The)	900	44,838
Bank OZK	4,900	225,498
BankUnited, Inc.	2,600	115,882
Banner Corp.	1,100	68,926
Beacon Financial Corp.	2,610	68,826
BOK Financial Corp.	4,050	479,763
Cadence Bank	29,750	1,274,490
Cathay General Bancorp	8,930	432,123
Citigroup, Inc.	223,684	26,101,686
Citizens Financial Group, Inc.	62,178	3,631,817
City Holding Co.	1,430	170,456
Columbia Banking System, Inc.	42,310	1,182,564
Columbia Financial, Inc.*	6,000	93,240
Comerica, Inc.	15,500	1,347,415
Commerce Bancshares, Inc.	20,365	1,065,904
Community Financial System, Inc.	7,000	402,080
Cullen/Frost Bankers, Inc.	7,800	987,714
CVB Financial Corp.	20,700	385,020
Dime Community Bancshares, Inc.	297	8,937
East West Bancorp, Inc.	18,200	2,045,498
Eastern Bankshares, Inc.	12,000	221,160
Enterprise Financial Services Corp.	100	5,400
FB Financial Corp.	2,500	139,500
Fifth Third Bancorp	79,545	3,723,501
First Bancorp	24,700	512,031
First Busey Corp.	1,833	43,607
First Citizens BancShares, Inc., Class A	1,272	2,729,941
First Commonwealth Financial Corp.	3,500	59,010
First Financial Bancorp	12,300	307,746
First Financial Bankshares, Inc.	12,300	367,401
First Financial Corp.	5,300	320,226
First Hawaiian, Inc.	9,300	235,290
First Horizon Corp.	63,050	1,506,895
First Merchants Corp.	7,800	292,344
FNB Corp.	46,456	794,398
Fulton Financial Corp.	12,600	243,558
Glacier Bancorp, Inc.	20,100	885,405
Hancock Whitney Corp.	8,124	517,336
Hilltop Holdings, Inc.	8,700	295,278
Home BancShares, Inc.	27,800	772,284
Hope Bancorp, Inc.	3,383	37,078
Huntington Bancshares, Inc.	196,424	3,407,956
Independent Bank Corp.	5,000	365,400
International Bancshares Corp.	6,800	451,792
JPMorgan Chase & Co.	332,625	107,178,428
Kearny Financial Corp.	9,432	69,891
KeyCorp	115,802	2,390,153
Live Oak Bancshares, Inc.	3,400	116,790
M&T Bank Corp.	20,412	4,112,610
Mechanics Bancorp	900	13,167
NBT Bancorp, Inc.	2,600	107,952
NU Holdings Ltd., Class A*	394,100	6,597,234
OceanFirst Financial Corp.	3,200	57,440
Old National Bancorp	46,300	1,032,953
Park National Corp.	1,500	228,270
Pinnacle Financial Partners, Inc.	10,056	959,443

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
PNC Financial Services Group, Inc. (The)	49,618	$10,356,765
Popular, Inc.	8,750	1,089,550
Prosperity Bancshares, Inc.	13,412	926,903
Provident Financial Services, Inc.	5,800	114,550
Regions Financial Corp.	121,200	3,284,520
Renasant Corp.	300	10,566
S&T Bancorp, Inc.	4,200	165,270
ServisFirst Bancshares, Inc.	6,300	452,277
Simmons First National Corp., Class A	14,600	275,210
SouthState Bank Corp.	14,557	1,369,959
Synovus Financial Corp.	23,113	1,156,806
TFS Financial Corp.	26,400	353,232
Tompkins Financial Corp.	2,639	191,380
Towne Bank	8,879	296,292
Truist Financial Corp.	164,360	8,088,156
Trustmark Corp.	850	33,107
UMB Financial Corp.	6,715	772,494
United Bankshares, Inc.	20,400	783,360
United Community Banks, Inc.	14,900	465,178
US Bancorp	197,590	10,543,402
Valley National Bancorp	46,100	538,448
WaFd, Inc.	9,500	304,285
Webster Financial Corp.	22,688	1,427,983
Wells Fargo & Co.	386,273	36,000,644
WesBanco, Inc.	4,600	152,904
Western Alliance Bancorp	14,200	1,193,794
Wintrust Financial Corp.	11,500	1,607,930
WSFS Financial Corp.	8,990	496,608
Zions Bancorp NA	17,400	1,018,596

		312,806,295

Capital Markets (3.5%)
Acadian Asset Management, Inc.	600	28,200
Affiliated Managers Group, Inc.	4,640	1,337,619
Ameriprise Financial, Inc.	12,360	6,060,602
Ares Management Corp., Class A	24,481	3,956,864
Artisan Partners Asset Management, Inc., Class A	10,105	411,678
Bank of New York Mellon Corp. (The)	85,250	9,896,673
BGC Group, Inc., Class A	24,600	219,678
BlackRock, Inc.	18,563	19,868,721
Blackstone, Inc.	90,300	13,918,842
Blue Owl Capital, Inc., Class A (x)	62,400	932,256
Brookfield Asset Management Ltd., Class A	48,000	2,514,720
Carlyle Group, Inc. (The)	32,000	1,891,520
Cboe Global Markets, Inc.	14,300	3,589,300
Charles Schwab Corp. (The)	207,475	20,728,827
CME Group, Inc.	44,665	12,197,118
Cohen & Steers, Inc.	5,200	326,456
Coinbase Global, Inc., Class A*	27,100	6,128,394
DigitalBridge Group, Inc.	18,075	277,270
Evercore, Inc., Class A	4,800	1,633,200
FactSet Research Systems, Inc.	4,900	1,421,931
Franklin Resources, Inc.	54,890	1,311,322
Freedom Holding Corp. (x)*	1,500	182,520
Goldman Sachs Group, Inc. (The)	36,000	31,644,000
Hamilton Lane, Inc., Class A	900	120,879
Houlihan Lokey, Inc., Class A	6,600	1,149,654
Interactive Brokers Group, Inc., Class A	56,160	3,611,650
Intercontinental Exchange, Inc.	71,616	11,598,927
Invesco Ltd.	66,200	1,739,074
Janus Henderson Group plc	16,100	765,877
Jefferies Financial Group, Inc.	24,488	1,517,521
KKR & Co., Inc.	85,391	10,885,645
Lazard, Inc.	3,900	189,384
LPL Financial Holdings, Inc.	10,600	3,786,002
Marex Group plc	9,900	379,764
MarketAxess Holdings, Inc.	5,660	1,025,875
Moelis & Co., Class A	2,200	151,228
Moody’s Corp.	19,550	9,987,118
Morgan Stanley	138,987	24,674,362
MSCI, Inc.	9,034	5,183,077
Nasdaq, Inc.	52,300	5,079,899
Northern Trust Corp.	26,650	3,640,123
Piper Sandler Cos.	1,800	611,478
Raymond James Financial, Inc.	25,100	4,030,809
Robinhood Markets, Inc., Class A*	92,800	10,495,680
S&P Global, Inc.	37,234	19,458,116
SEI Investments Co.	16,150	1,324,623
State Street Corp.	36,150	4,663,712
StepStone Group, Inc., Class A	4,400	282,348
Stifel Financial Corp.	15,508	1,941,912
StoneX Group, Inc.*	2,550	242,582
T. Rowe Price Group, Inc.	31,280	3,202,446
TPG, Inc., Class A	16,200	1,034,208
Tradeweb Markets, Inc., Class A	15,000	1,613,100
Victory Capital Holdings, Inc., Class A	5,500	346,995
Virtu Financial, Inc., Class A	6,900	229,908
XP, Inc., Class A	49,000	802,130

		276,243,817

Consumer Finance (0.7%)
Ally Financial, Inc.	37,869	1,715,087
American Express Co.	66,756	24,696,382
Bread Financial Holdings, Inc.	300	22,209
Capital One Financial Corp.	75,878	18,389,792
Credit Acceptance Corp. (x)*	500	221,730
Enova International, Inc.*	2,300	361,560
FirstCash Holdings, Inc.	4,572	728,685
Navient Corp.	25,584	332,592
Nelnet, Inc., Class A	4,000	531,840
OneMain Holdings, Inc.	17,900	1,209,145
SLM Corp.	32,084	868,193
SoFi Technologies, Inc.*	139,800	3,659,964
Synchrony Financial	46,952	3,917,206
Upstart Holdings, Inc. (x)*	10,100	441,673

		57,096,058

Financial Services (3.7%)
Affirm Holdings, Inc., Class A*	34,000	2,530,620
Apollo Global Management, Inc.	51,686	7,482,065
Berkshire Hathaway, Inc., Class B*	220,936	111,053,481
Block, Inc., Class A*	73,324	4,772,659
Burford Capital Ltd.	17,600	156,992
Corebridge Financial, Inc.	37,700	1,137,409
Corpay, Inc.*	8,800	2,648,184
Enact Holdings, Inc.	10,900	432,076
Essent Group Ltd.	17,600	1,144,176
Euronet Worldwide, Inc.*	4,700	357,717

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Evertec, Inc.	2,500	$72,725
Fidelity National Information Services, Inc.	66,069	4,390,946
Fiserv, Inc.*	69,202	4,648,298
Flywire Corp.*	14,600	206,736
Global Payments, Inc.	32,476	2,513,642
Jack Henry & Associates, Inc.	11,430	2,085,746
Jackson Financial, Inc., Class A	11,800	1,258,470
Marqeta, Inc., Class A*	66,800	317,300
Mastercard, Inc., Class A	97,500	55,660,800
MGIC Investment Corp.	42,500	1,241,850
NCR Atleos Corp.*	3,300	125,763
NMI Holdings, Inc., Class A*	4,700	191,713
Payoneer Global, Inc.*	56,500	317,530
PayPal Holdings, Inc.	117,153	6,839,392
PennyMac Financial Services, Inc.	3,833	505,343
Radian Group, Inc.	7,800	280,722
Remitly Global, Inc.*	22,900	316,020
Rocket Cos., Inc., Class A	114,400	2,214,784
Sezzle, Inc. (x)*	3,800	241,205
Toast, Inc., Class A*	52,200	1,853,622
Visa, Inc., Class A	204,012	71,549,049
Voya Financial, Inc.	14,900	1,109,901
Walker & Dunlop, Inc.	3,700	222,555

		289,879,491

Insurance (2.0%)
Aflac, Inc.	61,100	6,737,497
Allstate Corp. (The)	33,740	7,022,981
American Financial Group, Inc.	12,030	1,644,260
American International Group, Inc.	72,436	6,196,900
Aon plc, Class A	26,319	9,287,449
Arch Capital Group Ltd.*	48,300	4,632,936
Arthur J Gallagher & Co.	32,300	8,358,917
Assurant, Inc.	6,200	1,493,270
Assured Guaranty Ltd.	4,800	431,376
Axis Capital Holdings Ltd.	10,270	1,099,814
Baldwin Insurance Group, Inc. (The), Class A (x)*	11,200	269,136
Brighthouse Financial, Inc.*	1,932	125,174
Brown & Brown, Inc.	32,900	2,622,130
Chubb Ltd.	44,551	13,905,258
Cincinnati Financial Corp.	20,320	3,318,663
CNA Financial Corp.	6,900	329,406
CNO Financial Group, Inc.	7,400	314,278
Employers Holdings, Inc.	600	25,902
Everest Group Ltd.	6,100	2,070,035
F&G Annuities & Life, Inc.	11,550	356,318
Fidelity National Financial, Inc.	33,580	1,833,132
First American Financial Corp.	17,600	1,081,344
Genworth Financial, Inc., Class A*	19,600	176,988
Globe Life, Inc.	10,605	1,483,215
Goosehead Insurance, Inc., Class A	600	44,190
Hanover Insurance Group, Inc. (The)	6,190	1,131,346
Hartford Insurance Group, Inc. (The)	36,910	5,086,198
Kemper Corp.	1,782	72,242
Kinsale Capital Group, Inc.	3,800	1,486,256
Lincoln National Corp.	30,350	1,351,486
Loews Corp.	25,392	2,674,032
Markel Group, Inc.*	1,760	3,783,384
Marsh & McLennan Cos., Inc.	62,450	11,585,724
MBIA, Inc.*	3,100	22,196
Mercury General Corp.	5,000	470,300
MetLife, Inc.	70,560	5,570,006
Old Republic International Corp.	30,794	1,405,438
Palomar Holdings, Inc.*	1,700	229,092
Primerica, Inc.	5,900	1,524,324
Principal Financial Group, Inc.	30,800	2,716,868
ProAssurance Corp.*	600	14,496
Progressive Corp. (The)	71,500	16,281,980
Prudential Financial, Inc.	42,831	4,834,763
Reinsurance Group of America, Inc.	9,310	1,894,213
RenaissanceRe Holdings Ltd.	6,560	1,844,410
RLI Corp.	10,560	675,629
Ryan Specialty Holdings, Inc., Class A	12,600	650,538
Selective Insurance Group, Inc.	1,800	150,606
Travelers Cos., Inc. (The)	28,170	8,170,990
Trupanion, Inc.*	1,000	37,370
Unum Group	23,800	1,844,500
W.R. Berkley Corp.	39,300	2,755,716
White Mountains Insurance Group Ltd.	100	207,803
Willis Towers Watson plc	13,100	4,304,660

		157,637,135

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT) (x)	103,900	1,113,808
Annaly Capital Management, Inc. (REIT)	69,288	1,549,280
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,900	28,072
Arbor Realty Trust, Inc. (REIT) (x)	34,900	270,824
Blackstone Mortgage Trust, Inc. (REIT), Class A	6,800	130,084
Claros Mortgage Trust, Inc. (REIT)*	2,700	8,262
Rithm Capital Corp. (REIT)	66,550	725,395
Starwood Property Trust, Inc. (REIT)	57,200	1,030,172

		4,855,897

Total Financials		1,098,518,693

Health Care (10.0%)
Biotechnology (2.1%)
AbbVie, Inc.	213,830	48,858,017
ACADIA Pharmaceuticals, Inc.*	17,100	456,741
ADMA Biologics, Inc.*	29,900	545,376
Agios Pharmaceuticals, Inc.*	2,300	62,606
Alector, Inc.*	1,800	2,808
Alkermes plc*	20,700	579,186
Allogene Therapeutics, Inc.*	24,600	33,702
Alnylam Pharmaceuticals, Inc.*	15,400	6,123,810
Amgen, Inc.	64,868	21,231,945
Amicus Therapeutics, Inc.*	51,600	734,784
AnaptysBio, Inc.*	6,600	319,968
Anavex Life Sciences Corp.*	23,900	85,084
Apellis Pharmaceuticals, Inc.*	14,000	351,680
Arcellx, Inc.*	4,900	319,480
Arcturus Therapeutics Holdings, Inc. (x)*	400	2,452
Arcus Biosciences, Inc.*	6,200	147,746
Arrowhead Pharmaceuticals, Inc.*	22,200	1,473,858
Avidity Biosciences, Inc.*	14,500	1,045,885
Beam Therapeutics, Inc.*	7,300	202,356
BioCryst Pharmaceuticals, Inc.*	35,300	275,340

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Biogen, Inc.*	20,560	$3,618,354
Biohaven Ltd.*	9,700	109,513
BioMarin Pharmaceutical, Inc.*	28,200	1,675,926
Bridgebio Pharma, Inc.*	18,844	1,441,378
Caris Life Sciences, Inc.*	14,400	388,512
Cidara Therapeutics, Inc.*	2,800	618,492
Cogent Biosciences, Inc.*	16,600	589,632
CRISPR Therapeutics AG (x)*	10,000	524,400
Cytokinetics, Inc.*	12,600	800,604
Denali Therapeutics, Inc.*	14,300	236,093
Dyne Therapeutics, Inc.*	10,800	211,248
Editas Medicine, Inc.*	11,500	23,575
Exact Sciences Corp.*	26,700	2,711,652
Exelixis, Inc.*	38,900	1,704,987
Fate Therapeutics, Inc.*	12,600	12,381
Gilead Sciences, Inc.	149,191	18,311,703
GRAIL, Inc.*	4,016	343,729
Halozyme Therapeutics, Inc.*	17,900	1,204,670
Ideaya Biosciences, Inc.*	13,500	466,695
ImmunityBio, Inc. (x)*	71,300	141,174
Immunovant, Inc.*	15,700	399,094
Incyte Corp.*	19,700	1,945,769
Insmed, Inc.*	21,200	3,689,648
Ionis Pharmaceuticals, Inc.*	24,800	1,961,928
Ironwood Pharmaceuticals, Inc., Class A*	4,000	13,480
Kodiak Sciences, Inc.*	3,500	97,860
Krystal Biotech, Inc.*	3,200	788,928
Kura Oncology, Inc.*	12,500	129,875
Madrigal Pharmaceuticals, Inc.*	2,400	1,397,616
Moderna, Inc.*	44,417	1,309,857
Myriad Genetics, Inc.*	11,500	70,725
Natera, Inc.*	16,300	3,734,167
Neurocrine Biosciences, Inc.*	14,500	2,056,535
Nkarta, Inc.*	800	1,480
Novavax, Inc. (x)*	12,200	81,984
Nuvalent, Inc., Class A*	4,800	482,832
Organogenesis Holdings, Inc., Class A*	25,100	130,018
PDL BioPharma, Inc. (r)*	46,000	—
Praxis Precision Medicines, Inc.*	2,400	707,376
Protagonist Therapeutics, Inc.*	6,900	602,646
Prothena Corp. plc*	3,300	31,515
PTC Therapeutics, Inc.*	8,000	607,680
Recursion Pharmaceuticals, Inc., Class A (x)*	1,000	4,090
Regeneron Pharmaceuticals, Inc.	13,000	10,034,310
REGENXBIO, Inc.*	7,400	106,560
Relay Therapeutics, Inc.*	22,001	186,128
Replimune Group, Inc.*	1,100	10,692
Revolution Medicines, Inc.*	20,724	1,650,667
Rhythm Pharmaceuticals, Inc.*	7,100	759,984
Rocket Pharmaceuticals, Inc.*	8,900	31,239
Roivant Sciences Ltd.*	47,400	1,028,580
Sana Biotechnology, Inc.*	14,595	59,402
Sarepta Therapeutics, Inc.*	12,700	273,304
Stoke Therapeutics, Inc.*	500	15,870
TG Therapeutics, Inc.*	18,300	545,523
Twist Bioscience Corp.*	6,900	218,868
Ultragenyx Pharmaceutical, Inc.*	10,000	230,000
United Therapeutics Corp.*	5,400	2,631,150
Vaxcyte, Inc.*	14,700	678,258
Veracyte, Inc.*	7,700	324,170
Vericel Corp.*	3,600	129,636
Vertex Pharmaceuticals, Inc.*	31,300	14,190,168
Vir Biotechnology, Inc.*	10,700	64,521
Xencor, Inc.*	8,900	136,259

		171,537,934

Health Care Equipment & Supplies (2.0%)
Abbott Laboratories	210,512	26,375,048
Align Technology, Inc.*	11,300	1,764,495
AtriCure, Inc.*	1,800	71,208
Avanos Medical, Inc.*	7,975	89,559
Baxter International, Inc.	80,080	1,530,329
Becton Dickinson & Co.	35,613	6,911,415
Boston Scientific Corp.*	179,500	17,115,325
CONMED Corp.	4,500	182,700
Cooper Cos., Inc. (The)*	27,600	2,262,096
Dexcom, Inc.*	55,200	3,663,624
Edwards Lifesciences Corp.*	74,700	6,368,175
Embecta Corp.	2,602	30,912
Enovis Corp.*	4,333	115,431
Envista Holdings Corp.*	21,763	472,475
GE HealthCare Technologies, Inc.	60,015	4,922,430
Glaukos Corp.*	6,800	767,788
Globus Medical, Inc., Class A*	19,837	1,731,968
Haemonetics Corp.*	600	48,090
Hologic, Inc.*	30,600	2,279,394
ICU Medical, Inc.*	1,700	242,539
IDEXX Laboratories, Inc.*	10,000	6,765,300
Inogen, Inc.*	3,600	24,192
Insulet Corp.*	9,100	2,586,584
Integer Holdings Corp.*	3,500	274,505
Integra LifeSciences Holdings Corp.*	6,500	80,730
Intuitive Surgical, Inc.*	42,700	24,183,572
iRhythm Technologies, Inc.*	4,000	709,760
Lantheus Holdings, Inc.*	8,700	578,985
LivaNova plc*	5,100	313,803
Masimo Corp.*	5,700	741,342
Medtronic plc	158,285	15,204,857
Merit Medical Systems, Inc.*	300	26,442
Neogen Corp.*	32,700	228,573
Novocure Ltd.*	17,900	231,447
Omnicell, Inc.*	7,900	357,870
Penumbra, Inc.*	6,300	1,958,733
PROCEPT BioRobotics Corp.*	5,700	179,322
QuidelOrtho Corp.*	7,797	222,682
ResMed, Inc.	19,100	4,600,617
Solventum Corp.*	19,607	1,553,659
STAAR Surgical Co.*	3,500	80,815
STERIS plc	12,709	3,221,986
Stryker Corp.	41,270	14,505,167
Teleflex, Inc.	7,700	939,708
TransMedics Group, Inc.*	4,400	535,260
Varex Imaging Corp.*	2,624	30,570
Zimmer Biomet Holdings, Inc.	26,000	2,337,920

		159,419,402

Health Care Providers & Services (1.7%)
AdaptHealth Corp., Class A*	16,900	168,324
Addus HomeCare Corp.*	200	21,478
AMN Healthcare Services, Inc.*	200	3,152
Astrana Health, Inc.*	7,300	181,113

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Aveanna Healthcare Holdings, Inc.*	7,400	$60,458
BrightSpring Health Services, Inc.*	26,000	973,700
Brookdale Senior Living, Inc.*	36,435	393,134
Cardinal Health, Inc.	29,000	5,959,500
Castle Biosciences, Inc.*	200	7,780
Cencora, Inc.	23,400	7,903,350
Centene Corp.*	64,400	2,650,060
Chemed Corp.	2,100	898,506
Cigna Group (The)	33,576	9,241,122
Concentra Group Holdings Parent, Inc.	10,974	215,968
CorVel Corp.*	3,900	263,913
CVS Health Corp.	154,634	12,271,754
Elevance Health, Inc.	28,380	9,948,609
Encompass Health Corp.	12,700	1,347,978
Enhabit, Inc.*	9,250	85,285
Ensign Group, Inc. (The)	5,800	1,010,360
Fulgent Genetics, Inc.*	300	7,881
Guardant Health, Inc.*	14,800	1,511,672
HCA Healthcare, Inc.	20,600	9,617,316
HealthEquity, Inc.*	13,100	1,200,091
Henry Schein, Inc.*	19,200	1,451,136
Hims & Hers Health, Inc. (x)*	26,800	870,196
Humana, Inc.	16,600	4,251,758
Innovage Holding Corp.*	1,200	6,228
Labcorp Holdings, Inc.	11,435	2,868,813
LifeStance Health Group, Inc.*	27,100	190,784
McKesson Corp.	15,280	12,534,031
Molina Healthcare, Inc.*	7,200	1,249,488
National Research Corp.	100	1,877
NeoGenomics, Inc.*	17,900	210,504
OPKO Health, Inc.*	104,600	131,796
Option Care Health, Inc.*	19,525	622,067
PACS Group, Inc.*	9,400	360,866
Pediatrix Medical Group, Inc.*	10,340	221,173
Pennant Group, Inc. (The)*	2,100	59,115
Privia Health Group, Inc.*	14,200	336,682
Progyny, Inc.*	8,900	228,552
Quest Diagnostics, Inc.	16,230	2,816,392
RadNet, Inc.*	8,000	570,800
Select Medical Holdings Corp.	13,600	201,960
Surgery Partners, Inc.*	798	12,329
Tenet Healthcare Corp.*	10,700	2,126,304
UnitedHealth Group, Inc.	108,957	35,967,795
Universal Health Services, Inc., Class B	7,980	1,739,800

		134,972,950

Health Care Technology (0.1%)
Certara, Inc.*	16,330	143,867
Definitive Healthcare Corp., Class A*	12,000	34,440
Doximity, Inc., Class A*	13,800	611,064
Evolent Health, Inc., Class A*	7,400	29,600
Phreesia, Inc.*	6,100	103,212
Schrodinger, Inc.*	14,100	252,108
Teladoc Health, Inc.*	24,260	169,820
Veeva Systems, Inc., Class A*	19,700	4,397,631
Waystar Holding Corp.*	15,000	491,250

		6,232,992

Life Sciences Tools & Services (1.0%)
10X Genomics, Inc., Class A*	13,900	226,709
Agilent Technologies, Inc.	37,430	5,093,100
Avantor, Inc.*	96,094	1,101,237
Azenta, Inc.*	7,987	265,648
Bio-Rad Laboratories, Inc., Class A*	2,400	727,176
Bio-Techne Corp.	25,800	1,517,298
Bruker Corp.	14,400	678,384
Charles River Laboratories International, Inc.*	5,850	1,166,958
Codexis, Inc.*	600	978
CryoPort, Inc.*	3,300	31,680
Danaher Corp.	76,960	17,617,683
Fortrea Holdings, Inc.*	235	4,054
Illumina, Inc.*	19,100	2,505,156
IQVIA Holdings, Inc.*	20,380	4,593,856
Maravai LifeSciences Holdings, Inc., Class A*	11,581	37,638
Medpace Holdings, Inc.*	2,800	1,572,620
Mettler-Toledo International, Inc.*	2,900	4,043,151
OmniAb, Inc.*	11,270	20,849
Pacific Biosciences of California, Inc. (x)*	3,200	5,984
QIAGEN NV	33,885	1,523,808
Repligen Corp.*	9,700	1,589,442
Revvity, Inc. (x)	18,600	1,799,550
Sotera Health Co.*	33,931	598,543
Tempus AI, Inc., Class A*	10,300	608,215
Thermo Fisher Scientific, Inc.	45,950	26,625,728
Waters Corp.*	7,800	2,962,674
West Pharmaceutical Services, Inc.	8,500	2,338,690

		79,256,809

Pharmaceuticals (3.1%)
Amneal Pharmaceuticals, Inc.*	20,200	254,520
Amphastar Pharmaceuticals, Inc.*	5,200	139,256
Arvinas, Inc.*	5,200	61,672
Atea Pharmaceuticals, Inc.*	12,500	44,625
Axsome Therapeutics, Inc.*	4,700	858,408
Bristol-Myers Squibb Co.	249,644	13,465,797
Corcept Therapeutics, Inc.*	11,200	389,760
Crinetics Pharmaceuticals, Inc.*	500	23,275
Elanco Animal Health, Inc. (x)*	74,632	1,688,922
Eli Lilly & Co.	95,988	103,156,384
Harmony Biosciences Holdings, Inc.*	9,200	344,264
Innoviva, Inc.*	6,818	136,292
Jazz Pharmaceuticals plc*	7,800	1,326,000
Johnson & Johnson	288,288	59,661,202
Ligand Pharmaceuticals, Inc.*	2,300	434,861
Merck & Co., Inc.	301,790	31,766,416
Organon & Co.	2,300	16,491
Pacira BioSciences, Inc.*	7,400	191,512
Perrigo Co. plc	13,700	190,704
Pfizer, Inc.	695,917	17,328,333
Phibro Animal Health Corp., Class A	1,200	44,832
Prestige Consumer Healthcare, Inc.*	5,900	363,971
Royalty Pharma plc, Class A	54,600	2,109,744
Theravance Biopharma, Inc.*	13,700	256,327
Viatris, Inc.	184,274	2,294,211
Zoetis, Inc.	55,100	6,932,682

		243,480,461

Total Health Care		794,900,548

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Industrials (9.4%)
Aerospace & Defense (2.3%)
AAR Corp.*	1,800	$149,022
AeroVironment, Inc.*	3,600	870,804
Archer Aviation, Inc., Class A*	66,700	501,584
ATI, Inc.*	19,000	2,180,440
Axon Enterprise, Inc.*	9,900	5,622,507
Boeing Co. (The)*	89,500	19,432,240
BWX Technologies, Inc.	12,200	2,108,648
Carpenter Technology Corp.	6,700	2,109,428
Curtiss-Wright Corp.	4,700	2,590,969
GE Aerospace	125,945	38,794,838
General Dynamics Corp.	31,670	10,662,022
HEICO Corp.	6,941	2,246,038
HEICO Corp., Class A	11,245	2,838,575
Hexcel Corp.	9,600	709,440
Howmet Aerospace, Inc.	49,129	10,072,428
Huntington Ingalls Industries, Inc.	6,200	2,108,434
Karman Holdings, Inc.*	8,000	585,360
Kratos Defense & Security Solutions, Inc. (x)*	18,900	1,434,699
L3Harris Technologies, Inc.	23,391	6,866,896
Leonardo DRS, Inc.	8,700	296,583
Lockheed Martin Corp.	26,160	12,652,807
Moog, Inc., Class A	3,000	730,650
Northrop Grumman Corp.	17,050	9,722,081
Rocket Lab Corp.*	45,900	3,201,984
RTX Corp.	160,267	29,392,968
StandardAero, Inc.*	14,800	424,464
Textron, Inc.	25,900	2,257,703
TransDigm Group, Inc.	6,850	9,109,472
V2X, Inc.*	1,600	87,280
Woodward, Inc.	7,430	2,246,238

		182,006,602

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	14,530	2,335,843
Expeditors International of Washington, Inc.	19,400	2,890,794
FedEx Corp.	25,850	7,467,031
GXO Logistics, Inc.*	14,900	784,336
United Parcel Service, Inc., Class B	93,650	9,289,143

		22,767,147

Building Products (0.6%)
A.O. Smith Corp.	21,900	1,464,672
AAON, Inc.	8,700	663,375
Advanced Drainage Systems, Inc.	9,900	1,433,817
Allegion plc	10,612	1,689,643
Apogee Enterprises, Inc.	2,100	76,461
Armstrong World Industries, Inc.	6,500	1,242,150
Builders FirstSource, Inc.*	17,490	1,799,546
Carlisle Cos., Inc.	6,100	1,951,146
Carrier Global Corp.	101,071	5,340,592
Fortune Brands Innovations, Inc.	16,450	822,829
Gibraltar Industries, Inc.*	1,900	93,936
Johnson Controls International plc	80,871	9,684,302
Lennox International, Inc.	4,910	2,384,198
Masco Corp.	32,100	2,037,066
Masterbrand, Inc.*	11,450	126,408
Modine Manufacturing Co.*	6,600	881,166
Owens Corning	14,070	1,574,574
Simpson Manufacturing Co., Inc.	6,100	984,967
Trane Technologies plc	28,012	10,902,270
UFP Industries, Inc.	11,500	1,047,075
Zurn Elkay Water Solutions Corp.	14,900	692,701

		46,892,894

Commercial Services & Supplies (0.5%)
ABM Industries, Inc.	700	29,610
Casella Waste Systems, Inc., Class A*	6,200	607,228
Cimpress plc*	1,700	113,203
Cintas Corp.	44,100	8,293,887
Clean Harbors, Inc.*	7,100	1,664,808
Copart, Inc.*	111,400	4,361,310
CoreCivic, Inc.*	4,100	78,351
Deluxe Corp.	1,400	31,262
HNI Corp.	2,500	105,100
MillerKnoll, Inc.	5,300	96,884
MSA Safety, Inc.	5,900	944,826
OPENLANE, Inc.*	1,700	50,626
RB Global, Inc.	26,748	2,751,567
Republic Services, Inc.	26,335	5,581,177
Rollins, Inc.	35,450	2,127,709
Tetra Tech, Inc.	46,500	1,559,610
UniFirst Corp.	500	96,450
Veralto Corp.	32,486	3,241,453
Vestis Corp.	16,250	108,387
Waste Management, Inc.	46,450	10,205,529

		42,048,977

Construction & Engineering (0.4%)
AECOM	18,202	1,735,197
Ameresco, Inc., Class A*	5,000	146,450
API Group Corp.*	44,550	1,704,483
Arcosa, Inc.	5,780	614,529
Comfort Systems USA, Inc.	4,300	4,013,147
Construction Partners, Inc., Class A*	1,200	130,260
Dycom Industries, Inc.*	3,900	1,317,810
EMCOR Group, Inc.	5,500	3,364,845
Fluor Corp.*	22,300	883,749
IES Holdings, Inc.*	1,400	544,628
MasTec, Inc.*	8,900	1,934,593
Primoris Services Corp.	6,700	831,738
Quanta Services, Inc.	17,950	7,575,977
Sterling Infrastructure, Inc.*	3,800	1,163,674
Valmont Industries, Inc.	3,100	1,247,192

		27,208,272

Electrical Equipment (1.0%)
Acuity, Inc.	4,100	1,476,164
AMETEK, Inc.	27,575	5,661,423
Bloom Energy Corp., Class A*	25,200	2,189,628
Eaton Corp. plc	47,997	15,287,525
Emerson Electric Co.	67,510	8,959,927
EnerSys	4,600	675,050
GE Vernova, Inc.	33,211	21,705,713
Generac Holdings, Inc.*	7,800	1,063,686
Hubbell, Inc., Class B	7,200	3,197,592
Nextpower, Inc., Class A*	17,700	1,541,847
nVent Electric plc	19,853	2,024,411
Regal Rexnord Corp.	8,522	1,195,807
Rockwell Automation, Inc.	13,800	5,369,166

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Vertiv Holdings Co., Class A	48,500	$7,857,485

		78,205,424

Ground Transportation (0.8%)
ArcBest Corp.	500	37,095
CSX Corp.	224,850	8,150,813
Heartland Express, Inc.	9,600	86,688
Hertz Global Holdings, Inc. (x)*	3,300	16,962
JB Hunt Transport Services, Inc.	12,450	2,419,533
Knight-Swift Transportation Holdings, Inc., Class A	18,835	984,694
Lyft, Inc., Class A*	48,300	935,571
Norfolk Southern Corp.	27,070	7,815,650
Old Dominion Freight Line, Inc.	22,350	3,504,480
RXO, Inc.*	5,100	64,464
Ryder System, Inc.	5,400	1,033,506
Saia, Inc.*	3,800	1,240,776
Schneider National, Inc., Class B	1,195	31,703
Uber Technologies, Inc.*	244,789	20,001,709
U-Haul Holding Co.	12,600	588,924
Union Pacific Corp.	72,220	16,705,931
XPO, Inc.*	17,800	2,419,198

		66,037,697

Industrial Conglomerates (0.3%)
3M Co.	65,330	10,459,333
Brookfield Business Corp., Class A	400	14,352
Honeywell International, Inc.	77,300	15,080,457

		25,554,142

Machinery (1.9%)
AGCO Corp.	12,400	1,293,568
Albany International Corp., Class A	1,100	55,770
Allison Transmission Holdings, Inc.	10,500	1,027,950
Caterpillar, Inc.	55,510	31,800,014
Chart Industries, Inc.*	6,500	1,340,495
CNH Industrial NV	144,100	1,328,602
Crane Co.	7,900	1,456,997
Cummins, Inc.	16,760	8,555,142
Deere & Co.	29,240	13,613,267
Donaldson Co., Inc.	18,700	1,657,942
Dover Corp.	18,190	3,551,416
Enerpac Tool Group Corp., Class A	3,000	114,720
Esab Corp.	6,033	674,007
ESCO Technologies, Inc.	3,300	644,787
Federal Signal Corp.	6,400	694,976
Flowserve Corp.	15,840	1,098,979
Fortive Corp.	47,530	2,624,131
Franklin Electric Co., Inc.	700	66,871
Gates Industrial Corp. plc*	30,000	644,100
Graco, Inc.	22,380	1,834,488
Hillenbrand, Inc.	5,900	187,148
Hillman Solutions Corp.*	9,200	79,672
IDEX Corp.	12,240	2,177,986
Illinois Tool Works, Inc.	35,110	8,647,593
Ingersoll Rand, Inc.	54,866	4,346,484
ITT, Inc.	9,425	1,635,332
JBT Marel Corp.	6,100	919,087
Lincoln Electric Holdings, Inc.	6,760	1,619,966
Middleby Corp. (The)*	9,700	1,442,099
Mueller Industries, Inc.	17,000	1,951,600
Nordson Corp.	8,660	2,082,124
Oshkosh Corp.	11,600	1,457,308
Otis Worldwide Corp.	47,374	4,138,119
PACCAR, Inc.	62,045	6,794,548
Parker-Hannifin Corp.	15,410	13,544,773
Pentair plc	21,587	2,248,070
RBC Bearings, Inc.*	3,900	1,748,877
Snap-on, Inc.	7,300	2,515,580
SPX Technologies, Inc.*	4,900	980,294
Standex International Corp.	500	108,640
Stanley Black & Decker, Inc.	21,835	1,621,904
Tennant Co.	1,100	81,070
Terex Corp.	1,600	85,408
Timken Co. (The)	7,500	630,975
Toro Co. (The)	15,880	1,250,073
Trinity Industries, Inc.	5,140	135,902
Watts Water Technologies, Inc., Class A	4,000	1,104,080
Westinghouse Air Brake Technologies Corp.	21,787	4,650,435
Worthington Enterprises, Inc.	2,100	108,297
Xylem, Inc.	30,954	4,215,316

		146,586,982

Marine Transportation (0.0%)†
Costamare Bulkers Holdings Ltd.*	740	11,403
Costamare, Inc.	3,700	58,423
Kirby Corp.*	7,450	820,841

		890,667

Passenger Airlines (0.2%)
Alaska Air Group, Inc.*	13,800	694,140
Allegiant Travel Co.*	2,200	187,594
American Airlines Group, Inc.*	105,200	1,612,716
Delta Air Lines, Inc.	78,750	5,465,250
Joby Aviation, Inc.*	69,100	912,120
SkyWest, Inc.*	600	60,246
Southwest Airlines Co.	56,900	2,351,677
United Airlines Holdings, Inc.*	43,540	4,868,643

		16,152,386

Professional Services (0.6%)
Amentum Holdings, Inc.*	2,919	84,651
Automatic Data Processing, Inc.	51,150	13,157,314
Booz Allen Hamilton Holding Corp.	16,800	1,417,248
Broadridge Financial Solutions, Inc.	15,509	3,461,144
CACI International, Inc., Class A*	2,600	1,385,306
CBIZ, Inc.*	1,220	61,549
Conduent, Inc.*	1,586	3,045
Dayforce, Inc.*	20,100	1,390,116
Equifax, Inc.	15,820	3,432,624
ExlService Holdings, Inc.*	22,500	954,900
Exponent, Inc.	900	62,514
First Advantage Corp.*	4,000	58,120
FTI Consulting, Inc.*	3,800	649,154
Genpact Ltd.	30,000	1,403,400
Huron Consulting Group, Inc.*	800	138,328
Jacobs Solutions, Inc.	18,400	2,437,264
KBR, Inc.	15,400	619,080
Korn Ferry	1,400	92,428
Leidos Holdings, Inc.	18,348	3,309,979
ManpowerGroup, Inc.	1,480	44,000
Paychex, Inc.	42,810	4,802,426

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Paycom Software, Inc.	6,500	$1,035,840
Paylocity Holding Corp.*	5,700	869,250
Resources Connection, Inc.	13,850	69,804
Science Applications International Corp.	3,401	342,345
SS&C Technologies Holdings, Inc.	30,200	2,640,084
TransUnion	30,305	2,598,654
Verisk Analytics, Inc.	18,800	4,205,372

		50,725,939

Trading Companies & Distributors (0.5%)
Air Lease Corp., Class A	21,000	1,348,830
Applied Industrial Technologies, Inc.	4,300	1,104,111
Core & Main, Inc., Class A*	23,100	1,200,507
Distribution Solutions Group, Inc.*	600	16,434
Fastenal Co.	142,700	5,726,551
Ferguson Enterprises, Inc.	24,300	5,409,909
FTAI Aviation Ltd.	14,400	2,834,640
GATX Corp.	5,000	848,000
McGrath RentCorp	1,000	104,930
MSC Industrial Direct Co., Inc., Class A	1,600	134,560
QXO, Inc. (x)*	74,700	1,440,963
SiteOne Landscape Supply, Inc.*	6,700	834,552
United Rentals, Inc.	8,022	6,492,365
W.W. Grainger, Inc.	5,750	5,802,037
Watsco, Inc.	5,210	1,755,510
WESCO International, Inc.	5,786	1,415,487

		36,469,386

Total Industrials		741,546,515

Information Technology (31.6%)
Communications Equipment (0.9%)
Arista Networks, Inc.*	125,400	16,431,162
Calix, Inc.*	1,500	79,395
Ciena Corp.*	17,100	3,999,177
Cisco Systems, Inc.	476,770	36,725,593
F5, Inc.*	7,800	1,991,028
Lumentum Holdings, Inc.*	8,600	3,169,874
Motorola Solutions, Inc.	20,521	7,866,110
NetScout Systems, Inc.*	1,300	35,178
Viavi Solutions, Inc.*	9,550	170,181

		70,467,698

Electronic Equipment, Instruments & Components (0.8%)
Advanced Energy Industries, Inc.	3,600	753,732
Aeva Technologies, Inc. (x)*	2,220	29,482
Amphenol Corp., Class A	144,460	19,522,324
Arrow Electronics, Inc.*	9,300	1,024,674
Avnet, Inc.	2,320	111,546
Badger Meter, Inc.	4,400	767,404
Belden, Inc.	2,400	279,720
CDW Corp.	19,151	2,608,366
Cognex Corp.	30,400	1,093,792
Coherent Corp.*	18,357	3,388,152
Corning, Inc.	96,290	8,431,152
Crane NXT Co.	5,500	258,885
Fabrinet*	5,100	2,321,928
Flex Ltd.*	47,800	2,888,076
Ingram Micro Holding Corp. (x)	11,300	241,142
IPG Photonics Corp.*	1,100	78,760
Itron, Inc.*	4,010	372,369
Jabil, Inc.	13,700	3,123,874
Keysight Technologies, Inc.*	23,015	4,676,418
Littelfuse, Inc.	3,100	784,052
MicroVision, Inc. (x)*	33,100	27,410
Mirion Technologies, Inc., Class A*	28,500	667,470
Plexus Corp.*	200	29,400
Ralliant Corp.	13,643	694,565
Rogers Corp.*	200	18,314
Sanmina Corp.*	6,800	1,020,476
TD SYNNEX Corp.	8,766	1,316,916
Teledyne Technologies, Inc.*	6,346	3,241,093
Trimble, Inc.*	32,400	2,538,540
TTM Technologies, Inc.*	12,200	841,800
Vishay Intertechnology, Inc.	5,000	72,450
Vontier Corp.	23,452	871,945
Zebra Technologies Corp., Class A*	7,100	1,724,022

		65,820,249

IT Services (1.2%)
Accenture plc, Class A	76,700	20,578,610
Akamai Technologies, Inc.*	22,100	1,928,225
Amdocs Ltd.	16,610	1,337,271
ASGN, Inc.*	4,300	207,131
Cloudflare, Inc., Class A*	38,400	7,570,560
Cognizant Technology Solutions Corp., Class A	64,900	5,386,700
DXC Technology Co.*	21,096	309,056
EPAM Systems, Inc.*	8,800	1,802,944
Fastly, Inc., Class A*	13,300	135,394
Gartner, Inc.*	10,378	2,618,162
Globant SA*	6,398	418,237
GoDaddy, Inc., Class A*	17,800	2,208,624
International Business Machines Corp.	111,431	33,006,977
Kyndryl Holdings, Inc.*	32,800	871,168
MongoDB, Inc.*	10,100	4,238,869
Okta, Inc.*	22,800	1,971,516
Rackspace Technology, Inc. (x)*	9,900	9,612
Snowflake, Inc., Class A*	38,622	8,472,122
Twilio, Inc., Class A*	20,100	2,859,024
VeriSign, Inc.	10,950	2,660,303

		98,590,505

Semiconductors & Semiconductor Equipment (12.6%)
Advanced Micro Devices, Inc.*	194,353	41,622,638
Allegro MicroSystems, Inc.*	17,900	472,202
Ambarella, Inc.*	1,700	120,428
Analog Devices, Inc.	61,234	16,606,661
Applied Materials, Inc.	98,220	25,241,558
Astera Labs, Inc.*	18,000	2,994,480
Broadcom, Inc.	553,200	191,462,520
Cirrus Logic, Inc.*	7,400	876,900
Credo Technology Group Holding Ltd.*	17,000	2,446,130
Diodes, Inc.*	5,900	291,106
Entegris, Inc.	22,073	1,859,650
First Solar, Inc.*	12,300	3,213,129
Intel Corp.*	531,290	19,604,601
KLA Corp.	16,080	19,538,486
Kulicke & Soffa Industries, Inc.	7,500	341,700

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Lam Research Corp.	155,450	$26,609,931
Lattice Semiconductor Corp.*	23,300	1,714,414
MACOM Technology Solutions Holdings, Inc.*	6,700	1,147,576
Marvell Technology, Inc.	107,661	9,149,032
Microchip Technology, Inc.	63,240	4,029,653
Micron Technology, Inc.	133,850	38,202,129
MKS, Inc.	9,500	1,518,100
Monolithic Power Systems, Inc.	5,900	5,347,524
NVIDIA Corp.	2,803,479	522,848,833
ON Semiconductor Corp.*	56,700	3,070,305
Onto Innovation, Inc.*	7,900	1,247,094
Power Integrations, Inc.	1,900	67,526
Qnity Electronics, Inc.	26,016	2,124,206
Qorvo, Inc.*	17,127	1,447,403
QUALCOMM, Inc.	132,305	22,630,770
Rambus, Inc.*	16,700	1,534,563
Rigetti Computing, Inc.*	38,700	857,205
Semtech Corp.*	10,700	788,483
Silicon Laboratories, Inc.*	1,400	182,980
SiTime Corp.*	2,600	918,294
Skyworks Solutions, Inc.	24,900	1,578,909
Synaptics, Inc.*	5,900	436,718
Teradyne, Inc.	21,410	4,144,120
Texas Instruments, Inc.	112,190	19,463,843
Universal Display Corp.	800	93,424

		997,845,224

Software (9.7%)
8x8, Inc.*	18,300	36,051
ACI Worldwide, Inc.*	6,800	325,108
Adobe, Inc.*	51,320	17,961,487
Alarm.com Holdings, Inc.*	2,300	117,346
Alkami Technology, Inc.*	1,500	34,605
Appian Corp., Class A*	3,700	131,054
AppLovin Corp., Class A*	28,800	19,406,016
Atlassian Corp., Class A*	22,400	3,631,936
Aurora Innovation, Inc., Class A*	90,400	347,136
Autodesk, Inc.*	26,550	7,859,066
AvePoint, Inc.*	14,000	194,460
Bentley Systems, Inc., Class B	28,300	1,080,070
Blackbaud, Inc.*	7,500	474,900
BlackLine, Inc.*	3,500	193,515
Box, Inc., Class A*	9,300	278,163
C3.ai, Inc., Class A (x)*	24,900	335,652
Cadence Design Systems, Inc.*	34,530	10,793,387
CCC Intelligent Solutions Holdings, Inc.*	11,300	89,835
Cerence, Inc.*	1,600	17,104
Cipher Mining, Inc.*	31,900	470,844
Circle Internet Group, Inc., Class A*	5,800	459,940
Clearwater Analytics Holdings, Inc., Class A*	20,000	482,400
Commvault Systems, Inc.*	5,300	664,408
Confluent, Inc., Class A*	33,200	1,003,968
Consensus Cloud Solutions, Inc.*	2,166	47,262
Crowdstrike Holdings, Inc., Class A*	30,200	14,156,552
Datadog, Inc., Class A*	40,700	5,534,793
Docusign, Inc.*	25,400	1,737,360
Dolby Laboratories, Inc., Class A	5,900	378,898
Domo, Inc., Class B*	800	6,744
Dropbox, Inc., Class A*	5,600	155,680
D-Wave Quantum, Inc. (x)*	35,500	928,325
Dynatrace, Inc.*	39,500	1,711,930
Elastic NV*	10,000	754,400
Fair Isaac Corp.*	3,000	5,071,860
Five9, Inc.*	11,500	230,575
Fortinet, Inc.*	79,200	6,289,272
Freshworks, Inc., Class A*	24,200	296,450
Gen Digital, Inc.	66,516	1,808,570
Guidewire Software, Inc.*	11,700	2,351,817
HubSpot, Inc.*	6,500	2,608,450
Intapp, Inc.*	6,500	297,830
InterDigital, Inc.	3,300	1,050,654
Intuit, Inc.	32,950	21,826,739
Jamf Holding Corp.*	2,000	26,020
Life360, Inc. (x)*	2,800	179,592
LiveRamp Holdings, Inc.*	1,900	55,803
Manhattan Associates, Inc.*	9,200	1,594,452
MARA Holdings, Inc.*	43,200	387,936
Microsoft Corp.	888,378	429,637,368
N-able, Inc.*	9,750	72,930
nCino, Inc.*	12,100	310,244
NCR Voyix Corp.*	15,200	155,040
Nutanix, Inc., Class A*	34,600	1,788,474
Oracle Corp.	201,321	39,239,476
Palantir Technologies, Inc., Class A*	261,700	46,517,175
Palo Alto Networks, Inc.*	81,700	15,049,140
Procore Technologies, Inc.*	14,500	1,054,730
PTC, Inc.*	16,150	2,813,492
Q2 Holdings, Inc.*	6,700	483,472
Qualys, Inc.*	4,300	571,470
Roper Technologies, Inc.	13,950	6,209,564
Rubrik, Inc., Class A*	12,200	933,056
SailPoint, Inc.*	22,000	445,060
Salesforce, Inc.	113,551	30,080,795
Samsara, Inc., Class A*	33,700	1,194,665
ServiceNow, Inc.*	124,500	19,072,155
SoundHound AI, Inc., Class A (x)*	44,400	442,668
SPS Commerce, Inc.*	2,100	187,173
Strategy, Inc. (x)*	32,300	4,907,985
Synopsys, Inc.*	23,428	11,004,600
Tenable Holdings, Inc.*	4,300	101,179
Tyler Technologies, Inc.*	6,000	2,723,700
UiPath, Inc., Class A*	57,700	945,703
Unity Software, Inc.*	42,396	1,872,631
Workday, Inc., Class A*	28,480	6,116,934
Workiva, Inc., Class A*	4,000	345,000
Yext, Inc.*	7,100	57,226
Zeta Global Holdings Corp., Class A*	23,700	482,295
Zoom Communications, Inc., Class A*	31,500	2,718,135
Zscaler, Inc.*	12,100	2,721,532

		766,131,482

Technology Hardware, Storage & Peripherals (6.4%)
Apple, Inc.	1,746,285	474,745,040
Corsair Gaming, Inc.*	4,303	25,560
Dell Technologies, Inc., Class C	39,900	5,022,612
Hewlett Packard Enterprise Co.	161,832	3,887,205
HP, Inc.	127,468	2,839,987
IonQ, Inc. (x)*	33,500	1,503,145
NetApp, Inc.	25,450	2,725,440
Pure Storage, Inc., Class A*	43,200	2,894,832

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Sandisk Corp.*	16,900	$4,011,722
Super Micro Computer, Inc.*	69,000	2,019,630
Western Digital Corp.	44,778	7,713,906

		507,389,079

Total Information Technology		2,506,244,237

Materials (2.2%)
Chemicals (1.0%)
Air Products and Chemicals, Inc.	28,980	7,158,640
Albemarle Corp.	18,276	2,584,958
Ashland, Inc.	264	15,489
Avient Corp.	6,700	209,308
Axalta Coating Systems Ltd.*	32,258	1,042,256
Balchem Corp.	4,100	628,776
Celanese Corp.	13,800	583,464
CF Industries Holdings, Inc.	23,410	1,810,529
Chemours Co. (The)	4,600	54,234
Corteva, Inc.	88,390	5,924,782
Dow, Inc.	95,756	2,238,775
DuPont de Nemours, Inc.	52,032	2,091,686
Eastman Chemical Co.	17,028	1,086,897
Ecolab, Inc.	31,588	8,292,482
Element Solutions, Inc.	38,300	957,117
FMC Corp.	16,000	221,920
Huntsman Corp.	5,000	50,000
International Flavors & Fragrances, Inc.	30,247	2,038,345
Linde plc	57,500	24,517,425
LyondellBasell Industries NV, Class A	39,300	1,701,690
Mosaic Co. (The)	39,330	947,460
NewMarket Corp.	300	206,178
Olin Corp.	2,500	52,075
PPG Industries, Inc.	28,500	2,920,110
RPM International, Inc.	18,150	1,887,600
Sherwin-Williams Co. (The)	28,600	9,267,258
Solstice Advanced Materials, Inc.*	20,200	981,316
Westlake Corp.	7,200	532,368

		80,003,138

Construction Materials (0.3%)
CRH plc	83,000	10,358,400
Eagle Materials, Inc.	6,100	1,260,748
James Hardie Industries plc (ADR)*	30,100	624,575
Knife River Corp.*	1,800	126,630
Martin Marietta Materials, Inc.	7,130	4,439,566
Vulcan Materials Co.	17,500	4,991,350

		21,801,269

Containers & Packaging (0.3%)
Amcor plc	324,679	2,707,823
AptarGroup, Inc.	10,000	1,219,600
Avery Dennison Corp.	11,350	2,064,338
Ball Corp.	32,400	1,716,228
Crown Holdings, Inc.	17,450	1,796,827
Graphic Packaging Holding Co.	1,300	19,578
International Paper Co.	68,250	2,688,368
Packaging Corp. of America	13,000	2,680,990
Sealed Air Corp.	18,460	764,798
Silgan Holdings, Inc.	11,200	452,144
Smurfit WestRock plc	69,232	2,677,201
Sonoco Products Co.	6,360	277,550

		19,065,445

Metals & Mining (0.6%)
Alcoa Corp.	32,900	1,748,306
Anglogold Ashanti plc	63,200	5,389,696
Cleveland-Cliffs, Inc.*	60,600	804,768
Coeur Mining, Inc.*	78,600	1,401,438
Commercial Metals Co.	21,300	1,474,386
Freeport-McMoRan, Inc.	183,894	9,339,976
Hecla Mining Co.	72,700	1,395,113
MP Materials Corp. (x)*	16,100	813,372
Newmont Corp.	137,408	13,720,189
Nucor Corp.	28,320	4,619,275
Reliance, Inc.	7,600	2,195,412
Royal Gold, Inc.	8,600	1,911,694
Southern Copper Corp.	13,709	1,966,830
Steel Dynamics, Inc.	17,000	2,880,650

		49,661,105

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	8,900	718,764

Total Materials		171,249,721

Real Estate (2.2%)
Diversified REITs (0.0%)†
American Assets Trust, Inc. (REIT)	3,100	58,683
Broadstone Net Lease, Inc. (REIT)	5,600	97,272
Essential Properties Realty Trust, Inc. (REIT)	21,500	637,690
WP Carey, Inc. (REIT)	29,921	1,925,716

		2,719,361

Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	25,080	1,227,415
American Healthcare REIT, Inc. (REIT)	19,500	917,670
CareTrust REIT, Inc. (REIT)	24,200	875,072
Diversified Healthcare Trust (REIT)	22,690	110,047
Healthcare Realty Trust, Inc. (REIT), Class A	58,041	983,795
Healthpeak Properties, Inc. (REIT)	110,518	1,777,129
LTC Properties, Inc. (REIT)	2,400	82,512
National Health Investors, Inc. (REIT)	300	22,911
Omega Healthcare Investors, Inc. (REIT)	44,440	1,970,470
Sabra Health Care REIT, Inc. (REIT)	3,157	59,794
Ventas, Inc. (REIT)	53,479	4,138,205
Welltower, Inc. (REIT)	81,317	15,093,248

		27,258,268

Hotel & Resort REITs (0.1%)
Apple Hospitality REIT, Inc. (REIT)	43,500	515,475
DiamondRock Hospitality Co. (REIT)	14,300	128,128
Host Hotels & Resorts, Inc. (REIT)	82,113	1,455,863
Park Hotels & Resorts, Inc. (REIT) (x)	12,535	131,116
RLJ Lodging Trust (REIT)	15,000	111,750
Ryman Hospitality Properties, Inc. (REIT)	10,751	1,017,260
Service Properties Trust (REIT)	11,300	20,792
Sunstone Hotel Investors, Inc. (REIT)	8,400	75,096

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Xenia Hotels & Resorts, Inc. (REIT)	5,100	$72,114

		3,527,594

Industrial REITs (0.3%)
Americold Realty Trust, Inc. (REIT) (x)	37,100	477,106
EastGroup Properties, Inc. (REIT)	6,800	1,211,352
First Industrial Realty Trust, Inc. (REIT)	20,000	1,145,400
Innovative Industrial Properties, Inc. (REIT)	1,300	61,568
Lineage, Inc. (REIT)	8,697	304,395
LXP Industrial Trust (REIT)	2,340	116,017
Prologis, Inc. (REIT)	114,463	14,612,347
Rexford Industrial Realty, Inc. (REIT)	29,300	1,134,496
STAG Industrial, Inc. (REIT)	27,800	1,021,928
Terreno Realty Corp. (REIT)	11,600	681,036

		20,765,645

Office REITs (0.0%)†
Brandywine Realty Trust (REIT)	11,500	33,580
BXP, Inc. (REIT)	20,970	1,415,056
Cousins Properties, Inc. (REIT)	6,061	156,252
Easterly Government Properties, Inc. (REIT), Class A	3,280	69,503
Hudson Pacific Properties, Inc. (REIT)*	3,500	37,905
JBG SMITH Properties (REIT)	9,600	163,296
Kilroy Realty Corp. (REIT) (x)	100	3,737
NET Lease Office Properties (REIT)	2,014	51,941
Piedmont Realty Trust, Inc. (REIT)	25,100	209,334
SL Green Realty Corp. (REIT)	2,200	100,914
Vornado Realty Trust (REIT)	25,900	861,952

		3,103,470

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	37,350	6,005,506
Compass, Inc., Class A*	30,900	326,613
CoStar Group, Inc.*	53,050	3,567,082
Cushman & Wakefield Ltd.*	1,700	27,523
eXp World Holdings, Inc. (x)	11,270	101,994
Howard Hughes Holdings, Inc.*	5,800	462,666
Jones Lang LaSalle, Inc.*	6,600	2,220,702
Kennedy-Wilson Holdings, Inc.	19,700	190,499
Marcus & Millichap, Inc.	1,100	30,019
Newmark Group, Inc., Class A	15,219	263,897
RMR Group, Inc. (The), Class A	271	4,038
Seaport Entertainment Group, Inc. (x)*	854	16,884
St Joe Co. (The)	5,100	302,787
Zillow Group, Inc., Class C*	18,424	1,256,885

		14,777,095

Residential REITs (0.3%)
American Homes 4 Rent (REIT), Class A	47,500	1,524,750
AvalonBay Communities, Inc. (REIT)	20,249	3,671,346
Camden Property Trust (REIT)	15,680	1,726,054
Elme Communities (REIT)	11,170	194,358
Equity LifeStyle Properties, Inc. (REIT)	27,500	1,666,775
Equity Residential (REIT)	49,687	3,132,269
Essex Property Trust, Inc. (REIT)	8,677	2,270,597
Independence Realty Trust, Inc. (REIT)	11,400	199,272
Invitation Homes, Inc. (REIT)	77,996	2,167,509
Mid-America Apartment Communities, Inc. (REIT)	14,938	2,075,038
Sun Communities, Inc. (REIT)	18,600	2,304,726
UDR, Inc. (REIT)	52,936	1,941,692
Veris Residential, Inc. (REIT)	5,300	78,864

		22,953,250

Retail REITs (0.3%)
Acadia Realty Trust (REIT)	9,000	184,860
Agree Realty Corp. (REIT)	13,200	950,796
Brixmor Property Group, Inc. (REIT)	45,300	1,187,766
Curbline Properties Corp. (REIT)	6,200	143,902
Federal Realty Investment Trust (REIT)	12,380	1,247,904
Getty Realty Corp. (REIT)	3,100	84,847
InvenTrust Properties Corp. (REIT)	1,900	53,599
Kimco Realty Corp. (REIT)	99,485	2,016,561
Kite Realty Group Trust (REIT)	15,198	364,296
Macerich Co. (The) (REIT)	10,822	199,774
NNN REIT, Inc. (REIT)	27,190	1,077,540
Phillips Edison & Co., Inc. (REIT)	3,700	131,609
Realty Income Corp. (REIT)	108,341	6,107,182
Regency Centers Corp. (REIT)	26,006	1,795,194
Simon Property Group, Inc. (REIT)	38,759	7,174,679
SITE Centers Corp. (REIT)	3,100	19,902
Tanger, Inc. (REIT)	5,300	176,861
Urban Edge Properties (REIT)	8,910	170,983

		23,088,255

Specialized REITs (0.7%)
American Tower Corp. (REIT)	57,700	10,130,389
Crown Castle, Inc. (REIT)	56,850	5,052,259
CubeSmart (REIT)	39,700	1,431,185
Digital Realty Trust, Inc. (REIT)	41,272	6,385,191
EPR Properties (REIT)	1,700	84,830
Equinix, Inc. (REIT)	11,861	9,087,424
Extra Space Storage, Inc. (REIT)	28,741	3,742,653
Gaming and Leisure Properties, Inc. (REIT)	36,886	1,648,435
Iron Mountain, Inc. (REIT)	39,355	3,264,497
Lamar Advertising Co. (REIT), Class A	13,639	1,726,425
Millrose Properties, Inc. (REIT)	10,300	307,661
National Storage Affiliates Trust (REIT)	3,000	84,630
PotlatchDeltic Corp. (REIT)	151	6,007
Public Storage (REIT)	19,702	5,112,669
Rayonier, Inc. (REIT)	3,567	77,226
Safehold, Inc. (REIT)	3,000	41,070
SBA Communications Corp. (REIT)	15,300	2,959,479
VICI Properties, Inc. (REIT), Class A	130,300	3,664,036
Weyerhaeuser Co. (REIT)	111,535	2,642,264

		57,448,330

Total Real Estate		175,641,268

Utilities (2.2%)
Electric Utilities (1.4%)
Alliant Energy Corp.	34,700	2,255,847
American Electric Power Co., Inc.	66,570	7,676,187
Constellation Energy Corp.	38,052	13,442,630
Duke Energy Corp.	94,585	11,086,308

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Edison International	51,360	$3,082,627
Entergy Corp.	57,000	5,268,510
Evergy, Inc.	28,409	2,059,368
Eversource Energy	44,958	3,027,022
Exelon Corp.	118,156	5,150,420
FirstEnergy Corp.	73,504	3,290,774
IDACORP, Inc.	6,850	866,936
NextEra Energy, Inc.	248,900	19,981,692
NRG Energy, Inc.	23,321	3,713,636
OGE Energy Corp.	25,400	1,084,580
Oklo, Inc., Class A (x)*	12,700	911,352
PG&E Corp.	288,900	4,642,623
Pinnacle West Capital Corp.	15,000	1,330,500
Portland General Electric Co.	13,200	633,468
PPL Corp.	100,450	3,517,759
Southern Co. (The)	134,950	11,767,640
TXNM Energy, Inc.	11,600	683,008
Xcel Energy, Inc.	75,680	5,589,725

		111,062,612

Gas Utilities (0.1%)
Atmos Energy Corp.	21,100	3,536,993
Brookfield Infrastructure Corp., Class A	9,561	434,070
National Fuel Gas Co.	13,700	1,096,822
New Jersey Resources Corp.	3,000	138,360
ONE Gas, Inc.	900	69,525
Southwest Gas Holdings, Inc.	800	64,016
UGI Corp.	23,175	867,440

		6,207,226

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	103,695	1,486,986
Brookfield Renewable Corp.	6,000	230,040
Ormat Technologies, Inc.	7,600	839,572
Talen Energy Corp.*	5,700	2,136,588
Vistra Corp.	42,215	6,810,546

		11,503,732

Multi-Utilities (0.5%)
Ameren Corp.	34,400	3,435,184
Black Hills Corp.	3,300	229,086
CenterPoint Energy, Inc.	83,150	3,187,971
CMS Energy Corp.	38,000	2,657,340
Consolidated Edison, Inc.	44,500	4,419,740
Dominion Energy, Inc.	106,454	6,237,140
DTE Energy Co.	26,400	3,405,072
NiSource, Inc.	61,600	2,572,416
Public Service Enterprise Group, Inc.	60,200	4,834,060
Sempra	82,980	7,326,304
WEC Energy Group, Inc.	40,898	4,313,103

		42,617,416

Water Utilities (0.1%)
American Water Works Co., Inc.	23,600	3,079,800
Essential Utilities, Inc.	42,062	1,613,499

		4,693,299

Total Utilities		176,084,285

Total Common Stocks (99.3%) (Cost $1,599,994,638)		7,864,271,341

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Akero Therapeutics, Inc., CVR (r)*	6,600	3,218
Chinook Therapeutics, Inc., CVR *	13,100	2,620
Mirati Therapeutics, Inc., CVR (r)*	7,300	2,737

		8,575

Life Sciences Tools & Services (0.0%)
OmniAb, Inc., expiring 11/1/27 (r)*	1,744	—

Total Rights (0.0%)† (Cost $7,050)		8,575

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
BlackRock Liquidity FedFund, Institutional Shares 3.65% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.65% (7 day yield) (xx)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund 3.67% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	3,858,064	3,858,064
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.69% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		9,858,064

Total Short-Term Investments (0.1%) (Cost $9,858,064)		9,858,064

Total Investments in Securities (99.4%) (Cost $1,609,859,752)		7,874,137,980
Other Assets Less Liabilities (0.6%)		47,142,273

Net Assets (100%)		$7,921,280,253

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $36,824,040.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $17,061,893. This was collateralized by $8,174,101 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.750%, maturing 1/15/26 - 8/15/55 and by cash of $9,858,064 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	22	3/2026	USD	2,747,800	(78,366)
S&P 500 E-Mini Index	149	3/2026	USD	51,349,125	167,988

					89,622

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$789,643,794	$—	$—		$789,643,794
Consumer Discretionary	822,203,436	—	—		822,203,436
Consumer Staples	353,280,352	—	—		353,280,352
Energy	234,958,492	—	—		234,958,492
Financials	1,098,518,693	—	—		1,098,518,693
Health Care	794,900,548	—	—	(a)	794,900,548
Industrials	741,546,515	—	—		741,546,515
Information Technology	2,506,244,237	—	—		2,506,244,237
Materials	171,249,721	—	—		171,249,721
Real Estate	175,641,268	—	—		175,641,268
Utilities	176,084,285	—	—		176,084,285
Futures	167,988	—	—		167,988
Rights
Health Care	—	2,620	5,955		8,575
Short-Term Investments
Investment Companies	9,858,064	—	—		9,858,064

Total Assets	$7,874,297,393	$2,620	$5,955		$7,874,305,968

Liabilities:
Futures	$(78,366)	$—	$—		$(78,366)

Total Liabilities	$(78,366)	$—	$—		$(78,366)

Total	$7,874,219,027	$2,620	$5,955		$7,874,227,602

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$167,988	*

Total		$167,988

	Liability Derivatives
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(78,366	)*

Total		$(78,366)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$4,133,355	$4,133,355

Total	$4,133,355	$4,133,355

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$889,432	$889,432

Total	$889,432	$889,432

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$44,968,000

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$191,511,077
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$907,937,413

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,460,995,284
Aggregate gross unrealized depreciation	(215,305,888)

Net unrealized appreciation	$6,245,689,396

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,628,538,206

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $1,609,859,752)	$7,874,137,980
Cash	58,586,637
Dividends, interest and other receivables	4,407,086
Receivable for Portfolio shares sold	626,784
Securities lending income receivable	6,363
Other assets	30,242

Total assets	7,937,795,092

LIABILITIES
Payable for return of collateral on securities loaned	9,858,064
Investment management fees payable	1,997,430
Payable for Portfolio shares repurchased	1,650,712
Distribution fees payable – Class IA	1,199,479
Administrative fees payable	605,732
Distribution fees payable – Class IB	486,904
Due to broker for futures variation margin	422,619
Trustees’ fees payable	9,781
Accrued expenses	284,118

Total liabilities	16,514,839

Commitments and contingent liabilities^
NET ASSETS	$7,921,280,253

Net assets were comprised of:
Paid in capital	$1,528,628,049
Total distributable earnings (loss)	6,392,652,204

Net assets	$7,921,280,253

Class IA
Net asset value, offering and redemption price per share, $5,631,248,209 / 105,772,706 shares outstanding (unlimited amount authorized: $0.01 par value)	$53.24

Class IB
Net asset value, offering and redemption price per share, $2,290,032,044 / 43,426,160 shares outstanding (unlimited amount authorized: $0.01 par value)	$52.73

(x)	Includes value of securities on loan of $17,061,893.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $33,283 foreign withholding tax)	$93,856,581
Interest	1,927,051
Securities lending (net)	307,859

Total income	96,091,491

EXPENSES
Investment management fees	23,265,924
Distribution fees – Class IA	13,484,974
Administrative fees	6,834,880
Distribution fees – Class IB	5,393,969
Printing and mailing expenses	369,007
Professional fees	353,457
Trustees’ fees	255,639
Custodian fees	173,100
Recoupment fees	160,084
Miscellaneous	1,127,359

Gross expenses	51,418,393
Less: Waiver from investment manager	(308,405)
Voluntary waiver from investment manager	(553,555)

Net expenses	50,556,433

NET INVESTMENT INCOME (LOSS)	45,535,058

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investmentsin securities	595,496,582
Futurescontracts	4,133,355

Net realized gain (loss)	599,629,937

Changein unrealized appreciation (depreciation) on:
Investmentsin securities	504,122,893
Futurescontracts	889,432

Net change in unrealized appreciation (depreciation)	505,012,325

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,104,642,262

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,150,177,320

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$45,535,058	$50,708,847
Net realized gain (loss)	599,629,937	521,782,945
Net change in unrealized appreciation (depreciation)	505,012,325	917,399,356

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,150,177,320	1,489,891,148

Distributions to shareholders:
Class IA	(422,643,050)	(386,572,303)
Class IB	(172,862,835)	(153,205,630)

Total distributions to shareholders	(595,505,885)	(539,777,933)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 722,852 and 927,345 shares, respectively ]	36,656,849	44,636,766
Capital shares issued in reinvestment of dividends and distributions [ 7,882,517 and 7,571,714 shares, respectively ]	422,643,050	386,572,303
Capital shares repurchased [ (11,841,769) and (11,431,042) shares, respectively ]	(613,902,313)	(558,453,800)

Total Class IA transactions	(154,602,414)	(127,244,731)

Class IB
Capital shares sold [ 2,004,252 and 1,982,019 shares, respectively ]	102,757,945	95,704,399
Capital shares issued in reinvestment of dividends and distributions [ 3,255,031 and 3,027,210 shares, respectively ]	172,862,835	153,205,630
Capital shares repurchased [ (5,180,104) and (5,353,159) shares, respectively ]	(266,539,443)	(257,689,822)

Total Class IB transactions	9,081,337	(8,779,793)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(145,521,077)	(136,024,524)

TOTAL INCREASE (DECREASE) IN NET ASSETS	409,150,358	814,088,691
NET ASSETS:
Beginning of year	7,512,129,895	6,698,041,204

End of year	$7,921,280,253	$7,512,129,895

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2025		2024	2023	2022	2021
Net asset value, beginning of year	$49.43		$43.14	$36.26	$48.10	$41.35

Income (loss) from investment operations:
Net investment income (loss) (e)	0.31		0.34	0.35	0.36	0.30
Net realized and unrealized gain (loss)	7.73		9.70	8.71	(9.64)	9.93

Total from investment operations	8.04		10.04	9.06	(9.28)	10.23

Less distributions:
Dividends from net investment income	(0.33)		(0.38)	(0.46)	(0.32)	(0.33)
Distributions from net realized gains	(3.90)		(3.37)	(1.72)	(2.24)	(3.15)

Total dividends and distributions	(4.23)		(3.75)	(2.18)	(2.56)	(3.48)

Net asset value, end of year	$53.24		$49.43	$43.14	$36.26	$48.10

Total return	16.30%		23.07%	25.12%	(19.46)%	24.93%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$5,631,248		$5,388,310	$4,828,771	$4,220,653	$5,655,827
Ratio of expenses to average net assets:
After waivers (f)	0.67	%(i)	0.67%	0.68%	0.68%	0.68%
Before waivers (f)	0.68%		0.68%	0.70%	0.68%	0.68%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.60%		0.70%	0.88%	0.87%	0.65%
Before waivers (f)	0.59%		0.69%	0.86%	0.87%	0.65%
Portfolio turnover rate^	3%		2%	2%	3%	3%

	Year Ended December 31,
Class IB	2025		2024	2023	2022	2021
Net asset value, beginning of year	$49.00		$42.78	$35.97	$47.75	$41.07

Income (loss) from investment operations:
Net investment income (loss) (e)	0.31		0.34	0.35	0.35	0.30
Net realized and unrealized gain (loss)	7.65		9.63	8.64	(9.57)	9.86

Total from investment operations	7.96		9.97	8.99	(9.22)	10.16

Less distributions:
Dividends from net investment income	(0.33)		(0.38)	(0.46)	(0.32)	(0.33)
Distributions from net realized gains	(3.90)		(3.37)	(1.72)	(2.24)	(3.15)

Total dividends and distributions	(4.23)		(3.75)	(2.18)	(2.56)	(3.48)

Net asset value, end of year	$52.73		$49.00	$42.78	$35.97	$47.75

Total return	16.28%		23.10%	25.13%	(19.47)%	24.93%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,290,032		$2,123,819	$1,869,271	$1,580,746	$2,088,870
Ratio of expenses to average net assets:
After waivers (f)	0.67	%(i)	0.67%	0.68%	0.68%	0.68%
Before waivers (f)	0.68%		0.68%	0.70%	0.68%	0.68%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.60%		0.70%	0.88%	0.87%	0.65%
Before waivers (f)	0.59%		0.69%	0.86%	0.87%	0.65%
Portfolio turnover rate^	3%		2%	2%	3%	3%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(i)	Includes voluntary waiver from investment manager of 0.01%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.0%)†
American Airlines Pass-Through Trust,
Series 2017-2 AA 3.350%, 10/15/29	$207,929	$200,729
Delta Air Lines Pass-Through Trust,
Series 2020-1 AA 2.000%, 6/10/28	335,567	322,473
United Airlines Pass-Through Trust,
Series 2020-1 A 5.875%, 10/15/27	1,630,580	1,667,396

Total Asset-Backed Securities		2,190,598

Corporate Bonds (30.8%)
Communication Services (1.8%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
3.800%, 2/15/27	1,000,000	997,743
2.300%, 6/1/27	500,000	488,855
1.650%, 2/1/28	185,000	176,312
4.100%, 2/15/28	453,000	453,028
4.350%, 3/1/29	1,665,000	1,672,463
4.300%, 2/15/30	5,159,000	5,166,693
5.400%, 2/15/34	3,000,000	3,113,028
5.375%, 8/15/35	1,000,000	1,023,277
Bell Canada
5.100%, 5/11/33 (x)	500,000	507,467
5.200%, 2/15/34	2,000,000	2,034,994
British Telecommunications plc
5.125%, 12/4/28	500,000	513,050
9.625%, 12/15/30 (e)	2,000,000	2,439,744
Deutsche Telekom International Finance BV
8.750%, 6/15/30 (e)	2,500,000	2,921,248
Telefonica Emisiones SA
4.103%, 3/8/27	440,000	439,566
TELUS Corp.
2.800%, 2/16/27	400,000	393,934
Verizon Communications, Inc.
2.100%, 3/22/28	750,000	720,261
4.329%, 9/21/28	7,238,000	7,295,620
3.875%, 2/8/29 (x)	140,000	139,216
4.016%, 12/3/29	1,500,000	1,488,582
3.150%, 3/22/30	375,000	359,082
1.500%, 9/18/30 (x)	600,000	528,840
1.680%, 10/30/30	1,957,000	1,735,719
2.550%, 3/21/31	1,220,000	1,112,620
4.750%, 1/15/33	300,000	299,939
5.050%, 5/9/33	325,000	333,596

		36,354,877

Entertainment (0.1%)
Electronic Arts, Inc.
1.850%, 2/15/31	295,000	283,938
Netflix, Inc.
4.900%, 8/15/34 (x)	1,385,000	1,418,521
Take-Two Interactive Software, Inc.
4.950%, 3/28/28	500,000	509,443
5.400%, 6/12/29	95,000	$98,185
Tencent Music Entertainment Group
2.000%, 9/3/30	215,000	194,373
TWDC Enterprises 18 Corp.
2.950%, 6/15/27	1,000,000	989,544
Walt Disney Co. (The)
2.200%, 1/13/28	700,000	678,905
2.000%, 9/1/29	500,000	467,227
2.650%, 1/13/31 (x)	1,250,000	1,167,917

		5,808,053

Interactive Media & Services (0.3%)
Alphabet, Inc.
0.800%, 8/15/27	1,000,000	956,705
3.875%, 11/15/28	180,000	180,832
1.100%, 8/15/30	650,000	572,771
4.100%, 11/15/30	535,000	536,913
4.500%, 5/15/35	500,000	497,370
4.700%, 11/15/35	605,000	606,375
Baidu, Inc.
1.625%, 2/23/27	290,000	282,364
4.375%, 3/29/28	290,000	292,308
4.875%, 11/14/28	315,000	321,902
2.375%, 10/9/30	200,000	183,956
2.375%, 8/23/31	500,000	456,060
Meta Platforms, Inc.
4.600%, 5/15/28	500,000	509,057
4.800%, 5/15/30	350,000	360,214
4.200%, 11/15/30 (x)	565,000	566,686
4.600%, 11/15/32	1,385,000	1,396,962
4.950%, 5/15/33	2,750,000	2,828,209
4.750%, 8/15/34	410,000	413,976
4.875%, 11/15/35	1,875,000	1,874,789
Weibo Corp.
3.375%, 7/8/30	500,000	473,510

		13,310,959

Media (0.3%)
Charter Communications Operating LLC
2.250%, 1/15/29	585,000	547,332
6.100%, 6/1/29	3,235,000	3,374,428
Comcast Corp.
4.150%, 10/15/28	5,025,000	5,047,203
4.550%, 1/15/29	350,000	355,238
5.100%, 6/1/29	295,000	304,392
3.400%, 4/1/30	2,500,000	2,422,072
4.650%, 2/15/33	750,000	753,109
4.800%, 5/15/33 (x)	500,000	505,134
5.300%, 5/15/35 (x)	350,000	358,667
Fox Corp.
4.709%, 1/25/29	730,000	738,722
3.500%, 4/8/30	2,000,000	1,942,087
6.500%, 10/13/33	450,000	495,798
Paramount Global
3.375%, 2/15/28 (x)	570,000	553,516

		17,397,698

Wireless Telecommunication Services (0.4%)
America Movil SAB de CV
3.625%, 4/22/29	500,000	488,945

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
2.875%, 5/7/30	$1,450,000	$1,363,834
4.700%, 7/21/32	405,000	405,506
Rogers Communications, Inc.
3.200%, 3/15/27	500,000	495,011
3.800%, 3/15/32	625,000	588,527
5.300%, 2/15/34	2,000,000	2,016,755
T-Mobile USA, Inc.
3.750%, 4/15/27	2,500,000	2,491,353
2.050%, 2/15/28	700,000	672,219
4.950%, 3/15/28	305,000	310,730
4.800%, 7/15/28	625,000	635,631
2.400%, 3/15/29	340,000	321,749
3.875%, 4/15/30	3,000,000	2,947,324
5.125%, 5/15/32	500,000	514,322
5.200%, 1/15/33	2,610,000	2,697,570
5.750%, 1/15/34	2,000,000	2,121,105

		18,070,581

Total Communication Services		90,942,168

Consumer Discretionary (1.5%)
Automobile Components (0.1%)
Aptiv Swiss Holdings Ltd.
5.150%, 9/13/34	400,000	404,111
BorgWarner, Inc.
2.650%, 7/1/27	300,000	293,851
5.400%, 8/15/34	75,000	77,450
Lear Corp.
4.250%, 5/15/29	125,000	124,614
Magna International, Inc.
2.450%, 6/15/30	300,000	278,784
5.500%, 3/21/33	500,000	524,164
5.875%, 6/1/35	90,000	95,334

		1,798,308

Automobiles (0.2%)
Ford Motor Co.
3.250%, 2/12/32	2,500,000	2,205,325
6.100%, 8/19/32	2,500,000	2,575,125
General Motors Co.
6.800%, 10/1/27	405,000	421,345
5.000%, 10/1/28	750,000	763,813
5.400%, 10/15/29	500,000	517,941
6.250%, 4/15/35	500,000	530,460
Honda Motor Co. Ltd.
2.534%, 3/10/27	165,000	162,261
2.967%, 3/10/32	200,000	182,787
5.337%, 7/8/35	750,000	766,417
Toyota Motor Corp.
5.118%, 7/13/28	500,000	514,740
3.669%, 7/20/28	355,000	353,576
2.760%, 7/2/29	250,000	240,142
2.362%, 3/25/31	600,000	549,260
5.123%, 7/13/33	500,000	519,835

		10,303,027

Broadline Retail (0.4%)
Alibaba Group Holding Ltd.
3.400%, 12/6/27	1,780,000	1,763,749
4.875%, 5/26/30	1,000,000	1,029,700
2.125%, 2/9/31	490,000	444,356
Amazon.com, Inc.
3.300%, 4/13/27	1,300,000	1,293,265
1.200%, 6/3/27	340,000	328,507
3.150%, 8/22/27	4,000,000	3,970,120
4.550%, 12/1/27 (x)	1,000,000	1,016,239
4.100%, 11/20/30	300,000	300,279
3.600%, 4/13/32	1,650,000	1,602,067
4.700%, 12/1/32 (x)	1,000,000	1,027,701
4.650%, 11/20/35	1,000,000	995,332
eBay, Inc.
3.600%, 6/5/27	750,000	745,714
2.700%, 3/11/30	700,000	657,228
2.600%, 5/10/31	1,000,000	913,658
5.125%, 11/6/35	500,000	499,812
JD.com, Inc.
3.375%, 1/14/30	320,000	310,291

		16,898,018

Distributors (0.0%)†
Genuine Parts Co.
1.875%, 11/1/30	285,000	250,695
6.875%, 11/1/33	1,000,000	1,111,819

		1,362,514

Diversified Consumer Services (0.0%)†
Cornell University
Series 2025 4.733%, 6/15/35	300,000	301,062
Leland Stanford Junior University (The)
1.289%, 6/1/27	35,000	33,761
4.679%, 3/1/35	250,000	252,357
Series 2025 4.146%, 8/1/30	210,000	211,165
Yale University
Series 2020 1.482%, 4/15/30	500,000	450,519

		1,248,864

Hotels, Restaurants & Leisure (0.3%)
Darden Restaurants, Inc.
6.300%, 10/10/33	290,000	315,300
Expedia Group, Inc.
4.625%, 8/1/27	840,000	845,296
3.250%, 2/15/30	1,500,000	1,438,989
2.950%, 3/15/31	185,000	171,839
5.400%, 2/15/35	160,000	164,319
Hyatt Hotels Corp.
5.750%, 1/30/27	320,000	324,735
4.375%, 9/15/28	950,000	952,187
5.250%, 6/30/29	275,000	282,618
Las Vegas Sands Corp.
6.000%, 8/15/29	250,000	260,817
Marriott International, Inc.
4.200%, 7/15/27	145,000	145,523
5.000%, 10/15/27	165,000	167,808
5.550%, 10/15/28	585,000	607,006
4.900%, 4/15/29	185,000	188,904
4.500%, 10/15/31	500,000	501,237
Series AA 4.650%, 12/1/28	500,000	508,334
Series FF 4.625%, 6/15/30	725,000	735,999

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Series X 4.000%, 4/15/28	$500,000	$500,338
McDonald’s Corp.
3.500%, 3/1/27	775,000	771,433
3.800%, 4/1/28 (x)	1,100,000	1,097,957
4.800%, 8/14/28	500,000	510,689
5.000%, 5/17/29	320,000	329,594
2.625%, 9/1/29	290,000	276,641
2.125%, 3/1/30	220,000	203,214
4.400%, 2/12/31	250,000	251,928
4.600%, 9/9/32 (x)	350,000	356,654
4.950%, 8/14/33	500,000	516,540
4.950%, 3/3/35 (x)	500,000	506,142
Starbucks Corp.
2.000%, 3/12/27	350,000	341,886
3.500%, 3/1/28	750,000	741,889
4.000%, 11/15/28	800,000	798,788
2.250%, 3/12/30	350,000	322,872
3.000%, 2/14/32 (x)	220,000	202,863
4.800%, 2/15/33	355,000	359,371
5.400%, 5/15/35	290,000	301,662

		16,001,372

Household Durables (0.1%)
DR Horton, Inc.
1.400%, 10/15/27	750,000	717,627
Leggett & Platt, Inc.
3.500%, 11/15/27 (x)	500,000	491,068
4.400%, 3/15/29	350,000	345,887
Mohawk Industries, Inc.
5.850%, 9/18/28	125,000	129,903
3.625%, 5/15/30	350,000	339,473
NVR, Inc.
3.000%, 5/15/30	1,320,000	1,249,840
PulteGroup, Inc.
5.000%, 1/15/27	424,000	426,957
Toll Brothers Finance Corp.
5.600%, 6/15/35 (x)	355,000	368,014

		4,068,769

Leisure Products (0.0%)†
Hasbro, Inc.
3.500%, 9/15/27	290,000	287,083
3.900%, 11/19/29	500,000	491,711
Polaris, Inc.
5.600%, 3/1/31	315,000	318,369

		1,097,163

Specialty Retail (0.4%)
AutoNation, Inc.
3.800%, 11/15/27	500,000	495,934
1.950%, 8/1/28	225,000	212,080
2.400%, 8/1/31	150,000	132,500
3.850%, 3/1/32	300,000	281,740
AutoZone, Inc.
4.500%, 2/1/28	280,000	282,421
3.750%, 4/18/29	500,000	492,547
5.100%, 7/15/29	385,000	396,184
4.750%, 8/1/32	330,000	333,256
5.200%, 8/1/33	500,000	512,275
Best Buy Co., Inc.
4.450%, 10/1/28	1,000,000	1,009,759
1.950%, 10/1/30 (x)	375,000	336,941
Home Depot, Inc. (The)
2.875%, 4/15/27	335,000	331,446
2.800%, 9/14/27	750,000	738,286
0.900%, 3/15/28 (x)	700,000	659,390
3.900%, 12/6/28	290,000	291,141
4.900%, 4/15/29	585,000	601,230
2.950%, 6/15/29	455,000	440,006
4.750%, 6/25/29	340,000	348,706
3.250%, 4/15/32	435,000	410,218
4.500%, 9/15/32	440,000	445,427
4.950%, 6/25/34	3,000,000	3,069,530
4.650%, 9/15/35 (x)	415,000	411,808
Lowe’s Cos., Inc.
3.350%, 4/1/27	180,000	178,658
3.100%, 5/3/27	750,000	741,517
1.300%, 4/15/28	655,000	617,333
1.700%, 9/15/28	250,000	235,311
3.650%, 4/5/29	680,000	671,376
1.700%, 10/15/30	655,000	582,075
4.250%, 3/15/31	250,000	248,745
2.625%, 4/1/31	1,750,000	1,606,725
3.750%, 4/1/32	500,000	479,511
5.000%, 4/15/33	415,000	424,399
4.850%, 10/15/35	470,000	467,098
O’Reilly Automotive, Inc.
4.350%, 6/1/28	800,000	805,682
4.700%, 6/15/32	250,000	252,161
5.000%, 8/19/34	500,000	504,117
TJX Cos., Inc. (The)
1.150%, 5/15/28	300,000	281,723
Tractor Supply Co.
1.750%, 11/1/30	280,000	247,816
5.250%, 5/15/33	75,000	77,522

		20,654,594

Textiles, Apparel & Luxury Goods (0.0%)†
NIKE, Inc.
2.850%, 3/27/30	1,000,000	954,507
Ralph Lauren Corp.
2.950%, 6/15/30	130,000	123,573

		1,078,080

Total Consumer Discretionary		74,510,709

Consumer Staples (1.8%)
Beverages (0.5%)
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29	3,470,000	3,539,972
Brown-Forman Corp.
4.750%, 4/15/33	800,000	811,983
Coca-Cola Co.(The)
2.900%, 5/25/27	500,000	494,892
1.450%, 6/1/27	300,000	291,043
1.500%, 3/5/28	730,000	697,235
1.000%, 3/15/28	440,000	415,307
2.125%, 9/6/29	750,000	705,566
1.650%, 6/1/30	1,010,000	913,367
2.000%, 3/5/31	835,000	757,318
4.650%, 8/14/34 (x)	280,000	285,858
Coca-Cola Consolidated, Inc.
5.250%, 6/1/29	125,000	129,283

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Coca-Cola Femsa SAB de CV
2.750%, 1/22/30	$1,295,000	$1,224,591
5.100%, 5/6/35	500,000	507,785
Constellation Brands, Inc.
3.500%, 5/9/27	300,000	297,897
4.350%, 5/9/27	500,000	501,860
4.650%, 11/15/28	310,000	314,543
3.150%, 8/1/29	750,000	722,895
2.250%, 8/1/31	475,000	421,723
4.750%, 5/9/32	500,000	502,390
4.900%, 5/1/33	250,000	251,051
Diageo Capital plc
3.875%, 5/18/28	400,000	398,997
2.375%, 10/24/29 (x)	410,000	385,296
2.000%, 4/29/30	245,000	224,212
5.625%, 10/5/33	1,500,000	1,596,751
Keurig Dr Pepper, Inc.
3.950%, 4/15/29	500,000	494,092
2.250%, 3/15/31	210,000	187,136
4.050%, 4/15/32	335,000	322,206
5.150%, 5/15/35	750,000	752,694
Pepsico Singapore Financing I Pte. Ltd.
4.700%, 2/16/34	2,000,000	2,023,753
PepsiCo, Inc.
2.625%, 3/19/27	350,000	345,696
3.600%, 2/18/28	500,000	498,616
4.450%, 5/15/28	300,000	304,527
2.625%, 7/29/29	375,000	358,120
2.750%, 3/19/30	350,000	332,419
1.625%, 5/1/30 (x)	190,000	172,089
1.950%, 10/21/31	3,130,000	2,784,323
3.900%, 7/18/32	200,000	196,606
4.450%, 2/15/33	300,000	305,530
4.800%, 7/17/34	200,000	204,689
5.000%, 7/23/35	250,000	255,436

		25,929,747

Consumer Staples Distribution & Retail (0.3%)
Costco Wholesale Corp.
3.000%, 5/18/27	2,500,000	2,480,781
Dollar General Corp.
5.200%, 7/5/28	415,000	425,111
Dollar Tree, Inc.
2.650%, 12/1/31	500,000	451,504
Kroger Co. (The)
4.500%, 1/15/29	350,000	354,509
1.700%, 1/15/31	625,000	551,383
5.000%, 9/15/34	2,340,000	2,354,536
Sysco Corp.
2.400%, 2/15/30	115,000	107,002
5.950%, 4/1/30	2,000,000	2,117,883
2.450%, 12/14/31 (x)	180,000	161,289
Target Corp.
1.950%, 1/15/27	400,000	392,688
3.375%, 4/15/29	750,000	736,393
4.500%, 9/15/32 (x)	500,000	505,770
4.400%, 1/15/33	85,000	85,004
Walmart, Inc.
3.950%, 9/9/27	440,000	442,336
3.900%, 4/15/28	315,000	316,215
1.500%, 9/22/28	475,000	449,286
2.375%, 9/24/29	19,000	18,030
4.000%, 4/15/30	250,000	252,096
1.800%, 9/22/31 (x)	210,000	186,793
4.150%, 9/9/32	470,000	473,192
4.100%, 4/15/33	2,335,000	2,330,656
4.900%, 4/28/35	180,000	185,190

		15,377,647

Food Products (0.4%)
Archer-Daniels-Midland Co.
2.900%, 3/1/32	340,000	312,213
Bunge Ltd. Finance Corp.
3.750%, 9/25/27	225,000	224,151
2.750%, 5/14/31	750,000	688,418
4.650%, 9/17/34	200,000	195,908
5.150%, 8/4/35	500,000	508,193
Campbell’s Co. (The)
4.550%, 3/21/31	750,000	746,995
5.400%, 3/21/34	750,000	764,122
Conagra Brands, Inc.
4.850%, 11/1/28	885,000	894,723
5.750%, 8/1/35	500,000	510,895
Flowers Foods, Inc.
2.400%, 3/15/31	160,000	141,291
General Mills, Inc.
4.200%, 4/17/28	375,000	376,054
2.250%, 10/14/31	875,000	776,606
4.950%, 3/29/33 (x)	180,000	182,555
Hershey Co. (The)
4.250%, 5/4/28	350,000	353,405
2.450%, 11/15/29	200,000	188,723
1.700%, 6/1/30	390,000	351,406
4.500%, 5/4/33	355,000	356,731
5.100%, 2/24/35	200,000	205,920
Hormel Foods Corp.
1.700%, 6/3/28	535,000	508,484
1.800%, 6/11/30	415,000	374,893
J M Smucker Co. (The)
3.375%, 12/15/27	850,000	840,968
2.375%, 3/15/30	185,000	171,785
Kellanova
3.400%, 11/15/27	650,000	644,579
4.300%, 5/15/28	500,000	502,666
5.250%, 3/1/33	180,000	186,871
McCormick & Co., Inc.
3.400%, 8/15/27	750,000	743,625
1.850%, 2/15/31	165,000	145,632
4.950%, 4/15/33	290,000	294,660
4.700%, 10/15/34	165,000	162,783
Mondelez International, Inc.
2.625%, 3/17/27	400,000	393,677
2.750%, 4/13/30	835,000	786,795
3.000%, 3/17/32	400,000	367,001
4.750%, 8/28/34	125,000	124,596
5.125%, 5/6/35	500,000	511,521
Tyson Foods, Inc.
3.550%, 6/2/27	975,000	968,131
4.350%, 3/1/29	325,000	325,723
Unilever Capital Corp.
3.500%, 3/22/28	1,000,000	993,098
4.875%, 9/8/28	200,000	205,245
2.125%, 9/6/29	500,000	469,558

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
1.375%, 9/14/30	$210,000	$186,690
1.750%, 8/12/31	345,000	303,638
4.625%, 8/12/34	220,000	221,609

		18,212,537

Household Products (0.2%)
Church & Dwight Co., Inc.
2.300%, 12/15/31	210,000	186,633
Clorox Co. (The)
3.100%, 10/1/27	500,000	493,081
3.900%, 5/15/28	500,000	499,814
4.400%, 5/1/29	500,000	505,915
1.800%, 5/15/30	140,000	126,148
4.600%, 5/1/32	500,000	505,041
Colgate-Palmolive Co.
3.100%, 8/15/27	250,000	247,521
4.600%, 3/1/28	355,000	360,446
Kimberly-Clark Corp.
1.050%, 9/15/27	250,000	239,022
3.950%, 11/1/28	375,000	376,009
3.200%, 4/25/29	750,000	731,738
2.000%, 11/2/31	750,000	674,521
4.500%, 2/16/33	100,000	101,423
Procter & Gamble Co. (The)
1.900%, 2/1/27	600,000	589,060
2.850%, 8/11/27	1,000,000	988,590
3.950%, 1/26/28	250,000	251,847
1.200%, 10/29/30 (x)	500,000	440,570
1.950%, 4/23/31	1,000,000	902,445
2.300%, 2/1/32	600,000	548,191
4.050%, 1/26/33 (x)	250,000	249,935
4.350%, 11/3/35	500,000	494,153

		9,512,103

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The)
3.150%, 3/15/27	500,000	495,530
4.375%, 5/15/28	225,000	227,092
1.950%, 3/15/31 (x)	585,000	521,048
4.650%, 5/15/33	250,000	251,520
Haleon US Capital LLC
3.375%, 3/24/27	550,000	545,671
3.375%, 3/24/29	500,000	488,414
3.625%, 3/24/32	610,000	580,972

		3,110,247

Tobacco (0.3%)
Altria Group, Inc.
3.400%, 5/6/30	2,240,000	2,154,089
6.875%, 11/1/33	1,000,000	1,129,932
5.250%, 8/6/35	250,000	253,150
BAT Capital Corp.
2.259%, 3/25/28	350,000	336,817
3.462%, 9/6/29	750,000	730,340
4.906%, 4/2/30	1,500,000	1,530,412
6.343%, 8/2/30	500,000	540,744
4.742%, 3/16/32	500,000	504,719
7.750%, 10/19/32	110,000	128,590
6.421%, 8/2/33	500,000	552,246
5.625%, 8/15/35 (x)	1,000,000	1,042,571
BAT International Finance plc
4.448%, 3/16/28	500,000	503,742
5.931%, 2/2/29	390,000	408,976
Philip Morris International, Inc.
3.125%, 8/17/27	1,000,000	988,424
4.875%, 2/15/28	1,500,000	1,527,901
5.250%, 9/7/28	500,000	515,821
5.125%, 2/15/30	1,500,000	1,550,717
2.100%, 5/1/30	120,000	109,809
1.750%, 11/1/30	300,000	267,211
5.375%, 2/15/33	1,500,000	1,569,698
5.625%, 9/7/33	500,000	531,003
4.900%, 11/1/34	500,000	504,560
4.875%, 4/30/35	375,000	376,796
4.625%, 10/29/35	315,000	308,073

		18,066,341

Total Consumer Staples		90,208,622

Energy (1.8%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC
3.337%, 12/15/27	1,250,000	1,236,757
3.138%, 11/7/29 (x)	215,000	207,418
4.486%, 5/1/30	145,000	146,118
Halliburton Co.
2.920%, 3/1/30	2,000,000	1,892,949
Helmerich & Payne, Inc.
2.900%, 9/29/31	105,000	93,680

		3,576,922

Oil, Gas & Consumable Fuels (1.7%)
Boardwalk Pipelines LP
4.800%, 5/3/29	415,000	419,646
BP Capital Markets America, Inc.
4.234%, 11/6/28	1,250,000	1,258,216
4.970%, 10/17/29	500,000	515,311
1.749%, 8/10/30	3,300,000	2,964,691
2.721%, 1/12/32	625,000	568,130
4.812%, 2/13/33	215,000	217,729
4.893%, 9/11/33	1,000,000	1,016,484
5.227%, 11/17/34	1,000,000	1,032,299
BP Capital Markets plc
3.279%, 9/19/27	1,250,000	1,239,960
Canadian Natural Resources Ltd.
3.850%, 6/1/27 (x)	1,300,000	1,296,514
2.950%, 7/15/30 (x)	350,000	329,360
5.400%, 12/15/34	250,000	254,915
Cenovus Energy, Inc.
4.650%, 3/20/31	225,000	224,097
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	2,500,000	2,524,658
Cheniere Energy Partners LP
5.950%, 6/30/33	925,000	981,423
Chevron Corp.
1.995%, 5/11/27	250,000	244,415
2.236%, 5/11/30	1,325,000	1,229,416
Chevron USA, Inc.
1.018%, 8/12/27	310,000	297,226
4.819%, 4/15/32	500,000	513,851
4.500%, 10/15/32	1,000,000	1,010,345
CNOOC Finance 2013 Ltd.
2.875%, 9/30/29	600,000	576,312

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
CNOOC Finance 2015 USA LLC
4.375%, 5/2/28	$200,000	$202,378
Coterra Energy, Inc.
4.375%, 3/15/29	350,000	350,835
Devon Energy Corp.
5.200%, 9/15/34	1,000,000	995,151
Diamondback Energy, Inc.
5.150%, 1/30/30	375,000	385,641
Enbridge, Inc.
3.125%, 11/15/29	750,000	717,630
5.700%, 3/8/33	275,000	289,960
5.550%, 6/20/35	335,000	346,012
5.200%, 11/20/35	350,000	352,927
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 7.200%, 6/27/54 (k)	2,000,000	2,117,500
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.500%, 1/15/84 (k)	355,000	406,808
Energy Transfer LP
4.950%, 5/15/28	300,000	304,794
4.950%, 6/15/28	375,000	380,991
5.250%, 4/15/29	1,000,000	1,027,395
4.150%, 9/15/29	750,000	745,184
6.400%, 12/1/30	460,000	497,034
6.550%, 12/1/33	1,500,000	1,643,641
5.550%, 5/15/34	1,000,000	1,027,664
5.600%, 9/1/34	1,000,000	1,027,714
Enterprise Products Operating LLC
4.150%, 10/16/28	600,000	603,807
3.125%, 7/31/29	750,000	726,816
2.800%, 1/31/30	755,000	717,786
5.350%, 1/31/33	500,000	522,327
4.850%, 1/31/34	1,000,000	1,008,974
(CME Term SOFR 3 Month + 2.83%), 5.375%, 2/15/78 (k)	500,000	496,875
Series E
(CME Term SOFR 3 Month + 3.29%), 5.250%, 8/16/77 (k)	750,000	745,313
EOG Resources, Inc.
4.400%, 1/15/31	290,000	290,676
5.000%, 7/15/32	500,000	513,142
EQT Corp.
5.700%, 4/1/28	375,000	386,702
5.750%, 2/1/34	2,000,000	2,089,784
Equinor ASA
3.625%, 9/10/28	600,000	598,455
2.375%, 5/22/30	375,000	348,992
5.125%, 6/3/35	500,000	513,849
4.750%, 11/14/35	500,000	497,676
HF Sinclair Corp.
6.250%, 1/15/35	750,000	783,021
Kinder Morgan, Inc.
4.300%, 3/1/28	1,250,000	1,256,962
5.100%, 8/1/29	235,000	241,519
5.400%, 2/1/34	2,000,000	2,063,232
Marathon Petroleum Corp.
3.800%, 4/1/28	300,000	298,231
MPLX LP
4.125%, 3/1/27	2,085,000	2,085,749
2.650%, 8/15/30	455,000	420,624
5.000%, 1/15/33	750,000	751,798
5.400%, 9/15/35	1,000,000	1,006,610
Occidental Petroleum Corp.
5.200%, 8/1/29	320,000	327,818
5.375%, 1/1/32 (x)	2,000,000	2,042,803
5.550%, 10/1/34 (x)	1,000,000	1,019,980
ONEOK, Inc.
4.000%, 7/13/27	225,000	224,716
5.650%, 11/1/28	190,000	197,448
4.350%, 3/15/29	500,000	501,399
3.400%, 9/1/29	500,000	484,414
3.100%, 3/15/30	350,000	333,113
3.250%, 6/1/30	250,000	238,043
5.800%, 11/1/30	310,000	326,275
4.950%, 10/15/32	250,000	251,550
5.050%, 11/1/34	2,000,000	1,981,756
Ovintiv, Inc.
5.650%, 5/15/28	420,000	432,506
Phillips 66
3.900%, 3/15/28	500,000	498,046
Phillips 66 Co.
4.950%, 12/1/27	500,000	507,906
Pioneer Natural Resources Co.
1.900%, 8/15/30	1,000,000	905,570
2.150%, 1/15/31	260,000	235,831
Plains All American Pipeline LP
3.550%, 12/15/29	2,500,000	2,428,219
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	500,000	503,212
4.500%, 5/15/30	1,225,000	1,230,642
Shell Finance US, Inc.
2.750%, 4/6/30	415,000	393,472
4.125%, 11/6/30	175,000	175,135
South Bow USA Infrastructure Holdings LLC
5.584%, 10/1/34	1,000,000	1,009,728
Targa Resources Corp.
5.200%, 7/1/27	1,040,000	1,056,096
4.350%, 1/15/29	110,000	110,251
6.500%, 3/30/34	2,000,000	2,187,210
5.550%, 8/15/35	1,000,000	1,022,786
TC PipeLines LP
3.900%, 5/25/27	200,000	199,308
TotalEnergies Capital International SA
3.455%, 2/19/29	750,000	738,970
TotalEnergies Capital SA
3.883%, 10/11/28	250,000	250,302
4.724%, 9/10/34	250,000	251,987
TransCanada PipeLines Ltd.
4.250%, 5/15/28	1,750,000	1,751,947
Transcontinental Gas Pipe Line Co. LLC
4.000%, 3/15/28	500,000	499,402
3.250%, 5/15/30	250,000	239,463
Valero Energy Corp.
2.150%, 9/15/27	750,000	726,221
4.350%, 6/1/28	240,000	241,161
4.000%, 4/1/29	765,000	759,262
Valero Energy Partners LP
4.500%, 3/15/28	500,000	503,762

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Viper Energy Partners LLC
5.700%, 8/1/35	$1,000,000	$1,018,330
Western Midstream Operating LP
6.350%, 1/15/29	415,000	436,508
6.150%, 4/1/33	415,000	438,888
5.450%, 11/15/34	1,000,000	1,006,204
Williams Cos., Inc. (The)
3.750%, 6/15/27	500,000	497,862
5.300%, 8/15/28	500,000	514,477
2.600%, 3/15/31	1,165,000	1,063,905
4.650%, 8/15/32	750,000	751,682
5.650%, 3/15/33	500,000	526,100
5.150%, 3/15/34	750,000	762,754

		84,307,597

Total Energy		87,884,519

Financials (12.8%)
Banks (7.3%)
Australia & New Zealand Banking Group Ltd.
Series A
3.919%, 12/8/28	625,000	627,325
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.70%), 6.138%, 9/14/28 (k)	600,000	620,976
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.883%, 11/15/34 (k)	500,000	581,172
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 6.033%, 3/13/35 (k)	1,000,000	1,064,608
Banco Santander SA
4.250%, 4/11/27	1,000,000	1,001,607
5.294%, 8/18/27	435,000	442,630
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28 (k)	200,000	199,989
4.379%, 4/12/28	1,200,000	1,206,013
5.588%, 8/8/28	500,000	518,213
3.306%, 6/27/29	800,000	776,824
3.490%, 5/28/30	200,000	192,405
2.749%, 12/3/30	1,745,000	1,583,015
2.958%, 3/25/31	480,000	445,018
5.439%, 7/15/31	500,000	526,001
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.225%, 11/22/32 (k)	600,000	549,936
6.921%, 8/8/33	295,000	326,733
6.938%, 11/7/33	1,250,000	1,429,169
6.350%, 3/14/34	600,000	645,988
6.033%, 1/17/35	325,000	348,221
5.127%, 11/6/35	295,000	295,268
Bank of America Corp.
(CME Term SOFR 3 Month + 1.84%), 3.824%, 1/20/28 (k)	1,000,000	997,543
(SOFR + 1.05%), 2.551%, 2/4/28 (k)	800,000	786,930
(CME Term SOFR 3 Month + 1.77%), 3.705%, 4/24/28 (k)	1,500,000	1,493,405
(SOFR + 1.58%), 4.376%, 4/27/28 (k)	1,250,000	1,254,489
(CME Term SOFR 3 Month + 1.30%), 3.419%, 12/20/28 (k)	4,450,000	4,399,181
(CME Term SOFR 3 Month + 1.33%), 3.970%, 3/5/29 (k)	2,000,000	1,995,706
(SOFR + 1.63%), 5.202%, 4/25/29 (k)	1,000,000	1,024,703
(SOFR + 1.06%), 2.087%, 6/14/29 (k)	2,150,000	2,050,713
(CME Term SOFR 3 Month + 1.57%), 4.271%, 7/23/29 (k)	2,250,000	2,259,476
(SOFR + 1.57%), 5.819%, 9/15/29 (k)	1,000,000	1,043,235
(CME Term SOFR 3 Month + 1.44%), 3.194%, 7/23/30 (k)	1,300,000	1,255,022
(CME Term SOFR 3 Month + 1.25%), 2.496%, 2/13/31 (k)	2,500,000	2,329,029
(SOFR + 1.53%), 1.898%, 7/23/31 (k)	1,000,000	898,525
(SOFR + 1.37%), 1.922%, 10/24/31 (k)	1,500,000	1,341,089
(SOFR + 1.32%), 2.687%, 4/22/32 (k)	2,000,000	1,835,204
(SOFR + 1.22%), 2.299%, 7/21/32 (k)	1,500,000	1,341,630
(SOFR + 1.21%), 2.572%, 10/20/32 (k)	1,350,000	1,217,891
(SOFR + 1.33%), 2.972%, 2/4/33 (k)	490,000	448,305
(SOFR + 1.83%), 4.571%, 4/27/33 (k)	1,000,000	998,449
(SOFR + 2.16%), 5.015%, 7/22/33 (k)	1,000,000	1,020,450
(SOFR + 1.91%), 5.288%, 4/25/34 (k)	1,000,000	1,031,686
(SOFR + 1.84%), 5.872%, 9/15/34 (k)	1,750,000	1,868,554
(SOFR + 1.65%), 5.468%, 1/23/35 (k)	2,000,000	2,085,706
(SOFR + 1.91%), 5.425%, 8/15/35 (k)	500,000	510,526
(SOFR + 1.74%), 5.518%, 10/25/35 (k)	500,000	512,544
(SOFR + 1.31%), 5.511%, 1/24/36 (k)	375,000	391,327
(SOFR + 1.70%), 5.744%, 2/12/36 (k)	675,000	703,378
(SOFR + 1.64%), 5.464%, 5/9/36 (k)	500,000	520,613
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36 (k)	1,750,000	1,534,768
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.846%, 3/8/37 (k)	1,400,000	1,319,238
Series N
(SOFR + 1.22%), 2.651%, 3/11/32 (k)	500,000	459,018
Bank of Montreal
2.650%, 3/8/27	265,000	261,183
5.203%, 2/1/28	500,000	512,353

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
5.717%, 9/25/28	$500,000	$521,026
5.511%, 6/4/31	500,000	526,347
(United States SOFR Compounded Index + 1.08%), 4.350%, 9/22/31 (k)	600,000	599,247
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.40%), 3.088%, 1/10/37 (k)	750,000	673,587
Series H
4.700%, 9/14/27 (x)	500,000	506,470
Bank of Nova Scotia (The)
1.950%, 2/2/27	175,000	171,535
2.951%, 3/11/27 (x)	500,000	494,839
5.250%, 6/12/28	200,000	206,082
5.450%, 8/1/29	295,000	308,637
4.850%, 2/1/30	125,000	127,971
2.150%, 8/1/31 (x)	500,000	445,133
(SOFR + 1.09%), 4.338%, 9/15/31 (k)	500,000	498,451
2.450%, 2/2/32	250,000	222,997
Series 2
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.625%, 10/27/81 (k)	2,250,000	2,168,201
BankUnited, Inc.
5.125%, 6/11/30	750,000	750,937
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 5.501%, 8/9/28 (k)	690,000	704,663
(SOFR + 1.34%), 4.837%, 9/10/28 (k)	305,000	308,491
4.972%, 5/16/29	1,000,000	1,016,256
(SOFR + 1.08%), 4.476%, 11/11/29 (k)	1,000,000	1,003,792
(SOFR + 1.74%), 5.690%, 3/12/30 (k)	2,000,000	2,078,125
5.088%, 6/20/30	2,000,000	2,031,699
(SOFR + 1.56%), 4.942%, 9/10/30 (k)	285,000	289,917
(SOFR + 1.23%), 5.367%, 2/25/31 (k)	1,000,000	1,033,247
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32 (k)	1,000,000	910,449
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.894%, 11/24/32 (k)	675,000	613,242
(SOFR + 2.98%), 6.224%, 5/9/34 (k)	450,000	484,109
(SOFR + 3.57%), 7.119%, 6/27/34 (k)	935,000	1,046,376
(SOFR + 2.62%), 6.692%, 9/13/34 (k)	1,350,000	1,494,423
(SOFR + 1.91%), 5.335%, 9/10/35 (k)	460,000	467,575
(SOFR + 1.59%), 5.785%, 2/25/36 (k)	1,250,000	1,310,111
Canadian Imperial Bank of Commerce
3.450%, 4/7/27 (x)	225,000	224,076
5.001%, 4/28/28	500,000	512,028
5.986%, 10/3/28	500,000	526,130
5.260%, 4/8/29 (x)	500,000	517,309
(SOFR + 1.34%), 4.631%, 9/11/30 (k)	160,000	162,187
(United States SOFR Compounded Index + 1.17%), 4.580%, 9/8/31 (k)	1,000,000	1,005,767
3.600%, 4/7/32 (x)	225,000	214,053
6.092%, 10/3/33	250,000	273,778
Capital One NA
4.650%, 9/13/28	625,000	633,725
2.700%, 2/6/30	250,000	235,410
Citibank NA
5.803%, 9/29/28	1,000,000	1,048,873
4.914%, 5/29/30	715,000	735,620
5.570%, 4/30/34	1,500,000	1,586,289
Citigroup, Inc.
4.450%, 9/29/27	1,250,000	1,258,271
(SOFR + 1.28%), 3.070%, 2/24/28 (k)	1,000,000	988,636
(SOFR + 1.89%), 4.658%, 5/24/28 (k)	715,000	721,353
(CME Term SOFR 3 Month + 1.41%), 3.520%, 10/27/28 (k)	2,500,000	2,475,852
(CME Term SOFR 3 Month + 1.45%), 4.075%, 4/23/29 (k)	2,000,000	1,997,780
(CME Term SOFR 3 Month + 1.60%), 3.980%, 3/20/30 (k)	1,750,000	1,734,472
(SOFR + 1.42%), 2.976%, 11/5/30 (k)	1,250,000	1,190,280
(SOFR + 1.15%), 2.666%, 1/29/31 (k)	1,500,000	1,404,509
(SOFR + 2.11%), 2.572%, 6/3/31 (k)	2,000,000	1,852,395
(SOFR + 1.17%), 4.503%, 9/11/31 (k)	1,000,000	1,001,656
(SOFR + 1.17%), 2.561%, 5/1/32 (k)	835,000	757,655
(SOFR + 1.18%), 2.520%, 11/3/32 (k)	895,000	801,177
(SOFR + 1.35%), 3.057%, 1/25/33 (k)	800,000	732,567
(SOFR + 1.94%), 3.785%, 3/17/33 (k)	1,500,000	1,430,105
(SOFR + 2.09%), 4.910%, 5/24/33 (k)	500,000	506,037
(SOFR + 2.66%), 6.174%, 5/25/34 (k)	715,000	760,927
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.28%), 5.592%, 11/19/34 (k)	3,000,000	3,075,924
(SOFR + 2.06%), 5.827%, 2/13/35 (k)	3,000,000	3,119,372
(SOFR + 1.45%), 5.449%, 6/11/35 (k)	1,000,000	1,035,533
(SOFR + 1.83%), 6.020%, 1/24/36(k)	320,000	335,485
(SOFR + 1.47%), 5.333%, 3/27/36 (k)	750,000	767,811
(SOFR + 1.49%), 5.174%, 9/11/36 (k)	415,000	419,321

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.73%), 5.411%, 9/19/39 (k)	$500,000	$503,491
Citizens Bank NA
(SOFR + 2.00%), 4.575%, 8/9/28 (k)	500,000	503,442
Citizens Financial Group, Inc.
2.500%, 2/6/30	150,000	139,435
3.250%, 4/30/30	470,000	449,464
(SOFR + 1.91%), 5.718%, 7/23/32 (k)	300,000	314,501
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.641%, 5/21/37 (k)(x)	500,000	507,237
Comerica Bank
(SOFR + 2.61%), 5.332%, 8/25/33 (k)	250,000	251,552
Comerica, Inc.
4.000%, 2/1/29	450,000	445,833
Commonwealth Bank of Australia
4.150%, 10/1/30	250,000	250,435
Cooperatieve Rabobank UA
3.957%, 10/17/28	250,000	250,789
4.494%, 10/17/29	1,200,000	1,221,530
Fifth Third Bancorp
3.950%, 3/14/28	750,000	748,323
(SOFR + 1.36%), 4.055%, 4/25/28 (k)	290,000	289,675
(SOFR + 2.34%), 6.339%, 7/27/29 (k)	105,000	110,532
(United States SOFR Compounded Index + 2.13%), 4.772%, 7/28/30 (k)	500,000	505,942
(SOFR + 1.66%), 4.337%, 4/25/33 (k)	250,000	244,566
Fifth Third Bank NA
2.250%, 2/1/27	300,000	294,513
First Citizens BancShares, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.97%), 6.254%, 3/12/40 (k)	500,000	507,812
HSBC Holdings plc
(CME Term SOFR 3 Month + 1.81%), 4.041%, 3/13/28 (k)	1,250,000	1,248,534
(SOFR + 2.11%), 4.755%, 6/9/28 (k)	1,000,000	1,008,393
(SOFR + 2.61%), 5.210%, 8/11/28 (k)	495,000	503,330
(SOFR + 1.97%), 6.161%, 3/9/29 (k)	380,000	395,424
(CME Term SOFR 3 Month + 1.80%), 4.583%, 6/19/29 (k)	1,120,000	1,130,067
(SOFR + 1.29%), 2.206%, 8/17/29 (k)	450,000	427,853
(CME Term SOFR 3 Month + 1.87%), 3.973%, 5/22/30 (k)	1,165,000	1,151,370
(SOFR + 1.29%), 5.286%, 11/19/30 (k)	2,000,000	2,060,588
(SOFR + 2.39%), 2.848%, 6/4/31 (k)	5,715,000	5,342,740
(SOFR + 1.52%), 5.733%, 5/17/32 (k)	370,000	390,153
(SOFR + 1.19%), 2.804%, 5/24/32 (k)	595,000	544,497
(SOFR + 1.41%), 2.871%, 11/22/32 (k)	790,000	717,235
(SOFR + 2.53%), 4.762%, 3/29/33 (k)	420,000	418,022
(SOFR + 2.87%), 5.402%, 8/11/33 (k)	490,000	508,222
(SOFR + 2.39%), 6.254%, 3/9/34 (k)	750,000	816,554
(SOFR + 2.98%), 6.547%, 6/20/34 (k)	1,000,000	1,083,801
(SOFR + 3.02%), 7.399%, 11/13/34 (k)	1,000,000	1,141,229
(SOFR + 1.78%), 5.719%, 3/4/35 (k)	750,000	790,951
(SOFR + 1.90%), 5.874%, 11/18/35 (k)	2,000,000	2,086,337
(SOFR + 1.56%), 5.450%, 3/3/36 (k)	460,000	475,795
(SOFR + 1.88%), 5.790%, 5/13/36 (k)	500,000	528,870
(SOFR + 1.96%), 5.741%, 9/10/36 (k)	305,000	313,158
(SOFR + 1.43%), 5.133%, 11/6/36 (k)	375,000	375,952
Huntington Bancshares, Inc.
(SOFR + 1.97%), 4.443%, 8/4/28 (k)	250,000	251,362
(SOFR + 2.02%), 6.208%, 8/21/29 (k)	500,000	524,513
2.550%, 2/4/30	500,000	466,507
(SOFR + 1.28%), 5.272%, 1/15/31 (k)	1,000,000	1,029,018
(SOFR + 2.05%), 5.023%, 5/17/33 (k)	420,000	425,087
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36 (k)	500,000	432,883
Huntington National Bank (The)
(United States SOFR Compounded Index + 1.65%), 4.552%, 5/17/28 (k)	250,000	251,411
Industrial & Commercial Bank of China Ltd.
3.538%, 11/8/27	500,000	497,175
ING Groep NV
3.950%, 3/29/27	1,250,000	1,249,449
(SOFR + 1.83%), 4.017%, 3/28/28 (k)	500,000	499,927
4.050%, 4/9/29	560,000	558,788
(SOFR + 1.44%), 5.335%, 3/19/30 (k)	1,000,000	1,031,498
(SOFR + 1.32%), 2.727%, 4/1/32 (k)	265,000	243,738
(SOFR + 2.09%), 6.114%, 9/11/34 (k)(x)	315,000	340,723
(SOFR + 1.77%), 5.550%, 3/19/35 (k)	750,000	781,601
(SOFR + 1.61%), 5.525%, 3/25/36 (k)	425,000	441,971

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
JPMorgan Chase & Co.
(SOFR + 1.17%), 2.947%, 2/24/28 (k)	$300,000	$296,343
(SOFR + 1.56%), 4.323%, 4/26/28 (k)	1,000,000	1,004,090
(CME Term SOFR 3 Month + 1.64%), 3.540%, 5/1/28 (k)	2,750,000	2,735,240
(SOFR + 1.89%), 2.182%, 6/1/28 (k)	1,750,000	1,706,832
(CME Term SOFR 3 Month + 1.21%), 3.509%, 1/23/29 (k)	4,750,000	4,704,622
(CME Term SOFR 3 Month + 1.38%), 4.005%, 4/23/29 (k)	1,500,000	1,497,309
(SOFR + 1.02%), 2.069%, 6/1/29 (k)	1,110,000	1,059,714
(CME Term SOFR 3 Month + 1.52%), 4.203%, 7/23/29 (k)	1,500,000	1,504,183
(SOFR + 1.45%), 5.299%, 7/24/29 (k)	1,250,000	1,287,447
(SOFR + 1.57%), 6.087%, 10/23/29 (k)	865,000	910,997
(CME Term SOFR 3 Month + 1.59%), 4.452%, 12/5/29 (k)	1,000,000	1,010,246
(SOFR + 1.16%), 5.581%, 4/22/30 (k)	2,435,000	2,541,875
(CME Term SOFR 3 Month + 1.42%), 3.702%, 5/6/30 (k)	625,000	616,000
(SOFR + 1.75%), 4.565%, 6/14/30 (k)	555,000	561,287
(SOFR + 1.13%), 4.995%, 7/22/30 (k)	500,000	513,140
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30 (k)	1,735,000	1,646,086
(CME Term SOFR 3 Month + 2.52%), 2.956%, 5/13/31 (k)	815,000	768,515
(CME Term SOFR 3 Month + 1.11%), 1.764%, 11/19/31 (k)	1,250,000	1,110,257
(SOFR + 1.07%), 1.953%, 2/4/32 (k)	750,000	670,060
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32 (k)	1,155,000	1,056,111
(SOFR + 1.18%), 2.545%, 11/8/32 (k)	2,750,000	2,480,331
(SOFR + 1.26%), 2.963%, 1/25/33 (k)	700,000	642,070
(SOFR + 1.80%), 4.586%, 4/26/33 (k)	835,000	838,474
(SOFR + 2.58%), 5.717%, 9/14/33 (k)	960,000	1,016,174
(SOFR + 1.85%), 5.350%, 6/1/34 (k)	965,000	1,002,667
(SOFR + 1.81%), 6.254%, 10/23/34 (k)	800,000	878,875
(SOFR + 1.62%), 5.336%, 1/23/35 (k)	4,000,000	4,147,076
(SOFR + 1.49%), 5.766%, 4/22/35 (k)	2,000,000	2,131,098
(SOFR + 1.46%), 5.294%, 7/22/35 (k)	2,000,000	2,064,792
(SOFR + 1.34%), 4.946%, 10/22/35 (k)	375,000	378,911
(SOFR + 1.32%), 5.502%, 1/24/36 (k)	665,000	696,991
(SOFR + 1.64%), 5.576%, 7/23/36 (k)	1,215,000	1,258,444
(SOFR + 1.19%), 4.810%, 10/22/36 (k)	505,000	502,307
KeyBank NA
4.390%, 12/14/27	100,000	100,452
4.900%, 8/8/32	500,000	498,611
5.000%, 1/26/33	500,000	504,926
KeyCorp
2.250%, 4/6/27	750,000	733,048
Korea Development Bank (The)
1.375%, 4/25/27	500,000	484,560
4.375%, 2/15/28	525,000	531,337
3.750%, 9/16/30	358,000	354,631
1.625%, 1/19/31	500,000	446,630
2.000%, 10/25/31	500,000	448,085
4.250%, 9/8/32	500,000	501,965
5.625%, 10/23/33	400,000	433,400
Kreditanstalt fuer Wiederaufbau
4.375%, 3/1/27	5,000,000	5,043,286
3.000%, 5/20/27	1,575,000	1,563,265
4.000%, 6/28/27	1,000,000	1,006,539
3.750%, 2/15/28	1,420,000	1,425,274
2.875%, 4/3/28	1,750,000	1,724,563
3.875%, 5/15/28	1,000,000	1,007,178
3.875%, 6/15/28	735,000	740,124
3.500%, 8/9/28 (x)	715,000	714,022
4.000%, 3/15/29	5,000,000	5,041,985
1.750%, 9/14/29	525,000	491,486
4.625%, 3/18/30	1,000,000	1,034,608
0.750%, 9/30/30	400,000	348,437
4.125%, 7/15/33	1,200,000	1,207,407
4.375%, 2/28/34 (x)	1,500,000	1,529,426
Landwirtschaftliche Rentenbank
4.625%, 4/17/29	450,000	463,921
0.875%, 9/3/30	750,000	657,585
5.000%, 10/24/33	750,000	795,250
Lloyds Banking Group plc
3.750%, 1/11/27	1,385,000	1,382,312
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.80%), 3.750%, 3/18/28 (k)	400,000	398,537
4.375%, 3/22/28	1,350,000	1,357,836
4.550%, 8/16/28	850,000	860,332
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.871%, 3/6/29 (k)	500,000	518,289
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.679%, 1/5/35 (k)	1,000,000	1,053,866
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.068%, 6/13/36 (k)	1,210,000	1,271,989
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.97%), 4.943%, 11/4/36 (k)	750,000	743,046
M&T Bank Corp.
(United States SOFR Compounded Index + 1.78%), 4.553%, 8/16/28 (k)	335,000	336,498

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
(SOFR + 2.26%), 6.082%, 3/13/32 (k)	$1,000,000	$1,063,126
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.43%), 5.400%, 7/30/35 (k)	115,000	116,030
(SOFR + 1.61%), 5.385%, 1/16/36 (k)	125,000	127,174
Manufacturers & Traders Trust Co.
3.400%, 8/17/27	330,000	326,011
4.700%, 1/27/28	500,000	506,954
Mitsubishi UFJ Financial Group, Inc.
3.677%, 2/22/27	1,000,000	997,559
3.287%, 7/25/27	1,000,000	991,162
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.341%, 1/19/28 (k)	600,000	589,425
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.017%, 7/20/28 (k)	400,000	405,829
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.354%, 9/13/28 (k)(x)	400,000	408,669
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.422%, 2/22/29 (k)	205,000	210,713
3.741%, 3/7/29	750,000	743,967
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.242%, 4/19/29 (k)	215,000	220,675
3.195%, 7/18/29	1,000,000	965,105
2.559%, 2/25/30	1,000,000	934,915
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.82%), 5.258%, 4/17/30 (k)	500,000	515,018
2.048%, 7/17/30	460,000	418,809
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.852%, 1/19/33 (k)	500,000	453,604
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.133%, 7/20/33 (k)	400,000	410,815
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.472%, 9/13/33 (k)	600,000	628,098
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.63%), 5.441%, 2/22/34 (k)	200,000	209,148
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.97%), 5.406%, 4/19/34 (k)(x)	290,000	303,069
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 5.426%, 4/17/35 (k)	1,000,000	1,038,935
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.188%, 9/12/36 (k)	200,000	203,322
Series 8NC7
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.475%, 2/22/31 (k)	205,000	213,576
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.667%, 5/27/29 (k)	500,000	517,680
(CME Term SOFR 3 Month + 1.53%), 4.254%, 9/11/29 (k)	1,000,000	1,002,522
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 3.261%, 5/22/30 (k)	500,000	483,638
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.382%, 7/10/30 (k)	300,000	310,226
(CME Term SOFR 3 Month + 1.39%), 3.153%, 7/16/30 (k)	750,000	720,646
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.739%, 5/27/31 (k)	500,000	525,941
(CME Term SOFR 3 Month + 1.77%), 2.201%, 7/10/31 (k)	500,000	454,423
(CME Term SOFR 3 Month + 1.53%), 1.979%, 9/8/31 (k)	300,000	269,110
2.564%, 9/13/31	310,000	277,256
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.260%, 7/9/32 (k)	750,000	666,749
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 5.594%, 7/10/35 (k)	1,000,000	1,043,690
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.323%, 7/8/36 (k)	500,000	514,049
Morgan Stanley Private Bank NA
(SOFR + 1.08%), 4.734%, 7/18/31 (k)	2,500,000	2,535,575
(SOFR + 1.02%), 4.465%, 11/19/31 (k)	810,000	812,463
National Australia Bank Ltd.
3.905%, 6/9/27 (x)	500,000	501,180
4.944%, 1/12/28	300,000	306,711
4.900%, 6/13/28	500,000	512,115
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.073%, 5/22/28 (k)	295,000	291,241
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.516%, 9/30/28 (k)	200,000	204,962
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.808%, 9/13/29 (k)	730,000	760,060
4.445%, 5/8/30	750,000	752,022
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.016%, 3/2/34 (k)	200,000	214,473
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.778%, 3/1/35 (k)	1,000,000	1,058,492
Oesterreichische Kontrollbank AG
3.625%, 9/9/27	409,000	409,123
4.250%, 3/1/28	545,000	552,118
4.125%, 1/18/29	1,000,000	1,013,324
3.750%, 9/10/30	1,500,000	1,496,872

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
PNC Bank NA
3.100%, 10/25/27	$500,000	$493,775
2.700%, 10/22/29	395,000	373,176
PNC Financial Services Group, Inc. (The)
3.150%, 5/19/27	750,000	742,837
3.450%, 4/23/29	750,000	737,579
(SOFR + 1.84%), 5.582%, 6/12/29 (k)	440,000	456,014
2.550%, 1/22/30 (x)	750,000	707,980
(SOFR + 1.20%), 5.492%, 5/14/30 (k)	250,000	260,217
(SOFR + 0.98%), 2.307%, 4/23/32 (k)	1,000,000	902,394
(United States SOFR Compounded Index + 1.85%), 4.626%, 6/6/33 (k)	500,000	495,776
(SOFR + 1.93%), 5.068%, 1/24/34 (k)	210,000	215,105
(SOFR + 1.95%), 5.939%, 8/18/34 (k)	750,000	805,568
(SOFR + 2.28%), 6.875%, 10/20/34 (k)	400,000	453,224
(SOFR + 1.90%), 5.676%, 1/22/35 (k)	1,000,000	1,055,228
(SOFR + 1.60%), 5.401%, 7/23/35 (k)	2,000,000	2,072,178
(SOFR + 1.39%), 5.575%, 1/29/36 (k)	125,000	130,265
(SOFR + 1.42%), 5.373%, 7/21/36 (k)	275,000	282,878
Regions Financial Corp.
1.800%, 8/12/28	500,000	472,830
(SOFR + 1.49%), 5.722%, 6/6/30 (k)	180,000	187,451
(SOFR + 2.06%), 5.502%, 9/6/35 (k)(x)	165,000	169,960
Royal Bank of Canada
2.050%, 1/21/27	500,000	491,088
3.625%, 5/4/27	500,000	498,830
4.240%, 8/3/27	500,000	503,313
4.900%, 1/12/28	500,000	509,603
5.200%, 8/1/28	500,000	515,360
(United States SOFR Compounded Index + 0.86%), 4.522%, 10/18/28 (k)	320,000	322,765
(SOFR + 1.10%), 4.969%, 8/2/30 (k)	280,000	286,833
(United States SOFR Compounded Index + 1.08%), 4.650%, 10/18/30 (k)	400,000	405,137
(SOFR + 1.06%), 4.696%, 8/6/31 (k)	415,000	420,078
2.300%, 11/3/31	500,000	449,384
(SOFR + 0.98%), 4.305%, 11/3/31 (k)	500,000	497,673
5.000%, 5/2/33	500,000	513,305
5.150%, 2/1/34 (x)	3,000,000	3,124,784
Santander Holdings USA, Inc.
4.400%, 7/13/27	485,000	486,430
(SOFR + 1.25%), 2.490%, 1/6/28 (k)(x)	260,000	255,418
(SOFR + 2.36%), 6.499%, 3/9/29 (k)	125,000	130,283
(SOFR + 2.70%), 6.565%, 6/12/29 (k)	500,000	522,660
(SOFR + 1.94%), 5.353%, 9/6/30 (k)	1,000,000	1,022,596
Santander UK Group Holdings plc
(SOFR + 1.22%), 2.469%, 1/11/28 (k)	500,000	491,176
3.823%, 11/3/28	750,000	745,135
(SOFR + 2.60%), 6.534%, 1/10/29 (k)	235,000	245,362
(SOFR + 1.48%), 2.896%, 3/15/32 (k)	500,000	458,600
(United States SOFR Compounded Index + 1.58%), 5.136%, 9/22/36 (k)	440,000	437,538
Sumitomo Mitsui Financial Group, Inc.
2.174%, 1/14/27	220,000	216,000
3.364%, 7/12/27	750,000	744,033
3.352%, 10/18/27	750,000	742,722
5.800%, 7/13/28	500,000	521,143
4.306%, 10/16/28	750,000	756,454
2.472%, 1/14/29	500,000	476,341
3.040%, 7/16/29	1,000,000	959,729
2.724%, 9/27/29	350,000	331,855
5.710%, 1/13/30	320,000	336,662
2.750%, 1/15/30	400,000	376,566
2.130%, 7/8/30	750,000	682,442
5.852%, 7/13/30	500,000	530,826
1.710%, 1/12/31	500,000	439,339
2.222%, 9/17/31	1,000,000	887,434
5.766%, 1/13/33	1,500,000	1,598,554
5.776%, 7/13/33	500,000	532,510
5.808%, 9/14/33	200,000	213,776
5.632%, 1/15/35 (x)	1,000,000	1,058,971
(SOFR + 1.50%), 5.246%, 7/8/36 (k)	750,000	769,026
Synovus Bank
5.625%, 2/15/28	250,000	255,000
Toronto-Dominion Bank (The)
1.950%, 1/12/27	500,000	490,095
2.800%, 3/10/27	500,000	494,096
4.108%, 6/8/27	500,000	501,748
4.693%, 9/15/27	400,000	404,991
5.523%, 7/17/28	400,000	414,988
2.000%, 9/10/31	500,000	446,292
2.450%, 1/12/32	500,000	445,695
3.200%, 3/10/32	500,000	466,002
4.456%, 6/8/32	265,000	264,362
4.928%, 10/15/35	1,000,000	1,002,159
Truist Bank
2.250%, 3/11/30	535,000	489,887
Truist Financial Corp.
(SOFR + 1.37%), 4.123%, 6/6/28 (k)	315,000	315,769
(SOFR + 1.44%), 4.873%, 1/26/29 (k)	205,000	208,209
3.875%, 3/19/29	750,000	740,533
(SOFR + 0.86%), 1.887%, 6/7/29 (k)	375,000	355,774

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
1.950%, 6/5/30	$335,000	$302,874
(SOFR + 2.24%), 4.916%, 7/28/33 (k)	500,000	503,231
(SOFR + 1.85%), 5.122%, 1/26/34 (k)	205,000	209,039
(SOFR + 2.36%), 5.867%, 6/8/34 (k)	500,000	532,383
(SOFR + 1.92%), 5.711%, 1/24/35 (k)	2,000,000	2,106,956
(SOFR + 1.40%), 4.964%, 10/23/36 (k)	500,000	494,521
US Bancorp
(SOFR + 0.73%), 2.215%, 1/27/28 (k)	400,000	392,884
3.900%, 4/26/28	650,000	651,627
(SOFR + 1.66%), 4.548%, 7/22/28 (k)	500,000	504,043
(SOFR + 1.23%), 4.653%, 2/1/29 (k)	500,000	506,004
(SOFR + 2.02%), 5.775%, 6/12/29 (k)	500,000	519,951
1.375%, 7/22/30	600,000	530,194
(SOFR + 1.25%), 5.100%, 7/23/30 (k)	415,000	427,109
(SOFR + 1.02%), 2.677%, 1/27/33 (k)	400,000	360,858
(SOFR + 2.11%), 4.967%, 7/22/33 (k)	350,000	352,076
(SOFR + 1.60%), 4.839%, 2/1/34 (k)	500,000	503,845
(SOFR + 2.26%), 5.836%, 6/12/34 (k)	750,000	800,094
(SOFR + 1.86%), 5.678%, 1/23/35 (k)	2,000,000	2,113,483
(SOFR + 1.41%), 5.424%, 2/12/36 (k)(x)	190,000	197,836
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.95%), 2.491%, 11/3/36 (k)	1,000,000	872,052
Webster Financial Corp.
4.100%, 3/25/29	500,000	493,462
Wells Fargo & Co.
(SOFR + 1.51%), 3.526%, 3/24/28 (k)	710,000	705,420
(CME Term SOFR 3 Month + 1.57%), 3.584%, 5/22/28 (k)	8,035,000	7,981,290
(SOFR + 2.10%), 2.393%, 6/2/28 (k)	1,010,000	986,722
(SOFR + 1.98%), 4.808%, 7/25/28 (k)	665,000	672,194
(SOFR + 1.74%), 5.574%, 7/25/29 (k)	435,000	450,286
(SOFR + 0.88%), 4.078%, 9/15/29 (k)	980,000	978,873
(CME Term SOFR 3 Month + 1.43%), 2.879%, 10/30/30 (k)	1,250,000	1,189,216
(CME Term SOFR 3 Month + 1.26%), 2.572%, 2/11/31 (k)	2,625,000	2,453,020
(SOFR + 1.50%), 5.150%, 4/23/31 (k)	835,000	861,722
(SOFR + 1.50%), 3.350%, 3/2/33 (k)	2,135,000	1,993,223
(SOFR + 2.10%), 4.897%, 7/25/33 (k)	625,000	635,077
(SOFR + 2.02%), 5.389%, 4/24/34 (k)	325,000	338,114
(SOFR + 1.99%), 5.557%, 7/25/34 (k)	600,000	629,295
(SOFR + 2.06%), 6.491%, 10/23/34( k)	1,430,000	1,583,076
(SOFR + 1.78%), 5.499%, 1/23/35 (k)	2,000,000	2,088,429
(SOFR + 1.38%), 5.211%, 12/3/35(k)	285,000	291,550
(SOFR + 1.74%), 5.605%, 4/23/36 (k)	665,000	698,239
(SOFR + 1.34%), 4.892%, 9/15/36 (k)	1,500,000	1,496,217
Westpac Banking Corp.
3.350%, 3/8/27	1,250,000	1,244,435
4.043%, 8/26/27	1,500,000	1,506,909
1.953%, 11/20/28	500,000	474,366
5.050%, 4/16/29	500,000	516,497
2.650%, 1/16/30 (x)	350,000	331,557
2.150%, 6/3/31	500,000	451,722
6.820%, 11/17/33	1,250,000	1,397,452
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 2.668%, 11/15/35 (k)	2,000,000	1,808,734
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 5.618%, 11/20/35 (k)	1,400,000	1,446,255
Wintrust Financial Corp.
4.850%, 6/6/29	250,000	248,895
Zions Bancorp NA
3.250%, 10/29/29	500,000	468,893
(SOFR + 2.83%), 6.816%, 11/19/35(k)	250,000	265,308

		361,749,992

Capital Markets (2.6%)
Affiliated Managers Group, Inc.
3.300%, 6/15/30 (x)	210,000	200,273
5.500%, 8/20/34	250,000	256,425
Ameriprise Financial, Inc.
4.500%, 5/13/32	90,000	90,577
Apollo Debt Solutions BDC
5.200%, 12/8/28§	65,000	64,954
6.700%, 7/29/31	400,000	421,095
Ares Capital Corp.
7.000%, 1/15/27	110,000	112,734
2.875%, 6/15/27	500,000	489,272
2.875%, 6/15/28	500,000	477,691
5.950%, 7/15/29	315,000	323,305
5.500%, 9/1/30	250,000	251,415
5.100%, 1/15/31	300,000	296,361
3.200%, 11/15/31	500,000	443,462
Ares Strategic Income Fund
6.350%, 8/15/29	500,000	513,992
5.150%, 1/15/31§	750,000	736,069
Bank of New York Mellon Corp. (The)
2.050%, 1/26/27	400,000	392,826
3.250%, 5/16/27	700,000	695,407

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
3.850%, 4/28/28	$850,000	$851,186
(SOFR + 1.15%), 3.992%, 6/13/28 (k)	500,000	500,393
(SOFR + 1.17%), 4.543%, 2/1/29 (k)	250,000	252,857
3.850%, 4/26/29	500,000	498,680
(SOFR + 1.76%), 4.596%, 7/26/30 (k)	145,000	147,563
1.650%, 1/28/31	500,000	442,787
1.800%, 7/28/31	750,000	660,420
2.500%, 1/26/32	200,000	181,243
(SOFR + 1.23%), 5.060%, 7/22/32 (k)	300,000	310,279
(SOFR + 1.42%), 4.289%, 6/13/33 (k)	500,000	492,775
(SOFR + 1.85%), 6.474%, 10/25/34 (k)	1,000,000	1,116,345
(SOFR + 1.42%), 5.188%, 3/14/35 (k)	1,000,000	1,032,924
(SOFR + 1.35%), 5.316%, 6/6/36 (k)	140,000	145,244
Series J
1.900%, 1/25/29	500,000	471,496
(SOFR + 1.61%), 4.967%, 4/26/34 (k)	350,000	356,361
Barings BDC, Inc.
5.200%, 9/15/28	235,000	234,017
BGC Group, Inc.
8.000%, 5/25/28	500,000	533,681
6.600%, 6/10/29	185,000	192,836
BlackRock Funding, Inc.
5.000%, 3/14/34	1,000,000	1,033,539
BlackRock, Inc.
3.200%, 3/15/27	347,000	345,035
3.250%, 4/30/29	445,000	435,560
4.750%, 5/25/33	900,000	919,753
Blackstone Private Credit Fund
3.250%, 3/15/27	500,000	491,680
4.000%, 1/15/29 (x)	250,000	243,048
5.950%, 7/16/29	500,000	510,338
5.050%, 9/10/30	290,000	285,492
6.000%, 11/22/34	500,000	503,613
Blackstone Reg Finance Co. LLC
4.300%, 11/3/30	250,000	250,009
Blackstone Secured Lending Fund
2.125%, 2/15/27 (x)	500,000	486,292
2.850%, 9/30/28	500,000	472,420
5.125%, 1/31/31	250,000	246,566
Blue Owl Capital Corp.
2.875%, 6/11/28	750,000	707,360
Blue Owl Credit Income Corp.
4.700%, 2/8/27	300,000	298,671
7.950%, 6/13/28	500,000	528,575
6.600%, 9/15/29	185,000	190,013
Brookfield Asset Management Ltd.
4.653%, 11/15/30(x)	500,000	503,940
Brookfield Finance, Inc.
3.900%, 1/25/28	500,000	498,722
4.350%, 4/15/30	2,000,000	2,006,005
2.724%, 4/15/31	230,000	210,272
Carlyle Secured Lending, Inc.
5.750%, 2/15/31	210,000	206,733
Cboe Global Markets, Inc.
3.650%, 1/12/27	650,000	648,716
3.000%, 3/16/32 (x)	500,000	461,837
Charles Schwab Corp. (The)
3.200%, 3/2/27	500,000	496,519
2.450%, 3/3/27	210,000	206,862
3.300%, 4/1/27	455,000	452,146
2.000%, 3/20/28	1,200,000	1,153,850
(SOFR + 2.21%), 5.643%, 5/19/29 (k)	500,000	518,217
3.250%, 5/22/29	500,000	487,364
(SOFR + 1.88%), 6.196%, 11/17/29 (k)	280,000	296,205
2.300%, 5/13/31	750,000	678,570
2.900%, 3/3/32	280,000	256,102
(SOFR + 2.50%), 5.853%, 5/19/34 (k)	250,000	267,470
(SOFR + 2.01%), 6.136%, 8/24/34 (k)	500,000	545,011
(SOFR + 1.23%), 4.914%, 11/14/36 (k)	500,000	496,779
CI Financial Corp.
3.200%, 12/17/30	565,000	510,676
CME Group, Inc.
3.750%, 6/15/28	350,000	350,192
2.650%, 3/15/32	355,000	324,320
Deutsche Bank AG
5.371%, 9/9/27	500,000	511,573
(SOFR + 1.32%), 2.552%, 1/7/28 (k)	1,000,000	982,675
(SOFR + 3.18%), 6.720%, 1/18/29 (k)	150,000	156,921
5.414%, 5/10/29	280,000	290,449
(SOFR + 1.30%), 4.950%, 8/4/31 (k)	2,000,000	2,021,175
(SOFR + 3.04%), 3.547%, 9/18/31 (k)	2,355,000	2,242,628
(SOFR + 1.10%), 4.469%, 12/10/31 (k)	150,000	149,477
(SOFR + 3.65%), 7.079%, 2/10/34 (k)	225,000	247,210
(SOFR + 2.05%), 5.403%, 9/11/35 (k)	220,000	224,344
Eaton Vance Corp.
3.500%, 4/6/27	250,000	248,573
Franklin Resources, Inc.
1.600%, 10/30/30 (x)	600,000	532,263
FS KKR Capital Corp.
2.625%, 1/15/27	500,000	486,656
3.250%, 7/15/27 (x)	500,000	482,961
3.125%, 10/12/28	300,000	276,663
Goldman Sachs BDC, Inc.
5.650%, 9/9/30	160,000	160,454
Goldman Sachs Group, Inc. (The)
(SOFR + 1.11%), 2.640%, 2/24/28 (k)	455,000	447,976
(SOFR + 1.85%), 3.615%, 3/15/28 (k)	1,000,000	994,700
(CME Term SOFR 3 Month + 1.77%), 3.691%, 6/5/28 (k)	1,000,000	994,854
(CME Term SOFR 3 Month + 1.56%), 4.223%, 5/1/29 (k)	2,000,000	2,004,209

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
2.600%, 2/7/30	$6,515,000	$6,117,323
(SOFR + 1.27%), 5.727%, 4/25/30 (k)	300,000	313,503
(SOFR + 1.21%), 5.049%, 7/23/30 (k)	345,000	353,688
(SOFR + 1.09%), 1.992%, 1/27/32 (k)	570,000	505,165
(SOFR + 1.28%), 2.615%, 4/22/32 (k)	1,070,000	975,799
(SOFR + 1.25%), 2.383%, 7/21/32 (k)	2,140,000	1,916,875
(SOFR + 1.26%), 2.650%, 10/21/32 (k)	720,000	649,605
(SOFR + 1.41%), 3.102%, 2/24/33 (k)	1,000,000	921,128
(SOFR + 1.95%), 6.561%, 10/24/34 (k)	3,000,000	3,345,080
(SOFR + 1.55%), 5.851%, 4/25/35 (k)	1,000,000	1,063,385
(SOFR + 1.55%), 5.330%, 7/23/35 (k)	1,500,000	1,540,484
(SOFR + 1.42%), 5.016%, 10/23/35 (k)	1,790,000	1,798,424
(SOFR + 1.38%), 5.536%, 1/28/36 (k)	525,000	546,185
(SOFR + 1.33%), 4.939%, 10/21/36 (k)	625,000	621,048
Goldman Sachs Private Credit Corp.
5.375%, 1/31/29§	125,000	125,519
5.875%, 1/31/31§	125,000	125,057
Golub Capital BDC, Inc.
2.050%, 2/15/27	500,000	484,991
Hercules Capital, Inc.
3.375%, 1/20/27	335,000	330,347
HPS Corporate Lending Fund
6.250%, 9/30/29	500,000	517,736
5.450%, 11/15/30§	500,000	496,960
Intercontinental Exchange, Inc.
4.000%, 9/15/27 (x)	600,000	601,340
3.750%, 9/21/28	535,000	532,584
4.350%, 6/15/29	250,000	252,231
4.200%, 3/15/31	500,000	500,020
5.250%, 6/15/31	275,000	287,931
Jefferies Financial Group, Inc.
4.850%, 1/15/27	665,000	669,226
5.875%, 7/21/28	270,000	280,667
2.625%, 10/15/31	1,500,000	1,328,554
Lazard Group LLC
4.500%, 9/19/28	350,000	352,228
4.375%, 3/11/29	500,000	501,623
LPL Holdings, Inc.
5.650%, 3/15/35	500,000	512,367
Main Street Capital Corp.
6.500%, 6/4/27	65,000	66,336
Moody’s Corp.
2.000%, 8/19/31	1,250,000	1,109,403
4.250%, 8/8/32	250,000	246,891
Morgan Stanley
3.625%, 1/20/27	4,000,000	3,989,386
(SOFR + 1.00%), 2.475%, 1/21/28 (k)	1,035,000	1,018,068
(SOFR + 1.61%), 4.210%, 4/20/28 (k)	870,000	871,706
(SOFR + 2.24%), 6.296%, 10/18/28 (k)	1,000,000	1,037,859
(CME Term SOFR 3 Month + 1.40%), 3.772%, 1/24/29 (k)	1,800,000	1,788,274
(SOFR + 1.73%), 5.123%, 2/1/29 (k)	500,000	510,367
(SOFR + 1.59%), 5.164%, 4/20/29 (k)	765,000	782,477
(SOFR + 1.63%), 5.449%, 7/20/29 (k)	430,000	443,745
(CME Term SOFR 3 Month + 1.89%), 4.431%, 1/23/30 (k)	950,000	955,134
(SOFR + 1.26%), 5.656%, 4/18/30 (k)	665,000	693,335
(SOFR + 1.22%), 5.042%, 7/19/30 (k)	225,000	230,744
(SOFR + 1.14%), 2.699%, 1/22/31 (k)	4,140,000	3,883,960
(SOFR + 3.12%), 3.622%, 4/1/31 (k)	2,000,000	1,943,515
(SOFR + 1.18%), 2.239%, 7/21/32 (k)	2,000,000	1,774,757
(SOFR + 1.20%), 2.511%, 10/20/32 (k)	925,000	830,311
(SOFR + 1.29%), 2.943%, 1/21/33 (k)	820,000	748,116
(SOFR + 2.08%), 4.889%, 7/20/33 (k)	750,000	760,860
(SOFR + 2.56%), 6.342%, 10/18/33 (k)	925,000	1,014,220
(SOFR + 1.87%), 5.250%, 4/21/34 (k)	910,000	937,257
(SOFR + 1.88%), 5.424%, 7/21/34 (k)	560,000	582,993
(SOFR + 1.73%), 5.466%, 1/18/35 (k)	2,000,000	2,079,905
(SOFR + 1.58%), 5.831%, 4/19/35 (k)	1,500,000	1,594,310
(SOFR + 1.42%), 5.587%, 1/18/36 (k)	625,000	653,420
(SOFR + 1.76%), 5.664%, 4/17/36 (k)	400,000	420,186
(SOFR + 1.36%), 2.484%, 9/16/36 (k)	1,250,000	1,097,849
(SOFR + 2.62%), 5.297%, 4/20/37 (k)	785,000	797,448
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.948%, 1/19/38 (k)	500,000	527,011
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.942%, 2/7/39 (k)	3,000,000	3,143,894
Series I
(SOFR + 1.31%), 4.892%, 10/22/36 (k)	250,000	247,889
Morgan Stanley Direct Lending Fund
6.150%, 5/17/29	115,000	118,305

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Nasdaq, Inc.
5.350%, 6/28/28	$225,000	$232,142
1.650%, 1/15/31	750,000	663,741
5.550%, 2/15/34 (x)	2,000,000	2,101,488
Nomura Holdings, Inc.
2.329%, 1/22/27	500,000	491,279
5.386%, 7/6/27 (x)	500,000	509,447
5.842%, 1/18/28	200,000	206,531
6.070%, 7/12/28	500,000	521,990
2.710%, 1/22/29	500,000	477,586
3.103%, 1/16/30	750,000	713,257
2.679%, 7/16/30	1,000,000	925,749
2.608%, 7/14/31	685,000	617,905
2.999%, 1/22/32	500,000	453,670
6.181%, 1/18/33	200,000	215,932
6.087%, 7/12/33	500,000	538,969
North Haven Private Income Fund LLC
5.125%, 9/25/28§	105,000	104,596
Northern Trust Corp.
4.000%, 5/10/27	335,000	336,108
3.650%, 8/3/28	500,000	497,300
3.150%, 5/3/29	500,000	487,501
1.950%, 5/1/30	560,000	512,489
3.375%, 5/8/32	468,000	461,159
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.05%), 5.117%, 11/19/40 (k)	295,000	294,259
Oaktree Specialty Lending Corp.
2.700%, 1/15/27	500,000	488,595
7.100%, 2/15/29	500,000	514,375
Oaktree Strategic Credit Fund
6.500%, 7/23/29	120,000	123,376
Raymond James Financial, Inc.
4.900%, 9/11/35	245,000	244,175
S&P Global, Inc.
2.450%, 3/1/27	235,000	231,223
2.700%, 3/1/29	500,000	480,536
1.250%, 8/15/30	975,000	855,802
2.900%, 3/1/32	350,000	323,003
5.250%, 9/15/33	635,000	666,543
4.800%, 12/4/35§	175,000	174,845
Sixth Street Lending Partners
6.500%, 3/11/29 (x)	355,000	367,681
Sixth Street Specialty Lending, Inc.
6.950%, 8/14/28	355,000	371,918
Stifel Financial Corp.
4.000%, 5/15/30	500,000	487,684
UBS AG
5.650%, 9/11/28	500,000	521,771

		129,848,807

Consumer Finance (1.6%)
AerCap Ireland Capital DAC
3.650%, 7/21/27	1,000,000	993,650
4.625%, 10/15/27	500,000	503,951
3.875%, 1/23/28	500,000	497,158
5.750%, 6/6/28	210,000	217,315
3.000%, 10/29/28	390,000	377,579
4.625%, 9/10/29	1,500,000	1,515,182
6.150%, 9/30/30	365,000	390,263
4.375%, 11/15/30	150,000	149,441
4.950%, 9/10/34	335,000	334,531
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.950%, 3/10/55 (k)	2,000,000	2,095,000
Ally Financial, Inc.
4.750%, 6/9/27	500,000	504,598
2.200%, 11/2/28	250,000	235,521
(SOFR + 3.26%), 6.992%, 6/13/29 (k)	625,000	658,838
(SOFR + 1.78%), 5.548%, 7/31/33 (k)	500,000	504,533
(SOFR + 2.29%), 6.184%, 7/26/35 (k)	1,000,000	1,036,527
American Express Co.
2.550%, 3/4/27	335,000	330,314
3.300%, 5/3/27	1,150,000	1,142,925
(SOFR + 0.93%), 5.043%, 7/26/28 (k)	375,000	381,124
4.050%, 5/3/29	335,000	335,908
(United States SOFR Compounded Index + 1.28%), 5.282%, 7/27/29 (k)	500,000	514,697
(United States SOFR Compounded Index + 1.09%), 5.532%, 4/25/30 (k)	500,000	521,431
(SOFR + 1.94%), 6.489%, 10/30/31 (k)	335,000	366,089
(SOFR + 2.26%), 4.989%, 5/26/33 (k)	265,000	269,112
(SOFR + 1.22%), 4.918%, 7/20/33 (k)	1,170,000	1,190,595
(SOFR + 1.84%), 5.043%, 5/1/34 (k)	750,000	769,544
(SOFR + 1.42%), 5.284%, 7/26/35 (k)(x)	1,500,000	1,542,012
(United States SOFR Compounded Index + 1.32%), 5.442%, 1/30/36 (k)	185,000	192,416
(SOFR + 1.79%), 5.667%, 4/25/36 (k)	135,000	142,370
(SOFR + 1.24%), 4.804%, 10/24/36 (k)	750,000	740,833
American Honda Finance Corp.
2.350%, 1/8/27	500,000	492,287
4.550%, 7/9/27	290,000	292,603
4.700%, 1/12/28	350,000	354,552
5.125%, 7/7/28	500,000	512,661
4.600%, 4/17/30	500,000	505,636
4.500%, 9/4/30	500,000	501,896
5.850%, 10/4/30	440,000	467,501
1.800%, 1/13/31	350,000	308,777
5.050%, 7/10/31	500,000	513,604
5.150%, 7/9/32	350,000	359,761
4.900%, 1/10/34	1,000,000	1,002,709
5.200%, 3/5/35	500,000	506,920
Andrew W Mellon Foundation (The)
Series 2020 0.947%, 8/1/27	300,000	286,612
Capital One Financial Corp.
4.100%, 2/9/27	565,000	565,314
3.750%, 3/9/27	1,150,000	1,146,323

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
3.650%, 5/11/27	$500,000	$497,462
3.800%, 1/31/28	1,000,000	994,377
(SOFR + 2.06%), 4.927%, 5/10/28 (k)	500,000	505,883
(SOFR + 2.64%), 6.312%, 6/8/29 (k)	335,000	351,504
(SOFR + 1.79%), 3.273%, 3/1/30 (k)	500,000	484,970
(SOFR + 2.60%), 5.247%, 7/26/30 (k)	500,000	516,087
(SOFR + 1.56%), 5.463%, 7/26/30 (k)	200,000	207,294
(SOFR + 3.07%), 7.624%, 10/30/31 (k)	715,000	808,085
(SOFR + 1.34%), 2.359%, 7/29/32 (k)	1,000,000	874,730
(SOFR + 1.27%), 2.618%, 11/2/32 (k)	1,000,000	894,502
(SOFR + 2.37%), 5.268%, 5/10/33 (k)	500,000	512,680
(SOFR + 2.60%), 5.817%, 2/1/34 (k)	500,000	523,524
(SOFR + 2.86%), 6.377%, 6/8/34 (k)	335,000	362,930
(United States SOFR Compounded Index + 3.37%), 7.964%, 11/2/34 (k)	1,000,000	1,178,864
(SOFR + 2.04%), 6.183%, 1/30/36 (k)	200,000	209,082
(SOFR + 1.63%), 5.197%, 9/11/36 (k)	280,000	278,448
Caterpillar Financial Services Corp.
1.700%, 1/8/27	355,000	347,754
3.600%, 8/12/27	500,000	499,327
3.950%, 11/14/28	300,000	300,838
4.700%, 11/15/29	2,000,000	2,050,506
Ford Motor Credit Co. LLC
5.800%, 3/8/29	2,000,000	2,040,000
6.050%, 3/5/31	3,000,000	3,075,000
6.054%, 11/5/31	1,000,000	1,023,880
7.122%, 11/7/33	2,805,000	3,012,149
6.125%, 3/8/34	3,000,000	3,060,270
General Motors Financial Co., Inc.
4.350%, 1/17/27	835,000	836,158
2.350%, 2/26/27	500,000	490,009
5.000%, 4/9/27	450,000	454,759
3.850%, 1/5/28	500,000	497,279
6.000%, 1/9/28	200,000	206,727
2.400%, 4/10/28	600,000	577,625
5.800%, 6/23/28	500,000	518,094
2.400%, 10/15/28	500,000	476,995
4.200%, 10/27/28	145,000	145,312
5.650%, 1/17/29	350,000	362,554
4.300%, 4/6/29	500,000	498,948
5.850%, 4/6/30	295,000	310,096
2.350%, 1/8/31	500,000	449,106
2.700%, 6/10/31	750,000	679,470
5.600%, 6/18/31	155,000	161,565
6.400%, 1/9/33	700,000	754,945
6.100%, 1/7/34	1,000,000	1,060,944
5.450%, 9/6/34	220,000	223,425
5.900%, 1/7/35	500,000	520,876
6.150%, 7/15/35	1,000,000	1,054,881
John Deere Capital Corp.
2.350%, 3/8/27	250,000	245,880
1.750%, 3/9/27	175,000	170,986
2.800%, 9/8/27	400,000	393,953
3.050%, 1/6/28	500,000	493,326
4.750%, 1/20/28	530,000	539,882
4.900%, 3/3/28	300,000	306,952
4.950%, 7/14/28	785,000	806,120
3.450%, 3/7/29	270,000	266,404
4.850%, 6/11/29	500,000	514,207
2.800%, 7/18/29	325,000	312,664
4.850%, 10/11/29	500,000	515,999
2.450%, 1/9/30	290,000	274,204
4.700%, 6/10/30	415,000	425,543
4.350%, 9/15/32	375,000	376,300
5.100%, 4/11/34	1,000,000	1,032,315
Series I 5.150%, 9/8/33	500,000	524,225
Series MTN1 5.050%, 6/12/34	1,000,000	1,031,240
PACCAR Financial Corp.
2.000%, 2/4/27	350,000	343,246
4.600%, 1/10/28	100,000	101,825
4.950%, 8/10/28	500,000	514,180
Series R 4.000%, 11/7/28	225,000	225,923
Synchrony Financial
3.950%, 12/1/27	1,500,000	1,494,209
5.150%, 3/19/29	250,000	253,318
2.875%, 10/28/31	250,000	224,285
(SOFR + 2.07%), 6.000%, 7/29/36 (k)	65,000	66,746
Toyota Motor Credit Corp.
1.150%, 8/13/27	590,000	565,876
3.050%, 1/11/28	500,000	492,938
4.625%, 1/12/28	320,000	324,821
1.900%, 4/6/28	600,000	575,446
5.250%, 9/11/28	750,000	775,881
3.650%, 1/8/29	500,000	495,382
5.050%, 5/16/29	500,000	515,144
4.450%, 6/29/29	500,000	506,000
2.150%, 2/13/30 (x)	500,000	464,178
4.550%, 5/17/30	750,000	762,518
1.650%, 1/10/31	550,000	485,752
2.400%, 1/13/32	500,000	448,295
4.700%, 1/12/33 (x)	350,000	354,615
4.800%, 1/5/34	1,500,000	1,530,073
5.350%, 1/9/35	300,000	314,896

		81,226,274

Financial Services (0.5%)
Apollo Global Management, Inc.
5.150%, 8/12/35	590,000	591,342
Block Financial LLC
2.500%, 7/15/28	350,000	333,597
3.875%, 8/15/30	230,000	221,380
Corebridge Financial, Inc.
6.050%, 9/15/33	1,165,000	1,237,401

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Fidelity National Information Services, Inc.
1.650%, 3/1/28	$215,000	$203,917
5.100%, 7/15/32 (x)	500,000	511,095
Fiserv, Inc.
2.250%, 6/1/27	1,000,000	973,417
5.375%, 8/21/28	500,000	512,428
4.200%, 10/1/28	465,000	464,050
3.500%, 7/1/29	890,000	863,882
2.650%, 6/1/30	1,500,000	1,383,302
5.600%, 3/2/33	225,000	232,557
5.625%, 8/21/33	500,000	516,325
5.150%, 8/12/34	500,000	496,236
5.250%, 8/11/35	290,000	289,140
Global Payments, Inc.
2.150%, 1/15/27	500,000	489,981
4.950%, 8/15/27	315,000	318,686
4.450%, 6/1/28	500,000	500,039
5.300%, 8/15/29	300,000	306,846
2.900%, 5/15/30	235,000	217,685
2.900%, 11/15/31	500,000	447,659
5.400%, 8/15/32	500,000	508,913
5.550%, 11/15/35	750,000	746,015
HA Sustainable Infrastructure Capital, Inc.
6.375%, 7/1/34	125,000	127,219
Jackson Financial, Inc.
5.170%, 6/8/27	280,000	283,365
5.670%, 6/8/32	250,000	259,507
Mastercard, Inc.
3.500%, 2/26/28	140,000	139,407
4.875%, 3/9/28	355,000	363,466
2.950%, 6/1/29	700,000	678,194
2.000%, 11/18/31	500,000	443,683
National Rural Utilities Cooperative Finance Corp.
3.050%, 4/25/27	350,000	346,103
3.400%, 2/7/28 (x)	500,000	495,148
4.800%, 3/15/28	145,000	147,523
5.050%, 9/15/28	1,250,000	1,281,517
3.900%, 11/1/28	250,000	249,492
5.150%, 6/15/29	500,000	516,562
4.300%, 12/10/30	100,000	100,183
5.800%, 1/15/33	165,000	176,843
5.000%, 8/15/34	600,000	610,714
Series D 4.150%, 8/25/28	155,000	155,765
ORIX Corp.
3.700%, 7/18/27	400,000	397,889
5.000%, 9/13/27	200,000	203,288
2.250%, 3/9/31	350,000	314,708
4.000%, 4/13/32	250,000	242,295
5.200%, 9/13/32	200,000	206,614
5.400%, 2/25/35	200,000	205,965
PayPal Holdings, Inc.
3.900%, 6/1/27	180,000	180,243
2.300%, 6/1/30	1,000,000	926,523
4.400%, 6/1/32	500,000	500,011
Private Export Funding Corp.
4.500%, 2/7/27§	625,000	630,410
Synchrony Bank
5.625%, 8/23/27	250,000	255,068
Visa, Inc.
0.750%, 8/15/27	465,000	444,717
2.750%, 9/15/27	300,000	296,384
Voya Financial, Inc.
5.000%, 9/20/34	110,000	109,233
Western Union Co. (The)
2.750%, 3/15/31 (x)	350,000	318,535
Woodside Finance Ltd.
5.100%, 9/12/34	1,000,000	988,254
6.000%, 5/19/35	500,000	519,971

		25,480,692

Insurance (0.8%)
Alleghany Corp.
3.625%, 5/15/30	500,000	487,678
Allstate Corp. (The)
5.050%, 6/24/29	125,000	129,218
1.450%, 12/15/30	300,000	261,308
5.250%, 3/30/33	390,000	405,689
American Financial Group, Inc.
5.000%, 9/23/35	65,000	63,774
American International Group, Inc.
5.125%, 3/27/33	665,000	684,084
5.450%, 5/7/35	125,000	130,285
American National Group, Inc.
6.000%, 7/15/35	500,000	507,511
Aon Corp.
2.850%, 5/28/27	180,000	177,230
4.500%, 12/15/28	650,000	657,355
3.750%, 5/2/29	350,000	346,139
2.800%, 5/15/30	500,000	472,153
2.050%, 8/23/31	750,000	661,804
2.600%, 12/2/31	355,000	321,192
5.000%, 9/12/32	500,000	512,187
Aon North America, Inc.
5.450%, 3/1/34	750,000	779,822
Arthur J Gallagher & Co.
5.500%, 3/2/33	315,000	328,239
Assurant, Inc.
4.900%, 3/27/28	250,000	253,562
2.650%, 1/15/32	500,000	443,534
Assured Guaranty US Holdings, Inc.
6.125%, 9/15/28	185,000	194,279
Athene Holding Ltd.
4.125%, 1/12/28	750,000	748,981
AXIS Specialty Finance LLC
3.900%, 7/15/29	250,000	247,491
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.900%, 1/15/40 (k)	200,000	192,000
AXIS Specialty Finance plc
4.000%, 12/6/27	500,000	499,116
Berkshire Hathaway Finance Corp.
2.300%, 3/15/27	500,000	492,565
1.850%, 3/12/30	165,000	151,554
1.450%, 10/15/30	395,000	351,850
2.875%, 3/15/32	500,000	465,979
Brighthouse Financial, Inc.
3.700%, 6/22/27	2,000,000	1,975,892

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
5.625%, 5/15/30	$145,000	$147,056
Brown & Brown, Inc.
4.500%, 3/15/29	300,000	299,115
4.200%, 3/17/32	325,000	313,752
5.550%, 6/23/35	250,000	256,744
Chubb INA Holdings LLC
4.650%, 8/15/29	400,000	408,913
1.375%, 9/15/30	1,665,000	1,465,603
4.900%, 8/15/35	415,000	417,505
CNA Financial Corp.
3.450%, 8/15/27	500,000	495,570
3.900%, 5/1/29	210,000	207,890
2.050%, 8/15/30	170,000	152,877
5.200%, 8/15/35	250,000	251,025
Enstar Group Ltd.
4.950%, 6/1/29	350,000	352,615
F&G Annuities & Life, Inc.
6.500%, 6/4/29	85,000	88,510
6.250%, 10/4/34	315,000	320,823
Fairfax Financial Holdings Ltd.
4.850%, 4/17/28	250,000	253,367
4.625%, 4/29/30	750,000	752,400
3.375%, 3/3/31(x)	355,000	335,053
5.625%, 8/16/32	250,000	261,083
6.000%, 12/7/33	500,000	530,627
Fidelity National Financial, Inc.
4.500%, 8/15/28	475,000	477,921
3.400%, 6/15/30	300,000	285,904
First American Financial Corp.
4.000%, 5/15/30(x)	180,000	174,114
2.400%, 8/15/31	315,000	274,760
5.450%, 9/30/34	100,000	100,341
Globe Life, Inc.
4.550%, 9/15/28	500,000	504,559
2.150%, 8/15/30	500,000	452,288
4.800%, 6/15/32	150,000	151,213
Hanover Insurance Group, Inc. (The)
5.500%, 9/1/35	105,000	106,622
Hartford Insurance Group, Inc. (The)
2.800%, 8/19/29	535,000	511,257
Horace Mann Educators Corp.
4.700%, 10/1/30	125,000	123,953
Kemper Corp.
2.400%, 9/30/30 (x)	500,000	447,808
3.800%, 2/23/32	500,000	460,622
Lincoln National Corp.
3.400%, 3/1/32	750,000	695,308
5.350%, 11/15/35	145,000	146,418
Loews Corp.
3.200%, 5/15/30	60,000	57,399
Manulife Financial Corp.
2.484%, 5/19/27 (x)	350,000	343,233
(USD ICE Swap Rate 5 Year + 1.65%), 4.061%, 2/24/32 (k)	750,000	747,279
3.703%, 3/16/32	500,000	478,981
Markel Group, Inc.
3.500%, 11/1/27	350,000	347,262
3.350%, 9/17/29	90,000	87,070
Marsh & McLennan Cos., Inc.
4.375%, 3/15/29	700,000	707,484
2.375%, 12/15/31	340,000	304,978
5.400%, 9/15/33 (x)	1,350,000	1,417,555
Mercury General Corp.
4.400%, 3/15/27	300,000	299,583
MetLife, Inc.
5.375%, 7/15/33	200,000	210,789
PartnerRe Finance B LLC
3.700%, 7/2/29	350,000	341,711
Principal Financial Group, Inc.
3.700%, 5/15/29	375,000	368,829
2.125%, 6/15/30	750,000	683,154
5.375%, 3/15/33 (x)	140,000	146,146
Progressive Corp. (The)
2.500%, 3/15/27	290,000	285,449
3.000%, 3/15/32	350,000	323,297
Prudential Financial, Inc.
3.878%, 3/27/28	650,000	649,597
2.100%, 3/10/30	235,000	217,947
4.500%, 9/15/47	1,075,000	1,061,353
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.125%, 3/1/52 (k)	175,000	173,250
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.000%, 9/1/52 (k)	350,000	360,500
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.500%, 3/15/54 (k)	750,000	789,375
Prudential Funding Asia plc
3.125%, 4/14/30	1,500,000	1,438,041
3.625%, 3/24/32	500,000	473,935
Reinsurance Group of America, Inc.
3.900%, 5/15/29	175,000	172,829
3.150%, 6/15/30 (x)	175,000	165,841
RenaissanceRe Finance, Inc.
3.450%, 7/1/27	195,000	193,182
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29	500,000	488,195
Travelers Cos., Inc. (The)
5.050%, 7/24/35	75,000	76,232
Unum Group
4.000%, 6/15/29	180,000	177,952
Willis North America, Inc.
4.650%, 6/15/27	200,000	201,413
4.500%, 9/15/28	500,000	503,633
2.950%, 9/15/29	540,000	513,883
5.350%, 5/15/33	500,000	515,535

		40,488,979

Total Financials		638,794,744

Health Care (2.6%)
Biotechnology (0.4%)
AbbVie, Inc.
3.200%, 11/21/29 (x)	1,790,000	1,736,171
5.050%, 3/15/34	4,000,000	4,118,953
5.200%, 3/15/35	500,000	517,385
Amgen, Inc.
2.200%, 2/21/27	705,000	691,217

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
3.200%, 11/2/27	$1,250,000	$1,234,076
5.150%, 3/2/28	800,000	818,848
1.650%, 8/15/28	600,000	565,326
3.000%, 2/22/29	290,000	281,034
4.050%, 8/18/29	500,000	499,847
2.450%, 2/21/30	950,000	887,179
5.250%, 3/2/30	600,000	621,897
3.350%, 2/22/32	290,000	273,181
4.200%, 3/1/33	500,000	488,212
5.250%, 3/2/33	730,000	755,689
Biogen, Inc.
2.250%, 5/1/30	735,000	675,252
5.750%, 5/15/35 (x)	140,000	147,519
Gilead Sciences, Inc.
1.200%, 10/1/27	235,000	225,156
1.650%, 10/1/30	2,790,000	2,494,643
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30	850,000	757,973

		17,789,558

Health Care Equipment & Supplies (0.2%)
Abbott Laboratories
1.150%, 1/30/28	170,000	161,504
1.400%, 6/30/30	160,000	142,998
Baxter International, Inc.
1.915%, 2/1/27	500,000	487,988
2.272%, 12/1/28	500,000	472,542
5.650%, 12/15/35	415,000	420,816
Becton Dickinson & Co.
3.700%, 6/6/27	1,467,000	1,460,215
4.693%, 2/13/28	375,000	380,053
2.823%, 5/20/30	355,000	334,815
1.957%, 2/11/31	665,000	592,004
4.298%, 8/22/32	105,000	103,322
DH Europe Finance II Sarl
2.600%, 11/15/29	315,000	298,698
Edwards Lifesciences Corp.
4.300%, 6/15/28	750,000	754,487
GE HealthCare Technologies, Inc.
4.800%, 8/14/29	1,000,000	1,022,200
5.500%, 6/15/35	250,000	259,930
4.950%, 12/15/35	235,000	234,853
Smith & Nephew plc
2.032%, 10/14/30	500,000	449,654
Solventum Corp.
5.600%, 3/23/34	1,000,000	1,043,112
STERIS Irish FinCo. UnLtd. Co.
2.700%, 3/15/31	430,000	396,925
Stryker Corp.
3.650%, 3/7/28	600,000	595,817
1.950%, 6/15/30	500,000	454,205
4.625%, 9/11/34	500,000	497,044
5.200%, 2/10/35	235,000	241,734
Zimmer Biomet Holdings, Inc.
2.600%, 11/24/31	500,000	451,812
5.500%, 2/19/35	500,000	518,872

		11,775,600

Health Care Providers & Services (1.0%)
Adventist Health System
Series 2025
4.742%, 12/1/30	125,000	125,368
Advocate Health & Hospitals Corp.
3.829%, 8/15/28	100,000	99,661
Series 2020 2.211%, 6/15/30	150,000	138,123
Ascension Health
Series 2025 4.923%, 11/15/35	750,000	752,809
Banner Health
2.338%, 1/1/30	190,000	177,119
Baylor Scott & White Holdings
Series 2021 1.777%, 11/15/30	50,000	44,759
Bon Secours Mercy Health, Inc.
Series 2018 4.302%, 7/1/28	125,000	125,586
Cardinal Health, Inc.
3.410%, 6/15/27	1,250,000	1,239,760
5.350%, 11/15/34	750,000	773,012
Cencora, Inc.
3.450%, 12/15/27	400,000	396,530
2.800%, 5/15/30	750,000	706,511
2.700%, 3/15/31	600,000	553,057
Cigna Group (The)
4.375%, 10/15/28	1,340,000	1,350,873
2.400%, 3/15/30	2,350,000	2,180,943
2.375%, 3/15/31	450,000	407,081
4.875%, 9/15/32	355,000	359,665
5.400%, 3/15/33	500,000	521,178
CommonSpirit Health
6.073%, 11/1/27	390,000	402,538
3.347%, 10/1/29	185,000	178,713
2.782%, 10/1/30	340,000	316,815
4.975%, 9/1/35	425,000	420,057
CVS Health Corp.
1.300%, 8/21/27	1,500,000	1,434,511
4.300%, 3/25/28	2,587,000	2,596,491
5.000%, 1/30/29	180,000	183,717
5.400%, 6/1/29	335,000	346,656
3.250%, 8/15/29	335,000	323,119
5.125%, 2/21/30	400,000	411,072
1.750%, 8/21/30	2,000,000	1,776,460
5.250%, 1/30/31	180,000	185,828
5.550%, 6/1/31	2,000,000	2,093,590
5.250%, 2/21/33	400,000	412,125
5.300%, 6/1/33	195,000	201,454
Elevance Health, Inc.
3.650%, 12/1/27	715,000	711,912
4.000%, 9/15/28	465,000	464,093
5.150%, 6/15/29	310,000	319,678
2.875%, 9/15/29	200,000	190,346
2.250%, 5/15/30	165,000	151,478
2.550%, 3/15/31	750,000	685,543
4.100%, 5/15/32	1,000,000	973,749
4.600%, 9/15/32	500,000	499,141
4.750%, 2/15/33	500,000	502,065
HCA, Inc.
4.500%, 2/15/27	820,000	821,728
3.125%, 3/15/27	235,000	232,478
5.200%, 6/1/28	2,500,000	2,560,245
3.375%, 3/15/29	335,000	326,510
4.125%, 6/15/29	525,000	523,436

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
2.375%, 7/15/31	$750,000	$672,042
3.625%, 3/15/32	500,000	472,917
5.450%, 9/15/34	1,000,000	1,030,758
5.750%, 3/1/35	200,000	209,960
4.900%, 11/15/35	415,000	409,566
Humana, Inc.
1.350%, 2/3/27	540,000	523,460
3.950%, 3/15/27	375,000	373,915
5.750%, 3/1/28	200,000	205,968
3.700%, 3/23/29	625,000	613,641
3.125%, 8/15/29	625,000	599,433
5.375%, 4/15/31	750,000	774,918
5.875%, 3/1/33	200,000	210,252
Kaiser Foundation Hospitals
3.150%, 5/1/27	375,000	371,878
McKesson Corp.
5.250%, 5/30/35	750,000	774,744
Quest Diagnostics, Inc.
6.400%, 11/30/33	140,000	154,986
Sutter Health
Series 20A
2.294%, 8/15/30	415,000	381,793
UnitedHealth Group, Inc.
3.450%, 1/15/27	750,000	746,935
3.700%, 5/15/27	350,000	349,225
2.950%, 10/15/27	1,000,000	985,336
5.250%, 2/15/28	715,000	734,485
3.875%, 12/15/28	250,000	249,960
4.250%, 1/15/29	500,000	503,109
4.000%, 5/15/29	390,000	389,401
2.875%, 8/15/29	770,000	738,349
2.000%, 5/15/30	395,000	360,511
2.300%, 5/15/31	750,000	676,793
4.950%, 1/15/32	500,000	512,311
4.200%, 5/15/32	315,000	311,584
4.500%, 4/15/33	500,000	496,628
5.150%, 7/15/34 (x)	2,000,000	2,053,098
5.300%, 6/15/35 (x)	205,000	212,265
Universal Health Services, Inc.
5.050%, 10/15/34	245,000	240,739

		47,538,543

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
2.750%, 9/15/29	175,000	166,966
2.100%, 6/4/30	290,000	264,901
2.300%, 3/12/31	750,000	678,590
4.750%, 9/9/34	300,000	299,368
Illumina, Inc.
4.750%, 12/12/30	250,000	252,496
2.550%, 3/23/31 (x)	225,000	203,902
Revvity, Inc.
3.300%, 9/15/29	625,000	601,758
2.550%, 3/15/31	415,000	374,976
2.250%, 9/15/31	355,000	312,934
Thermo Fisher Scientific, Inc.
1.750%, 10/15/28	890,000	839,587
4.977%, 8/10/30	500,000	517,881
5.086%, 8/10/33	700,000	725,937
4.794%, 10/7/35	525,000	527,177

		5,766,473

Pharmaceuticals (0.9%)
Astrazeneca Finance LLC
4.875%, 3/3/28	500,000	510,823
1.750%, 5/28/28	400,000	381,269
4.900%, 3/3/30 (x)	500,000	515,966
2.250%, 5/28/31	325,000	295,544
4.875%, 3/3/33	500,000	516,169
5.000%, 2/26/34	3,000,000	3,098,976
Bristol-Myers Squibb Co.
1.125%, 11/13/27	600,000	572,569
3.400%, 7/26/29	773,000	758,516
1.450%, 11/13/30	355,000	314,736
5.900%, 11/15/33	665,000	727,228
5.200%, 2/22/34	3,000,000	3,124,914
Eli Lilly & Co.
3.375%, 3/15/29	258,000	254,269
4.750%, 2/12/30	1,000,000	1,026,960
4.250%, 3/15/31	500,000	502,992
4.550%, 10/15/32	355,000	360,254
4.700%, 2/9/34	2,000,000	2,030,323
4.600%, 8/14/34	355,000	356,248
5.100%, 2/12/35	1,000,000	1,034,369
GlaxoSmithKline Capital, Inc.
3.875%, 5/15/28	500,000	500,229
Johnson & Johnson
2.950%, 3/3/27	500,000	496,381
0.950%, 9/1/27	625,000	598,622
4.700%, 3/1/30	1,000,000	1,031,270
1.300%, 9/1/30 (x)	705,000	627,289
4.900%, 6/1/31	2,315,000	2,417,440
Merck & Co., Inc.
1.700%, 6/10/27	600,000	583,861
4.050%, 5/17/28	250,000	251,766
1.900%, 12/10/28	300,000	284,328
3.400%, 3/7/29	750,000	737,841
4.300%, 5/17/30	500,000	504,638
1.450%, 6/24/30	895,000	799,957
2.150%, 12/10/31	570,000	507,802
4.500%, 5/17/33	295,000	297,803
4.950%, 9/15/35	625,000	635,326
4.750%, 12/4/35	295,000	294,392
Novartis Capital Corp.
2.000%, 2/14/27	750,000	736,526
3.100%, 5/17/27	1,000,000	991,803
4.200%, 9/18/34	1,250,000	1,222,356
4.600%, 11/5/35	500,000	495,773
Pfizer Investment Enterprises Pte. Ltd.
4.450%, 5/19/28	2,000,000	2,027,388
4.650%, 5/19/30	1,500,000	1,529,422
4.750%, 5/19/33	1,195,000	1,208,037
Pfizer, Inc.
3.600%, 9/15/28	1,350,000	1,347,021
3.450%, 3/15/29	1,000,000	988,668
1.700%, 5/28/30	250,000	226,338
1.750%, 8/18/31 (x)	490,000	432,232
4.875%, 11/15/35	500,000	502,520
Royalty Pharma plc
1.750%, 9/2/27	455,000	437,969
5.150%, 9/2/29	390,000	400,525
2.200%, 9/2/30	415,000	375,899
5.200%, 9/25/35	500,000	502,989

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Sanofi SA
3.625%, 6/19/28	$750,000	$748,591
4.200%, 11/3/32	500,000	500,010
Takeda Pharmaceutical Co. Ltd.
5.000%, 11/26/28	1,000,000	1,022,526
2.050%, 3/31/30	470,000	429,168
Takeda US Financing, Inc.
5.200%, 7/7/35	500,000	509,256
Viatris, Inc.
2.300%, 6/22/27	375,000	364,175
2.700%, 6/22/30	885,000	808,710
Zoetis, Inc.
3.000%, 9/12/27	500,000	492,391
3.900%, 8/20/28	350,000	349,770
2.000%, 5/15/30	500,000	457,470
5.000%, 8/17/35	140,000	141,577

		46,200,180

Total Health Care		129,070,354

Industrials (1.9%)
Aerospace & Defense (0.5%)
Boeing Co. (The)
2.700%, 2/1/27	365,000	359,589
5.040%, 5/1/27	1,500,000	1,515,267
3.250%, 2/1/28	600,000	589,621
3.450%, 11/1/28	300,000	293,921
3.200%, 3/1/29	500,000	484,620
2.950%, 2/1/30 (x)	750,000	710,895
5.150%, 5/1/30	1,000,000	1,027,432
6.388%, 5/1/31	190,000	206,199
6.528%, 5/1/34	2,000,000	2,213,812
Embraer Netherlands Finance BV
5.980%, 2/11/35	110,000	116,479
General Dynamics Corp.
3.750%, 5/15/28 (x)	805,000	806,551
General Electric Co.
4.300%, 7/29/30	500,000	504,109
Hexcel Corp.
5.875%, 2/26/35	70,000	73,387
Howmet Aerospace, Inc.
4.550%, 11/15/32	155,000	155,761
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28	1,000,000	945,877
L3Harris Technologies, Inc.
5.400%, 1/15/27	335,000	339,865
4.400%, 6/15/28	1,750,000	1,761,975
5.400%, 7/31/33	750,000	781,712
Leidos, Inc.
4.375%, 5/15/30	95,000	94,872
5.750%, 3/15/33	375,000	397,684
Lockheed Martin Corp.
4.450%, 5/15/28	480,000	485,976
4.750%, 2/15/34	2,000,000	2,027,661
5.000%, 8/15/35	555,000	565,427
Northrop Grumman Corp.
3.250%, 1/15/28	1,500,000	1,480,067
RTX Corp.
3.500%, 3/15/27	715,000	711,515
3.125%, 5/4/27	1,250,000	1,235,916
6.000%, 3/15/31	625,000	673,287
1.900%, 9/1/31	1,520,000	1,334,225
2.375%, 3/15/32	750,000	668,350
5.150%, 2/27/33	290,000	300,224
Textron, Inc.
3.650%, 3/15/27	250,000	248,696

		23,110,972

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.
4.200%, 4/15/28	500,000	501,208
FedEx Corp.
3.100%, 8/5/29	750,000	721,836
GXO Logistics, Inc.
6.250%, 5/6/29	155,000	163,291
United Parcel Service, Inc.
3.050%, 11/15/27	750,000	741,852
3.400%, 3/15/29	310,000	305,382
2.500%, 9/1/29	150,000	142,359
4.875%, 3/3/33	290,000	299,028
5.250%, 5/14/35 (x)	290,000	301,082

		3,176,038

Building Products (0.2%)
Carrier Global Corp.
2.493%, 2/15/27	830,000	816,287
2.722%, 2/15/30	1,570,000	1,476,882
CRH America Finance, Inc.
4.400%, 2/9/31	500,000	500,042
5.500%, 1/9/35	1,000,000	1,042,472
Fortune Brands Innovations, Inc.
3.250%, 9/15/29	350,000	336,624
4.000%, 3/25/32	500,000	479,715
5.875%, 6/1/33	315,000	333,392
Johnson Controls International plc
5.500%, 4/19/29	250,000	260,141
1.750%, 9/15/30	265,000	236,100
2.000%, 9/16/31 (x)	585,000	515,145
Lennox International, Inc.
1.700%, 8/1/27	100,000	96,413
5.500%, 9/15/28	250,000	257,818
Masco Corp.
1.500%, 2/15/28	375,000	354,775
2.000%, 10/1/30	500,000	446,136
2.000%, 2/15/31 (x)	500,000	442,173
Owens Corning
3.950%, 8/15/29	250,000	247,598
Trane Technologies Financing Ltd.
3.800%, 3/21/29	500,000	496,120
5.250%, 3/3/33	135,000	140,644

		8,478,477

Commercial Services & Supplies (0.3%)
Cintas Corp. No. 2
3.700%, 4/1/27	600,000	598,563
4.000%, 5/1/32	500,000	489,056
RELX Capital, Inc.
4.000%, 3/18/29	750,000	747,326
3.000%, 5/22/30	250,000	237,716
4.750%, 5/20/32	105,000	106,511
Republic Services, Inc.
3.375%, 11/15/27	275,000	273,024
3.950%, 5/15/28	750,000	750,988
4.875%, 4/1/29	555,000	568,154

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
5.000%, 11/15/29	$500,000	$517,433
5.150%, 3/15/35	355,000	367,108
Waste Connections, Inc.
3.500%, 5/1/29	750,000	737,284
5.000%, 3/1/34	1,000,000	1,021,678
Waste Management, Inc.
3.150%, 11/15/27	750,000	740,928
1.150%, 3/15/28	195,000	183,724
4.875%, 2/15/29	500,000	512,557
2.000%, 6/1/29	250,000	233,823
4.625%, 2/15/30	500,000	509,337
4.150%, 4/15/32	1,000,000	991,272
4.625%, 2/15/33	500,000	506,934
4.875%, 2/15/34	2,000,000	2,052,040
4.950%, 3/15/35	500,000	508,344

		12,653,800

Construction & Engineering (0.0%)†
Quanta Services, Inc.
2.900%, 10/1/30	1,000,000	935,590
5.250%, 8/9/34	175,000	179,894
5.100%, 8/9/35	500,000	500,447

		1,615,931

Electrical Equipment (0.1%)
Eaton Corp.
3.103%, 9/15/27	500,000	494,491
4.350%, 5/18/28	310,000	313,336
Emerson Electric Co.
1.800%, 10/15/27	235,000	227,169
2.000%, 12/21/28	600,000	568,726
2.200%, 12/21/31	600,000	534,921
Hubbell, Inc.
3.150%, 8/15/27	150,000	148,189
3.500%, 2/15/28	500,000	494,702
2.300%, 3/15/31	290,000	263,742
Regal Rexnord Corp.
6.400%, 4/15/33	2,000,000	2,150,241
Rockwell Automation, Inc.
3.500%, 3/1/29	300,000	294,890
1.750%, 8/15/31	200,000	175,345

		5,665,752

Ground Transportation (0.2%)
Burlington Northern Santa Fe LLC
3.250%, 6/15/27	400,000	397,388
Canadian National Railway Co.
3.850%, 8/5/32	500,000	485,260
4.375%, 9/18/34	260,000	254,746
4.750%, 11/12/35 (x)	210,000	209,677
Canadian Pacific Railway Co.
2.875%, 11/15/29	310,000	296,231
2.050%, 3/5/30 (x)	180,000	165,394
2.450%, 12/2/31	335,000	301,417
5.200%, 3/30/35	500,000	514,426
CSX Corp.
3.250%, 6/1/27	550,000	545,228
5.050%, 6/15/35 (x)	500,000	508,888
Norfolk Southern Corp.
3.150%, 6/1/27	365,000	360,645
2.550%, 11/1/29	500,000	472,463
5.050%, 8/1/30	355,000	367,655
5.100%, 5/1/35	100,000	102,193
Ryder System, Inc.
2.850%, 3/1/27	145,000	143,077
4.300%, 6/15/27	250,000	250,844
5.650%, 3/1/28	750,000	773,619
5.250%, 6/1/28	355,000	364,183
4.950%, 9/1/29	300,000	306,519
Uber Technologies, Inc.
4.800%, 9/15/34	1,000,000	997,890
4.800%, 9/15/35	155,000	153,933
Union Pacific Corp.
2.150%, 2/5/27	500,000	491,120
3.700%, 3/1/29	530,000	525,988
2.400%, 2/5/30	430,000	402,743
2.375%, 5/20/31	470,000	431,008
2.800%, 2/14/32	350,000	321,856

		10,144,391

Industrial Conglomerates (0.1%)
3M Co.
2.875%, 10/15/27	500,000	491,265
3.625%, 9/14/28	500,000	496,424
2.375%, 8/26/29	750,000	706,340
5.150%, 3/15/35	500,000	511,909
Honeywell International, Inc.
4.250%, 1/15/29	475,000	479,006
2.700%, 8/15/29	295,000	281,633
4.700%, 2/1/30	600,000	612,526
1.950%, 6/1/30	1,000,000	912,159
1.750%, 9/1/31	960,000	839,492
4.750%, 2/1/32	600,000	612,434
5.000%, 3/1/35	500,000	509,027
Pentair Finance Sarl
4.500%, 7/1/29	250,000	250,926
5.900%, 7/15/32	500,000	530,983

		7,234,124

Machinery (0.2%)
Caterpillar, Inc.
2.600%, 9/19/29	350,000	333,606
1.900%, 3/12/31	350,000	315,395
CNH Industrial Capital LLC
4.500%, 10/16/30	500,000	499,998
CNH Industrial NV
3.850%, 11/15/27	655,000	652,232
Cummins, Inc.
5.300%, 5/9/35	500,000	518,293
Deere & Co.
5.450%, 1/16/35	500,000	527,669
Deere Funding Canada Corp.
4.150%, 10/9/30	165,000	165,124
Dover Corp.
2.950%, 11/4/29	105,000	100,431
IDEX Corp.
3.000%, 5/1/30	250,000	236,345
Ingersoll Rand, Inc.
5.176%, 6/15/29	350,000	361,877
Kennametal, Inc.
4.625%, 6/15/28	250,000	251,360
nVent Finance Sarl
2.750%, 11/15/31 (x)	500,000	449,807
5.650%, 5/15/33	500,000	522,034

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Oshkosh Corp.
4.600%, 5/15/28	$250,000	$253,155
Otis Worldwide Corp.
2.293%, 4/5/27	800,000	783,333
5.250%, 8/16/28	185,000	190,550
2.565%, 2/15/30(x)	925,000	865,709
Parker-Hannifin Corp.
4.250%, 9/15/27	355,000	357,451
3.250%, 6/14/29	270,000	262,615
4.500%, 9/15/29	250,000	253,417
Stanley Black & Decker, Inc.
6.000%, 3/6/28	500,000	518,205
4.250%, 11/15/28	350,000	350,389
3.000%, 5/15/32	285,000	258,308
Westinghouse Air Brake Technologies Corp.
4.700%, 9/15/28 (e)	750,000	759,611
5.500%, 5/29/35	350,000	365,383
Xylem, Inc.
1.950%, 1/30/28	350,000	335,822

		10,488,119

Passenger Airlines (0.0%)†
Southwest Airlines Co.
5.125%, 6/15/27	850,000	861,048
3.450%, 11/16/27	250,000	246,197
2.625%, 2/10/30(x)	350,000	325,500

		1,432,745

Professional Services (0.1%)
Automatic Data Processing, Inc.
1.700%, 5/15/28	485,000	463,233
4.450%, 9/9/34 (x)	1,000,000	996,451
Broadridge Financial Solutions, Inc.
2.900%, 12/1/29	500,000	474,189
2.600%, 5/1/31	1,000,000	909,114
Equifax, Inc.
5.100%, 12/15/27	565,000	576,146
5.100%, 6/1/28	750,000	765,753
Verisk Analytics, Inc.
4.125%, 3/15/29	500,000	498,743

		4,683,629

Trading Companies & Distributors (0.1%)
Air Lease Corp.
2.200%, 1/15/27	750,000	734,754
5.850%, 12/15/27	500,000	514,012
5.300%, 2/1/28	250,000	254,520
2.100%, 9/1/28	455,000	428,242
3.000%, 2/1/30	250,000	234,220
3.125%, 12/1/30	350,000	324,192
5.200%, 7/15/31	250,000	254,007
2.875%, 1/15/32	750,000	673,314
Ferguson Enterprises, Inc.
4.350%, 3/15/31	250,000	249,121
GATX Corp.
5.500%, 6/15/35	400,000	410,977

		4,077,359

Total Industrials		92,761,337

Information Technology (2.2%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
4.750%, 2/24/30	1,000,000	1,026,426
5.050%, 2/26/34	3,000,000	3,088,749
5.100%, 2/24/35	400,000	411,254
Juniper Networks, Inc.
3.750%, 8/15/29	500,000	488,269
2.000%, 12/10/30	320,000	282,592
Motorola Solutions, Inc.
4.600%, 2/23/28	550,000	555,909
4.600%, 5/23/29	350,000	354,414
5.600%, 6/1/32	500,000	526,059

		6,733,672

Electronic Equipment, Instruments & Components (0.2%)
Allegion US Holding Co., Inc.
3.550%, 10/1/27	500,000	495,261
5.411%, 7/1/32	200,000	208,413
Amphenol Corp.
3.900%, 11/15/28	240,000	239,699
4.125%, 11/15/30	210,000	208,773
2.200%, 9/15/31	440,000	392,909
4.400%, 2/15/33	350,000	346,443
Avnet, Inc.
6.250%, 3/15/28	500,000	517,430
3.000%, 5/15/31	500,000	451,465
5.500%, 6/1/32	100,000	101,414
CDW LLC
3.276%, 12/1/28	535,000	519,349
3.569%, 12/1/31	750,000	696,411
5.550%, 8/22/34	175,000	178,654
Flex Ltd.
4.875%, 6/15/29	350,000	354,417
4.875%, 5/12/30	665,000	673,712
5.375%, 11/13/35	140,000	139,784
Jabil, Inc.
4.250%, 5/15/27	375,000	375,623
3.950%, 1/12/28(x)	270,000	269,451
5.450%, 2/1/29	315,000	325,460
3.600%, 1/15/30	150,000	145,399
Keysight Technologies, Inc.
4.600%, 4/6/27	465,000	467,347
3.000%, 10/30/29	250,000	239,246
4.950%, 10/15/34	85,000	85,829
TD SYNNEX Corp.
5.300%, 10/10/35	1,000,000	992,471
Teledyne Technologies, Inc.
2.250%, 4/1/28	500,000	480,060
Trimble, Inc.
4.900%, 6/15/28	450,000	455,964
Tyco Electronics Group SA
3.125%, 8/15/27	365,000	361,523
2.500%, 2/4/32	85,000	76,289
5.000%, 5/9/35	290,000	294,254
Vontier Corp.
2.400%, 4/1/28	500,000	479,272

		10,572,322

IT Services (0.2%)
Accenture Capital, Inc.
4.500%, 10/4/34	1,500,000	1,479,735

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Amdocs Ltd.
2.538%, 6/15/30	$500,000	$458,565
DXC Technology Co.
2.375%, 9/15/28	750,000	707,196
Genpact Luxembourg Sarl
6.000%, 6/4/29	125,000	130,485
Genpact UK Finco plc
4.950%, 11/18/30	125,000	125,004
International Business Machines Corp.
3.300%, 1/27/27	1,095,000	1,089,011
2.200%, 2/9/27	185,000	181,488
1.700%, 5/15/27	405,000	393,512
4.150%, 7/27/27	500,000	502,614
4.500%, 2/6/28	500,000	504,734
1.950%, 5/15/30 (x)	220,000	200,521
2.720%, 2/9/32	380,000	344,261
4.400%, 7/27/32	500,000	498,885
4.750%, 2/6/33	500,000	507,327
5.200%, 2/10/35	1,000,000	1,026,476

		8,149,814

Semiconductors & Semiconductor Equipment (0.7%)
Advanced Micro Devices, Inc.
3.924%, 6/1/32	65,000	63,716
Analog Devices, Inc.
3.450%, 6/15/27	500,000	496,740
1.700%, 10/1/28	340,000	320,896
2.100%, 10/1/31	435,000	386,548
Applied Materials, Inc.
4.800%, 6/15/29	135,000	138,254
1.750%, 6/1/30	585,000	529,380
4.000%, 1/15/31	115,000	114,388
Broadcom, Inc.
1.950%, 2/15/28	515,000	494,300
4.110%, 9/15/28	1,942,000	1,947,613
4.000%, 4/15/29§	250,000	248,938
5.050%, 7/12/29	325,000	334,641
5.000%, 4/15/30	4,500,000	4,632,681
4.200%, 10/15/30	180,000	179,924
2.450%, 2/15/31	1,250,000	1,143,230
5.150%, 11/15/31	1,000,000	1,037,657
4.150%, 4/15/32§	200,000	195,882
4.800%, 10/15/34	1,405,000	1,407,994
5.200%, 7/15/35	1,060,000	1,087,584
Intel Corp.
3.150%, 5/11/27	1,000,000	987,735
3.750%, 8/5/27	500,000	497,430
4.875%, 2/10/28	375,000	380,327
2.450%, 11/15/29	1,605,000	1,496,448
5.125%, 2/10/30 (x)	355,000	363,853
3.900%, 3/25/30	1,000,000	979,780
2.000%, 8/12/31 (x)	750,000	657,643
4.150%, 8/5/32	500,000	481,555
5.200%, 2/10/33	335,000	341,790
KLA Corp.
4.100%, 3/15/29	625,000	629,407
4.650%, 7/15/32	440,000	446,263
Lam Research Corp.
4.000%, 3/15/29	530,000	532,712
Marvell Technology, Inc.
2.450%, 4/15/28	335,000	322,160
4.875%, 6/22/28	350,000	355,684
2.950%, 4/15/31	290,000	268,688
5.950%, 9/15/33	470,000	502,640
Micron Technology, Inc.
5.327%, 2/6/29	350,000	360,905
2.703%, 4/15/32	220,000	197,220
5.875%, 2/9/33	315,000	334,976
5.800%, 1/15/35	750,000	789,893
NVIDIA Corp.
1.550%, 6/15/28	1,000,000	950,134
2.000%, 6/15/31	1,000,000	900,223
NXP BV
3.150%, 5/1/27	165,000	163,017
4.400%, 6/1/27	115,000	115,519
5.550%, 12/1/28	335,000	346,979
4.300%, 6/18/29 (x)	750,000	750,645
3.400%, 5/1/30	1,215,000	1,170,895
2.500%, 5/11/31	500,000	452,200
5.250%, 8/19/35	200,000	202,823
QUALCOMM, Inc.
3.250%, 5/20/27	1,500,000	1,492,238
2.150%, 5/20/30	500,000	460,893
4.250%, 5/20/32	260,000	259,572
5.000%, 5/20/35	315,000	320,569
Texas Instruments, Inc.
2.900%, 11/3/27	355,000	350,892
4.600%, 2/15/28	55,000	55,827
2.250%, 9/4/29 (x)	320,000	301,272
1.900%, 9/15/31	600,000	531,827
3.650%, 8/16/32	140,000	134,416
4.900%, 3/14/33	650,000	670,954
5.100%, 5/23/35	350,000	360,595
TSMC Arizona Corp.
3.875%, 4/22/27	460,000	460,074
4.125%, 4/22/29	500,000	500,940
4.250%, 4/22/32	345,000	345,148

		36,985,127

Software (0.6%)
Adobe, Inc.
2.150%, 2/1/27	465,000	457,211
5.300%, 1/17/35	750,000	790,462
AppLovin Corp.
5.125%, 12/1/29	1,000,000	1,023,110
5.375%, 12/1/31	1,000,000	1,036,340
Autodesk, Inc.
3.500%, 6/15/27	1,000,000	992,926
2.850%, 1/15/30	195,000	184,637
Fortinet, Inc.
2.200%, 3/15/31	125,000	111,856
Intuit, Inc.
1.350%, 7/15/27	165,000	159,320
5.125%, 9/15/28	500,000	515,412
5.200%, 9/15/33	650,000	679,827
Microsoft Corp.
3.300%, 2/6/27	1,000,000	996,400
3.400%, 6/15/27	310,000	309,148
1.350%, 9/15/30	180,000	161,532
Oracle Corp.
3.250%, 11/15/27	1,000,000	978,579
4.500%, 5/6/28	610,000	608,291
6.150%, 11/9/29	295,000	308,024

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
2.950%, 4/1/30	$5,000,000	$4,615,860
4.650%, 5/6/30	1,000,000	988,033
4.450%, 9/26/30 (x)	625,000	611,193
4.800%, 9/26/32	1,060,000	1,023,308
4.900%, 2/6/33	525,000	505,809
4.700%, 9/27/34	500,000	463,323
5.500%, 8/3/35	1,000,000	980,347
5.200%, 9/26/35	1,440,000	1,383,633
Roper Technologies, Inc.
1.400%, 9/15/27	375,000	359,127
2.950%, 9/15/29	210,000	200,743
2.000%, 6/30/30	440,000	397,896
Salesforce, Inc.
3.700%, 4/11/28	375,000	374,781
1.500%, 7/15/28	650,000	615,456
1.950%, 7/15/31	1,200,000	1,066,313
ServiceNow, Inc.
1.400%, 9/1/30	2,000,000	1,763,599
Synopsys, Inc.
4.850%, 4/1/30	750,000	765,033
5.000%, 4/1/32	500,000	510,519
VMware LLC
3.900%, 8/21/27	2,050,000	2,049,763
1.800%, 8/15/28	405,000	382,898

		28,370,709

Technology Hardware, Storage & Peripherals (0.4%)
Apple, Inc.
3.350%, 2/9/27 (x)	1,500,000	1,494,902
3.200%, 5/11/27	923,000	917,819
3.000%, 6/20/27	2,060,000	2,041,462
1.200%, 2/8/28	1,000,000	950,796
4.000%, 5/10/28	355,000	357,642
1.400%, 8/5/28	1,000,000	945,422
3.250%, 8/8/29	750,000	735,778
2.200%, 9/11/29	750,000	706,833
4.150%, 5/10/30	225,000	227,345
1.650%, 5/11/30	440,000	400,602
3.350%, 8/8/32	750,000	719,041
4.300%, 5/10/33	500,000	507,063
4.750%, 5/12/35 (x)	1,000,000	1,025,352
Dell International LLC
5.250%, 2/1/28	250,000	255,531
5.300%, 10/1/29	1,500,000	1,546,836
4.750%, 10/6/32	435,000	434,745
5.500%, 4/1/35	500,000	514,673
Hewlett Packard Enterprise Co.
5.250%, 7/1/28	500,000	512,193
4.150%, 9/15/28	160,000	160,123
4.400%, 10/15/30	500,000	498,267
4.850%, 10/15/31	500,000	504,443
5.000%, 10/15/34	1,000,000	991,586
HP, Inc.
4.750%, 1/15/28	500,000	506,001
2.650%, 6/17/31	750,000	676,453
4.200%, 4/15/32	500,000	485,466
6.100%, 4/25/35 (x)	355,000	375,042
NetApp, Inc.
2.375%, 6/22/27 (x)	300,000	293,116
2.700%, 6/22/30	300,000	279,520
5.700%, 3/17/35	250,000	261,605
Teledyne FLIR LLC
2.500%, 8/1/30	250,000	231,387
Western Digital Corp.
2.850%, 2/1/29	500,000	477,515

		20,034,559

Total Information Technology		110,846,203

Materials (0.7%)
Chemicals (0.3%)
Air Products and Chemicals, Inc.
1.850%, 5/15/27	195,000	190,032
2.050%, 5/15/30	125,000	114,945
4.800%, 3/3/33	500,000	510,051
Albemarle Corp.
4.650%, 6/1/27	250,000	251,610
5.050%, 6/1/32	250,000	251,859
Cabot Corp.
4.000%, 7/1/29	500,000	494,411
5.000%, 6/30/32	200,000	203,560
CF Industries, Inc.
5.300%, 11/26/35	500,000	498,868
Dow Chemical Co. (The)
4.800%, 11/30/28	500,000	506,924
4.800%, 1/15/31	250,000	248,586
5.350%, 3/15/35 (x)	1,000,000	991,397
DuPont de Nemours, Inc.
4.725%, 11/15/28§	432,000	436,773
Eastman Chemical Co.
5.000%, 8/1/29	125,000	127,658
5.750%, 3/8/33	750,000	787,126
Ecolab, Inc.
1.650%, 2/1/27	1,000,000	977,076
EIDP, Inc.
4.800%, 5/15/33 (x)	500,000	500,402
International Flavors & Fragrances, Inc.
4.450%, 9/26/28	385,000	387,381
Linde, Inc.
1.100%, 8/10/30	500,000	438,625
LYB International Finance III LLC
2.250%, 10/1/30	270,000	240,667
5.125%, 1/15/31	60,000	60,268
5.625%, 5/15/33	500,000	507,487
6.150%, 5/15/35	60,000	61,603
Mosaic Co. (The)
4.050%, 11/15/27 (x)	750,000	750,297
5.375%, 11/15/28	105,000	108,280
4.600%, 11/15/30	250,000	250,654
NewMarket Corp.
2.700%, 3/18/31	500,000	457,319
Nutrien Ltd.
4.900%, 3/27/28	235,000	239,096
4.200%, 4/1/29	280,000	279,665
2.950%, 5/13/30	500,000	472,090
PPG Industries, Inc.
2.800%, 8/15/29	250,000	238,856
4.375%, 3/15/31	355,000	354,622
RPM International, Inc.
3.750%, 3/15/27	350,000	348,459
4.550%, 3/1/29	500,000	505,600
2.950%, 1/15/32	470,000	425,839

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Sherwin-Williams Co. (The)
3.450%, 6/1/27	$750,000	$744,213
2.950%, 8/15/29	500,000	479,721
5.150%, 8/15/35	225,000	228,860
Westlake Corp.
3.375%, 6/15/30	280,000	266,999

		14,937,879

Construction Materials (0.0%) †
Eagle Materials, Inc.
2.500%, 7/1/31	375,000	340,406
Martin Marietta Materials, Inc.
3.450%, 6/1/27	321,000	319,002
3.500%, 12/15/27	500,000	496,128
2.400%, 7/15/31	250,000	225,690
Series CB
2.500%, 3/15/30	235,000	218,817
Vulcan Materials Co.
3.900%, 4/1/27	130,000	129,860

		1,729,903

Containers & Packaging (0.1%)
Amcor Finance USA, Inc.
5.625%, 5/26/33	320,000	334,659
Amcor Flexibles North America, Inc.
3.100%, 9/15/26	500,000	496,262
2.630%, 6/19/30	220,000	203,712
2.690%, 5/25/31 (x)	490,000	447,951
5.500%, 3/17/35	350,000	362,273
AptarGroup, Inc.
4.750%, 3/30/31	250,000	251,759
Avery Dennison Corp.
4.875%, 12/6/28	300,000	306,267
5.750%, 3/15/33	250,000	265,122
Berry Global, Inc.
1.650%, 1/15/27	500,000	487,374
5.500%, 4/15/28	250,000	257,691
Packaging Corp. of America
3.400%, 12/15/27	360,000	356,475
5.700%, 12/1/33	280,000	295,105
5.200%, 8/15/35	70,000	71,199
Sonoco Products Co.
2.250%, 2/1/27	415,000	406,809
5.000%, 9/1/34 (x)	290,000	287,589
WRKCo., Inc.
4.000%, 3/15/28	500,000	498,464
3.900%, 6/1/28	175,000	173,980

		5,502,691

Metals & Mining (0.2%)
AngloGold Ashanti Holdings plc
3.375%, 11/1/28	385,000	373,719
3.750%, 10/1/30	200,000	191,912
BHP Billiton Finance USA Ltd.
4.750%, 2/28/28	500,000	507,825
5.100%, 9/8/28	500,000	514,001
5.250%, 9/8/30	500,000	520,179
4.900%, 2/28/33	530,000	539,971
5.250%, 9/8/33	500,000	519,652
5.300%, 2/21/35	200,000	206,593
Freeport-McMoRan, Inc.
4.625%, 8/1/30	1,500,000	1,511,556
Kinross Gold Corp.
6.250%, 7/15/33	500,000	546,435
Nucor Corp.
4.300%, 5/23/27	500,000	503,190
3.950%, 5/1/28	1,350,000	1,349,792
Reliance, Inc.
2.150%, 8/15/30	275,000	248,973
Rio Tinto Finance USA plc
5.000%, 3/14/32	500,000	516,031
5.000%, 3/9/33	750,000	769,918
5.250%, 3/14/35	915,000	944,784
Steel Dynamics, Inc.
1.650%, 10/15/27	190,000	182,483
5.250%, 5/15/35	210,000	214,747
Vale Overseas Ltd.
3.750%, 7/8/30	1,190,000	1,142,852
6.125%, 6/12/33	375,000	401,209

		11,705,822

Paper & Forest Products (0.1%)
Celulosa Arauco y Constitucion SA
3.875%, 11/2/27	500,000	493,660
Suzano Austria GmbH
2.500%, 9/15/28	210,000	198,581
6.000%, 1/15/29	1,000,000	1,028,125
5.000%, 1/15/30	2,000,000	2,000,020

		3,720,386

Total Materials		37,596,681

Real Estate (1.2%)
Diversified REITs (0.2%)
Broadstone Net Lease LLC (REIT)
5.000%, 11/1/32	105,000	105,051
Digital Realty Trust LP (REIT)
3.700%, 8/15/27	1,500,000	1,491,452
5.550%, 1/15/28	500,000	513,908
Equinix Europe 2 Financing Corp. LLC (REIT)
4.600%, 11/15/30	250,000	250,482
GLP Capital LP (REIT)
5.750%, 6/1/28	385,000	394,794
3.250%, 1/15/32	250,000	226,188
Simon Property Group LP (REIT)
3.375%, 6/15/27	1,750,000	1,737,974
3.375%, 12/1/27	750,000	743,811
1.750%, 2/1/28	500,000	478,855
2.450%, 9/13/29	750,000	708,711
2.650%, 7/15/30	500,000	468,327
4.750%, 9/26/34 (x)	120,000	119,611
VICI Properties LP (REIT)
5.625%, 4/1/35	165,000	168,213
WP Carey, Inc. (REIT)
3.850%, 7/15/29	250,000	246,197

		7,653,574

Health Care REITs (0.1%)
DOC DR LLC (REIT)
4.300%, 3/15/27	250,000	250,382

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Healthpeak OP LLC (REIT)
1.350%, 2/1/27	$1,000,000	$970,751
2.125%, 12/1/28	795,000	751,751
3.500%, 7/15/29	200,000	194,430
5.250%, 12/15/32	375,000	384,824
5.375%, 2/15/35	75,000	76,676
National Health Investors, Inc. (REIT)
3.000%, 2/1/31	150,000	136,128
5.350%, 2/1/33	40,000	39,955
Sabra Health Care LP (REIT)
3.900%, 10/15/29	750,000	733,995
Welltower OP LLC (REIT)
2.700%, 2/15/27	250,000	246,510
4.250%, 4/15/28	1,225,000	1,233,695
2.050%, 1/15/29	1,165,000	1,096,889
5.125%, 7/1/35	855,000	874,378

		6,990,364

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts LP (REIT)
4.250%, 12/15/28	180,000	180,113

Industrial REITs (0.1%)
Prologis LP (REIT)
2.125%, 4/15/27	500,000	489,173
3.375%, 12/15/27	680,000	674,033
4.875%, 6/15/28	500,000	511,676
4.000%, 9/15/28	300,000	300,312
4.375%, 2/1/29	155,000	156,346
2.875%, 11/15/29	185,000	176,719
1.750%, 7/1/30	200,000	179,819
2.250%, 1/15/32	500,000	442,595
5.000%, 3/15/34	750,000	763,825
Rexford Industrial Realty LP (REIT)
2.125%, 12/1/30	250,000	223,690
2.150%, 9/1/31	200,000	175,274

		4,093,462

Office REITs (0.1%)
Boston Properties LP (REIT)
3.400%, 6/21/29	750,000	724,745
3.250%, 1/30/31 (x)	1,500,000	1,406,725
COPT Defense Properties LP (REIT)
2.000%, 1/15/29	425,000	396,439
4.500%, 10/15/30	100,000	99,575
Highwoods Realty LP (REIT)
5.350%, 1/15/33	205,000	204,728
Kilroy Realty LP (REIT)
4.750%, 12/15/28 (x)	350,000	351,642
Piedmont Operating Partnership LP (REIT)
6.875%, 7/15/29 (x)	175,000	185,247
3.150%, 8/15/30	500,000	459,178

		3,828,279

Real Estate Management & Development (0.0%)†
CBRE Services, Inc.
2.500%, 4/1/31	250,000	226,874
4.900%, 1/15/33	295,000	296,684

		523,558

Residential REITs (0.2%)
American Homes 4 Rent LP (REIT)
4.250%, 2/15/28	500,000	501,118
2.375%, 7/15/31	160,000	142,860
3.625%, 4/15/32	350,000	329,909
AvalonBay Communities, Inc. (REIT)
3.350%, 5/15/27	175,000	173,597
1.900%, 12/1/28	1,250,000	1,180,925
4.350%, 12/1/30	210,000	210,561
5.300%, 12/7/33	145,000	150,946
Camden Property Trust (REIT)
4.100%, 10/15/28	215,000	215,796
ERP Operating LP (REIT)
3.250%, 8/1/27	355,000	351,462
4.150%, 12/1/28	300,000	301,395
1.850%, 8/1/31	200,000	176,207
4.650%, 9/15/34	320,000	316,619
Essex Portfolio LP (REIT)
1.700%, 3/1/28	625,000	593,546
4.000%, 3/1/29	500,000	495,758
Invitation Homes Operating Partnership LP (REIT)
2.300%, 11/15/28	375,000	356,454
5.450%, 8/15/30	300,000	311,900
4.150%, 4/15/32	250,000	242,457
5.500%, 8/15/33	500,000	518,088
Mid-America Apartments LP(REIT)
3.600%, 6/1/27	500,000	498,453
3.950%, 3/15/29	750,000	745,552
4.650%, 1/15/33	180,000	179,657
Store Capital LLC (REIT)
4.500%, 3/15/28	275,000	275,432
4.625%, 3/15/29	250,000	248,933
2.750%, 11/18/30	250,000	227,043
2.700%, 12/1/31	500,000	441,311
Sun Communities Operating LP (REIT)
2.300%, 11/1/28 (x)	310,000	294,704
2.700%, 7/15/31	185,000	168,007
4.200%, 4/15/32	250,000	242,469
Tanger Properties LP (REIT)
2.750%, 9/1/31	200,000	181,000
UDR, Inc. (REIT)
3.500%, 7/1/27	350,000	346,955
3.200%, 1/15/30	1,000,000	960,415
3.000%, 8/15/31	150,000	138,594

		11,518,123

Retail REITs (0.2%)
Agree LP (REIT)
2.000%, 6/15/28	320,000	304,934
5.600%, 6/15/35	70,000	73,285
Brixmor Operating Partnership LP (REIT)
3.900%, 3/15/27	250,000	249,247
2.250%, 4/1/28	175,000	167,876
4.125%, 5/15/29	375,000	373,434
4.050%, 7/1/30	375,000	369,577
2.500%, 8/16/31 (x)	250,000	224,382
Federal Realty OP LP (REIT)
3.250%, 7/15/27	500,000	494,278

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
5.375%, 5/1/28	$500,000	$512,515
3.200%, 6/15/29	500,000	482,705
Kimco Realty OP LLC (REIT)
1.900%, 3/1/28	200,000	191,873
NNN REIT, Inc. (REIT)
4.300%, 10/15/28	665,000	668,568
Realty Income Corp. (REIT)
3.950%, 8/15/27	320,000	319,964
2.100%, 3/15/28	500,000	479,993
2.200%, 6/15/28	500,000	479,561
4.700%, 12/15/28	350,000	356,345
3.250%, 6/15/29	350,000	339,981
4.000%, 7/15/29	225,000	223,766
4.850%, 3/15/30	155,000	159,236
5.625%, 10/13/32	250,000	264,902
5.125%, 2/15/34	2,000,000	2,053,192
Regency Centers LP (REIT)
3.600%, 2/1/27	360,000	358,351
4.125%, 3/15/28	500,000	501,302
2.950%, 9/15/29	250,000	239,311

		9,888,578

Specialized REITs (0.3%)
American Tower Corp. (REIT)
2.750%, 1/15/27	350,000	345,411
3.650%, 3/15/27	400,000	397,960
1.500%, 1/31/28	350,000	331,910
5.500%, 3/15/28	500,000	513,800
5.250%, 7/15/28	355,000	364,983
5.800%, 11/15/28	415,000	433,111
3.950%, 3/15/29	500,000	495,704
2.900%, 1/15/30	240,000	227,686
2.100%, 6/15/30	250,000	226,873
1.875%, 10/15/30	1,000,000	891,745
2.700%, 4/15/31	600,000	550,521
2.300%, 9/15/31	355,000	315,791
4.700%, 12/15/32	105,000	105,147
5.650%, 3/15/33	250,000	262,899
5.350%, 3/15/35	790,000	809,797
Crown Castle, Inc. (REIT)
2.900%, 3/15/27	970,000	956,054
3.650%, 9/1/27	750,000	744,178
5.000%, 1/11/28	180,000	182,947
4.800%, 9/1/28	415,000	420,969
5.600%, 6/1/29	250,000	259,450
CubeSmart LP (REIT)
2.250%, 12/15/28	500,000	474,182
4.375%, 2/15/29	150,000	150,350
EPR Properties (REIT)
4.750%, 11/15/30	500,000	495,866
Equinix, Inc. (REIT)
1.800%, 7/15/27	215,000	207,755
1.550%, 3/15/28 (x)	375,000	355,539
2.000%, 5/15/28	350,000	333,823
3.200%, 11/18/29	455,000	436,844
2.500%, 5/15/31 (x)	750,000	679,199
3.900%, 4/15/32	500,000	479,761
Extra Space Storage LP (REIT)
3.875%, 12/15/27	400,000	398,580
5.700%, 4/1/28	330,000	340,643
3.900%, 4/1/29	165,000	162,923
4.000%, 6/15/29	500,000	495,415
5.500%, 7/1/30	355,000	369,442
2.400%, 10/15/31	350,000	310,634
4.950%, 1/15/33	160,000	161,498
Public Storage Operating Co. (REIT)
3.094%, 9/15/27	300,000	296,456
1.850%, 5/1/28	280,000	267,174
1.950%, 11/9/28	415,000	392,645
5.125%, 1/15/29	295,000	304,867
3.385%, 5/1/29	320,000	313,049
2.300%, 5/1/31	280,000	253,343
2.250%, 11/9/31	310,000	276,552
5.100%, 8/1/33	95,000	98,353

		16,891,829

Total Real Estate		61,567,880

Utilities (2.5%)
Electric Utilities (1.9%)
AEP Texas, Inc.
4.700%, 5/15/32	250,000	251,069
Alabama Power Co.
3.750%, 9/1/27	500,000	500,181
Series 20-A 1.450%, 9/15/30	500,000	443,680
American Electric Power Co., Inc.
3.200%, 11/13/27	400,000	394,260
2.300%, 3/1/30	150,000	138,626
5.625%, 3/1/33	190,000	199,367
Series C (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.13%), 5.800%, 3/15/56(k)	675,000	669,309
Series J 4.300%, 12/1/28	500,000	503,701
Appalachian Power Co.
Series AA 2.700%, 4/1/31	500,000	457,496
Series BB 4.500%, 8/1/32	85,000	84,049
Arizona Public Service Co.
2.950%, 9/15/27	350,000	344,363
2.600%, 8/15/29	250,000	236,547
Atlantic City Electric Co.
4.000%, 10/15/28	350,000	350,208
2.300%, 3/15/31	250,000	226,489
Avangrid, Inc.
3.800%, 6/1/29	750,000	739,639
Baltimore Gas & Electric Co.
2.250%, 6/15/31	500,000	451,369
5.450%, 6/1/35	1,000,000	1,036,743
CenterPoint Energy Houston Electric LLC
4.950%, 4/1/33	200,000	203,418
Series AE 2.350%, 4/1/31	275,000	248,855
Series AG 3.000%, 3/1/32	200,000	183,604
Series AQ 4.950%, 8/15/35	440,000	441,314
Commonwealth Edison Co.
3.700%, 8/15/28(x)	220,000	219,097

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Series 122 2.950%, 8/15/27	$500,000	$492,949
Connecticut Light & Power Co. (The)
4.950%, 8/15/34	125,000	126,202
Series A 3.200%, 3/15/27	250,000	248,026
2.050%, 7/1/31	500,000	444,126
DTE Electric Co.
5.250%, 5/15/35	440,000	452,876
Series A 1.900%, 4/1/28	320,000	306,649
3.000%, 3/1/32	250,000	231,286
Duke Energy Carolinas LLC
3.950%, 11/15/28	500,000	500,805
2.450%, 8/15/29	300,000	283,906
2.550%, 4/15/31	375,000	344,954
2.850%, 3/15/32	220,000	201,667
4.950%, 1/15/33	500,000	513,961
Duke Energy Corp.
3.150%, 8/15/27	750,000	741,755
4.300%, 3/15/28	375,000	376,914
3.400%, 6/15/29	310,000	302,510
2.450%, 6/1/30 (x)	250,000	231,886
2.550%, 6/15/31	750,000	683,098
4.500%, 8/15/32	355,000	354,400
5.750%, 9/15/33	500,000	529,168
4.950%, 9/15/35	500,000	496,035
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.59%), 6.450%, 9/1/54 (k)	500,000	523,125
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.250%, 1/15/82 (k)	280,000	270,900
Duke Energy Florida LLC
3.200%, 1/15/27	650,000	646,165
3.800%, 7/15/28	750,000	748,286
1.750%, 6/15/30	215,000	193,580
2.400%, 12/15/31	390,000	352,245
5.875%, 11/15/33	225,000	243,127
Duke Energy Ohio, Inc.
5.250%, 4/1/33	35,000	36,243
5.300%, 6/15/35	165,000	170,229
Duke Energy Progress LLC
3.450%, 3/15/29	350,000	344,686
2.000%, 8/15/31	500,000	444,091
5.100%, 3/15/34	500,000	514,505
Edison International
5.750%, 6/15/27	40,000	40,682
4.125%, 3/15/28	500,000	494,072
5.250%, 11/15/28	285,000	288,783
6.950%, 11/15/29	100,000	106,490
5.250%, 3/15/32	500,000	499,723
Emera US Finance LP
2.639%, 6/15/31	335,000	302,453
Enel Chile SA
4.875%, 6/12/28	750,000	759,435
Entergy Corp.
1.900%, 6/15/28	1,165,000	1,104,846
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.125%, 12/1/54 (k)	500,000	523,358
Entergy Louisiana LLC
5.350%, 3/15/34	500,000	520,728
5.150%, 9/15/34	1,000,000	1,024,132
Evergy Kansas Central, Inc.
5.900%, 11/15/33	300,000	321,661
Evergy Metro, Inc.
4.950%, 4/15/33	315,000	320,092
5.125%, 8/15/35	65,000	65,752
Evergy, Inc.
2.900%, 9/15/29	500,000	476,452
Eversource Energy
2.900%, 3/1/27	200,000	197,237
4.600%, 7/1/27	350,000	352,080
2.550%, 3/15/31	500,000	452,210
3.375%, 3/1/32	200,000	184,949
5.125%, 5/15/33	500,000	504,627
5.950%, 7/15/34	1,000,000	1,057,660
Series R 1.650%, 8/15/30	250,000	220,690
Exelon Corp.
2.750%, 3/15/27	500,000	492,713
5.150%, 3/15/28	150,000	153,283
3.350%, 3/15/32	500,000	466,606
5.300%, 3/15/33	300,000	312,027
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.500%, 3/15/55 (k)	500,000	520,000
FirstEnergy Transmission LLC
4.750%, 1/15/33§	500,000	499,045
Florida Power & Light Co.
5.050%, 4/1/28	585,000	599,608
4.400%, 5/15/28	375,000	379,891
4.625%, 5/15/30	500,000	509,498
4.800%, 5/15/33	500,000	509,691
Series A 3.300%, 5/30/27	250,000	248,590
Georgia Power Co.
3.250%, 3/30/27	500,000	496,587
4.650%, 5/16/28	500,000	507,800
4.850%, 3/15/31	850,000	871,419
4.700%, 5/15/32	250,000	253,597
4.950%, 5/17/33	500,000	510,514
Series B 2.650%, 9/15/29 (x)	350,000	332,740
Indiana Michigan Power Co.
3.850%, 5/15/28	1,250,000	1,247,853
Interstate Power & Light Co.
4.100%, 9/26/28 (x)	450,000	449,803
3.600%, 4/1/29	500,000	489,948
2.300%, 6/1/30	125,000	114,580
5.600%, 6/29/35	1,125,000	1,172,087
ITC Holdings Corp.
3.350%, 11/15/27	400,000	395,455
Jersey Central Power & Light Co.
4.400%, 1/15/31§	1,000,000	994,543
MidAmerican Energy Co.
3.100%, 5/1/27	1,000,000	990,137
3.650%, 4/15/29	850,000	840,423
Mississippi Power Co.
3.950%, 3/30/28	250,000	249,721

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
NextEra Energy Capital Holdings, Inc.
1.875%, 1/15/27	$400,000	$391,711
3.550%, 5/1/27	1,500,000	1,491,759
4.625%, 7/15/27	500,000	505,178
4.900%, 2/28/28	500,000	509,103
1.900%, 6/15/28	750,000	714,808
3.500%, 4/1/29	500,000	489,782
5.000%, 2/28/30	500,000	515,325
2.250%, 6/1/30	2,500,000	2,300,280
2.440%, 1/15/32	400,000	356,294
5.000%, 7/15/32	150,000	153,503
5.050%, 2/28/33	500,000	512,020
5.250%, 3/15/34	500,000	514,670
5.450%, 3/15/35	500,000	517,197
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.750%, 6/15/54 (k)	1,000,000	1,066,250
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.375%, 8/15/55 (k)	500,000	516,250
5.650%, 5/1/79	500,000	504,375
Northern States Power Co.
2.250%, 4/1/31 (x)	300,000	272,591
NSTAR Electric Co.
3.200%, 5/15/27	500,000	495,132
3.250%, 5/15/29	500,000	485,540
1.950%, 8/15/31	500,000	440,550
5.200%, 3/1/35	190,000	193,938
Ohio Power Co.
Series Q
1.625%, 1/15/31	235,000	206,334
Oklahoma Gas & Electric Co.
3.800%, 8/15/28 (x)	350,000	348,393
5.400%, 1/15/33	350,000	365,665
Oncor Electric Delivery Co. LLC
4.300%, 5/15/28	500,000	504,271
3.700%, 11/15/28	1,250,000	1,241,389
2.750%, 5/15/30	185,000	174,402
4.150%, 6/1/32	95,000	92,909
4.550%, 9/15/32	180,000	179,690
Pacific Gas and Electric Co.
5.450%, 6/15/27 (x)	500,000	508,074
2.100%, 8/1/27	750,000	727,279
3.000%, 6/15/28	520,000	504,474
6.100%, 1/15/29	500,000	523,335
4.200%, 3/1/29	350,000	347,548
4.550%, 7/1/30	3,500,000	3,489,026
3.250%, 6/1/31	1,085,000	1,010,141
6.150%, 1/15/33	85,000	90,224
6.400%, 6/15/33	500,000	540,073
5.800%, 5/15/34	500,000	520,365
5.700%, 3/1/35	500,000	514,200
PacifiCorp
5.450%, 2/15/34	2,000,000	2,030,783
PECO Energy Co.
4.900%, 6/15/33	210,000	214,490
PPL Capital Funding, Inc.
5.250%, 9/1/34	115,000	117,754
PPL Electric Utilities Corp.
4.850%, 2/15/34	1,000,000	1,011,147
Public Service Co. of Colorado
3.700%, 6/15/28	350,000	348,008
Public Service Co. of New Hampshire
Series V 2.200%, 6/15/31	290,000	260,176
Public Service Co. of Oklahoma
5.250%, 1/15/33	200,000	205,063
Series J 2.200%, 8/15/31	250,000	221,746
Public Service Electric & Gas Co.
3.700%, 5/1/28	500,000	497,718
3.650%, 9/1/28	300,000	297,696
3.200%, 5/15/29	250,000	243,531
2.450%, 1/15/30	165,000	154,977
1.900%, 8/15/31	235,000	207,560
5.200%, 8/1/33	500,000	518,213
4.900%, 8/15/35	355,000	357,144
Series Q 5.050%, 3/1/35	115,000	117,490
Southern California Edison Co.
5.300%, 3/1/28	310,000	316,315
2.850%, 8/1/29	660,000	625,220
2.250%, 6/1/30	655,000	593,689
5.450%, 6/1/31	750,000	775,969
2.750%, 2/1/32	315,000	280,225
Series D 4.700%, 6/1/27	500,000	503,749
Series G 2.500%, 6/1/31	500,000	448,656
Southern Co. (The)
5.113%, 8/1/27 (e)	500,000	507,697
4.850%, 6/15/28	500,000	508,719
5.500%, 3/15/29	200,000	207,637
5.700%, 10/15/32	310,000	328,426
Series 2025 (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.07%), 6.375%, 3/15/55 (k)	500,000	520,625
Series 21-B 1.750%, 3/15/28	210,000	199,935
Southwestern Electric Power Co.
Series M 4.100%, 9/15/28	750,000	749,487
System Energy Resources, Inc.
5.300%, 12/15/34	185,000	186,300
Tampa Electric Co.
2.400%, 3/15/31	140,000	127,418
5.150%, 3/1/35	350,000	354,763
Tucson Electric Power Co.
1.500%, 8/1/30	225,000	200,113
Union Electric Co.
2.950%, 6/15/27	500,000	494,354
3.500%, 3/15/29	500,000	490,354
5.250%, 4/15/35	160,000	164,882
Virginia Electric and Power Co.
2.300%, 11/15/31	500,000	444,561
5.000%, 4/1/33	500,000	512,172
5.300%, 8/15/33	500,000	518,535
5.050%, 8/15/34 (x)	105,000	106,365
5.150%, 3/15/35	250,000	254,498

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Series A 3.500%, 3/15/27	$750,000	$745,999
3.800%, 4/1/28	500,000	498,432
2.875%, 7/15/29	175,000	167,852
Series B 3.750%, 5/15/27	390,000	389,136
Series C
4.900%, 9/15/35	500,000	497,711
Wisconsin Electric Power Co.
1.700%, 6/15/28	310,000	294,505
4.600%, 10/1/34	500,000	494,331
Wisconsin Power & Light Co.
3.050%, 10/15/27	350,000	344,339
1.950%, 9/16/31	250,000	219,291
Xcel Energy, Inc.
1.750%, 3/15/27	415,000	403,777
4.000%, 6/15/28	500,000	499,586
2.600%, 12/1/29	350,000	328,552
2.350%, 11/15/31	500,000	443,214
5.450%, 8/15/33	250,000	258,181

		92,743,124

Gas Utilities (0.1%)
Atmos Energy Corp.
3.000%, 6/15/27	310,000	306,760
2.625%, 9/15/29	800,000	760,134
CenterPoint Energy Resources Corp.
5.250%, 3/1/28	1,000,000	1,025,115
4.000%, 4/1/28	500,000	498,965
4.400%, 7/1/32	100,000	98,893
National Fuel Gas Co.
3.950%, 9/15/27	300,000	298,643
4.750%, 9/1/28	300,000	303,099
Piedmont Natural Gas Co., Inc.
3.500%, 6/1/29	500,000	488,839
2.500%, 3/15/31	380,000	346,438
5.100%, 2/15/35	500,000	507,516
Southern California Gas Co.
2.950%, 4/15/27	280,000	276,806
5.450%, 6/15/35	1,000,000	1,041,203
Southwest Gas Corp.
5.450%, 3/23/28	335,000	343,308
2.200%, 6/15/30	500,000	454,473
4.050%, 3/15/32	150,000	144,649
Spire Missouri, Inc.
Series 2034 5.150%, 8/15/34	220,000	225,423

		7,120,264

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)
5.450%, 6/1/28	500,000	511,340
Constellation Energy Generation LLC
5.600%, 3/1/28	310,000	319,831
5.800%, 3/1/33	355,000	379,137
Southern Power Co.
Series A 4.250%, 10/1/30	125,000	124,736

		1,335,044

Multi-Utilities (0.5%)
Ameren Corp.
1.950%, 3/15/27	500,000	488,396
1.750%, 3/15/28	375,000	356,269
5.375%, 3/15/35	250,000	257,075
Ameren Illinois Co.
3.800%, 5/15/28	350,000	348,772
1.550%, 11/15/30	210,000	185,394
Black Hills Corp.
5.950%, 3/15/28	200,000	207,287
3.050%, 10/15/29	250,000	238,858
2.500%, 6/15/30	315,000	291,901
4.550%, 1/31/31	225,000	224,918
CMS Energy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.96%), 6.500%, 6/1/55 (k)	1,000,000	1,027,500
Consolidated Edison Co. of New York, Inc.
3.800%, 5/15/28	550,000	548,193
2.400%, 6/15/31	750,000	685,220
5.200%, 3/1/33	500,000	520,926
Series B 3.125%, 11/15/27	300,000	296,290
Series D 4.000%, 12/1/28	500,000	500,948
Consumers Energy Co.
4.650%, 3/1/28	500,000	507,858
3.800%, 11/15/28	750,000	747,050
4.900%, 2/15/29	500,000	513,098
4.700%, 1/15/30	115,000	117,458
3.600%, 8/15/32	335,000	317,727
5.050%, 5/15/35	175,000	177,880
Dominion Energy, Inc.
4.250%, 6/1/28	500,000	501,188
5.450%, 3/15/35	250,000	256,346
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.000%, 2/15/56 (k)	500,000	502,500
Series A 4.350%, 8/15/32	250,000	245,213
Series C 2.250%, 8/15/31	455,000	405,324
DTE Energy Co.
4.950%, 7/1/27	130,000	131,677
4.875%, 6/1/28	415,000	422,032
2.950%, 3/1/30	250,000	236,914
5.200%, 4/1/30	500,000	515,663
5.850%, 6/1/34	1,000,000	1,066,835
Series C
3.400%, 6/15/29	164,000	159,421
NiSource, Inc.
3.490%, 5/15/27	1,250,000	1,241,791
5.250%, 3/30/28	450,000	461,409
5.200%, 7/1/29	175,000	180,136
2.950%, 9/1/29	350,000	335,756
5.400%, 6/30/33	210,000	217,788
5.350%, 7/15/35	250,000	255,530
Public Service Enterprise Group, Inc.
1.600%, 8/15/30	500,000	442,660

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
2.450%, 11/15/31	$500,000	$447,196
6.125%, 10/15/33	500,000	538,229
5.400%, 3/15/35	115,000	118,209
Puget Energy, Inc.
2.379%, 6/15/28	625,000	598,097
4.224%, 3/15/32	355,000	339,910
San Diego Gas & Electric Co.
4.950%, 8/15/28	500,000	512,251
Series VVV 1.700%, 10/1/30	235,000	209,777
Series XXX 3.000%, 3/15/32	500,000	459,804
Sempra
3.250%, 6/15/27	500,000	494,300
3.700%, 4/1/29	445,000	438,052
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.125%, 4/1/52 (k)	40,000	39,150
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.400%, 10/1/54 (k)	1,000,000	1,015,000
Southern Co. Gas Capital Corp.
5.150%, 9/15/32	250,000	256,529
5.750%, 9/15/33	360,000	381,287
4.950%, 9/15/34	500,000	502,340
Series B 5.100%, 9/15/35	125,000	125,912
WEC Energy Group, Inc.
5.150%, 10/1/27	355,000	361,699
1.375%, 10/15/27	500,000	477,872
4.750%, 1/15/28	250,000	253,845
2.200%, 12/15/28	500,000	475,230
1.800%, 10/15/30	172,000	152,966

		24,334,856

Water Utilities (0.0%)†
American Water Capital Corp.
3.750%, 9/1/28	750,000	746,305
3.450%, 6/1/29	500,000	489,295
2.300%, 6/1/31	400,000	360,852
Essential Utilities, Inc.
3.566%, 5/1/29	300,000	294,043
5.250%, 8/15/35	350,000	357,291

		2,247,786

Total Utilities		127,781,074

Total Corporate Bonds		1,541,964,291

Foreign Government Securities (2.2%)
Canada Government Bond
3.750%, 4/26/28 (x)	780,000	782,807
4.625%, 4/30/29 (x)	2,335,000	2,396,190
4.000%, 3/18/30 (x)	1,500,000	1,515,698
Export Development Canada
3.000%, 5/25/27	1,000,000	991,941
3.875%, 2/14/28	750,000	754,372
4.125%, 2/13/29	1,500,000	1,522,158
4.000%, 6/20/30	1,000,000	1,009,855
4.750%, 6/5/34	295,000	307,915
Export-Import Bank of Korea
1.625%, 1/18/27	364,000	355,835
2.375%, 4/21/27	1,500,000	1,472,010
4.250%, 9/15/27	323,000	325,171
5.000%, 1/11/28	220,000	225,117
4.875%, 1/14/30	1,000,000	1,032,270
1.375%, 2/9/31	750,000	659,925
2.125%, 1/18/32	356,000	316,726
5.125%, 1/11/33	260,000	271,742
5.125%, 9/18/33	345,000	361,846
5.250%, 1/14/35	200,000	212,538
Italian Republic Government Bond
2.875%, 10/17/29	1,000,000	962,521
Japan Bank for International Cooperation
4.625%, 7/22/27	360,000	364,628
2.750%, 11/16/27	475,000	466,772
4.625%, 7/19/28	200,000	204,137
3.500%, 10/31/28	2,000,000	1,985,304
2.125%, 2/16/29	750,000	709,346
2.000%, 10/17/29	430,000	402,344
1.250%, 1/21/31	600,000	525,831
4.375%, 1/24/31	1,000,000	1,018,474
1.875%, 4/15/31	1,200,000	1,080,727
Japan International Cooperation Agency
2.750%, 4/27/27	690,000	679,478
3.250%, 5/25/27 (x)	750,000	741,759
3.375%, 6/12/28	500,000	495,594
4.750%, 5/21/29	200,000	204,775
1.750%, 4/28/31	595,000	526,132
Oriental Republic of Uruguay
4.375%, 10/27/27	1,666,667	1,677,500
Province of Alberta
3.300%, 3/15/28	1,250,000	1,239,080
4.500%, 6/26/29	500,000	512,168
1.300%, 7/22/30	1,100,000	983,466
4.500%, 1/24/34	1,500,000	1,518,279
Province of British Columbia
4.700%, 1/24/28	1,500,000	1,530,218
4.900%, 4/24/29	500,000	518,069
3.900%, 8/27/30 (x)	1,590,000	1,590,741
1.300%, 1/29/31	400,000	353,441
4.200%, 7/6/33	680,000	676,145
4.750%, 6/12/34	1,000,000	1,023,093
4.800%, 6/11/35	1,485,000	1,516,753
Province of Manitoba
1.500%, 10/25/28	585,000	550,970
4.300%, 7/27/33	500,000	506,146
4.900%, 5/31/34	1,000,000	1,031,901
Province of New Brunswick
3.625%, 2/24/28	600,000	598,264
Province of Ontario
3.100%, 5/19/27	400,000	396,868
4.200%, 1/18/29	1,000,000	1,013,163
2.000%, 10/2/29	1,250,000	1,174,190
4.700%, 1/15/30	1,000,000	1,031,933
1.125%, 10/7/30	1,000,000	880,080
1.600%, 2/25/31	1,000,000	893,310
1.800%, 10/14/31 (x)	1,500,000	1,329,001
4.850%, 6/11/35	1,000,000	1,028,283
Province of Quebec
2.750%, 4/12/27	1,750,000	1,730,134

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
4.500%, 4/3/29	$2,500,000	$2,557,710
1.350%, 5/28/30	1,000,000	899,645
1.900%, 4/21/31	1,250,000	1,125,212
4.250%, 9/5/34	1,000,000	989,298
4.625%, 8/28/35 (x)	1,000,000	1,008,164
Republic of Chile
2.750%, 1/31/27	200,000	196,700
2.450%, 1/31/31	325,000	297,213
Republic of Indonesia
4.150%, 9/20/27	200,000	200,350
3.500%, 1/11/28	1,000,000	991,000
4.550%, 1/11/28	400,000	403,500
4.100%, 4/24/28	800,000	801,300
4.750%, 2/11/29	2,500,000	2,537,500
2.150%, 7/28/31	1,250,000	1,109,375
3.550%, 3/31/32	200,000	189,800
4.650%, 9/20/32	200,000	201,250
4.850%, 1/11/33	400,000	404,250
4.700%, 2/10/34	2,000,000	1,996,880
Republic of Korea
2.750%, 1/19/27	1,750,000	1,732,780
3.500%, 9/20/28 (x)	1,000,000	994,190
2.500%, 6/19/29	505,000	483,871
1.750%, 10/15/31	210,000	187,398
Republic of Panama
3.160%, 1/23/30	1,500,000	1,404,000
7.500%, 3/1/31	1,500,000	1,662,750
Republic of Peru
2.783%, 1/23/31	2,240,000	2,073,120
3.000%, 1/15/34	2,000,000	1,740,000
Republic of Philippines
5.170%, 10/13/27	200,000	203,812
3.000%, 2/1/28	1,150,000	1,124,125
4.625%, 7/17/28	240,000	242,926
3.750%, 1/14/29	975,000	962,812
2.457%, 5/5/30	3,360,000	3,131,100
5.250%, 5/14/34	2,000,000	2,090,000
5.500%, 2/4/35	500,000	529,110
4.750%, 3/5/35	1,000,000	1,002,500
Republic of Poland
4.625%, 3/18/29	500,000	509,580
5.125%, 9/18/34	2,000,000	2,045,540
5.375%, 2/12/35	1,050,000	1,090,163
State of Israel Government Bond
3.250%, 1/17/28	750,000	735,937
5.375%, 3/12/29	500,000	514,350
2.500%, 1/15/30	515,000	477,141
4.500%, 1/17/33	220,000	214,729
5.500%, 3/12/34	1,250,000	1,296,238
5.625%, 2/19/35	660,000	687,786
Svensk Exportkredit AB
2.250%, 3/22/27	500,000	491,313
4.125%, 6/14/28	500,000	506,037
3.750%, 7/29/30 (x)	755,000	752,229
4.875%, 10/4/30	600,000	625,452
United Mexican States
4.150%, 3/28/27	2,745,000	2,742,255
3.750%, 1/11/28	855,000	848,160
4.500%, 4/22/29	455,000	457,787
3.250%, 4/16/30	2,500,000	2,360,000
6.000%, 5/13/30	1,000,000	1,047,500
4.750%, 3/22/31	1,000,000	988,650
5.375%, 3/22/33	1,500,000	1,486,095
3.500%, 2/12/34	2,000,000	1,730,000
5.625%, 9/22/35	1,550,000	1,531,012

Total Foreign Government Securities		108,796,729

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839%, 1/1/41	2,000	1,965
Central Puget Sound Regional Transit Authority
5.491%, 11/1/39	4,000	4,111
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.395%, 1/1/40	4,000	4,445
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	4,000	4,142
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	2,000	2,012
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.750%, 8/1/49	4,000	4,436
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	204,000	217,301
Florida State Board of Administration Finance Corp. Revenue Bonds, Series 2020A
2.154%, 7/1/30	500,000	460,054
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
7.055%, 4/1/57	3,000	3,365
New Jersey Economic Development Authority, NATL-RE
7.425%, 2/15/29	1,000,000	1,044,400
Ohio State University (The)
4.910%, 6/1/40	4,000	4,004
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	1,000	995
5.561%, 12/1/49	3,000	2,934
Regents of the University of California Medical Center Pooled Revenue, Series 2022
4.132%, 5/15/32	250,000	247,956

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
San Diego County Water Authority
6.138%, 5/1/49	$4,000	$4,113
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
7.043%, 4/1/50	4,000	4,567
State Board of Administration Finance Corp.
1.705%, 7/1/27	500,000	485,040
State of California Federally Taxable General Obligation Bonds Various Purpose
3.500%, 4/1/28	250,000	249,409
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	2,000	2,060
State of Wisconsin
3.154%, 5/1/27	1,300,000	1,293,239
University of California
1.316%, 5/15/27	250,000	241,962
1.614%, 5/15/30	125,000	113,556

Total Municipal Bonds		4,396,066

Supranational (2.5%)
African Development Bank
4.375%, 3/14/28	800,000	813,049
3.500%, 9/18/29	2,000,000	1,988,364
4.000%, 3/18/30 (x)	750,000	757,265
4.500%, 6/12/35	1,195,000	1,219,981
Asian Development Bank
2.625%, 1/12/27	2,500,000	2,473,993
1.500%, 1/20/27	2,000,000	1,955,782
2.500%, 11/2/27	2,500,000	2,453,526
4.375%, 1/14/28 (x)	2,000,000	2,031,873
2.750%, 1/19/28	1,000,000	983,841
3.750%, 4/25/28	1,040,000	1,043,737
1.250%, 6/9/28	500,000	473,145
4.500%, 8/25/28	1,531,000	1,566,406
3.125%, 9/26/28	400,000	394,826
4.375%, 3/6/29	1,000,000	1,022,186
1.875%, 3/15/29	1,000,000	947,422
1.750%, 9/19/29	500,000	466,975
1.875%, 1/24/30	1,000,000	930,395
3.750%, 8/28/30	1,300,000	1,300,613
0.750%, 10/8/30	1,000,000	869,032
1.500%, 3/4/31	600,000	535,531
3.125%, 4/27/32	500,000	476,869
3.875%, 9/28/32	400,000	397,309
4.000%, 1/12/33	85,000	84,901
3.875%, 6/14/33	500,000	494,761
4.375%, 3/22/35	500,000	507,026
Asian Infrastructure Investment Bank (The)
3.750%, 9/14/27	400,000	401,168
3.625%, 9/15/28	535,000	535,557
4.500%, 1/16/30	3,000,000	3,088,680
4.250%, 3/13/34	500,000	505,415
4.500%, 5/21/35	140,000	143,833
Corp. Andina de Fomento
2.250%, 2/8/27	650,000	635,649
6.000%, 4/26/27	440,000	451,633
4.125%, 1/7/28	1,000,000	1,004,216
5.000%, 1/22/30	1,000,000	1,034,876
Council of Europe Development Bank
3.625%, 1/26/28 (x)	500,000	500,089
European Bank for Reconstruction & Development
4.375%, 3/9/28	1,400,000	1,421,225
4.250%, 3/13/34	1,500,000	1,512,436
European Investment Bank
1.375%, 3/15/27	2,500,000	2,434,913
4.375%, 3/19/27	1,500,000	1,513,526
2.375%, 5/24/27	1,000,000	983,667
0.625%, 10/21/27 (x)	980,000	929,951
3.875%, 3/15/28	800,000	805,639
3.875%, 6/15/28	1,500,000	1,511,159
4.500%, 10/16/28	750,000	767,823
4.000%, 2/15/29	2,000,000	2,022,870
1.750%, 3/15/29	800,000	754,941
4.750%, 6/15/29	833,000	863,060
1.625%, 10/9/29	410,000	381,302
4.500%, 3/14/30	2,000,000	2,060,200
3.625%, 7/15/30	960,000	954,709
0.750%, 9/23/30	750,000	653,452
3.875%, 10/15/30	1,645,000	1,651,854
1.250%, 2/14/31	1,475,000	1,301,638
1.625%, 5/13/31	750,000	671,874
4.375%, 10/10/31	250,000	256,736
4.250%, 8/16/32 (x)	2,592,000	2,633,950
3.750%, 2/14/33	815,000	802,511
4.125%, 2/13/34	3,500,000	3,506,100
4.625%, 2/12/35	570,000	589,513
Inter-American Development Bank
1.500%, 1/13/27	1,500,000	1,460,703
0.625%, 9/16/27	1,000,000	951,125
4.000%, 1/12/28	800,000	806,430
1.125%, 7/20/28	1,250,000	1,165,184
3.125%, 9/18/28	750,000	740,946
2.250%, 6/18/29	1,000,000	955,235
3.500%, 9/14/29	800,000	795,906
4.500%, 2/15/30	2,000,000	2,059,154
1.125%, 1/13/31	3,800,000	3,337,220
3.625%, 9/17/31	800,000	789,651
4.500%, 9/13/33	800,000	823,081
4.375%, 7/17/34	1,000,000	1,016,818
4.375%, 7/16/35	415,000	420,034
Inter-American Investment Corp.
4.125%, 2/15/28	750,000	756,186
4.250%, 2/14/29	2,000,000	2,030,383
International Bank for Reconstruction & Development
3.125%, 6/15/27	1,200,000	1,192,911
0.750%, 11/24/27	1,855,000	1,760,472
1.375%, 4/20/28	2,000,000	1,903,644
4.625%, 8/1/28	1,000,000	1,025,638
1.125%, 9/13/28	2,400,000	2,249,464
3.875%, 10/16/29	2,000,000	2,014,435
1.750%, 10/23/29	1,350,000	1,258,721

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
3.875%, 2/14/30	$1,030,000	$1,036,087
4.125%, 3/20/30	2,000,000	2,030,625
4.000%, 7/25/30	2,475,000	2,499,855
0.750%, 8/26/30	1,685,000	1,469,925
3.500%, 10/28/30 (x)	1,055,000	1,043,057
1.250%, 2/10/31	8,500,000	7,506,948
1.625%, 11/3/31	1,667,000	1,471,606
4.625%, 1/15/32	3,000,000	3,112,500
2.500%, 3/29/32	2,000,000	1,843,097
3.875%, 8/28/34	1,476,000	1,448,148
4.375%, 8/27/35	1,000,000	1,012,216
International Finance Corp.
4.500%, 7/13/28	450,000	459,325
4.250%, 7/2/29	1,400,000	1,427,920
0.750%, 8/27/30	750,000	653,629
Nordic Investment Bank
3.375%, 9/8/27	643,000	637,175
4.375%, 3/14/28	400,000	406,440
4.250%, 2/28/29	2,000,000	2,036,098

Total Supranational		125,082,965

U.S. Government Agency Securities (1.3%)
FFCB
4.250%, 1/14/28	1,000,000	1,014,516
1.040%, 1/25/29	10,000,000	9,273,564
4.000%, 4/1/30	2,000,000	2,026,847
1.380%, 1/14/31	15,000,000	13,336,200
4.970%, 9/17/35	250,000	249,743
5.000%, 10/29/35	500,000	498,583
FHLB
4.000%, 3/10/27	5,000,000	5,028,189
3.875%, 6/4/27	800,000	804,227
3.500%, 9/9/27 (x)	7,000,000	7,001,811
3.500%, 10/4/27	3,600,000	3,595,504
3.250%, 11/16/28 (x)	5,000,000	4,970,175
5.500%, 7/15/36	3,000	3,288
FHLMC
4.550%, 2/11/28	1,000,000	1,000,402
4.125%, 10/20/28	1,000,000	999,839
4.300%, 9/19/30	250,000	249,176
4.300%, 9/26/30	500,000	499,767
FNMA
0.750%, 10/8/27	9,000,000	8,581,880
0.875%, 8/5/30(x)	5,000,000	4,405,351
Tennessee Valley Authority
3.875%, 8/1/30	660,000	661,945
4.375%, 8/1/34 (x)	730,000	738,808
4.875%, 5/15/35	835,000	860,422
Series A
2.875%, 2/1/27	1,000,000	993,150

Total U.S. Government Agency Securities		66,793,387

U.S. Treasury Obligations (53.9%)
U.S. Treasury Notes
4.125%, 1/31/27	20,000,000	20,128,394
2.250%, 2/15/27	34,000,000	33,527,237
4.125%, 2/15/27	25,000,000	25,162,002
4.125%, 2/28/27	20,000,000	20,137,324
4.250%, 3/15/27	15,000,000	15,127,125
3.875%, 3/31/27	15,000,000	15,066,347
3.750%, 4/30/27 (x)	20,000,000	20,064,196
3.875%, 5/31/27	15,000,000	15,078,885
3.750%, 6/30/27	20,000,000	20,080,536
4.375%, 7/15/27	20,000,000	20,266,750
3.875%, 7/31/27	15,000,000	15,089,666
2.250%, 8/15/27	25,000,000	24,517,155
3.625%, 8/31/27	20,000,000	20,046,462
3.375%, 9/15/27	25,000,000	24,958,942
0.375%, 9/30/27	17,000,000	16,115,738
3.500%, 9/30/27	20,000,000	20,008,150
3.875%, 10/15/27	15,000,000	15,103,365
4.125%, 10/31/27	15,000,000	15,168,497
2.250%, 11/15/27	14,000,000	13,690,482
4.125%, 11/15/27	20,000,000	20,232,688
0.625%, 11/30/27	16,500,000	15,638,327
3.875%, 11/30/27	10,000,000	10,073,120
4.000%, 12/15/27	10,000,000	10,099,330
0.625%, 12/31/27	22,000,000	20,799,427
3.875%, 12/31/27	15,000,000	15,113,714
4.250%, 1/15/28	15,000,000	15,224,856
3.500%, 1/31/28	15,000,000	15,004,638
2.750%, 2/15/28	23,500,000	23,148,510
4.250%, 2/15/28	20,000,000	20,311,470
4.000%, 2/29/28	15,000,000	15,158,465
3.875%, 3/15/28	15,000,000	15,124,893
3.625%, 3/31/28	17,500,000	17,550,727
3.500%, 4/30/28	29,000,000	29,000,603
2.875%, 5/15/28	60,000,000	59,158,908
1.250%, 5/31/28 (x)	51,000,000	48,367,370
3.625%, 5/31/28	16,000,000	16,045,737
3.875%, 6/15/28	15,000,000	15,134,172
4.000%, 6/30/28	25,000,000	25,298,375
3.875%, 7/15/28	20,000,000	20,176,918
4.125%, 7/31/28	20,000,000	20,303,674
2.875%, 8/15/28	49,000,000	48,225,775
3.625%, 8/15/28	15,000,000	15,043,308
1.125%, 8/31/28	10,000,000	9,396,254
4.375%, 8/31/28	25,000,000	25,535,720
3.375%, 9/15/28	10,000,000	9,963,027
4.625%, 9/30/28	20,000,000	20,571,066
4.875%, 10/31/28	25,000,000	25,894,348
3.125%, 11/15/28	77,500,000	76,655,901
3.500%, 11/15/28	10,000,000	9,992,875
4.375%, 11/30/28	15,000,000	15,345,836
3.750%, 12/31/28	38,000,000	38,230,082
1.750%, 1/31/29	10,000,000	9,478,011
4.000%, 1/31/29	25,000,000	25,328,030
2.625%, 2/15/29	64,000,000	62,244,966
4.250%, 2/28/29	35,000,000	35,724,290
4.125%, 3/31/29	50,000,000	50,859,525
4.625%, 4/30/29	10,000,000	10,328,490
2.375%, 5/15/29	69,000,000	66,391,096
4.500%, 5/31/29	25,000,000	25,732,423
4.250%, 6/30/29	20,000,000	20,439,624
4.000%, 7/31/29	10,000,000	10,135,492
3.625%, 8/31/29	17,000,000	17,007,970
3.500%, 9/30/29	10,000,000	9,960,455
4.000%, 10/31/29	15,000,000	15,206,185
4.125%, 10/31/29	20,000,000	20,354,688
4.125%, 11/30/29	20,000,000	20,357,812
3.875%, 12/31/29	15,000,000	15,136,064
4.375%, 12/31/29	15,000,000	15,411,094
3.500%, 1/31/30	15,000,000	14,923,829

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
1.500%, 2/15/30	$17,500,000	$16,084,381
4.000%, 2/28/30	10,000,000	10,135,153
3.625%, 3/31/30	15,000,000	14,982,422
4.000%, 3/31/30	20,000,000	20,271,866
3.500%, 4/30/30	15,000,000	14,905,079
3.750%, 5/31/30	13,000,000	13,041,318
3.750%, 6/30/30	15,000,000	15,049,218
3.875%, 6/30/30	12,000,000	12,100,313
3.875%, 7/31/30	7,500,000	7,561,523
4.000%, 7/31/30	15,000,000	15,201,963
0.625%, 8/15/30	35,000,000	30,480,079
3.625%, 8/31/30	20,000,000	19,946,876
4.125%, 8/31/30	15,000,000	15,276,663
3.625%, 9/30/30	10,000,000	9,970,312
4.625%, 9/30/30	10,000,000	10,400,000
4.875%, 10/31/30	15,000,000	15,772,266
0.875%, 11/15/30	15,000,000	13,125,000
3.500%, 11/30/30	10,000,000	9,909,375
4.375%, 11/30/30	7,500,000	7,722,656
3.750%, 12/31/30	20,000,000	20,029,688
4.000%, 1/31/31	18,500,000	18,731,250
1.125%, 2/15/31	21,300,000	18,768,961
4.125%, 3/31/31	15,000,000	15,270,704
4.625%, 4/30/31	15,000,000	15,629,430
1.625%, 5/15/31	40,000,000	35,868,752
4.625%, 5/31/31	10,000,000	10,421,117
4.250%, 6/30/31	12,000,000	12,285,000
4.125%, 7/31/31	15,000,000	15,262,961
1.250%, 8/15/31	45,000,000	39,251,952
3.750%, 8/31/31	15,000,000	14,966,016
3.625%, 9/30/31	15,000,000	14,869,195
1.375%, 11/15/31	41,000,000	35,753,279
4.125%, 11/30/31	15,000,000	15,244,921
4.500%, 12/31/31	10,000,000	10,361,725
1.875%, 2/15/32	40,000,000	35,725,672
4.125%, 2/29/32	15,000,000	15,232,728
4.125%, 3/31/32	10,000,000	10,150,565
4.000%, 4/30/32	10,000,000	10,079,737
2.875%, 5/15/32	22,000,000	20,772,330
4.125%, 5/31/32	18,000,000	18,262,319
4.000%, 6/30/32	12,000,000	12,086,880
4.000%, 7/31/32	15,000,000	15,101,673
2.750%, 8/15/32	40,000,000	37,341,320
3.875%, 8/31/32	13,000,000	12,985,792
3.875%, 9/30/32	5,000,000	4,992,191
3.750%, 10/31/32	5,000,000	4,952,779
4.125%, 11/15/32	17,000,000	17,219,749
3.500%, 2/15/33	32,000,000	31,147,642
3.375%, 5/15/33	37,000,000	35,632,772
3.875%, 8/15/33	35,000,000	34,770,127
4.500%, 11/15/33	36,000,000	37,237,590
4.000%, 2/15/34	18,000,000	17,979,257
4.375%, 5/15/34	27,500,000	28,153,111
3.875%, 8/15/34	33,000,000	32,556,648
4.250%, 11/15/34	32,000,000	32,400,038
4.625%, 2/15/35	38,000,000	39,517,070
4.250%, 5/15/35	29,500,000	29,804,251
4.250%, 8/15/35	29,500,000	29,775,368
4.000%, 11/15/35	12,500,000	12,345,704

Total U.S. Treasury Obligations		2,697,052,138

Total Long-Term Debt Securities (90.8%) (Cost $4,590,214,676)		4,546,276,174

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)†
Financial Services (0.0%)†
FHLMC,
Series Z (0.00%, 7.88% Floor), 8.375% (k)(x)(y) *	17,000	244,800
FNMA,
Series S (0.00%, 7.75% Floor), 8.250% (k)(y)*	22,000	335,060

Total Preferred Stocks (0.0%)† (Cost $18,166)		579,860

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (8.1%)
Schwab Intermediate-Term U.S. Treasury ETF (x)	1,000,000	25,080,000
Schwab Short-Term U.S. Treasury ETF (x)	1,200,000	29,244,000
Vanguard Intermediate-Term Treasury ETF	2,900,000	173,797,000
Vanguard Short-Term Treasury ETF (x)	3,000,000	176,190,000

Total Exchange Traded Funds (8.1%) (Cost $414,627,605)		404,311,000

SHORT-TERM INVESTMENTS:
Investment Companies (1.2%)
BlackRock Liquidity FedFund, Institutional Shares 3.65% (7 day yield) (xx)	7,000,000	7,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.65% (7 day yield) (xx)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund 3.67% (7 day yield) (xx)	15,000,000	15,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	25,715,130	25,715,130
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 3.69% (7 day yield) (xx)	10,000,000	10,000,000

Total Investment Companies		58,715,130

Total Short-Term Investments (1.2%) (Cost $58,715,130)		58,715,130

Total Investments in Securities (100.1%) (Cost $5,063,575,577)		5,009,882,164
Other Assets Less Liabilities (-0.1%)		(3,252,402)

Net Assets (100%)		$5,006,629,762

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2025, the market value of these securities amounted to $4,833,591 or 0.1% of net assets.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2025. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2025.
(x)	All or a portion of security is on loan at December 31, 2025.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of December 31, 2025.

(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $85,405,633. This was collateralized by $28,605,779 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.750%, maturing 1/29/26 - 8/15/55 and by cash of $58,715,130 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CME	—	Chicago Mercantile Exchange
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
Floor	—	The minimum dividend yield an investor can expect to receive
FNMA	—	Federal National Mortgage Association
ICE	—	Intercontinental Exchange
NATL-RE	—	Insured by National Public Finance Guarantee Corp.
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$2,190,598	$—	$2,190,598
Corporate Bonds
Communication Services	—	90,942,168	—	90,942,168
Consumer Discretionary	—	74,510,709	—	74,510,709
Consumer Staples	—	90,208,622	—	90,208,622
Energy	—	87,884,519	—	87,884,519
Financials	—	638,794,744	—	638,794,744
Health Care	—	129,070,354	—	129,070,354
Industrials	—	92,761,337	—	92,761,337
Information Technology	—	110,846,203	—	110,846,203
Materials	—	37,596,681	—	37,596,681
Real Estate	—	61,567,880	—	61,567,880
Utilities	—	127,781,074	—	127,781,074
Exchange Traded Funds	404,311,000	—	—	404,311,000
Foreign Government Securities	—	108,796,729	—	108,796,729
Municipal Bonds	—	4,396,066	—	4,396,066
Preferred Stocks
Financials	579,860	—	—	579,860
Short-Term Investments
Investment Companies	58,715,130	—	—	58,715,130
Supranational	—	125,082,965	—	125,082,965
U.S. Government Agency Securities	—	66,793,387	—	66,793,387
U.S. Treasury Obligations	—	2,697,052,138	—	2,697,052,138

Total Assets	$463,605,990	$4,546,276,174	$—	$5,009,882,164

Total Liabilities	$—	$—	$—	$—

Total	$463,605,990	$4,546,276,174	$—	$5,009,882,164

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$278,758,326
Long-term U.S. government debt securities	593,878,592

$872,636,918

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$466,644,075
Long-term U.S. government debt securities	877,300,751

$1,343,944,826

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,168,051
Aggregate gross unrealized depreciation	(103,329,826)

Net unrealized depreciation	$(54,161,775)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,064,043,939

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $5,063,575,577)	$5,009,882,164
Cash	17,428,113
Foreign cash (Cost $476)	418
Dividends, interest and other receivables	41,697,782
Receivable for Portfolio shares sold	353,899
Securities lending income receivable	21,374
Other assets	21,830

Total assets	5,069,405,580

LIABILITIES
Payable for return of collateral on securities loaned	58,715,130
Payable for Portfolio shares repurchased	1,940,963
Investment management fees payable	1,131,950
Administrative fees payable	380,578
Distribution fees payable – Class IB	294,557
Accrued expenses	312,640

Total liabilities	62,775,818

Commitments and contingent liabilities^
NET ASSETS	$5,006,629,762

Net assets were comprised of:
Paid in capital	$5,225,238,566
Total distributable earnings (loss)	(218,608,804)

Net assets	$5,006,629,762

Class IB
Net asset value, offering and redemption price per share,$1,388,208,562 / 145,940,884 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.51

Class K
Net asset value, offering and redemption price per share,$3,618,421,200 / 381,095,808 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.49

(x)	Includes value of securities on loan of $85,405,633.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Interest	$163,647,700
Dividends	15,267,695
Securities lending (net)	236,618

Total income	179,152,013

EXPENSES
Investment management fees	16,334,008
Administrative fees	4,627,215
Distribution fees – Class IB	3,694,897
Professional fees	263,802
Printing and mailing expenses	258,960
Trustees’ fees	175,180
Custodian fees	127,700
Miscellaneous	233,779

Gross expenses	25,715,541
Less: Waiver from investment manager	(1,309,537)
Voluntary waiver from investment manager	(1,689,052)

Net expenses	22,716,952

NET INVESTMENT INCOME (LOSS)	156,435,061

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(28,366,567)

Change in unrealized appreciation (depreciation) on:
Investments in securities	200,956,568
Foreign currency translations	50

Net change in unrealized appreciation (depreciation)	200,956,618

NET REALIZED AND UNREALIZED GAIN (LOSS)	172,590,051

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$329,025,112

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$156,435,061	$141,629,430
Net realized gain (loss)	(28,366,567)	(24,757,669)
Net change in unrealized appreciation (depreciation)	200,956,618	21,230,829

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	329,025,112	138,102,590

Distributions to shareholders:
Class IB	(41,394,610)	(37,096,401)
Class K	(115,469,023)	(104,291,592)

Total distributions to shareholders	(156,863,633)	(141,387,993)

Tax return of capital:
Class IB	(41,278)	—
Class K	(115,143)	—

Total tax return of capital	(156,421)	—

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 342,337 shares, respectively ]	—	3,123,261
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (5,151,822) shares, respectively ]	—	(47,609,236)
Capital shares repurchased [ 0 and (261,455) shares, respectively ]	—	(2,394,864)

Total Class IA transactions	—	(46,880,839)

Class IB
Capital shares sold [ 13,192,577 and 15,506,290 shares, respectively ]	125,686,445	144,354,206
Capital shares issued in connection with share class combination (Note 1) [ 0 and 5,141,908 shares, respectively ]	—	47,609,236
Capital shares issued in reinvestment of dividends [ 4,370,610 and 4,013,966 shares, respectively ]	41,435,888	37,096,401
Capital shares repurchased [ (34,300,947) and (20,263,749) shares, respectively ]	(328,633,372)	(188,810,741)

Total Class IB transactions	(161,511,039)	40,249,102

Class K
Capital shares sold [ 36,533,854 and 72,719,457 shares, respectively ]	347,784,279	673,123,680
Capital shares issued in reinvestment of dividends [ 12,217,496 and 11,306,618 shares, respectively ]	115,584,166	104,291,592
Capital shares repurchased [ (82,456,331) and (53,326,374) shares, respectively ]	(780,645,322)	(496,612,558)

Total Class K transactions	(317,276,877)	280,802,714

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(478,787,916)	274,170,977

TOTAL INCREASE (DECREASE) IN NET ASSETS	(306,782,858)	270,885,574
NET ASSETS:
Beginning of year	5,313,412,620	5,042,527,046

End of year	$5,006,629,762	$5,313,412,620

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025		2024		2023	2022	2021
Net asset value, beginning of year	$9.21		$9.22		$9.01	$10.07	$10.49

Income (loss) from investment operations:
Net investment income (loss) (e)	0.27		0.23		0.19	0.14	0.12
Net realized and unrealized gain (loss)	0.32		(0.01)		0.22	(1.03)	(0.34)

Total from investment operations	0.59		0.22		0.41	(0.89)	(0.22)

Less distributions:
Dividends from net investment income	(0.29)		(0.23)		(0.20)	(0.15)	(0.15)
Distributions from net realized gains	—		—		—	(0.02)	(0.05)
Tax return of capital	—	#	—		—	—	—

Total dividends and distributions	(0.29)		(0.23)		(0.20)	(0.17)	(0.20)

Net asset value, end of year	$9.51		$9.21		$9.22	$9.01	$10.07

Total return	6.43%		2.41%		4.51%	(8.76)%	(2.08)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,388,209		$1,498,765		$1,459,781	$1,493,043	$1,847,383
Ratio of expenses to average net assets:
After waivers (f)	0.62	%(i)	0.64	%(i)	0.64%	0.65%	0.65%
Before waivers (f)	0.68%		0.68%		0.69%	0.68%	0.66%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.88%		2.50%		2.05%	1.50%	1.18%
Before waivers (f)	2.82%		2.46%		2.00%	1.47%	1.17%
Portfolio turnover rate^	17%		19%		21%	18%	24%

	Year Ended December 31,
Class K	2025		2024		2023	2022	2021
Net asset value, beginning of year	$9.20		$9.21		$8.99	$10.05	$10.47

Income (loss) from investment operations:
Net investment income (loss) (e)	0.30		0.26		0.21	0.16	0.15
Net realized and unrealized gain (loss)	0.31		(0.01)		0.23	(1.02)	(0.35)

Total from investment operations	0.61		0.25		0.44	(0.86)	(0.20)

Less distributions:
Dividends from net investment income	(0.32)		(0.26)		(0.22)	(0.18)	(0.17)
Distributions from net realized gains	—		—		—	(0.02)	(0.05)
Tax return of capital	—	#	—		—	—	—

Total dividends and distributions	(0.32)		(0.26)		(0.22)	(0.20)	(0.22)

Net asset value, end of year	$9.49		$9.20		$9.21	$8.99	$10.05

Total return	6.59%		2.67%		4.89%	(8.55)%	(1.86)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,618,421		$3,814,647		$3,536,068	$3,546,880	$4,808,382
Ratio of expenses to average net assets:
After waivers (f)	0.37	%(i)	0.39	%(i)	0.39%	0.40%	0.40%
Before waivers (f)	0.43%		0.43%		0.44%	0.43%	0.41%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	3.13%		2.76%		2.30%	1.74%	1.43%
Before waivers (f)	3.07%		2.71%		2.26%	1.71%	1.42%
Portfolio turnover rate^	17%		19%		21%	18%	24%

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(i)	Includes voluntary waiver from investment manager of 0.03% and 0.01% for years ended December 31, 2025 and 2024, respectively.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (11.4%)
Affirm Asset Securitization Trust,
Series 2024-A 1A 5.610%, 2/15/29§	$525,000	$525,852
Series 2024-A A 5.610%, 2/15/29§	150,000	150,243
Ally Auto Receivables Trust,
Series 2025-1 A3 3.960%, 3/15/30	170,000	170,563
American Credit Acceptance Receivables Trust,
Series 2023-3 C 6.440%, 10/12/29§	145,794	146,537
Series 2025-2 C 5.110%, 3/12/31§	255,000	256,601
AmeriCredit Automobile Receivables Trust,
Series 2021-3 C 1.410%, 8/18/27	219,410	218,004
Series 2023-1 B 5.570%, 3/20/28	450,000	453,585
Series 2024-1 A3 5.430%, 1/18/29	359,237	362,399
Applebee’s Funding LLC,
Series 2025-1A A2 6.720%, 6/7/55§	720,000	725,240
Aqua Finance Trust,
Series 2021-A A 1.540%, 7/17/46§	92,809	85,662
AutoNation Finance Trust,
Series 2025-1A A3 4.620%, 11/13/29§	180,000	181,690
Auxilior Term Funding LLC,
Series 2023-1A A2 6.180%, 12/15/28§	29,241	29,386
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-3A A 5.440%, 2/22/28§	940,000	951,459
Series 2024-1A A 5.360%, 6/20/30§	120,000	123,878
Series 2025-2A A 5.120%, 8/20/31§	100,000	102,618
BHG Securitization Trust,
Series 2024-1CON A 5.810%, 4/17/35§	52,705	53,862
Series 2025-2CON A 4.840%, 9/17/36§	228,270	230,437
Bluepeak ABS Issuer LLC,
Series 2025-1A A2 5.858%, 12/20/55§	740,000	742,232
BMW Vehicle Lease Trust,
Series 2024-2 A3 4.180%, 10/25/27	300,000	301,056
Series 2025-1 A3 4.430%, 6/26/28	135,000	136,219
BofA Auto Trust,
Series 2025-1A A3 4.350%, 11/20/29§	125,000	125,860
Bridgecrest Lending Auto Securitization Trust,
Series 2024-3 B 5.370%, 10/16/28	175,000	175,864
Series 2025-2 A3 4.780%, 12/15/28	345,000	346,655
Series 2025-3 A3 4.660%, 1/15/29	235,000	236,229
CarMax Auto Owner Trust,
Series 2023-2 A3 5.050%, 1/18/28	256,941	258,319
Series 2024-4 A3 4.600%, 10/15/29	665,000	672,000
Series 2025-2 A3 4.480%, 3/15/30	240,000	242,866
Series 2025-4 A3 3.970%, 12/16/30	220,000	220,411
CarMax Select Receivables Trust,
Series 2025-A A3 4.770%, 9/17/29	380,000	383,326
Carvana Auto Receivables Trust,
Series 2023-P1 A3 5.980%, 12/10/27§	79,456	79,586
Series 2024-P2 A3 5.330%, 7/10/29	175,076	176,393
Series 2024-P4 A3 4.640%, 1/10/30	120,000	120,736
Series 2025-P2 A4 4.750%, 6/10/31	500,000	508,382
Series 2025-P3 A3 4.040%, 11/11/30	155,000	155,424
Chesapeake Funding II LLC,
Series 2023-1A A1 5.650%, 5/15/35§	118,112	118,693
Series 2024-1A A1 5.520%, 5/15/36§	107,940	108,975
Citizens Auto Receivables Trust,
Series 2024-1 A3 5.110%, 4/17/28§	111,180	111,825
Cloud Capital Holdco LP,
Series 2024-1A A2 5.781%, 11/22/49§	3,260,000	3,283,682
Compass Datacenters Issuer II LLC,
Series 2024-2A A1 5.022%, 8/25/49§	195,000	195,753
Compass Datacenters Issuer III LLC,
Series 2025-1A A2 5.656%, 2/25/50§	120,000	121,640
Consolidated Communications LLC,
Series 2025-1A B 6.506%, 5/20/55§	3,560,000	3,640,383
Credit Acceptance Auto Loan Trust,
Series 2023-1A A 6.480%, 3/15/33§	42,370	42,405
Series 2023-2A B 6.610%, 7/15/33§	435,000	438,456

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Series 2023-3A C 7.620%, 12/15/33§	$100,000	$103,219
Series 2025-1A A 5.020%, 3/15/35§	365,000	370,282
Series 2025-2A B 4.870%, 1/15/36§	310,000	312,888
Crockett Partners Equipment Co. IIA LLC,
Series 2024-1C A 6.050%, 1/20/31§	258,747	261,857
CyrusOne Data Centers Issuer I LLC,
Series 2025-1A A2 5.910%, 2/20/50§	350,000	356,924
Dell Equipment Finance Trust,
Series 2023-3 A3 5.930%, 4/23/29§	270,914	272,392
DLLMT LLC,
Series 2023-1A A3 5.340%, 3/22/27§	228,985	229,926
Drive Auto Receivables Trust,
Series 2024-2 B 4.520%, 7/16/29	420,000	421,688
Enterprise Fleet Financing LLC,
Series 2022-3 A2 4.380%, 7/20/29§	6,251	6,254
Series 2023-2 A2 5.560%, 4/22/30§	115,111	115,774
Series 2024-1 A3 5.160%, 9/20/30§	150,000	152,914
Series 2024-3 A4 5.060%, 3/20/31§	245,000	250,419
Series 2025-1 A3 4.820%, 2/20/29§	175,000	177,925
Series 2025-3 A3 4.460%, 9/20/29§	430,000	435,343
Exeter Automobile Receivables Trust,
Series 2024-4A C 5.480%, 8/15/30	200,000	202,078
Series 2025-2A A3 4.740%, 1/16/29	630,000	631,859
Series 2025-4A A3 4.390%, 9/17/29	85,000	85,384
Exeter Select Automobile Receivables Trust,
Series 2025-1 A3 4.690%, 4/15/30	105,000	106,160
First Investors Auto Owner Trust,
Series 2025-1A C 4.750%, 12/15/31§	350,000	350,631
Flagship Credit Auto Trust,
Series 2023-2 C 5.810%, 5/15/29§	460,000	459,339
Ford Credit Auto Lease Trust,
Series 2025-A A3 4.720%, 6/15/28	220,000	221,969
Ford Credit Auto Owner Trust,
Series 2021-1 A 1.370%, 10/17/33§	275,000	272,916
Frontier Issuer LLC,
Series 2023-1 A2 6.600%, 8/20/53§	605,000	610,831
Series 2024-1 A2 6.190%, 6/20/54§	170,000	174,220
Series 2024-1 B 7.020%, 6/20/54§	1,588,000	1,653,383
GECU Auto Receivables Trust,
Series 2023-1A A3 5.630%, 8/15/28§	198,042	199,042
GLS Auto Receivables Issuer Trust,
Series 2024-2A B 5.770%, 11/15/28§	395,000	397,853
Series 2024-3A B 5.080%, 1/16/29§	205,000	206,380
Series 2024-4A A3 4.750%, 7/17/28§	135,000	135,289
Series 2025-2A C 5.110%, 1/15/31§	150,000	152,709
GLS Auto Select Receivables Issuer Trust,
Series 2025-4A A2 4.170%, 2/18/31§	145,000	145,480
GLS Auto Select Receivables Trust,
Series 2024-2A A2 5.580%, 6/17/30§	51,965	52,469
Series 2024-3A A2 5.590%, 10/15/29§	179,949	182,021
Series 2024-4A A2 4.430%, 12/17/29§	134,566	135,053
Series 2025-1A A2 4.710%, 4/15/30§	179,783	180,996
Series 2025-3A A2 4.460%, 10/15/30§	175,738	176,390
GM Financial Automobile Leasing Trust,
Series 2025-1 A3 4.660%, 2/21/28	295,000	297,380
Series 2025-3 A3 4.170%, 8/21/28	390,000	392,169
GM Financial Revolving Receivables Trust,
Series 2021-1 A 1.170%, 6/12/34§	195,000	191,234
GreenSky Home Improvement Issuer Trust,
Series 2024-2 A4 5.150%, 10/27/59§	45,302	45,970
GreenSky Home Improvement Trust,
Series 2024-1 A3 5.550%, 6/25/59§	195,000	200,699
Hertz Vehicle Financing III LLC,
Series 2023-3A A 5.940%, 2/25/28§	630,000	639,269
Series 2024-1A A 5.440%, 1/25/29§	375,000	383,034
Hertz Vehicle Financing LLC,
Series 2022-2A A 2.330%, 6/26/28§	400,000	390,783

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Hilton Grand Vacations Trust,
Series 2022-2A C 5.570%, 1/25/37§	$31,391	$31,702
Huntington Auto Trust,
Series 2024-1A A3 5.230%, 1/16/29§	234,167	236,776
Hyundai Auto Receivables Trust,
Series 2025-B A3 4.360%, 12/17/29	175,000	176,638
LAD Auto Receivables Trust,
Series 2023-4A B 6.390%, 10/16/28§	190,000	192,081
Series 2024-1A A4 5.170%, 9/15/28§	125,000	125,711
Series 2024-2A A3 5.610%, 8/15/28§	152,070	152,873
Series 2024-3A A3 4.520%, 3/15/29§	180,000	180,624
Series 2025-1A A3 4.690%, 7/16/29§	470,000	473,012
M&T Bank Auto Receivables Trust,
Series 2025-1A A3 4.730%, 6/17/30§	150,000	151,924
M&T Equipment Notes,
Series 2023-1A A3 5.740%, 7/15/30§	148,637	149,401
Merchants Fleet Funding LLC,
Series 2023-1A A 7.210%, 5/20/36§	202,832	203,719
Mercury Financial Credit Card Master Trust,
Series 2024-2A A 6.560%, 7/20/29§	355,000	357,784
MetroNet Infrastructure Issuer LLC,
Series 2025-2A A2 5.400%, 8/20/55§	220,000	222,436
Mission Lane Credit Card Master Trust,
Series 2024-B A 5.880%, 1/15/30§	330,000	332,601
MVW LLC,
Series 2024-1A A 5.320%, 2/20/43§	85,903	87,665
Navient Private Education Refi Loan Trust,
Series 2019-GA A 2.400%, 10/15/68§	32,335	31,383
Series 2021-EA A 0.970%, 12/16/69§	640,587	576,431
New Economy Assets - Phase 1 Sponsor LLC,
Series 2021-1 A1 1.910%, 10/20/61§	695,000	567,572
NextGear Floorplan Master Owner Trust,
Series 2025-2A A2 4.230%, 10/15/30§	240,000	240,419
Octagon 55 Ltd.,
Series 2021-1A D1R 6.721%, 3/20/38 (l)§	2,015,000	2,022,329
Octane Receivables Trust,
Series 2024-2A A2 5.800%, 7/20/32§	207,249	209,020
Series 2025-1A A2 4.250%, 2/20/31§	450,000	450,437
OHA Credit Funding 2 Ltd.,
Series 2019-2A D1R2 6.570%, 1/21/38 (l)§	2,850,000	2,859,707
OneMain Financial Issuance Trust,
Series 2022-S1 A 4.130%, 5/14/35§	368,802	368,765
OWN Equipment Fund I LLC,
Series 2024-2M A 5.700%, 12/20/32§	397,205	403,193
PenFed Auto Receivables Owner Trust,
Series 2024-A A3 4.700%, 6/15/29§	190,000	190,821
Planet Fitness Master Issuer LLC,
Series 2025-1A A2I 5.274%, 12/6/55§	200,000	201,170
Point Broadband Funding LLC,
Series 2025-1A A2 5.336%, 7/20/55§	3,100,000	3,117,295
Series 2025-1A B 5.727%, 7/20/55§	3,930,000	3,976,438
Post Road Equipment Finance LLC,
Series 2024-1A A2 5.590%, 11/15/29§	30,556	30,688
Prestige Auto Receivables Trust,
Series 2023-1A C 5.650%, 2/15/28§	202,677	203,010
Regional Management Issuance Trust,
Series 2024-1 A 5.830%, 7/15/36§	150,000	153,070
Republic Finance Issuance Trust,
Series 2024-A A 5.910%, 8/20/32§	235,000	237,310
Santander Drive Auto Receivables Trust,
Series 2023-1 C 5.090%, 5/15/30	101,455	102,221
Series 2023-3 C 5.770%, 11/15/30	155,000	157,897
Series 2023-4 B 5.770%, 12/15/28	325,000	328,129
Series 2023-5 B 6.160%, 12/17/29	495,000	502,689
Series 2024-3 A3 5.630%, 1/16/29	198,383	199,150
Series 2024-4 A3 4.850%, 1/16/29	202,544	203,072
Series 2025-2 A3 4.670%, 8/15/29	340,000	341,692
Series 2025-3 A2 4.630%, 10/16/28	280,761	281,646
Series 2025-4 A3 4.170%, 4/15/30	290,000	290,767

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
SBNA Auto Lease Trust,
Series 2024-A A3 5.390%, 11/20/26§	$37,933	$38,000
Series 2024-B A3 5.560%, 11/22/27§	217,201	218,377
Series 2024-C A3 4.560%, 2/22/28§	91,834	92,064
SCF Equipment Leasing LLC,
Series 2024-1A A3 5.520%, 1/20/32§	190,000	193,705
Series 2025-1A A3 5.110%, 11/21/33§	325,000	330,253
Series 2025-2A A3 4.330%, 6/20/36§	445,000	446,358
SEB Funding LLC,
Series 2024-1A A2 7.386%, 4/30/54§	240,000	245,972
SFS Auto Receivables Securitization Trust,
Series 2023-1A A3 5.470%, 10/20/28§	208,685	210,009
Series 2024-3A A3 4.550%, 6/20/30§	145,000	145,742
Series 2025-1A A3 4.750%, 7/22/30§	145,000	146,552
Series 2025-2A A3 4.440%, 12/20/30§	495,000	499,236
Shentel Issuer LLC,
Series 2025-1A A2 5.640%, 12/20/55§	545,000	550,020
Sierra Timeshare Receivables Funding LLC,
Series 2024-2A A 5.140%, 6/20/41§	178,736	181,108
SMB Private Education Loan Trust,
Series 2021-D A1A 1.340%, 3/17/53§	127,491	120,801
SoFi Consumer Loan Program Trust,
Series 2025-2 A 4.820%, 6/25/34§	115,324	115,819
SoFi Professional Loan Program Trust,
Series 2020-A A2FX 2.540%, 5/15/46§	34,613	33,519
Stack Infrastructure Issuer LLC,
Series 2023-2A A2 5.900%, 7/25/48§	6,510,000	6,545,798
Stellantis Financial Underwritten Enhanced Lease Trust,
Series 2025-BA A3 4.270%, 1/22/29§	455,000	457,841
Series 2025-CA A3 4.110%, 4/20/29§	780,000	781,102
Stream Innovations Issuer Trust,
Series 2024-1A A 6.270%, 7/15/44§	63,832	67,358
Toyota Lease Owner Trust,
Series 2025-B A3 3.960%, 11/20/28§	330,000	331,005
TRTX Issuer Ltd.,
Series 2025-FL6 C 6.130%, 9/18/42 (l)§	4,060,000	4,059,595
Series 2025-FL7 A 5.480%, 6/18/43 (l)§	3,250,000	3,251,018
USB Auto Owner Trust,
Series 2025-1A A3 4.490%, 6/17/30§	70,000	70,711
Volofin Finance DAC,
Series 2024-1A A 5.935%, 6/15/37§	236,128	240,654
VStrong Auto Receivables Trust,
Series 2024-A B 5.770%, 7/15/30§	48,000	48,757
Westlake Automobile Receivables Trust,
Series 2023-3A C 6.020%, 9/15/28§	615,000	621,714
Series 2024-2A A3 5.560%, 2/15/28§	200,000	200,859
Series 2024-3A A3 4.710%, 4/17/28§	265,000	265,896
Series 2025-1A A3 4.750%, 8/15/28§	475,000	477,882
Series 2025-2A A3 4.510%, 5/15/29§	140,000	140,947
Series 2025-3A A3 4.220%, 6/15/29§	205,000	205,696
Wheels Fleet Lease Funding LLC,
Series 2023-1A A 5.800%, 4/18/38§	219,749	221,190
Series 2024-1A A1 5.490%, 2/18/39§	171,757	173,954
Series 2024-2A A1 4.870%, 6/21/39§	198,741	200,743
Series 2024-3A A1 4.800%, 9/19/39§	187,710	189,725
World Omni Auto Receivables Trust,
Series 2024-C A3 4.430%, 12/17/29	280,000	281,456
Series 2025-C A3 4.080%, 11/15/30	505,000	507,644
Zayo Issuer LLC,
Series 2025-1A A2 5.648%, 3/20/55§	1,150,000	1,168,109
Series 2025-2A A2 5.953%, 6/20/55§	8,705,000	8,916,036
Series 2025-3A A2 5.570%, 10/20/55§	790,000	791,182

Total Asset-Backed Securities		85,557,856

Collateralized Mortgage Obligations (1.9%)
Connecticut Avenue Securities Trust,
Series 2022-R04 1B1 9.124%, 3/25/42 (l)§	2,850,000	2,988,260
FHLMC STACR REMIC Trust,
Series 2022-DNA2 B1 8.624%, 2/25/42 (l)§	1,380,000	1,434,320

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Series 2022-DNA6 M2 9.624%, 9/25/42 (l)§	$3,700,000	$3,986,199
GNMA,
Series 2016-149 IP 4.000%, 10/20/46 IO	2,006,517	366,488
Series 2022-120 EI 5.500%, 2/20/47 IO	1,197,345	185,263
JP Morgan Mortgage Trust,
Series 2025-VIS1 A2 5.695%, 8/25/55 (e)§	5,393,722	5,434,689

Total Collateralized Mortgage Obligations		14,395,219

Commercial Mortgage-Backed Securities (4.9%)
ALA Trust,
Series 2025-OANA A 5.494%, 6/15/40 (l)§	150,000	150,562
BANK,
Series 2020-BN27 A5 2.144%, 4/15/63	250,000	223,587
Series 2021-BN34 A5 2.438%, 6/15/63	660,000	582,794
Series 2021-BN37 A5 2.618%, 11/15/64 (l)	755,000	675,164
BANK5,
Series 2023-5YR3 A3 6.724%, 9/15/56 (l)	385,000	406,737
Series 2023-5YR4 A3 6.500%, 12/15/56	142,826	150,260
BANK5 Trust,
Series 2024-5YR6 A3 6.225%, 5/15/57	740,000	779,242
BBCMS Mortgage Trust,
Series 2021-C12 A5 2.689%, 11/15/54	755,000	677,419
Series 2024-5C25 A3 5.946%, 3/15/57	400,000	418,473
Benchmark Mortgage Trust,
Series 2021-B28 A5 2.224%, 8/15/54	780,000	689,556
Series 2023-V2 A3 5.812%, 5/15/55 (l)	470,000	485,284
BFLD Commercial Mortgage Trust,
Series 2025-660F A 5.250%, 11/15/42 (l)§	350,000	350,982
BPR Trust,
Series 2021-NRD A 5.276%, 12/15/38 (l)§	420,000	417,656
BX Trust,
Series 2024-VLT4 A 5.242%, 6/15/41 (l)§	420,000	419,739
Series 2025-DELC A 5.507%, 12/15/42 (l)§	180,000	180,224
Series 2025-VLT7 A 5.450%, 7/15/44 (l)§	735,000	734,518
CFCRE Commercial Mortgage Trust,
Series 2016-C4 D 4.837%, 5/10/58 (l)§	1,300,000	1,270,963
Commercial Mortgage Trust,
Series 2024-CBM A2 5.867%, 12/10/41 (l)§	100,000	101,499
CSMC LLC,
Series 2014-USA A1 3.304%, 9/15/37§	272,399	250,576
Series 2014-USA A2 3.953%, 9/15/37§	575,000	528,928
DC Commercial Mortgage Trust,
Series 2023-DC A 6.314%, 9/12/40§	295,000	303,961
DROP Mortgage Trust,
Series 2021-FILE A 5.014%, 10/15/43 (l)§	420,000	409,201
Extended Stay America Trust,
Series 2025-ESH A 5.050%, 10/15/42 (l)§	110,000	110,069
FHLMC MSCR Trust,
Series 2025-MN10 M2 6.724%, 2/25/45 (l)§	1,960,000	1,940,565
FHLMC Multifamily Structured Pass-Through Certificates,
Series K-1512 X1 0.902%, 4/25/34 IO (l)	5,083,692	250,313
GNMA,
Series 2024-67 EI 0.658%, 10/16/65 IO (l)	717,398	41,027
GS Mortgage Securities Corp. Trust,
Series 2012-BWTR A 2.954%, 11/5/34§	289,540	248,987
Series 2013-PEMB A 3.549%, 3/5/33 (l)§	140,000	107,302
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2025-BMS A 5.350%, 1/15/42 (l)§	420,000	419,608
Morgan Stanley Capital I Trust,
Series 2020-HR8 A4 2.041%, 7/15/53	275,000	248,735
Series 2021-L7 A5 2.574%, 10/15/54	775,000	691,638
Multifamily Connecticut Avenue Securities Trust,
Series 2019-01 M10 7.239%, 10/25/49 (l)§	4,704,433	4,780,178
Series 2023-01 M10 10.374%, 11/25/53 (l)§	6,280,000	7,112,463
Series 2024-01 M7 6.624%, 7/25/54 (l)§	5,409,146	5,473,967
SCOTT Trust,
Series 2023-SFS A 5.910%, 3/10/40§	480,000	491,592
SPGN Mortgage Trust,
Series 2022-TFLM A 5.300%, 2/15/39 (l)§	760,000	758,420
TCO Commercial Mortgage Trust,
Series 2024-DPM A 4.993%, 12/15/39 (l)§	270,000	270,000
Wells Fargo Commercial Mortgage Trust,
Series 2020-C57 A4 2.118%, 8/15/53	355,000	323,089

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Series 2020-C58 A4 2.092%, 7/15/53	$100,000	$89,725
Series 2021-C60 A4 2.342%, 8/15/54	1,540,000	1,373,543
Series 2021-C61 A4 2.658%, 11/15/54	1,100,000	989,495
Series 2022-C62 A4 4.000%, 4/15/55 (l)	715,000	684,868

Total Commercial Mortgage-Backed Securities		36,612,909

Convertible Bond (0.1%)
Information Technology (0.1%)
Software (0.1%)
IREN Ltd.
(Zero Coupon), 7/1/31§	1,090,000	807,145

Total Information Technology		807,145

Total Convertible Bond		807,145

Corporate Bonds (26.2%)
Communication Services (1.2%)
Diversified Telecommunication Services (0.3%)
CCO Holdings LLC 6.375%, 9/1/29§	149,000	150,500
4.750%, 2/1/32 (x)§	434,000	396,568
4.500%, 5/1/32	436,000	390,765
4.500%, 6/1/33 (x)§	526,000	460,329
Level 3 Financing, Inc. 6.875%, 6/30/33§	394,000	403,184
Windstream Services LLC 8.250%, 10/1/31§	221,000	231,849
Zayo Group Holdings, Inc.
+ 0.00%), 5.750%, 3/9/30 PIK (k)§	397,916	377,506

		2,410,701

Entertainment (0.1%)
Live Nation Entertainment, Inc. 6.500%, 5/15/27§	150,000	151,066
Take-Two Interactive Software, Inc. 4.950%, 3/28/28	360,000	366,799
Warnermedia Holdings, Inc. 5.050%, 3/15/42	148,000	104,765

		622,630

Interactive Media & Services (0.1%)
Meta Platforms, Inc. 5.625%, 11/15/55 (x)	360,000	346,230

Media (0.7%)
Charter Communications Operating LLC 6.100%, 6/1/29	395,000	412,024
Cox Communications, Inc. 5.950%, 9/1/54§	775,000	675,011
CSC Holdings LLC 11.750%, 1/31/29§	292,000	216,030
Gray Media, Inc. 10.500%, 7/15/29§	94,000	100,955
4.750%, 10/15/30§	450,000	348,660
9.625%, 7/15/32 (x)§	151,000	156,663
McGraw-Hill Education, Inc. 8.000%, 8/1/29§	425,000	429,156
Neptune Bidco US, Inc. 9.290%, 4/15/29§	577,000	577,635
Nexstar Media, Inc. 5.625%, 7/15/27§	212,000	212,301
Outfront Media Capital LLC 5.000%, 8/15/27§	327,000	326,460
Sinclair Television Group, Inc. 5.500%, 3/1/30§	222,000	199,565
Sirius XM Radio LLC 3.125%, 9/1/26§	112,000	110,896
3.875%, 9/1/31§	474,000	435,748
Stagwell Global LLC 5.625%, 8/15/29§	386,000	376,319
Univision Communications, Inc. 8.500%, 7/31/31§	482,000	502,543
VZ Secured Financing BV 5.000%, 1/15/32§	330,000	298,294

		5,378,260

Wireless Telecommunication Services (0.0%)†
SoftBank Corp. 4.699%, 7/9/30§	220,000	220,887

Total Communication Services		8,978,708

Consumer Discretionary (3.0%)
Automobile Components (0.2%)
Clarios Global LP 6.750%, 5/15/28§	451,000	461,576
6.750%, 2/15/30§	140,000	146,140
6.750%, 9/15/32§	372,000	385,493
Denso Corp. 1.239%, 9/16/26§	565,000	553,728
Forvia SE 8.000%, 6/15/30 (x)§	220,000	235,004
ZF North America Capital, Inc. 7.500%, 3/24/31§	190,000	192,067

		1,974,008

Automobiles (0.4%)
General Motors Co. 5.625%, 4/15/30	360,000	375,086
Honda Motor Co. Ltd. 4.688%, 7/8/30	363,000	367,352
Hyundai Capital America 4.250%, 9/18/28§	185,000	184,966
5.150%, 3/27/30§	470,000	480,223
Nissan Motor Acceptance Co. LLC 5.550%, 9/13/29§	365,000	361,500
Stellantis Finance US, Inc. 6.450%, 3/18/35§	335,000	349,110
Volkswagen Group of America Finance LLC 5.250%, 3/22/29§	670,000	683,393

		2,801,630

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Broadline Retail (0.3%)
Amazon.com, Inc. 4.650%, 11/20/35	$806,000	$802,238
eBay, Inc. 4.250%, 3/6/29	345,000	345,922
Getty Images, Inc. 14.000%, 3/1/28§	562,000	529,685
K2016470219 South Africa Ltd. 3.000%, 12/31/22 (h)(r)§	245,575	—
SGUS LLC 11.000%, 12/15/29§	1,088,800	408,300

		2,086,145

Distributors (0.3%)
Genuine Parts Co. 4.950%, 8/15/29	435,000	441,639
LKQ Corp. 5.750%, 6/15/28	360,000	371,195
RB Global Holdings, Inc. 6.750%, 3/15/28§	374,000	381,719
7.750%, 3/15/31§	196,000	204,699
Resideo Funding, Inc. 6.500%, 7/15/32§	192,000	196,560
Velocity Vehicle Group LLC 8.000%, 6/1/29§	158,000	149,834
Windsor Holdings III LLC 8.500%, 6/15/30§	441,000	465,965

		2,211,611

Diversified Consumer Services (0.1%)
Matthews International Corp. 8.625%, 10/1/27§	273,000	281,488
Service Corp. International 5.750%, 10/15/32	202,000	205,666
Wand NewCo 3, Inc. 7.625%, 1/30/32§	216,000	228,202

		715,356

Hotels, Restaurants & Leisure (1.0%)
1011778 BC ULC 3.875%, 1/15/28§	294,000	289,402
5.625%, 9/15/29§	207,000	210,763
Caesars Entertainment, Inc. 7.000%, 2/15/30§	797,000	824,839
Carnival Corp. 7.000%, 8/15/29§	202,000	211,595
5.750%, 8/1/32§	329,000	337,636
Churchill Downs, Inc. 5.750%, 4/1/30§	427,000	430,928
Flutter Treasury DAC 6.375%, 4/29/29§	200,000	206,014
5.875%, 6/4/31§	202,000	204,808
Great Canadian Gaming Corp. 8.750%, 11/15/29§	303,000	305,719
Hilton Domestic Operating Co., Inc. 5.875%, 3/15/33§	185,000	190,121
5.500%, 3/31/34§	203,000	204,567
Hyatt Hotels Corp. 5.250%, 6/30/29	355,000	364,835
Kingpin Intermediate Holdings LLC 7.250%, 10/15/32§	240,000	226,800
Las Vegas Sands Corp. 5.625%, 6/15/28	525,000	537,964
Lindblad Expeditions LLC 7.000%, 9/15/30§	169,000	176,260
NCL Corp. Ltd. 6.750%, 2/1/32§	152,000	155,643
6.250%, 9/15/33§	132,000	131,753
Ontario Gaming GTA LP 8.000%, 8/1/30§	324,000	306,585
Royal Caribbean Cruises Ltd. 5.375%, 7/15/27§	261,000	263,049
6.000%, 2/1/33§	296,000	304,136
Sabre GLBL, Inc. 11.125%, 7/15/30§	234,000	195,055
Scientific Games Holdings LP 6.625%, 3/1/30§	267,000	237,213
Six Flags Entertainment Corp. 6.625%, 5/1/32§	300,000	302,040
Station Casinos LLC 4.500%, 2/15/28§	182,000	180,317
4.625%, 12/1/31§	110,000	104,428
Voyager Parent LLC 9.250%, 7/1/32§	168,000	178,177
Wyndham Hotels & Resorts, Inc. 4.375%, 8/15/28§	207,000	204,210

		7,284,857

Household Durables (0.1%)
Century Communities, Inc. 6.625%, 9/15/33§	187,000	188,286
Newell Brands, Inc. 8.500%, 6/1/28§	180,000	188,466
6.625%, 5/15/32	266,000	257,211
Sekisui House US, Inc. 3.966%, 8/6/61	360,000	241,077
Whirlpool Corp. 6.500%, 6/15/33	262,000	253,448

		1,128,488

Leisure Products (0.0%)†
Polaris, Inc. 5.600%, 3/1/31	200,000	202,139

Specialty Retail (0.4%)
AutoNation, Inc. 4.450%, 1/15/29	670,000	671,847
EG Global Finance plc 12.000%, 11/30/28§	400,000	433,716
Global Auto Holdings Ltd. 8.375%, 1/15/29§	400,000	390,448
LBM Acquisition LLC 9.500%, 6/15/31§	193,000	200,237
Lowe’s Cos., Inc. 4.850%, 10/15/35	675,000	670,832
Park River Holdings, Inc. 8.000%, 3/15/31§	159,000	163,939
Saks Global Enterprises LLC 11.000%, 12/15/29§	1,527,200	92,276

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
White Cap Supply Holdings LLC 7.375%, 11/15/30§	$134,000	$138,469

		2,761,764

Textiles, Apparel & Luxury Goods (0.2%)
Champ Acquisition Corp. 8.375%, 12/1/31§	248,000	267,651
PVH Corp. 5.500%, 6/13/30	429,000	435,340
S&S Holdings LLC 8.375%, 10/1/31§	394,000	378,035
William Carter Co. (The) 7.375%, 2/15/31§	248,000	255,450

		1,336,476

Total Consumer Discretionary		22,502,474

Consumer Staples (1.0%)
Beverages (0.1%)
Bacardi-Martini BV 5.550%, 2/1/30§	565,000	582,770
Primo Water Holdings, Inc. 4.375%, 4/30/29§	203,000	197,618
Suntory Holdings Ltd. 5.124%, 6/11/29§	240,000	245,989

		1,026,377

Consumer Staples Distribution & Retail (0.2%)
Alimentation Couche-Tard, Inc. 4.148%, 9/29/28§	660,000	660,524
Performance Food Group, Inc. 6.125%, 9/15/32§	159,000	163,776
US Foods, Inc. 4.625%, 6/1/30§	166,000	163,479
7.250%, 1/15/32§	177,000	185,671

		1,173,450

Food Products (0.5%)
Campbell’s Co. (The) 4.550%, 3/21/31	660,000	657,356
Cargill, Inc. 5.375%, 10/23/55§	355,000	342,061
Darling Ingredients, Inc. 6.000%, 6/15/30§	398,000	403,731
Fiesta Purchaser, Inc. 9.625%, 9/15/32§	219,000	229,096
Froneri Lux FinCo. Sarl 6.000%, 8/1/32 (x)§	422,000	427,343
JBS USA Holding Lux Sarl 6.250%, 3/1/56§	715,000	711,197
Post Holdings, Inc. 6.250%, 2/15/32§	189,000	194,197
6.500%, 3/15/36§	192,000	192,319
Simmons Foods, Inc. 4.625%, 3/1/29§	180,000	173,430
Viking Baked Goods Acquisition Corp. 8.625%, 11/1/31§	508,000	510,769

		3,841,499

Household Products (0.1%)
Energizer Holdings, Inc. 4.750%, 6/15/28§	247,000	244,103
Procter & Gamble Co. (The) 4.100%, 11/3/32	533,000	529,242

		773,345

Personal Care Products (0.0%)†
Opal Bidco SAS 6.500%, 3/31/32§	200,000	204,354
Prestige Brands, Inc. 3.750%, 4/1/31§	132,000	123,397

		327,751

Tobacco (0.1%)
Imperial Brands Finance plc 4.500%, 6/30/28§	505,000	508,972

Total Consumer Staples		7,651,394

Energy (1.3%)
Energy Equipment & Services (0.1%)
Helmerich & Payne, Inc. 5.500%, 12/1/34	300,000	296,062
Transocean International Ltd. 8.750%, 2/15/30§	176,250	183,258
WBI Operating LLC 6.500%, 10/15/33§	386,000	383,946

		863,266

Oil, Gas & Consumable Fuels (1.2%)
Antero Midstream Partners LP 5.750%, 7/1/34§	316,000	318,531
APA Corp. 6.750%, 2/15/55	450,000	447,795
Ascent Resources Utica Holdings LLC 6.625%, 10/15/32§	148,000	152,952
Blue Racer Midstream LLC 6.625%, 7/15/26§	255,000	255,138
7.250%, 7/15/32§	182,000	192,920
Boardwalk Pipelines LP 5.375%, 2/15/36	365,000	366,583
Chevron USA, Inc. 4.687%, 4/15/30	420,000	429,612
Crescent Energy Finance LLC 7.625%, 4/1/32§	384,000	372,591
Delek Logistics Partners LP 8.625%, 3/15/29§	403,000	421,615
7.375%, 6/30/33§	201,000	204,883
Genesis Energy LP 7.750%, 2/1/28	277,000	277,803
7.875%, 5/15/32	402,000	418,345
Kinetik Holdings LP 5.875%, 6/15/30§	394,000	396,502
NFE Financing LLC 12.000%, 11/15/29§	2,876,400	719,100
NGL Energy Operating LLC 8.375%, 2/15/32§	509,000	526,484
Northern Oil & Gas, Inc. 7.875%, 10/15/33§	248,000	240,694
NuStar Logistics LP 6.000%, 6/1/26	165,000	165,127

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
ONEOK, Inc. 6.250%, 10/15/55	$440,000	$439,982
Permian Resources Operating LLC 5.875%, 7/1/29§	144,000	144,494
6.250%, 2/1/33§	204,000	209,165
Plains All American Pipeline LP 5.600%, 1/15/36	250,000	252,846
Santos Finance Ltd. 5.750%, 11/13/35§	210,000	209,218
Summit Midstream Holdings LLC 8.625%, 10/31/29§	610,000	629,996
Sunoco LP 7.250%, 5/1/32§	228,000	240,825
6.250%, 7/1/33§	212,000	216,870
Targa Resources Corp. 6.125%, 5/15/55	595,000	589,106
Western Midstream Operating LP 7.250%, 4/1/30§	212,000	225,564

		9,064,741

Total Energy		9,928,007

Financials (10.3%)
Banks (2.9%)
ABN AMRO Bank NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.339%, 9/18/27 (k)§	400,000	406,035
ANZ New Zealand Int’l Ltd. 5.355%, 8/14/28§	285,000	294,905
Armor Holdco, Inc. 8.500%, 11/15/29§	410,000	410,431
Bank of America NA 5.526%, 8/18/26	510,000	514,491
Bank of Montreal
(United States SOFR Compounded Index + 0.67%), 5.004%, 1/27/29 (k)	295,000	300,559
Bank of New Zealand 2.285%, 1/27/27§	605,000	594,592
Bank of Nova Scotia (The)
(SOFR + 1.09%), 4.338%, 9/15/31 (k)	601,000	599,139
Banque Federative du Credit Mutuel SA 5.194%, 2/16/28§	275,000	281,195
BNP Paribas SA
(SOFR + 1.28%), 5.283%, 11/19/30 (k)§	230,000	236,434
Canadian Imperial Bank of Commerce
(SOFR + 1.03%), 4.857%, 3/30/29 (k)	745,000	756,914
Citibank NA
(SOFR + 0.71%), 4.876%, 11/19/27 (k)	345,000	347,390
Citigroup, Inc.
(SOFR + 1.14%), 4.643%, 5/7/28 (k)	1,010,000	1,017,580
Commonwealth Bank of Australia 4.423%, 3/14/28	295,000	299,035
Credit Agricole SA
(SOFR + 1.13%), 5.230%, 1/9/29 (k)§	440,000	448,805
DNB Bank ASA
(SOFR + 1.05%), 4.853%, 11/5/30 (k)§	230,000	234,545
Federation des Caisses Desjardins du Quebec 5.700%, 3/14/28§	295,000	305,033
4.565%, 8/26/30§	370,000	372,399
Fifth Third Bank NA
(SOFR + 0.81%), 4.967%, 1/28/28 (k)	250,000	252,189
HSBC Holdings plc
(SOFR + 1.04%), 5.130%, 11/19/28 (k)	200,000	203,745
(SOFR + 1.57%), 5.240%, 5/13/31 (k)	252,000	259,717
(SOFR + 1.43%), 5.133%, 11/6/36 (k)	272,000	272,690
HSBC USA, Inc. 4.650%, 6/3/28	260,000	263,728
Huntington Bancshares, Inc.
(SOFR + 2.02%), 6.208%, 8/21/29 (k)	295,000	309,462
(SOFR + 1.28%), 5.272%, 1/15/31 (k)	155,000	159,498
ING Groep NV
(SOFR + 1.01%), 4.858%, 3/25/29 (k)	380,000	385,693
KBC Group NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.454%, 9/23/31 (k)§	810,000	807,426
M&T Bank Corp.
(SOFR + 1.40%), 5.179%, 7/8/31 (k)	295,000	303,146
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.711%, 7/8/31 (k)	720,000	728,548
Morgan Stanley Private Bank NA
(SOFR + 1.08%), 4.734%, 7/18/31 (k)	575,000	583,182
(SOFR + 1.02%), 4.465%, 11/19/31 (k)	910,000	912,767
National Bank of Canada 4.500%, 10/10/29	510,000	515,676
NatWest Markets plc 4.789%, 3/21/28§	530,000	538,597
Norinchukin Bank (The) 4.674%, 9/9/30§	285,000	286,722
Royal Bank of Canada
(SOFR + 0.89%), 4.498%, 8/6/29 (k)	1,045,000	1,054,717
(SOFR + 1.03%), 5.153%, 2/4/31 (k)	255,000	262,508

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Santander UK Group Holdings plc
(United States SOFR Compounded Index + 1.58%), 5.136%, 9/22/36 (k)	$275,000	$273,461
Societe Generale SA
(SOFR + 1.65%), 5.512%, 5/22/31 (k)§	600,000	618,895
Sumitomo Mitsui Trust Bank Ltd. 5.200%, 3/7/27§	415,000	420,974
Svenska Handelsbanken AB 4.375%, 5/23/28§	520,000	525,408
Swedbank AB 6.136%, 9/12/26§	380,000	385,177
5.407%, 3/14/29§	360,000	372,824
Truist Bank
(SOFR + 0.77%), 4.420%, 7/24/28 (k)	600,000	603,361
(SOFR + 0.91%), 4.136%, 10/23/29 (k)	430,000	427,661
US Bank NA
(SOFR + 0.69%), 4.507%, 10/22/27 (k)	510,000	512,101
Wells Fargo & Co.
(SOFR + 1.74%), 5.605%, 4/23/36 (k)	325,000	341,245
Series BB
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.900%, 3/15/26 (k)(y)	1,700,000	1,690,067

		21,690,667

Capital Markets (3.2%)
Antares Holdings LP 3.750%, 7/15/27§	375,000	366,714
Apollo Debt Solutions BDC 5.875%, 8/30/30	175,000	176,743
Ares Capital Corp. 5.800%, 3/8/32	295,000	298,135
Ares Strategic Income Fund 5.700%, 3/15/28	300,000	303,711
Aretec Group, Inc. 10.000%, 8/15/30§	145,000	156,040
Bain Capital Specialty Finance, Inc. 2.550%, 10/13/26	193,000	189,856
5.950%, 3/15/30	105,000	104,958
Bank of New York Mellon Corp. (The)
(SOFR + 1.03%), 4.947%, 4/26/27 (k)	315,000	315,988
(SOFR + 0.89%), 4.942%, 2/11/31 (k)	495,000	508,556
Barings BDC, Inc. 5.200%, 9/15/28	395,000	393,348
BGC Group, Inc. 6.150%, 4/2/30	155,000	160,398
Blue Owl Capital Corp. II 8.450%, 11/15/26	230,000	236,691
Blue Owl Credit Income Corp. 7.950%, 6/13/28	270,000	285,431
Blue Owl Technology Finance Corp. 6.750%, 4/4/29	335,000	342,061
Brookfield Asset Management Ltd. 4.653%, 11/15/30	741,000	746,838
Cantor Fitzgerald LP 7.200%, 12/12/28§	275,000	292,113
Carlyle Secured Lending, Inc. 5.750%, 2/15/31	245,000	241,188
Charles Schwab Corp. (The)
Series I
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.000%, 6/1/26 (k)(y)	3,150,000	3,122,438
Deutsche Bank AG
(SOFR + 1.72%), 5.297%, 5/9/31 (k)	615,000	629,797
(SOFR + 1.30%), 4.950%, 8/4/31 (k)	320,000	323,388
FS KKR Capital Corp. 7.875%, 1/15/29	275,000	285,953
6.125%, 1/15/30	145,000	142,850
Goldman Sachs Bank USA
(SOFR + 0.75%), 5.414%, 5/21/27 (k)	420,000	422,048
Goldman Sachs Group, Inc. (The)
(SOFR + 1.21%), 5.049%, 7/23/30 (k)	465,000	476,710
(SOFR + 1.33%), 4.939%, 10/21/36 (k)(x)	784,000	779,042
Golub Capital BDC, Inc. 2.500%, 8/24/26	3,248,000	3,203,363
7.050%, 12/5/28	200,000	210,926
Golub Capital Private Credit Fund 5.450%, 8/15/28§	95,000	95,498
Hercules Capital, Inc. 3.375%, 1/20/27	310,000	305,694
HPS Corporate Lending Fund 5.450%, 1/14/28	226,000	228,478
5.450%, 11/15/30§	215,000	213,693
Jefferies Financial Group, Inc. 5.875%, 7/21/28	295,000	306,655
KKR & Co., Inc. 5.100%, 8/7/35	295,000	295,611
LPL Holdings, Inc. 5.150%, 6/15/30	285,000	290,940
Main Street Capital Corp. 3.000%, 7/14/26	35,000	34,703
6.500%, 6/4/27	245,000	250,037
5.400%, 8/15/28	155,000	155,560
Marex Group plc 5.829%, 5/8/28	325,000	330,314
6.404%, 11/4/29	335,000	347,109
Morgan Stanley
(SOFR + 1.10%), 4.654%, 10/18/30 (k)	750,000	758,751
(SOFR + 1.11%), 5.230%, 1/15/31 (k)	295,000	304,206

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Morgan Stanley Direct Lending Fund 6.000%, 5/19/30	$100,000	$102,356
MSCI, Inc. 3.250%, 8/15/33§	522,000	468,099
MSD Investment Corp. 6.250%, 5/31/30§	135,000	135,542
6.125%, 2/5/31§	90,000	89,410
New Mountain Finance Corp. 6.875%, 2/1/29	150,000	152,288
North Haven Private Income Fund LLC 5.125%, 9/25/28§	160,000	159,384
Osaic Holdings, Inc. 6.750%, 8/1/32§	102,000	106,398
Sixth Street Lending Partners 6.500%, 3/11/29	350,000	362,502
TPG Operating Group II LP 5.375%, 1/15/36	520,000	517,047
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.10%), 3.875%, 6/2/26 (k)(y)§	2,350,000	2,328,027
(SOFR + 1.29%), 4.844%, 11/6/33 (k)§	911,000	912,785

		23,966,371

Consumer Finance (1.0%)
Ally Financial, Inc.
(SOFR + 1.78%), 5.548%, 7/31/33 (k)	900,000	908,160
American Express Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.550%, 9/15/26 (k)(y)	530,000	522,713
(SOFR + 1.24%), 4.804%, 10/24/36 (k)	330,000	325,966
Avolon Holdings Funding Ltd. 4.950%, 1/15/28§	384,000	389,403
4.950%, 10/15/32§	650,000	643,494
Capital One Financial Corp.
(SOFR + 2.44%), 7.149%, 10/29/27 (k)	335,000	342,963
(SOFR + 1.25%), 4.493%, 9/11/31 (k)	290,000	288,288
Caterpillar Financial Services Corp. 3.950%, 11/14/28	745,000	747,081
Enova International, Inc. 9.125%, 8/1/29§	359,000	380,425
GGAM Finance Ltd. 8.000%, 2/15/27§	172,000	175,994
8.000%, 6/15/28§	240,000	253,742
Macquarie Airfinance Holdings Ltd. 5.200%, 3/27/28§	300,000	304,406
Mitsubishi HC Finance America LLC 5.150%, 10/24/29§	555,000	568,039
Stellantis Financial Services US Corp. 4.950%, 9/15/28§	610,000	618,121
Synchrony Financial
(United States SOFR Compounded Index + 2.13%), 5.935%, 8/2/30 (k)	285,000	296,871
(SOFR + 1.68%), 5.450%, 3/6/31 (k)	185,000	189,785
Toyota Motor Credit Corp. 4.650%, 9/3/32	437,000	440,741

		7,396,192

Financial Services (1.0%)
Apollo Global Management, Inc. 5.150%, 8/12/35	195,000	195,444
Atlas Warehouse Lending Co. LP 6.250%, 1/15/30§	250,000	263,118
4.950%, 11/15/30§	305,000	306,047
Block Financial LLC 5.375%, 9/15/32	395,000	398,201
Block, Inc. 6.000%, 8/15/33§	126,000	129,200
Enact Holdings, Inc. 6.250%, 5/28/29	625,000	653,728
Freedom Mortgage Corp. 6.625%, 1/15/27§	1,850,000	1,851,813
Freedom Mortgage Holdings LLC 9.250%, 2/1/29§	237,000	248,234
8.375%, 4/1/32§	250,000	263,545
Global Payments, Inc. 4.875%, 11/15/30	737,000	737,691
ION Platform Finance US, Inc. 7.875%, 9/30/32§	200,000	189,844
Nationwide Building Society 5.127%, 7/29/29§	342,000	351,291
4.351%, 9/30/30§	585,000	585,126
Rocket Cos., Inc. 6.375%, 8/1/33§	197,000	205,426
Shift4 Payments LLC 6.750%, 8/15/32§	481,000	496,253
Western Union Co. (The) 1.350%, 3/15/26	175,000	174,054

		7,049,015

Insurance (2.2%)
Acrisure LLC 8.250%, 2/1/29§	371,000	384,312
Alliant Holdings Intermediate LLC 6.750%, 10/15/27§	374,000	374,684
American National Global Funding 4.625%, 12/15/28§	288,000	289,176
5.250%, 6/3/30§	240,000	243,787
American National Group, Inc. 6.000%, 7/15/35	295,000	299,431
Ardonagh Group Finance Ltd. 8.875%, 2/15/32§	200,000	207,412
Asurion LLC and Asurion Co-Issuer, Inc. 8.000%, 12/31/32§	239,000	247,903

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Athene Global Funding 4.830%, 5/9/28§	$50,000	$50,367
5.380%, 1/7/30§	470,000	480,220
Brighthouse Financial Global Funding 5.550%, 4/9/27§	610,000	618,411
Broadstreet Partners Group LLC 5.875%, 4/15/29§	250,000	249,148
CNO Global Funding 4.375%, 9/8/28§	460,000	460,321
4.700%, 12/11/30§	284,000	284,686
Corebridge Global Funding 5.200%, 6/24/29§	425,000	436,290
F&G Global Funding 4.650%, 9/8/28§	205,000	206,298
Fortitude Global Funding 4.625%, 10/6/28§	305,000	305,293
GA Global Funding Trust 5.500%, 4/1/32§	305,000	311,284
Global Atlantic Fin Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.55%), 7.250%, 3/1/56 (k)§	445,000	446,886
HUB International Ltd. 7.250%, 6/15/30§	308,000	322,695
Jackson National Life Global Funding 4.700%, 6/5/28§	570,000	575,768
4.550%, 9/9/30§	450,000	448,322
Lincoln Financial Global Funding 4.625%, 5/28/28§	400,000	403,609
MassMutual Global Funding II 4.950%, 1/10/30§	550,000	562,703
Mutual of Omaha Cos. Global Funding 5.000%, 4/1/30§	130,000	132,791
New York Life Global Funding 4.150%, 7/25/28§	145,000	145,715
5.000%, 6/6/29§	570,000	585,785
NLG Global Funding 5.400%, 1/23/30§	145,000	149,311
4.350%, 9/15/30§	595,000	587,551
Northwestern Mutual Global Funding 4.900%, 6/12/28§	580,000	592,502
Pacific Life Global Funding II 4.850%, 2/10/30§	575,000	587,022
Pricoa Global Funding I 4.750%, 8/26/32§	480,000	483,264
Principal Life Global Funding II 4.600%, 8/19/27§	270,000	272,372
Protective Life Corp. 4.700%, 1/15/31§	295,000	296,027
RGA Global Funding 4.600%, 11/25/30§	473,000	473,021
5.000%, 8/25/32§	750,000	755,052
Sammons Financial Group Global Funding 4.950%, 6/12/30§	675,000	684,164
SBL Holdings, Inc. 5.900%, 9/26/28§	273,000	271,784
7.200%, 10/30/34§	455,000	440,014
SiriusPoint Ltd. 7.000%, 4/5/29	332,000	351,673
Trustage Financial Group, Inc. 4.625%, 4/15/32§	290,000	280,094
Western-Southern Global Funding 4.500%, 7/16/28§	433,000	436,142
4.700%, 12/10/32§	685,000	681,416
Willis North America, Inc. 4.550%, 3/15/31	350,000	350,503

		16,765,209

Mortgage Real Estate Investment Trusts (REITs) (0.0%)†
Starwood Property Trust, Inc. (REIT) 6.500%, 7/1/30§	138,000	143,985
5.750%, 1/15/31§	118,000	119,461

		263,446

Total Financials		77,130,900

Health Care (1.1%)
Health Care Equipment & Supplies (0.1%)
GE HealthCare Technologies, Inc. 4.150%, 12/15/28	151,000	151,305
Medline Borrower LP 5.250%, 10/1/29§	206,000	207,146
Neogen Food Safety Corp. 8.625%, 7/20/30§	381,000	406,043
Varex Imaging Corp. 7.875%, 10/15/27§	208,000	211,569

		976,063

Health Care Providers & Services (0.5%)
AdaptHealth LLC 5.125%, 3/1/30§	198,000	193,014
Cardinal Health, Inc. 5.000%, 11/15/29	825,000	846,472
CVS Health Corp. 6.200%, 9/15/55	393,000	399,988
Elevance Health, Inc. 4.000%, 9/15/28	660,000	658,713
HealthEquity, Inc. 4.500%, 10/1/29§	370,000	362,626
Heartland Dental LLC 10.500%, 4/30/28§	92,000	96,150
Star Parent, Inc. 9.000%, 10/1/30§	286,000	305,279
Surgery Center Holdings, Inc. 7.250%, 4/15/32§	494,000	500,279
Universal Health Services, Inc. 4.625%, 10/15/29	230,000	230,979
US Acute Care Solutions LLC 9.750%, 5/15/29§	558,000	562,185

		4,155,685

Health Care Technology (0.2%)
IQVIA, Inc. 5.700%, 5/15/28	550,000	566,766
6.250%, 2/1/29	293,000	308,785

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
6.250%, 6/1/32 (x)§	$384,000	$401,280

		1,276,831

Life Sciences Tools & Services (0.1%)
Illumina, Inc. 4.650%, 9/9/26	320,000	320,613
4.750%, 12/12/30	410,000	414,094

		734,707

Pharmaceuticals (0.2%)
1261229 BC Ltd. 10.000%, 4/15/32§	200,000	208,246
Merck & Co., Inc. 4.950%, 9/15/35	275,000	279,543
5.550%, 12/4/55	440,000	435,464
Sanofi SA 4.200%, 11/3/32	439,000	439,009

		1,362,262

Total Health Care		8,505,548

Industrials (2.4%)
Aerospace & Defense (0.1%)
Goat Holdco LLC 6.750%, 2/1/32§	337,000	345,287
Rolls-Royce plc 5.750%, 10/15/27§	200,000	205,089

		550,376

Building Products (0.2%)
Advanced Drainage Systems, Inc. 6.375%, 6/15/30§	158,000	161,160
AmeriTex HoldCo Intermediate LLC 7.625%, 8/15/33§	231,000	242,120
Camelot Return Merger Sub, Inc. 8.750%, 8/1/28§	258,000	200,272
EMRLD Borrower LP 6.625%, 12/15/30§	364,000	379,361
New Enterprise Stone & Lime Co., Inc. 5.250%, 7/15/28§	152,000	151,525
Standard Building Solutions, Inc. 5.875%, 3/15/34§	235,000	235,642

		1,370,080

Commercial Services & Supplies (0.7%)
ACCO Brands Corp. 4.250%, 3/15/29§	180,000	166,736
ADT Security Corp. (The) 5.875%, 10/15/33§	378,000	382,993
Allied Universal Holdco LLC 6.000%, 6/1/29§	48,000	47,431
6.875%, 6/15/30§	384,000	399,168
7.875%, 2/15/31§	246,000	259,247
Aramark Services, Inc. 5.000%, 2/1/28§	491,000	490,111
Clarivate Science Holdings Corp. 4.875%, 7/1/29§	328,000	309,370
Element Fleet Management Corp. 5.037%, 3/25/30§	180,000	183,764
4.641%, 11/24/30§	531,000	532,195
Garda World Security Corp. 6.000%, 6/1/29§	305,000	298,900
6.500%, 1/15/31§	153,000	156,381
8.250%, 8/1/32§	148,000	150,006
8.375%, 11/15/32§	484,000	492,794
Madison IAQ LLC 5.875%, 6/30/29§	244,000	241,838
Raven Acquisition Holdings LLC 6.875%, 11/15/31§	370,000	381,278
Veritiv Operating Co. 10.500%, 11/30/30§	458,000	492,387
Waste Pro USA, Inc. 7.000%, 2/1/33§	86,000	88,399
Williams Scotsman, Inc. 7.375%, 10/1/31§	362,000	377,747

		5,450,745

Construction & Engineering (0.2%)
AECOM 6.000%, 8/1/33§	264,000	270,206
Arcosa, Inc. 6.875%, 8/15/32§	200,000	210,638
Brand Industrial Services, Inc. 10.375%, 8/1/30 (x)§	279,000	273,942
Dycom Industries, Inc. 4.500%, 4/15/29§	242,000	238,501
Weekley Homes LLC 4.875%, 9/15/28§	196,000	192,521

		1,185,808

Electrical Equipment (0.0%)†
EnerSys 6.625%, 1/15/32§	198,000	205,542

Ground Transportation (0.3%)
Beacon Mobility Corp. 7.250%, 8/1/30§	193,000	201,874
Burlington Northern Santa Fe LLC 5.550%, 3/15/56	230,000	227,749
Genesee & Wyoming, Inc. 6.250%, 4/15/32§	150,000	154,787
NESCO Holdings II, Inc. 5.500%, 4/15/29§	383,000	377,718
RXO, Inc. 7.500%, 11/15/27§	134,000	136,500
Synergy Infrastructure Holdings LLC 7.875%, 12/1/30§	149,000	154,401
Watco Cos. LLC 7.125%, 8/1/32§	443,000	462,926
XPO, Inc. 7.125%, 6/1/31§	222,000	231,535

		1,947,490

Machinery (0.5%)
ATS Corp. 4.125%, 12/15/28 (x)§	316,000	307,430
Chart Industries, Inc. 7.500%, 1/1/30§	542,000	564,748
CNH Industrial Capital LLC 4.750%, 3/21/28	255,000	257,907
4.500%, 10/16/30	475,000	474,999

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Cummins, Inc. 5.300%, 5/9/35	$360,000	$373,171
Daimler Truck Finance North America LLC 4.650%, 10/12/30§	445,000	448,193
5.625%, 1/13/35§	405,000	418,785
Enpro, Inc. 6.125%, 6/1/33§	146,000	150,348
Hillenbrand, Inc. 6.250%, 2/15/29	290,000	296,252
3.750%, 3/1/31	90,000	89,954
Husky Injection Molding Systems Ltd. 9.000%, 2/15/29§	256,000	267,917
Terex Corp. 6.250%, 10/15/32§	230,000	235,824

		3,885,528

Passenger Airlines (0.0%)†
Southwest Airlines Co. 4.375%, 11/15/28	350,000	350,851

Professional Services (0.1%)
CACI International, Inc. 6.375%, 6/15/33§	195,000	201,388
Equifax, Inc. 5.100%, 6/1/28	295,000	301,196
VT Topco, Inc. 8.500%, 8/15/30§	259,000	269,886

		772,470

Trading Companies & Distributors (0.3%)
Aircastle Ltd. 2.850%, 1/26/28§	430,000	417,581
6.500%, 7/18/28§	190,000	199,735
Aviation Capital Group LLC 5.125%, 4/10/30§	315,000	319,570
GATX Corp. 5.400%, 3/15/27	200,000	202,909
Herc Holdings, Inc. 6.000%, 3/15/34§	153,000	154,948
Mitsubishi Corp. 5.000%, 7/2/29§	310,000	318,045
United Rentals North America, Inc. 6.000%, 12/15/29§	230,000	235,962
WESCO Distribution, Inc. 7.250%, 6/15/28§	314,000	318,095
6.625%, 3/15/32§	216,000	225,817
6.375%, 3/15/33§	189,000	196,934

		2,589,596

Total Industrials		18,308,486

Information Technology (2.1%)
Communications Equipment (0.1%)
CommScope LLC 8.250%, 3/1/27 (x)§	212,000	212,299
4.750%, 9/1/29§	222,000	221,584

		433,883

Electronic Equipment, Instruments & Components (0.3%)
Arrow Electronics, Inc. 5.150%, 8/21/29	440,000	450,183
CDW LLC 3.276%, 12/1/28	490,000	475,665
Flex Ltd. 6.000%, 1/15/28	290,000	299,123
TD SYNNEX Corp. 4.300%, 1/17/29	305,000	302,618
Tyco Electronics Group SA 4.625%, 2/1/30	540,000	550,623
Zebra Technologies Corp. 6.500%, 6/1/32§	184,000	190,100

		2,268,312

IT Services (0.5%)
Ahead DB Holdings LLC 6.625%, 5/1/28§	327,000	328,433
CGI, Inc. 4.950%, 3/14/30§	645,000	653,164
DXC Technology Co. 2.375%, 9/15/28	790,000	744,913
Gartner, Inc. 5.600%, 11/20/35	737,000	737,004
ION Platform Finance US, Inc. 4.625%, 5/1/28§	334,000	307,280
5.750%, 5/15/28§	400,000	379,040
Unisys Corp. 10.625%, 1/15/31§	352,000	358,202

		3,508,036

Semiconductors & Semiconductor Equipment (0.2%)
Amkor Technology, Inc. 5.875%, 10/1/33§	263,000	269,002
Analog Devices, Inc. 4.250%, 6/15/28	575,000	579,583
Microchip Technology, Inc. 5.050%, 2/15/30	325,000	331,466
NXP BV 4.300%, 8/19/28	305,000	305,907
Qnity Electronics, Inc. 6.250%, 8/15/33§	215,000	222,955

		1,708,913

Software (0.9%)
AthenaHealth Group, Inc. 6.500%, 2/15/30§	470,000	470,465
Camelot Finance SA 4.500%, 11/1/26§	34,000	33,642
Capstone Borrower, Inc. 8.000%, 6/15/30§	447,000	460,254
Central Parent, Inc. 7.250%, 6/15/29§	168,000	142,583
Cloud Software Group, Inc. 6.500%, 3/31/29§	194,000	196,547
9.000%, 9/30/29§	617,000	642,066
Ellucian Holdings, Inc. 6.500%, 12/1/29§	117,000	119,217
Gen Digital, Inc. 7.125%, 9/30/30§	267,000	275,739
6.250%, 4/1/33§	268,000	275,370

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
McAfee Corp. 7.375%, 2/15/30§	$480,000	$418,454
NCR Voyix Corp. 5.000%, 10/1/28§	242,000	239,786
5.125%, 4/15/29§	114,000	112,981
Open Text Corp. 6.900%, 12/1/27§	250,000	259,835
Open Text Holdings, Inc. 4.125%, 12/1/31§	324,000	302,133
Oracle Corp. 5.950%, 9/26/55	1,040,000	920,552
Rocket Software, Inc. 9.000%, 11/28/28§	254,000	261,107
6.500%, 2/15/29§	166,000	162,577
Roper Technologies, Inc. 4.250%, 9/15/28	160,000	160,561
SS&C Technologies, Inc. 5.500%, 9/30/27§	275,000	274,981
6.500%, 6/1/32§	210,000	218,112
UKG, Inc. 6.875%, 2/1/31§	220,000	226,083
ZoomInfo Technologies LLC 3.875%, 2/1/29§	605,000	570,993

		6,744,038

Technology Hardware, Storage & Peripherals (0.1%)
Dell International LLC 4.750%, 10/6/32	515,000	514,698
Hewlett Packard Enterprise Co. 4.400%, 10/15/30	565,000	563,042

		1,077,740

Total Information Technology		15,740,922

Materials (1.9%)
Chemicals (1.0%)
Avient Corp.
7.125%, 8/1/30§	208,000	213,439
Axalta Coating Systems LLC
4.750%, 6/15/27§	300,000	298,749
Celanese US Holdings LLC
6.750%, 4/15/33	418,000	415,179
7.200%, 11/15/33 (e)	144,000	152,038
Dow Chemical Co. (The)
4.800%, 1/15/31	635,000	631,409
Eastman Chemical Co.
5.000%, 8/1/29	245,000	250,210
HB Fuller Co.
4.250%, 10/15/28	255,000	251,805
Illuminate Buyer LLC
9.000%, 7/1/28§	146,000	146,074
INEOS Quattro Finance 2 plc
9.625%, 3/15/29§	400,000	278,460
LYB International Finance III LLC
5.125%, 1/15/31	153,000	153,684
5.500%, 3/1/34	445,000	439,815
Maxam Prill Sarl
7.750%, 7/15/30 (x)§	400,000	413,500
Minerals Technologies, Inc.
5.000%, 7/1/28§	458,000	455,266
Mosaic Co. (The)
4.350%, 1/15/29	182,000	182,503
NOVA Chemicals Corp.
8.500%, 11/15/28§	355,000	371,752
9.000%, 2/15/30§	96,000	102,342
Nufarm Australia Ltd.
5.000%, 1/27/30§	402,000	369,703
Olympus Water US Holding Corp.
6.250%, 10/1/29§	200,000	193,818
7.250%, 6/15/31§	398,000	406,891
PPG Industries, Inc.
4.375%, 3/15/31	505,000	504,462
Solstice Advanced Materials, Inc.
5.625%, 9/30/33§	148,000	149,245
Westlake Corp.
6.375%, 11/15/55	410,000	403,864
WR Grace Holdings LLC
5.625%, 8/15/29§	641,000	606,598

		7,390,806

Construction Materials (0.0%)†
Eagle Materials, Inc.
5.000%, 3/15/36	226,000	221,600

Containers & Packaging (0.7%)
Amcor Flexibles North America, Inc.
4.800%, 3/17/28	350,000	354,548
Amcor Group Finance plc
5.450%, 5/23/29	520,000	536,666
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§	410,000	384,793
6.250%, 1/30/31§	200,000	204,270
Clydesdale Acquisition Holdings, Inc.
8.750%, 4/15/30 (x)§	559,000	567,228
6.750%, 4/15/32§	154,000	158,126
Graphic Packaging International LLC
6.375%, 7/15/32 (x)§	151,000	153,579
LABL, Inc.
5.875%, 11/1/28§	441,000	276,727
Mauser Packaging Solutions Holding Co.
7.875%, 4/15/30§	302,000	300,901
9.250%, 4/15/30§	622,000	597,033
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27§	288,000	288,490
7.250%, 5/15/31§	211,000	214,836
Sealed Air Corp.
6.125%, 2/1/28§	150,000	152,250
Toucan FinCo Ltd.
9.500%, 5/15/30§	292,000	291,317
Trivium Packaging Finance BV
8.250%, 7/15/30§	262,000	280,070
12.250%, 1/15/31§	200,000	217,000

		4,977,834

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Metals & Mining (0.2%)
Commercial Metals Co.
6.000%, 12/15/35§	$168,000	$172,410
Glencore Funding LLC
5.186%, 4/1/30§	255,000	261,779
Kaiser Aluminum Corp.
4.500%, 6/1/31§	319,000	308,001
Novelis Corp.
6.875%, 1/30/30§	97,000	100,435
6.375%, 8/15/33§	297,000	300,843

		1,143,468

Paper & Forest Products (0.0%)†
Magnera Corp.
7.250%, 11/15/31§	373,000	366,006

Total Materials		14,099,714

Real Estate (0.8%)
Diversified REITs (0.2%)
Equinix Europe 2 Financing Corp. LLC (REIT)
4.600%, 11/15/30	510,000	510,984
Trust Fibra Uno (REIT)
7.700%, 1/23/32§	699,000	768,670
VICI Properties LP (REIT)
4.250%, 12/1/26§	190,000	190,042
4.750%, 4/1/28	225,000	227,365

		1,697,061

Health Care REITs (0.1%)
Omega Healthcare Investors, Inc. (REIT)
5.200%, 7/1/30	430,000	437,501

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts LP (REIT)
4.250%, 12/15/28	120,000	120,075
5.700%, 6/15/32	285,000	297,388
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28§	183,000	182,736
Pebblebrook Hotel LP (REIT)
6.375%, 10/15/29§	162,000	165,684

		765,883

Industrial REITs (0.1%)
Trust 2401 (REIT) 7.700%, 1/23/32§	351,000	388,013

Real Estate Management & Development (0.1%)
Cushman & Wakefield US Borrower LLC 6.750%, 5/15/28§	296,000	297,187
Greystar Real Estate Partners LLC 7.750%, 9/1/30§	180,000	188,887
Prologis Targeted US Logistics Fund LP 4.250%, 1/15/31§	180,000	178,569

		664,643

Residential REITs (0.1%)
Essential Properties LP (REIT) 5.400%, 12/1/35	245,000	245,934
Mid-America Apartments LP (REIT) 4.650%, 1/15/33	445,000	444,152

		690,086

Specialized REITs (0.1%)
EPR Properties (REIT) 4.750%, 11/15/30	590,000	585,123
Extra Space Storage LP (REIT) 5.700%, 4/1/28	135,000	139,354
Iron Mountain, Inc. (REIT) 5.000%, 7/15/28§	266,000	264,715
SBA Communications Corp. (REIT) 3.875%, 2/15/27	66,000	65,426

		1,054,618

Total Real Estate		5,697,805

Utilities (1.1%)
Electric Utilities (0.7%)
Alliant Energy Finance LLC 5.400%, 6/6/27§	310,000	314,066
American Electric Power Co., Inc.
Series D
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.94%), 6.050%, 3/15/56 (k)	268,000	263,138
Capital Power US Holdings, Inc. 5.257%, 6/1/28§	190,000	193,843
Enel Finance International NV 4.375%, 9/30/30§	875,000	870,372
Florida Power & Light Co. 5.600%, 2/15/66	730,000	717,782
NextEra Energy Capital Holdings, Inc. 4.685%, 9/1/27	345,000	349,000
NSTAR Electric Co. 4.850%, 3/1/30	190,000	193,954
Pacific Gas and Electric Co. 5.000%, 6/4/28	150,000	152,749
6.150%, 3/1/55	450,000	445,857
Public Service Co. of New Hampshire 4.400%, 7/1/28	290,000	292,628
RWE Finance US LLC 5.875%, 9/18/55§	499,000	488,309
Southwestern Public Service Co.
Series 8 3.150%, 5/1/50	75,000	49,489
Virginia Electric and Power Co.
Series D 5.600%, 9/15/55	525,000	510,575
Wisconsin Public Service Corp. 4.550%, 12/1/29	175,000	178,087
Xcel Energy, Inc. 4.750%, 3/21/28	125,000	126,476

		5,146,325

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
Independent Power and Renewable Electricity Producers (0.1%)
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.250%, 1/31/41§		$881,552	$926,070

Multi-Utilities (0.2%)
Ameren Corp. 5.000%, 1/15/29		190,000	194,315
CenterPoint Energy, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.59%), 6.700%, 5/15/55 (k)		440,000	451,000
Dominion Energy, Inc. 4.600%, 5/15/28		420,000	425,127
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.000%, 2/15/56 (k)		214,000	215,070
DTE Energy Co. 4.950%, 7/1/27		310,000	313,998

			1,599,510

Water Utilities (0.1%)
Essential Utilities, Inc. 4.800%, 8/15/27		300,000	303,426

Total Utilities			7,975,331

Total Corporate Bonds			196,519,289

Foreign Government Securities (10.7%)
Argentine Republic 0.750%, 7/9/30 (e)		2,544,000	2,167,488
4.125%, 7/9/35 (e)		5,500,000	4,092,000
Japan Government Bond 2.400%, 3/20/55	JPY	2,165,000,000	11,338,288
Mex Bonos Desarr Fix Rt
Series M 8.000%, 7/31/53	MXN	366,600,000	17,280,381
Notas do Tesouro Nacional 10.000%, 1/1/35	BRL	143,860,000	21,545,343
Oriental Republic of Uruguay 8.000%, 10/29/35	UYU	302,670,000	7,991,635
Titulos de Tesoreria 11.750%, 1/24/35	COP	5,980,000,000	1,477,088
11.500%, 7/25/46		54,850,000,000	12,881,718
12.000%, 3/13/58		5,980,000,000	1,573,604

Total Foreign Government Securities			80,347,545

Mortgage-Backed Securities (13.7%)
FHLMC UMBS 4.000%, 6/1/38		$5,624	5,567
4.000%, 11/1/48		4,695	4,522
4.000%, 2/1/49		38,665	37,230
4.000%, 7/1/49		179,473	172,757
4.000%, 12/1/49		4,871	4,686
2.500%, 5/1/50		300,042	256,917
2.500%, 6/1/50		310,188	265,605
2.000%, 11/1/50		227,494	186,046
2.500%, 3/1/52		3,158,217	2,686,521
2.500%, 4/1/52		12,539,010	10,654,470
3.000%, 6/1/52		1,170,559	1,039,494
4.000%, 10/1/52		2,774,960	2,647,705
5.000%, 6/1/53		2,907,858	2,915,281
6.000%, 8/1/54		2,498,641	2,568,063
4.500%, 12/1/54		2,696,015	2,635,301
6.000%, 7/1/55		1,363,310	1,399,483
5.000%, 12/1/55		799,411	798,904
FNMA UMBS 3.500%, 8/1/49		1,663,546	1,556,932
3.000%, 8/1/50		653,844	585,538
2.500%, 9/1/50		166,485	142,348
3.500%, 1/1/51		2,141,457	2,002,207
2.000%, 2/1/52		17,598,725	14,292,191
2.000%, 3/1/52		995,610	808,306
3.000%, 3/1/52		2,293,477	2,037,398
2.500%, 5/1/52		2,477,031	2,107,073
3.000%, 5/1/52		2,905,052	2,587,950
3.000%, 11/1/53		1,533,720	1,359,339
6.500%, 1/1/54		967,356	1,005,410
6.500%, 2/1/54		1,098,373	1,141,581
5.000%, 9/1/54		993,410	995,636
5.500%, 6/1/55		4,112,446	4,172,845
5.500%, 11/1/55		199,780	203,163
GNMA 3.500%, 12/20/49		419,864	388,290
3.000%, 5/20/52		2,678,776	2,412,066
3.000%, 6/20/52		2,578,616	2,321,878
5.500%, 4/20/53		1,577,829	1,602,578
6.000%, 4/20/54		2,485,080	2,542,508
6.000%, 10/20/54		8,397,913	8,581,484
6.000%, 11/20/54		4,212,562	4,302,012
6.000%, 12/20/54		3,994,824	4,080,587
6.000%, 1/20/55		6,555,981	6,681,875
6.000%, 2/20/55		6,616,916	6,741,913

Total Mortgage-Backed Securities			102,931,660

U.S. Treasury Obligations (23.6%)
U.S. Treasury Bonds 1.750%, 8/15/41		15,095,000	10,224,505
2.000%, 11/15/41		5,505,000	3,856,933
3.250%, 5/15/42		1,800,000	1,506,656
3.375%, 8/15/42		3,370,000	2,857,655
3.875%, 2/15/43		270,000	243,759
3.875%, 5/15/43		1,575,000	1,417,746
4.375%, 8/15/43		1,095,000	1,049,660
4.750%, 11/15/43		1,105,000	1,108,799
4.125%, 8/15/44		1,560,000	1,437,122
4.625%, 11/15/44		5,000	4,917
4.750%, 2/15/45		900,000	898,707
5.000%, 5/15/45		1,095,000	1,128,192
4.875%, 8/15/45		455,000	461,112
2.375%, 5/15/51		7,255,000	4,592,189
4.750%, 11/15/53		1,060,000	1,044,928
4.625%, 2/15/55		4,015,000	3,884,513
4.750%, 5/15/55		43,785,000	43,217,161
4.625%, 11/15/55		1,303,000	1,260,449

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 3.761%, 7/31/27 (k)		$17,710,000	$17,719,533
(US Treasury 3 Month Bill Money Market Yield + 0.19%), 3.792%, 10/31/27 (k)		23,300,000	23,319,728
3.375%, 11/30/27		745,000	743,663
3.625%, 10/31/30		4,457,000	4,442,376
3.500%, 11/30/30		1,502,000	1,488,388
4.250%, 8/15/35		41,692,400	42,081,578
4.000%, 11/15/35		7,374,000	7,282,977

Total U.S. Treasury Obligations			177,273,246

Total Long-Term Debt Securities (92.5%)
(Cost $713,751,551)			694,444,869

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (3.2%)
Arab Republic of Egypt 25.40%, 2/3/26 (p)	EGP	549,100,000	11,245,441
24.86%, 4/21/26 (p)		646,200,000	12,594,939

Total Foreign Government Treasury Bills			23,840,380

	Number of Shares		Value (Note 1)
Investment Companies (0.3%)
BlackRock Liquidity FedFund, Institutional Shares 3.65% (7 day yield) (xx)		700,000	700,000
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)		1,416,416	1,416,416

Total Investment Companies			2,116,416

Total Short-Term Investments (3.5%)
(Cost $25,825,845)			25,956,796

Total Investments in Securities (96.0%)
(Cost $739,577,396)			720,401,665
Other Assets Less Liabilities (4.0%)			30,345,560

Net Assets (100%)			$750,747,225

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2025, the market value of these securities amounted to $232,322,722 or 30.9% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2025. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2025.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2025.

(p)	Yield to maturity.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2025.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of December 31, 2025.

(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $2,074,453. This was collateralized by cash of $2,116,416 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
COP	— Colombian Peso
EGP	— Egyptian Pound
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
IO	— Interest Only
JPY	— Japanese Yen
KRW	— Korean (South) Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PIK	— Payment-in Kind Security
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar
UYU	— Uruguayan Peso

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Futures contracts outstanding as of December 31, 2025 (Note 1):
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Long Gilt	617	3/2026	GBP	75,991,072	186,898
U.S. Treasury 5 Year Note	1,378	3/2026	USD	150,621,860	(569,416)

					(382,518)

Short Contracts
Canada 10 Year Bond	(1,650)	3/2026	CAD	(145,350,989)	2,165,100
Japan 10 Year Bond	(30)	3/2026	JPY	(25,359,423)	191,414

					2,356,514

					1,973,996

Forward Foreign Currency Contracts outstanding as of December 31, 2025 (Note 1):
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CHF	44,010,000	USD	55,342,917	Goldman Sachs Bank USA	1/13/2026	266,767
USD	74,865,064	CHF	58,940,000	Goldman Sachs Bank USA	1/13/2026	390,290
USD	38,256,603	CHF	30,220,000	UBS AG	1/13/2026	71,539
GBP	11,360,000	USD	15,027,099	Morgan Stanley	1/16/2026	285,431
GBP	13,750,000	USD	18,433,030	Standard Chartered Bank	1/16/2026	101,062
USD	66,781,389	JPY	10,060,000,000	Citibank NA	1/16/2026	2,492,325
USD	34,056,299	JPY	5,166,000,000	Goldman Sachs Bank USA	1/16/2026	1,042,651
USD	8,837,284	JPY	1,310,000,000	HSBC Bank plc	1/16/2026	465,646
USD	56,910,516	JPY	8,734,000,000	JPMorgan Chase Bank	1/16/2026	1,095,339
CAD	82,790,000	USD	59,416,031	Citibank NA	1/23/2026	953,152
MXN	213,800,000	USD	11,493,944	Citibank NA	2/13/2026	333,534
MXN	350,000,000	USD	19,125,992	Wells Fargo Bank NA	2/13/2026	236,110
NZD	32,920,000	USD	18,799,295	Goldman Sachs Bank USA	2/27/2026	193,390

Total unrealized appreciation						7,927,236

CHF	30,220,000	USD	38,462,028	UBS AG	1/13/2026	(276,964)
USD	1,874,259	CHF	1,500,000	Barclays Bank plc	1/13/2026	(21,094)
USD	1,963,640	CHF	1,580,000	Citibank NA	1/13/2026	(32,800)
USD	10,267,156	CHF	8,210,000	Morgan Stanley	1/13/2026	(106,748)
JPY	2,857,000,000	USD	18,925,042	Barclays Bank plc	1/16/2026	(667,203)
JPY	10,027,000,000	USD	68,021,744	Citibank NA	1/16/2026	(3,943,569)
JPY	2,891,000,000	USD	19,106,925	Goldman Sachs Bank USA	1/16/2026	(631,807)
JPY	2,903,000,000	USD	19,062,941	Morgan Stanley	1/16/2026	(511,137)
JPY	2,874,000,000	USD	18,926,946	UBS AG	1/16/2026	(560,468)
JPY	1,876,000,000	USD	12,176,491	Wells Fargo Bank NA	1/16/2026	(187,795)
USD	33,763,108	GBP	25,110,000	HSBC Bank plc	1/16/2026	(83,515)
USD	50,466,987	CAD	70,800,000	Citibank NA	1/23/2026	(1,159,274)
USD	18,827,385	CAD	26,200,000	Goldman Sachs Bank USA	1/23/2026	(277,249)
USD	4,700,163	CAD	6,600,000	Morgan Stanley	1/23/2026	(112,455)
USD	3,860,344	CAD	5,390,000	Wells Fargo Bank NA	1/23/2026	(69,960)
KRW	81,080,000,000	USD	56,886,270	Citibank NA**	2/10/2026	(527,885)
USD	34,068,057	KRW	49,930,000,000	Citibank NA**	2/10/2026	(638,085)
USD	23,936,113	MXN	445,700,000	Citibank NA	2/13/2026	(720,140)
USD	11,367,127	MXN	211,900,000	Goldman Sachs Bank USA	2/13/2026	(355,242)
NZD	32,300,000	USD	18,672,953	Goldman Sachs Bank USA	2/27/2026	(37,968)
NOK	190,400,000	USD	18,942,537	Citibank NA	3/16/2026	(57,833)
USD	15,820,264	COP	62,250,000,000	Barclays Bank plc**	3/19/2026	(256,857)

Total unrealized depreciation						(11,236,048)

Net unrealized depreciation						(3,308,812)

**	Non-deliverable forward.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$85,557,856	$—		$85,557,856
Collateralized Mortgage Obligations	—	14,395,219	—		14,395,219
Commercial Mortgage-Backed Securities	—	36,612,909	—		36,612,909
Convertible Bonds
Information Technology	—	807,145	—		807,145
Corporate Bonds
Communication Services	—	8,978,708	—		8,978,708
Consumer Discretionary	—	22,502,474	—	(a)	22,502,474
Consumer Staples	—	7,651,394	—		7,651,394
Energy	—	9,928,007	—		9,928,007
Financials	—	77,130,900	—		77,130,900
Health Care	—	8,505,548	—		8,505,548
Industrials	—	18,308,486	—		18,308,486
Information Technology	—	15,740,922	—		15,740,922
Materials	—	14,099,714	—		14,099,714
Real Estate	—	5,697,805	—		5,697,805
Utilities	—	7,975,331	—		7,975,331
Foreign Government Securities	—	80,347,545	—		80,347,545
Forward Currency Contracts	—	7,927,236	—		7,927,236
Futures	2,543,412	—	—		2,543,412
Mortgage-Backed Securities	—	102,931,660	—		102,931,660
Short-Term Investments
Foreign Government Treasury Bills	—	23,840,380	—		23,840,380
Investment Companies	2,116,416	—	—		2,116,416
U.S. Treasury Obligations	—	177,273,246	—		177,273,246

Total Assets	$4,659,828	$726,212,485	$—		$730,872,313

Liabilities:
Forward Currency Contracts	$—	$(11,236,048)	$—		$(11,236,048)
Futures	(569,416)	—	—		(569,416)

Total Liabilities	$(569,416)	$(11,236,048)	$—		$(11,805,464)

Total	$4,090,412	$714,976,437	$—		$719,066,849

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$2,543,412	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	7,927,236

Total		$10,470,648

	Liability Derivatives
Interest rate contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(569,416	)*
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(11,236,048)

Total		$(11,805,464)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$8,309,115	$—	$—	$8,309,115
Foreign exchange contracts	—	(5,896,060)	—	(5,896,060)
Credit contracts	—	—	(1,049,196)	(1,049,196)

Total	$8,309,115	$(5,896,060)	$(1,049,196)	$1,363,859

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$2,475,720	$—	$2,475,720
Foreign exchange contracts	—	(1,893,265)	(1,893,265)

Total	$2,475,720	$(1,893,265)	$582,455

^ The Portfolio held forward foreign currency contracts, futures contracts and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$214,696,000
Average notional value of contracts — short	158,881,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$304,197,000
Average settlement value sold — in USD	319,732,000

Credit index swaps
Average notional value — sell protection	$17,250,000
Average notional value — buy protection	48,956,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2025:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Citibank NA	$3,779,011	$(3,779,011)	$—	$—
Goldman Sachs Bank USA	1,893,098	(1,302,266)	—	590,832
HSBC Bank plc	465,646	(83,515)	—	382,131
JPMorgan Chase Bank	1,095,339	—	—	1,095,339
Morgan Stanley	285,431	(285,431)	—	—
Standard Chartered Bank	101,062	—	—	101,062
UBS AG	71,539	(71,539)	—	—
Wells Fargo Bank NA	236,110	(236,110)	—	—

Total	$7,927,236	$(5,757,872)	$—	$2,169,364

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$945,154	$—	$(370,000)	$575,154
Citibank NA	7,079,586	(3,779,011)	(1,250,000)	2,050,575
Goldman Sachs Bank USA	1,302,266	(1,302,266)	—	—
HSBC Bank plc	83,515	(83,515)	—	—
Morgan Stanley	730,340	(285,431)	—	444,909
UBS AG	837,432	(71,539)	—	765,893
Wells Fargo Bank NA	257,755	(236,110)	—	21,645

Total	$11,236,048	$(5,757,872)	$(1,620,000)	$3,858,176

(370,000)

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$703,207,835
Long-term U.S. government debt securities	523,918,542

$1,227,126,377

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$739,332,176
Long-term U.S. government debt securities	496,764,349

$1,236,096,525

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,093,002
Aggregate gross unrealized depreciation	(37,879,596)

Net unrealized depreciation	$(19,786,594)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$738,853,443

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $739,577,396)	$720,401,665
Cash	18,204,391
Foreign cash (Cost $690)	727
Cash held as collateral at broker for futures	360,000
Cash held as collateral for forward foreign currency contracts	1,620,000
Dividends, interest and other receivables	8,555,906
Unrealized appreciation on forward foreign currency contracts	7,927,236
Due from broker for futures variation margin	7,705,591
Receivable for Portfolio shares sold	113,381
Receivable for securities sold	48,271
Securities lending income receivable	4,369
Other assets	3,186

Total assets	764,944,723

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	11,236,048
Payable for return of collateral on securities loaned	2,116,416
Investment management fees payable	307,337
Payable for Portfolio shares repurchased	208,879
Administrative fees payable	78,488
Distribution fees payable – Class IB	42,386
Distribution fees payable – Class IA	29,188
Accrued expenses	178,756

Total liabilities	14,197,498

Commitments and contingent liabilities^
NET ASSETS	$750,747,225

Net assets were comprised of:
Paid in capital	$881,142,408
Total distributable earnings (loss)	(130,395,183)

Net assets	$750,747,225

Class IA
Net asset value, offering and redemption price per share, $137,684,405 / 40,490,490 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.40

Class IB
Net asset value, offering and redemption price per share, $200,840,870 / 59,318,687 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.39

Class K
Net asset value, offering and redemption price per share, $412,221,950 / 120,682,148 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.42

(x)	Includes value of securities on loan of $2,074,453.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Interest (net of $623,401 foreign withholding tax)	$43,570,824
Securities lending (net)	38,527

Total income	43,609,351

EXPENSES
Investment management fees	4,432,816
Administrative fees	922,482
Distribution fees – Class IB	482,195
Distribution fees – Class IA	340,749
Custodian fees	275,101
Professional fees	113,820
Printing and mailing expenses	53,887
Trustees’ fees	25,021
Miscellaneous	58,792

Gross expenses	6,704,863
Less: Waiver from investment manager	(857,426)

Net expenses	5,847,437

NET INVESTMENT INCOME (LOSS)	37,761,914

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(13,257,973)
Futures contracts	8,309,115
Forward foreign currency contracts	(5,896,060)
Foreign currency transactions	579,067
Swaps	(1,049,196)

Net realized gain (loss)	(11,315,047)

Change in unrealized appreciation (depreciation) on:
Investments in securities	33,701,300
Futures contracts	2,475,720
Forward foreign currency contracts	(1,893,265)
Foreign currency translations	217,157

Net change in unrealized appreciation (depreciation)	34,500,912

NET REALIZED AND UNREALIZED GAIN (LOSS)	23,185,865

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$60,947,779

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$37,761,914	$36,305,920
Net realized gain (loss)	(11,315,047)	4,866,391
Net change in unrealized appreciation (depreciation)	34,500,912	(44,969,112)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	60,947,779	(3,796,801)

Distributions to shareholders:
Class IA	(6,948,564)	(6,840,928)
Class IB	(10,111,384)	(9,565,538)
Class K	(21,372,272)	(22,408,188)

Total distributions to shareholders	(38,432,220)	(38,814,654)

Tax return of capital:
Class IA	(36,099)	—
Class IB	(52,531)	—
Class K	(111,034)	—

Total tax return of capital	(199,664)	—

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 3,792,285 and 3,495,493 shares, respectively ]	13,150,504	12,084,635
Capital shares issued in reinvestment of dividends [ 2,057,808 and 2,018,869 shares, respectively ]	6,984,663	6,840,928
Capital shares repurchased [ (5,739,116) and (5,117,207) shares, respectively ]	(19,869,656)	(17,808,893)

Total Class IA transactions	265,511	1,116,670

Class IB
Capital shares sold [ 8,065,065 and 7,780,370 shares, respectively ]	27,781,292	26,947,064
Capital shares issued in reinvestment of dividends [ 3,012,278 and 2,834,801 shares, respectively ]	10,163,915	9,565,538
Capital shares repurchased [ (8,038,435) and (8,058,436) shares, respectively ]	(27,602,730)	(27,863,162)

Total Class IB transactions	10,342,477	8,649,440

Class K
Capital shares sold [ 10,199,355 and 12,474,535 shares, respectively ]	35,340,606	43,538,506
Capital shares issued in reinvestment of dividends [ 6,310,632 and 6,589,647 shares, respectively ]	21,483,306	22,408,188
Capital shares repurchased [ (21,158,900) and (17,525,190) shares, respectively ]	(73,106,587)	(61,498,237)

Total Class K transactions	(16,282,675)	4,448,457

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,674,687)	14,214,567

TOTAL INCREASE (DECREASE) IN NET ASSETS	16,641,208	(28,396,888)
NET ASSETS:
Beginning of year	734,106,017	762,502,905

End of year	$750,747,225	$734,106,017

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2025		2024		2023		2022		2021
Net asset value, beginning of year	$3.30		$3.50		$3.43		$4.04		$4.21

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17		0.16		0.14		0.10		0.07
Net realized and unrealized gain (loss)	0.11		(0.18)		0.01		(0.62)		(0.14)

Total from investment operations	0.28		(0.02)		0.15		(0.52)		(0.07)

Less distributions:
Dividends from net investment income	(0.18)		(0.18)		(0.08)		(0.09)		(0.06)
Distributions from net realized gains	—		—		—		—	#	(0.04)
Tax return of capital	—	#	—		—		—		—

Total dividends and distributions	(0.18)		(0.18)		(0.08)		(0.09)		(0.10)

Net asset value, end of year	$3.40		$3.30		$3.50		$3.43		$4.04

Total return	8.53%		(0.73)%		4.50%		(12.86)%		(1.76)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$137,684		$133,348		$139,982		$137,580		$157,063
Ratio of expenses to average net assets:
After waivers (f)	0.93	%(j)	0.93	%(j)	0.93	%(j)	0.95	%(k)	1.01	%(m)(o)
Before waivers (f)	1.05%		1.04%		1.09%		1.04%		1.10%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	4.97%		4.68%		4.18%		2.65%		1.65%
Before waivers (f)	4.86%		4.57%		4.02%		2.56%		1.56%
Portfolio turnover rate^	177%		125%		145%		187%		200%

	Year Ended December 31,
Class IB	2025		2024		2023		2022		2021
Net asset value, beginning of year	$3.29		$3.49		$3.42		$4.03		$4.19

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17		0.16		0.14		0.10		0.07
Net realized and unrealized gain (loss)	0.11		(0.18)		0.01		(0.62)		(0.13)

Total from investment operations	0.28		(0.02)		0.15		(0.52)		(0.06)

Less distributions:
Dividends from net investment income	(0.18)		(0.18)		(0.08)		(0.09)		(0.06)
Distributions from net realized gains	—		—		—		—	#	(0.04)
Tax return of capital	—	#	—		—		—		—

Total dividends and distributions	(0.18)		(0.18)		(0.08)		(0.09)		(0.10)

Net asset value, end of year	$3.39		$3.29		$3.49		$3.42		$4.03

Total return	8.58%		(0.72)%		4.51%		(12.89)%		(1.53)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$200,841		$185,113		$187,375		$182,542		$100,338
Ratio of expenses to average net assets:
After waivers (f)	0.93	%(j)	0.93	%(j)	0.93	%(j)	0.94	%(k)	1.00	%(m)(o)
Before waivers (f)	1.05%		1.04%		1.09%		1.04%		1.09%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	4.97%		4.68%		4.18%		2.81%		1.61%
Before waivers (f)	4.86%		4.57%		4.02%		2.72%		1.52%
Portfolio turnover rate^	177%		125%		145%		187%		200%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2025		2024		2023		2022		2021
Net asset value, beginning of year	$3.32		$3.52		$3.44		$4.06		$4.22

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18		0.17		0.15		0.11		0.07
Net realized and unrealized gain (loss)	0.11		(0.18)		0.02		(0.63)		(0.12)

Total from investment operations	0.29		(0.01)		0.17		(0.52)		(0.05)

Less distributions:
Dividends from net investment income	(0.19)		(0.19)		(0.09)		(0.10)		(0.07)
Distributions from net realized gains	—		—		—		—	#	(0.04)
Tax return of capital	—	#	—		—		—		—

Total dividends and distributions	(0.19)		(0.19)		(0.09)		(0.10)		(0.11)

Net asset value, end of year	$3.42		$3.32		$3.52		$3.44		$4.06

Total return	8.76%		(0.47)%		5.03%		(12.83)%		(1.29)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$412,222		$415,645		$435,145		$429,225		$513,183
Ratio of expenses to average net assets:
After waivers (f)	0.68	%(j)	0.68	%(j)	0.68	%(j)	0.70	%(k)	0.73	%(m)(o)
Before waivers (f)	0.80%		0.79%		0.84%		0.79%		0.81%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	5.22%		4.93%		4.43%		2.90%		1.75%
Before waivers (f)	5.10%		4.82%		4.27%		2.81%		1.67%
Portfolio turnover rate^	177%		125%		145%		187%		200%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.93% for Class IA, 0.93% for Class IB and 0.68% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class IA, 0.95% for Class IB and 0.70% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.01% for Class IA, 1.00% for Class IB and 0.73% for Class K.
(o)	Includes extraordinary expenses of 0.06%, 0.05% and 0.03% for Class IA, Class IB and Class K, respectively.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.3%)
Anglogold Ashanti plc	4,104	$355,172

Brazil (5.3%)
Ambev SA	333,091	849,786
Axia Energia	10,350	94,967
Axia Energia (Preference) (q)*	2,720	24,407
B3 SA - Brasil Bolsa Balcao	42,931	109,291
Banco Bradesco SA	15,196	43,482
Banco Bradesco SA (Preference) (q)	48,381	161,307
Banco Bradesco SA (ADR)	170,120	566,500
Banco BTG Pactual SA	11,079	106,913
Banco do Brasil SA	15,588	62,526
BB Seguridade Participacoes SA	7,812	51,764
Cia de Saneamento Basico do Estado de Sao Paulo	4,011	97,403
Cia Energetica de Minas Gerais (Preference) (q)	13,635	27,943
Embraer SA	6,169	99,981
Eneva SA*	7,990	29,424
Equatorial SA	9,398	66,029
Gerdau SA (Preference) (q)	12,862	48,164
Itau Unibanco Holding SA (Preference) (q)	46,471	334,132
Itau Unibanco Holding SA (ADR)	80,235	574,483
Itausa SA (Preference) (q)	46,531	99,605
Localiza Rent a Car SA	8,299	66,183
Localiza Rent a Car SA (Preference) (q)*	319	2,417
Motiva Infraestrutura de Mobilidade SA	8,419	23,199
NU Holdings Ltd., Class A*	28,704	480,505
Petroleo Brasileiro SA - Petrobras	30,386	180,328
Petroleo Brasileiro SA - Petrobras (Preference) (q)	41,223	232,605
Petroleo Brasileiro SA - Petrobras (ADR)	26,317	311,856
PRIO SA*	6,935	52,508
Raia Drogasil SA	11,345	48,653
Rede D’Or Sao Luiz SA (m)	7,027	52,423
Rumo SA	12,965	34,898
StoneCo Ltd., Class A*	1,840	27,214
Suzano SA	5,126	48,129
Telefonica Brasil SA*	9,600	57,865
TIM SA	7,200	28,092
TOTVS SA	3,956	30,379
Ultrapar Participacoes SA	6,044	23,151
Vale SA	31,464	413,414
Vibra Energia SA	11,365	52,493
WEG SA	14,388	127,319
XP, Inc., Class A	47,931	784,630

		6,526,368

Chile (1.1%)
Banco de Chile	462,284	89,291
Banco de Credito e Inversiones SA	655	42,463
Banco Santander Chile	707,561	55,845
Cencosud SA	11,427	36,723
Empresas Copec SA	4,090	32,054
Enel Chile SA	382,107	31,384
Falabella SA	6,082	42,426
Latam Airlines Group SA	2,652,664	71,820
Sociedad Quimica y Minera de Chile SA (Preference), Class B (q)*	1,224	86,687
Sociedad Quimica y Minera de Chile SA (ADR)*	12,580	865,504

		1,354,197

China (26.9%)
360 Security Technology, Inc., Class A	6,600	10,550
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,900	13,171
3SBio, Inc. (m)*	15,233	47,327
AAC Technologies Holdings, Inc.	8,075	40,465
Agricultural Bank of China Ltd., Class A	43,400	47,697
Agricultural Bank of China Ltd., Class H	242,452	180,063
Aier Eye Hospital Group Co. Ltd., Class A	6,500	10,213
Air China Ltd., Class A*	9,800	13,140
Airtac International Group	1,516	44,871
Akeso, Inc. (m)(x)*	5,275	76,590
Alibaba Group Holding Ltd.	141,736	2,600,627
Alibaba Health Information Technology Ltd. (x)*	40,386	26,205
Aluminum Corp. of China Ltd., Class A	13,700	23,957
Aluminum Corp. of China Ltd., Class H	27,304	42,696
Anhui Conch Cement Co. Ltd., Class H	10,537	29,894
Anhui Gujing Distillery Co. Ltd., Class A	300	5,692
ANTA Sports Products Ltd.	10,667	110,402
Autohome, Inc. (ADR)	529	11,776
Avary Holding Shenzhen Co. Ltd., Class A	2,200	15,924
AviChina Industry & Technology Co. Ltd., Class H (x)	20,991	10,708
Baidu, Inc., Class A*	18,695	315,879
Baidu, Inc. (ADR)*	4,688	612,534
Bank of Beijing Co. Ltd., Class A	20,300	15,919
Bank of Chengdu Co. Ltd., Class A	6,200	14,302
Bank of China Ltd., Class H	613,761	351,725
Bank of China Ltd., Class A	29,700	24,353
Bank of Communications Co. Ltd., Class A	19,500	20,231
Bank of Communications Co. Ltd., Class H	71,634	59,367
Bank of Hangzhou Co. Ltd., Class A	5,900	12,901
Bank of Jiangsu Co. Ltd., Class A	14,100	20,984
Bank of Nanjing Co. Ltd., Class A	9,600	15,702
Bank of Ningbo Co. Ltd., Class A	6,500	26,128
Bank of Shanghai Co. Ltd., Class A	12,700	18,355
Baoshan Iron & Steel Co. Ltd., Class A	12,500	13,326
Beijing Enterprises Holdings Ltd.	4,062	16,608
Beijing Kingsoft Office Software, Inc., Class A	346	15,204
Beijing Tong Ren Tang Co. Ltd., Class A	2,200	10,156
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A*	1,869	12,019

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	22,500	$16,582
Bilibili, Inc., Class Z*	2,013	49,894
BOC Aviation Ltd. (m)	84,400	789,484
Bosideng International Holdings Ltd.	26,968	15,454
BYD Co. Ltd., Class A	2,402	33,589
BYD Co. Ltd., Class H	81,901	1,003,413
BYD Electronic International Co. Ltd. (x)	6,850	29,608
C&D International Investment Group Ltd.	5,493	11,046
Cambricon Technologies Corp. Ltd., Class A*	217	42,093
CGN Power Co. Ltd., Class H (m)	115,031	43,306
Changchun High-Tech Industry Group Co. Ltd., Class A	900	11,919
Chaozhou Three-Circle Group Co. Ltd., Class A	3,400	22,259
China CITIC Bank Corp. Ltd., Class H	77,354	68,978
China Construction Bank Corp., Class H	801,652	792,103
China CSSC Holdings Ltd., Class A	3,800	18,086
China Eastern Airlines Corp. Ltd., Class A*	18,500	15,884
China Energy Engineering Corp. Ltd., Class A	32,000	10,761
China Everbright Bank Co. Ltd., Class A	27,100	13,534
China Feihe Ltd. (m)(x)	25,661	13,387
China Galaxy Securities Co. Ltd., Class H	25,162	32,428
China Gas Holdings Ltd.	20,606	20,334
China Gold International Resources Corp. Ltd.	1,962	39,554
China Hongqiao Group Ltd.	24,646	103,300
China International Capital Corp. Ltd., Class H (m)	12,618	31,729
China International Capital Corp. Ltd., Class A	1,900	9,516
China Jushi Co. Ltd., Class A	7,600	18,597
China Life Insurance Co. Ltd., Class H	65,859	231,696
China Life Insurance Co. Ltd., Class A	3,100	20,184
China Literature Ltd. (m)(x)*	2,830	11,992
China Mengniu Dairy Co. Ltd.	27,275	52,253
China Merchants Bank Co. Ltd., Class H	33,441	226,873
China Merchants Bank Co. Ltd., Class A	10,000	60,245
China Merchants Energy Shipping Co. Ltd., Class A	13,300	17,091
China Merchants Port Holdings Co. Ltd.	10,365	20,163
China Merchants Securities Co. Ltd., Class A	5,400	12,858
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	7,000	8,655
China Minsheng Banking Corp. Ltd., Class A	23,300	12,770
China Minsheng Banking Corp. Ltd., Class H	40,320	20,360
China National Building Material Co. Ltd., Class H	28,033	18,442
China National Nuclear Power Co. Ltd., Class A	12,300	15,225
China Oilfield Services Ltd., Class H	14,287	12,832
China Overseas Land & Investment Ltd.	30,956	48,725
China Pacific Insurance Group Co. Ltd., Class A	3,300	19,791
China Pacific Insurance Group Co. Ltd., Class H	21,306	96,364
China Petroleum & Chemical Corp., Class A	21,700	19,190
China Petroleum & Chemical Corp., Class H	222,383	133,441
China Power International Development Ltd. (x)	42,899	17,804
China Railway Group Ltd., Class A	15,300	11,845
China Railway Group Ltd., Class H	27,671	13,617
China Resources Beer Holdings Co. Ltd.	13,811	46,529
China Resources Gas Group Ltd.	6,220	18,078
China Resources Land Ltd.	27,662	96,677
China Resources Microelectronics Ltd., Class A	1,732	13,101
China Resources Mixc Lifestyle Services Ltd. (m)	5,604	30,919
China Resources Power Holdings Co. Ltd. (x)	16,587	36,892
China Ruyi Holdings Ltd. (x)*	94,717	26,653
China Shenhua Energy Co. Ltd., Class A	3,400	19,705
China Shenhua Energy Co. Ltd., Class H	30,762	153,361
China Southern Airlines Co. Ltd., Class A*	12,300	14,099
China State Construction Engineering Corp. Ltd., Class A	18,400	13,507
China State Construction International Holdings Ltd.	13,950	16,329
China Taiping Insurance Holdings Co. Ltd.	11,196	26,887
China Tower Corp. Ltd., Class H (m)	36,279	53,887
China United Network Communications Ltd., Class A	23,100	16,892
China Vanke Co. Ltd., Class A*	13,400	8,917
China Yangtze Power Co. Ltd., Class A	12,200	47,469
Chongqing Changan Automobile Co. Ltd., Class A	8,450	14,341
Chongqing Zhifei Biological Products Co. Ltd., Class A*	1,834	4,952
Chow Tai Fook Jewellery Group Ltd. (x)	17,069	27,174
CITIC Ltd.	47,016	72,856
CITIC Securities Co. Ltd., Class A	5,200	21,364
CITIC Securities Co. Ltd., Class H	13,770	48,479
CMOC Group Ltd., Class H	27,294	67,475
CNGR Advanced Material Co. Ltd., Class A	560	3,713
Contemporary Amperex Technology Co. Ltd., Class A	2,059	108,210

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Contemporary Amperex Technology Co. Ltd., Class H	734	$47,675
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	6,000	10,028
COSCO SHIPPING Holdings Co. Ltd., Class A	9,000	19,550
COSCO SHIPPING Holdings Co. Ltd., Class H (x)	22,544	39,830
CRRC Corp. Ltd., Class A	15,200	14,834
CRRC Corp. Ltd., Class H	32,579	25,033
CSC Financial Co. Ltd., Class A	3,400	13,025
CSPC Pharmaceutical Group Ltd.	76,349	82,699
Daqin Railway Co. Ltd., Class A	12,800	9,451
Dongfang Electric Corp. Ltd., Class A	4,300	14,940
East Money Information Co. Ltd., Class A	8,200	27,200
ENN Energy Holdings Ltd.	6,393	56,843
ENN Natural Gas Co. Ltd., Class A	5,100	15,151
Eoptolink Technology, Inc. Ltd., Class A	500	30,829
Everbright Securities Co. Ltd., Class A	6,500	16,324
Far East Horizon Ltd.	16,103	16,635
Flat Glass Group Co. Ltd., Class A*	1,700	3,812
Focus Media Information Technology Co. Ltd., Class A	11,600	12,234
Foshan Haitian Flavouring & Food Co. Ltd., Class A	3,700	19,601
Fosun International Ltd.	17,382	9,782
Foxconn Industrial Internet Co. Ltd., Class A	8,000	71,035
Fuyao Glass Industry Group Co. Ltd., Class A	1,800	16,683
Fuyao Glass Industry Group Co. Ltd., Class H (m)	4,201	36,274
Ganfeng Lithium Group Co. Ltd., Class H (m)(x)	3,660	24,431
GCL Technology Holdings Ltd.*	173,521	23,633
GD Power Development Co. Ltd., Class A	22,100	15,939
GDS Holdings Ltd., Class A*	8,844	38,296
Geely Automobile Holdings Ltd.	48,576	111,723
Genscript Biotech Corp. (x)*	8,779	14,010
Giant Biogene Holding Co. Ltd. (m)(x)	2,673	11,430
GoerTek, Inc., Class A	5,500	22,612
Goneo Group Co. Ltd., Class A	2,436	14,233
Gotion High-tech Co. Ltd., Class A	2,900	16,230
Great Wall Motor Co. Ltd., Class H	20,829	40,948
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,300	13,238
Guangdong Haid Group Co. Ltd., Class A	1,300	10,302
Guangdong Investment Ltd.	27,094	23,638
Guanghui Energy Co. Ltd., Class A	8,100	5,703
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,600	10,608
Guosen Securities Co. Ltd., Class A	8,100	15,207
Guotai Haitong Securities Co. Ltd., Class H (m)	11,707	25,030
Guotai Haitong Securities Co. Ltd.	8,900	26,172
H World Group Ltd. (ADR)	1,648	77,538
Haidilao International Holding Ltd. (m)(x)	14,435	26,430
Haier Smart Home Co. Ltd., Class A	3,200	11,947
Haier Smart Home Co. Ltd., Class H	19,657	61,325
Haitian International Holdings Ltd.	5,159	14,689
Hangzhou First Applied Material Co. Ltd., Class A	1,920	3,836
Hangzhou Silan Microelectronics Co. Ltd., Class A	1,500	6,098
Hangzhou Tigermed Consulting Co. Ltd., Class A	1,000	8,114
Hansoh Pharmaceutical Group Co. Ltd. (m)	12,489	57,898
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,000	11,364
Hengan International Group Co. Ltd.	6,606	23,682
Horizon Robotics*	34,830	38,756
Hoshine Silicon Industry Co. Ltd., Class A	700	5,279
Hua Hong Semiconductor Ltd., Class H (m)*	5,600	53,462
Huadian Power International Corp. Ltd., Class A	13,900	9,866
Huadong Medicine Co. Ltd., Class A	2,300	12,984
Huaneng Power International, Inc., Class A	10,000	10,675
Huaneng Power International, Inc., Class H	26,775	19,713
Huatai Securities Co. Ltd., Class A	5,300	17,891
Huatai Securities Co. Ltd., Class H (m)	10,711	25,901
Huayu Automotive Systems Co. Ltd., Class A	3,900	11,162
Huizhou Desay Sv Automotive Co. Ltd., Class A	700	12,050
Hundsun Technologies, Inc., Class A	2,800	12,080
Hygon Information Technology Co. Ltd., Class A	1,749	56,166
Iflytek Co. Ltd., Class A	1,900	13,673
Imeik Technology Development Co. Ltd., Class A	420	8,518
Industrial & Commercial Bank of China Ltd., Class H	956,069	772,698
Industrial & Commercial Bank of China Ltd., Class A	26,100	29,618
Industrial Bank Co. Ltd., Class A	8,600	25,918
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	35,900	12,227
Innovent Biologics, Inc. (m)*	12,299	120,498
JA Solar Technology Co. Ltd., Class A*	7,060	11,568
JD Health International, Inc. (m)*	9,566	68,217
JD Logistics, Inc. (m)*	17,101	25,093
JD.com, Inc., Class A	19,700	282,488
Jiangsu Expressway Co. Ltd., Class H	13,780	17,688
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,100	17,301
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	2,600	22,164
Jiangsu King’s Luck Brewery JSC Ltd., Class A	2,100	10,452
Jiangsu Yanghe Distillery Co. Ltd., Class A	1,600	13,907
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,100	10,631
Jiangxi Copper Co. Ltd., Class H	300,623	1,656,329

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Jinko Solar Co. Ltd., Class A*	10,288	$8,303
Kanzhun Ltd. (ADR)	3,125	63,687
KE Holdings, Inc., Class A	17,656	94,148
Kingdee International Software Group Co. Ltd.*	22,327	38,126
Kingsoft Corp. Ltd.	8,075	29,508
Kuaishou Technology (m)	23,119	189,967
Kunlun Energy Co. Ltd.	35,918	34,290
Kweichow Moutai Co. Ltd., Class A	600	118,244
Lenovo Group Ltd.	66,278	78,859
Lens Technology Co. Ltd., Class A	4,400	19,059
Li Auto, Inc., Class A (x)*	10,456	87,125
Li Ning Co. Ltd.	20,187	48,427
Longfor Group Holdings Ltd. (m)(x)	14,732	16,203
LONGi Green Energy Technology Co. Ltd., Class A*	3,080	8,022
Luxshare Precision Industry Co. Ltd., Class A	2,900	23,534
Mango Excellent Media Co. Ltd., Class A	2,200	7,688
Maxscend Microelectronics Co. Ltd., Class A	480	5,597
Meitu, Inc. (m)*	28,987	26,072
Meituan, Class B (m)*	42,631	565,842
Metallurgical Corp. of China Ltd., Class A	31,200	13,260
Midea Group Co. Ltd., Class A	2,200	24,603
Midea Group Co. Ltd., Class H	3,200	34,929
MINISO Group Holding Ltd.	3,453	16,150
MMG Ltd.*	35,690	40,218
Montage Technology Co. Ltd., Class A	1,153	19,436
Muyuan Foods Co. Ltd., Class A	2,100	15,200
NARI Technology Co. Ltd., Class A	3,456	11,118
NAURA Technology Group Co. Ltd., Class A	405	26,606
NetEase Cloud Music, Inc. (m)*	736	17,590
NetEase, Inc.	14,902	410,907
New China Life Insurance Co. Ltd., Class H	7,910	55,239
New Hope Liuhe Co. Ltd., Class A	6,100	8,048
New Oriental Education & Technology Group, Inc.	13,567	73,634
Ningbo Deye Technology Co. Ltd., Class A	2,116	26,101
Ningxia Baofeng Energy Group Co. Ltd., Class A	5,600	15,731
NIO, Inc., Class A*	15,499	81,571
Nongfu Spring Co. Ltd., Class H (m)	17,805	107,159
PDD Holdings, Inc. (ADR)*	5,856	664,012
People’s Insurance Co. Group of China Ltd. (The), Class A	19,700	25,230
People’s Insurance Co. Group of China Ltd. (The), Class H	74,868	64,934
PetroChina Co. Ltd., Class H	192,170	206,918
PetroChina Co. Ltd., Class A	17,200	25,622
Pharmaron Beijing Co. Ltd., Class A	1,350	5,492
PICC Property & Casualty Co. Ltd., Class H	55,754	117,200
Ping An Bank Co. Ltd., Class A	8,000	13,062
Ping An Insurance Group Co. of China Ltd., Class A	5,600	54,813
Ping An Insurance Group Co. of China Ltd., Class H	57,361	480,176
Poly Property Services Co. Ltd., Class H (m)	137,400	562,827
Pop Mart International Group Ltd. (m)	4,597	110,869
Postal Savings Bank of China Co. Ltd., Class A	16,600	12,946
Postal Savings Bank of China Co. Ltd., Class H (m)	68,063	46,526
Qfin Holdings, Inc. (ADR), Class A	1,009	19,443
Qinghai Salt Lake Industry Co. Ltd., Class A*	3,700	14,910
Rongsheng Petrochemical Co. Ltd., Class A	15,100	25,303
Sanan Optoelectronics Co. Ltd., Class A	7,800	15,772
Sany Heavy Industry Co. Ltd., Class A	8,900	26,911
Satellite Chemical Co. Ltd., Class A	4,505	11,398
SG Micro Corp., Class A	1,521	14,940
Shaanxi Coal Industry Co. Ltd., Class A	5,300	16,170
Shandong Gold Mining Co. Ltd., Class A	4,600	25,481
Shandong Gold Mining Co. Ltd., Class H (m)(x)	6,907	30,707
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	3,300	14,842
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	27,428	17,692
Shanghai Baosight Software Co. Ltd., Class A	3,456	10,242
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	157,000	394,381
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,800	6,823
Shanghai International Airport Co. Ltd., Class A	2,700	12,657
Shanghai Pudong Development Bank Co. Ltd., Class A	15,700	27,948
Shanghai Putailai New Energy Technology Group Co. Ltd.	1,740	6,807
Shanghai Rural Commercial Bank Co. Ltd., Class A	18,600	24,727
Shanghai United Imaging Healthcare Co. Ltd., Class A	925	16,612
Shanxi Coking Coal Energy Group Co. Ltd., Class A	7,000	6,431
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	500	12,285
Shenwan Hongyuan Group Co. Ltd., Class A	18,200	13,725
Shenzhen Inovance Technology Co. Ltd., Class A	1,900	20,481
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	500	13,627
Shenzhen Transsion Holdings Co. Ltd., Class A	1,428	13,520
Shenzhou International Group Holdings Ltd.	76,385	600,661
Sichuan Chuantou Energy Co. Ltd., Class A	7,500	14,918

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H*	413	$20,813
Sichuan Road and Bridge Group Co. Ltd., Class A	12,740	18,140
Sino Biopharmaceutical Ltd.	84,712	67,267
Sinopharm Group Co. Ltd., Class H	227,376	567,951
Smoore International Holdings Ltd. (m)	12,083	18,491
Sungrow Power Supply Co. Ltd., Class A	1,000	24,476
Sunny Optical Technology Group Co. Ltd. (x)	6,110	51,462
TAL Education Group (ADR)*	4,182	45,626
TCL Technology Group Corp., Class A	26,290	17,080
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A*	2,750	3,372
Tencent Holdings Ltd.	77,164	5,938,972
Tencent Music Entertainment Group (ADR)	4,851	85,038
Tianqi Lithium Corp., Class A*	2,700	21,397
Tingyi Cayman Islands Holding Corp.	16,474	24,956
Tongcheng Travel Holdings Ltd. (m)	7,983	23,018
TravelSky Technology Ltd., Class H	570,000	752,901
Trina Solar Co. Ltd., Class A*	1,157	2,740
Trip.com Group Ltd.	5,341	380,191
Tsingtao Brewery Co. Ltd., Class H	5,436	34,030
Tsingtao Brewery Co. Ltd., Class A	1,000	8,758
UBTech Robotics Corp. Ltd., Class H*	1,655	26,858
Unigroup Guoxin Microelectronics Co. Ltd., Class A (r)	1,959	22,093
Unisplendour Corp. Ltd., Class A	4,600	16,193
Vipshop Holdings Ltd. (ADR)	3,654	64,639
Wanhua Chemical Group Co. Ltd., Class A	1,300	14,265
Want Want China Holdings Ltd.	36,211	21,589
Weichai Power Co. Ltd., Class H	279,768	677,609
Weichai Power Co. Ltd., Class A	5,400	13,291
Wens Foodstuff Group Co. Ltd., Class A	4,700	11,353
Wingtech Technology Co. Ltd., Class A*	2,400	12,803
Wuliangye Yibin Co. Ltd., Class A	1,900	28,804
WuXi AppTec Co. Ltd., Class H (m)	3,043	38,591
WuXi AppTec Co. Ltd., Class A	1,000	12,971
Wuxi Biologics Cayman, Inc. (m)*	32,857	132,733
WuXi XDC Cayman, Inc. (x)*	3,041	23,737
Xiaomi Corp., Class B (m)*	146,513	739,841
Xinjiang Daqo New Energy Co. Ltd., Class A*	3,122	11,982
Xinyi Solar Holdings Ltd.	39,532	15,086
XPeng, Inc., Class A*	10,728	109,379
Yadea Group Holdings Ltd. (m)	9,032	13,195
Yankuang Energy Group Co. Ltd., Class H (x)	32,978	40,763
Yankuang Energy Group Co. Ltd., Class A	5,070	9,540
Yealink Network Technology Corp. Ltd., Class A	1,540	7,856
Yonyou Network Technology Co. Ltd., Class A*	7,500	14,231
YTO Express Group Co. Ltd., Class A	4,500	10,574
Yum China Holdings, Inc. (New York Stock Exchange)	15,421	736,199
Yum China Holdings, Inc.(Hong Kong Stock Exchange)	3,136	148,526
Yunnan Baiyao Group Co. Ltd., Class A	1,260	10,234
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	300	7,246
Zhaojin Mining Industry Co. Ltd., Class H	11,548	45,612
Zhejiang Chint Electrics Co. Ltd., Class A	5,400	21,552
Zhejiang Dahua Technology Co. Ltd., Class A	4,900	13,280
Zhejiang Expressway Co. Ltd., Class H	16,432	15,138
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,040	10,159
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,300	6,837
Zhejiang Leapmotor Technology Co. Ltd., Class H (m)*	4,442	27,750
Zhejiang NHU Co. Ltd., Class A	3,120	11,247
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	72	570
Zhongji Innolight Co. Ltd., Class A	500	43,645
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,789	18,315
Zijin Mining Group Co. Ltd., Class A	9,400	46,367
Zijin Mining Group Co. Ltd., Class H	46,361	212,424
ZTE Corp., Class H (x)	5,230	18,238
ZTE Corp., Class A	2,900	15,703
ZTO Express Cayman, Inc.	3,720	77,577

		33,049,642

Colombia (1.5%)
Ecopetrol SA	515,410	255,139
Grupo Cibest SA	2,059	36,791
Grupo Cibest SA (Preference) (q)	2,310	36,812
Grupo Cibest SA (ADR)	23,359	1,485,866
Interconexion Electrica SA ESP	4,497	29,737

		1,844,345

Czech Republic (1.1%)
CEZ A/S	1,385	87,248
Komercni Banka A/S	21,845	1,234,784

		1,322,032

Egypt (0.1%)
Commercial International Bank - Egypt (CIB)	22,535	48,660
Eastern Co. SAE	36,347	28,270

		76,930

Greece (0.4%)
Alpha Bank SA	18,515	77,897
Eurobank SA	20,982	84,454
Hellenic Telecommunications Organization SA	1,387	27,482
JUMBO SA	971	31,837
National Bank of Greece SA	6,874	105,018
OPAP SA	1,568	35,196
Piraeus Bank SA*	9,215	73,575

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Public Power Corp. SA	1,606	$34,350

		469,809

Hong Kong (0.1%)
J&T Global Express Ltd.*	20,245	27,184
Orient Overseas International Ltd.	986	15,887
Zijin Gold International Co. Ltd.*	1,766	33,129

		76,200

Hungary (0.2%)
MOL Hungarian Oil & Gas plc	3,803	34,189
OTP Bank Nyrt.	1,880	201,780
Richter Gedeon Nyrt.	1,130	34,087

		270,056

India (11.7%)
ABB India Ltd.	452	26,000
Adani Enterprises Ltd.	1,467	36,556
Adani Ports & Special Economic Zone Ltd.	4,268	69,795
Adani Power Ltd.*	31,170	49,589
Alkem Laboratories Ltd.	394	24,139
Ambuja Cements Ltd.	4,814	29,798
APL Apollo Tubes Ltd.	1,471	31,325
Apollo Hospitals Enterprise Ltd.	813	63,703
Ashok Leyland Ltd.	25,502	50,843
Asian Paints Ltd.	3,435	105,844
AU Small Finance Bank Ltd. (m)	3,155	34,910
Aurobindo Pharma Ltd.	2,672	35,169
Avenue Supermarts Ltd. (m)*	1,333	56,094
Axis Bank Ltd.	20,378	287,806
Bajaj Auto Ltd.	561	58,316
Bajaj Finance Ltd.	24,830	272,612
Bajaj Finserv Ltd.	3,952	89,694
Bajaj Holdings & Investment Ltd.	228	28,736
Bank of Baroda	8,875	29,218
Bharat Electronics Ltd.	29,710	132,089
Bharat Forge Ltd.	2,069	33,848
Bharat Heavy Electricals Ltd.	8,708	27,850
Bharat Petroleum Corp. Ltd.	13,348	57,028
Bharti Airtel Ltd.	21,390	501,102
Bosch Ltd.	64	25,663
Britannia Industries Ltd.	876	58,780
BSE Ltd.	1,702	49,845
Canara Bank	15,123	26,065
CG Power & Industrial Solutions Ltd.	5,242	37,787
Cholamandalam Investment and Finance Co. Ltd.	3,330	63,066
Cipla Ltd.	5,287	88,900
Coal India Ltd.	16,235	72,072
Colgate-Palmolive India Ltd.	1,111	25,658
Coromandel International Ltd.	983	24,787
Cummins India Ltd.	1,204	59,402
Dabur India Ltd.	5,000	28,015
Divi’s Laboratories Ltd.	1,073	76,315
Dixon Technologies India Ltd. (m)	289	38,913
DLF Ltd.	6,460	49,406
Dr Reddy’s Laboratories Ltd.	4,865	68,818
Eicher Motors Ltd.	1,105	89,902
Eternal Ltd.*	20,434	63,214
Fortis Healthcare Ltd.	4,048	39,814
FSN E-Commerce Ventures Ltd.*	9,779	28,849
GAIL India Ltd.	18,839	36,085
GE Vernova T&D India Ltd.	1,057	36,839
GMR Airports Ltd.*	22,005	25,553
Godrej Consumer Products Ltd.	3,305	44,942
Godrej Properties Ltd.*	1,011	22,546
Grasim Industries Ltd.	2,123	66,822
Havells India Ltd.	2,025	32,103
HCL Technologies Ltd.	8,243	148,876
HDFC Asset Management Co. Ltd. (m)	1,484	44,121
HDFC Bank Ltd.	94,602	1,043,281
HDFC Bank Ltd. (ADR)	20,144	736,062
HDFC Life Insurance Co. Ltd. (m)	9,843	82,119
Hero MotoCorp Ltd.	1,052	67,547
Hindalco Industries Ltd.	13,286	131,072
Hindustan Aeronautics Ltd. (m)	1,774	86,622
Hindustan Petroleum Corp. Ltd.	8,424	46,774
Hindustan Unilever Ltd.	7,085	182,557
Hitachi Energy India Ltd.	111	22,613
Hyundai Motor India Ltd.	1,408	35,999
ICICI Bank Ltd.	44,923	671,200
ICICI Bank Ltd. (ADR)	26,360	785,528
ICICI Lombard General Insurance Co. Ltd. (m)	1,944	42,438
IDFC First Bank Ltd.	28,209	26,869
Indian Hotels Co. Ltd. (The), Class A	7,274	59,796
Indian Oil Corp. Ltd.	22,823	42,269
Indus Towers Ltd.*	10,660	49,665
IndusInd Bank Ltd.*	4,995	48,027
Info Edge India Ltd.	2,865	42,510
Infosys Ltd.	28,691	515,663
InterGlobe Aviation Ltd. (m)	1,506	84,776
ITC Ltd.	27,117	121,587
Jindal Steel Ltd.	3,297	38,656
Jio Financial Services Ltd.	26,609	87,321
JSW Steel Ltd.	5,842	75,710
Kotak Mahindra Bank Ltd.	9,956	243,817
Kwality Wall’s India Ltd.*	7,085	3,011
Larsen & Toubro Ltd.	5,560	252,608
Lodha Developers Ltd. (m)	3,172	37,455
LTIMindtree Ltd. (m)	765	51,609
Lupin Ltd.	1,767	41,472
Mahindra & Mahindra Ltd.	7,696	317,603
Mankind Pharma Ltd.	868	21,212
Marico Ltd.	4,174	34,858
Maruti Suzuki India Ltd.	1,104	205,091
Max Healthcare Institute Ltd.	6,705	77,964
Mphasis Ltd.	683	21,210
MRF Ltd.	20	34,013
Muthoot Finance Ltd.	1,044	44,275
Nestle India Ltd.	6,700	96,013
NTPC Ltd.	39,087	143,316
Oil & Natural Gas Corp. Ltd.	27,150	72,612
One 97 Communications Ltd.*	3,164	45,725
PB Fintech Ltd.*	2,543	51,653
Persistent Systems Ltd.	884	61,688
Phoenix Mills Ltd. (The)	1,704	35,140
Pidilite Industries Ltd.	2,464	40,639
Polycab India Ltd.	398	33,738
Power Finance Corp. Ltd.	12,146	48,028
Power Grid Corp. of India Ltd.	41,114	121,037
Prestige Estates Projects Ltd.	1,237	21,949
Punjab National Bank	19,156	26,339

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Rail Vikas Nigam Ltd. (m)	4,461	$17,731
REC Ltd.	10,919	43,346
Reliance Industries Ltd.	50,125	875,799
Samvardhana Motherson International Ltd.	35,250	47,040
SBI Life Insurance Co. Ltd. (m)	3,685	83,430
Shriram Finance Ltd.	12,445	137,937
Siemens Energy India Ltd.*	735	20,936
Siemens Ltd.	769	26,209
Solar Industries India Ltd.	235	32,034
SRF Ltd.	1,198	40,987
State Bank of India	16,309	178,224
Sun Pharmaceutical Industries Ltd.	8,901	170,307
Sundaram Finance Ltd.	578	33,973
Suzlon Energy Ltd.*	78,004	45,711
Swiggy Ltd.*	7,380	31,715
Tata Consultancy Services Ltd.	8,070	287,875
Tata Consumer Products Ltd.	5,807	77,014
Tata Motors Ltd.*	17,107	79,083
Tata Motors Passenger Vehicles Ltd.	17,107	69,919
Tata Power Co. Ltd. (The)	13,796	58,267
Tata Steel Ltd.	70,152	140,555
Tech Mahindra Ltd.	4,625	81,864
Titan Co. Ltd.	3,297	148,619
Torrent Pharmaceuticals Ltd.	821	35,168
Trent Ltd.	1,544	73,507
Tube Investments of India Ltd.	906	26,351
TVS Motor Co. Ltd.	2,080	86,084
UltraTech Cement Ltd.	980	128,487
United Spirits Ltd.	2,349	37,731
UPL Ltd.	3,943	34,883
Varun Beverages Ltd.	11,720	63,875
Vedanta Ltd.	11,664	78,435
Vishal Mega Mart Ltd.*	17,763	26,951
Vodafone Idea Ltd.*	209,033	25,025
Voltas Ltd.	1,856	28,109
WAAREE Energies Ltd.	730	24,107
Wipro Ltd.	22,080	64,678
Yes Bank Ltd.*	153,764	36,953

		14,414,877

Indonesia (1.7%)
Amman Mineral Internasional PT*	122,762	47,301
Astra International Tbk. PT	183,159	73,593
Bank Central Asia Tbk. PT	482,549	233,678
Bank Mandiri Persero Tbk. PT	328,096	100,347
Bank Negara Indonesia Persero Tbk. PT	120,140	31,485
Bank Rakyat Indonesia Persero Tbk. PT	3,320,337	728,782
Barito Pacific Tbk. PT*	199,187	39,061
Barito Renewables Energy Tbk. PT*	66,227	38,525
Bumi Resources Minerals Tbk. PT*	467,905	30,866
Chandra Asri Pacific Tbk. PT	67,504	28,338
Charoen Pokphand Indonesia Tbk. PT	64,683	17,494
Dian Swastatika Sentosa Tbk. PT*	8,479	51,357
GoTo Gojek Tokopedia Tbk. PT, Class A*	7,156,883	27,469
Indofood Sukses Makmur Tbk. PT	1,090,704	443,150
Petrindo Jaya Kreasi Tbk. PT	188,847	26,501
Telkom Indonesia Persero Tbk. PT	432,651	90,292
United Tractors Tbk. PT	14,428	25,525

		2,033,764

Kuwait (0.5%)
Boubyan Bank KSCP	12,474	28,976
Gulf Bank KSCP	16,708	19,379
Kuwait Finance House KSCP	96,116	253,249
Mabanee Co. KPSC	7,551	26,740
Mobile Telecommunications Co. KSCP	17,706	29,855
National Bank of Kuwait SAKP	70,589	232,774

		590,973

Luxembourg (0.0%)†
Reinet Investments SCA	1,110	38,877

Malaysia (0.8%)
AMMB Holdings Bhd.	19,972	31,991
Axiata Group Bhd.	25,967	16,125
Celcomdigi Bhd.	39,934	31,392
CIMB Group Holdings Bhd.	64,788	131,715
Gamuda Bhd.	34,628	42,496
Hong Leong Bank Bhd.	7,591	41,416
IHH Healthcare Bhd.	9,335	20,128
IOI Corp. Bhd.	19,549	19,270
Kuala Lumpur Kepong Bhd.	3,372	16,619
Malayan Banking Bhd.	46,826	120,931
Maxis Bhd.	18,034	16,843
MISC Bhd.	10,465	20,115
MR DIY Group M Bhd. (m)	33,669	12,694
Nestle Malaysia Bhd.	550	15,451
Petronas Chemicals Group Bhd.	23,324	20,864
Petronas Gas Bhd.	9,344	41,769
Press Metal Aluminium Holdings Bhd.	30,517	53,544
Public Bank Bhd.	124,755	139,573
RHB Bank Bhd.	14,181	26,943
SD Guthrie Bhd.	17,851	25,206
Sunway Bhd.	22,652	31,371
Telekom Malaysia Bhd.	13,795	27,366
Tenaga Nasional Bhd.	23,207	78,462
YTL Corp. Bhd.	28,680	14,418
YTL Power International Bhd.	21,290	17,366

		1,014,068

Mexico (2.0%)
America Movil SAB de CV	162,970	168,242
Arca Continental SAB de CV	4,520	48,821
Cemex SAB de CV	136,177	156,387
Coca-Cola Femsa SAB de CV	4,244	40,306
Fibra Uno Administracion SA de CV (REIT)	24,588	36,949
Fomento Economico Mexicano SAB de CV	15,752	159,230
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	2,528	34,313
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,282	85,847
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,628	52,519
Grupo Bimbo SAB de CV, Class A (x)	12,149	39,805
Grupo Carso SAB de CV (x)	4,856	31,907
Grupo Comercial Chedraui SA de CV	69	472
Grupo Financiero Banorte SAB de CV, Class O	96,561	894,640

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Grupo Financiero Inbursa SAB de CV, Class O	19,184	$46,257
Grupo Mexico SAB de CV	26,998	255,175
Industrias Penoles SAB de CV*	1,546	81,215
Kimberly-Clark de Mexico SAB de CV, Class A	13,047	27,829
Prologis Property Mexico SA de CV (REIT)	6,406	26,759
Southern Copper Corp.	648	92,969
Wal-Mart de Mexico SAB de CV	47,712	148,402

		2,428,044

Peru (0.2%)
Cia de Minas Buenaventura SAA (ADR)	1,110	30,891
Credicorp Ltd.	578	165,886

		196,777

Philippines (0.3%)
Ayala Corp.	3,097	24,636
Ayala Land, Inc.	63,229	24,128
Bank of the Philippine Islands	16,379	32,322
BDO Unibank, Inc.	18,896	43,231
International Container Terminal Services, Inc.	8,579	82,680
Manila Electric Co.	2,433	23,738
Metropolitan Bank & Trust Co.	15,777	18,369
SM Investments Corp.	2,687	31,948
SM Prime Holdings, Inc.	98,339	38,027

		319,079

Poland (0.8%)
Allegro.eu SA (m)*	5,040	43,549
Bank Millennium SA*	5,191	24,046
Bank Polska Kasa Opieki SA	1,598	91,295
CD Projekt SA	561	37,660
Dino Polska SA (m)*	3,960	45,612
KGHM Polska Miedz SA*	1,393	108,957
LPP SA	9	52,170
mBank SA*	183	54,110
ORLEN SA	5,334	142,800
PGE Polska Grupa Energetyczna SA*	7,628	18,707
Powszechna Kasa Oszczednosci Bank Polski SA	7,831	185,763
Powszechny Zaklad Ubezpieczen SA	5,218	97,005
Santander Bank Polska SA	306	46,488

		948,162

Qatar (0.4%)
Al Rayan Bank	50,968	30,712
Barwa Real Estate Co.	33,504	24,072
Commercial Bank PSQC (The)	25,888	29,863
Industries Qatar QSC	13,744	45,033
Mesaieed Petrochemical Holding Co.	46,863	14,068
Ooredoo QPSC	4,608	16,491
Qatar Electricity & Water Co. QSC	5,127	21,192
Qatar Fuel QSC	5,099	21,245
Qatar Gas Transport Co. Ltd.	27,866	34,356
Qatar Islamic Bank QPSC	15,864	104,351
Qatar National Bank QPSC	42,063	215,571

		556,954

Romania (0.0%)†
NEPI Rockcastle NV*	5,048	44,460

Russia (0.0%)
Gazprom PJSC (r)*	80,604	—
GMK Norilskiy Nickel PAO (ADR) (r)*	4,277	—
LUKOIL PJSC (r)*	2,799	—
Magnit PJSC (r)*	1,475	—
Mobile TeleSystems PJSC (r)*	26,722	—
Novatek PJSC (GDR) (m)(r)*	780	—
Novolipetsk Steel PJSC (r)*	12,566	—
PhosAgro PJSC (GDR) (m)(r)*	4,890	—
Rosneft Oil Co. PJSC (r)*	8,744	—
Sberbank of Russia PJSC (r)*	73,260	—
Severstal PAO (GDR) (m)(r)*	1,815	—
Surgutneftegas PAO (ADR) (r)*	7,330	—
Tatneft PJSC (ADR) (r)*	1,723	—
VTB Bank PJSC (r)*	22,126	—

		—

Saudi Arabia (1.9%)
ACWA Power Co.*	1,328	64,368
Ades Holding Co.	3,523	16,381
Al Rajhi Bank	16,117	418,953
Alinma Bank	10,656	69,263
Almarai Co. JSC	4,368	50,379
Arab National Bank	7,829	45,127
Bank AlBilad	6,392	42,297
Banque Saudi Fransi	10,652	47,768
Bupa Arabia for Cooperative Insurance Co.	718	26,589
Dallah Healthcare Co.	379	12,681
Dar Al Arkan Real Estate Development Co.*	4,570	19,421
Dr Sulaiman Al Habib Medical Services Group Co.	761	52,143
Elm Co.	209	41,680
Etihad Etisalat Co.	3,282	57,751
Jarir Marketing Co.	5,115	17,428
Makkah Construction & Development Co.	836	17,731
Mouwasat Medical Services Co.	852	15,140
Riyad Bank	12,787	92,524
SABIC Agri-Nutrients Co.	2,029	59,883
Sahara International Petrochemical Co.	3,126	12,501
SAL Saudi Logistics Services	259	11,076
Saudi Arabian Mining Co.*	11,240	182,649
Saudi Arabian Oil Co. (m)	51,774	328,936
Saudi Awwal Bank	8,758	75,606
Saudi Basic Industries Corp.	7,829	107,078
Saudi Electricity Co.	7,249	27,154
Saudi National Bank (The)	25,574	258,276
Saudi Research & Media Group*	313	10,389
Saudi Telecom Co.	17,397	199,350
Yanbu National Petrochemical Co.	2,398	17,569

		2,398,091

South Africa (3.4%)
Absa Group Ltd.	7,635	110,357
Bid Corp. Ltd.	3,037	77,368
Bidvest Group Ltd.	2,950	42,306

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Capitec Bank Holdings Ltd.	746	$187,212
Clicks Group Ltd.	1,829	37,173
Discovery Ltd.	3,986	54,779
FirstRand Ltd.	211,763	1,160,477
Gold Fields Ltd.	7,581	332,223
Harmony Gold Mining Co. Ltd.	4,617	93,979
Impala Platinum Holdings Ltd.	7,991	126,428
MTN Group Ltd.	13,987	143,164
Naspers Ltd., Class N	6,252	416,993
Nedbank Group Ltd.	3,289	52,882
Ninety One Ltd.	159,153	459,487
Northam Platinum Holdings Ltd.	2,971	60,480
OUTsurance Group Ltd.	7,360	31,849
Pepkor Holdings Ltd. (m)	29,817	47,624
Remgro Ltd.	3,981	43,659
Sanlam Ltd.	14,076	83,717
Sasol Ltd.*	4,953	31,764
Shoprite Holdings Ltd.	3,103	50,635
Sibanye Stillwater Ltd. (x)*	23,959	87,531
Standard Bank Group Ltd.	10,865	190,531
Valterra Platinum Ltd.	2,247	191,261
Vodacom Group Ltd. (x)	5,143	43,886

		4,157,765

South Korea (11.7%)
Alteogen, Inc.*	345	107,652
APR Corp.*	201	32,231
Celltrion, Inc.*	1,238	155,550
CJ Corp.	2,901	346,376
Cosmax, Inc.*	8,236	931,913
Coway Co. Ltd.*	373	22,501
DB Insurance Co. Ltd.	311	28,303
Doosan Bobcat, Inc.	386	15,461
Doosan Co. Ltd.	63	34,156
Doosan Enerbility Co. Ltd.*	3,699	193,353
Ecopro BM Co. Ltd.*	452	45,999
Ecopro Co. Ltd.	882	55,594
Hana Financial Group, Inc.	2,373	155,010
Hanjin Kal Corp.*	200	17,216
Hanmi Semiconductor Co. Ltd.	360	31,838
Hanwha Aerospace Co. Ltd.*	293	191,394
Hanwha Ocean Co. Ltd.*	1,037	81,777
HD Hyundai Co. Ltd.	320	41,873
HD Hyundai Electric Co. Ltd.	188	101,011
HD Hyundai Heavy Industries Co. Ltd.	299	105,648
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	372	105,101
HLB, Inc.*	1,119	39,461
HMM Co. Ltd.	2,351	33,456
HYBE Co. Ltd.*	224	51,314
Hyosung Heavy Industries Corp.*	47	58,108
Hyundai Glovis Co. Ltd.	254	31,844
Hyundai Mobis Co. Ltd.	515	133,348
Hyundai Motor Co.	1,196	246,166
Hyundai Motor Co. (2nd Preference) (q)	246	36,288
Hyundai Motor Co. (Preference) (q)	185	26,455
Hyundai Rotem Co. Ltd.	660	86,088
Industrial Bank of Korea	1,761	25,610
Kakao Corp.	2,876	119,987
KakaoBank Corp.	1,692	25,370
KB Financial Group, Inc.	3,228	279,429
Kia Corp.	1,949	164,790
Korea Aerospace Industries Ltd.	507	40,263
Korea Electric Power Corp.*	2,726	89,318
Korea Investment Holdings Co. Ltd.	282	31,654
Korea Zinc Co. Ltd.	32	29,233
Krafton, Inc.*	251	42,863
KT&G Corp.	899	88,680
LG Chem Ltd.	450	104,023
LG Corp.	944	52,883
LG Display Co. Ltd.*	2,065	16,929
LG Electronics, Inc.	1,095	69,856
LG Energy Solution Ltd.*	406	103,857
LIG Nex1 Co. Ltd.*	112	32,732
LS Electric Co. Ltd.*	130	41,512
Meritz Financial Group, Inc.	711	55,822
Mirae Asset Securities Co. Ltd.	1,943	31,494
NAVER Corp.	1,195	201,164
POSCO Future M Co. Ltd.*	296	38,424
POSCO Holdings, Inc.	651	137,833
Posco International Corp.	468	16,114
Samsung Biologics Co. Ltd. (m)*	105	123,547
Samsung C&T Corp.*	707	117,543
Samsung Electro-Mechanics Co. Ltd.*	486	86,030
Samsung Electronics Co. Ltd.	60,432	5,029,882
Samsung Electronics Co. Ltd. (Preference) (q)	6,907	427,687
Samsung Fire & Marine Insurance Co. Ltd.	264	91,082
Samsung Heavy Industries Co. Ltd.*	5,732	95,895
Samsung Life Insurance Co. Ltd.*	603	65,970
Samsung SDI Co. Ltd.*	501	93,728
Samsung SDS Co. Ltd.*	334	39,763
Samyang Foods Co. Ltd.	35	29,909
Shinhan Financial Group Co. Ltd.	3,662	195,486
SK Biopharmaceuticals Co. Ltd.*	287	24,824
SK hynix, Inc.	4,505	2,035,858
SK Innovation Co. Ltd.	598	42,010
SK Square Co. Ltd.*	773	197,469
SK Telecom Co. Ltd.	868	32,236
SK, Inc.	283	50,390
S-Oil Corp.*	304	17,515
Woori Financial Group, Inc.	5,542	107,720
Yuhan Corp.*	494	38,545

		14,325,414

Taiwan (22.8%)
Accton Technology Corp.	3,892	146,784
Advantech Co. Ltd.	4,455	40,834
Alchip Technologies Ltd.	655	73,170
ASE Technology Holding Co. Ltd.	284,021	2,264,358
Asia Vital Components Co. Ltd.	2,825	135,763
ASPEED Technology, Inc.	250	57,765
Asustek Computer, Inc.	6,027	105,116
Bizlink Holding, Inc.	1,448	70,049
Caliway Biopharmaceuticals Co. Ltd.*	8,533	42,094
Catcher Technology Co. Ltd.	4,883	32,325
Cathay Financial Holding Co. Ltd.	82,317	198,585
Chailease Holding Co. Ltd.	16,200	54,394
Chang Hwa Commercial Bank Ltd.	50,801	33,064
China Steel Corp.	107,475	64,990
Chroma ATE, Inc.	3,158	77,893
Chunghwa Telecom Co. Ltd.	33,116	137,542

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Compal Electronics, Inc.	47,199	$45,666
CTBC Financial Holding Co. Ltd.	137,717	220,028
Delta Electronics, Inc.	16,557	507,452
E Ink Holdings, Inc.	6,857	43,210
E.Sun Financial Holding Co. Ltd.	129,522	139,125
Elite Material Co. Ltd.	2,543	133,137
eMemory Technology, Inc.	490	26,979
Evergreen Marine Corp. Taiwan Ltd.	9,288	56,165
Far EasTone Telecommunications Co. Ltd.	16,092	45,223
Feng TAY Enterprise Co. Ltd.	82,120	304,482
First Financial Holding Co. Ltd.	105,252	98,484
Formosa Chemicals & Fibre Corp.	33,062	33,777
Formosa Plastics Corp.	32,974	40,928
Fortune Electric Co. Ltd.	1,342	32,674
Fubon Financial Holding Co. Ltd.	69,152	211,502
Gigabyte Technology Co. Ltd.	4,417	35,074
Global Unichip Corp.	752	50,859
Gold Circuit Electronics Ltd.	2,638	57,679
Hon Hai Precision Industry Co. Ltd.	253,022	1,856,163
Hotai Motor Co. Ltd.	2,895	50,676
Hua Nan Financial Holdings Co. Ltd.	80,222	79,148
Innolux Corp.	70,356	38,178
International Games System Co. Ltd.	2,068	47,454
Inventec Corp.	19,884	27,149
Jentech Precision Industrial Co. Ltd.	729	63,688
KGI Financial Holding Co. Ltd.	128,076	70,314
King Slide Works Co. Ltd.	484	57,765
King Yuan Electronics Co. Ltd.	9,079	71,515
Largan Precision Co. Ltd.	926	73,531
Lite-On Technology Corp.	17,592	91,542
Lotes Co. Ltd.	731	30,128
MediaTek, Inc.	48,403	2,202,902
Mega Financial Holding Co. Ltd.	107,652	137,047
Micro-Star International Co. Ltd.	146,000	446,543
Nan Ya Plastics Corp.	47,296	90,617
Novatek Microelectronics Corp.	4,946	58,873
Pegatron Corp.	15,898	34,710
PharmaEssentia Corp.	1,832	27,404
President Chain Store Corp.	5,487	38,681
Quanta Computer, Inc.	23,573	204,066
Realtek Semiconductor Corp.	4,073	63,388
Shanghai Commercial & Savings Bank Ltd. (The)	34,168	44,150
SinoPac Financial Holdings Co. Ltd.	104,332	94,967
Taiwan Business Bank	62,203	31,675
Taiwan Cooperative Financial Holding Co. Ltd.	91,502	70,766
Taiwan Mobile Co. Ltd.	15,213	52,533
Taiwan Semiconductor Manufacturing Co. Ltd.	295,255	14,565,180
TCC Group Holdings Co. Ltd.	60,564	44,719
Teco Electric and Machinery Co. Ltd.	9,803	26,207
TS Financial Holding Co. Ltd.	189,731	123,184
Unimicron Technology Corp.	11,840	82,901
Uni-President Enterprises Corp.	251,419	616,935
United Microelectronics Corp.	101,617	159,279
Vanguard International Semiconductor Corp.	8,530	25,003
Wistron Corp.	22,536	107,944
Wiwynn Corp.	970	138,459
Yageo Corp.	15,160	111,455
Yuanta Financial Holding Co. Ltd.	91,730	114,734
Zhen Ding Technology Holding Ltd.	5,691	25,720

		27,914,463

Thailand (1.7%)
Advanced Info Service PCL	10,424	103,231
Airports of Thailand PCL	37,552	63,173
Bangkok Dusit Medical Services PCL, Class F	97,473	59,712
Bumrungrad Hospital PCL	5,224	26,116
Central Pattana PCL	17,696	31,033
Charoen Pokphand Foods PCL	37,647	26,050
CP ALL PCL	51,162	70,235
Delta Electronics Thailand PCL	27,324	150,041
Gulf Development PCL*	40,643	53,860
Kasikornbank PCL	103,990	641,995
Krung Thai Bank PCL	29,159	26,146
Minor International PCL	39,697	30,619
PTT Exploration & Production PCL	147,378	526,267
PTT Global Chemical PCL	162,800	108,516
PTT PCL	87,053	88,421
SCB X PCL	7,376	32,426
Siam Cement PCL (The)	6,834	39,804
TMBThanachart Bank PCL	422,044	27,060
True Corp. PCL	90,825	31,423

		2,136,128

Turkiye (0.3%)
Akbank TAS	25,213	41,001
Aselsan Elektronik Sanayi ve Ticaret A/S	11,792	63,655
BIM Birlesik Magazalar A/S	3,131	39,136
Eregli Demir ve Celik Fabrikalari TAS	22,628	12,558
Haci Omer Sabanci Holding A/S	8,743	17,161
KOC Holding A/S	6,608	25,987
Turk Hava Yollari AO	4,461	27,906
Turkcell Iletisim Hizmetleri A/S	11,528	25,005
Turkiye Is Bankasi A/S, Class C	70,706	23,211
Turkiye Petrol Rafinerileri A/S	7,175	30,825
Yapi ve Kredi Bankasi A/S*	30,053	25,360

		331,805

United Arab Emirates (1.0%)
Abu Dhabi Commercial Bank PJSC	27,159	105,745
Abu Dhabi Islamic Bank PJSC	12,467	70,469
Abu Dhabi National Oil Co. for Distribution PJSC	26,817	28,476
ADNOC Drilling Co. PJSC	29,255	42,535
Adnoc Gas plc	52,545	50,789
Aldar Properties PJSC	33,061	78,315
Dubai Electricity & Water Authority PJSC	51,346	38,725
Dubai Islamic Bank PJSC	24,854	62,731
Emaar Development PJSC	8,665	35,743
Emaar Properties PJSC	56,887	217,619
Emirates NBD Bank PJSC	16,262	123,313
Emirates Telecommunications Group Co. PJSC	32,256	161,071
First Abu Dhabi Bank PJSC	38,158	181,193
Salik Co. PJSC	16,046	27,743
Two Point Zero Group PJSC*	34,256	24,344

		1,248,811

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
United States (0.2%)
BeOne Medicines Ltd., Class H*	7,103	$163,641
JBS NV, Class A*	3,103	44,745
Legend Biotech Corp. (ADR)*	645	14,022

		222,408

Total Common Stocks (98.4%) (Cost $89,435,394)		120,665,671

PREFERRED STOCK:
India (0.0%)
TVS Motor Co. Ltd.,6.000% (r) (Cost $—)	8,320	—

	Number of Rights	Value (Note 1)
COMMON STOCKS:
RIGHTS:
Taiwan (0.0%)†
Unimicron Technology Corp., expiring 1/5/26* (Cost $—)	267	884

	Number of Warrants	Value (Note 1)
WARRANTS:
Malaysia (0.0%)†
YTL Corp. Bhd., expiring 6/2/28* (Cost $—)	5,736	763
YTL Power International Bhd., expiring 6/2/28* (Cost $—)	4,258	903
Total Warrants ($—) (Cost $—)		1,666

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.9%)
BlackRock Liquidity FedFund, Institutional Shares 3.65% (7 day yield) (xx)	20,000	20,000
Dreyfus Treasury Obligations Cash Management Fund 3.65% (7 day yield) (xx)	20,000	20,000
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	333,369	333,369
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	778,283	778,594

Total Investment Companies		1,151,963

Total Short-Term Investments (0.9%) (Cost $1,151,883)		1,151,963

Total Investments in Securities (99.3%) (Cost $90,587,277)		121,820,184
Other Assets Less Liabilities (0.7%)		805,310

Net Assets (100%)		$122,625,494

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025, the market value or fair value, as applicable, of these securities amounted to $5,555,269 or 4.5% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $575,519. This was collateralized by $237,573 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.750%, maturing 1/15/26 – 8/15/55 and by cash of $373,369 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	12	3/2026	USD	846,840	9,341

					9,341

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$355,172	$—		$355,172
Brazil	2,745,188	3,781,180	—		6,526,368
Chile	865,504	488,693	—		1,354,197
China	2,380,492	30,647,057	22,093		33,049,642
Colombia	1,485,866	358,479	—		1,844,345
Czech Republic	—	1,322,032	—		1,322,032
Egypt	—	76,930	—		76,930
Greece	—	469,809	—		469,809
Hong Kong	—	76,200	—		76,200
Hungary	—	270,056	—		270,056
India	1,521,590	12,893,287	—		14,414,877
Indonesia	—	2,033,764	—		2,033,764
Kuwait	—	590,973	—		590,973
Luxembourg	—	38,877	—		38,877
Malaysia	—	1,014,068	—		1,014,068
Mexico	2,428,044	—	—		2,428,044
Peru	196,777	—	—		196,777
Philippines	—	319,079	—		319,079
Poland	—	948,162	—		948,162
Qatar	—	556,954	—		556,954
Romania	—	44,460	—		44,460
Russia	—	—	—	(a)	—(a	)
Saudi Arabia	—	2,398,091	—		2,398,091
South Africa	—	4,157,765	—		4,157,765
South Korea	—	14,325,414	—		14,325,414
Taiwan	—	27,914,463	—		27,914,463
Thailand	—	2,136,128	—		2,136,128
Turkiye	—	331,805	—		331,805
United Arab Emirates	—	1,248,811	—		1,248,811
United States	58,767	163,641	—		222,408
Futures	9,341	—	—		9,341
Preferred Stock
India	—	—	—	(a)	—(a	)
Rights
Taiwan	—	884	—		884
Short-Term Investments
Investment Companies	1,151,963	—	—		1,151,963
Warrants
Malaysia	—	1,666	—		1,666

Total Assets	$12,843,532	$108,963,900	$22,093		$121,829,525

Total Liabilities	$—	$—	$—		—

Total	$12,843,532	$108,963,900	$22,093		$121,829,525

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$9,341	*

Total		$9,341

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$118,575	$118,575

Total	$118,575	$118,575

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$38,476	$38,476

Total	$38,476	$38,476

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$772,000

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,483,135
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$8,197,259

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,603,859
Aggregate gross unrealized depreciation	(10,059,935)

Net unrealized appreciation	$29,543,924

Federal income tax cost of investments in securities and derivative instruments, if applicable	$92,285,601

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $90,587,277)	$121,820,184
Cash	1,031,800
Foreign cash (Cost $282,236)	283,956
Cash held as collateral at broker for futures	47,254
Receivable for Portfolio shares sold	335,228
Dividends, interest and other receivables	249,789
Securities lending income receivable	720
Other assets	55,091

Total assets	123,824,022

LIABILITIES
Accrued India taxes	624,633
Payable for return of collateral on securities loaned	373,369
Investment management fees payable	47,286
Payable for Portfolio shares repurchased	32,923
Distribution fees payable - Class IB	13,716
Administrative fees payable	12,579
Due to broker for futures variation margin	2,760
Accrued expenses	91,262

Total liabilities	1,198,528

Commitments and contingent liabilities^
NET ASSETS	$122,625,494

Net assets were comprised of:
Paid in capital	$96,978,282
Total distributable earnings (loss)	25,647,212

Net assets	$122,625,494

Class IB
Net asset value, offering and redemption price per share, $66,464,542 / 5,686,614 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.69

Class K
Net asset value, offering and redemption price per share, $56,160,952 / 4,802,559 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.69

(x)	Includes value of securities on loan of $575,519.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $405,927 foreign withholding tax)	$3,114,335
Interest	43,927
Securities lending (net)	21,031

Total income	3,179,293

EXPENSES
Investment management fees	755,279
Custodian fees	192,800
Distribution fees - Class IB	140,963
Administrative fees	134,755
Professional fees	106,310
Printing and mailing expenses	21,049
Trustees’ fees	3,480
Miscellaneous	39,207

Gross expenses	1,393,843
Less: Waiver from investment manager	(227,010)

Net expenses	1,166,833

NET INVESTMENT INCOME (LOSS)	2,012,460

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $188 on realized gain on investments)	(321,100)
Futures contracts	118,575
Foreign currency transactions	(9,175)

Net realized gain (loss)	(211,700)

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $153,598 on unrealized appreciation on investments)	29,550,630
Futures contracts	38,476
Foreign currency translations	8,014

Net change in unrealized appreciation (depreciation)	29,597,120

NET REALIZED AND UNREALIZED GAIN (LOSS)	29,385,420

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,397,880

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,012,460	$1,773,149
Net realized gain (loss)	(211,700)	(2,057,698)
Net change in unrealized appreciation (depreciation)	29,597,120	4,068,299

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	31,397,880	3,783,750

Distributions to shareholders:
Class IB	(1,302,280)	(1,044,027)
Class K	(1,228,431)	(1,130,054)

Total distributions to shareholders	(2,530,711)	(2,174,081)

Tax return of capital:
Class IB	—	(9,409)
Class K	—	(10,185)

Total tax return of capital	—	(19,594)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,067,956 and 937,794 shares, respectively ]	11,103,416	8,493,385
Capital shares issued in reinvestment of dividends [ 113,737 and 113,964 shares, respectively ]	1,302,280	1,053,436
Capital shares repurchased [ (925,312) and (964,294) shares, respectively ]	(9,555,383)	(8,727,087)

Total Class IB transactions	2,850,313	819,734

Class K
Capital shares sold [ 254,313 and 826,464 shares, respectively ]	2,577,321	7,438,224
Capital shares issued in reinvestment of dividends [ 107,286 and 123,405 shares, respectively ]	1,228,431	1,140,239
Capital shares repurchased [ (793,210) and (455,521) shares, respectively ]	(8,250,029)	(4,206,807)

Total Class K transactions	(4,444,277)	4,371,656

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,593,964)	5,191,390

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,273,205	6,781,465
NET ASSETS:
Beginning of year	95,352,289	88,570,824

End of year	$122,625,494	$95,352,289

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.94	$8.78	$8.16	$10.68	$11.16

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18	0.16	0.17	0.21	0.13
Net realized and unrealized gain (loss)	2.81	0.20	0.67	(2.09)	(0.19)

Total from investment operations	2.99	0.36	0.84	(1.88)	(0.06)

Less distributions:
Dividends from net investment income	(0.24)	(0.20)	(0.22)	(0.19)	(0.14)
Distributions from net realized gains	—	—	—	(0.45)	(0.28)
Tax return of capital	—	— #	—	—	—

Total dividends and distributions	(0.24)	(0.20)	(0.22)	(0.64)	(0.42)

Net asset value, end of year	$11.69	$8.94	$8.78	$8.16	$10.68

Total return	33.46%	4.01%	10.34%	(17.63)%	(0.55)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$66,465	$48,548	$46,929	$38,799	$41,915
Ratio of expenses to average net assets:
After waivers (f)	1.20%	1.20%	1.20%	1.20%	1.20%
Before waivers (f)	1.41%	1.46%	1.47%	1.48%	1.26%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.74%	1.76%	1.98%	2.29%	1.13%
Before waivers (f)	1.53%	1.50%	1.71%	2.01%	1.07%
Portfolio turnover rate^	5%	8%	5%	73%	13%

	Year Ended December 31,
Class K	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.94	$8.79	$8.16	$10.68	$11.16

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21	0.18	0.19	0.24	0.15
Net realized and unrealized gain (loss)	2.80	0.19	0.68	(2.09)	(0.19)

Total from investment operations	3.01	0.37	0.87	(1.85)	(0.04)

Less distributions:
Dividends from net investment income	(0.26)	(0.22)	(0.24)	(0.22)	(0.16)
Distributions from net realized gains	—	—	—	(0.45)	(0.28)
Tax return of capital	—	— #	—	—	—

Total dividends and distributions	(0.26)	(0.22)	(0.24)	(0.67)	(0.44)

Net asset value, end of year	$11.69	$8.94	$8.79	$8.16	$10.68

Total return	33.75%	4.16%	10.73%	(17.43)%	(0.31)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$56,161	$46,804	$41,642	$37,862	$37,195
Ratio of expenses to average net assets:
After waivers (f)	0.95%	0.95%	0.95%	0.95%	0.95%
Before waivers (f)	1.16%	1.21%	1.21%	1.24%	1.01%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.00%	2.01%	2.24%	2.57%	1.26%
Before waivers (f)	1.79%	1.76%	1.97%	2.28%	1.20%
Portfolio turnover rate^	5%	8%	5%	73%	13%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.5%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	1,481,669	$36,804,658
Verizon Communications, Inc.	881,217	35,891,968

		72,696,626

Entertainment (1.3%)
Electronic Arts, Inc.	47,379	9,680,951
Live Nation Entertainment, Inc.*	33,001	4,702,642
Netflix, Inc.*	885,585	83,032,450
Take-Two Interactive Software, Inc.*	36,301	9,294,145
TKO Group Holdings, Inc., Class A	13,855	2,895,695
Walt Disney Co. (The)	373,119	42,449,749
Warner Bros Discovery, Inc.*	517,888	14,925,532

		166,981,164

Interactive Media & Services (8.0%)
Alphabet, Inc., Class A	1,215,940	380,589,220
Alphabet, Inc., Class C	971,837	304,962,451
Match Group, Inc.	49,338	1,593,124
Meta Platforms, Inc., Class A	455,171	300,453,825

		987,598,620

Media (0.4%)
Charter Communications, Inc., Class A*	18,391	3,839,121
Comcast Corp., Class A	759,587	22,704,055
Fox Corp., Class A	43,547	3,181,979
Fox Corp., Class B	31,018	2,013,999
News Corp., Class A	78,265	2,044,282
News Corp., Class B(x)	25,798	764,395
Omnicom Group, Inc.	67,325	5,436,494
Paramount Skydance Corp., Class B(x)	64,953	870,370
Trade Desk, Inc. (The), Class A*	92,025	3,493,269

		44,347,964

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.	100,518	20,409,175

Total Communication Services		1,292,033,549

Consumer Discretionary (10.3%)
Automobile Components (0.0%)†
Aptiv plc*	45,160	3,436,225

Automobiles (2.4%)
Ford Motor Co.	817,938	10,731,346
General Motors Co.	194,965	15,854,554
Tesla, Inc.*	587,268	264,106,165

		290,692,065

Broadline Retail (3.9%)
Amazon.com, Inc.*	2,033,136	469,288,451
eBay, Inc.	94,466	8,227,989

		477,516,440

Distributors (0.0%)†
Genuine Parts Co.	29,074	3,574,939
Pool Corp.	6,851	1,567,166

		5,142,105

Hotels, Restaurants & Leisure (1.8%)
Airbnb, Inc., Class A*	88,885	12,063,472
Booking Holdings, Inc.	6,737	36,078,858
Carnival Corp.*	226,931	6,930,473
Chipotle Mexican Grill, Inc.*	276,351	10,224,987
Darden Restaurants, Inc.	24,309	4,473,342
Domino’s Pizza, Inc.	6,496	2,707,663
DoorDash, Inc., Class A*	78,129	17,694,656
Expedia Group, Inc.	24,454	6,928,063
Hilton Worldwide Holdings, Inc.	48,578	13,954,030
Las Vegas Sands Corp.	63,587	4,138,878
Marriott International, Inc., Class A	46,550	14,441,672
McDonald’s Corp.	148,838	45,489,358
MGM Resorts International*	42,871	1,564,363
Norwegian Cruise Line Holdings Ltd.*	95,147	2,123,681
Royal Caribbean Cruises Ltd.	53,006	14,784,434
Starbucks Corp.	237,608	20,008,970
Wynn Resorts Ltd.	17,644	2,123,102
Yum! Brands, Inc.	58,028	8,778,476

		224,508,478

Household Durables (0.2%)
DR Horton, Inc.	57,236	8,243,701
Garmin Ltd.	34,168	6,930,979
Lennar Corp., Class A	45,092	4,635,457
NVR, Inc.*	593	4,324,613
PulteGroup, Inc.	40,737	4,776,821

		28,911,571

Leisure Products (0.0%)†
Hasbro, Inc.	27,863	2,284,766

Specialty Retail (1.7%)
AutoZone, Inc.*	3,476	11,788,854
Best Buy Co., Inc.	40,837	2,733,220
Carvana Co.*	29,557	12,473,645
Home Depot, Inc. (The)	208,032	71,583,811
Lowe’s Cos., Inc.	117,210	28,266,364
O’Reilly Automotive, Inc.*	176,415	16,090,812
Ross Stores, Inc.	67,971	12,244,296
TJX Cos., Inc. (The)	232,600	35,729,686
Tractor Supply Co.	110,434	5,522,804
Ulta Beauty, Inc.*	9,371	5,669,549
Williams-Sonoma, Inc.	25,454	4,545,830

		206,648,871

Textiles, Apparel & Luxury Goods (0.3%)
Deckers Outdoor Corp.*	30,460	3,157,788
Lululemon Athletica, Inc.*	22,553	4,686,739
NIKE, Inc., Class B	248,562	15,835,885
Ralph Lauren Corp.	8,100	2,864,241
Tapestry, Inc.	42,771	5,464,851

		32,009,504

Total Consumer Discretionary		1,271,150,025

Consumer Staples (4.6%)
Beverages (1.0%)
Brown-Forman Corp., Class B (x)	36,803	959,086
Coca-Cola Co. (The)	809,118	56,565,439
Constellation Brands, Inc., Class A	29,463	4,064,716
Keurig Dr Pepper, Inc.	283,939	7,953,131

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Molson Coors Beverage Co., Class B	35,384	$1,651,725
Monster Beverage Corp.*	149,061	11,428,507
PepsiCo, Inc.	285,769	41,013,567

		123,636,171

Consumer Staples Distribution & Retail (1.7%)
Costco Wholesale Corp.	92,623	79,872,518
Dollar General Corp.	46,001	6,107,553
Dollar Tree, Inc.*	39,645	4,876,731
Kroger Co. (The)	127,417	7,961,014
Sysco Corp.	100,080	7,374,895
Target Corp.	94,968	9,283,122
Walmart, Inc.	916,463	102,103,143

		217,578,976

Food Products (0.4%)
Archer-Daniels-Midland Co.	100,437	5,774,123
Bunge Global SA	28,288	2,519,895
Campbell’s Co. (The)(x)	41,064	1,144,454
Conagra Brands, Inc.	99,974	1,730,550
General Mills, Inc.	111,482	5,183,913
Hershey Co. (The)	30,967	5,635,375
Hormel Foods Corp.	60,922	1,443,851
J M Smucker Co. (The)	22,297	2,180,870
Kraft Heinz Co. (The)	178,113	4,319,240
Lamb Weston Holdings, Inc.	29,124	1,220,004
McCormick & Co., Inc. (Non-Voting)	52,926	3,604,790
Mondelez International, Inc., Class A	269,680	14,516,874
Tyson Foods, Inc., Class A	59,155	3,467,666

		52,741,605

Household Products (0.8%)
Church & Dwight Co., Inc.	50,186	4,208,096
Clorox Co. (The)	25,493	2,570,459
Colgate-Palmolive Co.	168,465	13,312,104
Kimberly-Clark Corp.	69,357	6,997,428
Procter & Gamble Co. (The)	488,369	69,988,162

		97,076,249

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	51,382	5,380,723
Kenvue, Inc.	400,395	6,906,814

		12,287,537

Tobacco (0.6%)
Altria Group, Inc.	350,836	20,229,204
Philip Morris International, Inc.	325,332	52,183,253

		72,412,457

Total Consumer Staples		575,732,995

Energy (2.8%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	206,232	9,391,805
Halliburton Co.	175,897	4,970,849
SLB Ltd.	312,225	11,983,196

		26,345,850

Oil, Gas & Consumable Fuels (2.6%)
APA Corp.(x)	74,124	1,813,073
Chevron Corp.	395,570	60,288,824
ConocoPhillips	258,261	24,175,812
Coterra Energy, Inc.	159,125	4,188,170
Devon Energy Corp.	131,103	4,802,303
Diamondback Energy, Inc.	38,924	5,851,445
EOG Resources, Inc.	113,401	11,908,239
EQT Corp.	130,428	6,990,941
Expand Energy Corp.	49,777	5,493,390
Exxon Mobil Corp.#	881,372	106,064,306
Kinder Morgan, Inc.	409,171	11,248,111
Marathon Petroleum Corp.	62,825	10,217,230
Occidental Petroleum Corp.	150,311	6,180,788
ONEOK, Inc.	131,507	9,665,764
Phillips 66	84,209	10,866,329
Targa Resources Corp.	44,863	8,277,224
Texas Pacific Land Corp.	12,189	3,500,925
Valero Energy Corp.	63,746	10,377,211
Williams Cos., Inc. (The)	255,230	15,341,875

		317,251,960

Total Energy		343,597,810

Financials (13.2%)
Banks (3.6%)
Bank of America Corp.	1,404,099	77,225,445
Citigroup, Inc.	373,957	43,637,042
Citizens Financial Group, Inc.	89,761	5,242,940
Fifth Third Bancorp	138,149	6,466,755
Huntington Bancshares, Inc.	328,579	5,700,846
JPMorgan Chase & Co.	568,943	183,324,813
KeyCorp	194,154	4,007,339
M&T Bank Corp.	32,121	6,471,739
PNC Financial Services Group, Inc. (The)	81,960	17,107,511
Regions Financial Corp.	183,264	4,966,454
Truist Financial Corp.	267,358	13,156,687
US Bancorp	324,871	17,335,117
Wells Fargo & Co.	656,057	61,144,512

		445,787,200

Capital Markets (3.4%)
Ameriprise Financial, Inc.	19,417	9,520,932
Ares Management Corp., Class A	43,055	6,958,980
Bank of New York Mellon Corp. (The)	145,743	16,919,305
BlackRock, Inc.	30,156	32,277,173
Blackstone, Inc.	154,334	23,789,043
Cboe Global Markets, Inc.	21,870	5,489,370
Charles Schwab Corp. (The)	349,091	34,877,682
CME Group, Inc.	75,363	20,580,128
Coinbase Global, Inc., Class A*	47,685	10,783,486
FactSet Research Systems, Inc.	7,828	2,271,607
Franklin Resources, Inc.	64,240	1,534,693
Goldman Sachs Group, Inc. (The)	62,684	55,099,236
Interactive Brokers Group, Inc., Class A	93,079	5,985,910
Intercontinental Exchange, Inc.	119,165	19,299,963
Invesco Ltd.	93,023	2,443,714
KKR & Co., Inc.	143,443	18,286,114
Moody’s Corp.	32,065	16,380,405

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Morgan Stanley	252,441	$44,815,851
MSCI, Inc.	15,704	9,009,856
Nasdaq, Inc.	94,275	9,156,931
Northern Trust Corp.	39,525	5,398,720
Raymond James Financial, Inc.	36,848	5,917,420
Robinhood Markets, Inc., Class A*	164,346	18,587,533
S&P Global, Inc.	64,789	33,858,083
State Street Corp.	58,375	7,530,959
T. Rowe Price Group, Inc.	45,611	4,669,654

		421,442,748

Consumer Finance (0.6%)
American Express Co.	112,295	41,543,535
Capital One Financial Corp.	132,866	32,201,404
Synchrony Financial	75,274	6,280,110

		80,025,049

Financial Services (3.8%)
Apollo Global Management, Inc.	97,045	14,048,234
Berkshire Hathaway, Inc., Class B*	383,244	192,637,597
Block, Inc., Class A*	114,460	7,450,201
Corpay, Inc.*	14,621	4,399,898
Fidelity National Information Services, Inc.	108,229	7,192,899
Fiserv, Inc.*	112,409	7,550,512
Global Payments, Inc.	49,479	3,829,675
Jack Henry & Associates, Inc.	15,127	2,760,375
Mastercard, Inc., Class A	171,368	97,830,564
PayPal Holdings, Inc.	195,548	11,416,092
Visa, Inc., Class A	352,708	123,698,223

		472,814,270

Insurance (1.8%)
Aflac, Inc.	98,584	10,870,858
Allstate Corp. (The)	54,691	11,383,932
American International Group, Inc.	112,769	9,647,388
Aon plc, Class A	44,921	15,851,722
Arch Capital Group Ltd.*	75,468	7,238,891
Arthur J Gallagher & Co.	53,671	13,889,518
Assurant, Inc.	10,467	2,520,977
Brown & Brown, Inc.	61,366	4,890,870
Chubb Ltd.	76,493	23,874,995
Cincinnati Financial Corp.	32,438	5,297,774
Erie Indemnity Co., Class A	5,309	1,521,825
Everest Group Ltd.	8,773	2,977,117
Globe Life, Inc.	16,637	2,326,851
Hartford Insurance Group, Inc. (The)	58,237	8,025,059
Loews Corp.	35,417	3,729,764
Marsh & McLennan Cos., Inc.	102,389	18,995,207
MetLife, Inc.	115,673	9,131,227
Principal Financial Group, Inc.	41,783	3,685,678
Progressive Corp. (The)	122,555	27,908,225
Prudential Financial, Inc.	73,149	8,257,059
Travelers Cos., Inc. (The)	46,619	13,522,307
W.R. Berkley Corp.	62,744	4,399,609
Willis Towers Watson plc	20,011	6,575,615

		216,522,468

Total Financials		1,636,591,735

Health Care (9.5%)
Biotechnology (1.7%)
AbbVie, Inc.	369,377	84,398,951
Amgen, Inc.	112,541	36,835,795
Biogen, Inc.*	30,660	5,395,853
Gilead Sciences, Inc.	259,298	31,826,236
Incyte Corp.*	34,466	3,404,207
Moderna, Inc.*	72,669	2,143,009
Regeneron Pharmaceuticals, Inc.	21,063	16,257,898
Vertex Pharmaceuticals, Inc.*	53,026	24,039,867

		204,301,816

Health Care Equipment & Supplies (2.0%)
Abbott Laboratories	363,418	45,532,641
Align Technology, Inc.*	13,946	2,177,668
Baxter International, Inc.	107,436	2,053,102
Becton Dickinson & Co.	59,904	11,625,569
Boston Scientific Corp.*	309,825	29,541,814
Cooper Cos., Inc. (The)*	41,550	3,405,438
Dexcom, Inc.*	81,512	5,409,951
Edwards Lifesciences Corp.*	121,281	10,339,205
GE HealthCare Technologies, Inc.	95,202	7,808,468
Hologic, Inc.*	46,516	3,464,977
IDEXX Laboratories, Inc.*	16,689	11,290,609
Insulet Corp.*	14,702	4,178,896
Intuitive Surgical, Inc.*	74,088	41,960,480
Medtronic plc	268,062	25,750,036
ResMed, Inc.	30,506	7,347,980
Solventum Corp.*	30,812	2,441,543
STERIS plc	20,512	5,200,202
Stryker Corp.	71,933	25,282,292
Zimmer Biomet Holdings, Inc.	41,419	3,724,397

		248,535,268

Health Care Providers & Services (1.6%)
Cardinal Health, Inc.	49,656	10,204,308
Cencora, Inc.	40,520	13,685,630
Centene Corp.*	97,589	4,015,787
Cigna Group (The)	55,828	15,365,540
CVS Health Corp.	265,307	21,054,763
DaVita, Inc.(x)*	7,378	838,215
Elevance Health, Inc.	46,447	16,281,996
HCA Healthcare, Inc.	33,384	15,585,654
Henry Schein, Inc.*	20,913	1,580,605
Humana, Inc.	25,137	6,438,340
Labcorp Holdings, Inc.	17,326	4,346,747
McKesson Corp.	25,796	21,160,201
Molina Healthcare, Inc.*	10,742	1,864,167
Quest Diagnostics, Inc.	23,249	4,034,399
UnitedHealth Group, Inc.	189,317	62,495,435
Universal Health Services, Inc., Class B	11,544	2,516,823

		201,468,610

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	59,250	8,062,147
Bio-Techne Corp.	32,564	1,915,089
Charles River Laboratories International, Inc.*	10,286	2,051,851
Danaher Corp.	131,386	30,076,883
IQVIA Holdings, Inc.*	35,592	8,022,793
Mettler-Toledo International, Inc.*	4,269	5,951,797

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Revvity, Inc.(x)	23,695	$2,292,491
Thermo Fisher Scientific, Inc.	78,522	45,499,573
Waters Corp.*	12,443	4,726,225
West Pharmaceutical Services, Inc.	15,036	4,137,005

		112,735,854

Pharmaceuticals (3.3%)
Bristol-Myers Squibb Co.	425,465	22,949,582
Eli Lilly & Co.	165,969	178,363,565
Johnson & Johnson	503,534	104,206,361
Merck & Co., Inc.	518,734	54,601,941
Pfizer, Inc.	1,188,292	29,588,471
Viatris, Inc.	240,716	2,996,914
Zoetis, Inc.	92,103	11,588,400

		404,295,234

Total Health Care		1,171,336,782

Industrials (8.1%)
Aerospace & Defense (2.2%)
Axon Enterprise, Inc.*	16,492	9,366,302
Boeing Co. (The)*	163,655	35,532,774
GE Aerospace	220,452	67,905,830
General Dynamics Corp.	52,987	17,838,603
Howmet Aerospace, Inc.	84,029	17,227,626
Huntington Ingalls Industries, Inc.	8,201	2,788,914
L3Harris Technologies, Inc.	39,093	11,476,532
Lockheed Martin Corp.	42,558	20,584,028
Northrop Grumman Corp.	28,038	15,987,548
RTX Corp.	280,216	51,391,614
Textron, Inc.	36,830	3,210,471
TransDigm Group, Inc.	11,770	15,652,334

		268,962,576

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	24,690	3,969,165
Expeditors International of Washington, Inc.	28,010	4,173,770
FedEx Corp.	45,369	13,105,289
United Parcel Service, Inc., Class B	154,446	15,319,499

		36,567,723

Building Products (0.4%)
A.O. Smith Corp.	23,694	1,584,655
Allegion plc	17,980	2,862,775
Builders FirstSource, Inc.*	23,111	2,377,891
Carrier Global Corp.	165,458	8,742,801
Johnson Controls International plc	127,291	15,243,097
Lennox International, Inc.	6,670	3,238,819
Masco Corp.	43,408	2,754,672
Trane Technologies plc	46,343	18,036,695

		54,841,405

Commercial Services & Supplies (0.5%)
Cintas Corp.	71,390	13,426,317
Copart, Inc.*	186,092	7,285,502
Republic Services, Inc.	42,054	8,912,504
Rollins, Inc.	61,341	3,681,687
Veralto Corp.	51,893	5,177,884
Waste Management, Inc.	77,462	17,019,176

		55,503,070

Construction & Engineering (0.2%)
Comfort Systems USA, Inc.	7,355	6,864,348
EMCOR Group, Inc.	9,356	5,723,907
Quanta Services, Inc.	31,165	13,153,500

		25,741,755

Electrical Equipment (0.8%)
AMETEK, Inc.	48,112	9,877,875
Eaton Corp. plc	81,174	25,854,731
Emerson Electric Co.	117,414	15,583,186
GE Vernova, Inc.	56,705	37,060,687
Generac Holdings, Inc.*	12,265	1,672,578
Hubbell, Inc., Class B	11,107	4,932,730
Rockwell Automation, Inc.	23,465	9,129,527

		104,111,314

Ground Transportation (0.8%)
CSX Corp.	389,180	14,107,775
JB Hunt Transport Services, Inc.	15,721	3,055,219
Norfolk Southern Corp.	46,896	13,539,813
Old Dominion Freight Line, Inc.	38,457	6,030,057
Uber Technologies, Inc.*	434,259	35,483,303
Union Pacific Corp.	123,968	28,676,278

		100,892,445

Industrial Conglomerates (0.4%)
3M Co.	111,024	17,774,942
Honeywell International, Inc.	132,689	25,886,297

		43,661,239

Machinery (1.6%)
Caterpillar, Inc.	97,806	56,030,123
Cummins, Inc.	28,849	14,725,972
Deere & Co.	52,543	24,462,445
Dover Corp.	28,664	5,596,359
Fortive Corp.	66,380	3,664,840
IDEX Corp.	15,643	2,783,516
Illinois Tool Works, Inc.	55,173	13,589,110
Ingersoll Rand, Inc.	75,145	5,952,987
Nordson Corp.	11,156	2,682,237
Otis Worldwide Corp.	81,449	7,114,570
PACCAR, Inc.	111,161	12,173,241
Parker-Hannifin Corp.	26,373	23,180,812
Pentair plc	34,201	3,561,692
Snap-on, Inc.	10,869	3,745,457
Stanley Black & Decker, Inc.	32,370	2,404,444
Westinghouse Air Brake Technologies Corp.	35,729	7,626,355
Xylem, Inc.	50,884	6,929,383

		196,223,543

Passenger Airlines (0.2%)
Delta Air Lines, Inc.	135,563	9,408,072
Southwest Airlines Co.	108,083	4,467,071
United Airlines Holdings, Inc.*	67,660	7,565,741

		21,440,884

Professional Services (0.5%)
Automatic Data Processing, Inc.	84,528	21,743,138
Broadridge Financial Solutions, Inc.	24,396	5,444,455
Dayforce, Inc.*	33,447	2,313,195
Equifax, Inc.	25,580	5,550,348

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Jacobs Solutions, Inc.	24,983	$3,309,248
Leidos Holdings, Inc.	26,721	4,820,468
Paychex, Inc.	67,695	7,594,025
Paycom Software, Inc.	10,213	1,627,544
Verisk Analytics, Inc.	29,128	6,515,642

		58,918,063

Trading Companies & Distributors (0.2%)
Fastenal Co.	239,935	9,628,592
United Rentals, Inc.	13,298	10,762,337
W.W. Grainger, Inc.	9,143	9,225,744

		29,616,673

Total Industrials		996,480,690

Information Technology (34.1%)
Communications Equipment (0.9%)
Arista Networks, Inc.*	215,812	28,277,846
Cisco Systems, Inc.	823,597	63,441,677
F5, Inc.*	12,056	3,077,415
Motorola Solutions, Inc.	34,809	13,342,986

		108,139,924

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	255,823	34,571,920
CDW Corp.	27,210	3,706,002
Corning, Inc.	163,058	14,277,358
Jabil, Inc.	22,329	5,091,459
Keysight Technologies, Inc.*	35,917	7,297,975
TE Connectivity plc	61,484	13,988,225
Teledyne Technologies, Inc.*	9,813	5,011,794
Trimble, Inc.*	49,725	3,895,954
Zebra Technologies Corp., Class A*	10,588	2,570,978

		90,411,665

IT Services (1.0%)
Accenture plc, Class A	129,607	34,773,558
Akamai Technologies, Inc.*	30,067	2,623,346
Cognizant Technology Solutions Corp., Class A	100,871	8,372,293
EPAM Systems, Inc.*	11,546	2,365,544
Gartner, Inc.*	15,064	3,800,346
GoDaddy, Inc., Class A*	28,244	3,504,516
International Business Machines Corp.	195,356	57,866,401
VeriSign, Inc.	17,437	4,236,319

		117,542,323

Semiconductors & Semiconductor Equipment (14.0%)
Advanced Micro Devices, Inc.*	340,255	72,869,011
Analog Devices, Inc.	102,817	27,883,970
Applied Materials, Inc.	166,495	42,787,550
Broadcom, Inc.	985,012	340,912,653
First Solar, Inc.*	22,427	5,858,605
Intel Corp.*	937,098	34,578,916
KLA Corp.	27,460	33,366,097
Lam Research Corp.	262,506	44,935,777
Microchip Technology, Inc.	112,951	7,197,238
Micron Technology, Inc.	234,591	66,954,617
Monolithic Power Systems, Inc.	10,012	9,074,476
NVIDIA Corp.	5,078,610	947,160,765
NXP Semiconductors NV	52,599	11,417,139
ON Semiconductor Corp.*	84,096	4,553,799
Qnity Electronics, Inc.	43,771	3,573,902
QUALCOMM, Inc.	223,835	38,286,977
Skyworks Solutions, Inc.	31,074	1,970,402
Teradyne, Inc.	32,730	6,335,219
Texas Instruments, Inc.	189,899	32,945,578

		1,732,662,691

Software (10.2%)
Adobe, Inc.*	87,486	30,619,225
AppLovin Corp., Class A*	56,572	38,119,345
Autodesk, Inc.*	44,516	13,177,181
Cadence Design Systems, Inc.*	56,889	17,782,364
Crowdstrike Holdings, Inc., Class A*	52,449	24,585,993
Datadog, Inc., Class A*	68,016	9,249,496
Fair Isaac Corp.*	4,955	8,377,022
Fortinet, Inc.*	132,107	10,490,617
Gen Digital, Inc.	117,291	3,189,142
Intuit, Inc.	58,269	38,598,551
Microsoft Corp.	1,553,339	751,225,807
Oracle Corp.	351,525	68,515,738
Palantir Technologies, Inc., Class A*	477,417	84,860,872
Palo Alto Networks, Inc.*	142,950	26,331,390
PTC, Inc.*	25,036	4,361,522
Roper Technologies, Inc.	22,496	10,013,644
Salesforce, Inc.	198,964	52,707,553
ServiceNow, Inc.*	218,815	33,520,270
Synopsys, Inc.*	38,821	18,235,000
Tyler Technologies, Inc.*	8,993	4,082,372
Workday, Inc., Class A*	45,352	9,740,703

		1,257,783,807

Technology Hardware, Storage & Peripherals (7.3%)
Apple, Inc.	3,088,203	839,558,868
Dell Technologies, Inc., Class C	62,991	7,929,307
Hewlett Packard Enterprise Co.	277,413	6,663,460
HP, Inc.	195,349	4,352,376
NetApp, Inc.	41,719	4,467,688
Sandisk Corp.*	29,098	6,907,283
Seagate Technology Holdings plc	45,534	12,539,608
Super Micro Computer, Inc.*	104,802	3,067,554
Western Digital Corp.	71,456	12,309,725

		897,795,869

Total Information Technology		4,204,336,279

Materials (1.8%)
Chemicals (0.9%)
Air Products and Chemicals, Inc.	46,513	11,489,641
Albemarle Corp.	24,598	3,479,141
CF Industries Holdings, Inc.	32,598	2,521,129
Corteva, Inc.	141,225	9,466,312
Dow, Inc.	148,548	3,473,052
DuPont de Nemours, Inc.	87,564	3,520,073
Ecolab, Inc.	53,276	13,986,016
International Flavors & Fragrances, Inc.	53,852	3,629,086
Linde plc	97,591	41,611,827

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
LyondellBasell Industries NV, Class A	53,816	$2,330,233
Mosaic Co. (The)	66,337	1,598,058
PPG Industries, Inc.	46,899	4,805,272
Sherwin-Williams Co. (The)	48,182	15,612,413

		117,522,253

Construction Materials (0.3%)
CRH plc	140,084	17,482,483
Martin Marietta Materials, Inc.	12,604	7,848,007
Vulcan Materials Co.	27,615	7,876,350

		33,206,840

Containers & Packaging (0.2%)
Amcor plc	482,439	4,023,541
Avery Dennison Corp.	16,154	2,938,089
Ball Corp.	56,008	2,966,744
International Paper Co.	110,358	4,347,002
Packaging Corp. of America	18,678	3,851,964
Smurfit WestRock plc	109,135	4,220,250

		22,347,590

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	300,104	15,242,282
Newmont Corp.	228,070	22,772,790
Nucor Corp.	47,831	7,801,714
Steel Dynamics, Inc.	28,690	4,861,521

		50,678,307

Total Materials		223,754,990

Real Estate (1.8%)
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	32,508	1,590,942
Healthpeak Properties, Inc. (REIT)	146,148	2,350,060
Ventas, Inc. (REIT)	98,172	7,596,549
Welltower, Inc. (REIT)	143,440	26,623,898

		38,161,449

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	133,664	2,369,863

Industrial REITs (0.2%)
Prologis, Inc. (REIT)	194,130	24,782,636

Office REITs (0.0%)†
BXP, Inc. (REIT)(x)	30,801	2,078,451

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	61,264	9,850,639
CoStar Group, Inc.*	88,577	5,955,917

		15,806,556

Residential REITs (0.2%)
AvalonBay Communities, Inc. (REIT)	29,557	5,358,980
Camden Property Trust (REIT)	22,236	2,447,739
Equity Residential (REIT)	72,361	4,561,637
Essex Property Trust, Inc. (REIT)	13,460	3,522,213
Invitation Homes, Inc. (REIT)	117,870	3,275,607
Mid-America Apartment Communities, Inc. (REIT)	24,470	3,399,128
UDR, Inc. (REIT)	62,854	2,305,485

		24,870,789

Retail REITs (0.3%)
Federal Realty Investment Trust (REIT)	16,407	1,653,826
Kimco Realty Corp. (REIT)	141,531	2,868,833
Realty Income Corp. (REIT)	192,257	10,837,527
Regency Centers Corp. (REIT)	34,403	2,374,839
Simon Property Group, Inc. (REIT)	68,229	12,629,870

		30,364,895

Specialized REITs (0.7%)
American Tower Corp. (REIT)	97,841	17,177,945
Crown Castle, Inc. (REIT)	91,013	8,088,325
Digital Realty Trust, Inc. (REIT)	67,483	10,440,295
Equinix, Inc. (REIT)	20,521	15,722,370
Extra Space Storage, Inc. (REIT)	44,359	5,776,429
Iron Mountain, Inc. (REIT)	61,777	5,124,402
Public Storage (REIT)	33,004	8,564,538
SBA Communications Corp. (REIT)	22,268	4,307,299
VICI Properties, Inc. (REIT), Class A	223,378	6,281,389
Weyerhaeuser Co. (REIT)	150,657	3,569,064

		85,052,056

Total Real Estate		223,486,695

Utilities (2.2%)
Electric Utilities (1.5%)
Alliant Energy Corp.	53,723	3,492,532
American Electric Power Co., Inc.	111,869	12,899,614
Constellation Energy Corp.	65,267	23,056,873
Duke Energy Corp.	162,528	19,049,907
Edison International	80,419	4,826,748
Entergy Corp.	93,337	8,627,139
Evergy, Inc.	48,114	3,487,784
Eversource Energy	78,413	5,279,547
Exelon Corp.	211,147	9,203,898
FirstEnergy Corp.	108,657	4,864,574
NextEra Energy, Inc.	435,258	34,942,512
NRG Energy, Inc.	40,052	6,377,881
PG&E Corp.	459,355	7,381,835
Pinnacle West Capital Corp.	25,015	2,218,831
PPL Corp.	154,603	5,414,197
Southern Co. (The)	230,127	20,067,074
Xcel Energy, Inc.	123,630	9,131,312

		180,322,258

Gas Utilities (0.0%)†
Atmos Energy Corp.	33,549	5,623,819

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	148,831	2,134,237
Vistra Corp.	66,473	10,724,089

		12,858,326

Multi-Utilities (0.6%)
Ameren Corp.	56,532	5,645,286
CenterPoint Energy, Inc.	136,447	5,231,378
CMS Energy Corp.	63,602	4,447,688
Consolidated Edison, Inc.	75,434	7,492,105
Dominion Energy, Inc.	178,465	10,456,264

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
DTE Energy Co.	43,405	$5,598,377
NiSource, Inc.	99,732	4,164,808
Public Service Enterprise Group, Inc.	104,321	8,376,976
Sempra	136,408	12,043,462
WEC Energy Group, Inc.	67,985	7,169,698

		70,626,042

Water Utilities (0.0%)†
American Water Works Co., Inc.	40,780	5,321,790

Total Utilities		274,752,235

Total Common Stocks (98.9%) (Cost $2,667,212,140)		12,213,253,785

SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
Goldman Sachs Financial Square Government Fund 3.67% (7 day yield) (xx)	700,000	700,000
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	5,988,103	5,988,103

Total Investment Companies		6,688,103

Total Short-Term Investments (0.1%) (Cost $6,688,103)		6,688,103

Total Investments in Securities (99.0%) (Cost $2,673,900,243)		12,219,941,888
Other Assets Less Liabilities (1.0%)		120,390,398

Net Assets (100%)		$12,340,332,286

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $30,927,380.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $6,466,241. This was collateralized by cash of $6,688,103 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	342	3/2026	USD	117,861,750	(319,238)

					(319,238)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$1,292,033,549	$—	$—	$1,292,033,549
Consumer Discretionary	1,271,150,025	—	—	1,271,150,025
Consumer Staples	575,732,995	—	—	575,732,995
Energy	343,597,810	—	—	343,597,810
Financials	1,636,591,735	—	—	1,636,591,735
Health Care	1,171,336,782	—	—	1,171,336,782
Industrials	996,480,690	—	—	996,480,690
Information Technology	4,204,336,279	—	—	4,204,336,279
Materials	223,754,990	—	—	223,754,990
Real Estate	223,486,695	—	—	223,486,695
Utilities	274,752,235	—	—	274,752,235
Short-Term Investments
Investment Companies	6,688,103	—	—	6,688,103

Total Assets	$12,219,941,888	$—	$—	$12,219,941,888

Liabilities:
Futures	$(319,238)	$—	$—	$(319,238)

Total Liabilities	$(319,238)	$—	$—	$(319,238)

Total	$12,219,622,650	$—	$—	$12,219,622,650

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(319,238	)*

Total		$(319,238)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$7,818,963	$7,818,963

Total	$7,818,963	$7,818,963

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$2,467,273	$2,467,273

Total	$2,467,273	$2,467,273

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$90,955,000

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$357,424,041
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$518,266,461

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,705,822,547
Aggregate gross unrealized depreciation	(174,095,752)

Net unrealized appreciation	$9,531,726,795

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,687,895,855

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $2,673,900,243)	$12,219,941,888
Cash	128,465,976
Receivable for Portfolio shares sold	8,171,189
Dividends, interest and other receivables	6,460,053
Securities lending income receivable	1,436
Other assets	44,426

Total assets	12,363,084,968

LIABILITIES
Payable for Portfolio shares repurchased	9,461,024
Payable for return of collateral on securities loaned	6,688,103
Investment management fees payable	1,935,705
Distribution fees payable – Class IB	1,735,378
Administrative fees payable	941,792
Due to broker for futures variation margin	884,917
Distribution fees payable – Class IA	781,322
Accrued expenses	324,441

Total liabilities	22,752,682

Commitments and contingent liabilities^
NET ASSETS	$12,340,332,286

Net assets were comprised of:
Paid in capital	$2,787,457,093
Total distributable earnings (loss)	9,552,875,193

Net assets	$12,340,332,286

Class IA
Net asset value, offering and redemption price per share, $3,666,954,154 / 38,083,265 shares outstanding (unlimited amount authorized: $0.01 par value)	$96.29

Class IB
Net asset value, offering and redemption price per share, $8,180,407,050 / 85,529,928 shares outstanding (unlimited amount authorized: $0.01 par value)	$95.64

Class K
Net asset value, offering and redemption price per share, $492,971,082 / 5,114,471 shares outstanding (unlimited amount authorized: $0.01 par value)	$96.39

(x)	Includes value of securities on loan of $6,466,241.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $23,728 foreign withholding tax)	$139,454,557
Interest	3,608,703
Securities lending (net)	280,317

Total income	143,343,577

EXPENSES
Investment management fees	21,027,298
Distribution fees – Class IB	18,342,784
Administrative fees	10,160,631
Distribution fees – Class IA	8,556,590
Printing and mailing expenses	543,868
Professional fees	491,134
Trustees’ fees	373,855
Custodian fees	218,700
Recoupment fees	30,180
Miscellaneous	230,810

Gross expenses	59,975,850
Less: Waiver from investment manager	(331,265)
Voluntary waiver from investment manager	(676,863)

Net expenses	58,967,722

NET INVESTMENT INCOME (LOSS)	84,375,855

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	247,491,753
Futures contracts	7,818,963

Net realized gain (loss)	255,310,716

Change in unrealized appreciation (depreciation) on:
Investments in securities	1,481,852,100
Futures contracts	2,467,273

Net change in unrealized appreciation (depreciation)	1,484,319,373

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,739,630,089

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,824,005,944

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$84,375,855	$86,321,499
Net realized gain (loss)	255,310,716	259,445,108
Net change in unrealized appreciation (depreciation)	1,484,319,373	1,800,576,594

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,824,005,944	2,146,343,201

Distributions to shareholders:
Class IA	(118,263,079)	(95,241,950)
Class IB	(263,238,420)	(194,715,441)
Class K	(17,034,804)	(13,793,436)

Total distributions to shareholders	(398,536,303)	(303,750,827)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,823,755 and 1,630,073 shares, respectively ]	162,883,489	129,363,927
Capital shares issued in reinvestment of dividends and distributions [ 1,229,740 and 1,095,609 shares, respectively ]	118,263,079	95,241,950
Capital shares repurchased [ (4,830,805) and (4,343,186) shares, respectively ]	(429,948,799)	(347,623,794)

Total Class IA transactions	(148,802,231)	(123,017,917)

Class IB
Capital shares sold [ 8,641,399 and 7,925,857 shares, respectively ]	773,550,611	627,761,933
Capital shares issued in reinvestment of dividends and distributions [ 2,755,600 and 2,254,392 shares, respectively ]	263,238,420	194,715,441
Capital shares repurchased [ (7,949,472) and (8,179,412) shares, respectively ]	(708,698,346)	(650,394,702)

Total Class IB transactions	328,090,685	172,082,672

Class K
Capital shares sold [ 510,598 and 436,183 shares, respectively ]	44,432,600	34,501,022
Capital shares issued in reinvestment of dividends and distributions [ 176,930 and 158,497 shares, respectively ]	17,034,804	13,793,436
Capital shares repurchased [ (931,978) and (1,129,952) shares, respectively ]	(83,818,619)	(90,812,875)

Total Class K transactions	(22,351,215)	(42,518,417)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	156,937,239	6,546,338

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,582,406,880	1,849,138,712
NET ASSETS:
Beginning of year	10,757,925,406	8,908,786,694

End of year	$12,340,332,286	$10,757,925,406

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Year Ended December 31,
	2025		2024		2023	2022	2021
Net asset value, beginning of year	$84.86		$70.17		$56.92	$71.75	$58.15

Income (loss) from investment operations:
Net investment income (loss) (e)	0.66		0.68		0.67	0.65	0.55
Net realized and unrealized gain (loss)	13.95		16.44		13.86	(13.91)	15.63

Total from investment operations	14.61		17.12		14.53	(13.26)	16.18

Less distributions:
Dividends from net investment income	(0.67)		(0.71)		(0.71)	(0.66)	(0.57)
Distributions from net realized gains	(2.51)		(1.72)		(0.57)	(0.91)	(2.01)

Total dividends and distributions	(3.18)		(2.43)		(1.28)	(1.57)	(2.58)

Net asset value, end of year	$96.29		$84.86		$70.17	$56.92	$71.75

Total return	17.24%		24.33%		25.57%	(18.55)%	27.98%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,666,954		$3,382,521		$2,910,703	$2,436,105	$3,111,842
Ratio of expenses to average net assets:
After waivers (f)	0.54	%(i)	0.54	%(i)	0.54%	0.55%	0.55%
Before waivers (f)	0.54%		0.55%		0.57%	0.56%	0.56%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.74%		0.85%		1.05%	1.04%	0.83%
Before waivers (f)	0.73%		0.83%		1.02%	1.02%	0.82%
Portfolio turnover rate^	3%		2%		2%	2%	6%

	Year Ended December 31,
Class IB	2025		2024		2023	2022	2021
Net asset value, beginning of year	$84.31		$69.73		$56.57	$71.32	$57.81

Income (loss) from investment operations:
Net investment income (loss) (e)	0.66		0.67		0.67	0.64	0.55
Net realized and unrealized gain (loss)	13.85		16.34		13.77	(13.82)	15.54

Total from investment operations	14.51		17.01		14.44	(13.18)	16.09

Less distributions:
Dividends from net investment income	(0.67)		(0.71)		(0.71)	(0.66)	(0.57)
Distributions from net realized gains	(2.51)		(1.72)		(0.57)	(0.91)	(2.01)

Total dividends and distributions	(3.18)		(2.43)		(1.28)	(1.57)	(2.58)

Net asset value, end of year	$95.64		$84.31		$69.73	$56.57	$71.32

Total return	17.23%		24.32%		25.57%	(18.55)%	27.98%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$8,180,407		$6,920,316		$5,584,288	$4,448,213	$5,434,534
Ratio of expenses to average net assets:
After waivers (f)	0.54	%(i)	0.54	%(i)	0.54%	0.55%	0.55%
Before waivers (f)	0.54%		0.55%		0.57%	0.57%	0.56%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.74%		0.85%		1.05%	1.04%	0.83%
Before waivers (f)	0.73%		0.83%		1.02%	1.03%	0.82%
Portfolio turnover rate^	3%		2%		2%	2%	6%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Year Ended December 31,
	2025		2024		2023	2022	2021
Net asset value, beginning of year	$84.92		$70.20		$56.93	$71.76	$58.13

Income (loss) from investment operations:
Net investment income (loss) (e)	0.89		0.88		0.83	0.80	0.71
Net realized and unrealized gain (loss)	13.98		16.47		13.88	(13.91)	15.65

Total from investment operations	14.87		17.35		14.71	(13.11)	16.36

Less distributions:
Dividends from net investment income	(0.89)		(0.91)		(0.87)	(0.81)	(0.72)
Distributions from net realized gains	(2.51)		(1.72)		(0.57)	(0.91)	(2.01)

Total dividends and distributions	(3.40)		(2.63)		(1.44)	(1.72)	(2.73)

Net asset value, end of year	$96.39		$84.92		$70.20	$56.93	$71.76

Total return	17.53%		24.63%		25.88%	(18.33)%	28.30%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$492,971		$455,088		$413,796	$345,809	$439,450
Ratio of expenses to average net assets:
After waivers (f)	0.29	%(i)	0.29	%(i)	0.29%	0.30%	0.30%
Before waivers (f)	0.29%		0.31%		0.32%	0.31%	0.31%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.99%		1.10%		1.30%	1.29%	1.08%
Before waivers (f)	0.98%		1.08%		1.27%	1.28%	1.07%
Portfolio turnover rate^	3%		2%		2%	2%	6%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(i)	Includes voluntary waiver from investment manager of 0.01% and 0.005% for years ended December 31, 2025 and 2024, respectively.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.6%)
Diversified Telecommunication Services (0.2%)
Orange SA	106,300	$1,773,917
Zegona Communications plc	42,300	795,405

		2,569,322

Entertainment (1.1%)
Liberty Media Corp.-Liberty Formula One, Class C*	8,800	866,888
Live Nation Entertainment, Inc.*	3,800	541,500
Netflix, Inc.*	82,120	7,699,571
ROBLOX Corp., Class A*	17,700	1,434,231
Spotify Technology SA*	5,400	3,135,834
Warner Bros Discovery, Inc.*	86,300	2,487,166

		16,165,190

Interactive Media & Services (8.6%)
Alphabet, Inc., Class A	42,267	13,229,571
Alphabet, Inc., Class C	247,740	77,740,812
Meta Platforms, Inc., Class A	52,629	34,739,877

		125,710,260

Media (0.4%)
EchoStar Corp., Class A (x)*	10,600	1,152,220
Fox Corp., Class A	24,000	1,753,680
Omnicom Group, Inc.	43,000	3,472,250

		6,378,150

Wireless Telecommunication Services (0.3%)
T-Mobile US, Inc.	25,300	5,136,912

Total Communication Services		155,959,834

Consumer Discretionary (10.4%)
Automobiles (2.1%)
General Motors Co.	6,500	528,580
Tesla, Inc.*	65,860	29,618,559

		30,147,139

Broadline Retail (4.4%)
Amazon.com, Inc.*	271,000	62,552,220
Etsy, Inc.*	8,700	482,328
Prosus NV	37,100	2,304,256

		65,338,804

Distributors (0.1%)
LKQ Corp.	23,800	718,760

Diversified Consumer Services (0.1%)
Service Corp. International	23,700	1,847,889

Hotels, Restaurants & Leisure (1.6%)
Airbnb, Inc., Class A*	18,700	2,537,964
Booking Holdings, Inc.	514	2,752,640
Chipotle Mexican Grill, Inc.*	46,900	1,735,300
Churchill Downs, Inc.	12,800	1,456,384
Domino’s Pizza, Inc.	4,480	1,867,354
DraftKings, Inc., Class A (x)*	41,900	1,443,874
Dutch Bros, Inc., Class A*	10,400	636,688
Marriott International, Inc., Class A	11,410	3,539,838
Restaurant Brands International, Inc.	17,800	1,214,635
Starbucks Corp.	29,200	2,458,932
Wyndham Hotels & Resorts, Inc.	13,600	1,027,616
Yum! Brands, Inc.	15,550	2,352,404

		23,023,629

Household Durables (0.2%)
PulteGroup, Inc.	17,000	1,993,420
Somnigroup International, Inc.	10,600	946,368

		2,939,788

Specialty Retail (1.6%)
Best Buy Co., Inc.	4,100	274,413
Dick’s Sporting Goods, Inc.	4,700	930,459
Floor & Decor Holdings, Inc., Class A*	13,800	840,282
Home Depot, Inc. (The)	11,920	4,101,672
Lithia Motors, Inc., Class A	3,200	1,063,456
Lowe’s Cos., Inc.	42,900	10,345,764
RealReal, Inc. (The)*	16,500	260,370
Ross Stores, Inc.	31,000	5,584,340

		23,400,756

Textiles, Apparel & Luxury Goods (0.3%)
Amer Sports, Inc.*	8,500	317,475
NIKE, Inc., Class B	45,750	2,914,732
On Holding AG, Class A*	6,400	297,472
PVH Corp.	18,800	1,259,976

		4,789,655

Total Consumer Discretionary		152,206,420

Consumer Staples (4.6%)
Beverages (1.4%)
Coca-Cola Co. (The)	149,706	10,465,946
Constellation Brands, Inc., Class A	7,503	1,035,114
Diageo plc	35,400	765,149
Keurig Dr Pepper, Inc.	116,374	3,259,636
Monster Beverage Corp.*	16,471	1,262,832
PepsiCo, Inc.	22,703	3,258,334

		20,047,011

Consumer Staples Distribution & Retail (1.7%)
Alimentation Couche-Tard, Inc.	21,320	1,164,364
BJ’s Wholesale Club Holdings, Inc.*	11,100	999,333
Costco Wholesale Corp.	10,897	9,396,919
Kroger Co. (The)	20,200	1,262,096
Target Corp.	13,850	1,353,837
Walmart, Inc.	96,363	10,735,802

		24,912,351

Food Products (0.2%)
Bunge Global SA	15,200	1,354,016
Lamb Weston Holdings, Inc.	4,441	186,033
Mondelez International, Inc., Class A	41,231	2,219,465

		3,759,514

Household Products (0.7%)
Colgate-Palmolive Co.	11,900	940,338
Procter & Gamble Co. (The)	67,374	9,655,368
Reynolds Consumer Products, Inc.	3,482	79,808

		10,675,514

Personal Care Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	7,037	736,915

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Kenvue, Inc.	115,426	$1,991,098

		2,728,013

Tobacco (0.4%)
British American Tobacco plc (ADR)	26,400	1,494,768
Philip Morris International, Inc.	28,000	4,491,200

		5,985,968

Total Consumer Staples		68,108,371

Energy (2.8%)
Energy Equipment & Services (0.1%)
SLB Ltd.	33,560	1,288,033

Oil, Gas & Consumable Fuels (2.7%)
Athabasca Oil Corp.*	333,191	1,706,555
Cameco Corp.	1,040	95,150
Chevron Corp.	22,523	3,432,730
ConocoPhillips	49,960	4,676,756
Exxon Mobil Corp.	147,215	17,715,853
Galp Energia SGPS SA	25,160	432,580
Imperial Oil Ltd. (x)	47,879	4,136,455
Murphy Oil Corp.	34,910	1,090,938
Phillips 66	11,310	1,459,442
Shell plc (ADR)	33,909	2,491,633
Valero Energy Corp.	17,197	2,799,500

		40,037,592

Total Energy		41,325,625

Financials (13.2%)
Banks (4.8%)
AIB Group plc	13,938	150,695
Bancorp, Inc. (The)*	2,900	195,808
Bank of America Corp.	325,153	17,883,415
BOK Financial Corp.	6,700	793,682
Citigroup, Inc.	67,360	7,860,238
Comerica, Inc.	15,588	1,355,065
Eurobank SA	51,654	207,910
First Horizon Corp.	58,005	1,386,320
JPMorgan Chase & Co.	19,971	6,435,056
KeyCorp	100,013	2,064,268
M&T Bank Corp.	13,250	2,669,610
Pathward Financial, Inc.	5,863	416,273
Piraeus Bank SA*	143,834	1,148,415
Popular, Inc.	10,600	1,319,912
Synovus Financial Corp.	13,569	679,129
Truist Financial Corp.	70,200	3,454,542
UMB Financial Corp.	10,653	1,225,521
US Bancorp	87,275	4,656,994
Wells Fargo & Co.	159,698	14,883,854
Wintrust Financial Corp.	9,000	1,258,380

		70,045,087

Capital Markets (3.2%)
Amundi SA (m)	5,535	459,234
Bank of New York Mellon Corp. (The)	10,189	1,182,841
BlackRock, Inc.	5,847	6,258,278
Blue Owl Capital, Inc., Class A	52,155	779,196
Carlyle Group, Inc. (The)	17,121	1,012,022
Cboe Global Markets, Inc.	3,008	755,008
Charles Schwab Corp. (The)	79,157	7,908,576
Etoro Group Ltd., Class A*	637	22,378
Evercore, Inc., Class A	3,600	1,224,900
Goldman Sachs Group, Inc. (The)	1,957	1,720,203
Intercontinental Exchange, Inc.	25,964	4,205,129
KKR & Co., Inc.	28,860	3,679,073
MarketAxess Holdings, Inc.	14,964	2,712,225
Moody’s Corp.	6,159	3,146,325
Nasdaq, Inc.	20,608	2,001,655
Northern Trust Corp.	22,910	3,129,277
Raymond James Financial, Inc.	13,196	2,119,146
State Street Corp.	26,912	3,471,917
Tradeweb Markets, Inc., Class A	1,281	137,759
Virtu Financial, Inc., Class A	51,858	1,727,908
Wealthfront Corp.*	10,400	141,336

		47,794,386

Consumer Finance (0.3%)
Capital One Financial Corp.	12,350	2,993,146
SLM Corp.	42,600	1,152,756

		4,145,902

Financial Services (2.8%)
Apollo Global Management, Inc.	29,862	4,322,823
Berkshire Hathaway, Inc., Class A*	4	3,019,200
Berkshire Hathaway, Inc., Class B*	6,645	3,340,109
Block, Inc., Class A*	8,018	521,892
Corpay, Inc.*	7,900	2,377,347
Mastercard, Inc., Class A	47,254	26,976,364
UWM Holdings Corp., Class A	46,203	202,369

		40,760,104

Insurance (2.1%)
American Financial Group, Inc.	18,129	2,477,872
Arthur J Gallagher & Co.	16,735	4,330,851
Assurant, Inc.	5,900	1,421,015
Baldwin Insurance Group, Inc. (The), Class A (x)*	29,696	713,595
Brighthouse Financial, Inc.*	4,999	323,885
Brown & Brown, Inc.	18,460	1,471,262
Chubb Ltd.	25,401	7,928,160
Hartford Insurance Group, Inc. (The)	22,118	3,047,860
Hiscox Ltd.	118,842	2,279,547
Marsh & McLennan Cos., Inc.	7,425	1,377,486
Reinsurance Group of America, Inc.	13,200	2,685,672
Travelers Cos., Inc. (The)	3,900	1,131,234
Unum Group	28,205	2,185,888
Willis Towers Watson plc	987	324,328

		31,698,655

Total Financials		194,444,134

Health Care (9.4%)
Biotechnology (2.2%)
AbbVie, Inc.	52,160	11,918,038
Alnylam Pharmaceuticals, Inc.*	4,419	1,757,215
Argenx SE (ADR)*	4,211	3,541,240
BeOne Medicines Ltd. (ADR)*	2,081	632,229
Biogen, Inc.*	3,100	545,569
BioNTech SE (ADR)*	5,313	505,798
Cogent Biosciences, Inc.*	35,448	1,259,113
Disc Medicine, Inc.*	4,200	333,522
Gilead Sciences, Inc.	71,693	8,799,599

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Insmed, Inc.*	3,577	$622,541
Moderna, Inc.*	39,900	1,176,651
Nuvalent, Inc., Class A*	9,700	975,723
Travere Therapeutics, Inc.*	10,100	385,921

		32,453,159

Health Care Equipment & Supplies (1.9%)
Abbott Laboratories	14,689	1,840,385
Boston Scientific Corp.*	71,152	6,784,343
Edwards Lifesciences Corp.*	49,952	4,258,408
Insulet Corp.*	6,486	1,843,580
Intuitive Surgical, Inc.*	6,649	3,765,728
Masimo Corp.*	10,106	1,314,386
Medline, Inc., Class A*	30,800	1,293,600
Penumbra, Inc.*	9,015	2,802,854
Shoulder Innovations, Inc. (x)*	18,300	261,690
Stryker Corp.	10,917	3,836,998

		28,001,972

Health Care Providers & Services (1.3%)
Cencora, Inc.	15,457	5,220,602
CVS Health Corp.	78,026	6,192,144
HCA Healthcare, Inc.	1,493	697,022
Tenet Healthcare Corp.*	7,957	1,581,215
UnitedHealth Group, Inc.	15,439	5,096,568

		18,787,551

Health Care Technology (0.0%)†
Waystar Holding Corp.*	10,400	340,600

Life Sciences Tools & Services (1.0%)
Danaher Corp.	33,474	7,662,868
IQVIA Holdings, Inc.*	10,997	2,478,834
Repligen Corp.*	9,151	1,499,483
Thermo Fisher Scientific, Inc.	4,105	2,378,642

		14,019,827

Pharmaceuticals (3.0%)
Amylyx Pharmaceuticals, Inc.*	33,243	401,575
Elanco Animal Health, Inc. (x)*	164,014	3,711,637
Eli Lilly & Co.	24,801	26,653,139
Johnson & Johnson	13,241	2,740,225
Merck & Co., Inc.	25,900	2,726,234
Roche Holding AG	1,000	414,342
Teva Pharmaceutical Industries Ltd. (ADR)*	33,400	1,042,414
UCB SA	24,164	6,775,651

		44,465,217

Total Health Care		138,068,326

Industrials (8.2%)
Aerospace & Defense (2.7%)
Boeing Co. (The)*	31,665	6,875,105
GE Aerospace	43,043	13,258,535
Howmet Aerospace, Inc.	29,080	5,961,982
Lockheed Martin Corp.	8,575	4,147,470
Northrop Grumman Corp.	5,359	3,055,755
RTX Corp.	12,749	2,338,167
TransDigm Group, Inc.	3,220	4,282,117

		39,919,131

Building Products (0.6%)
Trane Technologies plc	22,529	8,768,287

Commercial Services & Supplies (0.4%)
Cintas Corp.	13,040	2,452,433
Republic Services, Inc.	11,310	2,396,928

		4,849,361

Construction & Engineering (0.2%)
Argan, Inc.	200	62,664
MasTec, Inc.*	990	215,196
Quanta Services, Inc.	7,340	3,097,921

		3,375,781

Electrical Equipment (1.1%)
AMETEK, Inc.	25,907	5,318,966
Eaton Corp. plc	11,690	3,723,382
GE Vernova, Inc.	10,950	7,156,591
Nextpower, Inc., Class A*	4,000	348,440

		16,547,379

Ground Transportation (0.7%)
CSX Corp.	56,320	2,041,600
Old Dominion Freight Line, Inc.	13,970	2,190,496
Uber Technologies, Inc.*	45,590	3,725,159
Union Pacific Corp.	6,060	1,401,799

		9,359,054

Machinery (2.1%)
Caterpillar, Inc.	12,270	7,029,115
Cummins, Inc.	10,290	5,252,531
Dover Corp.	12,060	2,354,594
Ingersoll Rand, Inc.	26,910	2,131,810
PACCAR, Inc.	21,270	2,329,278
Parker-Hannifin Corp.	10,804	9,496,284
Westinghouse Air Brake Technologies Corp.	12,070	2,576,341

		31,169,953

Professional Services (0.2%)
TransUnion	12,403	1,063,557
Verisk Analytics, Inc.	9,020	2,017,684

		3,081,241

Trading Companies & Distributors (0.2%)
Fastenal Co.	34,300	1,376,459
United Rentals, Inc.	1,550	1,254,446

		2,630,905

Total Industrials		119,701,092

Information Technology (34.0%)
Communications Equipment (1.6%)
Arista Networks, Inc.*	84,907	11,125,364
Cisco Systems, Inc.	88,212	6,794,970
Lumentum Holdings, Inc. (x)*	12,900	4,754,811
Motorola Solutions, Inc.	2,800	1,073,296

		23,748,441

Electronic Equipment, Instruments & Components (1.4%)
Amphenol Corp., Class A	40,289	5,444,655
Celestica, Inc.*	800	236,488
Chroma ATE, Inc.	106,000	2,614,535

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Coherent Corp.*	22,000	$4,060,540
Corning, Inc.	26,300	2,302,828
Delta Electronics, Inc.	187,000	5,731,322
Fabrinet*	900	409,752

		20,800,120

IT Services (0.0%)†
Accenture plc, Class A	700	187,810

Semiconductors & Semiconductor Equipment (16.0%)
Advanced Micro Devices, Inc.*	3,600	770,976
ASM International NV	1,100	669,112
Broadcom, Inc.	138,832	48,049,755
Disco Corp.	2,000	615,041
First Solar, Inc.*	20,320	5,308,194
Jentech Precision Industrial Co. Ltd.	16,000	1,397,814
Lam Research Corp.	21,400	3,663,252
MACOM Technology Solutions Holdings, Inc.*	1,400	239,792
Marvell Technology, Inc.	79,900	6,789,902
Micron Technology, Inc.	66,822	19,071,667
NVIDIA Corp.	647,645	120,785,792
NXP Semiconductors NV	5,337	1,158,449
SiTime Corp.*	2,100	741,699
SK hynix, Inc.	24,480	11,062,775
Taiwan Semiconductor Manufacturing Co. Ltd.	131,000	6,462,341
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	28,300	8,600,087

		235,386,648

Software (7.8%)
Cadence Design Systems, Inc.*	12,800	4,001,024
Datadog, Inc., Class A*	44,800	6,092,352
Figma, Inc., Class A (x)*	2,800	104,636
Microsoft Corp.	198,700	96,095,294
Oracle Corp.	3,171	618,060
Palantir Technologies, Inc., Class A*	18,300	3,252,825
Synopsys, Inc.*	8,400	3,945,648

		114,109,839

Technology Hardware, Storage & Peripherals (7.2%)
Apple, Inc.	386,454	105,061,385
Asia Vital Components Co. Ltd.	14,000	672,809
Sandisk Corp.*	800	189,904

		105,924,098

Total Information Technology		500,156,956

Materials (1.7%)
Chemicals (1.0%)
Air Products and Chemicals, Inc.	4,839	1,195,330
Balchem Corp.	2,790	427,874
Chemours Co. (The)	11,197	132,013
Corteva, Inc.	19,702	1,320,625
Dow, Inc.	20,206	472,416
Ecolab, Inc.	8,746	2,296,000
Linde plc	11,267	4,804,136
LyondellBasell Industries NV, Class A	17,586	761,474
Mosaic Co. (The)	41,984	1,011,395
Sherwin-Williams Co. (The)	3,218	1,042,729
Solstice Advanced Materials, Inc.*	13,430	652,429

		14,116,421

Construction Materials (0.2%)
CRH plc	6,810	849,888
Martin Marietta Materials, Inc.	2,570	1,600,236

		2,450,124

Containers & Packaging (0.0%)†
International Paper Co.	22,375	881,351

Metals & Mining (0.5%)
Alcoa Corp.	5,794	307,893
Altius Minerals Corp. (x)	14,732	438,348
First Quantum Minerals Ltd.*	38,463	1,031,247
Freeport-McMoRan, Inc.	21,983	1,116,517
Newmont Corp.	23,447	2,341,183
Nucor Corp.	9,364	1,527,362
Wheaton Precious Metals Corp.	5,378	632,023

		7,394,573

Total Materials		24,842,469

Real Estate (1.7%)
Health Care REITs (0.3%)
Ventas, Inc. (REIT)	55,699	4,309,989
Welltower, Inc. (REIT)	1,258	233,497

		4,543,486

Industrial REITs (0.2%)
Prologis, Inc. (REIT)	20,394	2,603,498
Terreno Realty Corp. (REIT)	8,540	501,383

		3,104,881

Real Estate Management & Development (0.2%)
Jones Lang LaSalle, Inc.*	6,650	2,237,526
Zillow Group, Inc., Class C*	5,410	369,070

		2,606,596

Residential REITs (0.2%)
Camden Property Trust (REIT)	19,312	2,125,865
Invitation Homes, Inc. (REIT)	21,853	607,295

		2,733,160

Retail REITs (0.2%)
Federal Realty Investment Trust (REIT)	9,000	907,200
Macerich Co. (The) (REIT)	42,532	785,141
NNN REIT, Inc. (REIT)	11,327	448,889
Tanger, Inc. (REIT)	25,799	860,912

		3,002,142

Specialized REITs (0.6%)
American Tower Corp. (REIT)	20,612	3,618,849
Equinix, Inc. (REIT)	3,866	2,961,975
Extra Space Storage, Inc. (REIT)	13,291	1,730,754
Four Corners Property Trust, Inc. (REIT)	15,811	364,602
Iron Mountain, Inc. (REIT)	10,430	865,168

		9,541,348

Total Real Estate		25,531,613

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Utilities (2.1%)
Electric Utilities (1.5%)
Alliant Energy Corp.	8,090	$525,931
American Electric Power Co., Inc.	3,990	460,087
Constellation Energy Corp.	9,506	3,358,185
Duke Energy Corp.	21,670	2,539,941
Entergy Corp.	17,970	1,660,967
Evergy, Inc.	14,360	1,040,956
Exelon Corp.	38,360	1,672,112
NextEra Energy, Inc.	58,360	4,685,141
NRG Energy, Inc.	11,040	1,758,010
PG&E Corp.	74,200	1,192,394
PPL Corp.	31,610	1,106,982
Southern Co. (The)	9,810	855,432
Xcel Energy, Inc.	20,340	1,502,312

		22,358,450

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	10,520	150,857
Talen Energy Corp.*	160	59,975
Vistra Corp.	10,840	1,748,817

		1,959,649

Multi-Utilities (0.4%)
Ameren Corp.	12,770	1,275,212
CenterPoint Energy, Inc.	31,120	1,193,141
NiSource, Inc.	22,920	957,139
Sempra	26,800	2,366,172

		5,791,664

Total Utilities		30,109,763

Total Common Stocks (98.7%) (Cost $831,990,215)		1,450,454,603

EXCHANGE TRADED FUNDS (ETF):
Equity (0.7%)
iShares Core S&P 500 ETF	14,700	10,068,618

Total Exchange Traded Funds (0.7%) (Cost $10,097,550)		10,068,618

SHORT-TERM INVESTMENTS:
Investment Companies (0.0%)†
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	314,863	$314,863

Total Short-Term Investments (0.0%)† (Cost $314,863)		314,863

Total Investments in Securities (99.4%) (Cost $842,402,628)		1,460,838,084
Other Assets Less Liabilities (0.6%)		8,650,604

Net Assets (100%)		$1,469,488,688

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025, the market value or fair value, as applicable, of these securities amounted to $459,234 or 0.0% of net assets.

(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $11,107,505. This was collateralized by $11,415,147 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.750%, maturing 1/15/26 – 8/15/55 and by cash of $314,863 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$153,390,512	$2,569,322	$—	$155,959,834
Consumer Discretionary	149,902,164	2,304,256	—	152,206,420
Consumer Staples	67,343,222	765,149	—	68,108,371
Energy	40,893,045	432,580	—	41,325,625
Financials	190,198,333	4,245,801	—	194,444,134
Health Care	130,878,333	7,189,993	—	138,068,326
Industrials	119,701,092	–	—	119,701,092
Information Technology	470,931,207	29,225,749	—	500,156,956
Materials	24,842,469	—	—	24,842,469
Real Estate	25,531,613	—	—	25,531,613
Utilities	30,109,763	—	—	30,109,763
Exchange Traded Funds	10,068,618	—	—	10,068,618
Short-Term Investments
Investment Companies	314,863	—	—	314,863

Total Assets	$1,414,105,234	$46,732,850	$—	$1,460,838,084

Total Liabilities	$—	$—	$—	$—

Total	$1,414,105,234	$46,732,850	$—	$1,460,838,084

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(4,323)	$(4,323)

Total	$(4,323)	$(4,323)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$1,687	$1,687

Total	$1,687	$1,687

^ The Portfolio held forward foreign currency contracts for hedging.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value sold — in USD	$501,000

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$822,961,808
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$875,426,450

During the year ended December 31, 2025, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 4%)*	Net Proceeds of Sales and Redemptions (affiliated 6%)*	Net Realized Gain (Loss)
$35,961,490	$48,629,217	$5,190,218

* Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$631,731,852
Aggregate gross unrealized depreciation	(16,108,786)

Net unrealized appreciation	$615,623,066

Federal income tax cost of investments in securities and derivative instruments, if applicable	$845,215,018

For the period ended December 31, 2025, the Portfolio incurred approximately $37,977 as brokerage commissions with National Financial Services LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $842,402,628)	$1,460,838,084
Cash	10,079,787
Foreign cash (Cost $174,574)	198,385
Receivable for securities sold	2,934,021
Dividends, interest and other receivables	885,981
Receivable for Portfolio shares sold	274,492
Securities lending income receivable	2,707
Other assets	6,516

Total assets	1,475,219,973

LIABILITIES
Payable for securities purchased	2,345,007
Payable for Portfolio shares repurchased	1,925,440
Investment management fees payable	635,981
Payable for return of collateral on securities loaned	314,863
Distribution fees payable – Class IB	313,083
Administrative fees payable	112,713
Accrued expenses	84,198

Total liabilities	5,731,285

Commitments and contingent liabilities^
NET ASSETS	$1,469,488,688

Net assets were comprised of:
Paid in capital	$820,762,782
Total distributable earnings (loss)	648,725,906

Net assets	$1,469,488,688

Class IB
Net asset value, offering and redemption price per share, $1,466,117,177 / 22,235,044 shares outstanding (unlimited amount authorized: $0.01 par value)	$65.94

Class K
Net asset value, offering and redemption price per share, $3,371,511 / 48,940 shares outstanding (unlimited amount authorized: $0.01 par value)	$68.89

(x)	Includes value of securities on loan of $11,107,505.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $169,323 foreign withholding tax)	$14,427,724
Interest	421,407
Securities lending (net)	19,299

Total income	14,868,430

EXPENSES
Investment management fees	6,976,894
Distribution fees – Class IB	3,327,679
Administrative fees	1,208,937
Custodian fees	144,700
Professional fees	128,400
Printing and mailing expenses	78,534
Trustees’ fees	44,576
Miscellaneous	30,448

Gross expenses	11,940,168
Less: Waiver from investment manager	(331,325)

Net expenses	11,608,843

NET INVESTMENT INCOME (LOSS)	3,259,587

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $86,270 on realized gain on investments)	90,390,408
Forward foreign currency contracts	(4,323)
Foreign currency transactions	(33)

Net realized gain (loss)	90,386,052

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $(13,283) on unrealized depreciation on investments)	134,834,424
Forward foreign currency contracts	1,687
Foreign currency translations	26,719

Net change in unrealized appreciation (depreciation)	134,862,830

NET REALIZED AND UNREALIZED GAIN (LOSS)	225,248,882

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$228,508,469

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,259,587	$4,154,049
Net realized gain (loss)	90,386,052	110,210,151
Net change in unrealized appreciation (depreciation)	134,862,830	152,155,649

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	228,508,469	266,519,849

Distributions to shareholders:
Class IB	(93,399,296)	(89,899,235)
Class K	(252,116)	(320,270)

Total distributions to shareholders	(93,651,412)	(90,219,505)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,092,311 and 1,129,444 shares, respectively ]	136,443,067	66,859,082
Capital shares issued in reinvestment of dividends and distributions [ 1,419,234 and 1,464,379 shares, respectively ]	93,399,296	89,899,235
Capital shares repurchased [ (3,066,697) and (2,500,969) shares, respectively ]	(194,974,574)	(147,216,830)

Total Class IB transactions	34,867,789	9,541,487

Class K
Capital shares sold [ 1,663 and 17,662 shares, respectively ]	112,333	1,140,248
Capital shares issued in reinvestment of dividends and distributions [ 3,661 and 5,010 shares, respectively ]	252,116	320,270
Capital shares repurchased [ (31,727) and (1,802) shares, respectively ]	(2,153,270)	(107,924)

Total Class K transactions	(1,788,821)	1,352,594

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	33,078,968	10,894,081

TOTAL INCREASE (DECREASE) IN NET ASSETS	167,936,025	187,194,425
NET ASSETS:
Beginning of year	1,301,552,663	1,114,358,238

End of year	$1,469,488,688	$1,301,552,663

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025		2024		2023		2022		2021
Net asset value, beginning of year	$59.52		$51.23		$40.04		$54.08		$48.20

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.20		0.20		0.21		0.18	(aa)
Net realized and unrealized gain (loss)	10.69		12.46		12.34		(11.54)		11.80

Total from investment operations	10.84		12.66		12.54		(11.33)		11.98

Less distributions:
Dividends from net investment income	(0.21)		(0.22)		(0.21)		(0.23)		(0.21)
Distributions from net realized gains	(4.21)		(4.15)		(1.14)		(2.48)		(5.89)

Total dividends and distributions	(4.42)		(4.37)		(1.35)		(2.71)		(6.10)

Net asset value, end of year	$65.94		$59.52		$51.23		$40.04		$54.08

Total return	18.34%		24.51%		31.38%		(21.06)%		25.22%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,466,117		$1,296,882		$1,111,461		$892,616		$1,133,781
Ratio of expenses to average net assets:
After waivers (f)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)
Before waivers (f)	0.89%		0.90%		0.91%		0.91%		0.90%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.24%		0.33%		0.44%		0.46%		0.33	%(bb)
Before waivers (f)	0.22%		0.30%		0.40%		0.43%		0.30	%(bb)
Portfolio turnover rate^	62%		54%		44%		54%		53%

	Year Ended December 31,
Class K	2025		2024		2023		2022		2021
Net asset value, beginning of year	$61.99		$53.19		$41.52		$55.96		$49.68

Income (loss) from investment operations:
Net investment income (loss) (e)	0.32		0.36		0.34		0.33		0.33	(aa)
Net realized and unrealized gain (loss)	11.16		12.96		12.80		(11.94)		12.18

Total from investment operations	11.48		13.32		13.14		(11.61)		12.51

Less distributions:
Dividends from net investment income	(0.37)		(0.37)		(0.33)		(0.35)		(0.34)
Distributions from net realized gains	(4.21)		(4.15)		(1.14)		(2.48)		(5.89)

Total dividends and distributions	(4.58)		(4.52)		(1.47)		(2.83)		(6.23)

Net asset value, end of year	$68.89		$61.99		$53.19		$41.52		$55.96

Total return	18.64%		24.84%		31.70%		(20.87)%		25.53%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,372		$4,671		$2,898		$1,527		$2,802
Ratio of expenses to average net assets:
After waivers (f)	0.62	%(j)	0.62	%(j)	0.62	%(j)	0.62	%(j)	0.62	%(j)
Before waivers (f)	0.65%		0.65%		0.66%		0.66%		0.65%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.50%		0.59%		0.71%		0.70%		0.58	%(bb)
Before waivers (f)	0.47%		0.56%		0.66%		0.66%		0.55	%(bb)
Portfolio turnover rate^	62%		54%		44%		54%		53%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.87% for Class IB and 0.62% for Class K.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.13 and $0.28 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.09% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.7%)
Hotels, Restaurants & Leisure (2.0%)
McDonald’s Corp.	23,377	$7,144,713

Household Durables (0.8%)
DR Horton, Inc.	21,202	3,053,724

Specialty Retail (3.9%)
Lowe’s Cos., Inc.	25,819	6,226,510
Ross Stores, Inc.	25,904	4,666,346
Tractor Supply Co.	56,678	2,834,467

		13,727,323

Total Consumer Discretionary		23,925,760

Consumer Staples (6.7%)
Beverages (1.2%)
PepsiCo, Inc.	30,165	4,329,281

Consumer Staples Distribution & Retail (4.0%)
Casey’s General Stores, Inc.	6,424	3,550,609
Walmart, Inc.	95,469	10,636,201

		14,186,810

Household Products (1.5%)
Procter & Gamble Co. (The)	38,021	5,448,790

Total Consumer Staples		23,964,881

Energy (2.7%)
Oil, Gas & Consumable Fuels (2.7%)
Chevron Corp.	28,598	4,358,621
EOG Resources, Inc.	18,713	1,965,052
Exxon Mobil Corp.	27,508	3,310,313

Total Energy		9,633,986

Financials (16.7%)
Banks (3.3%)
JPMorgan Chase & Co.	36,386	11,724,297

Capital Markets (8.8%)
Ares Management Corp., Class A	34,728	5,613,087
Charles Schwab Corp. (The)	71,533	7,146,862
Morgan Stanley	52,029	9,236,708
Nasdaq, Inc.	83,340	8,094,814
S&P Global, Inc.	2,088	1,091,168

		31,182,639

Financial Services (3.4%)
Visa, Inc., Class A	33,989	11,920,282

Insurance (1.2%)
Erie Indemnity Co., Class A	5,548	1,590,334
Marsh & McLennan Cos., Inc.	15,367	2,850,886

		4,441,220

Total Financials		59,268,438

Health Care (15.4%)
Biotechnology (1.8%)
AbbVie, Inc.	27,344	6,247,830

Health Care Equipment & Supplies (5.5%)
Abbott Laboratories	57,806	7,242,514
STERIS plc	13,761	3,488,689
Stryker Corp.	25,339	8,905,898

		19,637,101

Health Care Providers & Services (0.7%)
Humana, Inc.	10,111	2,589,730

Life Sciences Tools & Services (2.5%)
Danaher Corp.	26,908	6,159,780
West Pharmaceutical Services, Inc.	10,073	2,771,485

		8,931,265

Pharmaceuticals (4.9%)
Eli Lilly & Co.	9,204	9,891,355
Johnson & Johnson	36,213	7,494,280

		17,385,635

Total Health Care		54,791,561

Industrials (13.9%)
Aerospace & Defense (3.4%)
General Dynamics Corp.	14,268	4,803,465
RTX Corp.	40,165	7,366,261

		12,169,726

Building Products (3.0%)
Carlisle Cos., Inc.	11,634	3,721,251
Johnson Controls International plc	58,923	7,056,029

		10,777,280

Commercial Services & Supplies (1.4%)
Cintas Corp.	26,114	4,911,260

Electrical Equipment (1.5%)
nVent Electric plc	53,185	5,423,274

Ground Transportation (0.5%)
Old Dominion Freight Line, Inc.	11,446	1,794,733

Industrial Conglomerates (1.0%)
Honeywell International, Inc.	18,014	3,514,351

Machinery (1.6%)
Parker-Hannifin Corp.	6,337	5,569,970

Trading Companies & Distributors (1.5%)
W.W. Grainger, Inc.	5,070	5,115,884

Total Industrials		49,276,478

Information Technology (29.9%)
Communications Equipment (0.7%)
Motorola Solutions, Inc.	6,668	2,555,978

IT Services (1.2%)
Accenture plc, Class A	16,185	4,342,436

Semiconductors & Semiconductor Equipment (11.1%)
Analog Devices, Inc.	28,927	7,845,002
Applied Materials, Inc.	17,527	4,504,264
Broadcom, Inc.	54,968	19,024,425
Texas Instruments, Inc.	47,209	8,190,289

		39,563,980

Software (13.0%)
Intuit, Inc.	1,817	1,203,617
Microsoft Corp.	64,349	31,120,463
Oracle Corp.	47,401	9,238,929

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Roper Technologies, Inc.	10,030	$4,464,654

		46,027,663

Technology Hardware, Storage & Peripherals (3.9%)
Apple, Inc.	50,612	13,759,378

Total Information Technology		106,249,435

Materials (4.6%)
Chemicals (4.6%)
Ecolab, Inc.	16,935	4,445,776
Linde plc	21,859	9,320,459
Sherwin-Williams Co. (The)	8,152	2,641,493

Total Materials		16,407,728

Utilities (1.7%)
Electric Utilities (1.0%)
NextEra Energy, Inc.	46,143	3,704,360

Multi-Utilities (0.7%)
WEC Energy Group, Inc.	22,135	2,334,357

Total Utilities		6,038,717

Total Common Stocks (98.3%) (Cost $202,826,414)		349,556,984

SHORT-TERM INVESTMENTS:
Investment Companies (1.9%)
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	6,826,993	6,829,724

Total Short-Term Investments (1.9%) (Cost $6,829,733)		6,829,724

Total Investments in Securities (100.2%) (Cost $209,656,147)		356,386,708
Other Assets Less Liabilities (-0.2%)		(616,757)

Net Assets (100%)		$355,769,951

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$23,925,760	$—	$—	$23,925,760
Consumer Staples	23,964,881	—	—	23,964,881
Energy	9,633,986	—	—	9,633,986
Financials	59,268,438	—	—	59,268,438
Health Care	54,791,561	—	—	54,791,561
Industrials	49,276,478	—	—	49,276,478
Information Technology	106,249,435	—	—	106,249,435
Materials	16,407,728	—	—	16,407,728
Utilities	6,038,717	—	—	6,038,717
Short-Term Investments
Investment Companies	6,829,724	—	—	6,829,724

Total Assets	$356,386,708	$—	$—	$356,386,708

Total Liabilities	$—	$—	$—	$—

Total	$356,386,708	$—	$—	$356,386,708

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$53,715,366
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$72,472,820

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$148,520,990
Aggregate gross unrealized depreciation	(1,795,424)

Net unrealized appreciation	$146,725,566

Federal income tax cost of investments in securities and derivative instruments, if applicable	$209,661,142

For the period ended December 31, 2025, the Portfolio incurred approximately $1,854 as brokerage commissions with Bernstein Institutional Services, LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (Cost $209,656,147)	$356,386,708
Dividends, interest and other receivables	183,429
Receivable for Portfolio shares sold	163,979
Receivable for securities sold	83,057
Other assets	1,672

Total assets	356,818,845

LIABILITIES
Payable for securities purchased	642,341
Investment management fees payable	153,225
Payable for Portfolio shares repurchased	100,050
Distribution fees payable - Class IB	75,942
Administrative fees payable	27,278
Accrued expenses	50,058

Total liabilities	1,048,894

Commitments and contingent liabilities^
NET ASSETS	$355,769,951

Net assets were comprised of:
Paid in capital	$204,299,820
Total distributable earnings (loss)	151,470,131

Net assets	$355,769,951

Class IB
Net asset value, offering and redemption price per share, $355,769,951 / 6,942,024 shares outstanding (unlimited amount authorized: $0.01 par value)	$51.25

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends	$5,432,762
Interest	160,604
Securities lending (net)	801

Total income	5,594,167

EXPENSES
Investment management fees	2,065,066
Distribution fees - Class IB	860,440
Administrative fees	311,626
Professional fees	68,669
Printing and mailing expenses	29,228
Custodian fees	19,800
Trustees’ fees	11,746
Miscellaneous	8,768

Gross expenses	3,375,343
Less: Waiver from investment manager	(383,793)

Net expenses	2,991,550

NET INVESTMENT INCOME (LOSS)	2,602,617

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	12,411,779
Net change in unrealized appreciation (depreciation) on investments in securities	23,360,406

NET REALIZED AND UNREALIZED GAIN (LOSS)	35,772,185

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,374,802

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,602,617	$2,930,063
Net realized gain (loss)	12,411,779	14,851,617
Net change in unrealized appreciation (depreciation)	23,360,406	16,659,537

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	38,374,802	34,441,217

Distributions to shareholders:
Class IB	(16,114,984)	(12,966,507)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 477,763 and 621,206 shares, respectively ]	23,904,996	29,876,222
Capital shares issued in reinvestment of dividends and distributions [ 310,614 and 261,235 shares, respectively ]	16,114,984	12,966,507
Capital shares repurchased [ (894,189) and (1,032,878) shares, respectively ]	(44,539,478)	(49,876,138)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,519,498)	(7,033,409)

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,740,320	14,441,301
NET ASSETS:
Beginning of year	338,029,631	323,588,330

End of year	$355,769,951	$338,029,631

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025		2024		2023		2022		2021
Net asset value, beginning of year	$47.96		$44.95		$40.67		$46.42		$36.85

Income (loss) from investment operations:
Net investment income (loss) (e)	0.38		0.42		0.47		0.39		0.28
Net realized and unrealized gain (loss)	5.31		4.49		4.46		(5.30)		9.58

Total from investment operations	5.69		4.91		4.93		(4.91)		9.86

Less distributions:
Dividends from net investment income	(0.39)		(0.43)		(0.48)		(0.31)		(0.29)
Distributions from net realized gains	(2.01)		(1.47)		(0.17)		(0.53)		—

Total dividends and distributions	(2.40)		(1.90)		(0.65)		(0.84)		(0.29)

Net asset value, end of year	$51.25		$47.96		$44.95		$40.67		$46.42

Total return	11.84%		10.80%		12.10%		(10.60)%		26.76%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$355,770		$338,030		$323,588		$303,252		$263,897
Ratio of expenses to average net assets:
After waivers (f)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)
Before waivers (f)	0.98%		0.99%		0.99%		0.99%		0.99%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.76%		0.87%		1.10%		0.96%		0.67%
Before waivers (f)	0.64%		0.75%		0.98%		0.84%		0.55%
Portfolio turnover rate^	16%		16%		4%		5%		4%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.87% for Class IB.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.1%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.*	415	$9,059
ATN International, Inc.	332	7,570
Bandwidth, Inc., Class A*	960	14,832
Cogent Communications Holdings, Inc.	1,597	34,431
Globalstar, Inc.*	1,723	105,172
IDT Corp., Class B	570	29,190
Liberty Latin America Ltd., Class A*	663	4,900
Liberty Latin America Ltd., Class C*	4,599	34,308
Lumen Technologies, Inc.*	31,977	248,461
Shenandoah Telecommunications Co.	1,694	19,583
Uniti Group, Inc.	5,308	37,209

		544,715

Entertainment (0.2%)
AMC Entertainment Holdings, Inc., Class A (x)*	17,110	26,692
Atlanta Braves Holdings, Inc., Class A (x)*	206	8,753
Atlanta Braves Holdings, Inc., Class C*	1,534	60,516
Cinemark Holdings, Inc.	3,407	79,179
CuriosityStream, Inc.	1,093	4,153
Eventbrite, Inc., Class A*	2,155	9,590
Gaia, Inc., Class A*	957	3,474
Golden Matrix Group, Inc. (x)*	1,009	808
IMAX Corp.*	1,468	54,257
Lionsgate Studios Corp.*	6,682	61,007
Madison Square Garden Entertainment Corp., Class A*	1,325	71,404
Marcus Corp. (The)	697	10,811
Playstudios, Inc.*	3,467	2,259
Playtika Holding Corp.	1,997	7,888
Reservoir Media, Inc.*	816	6,177
Sphere Entertainment Co.*	955	90,801
Starz Entertainment Corp.	487	5,698
Vivid Seats, Inc., Class A (x)*	148	1,067

		504,534

Interactive Media & Services (0.2%)
Angi, Inc., Class A*	1,130	14,611
Arena Group Holdings, Inc. (The)*	758	3,032
Bumble, Inc., Class A*	2,807	10,021
Cargurus, Inc., Class A*	2,810	107,763
Cars.com, Inc.*	1,673	20,411
EverQuote, Inc., Class A*	959	25,893
fuboTV, Inc.*	11,903	29,996
Getty Images Holdings, Inc. (x)*	4,250	5,695
Grindr, Inc.*	1,206	16,329
MediaAlpha, Inc., Class A*	1,235	15,993
Nextdoor Holdings, Inc.*	7,332	15,397
QuinStreet, Inc.*	1,908	27,418
Rumble, Inc. (x)*	3,527	22,291
Shutterstock, Inc.	699	13,351
Teads Holding Co. (x)*	1,596	1,123
Travelzoo*	356	2,535
TripAdvisor, Inc.*	3,852	56,085
TrueCar, Inc.*	1,539	3,478
Webtoon Entertainment, Inc. (x)*	617	8,040
Yelp, Inc., Class A*	2,006	60,962
Ziff Davis, Inc.*	1,341	47,136
ZipRecruiter, Inc., Class A*	2,224	8,674

		516,234

Media (0.4%)
Advantage Solutions, Inc.*	4,429	3,897
AMC Networks, Inc., Class A*	807	7,683
Boston Omaha Corp., Class A (x)*	657	8,127
Cable One, Inc.	171	19,297
EchoStar Corp., Class A (x)*	4,558	495,455
Emerald Holding, Inc.	687	3,071
Entravision Communications Corp., Class A	2,600	7,618
EW Scripps Co. (The), Class A*	2,577	10,282
Gambling.com Group Ltd.*	684	3,735
Gray Media, Inc.	3,418	16,543
Ibotta, Inc., Class A*	463	10,524
iHeartMedia, Inc., Class A*	4,455	18,533
John Wiley & Sons, Inc., Class A	1,435	43,954
Magnite, Inc.*	4,848	78,683
National CineMedia, Inc.	1,606	6,247
Newsmax, Inc., Class B (x)*	1,544	11,935
Nexxen International Ltd.*	1,334	8,724
Optimum Communications, Inc., Class A*	9,381	15,479
PubMatic, Inc., Class A*	1,391	12,338
Scholastic Corp.	762	22,578
Sinclair, Inc.	1,179	18,039
Stagwell, Inc., Class A*	3,356	16,411
TechTarget, Inc.*	1,069	5,773
TEGNA, Inc.	5,434	105,474
Thryv Holdings, Inc.*	1,291	7,811
USA TODAY Co., Inc.*	4,310	22,196

		980,407

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	2,873	13,388
Spok Holdings, Inc.	601	7,927
Telephone and Data Systems, Inc.	3,298	135,218

		156,533

Total Communication Services		2,702,423

Consumer Discretionary (10.2%)
Automobile Components (0.4%)
Adient plc*	2,679	51,356
American Axle & Manufacturing Holdings, Inc.*	4,074	26,114
Cooper-Standard Holdings, Inc.*	597	19,600
Dana, Inc.	3,947	93,781
Dorman Products, Inc.*	933	114,936
Fox Factory Holding Corp.*	1,285	21,986
Garrett Motion, Inc.	5,328	92,867
Gentherm, Inc.*	1,042	37,898
Goodyear Tire & Rubber Co. (The)*	9,419	82,510
Holley, Inc.*	2,154	8,896
LCI Industries	793	96,223
Motorcar Parts of America, Inc.*	328	4,048
Patrick Industries, Inc.	1,096	118,839
Phinia, Inc.	1,318	82,625
Solid Power, Inc. (x)*	4,906	20,851

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Standard Motor Products, Inc.	672	$24,763
Strattec Security Corp.*	139	10,583
Visteon Corp.	899	85,495
XPEL, Inc. (m)*	848	42,324

		1,035,695

Automobiles (0.0%)†
Faraday Future Intelligent Electric, Inc., Class A (x)*	3,214	3,278
Livewire Group, Inc. (x)*	1,343	5,936
Winnebago Industries, Inc.	953	38,616

		47,830

Broadline Retail (0.0%)†
Groupon, Inc. (x)*	833	14,669
Kohl’s Corp.	3,654	74,578
Savers Value Village, Inc.*	1,272	11,881

		101,128

Distributors (0.0%)†
GigaCloud Technology, Inc., Class A*	790	31,031
Gold.com, Inc.	651	22,167
Weyco Group, Inc.	214	6,546

		59,744

Diversified Consumer Services (0.4%)
Adtalem Global Education, Inc.*	1,195	123,647
American Public Education, Inc.*	558	21,092
Carriage Services, Inc., Class A	455	19,247
Coursera, Inc.*	4,953	36,454
Driven Brands Holdings, Inc.*	1,858	27,536
European Wax Center, Inc., Class A*	1,381	4,972
Frontdoor, Inc.*	2,463	142,090
Graham Holdings Co., Class B	109	119,747
KinderCare Learning Cos., Inc.*	992	4,285
Laureate Education, Inc.*	4,237	142,660
Lincoln Educational Services Corp.*	1,088	26,275
Matthews International Corp., Class A	1,018	26,590
McGraw Hill, Inc.*	959	15,823
Mister Car Wash, Inc.*	3,325	18,487
Nerdy, Inc.*	2,323	2,416
OneSpaWorld Holdings Ltd.	3,439	71,325
Perdoceo Education Corp.	2,327	68,251
Phoenix Education Partners, Inc.*	146	4,424
Strategic Education, Inc.	783	62,797
Stride, Inc.*	1,428	92,720
Udemy, Inc.*	3,505	20,504
Universal Technical Institute, Inc.*	1,509	39,430

		1,090,772

Hotels, Restaurants & Leisure (2.4%)
Accel Entertainment, Inc., Class A*	1,580	18,028
Bally’s Corp. (x)*	456	7,533
Biglari Holdings, Inc., Class B*	15	4,986
BJ’s Restaurants, Inc.*	631	24,861
Black Rock Coffee Bar, Inc., Class A*	318	7,076
Bloomin’ Brands, Inc.	2,833	17,480
Boyd Gaming Corp.	20,910	1,782,368
Brightstar Lottery plc	3,423	52,988
Brinker International, Inc.*	1,479	212,266
Cheesecake Factory, Inc. (The) (x)	1,582	79,859
Cracker Barrel Old Country Store, Inc. (x)	800	20,320
Dave & Buster’s Entertainment, Inc.*	978	15,853
Denny’s Corp.*	1,963	12,210
Dine Brands Global, Inc. (x)	579	18,609
El Pollo Loco Holdings, Inc.*	919	9,613
First Watch Restaurant Group, Inc.*	1,802	27,174
Genius Sports Ltd.*	7,528	82,959
Global Business Travel Group I*	4,348	33,262
Golden Entertainment, Inc.	658	17,891
Hilton Grand Vacations, Inc.*	38,222	1,710,435
Inspired Entertainment, Inc.*	947	8,864
Jack in the Box, Inc. (x)	695	13,170
Krispy Kreme, Inc. (x)	1,990	8,000
Kura Sushi USA, Inc., Class A*	238	12,455
Life Time Group Holdings, Inc.*	5,085	135,159
Lindblad Expeditions Holdings, Inc.*	1,385	19,972
Marriott Vacations Worldwide Corp.	915	52,786
Monarch Casino & Resort, Inc.	452	43,256
Nathan’s Famous, Inc.	92	8,608
Navan, Inc., Class A*	1,211	20,684
Papa John’s International, Inc.	1,142	43,956
Portillo’s, Inc., Class A*	2,083	9,457
Pursuit Attractions and Hospitality, Inc.*	666	22,431
RCI Hospitality Holdings, Inc. (x)	251	5,984
Red Rock Resorts, Inc., Class A	1,623	100,545
Rush Street Interactive, Inc.*	3,186	61,904
Sabre Corp.*	12,775	17,374
Serve Robotics, Inc. (x)*	2,147	22,286
Shake Shack, Inc., Class A*	1,291	104,790
Six Flags Entertainment Corp.*	3,127	47,968
Super Group SGHC Ltd.	5,303	63,371
Sweetgreen, Inc., Class A*	3,690	24,944
Target Hospitality Corp.*	1,297	10,389
United Parks & Resorts, Inc.*	975	35,393
Wyndham Hotels & Resorts, Inc.	9,059	684,498
Xponential Fitness, Inc., Class A*	944	7,769

		5,741,784

Household Durables (1.5%)
Bassett Furniture Industries, Inc.	314	5,263
Beazer Homes USA, Inc.*	1,005	20,371
Cavco Industries, Inc.*	261	154,183
Century Communities, Inc.	5,110	303,279
Champion Homes, Inc.*	1,898	160,381
Cricut, Inc., Class A	1,863	9,222
Dream Finders Homes, Inc., Class A*	1,007	17,220
Ethan Allen Interiors, Inc.	861	19,665
Flexsteel Industries, Inc.	64	2,527
Green Brick Partners, Inc.*	1,080	67,673
Hamilton Beach Brands Holding Co., Class A	321	5,280
Helen of Troy Ltd.*	816	17,340
Hovnanian Enterprises, Inc., Class A*	158	15,411
Installed Building Products, Inc.	779	202,065
KB Home	2,085	117,615
La-Z-Boy, Inc.	34,104	1,271,056
Legacy Housing Corp.*	385	7,515
Leggett & Platt, Inc.	4,337	47,707
LGI Homes, Inc.*	656	28,182
Lovesac Co. (The)*	553	8,157

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
M/I Homes, Inc.*	1,803	$230,694
Meritage Homes Corp.	6,803	447,637
Sonos, Inc.*	3,949	69,344
Taylor Morrison Home Corp., Class A*	5,188	305,418
Traeger, Inc.*	1,512	1,633
Tri Pointe Homes, Inc.*	2,771	87,203

		3,622,041

Leisure Products (2.1%)
Acushnet Holdings Corp.	908	72,477
American Outdoor Brands, Inc.*	412	3,185
BRP, Inc.	8,528	602,996
Brunswick Corp.	17,868	1,326,520
Escalade, Inc.	438	5,909
Funko, Inc., Class A*	1,271	4,321
JAKKS Pacific, Inc.	318	5,368
Johnson Outdoors, Inc., Class A	193	8,193
Latham Group, Inc.*	1,677	10,649
Malibu Boats, Inc., Class A*	654	18,449
Marine Products Corp.	412	3,609
MasterCraft Boat Holdings, Inc.*	524	9,909
Mattel, Inc.*	138,194	2,741,769
Peloton Interactive, Inc., Class A*	12,808	78,897
Polaris, Inc.	1,770	111,953
Smith & Wesson Brands, Inc.	1,482	14,627
Sturm Ruger & Co., Inc.	426	13,909
Topgolf Callaway Brands Corp.*	4,382	51,138

		5,083,878

Specialty Retail (2.5%)
Abercrombie & Fitch Co., Class A*	1,563	196,735
Academy Sports & Outdoors, Inc.	2,272	113,509
Advance Auto Parts, Inc.	1,980	77,814
American Eagle Outfitters, Inc.	5,342	140,869
America’s Car-Mart, Inc.*	253	6,391
Arhaus, Inc., Class A*	1,536	17,219
Arko Corp.	2,238	10,161
Asbury Automotive Group, Inc.*	651	151,377
BARK, Inc. (x)*	5,208	3,138
Barnes & Noble Education, Inc.*	522	4,797
Bed Bath & Beyond, Inc.*	1,836	10,025
Boot Barn Holdings, Inc.*	1,022	180,352
Buckle, Inc. (The)	1,091	58,281
Build-A-Bear Workshop, Inc.	457	28,000
Caleres, Inc.	1,151	14,008
Camping World Holdings, Inc., Class A	2,189	21,299
Citi Trends, Inc.*	112	4,655
Designer Brands, Inc., Class A (x)	1,160	8,619
Envela Corp.*	215	2,877
EVgo, Inc., Class A*	4,366	12,705
Gap, Inc. (The)	115,568	2,958,541
Genesco, Inc.*	291	7,208
Group 1 Automotive, Inc.	1,868	734,684
Haverty Furniture Cos., Inc.	357	8,340
J Jill, Inc.	200	2,744
Lands’ End, Inc.*	366	5,314
MarineMax, Inc.*	558	13,520
Monro, Inc.	917	18,377
National Vision Holdings, Inc.*	2,654	68,526
OneWater Marine, Inc., Class A*	475	5,139
Outdoor Holding Co.*	2,920	4,993
Petco Health & Wellness Co., Inc., Class A*	2,284	6,418
RealReal, Inc. (The)*	3,235	51,048
Revolve Group, Inc., Class A*	1,368	41,300
Sally Beauty Holdings, Inc.*	3,292	46,944
Shoe Carnival, Inc.	689	11,630
Signet Jewelers Ltd.	5,845	484,434
Sleep Number Corp. (x)*	878	7,428
Sonic Automotive, Inc., Class A	537	33,219
Stitch Fix, Inc., Class A*	3,918	20,569
ThredUp, Inc., Class A*	3,255	20,799
Torrid Holdings, Inc. (x)*	861	842
Upbound Group, Inc.	1,826	32,065
Urban Outfitters, Inc.*	2,059	154,960
Victoria’s Secret & Co.*	2,337	126,595
Warby Parker, Inc., Class A*	3,288	71,646
Winmark Corp.	96	38,874
Zumiez, Inc.*	403	10,498

		6,049,486

Textiles, Apparel & Luxury Goods (0.9%)
Capri Holdings Ltd.*	3,877	94,599
Carter’s, Inc.	1,268	41,121
Crocs, Inc.*	8,122	694,593
Dr Martens plc (x)	878,826	907,414
Ermenegildo Zegna NV (x)	2,153	22,068
Figs, Inc., Class A*	3,157	35,864
G-III Apparel Group Ltd.	1,248	36,142
Kontoor Brands, Inc.	1,881	114,910
Lakeland Industries, Inc. (x)	325	2,873
Movado Group, Inc.	625	12,888
Oxford Industries, Inc.	403	13,783
Rocky Brands, Inc.	155	4,546
Steven Madden Ltd.	2,447	101,893
Superior Group of Cos., Inc.	551	5,334
Wolverine World Wide, Inc.	2,627	47,680

		2,135,708

Total Consumer Discretionary		24,968,066

Consumer Staples (0.7%)
Beverages (0.0%)†
MGP Ingredients, Inc.	487	11,834
National Beverage Corp.*	854	27,234
Vita Coco Co., Inc. (The)*	1,548	82,059
Zevia PBC, Class A*	1,330	3,086

		124,213

Consumer Staples Distribution & Retail (0.2%)
Andersons, Inc. (The)	1,082	57,530
Chefs’ Warehouse, Inc. (The)*	1,214	75,669
Grocery Outlet Holding Corp.*	3,423	34,572
HF Foods Group, Inc.*	1,470	3,160
Ingles Markets, Inc., Class A	512	35,098
Natural Grocers by Vitamin Cottage, Inc.	472	11,824
PriceSmart, Inc.	854	104,760
United Natural Foods, Inc.*	2,002	67,407
Village Super Market, Inc., Class A	307	10,866
Weis Markets, Inc.	433	27,751

		428,637

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Food Products (0.3%)
Alico, Inc.	176	$6,403
B&G Foods, Inc. (x)	2,819	12,122
Beyond Meat, Inc. (x)*	12,073	9,900
BRC, Inc., Class A*	2,395	2,659
Calavo Growers, Inc.	652	14,181
Cal-Maine Foods, Inc.	1,484	118,082
Dole plc	2,775	41,597
Forafric Global plc (x)*	233	2,570
Fresh Del Monte Produce, Inc.	1,115	39,727
Hain Celestial Group, Inc. (The)*	3,458	3,700
J & J Snack Foods Corp.	498	45,004
John B Sanfilippo & Son, Inc.	268	18,921
Lifeway Foods, Inc.*	184	4,458
Limoneira Co.	685	8,648
Mama’s Creations, Inc.*	1,313	17,712
Marzetti Co. (The)	685	112,628
Mission Produce, Inc.*	1,266	14,686
Seneca Foods Corp., Class A*	162	17,922
Simply Good Foods Co. (The)*	3,207	64,397
SunOpta, Inc.*	2,959	11,244
Tootsie Roll Industries, Inc.	652	23,883
TreeHouse Foods, Inc.*	1,651	38,947
Utz Brands, Inc.	2,613	27,123
Vital Farms, Inc.*	1,171	37,402
Westrock Coffee Co. (x)*	1,249	5,083

		698,999

Household Products (0.1%)
Central Garden & Pet Co.*	285	9,163
Central Garden & Pet Co., Class A*	1,775	51,812
Energizer Holdings, Inc.	2,062	41,013
Oil-Dri Corp. of America	377	18,450
Spectrum Brands Holdings, Inc.	729	43,069
WD-40 Co.	466	91,756

		255,263

Personal Care Products (0.1%)
Beauty Health Co. (The)*	3,549	4,933
Edgewell Personal Care Co.	1,351	23,035
FitLife Brands, Inc.*	85	1,383
Herbalife Ltd.*	3,337	43,014
Honest Co., Inc. (The)*	3,817	9,848
Interparfums, Inc.	604	51,237
Lifevantage Corp. (x)	373	2,298
Medifast, Inc. (x)*	434	4,635
Nature’s Sunshine Products, Inc.*	593	12,797
Nu Skin Enterprises, Inc., Class A	1,492	14,353
Olaplex Holdings, Inc.*	5,874	7,871
USANA Health Sciences, Inc.*	319	6,262
Waldencast plc, Class A*	765	1,438

		183,104

Tobacco (0.0%)†
Ispire Technology, Inc. (x)*	757	2,119
Turning Point Brands, Inc.	579	62,764
Universal Corp.	781	41,198

		106,081

Total Consumer Staples		1,796,297

Energy (4.1%)
Energy Equipment & Services (2.3%)
Archrock, Inc.	5,764	149,979
Atlas Energy Solutions, Inc. (x)	2,639	24,859
Borr Drilling Ltd.	8,590	34,618
Bristow Group, Inc., Class A*	926	33,910
Cactus, Inc., Class A	2,288	104,516
Core Laboratories, Inc.	1,616	25,904
DMC Global, Inc.*	848	5,673
Energy Services of America Corp.	481	3,930
Expro Group Holdings NV*	2,986	39,863
Flowco Holdings, Inc., Class A	699	13,099
Forum Energy Technologies, Inc.*	281	10,383
Helix Energy Solutions Group, Inc.*	4,304	26,986
Helmerich & Payne, Inc.	3,328	95,447
Hunting plc	240,675	1,201,968
Innovex International, Inc.*	1,325	28,978
Kodiak Gas Services, Inc.	2,806	104,944
Liberty Energy, Inc., Class A	59,918	1,106,086
Mammoth Energy Services, Inc.*	1,025	1,896
Nabors Industries Ltd.*	498	27,041
National Energy Services Reunited Corp.*	2,119	33,184
Natural Gas Services Group, Inc.	289	9,725
Noble Corp. plc	4,316	121,884
Oceaneering International, Inc.*	3,201	76,920
Oil States International, Inc.*	1,671	11,313
Patterson-UTI Energy, Inc.	11,925	72,862
ProFrac Holding Corp., Class A (x)*	468	1,821
ProPetro Holding Corp.*	2,605	24,774
Ranger Energy Services, Inc., Class A	516	7,214
RPC, Inc.	3,248	17,669
SEACOR Marine Holdings, Inc.*	384	2,312
Seadrill Ltd.*	2,116	73,214
Select Water Solutions, Inc., Class A	152,708	1,606,488
Solaris Energy Infrastructure, Inc., Class A	1,428	65,645
TechnipFMC plc	3,700	164,872
TETRA Technologies, Inc.*	4,274	40,047
Tidewater, Inc.*	1,625	82,079
Transocean Ltd.*	30,942	127,790
Valaris Ltd.*	2,110	106,344

		5,686,237

Oil, Gas & Consumable Fuels (1.8%)
Ardmore Shipping Corp.	1,082	11,458
BKV Corp.*	735	19,955
California Resources Corp.	2,451	109,584
Calumet, Inc.*	2,221	44,131
Centrus Energy Corp., Class A*	566	137,402
Clean Energy Fuels Corp.*	6,679	14,026
CNX Resources Corp.*	4,377	160,942
Comstock Resources, Inc.*	2,486	57,626
Core Natural Resources, Inc.	1,705	150,910
Crescent Energy Co., Class A	8,069	67,699
CVR Energy, Inc.*	994	25,287
Delek US Holdings, Inc.	2,026	60,091
DHT Holdings, Inc.	4,540	55,433
Diversified Energy Co.	1,797	26,021
Dorian LPG Ltd.	1,294	31,496
Empire Petroleum Corp. (x)*	421	1,280
Encore Energy Corp. (x)*	6,232	15,455

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Energy Fuels, Inc. (x)*	7,652	$111,260
Epsilon Energy Ltd.	584	2,710
Evolution Petroleum Corp.	1,387	4,910
Excelerate Energy, Inc., Class A	825	23,141
FLEX LNG Ltd.	1,117	27,869
FutureFuel Corp.	1,238	3,949
Gevo, Inc.*	8,037	16,074
Golar LNG Ltd.	3,248	120,858
Granite Ridge Resources, Inc.	2,103	9,884
Green Plains, Inc.*	2,354	23,069
Gulfport Energy Corp.*	548	113,979
HighPeak Energy, Inc. (x)	468	2,218
Infinity Natural Resources, Inc., Class A*	452	6,658
International Seaways, Inc.	1,374	66,708
Kinetik Holdings, Inc., Class A	1,415	51,011
Kolibri Global Energy, Inc.*	1,221	4,799
Kosmos Energy Ltd. (x)*	17,325	15,721
Lightbridge Corp. (x)*	1,013	12,804
Magnolia Oil & Gas Corp., Class A	5,837	127,772
Murphy Oil Corp.	4,621	144,406
NACCO Industries, Inc., Class A	82	4,021
Navigator Holdings Ltd.	1,044	18,082
New Fortress Energy, Inc. (x)*	5,956	6,790
NextDecade Corp.*	4,821	25,407
NextNRG, Inc. (x)*	3,437	4,984
Nordic American Tankers Ltd.	6,923	23,815
Northern Oil & Gas, Inc. (x)	3,321	71,302
OPAL Fuels, Inc., Class A (x)*	2,171	5,113
Par Pacific Holdings, Inc.*	1,649	57,946
PBF Energy, Inc., Class A	2,876	77,997
Peabody Energy Corp.	4,054	120,404
Prairie Operating Co. (x)*	1,364	2,305
PrimeEnergy Resources Corp.*	30	5,130
REX American Resources Corp.*	992	32,061
Riley Exploration Permian, Inc.	472	12,461
Sable Offshore Corp. (x)*	2,685	24,219
SandRidge Energy, Inc.	1,017	14,675
Scorpio Tankers, Inc.	1,541	78,329
SFL Corp. Ltd.	4,213	32,904
SM Energy Co.	3,936	73,603
Summit Midstream Corp.*	308	8,217
Talos Energy, Inc.*	4,261	46,956
Teekay Corp. Ltd.	1,616	14,593
Teekay Tankers Ltd., Class A	831	44,392
Uranium Energy Corp.*	16,004	186,927
VAALCO Energy, Inc.	4,138	15,062
Vitesse Energy, Inc. (x)	1,043	20,088
W&T Offshore, Inc. (x)	4,166	6,791
Whitecap Resources, Inc. (x)	159,263	1,334,396
World Kinect Corp.	1,900	44,517

		4,292,083

Total Energy		9,978,320

Financials (21.4%)
Banks (13.2%)
1st Source Corp.	629	39,306
ACNB Corp.	331	16,004
Amalgamated Financial Corp.	856	27,418
Amerant Bancorp, Inc., Class A	1,138	22,202
Ameris Bancorp	2,197	163,171
Ames National Corp.	379	8,702
Arrow Financial Corp.	521	16,359
Associated Banc-Corp.	5,387	138,769
Atlantic Union Bankshares Corp.	69,758	2,462,457
Avidbank Holdings, Inc.*	181	4,807
Axos Financial, Inc.*	1,822	156,983
Banc of California, Inc.	4,397	84,818
BancFirst Corp.	712	75,486
Bancorp, Inc. (The)*	1,418	95,743
Bank First Corp.	291	35,450
Bank of Hawaii Corp.	1,349	92,231
Bank of Marin Bancorp	498	12,953
Bank of NT Butterfield & Son Ltd. (The)	1,368	68,154
Bank7 Corp.	164	6,721
BankFinancial Corp.	397	4,764
BankUnited, Inc.	2,537	113,074
Bankwell Financial Group, Inc.	248	11,363
Banner Corp.	1,179	73,876
Bar Harbor Bankshares	484	15,028
BayCom Corp.	341	10,025
BCB Bancorp, Inc.	663	5,350
Beacon Financial Corp.	2,822	74,416
Blue Foundry Bancorp*	558	6,936
Blue Ridge Bankshares, Inc.	2,117	9,040
Bridgewater Bancshares, Inc.*	801	14,041
Burke & Herbert Financial Services Corp.	443	27,603
Business First Bancshares, Inc.	1,043	27,264
BV Financial, Inc.*	308	5,587
Byline Bancorp, Inc.	1,120	32,648
C&F Financial Corp.	102	7,404
Cadence Bank	6,304	270,063
California Bancorp	838	15,645
Camden National Corp.	31,305	1,358,011
Capital Bancorp, Inc.	347	9,775
Capital City Bank Group, Inc.	494	21,030
Capitol Federal Financial, Inc.	4,009	27,301
Carter Bankshares, Inc.*	792	15,571
Cathay General Bancorp	2,289	110,765
CB Financial Services, Inc.	165	5,752
Central BanCo, Inc., Class A	19,252	464,358
Central Pacific Financial Corp.	898	27,982
CF Bankshares, Inc.	193	4,815
Chain Bridge Bancorp, Inc., Class A*	26	901
Chemung Financial Corp.	156	8,705
ChoiceOne Financial Services, Inc.	510	15,055
Citizens & Northern Corp.	580	11,699
Citizens Community Bancorp, Inc.	341	6,077
Citizens Financial Services, Inc.	188	10,720
City Holding Co.	482	57,454
Civista Bancshares, Inc.	641	14,243
CNB Financial Corp.	908	23,762
Coastal Financial Corp.*	415	47,555
CoastalSouth Bancshares, Inc.*	211	4,906
Colony Bankcorp, Inc.	685	12,207
Columbia Banking System, Inc.	111,164	3,107,034
Columbia Financial, Inc.*	916	14,235
Commercial Bancgroup, Inc.*	196	4,814
Community Financial System, Inc.	1,714	98,452
Community Trust Bancorp, Inc.	561	31,696

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Community West Bancshares	507	$11,407
ConnectOne Bancorp, Inc.	1,566	41,060
Customers Bancorp, Inc.*	1,015	74,217
CVB Financial Corp.	4,451	82,789
Dime Community Bancshares, Inc.	1,400	42,126
Eagle Bancorp Montana, Inc.	287	5,711
Eagle Bancorp, Inc.	882	18,892
Eagle Financial Services, Inc.	155	6,168
Eastern Bankshares, Inc.	7,540	138,962
ECB Bancorp, Inc.*	303	5,269
Enterprise Financial Services Corp.	1,181	63,774
Equity Bancshares, Inc., Class A	408	18,217
Esquire Financial Holdings, Inc.	265	27,049
Farmers & Merchants Bancorp, Inc.	394	9,740
Farmers National Banc Corp.	1,249	16,637
FB Bancorp, Inc.*	563	7,235
FB Financial Corp.	1,427	79,627
Fidelity D&D Bancorp, Inc.	205	8,924
Financial Institutions, Inc.	659	20,541
Finward Bancorp	162	5,701
Finwise Bancorp*	326	5,848
First Bancorp (Nasdaq Stock Exchange)	36,640	1,860,946
First Bancorp (New York Stock Exchange)	5,231	108,439
First Bancorp, Inc. (The)	426	11,263
First Bank	872	14,353
First Busey Corp.	2,697	64,162
First Business Financial Services, Inc.	227	12,326
First Capital, Inc.	110	6,512
First Commonwealth Financial Corp.	68,024	1,146,885
First Community Bankshares, Inc.	539	18,180
First Community Corp.	240	7,116
First Financial Bancorp	3,233	80,890
First Financial Bankshares, Inc.	4,336	129,516
First Financial Corp.	349	21,087
First Foundation, Inc.*	2,122	13,071
First Internet Bancorp	344	7,179
First Interstate BancSystem, Inc., Class A	54,473	1,884,766
First Merchants Corp.	1,973	73,948
First Mid Bancshares, Inc.	688	26,832
First National Corp.	253	6,386
First Savings Financial Group, Inc.	191	6,085
First United Corp.	204	7,638
First Western Financial, Inc.*	305	8,177
Firstsun Capital Bancorp*	442	16,635
Five Star Bancorp	600	21,468
Flagstar Bank NA	10,190	128,292
Flushing Financial Corp.	977	14,821
Franklin Financial Services Corp.	144	7,229
FS Bancorp, Inc.	223	9,181
Fulton Financial Corp.	6,191	119,672
FVCBankcorp, Inc.	705	9,807
GBank Financial Holdings, Inc. (x)*	320	10,845
German American Bancorp, Inc.	41,002	1,606,458
Glacier Bancorp, Inc.	4,252	187,301
Great Southern Bancorp, Inc.	254	15,636
Greene County Bancorp, Inc.	298	6,625
Hancock Whitney Corp.	2,845	181,170
Hanmi Financial Corp.	1,091	29,490
Hanover Bancorp, Inc.	215	4,969
Hawthorn Bancshares, Inc.	196	6,836
HBT Financial, Inc.	310	8,013
Heritage Commerce Corp.	1,877	22,543
Heritage Financial Corp.	1,114	26,346
Hilltop Holdings, Inc.	1,505	51,080
Hingham Institution For Savings (The)	53	15,050
Home Bancorp, Inc.	200	11,560
Home BancShares, Inc.	6,128	170,236
HomeTrust Bancshares, Inc.	523	22,458
Hope Bancorp, Inc.	4,142	45,396
Horizon Bancorp, Inc.	1,498	25,406
Independent Bank Corp.	653	21,242
Independent Bank Corp./MA	1,659	121,240
International Bancshares Corp.	1,816	120,655
Investar Holding Corp.	305	8,150
John Marshall Bancorp, Inc.	296	5,917
Kearny Financial Corp.	2,196	16,272
Lakeland Financial Corp.	826	47,132
Landmark Bancorp, Inc. (x)	197	5,159
LCNB Corp.	465	7,621
LINKBANCORP, Inc.	414	3,420
Live Oak Bancshares, Inc.	1,153	39,606
MainStreet Bancshares, Inc.	245	4,988
Mechanics Bancorp	1,584	23,174
Mercantile Bank Corp.	518	24,916
Meridian Corp.	384	6,751
Metrocity Bankshares, Inc.	623	16,534
Metropolitan Bank Holding Corp.	296	22,603
Mid Penn Bancorp, Inc.	609	18,891
Middlefield Banc Corp.	246	8,497
Midland States Bancorp, Inc.	735	15,560
MidWestOne Financial Group, Inc.	536	20,636
MVB Financial Corp.	314	8,111
National Bank Holdings Corp., Class A	1,335	50,743
National Bankshares, Inc.	254	8,517
NB Bancorp, Inc.	1,397	27,689
NBT Bancorp, Inc.	1,749	72,618
Nicolet Bankshares, Inc.	439	53,251
Northeast Bank	254	26,398
Northeast Community Bancorp, Inc.	510	11,531
Northfield Bancorp, Inc.	1,036	11,841
Northpointe Bancshares, Inc.	621	10,420
Northrim Bancorp, Inc.	656	17,456
Northwest Bancshares, Inc.	4,880	58,560
Norwood Financial Corp.	325	9,116
Oak Valley Bancorp	296	8,898
OceanFirst Financial Corp.	2,003	35,954
OFG Bancorp	1,398	57,290
Ohio Valley Banc Corp.	153	6,117
Old National Bancorp	11,818	263,660
Old Second Bancorp, Inc.	1,556	30,342
OP Bancorp	379	5,351
Orange County Bancorp, Inc.	424	12,105
Origin Bancorp, Inc.	1,062	39,942
Orrstown Financial Services, Inc.	654	23,165
Park National Corp.	512	77,916
Parke Bancorp, Inc.	244	6,110
Pathward Financial, Inc.	791	56,161
Patriot National Bancorp, Inc. (x)*	2,878	5,238

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
PCB Bancorp	419	$9,071
Peapack-Gladstone Financial Corp.	577	16,069
Peoples Bancorp of North Carolina, Inc.	64	2,317
Peoples Bancorp, Inc.	15,599	468,438
Peoples Financial Services Corp.	299	14,564
Pioneer Bancorp, Inc.*	535	7,212
Plumas Bancorp	187	8,357
Ponce Financial Group, Inc.*	793	12,966
Preferred Bank	379	35,789
Primis Financial Corp.	828	11,517
Princeton Bancorp, Inc.	224	7,771
Provident Financial Services, Inc.	4,061	80,205
QCR Holdings, Inc.	585	48,730
RBB Bancorp	436	8,999
Red River Bancshares, Inc.	191	13,643
Renasant Corp.	3,236	113,972
Republic Bancorp, Inc., Class A	309	21,318
Rhinebeck Bancorp, Inc.*	396	4,760
Richmond Mutual Bancorp, Inc.	344	4,830
Riverview Bancorp, Inc.	831	4,172
S&T Bancorp, Inc.	1,276	50,211
SB Financial Group, Inc.	258	5,746
Seacoast Banking Corp. of Florida	43,788	1,375,819
ServisFirst Bancshares, Inc.	1,708	122,617
Shore Bancshares, Inc.	1,018	17,998
Sierra Bancorp	374	12,222
Simmons First National Corp., Class A	4,830	91,045
SmartFinancial, Inc.	491	18,162
Sound Financial Bancorp, Inc.	98	4,276
South Plains Financial, Inc.	427	16,568
Southern First Bancshares, Inc.*	250	12,880
Southern Missouri Bancorp, Inc.	326	19,273
Southside Bancshares, Inc.	1,016	30,876
SouthState Bank Corp.	31,578	2,971,806
SR Bancorp, Inc. (x)	347	5,462
Stellar Bancorp, Inc.	1,583	48,978
Sterling Bancorp, Inc.(r)*	817	—
Stock Yards Bancorp, Inc.	902	58,585
Texas Capital Bancshares, Inc.*	1,530	138,526
Third Coast Bancshares, Inc.*	408	15,508
Timberland Bancorp, Inc.	189	6,766
Tompkins Financial Corp.	442	32,054
Towne Bank	2,480	82,758
TriCo Bancshares	31,727	1,502,908
Triumph Financial, Inc.*	775	48,538
TrustCo Bank Corp.	681	28,146
Trustmark Corp.	1,781	69,370
UMB Financial Corp.	2,453	282,193
Union Bankshares, Inc.	176	4,176
United Bankshares, Inc.	4,584	176,026
United Community Banks, Inc.	3,971	123,975
United Security Bancshares	541	5,448
Unity Bancorp, Inc.	246	12,723
Univest Financial Corp.	932	30,514
USCB Financial Holdings, Inc.	400	7,368
Valley National Bancorp	16,234	189,613
Virginia National Bankshares Corp.	208	8,289
WaFd, Inc.	2,674	85,648
Washington Trust Bancorp, Inc.	9,368	276,824
WesBanco, Inc.	3,127	103,941
West Bancorp, Inc.	436	9,675
Westamerica Bancorp	812	38,838
Western New England Bancorp, Inc.	583	7,357
WSFS Financial Corp.	51,043	2,819,615

		32,164,395

Capital Markets (1.5%)
Acadian Asset Management, Inc.	881	41,407
AlTi Global, Inc.*	1,396	6,477
Artisan Partners Asset Management, Inc., Class A	2,025	82,499
Bakkt Holdings, Inc., Class A (x)*	346	3,474
BGC Group, Inc., Class A	12,092	107,982
Cohen & Steers, Inc.	932	58,511
Diamond Hill Investment Group, Inc.	66	11,187
DigitalBridge Group, Inc.	6,032	92,531
Donnelley Financial Solutions, Inc.*	836	39,033
Forge Global Holdings, Inc.*	321	14,304
GCM Grosvenor, Inc., Class A	1,737	19,663
Innventure, Inc. (x)*	1,012	4,230
Marex Group plc	1,883	72,232
MarketWise, Inc.	46	691
Miami International Holdings, Inc. (x)*	779	34,572
Moelis & Co., Class A	2,485	170,819
Open Lending Corp.*	4,059	6,291
P10, Inc., Class A	1,822	17,874
Patria Investments Ltd., Class A	2,151	34,179
Perella Weinberg Partners, Class A	2,207	38,181
Piper Sandler Cos.	598	203,147
PJT Partners, Inc., Class A	775	129,580
Rosebank Industries plc*	209,050	986,261
Siebert Financial Corp. (x)*	1,049	3,682
Silvercrest Asset Management Group, Inc., Class A	360	5,468
StepStone Group, Inc., Class A	2,347	150,607
StoneX Group, Inc.*	1,661	158,011
Value Line, Inc.	34	1,307
Victory Capital Holdings, Inc., Class A	16,557	1,044,581
Virtus Investment Partners, Inc.	200	32,630
Webull Corp.*	9,146	71,064
Westwood Holdings Group, Inc.	286	4,922
WisdomTree, Inc. (x)	3,971	48,406

		3,695,803

Consumer Finance (1.6%)
Atlanticus Holdings Corp.*	147	9,842
Bread Financial Holdings, Inc.	39,398	2,916,634
Consumer Portfolio Services, Inc.*	337	3,144
Dave, Inc.*	347	76,829
Encore Capital Group, Inc.*	741	40,273
Enova International, Inc.*	814	127,961
FirstCash Holdings, Inc.	1,329	211,816
Green Dot Corp., Class A*	1,919	24,582
Jefferson Capital, Inc.	277	6,188
LendingClub Corp.*	3,738	70,798
LendingTree, Inc.*	389	20,652
Medallion Financial Corp.	767	7,892
Navient Corp.	2,117	27,521
Nelnet, Inc., Class A	382	50,791
NerdWallet, Inc., Class A*	1,231	16,680
Oportun Financial Corp.*	1,175	6,216

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
OppFi, Inc.	730	$7,636
PRA Group, Inc.*	1,198	21,193
PROG Holdings, Inc.	1,342	39,576
Regional Management Corp.	354	13,717
Upstart Holdings, Inc. (x)*	2,845	124,412
World Acceptance Corp.*	81	11,372

		3,835,725

Financial Services (0.9%)
Acacia Research Corp.*	1,672	6,253
Alerus Financial Corp.	814	18,331
Banco Latinoamericano de Comercio Exterior SA, Class E	964	42,994
Better Home & Finance Holding Co.*	162	5,278
Burford Capital Ltd.	6,941	61,914
Cannae Holdings, Inc.	1,474	23,186
Cantaloupe, Inc.*	1,766	18,755
Cass Information Systems, Inc.	376	15,612
Compass Diversified Holdings	2,353	11,294
Enact Holdings, Inc.	1,001	39,680
Essent Group Ltd.	3,181	206,797
Evertec, Inc.	2,215	64,434
Federal Agricultural Mortgage Corp., Class C	309	54,251
Finance of America Cos., Inc., Class A*	207	5,011
Flywire Corp.*	4,012	56,810
HA Sustainable Infrastructure Capital, Inc.	4,143	130,215
International Money Express, Inc.*	1,037	15,928
Jackson Financial, Inc., Class A	2,327	248,175
loanDepot, Inc., Class A*	3,307	6,846
Marqeta, Inc., Class A*	11,876	56,411
Merchants Bancorp	934	31,812
NCR Atleos Corp.*	2,531	96,456
NewtekOne, Inc.	580	6,583
NMI Holdings, Inc., Class A*	2,654	108,257
Onity Group, Inc.*	228	10,440
Pagseguro Digital Ltd., Class A	5,789	55,806
Payoneer Global, Inc.*	9,644	54,199
Paysafe Ltd.*	1,264	10,226
Paysign, Inc.*	1,436	7,395
PennyMac Financial Services, Inc.	1,004	132,367
Priority Technology Holdings, Inc.*	766	4,175
Radian Group, Inc.	4,506	162,171
Remitly Global, Inc.*	5,540	76,452
Repay Holdings Corp., Class A*	1,855	6,771
Security National Financial Corp., Class A*	512	4,613
Sezzle, Inc. (x)*	542	34,403
StoneCo Ltd., Class A*	8,418	124,502
SWK Holdings Corp.	160	2,752
Triller Group, Inc. (x)*	6,645	213
Velocity Financial, Inc.*	373	7,743
Walker & Dunlop, Inc.	1,085	65,263
Waterstone Financial, Inc.	630	10,427

		2,101,201

Insurance (3.9%)
Abacus Global Management, Inc.	1,255	10,730
American Coastal Insurance Corp.	892	11,266
American Integrity Insurance Group, Inc.*	243	5,062
AMERISAFE, Inc.	690	26,503
Aspen Insurance Holdings Ltd., Class A (x)*	542	20,108
Ategrity Specialty Holdings LLC*	240	5,042
Baldwin Insurance Group, Inc. (The), Class A*	2,405	57,792
Bowhead Specialty Holdings, Inc.*	580	16,553
Citizens, Inc., Class A (x)*	1,539	7,433
CNO Financial Group, Inc.	78,824	3,347,655
Crawford & Co., Class A	556	6,255
Donegal Group, Inc., Class A	633	12,647
eHealth, Inc.*	1,051	4,835
Employers Holdings, Inc.	666	28,751
F&G Annuities & Life, Inc.	1,243	38,347
Fidelis Insurance Holdings Ltd.	1,920	37,574
Genworth Financial, Inc., Class A*	13,626	123,043
GoHealth, Inc., Class A*	172	370
Goosehead Insurance, Inc., Class A	797	58,699
Greenlight Capital Re Ltd., Class A*	1,005	14,653
Hamilton Insurance Group Ltd., Class B*	1,561	43,552
Hanover Insurance Group, Inc. (The)	4,641	848,236
HCI Group, Inc.	367	70,350
Heritage Insurance Holdings, Inc.*	847	24,783
Hippo Holdings, Inc.*	568	17,085
Horace Mann Educators Corp.	61,334	2,832,404
Investors Title Co.	53	13,231
James River Group Holdings, Inc.	1,303	8,287
Kestrel Group Ltd. (x)	180	1,843
Kingstone Cos., Inc.	399	6,715
Kingsway Financial Services, Inc.*	801	10,773
Lemonade, Inc.*	2,031	144,567
MBIA, Inc.*	1,772	12,688
Mercury General Corp.	929	87,382
NI Holdings, Inc.*	358	4,761
Octave Specialty Group, Inc.*	1,741	13,545
Oscar Health, Inc., Class A*	6,592	94,727
Palomar Holdings, Inc.*	881	118,724
ProAssurance Corp.*	1,664	40,202
Root, Inc., Class A*	385	27,809
Safety Insurance Group, Inc.	478	37,241
Selective Insurance Group, Inc.	12,512	1,046,879
Selectquote, Inc.*	5,223	7,364
SiriusPoint Ltd.*	2,639	57,768
Skyward Specialty Insurance Group, Inc.*	1,215	62,099
Slide Insurance Holdings, Inc.*	803	15,642
Stewart Information Services Corp.	957	67,239
Tiptree, Inc., Class A	680	12,424
Trupanion, Inc.*	1,207	45,106
TWFG, Inc., Class A (x)*	229	6,588
United Fire Group, Inc.	769	27,953
Universal Insurance Holdings, Inc.	937	31,671

		9,672,956

Mortgage Real Estate Investment Trusts (REITs) (0.3%)
ACRES Commercial Realty Corp. (REIT)*	256	5,463
Adamas Trust, Inc. (REIT)	3,198	23,345
Advanced Flower Capital, Inc. (REIT)	711	2,026

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Angel Oak Mortgage REIT, Inc. (REIT)	418	$3,599
Apollo Commercial Real Estate Finance, Inc. (REIT)	4,740	45,883
Arbor Realty Trust, Inc. (REIT) (x)	6,526	50,642
Ares Commercial Real Estate Corp. (REIT) (x)	1,283	6,133
ARMOUR Residential REIT, Inc. (REIT) (x)	3,616	63,967
Blackstone Mortgage Trust, Inc. (REIT), Class A	5,380	102,919
BrightSpire Capital, Inc. (REIT), Class A	4,339	24,298
Chicago Atlantic Real Estate Finance, Inc. (REIT)	720	8,827
Chimera Investment Corp. (REIT)	2,713	33,723
Claros Mortgage Trust, Inc. (REIT)*	3,688	11,285
Dynex Capital, Inc. (REIT)	5,033	70,512
Ellington Financial, Inc. (REIT)	3,311	44,963
Franklin BSP Realty Trust, Inc. (REIT)	2,942	29,508
Invesco Mortgage Capital, Inc. (REIT) (x)	2,531	21,286
KKR Real Estate Finance Trust, Inc. (REIT)	1,993	16,383
Ladder Capital Corp. (REIT)	3,738	41,081
Lument Finance Trust, Inc. (REIT) (x)	1,959	2,762
MFA Financial, Inc. (REIT)	3,682	34,280
Nexpoint Real Estate Finance, Inc. (REIT)	352	4,956
Orchid Island Capital, Inc. (REIT) (x)	4,747	34,178
PennyMac Mortgage Investment Trust (REIT)	3,061	38,416
Ready Capital Corp. (REIT) (x)	5,626	12,265
Redwood Trust, Inc. (REIT)	3,927	21,716
Rithm Property Trust, Inc. (REIT)	289	4,794
Seven Hills Realty Trust (REIT)	813	7,236
Sunrise Realty Trust, Inc. (REIT)	328	3,093
TPG Mortgage Investment Trust, Inc. (REIT)	1,219	10,386
TPG RE Finance Trust, Inc. (REIT)	2,095	18,038
Two Harbors Investment Corp. (REIT)	3,341	35,081

		833,044

Total Financials		52,303,124

Health Care (9.6%)
Biotechnology (3.7%)
4D Molecular Therapeutics, Inc.*	1,398	10,485
Abeona Therapeutics, Inc. (x)*	1,554	8,190
Absci Corp. (x)*	4,777	16,672
ACADIA Pharmaceuticals, Inc.*	4,167	111,301
Actuate Therapeutics, Inc.*	711	4,351
ADC Therapeutics SA*	2,966	10,470
ADMA Biologics, Inc.*	7,870	143,549
Agios Pharmaceuticals, Inc.*	1,930	52,535
Akebia Therapeutics, Inc.*	8,995	14,482
Aldeyra Therapeutics, Inc.*	2,048	10,609
Alector, Inc.*	1,679	2,619
Alkermes plc*	5,363	150,057
Allogene Therapeutics, Inc.*	5,657	7,750
Altimmune, Inc.*	2,507	9,050
Amicus Therapeutics, Inc.*	9,753	138,883
AnaptysBio, Inc.*	655	31,754
Anavex Life Sciences Corp.*	3,186	11,342
Anika Therapeutics, Inc.*	323	3,104
Annexon, Inc.*	3,568	17,911
Apogee Therapeutics, Inc.*	1,292	97,520
Arbutus Biopharma Corp.*	5,027	24,180
Arcellx, Inc.*	1,119	72,959
Arcturus Therapeutics Holdings, Inc.*	941	5,768
Arcus Biosciences, Inc.*	2,680	63,864
Arcutis Biotherapeutics, Inc.*	3,628	105,357
Ardelyx, Inc.*	8,452	49,275
ArriVent Biopharma, Inc. (x)*	1,019	20,502
Arrowhead Pharmaceuticals, Inc.*	4,453	295,635
ARS Pharmaceuticals, Inc. (x)*	2,059	23,987
Astria Therapeutics, Inc.*	1,549	20,276
aTyr Pharma, Inc. (x)*	3,140	2,459
Aura Biosciences, Inc.*	1,195	6,513
Aurinia Pharmaceuticals, Inc.*	3,948	62,971
Avidity Biosciences, Inc.*	3,882	280,009
Avita Medical, Inc. (x)*	272	938
Beam Therapeutics, Inc.*	3,132	86,819
Benitec Biopharma, Inc.*	514	6,924
Bicara Therapeutics, Inc.*	942	15,854
BioCryst Pharmaceuticals, Inc.*	6,873	53,609
Biohaven Ltd.*	3,102	35,022
Bridgebio Pharma, Inc.*	5,369	410,675
Bright Minds Biosciences, Inc.*	163	12,721
Candel Therapeutics, Inc. (x)*	1,753	9,904
Capricor Therapeutics, Inc.*	1,261	36,392
Cardiff Oncology, Inc. (x)*	1,845	5,184
CareDx, Inc.*	1,694	31,915
Cartesian Therapeutics, Inc. (x)*	384	2,769
Catalyst Pharmaceuticals, Inc.*	3,931	91,750
Celcuity, Inc.*	1,082	107,919
Celldex Therapeutics, Inc.*	2,130	57,851
CG oncology, Inc.*	1,826	75,816
Cidara Therapeutics, Inc.*	658	145,346
Cogent Biosciences, Inc.*	4,664	165,665
Coherus Oncology, Inc. (x)*	3,363	4,775
Compass Therapeutics, Inc.*	4,360	23,413
Corvus Pharmaceuticals, Inc.*	1,873	14,422
CRISPR Therapeutics AG (x)*	2,895	151,814
Cullinan Therapeutics, Inc.*	2,035	21,062
Cytokinetics, Inc.*	3,912	248,568
Day One Biopharmaceuticals, Inc.*	2,311	21,539
Denali Therapeutics, Inc.*	4,502	74,328
Design Therapeutics, Inc.*	983	9,221
DiaMedica Therapeutics, Inc.*	1,223	9,735
Dianthus Therapeutics, Inc.*	814	33,545
Disc Medicine, Inc.*	863	68,531
Dynavax Technologies Corp.*	3,400	52,292
Dyne Therapeutics, Inc.*	4,242	82,974
Editas Medicine, Inc.*	3,056	6,265
Eledon Pharmaceuticals, Inc.*	2,044	3,086
Emergent BioSolutions, Inc.*	1,890	23,360
Enanta Pharmaceuticals, Inc.*	881	13,893
Entrada Therapeutics, Inc.*	941	9,673
Erasca, Inc.*	5,409	20,121
Fate Therapeutics, Inc.*	4,143	4,071
Fennec Pharmaceuticals, Inc.*	798	6,145
Foghorn Therapeutics, Inc.*	1,017	5,492
Geron Corp.*	16,844	22,234
Gossamer Bio, Inc.*	6,688	20,733

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
GRAIL, Inc.*	1,179	$100,911
Greenwich Lifesciences, Inc. (x)*	334	7,017
Gyre Therapeutics, Inc. (x)*	289	2,040
Heron Therapeutics, Inc. (x)*	4,710	6,123
Humacyte, Inc. (x)*	3,500	3,362
Ideaya Biosciences, Inc.*	2,755	95,240
ImmunityBio, Inc. (x)*	10,512	20,814
Immunome, Inc.*	2,641	56,729
Immunovant, Inc.*	2,259	57,424
Inhibikase Therapeutics, Inc.*	2,749	5,635
Inhibrx Biosciences, Inc.*	300	23,700
Inmune Bio, Inc. (x)*	808	1,260
Intellia Therapeutics, Inc. (x)*	3,599	32,355
Iovance Biotherapeutics, Inc. (x)*	9,618	26,257
Ironwood Pharmaceuticals, Inc., Class A*	5,617	18,929
Jade Biosciences, Inc.	1,541	23,778
Janux Therapeutics, Inc.*	1,418	19,568
KalVista Pharmaceuticals, Inc. (x)*	1,391	22,465
Keros Therapeutics, Inc.*	945	19,240
Kodiak Sciences, Inc.*	1,124	31,427
Korro Bio, Inc. (x)*	258	2,067
Krystal Biotech, Inc.*	824	203,149
Kura Oncology, Inc.*	2,838	29,487
Kymera Therapeutics, Inc.*	1,888	146,905
Larimar Therapeutics, Inc.*	1,858	7,079
Lexeo Therapeutics, Inc.*	2,061	20,466
Madrigal Pharmaceuticals, Inc.*	624	363,380
MannKind Corp.*	10,091	57,216
MapLight Therapeutics, Inc.*	551	9,678
MeiraGTx Holdings plc*	1,610	12,800
MiMedx Group, Inc.*	4,252	28,786
Mineralys Therapeutics, Inc.*	1,559	56,576
Mirum Pharmaceuticals, Inc.*	1,413	111,613
Monopar Therapeutics, Inc.*	142	9,273
Monte Rosa Therapeutics, Inc.*	1,649	25,856
Myriad Genetics, Inc.*	3,309	20,350
Neurogene, Inc. (x)*	436	8,982
Nkarta, Inc.*	2,241	4,146
Novavax, Inc. (x)*	5,232	35,159
Nurix Therapeutics, Inc.*	3,345	63,455
Nuvalent, Inc., Class A*	1,677	168,689
Nuvectis Pharma, Inc.*	572	4,319
Olema Pharmaceuticals, Inc.*	1,957	48,925
Organogenesis Holdings, Inc., Class A*	2,386	12,359
ORIC Pharmaceuticals, Inc. (x)*	1,975	16,156
Oruka Therapeutics, Inc.*	1,284	38,918
Palvella Therapeutics, Inc.*	238	24,911
Perspective Therapeutics, Inc.*	2,407	6,619
Praxis Precision Medicines, Inc.*	756	222,823
Precigen, Inc. (x)*	6,220	26,000
Prime Medicine, Inc. (x)*	3,888	13,491
Protagonist Therapeutics, Inc.*	1,945	169,876
Protalix BioTherapeutics, Inc.*	2,983	5,369
Protara Therapeutics, Inc.*	840	4,477
Prothena Corp. plc*	1,412	13,485
PTC Therapeutics, Inc.*	2,590	196,736
Puma Biotechnology, Inc.*	1,347	8,015
Recursion Pharmaceuticals, Inc., Class A (x)*	12,245	50,082
REGENXBIO, Inc.*	1,607	23,141
Relay Therapeutics, Inc.*	4,972	42,063
Replimune Group, Inc.*	2,428	23,600
Rezolute, Inc.*	2,384	5,626
Rhythm Pharmaceuticals, Inc.*	1,784	190,959
Rigel Pharmaceuticals, Inc.*	605	25,912
Rocket Pharmaceuticals, Inc.*	2,723	9,558
Sana Biotechnology, Inc.*	5,192	21,131
Savara, Inc.*	4,792	28,896
Scholar Rock Holding Corp.*	2,790	122,900
SELLAS Life Sciences Group, Inc. (x)*	3,361	12,671
Sionna Therapeutics, Inc.*	550	22,627
Soleno Therapeutics, Inc.*	1,560	72,228
Solid Biosciences, Inc.*	2,352	13,265
Spyre Therapeutics, Inc.*	2,301	75,381
Stoke Therapeutics, Inc.*	1,479	46,943
Syndax Pharmaceuticals, Inc.*	2,915	61,244
Tango Therapeutics, Inc. (x)*	3,509	31,090
Taysha Gene Therapies, Inc.*	7,627	41,948
Tectonic Therapeutic, Inc. (x)*	386	8,052
Tevogen Bio Holdings, Inc. (x)*	242	80
TG Therapeutics, Inc.*	4,935	147,112
Tonix Pharmaceuticals Holding Corp.*	270	4,217
Travere Therapeutics, Inc.*	2,760	105,460
TriSalus Life Sciences, Inc. (x)*	873	6,094
Twist Bioscience Corp.*	1,986	62,996
Tyra Biosciences, Inc.*	872	22,925
Upstream Bio, Inc.*	1,065	28,915
UroGen Pharma Ltd.*	1,183	27,706
Vanda Pharmaceuticals, Inc.*	1,879	16,573
Vaxcyte, Inc.*	3,786	174,686
Vera Therapeutics, Inc., Class A*	1,861	94,241
Veracyte, Inc.*	2,687	113,123
Verastem, Inc.*	1,896	14,637
Vericel Corp.*	1,643	59,164
Vir Biotechnology, Inc.*	3,231	19,483
Viridian Therapeutics, Inc.*	2,671	83,122
Voyager Therapeutics, Inc.*	2,054	8,072
Xencor, Inc.*	2,305	35,290
Xenon Pharmaceuticals, Inc.*	2,607	116,846
XOMA Royalty Corp.*	322	8,562
Zenas Biopharma, Inc. (x)*	639	23,202
Zymeworks, Inc.*	1,602	42,181

		9,106,623

Health Care Equipment & Supplies (2.4%)
Accuray, Inc.*	4,103	3,383
Acme United Corp. (x)	114	4,595
Alphatec Holdings, Inc.*	3,949	83,087
AngioDynamics, Inc.*	1,364	17,514
Anteris Technologies Global Corp.*	1,291	6,442
Artivion, Inc.*	1,418	64,675
AtriCure, Inc.*	1,595	63,098
Avanos Medical, Inc.*	1,429	16,048
Axogen, Inc.*	1,466	47,982
Beta Bionics, Inc.*	1,307	39,824
Bioventus, Inc., Class A*	1,590	11,830
Butterfly Network, Inc., Class A*	6,789	25,798
CapsoVision, Inc. (x)*	412	4,404
Carlsmed, Inc.*	336	4,150
Ceribell, Inc.*	886	19,430
Cerus Corp.*	7,008	14,436

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
ClearPoint Neuro, Inc.*	918	$12,558
CONMED Corp.	990	40,194
CVRx, Inc.*	489	3,472
Delcath Systems, Inc.*	1,073	10,837
Electromed, Inc.*	236	6,872
Embecta Corp.	2,082	24,734
Enovis Corp.*	1,822	48,538
Envista Holdings Corp.*	143,854	3,123,070
Glaukos Corp.*	1,871	211,255
Haemonetics Corp.*	1,610	129,041
ICU Medical, Inc.*	796	113,565
Inogen, Inc.*	950	6,384
Integer Holdings Corp.*	1,151	90,273
Integra LifeSciences Holdings Corp.*	2,052	25,486
iRadimed Corp.	261	25,390
iRhythm Technologies, Inc.*	1,060	188,086
Kestra Medical Technologies Ltd. (x)*	650	17,238
KORU Medical Systems, Inc.*	1,413	8,210
Lantheus Holdings, Inc.*	2,250	149,737
LeMaitre Vascular, Inc.	677	54,905
LENSAR, Inc.*	365	4,245
LivaNova plc*	1,810	111,369
Lucid Diagnostics, Inc.*	3,835	4,180
Merit Medical Systems, Inc.*	1,957	172,490
Myomo, Inc. (x)*	1,934	1,760
Neogen Corp.*	7,144	49,937
Neuronetics, Inc. (x)*	1,289	1,779
NeuroPace, Inc.*	690	10,654
Novocure Ltd.*	3,221	41,648
Omnicell, Inc.*	1,529	69,264
OraSure Technologies, Inc.*	2,772	6,708
Orthofix Medical, Inc.*	1,356	20,557
OrthoPediatrics Corp.*	659	11,704
Outset Medical, Inc.*	617	2,289
PROCEPT BioRobotics Corp.*	1,736	54,615
Pro-Dex, Inc.*	108	4,156
Pulmonx Corp.*	1,522	3,364
Pulse Biosciences, Inc. (x)*	761	10,449
QuidelOrtho Corp.*	2,255	64,403
RxSight, Inc.*	1,273	13,265
Sanara Medtech, Inc.*	167	3,899
SANUWAVE Health, Inc.*	246	7,341
Semler Scientific, Inc.*	426	6,514
Shoulder Innovations, Inc.*	8	114
SI-BONE, Inc.*	1,372	27,056
Sight Sciences, Inc.*	1,454	11,530
STAAR Surgical Co.*	1,636	37,775
Stereotaxis, Inc.*	853	1,962
Tactile Systems Technology, Inc.*	770	22,330
Tandem Diabetes Care, Inc.*	2,386	52,444
TransMedics Group, Inc.*	1,117	135,883
Treace Medical Concepts, Inc.*	1,841	4,510
UFP Technologies, Inc.*	264	58,616
Utah Medical Products, Inc.	120	6,715
Varex Imaging Corp.*	1,530	17,825

		5,769,891

Health Care Providers & Services (1.3%)
AdaptHealth Corp., Class A*	3,164	31,513
Addus HomeCare Corp.*	594	63,790
agilon health, Inc.*	11,419	7,864
AirSculpt Technologies, Inc.*	535	1,059
Alignment Healthcare, Inc.*	5,675	112,081
AMN Healthcare Services, Inc.*	1,178	18,565
Ardent Health, Inc.*	851	7,514
Astrana Health, Inc.*	1,386	34,387
Aveanna Healthcare Holdings, Inc.*	2,368	19,347
BrightSpring Health Services, Inc.*	3,733	139,801
Brookdale Senior Living, Inc.*	7,816	84,335
Castle Biosciences, Inc.*	1,002	38,978
Clover Health Investments Corp., Class A*	14,492	34,056
Community Health Systems, Inc.*	3,886	12,124
Concentra Group Holdings Parent, Inc.	3,949	77,716
CorVel Corp.*	985	66,655
Cross Country Healthcare, Inc.*	1,248	10,109
DocGo, Inc.*	3,984	3,497
Enhabit, Inc.*	1,610	14,844
Ensign Group, Inc. (The)	1,891	329,412
Fulgent Genetics, Inc.*	738	19,387
GeneDx Holdings Corp., Class A*	639	83,108
Guardant Health, Inc.*	4,102	418,978
Guardian Pharmacy Services, Inc., Class A*	821	24,704
HealthEquity, Inc.*	2,867	262,646
Hims & Hers Health, Inc. (x)*	6,880	223,394
Innovage Holding Corp.*	953	4,946
Joint Corp. (The)*	451	3,933
LifeStance Health Group, Inc.*	5,641	39,713
Nano-X Imaging Ltd. (x)*	1,963	5,496
National HealthCare Corp.	430	58,949
National Research Corp.	330	6,194
NeoGenomics, Inc.*	4,132	48,592
Nutex Health, Inc.*	122	20,084
Omada Health, Inc.*	274	4,324
Oncology Institute, Inc. (The)*	2,023	7,202
OPKO Health, Inc.*	14,645	18,453
Option Care Health, Inc.*	5,375	171,248
Owens & Minor, Inc.*	2,909	8,145
PACS Group, Inc.*	1,487	57,086
Pediatrix Medical Group, Inc.*	2,943	62,951
Pennant Group, Inc. (The)*	1,168	32,879
Privia Health Group, Inc.*	3,947	93,583
Progyny, Inc.*	2,515	64,585
RadNet, Inc.*	2,276	162,393
SBC Medical Group Holdings, Inc. (x)*	1,207	5,202
Select Medical Holdings Corp.	3,534	52,480
Sonida Senior Living, Inc.*	154	5,022
Strata Critical Medical, Inc.*	2,500	12,025
Surgery Partners, Inc.*	2,459	37,992
Talkspace, Inc.*	4,287	15,562
US Physical Therapy, Inc.	486	37,952
Viemed Healthcare, Inc.*	1,017	7,556

		3,184,411

Health Care Technology (0.1%)
Claritev Corp. (x)*	271	11,585
Definitive Healthcare Corp., Class A*	845	2,425
Evolent Health, Inc., Class A*	4,279	17,116
Health Catalyst, Inc.*	2,421	5,786
HealthStream, Inc.	888	20,486
HeartFlow, Inc. (x)*	613	17,869

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
LifeMD, Inc. (x)*	1,411	$4,811
OptimizeRx Corp.*	561	6,878
Phreesia, Inc.*	2,027	34,297
Schrodinger, Inc.*	2,028	36,261
Simulations Plus, Inc.*	616	11,230
Teladoc Health, Inc.*	6,184	43,288
TruBridge, Inc.*	343	7,570
Waystar Holding Corp.*	3,705	121,339

		340,941

Life Sciences Tools & Services (1.0%)
10X Genomics, Inc., Class A*	3,785	61,733
Adaptive Biotechnologies Corp.*	5,098	82,792
Alpha Teknova, Inc.*	1,067	4,055
Azenta, Inc.*	1,319	43,870
BioLife Solutions, Inc.*	1,286	31,095
Bruker Corp.	44,190	2,081,791
Codexis, Inc.*	2,907	4,738
CryoPort, Inc.*	1,749	16,790
Cytek Biosciences, Inc.*	3,911	19,751
Fortrea Holdings, Inc.*	2,957	51,008
Ginkgo Bioworks Holdings, Inc., Class A (x)*	1,384	11,501
Lifecore Biomedical, Inc.*	1,093	8,941
Maravai LifeSciences Holdings, Inc., Class A*	3,055	9,929
MaxCyte, Inc.*	4,124	6,392
Mesa Laboratories, Inc.	200	15,700
Niagen Bioscience, Inc.*	1,791	11,391
OmniAb, Inc.*	3,388	6,268
Pacific Biosciences of California, Inc. (x)*	10,163	19,005
Personalis, Inc.*	1,797	14,304
Quanterix Corp.*	1,465	9,317
Quantum-Si, Inc.*	3,948	4,343
Standard BioTools, Inc.*	8,250	10,560

		2,525,274

Pharmaceuticals (1.1%)
Aardvark Therapeutics, Inc.*	290	3,806
Aclaris Therapeutics, Inc.*	3,120	9,391
Alumis, Inc.*	2,053	20,037
Amneal Pharmaceuticals, Inc.*	4,899	61,727
Amphastar Pharmaceuticals, Inc.*	1,126	30,154
Amylyx Pharmaceuticals, Inc.*	2,967	35,841
ANI Pharmaceuticals, Inc.*	635	50,127
Aquestive Therapeutics, Inc.*	3,146	20,323
Arvinas, Inc.*	2,367	28,073
Atea Pharmaceuticals, Inc.*	2,282	8,147
Avadel Pharmaceuticals plc (ADR)*	3,084	66,460
Axsome Therapeutics, Inc.*	1,387	253,322
BioAge Labs, Inc.*	580	7,673
Biote Corp., Class A*	1,326	3,448
Collegium Pharmaceutical, Inc.*	1,062	49,171
CorMedix, Inc. (x)*	2,595	30,180
Crinetics Pharmaceuticals, Inc.*	3,024	140,767
Edgewise Therapeutics, Inc.*	2,310	57,323
Enliven Therapeutics, Inc.*	1,420	21,868
Esperion Therapeutics, Inc.*	7,761	28,716
Eton Pharmaceuticals, Inc.*	918	15,523
Evolus, Inc.*	1,448	9,629
EyePoint, Inc.*	2,523	46,095
Fulcrum Therapeutics, Inc.*	1,591	17,994
Harmony Biosciences Holdings, Inc.*	1,431	53,548
Harrow, Inc.*	1,038	50,862
Indivior plc*	4,025	144,417
Innoviva, Inc.*	2,232	44,618
Journey Medical Corp. (x)*	657	5,065
LB Pharmaceuticals, Inc.*	594	13,222
LENZ Therapeutics, Inc. (x)*	518	8,288
Ligand Pharmaceuticals, Inc.*	664	125,543
Liquidia Corp.*	2,134	73,602
Maze Therapeutics, Inc.*	665	27,551
MBX Biosciences, Inc.*	941	29,679
MediWound Ltd. (x)*	306	5,649
Mind Medicine MindMed, Inc.*	3,104	41,563
Nuvation Bio, Inc.*	7,997	71,653
Ocular Therapeutix, Inc.*	6,237	75,717
Omeros Corp.*	2,142	36,789
Pacira BioSciences, Inc.*	1,475	38,173
Phathom Pharmaceuticals, Inc.*	1,412	23,425
Phibro Animal Health Corp., Class A	692	25,853
Prestige Consumer Healthcare, Inc.*	1,676	103,392
Rapport Therapeutics, Inc.*	940	28,520
Septerna, Inc.*	792	22,081
SIGA Technologies, Inc.	1,247	7,619
Supernus Pharmaceuticals, Inc.*	1,862	92,541
Tarsus Pharmaceuticals, Inc.*	1,295	106,035
Terns Pharmaceuticals, Inc.*	2,884	116,514
Theravance Biopharma, Inc.*	1,240	23,200
Third Harmonic Bio, Inc.(r)*	857	—
Trevi Therapeutics, Inc.*	2,870	35,932
Tvardi Therapeutics, Inc.*	160	688
WaVe Life Sciences Ltd.*	3,913	66,521
Xeris Biopharma Holdings, Inc.*	5,030	39,486
Zevra Therapeutics, Inc.*	1,856	16,630

		2,570,171

Total Health Care		23,497,311

Industrials (17.6%)
Aerospace & Defense (3.3%)
AAR Corp.*	1,302	107,793
AeroVironment, Inc.*	1,269	306,958
AerSale Corp.*	1,291	9,179
AIRO Group Holdings, Inc.*	243	1,988
Archer Aviation, Inc., Class A*	21,012	158,010
Astronics Corp.*	1,071	58,091
Babcock International Group plc	83,959	1,406,735
Byrna Technologies, Inc.*	674	11,316
Cadre Holdings, Inc.	952	38,880
Ducommun, Inc.*	439	41,762
Eve Holding, Inc.*	3,132	12,497
Firefly Aerospace, Inc. (x)*	674	15,077
Intuitive Machines, Inc. (x)*	3,485	56,562
Kratos Defense & Security Solutions, Inc.*	5,600	425,096
Melrose Industries plc	42,019	333,267
Mercury Systems, Inc.*	1,757	128,279
Moog, Inc., Class A	957	233,077
National Presto Industries, Inc.	186	19,857
Park Aerospace Corp.	557	11,886
QinetiQ Group plc	388,283	2,311,273

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Redwire Corp. (x)*	2,511	$19,084
Satellogic, Inc., Class A*	2,414	4,514
Senior plc	823,110	2,161,328
V2X, Inc.*	788	42,985
Voyager Technologies, Inc., Class A*	427	11,162
VSE Corp.	787	135,970

		8,062,626

Air Freight & Logistics (0.0%)†
Forward Air Corp.*	716	17,900
Hub Group, Inc., Class A	2,046	87,180
Radiant Logistics, Inc.*	885	5,602

		110,682

Building Products (1.8%)
American Woodmark Corp.*	10,012	539,647
Apogee Enterprises, Inc.	698	25,414
AZZ, Inc.	998	106,966
CSW Industrials, Inc.	546	160,267
Gibraltar Industries, Inc.*	1,015	50,182
Griffon Corp.	1,269	93,462
Insteel Industries, Inc.	683	21,631
Janus International Group, Inc.*	4,919	32,170
JELD-WEN Holding, Inc.*	3,265	8,032
Masterbrand, Inc.*	4,124	45,529
Modine Manufacturing Co.*	1,761	235,111
Quanex Building Products Corp.	1,364	20,978
Resideo Technologies, Inc.*	50,568	1,775,948
Tecnoglass, Inc.	880	44,282
UFP Industries, Inc.	9,946	905,583
Zurn Elkay Water Solutions Corp.	5,013	233,054

		4,298,256

Commercial Services & Supplies (1.9%)
ABM Industries, Inc.	2,093	88,534
ACCO Brands Corp.	3,613	13,476
ACV Auctions, Inc., Class A*	5,404	43,340
Brady Corp., Class A	23,031	1,804,939
BrightView Holdings, Inc.*	2,221	28,140
Brink’s Co. (The)	1,398	163,189
Casella Waste Systems, Inc., Class A*	2,107	206,360
Cimpress plc*	534	35,559
CompX International, Inc.	68	1,582
CoreCivic, Inc.*	3,504	66,961
Deluxe Corp.	1,450	32,378
Ennis, Inc.	866	15,597
Enviri Corp.*	2,563	45,929
GEO Group, Inc. (The)*	4,413	71,138
Healthcare Services Group, Inc.*	2,440	46,653
HNI Corp.	2,083	87,569
Interface, Inc., Class A	1,985	55,421
Liquidity Services, Inc.*	824	24,975
MillerKnoll, Inc.	2,363	43,196
Montrose Environmental Group, Inc.*	1,073	26,643
MSA Safety, Inc.	8,679	1,389,855
NL Industries, Inc.	460	2,516
OPENLANE, Inc.*	3,523	104,915
Perma-Fix Environmental Services, Inc.*	555	6,987
Pitney Bowes, Inc.	5,663	59,858
Quad/Graphics, Inc.	1,010	6,333
UniFirst Corp.	494	95,293
Vestis Corp.	4,119	27,474
Virco Mfg. Corp.	456	2,914

		4,597,724

Construction & Engineering (2.1%)
Ameresco, Inc., Class A*	1,104	32,336
Arcosa, Inc.	1,618	172,026
Argan, Inc.	444	139,114
Bowman Consulting Group Ltd., Class A*	458	15,123
Centuri Holdings, Inc.*	2,646	66,811
Concrete Pumping Holdings, Inc.	789	5,294
Construction Partners, Inc., Class A*	1,563	169,664
Dycom Industries, Inc.*	944	318,978
Fluor Corp.*	5,398	213,923
Granite Construction, Inc.	1,487	171,525
Great Lakes Dredge & Dock Corp.*	2,139	28,064
IES Holdings, Inc.*	303	117,873
Legence Corp., Class A*	1,237	53,240
Limbach Holdings, Inc.*	376	29,272
Matrix Service Co.*	867	10,144
MYR Group, Inc.*	507	110,779
NWPX Infrastructure, Inc.*	297	18,560
Orion Group Holdings, Inc.*	1,299	12,912
Primoris Services Corp.	1,820	225,935
Southland Holdings, Inc.*	165	548
Sterling Infrastructure, Inc.*	1,001	306,536
Tutor Perini Corp.	1,506	100,932
Valmont Industries, Inc.	6,887	2,770,778

		5,090,367

Electrical Equipment (2.5%)
Allient, Inc.	450	24,187
American Superconductor Corp.*	1,533	44,120
Amprius Technologies, Inc.*	3,782	29,840
Array Technologies, Inc.*	5,092	46,948
Atkore, Inc.	1,161	73,433
Bloom Energy Corp., Class A*	7,318	635,861
EnerSys	6,580	965,615
Enovix Corp. (x)*	5,903	43,151
Eos Energy Enterprises, Inc. (x)*	10,510	120,445
Fluence Energy, Inc., Class A (x)*	2,136	42,250
Hyliion Holdings Corp.*	3,025	5,566
KULR Technology Group, Inc. (x)*	1,135	3,360
LSI Industries, Inc.	953	17,459
NANO Nuclear Energy, Inc. (x)*	1,342	32,221
Net Power, Inc.*	896	2,043
Nextpower, Inc., Class A*	4,899	426,752
NuScale Power Corp., Class A (x)*	4,160	58,947
Plug Power, Inc. (x)*	37,632	74,135
Powell Industries, Inc. (x)	325	103,604
Power Solutions International, Inc.*	313	17,885
Preformed Line Products Co.	72	14,883
Regal Rexnord Corp.	20,763	2,913,464
Shoals Technologies Group, Inc., Class A*	5,773	49,070
SKYX Platforms Corp. (x)*	1,404	3,047
SunPower, Inc. (x)*	2,593	4,071
Sunrun, Inc.*	7,496	137,926
T1 Energy, Inc.*	4,442	29,673
Thermon Group Holdings, Inc.*	1,067	39,650

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Vicor Corp.*	769	$84,282

		6,043,888

Ground Transportation (0.4%)
ArcBest Corp.	751	55,717
Covenant Logistics Group, Inc., Class A	461	10,160
FTAI Infrastructure, Inc.	3,446	15,886
Heartland Express, Inc.	1,284	11,595
Hertz Global Holdings, Inc. (x)*	4,459	22,919
Knight-Swift Transportation Holdings, Inc., Class A	12,519	654,493
Marten Transport Ltd.	1,645	18,720
PAMT Corp.*	268	3,237
Proficient Auto Logistics, Inc. (x)*	686	6,613
RXO, Inc.*	14,681	185,568
Universal Logistics Holdings, Inc.	234	3,555
Werner Enterprises, Inc.	2,002	60,080

		1,048,543

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A (x)	780	27,986

Machinery (4.1%)
3D Systems Corp.*	5,273	9,333
Aebi Schmidt Holding AG	1,385	17,520
AirJoule Technologies Corp.*	1,001	3,944
Alamo Group, Inc.	353	59,258
Albany International Corp., Class A	961	48,723
Alliance Laundry Holdings, Inc.*	1,364	27,757
Astec Industries, Inc.	820	35,522
Atmus Filtration Technologies, Inc.	2,849	147,892
Blue Bird Corp.*	1,084	50,948
CECO Environmental Corp.*	970	58,054
Chart Industries, Inc.*	1,516	312,645
Columbus McKinnon Corp.	1,017	17,543
Douglas Dynamics, Inc.	718	23,443
Eastern Co. (The)	217	4,273
Energy Recovery, Inc.*	1,672	22,555
Enerpac Tool Group Corp., Class A	1,725	65,964
Enpro, Inc.	717	153,531
ESCO Technologies, Inc.	866	169,208
Federal Signal Corp.	2,012	218,483
Franklin Electric Co., Inc.	1,260	120,368
Gates Industrial Corp. plc*	126,731	2,720,915
Gencor Industries, Inc.*	464	6,013
Gorman-Rupp Co. (The)	720	34,380
Graham Corp.*	359	23,059
Greenbrier Cos., Inc. (The)	995	46,506
Helios Technologies, Inc.	1,121	59,962
Hillenbrand, Inc.	2,330	73,908
Hillman Solutions Corp.*	6,898	59,737
Hyster-Yale, Inc.	442	13,132
JBT Marel Corp.	1,755	264,426
Kadant, Inc.	390	111,158
Kennametal, Inc.	2,564	72,843
L B Foster Co., Class A*	384	10,349
Lindsay Corp.	371	43,730
Luxfer Holdings plc	1,050	14,207
Manitowoc Co., Inc. (The)*	1,000	11,990
Mayville Engineering Co., Inc.*	486	9,098
Microvast Holdings, Inc.*	7,120	19,936
Middleby Corp. (The)*	10,818	1,608,312
Miller Industries, Inc.	427	15,957
Mueller Water Products, Inc., Class A	67,039	1,596,869
Omega Flex, Inc.	149	4,387
Oshkosh Corp.	4,796	602,521
Palladyne AI Corp. (x)*	913	3,889
Park-Ohio Holdings Corp.	369	7,727
Proto Labs, Inc.*	812	41,079
REV Group, Inc.	1,631	99,181
Richtech Robotics, Inc., Class B*	5,012	16,189
SPX Technologies, Inc.*	1,618	323,697
Standex International Corp.	396	86,043
Tennant Co.	650	47,905
Terex Corp.	2,125	113,432
Titan International, Inc.*	1,699	13,303
Trinity Industries, Inc.	2,785	73,635
Wabash National Corp.	1,087	9,403
Watts Water Technologies, Inc., Class A	921	254,214
Worthington Enterprises, Inc.	1,077	55,541

		10,135,597

Marine Transportation (0.1%)
Costamare Bulkers Holdings Ltd.*	325	5,008
Costamare, Inc.	1,629	25,722
Genco Shipping & Trading Ltd.	1,027	18,928
Himalaya Shipping Ltd.	1,210	11,011
Matson, Inc.	1,052	129,975
Pangaea Logistics Solutions Ltd.	996	6,852
Safe Bulkers, Inc.	1,418	6,835

		204,331

Passenger Airlines (0.2%)
Allegiant Travel Co.*	500	42,635
Frontier Group Holdings, Inc.*	2,999	14,125
JetBlue Airways Corp.*	9,888	44,990
Joby Aviation, Inc.*	16,314	215,345
SkyWest, Inc.*	1,361	136,658
Sun Country Airlines Holdings, Inc.*	1,563	22,492

		476,245

Professional Services (0.7%)
Alight, Inc., Class A	15,091	29,427
Asure Software, Inc.*	830	7,819
Barrett Business Services, Inc.	861	31,177
BlackSky Technology, Inc., Class A (x)*	1,127	21,131
CBIZ, Inc.*	1,626	82,032
Conduent, Inc.*	6,227	11,956
CRA International, Inc.	225	45,156
CSG Systems International, Inc.	952	73,009
Exponent, Inc.	1,728	120,027
Falcon’s Beyond Global, Inc., Class A (x)*	477	7,160
First Advantage Corp.*	2,510	36,470
Forrester Research, Inc.*	473	3,841
Franklin Covey Co.*	446	7,484
HireQuest, Inc.	236	2,480
Huron Consulting Group, Inc.*	579	100,115
IBEX Holdings Ltd.*	343	13,096
ICF International, Inc.	630	53,739
Innodata, Inc.*	997	50,797
Insperity, Inc.	1,173	45,419

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Kelly Services, Inc., Class A	1,215	$10,692
Kforce, Inc.	535	16,542
Korn Ferry	1,763	116,393
Legalzoom.com, Inc.*	3,963	39,353
Maximus, Inc.	1,928	166,425
Mistras Group, Inc.*	401	5,073
Planet Labs PBC*	7,921	156,202
RCM Technologies, Inc.*	197	4,028
Resolute Holdings Management, Inc. (x)*	146	30,139
Resources Connection, Inc.	1,162	5,856
Skillsoft Corp.*	301	2,799
Spire Global, Inc. (x)*	945	7,087
TIC Solutions, Inc.*	6,650	67,231
TriNet Group, Inc.	977	57,770
TrueBlue, Inc.*	1,267	5,765
TTEC Holdings, Inc.*	825	2,970
Upwork, Inc.*	4,248	84,195
Verra Mobility Corp., Class A*	5,302	118,818
Willdan Group, Inc.*	462	47,891

		1,687,564

Trading Companies & Distributors (0.5%)
Alta Equipment Group, Inc.	939	4,319
BlueLinx Holdings, Inc.*	244	14,989
Boise Cascade Co.	1,296	95,386
Custom Truck One Source, Inc.*	1,990	11,462
Distribution Solutions Group, Inc.*	278	7,614
DNOW, Inc.*	6,365	84,336
DXP Enterprises, Inc.*	448	49,186
EVI Industries, Inc.	209	5,150
GATX Corp.	1,203	204,029
Global Industrial Co.	539	15,750
Herc Holdings, Inc.	1,092	162,031
Hudson Technologies, Inc.*	1,218	8,343
Karat Packaging, Inc.	208	4,695
McGrath RentCorp	2,021	212,064
NPK International, Inc.*	2,619	31,218
Rush Enterprises, Inc., Class A	2,012	108,527
Rush Enterprises, Inc., Class B	317	17,835
Titan Machinery, Inc.*	794	11,942
Transcat, Inc.*	346	19,629
Willis Lease Finance Corp.	99	13,428
Xometry, Inc., Class A (x)*	1,426	84,804

		1,166,737

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.*	929	8,333

Total Industrials		42,958,879

Information Technology (12.6%)
Communications Equipment (0.4%)
ADTRAN Holdings, Inc.*	2,755	23,941
Applied Optoelectronics, Inc. (x)*	2,103	73,311
Aviat Networks, Inc.*	434	9,279
BK Technologies Corp.*	97	7,235
Calix, Inc.*	2,001	105,913
Clearfield, Inc.*	366	10,669
CommScope Holding Co., Inc.*	7,463	135,304
Digi International, Inc.*	1,203	52,078
Extreme Networks, Inc.*	4,420	73,593
Harmonic, Inc.*	3,625	35,851
Inseego Corp. (x)*	554	5,690
NETGEAR, Inc.*	818	20,065
NetScout Systems, Inc.*	2,317	62,698
Ribbon Communications, Inc.*	3,619	10,423
Viasat, Inc.*	4,094	141,079
Viavi Solutions, Inc.*	7,607	135,557

		902,686

Electronic Equipment, Instruments & Components (4.2%)
908 Devices, Inc. (x)*	903	4,741
Advanced Energy Industries, Inc.	1,266	265,062
Aeva Technologies, Inc.*	1,107	14,701
Arlo Technologies, Inc.*	3,520	49,245
Badger Meter, Inc.	988	172,317
Bel Fuse, Inc., Class A	43	6,527
Bel Fuse, Inc., Class B	361	61,237
Belden, Inc.	1,302	151,748
Benchmark Electronics, Inc.	60,702	2,595,617
Climb Global Solutions, Inc.	126	12,952
CTS Corp.	866	37,125
Daktronics, Inc.*	1,327	26,235
ePlus, Inc.	903	79,193
Evolv Technologies Holdings, Inc.*	5,050	36,158
Fabrinet*	1,214	552,710
Frequency Electronics, Inc.*	230	12,383
Insight Enterprises, Inc.*	1,003	81,714
Itron, Inc.*	1,547	143,654
Kimball Electronics, Inc.*	807	22,451
Knowles Corp.*	26,788	574,067
Methode Electronics, Inc.	1,199	7,961
MicroVision, Inc. (x)*	7,782	6,444
Mirion Technologies, Inc., Class A*	8,109	189,913
M-Tron Industries, Inc.*	117	6,227
Napco Security Technologies, Inc.	1,180	49,206
Neonode, Inc.*	370	644
nLight, Inc.*	1,625	60,954
Novanta, Inc.*	1,231	146,477
OSI Systems, Inc.*	544	138,753
Ouster, Inc.*	1,833	39,666
Oxford Instruments plc	27,314	754,767
PC Connection, Inc.	338	19,523
Plexus Corp.*	908	133,476
Powerfleet, Inc.*	3,766	20,035
Red Cat Holdings, Inc. (x)*	3,171	25,146
Richardson Electronics Ltd.	526	5,723
Rogers Corp.*	583	53,385
Sanmina Corp.*	1,757	263,673
ScanSource, Inc.*	704	27,498
TTM Technologies, Inc.*	3,459	238,671
Vishay Intertechnology, Inc.	4,185	60,641
Vishay Precision Group, Inc.*	431	16,593
Vontier Corp.	85,188	3,167,290
Vuzix Corp. (x)*	2,210	8,354

		10,340,857

IT Services (0.3%)
Applied Digital Corp. (x)*	7,992	195,964
ASGN, Inc.*	1,453	69,991
Backblaze, Inc., Class A*	1,691	7,880
BigBear.ai Holdings, Inc. (x)*	14,536	78,494
Commerce.com, Inc.*	2,000	8,240

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Crexendo, Inc.*	790	$5,111
CSP, Inc.	407	5,087
DigitalOcean Holdings, Inc.*	2,307	111,013
Fastly, Inc., Class A*	4,596	46,787
Grid Dynamics Holdings, Inc.*	2,299	20,760
Hackett Group, Inc. (The)	930	18,256
Information Services Group, Inc.	815	4,711
Rackspace Technology, Inc. (x)*	2,744	2,664
TSS, Inc. (x)*	657	4,645
Tucows, Inc., Class A*	109	2,444
Unisys Corp.*	2,335	6,445
VTEX, Class A*	2,039	7,667
Whitefiber, Inc. (x)*	339	5,356

		601,515

Semiconductors & Semiconductor Equipment (3.6%)
ACM Research, Inc., Class A*	1,737	68,525
Aehr Test Systems*	967	19,524
Aeluma, Inc.*	326	5,597
Alpha & Omega Semiconductor Ltd.*	912	18,067
Ambarella, Inc.*	1,344	95,209
Ambiq Micro, Inc.*	149	4,246
Atomera, Inc. (x)*	963	2,128
Axcelis Technologies, Inc.*	1,034	83,072
Blaize Holdings, Inc. (x)*	2,142	4,177
CEVA, Inc.*	902	19,411
Cohu, Inc.*	1,471	34,230
Credo Technology Group Holding Ltd.*	5,152	741,321
Diodes, Inc.*	1,514	74,701
FormFactor, Inc.*	2,588	144,359
Ichor Holdings Ltd.*	1,247	22,982
Impinj, Inc.*	909	158,175
indie Semiconductor, Inc., Class A (x)*	5,874	20,735
Kopin Corp. (x)*	5,171	12,100
Kulicke & Soffa Industries, Inc.	1,695	77,224
MaxLinear, Inc., Class A*	2,878	50,164
MKS, Inc.	20,111	3,213,738
Navitas Semiconductor Corp., Class A*	5,303	37,863
NVE Corp.	179	10,620
Onto Innovation, Inc.*	14,260	2,251,084
PDF Solutions, Inc.*	1,011	28,844
Penguin Solutions, Inc.*	1,656	32,391
Photronics, Inc.*	1,863	59,616
Power Integrations, Inc.	1,939	68,912
Rambus, Inc.*	3,622	332,826
Rigetti Computing, Inc.*	10,720	237,448
Semtech Corp.*	2,909	214,364
Silicon Laboratories, Inc.*	1,089	142,332
SiTime Corp.*	725	256,063
SkyWater Technology, Inc.*	1,105	20,067
Synaptics, Inc.*	1,314	97,262
Ultra Clean Holdings, Inc.*	1,582	40,072
Veeco Instruments, Inc.*	1,886	53,902

		8,753,351

Software (3.8%)
8x8, Inc.*	4,741	9,340
A10 Networks, Inc.	2,338	41,359
ACI Worldwide, Inc.*	84,805	4,054,527
Adeia, Inc.	3,584	61,824
Agilysys, Inc.*	849	100,895
Airship AI Holdings, Inc. (x)*	966	2,792
Alarm.com Holdings, Inc.*	1,574	80,305
Alkami Technology, Inc.*	2,239	51,654
Amplitude, Inc., Class A*	3,226	37,357
Appian Corp., Class A*	1,331	47,144
Arteris, Inc.*	1,126	17,453
Asana, Inc., Class A*	2,956	40,527
AudioEye, Inc.*	271	2,707
AvePoint, Inc.*	4,912	68,228
Bit Digital, Inc.*	10,741	20,300
Bitdeer Technologies Group, Class A (x)*	3,228	36,186
Blackbaud, Inc.*	1,280	81,050
BlackLine, Inc.*	1,789	98,914
Blend Labs, Inc., Class A*	6,374	19,377
Box, Inc., Class A*	4,715	141,026
Braze, Inc., Class A*	2,898	99,372
C3.ai, Inc., Class A (x)*	4,369	58,894
Cerence, Inc.*	1,186	12,678
Chaince Digital Holdings, Inc. (x)*	1,176	5,845
Cipher Mining, Inc. (x)*	10,905	160,958
Cleanspark, Inc. (x)*	9,171	92,810
Clear Secure, Inc., Class A	2,897	101,627
Clearwater Analytics Holdings, Inc., Class A*	9,383	226,318
Commvault Systems, Inc.*	1,489	186,661
Consensus Cloud Solutions, Inc.*	653	14,248
Core Scientific, Inc.*	9,663	140,693
CS Disco, Inc.*	1,040	8,070
Daily Journal Corp. (x)*	38	18,518
Digimarc Corp. (x)*	578	3,792
Digital Turbine, Inc.*	3,461	17,305
Domo, Inc., Class B*	1,032	8,700
D-Wave Quantum, Inc. (x)*	11,244	294,031
eGain Corp.*	715	7,357
EverCommerce, Inc.*	373	4,517
Expensify, Inc., Class A*	2,056	3,105
Five9, Inc.*	2,517	50,466
Freshworks, Inc., Class A*	6,837	83,753
Hut 8 Corp.*	3,252	149,397
I3 Verticals, Inc., Class A (x)*	823	20,731
Intapp, Inc.*	1,915	87,745
InterDigital, Inc.	873	277,946
Jamf Holding Corp.*	2,772	36,064
Kaltura, Inc.*	3,651	5,988
Life360, Inc.*	687	44,064
LiveRamp Holdings, Inc.*	2,170	63,733
MARA Holdings, Inc. (x)*	12,569	112,870
Mitek Systems, Inc.*	1,587	16,743
N-able, Inc.*	2,160	16,157
NCR Voyix Corp.*	4,777	48,725
NextNav, Inc.*	3,301	54,929
ON24, Inc.*	1,375	10,945
OneSpan, Inc.	1,361	17,475
Ooma, Inc.*	1,003	11,765
Pagaya Technologies Ltd., Class A*	1,643	34,339
PagerDuty, Inc.*	3,090	40,510
PAR Technology Corp.*	1,300	47,164
Porch Group, Inc.*	2,870	26,203
Progress Software Corp.*	1,411	60,617
Q2 Holdings, Inc.*	2,086	150,526

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Qualys, Inc.*	1,227	$163,068
Rapid7, Inc.*	2,244	34,109
Red Violet, Inc.	344	19,591
ReposiTrak, Inc. (x)	296	3,661
Rezolve AI plc (x)*	6,639	17,062
Rimini Street, Inc.*	1,038	4,027
Riot Platforms, Inc. (x)*	11,879	150,507
SEMrush Holdings, Inc., Class A*	1,838	21,854
Silvaco Group, Inc.*	361	1,462
SoundHound AI, Inc., Class A (x)*	12,425	123,877
SoundThinking, Inc.*	440	3,533
Sprinklr, Inc., Class A*	3,555	27,658
Sprout Social, Inc., Class A*	1,908	21,503
SPS Commerce, Inc.*	1,258	112,126
Synchronoss Technologies, Inc.*	151	1,293
Telos Corp.*	1,654	8,435
Tenable Holdings, Inc.*	4,150	97,649
Terawulf, Inc. (x)*	10,206	117,267
Varonis Systems, Inc.*	3,850	126,280
Vertex, Inc., Class A*	2,349	46,909
Via Transportation, Inc., Class A*	325	9,428
Viant Technology, Inc., Class A*	614	7,393
Weave Communications, Inc.*	2,064	15,666
WM Technology, Inc.*	3,549	2,928
Workiva, Inc., Class A*	1,683	145,159
Xperi, Inc.*	1,283	7,518
Yext, Inc.*	3,209	25,865
Zeta Global Holdings Corp., Class A*	6,235	126,882

		9,390,029

Technology Hardware, Storage & Peripherals (0.3%)
CompoSecure, Inc., Class A*	1,929	37,191
Corsair Gaming, Inc.*	1,529	9,082
CPI Card Group, Inc.*	187	2,745
Diebold Nixdorf, Inc.*	867	58,861
Eastman Kodak Co.*	1,594	13,485
Immersion Corp.	1,086	7,385
IonQ, Inc. (x)*	11,359	509,678
Quantum Computing, Inc. (x)*	6,754	69,296
Turtle Beach Corp.*	392	5,500
Xerox Holdings Corp.	4,504	10,675

		723,898

Total Information Technology		30,712,336

Materials (6.7%)
Chemicals (3.6%)
AdvanSix, Inc.	903	15,622
American Vanguard Corp.*	1,172	4,477
Arq, Inc.*	1,204	3,937
Ashland, Inc.	32,147	1,886,064
ASP Isotopes, Inc.*	2,648	14,167
Aspen Aerogels, Inc.*	2,243	6,348
Avient Corp.	85,519	2,671,614
Balchem Corp.	1,115	170,996
Cabot Corp.	1,749	115,924
Chemours Co. (The)	4,988	58,809
Core Molding Technologies, Inc.*	341	6,837
Ecovyst, Inc.*	3,640	35,417
Elementis plc	1,342,387	3,003,721
Flotek Industries, Inc.*	505	8,701
Hawkins, Inc.	647	91,913
HB Fuller Co.	1,860	110,596
Ingevity Corp.*	1,219	72,140
Innospec, Inc.	758	58,017
Intrepid Potash, Inc.*	386	10,704
Koppers Holdings, Inc.	640	17,331
Kronos Worldwide, Inc.	966	4,270
LSB Industries, Inc.*	1,920	16,320
Mativ Holdings, Inc.	1,784	21,676
Minerals Technologies, Inc.	1,059	64,546
Orion SA	1,805	9,530
Perimeter Solutions, Inc.*	4,670	128,565
PureCycle Technologies, Inc. (x)*	4,058	34,858
Quaker Chemical Corp.	442	60,691
Rayonier Advanced Materials, Inc.*	2,486	14,643
Sensient Technologies Corp.	1,442	135,476
Solesence, Inc.*	878	1,400
Stepan Co.	614	29,079
Trinseo plc (x)	1,366	679
Tronox Holdings plc	4,577	19,086
Valhi, Inc.	115	1,386

		8,905,540

Construction Materials (0.1%)
Knife River Corp.*	1,889	132,891
Smith-Midland Corp.*	40	1,454
Titan America SA	841	13,860
United States Lime & Minerals, Inc.	383	45,860

		194,065

Containers & Packaging (0.1%)
Ardagh Metal Packaging SA	5,271	21,611
Greif, Inc., Class A	865	58,560
Greif, Inc., Class B	152	11,353
Myers Industries, Inc.	1,141	21,360
O-I Glass, Inc.*	5,228	77,165
Ranpak Holdings Corp., Class A*	1,818	9,835
TriMas Corp.	1,057	37,471

		237,355

Metals & Mining (2.6%)
Alpha Metallurgical Resources, Inc.*	400	79,952
American Battery Technology Co.*	3,651	12,194
Ascent Industries Co.*	361	5,844
Caledonia Mining Corp. plc	595	15,571
Century Aluminum Co.*	1,739	68,134
Coeur Mining, Inc.*	21,501	383,363
Commercial Metals Co.	39,138	2,709,132
Compass Minerals International, Inc.*	1,251	24,570
Constellium SE*	4,579	86,314
Contango ORE, Inc.*	350	9,243
Critical Metals Corp. (x)*	1,484	10,299
Dakota Gold Corp.*	3,248	18,449
Ferroglobe plc	4,418	20,499
Friedman Industries, Inc.	277	5,676
Hecla Mining Co.	21,351	409,726
Idaho Strategic Resources, Inc.*	470	18,941
Ivanhoe Electric, Inc.*	3,547	56,681
Kaiser Aluminum Corp.	529	60,761
Lifezone Metals Ltd.*	592	2,528
Materion Corp.	704	87,521
Metallus, Inc.*	1,104	18,945
NioCorp Developments Ltd.*	3,536	18,741

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Novagold Resources, Inc.*	10,096	$94,095
Olympic Steel, Inc.	367	15,702
Perpetua Resources Corp.*	2,858	69,192
Ramaco Resources, Inc., Class A*	1,354	24,372
Ryerson Holding Corp.	60,318	1,517,601
SSR Mining, Inc.*	6,951	152,366
SunCoke Energy, Inc.	2,526	18,187
Tredegar Corp.*	1,082	7,769
United States Antimony Corp.*	4,384	22,008
US Gold Corp.*	422	8,191
USA Rare Earth, Inc.*	2,944	35,034
Vox Royalty Corp.	1,593	7,551
Warrior Met Coal, Inc.	1,760	155,179
Worthington Steel, Inc.	1,049	36,316

		6,286,647

Paper & Forest Products (0.3%)
Clearwater Paper Corp.*	626	10,892
Louisiana-Pacific Corp.	9,883	798,151
Magnera Corp.*	1,170	17,714
Sylvamo Corp.	1,134	54,602

		881,359

Total Materials		16,504,966

Real Estate (3.3%)
Diversified REITs (0.2%)
Alexander & Baldwin, Inc. (REIT)	2,360	48,710
Alpine Income Property Trust, Inc. (REIT)	334	5,584
American Assets Trust, Inc. (REIT)	1,903	36,024
Armada Hoffler Properties, Inc. (REIT)	2,784	18,430
Broadstone Net Lease, Inc. (REIT)	6,512	113,113
CTO Realty Growth, Inc. (REIT)	1,033	19,018
Essential Properties Realty Trust, Inc. (REIT)	6,665	197,684
Gladstone Commercial Corp. (REIT)	1,530	16,325
Global Net Lease, Inc. (REIT)	6,660	57,276
Modiv Industrial, Inc. (REIT), Class C (x)	320	4,605
NexPoint Diversified Real Estate Trust (REIT)	1,643	6,293

		523,062

Health Care REITs (0.4%)
American Healthcare REIT, Inc. (REIT)	5,727	269,513
CareTrust REIT, Inc. (REIT)	7,613	275,286
Community Healthcare Trust, Inc. (REIT)	962	15,796
Diversified Healthcare Trust (REIT)	7,270	35,260
Global Medical REIT, Inc. (REIT)	427	14,407
LTC Properties, Inc. (REIT)	1,601	55,042
National Health Investors, Inc. (REIT)	1,570	119,901
Sabra Health Care REIT, Inc. (REIT)	7,895	149,531
Sila Realty Trust, Inc. (REIT)	1,788	41,678
Strawberry Fields REIT, Inc. (REIT)	293	3,838
Universal Health Realty Income Trust (REIT)	462	18,115

		998,367

Hotel & Resort REITs (0.2%)
Apple Hospitality REIT, Inc. (REIT)	7,685	91,067
Braemar Hotels & Resorts, Inc. (REIT)	1,153	3,309
Chatham Lodging Trust (REIT)	1,459	9,936
DiamondRock Hospitality Co. (REIT)	6,856	61,430
Pebblebrook Hotel Trust (REIT)	4,215	47,714
RLJ Lodging Trust (REIT)	4,169	31,059
Ryman Hospitality Properties, Inc. (REIT)	2,099	198,607
Service Properties Trust (REIT)	4,618	8,497
Summit Hotel Properties, Inc. (REIT)	4,063	19,787
Sunstone Hotel Investors, Inc. (REIT)	6,392	57,144
Xenia Hotels & Resorts, Inc. (REIT)	3,299	46,648

		575,198

Industrial REITs (0.3%)
Industrial Logistics Properties Trust (REIT)	1,772	9,817
Innovative Industrial Properties, Inc. (REIT)	937	44,376
LXP Industrial Trust (REIT)	1,991	98,714
One Liberty Properties, Inc. (REIT)	547	11,099
Plymouth Industrial REIT, Inc. (REIT)	1,418	31,026
STAG Industrial, Inc. (REIT)	10,460	384,509
Terreno Realty Corp. (REIT)	3,432	201,493

		781,034

Office REITs (0.2%)
Brandywine Realty Trust (REIT)	5,194	15,166
City Office REIT, Inc. (REIT)	1,002	7,004
COPT Defense Properties (REIT)	3,853	107,113
Douglas Emmett, Inc. (REIT)	4,645	51,049
Easterly Government Properties, Inc. (REIT), Class A	1,499	31,764
Empire State Realty Trust, Inc. (REIT), Class A	4,908	32,000
Franklin Street Properties Corp. (REIT)	4,251	4,021
Hudson Pacific Properties, Inc. (REIT)*	1,695	18,357
JBG SMITH Properties (REIT)	1,882	32,013
NET Lease Office Properties (REIT)	583	15,036
Peakstone Realty Trust (REIT)	1,420	20,377
Piedmont Realty Trust, Inc. (REIT)	4,275	35,653
Postal Realty Trust, Inc. (REIT), Class A	804	12,977
SL Green Realty Corp. (REIT)	2,366	108,528

		491,058

Real Estate Management & Development (0.3%)
American Realty Investors, Inc.*	2	32
Anywhere Real Estate, Inc.*	3,437	48,668
Compass, Inc., Class A*	16,491	174,310
Cushman & Wakefield Ltd.*	6,741	109,137
Douglas Elliman, Inc.*	2,600	6,162
eXp World Holdings, Inc. (x)	2,891	26,164
Forestar Group, Inc.*	625	15,394
FRP Holdings, Inc.*	447	10,187
Kennedy-Wilson Holdings, Inc.	4,267	41,262
Marcus & Millichap, Inc.	825	22,514
Maui Land & Pineapple Co., Inc.*	332	5,624
Newmark Group, Inc., Class A	4,969	86,162
RE/MAX Holdings, Inc., Class A*	778	5,905
Real Brokerage, Inc. (The)*	4,091	14,932
RMR Group, Inc. (The), Class A	654	9,745
Seaport Entertainment Group, Inc. (x)*	240	4,745

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
St Joe Co. (The)	1,292	$76,706
Stratus Properties, Inc.*	244	5,900
Tejon Ranch Co.*	772	12,174
Transcontinental Realty Investors, Inc.*	56	3,283

		679,006

Residential REITs (0.7%)
Apartment Investment and Management Co. (REIT), Class A	4,949	29,397
BRT Apartments Corp. (REIT)	500	7,350
Centerspace (REIT)	551	36,763
Clipper Realty, Inc. (REIT)	606	2,315
Elme Communities (REIT)	2,932	51,017
Independence Realty Trust, Inc. (REIT)	78,904	1,379,242
NexPoint Residential Trust, Inc. (REIT)	793	23,869
UMH Properties, Inc. (REIT)	2,834	45,089
Veris Residential, Inc. (REIT)	2,212	32,914

		1,607,956

Retail REITs (0.8%)
Acadia Realty Trust (REIT)	4,438	91,157
Alexander’s, Inc. (REIT)	82	17,871
CBL & Associates Properties, Inc. (REIT)	600	22,200
Curbline Properties Corp. (REIT)	3,235	75,084
FrontView REIT, Inc. (REIT)	705	10,406
Getty Realty Corp. (REIT)	1,787	48,910
InvenTrust Properties Corp. (REIT)	2,645	74,615
Kite Realty Group Trust (REIT)	43,628	1,045,763
Macerich Co. (The) (REIT)	8,451	156,005
NETSTREIT Corp. (REIT) (x)	2,757	48,634
Phillips Edison & Co., Inc. (REIT)	4,333	154,125
Saul Centers, Inc. (REIT)	340	10,720
SITE Centers Corp. (REIT)	1,752	11,248
Tanger, Inc. (REIT)	3,779	126,105
Urban Edge Properties (REIT)	4,364	83,745
Whitestone REIT (REIT)	1,413	19,627

		1,996,215

Specialized REITs (0.2%)
Farmland Partners, Inc. (REIT)	1,217	11,793
Four Corners Property Trust, Inc. (REIT)	3,418	78,819
Gladstone Land Corp. (REIT)	972	8,894
Outfront Media, Inc. (REIT)	4,991	120,283
PotlatchDeltic Corp. (REIT)	2,544	101,200
Safehold, Inc. (REIT)	1,836	25,135
Smartstop Self Storage REIT, Inc. (REIT)	1,015	31,404

		377,528

Total Real Estate		8,029,424

Utilities (1.8%)
Electric Utilities (0.7%)
Genie Energy Ltd., Class B	768	10,583
Hawaiian Electric Industries, Inc.*	5,909	72,681
IDACORP, Inc.	5,290	669,502
MGE Energy, Inc.	1,215	95,280
Oklo, Inc., Class A*	3,654	262,211
Otter Tail Corp.	1,324	106,993
Portland General Electric Co.	3,776	181,210
TXNM Energy, Inc.	3,349	197,189

		1,595,649

Gas Utilities (0.4%)
Brookfield Infrastructure Corp., Class A	4,070	184,778
Chesapeake Utilities Corp.	786	98,061
New Jersey Resources Corp.	3,352	154,594
Northwest Natural Holding Co.	1,355	63,333
ONE Gas, Inc.	1,994	154,037
RGC Resources, Inc.	352	7,498
Southwest Gas Holdings, Inc.	2,162	173,003
Spire, Inc.	1,946	160,934

		996,238

Independent Power and Renewable Electricity Producers (0.1%)
Hallador Energy Co.*	1,107	21,077
Montauk Renewables, Inc.*	2,861	4,778
Ormat Technologies, Inc.	2,045	225,911

		251,766

Multi-Utilities (0.5%)
Avista Corp.	2,679	103,249
Black Hills Corp.	12,487	866,847
Northwestern Energy Group, Inc.	2,109	136,115
Unitil Corp.	552	26,739

		1,132,950

Water Utilities (0.1%)
American States Water Co.	1,313	95,166
Cadiz, Inc.*	1,784	10,008
California Water Service Group	2,041	88,437
Consolidated Water Co. Ltd.	458	16,163
Global Water Resources, Inc.	500	4,225
H2O America	1,066	52,223
Middlesex Water Co.	635	32,017
Pure Cycle Corp.*	795	8,737
York Water Co. (The)	440	14,010

		320,986

Total Utilities		4,297,589

Total Common Stocks (89.1%) (Cost $161,841,230)		217,748,735

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	1,038	—
Akero Therapeutics, Inc., CVR (r)*	2,412	1,176
Chinook Therapeutics, Inc., CVR *	2,552	511
Icosavax, Inc., CVR *	1,211	363
Sanofi Aatd, Inc., CVR(r)*	1,372	666

		2,716

Life Sciences Tools & Services (0.0%)
OmniAb, Inc., expiring 11/1/27(r)*	530	—

Total Rights (0.0%)† (Cost $2,124)		2,716

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (7.1%)
BlackRock Liquidity FedFund, Institutional Shares 3.65% (7 day yield) (xx)	800,000	$800,000
Dreyfus Treasury Obligations Cash Management Fund 3.65% (7 day yield) (xx)	800,000	800,000
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	1,277,103	1,277,103
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	14,442,595	14,448,372

Total Investment Companies		17,325,475

Total Short-Term Investments (7.1%) (Cost $17,322,262)		17,325,475

Total Investments in Securities (96.2%) (Cost $179,165,616)		235,076,926
Other Assets Less Liabilities (3.8%)		9,238,502

Net Assets (100%)		$244,315,428

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025, the market value or fair value, as applicable, of these securities amounted to $42,324 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $5,679,340. This was collateralized by $3,068,288 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.750%, maturing 1/15/26 – 8/15/55 and by cash of $2,877,103 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	190	3/2026	USD	23,731,000	(625,678)

					(625,678)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$2,702,423	$—	$—		$2,702,423
Consumer Discretionary	24,060,652	907,414	—		24,968,066
Consumer Staples	1,796,297	—	—		1,796,297
Energy	8,776,352	1,201,968	—		9,978,320
Financials	51,316,863	986,261	—	(a)	52,303,124
Health Care	23,497,311	—	—	(a)	23,497,311
Industrials	36,746,276	6,212,603	—		42,958,879
Information Technology	29,957,569	754,767	—		30,712,336
Materials	13,501,245	3,003,721	—		16,504,966

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Real Estate	$8,029,424	$—	$—	$8,029,424
Utilities	4,297,589	—	—	4,297,589
Rights
Health Care	—	874	1,842	2,716
Short-Term Investments
Investment Companies	17,325,475	—	—	17,325,475

Total Assets	$222,007,476	$13,067,608	$1,842	$235,076,926

Liabilities:
Futures	$(625,678)	$—	$—	$(625,678)

Total Liabilities	$(625,678)	$—	$—	$(625,678)

Total	$221,381,798	$13,067,608	$1,842	$234,451,248

(a)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(625,678	)*

Total		$(625,678)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(4,603,994)	$(4,603,994)

Total	$(4,603,994)	$(4,603,994)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$869,643	$869,643

Total	$869,643	$869,643

^	The Portfolio held futures contracts for hedging.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$23,449,000
Average notional value of contracts — short	11,228,000

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$76,669,259
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$117,654,092

During the year ended December 31, 2025, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 2%)*	Net Proceeds of Sales and Redemptions (affiliated 4%)*	Net Realized Gain (Loss)
$1,151,805	$4,479,933	$2,675,394

* Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$72,551,347
Aggregate gross unrealized depreciation	(17,346,994)

Net unrealized appreciation	$55,204,353

Federal income tax cost of investments in securities and derivative instruments, if applicable	$179,246,895

For the period ended December 31, 2025, the Portfolio incurred approximately $8,708 as brokerage commissions with Bernstein Institutional Services, LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $179,165,616)	$235,076,926
Cash	10,587,230
Foreign cash (Cost $76)	75
Cash held as collateral at broker for futures	1,829,600
Dividends, interest and other receivables	267,798
Receivable for securities sold	32,197
Receivable for Portfolio shares sold	15,681
Securities lending income receivable	4,846
Other assets	974

Total assets	247,815,327

LIABILITIES
Payable for return of collateral on securities loaned	2,877,103
Due to broker for futures variation margin	187,151
Investment management fees payable	121,770
Payable for Portfolio shares repurchased	118,910
Payable for securities purchased	53,821
Administrative fees payable	26,091
Distribution fees payable – Class IB	22,109
Trustees’ fees payable	26
Accrued expenses	92,918

Total liabilities	3,499,899

Commitments and contingent liabilities^
NET ASSETS	$244,315,428

Net assets were comprised of:
Paid in capital	$208,241,413
Total distributable earnings (loss)	36,074,015

Net assets	$244,315,428

Class IB
Net asset value, offering and redemption price per share, $102,396,010 / 7,384,964 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.87

Class K
Net asset value, offering and redemption price per share, $141,919,418 / 10,244,326 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.85

(x)	Includes value of securities on loan of $5,679,340.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $10,674 foreign withholding tax)	$3,985,352
Interest	474,069
Securities lending (net)	78,684

Total income	4,538,105

EXPENSES
Investment management fees	1,711,644
Administrative fees	305,182
Distribution fees – Class IB	256,157
Custodian fees	134,500
Professional fees	63,941
Printing and mailing expenses	27,109
Trustees’ fees	8,661
Miscellaneous	27,811

Gross expenses	2,535,005
Less: Waiver from investment manager	(322,789)

Net expenses	2,212,216

NET INVESTMENT INCOME (LOSS)	2,325,889

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	18,738,569
Futures contracts	(4,603,994)
Foreign currency transactions	(767)

Net realized gain (loss)	14,133,808

Change in unrealized appreciation (depreciation) on:
Investments in securities	(1,702,749)
Futures contracts	869,643
Foreign currency translations	1,992

Net change in unrealized appreciation (depreciation)	(831,114)

NET REALIZED AND UNREALIZED GAIN (LOSS)	13,302,694

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,628,583

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,325,889	$2,993,999
Net realized gain (loss)	14,133,808	24,518,868
Net change in unrealized appreciation (depreciation)	(831,114)	1,858,163

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,628,583	29,371,030

Distributions to shareholders:
Class IB	(9,006,412)	(10,736,229)
Class K	(12,737,367)	(15,428,336)

Total distributions to shareholders	(21,743,779)	(26,164,565)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 1,592 shares, respectively ]	—	22,219
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (103,669) shares, respectively ]	—	(1,452,286)
Capital shares repurchased [ 0 and (36,386) shares, respectively ]	—	(507,869)

Total Class IA transactions	—	(1,937,936)

Class IB
Capital shares sold [ 413,194 and 482,542 shares, respectively ]	5,678,746	7,091,772
Capital shares issued in connection with share class combination (Note 1) [ 0 and 103,483 shares, respectively ]	—	1,452,286
Capital shares issued in reinvestment of dividends and distributions [ 629,583 and 719,483 shares, respectively ]	9,006,412	10,736,229
Capital shares repurchased [ (1,600,435) and (1,586,511) shares, respectively ]	(22,243,296)	(23,154,767)

Total Class IB transactions	(7,558,138)	(3,874,480)

Class K
Capital shares sold [ 3,880 and 907,400 shares, respectively ]	52,176	12,899,650
Capital shares issued in reinvestment of dividends and distributions [ 891,409 and 1,034,699 shares, respectively ]	12,737,367	15,428,336
Capital shares repurchased [ (1,726,243) and (2,033,296) shares, respectively ]	(23,609,293)	(29,843,400)

Total Class K transactions	(10,819,750)	(1,515,414)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(18,377,888)	(7,327,830)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,493,084)	(4,121,365)
NET ASSETS:
Beginning of year	268,808,512	272,929,877

End of year	$244,315,428	$268,808,512

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025	2024	2023	2022	2021
Net asset value, beginning of year	$14.14	$13.99	$12.79	$16.05	$16.46

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.14	0.12	0.06	0.05	(1)
Net realized and unrealized gain (loss)	0.91	1.46	1.65	(2.80)	3.09

Total from investment operations	1.02	1.60	1.77	(2.74)	3.14

Less distributions:
Dividends from net investment income	(0.13)	(0.18)	(0.15)	(0.06)	(0.07)
Distributions from net realized gains	(1.16)	(1.27)	(0.42)	(0.46)	(3.48)

Total dividends and distributions	(1.29)	(1.45)	(0.57)	(0.52)	(3.55)

Net asset value, end of year	$13.87	$14.14	$13.99	$12.79	$16.05

Total return	7.06%	11.03%	14.07%	(17.06)%	19.61%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$102,396	112,332	$115,012	$112,095	$149,168
Ratio of expenses to average net assets:
After waivers (f)	1.05%	1.05%	1.05%	1.05%	1.05	%(g)
Before waivers (f)	1.18%	1.17%	1.17%	1.16%	1.13	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.81%	0.96%	0.91%	0.41%	0.28	%(aa)
Before waivers (f)	0.67%	0.84%	0.79%	0.31%	0.20	%(aa)
Portfolio turnover rate^	35%	39%	39%	34%	37%

	Year Ended December 31,
Class K	2025	2024	2023	2022	2021
Net asset value, beginning of year	$14.13	$13.97	$12.77	$16.03	$16.44

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	0.18	0.15	0.09	0.10	(1)
Net realized and unrealized gain (loss)	0.90	1.47	1.65	(2.79)	3.08

Total from investment operations	1.05	1.65	1.80	(2.70)	3.18

Less distributions:
Dividends from net investment income	(0.17)	(0.22)	(0.18)	(0.10)	(0.11)
Distributions from net realized gains	(1.16)	(1.27)	(0.42)	(0.46)	(3.48)

Total dividends and distributions	(1.33)	(1.49)	(0.60)	(0.56)	(3.59)

Net asset value, end of year	$13.85	$14.13	$13.97	$12.77	$16.03

Total return	7.24%	11.37%	14.35%	(16.87)%	19.91%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$141,919	$156,476	$155,985	$153,988	$205,957
Ratio of expenses to average net assets:
After waivers (f)	0.80%	0.80%	0.80%	0.80%	0.80	%(g)
Before waivers (f)	0.93%	0.92%	0.92%	0.91%	0.88	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.06%	1.21%	1.16%	0.66%	0.53	%(aa)
Before waivers (f)	0.92%	1.09%	1.04%	0.55%	0.45	%(aa)
Portfolio turnover rate^	35%	39%	39%	34%	37%
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.04 and $0.09 for Class IB and Class K, respectively.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.07% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.6%)
ANZ Group Holdings Ltd.	57,914	$1,404,501
APA Group	23,461	140,441
Aristocrat Leisure Ltd.	10,993	426,819
ASX Ltd.	3,562	122,278
BHP Group Ltd.	98,664	2,995,217
Brambles Ltd.	26,614	407,789
CAR Group Ltd.	7,415	152,213
Cochlear Ltd.	1,271	221,092
Coles Group Ltd.	25,397	363,380
Commonwealth Bank of Australia	32,591	3,492,334
Computershare Ltd.	10,365	236,149
CSL Ltd.	9,587	1,104,595
Evolution Mining Ltd.	40,972	346,705
Fortescue Ltd.	32,551	478,121
Glencore plc	193,932	1,062,765
Goodman Group (REIT)	40,231	831,756
Insurance Australia Group Ltd.	44,280	235,811
Lottery Corp. Ltd. (The)	38,693	133,240
Lynas Rare Earths Ltd.*	24,232	201,170
Macquarie Group Ltd.	7,172	972,563
Medibank Pvt. Ltd.	52,521	167,889
National Australia Bank Ltd.	59,498	1,679,961
Northern Star Resources Ltd.	26,859	479,118
Origin Energy Ltd.	34,850	267,225
Pro Medicus Ltd.	1,135	167,296
Qantas Airways Ltd.	12,448	86,228
QBE Insurance Group Ltd.	30,341	402,734
REA Group Ltd.	1,110	135,848
Rio Tinto Ltd.	6,880	674,105
Rio Tinto plc	22,355	1,806,197
Santos Ltd.	63,220	260,312
Scentre Group (REIT)	101,224	283,718
SGH Ltd.	3,789	117,453
Sigma Healthcare Ltd.	94,092	184,609
Sonic Healthcare Ltd.	9,042	136,433
South32 Ltd.	92,580	219,948
Stockland (REIT)	47,469	181,517
Suncorp Group Ltd.	21,321	251,134
Telstra Group Ltd.	77,972	253,409
Transurban Group	60,960	578,086
Vicinity Ltd. (REIT)	78,809	134,639
Washington H Soul Pattinson & Co. Ltd. (x)	6,918	171,465
Wesfarmers Ltd.	21,963	1,188,537
Westpac Banking Corp.	66,503	1,713,098
WiseTech Global Ltd.	3,707	169,361
Woodside Energy Group Ltd.	37,382	588,497
Woolworths Group Ltd.	23,592	462,562

		28,090,318

Austria (0.1%)
Erste Group Bank AG	6,050	731,615
OMV AG	2,807	156,758
Raiffeisen Bank International AG	2,363	106,359
Verbund AG	1,371	99,895

		1,094,627

Belgium (0.2%)
Ageas SA/NV	2,867	201,484
Anheuser-Busch InBev SA/NV	19,205	1,239,077
D’ieteren Group	428	77,410
Elia Group SA/NV, Class B	827	106,616
Financiere de Tubize SA	373	91,615
Groupe Bruxelles Lambert NV	1,523	135,938
KBC Group NV	4,471	584,543
Lotus Bakeries NV	8	73,803
Sofina SA	315	91,436
Syensqo SA (x)	1,369	110,303
UCB SA	2,453	687,828

		3,400,053

Brazil (1.1%)
Banco BTG Pactual SA	82,407	795,234
Itau Unibanco Holding SA (Preference) (q)	440,510	3,167,315
MercadoLibre, Inc.*	1,475	2,971,034
Motiva Infraestrutura de Mobilidade SA	794,177	2,188,434
Rede D’Or Sao Luiz SA (m)	350,775	2,616,850
Telefonica Brasil SA*	223,399	1,346,570
Vale SA	129,559	1,702,313
WEG SA	510,909	4,521,005
Yara International ASA	2,946	120,996

		19,429,751

Canada (0.4%)
Shopify, Inc., Class A*	39,554	6,367,007

Chile (0.4%)
Antofagasta plc	106,160	4,692,196
Banco de Chile	11,626,844	2,245,760

		6,937,956

China (3.8%)
Airtac International Group	39,109	1,157,568
Alibaba Group Holding Ltd.	539,600	9,900,790
Bank of Jiangsu Co. Ltd., Class A	1,083,100	1,611,906
Bank of Ningbo Co. Ltd., Class A	311,300	1,251,321
BOC Hong Kong Holdings Ltd.	73,000	369,751
BYD Co. Ltd., Class H	75,400	923,766
China Construction Bank Corp., Class H	4,715,420	4,659,254
China International Capital Corp. Ltd., Class H (m)	408,800	1,027,949
China Merchants Bank Co. Ltd., Class H	545,000	3,697,431
Contemporary Amperex Technology Co. Ltd., Class A	33,000	1,734,305
JD.com, Inc. (ADR) (x)	118,697	3,406,604
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	240,004	2,045,897
Kuaishou Technology (m)	119,900	985,211
NARI Technology Co. Ltd., Class A	451,940	1,453,834
NAURA Technology Group Co. Ltd., Class A	25,970	1,706,075
NetEase, Inc.	70,200	1,935,693
Ping An Insurance Group Co. of China Ltd., Class H	177,000	1,481,690
Prosus NV	25,392	1,577,080

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Shenzhen Inovance Technology Co. Ltd., Class A	157,700	$1,699,955
SITC International Holdings Co. Ltd.	28,000	100,233
Tencent Holdings Ltd.	222,400	17,117,144
Trip.com Group Ltd. (ADR)	38,695	2,782,557
Wharf Holdings Ltd. (The)	19,000	53,074
Wilmar International Ltd.	35,300	84,584
Xiaomi Corp., Class B (m)*	352,000	1,777,481
Yangzijiang Shipbuilding Holdings Ltd.	51,000	138,074
Yum China Holdings, Inc.	27,205	1,298,767

		65,977,994

Czech Republic (0.1%)
Komercni Banka A/S	31,338	1,771,374

Denmark (0.4%)
Carlsberg A/S, Class B	1,827	240,087
Coloplast A/S, Class B	2,427	208,651
Danske Bank A/S	13,080	655,683
Demant A/S*	1,624	54,988
DSV A/S	3,959	1,006,000
Genmab A/S*	1,167	372,190
Novo Nordisk A/S, Class B	62,754	3,211,432
Novonesis Novozymes B	6,821	437,659
Orsted A/S (m)*	10,220	196,741
Pandora A/S	1,557	173,347
ROCKWOOL A/S, Class B	1,975	70,042
Tryg A/S	6,331	165,854
Vestas Wind Systems A/S	20,281	553,323

		7,345,997

Finland (0.3%)
Elisa OYJ	2,530	112,211
Fortum OYJ	8,548	182,629
Kesko OYJ, Class B	5,738	129,808
Kone OYJ, Class B	6,843	487,017
Metso OYJ	13,520	238,013
Neste OYJ	8,428	192,248
Nokia OYJ	104,083	681,558
Nordea Bank Abp	60,453	1,142,749
Orion OYJ, Class B	2,035	152,221
Sampo OYJ, Class A	45,782	555,785
Stora Enso OYJ, Class R (x)	10,772	135,517
UPM-Kymmene OYJ	10,506	306,073
Wartsila OYJ Abp	9,931	354,796

		4,670,625

France (3.0%)
Accor SA	3,898	220,892
Aeroports de Paris SA	731	95,701
Air Liquide SA	11,332	2,134,241
Airbus SE	45,575	10,626,252
Alstom SA*	6,489	191,943
Amundi SA (m)	1,281	106,283
AXA SA	33,648	1,619,687
BioMerieux	778	100,848
BNP Paribas SA	19,538	1,855,024
Bollore SE	12,965	73,044
Bouygues SA	3,915	204,050
Bureau Veritas SA	6,461	206,377
Capgemini SE	2,984	498,842
Carrefour SA	11,374	190,209
Cie de Saint-Gobain SA	8,693	888,385
Cie Generale des Etablissements Michelin SCA	13,010	432,842
Covivio SA (REIT)	1,249	83,152
Credit Agricole SA	21,344	440,215
Danone SA	12,822	1,156,953
Dassault Aviation SA	398	128,064
Dassault Systemes SE	13,547	379,543
Edenred SE	4,879	108,426
Eiffage SA	1,287	185,128
Engie SA	36,177	952,766
EssilorLuxottica SA	13,235	4,197,963
FDJ United	2,399	66,592
Gecina SA (REIT)	880	83,665
Getlink SE	6,355	117,478
Hermes International SCA	616	1,536,165
Ipsen SA	686	95,936
Kering SA	1,430	505,841
Klepierre SA (REIT)	4,337	171,968
Legrand SA	5,194	776,733
L’Oreal SA	4,670	2,011,968
LVMH Moet Hennessy Louis Vuitton SE	11,897	9,017,974
Orange SA	36,626	611,209
Pernod Ricard SA	4,065	349,212
Publicis Groupe SA	4,386	456,785
Renault SA	3,570	148,603
Rexel SA	4,333	171,045
Safran SA	7,014	2,451,424
Sartorius Stedim Biotech	542	133,761
Societe Generale SA	13,767	1,111,819
Sodexo SA	1,725	88,590
Thales SA	1,815	490,161
TotalEnergies SE (Paris Stock Exchange)	38,778	2,533,342
Unibail-Rodamco-Westfield (REIT)	2,357	256,940
Veolia Environnement SA	11,953	417,482
Vinci SA	9,796	1,382,047

		52,063,570

Germany (2.6%)
adidas AG	3,387	672,887
Allianz SE (Registered)	12,531	5,750,671
BASF SE	17,581	917,977
Bayer AG (Registered)	19,358	841,960
Bayerische Motoren Werke AG	5,571	609,791
Bayerische Motoren Werke AG (Preference) (q)	1,025	110,219
Beiersdorf AG	1,921	211,488
Brenntag SE	2,270	132,211
Commerzbank AG	14,227	603,576
Continental AG	2,189	174,828
CTS Eventim AG & Co. KGaA	1,224	112,918
Daimler Truck Holding AG	9,585	420,383
Deutsche Bank AG (Registered)	35,967	1,399,507
Deutsche Boerse AG	3,624	952,721
Deutsche Lufthansa AG (Registered)	11,720	115,779
Deutsche Post AG	19,015	1,044,249
Deutsche Telekom AG (Registered)	71,395	2,320,768

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Dr Ing hc F Porsche AG (Preference) (m)(q)(x)	2,111	$113,176
E.ON SE	43,985	833,520
Evonik Industries AG	4,262	66,916
Fresenius Medical Care AG	4,232	202,718
Fresenius SE & Co. KGaA	8,087	465,498
GEA Group AG	2,969	201,674
Hannover Rueck SE	1,207	377,596
Heidelberg Materials AG	2,601	681,643
Henkel AG & Co. KGaA	2,067	157,894
Henkel AG & Co. KGaA (Preference) (q)	3,020	246,947
Hensoldt AG (x)	1,278	110,240
HOCHTIEF AG	287	113,664
Infineon Technologies AG	25,383	1,125,490
Knorr-Bremse AG	1,488	166,389
LEG Immobilien SE	1,315	96,200
Mercedes-Benz Group AG	14,208	1,003,003
Merck KGaA	2,565	369,564
MTU Aero Engines AG	1,044	435,921
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,535	1,674,868
Nemetschek SE	1,026	111,894
Porsche Automobil Holding SE (Preference) (q)	2,766	129,764
Rational AG	104	80,849
Rheinmetall AG	896	1,643,701
RWE AG	12,436	661,465
SAP SE	36,359	8,902,607
Sartorius AG (Preference) (q)	545	158,328
Scout24 SE (m)	1,413	142,476
Siemens AG (Registered)	14,785	4,155,311
Siemens Energy AG*	15,108	2,137,693
Siemens Healthineers AG (m)	6,548	345,669
Symrise AG, Class A	2,603	210,707
Talanx AG	1,336	178,674
Volkswagen AG (Preference) (q)	3,970	483,117
Vonovia SE	14,988	432,245
Zalando SE (m)*	3,955	117,778

		44,727,132

Hong Kong (0.4%)
AIA Group Ltd.	205,400	2,108,710
CK Asset Holdings Ltd.	36,264	183,214
CK Infrastructure Holdings Ltd. (x)	12,000	88,812
CLP Holdings Ltd.	32,000	286,173
Futu Holdings Ltd. (ADR)*	1,032	169,465
Hang Seng Bank Ltd.	14,400	284,015
Henderson Land Development Co. Ltd. (x)	26,474	95,722
HKT Trust & HKT Ltd.	72,260	106,867
Hong Kong & China Gas Co. Ltd.	207,856	187,219
Hong Kong Exchanges & Clearing Ltd.	23,428	1,226,985
Hongkong Land Holdings Ltd.	19,300	134,135
Link REIT (REIT)	50,900	227,205
MTR Corp. Ltd. (x)	32,000	122,528
Power Assets Holdings Ltd. (x)	28,000	198,414
Prudential plc	51,042	787,440
Sino Land Co. Ltd.	73,001	95,863
Sun Hung Kai Properties Ltd.	28,500	346,788
Swire Pacific Ltd., Class A	7,500	60,422
Techtronic Industries Co. Ltd.	28,500	329,211
WH Group Ltd. (m)	155,466	173,191
Wharf Real Estate Investment Co. Ltd.	29,100	91,906

		7,304,285

India (4.0%)
360 ONE WAM Ltd.	100,149	1,325,969
Avenue Supermarts Ltd. (m)*	25,496	1,072,893
Axis Bank Ltd.	157,233	2,220,660
Bajaj Auto Ltd.	18,969	1,971,835
Bajaj Finance Ltd.	224,595	2,465,864
CG Power & Industrial Solutions Ltd.	95,910	691,372
Colgate-Palmolive India Ltd.	19,688	454,680
DLF Ltd.	997,413	7,628,241
Grasim Industries Ltd.	58,991	1,856,772
HDFC Asset Management Co. Ltd. (m)	77,392	2,300,938
HDFC Bank Ltd.	283,408	3,125,455
HDFC Bank Ltd. (ADR)	72,780	2,659,381
Hindalco Industries Ltd.	110,561	1,090,733
Hitachi Energy India Ltd.	10,404	2,119,476
ICICI Bank Ltd.	290,885	4,346,151
ICICI Bank Ltd. (ADR)	89,089	2,654,852
IDFC First Bank Ltd.	2,735,128	2,605,206
Infosys Ltd. (ADR) (x)	159,307	2,838,851
Larsen & Toubro Ltd.	37,486	1,703,105
Lodha Developers Ltd. (m)	129,372	1,527,630
Mahindra & Mahindra Ltd.	95,715	3,950,027
MakeMyTrip Ltd. (x)*	10,964	900,364
Max Healthcare Institute Ltd.	169,457	1,970,413
Pidilite Industries Ltd.	97,308	1,604,921
Reliance Industries Ltd.	294,698	5,149,052
Samvardhana Motherson International Ltd.	960,576	1,281,845
Shriram Finance Ltd.	164,163	1,819,540
State Bank of India	331,474	3,622,340
Swiggy Ltd.*	162,514	698,392
United Breweries Ltd.	69,467	1,253,398

		68,910,356

Indonesia (0.1%)
Cisarua Mountain Dairy PT Tbk.	3,697,400	1,252,792
Jardine Matheson Holdings Ltd.	3,200	210,496

		1,463,288

Ireland (0.1%)
AerCap Holdings NV	3,392	487,634
AIB Group plc	43,065	465,612
Bank of Ireland Group plc	19,514	375,526
Kerry Group plc, Class A	3,142	288,013
Kingspan Group plc	3,000	261,423

		1,878,208

Israel (0.2%)
Azrieli Group Ltd. (x)	794	89,883
Bank Hapoalim BM	24,287	549,490
Bank Leumi Le-Israel BM	28,944	638,040

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Check Point Software Technologies Ltd.*	1,558	$289,103
Elbit Systems Ltd.	562	324,012
ICL Group Ltd.	15,080	86,657
Israel Discount Bank Ltd., Class A	23,593	250,558
Mizrahi Tefahot Bank Ltd.	3,259	227,599
Nice Ltd.*	1,185	132,880
Nova Ltd.*	572	191,490
Phoenix Financial Ltd.	4,222	174,737
Teva Pharmaceutical Industries Ltd. (ADR)*	21,769	679,411
Wix.com Ltd.*	870	90,384

		3,724,244

Italy (0.9%)
Banca Mediolanum SpA	3,381	77,361
Banca Monte dei Paschi di Siena SpA	39,951	428,657
Banco BPM SpA	22,399	342,730
BPER Banca SpA	28,191	384,309
Brunello Cucinelli SpA (x)	21,748	2,515,443
Coca-Cola HBC AG	4,480	232,011
Davide Campari-Milano NV (x)	12,948	84,269
Enel SpA	157,796	1,646,167
Eni SpA	39,670	752,450
Ferrari NV	2,478	928,101
FinecoBank Banca Fineco SpA	11,796	307,751
Generali (x)	16,974	713,136
Infrastrutture Wireless Italiane SpA (m)	5,172	47,926
Intesa Sanpaolo SpA	274,866	1,912,616
Leonardo SpA	7,838	452,824
Moncler SpA	13,343	861,184
Nexi SpA (m)(x)	11,018	54,655
Poste Italiane SpA (m)	9,310	235,015
Prysmian SpA	5,643	572,842
Recordati Industria Chimica e Farmaceutica SpA	2,122	121,048
Ryanair Holdings plc	16,625	577,339
Snam SpA	39,133	260,114
Telecom Italia SpA*	245,462	148,214
Terna - Rete Elettrica Nazionale	27,587	293,533
UniCredit SpA	27,262	2,272,156
Unipol Assicurazioni SpA	6,648	160,708

		16,382,559

Ivory Coast (0.0%)†
Endeavour Mining plc	3,257	169,991

Japan (5.4%)
Advantest Corp.	14,900	1,867,732
Aeon Co. Ltd.	43,500	687,880
AGC, Inc. (x)	4,000	132,610
Aisin Corp.	9,100	169,986
Ajinomoto Co., Inc.	18,400	389,637
ANA Holdings, Inc.	3,300	62,760
Asahi Group Holdings Ltd. (x)	30,600	320,280
Asahi Kasei Corp.	23,900	211,932
Asics Corp.	13,400	321,227
Astellas Pharma, Inc.	34,200	456,975
Bandai Namco Holdings, Inc.	11,800	314,285
Bridgestone Corp. (x)	22,000	493,539
Canon, Inc. (x)	16,900	499,858
Capcom Co. Ltd. (x)	81,500	1,899,620
Central Japan Railway Co.	14,600	404,240
Chiba Bank Ltd. (The)	11,000	122,753
Chubu Electric Power Co., Inc.	13,900	214,037
Chugai Pharmaceutical Co. Ltd. (x)	13,100	689,372
Dai Nippon Printing Co. Ltd.	7,600	130,710
Daifuku Co. Ltd. (x)	6,000	188,764
Dai-ichi Life Holdings, Inc.	68,200	567,535
Daiichi Sankyo Co. Ltd.	35,100	750,222
Daikin Industries Ltd.	5,100	653,779
Daito Trust Construction Co. Ltd.	6,600	125,815
Daiwa House Industry Co. Ltd.	11,100	368,347
Daiwa Securities Group, Inc.	25,400	222,234
Denso Corp.	32,900	453,257
Disco Corp.	1,800	553,537
East Japan Railway Co.	19,011	501,490
Ebara Corp. (x)	9,000	211,670
Eisai Co. Ltd.	5,300	157,674
ENEOS Holdings, Inc.	50,733	358,538
FANUC Corp.	18,500	718,552
Fast Retailing Co. Ltd.	3,700	1,344,982
Fuji Electric Co. Ltd.	2,800	211,823
FUJIFILM Holdings Corp.	21,500	458,989
Fujikura Ltd.	4,800	534,423
Fujitsu Ltd.	34,400	950,700
Hankyu Hanshin Holdings, Inc.	4,800	120,827
Hikari Tsushin, Inc.	400	111,721
Hitachi Ltd.	89,400	2,797,745
Honda Motor Co. Ltd.	72,400	709,949
Hoya Corp.	16,300	2,464,667
Hulic Co. Ltd. (x)	9,400	102,888
Idemitsu Kosan Co. Ltd.	15,195	114,758
IHI Corp.	20,300	356,974
Inpex Corp. (x)	16,300	325,396
Isuzu Motors Ltd. (x)	9,500	147,952
ITOCHU Corp.	115,500	1,456,285
Japan Airlines Co. Ltd.	3,488	64,687
Japan Exchange Group, Inc.	18,700	200,084
Japan Post Bank Co. Ltd.	35,400	499,225
Japan Post Holdings Co. Ltd.	35,000	368,792
Japan Post Insurance Co. Ltd.	4,200	126,343
Japan Tobacco, Inc. (x)	23,200	835,342
JFE Holdings, Inc.	11,200	142,824
JX Advanced Metals Corp.	10,700	133,887
Kajima Corp.	8,200	305,458
Kansai Electric Power Co., Inc. (The)	18,400	288,381
Kao Corp. (x)	9,300	371,727
Kawasaki Heavy Industries Ltd.	3,100	205,426
Kawasaki Kisen Kaisha Ltd. (x)	7,100	98,858
KDDI Corp.	57,400	992,517
Keyence Corp.	7,072	2,558,995
Kikkoman Corp. (x)	11,900	108,030
Kioxia Holdings Corp.*	3,700	246,486
Kirin Holdings Co. Ltd. (x)	15,000	224,847
Kobe Bussan Co. Ltd. (x)	2,400	58,069
Komatsu Ltd.	18,600	593,718
Konami Group Corp.	2,000	272,344
Kubota Corp.	18,900	267,440
Kyocera Corp.	25,300	354,772
Kyowa Kirin Co. Ltd. (x)	4,600	74,210

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Lasertec Corp.	1,500	$283,883
LY Corp.	49,000	130,508
M3, Inc. (x)	9,000	121,463
Makita Corp.	3,900	117,941
Marubeni Corp.	27,100	753,105
MatsukiyoCocokara & Co.	6,400	110,807
Minebea Mitsumi, Inc.	6,300	126,330
Mitsubishi Chemical Group Corp.	24,500	143,130
Mitsubishi Corp.	62,800	1,437,697
Mitsubishi Electric Corp.	37,100	1,085,952
Mitsubishi Estate Co. Ltd.	20,400	497,628
Mitsubishi HC Capital, Inc.	18,400	153,999
Mitsubishi Heavy Industries Ltd.	62,500	1,532,176
Mitsubishi UFJ Financial Group, Inc.	223,700	3,560,292
Mitsui & Co. Ltd.	48,200	1,428,707
Mitsui Fudosan Co. Ltd.	51,400	584,255
Mitsui OSK Lines Ltd. (x)	6,600	198,455
Mizuho Financial Group, Inc.	48,553	1,766,804
MonotaRO Co. Ltd. (x)	6,300	100,569
MS&AD Insurance Group Holdings, Inc.	25,121	590,658
Murata Manufacturing Co. Ltd.	32,600	675,559
NEC Corp.	25,600	867,824
Nexon Co. Ltd. (x)	7,300	178,352
Nidec Corp.	16,500	224,579
Nintendo Co. Ltd.	31,000	2,096,814
Nippon Building Fund, Inc. (REIT) (x)	146	133,193
Nippon Paint Holdings Co. Ltd. (x)	16,300	109,003
Nippon Sanso Holdings Corp. (x)	3,400	101,323
Nippon Steel Corp. (x)	91,555	375,128
Nippon Yusen KK (x)	7,900	256,104
Nissan Motor Co. Ltd. (x)*	46,600	116,054
Nitori Holdings Co. Ltd.	8,000	140,066
Nitto Denko Corp.	13,000	308,318
Nomura Holdings, Inc.	57,600	478,407
Nomura Research Institute Ltd.	7,754	298,052
NTT, Inc.	591,400	595,402
Obayashi Corp.	12,300	256,695
Obic Co. Ltd.	6,000	188,534
Olympus Corp.	23,500	297,726
Oracle Corp.	1,000	84,206
Oriental Land Co. Ltd.	22,000	407,093
ORIX Corp.	23,400	680,309
Osaka Gas Co. Ltd.	6,800	235,725
Otsuka Corp.	4,800	99,040
Otsuka Holdings Co. Ltd. (x)	8,200	464,496
Pan Pacific International Holdings Corp.	35,100	208,910
Panasonic Holdings Corp.	47,000	607,153
Rakuten Group, Inc. (x)*	31,500	201,902
Recruit Holdings Co. Ltd.	27,500	1,553,195
Renesas Electronics Corp. (x)*	34,900	476,800
Resona Holdings, Inc.	39,705	378,445
Ryohin Keikaku Co. Ltd.	10,200	181,157
Sanrio Co. Ltd. (x)	3,300	103,589
SBI Holdings, Inc.	10,320	222,357
SCREEN Holdings Co. Ltd. (x)	1,500	145,940
Secom Co. Ltd.	8,300	295,301
Seibu Holdings, Inc.	4,100	112,656
Sekisui Chemical Co. Ltd.	6,500	109,343
Sekisui House Ltd. (x)	11,500	256,812
Seven & i Holdings Co. Ltd.	40,700	584,751
SG Holdings Co. Ltd. (x)	5,400	49,418
Shimadzu Corp.	5,100	135,705
Shimano, Inc.	1,300	137,229
Shin-Etsu Chemical Co. Ltd.	32,700	1,017,282
Shionogi & Co. Ltd.	14,700	266,616
Shiseido Co. Ltd. (x)	8,300	120,706
SMC Corp.	1,100	382,444
SoftBank Corp.	554,700	760,659
SoftBank Group Corp.	74,400	2,089,888
Sompo Holdings, Inc.	17,343	590,796
Sony Financial Group, Inc. (x)*	124,600	132,045
Sony Group Corp.	119,900	3,080,169
Subaru Corp.	11,600	251,417
Sumitomo Corp.	21,400	739,382
Sumitomo Electric Industries Ltd.	14,200	573,385
Sumitomo Metal Mining Co. Ltd.	4,900	198,859
Sumitomo Mitsui Financial Group, Inc.	71,621	2,304,912
Sumitomo Mitsui Trust Group, Inc.	12,004	366,082
Sumitomo Realty & Development Co. Ltd.	12,000	301,226
Suntory Beverage & Food Ltd. (x)	3,000	90,532
Suzuki Motor Corp.	29,800	444,127
Sysmex Corp.	11,100	109,306
T&D Holdings, Inc.	9,000	207,706
Taisei Corp.	2,800	265,181
Takeda Pharmaceutical Co. Ltd.	31,190	962,740
TDK Corp.	37,300	526,496
Terumo Corp.	25,500	369,542
TIS, Inc.	3,600	120,820
Toho Co. Ltd. (x)	2,400	122,268
Tokio Marine Holdings, Inc.	35,900	1,333,186
Tokyo Electron Ltd.	8,700	1,906,180
Tokyo Gas Co. Ltd.	6,200	245,601
Tokyo Metro Co. Ltd. (x)	6,600	67,184
Tokyu Corp.	8,700	101,641
TOPPAN Holdings, Inc.	4,500	133,903
Toray Industries, Inc.	26,200	170,608
Toyota Industries Corp. (x)	3,000	340,909
Toyota Motor Corp.	185,170	3,967,253
Toyota Tsusho Corp.	14,000	471,374
Trend Micro, Inc. (x)*	2,300	95,471
Tsuruha Holdings, Inc. (x)	5,100	93,704
Unicharm Corp. (x)	24,000	137,130
West Japan Railway Co.	7,900	157,657
Yamaha Motor Co. Ltd. (x)	18,100	133,982
Yokogawa Electric Corp.	4,400	140,899
Yokohama Financial Group, Inc.	18,700	154,421
Zensho Holdings Co. Ltd.	2,000	114,594
ZOZO, Inc. (x)	9,300	76,649

		93,213,344

Luxembourg (0.0%)†
ArcelorMittal SA	8,803	404,397
CVC Capital Partners plc (m)	3,952	66,415
Eurofins Scientific SE	2,208	161,918

		632,730

Macau (0.0%)†
Galaxy Entertainment Group Ltd.	39,000	192,026
Sands China Ltd.	51,187	128,910

		320,936

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Malaysia (0.2%)
CIMB Group Holdings Bhd.	1,000,500	$2,034,038
Malayan Banking Bhd.	601,100	1,552,372

		3,586,410

Mexico (0.6%)
Fresnillo plc	4,261	191,492
Grupo Financiero Banorte SAB de CV, Class O	398,524	3,692,336
Kimberly-Clark de Mexico SAB de CV, Class A	417,710	890,976
Prologis Property Mexico SA de CV (REIT)	494,174	2,064,238
Wal-Mart de Mexico SAB de CV	943,508	2,934,660

		9,773,702

Netherlands (1.4%)
ABN AMRO Bank NV (CVA) (m)	11,597	406,002
Adyen NV (m)*	2,624	4,240,122
Akzo Nobel NV	3,306	230,004
Argenx SE*	1,209	1,018,441
ASM International NV	917	557,796
ASML Holding NV	8,400	9,095,766
ASR Nederland NV	2,967	211,371
BE Semiconductor Industries NV	9,523	1,496,854
Euronext NV (m)	1,509	226,992
EXOR NV	1,857	158,111
Heineken Holding NV	2,440	178,931
Heineken NV	5,590	458,148
IMCD NV	1,193	108,432
ING Groep NV	58,598	1,653,434
JDE Peet’s NV	3,692	138,235
Koninklijke Ahold Delhaize NV	17,226	705,908
Koninklijke KPN NV	77,741	363,252
Koninklijke Philips NV	15,539	424,396
Magnum Ice Cream Co. NV (The) (x)*	9,554	151,642
Nebius Group NV, Class A (x)*	3,883	325,027
NN Group NV	5,367	414,642
NXP Semiconductors NV	2,014	437,159
Randstad NV	1,992	75,778
Universal Music Group NV	45,410	1,186,322
Wolters Kluwer NV	4,466	463,647

		24,726,412

New Zealand (0.1%)
Auckland International Airport Ltd.	30,562	146,575
Contact Energy Ltd.	16,763	89,275
Fisher & Paykel Healthcare Corp. Ltd.	11,253	244,579
Infratil Ltd.	19,272	122,942
Meridian Energy Ltd.	27,587	88,946
Xero Ltd.*	3,270	248,818

		941,135

Norway (0.1%)
Aker BP ASA	6,267	159,721
DNB Bank ASA	17,165	479,360
Equinor ASA	15,351	360,931
Gjensidige Forsikring ASA	3,885	116,396
Kongsberg Gruppen ASA	8,202	210,420
Mowi ASA	9,339	225,322
Norsk Hydro ASA	25,744	199,720
Orkla ASA	14,166	158,103
Salmar ASA	1,438	88,092
Telenor ASA	11,182	162,738

		2,160,803

Peru (0.1%)
Credicorp Ltd.	4,798	1,377,026

Poland (0.5%)
Allegro.eu SA (m)*	364,289	3,147,700
Budimex SA	9,484	1,684,929
InPost SA (x)*	5,043	62,051
Powszechna Kasa Oszczednosci Bank Polski SA	143,056	3,393,496

		8,288,176

Portugal (0.0%)†
Banco Comercial Portugues SA, Class R	142,069	149,629
EDP SA	59,090	271,867
Galp Energia SGPS SA	8,007	137,666
Jeronimo Martins SGPS SA	5,451	129,786

		688,948

Singapore (0.4%)
CapitaLand Ascendas REIT (REIT)	72,515	159,653
CapitaLand Integrated Commercial Trust (REIT)	111,898	208,057
CapitaLand Investment Ltd.	46,200	97,403
DBS Group Holdings Ltd.	42,240	1,852,067
Grab Holdings Ltd., Class A*	45,800	228,542
Keppel Ltd.	29,400	236,728
Oversea-Chinese Banking Corp. Ltd.	65,978	1,014,256
Sea Ltd. (ADR)*	7,421	946,697
Sembcorp Industries Ltd.	18,800	88,047
Singapore Airlines Ltd.	29,450	146,631
Singapore Exchange Ltd.	17,500	230,901
Singapore Technologies Engineering Ltd.	29,500	193,239
Singapore Telecommunications Ltd.	144,300	510,787
STMicroelectronics NV	13,644	359,813
United Overseas Bank Ltd.	24,267	661,896

		6,934,717

South Africa (0.6%)
Anglo American plc	21,625	899,260
AVI Ltd.	352,865	2,248,023
Capitec Bank Holdings Ltd.	15,843	3,975,866
Clicks Group Ltd.	82,075	1,668,115
OUTsurance Group Ltd.	285,823	1,236,840

		10,028,104

South Korea (2.1%)
Delivery Hero SE (m)(x)*	3,687	98,445
HYBE Co. Ltd.*	3,424	784,367
Hyundai Motor Co.	11,933	2,456,100

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
KB Financial Group, Inc.	30,487	$2,639,081
Kia Corp.	18,510	1,565,040
KT&G Corp.	14,432	1,423,614
NAVER Corp.	12,950	2,179,983
Samsung Electronics Co. Ltd.	257,541	21,435,678
SK hynix, Inc.	7,639	3,452,146

		36,034,454

Spain (1.0%)
Acciona SA (x)	464	101,370
ACS Actividades de Construccion y Servicios SA	3,576	356,583
Aena SME SA (m)	14,329	401,116
Amadeus IT Group SA	34,660	2,559,626
Banco Bilbao Vizcaya Argentaria SA	112,339	2,647,017
Banco de Sabadell SA	96,732	382,531
Banco Santander SA	289,789	3,429,440
Bankinter SA	12,898	214,558
CaixaBank SA	77,190	947,504
Cellnex Telecom SA (m)	9,768	314,879
EDP Renovaveis SA	5,607	79,336
Endesa SA (x)	6,397	230,269
Grifols SA (x)	5,584	70,217
Iberdrola SA	123,737	2,685,101
Industria de Diseno Textil SA	21,606	1,430,550
Mapfre SA	12,338	62,087
Naturgy Energy Group SA	4,642	141,401
Redeia Corp. SA	8,169	145,635
Repsol SA	22,958	429,660
Telefonica SA	73,001	299,667

		16,928,547

Sweden (0.9%)
AddTech AB, Class B	5,353	190,362
Alfa Laval AB	5,631	284,838
Assa Abloy AB, Class B	61,511	2,397,903
Atlas Copco AB, Class A	132,133	2,383,173
Atlas Copco AB, Class B	29,068	470,443
Beijer Ref AB, Class B (x)	8,032	130,079
Boliden AB*	5,509	308,286
Epiroc AB, Class A	12,776	291,282
Epiroc AB, Class B	7,724	156,636
EQT AB	9,414	371,999
Essity AB, Class B	12,079	347,944
Evolution AB (m)	2,514	171,978
Fastighets AB Balder, Class B*	13,471	99,791
H & M Hennes & Mauritz AB, Class B (x)	9,337	188,535
Hexagon AB, Class B	41,123	489,108
Holmen AB, Class B	1,282	49,350
Industrivarden AB, Class C	3,356	151,278
Industrivarden AB, Class A	2,213	99,851
Indutrade AB	5,055	131,996
Investment AB Latour, Class B	2,908	71,196
Investor AB, Class B	35,138	1,261,022
L E Lundbergforetagen AB, Class B	1,437	79,838
Lifco AB, Class B	4,897	187,231
Nibe Industrier AB, Class B	29,491	114,101
Saab AB, Class B	6,344	370,449
Sagax AB, Class B	3,886	83,406
Sandvik AB	20,296	662,682
Securitas AB, Class B	10,265	164,124
Skandinaviska Enskilda Banken AB, Class A	29,613	627,545
Skanska AB, Class B	6,367	174,485
SKF AB, Class B	7,166	191,322
Svenska Cellulosa AB SCA, Class B	11,685	155,605
Svenska Handelsbanken AB, Class A	29,083	424,407
Swedbank AB, Class A	16,474	574,572
Swedish Orphan Biovitrum AB*	4,072	147,196
Tele2 AB, Class B	10,240	171,899
Telefonaktiebolaget LM Ericsson, Class B	53,857	530,000
Telia Co. AB	47,731	204,165
Trelleborg AB, Class B	3,870	165,073
Volvo AB, Class B	30,678	986,001

		16,061,151

Switzerland (1.5%)
ABB Ltd. (Registered)	30,500	2,280,280
Avolta AG	1,798	107,004
Banque Cantonale Vaudoise (Registered)	572	72,502
Barry Callebaut AG (Registered) (x)	66	108,820
Belimo Holding AG (Registered)	197	194,239
BKW AG	421	89,504
Chocoladefabriken Lindt & Spruengli AG	19	278,008
Chocoladefabriken Lindt & Spruengli AG (Registered)	2	293,901
Cie Financiere Richemont SA (Registered)	10,462	2,272,424
DSM-Firmenich AG	3,710	299,793
EMS-Chemie Holding AG (Registered)	140	97,122
Galderma Group AG	12,932	2,646,481
Geberit AG (Registered)	652	510,010
Givaudan SA (Registered)	183	726,825
Helvetia Baloise Holding AG	1,570	414,650
Julius Baer Group Ltd.	4,058	319,681
Kuehne + Nagel International AG (Registered)	872	188,524
Logitech International SA (Registered)	2,966	305,325
Lonza Group AG (Registered)	6,286	4,267,909
Partners Group Holding AG	446	553,150
Sandoz Group AG	8,396	613,085
Schindler Holding AG	746	281,787
Schindler Holding AG (Registered)	493	175,205
SGS SA (Registered)	3,183	365,115
Sika AG (Registered)	2,921	599,614
Sonova Holding AG (Registered)	999	261,195
Straumann Holding AG (Registered)	2,181	257,337
Swatch Group AG (The) (x)	547	116,188
Swiss Life Holding AG (Registered)	549	635,429
Swiss Prime Site AG (Registered)	1,481	230,349
Swisscom AG (Registered)	512	371,993
TE Connectivity plc	2,340	532,373
UBS Group AG (Registered)	61,793	2,883,309
VAT Group AG (m)	542	264,055
Zurich Insurance Group AG	2,848	2,163,775

		25,776,961

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Taiwan (4.5%)
Alchip Technologies Ltd.	27,000	$3,016,184
ASE Technology Holding Co. Ltd.	368,000	2,933,881
Chailease Holding Co. Ltd.	293,020	983,868
Delta Electronics, Inc.	70,000	2,145,415
Hon Hai Precision Industry Co. Ltd.	558,000	4,093,474
MediaTek, Inc.	64,000	2,912,748
Taiwan Semiconductor Manufacturing Co. Ltd.	1,153,133	56,885,032
Unimicron Technology Corp.	364,000	2,548,654
Wiwynn Corp.	25,127	3,586,658

		79,105,914

United Kingdom (2.6%)
3i Group plc	19,143	841,978
Admiral Group plc	5,042	215,852
Ashtead Group plc	8,154	559,012
Associated British Foods plc	6,158	176,555
AstraZeneca plc	30,251	5,623,126
Auto Trader Group plc (m)	16,770	132,556
Aviva plc	59,048	544,740
BAE Systems plc	58,492	1,351,391
Barclays plc	272,010	1,745,099
Barratt Redrow plc	27,754	142,573
British American Tobacco plc	42,222	2,398,320
BT Group plc	118,600	294,235
Bunzl plc	6,309	176,547
Centrica plc	97,819	223,560
CK Hutchison Holdings Ltd.	53,264	362,384
Coca-Cola Europacific Partners plc	3,982	361,167
Compass Group plc	32,629	1,039,741
DCC plc (x)	1,835	114,522
Diageo plc	44,077	952,697
Entain plc	11,649	120,374
Halma plc	7,502	357,774
Hikma Pharmaceuticals plc	3,590	75,007
HSBC Holdings plc	335,805	5,313,186
Imperial Brands plc	14,759	620,506
Informa plc	24,588	292,988
InterContinental Hotels Group plc	2,779	391,827
International Consolidated Airlines Group SA	23,424	130,730
Intertek Group plc	3,254	202,907
J Sainsbury plc	34,539	151,310
JD Sports Fashion plc	51,464	58,591
Kingfisher plc	34,827	146,797
Land Securities Group plc (REIT)	14,674	123,030
Legal & General Group plc	112,072	395,646
Lloyds Banking Group plc	1,154,163	1,528,373
London Stock Exchange Group plc	9,081	1,095,790
M&G plc	47,013	181,495
Marks & Spencer Group plc	38,997	173,468
Melrose Industries plc	24,342	193,065
National Grid plc	97,091	1,493,925
NatWest Group plc	156,796	1,377,600
Next plc	2,352	433,708
Pearson plc	11,217	158,759
Phoenix Group Holdings plc	14,545	144,496
Reckitt Benckiser Group plc	13,136	1,062,754
RELX plc	35,487	1,444,608
Rentokil Initial plc	51,438	310,278
Rolls-Royce Holdings plc	164,069	2,543,303
Sage Group plc (The)	18,628	271,937
Schroders plc	14,730	80,811
Segro plc (REIT)	26,711	259,381
Severn Trent plc	5,097	191,618
Smith & Nephew plc	16,403	273,838
Smiths Group plc	6,162	195,359
Spirax Group plc	1,403	128,978
SSE plc	23,080	677,902
Standard Chartered plc	37,850	929,583
Tesco plc	130,036	774,396
Unilever plc	42,464	2,781,546
United Utilities Group plc	13,789	221,927
Vodafone Group plc	372,431	496,396
Whitbread plc	3,531	121,370
Wise plc, Class A*	12,515	150,308

		45,333,700

United States (39.0%)
3M Co.	4,255	681,225
A.O. Smith Corp.	934	62,466
Abbott Laboratories	13,754	1,723,239
AbbVie, Inc.	14,023	3,204,115
Accenture plc, Class A	4,905	1,316,011
Adobe, Inc.*	3,321	1,162,317
Advanced Micro Devices, Inc.*	12,898	2,762,236
Aegon Ltd.	24,049	187,662
AES Corp. (The)	5,295	75,930
Aflac, Inc.	3,740	412,410
Agilent Technologies, Inc.	2,259	307,382
Air Products and Chemicals, Inc.	1,778	439,202
Airbnb, Inc., Class A*	3,322	450,862
Akamai Technologies, Inc.*	1,119	97,633
Albemarle Corp.	908	128,428
Alcon AG	9,654	771,247
Alexandria Real Estate Equities, Inc. (REIT)	1,253	61,322
Align Technology, Inc.*	507	79,168
Allegion plc	656	104,448
Alliant Energy Corp.	2,097	136,326
Allstate Corp. (The)	2,105	438,156
Alphabet, Inc., Class C	36,894	11,577,337
Alphabet, Inc., Class A	146,205	45,762,165
Altria Group, Inc.	13,421	773,855
Amazon.com, Inc.*	108,361	25,011,886
Amcor plc	18,408	153,523
Ameren Corp.	2,194	219,093
American Electric Power Co., Inc.	4,273	492,720
American Express Co.	4,263	1,577,097
American International Group, Inc.	4,211	360,251
American Tower Corp. (REIT)	3,741	656,807
American Water Works Co., Inc.	1,588	207,234
Ameriprise Financial, Inc.	724	355,006
AMETEK, Inc.	1,823	374,280
Amgen, Inc.	4,258	1,393,686
Amphenol Corp., Class A	9,754	1,318,156
Analog Devices, Inc.	29,681	8,049,487
Aon plc, Class A	1,723	608,012
AP Moller - Maersk A/S, Class A (x)	48	110,566
AP Moller - Maersk A/S, Class B (x)	77	177,367
APA Corp.	2,671	65,333

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Apollo Global Management, Inc.	3,715	$537,783
Apple, Inc.	117,237	31,872,051
Applied Materials, Inc.	6,321	1,624,434
AppLovin Corp., Class A*	2,142	1,443,322
Aptiv plc*	1,827	139,016
Arch Capital Group Ltd.*	2,827	271,166
Archer-Daniels-Midland Co.	3,819	219,554
Ares Management Corp., Class A	1,638	264,750
Arista Networks, Inc.*	8,234	1,078,901
ARM Holdings plc (ADR)*	14,547	1,590,133
Arthur J Gallagher & Co.	2,048	530,002
Assurant, Inc.	424	102,120
AT&T, Inc.	56,248	1,397,200
Atmos Energy Corp.	1,303	218,422
Autodesk, Inc.*	1,703	504,105
Automatic Data Processing, Inc.	3,183	818,763
AutoZone, Inc.*	132	447,678
AvalonBay Communities, Inc. (REIT)	1,155	209,413
Avery Dennison Corp.	638	116,039
Axon Enterprise, Inc.*	625	354,956
Baker Hughes Co.	7,840	357,034
Ball Corp.	2,048	108,483
Bank of America Corp.	53,304	2,931,720
Bank of New York Mellon Corp. (The)	5,469	634,896
Baxter International, Inc.	3,801	72,637
Becton Dickinson & Co.	2,290	444,420
Berkshire Hathaway, Inc., Class A*	1	754,800
Berkshire Hathaway, Inc., Class B*	14,549	7,313,055
Best Buy Co., Inc.	1,636	109,497
Biogen, Inc.*	1,141	200,805
Bio-Techne Corp.	1,215	71,454
BlackRock, Inc.‡	1,151	1,231,962
Blackstone, Inc.	5,889	907,730
Block, Inc., Class A*	4,261	277,348
Boeing Co. (The)*	6,224	1,351,355
Booking Holdings, Inc.	255	1,365,609
Boston Scientific Corp.*	50,280	4,794,198
BP plc	307,112	1,791,669
Bristol-Myers Squibb Co.	16,261	877,118
Broadcom, Inc.	61,657	21,339,488
Broadridge Financial Solutions, Inc.	957	213,574
Brown & Brown, Inc.	2,410	192,077
Brown-Forman Corp., Class B	1,502	39,142
Builders FirstSource, Inc.*	892	91,778
Bunge Global SA	1,103	98,255
Buzzi SpA	1,400	85,555
BXP, Inc. (REIT)	1,210	81,651
Cadence Design Systems, Inc.*	6,446	2,014,891
Camden Property Trust (REIT)	811	89,275
Campbell’s Co. (The) (x)	1,625	45,289
Capital One Financial Corp.	5,028	1,218,586
Cardinal Health, Inc.	1,904	391,272
Carnival Corp.*	8,805	268,905
Carrier Global Corp.	6,224	328,876
Carvana Co.*	1,122	473,506
Caterpillar, Inc.	3,710	2,125,348
Cboe Global Markets, Inc.	817	205,067
CBRE Group, Inc., Class A*	2,338	375,927
CDW Corp.	1,067	145,325
Cencora, Inc.	1,549	523,175
Centene Corp.*	3,683	151,555
CenterPoint Energy, Inc.	5,179	198,563
CF Industries Holdings, Inc.	1,211	93,659
CH Robinson Worldwide, Inc.	943	151,597
Charles River Laboratories International, Inc.*	368	73,409
Charles Schwab Corp. (The)	13,252	1,324,007
Charter Communications, Inc., Class A*	678	141,532
Chevron Corp.	15,017	2,288,741
Chipotle Mexican Grill, Inc.*	10,395	384,615
Chubb Ltd.	2,899	904,836
Church & Dwight Co., Inc.	1,917	160,740
Cigna Group (The)	2,133	587,066
Cincinnati Financial Corp.	1,260	205,783
Cintas Corp.	2,737	514,748
Cisco Systems, Inc.	31,266	2,408,420
Citigroup, Inc.	14,197	1,656,648
Citizens Financial Group, Inc.	3,471	202,741
Clorox Co. (The)	1,036	104,460
CME Group, Inc.	2,879	786,197
CMS Energy Corp.	2,380	166,433
Coca-Cola Co. (The)	30,670	2,144,140
Cognizant Technology Solutions Corp., Class A	3,826	317,558
Coinbase Global, Inc., Class A*	1,801	407,278
Colgate-Palmolive Co.	6,408	506,360
Comcast Corp., Class A	28,734	858,859
Comfort Systems USA, Inc.	279	260,388
Conagra Brands, Inc.	3,540	61,277
ConocoPhillips	9,772	914,757
Consolidated Edison, Inc.	2,855	283,559
Constellation Brands, Inc., Class A	1,076	148,445
Constellation Energy Corp.	2,457	867,984
Cooper Cos., Inc. (The)*	1,513	124,005
Copart, Inc.*	7,176	280,940
Corning, Inc.	6,192	542,172
Corpay, Inc.*	579	174,238
Corteva, Inc.	5,244	351,505
CoStar Group, Inc.*	3,456	232,381
Costco Wholesale Corp.	3,516	3,031,987
Coterra Energy, Inc.	5,998	157,867
CRH plc	5,318	663,686
Crowdstrike Holdings, Inc., Class A*	1,991	933,301
Crown Castle, Inc. (REIT)	3,416	303,580
CSX Corp.	14,894	539,907
Cummins, Inc.	1,101	562,005
CVS Health Corp.	10,133	804,155
CyberArk Software Ltd.*	973	434,016
Danaher Corp.	4,988	1,141,853
Darden Restaurants, Inc.	945	173,899
Datadog, Inc., Class A*	2,625	356,974
DaVita, Inc.*	248	28,175
Dayforce, Inc.*	1,368	94,611
Deckers Outdoor Corp.*	1,192	123,575
Deere & Co.	1,983	923,225
Dell Technologies, Inc., Class C	2,385	300,224
Delta Air Lines, Inc.	5,204	361,158
Devon Energy Corp.	4,990	182,784
Dexcom, Inc.*	2,994	198,712
Diamondback Energy, Inc.	1,509	226,848
Digital Realty Trust, Inc. (REIT)	2,530	391,416
Dollar General Corp.	1,761	233,808

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Dollar Tree, Inc.*	1,488	$183,039
Dominion Energy, Inc.	6,696	392,319
Domino’s Pizza, Inc.	248	103,371
DoorDash, Inc., Class A*	2,957	669,701
Dover Corp.	1,091	213,007
Dow, Inc.	5,365	125,434
DR Horton, Inc.	2,207	317,874
DTE Energy Co.	1,691	218,105
Duke Energy Corp.	6,212	728,109
DuPont de Nemours, Inc.	3,428	137,806
Eaton Corp. plc	3,068	977,189
eBay, Inc.	3,515	306,157
Ecolab, Inc.	7,806	2,049,231
Edison International	3,085	185,162
Edwards Lifesciences Corp.*	4,523	385,586
Electronic Arts, Inc.	1,807	369,224
Elevance Health, Inc.	1,745	611,710
Eli Lilly & Co.	14,239	15,302,369
EMCOR Group, Inc.	345	211,068
Emerson Electric Co.	4,496	596,709
Entergy Corp.	3,556	328,681
EOG Resources, Inc.	4,362	458,054
EPAM Systems, Inc.*	414	84,820
EQT Corp.	4,986	267,250
Equifax, Inc.	11,076	2,403,270
Equinix, Inc. (REIT)	782	599,137
Equity Residential (REIT)	2,726	171,847
Erie Indemnity Co., Class A	205	58,763
Essex Property Trust, Inc. (REIT)	522	136,597
Estee Lauder Cos., Inc. (The), Class A	1,933	202,424
Everest Group Ltd.	318	107,913
Evergy, Inc.	1,911	138,528
Eversource Energy	2,949	198,556
Exelon Corp.	7,954	346,715
Expand Energy Corp.	1,855	204,718
Expedia Group, Inc.	944	267,445
Expeditors International of Washington, Inc.	1,066	158,845
Experian plc	18,162	823,312
Extra Space Storage, Inc. (REIT)	1,734	225,801
Exxon Mobil Corp.	33,459	4,026,456
F5, Inc.*	465	118,696
FactSet Research Systems, Inc.	321	93,151
Fair Isaac Corp.*	189	319,527
Fastenal Co.	9,169	367,952
Federal Realty Investment Trust (REIT)	575	57,960
FedEx Corp.	1,716	495,684
Ferrovial SE	9,911	644,568
Fidelity National Information Services, Inc.	4,200	279,132
Fifth Third Bancorp	5,142	240,697
First Solar, Inc.*	829	216,560
FirstEnergy Corp.	4,229	189,332
Fiserv, Inc.*	4,166	279,830
Ford Motor Co.	30,912	405,565
Fortinet, Inc.*	5,013	398,082
Fortive Corp.	2,607	143,932
Fox Corp., Class A	1,716	125,388
Fox Corp., Class B	1,150	74,670
Franklin Resources, Inc.	2,286	54,613
Freeport-McMoRan, Inc.	11,470	582,561
Garmin Ltd.	1,279	259,445
Gartner, Inc.*	549	138,502
GE Aerospace	8,369	2,577,903
GE HealthCare Technologies, Inc.	3,588	294,288
GE Vernova, Inc.	2,146	1,402,561
Gen Digital, Inc.	4,225	114,878
Generac Holdings, Inc.*	483	65,867
General Dynamics Corp.	2,017	679,043
General Mills, Inc.	4,205	195,533
General Motors Co.	7,369	599,247
Genuine Parts Co.	1,134	139,437
Gilead Sciences, Inc.	9,913	1,216,722
Global Payments, Inc.	1,879	145,435
Globe Life, Inc.	638	89,231
GoDaddy, Inc., Class A*	1,085	134,627
Goldman Sachs Group, Inc. (The)	2,380	2,092,020
GSK plc	79,417	1,953,130
Haleon plc	173,854	878,331
Halliburton Co.	6,789	191,857
Hartford Insurance Group, Inc. (The)	2,232	307,570
Hasbro, Inc.	1,051	86,182
HCA Healthcare, Inc.	1,267	591,512
Healthpeak Properties, Inc. (REIT)	5,459	87,781
Henry Schein, Inc.*	768	58,045
Hershey Co. (The)	1,189	216,374
Hewlett Packard Enterprise Co.	10,329	248,103
Hilton Worldwide Holdings, Inc.	1,830	525,668
Holcim AG	9,873	969,227
Hologic, Inc.*	1,830	136,317
Home Depot, Inc. (The)	7,894	2,716,325
Honeywell International, Inc.	5,072	989,496
Hormel Foods Corp.	2,437	57,757
Host Hotels & Resorts, Inc. (REIT)	4,946	87,693
Howmet Aerospace, Inc.	3,221	660,369
HP, Inc.	7,396	164,783
Hubbell, Inc., Class B	418	185,638
Humana, Inc.	935	239,482
Huntington Bancshares, Inc.	12,193	211,549
Huntington Ingalls Industries, Inc.	296	100,661
IDEX Corp.	623	110,857
IDEXX Laboratories, Inc.*	2,652	1,794,158
Illinois Tool Works, Inc.	2,111	519,939
Incyte Corp.*	1,348	133,142
Ingersoll Rand, Inc.	2,801	221,895
Insulet Corp.*	554	157,469
Intel Corp.*	35,575	1,312,717
Interactive Brokers Group, Inc., Class A	3,626	233,188
Intercontinental Exchange, Inc.	4,486	726,553
International Business Machines Corp.	7,442	2,204,395
International Flavors & Fragrances, Inc.	1,976	133,163
International Paper Co.	4,233	166,738
Intuit, Inc.	13,392	8,871,129
Intuitive Surgical, Inc.*	10,188	5,770,076
Invesco Ltd.	3,778	99,248
Invitation Homes, Inc. (REIT)	4,692	130,391
IQVIA Holdings, Inc.*	7,605	1,714,243
Iron Mountain, Inc. (REIT)	2,395	198,665

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
J M Smucker Co. (The)	809	$79,128
Jabil, Inc.	861	196,325
Jack Henry & Associates, Inc.	567	103,466
Jacobs Solutions, Inc.	982	130,076
JB Hunt Transport Services, Inc.	632	122,823
Johnson & Johnson	19,116	3,956,056
Johnson Controls International plc	4,849	580,668
JPMorgan Chase & Co.	21,599	6,959,630
Kenvue, Inc.	14,856	256,266
Keurig Dr Pepper, Inc.	10,689	299,399
KeyCorp	7,379	152,303
Keysight Technologies, Inc.*	1,342	272,681
Kimberly-Clark Corp.	2,581	260,397
Kimco Realty Corp. (REIT)	5,627	114,059
Kinder Morgan, Inc.	15,465	425,133
KKR & Co., Inc.	5,481	698,718
KLA Corp.	1,038	1,261,253
Kraft Heinz Co. (The)	7,041	170,744
Kroger Co. (The)	4,940	308,651
L3Harris Technologies, Inc.	1,495	438,887
Labcorp Holdings, Inc.	645	161,818
Lam Research Corp.	64,349	11,015,262
Lamb Weston Holdings, Inc.	1,025	42,937
Las Vegas Sands Corp.	10,549	686,634
Leidos Holdings, Inc.	981	176,972
Lennar Corp., Class A	1,688	173,526
Lennox International, Inc.	262	127,222
Linde plc	5,497	2,343,866
Live Nation Entertainment, Inc.*	1,272	181,260
Lockheed Martin Corp.	1,600	773,872
Loews Corp.	1,286	135,429
Lowe’s Cos., Inc.	4,477	1,079,673
Lululemon Athletica, Inc.*	833	173,106
LyondellBasell Industries NV, Class A	2,098	90,843
M&T Bank Corp.	1,191	239,963
Marathon Petroleum Corp.	2,354	382,831
Marriott International, Inc., Class A	11,307	3,507,884
Marsh & McLennan Cos., Inc.	3,853	714,809
Martin Marietta Materials, Inc.	481	299,499
Marvell Technology, Inc.	40,276	3,422,654
Masco Corp.	1,653	104,899
Mastercard, Inc., Class A	10,914	6,230,584
Match Group, Inc.	1,914	61,803
McCormick & Co., Inc. (Non-Voting)	1,939	132,065
McDonald’s Corp.	5,640	1,723,753
McKesson Corp.	970	795,681
Medtronic plc	10,236	983,270
Merck & Co., Inc.	19,693	2,072,885
Meta Platforms, Inc., Class A	41,589	27,452,483
MetLife, Inc.	4,351	343,468
Mettler-Toledo International, Inc.*	158	220,282
MGM Resorts International*	1,574	57,435
Microchip Technology, Inc.	4,364	278,074
Micron Technology, Inc.	8,882	2,535,012
Microsoft Corp.	75,023	36,282,623
Mid-America Apartment Communities, Inc. (REIT)	970	134,743
Moderna, Inc.*	2,736	80,685
Molina Healthcare, Inc.*	378	65,598
Molson Coors Beverage Co., Class B	1,269	59,237
Monday.com Ltd.*	704	103,882
Mondelez International, Inc., Class A	10,337	556,441
Monolithic Power Systems, Inc.	375	339,885
Monster Beverage Corp.*	5,606	429,812
Moody’s Corp.	1,231	628,856
Morgan Stanley	9,582	1,701,092
Mosaic Co. (The)	2,383	57,406
Motorola Solutions, Inc.	1,331	510,199
MSCI, Inc.	584	335,058
Nasdaq, Inc.	3,570	346,754
Nestle SA (Registered)	50,198	4,990,015
NetApp, Inc.	1,605	171,879
Netflix, Inc.*	62,548	5,864,500
Newmont Corp.	8,581	856,813
News Corp., Class A	3,183	83,140
News Corp., Class B	1,004	29,748
NextEra Energy, Inc.	16,452	1,320,767
NIKE, Inc., Class B	9,491	604,672
NiSource, Inc.	3,746	156,433
Nordson Corp.	409	98,336
Norfolk Southern Corp.	1,782	514,499
Northern Trust Corp.	1,517	207,207
Northrop Grumman Corp.	1,075	612,976
Norwegian Cruise Line Holdings Ltd.*	3,497	78,053
Novartis AG (Registered)	37,108	5,134,499
NRG Energy, Inc.	1,551	246,981
Nucor Corp.	1,792	292,293
NVIDIA Corp.	268,634	50,100,241
NVR, Inc.*	22	160,441
Occidental Petroleum Corp.	5,831	239,771
Old Dominion Freight Line, Inc.	1,501	235,357
Omnicom Group, Inc.	2,581	208,416
ON Semiconductor Corp.*	3,271	177,125
ONEOK, Inc.	4,907	360,665
Oracle Corp. (Moscow Stock Exchange)	13,345	2,601,074
O’Reilly Automotive, Inc.*	6,633	604,996
Otis Worldwide Corp.	3,082	269,213
PACCAR, Inc.	4,195	459,394
Packaging Corp. of America	730	150,548
Palantir Technologies, Inc., Class A*	18,093	3,216,031
Palo Alto Networks, Inc.*	5,441	1,002,232
Paramount Skydance Corp., Class B (x)	2,047	27,430
Parker-Hannifin Corp.	999	878,081
Paychex, Inc.	2,629	294,921
Paycom Software, Inc.	418	66,612
PayPal Holdings, Inc.	7,346	428,859
Pentair plc	1,368	142,464
PepsiCo, Inc.	10,809	1,551,308
Pfizer, Inc.	45,422	1,131,008
PG&E Corp.	17,170	275,922
Phathom Pharmaceuticals, Inc. (x)*	55,750	924,893
Philip Morris International, Inc.	12,313	1,975,005
Phillips 66	3,207	413,831
Pinnacle West Capital Corp.	922	81,781
PNC Financial Services Group, Inc. (The)	3,146	656,665

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Pool Corp.	270	$61,762
PPG Industries, Inc.	1,827	187,194
PPL Corp.	5,985	209,595
Principal Financial Group, Inc.	1,542	136,020
Procter & Gamble Co. (The)	18,540	2,656,967
Progressive Corp. (The)	4,683	1,066,413
Prologis, Inc. (REIT)	7,414	946,471
Prudential Financial, Inc.	2,754	310,872
PTC, Inc.*	975	169,855
Public Service Enterprise Group, Inc.	3,903	313,411
Public Storage (REIT)	1,243	322,559
PulteGroup, Inc.	1,582	185,505
QIAGEN NV	4,104	187,398
Qnity Electronics, Inc.	1,714	139,948
QUALCOMM, Inc.	8,497	1,453,412
Quanta Services, Inc.	1,190	502,251
Quest Diagnostics, Inc.	898	155,830
Ralph Lauren Corp.	299	105,729
Raymond James Financial, Inc.	1,387	222,738
Realty Income Corp. (REIT)	7,304	411,726
Regency Centers Corp. (REIT)	1,239	85,528
Regeneron Pharmaceuticals, Inc.	795	613,637
Regions Financial Corp.	7,165	194,171
Republic Services, Inc.	1,608	340,783
ResMed, Inc.	1,148	276,519
Revvity, Inc.	939	90,848
Robinhood Markets, Inc., Class A*	6,183	699,297
Roche Holding AG (BMV Mexico Stock Exchange)	13,708	5,679,795
Roche Holding AG (OTC US Exchange)	621	262,794
Rockwell Automation, Inc.	885	344,327
Rollins, Inc.	2,227	133,665
Roper Technologies, Inc.	858	381,922
Ross Stores, Inc.	2,613	470,706
Royal Caribbean Cruises Ltd.	2,018	562,861
RTX Corp.	10,617	1,947,158
S&P Global, Inc.	22,534	11,776,043
Salesforce, Inc.	7,553	2,000,865
Sandisk Corp.*	1,102	261,593
Sanofi SA	21,529	2,092,889
SBA Communications Corp. (REIT)	855	165,383
Schneider Electric SE	10,680	2,948,262
Seagate Technology Holdings plc	1,725	475,048
Sempra	5,213	460,256
ServiceNow, Inc.*	16,485	2,525,337
Shell plc	113,260	4,183,126
Sherwin-Williams Co. (The)	1,810	586,494
Simon Property Group, Inc. (REIT)	2,608	482,767
Skyworks Solutions, Inc.	1,143	72,478
SLB Ltd.	11,919	457,451
Smurfit WestRock plc	4,212	162,878
Snap-on, Inc.	429	147,833
Solventum Corp.*	1,249	98,971
Southern Co. (The)	8,788	766,314
Southwest Airlines Co.	4,153	171,643
Spotify Technology SA*	6,634	3,852,430
Stanley Black & Decker, Inc.	1,289	95,747
Starbucks Corp.	9,081	764,711
State Street Corp.	2,205	284,467
Steel Dynamics, Inc.	1,071	181,481
Stellantis NV	40,517	450,491
STERIS plc	792	200,788
Stryker Corp.	5,832	2,049,773
Super Micro Computer, Inc. (x)*	3,852	112,748
Swiss Re AG	5,918	992,559
Synchrony Financial	2,786	232,436
Synopsys, Inc.*	1,478	694,246
Sysco Corp.	3,796	279,727
T. Rowe Price Group, Inc.	1,768	181,008
Take-Two Interactive Software, Inc.*	1,359	347,945
Tapestry, Inc.	1,609	205,582
Targa Resources Corp.	1,684	310,698
Target Corp.	3,630	354,832
Teledyne Technologies, Inc.*	366	186,927
Tenaris SA	6,997	135,760
Teradyne, Inc.	1,202	232,659
Tesla, Inc.*	22,294	10,026,058
Texas Instruments, Inc.	7,185	1,246,526
Texas Pacific Land Corp.	471	135,281
Textron, Inc.	1,349	117,592
Thermo Fisher Scientific, Inc.	9,569	5,544,757
TJX Cos., Inc. (The)	22,313	3,427,500
TKO Group Holdings, Inc., Class A	537	112,233
T-Mobile US, Inc.	3,795	770,537
Tractor Supply Co.	4,083	204,191
Trade Desk, Inc. (The), Class A*	3,517	133,505
Trane Technologies plc	1,742	677,986
TransDigm Group, Inc.	450	598,432
Travelers Cos., Inc. (The)	1,788	518,627
Trimble, Inc.*	1,952	152,939
Truist Financial Corp.	10,072	495,643
Tyler Technologies, Inc.*	340	154,343
Tyson Foods, Inc., Class A	2,240	131,309
Uber Technologies, Inc.*	16,424	1,342,005
UDR, Inc. (REIT)	2,550	93,534
Ulta Beauty, Inc.*	348	210,543
Union Pacific Corp.	4,680	1,082,578
United Airlines Holdings, Inc.*	2,522	282,010
United Parcel Service, Inc., Class B	5,880	583,237
United Rentals, Inc.	496	401,423
UnitedHealth Group, Inc.	7,178	2,369,530
Universal Health Services, Inc., Class B	436	95,057
US Bancorp	12,432	663,372
Valero Energy Corp.	2,395	389,882
Ventas, Inc. (REIT)	3,680	284,758
Veralto Corp.	1,973	196,866
VeriSign, Inc.	684	166,178
Verisk Analytics, Inc.	1,116	249,638
Verizon Communications, Inc.	33,344	1,358,101
Vertex Pharmaceuticals, Inc.*	2,005	908,987
Viatris, Inc.	9,449	117,640
VICI Properties, Inc. (REIT), Class A	8,688	244,307
Visa, Inc., Class A	37,066	12,999,417
Vistra Corp.	2,535	408,972
Vulcan Materials Co.	1,027	292,921
W.R. Berkley Corp.	2,317	162,468
W.W. Grainger, Inc.	352	355,186
Walmart, Inc.	34,792	3,876,177
Walt Disney Co. (The)	14,165	1,611,552
Warner Bros Discovery, Inc.*	19,754	569,310
Waste Management, Inc.	2,961	650,561

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Waters Corp.*	474	$180,039
WEC Energy Group, Inc.	2,615	275,778
Wells Fargo & Co.	24,906	2,321,239
Welltower, Inc. (REIT)	5,445	1,010,646
West Pharmaceutical Services, Inc.	578	159,031
Western Digital Corp.	2,686	462,717
Westinghouse Air Brake Technologies Corp.	1,337	285,383
Weyerhaeuser Co. (REIT)	5,470	129,584
Williams Cos., Inc. (The)	9,756	586,433
Williams-Sonoma, Inc.	945	168,768
Willis Towers Watson plc	762	250,393
Workday, Inc., Class A*	1,694	363,837
Wynn Resorts Ltd.	645	77,613
Xcel Energy, Inc.	4,725	348,988
Xylem, Inc.	1,904	259,287
Yum! Brands, Inc.	2,190	331,303
Zebra Technologies Corp., Class A*	375	91,057
Zimmer Biomet Holdings, Inc.	1,547	139,106
Zoetis, Inc.	3,426	431,059

		678,500,351

Total Common Stocks (80.7%) (Cost $535,824,052)		1,402,122,856

	Number of Rights	Value (Note 1)
RIGHTS:
Taiwan (0.0%)†
Unimicron Technology Corp., expiring 1/5/26* (Cost $—)	8,367	27,694

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (5.4%)
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	9,979,492	9,979,492
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	82,846,759	82,879,898
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.69% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		93,859,390

Total Short-Term Investments (5.4%) (Cost $93,850,358)		93,859,390

Total Investments in Securities (86.1%) (Cost $629,674,410)		1,496,009,940
Other Assets Less Liabilities (13.9%)		241,344,953

Net Assets (100%)		$1,737,354,893

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025, the market value or fair value, as applicable, of these securities amounted to $22,312,122 or 1.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $21,730,812. This was collateralized by $11,803,979 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.750%, maturing 1/13/26 – 8/15/55 and by cash of $10,979,492 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHF	— Swiss Franc
CVA	— Dutch Certification
CZK	— Czech Koruna
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israel New Shekel
INR	— India Rupee
JPY	— Japanese Yen
KRW	— Korean Republic Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
BlackRock, Inc.	1,151	1,289,588	85,264	(197,133)	57,159	(2,916)	1,231,962	25,872	—

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	881	3/2026	EUR	60,474,863	699,676
FTSE 100 Index	280	3/2026	GBP	37,519,919	666,704
S&P 500 E-Mini Index	530	3/2026	USD	182,651,250	265,704
SPI 200 Index	102	3/2026	AUD	14,764,318	78,334
TOPIX Index	170	3/2026	JPY	37,046,412	275,681

					1,986,099

Forward Foreign Currency Contracts outstanding as of December 31, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	18,567,488	USD	12,337,953	HSBC Bank plc	3/19/2026	54,020
GBP	3,444,482	USD	4,579,446	HSBC Bank plc	3/19/2026	62,670
USD	346,217	JPY	53,823,633	HSBC Bank plc	3/19/2026	427

Total unrealized appreciation						117,117

USD	555,693	EUR	471,992	Deutsche Bank AG	3/19/2026	(895)
USD	5,024,131	EUR	4,299,213	HSBC Bank plc	3/19/2026	(45,642)

Total unrealized depreciation						(46,537)

Net unrealized appreciation						70,580

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 2,419,826, CHF 4,553, CZK 37, DKK 3,355, EUR 65,511,170, GBP 32,648,587, HKD 10,297, ILS 2,609, INR 3,939, JPY 37,515,034, KRW 19,142, MXN 1, NOK 2,015, NZD 4,001, PLN 104, SEK 3,928, SGD 3,838, TRY 2 and ZAR 10.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$28,090,318	$—	$28,090,318
Austria	—	1,094,627	—	1,094,627
Belgium	—	3,400,053	—	3,400,053
Brazil	2,971,034	16,458,717	—	19,429,751
Canada	6,367,007	—	—	6,367,007
Chile	—	6,937,956	—	6,937,956
China	7,487,928	58,490,066	—	65,977,994
Czech Republic	—	1,771,374	—	1,771,374
Denmark	—	7,345,997	—	7,345,997
Finland	—	4,670,625	—	4,670,625
France	—	52,063,570	—	52,063,570
Germany	—	44,727,132	—	44,727,132
Hong Kong	169,465	7,134,820	—	7,304,285
India	9,053,448	59,856,908	—	68,910,356
Indonesia	210,496	1,252,792	—	1,463,288
Ireland	487,634	1,390,574	—	1,878,208
Israel	1,058,898	2,665,346	—	3,724,244
Italy	—	16,382,559	—	16,382,559
Ivory Coast	—	169,991	—	169,991
Japan	—	93,213,344	—	93,213,344
Luxembourg	—	632,730	—	632,730
Macau	—	320,936	—	320,936
Malaysia	—	3,586,410	—	3,586,410
Mexico	9,582,210	191,492	—	9,773,702
Netherlands	762,186	23,964,226	—	24,726,412
New Zealand	—	941,135	—	941,135
Norway	—	2,160,803	—	2,160,803
Peru	1,377,026	—	—	1,377,026
Poland	—	8,288,176	—	8,288,176
Portugal	—	688,948	—	688,948
Singapore	1,175,239	5,759,478	—	6,934,717
South Africa	—	10,028,104	—	10,028,104
South Korea	—	36,034,454	—	36,034,454
Spain	—	16,928,547	—	16,928,547
Sweden	—	16,061,151	—	16,061,151
Switzerland	532,373	25,244,588	—	25,776,961
Taiwan	—	79,105,914	—	79,105,914
United Kingdom	361,167	44,972,533	—	45,333,700
United States	643,050,129	35,450,222	—	678,500,351
Forward Currency Contracts	—	117,117	—	117,117
Futures	1,986,099	—	—	1,986,099
Rights
Taiwan	—	27,694	—	27,694
Short-Term Investments
Investment Companies	93,859,390	—	—	93,859,390

Total Assets	$780,491,729	$717,621,427	$—	$1,498,113,156

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Forward Currency Contracts	$—	$(46,537)	$—	$(46,537)

Total Liabilities	$—	$(46,537)	$—	$(46,537)

Total	$780,491,729	$717,574,890	$—	$1,498,066,619

Fair Values of Derivative Instruments as of December 31, 2025:
	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	$117,117
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	1,986,099 *

Total		$2,103,216

	Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(46,537)

Total		$(46,537)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(6,143,403)	$(6,143,403)
Equity contracts	(9,623,844)	—	(9,623,844)

Total	$(9,623,844)	$(6,143,403)	$(15,767,247)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$343,642	$343,642
Equity contracts	9,245,837	—	9,245,837

Total	$9,245,837	$343,642	$9,589,479

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

^ The Portfolio held forward foreign currency contracts and futures contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$315,195,000
Average notional value of contracts — short	52,518,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$54,164,000
Average settlement value sold — in USD	50,228,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2025:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$117,117	$(45,642)	$—	$71,475

Total	$117,117	$(45,642)	$—	$71,475

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Deutsche Bank AG	$895	$—	$—	$895
HSBC Bank plc	45,642	(45,642)	—	—

Total	$46,537	$(45,642)	$—	$895

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$167,726,015
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$371,011,734

During the year ended December 31, 2025, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 16%)*	Net Proceeds of Sales and Redemptions (affiliated 5%)*	Net Realized Gain (Loss)
$26,600,752	$18,111,794	$7,459,487

* Represents percentage/amount of total Purchases and/or Sales.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$874,527,625
Aggregate gross unrealized depreciation	(22,505,122)

Net unrealized appreciation	$852,022,503

Federal income tax cost of investments in securities and derivative instruments, if applicable	$646,044,116

For the period ended December 31, 2025, the Portfolio incurred approximately $31 as brokerage commissions with Bernstein Institutional Services, LLC, and $200 as brokerage commissions with Invesco Capital Market Inc., affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $233,000)	$1,231,962
Unaffiliated Issuers (Cost $629,441,410)	1,494,777,978
Cash	96,133,324
Foreign cash (Cost $143,683,825)	138,152,448
Cash held as collateral at broker for futures	21,044,668
Dividends, interest and other receivables	4,631,392
Receivable for securities sold	140,182
Receivable for Portfolio shares sold	121,676
Unrealized appreciation on forward foreign currency contracts	117,117
Securities lending income receivable	23,450
Other assets	61,538

Total assets	1,756,435,735

LIABILITIES
Payable for return of collateral on securities loaned	10,979,492
Accrued India taxes	4,329,052
Due to broker for futures variation margin	1,693,350
Investment management fees payable	940,740
Payable for Portfolio shares repurchased	448,032
Distribution fees payable – Class IB	266,918
Administrative fees payable	181,230
Unrealized depreciation on forward foreign currency contracts	46,537
Payable for securities purchased	3,981
Trustees’ fees payable	1,230
Accrued expenses	190,280

Total liabilities	19,080,842

Commitments and contingent liabilities^
NET ASSETS	$1,737,354,893

Net assets were comprised of:
Paid in capital	$986,749,227
Total distributable earnings (loss)	750,605,666

Net assets	$1,737,354,893

Class IB
Net asset value, offering and redemption price per share, $1,267,410,063 / 74,005,588 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.13

Class K
Net asset value, offering and redemption price per share, $469,944,830 / 27,260,751 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.24

(x)	Includes value of securities on loan of $21,730,812.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends ($25,872 of dividend income received from affiliates) (net of $2,032,934 foreign withholding tax)	$27,779,738
Interest	5,234,958
Securities lending (net)	128,932

Total income	33,143,628

EXPENSES
Investment management fees	12,169,655
Distribution fees – Class IB	3,054,990
Administrative fees	2,093,383
Custodian fees	637,400
Professional fees	203,403
Printing and mailing expenses	94,743
Trustees’ fees	56,782
Miscellaneous	149,592

Gross expenses	18,459,948
Less: Waiver from investment manager	(856,992)
Voluntary waiver from investment manager	(400,993)

Net expenses	17,201,963

NET INVESTMENT INCOME (LOSS)	15,941,665

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($57,159 realized gain (loss) from affiliates) (net of India tax of $729,316 on realized gain on investments)	143,719,987
Futures contracts	(9,623,844)
Forward foreign currency contracts	(6,143,403)
Foreign currency transactions	(1,363,316)

Net realized gain (loss)	126,589,424

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $104,172 on unrealized appreciation on investments) ($(2,916) of change in unrealized appreciation (depreciation) from affiliates)	131,621,347
Futures contracts	9,245,837
Forward foreign currency contracts	343,642
Foreign currency translations	11,778,192

Net change in unrealized appreciation (depreciation)	152,989,018

NET REALIZED AND UNREALIZED GAIN (LOSS)	279,578,442

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$295,520,107

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,941,665	$19,701,834
Net realized gain (loss)	126,589,424	194,777,630
Net change in unrealized appreciation (depreciation)	152,989,018	(6,347,301)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	295,520,107	208,132,163

Distributions to shareholders:
Class IB	(134,742,198)	(145,138,839)
Class K	(50,610,809)	(55,446,348)

Total distributions to shareholders	(185,353,007)	(200,585,187)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 16,862 shares, respectively ]	—	285,386
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (2,293,726) shares, respectively ]	—	(40,894,524)
Capital shares repurchased [ 0 and (131,702) shares, respectively ]	—	(2,254,193)

Total Class IA transactions	—	(42,863,331)

Class IB
Capital shares sold [ 1,056,771 and 948,280 shares, respectively ]	17,798,475	16,568,580
Capital shares issued in connection with share class combination (Note 1) [ 0 and 2,302,347 shares, respectively ]	—	40,894,524
Capital shares issued in reinvestment of dividends and distributions [ 7,839,957 and 8,603,565 shares, respectively ]	134,742,198	145,138,839
Capital shares repurchased [ (10,530,067) and (9,759,851) shares, respectively ]	(179,895,016)	(169,935,263)

Total Class IB transactions	(27,354,343)	32,666,680

Class K
Capital shares sold [ 65,296 and 275,668 shares, respectively ]	1,079,780	4,964,598
Capital shares issued in reinvestment of dividends and distributions [ 2,925,689 and 3,268,340 shares, respectively ]	50,610,809	55,446,348
Capital shares repurchased [ (3,986,850) and (4,585,773) shares, respectively ]	(68,315,253)	(80,322,398)

Total Class K transactions	(16,624,664)	(19,911,452)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(43,979,007)	(30,108,103)

TOTAL INCREASE (DECREASE) IN NET ASSETS	66,188,093	(22,561,127)
NET ASSETS:
Beginning of year	1,671,166,800	1,693,727,927

End of year	$1,737,354,893	$1,671,166,800

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025		2024	2023	2022	2021
Net asset value, beginning of year	$16.06		$16.07	$13.91	$18.20	$19.22

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.18	0.18	0.13	0.08	(aa)
Net realized and unrealized gain (loss)	2.89		1.91	2.78	(3.97)	2.90

Total from investment operations	3.04		2.09	2.96	(3.84)	2.98

Less distributions:
Dividends from net investment income	(0.14)		(0.22)	(0.14)	(0.05)	(0.19)
Distributions from net realized gains	(1.83)		(1.88)	(0.66)	(0.40)	(3.81)

Total dividends and distributions	(1.97)		(2.10)	(0.80)	(0.45)	(4.00)

Net asset value, end of year	$17.13		$16.06	$16.07	$13.91	$18.20

Total return	19.14%		12.62%	21.37%	(20.96)%	15.91%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,267,410		$1,214,787	$1,181,788	$1,086,961	$1,488,733
Ratio of expenses to average net assets:
After waivers (f)	1.09	%(i)	1.10%	1.10%	1.10%	1.14	%(g)
Before waivers (f)	1.17%		1.17%	1.17%	1.16%	1.18	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.88%		1.06%	1.17%	0.85%	0.38	%(bb)
Before waivers (f)	0.81%		0.99%	1.10%	0.79%	0.35	%(bb)
Portfolio turnover rate^	12%		12%	12%	13%	11%

	Year Ended December 31,
Class K	2025		2024	2023	2022	2021
Net asset value, beginning of year	$16.15		$16.15	$13.97	$18.28	$19.29

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19		0.23	0.22	0.17	0.13	(aa)
Net realized and unrealized gain (loss)	2.92		1.92	2.80	(3.99)	2.91

Total from investment operations	3.11		2.15	3.02	(3.82)	3.04

Less distributions:
Dividends from net investment income	(0.19)		(0.27)	(0.18)	(0.09)	(0.24)
Distributions from net realized gains	(1.83)		(1.88)	(0.66)	(0.40)	(3.81)

Total dividends and distributions	(2.02)		(2.15)	(0.84)	(0.49)	(4.05)

Net asset value, end of year	$17.24		$16.15	$16.15	$13.97	$18.28

Total return	19.42%		12.88%	21.70%	(20.78)%	16.17%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$469,945		$456,380	$473,091	$479,692	$647,493
Ratio of expenses to average net assets:
After waivers (f)	0.84	%(i)	0.85%	0.85%	0.85%	0.89	%(g)
Before waivers (f)	0.92%		0.92%	0.92%	0.91%	0.93	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.13%		1.32%	1.43%	1.10%	0.63	%(bb)
Before waivers (f)	1.06%		1.25%	1.36%	1.04%	0.60	%(bb)
Portfolio turnover rate^	12%		12%	12%	13%	11%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.04%.
(i)	Includes voluntary waiver from investment manager of 0.02%.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.06 and $0.11 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.10% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (32.0%)
iShares Core S&P 500 ETF	45,400	$31,096,276
SPDR S&P 500 ETF Trust	277,252	189,063,684
Vanguard S&P 500 ETF	49,600	31,105,648

Total Equity		251,265,608

Fixed Income (29.8%)
Vanguard Intermediate-Term Corporate Bond ETF (x)	2,797,200	234,265,500

Total Exchange Traded Funds (61.8%) (Cost $388,467,639)		485,531,108

SHORT-TERM INVESTMENTS:
Investment Companies (48.8%)
Allspring Government Money Market Fund, Select Shares 3.72% (7 day yield) (xx)	10,000,000	10,000,000
BlackRock Liquidity FedFund, Institutional Shares 3.65% (7 day yield) (xx)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.65% (7 day yield) (xx)	2,000,000	2,000,000
Goldman Sachs Financial Square Funds - Government Fund 3.67% (7 day yield)‡(xx)	71,796,744	71,796,744
Goldman Sachs Financial Square Funds - Treasury Obligations Fund 3.64% (7 day yield)‡	57,555,480	57,555,480
Goldman Sachs Financial Square Funds - Treasury Solutions Fund 3.62% (7 day yield)‡	59,640,511	59,640,511
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	64,970,713	64,970,713
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	102,015,167	102,055,972
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.69% (7 day yield) (xx)	5,000,000	5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 3.74% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		384,019,420

Total Short-Term Investments (48.8%) (Cost $384,012,735)		384,019,420

Total Investments in Securities (110.6%) (Cost $772,480,374)		869,550,528
Other Assets Less Liabilities (-10.6%)		(83,162,950)

Net Assets (100%)		$786,387,578

‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $210,296,501. This was collateralized by $112,367,075 of various U.S. Government Treasury Securities, ranging from 0.125% - 6.250%, maturing 1/15/26 - 5/15/55 and by cash of $102,970,713 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Money Market Funds
Goldman Sachs Financial Square Funds – Government Fund 3.67% (7 day yield)	71,796,744	47,478,257	27,911,307	(3,592,820)	—	—	71,796,744	2,203,885	—
Goldman Sachs Financial Square Funds – Treasury Obligations Fund 3.64% (7 day yield)	57,555,480	43,410,815	17,737,485	(3,592,820)	—	—	57,555,480	2,014,756	—
Goldman Sachs Financial Square Funds – Treasury Solutions Fund 3.62% (7 day yield)	59,640,511	45,434,067	17,799,264	(3,592,820)	—	—	59,640,511	2,128,893	—

Total		136,323,139	63,448,056	(10,778,460)	—	—	188,992,735	6,347,534	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,021	3/2026	EUR	70,084,944	1,549,691
FTSE 100 Index	358	3/2026	GBP	47,971,896	1,093,710
Russell 2000 E-Mini Index	372	3/2026	USD	46,462,800	(1,400,286)
S&P 500 E-Mini Index	49	3/2026	USD	16,886,625	34,879
S&P Midcap 400 E-Mini Index	205	3/2026	USD	68,166,600	(1,067,137)
TOPIX Index	212	3/2026	JPY	46,199,055	307,872

					518,729

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$485,531,108	$—	$—	$485,531,108
Futures	2,986,152	—	—	2,986,152
Short-Term Investments
Investment Companies	384,019,420	—	—	384,019,420

Total Assets	$872,536,680	$—	$—	$872,536,680

Liabilities:
Futures	$(2,467,423)	$—	$—	$(2,467,423)

Total Liabilities	$(2,467,423)	$—	$—	$(2,467,423)

Total	$870,069,257	$—	$—	$870,069,257

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$2,986,152	*

Total		$2,986,152

	Liability Derivatives
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(2,467,423	)*

Total		$(2,467,423)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$16,359,344	$16,359,344

Total	$16,359,344	$16,359,344

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$6,396,338	$6,396,338

Total	$6,396,338	$6,396,338

^	The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$261,656,000
Average notional value of contracts — short	117,048,000

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$144,273,922
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$69,229,497

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$99,652,109
Aggregate gross unrealized depreciation	(2,708,448)

Net unrealized appreciation	$96,943,661

Federal income tax cost of investments in securities and derivative instruments, if applicable	$773,125,596

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025
ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $188,992,735)	$188,992,735
Unaffiliated Issuers (Cost $583,487,639)	680,557,793
Cash	500,001
Foreign cash (Cost $41,239)	41,596
Due from broker for futures variation margin	18,589,983
Dividends, interest and other receivables	1,525,422
Securities lending income receivable	45,212
Receivable for Portfolio shares sold	12,738
Other assets	2,881

Total assets	890,268,361

LIABILITIES
Payable for return of collateral on securities loaned	102,970,713
Investment management fees payable	440,303
Distribution fees payable – Class IB	165,772
Payable for Portfolio shares repurchased	164,047
Administrative fees payable	82,110
Accrued expenses	57,838

Total liabilities	103,880,783

Commitments and contingent liabilities^
NET ASSETS	$786,387,578

Net assets were comprised of:
Paid in capital	$707,362,889
Total distributable earnings (loss)	79,024,689

Net assets	$786,387,578

Class IB
Net asset value, offering and redemption price per share, $786,387,578 / 61,281,306 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.83

(x)	Includes value of securities on loan of $210,296,501.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends ($6,347,534 of dividend income received from affiliates)	$22,667,026
Interest	450,165
Securities lending (net)	503,176

Total income	23,620,367

EXPENSES
Investment management fees	5,499,962
Distribution fees – Class IB	1,719,463
Administrative fees	859,530
Professional fees	82,162
Printing and mailing expenses	45,707
Trustees’ fees	22,292
Custodian fees	17,900
Miscellaneous	31,850

Gross expenses	8,278,866
Less: Waiver from investment manager	(716,554)
Voluntary waiver from investment manager	(294,442)

Net expenses	7,267,870

NET INVESTMENT INCOME (LOSS)	16,352,497

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	493,133
Futures contracts	16,359,344
Foreign currency transactions	(285,549)

Net realized gain (loss)	16,566,928

Change in unrealized appreciation (depreciation) on:
Investments in securities	42,806,005
Futures contracts	6,396,338
Foreign currency translations	30,831

Net change in unrealized appreciation (depreciation)	49,233,174

NET REALIZED AND UNREALIZED GAIN (LOSS)	65,800,102

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$82,152,599

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,352,497	$13,409,748
Net realized gain (loss)	16,566,928	21,628,566
Net change in unrealized appreciation (depreciation)	49,233,174	20,267,113

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	82,152,599	55,305,427

Distributions to shareholders:
Class IB	(47,123,693)	(28,529,410)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 10,362,758 and 13,220,338 shares, respectively ]	129,621,700	161,649,451
Capital shares issued in reinvestment of dividends [ 3,670,998 and 2,286,598 shares, respectively ]	47,123,693	28,529,410
Capital shares repurchased [ (1,722,134) and (2,045,605) shares, respectively ]	(21,628,382)	(24,998,145)

Total Class IB transactions	155,117,011	165,180,716

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	155,117,011	165,180,716

TOTAL INCREASE (DECREASE) IN NET ASSETS	190,145,917	191,956,733
NET ASSETS:
Beginning of year	596,241,661	404,284,928

End of year	$786,387,578	$596,241,661

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025		2024		2023		2022		2021
Net asset value, beginning of year	$12.18		$11.39		$9.88		$11.82		$11.41

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.30		0.33		0.27		0.10		—	#
Net realized and unrealized gain (loss)	1.17		1.09		1.47		(1.92)		1.52

Total from investment operations	1.47		1.42		1.74		(1.82)		1.52

Less distributions:
Dividends from net investment income	(0.28)		(0.29)		(0.23)		(0.08)		(0.02)
Distributions from net realized gains	(0.54)		(0.34)		—		(0.04)		(1.09)

Total dividends and distributions	(0.82)		(0.63)		(0.23)		(0.12)		(1.11)

Net asset value, end of year	$12.83		$12.18		$11.39		$9.88		$11.82

Total return	12.09%		12.30%		17.62%		(15.46)%		13.58%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$786,388		$596,242		$404,285		$248,619		$224,275
Ratio of expenses to average net assets:
After waivers (f)	1.06	%(i)(j)	1.05	%(i)(j)	1.06	%(j)	1.11	%(k)	1.13	%(g)(o)
Before waivers (f)	1.20%		1.21%		1.22%		1.23%		1.23	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	2.38%		2.65%		2.53%		0.95%		0.02%
Before waivers (f)(x)	2.23%		2.50%		2.37%		0.83%		(0.08)%
Portfolio turnover rate^	16%		9%		6%		23%		13%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.01%.
(i)	Includes voluntary waiver from investment manager of 0.04%.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.2%)
Entertainment (1.2%)
Live Nation Entertainment, Inc.*	6,257	$891,622
TKO Group Holdings, Inc., Class A	5,642	1,179,178

		2,070,800

Media (1.0%)
Omnicom Group, Inc.	21,134	1,706,571

Total Communication Services		3,777,371

Consumer Discretionary (8.9%)
Automobile Components (1.1%)
Aptiv plc*	24,477	1,862,455

Automobiles (0.5%)
Ford Motor Co.	64,111	841,136

Broadline Retail (1.4%)
eBay, Inc.	27,503	2,395,511

Hotels, Restaurants & Leisure (0.5%)
Wyndham Hotels & Resorts, Inc.	11,702	884,203

Household Durables (1.7%)
DR Horton, Inc.	11,058	1,592,684
SharkNinja, Inc.*	11,411	1,276,891

		2,869,575

Specialty Retail (2.4%)
Ross Stores, Inc.	22,978	4,139,257

Textiles, Apparel & Luxury Goods (1.3%)
Tapestry, Inc.	17,231	2,201,605

Total Consumer Discretionary		15,193,742

Consumer Staples (4.9%)
Beverages (2.3%)
Coca-Cola Europacific Partners plc	43,103	3,909,442

Consumer Staples Distribution & Retail (2.6%)
Casey’s General Stores, Inc.	3,182	1,758,723
Performance Food Group Co.*	30,122	2,708,571

		4,467,294

Total Consumer Staples		8,376,736

Energy (8.2%)
Oil, Gas & Consumable Fuels (8.2%)
BKV Corp.*	64,633	1,754,786
Diamondback Energy, Inc.	9,182	1,380,330
DT Midstream, Inc.	12,983	1,553,805
EOG Resources, Inc.	8,423	884,499
Expand Energy Corp.	21,669	2,391,391
HF Sinclair Corp.	14,706	677,652
Kinetik Holdings, Inc., Class A (x)	17,701	638,121
Permian Resources Corp.	62,191	872,540
Phillips 66	21,454	2,768,424
Targa Resources Corp.	6,249	1,152,941

Total Energy		14,074,489

Financials (17.4%)
Banks (4.2%)
Fifth Third Bancorp	53,852	2,520,812
First Horizon Corp.	73,301	1,751,894
SouthState Bank Corp.	14,739	1,387,087
Wintrust Financial Corp.	11,125	1,555,498

		7,215,291

Capital Markets (4.4%)
Invesco Ltd.	75,434	1,981,651
Jefferies Financial Group, Inc.	23,181	1,436,527
Nasdaq, Inc.	13,498	1,311,061
Raymond James Financial, Inc.	13,673	2,195,747
Robinhood Markets, Inc., Class A*	5,030	568,893

		7,493,879

Consumer Finance (1.2%)
Synchrony Financial	24,615	2,053,630

Financial Services (3.4%)
Corebridge Financial, Inc.	37,129	1,120,182
Fidelity National Information Services, Inc.	19,341	1,285,403
Global Payments, Inc.	17,230	1,333,602
Rocket Cos., Inc., Class A	104,154	2,016,421

		5,755,608

Insurance (4.2%)
American Financial Group, Inc.	13,840	1,891,651
Arch Capital Group Ltd.*	10,770	1,033,058
Globe Life, Inc.	13,549	1,894,963
Prudential Financial, Inc.	21,361	2,411,230

		7,230,902

Total Financials		29,749,310

Health Care (7.7%)
Biotechnology (0.5%)
Revolution Medicines, Inc.*	11,006	876,628

Health Care Equipment & Supplies (0.4%)
Dexcom, Inc.*	9,061	601,378

Health Care Providers & Services (3.8%)
Cencora, Inc.	8,456	2,856,014
Humana, Inc.	4,583	1,173,844
Quest Diagnostics, Inc.	14,178	2,460,308

		6,490,166

Life Sciences Tools & Services (2.5%)
Agilent Technologies, Inc.	19,624	2,670,238
Mettler-Toledo International, Inc.*	1,195	1,666,057

		4,336,295

Pharmaceuticals (0.5%)
Royalty Pharma plc, Class A	23,520	908,813

Total Health Care		13,213,280

Industrials (17.3%)
Aerospace & Defense (1.7%)
L3Harris Technologies, Inc.	10,087	2,961,241

Building Products (1.1%)
Builders FirstSource, Inc.*	19,155	1,970,858

Electrical Equipment (4.1%)
AMETEK, Inc.	14,425	2,961,597

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Rockwell Automation, Inc.	10,612	$4,128,811

		7,090,408

Ground Transportation (1.2%)
Old Dominion Freight Line, Inc.	13,203	2,070,230

Machinery (3.4%)
IDEX Corp.	5,537	985,254
Ingersoll Rand, Inc.	21,941	1,738,166
ITT, Inc.	6,942	1,204,506
Stanley Black & Decker, Inc.	25,281	1,877,873

		5,805,799

Passenger Airlines (2.2%)
United Airlines Holdings, Inc.*	32,989	3,688,830

Trading Companies & Distributors (3.6%)
Fastenal Co.	56,835	2,280,788
United Rentals, Inc.	4,708	3,810,279

		6,091,067

Total Industrials		29,678,433

Information Technology (8.7%)
Electronic Equipment, Instruments & Components (3.8%)
Coherent Corp.*	11,504	2,123,293
Ingram Micro Holding Corp. (x)	47,679	1,017,470
Jabil, Inc.	4,810	1,096,776
Mirion Technologies, Inc., Class A*	99,370	2,327,246

		6,564,785

Semiconductors & Semiconductor Equipment (1.8%)
Marvell Technology, Inc.	16,250	1,380,925
Teradyne, Inc.	8,305	1,607,516

		2,988,441

Software (0.6%)
Dynatrace, Inc.*	25,107	1,088,137

Technology Hardware, Storage & Peripherals (2.5%)
Hewlett Packard Enterprise Co.	69,463	1,668,501
Western Digital Corp.	14,899	2,566,651

		4,235,152

Total Information Technology		14,876,515

Materials (7.2%)
Chemicals (2.4%)
RPM International, Inc.	17,411	1,810,744
Solstice Advanced Materials, Inc.*	22,384	1,087,415
Westlake Corp. (x)	16,682	1,233,467

		4,131,626

Construction Materials (2.1%)
Martin Marietta Materials, Inc.	5,848	3,641,315

Containers & Packaging (1.6%)
International Paper Co.	68,448	2,696,167

Metals & Mining (1.1%)
Steel Dynamics, Inc.	10,773	1,825,485

Total Materials		12,294,593

Real Estate (8.0%)
Health Care REITs (0.5%)
Ventas, Inc. (REIT)	10,820	837,252

Industrial REITs (0.4%)
Americold Realty Trust, Inc. (REIT) (x)	59,436	764,347

Real Estate Management & Development (0.6%)
CBRE Group, Inc., Class A*	6,545	1,052,370

Residential REITs (2.7%)
American Homes 4 Rent (REIT), Class A	49,729	1,596,301
AvalonBay Communities, Inc. (REIT)	10,940	1,983,532
Mid-America Apartment Communities, Inc. (REIT)	7,208	1,001,263

		4,581,096

Retail REITs (0.8%)
Realty Income Corp. (REIT)	24,251	1,367,029

Specialized REITs (3.0%)
Digital Realty Trust, Inc. (REIT)	12,213	1,889,473
Extra Space Storage, Inc. (REIT)	11,416	1,486,591
VICI Properties, Inc. (REIT), Class A	62,931	1,769,620

		5,145,684

Total Real Estate		13,747,778

Utilities (7.7%)
Electric Utilities (3.0%)
Exelon Corp.	20,801	906,716
NRG Energy, Inc.	4,831	769,288
PG&E Corp.	76,225	1,224,936
PPL Corp.	63,194	2,213,054

		5,113,994

Multi-Utilities (4.7%)
Ameren Corp.	10,412	1,039,742
CMS Energy Corp.	29,144	2,038,040
NiSource, Inc.	65,291	2,726,552
Public Service Enterprise Group, Inc.	28,360	2,277,308

		8,081,642

Total Utilities		13,195,636

Total Common Stocks (98.2%) (Cost $144,794,558)		168,177,883

SHORT-TERM INVESTMENTS:
Investment Companies (0.7%)
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	1,175,166	1,175,166

Total Short-Term Investments (0.7%) (Cost $1,175,166)		1,175,166

Total Investments in Securities (98.9%) (Cost $145,969,724)		169,353,049
Other Assets Less Liabilities (1.1%)		1,837,065

Net Assets (100%)		$171,190,114

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

*	Non-income producing.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $3,041,991. This was collateralized by $1,991,716 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.750%, maturing 10/15/26 – 5/15/55 and by cash of $1,175,166 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$3,777,371	$—	$—	$3,777,371
Consumer Discretionary	15,193,742	—	—	15,193,742
Consumer Staples	8,376,736	—	—	8,376,736
Energy	14,074,489	—	—	14,074,489
Financials	29,749,310	—	—	29,749,310
Health Care	13,213,280	—	—	13,213,280
Industrials	29,678,433	—	—	29,678,433
Information Technology	14,876,515	—	—	14,876,515
Materials	12,294,593	—	—	12,294,593
Real Estate	13,747,778	—	—	13,747,778
Utilities	13,195,636	—	—	13,195,636
Short-Term Investments
Investment Companies	1,175,166	—	—	1,175,166

Total Assets	$169,353,049	$—	$—	$169,353,049

Total Liabilities	$—	$—	$—	$—

Total	$169,353,049	$—	$—	$169,353,049

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$154,629,841
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$153,880,861

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,735,837
Aggregate gross unrealized depreciation	(5,643,417)

Net unrealized appreciation	$23,092,420

Federal income tax cost of investments in securities and derivative instruments, if applicable	$146,260,629

For the period ended December 31, 2025, the Portfolio incurred approximately $429 as brokerage commissions with BTIG LLC, and $443 as brokerage commissions with Liquidnet Inc., affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $145,969,724)	$169,353,049
Cash	2,989,787
Dividends, interest and other receivables	196,922
Receivable for Portfolio shares sold	57,173
Securities lending income receivable	640
Other assets	826

Total assets	172,598,397

LIABILITIES
Payable for return of collateral on securities loaned	1,175,166
Investment management fees payable	99,311
Distribution fees payable – Class IB	36,349
Payable for Portfolio shares repurchased	35,340
Administrative fees payable	13,056
Accrued expenses	49,061

Total liabilities	1,408,283

Commitments and contingent liabilities^
NET ASSETS	$171,190,114

Net assets were comprised of:
Paid in capital	$144,216,067
Total distributable earnings (loss)	26,974,047

Net assets	$171,190,114

Class IB
Net asset value, offering and redemption price per share, $171,190,114 / 7,880,823 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.72

(x)	Includes value of securities on loan of $3,041,991.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $580 foreign withholding tax)	$2,927,502
Interest	97,517
Securities lending (net)	4,647

Total income	3,029,666

EXPENSES
Investment management fees	1,235,991
Distribution fees – Class IB	401,295
Administrative fees	145,352
Professional fees	61,738
Custodian fees	25,400
Printing and mailing expenses	20,568
Trustees’ fees	5,491
Miscellaneous	5,262

Gross expenses	1,901,097
Less: Waiver from investment manager	(152,057)

Net expenses	1,749,040

NET INVESTMENT INCOME (LOSS)	1,280,626

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	14,913,499
Net change in unrealized appreciation (depreciation) on investments in securities	(1,786,916)

NET REALIZED AND UNREALIZED GAIN (LOSS)	13,126,583

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,407,209

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,280,626	$1,148,479
Net realized gain (loss)	14,913,499	10,519,007
Net change in unrealized appreciation (depreciation)	(1,786,916)	5,827,157

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,407,209	17,494,643

Distributions to shareholders:
Class IB	(14,929,384)	(8,457,389)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 995,624 and 1,019,032 shares, respectively ]	21,774,269	21,979,428
Capital shares issued in reinvestment of dividends and distributions [ 674,241 and 374,227 shares, respectively ]	14,929,384	8,457,389
Capital shares repurchased [ (1,023,320) and (1,174,392) shares, respectively ]	(22,356,384)	(25,903,201)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	14,347,269	4,533,616

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,825,094	13,570,870
NET ASSETS:
Beginning of year	157,365,020	143,794,150

End of year	$171,190,114	$157,365,020

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025		2024		2023		2022		2021
Net asset value, beginning of year	$21.75		$20.50		$19.26		$24.23		$20.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18		0.16		0.15		0.12		0.05	(1)
Net realized and unrealized gain (loss)	1.84		2.33		2.01		(2.67)		6.18

Total from investment operations	2.02		2.49		2.16		(2.55)		6.23

Less distributions:
Dividends from net investment income	(0.23)		(0.18)		(0.15)		(0.13)		(0.06)
Distributions from net realized gains	(1.82)		(1.06)		(0.77)		(2.29)		(2.63)

Total dividends and distributions	(2.05)		(1.24)		(0.92)		(2.42)		(2.69)

Net asset value, end of year	$21.72		$21.75		$20.50		$19.26		$24.23

Total return	9.22%		11.89%		11.22%		(10.60)%		30.49%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$171,190		$157,365		$143,794		$133,167		$152,024
Ratio of expenses to average net assets:
After waivers (f)	1.09	%(j)	1.09	%(j)	1.09	%(j)	1.09	%(j)	1.09	%(j)
Before waivers (f)	1.18%		1.19%		1.20%		1.18%		1.19%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.80		0.74%		0.77%		0.57%		0.22	%(aa)
Before waivers (f)	0.70		0.64%		0.66%		0.48%		0.13	%(aa)
Portfolio turnover rate^	97%		64%		62%		72%		65%
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $0.03 for Class IB.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class IB.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratio for Class IB would have been 0.09% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.2%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	32,111	$797,637
Verizon Communications, Inc.	18,935	771,223

		1,568,860

Entertainment (0.4%)
Electronic Arts, Inc.	1,011	206,577
Live Nation Entertainment, Inc.*	708	100,890
Netflix, Inc.*	19,080	1,788,941
Take-Two Interactive Software, Inc.*	779	199,447
TKO Group Holdings, Inc., Class A	310	64,790
Walt Disney Co. (The)	8,074	918,579
Warner Bros Discovery, Inc.*	11,118	320,421

		3,599,645

Interactive Media & Services (2.5%)
Alphabet, Inc., Class A	26,123	8,176,499
Alphabet, Inc., Class C	20,971	6,580,700
Match Group, Inc.	1,081	34,905
Meta Platforms, Inc., Class A	9,740	6,429,277

		21,221,381

Media (0.1%)
Charter Communications, Inc., Class A*	417	87,049
Comcast Corp., Class A	16,538	494,321
Fox Corp., Class A	943	68,905
Fox Corp., Class B	667	43,308
News Corp., Class A	1,691	44,169
News Corp., Class B	559	16,563
Omnicom Group, Inc.	1,435	115,876
Paramount Skydance Corp., Class B(x)	1,387	18,586
Trade Desk, Inc. (The), Class A*	2,001	75,958

		964,735

Wireless Telecommunication Services (0.0%)†
T-Mobile US, Inc.	2,173	441,206

Total Communication Services		27,795,827

Consumer Discretionary (3.2%)
Automobile Components (0.0%)†
Aptiv plc*	978	74,416

Automobiles (0.7%)
Ford Motor Co.	17,554	230,309
General Motors Co.	4,276	347,724
Tesla, Inc.*	12,602	5,667,371

		6,245,404

Broadline Retail (1.2%)
Amazon.com, Inc.*	43,583	10,059,828
eBay, Inc.	2,052	178,729

		10,238,557

Distributors (0.0%)†
Genuine Parts Co.	625	76,850
LKQ Corp.	1,155	34,881
Pool Corp.	147	33,626

		145,357

Hotels, Restaurants & Leisure (0.6%)
Airbnb, Inc., Class A*	1,927	261,532
Booking Holdings, Inc.	146	781,878
Carnival Corp.*	4,876	148,913
Chipotle Mexican Grill, Inc.*	6,022	222,814
Darden Restaurants, Inc.	526	96,795
Domino’s Pizza, Inc.	140	58,355
DoorDash, Inc., Class A*	1,662	376,410
Expedia Group, Inc.	531	150,438
Hilton Worldwide Holdings, Inc.	1,056	303,336
Las Vegas Sands Corp.	1,387	90,280
Marriott International, Inc., Class A	1,012	313,963
McDonald’s Corp.	3,205	979,544
MGM Resorts International*	917	33,461
Norwegian Cruise Line Holdings Ltd.*	2,030	45,310
Royal Caribbean Cruises Ltd.	1,134	316,295
Starbucks Corp.	5,105	429,892
Wynn Resorts Ltd.	379	45,605
Yum! Brands, Inc.	1,246	188,495

		4,843,316

Household Durables (0.1%)
DR Horton, Inc.	1,245	179,317
Garmin Ltd.	735	149,095
Lennar Corp., Class A	1,022	105,062
Mohawk Industries, Inc.*	234	25,576
NVR, Inc.*	13	94,806
PulteGroup, Inc.	886	103,892

		657,748

Leisure Products (0.0%)†
Hasbro, Inc.	598	49,036

Specialty Retail (0.5%)
AutoZone, Inc.*	75	254,362
Best Buy Co., Inc.	883	59,099
CarMax, Inc.*	674	26,043
Home Depot, Inc. (The)	4,468	1,537,439
Lowe’s Cos., Inc.	2,517	607,000
O’Reilly Automotive, Inc.*	3,810	347,510
Ross Stores, Inc.	1,469	264,626
TJX Cos., Inc. (The)	5,010	769,586
Tractor Supply Co.	2,380	119,024
Ulta Beauty, Inc.*	202	122,212
Williams-Sonoma, Inc.	552	98,582

		4,205,483

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	666	69,044
Lululemon Athletica, Inc.*	490	101,827
NIKE, Inc., Class B	5,335	339,893
Ralph Lauren Corp.	174	61,528
Tapestry, Inc.	935	119,465

		691,757

Total Consumer Discretionary		27,151,074

Consumer Staples (1.4%)
Beverages (0.3%)
Brown-Forman Corp., Class B	791	20,613
Coca-Cola Co. (The)	17,394	1,216,015
Constellation Brands, Inc., Class A	641	88,432

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Keurig Dr Pepper, Inc.	6,100	$170,861
Molson Coors Beverage Co., Class B	761	35,523
Monster Beverage Corp.*	3,201	245,421
PepsiCo, Inc.	6,148	882,361

		2,659,226

Consumer Staples Distribution & Retail (0.6%)
Costco Wholesale Corp.	1,992	1,717,781
Dollar General Corp.	988	131,177
Dollar Tree, Inc.*	872	107,265
Kroger Co. (The)	2,732	170,695
Sysco Corp.	2,144	157,991
Target Corp.	2,040	199,410
Walmart, Inc.	19,711	2,196,003

		4,680,322

Food Products (0.1%)
Archer-Daniels-Midland Co.	2,158	124,063
Bunge Global SA	629	56,031
Campbell’s Co. (The)(x)	884	24,637
Conagra Brands, Inc.	2,151	37,234
General Mills, Inc.	2,401	111,647
Hershey Co. (The)	665	121,017
Hormel Foods Corp.	1,309	31,023
J M Smucker Co. (The)	479	46,851
Kraft Heinz Co. (The)	3,827	92,805
Lamb Weston Holdings, Inc.	626	26,223
McCormick & Co., Inc. (Non-Voting)	1,136	77,373
Mondelez International, Inc., Class A	5,811	312,806
Tyson Foods, Inc., Class A	1,283	75,210

		1,136,920

Household Products (0.2%)
Church & Dwight Co., Inc.	1,094	91,732
Clorox Co. (The)	549	55,356
Colgate-Palmolive Co.	3,630	286,842
Kimberly-Clark Corp.	1,490	150,326
Procter & Gamble Co. (The)	10,519	1,507,478

		2,091,734

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	1,052	110,165
Kenvue, Inc.	8,618	148,661

		258,826

Tobacco (0.2%)
Altria Group, Inc.	7,544	434,987
Philip Morris International, Inc.	6,990	1,121,196

		1,556,183

Total Consumer Staples		12,383,211

Energy (0.9%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	4,427	201,606
Halliburton Co.	3,829	108,207
SLB Ltd.	6,700	257,146

		566,959

Oil, Gas & Consumable Fuels (0.8%)
APA Corp.	1,607	39,307
Chevron Corp.	8,643	1,317,280
ConocoPhillips	5,609	525,058
Coterra Energy, Inc.	3,427	90,199
Devon Energy Corp.	2,851	104,432
Diamondback Energy, Inc.	845	127,029
EOG Resources, Inc.	2,452	257,485
EQT Corp.	2,803	150,241
Expand Energy Corp.	1,069	117,975
Exxon Mobil Corp.	19,145	2,303,909
Kinder Morgan, Inc.	8,781	241,390
Marathon Petroleum Corp.	1,365	221,990
Occidental Petroleum Corp.	3,227	132,694
ONEOK, Inc.	2,828	207,858
Phillips 66	1,815	234,208
Targa Resources Corp.	966	178,227
Texas Pacific Land Corp.	261	74,964
Valero Energy Corp.	1,395	227,092
Williams Cos., Inc. (The)	5,484	329,643

		6,880,981

Total Energy		7,447,940

Financials (4.0%)
Banks (1.1%)
Bank of America Corp.	30,602	1,683,110
Citigroup, Inc.	8,267	964,676
Citizens Financial Group, Inc.	1,937	113,140
Fifth Third Bancorp	2,972	139,119
Huntington Bancshares, Inc.	7,062	122,526
JPMorgan Chase & Co.	12,349	3,979,095
KeyCorp	4,186	86,399
M&T Bank Corp.	702	141,439
PNC Financial Services Group, Inc. (The)	1,768	369,034
Regions Financial Corp.	4,007	108,590
Truist Financial Corp.	5,791	284,975
US Bancorp	6,988	372,880
Wells Fargo & Co.	14,386	1,340,775

		9,705,758

Capital Markets (0.9%)
Ameriprise Financial, Inc.	423	207,414
Bank of New York Mellon Corp. (The)	3,167	367,657
BlackRock, Inc.	647	692,510
Blackstone, Inc.	3,310	510,203
Cboe Global Markets, Inc.	470	117,970
Charles Schwab Corp. (The)	7,663	765,610
CME Group, Inc.	1,618	441,844
Coinbase Global, Inc., Class A*	1,016	229,758
FactSet Research Systems, Inc.	170	49,332
Franklin Resources, Inc.	1,376	32,873
Interactive Brokers Group, Inc., Class A	2,000	128,620
Intercontinental Exchange, Inc.	2,571	416,399
Invesco Ltd.	2,003	52,619
KKR & Co., Inc.	3,081	392,766
Moody’s Corp.	693	354,019
Morgan Stanley	5,448	967,183
MSCI, Inc.	347	199,084
Nasdaq, Inc.	2,036	197,757
Northern Trust Corp.	859	117,331
Raymond James Financial, Inc.	797	127,990
Robinhood Markets, Inc., Class A*	3,476	393,136

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
S&P Global, Inc.	1,403	$733,194
State Street Corp.	1,274	164,359
T. Rowe Price Group, Inc.	971	99,411

		7,759,039

Consumer Finance (0.2%)
American Express Co.	2,438	901,938
Capital One Financial Corp.	2,872	696,058
Synchrony Financial	1,671	139,412

		1,737,408

Financial Services (1.2%)
Apollo Global Management, Inc.	2,066	299,074
Berkshire Hathaway, Inc., Class B*	8,235	4,139,323
Block, Inc., Class A*	2,468	160,642
Corpay, Inc.*	317	95,395
Fidelity National Information Services, Inc.	2,251	149,601
Fiserv, Inc.*	2,441	163,962
Global Payments, Inc.	1,089	84,289
Jack Henry & Associates, Inc.	327	59,671
Mastercard, Inc., Class A	3,707	2,116,252
PayPal Holdings, Inc.	4,290	250,450
Visa, Inc., Class A	7,628	2,675,216

		10,193,875

Insurance (0.6%)
Aflac, Inc.	2,162	238,404
Allstate Corp. (The)	1,183	246,241
American International Group, Inc.	2,488	212,848
Aon plc, Class A	968	341,588
Arch Capital Group Ltd.*	1,669	160,091
Arthur J Gallagher & Co.	1,151	297,867
Assurant, Inc.	227	54,673
Brown & Brown, Inc.	1,316	104,885
Chubb Ltd.	1,665	519,680
Cincinnati Financial Corp.	702	114,651
Erie Indemnity Co., Class A	114	32,678
Everest Group Ltd.	188	63,798
Globe Life, Inc.	364	50,909
Hartford Insurance Group, Inc. (The)	1,263	174,041
Loews Corp.	764	80,457
Marsh & McLennan Cos., Inc.	2,208	409,628
MetLife, Inc.	2,509	198,060
Principal Financial Group, Inc.	910	80,271
Progressive Corp. (The)	2,633	599,587
Prudential Financial, Inc.	1,581	178,463
Travelers Cos., Inc. (The)	1,011	293,251
W.R. Berkley Corp.	1,346	94,382
Willis Towers Watson plc	438	143,927

		4,690,380

Total Financials		34,086,460

Health Care (2.9%)
Biotechnology (0.5%)
AbbVie, Inc.	7,933	1,812,611
Amgen, Inc.	2,418	791,436
Biogen, Inc.*	658	115,801
Gilead Sciences, Inc.	5,572	683,907
Incyte Corp.*	737	72,794
Moderna, Inc.*	1,555	45,857
Regeneron Pharmaceuticals, Inc.	457	352,745
Vertex Pharmaceuticals, Inc.*	1,151	521,817

		4,396,968

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories	7,816	979,267
Align Technology, Inc.*	303	47,313
Baxter International, Inc.	2,307	44,087
Becton Dickinson & Co.	1,287	249,768
Boston Scientific Corp.*	6,654	634,459
Cooper Cos., Inc. (The)*	896	73,436
Dexcom, Inc.*	1,761	116,878
Edwards Lifesciences Corp.*	2,637	224,804
GE HealthCare Technologies, Inc.	2,050	168,141
Hologic, Inc.*	999	74,415
IDEXX Laboratories, Inc.*	359	242,874
Insulet Corp.*	316	89,820
Intuitive Surgical, Inc.*	1,610	911,840
Medtronic plc	5,754	552,729
ResMed, Inc.	658	158,492
Solventum Corp.*	662	52,457
STERIS plc	442	112,056
Stryker Corp.	1,545	543,021
Zimmer Biomet Holdings, Inc.	890	80,029

		5,355,886

Health Care Providers & Services (0.5%)
Cardinal Health, Inc.	1,072	220,296
Cencora, Inc.	871	294,180
Centene Corp.*	2,095	86,209
Cigna Group (The)	1,199	330,001
CVS Health Corp.	5,696	452,035
DaVita, Inc.*	161	18,291
Elevance Health, Inc.	1,011	354,406
HCA Healthcare, Inc.	736	343,609
Henry Schein, Inc.*	463	34,994
Humana, Inc.	540	138,310
Labcorp Holdings, Inc.	373	93,578
McKesson Corp.	559	458,542
Molina Healthcare, Inc.*	243	42,170
Quest Diagnostics, Inc.	502	87,112
UnitedHealth Group, Inc.	4,067	1,342,558
Universal Health Services, Inc., Class B	253	55,159

		4,351,450

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	1,276	173,625
Bio-Techne Corp.	704	41,402
Charles River Laboratories International, Inc.*	221	44,085
Danaher Corp.	2,862	655,169
IQVIA Holdings, Inc.*	763	171,988
Mettler-Toledo International, Inc.*	93	129,660
Revvity, Inc.	521	50,407
Thermo Fisher Scientific, Inc.	1,696	982,747
Waters Corp.*	267	101,415
West Pharmaceutical Services, Inc.	323	88,870

		2,439,368

Pharmaceuticals (1.0%)
Bristol-Myers Squibb Co.	9,141	493,066

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Eli Lilly & Co.	3,570	$3,836,608
Johnson & Johnson	10,815	2,238,164
Merck & Co., Inc.	11,217	1,180,701
Pfizer, Inc.	25,533	635,772
Viatris, Inc.	5,236	65,188
Zoetis, Inc.	1,990	250,382

		8,699,881

Total Health Care		25,243,553

Industrials (2.5%)
Aerospace & Defense (0.7%)
Axon Enterprise, Inc.*	353	200,479
Boeing Co. (The)*	3,396	737,340
GE Aerospace	4,762	1,466,839
General Dynamics Corp.	1,134	381,773
Howmet Aerospace, Inc.	1,810	371,086
Huntington Ingalls Industries, Inc.	176	59,852
L3Harris Technologies, Inc.	840	246,599
Lockheed Martin Corp.	923	446,427
Northrop Grumman Corp.	604	344,407
RTX Corp.	6,011	1,102,417
Textron, Inc.	800	69,736
TransDigm Group, Inc.	253	336,452

		5,763,407

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	530	85,203
Expeditors International of Washington, Inc.	609	90,747
FedEx Corp.	975	281,638
United Parcel Service, Inc., Class B	3,305	327,823

		785,411

Building Products (0.1%)
A.O. Smith Corp.	513	34,310
Allegion plc	386	61,459
Builders FirstSource, Inc.*	496	51,033
Carrier Global Corp.	3,592	189,801
Johnson Controls International plc	2,939	351,945
Lennox International, Inc.	144	69,924
Masco Corp.	940	59,652
Trane Technologies plc	999	388,811

		1,206,935

Commercial Services & Supplies (0.1%)
Cintas Corp.	1,538	289,252
Copart, Inc.*	3,995	156,404
Republic Services, Inc.	911	193,068
Rollins, Inc.	1,262	75,745
Veralto Corp.	1,114	111,155
Waste Management, Inc.	1,664	365,598

		1,191,222

Construction & Engineering (0.0%)†
EMCOR Group, Inc.	201	122,970
Quanta Services, Inc.	669	282,358

		405,328

Electrical Equipment (0.3%)
AMETEK, Inc.	1,037	212,906
Eaton Corp. plc	1,748	556,756
Emerson Electric Co.	2,527	335,383
GE Vernova, Inc.	1,222	798,663
Generac Holdings, Inc.*	264	36,002
Hubbell, Inc., Class B	239	106,142
Rockwell Automation, Inc.	505	196,480

		2,242,332

Ground Transportation (0.3%)
CSX Corp.	8,372	303,485
JB Hunt Transport Services, Inc.	343	66,658
Norfolk Southern Corp.	1,008	291,030
Old Dominion Freight Line, Inc.	831	130,301
Uber Technologies, Inc.*	9,365	765,214
Union Pacific Corp.	2,663	616,005

		2,172,693

Industrial Conglomerates (0.1%)
3M Co.	2,392	382,959
Honeywell International, Inc.	2,851	556,202

		939,161

Machinery (0.5%)
Caterpillar, Inc.	2,104	1,205,318
Cummins, Inc.	619	315,968
Deere & Co.	1,131	526,560
Dover Corp.	616	120,268
Fortive Corp.	1,519	83,864
IDEX Corp.	338	60,144
Illinois Tool Works, Inc.	1,191	293,343
Ingersoll Rand, Inc.	1,624	128,653
Nordson Corp.	241	57,944
Otis Worldwide Corp.	1,763	153,998
PACCAR, Inc.	2,358	258,225
Parker-Hannifin Corp.	574	504,523
Pentair plc	736	76,647
Snap-on, Inc.	234	80,636
Stanley Black & Decker, Inc.	695	51,625
Westinghouse Air Brake Technologies Corp.	768	163,930
Xylem, Inc.	1,093	148,845

		4,230,491

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	2,913	202,162
Southwest Airlines Co.	2,359	97,498
United Airlines Holdings, Inc.*	1,454	162,586

		462,246

Professional Services (0.1%)
Automatic Data Processing, Inc.	1,819	467,901
Broadridge Financial Solutions, Inc.	526	117,388
Dayforce, Inc.*	717	49,588
Equifax, Inc.	556	120,641
Jacobs Solutions, Inc.	537	71,131
Leidos Holdings, Inc.	576	103,910
Paychex, Inc.	1,456	163,334
Paycom Software, Inc.	225	35,856
Verisk Analytics, Inc.	627	140,254

		1,270,003

Trading Companies & Distributors (0.1%)
Fastenal Co.	5,154	206,830
United Rentals, Inc.	289	233,893

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
W.W. Grainger, Inc.	198	$199,792

		640,515

Total Industrials		21,309,744

Information Technology (10.5%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	4,628	606,407
Cisco Systems, Inc.	17,783	1,369,825
F5, Inc.*	258	65,857
Motorola Solutions, Inc.	748	286,723

		2,328,812

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	5,483	740,972
CDW Corp.	589	80,222
Corning, Inc.	3,501	306,547
Jabil, Inc.	482	109,906
Keysight Technologies, Inc.*	773	157,066
TE Connectivity plc	1,327	301,906
Teledyne Technologies, Inc.*	211	107,764
Trimble, Inc.*	1,069	83,756
Zebra Technologies Corp., Class A*	228	55,363

		1,943,502

IT Services (0.3%)
Accenture plc, Class A	2,797	750,435
Akamai Technologies, Inc.*	644	56,189
Cognizant Technology Solutions Corp., Class A	2,193	182,019
EPAM Systems, Inc.*	250	51,220
Gartner, Inc.*	340	85,775
GoDaddy, Inc., Class A*	622	77,178
International Business Machines Corp.	4,183	1,239,047
VeriSign, Inc.	378	91,835

		2,533,698

Semiconductors & Semiconductor Equipment (4.3%)
Advanced Micro Devices, Inc.*	7,288	1,560,798
Analog Devices, Inc.	2,229	604,505
Applied Materials, Inc.	3,604	926,192
Broadcom, Inc.	21,122	7,310,324
First Solar, Inc.*	482	125,913
Intel Corp.*	19,656	725,306
KLA Corp.	593	720,542
Lam Research Corp.	5,684	972,987
Microchip Technology, Inc.	2,424	154,457
Micron Technology, Inc.	5,026	1,434,471
Monolithic Power Systems, Inc.	215	194,867
NVIDIA Corp.	109,575	20,435,738
NXP Semiconductors NV	1,132	245,712
ON Semiconductor Corp.*	1,837	99,474
Qnity Electronics, Inc.	940	76,751
QUALCOMM, Inc.	4,843	828,395
Skyworks Solutions, Inc.	667	42,294
Teradyne, Inc.	714	138,202
Texas Instruments, Inc.	4,083	708,360

		37,305,288

Software (3.2%)
Adobe, Inc.*	1,905	666,731
AppLovin Corp., Class A*	1,216	819,365
Autodesk, Inc.*	961	284,466
Cadence Design Systems, Inc.*	1,224	382,598
Crowdstrike Holdings, Inc., Class A*	1,119	524,542
Datadog, Inc., Class A*	1,452	197,458
Fair Isaac Corp.*	108	182,587
Fortinet, Inc.*	2,925	232,274
Gen Digital, Inc.	2,517	68,437
Intuit, Inc.	1,253	830,012
Microsoft Corp.	33,381	16,143,719
Oracle Corp.	7,442	1,450,520
Palantir Technologies, Inc., Class A*	10,213	1,815,361
Palo Alto Networks, Inc.*	3,000	552,600
PTC, Inc.*	538	93,725
Roper Technologies, Inc.	483	214,998
Salesforce, Inc.	4,293	1,137,259
ServiceNow, Inc.*	4,670	715,397
Synopsys, Inc.*	831	390,337
Tyler Technologies, Inc.*	194	88,066
Workday, Inc., Class A*	970	208,337

		26,998,789

Technology Hardware, Storage & Peripherals (2.2%)
Apple, Inc.	66,645	18,118,110
Dell Technologies, Inc., Class C	1,362	171,448
Hewlett Packard Enterprise Co.	5,893	141,550
HP, Inc.	4,218	93,977
NetApp, Inc.	899	96,274
Seagate Technology Holdings plc	955	262,997
Super Micro Computer, Inc.(x)*	2,251	65,887
Western Digital Corp.	1,558	268,397

		19,218,640

Total Information Technology		90,328,729

Materials (0.5%)
Chemicals (0.3%)
Air Products and Chemicals, Inc.	999	246,773
Albemarle Corp.	528	74,680
CF Industries Holdings, Inc.	727	56,226
Corteva, Inc.	3,050	204,442
Dow, Inc.	3,183	74,419
DuPont de Nemours, Inc.	1,880	75,576
Eastman Chemical Co.	516	32,936
Ecolab, Inc.	1,146	300,848
International Flavors & Fragrances, Inc.	1,151	77,566
Linde plc	2,106	897,977
LyondellBasell Industries NV, Class A	1,156	50,055
Mosaic Co. (The)	1,425	34,328
PPG Industries, Inc.	1,014	103,895
Sherwin-Williams Co. (The)	1,041	337,315
Solstice Advanced Materials, Inc.*	712	34,589

		2,601,625

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	271	168,741
Vulcan Materials Co.	593	169,135

		337,876

Containers & Packaging (0.1%)
Amcor plc	10,353	86,344

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Avery Dennison Corp.	350	$63,658
Ball Corp.	1,222	64,729
International Paper Co.	2,371	93,394
Packaging Corp. of America	401	82,698
Smurfit WestRock plc	2,345	90,681

		481,504

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	6,448	327,494
Newmont Corp.	4,933	492,560
Nucor Corp.	1,031	168,166
Steel Dynamics, Inc.	621	105,229

		1,093,449

Total Materials		4,514,454

Real Estate (0.5%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	699	34,209
Healthpeak Properties, Inc. (REIT)	3,121	50,186
Ventas, Inc. (REIT)	2,041	157,933
Welltower, Inc. (REIT)	3,004	557,572

		799,900

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	2,871	50,903

Industrial REITs (0.0%)†
Prologis, Inc. (REIT)	4,168	532,087

Office REITs (0.0%)†
BXP, Inc. (REIT)	661	44,604

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	1,316	211,599
CoStar Group, Inc.*	1,903	127,958

		339,557

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	639	115,857
Camden Property Trust (REIT)	480	52,838
Equity Residential (REIT)	1,561	98,405
Essex Property Trust, Inc. (REIT)	289	75,626
Invitation Homes, Inc. (REIT)	2,533	70,392
Mid-America Apartment Communities, Inc. (REIT)	526	73,067
UDR, Inc. (REIT)	1,354	49,665

		535,850

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	353	35,583
Kimco Realty Corp. (REIT)	3,041	61,641
Realty Income Corp. (REIT)	4,106	231,455
Regency Centers Corp. (REIT)	734	50,668
Simon Property Group, Inc. (REIT)	1,466	271,371

		650,718

Specialized REITs (0.2%)
American Tower Corp. (REIT)	2,103	369,224
Crown Castle, Inc. (REIT)	1,956	173,830
Digital Realty Trust, Inc. (REIT)	1,440	222,782
Equinix, Inc. (REIT)	439	336,344
Extra Space Storage, Inc. (REIT)	953	124,100
Iron Mountain, Inc. (REIT)	1,326	109,992
Public Storage (REIT)	709	183,985
SBA Communications Corp. (REIT)	482	93,233
VICI Properties, Inc. (REIT), Class A	4,789	134,667
Weyerhaeuser Co. (REIT)	3,240	76,755

		1,824,912

Total Real Estate		4,778,531

Utilities (0.7%)
Electric Utilities (0.5%)
Alliant Energy Corp.	1,154	75,022
American Electric Power Co., Inc.	2,402	276,975
Constellation Energy Corp.	1,403	495,638
Duke Energy Corp.	3,492	409,297
Edison International	1,728	103,715
Entergy Corp.	2,005	185,322
Evergy, Inc.	1,034	74,955
Eversource Energy	1,667	112,239
Exelon Corp.	4,536	197,724
FirstEnergy Corp.	2,334	104,493
NextEra Energy, Inc.	9,248	742,429
NRG Energy, Inc.	869	138,380
PG&E Corp.	9,870	158,611
Pinnacle West Capital Corp.	536	47,543
PPL Corp.	3,321	116,301
Southern Co. (The)	4,940	430,768
Xcel Energy, Inc.	2,656	196,172

		3,865,584

Gas Utilities (0.0%)†
Atmos Energy Corp.	721	120,862

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	3,198	45,859
Vistra Corp.	1,430	230,702

		276,561

Multi-Utilities (0.2%)
Ameren Corp.	1,214	121,230
CenterPoint Energy, Inc.	2,932	112,413
CMS Energy Corp.	1,344	93,986
Consolidated Edison, Inc.	1,620	160,898
Dominion Energy, Inc.	3,833	224,576
DTE Energy Co.	932	120,209
NiSource, Inc.	2,115	88,322
Public Service Enterprise Group, Inc.	2,241	179,952
Sempra	2,930	258,690
WEC Energy Group, Inc.	1,445	152,390

		1,512,666

Water Utilities (0.0%)†
American Water Works Co., Inc.	876	114,318

Total Utilities		5,889,991

Total Common Stocks (30.3%) (Cost $113,561,809)		260,929,514

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligation (41.0%)
U.S. Treasury Notes 4.000%, 2/15/34	$352,700,000	$352,293,549

Total Long-Term Debt Securities (41.0%) (Cost $353,657,945)		352,293,549

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)†
Consumer Staples Distribution & Retail (0.0%)†
Walgreens Boots Alliance, Inc., CVR (r)*	3,179	1,264

Total Consumer Staples		1,264

Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR*	274	438

Total Health Care		438

Total Rights (0.0%)† (Cost $1,543)		1,702

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (24.3%)
Goldman Sachs Financial Square Funds – Government Fund 3.67% (7 day yield)‡	42,527,658	42,527,658
Goldman Sachs Financial Square Funds – Treasury Obligations Fund 3.64% (7 day yield)‡	41,660,547	41,660,547
Goldman Sachs Financial Square Funds – Treasury Solutions Fund 3.62% (7 day yield)‡	41,225,791	41,225,791
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	36,278	36,278
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	83,266,596	83,299,902

Total Investment Companies		208,750,176

Total Short-Term Investments (24.3%) (Cost $208,728,190)		208,750,176

Total Investments in Securities (95.6%) (Cost $675,949,487)		821,974,941
Other Assets Less Liabilities (4.4%)		37,794,262

Net Assets (100%)		$859,769,203

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $89,980. This was collateralized by $56,911 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.750%, maturing 10/15/26 – 5/15/55 and by cash of $36,278 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:
CVR	—	Contingent Value Right
EUR	—	European Currency Unit
GBP	—	British Pound
JPY	—	Japanese Yen
REIT	—	Real Estate Investment Trust
USD	—	United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Money Market Funds
Goldman Sachs Financial Square Funds – Government Fund 3.67% (7 day yield)	42,527,658	39,579,751	8,112,260	(5,164,353)	—	—	42,527,658	1,545,079	—
Goldman Sachs Financial Square Funds – Treasury Obligations Fund 3.64% (7 day yield)	41,660,547	38,772,801	7,946,703	(5,058,957)	—	—	41,660,547	1,511,340	—
Goldman Sachs Financial Square Funds – Treasury Solutions Fund 3.62% (7 day yield)	41,225,791	38,368,126	7,863,924	(5,006,259)	—	—	41,225,791	1,602,489	—

Total		116,720,678	23,922,887	(15,229,569)	—	—	125,413,996	4,658,908	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Futures contracts outstanding as of December 31, 2025 (Note 1):
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	966	3/2026	EUR	66,309,555	1,466,211
FTSE 100 Index	330	3/2026	GBP	44,219,904	1,008,168
Russell 2000 E-Mini Index	343	3/2026	USD	42,840,700	(1,291,123)
S&P Midcap 400 E-Mini Index	194	3/2026	USD	64,508,880	(1,009,876)
TOPIX Index	195	3/2026	JPY	42,494,414	282,731

					456,111

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$27,795,827	$—	$—	$27,795,827
Consumer Discretionary	27,151,074	—	—	27,151,074
Consumer Staples	12,383,211	—	—	12,383,211
Energy	7,447,940	—	—	7,447,940
Financials	34,086,460	—	—	34,086,460
Health Care	25,243,553	—	—	25,243,553
Industrials	21,309,744	—	—	21,309,744
Information Technology	90,328,729	—	—	90,328,729
Materials	4,514,454	—	—	4,514,454
Real Estate	4,778,531	—	—	4,778,531
Utilities	5,889,991	—	—	5,889,991
Futures	2,757,110	—	—	2,757,110
Rights
Consumer Staples	—	—	1,264	1,264
Health Care	—	438	—	438
Short-Term Investments
Investment Companies	208,750,176	—	—	208,750,176
U.S. Treasury Obligation	—	352,293,549	—	352,293,549

Total Assets	$472,436,800	$352,293,987	$1,264	$824,732,051

Liabilities:
Futures	$(2,300,999)	$—	$—	$(2,300,999)

Total Liabilities	$(2,300,999)	$—	$—	$(2,300,999)

Total	$470,135,801	$352,293,987	$1,264	$822,431,052

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Fair Values of Derivative Instruments as of December 31, 2025:
	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$2,757,110	*

Total		$2,757,110

	Liability Derivatives
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(2,300,999	)*

Total		$(2,300,999)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$3,954,169	$3,954,169

Total	$3,954,169	$3,954,169

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$6,578,345	$6,578,345

Total	$6,578,345	$6,578,345

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$237,369,000
Average notional value of contracts — short	68,720,000

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$25,964,734
Long-term U.S. government debt securities	1,429,272,137

$1,455,236,871

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$39,334,028
Long-term U.S. government debt securities	1,420,577,874

$1,459,911,902

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$155,924,158
Aggregate gross unrealized depreciation	(10,188,467)

Net unrealized appreciation	$145,735,691

Federal income tax cost of investments in securities and derivative instruments, if applicable	$676,695,361

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $125,413,996)	$125,413,996
Unaffiliated Issuers (Cost $550,535,491)	696,560,945
Cash	16,092,641
Foreign cash (Cost $260,033)	261,888
Cash held as collateral at broker for futures	17,450,394
Dividends, interest and other receivables	6,233,482
Receivable for Portfolio shares sold	68,537
Securities lending income receivable	34
Other assets	4,121

Total assets	862,086,038

LIABILITIES
Due to broker for futures variation margin	1,232,145
Investment management fees payable	526,079
Distribution fees payable – Class IB	182,754
Payable for Portfolio shares repurchased	181,073
Administrative fees payable	90,522
Payable for return of collateral on securities loaned	36,278
Accrued expenses	67,984

Total liabilities	2,316,835

Commitments and contingent liabilities^
NET ASSETS	$859,769,203

Net assets were comprised of:
Paid in capital	$768,375,566
Total distributable earnings (loss)	91,393,637

Net assets	$859,769,203

Class IB
Net asset value, offering and redemption price per share, $859,769,203 / 73,295,758 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.73

(x)	Includes value of securities on loan of $89,980.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Interest	$14,559,518
Dividends ($4,658,908 of dividend income received from affiliates) (net of $1,051 foreign withholding tax)	11,037,560
Securities lending (net)	6,199

Total income	25,603,277

EXPENSES
Investment management fees	6,356,019
Distribution fees – Class IB	1,993,884
Administrative fees	995,678
Professional fees	86,617
Custodian fees	63,500
Printing and mailing expenses	50,917
Trustees’ fees	26,842
Miscellaneous	33,802

Gross expenses	9,607,259
Less: Waiver from investment manager	(536,944)
Voluntary waiver from investment manager	(216,468)

Net expenses	8,853,847

NET INVESTMENT INCOME (LOSS)	16,749,430

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	21,074,958
Futures contracts	3,954,169
Foreign currency transactions	(150,641)

Net realized gain (loss)	24,878,486

Change in unrealized appreciation (depreciation) on:
Investments in securities	28,261,169
Futures contracts	6,578,345
Foreign currency translations	4,349

Net change in unrealized appreciation (depreciation)	34,843,863

NET REALIZED AND UNREALIZED GAIN (LOSS)	59,722,349

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$76,471,779

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,749,430	$19,075,341
Net realized gain (loss)	24,878,486	45,795,458
Net change in unrealized appreciation (depreciation)	34,843,863	4,735,287

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	76,471,779	69,606,086

Distributions to shareholders:
Class IB	(30,258,498)	(19,052,341)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 8,582,742 and 7,797,375 shares, respectively ]	99,321,161	85,350,750
Capital shares issued in reinvestment of dividends [ 2,586,177 and 1,687,813 shares, respectively ]	30,258,498	19,052,341
Capital shares repurchased [ (9,166,494) and (9,614,335) shares, respectively ]	(104,105,634)	(105,960,871)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	25,474,025	(1,557,780)

TOTAL INCREASE (DECREASE) IN NET ASSETS	71,687,306	48,995,965
NET ASSETS:
Beginning of year	788,081,897	739,085,932

End of year	$859,769,203	$788,081,897

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025		2024		2023		2022		2021
Net asset value, beginning of year	$11.05		$10.35		$9.29		$11.09		$11.15

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24		0.27		0.23		0.08		(0.02)
Net realized and unrealized gain (loss)	0.87		0.70		1.07		(1.83)		1.18

Total from investment operations	1.11		0.97		1.30		(1.75)		1.16

Less distributions:
Dividends from net investment income	(0.24)		(0.27)		(0.24)		(0.05)		(0.01)
Distributions from net realized gains	(0.19)		—		—		—		(1.21)

Total dividends and distributions	(0.43)		(0.27)		(0.24)		(0.05)		(1.22)

Net asset value, end of year	$11.73		$11.05		$10.35		$9.29		$11.09

Total return	10.02%		9.35%		13.97%		(15.76)%		10.60%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$859,769		$788,082		$739,086		$650,822		$788,609
Ratio of expenses to average net assets:
After waivers (f)	1.11	%(i)(j)	1.11	%(i)(j)	1.11	%(j)	1.16	%(k)	1.17	%(o)
Before waivers (f)	1.20%		1.21%		1.21%		1.20%		1.20%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.10%		2.45%		2.37%		0.79%		(0.21)%
Before waivers (f)	2.01%		2.35%		2.27%		0.75%		(0.23)%
Portfolio turnover rate^	254%		139%		132%		250%		252%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(i)	Includes voluntary waiver from investment manager of 0.03%.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (98.0%)
Communication Services (5.1%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.
2.750%, 6/1/31	$160,000	$146,907
2.250%, 2/1/32	2,783,000	2,440,957
2.550%, 12/1/33	14,800,000	12,620,510
Orange SA 9.000%, 3/1/31 (e)	370,000	445,016
Sprint Capital Corp. 8.750%, 3/15/32	720,000	871,402
TELUS Corp. 3.400%, 5/13/32	2,287,000	2,110,853
Verizon Communications, Inc.
1.750%, 1/20/31	1,061,000	934,551
2.550%, 3/21/31	775,000	706,788
5.050%, 5/9/33	980,000	1,005,919
4.500%, 8/10/33	2,610,000	2,568,804

		23,851,707

Entertainment (0.6%)
Netflix, Inc. 4.900%, 8/15/34 (x)	7,680,000	7,865,877

Interactive Media & Services (0.3%)
Alphabet, Inc. 4.500%, 5/15/35	3,920,000	3,899,377
Meta Platforms, Inc. 3.850%, 8/15/32 (x)	370,000	359,050

		4,258,427

Media (2.1%)
Charter Communications Operating LLC
4.400%, 4/1/33	80,000	75,386
6.650%, 2/1/34	3,430,000	3,616,181
Comcast Corp.
1.500%, 2/15/31 (x)	860,000	747,205
4.800%, 5/15/33	4,670,000	4,717,953
4.200%, 8/15/34 (x)	2,430,000	2,324,812
Fox Corp. 6.500%, 10/13/33	3,960,000	4,363,022
Paramount Global
4.950%, 1/15/31	6,110,000	5,863,190
5.500%, 5/15/33	1,080,000	1,031,492
Time Warner Cable Enterprises LLC 8.375%, 7/15/33	7,380,000	8,519,029

		31,258,270

Wireless Telecommunication Services (0.5%)
Rogers Communications, Inc. 5.300%, 2/15/34	4,200,000	4,235,186
T-Mobile USA, Inc. 2.550%, 2/15/31	22,000	20,092
2.250%, 11/15/31	1,558,000	1,381,270
2.700%, 3/15/32	163,000	146,290
5.050%, 7/15/33	1,880,000	1,921,542
5.150%, 4/15/34	80,000	81,799

		7,786,179

Total Communication Services		75,020,460

Consumer Discretionary (4.5%)
Automobile Components (0.4%)
Aptiv Swiss Holdings Ltd. 3.250%, 3/1/32	1,978,000	1,849,257
Magna International, Inc. 5.500%, 3/21/33	630,000	660,447
5.875%, 6/1/35	3,810,000	4,035,773

		6,545,477

Automobiles (0.8%)
Ford Motor Co.
3.250%, 2/12/32	1,610,000	1,420,229
6.100%, 8/19/32	780,000	803,439
General Motors Co. 5.600%, 10/15/32	520,000	544,309
5.000%, 4/1/35	8,180,000	8,037,489
Mercedes-Benz Finance North America LLC 8.500%, 1/18/31	250,000	296,060

		11,101,526

Broadline Retail (0.9%)
Alibaba Group Holding Ltd.
2.125%, 2/9/31	600,000	544,110
4.500%, 11/28/34	8,400,000	8,307,936
Amazon.com, Inc. 4.800%, 12/5/34	3,810,000	3,908,370

		12,760,416

Distributors (0.0%)†
LKQ Corp. 6.250%, 6/15/33 (x)	300,000	321,729

Hotels, Restaurants & Leisure (0.8%)
Marriott International, Inc.
5.300%, 5/15/34	4,100,000	4,236,762
Series GG 3.500%, 10/15/32	2,830,000	2,644,032
Series HH 2.850%, 4/15/31	1,120,000	1,038,470
Series II 2.750%, 10/15/33	820,000	717,247
Starbucks Corp. 3.000%, 2/14/32 (x)	3,080,000	2,840,083

		11,476,594

Household Durables (0.2%)
PulteGroup, Inc.
7.875%, 6/15/32	90,000	105,585
6.000%, 2/15/35	2,630,000	2,828,730

		2,934,315

Specialty Retail (1.4%)
AutoZone, Inc.
4.750%, 8/1/32	410,000	414,046
5.200%, 8/1/33	2,150,000	2,202,782
6.550%, 11/1/33 (x)	5,410,000	6,020,494
Dick’s Sporting Goods, Inc. 3.150%, 1/15/32	5,030,000	4,627,049
Home Depot, Inc. (The) 4.500%, 9/15/32	4,700,000	4,757,975
Lowe’s Cos., Inc. 2.625%, 4/1/31	1,440,000	1,322,105

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Tractor Supply Co. 5.250%, 5/15/33	$840,000	$868,243

		20,212,694

Total Consumer Discretionary		65,352,751

Consumer Staples (5.5%)
Beverages (0.0%)†
PepsiCo, Inc.
4.450%, 2/15/33	130,000	132,396

Consumer Staples Distribution & Retail (0.5%)
Dollar General Corp. 5.450%, 7/5/33 (x)	6,840,000	7,097,842
Dollar Tree, Inc. 2.650%, 12/1/31	700,000	632,106

		7,729,948

Food Products (1.9%)
Archer-Daniels-Midland Co. 4.500%, 8/15/33	5,630,000	5,633,704
Hershey Co. (The) 5.100%, 2/24/35	4,030,000	4,149,291
Kraft Heinz Foods Co. 5.000%, 7/15/35	3,810,000	3,798,778
Mondelez International, Inc. 4.750%, 8/28/34	3,160,000	3,149,780
Pilgrim’s Pride Corp. 4.250%, 4/15/31	570,000	554,935
3.500%, 3/1/32 (x)	1,210,000	1,116,794
6.250%, 7/1/33	380,000	406,083
6.875%, 5/15/34	3,790,000	4,198,638
Unilever Capital Corp. 4.625%, 8/12/34	4,200,000	4,230,714

		27,238,717

Household Products (0.2%)
Procter & Gamble Co. (The) 4.050%, 1/26/33	80,000	79,979
4.550%, 1/29/34	2,589,000	2,632,555

		2,712,534

Personal Care Products (0.3%)
Estee Lauder Cos., Inc. (The) 4.650%, 5/15/33	4,230,000	4,255,724
Haleon US Capital LLC 3.625%, 3/24/32	500,000	476,206

		4,731,930

Tobacco (2.6%)
Altria Group, Inc.
2.450%, 2/4/32	12,250,000	10,823,436
6.875%, 11/1/33	4,090,000	4,621,420
BAT Capital Corp. 6.421%, 8/2/33 (x)	280,000	309,258
6.000%, 2/20/34	8,241,000	8,828,402
Philip Morris International, Inc. 5.750%, 11/17/32	4,210,000	4,503,873
5.375%, 2/15/33	2,770,000	2,898,708
5.625%, 9/7/33	870,000	923,945
5.250%, 2/13/34	4,230,000	4,373,335

		37,282,377

Total Consumer Staples		79,827,902

Energy (9.5%)
Oil, Gas & Consumable Fuels (9.5%)
APA Corp. 6.100%, 2/15/35	470,000	482,662
Boardwalk Pipelines LP 3.600%, 9/1/32	840,000	784,006
BP Capital Markets America, Inc. 4.812%, 2/13/33	4,440,000	4,496,358
4.893%, 9/11/33	1,930,000	1,961,814
4.989%, 4/10/34	4,200,000	4,277,159
5.227%, 11/17/34	12,530,000	12,934,708
Cheniere Energy Partners LP
4.000%, 3/1/31	150,000	145,844
5.950%, 6/30/33	9,230,000	9,793,015
Devon Energy Corp. 5.200%, 9/15/34 (x)	4,390,000	4,368,715
Enbridge, Inc. 5.700%, 3/8/33	132,000	139,181
Energy Transfer LP 6.550%, 12/1/33	4,220,000	4,624,110
EQT Corp. 5.750%, 2/1/34	3,740,000	3,907,896
Expand Energy Corp. 4.750%, 2/1/32	26,130,000	25,751,073
Hess Corp. 7.125%, 3/15/33	70,000	81,149
HF Sinclair Corp. 6.250%, 1/15/35	4,480,000	4,677,245
Kinder Morgan Energy Partners LP 7.300%, 8/15/33	2,234,000	2,568,442
Kinder Morgan, Inc. 5.400%, 2/1/34	2,506,000	2,585,230
ONEOK, Inc. 6.350%, 1/15/31	680,000	728,587
6.100%, 11/15/32	2,780,000	2,970,049
6.050%, 9/1/33	1,060,000	1,127,622
6.000%, 6/15/35	3,790,000	4,005,642
Ovintiv, Inc. 6.250%, 7/15/33	1,670,000	1,767,105
Shell Finance US, Inc. 4.125%, 5/11/35	22,962,000	22,039,371
South Bow USA Infrastructure Holdings LLC 5.584%, 10/1/34	100,000	100,973
Targa Resources Corp. 4.200%, 2/1/33	550,000	526,259
5.500%, 2/15/35	4,070,000	4,167,755
Targa Resources Partners LP 4.875%, 2/1/31	11,040,000	11,098,160
4.000%, 1/15/32	2,240,000	2,136,954
TotalEnergies Capital SA 5.150%, 4/5/34 (x)	4,200,000	4,359,181

Total Energy		138,606,265

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Financials (31.6%)
Banks (14.2%)
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.883%, 11/15/34 (k)	$7,600,000	$8,833,819
Banco Santander SA 2.749%, 12/3/30	3,000,000	2,721,516
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.225%, 11/22/32 (k)	4,800,000	4,399,490
6.921%, 8/8/33	2,400,000	2,658,170
6.938%, 11/7/33	2,000,000	2,286,671
6.350%, 3/14/34	4,000,000	4,306,584
Bank of America Corp.
(SOFR + 2.15%), 2.592%, 4/29/31 (k)	200,000	186,434
(SOFR + 1.53%), 1.898%, 7/23/31 (k)	580,000	521,144
(SOFR + 1.32%), 2.687%, 4/22/32 (k)	930,000	853,370
(SOFR + 1.21%), 2.572%, 10/20/32 (k)	8,231,000	7,425,528
(SOFR + 1.33%), 2.972%, 2/4/33 (k)	130,000	118,938
(SOFR + 1.83%), 4.571%, 4/27/33 (k)	7,170,000	7,158,879
(SOFR + 2.16%), 5.015%, 7/22/33 (k)	4,750,000	4,847,138
(SOFR + 1.91%), 5.425%, 8/15/35 (k)	3,860,000	3,941,257
Bank of Nova Scotia (The) 2.150%, 8/1/31	910,000	810,142
2.450%, 2/2/32	786,000	701,102
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.00%), 5.746%, 8/9/33 (k)	4,400,000	4,615,422
(SOFR + 3.57%), 7.119%, 6/27/34 (k)	4,000,000	4,476,477
Canadian Imperial Bank of Commerce 3.600%, 4/7/32 (x)	151,000	143,654
Citigroup, Inc.
(SOFR + 3.91%), 4.412%, 3/31/31 (k)	550,000	549,984
(SOFR + 2.11%), 2.572%, 6/3/31 (k)	920,000	852,102
(SOFR + 1.18%), 2.520%, 11/3/32 (k)	4,630,000	4,144,635
5.875%, 2/22/33	2,770,000	2,961,982
(SOFR + 2.09%), 4.910%, 5/24/33 (k)	5,560,000	5,627,136
6.000%, 10/31/33	4,060,000	4,369,277
(SOFR + 2.34%), 6.270%, 11/17/33 (k)	3,390,000	3,689,485
(SOFR + 2.66%), 6.174%, 5/25/34 (k)	4,130,000	4,395,283
HSBC Holdings plc
(SOFR + 1.95%), 2.357%, 8/18/31 (k)	1,200,000	1,092,309
(SOFR + 1.41%), 2.871%, 11/22/32 (k)	6,001,000	5,448,259
(SOFR + 2.53%), 4.762%, 3/29/33 (k)	1,200,000	1,194,349
(SOFR + 4.25%), 8.113%, 11/3/33 (k)	2,600,000	3,046,003
(SOFR + 3.02%), 7.399%, 11/13/34 (k)	200,000	228,246
ING Groep NV
(SOFR + 2.07%), 4.252%, 3/28/33(k)	4,400,000	4,322,418
JPMorgan Chase & Co.
(SOFR + 1.18%), 2.545%, 11/8/32 (k)	700,000	631,357
(SOFR + 1.26%), 2.963%, 1/25/33 (k)	240,000	220,138
(SOFR + 1.80%), 4.586%, 4/26/33 (k)	5,770,000	5,794,008
(SOFR + 2.08%), 4.912%, 7/25/33 (k)	940,000	956,678
(SOFR + 2.58%), 5.717%, 9/14/33 (k)	3,320,000	3,514,269
KeyBank NA 5.000%, 1/26/33	19,500,000	19,692,100
KeyCorp
(United States SOFR Compounded Index + 2.06%), 4.789%, 6/1/33(k)	550,000	549,978
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.75%), 7.953%, 11/15/33 (k)	2,000,000	2,324,201
M&T Bank Corp.
(SOFR + 1.85%), 5.053%, 1/27/34 (k)	4,400,000	4,426,712
Mizuho Financial Group, Inc. 2.564%, 9/13/31 (x)	5,800,000	5,187,374
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.87%), 2.172%, 5/22/32 (k)	860,000	763,702
PNC Financial Services Group, Inc. (The)
(United States SOFR Compounded Index + 1.85%), 4.626%, 6/6/33 (k)	280,000	277,635
(United States SOFR Compounded Index + 2.14%), 6.037%, 10/28/33 (k)	4,540,000	4,901,980
Royal Bank of Canada
(SOFR + 1.03%), 5.153%, 2/4/31 (k)	460,000	473,543
2.300%, 11/3/31	1,106,000	994,037
5.150%, 2/1/34 (x)	5,600,000	5,832,930
Santander Holdings USA, Inc.
(SOFR + 3.28%), 7.660%, 11/9/31 (k)	1,100,000	1,231,893

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Sumitomo Mitsui Financial Group, Inc. 1.710%, 1/12/31	$1,200,000	$1,054,414
2.222%, 9/17/31	3,200,000	2,839,789
5.632%, 1/15/35 (x)	7,600,000	8,048,178
Toronto-Dominion Bank (The) 2.000%, 9/10/31	1,311,000	1,170,179
2.450%, 1/12/32	1,696,000	1,511,798
US Bancorp
(SOFR + 1.02%), 2.677%, 1/27/33 (k)	2,970,000	2,679,369
(SOFR + 2.11%), 4.967%, 7/22/33 (k)	3,820,000	3,842,656
(SOFR + 2.09%), 5.850%, 10/21/33 (k)	1,480,000	1,585,312
(SOFR + 1.86%), 5.678%, 1/23/35 (k)	3,770,000	3,983,916
Wells Fargo & Co.
(SOFR + 2.10%), 4.897%, 7/25/33 (k)	7,270,000	7,387,211
(SOFR + 2.02%), 5.389%, 4/24/34 (k)	4,840,000	5,035,297
5.375%, 2/7/35	3,990,000	4,199,689
(SOFR + 1.38%), 5.211%, 12/3/35 (k)	3,670,000	3,754,346

		207,791,892

Capital Markets (7.7%)
Apollo Debt Solutions BDC 6.700%, 7/29/31	4,310,000	4,537,297
Ares Capital Corp. 3.200%, 11/15/31	5,090,000	4,514,444
5.800%, 3/8/32	3,880,000	3,921,234
Bank of New York Mellon Corp. (The) 1.800%, 7/28/31	190,000	167,306
2.500%, 1/26/32	760,000	688,723
(SOFR + 1.42%), 4.289%, 6/13/33 (k)	40,000	39,422
(SOFR + 1.42%), 5.188%, 3/14/35 (k)	11,430,000	11,806,316
BlackRock Funding, Inc. 5.000%, 3/14/34	4,256,000	4,398,742
Blackstone Reg Finance Co. LLC 5.000%, 12/6/34	4,250,000	4,294,619
Blue Owl Credit Income Corp. 6.650%, 3/15/31	3,760,000	3,871,645
Blue Owl Finance LLC 6.250%, 4/18/34	3,700,000	3,820,331
Brookfield Capital Finance LLC 6.087%, 6/14/33	3,230,000	3,458,550
Brookfield Finance, Inc. 6.350%, 1/5/34	3,830,000	4,157,067
Charles Schwab Corp. (The) 2.300%, 5/13/31	1,999,000	1,808,614
1.950%, 12/1/31	1,820,000	1,594,523
2.900%, 3/3/32	3,610,000	3,301,890
Deutsche Bank AG
(SOFR + 5.44%), 5.882%, 7/8/31 (k)	400,000	414,956
(SOFR + 2.26%), 3.742%, 1/7/33 (k)	5,600,000	5,195,390
(SOFR + 3.65%), 7.079%, 2/10/34 (k)	200,000	219,742
Goldman Sachs Group, Inc. (The)
(SOFR + 1.09%), 1.992%, 1/27/32 (k)	340,000	301,326
(SOFR + 1.41%), 3.102%, 2/24/33 (k)	640,000	589,522
Intercontinental Exchange, Inc. 4.600%, 3/15/33	1,410,000	1,424,273
Jefferies Financial Group, Inc. 6.200%, 4/14/34	3,940,000	4,156,510
LPL Holdings, Inc. 6.000%, 5/20/34	3,180,000	3,349,031
Moody’s Corp. 4.250%, 8/8/32	4,630,000	4,572,421
Morgan Stanley
(SOFR + 1.03%), 1.794%, 2/13/32 (k)	160,000	140,553
(SOFR + 1.02%), 1.928%, 4/28/32 (k)	320,000	280,775
(SOFR + 1.29%), 2.943%, 1/21/33 (k)	50,000	45,617
(SOFR + 2.08%), 4.889%, 7/20/33 (k)	8,980,000	9,110,026
(SOFR + 2.56%), 6.342%, 10/18/33 (k)	1,620,000	1,776,255
Nomura Holdings, Inc. 2.999%, 1/22/32	10,600,000	9,617,794
6.087%, 7/12/33	400,000	431,176
S&P Global, Inc. 5.250%, 9/15/33	4,970,000	5,216,879
State Street Corp.
(SOFR + 1.00%), 2.623%, 2/7/33 (k)	9,880,000	8,925,563

		112,148,532

Consumer Finance (4.4%)
AerCap Ireland Capital DAC 3.300%, 1/30/32	1,800,000	1,660,957
3.400%, 10/29/33	9,900,000	8,944,248
Ally Financial, Inc. 8.000%, 11/1/31	530,000	601,823
American Express Co.
(SOFR + 1.76%), 4.420%, 8/3/33 (k)	1,000,000	992,672
Capital One Financial Corp.
(SOFR + 3.07%), 7.624%, 10/30/31 (k)	600,000	678,113
(SOFR + 1.34%), 2.359%, 7/29/32 (k)	14,510,000	12,692,337
6.700%, 11/29/32	7,300,000	8,083,073
Ford Motor Credit Co. LLC 4.000%, 11/13/30	8,800,000	8,305,704
7.122%, 11/7/33	400,000	429,540
6.125%, 3/8/34	400,000	408,036
General Motors Financial Co., Inc. 2.350%, 1/8/31	560,000	502,999
3.100%, 1/12/32	2,540,000	2,318,893
6.400%, 1/9/33	2,550,000	2,750,158
6.100%, 1/7/34	5,380,000	5,707,880
5.950%, 4/4/34	1,540,000	1,613,878
6.150%, 7/15/35	3,800,000	4,008,548

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Toyota Motor Credit Corp. 1.650%, 1/10/31	$180,000	$158,974
4.800%, 1/5/34	4,293,000	4,379,070

		64,236,903

Financial Services (0.9%)
Global Payments, Inc. 5.400%, 8/15/32	860,000	875,331
HA Sustainable Infrastructure Capital, Inc.
6.150%, 1/15/31	3,920,000	4,036,382
Jackson Financial, Inc.
3.125%, 11/23/31	7,200,000	6,549,801
National Rural Utilities Cooperative Finance Corp.
1.650%, 6/15/31	269,000	234,100
Voya Financial, Inc.
5.000%, 9/20/34	400,000	397,210
Western Union Co. (The)
2.750%, 3/15/31 (x)	1,090,000	992,010

		13,084,834

Insurance (4.4%)
American International Group, Inc.
5.125%, 3/27/33	4,230,000	4,351,396
Aon Corp.
5.350%, 2/28/33	4,020,000	4,189,617
Aon North America, Inc.
5.450%, 3/1/34 (x)	4,208,000	4,375,322
Athene Holding Ltd.
6.650%, 2/1/33	3,600,000	3,901,485
5.875%, 1/15/34	1,170,000	1,214,096
Brown & Brown, Inc.
5.550%, 6/23/35	3,890,000	3,994,939
Chubb INA Holdings LLC
5.000%, 3/15/34	3,540,000	3,619,391
CNO Financial Group, Inc.
6.450%, 6/15/34	7,930,000	8,390,409
Fairfax Financial Holdings Ltd.
5.625%, 8/16/32	4,890,000	5,106,784
Lincoln National Corp.
3.400%, 1/15/31	1,168,000	1,110,257
Loews Corp.
6.000%, 2/1/35	3,770,000	4,065,403
Marsh & McLennan Cos., Inc.
5.000%, 3/15/35	7,700,000	7,800,207
Progressive Corp. (The)
4.950%, 6/15/33	2,250,000	2,309,118
Willis North America, Inc.
5.350%, 5/15/33	9,690,000	9,991,071

		64,419,495

Total Financials		461,681,656

Health Care (10.5%)
Biotechnology (1.0%)
AbbVie, Inc.
4.500%, 5/14/35	3,980,000	3,917,076
Amgen, Inc.
2.000%, 1/15/32	680,000	592,684
3.350%, 2/22/32	690,000	649,982
5.250%, 3/2/33	5,220,000	5,403,692
Gilead Sciences, Inc.
4.600%, 9/1/35	3,930,000	3,887,803

		14,451,237

Health Care Equipment & Supplies (0.6%)
Baxter International, Inc.
2.539%, 2/1/32 (x)	6,270,000	5,466,639
Becton Dickinson & Co.
4.298%, 8/22/32	440,000	432,969
GE HealthCare Technologies, Inc.
5.905%, 11/22/32	2,100,000	2,262,859
Medtronic Global Holdings SCA
4.500%, 3/30/33	138,000	138,565
Zimmer Biomet Holdings, Inc.
2.600%, 11/24/31 (x)	590,000	533,137

		8,834,169

Health Care Providers & Services (5.3%)
Centene Corp.
2.500%, 3/1/31	20,330,000	17,521,410
2.625%, 8/1/31	13,920,000	11,963,700
Cigna Group (The)
5.250%, 2/15/34	4,180,000	4,296,826
CVS Health Corp.
5.250%, 1/30/31	750,000	774,283
2.125%, 9/15/31	5,180,000	4,543,616
5.250%, 2/21/33 (x)	1,640,000	1,689,715
5.300%, 6/1/33	2,480,000	2,562,086
4.875%, 7/20/35	8,020,000	7,903,137
Elevance Health, Inc.
4.750%, 2/15/33	850,000	853,511
HCA, Inc.
2.375%, 7/15/31	760,000	681,002
Humana, Inc.
2.150%, 2/3/32 (x)	9,550,000	8,283,435
McKesson Corp.
5.250%, 5/30/35	3,790,000	3,915,041
UnitedHealth Group, Inc.
4.500%, 4/15/33	4,710,000	4,678,236
5.300%, 6/15/35	3,890,000	4,027,858
4.625%, 7/15/35	4,060,000	4,003,319

		77,697,175

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc.
3.700%, 3/15/32	1,990,000	1,876,824
Thermo Fisher Scientific, Inc.
5.086%, 8/10/33	1,340,000	1,389,652

		3,266,476

Pharmaceuticals (3.4%)
Johnson & Johnson
4.900%, 6/1/31	390,000	407,258
4.950%, 5/15/33	8,070,000	8,513,136
4.375%, 12/5/33	9,330,000	9,481,200
4.950%, 6/1/34 (x)	15,570,000	16,349,333
5.000%, 3/1/35 (x)	7,650,000	7,980,177
Merck & Co., Inc.
2.150%, 12/10/31	680,000	605,798
4.500%, 5/17/33	2,270,000	2,291,572

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Pfizer Investment Enterprises Pte. Ltd.
4.750%, 5/19/33	$3,490,000	$3,528,074

		49,156,548

Total Health Care		153,405,605

Industrials (6.7%)
Aerospace & Defense (3.5%)
Boeing Co. (The)
6.125%, 2/15/33	4,260,000	4,602,325
3.600%, 5/1/34 (x)	9,990,000	9,097,743
3.250%, 2/1/35	9,350,000	8,192,780
Lockheed Martin Corp.
3.600%, 3/1/35 (x)	12,790,000	11,815,543
Northrop Grumman Corp.
4.700%, 3/15/33	4,760,000	4,810,844
RTX Corp.
1.900%, 9/1/31	2,790,000	2,449,006
2.375%, 3/15/32 (x)	1,340,000	1,194,118
5.150%, 2/27/33	4,010,000	4,151,373
Textron, Inc.
6.100%, 11/15/33	3,940,000	4,248,258

		50,561,990

Air Freight & Logistics (0.1%)
FedEx Corp.
3.900%, 2/1/35	140,000	129,361
United Parcel Service, Inc.
4.875%, 3/3/33	1,550,000	1,598,254

		1,727,615

Building Products (0.0%)†
Trane Technologies Financing Ltd.
5.250%, 3/3/33	133,000	138,560

Commercial Services & Supplies (0.6%)
Republic Services, Inc.
5.000%, 12/15/33	120,000	124,038
5.000%, 4/1/34	4,240,000	4,355,469
Waste Connections, Inc.
4.200%, 1/15/33	4,890,000	4,791,025

		9,270,532

Electrical Equipment (0.3%)
Regal Rexnord Corp.
6.400%, 4/15/33	4,430,000	4,762,784

Ground Transportation (0.7%)
Norfolk Southern Corp.
3.000%, 3/15/32	157,000	144,860
Ryder System, Inc.
6.600%, 12/1/33	8,290,000	9,255,020
Union Pacific Corp.
2.800%, 2/14/32	756,000	695,209

		10,095,089

Machinery (0.1%)
Flowserve Corp.
2.800%, 1/15/32	880,000	787,219

Professional Services (0.7%)
Broadridge Financial Solutions, Inc.
2.600%, 5/1/31	60,000	54,547
Concentrix Corp.
6.850%, 8/2/33	4,860,000	4,949,819
Equifax, Inc.
2.350%, 9/15/31 (x)	700,000	622,148
Jacobs Engineering Group, Inc.
5.900%, 3/1/33	4,080,000	4,297,482
Verisk Analytics, Inc.
5.750%, 4/1/33	90,000	95,253

		10,019,249

Trading Companies & Distributors (0.7%)
Air Lease Corp.
3.125%, 12/1/30	570,000	527,969
2.875%, 1/15/32	6,290,000	5,646,861
GATX Corp.
6.050%, 3/15/34	4,127,000	4,391,958

		10,566,788

Total Industrials		97,929,826

Information Technology (8.5%)
Communications Equipment (0.4%)
Cisco Systems, Inc.
5.050%, 2/26/34	4,132,000	4,254,237
Juniper Networks, Inc.
2.000%, 12/10/30	2,400,000	2,119,444

		6,373,681

Electronic Equipment, Instruments & Components (0.5%)
Allegion US Holding Co., Inc.
5.411%, 7/1/32	500,000	521,031
Avnet, Inc.
3.000%, 5/15/31	3,710,000	3,349,868
Flex Ltd.
5.250%, 1/15/32	110,000	112,230
TD SYNNEX Corp.
6.100%, 4/12/34	3,290,000	3,482,437

		7,465,566

IT Services (1.5%)
Accenture Capital, Inc.
4.500%, 10/4/34	4,270,000	4,212,312
International Business Machines Corp.
2.720%, 2/9/32	600,000	543,571
4.750%, 2/6/33	600,000	608,792
Kyndryl Holdings, Inc.
3.150%, 10/15/31	4,050,000	3,698,758
6.350%, 2/20/34	11,772,000	12,482,943

		21,546,376

Semiconductors & Semiconductor Equipment (1.7%)
Analog Devices, Inc.
2.100%, 10/1/31	163,000	144,844
Applied Materials, Inc.
5.100%, 10/1/35	3,720,000	3,833,383
Broadcom, Inc.
4.150%, 11/15/30	148,000	147,362
4.300%, 11/15/32	150,000	147,897
2.600%, 2/15/33	6,180,000	5,450,966
Intel Corp.
4.150%, 8/5/32	143,000	137,725
5.200%, 2/10/33	1,995,000	2,035,438

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
KLA Corp.
4.650%, 7/15/32	$136,000	$137,936
Micron Technology, Inc.
5.875%, 2/9/33	456,000	484,917
NVIDIA Corp.
2.000%, 6/15/31	164,000	147,637
NXP BV
2.500%, 5/11/31	36,000	32,558
5.000%, 1/15/33	3,790,000	3,849,061
QUALCOMM, Inc.
1.650%, 5/20/32	670,000	572,843
4.650%, 5/20/35	7,610,000	7,632,176
Skyworks Solutions, Inc.
3.000%, 6/1/31	590,000	534,151
Texas Instruments, Inc.
3.650%, 8/16/32	145,000	139,217
4.900%, 3/14/33	132,000	136,255

		25,564,366

Software (3.8%)
Fortinet, Inc.
2.200%, 3/15/31	330,000	295,301
Intuit, Inc.
5.200%, 9/15/33	990,000	1,035,428
Microsoft Corp.
3.500%, 2/12/35 (x)	41,390,000	39,006,884
Oracle Corp.
6.250%, 11/9/32	12,210,000	12,739,286
4.900%, 2/6/33	570,000	549,165
3.900%, 5/15/35	1,690,000	1,459,305
Roper Technologies, Inc.
1.750%, 2/15/31	60,000	52,654
VMware LLC
2.200%, 8/15/31	380,000	337,403

		55,475,426

Technology Hardware, Storage & Peripherals (0.6%)
Apple, Inc.
1.700%, 8/5/31	70,000	61,913
3.350%, 8/8/32	2,400,000	2,300,930
4.300%, 5/10/33	6,050,000	6,135,468

		8,498,311

Total Information Technology		124,923,726

Materials (2.5%)
Chemicals (0.9%)
Albemarle Corp.
5.050%, 6/1/32	6,650,000	6,699,445
CF Industries, Inc.
5.150%, 3/15/34	4,331,000	4,353,968
Eastman Chemical Co.
5.750%, 3/8/33	660,000	692,671
FMC Corp.
5.650%, 5/18/33 (x)	830,000	725,028
LYB International Finance III LLC
5.625%, 5/15/33	850,000	862,728
5.500%, 3/1/34	340,000	336,039

		13,669,879

Containers & Packaging (0.4%)
Berry Global, Inc.
5.650%, 1/15/34	3,335,000	3,480,290
Sonoco Products Co.
5.000%, 9/1/34 (x)	810,000	803,266
WRKCo., Inc.
3.000%, 6/15/33 (x)	2,440,000	2,176,139

		6,459,695

Metals & Mining (1.1%)
ArcelorMittal SA
6.800%, 11/29/32	2,490,000	2,790,714
BHP Billiton Finance USA Ltd.
4.900%, 2/28/33	735,000	748,828
5.250%, 9/8/33	1,400,000	1,455,025
Kinross Gold Corp.
6.250%, 7/15/33	1,210,000	1,322,372
Newmont Corp.
2.600%, 7/15/32	475,000	432,738
5.350%, 3/15/34 (x)	4,230,000	4,430,907
Nucor Corp.
3.125%, 4/1/32	156,000	145,159
Rio Tinto Alcan, Inc.
7.250%, 3/15/31	118,000	134,252
6.125%, 12/15/33	3,830,000	4,191,497
Rio Tinto Finance USA plc
5.000%, 3/9/33	134,000	137,558
Yamana Gold, Inc.
2.630%, 8/15/31	121,000	108,773

		15,897,823

Paper & Forest Products (0.1%)
Suzano Austria GmbH
3.125%, 1/15/32	1,250,000	1,115,075

Total Materials		37,142,472

Real Estate (4.6%)
Diversified REITs (1.1%)
American Assets Trust LP (REIT)
3.375%, 2/1/31	120,000	109,434
GLP Capital LP (REIT)
4.000%, 1/15/31	40,000	38,280
3.250%, 1/15/32	350,000	316,663
Safehold GL Holdings LLC (REIT)
5.650%, 1/15/35	14,040,000	14,422,777
Simon Property Group LP (REIT)
2.200%, 2/1/31	450,000	407,119
2.250%, 1/15/32	430,000	379,581

		15,673,854

Health Care REITs (1.3%)
Alexandria Real Estate Equities, Inc. (REIT)
2.000%, 5/18/32	550,000	465,176
1.875%, 2/1/33	10,440,000	8,547,973
2.950%, 3/15/34	4,630,000	3,966,752
4.750%, 4/15/35	4,080,000	3,934,464
Healthcare Realty Holdings LP (REIT)
2.000%, 3/15/31 (x)	2,480,000	2,176,353
Omega Healthcare Investors, Inc. (REIT)
3.250%, 4/15/33 (x)	550,000	488,725

		19,579,443

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Office REITs (1.5%)
Boston Properties LP (REIT)
3.250%, 1/30/31	$1,380,000	$1,294,187
2.550%, 4/1/32	2,370,000	2,064,062
2.450%, 10/1/33	5,570,000	4,612,962
Highwoods Realty LP (REIT)
2.600%, 2/1/31 (x)	3,030,000	2,709,972
Kilroy Realty LP (REIT)
2.500%, 11/15/32	4,976,000	4,149,353
2.650%, 11/15/33	7,898,000	6,475,912

		21,306,448

Residential REITs (0.5%)
ERP Operating LP (REIT)
4.650%, 9/15/34	3,990,000	3,947,843
UDR, Inc. (REIT)
2.100%, 8/1/32	2,681,000	2,290,444
2.100%, 6/15/33	2,011,000	1,674,247

		7,912,534

Retail REITs (0.2%)
Kimco Realty OP LLC (REIT)
2.250%, 12/1/31 (x)	1,350,000	1,197,488
Realty Income Corp. (REIT)
3.200%, 2/15/31	1,250,000	1,185,280
1.800%, 3/15/33	640,000	532,385

		2,915,153

Specialized REITs (0.0%)†
Crown Castle, Inc. (REIT)
5.100%, 5/1/33	500,000	504,456

Total Real Estate		67,891,888

Utilities (9.0%)
Electric Utilities (6.5%)
AEP Texas, Inc.
5.700%, 5/15/34	4,060,000	4,234,244
Alabama Power Co.
3.940%, 9/1/32	2,620,000	2,540,753
Arizona Public Service Co.
2.200%, 12/15/31	510,000	447,422
DTE Electric Co.
5.200%, 3/1/34	4,235,000	4,373,824
Duke Energy Carolinas LLC
4.950%, 1/15/33	4,680,000	4,810,677
Duke Energy Indiana LLC
5.250%, 3/1/34	4,220,000	4,363,688
Edison International
5.250%, 3/15/32	4,410,000	4,407,560
Entergy Corp.
2.400%, 6/15/31	330,000	296,103
Entergy Louisiana LLC
1.600%, 12/15/30	680,000	600,888
2.350%, 6/15/32	6,010,000	5,296,615
Eversource Energy
2.550%, 3/15/31	590,000	533,608
Florida Power & Light Co.
5.100%, 4/1/33	700,000	725,852
4.800%, 5/15/33	3,060,000	3,119,307
5.300%, 6/15/34	4,030,000	4,221,337
NextEra Energy Capital Holdings, Inc.
2.440%, 1/15/32	930,000	828,384
Pacific Gas and Electric Co.
5.900%, 6/15/32	4,500,000	4,716,571
5.050%, 10/15/32	3,300,000	3,318,450
6.400%, 6/15/33	3,730,000	4,028,948
PacifiCorp
5.450%, 2/15/34	4,030,000	4,092,029
PPL Electric Utilities Corp.
4.850%, 2/15/34	4,106,000	4,151,770
Progress Energy, Inc.
7.000%, 10/30/31	90,000	101,032
Southern California Edison Co.
6.000%, 1/15/34	420,000	441,297
Southern Co. (The)
5.700%, 10/15/32	2,580,000	2,733,348
5.200%, 6/15/33	9,310,000	9,555,928
Southwestern Public Service Co.
5.300%, 5/15/35	3,810,000	3,893,853
Virginia Electric and Power Co.
2.300%, 11/15/31	4,850,000	4,312,243
Xcel Energy, Inc.
5.450%, 8/15/33	13,420,000	13,859,152

		96,004,883

Gas Utilities (1.1%)
ONE Gas, Inc.
4.250%, 9/1/32	1,280,000	1,261,756
Southern California Gas Co.
5.200%, 6/1/33	4,960,000	5,121,915
5.050%, 9/1/34	8,350,000	8,487,779
Southwest Gas Corp.
4.050%, 3/15/32	1,030,000	993,258

		15,864,708

Multi-Utilities (1.4%)
Ameren Illinois Co.
4.950%, 6/1/33	1,680,000	1,717,722
Berkshire Hathaway Energy Co.
1.650%, 5/15/31	330,000	287,331
National Grid plc
5.809%, 6/12/33	4,400,000	4,678,805
5.418%, 1/11/34	12,640,000	13,052,209
Public Service Enterprise Group, Inc.
2.450%, 11/15/31	260,000	232,542

		19,968,609

Total Utilities		131,838,200

Total Corporate Bonds		1,433,620,751

U.S. Treasury Obligations (0.2%)
U.S. Treasury Notes
4.250%, 5/15/35	3,889,200	3,929,312

Total U.S. Treasury Obligations		3,929,312

Total Long-Term Debt Securities (98.2%) (Cost $1,373,543,838)		1,437,550,063

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (3.0%)
Allspring Government Money Market Fund, Select Shares 3.72% (7 day yield) (xx)	5,000,000	$5,000,000
BlackRock Liquidity FedFund, Institutional Shares 3.65% (7 day yield) (xx)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.65% (7 day yield) (xx)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund 3.67% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	18,595,523	18,595,523
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	11,041,971	11,046,387

Total Investment Companies		43,641,910

Total Short-Term Investments (3.0%) (Cost $43,641,748)		43,641,910

Total Investments in Securities (101.2%) (Cost $1,417,185,586)		1,481,191,973
Other Assets Less Liabilities (-1.2%)		(18,183,261)

Net Assets (100%)		$1,463,008,712

†	Percent shown is less than 0.05%.
(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2025. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2025.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $32,332,881. This was collateralized by $449,910 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 1/31/26 – 5/15/55 and by cash of $32,595,523 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$75,020,460	$—	$75,020,460
Consumer Discretionary	—	65,352,751	—	65,352,751
Consumer Staples	—	79,827,902	—	79,827,902
Energy	—	138,606,265	—	138,606,265
Financials	—	461,681,656	—	461,681,656
Health Care	—	153,405,605	—	153,405,605
Industrials	—	97,929,826	—	97,929,826
Information Technology	—	124,923,726	—	124,923,726
Materials	—	37,142,472	—	37,142,472
Real Estate	—	67,891,888	—	67,891,888
Utilities	—	131,838,200	—	131,838,200

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Companies	$43,641,910	$—	$—	$43,641,910
U.S. Treasury Obligations	—	3,929,312	—	3,929,312

Total Assets	$43,641,910	$1,437,550,063	$—	$1,481,191,973

Total Liabilities	$—	$—	$—	$—

Total	$43,641,910	$1,437,550,063	$—	$1,481,191,973

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$572,338,357
Long-term U.S. government debt securities	65,223,709

$637,562,066

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$746,452,708
Long-term U.S. government debt securities	62,171,032

$808,623,740

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$64,204,101
Aggregate gross unrealized depreciation	(805,270)

Net unrealized appreciation	$63,398,831

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,417,793,142

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $1,417,185,586)	$1,481,191,973
Cash	750,000
Dividends, interest and other receivables	18,497,495
Due from Custodian	3,970,552
Receivable for Portfolio shares sold	56,715
Securities lending income receivable	12,961
Other assets	6,343

Total assets	1,504,486,039

LIABILITIES
Payable for return of collateral on securities loaned	32,595,523
Payable for securities purchased	7,748,908
Payable for Portfolio shares repurchased	547,607
Investment management fees payable	352,401
Administrative fees payable	110,763
Distribution fees payable – Class IB	1,132
Trustees’ fees payable	236
Accrued expenses	120,757

Total liabilities	41,477,327

Commitments and contingent liabilities^
NET ASSETS	$1,463,008,712

Net assets were comprised of:
Paid in capital	$1,395,251,803
Total distributable earnings (loss)	67,756,909

Net assets	$1,463,008,712

Class IB
Net asset value, offering and redemption price per share, $5,510,868 / 551,326 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.00

Class K
Net asset value, offering and redemption price per share, $1,457,497,844 / 145,742,714 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.00

(x)	Includes value of securities on loan of $32,332,881.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Interest	$81,458,283
Dividends	301,531
Securities lending (net)	143,225

Total income	81,903,039

EXPENSES
Investment management fees	5,189,724
Administrative fees	1,342,772
Professional fees	130,586
Printing and mailing expenses	86,093
Trustees’ fees	51,175
Custodian fees	40,600
Distribution fees – Class IB	9,757
Miscellaneous	64,808

Gross expenses	6,915,515
Less: Waiver from investment manager	(743,451)
Voluntary waiver from investment manager	(267,729)

Net expenses	5,904,335

NET INVESTMENT INCOME (LOSS)	75,998,704

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	27,310,635
Net change in unrealized appreciation (depreciation) on investments in securities	26,918,956

NET REALIZED AND UNREALIZED GAIN (LOSS)	54,229,591

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$130,228,295

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$75,998,704	$83,461,432
Net realized gain (loss)	27,310,635	23,771,231
Net change in unrealized appreciation (depreciation)	26,918,956	(54,158,460)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	130,228,295	53,074,203

Distributions to shareholders:
Class IB	(368,286)	(150,567)
Class K	(103,066,322)	(106,154,719)

Total distributions to shareholders	(103,434,608)	(106,305,286)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 323,513 and 233,471 shares, respectively ]	3,317,286	2,450,477
Capital shares issued in reinvestment of dividends [ 36,993 and 15,102 shares, respectively ]	368,286	150,567
Capital shares repurchased [ (58,655) and (14,251) shares, respectively ]	(595,840)	(151,301)

Total Class IB transactions	3,089,732	2,449,743

Class K
Capital shares sold [ 11,657,033 and 18,282,828 shares, respectively ]	118,313,340	188,790,040
Capital shares issued in reinvestment of dividends [ 10,339,512 and 10,644,456 shares, respectively ]	103,066,322	106,154,719
Capital shares repurchased [ (34,335,320) and (25,227,097) shares, respectively ]	(349,058,290)	(260,726,252)

Total Class K transactions	(127,678,628)	34,218,507

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(124,588,896)	36,668,250

TOTAL INCREASE (DECREASE) IN NET ASSETS	(97,795,209)	(16,562,833)
NET ASSETS:
Beginning of year	1,560,803,921	1,577,366,754

End of year	$1,463,008,712	$1,560,803,921

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,			April 3, 2023* to December 31, 2023
Class IB	2025		2024
Net asset value, beginning of period	$9.85		$10.22	$10.00

Income (loss) from investment operations†:
Net investment income (loss) (e)	0.50		0.52	0.36
Net realized and unrealized gain (loss)	0.39		(0.20)	(0.05	)†

Total from investment operations	0.89		0.32	0.31

Less distributions:
Dividends from net investment income	(0.54)		(0.54)	(0.09)
Distributions from net realized gains	(0.20)		(0.15)	—

Total dividends and distributions	(0.74)		(0.69)	(0.09)

Net asset value, end of period	$10.00		$9.85	$10.22

Total return (b)	9.06%		3.05%	3.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,511		$2,459	$155
Ratio of expenses to average net assets:
After waivers (a)(f)	0.65	%(i)	0.65%	0.65%
Before waivers (a)(f)	0.72%		0.72%	1.41%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.83%		4.99%	4.85	%(l)
Before waivers (a)(f)	4.76%		4.92%	4.08	%(l)
Portfolio turnover rate^	44%		47%	36	%(z)

Class K	Year Ended December 31,			April 3, 2023* to December 31, 2023
	2025		2024
Net asset value, beginning of period	$9.86		$10.22	$10.00

Income (loss) from investment operations†:
Net investment income (loss) (e)	0.53		0.55	0.40
Net realized and unrealized gain (loss)	0.37		(0.20)	(0.08)

Total from investment operations	0.90		0.35	0.32

Less distributions:
Dividends from net investment income	(0.56)		(0.56)	(0.10)
Distributions from net realized gains	(0.20)		(0.15)	—

Total dividends and distributions	(0.76)		(0.71)	(0.10)

Net asset value, end of period	$10.00		$9.86	$10.22

Total return (b)	9.21%		3.40%	3.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,457,498		$1,558,345	$1,577,212
Ratio of expenses to average net assets:
After waivers (a)(f)	0.40	%(i)	0.40%	0.40%
Before waivers (a)(f)	0.47%		0.47%	0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	5.13%		5.33%	5.48	%(l)
Before waivers (a)(f)	5.06%		5.26%	5.35	%(l)
Portfolio turnover rate^	44%		47%	36	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period may not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(i)	Includes voluntary waiver from investment manager of 0.02%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.3%)
Financials (0.3%)
Financial Services (0.3%)
Private Export Funding Corp. 4.500%, 2/7/27§	$10,000,000	$10,086,566

Total Financials		10,086,566

Total Corporate Bond		10,086,566

U.S. Government Agency Securities (49.0%)
FFCB
4.500%, 3/13/26	20,000,000	20,033,768
4.375%, 6/23/26	32,000,000	32,103,974
0.680%, 1/13/27	5,000,000	4,854,774
0.700%, 1/27/27	15,000,000	14,541,227
4.500%, 3/26/27	20,000,000	20,230,856
4.750%, 5/6/27	15,000,000	15,242,643
4.500%, 5/20/27	15,000,000	15,201,208
3.970%, 8/26/27	5,000,000	4,999,285
3.625%, 8/27/27	5,000,000	5,002,161
3.500%, 11/10/27	28,000,000	27,988,276
3.500%, 12/9/27	15,000,000	14,976,220
4.250%, 1/14/28	15,000,000	15,217,734
4.250%, 1/28/28	10,000,000	10,144,092
4.250%, 2/24/28	15,000,000	15,217,782
4.420%, 6/16/28	5,000,000	5,008,413
4.070%, 8/21/28	5,000,000	5,005,743
4.500%, 8/28/28	10,000,000	10,239,968
3.840%, 10/16/28	10,000,000	9,995,583
3.375%, 10/24/28	18,000,000	17,906,242
3.730%, 11/3/28	5,000,000	4,993,165
4.070%, 11/20/28	5,000,000	4,997,918
3.970%, 11/28/28	10,000,000	9,994,146
1.040%, 1/25/29	15,000,000	13,910,346
3.980%, 2/5/29	5,000,000	4,994,197
4.125%, 3/20/29	15,000,000	15,230,866
4.000%, 4/1/30	15,000,000	15,201,351
1.230%, 7/29/30	5,000,000	4,429,908
1.240%, 9/3/30	10,000,000	8,924,451
4.120%, 10/21/30	10,250,000	10,229,309
1.380%, 1/14/31	30,000,000	26,672,400
1.990%, 3/17/31	10,000,000	9,126,688
4.890%, 9/12/33	15,000,000	14,984,255
4.940%, 3/24/34	10,500,000	10,484,326
4.990%, 4/23/35	10,000,000	9,977,178
4.970%, 9/17/35	10,000,000	9,989,702
5.000%, 10/29/35	10,000,000	9,971,670
FHLB
4.625%, 11/17/26	25,000,000	25,222,970
4.125%, 1/15/27	22,245,000	22,386,772
1.700%, 1/28/27	69,245,000	67,907,934
0.830%, 2/10/27	10,000,000	9,689,961
1.020%, 2/24/27	15,000,000	14,581,384
0.900%, 2/26/27	35,000,000	33,964,560
1.115%, 2/26/27	30,000,000	29,187,135
4.000%, 3/10/27	25,000,000	25,140,945
3.000%, 3/12/27	2,000,000	1,988,727
4.750%, 4/9/27 (x)	47,460,000	48,214,790
3.875%, 6/4/27	20,465,000	20,573,129
3.500%, 9/9/27 (x)	53,900,000	53,913,944
4.125%, 9/10/27	20,000,000	20,205,108
3.500%, 10/4/27	53,860,000	53,792,729
1.100%, 2/25/28	15,000,000	14,253,981
4.800%, 3/6/28	10,000,000	10,014,993
4.500%, 3/10/28	6,200,000	6,328,335
3.250%, 6/9/28	25,000,000	24,861,090
4.000%, 6/9/28	10,000,000	10,103,798
4.000%, 6/30/28	12,500,000	12,653,495
1.000%, 8/16/28	5,000,000	4,678,983
3.250%, 11/16/28	100,335,000	99,736,512
4.125%, 9/14/29	15,000,000	15,250,185
2.125%, 12/14/29	3,195,000	3,018,936
4.375%, 3/8/30	2,500,000	2,566,556
4.125%, 6/14/30	5,000,000	5,085,025
4.500%, 9/13/30	10,000,000	10,337,450
4.750%, 3/10/34	10,000,000	10,380,316
FHLMC
3.900%, 12/3/27	5,000,000	4,998,615
4.550%, 2/11/28	15,000,000	15,006,033
4.125%, 9/26/28	10,000,000	10,002,357
4.125%, 10/20/28	10,000,000	9,998,390
4.000%, 11/1/28	10,000,000	9,996,014
4.125%, 11/3/28	5,000,000	4,999,433
4.125%, 11/13/28	5,000,000	4,999,317
4.150%, 11/13/28	5,000,000	4,998,418
3.950%, 12/18/28	20,000,000	19,989,858
6.750%, 9/15/29	20,000,000	22,168,156
4.030%, 10/10/29	15,000,000	14,972,319
4.750%, 12/18/29	15,000,000	15,058,917
5.000%, 1/14/30	15,000,000	15,005,095
4.130%, 9/16/30	10,500,000	10,475,844
4.300%, 9/19/30	15,000,000	14,950,539
4.300%, 9/26/30	15,000,000	14,993,015
4.000%, 10/8/30	10,500,000	10,492,605
4.200%, 10/17/30	10,250,000	10,231,376
4.220%, 11/12/30	10,000,000	9,991,559
4.420%, 11/18/30	10,000,000	9,990,368
4.270%, 12/17/30	10,000,000	10,002,838
4.200%, 12/18/30	25,000,000	24,973,392
6.750%, 3/15/31	18,000,000	20,528,797
6.250%, 7/15/32 (x)	50,000,000	56,566,290
FNMA
3.625%, 6/23/27	10,000,000	9,995,448
0.750%, 10/8/27	80,000,000	76,283,376
6.250%, 5/15/29	25,000,000	27,116,578
7.125%, 1/15/30	32,500,000	36,695,224
7.250%, 5/15/30 (x)	5,000,000	5,717,487
0.875%, 8/5/30 (x)	183,805,000	161,945,126
6.625%, 11/15/30	50,000,000	56,413,985
Tennessee Valley Authority
3.875%, 3/15/28	17,500,000	17,638,896
3.875%, 8/1/30	16,865,000	16,914,701
1.500%, 9/15/31	10,420,000	9,133,028
4.375%, 8/1/34 (x)	19,880,000	20,119,882
4.875%, 5/15/35	30,830,000	31,768,626
Series A 2.875%, 2/1/27	48,000,000	47,671,195

Total U.S. Government Agency Securities		1,966,864,665

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (42.1%)
U.S. Treasury Notes
4.125%, 2/28/27	$10,000,000	$10,068,662
3.875%, 3/31/27	15,000,000	15,066,346
3.750%, 4/30/27	30,000,000	30,096,294
3.875%, 5/31/27	10,000,000	10,052,590
3.750%, 6/30/27	15,000,000	15,060,402
4.375%, 7/15/27	15,000,000	15,200,062
3.875%, 7/31/27	15,000,000	15,089,666
3.750%, 8/15/27	15,000,000	15,065,335
3.625%, 8/31/27	10,000,000	10,023,231
3.375%, 9/15/27	15,000,000	14,975,365
3.500%, 9/30/27	15,000,000	15,006,113
3.875%, 10/15/27	15,000,000	15,103,365
3.500%, 10/31/27	10,000,000	10,004,048
2.250%, 11/15/27	8,500,000	8,312,079
4.125%, 11/15/27	15,000,000	15,174,516
3.375%, 11/30/27	10,000,000	9,982,050
3.875%, 11/30/27	10,000,000	10,073,120
4.000%, 12/15/27	7,500,000	7,574,497
3.875%, 12/31/27	25,000,000	25,189,523
4.250%, 1/15/28	10,000,000	10,149,904
3.500%, 1/31/28	17,000,000	17,005,256
2.750%, 2/15/28	10,600,000	10,441,456
4.250%, 2/15/28	10,000,000	10,155,735
3.750%, 4/15/28	40,000,000	40,219,692
1.250%, 4/30/28	10,000,000	9,501,196
2.875%, 5/15/28	11,500,000	11,338,791
1.250%, 5/31/28	16,500,000	15,648,267
3.625%, 5/31/28	20,000,000	20,057,172
1.250%, 6/30/28	5,000,000	4,733,419
4.000%, 6/30/28	17,500,000	17,708,863
3.875%, 7/15/28	15,000,000	15,132,689
4.125%, 7/31/28	20,000,000	20,303,674
2.875%, 8/15/28	35,000,000	34,446,983
1.125%, 8/31/28	10,000,000	9,396,254
4.375%, 8/31/28	15,000,000	15,321,432
3.375%, 9/15/28	10,000,000	9,963,027
1.250%, 9/30/28	15,000,000	14,112,930
4.625%, 9/30/28	25,000,000	25,713,833
3.500%, 10/15/28	10,000,000	9,994,458
4.875%, 10/31/28	15,000,000	15,536,608
3.125%, 11/15/28	62,500,000	61,819,275
3.500%, 11/15/28	10,000,000	9,992,875
4.375%, 11/30/28	10,000,000	10,230,557
3.500%, 12/15/28	10,000,000	9,992,188
3.750%, 12/31/28	10,000,000	10,060,548
4.000%, 1/31/29	15,000,000	15,196,818
2.625%, 2/15/29	22,000,000	21,396,707
4.250%, 2/28/29	15,000,000	15,310,410
4.125%, 3/31/29	10,000,000	10,171,905
4.625%, 4/30/29	21,000,000	21,689,829
2.375%, 5/15/29	21,000,000	20,205,986
4.500%, 5/31/29	10,000,000	10,292,969
3.250%, 6/30/29	15,000,000	14,836,671
4.250%, 6/30/29	5,000,000	5,109,906
4.000%, 7/31/29	10,000,000	10,135,492
1.625%, 8/15/29	12,500,000	11,675,781
3.625%, 8/31/29	10,000,000	10,004,688
3.500%, 9/30/29	10,000,000	9,960,455
4.000%, 10/31/29	25,000,000	25,343,642
4.125%, 10/31/29	25,000,000	25,443,360
4.125%, 11/30/29	18,000,000	18,322,031
3.875%, 12/31/29	20,000,000	20,181,418
4.375%, 12/31/29	15,000,000	15,411,094
1.500%, 2/15/30	11,900,000	10,937,379
4.000%, 2/28/30	15,000,000	15,202,730
3.875%, 4/30/30	10,000,000	10,086,112
0.625%, 5/15/30	15,000,000	13,174,218
3.750%, 6/30/30	20,000,000	20,065,624
4.000%, 7/31/30	15,000,000	15,201,963
0.625%, 8/15/30	21,500,000	18,723,477
4.125%, 8/31/30	10,000,000	10,184,442
3.625%, 9/30/30	15,000,000	14,955,468
4.625%, 9/30/30	15,000,000	15,600,000
4.875%, 10/31/30	15,000,000	15,772,266
0.875%, 11/15/30	19,000,000	16,625,000
3.500%, 11/30/30	10,000,000	9,909,375
4.375%, 11/30/30	10,000,000	10,296,875
3.750%, 12/31/30	10,000,000	10,014,844
4.000%, 1/31/31	10,000,000	10,125,000
1.125%, 2/15/31	20,600,000	18,152,141
4.125%, 3/31/31	10,000,000	10,180,469
4.625%, 4/30/31	15,000,000	15,629,430
1.625%, 5/15/31	15,000,000	13,450,782
4.125%, 7/31/31	5,000,000	5,087,653
1.250%, 8/15/31	15,000,000	13,083,984
3.750%, 8/31/31	10,000,000	9,977,344
3.625%, 9/30/31	10,000,000	9,912,797
4.125%, 10/31/31	10,000,000	10,165,625
1.375%, 11/15/31	13,500,000	11,772,421
4.125%, 11/30/31	15,000,000	15,244,921
4.500%, 12/31/31	10,000,000	10,361,725
1.875%, 2/15/32	19,000,000	16,969,694
4.000%, 4/30/32	5,000,000	5,039,869
2.875%, 5/15/32	23,000,000	21,716,526
4.000%, 7/31/32	10,000,000	10,067,782
2.750%, 8/15/32	21,000,000	19,604,193
3.875%, 8/31/32	10,000,000	9,989,071
3.875%, 9/30/32	10,000,000	9,984,381
4.125%, 11/15/32	3,000,000	3,038,779
3.750%, 11/30/32	10,000,000	9,900,273
3.500%, 2/15/33	25,000,000	24,334,095
3.375%, 5/15/33	24,500,000	23,594,674
3.875%, 8/15/33	28,000,000	27,816,102
4.500%, 11/15/33	16,000,000	16,550,040
4.000%, 2/15/34	17,500,000	17,479,833
4.375%, 5/15/34	18,500,000	18,939,366
3.875%, 8/15/34	21,000,000	20,717,867
4.250%, 11/15/34	20,000,000	20,250,024
4.625%, 2/15/35	21,000,000	21,838,381
4.250%, 5/15/35	22,500,000	22,732,056
4.250%, 8/15/35	20,000,000	20,186,690
4.000%, 11/15/35	5,000,000	4,938,282

Total U.S. Treasury Obligations		1,692,365,551

Total Long-Term Debt Securities (91.4%) (Cost $3,696,523,988)		3,669,316,782

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (7.4%)
Schwab Intermediate-Term U.S. Treasury ETF(x)	1,900,000	$47,652,000
Schwab Short-Term U.S. Treasury ETF	1,900,000	46,303,000
Vanguard Intermediate-Term Treasury ETF	2,050,000	122,856,500
Vanguard Short-Term Treasury ETF(x)	1,400,000	82,222,000

Total Exchange Traded Funds (7.4%) (Cost $308,720,210)		299,033,500

SHORT-TERM INVESTMENTS:
Investment Companies (0.6%)
Allspring Government Money Market Fund, Select Shares 3.72% (7 day yield) (xx)	10,000,000	10,000,000
BlackRock Liquidity FedFund, Institutional Shares 3.65% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.65% (7 day yield) (xx)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund 3.67% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	2,549,490	2,549,490
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 3.69% (7 day yield) (xx)	7,000,000	7,000,000

Total Investment Companies		23,549,490

Total Short-Term Investments (0.6%) (Cost $23,549,490)		23,549,490

Total Investments in Securities (99.4%) (Cost $4,028,793,688)		3,991,899,772
Other Assets Less Liabilities (0.6%)		23,654,161

Net Assets (100%)		$4,015,553,933

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2025, the market value of these securities amounted to $10,086,566 or 0.3% of net assets.

(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $57,406,904. This was collateralized by $35,076,608 of various U.S. Government Treasury Securities, ranging from 0.250% – 4.625%, maturing 5/31/27 – 2/15/52 and by cash of $23,549,490 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Financials	$—	$10,086,566	$—	$10,086,566
Exchange Traded Funds	299,033,500	—	—	299,033,500
Short-Term Investments
Investment Companies	23,549,490	—	—	23,549,490
U.S. Government Agency Securities	—	1,966,864,665	—	1,966,864,665
U.S. Treasury Obligations	—	1,692,365,551	—	1,692,365,551

Total Assets	$322,582,990	$3,669,316,782	$—	$3,991,899,772

Total Liabilities	$—	$—	$—	$—

Total	$322,582,990	$3,669,316,782	$—	$3,991,899,772

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,116,301,919
Long-term U.S. government debt securities	419,336,180

$1,535,638,099

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,342,690,140
Long-term U.S. government debt securities	513,943,400

$1,856,633,540

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,204,445
Aggregate gross unrealized depreciation	(62,143,849)

Net unrealized depreciation	$(36,939,404)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,028,839,176

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $4,028,793,688)	$3,991,899,772
Cash	19,822,848
Dividends, interest and other receivables	30,506,294
Due from Custodian	4,777,256
Receivable for Portfolio shares sold	55,031
Securities lending income receivable	20,491
Other assets	18,477

Total assets	4,047,100,169

LIABILITIES
Payable for return of collateral on securities loaned	23,549,490
Payable for securities purchased	4,777,256
Payable for Portfolio shares repurchased	1,824,121
Investment management fees payable	915,192
Administrative fees payable	305,851
Distribution fees payable – Class IB	53,141
Distribution fees payable – Class IA	16,662
Accrued expenses	104,523

Total liabilities	31,546,236

Commitments and contingent liabilities^
NET ASSETS	$4,015,553,933

Net assets were comprised of:
Paid in capital	$4,355,043,122
Total distributable earnings (loss)	(339,489,189)

Net assets	$4,015,553,933

Class IA
Net asset value, offering and redemption price per share, $78,862,221 / 8,119,259 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.71

Class IB
Net asset value, offering and redemption price per share, $249,655,768 / 25,881,039 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.65

Class K
Net asset value, offering and redemption price per share, $3,687,035,944 / 379,490,347 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.72

(x) Includes value of securities on loan of $57,406,904.
^ See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Interest	$133,191,644
Dividends	11,965,594
Securities lending (net)	108,320

Total income	145,265,558

EXPENSES
Investment management fees	13,401,857
Administrative fees	3,743,358
Distribution fees – Class IB	632,037
Professional fees	226,395
Printing and mailing expenses	216,908
Distribution fees – Class IA	200,149
Trustees’ fees	141,281
Custodian fees	105,400
Miscellaneous	95,906

Gross expenses	18,763,291
Less: Waiver from investment manager	(1,120,373)
Voluntary waiver from investment manager	(1,425,725)

Net expenses	16,217,193

NET INVESTMENT INCOME (LOSS)	129,048,365

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(15,180,829)
Net change in unrealized appreciation (depreciation) on investments in securities	120,417,421

NET REALIZED AND UNREALIZED GAIN (LOSS)	105,236,592

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$234,284,957

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$129,048,365	$115,607,489
Net realized gain (loss)	(15,180,829)	(34,694,612)
Net change in unrealized appreciation (depreciation)	120,417,421	34,760,922

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	234,284,957	115,673,799

Distributions to shareholders:
Class IA	(2,371,501)	(1,965,340)
Class IB	(7,629,063)	(6,484,230)
Class K	(119,445,504)	(106,870,526)

Total distributions to shareholders	(129,446,068)	(115,320,096)

Tax return of capital:
Class IA	(517)	—
Class IB	(1,664)	—
Class K	(26,058)	—

Total tax return of capital	(28,239)	—

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,469,007 and 1,450,594 shares, respectively ]	14,313,101	13,913,591
Capital shares issued in reinvestment of dividends [ 245,028 and 206,836 shares, respectively ]	2,372,018	1,965,340
Capital shares repurchased [ (1,838,060) and (1,239,102) shares, respectively ]	(17,996,699)	(11,888,522)

Total Class IA transactions	(1,311,580)	3,990,409

Class IB
Capital shares sold [ 3,787,667 and 5,777,300 shares, respectively ]	36,725,718	54,642,650
Capital shares issued in reinvestment of dividends [ 793,166 and 687,008 shares, respectively ]	7,630,727	6,484,230
Capital shares repurchased [ (5,786,835) and (5,772,340) shares, respectively ]	(56,014,193)	(54,977,271)

Total Class IB transactions	(11,657,748)	6,149,609

Class K
Capital shares sold [ 55,948,173 and 61,231,140 shares, respectively ]	543,920,481	584,909,911
Capital shares issued in reinvestment of dividends [ 12,341,312 and 11,246,103 shares, respectively ]	119,471,562	106,870,526
Capital shares repurchased [ (98,781,923) and (90,975,369) shares, respectively ]	(964,282,227)	(874,467,806)

Total Class K transactions	(300,890,184)	(182,687,369)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(313,859,512)	(172,547,351)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(209,048,862)	(172,193,648)
NET ASSETS:
Beginning of year	4,224,602,795	4,396,796,443

End of year	$4,015,553,933	$4,224,602,795

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2025		2024		2023	2022	2021
Net asset value, beginning of year	$9.49		$9.50		$9.40	$10.29	$10.66

Income (loss) from investment operations†:
Net investment income (loss) (e)	0.28		0.23		0.18	0.09	0.06
Net realized and unrealized gain (loss)	0.24		—	#	0.18	(0.88)	(0.28)

Total from investment operations	0.52		0.23		0.36	(0.79)	(0.22)

Less distributions:
Dividends from net investment income	(0.30)		(0.24)		(0.26)	(0.09)	(0.08)
Distributions from net realized gains	—		—		—	(0.01)	(0.07)
Tax return of capital	—	#	—		—	—	—

Total dividends and distributions	(0.30)		(0.24)		(0.26)	(0.10)	(0.15)

Net asset value, end of year	$9.71		$9.49		$9.50	$9.40	$10.29

Total return	5.51%		2.46%		3.85%	(7.67)%	(2.08)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$78,862		$78,218		$74,371	$71,572	$84,502
Ratio of expenses to average net assets:
After waivers (f)	0.62	%(i)	0.64	%(i)	0.64%	0.65%	0.65%
Before waivers (f)	0.68%		0.69%		0.68%	0.67%	0.66%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.89%		2.44%		1.92%	0.96%	0.57%
Before waivers (f)	2.83%		2.39%		1.88%	0.94%	0.55%
Portfolio turnover rate^	38%		36%		21%	45%	31%

	Year Ended December 31,
Class IB	2025		2024		2023	2022	2021
Net asset value, beginning of year	$9.43		$9.44		$9.34	$10.22	$10.60

Income (loss) from investment operations†:
Net investment income (loss) (e)	0.28		0.23		0.18	0.09	0.06
Net realized and unrealized gain (loss)	0.24		—	#	0.18	(0.87)	(0.29)

Total from investment operations	0.52		0.23		0.36	(0.78)	(0.23)

Less distributions:
Dividends from net investment income	(0.30)		(0.24)		(0.26)	(0.09)	(0.08)
Distributions from net realized gains	—		—		—	(0.01)	(0.07)
Tax return of capital	—	#	—		—	—	—

Total dividends and distributions	(0.30)		(0.24)		(0.26)	(0.10)	(0.15)

Net asset value, end of year	$9.65		$9.43		$9.44	$9.34	$10.22

Total return	5.54%		2.47%		3.87%	(7.62)%	(2.18)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$249,656		$255,302		$249,235	$258,718	$308,194
Ratio of expenses to average net assets:
After waivers (f)	0.62	%(i)	0.64	%(i)	0.64%	0.65%	0.65%
Before waivers (f)	0.68%		0.69%		0.68%	0.67%	0.66%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.89%		2.44%		1.91%	0.96%	0.57%
Before waivers (f)	2.83%		2.39%		1.88%	0.94%	0.55%
Portfolio turnover rate^	38%		36%		21%	45%	31%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2025		2024		2023	2022	2021
Net asset value, beginning of year	$9.49		$9.51		$9.40	$10.29	$10.66

Income (loss) from investment operations†:
Net investment income (loss) (e)	0.31		0.26		0.20	0.12	0.09
Net realized and unrealized gain (loss)	0.25		(0.01)		0.19	(0.88)	(0.29)

Total from investment operations	0.56		0.25		0.39	(0.76)	(0.20)

Less distributions:
Dividends from net investment income	(0.33)		(0.27)		(0.28)	(0.12)	(0.10)
Distributions from net realized gains	—		—		—	(0.01)	(0.07)
Tax return of capital	—	#	—		—	—	—

Total dividends and distributions	(0.33)		(0.27)		(0.28)	(0.13)	(0.17)

Net asset value, end of year	$9.72		$9.49		$9.51	$9.40	$10.29

Total return	5.87%		2.60%		4.21%	(7.43)%	(1.85)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,687,036		$3,891,083		$4,073,190	$6,217,249	$6,244,395
Ratio of expenses to average net assets:
After waivers (f)	0.37	%(i)	0.39	%(i)	0.39%	0.40%	0.40%
Before waivers (f)	0.43%		0.44%		0.43%	0.42%	0.41%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	3.14%		2.68%		2.15%	1.23%	0.82%
Before waivers (f)	3.08%		2.63%		2.12%	1.21%	0.80%
Portfolio turnover rate^	38%		36%		21%	45%	31%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period may not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(i)	Includes voluntary waiver from investment manager of 0.03% and 0.01% for years ended December 31, 2025 and 2024, respectively.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.0%)
ANZ Group Holdings Ltd.	88,089	$2,136,290
APA Group	40,602	243,049
Aristocrat Leisure Ltd.	38,100	1,479,287
ASX Ltd.	6,029	206,966
BHP Group Ltd.	149,956	4,552,327
Brambles Ltd.	39,183	600,376
CAR Group Ltd.	10,967	225,127
Cochlear Ltd.	1,863	324,072
Coles Group Ltd.	39,561	566,038
Commonwealth Bank of Australia	49,409	5,294,490
Computershare Ltd.	15,121	344,507
CSL Ltd.	14,252	1,642,087
Evolution Mining Ltd.	59,345	502,177
Fortescue Ltd.	50,442	740,911
Glencore plc	684,256	3,749,785
Goodman Group (REIT)	60,373	1,248,182
Insurance Australia Group Ltd.	73,551	391,692
Lottery Corp. Ltd. (The)	122,641	422,317
Lynas Rare Earths Ltd.*	25,466	211,415
Macquarie Group Ltd.	10,591	1,436,198
Medibank Pvt. Ltd.	83,102	265,644
National Australia Bank Ltd.	90,436	2,553,513
Northern Star Resources Ltd.	80,829	1,441,849
Origin Energy Ltd.	48,764	373,915
Pro Medicus Ltd.	1,772	261,189
Qantas Airways Ltd.	21,183	146,737
QBE Insurance Group Ltd.	44,409	589,467
REA Group Ltd.	1,607	196,673
Rio Tinto Ltd.	10,753	1,053,582
Rio Tinto plc	33,326	2,692,612
Rio Tinto plc (ADR)	19,300	1,544,579
Santos Ltd.	93,606	385,427
Scentre Group (REIT)	160,126	448,812
SGH Ltd.	6,328	196,158
Sigma Healthcare Ltd.	146,743	287,911
Sonic Healthcare Ltd.	14,010	211,394
South32 Ltd.	135,217	321,244
Stockland (REIT)	70,648	270,152
Suncorp Group Ltd.	31,126	366,625
Telstra Group Ltd.	116,297	377,965
Transurban Group	91,947	871,937
Vicinity Ltd. (REIT)	116,616	199,229
Washington H Soul Pattinson & Co. Ltd. (x)	10,145	251,448
Wesfarmers Ltd.	33,493	1,812,488
Westpac Banking Corp.	100,986	2,601,370
WiseTech Global Ltd.	15,218	695,261
Woodside Energy Group Ltd.	57,014	897,559
Woolworths Group Ltd.	36,258	710,901

		48,342,934

Austria (0.5%)
Erste Group Bank AG	46,514	5,624,849
OMV AG	4,648	259,570
Raiffeisen Bank International AG	3,781	170,183
Verbund AG	1,650	120,223

		6,174,825

Belgium (0.8%)
Ageas SA/NV	4,322	303,737
Anheuser-Busch InBev SA/NV	44,570	2,875,589
D’ieteren Group	561	101,464
Elia Group SA/NV, Class B (x)	1,294	166,822
Financiere de Tubize SA	592	145,405
Groupe Bruxelles Lambert NV	2,172	193,865
KBC Group NV	6,884	900,021
Lotus Bakeries NV (x)	12	110,704
Sofina SA	435	126,269
Syensqo SA (x)	24,302	1,958,054
UCB SA	10,100	2,832,067

		9,713,997

Brazil (0.6%)
Ambev SA	460,800	1,175,598
B3 SA - Brasil Bolsa Balcao	383,100	975,272
Banco Bradesco SA (ADR)	299,317	996,725
Banco BTG Pactual SA	67,697	653,281
MercadoLibre, Inc.*	243	489,465
Petroleo Brasileiro SA - Petrobras (ADR)	101,449	1,202,171
TOTVS SA	91,400	701,877
XP, Inc., Class A	27,670	452,958
Yara International ASA	4,742	194,761

		6,842,108

Canada (1.1%)
Agnico Eagle Mines Ltd.	15,550	2,637,003
CAE, Inc.*	72,890	2,216,625
Canadian National Railway Co.	16,128	1,595,116
Canadian Natural Resources Ltd.	17,480	592,070
Element Fleet Management Corp.	51,552	1,354,012
Franco-Nevada Corp.	11,421	2,367,410
RB Global, Inc.	21,309	2,193,854

		12,956,090

Chile (0.2%)
Antofagasta plc	11,567	511,253
Sociedad Quimica y Minera de Chile SA (ADR)*	31,500	2,167,200

		2,678,453

China (1.4%)
Alibaba Group Holding Ltd.	50,900	933,933
Baidu, Inc. (ADR)*	13,875	1,812,907
BOC Hong Kong Holdings Ltd.	108,543	549,779
BYD Co. Ltd., Class H	111,900	1,370,946
China Life Insurance Co. Ltd., Class H	246,000	865,443
China Resources Gas Group Ltd.	111,700	324,650
Kingsoft Corp. Ltd.	74,800	273,338
Prosus NV	61,269	3,805,376
SITC International Holdings Co. Ltd.	39,000	139,610
Tencent Holdings Ltd.	36,300	2,793,850
TravelSky Technology Ltd., Class H	732,000	966,883
Wharf Holdings Ltd. (The)	37,315	104,235
Wilmar International Ltd.	51,855	124,252
Yangzijiang Shipbuilding Holdings Ltd.	79,100	214,150
Yum China Holdings, Inc. (New York Stock Exchange)	12,300	587,202
Yum China Holdings, Inc.(Hong Kong Stock Exchange)	32,050	1,517,935

		16,384,489

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Colombia (0.2%)
Grupo Cibest SA (ADR)	37,018	$2,354,715

Denmark (1.1%)
Carlsberg A/S, Class B	2,717	357,043
Coloplast A/S, Class B	3,866	332,363
Danske Bank A/S	20,033	1,004,227
Demant A/S (x)*	2,370	80,247
DSV A/S	10,142	2,577,129
Genmab A/S*	1,797	573,115
Novo Nordisk A/S, Class B	109,516	5,604,474
Novonesis Novozymes B	10,462	671,277
Orsted A/S (m)*	16,041	308,799
Pandora A/S	2,309	257,070
ROCKWOOL A/S, Class B	3,110	110,295
Tryg A/S	9,379	245,703
Vestas Wind Systems A/S	30,171	823,150

		12,944,892

Finland (0.6%)
Elisa OYJ	4,410	195,593
Fortum OYJ	13,951	298,065
Kesko OYJ, Class B	7,610	172,158
Kone OYJ, Class B	10,035	714,192
Metso OYJ	18,855	331,933
Neste OYJ	11,652	265,789
Nokia OYJ	158,088	1,035,194
Nordea Bank Abp	91,691	1,733,243
Orion OYJ, Class B	3,262	244,002
Sampo OYJ, Class A	72,676	882,273
Stora Enso OYJ, Class R (x)	18,054	227,129
UPM-Kymmene OYJ	15,432	449,584
Wartsila OYJ Abp	14,614	522,101

		7,071,256

France (7.5%)
Accor SA	32,967	1,868,179
Aeroports de Paris SA	966	126,466
Air Liquide SA	30,635	5,769,721
Airbus SE	17,544	4,090,553
Alstom SA*	71,139	2,104,276
Amundi SA (m)	1,722	142,873
AXA SA	106,158	5,110,042
BioMerieux	1,208	156,586
BNP Paribas SA	44,436	4,218,950
Bollore SE	18,143	102,216
Bouygues SA	5,437	283,377
Bureau Veritas SA	9,879	315,554
Capgemini SE	38,392	6,418,075
Carrefour SA	16,866	282,052
Cie de Saint-Gobain SA	36,127	3,692,013
Cie Generale des Etablissements Michelin SCA	49,646	1,651,718
Covivio SA (REIT)	1,895	126,160
Credit Agricole SA	31,463	648,917
Danone SA	19,075	1,721,173
Dassault Aviation SA	553	177,939
Dassault Systemes SE	69,021	1,933,745
Edenred SE	7,524	167,206
Eiffage SA	2,133	306,820
Engie SA	54,298	1,430,005
EssilorLuxottica SA	13,177	4,179,566
FDJ United (x)	3,604	100,041
Gecina SA (REIT)	1,476	140,329
Getlink SE	9,354	172,917
Hermes International SCA	935	2,331,679
Ipsen SA	1,207	168,798
Kering SA	2,234	790,244
Klepierre SA (REIT)	6,690	265,267
Legrand SA	16,830	2,516,829
L’Oreal SA	7,092	3,055,434
LVMH Moet Hennessy Louis Vuitton SE	13,566	10,283,082
Orange SA	152,690	2,548,066
Pernod Ricard SA	14,174	1,217,648
Publicis Groupe SA	22,998	2,395,155
Renault SA	5,649	235,143
Rexel SA	6,454	254,771
Safran SA	20,256	7,079,563
Sartorius Stedim Biotech	835	206,071
Societe Generale SA	25,865	2,088,851
Sodexo SA	7,827	401,965
Thales SA	2,781	751,040
TotalEnergies SE (Paris Stock Exchange)	58,635	3,830,587
Unibail-Rodamco-Westfield (REIT)	3,623	394,949
Veolia Environnement SA	18,217	636,264
Vinci SA	14,730	2,078,149

		90,967,024

Germany (7.4%)
adidas AG	11,257	2,236,401
Allianz SE (Registered)	14,452	6,632,248
Aumovio SE*	8,776	442,864
BASF SE	26,558	1,386,703
Bayer AG (Registered)	28,907	1,257,285
Bayerische Motoren Werke AG (x)	20,690	2,264,689
Bayerische Motoren Werke AG (Preference) (q)	1,695	182,265
Beiersdorf AG	2,800	308,260
Brenntag SE (x)	3,816	222,255
Commerzbank AG	21,347	905,640
Continental AG	20,809	1,661,944
CTS Eventim AG & Co. KGaA	1,940	178,971
Daimler Truck Holding AG (x)	32,247	1,414,304
Deutsche Bank AG (Registered)	54,646	2,126,323
Deutsche Boerse AG	12,986	3,413,919
Deutsche Lufthansa AG (Registered)	17,164	169,559
Deutsche Post AG	28,602	1,570,739
Deutsche Telekom AG (Registered)	153,406	4,986,620
Dr Ing hc F Porsche AG (Preference) (m)(q)(x)	3,333	178,691
E.ON SE	66,288	1,256,164
Evonik Industries AG	6,785	106,529
Fresenius Medical Care AG	6,387	305,945
Fresenius SE & Co. KGaA	12,614	726,078
GEA Group AG	30,153	2,048,190
Hannover Rueck SE	1,773	554,662
Heidelberg Materials AG	4,005	1,049,589
Henkel AG & Co. KGaA	2,652	202,581
Henkel AG & Co. KGaA (Preference) (q)	4,734	387,101
Hensoldt AG (x)	1,974	170,277

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
HOCHTIEF AG (x)	459	$181,783
Infineon Technologies AG	38,373	1,701,470
Knorr-Bremse AG	2,045	228,672
LEG Immobilien SE	2,131	155,896
Mercedes-Benz Group AG	21,322	1,505,211
Merck KGaA	18,153	2,615,476
MTU Aero Engines AG	7,178	2,997,164
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	3,857	2,548,310
Nemetschek SE	1,796	195,869
Porsche Automobil Holding SE (Preference) (q)	4,680	219,557
Rational AG	129	100,284
Rheinmetall AG	1,969	3,612,105
RWE AG	42,466	2,258,747
SAP SE	56,659	13,873,122
Sartorius AG (Preference) (q)	747	217,011
Scout24 SE (m)	2,332	235,141
Siemens AG (Registered)	29,557	8,306,968
Siemens Energy AG*	22,882	3,237,668
Siemens Healthineers AG (m)	59,299	3,130,393
Symrise AG, Class A	19,472	1,576,215
Talanx AG	1,928	257,846
Volkswagen AG (Preference) (q)(x)	6,134	746,458
Vonovia SE	21,986	634,063
Zalando SE (m)*	29,815	887,878

		89,770,103

Hong Kong (1.5%)
AIA Group Ltd.	613,252	6,295,866
AIA Group Ltd. (ADR)	29,631	1,215,760
CK Asset Holdings Ltd.	53,705	271,330
CK Infrastructure Holdings Ltd. (x)	20,340	150,537
CLP Holdings Ltd.	49,564	443,246
Futu Holdings Ltd. (ADR)*	1,653	271,439
Hang Seng Bank Ltd.	23,174	457,066
Henderson Land Development Co. Ltd. (x)	44,906	162,367
HKT Trust & HKT Ltd.	112,042	165,701
Hong Kong & China Gas Co. Ltd.	314,330	283,122
Hong Kong Exchanges & Clearing Ltd.	35,439	1,856,031
Hongkong Land Holdings Ltd.	32,200	228,620
Link REIT (REIT)	75,278	336,022
MTR Corp. Ltd.	43,618	167,014
Power Assets Holdings Ltd. (x)	42,996	304,680
Prudential plc	209,094	3,225,753
Sino Land Co. Ltd.	105,239	138,197
Sun Hung Kai Properties Ltd.	42,778	520,523
Swire Pacific Ltd., Class A (x)	11,331	91,286
Techtronic Industries Co. Ltd.	42,500	490,929
WH Group Ltd. (m)	230,823	257,139
Wharf Real Estate Investment Co. Ltd.	50,330	158,957

		17,491,585

India (0.6%)
HDFC Bank Ltd.	171,528	1,891,630
HDFC Bank Ltd. (ADR)	41,424	1,513,633
ICICI Bank Ltd. (ADR)	65,881	1,963,254
Kotak Mahindra Bank Ltd.	19,329	473,357
Reliance Industries Ltd.	51,776	904,646
UPL Ltd.	71,669	634,045

		7,380,565

Indonesia (0.0%)†
Jardine Matheson Holdings Ltd.	4,700	309,166

Ireland (0.4%)
AerCap Holdings NV	5,047	725,557
AIB Group plc	62,355	674,172
Bank of Ireland Group plc	28,791	554,051
Kerry Group plc, Class A	20,043	1,837,254
Kingspan Group plc	8,647	753,509

		4,544,543

Israel (0.6%)
Azrieli Group Ltd.	1,260	142,635
Bank Hapoalim BM	36,297	821,215
Bank Leumi Le-Israel BM	43,788	965,260
Check Point Software Technologies Ltd.*	13,001	2,412,466
Elbit Systems Ltd.	831	479,099
ICL Group Ltd.	24,296	139,617
Israel Discount Bank Ltd., Class A	35,518	377,202
Mizrahi Tefahot Bank Ltd.	4,730	330,330
Nice Ltd.*	1,734	194,442
Nova Ltd.*	910	304,643
Phoenix Financial Ltd.	7,020	290,539
Teva Pharmaceutical Industries Ltd. (ADR)*	33,772	1,054,024
Wix.com Ltd.*	1,463	151,991

		7,663,463

Italy (2.4%)
Banca Mediolanum SpA	6,911	158,132
Banca Monte dei Paschi di Siena SpA	58,409	626,704
Banco BPM SpA	33,962	519,656
BPER Banca SpA	43,622	594,669
Coca-Cola HBC AG	6,172	319,637
Davide Campari-Milano NV (x)	20,566	133,849
Enel SpA	240,138	2,505,180
Eni SpA	60,228	1,142,388
Ferrari NV	3,691	1,382,413
FinecoBank Banca Fineco SpA	17,836	465,331
Generali (x)	25,029	1,051,553
Infrastrutture Wireless Italiane SpA (m)	7,623	70,638
Intesa Sanpaolo SpA	420,525	2,926,164
Leonardo SpA	67,493	3,899,262
Moncler SpA	6,804	439,144
Nexi SpA (m)(x)	17,287	85,752
Poste Italiane SpA (m)	13,693	345,656
Prysmian SpA	38,765	3,935,182
Recordati Industria Chimica e Farmaceutica SpA	3,362	191,783
Ryanair Holdings plc	24,911	865,088
Snam SpA	62,578	415,952
Telecom Italia SpA*	347,002	209,526
Terna - Rete Elettrica Nazionale	40,898	435,165
UniCredit SpA	68,569	5,714,896
Unipol Assicurazioni SpA	10,455	252,738

		28,686,458

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Ivory Coast (0.0%)†
Endeavour Mining plc	5,430	$283,406

Japan (14.7%)
Advantest Corp.	22,600	2,832,935
Aeon Co. Ltd. (x)	66,056	1,044,565
AGC, Inc. (x)	5,350	177,366
Aisin Corp.	13,814	258,042
Ajinomoto Co., Inc.	27,336	578,866
ANA Holdings, Inc.	4,630	88,054
Asahi Group Holdings Ltd. (x)	44,661	467,452
Asahi Kasei Corp.	38,678	342,976
Asics Corp.	20,100	481,841
Astellas Pharma, Inc.	53,750	718,199
Bandai Namco Holdings, Inc.	17,257	459,628
Bridgestone Corp. (x)	34,128	765,614
Canon, Inc. (x)	25,830	763,984
Capcom Co. Ltd. (x)	10,800	251,729
Central Japan Railway Co.	22,800	631,279
Chiba Bank Ltd. (The)	17,672	197,208
Chubu Electric Power Co., Inc.	19,354	298,020
Chugai Pharmaceutical Co. Ltd. (x)	20,041	1,054,635
Dai Nippon Printing Co. Ltd.	11,162	191,972
Daifuku Co. Ltd. (x)	9,600	302,022
Dai-ichi Life Holdings, Inc.	103,500	861,289
Daiichi Sankyo Co. Ltd.	111,461	2,382,351
Daikin Industries Ltd.	7,623	977,208
Daito Trust Construction Co. Ltd.	7,090	135,155
Daiwa House Industry Co. Ltd.	16,558	549,467
Daiwa Securities Group, Inc.	41,476	362,889
Denso Corp.	155,848	2,147,089
Disco Corp.	5,900	1,814,371
East Japan Railway Co.	28,175	743,227
Ebara Corp. (x)	13,800	324,561
Eisai Co. Ltd. (x)	8,154	242,579
ENEOS Holdings, Inc.	79,938	564,935
FANUC Corp. (x)	27,520	1,068,895
Fast Retailing Co. Ltd.	5,648	2,053,097
Fuji Electric Co. Ltd.	4,057	306,917
FUJIFILM Holdings Corp.	33,504	715,254
Fujikura Ltd.	7,400	823,902
Fujitsu Ltd.	52,340	1,446,501
Hankyu Hanshin Holdings, Inc.	6,500	163,620
Hikari Tsushin, Inc.	400	111,721
Hitachi Ltd.	384,910	12,045,639
Honda Motor Co. Ltd.	111,012	1,088,575
Hoya Corp.	23,002	3,478,054
Hulic Co. Ltd. (x)	13,300	145,575
Idemitsu Kosan Co. Ltd.	22,675	171,249
IHI Corp.	31,200	548,649
Inpex Corp. (x)	25,800	515,045
Isuzu Motors Ltd.	14,869	231,569
ITOCHU Corp.	180,660	2,277,857
Japan Airlines Co. Ltd.	3,858	71,549
Japan Exchange Group, Inc.	28,200	301,731
Japan Post Bank Co. Ltd.	53,600	755,889
Japan Post Holdings Co. Ltd.	53,300	561,617
Japan Post Insurance Co. Ltd.	5,100	153,417
Japan Tobacco, Inc. (x)	35,400	1,274,617
JFE Holdings, Inc.	16,176	206,279
JX Advanced Metals Corp.	16,500	206,461
Kajima Corp.	12,369	460,758
Kansai Electric Power Co., Inc. (The)	27,423	429,797
Kao Corp. (x)	13,667	546,279
Kawasaki Heavy Industries Ltd. (x)	40,000	2,650,664
Kawasaki Kisen Kaisha Ltd. (x)	10,600	147,591
KDDI Corp.	86,500	1,495,692
Keyence Corp.	12,332	4,462,320
Kikkoman Corp. (x)	19,015	172,621
Kioxia Holdings Corp.*	5,700	379,721
Kirin Holdings Co. Ltd. (x)	21,991	329,640
Kobe Bussan Co. Ltd. (x)	3,900	94,363
Komatsu Ltd.	27,972	892,875
Konami Group Corp.	3,088	420,499
Kubota Corp. (x)	29,108	411,886
Kyocera Corp.	37,632	527,698
Kyowa Kirin Co. Ltd. (x)	7,067	114,009
Lasertec Corp. (x)	2,300	435,288
LY Corp.	252,100	671,451
M3, Inc. (x)	13,300	179,496
Makita Corp.	6,492	196,327
Marubeni Corp.	41,568	1,155,168
MatsukiyoCocokara & Co. (x)	10,600	183,524
Minebea Mitsumi, Inc.	10,300	206,539
Mitsubishi Chemical Group Corp.	35,359	206,569
Mitsubishi Corp.	95,152	2,178,339
Mitsubishi Electric Corp.	55,771	1,632,470
Mitsubishi Estate Co. Ltd.	102,311	2,495,725
Mitsubishi HC Capital, Inc.	25,500	213,422
Mitsubishi Heavy Industries Ltd.	94,650	2,320,327
Mitsubishi UFJ Financial Group, Inc.	458,316	7,294,317
Mitsui & Co. Ltd.	72,908	2,161,082
Mitsui Fudosan Co. Ltd.	79,281	901,174
Mitsui OSK Lines Ltd. (x)	10,700	321,738
Mizuho Financial Group, Inc.	73,504	2,674,750
MonotaRO Co. Ltd. (x)	5,800	92,587
MS&AD Insurance Group Holdings, Inc.	38,008	893,664
Murata Manufacturing Co. Ltd.	132,739	2,750,707
NEC Corp.	90,870	3,080,437
Nexon Co. Ltd. (x)	11,100	271,193
Nidec Corp.	25,968	353,446
Nintendo Co. Ltd.	40,090	2,711,654
Nippon Building Fund, Inc. (REIT) (x)	249	227,158
Nippon Paint Holdings Co. Ltd. (x)	28,600	191,257
Nippon Sanso Holdings Corp. (x)	61,900	1,844,671
Nippon Steel Corp. (x)	142,645	584,458
Nippon Yusen KK (x)	12,432	403,024
Nissan Motor Co. Ltd. (x)*	68,447	170,462
Nitori Holdings Co. Ltd. (x)	51,450	900,802
Nitto Denko Corp.	20,455	485,127
Nomura Holdings, Inc.	88,708	736,779
Nomura Research Institute Ltd.	45,477	1,748,066
NTT, Inc.	897,700	903,775
Obayashi Corp.	18,466	385,376
Obic Co. Ltd.	40,600	1,275,748
Olympus Corp.	34,808	440,989
Oracle Corp.	7,240	609,650
Oriental Land Co. Ltd. (x)	31,820	588,804
ORIX Corp.	33,710	980,052
Osaka Gas Co. Ltd.	10,173	352,652
Otsuka Corp. (x)	6,868	141,709
Otsuka Holdings Co. Ltd. (x)	12,500	708,073

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Pan Pacific International Holdings Corp.	169,100	$1,006,460
Panasonic Holdings Corp.	68,886	889,880
Rakuten Group, Inc. (x)*	46,400	297,406
Recruit Holdings Co. Ltd.	41,600	2,349,561
Renesas Electronics Corp. (x)*	52,400	715,884
Resona Holdings, Inc.	62,259	593,416
Resonac Holdings Corp.	26,000	1,083,223
Ryohin Keikaku Co. Ltd.	14,200	252,199
Sanrio Co. Ltd. (x)	5,700	178,926
SBI Holdings, Inc.	16,320	351,634
SCREEN Holdings Co. Ltd. (x)	2,500	243,233
Secom Co. Ltd.	12,054	428,862
Seibu Holdings, Inc.	6,200	170,357
Sekisui Chemical Co. Ltd.	11,714	197,053
Sekisui House Ltd. (x)	17,170	383,431
Seven & i Holdings Co. Ltd.	61,536	884,109
SG Holdings Co. Ltd. (x)	7,700	70,467
Shimadzu Corp.	6,740	179,343
Shimano, Inc. (x)	2,336	246,589
Shin-Etsu Chemical Co. Ltd.	71,420	2,221,844
Shionogi & Co. Ltd.	21,721	393,957
Shiseido Co. Ltd. (x)	11,922	173,380
SMC Corp.	1,748	607,738
SoftBank Corp.	847,600	1,162,312
SoftBank Group Corp.	114,976	3,229,663
Sompo Holdings, Inc.	25,581	871,426
Sony Financial Group, Inc.*	191,320	202,752
Sony Group Corp.	255,420	6,561,607
Subaru Corp.	16,880	365,855
Sugi Holdings Co. Ltd.	22,100	519,909
SUMCO Corp. (x)	194,200	1,779,092
Sumitomo Corp.	31,928	1,103,130
Sumitomo Electric Industries Ltd.	21,460	866,538
Sumitomo Metal Mining Co. Ltd.	7,191	291,836
Sumitomo Mitsui Financial Group, Inc.	157,056	5,054,388
Sumitomo Mitsui Trust Group, Inc.	47,566	1,450,605
Sumitomo Realty & Development Co. Ltd.	19,052	478,246
Suntory Beverage & Food Ltd. (x)	4,500	135,799
Suzuki Motor Corp.	115,744	1,725,002
Sysmex Corp.	15,700	154,604
T&D Holdings, Inc.	13,668	315,435
Taisei Corp.	4,236	401,181
Takeda Pharmaceutical Co. Ltd.	47,277	1,459,297
TDK Corp.	58,165	821,009
Terumo Corp.	133,100	1,928,862
TIS, Inc.	6,000	201,366
Toho Co. Ltd. (x)	3,246	165,367
Tokio Marine Holdings, Inc.	54,245	2,014,448
Tokyo Electron Ltd.	13,208	2,893,888
Tokyo Gas Co. Ltd.	9,342	370,066
Tokyo Metro Co. Ltd. (x)	9,900	100,776
Tokyu Corp.	13,905	162,450
TOPPAN Holdings, Inc.	7,455	221,832
Toray Industries, Inc. (x)	42,474	276,580
Toyota Industries Corp. (x)	4,718	536,136
Toyota Motor Corp.	314,950	6,747,780
Toyota Tsusho Corp.	19,842	668,071
Trend Micro, Inc. (x)*	3,882	161,139
Tsuruha Holdings, Inc. (x)	7,900	145,149
Unicharm Corp. (x)	34,746	198,530
West Japan Railway Co. (x)	11,500	229,501
Yamaha Motor Co. Ltd. (x)	28,696	212,417
Yokogawa Electric Corp.	6,603	211,444
Yokohama Financial Group, Inc.	30,900	255,166
Zensho Holdings Co. Ltd.	3,000	171,891
ZOZO, Inc. (x)	12,600	103,847

		177,376,970

Luxembourg (0.3%)
ArcelorMittal SA	13,802	634,044
CVC Capital Partners plc (m)(x)	44,877	754,174
Eurofins Scientific SE	25,982	1,905,325

		3,293,543

Macau (0.1%)
Galaxy Entertainment Group Ltd.	60,000	295,425
Sands China Ltd.	287,200	723,286

		1,018,711

Mexico (0.3%)
Fresnillo plc	6,869	308,697
Grupo Financiero Banorte SAB de CV, Class O	301,070	2,789,422

		3,098,119

Netherlands (3.4%)
ABN AMRO Bank NV (CVA) (m)	17,179	601,423
Adyen NV (m)*	744	1,202,230
Akzo Nobel NV	13,097	911,182
Argenx SE*	1,818	1,531,453
Argenx SE (ADR)*	1,989	1,672,650
ASM International NV	2,643	1,607,693
ASML Holding NV	17,428	18,871,549
ASR Nederland NV	4,507	321,081
BE Semiconductor Industries NV	2,073	325,840
Euronext NV (m)	2,218	333,644
EXOR NV	2,749	234,059
Heineken Holding NV	3,609	264,657
Heineken NV	65,229	5,346,068
IMCD NV (x)	1,595	144,969
ING Groep NV	89,212	2,517,255
JDE Peet’s NV	5,446	203,908
Koninklijke Ahold Delhaize NV	26,233	1,075,008
Koninklijke KPN NV	114,409	534,587
Koninklijke Philips NV	22,856	624,235
Magnum Ice Cream Co. NV (The) (x)*	14,755	234,193
Nebius Group NV, Class A (x)*	6,007	502,816
NN Group NV	7,945	613,812
Randstad NV	2,903	110,434
Universal Music Group NV	32,403	846,519
Wolters Kluwer NV	6,977	724,332

		41,355,597

New Zealand (0.1%)
Auckland International Airport Ltd.	47,429	227,469
Contact Energy Ltd.	24,813	132,146
Fisher & Paykel Healthcare Corp. Ltd.	18,227	396,156
Infratil Ltd.	26,908	171,655
Meridian Energy Ltd.	38,837	125,218

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Xero Ltd.*	5,090	$387,305

		1,439,949

Norway (0.7%)
Aker BP ASA	8,597	219,104
DNB Bank ASA	100,294	2,800,869
Equinor ASA	22,616	531,745
Equinor ASA (ADR)	57,101	1,349,297
Gjensidige Forsikring ASA	6,399	191,716
Kongsberg Gruppen ASA	12,359	317,067
Mowi ASA	14,472	349,166
Norsk Hydro ASA	273,071	2,118,468
Orkla ASA	21,798	243,281
Salmar ASA	1,943	119,028
Telenor ASA	19,086	277,769

		8,517,510

Peru (0.1%)
Credicorp Ltd.	5,445	1,562,715

Poland (0.0%)†
InPost SA (x)*	7,286	89,649

Portugal (0.1%)
Banco Comercial Portugues SA, Class R	218,974	230,626
EDP SA	91,466	420,827
Galp Energia SGPS SA	12,688	218,147
Jeronimo Martins SGPS SA	8,028	191,143

		1,060,743

Singapore (1.3%)
CapitaLand Ascendas REIT (REIT)	116,312	256,078
CapitaLand Integrated Commercial Trust (REIT)	181,537	337,540
CapitaLand Investment Ltd.	76,002	160,234
DBS Group Holdings Ltd.	167,826	7,358,545
Grab Holdings Ltd., Class A*	65,340	326,047
Keppel Ltd.	43,085	346,919
Oversea-Chinese Banking Corp. Ltd.	100,052	1,538,064
Sea Ltd. (ADR)*	11,224	1,431,846
Sembcorp Industries Ltd.	27,800	130,198
Singapore Airlines Ltd.	46,305	230,552
Singapore Exchange Ltd.	26,002	343,079
Singapore Technologies Engineering Ltd.	87,019	570,017
Singapore Telecommunications Ltd.	214,419	758,990
STMicroelectronics NV	19,891	524,555
United Overseas Bank Ltd.	37,421	1,020,679

		15,333,343

South Africa (0.2%)
Anglo American plc	69,753	2,900,627

South Korea (0.5%)
Amorepacific Corp.	6,047	501,626
Delivery Hero SE (m)(x)*	4,671	124,718
NAVER Corp.	4,844	815,432
Samsung Electronics Co. Ltd.	59,325	4,937,744

		6,379,520

Spain (2.4%)
Acciona SA (x)	730	159,483
ACS Actividades de Construccion y Servicios SA	5,293	527,795
Aena SME SA (m)	22,144	619,883
Amadeus IT Group SA	71,397	5,272,638
Banco Bilbao Vizcaya Argentaria SA	170,162	4,009,486
Banco de Sabadell SA	147,987	585,222
Banco Santander SA	619,703	7,333,729
Bankinter SA	19,528	324,847
CaixaBank SA	114,556	1,406,171
Cellnex Telecom SA (m)	14,781	476,476
EDP Renovaveis SA	10,538	149,107
Endesa SA (x)	9,276	333,902
Grifols SA (x)	8,450	106,256
Iberdrola SA	187,401	4,066,614
Industria de Diseno Textil SA	32,542	2,154,631
Mapfre SA	22,177	111,599
Naturgy Energy Group SA	7,044	214,569
Redeia Corp. SA	12,183	217,196
Repsol SA	32,861	614,996
Telefonica SA (x)	110,802	454,839

		29,139,439

Sweden (2.1%)
AddTech AB, Class B (x)	8,082	287,411
Alfa Laval AB	8,366	423,184
Assa Abloy AB, Class B	91,586	3,570,327
Atlas Copco AB, Class A	192,125	3,465,199
Atlas Copco AB, Class B	46,085	745,850
Beijer Ref AB, Class B (x)	11,587	187,652
Boliden AB*	8,505	475,944
Epiroc AB, Class A	67,411	1,536,911
Epiroc AB, Class B (x)	11,855	240,409
EQT AB (x)	14,725	581,867
Essity AB, Class B	17,662	508,767
Evolution AB (m)	3,859	263,987
Fastighets AB Balder, Class B (x)*	21,823	161,661
H & M Hennes & Mauritz AB, Class B (x)	14,925	301,369
Hexagon AB, Class B	62,057	738,092
Holmen AB, Class B	1,759	67,712
Industrivarden AB, Class A	3,251	146,686
Industrivarden AB, Class C (x)	4,331	195,228
Indutrade AB	8,171	213,361
Investment AB Latour, Class B	3,845	94,136
Investor AB, Class B	53,720	1,927,887
L E Lundbergforetagen AB, Class B (x)	2,399	133,285
Lifco AB, Class B (x)	7,076	270,543
Nibe Industrier AB, Class B (x)	47,126	182,331
Saab AB, Class B	9,441	551,293
Sagax AB, Class B	6,735	144,554
Sandvik AB	31,172	1,017,792
Securitas AB, Class B	14,744	235,737
Skandinaviska Enskilda Banken AB, Class A	44,053	933,551
Skanska AB, Class B	10,398	284,953
SKF AB, Class B	10,187	271,978
Svenska Cellulosa AB SCA, Class B	18,866	251,232
Svenska Handelsbanken AB, Class A	43,065	628,445
Swedbank AB, Class A	25,428	886,866
Swedish Orphan Biovitrum AB*	5,890	212,914
Tele2 AB, Class B	16,425	275,727

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Telefonaktiebolaget LM Ericsson, Class B	82,860	$815,415
Telia Co. AB	68,470	292,874
Trelleborg AB, Class B	6,266	267,274
Volvo AB, Class B	47,279	1,519,563

		25,309,967

Switzerland (3.1%)
ABB Ltd. (Registered)	46,275	3,459,671
Avolta AG	2,595	154,435
Banque Cantonale Vaudoise (Registered) (x)	784	99,373
Barry Callebaut AG (Registered) (x)	101	166,527
Belimo Holding AG (Registered)	306	301,712
BKW AG	600	127,560
Chocoladefabriken Lindt & Spruengli AG	26	380,432
Chocoladefabriken Lindt & Spruengli AG (Registered)	3	440,853
Cie Financiere Richemont SA (Registered)	21,387	4,645,415
DSM-Firmenich AG	5,142	415,508
EMS-Chemie Holding AG (Registered) (x)	209	144,989
Galderma Group AG	4,566	934,413
Geberit AG (Registered)	1,001	783,007
Givaudan SA (Registered)	270	1,072,365
Helvetia Baloise Holding AG	2,311	610,354
Julius Baer Group Ltd.	25,991	2,047,517
Kuehne + Nagel International AG (Registered)	1,347	291,218
Logitech International SA (Registered)	4,469	460,046
Lonza Group AG (Registered)	5,466	3,711,166
Partners Group Holding AG	667	827,245
Sandoz Group AG	12,567	917,656
Schindler Holding AG	1,182	446,477
Schindler Holding AG (Registered)	730	259,431
SGS SA (Registered) (x)	4,975	570,671
Sika AG (Registered)	7,299	1,498,318
Sonova Holding AG (Registered)	3,911	1,022,558
Straumann Holding AG (Registered) (x)	3,230	381,108
Swatch Group AG (The) (x)	932	197,966
Swiss Life Holding AG (Registered) (x)	839	971,083
Swiss Prime Site AG (Registered)	2,404	373,908
Swisscom AG (Registered)	765	555,811
UBS Group AG (Registered)	128,065	5,975,612
VAT Group AG (m)	811	395,108
Zurich Insurance Group AG	4,321	3,282,891

		37,922,404

Taiwan (1.8%)
ASE Technology Holding Co. Ltd.	344,000	2,742,541
Delta Electronics, Inc.	41,000	1,256,600
Hon Hai Precision Industry Co. Ltd.	207,040	1,518,840
MediaTek, Inc.	56,000	2,548,654
Taiwan Semiconductor Manufacturing Co. Ltd.	243,000	11,987,397
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	3,817	1,159,948

		21,213,980

Thailand (0.0%)†
Kasikornbank PCL	80,500	496,977

United Kingdom (10.2%)
3i Group plc	29,690	1,305,873
Admiral Group plc	7,386	316,201
Ashtead Group plc	25,704	1,762,182
Associated British Foods plc	9,933	284,788
AstraZeneca plc	85,009	15,801,669
Auto Trader Group plc (m)	26,505	209,506
Aviva plc	265,659	2,450,802
BAE Systems plc	206,923	4,780,721
Barclays plc	1,381,226	8,861,349
Barratt Redrow plc	359,355	1,846,020
British American Tobacco plc	64,545	3,666,325
BT Group plc	177,040	439,219
Bunzl plc	9,236	258,455
Burberry Group plc*	22,262	380,802
Centrica plc	144,756	330,832
CK Hutchison Holdings Ltd.	78,705	535,474
Coca-Cola Europacific Partners plc	5,945	539,211
Compass Group plc	81,361	2,592,612
DCC plc (x)	2,518	157,149
Diageo plc	168,157	3,634,609
Entain plc	178,914	1,848,787
Flutter Entertainment plc, Class DI*	5,838	1,255,404
Halma plc	37,751	1,800,363
Hikma Pharmaceuticals plc	4,829	100,893
HSBC Holdings plc	667,166	10,556,059
Imperial Brands plc	55,492	2,333,026
Informa plc	38,944	464,052
InterContinental Hotels Group plc	4,367	615,728
International Consolidated Airlines Group SA	32,732	182,678
Intertek Group plc	28,963	1,806,022
J Sainsbury plc	47,736	209,124
JD Sports Fashion plc	73,390	83,553
Kingfisher plc	49,200	207,380
Land Securities Group plc (REIT)	19,993	167,626
Legal & General Group plc	165,220	583,273
Lloyds Banking Group plc	1,747,970	2,314,707
London Stock Exchange Group plc	19,680	2,374,756
M&G plc	69,736	269,218
Marks & Spencer Group plc	319,722	1,422,199
Melrose Industries plc	565,699	4,486,750
National Grid plc	171,079	2,632,367
NatWest Group plc	379,505	3,334,307
Next plc	3,481	641,895
Pearson plc	16,209	229,414
Phoenix Group Holdings plc	20,132	199,999
Reckitt Benckiser Group plc	44,420	3,593,754
RELX plc (London Stock Exchange)	84,471	3,438,653
RELX plc (Turquoise Stock Exchange)	45,373	1,849,219
Rentokil Initial plc	437,347	2,638,110
Rolls-Royce Holdings plc	409,537	6,348,407
Sage Group plc (The)	29,155	425,613
Schroders plc	21,042	115,440
Segro plc (REIT)	39,289	381,521
Severn Trent plc	8,036	302,108
Smith & Nephew plc	24,015	400,915
Smiths Group plc	9,490	300,869

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Spirax Group plc	2,213	$203,441
SSE plc	121,782	3,576,960
Standard Chartered plc	104,107	2,556,831
Tesco plc	193,822	1,154,257
Unilever plc	64,349	4,215,093
United Utilities Group plc	19,304	310,689
Vodafone Group plc	557,903	743,603
Whitbread plc	5,220	179,426
Wise plc, Class A*	19,702	236,626

		123,244,914

United States (8.1%)
Aegon Ltd.	41,116	320,842
Alcon AG	23,052	1,841,599
AP Moller - Maersk A/S, Class A (x)	91	209,615
AP Moller - Maersk A/S, Class B (x)	117	269,505
BP plc	464,526	2,710,011
Buzzi SpA	2,199	134,382
Carnival Corp.*	72,385	2,210,638
CRH plc	8,586	1,076,798
CyberArk Software Ltd.*	1,463	652,586
Everest Group Ltd.	3,839	1,302,765
Experian plc	57,186	2,592,331
Ferrovial SE	15,326	996,735
GSK plc	120,011	2,951,472
Haleon plc	491,078	2,480,983
Holcim AG	15,159	1,488,150
ICON plc*	12,142	2,212,515
James Hardie Industries plc (CHDI)*	35,830	738,376
Linde plc	5,602	2,388,637
Monday.com Ltd.*	1,152	169,989
Nestle SA (Registered)	110,882	11,022,407
Nestle SA (ADR)	9,457	934,163
Novartis AG (Registered)	56,133	7,766,919
Novartis AG (ADR)	13,051	1,799,341
QIAGEN NV	30,304	1,383,753
Roche Holding AG (BMV Mexico Stock Exchange)	37,395	15,494,305
Roche Holding AG (OTC US Exchange)	934	395,249
Sanofi SA	46,269	4,497,927
Schneider Electric SE	39,149	10,807,257
Shell plc (BMV Mexico Stock Exchange)	106,079	3,923,801
Shell plc (London Stock Exchange)	171,020	6,316,424
Smurfit WestRock plc	36,231	1,402,127
Spotify Technology SA*	4,617	2,681,138
Stellantis NV	60,113	668,370
Swiss Re AG	8,893	1,491,523
Tenaris SA	36,719	712,442

		98,045,075

Total Common Stocks (80.4%) (Cost $488,466,252)		971,359,824

EXCHANGE TRADED FUNDS (ETF):
Equity (9.1%)
iShares China Large-Cap ETF (x)	138,810	5,315,035
iShares Core MSCI EAFE ETF	251,100	22,463,406
iShares Latin America 40 ETF (x)	40,647	1,237,701
iShares MSCI Australia ETF	65,715	1,721,076
iShares MSCI Austria ETF (x)	38,537	1,366,907
iShares MSCI Belgium ETF‡	61,397	1,492,070
iShares MSCI France ETF (x)	34,167	1,537,173
iShares MSCI Germany ETF (x)	148,710	6,320,175
iShares MSCI Indonesia ETF (x)	27,900	521,730
iShares MSCI Ireland ETF (x)	19,300	1,418,737
iShares MSCI Israel ETF (x)	13,300	1,463,399
iShares MSCI Italy ETF (x)	87,824	4,771,478
iShares MSCI Mexico ETF (x)	3,748	259,849
iShares MSCI New Zealand ETF (x)	15,400	697,181
iShares MSCI Norway ETF (x)	32,200	926,716
iShares MSCI Poland ETF (x)	6,400	225,216
iShares MSCI Singapore ETF (x)	22,863	628,961
iShares MSCI Spain ETF (x)	52,821	2,847,580
JPMorgan BetaBuilders Japan ETF	6,550	431,711
JPMorgan International Research Enhanced Equity ETF	113,700	8,513,856
SPDR Portfolio Developed World ex-US ETF	125,900	5,591,219
SPDR S&P Emerging Asia Pacific ETF	5,079	704,813
Vanguard FTSE Developed Markets ETF	124,300	7,765,021
Vanguard FTSE Emerging Markets ETF	91,200	4,902,912
Vanguard FTSE Europe ETF	271,900	22,733,559
Vanguard FTSE Pacific ETF	48,100	4,348,240

Total Exchange Traded Funds (9.1%) (Cost $69,036,869)		110,205,721

SHORT-TERM INVESTMENTS:
Investment Companies (1.9%)
Allspring Government Money Market Fund, Select Shares 3.72% (7 day yield) (xx)	1,000,000	1,000,000
BlackRock Liquidity FedFund, Institutional Shares 3.65% (7 day yield) (xx)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.65% (7 day yield) (xx)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund 3.67% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	4,515,417	4,515,417
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.69% (7 day yield) (xx)	9,000,000	9,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 3.74% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		22,515,417

Total Short-Term Investments (1.9%) (Cost $22,515,417)		22,515,417

Total Investments in Securities (91.4%) (Cost $580,018,538)		1,104,080,962
Other Assets Less Liabilities (8.6%)		104,180,164

Net Assets (100%)		$1,208,261,126

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025, the market value or fair value, as applicable, of these securities amounted to $10,624,109 or 0.9% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $46,265,450. This was collateralized by $26,105,804 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.750%, maturing 1/13/26 – 8/15/55 and by cash of $22,515,417 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository	Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israel New Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares MSCI Belgium ETF	61,397	1,376,805	52,394	(362,201)	77,808	347,264	1,492,070	28,928	—

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	705	3/2026	EUR	48,393,620	557,672
FTSE 100 Index	225	3/2026	GBP	30,149,935	502,890
SPI 200 Index	81	3/2026	AUD	11,724,605	56,070
TOPIX Index	137	3/2026	JPY	29,855,050	189,057

					1,305,689

Forward Foreign Currency Contracts outstanding as of December 31, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	16,379,798	USD	10,884,374	BNP Paribas	3/19/2026	47,531
GBP	6,941,237	USD	9,228,595	BNP Paribas	3/19/2026	126,085
USD	718,936	JPY	110,837,580	BNP Paribas	3/19/2026	6,860

Total unrealized appreciation						180,476

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
JPY	870,951,980	USD	5,602,410	BNP Paribas	3/19/2026	(6,978)
USD	15,285,856	EUR	13,080,259	BNP Paribas	3/19/2026	(138,813)

Total unrealized depreciation						(145,791)

Net unrealized appreciation						34,685

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 772,219, BRL 21,910, CAD 1, CHF 1,568, DKK 2,000, EUR 63,582,505, GBP 20,331,957, HKD 17,219, ILS 63,768, JPY 22,447,446, NOK 1,960, NZD 5,059, SEK 4,972 and SGD 1.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$1,544,579	$46,798,355	$—	$48,342,934
Austria	—	6,174,825	—	6,174,825
Belgium	—	9,713,997	—	9,713,997
Brazil	3,141,319	3,700,789	—	6,842,108
Canada	12,956,090	–	—	12,956,090
Chile	2,167,200	511,253	—	2,678,453
China	2,400,109	13,984,380	—	16,384,489
Colombia	2,354,715	–	—	2,354,715
Denmark	—	12,944,892	—	12,944,892
Finland	—	7,071,256	—	7,071,256
France	—	90,967,024	—	90,967,024
Germany	—	89,770,103	—	89,770,103
Hong Kong	1,715,819	15,775,766	—	17,491,585
India	3,476,887	3,903,678	—	7,380,565
Indonesia	309,166	–	—	309,166
Ireland	725,557	3,818,986	—	4,544,543
Israel	3,618,481	4,044,982	—	7,663,463
Italy	—	28,686,458	—	28,686,458
Ivory Coast	—	283,406	—	283,406
Japan	—	177,376,970	—	177,376,970
Luxembourg	—	3,293,543	—	3,293,543
Macau	—	1,018,711	—	1,018,711
Mexico	2,789,422	308,697	—	3,098,119
Netherlands	2,175,466	39,180,131	—	41,355,597
New Zealand	—	1,439,949	—	1,439,949
Norway	1,349,297	7,168,213	—	8,517,510
Peru	1,562,715	—	—	1,562,715
Poland	—	89,649	—	89,649
Portugal	—	1,060,743	—	1,060,743
Singapore	1,757,893	13,575,450	—	15,333,343
South Africa	—	2,900,627	—	2,900,627
South Korea	—	6,379,520	—	6,379,520
Spain	—	29,139,439	—	29,139,439
Sweden	—	25,309,967	—	25,309,967
Switzerland	—	37,922,404	—	37,922,404

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Taiwan	$1,159,948	$20,054,032	$—	$21,213,980
Thailand	—	496,977	—	496,977
United Kingdom	1,794,615	121,450,299	—	123,244,914
United States	14,351,772	83,693,303	—	98,045,075
Exchange Traded Funds	110,205,721	—	—	110,205,721
Forward Currency Contracts	—	180,476	—	180,476
Futures	1,305,689	—	—	1,305,689
Short-Term Investments
Investment Companies	22,515,417	—	—	22,515,417

Total Assets	$195,377,877	$910,189,250	$—	$1,105,567,127

Liabilities:
Forward Currency Contracts	$—	$(145,791)	$—	$(145,791)

Total Liabilities	$—	$(145,791)	$—	$(145,791)

Total	$195,377,877	$910,043,459	$—	$1,105,421,336

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	$180,476
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	1,305,689 *

Total		$1,486,165

	Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	$(145,791)

Total		$(145,791)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(10,547,477)	$(10,547,477)
Equity contracts	(15,110,354)	—	(15,110,354)

Total	$(15,110,354)	$(10,547,477)	$(25,657,831)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$196,026	$196,026
Equity contracts	2,311,154	—	2,311,154

Total	$2,311,154	$196,026	$2,507,180

^ The Portfolio held forward foreign currency contracts and futures contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$108,646,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$76,300,000
Average settlement value sold — in USD	77,401,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2025:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
BNP Paribas	$180,476	$(145,791)	$—	$34,685

Total	$180,476	$(145,791)	$—	$34,685

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
BNP Paribas	$145,791	$(145,791)	$—	$—

Total	$145,791	$(145,791)	$—	$—

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$133,333,841
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$317,833,274

During the year ended December 31, 2025, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 6%)*	Net Proceeds of Sales and Redemptions (affiliated 3%)*	Net Realized Gain (Loss)
$8,566,738	$10,353,879	$1,553,767

* Represents percentage/amount of total Purchases and/or Sales.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$519,900,781
Aggregate gross unrealized depreciation	(30,337,362)

Net unrealized appreciation	$489,563,419

Federal income tax cost of investments in securities and derivative instruments, if applicable	$615,857,917

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $638,646)	$1,492,070
Unaffiliated Issuers (Cost $579,379,892)	1,102,588,892
Cash	5,187,557
Foreign cash (Cost $105,301,647)	107,252,585
Cash held as collateral at broker for futures	7,253,870
Dividends, interest and other receivables	5,237,259
Receivable for securities sold	3,769,217
Unrealized appreciation on forward foreign currency contracts	180,476
Receivable for Portfolio shares sold	50,643
Securities lending income receivable	42,759
Due from broker for futures variation margin	19,131
Other assets	59,631

Total assets	1,233,134,090

LIABILITIES
Payable for return of collateral on securities loaned	22,515,417
Investment management fees payable	598,759
Payable for Portfolio shares repurchased	458,721
Payable for securities purchased	399,757
Accrued India taxes	247,540
Distribution fees payable – Class IB	189,219
Unrealized depreciation on forward foreign currency contracts	145,791
Administrative fees payable	125,517
Trustees’ fees payable	2,150
Accrued expenses	190,093

Total liabilities	24,872,964

Commitments and contingent liabilities^
NET ASSETS	$1,208,261,126

Net assets were comprised of:
Paid in capital	$755,932,764
Total distributable earnings (loss)	452,328,362

Net assets	$1,208,261,126

Class IB
Net asset value, offering and redemption price per share, $902,952,282 / 73,726,669 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.25

Class K
Net asset value, offering and redemption price per share, $305,308,844 / 24,842,507 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.29

(x)	Includes value of securities on loan of $46,265,450.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends ($28,928 of dividend income received from affiliates) (net of $2,518,895 foreign withholding tax)	$28,876,938
Interest	1,031,915
Securities lending (net)	557,657

Total income	30,466,510

EXPENSES
Investment management fees	6,931,743
Distribution fees – Class IB	2,187,927
Administrative fees	1,464,645
Custodian fees	467,700
Professional fees	167,192
Printing and mailing expenses	71,730
Trustees’ fees	39,586
Miscellaneous	137,423

Total expenses	11,467,946

NET INVESTMENT INCOME (LOSS)	18,998,564

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($77,808 realized gain (loss) from affiliates) (net of India tax of $36,015 on realized gain on investments)	97,807,174
Futures contracts	(15,110,354)
Forward foreign currency contracts	(10,547,477)
Foreign currency transactions	(900,464)

Net realized gain (loss)	71,248,879

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $116,885 on unrealized appreciation on investments) ($347,264 of change in unrealized appreciation (depreciation) from affiliates)	168,816,839
Futures contracts	2,311,154
Forward foreign currency contracts	196,026
Foreign currency translations	9,596,722

Net change in unrealized appreciation (depreciation)	180,920,741

NET REALIZED AND UNREALIZED GAIN (LOSS)	252,169,620

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$271,168,184

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,998,564	$20,121,342
Net realized gain (loss)	71,248,879	57,434,947
Net change in unrealized appreciation (depreciation)	180,920,741	(34,561,436)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	271,168,184	42,994,853

Distributions to shareholders:
Class IB	(75,467,759)	(60,249,889)
Class K	(26,246,448)	(21,334,483)

Total distributions to shareholders	(101,714,207)	(81,584,372)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 15,765 shares, respectively ]	—	178,552
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (1,797,015) shares, respectively ]	—	(20,720,690)
Capital shares repurchased [ 0 and (75,461) shares, respectively ]	—	(854,172)

Total Class IA transactions	—	(21,396,310)

Class IB
Capital shares sold [ 1,635,359 and 1,518,473 shares, respectively ]	19,305,408	17,335,248
Capital shares issued in connection with share class combination (Note 1) [ 0 and 1,794,268 shares, respectively ]	—	20,720,690
Capital shares issued in reinvestment of dividends [ 6,227,889 and 5,411,205 shares, respectively ]	75,467,759	60,249,889
Capital shares repurchased [ (12,127,405) and (9,972,856) shares, respectively ]	(145,223,094)	(115,169,789)

Total Class IB transactions	(50,449,927)	(16,863,962)

Class K
Capital shares sold [ 170,956 and 288,213 shares, respectively ]	2,111,169	3,388,013
Capital shares issued in reinvestment of dividends [ 2,158,963 and 1,910,969 shares, respectively ]	26,246,448	21,334,483
Capital shares repurchased [ (4,094,930) and (3,924,857) shares, respectively ]	(49,206,266)	(45,338,705)

Total Class K transactions	(20,848,649)	(20,616,209)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(71,298,576)	(58,876,481)

TOTAL INCREASE (DECREASE) IN NET ASSETS	98,155,401	(97,466,000)
NET ASSETS:
Beginning of year	1,110,105,725	1,207,571,725

End of year	$1,208,261,126	$1,110,105,725

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025	2024	2023	2022		2021
Net asset value, beginning of year	$10.60	$11.03	$9.68	$11.52		$11.71

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19	0.19	0.18	0.18		0.16	(aa)
Net realized and unrealized gain (loss)	2.56	0.19	1.45	(1.82)		0.98

Total from investment operations	2.75	0.38	1.63	(1.64)		1.14

Less distributions:
Dividends from net investment income	(0.17)	(0.25)	(0.19)	(0.12)		(0.29)
Distributions from net realized gains	(0.93)	(0.56)	(0.09)	(0.08)		(1.04)

Total dividends and distributions	(1.10)	(0.81)	(0.28)	(0.20)		(1.33)

Net asset value, end of year	$12.25	$10.60	$11.03	$9.68		$11.52

Total return	26.12%	3.22%	16.85%	(14.12)%		10.02%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$902,952	$827,090	$873,820	$849,464		$1,085,521
Ratio of expenses to average net assets (f)	1.04%	1.04%	1.04%	1.06	%(g)	1.07	%(g)
Ratio of net investment income (loss) to average net assets (f)	1.55%	1.61%	1.74%	1.85%		1.29	%(bb)
Portfolio turnover rate^	13%	13%	14%	13%		12%

	Year Ended December 31,
Class K	2025	2024	2023	2022		2021
Net asset value, beginning of year	$10.64	$11.06	$9.71	$11.55		$11.74

Income (loss) from investment operations:
Net investment income (loss) (e)	0.22	0.22	0.21	0.21		0.19	(aa)
Net realized and unrealized gain (loss)	2.56	0.20	1.44	(1.82)		0.98

Total from investment operations	2.78	0.42	1.65	(1.61)		1.17

Less distributions:
Dividends from net investment income	(0.20)	(0.28)	(0.21)	(0.15)		(0.32)
Distributions from net realized gains	(0.93)	(0.56)	(0.09)	(0.08)		(1.04)

Total dividends and distributions	(1.13)	(0.84)	(0.30)	(0.23)		(1.36)

Net asset value, end of year	$12.29	$10.64	$11.06	$9.71		$11.55

Total return	26.31%	3.56%	17.07%	(13.88)%		10.25%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$305,309	$283,016	$313,308	$329,204		$404,994
Ratio of expenses to average net assets (f)	0.79%	0.79%	0.79%	0.81	%(g)	0.82	%(g)
Ratio of net investment income (loss) to average net assets (f)	1.81%	1.87%	2.00%	2.09%		1.54	%(bb)
Portfolio turnover rate^	13%	13%	14%	13%		12%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.04% and 0.06% for the years ended December 31, 2022 and 2021, respectively.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.14 and $0.17 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.18% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (10.3%)
AGL Energy Ltd.	69,926	$434,452
ALS Ltd.	59,235	871,252
AMP Ltd.	295,675	359,120
Ampol Ltd.	27,831	593,036
Ansell Ltd.	16,885	394,500
ANZ Group Holdings Ltd.	348,437	8,450,120
APA Group	153,597	919,452
ARB Corp. Ltd.	9,162	192,294
Arena REIT (REIT)	47,124	111,956
Aristocrat Leisure Ltd.	72,043	2,797,172
ASX Ltd.	22,692	778,982
Atlas Arteria Ltd.	113,524	369,710
AUB Group Ltd.	13,616	279,868
Aurizon Holdings Ltd.	204,430	497,956
Aussie Broadband Ltd.	32,461	109,181
Austal Ltd.*	35,982	160,644
AVZ Minerals Ltd. (r)(x)*	316,830	—
Bank of Queensland Ltd.	77,251	336,644
Beach Energy Ltd. (x)	186,502	146,243
Bega Cheese Ltd.	31,741	128,365
Bellevue Gold Ltd.*	172,933	196,769
Bendigo & Adelaide Bank Ltd.	66,369	465,945
BHP Group Ltd.	593,152	18,006,761
BlueScope Steel Ltd.	51,224	822,817
Brambles Ltd.	159,149	2,438,538
Breville Group Ltd. (x)	11,840	232,855
BWP Property Group Ltd. (REIT)	65,987	173,504
Capricorn Metals Ltd.*	53,005	508,662
CAR Group Ltd.	44,196	907,242
Catalyst Metals Ltd. (x)*	29,940	147,056
Catapult Sports Ltd.*	31,013	85,891
Centuria Capital Group (REIT)	96,944	130,685
Centuria Industrial REIT (REIT) (x)	61,489	135,825
Challenger Ltd.	64,622	405,811
Charter Hall Group (REIT)	54,708	892,654
Charter Hall Long Wale REIT (REIT)	76,583	208,519
Charter Hall Retail REIT (REIT)	59,056	160,403
Cleanaway Waste Management Ltd.	261,618	452,190
Cochlear Ltd.	7,638	1,328,641
Codan Ltd.	13,806	261,938
Coles Group Ltd.	156,745	2,242,705
Commonwealth Bank of Australia	195,439	20,942,538
Computershare Ltd.	63,495	1,446,628
Corporate Travel Management Ltd. (r)	14,153	144,192
CSL Ltd.	56,660	6,528,251
Dalrymple Bay Infrastructure Ltd.	57,899	193,581
Data#3 Ltd.	18,111	108,898
Deep Yellow Ltd. (x)*	113,650	139,554
Deterra Royalties Ltd.	49,437	134,277
Dexus (REIT)	125,612	580,922
DigiCo Infrastructure REIT (REIT) (x)	47,627	87,724
Domino’s Pizza Enterprises Ltd. (x)	8,065	113,026
Downer EDI Ltd.	77,949	413,553
DroneShield Ltd. (m)(x)*	106,010	217,897
Dyno Nobel Ltd.	190,806	408,743
Eagers Automotive Ltd.	23,084	379,582
EBOS Group Ltd.	6,330	99,863
Elders Ltd. (x)	22,442	102,590
Emerald Resources NL*	67,839	286,121
Endeavour Group Ltd. (x)	178,260	435,400
Evolution Mining Ltd.	237,140	2,006,678
EVT Ltd. (x)	12,337	103,408
Flight Centre Travel Group Ltd. (x)	21,714	217,508
Fortescue Ltd.	194,175	2,852,115
Generation Development Group Ltd.	41,996	165,073
Genesis Minerals Ltd.*	133,357	645,220
Glencore plc	1,732,981	9,496,893
Goodman Group (REIT)	238,807	4,937,216
GPT Group (The) (REIT)	223,715	809,185
GrainCorp Ltd., Class A (x)	25,962	124,399
Greatland Resources Ltd. (x)*	61,102	427,745
Guzman y Gomez Ltd. (x)	6,502	93,942
Harvey Norman Holdings Ltd.	65,483	303,279
Helia Group Ltd. (x)	31,823	116,804
HomeCo Daily Needs REIT (REIT) (m)	219,343	199,807
HUB24 Ltd.	9,550	613,420
IDP Education Ltd. (x)	32,506	125,385
IGO Ltd.*	80,480	440,408
Iluka Resources Ltd.	50,184	193,909
Imdex Ltd.	59,777	137,229
Ingenia Communities Group (REIT)	47,601	164,233
Insignia Financial Ltd.*	78,332	238,373
Insurance Australia Group Ltd.	276,235	1,471,077
IperionX Ltd. (x)*	36,847	137,703
IRESS Ltd.	21,815	123,599
JB Hi-Fi Ltd.	12,769	819,928
Judo Capital Holdings Ltd.*	130,926	150,719
Lendlease Corp. Ltd.	76,626	265,909
Liontown Ltd. (x)*	240,318	252,593
Lottery Corp. Ltd. (The)	259,942	895,117
Lovisa Holdings Ltd. (x)	7,760	151,786
Lynas Rare Earths Ltd.*	108,143	897,785
Macquarie Group Ltd.	41,396	5,613,526
Magellan Financial Group Ltd. (x)	18,135	120,782
Medibank Pvt. Ltd.	321,633	1,028,134
Megaport Ltd.*	18,897	153,475
Mesoblast Ltd. (x)*	112,376	203,984
Metcash Ltd.	128,348	282,655
Mineral Resources Ltd.*	20,542	745,479
Mirvac Group (REIT)	460,828	630,444
Monadelphous Group Ltd.	11,682	206,672
National Australia Bank Ltd.	357,723	10,100,516
National Storage REIT (REIT)	163,976	298,742
Netwealth Group Ltd.	14,901	255,267
Neuren Pharmaceuticals Ltd.*	14,772	183,459
New Hope Corp. Ltd.	60,082	161,586
NEXTDC Ltd.*	74,944	626,674
nib holdings Ltd.	56,987	260,888
Nick Scali Ltd. (x)	9,190	144,554
Nine Entertainment Co. Holdings Ltd.	148,158	109,749
Northern Star Resources Ltd.	167,092	2,980,631
NRW Holdings Ltd.	53,660	184,422
Ora Banda Mining Ltd.*	164,552	168,015
Orica Ltd.	54,606	884,795
Origin Energy Ltd.	201,195	1,542,733
Orora Ltd.	145,499	214,588
Paladin Energy Ltd. (x)*	52,476	335,840
Pantoro Gold Ltd.*	40,051	130,700
Perenti Ltd.	109,766	204,374

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Perpetual Ltd.	12,620	$157,154
Perseus Mining Ltd.	157,807	598,175
PEXA Group Ltd.*	15,764	141,285
Pinnacle Investment Management Group Ltd. (x)	21,535	246,469
PLS Group Ltd.*	357,209	1,005,978
Premier Investments Ltd.	11,390	104,819
Pro Medicus Ltd.	6,469	953,515
Qantas Airways Ltd.	176,722	1,224,170
QBE Insurance Group Ltd.	176,372	2,341,090
Qube Holdings Ltd.	206,668	657,878
Ramelius Resources Ltd. (x)	224,788	624,051
Ramsay Health Care Ltd.	22,106	506,894
REA Group Ltd.	5,863	717,545
Reece Ltd.	26,700	238,765
Region Group (REIT)	135,617	212,684
Regis Resources Ltd.	88,437	445,589
Resolute Mining Ltd.*	248,721	203,330
Rio Tinto Ltd.	43,353	4,247,741
Rio Tinto plc	170,479	13,774,042
Sandfire Resources Ltd.*	53,814	643,557
Santos Ltd.	379,299	1,561,782
Scentre Group (REIT)	609,211	1,707,539
SEEK Ltd.	41,719	643,688
SGH Ltd.	23,291	721,984
Sigma Healthcare Ltd.	674,079	1,322,549
Silex Systems Ltd. (x)*	27,849	160,389
SiteMinder Ltd.*	30,234	122,674
Sonic Healthcare Ltd.	57,721	870,940
South32 Ltd.	524,886	1,247,006
Steadfast Group Ltd. (x)	129,867	457,600
Stockland (REIT)	282,902	1,081,793
Suncorp Group Ltd.	126,477	1,489,738
Super Retail Group Ltd.	18,989	203,137
Superloop Ltd. (x)*	60,112	103,900
Tabcorp Holdings Ltd.	267,352	176,633
Technology One Ltd.	35,556	663,443
Telix Pharmaceuticals Ltd. (x)*	34,020	254,276
Telstra Group Ltd.	1,322,348	4,297,624
Temple & Webster Group Ltd.*	11,659	106,439
TPG Telecom Ltd. (x)	49,944	126,321
Transurban Group	363,755	3,449,505
Treasury Wine Estates Ltd. (x)	94,298	329,752
Tuas Ltd.*	33,944	160,153
Vault Minerals Ltd.*	121,964	444,404
Ventia Services Group Pty. Ltd.	97,032	385,288
Vicinity Ltd. (REIT)	456,609	780,078
Virgin Australia International Holdings Pty. Ltd. (r)*	190,064	—
Viva Energy Group Ltd. (m)	132,899	181,815
Washington H Soul Pattinson & Co. Ltd.	41,708	1,033,749
Waypoint REIT Ltd. (REIT)	76,254	129,765
WEB Travel Group Ltd.*	42,200	134,615
Wesfarmers Ltd.	132,555	7,173,268
West African Resources Ltd.*	133,262	266,797
Westgold Resources Ltd.	110,344	474,229
Westpac Banking Corp.	399,454	10,289,819
Whitehaven Coal Ltd.	96,991	501,634
WiseTech Global Ltd.	24,724	1,129,560
Woodside Energy Group Ltd.	222,024	3,495,276
Woolworths Group Ltd.	142,667	2,797,235
Worley Ltd.	56,176	471,237
Yancoal Australia Ltd. (x)	46,263	153,133
Zip Co. Ltd. (x)*	150,400	330,215

		218,726,540

Austria (0.0%)†
Mondi plc	71,768	878,590

Belgium (0.5%)
Anheuser-Busch InBev SA/NV	174,593	11,264,475

Brazil (0.0%)†
Karoon Energy Ltd. (x)	85,429	87,797

Canada (0.0%)†
Capstone Copper Corp. (CRDI)*	22,716	229,819
Champion Iron Ltd. (x)	47,330	191,725
NexGen Energy Ltd. (CRDI)*	14,078	131,529

		553,073

Chile (0.1%)
Antofagasta plc	56,110	2,480,022

China (0.6%)
Prosus NV	211,636	13,144,568

Finland (0.5%)
Nordea Bank Abp	556,505	10,519,665

France (11.1%)
Air Liquide SA	98,446	18,541,079
Airbus SE	100,130	23,346,279
AXA SA	303,333	14,601,295
BNP Paribas SA	179,129	17,007,297
Cie de Saint-Gobain SA	84,924	8,678,841
Danone SA	109,584	9,887,968
EssilorLuxottica SA	53,253	16,891,132
Hermes International SCA	5,977	14,905,289
L’Oreal SA	40,919	17,629,064
LVMH Moet Hennessy Louis Vuitton SE	42,615	32,302,340
Safran SA	63,740	22,277,415
TotalEnergies SE (Paris Stock Exchange)	375,482	24,530,002
Vinci SA	99,875	14,090,641

		234,688,642

Germany (12.0%)
adidas AG	29,064	5,774,074
Allianz SE (Registered)	64,734	29,707,442
BASF SE	151,876	7,930,074
Bayer AG (Registered)	167,174	7,271,091
Bayerische Motoren Werke AG (x)	47,571	5,207,033
Deutsche Bank AG (Registered)	331,524	12,899,888
Deutsche Boerse AG	32,042	8,423,593
Deutsche Post AG	155,701	8,550,647
Deutsche Telekom AG (Registered)	598,806	19,464,807
Infineon Technologies AG	222,222	9,853,389
Mercedes-Benz Group AG	122,496	8,647,515
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	22,231	14,687,965
Rheinmetall AG	7,828	14,360,366
SAP SE	173,342	42,443,295
Siemens AG (Registered)	127,964	35,964,164

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Siemens Energy AG*	131,569	$18,616,235
Volkswagen AG (Preference) (q)(x)	35,089	4,270,049

		254,071,627

Greece (0.0%)†
Metlen Energy & Metals plc (x)*	18,346	952,962

Hong Kong (0.3%)
Prudential plc	424,585	6,550,195

Indonesia (0.0%)†
Nickel Industries Ltd.	294,040	163,850

Italy (3.3%)
Coca-Cola HBC AG	32,969	1,707,407
Enel SpA	1,321,901	13,790,402
Eni SpA	335,792	6,369,211
Ferrari NV	20,532	7,689,978
Intesa Sanpaolo SpA	2,603,120	18,113,444
UniCredit SpA	265,061	22,091,558

		69,762,000

Ivory Coast (0.1%)
Endeavour Mining plc	31,071	1,621,677

Japan (24.2%)
77 Bank Ltd. (The)	5,460	262,857
ABC-Mart, Inc.	11,100	188,248
Acom Co. Ltd.	36,258	114,440
ADEKA Corp. (x)	5,816	143,915
Advantest Corp.	52,383	6,566,268
Aeon Co. Ltd.	215,655	3,410,224
AEON Financial Service Co. Ltd.	10,296	114,042
Aeon Hokkaido Corp.	6,749	39,381
AGC, Inc.	16,996	563,459
Ai Holdings Corp.	4,238	76,513
Aica Kogyo Co. Ltd.	4,388	98,551
Aichi Financial Group, Inc. (x)	5,726	168,154
Aiful Corp.	10	36
Ain Holdings, Inc.	2,727	116,381
Air Water, Inc.	14,881	214,418
Airtrip Corp. (x)	8,559	41,473
Aisan Industry Co. Ltd.	7,700	109,867
Aisin Corp.	42,461	793,162
Ajinomoto Co., Inc.	81,260	1,720,757
Akita Bank Ltd. (The) (x)	4,106	105,507
Alfresa Holdings Corp.	13,732	213,116
Alpen Co. Ltd.	4,000	58,759
Alpha Systems, Inc.	3,196	82,430
Alps Alpine Co. Ltd.	16,017	203,843
ALSOK Co. Ltd.	31,635	248,714
Amada Co. Ltd. (x)	27,419	324,183
Amano Corp.	5,299	142,488
Amvis Holdings, Inc.	3,000	9,078
ANA Holdings, Inc.	45,238	860,342
and ST HD Co. Ltd. (x)	4,227	77,583
Anritsu Corp. (x)	11,754	168,423
Aozora Bank Ltd. (x)	10,221	163,716
Appier Group, Inc.	8,814	60,433
Arclands Corp.	3,733	46,043
ARE Holdings, Inc.	5,730	116,875
Argo Graphics, Inc.	13,236	136,974
Ariake Japan Co. Ltd.	1,540	52,008
Artience Co. Ltd.	1,695	37,224
As One Corp.	5,908	90,672
Asahi Group Holdings Ltd.	125,655	1,315,190
Asahi Intecc Co. Ltd.	21,990	412,383
Asahi Kasei Corp.	115,868	1,027,456
Asics Corp.	65,483	1,569,769
ASKUL Corp.	4,548	40,649
Astellas Pharma, Inc.	149,430	1,996,661
Aucnet, Inc.	6,167	81,536
Autobacs Seven Co. Ltd.	5,122	53,921
Awa Bank Ltd. (The)	2,224	62,259
Axial Retailing, Inc.	8,516	62,685
Azbil Corp. (x)	47,328	429,801
AZ-COM MARUWA Holdings, Inc.	4,115	25,929
Bandai Namco Holdings, Inc.	47,836	1,274,079
Base Co. Ltd.	2,953	60,421
baudroie, Inc. (x)*	5,137	74,838
BayCurrent, Inc.	13,549	562,235
Belc Co. Ltd.	2,242	107,777
Bell System24 Holdings, Inc. (x)	13,200	121,433
Bic Camera, Inc. (x)	10,045	107,863
BIPROGY, Inc.	5,369	185,571
Blue Zones Holdings Co. Ltd.	2,104	114,267
BML, Inc.	2,892	71,266
Bridgestone Corp.	101,926	2,286,568
Brother Industries Ltd.	22,856	455,544
Buffalo, Inc. (x)	2,177	67,475
Bunka Shutter Co. Ltd.	6,786	88,681
Calbee, Inc. (x)	7,612	145,301
Canon Electronics, Inc.	2,833	65,833
Canon Marketing Japan, Inc.	3,480	152,872
Canon, Inc.	76,444	2,261,013
Capcom Co. Ltd. (x)	34,230	797,840
Casio Computer Co. Ltd. (x)	13,340	108,158
CCI Group, Inc. (x)	10,840	55,916
Central Glass Co. Ltd.	3,878	86,280
Central Japan Railway Co.	70,424	1,949,878
Change Holdings, Inc. (x)	12,222	77,246
Chiba Bank Ltd. (The)	45,706	510,049
Chofu Seisakusho Co. Ltd.	3,200	41,205
Chubu Electric Power Co., Inc.	61,364	944,905
Chudenko Corp.	4,078	117,024
Chugai Pharmaceutical Co. Ltd.	53,581	2,819,639
Chugin Financial Group, Inc.	13,443	212,021
Chugoku Electric Power Co., Inc. (The) (x)	24,265	154,135
Citizen Watch Co. Ltd.	16,406	133,644
CKD Corp. (x)	4,836	94,472
Cleanup Corp.	10,500	58,587
Coca-Cola Bottlers Japan Holdings, Inc.	14,253	288,354
Colowide Co. Ltd. (x)	5,764	64,727
COMSYS Holdings Corp.	10,500	305,267
Comture Corp.	3,705	40,447
Cosel Co. Ltd.	4,700	32,676
Cosmo Energy Holdings Co. Ltd.	10,574	281,834
Cosmos Pharmaceutical Corp.	3,986	202,125
Create Restaurants Holdings, Inc. (x)	22,268	110,316
Create SD Holdings Co. Ltd.	2,762	58,894
Credit Saison Co. Ltd.	13,432	360,839
Curves Holdings Co. Ltd.	10,714	54,788
CyberAgent, Inc.	35,482	303,083
Dai Nippon Printing Co. Ltd.	32,866	565,252

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Daicel Corp. (x)	22,828	$203,884
Dai-Dan Co. Ltd.	9,429	149,044
Daido Steel Co. Ltd.	16,660	170,120
Daifuku Co. Ltd.	27,252	857,366
Daiho Corp.	7,140	35,782
Dai-ichi Life Holdings, Inc.	322,039	2,679,889
Daiichi Sankyo Co. Ltd.	157,174	3,359,414
Daiki Aluminium Industry Co. Ltd.	6,333	48,759
Daikin Industries Ltd.	22,066	2,828,685
Daio Paper Corp.	8,061	47,911
Daiseki Co. Ltd. (x)	2,316	50,271
Daishi Hokuetsu Financial Group, Inc.	15,525	161,355
Daito Trust Construction Co. Ltd.	27,245	519,367
Daiwa House Industry Co. Ltd. (x)	45,101	1,496,648
Daiwa Securities Group, Inc.	121,877	1,066,346
Daiwabo Holdings Co. Ltd.	8,725	171,615
DCM Holdings Co. Ltd.	10,117	104,955
Denka Co. Ltd. (x)	5,919	103,669
Denso Corp.	165,887	2,285,394
Dentsu Group, Inc.*	18,243	387,128
Dexerials Corp.	16,359	274,512
DIC Corp.	8,900	207,557
Digital Arts, Inc.	1,151	45,925
Digital Garage, Inc.	3,387	58,511
dip Corp.	2,786	39,343
Disco Corp.	8,440	2,595,472
DMG Mori Co. Ltd.	11,229	188,966
Doutor Nichires Holdings Co. Ltd.	5,044	83,659
Dowa Holdings Co. Ltd. (x)	5,600	265,700
Duskin Co. Ltd.	4,370	118,708
DyDo Group Holdings, Inc.	4,246	68,607
Earth Corp.	1,236	39,177
East Japan Railway Co.	93,621	2,469,624
Ebara Corp.	35,025	823,749
EDION Corp.	43	582
Eiken Chemical Co. Ltd. (x)	478	7,345
Eisai Co. Ltd.	21,105	627,868
Eizo Corp.	5,266	75,205
Elan Corp.	9,238	42,640
Elecom Co. Ltd.	4,016	44,149
Electric Power Development Co. Ltd.	12,851	259,498
ENEOS Holdings, Inc.	235,542	1,664,613
Exedy Corp.	3,400	121,770
EXEO Group, Inc.	19,600	325,207
Ezaki Glico Co. Ltd.	4,571	158,193
FANUC Corp.	81,180	3,153,084
Fast Retailing Co. Ltd.	12,186	4,429,717
Financial Partners Group Co. Ltd.	5,886	72,147
Food & Life Cos. Ltd. (x)	9,290	469,304
FP Corp.	3,160	53,057
FP Partner, Inc. (x)	7,904	107,075
Fudo Tetra Corp. (x)	6,411	108,583
Fuji Co. Ltd. (x)	3,941	53,716
Fuji Corp.	5,877	136,607
Fuji Electric Co. Ltd. (x)	12,064	912,656
Fuji Kyuko Co. Ltd.	2,194	29,050
Fuji Media Holdings, Inc.	15,216	358,446
Fuji Oil Co. Ltd.	4,030	93,932
Fuji Seal International, Inc.	4,473	89,523
FUJIFILM Holdings Corp.	101,443	2,165,637
Fujikura Ltd.	22,068	2,457,009
Fujimi, Inc.	6,846	103,625
Fujitec Co. Ltd. (x)	5,445	196,644
Fujitsu Ltd.	157,860	4,362,717
Fukui Computer Holdings, Inc.	1,895	37,927
Fukuoka Financial Group, Inc.	16,400	530,508
Fukuyama Transporting Co. Ltd.	2,128	60,047
FULLCAST Holdings Co. Ltd.	4,492	47,834
Funai Soken Holdings, Inc.	7,662	56,056
Furukawa Electric Co. Ltd.	5,789	369,943
Fuso Chemical Co. Ltd.	1,687	68,604
Futaba Industrial Co. Ltd.	9,500	63,499
Future Corp.	8,216	104,011
Fuyo General Lease Co. Ltd.	5,955	163,207
Galilei Co. Ltd.	4,744	115,087
Geo Holdings Corp.	6,023	72,173
Giken Ltd.	5,478	68,160
GLOBERIDE, Inc.	2,998	41,609
Glory Ltd.	4,557	115,234
GMO GlobalSign Holdings KK	3,313	49,809
GMO internet group, Inc.	5,420	135,569
GMO Internet, Inc.	5,707	34,139
GMO Payment Gateway, Inc.	3,903	243,016
Goldwin, Inc.	8,748	140,150
GREE Holdings, Inc.	19,104	48,784
grems, Inc.	7,262	117,154
GS Yuasa Corp. (x)	5,471	130,977
G-Tekt Corp.	5,327	66,792
GungHo Online Entertainment, Inc.*	4,739	76,150
Gunma Bank Ltd. (The)	29,571	326,123
Gunze Ltd. (x)	4,484	122,663
H.U. Group Holdings, Inc.	5,042	108,861
H2O Retailing Corp.	8,630	113,192
Hachijuni Bank Ltd. (The)	43,000	465,989
Hakuhodo DY Holdings, Inc. (x)	27,115	201,926
Hakuto Co. Ltd. (x)	4,412	110,272
Halows Co. Ltd.	3,661	107,862
Hamamatsu Photonics KK	26,724	283,379
Hankyu Hanshin Holdings, Inc.	22,548	567,587
Hanwa Co. Ltd.	2,918	133,568
Haseko Corp.	16,475	326,892
Hazama Ando Corp.	13,771	166,247
Heiwa Corp.	4,550	58,995
Heiwado Co. Ltd.	2,453	45,148
Hikari Tsushin, Inc.	1,831	511,404
Hino Motors Ltd.*	22,963	56,587
Hioki EE Corp.	1,430	55,688
Hirogin Holdings, Inc.	22,190	224,039
Hirose Electric Co. Ltd.	2,789	307,940
Hiroshima Gas Co. Ltd. (x)	39,439	95,929
HIS Co. Ltd.	3,292	27,763
Hisamitsu Pharmaceutical Co., Inc.	3,740	104,865
Hitachi Construction Machinery Co. Ltd.	6,567	194,109
Hitachi Ltd.	430,538	13,473,553
Hochiki Corp. (x)	3,355	95,098
Hokkaido Electric Power Co., Inc. (x)	22,712	152,390
Hokuetsu Corp. (x)	10,903	62,297
Hokuhoku Financial Group, Inc.	10,686	313,130
Hokuriku Electric Power Co. (x)	17,392	108,367
Honda Motor Co. Ltd.	361,007	3,540,007
Horiba Ltd.	3,816	388,811
Hoshizaki Corp.	11,077	368,644
Hosiden Corp. (x)	6,570	104,397

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
House Foods Group, Inc. (x)	5,762	$105,886
Hoya Corp.	31,991	4,837,250
Hulic Co. Ltd.	48,903	535,267
Hyakugo Bank Ltd. (The)	17,673	129,298
Hyakujushi Bank Ltd. (The)	2,900	123,302
Ibiden Co. Ltd. (x)	20,108	864,064
Ichibanya Co. Ltd. (x)	6,340	36,913
Ichigo, Inc. (x)	44,705	125,005
Idec Corp.	3,977	74,137
Idemitsu Kosan Co. Ltd.	73,864	557,847
IDOM, Inc.	10,714	87,482
IHI Corp.	87,491	1,538,521
Iida Group Holdings Co. Ltd.	15,482	248,726
Iino Kaiun Kaisha Ltd.	12,669	114,687
I’ll, Inc.	3,109	50,513
Inaba Denki Sangyo Co. Ltd.	12,124	197,332
Inabata & Co. Ltd.	2,307	55,157
Infomart Corp.	19,428	52,589
INFRONEER Holdings, Inc. (x)	20,727	282,906
Inpex Corp.	78,264	1,562,382
Insource Co. Ltd. (x)	9,158	50,339
Internet Initiative Japan, Inc.	9,252	163,345
Iriso Electronics Co. Ltd.	1,764	36,206
Isetan Mitsukoshi Holdings Ltd. (x)	29,788	432,633
Isuzu Motors Ltd. (x)	53,195	828,455
Ito En Ltd.	5,340	104,830
ITOCHU Corp.	595,900	7,513,423
Itochu Enex Co. Ltd.	6,062	73,453
Itoham Yonekyu Holdings, Inc. (x)	2,537	90,700
Iwatani Corp.	15,176	159,617
Iyogin Holdings, Inc. (x)	24,000	390,935
Izumi Co. Ltd.	3,455	66,171
J Front Retailing Co. Ltd.	22,829	319,903
JAC Recruitment Co. Ltd.	16,260	110,552
Jaccs Co. Ltd.	1,844	51,033
JAFCO Group Co. Ltd. (x)	5,476	84,252
Japan Airlines Co. Ltd.	40,833	757,277
Japan Airport Terminal Co. Ltd.	6,373	178,447
Japan Aviation Electronics Industry Ltd.	3,585	57,583
Japan Cash Machine Co. Ltd.	6,102	40,046
Japan Display, Inc. (x)*	861,949	110,055
Japan Elevator Service Holdings Co. Ltd. (x)	13,376	148,456
Japan Exchange Group, Inc. (x)	98,295	1,051,726
Japan Investment Adviser Co. Ltd.	5,106	66,433
Japan Lifeline Co. Ltd.	7,771	78,186
Japan Material Co. Ltd.	5,450	53,825
Japan Petroleum Exploration Co. Ltd.	14,050	140,823
Japan Post Bank Co. Ltd.	177,812	2,507,576
Japan Post Holdings Co. Ltd.	153,866	1,621,271
Japan Post Insurance Co. Ltd.	19,609	589,872
Japan Pulp & Paper Co. Ltd.	25,430	143,028
Japan Securities Finance Co. Ltd.	6,741	87,103
Japan Steel Works Ltd. (The) (x)	5,779	283,305
Japan Tobacco, Inc.	100,118	3,604,862
Japan Wool Textile Co. Ltd. (The)	5,449	61,747
JCU Corp.	1,541	48,156
Jeol Ltd. (x)	3,266	104,898
JFE Holdings, Inc.	52,149	665,013
JGC Holdings Corp.	18,595	225,612
JMDC, Inc.	2,736	69,605
Joyful Honda Co. Ltd.	6,398	87,000
JSB Co. Ltd. (x)	4,372	99,643
JTEKT Corp.	17,798	197,137
Juroku Financial Group, Inc.	3,200	147,089
JX Advanced Metals Corp.	43,573	545,219
Kadokawa Corp. (x)	9,702	196,716
Kagome Co. Ltd.	8,701	149,757
Kajima Corp.	36,441	1,357,464
Kakaku.com, Inc.	13,130	193,798
Kaken Pharmaceutical Co. Ltd.	2,834	72,641
Kameda Seika Co. Ltd.	1,676	41,729
Kamigumi Co. Ltd.	8,622	278,520
Kanadevia Corp.	13,019	78,958
Kanamoto Co. Ltd.	2,948	73,681
Kandenko Co. Ltd.	10,349	332,193
Kaneka Corp.	4,203	117,928
Kanematsu Corp.	16,216	186,240
Kansai Electric Power Co., Inc. (The)	90,091	1,411,985
Kansai Paint Co. Ltd. (x)	18,311	289,324
Kao Corp.	41,450	1,656,783
Kappa Create Co. Ltd. (x)	4,080	40,243
Katitas Co. Ltd. (x)	5,812	118,362
Kato Sangyo Co. Ltd.	2,563	104,883
Kawasaki Heavy Industries Ltd. (x)	14,020	929,058
Kawasaki Kisen Kaisha Ltd. (x)	42,996	598,661
KDDI Corp.	239,939	4,148,843
KeePer Technical Laboratory Co. Ltd. (x)	2,208	49,618
Keihan Holdings Co. Ltd.	8,105	174,839
Keihanshin Building Co. Ltd.	3,858	47,437
Keikyu Corp. (x)	24,606	240,892
Keio Corp.	8,634	223,457
Keisei Electric Railway Co. Ltd. (x)	32,853	270,349
Kewpie Corp.	9,180	253,528
Key Coffee, Inc. (x)	4,000	50,945
Keyence Corp.	16,891	6,111,989
KH Neochem Co. Ltd.	3,353	53,022
Kikkoman Corp. (x)	60,880	552,677
Kinden Corp.	11,405	494,600
Kintetsu Department Store Co. Ltd.	2,816	32,953
Kintetsu Group Holdings Co. Ltd. (x)	17,144	336,007
Kioxia Holdings Corp.*	10,125	674,504
Kirin Holdings Co. Ltd.	70,527	1,057,185
Kissei Pharmaceutical Co. Ltd.	3,193	94,787
Ki-Star Real Estate Co. Ltd.	2,056	86,367
Kitz Corp.	6,541	72,617
Koa Corp. (x)	13,134	115,040
Kobayashi Pharmaceutical Co. Ltd.	4,615	159,922
Kobe Bussan Co. Ltd.	14,292	345,804
Kobe Steel Ltd.	33,016	436,518
Koei Tecmo Holdings Co. Ltd.	11,028	134,154
Kohnan Shoji Co. Ltd.	2,315	59,338
Koito Manufacturing Co. Ltd.	19,178	282,822
Kojima Co. Ltd. (x)	9,719	73,712
Kokusai Electric Corp.	19,241	674,983
Kokuyo Co. Ltd.	31,928	178,494
Komatsu Ltd.	85,527	2,730,050
KOMEDA Holdings Co. Ltd.	4,896	94,863
Komeri Co. Ltd.	3,475	75,871
Komori Corp.	7,900	79,989
Konami Group Corp.	7,136	971,724
Konica Minolta, Inc. (x)	43,791	190,132

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Kosaido Holdings Co. Ltd.	14,890	$42,967
Kose Corp.	3,360	112,400
Koshidaka Holdings Co. Ltd. (x)	10,956	85,611
Kotobuki Spirits Co. Ltd. (x)	8,160	95,488
Kraftia Corp.	3,588	176,308
Krosaki Harima Corp.	5,557	147,581
KU Holdings Co. Ltd. (x)	15,242	118,519
Kubota Corp.	90,523	1,280,926
Kumagai Gumi Co. Ltd. (x)	13,084	129,052
Kumiai Chemical Industry Co. Ltd. (x)	9,350	42,022
Kura Sushi, Inc. (x)	3,446	71,498
Kuraray Co. Ltd.	20,412	206,804
Kureha Corp. (x)	3,963	103,351
Kurita Water Industries Ltd.	9,006	364,978
KYB Corp. (x)	3,846	109,630
Kyocera Corp.	104,876	1,470,634
Kyoei Steel Ltd.	7,738	121,030
Kyoritsu Maintenance Co. Ltd. (x)	5,340	95,540
Kyoto Financial Group, Inc.	21,664	473,969
Kyowa Kirin Co. Ltd.	20,521	331,056
Kyushu Electric Power Co., Inc.	39,343	421,712
Kyushu Financial Group, Inc. (x)	34,349	223,233
Kyushu Railway Co.	11,748	305,550
Lasertec Corp. (x)	6,467	1,223,916
Leopalace21 Corp.	15,452	64,909
Life Corp.	6,084	99,277
Link And Motivation, Inc.	10,606	34,600
Lintec Corp.	4,900	138,266
Lion Corp.	21,636	227,769
LITALICO, Inc.	3,942	32,565
Lixil Corp. (x)	29,006	350,816
LY Corp.	274,039	729,884
M&A Capital Partners Co. Ltd. (x)	5,986	128,785
M&A Research Institute Holdings, Inc. (x)	8,895	64,168
M3, Inc. (x)	33,824	456,486
Mabuchi Motor Co. Ltd.	18,104	166,258
Macnica Holdings, Inc. (x)	13,743	209,909
Maeda Kosen Co. Ltd.	6,346	80,135
Makita Corp.	22,583	682,940
Mandom Corp.	4,260	73,973
Mani, Inc.	8,732	80,887
Marubeni Corp. (x)	134,196	3,729,285
Maruha Nichiro Corp.	11,178	91,770
Marui Group Co. Ltd.	9,254	190,291
Maruichi Steel Tube Ltd. (x)	23,400	216,761
MARUKA FURUSATO Corp.	3,674	52,844
Maruwa Co. Ltd.	889	241,773
Matsuda Sangyo Co. Ltd. (x)	4,000	134,831
Matsui Securities Co. Ltd.	14,747	80,495
MatsukiyoCocokara & Co. (x)	30,232	523,424
Matsuya Co. Ltd. (x)	7,173	84,534
Maxell Ltd.	5,700	87,334
Mazda Motor Corp.	57,715	449,148
Mebuki Financial Group, Inc.	77,629	514,421
Media Do Co. Ltd. (x)	9,544	109,917
Medipal Holdings Corp.	17,687	312,774
Medley, Inc.*	1,414	21,277
Megmilk Snow Brand Co. Ltd. (x)	4,854	100,247
Meiji Holdings Co. Ltd.	21,858	486,307
MEITEC Group Holdings, Inc.	5,817	131,685
Menicon Co. Ltd. (x)	8,955	91,299
Mercari, Inc.*	10,481	212,109
METAWATER Co. Ltd.	3,652	78,454
Micronics Japan Co. Ltd.	3,035	136,598
Mie Kotsu Group Holdings, Inc. (x)	34,478	118,859
Milbon Co. Ltd.	2,308	35,878
Minebea Mitsumi, Inc.	30,892	619,457
Mirai Industry Co. Ltd. (x)	4,774	105,300
Mirait One Corp.	7,953	177,958
Miroku Jyoho Service Co. Ltd.	2,998	38,068
MISUMI Group, Inc.	26,577	415,181
Mitani Sekisan Co. Ltd.	1,611	84,129
Mitsubishi Chemical Group Corp.	125,208	731,472
Mitsubishi Corp.	350,596	8,026,285
Mitsubishi Electric Corp.	183,890	5,382,633
Mitsubishi Estate Co. Ltd.	101,073	2,465,526
Mitsubishi Gas Chemical Co., Inc.	14,524	263,285
Mitsubishi HC Capital, Inc.	82,822	693,180
Mitsubishi Heavy Industries Ltd.	314,543	7,710,962
Mitsubishi Logisnext Co. Ltd.	7,908	77,646
Mitsubishi Logistics Corp.	20,080	153,510
Mitsubishi Materials Corp. (x)	14,300	335,042
Mitsubishi Motors Corp. (x)	75,000	177,637
Mitsubishi Pencil Co. Ltd.	3,972	55,203
Mitsubishi Research Institute, Inc.	2,488	79,259
Mitsubishi UFJ Financial Group, Inc.	1,050,128	16,713,286
Mitsui & Co. Ltd.	257,097	7,620,668
Mitsui Chemicals, Inc.	29,596	378,263
Mitsui E&S Co. Ltd. (x)	9,032	320,594
Mitsui Fudosan Co. Ltd.	242,105	2,751,966
Mitsui High-Tec, Inc.	9,160	44,443
Mitsui Kinzoku Co. Ltd.	4,283	482,193
Mitsui OSK Lines Ltd. (x)	31,842	957,455
Mitsui-Soko Holdings Co. Ltd. (x)	5,197	123,721
Miura Co. Ltd. (x)	8,004	155,287
MIXI, Inc.	3,456	60,167
Miyakoshi Holdings, Inc. (x)*	15,337	79,309
Mizuho Financial Group, Inc.	232,142	8,447,455
Mizuho Leasing Co. Ltd.	9,980	90,026
Mochida Pharmaceutical Co. Ltd.	2,534	57,186
Modec, Inc.	4,283	325,381
Monex Group, Inc. (x)	14,185	66,198
Money Forward, Inc. (x)*	4,020	119,799
Monogatari Corp. (The)	2,978	83,842
MonotaRO Co. Ltd.	23,996	383,057
Morinaga Milk Industry Co. Ltd.	7,816	185,820
Morita Holdings Corp.	3,388	59,610
MOS Food Services, Inc. (x)	3,648	98,979
MS&AD Insurance Group Holdings, Inc.	109,970	2,585,671
MTI Ltd.	18,221	84,684
Murata Manufacturing Co. Ltd.	158,618	3,286,989
Musashi Seimitsu Industry Co. Ltd. (x)	5,616	91,568
Nabtesco Corp.	11,042	264,207
Nachi-Fujikoshi Corp.	2,183	60,623
Nagase & Co. Ltd.	11,432	277,626
Nagawa Co. Ltd. (x)	1,145	47,221
Nagoya Railroad Co. Ltd. (x)	17,631	189,322
Namura Shipbuilding Co. Ltd. (x)	5,182	117,111
Nankai Electric Railway Co. Ltd. (x)	9,800	185,783
Nanto Bank Ltd. (The)	2,711	103,151
NEC Capital Solutions Ltd.	4,418	113,665
NEC Corp.	110,237	3,736,967

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Nexon Co. Ltd.	41,949	$1,024,890
Nextage Co. Ltd.	4,194	74,032
NGK Insulators Ltd.	22,442	480,102
NH Foods Ltd. (x)	6,942	290,594
NHK Spring Co. Ltd.	14,535	233,605
Nichias Corp.	4,359	188,563
Nichicon Corp.	10,871	113,540
Nichiden Corp.	3,318	54,015
Nichiha Corp.	3,077	64,137
Nichirei Corp.	19,174	228,413
Nifco, Inc.	5,877	181,743
Nihon Kohden Corp. (x)	15,936	171,222
Nihon M&A Center Holdings, Inc. (x)	25,488	117,286
Nihon Parkerizing Co. Ltd. (x)	12,170	110,559
Nikkon Holdings Co. Ltd. (x)	10,982	238,794
Nikon Corp. (x)	26,926	299,789
Nintendo Co. Ltd. (x)	105,797	7,156,022
Nippn Corp.	4,887	74,285
Nippon Ceramic Co. Ltd.	1,836	44,130
Nippon Coke & Engineering Co. Ltd.*	80,285	55,355
Nippon Densetsu Kogyo Co. Ltd.	4,340	91,710
Nippon Electric Glass Co. Ltd.	6,101	239,732
Nippon Express Holdings, Inc.	18,171	388,732
Nippon Gas Co. Ltd.	8,442	160,093
Nippon Kanzai Holdings Co. Ltd.	4,458	79,233
Nippon Kayaku Co. Ltd.	10,745	115,345
Nippon Light Metal Holdings Co. Ltd.	5,252	85,499
Nippon Paint Holdings Co. Ltd.	90,577	605,716
Nippon Paper Industries Co. Ltd.	9,600	71,277
Nippon Parking Development Co. Ltd.	46,787	77,660
Nippon Sanso Holdings Corp. (x)	18,844	561,567
Nippon Sharyo Ltd.	3,791	91,605
Nippon Shinyaku Co. Ltd.	4,816	173,713
Nippon Shokubai Co. Ltd.	9,848	126,086
Nippon Signal Co. Ltd.	8,900	74,432
Nippon Soda Co. Ltd.	1,900	43,910
Nippon Steel Corp.	467,612	1,915,943
Nippon Television Holdings, Inc.	13,631	331,116
Nippon Yusen KK (x)	34,704	1,125,044
Nipro Corp. (x)	13,900	131,067
Nishimatsu Construction Co. Ltd. (x)	3,295	120,239
Nishimatsuya Chain Co. Ltd.	6,093	79,702
Nishi-Nippon Financial Holdings, Inc.	10,611	217,517
Nishi-Nippon Railroad Co. Ltd.	5,600	99,959
Nissan Chemical Corp.	9,008	308,414
Nissan Motor Co. Ltd.*	236,553	589,117
Nissan Shatai Co. Ltd. (x)	15,016	97,109
Nissha Co. Ltd.	6,603	52,692
Nisshin Seifun Group, Inc.	18,778	230,409
Nisshinbo Holdings, Inc.	12,062	100,953
Nissin Foods Holdings Co. Ltd. (x)	21,295	395,815
Nissui Corp.	20,317	148,383
Niterra Co. Ltd. (x)	14,152	622,583
Nitori Holdings Co. Ltd. (x)	32,710	572,696
Nitta Corp.	1,728	46,498
Nitto Denko Corp. (x)	55,965	1,327,311
Nitto Kogyo Corp.	2,395	62,918
Noevir Holdings Co. Ltd.	1,991	58,215
NOF Corp.	19,779	380,200
Nojima Corp. (x)	21,654	164,506
NOK Corp.	6,744	120,896
Nomura Co. Ltd.	11,318	96,027
Nomura Holdings, Inc.	281,320	2,336,551
Nomura Micro Science Co. Ltd. (x)	3,627	68,979
Nomura Real Estate Holdings, Inc.	52,705	325,369
Nomura Research Institute Ltd.	32,515	1,249,826
Noritsu Koki Co. Ltd.	11,487	136,181
Noritz Corp.	4,795	61,070
NSD Co. Ltd.	5,948	131,536
NSK Ltd.	30,498	189,989
NTN Corp. (x)	37,117	87,106
NTT, Inc.	4,577,251	4,608,226
Nxera Pharma Co. Ltd.*	5,980	31,572
Obara Group, Inc.	1,415	34,598
Obayashi Corp.	56,756	1,184,470
OBIC Business Consultants Co. Ltd. (x)	2,838	153,151
Obic Co. Ltd.	31,241	981,666
Odakyu Electric Railway Co. Ltd.	28,087	306,260
Ogaki Kyoritsu Bank Ltd. (The)	2,098	62,817
Ohsho Food Service Corp.	2,223	45,627
Oiles Corp.	4,560	68,441
Oji Holdings Corp.	68,133	374,157
Okamoto Industries, Inc.	2,906	101,480
Okamura Corp.	6,912	101,182
Okasan Securities Group, Inc.	21,773	104,528
Oki Electric Industry Co. Ltd.	8,423	106,739
OKUMA Corp. (x)	2,346	54,367
Okumura Corp.	2,739	108,238
Olympus Corp.	94,305	1,194,767
Omron Corp. (x)	15,526	392,511
Ono Pharmaceutical Co. Ltd.	36,152	501,406
Onward Holdings Co. Ltd.	15,000	70,384
Open House Group Co. Ltd.	5,846	343,430
Open Up Group, Inc. (x)	4,768	56,099
Optex Group Co. Ltd.	5,977	97,493
Optorun Co. Ltd.	5,119	62,419
Oracle Corp.	3,300	277,879
Organo Corp. (x)	2,229	184,351
Orient Corp.	6,542	44,479
Oriental Land Co. Ltd. (x)	102,670	1,899,828
ORIX Corp.	101,201	2,942,220
Osaka Gas Co. Ltd.	30,862	1,069,846
Osaka Organic Chemical Industry Ltd.	3,454	88,202
Osaka Soda Co. Ltd.	8,950	123,760
Osaka Steel Co. Ltd. (x)	3,450	61,208
Otsuka Corp.	19,060	393,271
Otsuka Holdings Co. Ltd.	38,769	2,196,101
PAL GROUP Holdings Co. Ltd.	4,059	52,759
PALTAC Corp.	3,995	123,033
Pan Pacific International Holdings Corp.	176,420	1,050,028
Panasonic Holdings Corp.	204,905	2,646,995
Paramount Bed Holdings Co. Ltd.	3,001	67,151
Park24 Co. Ltd.	10,900	145,435
Pasona Group, Inc.	3,788	48,970
Penta-Ocean Construction Co. Ltd.	21,476	216,008
PeptiDream, Inc.*	8,788	92,935

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Persol Holdings Co. Ltd.	180,660	$335,162
PHC Holdings Corp.	4,990	35,424
PIA Corp. (x)*	3,007	51,006
Pigeon Corp.	10,057	103,466
PILLAR Corp. (x)	3,146	96,304
Pilot Corp.	3,440	107,017
Piolax, Inc. (x)	4,502	49,780
Pola Orbis Holdings, Inc.	8,224	68,358
Prestige International, Inc.	10,559	49,074
Prima Meat Packers Ltd.	3,652	62,133
PS Construction Co. Ltd. (x)	9,250	169,068
Raito Kogyo Co. Ltd.	6,051	130,762
Rakus Co. Ltd.	16,462	109,298
Rakuten Bank Ltd.*	7,719	340,614
Rakuten Group, Inc.*	137,837	883,480
Recruit Holdings Co. Ltd.	127,403	7,195,699
Relo Group, Inc.	8,020	87,834
Renesas Electronics Corp.*	166,776	2,278,477
Rengo Co. Ltd.	15,192	117,887
Resona Holdings, Inc.	204,059	1,944,970
Resonac Holdings Corp.	16,494	687,180
Resorttrust, Inc.	14,356	179,862
Ricoh Co. Ltd. (x)	46,040	403,849
Ricoh Leasing Co. Ltd. (x)	1,550	57,789
Riken Keiki Co. Ltd.	4,281	87,457
Riken Vitamin Co. Ltd.	6,372	120,695
Rinnai Corp.	11,100	280,618
Riso Kyoiku Group Corp. (x)	22,934	29,429
Rohm Co. Ltd. (x)	30,360	430,281
Rohto Pharmaceutical Co. Ltd. (x)	16,720	280,517
Roland Corp.	1,717	39,132
Rorze Corp. (x)	8,920	128,014
Round One Corp. (x)	18,870	134,923
RS Technologies Co. Ltd.	3,414	82,168
Ryohin Keikaku Co. Ltd.	42,858	761,178
Saibu Gas Holdings Co. Ltd.	6,017	86,621
Sakai Moving Service Co. Ltd.	3,080	56,374
Sakata Seed Corp.	2,341	63,816
San ju San Financial Group, Inc.	2,610	73,398
San-A Co. Ltd.	3,652	69,081
Sangetsu Corp.	3,239	64,309
San-In Godo Bank Ltd. (The)	5,829	55,410
Sankyo Co. Ltd. (x)	17,735	287,696
Sankyu, Inc. (x)	4,962	267,867
Sanrio Co. Ltd. (x)	17,463	548,171
Sansan, Inc.*	4,408	48,796
Santen Pharmaceutical Co. Ltd.	30,999	321,785
Sanwa Holdings Corp.	19,020	495,292
Sanyo Chemical Industries Ltd.	1,868	62,251
Sanyo Denki Co. Ltd.	4,305	115,293
Sapporo Holdings Ltd.	31,510	339,159
Sato Corp.	5,385	82,542
SBI ARUHI Corp. (x)	21,766	125,060
SBI Global Asset Management Co. Ltd. (x)	25,805	100,162
SBI Holdings, Inc.	57,488	1,238,649
SBS Holdings, Inc.	2,809	67,786
SCREEN Holdings Co. Ltd. (x)	7,010	682,025
SCSK Corp.	12,294	444,151
Secom Co. Ltd.	35,098	1,248,731
Sega Sammy Holdings, Inc.	13,520	211,293
Seibu Holdings, Inc.	18,352	504,258
Seiko Epson Corp.	24,121	305,362
Seiren Co. Ltd. (x)	5,033	98,321
Sekisui Chemical Co. Ltd.	33,017	555,412
Sekisui House Ltd. (x)	49,146	1,097,502
Senko Group Holdings Co. Ltd. (x)	10,158	126,683
Seven & i Holdings Co. Ltd.	196,072	2,817,033
Seven Bank Ltd. (x)	59,186	115,281
SG Holdings Co. Ltd. (x)	31,903	291,962
Shibuya Corp.	2,975	65,335
SHIFT, Inc. (x)*	17,010	106,638
Shiga Bank Ltd. (The) (x)	2,831	129,766
Shikoku Electric Power Co., Inc.	18,249	180,638
Shikoku Kasei Holdings Corp.	5,724	100,309
Shimadzu Corp.	24,146	642,496
Shimamura Co. Ltd.	5,000	326,226
Shimano, Inc.	7,143	754,019
Shimizu Corp.	44,688	761,299
Shimojima Co. Ltd.	5,300	45,881
Shin Nippon Biomedical Laboratories Ltd. (x)	4,508	48,119
Shinagawa Refra Co. Ltd. (x)	10,391	140,302
Shin-Etsu Chemical Co. Ltd.	150,688	4,687,836
Shionogi & Co. Ltd.	60,826	1,103,209
Ship Healthcare Holdings, Inc.	5,252	87,997
Shiseido Co. Ltd.	35,968	523,079
Shizuoka Financial Group, Inc.	40,645	631,056
Shizuoka Gas Co. Ltd.	6,571	50,340
Shoei Co. Ltd.	4,748	53,864
Showa Sangyo Co. Ltd.	2,573	49,525
Siix Corp.	7,281	60,845
Simplex Holdings, Inc.	6,508	43,666
Sinanen Holdings Co. Ltd. (x)	2,012	80,922
Sinfonia Technology Co. Ltd. (x)	1,852	107,237
Sintokogio Ltd.	7,500	52,046
Skylark Holdings Co. Ltd.	24,496	526,232
SMC Corp.	5,135	1,785,317
SMS Co. Ltd.	6,512	56,124
Socionext, Inc. (x)	16,882	235,975
SoftBank Corp.	2,745,838	3,765,360
SoftBank Group Corp.	320,173	8,993,624
Sojitz Corp.	18,298	568,542
Sompo Holdings, Inc.	81,296	2,769,379
Sony Financial Group, Inc.*	578,064	612,606
Sony Group Corp.	573,380	14,729,834
Sotetsu Holdings, Inc.	6,169	110,982
Sparx Group Co. Ltd.	10,971	113,464
Square Enix Holdings Co. Ltd.	24,207	441,904
Stanley Electric Co. Ltd.	13,307	261,485
Starts Corp., Inc.	1,577	48,174
Subaru Corp.	52,689	1,141,976
Sugi Holdings Co. Ltd.	9,816	230,924
SUMCO Corp.	32,710	299,661
Sumitomo Bakelite Co. Ltd.	4,992	164,541
Sumitomo Chemical Co. Ltd.	130,222	370,448
Sumitomo Corp.	109,290	3,776,031
Sumitomo Electric Industries Ltd.	60,375	2,437,895
Sumitomo Forestry Co. Ltd.	44,112	451,849
Sumitomo Heavy Industries Ltd.	10,441	276,556
Sumitomo Metal Mining Co. Ltd.	21,852	886,831
Sumitomo Mitsui Financial Group, Inc.	359,647	11,574,186

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Sumitomo Mitsui Trust Group, Inc.	57,545	$1,754,931
Sumitomo Osaka Cement Co. Ltd. (x)	3,791	91,968
Sumitomo Pharma Co. Ltd. (x)*	15,798	233,783
Sumitomo Realty & Development Co. Ltd.	46,544	1,168,354
Sumitomo Rubber Industries Ltd.	16,520	254,539
Sumitomo Warehouse Co. Ltd. (The) (x)	5,783	131,063
Sundrug Co. Ltd.	6,166	169,502
Suntory Beverage & Food Ltd.	12,637	381,353
Suruga Bank Ltd.	11,788	128,611
Suzuken Co. Ltd.	4,178	163,530
Suzuki Motor Corp.	122,113	1,819,923
Sysmex Corp.	45,183	444,936
Systena Corp.	23,296	76,444
T Hasegawa Co. Ltd.	3,525	63,416
T&D Holdings, Inc. (x)	43,400	1,001,602
Tadano Ltd.	8,952	60,636
Taiheiyo Cement Corp.	12,822	317,849
Taikisha Ltd.	5,076	106,776
Taisei Corp.	14,918	1,412,848
Taiyo Holdings Co. Ltd.	7,636	232,141
Taiyo Yuden Co. Ltd. (x)	7,388	166,966
Takamatsu Construction Group Co. Ltd.	3,899	99,939
Takara Holdings, Inc. (x)	9,479	97,247
Takara Standard Co. Ltd.	6,958	129,530
Takasago Thermal Engineering Co. Ltd.	8,982	254,310
Takashimaya Co. Ltd. (x)	22,874	239,707
Takeda Pharmaceutical Co. Ltd.	151,513	4,676,745
Takuma Co. Ltd.	5,495	86,894
Tamron Co. Ltd.	12,856	84,864
Tamura Corp.	15,075	58,418
TBS Holdings, Inc.	8,289	305,810
TDK Corp.	146,335	2,065,543
TechMatrix Corp.	5,615	83,773
Teijin Ltd.	14,506	125,529
Terumo Corp.	112,220	1,626,273
THK Co. Ltd.	9,493	242,840
TIS, Inc. (x)	18,861	632,995
TKC Corp.	2,570	70,714
Toagosei Co. Ltd.	10,197	106,859
TOBISHIMA HOLDINGS, Inc.	6,530	98,217
Tobu Railway Co. Ltd.	17,551	295,859
TOC Co. Ltd.	25,846	139,592
Toda Corp.	32,000	258,631
Toei Co. Ltd.	2,174	75,779
Toho Bank Ltd. (The)	26,176	90,406
Toho Co. Ltd.	10,087	513,881
Toho Gas Co. Ltd.	5,799	172,630
Toho Holdings Co. Ltd. (x)	4,972	148,170
Tohoku Electric Power Co., Inc. (x)	41,248	303,619
Tokai Carbon Co. Ltd.	15,000	92,812
Tokai Corp.	8,050	129,096
TOKAI Holdings Corp.	9,977	68,853
Tokai Rika Co. Ltd. (x)	7,712	153,364
Token Corp.	853	79,942
Tokio Marine Holdings, Inc.	168,296	6,249,858
Tokuyama Corp.	6,205	163,325
Tokyo Century Corp.	12,872	166,693
Tokyo Electric Power Co. Holdings, Inc.*	143,590	602,539
Tokyo Electron Ltd.	35,178	7,707,539
Tokyo Gas Co. Ltd.	29,186	1,156,149
Tokyo Metro Co. Ltd.	37,304	379,732
Tokyo Ohka Kogyo Co. Ltd.	6,882	255,000
Tokyo Seimitsu Co. Ltd.	3,298	233,812
Tokyo Steel Manufacturing Co. Ltd. (x)	9,358	88,179
Tokyo Tatemono Co. Ltd.	13,440	304,253
Tokyotokeiba Co. Ltd.	2,059	74,662
Tokyu Construction Co. Ltd.	14,461	120,847
Tokyu Corp.	46,695	545,530
Tokyu Fudosan Holdings Corp.	50,536	461,031
Tomy Co. Ltd. (x)	9,500	167,239
TOPPAN Holdings, Inc.	21,338	634,936
Toray Industries, Inc.	117,437	764,720
Toridoll Holdings Corp. (x)	4,525	122,427
Toshiba TEC Corp.	2,627	45,952
Tosho Co. Ltd.	11,530	57,414
Tosoh Corp.	24,847	373,086
Totetsu Kogyo Co. Ltd.	1,687	48,949
TOTO Ltd.	12,927	357,671
Towa Corp. (x)	5,697	78,196
Towa Pharmaceutical Co. Ltd.	3,403	79,079
Toyo Seikan Group Holdings Ltd. (x)	12,145	296,647
Toyo Suisan Kaisha Ltd. (x)	7,652	525,147
Toyo Tire Corp.	11,244	311,177
Toyobo Co. Ltd.	9,549	76,811
Toyoda Gosei Co. Ltd.	5,066	127,523
Toyota Boshoku Corp.	5,878	94,302
Toyota Industries Corp. (x)	14,488	1,646,364
Toyota Motor Corp.	883,591	18,930,869
Toyota Tsusho Corp.	54,233	1,826,001
TPR Co. Ltd.	8,204	67,616
Transcosmos, Inc.	3,331	82,509
TRE Holdings Corp.	8,081	83,008
Trend Micro, Inc.*	9,870	409,696
Tri Chemical Laboratories, Inc. (x)	2,576	44,567
Trusco Nakayama Corp.	3,910	60,008
TS Tech Co. Ltd. (x)	8,940	105,072
Tsubakimoto Chain Co.	7,779	114,867
Tsumura & Co.	5,336	138,885
Tsuruha Holdings, Inc. (x)	30,980	569,206
TV Asahi Holdings Corp.	4,061	86,333
UACJ Corp.	10,367	140,508
UBE Corp. (x)	10,241	168,090
Uchida Yoko Co. Ltd.	1,541	105,560
Ulvac, Inc. (x)	4,000	180,797
U-Next Holdings Co. Ltd.	5,685	72,659
Unicharm Corp.	108,444	619,621
United Arrows Ltd.	2,708	42,459
United Super Markets Holdings, Inc.	5,338	30,807
Ushio, Inc. (x)	7,886	126,114
USS Co. Ltd.	35,606	390,293
UT Group Co. Ltd.	42,510	54,006
V Technology Co. Ltd.	170	3,245
Valor Holdings Co. Ltd.	4,076	87,692
Visional, Inc.*	2,145	137,075
Wacoal Holdings Corp. (x)	3,211	90,566
Wacom Co. Ltd.	10,900	56,295
Weathernews, Inc. (x)	2,816	70,742

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Wellneo Sugar Co. Ltd.	7,292	$131,465
West Japan Railway Co.	43,272	863,561
WingArc1st, Inc. (x)	5,403	125,382
Xebio Holdings Co. Ltd.	5,148	35,166
Yakult Honsha Co. Ltd. (x)	25,208	394,036
Yamada Holdings Co. Ltd.	65,127	215,995
Yamaguchi Financial Group, Inc.	13,541	183,526
Yamaha Corp. (x)	32,289	225,203
Yamaha Motor Co. Ltd.	78,513	581,179
YA-MAN Ltd. (x)	5,286	25,715
Yamato Holdings Co. Ltd. (x)	23,993	338,359
Yamato Kogyo Co. Ltd.	4,045	276,054
Yamazaki Baking Co. Ltd.	13,933	292,910
Yamazen Corp. (x)	9,283	88,006
Yaskawa Electric Corp. (x)	19,929	605,097
Yellow Hat Ltd.	7,832	82,000
Yokogawa Bridge Holdings Corp.	4,453	85,995
Yokogawa Electric Corp.	18,255	584,570
Yokohama Financial Group, Inc.	96,536	797,174
Yokohama Rubber Co. Ltd. (The)	9,294	357,010
Yoshinoya Holdings Co. Ltd. (x)	6,683	131,023
Yuasa Trading Co. Ltd.	3,071	104,497
Zacros Corp.	10,080	74,326
Zenkoku Hosho Co. Ltd. (x)	10,124	201,717
Zenrin Co. Ltd. (x)	13,250	89,072
Zensho Holdings Co. Ltd. (x)	9,793	561,109
Zeon Corp.	12,958	148,036
Zojirushi Corp.	6,115	61,134
ZOZO, Inc. (x)	39,585	326,253
Zuken, Inc.	3,038	94,744

		513,223,186

Mexico (0.1%)
Fresnillo plc	30,419	1,367,050

Netherlands (5.3%)
Adyen NV (m)*	5,040	8,144,136
Argenx SE*	10,481	8,829,020
ASML Holding NV	66,049	71,519,791
ING Groep NV	514,160	14,507,822
Koninklijke Ahold Delhaize NV	152,628	6,254,577
Wolters Kluwer NV	39,566	4,107,630

		113,362,976

New Zealand (0.2%)
a2 Milk Co. Ltd. (The) (x)	84,721	520,720
Auckland International Airport Ltd.	45,984	221,257
Chorus Ltd.	50,673	274,929
Fisher & Paykel Healthcare Corp. Ltd. (x)	23,006	501,277
Fletcher Building Ltd.*	56,583	117,813
Infratil Ltd. (x)	18,397	119,580
Xero Ltd.*	19,323	1,470,311

		3,225,887

Nigeria (0.0%)†
Airtel Africa plc (m)	112,587	539,057

Russia (0.0%)
Evraz plc (r)*	91,874	—

South Africa (0.3%)
Anglo American plc	175,518	7,298,786

Spain (4.2%)
Banco Bilbao Vizcaya Argentaria SA	980,708	23,108,187
Banco Santander SA	2,532,952	29,975,623
Iberdrola SA	1,042,772	22,628,223
Industria de Diseno Textil SA	189,121	12,521,847

		88,233,880

United Arab Emirates (0.0%)
NMC Health plc (r)*	14,124	—

United Kingdom (18.8%)
3i Group plc	158,573	6,974,613
Admiral Group plc	41,312	1,768,604
Ashtead Group plc	69,066	4,734,940
Associated British Foods plc	47,868	1,372,418
AstraZeneca plc	247,183	45,946,946
Auto Trader Group plc (m)	141,709	1,120,122
Aviva plc	500,898	4,620,969
Babcock International Group plc	82,805	1,387,399
BAE Systems plc	495,807	11,455,057
Barclays plc	2,294,676	14,721,650
Barratt Redrow plc	221,823	1,139,513
Beazley plc	95,935	1,075,906
Berkeley Group Holdings plc	15,020	790,412
British American Tobacco plc	350,807	19,926,754
British Land Co. plc (The) (REIT)	160,083	871,335
BT Group plc	928,539	2,303,614
Bunzl plc	52,888	1,479,988
Burberry Group plc*	58,877	1,007,120
Centrica plc	775,055	1,771,349
Coca-Cola Europacific Partners plc	34,854	3,218,229
Compass Group plc	279,773	8,915,117
Convatec Group plc (m)	289,209	948,089
Croda International plc	22,837	829,605
DCC plc (x)	16,120	1,006,051
Diageo plc	366,994	7,932,347
Diploma plc	22,010	1,570,941
easyJet plc	104,340	718,134
Entain plc	98,433	1,017,146
Games Workshop Group plc	5,437	1,386,610
Halma plc	61,779	2,946,270
Hikma Pharmaceuticals plc	25,205	526,614
Hiscox Ltd.	54,733	1,049,852
Howden Joinery Group plc	88,643	994,724
HSBC Holdings plc	2,831,682	44,803,544
ICG plc	44,835	1,241,342
IMI plc	40,057	1,343,391
Imperial Brands plc	125,721	5,285,633
Informa plc	212,230	2,528,907
InterContinental Hotels Group plc	23,610	3,328,905
International Consolidated Airlines Group SA	557,856	3,115,379
Intertek Group plc	25,326	1,579,232
J Sainsbury plc	281,135	1,231,607
JD Sports Fashion plc	402,086	457,766
Kingfisher plc	282,919	1,192,515
Land Securities Group plc (REIT)	122,207	1,024,614
Legal & General Group plc	924,711	3,264,490
Lloyds Banking Group plc	9,758,422	12,922,357
London Stock Exchange Group plc	81,465	9,830,258
LondonMetric Property plc (REIT)	368,678	942,732
M&G plc	350,126	1,351,671

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Marks & Spencer Group plc	336,540	$1,497,009
Melrose Industries plc	206,053	1,634,276
National Grid plc	816,541	12,563,993
NatWest Group plc	1,332,399	11,706,375
Next plc	18,967	3,497,506
Pearson plc	105,512	1,493,361
Persimmon plc	51,645	945,718
Phoenix Group Holdings plc	122,717	1,219,119
Reckitt Benckiser Group plc	112,404	9,093,929
RELX plc	299,968	12,211,124
Rentokil Initial plc	414,069	2,497,696
Rightmove plc	126,592	886,644
Rolls-Royce Holdings plc	1,398,603	21,680,339
Sage Group plc (The)	157,210	2,294,998
Schroders plc	121,476	666,436
Segro plc (REIT)	222,194	2,157,644
Severn Trent plc	43,663	1,641,481
Smith & Nephew plc	139,869	2,335,024
Smiths Group plc	53,701	1,702,525
Spirax Group plc	12,070	1,109,597
SSE plc	198,697	5,836,095
St James’s Place plc	83,977	1,567,210
Standard Chartered plc	301,819	7,412,569
Tesco plc	1,041,754	6,203,898
Unilever plc	353,688	23,167,848
United Utilities Group plc	114,245	1,838,719
Vodafone Group plc	3,080,149	4,105,386
Weir Group plc (The)	42,718	1,638,776
Whitbread plc	28,360	974,810

		398,552,886

United States (6.3%)
Alcoa Corp. (CRDI) (x)	5,693	306,217
Amcor plc (CHDI) (x)	75,433	631,770
Block, Inc. (CRDI)*	4,771	311,484
BP plc	2,585,874	15,085,802
Experian plc	151,262	6,856,942
GQG Partners, Inc. (CRDI) (x)	89,737	104,501
GSK plc	658,932	16,205,344
Haleon plc	1,468,030	7,416,659
James Hardie Industries plc (CHDI)*	45,717	942,125
Life360, Inc. (CRDI) (m)*	19,949	446,384
Light & Wonder, Inc. (CRDI) (x)*	9,370	985,296
Newmont Corp. (CRDI)	11,205	1,123,144
News Corp. (CHDI), Class B (x)	4,970	149,485
Reliance Worldwide Corp. Ltd.	89,510	230,575
ResMed, Inc. (CHDI)	66,403	1,592,647
Sanofi SA	193,791	18,838,916
Schneider Electric SE	98,206	27,110,206
Shell plc	953,670	35,222,686
Sims Ltd.	18,731	224,877

		133,785,060

Total Common Stocks (98.2%) (Cost $1,167,403,861)		2,085,054,451

CLOSED END FUNDS:
United Kingdom (0.3%)
Alliance Witan plc	62,803	1,085,281
F&C Investment Trust plc	77,894	1,314,565
Polar Capital Technology Trust plc*	183,448	1,147,373
Scottish Mortgage Investment Trust plc	182,919	2,924,269

		6,471,488

United States (0.1%)
Pershing Square Holdings Ltd.	21,207	1,385,277

Total Closed End Funds (0.4%) (Cost $4,144,463)		7,856,765

SHORT-TERM INVESTMENTS:
Investment Companies (0.5%)
Allspring Government Money Market Fund, Select Shares 3.72% (7 day yield) (xx)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund 3.67% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	7,614,247	7,614,247

Total Investment Companies		9,614,247

Total Short-Term Investments (0.5%) (Cost $9,614,247)		9,614,247

Total Investments in Securities (99.1%) (Cost $1,181,162,571)		2,102,525,463
Other Assets Less Liabilities (0.9%)		19,796,052

Net Assets (100%)		$2,122,321,515

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025, the market value or fair value, as applicable, of these securities amounted to $11,797,307 or 0.6% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $40,165,678. This was collateralized by $32,884,464 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.750%, maturing 1/15/26 – 8/15/55 and by cash of $9,614,247 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

AUD	— Australian Dollar
CRDI	— CREST Depository Interest
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository	Interest
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	118	3/2026	EUR	8,099,925	93,067
FTSE 100 Index	19	3/2026	GBP	2,545,995	55,761
SPI 200 Index	14	3/2026	AUD	2,026,475	10,578
TOPIX Index	29	3/2026	JPY	6,319,682	59,430

					218,836

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Closed End Funds	$—	$7,856,765	$—		$7,856,765
Common Stocks
Australia	—	218,582,348	144,192		218,726,540
Austria	—	878,590	—		878,590
Belgium	—	11,264,475	—		11,264,475
Brazil	—	87,797	—		87,797
Canada	—	553,073	—		553,073
Chile	—	2,480,022	—		2,480,022
China	—	13,144,568	—		13,144,568
Finland	—	10,519,665	—		10,519,665
France	—	234,688,642	—		234,688,642
Germany	—	254,071,627	—		254,071,627
Greece	—	952,962	—		952,962
Hong Kong	—	6,550,195	—		6,550,195
Indonesia	—	163,850	—		163,850
Italy	—	69,762,000	—		69,762,000
Ivory Coast	—	1,621,677	—		1,621,677
Japan	—	513,223,186	—		513,223,186
Mexico	—	1,367,050	—		1,367,050
Netherlands	—	113,362,976	—		113,362,976
New Zealand	—	3,225,887	—		3,225,887
Nigeria	—	539,057	—		539,057
Russia	—	—	—	(a)	—	(a)
South Africa	—	7,298,786	—		7,298,786
Spain	—	88,233,880	—		88,233,880
United Arab Emirates	—	—	—	(a)	—	(a)
United Kingdom	—	398,552,886	—		398,552,886
United States	—	133,785,060	—		133,785,060
Futures	218,836	—	—		218,836

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Companies	$9,614,247	$—	$—	$9,614,247

Total Assets	$9,833,083	$2,092,767,024	$144,192	$2,102,744,299

Total Liabilities	$—	$—	$—	$—

Total	$9,833,083	$2,092,767,024	$144,192	$2,102,744,299

(a)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$218,836	*

Total		$218,836

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$2,630,865	$2,630,865

Total	$2,630,865	$2,630,865

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$325,322	$325,322

Total	$325,322	$325,322

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$16,831,000

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$142,015,330
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$166,227,010

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,006,629,510
Aggregate gross unrealized depreciation	(143,901,631)

Net unrealized appreciation	$862,727,879

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,240,016,420

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $1,181,162,571)	$2,102,525,463
Cash	17,912,092
Foreign cash (Cost $1,048,412)	1,046,623
Cash held as collateral at broker for futures	1,199,743
Dividends, interest and other receivables	10,133,954
Receivable for Portfolio shares sold	988,086
Receivable for securities sold	320,646
Securities lending income receivable	14,552
Other assets	26,173

Total assets	2,134,167,332

LIABILITIES
Payable for return of collateral on securities loaned	9,614,247
Payable for Portfolio shares repurchased	962,109
Investment management fees payable	553,735
Distribution fees payable – Class IB	254,033
Distribution fees payable – Class IA	159,505
Administrative fees payable	159,461
Due to broker for futures variation margin	17,228
Trustees’ fees payable	1,892
Accrued expenses	123,607

Total liabilities	11,845,817

Commitments and contingent liabilities^
NET ASSETS	$2,122,321,515

Net assets were comprised of:
Paid in capital	$1,285,952,045
Total distributable earnings (loss)	836,369,470

Net assets	$2,122,321,515

Class IA
Net asset value, offering and redemption price per share, $760,519,820 / 54,798,244 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.88

Class IB
Net asset value, offering and redemption price per share, $1,216,117,790 / 89,374,442 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.61

Class K
Net asset value, offering and redemption price per share, $145,683,905 / 10,487,992 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.89

(x)	Includes value of securities on loan of $40,165,678.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $4,515,131 foreign withholding tax)	$54,818,979
Interest	664,521
Securities lending (net)	158,116

Total income	55,641,616

EXPENSES
Investment management fees	7,596,043
Distribution fees – Class IB	2,679,040
Distribution fees – Class IA	1,742,983
Administrative fees	1,720,576
Custodian fees	332,701
Professional fees	169,454
Printing and mailing expenses	108,950
Trustees’ fees	62,415
Miscellaneous	377,135

Gross expenses	14,789,297
Less: Waiver from investment manager	(1,478,887)

Net expenses	13,310,410

NET INVESTMENT INCOME (LOSS)	42,331,206

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	13,901,233
Futures contracts	2,630,865
Foreign currency transactions	350,436

Net realized gain (loss)	16,882,534

Change in unrealized appreciation (depreciation) on:
Investments in securities	451,908,914
Futures contracts	325,322
Foreign currency translations	737,269

Net change in unrealized appreciation (depreciation)	452,971,505

NET REALIZED AND UNREALIZED GAIN (LOSS)	469,854,039

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$512,185,245

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$42,331,206	$39,885,893
Net realized gain (loss)	16,882,534	11,123,644
Net change in unrealized appreciation (depreciation)	452,971,505	30,677,694

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	512,185,245	81,687,231

Distributions to shareholders:
Class IA	(25,240,935)	(18,887,459)
Class IB	(40,924,372)	(28,509,092)
Class K	(5,108,466)	(3,780,183)

Total distributions to shareholders	(71,273,773)	(51,176,734)

Tax return of capital:
Class IA	(47,528)	—
Class IB	(77,060)	—
Class K	(9,619)	—

Total tax return of capital	(134,207)	—

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 3,241,781 and 1,823,483 shares, respectively ]	41,492,117	20,739,686
Capital shares issued in reinvestment of dividends [ 1,849,543 and 1,672,537 shares, respectively ]	25,288,463	18,887,459
Capital shares repurchased [ (7,443,679) and (6,421,124) shares, respectively ]	(93,096,127)	(73,097,443)

Total Class IA transactions	(26,315,547)	(33,470,298)

Class IB
Capital shares sold [ 12,400,896 and 9,491,576 shares, respectively ]	158,103,023	105,823,522
Capital shares issued in reinvestment of dividends [ 3,059,161 and 2,573,423 shares, respectively ]	41,001,432	28,509,092
Capital shares repurchased [ (13,074,534) and (10,188,745) shares, respectively ]	(162,580,731)	(113,628,202)

Total Class IB transactions	36,523,724	20,704,412

Class K
Capital shares sold [ 462,803 and 543,924 shares, respectively ]	5,851,723	6,179,300
Capital shares issued in reinvestment of dividends [ 374,052 and 334,758 shares, respectively ]	5,118,085	3,780,183
Capital shares repurchased [ (982,814) and (813,919) shares, respectively ]	(12,405,692)	(9,283,209)

Total Class K transactions	(1,435,884)	676,274

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	8,772,293	(12,089,612)

TOTAL INCREASE (DECREASE) IN NET ASSETS	449,549,558	18,420,885
NET ASSETS:
Beginning of year	1,672,771,957	1,654,351,072

End of year	$2,122,321,515	$1,672,771,957

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2025	2024	2023		2022		2021
Net asset value, beginning of year	$10.92	$10.73	$9.27		$10.78		$10.04

Income (loss) from investment operations:
Net investment income (loss) (e)	0.28	0.26	0.25		0.27		0.26	(aa)
Net realized and unrealized gain (loss)	3.16	0.27	1.51		(1.55)		0.83

Total from investment operations	3.44	0.53	1.76		(1.28)		1.09

Less distributions:
Dividends from net investment income	(0.48)	(0.34)	(0.30)		(0.23)		(0.35)
Tax return of capital	— #	—	—		—		—

Total dividends and distributions	(0.48)	(0.34)	(0.30)		(0.23)		(0.35)

Net asset value, end of year	$13.88	$10.92	$10.73		$9.27		$10.78

Total return	31.53%	4.82%	19.01%		(11.89)%		10.93%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$760,520	$624,285	$644,526		$568,748		$669,881
Ratio of expenses to average net assets:
After waivers (f)	0.72%	0.72%	0.74	%(j)	0.77	%(k)	0.78	%(o)
Before waivers (f)	0.79%	0.79%	0.80%		0.79%		0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.22%	2.31%	2.42%		2.88%		2.37	%(bb)
Before waivers (f)	2.14%	2.24%	2.36%		2.86%		2.37	%(bb)
Portfolio turnover rate^	8%	5%	8%		9%		10%

	Year Ended December 31,
Class IB	2025	2024	2023		2022		2021
Net asset value, beginning of year	$10.72	$10.53	$9.10		$10.59		$9.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.28	0.26	0.24		0.26		0.25	(aa)
Net realized and unrealized gain (loss)	3.09	0.27	1.49		(1.52)		0.82

Total from investment operations	3.37	0.53	1.73		(1.26)		1.07

Less distributions:
Dividends from net investment income	(0.48)	(0.34)	(0.30)		(0.23)		(0.35)
Tax return of capital	— #	—	—		—		—

Total dividends and distributions	(0.48)	(0.34)	(0.30)		(0.23)		(0.35)

Net asset value, end of year	$13.61	$10.72	$10.53		$9.10		$10.59

Total return	31.46%	4.92%	19.04%		(11.92)%		10.91%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,216,118	$932,262	$896,378		$782,335		$910,733
Ratio of expenses to average net assets:
After waivers (f)	0.72%	0.72%	0.74	%(j)	0.77	%(k)	0.78	%(o)
Before waivers (f)	0.79%	0.79%	0.80%		0.79%		0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.20%	2.29%	2.41%		2.88%		2.38	%(bb)
Before waivers (f)	2.12%	2.22%	2.36%		2.86%		2.37	%(bb)
Portfolio turnover rate^	8%	5%	8%		9%		10%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2025	2024	2023		2022		2021
Net asset value, beginning of year	$10.93	$10.73	$9.27		$10.78		$10.03

Income (loss) from investment operations:
Net investment income (loss) (e)	0.32	0.29	0.27		0.29		0.28	(aa)
Net realized and unrealized gain (loss)	3.15	0.28	1.51		(1.54)		0.84

Total from investment operations	3.47	0.57	1.78		(1.25)		1.12

Less distributions:
Dividends from net investment income	(0.51)	(0.37)	(0.32)		(0.26)		(0.37)
Tax return of capital	— #	—	—		—		—

Total dividends and distributions	(0.51)	(0.37)	(0.32)		(0.26)		(0.37)

Net asset value, end of year	$13.89	$10.93	$10.73		$9.27		$10.78

Total return	31.79%	5.17%	19.28%		(11.68)%		11.29%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$145,684	$116,225	$113,447		$106,947		$116,340
Ratio of expenses to average net assets:
After waivers (f)	0.47%	0.47%	0.49	%(j)	0.52	%(k)	0.53	%(o)
Before waivers (f)	0.55%	0.54%	0.55%		0.54%		0.54%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.47%	2.55%	2.68%		3.12%		2.62	%(bb)
Before waivers (f)	2.39%	2.47%	2.62%		3.10%		2.61	%(bb)
Portfolio turnover rate^	8%	5%	8%		9%		10%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.74% for Class IA, 0.74% for Class IB and 0.49% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.78% for Class IA, 0.78% for Class IB and 0.53% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.79% for Class IA, 0.79% for Class IB and 0.54% for Class K.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.20, $0.20 and $0.23 for Class IA, Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.49% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.0%)
AGL Energy Ltd.	21,601	$134,208
ALS Ltd.	17,603	258,912
AMP Ltd.	92,528	112,382
Ampol Ltd.	8,904	189,731
Ansell Ltd.	5,830	136,212
ANZ Group Holdings Ltd.	101,574	2,463,322
APA Group	46,619	279,067
ARB Corp. Ltd.	2,304	48,357
Arena REIT (REIT)	14,610	34,710
Aristocrat Leisure Ltd.	21,366	829,565
ASX Ltd.	7,084	243,183
Atlas Arteria Ltd.	38,473	125,294
AUB Group Ltd.	4,347	89,350
Aurizon Holdings Ltd.	70,013	170,540
Bank of Queensland Ltd.	21,396	93,239
Beach Energy Ltd. (x)	52,506	41,172
Bega Cheese Ltd.	10,108	40,878
Bellevue Gold Ltd.*	38,882	44,241
Bendigo & Adelaide Bank Ltd.	18,893	132,639
BHP Group Ltd.	173,519	5,267,647
BlueScope Steel Ltd.	15,103	242,601
Brambles Ltd.	46,420	711,264
Breville Group Ltd.	3,647	71,725
BWP Property Group Ltd. (REIT)	19,061	50,118
Capricorn Metals Ltd.*	13,680	131,280
CAR Group Ltd.	12,917	265,156
Centuria Capital Group (REIT)	28,828	38,861
Challenger Ltd.	17,638	110,762
Charter Hall Group (REIT)	17,182	280,354
Charter Hall Long Wale REIT (REIT)	18,664	50,818
Charter Hall Retail REIT (REIT)	19,075	51,810
Cleanaway Waste Management Ltd.	78,800	136,201
Cochlear Ltd.	2,302	400,436
Codan Ltd.	4,339	82,323
Coles Group Ltd.	45,317	648,395
Commonwealth Bank of Australia	57,206	6,129,988
Computershare Ltd.	19,500	444,275
Corporate Travel Management Ltd. (r)	4,838	49,290
CSL Ltd.	16,552	1,907,088
Data#3 Ltd.	5,527	33,233
Deep Yellow Ltd.*	35,770	43,923
Deterra Royalties Ltd.	11,262	30,589
Dexus (REIT)	39,692	183,565
Domino’s Pizza Enterprises Ltd. (x)	2,970	41,623
Downer EDI Ltd.	25,221	133,808
Dyno Nobel Ltd.	63,569	136,177
Eagers Automotive Ltd.	7,171	117,916
Elders Ltd. (x)	6,302	28,809
Emerald Resources NL*	18,647	78,647
Endeavour Group Ltd. (x)	53,755	131,297
Evolution Mining Ltd.	69,019	584,039
EVT Ltd. (x)	3,842	32,203
Flight Centre Travel Group Ltd. (x)	7,568	75,808
Fortescue Ltd.	57,889	850,295
Genesis Minerals Ltd.*	36,242	175,349
Glencore plc	1,982,766	10,865,738
Goodman Group (REIT)	70,284	1,453,087
GPT Group (The) (REIT)	65,724	237,726
GrainCorp Ltd., Class A	8,036	38,505
Greatland Resources Ltd. (x)*	20,702	144,924
Guzman y Gomez Ltd. (x)	1,679	24,258
Harvey Norman Holdings Ltd.	19,394	89,822
Helia Group Ltd.	10,987	40,327
HomeCo Daily Needs REIT (REIT) (m)	75,836	69,081
HUB24 Ltd.	2,880	184,989
IDP Education Ltd. (x)	10,762	41,512
IGO Ltd.*	20,056	109,752
Iluka Resources Ltd.	18,566	71,738
Ingenia Communities Group (REIT)	12,768	44,052
Insignia Financial Ltd.*	24,263	73,835
Insurance Australia Group Ltd.	86,101	458,527
IRESS Ltd.	7,655	43,372
JB Hi-Fi Ltd.	4,187	268,857
Judo Capital Holdings Ltd.*	33,650	38,737
Lendlease Corp. Ltd.	26,590	92,273
Liontown Ltd.*	87,574	92,047
Lottery Corp. Ltd. (The)	82,886	285,420
Lovisa Holdings Ltd.	2,652	51,873
Lynas Rare Earths Ltd.*	30,942	256,875
Macquarie Group Ltd.	12,067	1,636,352
Magellan Financial Group Ltd.	4,295	28,605
Medibank Pvt. Ltd.	94,143	300,938
Megaport Ltd.*	5,405	43,897
Mesoblast Ltd. (x)*	34,632	62,864
Metcash Ltd.	45,279	99,716
Mineral Resources Ltd.*	6,913	250,876
Mirvac Group (REIT)	139,062	190,246
Monadelphous Group Ltd.	3,274	57,922
National Australia Bank Ltd.	104,690	2,955,983
National Storage REIT (REIT)	49,559	90,290
Netwealth Group Ltd.	4,855	83,170
Neuren Pharmaceuticals Ltd.*	4,985	61,911
New Hope Corp. Ltd.	19,950	53,654
NEXTDC Ltd.*	21,755	181,913
nib holdings Ltd.	17,468	79,969
Nine Entertainment Co. Holdings Ltd.	38,897	28,813
Northern Star Resources Ltd.	48,852	871,435
NRW Holdings Ltd.	18,286	62,846
Orica Ltd.	16,660	269,946
Origin Energy Ltd.	60,654	465,086
Orora Ltd.	40,922	60,354
Paladin Energy Ltd. (x)*	10,687	68,396
Perpetual Ltd.	4,518	56,261
Perseus Mining Ltd.	43,423	164,597
PEXA Group Ltd.*	3,591	32,184
Pinnacle Investment Management Group Ltd.	6,284	71,921
PLS Group Ltd.*	102,331	288,186
Premier Investments Ltd. (x)	3,961	36,452
Pro Medicus Ltd.	1,857	273,717
Qantas Airways Ltd.	53,277	369,055
QBE Insurance Group Ltd.	50,406	669,069
Qube Holdings Ltd.	68,053	216,630
Ramelius Resources Ltd.	41,600	115,489
Ramsay Health Care Ltd.	6,745	154,664
REA Group Ltd.	1,814	222,007
Reece Ltd. (x)	8,185	73,194

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Region Group (REIT)	46,044	$72,210
Regis Resources Ltd.	33,584	169,213
Rio Tinto Ltd.	13,070	1,280,603
Rio Tinto plc	50,984	4,119,310
Sandfire Resources Ltd.*	16,614	198,685
Santos Ltd.	111,023	457,143
Scentre Group (REIT)	178,054	499,062
SEEK Ltd.	12,793	197,385
SGH Ltd.	6,817	211,316
Sigma Healthcare Ltd.	44,019	86,366
SiteMinder Ltd.*	9,363	37,990
Sonic Healthcare Ltd.	18,670	281,708
South32 Ltd.	154,119	366,151
Steadfast Group Ltd. (x)	42,645	150,264
Stockland (REIT)	84,492	323,090
Suncorp Group Ltd.	38,129	449,111
Super Retail Group Ltd.	5,904	63,159
Tabcorp Holdings Ltd.	82,114	54,251
Technology One Ltd.	11,605	216,539
Telix Pharmaceuticals Ltd. (x)*	10,024	74,923
Telstra Group Ltd.	390,804	1,270,111
TPG Telecom Ltd.	14,133	35,746
Transurban Group	105,819	1,003,486
Treasury Wine Estates Ltd.	32,710	114,384
Vault Minerals Ltd.*	37,679	137,292
Ventia Services Group Pty. Ltd.	28,163	111,828
Vicinity Ltd. (REIT)	144,176	246,313
Virgin Australia International Holdings Pty. Ltd. (r)*	96,120	—
Viva Energy Group Ltd. (m)	41,074	56,192
Washington H Soul Pattinson & Co. Ltd.	11,115	275,489
Waypoint REIT Ltd. (REIT)	18,376	31,271
WEB Travel Group Ltd.*	17,419	55,565
Wesfarmers Ltd.	38,800	2,099,678
West African Resources Ltd.*	32,110	64,286
Westgold Resources Ltd.	33,944	145,882
Westpac Banking Corp.	116,988	3,013,577
Whitehaven Coal Ltd.	32,179	166,429
WiseTech Global Ltd.	6,712	306,650
Woodside Energy Group Ltd.	64,907	1,021,817
Woolworths Group Ltd.	41,324	810,229
Worley Ltd.	17,400	145,961
Yancoal Australia Ltd. (x)	14,565	48,211
Zip Co. Ltd.*	45,054	98,920

		71,608,406

Austria (0.0%)†
Mondi plc	22,165	271,346

Belgium (0.3%)
Anheuser-Busch InBev SA/NV	52,028	3,356,768

Brazil (0.0%)†
Karoon Energy Ltd.	36,590	37,604

Canada (0.0%)†
Champion Iron Ltd. (x)	15,522	62,877

Chile (0.1%)
Antofagasta plc	16,781	741,708

China (1.4%)
Alibaba Group Holding Ltd.	296,100	5,432,958
Prosus NV	137,709	8,553,012

		13,985,970

Denmark (0.7%)
DSV A/S	27,800	7,064,108

Finland (0.3%)
Nordea Bank Abp	162,149	3,065,117

France (13.3%)
Accor SA	127,597	7,230,685
Air Liquide SA	28,684	5,402,274
Airbus SE	56,839	13,252,563
AXA SA	88,383	4,254,421
BNP Paribas SA	147,729	14,026,042
Capgemini SE	38,100	6,369,261
Cie de Saint-Gobain SA	24,744	2,528,723
Danone SA	84,730	7,645,345
Dassault Systemes SE	254,100	7,119,061
Edenred SE	172,056	3,823,606
EssilorLuxottica SA	15,516	4,921,465
Hermes International SCA	1,741	4,341,661
Kering SA	17,120	6,055,947
L’Oreal SA	11,923	5,136,766
LVMH Moet Hennessy Louis Vuitton SE	20,717	15,703,569
Pernod Ricard SA	70,300	6,039,271
Publicis Groupe SA	50,005	5,207,832
Safran SA	18,994	6,638,488
TotalEnergies SE (Paris Stock Exchange)	109,405	7,147,360
Vinci SA	29,101	4,105,649

		136,949,989

Germany (13.4%)
adidas AG	54,939	10,914,597
Allianz SE (Registered)	27,627	12,678,461
Aumovio SE*	38,160	1,925,671
BASF SE	45,259	2,363,160
Bayer AG (Registered)	215,410	9,369,075
Bayerische Motoren Werke AG (x)	79,861	8,741,436
Brenntag SE (x)	105,800	6,162,100
Continental AG	63,420	5,065,139
Daimler Truck Holding AG (x)	113,900	4,995,479
Deutsche Bank AG (Registered)	96,597	3,758,673
Deutsche Boerse AG	9,548	2,510,095
Deutsche Post AG	46,843	2,572,482
Deutsche Telekom AG (Registered)	178,444	5,800,506
Fresenius Medical Care AG	16,480	789,411
Fresenius SE & Co. KGaA	87,400	5,030,857
Infineon Technologies AG	64,749	2,870,990
Mercedes-Benz Group AG	36,504	2,576,973
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	6,478	4,279,998
Rheinmetall AG	2,281	4,184,465
SAP SE	50,507	12,366,786
Siemens AG (Registered)	37,285	10,478,915
Siemens Energy AG*	36,075	5,104,399
Siemens Healthineers AG (m)	83,500	4,407,964
Symrise AG, Class A	49,900	4,039,294
thyssenkrupp AG	288,100	3,139,946
Tkms AG& Co. KGaA*	4,004	311,034

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Volkswagen AG (Preference) (q)(x)	10,224	$1,244,179

		137,682,085

Hong Kong (0.7%)
Prudential plc	467,339	7,209,773

India (0.4%)
Axis Bank Ltd.	284,400	4,016,686

Indonesia (0.5%)
Bank Mandiri Persero Tbk. PT	17,584,400	5,378,138
Nickel Industries Ltd.	38,546	21,479

		5,399,617

Italy (2.6%)
Coca-Cola HBC AG	10,670	552,581
Enel SpA	385,164	4,018,127
Eni SpA	97,840	1,855,802
Ferrari NV	5,982	2,240,476
Intesa Sanpaolo SpA	1,253,294	8,720,870
Ryanair Holdings plc (ADR)	37,600	2,714,344
UniCredit SpA	78,988	6,583,269

		26,685,469

Ivory Coast (0.0%)†
Endeavour Mining plc	8,773	457,886

Japan (16.4%)
77 Bank Ltd. (The) (x)	1,400	67,399
A&D HOLON Holdings Co. Ltd.	1,200	15,636
ABC-Mart, Inc. (x)	2,400	40,702
Achilles Corp.	1,000	9,231
Acom Co. Ltd.	13,300	41,979
ADEKA Corp. (x)	1,500	37,117
Advan Group Co. Ltd.	1,400	8,178
Advance Create Co. Ltd. (x)*	200	366
Advantest Corp.	15,400	1,930,407
Adways, Inc.	1,700	2,865
Aeon Co. Ltd. (x)	61,059	965,546
Aeon Fantasy Co. Ltd.*	400	7,712
AEON Financial Service Co. Ltd.	1,500	16,615
Aeon Hokkaido Corp.	900	5,252
AGC, Inc. (x)	5,100	169,078
Ai Holdings Corp.	600	10,832
Aica Kogyo Co. Ltd.	700	15,721
Aichi Corp.	2,100	18,354
Aichi Financial Group, Inc. (x)	32	940
Aichi Steel Corp.	2,400	44,755
Aichi Tokei Denki Co. Ltd.	300	5,152
Aida Engineering Ltd.	3,300	25,133
Aiful Corp.	6,900	24,624
Ain Holdings, Inc.	200	8,536
Aiphone Co. Ltd.	800	15,051
Air Water, Inc.	4,100	59,076
Airport Facilities Co. Ltd.	1,200	7,760
Airtech Japan Ltd.	300	2,220
Aisan Industry Co. Ltd. (x)	1,500	21,403
Aisin Corp.	10,244	191,356
Aizawa Securities Group Co. Ltd.	2,200	19,635
Ajinomoto Co., Inc.	23,200	491,282
Akebono Brake Industry Co. Ltd.*	5,700	4,258
Akita Bank Ltd. (The)	800	20,557
Alconix Corp.	800	12,855
Alfresa Holdings Corp.	3,900	60,527
Alleanza Holdings Co. Ltd.	111	866
Alpen Co. Ltd. (x)	700	10,283
Alpha Systems, Inc.	360	9,285
Alps Alpine Co. Ltd.	3,332	42,405
ALSOK Co. Ltd.	9,900	77,834
Altech Corp.	1,100	19,010
Amada Co. Ltd.	5,500	65,028
Amano Corp.	600	16,134
Amuse, Inc.	600	7,366
Amvis Holdings, Inc.	2,100	6,355
ANA Holdings, Inc.	14,500	275,763
and ST HD Co. Ltd. (x)	760	13,949
Anest Iwata Corp.	2,000	20,863
Anicom Holdings, Inc.	1,000	6,435
Anritsu Corp.	2,900	41,554
Anycolor, Inc. (x)	500	15,481
AOKI Holdings, Inc.	2,200	25,435
Aoyama Trading Co. Ltd.	1,600	25,904
Aozora Bank Ltd. (x)	4,300	68,876
Appier Group, Inc. (x)	3,800	26,055
Arakawa Chemical Industries Ltd.	1,000	7,789
Arclands Corp. (x)	1,400	17,268
Arcs Co. Ltd. (x)	1,500	32,415
ARE Holdings, Inc.	2,400	48,953
Argo Graphics, Inc.	3,200	33,115
Ariake Japan Co. Ltd.	800	27,017
Arisawa Manufacturing Co. Ltd.	2,000	21,999
Artience Co. Ltd. (x)	200	4,392
As One Corp.	1,300	19,951
Asahi Co. Ltd.	500	4,166
Asahi Diamond Industrial Co. Ltd.	4,000	21,246
Asahi Group Holdings Ltd. (x)	507,300	5,309,744
Asahi Intecc Co. Ltd.	7,000	131,272
Asahi Kasei Corp.	33,900	300,607
Asahi Kogyosha Co. Ltd.	800	17,671
Asahi Net, Inc.	1,000	4,475
ASAHI YUKIZAI Corp.	800	27,630
Asanuma Corp.	4,000	26,098
Asics Corp.	20,000	479,443
ASKA Pharmaceutical Holdings Co. Ltd.	1,000	13,011
ASKUL Corp.	1,800	16,088
Astellas Pharma, Inc.	44,100	589,258
Astena Holdings Co. Ltd.	1,000	3,083
Autobacs Seven Co. Ltd.	100	1,053
Avex, Inc.	2,300	18,618
Awa Bank Ltd. (The)	100	2,799
Axell Corp.	400	3,085
Axial Retailing, Inc.	2,800	20,610
Azbil Corp. (x)	14,800	134,404
AZ-COM MARUWA Holdings, Inc.	2,000	12,602
Bandai Namco Holdings, Inc.	13,800	367,554
Bando Chemical Industries Ltd.	2,000	26,149
Bank of Iwate Ltd. (The)	800	26,558
Bank of Nagoya Ltd. (The) (x)	297	8,257
Bank of Saga Ltd. (The)	700	18,099
Bank of the Ryukyus Ltd.	2,500	29,526
BayCurrent, Inc.	4,100	170,135
Belc Co. Ltd.	600	28,843
Belluna Co. Ltd.	3,000	19,076

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Bic Camera, Inc.	3,300	$35,435
BIPROGY, Inc.	2,100	72,583
Blue Zones Holdings Co. Ltd.	500	27,155
BML, Inc.	1,400	34,499
Bookoff Group Holdings Ltd.	700	6,565
Bridgestone Corp. (x)	30,200	677,495
Brother Industries Ltd.	6,500	129,552
Buffalo, Inc.	600	18,597
Bunka Shutter Co. Ltd. (x)	100	1,307
CAC Holdings Corp.	700	9,188
Calbee, Inc. (x)	2,900	55,356
Canon Electronics, Inc. (x)	1,100	25,562
Canon Marketing Japan, Inc. (x)	1,200	52,714
Canon, Inc. (x)	23,200	686,195
Capcom Co. Ltd. (x)	10,000	233,082
Carlit Co. Ltd.	1,000	12,028
Casio Computer Co. Ltd. (x)	1,600	12,972
Cawachi Ltd.	800	15,322
CCI Group, Inc.	5,000	25,792
Central Glass Co. Ltd.	1,100	24,473
Central Japan Railway Co.	19,300	534,372
Central Security Patrols Co. Ltd.	500	9,720
Central Sports Co. Ltd.	400	6,325
Change Holdings, Inc. (x)	1,000	6,320
Chiba Bank Ltd. (The) (x)	15,800	176,318
Chiba Kogyo Bank Ltd. (The)	2,300	24,815
Chino Corp.	800	7,206
Chiyoda Co. Ltd.	1,600	11,144
Chiyoda Integre Co. Ltd.	400	8,287
Chofu Seisakusho Co. Ltd. (x)	1,200	15,452
Chubu Electric Power Co., Inc.	18,600	286,410
Chubu Shiryo Co. Ltd.	1,200	13,253
Chudenko Corp.	700	20,087
Chugai Pharmaceutical Co. Ltd. (x)	15,500	815,670
Chugai Ro Co. Ltd.	400	11,121
Chugin Financial Group, Inc.	4,200	66,242
Chugoku Electric Power Co., Inc. (The) (x)	9,800	62,251
Chugoku Marine Paints Ltd.	600	16,911
Chuo Spring Co. Ltd.	400	8,963
Citizen Watch Co. Ltd.	2,700	21,994
CKD Corp.	1,100	21,489
Cleanup Corp.	1,200	6,696
CMK Corp.	2,400	8,029
Coca-Cola Bottlers Japan Holdings, Inc. (x)	2,473	50,032
COLOPL, Inc.	1,700	4,656
Colowide Co. Ltd.	2,300	25,828
Computer Engineering & Consulting Ltd.	1,600	24,944
Computer Institute of Japan Ltd.	4,320	14,341
COMSYS Holdings Corp.	2,414	70,182
Core Corp.	400	5,286
Corona Corp., Class A	500	3,036
Cosel Co. Ltd.	1,800	12,514
Cosmo Energy Holdings Co. Ltd.	3,000	79,960
Cosmos Pharmaceutical Corp.	1,200	60,850
Create Restaurants Holdings, Inc. (x)	7,800	38,641
Create SD Holdings Co. Ltd.	100	2,132
Credit Saison Co. Ltd.	3,500	94,025
Cresco Ltd.	1,200	13,376
CTI Engineering Co. Ltd.	1,400	26,563
CyberAgent, Inc.	10,800	92,252
Cybozu, Inc.	500	8,986
Dai Nippon Printing Co. Ltd.	9,700	166,827
Dai Nippon Toryo Co. Ltd.	1,400	12,039
Daicel Corp. (x)	5,000	44,657
Dai-Dan Co. Ltd.	3,000	47,421
Daido Metal Co. Ltd.	1,000	6,263
Daido Steel Co. Ltd.	2,700	27,571
Daifuku Co. Ltd. (x)	9,100	286,292
Daihen Corp.	600	38,266
Daiichi Jitsugyo Co. Ltd.	1,200	23,212
Dai-ichi Life Holdings, Inc.	89,300	743,121
Daiichi Sankyo Co. Ltd.	44,800	957,549
Daiichikosho Co. Ltd.	1,800	19,363
Daiki Aluminium Industry Co. Ltd.	2,000	15,398
Daikin Industries Ltd.	6,500	833,248
Daikoku Denki Co. Ltd.	500	9,126
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	800	21,221
Daio Paper Corp. (x)	2,800	16,642
Daiseki Co. Ltd. (x)	1,279	27,762
Daishi Hokuetsu Financial Group, Inc.	6,300	65,478
Daisyo Corp.	600	4,428
Daito Trust Construction Co. Ltd.	8,000	152,503
Daitron Co. Ltd. (x)	1,000	15,494
Daiwa House Industry Co. Ltd.	13,300	441,352
Daiwa Industries Ltd.	1,000	10,151
Daiwa Securities Group, Inc.	35,300	308,852
Daiwabo Holdings Co. Ltd.	3,050	59,991
DCM Holdings Co. Ltd.	2,500	25,935
Dear Life Co. Ltd.	1,000	7,214
DeNA Co. Ltd.	2,400	38,887
Denka Co. Ltd. (x)	2,600	45,538
Denso Corp.	48,600	669,553
Dentsu Group, Inc. (x)*	5,300	112,469
Dentsu Soken, Inc.	1,500	26,219
Denyo Co. Ltd.	1,100	25,176
Dexerials Corp.	4,500	75,512
DIC Corp.	1,299	30,294
Digital Arts, Inc.	400	15,960
Digital Garage, Inc. (x)	500	8,638
dip Corp. (x)	1,200	16,946
Disco Corp.	2,400	738,049
DKK Co. Ltd.	600	10,132
DKS Co. Ltd.	400	21,016
DMG Mori Co. Ltd. (x)	3,900	65,631
Doshisha Co. Ltd.	1,000	21,067
Doutor Nichires Holdings Co. Ltd.	500	8,293
Dowa Holdings Co. Ltd.	900	42,702
DTS Corp.	4,000	31,384
Duskin Co. Ltd.	1,400	38,030
DyDo Group Holdings, Inc. (x)	1,000	16,158
Eagle Industry Co. Ltd.	1,000	18,233
Earth Corp.	100	3,170
East Japan Railway Co. (x)	27,000	712,232
Ebara Corp. (x)	10,000	235,189
Ebara Jitsugyo Co. Ltd.	1,200	16,463
Eco’s Co. Ltd.	400	7,725
EDION Corp.	2,700	36,525

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
eGuarantee, Inc. (x)	1,600	$18,376
Ehime Bank Ltd. (The)	1,400	13,317
Eiken Chemical Co. Ltd. (x)	100	1,537
Eisai Co. Ltd. (x)	6,800	202,298
Eizo Corp.	200	2,856
Elecom Co. Ltd.	1,400	15,391
Electric Power Development Co. Ltd.	3,700	74,713
en, Inc.	1,100	10,822
ENEOS Holdings, Inc.	69,250	489,401
Enplas Corp. (x)	200	11,862
eRex Co. Ltd.	1,900	7,448
Eslead Corp.	500	21,419
ESPEC Corp.	1,200	25,702
Exedy Corp.	500	17,907
EXEO Group, Inc.	6,116	101,478
Ezaki Glico Co. Ltd. (x)	900	31,147
FALCO HOLDINGS Co. Ltd.	600	10,269
FANUC Corp. (x)	23,600	916,639
Fast Retailing Co. Ltd.	3,400	1,235,930
FCC Co. Ltd.	300	7,105
Feed One Co. Ltd.	1,504	10,168
FIDEA Holdings Co. Ltd.	700	8,500
Financial Partners Group Co. Ltd. (x)	1,800	22,063
FINDEX, Inc.	1,700	9,854
Food & Life Cos. Ltd.	3,200	161,655
Foster Electric Co. Ltd.	1,100	19,038
FP Corp.	800	13,432
France Bed Holdings Co. Ltd.	1,600	13,483
Fudo Tetra Corp.	980	16,598
Fuji Co. Ltd.	1,300	17,719
Fuji Corp. (x)	1,700	39,515
Fuji Corp. Ltd.	1,200	6,282
Fuji Electric Co. Ltd.	3,100	234,519
Fuji Kyuko Co. Ltd.	1,500	19,861
Fuji Media Holdings, Inc.	5,200	122,497
Fuji Oil Co. Ltd.	1,600	37,293
Fuji Seal International, Inc.	800	16,011
Fujibo Holdings, Inc.	500	26,430
Fujicco Co. Ltd.	1,000	10,106
FUJIFILM Holdings Corp.	30,010	640,663
Fujikura Composites, Inc.	800	10,501
Fujikura Kasei Co. Ltd.	1,600	6,333
Fujikura Ltd.	5,500	612,360
Fujimi, Inc.	1,800	27,246
Fujita Kanko, Inc.	1,500	25,281
Fujitsu Ltd.	198,000	5,472,051
Fujiya Co. Ltd. (x)	700	11,288
FuKoKu Co. Ltd.	500	6,199
Fukuda Corp.	200	9,602
Fukui Bank Ltd. (The)	1,000	16,541
Fukui Computer Holdings, Inc.	400	8,006
Fukuoka Financial Group, Inc.	4,784	154,753
Fukuyama Transporting Co. Ltd.	400	11,287
FULLCAST Holdings Co. Ltd. (x)	1,000	10,649
Funai Soken Holdings, Inc.	1,080	7,901
Furukawa Co. Ltd.	100	2,455
Furukawa Electric Co. Ltd. (x)	1,800	115,028
Fuso Pharmaceutical Industries Ltd.	400	5,912
Futaba Corp.	2,100	7,816
Futaba Industrial Co. Ltd.	3,500	23,394
Future Corp. (x)	2,000	25,319
Fuyo General Lease Co. Ltd.	1,800	49,332
G-7 Holdings, Inc.	1,200	10,832
Gakken Holdings Co. Ltd.	2,000	14,288
Gakujo Co. Ltd.	400	4,479
Galilei Co. Ltd.	1,200	29,111
Gecoss Corp.	800	7,411
Genki Global Dining Concepts Corp. (x)	600	11,913
Geo Holdings Corp.	300	3,595
giftee, Inc.	1,900	15,235
GLOBERIDE, Inc.	1,000	13,879
Glory Ltd.	200	5,057
GMO internet group, Inc.	1,600	40,020
GMO Payment Gateway, Inc. (x)	900	56,037
Godo Steel Ltd.	700	17,630
Goldcrest Co. Ltd.	1,100	23,244
Goldwin, Inc.	3,900	62,481
GREE Holdings, Inc.	5,100	13,023
GS Yuasa Corp. (x)	1,300	31,122
GSI Creos Corp.	600	9,499
Gun-Ei Chemical Industry Co. Ltd.	300	7,623
GungHo Online Entertainment, Inc.*	1,100	17,676
Gunma Bank Ltd. (The)	9,700	106,976
Gunze Ltd. (x)	500	13,678
Gurunavi, Inc.*	2,000	2,081
H.U. Group Holdings, Inc.	1,400	30,227
H2O Retailing Corp.	2,660	34,889
Hachijuni Bank Ltd. (The)	11,616	125,882
Hakudo Co. Ltd.	400	5,983
Hakuhodo DY Holdings, Inc. (x)	7,400	55,108
Hakuto Co. Ltd. (x)	700	17,496
Hamakyorex Co. Ltd.	2,400	27,165
Hamamatsu Photonics KK	8,000	84,831
Hankyu Hanshin Holdings, Inc.	7,100	178,724
Hanwa Co. Ltd.	400	18,309
Happinet Corp.	1,200	22,561
Hard Off Corp. Co. Ltd.	500	6,394
Harima Chemicals Group, Inc.	1,100	6,510
Haseko Corp.	3,000	59,525
Hazama Ando Corp.	4,020	48,531
Heiwa Corp.	1,820	23,598
Heiwa Real Estate Co. Ltd.	1,400	19,967
Heiwado Co. Ltd. (x)	500	9,203
Hibiya Engineering Ltd.	400	12,194
Hiday Hidaka Corp. (x)	1,640	36,173
Hikari Tsushin, Inc.	500	139,651
Hino Motors Ltd.*	4,200	10,350
Hirakawa Hewtech Corp.	420	7,703
Hirogin Holdings, Inc.	5,900	59,569
Hirose Electric Co. Ltd.	723	79,828
HIS Co. Ltd.	3,100	26,143
Hisaka Works Ltd.	1,000	9,812
Hisamitsu Pharmaceutical Co., Inc.	600	16,823
Hitachi Construction Machinery Co. Ltd. (x)	1,700	50,249
Hitachi Ltd.	125,640	3,931,865
Hodogaya Chemical Co. Ltd.	400	5,720
Hokkaido Electric Power Co., Inc.	7,100	47,639
Hokkaido Gas Co. Ltd.	2,000	9,704

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Hokkan Holdings Ltd.	600	$9,101
Hokko Chemical Industry Co. Ltd.	1,000	10,521
Hokuetsu Corp. (x)	2,300	13,142
Hokuhoku Financial Group, Inc.	2,900	84,978
Hokuriku Electric Power Co. (x)	3,300	20,562
Hokuto Corp.	1,400	18,090
Honda Motor Co. Ltd.	108,300	1,061,982
Honeys Holdings Co. Ltd. (x)	1,080	10,542
Hoosiers Holdings Co. Ltd.	2,000	16,803
Horiba Ltd. (x)	900	91,701
Hoshizaki Corp. (x)	3,100	103,168
Hosiden Corp. (x)	600	9,534
Hosokawa Micron Corp. (x)	800	28,805
House Foods Group, Inc.	1,400	25,727
Hoya Corp.	9,400	1,421,342
Hulic Co. Ltd. (x)	11,500	125,873
Hyakugo Bank Ltd. (The)	4,000	29,265
Hyakujushi Bank Ltd. (The)	500	21,259
Ibiden Co. Ltd. (x)	5,800	249,233
Ichibanya Co. Ltd.	4,000	23,289
Ichigo, Inc.	10,100	28,242
Ichikoh Industries Ltd.	2,000	6,563
Ichinen Holdings Co. Ltd.	1,300	17,661
Ichiyoshi Securities Co. Ltd.	2,700	18,685
Icom, Inc.	600	11,154
Idec Corp.	1,400	26,098
Idemitsu Kosan Co. Ltd.	22,210	167,738
IDOM, Inc.	3,300	26,945
IHI Corp.	25,700	451,932
Iida Group Holdings Co. Ltd.	4,076	65,483
Iino Kaiun Kaisha Ltd. (x)	400	3,621
Inaba Denki Sangyo Co. Ltd.	3,000	48,829
Inaba Seisakusho Co. Ltd.	600	6,110
Inabata & Co. Ltd.	1,600	38,253
Ines Corp.	1,600	19,949
I-Net Corp.	550	8,820
Infomart Corp.	6,800	18,407
INFRONEER Holdings, Inc. (x)	6,012	82,059
Inpex Corp. (x)	22,000	439,185
Intage Holdings, Inc.	300	3,386
Internet Initiative Japan, Inc.	2,900	51,200
Inui Global Logistics Co. Ltd.	490	4,292
Iseki & Co. Ltd. (x)	1,300	15,437
Isetan Mitsukoshi Holdings Ltd. (x)	8,400	121,999
Ishihara Sangyo Kaisha Ltd.	200	3,501
Isuzu Motors Ltd.	14,400	224,265
Itfor, Inc.	1,300	14,233
Ito En Ltd.	800	15,705
ITOCHU Corp.	174,000	2,193,884
Itochu Enex Co. Ltd.	400	4,847
Itochu-Shokuhin Co. Ltd.	300	21,527
Itoham Yonekyu Holdings, Inc. (x)	14	501
Itoki Corp. (x)	800	12,462
IwaiCosmo Holdings, Inc.	1,100	22,963
Iwatani Corp.	5,600	58,899
Iyogin Holdings, Inc. (x)	5,600	91,218
Izumi Co. Ltd.	400	7,661
J Front Retailing Co. Ltd.	6,600	92,486
Jaccs Co. Ltd.	700	19,372
JAFCO Group Co. Ltd. (x)	2,200	33,848
JANOME Corp.	1,200	8,925
Japan Airlines Co. Ltd.	11,600	215,130
Japan Airport Terminal Co. Ltd.	2,100	58,801
Japan Aviation Electronics Industry Ltd.	1,700	27,306
Japan Cash Machine Co. Ltd. (x)	1,100	7,219
Japan Communications, Inc.*	1,100	1,025
Japan Display, Inc.*	17,300	2,209
Japan Electronic Materials Corp. (x)	500	12,273
Japan Elevator Service Holdings Co. Ltd.	4,400	48,834
Japan Exchange Group, Inc.	26,700	285,682
Japan Lifeline Co. Ltd.	1,800	18,110
Japan Material Co. Ltd.	1,900	18,765
Japan Medical Dynamic Marketing, Inc.	1,000	3,109
Japan Petroleum Exploration Co. Ltd.	2,900	29,067
Japan Post Bank Co. Ltd.	39,800	561,276
Japan Post Holdings Co. Ltd.	45,300	477,322
Japan Post Insurance Co. Ltd.	5,500	165,449
Japan Property Management Center Co. Ltd.	200	1,647
Japan Securities Finance Co. Ltd.	2,346	30,313
Japan Steel Works Ltd. (The) (x)	1,700	83,339
Japan Tobacco, Inc. (x)	30,000	1,080,184
Japan Transcity Corp.	2,000	14,505
Japan Wool Textile Co. Ltd. (The)	400	4,533
JBCC Holdings, Inc.	700	7,137
JCR Pharmaceuticals Co. Ltd.	3,500	15,909
JCU Corp.	800	25,000
Jeol Ltd.	1,200	38,542
JFE Holdings, Inc. (x)	14,244	181,642
JGC Holdings Corp.	6,600	80,077
JINS Holdings, Inc.	500	17,652
JK Holdings Co. Ltd.	1,100	9,494
JMDC, Inc.	800	20,352
JMS Co. Ltd.	500	1,411
J-Oil Mills, Inc.	1,000	12,787
Joshin Denki Co. Ltd.	1,000	17,320
JSP Corp.	800	12,497
JTEKT Corp.	3,400	37,660
Juki Corp.	1,400	4,478
Juroku Financial Group, Inc.	400	18,386
Justsystems Corp.	900	29,073
JVCKenwood Corp.	5,800	44,433
K&O Energy Group, Inc. (x)	500	12,194
Kadokawa Corp.	3,468	70,316
Kaga Electronics Co. Ltd.	800	19,791
Kagome Co. Ltd.	2,100	36,144
Kajima Corp.	10,800	402,311
Kakaku.com, Inc.	3,500	51,660
Kaken Pharmaceutical Co. Ltd.	500	12,816
Kamei Corp.	1,000	19,280
Kamigumi Co. Ltd.	1,900	61,376
Kanaden Corp.	1,000	13,687
Kanadevia Corp.	5,300	32,144
Kanagawa Chuo Kotsu Co. Ltd.	200	4,788
Kanamoto Co. Ltd.	1,000	24,994
Kandenko Co. Ltd.	2,900	93,087
Kaneka Corp.	400	11,223
Kanematsu Corp.	5,000	57,425

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Kansai Electric Power Co., Inc. (The)	25,400	$398,091
Kansai Paint Co. Ltd.	3,800	60,042
Kanto Denka Kogyo Co. Ltd. (x)	2,000	14,109
Kao Corp. (x)	11,900	475,651
Kappa Create Co. Ltd. (x)	1,800	17,754
Kasumigaseki Capital Co. Ltd. (x)	200	9,385
Katakura Industries Co. Ltd.	1,400	25,803
Katitas Co. Ltd.	1,700	34,621
Kato Sangyo Co. Ltd. (x)	100	4,092
KAWADA TECHNOLOGIES, Inc.	600	16,758
Kawai Musical Instruments Manufacturing Co. Ltd.	400	7,012
Kawasaki Heavy Industries Ltd.	3,900	258,440
Kawasaki Kisen Kaisha Ltd. (x)	11,491	159,997
KDDI Corp.	68,900	1,191,367
KeePer Technical Laboratory Co. Ltd. (x)	400	8,989
Keihan Holdings Co. Ltd.	3,200	69,030
Keihanshin Building Co. Ltd.	1,400	17,214
Keikyu Corp.	5,600	54,824
Keio Corp.	2,500	64,702
Keisei Electric Railway Co. Ltd.	8,792	72,350
Keiyo Bank Ltd. (The)	2,500	26,558
Kewpie Corp.	2,400	66,282
Key Coffee, Inc. (x)	1,200	15,283
Keyence Corp.	4,860	1,758,585
KH Neochem Co. Ltd. (x)	1,500	23,720
Kikkoman Corp. (x)	15,100	137,080
Kimura Chemical Plants Co. Ltd.	1,100	8,434
Kinden Corp.	3,500	151,784
King Jim Co. Ltd. (x)	1,000	5,254
Kintetsu Department Store Co. Ltd.	100	1,170
Kintetsu Group Holdings Co. Ltd. (x)	5,200	101,915
Kioxia Holdings Corp.*	2,600	173,206
Kirin Holdings Co. Ltd. (x)	21,300	319,282
Kisoji Co. Ltd.	1,400	22,737
Kissei Pharmaceutical Co. Ltd.	1,200	35,623
Kitagawa Corp.	500	5,535
Kita-Nippon Bank Ltd. (The)	300	8,657
Kitz Corp. (x)	800	8,882
Kiyo Bank Ltd. (The)	1,900	39,543
KNT-CT Holdings Co. Ltd.*	400	4,183
Koa Corp. (x)	1,500	13,138
Koatsu Gas Kogyo Co. Ltd.	1,000	6,684
Kobayashi Pharmaceutical Co. Ltd. (x)	1,700	58,910
Kobe Bussan Co. Ltd. (x)	4,600	111,300
Kobe Steel Ltd.	10,400	137,503
Koei Tecmo Holdings Co. Ltd.	3,524	42,869
Kohnan Shoji Co. Ltd.	1,100	28,195
Kohsoku Corp.	700	13,299
Koito Manufacturing Co. Ltd.	4,000	58,989
Kojima Co. Ltd.	1,500	11,376
Kokusai Electric Corp.	3,100	108,749
Kokuyo Co. Ltd. (x)	6,000	33,543
Komatsu Ltd.	24,890	794,497
Komatsu Matere Co. Ltd.	2,000	10,738
Komatsu Wall Industry Co. Ltd.	800	14,019
KOMEDA Holdings Co. Ltd.	1,400	27,126
Komeri Co. Ltd.	100	2,183
Komori Corp.	500	5,063
Konami Group Corp.	1,900	258,727
Konica Minolta, Inc. (x)	16,600	72,074
Kosaido Holdings Co. Ltd.	4,500	12,985
Kose Corp. (x)	1,500	50,179
Kotobuki Spirits Co. Ltd.	4,000	46,808
Kourakuen Corp.*	700	5,027
Kraftia Corp.	1,200	58,966
Krosaki Harima Corp.	800	21,246
KRS Corp.	600	10,959
K’s Holdings Corp.	2,300	23,765
Kubota Corp. (x)	26,600	376,397
Kumagai Gumi Co. Ltd. (x)	4,000	39,454
Kumiai Chemical Industry Co. Ltd.	1,340	6,022
Kura Sushi, Inc. (x)	1,200	24,898
Kurabo Industries Ltd.	200	10,827
Kuraray Co. Ltd. (x)	8,200	83,078
Kureha Corp.	600	15,647
Kurimoto Ltd. (x)	3,000	32,080
Kurita Water Industries Ltd.	2,600	105,368
Kusuri no Aoki Holdings Co. Ltd. (x)	1,300	38,824
KYB Corp.	1,400	39,907
Kyocera Corp.	30,700	430,494
Kyodo Printing Co. Ltd.	1,200	12,112
Kyoei Steel Ltd.	1,300	20,333
Kyokuto Boeki Kaisha Ltd.	400	4,711
Kyokuto Kaihatsu Kogyo Co. Ltd. (x)	600	11,989
Kyokuto Securities Co. Ltd.	1,600	17,293
Kyokuyo Co. Ltd.	500	15,561
Kyorin Pharmaceutical Co. Ltd.	400	3,925
Kyoritsu Maintenance Co. Ltd. (x)	800	14,313
Kyosan Electric Manufacturing Co. Ltd.	2,000	7,789
Kyoto Financial Group, Inc. (x)	6,800	148,772
Kyowa Kirin Co. Ltd. (x)	6,800	109,701
Kyushu Electric Power Co., Inc.	10,700	114,692
Kyushu Financial Group, Inc.	5,970	38,799
Kyushu Railway Co.	4,100	106,636
LAND Co. Ltd.	1,300	66
Lasertec Corp. (x)	1,900	359,586
LEC, Inc.	1,200	8,036
Leopalace21 Corp. (x)	7,300	30,665
Life Corp.	1,400	22,845
Link And Motivation, Inc.	5,900	19,247
Lintec Corp.	900	25,396
Lion Corp. (x)	6,100	64,217
Lixil Corp. (x)	6,540	79,099
Look Holdings, Inc.	400	6,415
LY Corp.	77,200	205,617
M&A Capital Partners Co. Ltd.	900	19,363
M3, Inc. (x)	11,500	155,203
Mabuchi Motor Co. Ltd. (x)	6,400	58,774
Macnica Holdings, Inc.	3,150	48,113
Maezawa Kasei Industries Co. Ltd. (x)	900	12,640
Maezawa Kyuso Industries Co. Ltd.	800	8,075
Makino Milling Machine Co. Ltd.	500	35,240
Makita Corp.	6,300	190,520
Management Solutions Co. Ltd.	300	2,637
Mandom Corp.	1,400	24,311
Mani, Inc.	3,300	30,569
Mars Group Holdings Corp.	600	12,257

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Marubeni Corp.	39,500	$1,097,699
Marubun Corp.	900	7,487
Marudai Food Co. Ltd.	1,200	16,831
Maruha Nichiro Corp.	3,900	32,019
Marui Group Co. Ltd.	2,800	57,577
Maruichi Steel Tube Ltd.	1,500	13,895
Marusan Securities Co. Ltd.	3,900	25,271
Maruwa Co. Ltd.	200	54,392
Maruzen Showa Unyu Co. Ltd. (x)	100	5,235
Matsuda Sangyo Co. Ltd.	800	26,966
Matsui Construction Co. Ltd.	1,000	9,608
Matsui Securities Co. Ltd.	1,000	5,458
MatsukiyoCocokara & Co. (x)	8,760	151,667
Matsuya Co. Ltd.	2,200	25,927
Matsuyafoods Holdings Co. Ltd.	500	20,716
Max Co. Ltd.	700	30,880
Mazda Motor Corp.	14,500	112,842
Mebuki Financial Group, Inc.	24,660	163,413
MEC Co. Ltd. (x)	800	26,047
Medical System Network Co. Ltd.	400	1,330
Medipal Holdings Corp.	5,700	100,798
Medley, Inc. (x)*	900	13,543
Megachips Corp. (x)	300	15,188
Megmilk Snow Brand Co. Ltd.	400	8,261
Meidensha Corp.	800	28,447
Meiji Holdings Co. Ltd.	6,900	153,514
Meiko Electronics Co. Ltd. (x)	500	34,187
Meiko Network Japan Co. Ltd.	900	4,131
MEITEC Group Holdings, Inc.	1,600	36,221
Meito Co. Ltd.	600	9,239
Meiwa Corp.	900	5,435
Meiwa Estate Co. Ltd.	700	5,086
Menicon Co. Ltd.	2,900	29,567
Mercari, Inc. (x)*	3,600	72,855
Micronics Japan Co. Ltd.	1,100	49,508
Midac Holdings Co. Ltd.	1,500	18,386
Milbon Co. Ltd.	1,140	17,722
Minebea Mitsumi, Inc.	8,737	175,197
Ministop Co. Ltd.	900	12,382
Mirait One Corp.	1,100	24,614
Mirarth Holdings, Inc.	4,400	10,871
MISUMI Group, Inc.	7,300	114,039
Mito Securities Co. Ltd.	3,000	10,610
Mitsuba Corp.	2,000	13,355
Mitsubishi Chemical Group Corp.	38,520	225,036
Mitsubishi Corp.	98,130	2,246,515
Mitsubishi Electric Corp.	51,500	1,507,453
Mitsubishi Estate Co. Ltd.	99,700	2,432,033
Mitsubishi Gas Chemical Co., Inc.	4,500	81,574
Mitsubishi HC Capital, Inc.	18,620	155,840
Mitsubishi Heavy Industries Ltd.	88,600	2,172,012
Mitsubishi Kakoki Kaisha Ltd.	900	18,530
Mitsubishi Logisnext Co. Ltd.	1,000	9,819
Mitsubishi Logistics Corp.	6,000	45,870
Mitsubishi Materials Corp. (x)	2,300	53,888
Mitsubishi Motors Corp. (x)	26,200	62,054
Mitsubishi Pencil Co. Ltd. (x)	100	1,390
Mitsubishi Research Institute, Inc.	400	12,743
Mitsubishi Steel Manufacturing Co. Ltd.	700	8,388
Mitsubishi UFJ Financial Group, Inc.	308,900	4,916,290
Mitsuboshi Belting Ltd.	400	10,023
Mitsui & Co. Ltd.	74,400	2,205,306
Mitsui Chemicals, Inc.	7,862	100,483
Mitsui DM Sugar Co. Ltd. (x)	1,000	21,259
Mitsui E&S Co. Ltd. (x)	2,300	81,639
Mitsui Fudosan Co. Ltd.	67,200	763,851
Mitsui High-Tec, Inc.	4,000	19,408
Mitsui Kinzoku Co. Ltd.	1,600	180,133
Mitsui Matsushima Holdings Co. Ltd. (x)	500	4,507
Mitsui OSK Lines Ltd. (x)	9,800	294,676
Mitsui-Soko Holdings Co. Ltd. (x)	1,200	28,567
Miura Co. Ltd.	3,000	58,204
Miyaji Engineering Group, Inc. (x)	1,600	19,203
Miyakoshi Holdings, Inc. (x)*	300	1,551
Miyazaki Bank Ltd. (The)	800	33,401
Mizuho Financial Group, Inc.	66,037	2,403,032
Mizuho Leasing Co. Ltd.	4,200	37,887
Mizuno Corp. (x)	2,100	41,493
Mochida Pharmaceutical Co. Ltd.	1,000	22,568
Modec, Inc. (x)	1,000	75,970
Monex Group, Inc.	7,000	32,667
Money Forward, Inc.*	700	20,861
Monogatari Corp. (The)	1,400	39,415
MonotaRO Co. Ltd. (x)	7,700	122,918
Morinaga & Co. Ltd.	1,800	30,567
Morinaga Milk Industry Co. Ltd.	1,000	23,774
Morozoff Ltd.	1,200	11,813
Mory Industries, Inc.	2,000	13,049
MOS Food Services, Inc.	100	2,713
MrMax Holdings Ltd.	1,200	6,159
MS&AD Insurance Group Holdings, Inc.	32,300	759,454
Murata Manufacturing Co. Ltd.	43,585	903,198
Musashi Seimitsu Industry Co. Ltd. (x)	1,100	17,935
Musashino Bank Ltd. (The) (x)	300	9,308
Nabtesco Corp. (x)	3,800	90,924
NAC Co. Ltd.	800	2,794
Nachi-Fujikoshi Corp.	500	13,885
Nagaileben Co. Ltd.	1,200	13,767
Nagano Keiki Co. Ltd.	800	12,416
Nagase & Co. Ltd.	2,200	53,427
Nagawa Co. Ltd.	400	16,496
Nagoya Railroad Co. Ltd. (x)	5,400	57,985
Nakabayashi Co. Ltd.	1,000	3,735
Nakamuraya Co. Ltd.	300	5,889
Nakayama Steel Works Ltd.	600	2,360
Namura Shipbuilding Co. Ltd. (x)	1,024	23,142
Nankai Electric Railway Co. Ltd.	1,300	24,645
Nanto Bank Ltd. (The) (x)	1,100	41,854
Natori Co. Ltd.	600	7,293
NEC Capital Solutions Ltd.	300	7,718
NEC Corp.	33,100	1,122,070
Net Protections Holdings, Inc.*	100	336
Neturen Co. Ltd.	1,700	13,837
Nexon Co. Ltd. (x)	12,100	295,625
Nextage Co. Ltd.	2,000	35,304
NGK Insulators Ltd.	3,700	79,154
NH Foods Ltd.	2,200	92,093
NHK Spring Co. Ltd.	3,800	61,073

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Nichias Corp.	1,500	$64,888
Nichiban Co. Ltd.	500	6,374
Nichicon Corp.	700	7,311
Nichiha Corp.	1,200	25,013
Nichirei Corp.	4,600	54,798
Nichireki Group Co. Ltd.	1,000	15,603
Nifco, Inc.	2,300	71,126
Nihon Dempa Kogyo Co. Ltd.	900	5,872
Nihon Kohden Corp. (x)	5,200	55,871
Nihon M&A Center Holdings, Inc.	7,200	33,132
Nihon Nohyaku Co. Ltd.	2,000	12,947
Nihon Parkerizing Co. Ltd.	3,100	28,162
Nihon Trim Co. Ltd.	200	6,422
Nikko Co. Ltd.	1,000	5,050
Nikkon Holdings Co. Ltd. (x)	2,800	60,884
Nikon Corp. (x)	8,300	92,411
Nintendo Co. Ltd.	30,900	2,090,050
Nippon Air Conditioning Services Co. Ltd.	1,200	9,883
Nippon Beet Sugar Manufacturing Co. Ltd.	700	17,116
Nippon Carbide Industries Co., Inc.	300	4,907
Nippon Carbon Co. Ltd.	600	16,911
Nippon Ceramic Co. Ltd.	800	19,229
Nippon Chemical Industrial Co. Ltd.	400	7,076
Nippon Chemi-Con Corp.*	700	6,480
Nippon Coke & Engineering Co. Ltd.*	10,000	6,895
Nippon Concrete Industries Co. Ltd.	1,000	2,126
Nippon Denko Co. Ltd. (x)	5,000	11,427
Nippon Densetsu Kogyo Co. Ltd.	400	8,452
Nippon Electric Glass Co. Ltd. (x)	1,800	70,729
Nippon Express Holdings, Inc.	5,200	111,244
Nippon Fine Chemical Co. Ltd.	1,000	18,220
Nippon Gas Co. Ltd.	3,300	62,581
Nippon Hume Corp. (x)	2,000	19,395
Nippon Kanzai Holdings Co. Ltd.	800	14,219
Nippon Kayaku Co. Ltd.	5,000	53,674
Nippon Light Metal Holdings Co. Ltd.	1,480	24,093
Nippon Paint Holdings Co. Ltd. (x)	22,900	153,139
Nippon Paper Industries Co. Ltd.	2,800	20,789
Nippon Parking Development Co. Ltd.	13,000	21,578
Nippon Sanso Holdings Corp. (x)	4,800	143,044
Nippon Seisen Co. Ltd.	1,000	7,629
Nippon Sharyo Ltd.	400	9,665
Nippon Sheet Glass Co. Ltd.*	3,800	14,313
Nippon Shinyaku Co. Ltd.	1,700	61,319
Nippon Shokubai Co. Ltd.	4,000	51,213
Nippon Signal Co. Ltd.	2,800	23,417
Nippon Soda Co. Ltd.	800	18,488
Nippon Steel Corp. (x)	134,075	549,345
Nippon Television Holdings, Inc.	4,100	99,595
Nippon Thompson Co. Ltd. (x)	4,000	20,863
Nippon Yakin Kogyo Co. Ltd.	650	18,777
Nippon Yusen KK (x)	10,100	327,425
Nipro Corp. (x)	4,700	44,318
Nishimatsu Construction Co. Ltd. (x)	900	32,842
Nishimatsuya Chain Co. Ltd. (x)	700	9,157
Nishi-Nippon Financial Holdings, Inc.	4,000	81,997
Nishi-Nippon Railroad Co. Ltd.	1,100	19,635
Nissan Chemical Corp.	1,900	65,052
Nissan Motor Co. Ltd. (x)*	68,720	171,142
Nissan Shatai Co. Ltd.	900	5,820
Nissei Plastic Industrial Co. Ltd.	1,000	5,624
Nissha Co. Ltd.	2,200	17,556
Nisshin Group Holdings Co. Ltd.	2,600	12,416
Nisshin Seifun Group, Inc.	5,605	68,774
Nisshinbo Holdings, Inc. (x)	4,468	37,395
Nissin Foods Holdings Co. Ltd. (x)	6,200	115,241
Nissui Corp.	6,400	46,742
Niterra Co. Ltd.	4,000	175,970
Nitori Holdings Co. Ltd. (x)	10,000	175,083
Nitta Corp.	1,100	29,600
Nittetsu Mining Co. Ltd.	3,000	42,843
Nitto Boseki Co. Ltd.	300	19,535
Nitto Denko Corp.	16,300	386,584
Nitto Fuji Flour Milling Co. Ltd.	200	9,027
Nitto Kogyo Corp. (x)	300	7,881
Nitto Kohki Co. Ltd.	700	8,227
Nitto Seiko Co. Ltd.	1,000	4,533
Nittoc Construction Co. Ltd.	750	6,210
NOF Corp.	6,600	126,868
Nohmi Bosai Ltd.	1,000	24,642
Nojima Corp.	5,400	41,024
NOK Corp.	800	14,341
Nomura Co. Ltd.	4,000	33,938
Nomura Holdings, Inc.	85,700	711,796
Nomura Micro Science Co. Ltd. (x)	1,100	20,920
Nomura Real Estate Holdings, Inc.	14,000	86,427
Nomura Research Institute Ltd.	9,609	369,355
Noritsu Koki Co. Ltd.	700	8,299
Noritz Corp.	100	1,274
North Pacific Bank Ltd.	5,100	27,610
NPR-RIKEN Corp.	1,208	27,879
NS Solutions Corp. (x)	2,000	56,461
NS United Kaiun Kaisha Ltd. (x)	400	15,577
NSD Co. Ltd.	2,260	49,979
NSK Ltd.	9,100	56,689
NSW, Inc.	400	6,458
NTN Corp. (x)	13,000	30,508
NTT, Inc.	1,372,500	1,381,788
Nxera Pharma Co. Ltd. (x)*	2,700	14,255
Obara Group, Inc. (x)	800	19,561
Obayashi Corp.	17,300	361,043
OBIC Business Consultants Co. Ltd.	600	32,379
Obic Co. Ltd.	9,400	295,370
Odakyu Electric Railway Co. Ltd.	7,899	86,131
Oenon Holdings, Inc. (x)	3,000	9,748
Ogaki Kyoritsu Bank Ltd. (The) (x)	1,600	47,906
Ohara, Inc.	400	2,633
Ohashi Technica, Inc.	1,200	9,224
Ohsho Food Service Corp.	600	12,315
Oiles Corp.	1,560	23,414
Oisix ra daichi, Inc. (x)	2,200	20,969
Oita Bank Ltd. (The)	700	29,003
Oji Holdings Corp.	21,500	118,069
Okabe Co. Ltd.	2,700	16,599
Okamura Corp.	1,700	24,886
Okasan Securities Group, Inc.	6,000	28,805
Oki Electric Industry Co. Ltd.	3,600	45,621

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Okinawa Electric Power Co., Inc. (The)	2,273	$16,180
OKUMA Corp. (x)	600	13,904
Okumura Corp.	300	11,855
Okura Industrial Co. Ltd. (x)	600	18,635
Okuwa Co. Ltd.	1,000	5,395
Olympus Corp.	27,400	347,135
Omron Corp. (x)	4,800	121,348
Ono Pharmaceutical Co. Ltd.	9,800	135,920
Onoken Co. Ltd.	1,000	9,129
Onward Holdings Co. Ltd.	1,000	4,692
Open House Group Co. Ltd.	1,400	82,245
Open Up Group, Inc.	3,000	35,297
Optex Group Co. Ltd. (x)	1,600	26,098
Optorun Co. Ltd.	1,000	12,194
Oracle Corp.	1,000	84,206
Organo Corp. (x)	700	57,894
Orient Corp.	1,650	11,218
Oriental Land Co. Ltd. (x)	30,000	555,126
Oriental Shiraishi Corp.	450	1,189
ORIX Corp.	28,000	814,045
Osaka Gas Co. Ltd.	9,500	329,322
Osaka Soda Co. Ltd.	500	6,914
Osaka Steel Co. Ltd. (x)	800	14,193
OSAKA Titanium Technologies Co. Ltd. (x)	1,100	13,209
Osaki Electric Co. Ltd.	1,000	7,929
OSG Corp. (x)	2,200	32,107
Otsuka Corp.	5,100	105,230
Otsuka Holdings Co. Ltd. (x)	10,900	617,439
Oyo Corp.	1,200	21,489
Pacific Industrial Co. Ltd.	2,000	41,305
Pacific Metals Co. Ltd.	899	13,005
Pack Corp. (The)	2,700	22,253
PAL GROUP Holdings Co. Ltd.	1,600	20,797
PALTAC Corp.	1,050	32,337
Pan Pacific International Holdings Corp.	55,500	330,328
Panasonic Holdings Corp.	58,385	754,227
Park24 Co. Ltd.	4,000	53,371
Pasona Group, Inc.	1,000	12,928
Pegasus Co. Ltd.	1,200	5,952
Penta-Ocean Construction Co. Ltd. (x)	2,700	27,157
PeptiDream, Inc.*	3,500	37,013
Persol Holdings Co. Ltd.	47,100	87,380
Pharma Foods International Co. Ltd.	700	3,034
PIA Corp.*	300	5,089
Pigeon Corp. (x)	4,300	44,238
PILLAR Corp. (x)	1,000	30,612
Pilot Corp.	1,100	34,221
Piolax, Inc.	1,500	16,586
Pola Orbis Holdings, Inc.	3,000	24,936
Premium Group Co. Ltd.	600	7,423
Press Kogyo Co. Ltd.	5,000	25,919
Prima Meat Packers Ltd.	1,400	23,819
Procrea Holdings, Inc.	1,176	16,359
Pronexus, Inc.	1,300	9,511
PS Construction Co. Ltd.	800	14,622
Raito Kogyo Co. Ltd.	800	17,288
Raiznext Corp.	200	3,106
Raksul, Inc.	2,200	24,803
Rakus Co. Ltd.	4,000	26,558
Rakuten Bank Ltd.*	1,900	83,841
Rakuten Group, Inc. (x)*	38,900	249,333
Rasa Corp.	500	5,813
Rasa Industries Ltd.	400	16,011
Recruit Holdings Co. Ltd.	37,200	2,101,050
Relo Group, Inc.	3,600	39,427
Renaissance, Inc.	500	3,463
Renesas Electronics Corp. (x)*	43,200	590,194
Rengo Co. Ltd.	300	2,328
RENOVA, Inc.*	2,800	12,245
Resona Holdings, Inc.	60,600	577,603
Resonac Holdings Corp. (x)	5,000	208,312
Resorttrust, Inc.	3,800	47,609
Restar Corp.	700	12,490
Rheon Automatic Machinery Co. Ltd.	1,000	9,282
Ricoh Co. Ltd. (x)	13,100	114,909
Riken Keiki Co. Ltd.	700	14,300
Riken Technos Corp.	2,000	19,599
Ringer Hut Co. Ltd.	900	13,152
Rinnai Corp.	2,200	55,618
Riso Kagaku Corp.	800	6,374
Riso Kyoiku Group Corp.	3,900	5,004
Rock Field Co. Ltd. (x)	1,200	10,312
Rohm Co. Ltd. (x)	9,600	136,057
Rohto Pharmaceutical Co. Ltd.	4,800	80,531
Rorze Corp.	1,100	15,787
Round One Corp. (x)	4,900	35,036
Royal Holdings Co. Ltd. (x)	3,600	30,291
Ryobi Ltd.	1,400	24,489
Ryoden Corp.	500	11,523
Ryohin Keikaku Co. Ltd.	12,400	220,230
Ryoyo Ryosan Holdings, Inc.	1,224	24,263
S Foods, Inc.	500	8,689
Sagami Holdings Corp.	1,000	12,117
Saibu Gas Holdings Co. Ltd.	1,300	18,715
Saizeriya Co. Ltd.	600	20,991
Sakai Chemical Industry Co. Ltd. (x)	800	16,241
Sakai Heavy Industries Ltd.	400	5,350
Sakai Moving Service Co. Ltd.	800	14,642
Sakata INX Corp. (x)	2,000	30,248
Sakata Seed Corp. (x)	1,100	29,986
Sakura Internet, Inc. (x)	1,000	17,748
Sala Corp.	1,000	7,240
San Holdings, Inc.	800	7,651
San ju San Financial Group, Inc.	990	27,841
San-A Co. Ltd.	1,600	30,266
San-Ai Obbli Co. Ltd.	2,000	26,966
Sangetsu Corp.	1,800	35,738
San-In Godo Bank Ltd. (The)	3,400	32,320
Sanix Holdings, Inc.*	1,800	2,459
Sanken Electric Co. Ltd. (x)*	400	14,757
Sanki Engineering Co. Ltd. (x)	1,400	51,302
Sankyo Co. Ltd.	6,400	103,820
Sankyo Seiko Co. Ltd.	2,000	8,938
Sankyo Tateyama, Inc.	1,700	6,902
Sankyu, Inc.	800	43,187
Sanoh Industrial Co. Ltd.	1,400	7,669

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Sanrio Co. Ltd. (x)	4,200	$131,840
Sansan, Inc.*	1,100	12,177
Santen Pharmaceutical Co. Ltd.	10,700	111,071
Sanwa Holdings Corp.	5,300	138,015
Sanyo Chemical Industries Ltd.	600	19,995
Sanyo Shokai Ltd.	600	14,900
Sapporo Holdings Ltd. (x)	9,000	96,872
Sato Corp.	1,200	18,394
Sato Shoji Corp.	1,000	14,383
Satori Electric Co. Ltd.	900	10,790
Sawai Group Holdings Co. Ltd. (x)	2,400	36,144
SBI ARUHI Corp.	2,100	12,066
SBI Holdings, Inc.	16,320	351,634
SCREEN Holdings Co. Ltd. (x)	1,900	184,857
Scroll Corp.	1,700	14,543
Secom Co. Ltd.	9,400	334,437
Sega Sammy Holdings, Inc.	5,000	78,141
Seibu Holdings, Inc.	5,600	153,871
Seikagaku Corp.	2,400	10,894
Seikitokyu Kogyo Co. Ltd. (x)	600	6,316
Seiko Epson Corp.	6,800	86,085
Seiko Group Corp.	100	4,648
Seino Holdings Co. Ltd. (x)	1,300	19,553
Seiren Co. Ltd. (x)	1,300	25,396
Sekisui Chemical Co. Ltd.	10,000	168,220
Sekisui House Ltd. (x)	15,300	341,671
Sekisui Jushi Corp.	1,000	13,604
Sekisui Kasei Co. Ltd.*	1,000	2,554
Senko Group Holdings Co. Ltd.	4,000	49,885
Senshu Ikeda Holdings, Inc.	6,880	34,743
Senshukai Co. Ltd. (x)*	2,200	2,879
Seven & i Holdings Co. Ltd.	58,208	836,294
Seven Bank Ltd.	4,200	8,181
SG Holdings Co. Ltd. (x)	7,400	67,722
Sharp Corp. (x)*	8,300	40,843
Shibaura Mechatronics Corp.	600	72,549
Shibusawa Logistics Corp.	2,400	19,535
Shibuya Corp.	700	15,373
SHIFT, Inc. (x)*	4,400	27,584
Shiga Bank Ltd. (The) (x)	200	9,168
Shikoku Bank Ltd. (The)	1,600	17,957
Shikoku Electric Power Co., Inc.	2,700	26,726
Shikoku Kasei Holdings Corp. (x)	1,000	17,524
Shima Seiki Manufacturing Ltd.	900	5,792
Shimadaya Corp.	600	6,722
Shimadzu Corp.	6,900	183,601
Shimamura Co. Ltd.	1,500	97,868
Shimano, Inc. (x)	2,200	232,233
Shimizu Bank Ltd. (The)	400	6,208
Shimizu Corp.	13,300	226,577
Shimojima Co. Ltd.	800	6,925
Shin Nippon Air Technologies Co. Ltd.	200	4,016
Shin Nippon Biomedical Laboratories Ltd.	700	7,472
Shinagawa Refra Co. Ltd. (x)	1,500	20,253
Shindengen Electric Manufacturing Co. Ltd.	400	8,580
Shin-Etsu Chemical Co. Ltd.	43,500	1,353,265
Shin-Etsu Polymer Co. Ltd.	100	1,278
Shinko Shoji Co. Ltd.	2,200	15,000
Shinmaywa Industries Ltd.	1,800	22,017
Shinnihon Corp.	1,600	20,787
Shinsho Corp.	900	14,542
Shinwa Co. Ltd.	600	11,874
Shionogi & Co. Ltd.	17,200	311,959
Ship Healthcare Holdings, Inc.	3,100	51,940
Shiseido Co. Ltd. (x)	9,800	142,520
Shizuoka Financial Group, Inc. (x)	10,500	163,023
Shizuoka Gas Co. Ltd. (x)	3,000	22,983
SHO-BOND Holdings Co. Ltd.	800	6,762
Shochiku Co. Ltd. (x)	400	30,312
Shoei Co. Ltd.	1,600	18,151
Showa Sangyo Co. Ltd.	1,000	19,248
Siix Corp.	1,400	11,699
Simplex Holdings, Inc.	3,200	21,471
Sinanen Holdings Co. Ltd.	400	16,088
Sinfonia Technology Co. Ltd. (x)	600	34,742
Sinko Industries Ltd.	600	5,424
Sintokogio Ltd.	2,600	18,043
SKY Perfect JSAT Holdings, Inc.	3,600	45,827
Skylark Holdings Co. Ltd. (x)	6,800	146,080
SMC Corp.	19,500	6,779,686
SMK Corp.	300	5,054
SMS Co. Ltd.	2,800	24,132
Socionext, Inc. (x)	4,700	65,696
Soda Nikka Co. Ltd.	1,000	6,914
SoftBank Corp.	807,500	1,107,323
SoftBank Group Corp.	94,048	2,641,798
Sojitz Corp.	5,900	183,320
Sompo Holdings, Inc.	22,450	764,768
Sony Financial Group, Inc.*	173,000	183,338
Sony Group Corp.	168,700	4,333,815
Sotetsu Holdings, Inc.	1,100	19,789
SPK Corp.	400	6,055
S-Pool, Inc.	3,800	6,623
Square Enix Holdings Co. Ltd.	7,800	142,391
SRA Holdings	600	20,110
ST Corp.	600	5,803
St Marc Holdings Co. Ltd.	800	13,774
Stanley Electric Co. Ltd. (x)	3,700	72,706
Starzen Co. Ltd.	2,400	19,229
Stella Chemifa Corp.	500	14,013
Strike Co. Ltd. (x)	700	18,412
Studio Alice Co. Ltd.	500	6,429
Subaru Corp.	15,600	338,113
Sugi Holdings Co. Ltd.	3,000	70,576
Sugimoto & Co. Ltd.	1,200	10,725
SUMCO Corp. (x)	10,700	98,024
Sumida Corp. (x)	700	5,112
Sumiseki Holdings, Inc.	1,000	3,384
Sumitomo Bakelite Co. Ltd.	1,300	42,849
Sumitomo Chemical Co. Ltd.	44,800	127,444
Sumitomo Corp.	31,680	1,094,562
Sumitomo Electric Industries Ltd.	18,400	742,978
Sumitomo Forestry Co. Ltd. (x)	11,900	121,894
Sumitomo Heavy Industries Ltd. (x)	2,500	66,219
Sumitomo Metal Mining Co. Ltd.	6,500	263,793
Sumitomo Mitsui Financial Group, Inc.	102,050	3,284,181
Sumitomo Mitsui Trust Group, Inc.	17,382	530,093
Sumitomo Osaka Cement Co. Ltd. (x)	200	4,852

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Sumitomo Pharma Co. Ltd.*	4,700	$69,552
Sumitomo Realty & Development Co. Ltd.	13,600	341,389
Sumitomo Rubber Industries Ltd. (x)	4,484	69,089
Sumitomo Seika Chemicals Co. Ltd.	400	13,790
Sumitomo Warehouse Co. Ltd. (The)	1,800	40,794
Sun Frontier Fudousan Co. Ltd.	1,000	15,322
Sundrug Co. Ltd.	1,400	38,486
Suntory Beverage & Food Ltd. (x)	3,800	114,674
Sun-Wa Technos Corp.	600	11,369
Suruga Bank Ltd.	2,100	22,912
Suzuden Corp.	300	3,225
Suzuken Co. Ltd.	1,990	77,890
Suzuki Motor Corp.	35,900	535,039
SWCC Corp.	500	33,006
Sysmex Corp.	12,900	127,032
Systena Corp.	4,900	16,079
T Hasegawa Co. Ltd.	1,600	28,784
T RAD Co. Ltd.	400	20,965
T&D Holdings, Inc.	13,700	316,174
Tachibana Eletech Co. Ltd.	840	16,490
Tachi-S Co. Ltd.	1,600	21,277
Tadano Ltd. (x)	600	4,064
Taihei Dengyo Kaisha Ltd. (x)	1,500	20,713
Taiheiyo Cement Corp.	3,278	81,259
Taiho Kogyo Co. Ltd.	800	4,168
Taiko Pharmaceutical Co. Ltd.*	1,200	2,283
Taisei Corp.	4,000	378,830
Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	300	5,085
Taiyo Holdings Co. Ltd.	600	18,241
Taiyo Yuden Co. Ltd. (x)	2,700	61,019
Takachiho Koheki Co. Ltd. (x)	1,000	13,528
Takamatsu Construction Group Co. Ltd.	1,000	25,632
Takaoka Toko Co. Ltd.	400	9,934
Takara & Co. Ltd.	700	21,048
Takara Holdings, Inc. (x)	1,400	14,363
Takara Standard Co. Ltd.	200	3,723
Takasago Thermal Engineering Co. Ltd.	2,200	62,289
Takashimaya Co. Ltd. (x)	6,800	71,260
Take And Give Needs Co. Ltd.	600	2,976
Takeda Pharmaceutical Co. Ltd.	43,600	1,345,799
Takeuchi Manufacturing Co. Ltd. (x)	900	38,783
Takuma Co. Ltd.	1,300	20,557
Tamron Co. Ltd. (x)	3,200	21,124
Tamura Corp.	3,000	11,625
Tanseisha Co. Ltd.	1,950	19,632
Tayca Corp.	1,000	7,884
TBS Holdings, Inc.	2,500	92,234
TDC Soft, Inc.	1,600	13,933
TDK Corp.	45,100	636,594
TechMatrix Corp.	300	4,476
Teijin Ltd.	5,200	44,999
Teikoku Electric Manufacturing Co. Ltd.	800	15,679
Teikoku Sen-I Co. Ltd.	1,000	21,067
Teikoku Tsushin Kogyo Co. Ltd.	400	6,828
Tekken Corp.	800	23,212
TerraSky Co. Ltd. (x)*	1,100	14,993
Terumo Corp.	32,600	472,434
THK Co. Ltd. (x)	2,800	71,627
TIS, Inc.	5,600	187,942
Toa Corp./Hyogo	1,000	10,227
Toa Corp./Tokyo	600	10,844
Toa Road Corp.	2,000	21,872
Toagosei Co. Ltd. (x)	600	6,288
TOBISHIMA HOLDINGS, Inc.	800	12,033
Tobu Railway Co. Ltd. (x)	4,200	70,800
TOC Co. Ltd.	4,700	25,384
Tocalo Co. Ltd.	2,400	34,076
Tochigi Bank Ltd. (The)	6,000	27,809
Toda Corp.	4,500	36,370
Toda Kogyo Corp.*	100	734
Toei Co. Ltd.	1,000	34,857
Toenec Corp.	1,000	12,379
Toho Bank Ltd. (The)	10,000	34,538
Toho Co. Ltd. (x)	3,100	157,929
Toho Co. Ltd./Kobe	400	9,959
Toho Gas Co. Ltd.	2,000	59,538
Toho Holdings Co. Ltd. (x)	1,900	56,622
Toho Titanium Co. Ltd. (x)	2,100	17,737
Toho Zinc Co. Ltd.*	700	4,616
Tohoku Electric Power Co., Inc. (x)	11,000	80,969
Tokai Carbon Co. Ltd. (x)	6,400	39,600
TOKAI Holdings Corp.	2,400	16,563
Tokai Rika Co. Ltd.	500	9,943
Token Corp.	120	11,246
Tokio Marine Holdings, Inc.	47,200	1,752,824
Tokushu Tokai Paper Co. Ltd.	2,400	24,208
Tokuyama Corp.	2,200	57,907
Tokyo Century Corp.	2,200	28,490
Tokyo Electric Power Co. Holdings, Inc.*	41,700	174,983
Tokyo Electron Device Ltd.	1,200	26,009
Tokyo Electron Ltd.	10,300	2,256,742
Tokyo Energy & Systems, Inc.	1,000	11,702
Tokyo Gas Co. Ltd.	9,300	368,402
Tokyo Keiki, Inc. (x)	800	27,324
Tokyo Kiraboshi Financial Group, Inc.	351	19,495
Tokyo Metro Co. Ltd. (x)	9,600	97,722
Tokyo Ohka Kogyo Co. Ltd. (x)	2,800	103,749
Tokyo Rope Manufacturing Co. Ltd.	800	8,304
Tokyo Sangyo Co. Ltd.	1,000	6,359
Tokyo Seimitsu Co. Ltd.	1,200	85,074
Tokyo Steel Manufacturing Co. Ltd. (x)	1,300	12,250
Tokyo Tatemono Co. Ltd. (x)	3,891	88,084
Tokyo Tekko Co. Ltd. (x)	400	15,781
Tokyotokeiba Co. Ltd.	800	29,009
Tokyu Construction Co. Ltd.	1,040	8,691
Tokyu Corp.	12,600	147,204
Tokyu Fudosan Holdings Corp. (x)	15,400	140,492
Tomen Devices Corp.	100	8,446
Tomoe Engineering Co. Ltd.	1,200	13,705
Tomoku Co. Ltd.	800	18,029
TOMONY Holdings, Inc.	2,500	12,513
Tomy Co. Ltd.	2,100	36,969
TOPPAN Holdings, Inc.	5,700	169,610

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Topy Industries Ltd.	1,000	$19,759
Toray Industries, Inc. (x)	36,300	236,376
Toridoll Holdings Corp.	1,200	32,467
Toshiba TEC Corp.	600	10,495
Tosoh Corp.	6,500	97,600
Totetsu Kogyo Co. Ltd.	1,000	29,016
TOTO Ltd.	3,000	83,006
Toukei Computer Co. Ltd. (x)	400	10,317
Tow Co. Ltd.	1,200	2,873
Towa Bank Ltd. (The)	1,300	8,938
Towa Corp. (x)	2,100	28,824
Towa Pharmaceutical Co. Ltd. (x)	200	4,648
Toyo Corp.	1,600	17,926
Toyo Engineering Corp. (x)	1,600	31,461
Toyo Kanetsu KK	1,200	19,007
Toyo Securities Co. Ltd.	4,000	16,496
Toyo Seikan Group Holdings Ltd.	2,700	65,949
Toyo Suisan Kaisha Ltd.	2,500	171,572
Toyo Tanso Co. Ltd.	700	21,540
Toyo Tire Corp.	3,000	83,025
Toyobo Co. Ltd.	1,700	13,675
Toyoda Gosei Co. Ltd.	600	15,103
Toyota Boshoku Corp. (x)	1,800	28,878
Toyota Industries Corp. (x)	4,400	500,000
Toyota Motor Corp.	259,940	5,569,195
Toyota Tsusho Corp.	15,600	525,245
TPR Co. Ltd.	3,000	24,725
Transcosmos, Inc.	100	2,477
TRE Holdings Corp.	100	1,027
Trend Micro, Inc. (x)*	2,700	112,075
Tri Chemical Laboratories, Inc. (x)	1,300	22,491
Trusco Nakayama Corp. (x)	1,400	21,486
TS Tech Co. Ltd.	2,100	24,681
Tsubakimoto Chain Co. (x)	2,700	39,869
Tsubakimoto Kogyo Co. Ltd.	600	11,047
Tsukishima Holdings Co. Ltd.	100	1,802
Tsukuba Bank Ltd.	5,400	14,341
Tsumura & Co.	1,500	39,042
Tsuruha Holdings, Inc. (x)	8,220	151,029
Tsutsumi Jewelry Co. Ltd.	500	8,133
TV Asahi Holdings Corp.	900	19,133
Tv Tokyo Holdings Corp.	500	14,620
UACJ Corp.	1,704	23,095
UBE Corp.	3,000	49,240
Uchida Yoko Co. Ltd.	400	27,400
Ulvac, Inc.	1,200	54,239
Unicharm Corp. (x)	29,900	170,841
Unipres Corp.	1,600	13,095
United Arrows Ltd.	1,100	17,247
United Super Markets Holdings, Inc.	380	2,193
Unitika Ltd.*	2,900	5,350
Ushio, Inc. (x)	1,700	27,187
USS Co. Ltd.	11,400	124,960
UT Group Co. Ltd.	24,000	30,490
Valor Holdings Co. Ltd.	500	10,757
Vision, Inc.	500	4,127
Visional, Inc.*	700	44,733
Vital KSK Holdings, Inc.	2,300	20,116
Wacoal Holdings Corp.	800	22,564
Wacom Co. Ltd.	1,300	6,714
Warabeya Nichiyo Holdings Co. Ltd.	700	14,680
WATAMI Co. Ltd.	1,400	8,634
Weathernews, Inc.	600	15,073
West Japan Railway Co.	13,400	267,418
W-Scope Corp.*	3,400	3,256
Xebio Holdings Co. Ltd.	1,400	9,563
YAC Holdings Co. Ltd.	1,000	6,729
Yahagi Construction Co. Ltd.	1,700	25,320
Yakult Honsha Co. Ltd. (x)	7,000	109,420
YAMABIKO Corp.	200	3,795
Yamada Holdings Co. Ltd.	9,472	31,414
Yamagata Bank Ltd. (The)	1,400	17,286
Yamaguchi Financial Group, Inc.	4,300	58,279
Yamaha Corp. (x)	8,900	62,074
Yamaha Motor Co. Ltd. (x)	24,000	177,656
Yamaichi Electronics Co. Ltd.	1,200	44,816
YA-MAN Ltd. (x)	3,200	15,567
Yamatane Corp.	1,200	18,049
Yamato Holdings Co. Ltd. (x)	6,800	95,896
Yamato Kogyo Co. Ltd.	1,100	75,070
Yamaura Corp.	500	4,740
Yamazaki Baking Co. Ltd. (x)	2,900	60,966
Yaskawa Electric Corp. (x)	5,600	170,031
Yasuda Logistics Corp.	1,000	14,051
Yellow Hat Ltd.	1,500	15,705
Yodoko Ltd. (x)	4,500	39,099
Yokogawa Bridge Holdings Corp. (x)	100	1,931
Yokogawa Electric Corp.	5,000	160,112
Yokohama Financial Group, Inc.	25,446	210,128
Yokohama Rubber Co. Ltd. (The) (x)	2,800	107,556
Yokorei Co. Ltd.	2,600	20,931
Yokowo Co. Ltd.	1,000	14,409
Yomeishu Seizo Co. Ltd.	500	17,492
Yondenko Corp.	1,200	11,936
Yondoshi Holdings, Inc.	900	10,273
Yorozu Corp.	700	4,491
Yoshinoya Holdings Co. Ltd. (x)	1,400	27,448
Yurtec Corp.	300	5,273
Yushin Co.	1,200	5,447
Yushiro, Inc.	600	10,744
Zacros Corp.	3,600	26,545
Zenkoku Hosho Co. Ltd. (x)	1,600	31,879
Zenrin Co. Ltd.	2,550	17,142
Zensho Holdings Co. Ltd.	3,200	183,350
Zeon Corp.	4,300	49,124
Zeria Pharmaceutical Co. Ltd.	1,100	14,740
Zojirushi Corp.	1,800	17,995
ZOZO, Inc. (x)	8,200	67,583
Zuken, Inc.	800	24,949

		168,563,798

Luxembourg (0.5%)
Eurofins Scientific SE (x)	67,669	4,962,336

Mexico (0.5%)
Fomento Economico Mexicano SAB de CV (ADR)	46,000	4,649,220
Fresnillo plc	9,528	428,195

		5,077,415

Netherlands (5.2%)
Adyen NV (m)*	1,501	2,425,466

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Akzo Nobel NV	92,787	$6,455,362
Argenx SE*	3,054	2,572,639
ASML Holding NV	19,245	20,839,050
ASML Holding NV (Registered) (ADR)	3,640	3,894,290
ASR Nederland NV (x)	68,800	4,901,355
IMCD NV (x)	35,800	3,253,861
ING Groep NV	149,811	4,227,150
Koninklijke Ahold Delhaize NV	98,571	4,039,363
Wolters Kluwer NV	11,528	1,196,804

		53,805,340

New Zealand (0.1%)
a2 Milk Co. Ltd. (The)	26,011	159,871
Auckland International Airport Ltd. (x)	6,589	31,704
Chorus Ltd.	14,715	79,837
Fisher & Paykel Healthcare Corp. Ltd.	7,356	160,280
Fletcher Building Ltd.*	17,976	37,428
Xero Ltd.*	5,481	417,056

		886,176

Nigeria (0.0%)†
Airtel Africa plc (m)	27,180	130,136

South Africa (0.2%)
Anglo American plc	52,478	2,182,259

South Korea (1.2%)
KB Financial Group, Inc.	71,740	6,210,113
Samsung Electronics Co. Ltd. (Preference) (q)	92,187	5,708,292

		11,918,405

Spain (2.5%)
Banco Bilbao Vizcaya Argentaria SA	285,750	6,733,059
Banco Santander SA	738,031	8,734,054
Iberdrola SA	303,834	6,593,218
Industria de Diseno Textil SA	56,358	3,731,506

		25,791,837

Sweden (0.9%)
Hexagon AB, Class B	459,134	5,460,835
Volvo AB, Class B	123,700	3,975,759

		9,436,594

Switzerland (0.5%)
Cie Financiere Richemont SA (Registered)	24,000	5,212,978

United Kingdom (15.3%)
3i Group plc	45,368	1,995,448
Admiral Group plc	12,600	539,417
Ashtead Group plc	140,378	9,623,858
Associated British Foods plc	14,477	415,069
AstraZeneca plc	72,168	13,414,754
AstraZeneca plc (ADR)	45,300	4,164,429
Auto Trader Group plc (m)	44,988	355,602
Aviva plc	152,851	1,410,107
BAE Systems plc	144,757	3,344,446
Barclays plc	679,152	4,357,146
Barratt Redrow plc	67,024	344,305
Beazley plc	30,938	346,968
Berkeley Group Holdings plc	4,862	255,858
British American Tobacco plc	95,437	5,421,071
BT Group plc	283,196	702,582
Bunzl plc	154,964	4,336,426
Centrica plc	232,281	530,866
Coca-Cola Europacific Partners plc	10,166	938,673
Compass Group plc	81,683	2,602,873
Convatec Group plc (m)	84,268	276,249
Croda International plc	6,948	252,402
DCC plc (x)	4,932	307,807
Diageo plc	242,249	5,236,062
Diploma plc	6,981	498,262
easyJet plc	34,772	239,323
Entain plc	31,145	321,833
Flutter Entertainment plc, Class DI*	17,793	3,826,207
Games Workshop Group plc	1,688	430,494
Halma plc	18,772	895,246
Hikma Pharmaceuticals plc	7,292	152,353
Hiscox Ltd.	15,431	295,987
Howden Joinery Group plc	27,843	312,445
HSBC Holdings plc	825,931	13,068,076
ICG plc	13,550	375,157
IMI plc	13,320	446,713
Imperial Brands plc	38,128	1,602,999
Informa plc	65,850	784,661
InterContinental Hotels Group plc	7,364	1,038,291
International Consolidated Airlines Group SA	162,713	908,680
Intertek Group plc	51,237	3,194,943
J Sainsbury plc	85,640	375,175
JD Sports Fashion plc	138,958	158,201
Kingfisher plc	92,592	390,279
Land Securities Group plc (REIT)	38,554	323,246
Legal & General Group plc	269,982	953,112
Lloyds Banking Group plc	2,897,268	3,836,638
London Stock Exchange Group plc	23,761	2,867,204
LondonMetric Property plc (REIT)	112,518	287,715
M&G plc	110,708	427,391
Marks & Spencer Group plc	104,763	466,010
Melrose Industries plc	65,423	518,892
National Grid plc	241,045	3,708,923
NatWest Group plc	373,412	3,280,775
Next plc	5,785	1,066,751
Pearson plc	34,336	485,974
Persimmon plc	16,556	303,172
Phoenix Group Holdings plc	36,040	358,035
Reckitt Benckiser Group plc	129,244	10,456,351
RELX plc	88,573	3,605,638
Rentokil Initial plc	653,067	3,939,350
Rightmove plc	40,654	284,739
Rolls-Royce Holdings plc	408,340	6,329,852
Sage Group plc (The)	48,739	711,506
Schroders plc	40,907	224,422
Segro plc (REIT)	66,450	645,271
Severn Trent plc	13,442	505,343
Smith & Nephew plc	44,303	739,610
Smiths Group plc	17,426	552,470
Spirax Group plc	3,743	344,095
SSE plc	58,686	1,723,715
St James’s Place plc	25,555	476,917
Standard Chartered plc	89,344	2,194,257

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Tesco plc	307,820	$1,833,143
Unilever plc	168,564	11,041,554
United Utilities Group plc	34,540	555,905
Vodafone Group plc	911,328	1,214,666
Weir Group plc (The)	13,625	522,691
Whitbread plc	8,875	305,058

		157,578,134

United States (5.1%)
Alcoa Corp. (CRDI)	1,561	83,964
Amcor plc (CHDI)	20,206	169,230
Block, Inc. (CRDI)*	1,701	111,053
BP plc	754,235	4,400,152
CNH Industrial NV	741,200	6,833,864
Experian plc	45,506	2,062,858
GSK plc	194,734	4,789,161
Haleon plc	444,524	2,245,787
James Hardie Industries plc (CHDI)*	13,654	281,378
Life360, Inc. (CRDI) (m)*	8,300	185,723
Light & Wonder, Inc. (CRDI)*	619	65,090
Newmont Corp. (CRDI)	3,851	386,009
News Corp. (CHDI), Class B) (x)	1,221	36,725
Reliance Worldwide Corp. Ltd.	24,282	62,550
ResMed, Inc. (CHDI)	20,882	500,845
Roche Holding AG	7,490	3,103,419
Sanofi SA	96,865	9,416,493
Schneider Electric SE	28,614	7,899,023
Shell plc	278,162	10,273,588
Sims Ltd.	6,752	81,062

		52,987,974

Total Common Stocks (89.1%) (Cost $604,435,565)		917,128,791

CLOSED END FUNDS:
United Kingdom (0.1%)
F&C Investment Trust plc	23,687	399,750
Polar Capital Technology Trust plc*	59,425	371,673
Scottish Mortgage Investment Trust plc	58,354	932,887

		1,704,310

United States (0.1%)
Pershing Square Holdings Ltd.	6,442	420,802

Total Closed End Funds (0.2%) (Cost $1,127,253)		2,125,112

SHORT-TERM INVESTMENTS:
Investment Companies (1.1%)
BlackRock Liquidity FedFund, Institutional Shares 3.65% (7 day yield) (xx)	50,000	50,000
Dreyfus Treasury Obligations Cash Management Fund 3.65% (7 day yield) (xx)	100,000	100,000
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	10,072,388	10,072,388
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.69% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		11,222,388

Total Short-Term Investments (1.1%) (Cost $11,222,388)		11,222,388

Total Investments in Securities (90.4%) (Cost $616,785,206)		930,476,291
Other Assets Less Liabilities (9.6%)		98,301,907

Net Assets (100%)		$1,028,778,198

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025, the market value or fair value, as applicable, of these securities amounted to $7,906,413 or 0.8% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $51,731,528. This was collateralized by $43,343,316 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.750%, maturing 1/15/26 – 8/15/55 and by cash of $11,222,388 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
CRDI	— CREST Depository Interest
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository Interest
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
INR	— India Rupee
JPY	— Japanese Yen
KRW	— Korean Republic Won
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
TWD	— New Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	588	3/2026	EUR	40,362,338	459,129
FTSE 100 Index	187	3/2026	GBP	25,057,946	411,389
SPI 200 Index	68	3/2026	AUD	9,842,878	55,043
TOPIX Index	113	3/2026	JPY	24,624,968	185,868

					1,111,429

Forward Foreign Currency Contracts outstanding as of December 31, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	8,518,942	USD	5,660,771	HSBC Bank plc	3/19/2026	24,786
GBP	6,952,373	USD	9,243,194	HSBC Bank plc	3/19/2026	126,494

Total unrealized appreciation						151,280

JPY	735,404,618	USD	4,730,452	HSBC Bank plc	3/19/2026	(5,845)
USD	10,892,903	EUR	9,321,209	HSBC Bank plc	3/19/2026	(98,971)

Total unrealized depreciation						(104,816)

Net unrealized appreciation						46,464

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 3,853,224, CAD 707, CHF 2,235, DKK 28, EUR 51,119,555, GBP 15,056,635, INR 1, JPY 19,727,635, KRW 2, SEK 67,688, TWD 73 and ZAR 55.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Funds	$—	$2,125,112	$—	$2,125,112
Common Stocks
Australia	—	71,559,116	49,290	71,608,406
Austria	—	271,346	—	271,346
Belgium	—	3,356,768	—	3,356,768
Brazil	—	37,604	—	37,604
Canada	—	62,877	—	62,877
Chile	—	741,708	—	741,708
China	—	13,985,970	—	13,985,970
Denmark	—	7,064,108	—	7,064,108
Finland	—	3,065,117	—	3,065,117
France	—	136,949,989	—	136,949,989
Germany	—	137,682,085	—	137,682,085

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Hong Kong	$—	$7,209,773	$—	$7,209,773
India	—	4,016,686	—	4,016,686
Indonesia	—	5,399,617	—	5,399,617
Italy	2,714,344	23,971,125	—	26,685,469
Ivory Coast	—	457,886	—	457,886
Japan	—	168,563,798	—	168,563,798
Luxembourg	—	4,962,336	—	4,962,336
Mexico	4,649,220	428,195	—	5,077,415
Netherlands	3,894,290	49,911,050	—	53,805,340
New Zealand	—	886,176	—	886,176
Nigeria	—	130,136	—	130,136
South Africa	—	2,182,259	—	2,182,259
South Korea	—	11,918,405	—	11,918,405
Spain	—	25,791,837	—	25,791,837
Sweden	—	9,436,594	—	9,436,594
Switzerland	—	5,212,978	—	5,212,978
United Kingdom	7,990,636	149,587,498	—	157,578,134
United States	6,833,864	46,154,110	—	52,987,974
Forward Currency Contracts	—	151,280	—	151,280
Futures	1,111,429	—	—	1,111,429
Short-Term Investments
Investment Companies	11,222,388	—	—	11,222,388

Total Assets	$38,416,171	$893,273,539	$49,290	$931,739,000

Liabilities:
Forward Currency Contracts	$—	$(104,816)	$—	$(104,816)

Total Liabilities	$—	$(104,816)	$—	$(104,816)

Total	$38,416,171	$893,168,723	$49,290	$931,634,184

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	$151,280
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	1,111,429 *

Total		$1,262,709

	Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	$(104,816)

Total		$(104,816)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(8,942,264)	$(8,942,264)
Equity contracts	(13,253,136)	—	(13,253,136)

Total	$(13,253,136)	$(8,942,264)	$(22,195,400)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$180,855	$180,855
Equity contracts	1,909,922	—	1,909,922

Total	$1,909,922	$180,855	$2,090,777

^ The Portfolio held forward foreign currency contracts and futures contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$92,370,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$64,352,000
Average settlement value sold — in USD	64,760,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2025:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$151,280	$(104,816)	$—	$46,464

Total	$151,280	$(104,816)	$—	$46,464

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$104,816	$(104,816)	$—	$—

Total	$104,816	$(104,816)	$—	$—

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$206,169,946
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$339,975,648

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

During the year ended December 31, 2025, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 3%)*	Net Proceeds of Sales and Redemptions (affiliated 4%)*	Net Realized Gain (Loss)
$6,621,416	$12,680,146	$4,514,122

* Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$337,455,670
Aggregate gross unrealized depreciation	(45,831,605)

Net unrealized appreciation	$291,624,065

Federal income tax cost of investments in securities and derivative instruments, if applicable	$640,010,119

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $616,785,206)	$930,476,291
Cash	9,533,726
Foreign cash (Cost $89,104,711)	89,827,838
Cash held as collateral at broker for futures	6,045,280
Dividends, interest and other receivables	5,265,438
Receivable for securities sold	568,485
Unrealized appreciation on forward foreign currency contracts	151,280
Receivable for Portfolio shares sold	50,868
Due from broker for futures variation margin	20,908
Securities lending income receivable	10,061
Other assets	4,182

Total assets	1,041,954,357

LIABILITIES
Payable for return of collateral on securities loaned	11,222,388
Payable for securities purchased	587,660
Investment management fees payable	512,367
Payable for Portfolio shares repurchased	248,858
Accrued India taxes	132,551
Distribution fees payable – Class IB	127,317
Administrative fees payable	106,912
Unrealized depreciation on forward foreign currency contracts	104,816
Trustees’ fees payable	1,439
Accrued expenses	131,851

Total liabilities	13,176,159

Commitments and contingent liabilities^
NET ASSETS	$1,028,778,198

Net assets were comprised of:
Paid in capital	$765,984,863
Total distributable earnings (loss)	262,793,335

Net assets	$1,028,778,198

Class IB
Net asset value, offering and redemption price per share, $607,506,218 / 40,664,399 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.94

Class K
Net asset value, offering and redemption price per share, $421,271,980 / 28,067,530 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.01

(x)	Includes value of securities on loan of $51,731,528.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $2,467,343 foreign withholding tax)	$26,359,679
Interest	923,587
Securities lending (net)	102,065

Total income	27,385,331

EXPENSES
Investment management fees	5,883,985
Distribution fees – Class IB	1,455,915
Administrative fees	1,237,131
Custodian fees	328,900
Professional fees	143,217
Printing and mailing expenses	62,514
Trustees’ fees	33,307
Miscellaneous	133,790

Total expenses	9,278,759

NET INVESTMENT INCOME (LOSS)	18,106,572

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $56,842 on realized gain on investments)	55,581,401
Futures contracts	(13,253,136)
Forward foreign currency contracts	(8,942,264)
Foreign currency transactions	(789,885)

Net realized gain (loss)	32,596,116

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $91,989 on unrealized appreciation on investments)	173,292,385
Futures contracts	1,909,922
Forward foreign currency contracts	180,855
Foreign currency translations	8,034,803

Net change in unrealized appreciation (depreciation)	183,417,965

NET REALIZED AND UNREALIZED GAIN (LOSS)	216,014,081

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$234,120,653

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,106,572	$18,882,428
Net realized gain (loss)	32,596,116	48,148,895
Net change in unrealized appreciation (depreciation)	183,417,965	(48,921,765)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	234,120,653	18,109,558

Distributions to shareholders:
Class IB	(44,566,195)	(43,867,405)
Class K	(31,832,519)	(32,070,100)

Total distributions to shareholders	(76,398,714)	(75,937,505)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 28,978 shares, respectively ]	—	402,885
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (1,435,306) shares, respectively ]	—	(19,970,867)
Capital shares repurchased [ 0 and (58,836) shares, respectively ]	—	(810,413)

Total Class IA transactions	—	(20,378,395)

Class IB
Capital shares sold [ 1,419,736 and 1,062,364 shares, respectively ]	20,162,953	14,744,524
Capital shares issued in connection with share class combination (Note 1) [ 0 and 1,434,916 shares, respectively ]	—	19,970,867
Capital shares issued in reinvestment of dividends [ 3,010,734 and 3,277,538 shares, respectively ]	44,566,195	43,867,405
Capital shares repurchased [ (6,359,874) and (4,708,003) shares, respectively ]	(91,660,460)	(65,845,462)

Total Class IB transactions	(26,931,312)	12,737,334

Class K
Capital shares sold [ 21,518 and 33,930 shares, respectively ]	314,433	476,353
Capital shares issued in reinvestment of dividends [ 2,140,348 and 2,386,853 shares, respectively ]	31,832,519	32,070,100
Capital shares repurchased [ (4,138,512) and (4,302,105) shares, respectively ]	(60,088,895)	(60,482,180)

Total Class K transactions	(27,941,943)	(27,935,727)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(54,873,255)	(35,576,788)

TOTAL INCREASE (DECREASE) IN NET ASSETS	102,848,684	(93,404,735)
NET ASSETS:
Beginning of year	925,929,514	1,019,334,249

End of year	$1,028,778,198	$925,929,514

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025	2024	2023	2022		2021
Net asset value, beginning of year	$12.73	$13.58	$11.70	$13.90		$13.65

Income (loss) from investment operations:
Net investment income (loss) (e)	0.25	0.25	0.24	0.24		0.25	(aa)
Net realized and unrealized gain (loss)	3.12	(0.01)	1.92	(2.15)		1.13

Total from investment operations	3.37	0.24	2.16	(1.91)		1.38

Less distributions:
Dividends from net investment income	(0.33)	(0.33)	(0.28)	(0.19)		(0.32)
Distributions from net realized gains	(0.83)	(0.76)	—	(0.10)		(0.81)

Total dividends and distributions	(1.16)	(1.09)	(0.28)	(0.29)		(1.13)

Net asset value, end of year	$14.94	$12.73	$13.58	$11.70		$13.90

Total return	26.66%	1.50%	18.52%	(13.63)%		10.35%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$607,506	$542,037	$564,119	$532,672		$660,619
Ratio of expenses to average net assets (f)	1.04%	1.03%	1.03%	1.07	%(g)	1.08	%(g)
Ratio of net investment income (loss) to average net assets (f)	1.72%	1.76%	1.85%	2.02%		1.67	%(bb)
Portfolio turnover rate^	23%	15%	10%	18%		14%

	Year Ended December 31,
Class K	2025	2024	2023	2022		2021
Net asset value, beginning of year	$12.78	$13.64	$11.74	$13.95		$13.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.29	0.29	0.28	0.27		0.28	(aa)
Net realized and unrealized gain (loss)	3.14	(0.02)	1.93	(2.16)		1.15

Total from investment operations	3.43	0.27	2.21	(1.89)		1.43

Less distributions:
Dividends from net investment income	(0.37)	(0.37)	(0.31)	(0.22)		(0.36)
Distributions from net realized gains	(0.83)	(0.76)	—	(0.10)		(0.81)

Total dividends and distributions	(1.20)	(1.13)	(0.31)	(0.32)		(1.17)

Net asset value, end of year	$15.01	$12.78	$13.64	$11.74		$13.95

Total return	27.00%	1.68%	18.90%	(13.45)%		10.65%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$421,272	$383,893	$435,317	$433,140		$467,070
Ratio of expenses to average net assets (f)	0.79%	0.78%	0.78%	0.82	%(g)	0.83	%(g)
Ratio of net investment income (loss) to average net assets (f)	1.98%	2.04%	2.12%	2.23%		1.92	%(bb)
Portfolio turnover rate^	23%	15%	10%	18%		14%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.04% and 0.06% for the years ended December 31, 2022 and 2021, respectively for each class.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.18 and $0.21 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.47% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.1%)
Entertainment (1.4%)
Universal Music Group NV	58,617	$1,531,351
Walt Disney Co. (The)	27,479	3,126,286

		4,657,637

Interactive Media & Services (4.9%)
Alphabet, Inc., Class A	36,039	11,280,207
Meta Platforms, Inc., Class A	7,397	4,882,686

		16,162,893

Media (1.8%)
Charter Communications, Inc., Class A*	16,782	3,503,242
Comcast Corp., Class A	77,600	2,319,464

		5,822,706

Total Communication Services		26,643,236

Consumer Discretionary (5.7%)
Broadline Retail (1.3%)
eBay, Inc.	48,338	4,210,240

Hotels, Restaurants & Leisure (3.2%)
Domino’s Pizza, Inc.	7,613	3,173,251
Restaurant Brands International, Inc.	55,366	3,778,062
Starbucks Corp.	41,500	3,494,715

		10,446,028

Textiles, Apparel & Luxury Goods (1.2%)
NIKE, Inc., Class B	63,699	4,058,263

Total Consumer Discretionary		18,714,531

Consumer Staples (8.3%)
Beverages (2.0%)
Anheuser-Busch InBev SA/NV	47,794	3,083,596
Coca-Cola Co. (The)	49,459	3,457,679

		6,541,275

Consumer Staples Distribution & Retail (1.5%)
Sysco Corp.	67,057	4,941,430

Household Products (3.2%)
Clorox Co. (The)	32,273	3,254,087
Kimberly-Clark Corp.	19,728	1,990,358
Reckitt Benckiser Group plc	63,359	5,125,994

		10,370,439

Tobacco (1.6%)
Philip Morris International, Inc.	33,645	5,396,658

Total Consumer Staples		27,249,802

Energy (6.8%)
Energy Equipment & Services (0.5%)
Tenaris SA	92,732	1,799,237

Oil, Gas & Consumable Fuels (6.3%)
Chevron Corp.	49,138	7,489,123
ConocoPhillips	43,018	4,026,915
EQT Corp.	31,076	1,665,674
Exxon Mobil Corp.	25,354	3,051,100
Suncor Energy, Inc.	103,167	4,576,488

		20,809,300

Total Energy		22,608,537

Financials (20.4%)
Banks (14.1%)
Bank of America Corp.	221,187	12,165,285
Citigroup, Inc.	50,828	5,931,119
Citizens Financial Group, Inc.	92,653	5,411,862
Fifth Third Bancorp	103,435	4,841,792
Huntington Bancshares, Inc.	317,428	5,507,376
M&T Bank Corp.	19,630	3,955,052
Wells Fargo & Co.	95,112	8,864,439

		46,676,925

Capital Markets (2.9%)
Goldman Sachs Group, Inc. (The)	2,265	1,990,935
State Street Corp.	57,627	7,434,459

		9,425,394

Consumer Finance (0.4%)
Capital One Financial Corp.	5,984	1,450,282

Insurance (3.0%)
Allstate Corp. (The)	11,236	2,338,773
American International Group, Inc.	52,005	4,449,028
MetLife, Inc.	37,405	2,952,751

		9,740,552

Total Financials		67,293,153

Health Care (17.8%)
Biotechnology (0.6%)
Regeneron Pharmaceuticals, Inc.	2,419	1,867,154

Health Care Equipment & Supplies (2.6%)
Becton Dickinson & Co.	15,944	3,094,252
GE HealthCare Technologies, Inc.	27,183	2,229,550
Medtronic plc	35,102	3,371,898

		8,695,700

Health Care Providers & Services (6.6%)
CVS Health Corp.	111,072	8,814,674
Elevance Health, Inc.	15,796	5,537,288
Henry Schein, Inc.*	32,829	2,481,216
Humana, Inc.	7,447	1,907,400
UnitedHealth Group, Inc.	9,433	3,113,927

		21,854,505

Life Sciences Tools & Services (1.4%)
ICON plc*	15,454	2,816,028
IQVIA Holdings, Inc.*	7,317	1,649,325

		4,465,353

Pharmaceuticals (6.6%)
AstraZeneca plc	26,796	4,980,902
Bristol-Myers Squibb Co.	40,816	2,201,615
Johnson & Johnson	23,896	4,945,277
Merck & Co., Inc.	49,789	5,240,790
Sanofi SA (ADR)	91,349	4,426,773

		21,795,357

Total Health Care		58,678,069

Industrials (10.5%)
Aerospace & Defense (1.3%)
Textron, Inc.	49,843	4,344,814

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Air Freight & Logistics (2.0%)
FedEx Corp.	23,100	$6,672,666

Building Products (1.5%)
Johnson Controls International plc	42,164	5,049,139

Electrical Equipment (2.4%)
Eaton Corp. plc	11,203	3,568,268
Emerson Electric Co.	31,757	4,214,789

		7,783,057

Machinery (2.4%)
Caterpillar, Inc.	7,314	4,189,971
Westinghouse Air Brake Technologies Corp.	17,828	3,805,387

		7,995,358

Professional Services (0.9%)
TransUnion	34,506	2,958,889

Total Industrials		34,803,923

Information Technology (11.6%)
Communications Equipment (3.1%)
Cisco Systems, Inc.	112,824	8,690,833
F5, Inc.*	6,047	1,543,557

		10,234,390

IT Services (2.3%)
Cognizant Technology Solutions Corp., Class A	70,152	5,822,616
DXC Technology Co.*	124,617	1,825,639

		7,648,255

Semiconductors & Semiconductor Equipment (3.5%)
Intel Corp.*	99,568	3,674,059
NXP Semiconductors NV	24,509	5,319,924
QUALCOMM, Inc.	13,969	2,389,397

		11,383,380

Software (2.7%)
Microsoft Corp.	18,615	9,002,587

Total Information Technology		38,268,612

Materials (2.7%)
Chemicals (1.8%)
Corteva, Inc.	27,463	1,840,845
International Flavors & Fragrances, Inc.	63,066	4,250,018

		6,090,863

Containers & Packaging (0.9%)
International Paper Co.	72,458	2,854,120

Total Materials		8,944,983

Real Estate (0.8%)
Specialized REITs (0.8%)
SBA Communications Corp. (REIT)	12,922	2,499,503

Total Real Estate		2,499,503

Utilities (3.7%)
Electric Utilities (0.8%)
Evergy, Inc.	36,214	2,625,153

Multi-Utilities (2.9%)
Dominion Energy, Inc.	67,801	3,972,460
Sempra	65,599	5,791,736

		9,764,196

Total Utilities		12,389,349

Total Common Stocks (96.4%) (Cost $204,618,307)		318,093,698

SHORT-TERM INVESTMENTS:
Investment Companies (1.7%)
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	5,447,873	5,450,052

Total Short-Term Investments (1.7%) (Cost $5,449,916)		5,450,052

Total Investments in Securities (98.1%) (Cost $210,068,223)		323,543,750
Other Assets Less Liabilities (1.9%)		6,402,042

Net Assets (100%)		$329,945,792

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt
CAD	— Canadian Dollar
EUR	— European Currency Unit
GBP	— British Pound
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Forward Foreign Currency Contracts outstanding as of December 31, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	326,669	USD	235,785	Goldman Sachs International	1/21/2026	2,395
CAD	165,683	USD	120,345	JPMorgan Chase Bank	1/21/2026	457
EUR	109,830	USD	128,009	Royal Bank of Canada	1/21/2026	1,164

Total unrealized appreciation						4,016

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	4,423,235	CAD	6,176,137	Royal Bank of Canada	1/21/2026	(79,888)
USD	5,456,187	EUR	4,688,058	Goldman Sachs International	1/21/2026	(57,500)
USD	4,952,045	GBP	3,748,705	JPMorgan Chase Bank	1/21/2026	(100,923)

Total unrealized depreciation						(238,311)

Net unrealized depreciation						(234,295)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$25,111,885	$1,531,351	$—	$26,643,236
Consumer Discretionary	18,714,531	—	—	18,714,531
Consumer Staples	19,040,212	8,209,590	—	27,249,802
Energy	20,809,300	1,799,237	—	22,608,537
Financials	67,293,153	—	—	67,293,153
Health Care	53,697,167	4,980,902	—	58,678,069
Industrials	34,803,923	—	—	34,803,923
Information Technology	38,268,612	—	—	38,268,612
Materials	8,944,983	—	—	8,944,983
Real Estate	2,499,503	—	—	2,499,503
Utilities	12,389,349	—	—	12,389,349
Forward Currency Contracts	—	4,016	—	4,016
Short-Term Investments
Investment Companies	5,450,052	—	—	5,450,052

Total Assets	$307,022,670	$16,525,096	$—	$323,547,766

Liabilities:
Forward Currency Contracts	$—	$(238,311)	$—	$(238,311)

Total Liabilities	$—	$(238,311)	$—	$(238,311)

Total	$307,022,670	$16,286,785	$—	$323,309,455

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	$4,016

Total		$4,016

	Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	$(238,311)

Total		$(238,311)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(705,565)	$(705,565)

Total	$(705,565)	$(705,565)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(436,642)	$(436,642)

Total	$(436,642)	$(436,642)

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$1,724,000
Average settlement value sold — in USD	15,476,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2025:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Goldman Sachs International	$2,395	$(2,395)	$—	$—
JPMorgan Chase Bank	457	(457)	—	—
Royal Bank of Canada	1,164	(1,164)	—	—

Total	$4,016	$(4,016)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Goldman Sachs International	$57,500	$(2,395)	$—	$55,105
JPMorgan Chase Bank	100,923	(457)	—	100,466
Royal Bank of Canada	79,888	(1,164)	—	78,724

Total	$238,311	$(4,016)	$—	$234,295

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$62,180,080
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$79,404,230

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$122,443,765
Aggregate gross unrealized depreciation	(9,728,571)

Net unrealized appreciation	$112,715,194

Federal income tax cost of investments in securities and derivative instruments, if applicable	$210,594,261

For the period ended December 31, 2025, the Portfolio incurred approximately $2,435 as brokerage commissions with Invesco Capital Markets Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (Cost $210,068,223)	$323,543,750
Cash	6,545,999
Foreign cash (Cost $9)	9
Dividends, interest and other receivables	531,311
Receivable for Portfolio shares sold	157,717
Unrealized appreciation on forward foreign currency contracts	4,016
Securities lending income receivable	2,703
Other assets	1,265

Total assets	330,786,770

LIABILITIES
Payable for Portfolio shares repurchased	242,398
Unrealized depreciation on forward foreign currency contracts	238,311
Investment management fees payable	171,073
Distribution fees payable – Class IB	63,647
Administrative fees payable	24,976
Accrued expenses	100,573

Total liabilities	840,978

Commitments and contingent liabilities^
NET ASSETS	$329,945,792

Net assets were comprised of:
Paid in capital	$215,210,466
Total distributable earnings (loss)	114,735,326

Net assets	$329,945,792

Class IB
Net asset value, offering and redemption price per share, $302,136,347 / 13,647,429 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.14

Class K
Net asset value, offering and redemption price per share, $27,809,445 / 1,260,462 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.06

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $108,733 foreign withholding tax)	$7,161,238
Interest	255,540
Securities lending (net)	6,617

Total income	7,423,395

EXPENSES
Investment management fees	2,015,188
Distribution fees – Class IB	704,169
Administrative fees	280,611
Professional fees	61,473
Custodian fees	34,750
Printing and mailing expenses	30,448
Trustees’ fees	10,580
Miscellaneous	13,006

Gross expenses	3,150,225
Less: Waiver from investment manager	(120,270)

Net expenses	3,029,955

NET INVESTMENT INCOME (LOSS)	4,393,440

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	26,720,373
Forward foreign currency contracts	(705,565)
Foreign currency transactions	114,041

Net realized gain (loss)	26,128,849

Change in unrealized appreciation (depreciation) on:
Investments in securities	18,723,570
Forward foreign currency contracts	(436,642)
Foreign currency translations	1,960

Net change in unrealized appreciation (depreciation)	18,288,888

NET REALIZED AND UNREALIZED GAIN (LOSS)	44,417,737

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$48,811,177

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,393,440	$4,340,793
Net realized gain (loss)	26,128,849	26,362,006
Net change in unrealized appreciation (depreciation)	18,288,888	10,073,954

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	48,811,177	40,776,753

Distributions to shareholders:
Class IB	(27,090,281)	(28,210,578)
Class K	(2,573,035)	(3,084,509)

Total distributions to shareholders	(29,663,316)	(31,295,087)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 88,327 shares, respectively ]	—	1,882,429
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (3,007,763) shares, respectively ]	—	(65,237,379)
Capital shares repurchased [ 0 and (295,038) shares, respectively ]	—	(6,214,814)

Total Class IA transactions	—	(69,569,764)

Class IB
Capital shares sold [ 1,227,711 and 717,708 shares, respectively ]	27,136,692	15,777,353
Capital shares issued in connection with share class combination (Note 1) [ 0 and 3,004,513 shares, respectively ]	—	65,237,379
Capital shares issued in reinvestment of dividends and distributions [ 1,218,568 and 1,308,181 shares, respectively ]	27,090,281	28,210,578
Capital shares repurchased [ (1,748,068) and (1,413,641) shares, respectively ]	(38,491,301)	(31,276,712)

Total Class IB transactions	15,735,672	77,948,598

Class K
Capital shares sold [ 29,288 and 74,184 shares, respectively ]	622,485	1,660,998
Capital shares issued in reinvestment of dividends and distributions [ 116,129 and 143,515 shares, respectively ]	2,573,035	3,084,509
Capital shares repurchased [ (270,706) and (329,211) shares, respectively ]	(6,067,189)	(7,210,830)

Total Class K transactions	(2,871,669)	(2,465,323)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	12,864,003	5,913,511

TOTAL INCREASE (DECREASE) IN NET ASSETS	32,011,864	15,395,177
NET ASSETS:
Beginning of year	297,933,928	282,538,751

End of year	$329,945,792	$297,933,928

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025	2024	2023	2022	2021
Net asset value, beginning of year	$20.79	$20.13	$19.74	$21.90	$17.35

Income (loss) from investment operations:
Net investment income (loss) (e)	0.31	0.31	0.32	0.31	0.27
Net realized and unrealized gain (loss)	3.21	2.75	2.02	(0.19)	5.43

Total from investment operations	3.52	3.06	2.34	0.12	5.70

Less distributions:
Dividends from net investment income	(0.29)	(0.33)	(0.33)	(0.35)	(0.25)
Distributions from net realized gains	(1.88)	(2.07)	(1.62)	(1.93)	(0.90)

Total dividends and distributions	(2.17)	(2.40)	(1.95)	(2.28)	(1.15)

Net asset value, end of year	$22.14	$20.79	$20.13	$19.74	$21.90

Total return	16.93%	14.85%	12.01%	0.49%	33.02%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$302,136	$269,219	$187,859	$180,668	$189,080
Ratio of expenses to average net assets:
After waivers (f)	1.00%	1.00%	1.00%	1.00%	1.00%
Before waivers (f)	1.04%	1.04%	1.05%	1.04%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.39%	1.43%	1.56%	1.46%	1.27%
Before waivers (f)	1.36%	1.38%	1.52%	1.41%	1.23%
Portfolio turnover rate^	21%	20%	18%	25%	17%

	Year Ended December 31,
Class K	2025	2024	2023	2022	2021
Net asset value, beginning of year	$20.72	$20.07	$19.68	$21.83	$17.30

Income (loss) from investment operations:
Net investment income (loss) (e)	0.36	0.37	0.36	0.37	0.32
Net realized and unrealized gain (loss)	3.21	2.73	2.03	(0.18)	5.40

Total from investment operations	3.57	3.10	2.39	0.19	5.72

Less distributions:
Dividends from net investment income	(0.35)	(0.38)	(0.38)	(0.41)	(0.29)
Distributions from net realized gains	(1.88)	(2.07)	(1.62)	(1.93)	(0.90)

Total dividends and distributions	(2.23)	(2.45)	(2.00)	(2.34)	(1.19)

Net asset value, end of year	$22.06	$20.72	$20.07	$19.68	$21.83

Total return	17.20%	15.11%	12.30%	0.78%	33.28%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$27,809	$28,715	$30,044	$32,757	$33,962
Ratio of expenses to average net assets:
After waivers (f)	0.75%	0.75%	0.75%	0.75%	0.75%
Before waivers (f)	0.79%	0.79%	0.80%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.64%	1.69%	1.80%	1.70%	1.51%
Before waivers (f)	1.60%	1.65%	1.76%	1.66%	1.47%
Portfolio turnover rate^	21%	20%	18%	25%	17%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (0.5%)
MercadoLibre, Inc.*	1,381	$2,781,693

Canada (2.4%)
Shopify, Inc., Class A*	78,975	12,712,606

China (2.3%)
JD.com, Inc. (ADR) (x)	233,003	6,687,186
Tencent Holdings Ltd.	67,400	5,187,480

		11,874,666

France (5.9%)
Airbus SE	66,727	15,558,046
EssilorLuxottica SA	14,454	4,584,613
LVMH Moet Hennessy Louis Vuitton SE	13,956	10,578,704

		30,721,363

Germany (2.4%)
Allianz SE (Registered)	10,208	4,684,611
SAP SE	31,463	7,703,807

		12,388,418

India (4.5%)
DLF Ltd.	1,947,904	14,897,621
HDFC Bank Ltd.	292,257	3,223,043
ICICI Bank Ltd. (ADR)	174,882	5,211,483

		23,332,147

Italy (1.2%)
Brunello Cucinelli SpA (x)	43,779	5,063,618
Moncler SpA	17,755	1,145,943

		6,209,561

Japan (1.9%)
Capcom Co. Ltd. (x)	149,100	3,475,256
Hoya Corp.	19,400	2,933,408
Keyence Corp.	6,356	2,299,911
Nintendo Co. Ltd.	18,900	1,278,380

		9,986,955

Netherlands (2.4%)
Adyen NV (m)*	4,270	6,899,893
ASML Holding NV	1,662	1,799,662
BE Semiconductor Industries NV	16,247	2,553,752
Universal Music Group NV (x)	47,658	1,245,051

		12,498,358

Spain (0.6%)
Amadeus IT Group SA	43,180	3,188,824

Sweden (1.2%)
Assa Abloy AB, Class B	84,639	3,299,510
Atlas Copco AB, Class A	157,550	2,841,598

		6,141,108

Switzerland (2.1%)
Galderma Group AG	19,645	4,020,269
Lonza Group AG (Registered)	9,923	6,737,267

		10,757,536

Taiwan (4.9%)
Taiwan Semiconductor Manufacturing Co. Ltd.	524,000	25,849,366

United States (67.1%)
Alphabet, Inc., Class A	196,388	61,469,444
Amazon.com, Inc.*	61,847	14,275,525
Analog Devices, Inc.	51,170	13,877,304
ARM Holdings plc (ADR)*	29,096	3,180,484
Berkshire Hathaway, Inc., Class A*	1	754,800
Boston Scientific Corp.*	76,458	7,290,270
Broadcom, Inc.	48,085	16,642,218
Cadence Design Systems, Inc.*	8,541	2,669,746
Ecolab, Inc.	11,621	3,050,745
Eli Lilly & Co.	15,822	17,003,587
Equifax, Inc.	17,600	3,818,848
IDEXX Laboratories, Inc.*	4,084	2,762,948
Intuit, Inc.	22,214	14,714,998
Intuitive Surgical, Inc.*	14,910	8,444,428
IQVIA Holdings, Inc.*	10,142	2,286,108
Lam Research Corp.	108,032	18,492,918
Las Vegas Sands Corp.	16,102	1,048,079
Linde plc	3,636	1,550,354
Marriott International, Inc., Class A	19,313	5,991,665
Marvell Technology, Inc.	65,590	5,573,838
Mastercard, Inc., Class A	8,864	5,060,280
Meta Platforms, Inc., Class A	48,277	31,867,165
Microsoft Corp.	32,334	15,637,369
Netflix, Inc.*	56,638	5,310,379
NVIDIA Corp.	150,739	28,112,823
Phathom Pharmaceuticals, Inc. (x)*	112,439	1,865,363
S&P Global, Inc.	38,747	20,248,795
ServiceNow, Inc.*	16,431	2,517,065
Spotify Technology SA*	7,249	4,209,567
Stryker Corp.	6,199	2,178,763
Thermo Fisher Scientific, Inc.	13,131	7,608,758
TJX Cos., Inc. (The)	27,182	4,175,427
Visa, Inc., Class A	47,849	16,781,123

		350,471,184

Total Common Stocks (99.4%) (Cost $258,359,573)		518,913,785

SHORT-TERM INVESTMENTS:
Investment Companies (0.5%)
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	2,811,810	$2,811,810

Total Short-Term Investments (0.5%) (Cost $2,811,810)		2,811,810

Total Investments in Securities (99.9%) (Cost $261,171,383)		521,725,595
Other Assets Less Liabilities (0.1%)		482,251

Net Assets (100%)		$522,207,846

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025, the market value or fair value, as applicable, of these securities amounted to $6,899,893 or 1.3% of net assets.

(x)	All or a portion of security is on loan at December 31, 2025.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $12,591,846. This was collateralized by $10,280,851 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.750%, maturing 1/15/26 – 5/15/55 and by cash of $2,811,810 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$2,781,693	$—	$—	$2,781,693
Canada	12,712,606	—	—	12,712,606
China	6,687,186	5,187,480	—	11,874,666
France	—	30,721,363	—	30,721,363
Germany	—	12,388,418	—	12,388,418
India	5,211,483	18,120,664	—	23,332,147
Italy	—	6,209,561	—	6,209,561
Japan	—	9,986,955	—	9,986,955
Netherlands	—	12,498,358	—	12,498,358
Spain	—	3,188,824	—	3,188,824
Sweden	—	6,141,108	—	6,141,108
Switzerland	—	10,757,536	—	10,757,536
Taiwan	—	25,849,366	—	25,849,366
United States	350,471,184	—	—	350,471,184
Short-Term Investments
Investment Companies	2,811,810	—	—	2,811,810

Total Assets	$380,675,962	$141,049,633	$—	$521,725,595

Total Liabilities	$—	$—	$—	$—

Total	$380,675,962	$141,049,633	$—	$521,725,595

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$128,397,668
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$156,943,056

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$266,862,160
Aggregate gross unrealized depreciation	(6,700,608)

Net unrealized appreciation	$260,161,552

Federal income tax cost of investments in securities and derivative instruments, if applicable	$261,564,043

For the period ended December 31, 2025, the Portfolio incurred approximately $391 as brokerage commissions with Invesco Capital Markets Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $261,171,383)	$521,725,595
Cash	4,780,636
Dividends, interest and other receivables	653,625
Receivable for Portfolio shares sold	85,827
Securities lending income receivable	1,462
Other assets	1,955

Total assets	527,249,100

LIABILITIES
Payable for return of collateral on securities loaned	2,811,810
Accrued India taxes	1,469,646
Investment management fees payable	299,007
Payable for Portfolio shares repurchased	225,893
Distribution fees payable – Class IB	109,884
Administrative fees payable	39,469
Foreign currency overdraft payable	27,849
Accrued expenses	57,696

Total liabilities	5,041,254

Commitments and contingent liabilities^
NET ASSETS	$522,207,846

Net assets were comprised of:
Paid in capital	$257,356,947
Total distributable earnings (loss)	264,850,899

Net assets	$522,207,846

Class IB
Net asset value, offering and redemption price per share, $522,207,846 / 17,676,391 shares outstanding (unlimited amount authorized: $0.01 par value)	$29.54

(x)	Includes value of securities on loan of $12,591,846.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $261,862 foreign withholding tax)	$3,868,089
Interest	199,701
Securities lending (net)	31,833

Total income	4,099,623

EXPENSES
Investment management fees	4,165,404
Distribution fees – Class IB	1,225,115
Administrative fees	443,407
Professional fees	111,408
Custodian fees	91,800
Printing and mailing expenses	36,679
Trustees’ fees	16,351
Miscellaneous	21,417

Gross expenses	6,111,581
Less: Waiver from investment manager	(720,854)

Net expenses	5,390,727

NET INVESTMENT INCOME (LOSS)	(1,291,104)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $287,537 on realized gain on investments)	62,700,655
Foreign currency transactions	39,630

Net realized gain (loss)	62,740,285

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $(709,572) on unrealized depreciation on investments)	9,693,931
Foreign currency translations	60,195

Net change in unrealized appreciation (depreciation)	9,754,126

NET REALIZED AND UNREALIZED GAIN (LOSS)	72,494,411

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$71,203,307

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,291,104)	$(992,908)
Net realized gain (loss)	62,740,285	34,311,696
Net change in unrealized appreciation (depreciation)	9,754,126	34,212,934

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	71,203,307	67,531,722

Distributions to shareholders:
Class IB	(66,640,004)	(23,270,139)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 48,573 shares, respectively ]	—	1,389,766
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (2,085,236) shares, respectively ]	—	(63,225,952)
Capital shares repurchased [ 0 and (208,201) shares, respectively ]	—	(6,019,895)

Total Class IA transactions	—	(67,856,081)

Class IB
Capital shares sold [ 1,027,671 and 940,628 shares, respectively ]	31,246,138	27,808,390
Capital shares issued in connection with share class combination (Note 1) [ 0 and 2,086,030 shares, respectively ]	—	63,225,952
Capital shares issued in reinvestment of dividends and distributions [ 2,249,331 and 766,090 shares, respectively ]	66,640,004	23,270,139
Capital shares repurchased [ (1,902,789) and (1,541,379) shares, respectively ]	(58,151,567)	(45,633,230)

Total Class IB transactions	39,734,575	68,671,251

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	39,734,575	815,170

TOTAL INCREASE (DECREASE) IN NET ASSETS	44,297,878	45,076,753
NET ASSETS:
Beginning of year	477,909,968	432,833,215

End of year	$522,207,846	$477,909,968

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025	2024	2023	2022		2021
Net asset value, beginning of year	$29.32	$26.56	$20.01	$30.43		$27.37

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.08)	(0.07)	(0.05)	(0.03	)(1)	(0.19	)(aa)
Net realized and unrealized gain (loss)	4.53	4.33	6.81	(9.69)		4.32

Total from investment operations	4.45	4.26	6.76	(9.72)		4.13

Less distributions:
Dividends from net investment income	—	—	— #	—		—
Distributions from net realized gains	(4.23)	(1.50)	(0.21)	(0.70)		(1.07)

Total dividends and distributions	(4.23)	(1.50)	(0.21)	(0.70)		(1.07)

Net asset value, end of year	$29.54	$29.32	$26.56	$20.01		$30.43

Total return	15.40%	15.83%	33.79%	(32.01)%		15.10%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$522,208	$477,910	$373,187	$277,554		$393,587
Ratio of expenses to average net assets:
After waivers (f)	1.10%	1.10%	1.14%	1.15%		1.15%
Before waivers (f)	1.25%	1.25%	1.26%	1.25%		1.24%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.26)%	(0.23)%	(0.21)%	(0.12	)%(cc)	(0.62	)%(bb)
Before waivers (f)	(0.41)%	(0.38)%	(0.33)%	(0.23	)%(cc)	(0.70	)%(bb)
Portfolio turnover rate^	26%	13%	15%	21%		15%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $(0.05) for Class IB.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $(0.20) for Class IB.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for the class would have been 0.04% lower.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for the class would have been 0.09% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.2%)
Glencore plc	213,834	$1,171,830
Rio Tinto plc	37,562	3,034,864
Transurban Group	73,152	693,703

		4,900,397

Austria (0.6%)
Mondi plc	115,548	1,414,548

Belgium (0.8%)
Warehouses De Pauw CVA (REIT)	64,593	1,679,123

Canada (10.6%)
Agnico Eagle Mines Ltd.	4,558	772,955
Barrick Mining Corp.	50,574	2,203,067
Enbridge, Inc.	98,398	4,708,594
Keyera Corp. (x)	39,723	1,273,405
Nutrien Ltd.	52,987	3,270,598
OR Royalties, Inc.	45,592	1,615,011
Pembina Pipeline Corp.	74,721	2,846,644
TC Energy Corp. (x)	67,334	3,707,773
Teck Resources Ltd., Class B	24,239	1,160,427
West Fraser Timber Co. Ltd.	30,085	1,840,543

		23,399,017

China (1.2%)
China Tower Corp. Ltd., Class H (m)	580,500	862,243
ENN Energy Holdings Ltd.	135,100	1,201,244
Wilmar International Ltd.	235,100	563,333

		2,626,820

Finland (0.5%)
Stora Enso OYJ, Class R (x)	44,544	560,386
UPM-Kymmene OYJ (x)	19,299	562,242

		1,122,628

France (6.8%)
Gecina SA (REIT)	21,728	2,065,761
Getlink SE	206,006	3,808,205
TotalEnergies SE (Paris Stock Exchange)	28,612	1,869,204
Vinci SA	51,945	7,328,544

		15,071,714

Germany (2.0%)
E.ON SE	120,795	2,289,077
LEG Immobilien SE	28,251	2,066,736

		4,355,813

Hong Kong (1.1%)
Hong Kong & China Gas Co. Ltd.	1,138,000	1,025,015
Link REIT (REIT)	334,300	1,492,230

		2,517,245

Italy (1.5%)
Enel SpA	209,252	2,182,969
Infrastrutture Wireless Italiane SpA (m)(x)	111,592	1,034,062

		3,217,031

Japan (1.7%)
Daiwa House REIT Investment Corp. (REIT)	746	681,992
Japan Airport Terminal Co. Ltd.	13,100	366,807
KDX Realty Investment Corp. (REIT)	388	435,707
Mitsui Fudosan Co. Ltd.	159,900	1,817,556
Sumitomo Forestry Co. Ltd.	33,300	341,100

		3,643,162

Mexico (0.5%)
Fibra Uno Administracion SA de CV (REIT)	719,408	1,081,060

Singapore (0.8%)
CapitaLand Ascendas REIT (REIT)	548,800	1,208,265
CapitaLand Investment Ltd.	314,700	663,480

		1,871,745

South Africa (1.1%)
Anglo American plc	57,992	2,411,554

Spain (1.0%)
Cellnex Telecom SA (m)	65,596	2,114,535

Sweden (0.7%)
Billerud Aktiebolag	76,124	776,413
Svenska Cellulosa AB SCA, Class B	57,249	762,366

		1,538,779

Switzerland (0.8%)
PSP Swiss Property AG (Registered)	4,617	836,434
Swiss Prime Site AG (Registered)	6,398	995,119

		1,831,553

United Kingdom (7.5%)
British Land Co. plc (The) (REIT)	203,848	1,109,549
LondonMetric Property plc (REIT)	606,472	1,550,786
National Grid plc	437,481	6,731,454
Safestore Holdings plc (REIT)	87,926	872,306
Segro plc (REIT)	324,494	3,151,042
SSE plc	38,127	1,119,860
Tritax Big Box REIT plc (REIT)	936,141	1,920,568

		16,455,565

United States (55.4%)
Agree Realty Corp. (REIT) (x)	33,388	2,404,938
American Homes 4 Rent (REIT), Class A	81,911	2,629,343
American Tower Corp. (REIT)	26,688	4,685,612
American Water Works Co., Inc.	4,345	567,022
Archer-Daniels-Midland Co.	28,839	1,657,954
Atmos Energy Corp.	12,957	2,171,982
AvalonBay Communities, Inc. (REIT)	9,822	1,780,827
Brixmor Property Group, Inc. (REIT)	30,008	786,810
Cheniere Energy, Inc.	13,071	2,540,872
Chesapeake Utilities Corp.	25,836	3,223,299
Chevron Corp.	14,429	2,199,124
ConocoPhillips	15,787	1,477,821
Corteva, Inc.	66,839	4,480,218
Crown Castle, Inc. (REIT)	13,661	1,214,053
Digital Realty Trust, Inc. (REIT)	27,421	4,242,303
EastGroup Properties, Inc. (REIT)	6,548	1,166,461
Entergy Corp.	29,530	2,729,458
Equinix, Inc. (REIT)	6,661	5,103,392
Equity LifeStyle Properties, Inc. (REIT)	46,876	2,841,154
Equity Residential (REIT)	26,175	1,650,072
Essential Utilities, Inc.	57,586	2,208,999

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Extra Space Storage, Inc. (REIT)	9,941	$1,294,517
Exxon Mobil Corp.	22,699	2,731,598
Federal Realty Investment Trust (REIT)	14,968	1,508,774
Freeport-McMoRan, Inc.	90,985	4,621,128
Healthpeak Properties, Inc. (REIT)	38,644	621,396
Host Hotels & Resorts, Inc. (REIT)	39,367	697,977
International Paper Co.	15,563	613,027
Invitation Homes, Inc. (REIT)	87,764	2,438,962
Kimco Realty Corp. (REIT)	49,589	1,005,169
Mid-America Apartment Communities, Inc. (REIT)	7,617	1,058,077
NNN REIT, Inc. (REIT)	15,793	625,877
Omega Healthcare Investors, Inc. (REIT)	14,815	656,897
ONEOK, Inc.	57,489	4,225,441
PotlatchDeltic Corp. (REIT)	24,157	960,965
Prologis, Inc. (REIT)	48,230	6,157,042
Public Service Enterprise Group, Inc.	41,482	3,331,005
Public Storage (REIT)	12,068	3,131,646
Realty Income Corp. (REIT)	24,609	1,387,209
Regency Centers Corp. (REIT)	37,303	2,575,026
SBA Communications Corp. (REIT)	4,792	926,917
Sempra	17,580	1,552,138
Shell plc	51,054	1,885,620
Simon Property Group, Inc. (REIT)	16,083	2,977,124
Smurfit WestRock plc	29,905	1,156,426
Targa Resources Corp.	27,492	5,072,274
UDR, Inc. (REIT)	29,972	1,099,373
Ventas, Inc. (REIT)	58,614	4,535,551
Welltower, Inc. (REIT)	38,802	7,202,039
Weyerhaeuser Co. (REIT)	60,295	1,428,389
Williams Cos., Inc. (The)	53,548	3,218,770

		122,458,068

Total Common Stocks (96.8%) (Cost $203,692,158)		213,710,357

MASTER LIMITED PARTNERSHIPS:
United States (2.0%)
Energy Transfer LP*	132,088	2,178,131
Enterprise Products Partners LP	34,581	1,108,667
MPLX LP*	21,141	1,128,295

		4,415,093

Total Master Limited Partnerships (2.0%) (Cost $4,488,568)		4,415,093

SHORT-TERM INVESTMENTS:
Investment Companies (1.5%)
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	3,423,401	3,423,401

Total Short-Term Investments (1.5%) (Cost $3,423,401)		3,423,401

Total Investments in Securities (100.3%) (Cost $211,604,127)		221,548,851
Other Assets Less Liabilities (-0.3%)		(642,020)

Net Assets (100%)		$220,906,831

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025, the market value or fair value, as applicable, of these securities amounted to $4,010,840 or 1.8% of net assets.

(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $8,343,407. This was collateralized by $5,397,853 of various U.S. Government Treasury Securities, ranging from 0.125% - 4.625%, maturing 1/15/26 - 5/15/50 and by cash of $3,423,401 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$4,900,397	$—	$4,900,397
Austria	—	1,414,548	—	1,414,548
Belgium	—	1,679,123	—	1,679,123
Canada	23,399,017	—	—	23,399,017

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
China	$—	$2,626,820	$—	$2,626,820
Finland	—	1,122,628	—	1,122,628
France	—	15,071,714	—	15,071,714
Germany	—	4,355,813	—	4,355,813
Hong Kong	—	2,517,245	—	2,517,245
Italy	—	3,217,031	—	3,217,031
Japan	—	3,643,162	—	3,643,162
Mexico	1,081,060	—	—	1,081,060
Singapore	—	1,871,745	—	1,871,745
South Africa	—	2,411,554	—	2,411,554
Spain	—	2,114,535	—	2,114,535
Sweden	—	1,538,779	—	1,538,779
Switzerland	—	1,831,553	—	1,831,553
United Kingdom	—	16,455,565	—	16,455,565
United States	120,572,448	1,885,620	—	122,458,068
Master Limited Partnerships
United States	4,415,093	—	—	4,415,093
Short-Term Investments
Investment Companies	3,423,401	—	—	3,423,401

Total Assets	$152,891,019	$68,657,832	$—	$221,548,851

Total Liabilities	$—	$—	$—	$—

Total	$152,891,019	$68,657,832	$—	$221,548,851

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$238,079,374
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$244,666,097

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,271,178
Aggregate gross unrealized depreciation	(9,822,037)

Net unrealized appreciation	$9,449,141

Federal income tax cost of investments in securities and derivative instruments, if applicable	$212,099,710

For the period ended December 31, 2025, the Portfolio incurred approximately $11,234 as brokerage commissions with Invesco Capital Markets Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $211,604,127)	$221,548,851
Cash	2,326,940
Foreign cash (Cost $102,219)	101,937
Dividends, interest and other receivables	637,559
Receivable for Portfolio shares sold	34,595
Securities lending income receivable	2,948
Other assets	2,423

Total assets	224,655,253

LIABILITIES
Payable for return of collateral on securities loaned	3,423,401
Investment management fees payable	136,467
Payable for Portfolio shares repurchased	76,341
Distribution fees payable – Class IB	46,420
Administrative fees payable	16,674
Accrued expenses	49,119

Total liabilities	3,748,422

Commitments and contingent liabilities^
NET ASSETS	$220,906,831

Net assets were comprised of:
Paid in capital	$209,454,910
Total distributable earnings (loss)	11,451,921

Net assets	$220,906,831

Class IB
Net asset value, offering and redemption price per share, $220,906,831 / 13,831,001 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.97

(x)	Includes value of securities on loan of $8,343,407.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $314,154 foreign withholding tax)	$6,859,228
Interest	48,988
Securities lending (net)	35,627

Total income	6,943,843

EXPENSES
Investment management fees	1,571,716
Distribution fees – Class IB	534,596
Administrative fees	193,630
Professional fees	78,998
Custodian fees	53,600
Printing and mailing expenses	23,349
Trustees’ fees	7,294
Miscellaneous	15,529

Total expenses	2,478,712

NET INVESTMENT INCOME (LOSS)	4,465,131

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	11,290,509
Foreign currency transactions	9,971

Net realized gain (loss)	11,300,480

Change in unrealized appreciation (depreciation) on:
Investments in securities	15,554,100
Foreign currency translations	19,622

Net change in unrealized appreciation (depreciation)	15,573,722

NET REALIZED AND UNREALIZED GAIN (LOSS)	26,874,202

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,339,333

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,465,131	$4,579,955
Net realized gain (loss)	11,300,480	983,060
Net change in unrealized appreciation (depreciation)	15,573,722	(4,726,923)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	31,339,333	836,092

Distributions to shareholders:
Class IB	(13,741,490)	(5,337,780)

Tax return of capital:
Class IB	—	(126,224)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,006,675 and 1,018,468 shares, respectively ]	16,152,501	15,217,459
Capital shares issued in reinvestment of dividends and distributions [ 871,922 and 358,524 shares, respectively ]	13,741,490	5,464,004
Capital shares repurchased [ (1,717,007) and (1,961,017) shares, respectively ]	(27,475,277)	(29,743,890)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,418,714	(9,062,427)

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,016,557	(13,690,339)
NET ASSETS:
Beginning of year	200,890,274	214,580,613

End of year	$220,906,831	$200,890,274

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025		2024		2023		2022		2021
Net asset value, beginning of year	$14.70		$15.05		$14.36		$16.62		$14.29

Income (loss) from investment operations:
Net investment income (loss) (e)	0.34		0.33		0.31		0.25		0.26
Net realized and unrealized gain (loss)	1.99		(0.27)		1.12		(1.72)		2.71

Total from investment operations	2.33		0.06		1.43		(1.47)		2.97

Less distributions:
Dividends from net investment income	(0.42)		(0.34)		(0.33)		(0.26)		(0.48)
Distributions from net realized gains	(0.64)		(0.06)		(0.41)		(0.53)		(0.16)
Tax return of capital	—		(0.01)		—		—		—

Total dividends and distributions	(1.06)		(0.41)		(0.74)		(0.79)		(0.64)

Net asset value, end of year	$15.97		$14.70		$15.05		$14.36		$16.62

Total return	15.93%		0.31%		10.08%		(8.97)%		20.99%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$220,907		$200,890		$214,581		$203,362		$236,886
Ratio of expenses to average net assets:
After waivers (f)	1.16	%(j)	1.17	%(k)	1.16	%(j)	1.14	%(o)	1.18	%(g)(jj)
Before waivers (f)	1.16%		1.17%		1.16%		1.14%		1.18%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.09%		2.19%		2.09%		1.60%		1.62%
Before waivers (f)	2.09%		2.19%		2.09%		1.60%		1.62%
Portfolio turnover rate^	112%		132%		88%		100%		140%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.16% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.17% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.14% for Class IB.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.4%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	14,789	$367,359
Verizon Communications, Inc.	8,785	357,813

		725,172

Entertainment (0.4%)
Electronic Arts, Inc.	469	95,831
Live Nation Entertainment, Inc.*	329	46,882
Netflix, Inc.*	8,839	828,745
Take-Two Interactive Software, Inc.*	361	92,427
TKO Group Holdings, Inc., Class A	138	28,842
Walt Disney Co. (The)	3,724	423,679
Warner Bros Discovery, Inc.*	5,158	148,654

		1,665,060

Interactive Media & Services (2.6%)
Alphabet, Inc., Class A	12,153	3,803,889
Alphabet, Inc., Class C	9,716	3,048,881
Match Group, Inc.	501	16,177
Meta Platforms, Inc., Class A	4,550	3,003,410

		9,872,357

Media (0.1%)
Charter Communications, Inc., Class A*	184	38,410
Comcast Corp., Class A	7,582	226,626
Fox Corp., Class A	437	31,932
Fox Corp., Class B	324	21,037
News Corp., Class A	784	20,478
News Corp., Class B	262	7,763
Omnicom Group, Inc.	666	53,779
Paramount Skydance Corp., Class B	678	9,085
Trade Desk, Inc. (The), Class A*	929	35,265

		444,375

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	1,003	203,649

Total Communication Services		12,910,613

Consumer Discretionary (3.4%)
Automobile Components (0.0%)†
Aptiv plc*	454	34,545

Automobiles (0.8%)
Ford Motor Co.	8,145	106,862
General Motors Co.	1,946	158,249
Tesla, Inc.*	5,872	2,640,756

		2,905,867

Broadline Retail (1.3%)
Amazon.com, Inc.*	20,336	4,693,956
eBay, Inc.	952	82,919

		4,776,875

Distributors (0.0%)†
Genuine Parts Co.	290	35,658
Pool Corp.	72	16,470

		52,128

Hotels, Restaurants & Leisure (0.6%)
Airbnb, Inc., Class A*	894	121,334
Booking Holdings, Inc.	67	358,807
Carnival Corp.*	2,262	69,082
Chipotle Mexican Grill, Inc.*	2,758	102,046
Darden Restaurants, Inc.	244	44,901
Domino’s Pizza, Inc.	65	27,093
DoorDash, Inc., Class A*	780	176,654
Expedia Group, Inc.	246	69,694
Hilton Worldwide Holdings, Inc.	485	139,316
Las Vegas Sands Corp.	644	41,918
Marriott International, Inc., Class A	465	144,262
McDonald’s Corp.	1,487	454,472
MGM Resorts International*	450	16,421
Norwegian Cruise Line Holdings Ltd.*	988	22,052
Royal Caribbean Cruises Ltd.	526	146,712
Starbucks Corp.	2,368	199,409
Wynn Resorts Ltd.	176	21,178
Yum! Brands, Inc.	578	87,440

		2,242,791

Household Durables (0.1%)
DR Horton, Inc.	571	82,241
Garmin Ltd.	341	69,172
Lennar Corp., Class A	457	46,979
NVR, Inc.*	6	43,757
PulteGroup, Inc.	411	48,194

		290,343

Leisure Products (0.0%)†
Hasbro, Inc.	290	23,780

Specialty Retail (0.5%)
AutoZone, Inc.*	35	118,702
Best Buy Co., Inc.	410	27,441
Carvana Co.*	295	124,496
Home Depot, Inc. (The)	2,076	714,352
Lowe’s Cos., Inc.	1,168	281,675
O’Reilly Automotive, Inc.*	1,768	161,259
Ross Stores, Inc.	681	122,675
TJX Cos., Inc. (The)	2,324	356,990
Tractor Supply Co.	1,104	55,211
Ulta Beauty, Inc.*	94	56,871
Williams-Sonoma, Inc.	256	45,719

		2,065,391

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	309	32,034
Lululemon Athletica, Inc.*	227	47,173
NIKE, Inc., Class B	2,475	157,682
Ralph Lauren Corp.	81	28,643
Tapestry, Inc.	434	55,452

		320,984

Total Consumer Discretionary		12,712,704

Consumer Staples (1.5%)
Beverages (0.3%)
Brown-Forman Corp., Class B	388	10,111
Coca-Cola Co. (The)	8,070	564,174
Constellation Brands, Inc., Class A	297	40,974
Keurig Dr Pepper, Inc.	2,830	79,268
Molson Coors Beverage Co., Class B	373	17,412

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Monster Beverage Corp.*	1,485	$113,855
PepsiCo, Inc.	2,853	409,462

		1,235,256

Consumer Staples Distribution & Retail (0.6%)
Costco Wholesale Corp.	924	796,802
Dollar General Corp.	459	60,941
Dollar Tree, Inc.*	396	48,712
Kroger Co. (The)	1,267	79,162
Sysco Corp.	995	73,322
Target Corp.	947	92,569
Walmart, Inc.	9,145	1,018,845

		2,170,353

Food Products (0.1%)
Archer-Daniels-Midland Co.	1,001	57,548
Bunge Global SA	292	26,011
Campbell’s Co. (The) (x)	410	11,427
Conagra Brands, Inc.	998	17,275
General Mills, Inc.	1,114	51,801
Hershey Co. (The)	309	56,232
Hormel Foods Corp.	642	15,215
J M Smucker Co. (The)	222	21,714
Kraft Heinz Co. (The)	1,776	43,068
Lamb Weston Holdings, Inc.	307	12,860
McCormick & Co., Inc. (Non-Voting)	527	35,894
Mondelez International, Inc., Class A	2,696	145,126
Tyson Foods, Inc., Class A	595	34,879

		529,050

Household Products (0.3%)
Church & Dwight Co., Inc.	508	42,596
Clorox Co. (The)	255	25,711
Colgate-Palmolive Co.	1,684	133,070
Kimberly-Clark Corp.	691	69,715
Procter & Gamble Co. (The)	4,880	699,353

		970,445

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	512	53,617
Kenvue, Inc.	3,998	68,965

		122,582

Tobacco (0.2%)
Altria Group, Inc.	3,500	201,810
Philip Morris International, Inc.	3,243	520,177

		721,987

Total Consumer Staples		5,749,673

Energy (0.9%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	2,054	93,539
Halliburton Co.	1,776	50,190
SLB Ltd.	3,109	119,323

		263,052

Oil, Gas & Consumable Fuels (0.8%)
APA Corp.	745	18,223
Chevron Corp.	3,948	601,715
ConocoPhillips	2,578	241,327
Coterra Energy, Inc.	1,590	41,849
Devon Energy Corp.	1,323	48,461
Diamondback Energy, Inc.	392	58,929
EOG Resources, Inc.	1,138	119,501
EQT Corp.	1,300	69,680
Expand Energy Corp.	496	54,739
Exxon Mobil Corp.	8,797	1,058,631
Kinder Morgan, Inc.	4,074	111,994
Marathon Petroleum Corp.	627	101,969
Occidental Petroleum Corp.	1,497	61,557
ONEOK, Inc.	1,312	96,432
Phillips 66	842	108,652
Targa Resources Corp.	448	82,656
Texas Pacific Land Corp.	120	34,466
Valero Energy Corp.	636	103,534
Williams Cos., Inc. (The)	2,544	152,920

		3,167,235

Total Energy		3,430,287

Financials (4.3%)
Banks (1.2%)
Bank of America Corp.	14,015	770,825
Citigroup, Inc.	3,733	435,604
Citizens Financial Group, Inc.	899	52,511
Fifth Third Bancorp	1,379	64,551
Huntington Bancshares, Inc.	3,277	56,856
JPMorgan Chase & Co.	5,679	1,829,887
KeyCorp	1,942	40,083
M&T Bank Corp.	321	64,675
PNC Financial Services Group, Inc. (The)	821	171,367
Regions Financial Corp.	1,859	50,379
Truist Financial Corp.	2,687	132,227
US Bancorp	3,242	172,993
Wells Fargo & Co.	6,548	610,274

		4,452,232

Capital Markets (1.1%)
Ameriprise Financial, Inc.	196	96,107
Ares Management Corp., Class A	430	69,501
Bank of New York Mellon Corp. (The)	1,455	168,911
BlackRock, Inc.	301	322,172
Blackstone, Inc.	1,536	236,759
Cboe Global Markets, Inc.	218	54,718
Charles Schwab Corp. (The)	3,484	348,086
CME Group, Inc.	751	205,083
Coinbase Global, Inc., Class A*	476	107,643
FactSet Research Systems, Inc.	79	22,925
Franklin Resources, Inc.	675	16,126
Goldman Sachs Group, Inc. (The)	626	550,254
Interactive Brokers Group, Inc., Class A	928	59,680
Intercontinental Exchange, Inc.	1,193	193,218
KKR & Co., Inc.	1,429	182,169
Moody’s Corp.	321	163,983
Morgan Stanley	2,520	447,375
MSCI, Inc.	157	90,075
Nasdaq, Inc.	944	91,691
Northern Trust Corp.	398	54,363
Raymond James Financial, Inc.	370	59,418
Robinhood Markets, Inc., Class A*	1,640	185,484
S&P Global, Inc.	647	338,116

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
State Street Corp.	583	$75,213
T. Rowe Price Group, Inc.	458	46,890

		4,185,960

Consumer Finance (0.2%)
American Express Co.	1,121	414,714
Capital One Financial Corp.	1,326	321,369
Synchrony Financial	751	62,656

		798,739

Financial Services (1.2%)
Apollo Global Management, Inc.	969	140,272
Berkshire Hathaway, Inc., Class B*	3,825	1,922,636
Block, Inc., Class A*	1,145	74,528
Corpay, Inc.*	147	44,237
Fidelity National Information Services, Inc.	1,088	72,309
Fiserv, Inc.*	1,133	76,104
Global Payments, Inc.	505	39,087
Jack Henry & Associates, Inc.	152	27,737
Mastercard, Inc., Class A	1,710	976,205
PayPal Holdings, Inc.	1,952	113,958
Visa, Inc., Class A	3,520	1,234,499

		4,721,572

Insurance (0.6%)
Aflac, Inc.	984	108,506
Allstate Corp. (The)	549	114,274
American International Group, Inc.	1,126	96,329
Aon plc, Class A	449	158,443
Arch Capital Group Ltd.*	753	72,228
Arthur J Gallagher & Co.	534	138,194
Assurant, Inc.	105	25,289
Brown & Brown, Inc.	610	48,617
Chubb Ltd.	764	238,460
Cincinnati Financial Corp.	326	53,242
Erie Indemnity Co., Class A	53	15,192
Everest Group Ltd.	87	29,523
Globe Life, Inc.	169	23,636
Hartford Insurance Group, Inc. (The)	586	80,751
Loews Corp.	354	37,280
Marsh & McLennan Cos., Inc.	1,024	189,973
MetLife, Inc.	1,164	91,886
Principal Financial Group, Inc.	422	37,225
Progressive Corp. (The)	1,221	278,046
Prudential Financial, Inc.	733	82,741
Travelers Cos., Inc. (The)	465	134,878
W.R. Berkley Corp.	624	43,755
Willis Towers Watson plc	203	66,706

		2,165,174

Total Financials		16,323,677

Health Care (3.1%)
Biotechnology (0.5%)
AbbVie, Inc.	3,687	842,443
Amgen, Inc.	1,122	367,242
Biogen, Inc.*	305	53,677
Gilead Sciences, Inc.	2,585	317,283
Incyte Corp.*	342	33,779
Moderna, Inc.*	721	21,262
Regeneron Pharmaceuticals, Inc.	210	162,093
Vertex Pharmaceuticals, Inc.*	529	239,827

		2,037,606

Health Care Equipment & Supplies (0.7%)
Abbott Laboratories	3,626	454,302
Align Technology, Inc.*	140	21,861
Baxter International, Inc.	1,070	20,448
Becton Dickinson & Co.	597	115,860
Boston Scientific Corp.*	3,087	294,345
Cooper Cos., Inc. (The)*	416	34,095
Dexcom, Inc.*	817	54,224
Edwards Lifesciences Corp.*	1,211	103,238
GE HealthCare Technologies, Inc.	951	78,001
Hologic, Inc.*	463	34,489
IDEXX Laboratories, Inc.*	167	112,980
Insulet Corp.*	147	41,783
Intuitive Surgical, Inc.*	739	418,540
Medtronic plc	2,670	256,480
ResMed, Inc.	305	73,465
Solventum Corp.*	307	24,327
STERIS plc	205	51,972
Stryker Corp.	717	252,004
Zimmer Biomet Holdings, Inc.	413	37,137

		2,479,551

Health Care Providers & Services (0.5%)
Cardinal Health, Inc.	498	102,339
Cencora, Inc.	404	136,451
Centene Corp.*	972	39,998
Cigna Group (The)	556	153,028
CVS Health Corp.	2,643	209,748
DaVita, Inc.*	79	8,975
Elevance Health, Inc.	464	162,655
HCA Healthcare, Inc.	333	155,464
Henry Schein, Inc.*	209	15,796
Humana, Inc.	251	64,289
Labcorp Holdings, Inc.	173	43,402
McKesson Corp.	257	210,815
Molina Healthcare, Inc.*	113	19,610
Quest Diagnostics, Inc.	233	40,433
UnitedHealth Group, Inc.	1,887	622,918
Universal Health Services, Inc., Class B	117	25,508

		2,011,429

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	592	80,553
Bio-Techne Corp.	327	19,231
Charles River Laboratories International, Inc.*	108	21,544
Danaher Corp.	1,311	300,114
IQVIA Holdings, Inc.*	354	79,795
Mettler-Toledo International, Inc.*	43	59,950
Revvity, Inc.	242	23,414
Thermo Fisher Scientific, Inc.	784	454,289
Waters Corp.*	124	47,099
West Pharmaceutical Services, Inc.	150	41,271

		1,127,260

Pharmaceuticals (1.1%)
Bristol-Myers Squibb Co.	4,241	228,760
Eli Lilly & Co.	1,657	1,780,745
Johnson & Johnson	5,026	1,040,131

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Merck & Co., Inc.	5,178	$545,036
Pfizer, Inc.	11,846	294,965
Viatris, Inc.	2,429	30,241
Zoetis, Inc.	923	116,132

		4,036,010

Total Health Care		11,691,856

Industrials (2.7%)
Aerospace & Defense (0.7%)
Axon Enterprise, Inc.*	164	93,140
Boeing Co. (The)*	1,633	354,557
GE Aerospace	2,200	677,666
General Dynamics Corp.	529	178,093
Howmet Aerospace, Inc.	840	172,217
Huntington Ingalls Industries, Inc.	82	27,886
L3Harris Technologies, Inc.	390	114,492
Lockheed Martin Corp.	425	205,560
Northrop Grumman Corp.	280	159,659
RTX Corp.	2,797	512,970
Textron, Inc.	371	32,340
TransDigm Group, Inc.	117	155,592

		2,684,172

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	246	39,547
Expeditors International of Washington, Inc.	283	42,170
FedEx Corp.	452	130,565
United Parcel Service, Inc., Class B	1,534	152,157

		364,439

Building Products (0.1%)
A.O. Smith Corp.	237	15,851
Allegion plc	179	28,500
Builders FirstSource, Inc.*	230	23,665
Carrier Global Corp.	1,667	88,084
Johnson Controls International plc	1,275	152,681
Lennox International, Inc.	67	32,534
Masco Corp.	436	27,669
Trane Technologies plc	464	180,589

		549,573

Commercial Services & Supplies (0.1%)
Cintas Corp.	714	134,282
Copart, Inc.*	1,853	72,545
Republic Services, Inc.	423	89,647
Rollins, Inc.	612	36,732
Veralto Corp.	517	51,586
Waste Management, Inc.	772	169,616

		554,408

Construction & Engineering (0.1%)
Comfort Systems USA, Inc.	73	68,130
EMCOR Group, Inc.	93	56,896
Quanta Services, Inc.	310	130,839

		255,865

Electrical Equipment (0.3%)
AMETEK, Inc.	481	98,754
Eaton Corp. plc	811	258,312
Emerson Electric Co.	1,173	155,681
GE Vernova, Inc.	567	370,574
Generac Holdings, Inc.*	122	16,637
Hubbell, Inc., Class B	111	49,296
Rockwell Automation, Inc.	234	91,042

		1,040,296

Ground Transportation (0.3%)
CSX Corp.	3,884	140,795
JB Hunt Transport Services, Inc.	159	30,900
Norfolk Southern Corp.	467	134,832
Old Dominion Freight Line, Inc.	385	60,368
Uber Technologies, Inc.*	4,345	355,030
Union Pacific Corp.	1,236	285,912

		1,007,837

Industrial Conglomerates (0.1%)
3M Co.	1,110	177,711
Honeywell International, Inc.	1,323	258,104

		435,815

Machinery (0.5%)
Caterpillar, Inc.	976	559,121
Cummins, Inc.	287	146,499
Deere & Co.	525	244,424
Dover Corp.	286	55,839
Fortive Corp.	663	36,604
IDEX Corp.	157	27,937
Illinois Tool Works, Inc.	553	136,204
Ingersoll Rand, Inc.	754	59,732
Nordson Corp.	112	26,928
Otis Worldwide Corp.	818	71,452
PACCAR, Inc.	1,094	119,804
Parker-Hannifin Corp.	263	231,167
Pentair plc	342	35,616
Snap-on, Inc.	109	37,561
Stanley Black & Decker, Inc.	323	23,993
Westinghouse Air Brake Technologies Corp.	356	75,988
Xylem, Inc.	507	69,043

		1,957,912

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	1,351	93,759
Southwest Airlines Co.	1,094	45,215
United Airlines Holdings, Inc.*	675	75,479

		214,453

Professional Services (0.2%)
Automatic Data Processing, Inc.	844	217,102
Broadridge Financial Solutions, Inc.	244	54,453
Dayforce, Inc.*	333	23,030
Equifax, Inc.	258	55,981
Jacobs Solutions, Inc.	249	32,983
Leidos Holdings, Inc.	267	48,167
Paychex, Inc.	676	75,834
Paycom Software, Inc.	107	17,051
Verisk Analytics, Inc.	291	65,094

		589,695

Trading Companies & Distributors (0.1%)
Fastenal Co.	2,391	95,951
United Rentals, Inc.	134	108,449

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
W.W. Grainger, Inc.	91	$91,823

		296,223

Total Industrials		9,950,688

Information Technology (11.2%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	2,147	281,321
Cisco Systems, Inc.	8,221	633,264
F5, Inc.*	120	30,631
Motorola Solutions, Inc.	347	133,012

		1,078,228

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	2,553	345,012
CDW Corp.	273	37,183
Corning, Inc.	1,624	142,197
Jabil, Inc.	224	51,076
Keysight Technologies, Inc.*	359	72,945
TE Connectivity plc	616	140,146
Teledyne Technologies, Inc.*	98	50,052
Trimble, Inc.*	496	38,862
Zebra Technologies Corp., Class A*	106	25,739

		903,212

IT Services (0.3%)
Accenture plc, Class A	1,294	347,180
Akamai Technologies, Inc.*	299	26,088
Cognizant Technology Solutions Corp., Class A	1,018	84,494
EPAM Systems, Inc.*	116	23,766
Gartner, Inc.*	150	37,842
GoDaddy, Inc., Class A*	288	35,735
International Business Machines Corp.	1,950	577,610
VeriSign, Inc.	175	42,516

		1,175,231

Semiconductors & Semiconductor Equipment (4.6%)
Advanced Micro Devices, Inc.*	3,396	727,287
Analog Devices, Inc.	1,026	278,251
Applied Materials, Inc.	1,662	427,117
Broadcom, Inc.	9,866	3,414,623
First Solar, Inc.*	223	58,254
Intel Corp.*	9,353	345,126
KLA Corp.	274	332,932
Lam Research Corp.	2,620	448,492
Microchip Technology, Inc.	1,124	71,621
Micron Technology, Inc.	2,342	668,430
Monolithic Power Systems, Inc.	100	90,636
NVIDIA Corp.	50,793	9,472,895
NXP Semiconductors NV	525	113,956
ON Semiconductor Corp.*	852	46,136
Qnity Electronics, Inc.	436	35,599
QUALCOMM, Inc.	2,234	382,126
Skyworks Solutions, Inc.	309	19,594
Teradyne, Inc.	331	64,068
Texas Instruments, Inc.	1,894	328,590

		17,325,733

Software (3.3%)
Adobe, Inc.*	873	305,541
AppLovin Corp., Class A*	564	380,035
Autodesk, Inc.*	446	132,021
Cadence Design Systems, Inc.*	568	177,546
Crowdstrike Holdings, Inc., Class A*	524	245,630
Datadog, Inc., Class A*	674	91,657
Fair Isaac Corp.*	49	82,840
Fortinet, Inc.*	1,319	104,742
Gen Digital, Inc.	1,168	31,758
Intuit, Inc.	581	384,866
Microsoft Corp.	15,536	7,513,520
Oracle Corp.	3,509	683,939
Palantir Technologies, Inc., Class A*	4,765	846,979
Palo Alto Networks, Inc.*	1,427	262,853
PTC, Inc.*	250	43,553
Roper Technologies, Inc.	224	99,709
Salesforce, Inc.	1,986	526,111
ServiceNow, Inc.*	2,165	331,656
Synopsys, Inc.*	386	181,312
Tyler Technologies, Inc.*	90	40,856
Workday, Inc., Class A*	450	96,651

		12,563,775

Technology Hardware, Storage & Peripherals (2.4%)
Apple, Inc.	30,885	8,396,396
Dell Technologies, Inc., Class C	632	79,556
Hewlett Packard Enterprise Co.	2,734	65,671
HP, Inc.	1,957	43,602
NetApp, Inc.	417	44,657
Sandisk Corp.*	288	68,365
Seagate Technology Holdings plc	454	125,027
Super Micro Computer, Inc.*	1,045	30,587
Western Digital Corp.	713	122,829

		8,976,690

Total Information Technology		42,022,869

Materials (0.6%)
Chemicals (0.3%)
Air Products and Chemicals, Inc.	464	114,617
Albemarle Corp.	245	34,653
CF Industries Holdings, Inc.	337	26,064
Corteva, Inc.	1,415	94,847
Dow, Inc.	1,477	34,532
DuPont de Nemours, Inc.	872	35,054
Ecolab, Inc.	532	139,661
International Flavors & Fragrances, Inc.	534	35,986
Linde plc	974	415,304
LyondellBasell Industries NV, Class A	536	23,209
Mosaic Co. (The)	702	16,911
PPG Industries, Inc.	470	48,156
Sherwin-Williams Co. (The)	483	156,507

		1,175,501

Construction Materials (0.1%)
CRH plc	1,398	174,470
Martin Marietta Materials, Inc.	126	78,455
Vulcan Materials Co.	275	78,436

		331,361

Containers & Packaging (0.1%)
Amcor plc	4,803	40,057

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Avery Dennison Corp.	162	$29,464
Ball Corp.	567	30,034
International Paper Co.	1,100	43,329
Packaging Corp. of America	186	38,359
Smurfit WestRock plc	1,088	42,073

		223,316

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	2,991	151,913
Newmont Corp.	2,276	227,259
Nucor Corp.	478	77,966
Steel Dynamics, Inc.	288	48,802

		505,940

Total Materials		2,236,118

Real Estate (0.6%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	340	16,640
Healthpeak Properties, Inc. (REIT)	1,448	23,284
Ventas, Inc. (REIT)	980	75,832
Welltower, Inc. (REIT)	1,432	265,793

		381,549

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	1,332	23,616

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	1,934	246,895

Office REITs (0.0%)†
BXP, Inc. (REIT)	307	20,716

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	611	98,243
CoStar Group, Inc.*	883	59,373

		157,616

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	296	53,668
Camden Property Trust (REIT)	223	24,548
Equity Residential (REIT)	724	45,641
Essex Property Trust, Inc. (REIT)	134	35,065
Invitation Homes, Inc. (REIT)	1,175	32,653
Mid-America Apartment Communities, Inc. (REIT)	244	33,894
UDR, Inc. (REIT)	628	23,035

		248,504

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	164	16,531
Kimco Realty Corp. (REIT)	1,411	28,601
Realty Income Corp. (REIT)	1,905	107,385
Regency Centers Corp. (REIT)	340	23,470
Simon Property Group, Inc. (REIT)	680	125,875

		301,862

Specialized REITs (0.2%)
American Tower Corp. (REIT)	976	171,356
Crown Castle, Inc. (REIT)	907	80,605
Digital Realty Trust, Inc. (REIT)	668	103,346
Equinix, Inc. (REIT)	204	156,297
Extra Space Storage, Inc. (REIT)	442	57,557
Iron Mountain, Inc. (REIT)	615	51,014
Public Storage (REIT)	329	85,376
SBA Communications Corp. (REIT)	224	43,328
VICI Properties, Inc. (REIT), Class A	2,222	62,483
Weyerhaeuser Co. (REIT)	1,503	35,606

		846,968

Total Real Estate		2,227,726

Utilities (0.7%)
Electric Utilities (0.5%)
Alliant Energy Corp.	535	34,780
American Electric Power Co., Inc.	1,114	128,455
Constellation Energy Corp.	651	229,979
Duke Energy Corp.	1,620	189,880
Edison International	802	48,136
Entergy Corp.	930	85,960
Evergy, Inc.	480	34,795
Eversource Energy	773	52,046
Exelon Corp.	2,104	91,713
FirstEnergy Corp.	1,083	48,486
NextEra Energy, Inc.	4,344	348,736
NRG Energy, Inc.	403	64,174
PG&E Corp.	4,579	73,585
Pinnacle West Capital Corp.	249	22,086
PPL Corp.	1,541	53,966
Southern Co. (The)	2,292	199,863
Xcel Energy, Inc.	1,232	90,996

		1,797,636

Gas Utilities (0.0%)†
Atmos Energy Corp.	334	55,988

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	1,484	21,281
Vistra Corp.	664	107,123

		128,404

Multi-Utilities (0.2%)
Ameren Corp.	563	56,221
CenterPoint Energy, Inc.	1,360	52,143
CMS Energy Corp.	624	43,636
Consolidated Edison, Inc.	751	74,589
Dominion Energy, Inc.	1,778	104,173
DTE Energy Co.	433	55,848
NiSource, Inc.	981	40,967
Public Service Enterprise Group, Inc.	1,040	83,512
Sempra	1,359	119,986
WEC Energy Group, Inc.	671	70,764

		701,839

Water Utilities (0.0%)†
American Water Works Co., Inc.	406	52,983

Total Utilities		2,736,850

Total Common Stocks (32.4%) (Cost $39,352,582)		121,993,061

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (49.5%)
U.S. Treasury Notes
1.250%, 11/30/26	$192,800	$188,839
4.375%, 12/15/26	983,000	990,660
1.250%, 12/31/26	3,800,000	3,715,541
4.500%, 4/15/27	4,341,500	4,395,111
2.750%, 4/30/27	2,172,900	2,151,717
4.500%, 5/15/27	3,262,700	3,305,895
4.625%, 6/15/27	3,317,600	3,370,797
4.375%, 7/15/27	3,431,900	3,477,673
3.625%, 8/31/27	5,688,800	5,702,016
3.875%, 10/15/27	3,796,200	3,822,360
4.125%, 10/31/27	5,924,800	5,991,354
2.250%, 11/15/27	2,105,000	2,058,462
4.125%, 11/15/27	2,328,400	2,355,490
3.875%, 11/30/27	3,726,500	3,753,748
4.000%, 12/15/27	1,832,100	1,850,298
4.250%, 1/15/28	1,098,400	1,114,865
4.250%, 2/15/28	3,784,000	3,842,930
4.000%, 2/29/28	1,476,500	1,492,098
3.625%, 3/31/28	5,004,000	5,018,505
3.875%, 6/15/28	3,485,100	3,516,274
3.875%, 7/15/28	3,717,300	3,750,183
4.125%, 7/31/28	3,496,200	3,549,285
3.625%, 8/15/28	167,200	167,683
4.375%, 8/31/28	4,132,200	4,220,748
3.375%, 9/15/28	916,900	913,510
4.625%, 9/30/28	240,400	247,264
4.875%, 10/31/28	3,979,000	4,121,344
4.375%, 11/30/28	2,834,400	2,899,749
4.625%, 4/30/29	4,570,700	4,720,843
4.500%, 5/31/29	3,879,600	3,993,260
4.250%, 6/30/29	3,788,800	3,872,082
4.000%, 7/31/29	705,800	715,363
3.625%, 8/31/29	5,069,600	5,071,977
4.000%, 10/31/29	2,069,700	2,098,149
4.125%, 10/31/29	1,838,700	1,871,308
4.125%, 11/30/29	2,908,400	2,960,433
4.375%, 12/31/29	3,804,500	3,908,767
4.250%, 1/31/30	3,081,300	3,152,074
4.000%, 5/31/30	3,648,500	3,697,812
3.875%, 6/30/30	3,682,400	3,713,183
3.875%, 7/31/30	4,156,500	4,190,596
3.625%, 8/31/30	5,611,400	5,596,495
3.625%, 10/31/30	1,648,400	1,642,991
4.875%, 10/31/30	270,500	284,427
0.875%, 11/15/30	970,900	849,538
4.250%, 2/28/31	3,076,200	3,149,981
4.625%, 4/30/31	2,619,600	2,729,524
4.625%, 5/31/31	2,471,500	2,575,579
4.250%, 6/30/31	3,458,800	3,540,946
4.125%, 7/31/31	2,181,500	2,219,743
3.750%, 8/31/31	399,200	398,296
4.125%, 10/31/31	559,900	569,173
4.125%, 5/31/32	3,903,000	3,959,880
4.000%, 6/30/32	5,535,000	5,575,073
4.000%, 7/31/32	5,555,200	5,592,854
3.875%, 8/31/32	150,200	150,036
3.375%, 5/15/33	6,937,400	6,681,048
4.500%, 11/15/33	308,600	319,209
4.000%, 2/15/34	1,834,600	1,832,486
4.375%, 5/15/34	1,975,000	2,021,905
3.875%, 8/15/34	4,280,200	4,222,696
4.625%, 2/15/35	1,999,700	2,079,534
4.250%, 5/15/35	2,694,900	2,722,694
4.250%, 8/15/35	1,385,900	1,398,837
4.000%, 11/15/35	723,000	714,076

Total U.S. Treasury Obligations		186,777,267

Total Long-Term Debt Securities (49.5%) (Cost $185,435,291)		186,777,267

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $126)	124	198

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (14.8%)
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	9,545	9,545
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	55,940,461	55,962,837

Total Investment Companies		55,972,382

Total Short-Term Investments (14.8%) (Cost $55,961,386)		55,972,382

Total Investments in Securities (96.7%) (Cost $280,749,385)		364,742,908
Other Assets Less Liabilities (3.3%)		12,361,352

Net Assets (100%)		$377,104,260

*	Non-income producing.
†	Percent shown is less than 0.05%.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $9,253. This was collateralized by cash of $9,545 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Futures contracts outstanding as of December 31, 2025 (Note 1):
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	321	3/2026	USD	46,578,705	56,724
Russell 2000 E-Mini Index	53	3/2026	USD	6,619,700	(199,797)
S&P 500 E-Mini Index	18	3/2026	USD	6,203,250	(51,688)
S&P Midcap 400 E-Mini Index	21	3/2026	USD	6,982,920	(108,965)

					(303,726)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$12,910,613	$—	$—	$12,910,613
Consumer Discretionary	12,712,704	—	—	12,712,704
Consumer Staples	5,749,673	—	—	5,749,673
Energy	3,430,287	—	—	3,430,287
Financials	16,323,677	—	—	16,323,677
Health Care	11,691,856	—	—	11,691,856
Industrials	9,950,688	—	—	9,950,688
Information Technology	42,022,869	—	—	42,022,869
Materials	2,236,118	—	—	2,236,118
Real Estate	2,227,726	—	—	2,227,726
Utilities	2,736,850	—	—	2,736,850
Futures	56,724	—	—	56,724
Rights
Health Care	—	198	—	198
Short-Term Investments
Investment Companies	55,972,382	—	—	55,972,382
U.S. Treasury Obligations	—	186,777,267	—	186,777,267

Total Assets	$178,022,167	$186,777,465	$—	$364,799,632

Liabilities:
Futures	$(360,450)	$—	$—	$(360,450)

Total Liabilities	$(360,450)	$—	$—	$(360,450)

Total	$177,661,717	$186,777,465	$—	$364,439,182

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$56,724	*

Total		$56,724

	Liability Derivatives
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(360,450	)*

Total		$(360,450)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$590,333	$590,333

Total	$590,333	$590,333

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$1,877,536	$1,877,536

Total	$1,877,536	$1,877,536

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$60,825,000
Average notional value of contracts — short	31,008,000

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,762,440
Long-term U.S. government debt securities	221,534,510

$226,296,950

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$27,885,953
Long-term U.S. government debt securities	222,280,611

$250,166,564

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$86,713,839
Aggregate gross unrealized depreciation	(2,754,248)

Net unrealized appreciation	$83,959,591

Federal income tax cost of investments in securities and derivative instruments, if applicable	$280,479,591

For the period month ended December 31, 2025, the Portfolio incurred approximately $104 as brokerage commissions with Invesco Capital Markets, Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $280,749,385)	$364,742,908
Cash	8,764,863
Cash held as collateral at broker for futures	3,105,725
Dividends, interest and other receivables	1,822,230
Securities lending income receivable	132
Other assets	1,972

Total assets	378,437,830

LIABILITIES
Payable for Portfolio shares repurchased	469,554
Due to broker for futures variation margin	442,855
Investment management fees payable	232,313
Distribution fees payable – Class IB	80,151
Administrative fees payable	39,701
Payable for return of collateral on securities loaned	9,545
Accrued expenses	59,451

Total liabilities	1,333,570

Commitments and contingent liabilities^
NET ASSETS	$377,104,260

Net assets were comprised of:
Paid in capital	$311,392,628
Total distributable earnings (loss)	65,711,632

Net assets	$377,104,260

Class IB
Net asset value, offering and redemption price per share, $377,104,260 / 30,412,233 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.40

(x)	Includes value of securities on loan of $9,253.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Interest	$7,484,801
Dividends (net of $267 foreign withholding tax)	3,812,886
Securities lending (net)	1,012

Total income	11,298,699

EXPENSES
Investment management fees	2,966,840
Distribution fees – Class IB	927,136
Administrative fees	463,064
Professional fees	69,847
Custodian fees	33,400
Printing and mailing expenses	30,666
Trustees’ fees	12,590
Miscellaneous	21,497

Gross expenses	4,525,040
Less: Waiver from investment manager	(323,493)

Net expenses	4,201,547

NET INVESTMENT INCOME (LOSS)	7,097,152

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	12,125,146
Futures contracts	590,333

Net realized gain (loss)	12,715,479

Change in unrealized appreciation (depreciation) on:
Investments in securities	11,807,021
Futures contracts	1,877,536
Foreign currency translations	2

Net change in unrealized appreciation (depreciation)	13,684,559

NET REALIZED AND UNREALIZED GAIN (LOSS)	26,400,038

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,497,190

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,097,152	$7,240,665
Net realized gain (loss)	12,715,479	14,003,064
Net change in unrealized appreciation (depreciation)	13,684,559	9,710,018

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	33,497,190	30,953,747

Distributions to shareholders:
Class IB	(18,021,367)	(11,355,061)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,115,266 and 3,084,976 shares, respectively ]	25,638,510	36,538,364
Capital shares issued in reinvestment of dividends [ 1,458,025 and 937,921 shares, respectively ]	18,021,367	11,355,061
Capital shares repurchased [ (4,055,648) and (4,289,114) shares, respectively ]	(49,807,208)	(51,125,338)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,147,331)	(3,231,913)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,328,492	16,366,773
NET ASSETS:
Beginning of year	367,775,768	351,408,995

End of year	$377,104,260	$367,775,768

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025		2024		2023		2022		2021
Net asset value, beginning of year	$11.90		$11.28		$10.24		$11.79		$11.60

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24		0.23		0.17		0.03		(0.05)
Net realized and unrealized gain (loss)	0.88		0.76		1.05		(1.55)		0.96

Total from investment operations	1.12		0.99		1.22		(1.52)		0.91

Less distributions:
Dividends from net investment income	(0.24)		(0.24)		(0.18)		(0.03)		—
Distributions from net realized gains	(0.38)		(0.13)		—		—		(0.72)

Total dividends and distributions	(0.62)		(0.37)		(0.18)		(0.03)		(0.72)

Net asset value, end of year	$12.40		$11.90		$11.28		$10.24		$11.79

Total return	9.42%		8.79%		11.89%		(12.89)%		7.96%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$377,104		$367,776		$351,409		$317,009		$371,682
Ratio of expenses to average net assets:
After waivers (f)	1.13	%(j)	1.13	%(j)	1.13	%(j)	1.17	%(k)	1.18	%(o)
Before waivers (f)	1.22%		1.22%		1.23%		1.22%		1.21%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.91%		1.98%		1.61%		0.31%		(0.41)%
Before waivers (f)	1.83%		1.89%		1.51%		0.26%		(0.43)%
Portfolio turnover rate^	74%		37%		44%		67%		75%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.9%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	18,959	$470,942
Verizon Communications, Inc.	11,281	459,475

		930,417

Entertainment (0.5%)
Electronic Arts, Inc.	599	122,393
Live Nation Entertainment, Inc.*	420	59,850
Netflix, Inc.*	11,321	1,061,457
Take-Two Interactive Software, Inc.*	461	118,030
TKO Group Holdings, Inc., Class A	176	36,784
Walt Disney Co. (The)	4,771	542,797
Warner Bros Discovery, Inc.*	6,588	189,866

		2,131,177

Interactive Media & Services (3.0%)
Alphabet, Inc., Class A	15,525	4,859,325
Alphabet, Inc., Class C	12,408	3,893,630
Match Group, Inc.	640	20,666
Meta Platforms, Inc., Class A	5,812	3,836,443

		12,610,064

Media (0.1%)
Charter Communications, Inc., Class A*	234	48,847
Comcast Corp., Class A	9,668	288,977
Fox Corp., Class A	559	40,846
Fox Corp., Class B	388	25,193
News Corp., Class A	1,002	26,172
News Corp., Class B	328	9,719
Omnicom Group, Inc.	849	68,557
Paramount Skydance Corp., Class B	863	11,564
Trade Desk, Inc. (The), Class A*	1,186	45,021

		564,896

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	1,279	259,688

Total Communication Services		16,496,242

Consumer Discretionary (3.8%)
Automobile Components (0.0%)†
Aptiv plc*	579	44,056

Automobiles (0.9%)
Ford Motor Co.	10,401	136,461
General Motors Co.	2,482	201,836
Tesla, Inc.*	7,499	3,372,451

		3,710,748

Broadline Retail (1.4%)
Amazon.com, Inc.*	25,955	5,990,933
eBay, Inc.	1,202	104,694

		6,095,627

Distributors (0.0%)†
Genuine Parts Co.	370	45,495
Pool Corp.	87	19,901

		65,396

Hotels, Restaurants & Leisure (0.7%)
Airbnb, Inc., Class A*	1,131	153,499
Booking Holdings, Inc.	86	460,559
Carnival Corp.*	2,889	88,230
Chipotle Mexican Grill, Inc.*	3,517	130,129
Darden Restaurants, Inc.	311	57,230
Domino’s Pizza, Inc.	83	34,596
DoorDash, Inc., Class A*	994	225,121
Expedia Group, Inc.	314	88,960
Hilton Worldwide Holdings, Inc.	618	177,521
Las Vegas Sands Corp.	822	53,504
Marriott International, Inc., Class A	592	183,662
McDonald’s Corp.	1,900	580,697
MGM Resorts International*	570	20,799
Norwegian Cruise Line Holdings Ltd.*	1,203	26,851
Royal Caribbean Cruises Ltd.	672	187,434
Starbucks Corp.	3,025	254,735
Wynn Resorts Ltd.	225	27,074
Yum! Brands, Inc.	738	111,645

		2,862,246

Household Durables (0.1%)
DR Horton, Inc.	729	104,998
Garmin Ltd.	435	88,240
Lennar Corp., Class A	574	59,007
NVR, Inc.*	8	58,342
PulteGroup, Inc.	525	61,561

		372,148

Leisure Products (0.0%)†
Hasbro, Inc.	354	29,028

Specialty Retail (0.6%)
AutoZone, Inc.*	44	149,226
Best Buy Co., Inc.	523	35,004
Carvana Co.*	376	158,680
Home Depot, Inc. (The)	2,660	915,306
Lowe’s Cos., Inc.	1,501	361,981
O’Reilly Automotive, Inc.*	2,245	204,767
Ross Stores, Inc.	870	156,722
TJX Cos., Inc. (The)	2,977	457,297
Tractor Supply Co.	1,410	70,514
Ulta Beauty, Inc.*	120	72,601
Williams-Sonoma, Inc.	327	58,399

		2,640,497

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	395	40,950
Lululemon Athletica, Inc.*	290	60,265
NIKE, Inc., Class B	3,161	201,387
Ralph Lauren Corp.	103	36,422
Tapestry, Inc.	544	69,507

		408,531

Total Consumer Discretionary		16,228,277

Consumer Staples (1.7%)
Beverages (0.4%)
Brown-Forman Corp., Class B	501	13,056
Coca-Cola Co. (The)	10,342	723,009
Constellation Brands, Inc., Class A	380	52,425
Keurig Dr Pepper, Inc.	3,615	101,256
Molson Coors Beverage Co., Class B	451	21,053

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Monster Beverage Corp.*	1,897	$145,443
PepsiCo, Inc.	3,643	522,843

		1,579,085

Consumer Staples Distribution & Retail (0.6%)
Costco Wholesale Corp.	1,184	1,021,011
Dollar General Corp.	586	77,803
Dollar Tree, Inc.*	505	62,120
Kroger Co. (The)	1,618	101,093
Sysco Corp.	1,271	93,660
Target Corp.	1,209	118,180
Walmart, Inc.	11,713	1,304,945

		2,778,812

Food Products (0.2%)
Archer-Daniels-Midland Co.	1,278	73,472
Bunge Global SA	360	32,069
Campbell’s Co. (The) (x)	550	15,329
Conagra Brands, Inc.	1,275	22,070
General Mills, Inc.	1,423	66,170
Hershey Co. (The)	394	71,700
Hormel Foods Corp.	812	19,244
J M Smucker Co. (The)	284	27,778
Kraft Heinz Co. (The)	2,268	54,999
Lamb Weston Holdings, Inc.	371	15,541
McCormick & Co., Inc. (Non-Voting)	673	45,838
Mondelez International, Inc., Class A	3,443	185,337
Tyson Foods, Inc., Class A	760	44,551

		674,098

Household Products (0.3%)
Church & Dwight Co., Inc.	648	54,335
Clorox Co. (The)	325	32,770
Colgate-Palmolive Co.	2,151	169,972
Kimberly-Clark Corp.	883	89,086
Procter & Gamble Co. (The)	6,247	895,257

		1,241,420

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	654	68,487
Kenvue, Inc.	5,106	88,078

		156,565

Tobacco (0.2%)
Altria Group, Inc.	4,470	257,740
Philip Morris International, Inc.	4,163	667,745

		925,485

Total Consumer Staples		7,355,465

Energy (1.0%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	2,623	119,451
Halliburton Co.	2,269	64,122
SLB Ltd.	3,970	152,369

		335,942

Oil, Gas & Consumable Fuels (0.9%)
APA Corp.	952	23,286
Chevron Corp.	5,048	769,366
ConocoPhillips	3,287	307,696
Coterra Energy, Inc.	2,031	53,456
Devon Energy Corp.	1,689	61,868
Diamondback Energy, Inc.	501	75,315
EOG Resources, Inc.	1,443	151,529
EQT Corp.	1,660	88,976
Expand Energy Corp.	634	69,968
Exxon Mobil Corp.	11,264	1,355,510
Kinder Morgan, Inc.	5,203	143,031
Marathon Petroleum Corp.	800	130,104
Occidental Petroleum Corp.	1,912	78,621
ONEOK, Inc.	1,676	123,186
Phillips 66	1,075	138,718
Targa Resources Corp.	573	105,719
Texas Pacific Land Corp.	153	43,945
Valero Energy Corp.	811	132,023
Williams Cos., Inc. (The)	3,249	195,297

		4,047,614

Total Energy		4,383,556

Financials (4.9%)
Banks (1.3%)
Bank of America Corp.	17,952	987,360
Citigroup, Inc.	4,781	557,895
Citizens Financial Group, Inc.	1,148	67,055
Fifth Third Bancorp	1,761	82,433
Huntington Bancshares, Inc.	4,184	72,592
JPMorgan Chase & Co.	7,267	2,341,573
KeyCorp	2,480	51,187
M&T Bank Corp.	409	82,405
PNC Financial Services Group, Inc. (The)	1,043	217,705
Regions Financial Corp.	2,333	63,224
Truist Financial Corp.	3,403	167,462
US Bancorp	4,141	220,964
Wells Fargo & Co.	8,371	780,177

		5,692,032

Capital Markets (1.3%)
Ameriprise Financial, Inc.	247	121,114
Ares Management Corp., Class A	548	88,573
Bank of New York Mellon Corp. (The)	1,855	215,347
BlackRock, Inc.	384	411,011
Blackstone, Inc.	1,977	304,735
Cboe Global Markets, Inc.	278	69,778
Charles Schwab Corp. (The)	4,468	446,398
CME Group, Inc.	959	261,884
Coinbase Global, Inc., Class A*	607	137,267
FactSet Research Systems, Inc.	101	29,309
Franklin Resources, Inc.	841	20,092
Goldman Sachs Group, Inc. (The)	800	703,200
Interactive Brokers Group, Inc., Class A	1,185	76,207
Intercontinental Exchange, Inc.	1,523	246,665
KKR & Co., Inc.	1,825	232,651
Moody’s Corp.	408	208,427
Morgan Stanley	3,227	572,889
MSCI, Inc.	200	114,746
Nasdaq, Inc.	1,206	117,139
Northern Trust Corp.	509	69,524
Raymond James Financial, Inc.	472	75,799
Robinhood Markets, Inc., Class A*	2,092	236,605
S&P Global, Inc.	830	433,750

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
State Street Corp.	743	$95,854
T. Rowe Price Group, Inc.	585	59,892

		5,348,856

Consumer Finance (0.2%)
American Express Co.	1,436	531,248
Capital One Financial Corp.	1,701	412,254
Synchrony Financial	958	79,926

		1,023,428

Financial Services (1.4%)
Apollo Global Management, Inc.	1,235	178,779
Berkshire Hathaway, Inc., Class B*	4,895	2,460,472
Block, Inc., Class A*	1,462	95,162
Corpay, Inc.*	188	56,575
Fidelity National Information Services, Inc.	1,390	92,379
Fiserv, Inc.*	1,431	96,120
Global Payments, Inc.	630	48,762
Jack Henry & Associates, Inc.	194	35,401
Mastercard, Inc., Class A	2,190	1,250,227
PayPal Holdings, Inc.	2,489	145,308
Visa, Inc., Class A	4,507	1,580,650

		6,039,835

Insurance (0.7%)
Aflac, Inc.	1,255	138,389
Allstate Corp. (The)	696	144,872
American International Group, Inc.	1,435	122,764
Aon plc, Class A	574	202,553
Arch Capital Group Ltd.*	961	92,179
Arthur J Gallagher & Co.	682	176,495
Assurant, Inc.	134	32,274
Brown & Brown, Inc.	780	62,166
Chubb Ltd.	974	304,005
Cincinnati Financial Corp.	416	67,941
Erie Indemnity Co., Class A	71	20,352
Everest Group Ltd.	112	38,007
Globe Life, Inc.	216	30,210
Hartford Insurance Group, Inc. (The)	748	103,074
Loews Corp.	453	47,705
Marsh & McLennan Cos., Inc.	1,308	242,660
MetLife, Inc.	1,472	116,200
Principal Financial Group, Inc.	539	47,545
Progressive Corp. (The)	1,560	355,243
Prudential Financial, Inc.	937	105,769
Travelers Cos., Inc. (The)	593	172,006
W.R. Berkley Corp.	797	55,886
Willis Towers Watson plc	255	83,793

		2,762,088

Total Financials		20,866,239

Health Care (3.5%)
Biotechnology (0.6%)
AbbVie, Inc.	4,724	1,079,387
Amgen, Inc.	1,440	471,326
Biogen, Inc.*	390	68,636
Gilead Sciences, Inc.	3,302	405,288
Incyte Corp.*	436	43,064
Moderna, Inc.*	921	27,160
Regeneron Pharmaceuticals, Inc.	268	206,861
Vertex Pharmaceuticals, Inc.*	675	306,018

		2,607,740

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	4,651	582,724
Align Technology, Inc.*	179	27,951
Baxter International, Inc.	1,367	26,123
Becton Dickinson & Co.	763	148,076
Boston Scientific Corp.*	3,964	377,967
Cooper Cos., Inc. (The)*	531	43,521
Dexcom, Inc.*	1,043	69,224
Edwards Lifesciences Corp.*	1,544	131,626
GE HealthCare Technologies, Inc.	1,215	99,654
Hologic, Inc.*	592	44,098
IDEXX Laboratories, Inc.*	213	144,101
Insulet Corp.*	187	53,153
Intuitive Surgical, Inc.*	947	536,343
Medtronic plc	3,435	329,966
ResMed, Inc.	390	93,939
Solventum Corp.*	392	31,062
STERIS plc	262	66,422
Stryker Corp.	916	321,947
Zimmer Biomet Holdings, Inc.	527	47,388

		3,175,285

Health Care Providers & Services (0.6%)
Cardinal Health, Inc.	635	130,493
Cencora, Inc.	516	174,279
Centene Corp.*	1,241	51,067
Cigna Group (The)	710	195,413
CVS Health Corp.	3,375	267,840
DaVita, Inc.*	100	11,361
Elevance Health, Inc.	591	207,175
HCA Healthcare, Inc.	425	198,415
Henry Schein, Inc.*	274	20,709
Humana, Inc.	320	81,962
Labcorp Holdings, Inc.	221	55,444
McKesson Corp.	328	269,055
Molina Healthcare, Inc.*	137	23,775
Quest Diagnostics, Inc.	298	51,712
UnitedHealth Group, Inc.	2,416	797,546
Universal Health Services, Inc., Class B	150	32,703

		2,568,949

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	756	102,869
Bio-Techne Corp.	417	24,524
Charles River Laboratories International, Inc.*	131	26,132
Danaher Corp.	1,683	385,272
IQVIA Holdings, Inc.*	452	101,885
Mettler-Toledo International, Inc.*	54	75,286
Revvity, Inc.	309	29,896
Thermo Fisher Scientific, Inc.	1,002	580,609
Waters Corp.*	158	60,013
West Pharmaceutical Services, Inc.	191	52,552

		1,439,038

Pharmaceuticals (1.2%)
Bristol-Myers Squibb Co.	5,416	292,139
Eli Lilly & Co.	2,120	2,278,322
Johnson & Johnson	6,436	1,331,930

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Merck & Co., Inc.	6,621	$696,926
Pfizer, Inc.	15,128	376,687
Viatris, Inc.	3,102	38,620
Zoetis, Inc.	1,179	148,342

		5,162,966

Total Health Care		14,953,978

Industrials (3.0%)
Aerospace & Defense (0.8%)
Axon Enterprise, Inc.*	209	118,697
Boeing Co. (The)*	2,095	454,866
GE Aerospace	2,820	868,645
General Dynamics Corp.	679	228,592
Howmet Aerospace, Inc.	1,073	219,986
Huntington Ingalls Industries, Inc.	104	35,367
L3Harris Technologies, Inc.	498	146,198
Lockheed Martin Corp.	542	262,149
Northrop Grumman Corp.	358	204,135
RTX Corp.	3,585	657,489
Textron, Inc.	474	41,319
TransDigm Group, Inc.	150	199,478

		3,436,921

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	314	50,479
Expeditors International of Washington, Inc.	361	53,792
FedEx Corp.	577	166,672
United Parcel Service, Inc., Class B	1,958	194,214

		465,157

Building Products (0.2%)
A.O. Smith Corp.	304	20,332
Allegion plc	228	36,302
Builders FirstSource, Inc.*	294	30,250
Carrier Global Corp.	2,106	111,281
Johnson Controls International plc	1,626	194,714
Lennox International, Inc.	85	41,274
Masco Corp.	557	35,347
Trane Technologies plc	592	230,406

		699,906

Commercial Services & Supplies (0.2%)
Cintas Corp.	911	171,332
Copart, Inc.*	2,367	92,668
Republic Services, Inc.	535	113,382
Rollins, Inc.	781	46,876
Veralto Corp.	660	65,855
Waste Management, Inc.	986	216,634

		706,747

Construction & Engineering (0.1%)
Comfort Systems USA, Inc.	94	87,729
EMCOR Group, Inc.	119	72,803
Quanta Services, Inc.	396	167,136

		327,668

Electrical Equipment (0.3%)
AMETEK, Inc.	615	126,266
Eaton Corp. plc	1,036	329,976
Emerson Electric Co.	1,498	198,815
GE Vernova, Inc.	726	474,492
Generac Holdings, Inc.*	156	21,274
Hubbell, Inc., Class B	141	62,619
Rockwell Automation, Inc.	299	116,332

		1,329,774

Ground Transportation (0.3%)
CSX Corp.	4,960	179,800
JB Hunt Transport Services, Inc.	203	39,451
Norfolk Southern Corp.	597	172,366
Old Dominion Freight Line, Inc.	492	77,146
Uber Technologies, Inc.*	5,558	454,144
Union Pacific Corp.	1,578	365,023

		1,287,930

Industrial Conglomerates (0.1%)
3M Co.	1,417	226,862
Honeywell International, Inc.	1,689	329,507

		556,369

Machinery (0.6%)
Caterpillar, Inc.	1,248	714,942
Cummins, Inc.	367	187,335
Deere & Co.	670	311,932
Dover Corp.	365	71,263
Fortive Corp.	845	46,652
IDEX Corp.	200	35,588
Illinois Tool Works, Inc.	702	172,903
Ingersoll Rand, Inc.	962	76,210
Nordson Corp.	143	34,381
Otis Worldwide Corp.	1,044	91,193
PACCAR, Inc.	1,397	152,985
Parker-Hannifin Corp.	336	295,331
Pentair plc	436	45,405
Snap-on, Inc.	139	47,899
Stanley Black & Decker, Inc.	412	30,603
Westinghouse Air Brake Technologies Corp.	455	97,120
Xylem, Inc.	648	88,245

		2,499,987

Passenger Airlines (0.0%)†
Delta Air Lines, Inc.	1,726	119,784
Southwest Airlines Co.	1,397	57,738
United Airlines Holdings, Inc.*	861	96,277

		273,799

Professional Services (0.2%)
Automatic Data Processing, Inc.	1,078	277,294
Broadridge Financial Solutions, Inc.	312	69,629
Dayforce, Inc.*	425	29,393
Equifax, Inc.	329	71,387
Jacobs Solutions, Inc.	318	42,122
Leidos Holdings, Inc.	341	61,516
Paychex, Inc.	863	96,811
Paycom Software, Inc.	133	21,195
Verisk Analytics, Inc.	372	83,213

		752,560

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,054	122,557
United Rentals, Inc.	169	136,775

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
W.W. Grainger, Inc.	116	$117,050

		376,382

Total Industrials		12,713,200

Information Technology (12.7%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	2,761	361,774
Cisco Systems, Inc.	10,509	809,508
F5, Inc.*	153	39,055
Motorola Solutions, Inc.	443	169,811

		1,380,148

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	3,264	441,097
CDW Corp.	349	47,534
Corning, Inc.	2,074	181,599
Jabil, Inc.	286	65,214
Keysight Technologies, Inc.*	458	93,061
TE Connectivity plc	786	178,823
Teledyne Technologies, Inc.*	125	63,841
Trimble, Inc.*	633	49,595
Zebra Technologies Corp., Class A*	135	32,781

		1,153,545

IT Services (0.4%)
Accenture plc, Class A	1,659	445,110
Akamai Technologies, Inc.*	382	33,329
Cognizant Technology Solutions Corp., Class A	1,284	106,572
EPAM Systems, Inc.*	148	30,322
Gartner, Inc.*	192	48,438
GoDaddy, Inc., Class A*	359	44,545
International Business Machines Corp.	2,493	738,451
VeriSign, Inc.	224	54,421

		1,501,188

Semiconductors & Semiconductor Equipment (5.2%)
Advanced Micro Devices, Inc.*	4,352	932,024
Analog Devices, Inc.	1,309	355,001
Applied Materials, Inc.	2,129	547,132
Broadcom, Inc.	12,602	4,361,552
First Solar, Inc.*	285	74,451
Intel Corp.*	11,996	442,652
KLA Corp.	350	425,278
Lam Research Corp.	3,355	574,309
Microchip Technology, Inc.	1,436	91,502
Micron Technology, Inc.	2,993	854,232
Monolithic Power Systems, Inc.	127	115,108
NVIDIA Corp.	64,820	12,088,930
NXP Semiconductors NV	671	145,647
ON Semiconductor Corp.*	1,088	58,915
Qnity Electronics, Inc.	557	45,479
QUALCOMM, Inc.	2,863	489,716
Skyworks Solutions, Inc.	395	25,047
Teradyne, Inc.	417	80,715
Texas Instruments, Inc.	2,419	419,672

		22,127,362

Software (3.8%)
Adobe, Inc.*	1,114	389,889
AppLovin Corp., Class A*	724	487,846
Autodesk, Inc.*	569	168,430
Cadence Design Systems, Inc.*	725	226,621
Crowdstrike Holdings, Inc., Class A*	668	313,132
Datadog, Inc., Class A*	860	116,951
Fair Isaac Corp.*	63	106,509
Fortinet, Inc.*	1,681	133,488
Gen Digital, Inc.	1,491	40,540
Intuit, Inc.	746	494,165
Microsoft Corp.	19,827	9,588,734
Oracle Corp.	4,497	876,510
Palantir Technologies, Inc., Class A*	6,105	1,085,164
Palo Alto Networks, Inc.*	1,819	335,060
PTC, Inc.*	319	55,573
Roper Technologies, Inc.	286	127,307
Salesforce, Inc.	2,540	672,871
ServiceNow, Inc.*	2,765	423,570
Synopsys, Inc.*	497	233,451
Tyler Technologies, Inc.*	115	52,204
Workday, Inc., Class A*	575	123,499

		16,051,514

Technology Hardware, Storage & Peripherals (2.7%)
Apple, Inc.	39,418	10,716,178
Dell Technologies, Inc., Class C	807	101,585
Hewlett Packard Enterprise Co.	3,492	83,878
HP, Inc.	2,499	55,678
NetApp, Inc.	532	56,972
Sandisk Corp.*	367	87,118
Seagate Technology Holdings plc	580	159,726
Super Micro Computer, Inc.*	1,334	39,046
Western Digital Corp.	909	156,593

		11,456,774

Total Information Technology		53,670,531

Materials (0.7%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.	592	146,236
Albemarle Corp.	313	44,271
CF Industries Holdings, Inc.	415	32,096
Corteva, Inc.	1,807	121,123
Dow, Inc.	1,886	44,095
DuPont de Nemours, Inc.	1,114	44,783
Ecolab, Inc.	679	178,251
International Flavors & Fragrances, Inc.	682	45,960
Linde plc	1,248	532,135
LyondellBasell Industries NV, Class A	685	29,661
Mosaic Co. (The)	844	20,332
PPG Industries, Inc.	601	61,578
Sherwin-Williams Co. (The)	613	198,630

		1,499,151

Construction Materials (0.1%)
CRH plc	1,783	222,518
Martin Marietta Materials, Inc.	160	99,626
Vulcan Materials Co.	352	100,397

		422,541

Containers & Packaging (0.1%)
Amcor plc	6,134	51,157
Avery Dennison Corp.	207	37,649

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Ball Corp.	724	$38,350
International Paper Co.	1,405	55,343
Packaging Corp. of America	238	49,083
Smurfit WestRock plc	1,389	53,713

		285,295

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	3,820	194,018
Newmont Corp.	2,903	289,864
Nucor Corp.	611	99,660
Steel Dynamics, Inc.	368	62,358

		645,900

Total Materials		2,852,887

Real Estate (0.7%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	433	21,191
Healthpeak Properties, Inc. (REIT)	1,849	29,732
Ventas, Inc. (REIT)	1,250	96,725
Welltower, Inc. (REIT)	1,826	338,924

		486,572

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	1,701	30,159

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	2,469	315,192

Office REITs (0.0%)†
BXP, Inc. (REIT) (x)	392	26,452

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	780	125,416
CoStar Group, Inc.*	1,127	75,780

		201,196

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	378	68,535
Camden Property Trust (REIT)	284	31,263
Equity Residential (REIT)	925	58,312
Essex Property Trust, Inc. (REIT)	171	44,747
Invitation Homes, Inc. (REIT)	1,501	41,713
Mid-America Apartment Communities, Inc. (REIT)	312	43,340
UDR, Inc. (REIT)	802	29,417

		317,327

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	209	21,067
Kimco Realty Corp. (REIT)	1,802	36,527
Realty Income Corp. (REIT)	2,433	137,148
Regency Centers Corp. (REIT)	435	30,028
Simon Property Group, Inc. (REIT)	869	160,861

		385,631

Specialized REITs (0.3%)
American Tower Corp. (REIT)	1,246	218,760
Crown Castle, Inc. (REIT)	1,159	103,000
Digital Realty Trust, Inc. (REIT)	853	131,968
Equinix, Inc. (REIT)	263	201,500
Extra Space Storage, Inc. (REIT)	565	73,574
Iron Mountain, Inc. (REIT)	786	65,199
Public Storage (REIT)	420	108,990
SBA Communications Corp. (REIT)	286	55,321
VICI Properties, Inc. (REIT), Class A	2,837	79,776
Weyerhaeuser Co. (REIT)	1,920	45,485

		1,083,573

Total Real Estate		2,846,102

Utilities (0.8%)
Electric Utilities (0.6%)
Alliant Energy Corp.	684	44,467
American Electric Power Co., Inc.	1,423	164,086
Constellation Energy Corp.	831	293,567
Duke Energy Corp.	2,069	242,508
Edison International	1,024	61,460
Entergy Corp.	1,188	109,807
Evergy, Inc.	612	44,364
Eversource Energy	987	66,455
Exelon Corp.	2,687	117,126
FirstEnergy Corp.	1,383	61,917
NextEra Energy, Inc.	5,571	447,240
NRG Energy, Inc.	515	82,009
PG&E Corp.	5,848	93,977
Pinnacle West Capital Corp.	318	28,207
PPL Corp.	1,968	68,919
Southern Co. (The)	2,927	255,234
Xcel Energy, Inc.	1,574	116,256

		2,297,599

Gas Utilities (0.0%)†
Atmos Energy Corp.	427	71,578

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	1,895	27,174
Vistra Corp.	847	136,647

		163,821

Multi-Utilities (0.2%)
Ameren Corp.	720	71,899
CenterPoint Energy, Inc.	1,737	66,597
CMS Energy Corp.	796	55,664
Consolidated Edison, Inc.	960	95,347
Dominion Energy, Inc.	2,271	133,058
DTE Energy Co.	552	71,197
NiSource, Inc.	1,253	52,325
Public Service Enterprise Group, Inc.	1,328	106,638
Sempra	1,736	153,272
WEC Energy Group, Inc.	856	90,274

		896,271

Water Utilities (0.0%)†
American Water Works Co., Inc.	519	67,729

Total Utilities		3,496,998

Total Common Stocks (36.7%) (Cost $84,622,345)		155,863,475

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (39.2%)
Communication Services (3.0%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc. 2.750%, 6/1/31	$356,000	$326,868
2.250%, 2/1/32	402,000	352,592
4.500%, 5/15/35	861,000	828,499
British Telecommunications plc 9.625%, 12/15/30 (e)	175,000	213,478
Orange SA 9.000%, 3/1/31 (e)	297,000	357,215
Sprint Capital Corp. 8.750%, 3/15/32	200,000	242,056
Verizon Communications, Inc. 2.550%, 3/21/31	437,000	398,537
2.355%, 3/15/32	550,000	484,392
4.500%, 8/10/33	409,000	402,544
6.400%, 9/15/33	298,000	329,202
5.250%, 4/2/35 (x)	532,000	541,568

		4,476,951

Entertainment (0.2%)
Netflix, Inc. 4.900%, 8/15/34 (x)	600,000	614,522
Walt Disney Co. (The) 2.650%, 1/13/31 (x)	400,000	373,733

		988,255

Interactive Media & Services (0.4%)
Alphabet, Inc. 4.500%, 5/15/35	797,000	792,807
Meta Platforms, Inc. 3.850%, 8/15/32	500,000	485,204
4.950%, 5/15/33	153,000	157,351
4.750%, 8/15/34	214,000	216,075

		1,651,437

Media (0.8%)
Charter Communications Operating LLC
2.800%, 4/1/31	375,000	337,575
4.400%, 4/1/33	244,000	229,928
6.550%, 6/1/34	273,000	287,158
Comcast Corp.
4.950%, 5/15/32	156,000	160,025
4.250%, 1/15/33	391,000	381,952
5.300%, 5/15/35 (x)	1,738,000	1,781,039
Paramount Global 4.950%, 1/15/31	250,000	239,901

		3,417,578

Wireless Telecommunication Services (0.5%)
T-Mobile USA, Inc. 5.050%, 7/15/33	1,181,000	1,207,096
5.150%, 4/15/34	276,000	282,206
4.700%, 1/15/35 (x)	840,000	824,892

		2,314,194

Total Communication Services		12,848,415

Consumer Discretionary (1.8%)
Automobiles (0.2%)
Ford Motor Co. 3.250%, 2/12/32	469,000	413,719
General Motors Co. 5.600%, 10/15/32	500,000	523,374

		937,093

Broadline Retail (0.6%)
Amazon.com, Inc. 2.100%, 5/12/31	932,000	839,396
3.600%, 4/13/32	966,000	937,937
4.800%, 12/5/34	211,000	216,448
eBay, Inc. 2.600%, 5/10/31	420,000	383,736

		2,377,517

Hotels, Restaurants & Leisure (0.3%)
Marriott International, Inc. 5.300%, 5/15/34	379,000	391,642
McDonald’s Corp. 4.950%, 3/3/35	380,000	384,668
Starbucks Corp. 2.550%, 11/15/30	250,000	230,872
3.000%, 2/14/32	253,000	233,293

		1,240,475

Specialty Retail (0.7%)
AutoZone, Inc. 5.400%, 7/15/34	302,000	313,046
Home Depot, Inc. (The) 4.850%, 6/25/31	355,000	367,130
3.250%, 4/15/32	270,000	254,618
4.500%, 9/15/32	152,000	153,875
4.950%, 6/25/34	606,000	620,045
Lowe’s Cos., Inc. 2.625%, 4/1/31	390,000	358,070
3.750%, 4/1/32	300,000	287,707
5.150%, 7/1/33	321,000	331,613
4.850%, 10/15/35	252,000	250,444

		2,936,548

Total Consumer Discretionary		7,491,633

Consumer Staples (2.5%)
Beverages (0.6%)
Coca-Cola Co. (The) 1.375%, 3/15/31	320,000	280,226
2.250%, 1/5/32	333,000	300,833
5.000%, 5/13/34	365,000	381,098
Constellation Brands, Inc. 2.250%, 8/1/31	250,000	221,960
Diageo Capital plc 5.625%, 10/5/33	312,000	332,124
Keurig Dr Pepper, Inc. 2.250%, 3/15/31	200,000	178,225
PepsiCo, Inc. 3.900%, 7/18/32	400,000	393,211
4.800%, 7/17/34	371,000	379,699
5.000%, 7/23/35	172,000	175,740

		2,643,116

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Consumer Staples Distribution & Retail (0.7%)
Dollar General Corp. 5.450%, 7/5/33 (x)	$233,000	$241,783
Kroger Co. (The) 5.000%, 9/15/34	671,000	675,168
Target Corp. 4.500%, 9/15/32	500,000	505,771
Walmart, Inc. 1.800%, 9/22/31 (x)	1,322,000	1,175,906
4.900%, 4/28/35	246,000	253,093

		2,851,721

Food Products (0.3%)
General Mills, Inc. 5.250%, 1/30/35	202,000	205,899
JBS USA Holding Lux Sarl 5.750%, 4/1/33	146,000	152,404
6.750%, 3/15/34	264,000	291,109
Mondelez International, Inc. 4.750%, 8/28/34	373,000	371,794
Pilgrim’s Pride Corp. 6.250%, 7/1/33	179,000	191,287
Unilever Capital Corp. 5.900%, 11/15/32	100,000	109,243

		1,321,736

Household Products (0.3%)
Kimberly-Clark Corp. 2.000%, 11/2/31	436,000	392,122
Procter & Gamble Co. (The) 1.200%, 10/29/30	200,000	176,228
2.300%, 2/1/32	204,000	186,385
4.550%, 10/24/34	441,000	447,405

		1,202,140

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The) 4.650%, 5/15/33	248,000	249,508
Haleon US Capital LLC 3.625%, 3/24/32	361,000	343,821

		593,329

Tobacco (0.5%)
Altria Group, Inc. 2.450%, 2/4/32	320,000	282,735
5.625%, 2/6/35	294,000	305,634
BAT Capital Corp. 7.750%, 10/19/32	174,000	203,405
Philip Morris International, Inc. 5.750%, 11/17/32	350,000	374,431
5.375%, 2/15/33	426,000	445,794
5.250%, 2/13/34	274,000	283,285

		1,895,284

Total Consumer Staples		10,507,326

Energy (3.0%)
Oil, Gas & Consumable Fuels (3.0%)
BP Capital Markets America, Inc. 2.721%, 1/12/32	420,000	381,783
4.812%, 2/13/33	552,000	559,007
5.227%, 11/17/34	145,000	149,683
Burlington Resources LLC 7.200%, 8/15/31	100,000	113,544
Cheniere Energy Partners LP 4.000%, 3/1/31	440,000	427,808
Chevron USA, Inc. 4.819%, 4/15/32	361,000	371,000
4.980%, 4/15/35	231,000	236,413
ConocoPhillips Co. 5.050%, 9/15/33	332,000	341,046
Devon Energy Corp. 7.875%, 9/30/31	165,000	190,657
Diamondback Energy, Inc. 6.250%, 3/15/33	224,000	241,372
Enbridge, Inc. 5.700%, 3/8/33	300,000	316,320
Energy Transfer LP 5.750%, 2/15/33	326,000	342,018
5.550%, 5/15/34	281,000	288,774
5.600%, 9/1/34	421,000	432,667
5.700%, 4/1/35	437,000	452,242
Enterprise Products Operating LLC 5.350%, 1/31/33	100,000	104,465
4.950%, 2/15/35	274,000	276,762
Series D 6.875%, 3/1/33	100,000	113,293
EQT Corp. 5.750%, 2/1/34	290,000	303,019
Hess Corp. 7.300%, 8/15/31	210,000	241,163
Kinder Morgan Energy Partners LP 7.300%, 8/15/33	287,000	329,966
5.800%, 3/15/35	365,000	383,850
Kinder Morgan, Inc. 2.000%, 2/15/31 (x)	100,000	89,154
7.750%, 1/15/32	100,000	116,099
5.200%, 6/1/33	200,000	205,793
5.400%, 2/1/34	272,000	280,600
MPLX LP 4.950%, 9/1/32	390,000	392,145
5.500%, 6/1/34	408,000	416,302
Occidental Petroleum Corp. 6.625%, 9/1/30	228,000	244,600
5.375%, 1/1/32	1,192,000	1,217,511
ONEOK, Inc. 6.100%, 11/15/32	100,000	106,836
5.050%, 11/1/34	630,000	624,253
Phillips 66 Co. 5.300%, 6/30/33	384,000	396,625
Pioneer Natural Resources Co. 2.150%, 1/15/31	298,000	270,298
Shell Finance US, Inc. 4.125%, 5/11/35 (x)	406,000	389,687
Targa Resources Partners LP 4.000%, 1/15/32	200,000	190,799
TotalEnergies Capital SA 5.150%, 4/5/34	223,000	231,452
Valero Energy Corp. 2.800%, 12/1/31	200,000	182,435
7.500%, 4/15/32	50,000	57,278
Williams Cos., Inc. (The) 2.600%, 3/15/31	450,000	410,950
4.650%, 8/15/32	350,000	350,785

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
5.650%, 3/15/33	$100,000	$105,220

Total Energy		12,875,674

Financials (13.4%)
Banks (6.7%)
Banco Santander SA 2.749%, 12/3/30	200,000	181,434
2.958%, 3/25/31	200,000	185,424
6.921%, 8/8/33	400,000	443,029
Bank of America Corp. (SOFR + 1.32%), 2.687%, 4/22/32 (k)	1,100,000	1,009,362
(SOFR + 1.21%), 2.572%, 10/20/32 (k)	404,000	364,465
(SOFR + 1.83%), 4.571%, 4/27/33 (k)	1,000,000	998,449
(SOFR + 2.16%), 5.015%, 7/22/33 (k)	504,000	514,307
(SOFR + 1.91%), 5.288%, 4/25/34 (k)	500,000	515,843
(SOFR + 1.84%), 5.872%, 9/15/34 (k)	263,000	280,817
(SOFR + 1.31%), 5.511%, 1/24/36 (k)	1,311,000	1,368,081
Bank of Nova Scotia (The) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.588%, 5/4/37 (k)	399,000	388,425
Barclays plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33 (k)	600,000	686,359
(SOFR + 2.98%), 6.224%, 5/9/34 (k)	200,000	215,160
(SOFR + 2.62%), 6.692%, 9/13/34 (k)	252,000	278,959
(SOFR + 1.59%), 5.785%, 2/25/36 (k)	200,000	209,618
Citibank NA 5.570%, 4/30/34	394,000	416,665
Citigroup, Inc. (SOFR + 1.35%), 3.057%, 1/25/33 (k)	250,000	228,927
(SOFR + 1.94%), 3.785%, 3/17/33 (k)	700,000	667,382
(SOFR + 2.34%), 6.270%, 11/17/33 (k)	300,000	326,503
(SOFR + 2.66%), 6.174%, 5/25/34 (k)	250,000	266,058
(SOFR + 1.45%), 5.449%, 6/11/35 (k)	300,000	310,660
(SOFR + 1.83%), 6.020%, 1/24/36 (k)	770,000	807,261
HSBC Bank USA NA 5.875%, 11/1/34	250,000	264,364
HSBC Holdings plc (SOFR + 1.19%), 2.804%, 5/24/32 (k)	1,200,000	1,098,146
(SOFR + 2.87%), 5.402%, 8/11/33 (k)	400,000	414,875
(SOFR + 2.39%), 6.254%, 3/9/34 (k)	200,000	217,748
(SOFR + 3.02%), 7.399%, 11/13/34 (k)	249,000	284,166
JPMorgan Chase & Co. (SOFR + 1.07%), 1.953%, 2/4/32 (k)	518,000	462,788
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32 (k)	800,000	731,506
(SOFR + 1.26%), 2.963%, 1/25/33 (k)	423,000	387,994
(SOFR + 1.80%), 4.586%, 4/26/33 (k)	351,000	352,460
(SOFR + 2.08%), 4.912%, 7/25/33 (k)	187,000	190,318
(SOFR + 1.85%), 5.350%, 6/1/34 (k)	213,000	221,314
(SOFR + 1.81%), 6.254%, 10/23/34 (k)	315,000	346,057
(SOFR + 1.62%), 5.336%, 1/23/35 (k)	553,000	573,333
(SOFR + 1.49%), 5.766%, 4/22/35 (k)	650,000	692,607
(SOFR + 1.46%), 5.294%, 7/22/35 (k)	784,000	809,399
KeyBank NA 5.000%, 1/26/33	300,000	302,955
Lloyds Banking Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 4.976%, 8/11/33 (k)	200,000	203,220
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.679%, 1/5/35 (k)	261,000	275,059
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.133%, 7/20/33 (k)	400,000	410,815
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.27%), 5.615%, 4/24/36 (k)	434,000	454,659
Mizuho Financial Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.748%, 7/6/34 (k)	500,000	526,408
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.323%, 7/8/36 (k)	200,000	205,620
NatWest Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.778%, 3/1/35 (k)	388,000	410,695
PNC Financial Services Group, Inc. (The) (SOFR + 1.26%), 4.812%, 10/21/32 (k)	301,000	306,395

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
(United States SOFR Compounded Index + 2.14%), 6.037%, 10/28/33 (k)	$200,000	$215,946
(SOFR + 1.93%), 5.068%, 1/24/34 (k)	300,000	307,293
(SOFR + 2.28%), 6.875%, 10/20/34 (k)	367,000	415,833
(SOFR + 1.39%), 5.575%, 1/29/36 (k)	291,000	303,257
Royal Bank of Canada 5.000%, 2/1/33	250,000	256,966
5.150%, 2/1/34	425,000	442,678
Sumitomo Mitsui Financial Group, Inc. 5.424%, 7/9/31	414,000	432,961
5.766%, 1/13/33	200,000	213,141
Toronto-Dominion Bank (The) 3.200%, 3/10/32	372,000	346,705
Truist Financial Corp. (SOFR + 2.24%), 4.916%, 7/28/33 (k)	350,000	352,262
(SOFR + 2.36%), 5.867%, 6/8/34 (k)(x)	300,000	319,430
US Bancorp (SOFR + 2.11%), 4.967%, 7/22/33 (k)	350,000	352,076
(SOFR + 2.09%), 5.850%, 10/21/33 (k)	150,000	160,674
(SOFR + 1.60%), 4.839%, 2/1/34 (k)	200,000	201,538
(SOFR + 2.26%), 5.836%, 6/12/34 (k)	200,000	213,358
(SOFR + 1.86%), 5.678%, 1/23/35 (k)	193,000	203,951
(SOFR + 1.41%), 5.424%, 2/12/36 (k)(x)	233,000	242,609
Wells Fargo & Co. (SOFR + 2.10%), 4.897%, 7/25/33 (k)	902,000	916,543
(SOFR + 1.99%), 5.557%, 7/25/34 (k)	458,000	480,361
(SOFR + 2.06%), 6.491%, 10/23/34 (k)	375,000	415,142
(SOFR + 1.78%), 5.499%, 1/23/35 (k)	269,000	280,894
(SOFR + 1.74%), 5.605%, 4/23/36 (k)	562,000	590,091
Westpac Banking Corp. 2.150%, 6/3/31	150,000	135,517

		28,605,315

Capital Markets (3.1%)
Bank of New York Mellon Corp. (The) 1.800%, 7/28/31	250,000	220,140
(SOFR + 1.23%), 5.060%, 7/22/32 (k)	295,000	305,108
(United States SOFR Compounded Index + 2.07%), 5.834%, 10/25/33 (k)	200,000	215,396
Series J
(SOFR + 1.61%), 4.967%, 4/26/34 (k)	200,000	203,635
BlackRock, Inc. 1.900%, 1/28/31	173,000	155,605
4.750%, 5/25/33	200,000	204,390
Blue Owl Credit Income Corp. 6.650%, 3/15/31	356,000	366,571
Blue Owl Finance LLC 4.375%, 2/15/32	606,000	575,811
Brookfield Capital Finance LLC 6.087%, 6/14/33	200,000	214,152
Charles Schwab Corp. (The) (SOFR + 2.50%), 5.853%, 5/19/34 (k)	406,000	434,370
(SOFR + 2.01%), 6.136%, 8/24/34 (k)	381,000	415,299
Goldman Sachs Group, Inc. (The) (SOFR + 1.28%), 2.615%, 4/22/32 (k)	200,000	182,392
(SOFR + 1.25%), 2.383%, 7/21/32 (k)	650,000	582,228
(SOFR + 1.26%), 2.650%, 10/21/32 (k)	403,000	363,599
(SOFR + 1.41%), 3.102%, 2/24/33 (k)	678,000	624,525
(SOFR + 1.55%), 5.330%, 7/23/35 (k)	716,000	735,324
(SOFR + 1.42%), 5.016%, 10/23/35 (k)	608,000	610,861
Intercontinental Exchange, Inc. 4.600%, 3/15/33	300,000	303,037
Jefferies Financial Group, Inc. 6.200%, 4/14/34	322,000	339,694
Morgan Stanley (SOFR + 1.18%), 2.239%, 7/21/32 (k)	1,599,000	1,418,919
(SOFR + 2.56%), 6.342%, 10/18/33 (k)	500,000	548,227
(SOFR + 1.87%), 5.250%, 4/21/34 (k)	250,000	257,488
(SOFR + 1.58%), 5.831%, 4/19/35 (k)	1,816,000	1,930,178
Nasdaq, Inc. 5.550%, 2/15/34	383,000	402,435
Nomura Holdings, Inc. 2.999%, 1/22/32	200,000	181,468
5.783%, 7/3/34	365,000	385,251
S&P Global, Inc. 2.900%, 3/1/32	450,000	415,289
State Street Corp. (SOFR + 1.05%), 4.675%, 10/22/32 (k)	377,000	384,018
(SOFR + 1.73%), 4.164%, 8/4/33 (k)	200,000	195,991

		13,171,401

Consumer Finance (2.2%)
AerCap Ireland Capital DAC 5.375%, 12/15/31	1,079,000	1,117,267
3.400%, 10/29/33	678,000	612,545
Ally Financial, Inc. 8.000%, 11/1/31	195,000	221,425
American Express Co. (SOFR + 2.26%), 4.989%, 5/26/33 (k)	838,000	851,003

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
(SOFR + 1.42%), 5.284%, 7/26/35 (k)	$209,000	$214,854
(SOFR + 1.79%), 5.667%, 4/25/36 (k)	697,000	735,051
American Honda Finance Corp. 5.200%, 3/5/35	263,000	266,640
Capital One Financial Corp. (SOFR + 2.37%), 5.268%, 5/10/33 (k)	754,000	773,121
(SOFR + 2.86%), 6.377%, 6/8/34 (k)	200,000	216,675
Ford Motor Credit Co. LLC 6.050%, 3/5/31	750,000	768,750
7.122%, 11/7/33	545,000	585,248
General Motors Financial Co., Inc. 3.100%, 1/12/32	432,000	394,395
6.100%, 1/7/34	388,000	411,646
5.950%, 4/4/34	339,000	355,263
John Deere Capital Corp. 1.450%, 1/15/31	360,000	317,318
4.400%, 9/8/31	152,000	153,224
5.100%, 4/11/34	400,000	412,926
Toyota Motor Credit Corp. 5.550%, 11/20/30	342,000	361,743
5.350%, 1/9/35	437,000	458,698

		9,227,792

Financial Services (0.5%)
Fiserv, Inc. 5.450%, 3/15/34	429,000	434,536
Mastercard, Inc. 2.000%, 11/18/31	443,000	393,104
4.850%, 3/9/33	194,000	199,635
4.550%, 1/15/35	304,000	303,874
PayPal Holdings, Inc. 4.400%, 6/1/32	296,000	296,006
Visa, Inc. 1.100%, 2/15/31	363,000	315,441

		1,942,596

Insurance (0.9%)
Aon Corp. 5.350%, 2/28/33	358,000	373,105
Athene Holding Ltd. 5.875%, 1/15/34 (x)	249,000	258,384
Berkshire Hathaway Finance Corp. 2.875%, 3/15/32	677,000	630,936
Chubb INA Holdings LLC 1.375%, 9/15/30	335,000	294,881
5.000%, 3/15/34	287,000	293,437
MetLife, Inc. 5.375%, 7/15/33	302,000	318,291
5.300%, 12/15/34	363,000	377,657
5.700%, 6/15/35	613,000	655,042
Progressive Corp. (The) 3.000%, 3/15/32	168,000	155,182
Prudential Financial, Inc. 5.750%, 7/15/33	208,000	224,059
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.000%, 9/1/52 (k)	301,000	310,030

		3,891,004

Total Financials		56,838,108

Health Care (4.7%)
Biotechnology (0.9%)
AbbVie, Inc. 4.550%, 3/15/35	1,262,000	1,244,295
5.200%, 3/15/35	565,000	584,645
4.500%, 5/14/35	290,000	285,415
Amgen, Inc. 2.000%, 1/15/32	362,000	315,517
5.250%, 3/2/33	600,000	621,114
Gilead Sciences, Inc. 5.250%, 10/15/33	125,000	131,431
5.100%, 6/15/35	546,000	559,758

		3,742,175

Health Care Equipment & Supplies (0.2%)
Baxter International, Inc. 2.539%, 2/1/32	280,000	244,124
Becton Dickinson & Co. 1.957%, 2/11/31	50,000	44,512
5.110%, 2/8/34	354,000	361,596
GE HealthCare Technologies, Inc. 5.905%, 11/22/32	275,000	296,327

		946,559

Health Care Providers & Services (1.8%)
Cardinal Health, Inc. 5.350%, 11/15/34	226,000	232,934
Centene Corp. 2.500%, 3/1/31	286,000	246,489
2.625%, 8/1/31	267,000	229,476
Cigna Group (The) 5.400%, 3/15/33	250,000	260,589
5.250%, 2/15/34	360,000	370,062
CVS Health Corp. 5.250%, 2/21/33	293,000	301,882
4.875%, 7/20/35	768,000	756,809
Elevance Health, Inc. 2.550%, 3/15/31	200,000	182,811
HCA, Inc. 3.625%, 3/15/32	300,000	283,750
5.600%, 4/1/34	436,000	454,839
5.750%, 3/1/35	480,000	503,904
Humana, Inc. 5.375%, 4/15/31	367,000	379,194
5.875%, 3/1/33	200,000	210,252
Laboratory Corp. of America Holdings 4.800%, 10/1/34	675,000	669,769
McKesson Corp. 5.250%, 5/30/35	317,000	327,459
Quest Diagnostics, Inc. 6.400%, 11/30/33	269,000	297,794
UnitedHealth Group, Inc. 4.900%, 4/15/31	221,000	226,950
2.300%, 5/15/31	375,000	338,396
4.200%, 5/15/32	400,000	395,662
5.350%, 2/15/33	250,000	260,952
4.500%, 4/15/33	125,000	124,157
5.000%, 4/15/34	346,000	351,739

		7,405,869

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc. 2.300%, 3/12/31	$155,000	$140,242
Thermo Fisher Scientific, Inc. 5.086%, 8/10/33	350,000	362,969

		503,211

Pharmaceuticals (1.7%)
Astrazeneca Finance LLC 4.875%, 3/3/33	760,000	784,576
Bristol-Myers Squibb Co. 2.950%, 3/15/32	670,000	621,220
5.200%, 2/22/34	399,000	415,614
Eli Lilly & Co. 4.900%, 10/15/35	2,233,000	2,270,343
Johnson & Johnson 4.850%, 3/1/32	787,000	817,334
5.000%, 3/1/35	156,000	162,733
Merck & Co., Inc. 2.150%, 12/10/31	520,000	463,258
4.500%, 5/17/33	323,000	326,069
Pfizer Investment Enterprises Pte. Ltd. 4.750%, 5/19/33	550,000	556,000
Pfizer, Inc. 1.750%, 8/18/31	378,000	333,437
Takeda Pharmaceutical Co. Ltd. 5.300%, 7/5/34	365,000	376,361

		7,126,945

Total Health Care		19,724,759

Industrials (2.1%)
Aerospace & Defense (0.8%)
Boeing Co. (The) 3.250%, 2/1/35	1,501,000	1,315,226
General Electric Co. 6.750%, 3/15/32	160,000	181,140
L3Harris Technologies, Inc. 5.400%, 7/31/33	329,000	342,911
Lockheed Martin Corp. 4.700%, 12/15/31	173,000	177,424
5.250%, 1/15/33 (x)	281,000	294,932
Northrop Grumman Corp. 4.700%, 3/15/33	300,000	303,204
RTX Corp. 1.900%, 9/1/31	100,000	87,778
5.150%, 2/27/33	541,000	560,073

		3,262,688

Air Freight & Logistics (0.1%)
FedEx Corp. 2.400%, 5/15/31	250,000	227,007
United Parcel Service, Inc. 5.250%, 5/14/35	300,000	311,465

		538,472

Building Products (0.1%)
Carrier Global Corp. 2.700%, 2/15/31	417,000	386,476

Commercial Services & Supplies (0.1%)
Waste Management, Inc. 4.150%, 4/15/32	367,000	363,797

Ground Transportation (0.3%)
Canadian Pacific Railway Co. 2.450%, 12/2/31	225,000	202,445
CSX Corp. 4.100%, 11/15/32	225,000	221,039
Norfolk Southern Corp. 3.000%, 3/15/32	280,000	258,350
Uber Technologies, Inc. 4.800%, 9/15/34	296,000	295,375
Union Pacific Corp. 2.375%, 5/20/31	220,000	201,749
2.800%, 2/14/32	400,000	367,835

		1,546,793

Industrial Conglomerates (0.3%)
3M Co. 5.150%, 3/15/35	500,000	511,908
Honeywell International, Inc. 1.750%, 9/1/31	447,000	390,889
5.000%, 2/15/33	225,000	231,732

		1,134,529

Machinery (0.4%)
Caterpillar, Inc. 5.200%, 5/15/35	226,000	234,870
Cummins, Inc. 5.150%, 2/20/34	257,000	266,618
5.300%, 5/9/35	232,000	240,488
Deere & Co. 5.450%, 1/16/35	449,000	473,847
Ingersoll Rand, Inc. 5.700%, 8/14/33	320,000	339,139

		1,554,962

Trading Companies & Distributors (0.0%)†
Air Lease Corp. 2.875%, 1/15/32	284,000	254,961

Total Industrials		9,042,678

Information Technology (3.5%)
Communications Equipment (0.3%)
Cisco Systems, Inc. 5.100%, 2/24/35	1,009,000	1,037,388
Motorola Solutions, Inc. 5.400%, 4/15/34	336,000	347,064

		1,384,452

IT Services (0.2%)
IBM International Capital Pte. Ltd. 4.900%, 2/5/34 (x)	595,000	601,606
International Business Machines Corp. 5.000%, 2/10/32	289,000	296,777

		898,383

Semiconductors & Semiconductor Equipment (1.4%)
Broadcom, Inc. 2.450%, 2/15/31	500,000	457,292
4.300%, 11/15/32	150,000	147,897

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
3.419%, 4/15/33	$400,000	$370,101
4.800%, 10/15/34	1,026,000	1,028,187
5.200%, 7/15/35	1,606,000	1,647,793
Intel Corp. 4.150%, 8/5/32	200,000	192,622
5.200%, 2/10/33	500,000	510,135
Micron Technology, Inc. 2.703%, 4/15/32	365,000	327,206
5.875%, 2/9/33	329,000	349,864
NVIDIA Corp. 2.000%, 6/15/31	430,000	387,096
NXP BV 2.650%, 2/15/32	267,000	239,496
QUALCOMM, Inc. 1.650%, 5/20/32	188,000	160,738
Texas Instruments, Inc. 4.900%, 3/14/33	198,000	204,383

		6,022,810

Software (1.0%)
Intuit, Inc. 5.200%, 9/15/33	329,000	344,097
Oracle Corp. 2.875%, 3/25/31	300,000	269,063
5.250%, 2/3/32	147,000	146,773
6.250%, 11/9/32	675,000	704,260
4.700%, 9/27/34	1,117,000	1,035,064
Roper Technologies, Inc. 1.750%, 2/15/31	200,000	175,512
Salesforce, Inc. 1.950%, 7/15/31	313,000	278,130
Synopsys, Inc. 5.150%, 4/1/35	411,000	417,526
VMware LLC 2.200%, 8/15/31	264,000	234,406
Workday, Inc. 3.800%, 4/1/32	422,000	403,185

		4,008,016

Technology Hardware, Storage & Peripherals (0.6%)
Apple, Inc. 1.650%, 2/8/31	250,000	222,727
4.500%, 5/12/32	303,000	309,628
4.750%, 5/12/35	519,000	532,157
Dell International LLC 4.750%, 10/6/32	381,000	380,777
5.400%, 4/15/34	328,000	337,484
5.500%, 4/1/35	226,000	232,632
Hewlett Packard Enterprise Co. 4.850%, 10/15/31	368,000	371,270
NetApp, Inc. 5.500%, 3/17/32	221,000	230,094

		2,616,769

Total Information Technology		14,930,430

Materials (0.4%)
Chemicals (0.2%)
Air Products and Chemicals, Inc. 4.800%, 3/3/33	657,000	670,206
Dow Chemical Co. (The) 2.100%, 11/15/30	200,000	176,890
4.250%, 10/1/34	239,000	218,473

		1,065,569

Metals & Mining (0.2%)
ArcelorMittal SA 6.800%, 11/29/32	317,000	355,284
BHP Billiton Finance USA Ltd. 5.250%, 9/8/33	329,000	341,931

		697,215

Total Materials		1,762,784

Real Estate (1.6%)
Diversified REITs (0.2%)
Equinix Europe 2 Financing Corp. LLC (REIT) 5.500%, 6/15/34	356,000	368,618
Simon Property Group LP (REIT) 2.200%, 2/1/31	412,000	372,741
VICI Properties LP (REIT) 5.125%, 5/15/32	279,000	280,833

		1,022,192

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT) 3.375%, 8/15/31	200,000	186,775
Welltower OP LLC (REIT) 2.800%, 6/1/31	400,000	370,406

		557,181

Hotel & Resort REITs (0.2%)
Host Hotels & Resorts LP (REIT) 5.700%, 7/1/34	600,000	620,802

Industrial REITs (0.2%)
Prologis LP (REIT) 4.750%, 6/15/33	387,000	390,322
5.125%, 1/15/34	358,000	367,861

		758,183

Office REITs (0.2%)
Boston Properties LP (REIT) 3.250%, 1/30/31	461,000	432,334
6.500%, 1/15/34	267,000	287,606

		719,940

Residential REITs (0.0%)†
AvalonBay Communities, Inc. (REIT) 2.050%, 1/15/32	110,000	96,538

Retail REITs (0.1%)
Realty Income Corp. (REIT) 3.250%, 1/15/31	250,000	237,810
5.625%, 10/13/32	200,000	211,921

		449,731

Specialized REITs (0.6%)
American Tower Corp. (REIT) 4.050%, 3/15/32	379,000	369,057
5.400%, 1/31/35	267,000	274,916

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Crown Castle, Inc. (REIT) 2.250%, 1/15/31	$250,000	$223,562
2.100%, 4/1/31	260,000	229,457
5.800%, 3/1/34	198,000	207,467
Equinix, Inc. (REIT) 2.500%, 5/15/31 (x)	344,000	311,526
3.900%, 4/15/32	150,000	143,928
Extra Space Storage LP (REIT) 2.350%, 3/15/32	368,000	322,122
Public Storage Operating Co. (REIT) 5.100%, 8/1/33	230,000	238,118
Weyerhaeuser Co. (REIT) 7.375%, 3/15/32	206,000	234,869

		2,555,022

Total Real Estate		6,779,589

Utilities (3.2%)
Electric Utilities (2.4%)
American Electric Power Co., Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.950%, 12/15/54 (k)	160,000	171,600
Appalachian Power Co. Series AA 2.700%, 4/1/31	200,000	182,998
CenterPoint Energy Houston Electric LLC 5.150%, 3/1/34	260,000	265,721
DTE Electric Co. 5.200%, 3/1/34	271,000	279,884
5.250%, 5/15/35	441,000	453,905
Duke Energy Corp. 2.550%, 6/15/31	400,000	364,319
4.500%, 8/15/32	980,000	978,345
5.450%, 6/15/34	242,000	252,086
Duke Energy Ohio, Inc. 5.300%, 6/15/35	439,000	452,911
Entergy Corp. 2.400%, 6/15/31	784,000	703,469
Eversource Energy 5.850%, 4/15/31	522,000	550,284
Exelon Corp. 3.350%, 3/15/32	250,000	233,303
5.300%, 3/15/33	292,000	303,706
Georgia Power Co. 4.700%, 5/15/32	400,000	405,755
NextEra Energy Capital Holdings, Inc. 5.050%, 2/28/33	200,000	204,808
5.250%, 3/15/34	720,000	741,124
5.450%, 3/15/35	798,000	825,447
Pacific Gas and Electric Co. 2.500%, 2/1/31	200,000	179,322
5.700%, 3/1/35	556,000	571,790
PPL Electric Utilities Corp. 4.850%, 2/15/34	395,000	399,403
Public Service Electric & Gas Co. 1.900%, 8/15/31	150,000	132,485
Southern California Edison Co. 5.950%, 11/1/32	150,000	158,948
Southern Co. (The) 4.850%, 3/15/35	311,000	307,142
Series 2025 (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.07%), 6.375%, 3/15/55 (k)	498,000	518,542
Xcel Energy, Inc. 5.600%, 4/15/35	463,000	479,224

		10,116,521

Gas Utilities (0.1%)
CenterPoint Energy Resources Corp. 5.400%, 3/1/33	9,000	9,369
5.400%, 7/1/34	277,000	285,769

		295,138

Multi-Utilities (0.7%)
Ameren Corp. 3.500%, 1/15/31	250,000	240,391
CMS Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.96%), 6.500%, 6/1/55 (k)	314,000	322,635
Consolidated Edison Co. of New York, Inc. 2.400%, 6/15/31	390,000	356,315
Dominion Energy, Inc. 5.375%, 11/15/32	315,000	326,812
5.450%, 3/15/35	373,000	382,468
Series C 2.250%, 8/15/31	279,000	248,539
Series F 5.250%, 8/1/33	274,000	281,064
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.53%), 6.375%, 3/31/55 (k)	302,000	312,570
Public Service Enterprise Group, Inc. 2.450%, 11/15/31	100,000	89,439
5.450%, 4/1/34	358,000	369,479
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.400%, 10/1/54 (k)	90,000	91,350

		3,021,062

Total Utilities		13,432,721

Total Corporate Bonds		166,234,117

Total Long-Term Debt Securities (39.2%) (Cost $162,757,421)		166,234,117

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $121)	119	190

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (23.5%)
BlackRock Liquidity FedFund, Institutional Shares 3.65% (7 day yield) (xx)	500,000	$500,000
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	3,009,775	3,009,775
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	96,338,135	96,376,671

Total Investment Companies		99,886,446

Total Short-Term Investments (23.5%) (Cost $99,881,605)		99,886,446

Total Investments in Securities (99.4%) (Cost $347,261,492)		421,984,228
Other Assets Less Liabilities (0.6%)		2,565,874

Net Assets (100%)		$424,550,102

*	Non-income producing.
†	Percent shown is less than 0.05%.
(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2025. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2025.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $3,429,601. This was collateralized by cash of $3,509,775 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CME	— Chicago Mercantile Exchange
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	480	3/2026	USD	69,650,400	84,822
Russell 2000 E-Mini Index	78	3/2026	USD	9,742,200	(294,041)
S&P 500 E-Mini Index	24	3/2026	USD	8,271,000	(68,917)
S&P Midcap 400 E-Mini Index	31	3/2026	USD	10,308,120	(160,854)

					(438,990)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$16,496,242	$—	$—	$16,496,242
Consumer Discretionary	16,228,277	—	—	16,228,277
Consumer Staples	7,355,465	—	—	7,355,465
Energy	4,383,556	—	—	4,383,556
Financials	20,866,239	—	—	20,866,239
Health Care	14,953,978	—	—	14,953,978
Industrials	12,713,200	—	—	12,713,200
Information Technology	53,670,531	—	—	53,670,531
Materials	2,852,887	—	—	2,852,887

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Real Estate	$2,846,102	$—	$—	$2,846,102
Utilities	3,496,998	—	—	3,496,998
Corporate Bonds
Communication Services	—	12,848,415	—	12,848,415
Consumer Discretionary	—	7,491,633	—	7,491,633
Consumer Staples	—	10,507,326	—	10,507,326
Energy	—	12,875,674	—	12,875,674
Financials	—	56,838,108	—	56,838,108
Health Care	—	19,724,759	—	19,724,759
Industrials	—	9,042,678	—	9,042,678
Information Technology	—	14,930,430	—	14,930,430
Materials	—	1,762,784	—	1,762,784
Real Estate	—	6,779,589	—	6,779,589
Utilities	—	13,432,721	—	13,432,721
Futures	84,822	—	—	84,822
Rights
Health Care	—	190	—	190
Short-Term Investments
Investment Companies	99,886,446	—	—	99,886,446

Total Assets	$255,834,743	$166,234,307	$—	$422,069,050

Liabilities:
Futures	$(523,812)	$—	$—	$(523,812)

Total Liabilities	$(523,812)	$—	$—	$(523,812)

Total	$255,310,931	$166,234,307	$—	$421,545,238

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$84,822	*

Total		$84,822

	Liability Derivatives
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(523,812	)*

Total		$(523,812)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$6,080,543	$6,080,543

Total	$6,080,543	$6,080,543

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$2,567,773	$2,567,773

Total	$2,567,773	$2,567,773

^	The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$85,810,000
Average notional value of contracts — short	25,897,000

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$93,546,853
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$85,274,922

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$79,970,319
Aggregate gross unrealized depreciation	(5,292,301)

Net unrealized appreciation	$74,678,018

Federal income tax cost of investments in securities and derivative instruments, if applicable	$346,867,220

For the period ended December 31, 2025, the Portfolio incurred approximately $135 as brokerage commissions with Invesco Capital Markets Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $347,261,492)	$421,984,228
Cash	499,772
Cash held as collateral at broker for futures	4,133,280
Dividends, interest and other receivables	2,553,513
Receivable for Portfolio shares sold	42,095
Securities lending income receivable	1,625
Other assets	2,039

Total assets	429,216,552

LIABILITIES
Payable for return of collateral on securities loaned	3,509,775
Due to broker for futures variation margin	648,780
Investment management fees payable	256,129
Distribution fees payable – Class IB	89,672
Administrative fees payable	44,417
Payable for Portfolio shares repurchased	13,905
Accrued expenses	103,772

Total liabilities	4,666,450

Commitments and contingent liabilities^

NET ASSETS	$424,550,102

Net assets were comprised of:
Paid in capital	$362,186,041
Total distributable earnings (loss)	62,364,061

Net assets	$424,550,102

Class IB
Net asset value, offering and redemption price per share, $424,550,102 / 33,465,177 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.69

(x)	Includes value of securities on loan of $3,429,601.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Interest	$7,876,499
Dividends (net of $290 foreign withholding tax)	5,494,726
Securities lending (net)	21,269

Total income	13,392,494

EXPENSES
Investment management fees	3,130,410
Distribution fees – Class IB	978,251
Administrative fees	488,955
Professional fees	78,592
Printing and mailing expenses	31,645
Custodian fees	29,600
Trustees’ fees	12,999
Miscellaneous	37,925

Gross expenses	4,788,377
Less: Waiver from investment manager	(389,349)

Net expenses	4,399,028

NET INVESTMENT INCOME (LOSS)	8,993,466

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	2,388,412
Futures contracts	6,080,543

Net realized gain (loss)	8,468,955

Change in unrealized appreciation (depreciation) on:
Investments in securities	26,825,303
Futures contracts	2,567,773

Net change in unrealized appreciation (depreciation)	29,393,076

NET REALIZED AND UNREALIZED GAIN (LOSS)	37,862,031

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$46,855,497

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,993,466	$8,574,607
Net realized gain (loss)	8,468,955	6,942,885
Net change in unrealized appreciation (depreciation)	29,393,076	16,773,956

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	46,855,497	32,291,448

Distributions to shareholders:
Class IB	(19,087,315)	(8,634,247)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,962,409 and 4,713,389 shares, respectively ]	36,837,516	55,042,782
Capital shares issued in reinvestment of dividends [ 1,510,047 and 715,079 shares, respectively ]	19,087,315	8,634,247
Capital shares repurchased [ (2,163,565) and (1,963,905) shares, respectively ]	(26,913,942)	(22,963,157)

Total Class IB transactions	29,010,889	40,713,872

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	29,010,889	40,713,872

TOTAL INCREASE (DECREASE) IN NET ASSETS	56,779,071	64,371,073
NET ASSETS:
Beginning of year	367,771,031	303,399,958

End of year	$424,550,102	$367,771,031

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025		2024		2023		2022		2021
Net asset value, beginning of year	$11.80		$10.96		$9.70		$11.61		$11.43

Income (loss) from investment operations:
Net investment income (loss) (e)	0.28		0.29		0.26		0.13		0.03
Net realized and unrealized gain (loss)	1.21		0.84		1.25		(1.96)		1.11

Total from investment operations	1.49		1.13		1.51		(1.83)		1.14

Less distributions:
Dividends from net investment income	(0.28)		(0.29)		(0.25)		(0.06)		(0.03)
Distributions from net realized gains	(0.32)		—		—		(0.02)		(0.93)

Total dividends and distributions	(0.60)		(0.29)		(0.25)		(0.08)		(0.96)

Net asset value, end of year	$12.69		$11.80		$10.96		$9.70		$11.61

Total return	12.63%		10.21%		15.57%		(15.73)%		10.13%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$424,550		$367,771		$303,400		$227,656		$100,635
Ratio of expenses to average net assets:
After waivers (f)	1.12	%(j)	1.12	%(j)	1.12	%(j)	1.16	%(k)	1.17	%(o)
Before waivers (f)	1.22%		1.23%		1.23%		1.27%		1.29%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.30%		2.52%		2.54%		1.25%		0.25%
Before waivers (f)	2.20%		2.41%		2.43%		1.14%		0.14%
Portfolio turnover rate^	28%		21%		12%		123%		42%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.6%)
Entertainment (2.3%)
Liberty Media Corp.-Liberty Formula One, Class A*	45,381	$4,056,154
Liberty Media Corp.-Liberty Formula One, Class C*	304,665	30,012,549

		34,068,703

Interactive Media & Services (0.3%)
Ziff Davis, Inc.*	104,531	3,674,264

Total Communication Services		37,742,967

Consumer Discretionary (7.8%)
Hotels, Restaurants & Leisure (3.9%)
Aramark	641,801	23,656,785
DoorDash, Inc., Class A*	116,339	26,348,457
Entain plc	755,335	7,805,167

		57,810,409

Specialty Retail (2.3%)
Burlington Stores, Inc.*	36,415	10,518,473
CarMax, Inc.*	219,204	8,470,042
Wayfair, Inc., Class A*	139,817	14,039,025

		33,027,540

Textiles, Apparel & Luxury Goods (1.6%)
Gildan Activewear, Inc.	375,268	23,439,239

Total Consumer Discretionary		114,277,188

Consumer Staples (0.6%)
Consumer Staples Distribution & Retail (0.6%)
Dollar Tree, Inc.*	72,929	8,970,996

Total Consumer Staples		8,970,996

Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
ONEOK, Inc.	75,374	5,539,989

Total Energy		5,539,989

Financials (9.7%)
Capital Markets (4.0%)
Cboe Global Markets, Inc.	41,435	10,400,185
Charles Schwab Corp. (The)	96,330	9,624,330
LPL Financial Holdings, Inc.	108,920	38,902,957

		58,927,472

Financial Services (1.9%)
WEX, Inc.*	185,368	27,616,125

Insurance (3.8%)
Intact Financial Corp.	157,440	32,775,003
W.R. Berkley Corp.	146,014	10,238,502
Willis Towers Watson plc	40,275	13,234,365

		56,247,870

Total Financials		142,791,467

Health Care (16.1%)
Biotechnology (3.7%)
Argenx SE (ADR)*	21,267	17,884,484
Ascendis Pharma A/S (ADR)*	49,030	10,455,157
Bridgebio Pharma, Inc.*	88,334	6,756,668
Revolution Medicines, Inc.*	133,152	10,605,557
Vaxcyte, Inc.*	192,153	8,865,939

		54,567,805

Health Care Equipment & Supplies (7.7%)
Boston Scientific Corp.*	346,823	33,069,573
Cooper Cos., Inc. (The)*	104,583	8,571,623
Globus Medical, Inc., Class A*	138,769	12,115,921
ICU Medical, Inc.*	90,208	12,869,975
Lantheus Holdings, Inc.*	72,071	4,796,325
Medline, Inc., Class A*	173,274	7,277,508
STERIS plc	47,524	12,048,285
Teleflex, Inc.	186,696	22,784,380

		113,533,590

Life Sciences Tools & Services (4.7%)
Illumina, Inc.*	80,718	10,586,973
Revvity, Inc.	360,680	34,895,790
Waters Corp.*	59,933	22,764,351

		68,247,114

Total Health Care		236,348,509

Industrials (28.0%)
Aerospace & Defense (0.7%)
StandardAero, Inc.*	351,786	10,089,222

Commercial Services & Supplies (5.4%)
Cimpress plc*	141,248	9,405,704
Clean Harbors, Inc.*	88,743	20,808,459
RB Global, Inc.	196,305	20,193,895
Rentokil Initial plc	1,093,461	6,595,840
Rentokil Initial plc (ADR) (x)	413,601	12,184,686
Veralto Corp.	92,267	9,206,401

		78,394,985

Construction & Engineering (2.1%)
API Group Corp.*	808,048	30,915,917

Electrical Equipment (1.5%)
Sensata Technologies Holding plc	650,355	21,650,318

Ground Transportation (4.4%)
Canadian Pacific Kansas City Ltd.	229,185	16,874,892
JB Hunt Transport Services, Inc.	182,104	35,390,091
TFI International, Inc.	119,360	12,335,856

		64,600,839

Machinery (1.6%)
Ingersoll Rand, Inc.	296,802	23,512,654

Passenger Airlines (1.8%)
Ryanair Holdings plc (ADR)	368,649	26,612,771

Professional Services (7.5%)
Broadridge Financial Solutions, Inc.	98,773	22,043,170
Dayforce, Inc.*	375,460	25,966,814
SS&C Technologies Holdings, Inc.	491,374	42,955,915
TransUnion	133,364	11,435,963
UL Solutions, Inc., Class A	90,866	7,165,693

		109,567,555

Trading Companies & Distributors (3.0%)
Ferguson Enterprises, Inc.	199,071	44,319,177

Total Industrials		409,663,438

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Information Technology (22.7%)
Electronic Equipment, Instruments & Components (7.2%)
CDW Corp.	85,074	$11,587,079
Flex Ltd.*	841,482	50,842,342
TE Connectivity plc	51,434	11,701,749
Teledyne Technologies, Inc.*	62,398	31,868,531

		105,999,701

Semiconductors & Semiconductor Equipment (4.9%)
KLA Corp.	14,082	17,110,757
NXP Semiconductors NV	126,504	27,458,958
ON Semiconductor Corp.*	489,148	26,487,364

		71,057,079

Software (10.6%)
AppLovin Corp., Class A*	87,963	59,271,229
Constellation Software, Inc.	14,421	34,686,889
Descartes Systems Group, Inc. (The)*	82,899	7,266,926
Dynatrace, Inc.*	106,472	4,614,497
PTC, Inc.*	156,607	27,282,506
Topicus.com, Inc.*	66,577	6,167,546
Workday, Inc., Class A*	74,839	16,073,920

		155,363,513

Total Information Technology		332,420,293

Materials (1.4%)
Chemicals (1.4%)
Corteva, Inc.	317,221	21,263,324

Total Materials		21,263,324

Real Estate (3.0%)
Real Estate Management & Development (2.1%)
CoStar Group, Inc.*	331,831	22,312,316
FirstService Corp.	55,405	8,617,140

		30,929,456

Specialized REITs (0.9%)
Lamar Advertising Co. (REIT), Class A	99,693	12,619,140

Total Real Estate		43,548,596

Utilities (4.8%)
Electric Utilities (2.1%)
Alliant Energy Corp.	464,877	30,221,654

Multi-Utilities (2.7%)
Ameren Corp.	219,496	21,918,871
DTE Energy Co.	140,281	18,093,443

		40,012,314

Total Utilities		70,233,968

Total Common Stocks (97.1%) (Cost $964,548,565)		1,422,800,735

SHORT-TERM INVESTMENTS:
Investment Companies (1.3%)
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	18,474,512	18,481,902

Total Short-Term Investments (1.3%) (Cost $18,481,902)		18,481,902

Total Investments in Securities (98.4%) (Cost $983,030,467)		1,441,282,637
Other Assets Less Liabilities (1.6%)		23,642,742

Net Assets (100%)		$1,464,925,379

*	Non-income producing.
(x)

All or a portion of security is on loan at December 31, 2025, the Portfolio had loaned securities with a total value of $5,806,271. This was collateralized by $6,020,729 of various U.S. Government Treasury Securities, ranging from 0.250% – 4.625%, maturing 5/31/27 – 2/15/52.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$37,742,967	$—	$—	$37,742,967
Consumer Discretionary	106,472,021	7,805,167	—	114,277,188

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Consumer Staples	$8,970,996	$—	$—	$8,970,996
Energy	5,539,989	—	—	5,539,989
Financials	142,791,467	—	—	142,791,467
Health Care	236,348,509	—	—	236,348,509
Industrials	403,067,598	6,595,840	—	409,663,438
Information Technology	332,420,293	—	—	332,420,293
Materials	21,263,324	—	—	21,263,324
Real Estate	43,548,596	—	—	43,548,596
Utilities	70,233,968	—	—	70,233,968
Short-Term Investments
Investment Companies	18,481,902	—	—	18,481,902

Total Assets	$1,426,881,630	$14,401,007	$—	$1,441,282,637

Total Liabilities	$—	$—	$—	$—

Total	$1,426,881,630	$14,401,007	$—	$1,441,282,637

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$283,381,189
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$401,444,097

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$550,906,172
Aggregate gross unrealized depreciation	(93,039,680)

Net unrealized appreciation	$457,866,492

Federal income tax cost of investments in securities and derivative instruments, if applicable	$983,416,145

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $983,030,467)	$1,441,282,637
Cash	24,669,001
Foreign cash (Cost $287)	289
Dividends, interest and other receivables	662,474
Receivable for Portfolio shares sold	199,929
Securities lending income receivable	2,709
Other assets	5,913

Total assets	1,466,822,952

LIABILITIES
Investment management fees payable	845,323
Payable for Portfolio shares repurchased	462,398
Distribution fees payable – Class IB	277,564
Administrative fees payable	112,381
Payable for securities purchased	104,164
Accrued expenses	95,743

Total liabilities	1,897,573

Commitments and contingent liabilities^

NET ASSETS	$1,464,925,379

Net assets were comprised of:
Paid in capital	$985,936,002
Total distributable earnings (loss)	478,989,377

Net assets	$1,464,925,379

Class IB
Net asset value, offering and redemption price per share, $1,300,006,814 / 62,285,365 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.87

Class K
Net asset value, offering and redemption price per share, $164,918,565 / 7,335,507 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.48

(x)	Includes value of securities on loan of $5,806,271.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $330,893 foreign withholding tax)	$11,226,366
Interest	796,195
Securities lending (net)	22,839

Total income	12,045,400

EXPENSES
Investment management fees	9,669,650
Distribution fees – Class IB	3,156,908
Administrative fees	1,294,438
Professional fees	107,132
Custodian fees	96,700
Printing and mailing expenses	82,838
Trustees’ fees	49,329
Miscellaneous	33,727

Total expenses	14,490,722

NET INVESTMENT INCOME (LOSS)	(2,445,322)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	136,061,704
Foreign currency transactions	(4,880)

Net realized gain (loss)	136,056,824

Change in unrealized appreciation (depreciation) on:
Investments in securities	(21,164,240)
Foreign currency translations	(20)

Net change in unrealized appreciation (depreciation)	(21,164,260)

NET REALIZED AND UNREALIZED GAIN (LOSS)	114,892,564

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$112,447,242

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,445,322)	$(843,835)
Net realized gain (loss)	136,056,824	118,272,283
Net change in unrealized appreciation (depreciation)	(21,164,260)	74,808,212

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	112,447,242	192,236,660

Distributions to shareholders:
Class IB	(113,381,750)	(99,391,886)
Class K	(13,525,057)	(12,392,520)

Total distributions to shareholders	(126,906,807)	(111,784,406)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 66,128 shares, respectively ]	—	1,400,239
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (5,544,844) shares, respectively ]	—	(118,878,262)
Capital shares repurchased [ 0 and (439,761) shares, respectively ]	—	(9,382,317)

Total Class IA transactions	—	(126,860,340)

Class IB
Capital shares sold [ 3,568,821 and 2,187,904 shares, respectively ]	78,013,530	47,257,598
Capital shares issued in connection with share class combination (Note 1) [ 0 and 5,673,026 shares, respectively ]	—	118,878,262
Capital shares issued in reinvestment of dividends and distributions [ 5,338,262 and 4,527,051 shares, respectively ]	113,381,750	99,391,886
Capital shares repurchased [ (7,391,145) and (6,986,464) shares, respectively ]	(158,990,032)	(151,921,046)

Total Class IB transactions	32,405,248	113,606,700

Class K
Capital shares sold [ 803,834 and 115,443 shares, respectively ]	16,573,053	2,635,366
Capital shares issued in reinvestment of dividends and distributions [ 591,396 and 528,804 shares, respectively ]	13,525,057	12,392,520
Capital shares repurchased [ (1,579,814) and (1,268,298) shares, respectively ]	(36,134,202)	(29,094,201)

Total Class K transactions	(6,036,092)	(14,066,315)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	26,369,156	(27,319,955)

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,909,591	53,132,299
NET ASSETS:
Beginning of year	1,453,015,788	1,399,883,489

End of year	$1,464,925,379	$1,453,015,788

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025	2024		2023	2022	2021
Net asset value, beginning of year	$21.12	$19.98		$18.34	$23.58	$22.55

Income (loss) from investment operations†:
Net investment income (loss) (e)	(0.04)	(0.02)		(0.01)	(0.03)	(0.09)
Net realized and unrealized gain (loss)	1.76	2.90		3.07	(3.86)	3.79

Total from investment operations	1.72	2.88		3.06	(3.89)	3.70

Less distributions:
Dividends from net investment income	—	—	#	(0.01)	—	(0.02)
Distributions from net realized gains	(1.97)	(1.74)		(1.41)	(1.35)	(2.65)

Total dividends and distributions	(1.97)	(1.74)		(1.42)	(1.35)	(2.67)

Net asset value, end of year	$20.87	$21.12		$19.98	$18.34	$23.58

Total return	8.05%	14.16	%(aa)	17.01%	(16.57)%	16.83%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,300,007	$1,283,414		$1,106,355	$1,007,762	$1,291,116
Ratio of expenses to average net assets:
After waivers (f)	1.04%	1.05%		1.05%	1.05%	1.04%
Before waivers (f)	1.04%	1.05%		1.05%	1.05%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.20)%	(0.09)%		(0.03)%	(0.13)%	(0.35)%
Before waivers (f)	(0.20)%	(0.09)%		(0.03)%	(0.13)%	(0.35)%
Portfolio turnover rate^	20%	14%		14%	19%	18%

	Year Ended December 31,
Class K	2025	2024		2023	2022	2021
Net asset value, beginning of year	$22.55	$21.18		$19.36	$24.75	$23.53

Income (loss) from investment operations†:
Net investment income (loss) (e)	0.01 *	0.04		0.05	0.03	(0.03)
Net realized and unrealized gain (loss)	1.89	3.07		3.24	(4.07)	3.98

Total from investment operations	1.90	3.11		3.29	(4.04)	3.95

Less distributions:
Dividends from net investment income	—	—	#	(0.06)	—	(0.08)
Distributions from net realized gains	(1.97)	(1.74)		(1.41)	(1.35)	(2.65)

Total dividends and distributions	(1.97)	(1.74)		(1.47)	(1.35)	(2.73)

Net asset value, end of year	$22.48	$22.55		$21.18	$19.36	$24.75

Total return	8.34%	14.44	%(aa)	17.30%	(16.39)%	17.17%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$164,919	$169,601		$172,532	$166,197	$183,383
Ratio of expenses to average net assets:
After waivers (f)	0.79%	0.80%		0.80%	0.80%	0.79%
Before waivers (f)	0.79%	0.80%		0.80%	0.80%	0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.05%	0.16%		0.22%	0.13%	(0.11)%
Before waivers (f)	0.05%	0.16%		0.22%	0.13%	(0.11)%
Portfolio turnover rate^	20%	14%		14%	19%	18%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period may not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

*	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a litigation payment. Without this income, the total return would have been 14.05% for Class IB and 14.34% for Class K.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (49.7%)
iShares Core S&P 500 ETF	190,818	$130,698,881
iShares Russell 2000 ETF	262,635	64,650,232
State Street SPDR Portfolio S&P 500 ETF	1,629,182	130,692,980
Vanguard S&P 500 ETF	225,446	141,383,950

Total Exchange Traded Funds (49.7%) (Cost $364,598,111)		467,426,043

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (35.7%)
U.S. Treasury Notes
4.000%, 1/15/27	$1,665,000	1,672,970
1.500%, 1/31/27	2,356,000	2,305,608
4.125%, 1/31/27#	11,328,000	11,400,722
2.250%, 2/15/27	1,358,000	1,339,117
4.125%, 2/15/27	1,311,000	1,319,495
1.125%, 2/28/27	522,000	507,920
1.875%, 2/28/27	1,544,000	1,515,358
4.125%, 2/28/27	2,017,000	2,030,849
4.250%, 3/15/27	1,371,000	1,382,619
0.625%, 3/31/27	940,000	907,507
2.500%, 3/31/27	1,243,000	1,227,608
3.875%, 3/31/27	2,017,000	2,025,921
4.500%, 4/15/27	1,888,000	1,911,314
0.500%, 4/30/27	1,062,000	1,021,180
2.750%, 4/30/27	1,458,000	1,443,786
3.750%, 4/30/27	2,016,000	2,022,471
2.375%, 5/15/27	1,918,000	1,889,053
4.500%, 5/15/27	1,434,000	1,452,985
0.500%, 5/31/27	1,231,000	1,180,844
2.625%, 5/31/27	1,161,000	1,147,191
3.875%, 5/31/27	2,353,000	2,365,374
4.625%, 6/15/27	1,751,000	1,779,077
0.500%, 6/30/27	1,144,000	1,094,712
3.250%, 6/30/27	1,650,000	1,644,589
3.750%, 6/30/27	1,700,000	1,706,846
4.375%, 7/15/27	1,491,000	1,510,886
0.375%, 7/31/27	1,331,000	1,268,014
2.750%, 7/31/27	1,103,000	1,090,652
3.875%, 7/31/27	2,351,000	2,365,054
2.250%, 8/15/27	1,043,000	1,022,856
3.750%, 8/15/27	1,977,000	1,985,611
0.500%, 8/31/27	1,438,000	1,369,310
3.125%, 8/31/27	1,561,000	1,552,186
3.625%, 8/31/27	1,704,000	1,707,959
3.375%, 9/15/27	1,439,000	1,436,637
0.375%, 9/30/27	1,458,000	1,382,162
3.500%, 9/30/27	1,702,000	1,702,694
4.125%, 9/30/27	1,339,000	1,353,487
3.875%, 10/15/27	1,438,000	1,447,909
0.500%, 10/31/27	1,424,000	1,349,500
3.500%, 10/31/27	2,356,000	2,356,954
4.125%, 10/31/27	1,550,000	1,567,411
2.250%, 11/15/27	1,056,000	1,032,654
4.125%, 11/15/27	1,717,000	1,736,976
0.625%, 11/30/27	1,507,000	1,428,301
3.375%, 11/30/27	1,699,000	1,695,950
3.875%, 11/30/27	1,290,000	1,299,432
4.000%, 12/15/27	1,972,000	1,991,588
0.625%, 12/31/27	1,914,000	1,809,550
3.375%, 12/31/27	1,698,000	1,694,949
3.875%, 12/31/27	1,314,000	1,323,961
4.250%, 1/15/28	2,024,000	2,054,341
0.750%, 1/31/28	1,509,000	1,426,951
3.500%, 1/31/28	1,034,000	1,034,320
2.750%, 2/15/28	2,090,000	2,058,740
4.250%, 2/15/28	1,440,000	1,462,426
1.125%, 2/29/28	1,836,000	1,746,507
4.000%, 2/29/28	1,034,000	1,044,924
3.875%, 3/15/28	1,717,000	1,731,296
1.250%, 3/31/28	1,680,000	1,599,247
3.625%, 3/31/28	1,031,000	1,033,989
3.750%, 4/15/28	2,030,000	2,041,149
1.250%, 4/30/28	1,534,000	1,457,483
3.500%, 4/30/28	1,509,000	1,509,031
2.875%, 5/15/28	2,094,000	2,064,646
3.750%, 5/15/28	2,031,000	2,042,744
1.250%, 5/31/28	2,022,000	1,917,624
3.625%, 5/31/28	1,496,000	1,500,276
3.875%, 6/15/28	1,500,000	1,513,417
1.250%, 6/30/28	1,703,000	1,612,203
4.000%, 6/30/28	1,032,000	1,044,317
3.875%, 7/15/28	1,975,000	1,992,471
1.000%, 7/31/28	2,058,000	1,931,503
4.125%, 7/31/28	1,584,000	1,608,051
2.875%, 8/15/28	1,578,000	1,553,067
3.625%, 8/15/28	1,381,000	1,384,987
1.125%, 8/31/28	1,785,000	1,677,231
4.375%, 8/31/28	1,114,000	1,137,872
3.375%, 9/15/28	1,378,000	1,372,905
1.250%, 9/30/28	1,501,000	1,412,234
4.625%, 9/30/28	1,757,000	1,807,168
3.500%, 10/15/28	1,378,000	1,377,236
1.375%, 10/31/28	1,406,000	1,325,030
4.875%, 10/31/28	1,209,000	1,252,251
3.125%, 11/15/28	1,772,000	1,752,700
3.500%, 11/15/28	1,377,000	1,376,019
1.500%, 11/30/28	1,717,000	1,621,016
4.375%, 11/30/28	1,865,000	1,907,999
3.500%, 12/15/28	1,376,000	1,374,925
1.375%, 12/31/28	1,900,000	1,784,355
3.750%, 12/31/28	1,889,000	1,900,438
1.750%, 1/31/29	1,594,000	1,510,795
4.000%, 1/31/29	1,771,000	1,794,238
2.625%, 2/15/29	1,476,000	1,435,525
1.875%, 2/28/29	1,508,000	1,432,789
4.250%, 2/28/29	1,870,000	1,908,698
2.375%, 3/31/29	1,719,000	1,657,169
4.125%, 3/31/29	2,136,000	2,172,719
2.875%, 4/30/29	1,034,000	1,011,543
4.625%, 4/30/29	1,820,000	1,879,785
2.375%, 5/15/29	1,691,000	1,627,063
2.750%, 5/31/29	1,489,000	1,449,681
4.500%, 5/31/29	2,044,000	2,103,883
3.250%, 6/30/29	1,429,000	1,413,440
4.250%, 6/30/29	1,769,000	1,807,885
2.625%, 7/31/29	862,000	834,262
4.000%, 7/31/29	2,265,000	2,295,689
1.625%, 8/15/29	1,086,000	1,014,392
3.125%, 8/31/29	1,326,000	1,304,460
3.625%, 8/31/29	2,383,000	2,384,117
3.500%, 9/30/29	2,382,000	2,372,580
3.875%, 9/30/29	1,119,000	1,129,228

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
4.000%, 10/31/29	$1,091,000	$1,105,997
4.125%, 10/31/29	1,767,000	1,798,337
1.750%, 11/15/29	1,259,000	1,176,378
3.875%, 11/30/29	1,266,000	1,277,374
4.125%, 11/30/29	2,046,000	2,082,604
3.875%, 12/31/29	1,085,000	1,094,842
4.375%, 12/31/29	1,729,000	1,776,386
3.500%, 1/31/30	1,092,000	1,086,455
4.250%, 1/31/30	2,044,000	2,090,948
1.500%, 2/15/30	1,423,000	1,307,890
4.000%, 2/28/30	3,229,000	3,272,641
3.625%, 3/31/30	1,308,000	1,306,467
4.000%, 3/31/30	2,379,000	2,411,338
3.500%, 4/30/30	881,000	875,425
3.875%, 4/30/30	1,763,000	1,778,182
0.625%, 5/15/30	2,721,000	2,389,803
3.750%, 5/31/30	1,292,000	1,296,106
4.000%, 5/31/30	2,382,000	2,414,194
3.750%, 6/30/30	1,338,000	1,342,390
3.875%, 6/30/30	1,731,000	1,745,470
3.875%, 7/31/30	1,736,000	1,750,241
4.000%, 7/31/30	1,083,000	1,097,582
0.625%, 8/15/30	3,001,000	2,613,449
3.625%, 8/31/30	1,732,000	1,727,399
4.125%, 8/31/30	843,000	858,548
3.625%, 9/30/30	1,731,000	1,725,861
4.625%, 9/30/30	778,000	809,120
3.625%, 10/31/30	1,730,000	1,724,324
4.875%, 10/31/30	1,370,000	1,440,534
0.875%, 11/15/30	3,127,000	2,736,125
3.500%, 11/30/30	1,727,000	1,711,349
4.375%, 11/30/30	1,388,000	1,429,206
3.625%, 12/31/30	1,727,000	1,720,389
3.750%, 12/31/30	1,227,000	1,228,821
4.000%, 1/31/31	1,254,000	1,269,675
1.125%, 2/15/31	3,241,000	2,855,878
4.250%, 2/28/31	990,000	1,013,745
4.125%, 3/31/31	1,027,000	1,045,534
4.625%, 4/30/31	1,330,000	1,385,809
1.625%, 5/15/31	2,984,000	2,675,809
4.625%, 5/31/31	968,000	1,008,764
4.250%, 6/30/31	1,062,000	1,087,223
4.125%, 7/31/31	1,569,000	1,596,506
1.250%, 8/15/31	3,620,000	3,157,601
3.750%, 8/31/31	1,578,000	1,574,425
3.625%, 9/30/31	1,538,000	1,524,588
4.125%, 10/31/31	1,339,000	1,361,177
1.375%, 11/15/31	3,187,000	2,779,163
4.125%, 11/30/31	1,338,000	1,359,847
4.500%, 12/31/31	1,494,000	1,548,042
4.375%, 1/31/32	1,338,000	1,377,120
1.875%, 2/15/32	2,927,000	2,614,226
4.125%, 2/29/32	1,614,000	1,639,042
4.125%, 3/31/32	1,615,000	1,639,316
4.000%, 4/30/32	1,336,000	1,346,653
2.875%, 5/15/32	2,635,000	2,487,959
4.125%, 5/31/32	1,617,000	1,640,565
4.000%, 6/30/32	967,000	974,001
4.000%, 7/31/32	1,571,000	1,581,649
2.750%, 8/15/32	2,640,000	2,464,527
3.875%, 8/31/32	968,000	966,942
3.875%, 9/30/32	967,000	965,490
3.750%, 10/31/32	963,000	953,905
4.125%, 11/15/32	3,150,000	3,190,718
3.750%, 11/30/32	962,000	952,406
3.875%, 12/31/32	963,000	960,141
3.500%, 2/15/33	2,837,000	2,761,433
3.375%, 5/15/33	2,564,000	2,469,255
3.875%, 8/15/33	3,497,000	3,474,032
4.500%, 11/15/33	3,235,000	3,346,211
4.000%, 2/15/34	3,566,000	3,561,891
4.375%, 5/15/34	3,764,000	3,853,393
3.875%, 8/15/34	3,852,000	3,800,249
4.250%, 11/15/34	3,851,000	3,899,142
4.625%, 2/15/35	3,839,000	3,992,264
4.250%, 5/15/35	3,852,000	3,891,728
4.250%, 8/15/35	3,207,000	3,236,936
4.000%, 11/15/35	2,050,000	2,024,695

Total U.S. Treasury Obligations		336,274,639

Total Long-Term Debt Securities (35.7%) (Cost $334,415,350)		336,274,639

Total Investments in Securities (85.4%) (Cost $699,013,461)		803,700,682
Other Assets Less Liabilities (14.6%)		137,157,632

Net Assets (100%)		$940,858,314

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $8,957,135.

Glossary:

EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	977	3/2026	EUR	67,064,633	610,564
FTSE 100 Index	217	3/2026	GBP	29,077,937	422,999
TOPIX Index	215	3/2026	JPY	46,852,815	594,293

					1,627,856

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$467,426,043	$—	$—	$467,426,043
Futures	1,627,856	—	—	1,627,856
U.S. Treasury Obligations	—	336,274,639	—	336,274,639

Total Assets	$469,053,899	$336,274,639	$—	$805,328,538

Total Liabilities	$—	$—	$—	$—

Total	$469,053,899	$336,274,639	$—	$805,328,538

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$1,627,856	*

Total		$1,627,856

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(2,228,594)	$(2,228,594)

Total	$(2,228,594)	$(2,228,594)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$12,079,700	$12,079,700

Total	$12,079,700	$12,079,700

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$233,109,000
Average notional value of contracts — short	8,328,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$344,052,618
Long-term U.S. government debt securities	374,618,085

$718,670,703

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$351,722,235
Long-term U.S. government debt securities	64,527,396

$416,249,631

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$104,975,550
Aggregate gross unrealized depreciation	(26,221)

Net unrealized appreciation	$104,949,329

Federal income tax cost of investments in securities and derivative instruments, if applicable	$700,379,209

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (Cost $699,013,461)	$803,700,682
Cash	145,843,219
Receivable for securities sold	6,432,473
Dividends, interest and other receivables	2,909,228
Due from broker for futures variation margin	1,500,565
Receivable for Portfolio shares sold	485,937
Other assets	4,038

Total assets	960,876,142

LIABILITIES
Payable for securities purchased	18,913,478
Investment management fees payable	589,255
Distribution fees payable – Class IB	198,752
Payable for Portfolio shares repurchased	123,706
Administrative fees payable	98,446
Accrued expenses	94,191

Total liabilities	20,017,828

Commitments and contingent liabilities^

NET ASSETS	$940,858,314

Net assets were comprised of:
Paid in capital	$830,996,372
Total distributable earnings (loss)	109,861,942

Net assets	$940,858,314

Class IB
Net asset value, offering and redemption price per share, $940,858,314 / 74,528,843 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.62

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Interest	$16,894,221
Dividends	8,296,016

Total income	25,190,237

EXPENSES
Investment management fees	6,784,200
Distribution fees – Class IB	2,136,397
Administrative fees	1,067,074
Professional fees	96,098
Printing and mailing expenses	53,699
Custodian fees	46,000
Trustees’ fees	28,156
Miscellaneous	34,429

Gross expenses	10,246,053
Less: Waiver from investment manager	(739,956)

Net expenses	9,506,097

NET INVESTMENT INCOME (LOSS)	15,684,140

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	385,469
Futures contracts	(2,228,594)
Foreign currency transactions	(205,283)

Net realized gain (loss)	(2,048,408)

Change in unrealized appreciation (depreciation) on:
Investments in securities	64,345,074
Futures contracts	12,079,700
Foreign currency translations	16,340

Net change in unrealized appreciation (depreciation)	76,441,114

NET REALIZED AND UNREALIZED GAIN (LOSS)	74,392,706

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$90,076,846

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,684,140	$20,111,802
Net realized gain (loss)	(2,048,408)	51,797,343
Net change in unrealized appreciation (depreciation)	76,441,114	2,015,171

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	90,076,846	73,924,316

Distributions to shareholders:
Class IB	(26,391,559)	(46,342,289)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 8,913,165 and 13,002,119 shares, respectively ]	107,490,082	154,964,670
Capital shares issued in reinvestment of dividends [ 2,092,302 and 3,878,341 shares, respectively ]	26,391,559	46,342,289
Capital shares repurchased [ (3,505,462) and (3,676,979) shares, respectively ]	(42,598,984)	(43,949,119)

Total Class IB transactions	91,282,657	157,357,840

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	91,282,657	157,357,840

TOTAL INCREASE (DECREASE) IN NET ASSETS	154,967,944	184,939,867
NET ASSETS:
Beginning of year	785,890,370	600,950,503

End of year	$940,858,314	$785,890,370

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025		2024		2023		2022		2021
Net asset value, beginning of year	$11.72		$11.16		$10.02		$11.67		$11.57

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.22		0.34		0.27		0.04		(0.09)
Net realized and unrealized gain (loss)	1.04		0.96		1.12		(1.62)		1.54

Total from investment operations	1.26		1.30		1.39		(1.58)		1.45

Less distributions:
Dividends from net investment income	(0.22)		(0.34)		(0.25)		(0.04)		—
Distributions from net realized gains	(0.14)		(0.40)		—		(0.03)		(1.35)

Total dividends and distributions	(0.36)		(0.74)		(0.25)		(0.07)		(1.35)

Net asset value, end of year	$12.62		$11.72		$11.16		$10.02		$11.67

Total return	10.81%		11.52%		13.86%		(13.50)%		12.77%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$940,858		$785,890		$600,951		$433,895		$341,188
Ratio of expenses to average net assets:
After waivers (f)	1.11	%(j)	1.10	%(j)	1.10	%(j)	1.14	%(k)	1.15	%(o)
Before waivers (f)	1.20%		1.21%		1.21%		1.21%		1.21%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.83%		2.86%		2.57%		0.42%		(0.74)%
Before waivers (f)(x)	1.75%		2.75%		2.45%		0.35%		(0.79)%
Portfolio turnover rate^	67%		10%		11%		75%		7%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (11.1%)
Entertainment (1.3%)
Netflix, Inc.*	222,973	$20,905,949
ROBLOX Corp., Class A*	192,080	15,564,242
Spotify Technology SA*	1,944	1,128,900

		37,599,091

Interactive Media & Services (9.8%)
Alphabet, Inc., Class C	626,667	196,648,105
Meta Platforms, Inc., Class A	144,433	95,338,779

		291,986,884

Total Communication Services		329,585,975

Consumer Discretionary (13.0%)
Automobiles (3.9%)
Tesla, Inc.*	255,234	114,783,834

Broadline Retail (5.8%)
Alibaba Group Holding Ltd. (ADR)	185,508	27,191,763
Amazon.com, Inc.*	498,470	115,056,845
MercadoLibre, Inc.*	7,398	14,901,495
Sea Ltd. (ADR)*	124,057	15,825,952

		172,976,055

Hotels, Restaurants & Leisure (1.8%)
Booking Holdings, Inc.	5,046	27,022,995
DoorDash, Inc., Class A*	52,444	11,877,517
McDonald’s Corp.	48,255	14,748,176

		53,648,688

Household Durables (0.4%)
DR Horton, Inc.	79,491	11,449,089

Specialty Retail (1.1%)
AutoZone, Inc.*	2,323	7,878,454
Carvana Co.*	56,843	23,988,883

		31,867,337

Total Consumer Discretionary		384,725,003

Consumer Staples (3.2%)
Beverages (0.6%)
Coca-Cola Co. (The)	257,894	18,029,370

Consumer Staples Distribution & Retail (1.5%)
Walmart, Inc.	405,563	45,183,774

Tobacco (1.1%)
Philip Morris International, Inc.	193,163	30,983,345

Total Consumer Staples		94,196,489

Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Cheniere Energy, Inc.	11,105	2,158,701

Total Energy		2,158,701

Financials (8.0%)
Capital Markets (3.7%)
Charles Schwab Corp. (The)	187,654	18,748,511
Goldman Sachs Group, Inc. (The)	64,724	56,892,396
Intercontinental Exchange, Inc.	13,447	2,177,876
Robinhood Markets, Inc., Class A*	282,926	31,998,931

		109,817,714

Consumer Finance (0.8%)
SoFi Technologies, Inc.*	901,757	$23,607,998

Financial Services (3.5%)
Berkshire Hathaway, Inc., Class B*	21,705	10,910,018
Mastercard, Inc., Class A	147,128	83,992,433
Visa, Inc., Class A	30,074	10,547,252

		105,449,703

Total Financials		238,875,415

Health Care (9.5%)
Biotechnology (4.6%)
AbbVie, Inc.	108,123	24,705,024
Alnylam Pharmaceuticals, Inc.*	34,399	13,678,762
Gilead Sciences, Inc.	177,305	21,762,416
Insmed, Inc.*	258,415	44,974,547
Natera, Inc.*	140,343	32,151,178

		137,271,927

Health Care Equipment & Supplies (0.9%)
Abbott Laboratories	151,305	18,957,003
Intuitive Surgical, Inc.*	15,569	8,817,659

		27,774,662

Health Care Providers & Services (0.9%)
Hims & Hers Health, Inc.*	260,189	8,448,337
McKesson Corp.	20,967	17,199,020

		25,647,357

Pharmaceuticals (3.1%)
Eli Lilly & Co.	56,926	61,177,234
Johnson & Johnson	142,961	29,585,779

		90,763,013

Total Health Care		281,456,959

Industrials (6.3%)
Aerospace & Defense (2.3%)
GE Aerospace	126,503	38,966,719
Rocket Lab Corp.*	80,283	5,600,542
RTX Corp.	106,220	19,480,748
TransDigm Group, Inc.	3,000	3,989,550

		68,037,559

Building Products (0.3%)
Trane Technologies plc	21,384	8,322,653

Construction & Engineering (0.5%)
Quanta Services, Inc.	36,802	15,532,652

Electrical Equipment (1.4%)
GE Vernova, Inc.	65,276	42,662,435

Ground Transportation (0.3%)
Uber Technologies, Inc.*	106,527	8,704,321

Industrial Conglomerates (1.2%)
3M Co.	219,860	35,199,586

Machinery (0.3%)
Deere & Co.	21,224	9,881,258

Total Industrials		188,340,464

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Information Technology (46.8%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	20,392	$2,671,964
Ciena Corp.*	71,208	16,653,415
Lumentum Holdings, Inc.*	14,091	5,193,801

		24,519,180

Electronic Equipment, Instruments & Components (1.2%)
Amphenol Corp., Class A	172,372	23,294,352
Celestica, Inc.*	41,768	12,347,039

		35,641,391

IT Services (4.1%)
Cloudflare, Inc., Class A*	132,339	26,090,634
International Business Machines Corp.	142,683	42,264,131
Shopify, Inc., Class A*	233,723	37,622,391
Snowflake, Inc., Class A*	33,718	7,396,381
Twilio, Inc., Class A*	49,834	7,088,388

		120,461,925

Semiconductors & Semiconductor Equipment (18.5%)
Advanced Micro Devices, Inc.*	119,777	25,651,442
Broadcom, Inc.	498,845	172,650,255
Lam Research Corp.	14,416	2,467,731
NVIDIA Corp.	1,712,883	319,452,679
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	92,501	28,110,129

		548,332,236

Software (14.6%)
AppLovin Corp., Class A*	41,607	28,035,629
Crowdstrike Holdings, Inc., Class A*	35,814	16,788,171
Intuit, Inc.	33,799	22,389,133
Microsoft Corp.	548,476	265,253,963
Oracle Corp.	169,414	33,020,483
Palantir Technologies, Inc., Class A*	260,465	46,297,654
Palo Alto Networks, Inc.*	40,548	7,468,942
ServiceNow, Inc.*	93,545	14,330,158

		433,584,133

Technology Hardware, Storage & Peripherals (7.6%)
Apple, Inc.	774,081	210,441,661
Western Digital Corp.	92,226	15,887,773

		226,329,434

Total Information Technology		1,388,868,299

Utilities (0.3%)
Independent Power and Renewable Electricity Producers (0.3%)
Vistra Corp.	50,297	8,114,415

Total Utilities		8,114,415

Total Common Stocks (98.3%) (Cost $1,572,293,641)		2,916,321,720

EXCHANGE TRADED FUNDS (ETF):
Equity (0.2%)
Invesco QQQ Trust	7,249	4,453,133

Total Exchange Traded Funds (0.2%) (Cost $4,375,631)		4,453,133

Total Investments in Securities (98.5%) (Cost $1,576,669,272)		2,920,774,853
Other Assets Less Liabilities (1.5%)		45,429,873

Net Assets (100%)		$2,966,204,726

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$329,585,975	$—	$—	$329,585,975
Consumer Discretionary	384,725,003	—	—	384,725,003
Consumer Staples	94,196,489	—	—	94,196,489
Energy	2,158,701	—	—	2,158,701
Financials	238,875,415	—	—	238,875,415
Health Care	281,456,959	—	—	281,456,959
Industrials	188,340,464	—	—	188,340,464
Information Technology	1,388,868,299	—	—	1,388,868,299

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Utilities	$8,114,415	$—	$—	$8,114,415
Exchange Traded Fund	4,453,133	—	—	4,453,133

Total Assets	$2,920,774,853	$—	$—	$2,920,774,853

Total Liabilities	$—	$—	$—	$—

Total	$2,920,774,853	$—	$—	$2,920,774,853

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,783,785,829
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,923,820,473

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,386,426,660
Aggregate gross unrealized depreciation	(48,534,499)

Net unrealized appreciation	$1,337,892,161

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,582,882,692

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (Cost $1,576,669,272)	$2,920,774,853
Cash	47,619,183
Dividends, interest and other receivables	711,135
Receivable for Portfolio shares sold	460,501
Other assets	11,139

Total assets	2,969,576,811

LIABILITIES
Investment management fees payable	1,537,370
Payable for Portfolio shares repurchased	803,761
Distribution fees payable – Class IB	573,690
Administrative fees payable	227,207
Payable for securities purchased	100,858
Accrued expenses	129,199

Total liabilities	3,372,085

Commitments and contingent liabilities^

NET ASSETS	$2,966,204,726

Net assets were comprised of:
Paid in capital	$1,559,780,420
Total distributable earnings (loss)	1,406,424,306

Net assets	$2,966,204,726

Class IB
Net asset value, offering and redemption price per share, $2,691,022,053 / 38,410,787 shares outstanding (unlimited amount authorized: $0.01 par value)	$70.06

Class K
Net asset value, offering and redemption price per share, $275,182,673 / 3,624,973 shares outstanding (unlimited amount authorized: $0.01 par value)	$75.91

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $56,236 foreign withholding tax)	$17,763,388
Interest	3,030,097

Total income	20,793,485

EXPENSES
Investment management fees	19,712,153
Distribution fees – Class IB	6,374,536
Administrative fees	2,553,305
Professional fees	172,950
Printing and mailing expenses	147,648
Trustees’ fees	94,154
Custodian fees	92,000
Miscellaneous	59,345

Gross expenses	29,206,091
Less: Waiver from investment manager	(2,800,284)

Net expenses	26,405,807

NET INVESTMENT INCOME (LOSS)	(5,612,322)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	451,533,533

Change in unrealized appreciation (depreciation) on:
Investments in securities	(50,432,360)
Foreign currency translations	180

Net change in unrealized appreciation (depreciation)	(50,432,180)

NET REALIZED AND UNREALIZED GAIN (LOSS)	401,101,353

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$395,489,031

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(5,612,322)	$(6,706,717)
Net realized gain (loss)	451,533,533	198,577,190
Net change in unrealized appreciation (depreciation)	(50,432,180)	547,392,383

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	395,489,031	739,262,856

Distributions to shareholders:
Class IB	(403,112,946)	(124,089,099)
Class K	(38,684,032)	(12,701,683)

Total distributions to shareholders	(441,796,978)	(136,790,782)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 155,552 shares, respectively ]	—	10,048,883
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (3,579,821) shares, respectively ]	—	(254,208,522)
Capital shares repurchased [ 0 and (381,443) shares, respectively ]	—	(24,486,984)

Total Class IA transactions	—	(268,646,623)

Class IB
Capital shares sold [ 1,622,559 and 1,728,012 shares, respectively ]	119,707,781	116,509,618
Capital shares issued in connection with share class combination (Note 1) [ 0 and 3,644,095 shares, respectively ]	—	254,208,522
Capital shares issued in reinvestment of dividends and distributions [ 5,640,440 and 1,678,978 shares, respectively ]	403,112,946	124,089,099
Capital shares repurchased [ (3,882,930) and (3,427,044) shares, respectively ]	(289,577,517)	(231,997,553)

Total Class IB transactions	233,243,210	262,809,686

Class K
Capital shares sold [ 278,436 and 107,935 shares, respectively ]	20,115,778	7,682,264
Capital shares issued in reinvestment of dividends and distributions [ 499,975 and 160,833 shares, respectively ]	38,684,032	12,701,683
Capital shares repurchased [ (712,983) and (1,412,081) shares, respectively ]	(57,134,947)	(100,996,317)

Total Class K transactions	1,664,863	(80,612,370)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	234,908,073	(86,449,307)

TOTAL INCREASE (DECREASE) IN NET ASSETS	188,600,126	516,022,767
NET ASSETS:
Beginning of year	2,777,604,600	2,261,581,833

End of year	$2,966,204,726	$2,777,604,600

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025	2024		2023		2022	2021
Net asset value, beginning of year	$71.52	$56.15		$44.47		$74.71	$71.74

Income (loss) from investment operations†:
Net investment income (loss) (e)	(0.17)	(0.19	)(2)	(0.18	)(1)	(0.30)	(0.51)
Net realized and unrealized gain (loss)	10.77	19.28		20.64		(28.47)	10.37

Total from investment operations	10.60	19.09		20.46		(28.77)	9.86

Less distributions:
Distributions from net realized gains	(12.06)	(3.72)		(8.78)		(1.47)	(6.89)

Net asset value, end of year	$70.06	$71.52		$56.15		$44.47	$74.71

Total return	14.76%	33.78%		46.33%		(38.64)%	13.82%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,691,022	$2,505,525		$1,763,434		$1,229,180	$1,953,107
Ratio of expenses to average net assets:
After waivers (f)	0.96%	0.96%		0.98%		1.00%	1.00%
Before waivers (f)	1.06%	1.07%		1.08%		1.08%	1.06%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.22)%	(0.28	)%(bb)	(0.33	)%(aa)	(0.56)%	(0.66)%
Before waivers (f)	(0.32)%	(0.38	)%(bb)	(0.43	)%(aa)	(0.64)%	(0.72)%
Portfolio turnover rate^	64%	32%		105	%(h)	36%	29%

	Year Ended December 31,
Class K	2025	2024		2023		2022	2021
Net asset value, beginning of year	$76.44	$59.67		$46.77		$78.25	$74.66

Income (loss) from investment operations†:
Net investment income (loss) (e)	0.02 *	(0.03	)(2)	(0.05	)(1)	(0.17)	(0.33)
Net realized and unrealized gain (loss)	11.51	20.52		21.73		(29.84)	10.81

Total from investment operations	11.53	20.49		21.68		(30.01)	10.48

Less distributions:
Dividends from net investment income	—	—		—		—	— #
Distributions from net realized gains	(12.06)	(3.72)		(8.78)		(1.47)	(6.89)

Total dividends and distributions	(12.06)	(3.72)		(8.78)		(1.47)	(6.89)

Net asset value, end of year	$75.91	$76.44		$59.67		$46.77	$78.25

Total return	15.03%	34.13%		46.67%		(38.48)%	14.11%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$275,183	$272,079		$280,627		$203,794	$259,966
Ratio of expenses to average net assets:
After waivers (f)	0.71%	0.71%		0.73%		0.75%	0.75%
Before waivers (f)	0.81%	0.82%		0.83%		0.83%	0.81%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.03%	(0.05	)%(bb)	(0.08	)%(aa)	(0.31)%	(0.41)%
Before waivers (f)	(0.07)%	(0.15	)%(bb)	(0.18	)%(aa)	(0.39)%	(0.47)%
Portfolio turnover rate^	64%	32%		105	%(h)	36%	29%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period may not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

*	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.21) and $(0.08) for Class IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.24) and $(0.09) for Class IB and Class K, respectively
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.06% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.08% lower

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (49.3%)
JPMorgan Equity Premium Income ETF (x)	1,787,627	$102,323,770
JPMorgan Nasdaq Equity Premium Income ETF (x)	1,178,103	68,471,346

Total Exchange Traded Funds (49.3%) (Cost $171,631,476)		170,795,116

INVESTMENT COMPANIES:
Investment Companies (49.9%)
Alternatives (49.9%)
JPMorgan Hedged Equity 2 Fund, Class R6	2,884,506	57,315,124
JPMorgan Hedged Equity 3 Fund, Class R6	2,758,760	57,961,541
JPMorgan Hedged Equity Fund , Class R6	1,628,681	57,720,440

Total Investment Companies (49.9%) (Cost $170,861,150)		172,997,105

SHORT-TERM INVESTMENTS:
Investment Companies (10.9%)
Allspring Government Money Market Fund, Select Shares 3.72% (7 day yield) (xx)	25,000,000	25,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.65% (7 day yield) (xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	7,784,773	$7,784,773

Total Investment Companies		37,784,773

Total Short-Term Investments (10.9%) (Cost $37,784,773)		37,784,773

Total Investments in Securities (110.1%) (Cost $380,277,399)		381,576,994
Other Assets Less Liabilities (-10.1%)		(35,026,445)

Net Assets (100%)		$346,550,549

(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $48,457,216. This was collateralized by $12,573,406 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.750%, maturing 1/29/26 – 8/15/55 and by cash of $37,784,773 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

“J.P. Morgan” and “JPMorgan” are registered trademarks of J.P.Morgan Chase Bank, NA (“JPMC”) and have been licensed for use by Equitable Investment Management Group, LLC. EQ/JPMorgan Hedged Equity and Premium Income Portfolio is not sponsored, endorsed, or promoted by JPMC and JPMC makes no representation regarding the advisability of investing in EQ/JPMorgan Hedged Equity and Premium Income Portfolio.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$170,795,116	$—	$—	$170,795,116
Investment Companies	172,997,105	—	—	172,997,105
Short-Term Investments
Investment Companies	37,784,773	—	—	37,784,773

Total Assets	$381,576,994	$—	$—	$381,576,994

Total Liabilities	$–—	$—	$—	$—

Total	$381,576,994	$—	$—	$381,576,994

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(7,609,887)	$(7,609,887)

Total	$(7,609,887)	$(7,609,887)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$25,263	$25,263

Total	$25,263	$25,263

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$391,000
Average notional value of contracts — short	43,937,000

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$359,213,052
Long-term U.S. government debt securities	27,737,432

$386,950,484

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$207,549,922
Long-term U.S. government debt securities	161,058,700

$368,608,622

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,134,999
Aggregate gross unrealized depreciation	(836,360)

Net unrealized appreciation	$1,298,639

Federal income tax cost of investments in securities and derivative instruments, if applicable	$380,278,355

For the period ended December 31, 2025, the Portfolio incurred approximately $131 as brokerage commissions with Bernstein Institutional Services, LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (Cost $380,277,399) (x)	$381,576,994
Cash	824,370
Dividends, interest and other receivables	1,445,631
Receivable for Portfolio shares sold	576,049
Receivable from investment manager	84,407
Securities lending income receivable	23,813
Other assets	1,569

Total assets	384,532,833

LIABILITIES
Payable for return of collateral on securities loaned	37,784,773
Distribution fees payable – Class IB	72,281
Payable for Portfolio shares repurchased	46,409
Payable for securities purchased	33,527
Due to broker	8
Accrued expenses	45,286

Total liabilities	37,982,284

Commitments and contingent liabilities^

NET ASSETS	$346,550,549

Net assets were comprised of:
Paid in capital	$345,004,982
Total distributable earnings (loss)	1,545,567

Net assets	$346,550,549

Class IB
Net asset value, offering and redemption price per share, $346,550,549 / 30,622,572 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.32

(x)	Includes value of securities on loan of $48,457,216.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $32 foreign withholding tax)	$6,428,590
Interest	4,399,007
Securities lending (net)	52,054

Total income	10,879,651

EXPENSES
Investment management fees	2,414,016
Distribution fees – Class IB	773,189
Professional fees	416,802
Administrative fees	386,454
Printing and mailing expenses	32,107
Custodian fees	23,100
Trustees’ fees	10,305
Miscellaneous	16,288

Gross expenses	4,072,261
Less: Waiver from investment manager	(786,027)

Net expenses	3,286,234

NET INVESTMENT INCOME (LOSS)	7,593,417

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	82,042,447
Futures contracts	(7,609,887)

Net realized gain (loss)	74,432,560

Change in unrealized appreciation (depreciation) on:
Investments in securities	(45,855,695)
Futures contracts	25,263

Net change in unrealized appreciation (depreciation)	(45,830,432)

NET REALIZED AND UNREALIZED GAIN (LOSS)	28,602,128

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,195,545

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,593,417	$4,983,414
Net realized gain (loss)	74,432,560	(625,284)
Net change in unrealized appreciation (depreciation)	(45,830,432)	14,677,631

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	36,195,545	19,035,761

Distributions to shareholders:
Class IB	(48,543,367)	(4,869,698)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 4,749,245 and 3,770,067 shares, respectively ]	58,523,341	43,753,393
Capital shares issued in reinvestment of dividends [ 4,300,466 and 406,915 shares, respectively ]	48,543,367	4,869,698
Capital shares repurchased [ (3,177,201) and (2,873,689) shares, respectively ]	(38,565,730)	(33,552,523)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	68,500,978	15,070,568

TOTAL INCREASE (DECREASE) IN NET ASSETS	56,153,156	29,236,631
NET ASSETS:
Beginning of year	290,397,393	261,160,762

End of year	$346,550,549	$290,397,393

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025		2024		2023		2022		2021
Net asset value, beginning of year	$11.73		$11.14		$10.07		$11.87		$11.85

Income (loss) from investment operations:
Net investment income (loss) (e)	0.30		0.21		0.18		0.07		0.05
Net realized and unrealized gain (loss)	1.15		0.58		1.05		(1.75)		0.92

Total from investment operations	1.45		0.79		1.23		(1.68)		0.97

Less distributions:
Dividends from net investment income	(0.29)		(0.20)		(0.16)		(0.11)		(0.03)
Distributions from net realized gains	(1.57)		—		—		(0.01)		(0.92)

Total dividends and distributions	(1.86)		(0.20)		(0.16)		(0.12)		(0.95)

Net asset value, end of year	$11.32		$11.73		$11.14		$10.07		$11.87

Total return	12.41%		7.05%		12.27%		(14.22)%		8.27%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$346,551		$290,397		$261,161		$212,262		$242,594
Ratio of expenses to average net assets:
After waivers (f)	1.06	%(j)	1.12	%(j)	1.12	%(j)	1.16	%(k)	1.17	%(o)
Before waivers (f)	1.32%		1.23%		1.23%		1.22%		1.21%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.46%		1.76%		1.65%		0.70%		0.41%
Before waivers (f)	2.20%		1.66%		1.54%		0.63%		0.36%
Portfolio turnover rate^	120	%(h)	11%		69%		61%		69%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. See Note 1.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.7%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	430,408	$10,691,335

Entertainment (1.4%)
Live Nation Entertainment, Inc.*	20,549	2,928,232
Walt Disney Co. (The)	123,114	14,006,680

		16,934,912

Interactive Media & Services (5.1%)
Alphabet, Inc., Class C	154,117	48,361,915
Meta Platforms, Inc., Class A	11,805	7,792,362
Pinterest, Inc., Class A*	266,253	6,893,290

		63,047,567

Media (0.4%)
Omnicom Group, Inc.	57,323	4,628,832

Total Communication Services		95,302,646

Consumer Discretionary (7.7%)
Automobile Components (0.3%)
Gentex Corp.	182,082	4,237,048

Automobiles (0.6%)
Ford Motor Co.	620,245	8,137,615

Broadline Retail (2.1%)
Amazon.com, Inc.*	111,282	25,686,111

Hotels, Restaurants & Leisure (1.3%)
Darden Restaurants, Inc.	90,613	16,674,604

Household Durables (1.1%)
Lennar Corp., Class A	131,372	13,505,042

Leisure Products (0.3%)
Mattel, Inc.*	181,910	3,609,094

Specialty Retail (0.8%)
Lowe’s Cos., Inc.	39,571	9,542,942

Textiles, Apparel & Luxury Goods (1.2%)
Kontoor Brands, Inc.	175,245	10,705,717
NIKE, Inc., Class B	58,887	3,751,691

		14,457,408

Total Consumer Discretionary		95,849,864

Consumer Staples (4.0%)
Consumer Staples Distribution & Retail (2.2%)
BJ’s Wholesale Club Holdings, Inc.*	133,272	11,998,478
Performance Food Group Co.*	99,407	8,938,677
Walmart, Inc.	55,584	6,192,614

		27,129,769

Food Products (0.5%)
Mondelez International, Inc., Class A	115,259	6,204,392

Tobacco (1.3%)
Philip Morris International, Inc.	101,650	16,304,660

Total Consumer Staples		49,638,821

Energy (3.9%)
Energy Equipment & Services (0.7%)
Baker Hughes Co.	193,758	8,823,739

Oil, Gas & Consumable Fuels (3.2%)
EOG Resources, Inc.	119,722	12,572,008
EQT Corp.	327,647	17,561,879
Range Resources Corp.	264,131	9,313,259

		39,447,146

Total Energy		48,270,885

Financials (21.6%)
Banks (11.7%)
Bank of America Corp.	689,509	37,922,995
Fifth Third Bancorp	334,133	15,640,766
First Citizens BancShares, Inc., Class A	8,404	18,036,497
Huntington Bancshares, Inc.	581,043	10,081,096
Regions Financial Corp.	437,781	11,863,865
US Bancorp	348,535	18,597,827
Wells Fargo & Co.	358,661	33,427,205

		145,570,251

Capital Markets (1.5%)
Intercontinental Exchange, Inc.	41,858	6,779,322
Morgan Stanley	45,481	8,074,242
Raymond James Financial, Inc.	23,233	3,730,987

		18,584,551

Consumer Finance (1.2%)
American Express Co.	43,129	15,955,574

Financial Services (5.5%)
Berkshire Hathaway, Inc., Class B*	80,282	40,353,747
Corpay, Inc.*	31,799	9,569,273
Fidelity National Information Services, Inc.	97,567	6,484,303
Fiserv, Inc.*	177,370	11,913,943

		68,321,266

Insurance (1.7%)
Marsh & McLennan Cos., Inc.	69,082	12,816,093
Progressive Corp. (The)	35,940	8,184,257

		21,000,350

Total Financials		269,431,992

Health Care (16.6%)
Biotechnology (4.3%)
Biogen, Inc.*	56,122	9,876,911
Ionis Pharmaceuticals, Inc.*	32,203	2,547,580
Neurocrine Biosciences, Inc.*	23,682	3,358,818
Regeneron Pharmaceuticals, Inc.	23,254	17,949,065
Vertex Pharmaceuticals, Inc.*	44,012	19,953,280

		53,685,654

Health Care Equipment & Supplies (1.6%)
GE HealthCare Technologies, Inc.	89,778	7,363,592
Medtronic plc	114,869	11,034,316
Zimmer Biomet Holdings, Inc.	20,588	1,851,273

		20,249,181

Health Care Providers & Services (6.9%)
Cardinal Health, Inc.	35,453	7,285,591
Elevance Health, Inc.	42,782	14,997,230
Henry Schein, Inc.*	68,122	5,148,661
Humana, Inc.	122,328	31,331,871

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Labcorp Holdings, Inc.	50,059	$12,558,802
Quest Diagnostics, Inc.	37,986	6,591,710
UnitedHealth Group, Inc.	22,089	7,291,800

		85,205,665

Life Sciences Tools & Services (1.2%)
ICON plc*	84,373	15,374,448

Pharmaceuticals (2.6%)
Bristol-Myers Squibb Co.	241,616	13,032,767
Johnson & Johnson	90,899	18,811,548

		31,844,315

Total Health Care		206,359,263

Industrials (12.2%)
Aerospace & Defense (1.8%)
Boeing Co. (The)*	56,405	12,246,653
RTX Corp.	55,197	10,123,130

		22,369,783

Electrical Equipment (2.2%)
Eaton Corp. plc	18,090	5,761,846
Emerson Electric Co.	161,742	21,466,398

		27,228,244

Ground Transportation (1.5%)
Ryder System, Inc.	63,794	12,209,534
Saia, Inc.*	20,245	6,610,397

		18,819,931

Industrial Conglomerates (0.6%)
3M Co.	41,307	6,613,251

Machinery (3.5%)
AGCO Corp.	25,381	2,647,746
Cummins, Inc.	10,410	5,313,784
Flowserve Corp.	230,557	15,996,045
Gates Industrial Corp. plc*	911,912	19,578,751

		43,536,326

Passenger Airlines (1.3%)
Alaska Air Group, Inc.*	83,724	4,211,317
Southwest Airlines Co.	294,438	12,169,123

		16,380,440

Professional Services (0.1%)
Booz Allen Hamilton Holding Corp.	14,426	1,216,977

Trading Companies & Distributors (1.2%)
AerCap Holdings NV	105,966	15,233,672

Total Industrials		151,398,624

Information Technology (12.1%)
Electronic Equipment, Instruments & Components (3.2%)
CDW Corp.	50,630	6,895,806
Corning, Inc.	205,691	18,010,304
TD SYNNEX Corp.	96,914	14,559,390

		39,465,500

IT Services (1.5%)
Accenture plc, Class A	44,984	12,069,207
GoDaddy, Inc., Class A*	37,929	4,706,231
Okta, Inc.*	28,430	2,458,342

		19,233,780

Semiconductors & Semiconductor Equipment (3.6%)
Micron Technology, Inc.	76,904	21,949,171
NXP Semiconductors NV	51,573	11,194,435
ON Semiconductor Corp.*	162,414	8,794,718
Universal Display Corp.	23,457	2,739,308

		44,677,632

Software (0.7%)
Roper Technologies, Inc.	18,958	8,438,774

Technology Hardware, Storage & Peripherals (3.1%)
Hewlett Packard Enterprise Co.	614,549	14,761,467
Western Digital Corp.	140,432	24,192,221

		38,953,688

Total Information Technology		150,769,374

Materials (6.5%)
Chemicals (1.4%)
Albemarle Corp.	92,816	13,127,895
Chemours Co. (The)	380,857	4,490,304

		17,618,199

Construction Materials (1.6%)
Amrize Ltd.*	210,868	11,403,741
James Hardie Industries plc (ADR)*	428,393	8,889,155

		20,292,896

Containers & Packaging (0.4%)
Silgan Holdings, Inc.	133,322	5,382,209

Metals & Mining (3.1%)
Alcoa Corp.	302,597	16,080,005
Cleveland-Cliffs, Inc.*	361,188	4,796,577
Freeport-McMoRan, Inc.	129,906	6,597,926
Teck Resources Ltd., Class B	220,286	10,549,496

		38,024,004

Total Materials		81,317,308

Real Estate (2.7%)
Real Estate Management & Development (0.4%)
Zillow Group, Inc., Class C*	68,389	4,665,498

Residential REITs (1.1%)
AvalonBay Communities, Inc. (REIT)	73,471	13,321,027
Invitation Homes, Inc. (REIT)	46,353	1,288,150

		14,609,177

Specialized REITs (1.2%)
Equinix, Inc. (REIT)	19,533	14,965,403

Total Real Estate		34,240,078

Utilities (4.0%)
Electric Utilities (2.8%)
NextEra Energy, Inc.	154,292	12,386,562
PG&E Corp.	196,911	3,164,360
Southern Co. (The)	215,308	18,774,857

		34,325,779

Multi-Utilities (1.2%)
Dominion Energy, Inc.	264,375	15,489,731

Total Utilities		49,815,510

Total Common Stocks (99.0%) (Cost $1,092,623,253)		1,232,394,365

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (1.0%)
FHLB 0.00%, 1/2/26 (o)(p)	$12,145,000	$12,145,000

Total Short-Term Investments (1.0%) (Cost $12,143,819)		12,145,000

Total Investments in Securities (100.0%) (Cost $1,104,767,072)		1,244,539,365
Other Assets Less Liabilities (0.0%)†		493,650

Net Assets (100%)		$1,245,033,015

*	Non-income producing.
†	Percent shown is less than 0.05%.
(o)	Discount Note Security. Effective rate calculated as of December 31, 2025.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt
FHLB	— Federal Home Loan Bank
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$95,302,646	$—	$—	$95,302,646
Consumer Discretionary	95,849,864	—	—	95,849,864
Consumer Staples	49,638,821	—	—	49,638,821
Energy	48,270,885	—	—	48,270,885
Financials	269,431,992	—	—	269,431,992
Health Care	206,359,263	—	—	206,359,263
Industrials	151,398,624	—	—	151,398,624
Information Technology	150,769,374	—	—	150,769,374
Materials	81,317,308	—	—	81,317,308
Real Estate	34,240,078	—	—	34,240,078
Utilities	49,815,510	—	—	49,815,510
Short-Term Investments
U.S. Government Agency Securities	—	12,145,000	—	12,145,000

Total Assets	$1,232,394,365	$12,145,000	$—	$1,244,539,365

Total Liabilities	$—	$—	$—	$—

Total	$1,232,394,365	$12,145,000	$—	$1,244,539,365

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,333,912,096
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,374,023,101

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$174,747,519
Aggregate gross unrealized depreciation	(38,388,979)

Net unrealized appreciation	$136,358,540

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,108,180,825

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (Cost $1,104,767,072)	$1,244,539,365
Cash	15,494
Dividends, interest and other receivables	1,484,319
Receivable for Portfolio shares sold	515,871
Other assets	4,791

Total assets	1,246,559,840

LIABILITIES
Investment management fees payable	613,372
Payable for Portfolio shares repurchased	551,123
Distribution fees payable – Class IB	205,552
Administrative fees payable	94,944
Accrued expenses	61,834

Total liabilities	1,526,825

Commitments and contingent liabilities^

NET ASSETS	$1,245,033,015

Net assets were comprised of:
Paid in capital	$1,045,553,528
Total distributable earnings (loss)	199,479,487

Net assets	$1,245,033,015

Class IB
Net asset value, offering and redemption price per share, $971,899,904 / 47,662,244 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.39

Class K
Net asset value, offering and redemption price per share, $273,133,111 / 13,445,438 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.31

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $68,514 foreign withholding tax)	$22,504,477
Interest	744,395

Total income	23,248,872

EXPENSES
Investment management fees	6,763,901
Distribution fees – Class IB	2,191,400
Administrative fees	1,051,574
Professional fees	96,943
Printing and mailing expenses	70,948
Custodian fees	62,300
Trustees’ fees	39,466
Miscellaneous	26,694

Total expenses	10,303,226

NET INVESTMENT INCOME (LOSS)	12,945,646

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	138,869,692
Net change in unrealized appreciation (depreciation) on investments in securities	19,194,562

NET REALIZED AND UNREALIZED GAIN (LOSS)	158,064,254

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$171,009,900

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,945,646	$13,124,431
Net realized gain (loss)	138,869,692	132,780,774
Net change in unrealized appreciation (depreciation)	19,194,562	10,999,109

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	171,009,900	156,904,314

Distributions to shareholders:
Class IB	(87,295,502)	(104,828,772)
Class K	(26,148,044)	(38,984,360)

Total distributions to shareholders	(113,443,546)	(143,813,132)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 78,975 shares, respectively ]	—	1,573,260
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (2,258,528) shares, respectively ]	—	(45,431,046)
Capital shares repurchased [ 0 and (255,532) shares, respectively ]	—	(4,992,341)

Total Class IA transactions	—	(48,850,127)

Class IB
Capital shares sold [ 5,197,443 and 4,749,317 shares, respectively ]	104,933,197	97,381,061
Capital shares issued in connection with share class combination (Note 1) [ 0 and 2,248,417 shares, respectively ]	—	45,431,046
Capital shares issued in reinvestment of dividends and distributions [ 4,222,319 and 5,140,457 shares, respectively ]	87,295,502	104,828,772
Capital shares repurchased [ (4,452,364) and (3,877,266) shares, respectively ]	(89,744,111)	(80,203,257)

Total Class IB transactions	102,484,588	167,437,622

Class K
Capital shares sold [ 812,523 and 324,070 shares, respectively ]	14,729,764	6,743,135
Capital shares issued in reinvestment of dividends and distributions [ 1,269,073 and 1,917,399 shares, respectively ]	26,148,044	38,984,360
Capital shares repurchased [ (3,993,877) and (3,747,548) shares, respectively ]	(80,342,538)	(77,963,518)

Total Class K transactions	(39,464,730)	(32,236,023)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	63,019,858	86,351,472

TOTAL INCREASE (DECREASE) IN NET ASSETS	120,586,212	99,442,654
NET ASSETS:
Beginning of year	1,124,446,803	1,025,004,149

End of year	$1,245,033,015	$1,124,446,803

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025	2024	2023	2022	2021
Net asset value, beginning of year	$19.39	$19.10	$18.30	$19.99	$20.24

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21	0.23	0.27	0.22	0.16
Net realized and unrealized gain (loss)	2.77	2.81	1.71	(0.16)	4.36

Total from investment operations	2.98	3.04	1.98	0.06	4.52

Less distributions:
Dividends from net investment income	(0.22)	(0.24)	(0.27)	(0.21)	(0.16)
Distributions from net realized gains	(1.76)	(2.51)	(0.91)	(1.54)	(4.61)

Total dividends and distributions	(1.98)	(2.75)	(1.18)	(1.75)	(4.77)

Net asset value, end of year	$20.39	$19.39	$19.10	$18.30	$19.99

Total return	15.40%	15.45%	10.90%	0.20%	23.18%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$971,900	$827,782	$657,726	$560,858	$466,004
Ratio of expenses to average net assets (f)	0.95%	0.96%	0.96%	0.96%	0.96%
Ratio of net investment income (loss) to average net assets (f)	1.05%	1.12%	1.42%	1.13%	0.66%
Portfolio turnover rate^	203%	154%	139%	137%	97%

	Year Ended December 31,
Class K	2025	2024	2023	2022	2021
Net asset value, beginning of year	$19.32	$19.03	$18.23	$19.92	$20.18

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26	0.28	0.31	0.27	0.21
Net realized and unrealized gain (loss)	2.76	2.81	1.72	(0.16)	4.36

Total from investment operations	3.02	3.09	2.03	0.11	4.57

Less distributions:
Dividends from net investment income	(0.27)	(0.29)	(0.32)	(0.26)	(0.22)
Distributions from net realized gains	(1.76)	(2.51)	(0.91)	(1.54)	(4.61)

Total dividends and distributions	(2.03)	(2.80)	(1.23)	(1.80)	(4.83)

Net asset value, end of year	$20.31	$19.32	$19.03	$18.23	$19.92

Total return	15.66%	15.76%	11.20%	0.45%	23.48%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$273,133	$296,664	$320,973	$328,392	$394,708
Ratio of expenses to average net assets (f)	0.70%	0.71%	0.71%	0.71%	0.71%
Ratio of net investment income (loss) to average net assets (f)	1.30%	1.39%	1.66%	1.35%	0.89%
Portfolio turnover rate^	203%	154%	139%	137%	97%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.7%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	501,291	$12,452,068
Verizon Communications, Inc.	279,608	11,388,434

		23,840,502

Entertainment (1.0%)
Electronic Arts, Inc.	3,820	780,540
Live Nation Entertainment, Inc.*	2,620	373,350
Netflix, Inc.*	71,289	6,684,057
ROBLOX Corp., Class A*	13,668	1,107,518
Take-Two Interactive Software, Inc.*	2,927	749,400
TKO Group Holdings, Inc., Class A	1,155	241,395
Walt Disney Co. (The)	75,561	8,596,575
Warner Bros Discovery, Inc.*	41,360	1,191,995

		19,724,830

Interactive Media & Services (6.1%)
Alphabet, Inc., Class A	143,028	44,767,764
Alphabet, Inc., Class C	109,079	34,228,990
Match Group, Inc.	3,917	126,480
Meta Platforms, Inc., Class A	58,313	38,491,828

		117,615,062

Media (0.2%)
Charter Communications, Inc., Class A*	1,551	323,771
Comcast Corp., Class A	61,147	1,827,684
Fox Corp., Class A	3,626	264,952
Fox Corp., Class B	2,299	149,274
News Corp., Class A	5,935	155,023
News Corp., Class B	1,843	54,608
Omnicom Group, Inc.	5,251	424,018
Paramount Skydance Corp., Class B	4,657	62,404
Trade Desk, Inc. (The), Class A*	7,195	273,122

		3,534,856

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	13,328	2,706,117

Total Communication Services		167,421,367

Consumer Discretionary (7.5%)
Automobile Components (0.0%)†
Aptiv plc*	3,830	291,425

Automobiles (1.2%)
Ford Motor Co.	66,913	877,899
General Motors Co.	15,597	1,268,348
Tesla, Inc.*	47,275	21,260,513

		23,406,760

Broadline Retail (3.0%)
Amazon.com, Inc.*	245,336	56,628,455
eBay, Inc.	7,697	670,409

		57,298,864

Distributors (0.0%)†
Genuine Parts Co.	2,324	285,759
Pool Corp.	566	129,472

		415,231

Hotels, Restaurants & Leisure (1.5%)
Airbnb, Inc., Class A*	7,060	958,183
Booking Holdings, Inc.	763	4,086,117
Carnival Corp.*	17,983	549,201
Chipotle Mexican Grill, Inc.*	64,650	2,392,050
Darden Restaurants, Inc.	2,034	374,297
Domino’s Pizza, Inc.	542	225,916
DoorDash, Inc., Class A*	6,242	1,413,688
Expedia Group, Inc.	1,979	560,670
Flutter Entertainment plc, Class DI*	5,895	1,267,661
Hilton Worldwide Holdings, Inc.	3,946	1,133,489
Las Vegas Sands Corp.	5,035	327,728
Marriott International, Inc., Class A	10,601	3,288,854
McDonald’s Corp.	11,981	3,661,753
MGM Resorts International*	3,145	114,761
Norwegian Cruise Line Holdings Ltd.*	7,870	175,658
Royal Caribbean Cruises Ltd.	15,460	4,312,103
Starbucks Corp.	19,293	1,624,664
Wynn Resorts Ltd.	1,335	160,641
Yum! Brands, Inc.	13,256	2,005,368

		28,632,802

Household Durables (0.3%)
DR Horton, Inc.	4,677	673,628
Garmin Ltd.	2,705	548,709
Lennar Corp., Class A	3,726	383,033
NVR, Inc.*	49	357,346
PulteGroup, Inc.	3,275	384,026
TopBuild Corp.*	8,715	3,635,811

		5,982,553

Leisure Products (0.0%)†
Hasbro, Inc.	2,313	189,666

Specialty Retail (1.3%)
AutoZone, Inc.*	284	963,186
Best Buy Co., Inc.	3,309	221,471
Burlington Stores, Inc.*	5,548	1,602,540
Carvana Co.*	2,379	1,003,986
Home Depot, Inc. (The)	16,747	5,762,643
Lowe’s Cos., Inc.	9,393	2,265,216
O’Reilly Automotive, Inc.*	74,680	6,811,563
Ross Stores, Inc.	5,502	991,130
TJX Cos., Inc. (The)	18,710	2,874,043
Tractor Supply Co.	34,918	1,746,249
Ulta Beauty, Inc.*	728	440,447
Williams-Sonoma, Inc.	2,103	375,575

		25,058,049

Textiles, Apparel & Luxury Goods (0.2%)
Deckers Outdoor Corp.*	2,360	244,661
Lululemon Athletica, Inc.*	1,780	369,902
NIKE, Inc., Class B	20,028	1,275,984
Ralph Lauren Corp.	656	231,968
Tapestry, Inc.	3,461	442,212

		2,564,727

Total Consumer Discretionary		143,840,077

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Consumer Staples (4.9%)
Beverages (1.0%)
Anheuser-Busch InBev SA/NV (ADR) (x)	43,649	$2,795,282
Brown-Forman Corp., Class B (x)	3,134	81,672
Coca-Cola Co. (The)	147,488	10,310,886
Constellation Brands, Inc., Class A	2,451	338,140
Keurig Dr Pepper, Inc.	23,225	650,532
Molson Coors Beverage Co., Class B	3,081	143,821
Monster Beverage Corp.*	12,098	927,554
PepsiCo, Inc.	23,003	3,301,390

		18,549,277

Consumer Staples Distribution & Retail (1.2%)
Costco Wholesale Corp.	7,456	6,429,607
Dollar General Corp.	3,772	500,808
Dollar Tree, Inc.*	14,505	1,784,260
Kroger Co. (The)	86,417	5,399,334
Sysco Corp.	7,928	584,214
Target Corp.	7,769	759,420
Walmart, Inc.	73,775	8,219,273

		23,676,916

Food Products (0.3%)
Archer-Daniels-Midland Co.	8,141	468,026
Bunge Global SA	2,350	209,338
Campbell’s Co. (The) (x)	3,437	95,789
Conagra Brands, Inc.	8,515	147,395
General Mills, Inc.	8,828	410,502
Hershey Co. (The)	2,556	465,141
Hormel Foods Corp.	5,110	121,107
J M Smucker Co. (The)	1,626	159,039
Kraft Heinz Co. (The)	14,796	358,803
Lamb Weston Holdings, Inc.	2,462	103,133
McCormick & Co., Inc. (Non-Voting)	4,114	280,205
Mondelez International, Inc., Class A	49,757	2,678,419
Tyson Foods, Inc., Class A	4,495	263,497

		5,760,394

Household Products (0.5%)
Church & Dwight Co., Inc.	20,265	1,699,220
Clorox Co. (The)	1,964	198,030
Colgate-Palmolive Co.	13,470	1,064,400
Kimberly-Clark Corp.	5,585	563,471
Procter & Gamble Co. (The)	39,314	5,634,089

		9,159,210

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	4,205	440,348
Kenvue, Inc.	31,881	549,947

		990,295

Tobacco (1.8%)
Altria Group, Inc.	170,441	9,827,628
Philip Morris International, Inc.	159,504	25,584,442

		35,412,070

Total Consumer Staples		93,548,162

Energy (2.8%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	16,361	745,080
Halliburton Co.	14,452	408,413
SLB Ltd.	24,865	954,319

		2,107,812

Oil, Gas & Consumable Fuels (2.7%)
APA Corp.	6,233	152,459
Chevron Corp.	55,935	8,525,053
ConocoPhillips	31,357	2,935,329
Coterra Energy, Inc.	12,974	341,476
Devon Energy Corp.	10,551	386,483
Diamondback Energy, Inc.	3,186	478,951
Enbridge, Inc.	91,748	4,388,307
EOG Resources, Inc.	9,201	966,197
EQT Corp.	10,586	567,410
Expand Energy Corp.	41,593	4,590,204
Exxon Mobil Corp.	168,825	20,316,401
Kinder Morgan, Inc.	32,605	896,311
Marathon Petroleum Corp.	5,042	819,980
Occidental Petroleum Corp.	11,928	490,479
ONEOK, Inc.	10,635	781,673
Phillips 66	6,738	869,472
Targa Resources Corp.	3,538	652,761
Texas Pacific Land Corp.	951	273,146
Valero Energy Corp.	5,098	829,903
Williams Cos., Inc. (The)	20,542	1,234,780

		50,496,775

Total Energy		52,604,587

Financials (12.1%)
Banks (2.8%)
Bank of America Corp.	151,232	8,317,760
Citigroup, Inc.	30,104	3,512,836
Citizens Financial Group, Inc.	7,350	429,313
Fifth Third Bancorp	10,991	514,489
Huntington Bancshares, Inc.	26,582	461,198
JPMorgan Chase & Co.	85,220	27,459,588
KeyCorp	16,082	331,932
M&T Bank Corp.	2,587	521,229
PNC Financial Services Group, Inc. (The)	6,632	1,384,297
Regions Financial Corp.	15,145	410,430
Truist Financial Corp.	68,076	3,350,020
US Bancorp	26,258	1,401,127
Wells Fargo & Co.	52,813	4,922,172

		53,016,391

Capital Markets (2.5%)
Ameriprise Financial, Inc.	1,533	751,691
Ares Management Corp., Class A	3,481	562,634
Bank of New York Mellon Corp. (The)	11,654	1,352,913
BlackRock, Inc.‡	2,417	2,587,012
Blackstone, Inc.	12,511	1,928,446
Cboe Global Markets, Inc.	1,799	451,549
Charles Schwab Corp. (The)	28,102	2,807,671
CME Group, Inc.	24,201	6,608,809
Coinbase Global, Inc., Class A*	3,886	878,780
FactSet Research Systems, Inc.	660	191,525
Franklin Resources, Inc.	5,598	133,736
Goldman Sachs Group, Inc. (The)	5,046	4,435,434
Interactive Brokers Group, Inc., Class A	7,453	479,302

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Intercontinental Exchange, Inc.	40,171	$6,506,095
Invesco Ltd.	7,524	197,656
KKR & Co., Inc.	32,190	4,103,581
Moody’s Corp.	2,598	1,327,188
Morgan Stanley	20,322	3,607,765
MSCI, Inc.	1,263	724,621
Nasdaq, Inc.	7,694	747,318
Northern Trust Corp.	3,114	425,341
Raymond James Financial, Inc.	2,890	464,105
Robinhood Markets, Inc., Class A*	13,136	1,485,682
S&P Global, Inc.	6,906	3,609,007
State Street Corp.	4,615	595,381
T. Rowe Price Group, Inc.	3,789	387,918

		47,351,160

Consumer Finance (0.7%)
American Express Co.	9,040	3,344,348
Capital One Financial Corp.	40,550	9,827,698
Synchrony Financial	5,967	497,827

		13,669,873

Financial Services (3.1%)
Apollo Global Management, Inc.	7,810	1,130,576
Berkshire Hathaway, Inc., Class B*	53,503	26,893,283
Block, Inc., Class A*	9,261	602,798
Corpay, Inc.*	1,176	353,894
Fidelity National Information Services, Inc.	8,503	565,109
Fiserv, Inc.*	9,183	616,822
Global Payments, Inc.	3,885	300,699
Jack Henry & Associates, Inc.	1,236	225,545
Mastercard, Inc., Class A	20,953	11,961,649
PayPal Holdings, Inc.	15,999	934,022
Toast, Inc., Class A*	58,787	2,087,526
Visa, Inc., Class A	37,740	13,235,795

		58,907,718

Insurance (3.0%)
Aflac, Inc.	7,936	875,103
Allstate Corp. (The)	35,536	7,396,818
American International Group, Inc.	97,531	8,343,777
Aon plc, Class A	3,626	1,279,543
Arch Capital Group Ltd.*	6,280	602,378
Arthur J Gallagher & Co.	4,281	1,107,880
Assurant, Inc.	781	188,104
Brown & Brown, Inc.	17,483	1,393,395
Chubb Ltd.	6,158	1,922,035
Cincinnati Financial Corp.	32,670	5,335,664
Erie Indemnity Co., Class A	472	135,299
Everest Group Ltd.	690	234,152
Globe Life, Inc.	1,275	178,321
Hartford Insurance Group, Inc. (The)	4,622	636,912
Loews Corp.	2,819	296,869
Marsh & McLennan Cos., Inc.	21,292	3,950,092
MetLife, Inc.	9,481	748,430
Old Republic International Corp.	63,302	2,889,103
Principal Financial Group, Inc.	3,474	306,442
Progressive Corp. (The)	69,296	15,780,085
Prudential Financial, Inc.	6,006	677,957
RenaissanceRe Holdings Ltd.	7,108	1,998,485
Travelers Cos., Inc. (The)	3,719	1,078,733
W.R. Berkley Corp.	5,164	362,100
Willis Towers Watson plc	1,574	517,216

		58,234,893

Total Financials		231,180,035

Health Care (7.5%)
Biotechnology (1.1%)
AbbVie, Inc.	37,697	8,613,388
Amgen, Inc.	15,706	5,140,731
Biogen, Inc.*	2,477	435,927
Gilead Sciences, Inc.	20,814	2,554,710
Incyte Corp.*	2,765	273,099
Moderna, Inc.*	5,856	172,693
Regeneron Pharmaceuticals, Inc.	1,696	1,309,092
Vertex Pharmaceuticals, Inc.*	4,269	1,935,394

		20,435,034

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	42,530	5,328,583
Align Technology, Inc.*	1,207	188,473
Baxter International, Inc.	9,355	178,774
Becton Dickinson & Co.	4,855	942,210
Boston Scientific Corp.*	24,831	2,367,636
Cooper Cos., Inc. (The)*	3,207	262,846
Dexcom, Inc.*	6,402	424,901
Edwards Lifesciences Corp.*	9,657	823,259
GE HealthCare Technologies, Inc.	7,669	629,011
Hologic, Inc.*	3,871	288,351
IDEXX Laboratories, Inc.*	1,358	918,728
Insulet Corp.*	1,214	345,067
Intuitive Surgical, Inc.*	5,964	3,377,771
Medtronic plc	21,449	2,060,391
ResMed, Inc.	2,502	602,657
Solventum Corp.*	2,468	195,564
STERIS plc	1,687	427,688
Stryker Corp.	5,757	2,023,413
Zimmer Biomet Holdings, Inc.	3,302	296,916

		21,682,239

Health Care Providers & Services (1.5%)
Cardinal Health, Inc.	3,980	817,890
Cencora, Inc.	3,235	1,092,621
Centene Corp.*	8,107	333,603
Cigna Group (The)	38,947	10,719,383
CVS Health Corp.	21,492	1,705,605
DaVita, Inc.*	561	63,735
Elevance Health, Inc.	3,700	1,297,035
HCA Healthcare, Inc.	2,687	1,254,453
Henry Schein, Inc.*	1,827	138,085
Humana, Inc.	5,371	1,375,674
Labcorp Holdings, Inc.	1,440	361,267
McKesson Corp.	2,068	1,696,360
Molina Healthcare, Inc.*	833	144,559
Quest Diagnostics, Inc.	1,877	325,716
UnitedHealth Group, Inc.	22,746	7,508,682
Universal Health Services, Inc., Class B	951	207,337

		29,042,005

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	4,810	$654,497
Bio-Techne Corp.	2,686	157,964
Charles River Laboratories International, Inc.*	847	168,959
Danaher Corp.	16,169	3,701,407
IQVIA Holdings, Inc.*	2,805	632,275
Mettler-Toledo International, Inc.*	1,315	1,833,360
Revvity, Inc.	1,793	173,473
Thermo Fisher Scientific, Inc.	6,321	3,662,703
Waters Corp.*	995	377,931
West Pharmaceutical Services, Inc.	1,228	337,872

		11,700,441

Pharmaceuticals (3.2%)
Bristol-Myers Squibb Co.	34,006	1,834,284
Eli Lilly & Co.	24,083	25,881,518
Johnson & Johnson	80,825	16,726,734
Merck & Co., Inc.	41,758	4,395,447
Novartis AG (ADR)	52,225	7,200,261
Pfizer, Inc.	95,389	2,375,186
Royalty Pharma plc, Class A	47,848	1,848,847
Viatris, Inc.	20,211	251,627
Zoetis, Inc.	7,522	946,418

		61,460,322

Total Health Care		144,320,041

Industrials (6.3%)
Aerospace & Defense (1.8%)
ATI, Inc.*	22,533	2,585,887
Axon Enterprise, Inc.*	1,342	762,162
Boeing Co. (The)*	30,794	6,685,993
GE Aerospace	27,500	8,470,825
General Dynamics Corp.	4,265	1,435,855
Howmet Aerospace, Inc.	6,806	1,395,366
Huntington Ingalls Industries, Inc.	698	237,369
L3Harris Technologies, Inc.	3,134	920,049
Lockheed Martin Corp.	3,414	1,651,249
Northrop Grumman Corp.	2,268	1,293,236
RTX Corp.	22,525	4,131,085
Textron, Inc.	2,781	242,420
TransDigm Group, Inc.	3,253	4,326,002

		34,137,498

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	1,942	312,196
Expeditors International of Washington, Inc.	2,228	331,994
FedEx Corp.	11,135	3,216,456
United Parcel Service, Inc., Class B	12,447	1,234,618

		5,095,264

Building Products (0.3%)
A.O. Smith Corp.	2,082	139,244
Allegion plc	1,495	238,034
Builders FirstSource, Inc.*	1,895	194,977
Carrier Global Corp.	13,468	711,649
Johnson Controls International plc	10,282	1,231,270
Lennox International, Inc.	3,654	1,774,309
Masco Corp.	3,392	215,256
Trane Technologies plc	3,702	1,440,818

		5,945,557

Commercial Services & Supplies (0.3%)
Cintas Corp.	5,814	1,093,439
Copart, Inc.*	14,886	582,787
Republic Services, Inc.	3,337	707,210
Rollins, Inc.	4,612	276,812
Veralto Corp.	4,252	424,265
Waste Connections, Inc.	4,934	865,226
Waste Management, Inc.	6,286	1,381,097

		5,330,836

Construction & Engineering (0.1%)
Comfort Systems USA, Inc.	592	552,508
EMCOR Group, Inc.	746	456,395
Quanta Services, Inc.	2,519	1,063,169

		2,072,072

Electrical Equipment (0.7%)
AMETEK, Inc.	3,804	780,999
Eaton Corp. plc	23,547	7,499,955
Emerson Electric Co.	9,495	1,260,177
GE Vernova, Inc.	4,565	2,983,547
Generac Holdings, Inc.*	1,025	139,779
Hubbell, Inc., Class B	926	411,246
Rockwell Automation, Inc.	1,861	724,059

		13,799,762

Ground Transportation (0.4%)
CSX Corp.	31,188	1,130,565
JB Hunt Transport Services, Inc.	1,279	248,561
Norfolk Southern Corp.	3,808	1,099,446
Old Dominion Freight Line, Inc.	3,104	486,707
Saia, Inc.*	2,196	717,038
Uber Technologies, Inc.*	34,958	2,856,418
Union Pacific Corp.	9,943	2,300,015

		8,838,750

Industrial Conglomerates (0.2%)
3M Co.	9,040	1,447,304
Honeywell International, Inc.	10,627	2,073,222

		3,520,526

Machinery (1.2%)
Caterpillar, Inc.	10,518	6,025,447
Cummins, Inc.	2,330	1,189,349
Deere & Co.	4,214	1,961,912
Dover Corp.	2,345	457,838
Fortive Corp.	5,188	286,429
IDEX Corp.	1,203	214,062
Illinois Tool Works, Inc.	4,427	1,090,370
Ingersoll Rand, Inc.	23,895	1,892,962
Nordson Corp.	843	202,682
Otis Worldwide Corp.	6,699	585,158
PACCAR, Inc.	8,803	964,017
Parker-Hannifin Corp.	2,123	1,866,032
Pentair plc	2,721	283,365
Snap-on, Inc.	837	288,430
Stanley Black & Decker, Inc.	2,730	202,784
Westinghouse Air Brake Technologies Corp.	2,841	606,411
Xylem, Inc.	30,471	4,149,541

		22,266,789

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Passenger Airlines (0.1%)
Delta Air Lines, Inc.	10,948	$759,791
Southwest Airlines Co.	8,462	349,735
United Airlines Holdings, Inc.*	5,471	611,767

		1,721,293

Professional Services (0.2%)
Automatic Data Processing, Inc.	6,764	1,739,904
Broadridge Financial Solutions, Inc.	1,923	429,156
Dayforce, Inc.*	2,865	198,143
Equifax, Inc.	2,026	439,602
Jacobs Solutions, Inc.	2,051	271,675
Leidos Holdings, Inc.	2,099	378,660
Paychex, Inc.	5,485	615,307
Paycom Software, Inc.	848	135,137
Verisk Analytics, Inc.	2,361	528,132

		4,735,716

Trading Companies & Distributors (0.7%)
Fastenal Co.	19,101	766,523
FTAI Aviation Ltd.	19,165	3,772,630
United Rentals, Inc.	10,006	8,098,056
W.W. Grainger, Inc.	729	735,598

		13,372,807

Total Industrials		120,836,870

Information Technology (24.6%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	17,493	2,292,108
Cisco Systems, Inc.	66,299	5,107,012
F5, Inc.*	917	234,074
Motorola Solutions, Inc.	2,773	1,062,946

		8,696,140

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	37,846	5,114,508
CDW Corp.	2,110	287,382
Corning, Inc.	13,085	1,145,723
Jabil, Inc.	1,811	412,944
Keysight Technologies, Inc.*	2,845	578,076
TE Connectivity plc	14,095	3,206,753
Teledyne Technologies, Inc.*	796	406,541
Trimble, Inc.*	4,077	319,433
Zebra Technologies Corp., Class A*	834	202,512

		11,673,872

IT Services (0.8%)
Accenture plc, Class A	30,685	8,232,786
Akamai Technologies, Inc.*	2,482	216,554
Cognizant Technology Solutions Corp., Class A	8,033	666,739
EPAM Systems, Inc.*	952	195,046
Gartner, Inc.*	5,035	1,270,230
GoDaddy, Inc., Class A*	2,178	270,246
International Business Machines Corp.	15,696	4,649,312
VeriSign, Inc.	1,391	337,943

		15,838,856

Semiconductors & Semiconductor Equipment (11.2%)
Advanced Micro Devices, Inc.*	27,374	5,862,416
Analog Devices, Inc.	8,277	2,244,723
Applied Materials, Inc.	13,403	3,444,437
Broadcom, Inc.	141,533	48,984,571
First Solar, Inc.*	1,839	480,402
Intel Corp.*	104,229	3,846,050
KLA Corp.	5,925	7,199,349
Lam Research Corp.	21,132	3,617,376
Microchip Technology, Inc.	8,979	572,142
Micron Technology, Inc.	40,249	11,487,467
Monolithic Power Systems, Inc.	9,220	8,356,639
NVIDIA Corp.	526,424	98,178,076
NXP Semiconductors NV	4,239	920,117
ON Semiconductor Corp.*	6,517	352,896
Qnity Electronics, Inc.	3,648	297,859
QUALCOMM, Inc.	18,019	3,082,150
Skyworks Solutions, Inc.	2,596	164,612
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	44,280	13,456,249
Teradyne, Inc.	2,607	504,611
Texas Instruments, Inc.	15,232	2,642,600

		215,694,742

Software (7.1%)
Adobe, Inc.*	7,043	2,464,980
AppLovin Corp., Class A*	4,542	3,060,490
Atlassian Corp., Class A*	6,255	1,014,186
Autodesk, Inc.*	3,632	1,075,108
Cadence Design Systems, Inc.*	4,625	1,445,683
Crowdstrike Holdings, Inc., Class A*	4,230	1,982,855
Datadog, Inc., Class A*	5,462	742,777
Fair Isaac Corp.*	394	666,104
Fortinet, Inc.*	10,622	843,493
Gen Digital, Inc.	9,625	261,704
Intuit, Inc.	4,681	3,100,788
Microsoft Corp.	165,646	80,109,719
Oracle Corp.	28,319	5,519,656
Palantir Technologies, Inc., Class A*	38,408	6,827,022
Palo Alto Networks, Inc.*	11,527	2,123,273
PTC, Inc.*	2,088	363,750
Roper Technologies, Inc.	1,790	796,783
Salesforce, Inc.	30,086	7,970,082
ServiceNow, Inc.*	55,110	8,442,301
Synopsys, Inc.*	11,409	5,359,036
Tyler Technologies, Inc.*	716	325,028
Workday, Inc., Class A*	3,666	787,383

		135,282,201

Technology Hardware, Storage & Peripherals (4.4%)
Apple, Inc.	295,809	80,418,635
Dell Technologies, Inc., Class C	4,996	628,896
Hewlett Packard Enterprise Co.	21,642	519,841
HP, Inc.	16,094	358,574
NetApp, Inc.	3,486	373,316
Sandisk Corp.*	2,392	567,813
Seagate Technology Holdings plc	3,653	1,006,000
Super Micro Computer, Inc.*	8,422	246,512
Western Digital Corp.	5,704	982,628

		85,102,215

Total Information Technology		472,288,026

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Materials (1.5%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.	8,823	$2,179,458
Albemarle Corp.	1,883	266,332
CF Industries Holdings, Inc.	2,466	190,720
Corteva, Inc.	11,234	753,015
Dow, Inc.	11,705	273,663
DuPont de Nemours, Inc.	7,297	293,339
Ecolab, Inc.	4,288	1,125,686
International Flavors & Fragrances, Inc.	4,274	288,025
Linde plc	12,003	5,117,959
LyondellBasell Industries NV, Class A	4,653	201,475
Mosaic Co. (The)	5,788	139,433
PPG Industries, Inc.	3,751	384,327
Sherwin-Williams Co. (The)	3,903	1,264,689

		12,478,121

Construction Materials (0.4%)
Amrize Ltd.*	76,405	4,131,982
CRH plc	11,277	1,407,370
Martin Marietta Materials, Inc.	1,035	644,453
Vulcan Materials Co.	2,240	638,893

		6,822,698

Containers & Packaging (0.1%)
Amcor plc	38,341	319,764
Avery Dennison Corp.	1,275	231,897
Ball Corp.	4,327	229,201
International Paper Co.	8,831	347,853
Packaging Corp. of America	1,514	312,232
Smurfit WestRock plc	9,022	348,881

		1,789,828

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	24,369	1,237,702
Newmont Corp.	18,290	1,826,256
Nucor Corp.	26,928	4,392,226
Steel Dynamics, Inc.	2,355	399,055

		7,855,239

Total Materials		28,945,886

Real Estate (1.1%)
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	2,717	132,970
Healthpeak Properties, Inc. (REIT)	12,563	202,013
Ventas, Inc. (REIT)	7,721	597,451
Welltower, Inc. (REIT)	26,600	4,937,226

		5,869,660

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	10,826	191,945

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	15,752	2,010,900

Office REITs (0.0%)†
BXP, Inc. (REIT) (x)	2,457	165,799

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	5,027	808,291
CoStar Group, Inc.*	6,985	469,672

		1,277,963

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	2,316	419,914
Camden Property Trust (REIT)	1,929	212,344
Equity Residential (REIT)	5,839	368,091
Essex Property Trust, Inc. (REIT)	1,055	276,072
Invitation Homes, Inc. (REIT)	9,025	250,805
Mid-America Apartment Communities, Inc. (REIT)	1,936	268,930
UDR, Inc. (REIT)	5,364	196,751

		1,992,907

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	1,381	139,205
Kimco Realty Corp. (REIT)	11,660	236,348
Realty Income Corp. (REIT)	15,695	884,727
Regency Centers Corp. (REIT)	2,722	187,900
Simon Property Group, Inc. (REIT)	5,458	1,010,330

		2,458,510

Specialized REITs (0.4%)
American Tower Corp. (REIT)	7,931	1,392,446
Crown Castle, Inc. (REIT)	7,349	653,106
Digital Realty Trust, Inc. (REIT)	5,499	850,750
Equinix, Inc. (REIT)	1,647	1,261,866
Extra Space Storage, Inc. (REIT)	3,515	457,723
Iron Mountain, Inc. (REIT)	4,797	397,911
Public Storage (REIT)	6,241	1,619,540
SBA Communications Corp. (REIT)	1,845	356,878
VICI Properties, Inc. (REIT), Class A	17,619	495,446
Weyerhaeuser Co. (REIT)	12,122	287,170

		7,772,836

Total Real Estate		21,740,520

Utilities (3.9%)
Electric Utilities (2.5%)
Alliant Energy Corp.	4,211	273,757
American Electric Power Co., Inc.	82,553	9,519,186
Constellation Energy Corp.	14,889	5,259,837
Duke Energy Corp.	57,374	6,724,807
Edison International	6,561	393,791
Entergy Corp.	7,664	708,384
Evergy, Inc.	3,820	276,912
Eversource Energy	6,276	422,563
Exelon Corp.	135,961	5,926,540
FirstEnergy Corp.	8,725	390,618
NextEra Energy, Inc.	95,084	7,633,344
NRG Energy, Inc.	3,220	512,753
PG&E Corp.	36,449	585,735
Pinnacle West Capital Corp.	2,155	191,149
PPL Corp.	89,072	3,119,301
Southern Co. (The)	18,671	1,628,111
Xcel Energy, Inc.	62,072	4,584,638

		48,151,426

Gas Utilities (0.3%)
Atmos Energy Corp.	38,970	6,532,541

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	12,327	176,769
Vistra Corp.	5,307	856,178

		1,032,947

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Multi-Utilities (0.7%)
Ameren Corp.	4,416	$440,982
CenterPoint Energy, Inc.	112,287	4,305,084
CMS Energy Corp.	5,015	350,699
Consolidated Edison, Inc.	6,163	612,109
Dominion Energy, Inc.	14,485	848,676
DTE Energy Co.	3,400	438,532
NiSource, Inc.	104,015	4,343,666
Public Service Enterprise Group, Inc.	8,450	678,535
Sempra	10,982	969,601
WEC Energy Group, Inc.	5,348	564,000

		13,551,884

Water Utilities (0.3%)
American Water Works Co., Inc.	43,456	5,671,008

Total Utilities		74,939,806

Total Common Stocks (80.9%) (Cost $583,225,590)		1,551,665,377

EXCHANGE TRADED FUNDS (ETF):
Equity (9.0%)
iShares Core S&P 500 ETF	85,844	58,797,989
iShares Morningstar Growth ETF	5,590	581,584
iShares Morningstar U.S. Equity ETF (x)‡	348,108	32,854,433
iShares Morningstar Value ETF	5,526	521,433
iShares Russell 1000 ETF (x)	96,999	36,223,307
State Street SPDR Portfolio S&P 500 Growth ETF	4,200	448,140
State Street SPDR Portfolio S&P 500 Value ETF (x)	105,100	5,970,731
Vanguard Growth ETF	1,000	487,860
Vanguard Large-Cap ETF	89,413	28,147,212
Vanguard Russell 1000 Growth ETF	4,500	547,875
Vanguard Russell 1000 Value ETF (x)	44,500	4,107,350
Vanguard Value ETF	25,800	4,927,542

Total Exchange Traded Funds (9.0%) (Cost $36,722,662)		173,615,456

SHORT-TERM INVESTMENTS:
Investment Companies (4.3%)
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	3,964,375	3,964,375
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	78,187,444	78,218,719

Total Investment Companies		82,183,094

Total Short-Term Investments (4.3%) (Cost $82,167,873)		82,183,094

Total Investments in Securities (94.2%) (Cost $702,116,125)		1,807,463,927
Other Assets Less Liabilities (5.8%)		110,796,028

Net Assets (100%)		$1,918,259,955

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $5,614,826. This was collateralized by $1,929,249 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.750%, maturing 4/30/26 – 5/15/55 and by cash of $3,964,375 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
BlackRock, Inc.	2,417	3,115,309	—	(636,135)	430,075	(322,237)	2,587,012	56,351	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar U.S. Equity ETF (x)	348,108	29,169,553	—	(908,399)	638,614	3,954,665	32,854,433	363,967	—

Total		32,284,862	—	(1,544,534)	1,068,689	3,632,428	35,441,445	420,318	—

(x)	All or a portion of security is on loan at December 31, 2025.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	549	3/2026	USD	189,199,125	272,688

					272,688

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$167,421,367	$—	$—	$167,421,367
Consumer Discretionary	143,840,077	—	—	143,840,077
Consumer Staples	93,548,162	—	—	93,548,162
Energy	52,604,587	—	—	52,604,587
Financials	231,180,035	—	—	231,180,035
Health Care	144,320,041	—	—	144,320,041
Industrials	120,836,870	—	—	120,836,870
Information Technology	472,288,026	—	—	472,288,026
Materials	28,945,886	—	—	28,945,886
Real Estate	21,740,520	—	—	21,740,520
Utilities	74,939,806	—	—	74,939,806
Exchange Traded Funds	173,615,456	—	—	173,615,456
Futures	272,688	—	—	272,688
Short-Term Investments
Investment Companies	82,183,094	—	—	82,183,094

Total Assets	$1,807,736,615	$—	$—	$1,807,736,615

Total Liabilities	$—	$—	$—	$—

Total	$1,807,736,615	$—	$—	$1,807,736,615

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$272,688	*

Total		$272,688

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(42,390,389)	$(42,390,389)

Total	$(42,390,389)	$(42,390,389)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$6,791,839	$6,791,839

Total	$6,791,839	$6,791,839

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$189,781,000
Average notional value of contracts — short	303,095,000

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$527,509,247
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$837,824,519

During the year ended December 31, 2025, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 2%)*	Net Proceeds of Sales and Redemptions (affiliated 2%)*	Net Realized Gain (Loss)
$9,142,943	$18,597,849	$13,357,531

* Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,116,492,087
Aggregate gross unrealized depreciation	(15,139,427)

Net unrealized appreciation	$1,101,352,660

Federal income tax cost of investments in securities and derivative instruments, if applicable	$706,383,955

For the period ended December 31, 2025, the Portfolio incurred approximately $2,700 as brokerage commissions with Bernstein Institutional Services, LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $6,007,336)	$35,441,445
Unaffiliated Issuers (Cost $696,108,789)	1,772,022,482
Cash	104,149,835
Foreign cash (Cost $7)	7
Cash held as collateral at broker for futures	12,444,600
Dividends, interest and other receivables	1,672,957
Receivable for securities sold	253,004
Receivable for Portfolio shares sold	28,646
Securities lending income receivable	8,953
Other assets	7,790

Total assets	1,926,029,719

LIABILITIES
Payable for return of collateral on securities loaned	3,964,375
Due to broker for futures variation margin	1,421,568
Payable for Portfolio shares repurchased	872,452
Investment management fees payable	782,102
Distribution fees payable – Class IB	298,535
Administrative fees payable	202,071
Trustees’ fees payable	3,342
Accrued expenses	225,319

Total liabilities	7,769,764

Commitments and contingent liabilities^

NET ASSETS	$1,918,259,955

Net assets were comprised of:
Paid in capital	$918,587,615
Total distributable earnings (loss)	999,672,340

Net assets	$1,918,259,955

Class IB
Net asset value, offering and redemption price per share, $1,404,429,688 / 134,527,693 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.44

Class K
Net asset value, offering and redemption price per share, $513,830,267 / 49,111,816 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.46

(x)	Includes value of securities on loan of $5,614,826.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends ($420,318 of dividend income received from affiliates) (net of $53,428 foreign withholding tax)	$25,906,764
Interest	5,161,314
Securities lending (net)	58,482

Total income	31,126,560

EXPENSES
Investment management fees	9,211,503
Distribution fees – Class IB	3,523,059
Administrative fees	2,399,081
Custodian fees	203,500
Professional fees	133,042
Printing and mailing expenses	105,465
Trustees’ fees	66,487
Miscellaneous	61,198

Total expenses	15,703,335

NET INVESTMENT INCOME (LOSS)	15,423,225

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($1,068,689 realized gain (loss) from affiliates)	259,094,340
Futures contracts	(42,390,389)

Net realized gain (loss)	216,703,951

Change in unrealized appreciation (depreciation) on:
Investments in securities ($3,632,428 of change in unrealized appreciation (depreciation) from affiliates)	(41,051,269)
Futures contracts	6,791,839

Net change in unrealized appreciation (depreciation)	(34,259,430)

NET REALIZED AND UNREALIZED GAIN (LOSS)	182,444,521

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$197,867,746

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,423,225	$17,358,034
Net realized gain (loss)	216,703,951	354,982,534
Net change in unrealized appreciation (depreciation)	(34,259,430)	67,734,279

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	197,867,746	440,074,847

Distributions to shareholders:
Class IB	(197,111,475)	(273,894,173)
Class K	(73,387,079)	(99,470,476)

Total distributions to shareholders	(270,498,554)	(373,364,649)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 12,400 shares, respectively ]	—	142,517
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (600,511) shares, respectively ]	—	(7,381,517)
Capital shares repurchased [ 0 and (69,979) shares, respectively ]	—	(809,815)

Total Class IA transactions	—	(8,048,815)

Class IB
Capital shares sold [ 1,430,608 and 1,606,849 shares, respectively ]	15,541,059	19,219,759
Capital shares issued in connection with share class combination (Note 1) [ 0 and 600,307 shares, respectively ]	—	7,381,517
Capital shares issued in reinvestment of dividends and distributions [ 18,596,938 and 23,949,088 shares, respectively ]	197,111,475	273,894,173
Capital shares repurchased [ (22,185,323) and (22,300,892) shares, respectively ]	(245,125,726)	(267,779,201)

Total Class IB transactions	(32,473,192)	32,716,248

Class K
Capital shares sold [ 54,048 and 453,664 shares, respectively ]	600,322	5,672,339
Capital shares issued in reinvestment of dividends and distributions [ 6,912,019 and 8,678,397 shares, respectively ]	73,387,079	99,470,476
Capital shares repurchased [ (6,797,214) and (16,579,493) shares, respectively ]	(75,045,140)	(196,596,481)

Total Class K transactions	(1,057,739)	(91,453,666)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(33,530,931)	(66,786,233)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(106,161,739)	(76,035)
NET ASSETS:
Beginning of year	2,024,421,694	2,024,497,729

End of year	$1,918,259,955	$2,024,421,694

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.90	$10.66	$9.49	$12.78	$11.62

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.09	0.09	0.08	0.05
Net realized and unrealized gain (loss)	1.10	2.48	2.14	(2.43)	3.07

Total from investment operations	1.18	2.57	2.23	(2.35)	3.12

Less distributions:
Dividends from net investment income	(0.09)	(0.12)	(0.19)	— #	(0.05)
Distributions from net realized gains	(1.55)	(2.21)	(0.87)	(0.94)	(1.91)

Total dividends and distributions	(1.64)	(2.33)	(1.06)	(0.94)	(1.96)

Net asset value, end of year	$10.44	$10.90	$10.66	$9.49	$12.78

Total return	10.88%	23.62%	23.98%	(18.42)%	27.31%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,404,430	$1,489,983	$1,415,755	$1,306,856	$1,828,419
Ratio of expenses to average net assets (f)	0.88%	0.88%	0.89%	0.87%	0.86%
Ratio of net investment income (loss) to average net assets (f)	0.74%	0.77%	0.84%	0.74%	0.38%
Portfolio turnover rate^	30%	35%	30%	31%	31%

	Year Ended December 31,
Class K	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.92	$10.67	$9.50	$12.79	$11.62

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.12	0.11	0.11	0.08
Net realized and unrealized gain (loss)	1.10	2.49	2.14	(2.43)	3.08

Total from investment operations	1.21	2.61	2.25	(2.32)	3.16

Less distributions:
Dividends from net investment income	(0.12)	(0.15)	(0.21)	(0.03)	(0.08)
Distributions from net realized gains	(1.55)	(2.21)	(0.87)	(0.94)	(1.91)

Total dividends and distributions	(1.67)	(2.36)	(1.08)	(0.97)	(1.99)

Net asset value, end of year	$10.46	$10.92	$10.67	$9.50	$12.79

Total return	11.12%	23.96%	24.24%	(18.20)%	27.66%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$513,830	$534,438	$601,731	$563,043	$874,407
Ratio of expenses to average net assets (f)	0.63%	0.63%	0.64%	0.62%	0.61%
Ratio of net investment income (loss) to average net assets (f)	0.99%	1.02%	1.08%	0.98%	0.63%
Portfolio turnover rate^	30%	35%	30%	31%	31%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (12.0%)
Diversified Telecommunication Services (0.0%)†
AST SpaceMobile, Inc., Class A (x)*	19,047	$1,383,383
GCI Liberty, Inc., Class A*	63	2,323
GCI Liberty, Inc., Class C*	429	15,963
Iridium Communications, Inc.	681	11,836

		1,413,505

Entertainment (1.9%)
Liberty Media Corp.-Liberty Formula One, Class A*	659	58,901
Liberty Media Corp.-Liberty Formula One, Class C*	6,096	600,517
Live Nation Entertainment, Inc.*	14,823	2,112,277
Netflix, Inc.*	396,975	37,220,376
ROBLOX Corp., Class A*	58,095	4,707,438
Roku, Inc.*	1,567	170,004
Spotify Technology SA*	14,408	8,366,870
Take-Two Interactive Software, Inc.*	5,786	1,481,390
TKO Group Holdings, Inc., Class A	2,743	573,287

		55,291,060

Interactive Media & Services (10.0%)
Alphabet, Inc., Class A	309,406	96,844,078
Alphabet, Inc., Class C	251,932	79,056,261
Meta Platforms, Inc., Class A	155,743	102,804,397
Pinterest, Inc., Class A*	27,476	711,354
Reddit, Inc., Class A*	11,633	2,674,078
Trump Media & Technology Group Corp. (x)*	8,148	107,879

		282,198,047

Media (0.1%)
DoubleVerify Holdings, Inc.*	6,474	74,063
Liberty Broadband Corp., Class A*	328	15,836
Liberty Broadband Corp., Class C*	2,251	109,398
Nexstar Media Group, Inc., Class A	158	32,082
NIQ Global Intelligence plc (x)*	2,222	36,641
Trade Desk, Inc. (The), Class A*	41,798	1,586,652

		1,854,672

Total Communication Services		340,757,284

Consumer Discretionary (13.3%)
Automobiles (3.8%)
Tesla, Inc.*	238,734	107,363,454

Broadline Retail (4.6%)
Amazon.com, Inc.*	553,570	127,775,027
Coupang, Inc., Class A*	122,542	2,890,766
Etsy, Inc.*	5,272	292,280

		130,958,073

Distributors (0.0%)†
Pool Corp.	577	131,989

Diversified Consumer Services (0.0%)†
Bright Horizons Family Solutions, Inc.*	689	69,865
Duolingo, Inc., Class A*	3,561	624,956
Grand Canyon Education, Inc.*	724	120,408
H&R Block, Inc.	2,002	87,247

		902,476

Hotels, Restaurants & Leisure (2.7%)
Airbnb, Inc., Class A*	39,833	5,406,135
Booking Holdings, Inc.	2,862	15,326,954
Carnival Corp.*	31,228	953,703
Cava Group, Inc. (x)*	9,346	548,517
Chipotle Mexican Grill, Inc.*	123,304	4,562,248
Choice Hotels International, Inc. (x)	772	73,541
Churchill Downs, Inc.	5,219	593,818
Darden Restaurants, Inc.	10,394	1,912,704
Domino’s Pizza, Inc.	892	371,803
DoorDash, Inc., Class A*	33,607	7,611,313
DraftKings, Inc., Class A (x)*	45,015	1,551,217
Dutch Bros, Inc., Class A*	10,984	672,440
Expedia Group, Inc.	10,976	3,109,611
Flutter Entertainment plc, Class DI*	12,236	2,631,229
Hilton Worldwide Holdings, Inc.	21,363	6,136,522
Las Vegas Sands Corp.	28,706	1,868,474
Marriott International, Inc., Class A	16,128	5,003,551
McDonald’s Corp.	3,786	1,157,115
Norwegian Cruise Line Holdings Ltd.*	37,955	847,156
Planet Fitness, Inc., Class A*	7,859	852,466
Restaurant Brands International, Inc.	19,318	1,318,067
Royal Caribbean Cruises Ltd.	23,732	6,619,329
Starbucks Corp.	14,092	1,186,687
Texas Roadhouse, Inc., Class A	6,200	1,029,200
Travel + Leisure Co.	1,887	133,090
Vail Resorts, Inc.	2,638	350,326
Viking Holdings Ltd.*	16,325	1,165,768
Wendy’s Co. (The) (x)	6,538	54,462
Wingstop, Inc.	2,601	620,313
Wyndham Hotels & Resorts, Inc.	6,211	469,303
Yum! Brands, Inc.	8,773	1,327,179

		75,464,241

Household Durables (0.1%)
SharkNinja, Inc.*	1,332	149,051
Somnigroup International, Inc.	18,935	1,690,517
TopBuild Corp.*	185	77,180

		1,916,748

Specialty Retail (1.9%)
AutoZone, Inc.*	245	830,917
Burlington Stores, Inc.*	5,887	1,700,460
Carvana Co.*	12,662	5,343,617
Chewy, Inc., Class A*	20,458	676,137
Floor & Decor Holdings, Inc., Class A*	3,172	193,143
Home Depot, Inc. (The)	71,075	24,456,907
Lithia Motors, Inc., Class A	251	83,415
Murphy USA, Inc.	1,594	643,211
O’Reilly Automotive, Inc.*	72,520	6,614,549
RH*	242	43,354
Ross Stores, Inc.	5,964	1,074,355
TJX Cos., Inc. (The)	52,385	8,046,860
Tractor Supply Co.	49,793	2,490,148
Ulta Beauty, Inc.*	1,057	639,496
Valvoline, Inc.*	10,545	306,438
Wayfair, Inc., Class A*	1,646	165,275
Williams-Sonoma, Inc.	1,657	295,924

		53,604,206

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.2%)
Birkenstock Holding plc (x)*	1,492	$61,023
Deckers Outdoor Corp.*	13,591	1,408,979
Lululemon Athletica, Inc.*	5,604	1,164,567
On Holding AG, Class A*	20,900	971,432
Ralph Lauren Corp.	261	92,292
Tapestry, Inc.	17,766	2,269,962

		5,968,255

Total Consumer Discretionary		376,309,442

Consumer Staples (2.4%)
Beverages (0.7%)
Celsius Holdings, Inc.*	15,398	704,304
Coca-Cola Co. (The)	177,991	12,443,351
Coca-Cola Consolidated, Inc.	726	111,296
Monster Beverage Corp.*	65,340	5,009,618
PepsiCo, Inc.	17,578	2,522,794

		20,791,363

Consumer Staples Distribution & Retail (1.5%)
BJ’s Wholesale Club Holdings, Inc.*	1,811	163,044
Casey’s General Stores, Inc.	519	286,856
Costco Wholesale Corp.	41,576	35,852,648
Performance Food Group Co.*	1,767	158,889
Sprouts Farmers Market, Inc.*	9,169	730,494
Sysco Corp.	24,041	1,771,581
Walmart, Inc.	40,719	4,536,504

		43,500,016

Food Products (0.0%)†
Darling Ingredients, Inc.*	1,641	59,076
Freshpet, Inc.*	1,234	75,188
Hershey Co. (The)	1,648	299,903

		434,167

Household Products (0.2%)
Colgate-Palmolive Co.	35,689	2,820,145
Kimberly-Clark Corp.	11,210	1,130,977

		3,951,122

Total Consumer Staples		68,676,668

Energy (0.3%)
Energy Equipment & Services (0.0%)†
SLB Ltd.	11,098	425,941

Oil, Gas & Consumable Fuels (0.3%)
Cheniere Energy, Inc.	8,983	1,746,205
HF Sinclair Corp.	1,452	66,908
Phillips 66	2,699	348,279
Targa Resources Corp.	19,895	3,670,628
Texas Pacific Land Corp.	5,190	1,490,672
Williams Cos., Inc. (The)	6,049	363,605

		7,686,297

Total Energy		8,112,238

Financials (6.4%)
Banks (0.4%)
Bank of America Corp.	49,496	2,722,280
Citigroup, Inc.	29,676	3,462,892
NU Holdings Ltd., Class A*	313,316	5,244,910
Pinnacle Financial Partners, Inc.	494	47,133
Popular, Inc.	551	68,611
Western Alliance Bancorp	2,115	177,808

		11,723,634

Capital Markets (1.4%)
Ameriprise Financial, Inc.	7,904	3,875,647
Ares Management Corp., Class A	17,624	2,848,567
Bank of New York Mellon Corp. (The)	4,746	550,963
Blackstone, Inc.	69,476	10,709,031
Blue Owl Capital, Inc., Class A (x)	59,461	888,347
Brookfield Asset Management Ltd., Class A	12,358	647,436
Bullish*	481	18,215
Charles Schwab Corp. (The)	13,968	1,395,543
Coinbase Global, Inc., Class A*	2,038	460,873
FactSet Research Systems, Inc.	229	66,454
Freedom Holding Corp. (x)*	1,406	171,082
Goldman Sachs Group, Inc. (The)	1,481	1,301,799
Hamilton Lane, Inc., Class A	2,482	333,357
Houlihan Lokey, Inc., Class A	1,931	336,361
Interactive Brokers Group, Inc., Class A	2,145	137,945
Jefferies Financial Group, Inc.	3,503	217,081
KKR & Co., Inc.	15,835	2,018,646
Lazard, Inc.	1,670	81,095
LPL Financial Holdings, Inc.	7,464	2,665,917
Moody’s Corp.	14,561	7,438,487
Morningstar, Inc.	1,437	312,275
MSCI, Inc.	3,356	1,925,438
Robinhood Markets, Inc., Class A*	9,280	1,049,568
TPG, Inc., Class A	11,626	742,204
Tradeweb Markets, Inc., Class A	917	98,614
XP, Inc., Class A	3,274	53,595

		40,344,540

Consumer Finance (0.3%)
Ally Financial, Inc.	3,045	137,908
American Express Co.	16,587	6,136,361
Credit Acceptance Corp. (x)*	43	19,069
Figure Technology Solutions, Inc., Class A*	579	23,646
SLM Corp.	2,613	70,708
SoFi Technologies, Inc.*	15,569	407,596

		6,795,288

Financial Services (3.9%)
Affirm Holdings, Inc., Class A*	15,310	1,139,523
Apollo Global Management, Inc.	26,893	3,893,031
Block, Inc., Class A*	18,541	1,206,834
Corpay, Inc.*	6,365	1,915,419
Equitable Holdings, Inc.‡	26,838	1,278,831
Fiserv, Inc.*	13,849	930,237
Mastercard, Inc., Class A	75,353	43,017,520
Shift4 Payments, Inc., Class A (x)*	6,200	390,414
Toast, Inc., Class A*	43,384	1,540,566
UWM Holdings Corp., Class A	1,781	7,801
Visa, Inc., Class A	157,676	55,298,550
WEX, Inc.*	259	38,586

		110,657,312

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Insurance (0.4%)
Aon plc, Class A	18,167	$6,410,771
Arthur J Gallagher & Co.	1,446	374,210
Brown & Brown, Inc.	2,863	228,181
Everest Group Ltd.	546	185,285
Kinsale Capital Group, Inc.	2,071	810,010
Markel Group, Inc.*	238	511,617
Marsh & McLennan Cos., Inc.	5,481	1,016,835
Progressive Corp. (The)	2,754	627,141
RLI Corp.	409	26,168
Ryan Specialty Holdings, Inc., Class A	9,959	514,183

		10,704,401

Total Financials		180,225,175

Health Care (8.1%)
Biotechnology (2.8%)
AbbVie, Inc.	165,941	37,915,859
Alnylam Pharmaceuticals, Inc.*	11,873	4,721,298
Amgen, Inc.	37,163	12,163,821
Apellis Pharmaceuticals, Inc.*	10,098	253,662
Caris Life Sciences, Inc.*	1,055	28,464
Exact Sciences Corp.*	962	97,701
Exelixis, Inc.*	19,965	875,066
Gilead Sciences, Inc.	31,405	3,854,650
Halozyme Therapeutics, Inc.*	10,867	731,349
Incyte Corp.*	3,887	383,919
Insmed, Inc.*	18,383	3,199,377
Ionis Pharmaceuticals, Inc.*	13,765	1,088,949
Natera, Inc.*	12,161	2,785,963
Neurocrine Biosciences, Inc.*	7,761	1,100,743
Sarepta Therapeutics, Inc.*	7,228	155,547
Summit Therapeutics, Inc.*	10,941	191,358
Ultragenyx Pharmaceutical, Inc.*	8,634	198,582
Vertex Pharmaceuticals, Inc.*	24,089	10,920,989
Viking Therapeutics, Inc.*	806	28,355

		80,695,652

Health Care Equipment & Supplies (1.3%)
Boston Scientific Corp.*	23,834	2,272,572
Dexcom, Inc.*	36,623	2,430,668
IDEXX Laboratories, Inc.*	7,462	5,048,267
Inspire Medical Systems, Inc.*	2,535	233,803
Insulet Corp.*	6,568	1,866,888
Intuitive Surgical, Inc.*	33,063	18,725,561
Masimo Corp.*	4,221	548,983
Penumbra, Inc.*	3,503	1,089,118
ResMed, Inc.	3,233	778,733
Stryker Corp.	8,291	2,914,038

		35,908,631

Health Care Providers & Services (0.7%)
Cardinal Health, Inc.	11,233	2,308,382
Cencora, Inc.	17,151	5,792,750
Chemed Corp.	116	49,632
Cigna Group (The)	1,961	539,726
DaVita, Inc.*	3,290	373,777
HCA Healthcare, Inc.	3,212	1,499,554
McKesson Corp.	10,851	8,900,967
Molina Healthcare, Inc.*	2,613	453,460

		19,918,248

Health Care Technology (0.1%)
Doximity, Inc., Class A*	12,504	553,677
Veeva Systems, Inc., Class A*	11,007	2,457,093

		3,010,770

Life Sciences Tools & Services (0.1%)
Medpace Holdings, Inc.*	2,091	1,174,410
Repligen Corp.*	613	100,446
Sotera Health Co.*	1,855	32,722
Tempus AI, Inc., Class A (x)*	8,997	531,273
Waters Corp.*	2,917	1,107,964

		2,946,815

Pharmaceuticals (3.1%)
Bristol-Myers Squibb Co.	36,726	1,981,001
Corcept Therapeutics, Inc.*	8,803	306,344
Eli Lilly & Co.	75,041	80,645,062
Zoetis, Inc.	33,344	4,195,342

		87,127,749

Total Health Care		229,607,865

Industrials (5.9%)
Aerospace & Defense (1.9%)
Axon Enterprise, Inc.*	6,987	3,968,127
Boeing Co. (The)*	9,837	2,135,809
BWX Technologies, Inc.	1,503	259,779
Carpenter Technology Corp.	797	250,927
GE Aerospace	97,430	30,011,363
HEICO Corp.	3,976	1,286,594
HEICO Corp., Class A	7,024	1,773,068
Howmet Aerospace, Inc.	37,559	7,700,346
Karman Holdings, Inc. (x)*	4,761	348,362
Leonardo DRS, Inc.	2,785	94,941
Loar Holdings, Inc.*	3,611	245,548
Lockheed Martin Corp.	5,377	2,600,694
Rocket Lab Corp.*	38,752	2,703,340
StandardAero, Inc.*	1,173	33,642
TransDigm Group, Inc.	905	1,203,514

		54,616,054

Building Products (0.4%)
AAON, Inc.	6,294	479,918
Armstrong World Industries, Inc.	1,182	225,880
Carlisle Cos., Inc.	456	145,856
Lennox International, Inc.	2,974	1,444,115
Simpson Manufacturing Co., Inc.	323	52,155
Trane Technologies plc	20,881	8,126,885

		10,474,809

Commercial Services & Supplies (0.7%)
Cintas Corp.	32,204	6,056,606
Copart, Inc.*	77,150	3,020,422
RB Global, Inc.	1,056	108,631
Rollins, Inc.	26,288	1,577,806
Tetra Tech, Inc.	4,568	153,211
Veralto Corp.	8,862	884,250
Waste Management, Inc.	34,653	7,613,611

		19,414,537

Construction & Engineering (0.3%)
Comfort Systems USA, Inc.	3,258	3,040,659
EMCOR Group, Inc.	1,431	875,471

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
MasTec, Inc.*	1,226	$266,496
Quanta Services, Inc.	10,686	4,510,133
WillScot Holdings Corp.	4,242	79,877

		8,772,636

Electrical Equipment (0.8%)
GE Vernova, Inc.	25,608	16,736,620
Rockwell Automation, Inc.	852	331,488
Vertiv Holdings Co., Class A	35,635	5,773,226

		22,841,334

Ground Transportation (0.6%)
Avis Budget Group, Inc. (x)*	543	69,678
Lyft, Inc., Class A*	5,769	111,745
Old Dominion Freight Line, Inc.	982	153,978
Uber Technologies, Inc.*	188,583	15,409,117
U-Haul Holding Co. (Nasdaq Stock Exchange)*	274	13,812
U-Haul Holding Co. (New York Stock Exchange)	3,608	168,638
Union Pacific Corp.	4,422	1,022,897
XPO, Inc.*	2,211	300,497

		17,250,362

Industrial Conglomerates (0.0%)†
3M Co.	8,037	1,286,724

Machinery (0.2%)
Allison Transmission Holdings, Inc.	1,305	127,759
Caterpillar, Inc.	5,339	3,058,553
Illinois Tool Works, Inc.	8,885	2,188,376
RBC Bearings, Inc.*	589	264,125

		5,638,813

Passenger Airlines (0.0%)†
Alaska Air Group, Inc.*	1,860	93,558
American Airlines Group, Inc.*	3,849	59,005
Southwest Airlines Co.	4,541	187,680

		340,243

Professional Services (0.6%)
Automatic Data Processing, Inc.	35,387	9,102,598
Booz Allen Hamilton Holding Corp.	11,205	945,254
Broadridge Financial Solutions, Inc.	9,916	2,212,954
Dayforce, Inc.*	1,327	91,775
Equifax, Inc.	1,983	430,271
ExlService Holdings, Inc.*	14,457	613,555
KBR, Inc.	887	35,657
Paychex, Inc.	9,459	1,061,111
Paycom Software, Inc.	2,627	418,639
Paylocity Holding Corp.*	3,767	574,467
Verisk Analytics, Inc.	7,868	1,759,993

		17,246,274

Trading Companies & Distributors (0.4%)
Core & Main, Inc., Class A*	10,320	536,331
Fastenal Co.	88,309	3,543,840
Ferguson Enterprises, Inc.	1,053	234,429
FTAI Aviation Ltd.	9,541	1,878,146
SiteOne Landscape Supply, Inc.*	1,331	165,789
W.W. Grainger, Inc.	3,497	3,528,648

		9,887,183

Total Industrials		167,768,969

Information Technology (50.0%)
Communications Equipment (0.6%)
Arista Networks, Inc.*	96,629	12,661,298
Lumentum Holdings, Inc. (x)*	497	183,189
Motorola Solutions, Inc.	6,574	2,519,946
Ubiquiti, Inc.	394	218,020

		15,582,453

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	114,292	15,445,421
CDW Corp.	890	121,218
Jabil, Inc.	6,447	1,470,045

		17,036,684

IT Services (0.6%)
Cloudflare, Inc., Class A*	29,364	5,789,113
Gartner, Inc.*	6,897	1,739,975
Globant SA*	393	25,690
GoDaddy, Inc., Class A*	12,596	1,562,912
Kyndryl Holdings, Inc.*	1,405	37,317
MongoDB, Inc.*	704	295,462
Okta, Inc.*	6,175	533,952
Snowflake, Inc., Class A*	30,754	6,746,197
Twilio, Inc., Class A*	2,262	321,747

		17,052,365

Semiconductors & Semiconductor Equipment (19.6%)
Advanced Micro Devices, Inc.*	88,238	18,897,050
Applied Materials, Inc.	21,309	5,476,200
Astera Labs, Inc.*	11,799	1,962,882
Broadcom, Inc.	385,953	133,578,333
Enphase Energy, Inc.*	11,921	382,068
Entegris, Inc.	2,287	192,680
KLA Corp.	12,325	14,975,861
Lam Research Corp.	117,608	20,132,137
Lattice Semiconductor Corp.*	10,834	797,166
MACOM Technology Solutions Holdings, Inc.*	1,470	251,781
Marvell Technology, Inc.	5,651	480,222
Monolithic Power Systems, Inc.	4,335	3,929,070
NVIDIA Corp.	1,846,556	344,382,694
Onto Innovation, Inc.*	1,014	160,070
QUALCOMM, Inc.	23,133	3,956,900
Texas Instruments, Inc.	34,830	6,042,657

		555,597,771

Software (17.4%)
Adobe, Inc.*	39,154	13,703,508
Appfolio, Inc., Class A*	2,059	479,026
AppLovin Corp., Class A*	22,332	15,047,748
Atlassian Corp., Class A*	15,534	2,518,683
Autodesk, Inc.*	19,956	5,907,176
Bentley Systems, Inc., Class B	14,743	562,667
Cadence Design Systems, Inc.*	25,558	7,988,920
Circle Internet Group, Inc., Class A*	686	54,400
Confluent, Inc., Class A*	27,051	818,022
Crowdstrike Holdings, Inc., Class A*	23,161	10,856,950
Datadog, Inc., Class A*	29,238	3,976,076
Docusign, Inc.*	14,214	972,238
Dropbox, Inc., Class A*	4,535	126,073
Dynatrace, Inc.*	27,502	1,191,937
Elastic NV*	8,643	652,028
Fair Isaac Corp.*	1,809	3,058,332

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Fortinet, Inc.*	59,599	$4,732,757
Gen Digital, Inc.	5,589	151,965
Gitlab, Inc., Class A*	13,079	490,855
Guidewire Software, Inc.*	7,949	1,597,828
HubSpot, Inc.*	4,763	1,911,392
Intuit, Inc.	25,575	16,941,391
Manhattan Associates, Inc.*	5,615	973,136
Microsoft Corp.#	590,994	285,816,518
nCino, Inc.*	1,402	35,947
Nutanix, Inc., Class A*	5,969	308,538
Oracle Corp.	157,676	30,732,629
Palantir Technologies, Inc., Class A*	204,603	36,368,183
Palo Alto Networks, Inc.*	62,901	11,586,364
Pegasystems, Inc.	2,700	161,244
Procore Technologies, Inc.*	10,732	780,646
PTC, Inc.*	1,290	224,731
RingCentral, Inc., Class A*	7,499	216,571
Rubrik, Inc., Class A*	7,476	571,764
Salesforce, Inc.	9,795	2,594,793
Samsara, Inc., Class A*	29,237	1,036,452
SentinelOne, Inc., Class A*	19,949	299,235
ServiceNow, Inc.*	96,796	14,828,179
Strategy, Inc. (x)*	1,389	211,058
Synopsys, Inc.*	12,690	5,960,747
Teradata Corp.*	1,997	60,789
Tyler Technologies, Inc.*	3,343	1,517,555
Unity Software, Inc.*	1,758	77,651
Workday, Inc., Class A*	20,154	4,328,676
Zscaler, Inc.*	9,357	2,104,576

		494,535,954

Technology Hardware, Storage & Peripherals (11.2%)
Apple, Inc.	1,153,407	313,565,227
Dell Technologies, Inc., Class C	4,084	514,094
NetApp, Inc.	7,389	791,288
Pure Storage, Inc., Class A*	24,938	1,671,095
Super Micro Computer, Inc. (x)*	22,046	645,287

		317,186,991

Total Information Technology		1,416,992,218

Materials (0.3%)
Chemicals (0.3%)
Ecolab, Inc.	5,728	1,503,714
Sherwin-Williams Co. (The)	19,590	6,347,748

		7,851,462

Construction Materials (0.0%)†
Eagle Materials, Inc.	181	37,409
James Hardie Industries plc (ADR)*	8,916	185,007

		222,416

Metals & Mining (0.0%)†
Anglogold Ashanti plc	5,721	487,887
Steel Dynamics, Inc.	1,230	208,424

		696,311

Total Materials		8,770,189

Real Estate (0.4%)
Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	3,059	491,857
CoStar Group, Inc.*	4,847	325,912
Jones Lang LaSalle, Inc.*	1,190	400,399

		1,218,168

Residential REITs (0.0%)†
Sun Communities, Inc. (REIT)	2,196	272,106
UDR, Inc. (REIT)	1,692	62,063

		334,169

Retail REITs (0.1%)
Simon Property Group, Inc. (REIT)	6,735	1,246,716

Specialized REITs (0.3%)
American Tower Corp. (REIT)	43,814	7,692,424
Lamar Advertising Co. (REIT), Class A	8,069	1,021,374
Public Storage (REIT)	1,947	505,247

		9,219,045

Total Real Estate		12,018,098

Utilities (0.3%)
Electric Utilities (0.1%)
NRG Energy, Inc.	17,630	2,807,401

Independent Power and Renewable Electricity Producers (0.2%)
Vistra Corp.	31,688	5,112,225

Total Utilities		7,919,626

Total Common Stocks (99.4%) (Cost $587,379,658)		2,817,157,772

SHORT-TERM INVESTMENTS:
Investment Companies (0.0%)†
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	881,962	881,962

Total Short-Term Investments (0.0%)† (Cost $881,962)		881,962

Total Investments in Securities (99.4%) (Cost $588,261,620)		2,818,039,734
Other Assets Less Liabilities (0.6%)		16,109,948

Net Assets (100%)		$2,834,149,682

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $9,672,400.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $5,511,129. This was collateralized by $4,831,342 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.750%, maturing 1/29/26 – 8/15/55 and by cash of $881,962 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	26,838	1,359,722	8,787	(108,828)	49,488	(30,338)	1,278,831	28,510	—

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	56	3/2026	USD	19,299,000	(37,501)

					(37,501)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$340,757,284	$—	$—	$340,757,284
Consumer Discretionary	376,309,442	—	—	376,309,442
Consumer Staples	68,676,668	—	—	68,676,668
Energy	8,112,238	—	—	8,112,238
Financials	180,225,175	—	—	180,225,175
Health Care	229,607,865	—	—	229,607,865
Industrials	167,768,969	—	—	167,768,969
Information Technology	1,416,992,218	—	—	1,416,992,218
Materials	8,770,189	—	—	8,770,189
Real Estate	12,018,098	—	—	12,018,098
Utilities	7,919,626	—	—	7,919,626
Short-Term Investments
Investment Companies	881,962	—	—	881,962

Total Assets	$2,818,039,734	$—	$—	$2,818,039,734

Liabilities:
Futures	$(37,501)	$—	$—	$(37,501)

Total Liabilities	$(37,501)	$—	$—	$(37,501)

Total	$2,818,002,233	$—	$—	$2,818,002,233

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(37,501	)*

Total		$(37,501)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$1,324,185	$1,324,185

Total	$1,324,185	$1,324,185

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$401,076	$401,076

Total	$401,076	$401,076

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$17,325,000

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$404,000,002
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$624,459,765

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,243,363,234
Aggregate gross unrealized depreciation	(14,451,138)

Net unrealized appreciation	$2,228,912,096

Federal income tax cost of investments in securities and derivative instruments, if applicable	$589,090,137

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $682,477)	$1,278,831
Unaffiliated Issuers (Cost $587,579,143)	2,816,760,903
Cash	20,209,048
Receivable for Portfolio shares sold	912,633
Dividends, interest and other receivables	446,650
Securities lending income receivable	1,626
Other assets	10,200

Total assets	2,839,619,891

LIABILITIES
Payable for Portfolio shares repurchased	2,711,721
Payable for return of collateral on securities loaned	881,962
Investment management fees payable	810,184
Distribution fees payable – Class IB	596,593
Administrative fees payable	217,086
Due to broker for futures variation margin	144,891
Trustees’ fees payable	158
Accrued expenses	107,614

Total liabilities	5,470,209

Commitments and contingent liabilities^
NET ASSETS	$2,834,149,682

Net assets were comprised of:
Paid in capital	$549,419,875
Total distributable earnings (loss)	2,284,729,807

Net assets	$2,834,149,682

Class IB
Net asset value, offering and redemption price per share, $2,799,461,281 / 98,128,058 shares outstanding (unlimited amount authorized: $0.01 par value)	$28.53

Class K
Net asset value, offering and redemption price per share, $34,688,401 / 1,146,935 shares outstanding (unlimited amount authorized: $0.01 par value)	$30.24

(x)	Includes value of securities on loan of $5,511,129.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends ($28,510 of dividend income received from affiliates) (net of $12,028 foreign withholding tax)	$15,221,481
Interest	710,663
Securities lending (net)	19,058

Total income	15,951,202

EXPENSES
Investment management fees	8,920,601
Distribution fees – Class IB	6,511,346
Administrative fees	2,389,209
Professional fees	157,065
Printing and mailing expenses	138,429
Custodian fees	99,600
Trustees’ fees	87,830
Miscellaneous	413,195

Total expenses	18,717,275

NET INVESTMENT INCOME (LOSS)	(2,766,073)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($49,488 realized gain (loss) from affiliates)	279,475,222
Futures contracts	1,324,185

Net realized gain (loss)	280,799,407

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(30,338) of change in unrealized appreciation (depreciation) from affiliates)	160,239,718
Futures contracts	401,076

Net change in unrealized appreciation (depreciation)	160,640,794

NET REALIZED AND UNREALIZED GAIN (LOSS)	441,440,201

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$438,674,128

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,766,073)	$(214,265)
Net realized gain (loss)	280,799,407	171,432,117
Net change in unrealized appreciation (depreciation)	160,640,794	493,150,510

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	438,674,128	664,368,362

Distributions to shareholders:
Class IB	(224,180,622)	(177,515,739)
Class K	(2,751,563)	(2,677,264)

Total distributions to shareholders	(226,932,185)	(180,193,003)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 271,292 shares, respectively ]	—	6,594,846
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (5,202,250) shares, respectively ]	—	(139,279,483)
Capital shares repurchased [ 0 and (490,996) shares, respectively ]	—	(11,910,828)

Total Class IA transactions	—	(144,595,465)

Class IB
Capital shares sold [ 6,928,257 and 7,589,095 shares, respectively ]	191,190,908	188,827,361
Capital shares issued in connection with share class combination (Note 1) [ 0 and 5,439,992 shares, respectively ]	—	139,279,483
Capital shares issued in reinvestment of dividends and distributions [ 7,883,712 and 6,556,786 shares, respectively ]	224,180,622	177,515,739
Capital shares repurchased [ (14,337,563) and (13,900,755) shares, respectively ]	(396,901,124)	(344,367,255)

Total Class IB transactions	18,470,406	161,255,328

Class K
Capital shares sold [ 343,342 and 288,283 shares, respectively ]	10,062,142	7,408,148
Capital shares issued in reinvestment of dividends and distributions [ 91,277 and 93,985 shares, respectively ]	2,751,563	2,677,264
Capital shares repurchased [ (740,752) and (1,665,108) shares, respectively ]	(21,419,648)	(42,233,258)

Total Class K transactions	(8,605,943)	(32,147,846)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	9,864,463	(15,487,983)

TOTAL INCREASE (DECREASE) IN NET ASSETS	221,606,406	468,687,376
NET ASSETS:
Beginning of year	2,612,543,276	2,143,855,900

End of year	$2,834,149,682	$2,612,543,276

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025	2024	2023	2022	2021
Net asset value, beginning of year	$26.34	$21.33	$15.68	$24.17	$20.77

Income (loss) from investment operations†:
Net investment income (loss) (e)	(0.03)	— #	0.05	0.05	0.01
Net realized and unrealized gain (loss)	4.69	6.94	6.44	(7.11)	5.52

Total from investment operations	4.66	6.94	6.49	(7.06)	5.53

Less distributions:
Dividends from net investment income	—	(0.01)	(0.05)	(0.05)	(0.01)
Distributions from net realized gains	(2.47)	(1.92)	(0.79)	(1.38)	(2.12)

Total dividends and distributions	(2.47)	(1.93)	(0.84)	(1.43)	(2.13)

Net asset value, end of year	$28.53	$26.34	$21.33	$15.68	$24.17

Total return	17.74%	32.34%	41.54%	(29.53)%	26.70%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,799,461	$2,572,252	$1,961,762	$1,456,693	$2,179,853
Ratio of expenses to average net assets:
After waivers (f)	0.71%	0.71%	0.73%	0.72%	0.71%
Before waivers (f)	0.71%	0.71%	0.73%	0.72%	0.71%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.11)%	(0.02)%	0.24%	0.25%	0.05%
Before waivers (f)	(0.11)%	(0.02)%	0.24%	0.25%	0.05%
Portfolio turnover rate^	15%	11%	11%	12%	14%

	Year Ended December 31,
Class K	2025	2024	2023	2022	2021
Net asset value, beginning of year	$27.73	$22.35	$16.39	$25.19	$21.56

Income (loss) from investment operations†:
Net investment income (loss) (e)	0.04 *	0.06	0.10	0.10	0.07
Net realized and unrealized gain (loss)	4.94	7.29	6.74	(7.43)	5.74

Total from investment operations	4.98	7.35	6.84	(7.33)	5.81

Less distributions:
Dividends from net investment income	—	(0.05)	(0.09)	(0.09)	(0.06)
Distributions from net realized gains	(2.47)	(1.92)	(0.79)	(1.38)	(2.12)

Total dividends and distributions	(2.47)	(1.97)	(0.88)	(1.47)	(2.18)

Net asset value, end of year	$30.24	$27.73	$22.35	$16.39	$25.19

Total return	18.00%	32.69%	41.93%	(29.38)%	27.04%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$34,688	$40,291	$61,154	$46,114	$69,901
Ratio of expenses to average net assets:
After waivers (f)	0.46%	0.47%	0.48%	0.47%	0.47%
Before waivers (f)	0.46%	0.47%	0.48%	0.47%	0.47%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.14%	0.24%	0.49%	0.50%	0.30%
Before waivers (f)	0.14%	0.24%	0.49%	0.50%	0.30%
Portfolio turnover rate^	15%	11%	11%	12%	14%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period may not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

*	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.0%)
Diversified Telecommunication Services (0.0%)†
AST SpaceMobile, Inc., Class A*	12,620	$916,590
GCI Liberty, Inc., Class C*	1,129	42,010
Iridium Communications, Inc.	1,144	19,883

		978,483

Entertainment (1.8%)
Liberty Media Corp.-Liberty Formula One, Class A*	429	38,344
Liberty Media Corp.-Liberty Formula One, Class C*	3,962	390,297
Live Nation Entertainment, Inc.*	9,822	1,399,635
Netflix, Inc.*	588,170	55,146,819
ROBLOX Corp., Class A*	74,056	6,000,758
Roku, Inc.*	1,019	110,551
Spotify Technology SA*	9,909	5,754,255
Take-Two Interactive Software, Inc.*	3,850	985,716
TKO Group Holdings, Inc., Class A	1,783	372,647
Walt Disney Co. (The)	114,339	13,008,348

		83,207,370

Interactive Media & Services (7.1%)
Alphabet, Inc., Class A	323,291	101,190,083
Alphabet, Inc., Class C	303,858	95,350,641
Meta Platforms, Inc., Class A	194,020	128,070,662
Pinterest, Inc., Class A*	19,172	496,363
Reddit, Inc., Class A*	7,708	1,771,838
Trump Media & Technology Group Corp.*	5,614	74,329

		326,953,916

Media (0.1%)
DoubleVerify Holdings, Inc.*	3,980	45,531
Liberty Broadband Corp., Class A*	642	30,996
Liberty Broadband Corp., Class C*	1,442	70,081
Nexstar Media Group, Inc., Class A	199	40,407
NIQ Global Intelligence plc*	2,085	34,382
Trade Desk, Inc. (The), Class A*	27,867	1,057,831

		1,279,228

Total Communication Services		412,418,997

Consumer Discretionary (9.6%)
Automobile Components (0.0%)†
Mobileye Global, Inc., Class A*	260,330	2,717,845

Automobiles (2.9%)
Tesla, Inc.*	294,285	132,345,850

Broadline Retail (3.7%)
Alibaba Group Holding Ltd. (ADR)	44,299	6,493,347
Amazon.com, Inc.*	669,607	154,558,688
Coupang, Inc., Class A*	81,194	1,915,367
Etsy, Inc.*	3,606	199,917
MercadoLibre, Inc.*	1,370	2,759,536
Sea Ltd. (ADR)*	22,969	2,930,155

		168,857,010

Distributors (0.0%)†
Pool Corp.	408	93,330

Diversified Consumer Services (0.0%)†
Bright Horizons Family Solutions, Inc.*	448	45,427
Duolingo, Inc., Class A*	2,475	434,362
Grand Canyon Education, Inc.*	476	79,164
H&R Block, Inc.	1,362	59,356

		618,309

Hotels, Restaurants & Leisure (1.9%)
Airbnb, Inc., Class A*	66,409	9,013,029
Booking Holdings, Inc.	2,827	15,139,518
Carnival Corp.*	21,480	655,999
Cava Group, Inc.*	6,075	356,542
Chipotle Mexican Grill, Inc.*	81,249	3,006,213
Choice Hotels International, Inc.	502	47,821
Churchill Downs, Inc.	3,337	379,684
Darden Restaurants, Inc.	6,887	1,267,346
Domino’s Pizza, Inc.	587	244,673
DoorDash, Inc., Class A*	31,977	7,242,151
DraftKings, Inc., Class A*	29,761	1,025,564
Dutch Bros, Inc., Class A*	7,551	462,272
Expedia Group, Inc.	7,315	2,072,413
Flutter Entertainment plc, Class DI*	8,107	1,743,329
Hilton Worldwide Holdings, Inc.	14,155	4,066,024
Las Vegas Sands Corp.	18,846	1,226,686
Marriott International, Inc., Class A	10,702	3,320,189
McDonald’s Corp.	11,476	3,507,410
Norwegian Cruise Line Holdings Ltd.*	25,750	574,740
Planet Fitness, Inc., Class A*	5,109	554,173
Restaurant Brands International, Inc.	12,772	871,434
Royal Caribbean Cruises Ltd.	15,724	4,385,738
Starbucks Corp.	178,706	15,048,832
Texas Roadhouse, Inc., Class A	4,233	702,678
Travel + Leisure Co.	1,255	88,515
Vail Resorts, Inc.	1,784	236,915
Viking Holdings Ltd.*	10,793	770,728
Wendy’s Co. (The)	4,343	36,177
Wingstop, Inc.	1,691	403,287
Wyndham Hotels & Resorts, Inc.	4,140	312,818
Yum China Holdings, Inc.	83,860	4,003,476
Yum! Brands, Inc.	34,360	5,197,981

		87,964,355

Household Durables (0.1%)
DR Horton, Inc.	14,683	2,114,793
SharkNinja, Inc.*	1,067	119,397
Somnigroup International, Inc.	12,519	1,117,696
TopBuild Corp.*	125	52,149

		3,404,035

Specialty Retail (0.9%)
AutoZone, Inc.*	597	2,024,726
Burlington Stores, Inc.*	3,892	1,124,204
Carvana Co.*	18,900	7,976,178
Chewy, Inc., Class A*	13,721	453,479
Floor & Decor Holdings, Inc., Class A*	2,061	125,494
Home Depot, Inc. (The)	47,092	16,204,357
Lithia Motors, Inc., Class A	175	58,158
Murphy USA, Inc.	1,095	441,854
O’Reilly Automotive, Inc.*	48,050	4,382,641

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
RH*	188	$33,680
Ross Stores, Inc.	3,920	706,149
TJX Cos., Inc. (The)	34,709	5,331,650
Tractor Supply Co.	32,992	1,649,930
Ulta Beauty, Inc.*	732	442,867
Valvoline, Inc.*	6,854	199,177
Wayfair, Inc., Class A*	1,024	102,820
Williams-Sonoma, Inc.	1,077	192,341

		41,449,705

Textiles, Apparel & Luxury Goods (0.1%)
Birkenstock Holding plc*	970	39,673
Deckers Outdoor Corp.*	9,193	953,038
Lululemon Athletica, Inc.*	3,702	769,313
NIKE, Inc., Class B	46,130	2,938,942
On Holding AG, Class A*	14,022	651,743
Ralph Lauren Corp.	175	61,882
Tapestry, Inc.	11,772	1,504,108

		6,918,699

Total Consumer Discretionary		444,369,138

Consumer Staples (1.9%)
Beverages (0.9%)
Boston Beer Co., Inc. (The), Class A*	11,662	2,275,606
Celsius Holdings, Inc.*	9,957	455,433
Coca-Cola Co. (The)	165,565	11,574,649
Coca-Cola Consolidated, Inc.	431	66,072
Monster Beverage Corp.*	334,624	25,655,622
PepsiCo, Inc.	11,647	1,671,578

		41,698,960

Consumer Staples Distribution & Retail (0.8%)
BJ’s Wholesale Club Holdings, Inc.*	1,177	105,965
Casey’s General Stores, Inc.	337	186,263
Costco Wholesale Corp.	27,547	23,754,880
Performance Food Group Co.*	1,149	103,318
Sprouts Farmers Market, Inc.*	6,257	498,495
Sysco Corp.	16,056	1,183,167
Walmart, Inc.	102,157	11,381,312

		37,213,400

Food Products (0.0%)†
Darling Ingredients, Inc.*	1,067	38,412
Freshpet, Inc.*	802	48,866
Hershey Co. (The)	1,221	222,197

		309,475

Household Products (0.1%)
Colgate-Palmolive Co.	23,646	1,868,507
Kimberly-Clark Corp.	7,611	767,874

		2,636,381

Tobacco (0.1%)
Philip Morris International, Inc.	35,844	5,749,378

Total Consumer Staples		87,607,594

Energy (0.1%)
Energy Equipment & Services (0.0%)†
SLB Ltd.	7,270	279,023

Oil, Gas & Consumable Fuels (0.1%)
Cheniere Energy, Inc.	8,021	1,559,202
HF Sinclair Corp.	966	44,513
Phillips 66	1,774	228,917
Targa Resources Corp.	13,219	2,438,905
Texas Pacific Land Corp.	3,573	1,026,237
Williams Cos., Inc. (The)	3,932	236,353

		5,534,127

Total Energy		5,813,150

Financials (5.5%)
Banks (0.2%)
Bank of America Corp.	33,136	1,822,480
Citigroup, Inc.	19,744	2,303,927
NU Holdings Ltd., Class A*	207,596	3,475,157
Pinnacle Financial Partners, Inc.	321	30,627
Popular, Inc.	369	45,948
Western Alliance Bancorp	1,375	115,596

		7,793,735

Capital Markets (1.6%)
Ameriprise Financial, Inc.	5,161	2,530,645
Ares Management Corp., Class A	11,677	1,887,353
Bank of New York Mellon Corp. (The)	3,165	367,425
Blackstone, Inc.	46,033	7,095,527
Blue Owl Capital, Inc., Class A	39,398	588,606
Brookfield Asset Management Ltd., Class A	7,970	417,548
Bullish*	864	32,720
Charles Schwab Corp. (The)	43,944	4,390,445
Coinbase Global, Inc., Class A*	1,376	311,169
FactSet Research Systems, Inc.	13,570	3,937,878
Freedom Holding Corp.*	914	111,216
Goldman Sachs Group, Inc. (The)	13,022	11,446,338
Hamilton Lane, Inc., Class A	1,587	213,150
Houlihan Lokey, Inc., Class A	1,255	218,608
Interactive Brokers Group, Inc., Class A	1,377	88,555
Intercontinental Exchange, Inc.	2,495	404,090
Jefferies Financial Group, Inc.	2,277	141,106
KKR & Co., Inc.	10,469	1,334,588
Lazard, Inc.	1,297	62,982
LPL Financial Holdings, Inc.	4,945	1,766,206
Moody’s Corp.	9,647	4,928,170
Morningstar, Inc.	972	211,225
MSCI, Inc.	28,659	16,442,528
Robinhood Markets, Inc., Class A*	58,961	6,668,489
SEI Investments Co.	83,804	6,873,604
TPG, Inc., Class A	7,868	502,293
Tradeweb Markets, Inc., Class A	596	64,094
XP, Inc., Class A	2,181	35,703

		73,072,261

Consumer Finance (0.2%)
Ally Financial, Inc.	1,980	89,674
American Express Co.	11,007	4,072,040
Credit Acceptance Corp.*	74	32,816
Figure Technology Solutions, Inc., Class A*	959	39,166

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
SLM Corp.	1,755	$47,490
SoFi Technologies, Inc.*	177,737	4,653,155

		8,934,341

Financial Services (3.2%)
Affirm Holdings, Inc., Class A*	10,143	754,943
Apollo Global Management, Inc.	17,819	2,579,478
Berkshire Hathaway, Inc., Class B*	4,002	2,011,605
Block, Inc., Class A*	77,409	5,038,552
Corpay, Inc.*	4,231	1,273,235
Fiserv, Inc.*	9,279	623,270
Mastercard, Inc., Class A	100,585	57,421,965
PayPal Holdings, Inc.	60,341	3,522,708
Shift4 Payments, Inc., Class A*	4,606	290,040
Toast, Inc., Class A*	28,745	1,020,735
UWM Holdings Corp., Class A	1,039	4,551
Visa, Inc., Class A	211,714	74,250,217
WEX, Inc.*	244	36,351

		148,827,650

Insurance (0.3%)
Aon plc, Class A	32,686	11,534,236
Arthur J Gallagher & Co.	940	243,263
Brown & Brown, Inc.	1,776	141,547
Everest Group Ltd.	360	122,166
Kinsale Capital Group, Inc.	1,436	561,648
Markel Group, Inc.*	155	333,196
Marsh & McLennan Cos., Inc.	3,736	693,103
Progressive Corp. (The)	1,790	407,619
RLI Corp.	581	37,172
Ryan Specialty Holdings, Inc., Class A	6,391	329,967

		14,403,917

Total Financials		253,031,904

Health Care (7.4%)
Biotechnology (2.5%)
AbbVie, Inc.	129,918	29,684,964
Alnylam Pharmaceuticals, Inc.*	62,410	24,817,337
Amgen, Inc.	24,623	8,059,354
Apellis Pharmaceuticals, Inc.*	6,563	164,863
Caris Life Sciences, Inc.*	1,156	31,189
CRISPR Therapeutics AG*	54,938	2,880,949
Exact Sciences Corp.*	727	73,834
Exelixis, Inc.*	13,644	598,017
Gilead Sciences, Inc.	53,780	6,600,957
Halozyme Therapeutics, Inc.*	7,460	502,058
Incyte Corp.*	2,491	246,036
Insmed, Inc.*	59,903	10,425,518
Ionis Pharmaceuticals, Inc.*	9,265	732,954
Natera, Inc.*	34,073	7,805,784
Neurocrine Biosciences, Inc.*	5,268	747,160
Regeneron Pharmaceuticals, Inc.	19,227	14,840,744
Sarepta Therapeutics, Inc.*	4,698	101,101
Summit Therapeutics, Inc.*	7,111	124,371
Ultragenyx Pharmaceutical, Inc.*	5,468	125,764
Vertex Pharmaceuticals, Inc.*	15,961	7,236,079
Viking Therapeutics, Inc.*	1,147	40,351

		115,839,384

Health Care Equipment & Supplies (1.3%)
Abbott Laboratories	73,142	9,163,961
Boston Scientific Corp.*	68,307	6,513,073
Dexcom, Inc.*	24,266	1,610,534
IDEXX Laboratories, Inc.*	17,078	11,553,779
Inspire Medical Systems, Inc.*	1,741	160,572
Insulet Corp.*	4,342	1,234,170
Intuitive Surgical, Inc.*	49,143	27,832,630
Masimo Corp.*	2,743	356,755
Penumbra, Inc.*	2,371	737,168
ResMed, Inc.	2,235	538,344
Stryker Corp.	5,494	1,930,976

		61,631,962

Health Care Providers & Services (0.4%)
Cardinal Health, Inc.	7,443	1,529,536
Cencora, Inc.	11,364	3,838,191
Chemed Corp.	82	35,085
Cigna Group (The)	1,295	356,423
DaVita, Inc.*	2,328	264,484
HCA Healthcare, Inc.	2,166	1,011,219
Hims & Hers Health, Inc.*	48,382	1,570,964
McKesson Corp.	11,087	9,094,555
Molina Healthcare, Inc.*	1,791	310,810

		18,011,267

Health Care Technology (0.5%)
Doximity, Inc., Class A*	213,259	9,443,109
Veeva Systems, Inc., Class A*	48,754	10,883,355

		20,326,464

Life Sciences Tools & Services (0.2%)
Illumina, Inc.*	36,333	4,765,436
Medpace Holdings, Inc.*	1,390	780,694
Repligen Corp.*	399	65,380
Sotera Health Co.*	925	16,317
Tempus AI, Inc., Class A*	5,961	351,997
Waters Corp.*	1,984	753,583

		6,733,407

Pharmaceuticals (2.5%)
Bristol-Myers Squibb Co.	24,281	1,309,717
Corcept Therapeutics, Inc.*	5,722	199,126
Eli Lilly & Co.	74,572	80,141,037
Johnson & Johnson	26,491	5,482,312
Novartis AG (ADR)	33,997	4,687,166
Novo Nordisk A/S (ADR)	153,580	7,814,150
Roche Holding AG (ADR)	102,775	5,300,107
Zoetis, Inc.	93,686	11,787,573

		116,721,188

Total Health Care		339,263,672

Industrials (4.2%)
Aerospace & Defense (1.6%)
Axon Enterprise, Inc.*	4,629	2,628,948
Boeing Co. (The)*	125,145	27,171,482
BWX Technologies, Inc.	977	168,865
Carpenter Technology Corp.	518	163,087
GE Aerospace	88,015	27,111,260
HEICO Corp.	2,691	870,781
HEICO Corp., Class A	4,644	1,172,285

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Howmet Aerospace, Inc.	24,886	$5,102,128
Karman Holdings, Inc.*	3,155	230,851
Leonardo DRS, Inc.	1,810	61,703
Loar Holdings, Inc.*	2,347	159,596
Lockheed Martin Corp.	3,598	1,740,245
Rocket Lab Corp.*	40,522	2,826,815
RTX Corp.	19,688	3,610,779
StandardAero, Inc.*	1,207	34,617
TransDigm Group, Inc.	1,171	1,557,254

		74,610,696

Air Freight & Logistics (0.1%)
Expeditors International of Washington, Inc.	42,519	6,335,756

Building Products (0.2%)
AAON, Inc.	4,091	311,939
Armstrong World Industries, Inc.	769	146,956
Carlisle Cos., Inc.	307	98,197
Lennox International, Inc.	1,967	955,136
Simpson Manufacturing Co., Inc.	231	37,299
Trane Technologies plc	17,788	6,923,090

		8,472,617

Commercial Services & Supplies (0.3%)
Cintas Corp.	21,337	4,012,849
Copart, Inc.*	51,118	2,001,270
RB Global, Inc.	687	70,672
Rollins, Inc.	17,380	1,043,147
Tetra Tech, Inc.	3,020	101,291
Veralto Corp.	6,092	607,860
Waste Management, Inc.	22,960	5,044,542

		12,881,631

Construction & Engineering (0.2%)
Comfort Systems USA, Inc.	2,159	2,014,973
EMCOR Group, Inc.	986	603,225
MasTec, Inc.*	797	173,244
Quanta Services, Inc.	13,875	5,856,083
WillScot Holdings Corp.	2,758	51,933

		8,699,458

Electrical Equipment (0.5%)
GE Vernova, Inc.	29,090	19,012,351
Rockwell Automation, Inc.	554	215,545
Vertiv Holdings Co., Class A	23,611	3,825,218

		23,053,114

Ground Transportation (0.4%)
Avis Budget Group, Inc.*	353	45,297
Lyft, Inc., Class A*	3,884	75,233
Old Dominion Freight Line, Inc.	638	100,038
Uber Technologies, Inc.*	191,636	15,658,578
U-Haul Holding Co. (Nasdaq Stock Exchange)*	680	34,279
U-Haul Holding Co. (New York Stock Exchange)	2,345	109,605
Union Pacific Corp.	3,017	697,892
XPO, Inc.*	1,437	195,303

		16,916,225

Industrial Conglomerates (0.2%)
3M Co.	46,117	7,383,332

Machinery (0.3%)
Allison Transmission Holdings, Inc.	869	85,075
Caterpillar, Inc.	3,537	2,026,241
Deere & Co.	16,977	7,903,982
Illinois Tool Works, Inc.	5,928	1,460,066
RBC Bearings, Inc.*	383	171,749

		11,647,113

Passenger Airlines (0.0%)†
Alaska Air Group, Inc.*	1,289	64,836
American Airlines Group, Inc.*	2,933	44,963
Southwest Airlines Co.	3,275	135,356

		245,155

Professional Services (0.3%)
Automatic Data Processing, Inc.	23,447	6,031,272
Booz Allen Hamilton Holding Corp.	7,604	641,473
Broadridge Financial Solutions, Inc.	6,570	1,466,227
Dayforce, Inc.*	854	59,063
Equifax, Inc.	1,308	283,810
ExlService Holdings, Inc.*	9,633	408,824
KBR, Inc.	788	31,678
Paychex, Inc.	6,254	701,574
Paycom Software, Inc.	24,500	3,904,320
Paylocity Holding Corp.*	2,517	383,842
Verisk Analytics, Inc.	5,213	1,166,096

		15,078,179

Trading Companies & Distributors (0.1%)
Core & Main, Inc., Class A*	6,708	348,615
Fastenal Co.	58,511	2,348,047
Ferguson Enterprises, Inc.	694	154,505
FTAI Aviation Ltd.	6,308	1,241,730
SiteOne Landscape Supply, Inc.*	865	107,744
W.W. Grainger, Inc.	2,328	2,349,068

		6,549,709

Total Industrials		191,872,985

Information Technology (30.5%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	67,814	8,885,668
Ciena Corp.*	13,151	3,075,624
Lumentum Holdings, Inc.*	2,965	1,092,869
Motorola Solutions, Inc.	4,356	1,669,742
Ubiquiti, Inc.	256	141,658

		14,865,561

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	107,967	14,590,660
CDW Corp.	578	78,724
Celestica, Inc.*	7,708	2,278,562
Jabil, Inc.	4,344	990,519

		17,938,465

IT Services (1.5%)
Accenture plc, Class A	24,964	6,697,841
Cloudflare, Inc., Class A*	44,035	8,681,500
Gartner, Inc.*	4,632	1,168,561
Globant SA*	435	28,436
GoDaddy, Inc., Class A*	8,512	1,056,169
International Business Machines Corp.	26,361	7,808,392

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Kyndryl Holdings, Inc.*	930	$24,701
MongoDB, Inc.*	458	192,218
Okta, Inc.*	3,951	341,643
Shopify, Inc., Class A*	233,233	37,543,516
Snowflake, Inc., Class A*	26,603	5,835,634
Twilio, Inc., Class A*	10,710	1,523,390

		70,902,001

Semiconductors & Semiconductor Equipment (11.7%)
Advanced Micro Devices, Inc.*	80,777	17,299,202
Applied Materials, Inc.	14,119	3,628,442
ARM Holdings plc (ADR)*	86,551	9,460,890
Astera Labs, Inc.*	7,847	1,305,427
Broadcom, Inc.	426,604	147,647,644
Enphase Energy, Inc.*	7,749	248,355
Entegris, Inc.	1,487	125,280
KLA Corp.	8,166	9,922,343
Lam Research Corp.	80,584	13,794,369
Lattice Semiconductor Corp.*	7,504	552,144
MACOM Technology Solutions Holdings, Inc.*	956	163,744
Marvell Technology, Inc.	3,673	312,132
Monolithic Power Systems, Inc.	2,873	2,603,972
NVIDIA Corp.	1,665,335	310,584,978
Onto Innovation, Inc.*	659	104,030
QUALCOMM, Inc.	55,798	9,544,248
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	17,180	5,220,830
Texas Instruments, Inc.	23,077	4,003,629

		536,521,659

Software (11.4%)
Adobe, Inc.*	42,701	14,944,923
Appfolio, Inc., Class A*	1,338	311,286
AppLovin Corp., Class A*	22,480	15,147,474
Atlassian Corp., Class A*	10,292	1,668,745
Autodesk, Inc.*	65,494	19,386,879
Bentley Systems, Inc., Class B	9,583	365,735
Cadence Design Systems, Inc.*	16,934	5,293,230
Circle Internet Group, Inc., Class A*	454	36,002
Confluent, Inc., Class A*	18,091	547,072
Crowdstrike Holdings, Inc., Class A*	21,982	10,304,282
Datadog, Inc., Class A*	19,373	2,634,534
Docusign, Inc.*	9,722	664,985
Dropbox, Inc., Class A*	3,263	90,711
Dynatrace, Inc.*	18,183	788,051
Elastic NV*	5,520	416,429
Fair Isaac Corp.*	1,199	2,027,053
Fortinet, Inc.*	39,489	3,135,822
Gen Digital, Inc.	3,633	98,781
Gitlab, Inc., Class A*	8,937	335,406
Guidewire Software, Inc.*	5,267	1,058,720
HubSpot, Inc.*	3,170	1,272,121
Intuit, Inc.	30,462	20,178,638
Manhattan Associates, Inc.*	3,827	663,257
Microsoft Corp.	525,878	254,325,118
nCino, Inc.*	1,199	30,742
Nutanix, Inc., Class A*	3,821	197,508
Oracle Corp.	336,704	65,626,977
Palantir Technologies, Inc., Class A*	184,139	32,730,707
Palo Alto Networks, Inc.*	49,191	9,060,982
Pegasystems, Inc.	1,715	102,420
Procore Technologies, Inc.*	6,976	507,434
PTC, Inc.*	839	146,162
RingCentral, Inc., Class A*	4,874	140,761
Rubrik, Inc., Class A*	4,954	378,882
Salesforce, Inc.	42,599	11,284,901
Samsara, Inc., Class A*	19,371	686,702
SentinelOne, Inc., Class A*	12,803	192,045
ServiceNow, Inc.*	149,151	22,848,442
Strategy, Inc.*	906	137,667
Synopsys, Inc.*	20,970	9,850,028
Teradata Corp.*	1,700	51,748
Tyler Technologies, Inc.*	2,210	1,003,230
Unity Software, Inc.*	1,124	49,647
Workday, Inc., Class A*	47,253	10,148,999
Zscaler, Inc.*	6,199	1,394,279

		522,265,517

Technology Hardware, Storage & Peripherals (5.2%)
Apple, Inc.	860,956	234,059,498
Dell Technologies, Inc., Class C	2,650	333,582
NetApp, Inc.	4,882	522,814
Pure Storage, Inc., Class A*	16,622	1,113,840
Super Micro Computer, Inc.*	14,330	419,439
Western Digital Corp.	17,033	2,934,275

		239,383,448

Total Information Technology		1,401,876,651

Materials (0.1%)
Chemicals (0.1%)
Ecolab, Inc.	3,787	994,163
Sherwin-Williams Co. (The)	12,980	4,205,910

		5,200,073

Construction Materials (0.0%)†
Eagle Materials, Inc.	171	35,342
James Hardie Industries plc (ADR)*	5,674	117,736

		153,078

Metals & Mining (0.0%)†
Anglogold Ashanti plc	3,719	317,156
Steel Dynamics, Inc.	820	138,949

		456,105

Total Materials		5,809,256

Real Estate (0.3%)
Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	1,989	319,812
CoStar Group, Inc.*	64,704	4,350,697
Jones Lang LaSalle, Inc.*	773	260,091

		4,930,600

Residential REITs (0.0%)†
Sun Communities, Inc. (REIT)	1,473	182,519
UDR, Inc. (REIT)	1,100	40,348

		222,867

Retail REITs (0.0%)†
Simon Property Group, Inc. (REIT)	4,559	843,916

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Specialized REITs (0.2%)
American Tower Corp. (REIT)	29,030	$5,096,797
Lamar Advertising Co. (REIT), Class A	5,303	671,254
Public Storage (REIT)	1,266	328,527

		6,096,578

Total Real Estate		12,093,961

Utilities (0.1%)
Electric Utilities (0.0%)†
NRG Energy, Inc.	11,755	1,871,866

Independent Power and Renewable Electricity Producers (0.1%)
Vistra Corp.	30,277	4,884,589

Total Utilities		6,756,455

Total Common Stocks (68.7%) (Cost $1,044,600,635)		3,160,913,763

EXCHANGE TRADED FUNDS (ETF):
Equity (21.0%)
Invesco QQQ Trust	44,297	27,212,090
iShares Core S&P 500 ETF	2,079	1,423,990
iShares Morningstar Growth ETF‡	2,308,585	240,185,183
iShares Morningstar U.S. Equity ETF	15,692	1,481,011
iShares Morningstar Value ETF	30,936	2,919,121
iShares Russell 1000 ETF	3,225	1,204,344
iShares Russell 1000 Growth ETF	16,168	7,652,314
State Street SPDR Portfolio S&P 500 Growth ETF	1,335,500	142,497,850
State Street SPDR Portfolio S&P 500 Value ETF	385,300	21,888,893
Vanguard Growth ETF	397,682	194,013,141
Vanguard Large-Cap ETF	600	188,880
Vanguard Russell 1000 Growth ETF	2,637,500	321,115,625
Vanguard Russell 1000 Value ETF	25,400	2,344,420
Vanguard Value ETF	14,900	2,845,751

		—

Total Exchange Traded Funds (21.0%) (Cost $382,087,663)		966,972,613

SHORT-TERM INVESTMENTS:
Investment Companies (4.6%)
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	210,034,836	210,118,850

Total Short-Term Investments (4.6%) (Cost $210,084,682)		210,118,850

Total Investments in Securities (94.3%) (Cost $1,636,772,980)		4,338,005,226
Other Assets Less Liabilities (5.7%)		262,828,128

Net Assets (100%)		$4,600,833,354

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	—	989,296	—	(1,171,254)	637,838	(455,880)	—	10,520	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Growth ETF	2,308,585	231,301,056	—	(25,670,520)	9,425,055	25,129,592	240,185,183	1,151,344	—

Total		232,290,352	—	(26,841,774)	10,062,893	24,673,712	240,185,183	1,161,864	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 1000 Growth E-Mini Index	1,892	3/2026	USD	454,430,020	1,949,506

					1,949,506

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$412,418,997	$—	$—	$412,418,997
Consumer Discretionary	444,369,138	—	—	444,369,138
Consumer Staples	87,607,594	—	—	87,607,594
Energy	5,813,150	—	—	5,813,150
Financials	253,031,904	—	—	253,031,904
Health Care	339,263,672	—	—	339,263,672
Industrials	191,872,985	—	—	191,872,985
Information Technology	1,401,876,651	—	—	1,401,876,651
Materials	5,809,256	—	—	5,809,256
Real Estate	12,093,961	—	—	12,093,961
Utilities	6,756,455	—	—	6,756,455
Exchange Traded Funds	966,972,613	—	—	966,972,613
Futures	1,949,506	—	—	1,949,506
Short-Term Investments
Investment Companies	210,118,850	—	—	210,118,850

Total Assets	$4,339,954,732	$—	$—	$4,339,954,732

Total Liabilities	$—	$—	$—	$—

Total	$4,339,954,732	$—	$—	$4,339,954,732

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$1,949,506	*

Total		$1,949,506

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(132,702,916)	$(132,702,916)

Total	$(132,702,916)	$(132,702,916)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$18,698,425	$18,698,425

Total	$18,698,425	$18,698,425

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$444,512,000
Average notional value of contracts — short	716,949,000

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,142,968,430
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,926,177,279

During the year ended December 31, 2025, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 10%)*	Net Proceeds of Sales and Redemptions (affiliated 8%)*	Net Realized Gain (Loss)
$118,234,867	$152,503,532	$97,083,666

* Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,714,813,437
Aggregate gross unrealized depreciation	(35,776,465)

Net unrealized appreciation	$2,679,036,972

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,660,917,760

For the period ended December 31, 2025, the Portfolio incurred approximately $16,348 as brokerage commissions with Bernstein Institutional Services, LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $46,622,023)	$240,185,183
Unaffiliated Issuers (Cost $1,590,150,957)	4,097,820,043
Cash	236,328,496
Cash held as collateral at broker for futures	32,289,232
Dividends, interest and other receivables	1,876,774
Receivable for securities sold	1,107,102
Receivable for Portfolio shares sold	48,651
Other assets	17,932

Total assets	4,609,673,413

LIABILITIES
Due to broker for futures variation margin	3,559,659
Investment management fees payable	1,769,625
Payable for Portfolio shares repurchased	1,602,227
Distribution fees payable – Class IB	971,647
Administrative fees payable	486,221
Payable for securities purchased	18,078
Trustees’ fees payable	3,656
Accrued expenses	428,946

Total liabilities	8,840,059

Commitments and contingent liabilities^
NET ASSETS	$4,600,833,354

Net assets were comprised of:
Paid in capital	$2,009,660,152
Total distributable earnings (loss)	2,591,173,202

Net assets	$4,600,833,354

Class IB
Net asset value, offering and redemption price per share, $4,553,958,465 / 140,862,707 shares outstanding (unlimited amount authorized: $0.01 par value)	$32.33

Class K
Net asset value, offering and redemption price per share, $46,874,889 / 1,331,656 shares outstanding (unlimited amount authorized: $0.01 par value)	$35.20

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends ($1,161,864 of dividend income received from affiliates) (net of $100,374 foreign withholding tax)	$32,079,481
Interest	11,139,123

Total income	43,218,604

EXPENSES
Investment management fees	20,618,535
Distribution fees – Class IB	11,307,804
Administrative fees	5,706,604
Custodian fees	314,100
Printing and mailing expenses	227,678
Professional fees	225,476
Trustees’ fees	156,209
Miscellaneous	123,122

Total expenses	38,679,528

NET INVESTMENT INCOME (LOSS)	4,539,076

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($10,062,893 realized gain (loss) from affiliates)	684,540,482
Futures contracts	(132,702,916)
Foreign currency transactions	13,977

Net realized gain (loss)	551,851,543

Change in unrealized appreciation (depreciation) on:
Investments in securities ($24,673,712 of change in unrealized appreciation (depreciation) from affiliates)	(97,877,415)
Futures contracts	18,698,425
Foreign currency translations	(1,261)

Net change in unrealized appreciation (depreciation)	(79,180,251)

NET REALIZED AND UNREALIZED GAIN (LOSS)	472,671,292

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$477,210,368

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,539,076	$13,274,531
Net realized gain (loss)	551,851,543	637,097,002
Net change in unrealized appreciation (depreciation)	(79,180,251)	564,199,151

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	477,210,368	1,214,570,684

Distributions to shareholders:
Class IB	(644,492,069)	(569,201,810)
Class K	(6,241,841)	(5,896,394)

Total distributions to shareholders	(650,733,910)	(575,098,204)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 7,472 shares, respectively ]	—	252,862
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (2,265,369) shares, respectively ]	—	(83,238,983)
Capital shares repurchased [ 0 and (98,856) shares, respectively ]	—	(3,326,112)

Total Class IA transactions	—	(86,312,233)

Class IB
Capital shares sold [ 1,590,616 and 1,179,912 shares, respectively ]	53,137,959	39,596,918
Capital shares issued in connection with share class combination (Note 1) [ 0 and 2,402,718 shares, respectively ]	—	83,238,983
Capital shares issued in reinvestment of dividends and distributions [ 19,514,053 and 16,331,221 shares, respectively ]	644,492,069	569,201,810
Capital shares repurchased [ (21,597,946) and (22,183,239) shares, respectively ]	(737,319,760)	(745,061,969)

Total Class IB transactions	(39,689,732)	(53,024,258)

Class K
Capital shares sold [ 98,217 and 37,297 shares, respectively ]	3,693,578	1,352,699
Capital shares issued in reinvestment of dividends and distributions [ 173,857 and 157,338 shares, respectively ]	6,241,841	5,896,394
Capital shares repurchased [ (364,796) and (345,424) shares, respectively ]	(13,629,730)	(12,413,489)

Total Class K transactions	(3,694,311)	(5,164,396)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(43,384,043)	(144,500,887)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(216,907,585)	494,971,593
NET ASSETS:
Beginning of year	4,817,740,939	4,322,769,346

End of year	$4,600,833,354	$4,817,740,939

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025	2024	2023	2022	2021
Net asset value, beginning of year	$33.72	$29.25	$23.02	$38.09	$39.79

Income (loss) from investment operations†:
Net investment income (loss) (e)	0.03	0.10	0.12	0.01	(0.07)
Net realized and unrealized gain (loss)	3.68	8.78	8.78	(11.52)	9.64

Total from investment operations	3.71	8.88	8.90	(11.51)	9.57

Less distributions:
Dividends from net investment income	(0.03)	(0.12)	(0.12)	(0.02)	—
Distributions from net realized gains	(5.07)	(4.29)	(2.55)	(3.54)	(11.27)

Total dividends and distributions	(5.10)	(4.41)	(2.67)	(3.56)	(11.27)

Net asset value, end of year	$32.33	$33.72	$29.25	$23.02	$38.09

Total return	11.06%	30.11%	38.97%	(30.57)%	24.38%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$4,553,958	$4,766,050	$4,200,505	$3,428,797	$5,431,974
Ratio of expenses to average net assets (f)	0.85%	0.85%	0.86%	0.85%	0.82%
Ratio of net investment income (loss) to average net assets (f)	0.10%	0.28%	0.42%	0.04%	(0.17)%
Portfolio turnover rate^	28%	16%	23%	20%	29%

	Year Ended December 31,
Class K	2025	2024	2023	2022	2021
Net asset value, beginning of year	$36.29	$31.21	$24.42	$40.11	$41.32

Income (loss) from investment operations†:
Net investment income (loss) (e)	0.13	0.19	0.20	0.09	0.03
Net realized and unrealized gain (loss)	3.97	9.38	9.33	(12.15)	10.03

Total from investment operations	4.10	9.57	9.53	(12.06)	10.06

Less distributions:
Dividends from net investment income	(0.12)	(0.20)	(0.19)	(0.09)	—
Distributions from net realized gains	(5.07)	(4.29)	(2.55)	(3.54)	(11.27)

Total dividends and distributions	(5.19)	(4.49)	(2.74)	(3.63)	(11.27)

Net asset value, end of year	$35.20	$36.29	$31.21	$24.42	$40.11

Total return	11.34%	30.44%	39.31%	(30.39)%	24.66%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$46,875	$51,691	$49,159	$40,291	$65,813
Ratio of expenses to average net assets (f)	0.60%	0.60%	0.61%	0.60%	0.57%
Ratio of net investment income (loss) to average net assets (f)	0.35%	0.53%	0.67%	0.30%	0.06%
Portfolio turnover rate^	28%	16%	23%	20%	29%
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period may not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.4%)
Diversified Telecommunication Services (1.2%)
AST SpaceMobile, Inc., Class A (x)*	474	$34,427
AT&T, Inc.	227,373	5,647,945
Frontier Communications Parent, Inc.*	7,908	301,058
GCI Liberty, Inc., Class A*	85	3,134
GCI Liberty, Inc., Class C*	577	21,470
Iridium Communications, Inc.	2,778	48,282
Liberty Global Ltd., Class A*	5,423	60,412
Liberty Global Ltd., Class C*	4,495	49,625
Verizon Communications, Inc.	136,898	5,575,855

		11,742,208

Entertainment (1.4%)
Electronic Arts, Inc.	8,151	1,665,494
Liberty Live Holdings, Inc., Class A*	638	51,997
Liberty Live Holdings, Inc., Class C*	1,483	123,326
Liberty Media Corp.-Liberty Formula One, Class A*	507	45,316
Liberty Media Corp.-Liberty Formula One, Class C*	4,689	461,913
Madison Square Garden Sports Corp.*	522	135,016
Roku, Inc.*	3,635	394,361
Take-Two Interactive Software, Inc.*	3,903	999,285
TKO Group Holdings, Inc., Class A	1,279	267,311
Walt Disney Co. (The)	58,699	6,678,185
Warner Bros Discovery, Inc.*	75,493	2,175,708

		12,997,912

Interactive Media & Services (4.8%)
Alphabet, Inc., Class A	66,877	20,932,501
Alphabet, Inc., Class C	54,454	17,087,665
IAC, Inc.*	2,177	85,121
Match Group, Inc.	7,923	255,834
Meta Platforms, Inc., Class A	12,622	8,331,656
Pinterest, Inc., Class A*	9,637	249,502
Trump Media & Technology Group Corp.*	2,379	31,498
ZoomInfo Technologies, Inc., Class A*	9,579	97,418

		47,071,195

Media (0.7%)
Charter Communications, Inc., Class A*	2,860	597,025
Comcast Corp., Class A	118,712	3,548,302
DoubleVerify Holdings, Inc.*	2,269	25,957
Fox Corp., Class A	6,872	502,137
Fox Corp., Class B	4,834	313,872
Liberty Broadband Corp., Class A*	423	20,422
Liberty Broadband Corp., Class C*	2,861	139,045
New York Times Co. (The), Class A	5,201	361,053
News Corp., Class A	12,271	320,519
News Corp., Class B	4,084	121,009
Nexstar Media Group, Inc., Class A	859	174,420
NIQ Global Intelligence plc (x)*	774	12,763
Omnicom Group, Inc.	10,464	844,968
Sirius XM Holdings, Inc.	6,152	123,009

		7,104,501

Wireless Telecommunication Services (0.3%)
Millicom International Cellular SA	3,330	184,615
T-Mobile US, Inc.	14,720	2,988,749

		3,173,364

Total Communication Services		82,089,180

Consumer Discretionary (7.4%)
Automobile Components (0.1%)
Aptiv plc*	7,040	535,674
BorgWarner, Inc.	7,063	318,259
Gentex Corp.	7,331	170,592
Lear Corp.	1,729	198,143
QuantumScape Corp., Class A*	13,547	141,160

		1,363,828

Automobiles (0.5%)
Ford Motor Co.	126,536	1,660,152
General Motors Co.	30,860	2,509,535
Harley-Davidson, Inc.	3,549	72,719
Lucid Group, Inc., Class A (x)*	4,026	42,555
Rivian Automotive, Inc., Class A*	25,121	495,135
Thor Industries, Inc.	1,650	169,406

		4,949,502

Broadline Retail (2.2%)
Amazon.com, Inc.*	85,483	19,731,186
Dillard’s, Inc., Class A (x)	96	58,209
eBay, Inc.	14,929	1,300,316
Etsy, Inc.*	1,355	75,121
Macy’s, Inc.	8,754	193,026
Ollie’s Bargain Outlet Holdings, Inc.*	1,984	217,466

		21,575,324

Distributors (0.1%)
Genuine Parts Co.	4,495	552,705
LKQ Corp.	8,324	251,385
Pool Corp.	947	216,626

		1,020,716

Diversified Consumer Services (0.1%)
ADT, Inc.	16,545	133,518
Bright Horizons Family Solutions, Inc.*	1,604	162,646
Grand Canyon Education, Inc.*	648	107,769
H&R Block, Inc.	3,572	155,668
Service Corp. International	4,515	352,034

		911,635

Hotels, Restaurants & Leisure (1.5%)
Aramark	8,456	311,688
Booking Holdings, Inc.	64	342,741
Boyd Gaming Corp.	1,830	155,989
Caesars Entertainment, Inc.*	6,689	156,456
Carnival Corp.*	24,227	739,893
Choice Hotels International, Inc. (x)	609	58,013
Churchill Downs, Inc.	321	36,523
Darden Restaurants, Inc.	190	34,964
Domino’s Pizza, Inc.	718	299,277
Flutter Entertainment plc, Class DI*	981	210,954
Hyatt Hotels Corp., Class A	1,304	209,057
Marriott International, Inc., Class A	1,717	532,682
McDonald’s Corp.	21,861	6,681,377
MGM Resorts International*	6,641	242,330
Norwegian Cruise Line Holdings Ltd.*	1,396	31,159
Penn Entertainment, Inc.*	4,834	71,302

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Restaurant Brands International, Inc.	3,802	$259,410
Starbucks Corp.	31,990	2,693,878
Travel + Leisure Co.	1,337	94,299
Vail Resorts, Inc.	212	28,154
Wendy’s Co. (The) (x)	2,925	24,365
Wyndham Hotels & Resorts, Inc.	252	19,041
Wynn Resorts Ltd.	2,666	320,800
Yum! Brands, Inc.	5,999	907,529

		14,461,881

Household Durables (0.6%)
DR Horton, Inc.	8,631	1,243,123
Garmin Ltd.	5,283	1,071,657
Lennar Corp., Class A	6,999	719,497
Lennar Corp., Class B	309	29,392
Mohawk Industries, Inc.*	1,662	181,657
Newell Brands, Inc.	13,511	50,261
NVR, Inc.*	91	663,642
PulteGroup, Inc.	6,372	747,181
SharkNinja, Inc.*	2,226	249,089
Toll Brothers, Inc.	3,166	428,106
TopBuild Corp.*	859	358,366
Whirlpool Corp.	1,739	125,451

		5,867,422

Leisure Products (0.1%)
Brunswick Corp.	2,123	157,611
Hasbro, Inc.	4,284	351,288
Mattel, Inc.*	10,407	206,475
YETI Holdings, Inc.*	2,674	118,111

		833,485

Specialty Retail (1.8%)
AutoNation, Inc.*	890	183,767
AutoZone, Inc.*	457	1,549,916
Bath & Body Works, Inc.	6,900	138,552
Best Buy Co., Inc.	6,265	419,316
CarMax, Inc.*	4,857	187,674
Dick’s Sporting Goods, Inc.	2,051	406,036
Five Below, Inc.*	1,745	328,688
Floor & Decor Holdings, Inc., Class A*	2,352	143,213
GameStop Corp., Class A*	13,281	266,682
Gap, Inc. (The)	7,456	190,874
Home Depot, Inc. (The)	7,678	2,642,000
Lithia Motors, Inc., Class A	736	244,595
Lowe’s Cos., Inc.	18,167	4,381,154
O’Reilly Automotive, Inc.*	2,236	203,946
Penske Automotive Group, Inc.	593	93,866
RH*	411	73,631
Ross Stores, Inc.	8,355	1,505,070
TJX Cos., Inc. (The)	18,128	2,784,642
Ulta Beauty, Inc.*	1,098	664,301
Valvoline, Inc.*	470	13,658
Wayfair, Inc., Class A*	2,526	253,636
Williams-Sonoma, Inc.	3,265	583,096

		17,258,313

Textiles, Apparel & Luxury Goods (0.4%)
Amer Sports, Inc.*	4,835	180,587
Birkenstock Holding plc*	1,235	50,512
Columbia Sportswear Co.	843	46,441
Crocs, Inc.*	1,762	150,686
Lululemon Athletica, Inc.*	1,445	300,285
NIKE, Inc., Class B	37,503	2,389,316
PVH Corp.	1,546	103,613
Ralph Lauren Corp.	1,140	403,115
Tapestry, Inc.	555	70,912
Under Armour, Inc., Class A (x)*	6,121	30,422
Under Armour, Inc., Class C*	5,974	28,675
VF Corp.	11,381	205,769

		3,960,333

Total Consumer Discretionary		72,202,439

Consumer Staples (7.2%)
Beverages (1.3%)
Boston Beer Co., Inc. (The), Class A*	257	50,148
Brown-Forman Corp., Class A	1,413	37,176
Brown-Forman Corp., Class B (x)	4,787	124,749
Coca-Cola Co. (The)	64,459	4,506,329
Coca-Cola Consolidated, Inc.	1,448	221,978
Constellation Brands, Inc., Class A	4,684	646,205
Keurig Dr Pepper, Inc.	41,976	1,175,748
Molson Coors Beverage Co., Class B	5,437	253,799
PepsiCo, Inc.	38,334	5,501,696
Primo Brands Corp.	8,322	136,065

		12,653,893

Consumer Staples Distribution & Retail (2.2%)
Albertsons Cos., Inc., Class A	13,053	224,120
BJ’s Wholesale Club Holdings, Inc.*	3,610	325,008
Casey’s General Stores, Inc.	1,020	563,764
Dollar General Corp.	7,120	945,322
Dollar Tree, Inc.*	6,389	785,911
Kroger Co. (The)	19,656	1,228,107
Maplebear, Inc.*	5,585	251,213
Performance Food Group Co.*	4,334	389,713
Sysco Corp.	7,305	538,306
Target Corp.	14,733	1,440,151
US Foods Holding Corp.*	7,443	560,607
Walmart, Inc.	126,931	14,141,383

		21,393,605

Food Products (0.9%)
Archer-Daniels-Midland Co.	15,493	890,693
Bunge Global SA	4,366	388,923
Campbell’s Co. (The) (x)	6,284	175,135
Conagra Brands, Inc.	15,426	267,024
Darling Ingredients, Inc.*	4,501	162,036
Flowers Foods, Inc.	6,051	65,835
Freshpet, Inc.*	1,115	67,937
General Mills, Inc.	17,749	825,328
Hershey Co. (The)	4,151	755,399
Hormel Foods Corp.	9,375	222,187
Ingredion, Inc.	2,070	228,238
J M Smucker Co. (The)	3,359	328,544
Kraft Heinz Co. (The)	27,674	671,094
Lamb Weston Holdings, Inc.	4,359	182,598
McCormick & Co., Inc. (Non-Voting)	8,207	558,979
Mondelez International, Inc., Class A	41,995	2,260,591
Pilgrim’s Pride Corp.	1,341	52,286
Post Holdings, Inc.*	1,612	159,669
Seaboard Corp.	8	35,559
Smithfield Foods, Inc.	1,464	32,691
Tyson Foods, Inc., Class A	9,068	531,566

		8,862,312

Household Products (1.4%)
Church & Dwight Co., Inc.	7,983	669,374
Clorox Co. (The)	3,994	402,715

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Colgate-Palmolive Co.	13,709	$1,083,285
Kimberly-Clark Corp.	6,892	695,334
Procter & Gamble Co. (The)	76,135	10,910,907
Reynolds Consumer Products, Inc.	1,767	40,500

		13,802,115

Personal Care Products (0.2%)
BellRing Brands, Inc.*	4,072	108,845
Coty, Inc., Class A*	11,190	34,465
e.l.f. Beauty, Inc.*	1,775	134,971
Estee Lauder Cos., Inc. (The), Class A	7,943	831,791
Kenvue, Inc.	61,593	1,062,479

		2,172,551

Tobacco (1.2%)
Altria Group, Inc.	54,678	3,152,734
Philip Morris International, Inc.	50,500	8,100,200

		11,252,934

Total Consumer Staples		70,137,410

Energy (5.7%)
Energy Equipment & Services (0.5%)
Baker Hughes Co.	32,145	1,463,883
Halliburton Co.	27,787	785,261
NOV, Inc.	12,110	189,279
SLB Ltd.	44,774	1,718,426
TechnipFMC plc	13,199	588,147
Weatherford International plc	2,307	180,546

		4,925,542

Oil, Gas & Consumable Fuels (5.2%)
Antero Midstream Corp.	10,840	192,844
Antero Resources Corp.*	9,390	323,579
APA Corp.	11,494	281,143
Cheniere Energy, Inc.	3,932	764,342
Chevron Corp.	62,258	9,488,742
Chord Energy Corp.	1,859	172,329
Civitas Resources, Inc.	2,991	81,026
ConocoPhillips	41,031	3,840,912
Coterra Energy, Inc.	24,451	643,550
Devon Energy Corp.	20,156	738,314
Diamondback Energy, Inc.	6,180	929,039
DT Midstream, Inc.	3,288	393,508
EOG Resources, Inc.	17,714	1,860,147
EQT Corp.	20,144	1,079,718
Expand Energy Corp.	7,122	785,984
Exxon Mobil Corp.	137,424	16,537,604
HF Sinclair Corp.	4,663	214,871
Kinder Morgan, Inc.	63,032	1,732,750
Marathon Petroleum Corp.	9,961	1,619,957
Matador Resources Co.	3,785	160,635
Occidental Petroleum Corp.	22,859	939,962
ONEOK, Inc.	20,255	1,488,743
Ovintiv, Inc.	8,308	325,591
Permian Resources Corp.	21,882	307,005
Phillips 66	12,269	1,583,192
Range Resources Corp.	7,652	269,810
Valero Energy Corp.	10,117	1,646,946
Viper Energy, Inc., Class A	5,469	211,268
Williams Cos., Inc. (The)	37,383	2,247,092

		50,860,603

Total Energy		55,786,145

Financials (22.2%)
Banks (7.5%)
Bank of America Corp.	201,247	11,068,585
Bank OZK	3,459	159,183
BOK Financial Corp.	717	84,936
Citigroup, Inc.	48,618	5,673,234
Citizens Financial Group, Inc.	14,099	823,523
Columbia Banking System, Inc.	9,591	268,068
Comerica, Inc.	4,138	359,716
Commerce Bancshares, Inc.	4,229	221,346
Cullen/Frost Bankers, Inc.	1,927	244,016
East West Bancorp, Inc.	4,430	497,888
Fifth Third Bancorp	21,583	1,010,300
First Citizens BancShares, Inc., Class A	308	661,023
First Hawaiian, Inc.	4,058	102,667
First Horizon Corp.	16,295	389,451
FNB Corp.	11,505	196,735
Huntington Bancshares, Inc.	50,190	870,797
JPMorgan Chase & Co.	88,365	28,472,970
KeyCorp	30,650	632,616
M&T Bank Corp.	5,074	1,022,310
Pinnacle Financial Partners, Inc.	2,303	219,729
PNC Financial Services Group, Inc. (The)	12,807	2,673,205
Popular, Inc.	1,965	244,682
Prosperity Bancshares, Inc.	2,964	204,842
Regions Financial Corp.	29,119	789,125
SouthState Bank Corp.	3,251	305,952
Synovus Financial Corp.	4,494	224,925
TFS Financial Corp.	1,698	22,719
Truist Financial Corp.	41,814	2,057,667
US Bancorp	50,625	2,701,350
Webster Financial Corp.	5,423	341,324
Wells Fargo & Co.	104,532	9,742,382
Western Alliance Bancorp	2,765	232,454
Wintrust Financial Corp.	2,139	299,075
Zions Bancorp NA	4,700	275,138

		73,093,933

Capital Markets (5.9%)
Affiliated Managers Group, Inc.	894	257,722
Ameriprise Financial, Inc.	285	139,747
Bank of New York Mellon Corp. (The)	21,211	2,462,385
BlackRock, Inc.	4,945	5,292,831
Brookfield Asset Management Ltd., Class A	8,117	425,250
Bullish*	907	34,348
Carlyle Group, Inc. (The)	8,477	501,075
Cboe Global Markets, Inc.	3,396	852,396
Charles Schwab Corp. (The)	50,484	5,043,856
CME Group, Inc.	11,657	3,183,294
Coinbase Global, Inc., Class A*	6,146	1,389,856
Evercore, Inc., Class A	1,195	406,599
FactSet Research Systems, Inc.	1,151	334,009
Franklin Resources, Inc.	9,962	237,992
Freedom Holding Corp.*	85	10,343
Goldman Sachs Group, Inc. (The)	9,220	8,104,380
Hamilton Lane, Inc., Class A	450	60,440
Houlihan Lokey, Inc., Class A	1,085	188,996
Interactive Brokers Group, Inc., Class A	13,157	846,127
Intercontinental Exchange, Inc.	18,491	2,994,802

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Invesco Ltd.	11,796	$309,881
Janus Henderson Group plc	4,027	191,564
Jefferies Financial Group, Inc.	3,750	232,388
KKR & Co., Inc.	16,502	2,103,675
Lazard, Inc.	2,404	116,738
MarketAxess Holdings, Inc.	1,181	214,056
Morgan Stanley	37,331	6,627,372
Morningstar, Inc.	241	52,372
MSCI, Inc.	1,238	710,278
Nasdaq, Inc.	13,367	1,298,337
Northern Trust Corp.	6,161	841,531
Raymond James Financial, Inc.	5,926	951,656
Robinhood Markets, Inc., Class A*	20,777	2,349,879
S&P Global, Inc.	9,953	5,201,338
SEI Investments Co.	3,371	276,489
State Street Corp.	9,174	1,183,538
Stifel Financial Corp.	3,238	405,462
T. Rowe Price Group, Inc.	7,090	725,874
TPG, Inc., Class A	263	16,790
Tradeweb Markets, Inc., Class A	3,462	372,304
Virtu Financial, Inc., Class A	2,574	85,766
XP, Inc., Class A	11,975	196,031

		57,229,767

Consumer Finance (1.2%)
Ally Financial, Inc.	7,890	357,338
American Express Co.	11,965	4,426,452
Capital One Financial Corp.	20,374	4,937,842
Credit Acceptance Corp. (x)*	130	57,650
Figure Technology Solutions, Inc., Class A*	926	37,818
OneMain Holdings, Inc.	3,860	260,743
SLM Corp.	5,845	158,166
SoFi Technologies, Inc.*	31,677	829,304
Synchrony Financial	12,052	1,005,498

		12,070,811

Financial Services (3.9%)
Affirm Holdings, Inc., Class A*	3,525	262,366
Apollo Global Management, Inc.	4,057	587,291
Berkshire Hathaway, Inc., Class B*	59,784	30,050,428
Block, Inc., Class A*	11,119	723,736
Corebridge Financial, Inc.	8,758	264,229
Euronet Worldwide, Inc.*	1,371	104,347
Fidelity National Information Services, Inc.	17,068	1,134,339
Fiserv, Inc.*	12,690	852,387
Global Payments, Inc.	7,913	612,466
Jack Henry & Associates, Inc.	2,353	429,375
MGIC Investment Corp.	7,561	220,932
PayPal Holdings, Inc.	31,007	1,810,189
Rocket Cos., Inc., Class A	30,516	590,790
UWM Holdings Corp., Class A	4,519	19,793
Voya Financial, Inc.	3,116	232,111
Western Union Co. (The)	10,456	97,345
WEX, Inc.*	1,010	150,470

		38,142,594

Insurance (3.6%)
Aflac, Inc.	15,789	1,741,053
Allstate Corp. (The)	8,553	1,780,307
American Financial Group, Inc.	2,143	292,905
American International Group, Inc.	18,675	1,597,646
Aon plc, Class A	519	183,145
Arch Capital Group Ltd.*	11,826	1,134,350
Arthur J Gallagher & Co.	7,719	1,997,600
Assurant, Inc.	1,643	395,717
Assured Guaranty Ltd.	1,484	133,367
Axis Capital Holdings Ltd.	2,458	263,227
Brighthouse Financial, Inc.*	1,852	119,991
Brown & Brown, Inc.	8,086	644,454
Chubb Ltd.	12,063	3,765,104
Cincinnati Financial Corp.	4,993	815,457
CNA Financial Corp.	686	32,750
Everest Group Ltd.	1,170	397,039
F&G Annuities & Life, Inc.	505	15,579
Fidelity National Financial, Inc.	8,426	459,975
First American Financial Corp.	3,153	193,720
Globe Life, Inc.	2,687	375,804
Hanover Insurance Group, Inc. (The)	1,161	212,196
Hartford Insurance Group, Inc. (The)	9,105	1,254,669
Kemper Corp.	1,981	80,310
Lincoln National Corp.	5,519	245,761
Loews Corp.	5,538	583,207
Markel Group, Inc.*	321	690,038
Marsh & McLennan Cos., Inc.	14,100	2,615,832
MetLife, Inc.	18,236	1,439,550
Old Republic International Corp.	7,407	338,055
Primerica, Inc.	1,069	276,187
Principal Financial Group, Inc.	7,198	634,936
Progressive Corp. (The)	18,041	4,108,296
Prudential Financial, Inc.	11,495	1,297,556
Reinsurance Group of America, Inc.	2,138	434,997
RenaissanceRe Holdings Ltd.	1,498	421,178
RLI Corp.	2,510	160,590
Travelers Cos., Inc. (The)	7,328	2,125,560
Unum Group	5,479	424,622
W.R. Berkley Corp.	9,405	659,479
White Mountains Insurance Group Ltd.	81	168,320
Willis Towers Watson plc	3,170	1,041,662

		35,552,191

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT) (x)	33,710	361,371
Annaly Capital Management, Inc. (REIT)	20,824	465,625
Rithm Capital Corp. (REIT)	17,148	186,913
Starwood Property Trust, Inc. (REIT)	11,206	201,820

		1,215,729

Total Financials		217,305,025

Health Care (12.1%)
Biotechnology (1.2%)
Amgen, Inc.	4,574	1,497,116
Biogen, Inc.*	4,735	833,313
BioMarin Pharmaceutical, Inc.*	6,162	366,208
Caris Life Sciences, Inc.*	365	9,848
Exact Sciences Corp.*	5,704	579,298
Exelixis, Inc.*	1,632	71,531
Gilead Sciences, Inc.	29,500	3,620,830
Incyte Corp.*	3,802	375,524
Insmed, Inc.*	379	65,961
Ionis Pharmaceuticals, Inc.*	356	28,163
Moderna, Inc.*	11,497	339,046
Neurocrine Biosciences, Inc.*	453	64,249
Regeneron Pharmaceuticals, Inc.	3,381	2,609,692
Revolution Medicines, Inc.*	5,617	447,394
Roivant Sciences Ltd.*	12,636	274,201

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Sarepta Therapeutics, Inc.*	504	$10,846
United Therapeutics Corp.*	1,440	701,640
Viking Therapeutics, Inc.*	3,253	114,441

		12,009,301

Health Care Equipment & Supplies (2.8%)
Abbott Laboratories	56,126	7,032,027
Align Technology, Inc.*	2,222	346,965
Baxter International, Inc.	16,603	317,283
Becton Dickinson & Co.	9,272	1,799,417
Boston Scientific Corp.*	39,597	3,775,574
Cooper Cos., Inc. (The)*	6,456	529,134
Dentsply Sirona, Inc.	6,454	73,769
Edwards Lifesciences Corp.*	18,655	1,590,339
Envista Holdings Corp.*	5,442	118,146
GE HealthCare Technologies, Inc.	14,836	1,216,849
Globus Medical, Inc., Class A*	3,634	317,285
Hologic, Inc.*	7,230	538,563
Medtronic plc	41,567	3,992,926
ResMed, Inc.	3,613	870,263
Solventum Corp.*	4,785	379,163
STERIS plc	3,182	806,701
Stryker Corp.	8,288	2,912,983
Teleflex, Inc.	1,431	174,639
Zimmer Biomet Holdings, Inc.	6,419	577,196

		27,369,222

Health Care Providers & Services (2.6%)
Acadia Healthcare Co., Inc.*	2,949	41,846
Cardinal Health, Inc.	3,847	790,558
Centene Corp.*	15,884	653,627
Chemed Corp.	424	181,413
Cigna Group (The)	7,861	2,163,583
CVS Health Corp.	40,596	3,221,699
Elevance Health, Inc.	7,330	2,569,531
Encompass Health Corp.	3,228	342,620
HCA Healthcare, Inc.	4,367	2,038,778
Henry Schein, Inc.*	3,497	264,303
Humana, Inc.	3,913	1,002,237
Labcorp Holdings, Inc.	2,708	679,383
McKesson Corp.	313	256,751
Molina Healthcare, Inc.*	785	136,229
Quest Diagnostics, Inc.	3,613	626,964
Tenet Healthcare Corp.*	2,823	560,987
UnitedHealth Group, Inc.	29,496	9,736,924
Universal Health Services, Inc., Class B	1,761	383,933

		25,651,366

Health Care Technology (0.0%)†
Certara, Inc.*	3,929	34,615
Veeva Systems, Inc., Class A*	976	217,872

		252,487

Life Sciences Tools & Services (2.0%)
Agilent Technologies, Inc.	9,236	1,256,743
Avantor, Inc.*	21,413	245,393
Bio-Rad Laboratories, Inc., Class A*	607	183,915
Bio-Techne Corp.	5,083	298,931
Bruker Corp.	3,348	157,724
Charles River Laboratories International, Inc.*	1,581	315,378
Danaher Corp.	20,679	4,733,837
Illumina, Inc.*	5,127	672,457
IQVIA Holdings, Inc.*	5,475	1,234,120
Mettler-Toledo International, Inc.*	674	939,684
QIAGEN NV	6,908	310,653
Repligen Corp.*	1,495	244,971
Revvity, Inc.	3,820	369,585
Sotera Health Co.*	5,982	105,522
Thermo Fisher Scientific, Inc.	12,241	7,093,047
Waters Corp.*	921	349,823
West Pharmaceutical Services, Inc.	2,320	638,325

		19,150,108

Pharmaceuticals (3.5%)
Bristol-Myers Squibb Co.	53,348	2,877,591
Elanco Animal Health, Inc. (x)*	15,950	360,948
Jazz Pharmaceuticals plc*	1,888	320,960
Johnson & Johnson	78,002	16,142,514
Merck & Co., Inc.	81,670	8,596,584
Organon & Co.	8,417	60,350
Perrigo Co. plc	4,415	61,457
Pfizer, Inc.	184,142	4,585,136
Royalty Pharma plc, Class A	12,289	474,847
Viatris, Inc.	38,046	473,673
Zoetis, Inc.	2,926	368,149

		34,322,209

Total Health Care		118,754,693

Industrials (12.9%)
Aerospace & Defense (2.8%)
ATI, Inc.*	4,533	520,207
Boeing Co. (The)*	20,824	4,521,307
BWX Technologies, Inc.	2,437	421,211
Carpenter Technology Corp.	1,284	404,255
Curtiss-Wright Corp.	1,218	671,447
General Dynamics Corp.	8,191	2,757,582
Hexcel Corp.	2,565	189,554
Huntington Ingalls Industries, Inc.	1,264	429,848
L3Harris Technologies, Inc.	6,053	1,776,979
Leonardo DRS, Inc.	1,487	50,692
Loar Holdings, Inc.*	133	9,044
Lockheed Martin Corp.	4,885	2,362,728
Northrop Grumman Corp.	4,395	2,506,073
RTX Corp.	43,366	7,953,324
StandardAero, Inc.*	4,186	120,054
Textron, Inc.	5,757	501,838
TransDigm Group, Inc.	1,479	1,966,848
Woodward, Inc.	1,921	580,757

		27,743,748

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	3,807	612,013
Expeditors International of Washington, Inc.	4,443	662,052
FedEx Corp.	6,947	2,006,710
GXO Logistics, Inc.*	3,637	191,452
United Parcel Service, Inc., Class B	23,791	2,359,829

		5,832,056

Building Products (0.7%)
A.O. Smith Corp.	3,683	246,319
Advanced Drainage Systems, Inc.	2,290	331,661
Allegion plc	2,789	444,065
Armstrong World Industries, Inc.	984	188,042
Builders FirstSource, Inc.*	3,516	361,761
Carlisle Cos., Inc.	1,227	392,468
Carrier Global Corp.	25,715	1,358,781

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Fortune Brands Innovations, Inc.	3,920	$196,078
Hayward Holdings, Inc.*	6,432	99,374
Johnson Controls International plc	21,399	2,562,530
Masco Corp.	6,839	434,003
Owens Corning	2,751	307,864
Simpson Manufacturing Co., Inc.	1,246	201,192
Trex Co., Inc.*	3,458	121,307

		7,245,445

Commercial Services & Supplies (0.3%)
Clean Harbors, Inc.*	1,642	385,016
Copart, Inc.*	1,965	76,930
MSA Safety, Inc.	1,199	192,008
RB Global, Inc.	5,643	580,495
Republic Services, Inc.	6,566	1,391,532
Tetra Tech, Inc.	6,929	232,399
Veralto Corp.	4,661	465,075

		3,323,455

Construction & Engineering (0.3%)
AECOM	4,289	408,870
API Group Corp.*	11,942	456,901
EMCOR Group, Inc.	938	573,859
Everus Construction Group, Inc.*	1,649	141,088
MasTec, Inc.*	1,592	346,053
Quanta Services, Inc.	1,075	453,715
Valmont Industries, Inc.	643	258,692
WillScot Holdings Corp.	4,298	80,931

		2,720,109

Electrical Equipment (1.2%)
Acuity, Inc.	1,000	360,040
AMETEK, Inc.	7,467	1,533,050
Eaton Corp. plc	12,703	4,046,032
Emerson Electric Co.	18,269	2,424,662
Generac Holdings, Inc.*	1,893	258,148
Hubbell, Inc., Class B	1,734	770,087
nVent Electric plc	5,279	538,300
Regal Rexnord Corp.	2,140	300,285
Rockwell Automation, Inc.	3,373	1,312,333
Sensata Technologies Holding plc	4,701	156,496

		11,699,433

Ground Transportation (1.2%)
Avis Budget Group, Inc. (x)*	359	46,067
CSX Corp.	60,845	2,205,631
JB Hunt Transport Services, Inc.	2,524	490,514
Knight-Swift Transportation Holdings, Inc., Class A	5,102	266,733
Landstar System, Inc.	1,124	161,519
Lyft, Inc., Class A*	10,832	209,816
Norfolk Southern Corp.	7,320	2,113,430
Old Dominion Freight Line, Inc.	5,700	893,760
Ryder System, Inc.	1,286	246,128
Saia, Inc.*	864	282,113
Schneider National, Inc., Class B	1,675	44,438
U-Haul Holding Co. (Nasdaq Stock Exchange)*	154	7,763
U-Haul Holding Co. (New York Stock Exchange)	2,029	94,835
Union Pacific Corp.	17,855	4,130,219
XPO, Inc.*	2,950	400,934

		11,593,900

Industrial Conglomerates (0.6%)
3M Co.	14,504	2,322,090
Honeywell International, Inc.	20,613	4,021,390

		6,343,480

Machinery (3.5%)
AGCO Corp.	2,010	209,683
Allison Transmission Holdings, Inc.	2,264	221,646
Caterpillar, Inc.	13,161	7,539,542
CNH Industrial NV	28,449	262,300
Crane Co.	1,595	294,166
Cummins, Inc.	4,461	2,277,117
Deere & Co.	7,919	3,686,849
Donaldson Co., Inc.	3,763	333,628
Dover Corp.	4,395	858,080
Esab Corp.	1,845	206,123
Flowserve Corp.	4,222	292,922
Fortive Corp.	11,003	607,476
Gates Industrial Corp. plc*	8,218	176,440
Graco, Inc.	5,381	441,081
IDEX Corp.	2,450	435,953
Illinois Tool Works, Inc.	6,388	1,573,364
Ingersoll Rand, Inc.	13,081	1,036,277
ITT, Inc.	2,517	436,725
Lincoln Electric Holdings, Inc.	1,757	421,047
Middleby Corp. (The)*	1,634	242,927
Mueller Industries, Inc.	3,515	403,522
Nordson Corp.	1,747	420,031
Oshkosh Corp.	2,073	260,431
Otis Worldwide Corp.	12,809	1,118,866
PACCAR, Inc.	16,705	1,829,365
Parker-Hannifin Corp.	4,172	3,667,021
Pentair plc	5,302	552,150
RBC Bearings, Inc.*	801	359,192
Snap-on, Inc.	1,661	572,381
Stanley Black & Decker, Inc.	5,010	372,143
Timken Co. (The)	2,027	170,532
Toro Co. (The)	3,195	251,510
Westinghouse Air Brake Technologies Corp.	5,496	1,173,121
Xylem, Inc.	7,887	1,074,052

		33,777,663

Marine Transportation (0.0%)†
Kirby Corp.*	1,809	199,316

Passenger Airlines (0.4%)
Alaska Air Group, Inc.*	3,079	154,874
American Airlines Group, Inc.*	19,805	303,611
Delta Air Lines, Inc.	21,139	1,467,046
Southwest Airlines Co.	13,664	564,733
United Airlines Holdings, Inc.*	10,550	1,179,701

		3,669,965

Professional Services (0.7%)
Amentum Holdings, Inc.*	5,160	149,640
Automatic Data Processing, Inc.	962	247,455
Broadridge Financial Solutions, Inc.	346	77,217
CACI International, Inc., Class A*	704	375,098
Clarivate plc*	11,292	37,715
Concentrix Corp.	1,450	60,291
Dayforce, Inc.*	4,539	313,917
Equifax, Inc.	3,316	719,506
FTI Consulting, Inc.*	1,023	174,759
Genpact Ltd.	5,216	244,005

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Jacobs Solutions, Inc.	3,858	$511,031
KBR, Inc.	3,850	154,770
Leidos Holdings, Inc.	4,133	745,593
ManpowerGroup, Inc.	1,493	44,387
Parsons Corp. (x)*	1,710	105,678
Paychex, Inc.	7,186	806,125
Paycom Software, Inc.	754	120,157
Paylocity Holding Corp.*	120	18,300
Robert Half, Inc.	3,205	87,048
Science Applications International Corp.	1,523	153,305
SS&C Technologies Holdings, Inc.	6,855	599,264
TransUnion	6,318	541,769
Verisk Analytics, Inc.	1,814	405,774

		6,692,804

Trading Companies & Distributors (0.6%)
Air Lease Corp., Class A	3,376	216,840
Applied Industrial Technologies, Inc.	1,235	317,111
Core & Main, Inc., Class A*	2,581	134,135
Fastenal Co.	6,649	266,824
Ferguson Enterprises, Inc.	5,908	1,315,298
MSC Industrial Direct Co., Inc., Class A	1,424	119,758
QXO, Inc. (x)*	19,800	381,942
SiteOne Landscape Supply, Inc.*	972	121,072
United Rentals, Inc.	2,080	1,683,386
W.W. Grainger, Inc.	210	211,901
Watsco, Inc.	1,128	380,080
WESCO International, Inc.	1,553	379,926

		5,528,273

Total Industrials		126,369,647

Information Technology (11.2%)
Communications Equipment (1.4%)
Ciena Corp.*	4,572	1,069,254
Cisco Systems, Inc.	129,013	9,937,871
F5, Inc.*	1,866	476,315
Lumentum Holdings, Inc.*	2,059	758,927
Motorola Solutions, Inc.	3,126	1,198,258

		13,440,625

Electronic Equipment, Instruments & Components (0.9%)
Arrow Electronics, Inc.*	1,673	184,331
Avnet, Inc.	2,699	129,768
CDW Corp.	3,956	538,807
Cognex Corp.	5,438	195,659
Coherent Corp.*	4,972	917,682
Corning, Inc.	25,306	2,215,793
Crane NXT Co.	1,587	74,700
Flex Ltd.*	12,104	731,324
Ingram Micro Holding Corp.	665	14,191
IPG Photonics Corp.*	810	57,996
Jabil, Inc.	1,188	270,888
Keysight Technologies, Inc.*	5,577	1,133,191
Littelfuse, Inc.	796	201,324
Ralliant Corp.	3,667	186,687
TD SYNNEX Corp.	2,506	376,476
Teledyne Technologies, Inc.*	1,507	769,670
Trimble, Inc.*	7,722	605,019
Vontier Corp.	4,740	176,233
Zebra Technologies Corp., Class A*	1,647	399,925

		9,179,664

IT Services (2.0%)
Accenture plc, Class A	20,291	5,444,075
Akamai Technologies, Inc.*	4,651	405,800
Amdocs Ltd.	3,578	288,065
Cognizant Technology Solutions Corp., Class A	16,003	1,328,249
DXC Technology Co.*	5,815	85,190
EPAM Systems, Inc.*	1,775	363,662
Globant SA*	1,263	82,562
International Business Machines Corp.	30,158	8,933,101
Kyndryl Holdings, Inc.*	7,010	186,186
MongoDB, Inc.*	2,312	970,323
Okta, Inc.*	3,236	279,817
Twilio, Inc., Class A*	3,800	540,512
VeriSign, Inc.	2,733	663,982

		19,571,524

Semiconductors & Semiconductor Equipment (4.7%)
Advanced Micro Devices, Inc.*	21,666	4,639,990
Allegro MicroSystems, Inc.*	3,988	105,203
Amkor Technology, Inc.	3,702	146,155
Analog Devices, Inc.	16,081	4,361,167
Applied Materials, Inc.	18,624	4,786,182
Cirrus Logic, Inc.*	1,656	196,236
Entegris, Inc.	4,067	342,645
First Solar, Inc.*	3,290	859,447
GLOBALFOUNDRIES, Inc.*	3,330	116,284
Intel Corp.*	141,649	5,226,848
Lattice Semiconductor Corp.*	658	48,416
MACOM Technology Solutions Holdings, Inc.*	1,542	264,114
Marvell Technology, Inc.	26,064	2,214,919
Microchip Technology, Inc.	17,106	1,089,994
Micron Technology, Inc.	36,216	10,336,408
MKS, Inc.	2,177	347,885
ON Semiconductor Corp.*	13,664	739,905
Onto Innovation, Inc.*	1,226	193,536
Qnity Electronics, Inc.	6,784	553,914
Qorvo, Inc.*	2,749	232,318
QUALCOMM, Inc.	27,012	4,620,402
Skyworks Solutions, Inc.	4,856	307,919
Teradyne, Inc.	5,212	1,008,835
Texas Instruments, Inc.	17,406	3,019,767
Universal Display Corp.	1,424	166,295

		45,924,784

Software (1.5%)
Aurora Innovation, Inc., Class A*	33,938	130,322
BILL Holdings, Inc.*	3,019	164,656
CCC Intelligent Solutions Holdings, Inc.*	18,968	150,796
Circle Internet Group, Inc., Class A*	1,292	102,456
Docusign, Inc.*	1,591	108,824
Dolby Laboratories, Inc., Class A	1,960	125,871
Dropbox, Inc., Class A*	4,422	122,932
Fair Isaac Corp.*	133	224,852
Gen Digital, Inc.	15,873	431,587
nCino, Inc.*	2,970	76,151
Nutanix, Inc., Class A*	6,234	322,235
Pegasystems, Inc.	1,884	112,513
PTC, Inc.*	3,418	595,450
Roper Technologies, Inc.	3,480	1,549,052
Rubrik, Inc., Class A*	1,519	116,173

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
SailPoint, Inc.*	1,949	$39,428
Salesforce, Inc.	26,873	7,118,926
SentinelOne, Inc., Class A*	2,628	39,420
Strategy, Inc.*	8,083	1,228,212
Synopsys, Inc.*	1,591	747,325
Teradata Corp.*	2,383	72,539
Tyler Technologies, Inc.*	238	108,040
UiPath, Inc., Class A*	13,038	213,693
Unity Software, Inc.*	9,667	426,991
Zoom Communications, Inc., Class A*	8,516	734,846

		15,063,290

Technology Hardware, Storage & Peripherals (0.7%)
Dell Technologies, Inc., Class C	8,448	1,063,434
Hewlett Packard Enterprise Co.	42,502	1,020,898
HP, Inc.	30,571	681,122
NetApp, Inc.	3,919	419,686
Pure Storage, Inc., Class A*	1,437	96,293
Sandisk Corp.*	4,371	1,037,588
Super Micro Computer, Inc.*	9,013	263,811
Western Digital Corp.	11,219	1,932,697

		6,515,529

Total Information Technology		109,695,416

Materials (4.0%)
Chemicals (1.8%)
Air Products and Chemicals, Inc.	7,201	1,778,791
Albemarle Corp.	3,809	538,745
Ashland, Inc.	1,469	86,186
Axalta Coating Systems Ltd.*	7,072	228,496
Celanese Corp.	3,616	152,885
CF Industries Holdings, Inc.	5,225	404,102
Corteva, Inc.	22,174	1,486,323
Dow, Inc.	22,935	536,220
DuPont de Nemours, Inc.	13,567	545,393
Eastman Chemical Co.	3,720	237,448
Ecolab, Inc.	6,106	1,602,947
Element Solutions, Inc.	7,298	182,377
FMC Corp.	4,021	55,771
Huntsman Corp.	5,326	53,260
International Flavors & Fragrances, Inc.	8,304	559,607
Linde plc	15,221	6,490,082
LyondellBasell Industries NV, Class A	8,303	359,520
Mosaic Co. (The)	10,227	246,368
NewMarket Corp.	192	131,954
Olin Corp.	3,721	77,509
PPG Industries, Inc.	7,366	754,720
RPM International, Inc.	4,120	428,480
Scotts Miracle-Gro Co. (The)	1,415	82,565
Sherwin-Williams Co. (The)	707	229,089
Solstice Advanced Materials, Inc.*	5,153	250,333
Westlake Corp.	1,083	80,077

		17,579,248

Construction Materials (0.5%)
CRH plc	21,983	2,743,478
Eagle Materials, Inc.	978	202,133
James Hardie Industries plc (ADR)*	1,717	35,628
Martin Marietta Materials, Inc.	1,944	1,210,451
Vulcan Materials Co.	4,285	1,222,168

		5,413,858

Containers & Packaging (0.5%)
Amcor plc	74,704	623,031
AptarGroup, Inc.	2,120	258,555
Avery Dennison Corp.	2,521	458,520
Ball Corp.	8,993	476,359
Crown Holdings, Inc.	3,751	386,240
Graphic Packaging Holding Co.	9,476	142,709
International Paper Co.	16,988	669,157
Packaging Corp. of America	2,863	590,437
Sealed Air Corp.	4,726	195,798
Silgan Holdings, Inc.	2,864	115,620
Smurfit WestRock plc	16,886	652,982
Sonoco Products Co.	3,191	139,255

		4,708,663

Metals & Mining (1.2%)
Alcoa Corp.	8,375	445,048
Anglogold Ashanti plc	14,346	1,223,427
Cleveland-Cliffs, Inc.*	18,163	241,205
Freeport-McMoRan, Inc.	46,360	2,354,624
MP Materials Corp. (x)*	4,234	213,902
Newmont Corp.	35,611	3,555,758
Nucor Corp.	7,445	1,214,354
Reliance, Inc.	1,711	494,257
Royal Gold, Inc.	2,656	590,402
Southern Copper Corp.	2,698	387,082
Steel Dynamics, Inc.	4,116	697,456

		11,417,515

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	2,042	164,912

Total Materials		39,284,196

Real Estate (3.9%)
Diversified REITs (0.0%)†
WP Carey, Inc. (REIT)	7,025	452,129

Health Care REITs (0.7%)
Alexandria Real Estate Equities, Inc. (REIT)	5,559	272,057
Healthcare Realty Trust, Inc. (REIT), Class A	10,635	180,263
Healthpeak Properties, Inc. (REIT)	22,467	361,269
Medical Properties Trust, Inc. (REIT) (x)	16,169	80,845
Omega Healthcare Investors, Inc. (REIT)	9,308	412,717
Ventas, Inc. (REIT)	14,683	1,136,171
Welltower, Inc. (REIT)	21,691	4,026,067

		6,469,389

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. (REIT)	22,226	394,067
Park Hotels & Resorts, Inc. (REIT) (x)	6,365	66,578

		460,645

Industrial REITs (0.5%)
Americold Realty Trust, Inc. (REIT) (x)	9,240	118,826
EastGroup Properties, Inc. (REIT)	1,716	305,688
First Industrial Realty Trust, Inc. (REIT)	4,148	237,556
Lineage, Inc. (REIT)	2,289	80,115
Prologis, Inc. (REIT)	30,066	3,838,226
Rexford Industrial Realty, Inc. (REIT)	7,681	297,408
STAG Industrial, Inc. (REIT)	6,050	222,398

		5,100,217

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Office REITs (0.1%)
BXP, Inc. (REIT)	5,134	$346,442
Cousins Properties, Inc. (REIT)	5,408	139,418
Highwoods Properties, Inc. (REIT)	3,436	88,718
Kilroy Realty Corp. (REIT) (x)	3,801	142,043
Vornado Realty Trust (REIT)	5,716	190,229

		906,850

Real Estate Management & Development (0.3%)
CBRE Group, Inc., Class A*	8,579	1,379,418
CoStar Group, Inc.*	11,858	797,332
Howard Hughes Holdings, Inc.*	1,003	80,009
Jones Lang LaSalle, Inc.*	1,117	375,837
Zillow Group, Inc., Class A*	1,617	110,328
Zillow Group, Inc., Class C*	5,270	359,519

		3,102,443

Residential REITs (0.5%)
American Homes 4 Rent (REIT), Class A	11,074	355,475
AvalonBay Communities, Inc. (REIT)	4,609	835,658
Camden Property Trust (REIT)	3,483	383,409
Equity LifeStyle Properties, Inc. (REIT)	6,227	377,418
Equity Residential (REIT)	12,276	773,879
Essex Property Trust, Inc. (REIT)	2,066	540,631
Invitation Homes, Inc. (REIT)	19,831	551,103
Mid-America Apartment Communities, Inc. (REIT)	3,771	523,830
Sun Communities, Inc. (REIT)	3,311	410,266
UDR, Inc. (REIT)	10,122	371,275

		5,122,944

Retail REITs (0.5%)
Agree Realty Corp. (REIT) (x)	3,509	252,753
Brixmor Property Group, Inc. (REIT)	9,867	258,713
Federal Realty Investment Trust (REIT)	2,757	277,905
Kimco Realty Corp. (REIT)	21,658	439,008
NNN REIT, Inc. (REIT)	6,060	240,158
Realty Income Corp. (REIT)	29,315	1,652,486
Regency Centers Corp. (REIT)	5,855	404,171
Simon Property Group, Inc. (REIT)	8,171	1,512,534

		5,037,728

Specialized REITs (1.2%)
Crown Castle, Inc. (REIT)	14,063	1,249,779
CubeSmart (REIT)	7,337	264,499
Digital Realty Trust, Inc. (REIT)	10,933	1,691,444
EPR Properties (REIT)	2,418	120,658
Equinix, Inc. (REIT)	3,168	2,427,195
Extra Space Storage, Inc. (REIT)	6,828	889,142
Fermi, Inc. (REIT) (x)*	1,163	9,304
Gaming and Leisure Properties, Inc. (REIT)	8,800	393,272
Iron Mountain, Inc. (REIT)	9,509	788,772
Millrose Properties, Inc. (REIT)	4,961	148,185
National Storage Affiliates Trust (REIT)	2,282	64,375
Public Storage (REIT)	4,446	1,153,737
Rayonier, Inc. (REIT)	5,461	118,231
SBA Communications Corp. (REIT)	3,480	673,136
VICI Properties, Inc. (REIT), Class A	34,231	962,576
Weyerhaeuser Co. (REIT)	23,491	556,502

		11,510,807

Total Real Estate		38,163,152

Utilities (4.3%)
Electric Utilities (2.8%)
Alliant Energy Corp.	8,325	541,208
American Electric Power Co., Inc.	17,341	1,999,591
Constellation Energy Corp.	10,152	3,586,397
Duke Energy Corp.	25,216	2,955,567
Edison International	12,354	741,487
Entergy Corp.	14,473	1,337,739
Evergy, Inc.	7,460	540,776
Eversource Energy	11,908	801,766
Exelon Corp.	32,763	1,428,139
FirstEnergy Corp.	17,786	796,279
IDACORP, Inc.	1,747	221,100
NextEra Energy, Inc.	66,843	5,366,156
OGE Energy Corp.	6,511	278,020
PG&E Corp.	71,063	1,141,983
Pinnacle West Capital Corp.	3,861	342,471
PPL Corp.	23,989	840,095
Southern Co. (The)	35,716	3,114,435
Xcel Energy, Inc.	19,183	1,416,856

		27,450,065

Gas Utilities (0.2%)
Atmos Energy Corp.	5,129	859,774
MDU Resources Group, Inc.	6,572	128,286
National Fuel Gas Co.	2,907	232,734
UGI Corp.	6,969	260,850

		1,481,644

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	23,011	329,978
Brookfield Renewable Corp.	4,377	167,814
Clearway Energy, Inc., Class A	1,122	35,253
Clearway Energy, Inc., Class C	2,636	87,673
Talen Energy Corp.*	1,470	551,015

		1,171,733

Multi-Utilities (1.1%)
Ameren Corp.	8,747	873,475
CenterPoint Energy, Inc.	21,120	809,741
CMS Energy Corp.	9,642	674,265
Consolidated Edison, Inc.	11,683	1,160,355
Dominion Energy, Inc.	27,663	1,620,775
DTE Energy Co.	6,716	866,230
NiSource, Inc.	15,251	636,882
Public Service Enterprise Group, Inc.	16,186	1,299,736
Sempra	21,158	1,868,040
WEC Energy Group, Inc.	10,352	1,091,722

		10,901,221

Water Utilities (0.1%)
American Water Works Co., Inc.	6,313	823,847
Essential Utilities, Inc.	9,090	348,692

		1,172,539

Total Utilities		42,177,202

Total Common Stocks (99.3%) (Cost $605,948,766)		971,964,505

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Mirati Therapeutics, Inc., CVR (r)* (Cost $1,126)	2,145	$805

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.2%)
BlackRock Liquidity FedFund, Institutional Shares 3.65% (7 day yield) (xx)	200,000	200,000
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	1,423,903	1,423,903

Total Investment Companies		1,623,903

Total Short-Term Investments (0.2%) (Cost $1,623,903)		1,623,903

Total Investments in Securities (99.5%) (Cost $607,573,795)		973,589,213
Other Assets Less Liabilities (0.5%)		4,713,945

Net Assets (100%)		$978,303,158

*	Non-income producing.
†	Percent shown is less than 0.05%.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $2,153,970. This was collateralized by $656,534 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.750%, maturing 1/29/26 – 8/15/55 and by cash of $1,623,903 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	8	3/2026	USD	2,757,000	(26,523)
S&P Midcap 400 E-Mini Index	11	3/2026	USD	3,657,720	(107,079)

					(133,602)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$82,089,180	$—	$—	$82,089,180
Consumer Discretionary	72,202,439	—	—	72,202,439
Consumer Staples	70,137,410	—	—	70,137,410
Energy	55,786,145	—	—	55,786,145
Financials	217,305,025	—	—	217,305,025
Health Care	118,754,693	—	—	118,754,693
Industrials	126,369,647	—	—	126,369,647

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Information Technology	$109,695,416	$—	$—	$109,695,416
Materials	39,284,196	—	—	39,284,196
Real Estate	38,163,152	—	—	38,163,152
Utilities	42,177,202	—	—	42,177,202
Rights
Health Care	—	—	805	805
Short-Term Investments
Investment Companies	1,623,903	—	—	1,623,903

Total Assets	$973,588,408	$—	$805	$973,589,213

Liabilities:
Futures	$(133,602)	$—	$—	$(133,602)

Total Liabilities	$(133,602)	$—	$—	$(133,602)

Total	$973,454,806	$—	$805	$973,455,611

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(133,602	)*

Total		$(133,602)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$459,800	$459,800

Total	$459,800	$459,800

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$176,371	$176,371

Total	$176,371	$176,371

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$6,285,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$173,982,662
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$154,622,631

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$414,329,677
Aggregate gross unrealized depreciation	(49,222,025)

Net unrealized appreciation	$365,107,652

Federal income tax cost of investments in securities and derivative instruments, if applicable	$608,347,959

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $607,573,795)	$973,589,213
Cash	6,406,587
Dividends, interest and other receivables	953,390
Due from broker for futures variation margin	411,236
Receivable for Portfolio shares sold	267,884
Securities lending income receivable	1,139
Other assets	3,592

Total assets	981,633,041

LIABILITIES
Payable for return of collateral on securities loaned	1,623,903
Payable for Portfolio shares repurchased	1,071,578
Investment management fees payable	290,889
Distribution fees payable – Class IB	207,726
Administrative fees payable	74,632
Accrued expenses	61,155

Total liabilities	3,329,883

Commitments and contingent liabilities^
NET ASSETS	$978,303,158

Net assets were comprised of:
Paid in capital	$612,889,599
Total distributable earnings (loss)	365,413,559

Net assets	$978,303,158

Class IB
Net asset value, offering and redemption price per share, $978,053,801 / 86,213,837 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.34

Class K
Net asset value, offering and redemption price per share, $249,357 / 21,980 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.34

(x)	Includes value of securities on loan of $2,153,970.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $5,209 foreign withholding tax)	$17,473,338
Interest	247,794
Securities lending (net)	56,119

Total income	17,777,251

EXPENSES
Investment management fees	3,077,079
Distribution fees – Class IB	2,197,345
Administrative fees	795,810
Professional fees	90,057
Custodian fees	86,200
Printing and mailing expenses	57,563
Trustees’ fees	29,750
Miscellaneous	169,578

Total expenses	6,503,382

NET INVESTMENT INCOME (LOSS)	11,273,869

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	51,616,221
Futures contracts	459,800

Net realized gain (loss)	52,076,021

Change in unrealized appreciation (depreciation) on:
Investments in securities	60,312,634
Futures contracts	176,371

Net change in unrealized appreciation (depreciation)	60,489,005

NET REALIZED AND UNREALIZED GAIN (LOSS)	112,565,026

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$123,838,895

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,273,869	$11,895,834
Net realized gain (loss)	52,076,021	44,837,323
Net change in unrealized appreciation (depreciation)	60,489,005	49,796,097

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	123,838,895	106,529,254

Distributions to shareholders:
Class IB	(65,505,530)	(56,339,890)
Class K	(17,190)	(14,779)

Total distributions to shareholders	(65,522,720)	(56,354,669)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 233,435 shares, respectively ]	—	2,422,836
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (7,030,056) shares, respectively ]	—	(74,730,403)
Capital shares repurchased [ 0 and (665,063) shares, respectively ]	—	(6,938,288)

Total Class IA transactions	—	(79,245,855)

Class IB
Capital shares sold [ 12,823,067 and 6,463,954 shares, respectively ]	146,609,656	69,712,082
Capital shares issued in connection with share class combination (Note 1) [ 0 and 7,060,301 shares, respectively ]	—	74,730,403
Capital shares issued in reinvestment of dividends and distributions [ 5,753,376 and 5,152,458 shares, respectively ]	65,505,530	56,339,890
Capital shares repurchased [ (12,695,317) and (11,373,466) shares, respectively ]	(140,991,108)	(123,317,894)

Total Class IB transactions	71,124,078	77,464,481

Class K
Capital shares issued in reinvestment of dividends and distributions [ 1,510 and 1,352 shares, respectively ]	17,190	14,779

Total Class K transactions	17,190	14,779

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	71,141,268	(1,766,595)

TOTAL INCREASE (DECREASE) IN NET ASSETS	129,457,443	48,407,990
NET ASSETS:
Beginning of year	848,845,715	800,437,725

End of year	$978,303,158	$848,845,715

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.56	$9.94	$9.39	$10.60	$9.11

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	0.15	0.15	0.14	0.13
Net realized and unrealized gain (loss)	1.45	1.21	0.85	(1.00)	2.06

Total from investment operations	1.59	1.36	1.00	(0.86)	2.19

Less distributions:
Dividends from net investment income	(0.14)	(0.16)	(0.16)	(0.14)	(0.14)
Distributions from net realized gains	(0.67)	(0.58)	(0.29)	(0.21)	(0.56)

Total dividends and distributions	(0.81)	(0.74)	(0.45)	(0.35)	(0.70)

Net asset value, end of year	$11.34	$10.56	$9.94	$9.39	$10.60

Total return	15.04%	13.48%	10.71%	(8.16)%	24.20%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$978,054	$848,630	$725,774	$693,798	$751,472
Ratio of expenses to average net assets (f)	0.74%	0.74%	0.74%	0.74%	0.73%
Ratio of net investment income (loss) to average net assets (f)	1.28%	1.40%	1.51%	1.42%	1.21%
Portfolio turnover rate^	18%	13%	13%	14%	16%

	Year Ended December 31,
Class K	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.56	$9.93	$9.38	$10.60	$9.10

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17	0.18	0.17	0.16	0.15
Net realized and unrealized gain (loss)	1.45	1.22	0.85	(1.00)	2.07

Total from investment operations	1.62	1.40	1.02	(0.84)	2.22

Less distributions:
Dividends from net investment income	(0.17)	(0.19)	(0.18)	(0.17)	(0.16)
Distributions from net realized gains	(0.67)	(0.58)	(0.29)	(0.21)	(0.56)

Total dividends and distributions	(0.84)	(0.77)	(0.47)	(0.38)	(0.72)

Net asset value, end of year	$11.34	$10.56	$9.93	$9.38	$10.60

Total return	15.31%	13.87%	10.98%	(8.02)%	24.61%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$249	$216	$190	$171	$186
Ratio of expenses to average net assets (f)	0.49%	0.49%	0.49%	0.49%	0.48%
Ratio of net investment income (loss) to average net assets (f)	1.53%	1.66%	1.76%	1.67%	1.47%
Portfolio turnover rate^	18%	13%	13%	14%	16%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.1%)
Diversified Telecommunication Services (0.9%)
AST SpaceMobile, Inc., Class A (x)*	917	$66,602
AT&T, Inc.	471,019	11,700,112
Frontier Communications Parent, Inc.*	15,293	582,204
GCI Liberty, Inc., Class A*	167	6,157
GCI Liberty, Inc., Class C*	1,133	42,159
Iridium Communications, Inc.	5,373	93,383
Liberty Global Ltd., Class A*	10,488	116,836
Liberty Global Ltd., Class C*	8,693	95,971
Verizon Communications, Inc.	474,792	19,338,278

		32,041,702

Entertainment (0.9%)
Electronic Arts, Inc.	15,763	3,220,854
Liberty Live Holdings, Inc., Class A*	1,234	100,571
Liberty Live Holdings, Inc., Class C*	2,868	238,503
Liberty Media Corp.-Liberty Formula One, Class A*	981	87,682
Liberty Media Corp.-Liberty Formula One, Class C*	9,069	893,387
Madison Square Garden Sports Corp.*	1,009	260,978
Netflix, Inc.*	15,320	1,436,403
Roku, Inc.*	7,030	762,685
Take-Two Interactive Software, Inc.*	7,547	1,932,258
TKO Group Holdings, Inc., Class A	2,473	516,857
Walt Disney Co. (The)	150,999	17,179,156
Warner Bros Discovery, Inc.*	145,998	4,207,662

		30,836,996

Interactive Media & Services (3.7%)
Alphabet, Inc., Class A	129,336	40,482,168
Alphabet, Inc., Class C	209,461	65,728,862
IAC, Inc.*	4,210	164,611
Match Group, Inc.	15,322	494,747
Meta Platforms, Inc., Class A	38,085	25,139,528
Pinterest, Inc., Class A*	18,638	482,538
Trump Media & Technology Group Corp. (x)*	4,601	60,917
ZoomInfo Technologies, Inc., Class A*	18,526	188,409

		132,741,780

Media (0.4%)
Charter Communications, Inc., Class A*	5,532	1,154,805
Comcast Corp., Class A	259,180	7,746,890
DoubleVerify Holdings, Inc.*	4,389	50,210
Fox Corp., Class A	13,289	971,027
Fox Corp., Class B	9,349	607,031
Liberty Broadband Corp., Class A*	818	39,493
Liberty Broadband Corp., Class C*	5,533	268,904
New York Times Co. (The), Class A	10,059	698,296
News Corp., Class A	23,731	619,853
News Corp., Class B (x)	7,898	234,018
Nexstar Media Group, Inc., Class A	1,661	337,266
NIQ Global Intelligence plc (x)*	1,497	24,686
Omnicom Group, Inc.	20,547	1,659,170
Sirius XM Holdings, Inc.	11,898	237,901

		14,649,550

Wireless Telecommunication Services (0.2%)
Millicom International Cellular SA	6,439	356,978
T-Mobile US, Inc.	42,458	8,620,673

		8,977,651

Total Communication Services		219,247,679

Consumer Discretionary (5.8%)
Automobile Components (0.1%)
Aptiv plc*	18,201	1,384,914
BorgWarner, Inc.	13,659	615,475
Gentex Corp.	14,179	329,945
Lear Corp.	3,344	383,222
QuantumScape Corp., Class A*	26,199	272,994

		2,986,550

Automobiles (0.4%)
Ford Motor Co.	244,713	3,210,635
General Motors Co.	78,131	6,353,613
Harley-Davidson, Inc.	6,864	140,643
Lucid Group, Inc., Class A (x)*	7,787	82,309
Rivian Automotive, Inc., Class A*	48,582	957,551
Tesla, Inc.*	9,454	4,251,653
Thor Industries, Inc.	3,191	327,620

		15,324,024

Broadline Retail (1.4%)
Amazon.com, Inc.*	206,534	47,672,178
Dillard’s, Inc., Class A (x)	185	112,173
eBay, Inc.	28,872	2,514,751
Etsy, Inc.*	2,621	145,308
Macy’s, Inc.	16,930	373,306
Ollie’s Bargain Outlet Holdings, Inc.*	3,837	420,574

		51,238,290

Distributors (0.1%)
Genuine Parts Co.	8,694	1,069,014
LKQ Corp.	16,099	486,190
Pool Corp.	1,832	419,070

		1,974,274

Diversified Consumer Services (0.0%)†
ADT, Inc.	31,997	258,216
Bright Horizons Family Solutions, Inc.*	3,102	314,543
Grand Canyon Education, Inc.*	1,254	208,553
H&R Block, Inc.	6,909	301,094
Service Corp. International	8,732	680,834

		1,763,240

Hotels, Restaurants & Leisure (1.2%)
Aramark	16,354	602,809
Booking Holdings, Inc.	643	3,443,477
Boyd Gaming Corp.	3,539	301,664
Caesars Entertainment, Inc.*	12,937	302,596
Carnival Corp.*	46,854	1,430,921
Choice Hotels International, Inc. (x)	1,178	112,216
Churchill Downs, Inc.	621	70,657
Darden Restaurants, Inc.	368	67,719

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Domino’s Pizza, Inc.	1,388	$578,546
Expedia Group, Inc.	4,286	1,214,267
Flutter Entertainment plc, Class DI*	1,897	407,931
Hyatt Hotels Corp., Class A	2,521	404,167
Marriott International, Inc., Class A	21,330	6,617,419
McDonald’s Corp.	54,924	16,786,422
MGM Resorts International*	12,842	468,605
Norwegian Cruise Line Holdings Ltd.*	2,701	60,286
Penn Entertainment, Inc.*	9,350	137,913
Restaurant Brands International, Inc.	7,353	501,695
Starbucks Corp.	61,868	5,209,904
Travel + Leisure Co.	2,586	182,391
Vail Resorts, Inc.	411	54,581
Wendy’s Co. (The) (x)	5,657	47,123
Wyndham Hotels & Resorts, Inc.	488	36,873
Wynn Resorts Ltd.	5,156	620,422
Yum! Brands, Inc.	11,601	1,754,999

		41,415,603

Household Durables (0.8%)
DR Horton, Inc.	16,692	2,404,149
Garmin Ltd.	10,216	2,072,316
Lennar Corp., Class A	86,369	8,878,733
Lennar Corp., Class B	598	56,882
Mohawk Industries, Inc.*	3,215	351,399
Newell Brands, Inc.	26,130	97,204
NVR, Inc.*	176	1,283,527
PulteGroup, Inc.	12,324	1,445,112
SharkNinja, Inc.*	4,304	481,618
Sony Group Corp. (ADR) (x)	385,665	9,873,024
Toll Brothers, Inc.	6,122	827,817
TopBuild Corp.*	1,661	692,952
Whirlpool Corp. (x)	3,363	242,607

		28,707,340

Leisure Products (0.0%)†
Brunswick Corp.	4,105	304,755
Hasbro, Inc.	8,285	679,370
Mattel, Inc.*	20,127	399,320
YETI Holdings, Inc.*	5,171	228,403

		1,611,848

Specialty Retail (1.5%)
AutoNation, Inc.*	1,722	355,559
AutoZone, Inc.*	1,476	5,005,854
Bath & Body Works, Inc.	88,126	1,769,570
Best Buy Co., Inc.	12,115	810,857
CarMax, Inc.*	9,393	362,945
Dick’s Sporting Goods, Inc.	3,967	785,347
Five Below, Inc.*	3,375	635,715
Floor & Decor Holdings, Inc., Class A*	4,549	276,989
GameStop Corp., Class A (x)*	25,685	515,755
Gap, Inc. (The)	14,420	369,152
Home Depot, Inc. (The)	14,849	5,109,541
Lithia Motors, Inc., Class A	1,424	473,238
Lowe’s Cos., Inc.	101,226	24,411,662
O’Reilly Automotive, Inc.*	11,256	1,026,660
Penske Automotive Group, Inc.	1,147	181,559
RH*	795	142,424
Ross Stores, Inc.	16,159	2,910,882
TJX Cos., Inc. (The)	35,058	5,385,259
Ulta Beauty, Inc.*	2,123	1,284,436
Valvoline, Inc.*	908	26,386
Wayfair, Inc., Class A*	4,885	490,503
Williams-Sonoma, Inc.	6,315	1,127,796

		53,458,089

Textiles, Apparel & Luxury Goods (0.3%)
Amer Sports, Inc.*	9,351	349,260
Birkenstock Holding plc*	2,389	97,710
Columbia Sportswear Co.	1,630	89,797
Crocs, Inc.*	3,407	291,367
Lululemon Athletica, Inc.*	2,795	580,829
NIKE, Inc., Class B	72,529	4,620,822
PVH Corp.	2,990	200,390
Ralph Lauren Corp.	6,363	2,250,020
Tapestry, Inc.	7,875	1,006,189
Under Armour, Inc., Class A (x)*	11,837	58,830
Under Armour, Inc., Class C*	11,554	55,459
VF Corp.	22,010	397,941

		9,998,614

Total Consumer Discretionary		208,477,872

Consumer Staples (5.3%)
Beverages (1.1%)
Boston Beer Co., Inc. (The), Class A*	497	96,980
Brown-Forman Corp., Class A	2,733	71,905
Brown-Forman Corp., Class B (x)	9,258	241,264
Coca-Cola Co. (The)	266,339	18,619,759
Coca-Cola Consolidated, Inc.	2,801	429,393
Coca-Cola Europacific Partners plc	17,752	1,610,106
Constellation Brands, Inc., Class A	9,058	1,249,642
Diageo plc	44,125	953,734
Keurig Dr Pepper, Inc.	81,180	2,273,852
Molson Coors Beverage Co., Class B	10,514	490,793
PepsiCo, Inc.	100,321	14,398,070
Primo Brands Corp.	16,093	263,121

		40,698,619

Consumer Staples Distribution & Retail (1.6%)
Albertsons Cos., Inc., Class A	25,243	433,422
BJ’s Wholesale Club Holdings, Inc.*	6,981	628,500
Casey’s General Stores, Inc.	1,972	1,089,944
Costco Wholesale Corp.	1,538	1,326,279
Dollar General Corp.	13,769	1,828,110
Dollar Tree, Inc.*	33,969	4,178,527
Kroger Co. (The)	52,509	3,280,762
Maplebear, Inc.*	10,801	485,829
Performance Food Group Co.*	8,383	753,799
Sysco Corp.	14,127	1,041,019
Target Corp.	28,492	2,785,093
US Foods Holding Corp.*	35,765	2,693,820
Walmart, Inc.	326,071	36,327,570

		56,852,674

Food Products (0.6%)
Archer-Daniels-Midland Co.	29,962	1,722,515
Bunge Global SA	8,443	752,102
Campbell’s Co. (The) (x)	12,153	338,704
Conagra Brands, Inc.	29,832	516,392

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Darling Ingredients, Inc.*	8,705	$313,380
Flowers Foods, Inc.	11,702	127,318
Freshpet, Inc.*	2,157	131,426
General Mills, Inc.	34,326	1,596,159
Hershey Co. (The)	8,029	1,461,117
Hormel Foods Corp.	18,131	429,705
Ingredion, Inc.	4,003	441,371
J M Smucker Co. (The)	6,496	635,374
Kraft Heinz Co. (The)	53,520	1,297,860
Lamb Weston Holdings, Inc.	8,430	353,133
McCormick & Co., Inc. (Non-Voting)	62,519	4,258,169
Mondelez International, Inc., Class A	81,215	4,371,803
Nestle SA (Registered)	22,435	2,230,188
Pilgrim’s Pride Corp.	2,593	101,101
Post Holdings, Inc.*	3,118	308,838
Seaboard Corp.	16	71,117
Smithfield Foods, Inc.	2,832	63,239
Tyson Foods, Inc., Class A	17,538	1,028,078

		22,549,089

Household Products (1.1%)
Church & Dwight Co., Inc.	15,439	1,294,560
Clorox Co. (The)	7,725	778,912
Colgate-Palmolive Co.	26,512	2,094,978
Kimberly-Clark Corp.	40,547	4,090,787
Procter & Gamble Co. (The)	191,919	27,503,912
Reckitt Benckiser Group plc	30,021	2,428,818
Reynolds Consumer Products, Inc. (x)	3,417	78,317

		38,270,284

Personal Care Products (0.2%)
BellRing Brands, Inc.*	7,875	210,499
Coty, Inc., Class A*	21,641	66,654
e.l.f. Beauty, Inc.*	3,432	260,969
Estee Lauder Cos., Inc. (The), Class A	15,360	1,608,499
Kenvue, Inc.	289,218	4,989,011

		7,135,632

Tobacco (0.7%)
Altria Group, Inc.	140,459	8,098,866
Philip Morris International, Inc.	114,342	18,340,457

		26,439,323

Total Consumer Staples		191,945,621

Energy (4.2%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	118,561	5,399,268
Halliburton Co.	53,739	1,518,664
NOV, Inc.	23,419	366,039
SLB Ltd.	86,590	3,323,324
TechnipFMC plc	25,526	1,137,439
Weatherford International plc	4,461	349,118

		12,093,852

Oil, Gas & Consumable Fuels (3.8%)
Antero Midstream Corp.	20,963	372,932
Antero Resources Corp.*	18,160	625,794
APA Corp.	22,229	543,721
Cheniere Energy, Inc.	7,603	1,477,947
Chevron Corp.	150,740	22,974,283
Chord Energy Corp.	3,594	333,164
Civitas Resources, Inc.	5,784	156,689
ConocoPhillips	145,804	13,648,712
Coterra Energy, Inc.	294,215	7,743,739
Devon Energy Corp.	38,980	1,427,837
Diamondback Energy, Inc.	11,953	1,796,894
DT Midstream, Inc.	6,360	761,165
EOG Resources, Inc.	71,953	7,555,785
EQT Corp.	38,958	2,088,149
Expand Energy Corp.	13,774	1,520,099
Exxon Mobil Corp.	356,495	42,900,608
HF Sinclair Corp.	9,018	415,549
Kinder Morgan, Inc.	121,899	3,351,004
Marathon Petroleum Corp.	19,264	3,132,904
Matador Resources Co.	7,320	310,661
Occidental Petroleum Corp.	44,209	1,817,874
ONEOK, Inc.	39,172	2,879,142
Ovintiv, Inc.	16,068	629,705
Permian Resources Corp.	42,319	593,736
Phillips 66	23,727	3,061,732
Range Resources Corp.	14,798	521,777
TotalEnergies SE (New York Stock Exchange) (x)	102,872	6,729,886
Valero Energy Corp.	19,567	3,185,312
Viper Energy, Inc., Class A	10,578	408,628
Williams Cos., Inc. (The)	72,296	4,345,713

		137,311,141

Total Energy		149,404,993

Financials (18.4%)
Banks (6.4%)
Bank of America Corp.	478,783	26,333,065
Bank OZK	6,690	307,874
BOK Financial Corp.	1,386	164,186
Citigroup, Inc.	153,865	17,954,507
Citizens Financial Group, Inc.	27,267	1,592,665
Columbia Banking System, Inc.	18,549	518,445
Comerica, Inc.	8,002	695,614
Commerce Bancshares, Inc.	8,305	434,684
Cullen/Frost Bankers, Inc.	45,730	5,790,790
East West Bancorp, Inc.	8,568	962,957
Fifth Third Bancorp	41,741	1,953,896
First Citizens BancShares, Inc., Class A	1,526	3,275,071
First Hawaiian, Inc.	7,849	198,580
First Horizon Corp.	31,513	753,161
FNB Corp.	22,250	380,475
Huntington Bancshares, Inc.	97,064	1,684,060
JPMorgan Chase & Co.	223,647	72,063,536
KeyCorp	59,275	1,223,436
M&T Bank Corp.	18,414	3,710,053
Mitsubishi UFJ Financial Group, Inc. (ADR) (x)	511,967	8,119,797
Pinnacle Financial Partners, Inc.	4,455	425,051
PNC Financial Services Group, Inc. (The)	91,196	19,035,341
Popular, Inc.	3,801	473,300
Prosperity Bancshares, Inc.	5,732	396,138

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Regions Financial Corp.	56,314	$1,526,109
SouthState Bank Corp.	6,287	591,670
Synovus Financial Corp.	8,692	435,035
TFS Financial Corp.	3,284	43,940
Truist Financial Corp.	80,865	3,979,367
US Bancorp	265,301	14,156,461
Webster Financial Corp.	10,488	660,115
Wells Fargo & Co.	434,887	40,531,468
Western Alliance Bancorp	5,347	449,522
Wintrust Financial Corp.	4,137	578,435
Zions Bancorp NA	9,090	532,129

		231,930,933

Capital Markets (4.8%)
Affiliated Managers Group, Inc.	1,730	498,724
Ameriprise Financial, Inc.	24,004	11,770,121
Ares Management Corp., Class A	8,452	1,366,097
Bank of New York Mellon Corp. (The)	41,020	4,762,012
BlackRock, Inc.	14,558	15,582,010
Blackstone, Inc.	46,438	7,157,953
Brookfield Asset Management Ltd., Class A	15,699	822,471
Bullish*	1,740	65,894
Carlyle Group, Inc. (The)	16,393	968,990
Cboe Global Markets, Inc.	6,567	1,648,317
Charles Schwab Corp. (The)	132,205	13,208,602
CME Group, Inc.	28,948	7,905,120
Coinbase Global, Inc., Class A*	11,887	2,688,126
Evercore, Inc., Class A	2,311	786,318
FactSet Research Systems, Inc.	2,225	645,673
Franklin Resources, Inc.	19,266	460,265
Freedom Holding Corp.*	165	20,077
Goldman Sachs Group, Inc. (The)	20,172	17,731,188
Hamilton Lane, Inc., Class A	871	116,984
Houlihan Lokey, Inc., Class A	2,098	365,451
Interactive Brokers Group, Inc., Class A	25,445	1,636,368
Intercontinental Exchange, Inc.	35,761	5,791,852
Invesco Ltd.	22,812	599,271
Janus Henderson Group plc	7,788	370,475
Jefferies Financial Group, Inc.	7,253	449,468
KKR & Co., Inc.	78,286	9,979,899
Lazard, Inc.	4,649	225,756
LPL Financial Holdings, Inc.	6,660	2,378,752
MarketAxess Holdings, Inc.	2,285	414,156
Morgan Stanley	145,318	25,798,305
Morningstar, Inc.	467	101,484
MSCI, Inc.	2,395	1,374,083
Nasdaq, Inc.	96,278	9,351,482
Northern Trust Corp.	11,915	1,627,470
Raymond James Financial, Inc.	11,460	1,840,361
Robinhood Markets, Inc., Class A*	40,182	4,544,584
S&P Global, Inc.	19,248	10,058,812
SEI Investments Co.	6,520	534,770
State Street Corp.	17,743	2,289,024
Stifel Financial Corp.	6,262	784,128
T. Rowe Price Group, Inc.	13,712	1,403,835
TPG, Inc., Class A	509	32,495
Tradeweb Markets, Inc., Class A	6,695	719,980
Virtu Financial, Inc., Class A	4,978	165,867
XP, Inc., Class A	23,160	379,129

		171,422,199

Consumer Finance (1.3%)
Ally Financial, Inc.	15,259	691,080
American Express Co.	45,351	16,777,602
Capital One Financial Corp.	97,002	23,509,405
Credit Acceptance Corp. (x)*	251	111,308
Figure Technology Solutions, Inc., Class A*	1,778	72,614
OneMain Holdings, Inc.	7,465	504,261
SLM Corp.	11,304	305,886
SoFi Technologies, Inc.*	61,262	1,603,839
Synchrony Financial	48,704	4,063,375

		47,639,370

Financial Services (2.4%)
Affirm Holdings, Inc., Class A*	6,817	507,389
Apollo Global Management, Inc.	7,845	1,135,642
Berkshire Hathaway, Inc., Class B#*	118,336	59,481,590
Block, Inc., Class A*	21,503	1,399,630
Corebridge Financial, Inc.	147,533	4,451,071
Euronet Worldwide, Inc.*	2,651	201,768
Fidelity National Information Services, Inc.	33,008	2,193,712
Fiserv, Inc.*	35,173	2,362,570
Global Payments, Inc.	29,318	2,269,213
Jack Henry & Associates, Inc.	4,551	830,467
Mastercard, Inc., Class A	5,194	2,965,151
MGIC Investment Corp.	14,623	427,284
PayPal Holdings, Inc.	63,206	3,689,966
Rocket Cos., Inc., Class A	59,016	1,142,550
UWM Holdings Corp., Class A	8,740	38,281
Visa, Inc., Class A	6,325	2,218,241
Voya Financial, Inc.	6,027	448,951
Western Union Co. (The)	20,220	188,248
WEX, Inc.*	1,954	291,107

		86,242,831

Insurance (3.4%)
Aflac, Inc.	30,535	3,367,095
Allstate Corp. (The)	16,541	3,443,009
American Financial Group, Inc.	4,145	566,539
American International Group, Inc.	145,390	12,438,115
Aon plc, Class A	18,214	6,427,356
Arch Capital Group Ltd.*	22,871	2,193,786
Arthur J Gallagher & Co.	14,929	3,863,476
Assurant, Inc.	3,177	765,180
Assured Guaranty Ltd.	2,871	258,017
Axis Capital Holdings Ltd.	4,754	509,106
Brighthouse Financial, Inc.*	3,582	232,078
Brown & Brown, Inc.	15,637	1,246,269
Chubb Ltd.	43,262	13,502,935
Cincinnati Financial Corp.	9,656	1,577,018
CNA Financial Corp.	1,327	63,351
Everest Group Ltd.	9,388	3,185,818
F&G Annuities & Life, Inc.	977	30,140
Fidelity National Financial, Inc.	16,295	889,544
First American Financial Corp.	6,098	374,661
Globe Life, Inc.	5,197	726,852
Hanover Insurance Group, Inc. (The)	2,245	410,319

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Hartford Insurance Group, Inc. (The)	26,000	$3,582,800
Kemper Corp.	3,832	155,349
Lincoln National Corp.	10,674	475,313
Loews Corp.	10,710	1,127,870
Markel Group, Inc.*	622	1,337,082
Marsh & McLennan Cos., Inc.	61,858	11,475,896
MetLife, Inc.	51,382	4,056,095
Old Republic International Corp.	14,325	653,793
Primerica, Inc.	2,067	534,030
Principal Financial Group, Inc.	13,921	1,227,971
Progressive Corp. (The)	87,070	19,827,580
Prudential Financial, Inc.	22,230	2,509,322
Reinsurance Group of America, Inc.	4,134	841,104
RenaissanceRe Holdings Ltd.	2,897	814,521
RLI Corp.	4,854	310,559
Travelers Cos., Inc. (The)	37,064	10,750,784
Unum Group	17,302	1,340,905
W.R. Berkley Corp.	18,189	1,275,413
White Mountains Insurance Group Ltd.	156	324,173
Willis Towers Watson plc	11,040	3,627,744

		122,318,968

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT) (x)	65,193	698,869
Annaly Capital Management, Inc. (REIT)	40,273	900,504
Rithm Capital Corp. (REIT)	33,163	361,477
Starwood Property Trust, Inc. (REIT)	21,671	390,295

		2,351,145

Total Financials		661,905,446

Health Care (10.1%)
Biotechnology (1.2%)
AbbVie, Inc.	39,182	8,952,695
Amgen, Inc.	36,091	11,812,945
Biogen, Inc.*	9,157	1,611,540
BioMarin Pharmaceutical, Inc.*	11,917	708,227
Caris Life Sciences, Inc.*	706	19,048
Exact Sciences Corp.*	11,032	1,120,410
Exelixis, Inc.*	3,156	138,328
Gilead Sciences, Inc.	78,149	9,592,008
Incyte Corp.*	7,352	726,157
Insmed, Inc.*	732	127,397
Ionis Pharmaceuticals, Inc.*	689	54,507
Moderna, Inc.*	23,558	694,725
Neurocrine Biosciences, Inc.*	877	124,385
Regeneron Pharmaceuticals, Inc.	6,538	5,046,486
Revolution Medicines, Inc.*	10,864	865,318
Roivant Sciences Ltd.*	24,438	530,305
Sarepta Therapeutics, Inc.*	976	21,004
United Therapeutics Corp.*	2,785	1,356,991
Viking Therapeutics, Inc.*	6,291	221,317

		43,723,793

Health Care Equipment & Supplies (2.1%)
Abbott Laboratories	148,745	18,636,261
Alcon AG	78,217	6,164,282
Align Technology, Inc.*	4,296	670,820
Baxter International, Inc.	32,110	613,622
Becton Dickinson & Co.	17,931	3,479,869
Boston Scientific Corp.*	76,579	7,301,808
Cooper Cos., Inc. (The)*	12,486	1,023,353
Dentsply Sirona, Inc.	12,482	142,669
Edwards Lifesciences Corp.*	36,078	3,075,649
Envista Holdings Corp.*	10,524	228,476
GE HealthCare Technologies, Inc.	28,691	2,353,236
Globus Medical, Inc., Class A*	7,029	613,702
Hologic, Inc.*	13,983	1,041,594
Medline, Inc., Class A*	13,658	573,636
Medtronic plc	174,088	16,722,893
ResMed, Inc.	6,988	1,683,200
Solventum Corp.*	9,254	733,287
STERIS plc	6,154	1,560,162
Stryker Corp.	16,028	5,633,361
Teleflex, Inc.	2,768	337,807
Zimmer Biomet Holdings, Inc.	14,532	1,306,717

		73,896,404

Health Care Providers & Services (2.6%)
Acadia Healthcare Co., Inc.*	5,703	80,926
Cardinal Health, Inc.	13,954	2,867,547
Centene Corp.*	51,520	2,120,048
Chemed Corp.	820	350,845
Cigna Group (The)	56,335	15,505,082
CVS Health Corp.	90,234	7,160,970
Elevance Health, Inc.	24,186	8,478,402
Encompass Health Corp.	32,088	3,405,820
HCA Healthcare, Inc.	12,668	5,914,183
Henry Schein, Inc.*	6,763	511,148
Humana, Inc.	18,788	4,812,170
Labcorp Holdings, Inc.	17,627	4,422,262
McKesson Corp.	15,358	12,598,014
Molina Healthcare, Inc.*	1,517	263,260
Quest Diagnostics, Inc.	6,988	1,212,628
Tenet Healthcare Corp.*	5,460	1,085,011
UnitedHealth Group, Inc.	68,489	22,608,904
Universal Health Services, Inc., Class B	3,406	742,576

		94,139,796

Health Care Technology (0.0%)†
Certara, Inc.*	7,599	66,947
Veeva Systems, Inc., Class A*	1,887	421,235

		488,182

Life Sciences Tools & Services (1.4%)
Agilent Technologies, Inc.	17,862	2,430,482
Avantor, Inc.*	41,411	474,570
Bio-Rad Laboratories, Inc., Class A*	1,173	355,407
Bio-Techne Corp.	9,830	578,102
Bruker Corp.	6,475	305,037
Charles River Laboratories International, Inc.*	3,058	610,010
Danaher Corp.	71,378	16,339,852
ICON plc*	12,469	2,272,101
Illumina, Inc.*	9,916	1,300,583
IQVIA Holdings, Inc.*	16,253	3,663,589
Mettler-Toledo International, Inc.*	1,304	1,818,024
QIAGEN NV	13,359	600,754
Repligen Corp.*	2,892	473,883
Revvity, Inc. (x)	7,388	714,789

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Sotera Health Co.*	11,568	$204,060
Thermo Fisher Scientific, Inc.	28,850	16,717,133
Waters Corp.*	1,781	676,477
West Pharmaceutical Services, Inc.	4,487	1,234,553

		50,769,406

Pharmaceuticals (2.8%)
Bristol-Myers Squibb Co.	136,280	7,350,943
Elanco Animal Health, Inc. (x)*	30,847	698,068
Eli Lilly & Co.	3,292	3,537,847
Jazz Pharmaceuticals plc*	3,651	620,670
Johnson & Johnson	197,317	40,834,753
Merck & Co., Inc.	272,138	28,645,246
Organon & Co.	16,278	116,713
Perrigo Co. plc	8,538	118,849
Pfizer, Inc.#	509,704	12,691,630
Royalty Pharma plc, Class A	44,524	1,720,407
Viatris, Inc.	73,579	916,058
Zoetis, Inc.	5,658	711,890

		97,963,074

Total Health Care		360,980,655

Industrials (10.3%)
Aerospace & Defense (2.8%)
ATI, Inc.*	8,767	1,006,101
Boeing Co. (The)*	80,665	17,513,985
BWX Technologies, Inc.	4,712	814,422
Carpenter Technology Corp.	2,483	781,748
Curtiss-Wright Corp.	2,356	1,298,792
General Dynamics Corp.	65,780	22,145,495
Hexcel Corp.	29,984	2,215,818
Huntington Ingalls Industries, Inc.	2,445	831,471
L3Harris Technologies, Inc.	11,707	3,436,824
Leonardo DRS, Inc.	2,876	98,043
Loar Holdings, Inc.*	256	17,408
Lockheed Martin Corp.	9,447	4,569,230
Northrop Grumman Corp.	16,278	9,281,878
RTX Corp.	162,816	29,860,454
StandardAero, Inc.*	8,095	232,165
Textron, Inc.	11,134	970,551
TransDigm Group, Inc.	2,859	3,802,041
Woodward, Inc.	3,716	1,123,421

		99,999,847

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	17,128	2,753,497
Expeditors International of Washington, Inc.	8,593	1,280,443
FedEx Corp.	13,435	3,880,834
GXO Logistics, Inc.*	7,034	370,270
United Parcel Service, Inc., Class B	46,010	4,563,732

		12,848,776

Building Products (0.4%)
A.O. Smith Corp.	7,122	476,319
Advanced Drainage Systems, Inc.	4,428	641,307
Allegion plc	5,394	858,833
Armstrong World Industries, Inc.	1,904	363,854
Builders FirstSource, Inc.*	6,801	699,755
Carlisle Cos., Inc.	2,372	758,708
Carrier Global Corp.	49,731	2,627,786
Fortune Brands Innovations, Inc.	7,582	379,252
Hayward Holdings, Inc.*	12,439	192,183
Johnson Controls International plc	41,384	4,955,734
Masco Corp.	13,226	839,322
Owens Corning	5,321	595,473
Simpson Manufacturing Co., Inc.	2,410	389,143
Trane Technologies plc	2,441	950,037
Trex Co., Inc.*	6,688	234,615

		14,962,321

Commercial Services & Supplies (0.2%)
Clean Harbors, Inc.*	3,175	744,474
Copart, Inc.*	3,801	148,809
MSA Safety, Inc.	2,318	371,205
RB Global, Inc.	10,912	1,122,517
Republic Services, Inc.	12,698	2,691,087
Tetra Tech, Inc.	13,400	449,436
Veralto Corp.	9,014	899,417

		6,426,945

Construction & Engineering (0.1%)
AECOM	8,295	790,762
API Group Corp.*	23,094	883,576
EMCOR Group, Inc.	1,815	1,110,399
Everus Construction Group, Inc.*	3,188	272,765
MasTec, Inc.*	3,078	669,065
Quanta Services, Inc.	2,080	877,885
Valmont Industries, Inc.	1,244	500,486
WillScot Holdings Corp.	8,313	156,534

		5,261,472

Electrical Equipment (0.9%)
Acuity, Inc.	1,935	696,677
AMETEK, Inc.	14,441	2,964,882
Eaton Corp. plc	45,305	14,430,096
Emerson Electric Co.	35,331	4,689,130
GE Vernova, Inc.	2,779	1,816,271
Generac Holdings, Inc.*	3,660	499,114
Hubbell, Inc., Class B	3,353	1,489,101
nVent Electric plc	10,210	1,041,114
Regal Rexnord Corp.	4,139	580,784
Rockwell Automation, Inc.	6,523	2,537,904
Sensata Technologies Holding plc	9,092	302,673
Vertiv Holdings Co., Class A	2,010	325,640

		31,373,386

Ground Transportation (1.0%)
ArcBest Corp.	3,525	261,520
Avis Budget Group, Inc. (x)*	695	89,182
Canadian National Railway Co.	10,539	1,041,780
CSX Corp.	117,670	4,265,538
JB Hunt Transport Services, Inc.	4,882	948,768
Knight-Swift Transportation Holdings, Inc., Class A	9,868	515,899
Landstar System, Inc.	2,173	312,260
Lyft, Inc., Class A*	20,949	405,782
Norfolk Southern Corp.	14,156	4,087,120
Old Dominion Freight Line, Inc.	11,024	1,728,563
Ryder System, Inc.	2,488	476,178
Saia, Inc.*	1,670	545,288
Schneider National, Inc., Class B	3,239	85,931
Uber Technologies, Inc.*	89,269	7,294,170
U-Haul Holding Co. (Nasdaq Stock Exchange)*	298	15,022

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
U-Haul Holding Co. (New York Stock Exchange)	3,925	$183,455
Union Pacific Corp.	59,425	13,746,191
XPO, Inc.*	5,706	775,503

		36,778,150

Industrial Conglomerates (0.5%)
3M Co.	28,050	4,490,805
Honeywell International, Inc.	60,861	11,873,372

		16,364,177

Machinery (3.0%)
AGCO Corp.	3,888	405,596
Allison Transmission Holdings, Inc.	4,379	428,704
Caterpillar, Inc.	29,462	16,877,896
CNH Industrial NV	218,536	2,014,902
Crane Co.	3,084	568,782
Cummins, Inc.	8,627	4,403,652
Deere & Co.	21,595	10,053,984
Donaldson Co., Inc.	7,278	645,267
Dover Corp.	8,500	1,659,540
Esab Corp.	3,568	398,617
Flowserve Corp.	8,166	566,557
Fortive Corp.	21,280	1,174,869
Gates Industrial Corp. plc*	15,894	341,244
Graco, Inc.	10,407	853,062
IDEX Corp.	4,738	843,080
Illinois Tool Works, Inc.	26,665	6,567,589
Ingersoll Rand, Inc.	25,298	2,004,108
ITT, Inc.	4,867	844,473
Lincoln Electric Holdings, Inc.	3,399	814,536
Middleby Corp. (The)*	3,160	469,797
Mueller Industries, Inc.	6,797	780,296
Nordson Corp.	3,378	812,172
Oshkosh Corp.	47,614	5,981,747
Otis Worldwide Corp.	35,579	3,107,826
PACCAR, Inc.	81,872	8,965,803
Parker-Hannifin Corp.	31,059	27,299,619
Pentair plc	16,170	1,683,944
RBC Bearings, Inc.*	1,549	694,618
Snap-on, Inc.	3,212	1,106,855
Stanley Black & Decker, Inc.	9,688	719,625
Timken Co. (The)	3,920	329,790
Toro Co. (The)	6,179	486,411
Westinghouse Air Brake Technologies Corp.#	10,629	2,268,760
Xylem, Inc.	15,253	2,077,153

		108,250,874

Marine Transportation (0.0%)†
Kirby Corp.*	3,499	385,520

Passenger Airlines (0.2%)
Alaska Air Group, Inc.*	5,955	299,536
American Airlines Group, Inc.*	38,302	587,170
Delta Air Lines, Inc.	40,881	2,837,141
Southwest Airlines Co.	26,425	1,092,145
United Airlines Holdings, Inc.*	20,402	2,281,352

		7,097,344

Professional Services (0.5%)
Amentum Holdings, Inc.*	9,980	289,420
Automatic Data Processing, Inc.	1,861	478,705
Broadridge Financial Solutions, Inc.	668	149,078
CACI International, Inc., Class A*	1,361	725,154
Clarivate plc*	21,837	72,936
Concentrix Corp.	2,804	116,590
Dayforce, Inc.*	8,778	607,086
Equifax, Inc.	24,025	5,212,945
FTI Consulting, Inc.*	1,978	337,902
Genpact Ltd.	10,088	471,917
Jacobs Solutions, Inc.	13,711	1,816,159
KBR, Inc.	7,446	299,329
Leidos Holdings, Inc.	11,801	2,128,900
ManpowerGroup, Inc.	2,887	85,831
Parsons Corp.*	3,307	204,373
Paychex, Inc.	13,897	1,558,965
Paycom Software, Inc.	1,459	232,506
Paylocity Holding Corp.*	231	35,227
Robert Half, Inc.	6,198	168,338
Science Applications International Corp.	2,946	296,544
SS&C Technologies Holdings, Inc.	13,256	1,158,840
TransUnion	12,218	1,047,693
Verisk Analytics, Inc.	3,508	784,705

		18,279,143

Trading Companies & Distributors (0.3%)
Air Lease Corp., Class A	6,528	419,294
Applied Industrial Technologies, Inc.	2,388	613,167
Core & Main, Inc., Class A*	4,992	259,434
Fastenal Co.	12,859	516,032
Ferguson Enterprises, Inc.	11,426	2,543,770
MSC Industrial Direct Co., Inc., Class A	2,755	231,696
QXO, Inc. (x)*	38,293	738,672
SiteOne Landscape Supply, Inc.*	1,879	234,048
United Rentals, Inc.	4,023	3,255,894
W.W. Grainger, Inc.	2,187	2,206,792
Watsco, Inc.	2,181	734,888
WESCO International, Inc.	3,003	734,654

		12,488,341

Total Industrials		370,516,296

Information Technology (11.6%)
Communications Equipment (0.7%)
Ciena Corp.*	8,842	2,067,879
Cisco Systems, Inc.#	249,505	19,219,370
F5, Inc.*	3,610	921,489
Lumentum Holdings, Inc.*	3,983	1,468,094
Motorola Solutions, Inc.	6,045	2,317,169

		25,994,001

Electronic Equipment, Instruments & Components (0.7%)
Arrow Electronics, Inc.*	8,336	918,460
Avnet, Inc.	5,221	251,026
CDW Corp.	7,651	1,042,066
Cognex Corp.	10,517	378,402
Coherent Corp.*	9,616	1,774,825
Corning, Inc.	48,941	4,285,274
Crane NXT Co.	3,069	144,458
Flex Ltd.*	23,408	1,414,311

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Ingram Micro Holding Corp. (x)	1,286	$27,443
IPG Photonics Corp.*	1,566	112,126
Jabil, Inc.	2,298	523,990
Keysight Technologies, Inc.*	10,786	2,191,607
Littelfuse, Inc.	1,539	389,244
Ralliant Corp.	7,093	361,105
TD SYNNEX Corp.	4,846	728,015
Teledyne Technologies, Inc.*	17,248	8,809,071
Trimble, Inc.*	14,934	1,170,079
Vontier Corp.	9,167	340,829
Zebra Technologies Corp., Class A*	3,186	773,624

		25,635,955

IT Services (1.3%)
Accenture plc, Class A	63,860	17,133,638
Akamai Technologies, Inc.*	8,994	784,726
Amdocs Ltd.	6,920	557,129
Cognizant Technology Solutions Corp., Class A	30,948	2,568,684
DXC Technology Co.*	11,246	164,754
EPAM Systems, Inc.*	3,433	703,353
Globant SA*	2,443	159,699
GoDaddy, Inc., Class A*	4,949	614,072
International Business Machines Corp.	58,324	17,276,152
Kyndryl Holdings, Inc.*	13,558	360,100
MongoDB, Inc.*	4,472	1,876,854
Okta, Inc.*	6,259	541,216
Twilio, Inc., Class A*	7,350	1,045,464
VeriSign, Inc.	9,947	2,416,624

		46,202,465

Semiconductors & Semiconductor Equipment (5.1%)
Advanced Micro Devices, Inc.*	41,900	8,973,304
Allegro MicroSystems, Inc.*	7,689	202,836
Amkor Technology, Inc.	7,159	282,637
Analog Devices, Inc.	58,986	15,997,003
Applied Materials, Inc.	47,699	12,258,166
Broadcom, Inc.	27,120	9,386,232
Cirrus Logic, Inc.*	3,203	379,556
Entegris, Inc.	7,865	662,626
First Solar, Inc.*	6,363	1,662,206
GLOBALFOUNDRIES, Inc.*	6,440	224,885
Intel Corp.*	289,333	10,676,388
KLA Corp.	5,986	7,273,469
Lam Research Corp.	29,722	5,087,812
Lattice Semiconductor Corp.*	1,272	93,594
MACOM Technology Solutions Holdings, Inc.*	2,982	510,757
Marvell Technology, Inc.	50,407	4,283,587
Microchip Technology, Inc.	138,277	8,811,010
Micron Technology, Inc.	73,050	20,849,201
MKS, Inc.	4,211	672,918
NVIDIA Corp.	155,402	28,982,473
NXP Semiconductors NV	40,879	8,873,196
ON Semiconductor Corp.*	26,426	1,430,968
Onto Innovation, Inc.*	2,370	374,128
Qnity Electronics, Inc.	13,119	1,071,166
Qorvo, Inc.*	5,317	449,340
QUALCOMM, Inc.	114,285	19,548,449
Skyworks Solutions, Inc.	9,392	595,547
Teradyne, Inc.	10,081	1,951,278
Texas Instruments, Inc.	58,620	10,169,984
Universal Display Corp.	2,753	321,495

		182,056,211

Software (2.6%)
Adobe, Inc.*	21,315	7,460,037
Aurora Innovation, Inc., Class A*	65,635	252,038
BILL Holdings, Inc.*	5,839	318,459
CCC Intelligent Solutions Holdings, Inc.*	36,684	291,638
Circle Internet Group, Inc., Class A*	2,499	198,171
Docusign, Inc.*	3,077	210,467
Dolby Laboratories, Inc., Class A	3,790	243,394
Dropbox, Inc., Class A*	8,552	237,746
Fair Isaac Corp.*	258	436,180
Fortinet, Inc.*	6,390	507,430
Gen Digital, Inc.	140,891	3,830,826
Microsoft Corp.	78,227	37,832,142
nCino, Inc.*	5,744	147,276
Nutanix, Inc., Class A*	12,056	623,175
Oracle Corp.	24,994	4,871,580
Palantir Technologies, Inc., Class A*	6,893	1,225,231
Pegasystems, Inc.	3,643	217,560
PTC, Inc.*	6,611	1,151,702
Roper Technologies, Inc.	6,730	2,995,725
Rubrik, Inc., Class A*	2,937	224,622
SailPoint, Inc.*	3,769	76,247
Salesforce, Inc.	63,209	16,744,696
SentinelOne, Inc., Class A*	5,083	76,245
Strategy, Inc.*	15,633	2,375,434
Synopsys, Inc.*	19,445	9,133,705
Teradata Corp.*	4,608	140,267
Tyler Technologies, Inc.*	460	208,817
UiPath, Inc., Class A*	25,215	413,274
Unity Software, Inc.*	18,695	825,758
Zoom Communications, Inc., Class A*	16,470	1,421,196
Zscaler, Inc.*	1,967	442,418

		95,133,456

Technology Hardware, Storage & Peripherals (1.2%)
Apple, Inc.	93,500	25,418,910
Dell Technologies, Inc., Class C	16,338	2,056,627
Hewlett Packard Enterprise Co.	82,196	1,974,348
HP, Inc.	59,122	1,317,238
NetApp, Inc.	7,579	811,635
Pure Storage, Inc., Class A*	2,778	186,154
Sandisk Corp.*	15,595	3,701,941
Super Micro Computer, Inc.*	17,431	510,205
Western Digital Corp.	36,047	6,209,817

		42,186,875

Total Information Technology		417,208,963

Materials (3.7%)
Chemicals (2.0%)
Air Products and Chemicals, Inc.	38,383	9,481,369
Albemarle Corp.	7,366	1,041,847
Ashland, Inc.	2,841	166,682
Axalta Coating Systems Ltd.*	13,677	441,904
Celanese Corp.	6,994	295,706
CF Industries Holdings, Inc.	10,105	781,521

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Corteva, Inc.	243,115	$16,295,998
Dow, Inc.	44,354	1,036,997
DuPont de Nemours, Inc.	26,239	1,054,808
Eastman Chemical Co.	7,194	459,193
Ecolab, Inc.	44,892	11,785,048
Element Solutions, Inc.	14,115	352,734
FMC Corp.	7,777	107,867
Huntsman Corp.	10,301	103,010
International Flavors & Fragrances, Inc.	16,059	1,082,216
Linde plc	29,437	12,551,642
LyondellBasell Industries NV, Class A	16,057	695,268
Mosaic Co. (The)	19,778	476,452
NewMarket Corp.	371	254,973
Olin Corp.	7,197	149,914
PPG Industries, Inc.	14,246	1,459,645
RPM International, Inc.	72,117	7,500,168
Scotts Miracle-Gro Co. (The)	2,736	159,646
Sherwin-Williams Co. (The)	5,515	1,787,025
Solstice Advanced Materials, Inc.*	9,966	484,148
Westlake Corp.	2,094	154,830

		70,160,611

Construction Materials (0.7%)
CRH plc	67,182	8,384,314
Eagle Materials, Inc.	6,284	1,298,777
James Hardie Industries plc (ADR)*	3,321	68,911
Martin Marietta Materials, Inc.	20,475	12,748,963
Vulcan Materials Co.	8,287	2,363,618

		24,864,583

Containers & Packaging (0.2%)
Amcor plc	144,473	1,204,905
AptarGroup, Inc.	4,100	500,036
Avery Dennison Corp.	4,876	886,847
Ball Corp.	17,392	921,254
Crown Holdings, Inc.	7,255	747,047
Graphic Packaging Holding Co.	18,326	275,990
International Paper Co.	32,854	1,294,119
Packaging Corp. of America	5,536	1,141,689
Sealed Air Corp.	9,141	378,712
Silgan Holdings, Inc.	5,538	223,569
Smurfit WestRock plc	32,657	1,262,846
Sonoco Products Co.	6,171	269,303

		9,106,317

Metals & Mining (0.8%)
Alcoa Corp.	16,197	860,709
Anglogold Ashanti plc	27,744	2,366,008
Cleveland-Cliffs, Inc.*	35,126	466,473
Freeport-McMoRan, Inc.	89,658	4,553,730
MP Materials Corp. (x)*	8,188	413,658
Newmont Corp.	95,559	9,541,566
Nucor Corp.	16,087	2,623,951
Reliance, Inc.	12,060	3,483,772
Royal Gold, Inc.	5,137	1,141,904
Southern Copper Corp.	5,218	748,626
Steel Dynamics, Inc.	7,960	1,348,822

		27,549,219

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	3,949	318,921

Total Materials		131,999,651

Real Estate (2.6%)
Diversified REITs (0.0%)†
WP Carey, Inc. (REIT)	13,586	874,395

Health Care REITs (0.4%)
Alexandria Real Estate Equities, Inc. (REIT)	10,751	526,154
American Healthcare REIT, Inc. (REIT)	13,923	655,216
Healthcare Realty Trust, Inc. (REIT), Class A	20,568	348,628
Healthpeak Properties, Inc. (REIT)	43,450	698,676
Medical Properties Trust, Inc. (REIT) (x)	31,270	156,350
Omega Healthcare Investors, Inc. (REIT)	18,000	798,120
Ventas, Inc. (REIT)	28,397	2,197,360
Welltower, Inc. (REIT)	41,949	7,786,154

		13,166,658

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. (REIT)	42,984	762,106
Park Hotels & Resorts, Inc. (REIT) (x)	12,309	128,752
Ryman Hospitality Properties, Inc. (REIT)	14,889	1,408,797

		2,299,655

Industrial REITs (0.4%)
Americold Realty Trust, Inc. (REIT) (x)	17,870	229,808
EastGroup Properties, Inc. (REIT)	3,319	591,247
First Industrial Realty Trust, Inc. (REIT)	8,022	459,420
Lineage, Inc. (REIT)	4,427	154,945
Prologis, Inc. (REIT)	108,412	13,839,876
Rexford Industrial Realty, Inc. (REIT)	14,855	575,185
STAG Industrial, Inc. (REIT)	11,701	430,129

		16,280,610

Office REITs (0.0%)†
BXP, Inc. (REIT)	9,928	669,942
COPT Defense Properties (REIT)	15,188	422,226
Cousins Properties, Inc. (REIT)	10,459	269,633
Highwoods Properties, Inc. (REIT)	6,645	171,574
Kilroy Realty Corp. (REIT) (x)	7,352	274,744
Vornado Realty Trust (REIT)	11,055	367,910

		2,176,029

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	16,591	2,667,667
CoStar Group, Inc.*	22,932	1,541,948
Howard Hughes Holdings, Inc.*	1,939	154,674
Jones Lang LaSalle, Inc.*	2,161	727,112
Zillow Group, Inc., Class A*	3,127	213,355
Zillow Group, Inc., Class C*	10,193	695,366

		6,000,122

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Residential REITs (0.4%)
American Homes 4 Rent (REIT), Class A	21,416	$687,454
AvalonBay Communities, Inc. (REIT)	8,914	1,616,197
Camden Property Trust (REIT)	6,737	741,609
Equity LifeStyle Properties, Inc. (REIT)	86,453	5,239,916
Equity Residential (REIT)	23,741	1,496,633
Essex Property Trust, Inc. (REIT)	3,995	1,045,411
Invitation Homes, Inc. (REIT)	38,353	1,065,830
Mid-America Apartment Communities, Inc. (REIT)	7,293	1,013,071
Sun Communities, Inc. (REIT)	6,403	793,396
UDR, Inc. (REIT)	19,575	718,011

		14,417,528

Retail REITs (0.3%)
Agree Realty Corp. (REIT)	6,785	488,723
Brixmor Property Group, Inc. (REIT)	19,083	500,356
Federal Realty Investment Trust (REIT)	5,332	537,466
Kimco Realty Corp. (REIT)	41,886	849,029
NNN REIT, Inc. (REIT)	11,720	464,464
Realty Income Corp. (REIT)	56,694	3,195,841
Regency Centers Corp. (REIT)	11,323	781,627
Simon Property Group, Inc. (REIT)	15,802	2,925,108

		9,742,614

Specialized REITs (0.8%)
Crown Castle, Inc. (REIT)	27,197	2,416,997
CubeSmart (REIT)	14,189	511,514
Digital Realty Trust, Inc. (REIT)	33,049	5,113,011
EPR Properties (REIT)	4,677	233,382
Equinix, Inc. (REIT)	6,126	4,693,496
Extra Space Storage, Inc. (REIT)	31,921	4,156,753
Fermi, Inc. (REIT) (x)*	2,231	17,848
Gaming and Leisure Properties, Inc. (REIT)	17,019	760,579
Iron Mountain, Inc. (REIT)	18,390	1,525,451
Millrose Properties, Inc. (REIT)	9,594	286,573
National Storage Affiliates Trust (REIT)	4,413	124,491
Public Storage (REIT)	12,056	3,128,532
Rayonier, Inc. (REIT)	10,602	229,533
SBA Communications Corp. (REIT)	6,731	1,301,977
VICI Properties, Inc. (REIT), Class A	66,201	1,861,572
Weyerhaeuser Co. (REIT)	45,431	1,076,260

		27,437,969

Total Real Estate		92,395,580

Utilities (4.0%)
Electric Utilities (2.5%)
Alliant Energy Corp.	16,100	1,046,661
American Electric Power Co., Inc.	74,234	8,559,922
Constellation Energy Corp.	19,634	6,936,103
Duke Energy Corp.	105,837	12,405,155
Edison International	23,891	1,433,938
Entergy Corp.	27,990	2,587,116
Evergy, Inc.	14,428	1,045,886
Eversource Energy	23,030	1,550,610
Exelon Corp.	120,854	5,268,026
FirstEnergy Corp.	34,397	1,539,954
IDACORP, Inc.	3,379	427,646
NextEra Energy, Inc.	129,271	10,377,876
NRG Energy, Inc.	6,928	1,103,215
OGE Energy Corp.	12,592	537,678
PG&E Corp.	391,071	6,284,511
Pinnacle West Capital Corp.	7,467	662,323
PPL Corp.	46,394	1,624,718
Southern Co. (The)	125,221	10,919,271
Xcel Energy, Inc.	197,941	14,619,922

		88,930,531

Gas Utilities (0.3%)
Atmos Energy Corp.	61,738	10,349,141
MDU Resources Group, Inc.	12,710	248,099
National Fuel Gas Co.	5,621	450,017
UGI Corp.	13,478	504,482

		11,551,739

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	44,501	638,144
Brookfield Renewable Corp.	8,465	324,548
Clearway Energy, Inc., Class A	2,171	68,213
Clearway Energy, Inc., Class C	5,099	169,593
Talen Energy Corp.*	2,843	1,065,670
Vistra Corp.	9,460	1,526,182

		3,792,350

Multi-Utilities (0.8%)
Ameren Corp.	40,040	3,998,394
CenterPoint Energy, Inc.	40,844	1,565,959
CMS Energy Corp.	18,647	1,303,985
Consolidated Edison, Inc.	22,595	2,244,135
Dominion Energy, Inc.	157,222	9,211,637
DTE Energy Co.	12,988	1,675,192
NiSource, Inc.	29,495	1,231,711
Public Service Enterprise Group, Inc.	31,302	2,513,551
Sempra	40,919	3,612,739
WEC Energy Group, Inc.	20,021	2,111,415

		29,468,718

Water Utilities (0.3%)
American Water Works Co., Inc.	64,346	8,397,153
Essential Utilities, Inc.	17,579	674,330

		9,071,483

Total Utilities		142,814,821

Total Common Stocks (82.1%) (Cost $1,673,386,036)		2,946,897,577

EXCHANGE TRADED FUNDS (ETF):
Equity (9.1%)
iShares Core S&P 500 ETF	794	543,842
iShares Morningstar Growth ETF	10,600	1,102,824
iShares Morningstar U.S. Equity ETF (x)	5,416	511,162
iShares Morningstar Value ETF (x)‡	573,910	54,154,148
iShares Russell 1000 ETF	1,631	609,081
iShares Russell 1000 Value ETF (x)	225,288	47,387,078
State Street SPDR Portfolio S&P 500 Growth ETF	9,200	981,640

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
State Street SPDR Portfolio S&P 500 Value ETF (x)	1,415,400	$80,408,874
Vanguard Growth ETF	2,090	1,019,627
Vanguard Large-Cap ETF	1,464	460,867
Vanguard Russell 1000 Growth ETF	7,600	925,300
Vanguard Russell 1000 Value ETF (x)	723,000	66,732,900
Vanguard Value ETF	376,501	71,907,926

Total Exchange Traded Funds (9.1%) (Cost $182,750,852)		326,745,269

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Mirati Therapeutics, Inc., CVR (r)* (Cost $2,342)	4,461	1,673

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (3.3%)
Allspring Government Money Market Fund, Select Shares 3.72% (7 day yield) (xx)	1,000,000	1,000,000
BlackRock Liquidity FedFund, Institutional Shares 3.65% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.65% (7 day yield) (xx)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund 3.67% (7 day yield) (xx)	10,000,000	10,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	28,346,261	28,346,261
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	62,893,776	62,918,933
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.69% (7 day yield) (xx)	5,000,000	5,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.70% (7 day yield) (xx)	10,000,000	10,000,000

Total Investment Companies		119,265,194

Total Short-Term Investments (3.3%) (Cost $119,259,110)		119,265,194

Total Investments in Securities (94.5%) (Cost $1,975,398,340)		3,392,909,713
Other Assets Less Liabilities (5.5%)		197,874,327

Net Assets (100%)		$3,590,784,040

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $54,954,400.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $56,953,375. This was collateralized by $2,723,760 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.750%, maturing 1/29/26 – 8/15/55 and by cash of $56,346,261 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Value ETF (x)	573,910	71,684,306	2,548,847	(30,204,568)	11,315,857	(1,190,294)	54,154,148	1,233,331	—

(x)	All or a portion of security is on loan at December 31, 2025.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	405	3/2026	USD	139,573,125	(1,511,909)
S&P Midcap 400 E-Mini Index	489	3/2026	USD	162,602,280	(4,760,139)

					(6,272,048)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$219,247,679	$—	$—	$219,247,679
Consumer Discretionary	208,477,872	—	—	208,477,872
Consumer Staples	186,332,881	5,612,740	—	191,945,621
Energy	149,404,993	—	—	149,404,993
Financials	661,905,446	—	—	661,905,446
Health Care	360,980,655	—	—	360,980,655
Industrials	370,516,296	—	—	370,516,296
Information Technology	417,208,963	—	—	417,208,963
Materials	131,999,651	—	—	131,999,651
Real Estate	92,395,580	—	—	92,395,580
Utilities	142,814,821	—	—	142,814,821
Exchange Traded Funds	326,745,269	—	—	326,745,269
Rights
Health Care	—	—	1,673	1,673
Short-Term Investments
Investment Companies	119,265,194	—	—	119,265,194

Total Assets	$3,387,295,300	$5,612,740	$1,673	$3,392,909,713

Liabilities:
Futures	$(6,272,048)	$—	$—	$(6,272,048)

Total Liabilities	$(6,272,048)	$—	$—	$(6,272,048)

Total	$3,381,023,252	$5,612,740	$1,673	$3,386,637,665

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(6,272,048	)*

Total		$(6,272,048)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(99,749,911)	$(99,749,911)

Total	$(99,749,911)	$(99,749,911)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$6,734,043	$6,734,043

Total	$6,734,043	$6,734,043

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$304,494,000
Average notional value of contracts — short	623,601,000

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$454,966,046
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,010,031,683

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,486,575,421
Aggregate gross unrealized depreciation	(114,815,143)

Net unrealized appreciation	$1,371,760,278

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,014,877,387

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $24,381,994)	$54,154,148
Unaffiliated Issuers (Cost $1,951,016,346)	3,338,755,565
Cash	255,863,257
Dividends, interest and other receivables	3,846,261
Receivable for securities sold	1,467,147
Receivable for Portfolio shares sold	168,221
Securities lending income receivable	14,182
Other assets	14,967

Total assets	3,654,283,748

LIABILITIES
Payable for return of collateral on securities loaned	56,346,261
Due to broker for futures variation margin	2,886,571
Investment management fees payable	1,400,905
Payable for Portfolio shares repurchased	1,200,227
Distribution fees payable – Class IB	700,890
Administrative fees payable	378,788
Payable for securities purchased	350,567
Trustees’ fees payable	7,153
Accrued expenses	228,346

Total liabilities	63,499,708

Commitments and contingent liabilities^
NET ASSETS	$3,590,784,040

Net assets were comprised of:
Paid in capital	$2,400,650,890
Total distributable earnings (loss)	1,190,133,150

Net assets	$3,590,784,040

Class IB
Net asset value, offering and redemption price per share, $3,296,731,749 / 181,175,141 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.20

Class K
Net asset value, offering and redemption price per share, $294,052,291 / 16,056,629 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.31

(x)	Includes value of securities on loan of $56,953,375.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends ($1,233,331 of dividend income received from affiliates) (net of $155,538 foreign withholding tax)	$67,708,305
Interest	10,342,089
Securities lending (net)	270,662

Total income	78,321,056

EXPENSES
Investment management fees	16,474,894
Distribution fees – Class IB	8,193,239
Administrative fees	4,490,659
Custodian fees	325,400
Professional fees	197,319
Printing and mailing expenses	185,659
Trustees’ fees	125,404
Miscellaneous	99,564

Total expenses	30,092,138

NET INVESTMENT INCOME (LOSS)	48,228,918

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($11,315,857 realized gain (loss) from affiliates)	340,957,435
Futures contracts	(99,749,911)
Foreign currency transactions	14,600

Net realized gain (loss)	241,222,124

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(1,190,294) of change in unrealized appreciation (depreciation) from affiliates)	66,520,972
Futures contracts	6,734,043
Foreign currency translations	6,944

Net change in unrealized appreciation (depreciation)	73,261,959

NET REALIZED AND UNREALIZED GAIN (LOSS)	314,484,083

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$362,713,001

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$48,228,918	$56,736,094
Net realized gain (loss)	241,222,124	360,753,846
Net change in unrealized appreciation (depreciation)	73,261,959	94,275,005

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	362,713,001	511,764,945

Distributions to shareholders:
Class IB	(311,903,572)	(368,819,761)
Class K	(29,515,365)	(37,708,321)

Total distributions to shareholders	(341,418,937)	(406,528,082)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 323,986 shares, respectively ]	—	6,050,293
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (56,529,624) shares, respectively ]	—	(1,084,074,747)
Capital shares repurchased [ 0 and (2,952,245) shares, respectively ]	—	(54,809,388)

Total Class IA transactions	—	(1,132,833,842)

Class IB
Capital shares sold [ 1,578,896 and 1,405,600 shares, respectively ]	29,176,541	27,040,381
Capital shares issued in connection with share class combination (Note 1) [ 0 and 56,745,763 shares, respectively ]	—	1,084,074,747
Capital shares issued in reinvestment of dividends and distributions [ 16,998,109 and 19,471,436 shares, respectively ]	311,903,572	368,819,761
Capital shares repurchased [ (24,377,367) and (23,096,799) shares, respectively ]	(453,373,229)	(447,564,755)

Total Class IB transactions	(112,293,116)	1,032,370,134

Class K
Capital shares sold [ 820,059 and 94,977 shares, respectively ]	14,029,392	1,834,977
Capital shares issued in reinvestment of dividends and distributions [ 1,598,066 and 1,979,504 shares, respectively ]	29,515,365	37,708,321
Capital shares repurchased [ (5,024,652) and (5,511,002) shares, respectively ]	(93,357,187)	(104,945,181)

Total Class K transactions	(49,812,430)	(65,401,883)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(162,105,546)	(165,865,591)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(140,811,482)	(60,628,728)
NET ASSETS:
Beginning of year	3,731,595,522	3,792,224,250

End of year	$3,590,784,040	$3,731,595,522

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025	2024	2023	2022	2021
Net asset value, beginning of year	$18.14	$17.72	$16.68	$19.89	$17.95

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24	0.28	0.26	0.21	0.18
Net realized and unrealized gain (loss)	1.68	2.29	2.05	(2.51)	4.22

Total from investment operations	1.92	2.57	2.31	(2.30)	4.40

Less distributions:
Dividends from net investment income	(0.26)	(0.31)	(0.29)	(0.23)	(0.20)
Distributions from net realized gains	(1.60)	(1.84)	(0.98)	(0.68)	(2.26)

Total dividends and distributions	(1.86)	(2.15)	(1.27)	(0.91)	(2.46)

Net asset value, end of year	$18.20	$18.14	$17.72	$16.68	$19.89

Total return	10.62%	14.14%	14.01%	(11.59)%	24.80%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,296,732	$3,391,201	$2,346,650	$2,334,134	$3,004,157
Ratio of expenses to average net assets (f)	0.86%	0.86%	0.86%	0.85%	0.84%
Ratio of net investment income (loss) to average net assets (f)	1.32%	1.45%	1.52%	1.19%	0.89%
Portfolio turnover rate^	14%	13%	13%	13%	25%

	Year Ended December 31,
Class K	2025	2024	2023	2022	2021
Net asset value, beginning of year	$18.24	$17.80	$16.76	$19.98	$18.01

Income (loss) from investment operations:
Net investment income (loss) (e)	0.29	0.33	0.31	0.26	0.23
Net realized and unrealized gain (loss)	1.69	2.31	2.05	(2.52)	4.25

Total from investment operations	1.98	2.64	2.36	(2.26)	4.48

Less distributions:
Dividends from net investment income	(0.31)	(0.36)	(0.34)	(0.28)	(0.25)
Distributions from net realized gains	(1.60)	(1.84)	(0.98)	(0.68)	(2.26)

Total dividends and distributions	(1.91)	(2.20)	(1.32)	(0.96)	(2.51)

Net asset value, end of year	$18.31	$18.24	$17.80	$16.76	$19.98

Total return	10.86%	14.45%	14.20%	(11.36)%	25.16%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$294,052	$340,395	$393,449	$398,741	$615,379
Ratio of expenses to average net assets (f)	0.61%	0.61%	0.61%	0.60%	0.59%
Ratio of net investment income (loss) to average net assets (f)	1.57%	1.70%	1.77%	1.42%	1.14%
Portfolio turnover rate^	14%	13%	13%	13%	25%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (11.0%)
Arcos Dorados Holdings, Inc., Class A	425,300	$3,121,702
Banco do Brasil SA	2,088,000	8,375,243
BB Seguridade Participacoes SA	1,395,500	9,246,883
Engie Brasil Energia SA	721,000	4,145,939
Motiva Infraestrutura de Mobilidade SA	1,851,010	5,100,643
Petroleo Brasileiro SA – Petrobras (ADR)	466,198	5,524,446
PRIO SA*	627,000	4,747,339
Rede D’Or Sao Luiz SA(m)	476,000	3,551,053
Suzano SA	407,700	3,827,942
Vale SA (ADR), Class B	583,168	7,598,679
Vibra Energia SA	1,779,422	8,218,837

		63,458,706

China (19.8%)
Alibaba Group Holding Ltd.	345,400	6,337,533
Anhui Conch Cement Co. Ltd., Class H	1,836,374	5,209,906
Bosideng International Holdings Ltd.	6,818,000	3,907,163
China Construction Bank Corp., Class H	13,040,574	12,885,247
China Medical System Holdings Ltd.	2,696,000	4,468,681
China Merchants Bank Co. Ltd., Class H	1,285,281	8,719,704
DaShenLin Pharmaceutical Group Co. Ltd., Class A	1,812,600	4,570,310
ENN Natural Gas Co. Ltd., Class A	1,965,010	5,837,540
Hengan International Group Co. Ltd.	1,180,469	4,231,833
Huayu Automotive Systems Co. Ltd., Class A	1,501,096	4,296,118
Lenovo Group Ltd.	4,452,000	5,297,072
Midea Group Co. Ltd., Class A	654,000	7,313,824
NetEase, Inc.	171,300	4,723,423
Ping An Insurance Group Co. of China Ltd., Class H	1,067,000	8,931,997
Sinopharm Group Co. Ltd., Class H	2,949,431	7,367,230
Tencent Holdings Ltd.	46,000	3,540,417
Tingyi Cayman Islands Holding Corp.	3,836,000	5,811,150
Want Want China Holdings Ltd.	7,105,000	4,235,959
Weichai Power Co. Ltd., Class H	2,683,906	6,500,524

		114,185,631

Egypt (0.9%)
Commercial International Bank – Egypt (CIB) (Registered) (GDR) (m)	2,472,847	5,291,893

France (0.7%)
Gaztransport Et Technigaz SA	21,376	3,933,960

Greece (2.5%)
National Bank of Greece SA	532,920	8,141,739
OPAP SA	285,963	6,418,817

		14,560,556

Hong Kong (0.8%)
ASMPT Ltd.	446,712	4,445,481

Hungary (2.5%)
MOL Hungarian Oil & Gas plc	593,106	5,332,032
OTP Bank Nyrt.	86,290	9,261,487

		14,593,519

India (7.0%)
Axis Bank Ltd.	301,327	4,255,752
Indus Towers Ltd.*	2,132,793	9,936,727
Infosys Ltd. (ADR) (x)	403,979	7,198,906
State Bank of India	345,529	3,775,933
Tata Consultancy Services Ltd.	238,011	8,490,387
UPL Ltd.	763,386	6,753,565

		40,411,270

Indonesia (4.8%)
Astra International Tbk. PT	15,259,396	6,131,212
Bank Mandiri Persero Tbk. PT	27,543,456	8,424,086
Telkom Indonesia Persero Tbk. PT (ADR) (x)*	414,849	8,732,571
United Tractors Tbk. PT	2,322,100	4,108,063

		27,395,932

Mexico (6.1%)
America Movil SAB de CV (ADR)	356,426	7,367,325
Grupo Aeroportuario del Pacifico SAB de CV (ADR)	33,520	8,836,878
Grupo Financiero Banorte SAB de CV, Class O	925,847	8,577,999
Grupo Mexico SAB de CV	143,405	1,355,409
Kimberly-Clark de Mexico SAB de CV, Class A	2,295,173	4,895,604
Ternium SA (ADR)	112,730	4,305,159

		35,338,374

Peru (0.9%)
Credicorp Ltd.	17,385	4,989,495

Philippines (0.9%)
International Container Terminal Services, Inc.	556,570	5,363,960

Poland (1.0%)
InPost SA (x)*	482,815	5,940,722

Russia (0.0%)
Mobile TeleSystems PJSC (ADR) (r)*	580,455	—
Sberbank of Russia PJSC (r)*	1,680,737	—

		—

South Africa (7.8%)
Bidvest Group Ltd.	487,365	6,989,391
Kumba Iron Ore Ltd. (x)	133,267	2,825,164
Life Healthcare Group Holdings Ltd.	5,092,814	3,502,847
Nedbank Group Ltd.	487,462	7,837,659
Sanlam Ltd.	1,243,209	7,393,940
Standard Bank Group Ltd.	516,778	9,062,339
Vodacom Group Ltd. (x)	853,573	7,283,720

		44,895,060

South Korea (11.5%)
Coway Co. Ltd.*	31,495	1,899,910
Hyundai Mobis Co. Ltd.	21,094	5,461,846
KB Financial Group, Inc.	110,165	9,536,341
Kia Corp.	82,880	7,007,590
KT Corp.	133,145	4,861,634
KT&G Corp.	40,710	4,015,752
Shinhan Financial Group Co. Ltd.	187,603	10,014,696
SK hynix, Inc.	51,422	23,238,153

		66,035,922

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Taiwan (15.0%)
ASE Technology Holding Co. Ltd.	1,956,000	$15,594,214
Globalwafers Co. Ltd.	408,000	5,271,972
MediaTek, Inc.	214,000	9,739,501
Novatek Microelectronics Corp.	344,000	4,094,652
Quanta Computer, Inc.	1,064,000	9,210,802
Taiwan Semiconductor Manufacturing Co. Ltd.	541,429	26,709,153
Wiwynn Corp.	75,000	10,705,590
Yageo Corp.	656,304	4,825,074

		86,150,958

Thailand (1.5%)
Kasikornbank PCL	890,967	5,500,495
PTT Exploration & Production PCL	877,700	3,134,145

		8,634,640

Turkiye (0.9%)
BIM Birlesik Magazalar A/S	405,301	5,066,026

United Kingdom (0.8%)
Unilever plc (x)	74,000	4,843,939

United States (1.2%)
SLB Ltd.	181,123	6,951,501

Total Common Stocks (97.6%) (Cost $434,203,420)		562,487,545

SHORT-TERM INVESTMENTS:
Investment Companies (2.8%)
BlackRock Liquidity FedFund, Institutional Shares 3.65% (7 day yield) (xx)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.65% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	6,836,165	6,836,165
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	3,011,551	3,012,756

Total Investment Companies		15,848,921

Total Short-Term Investments (2.8%) (Cost $15,848,921)		15,848,921

Total Investments in Securities (100.4%) (Cost $450,052,341)		578,336,466
Other Assets Less Liabilities (-0.4%)		(2,539,537)

Net Assets (100%)		$575,796,929

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025, the market value or fair value, as applicable, of these securities amounted to $8,842,946 or 1.5% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $22,545,822. This was collateralized by $10,569,676 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 1/15/26 – 8/15/55 and by cash of $12,836,165 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$16,244,827	$47,213,879	$—	$63,458,706
China	—	114,185,631	—	114,185,631
Egypt	—	5,291,893	—	5,291,893
France	—	3,933,960	—	3,933,960
Greece	—	14,560,556	—	14,560,556
Hong Kong	—	4,445,481	—	4,445,481
Hungary	—	14,593,519	—	14,593,519

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
India	$7,198,906	$33,212,364	$—		$40,411,270
Indonesia	8,732,571	18,663,361	—		27,395,932
Mexico	35,338,374	—	—		35,338,374
Peru	4,989,495	—	—		4,989,495
Philippines	—	5,363,960	—		5,363,960
Poland	—	5,940,722	—		5,940,722
Russia	—	—	—	(a)	—	(a)
South Africa	—	44,895,060	—		44,895,060
South Korea	—	66,035,922	—		66,035,922
Taiwan	—	86,150,958	—		86,150,958
Thailand	—	8,634,640	—		8,634,640
Turkiye	—	5,066,026	—		5,066,026
United Kingdom	—	4,843,939	—		4,843,939
United States	6,951,501	—	—		6,951,501
Short-Term Investments
Investment Companies	15,848,921	—	—		15,848,921

Total Assets	$95,304,595	$483,031,871	$—		$578,336,466

Total Liabilities	$—	$—	$—		$—

Total	$95,304,595	$483,031,871	$—		$578,336,466

(a)	Value is zero.

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$131,873,565
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$141,741,166

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$147,345,675
Aggregate gross unrealized depreciation	(28,212,087)

Net unrealized appreciation	$119,133,588

Federal income tax cost of investments in securities and derivative instruments, if applicable	$459,202,878

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $450,052,341)	$578,336,466
Cash	10,900,000
Dividends, interest and other receivables	1,449,022
Receivable for Portfolio shares sold	307,408
Securities lending income receivable	59,298
Receivable for securities sold	30,776
Other assets	2,530

Total assets	591,085,500

LIABILITIES
Payable for return of collateral on securities loaned	12,836,165
Accrued India taxes	1,252,190
Investment management fees payable	400,174
Payable for Portfolio shares repurchased	255,931
Payable for securities purchased	234,384
Distribution fees payable – Class IB	119,828
Administrative fees payable	43,041
Foreign currency overdraft payable	17,205
Accrued expenses	129,653

Total liabilities	15,288,571

Commitments and contingent liabilities^
NET ASSETS	$575,796,929

Net assets were comprised of:
Paid in capital	$445,853,381
Total distributable earnings (loss)	129,943,548

Net assets	$575,796,929

Class IB
Net asset value, offering and redemption price per share, $575,796,929 / 22,626,915 shares outstanding (unlimited amount authorized: $0.01 par value)	$25.45

(x)	Includes value of securities on loan of $22,545,822.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $2,209,108 foreign withholding tax)	$21,110,633
Interest	320,323
Securities lending (net)	277,940

Total income	21,708,896

EXPENSES
Investment management fees	4,863,992
Distribution fees – Class IB	1,215,993
Administrative fees	440,370
Custodian fees	434,300
Professional fees	105,501
Printing and mailing expenses	36,215
Trustees’ fees	15,528
Miscellaneous	21,474

Gross expenses	7,133,373
Less: Waiver from investment manager	(565,438)

Net expenses	6,567,935

NET INVESTMENT INCOME (LOSS)	15,140,961

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $60,707 on realized gain on investments)	31,583,277
Foreign currency transactions	(145,457)

Net realized gain (loss)	31,437,820

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $615,311 on unrealized appreciation on investments)	124,630,323
Foreign currency translations	33,448

Net change in unrealized appreciation (depreciation)	124,663,771

NET REALIZED AND UNREALIZED GAIN (LOSS)	156,101,591

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$171,242,552

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,140,961	$14,489,377
Net realized gain (loss)	31,437,820	17,222,481
Net change in unrealized appreciation (depreciation)	124,663,771	(1,256,428)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	171,242,552	30,455,430

Distributions to shareholders:
Class IB	(41,050,016)	(33,922,758)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,067,333 and 1,543,111 shares, respectively ]	48,825,120	31,937,162
Capital shares issued in reinvestment of dividends and distributions [ 1,636,011 and 1,693,897 shares, respectively ]	41,050,016	33,922,758
Capital shares repurchased [ (2,781,717) and (2,789,209) shares, respectively ]	(63,498,317)	(57,900,500)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	26,376,819	7,959,420

TOTAL INCREASE (DECREASE) IN NET ASSETS	156,569,355	4,492,092
NET ASSETS:
Beginning of year	419,227,574	414,735,482

End of year	$575,796,929	$419,227,574

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025		2024		2023		2022		2021
Net asset value, beginning of year	$19.31		$19.51		$16.68		$20.67		$21.23

Income (loss) from investment operations:
Net investment income (loss) (e)	0.71		0.70	(1)	0.69		0.85		0.63
Net realized and unrealized gain (loss)	7.38		0.78		2.90		(3.94)		0.60

Total from investment operations	8.09		1.48		3.59		(3.09)		1.23

Less distributions:
Dividends from net investment income	(0.95)		(0.82)		(0.74)		(0.76)		(0.61)
Distributions from net realized gains	(1.00)		(0.86)		(0.02)		(0.14)		(1.18)

Total dividends and distributions	(1.95)		(1.68)		(0.76)		(0.90)		(1.79)

Net asset value, end of year	$25.45		$19.31		$19.51		$16.68		$20.67

Total return	42.06%		7.33%		21.68%		(14.89)%		5.92%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$575,797		$419,228		$414,735		$359,867		$423,150
Ratio of expenses to average net assets:
After waivers (f)	1.35	%(j)	1.35	%(j)	1.35	%(j)	1.35	%(j)	1.35	%(j)
Before waivers (f)	1.47%		1.48%		1.48%		1.46%		1.47%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	3.11%		3.37	%(aa)	3.74%		4.69%		2.78%
Before waivers (f)	2.99%		3.23	%(aa)	3.61%		4.58%		2.66%
Portfolio turnover rate^	28%		23%		25%		20%		34%
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $0.62 for Class IB.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.35% for Class IB.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for the class would have been 0.35% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (43.5%)
Communication Services (6.0%)
Diversified Telecommunication Services (2.3%)
AT&T, Inc.
3.500%, 6/1/41	$15,543,000	$12,251,165
4.300%, 12/15/42	12,555,000	10,618,986
4.750%, 5/15/46	6,940,000	6,027,352
4.550%, 3/9/49	7,826,000	6,467,118
3.550%, 9/15/55 (x)	7,260,000	4,845,844
Telefonica Emisiones SA
5.213%, 3/8/47	4,800,000	4,232,704
4.895%, 3/6/48	640,000	539,063
Verizon Communications, Inc.
3.400%, 3/22/41	8,272,000	6,493,070
2.850%, 9/3/41	6,480,000	4,678,510
4.862%, 8/21/46	4,360,000	3,880,125
3.700%, 3/22/61	155,000	104,682

		60,138,619

Entertainment (0.0%)†
NBCUniversal Media LLC
6.400%, 4/30/40	242,000	263,401

Interactive Media & Services (0.1%)
Alphabet, Inc.
2.250%, 8/15/60	6,970,000	3,574,979

Media (2.4%)
Charter Communications Operating LLC
6.484%, 10/23/45	3,019,000	2,844,623
5.375%, 5/1/47	2,529,000	2,084,326
5.750%, 4/1/48	7,520,000	6,471,110
3.900%, 6/1/52	2,045,000	1,323,013
6.834%, 10/23/55	5,753,000	5,543,993
Comcast Corp.
3.250%, 11/1/39	6,253,000	4,892,673
3.750%, 4/1/40	210,000	173,119
3.969%, 11/1/47	2,640,000	1,977,900
4.049%, 11/1/52	225,000	164,941
5.650%, 6/1/54	4,600,000	4,317,209
2.937%, 11/1/56	8,190,000	4,617,861
2.987%, 11/1/63	289,000	156,479
Grupo Televisa SAB
6.625%, 1/15/40	2,970,000	2,587,464
5.000%, 5/13/45	400,000	266,000
Omnicom Group, Inc.
5.400%, 10/1/48§	8,109,000	7,487,032
Paramount Global
5.900%, 10/15/40 (x)	1,328,000	1,140,002
4.850%, 7/1/42	710,000	521,487
4.375%, 3/15/43	678,000	470,774
5.850%, 9/1/43	1,360,000	1,120,922
Time Warner Cable LLC
5.875%, 11/15/40	4,068,000	3,766,073
5.500%, 9/1/41	8,290,000	7,308,132
4.500%, 9/15/42	4,211,000	3,247,313

		62,482,446

Wireless Telecommunication Services (1.2%)
Rogers Communications, Inc.
5.450%, 10/1/43	7,294,000	6,870,960
5.000%, 3/15/44	7,440,000	6,641,769
T-Mobile USA, Inc.
4.500%, 4/15/50	8,235,000	6,804,276
5.500%, 1/15/55	5,730,000	5,429,892
3.600%, 11/15/60	7,100,000	4,720,704

		30,467,601

Total Communication Services		156,927,046

Consumer Discretionary (2.3%)
Automobile Components (0.2%)
Aptiv Swiss Holdings Ltd.
5.400%, 3/15/49	428,000	394,109
5.750%, 9/13/54	4,400,000	4,239,348

		4,633,457

Automobiles (0.4%)
General Motors Co.
5.200%, 4/1/45	5,143,000	4,636,392
5.950%, 4/1/49	6,660,000	6,465,213

		11,101,605

Broadline Retail (1.0%)
Alibaba Group Holding Ltd.
2.700%, 2/9/41	8,800,000	6,476,184
3.150%, 2/9/51	200,000	135,710
Amazon.com, Inc.
2.875%, 5/12/41	540,000	410,957
4.950%, 12/5/44 (x)	2,136,000	2,052,917
4.050%, 8/22/47	5,610,000	4,616,278
3.250%, 5/12/61	41,000	26,197
eBay, Inc.
4.000%, 7/15/42	4,984,000	4,124,606
3.650%, 5/10/51	6,826,000	4,991,791
JD.com, Inc.
4.125%, 1/14/50	2,400,000	1,960,800

		24,795,440

Hotels, Restaurants & Leisure (0.1%)
McDonald’s Corp.
4.450%, 3/1/47	2,590,000	2,222,060
3.625%, 9/1/49	67,000	49,351
Starbucks Corp.
4.500%, 11/15/48	251,000	209,831

		2,481,242

Household Durables (0.1%)
Sekisui House US, Inc.
6.000%, 1/15/43	2,605,000	2,434,399

Leisure Products (0.1%)
Hasbro, Inc.
5.100%, 5/15/44	3,780,000	3,375,516

Specialty Retail (0.4%)
Dick’s Sporting Goods, Inc.
4.100%, 1/15/52	1,100,000	806,747
Home Depot, Inc. (The)
5.950%, 4/1/41	79,000	84,587
4.250%, 4/1/46	1,522,000	1,290,630
Lowe’s Cos., Inc.
4.050%, 5/3/47	124,000	98,217
3.000%, 10/15/50	394,000	250,333

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
TJX Cos., Inc. (The)
4.500%, 4/15/50	$8,008,000	$6,933,535

		9,464,049

Textiles, Apparel & Luxury Goods (0.0%)†
NIKE, Inc.
3.875%, 11/1/45	1,462,000	1,178,156
3.375%, 3/27/50	150,000	107,469

		1,285,625

Total Consumer Discretionary		59,571,333

Consumer Staples (3.4%)
Beverages (0.7%)
Anheuser-Busch InBev Worldwide, Inc.
8.000%, 11/15/39	132,000	167,598
5.550%, 1/23/49	5,560,000	5,561,204
5.800%, 1/23/59	819,000	836,179
Coca-Cola Co. (The)
2.875%, 5/5/41	755,000	580,818
Diageo Capital plc
3.875%, 4/29/43	922,000	760,097
Molson Coors Beverage Co.
5.000%, 5/1/42	10,206,000	9,438,098
PepsiCo, Inc.
3.450%, 10/6/46	719,000	543,430

		17,887,424

Consumer Staples Distribution & Retail (0.4%)
Kroger Co. (The)
5.150%, 8/1/43	141,000	132,692
4.450%, 2/1/47	3,500,000	2,950,334
Sysco Corp.
6.600%, 4/1/50	2,690,000	2,962,313
Target Corp.
3.625%, 4/15/46	1,628,000	1,246,916
Walmart, Inc.
4.050%, 6/29/48	3,609,000	3,014,426

		10,306,681

Food Products (0.8%)
Archer-Daniels-Midland Co.
4.500%, 3/15/49	1,957,000	1,681,891
Conagra Brands, Inc.
5.400%, 11/1/48 (x)	10,853,000	9,731,993
General Mills, Inc.
5.400%, 6/15/40	147,000	147,596
4.700%, 4/17/48	390,000	339,143
JBS USA Holding Lux Sarl
4.375%, 2/2/52	961,000	745,059
6.500%, 12/1/52	2,330,000	2,399,182
Mead Johnson Nutrition Co.
4.600%, 6/1/44	755,000	669,383
Tyson Foods, Inc.
4.550%, 6/2/47	3,434,000	2,947,414
5.100%, 9/28/48	3,472,000	3,202,223

		21,863,884

Household Products (0.2%)
Colgate-Palmolive Co.
3.700%, 8/1/47	5,314,000	4,197,091

Personal Care Products (0.2%)
Kenvue, Inc.
5.100%, 3/22/43	5,370,000	5,130,102

Tobacco (1.1%)
Altria Group, Inc.
3.875%, 9/16/46	849,000	638,810
5.950%, 2/14/49	3,077,000	3,073,692
BAT Capital Corp.
7.079%, 8/2/43	7,240,000	8,130,377
4.540%, 8/15/47	3,549,000	2,946,776
4.758%, 9/6/49	6,550,000	5,544,121
7.081%, 8/2/53	5,472,000	6,230,611
Philip Morris International, Inc.
6.375%, 5/16/38	59,000	65,841
4.250%, 11/10/44	623,000	530,056
Reynolds American, Inc.
5.850%, 8/15/45	1,350,000	1,329,170

		28,489,454

Total Consumer Staples		87,874,636

Energy (3.6%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC
4.080%, 12/15/47	740,000	588,231
Halliburton Co.
5.000%, 11/15/45	540,000	482,210
NOV, Inc.
3.950%, 12/1/42	767,000	602,430

		1,672,871

Oil, Gas & Consumable Fuels (3.5%)
BP Capital Markets America, Inc.
3.060%, 6/17/41	1,600,000	1,221,586
2.939%, 6/4/51	8,235,000	5,243,563
Cenovus Energy, Inc.
5.400%, 6/15/47	284,000	261,206
Devon Energy Corp.
5.600%, 7/15/41	9,174,000	8,904,705
Diamondback Energy, Inc.
4.400%, 3/24/51 (x)	2,455,000	1,961,514
Enbridge Energy Partners LP
7.375%, 10/15/45	4,590,000	5,337,342
Enbridge, Inc.
4.500%, 6/10/44	185,000	157,156
Energy Transfer LP
6.050%, 6/1/41	2,270,000	2,302,423
6.500%, 2/1/42	7,690,000	8,103,992
5.000%, 5/15/44 (e)	69,000	59,827
6.125%, 12/15/45	4,377,000	4,308,069
5.300%, 4/15/47	538,000	478,003
5.400%, 10/1/47	982,000	880,796
6.000%, 6/15/48	180,000	174,306
Enterprise Products Operating LLC
5.550%, 2/16/55	5,650,000	5,476,812
EOG Resources, Inc.
4.950%, 4/15/50	2,348,000	2,098,500
Exxon Mobil Corp.
4.227%, 3/19/40	2,176,000	1,993,913
4.327%, 3/19/50	6,275,000	5,275,298

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Hess Corp.
5.800%, 4/1/47	$1,250,000	$1,284,359
Kinder Morgan, Inc.
3.250%, 8/1/50	957,000	634,906
Marathon Petroleum Corp.
6.500%, 3/1/41	4,468,000	4,744,492
4.750%, 9/15/44	1,055,000	901,096
5.000%, 9/15/54	2,494,000	2,092,401
MPLX LP
5.200%, 3/1/47	2,449,000	2,182,363
5.500%, 2/15/49	880,000	809,039
ONEOK Partners LP
6.125%, 2/1/41	86,000	88,539
ONEOK, Inc.
7.150%, 1/15/51	2,557,000	2,820,440
Ovintiv, Inc.
7.100%, 7/15/53	4,690,000	4,960,387
Phillips 66
5.875%, 5/1/42	1,742,000	1,760,281
Plains All American Pipeline LP
4.900%, 2/15/45	8,238,000	7,177,628
Shell Finance US, Inc.
4.000%, 5/10/46	820,000	663,160
3.250%, 4/6/50	5,890,000	4,078,513
TotalEnergies Capital International SA
3.127%, 5/29/50	2,850,000	1,898,780
Valero Energy Corp.
6.625%, 6/15/37	104,000	114,970
Williams Cos., Inc. (The)
5.100%, 9/15/45	1,435,000	1,320,354

		91,770,719

Total Energy		93,443,590

Financials (6.6%)
Banks (1.4%)
Bank of America Corp.
(CME Term SOFR 3 Month + 2.08%), 4.244%, 4/24/38 (k)	85,000	79,437
(SOFR + 1.58%), 3.311%, 4/22/42 (k)	8,700,000	6,866,603
(CME Term SOFR 3 Month + 1.78%), 4.330%, 3/15/50 (k)	152,000	127,819
Citigroup, Inc.
5.875%, 1/30/42	980,000	1,034,533
(CME Term SOFR 3 Month + 2.10%), 4.281%, 4/24/48 (k)	2,778,000	2,339,197
Cooperatieve Rabobank UA
5.250%, 5/24/41	396,000	398,308
JPMorgan Chase & Co.
(CME Term SOFR 3 Month + 1.62%), 3.882%, 7/24/38 (k)	159,000	142,765
5.400%, 1/6/42	163,000	165,908
(CME Term SOFR 3 Month + 1.46%), 3.157%, 4/22/42 (k)	8,690,000	6,742,939
5.625%, 8/16/43	7,704,000	7,930,836
Kreditanstalt fuer Wiederaufbau
(Zero Coupon), 4/18/36	48,000	30,980
(Zero Coupon), 6/29/37	135,000	82,618
Sumitomo Mitsui Financial Group, Inc.
2.296%, 1/12/41	1,600,000	1,121,705
2.930%, 9/17/41	212,000	156,197
6.184%, 7/13/43	7,050,000	7,584,599
Wells Fargo & Co.
5.606%, 1/15/44	151,000	149,846
3.900%, 5/1/45	408,000	331,541
Westpac Banking Corp.
3.133%, 11/18/41	1,540,000	1,167,565

		36,453,396

Capital Markets (1.9%)
Brookfield Finance, Inc.
3.500%, 3/30/51	1,221,000	847,438
5.968%, 3/4/54	20,000	20,188
Goldman Sachs Group, Inc. (The)
(SOFR + 1.51%), 3.210%, 4/22/42 (k)	8,542,000	6,599,372
(SOFR + 1.47%), 2.908%, 7/21/42 (k)	8,660,000	6,360,810
4.800%, 7/8/44	6,797,000	6,282,814
4.750%, 10/21/45	1,250,000	1,132,312
Intercontinental Exchange, Inc.
4.250%, 9/21/48	6,272,000	5,223,142
Moody’s Corp.
5.250%, 7/15/44	55,000	53,140
4.875%, 12/17/48	6,262,000	5,631,515
Morgan Stanley
(SOFR + 1.49%), 3.217%, 4/22/42 (k)	8,730,000	6,820,585
(SOFR + 4.84%), 5.597%, 3/24/51 (k)	3,845,000	3,834,013
(SOFR + 1.43%), 2.802%, 1/25/52 (k)	111,000	70,322
Raymond James Financial, Inc.
3.750%, 4/1/51	3,680,000	2,706,477
UBS AG
4.500%, 6/26/48	3,200,000	2,801,914

		48,384,042

Consumer Finance (0.1%)
AerCap Ireland Capital DAC
3.850%, 10/29/41	3,271,000	2,664,977

Financial Services (0.4%)
Global Payments, Inc.
4.150%, 8/15/49	290,000	215,663
Mastercard, Inc.
3.950%, 2/26/48	493,000	396,999
3.650%, 6/1/49	64,000	48,666
National Rural Utilities Cooperative Finance Corp.
4.300%, 3/15/49	5,268,000	4,409,445
PayPal Holdings, Inc.
5.500%, 6/1/54	4,060,000	3,941,724
Woodside Finance Ltd.
5.700%, 9/12/54	1,370,000	1,287,593

		10,300,090

Insurance (2.8%)
Alleghany Corp.
3.250%, 8/15/51	850,000	572,224
Allstate Corp. (The)
4.200%, 12/15/46	1,154,000	950,709
3.850%, 8/10/49	2,664,000	2,032,099

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
American International Group, Inc.
4.750%, 4/1/48	$6,870,000	$6,117,363
Aon Corp.
2.900%, 8/23/51	5,200,000	3,245,878
Aon Global Ltd.
4.750%, 5/15/45	846,000	752,054
Aon North America, Inc.
5.750%, 3/1/54	5,850,000	5,848,096
Arthur J Gallagher & Co.
6.750%, 2/15/54	3,250,000	3,604,089
5.550%, 2/15/55	5,220,000	5,010,309
Berkshire Hathaway Finance Corp.
4.200%, 8/15/48	6,950,000	5,813,680
Chubb INA Holdings LLC
4.350%, 11/3/45	6,282,000	5,481,816
Hartford Insurance Group, Inc. (The)
4.400%, 3/15/48	7,230,000	6,139,616
2.900%, 9/15/51	166,000	105,840
Marsh & McLennan Cos., Inc.
5.350%, 11/15/44	6,700,000	6,563,965
4.900%, 3/15/49	23,000	20,844
5.700%, 9/15/53	780,000	785,528
MetLife, Inc.
6.400%, 12/15/36	170,000	177,669
4.875%, 11/13/43	686,000	640,237
Progressive Corp. (The)
4.125%, 4/15/47	832,000	688,203
3.950%, 3/26/50	691,000	547,100
Prudential Financial, Inc.
3.935%, 12/7/49	7,385,000	5,735,622
Travelers Cos., Inc. (The)
3.750%, 5/15/46	871,000	686,136
4.000%, 5/30/47	174,000	141,481
2.550%, 4/27/50	172,000	104,264
5.700%, 7/24/55	5,300,000	5,410,755
Willis North America, Inc.
5.900%, 3/5/54	5,450,000	5,450,948

		72,626,525

Total Financials		170,429,030

Health Care (6.8%)
Biotechnology (1.6%)
AbbVie, Inc.
4.400%, 11/6/42	31,000	27,647
4.450%, 5/14/46	297,000	258,601
4.875%, 11/14/48	5,889,000	5,374,378
Amgen, Inc.
2.800%, 8/15/41	8,878,000	6,475,066
5.150%, 11/15/41	8,059,000	7,800,503
5.600%, 3/2/43	7,510,000	7,522,281
4.563%, 6/15/48	1,009,000	861,955
5.650%, 3/2/53	680,000	667,167
Baxalta, Inc.
5.250%, 6/23/45	2,075,000	1,979,109
Biogen, Inc.
3.150%, 5/1/50	1,279,000	829,111
Gilead Sciences, Inc.
5.650%, 12/1/41	6,850,000	7,119,094
4.750%, 3/1/46	1,570,000	1,426,776
4.150%, 3/1/47	804,000	667,964

		41,009,652

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories
4.750%, 4/15/43	5,630,000	5,309,857
4.900%, 11/30/46	6,620,000	6,252,242
Baxter International, Inc.
3.132%, 12/1/51	1,402,000	882,197
Becton Dickinson & Co.
4.669%, 6/6/47	145,000	126,244
Boston Scientific Corp.
4.700%, 3/1/49	4,319,000	3,885,950
DH Europe Finance II Sarl
3.400%, 11/15/49	400,000	288,744
Koninklijke Philips NV
5.000%, 3/15/42	3,237,000	2,981,733
Stryker Corp.
4.375%, 5/15/44	157,000	136,173
4.625%, 3/15/46 (x)	144,000	128,704

		19,991,844

Health Care Providers & Services (3.1%)
Banner Health
2.907%, 1/1/42	5,162,000	3,802,284
Baylor Scott & White Holdings
Series 2021
2.839%, 11/15/50	1,487,000	944,107
Cardinal Health, Inc.
4.368%, 6/15/47	1,086,000	900,676
Cencora, Inc.
4.300%, 12/15/47	1,551,000	1,297,322
Children’s Health System of Texas
2.511%, 8/15/50	590,000	348,195
Cigna Group (The)
3.200%, 3/15/40	7,987,000	6,334,944
6.125%, 11/15/41	261,000	275,997
4.800%, 7/15/46	1,279,000	1,138,713
CommonSpirit Health
3.910%, 10/1/50	1,192,000	893,025
CVS Health Corp.
2.700%, 8/21/40	219,000	156,487
6.000%, 6/1/44	3,860,000	3,887,631
5.125%, 7/20/45	2,245,000	2,031,614
5.050%, 3/25/48	10,191,000	8,995,559
Elevance Health, Inc.
4.650%, 1/15/43	1,627,000	1,461,316
4.375%, 12/1/47	920,000	766,089
4.550%, 3/1/48	6,930,000	5,891,858
3.125%, 5/15/50	3,631,000	2,369,115
3.600%, 3/15/51	1,927,000	1,381,426
5.650%, 6/15/54	720,000	701,299
HCA, Inc.
5.500%, 6/15/47	6,086,000	5,760,580
5.250%, 6/15/49	3,520,000	3,190,686
3.500%, 7/15/51	419,000	285,150
5.900%, 6/1/53	4,960,000	4,872,006
Humana, Inc.
4.950%, 10/1/44	909,000	805,724
5.750%, 4/15/54	1,320,000	1,246,449
Kaiser Foundation Hospitals
Series 2021
3.002%, 6/1/51	4,580,000	2,991,912
Laboratory Corp. of America Holdings
4.700%, 2/1/45	1,058,000	944,455

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Memorial Sloan-Kettering Cancer Center
Series 2020
2.955%, 1/1/50	$656,000	$422,848
Providence St Joseph Health Obligated Group
Series 21A
2.700%, 10/1/51	4,788,000	2,830,062
Rady Children’s Hospital-San Diego
Series 21A
3.154%, 8/15/51	964,000	647,371
Sutter Health
Series 20A
3.161%, 8/15/40	679,000	536,701
3.361%, 8/15/50	2,003,000	1,385,366
UnitedHealth Group, Inc.
5.500%, 7/15/44	7,030,000	6,978,197
4.250%, 4/15/47	96,000	79,222
3.700%, 8/15/49	4,300,000	3,196,493
Yale-New Haven Health Services Corp.
Series 2020
2.496%, 7/1/50	1,023,000	597,973

		80,348,852

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc.
4.100%, 8/15/47	2,116,000	1,761,782

Pharmaceuticals (1.2%)
AstraZeneca plc
4.000%, 9/18/42	9,162,000	7,903,072
4.375%, 8/17/48	5,814,000	5,058,475
Eli Lilly & Co.
4.150%, 3/15/59	673,000	534,342
GlaxoSmithKline Capital, Inc.
4.200%, 3/18/43	1,011,000	883,894
Johnson & Johnson
3.700%, 3/1/46	483,000	391,881
3.750%, 3/3/47	1,568,000	1,266,372
2.250%, 9/1/50	7,730,000	4,574,695
Merck & Co., Inc.
4.150%, 5/18/43	232,000	199,937
4.000%, 3/7/49	4,607,000	3,693,041
Mylan, Inc.
5.200%, 4/15/48	1,431,000	1,167,000
Pfizer Investment Enterprises Pte. Ltd.
5.110%, 5/19/43	2,670,000	2,570,426
Pfizer, Inc.
3.900%, 3/15/39	33,000	29,142
4.300%, 6/15/43	179,000	156,479
4.125%, 12/15/46	227,000	187,367
4.200%, 9/15/48	4,713,000	3,889,666
Takeda Pharmaceutical Co. Ltd.
3.175%, 7/9/50	400,000	267,947

		32,773,736

Total Health Care		175,885,866

Industrials (3.5%)
Aerospace & Defense (1.0%)
Boeing Co. (The)
3.850%, 11/1/48	38,000	28,011
5.805%, 5/1/50	11,061,000	10,933,649
General Dynamics Corp.
4.250%, 4/1/40	552,000	507,222
L3Harris Technologies, Inc.
5.054%, 4/27/45	766,000	727,871
Northrop Grumman Corp.
5.150%, 5/1/40	1,393,000	1,386,060
4.750%, 6/1/43	402,000	369,997
5.250%, 5/1/50	12,515,000	11,812,185
RTX Corp.
4.350%, 4/15/47	298,000	252,845

		26,017,840

Air Freight & Logistics (0.2%)
United Parcel Service, Inc.
5.300%, 4/1/50	2,870,000	2,749,675
5.500%, 5/22/54	1,490,000	1,451,937

		4,201,612

Commercial Services & Supplies (0.4%)
Republic Services, Inc.
3.050%, 3/1/50	1,275,000	861,631
Rockefeller Foundation (The)
Series 2020
2.492%, 10/1/50	5,726,000	3,473,757
Waste Management, Inc.
2.500%, 11/15/50	1,480,000	885,207
5.350%, 10/15/54	5,460,000	5,297,346

		10,517,941

Electrical Equipment (0.1%)
Eaton Corp.
4.150%, 11/2/42	750,000	649,093
3.915%, 9/15/47	329,000	263,230
Rockwell Automation, Inc.
4.200%, 3/1/49	2,973,000	2,477,571

		3,389,894

Ground Transportation (1.3%)
Burlington Northern Santa Fe LLC
4.400%, 3/15/42	92,000	82,197
4.900%, 4/1/44	850,000	801,559
4.125%, 6/15/47	539,000	442,536
5.500%, 3/15/55	5,400,000	5,331,473
Canadian National Railway Co.
3.650%, 2/3/48	264,000	201,590
Canadian Pacific Railway Co.
3.100%, 12/2/51	830,000	549,304
CSX Corp.
6.150%, 5/1/37	32,000	35,183
4.100%, 3/15/44	32,000	26,873
4.750%, 11/15/48	4,706,000	4,191,167
Norfolk Southern Corp.
4.837%, 10/1/41	219,000	206,815
3.942%, 11/1/47	7,186,000	5,684,417
4.050%, 8/15/52	1,015,000	789,489
3.155%, 5/15/55	4,276,000	2,760,534

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Uber Technologies, Inc.
5.350%, 9/15/54 (x)	$160,000	$151,730
Union Pacific Corp.
5.600%, 12/1/54	5,400,000	5,393,557
3.950%, 8/15/59	10,550,000	7,865,364

		34,513,788

Industrial Conglomerates (0.2%)
3M Co.
4.000%, 9/14/48	31,000	24,487
3.250%, 8/26/49	3,076,000	2,120,146
Honeywell International, Inc.
3.812%, 11/21/47	3,876,000	3,039,073

		5,183,706

Machinery (0.3%)
Caterpillar, Inc.
5.200%, 5/27/41	28,000	28,253
3.803%, 8/15/42	522,000	438,703
4.750%, 5/15/64	522,000	461,318
Cummins, Inc.
4.875%, 10/1/43	3,460,000	3,332,762
Deere & Co.
3.900%, 6/9/42	503,000	433,629
2.875%, 9/7/49	804,000	540,369
3.750%, 4/15/50	665,000	521,405
Parker-Hannifin Corp.
4.000%, 6/14/49	1,385,000	1,114,943

		6,871,382

Total Industrials		90,696,163

Information Technology (3.0%)
Communications Equipment (0.0%)†
Cisco Systems, Inc.
5.500%, 1/15/40	30,000	31,138

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp.
5.375%, 11/15/54	4,590,000	4,456,750
Corning, Inc.
4.750%, 3/15/42	201,000	185,076
5.350%, 11/15/48	5,255,000	5,103,510

		9,745,336

IT Services (0.1%)
IBM International Capital Pte. Ltd.
5.300%, 2/5/54	2,300,000	2,138,978
International Business Machines Corp.
4.700%, 2/19/46	319,000	281,625

		2,420,603

Semiconductors & Semiconductor Equipment (0.8%)
Applied Materials, Inc.
5.850%, 6/15/41	1,103,000	1,173,958
4.350%, 4/1/47	2,900,000	2,493,348
Broadcom, Inc.
3.500%, 2/15/41	1,116,000	907,440
Intel Corp.
4.600%, 3/25/40	1,715,000	1,526,637
4.800%, 10/1/41	87,000	77,232
5.625%, 2/10/43	5,260,000	5,059,170
4.100%, 5/19/46	1,472,000	1,129,127
4.100%, 5/11/47	409,000	309,471
KLA Corp.
5.000%, 3/15/49	4,044,000	3,736,591
NXP BV
3.250%, 5/11/41	3,363,000	2,550,600
QUALCOMM, Inc.
4.800%, 5/20/45	1,201,000	1,099,599
4.300%, 5/20/47	801,000	674,384
Texas Instruments, Inc.
4.150%, 5/15/48	406,000	333,932
TSMC Arizona Corp.
4.500%, 4/22/52	800,000	750,840

		21,822,329

Software (1.3%)
Microsoft Corp.
3.450%, 8/8/36	65,000	59,351
4.450%, 11/3/45 (x)	925,000	850,319
3.700%, 8/8/46	997,000	797,672
3.950%, 8/8/56	5,800,000	4,534,359
4.500%, 2/6/57	5,360,000	4,755,864
2.675%, 6/1/60	8,468,000	4,870,484
3.041%, 3/17/62	4,340,000	2,705,727
Oracle Corp.
6.500%, 4/15/38	346,000	352,735
4.500%, 7/8/44	1,011,000	776,641
4.125%, 5/15/45	870,000	624,087
4.000%, 11/15/47	4,340,000	2,980,268
6.900%, 11/9/52	5,530,000	5,485,419
5.550%, 2/6/53	6,410,000	5,322,465
4.375%, 5/15/55	305,000	210,368

		34,325,759

Technology Hardware, Storage & Peripherals (0.4%)
Apple, Inc.
4.650%, 2/23/46	1,540,000	1,416,176
3.850%, 8/4/46	4,660,000	3,781,805
4.250%, 2/9/47	1,000,000	856,845
Dell International LLC
8.350%, 7/15/46	250,000	318,200
Hewlett Packard Enterprise Co.
6.350%, 10/15/45 (e)	2,080,000	2,137,296
HP, Inc.
6.000%, 9/15/41	930,000	938,959

		9,449,281

Total Information Technology		77,794,446

Materials (2.2%)
Chemicals (1.1%)
Air Products and Chemicals, Inc.
2.700%, 5/15/40	1,383,000	1,036,144
Dow Chemical Co. (The)
4.375%, 11/15/42	14,830,000	11,752,748
5.550%, 11/30/48	6,791,000	5,972,004
DuPont de Nemours, Inc.
5.319%, 11/15/38	202,000	202,714
5.419%, 11/15/48	1,779,000	1,697,077
Eastman Chemical Co.
4.800%, 9/1/42	1,090,000	966,569

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Ecolab, Inc.
5.500%, 12/8/41	$1,435,000	$1,469,604
3.950%, 12/1/47	202,000	163,197
LYB International Finance III LLC
4.200%, 10/15/49	1,020,000	732,193
Sherwin-Williams Co. (The)
4.500%, 6/1/47	185,000	158,265
Westlake Corp.
2.875%, 8/15/41	5,000,000	3,436,310

		27,586,825

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.
3.200%, 7/15/51	51,000	34,434

Containers & Packaging (0.6%)
International Paper Co.
6.000%, 11/15/41	4,800,000	4,978,683
4.800%, 6/15/44	1,508,000	1,331,620
4.400%, 8/15/47	492,000	403,304
4.350%, 8/15/48	3,170,000	2,569,386
Packaging Corp. of America
4.050%, 12/15/49	898,000	713,822
Smurfit Kappa Treasury ULC
5.777%, 4/3/54	5,600,000	5,652,926

		15,649,741

Metals & Mining (0.5%)
ArcelorMittal SA
6.750%, 3/1/41 (e)	1,435,000	1,573,563
BHP Billiton Finance USA Ltd.
5.500%, 9/8/53	3,350,000	3,345,924
Freeport-McMoRan, Inc.
5.450%, 3/15/43	2,100,000	2,037,356
Nucor Corp.
5.200%, 8/1/43	559,000	544,898
4.400%, 5/1/48	3,428,000	2,932,916
Rio Tinto Finance USA Ltd.
2.750%, 11/2/51	130,000	80,765
Rio Tinto Finance USA plc
4.125%, 8/21/42	1,399,000	1,201,420
Vale SA
5.625%, 9/11/42	2,170,000	2,186,318

		13,903,160

Paper & Forest Products (0.0%)†
Celulosa Arauco y Constitucion SA
5.500%, 11/2/47	600,000	536,388

Total Materials		57,710,548

Real Estate (0.7%)
Diversified REITs (0.3%)
Simon Property Group LP (REIT)
4.750%, 3/15/42	6,281,000	5,802,431
VICI Properties LP (REIT)
5.625%, 5/15/52	1,650,000	1,542,003

		7,344,434

Health Care REITs (0.2%)
Ventas Realty LP (REIT)
5.700%, 9/30/43	470,000	471,800
Welltower OP LLC (REIT)
6.500%, 3/15/41	3,077,000	3,432,429
4.950%, 9/1/48	1,523,000	1,414,373

		5,318,602

Industrial REITs (0.1%)
Prologis LP (REIT)
4.375%, 9/15/48	2,339,000	1,974,791
2.125%, 10/15/50	284,000	153,141

		2,127,932

Residential REITs (0.0%)†
AvalonBay Communities, Inc. (REIT)
4.150%, 7/1/47	538,000	445,656
ERP Operating LP (REIT)
4.500%, 7/1/44	205,000	182,834

		628,490

Retail REITs (0.1%)
Kimco Realty OP LLC (REIT)
4.250%, 4/1/45	760,000	640,489
Realty Income Corp. (REIT)
4.650%, 3/15/47	2,329,000	2,057,803

		2,698,292

Specialized REITs (0.0%)†
American Tower Corp. (REIT)
3.700%, 10/15/49	384,000	284,307

Total Real Estate		18,402,057

Utilities (5.4%)
Electric Utilities (3.5%)
Arizona Public Service Co.
4.350%, 11/15/45	1,626,000	1,352,617
CenterPoint Energy Houston Electric LLC
4.500%, 4/1/44	493,000	430,244
Commonwealth Edison Co.
3.800%, 10/1/42	263,000	212,365
4.000%, 3/1/48	347,000	275,341
DTE Electric Co.
Series B
3.250%, 4/1/51	3,710,000	2,555,187
Duke Energy Carolinas LLC
6.050%, 4/15/38	243,000	262,499
4.250%, 12/15/41	293,000	257,435
3.450%, 4/15/51	5,398,000	3,816,369
Duke Energy Corp.
3.300%, 6/15/41	1,991,000	1,531,238
3.500%, 6/15/51	467,000	324,975
6.100%, 9/15/53	6,050,000	6,255,714
Duke Energy Indiana LLC
4.900%, 7/15/43	7,460,000	6,953,072
Entergy Arkansas LLC
3.350%, 6/15/52	2,477,000	1,674,365
Entergy Corp.
3.750%, 6/15/50	1,800,000	1,304,502
Eversource Energy
3.450%, 1/15/50	3,723,000	2,623,311
Exelon Corp.
5.600%, 3/15/53	1,810,000	1,753,853

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Georgia Power Co.
Series B
3.700%, 1/30/50	$1,501,000	$1,118,488
Kentucky Utilities Co.
5.125%, 11/1/40	1,082,000	1,062,748
Nevada Power Co.
6.000%, 3/15/54	280,000	286,942
Northern States Power Co.
2.900%, 3/1/50	1,386,000	910,394
2.600%, 6/1/51	6,414,000	3,928,896
NSTAR Electric Co.
4.400%, 3/1/44	563,000	484,598
Oncor Electric Delivery Co. LLC
3.800%, 9/30/47	804,000	616,136
Pacific Gas and Electric Co.
4.500%, 7/1/40 (x)	9,440,000	8,223,410
4.200%, 6/1/41	9,666,000	8,039,457
6.750%, 1/15/53	5,830,000	6,198,809
PacifiCorp
4.150%, 2/15/50	338,000	249,881
5.800%, 1/15/55	1,920,000	1,785,985
PECO Energy Co.
2.850%, 9/15/51	757,000	473,033
Public Service Co. of Colorado
6.500%, 8/1/38	130,000	144,831
Public Service Electric & Gas Co.
3.800%, 3/1/46	1,061,000	839,075
Southern California Edison Co.
5.500%, 3/15/40	1,090,000	1,062,763
4.500%, 9/1/40	1,100,000	964,038
4.050%, 3/15/42	5,040,000	4,023,883
4.650%, 10/1/43	11,721,000	9,967,630
4.000%, 4/1/47	1,031,000	774,423
Series H
3.650%, 6/1/51	7,241,000	4,951,243
Southwestern Electric Power Co.
Series J
3.900%, 4/1/45	50,000	38,707
Southwestern Public Service Co.
6.000%, 6/1/54	560,000	573,950
Virginia Electric and Power Co.
6.350%, 11/30/37	1,553,000	1,704,120

		90,006,527

Gas Utilities (0.4%)
Atmos Energy Corp.
2.850%, 2/15/52	2,436,000	1,513,239
ONE Gas, Inc.
4.658%, 2/1/44	3,502,000	3,106,422
Southern California Gas Co.
5.600%, 4/1/54	6,180,000	6,069,300

		10,688,961

Independent Power and Renewable Electricity Producers (0.1%)
Constellation Energy Generation LLC
5.750%, 10/1/41	1,092,000	1,111,461
6.500%, 10/1/53	1,730,000	1,882,573

		2,994,034

Multi-Utilities (1.3%)
Berkshire Hathaway Energy Co.
5.150%, 11/15/43	7,210,000	6,905,727
4.500%, 2/1/45	1,770,000	1,525,915
2.850%, 5/15/51	82,000	50,786
Consolidated Edison Co. of New York, Inc.
4.450%, 3/15/44	8,335,000	7,254,222
5.700%, 5/15/54	2,650,000	2,646,834
4.500%, 5/15/58	431,000	353,425
Series C
3.000%, 12/1/60	6,670,000	3,935,385
Series E
4.650%, 12/1/48	61,000	52,902
Consumers Energy Co.
3.950%, 5/15/43	854,000	708,414
3.750%, 2/15/50	793,000	593,469
3.100%, 8/15/50	215,000	143,477
Dominion Energy, Inc.
Series A
4.600%, 3/15/49	459,000	382,648
NiSource, Inc.
5.650%, 2/1/45	4,981,000	4,949,702
Puget Sound Energy, Inc.
5.685%, 6/15/54	4,650,000	4,602,609
Sempra
4.000%, 2/1/48	912,000	695,523
Southern Co. Gas Capital Corp.
3.950%, 10/1/46	160,000	125,450

		34,926,488

Water Utilities (0.1%)
American Water Capital Corp.
4.150%, 6/1/49	2,197,000	1,772,365

Total Utilities		140,388,375

Total Corporate Bonds		1,129,123,090

Foreign Government Securities (2.5%)
Hungary Government Bond
7.625%, 3/29/41	68,000	79,523
Italian Republic Government Bond
4.000%, 10/17/49	437,000	332,994
3.875%, 5/6/51	799,000	586,868
Republic of Chile
3.100%, 5/7/41	2,309,000	1,772,735
4.340%, 3/7/42	8,600,000	7,679,800
5.330%, 1/5/54	200,000	193,100
Republic of Indonesia
3.050%, 3/12/51	500,000	334,530
5.450%, 9/20/52	10,640,000	10,589,779
3.350%, 3/12/71	485,000	314,038
Republic of Peru
3.550%, 3/10/51	2,614,000	1,836,335
5.875%, 8/8/54	3,430,000	3,392,270
2.780%, 12/1/60	635,000	345,440
Republic of Philippines
2.650%, 12/10/45	408,000	270,453
5.950%, 10/13/47	3,600,000	3,794,400
5.500%, 1/17/48	3,200,000	3,204,992
Republic of Poland
5.500%, 4/4/53	3,430,000	3,273,100

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
State of Israel Government Bond
3.875%, 7/3/50	$3,436,000	$2,511,501
United Mexican States
6.625%, 1/29/38	3,800,000	3,969,100
4.280%, 8/14/41	10,597,000	8,498,794
5.550%, 1/21/45	615,000	570,105
5.000%, 4/27/51	5,064,000	4,071,456
4.400%, 2/12/52	400,000	292,400
6.400%, 5/7/54	6,400,000	6,163,200
3.771%, 5/24/61	810,000	498,150

Total Foreign Government Securities		64,575,063

Municipal Bonds (1.3%)
American Municipal Power, Inc.
8.084%, 2/15/50	2,995,000	3,765,520
Charlotte-Mecklenburg Hospital Authority (The)
3.204%, 1/15/51	1,860,000	1,275,190
Commonwealth of Massachusetts
2.900%, 9/1/49	1,615,000	1,110,278
Dallas Fort Worth TX International Airport Joint Revenue Refunding Bonds, Series 2019A
2.994%, 11/1/38	2,000,000	1,724,846
Golden State Tobacco Securitization Corp., ST APPROP
3.115%, 6/1/38	990,000	832,613
Kansas Development Finance Authority, BAM
2.774%, 5/1/51	4,900,000	3,502,139
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668%, 11/15/39	150,000	163,304
Michigan Finance Authority
3.384%, 12/1/40	1,825,000	1,542,896
Port Authority of New York & New Jersey
4.229%, 10/15/57	1,470,000	1,202,203
4.458%, 10/1/62	3,900,000	3,267,907
Rutgers The State University of New Jersey
3.915%, 5/1/19	15,000	9,921
State of California
7.625%, 3/1/40	4,735,000	5,708,663
7.600%, 11/1/40	2,980,000	3,647,575
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550%, 4/1/39	5,170,000	6,274,195

Total Municipal Bonds		34,027,250

Supranational (0.1%)
European Investment Bank
4.875%, 2/15/36	2,846,000	2,998,354
Inter-American Development Bank
3.200%, 8/7/42	31,000	25,201
4.375%, 1/24/44	27,000	25,332

Total Supranational		3,048,887

U.S. Government Agency Securities (0.5%)
FHLB
5.500%, 7/15/36	4,730,000	5,184,287
FNMA
5.625%, 7/15/37	5,251,000	5,801,282
Tennessee Valley Authority
6.150%, 1/15/38	1,439,000	1,674,583
5.250%, 9/15/39	172,000	182,792
4.250%, 9/15/65	1,226,000	1,016,344

Total U.S. Government Agency Securities		13,859,288

U.S. Treasury Obligations (50.3%)
U.S. Treasury Bonds
1.125%, 5/15/40	155,398,500	99,034,423
4.375%, 5/15/40	77,959,000	76,899,295
1.125%, 8/15/40	44,007,000	27,724,678
1.375%, 11/15/40	70,116,000	45,673,997
1.875%, 2/15/41	84,602,700	59,301,205
4.750%, 2/15/41	30,915,200	31,572,083
2.250%, 5/15/41	12,778,700	9,432,278
3.625%, 8/15/43	23,035,300	19,954,329
5.000%, 5/15/45	37,000	38,122
2.875%, 11/15/46	17,242,000	12,778,508
3.125%, 5/15/48	16,861,700	12,855,772
3.000%, 8/15/48	23,897,000	17,767,730
3.375%, 11/15/48	316,523,900	251,488,114
3.000%, 2/15/49	124,043,000	91,772,444
2.875%, 5/15/49	153,800	110,811
2.250%, 8/15/49	2,120,000	1,335,605
2.375%, 11/15/49	20,228,200	13,053,510
2.375%, 5/15/51	13,301,000	8,419,118
2.000%, 8/15/51	12,725,000	7,323,941
1.875%, 11/15/51	81,000	44,993
2.875%, 5/15/52	5,676,000	3,983,643
3.000%, 8/15/52	86,511,000	62,233,851
4.000%, 11/15/52	18,916,800	16,475,350
3.625%, 2/15/53	139,417,800	113,382,390
3.625%, 5/15/53	63,632,900	51,700,929
4.125%, 8/15/53	18,878,000	16,782,903
4.750%, 11/15/53	16,556,000	16,320,594
4.250%, 2/15/54	57,991,000	52,663,860
4.625%, 5/15/54	77,988,800	75,430,253
4.250%, 8/15/54	25,538,000	23,195,999
4.500%, 11/15/54	15,887,000	15,050,451
4.625%, 2/15/55	38,165,000	36,924,638
4.750%, 5/15/55	26,013,900	25,676,531
4.750%, 8/15/55	10,245,000	10,116,938

Total U.S. Treasury Obligations		1,306,519,286

Total Long-Term Debt Securities (98.2%) (Cost $2,847,866,977)		2,551,152,864

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.9%)
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	3,123,340	3,123,340

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	20,769,905	$20,778,213

Total Investment Companies		23,901,553

Total Short-Term Investments (0.9%) (Cost $23,899,813)		23,901,553

Total Investments in Securities (99.1%) (Cost $2,871,766,790)		2,575,054,417
Other Assets Less Liabilities (0.9%)		23,675,584

Net Assets (100%)		$2,598,730,001

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2025, the market value of these securities amounted to $7,487,032 or 0.3% of net assets.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2025. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2025.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $3,052,275. This was collateralized by cash of $3,123,340 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:
BAM	— Build America Mutual Assurance Co.
CME	— Chicago Mercantile Exchange
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
ST APPROP	— State Appropriation

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$156,927,046	$—	$156,927,046
Consumer Discretionary	—	59,571,333	—	59,571,333
Consumer Staples	—	87,874,636	—	87,874,636
Energy	—	93,443,590	—	93,443,590
Financials	—	170,429,030	—	170,429,030
Health Care	—	175,885,866	—	175,885,866
Industrials	—	90,696,163	—	90,696,163
Information Technology	—	77,794,446	—	77,794,446
Materials	—	57,710,548	—	57,710,548
Real Estate	—	18,402,057	—	18,402,057
Utilities	—	140,388,375	—	140,388,375
Foreign Government Securities	—	64,575,063	—	64,575,063
Municipal Bonds	—	34,027,250	—	34,027,250

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Companies	$23,901,553	$—	$—	$23,901,553
Supranational	—	3,048,887	—	3,048,887
U.S. Government Agency Securities	—	13,859,288	—	13,859,288
U.S. Treasury Obligations	—	1,306,519,286	—	1,306,519,286

Total Assets	$23,901,553	$2,551,152,864	$—	$2,575,054,417

Total	$23,901,553	$2,551,152,864	$—	$2,575,054,417

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$225,335,544
Long-term U.S. government debt securities	1,107,720,879

$1,333,056,423

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$319,768,818
Long-term U.S. government debt securities	1,016,366,783

$1,336,135,601

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,521,759
Aggregate gross unrealized depreciation	(313,171,359)

Net unrealized depreciation	$(301,649,600)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,876,704,017

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $2,871,766,790)	$2,575,054,417
Cash	750,000
Dividends, interest and other receivables	29,799,709
Receivable for securities sold	6,845,904
Receivable for Portfolio shares sold	11,406
Securities lending income receivable	2,169
Other assets	13,112

Total assets	2,612,476,717

LIABILITIES
Payable for securities purchased	8,642,869
Payable for return of collateral on securities loaned	3,123,340
Payable for Portfolio shares repurchased	1,024,242
Investment management fees payable	638,071
Administrative fees payable	197,029
Distribution fees payable – Class IB	911
Accrued expenses	120,254

Total liabilities	13,746,716

Commitments and contingent liabilities^
NET ASSETS	$2,598,730,001

Net assets were comprised of:
Paid in capital	$3,651,075,683
Total distributable earnings (loss)	(1,052,345,682)

Net assets	$2,598,730,001

Class IB
Net asset value, offering and redemption price per share, $5,634,869 / 845,713 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.66

Class K
Net asset value, offering and redemption price per share, $2,593,095,132 / 389,132,334 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.66

(x)	Includes value of securities on loan of $3,052,275.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Interest	$122,971,514
Dividends	788,387
Securities lending (net)	44,806

Total income	123,804,707

EXPENSES
Investment management fees	8,677,718
Administrative fees	2,316,422
Professional fees	167,079
Printing and mailing expenses	138,837
Trustees’ fees	87,359
Custodian fees	66,500
Distribution fees – Class IB	5,785
Miscellaneous	91,764

Gross expenses	11,551,464
Less: Waiver from investment manager	(1,005,958)
Voluntary waiver from investment manager	(368,223)

Net expenses	10,177,283

NET INVESTMENT INCOME (LOSS)	113,627,424

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(186,744,214)
Net change in unrealized appreciation (depreciation) on investments in securities	228,873,924

NET REALIZED AND UNREALIZED GAIN (LOSS)	42,129,710

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$155,757,134

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$113,627,424	$105,371,979
Net realized gain (loss)	(186,744,214)	(194,866,825)
Net change in unrealized appreciation (depreciation)	228,873,924	(17,586,489)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	155,757,134	(107,081,335)

Distributions to shareholders:
Class IB	(122,214)	(57,824)
Class K	(113,728,139)	(105,527,618)

Total distributions to shareholders	(113,850,353)	(105,585,442)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 650,296 and 237,013 shares, respectively ]	4,352,573	1,704,704
Capital shares issued in reinvestment of dividends [ 18,488 and 8,602 shares, respectively ]	122,214	57,824
Capital shares repurchased [ (62,104) and (17,238) shares ]	(415,449)	(121,980)

Total Class IB transactions	4,059,338	1,640,548

Class K
Capital shares sold [ 46,693,417 and 60,121,269 shares, respectively ]	310,305,016	417,416,656
Capital shares issued in reinvestment of dividends [ 17,204,194 and 15,694,183 shares, respectively ]	113,728,139	105,527,618
Capital shares repurchased [ (63,030,729) and (64,179,550) shares, respectively ]	(425,454,939)	(448,891,791)

Total Class K transactions	(1,421,784)	74,052,483

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,637,554	75,693,031

TOTAL INCREASE (DECREASE) IN NET ASSETS	44,544,335	(136,973,746)
NET ASSETS:
Beginning of year	2,554,185,666	2,691,159,412

End of year	$2,598,730,001	$2,554,185,666

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,					August 2, 2021* to December 31, 2021
Class IB	2025		2024	2023	2022
Net asset value, beginning of period	$6.57		$7.14	$6.92	$9.82	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.28		0.27	0.24	0.21	0.07
Net realized and unrealized gain (loss)	0.10		(0.58)	0.20	(2.88)	(0.23)

Total from investment operations	0.38		(0.31)	0.44	(2.67)	(0.16)

Less distributions:
Dividends from net investment income	(0.29)		(0.26)	(0.22)	(0.22)	(0.02)
Distributions from net realized gains	—		—	—	(0.01)	—	#

Total dividends and distributions	(0.29)		(0.26)	(0.22)	(0.23)	(0.02)

Net asset value, end of period	$6.66		$6.57	$7.14	$6.92	$9.82

Total return (b)	5.85%		(4.37)%	6.35%	(27.31)%	(1.58)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,635		$1,571	$76	$72	$98
Ratio of expenses to average net assets:
After waivers (a)(f)	0.65	%(i)	0.65%	0.65%	0.65%	0.65%
Before waivers (a)(f)	0.70%		0.70%	0.71%	0.70%	1.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.18%		3.81%	3.46%	2.67%	1.69	%(l)
Before waivers (a)(f)	4.13%		3.75%	3.40%	2.62%	0.64	%(l)
Portfolio turnover rate^	53%		55%	39%	49%	10	%(z)

	Year Ended December 31,					August 2, 2021* to December 31, 2021
Class K	2025		2024	2023	2022
Net asset value, beginning of period	$6.57		$7.15	$6.92	$9.82	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.30		0.28	0.26	0.23	0.08
Net realized and unrealized gain (loss)	0.10		(0.58)	0.21	(2.88)	(0.23)

Total from investment operations	0.40		(0.30)	0.47	(2.65)	(0.15)

Less distributions:
Dividends from net investment income	(0.31)		(0.28)	(0.24)	(0.24)	(0.03)
Distributions from net realized gains	—		—	—	(0.01)	—	#

Total dividends and distributions	(0.31)		(0.28)	(0.24)	(0.25)	(0.03)

Net asset value, end of period	$6.66		$6.57	$7.15	$6.92	$9.82

Total return (b)	6.11%		(4.26)%	6.76%	(27.12)%	(1.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,593,095		$2,552,615	$2,691,083	$2,170,933	$3,379,129
Ratio of expenses to average net assets:
After waivers (a)(f)	0.40	%(i)	0.40%	0.40%	0.40%	0.40%
Before waivers (a)(f)	0.45%		0.45%	0.46%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.44%		4.02%	3.72%	2.91%	2.02	%(l)
Before waivers (a)(f)	4.39%		3.97%	3.66%	2.85%	1.98	%(l)
Portfolio turnover rate^	53%		55%	39%	49%	10	%(z)
*	Commencement of operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(i)	Includes voluntary waiver from investment manager of 0.01%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (22.6%)
Entertainment (7.9%)
Netflix, Inc.*	540,680	$50,694,157
Walt Disney Co. (The)	172,524	19,628,055

		70,322,212

Interactive Media & Services (14.7%)
Alphabet, Inc., Class A	220,194	68,920,722
Meta Platforms, Inc., Class A	94,624	62,460,356

		131,381,078

Total Communication Services		201,703,290

Consumer Discretionary (17.4%)
Automobile Components (0.5%)
Mobileye Global, Inc., Class A*	390,766	4,079,597

Automobiles (7.4%)
Tesla, Inc.*	147,950	66,536,074

Broadline Retail (6.4%)
Alibaba Group Holding Ltd. (ADR)	17,055	2,499,922
Amazon.com, Inc.*	236,723	54,640,403

		57,140,325

Hotels, Restaurants & Leisure (2.6%)
Starbucks Corp.	128,815	10,847,511
Yum China Holdings, Inc.	124,202	5,929,403
Yum! Brands, Inc.	42,756	6,468,128

		23,245,042

Textiles, Apparel & Luxury Goods (0.5%)
NIKE, Inc., Class B	76,440	4,869,992

Total Consumer Discretionary		155,871,030

Consumer Staples (4.2%)
Beverages (4.2%)
Boston Beer Co., Inc. (The), Class A*	17,469	3,408,726
Monster Beverage Corp.*	439,248	33,677,144

Total Consumer Staples		37,085,870

Financials (8.0%)
Capital Markets (2.9%)
FactSet Research Systems, Inc.	20,101	5,833,109
MSCI, Inc.	16,633	9,542,851
SEI Investments Co.	125,467	10,290,804

		25,666,764

Financial Services (5.1%)
Block, Inc., Class A*	96,726	6,295,895
PayPal Holdings, Inc.	90,336	5,273,816
Visa, Inc., Class A	98,528	34,554,755

		46,124,466

Total Financials		71,791,230

Health Care (14.2%)
Biotechnology (6.1%)
Alnylam Pharmaceuticals, Inc.*	72,715	28,915,120
CRISPR Therapeutics AG (x)*	82,266	4,314,029
Regeneron Pharmaceuticals, Inc.	28,250	21,805,327

		55,034,476

Health Care Equipment & Supplies (1.2%)
Intuitive Surgical, Inc.*	18,922	10,716,664

Health Care Technology (3.1%)
Doximity, Inc., Class A*	306,524	13,572,883
Veeva Systems, Inc., Class A*	62,552	13,963,483

		27,536,366

Life Sciences Tools & Services (0.8%)
Illumina, Inc.*	54,403	7,135,497

Pharmaceuticals (3.0%)
Novartis AG (ADR)	50,905	7,018,273
Novo Nordisk A/S (ADR)	230,941	11,750,278
Roche Holding AG (ADR) (x)	153,837	7,933,374

		26,701,925

Total Health Care		127,124,928

Industrials (6.4%)
Aerospace & Defense (4.3%)
Boeing Co. (The)*	178,643	38,786,968

Air Freight & Logistics (1.1%)
Expeditors International of Washington, Inc.	63,658	9,485,679

Machinery (1.0%)
Deere & Co.	19,337	9,002,727

Total Industrials		57,275,374

Information Technology (26.5%)
IT Services (2.9%)
Shopify, Inc., Class A*	159,657	25,699,987

Semiconductors & Semiconductor Equipment (10.5%)
ARM Holdings plc (ADR)*	130,593	14,275,121
NVIDIA Corp.	371,406	69,267,219
QUALCOMM, Inc.	59,517	10,180,383

		93,722,723

Software (13.1%)
Autodesk, Inc.*	78,880	23,349,269
Microsoft Corp.	52,557	25,417,616
Oracle Corp.	220,116	42,902,810
Salesforce, Inc.	54,084	14,327,392
Workday, Inc., Class A*	50,756	10,901,374

		116,898,461

Total Information Technology		236,321,171

Total Common Stocks (99.3%) (Cost $335,561,670)		887,172,893

SHORT-TERM INVESTMENTS:
Investment Companies (0.6%)
Dreyfus Treasury Obligations Cash Management Fund 3.65% (7 day yield) (xx)	3,000,000	3,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	2,365,066	2,365,066

Total Investment Companies		5,365,066

Total Short-Term Investments (0.6%) (Cost $5,365,066)		5,365,066

Total Investments in Securities (99.9%) (Cost $340,926,736)		892,537,959
Other Assets Less Liabilities (0.1%)		997,759

Net Assets (100%)		$893,535,718

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

*	Non-income producing.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $8,740,420. This was collateralized by $3,606,634 of various U.S. Government Treasury Securities, ranging from 0.250% – 4.625%, maturing 5/31/27 – 2/15/52 and by cash of $5,365,066 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$201,703,290	$—	$—	$201,703,290
Consumer Discretionary	155,871,030	—	—	155,871,030
Consumer Staples	37,085,870	—	—	37,085,870
Financials	71,791,230	—	—	71,791,230
Health Care	127,124,928	—	—	127,124,928
Industrials	57,275,374	—	—	57,275,374
Information Technology	236,321,171	—	—	236,321,171
Short-Term Investments
Investment Companies	5,365,066	—	—	5,365,066

Total Assets	$892,537,959	$—	$—	$892,537,959

Total Liabilities	$—	$—	$—	$—

Total	$892,537,959	$—	$—	$892,537,959

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$33,121,570
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$124,580,820

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$588,003,749
Aggregate gross unrealized depreciation	(36,725,589)

Net unrealized appreciation	$551,278,160

Federal income tax cost of investments in securities and derivative instruments, if applicable	$341,259,799

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $340,926,736)	$892,537,959
Cash	7,242,643
Receivable for Portfolio shares sold	357,759
Dividends, interest and other receivables	271,081
Securities lending income receivable	4,270
Other assets	3,451

Total assets	900,417,163

LIABILITIES
Payable for return of collateral on securities loaned	5,365,066
Payable for Portfolio shares repurchased	732,742
Investment management fees payable	513,904
Distribution fees payable – Class IB	145,071
Administrative fees payable	68,495
Accrued expenses	56,167

Total liabilities	6,881,445

Commitments and contingent liabilities^
NET ASSETS	$893,535,718

Net assets were comprised of:
Paid in capital	$341,664,949
Total distributable earnings (loss)	551,870,769

Net assets	$893,535,718

Class IB
Net asset value, offering and redemption price per share, $679,685,641 / 56,195,294 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.10

Class K
Net asset value, offering and redemption price per share, $213,850,077 / 17,480,557 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.23

(x)	Includes value of securities on loan of $8,740,420.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $121,261 foreign withholding tax)	$3,849,846
Interest	261,434
Securities lending (net)	120,448

Total income	4,231,728

EXPENSES
Investment management fees	6,531,911
Distribution fees – Class IB	1,648,918
Administrative fees	796,122
Professional fees	86,816
Printing and mailing expenses	56,687
Custodian fees	44,300
Trustees’ fees	29,588
Miscellaneous	19,705

Gross expenses	9,214,047
Less: Waiver from investment manager	(399,114)
Voluntary waiver from investment manager	(173,637)

Net expenses	8,641,296

NET INVESTMENT INCOME (LOSS)	(4,409,568)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	55,151,460
Net change in unrealized appreciation (depreciation) on investments in securities	58,347,283

NET REALIZED AND UNREALIZED GAIN (LOSS)	113,498,743

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$109,089,175

See Notes to Financial Statements.

1000

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(4,409,568)	$(3,414,546)
Net realized gain (loss)	55,151,460	157,901,520
Net change in unrealized appreciation (depreciation)	58,347,283	89,432,181

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	109,089,175	243,919,155

Distributions to shareholders:
Class IB	(51,627,013)	(109,672,333)
Class K	(16,138,305)	(37,884,319)

Total distributions to shareholders	(67,765,318)	(147,556,652)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 421,002 shares, respectively ]	—	4,589,403
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (10,838,643) shares, respectively ]	—	(128,263,923)
Capital shares repurchased [ 0 and (1,285,606) shares, respectively ]	—	(14,187,422)

Total Class IA transactions	—	(137,861,942)

Class IB
Capital shares sold [ 5,653,942 and 4,209,793 shares, respectively ]	69,019,956	49,855,601
Capital shares issued in connection with share class combination (Note 1) [ 0 and 10,751,166 shares, respectively ]	—	128,263,923
Capital shares issued in reinvestment of dividends and distributions [ 4,210,176 and 9,119,544 shares, respectively ]	51,627,013	109,672,333
Capital shares repurchased [ (9,592,147) and (8,290,952) shares, respectively ]	(115,995,418)	(98,535,685)

Total Class IB transactions	4,651,551	189,256,172

Class K
Capital shares sold [ 674,590 and 470,947 shares, respectively ]	6,830,846	5,748,299
Capital shares issued in reinvestment of dividends and distributions [ 1,301,027 and 3,125,058 shares, respectively ]	16,138,305	37,884,319
Capital shares repurchased [ (3,700,762) and (12,915,291) shares, respectively ]	(45,546,923)	(150,477,291)

Total Class K transactions	(22,577,772)	(106,844,673)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(17,926,221)	(55,450,443)

TOTAL INCREASE (DECREASE) IN NET ASSETS	23,397,636	40,912,060
NET ASSETS:
Beginning of year	870,138,082	829,226,022

End of year	$893,535,718	$870,138,082

See Notes to Financial Statements.

1001

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025		2024	2023	2022	2021
Net asset value, beginning of year	$11.56		$10.32	$7.48	$11.76	$11.16

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.07)		(0.06)	(0.05)	(0.05)	(0.06)
Net realized and unrealized gain (loss)	1.58		3.61	3.32	(3.21)	1.85

Total from investment operations	1.51		3.55	3.27	(3.26)	1.79

Less distributions:
Distributions from net realized gains	(0.97)		(2.31)	(0.43)	(1.02)	(1.19)

Net asset value, end of year	$12.10		$11.56	$10.32	$7.48	$11.76

Total return	13.08%		33.74%	43.89%	(28.02)%	16.20%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$679,686		$646,364	$413,983	$306,054	$421,734
Ratio of expenses to average net assets:
After waivers (f)	1.04	%(i)	1.05%	1.05%	1.05%	1.05%
Before waivers (f)	1.11%		1.12%	1.12%	1.12%	1.11%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.56)%		(0.49)%	(0.57)%	(0.53)%	(0.51)%
Before waivers (f)	(0.63)%		(0.56)%	(0.64)%	(0.60)%	(0.57)%
Portfolio turnover rate^	4%		8%	5%	27%	8%

	Year Ended December 31,
Class K	2025		2024	2023	2022	2021
Net asset value, beginning of year	$11.65		$10.36	$7.50	$11.75	$11.12

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.04)		(0.03)	(0.03)	(0.03)	(0.03)
Net realized and unrealized gain (loss)	1.59		3.63	3.32	(3.20)	1.85

Total from investment operations	1.55		3.60	3.29	(3.23)	1.82

Less distributions:
Distributions from net realized gains	(0.97)		(2.31)	(0.43)	(1.02)	(1.19)

Net asset value, end of year	$12.23		$11.65	$10.36	$7.50	$11.75

Total return	13.31%		34.08%	44.03%	(27.77)%	16.54%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$213,850		$223,774	$295,498	$246,386	$318,641
Ratio of expenses to average net assets:
After waivers (f)	0.79	%(i)	0.80%	0.80%	0.80%	0.80%
Before waivers (f)	0.86%		0.87%	0.87%	0.87%	0.86%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.31)%		(0.23)%	(0.32)%	(0.28)%	(0.26)%
Before waivers (f)	(0.38)%		(0.30)%	(0.39)%	(0.35)%	(0.32)%
Portfolio turnover rate^	4%		8%	5%	27%	8%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(i)	Includes voluntary waiver from investment manager of 0.02%.

See Notes to Financial Statements.

1002

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.5%)
Aristocrat Leisure Ltd.	264,215	$10,258,523
Glencore plc	1,572,835	8,619,279
Lottery Corp. Ltd. (The)	668,220	2,301,033
Northern Star Resources Ltd.	504,909	9,006,701
WiseTech Global Ltd.	117,624	5,373,862

		35,559,398

Brazil (2.8%)
B3 SA – Brasil Bolsa Balcao	4,636,500	11,803,308
Banco BTG Pactual SA	832,628	8,034,923
MercadoLibre, Inc.*	2,972	5,986,381
TOTVS SA	1,104,400	8,480,889
XP, Inc., Class A	334,996	5,483,884

		39,789,385

Canada (7.8%)
Agnico Eagle Mines Ltd.	192,619	32,664,747
Canadian Natural Resources Ltd.	214,667	7,271,042
Element Fleet Management Corp.	625,368	16,425,279
Franco-Nevada Corp.	141,607	29,353,108
RB Global, Inc.	259,210	26,686,798

		112,400,974

China (4.2%)
Alibaba Group Holding Ltd.	631,900	11,594,346
China Resources Gas Group Ltd.	1,411,300	4,101,868
Kingsoft Corp. Ltd.	928,400	3,392,614
Tencent Holdings Ltd.	447,700	34,457,489
Yum China Holdings, Inc.	158,354	7,559,820

		61,106,137

Denmark (0.6%)
Novo Nordisk A/S, Class B	178,241	9,121,472

France (8.8%)
Air Liquide SA	136,147	25,641,593
Capgemini SE	139,549	23,328,713
Dassault Systemes SE	609,938	17,088,491
EssilorLuxottica SA	44,076	13,980,311
LVMH Moet Hennessy Louis Vuitton SE	45,414	34,423,994
Pernod Ricard SA	102,918	8,841,389
Sodexo SA	65,385	3,357,928

		126,662,419

Germany (8.4%)
Deutsche Boerse AG	91,232	23,984,185
GEA Group AG	292,153	19,844,948
Merck KGaA	61,264	8,826,888
SAP SE	177,612	43,488,817
Symrise AG, Class A	194,193	15,719,491
Zalando SE (m)*	282,662	8,417,552

		120,281,881

Hong Kong (2.7%)
AIA Group Ltd.	3,755,569	38,556,023

India (3.4%)
HDFC Bank Ltd.	2,144,495	23,649,729
Kotak Mahindra Bank Ltd.	238,642	5,844,219
Reliance Industries Ltd.	646,011	11,287,299
UPL Ltd.	889,927	7,873,055

		48,654,302

Ireland (0.3%)
Kingspan Group plc	51,991	4,530,552

Japan (9.1%)
Daiichi Sankyo Co. Ltd.	709,200	15,158,335
Hitachi Ltd.	832,000	26,037,181
LY Corp.	2,147,000	5,718,389
Nitori Holdings Co. Ltd.	479,800	8,400,482
Nomura Research Institute Ltd.	420,200	16,151,840
Obic Co. Ltd.	377,000	11,846,233
Oracle Corp.	89,500	7,536,421
Pan Pacific International Holdings Corp.	1,350,900	8,040,373
Resonac Holdings Corp.	319,200	13,298,642
Sugi Holdings Co. Ltd.	283,300	6,664,712
Terumo Corp.	854,300	12,380,369

		131,232,977

Macau (0.5%)
Sands China Ltd.	2,668,800	6,721,122

Mexico (0.8%)
Grupo Financiero Banorte SAB de CV, Class O	1,209,349	11,204,653

Netherlands (3.8%)
Akzo Nobel NV	102,032	7,098,554
ASML Holding NV	16,591	17,965,220
Heineken NV	368,655	30,214,392

		55,278,166

Peru (1.4%)
Credicorp Ltd.	67,522	19,378,814

Singapore (1.8%)
DBS Group Holdings Ltd.	514,710	22,568,115
Singapore Technologies Engineering Ltd.	530,500	3,475,035

		26,043,150

South Korea (1.1%)
Amorepacific Corp.	75,195	6,237,758
NAVER Corp.	59,502	10,016,476

		16,254,234

Spain (2.1%)
Amadeus IT Group SA	402,248	29,705,841

Sweden (2.9%)
Assa Abloy AB, Class B	766,260	29,871,364
Atlas Copco AB, Class A	649,485	11,714,222

		41,585,586

Switzerland (1.0%)
Sika AG (Registered)	34,094	6,998,718
Sonova Holding AG (Registered)	30,644	8,012,085

		15,010,803

Taiwan (6.2%)
Delta Electronics, Inc.	565,000	17,316,561
Taiwan Semiconductor Manufacturing Co. Ltd.	1,447,000	71,381,741

		88,698,302

Thailand (0.4%)
Kasikornbank PCL	994,300	6,138,434

See Notes to Financial Statements.

1003

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
United Kingdom (10.4%)
AstraZeneca plc	221,774	$41,223,862
Burberry Group plc*	276,376	4,727,546
Compass Group plc	387,726	12,355,098
Diageo plc	573,677	12,399,672
Flutter Entertainment plc, Class DI*	71,338	15,340,523
London Stock Exchange Group plc	72,589	8,759,205
Reckitt Benckiser Group plc	306,411	24,789,863
Rolls-Royce Holdings plc	1,988,268	30,820,987

		150,416,756

United States (16.2%)
Experian plc	371,511	16,841,173
Haleon plc	2,798,348	14,137,580
James Hardie Industries plc (CHDI)*	427,681	8,813,551
Linde plc	70,415	30,024,252
Nestle SA (Registered)	434,220	43,164,351
QIAGEN NV	295,406	13,488,946
Roche Holding AG	117,410	48,647,850
Schneider Electric SE	188,562	52,053,385
Tenaris SA	325,345	6,312,523

		233,483,611

Total Investments in Securities (99.2%) (Cost $892,178,488)		1,427,814,992
Other Assets Less Liabilities (0.8%)		12,214,686

Net Assets (100%)		$1,440,029,678

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025, the market value or fair value, as applicable, of these securities amounted to $8,417,552 or 0.6% of net assets.

Glossary:

CHDI —	Clearing House Electronic Subregister System (CHESS) Depository Interest

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$35,559,398	$—	$35,559,398
Brazil	11,470,265	28,319,120	—	39,789,385
Canada	112,400,974	—	—	112,400,974
China	7,559,820	53,546,317	—	61,106,137
Denmark	—	9,121,472	—	9,121,472
France	—	126,662,419	—	126,662,419
Germany	—	120,281,881	—	120,281,881
Hong Kong	—	38,556,023	—	38,556,023
India	—	48,654,302	—	48,654,302
Ireland	—	4,530,552	—	4,530,552
Japan	—	131,232,977	—	131,232,977
Macau	—	6,721,122	—	6,721,122
Mexico	11,204,653	—	—	11,204,653
Netherlands	—	55,278,166	—	55,278,166
Peru	19,378,814	—	—	19,378,814
Singapore	—	26,043,150	—	26,043,150
South Korea	—	16,254,234	—	16,254,234

See Notes to Financial Statements.

1004

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Spain	$—	$29,705,841	$—	$29,705,841
Sweden	—	41,585,586	—	41,585,586
Switzerland	—	15,010,803	—	15,010,803
Taiwan	—	88,698,302	—	88,698,302
Thailand	—	6,138,434	—	6,138,434
United Kingdom	15,340,523	135,076,233	—	150,416,756
United States	30,024,252	203,459,359	—	233,483,611

Total Assets	$207,379,301	$1,220,435,691	$—	$1,427,814,992

Total Liabilities	$—	$—	$—	$—

Total	$207,379,301	$1,220,435,691	$—	$1,427,814,992

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$196,175,832
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$299,638,313

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$589,116,401
Aggregate gross unrealized depreciation	(61,977,877)

Net unrealized appreciation	$527,138,524

Federal income tax cost of investments in securities and derivative instruments, if applicable	$900,676,468

See Notes to Financial Statements.

1005

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (Cost $892,178,488)	$1,427,814,992
Cash	10,962,879
Foreign cash (Cost $74,887)	75,365
Dividends, interest and other receivables	6,297,327
Receivable for Portfolio shares sold	272,454
Other assets	6,070

Total assets	1,445,429,087

LIABILITIES
Accrued India taxes	3,319,333
Investment management fees payable	829,263
Payable for Portfolio shares repurchased	736,097
Distribution fees payable – Class IB	178,999
Administrative fees payable	108,781
Accrued expenses	226,936

Total liabilities	5,399,409

Commitments and contingent liabilities^
NET ASSETS	$1,440,029,678

Net assets were comprised of:
Paid in capital	$867,279,936
Total distributable earnings (loss)	572,749,742

Net assets	$1,440,029,678

Class IB
Net asset value, offering and redemption price per share, $852,653,791 / 104,200,367 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.18

Class K
Net asset value, offering and redemption price per share, $587,375,887 / 71,900,728 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.17

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $2,801,293 foreign withholding tax)	$25,155,594
Interest	575,196

Total income	25,730,790

EXPENSES
Investment management fees	11,508,866
Distribution fees – Class IB	2,001,355
Administrative fees	1,259,924
Custodian fees	432,500
Professional fees	165,909
Printing and mailing expenses	82,203
Trustees’ fees	46,485
Miscellaneous	43,590

Gross expenses	15,540,832
Less: Waiver from investment manager	(1,706,155)

Net expenses	13,834,677

NET INVESTMENT INCOME (LOSS)	11,896,113

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $298,236 on realized gain on investments)	121,828,959
Foreign currency transactions	10,823

Net realized gain (loss)	121,839,782

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $1,812,329 on unrealized appreciation on investments)	130,207,403
Foreign currency translations	669,831

Net change in unrealized appreciation (depreciation)	130,877,234

NET REALIZED AND UNREALIZED GAIN (LOSS)	252,717,016

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$264,613,129

See Notes to Financial Statements.

1006

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,896,113	$11,616,337
Net realized gain (loss)	121,839,782	118,512,075
Net change in unrealized appreciation (depreciation)	130,877,234	(17,949,246)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	264,613,129	112,179,166

Distributions to shareholders:
Class IB	(77,598,153)	(48,027,065)
Class K	(55,415,805)	(39,545,049)

Total distributions to shareholders	(133,013,958)	(87,572,114)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 160,246 shares, respectively ]	—	1,188,452
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (7,811,292) shares, respectively ]	—	(60,440,962)
Capital shares repurchased [ 0 and (739,544) shares, respectively ]	—	(5,558,945)

Total Class IA transactions	—	(64,811,455)

Class IB
Capital shares sold [ 7,914,918 and 6,194,076 shares, respectively ]	65,321,944	48,150,451
Capital shares issued in connection with share class combination (Note 1) [ 0 and 7,787,960 shares, respectively ]	—	60,440,962
Capital shares issued in reinvestment of dividends and distributions [ 9,328,142 and 6,231,809 shares, respectively ]	77,598,153	48,027,065
Capital shares repurchased [ (10,123,886) and (8,230,248) shares, respectively ]	(83,374,354)	(64,551,747)

Total Class IB transactions	59,545,743	92,066,731

Class K
Capital shares sold [ 3,823,109 and 830,763 shares, respectively ]	30,215,500	6,428,643
Capital shares issued in reinvestment of dividends and distributions [ 6,672,509 and 5,139,968 shares, respectively ]	55,415,805	39,545,049
Capital shares repurchased [ (15,292,752) and (10,538,573) shares, respectively ]	(126,466,770)	(81,931,708)

Total Class K transactions	(40,835,465)	(35,958,016)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	18,710,278	(8,702,740)

TOTAL INCREASE (DECREASE) IN NET ASSETS	150,309,449	15,904,312
NET ASSETS:
Beginning of year	1,289,720,229	1,273,815,917

End of year	$1,440,029,678	$1,289,720,229

See Notes to Financial Statements.

1007

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025	2024	2023	2022	2021
Net asset value, beginning of year	$7.43	$7.30	$6.71	$8.31	$8.66

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.06	0.06	0.06	0.03
Net realized and unrealized gain (loss)	1.49	0.60	0.89	(1.32)	0.75

Total from investment operations	1.55	0.66	0.95	(1.26)	0.78

Less distributions:
Dividends from net investment income	(0.08)	(0.06)	(0.09)	(0.06)	(0.02)
Distributions from net realized gains	(0.72)	(0.47)	(0.27)	(0.28)	(1.11)

Total dividends and distributions	(0.80)	(0.53)	(0.36)	(0.34)	(1.13)

Net asset value, end of year	$8.18	$7.43	$7.30	$6.71	$8.31

Total return	20.90%	8.76%	14.52%	(15.20)%	9.35%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$852,654	$721,011	$620,848	$539,166	$458,875
Ratio of expenses to average net assets:
After waivers (f)	1.10%	1.10%	1.10%	1.10%	1.10%
Before waivers (f)	1.22%	1.22%	1.23%	1.22%	1.22%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.73%	0.73%	0.83%	0.85%	0.31%
Before waivers (f)	0.61%	0.61%	0.70%	0.73%	0.19%
Portfolio turnover rate^	14%	16%	15%	14%	16%

	Year Ended December 31,
Class K	2025	2024	2023	2022	2021
Net asset value, beginning of year	$7.41	$7.28	$6.70	$8.30	$8.64

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.08	0.08	0.08	0.05
Net realized and unrealized gain (loss)	1.50	0.60	0.88	(1.32)	0.76

Total from investment operations	1.58	0.68	0.96	(1.24)	0.81

Less distributions:
Dividends from net investment income	(0.10)	(0.08)	(0.11)	(0.08)	(0.04)
Distributions from net realized gains	(0.72)	(0.47)	(0.27)	(0.28)	(1.11)

Total dividends and distributions	(0.82)	(0.55)	(0.38)	(0.36)	(1.15)

Net asset value, end of year	$8.17	$7.41	$7.28	$6.70	$8.30

Total return	21.38%	9.04%	14.66%	(15.02)%	9.74%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$587,376	$568,710	$591,935	$632,432	$779,886
Ratio of expenses to average net assets:
After waivers (f)	0.85%	0.85%	0.85%	0.85%	0.85%
Before waivers (f)	0.97%	0.97%	0.98%	0.97%	0.97%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.02%	1.02%	1.11%	1.13%	0.57%
Before waivers (f)	0.90%	0.90%	0.99%	1.00%	0.45%
Portfolio turnover rate^	14%	16%	15%	14%	16%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

1008

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EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.4%)
Glencore plc	3,769,910	$20,659,449
Northern Star Resources Ltd.	753,974	13,449,588

		34,109,037

Brazil (2.4%)
Petroleo Brasileiro SA – Petrobras (ADR)	446,695	5,034,253
Wheaton Precious Metals Corp.	248,422	29,205,037

		34,239,290

Canada (5.3%)
Agnico Eagle Mines Ltd.	144,093	24,435,603
Franco-Nevada Corp.	253,359	52,517,700

		76,953,303

Denmark (0.5%)
Coloplast A/S, Class B	55,101	4,737,074
Novonesis Novozymes B	37,350	2,396,503

		7,133,577

France (9.8%)
Capgemini SE	47,059	7,866,956
Cie de Saint-Gobain SA	191,789	19,599,952
Dassault Systemes SE	540,733	15,149,591
EssilorLuxottica SA	46,540	14,761,859
Legrand SA	254,297	38,028,641
Pernod Ricard SA	124,550	10,699,732
TotalEnergies SE (Paris Stock Exchange)	565,301	36,930,757

		143,037,488

Germany (6.8%)
Beiersdorf AG	77,847	8,570,389
Deutsche Boerse AG	121,058	31,825,209
Knorr-Bremse AG	88,924	9,943,507
SAP SE	120,346	29,467,069
Symrise AG, Class A	242,852	19,658,329

		99,464,503

Greece (0.7%)
National Bank of Greece SA	622,287	9,507,052

Ireland (4.3%)
AIB Group plc	2,900,930	31,364,391
Bank of Ireland Group plc	1,044,582	20,101,832
Kerry Group plc, Class A	114,619	10,506,619

		61,972,842

Israel (0.7%)
Check Point Software Technologies Ltd.*	52,868	9,810,186

Italy (1.9%)
BPER Banca SpA	586,718	7,998,328
Ryanair Holdings plc (ADR)	260,601	18,812,786

		26,811,114

Japan (12.0%)
Chiba Bank Ltd. (The)	1,270,600	14,179,066
Ezaki Glico Co. Ltd.	152,800	5,288,105
Hirose Electric Co. Ltd.	63,100	6,967,023
Kose Corp.	34,400	1,150,766
Lion Corp.	120,600	1,269,595
M3, Inc.	694,400	9,371,563
Mitsubishi Electric Corp.	875,000	25,612,072
Nitori Holdings Co. Ltd.	400,800	7,017,326
Nitto Denko Corp.	430,000	10,198,225
Olympus Corp.	453,600	5,746,739
Resona Holdings, Inc.	3,249,300	30,970,409
Rohto Pharmaceutical Co. Ltd.	630,700	10,581,458
Shimadzu Corp.	429,900	11,439,117
Shimano, Inc.	69,200	7,304,788
Taisei Corp.	93,200	8,826,749
Toyo Suisan Kaisha Ltd.	270,800	18,584,653

		174,507,654

Luxembourg (1.0%)
ArcelorMittal SA	330,417	15,178,884

Netherlands (2.9%)
ASML Holding NV	10,153	10,993,966
Euronext NV (m)	150,223	22,597,385
Wolters Kluwer NV	76,331	7,924,468

		41,515,819

Norway (0.8%)
Aker BP ASA	468,609	11,943,021

Portugal (0.3%)
Galp Energia SGPS SA	261,283	4,492,285

South Korea (2.4%)
Samsung Electronics Co. Ltd.	312,603	26,018,604
Samsung Fire & Marine Insurance Co. Ltd.	26,781	9,239,635

		35,258,239

Spain (3.8%)
Amadeus IT Group SA	250,123	18,471,476
CaixaBank SA	2,976,201	36,532,760

		55,004,236

Sweden (2.1%)
Assa Abloy AB, Class B	540,290	21,062,302
Svenska Cellulosa AB SCA, Class B	757,916	10,092,923

		31,155,225

Switzerland (6.6%)
Chocoladefabriken Lindt & Spruengli AG	328	4,799,293
Cie Financiere Richemont SA (Registered)	56,384	12,247,024
Julius Baer Group Ltd.	133,944	10,551,831
Sandoz Group AG	303,833	22,186,215
Schindler Holding AG	22,136	8,361,433
Sika AG (Registered)	47,559	9,762,774
UBS Group AG (Registered)	613,124	28,608,841

		96,517,411

Taiwan (3.2%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	153,229	46,564,761

See Notes to Financial Statements.

1009

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EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
United Kingdom (11.2%)
Croda International plc	83,990	$3,051,126
Diageo plc	558,295	12,067,199
Hiscox Ltd.	404,508	7,759,001
IMI plc	636,697	21,352,905
Lloyds Banking Group plc	12,696,450	16,812,970
London Stock Exchange Group plc	182,460	22,017,171
NatWest Group plc	4,606,567	40,473,012
Reckitt Benckiser Group plc	136,038	11,006,013
RELX plc	197,182	8,026,903
Smith & Nephew plc	886,804	14,804,626
Spirax Group plc	57,797	5,313,289

		162,684,215

United States (16.0%)
Agilent Technologies, Inc.	136,014	18,507,425
Alcon AG	150,185	11,998,115
Cadence Design Systems, Inc.*	20,326	6,353,501
CRH plc	174,215	21,742,032
Experian plc	475,896	21,573,107
Haleon plc	5,950,267	30,061,443
Kenvue, Inc.	661,206	11,405,804
Roche Holding AG	70,496	29,209,427
Schneider Electric SE	141,162	38,968,402
Tenaris SA	392,924	7,623,728
Waters Corp.*	38,191	14,506,088
Willis Towers Watson plc	62,868	20,658,425

		232,607,497

Total Common Stocks (97.1%) (Cost $949,269,141)		1,410,467,639

SHORT-TERM INVESTMENTS:
Investment Companies (1.0%)
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	14,836,703	14,842,638

Total Short-Term Investments (1.0%) (Cost $14,843,604)		14,842,638

Total Investments in Securities (98.1%) (Cost $964,112,745)		1,425,310,277
Other Assets Less Liabilities (1.9%)		28,053,238

Net Assets (100%)		$1,453,363,515

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025, the market value or fair value, as applicable, of these securities amounted to $22,597,385 or 1.6% of net assets.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$34,109,037	$—	$34,109,037
Brazil	34,239,290	—	—	34,239,290
Canada	76,953,303	—	—	76,953,303
Denmark	—	7,133,577	—	7,133,577
France	—	143,037,488	—	143,037,488
Germany	—	99,464,503	—	99,464,503
Greece	—	9,507,052	—	9,507,052
Ireland	—	61,972,842	—	61,972,842
Israel	9,810,186	—	—	9,810,186
Italy	18,812,786	7,998,328	—	26,811,114
Japan	—	174,507,654	—	174,507,654
Luxembourg	—	15,178,884	—	15,178,884
Netherlands	—	41,515,819	—	41,515,819

See Notes to Financial Statements.

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EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Norway	$—	$11,943,021	$—	$11,943,021
Portugal	—	4,492,285	—	4,492,285
South Korea	—	35,258,239	—	35,258,239
Spain	—	55,004,236	—	55,004,236
Sweden	—	31,155,225	—	31,155,225
Switzerland	—	96,517,411	—	96,517,411
Taiwan	46,564,761	—	—	46,564,761
United Kingdom	—	162,684,215	—	162,684,215
United States	93,173,275	139,434,222	—	232,607,497
Short-Term Investments
Investment Companies	14,842,638	—	—	14,842,638

Total Assets	$294,396,239	$1,130,914,038	$—	$1,425,310,277

Total Liabilities	$—	$—	$—	$—

Total	$294,396,239	$1,130,914,038	$—	$1,425,310,277

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$248,221,102
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$321,307,209

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$504,166,389
Aggregate gross unrealized depreciation	(43,105,546)

Net unrealized appreciation	$461,060,843

Federal income tax cost of investments in securities and derivative instruments, if applicable	$964,249,434

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (Cost $964,112,745)	$1,425,310,277
Cash	25,100,000
Foreign cash (Cost $2,129)	2,120
Dividends, interest and other receivables	4,782,804
Receivable for Portfolio shares sold	322,075
Other assets	6,924

Total assets	1,455,524,200

LIABILITIES
Investment management fees payable	917,863
Payable for Portfolio shares repurchased	740,625
Distribution fees payable – Class IB	304,373
Administrative fees payable	109,328
Accrued expenses	88,496

Total liabilities	2,160,685

Commitments and contingent liabilities^
NET ASSETS	$1,453,363,515

Net assets were comprised of:
Paid in capital	$968,333,165
Total distributable earnings (loss)	485,030,350

Net assets	$1,453,363,515

Class IB
Net asset value, offering and redemption price per share, $1,453,363,515 / 36,343,097 shares outstanding (unlimited amount authorized: $0.01 par value)	$39.99

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $3,000,692 foreign withholding tax)	$31,478,349
Interest	1,020,361

Total income	32,498,710

EXPENSES
Investment management fees	11,123,822
Distribution fees – Class IB	3,299,939
Administrative fees	1,195,065
Custodian fees	181,500
Professional fees	170,930
Printing and mailing expenses	75,989
Trustees’ fees	43,330
Miscellaneous	38,778

Gross expenses	16,129,353
Less: Waiver from investment manager	(952,821)

Net expenses	15,176,532

NET INVESTMENT INCOME (LOSS)	17,322,178

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	92,536,957
Foreign currency transactions	93,598

Net realized gain (loss)	92,630,555

Change in unrealized appreciation (depreciation) on:
Investments in securities	260,013,005
Foreign currency translations	426,547

Net change in unrealized appreciation (depreciation)	260,439,552

NET REALIZED AND UNREALIZED GAIN (LOSS)	353,070,107

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$370,392,285

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$17,322,178	$16,476,768
Net realized gain (loss)	92,630,555	61,986,030
Net change in unrealized appreciation (depreciation)	260,439,552	1,635,107

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	370,392,285	80,097,905

Distributions to shareholders:
Class IB	(88,613,399)	(89,942,629)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,948,054 and 1,509,202 shares, respectively ]	72,202,953	51,988,065
Capital shares issued in reinvestment of dividends and distributions [ 2,249,631 and 2,685,951 shares, respectively ]	88,613,399	89,942,629
Capital shares repurchased [ (3,788,837) and (3,369,014) shares, respectively ]	(141,404,255)	(116,727,749)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	19,412,097	25,202,945

TOTAL INCREASE (DECREASE) IN NET ASSETS	301,190,983	15,358,221
NET ASSETS:
Beginning of year	1,152,172,532	1,136,814,311

End of year	$1,453,363,515	$1,152,172,532

See Notes to Financial Statements.

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EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025		2024		2023		2022		2021
Net asset value, beginning of year	$32.06		$32.38		$28.42		$38.86		$36.38

Income (loss) from investment operations:
Net investment income (loss) (e)	0.49		0.48		0.37		0.14		0.07
Net realized and unrealized gain (loss)	10.03		1.88		4.54		(9.36)		3.62

Total from investment operations	10.52		2.36		4.91		(9.22)		3.69

Less distributions:
Dividends from net investment income	(0.51)		(0.51)		(0.40)		(0.13)		(0.14)
Distributions from net realized gains	(2.08)		(2.17)		(0.55)		(1.09)		(1.07)

Total dividends and distributions	(2.59)		(2.68)		(0.95)		(1.22)		(1.21)

Net asset value, end of year	$39.99		$32.06		$32.38		$28.42		$38.86

Total return	32.95%		6.99%		17.37%		(23.79)%		10.24%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,453,364		$1,152,173		$1,136,814		$1,000,942		$1,290,974
Ratio of expenses to average net assets:
After waivers (f)	1.15	%(j)	1.15	%(j)	1.15	%(j)	1.15	%(j)	1.15	%(j)
Before waivers (f)	1.22%		1.23%		1.24%		1.23%		1.22%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.31%		1.39%		1.20%		0.46%		0.19%
Before waivers (f)	1.24%		1.31%		1.11%		0.38%		0.12%
Portfolio turnover rate^	19%		15%		20%		30%		13%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.

See Notes to Financial Statements.

1014

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EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (12.0%)
Entertainment (12.0%)
Live Nation Entertainment, Inc.*	98,942	$14,099,235
ROBLOX Corp., Class A*	149,691	12,129,462
Take-Two Interactive Software, Inc.*	82,036	21,003,677
TKO Group Holdings, Inc., Class A	79,377	16,589,793

Total Communication Services		63,822,167

Consumer Discretionary (17.7%)
Broadline Retail (1.8%)
Coupang, Inc., Class A*	404,348	9,538,569

Hotels, Restaurants & Leisure (10.1%)
Aramark	193,860	7,145,680
DraftKings, Inc., Class A*	199,706	6,881,869
Hyatt Hotels Corp., Class A	58,088	9,312,668
Royal Caribbean Cruises Ltd.	17,811	4,967,844
Sportradar Group AG, Class A*	223,014	5,301,043
Viking Holdings Ltd.*	142,908	10,205,060
Wingstop, Inc.	40,496	9,657,891

		53,472,055

Specialty Retail (5.8%)
Burlington Stores, Inc.*	31,696	9,155,390
Carvana Co.*	29,900	12,618,398
O’Reilly Automotive, Inc.*	101,559	9,263,196

		31,036,984

Total Consumer Discretionary		94,047,608

Energy (2.9%)
Oil, Gas & Consumable Fuels (2.9%)
Cheniere Energy, Inc.	51,836	10,076,400
Expand Energy Corp.	45,577	5,029,878

Total Energy		15,106,278

Financials (10.7%)
Capital Markets (10.7%)
Ares Management Corp., Class A	61,687	9,970,470
Carlyle Group, Inc. (The)	153,810	9,091,709
LPL Financial Holdings, Inc.	40,320	14,401,094
Nasdaq, Inc.	132,836	12,902,361
Robinhood Markets, Inc., Class A*	92,775	10,492,852

Total Financials		56,858,486

Health Care (17.4%)
Biotechnology (9.4%)
Ascendis Pharma A/S (ADR)*	60,034	12,801,650
Exact Sciences Corp.*	178,051	18,082,860
Natera, Inc.*	82,433	18,884,576

		49,769,086

Health Care Equipment & Supplies (1.7%)
Masimo Corp.*	69,470	9,035,268

Life Sciences Tools & Services (6.3%)
Agilent Technologies, Inc.	78,530	10,685,577
Bio-Techne Corp.	91,369	5,373,411
Charles River Laboratories International, Inc.*	28,978	5,780,531
Repligen Corp.*	72,274	11,842,818

		33,682,337

Total Health Care		92,486,691

Industrials (13.1%)
Aerospace & Defense (10.2%)
Axon Enterprise, Inc.*	21,068	11,965,149
BWX Technologies, Inc.	32,230	5,570,633
Hexcel Corp.	68,978	5,097,474
Howmet Aerospace, Inc.	154,162	31,606,294

		54,239,550

Construction & Engineering (2.9%)
Quanta Services, Inc.	36,835	15,546,580

Total Industrials		69,786,130

Information Technology (19.2%)
Electronic Equipment, Instruments & Components (3.4%)
Coherent Corp.*	48,808	9,008,492
Trimble, Inc.*	118,991	9,322,945

		18,331,437

IT Services (3.8%)
Cloudflare, Inc., Class A*	46,029	9,074,617
MongoDB, Inc.*	12,950	5,434,986
Okta, Inc.*	66,102	5,715,840

		20,225,443

Semiconductors & Semiconductor Equipment (3.3%)
Monolithic Power Systems, Inc.	19,380	17,565,257

Software (8.7%)
Cadence Design Systems, Inc.*	37,540	11,734,253
Constellation Software, Inc.	3,614	8,692,769
Datadog, Inc., Class A*	64,391	8,756,532
Guidewire Software, Inc.*	83,611	16,806,647

		45,990,201

Total Information Technology		102,112,338

Materials (2.0%)
Construction Materials (2.0%)
Vulcan Materials Co.	36,735	10,477,557

Total Materials		10,477,557

Real Estate (2.4%)
Real Estate Management & Development (2.4%)
CBRE Group, Inc., Class A*	78,700	12,654,173

Total Real Estate		12,654,173

Utilities (2.3%)
Independent Power and Renewable Electricity Producers (2.3%)
Vistra Corp.	76,330	12,314,319

Total Utilities		12,314,319

Total Common Stocks (99.7%) (Cost $418,466,057)		529,665,747

See Notes to Financial Statements.

1015

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EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40 (r)* (Cost $—)	6,159	$—

Total Investments in Securities (99.7%) (Cost $418,466,057)		529,665,747
Other Assets Less Liabilities (0.3%)		1,757,916

Net Assets (100%)		$531,423,663

*	Non-income producing.
(r)	Fair value determined using significant unobservable inputs.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$63,822,167	$—	$—		$63,822,167
Consumer Discretionary	94,047,608	—	—		94,047,608
Energy	15,106,278	—	—		15,106,278
Financials	56,858,486	—	—		56,858,486
Health Care	92,486,691	—	—		92,486,691
Industrials	69,786,130	—	—		69,786,130
Information Technology	102,112,338	—	—		102,112,338
Materials	10,477,557	—	—		10,477,557
Real Estate	12,654,173	—	—		12,654,173
Utilities	12,314,319	—	—		12,314,319
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$529,665,747	$—	$—		$529,665,747

Total Liabilities	$—	$—	$—		$—

Total	$529,665,747	$—	$—		$529,665,747

(a)	Value is zero.

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$323,952,935
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$333,825,973

See Notes to Financial Statements.

1016

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

During the year ended December 31, 2025, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 0%)*	Net Proceeds of Sales and Redemptions (affiliated 2%)*	Net Realized Gain (Loss)
$—	$5,187,748	$1,623,466

* Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$127,071,021
Aggregate gross unrealized depreciation	(15,894,024)

Net unrealized appreciation	$111,176,997

Federal income tax cost of investments in securities and derivative instruments, if applicable	$418,488,750

See Notes to Financial Statements.

1017

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (Cost $418,466,057)	$529,665,747
Cash	2,279,804
Receivable for Portfolio shares sold	152,211
Dividends, interest and other receivables	55,497
Other assets	2,741

Total assets	532,156,000

LIABILITIES
Investment management fees payable	331,979
Payable for Portfolio shares repurchased	182,928
Distribution fees payable – Class IB	113,652
Administrative fees payable	40,823
Accrued expenses	62,955

Total liabilities	732,337

Commitments and contingent liabilities^
NET ASSETS	$531,423,663

Net assets were comprised of:
Paid in capital	$399,286,023
Total distributable earnings (loss)	132,137,640

Net assets	$531,423,663

Class IB
Net asset value, offering and redemption price per share, $531,423,663 / 30,921,274 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.19

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $20,324 foreign withholding tax)	$2,124,358
Interest	134,730

Total income	2,259,088

EXPENSES
Investment management fees	4,568,426
Distribution fees – Class IB	1,343,650
Administrative fees	486,636
Professional fees	75,819
Printing and mailing expenses	38,299
Custodian fees	34,600
Trustees’ fees	18,269
Miscellaneous	21,543

Gross expenses	6,587,242
Less: Waiver from investment manager	(676,177)

Net expenses	5,911,065

NET INVESTMENT INCOME (LOSS)	(3,651,977)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	87,486,092
Foreign currency transactions	(690)

Net realized gain (loss)	87,485,402

Change in unrealized appreciation (depreciation) on:
Investments in securities	(55,777,878)
Foreign currency translations	18

Net change in unrealized appreciation (depreciation)	(55,777,860)

NET REALIZED AND UNREALIZED GAIN (LOSS)	31,707,542

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,055,565

See Notes to Financial Statements.

1018

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,651,977)	$(3,124,918)
Net realized gain (loss)	87,485,402	43,673,616
Net change in unrealized appreciation (depreciation)	(55,777,860)	24,932,702

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	28,055,565	65,481,400

Distributions to shareholders:
Class IB	(66,995,432)	(43,649,504)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,499,034 and 2,063,647 shares, respectively ]	49,389,586	39,978,708
Capital shares issued in reinvestment of dividends and distributions [ 3,846,210 and 2,256,906 shares, respectively ]	66,995,432	43,649,504
Capital shares repurchased [ (2,920,193) and (2,498,556) shares, respectively ]	(57,198,242)	(48,409,732)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	59,186,776	35,218,480

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,246,909	57,050,376
NET ASSETS:
Beginning of year	511,176,754	454,126,378

End of year	$531,423,663	$511,176,754

See Notes to Financial Statements.

1019

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025		2024		2023		2022		2021
Net asset value, beginning of year	$18.59		$17.69		$14.61		$20.07		$17.16

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.13)		(0.12	)(2)	(0.08	)(1)	(0.08)		(0.13)
Net realized and unrealized gain (loss)	1.20		2.75		3.34		(5.35)		3.35

Total from investment operations	1.07		2.63		3.26		(5.43)		3.22

Less distributions:
Distributions from net realized gains	(2.47)		(1.73)		(0.18)		(0.03)		(0.31)

Net asset value, end of year	$17.19		$18.59		$17.69		$14.61		$20.07

Total return	5.60%		14.48%		22.32%		(27.04)%		18.83%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$531,424		$511,177		$454,126		$376,260		$513,684
Ratio of expenses to average net assets:
After waivers (f)	1.10	%(j)	1.10	%(j)	1.10	%(j)	1.10	%(j)	1.10	%(j)
Before waivers (f)	1.23%		1.23%		1.24%		1.23%		1.22%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.68)%		(0.63	)%(bb)	(0.48	)%(aa)	(0.50)%		(0.72)%
Before waivers (f)	(0.81)%		(0.76	)%(bb)	(0.62	)%(aa)	(0.62)%		(0.83)%
Portfolio turnover rate^	60%		41%		30%		41%		9%
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.08) for Class IB.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $(0.13) for Class IB.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for the class would have been 0.05% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for the class would have been 0.07% lower.

See Notes to Financial Statements.

1020

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (14.0%)
Interactive Media & Services (14.0%)
Alphabet, Inc., Class A	368,092	$115,212,796
Meta Platforms, Inc., Class A	89,142	58,841,743

Total Communication Services		174,054,539

Financials (0.5%)
Insurance (0.5%)
Aon plc, Class A	16,720	5,900,154

Total Financials		5,900,154

Industrials (2.7%)
Industrial Conglomerates (2.0%)
Hitachi Ltd.	791,500	24,769,746

Professional Services (0.7%)
Verisk Analytics, Inc.	39,060	8,737,331

Total Industrials		33,507,077

Information Technology (81.9%)
Communications Equipment (2.1%)
Arista Networks, Inc.*	111,904	14,662,781
Cisco Systems, Inc.	147,263	11,343,669

		26,006,450

Electronic Equipment, Instruments & Components (2.5%)
Amphenol Corp., Class A	66,625	9,003,702
CDW Corp.	30,645	4,173,849
Coherent Corp.*	60,001	11,074,385
Corning, Inc.	85,875	7,519,215

		31,771,151

IT Services (12.3%)
Accenture plc, Class A	90,203	24,201,465
EPAM Systems, Inc.*	69,862	14,313,327
International Business Machines Corp.	89,830	26,608,544
MongoDB, Inc.*	25,656	10,767,567
Shopify, Inc., Class A*	392,959	63,254,610
Snowflake, Inc., Class A*	65,471	14,361,718

		153,507,231

Semiconductors & Semiconductor Equipment (30.9%)
Advanced Micro Devices, Inc.*	190,046	40,700,251
Analog Devices, Inc.	16,491	4,472,359
Applied Materials, Inc.	85,888	22,072,357
Broadcom, Inc.	278,810	96,496,141
Globalwafers Co. Ltd.	690,000	8,915,835
Intel Corp.*	96,096	3,545,942
KLA Corp.	14,571	17,704,931
Lam Research Corp.	183,840	31,469,731
NVIDIA Corp.	664,609	123,949,579
Taiwan Semiconductor Manufacturing Co. Ltd.	448,000	22,100,221
Teradyne, Inc.	73,149	14,158,721

		385,586,068

Software (25.0%)
Atlassian Corp., Class A*	34,048	5,520,543
Autodesk, Inc.*	29,947	8,864,611
Cadence Design Systems, Inc.*	49,520	15,478,962
Constellation Software, Inc.	6,557	15,771,578
Crowdstrike Holdings, Inc., Class A*	50,798	23,812,070
Datadog, Inc., Class A*	91,631	12,460,900
Figma, Inc., Class A*	2,053	76,721
Guidewire Software, Inc.*	3,909	785,748
HubSpot, Inc.*	20,336	8,160,837
Intuit, Inc.	33,980	22,509,032
JFrog Ltd.*	190,063	11,871,335
Microsoft Corp.	215,056	104,005,383
Oracle Corp.	150,936	29,418,936
Palantir Technologies, Inc., Class A*	60,883	10,821,953
Pegasystems, Inc.	287,217	17,152,599
ServiceTitan, Inc., Class A*	71,592	7,624,548
Tyler Technologies, Inc.*	24,416	11,083,643
Vertex, Inc., Class A*	101,320	2,023,360
Zscaler, Inc.*	17,017	3,827,464

		311,270,223

Technology Hardware, Storage & Peripherals (9.1%)
Apple, Inc.	387,357	105,306,874
Seagate Technology Holdings plc	30,616	8,431,340

		113,738,214

Total Information Technology		1,021,879,337

Total Common Stocks (99.1%) (Cost $768,662,582)		1,235,341,107

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40 (r)* (Cost $—)	4,387	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.5%)
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	6,918,637	6,921,404

Total Short-Term Investments (0.5%) (Cost $6,920,887)		6,921,404

Total Investments in Securities (99.6%) (Cost $775,583,469)		1,242,262,511
Other Assets Less Liabilities (0.4%)		4,784,649

Net Assets (100%)		$1,247,047,160

*	Non-income producing.
(r)	Fair value determined using significant unobservable inputs.

See Notes to Financial Statements.

1021

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$174,054,539	$—	$—		$174,054,539
Financials	5,900,154	—	—		5,900,154
Industrials	8,737,331	24,769,746	—		33,507,077
Information Technology	990,863,281	31,016,056	—		1,021,879,337
Short-Term Investments
Investment Companies	6,921,404	—	—		6,921,404
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$1,186,476,709	$55,785,802	$—		$1,242,262,511

Total Liabilities	$—	$—	$—		$—

Total	$1,186,476,709	$55,785,802	$—		$1,242,262,511

(a)	Value is zero.

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$772,022,017
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$762,719,208

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$483,645,727
Aggregate gross unrealized depreciation	(17,281,174)

Net unrealized appreciation	$466,364,553

Federal income tax cost of investments in securities and derivative instruments, if applicable	$775,897,958

See Notes to Financial Statements.

1022

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (Cost $775,583,469)	$1,242,262,511
Cash	6,200,000
Receivable for Portfolio shares sold	798,000
Dividends, interest and other receivables	254,838
Other assets	5,598

Total assets	1,249,520,947

LIABILITIES
Payable for Portfolio shares repurchased	1,252,150
Investment management fees payable	778,750
Distribution fees payable – Class IB	266,727
Administrative fees payable	95,806
Accrued expenses	80,354

Total liabilities	2,473,787

Commitments and contingent liabilities^
NET ASSETS	$1,247,047,160

Net assets were comprised of:
Paid in capital	$746,033,771
Total distributable earnings (loss)	501,013,389

Net assets	$1,247,047,160

Class IB
Net asset value, offering and redemption price per share, $1,247,047,160 / 30,152,299 shares outstanding (unlimited amount authorized: $0.01 par value)	$41.36

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $75,174 foreign withholding tax)	$6,641,749
Interest	252,465

Total income	6,894,214

EXPENSES
Investment management fees	8,238,928
Distribution fees – Class IB	2,808,543
Administrative fees	1,016,780
Professional fees	101,675
Custodian fees	74,800
Printing and mailing expenses	64,938
Trustees’ fees	36,674
Miscellaneous	24,325

Total expenses	12,366,663

NET INVESTMENT INCOME (LOSS)	(5,472,449)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	134,465,874
Foreign currency transactions	(13,612)

Net realized gain (loss)	134,452,262

Change in unrealized appreciation (depreciation) on:
Investments in securities	47,022,496
Foreign currency translations	43

Net change in unrealized appreciation (depreciation)	47,022,539

NET REALIZED AND UNREALIZED GAIN (LOSS)	181,474,801

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$176,002,352

See Notes to Financial Statements.

1023

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(5,472,449)	$(3,927,211)
Net realized gain (loss)	134,452,262	127,658,269
Net change in unrealized appreciation (depreciation)	47,022,539	153,064,956

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	176,002,352	276,796,014

Distributions to shareholders:
Class IB	(111,272,547)	(107,963,404)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 4,247,841 and 4,072,171 shares, respectively ]	169,109,414	155,230,355
Capital shares issued in reinvestment of dividends [ 2,666,348 and 2,683,109 shares ]	111,272,547	107,963,404
Capital shares repurchased [ (4,159,623) and (3,040,187) shares, respectively ]	(167,086,346)	(115,928,925)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	113,295,615	147,264,834

TOTAL INCREASE (DECREASE) IN NET ASSETS	178,025,420	316,097,444
NET ASSETS:
Beginning of year	1,069,021,740	752,924,296

End of year	$1,247,047,160	$1,069,021,740

See Notes to Financial Statements.

1024

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025		2024		2023		2022		2021
Net asset value, beginning of year	$39.02		$31.79		$20.63		$33.36		$32.15

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.20)		(0.16)		(0.07)		(0.16)		(0.31)
Net realized and unrealized gain (loss)	6.53		11.76		11.23		(11.91)		4.69

Total from investment operations	6.33		11.60		11.16		(12.07)		4.38

Less distributions:
Distributions from net realized gains	(3.99)		(4.37)		—		(0.66)		(3.17)

Net asset value, end of year	$41.36		$39.02		$31.79		$20.63		$33.36

Total return	16.24%		36.09%		54.10%		(36.29)%		13.76%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,247,047		$1,069,022		$752,924		$485,538		$750,442
Ratio of expenses to average net assets:
After waivers (f)	1.10	%(j)	1.11	%(k)	1.13	%(m)	1.13	%(m)	1.12	%(o)
Before waivers (f)	1.10%		1.11%		1.14%		1.13%		1.12%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.49)%		(0.42)%		(0.27)%		(0.63)%		(0.88)%
Before waivers (f)	(0.49)%		(0.42)%		(0.28)%		(0.63)%		(0.88)%
Portfolio turnover rate^	69%		51%		47%		29%		40%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.11% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.13% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.12% for Class IB.

See Notes to Financial Statements.

1025

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Industrials (0.3%)
Electrical Equipment (0.3%)
Generac Holdings, Inc.*	4,622	$630,302

Total Industrials		630,302

Utilities (98.3%)
Electric Utilities (59.7%)
Alliant Energy Corp.	95,943	6,237,254
American Electric Power Co., Inc.	76,036	8,767,711
Constellation Energy Corp.	55,252	19,518,874
Duke Energy Corp.	9,222	1,080,911
Edison International	127,125	7,630,042
EDP SA	470,474	2,164,608
Enel SpA	250,191	2,610,055
Entergy Corp.	52,179	4,822,905
NextEra Energy, Inc.	318,450	25,565,166
OGE Energy Corp.	64,422	2,750,819
PG&E Corp.	832,838	13,383,707
Pinnacle West Capital Corp.	59,710	5,296,277
Portland General Electric Co.	76,677	3,679,729
PPL Corp.	225,828	7,908,497
Southern Co. (The)	98,728	8,609,082
SSE plc	203,413	5,974,612
Xcel Energy, Inc.	160,321	11,841,309

		137,841,558

Gas Utilities (2.0%)
Atmos Energy Corp.	24,467	4,101,403
Spire, Inc.	7,298	603,545

		4,704,948

Independent Power and Renewable Electricity Producers (9.1%)
EDP Renovaveis SA	319,682	4,523,311
RWE AG	129,758	6,901,770
Vistra Corp.	60,005	9,680,607

		21,105,688

Multi-Utilities (26.3%)
Ameren Corp.	87,367	8,724,469
CenterPoint Energy, Inc.	46,210	1,771,691
Dominion Energy, Inc.	152,106	8,911,891
DTE Energy Co.	69,615	8,978,943
E.ON SE	83,758	1,587,223
National Grid plc	194,924	2,999,266
NiSource, Inc.	111,307	4,648,180
Public Service Enterprise Group, Inc.	99,420	7,983,426
Sempra	129,029	11,391,970
Veolia Environnement SA	33,454	1,168,446
WEC Energy Group, Inc.	23,002	2,425,791

		60,591,296

Water Utilities (1.2%)
United Utilities Group plc	165,478	2,663,289

Total Utilities		226,906,779

Total Common Stocks (98.6%) (Cost $163,755,819)		227,537,081

CONVERTIBLE PREFERRED STOCK:
Utilities (0.2%)
Electric Utilities (0.2%)
Southern Co. (The) 7.125%*	11,400	574,104

Total Convertible Preferred Stock (0.2%) (Cost $570,000)		574,104

Total Investments in Securities (98.8%) (Cost $164,325,819)		228,111,185
Other Assets Less Liabilities (1.2%)		2,742,905

Net Assets (100%)		$230,854,090

*	Non-income producing.

Glossary:

EUR	— European Currency Unit
GBP	— British Pound
USD	— United States Dollar

See Notes to Financial Statements.

1026

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EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Forward Foreign Currency Contracts outstanding as of December 31, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	270,659	USD	315,524	HSBC Bank plc	1/16/2026	2,723
EUR	953,294	USD	1,107,832	Morgan Stanley	1/16/2026	13,073
EUR	36,553	USD	42,656	State Street Bank & Trust	1/16/2026	323
GBP	77,561	USD	103,851	Citibank NA	1/16/2026	697
GBP	292,847	USD	390,610	Royal Bank of Scotland	1/16/2026	4,129
USD	830,566	EUR	705,451	State Street Bank & Trust	1/16/2026	1,081

Total unrealized appreciation						22,026

EUR	395,485	USD	465,464	Goldman Sachs International	1/16/2026	(443)
EUR	1,777,081	USD	2,097,325	Morgan Stanley	1/16/2026	(7,793)
USD	1,056,766	EUR	914,547	HSBC Bank plc	1/16/2026	(18,578)
USD	519,398	EUR	446,376	Morgan Stanley	1/16/2026	(5,462)
USD	13,731,468	EUR	11,772,692	UBS AG	1/16/2026	(111,129)
USD	6,452,645	GBP	4,852,510	Citibank NA	1/16/2026	(88,218)
USD	663,577	GBP	494,543	HSBC Bank plc	1/16/2026	(3,034)
USD	173,366	GBP	131,238	Morgan Stanley	1/16/2026	(3,534)
USD	102,203	GBP	77,594	Royal Bank of Scotland	1/16/2026	(2,388)
USD	676,879	GBP	511,750	State Street Bank & Trust	1/16/2026	(12,926)

Total unrealized depreciation						(253,505)

Net unrealized depreciation						(231,479)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Industrials	$630,302	$—	$—	$630,302
Utilities	196,314,199	30,592,580	—	226,906,779
Convertible Preferred Stocks
Utilities	574,104	—	—	574,104
Forward Currency Contracts	$—	$22,026	$—	$22,026

Total Assets	$197,518,605	$30,614,606	$—	$228,133,211

Liabilities:
Forward Currency Contracts	$—	$(253,505)	$—	$(253,505)

Total Liabilities	$—	$(253,505)	$—	$(253,505)

Total	$197,518,605	$30,361,101	$—	$227,879,706

See Notes to Financial Statements.

1027

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EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	$22,026

Total		$22,026

	Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	$(253,505)

Total		$(253,505)

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(679,692)	$(679,692)

Total	$(679,692)	$(679,692)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(1,646,312)	$(1,646,312)

Total	$(1,646,312)	$(1,646,312)

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$2,674,000
Average settlement value sold — in USD	25,726,000

See Notes to Financial Statements.

1028

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EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2025:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Citibank NA	$697	$(697)	$—	$—
HSBC Bank plc	2,723	(2,723)	—	—
Morgan Stanley	13,073	(13,073)	—	—
Royal Bank of Scotland	4,129	(2,388)	—	1,741
State Street Bank & Trust	1,404	(1,404)	—	—

Total	$22,026	$(20,285)	$—	$1,741

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Citibank NA	$88,218	$(697)	$—	$87,521
Goldman Sachs International	443	—	—	443
HSBC Bank plc	21,612	(2,723)	—	18,889
Morgan Stanley	16,789	(13,073)	—	3,716
Royal Bank of Scotland	2,388	(2,388)	—	—
State Street Bank & Trust	12,926	(1,404)	—	11,522
UBS AG	111,129	—	—	111,129

Total	$253,505	$(20,285)	$—	$233,220

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$43,417,069
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$48,384,446

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$63,962,802
Aggregate gross unrealized depreciation	(3,629,732)

Net unrealized appreciation	$60,333,070

Federal income tax cost of investments in securities and derivative instruments, if applicable	$167,546,636

See Notes to Financial Statements.

1029

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EQ/MFS UTILITIES SERIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (Cost $164,325,819)	$228,111,185
Cash	2,631,038
Foreign cash (Cost $7)	7
Dividends, interest and other receivables	740,128
Receivable for Portfolio shares sold	57,215
Unrealized appreciation on forward foreign currency contracts	22,026
Other assets	2,746

Total assets	231,564,345

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	253,505
Payable for Portfolio shares repurchased	215,582
Investment management fees payable	120,785
Distribution fees payable – Class IB	49,022
Administrative fees payable	17,613
Accrued expenses	53,748

Total liabilities	710,255

Commitments and contingent liabilities^
NET ASSETS	$230,854,090

Net assets were comprised of:
Paid in capital	$169,969,405
Total distributable earnings (loss)	60,884,685

Net assets	$230,854,090

Class IB
Net asset value, offering and redemption price per share, $230,787,044 / 5,679,538 shares outstanding (unlimited amount authorized: $0.01 par value)	$40.63

Class K
Net asset value, offering and redemption price per share, $67,046 / 1,610 shares outstanding (unlimited amount authorized: $0.01 par value)†	$41.65

^	See Note 2 in Notes to the Financial Statements.
†	Net asset value amounts may not recalculate due to rounding of net assets and/or shares outstanding

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $168,760 foreign withholding tax)	$6,364,147
Interest	114,813

Total income	6,478,960

EXPENSES
Investment management fees	1,612,394
Distribution fees – Class IB	552,032
Administrative fees	200,055
Professional fees	80,646
Custodian fees	46,000
Printing and mailing expenses	26,512
Trustees’ fees	7,457
Miscellaneous	17,740

Gross expenses	2,542,836
Less: Waiver from investment manager	(223,263)

Net expenses	2,319,573

NET INVESTMENT INCOME (LOSS)	4,159,387

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	2,820,472
Forward foreign currency contracts	(679,692)
Foreign currency transactions	(3,249)

Net realized gain (loss)	2,137,531

Change in unrealized appreciation (depreciation) on:
Investments in securities	25,341,522
Forward foreign currency contracts	(1,646,312)
Foreign currency translations	22,384

Net change in unrealized appreciation (depreciation)	23,717,594

NET REALIZED AND UNREALIZED GAIN (LOSS)	25,855,125

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,014,512

See Notes to Financial Statements.

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EQ/MFS UTILITIES SERIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,159,387	$3,999,536
Net realized gain (loss)	2,137,531	2,464,990
Net change in unrealized appreciation (depreciation)	23,717,594	15,727,181

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	30,014,512	22,191,707

Distributions to shareholders:
Class IB	(8,252,540)	(6,243,801)
Class K	(2,463)	(1,820)

Total distributions to shareholders	(8,255,003)	(6,245,621)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 576,386 and 410,208 shares, respectively ]	22,895,155	14,886,010
Capital shares issued in reinvestment of dividends and distributions [ 202,808 and 165,524 shares, respectively ]	8,252,540	6,243,801
Capital shares repurchased [ (816,175) and (889,836) shares, respectively ]	(32,183,879)	(32,146,439)

Total Class IB transactions	(1,036,184)	(11,016,628)

Class K
Capital shares sold [ 53 and 58 shares, respectively ]	2,112	2,132
Capital shares issued in reinvestment of dividends and distributions [ 59 and 47 shares, respectively ]	2,463	1,820
Capital shares repurchased [ (49) and (41) shares, respectively ]	(2,006)	(1,518)

Total Class K transactions	2,569	2,434

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,033,615)	(11,014,194)

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,725,894	4,931,892
NET ASSETS:
Beginning of year	210,128,196	205,196,304

End of year	$230,854,090	$210,128,196

See Notes to Financial Statements.

1031

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EQ/MFS UTILITIES SERIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025		2024		2023		2022		2021
Net asset value, beginning of year	$36.75		$34.02		$36.27		$39.09		$35.38

Income (loss) from investment operations:
Net investment income (loss) (e)	0.74		0.69		0.77		0.56		0.70
Net realized and unrealized gain (loss)	4.63		3.16		(1.62)		(0.33)		4.20

Total from investment operations	5.37		3.85		(0.85)		0.23		4.90

Less distributions:
Dividends from net investment income	(1.01)		(0.56)		(0.74)		(1.72)		(0.46)
Distributions from net realized gains	(0.48)		(0.56)		(0.66)		(1.33)		(0.73)

Total dividends and distributions	(1.49)		(1.12)		(1.40)		(3.05)		(1.19)

Net asset value, end of year	$40.63		$36.75		$34.02		$36.27		$39.09

Total return	14.65%		11.24%		(2.36)%		0.42%		13.92%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$230,787		$210,070		$205,145		$223,243		$219,669
Ratio of expenses to average net assets:
After waivers (f)	1.05	%(j)	1.05	%(j)	1.05	%(j)	1.05	%(j)	1.05	%(j)
Before waivers (f)	1.15%		1.15%		1.16%		1.15%		1.15%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.88%		1.92%		2.19%		1.46%		1.90%
Before waivers (f)	1.78%		1.81%		2.08%		1.37%		1.80%
Portfolio turnover rate^	20%		11%		18%		29%		19%

	Year Ended December 31,
Class K	2025		2024		2023		2022		2021
Net asset value, beginning of year	$37.63		$34.80		$37.07		$39.87		$36.05

Income (loss) from investment operations:
Net investment income (loss) (e)	0.86		0.80		0.86		0.67		0.81
Net realized and unrealized gain (loss)	4.75		3.24		(1.65)		(0.33)		4.28

Total from investment operations	5.61		4.04		(0.79)		0.34		5.09

Less distributions:
Dividends from net investment income	(1.11)		(0.65)		(0.82)		(1.81)		(0.54)
Distributions from net realized gains	(0.48)		(0.56)		(0.66)		(1.33)		(0.73)

Total dividends and distributions	(1.59)		(1.21)		(1.48)		(3.14)		(1.27)

Net asset value, end of year	$41.65		$37.63		$34.80		$37.07		$39.87

Total return	14.94%		11.53%		(2.13)%		0.70%		14.20%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$67		$58		$52		$64		$64
Ratio of expenses to average net assets:
After waivers (f)	0.80	%(j)	0.80	%(j)	0.80	%(j)	0.80	%(j)	0.80	%(j)
Before waivers (f)	0.90%		0.90%		0.91%		0.90%		0.90%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.13%		2.16%		2.41%		1.71%		2.15%
Before waivers (f)	2.03%		2.06%		2.30%		1.62%		2.05%
Portfolio turnover rate^	20%		11%		18%		29%		19%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.05% for Class IB and 0.80% for Class K.

See Notes to Financial Statements.

1032

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EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.0%)
Diversified Telecommunication Services (0.3%)
Frontier Communications Parent, Inc.*	203,798	$7,758,590

Entertainment (0.1%)
Warner Music Group Corp., Class A	118,765	3,642,523

Interactive Media & Services (0.6%)
Pinterest, Inc., Class A*	485,066	12,558,359
ZoomInfo Technologies, Inc., Class A*	223,225	2,270,198

		14,828,557

Media (1.0%)
EchoStar Corp., Class A (x)*	109,588	11,912,216
New York Times Co. (The), Class A	131,531	9,130,882
Nexstar Media Group, Inc., Class A	23,207	4,712,181

		25,755,279

Total Communication Services		51,984,949

Consumer Discretionary (11.4%)
Automobile Components (1.1%)
Autoliv, Inc.	56,895	6,753,437
BorgWarner, Inc.	174,157	7,847,514
Gentex Corp.	178,239	4,147,622
Goodyear Tire & Rubber Co. (The)*	232,961	2,040,738
Lear Corp.	42,227	4,839,214
Visteon Corp.	22,213	2,112,456

		27,740,981

Automobiles (0.2%)
Harley-Davidson, Inc.	96,178	1,970,687
Thor Industries, Inc.	42,848	4,399,204

		6,369,891

Broadline Retail (0.4%)
Macy’s, Inc.	218,588	4,819,866
Ollie’s Bargain Outlet Holdings, Inc.*	49,912	5,470,854

		10,290,720

Diversified Consumer Services (1.0%)
Duolingo, Inc., Class A*	32,575	5,716,913
Graham Holdings Co., Class B	2,766	3,038,728
Grand Canyon Education, Inc.*	22,494	3,740,977
H&R Block, Inc.	102,921	4,485,297
Service Corp. International	114,120	8,897,936

		25,879,851

Hotels, Restaurants & Leisure (2.5%)
Aramark	213,984	7,887,450
Boyd Gaming Corp.	47,063	4,011,650
Cava Group, Inc.*	81,204	4,765,863
Choice Hotels International, Inc. (x)	16,826	1,602,845
Churchill Downs, Inc.	53,927	6,135,814
Hilton Grand Vacations, Inc.*	48,748	2,181,473
Hyatt Hotels Corp., Class A	34,044	5,457,934
Planet Fitness, Inc., Class A*	67,556	7,327,799
Texas Roadhouse, Inc., Class A	53,849	8,938,934
Travel + Leisure Co.	52,366	3,693,374
Vail Resorts, Inc. (x)	29,269	3,886,923
Wingstop, Inc.	22,621	5,394,882
Wyndham Hotels & Resorts, Inc.	61,506	4,647,394

		65,932,335

Household Durables (1.8%)
KB Home	52,725	2,974,217
Somnigroup International, Inc.	170,884	15,256,524
Taylor Morrison Home Corp., Class A*	79,557	4,683,521
Toll Brothers, Inc.	78,464	10,609,902
TopBuild Corp.*	22,722	9,479,391
Whirlpool Corp. (x)	45,710	3,297,519

		46,301,074

Leisure Products (0.5%)
Brunswick Corp.	52,946	3,930,711
Mattel, Inc.*	253,019	5,019,897
Polaris, Inc. (x)	43,501	2,751,438
YETI Holdings, Inc.*	63,343	2,797,861

		14,499,907

Specialty Retail (3.4%)
Abercrombie & Fitch Co., Class A*	38,319	4,823,213
AutoNation, Inc.*	22,269	4,598,103
Bath & Body Works, Inc.	167,856	3,370,548
Burlington Stores, Inc.*	50,694	14,642,962
Chewy, Inc., Class A*	183,221	6,055,454
Dick’s Sporting Goods, Inc.	53,816	10,653,954
Five Below, Inc.*	44,893	8,456,045
Floor & Decor Holdings, Inc., Class A*	87,723	5,341,453
GameStop Corp., Class A (x)*	335,467	6,736,177
Gap, Inc. (The)	184,260	4,717,056
Lithia Motors, Inc., Class A	19,742	6,560,859
Murphy USA, Inc.	13,879	5,600,454
Penske Automotive Group, Inc.	15,012	2,376,250
RH*	12,513	2,241,704
Valvoline, Inc.*	103,483	3,007,216

		89,181,448

Textiles, Apparel & Luxury Goods (0.5%)
Capri Holdings Ltd.*	96,993	2,366,629
Columbia Sportswear Co.	20,619	1,135,901
Crocs, Inc.*	42,264	3,614,417
PVH Corp.	39,174	2,625,442
VF Corp.	267,192	4,830,831

		14,573,220

Total Consumer Discretionary		300,769,427

Consumer Staples (4.3%)
Beverages (0.5%)
Boston Beer Co., Inc. (The), Class A*	6,262	1,221,904
Celsius Holdings, Inc.*	130,113	5,951,369
Coca-Cola Consolidated, Inc.	46,051	7,059,618

		14,232,891

Consumer Staples Distribution & Retail (2.7%)
Albertsons Cos., Inc., Class A	321,974	5,528,293
BJ’s Wholesale Club Holdings, Inc.*	107,259	9,656,528
Casey’s General Stores, Inc.	30,269	16,729,979
Maplebear, Inc.*	149,608	6,729,368
Performance Food Group Co.*	127,659	11,479,097
Sprouts Farmers Market, Inc.*	79,267	6,315,202

See Notes to Financial Statements.

1033

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EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
US Foods Holding Corp.*	181,494	$13,670,128

		70,108,595

Food Products (0.8%)
Darling Ingredients, Inc.*	128,778	4,636,008
Flowers Foods, Inc.	171,918	1,870,468
Ingredion, Inc.	51,719	5,702,537
Marzetti Co. (The)	16,558	2,722,466
Pilgrim’s Pride Corp.	34,809	1,357,203
Post Holdings, Inc.*	38,915	3,854,531

		20,143,213

Personal Care Products (0.3%)
BellRing Brands, Inc.*	102,558	2,741,375
Coty, Inc., Class A*	299,047	921,065
e.l.f. Beauty, Inc.*	48,550	3,691,742

		7,354,182

Total Consumer Staples		111,838,881

Energy (3.9%)
Energy Equipment & Services (1.0%)
NOV, Inc.	296,942	4,641,203
TechnipFMC plc	329,316	14,674,321
Valaris Ltd.*	52,677	2,654,921
Weatherford International plc	58,395	4,569,993

		26,540,438

Oil, Gas & Consumable Fuels (2.9%)
Antero Midstream Corp.	271,411	4,828,402
Antero Resources Corp.*	238,585	8,221,639
Chord Energy Corp.	46,293	4,291,361
Civitas Resources, Inc.	62,500	1,693,125
CNX Resources Corp.*	109,766	4,036,096
DT Midstream, Inc.	82,772	9,906,153
HF Sinclair Corp.	127,288	5,865,431
Matador Resources Co.	95,098	4,035,959
Murphy Oil Corp.	109,230	3,413,438
Ovintiv, Inc.	206,176	8,080,037
PBF Energy, Inc., Class A	66,960	1,815,955
Permian Resources Corp.	565,279	7,930,864
Range Resources Corp.	192,887	6,801,196
Viper Energy, Inc., Class A	137,118	5,296,868

		76,216,524

Total Energy		102,756,962

Financials (16.6%)
Banks (6.5%)
Associated Banc-Corp.	133,098	3,428,605
Bank OZK	86,198	3,966,832
Cadence Bank	151,641	6,496,300
Columbia Banking System, Inc.	243,511	6,806,132
Comerica, Inc.	103,994	9,040,198
Commerce Bancshares, Inc.	105,265	5,509,570
Cullen/Frost Bankers, Inc.	52,054	6,591,598
East West Bancorp, Inc.	112,007	12,588,467
First Financial Bankshares, Inc.	106,090	3,168,908
First Horizon Corp.	400,853	9,580,387
Flagstar Bank NA	243,693	3,068,095
FNB Corp.	291,556	4,985,608
Glacier Bancorp, Inc.	104,726	4,613,180
Hancock Whitney Corp.	68,068	4,334,570
Home BancShares, Inc.	148,803	4,133,747
International Bancshares Corp.	44,028	2,925,220
Old National Bancorp	283,131	6,316,653
Pinnacle Financial Partners, Inc.	62,619	5,974,479
Prosperity Bancshares, Inc.	77,332	5,344,415
SouthState Bank Corp.	81,828	7,700,833
Synovus Financial Corp.	113,009	5,656,101
Texas Capital Bancshares, Inc.*	37,158	3,364,285
UMB Financial Corp.	58,124	6,686,585
United Bankshares, Inc.	114,044	4,379,290
Valley National Bancorp	390,411	4,560,001
Webster Financial Corp.	131,304	8,264,274
Western Alliance Bancorp	84,031	7,064,486
Wintrust Financial Corp.	54,520	7,622,986
Zions Bancorp NA	120,193	7,036,098

		171,207,903

Capital Markets (3.0%)
Affiliated Managers Group, Inc.	22,900	6,601,612
Carlyle Group, Inc. (The)	211,252	12,487,106
Evercore, Inc., Class A	31,487	10,713,452
Federated Hermes, Inc., Class B	60,162	3,132,635
Hamilton Lane, Inc., Class A	33,423	4,489,043
Houlihan Lokey, Inc., Class A	44,380	7,730,552
Janus Henderson Group plc	100,606	4,785,828
Jefferies Financial Group, Inc.	134,344	8,325,298
Morningstar, Inc.	19,420	4,220,160
SEI Investments Co.	75,754	6,213,343
Stifel Financial Corp.	82,897	10,380,362

		79,079,391

Consumer Finance (0.7%)
Ally Financial, Inc.	228,212	10,335,721
FirstCash Holdings, Inc.	31,618	5,039,277
SLM Corp.	165,292	4,472,802

		19,847,800

Financial Services (1.7%)
Corebridge Financial, Inc.	217,640	6,566,199
Equitable Holdings, Inc.‡	233,263	11,114,982
Essent Group Ltd.	78,694	5,115,897
Euronet Worldwide, Inc.*	31,832	2,422,733
MGIC Investment Corp.	182,145	5,322,277
Shift4 Payments, Inc., Class A (x)*	55,004	3,463,602
Voya Financial, Inc.	77,471	5,770,815
WEX, Inc.*	27,914	4,158,627

		43,935,132

Insurance (4.0%)
American Financial Group, Inc.	56,356	7,702,738
Brighthouse Financial, Inc.*	46,542	3,015,456
CNO Financial Group, Inc.	77,627	3,296,819
F&G Annuities & Life, Inc.	12,581	388,124
Fidelity National Financial, Inc.	207,475	11,326,060
First American Financial Corp.	82,956	5,096,817
Hanover Insurance Group, Inc. (The)	28,969	5,294,664
Kemper Corp.	47,663	1,932,258
Kinsale Capital Group, Inc.	17,991	7,036,640
Old Republic International Corp.	185,331	8,458,507
Primerica, Inc.	25,982	6,712,709
Reinsurance Group of America, Inc.	53,497	10,884,500
RenaissanceRe Holdings Ltd.	37,538	10,554,184

See Notes to Financial Statements.

1034

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
RLI Corp.	74,764	$4,783,401
Ryan Specialty Holdings, Inc., Class A	92,255	4,763,126
Selective Insurance Group, Inc.	49,178	4,114,723
Unum Group	125,325	9,712,687

		105,073,413

Mortgage Real Estate Investment Trusts (REITs) (0.7%)
Annaly Capital Management, Inc. (REIT)	556,048	12,433,233
Starwood Property Trust, Inc. (REIT)	283,394	5,103,926

		17,537,159

Total Financials		436,680,798

Health Care (8.8%)
Biotechnology (2.6%)
BioMarin Pharmaceutical, Inc.*	156,398	9,294,733
Cytokinetics, Inc.*	99,535	6,324,454
Exelixis, Inc.*	218,267	9,566,643
Halozyme Therapeutics, Inc.*	95,734	6,442,898
Neurocrine Biosciences, Inc.*	81,170	11,512,341
Roivant Sciences Ltd.*	356,701	7,740,412
United Therapeutics Corp.*	35,052	17,079,087

		67,960,568

Health Care Equipment & Supplies (1.4%)
Dentsply Sirona, Inc.	162,453	1,856,838
Envista Holdings Corp.*	133,858	2,906,057
Globus Medical, Inc., Class A*	90,697	7,918,755
Haemonetics Corp.*	38,108	3,054,356
Lantheus Holdings, Inc.*	53,984	3,592,635
LivaNova plc*	44,454	2,735,255
Masimo Corp.*	37,169	4,834,200
Penumbra, Inc.*	31,881	9,912,122

		36,810,218

Health Care Providers & Services (2.0%)
Chemed Corp.	11,531	4,933,654
Encompass Health Corp.	81,910	8,693,927
Ensign Group, Inc. (The)	46,824	8,156,741
HealthEquity, Inc.*	70,139	6,425,434
Hims & Hers Health, Inc. (x)*	169,581	5,506,295
Option Care Health, Inc.*	129,223	4,117,045
Tenet Healthcare Corp.*	71,546	14,217,621

		52,050,717

Health Care Technology (0.2%)
Doximity, Inc., Class A*	111,835	4,952,054

Life Sciences Tools & Services (1.9%)
Avantor, Inc.*	555,059	6,360,976
Bio-Rad Laboratories, Inc., Class A*	14,802	4,484,858
Bruker Corp.	90,296	4,253,845
Illumina, Inc.*	124,393	16,315,386
Medpace Holdings, Inc.*	18,116	10,174,851
Repligen Corp.*	43,076	7,058,433
Sotera Health Co.*	168,833	2,978,214

		51,626,563

Pharmaceuticals (0.7%)
Elanco Animal Health, Inc. (x)*	404,491	9,153,631
Jazz Pharmaceuticals plc*	49,468	8,409,560

		17,563,191

Total Health Care		230,963,311

Industrials (23.4%)
Aerospace & Defense (3.5%)
AeroVironment, Inc.*	25,900	6,264,951
ATI, Inc.*	110,605	12,693,030
BWX Technologies, Inc.	74,430	12,864,481
Carpenter Technology Corp.	40,557	12,768,966
Curtiss-Wright Corp.	30,020	16,549,125
Hexcel Corp.	64,806	4,789,164
Kratos Defense & Security Solutions, Inc.*	137,452	10,433,981
Woodward, Inc.	48,818	14,758,658

		91,122,356

Air Freight & Logistics (0.2%)
GXO Logistics, Inc.*	93,202	4,906,153

Building Products (1.8%)
AAON, Inc.	55,090	4,200,613
Advanced Drainage Systems, Inc.	58,242	8,435,189
Carlisle Cos., Inc.	33,936	10,854,769
Fortune Brands Innovations, Inc.	97,803	4,892,106
Owens Corning	66,912	7,488,122
Simpson Manufacturing Co., Inc.	33,751	5,449,774
Trex Co., Inc.*	87,315	3,063,010
UFP Industries, Inc.	47,426	4,318,137

		48,701,720

Commercial Services & Supplies (1.6%)
Brink’s Co. (The)	33,822	3,948,042
Clean Harbors, Inc.*	40,889	9,587,653
MSA Safety, Inc.	29,961	4,797,954
RB Global, Inc.	151,170	15,550,858
Tetra Tech, Inc.	212,818	7,137,916

		41,022,423

Construction & Engineering (2.3%)
AECOM	107,823	10,278,767
API Group Corp.*	301,340	11,529,268
Dycom Industries, Inc.*	23,571	7,964,641
Fluor Corp.*	131,217	5,200,130
MasTec, Inc.*	49,934	10,854,153
Sterling Infrastructure, Inc.*	25,008	7,658,200
Valmont Industries, Inc.	16,038	6,452,408

		59,937,567

Electrical Equipment (1.9%)
Acuity, Inc.	24,759	8,914,231
EnerSys	30,047	4,409,397
Nextpower, Inc., Class A*	120,800	10,522,888
nVent Electric plc	131,362	13,394,983
Regal Rexnord Corp.	54,047	7,583,875
Sensata Technologies Holding plc	118,596	3,948,061

		48,773,435

Ground Transportation (1.5%)
Avis Budget Group, Inc. (x)*	13,754	1,764,913
Knight-Swift Transportation Holdings, Inc., Class A	132,158	6,909,220
Landstar System, Inc.	27,960	4,017,852
Ryder System, Inc.	32,870	6,290,989
Saia, Inc.*	21,690	7,082,219
XPO, Inc.*	95,561	12,987,696

		39,052,889

See Notes to Financial Statements.

1035

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Machinery (5.4%)
AGCO Corp.	50,423	$5,260,127
Chart Industries, Inc.*	35,976	7,419,331
CNH Industrial NV	720,427	6,642,337
Crane Co.	39,856	7,350,642
Donaldson Co., Inc.	94,297	8,360,372
Esab Corp.	46,459	5,190,400
Flowserve Corp.	103,484	7,179,720
Graco, Inc.	134,971	11,063,573
ITT, Inc.	69,165	12,000,819
Lincoln Electric Holdings, Inc.	44,796	10,734,914
Middleby Corp. (The)*	37,726	5,608,724
Mueller Industries, Inc.	90,375	10,375,050
Oshkosh Corp.	51,494	6,469,191
RBC Bearings, Inc.*	25,627	11,491,916
SPX Technologies, Inc.*	40,571	8,116,634
Terex Corp.	53,404	2,850,706
Timken Co. (The)	51,603	4,341,360
Toro Co. (The)	79,271	6,240,213
Watts Water Technologies, Inc., Class A	22,312	6,158,558

		142,854,587

Marine Transportation (0.2%)
Kirby Corp.*	44,124	4,861,582

Passenger Airlines (0.5%)
Alaska Air Group, Inc.*	94,425	4,749,577
American Airlines Group, Inc.*	537,369	8,237,867

		12,987,444

Professional Services (2.9%)
Booz Allen Hamilton Holding Corp.	98,750	8,330,550
CACI International, Inc., Class A*	17,975	9,577,260
Concentrix Corp.	35,985	1,496,256
ExlService Holdings, Inc.*	129,197	5,483,121
Exponent, Inc.	40,612	2,820,909
FTI Consulting, Inc.*	24,638	4,208,910
Genpact Ltd.	130,535	6,106,427
KBR, Inc.	103,381	4,155,916
Maximus, Inc.	45,874	3,959,844
Parsons Corp. (x)*	43,346	2,678,783
Paylocity Holding Corp.*	35,860	5,468,650
Science Applications International Corp.	37,466	3,771,328
TransUnion	158,096	13,556,732
UL Solutions, Inc., Class A	61,264	4,831,279

		76,445,965

Trading Companies & Distributors (1.6%)
Applied Industrial Technologies, Inc.	30,706	7,884,380
Core & Main, Inc., Class A*	155,238	8,067,719
GATX Corp.	29,063	4,929,085
MSC Industrial Direct Co., Inc., Class A	37,243	3,132,136
Watsco, Inc.	28,431	9,579,825
WESCO International, Inc.	39,602	9,688,233

		43,281,378

Total Industrials		613,947,499

Information Technology (13.9%)
Communications Equipment (1.8%)
Ciena Corp.*	114,832	26,855,760
Lumentum Holdings, Inc.*	57,719	21,274,646

		48,130,406

Electronic Equipment, Instruments & Components (3.7%)
Arrow Electronics, Inc.*	41,935	4,620,398
Avnet, Inc.	66,209	3,183,329
Belden, Inc.	31,994	3,728,901
Cognex Corp.	136,440	4,909,111
Coherent Corp.*	127,938	23,613,517
Crane NXT Co.	40,202	1,892,308
Fabrinet*	29,166	13,278,696
Flex Ltd.*	301,043	18,189,018
IPG Photonics Corp.*	20,576	1,473,242
Littelfuse, Inc.	20,272	5,127,194
Novanta, Inc.*	29,124	3,465,465
TD SYNNEX Corp.	61,657	9,262,731
Vontier Corp.	118,124	4,391,850

		97,135,760

IT Services (1.4%)
ASGN, Inc.*	34,762	1,674,486
Kyndryl Holdings, Inc.*	186,072	4,942,072
Okta, Inc.*	137,141	11,858,582
Twilio, Inc., Class A*	123,426	17,556,114

		36,031,254

Semiconductors & Semiconductor Equipment (2.7%)
Allegro MicroSystems, Inc.*	100,970	2,663,589
Amkor Technology, Inc.	92,569	3,654,624
Cirrus Logic, Inc.*	41,543	4,922,845
Entegris, Inc.	123,416	10,397,798
Lattice Semiconductor Corp.*	111,356	8,193,574
MACOM Technology Solutions Holdings, Inc.*	52,138	8,930,197
MKS, Inc.	54,682	8,738,184
Onto Innovation, Inc.*	39,899	6,298,456
Rambus, Inc.*	87,637	8,052,964
Silicon Laboratories, Inc.*	26,745	3,495,572
Synaptics, Inc.*	31,741	2,349,469
Universal Display Corp.	35,994	4,203,379

		71,900,651

Software (3.7%)
Appfolio, Inc., Class A*	18,783	4,369,865
Bentley Systems, Inc., Class B	121,242	4,627,201
BILL Holdings, Inc.*	72,568	3,957,859
Blackbaud, Inc.*	29,857	1,890,545
Commvault Systems, Inc.*	35,896	4,499,922
Docusign, Inc.*	163,717	11,198,243
Dolby Laboratories, Inc., Class A	49,809	3,198,734
Dropbox, Inc., Class A*	141,996	3,947,489
Dynatrace, Inc.*	245,438	10,637,283
Guidewire Software, Inc.*	69,213	13,912,505
Manhattan Associates, Inc.*	49,055	8,501,722
Nutanix, Inc., Class A*	220,444	11,394,750
Pegasystems, Inc.	74,612	4,455,829
Qualys, Inc.*	29,192	3,879,617
UiPath, Inc., Class A*	342,524	5,613,968

		96,085,532

Technology Hardware, Storage & Peripherals (0.6%)
Pure Storage, Inc., Class A*	254,163	17,031,463

Total Information Technology		366,315,066

See Notes to Financial Statements.

1036

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Materials (5.4%)
Chemicals (1.3%)
Ashland, Inc.	37,209	$2,183,052
Avient Corp.	74,541	2,328,661
Axalta Coating Systems Ltd.*	173,678	5,611,536
Cabot Corp.	43,313	2,870,785
NewMarket Corp.	6,350	4,364,101
Olin Corp.	92,906	1,935,232
RPM International, Inc.	104,382	10,855,728
Scotts Miracle-Gro Co. (The)	36,194	2,111,920
Westlake Corp.	27,151	2,007,545

		34,268,560

Construction Materials (0.3%)
Eagle Materials, Inc.	26,103	5,394,968
Knife River Corp.*	46,130	3,245,245

		8,640,213

Containers & Packaging (1.1%)
AptarGroup, Inc.	53,420	6,515,103
Crown Holdings, Inc.	92,821	9,557,778
Graphic Packaging Holding Co.	240,257	3,618,270
Greif, Inc., Class A	21,305	1,442,349
Silgan Holdings, Inc.	71,399	2,882,378
Sonoco Products Co.	80,296	3,504,118

		27,519,996

Metals & Mining (2.5%)
Alcoa Corp.	210,820	11,202,975
Cleveland-Cliffs, Inc.*	463,793	6,159,171
Commercial Metals Co.	90,338	6,253,196
Hecla Mining Co.	545,520	10,468,529
MP Materials Corp. (x)*	109,654	5,539,720
Reliance, Inc.	42,566	12,296,041
Royal Gold, Inc.	65,959	14,662,026

		66,581,658

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	51,593	4,166,651

Total Materials		141,177,078

Real Estate (6.3%)
Diversified REITs (0.4%)
WP Carey, Inc. (REIT)	178,404	11,482,082

Health Care REITs (0.7%)
Healthcare Realty Trust, Inc. (REIT), Class A	286,258	4,852,073
Omega Healthcare Investors, Inc. (REIT)	240,587	10,667,628
Sabra Health Care REIT, Inc. (REIT)	202,993	3,844,687

		19,364,388

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT) (x)	162,735	1,702,208

Industrial REITs (1.0%)
EastGroup Properties, Inc. (REIT)	43,358	7,723,794
First Industrial Realty Trust, Inc. (REIT)	107,803	6,173,878
Rexford Industrial Realty, Inc. (REIT)	189,111	7,322,378
STAG Industrial, Inc. (REIT)	152,031	5,588,659

		26,808,709

Office REITs (0.5%)
COPT Defense Properties (REIT)	91,968	2,556,710
Cousins Properties, Inc. (REIT)	136,739	3,525,131
Kilroy Realty Corp. (REIT) (x)	88,607	3,311,244
Vornado Realty Trust (REIT)	131,334	4,370,796

		13,763,881

Real Estate Management & Development (0.5%)
Jones Lang LaSalle, Inc.*	38,421	12,927,514

Residential REITs (0.8%)
American Homes 4 Rent (REIT), Class A	265,405	8,519,500
Equity LifeStyle Properties, Inc. (REIT)	157,793	9,563,834
Independence Realty Trust, Inc. (REIT)	194,347	3,397,186

		21,480,520

Retail REITs (0.9%)
Agree Realty Corp. (REIT)	93,409	6,728,250
Brixmor Property Group, Inc. (REIT)	249,193	6,533,841
Kite Realty Group Trust (REIT)	176,255	4,224,832
NNN REIT, Inc. (REIT)	154,613	6,127,313

		23,614,236

Specialized REITs (1.4%)
CubeSmart (REIT)	185,642	6,692,394
EPR Properties (REIT)	61,985	3,093,051
Gaming and Leisure Properties, Inc. (REIT)	230,394	10,296,308
Lamar Advertising Co. (REIT), Class A	69,727	8,826,044
National Storage Affiliates Trust (REIT)	57,622	1,625,516
PotlatchDeltic Corp. (REIT)	57,888	2,302,785
Rayonier, Inc. (REIT)	120,883	2,617,117

		35,453,215

Total Real Estate		166,596,753

Utilities (3.3%)
Electric Utilities (0.8%)
IDACORP, Inc.	43,997	5,568,260
OGE Energy Corp.	164,006	7,003,056
Portland General Electric Co.	90,594	4,347,606
TXNM Energy, Inc.	79,804	4,698,860

		21,617,782

Gas Utilities (1.1%)
National Fuel Gas Co.	73,564	5,889,534
New Jersey Resources Corp.	81,776	3,771,509
ONE Gas, Inc.	48,845	3,773,276
Southwest Gas Holdings, Inc.	52,299	4,184,966
Spire, Inc.	48,052	3,973,900
UGI Corp.	174,967	6,549,015

		28,142,200

Independent Power and Renewable Electricity Producers (0.8%)
Ormat Technologies, Inc.	49,482	5,466,277
Talen Energy Corp.*	37,194	13,941,799

		19,408,076

Multi-Utilities (0.3%)
Black Hills Corp.	61,442	4,265,304
Northwestern Energy Group, Inc.	49,991	3,226,419

		7,491,723

See Notes to Financial Statements.

1037

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Water Utilities (0.3%)
Essential Utilities, Inc.	230,368	$8,836,916

Total Utilities		85,496,697

Total Common Stocks (99.3%) (Cost $1,680,926,472)		2,608,527,421

SHORT-TERM INVESTMENTS:
Investment Companies (0.7%)
Allspring Government Money Market Fund, Select Shares 3.72% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.65% (7 day yield) (xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	9,071,427	9,071,427
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 3.69% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		18,071,427

Total Short-Term Investments (0.7%) (Cost $18,071,427)		18,071,427

Total Investments in Securities (100.0%) (Cost $1,698,997,899)		2,626,598,848
Other Assets Less Liabilities (0.0%)†		(462,881)

Net Assets (100%)		$2,626,135,967

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $38,204,934. This was collateralized by $22,143,398 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.750%, maturing 1/29/26 – 8/15/55 and by cash of $18,091,273 of which $18,071,427 was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	233,263	12,682,598	204,637	(2,033,459)	616,760	(355,554)	11,114,982	269,349	—

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	47	3/2026	USD	15,628,440	(447,430)

					(447,430)

See Notes to Financial Statements.

1038

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$51,984,949	$—	$—	$51,984,949
Consumer Discretionary	300,769,427	—	—	300,769,427
Consumer Staples	111,838,881	—	—	111,838,881
Energy	102,756,962	—	—	102,756,962
Financials	436,680,798	—	—	436,680,798
Health Care	230,963,311	—	—	230,963,311
Industrials	613,947,499	—	—	613,947,499
Information Technology	366,315,066	—	—	366,315,066
Materials	141,177,078	—	—	141,177,078
Real Estate	166,596,753	—	—	166,596,753
Utilities	85,496,697	—	—	85,496,697
Short-Term Investments
Investment Companies	18,071,427	—	—	18,071,427

Total Assets	$2,626,598,848	$—	$—	$2,626,598,848

Liabilities:
Futures	$(447,430)	$—	$—	$(447,430)

Total Liabilities	$(447,430)	$—	$—	$(447,430)

Total	$2,626,151,418	$—	$—	$2,626,151,418

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(447,430	)*

Total		$(447,430)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(64,661)	$(64,661)

Total	$(64,661)	$(64,661)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$165,431	$165,431

Total	$165,431	$165,431

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

See Notes to Financial Statements.

1039

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EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$16,219,000

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$413,004,919
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$444,827,153

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,073,365,374
Aggregate gross unrealized depreciation	(146,343,110)

Net unrealized appreciation	$927,022,264

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,699,129,154

See Notes to Financial Statements.

1040

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EQ/MID CAP INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $7,940,273)	$11,114,982
Unaffiliated Issuers (Cost $1,691,057,626)	2,615,483,866
Cash	21,366,082
Dividends, interest and other receivables	2,396,461
Due from broker for futures variation margin	1,356,982
Receivable for Portfolio shares sold	431,528
Securities lending income receivable	12,989
Other assets	9,977

Total assets	2,652,172,867

LIABILITIES
Payable for return of collateral on securities loaned	18,071,427
Payable for securities purchased	5,613,968
Payable for Portfolio shares repurchased	845,250
Investment management fees payable	657,091
Distribution fees payable – Class IB	557,935
Administrative fees payable	202,103
Accrued expenses	89,126

Total liabilities	26,036,900

Commitments and contingent liabilities^
NET ASSETS	$2,626,135,967

Net assets were comprised of:
Paid in capital	$1,682,520,176
Total distributable earnings (loss)	943,615,791

Net assets	$2,626,135,967

Class IB
Net asset value, offering and redemption price per share, $2,604,272,413 / 162,752,391 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.00

Class K
Net asset value, offering and redemption price per share, $21,863,554 / 1,325,613 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.49

(x)	Includes value of securities on loan of $38,204,934.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends ($269,349 of dividend income received from affiliates) (net of $34,963 foreign withholding tax)	$36,888,430
Interest	737,442
Securities lending (net)	105,162

Total income	37,731,034

EXPENSES
Investment management fees	8,465,491
Distribution fees – Class IB	6,166,666
Administrative fees	2,252,812
Professional fees	144,886
Printing and mailing expenses	131,345
Custodian fees	96,900
Trustees’ fees	85,293
Miscellaneous	55,845

Gross expenses	17,399,238
Less: Waiver from investment manager	(1,000,737)
Voluntary waiver from investment manager	(526,336)

Net expenses	15,872,165

NET INVESTMENT INCOME (LOSS)	21,858,869

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($616,760 realized gain (loss) from affiliates)	126,721,505
Futures contracts	(64,661)

Net realized gain (loss)	126,656,844

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(355,554) of change in unrealized appreciation (depreciation) from affiliates)	17,764,128
Futures contracts	165,431

Net change in unrealized appreciation (depreciation)	17,929,559

NET REALIZED AND UNREALIZED GAIN (LOSS)	144,586,403

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$166,445,272

See Notes to Financial Statements.

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EQ/MID CAP INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$21,858,869	$21,051,024
Net realized gain (loss)	126,656,844	167,630,998
Net change in unrealized appreciation (depreciation)	17,929,559	117,158,993

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	166,445,272	305,841,015

Distributions to shareholders:
Class IB	(173,827,238)	(180,636,594)
Class K	(1,497,157)	(1,681,948)

Total distributions to shareholders	(175,324,395)	(182,318,542)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 145,898 shares, respectively ]	—	2,370,291
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (8,080,367) shares, respectively ]	—	(133,213,293)
Capital shares repurchased [ 0 and (562,034) shares, respectively ]	—	(9,104,851)

Total Class IA transactions	—	(139,947,853)

Class IB
Capital shares sold [ 12,670,768 and 7,736,407 shares, respectively ]	205,183,969	126,327,405
Capital shares issued in connection with share class combination (Note 1) [ 0 and 8,280,090 shares, respectively ]	—	133,213,293
Capital shares issued in reinvestment of dividends and distributions [ 10,642,541 and 10,730,360 shares, respectively ]	173,827,238	180,636,594
Capital shares repurchased [ (16,422,886) and (15,996,867) shares, respectively ]	(263,618,498)	(262,321,994)

Total Class IB transactions	115,392,709	177,855,298

Class K
Capital shares sold [ 68,708 and 114,162 shares, respectively ]	1,125,147	1,923,610
Capital shares issued in reinvestment of dividends and distributions [ 88,923 and 97,156 shares, respectively ]	1,497,157	1,681,948
Capital shares repurchased [ (237,245) and (298,276) shares, respectively ]	(3,923,950)	(5,036,589)

Total Class K transactions	(1,301,646)	(1,431,031)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	114,091,063	36,476,414

TOTAL INCREASE (DECREASE) IN NET ASSETS	105,211,940	159,998,887
NET ASSETS:
Beginning of year	2,520,924,027	2,360,925,140

End of year	$2,626,135,967	$2,520,924,027

See Notes to Financial Statements.

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EQ/MID CAP INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025		2024		2023	2022	2021
Net asset value, beginning of year	$16.03		$15.20		$13.80	$17.25	$15.27

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.14		0.14	0.14	0.10
Net realized and unrealized gain (loss)	0.96		1.92		2.01	(2.48)	3.49

Total from investment operations	1.10		2.06		2.15	(2.34)	3.59

Less distributions:
Dividends from net investment income	(0.14)		(0.15)		(0.15)	(0.15)	(0.11)
Distributions from net realized gains	(0.99)		(1.08)		(0.60)	(0.96)	(1.50)

Total dividends and distributions	(1.13)		(1.23)		(0.75)	(1.11)	(1.61)

Net asset value, end of year	$16.00		$16.03		$15.20	$13.80	$17.25

Total return	6.80%		13.21%		15.77%	(13.60)%	23.87%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,604,272		$2,497,763		$2,205,336	$1,967,768	$2,367,101
Ratio of expenses to average net assets:
After waivers (f)	0.64	%(i)	0.65	%(i)	0.66%	0.66%	0.69%
Before waivers (f)	0.70%		0.71%		0.72%	0.71%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.88%		0.84%		0.96%	0.91%	0.58%
Before waivers (f)	0.81%		0.79%		0.90%	0.86%	0.57%
Portfolio turnover rate^	17%		17%		20%	14%	18%

	Year Ended December 31,
Class K	2025		2024		2023	2022	2021
Net asset value, beginning of year	$16.48		$15.60		$14.14	$17.64	$15.58

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19		0.18		0.18	0.18	0.15
Net realized and unrealized gain (loss)	0.99		1.97		2.07	(2.54)	3.56

Total from investment operations	1.18		2.15		2.25	(2.36)	3.71

Less distributions:
Dividends from net investment income	(0.18)		(0.19)		(0.19)	(0.18)	(0.15)
Distributions from net realized gains	(0.99)		(1.08)		(0.60)	(0.96)	(1.50)

Total dividends and distributions	(1.17)		(1.27)		(0.79)	(1.14)	(1.65)

Net asset value, end of year	$16.49		$16.48		$15.60	$14.14	$17.64

Total return	7.10%		13.44%		16.08%	(13.37)%	24.18%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$21,864		$23,161		$23,272	$22,777	$29,909
Ratio of expenses to average net assets:
After waivers (f)	0.39	%(i)	0.40	%(i)	0.41%	0.41%	0.44%
Before waivers (f)	0.45%		0.46%		0.47%	0.46%	0.45%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.12%		1.09%		1.20%	1.15%	0.83%
Before waivers (f)	1.06%		1.03%		1.14%	1.10%	0.82%
Portfolio turnover rate^	17%		17%		20%	14%	18%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(i)	Includes voluntary waiver from investment manager of 0.02%.

See Notes to Financial Statements.

1043

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EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.2%)
Diversified Telecommunication Services (0.1%)
AST SpaceMobile, Inc., Class A (x)*	1,410	$102,408
Frontier Communications Parent, Inc.*	19,305	734,941
GCI Liberty, Inc., Class A*	259	9,549
GCI Liberty, Inc., Class C*	2,050	76,281
Iridium Communications, Inc.	7,195	125,049
Liberty Global Ltd., Class A*	14,469	161,185
Liberty Global Ltd., Class C*	10,858	119,872

		1,329,285

Entertainment (1.3%)
Electronic Arts, Inc.	20,219	4,131,348
Liberty Live Holdings, Inc., Class A*	1,537	125,266
Liberty Live Holdings, Inc., Class C*	3,781	314,428
Liberty Media Corp.-Liberty Formula One, Class A*	1,427	127,545
Liberty Media Corp.-Liberty Formula One, Class C*	47,038	4,633,714
Madison Square Garden Sports Corp.*	1,313	339,607
Roku, Inc.*	9,079	984,981
Take-Two Interactive Software, Inc.*	9,632	2,466,081
TKO Group Holdings, Inc., Class A	3,129	653,961
Warner Bros Discovery, Inc.*	186,255	5,367,869

		19,144,800

Interactive Media & Services (0.2%)
IAC, Inc.*	55,172	2,157,225
Match Group, Inc.	19,548	631,205
Pinterest, Inc., Class A*	23,639	612,014
Trump Media & Technology Group Corp. (x)*	5,880	77,851
ZoomInfo Technologies, Inc., Class A*	22,582	229,659

		3,707,954

Media (0.6%)
Charter Communications, Inc., Class A*	6,705	1,399,669
DoubleVerify Holdings, Inc.*	6,100	69,784
Fox Corp., Class A	17,028	1,244,236
Fox Corp., Class B	11,735	761,954
Liberty Broadband Corp., Class A*	1,297	62,619
Liberty Broadband Corp., Class C*	7,045	342,387
New York Times Co. (The), Class A	12,708	882,189
News Corp., Class A	29,955	782,424
News Corp., Class B	10,222	302,878
Nexstar Media Group, Inc., Class A	2,183	443,258
NIQ Global Intelligence plc (x)*	1,747	28,808
Omnicom Group, Inc.	25,647	2,070,995
Sirius XM Holdings, Inc.	14,493	289,788

		8,680,989

Wireless Telecommunication Services (0.0%)†
Millicom International Cellular SA	7,965	441,580

Total Communication Services		33,304,608

Consumer Discretionary (6.8%)
Automobile Components (0.4%)
Aptiv plc*	17,359	1,320,846
BorgWarner, Inc.	17,113	771,112
Gentex Corp.	18,190	423,281
Goodyear Tire & Rubber Co. (The)*	278,000	2,435,280
Lear Corp.	4,113	471,350
QuantumScape Corp., Class A*	36,131	376,485

		5,798,354

Automobiles (0.4%)
Ford Motor Co.	312,291	4,097,258
Harley-Davidson, Inc.	8,727	178,816
Lucid Group, Inc., Class A (x)*	10,189	107,698
Rivian Automotive, Inc., Class A*	63,137	1,244,430
Thor Industries, Inc.	4,039	414,684

		6,042,886

Broadline Retail (0.3%)
Dillard’s, Inc., Class A (x)	258	156,436
eBay, Inc.	36,211	3,153,978
Etsy, Inc.*	3,471	192,432
Macy’s, Inc.	21,889	482,652
Ollie’s Bargain Outlet Holdings, Inc.*	4,747	520,319

		4,505,817

Distributors (0.2%)
Genuine Parts Co.	11,079	1,362,274
LKQ Corp.	21,216	640,723
Pool Corp.	2,149	491,584

		2,494,581

Diversified Consumer Services (0.3%)
ADT, Inc.	41,552	335,325
Bright Horizons Family Solutions, Inc.*	3,892	394,649
Grand Canyon Education, Inc.*	1,621	269,588
H&R Block, Inc.	8,451	368,295
OneSpaWorld Holdings Ltd.	97,572	2,023,643
Service Corp. International	10,824	843,947

		4,235,447

Hotels, Restaurants & Leisure (1.4%)
Aramark	20,619	760,016
Boyd Gaming Corp.	4,514	384,773
Brightstar Lottery plc	107,654	1,666,484
Caesars Entertainment, Inc.*	16,948	396,414
Carnival Corp.*	59,905	1,829,499
Choice Hotels International, Inc. (x)	1,497	142,604
Churchill Downs, Inc.	829	94,324
Darden Restaurants, Inc.	485	89,250
Domino’s Pizza, Inc.	1,764	735,270
Flutter Entertainment plc, Class DI*	2,171	466,852
Hyatt Hotels Corp., Class A	3,168	507,894
MGM Resorts International*	16,230	592,233
Norwegian Cruise Line Holdings Ltd.*	3,514	78,432
Penn Entertainment, Inc.*	11,270	166,233
Red Rock Resorts, Inc., Class A	110,365	6,837,112
Restaurant Brands International, Inc.	9,330	636,586
Travel + Leisure Co.	3,146	221,887
Vail Resorts, Inc.	593	78,750

See Notes to Financial Statements.

1044

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EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Wendy’s Co. (The) (x)	6,642	$55,328
Wyndham Hotels & Resorts, Inc.	41,278	3,118,966
Wynn Resorts Ltd.	6,077	731,245
Yum! Brands, Inc.	14,939	2,259,972

		21,850,124

Household Durables (1.3%)
Century Communities, Inc.	17,962	1,066,045
DR Horton, Inc.	21,064	3,033,848
Garmin Ltd.	13,134	2,664,232
Lennar Corp., Class A	16,269	1,672,453
Lennar Corp., Class B	1,024	97,403
Mohawk Industries, Inc.*	3,983	435,342
Newell Brands, Inc.	32,452	120,721
NVR, Inc.*	525	3,828,704
PulteGroup, Inc.	15,454	1,812,136
SharkNinja, Inc.*	5,583	624,738
Somnigroup International, Inc.	28,296	2,526,267
Toll Brothers, Inc.	7,797	1,054,310
TopBuild Corp.*	2,057	858,160
Whirlpool Corp. (x)	4,461	321,816

		20,116,175

Leisure Products (0.3%)
Brunswick Corp.	5,123	380,331
Hasbro, Inc.	10,873	891,586
Malibu Boats, Inc., Class A*	100,346	2,830,761
Mattel, Inc.*	25,182	499,611
YETI Holdings, Inc.*	6,186	273,236

		4,875,525

Specialty Retail (1.7%)
AutoNation, Inc.*	2,101	433,815
Bath & Body Works, Inc.	57,230	1,149,178
Best Buy Co., Inc.	15,617	1,045,246
Boot Barn Holdings, Inc.*	8,598	1,517,289
CarMax, Inc.*	38,593	1,491,234
Dick’s Sporting Goods, Inc.	24,352	4,820,965
Five Below, Inc.*	15,719	2,960,831
Floor & Decor Holdings, Inc., Class A*	5,991	364,792
GameStop Corp., Class A*	33,024	663,122
Gap, Inc. (The)	18,097	463,283
Lithia Motors, Inc., Class A	1,683	559,311
Penske Automotive Group, Inc.	1,415	223,980
RH*	1,008	180,583
Ross Stores, Inc.	20,378	3,670,893
Ulta Beauty, Inc.*	2,741	1,658,332
Valvoline, Inc.*	114,799	3,336,059
Wayfair, Inc., Class A*	6,445	647,143
Williams-Sonoma, Inc.	8,047	1,437,114

		26,623,170

Textiles, Apparel & Luxury Goods (0.5%)
Amer Sports, Inc.*	12,246	457,388
Birkenstock Holding plc*	3,089	126,340
Columbia Sportswear Co.	1,724	94,975
Crocs, Inc.*	4,017	343,534
Lululemon Athletica, Inc.*	3,523	732,114
PVH Corp.	3,882	260,172
Ralph Lauren Corp.	2,798	989,401
Steven Madden Ltd.	75,772	3,155,146
Tapestry, Inc.	1,440	183,989
Under Armour, Inc., Class A (x)*	12,400	61,628
Under Armour, Inc., Class C (x)*	18,115	86,952
VF Corp.	27,933	505,029

		6,996,668

Total Consumer Discretionary		103,538,747

Consumer Staples (3.9%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A*	660	128,786
Brown-Forman Corp., Class A	3,233	85,060
Brown-Forman Corp., Class B (x)	11,837	308,472
Coca-Cola Consolidated, Inc.	3,916	600,323
Constellation Brands, Inc., Class A	11,396	1,572,192
Molson Coors Beverage Co., Class B	13,345	622,945
Primo Brands Corp.	19,721	322,438

		3,640,216

Consumer Staples Distribution & Retail (1.2%)
Albertsons Cos., Inc., Class A	32,259	553,887
BJ’s Wholesale Club Holdings, Inc.*	8,876	799,106
Casey’s General Stores, Inc.	2,505	1,384,539
Dollar General Corp.	17,564	2,331,972
Dollar Tree, Inc.*	15,427	1,897,675
Kroger Co. (The)	48,464	3,028,031
Maplebear, Inc.*	13,443	604,666
Performance Food Group Co.*	10,755	967,090
Sysco Corp.	17,959	1,323,399
US Foods Holding Corp.*	79,407	5,980,935

		18,871,300

Food Products (1.9%)
Archer-Daniels-Midland Co.	38,303	2,202,040
Bunge Global SA	10,781	960,372
Campbell’s Co. (The) (x)	15,432	430,090
Conagra Brands, Inc.	39,003	675,142
Darling Ingredients, Inc.*	10,820	389,520
Flowers Foods, Inc.	15,385	167,389
Freshpet, Inc.*	2,782	169,507
General Mills, Inc.	78,434	3,647,181
Hershey Co. (The)	10,236	1,862,747
Hormel Foods Corp.	23,648	560,458
Ingredion, Inc.	5,094	561,664
J M Smucker Co. (The)	8,211	803,118
Kraft Heinz Co. (The)	68,640	1,664,520
Lamb Weston Holdings, Inc.	10,764	450,904
Marzetti Co. (The)	13,282	2,183,826
McCormick & Co., Inc. (Non-Voting)	20,199	1,375,754
Pilgrim’s Pride Corp.	3,341	130,266
Post Holdings, Inc.*	91,689	9,081,795
Seaboard Corp.	22	97,786
Smithfield Foods, Inc.	2,592	57,879
Tyson Foods, Inc., Class A	22,174	1,299,840

		28,771,798

Household Products (0.2%)
Church & Dwight Co., Inc.	19,223	1,611,849
Clorox Co. (The)	9,857	993,881
Reynolds Consumer Products, Inc.	4,349	99,679

		2,705,409

See Notes to Financial Statements.

1045

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EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Personal Care Products (0.4%)
BellRing Brands, Inc.*	9,634	$257,517
Coty, Inc., Class A*	27,704	85,328
e.l.f. Beauty, Inc.*	4,512	343,092
Estee Lauder Cos., Inc. (The), Class A	19,821	2,075,655
Kenvue, Inc.	152,022	2,622,380
		5,383,972

Total Consumer Staples		59,372,695

Energy (4.4%)
Energy Equipment & Services (0.5%)
Baker Hughes Co.	79,373	3,614,646
Halliburton Co.	67,388	1,904,385
NOV, Inc.	29,592	462,523
TechnipFMC plc	32,008	1,426,277
Weatherford International plc	5,823	455,708

		7,863,539

Oil, Gas & Consumable Fuels (3.9%)
Antero Midstream Corp.	27,254	484,849
Antero Resources Corp.*	134,964	4,650,859
APA Corp.	28,377	694,101
Cheniere Energy, Inc.	9,396	1,826,488
Chord Energy Corp.	22,908	2,123,572
Civitas Resources, Inc.	114,649	3,105,841
Coterra Energy, Inc.	260,552	6,857,729
Devon Energy Corp.	49,754	1,822,489
Diamondback Energy, Inc.	15,224	2,288,624
DT Midstream, Inc.	8,039	962,108
EQT Corp.	49,667	2,662,151
Expand Energy Corp.	18,136	2,001,489
HF Sinclair Corp.	10,851	500,014
Kinder Morgan, Inc.	155,557	4,276,262
Marathon Petroleum Corp.	24,372	3,963,618
Matador Resources Co.	9,059	384,464
Occidental Petroleum Corp.	56,502	2,323,362
ONEOK, Inc.	50,183	3,688,451
Ovintiv, Inc.	20,717	811,899
Permian Resources Corp.	56,285	789,679
Phillips 66	29,976	3,868,103
Range Resources Corp.	18,750	661,125
Valero Energy Corp.	24,367	3,966,704
Viper Energy, Inc., Class A	87,788	3,391,250

		58,105,231

Total Energy		65,968,770

Financials (13.8%)
Banks (4.3%)
Ameris Bancorp	34,731	2,579,471
Bank OZK	8,505	391,400
BOK Financial Corp.	1,651	195,577
Cadence Bank	33,728	1,444,907
Citizens Financial Group, Inc.	34,995	2,044,058
Columbia Banking System, Inc.	159,447	4,456,544
Comerica, Inc.	10,190	885,817
Commerce Bancshares, Inc.	10,490	549,047
Cullen/Frost Bankers, Inc.	4,753	601,872
East West Bancorp, Inc.	10,958	1,231,570
Fifth Third Bancorp	54,133	2,533,966
First Citizens BancShares, Inc., Class A	728	1,562,419
First Hawaiian, Inc.	10,046	254,164
First Horizon Corp.	126,607	3,025,907
FNB Corp.	28,587	488,838
Huntington Bancshares, Inc.	124,109	2,153,291
KeyCorp	75,334	1,554,894
M&T Bank Corp.	12,430	2,504,396
National Bank Holdings Corp., Class A	58,339	2,217,465
Pinnacle Financial Partners, Inc.	5,628	536,967
Popular, Inc.	4,809	598,817
Prosperity Bancshares, Inc.	7,486	517,357
Regions Financial Corp.	71,301	1,932,257
Seacoast Banking Corp. of Florida	83,849	2,634,536
SouthState Bank Corp.	50,069	4,711,994
Synovus Financial Corp.	138,886	6,951,244
TFS Financial Corp.	3,776	50,523
Triumph Financial, Inc.*	39,202	2,455,221
UMB Financial Corp.	29,346	3,375,964
Webster Financial Corp.	143,805	9,051,086
Western Alliance Bancorp	6,814	572,853
Wintrust Financial Corp.	5,289	739,508
Zions Bancorp NA	11,483	672,215

		65,476,145

Capital Markets (3.4%)
Affiliated Managers Group, Inc.	2,225	641,423
Ameriprise Financial, Inc.	717	351,574
Bank of New York Mellon Corp. (The)	51,972	6,033,429
Bullish*	2,234	84,602
Carlyle Group, Inc. (The)	20,927	1,236,995
Cboe Global Markets, Inc.	8,385	2,104,635
Coinbase Global, Inc., Class A*	16,124	3,646,281
Evercore, Inc., Class A	2,914	991,488
FactSet Research Systems, Inc.	2,830	821,238
Franklin Resources, Inc.	25,213	602,339
Freedom Holding Corp.(x)*	205	24,944
Hamilton Lane, Inc., Class A	1,134	152,308
Houlihan Lokey, Inc., Class A	2,641	460,036
Invesco Ltd.	29,472	774,229
Janus Henderson Group plc	10,238	487,022
Jefferies Financial Group, Inc.	9,553	591,999
Lazard, Inc.	6,059	294,225
MarketAxess Holdings, Inc.	2,873	520,731
Morningstar, Inc.	613	133,211
MSCI, Inc.	2,966	1,701,683
Nasdaq, Inc.	36,277	3,523,585
Northern Trust Corp.	15,239	2,081,495
Raymond James Financial, Inc.	14,349	2,304,306
Robinhood Markets, Inc., Class A*	51,465	5,820,691
SEI Investments Co.	7,899	647,876
State Street Corp.	22,390	2,888,534
Stifel Financial Corp.	57,967	7,258,628
T. Rowe Price Group, Inc.	17,545	1,796,257
TPG, Inc., Class A	23,215	1,482,046
Tradeweb Markets, Inc., Class A	8,496	913,660
Virtu Financial, Inc., Class A	6,610	220,245
XP, Inc., Class A	28,326	463,697

		51,055,412

Consumer Finance (1.0%)
Ally Financial, Inc.	93,846	4,250,285
Bread Financial Holdings, Inc.	39,666	2,936,474

See Notes to Financial Statements.

1046

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Credit Acceptance Corp. (x)*	326	$144,568
Figure Technology Solutions, Inc., Class A*	2,247	91,768
OneMain Holdings, Inc.	9,632	650,642
PRA Group, Inc.*	101,257	1,791,236
SLM Corp.	13,340	360,980
SoFi Technologies, Inc.*	83,917	2,196,947
Synchrony Financial	28,965	2,416,550

		14,839,450

Financial Services (1.4%)
Affirm Holdings, Inc., Class A*	8,950	666,149
Block, Inc., Class A*	27,038	1,759,904
Euronet Worldwide, Inc.*	2,948	224,372
Fidelity National Information Services, Inc.	42,148	2,801,156
Global Payments, Inc.	19,548	1,513,015
Jack Henry & Associates, Inc.	5,782	1,055,099
MGIC Investment Corp.	17,690	516,902
Rocket Cos., Inc., Class A	407,821	7,895,415
UWM Holdings Corp., Class A	11,240	49,231
Voya Financial, Inc.	54,840	4,085,032
Western Union Co. (The)	22,298	207,594
WEX, Inc.*	2,584	384,964

		21,158,833

Insurance (3.5%)
Allstate Corp. (The)	21,181	4,408,825
American Financial Group, Inc.	5,361	732,741
Arch Capital Group Ltd.*	28,789	2,761,441
Assurant, Inc.	4,102	987,967
Assured Guaranty Ltd.	3,643	327,396
Axis Capital Holdings Ltd.	6,147	658,282
Brighthouse Financial, Inc.*	4,543	294,341
Brown & Brown, Inc.	33,222	2,647,793
Cincinnati Financial Corp.	12,434	2,030,721
CNA Financial Corp.	1,975	94,287
Everest Group Ltd.	12,538	4,254,770
F&G Annuities & Life, Inc.	1,238	38,192
Fidelity National Financial, Inc.	20,646	1,127,065
First American Financial Corp.	7,811	479,908
Globe Life, Inc.	6,651	930,209
Hanover Insurance Group, Inc. (The)	2,937	536,796
Hartford Insurance Group, Inc. (The)	22,754	3,135,501
Kemper Corp.	78,404	3,178,498
Lincoln National Corp.	14,160	630,545
Loews Corp.	32,820	3,456,274
Markel Group, Inc.*	812	1,745,516
Old Republic International Corp.	18,592	848,539
Primerica, Inc.	2,673	690,596
Principal Financial Group, Inc.	17,870	1,576,313
Prudential Financial, Inc.	28,397	3,205,453
Reinsurance Group of America, Inc.	5,297	1,077,728
RenaissanceRe Holdings Ltd.	20,133	5,660,594
RLI Corp.	6,123	391,750
Unum Group	14,017	1,086,318
W.R. Berkley Corp.	23,414	1,641,790
White Mountains Insurance Group Ltd.	199	413,528
Willis Towers Watson plc	7,712	2,534,163

		53,583,840

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT) (x)	85,172	913,044
Annaly Capital Management, Inc. (REIT)	54,164	1,211,107
Rithm Capital Corp. (REIT)	44,426	484,243
Starwood Property Trust, Inc. (REIT)	28,169	507,324

		3,115,718

Total Financials		209,229,398

Health Care (7.2%)
Biotechnology (0.8%)
Biogen, Inc.*	11,684	2,056,267
BioMarin Pharmaceutical, Inc.*	15,490	920,571
Caris Life Sciences, Inc.*	804	21,692
Exact Sciences Corp.*	14,072	1,429,152
Exelixis, Inc.*	3,970	174,005
Incyte Corp.*	9,598	947,995
Insmed, Inc.*	1,054	183,438
Ionis Pharmaceuticals, Inc.*	1,019	80,613
Moderna, Inc.*	28,282	834,036
Neurocrine Biosciences, Inc.*	1,154	163,672
Revolution Medicines, Inc.*	13,845	1,102,754
Roivant Sciences Ltd.*	31,597	685,655
Sarepta Therapeutics, Inc.*	1,281	27,567
United Therapeutics Corp.*	7,292	3,553,027
Viking Therapeutics, Inc.*	8,249	290,200

		12,470,644

Health Care Equipment & Supplies (2.4%)
Align Technology, Inc.*	5,471	854,297
Baxter International, Inc.	40,929	782,153
Boston Scientific Corp.*	13,988	1,333,756
Cooper Cos., Inc. (The)*	72,052	5,905,382
Dentsply Sirona, Inc.	16,466	188,206
Envista Holdings Corp.*	12,687	275,435
GE HealthCare Technologies, Inc.	36,616	3,003,244
Globus Medical, Inc., Class A*	9,023	787,798
Hologic, Inc.*	18,184	1,354,526
ICU Medical, Inc.*	21,130	3,014,617
LivaNova plc*	34,982	2,152,442
Omnicell, Inc.*	38,100	1,725,930
ResMed, Inc.	8,902	2,144,225
Solventum Corp.*	62,490	4,951,708
STERIS plc	7,857	1,991,907
Teleflex, Inc.	40,090	4,892,584
Zimmer Biomet Holdings, Inc.	15,843	1,424,602

		36,782,812

Health Care Providers & Services (1.2%)
Acadia Healthcare Co., Inc.*	66,970	950,304
Cardinal Health, Inc.	9,485	1,949,167
Centene Corp.*	39,799	1,637,729
Chemed Corp.	1,060	453,532
Encompass Health Corp.	7,941	842,858
Henry Schein, Inc.*	8,379	633,285
Humana, Inc.	9,662	2,474,728
Labcorp Holdings, Inc.	19,529	4,899,435
Molina Healthcare, Inc.*	1,854	321,743
Quest Diagnostics, Inc.	8,918	1,547,541
Tenet Healthcare Corp.*	6,979	1,386,867
Universal Health Services, Inc., Class B	4,342	946,643

		18,043,832

See Notes to Financial Statements.

1047

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Health Care Technology (0.1%)
Certara, Inc.*	9,851	$86,787
Veeva Systems, Inc., Class A*	2,378	530,841

		617,628

Life Sciences Tools & Services (2.3%)
Agilent Technologies, Inc.	22,791	3,101,171
Avantor, Inc.*	52,446	601,031
Bio-Rad Laboratories, Inc., Class A*	1,496	453,273
Bio-Techne Corp.	12,409	729,773
Bruker Corp.	7,985	376,173
Charles River Laboratories International, Inc.*	3,895	776,975
Evotec SE (ADR)*	311,820	960,406
ICON plc*	43,633	7,950,805
Illumina, Inc.*	44,486	5,834,784
IQVIA Holdings, Inc.*	13,514	3,046,191
Mettler-Toledo International, Inc.*	1,645	2,293,443
QIAGEN NV	17,057	767,053
Repligen Corp.*	3,664	600,383
Revvity, Inc.	52,258	5,055,962
Sotera Health Co.*	14,827	261,548
Waters Corp.*	2,268	861,454
West Pharmaceutical Services, Inc.	5,809	1,598,288

		35,268,713

Pharmaceuticals (0.4%)
Elanco Animal Health, Inc. (x)*	38,950	881,439
Jazz Pharmaceuticals plc*	4,644	789,480
Organon & Co.	21,084	151,172
Perrigo Co. plc	130,875	1,821,780
Royalty Pharma plc, Class A	31,240	1,207,114
Viatris, Inc.	92,594	1,152,795

		6,003,780

Total Health Care		109,187,409

Industrials (15.8%)
Aerospace & Defense (2.0%)
ATI, Inc.*	10,778	1,236,883
BWX Technologies, Inc.	6,017	1,039,978
Carpenter Technology Corp.	3,164	996,154
Curtiss-Wright Corp.	3,010	1,659,323
Ducommun, Inc.*	18,091	1,720,997
Hexcel Corp.	6,484	479,168
Huntington Ingalls Industries, Inc.	29,851	10,151,430
L3Harris Technologies, Inc.	15,034	4,413,531
Leonardo DRS, Inc.	3,754	127,974
Loar Holdings, Inc.*	323	21,964
Moog, Inc., Class A	12,360	3,010,278
StandardAero, Inc.*	97,494	2,796,128
Textron, Inc.	14,194	1,237,291
Woodward, Inc.	4,814	1,455,368

		30,346,467

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	9,396	1,510,501
Expeditors International of Washington, Inc.	10,879	1,621,080
GXO Logistics, Inc.*	8,890	467,969
Hub Group, Inc., Class A	48,957	2,086,058

		5,685,608

Building Products (1.1%)
A.O. Smith Corp.	9,156	612,353
Advanced Drainage Systems, Inc.	5,643	817,276
Allegion plc	6,833	1,087,950
Armstrong World Industries, Inc.	2,426	463,609
Builders FirstSource, Inc.*	24,757	2,547,248
Carlisle Cos., Inc.	2,935	938,789
Fortune Brands Innovations, Inc.	64,876	3,245,097
Hayward Holdings, Inc.*	148,149	2,288,902
Masco Corp.	16,647	1,056,419
Modine Manufacturing Co.*	10,541	1,407,329
Owens Corning	6,648	743,978
Simpson Manufacturing Co., Inc.	3,105	501,364
Trex Co., Inc.*	9,009	316,036

		16,026,350

Commercial Services & Supplies (0.3%)
Clean Harbors, Inc.*	4,036	946,361
MSA Safety, Inc.	2,978	476,897
RB Global, Inc.	13,870	1,426,807
Tetra Tech, Inc.	16,943	568,268
Veralto Corp.	11,639	1,161,340

		4,579,673

Construction & Engineering (0.5%)
AECOM	10,604	1,010,879
API Group Corp.*	29,426	1,125,839
EMCOR Group, Inc.	2,313	1,415,070
Everus Construction Group, Inc.*	4,063	347,630
Fluor Corp.*	33,935	1,344,844
MasTec, Inc.*	3,922	852,525
Quanta Services, Inc.	2,652	1,119,303
Valmont Industries, Inc.	1,555	625,608
WillScot Holdings Corp.	10,432	196,435

		8,038,133

Electrical Equipment (1.4%)
Acuity, Inc.	2,453	883,178
AMETEK, Inc.	18,402	3,778,115
Generac Holdings, Inc.*	13,649	1,861,314
Hubbell, Inc., Class B	4,279	1,900,347
nVent Electric plc	12,755	1,300,627
Regal Rexnord Corp.	60,303	8,461,717
Rockwell Automation, Inc.	8,321	3,237,451
Sensata Technologies Holding plc	11,509	383,135

		21,805,884

Ground Transportation (1.0%)
Avis Budget Group, Inc. (x)*	972	124,727
JB Hunt Transport Services, Inc.	6,114	1,188,195
Knight-Swift Transportation Holdings, Inc., Class A	12,585	657,944
Landstar System, Inc.	2,721	391,007
Lyft, Inc., Class A*	26,516	513,615
Old Dominion Freight Line, Inc.	14,036	2,200,845
Ryder System, Inc.	18,820	3,601,960
Saia, Inc.*	2,122	692,875
Schneider National, Inc., Class B	3,731	98,983
U-Haul Holding Co. (Nasdaq Stock Exchange)*	358	18,047
U-Haul Holding Co. (New York Stock Exchange)	5,165	241,412
XPO, Inc.*	39,112	5,315,712

		15,045,322

See Notes to Financial Statements.

1048

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Machinery (4.1%)
AGCO Corp.	5,013	$522,956
Allison Transmission Holdings, Inc.	5,587	546,967
Atmus Filtration Technologies, Inc.	39,041	2,026,618
CNH Industrial NV	71,838	662,346
Crane Co.	3,932	725,179
Cummins, Inc.	11,051	5,640,983
Donaldson Co., Inc.	9,322	826,488
Dover Corp.	10,842	2,116,792
Energy Recovery, Inc.*	125,957	1,699,160
Esab Corp.	29,444	3,289,484
Flowserve Corp.	10,425	723,286
Fortive Corp.	25,456	1,405,426
Gates Industrial Corp. plc*	324,942	6,976,505
Graco, Inc.	12,982	1,064,135
Helios Technologies, Inc.	50,633	2,708,359
IDEX Corp.	19,791	3,521,611
Ingersoll Rand, Inc.	31,883	2,525,771
ITT, Inc.	6,811	1,181,777
JBT Marel Corp.	23,356	3,519,048
Lincoln Electric Holdings, Inc.	4,237	1,015,355
Middleby Corp. (The)*	3,816	567,325
Mueller Industries, Inc.	8,641	991,987
Nordson Corp.	4,344	1,044,428
Oshkosh Corp.	5,088	639,205
Otis Worldwide Corp.	31,247	2,729,425
Pentair plc	13,047	1,358,715
RBC Bearings, Inc.*	1,973	884,752
Snap-on, Inc.	4,105	1,414,583
Stanley Black & Decker, Inc.	12,634	938,453
Timken Co. (The)	4,889	411,312
Toro Co. (The)	36,635	2,883,907
Westinghouse Air Brake Technologies Corp.	13,673	2,918,502
Xylem, Inc.	19,459	2,649,927

		62,130,767

Marine Transportation (0.0%)†
Kirby Corp.*	4,402	485,012

Passenger Airlines (0.7%)
Alaska Air Group, Inc.*	35,299	1,775,540
American Airlines Group, Inc.*	49,024	751,538
Delta Air Lines, Inc.	52,454	3,640,307
Southwest Airlines Co.	32,954	1,361,989
United Airlines Holdings, Inc.*	26,038	2,911,569

		10,440,943

Professional Services (2.7%)
Amentum Holdings, Inc.*	12,847	372,563
Booz Allen Hamilton Holding Corp.	19,668	1,659,192
Broadridge Financial Solutions, Inc.	795	177,420
CACI International, Inc., Class A*	6,859	3,654,544
Clarivate plc*	28,940	96,660
Concentrix Corp.	3,732	155,177
Dayforce, Inc.*	11,351	785,035
Equifax, Inc.	8,078	1,752,764
First Advantage Corp.*	199,754	2,902,426
FTI Consulting, Inc.*	25,697	4,389,818
Genpact Ltd.	12,738	595,884
Jacobs Solutions, Inc.	9,535	1,263,006
KBR, Inc.	9,262	372,332
Leidos Holdings, Inc.	10,210	1,841,884
ManpowerGroup, Inc.	3,690	109,704
Parsons Corp.(x)*	4,347	268,645
Paychex, Inc.	17,721	1,987,942
Paycom Software, Inc.	1,917	305,493
Paylocity Holding Corp.*	306	46,665
Robert Half, Inc.	7,997	217,198
Science Applications International Corp.	3,651	367,510
SS&C Technologies Holdings, Inc.	89,878	7,857,135
TransUnion	100,478	8,615,988
Verisk Analytics, Inc.	4,443	993,855

		40,788,840

Trading Companies & Distributors (1.6%)
Air Lease Corp., Class A	8,327	534,843
Applied Industrial Technologies, Inc.	3,031	778,270
Boise Cascade Co.	44,649	3,286,166
Core & Main, Inc., Class A*	6,550	340,404
Fastenal Co.	16,722	671,054
Ferguson Enterprises, Inc.	14,579	3,245,723
MSC Industrial Direct Co., Inc., Class A	3,545	298,135
QXO, Inc.(x)*	48,798	941,313
SiteOne Landscape Supply, Inc.*	2,364	294,460
United Rentals, Inc.	5,088	4,117,820
W.W. Grainger, Inc.	503	507,552
Watsco, Inc.	2,781	937,058
WESCO International, Inc.	37,141	9,086,174

		25,038,972

Total Industrials		240,411,971

Information Technology (8.2%)
Communications Equipment (0.6%)
Ciena Corp.*	20,599	4,817,488
F5, Inc.*	4,663	1,190,277
Lumentum Holdings, Inc.*	5,216	1,922,566
Viavi Solutions, Inc.*	105,090	1,872,704

		9,803,035

Electronic Equipment, Instruments & Components (2.1%)
Arrow Electronics, Inc.*	4,237	466,833
Avnet, Inc.	6,764	325,213
Belden, Inc.	23,099	2,692,188
CDW Corp.	9,773	1,331,083
Cognex Corp.	13,075	470,439
Coherent Corp.*	12,450	2,297,897
Corning, Inc.	62,724	5,492,113
Crane NXT Co.	3,835	180,513
Flex Ltd.*	103,065	6,227,187
Ingram Micro Holding Corp. (x)	1,222	26,077
IPG Photonics Corp.*	2,022	144,775
Jabil, Inc.	2,919	665,590
Keysight Technologies, Inc.*	13,857	2,815,604
Littelfuse, Inc.	1,962	496,229
Ralliant Corp.	8,949	455,594
TD SYNNEX Corp.	6,181	928,572
Teledyne Technologies, Inc.*	9,199	4,698,205
Trimble, Inc.*	19,010	1,489,434
Vontier Corp.	11,949	444,264
Zebra Technologies Corp., Class A*	4,026	977,593

		32,625,403

See Notes to Financial Statements.

1049

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
IT Services (1.8%)
Akamai Technologies, Inc.*	11,209	$977,985
Amdocs Ltd.	43,879	3,532,698
Cognizant Technology Solutions Corp., Class A	38,733	3,214,839
DXC Technology Co.*	14,953	219,062
EPAM Systems, Inc.*	4,373	895,940
Globant SA*	2,861	187,024
GoDaddy, Inc., Class A*	16,889	2,095,587
Kyndryl Holdings, Inc.*	17,106	454,335
MongoDB, Inc.*	5,704	2,393,912
Okta, Inc.*	8,213	710,178
Twilio, Inc., Class A*	9,441	1,342,888
VeriSign, Inc.	25,273	6,140,075
Wix.com Ltd.*	43,885	4,559,213

		26,723,736

Semiconductors & Semiconductor Equipment (1.4%)
Allegro MicroSystems, Inc.*	9,466	249,713
Amkor Technology, Inc.	9,132	360,531
Cirrus Logic, Inc.*	4,109	486,916
Entegris, Inc.	10,020	844,185
First Solar, Inc.*	8,113	2,119,359
GLOBALFOUNDRIES, Inc.*	8,293	289,592
Lattice Semiconductor Corp.*	1,671	122,952
MACOM Technology Solutions Holdings, Inc.*	3,779	647,267
Microchip Technology, Inc.	42,558	2,711,796
MKS, Inc.	31,401	5,017,880
ON Semiconductor Corp.*	32,723	1,771,950
Onto Innovation, Inc.*	3,060	483,052
Qnity Electronics, Inc.	16,727	1,365,760
Qorvo, Inc.*	6,904	583,457
Skyworks Solutions, Inc.	11,875	752,994
Teradyne, Inc.	12,540	2,427,242
Universal Display Corp.	3,410	398,220

		20,632,866

Software (1.4%)
Adeia, Inc.	134,243	2,315,692
Aurora Innovation, Inc., Class A*	93,404	358,671
BILL Holdings, Inc.*	6,450	351,783
CCC Intelligent Solutions Holdings, Inc.*	45,721	363,482
Circle Internet Group, Inc., Class A*	3,243	257,170
Docusign, Inc.*	4,032	275,789
Dolby Laboratories, Inc., Class A	4,651	298,687
Dropbox, Inc., Class A*	11,083	308,107
Fair Isaac Corp.*	329	556,214
Gen Digital, Inc.	39,682	1,078,954
nCino, Inc.*	7,504	192,403
Nutanix, Inc., Class A*	15,830	818,253
Pegasystems, Inc.	26,975	1,610,947
Progress Software Corp.*	115,067	4,943,278
PTC, Inc.*	20,210	3,520,784
Rubrik, Inc., Class A*	4,300	328,864
SailPoint, Inc.*	4,923	99,592
SentinelOne, Inc., Class A*	6,794	101,910
Teradata Corp.*	5,941	180,844
Tyler Technologies, Inc.*	604	274,186
UiPath, Inc., Class A*	32,831	538,100
Unity Software, Inc.*	24,347	1,075,407
Zoom Communications, Inc., Class A*	21,294	1,837,459

		21,686,576

Technology Hardware, Storage & Peripherals (0.9%)
Hewlett Packard Enterprise Co.	105,043	2,523,133
HP, Inc.	75,604	1,684,457
NetApp, Inc.	9,658	1,034,275
Pure Storage, Inc., Class A*	3,672	246,061
Sandisk Corp.*	10,789	2,561,093
Super Micro Computer, Inc.*	22,231	650,701
Western Digital Corp.	27,283	4,700,042

		13,399,762

Total Information Technology		124,871,378

Materials (5.2%)
Chemicals (2.0%)
Albemarle Corp.	9,566	1,353,015
Ashland, Inc.	75,695	4,441,026
Avient Corp.	42,967	1,342,289
Axalta Coating Systems Ltd.*	16,857	544,650
Celanese Corp.	8,611	364,073
CF Industries Holdings, Inc.	13,127	1,015,242
Corteva, Inc.	54,758	3,670,429
Dow, Inc.	56,751	1,326,838
DuPont de Nemours, Inc.	33,466	1,345,333
Eastman Chemical Co.	9,101	580,917
Element Solutions, Inc.	18,027	450,495
FMC Corp.	10,604	147,077
Huntsman Corp.	13,856	138,560
Ingevity Corp.*	52,603	3,113,045
International Flavors & Fragrances, Inc.	20,484	1,380,417
LyondellBasell Industries NV, Class A	20,636	893,539
Mosaic Co. (The)	26,019	626,798
NewMarket Corp.	428	294,147
Olin Corp.	9,741	202,905
PPG Industries, Inc.	18,171	1,861,801
Quaker Chemical Corp.	23,700	3,254,247
RPM International, Inc.	10,201	1,060,904
Scotts Miracle-Gro Co. (The)	3,379	197,165
Westlake Corp.	21,217	1,568,785

		31,173,697

Construction Materials (0.9%)
Eagle Materials, Inc.	2,402	496,445
James Hardie Industries plc (ADR)*	190,209	3,946,837
Knife River Corp.*	54,968	3,866,999
Martin Marietta Materials, Inc.	4,798	2,987,523
Vulcan Materials Co.	10,569	3,014,490

		14,312,294

Containers & Packaging (1.0%)
Amcor plc	184,391	1,537,821
AptarGroup, Inc.	5,199	634,070
Avery Dennison Corp.	6,108	1,110,923
Ball Corp.	22,047	1,167,830
Crown Holdings, Inc.	9,278	955,356
Graphic Packaging Holding Co.	23,801	358,443

See Notes to Financial Statements.

1050

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
International Paper Co.	41,921	$1,651,268
O-I Glass, Inc.*	203,325	3,001,077
Packaging Corp. of America	7,053	1,454,540
Sealed Air Corp.	11,329	469,360
Silgan Holdings, Inc.	6,787	273,991
Smurfit WestRock plc	41,635	1,610,025
Sonoco Products Co.	7,707	336,334

		14,561,038

Metals & Mining (1.3%)
Alcoa Corp.	20,872	1,109,138
Anglogold Ashanti plc	35,375	3,016,780
Cleveland-Cliffs, Inc.*	45,657	606,325
MP Materials Corp.(x)*	10,652	538,139
Nucor Corp.	18,352	2,993,395
Reliance, Inc.	17,730	5,121,665
Royal Gold, Inc.	6,595	1,466,003
Steel Dynamics, Inc.	9,822	1,664,338
Taseko Mines Ltd.*	459,825	2,602,609

		19,118,392

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	5,145	415,510

Total Materials		79,580,931

Real Estate (7.6%)
Diversified REITs (0.3%)
Essential Properties Realty Trust, Inc. (REIT)	87,619	2,598,780
WP Carey, Inc. (REIT)	17,151	1,103,838

		3,702,618

Health Care REITs (0.8%)
Alexandria Real Estate Equities, Inc. (REIT)	38,574	1,887,812
American Healthcare REIT, Inc. (REIT)	28,920	1,360,975
CareTrust REIT, Inc. (REIT)	75,219	2,719,919
Healthcare Realty Trust, Inc. (REIT), Class A	26,736	453,175
Healthpeak Properties, Inc. (REIT)	55,539	893,067
Medical Properties Trust, Inc. (REIT) (x)	40,964	204,820
Omega Healthcare Investors, Inc. (REIT)	23,582	1,045,626
Ventas, Inc. (REIT)	37,485	2,900,589

		11,465,983

Hotel & Resort REITs (0.3%)
Host Hotels & Resorts, Inc. (REIT)	54,858	972,632
Park Hotels & Resorts, Inc. (REIT) (x)	16,063	168,019
Ryman Hospitality Properties, Inc. (REIT)	42,266	3,999,209

		5,139,860

Industrial REITs (0.6%)
Americold Realty Trust, Inc. (REIT) (x)	22,135	284,656
EastGroup Properties, Inc. (REIT)	4,265	759,767
First Industrial Realty Trust, Inc. (REIT)	64,233	3,678,624
Lineage, Inc. (REIT)	5,761	201,635
Rexford Industrial Realty, Inc. (REIT)	87,439	3,385,638
STAG Industrial, Inc. (REIT)	14,604	536,843

		8,847,163

Office REITs (0.2%)
BXP, Inc. (REIT)	12,687	856,119
Cousins Properties, Inc. (REIT)	13,251	341,611
Douglas Emmett, Inc. (REIT)	130,143	1,430,272
Highwoods Properties, Inc. (REIT)	8,349	215,571
Kilroy Realty Corp. (REIT) (x)	9,175	342,870
Vornado Realty Trust (REIT)	14,252	474,306

		3,660,749

Real Estate Management & Development (0.5%)
CBRE Group, Inc., Class A*	21,294	3,423,862
CoStar Group, Inc.*	29,284	1,969,056
Howard Hughes Holdings, Inc.*	2,529	201,739
Jones Lang LaSalle, Inc.*	2,751	925,629
Zillow Group, Inc., Class A*	3,672	250,540
Zillow Group, Inc., Class C*	13,253	904,120

		7,674,946

Residential REITs (1.7%)
American Homes 4 Rent (REIT), Class A	27,662	887,950
AvalonBay Communities, Inc. (REIT)	11,383	2,063,852
Camden Property Trust (REIT)	45,294	4,985,964
Equity LifeStyle Properties, Inc. (REIT)	15,548	942,364
Equity Residential (REIT)	30,327	1,911,814
Essex Property Trust, Inc. (REIT)	5,080	1,329,334
Invitation Homes, Inc. (REIT)	166,464	4,626,035
Mid-America Apartment Communities, Inc. (REIT)	54,135	7,519,893
Sun Communities, Inc. (REIT)	7,965	986,943
UDR, Inc. (REIT)	24,953	915,276

		26,169,425

Retail REITs (1.1%)
Agree Realty Corp. (REIT)	8,903	641,283
Brixmor Property Group, Inc. (REIT)	173,209	4,541,540
Federal Realty Investment Trust (REIT)	6,898	695,318
Kimco Realty Corp. (REIT)	53,065	1,075,628
NNN REIT, Inc. (REIT)	14,688	582,086
Realty Income Corp. (REIT)	73,293	4,131,527
Regency Centers Corp. (REIT)	14,474	999,140
Simon Property Group, Inc. (REIT)	20,331	3,763,471

		16,429,993

Specialized REITs (2.1%)
Crown Castle, Inc. (REIT)	34,728	3,086,277
CubeSmart (REIT)	225,277	8,121,236
Digital Realty Trust, Inc. (REIT)	27,599	4,269,841
EPR Properties (REIT)	6,285	313,622
Extra Space Storage, Inc. (REIT)	16,833	2,191,993
Fermi, Inc. (REIT)(x)*	3,202	25,616
Gaming and Leisure Properties, Inc. (REIT)	22,128	988,900
Iron Mountain, Inc. (REIT)	23,486	1,948,164
Millrose Properties, Inc. (REIT)	11,561	345,327

See Notes to Financial Statements.

1051

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EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
National Storage Affiliates Trust (REIT)	5,891	$166,185
Rayonier, Inc. (REIT)	12,916	279,631
SBA Communications Corp. (REIT)	32,687	6,322,647
VICI Properties, Inc. (REIT), Class A	85,802	2,412,752
Weyerhaeuser Co. (REIT)	58,123	1,376,934

		31,849,125

Total Real Estate		114,939,862

Utilities (4.2%)
Electric Utilities (1.7%)
Alliant Energy Corp.	20,861	1,356,174
Edison International	30,482	1,829,530
Entergy Corp.	35,763	3,305,574
Evergy, Inc.	18,488	1,340,195
Eversource Energy	29,773	2,004,616
Exelon Corp.	80,994	3,530,528
FirstEnergy Corp.	43,928	1,966,657
IDACORP, Inc.	4,268	540,158
OGE Energy Corp.	16,380	699,426
PG&E Corp.	175,374	2,818,260
Pinnacle West Capital Corp.	9,769	866,510
PPL Corp.	59,127	2,070,628
Xcel Energy, Inc.	47,364	3,498,305

		25,826,561

Gas Utilities (0.9%)
Atmos Energy Corp.	12,819	2,148,849
Chesapeake Utilities Corp.	21,986	2,742,973
MDU Resources Group, Inc.	15,936	311,071
National Fuel Gas Co.	7,213	577,473
ONE Gas, Inc.	34,062	2,631,289
UGI Corp.	119,727	4,481,382

		12,893,037

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	56,369	808,331
Brookfield Renewable Corp.	10,955	420,015
Clearway Energy, Inc., Class A	3,146	98,847
Clearway Energy, Inc., Class C	5,723	190,347
Talen Energy Corp.*	3,633	1,361,794

		2,879,334

Multi-Utilities (1.2%)
Ameren Corp.	21,582	2,155,179
CenterPoint Energy, Inc.	52,112	1,997,974
CMS Energy Corp.	24,298	1,699,159
Consolidated Edison, Inc.	28,868	2,867,170
DTE Energy Co.	16,585	2,139,133
NiSource, Inc.	38,105	1,591,265
Public Service Enterprise Group, Inc.	40,227	3,230,228
WEC Energy Group, Inc.	26,167	2,759,572

		18,439,680

Water Utilities (0.2%)
American Water Works Co., Inc.	15,553	2,029,666
Essential Utilities, Inc.	22,347	857,231

		2,886,897

Total Utilities		62,925,509

Total Common Stocks (79.3%) (Cost $900,149,965)		1,203,331,278

EXCHANGE TRADED FUNDS (ETF):
Equity (10.3%)
iShares Core S&P Mid-Cap ETF	8,975	592,350
iShares Morningstar Mid-Cap ETF (x)	7,464	617,497
iShares Morningstar Mid-Cap Growth ETF	116,880	9,331,699
iShares Morningstar Mid-Cap Value ETF ‡	285,711	23,524,930
iShares Russell Mid-Cap ETF (x)	6,120	589,172
iShares Russell Mid-Cap Growth ETF (x)	10,808	1,480,048
iShares Russell Mid-Cap Value ETF (x)	375,175	52,918,434
iShares S&P Mid-Cap 400 Growth ETF (x)	158,940	15,398,107
State Street SPDR S&P 400 Mid Cap Value ETF (x)	283,888	24,031,119
Vanguard Mid-Cap Growth ETF (x)	12,100	3,377,594
Vanguard Mid-Cap Value ETF (x)	133,000	23,590,210

Total Exchange Traded Funds (10.3%) (Cost $66,315,006)		155,451,160

SHORT-TERM INVESTMENTS:
Investment Companies (4.3%)
Goldman Sachs Financial Square Government Fund 3.67% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	7,720,338	7,720,338
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	54,063,054	54,084,679
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.69% (7 day yield) (xx)	3,000,000	3,000,000

Total Investment Companies		65,805,017

Total Short-Term Investments (4.3%) (Cost $65,797,362)		65,805,017

Total Investments in Securities (93.9%) (Cost $1,032,262,333)		1,424,587,455
Other Assets Less Liabilities (6.1%)		92,779,101

Net Assets (100%)		$1,517,366,556

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $13,470,733. This was collateralized by $2,296,493 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.750%, maturing 1/15/26 – 8/15/55 and by cash of $11,726,016 of which $11,720,338 was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

1052

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EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Mid-Cap Value ETF	285,711	31,034,071	—	(10,160,239)	1,885,939	765,159	23,524,930	601,311	—

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	77	3/2026	USD	26,536,125	38,964
S&P Midcap 400 E-Mini Index	365	3/2026	USD	121,369,800	(1,764,213)

					(1,725,249)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$33,304,608	$—	$—	$33,304,608
Consumer Discretionary	103,538,747	—	—	103,538,747
Consumer Staples	59,372,695	—	—	59,372,695
Energy	65,968,770	—	—	65,968,770
Financials	209,229,398	—	—	209,229,398
Health Care	109,187,409	—	—	109,187,409
Industrials	240,411,971	—	—	240,411,971
Information Technology	124,871,378	—	—	124,871,378
Materials	79,580,931	—	—	79,580,931
Real Estate	114,939,862	—	—	114,939,862
Utilities	62,925,509	—	—	62,925,509
Exchange Traded Funds	155,451,160	—	—	155,451,160
Futures	38,964	—	—	38,964

See Notes to Financial Statements.

1053

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EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Companies	$65,805,017	$—	$—	$65,805,017

Total Assets	$1,424,626,419	$—	$—	$1,424,626,419

Liabilities:
Futures	$(1,764,213)	$—	$—	$(1,764,213)

Total Liabilities	$(1,764,213)	$—	$—	$(1,764,213)

Total	$1,422,862,206	$—	$—	$1,422,862,206

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$38,964	*

Total		$38,964

	Liability Derivatives
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	(1,764,213	)*

Total		$(1,764,213)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(46,767,608)	$(46,767,608)

Total	$(46,767,608)	$(46,767,608)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$6,566,047	$6,566,047

Total	$6,566,047	$6,566,047

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$149,759,000
Average notional value of contracts — short	195,235,000

See Notes to Financial Statements.

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EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$566,166,617
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$752,024,522

During the year ended December 31, 2025, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 10%)*	Net Proceeds of Sales and Redemptions (affiliated 7%)*	Net Realized Gain (Loss)
$55,397,263	$51,773,071	$20,612,743

* Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$473,129,834
Aggregate gross unrealized depreciation	(92,279,348)

Net unrealized appreciation	$380,850,486

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,042,011,720

For the period ended December 31, 2025, the Portfolio incurred approximately $790 as brokerage commissions with Bernstein Institutional Services, LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $6,660,746)	$23,524,930
Unaffiliated Issuers (Cost $1,025,601,587)	1,401,062,525
Cash	95,566,111
Cash held as collateral at broker for futures	10,334,400
Dividends, interest and other receivables	1,774,714
Receivable for Portfolio shares sold	153,310
Securities lending income receivable	10,050
Other assets	6,223

Total assets	1,532,432,263

LIABILITIES
Payable for return of collateral on securities loaned	11,720,338
Due to broker for futures variation margin	1,571,639
Investment management fees payable	697,255
Payable for Portfolio shares repurchased	358,344
Distribution fees payable – Class IB	322,916
Administrative fees payable	160,869
Payable for securities purchased	91,023
Trustees’ fees payable	2,719
Accrued expenses	140,604

Total liabilities	15,065,707

Commitments and contingent liabilities^
NET ASSETS	$1,517,366,556

Net assets were comprised of:
Paid in capital	$1,157,341,643
Total distributable earnings (loss)	360,024,913

Net assets	$1,517,366,556

Class IB
Net asset value, offering and redemption price per share, $1,508,661,352 / 98,736,514 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.28

Class K
Net asset value, offering and redemption price per share, $8,705,204 / 558,664 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.58

(x)	Includes value of securities on loan of $13,470,733.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends ($601,311 of dividend income received from affiliates) (net of $25,506 foreign withholding tax)	$27,107,386
Interest	4,342,950
Securities lending (net)	232,002

Total income	31,682,338

EXPENSES
Investment management fees	8,187,963
Distribution fees – Class IB	3,790,484
Administrative fees	1,904,847
Custodian fees	208,000
Professional fees	116,830
Printing and mailing expenses	86,733
Trustees’ fees	53,459
Miscellaneous	52,482

Total expenses	14,400,798

NET INVESTMENT INCOME (LOSS)	17,281,540

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($1,885,939 realized gain (loss) from affiliates)	123,985,631
Futures contracts	(46,767,608)

Net realized gain (loss)	77,218,023

Change in unrealized appreciation (depreciation) on:
Investments in securities ($765,159 of change in unrealized appreciation (depreciation) from affiliates)	(29,556,994)
Futures contracts	6,566,047

Net change in unrealized appreciation (depreciation)	(22,990,947)

NET REALIZED AND UNREALIZED GAIN (LOSS)	54,227,076

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$71,508,616

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$17,281,540	$20,689,216
Net realized gain (loss)	77,218,023	184,440,414
Net change in unrealized appreciation (depreciation)	(22,990,947)	(21,624,246)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	71,508,616	183,505,384

Distributions to shareholders:
Class IB	(122,710,305)	(199,169,281)
Class K	(718,323)	(1,322,214)

Total distributions to shareholders	(123,428,628)	(200,491,495)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 78,755 shares, respectively ]	—	1,302,838
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (12,226,944) shares, respectively ]	—	(205,100,103)
Capital shares repurchased [ 0 and (579,462) shares, respectively ]	—	(9,636,752)

Total Class IA transactions	—	(213,434,017)

Class IB
Capital shares sold [ 1,215,687 and 938,942 shares, respectively ]	18,868,795	15,845,481
Capital shares issued in connection with share class combination (Note 1) [ 0 and 12,404,176 shares, respectively ]	—	205,100,103
Capital shares issued in reinvestment of dividends and distributions [ 7,864,703 and 11,955,501 shares, respectively ]	122,710,305	199,169,281
Capital shares repurchased [ (12,229,739) and (12,668,948) shares, respectively ]	(191,536,415)	(215,515,319)

Total Class IB transactions	(49,957,315)	204,599,546

Class K
Capital shares sold [ 23,860 and 45,999 shares, respectively ]	369,522	796,294
Capital shares issued in reinvestment of dividends and distributions [ 45,158 and 77,989 shares, respectively ]	718,323	1,322,214
Capital shares repurchased [ (184,355) and (127,809) shares, respectively ]	(2,930,371)	(2,209,068)

Total Class K transactions	(1,842,526)	(90,560)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(51,799,841)	(8,925,031)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(103,719,853)	(25,911,142)
NET ASSETS:
Beginning of year	1,621,086,409	1,646,997,551

End of year	$1,517,366,556	$1,621,086,409

See Notes to Financial Statements.

1057

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025	2024	2023	2022	2021
Net asset value, beginning of year	$15.80	$16.01	$15.07	$18.30	$16.37

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18	0.21	0.19	0.14	0.10
Net realized and unrealized gain (loss)	0.62	1.73	1.76	(2.81)	4.30

Total from investment operations	0.80	1.94	1.95	(2.67)	4.40

Less distributions:
Dividends from net investment income	(0.19)	(0.24)	(0.23)	(0.15)	(0.11)
Distributions from net realized gains	(1.13)	(1.91)	(0.78)	(0.41)	(2.36)

Total dividends and distributions	(1.32)	(2.15)	(1.01)	(0.56)	(2.47)

Net asset value, end of year	$15.28	$15.80	$16.01	$15.07	$18.30

Total return	4.98%	11.66%	13.19%	(14.58)%	27.38%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,508,661	$1,610,242	$1,429,217	$1,397,370	$1,818,559
Ratio of expenses to average net assets (f)	0.95%	0.94%	0.95%	0.93%	0.92%
Ratio of net investment income (loss) to average net assets (f)	1.13%	1.25%	1.22%	0.84%	0.51%
Portfolio turnover rate ^	41%	42%	28%	28%	23%

	Year Ended December 31,
Class K	2025	2024	2023	2022	2021
Net asset value, beginning of year	$16.09	$16.26	$15.29	$18.56	$16.56

Income (loss) from investment operations:
Net investment income (loss) (e)	0.22	0.26	0.23	0.18	0.15
Net realized and unrealized gain (loss)	0.63	1.76	1.79	(2.84)	4.36

Total from investment operations	0.85	2.02	2.02	(2.66)	4.51

Less distributions:
Dividends from net investment income	(0.23)	(0.28)	(0.27)	(0.20)	(0.15)
Distributions from net realized gains	(1.13)	(1.91)	(0.78)	(0.41)	(2.36)

Total dividends and distributions	(1.36)	(2.19)	(1.05)	(0.61)	(2.51)

Net asset value, end of year	$15.58	$16.09	$16.26	$15.29	$18.56

Total return	5.20%	11.98%	13.45%	(14.38)%	27.76%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$8,705	$10,845	$11,024	$12,403	$15,848
Ratio of expenses to average net assets (f)	0.70%	0.69%	0.70%	0.68%	0.67%
Ratio of net investment income (loss) to average net assets (f)	1.38%	1.50%	1.46%	1.10%	0.77%
Portfolio turnover rate ^	41%	42%	28%	28%	23%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

1058

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (55.6%)
Banco Santander SA, 3.84%, dated 12/31/25, due 1/2/26, repurchase price $640,136,533, collateralized by various U.S. Government Agency Securities, ranging from 0.802%-8.500%, maturing 8/15/26-12/15/66; total market value $658,712,464.	$640,000,000	$640,000,000
Bank of Nova Scotia (The), 3.81%, dated 12/31/25, due 1/2/26, repurchase price $250,052,917, collateralized by various U.S. Government Agency Securities, 4.000%, maturing 2/28/30; total market value $255,054,016.	250,000,000	250,000,000
BofA Securities, Inc., 3.85%, dated 12/31/25, due 1/2/26, repurchase price $120,025,667, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-4.875%, maturing 2/28/27-8/15/45; total market value $122,400,000.	120,000,000	120,000,000
BofA Securities, Inc., 3.85%, dated 12/31/25, due 1/2/26, repurchase price $300,064,167, collateralized by various U.S. Government Agency Securities, ranging from 2.000%-6.500%, maturing 1/1/29-5/20/65; total market value $306,000,000.	300,000,000	300,000,000
Credit Agricole Corporate and Investment Bank, 3.82%, dated 12/31/25, due 1/2/26, repurchase price $250,053,056, collateralized by various U.S. Government Treasury Securities, ranging from 1.875%-4.125%, maturing 7/31/26-11/30/30; total market value $255,000,036.	250,000,000	250,000,000

Total Repurchase Agreements		1,560,000,000

U.S. Government Agency Securities (13.4%)
FFCB
(SOFR + 0.01%), 3.71%, 5/20/26 (k)	6,800,000	6,800,000
FHLB
(SOFR + 0.00%), 3.71%, 1/5/26 (k)	35,000,000	35,000,000
(SOFR + 0.00%), 3.71%, 1/14/26 (k)	57,500,000	57,500,000
(SOFR + 0.03%), 3.74%, 2/17/26 (k)	8,500,000	8,500,000
(SOFR + 0.03%), 3.74%, 2/19/26 (k)	3,900,000	3,900,000
(SOFR + 0.03%), 3.74%, 2/26/26 (k)	7,000,000	7,000,000
(SOFR + 0.00%), 3.71%, 3/20/26 (k)	9,600,000	9,600,000
(SOFR - 0.01%), 3.71%, 3/27/26 (k)	11,400,000	11,400,000
(SOFR + 0.01%), 3.71%, 4/14/26 (k)	26,000,000	26,000,000
(SOFR + 0.02%), 3.73%, 4/16/26 (k)	12,000,000	12,000,000
3.59%, 4/17/26 (o)(p)	7,200,000	7,124,740
(SOFR + 0.01%), 3.71%, 4/20/26 (k)	6,900,000	6,900,000
3.62%, 4/22/26 (o)(p)	8,700,000	8,603,967
3.62%, 4/24/26 (o)(p)	3,500,000	3,460,692
(SOFR + 0.02%), 3.72%, 5/7/26 (k)	9,500,000	9,500,000
4.13%, 5/13/26	13,500,000	13,500,000
(SOFR + 0.01%), 3.72%, 5/20/26 (k)	4,000,000	4,000,000
(SOFR + 0.03%), 3.74%, 5/28/26 (k)	12,000,000	12,000,000
(SOFR + 0.01%), 3.72%, 6/2/26 (k)	5,500,000	5,500,000
4.03%, 6/3/26	10,000,000	10,000,000
(SOFR + 0.01%), 3.72%, 6/5/26 (k)	12,000,000	12,000,000
4.16%, 6/9/26	14,600,000	14,600,000
3.86%, 6/10/26	11,900,000	11,900,000
(SOFR + 0.02%), 3.72%, 6/18/26 (k)	6,900,000	6,900,000
(SOFR + 0.03%), 3.74%, 6/29/26 (k)	6,000,000	6,000,000
3.56%, 6/30/26 (o)(p)	8,500,000	8,351,462
3.80%, 11/6/26	23,200,000	23,200,000
3.84%, 11/6/26	12,700,000	12,700,000
3.81%, 12/4/26	11,200,000	11,200,000
3.83%, 12/4/26	11,600,000	11,600,000

Total U.S. Government Agency Securities		376,740,861

U.S. Treasury Obligations (31.8%)
U.S. Treasury Bills 3.92%, 1/2/26 (p)	48,300,000	48,294,741
3.85%, 1/15/26 (p)	18,100,000	18,072,935
3.86%, 1/20/26 (p)	35,100,000	35,028,679
3.96%, 1/22/26 (p)	62,700,000	62,555,588
3.90%, 1/29/26 (p)	27,300,000	27,217,524
3.79%, 2/10/26 (p)	21,600,000	21,509,400
3.99%, 2/12/26 (p)	24,600,000	24,486,061
3.75%, 2/17/26 (p)	57,300,000	57,020,855
4.01%, 2/19/26 (p)	37,900,000	37,693,920
3.76%, 2/24/26 (p)	9,300,000	9,247,897
3.79%, 3/10/26 (p)	5,600,000	5,560,122
3.76%, 3/12/26 (p)	12,400,000	12,310,066
3.78%, 3/17/26 (p)	13,600,000	13,493,750
3.90%, 3/19/26 (p)	23,800,000	23,603,162
3.78%, 3/24/26 (p)	27,500,000	27,265,104
3.73%, 4/9/26 (p)	12,700,000	12,572,256
3.65%, 4/14/26 (p)	28,000,000	27,710,799
3.72%, 4/16/26 (p)	20,200,000	19,982,892
3.70%, 4/23/26 (p)	18,800,000	18,585,931
3.60%, 4/28/26 (p)	14,400,000	14,233,626
3.68%, 4/30/26 (p)	12,900,000	12,744,784
0.00%, 5/5/26 (p)	14,900,000	14,725,645

See Notes to Financial Statements.

1059

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
3.75%, 5/7/26 (p)	$13,000,000	$12,831,650
3.98%, 5/14/26 (p)	19,700,000	19,413,972
3.76%, 5/21/26 (p)	13,000,000	12,812,439
3.72%, 5/28/26 (p)	18,900,000	18,616,768
3.69%, 6/4/26 (p)	38,200,000	37,606,001
3.64%, 6/11/26 (p)	8,700,000	8,560,708
3.55%, 6/25/26 (p)	13,800,000	13,566,214
0.00%, 7/2/26 (p)	12,100,000	11,887,074
4.00%, 7/9/26 (p)	15,500,000	15,180,603
3.57%, 11/27/26 (p)	26,500,000	25,659,508
3.50%, 12/24/26 (p)	11,000,000	10,631,298
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.25%), 3.85%, 1/31/26 (k)	30,000,000	30,002,999
0.50%, 2/28/26	5,200,000	5,163,189
4.63%, 2/28/26	20,300,000	20,310,779
4.50%, 3/31/26	4,000,000	4,003,391
4.88%, 5/31/26	4,000,000	4,010,844
0.88%, 6/30/26	3,600,000	3,541,997
4.63%, 6/30/26	6,000,000	6,013,334
(US Treasury 3 Month Bill Money Market Yield + 0.18%), 3.78%, 7/31/26 (k)	15,000,000	15,000,342
4.38%, 7/31/26	1,500,000	1,505,445
3.75%, 8/31/26	5,200,000	5,201,433
3.50%, 9/30/26	13,800,000	13,771,290
4.63%, 10/15/26	1,200,000	1,208,588
1.13%, 10/31/26	7,200,000	7,053,448
4.13%, 10/31/26	3,500,000	3,511,082
4.25%, 11/30/26	15,800,000	15,888,894
1.25%, 12/31/26	8,400,000	8,207,162
4.25%, 12/31/26	17,300,000	17,406,569

Total U.S. Treasury Obligations		892,482,758

Total Investments in Securities (100.8%) (Amortized Cost $2,829,223,619)		2,829,223,619
Other Assets Less Liabilities (-0.8%)		(22,943,161)

Net Assets (100%)		$2,806,280,458

Federal Income Tax Cost of Investments		$2,829,223,619

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2025.
(o)	Discount Note Security. Effective rate calculated as of December 31, 2025.
(p)	Yield to maturity.

Glossary:

FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

1060

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments
Repurchase Agreements	$—	$1,560,000,000	$—	$1,560,000,000
U.S. Government Agency Securities	—	27,540,861	—	27,540,861
U.S. Treasury Obligations	—	730,681,972	—	730,681,972
U.S. Government Agency Securities
U.S. Government Agency Securities	—	349,200,000	—	349,200,000
U.S. Treasury Obligations
U.S. Treasury Obligations	—	161,800,786	—	161,800,786

Total Assets	$—	$2,829,223,619	$—	$2,829,223,619

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,829,223,619	$—	$2,829,223,619

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

See Notes to Financial Statements.

1061

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EQ/MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value:
Unaffiliated Issuers (Cost $1,269,223,619)	$1,269,223,619
Repurchase Agreements (Cost $1,560,000,000)	1,560,000,000
Cash	1,728,247
Dividends, interest and other receivables	3,751,048
Other assets	12,120

Total assets	2,834,715,034

LIABILITIES
Payable for securities purchased	26,612,719
Investment management fees payable	720,367
Distribution fees payable – Class IB	437,955
Administrative fees payable	208,058
Distribution fees payable – Class IA	141,474
Trustees’ fees payable	1,373
Accrued expenses	312,630

Total liabilities	28,434,576

Commitments and contingent liabilities^
NET ASSETS	$2,806,280,458

Net assets were comprised of:
Paid in capital	$2,806,270,866
Total distributable earnings (loss)	9,592

Net assets	$2,806,280,458

Class IA
Net asset value, offering and redemption price per share, $661,931,579 / 661,434,324 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

Class IB
Net asset value, offering and redemption price per share, $2,144,348,879 / 2,144,138,892 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Interest	$113,934,761

Total income	113,934,761

EXPENSES
Investment management fees	8,316,609
Distribution fees – Class IB	4,987,610
Administrative fees	2,415,530
Distribution fees – Class IA	1,683,619
Professional fees	145,684
Printing and mailing expenses	134,698
Trustees’ fees	83,477
Custodian fees	83,300
Miscellaneous	59,980

Total expenses	17,910,507

NET INVESTMENT INCOME (LOSS)	96,024,254

REALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	10,641

NET REALIZED AND UNREALIZED GAIN (LOSS)	10,641

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$96,034,895

See Notes to Financial Statements.

1062

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$96,024,254	$107,912,516
Net realized gain (loss)	10,641	463,932

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	96,034,895	108,376,448

Distributions to shareholders:
Class IA	(24,254,699)	(28,275,669)
Class IB	(71,782,355)	(80,089,028)

Total distributions to shareholders	(96,037,054)	(108,364,697)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 489,002,356 and 413,536,301 shares, respectively ]	489,233,264	413,909,202
Capital shares issued in reinvestment of dividends [ 24,245,379 and 28,250,238 shares, respectively ]	24,254,699	28,275,669
Capital shares repurchased [ (466,290,165) and (442,733,664) shares, respectively ]	(466,493,773)	(443,136,842)

Total Class IA transactions	46,994,190	(951,971)

Class IB
Capital shares sold [ 27,966,311,057 and 23,446,603,888 shares, respectively ]	27,968,062,862	23,454,366,127
Capital shares issued in reinvestment of dividends [ 71,778,186 and 80,063,032 shares, respectively ]	71,782,355	80,089,028
Capital shares repurchased [ (27,788,799,682) and (23,169,548,088) shares, respectively ]	(27,790,563,557)	(23,177,455,244)

Total Class IB transactions	249,281,660	356,999,911

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	296,275,850	356,047,940

TOTAL INCREASE (DECREASE) IN NET ASSETS	296,273,691	356,059,691
NET ASSETS:
Beginning of year	2,510,006,767	2,153,947,076

End of year	$2,806,280,458	$2,510,006,767

See Notes to Financial Statements.

1063

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	0.05	0.04	0.01	—
Net realized and unrealized gain (loss)	— #	— #	—	— #	— #

Total from investment operations	0.04	0.05	0.04	0.01	— #

Less distributions:
Dividends from net investment income	(0.04)	(0.05)	(0.04)	(0.01)	—
Distributions from net realized gains	— #	— #	—	— #	— #

Total dividends and distributions	(0.04)	(0.05)	(0.04)	(0.01)	— #

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	3.66%	4.65%	4.47%	1.11%	0.16%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$661,932	$614,938	$615,877	$435,756	$330,232
Ratio of expenses to average net assets:
After waivers	0.67%	0.68%	0.69%	0.52%	0.04%
Before waivers	0.67%	0.68%	0.69%	0.69%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers	3.60%	4.53%	4.42%	1.17%	—%
Before waivers	3.60%	4.53%	4.42%	0.99%	(0.65)%

Class IB	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	0.05	0.04	0.01	—
Net realized and unrealized gain (loss)	— #	— #	—	— #	— #

Total from investment operations	0.04	0.05	0.04	0.01	— #

Less distributions:
Dividends from net investment income	(0.04)	(0.05)	(0.04)	(0.01)	—
Distributions from net realized gains	— #	— #	—	— #	— #

Total dividends and distributions	(0.04)	(0.05)	(0.04)	(0.01)	— #

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	3.66%	4.65%	4.47%	1.11%	0.16%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,144,349	$1,895,069	$1,538,070	$1,283,116	$1,183,684
Ratio of expenses to average net assets:
After waivers	0.67%	0.68%	0.69%	0.52%	0.04%
Before waivers	0.67%	0.68%	0.69%	0.69%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers	3.60%	4.52%	4.40%	1.14%	—%
Before waivers	3.60%	4.52%	4.40%	0.97%	(0.65)%
#	Per share amount is less than $0.005.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

1064

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.2%)
Diversified Telecommunication Services (0.4%)
Anterix, Inc.*	1,721	$37,570
Bandwidth, Inc., Class A*	1,040	16,068
Cogent Communications Holdings, Inc. (x)	7,164	154,456
Globalstar, Inc.*	7,381	450,536
IDT Corp., Class B	1,815	92,946
Lumen Technologies, Inc.*	124,013	963,581

		1,715,157

Entertainment (0.3%)
Atlanta Braves Holdings, Inc., Class A (x)*	1,070	45,464
Atlanta Braves Holdings, Inc., Class C*	6,707	264,591
Cinemark Holdings, Inc.	15,290	355,340
CuriosityStream, Inc.	4,753	18,061
Golden Matrix Group, Inc. (x)*	2,920	2,338
IMAX Corp.*	6,410	236,914
Madison Square Garden Entertainment Corp., Class A*	5,852	315,364
Playtika Holding Corp.	2,182	8,619
Vivid Seats, Inc., Class A*	347	2,502

		1,249,193

Interactive Media & Services (0.3%)
Arena Group Holdings, Inc. (The)*	2,032	8,128
Bumble, Inc., Class A*	1,281	4,573
Cargurus, Inc., Class A*	12,111	464,457
EverQuote, Inc., Class A*	4,186	113,022
fuboTV, Inc.*	48,029	121,033
Grindr, Inc.*	4,989	67,551
MediaAlpha, Inc., Class A*	4,910	63,585
QuinStreet, Inc.*	8,015	115,176
Rumble, Inc. (x)*	3,871	24,465
Travelzoo*	994	7,077
TripAdvisor, Inc. (x)*	8,272	120,440
Yelp, Inc., Class A*	8,878	269,802
ZipRecruiter, Inc., Class A*	9,140	35,646

		1,414,955

Media (0.2%)
Boston Omaha Corp., Class A (x)*	265	3,278
Emerald Holding, Inc.	2,156	9,637
Entravision Communications Corp., Class A	1,743	5,107
Gambling.com Group Ltd.*	2,796	15,266
Ibotta, Inc., Class A (x)*	2,111	47,983
John Wiley & Sons, Inc., Class A	5,651	173,090
Magnite, Inc.*	20,486	332,488
Optimum Communications, Inc., Class A*	6,235	10,288
Stagwell, Inc., Class A*	17,059	83,419
TechTarget, Inc.*	451	2,435
Thryv Holdings, Inc.*	5,039	30,486
USA TODAY Co., Inc. (x)*	18,857	97,114

		810,591

Wireless Telecommunication Services (0.0%)†
Gogo, Inc.*	11,285	52,588

Total Communication Services		5,242,484

Consumer Discretionary (10.0%)
Automobile Components (0.3%)
Dorman Products, Inc.*	4,057	499,782
Fox Factory Holding Corp.*	1,693	28,967
LCI Industries	383	46,473
Patrick Industries, Inc.	4,773	517,537
Solid Power, Inc. (x)*	2,605	11,071
XPEL, Inc.(m)*	3,664	182,870

		1,286,700

Automobiles (0.0%)†
Livewire Group, Inc.*	5,928	26,202

Broadline Retail (1.4%)
Etsy, Inc.*	20,276	1,124,101
Global-e Online Ltd.*	121,884	4,791,260
Groupon, Inc.*	3,760	66,214
Savers Value Village, Inc.*	5,528	51,631

		6,033,206

Diversified Consumer Services (0.7%)
Adtalem Global Education, Inc.*	5,255	543,735
American Public Education, Inc.*	2,487	94,009
Carriage Services, Inc., Class A	2,136	90,353
Coursera, Inc.*	21,339	157,055
Driven Brands Holdings, Inc.*	8,680	128,637
European Wax Center, Inc., Class A*	4,653	16,751
Frontdoor, Inc.*	10,768	621,206
KinderCare Learning Cos., Inc.*	5,071	21,907
Laureate Education, Inc.*	6,464	217,643
Lincoln Educational Services Corp.*	4,491	108,458
McGraw Hill, Inc.*	3,033	50,044
Mister Car Wash, Inc.*	13,146	73,092
Nerdy, Inc. (x)*	9,349	9,723
OneSpaWorld Holdings Ltd.	14,677	304,401
Phoenix Education Partners, Inc.*	448	13,574
Stride, Inc.*	6,268	406,981
Udemy, Inc.*	13,492	78,928
Universal Technical Institute, Inc.*	6,944	181,447
Zspace, Inc. (x)*	561	264

		3,118,208

Hotels, Restaurants & Leisure (4.9%)
Accel Entertainment, Inc., Class A*	7,561	86,271
Bally’s Corp.*	1,558	25,738
BJ’s Restaurants, Inc.*	1,901	74,899
Black Rock Coffee Bar, Inc., Class A (x)*	233,155	5,187,699
Bloomin’ Brands, Inc.	7,544	46,547
Brinker International, Inc.*	6,514	934,889
Cava Group, Inc. (x)*	4,384	257,297
Cheesecake Factory, Inc. (The) (x)	132,845	6,706,016
Cracker Barrel Old Country Store, Inc. (x)	857	21,768
Dave & Buster’s Entertainment, Inc. (x)*	4,044	65,553
Denny’s Corp.*	723	4,497
Dine Brands Global, Inc. (x)	350	11,249
First Watch Restaurant Group, Inc.*	8,062	121,575
Genius Sports Ltd.*	32,119	353,951
Global Business Travel Group I (x)*	16,942	129,606
Hilton Grand Vacations, Inc.*	8,910	398,723
Inspired Entertainment, Inc.*	3,536	33,097
Jack in the Box, Inc. (x)	2,173	41,178
Kura Sushi USA, Inc., Class A (x)*	867	45,370
Life Time Group Holdings, Inc.*	22,220	590,608
Lindblad Expeditions Holdings, Inc.*	5,372	77,464

See Notes to Financial Statements.

1065

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Monarch Casino & Resort, Inc.	1,900	$181,830
Nathan’s Famous, Inc.	385	36,024
Navan, Inc., Class A*	4,390	74,981
Papa John’s International, Inc.	463	17,821
Pursuit Attractions and Hospitality, Inc.*	240	8,083
RCI Hospitality Holdings, Inc.	834	19,883
Red Rock Resorts, Inc., Class A	3,971	246,003
Rush Street Interactive, Inc.*	13,318	258,769
Sabre Corp.*	15,419	20,970
Serve Robotics, Inc. (x)*	8,147	84,566
Shake Shack, Inc., Class A*	46,608	3,783,171
Six Flags Entertainment Corp. (x)*	11,329	173,787
Super Group SGHC Ltd.	23,375	279,331
Sweetgreen, Inc., Class A (x)*	14,975	101,231
United Parks & Resorts, Inc. (x)*	3,759	136,452
Xponential Fitness, Inc., Class A*	4,433	36,484

		20,673,381

Household Durables (0.8%)
Cavco Industries, Inc.*	1,147	677,579
Champion Homes, Inc.*	8,303	701,604
Dream Finders Homes, Inc., Class A*	1,184	20,246
Green Brick Partners, Inc.*	1,511	94,679
Installed Building Products, Inc. (x)	3,411	884,779
Lovesac Co. (The) (x)*	1,403	20,694
Sonos, Inc.*	16,059	281,996
Victoria plc (x)*	1,139,746	604,542

		3,286,119

Leisure Products (0.1%)
Acushnet Holdings Corp.	4,058	323,910
Latham Group, Inc.*	5,345	33,941
Marine Products Corp.	682	5,974
Peloton Interactive, Inc., Class A*	20,313	125,128
Sturm Ruger & Co., Inc.	714	23,312

		512,265

Specialty Retail (1.6%)
Abercrombie & Fitch Co., Class A*	6,843	861,328
Arhaus, Inc., Class A*	7,622	85,443
Arko Corp.	1,171	5,316
BARK, Inc. (x)*	11,578	6,976
Bed Bath & Beyond, Inc.*	22,550	123,123
Boot Barn Holdings, Inc.*	4,524	798,350
Buckle, Inc. (The)	4,307	230,080
Build-A-Bear Workshop, Inc. (x)	1,860	113,962
Camping World Holdings, Inc., Class A	8,577	83,454
Envela Corp.*	1,074	14,370
EVgo, Inc., Class A*	3,491	10,159
Floor & Decor Holdings, Inc., Class A*	50,937	3,101,554
Genesco, Inc.*	102	2,527
Group 1 Automotive, Inc.	787	309,527
MarineMax, Inc.*	163	3,949
Petco Health & Wellness Co., Inc., Class A*	2,218	6,233
RealReal, Inc. (The)*	3,974	62,710
Revolve Group, Inc., Class A*	6,029	182,016
Sonic Automotive, Inc., Class A	754	46,642
Stitch Fix, Inc., Class A*	1,274	6,689
ThredUp, Inc., Class A*	14,027	89,633
Upbound Group, Inc.	2,671	46,903
Urban Outfitters, Inc.*	3,140	236,316
Victoria’s Secret & Co.*	3,026	163,918
Warby Parker, Inc., Class A*	14,394	313,645

		6,904,823

Textiles, Apparel & Luxury Goods (0.2%)
Ermenegildo Zegna NV (x)	9,227	94,577
Figs, Inc., Class A*	13,292	150,997
Kontoor Brands, Inc.	6,548	400,017
Steven Madden Ltd.	897	37,351
Wolverine World Wide, Inc.	11,983	217,492

		900,434

Total Consumer Discretionary		42,741,338

Consumer Staples (3.3%)
Beverages (0.1%)
National Beverage Corp.*	3,522	112,316
Vita Coco Co., Inc. (The)*	7,012	371,706
Zevia PBC, Class A*	7,955	18,456

		502,478

Consumer Staples Distribution & Retail (0.2%)
Chefs’ Warehouse, Inc. (The)*	5,343	333,029
Natural Grocers by Vitamin Cottage, Inc.	1,888	47,294
PriceSmart, Inc.	3,770	462,466

		842,789

Food Products (0.5%)
BRC, Inc., Class A (x)*	14,831	16,462
Calavo Growers, Inc.	2,174	47,285
Cal-Maine Foods, Inc.	6,517	518,558
Forafric Global plc (x)*	520	5,736
J & J Snack Foods Corp.	2,319	209,568
John B Sanfilippo & Son, Inc.	670	47,302
Lifeway Foods, Inc.*	854	20,692
Mama’s Creations, Inc.*	5,583	75,315
Marzetti Co. (The)	2,966	487,670
Simply Good Foods Co. (The)*	8,681	174,314
SunOpta, Inc.*	13,656	51,893
Tootsie Roll Industries, Inc.	2,653	97,179
Vital Farms, Inc.*	5,136	164,044
Westrock Coffee Co. (x)*	6,005	24,440

		1,940,458

Household Products (0.1%)
Energizer Holdings, Inc.	7,214	143,487
Oil-Dri Corp. of America	1,122	54,911
WD-40 Co.	2,006	394,981

		593,379

Personal Care Products (2.3%)
Beauty Health Co. (The)*	15,525	21,580
FitLife Brands, Inc.*	545	8,867
Herbalife Ltd.*	11,302	145,683
Honest Co., Inc. (The) (x)*	7,574	19,541
Interparfums, Inc.	2,696	228,702
Lifevantage Corp. (x)	1,698	10,460
Nature’s Sunshine Products, Inc.*	676	14,588
Oddity Tech Ltd., Class A*	236,397	9,498,431

		9,947,852

Tobacco (0.1%)
Ispire Technology, Inc.*	2,297	6,432
Turning Point Brands, Inc.	2,251	244,008

		250,440

Total Consumer Staples		14,077,396

See Notes to Financial Statements.

1066

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Energy (2.8%)
Energy Equipment & Services (1.5%)
Archrock, Inc.	25,339	$659,321
Atlas Energy Solutions, Inc. (x)	8,497	80,042
Cactus, Inc., Class A	10,015	457,485
DMC Global, Inc.*	1,068	7,145
Energy Services of America Corp. (x)	1,870	15,278
Flowco Holdings, Inc., Class A	1,641	30,752
Helix Energy Solutions Group, Inc.*	5,223	32,748
Kodiak Gas Services, Inc.	12,402	463,835
National Energy Services Reunited Corp.*	1,079	16,897
Natural Gas Services Group, Inc.	472	15,883
Oceaneering International, Inc.*	12,666	304,364
Seadrill Ltd.*	3,498	121,031
Select Water Solutions, Inc., Class A	731	7,690
Solaris Energy Infrastructure, Inc., Class A	6,215	285,703
Tidewater, Inc.*	6,831	345,034
WaterBridge Infrastructure LLC, Class A*	172,561	3,452,946

		6,296,154

Oil, Gas & Consumable Fuels (1.3%)
Calumet, Inc. (x)*	107,664	2,139,284
Centrus Energy Corp., Class A (x)*	1,921	466,342
Comstock Resources, Inc. (x)*	7,550	175,009
Core Natural Resources, Inc.	2,585	228,798
CVR Energy, Inc.*	4,483	114,048
Delek US Holdings, Inc.	8,729	258,902
Empire Petroleum Corp. (x)*	1,921	5,840
Energy Fuels, Inc. (x)*	8,962	130,307
Evolution Petroleum Corp. (x)	4,531	16,040
FLEX LNG Ltd.	817	20,384
Gulfport Energy Corp.*	2,339	486,489
Infinity Natural Resources, Inc., Class A*	494	7,277
Kinetik Holdings, Inc., Class A (x)	4,806	173,256
Kolibri Global Energy, Inc.*	1,165	4,578
Lightbridge Corp. (x)*	3,899	49,283
Magnolia Oil & Gas Corp., Class A	5,179	113,368
NextDecade Corp. (x)*	19,666	103,640
OPAL Fuels, Inc., Class A*	2,804	6,603
Par Pacific Holdings, Inc.*	2,109	74,110
REX American Resources Corp.*	1,078	34,841
Riley Exploration Permian, Inc.	494	13,042
Sable Offshore Corp. (x)*	11,581	104,461
Uranium Energy Corp.*	70,161	819,480
VAALCO Energy, Inc.	1,156	4,208
World Kinect Corp.	1,056	24,742

		5,574,332

Total Energy		11,870,486

Financials (7.6%)
Banks (1.3%)
Amerant Bancorp, Inc., Class A	2,051	40,015
Arrow Financial Corp.	257	8,070
Axos Financial, Inc.*	983	84,695
Banc of California, Inc.	1,055	20,351
BancFirst Corp.	2,843	301,415
Bancorp, Inc. (The)*	6,208	419,164
Bank First Corp.	194	23,633
Bank of Hawaii Corp.	4,408	301,375
Bank7 Corp.	12	492
Bankwell Financial Group, Inc.	178	8,156
Bridgewater Bancshares, Inc.*	1,565	27,434
California Bancorp	477	8,906
Capital Bancorp, Inc.	430	12,113
Carter Bankshares, Inc.*	629	12,366
Citizens Financial Services, Inc.	54	3,079
City Holding Co.	1,315	156,748
Coastal Financial Corp.*	1,889	216,460
Columbia Financial, Inc.*	331	5,144
Community Financial System, Inc.	1,818	104,426
Community West Bancshares	554	12,465
ConnectOne Bancorp, Inc.	1,668	43,735
Customers Bancorp, Inc.*	378	27,639
Dime Community Bancshares, Inc.	919	27,653
Eagle Bancorp, Inc.	971	20,799
Esquire Financial Holdings, Inc.	1,045	106,663
Finwise Bancorp*	831	14,908
First Bancorp	12,528	259,705
First Business Financial Services, Inc.	62	3,367
First Community Corp.	305	9,043
First Financial Bankshares, Inc.	19,896	594,293
First Financial Corp.	281	16,978
First Internet Bancorp	619	12,918
First Merchants Corp.	233	8,733
First Western Financial, Inc.*	337	9,035
Five Star Bancorp	1,422	50,879
GBank Financial Holdings, Inc. (x)*	103	3,491
Glacier Bancorp, Inc.	3,617	159,329
Greene County Bancorp, Inc.	773	17,184
Hingham Institution For Savings (The) (x)	18	5,111
Hope Bancorp, Inc.	1,435	15,728
International Bancshares Corp.	887	58,932
Lakeland Financial Corp.	2,109	120,339
LINKBANCORP, Inc.	899	7,426
Live Oak Bancshares, Inc.	2,283	78,421
Meridian Corp.	384	6,751
Metrocity Bankshares, Inc.	1,918	50,904
Metropolitan Bank Holding Corp.	283	21,610
NBT Bancorp, Inc.	532	22,089
Nicolet Bankshares, Inc.	535	64,895
Northeast Bank	637	66,203
Northfield Bancorp, Inc.	869	9,933
Northrim Bancorp, Inc.	1,788	47,579
Old National Bancorp	6,106	136,225
OP Bancorp	308	4,349
Orange County Bancorp, Inc.	505	14,418
Origin Bancorp, Inc.	300	11,283
Pathward Financial, Inc.	3,279	232,809
Patriot National Bancorp, Inc.*	10,797	19,650
PCB Bancorp	307	6,646
Peapack-Gladstone Financial Corp.	1,037	28,880
Peoples Financial Services Corp.	213	10,375
Princeton Bancorp, Inc.	209	7,250
Provident Financial Services, Inc.	2,505	49,474
ServisFirst Bancshares, Inc.	7,543	541,512
Shore Bancshares, Inc.	548	9,689
SmartFinancial, Inc.	405	14,981
Southern Missouri Bancorp, Inc.	131	7,745
Stock Yards Bancorp, Inc.	3,639	236,353
Texas Capital Bancshares, Inc.*	935	84,655
Triumph Financial, Inc.*	1,536	96,200
UMB Financial Corp.	942	108,368
Union Bankshares, Inc. (x)	531	12,601
Unity Bancorp, Inc.	554	28,653

See Notes to Financial Statements.

1067

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
USCB Financial Holdings, Inc.	468	$8,621
Valley National Bancorp	17,911	209,200
WesBanco, Inc.	704	23,401
West Bancorp, Inc.	414	9,187

		5,641,305

Capital Markets (3.3%)
Acadian Asset Management, Inc.	3,923	184,381
Artisan Partners Asset Management, Inc., Class A	5,110	208,181
Bakkt Holdings, Inc., Class A (x)*	244	2,450
BGC Group, Inc., Class A	53,528	478,005
Churchill Capital Corp. X, Class A (r)*	337,083	4,469,721
Cohen & Steers, Inc.	3,704	232,537
Diamond Hill Investment Group, Inc.	68	11,526
Donnelley Financial Solutions, Inc.*	2,686	125,409
GCM Grosvenor, Inc., Class A	6,991	79,138
Gemini Space Station, Inc., Class A (x)*	181,036	1,795,877
Innventure, Inc. (x)*	1,383	5,781
Marex Group plc	5,623	215,698
Miami International Holdings, Inc. (x)*	1,860	82,547
Moelis & Co., Class A	9,732	668,978
P10, Inc., Class A (x)	8,833	86,652
Patria Investments Ltd., Class A (x)	10,073	160,060
Perella Weinberg Partners, Class A	9,195	159,073
Piper Sandler Cos.	2,587	878,830
PJT Partners, Inc., Class A	3,406	569,483
StepStone Group, Inc., Class A	10,320	662,234
StoneX Group, Inc.*	7,216	686,458
Twenty One Capital, Inc., Class A*	196,809	1,724,047
Value Line, Inc.	129	4,957
Victory Capital Holdings, Inc., Class A (x)	6,562	413,997
Webull Corp.*	5,189	40,319
WisdomTree, Inc. (x)	17,948	218,786

		14,165,125

Consumer Finance (0.6%)
Atlanticus Holdings Corp.*	82	5,490
Dave, Inc.*	1,523	337,207
Enova International, Inc.*	3,552	558,374
FirstCash Holdings, Inc.	5,845	931,576
Jefferson Capital, Inc. (x)	473	10,567
LendingTree, Inc.*	1,532	81,334
NerdWallet, Inc., Class A*	6,171	83,617
OppFi, Inc.	3,923	41,035
Regional Management Corp.	259	10,036
Upstart Holdings, Inc. (x)*	12,474	545,488

		2,604,724

Financial Services (1.4%)
Burford Capital Ltd.	325,292	2,901,605
Cantaloupe, Inc.*	8,013	85,098
Cass Information Systems, Inc.	1,445	59,996
Evertec, Inc.	9,394	273,271
Federal Agricultural Mortgage Corp., Class C	1,240	217,707
Flywire Corp.*	15,567	220,429
International Money Express, Inc.*	4,249	65,265
Marqeta, Inc., Class A*	24,567	116,693
NCR Atleos Corp.*	10,766	410,292
Pagseguro Digital Ltd., Class A	16,485	158,915
Payoneer Global, Inc.*	41,564	233,590
Paysign, Inc.*	4,632	23,855
Priority Technology Holdings, Inc. (x)*	4,228	23,043
Remitly Global, Inc.*	24,961	344,462
Sezzle, Inc. (x)*	2,177	138,185
StoneCo Ltd., Class A*	36,923	546,091

		5,818,497

Insurance (1.0%)
Abacus Global Management, Inc.	1,829	15,638
American Coastal Insurance Corp.	2,191	27,672
American Integrity Insurance Group, Inc.*	338	7,041
AMERISAFE, Inc.	1,559	59,881
Aspen Insurance Holdings Ltd., Class A (x)*	1,468	54,463
Ategrity Specialty Holdings LLC (x)*	335	7,038
Baldwin Insurance Group, Inc. (The), Class A (x)*	10,527	252,964
Bowhead Specialty Holdings, Inc.*	2,576	73,519
Crawford & Co., Class A	2,247	25,279
F&G Annuities & Life, Inc.	161	4,967
Goosehead Insurance, Inc., Class A	2,756	202,979
HCI Group, Inc.	1,588	304,404
Heritage Insurance Holdings, Inc.*	2,804	82,045
Hippo Holdings, Inc.*	1,350	40,608
Investors Title Co.	32	7,988
Kestrel Group Ltd. (x)	259	2,652
Kingstone Cos., Inc.	1,681	28,291
Kingsway Financial Services, Inc.*	3,409	45,851
Lemonade, Inc.*	8,903	633,716
Oscar Health, Inc., Class A*	29,108	418,282
Palomar Holdings, Inc.*	3,881	523,004
Root, Inc., Class A*	1,816	131,170
Selective Insurance Group, Inc.	7,893	660,407
Selectquote, Inc.*	15,959	22,502
SiriusPoint Ltd.*	893	19,548
Skyward Specialty Insurance Group, Inc.*	5,233	267,459
Slide Insurance Holdings, Inc.*	1,588	30,934
Tiptree, Inc., Class A	1,192	21,778
Trupanion, Inc.*	5,519	206,245
Universal Insurance Holdings, Inc.	820	27,716

		4,206,041

Mortgage Real Estate Investment Trusts (REITs) (0.0%)†
Angel Oak Mortgage REIT, Inc. (REIT)	604	5,200
Apollo Commercial Real Estate Finance, Inc. (REIT)	10,350	100,188
Two Harbors Investment Corp. (REIT)	8,051	84,536

		189,924

Total Financials		32,625,616

Health Care (27.4%)
Biotechnology (17.5%)
Abeona Therapeutics, Inc. (x)*	6,687	35,240
Absci Corp. (x)*	16,618	57,997
ACADIA Pharmaceuticals, Inc.*	18,293	488,606
Actuate Therapeutics, Inc. (x)*	976	5,973
ADC Therapeutics SA*	11,741	41,446
ADMA Biologics, Inc.*	34,077	621,564
Akebia Therapeutics, Inc.*	2,591	4,172
Aldeyra Therapeutics, Inc.*	7,154	37,058
Alector, Inc.*	1,562	2,437
Alkermes plc*	17,866	499,891
Altimmune, Inc. (x)*	12,548	45,298
Amicus Therapeutics, Inc.*	43,692	622,174

See Notes to Financial Statements.

1068

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
AnaptysBio, Inc.*	2,715	$131,623
Anavex Life Sciences Corp. (x)*	12,783	45,507
Apogee Therapeutics, Inc.*	5,660	427,217
Arbutus Biopharma Corp.*	1,335,721	6,424,818
Arcellx, Inc.*	5,011	326,717
Arcturus Therapeutics Holdings, Inc. (x)*	1,609	9,863
Arcus Biosciences, Inc.*	8,496	202,460
Arcutis Biotherapeutics, Inc.*	16,059	466,353
Ardelyx, Inc.*	35,266	205,601
ArriVent Biopharma, Inc. (x)*	4,315	86,818
Arrowhead Pharmaceuticals, Inc.*	19,502	1,294,738
ARS Pharmaceuticals, Inc. (x)*	8,896	103,638
aTyr Pharma, Inc. (x)*	13,155	10,302
Aura Biosciences, Inc.*	1,934	10,540
Aurinia Pharmaceuticals, Inc.*	17,680	281,996
Avidity Biosciences, Inc.*	15,628	1,127,248
Avita Medical, Inc. (x)*	1,696	5,851
Beam Therapeutics, Inc.*	25,629	710,436
Benitec Biopharma, Inc. (x)*	2,321	31,264
Bicara Therapeutics, Inc.*	364	6,126
BioCryst Pharmaceuticals, Inc.*	31,211	243,446
Biohaven Ltd.*	13,977	157,800
Bridgebio Pharma, Inc.*	23,329	1,784,435
Bright Minds Biosciences, Inc. (x)*	732	57,125
Candel Therapeutics, Inc. (x)*	5,790	32,713
Capricor Therapeutics, Inc. (x)*	5,752	166,003
Cardiff Oncology, Inc. (x)*	3,999	11,237
CareDx, Inc.*	7,640	143,938
Cartesian Therapeutics, Inc. (x)*	251	1,810
Catalyst Pharmaceuticals, Inc.*	16,996	396,687
Celcuity, Inc.*	4,491	447,932
CG oncology, Inc.*	8,176	339,468
Cogent Biosciences, Inc.*	19,242	683,476
Coherus Oncology, Inc. (x)*	4,547	6,457
Compass Therapeutics, Inc.*	10,208	54,817
Corvus Pharmaceuticals, Inc.*	8,723	67,167
Cytokinetics, Inc.*	1,964	124,793
Day One Biopharmaceuticals, Inc.*	720	6,710
Denali Therapeutics, Inc.*	1,298	21,430
DiaMedica Therapeutics, Inc. (x)*	5,169	41,145
Dianthus Therapeutics, Inc.*	261	10,756
Disc Medicine, Inc.*	3,666	291,117
Dynavax Technologies Corp.*	14,722	226,424
Dyne Therapeutics, Inc.*	5,776	112,979
Eledon Pharmaceuticals, Inc.*	813	1,228
Fennec Pharmaceuticals, Inc.*	1,190	9,163
Foghorn Therapeutics, Inc.*	3,632	19,613
Geron Corp.*	80,000	105,600
Gossamer Bio, Inc.*	28,138	87,228
GRAIL, Inc.*	59,021	5,051,607
Greenwich Lifesciences, Inc. (x)*	902	18,951
Gyre Therapeutics, Inc. (x)*	1,298	9,164
Heron Therapeutics, Inc. (x)*	1,783	2,318
Humacyte, Inc. (x)*	4,947	4,752
ImmunityBio, Inc. (x)*	35,429	70,149
Immunome, Inc.*	14,166	304,286
Immunovant, Inc.*	231,491	5,884,501
Inmune Bio, Inc. (x)*	2,734	4,265
Insmed, Inc.*	2,983	519,161
Ironwood Pharmaceuticals, Inc., Class A*	21,555	72,640
Janux Therapeutics, Inc.*	2,066	28,511
KalVista Pharmaceuticals, Inc. (x)*	5,502	88,857
Krystal Biotech, Inc.*	3,645	898,638
Kymera Therapeutics, Inc.*	8,313	646,835
Madrigal Pharmaceuticals, Inc.*	2,734	1,592,118
MannKind Corp.*	45,032	255,331
MapLight Therapeutics, Inc.*	1,282	22,518
MeiraGTx Holdings plc*	5,166	41,070
MiMedx Group, Inc.*	17,215	116,546
Mineralys Therapeutics, Inc.*	6,873	249,421
Mirum Pharmaceuticals, Inc.*	6,038	476,942
Monopar Therapeutics, Inc.*	668	43,620
Newamsterdam Pharma Co. NV (x)*	6,433	225,670
Novavax, Inc. (x)*	17,609	118,332
Nuvalent, Inc., Class A*	7,358	740,141
Nuvectis Pharma, Inc.*	2,049	15,470
Organogenesis Holdings, Inc., Class A*	9,722	50,360
ORIC Pharmaceuticals, Inc.*	2,751	22,503
Palvella Therapeutics, Inc. (x)*	959	100,379
Praxis Precision Medicines, Inc.*	269	79,285
Precigen, Inc. (x)*	24,656	103,062
ProKidney Corp., Class A (x)*	179,695	402,517
Protagonist Therapeutics, Inc.*	8,558	747,456
Protalix BioTherapeutics, Inc. (x)*	11,071	19,928
Prothena Corp. plc*	629	6,007
PTC Therapeutics, Inc.*	9,278	704,757
Recursion Pharmaceuticals, Inc., Class A (x)*	104,144	425,949
Rezolute, Inc.*	9,735	22,975
Rhythm Pharmaceuticals, Inc.*	7,769	831,594
Rigel Pharmaceuticals, Inc.*	2,616	112,043
Rocket Pharmaceuticals, Inc.*	2,193	7,697
Roivant Sciences Ltd.*	840,588	18,240,760
Sana Biotechnology, Inc. (x)*	2,649	10,781
Savara, Inc.*	20,798	125,412
Scholar Rock Holding Corp.*	11,187	492,787
SELLAS Life Sciences Group, Inc. (x)*	18,500	69,745
Sionna Therapeutics, Inc. (x)*	2,353	96,802
Soleno Therapeutics, Inc.*	6,856	317,433
Spyre Therapeutics, Inc. (x)*	6,780	222,113
Stoke Therapeutics, Inc.*	6,543	207,675
Syndax Pharmaceuticals, Inc.*	11,851	248,990
Taysha Gene Therapies, Inc.*	32,802	180,411
Tectonic Therapeutic, Inc. (x)*	309	6,446
Tevogen Bio Holdings, Inc. (x)*	4,688	1,552
TG Therapeutics, Inc.*	21,337	636,056
Travere Therapeutics, Inc.*	11,357	433,951
TriSalus Life Sciences, Inc. (x)*	746	5,207
TuHURA Biosciences, Inc.*	3,954	2,992
Twist Bioscience Corp.*	8,793	278,914
uniQure NV*	3,897	93,255
United Therapeutics Corp.*	1,046	509,663
UroGen Pharma Ltd. (x)*	4,539	106,303
Vaxcyte, Inc.*	7,270	335,438
Vera Therapeutics, Inc., Class A*	8,164	413,425
Veracyte, Inc.*	11,514	484,739
Verastem, Inc.*	4,372	33,752
Vericel Corp.*	7,498	270,003
Viridian Therapeutics, Inc.*	9,299	289,385
X4 Pharmaceuticals, Inc.*	1,384,628	5,538,512
Xenon Pharmaceuticals, Inc.*	11,167	500,505
XOMA Royalty Corp.*	116,272	3,091,672
Zymeworks, Inc.*	7,276	191,577

		74,598,251

Health Care Equipment & Supplies (2.7%)
Accuray, Inc.*	16,569	13,663

See Notes to Financial Statements.

1069

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Alphatec Holdings, Inc.*	17,390	$365,886
AngioDynamics, Inc.*	1,391	17,860
Anteris Technologies Global Corp.*	5,180	25,848
Artivion, Inc.*	5,022	229,053
AtriCure, Inc.*	7,076	279,926
Axogen, Inc.*	6,609	216,313
Beta Bionics, Inc.*	5,034	153,386
Bioventus, Inc., Class A (x)*	6,537	48,635
Butterfly Network, Inc., Class A (x)*	28,436	108,057
CapsoVision, Inc. (x)*	564	6,029
Carlsmed, Inc.*	613	7,570
Ceribell, Inc.*	4,011	87,961
Cerus Corp.*	26,617	54,831
ClearPoint Neuro, Inc. (x)*	3,723	50,931
CVRx, Inc.*	2,511	17,828
Delcath Systems, Inc.*	4,185	42,268
Electromed, Inc.*	1,105	32,178
Embecta Corp.	1,202	14,280
Glaukos Corp.*	8,214	927,443
Haemonetics Corp.*	7,084	567,783
ICU Medical, Inc.*	2,662	379,787
Integer Holdings Corp.*	5,054	396,385
iRadimed Corp.	1,164	113,234
iRhythm Technologies, Inc.*	4,686	831,484
Kestra Medical Technologies Ltd. (x)*	2,515	66,698
KORU Medical Systems, Inc.*	6,730	39,101
Lantheus Holdings, Inc.*	9,845	655,185
LeMaitre Vascular, Inc.	3,096	251,086
LENSAR, Inc. (x)*	1,524	17,724
Lucid Diagnostics, Inc. (x)*	5,416	5,903
Merit Medical Systems, Inc.*	7,967	702,211
Myomo, Inc. (x)*	5,181	4,715
Neuronetics, Inc. (x)*	5,834	8,051
NeuroPace, Inc.*	3,889	60,046
Novocure Ltd.*	14,820	191,623
OrthoPediatrics Corp.*	643	11,420
Outset Medical, Inc.*	1,104	4,096
PROCEPT BioRobotics Corp.*	7,823	246,112
Pro-Dex, Inc. (x)*	338	13,006
Pulmonx Corp.*	6,104	13,490
Pulse Biosciences, Inc. (x)*	2,838	38,966
QuidelOrtho Corp.*	4,271	121,980
RxSight, Inc.*	5,382	56,080
Sanara Medtech, Inc.*	571	13,333
SANUWAVE Health, Inc.*	1,132	33,779
Semler Scientific, Inc.*	154,344	2,359,920
Shoulder Innovations, Inc. (x)*	459	6,564
SI-BONE, Inc.*	5,673	111,871
Sight Sciences, Inc.*	5,993	47,524
STAAR Surgical Co.*	6,185	142,812
Stereotaxis, Inc.*	7,720	17,756
Tandem Diabetes Care, Inc.*	10,022	220,283
TransMedics Group, Inc.*	4,936	600,464
Treace Medical Concepts, Inc.*	7,795	19,098
UFP Technologies, Inc.*	1,091	242,235

		11,311,751

Health Care Providers & Services (3.7%)
Addus HomeCare Corp.*	1,292	138,748
agilon health, Inc.*	3,273,179	2,254,238
AirSculpt Technologies, Inc. (x)*	2,171	4,299
Alignment Healthcare, Inc.*	24,851	490,807
Ardent Health, Inc.*	243	2,146
Astrana Health, Inc.*	6,132	152,135
Aveanna Healthcare Holdings, Inc.*	7,701	62,917
BrightSpring Health Services, Inc.*	16,364	612,832
Brookdale Senior Living, Inc.*	30,093	324,704
Clover Health Investments Corp., Class A (x)*	60,920	143,162
Community Health Systems, Inc.*	11,255	35,116
Concentra Group Holdings Parent, Inc.	16,008	315,037
CorVel Corp.*	4,254	287,868
Ensign Group, Inc. (The)	8,271	1,440,808
GeneDx Holdings Corp., Class A*	2,818	366,509
Guardant Health, Inc.*	17,860	1,824,220
Guardian Pharmacy Services, Inc., Class A*	3,313	99,688
HealthEquity, Inc.*	36,052	3,302,724
Hims & Hers Health, Inc. (x)*	30,139	978,613
Innovage Holding Corp.*	944	4,899
Joint Corp. (The)*	2,392	20,858
LifeStance Health Group, Inc.*	13,494	94,998
Nano-X Imaging Ltd. (x)*	2,554	7,151
National Research Corp.	1,598	29,995
NeoGenomics, Inc.*	2,102	24,720
Nutex Health, Inc.*	511	84,121
Omada Health, Inc.*	868	13,697
Oncology Institute, Inc. (The) (x)*	9,392	33,436
Option Care Health, Inc.*	23,484	748,200
PACS Group, Inc.*	5,937	227,921
Pennant Group, Inc. (The)*	4,894	137,766
Privia Health Group, Inc.*	17,147	406,555
Progyny, Inc.*	11,152	286,383
RadNet, Inc.*	8,116	579,077
Sonida Senior Living, Inc.*	544	17,740
Talkspace, Inc.*	20,932	75,983
US Physical Therapy, Inc.	1,308	102,142
Viemed Healthcare, Inc.*	4,916	36,526

		15,768,739

Health Care Technology (0.3%)
Claritev Corp. (x)*	1,113	47,581
Evolent Health, Inc., Class A*	6,211	24,844
HealthStream, Inc.	1,369	31,583
HeartFlow, Inc. (x)*	1,457	42,471
LifeMD, Inc. (x)*	4,196	14,308
OptimizeRx Corp. (x)*	2,037	24,974
Phreesia, Inc.*	8,601	145,529
Schrodinger, Inc.*	26,576	475,179
Simulations Plus, Inc. (x)*	2,414	44,007
Teladoc Health, Inc. (x)*	4,658	32,606
TruBridge, Inc.*	1,608	35,489
Waystar Holding Corp.*	13,726	449,526

		1,368,097

Life Sciences Tools & Services (0.9%)
10X Genomics, Inc., Class A*	59,808	975,468
Adaptive Biotechnologies Corp.*	21,940	356,306
Alpha Teknova, Inc.*	1,623	6,167
BioLife Solutions, Inc.*	5,969	144,330
Codexis, Inc.*	10,779	17,570
CryoPort, Inc.*	1,807	17,347
Ginkgo Bioworks Holdings, Inc., Class A (x)*	38,326	318,489
Lifecore Biomedical, Inc.*	3,202	26,192
MaxCyte, Inc.*	211,975	328,561
Mesa Laboratories, Inc.	749	58,797
Niagen Bioscience, Inc.*	7,909	50,301

See Notes to Financial Statements.

1070

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
OmniAb, Inc.*	1,487	$2,751
Quanterix Corp.*	1,174	7,467
Standard BioTools, Inc.*	1,339,184	1,714,156

		4,023,902

Pharmaceuticals (2.3%)
Aardvark Therapeutics, Inc. (x)*	1,014	13,309
Amneal Pharmaceuticals, Inc.*	19,164	241,466
Amphastar Pharmaceuticals, Inc.*	424	11,355
Amylyx Pharmaceuticals, Inc.*	10,098	121,984
ANI Pharmaceuticals, Inc.*	2,705	213,533
Aquestive Therapeutics, Inc. (x)*	5,125	33,108
Arvinas, Inc.*	1,122	13,307
Atai Beckley NV (x)*	465,285	1,903,016
Avadel Pharmaceuticals plc (ADR)*	13,062	281,486
Axsome Therapeutics, Inc.*	6,023	1,100,041
Biote Corp., Class A*	1,559	4,053
Collegium Pharmaceutical, Inc.*	4,607	213,304
CorMedix, Inc. (x)*	11,078	128,837
Crinetics Pharmaceuticals, Inc.*	13,285	618,417
Edgewise Therapeutics, Inc.*	9,802	243,237
Enliven Therapeutics, Inc. (x)*	5,756	88,642
Esperion Therapeutics, Inc. (x)*	12,058	44,615
Eton Pharmaceuticals, Inc.*	3,841	64,951
Evolus, Inc.*	7,566	50,314
Fulcrum Therapeutics, Inc.*	747	8,449
Harmony Biosciences Holdings, Inc.*	6,415	240,049
Harrow, Inc. (x)*	4,635	227,115
Indivior plc*	15,177	544,551
Innoviva, Inc.*	8,168	163,278
Journey Medical Corp.*	1,915	14,765
LB Pharmaceuticals, Inc.*	1,397	31,097
LENZ Therapeutics, Inc. (x)*	2,532	40,512
Ligand Pharmaceuticals, Inc.*	319	60,313
Liquidia Corp.*	9,441	325,620
Maze Therapeutics, Inc.*	184	7,623
MediWound Ltd. (x)*	1,176	21,709
Mind Medicine MindMed, Inc. (x)*	4,295	57,510
Nuvation Bio, Inc. (x)*	2,561	22,947
Ocular Therapeutix, Inc.*	27,335	331,847
Omeros Corp. (x)*	8,877	152,462
Pacira BioSciences, Inc.*	653	16,900
Phathom Pharmaceuticals, Inc. (x)*	1,404	23,292
Phibro Animal Health Corp., Class A	2,969	110,922
Prestige Consumer Healthcare, Inc.*	1,352	83,405
SIGA Technologies, Inc.	4,347	26,560
Structure Therapeutics, Inc. (ADR)*	7,928	551,392
Supernus Pharmaceuticals, Inc.*	602	29,919
Tarsus Pharmaceuticals, Inc.*	5,758	471,465
Theravance Biopharma, Inc.*	4,548	85,093
Trevi Therapeutics, Inc.*	13,118	164,237
WaVe Life Sciences Ltd.*	15,226	258,842
Xeris Biopharma Holdings, Inc.*	22,426	176,044
Zevra Therapeutics, Inc. (x)*	8,095	72,531

		9,709,424

Total Health Care		116,780,164

Industrials (14.0%)
Aerospace & Defense (1.5%)
AAR Corp.*	1,445	119,632
AeroVironment, Inc.*	5,561	1,345,150
AIRO Group Holdings, Inc.*	478	3,910
Archer Aviation, Inc., Class A (x)*	93,163	700,586
Astronics Corp.*	4,148	224,987
Byrna Technologies, Inc. (x)*	2,576	43,251
Cadre Holdings, Inc.	4,239	173,121
Eve Holding, Inc.*	13,986	55,804
Firefly Aerospace, Inc. (x)*	1,952	43,666
Intuitive Machines, Inc. (x)*	1,023	16,603
Kratos Defense & Security Solutions, Inc.*	24,525	1,861,693
Mercury Systems, Inc.*	1,752	127,914
Moog, Inc., Class A	4,141	1,008,541
Park Aerospace Corp.	1,302	27,785
Redwire Corp. (x)*	10,655	80,978
Satellogic, Inc., Class A (x)*	8,760	16,381
V2X, Inc.*	209	11,401
Voyager Technologies, Inc., Class A*	1,480	38,687
VSE Corp.	2,925	505,352

		6,405,442

Air Freight & Logistics (0.0%)†
Forward Air Corp. (x)*	1,150	28,750

Building Products (0.9%)
AZZ, Inc.	4,361	467,412
CSW Industrials, Inc.	2,394	702,711
Griffon Corp.	5,626	414,355
Insteel Industries, Inc.	1,448	45,858
Janus International Group, Inc.*	7,497	49,030
Modine Manufacturing Co.*	7,708	1,029,095
Tecnoglass, Inc. (x)	3,958	199,167
UFP Industries, Inc.	419	38,150
Zurn Elkay Water Solutions Corp.	22,101	1,027,475

		3,973,253

Commercial Services & Supplies (0.6%)
ACV Auctions, Inc., Class A*	24,969	200,251
Brink’s Co. (The)	6,195	723,142
Casella Waste Systems, Inc., Class A (x)*	9,252	906,141
Cimpress plc*	525	34,960
CompX International, Inc.	195	4,538
CoreCivic, Inc.*	2,337	44,660
GEO Group, Inc. (The)*	19,856	320,079
Healthcare Services Group, Inc.*	4,565	87,283
HNI Corp.	3,923	164,923
Interface, Inc., Class A	1,094	30,545
Liquidity Services, Inc.*	3,511	106,418
Perma-Fix Environmental Services, Inc. (x)*	516	6,497
Pitney Bowes, Inc.	6,055	64,001
Quad/Graphics, Inc.	2,631	16,496

		2,709,934

Construction & Engineering (1.8%)
Arcosa, Inc.	2,031	215,936
Argan, Inc.	1,974	618,494
Bowman Consulting Group Ltd., Class A*	1,897	62,639
Centuri Holdings, Inc.*	11,490	290,122
Construction Partners, Inc., Class A*	6,897	748,669
Dycom Industries, Inc.*	4,124	1,393,500
Granite Construction, Inc.	5,541	639,154
IES Holdings, Inc.*	1,330	517,397
Legence Corp., Class A*	3,050	131,272
Limbach Holdings, Inc.*	1,585	123,392
Matrix Service Co.*	964	11,279
MYR Group, Inc.*	2,266	495,121
Orion Group Holdings, Inc.*	1,054	10,477

See Notes to Financial Statements.

1071

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Primoris Services Corp.	7,449	$924,719
Sterling Infrastructure, Inc.*	4,388	1,343,737

		7,525,908

Electrical Equipment (1.6%)
Allient, Inc.	125	6,719
American Superconductor Corp.*	6,521	187,674
Amprius Technologies, Inc.*	16,186	127,708
Array Technologies, Inc.*	4,568	42,117
Bloom Energy Corp., Class A*	32,149	2,793,427
EnerSys	316	46,373
Enovix Corp. (x)*	25,003	182,772
Eos Energy Enterprises, Inc. (x)*	45,383	520,089
Fluence Energy, Inc., Class A (x)*	7,595	150,229
KULR Technology Group, Inc. (x)*	5,309	15,715
LSI Industries, Inc.	2,903	53,183
NANO Nuclear Energy, Inc. (x)*	5,529	132,751
Nextpower, Inc., Class A*	17,171	1,495,766
NuScale Power Corp., Class A (x)*	18,578	263,250
Powell Industries, Inc. (x)	1,404	447,567
Power Solutions International, Inc. (x)*	1,152	65,825
Preformed Line Products Co.	26	5,374
Shoals Technologies Group, Inc., Class A*	3,629	30,846
SKYX Platforms Corp.*	9,589	20,808
SunPower, Inc. (x)*	2,517	3,952
Thermon Group Holdings, Inc.*	621	23,076
Vicor Corp.*	3,381	370,558

		6,985,779

Ground Transportation (0.1%)
Covenant Logistics Group, Inc., Class A	390	8,596
FTAI Infrastructure, Inc.	15,946	73,511
Hertz Global Holdings, Inc. (x)*	16,792	86,311
RXO, Inc.*	1,632	20,628
Werner Enterprises, Inc.	1,362	40,874

		229,920

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A (x)	1,161	41,657

Machinery (2.6%)
Aebi Schmidt Holding AG	383	4,845
Alamo Group, Inc.	481	80,745
Albany International Corp., Class A	1,302	66,011
Alliance Laundry Holdings, Inc.*	1,400	28,490
Atmus Filtration Technologies, Inc.	11,100	576,201
Blue Bird Corp.*	4,720	221,840
CECO Environmental Corp.*	4,345	260,048
Chart Industries, Inc.*	6,649	1,371,223
Douglas Dynamics, Inc.	2,976	97,166
Energy Recovery, Inc.*	7,573	102,160
Enerpac Tool Group Corp., Class A	7,773	297,240
Enpro, Inc.	410	87,793
ESCO Technologies, Inc.	3,831	748,539
Federal Signal Corp.	8,832	959,067
Franklin Electric Co., Inc.	5,687	543,279
Gorman-Rupp Co. (The)	3,056	145,924
Graham Corp.*	1,573	101,034
JBT Marel Corp.	3,701	557,630
Kadant, Inc.	1,727	492,230
Lindsay Corp.	1,628	191,892
Mayville Engineering Co., Inc.*	25	468
Microvast Holdings, Inc. (x)*	18,836	52,741
Mueller Water Products, Inc., Class A	22,923	546,026
Omega Flex, Inc.	594	17,487
REV Group, Inc.	7,137	434,001
Richtech Robotics, Inc., Class B*	22,381	72,291
SPX Technologies, Inc.*	7,094	1,419,226
Standex International Corp.	1,439	312,666
Trinity Industries, Inc.	5,452	144,151
Watts Water Technologies, Inc., Class A	4,043	1,115,949
Worthington Enterprises, Inc.	1,537	79,263

		11,127,626

Marine Transportation (0.0%)†
Costamare Bulkers Holdings Ltd.*	88	1,356

Passenger Airlines (1.0%)
Allegiant Travel Co.*	353	30,100
Frontier Group Holdings, Inc.*	8,001	37,685
Joby Aviation, Inc.*	295,133	3,895,756
Sun Country Airlines Holdings, Inc.*	4,203	60,481

		4,024,022

Professional Services (1.4%)
Barrett Business Services, Inc.	3,665	132,710
BlackSky Technology, Inc., Class A (x)*	4,522	84,787
CBIZ, Inc.*	7,244	365,460
CRA International, Inc.	942	189,055
CSG Systems International, Inc.	3,633	278,615
Exponent, Inc.	7,477	519,352
Falcon’s Beyond Global, Inc., Class A (x)*	1,626	24,406
First Advantage Corp.*	7,847	114,017
Franklin Covey Co.*	1,464	24,566
Huron Consulting Group, Inc.*	2,511	434,177
IBEX Holdings Ltd.*	1,406	53,681
Innodata, Inc. (x)*	4,586	233,657
Insperity, Inc.	5,340	206,765
Kforce, Inc.	2,271	70,219
Korn Ferry	3,554	234,635
Legalzoom.com, Inc.*	18,707	185,761
Maximus, Inc.	8,326	718,700
Planet Labs PBC*	34,992	690,042
RCM Technologies, Inc.*	752	15,375
Resolute Holdings Management, Inc. (x)*	249	51,401
Spire Global, Inc. (x)*	3,719	27,892
TIC Solutions, Inc.*	6,817	68,920
TriNet Group, Inc.	4,451	263,188
Upwork, Inc.*	18,081	358,365
Verra Mobility Corp., Class A*	23,487	526,344
Willdan Group, Inc.*	1,399	145,020

		6,017,110

Trading Companies & Distributors (2.5%)
Alta Equipment Group, Inc.	687	3,160
Core & Main, Inc., Class A*	65,013	3,378,726
Distribution Solutions Group, Inc.*	1,192	32,649
DXP Enterprises, Inc.*	1,909	209,589
GATX Corp.	410	69,536
Global Industrial Co.	2,160	63,115
Herc Holdings, Inc.	4,798	711,927
Karat Packaging, Inc.	1,115	25,165
McGrath RentCorp	2,719	285,305
QXO, Inc. (x)*	260,789	5,030,620
Rush Enterprises, Inc., Class A	4,836	260,854
Rush Enterprises, Inc., Class B	665	37,413
Transcat, Inc.*	642	36,421

See Notes to Financial Statements.

1072

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Willis Lease Finance Corp.	54	$7,324
Xometry, Inc., Class A (x)*	6,392	380,132

		10,531,936

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.*	3,423	30,704

Total Industrials		59,633,397

Information Technology (24.0%)
Communications Equipment (0.5%)
ADTRAN Holdings, Inc.*	11,351	98,640
Applied Optoelectronics, Inc. (x)*	7,047	245,658
BK Technologies Corp.*	437	32,596
Calix, Inc.*	8,806	466,102
Clearfield, Inc.*	829	24,165
CommScope Holding Co., Inc.*	19,738	357,850
Extreme Networks, Inc.*	19,279	320,995
Harmonic, Inc.*	3,993	39,491
Inseego Corp. (x)*	509	5,228
Viavi Solutions, Inc.*	32,590	580,754

		2,171,479

Electronic Equipment, Instruments & Components (2.3%)
908 Devices, Inc.*	3,393	17,813
Advanced Energy Industries, Inc.	5,546	1,161,166
Aeva Technologies, Inc. (x)*	5,505	73,106
Arlo Technologies, Inc.*	14,764	206,548
Badger Meter, Inc.	4,368	761,823
Belden, Inc.	5,769	672,377
Climb Global Solutions, Inc.	600	61,674
CTS Corp.	517	22,164
Daktronics, Inc.*	819	16,192
Evolv Technologies Holdings, Inc.*	22,449	160,735
Fabrinet*	5,316	2,420,268
Frequency Electronics, Inc. (x)*	906	48,779
Insight Enterprises, Inc.*	1,439	117,235
Itron, Inc.*	3,226	299,566
Knowles Corp.*	995	21,323
MicroVision, Inc. (x)*	25,088	20,775
Mirion Technologies, Inc., Class A (x)*	35,204	824,478
M-Tron Industries, Inc.*	393	20,915
Napco Security Technologies, Inc.	5,058	210,919
Neonode, Inc.*	1,498	2,607
nLight, Inc.*	508	19,055
Novanta, Inc.*	5,308	631,599
OSI Systems, Inc.*	2,384	608,063
Ouster, Inc.*	8,040	173,986
Plexus Corp.*	3,683	541,401
Red Cat Holdings, Inc. (x)*	14,986	118,839
Sanmina Corp.*	3,450	517,742
Vuzix Corp. (x)*	9,797	37,033

		9,788,181

IT Services (6.3%)
Applied Digital Corp. (x)*	26,543	650,834
Backblaze, Inc., Class A*	7,931	36,958
BigBear.ai Holdings, Inc. (x)*	14,850	80,190
Cloudflare, Inc., Class A*	128,818	25,396,469
Commerce.com, Inc.*	9,786	40,318
Crexendo, Inc.*	2,291	14,823
CSP, Inc.	1,099	13,738
DigitalOcean Holdings, Inc.*	10,055	483,847
Grid Dynamics Holdings, Inc.*	7,790	70,344
Hackett Group, Inc. (The)	3,357	65,898
Information Services Group, Inc.	2,087	12,063
Rackspace Technology, Inc. (x)*	3,206	3,113
TSS, Inc. (x)*	2,962	20,941
Tucows, Inc., Class A*	191	4,282
Unisys Corp.*	8,553	23,606
VTEX, Class A*	7,546	28,373
Whitefiber, Inc. (x)*	1,008	15,926

		26,961,723

Semiconductors & Semiconductor Equipment (2.6%)
Aehr Test Systems (x)*	3,491	70,483
Aeluma, Inc.*	244	4,189
Ambarella, Inc.*	5,989	424,261
Ambiq Micro, Inc.*	444	12,654
Atomera, Inc. (x)*	4,708	10,405
Axcelis Technologies, Inc.*	327	26,271
Blaize Holdings, Inc. (x)*	6,964	13,580
CEVA, Inc.*	3,165	68,111
Credo Technology Group Holding Ltd.*	22,562	3,246,446
FormFactor, Inc.*	8,571	478,090
Impinj, Inc.*	3,964	689,776
indie Semiconductor, Inc., Class A (x)*	10,505	37,083
Kopin Corp. (x)*	26,879	62,897
Kulicke & Soffa Industries, Inc.	4,342	197,821
MaxLinear, Inc., Class A*	1,743	30,380
Navitas Semiconductor Corp., Class A (x)*	3,653	26,082
NVE Corp.	693	41,116
PDF Solutions, Inc.*	4,645	132,522
Power Integrations, Inc.	8,227	292,388
Rambus, Inc.*	15,886	1,459,764
Rigetti Computing, Inc. (x)*	46,987	1,040,762
Semtech Corp.*	12,824	945,000
Silicon Laboratories, Inc.*	4,781	624,877
SiTime Corp.*	3,169	1,119,259
SkyWater Technology, Inc.*	4,454	80,885
Synaptics, Inc.*	548	40,563
Ultra Clean Holdings, Inc.*	517	13,096

		11,188,761

Software (9.2%)
A10 Networks, Inc.	9,243	163,509
ACI Worldwide, Inc.*	15,228	728,051
Adeia, Inc.	13,947	240,586
Agilysys, Inc.*	3,808	452,543
Airship AI Holdings, Inc. (x)*	2,548	7,364
Alarm.com Holdings, Inc.*	6,995	356,885
Alkami Technology, Inc. (x)*	10,138	233,884
Amplitude, Inc., Class A*	13,529	156,666
Appian Corp., Class A*	160,652	5,690,294
Arteris, Inc.*	513	7,951
Asana, Inc., Class A*	12,546	172,006
AudioEye, Inc.*	1,072	10,709
Aurora Innovation, Inc., Class A (x)*	1,287,750	4,944,960
AvePoint, Inc.*	21,574	299,663
Bitdeer Technologies Group, Class A (x)*	14,465	162,153
BitMine Immersion Technologies, Inc. (x)	252,161	6,846,171
Blackbaud, Inc.*	4,507	285,383
BlackLine, Inc.*	7,658	423,411
Blend Labs, Inc., Class A*	29,004	88,172
Box, Inc., Class A*	16,088	481,192

See Notes to Financial Statements.

1073

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Braze, Inc., Class A*	12,539	$429,962
C3.ai, Inc., Class A (x)*	18,259	246,131
Cerence, Inc.*	1,598	17,083
Clear Secure, Inc., Class A	12,772	448,042
Clearwater Analytics Holdings, Inc., Class A (x)*	41,025	989,523
Commvault Systems, Inc.*	6,577	824,493
Core Scientific, Inc.*	35,436	515,948
CS Disco, Inc.*	2,814	21,837
Daily Journal Corp. (x)*	147	71,636
Digimarc Corp. (x)*	2,064	13,540
Digital Turbine, Inc.*	10,739	53,695
Domo, Inc., Class B*	4,381	36,932
D-Wave Quantum, Inc. (x)*	49,228	1,287,312
eGain Corp.*	1,745	17,956
EverCommerce, Inc.*	2,288	27,708
Expensify, Inc., Class A*	5,121	7,733
Five9, Inc.*	11,262	225,803
Freshworks, Inc., Class A*	29,538	361,840
I3 Verticals, Inc., Class A (x)*	335	8,439
Intapp, Inc.*	8,345	382,368
InterDigital, Inc.	3,815	1,214,620
Jamf Holding Corp.*	11,506	149,693
Kaltura, Inc.*	12,549	20,580
Life360, Inc. (x)*	3,014	193,318
LiveRamp Holdings, Inc.*	9,495	278,868
Mitek Systems, Inc.*	1,483	15,646
NextNav, Inc. (x)*	13,917	231,579
OneSpan, Inc.	812	10,426
Ooma, Inc.*	3,499	41,043
Pagaya Technologies Ltd., Class A*	7,490	156,541
PagerDuty, Inc.*	13,133	172,174
PAR Technology Corp. (x)*	3,460	125,529
Porch Group, Inc.*	10,523	96,075
Progress Software Corp.*	6,281	269,832
Q2 Holdings, Inc.*	9,149	660,192
Qualys, Inc.*	5,378	714,736
Rapid7, Inc.*	9,373	142,470
Red Violet, Inc.	1,643	93,569
ReposiTrak, Inc. (x)	1,385	17,132
Rezolve AI plc (x)*	26,252	67,468
Rimini Street, Inc.*	1,157	4,489
SEMrush Holdings, Inc., Class A*	7,436	88,414
SoundHound AI, Inc., Class A (x)*	54,904	547,393
SoundThinking, Inc.*	1,655	13,290
Sprinklr, Inc., Class A*	17,052	132,664
Sprout Social, Inc., Class A*	7,896	88,988
SPS Commerce, Inc.*	5,596	498,771
Synchronoss Technologies, Inc.*	1,641	14,047
Tenable Holdings, Inc.*	17,818	419,257
Terawulf, Inc. (x)*	42,135	484,131
Varonis Systems, Inc.*	17,089	560,519
Vertex, Inc., Class A*	10,279	205,272
Via Transportation, Inc., Class A*	82,321	2,388,132
Viant Technology, Inc., Class A*	1,858	22,370
Weave Communications, Inc.*	9,406	71,391
WM Technology, Inc.*	11,449	9,446
Workiva, Inc., Class A*	7,393	637,646
Yext, Inc.*	15,073	121,488
Zeta Global Holdings Corp., Class A*	27,973	569,250

		39,287,983

Technology Hardware, Storage & Peripherals (3.1%)
CompoSecure, Inc., Class A*	7,554	145,641
CPI Card Group, Inc.*	1,028	15,091
Diebold Nixdorf, Inc.*	3,454	234,492
IonQ, Inc. (x)*	272,451	12,224,876
Quantum Computing, Inc. (x)*	29,618	303,881
Turtle Beach Corp.*	1,524	21,382

		12,945,363

Total Information Technology		102,343,490

Materials (1.8%)
Chemicals (0.7%)
ASP Isotopes, Inc. (x)*	13,524	72,354
Balchem Corp.	4,830	740,729
Cabot Corp.	7,287	482,982
Chemours Co. (The)	22,351	263,518
Flotek Industries, Inc. (x)*	630	10,855
Hawkins, Inc.	2,871	407,854
Ingevity Corp.*	5,304	313,891
Innospec, Inc.	145	11,098
PureCycle Technologies, Inc. (x)*	19,272	165,547
Sensient Technologies Corp.	6,221	584,463
Solesence, Inc.*	2,992	4,772

		3,058,063

Construction Materials (0.2%)
Knife River Corp.*	8,399	590,870
Smith-Midland Corp.*	476	17,298
Titan America SA	3,447	56,806
United States Lime & Minerals, Inc.	1,613	193,141

		858,115

Containers & Packaging (0.0%)†
Ardagh Metal Packaging SA	5,911	24,235
Myers Industries, Inc.	895	16,755
O-I Glass, Inc.*	5,515	81,401

		122,391

Metals & Mining (0.9%)
Alpha Metallurgical Resources, Inc.*	526	105,137
American Battery Technology Co. (x)*	8,719	29,122
Century Aluminum Co.*	7,739	303,214
Coeur Mining, Inc.*	47,113	840,025
Compass Minerals International, Inc.*	3,920	76,989
Constellium SE*	7,449	140,414
Contango ORE, Inc.*	1,630	43,048
Critical Metals Corp. (x)*	2,117	14,692
Dakota Gold Corp.*	12,698	72,125
Hecla Mining Co.	22,184	425,711
Idaho Strategic Resources, Inc. (x)*	2,177	87,733
Ivanhoe Electric, Inc.*	13,379	213,796
Kaiser Aluminum Corp.	1,197	137,487
Lifezone Metals Ltd. (x)*	4,386	18,728
Materion Corp.	598	74,343
NioCorp Developments Ltd.*	15,754	83,496
Novagold Resources, Inc.*	41,519	386,957
Perpetua Resources Corp.*	12,511	302,891
Ramaco Resources, Inc., Class A*	6,069	109,242
United States Antimony Corp. (x)*	17,505	87,875
US Gold Corp.*	1,779	34,530
US Goldmining, Inc.*	394	3,475
USA Rare Earth, Inc. (x)*	6,425	76,458
Vox Royalty Corp. (x)	8,793	41,679

		3,709,167

See Notes to Financial Statements.

1074

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Paper & Forest Products (0.0%)†
Sylvamo Corp.	1,333	$64,184

Total Materials		7,811,920

Real Estate (4.2%)
Diversified REITs (0.0%)†
Gladstone Commercial Corp. (REIT)	1,513	16,144

Health Care REITs (0.2%)
American Healthcare REIT, Inc. (REIT)	8,871	417,469
CareTrust REIT, Inc. (REIT)	3,229	116,761
National Health Investors, Inc. (REIT)	1,527	116,617
Strawberry Fields REIT, Inc. (REIT)	1,115	14,606
Universal Health Realty Income Trust (REIT)	1,613	63,246

		728,699

Hotel & Resort REITs (0.2%)
DiamondRock Hospitality Co. (REIT)	17,427	156,146
Ryman Hospitality Properties, Inc. (REIT)	9,092	860,285
Sunstone Hotel Investors, Inc. (REIT)	2,220	19,847
Xenia Hotels & Resorts, Inc. (REIT)	1,992	28,167

		1,064,445

Real Estate Management & Development (3.4%)
Compass, Inc., Class A*	72,140	762,520
eXp World Holdings, Inc. (x)	12,914	116,872
Landbridge Co. LLC, Class A (x)	163,306	8,000,361
Maui Land & Pineapple Co., Inc.*	985	16,686
Opendoor Technologies, Inc.*	856,396	4,992,788
Real Brokerage, Inc. (The)*	19,233	70,200
St Joe Co. (The)	5,589	331,819

		14,291,246

Residential REITs (0.1%)
Apartment Investment and Management Co. (REIT), Class A	10,995	65,311
NexPoint Residential Trust, Inc. (REIT)	1,143	34,404
UMH Properties, Inc. (REIT)	11,775	187,340

		287,055

Retail REITs (0.2%)
Alexander’s, Inc. (REIT) (x)	328	71,484
CBL & Associates Properties, Inc. (REIT)	2,015	74,555
NETSTREIT Corp. (REIT) (x)	2,928	51,650
Phillips Edison & Co., Inc. (REIT)	3,213	114,286
Saul Centers, Inc. (REIT)	1,615	50,921
Tanger, Inc. (REIT)	14,896	497,080

		859,976

Specialized REITs (0.1%)
Outfront Media, Inc. (REIT)	21,758	524,368
PotlatchDeltic Corp. (REIT)	697	27,726

		552,094

Total Real Estate		17,799,659

Utilities (0.3%)
Electric Utilities (0.1%)
Genie Energy Ltd., Class B	361	4,975
MGE Energy, Inc.	2,870	225,066
Oklo, Inc., Class A (x)*	3,736	268,095
Otter Tail Corp.	377	30,465

		528,601

Gas Utilities (0.1%)
Chesapeake Utilities Corp.	1,175	146,593

Independent Power and Renewable Electricity Producers (0.0%)†
Hallador Energy Co.*	4,325	82,348
Montauk Renewables, Inc.*	2,651	4,427

		86,775

Water Utilities (0.1%)
American States Water Co.	3,753	272,017
Cadiz, Inc.*	7,652	42,928
Consolidated Water Co. Ltd.	704	24,844
Global Water Resources, Inc.	1,601	13,529
Middlesex Water Co.	338	17,042
York Water Co. (The)	450	14,328

		384,688

Total Utilities		1,146,657

Total Common Stocks (96.6%) (Cost $352,816,641)		412,072,607

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	2,584	—
Akero Therapeutics, Inc., CVR (r)*	10,764	5,247
Chinook Therapeutics, Inc., CVR *	2,496	500
Sanofi Aatd, Inc., CVR (r)*	3,248	1,577

		7,324

Life Sciences Tools & Services (0.0%)
OmniAb, Inc., expiring 11/1/27 (r)*	226	—

Total Rights (0.0%)† (Cost $6,825)		7,324

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.0%)†
Specialty Retail (0.0%)†
Bed Bath & Beyond, Inc., expiring 10/7/26*	2,254	1,487

Total Consumer Discretionary		1,487

Health Care (0.0%)
Life Sciences Tools & Services (0.0%)
SomaLogic, Inc., expiring 8/31/26 (r)*	10,119	—

Total Health Care		—

Real Estate (0.0%)†
Real Estate Management & Development (0.0%)†
Opendoor Technologies, Inc., expiring 11/20/26 (x)*	56,874	34,498

Total Real Estate		34,498

Total Warrants (0.0%)† (Cost $—)		35,985

See Notes to Financial Statements.

1075

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (7.1%)
Goldman Sachs Financial Square Government Fund 3.67% (7 day yield) (xx)	1,000,000	$1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	9,653,422	9,653,422
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	12,654,169	12,659,230
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 3.69% (7 day yield) (xx)	2,000,000	2,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 3.66% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		30,312,652

Total Short-Term Investments (7.1%) (Cost $30,312,327)		30,312,652

Total Investments in Securities (103.7%) (Cost $383,135,793)		442,428,568
Other Assets Less Liabilities (-3.7%)		(15,777,429)

Net Assets (100%)		$426,651,139

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025, the market value or fair value, as applicable, of these securities amounted to $182,870 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $61,756,059. This was collateralized by $46,585,834 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.750%, maturing 1/15/26 – 8/15/55 and by cash of $17,653,422 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	8	3/2026	USD	999,200	(29,229)

					(29,229)

See Notes to Financial Statements.

1076

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$5,242,484	$—	$—		$5,242,484
Consumer Discretionary	42,136,796	604,542	—		42,741,338
Consumer Staples	14,077,396	—	—		14,077,396
Energy	11,870,486	—	—		11,870,486
Financials	28,155,895	—	4,469,721		32,625,616
Health Care	116,780,164	—	—		116,780,164
Industrials	59,633,397	—	—		59,633,397
Information Technology	102,343,490	—	—		102,343,490
Materials	7,811,920	—	—		7,811,920
Real Estate	17,799,659	—	—		17,799,659
Utilities	1,146,657	—	—		1,146,657
Rights
Health Care	—	500	6,824		7,324
Short-Term Investments
Investment Companies	30,312,652	—	—		30,312,652
Warrants
Consumer Discretionary	1,487	—	—		1,487
Health Care	—	—	—	(a)	— (a)
Real Estate	34,498	—	—		34,498

Total Assets	$437,346,981	$605,042	$4,476,545		$442,428,568

Liabilities:
Futures	$(29,229)	$—	$—		$(29,229)

Total Liabilities	$(29,229)	$—	$—		$(29,229)

Total	$437,317,752	$605,042	$4,476,545		$442,399,339

(a)	Value is zero.

See Notes to Financial Statements.

1077

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment in Common Stock-Financials	Investment in Warrants-Healthcare

Balance as of 12/31/2024	$—	$—	(b)

Realized Gains (Losses)	—	—

Change in Unrealized Appreciation/Depreciation	1,098,891	—

Net accretion (amortization)	—	—

Purchases	3,370,830	—

Sales	—	—

Issuances	—	—

Settlements	—	—

Transfers into Level 3	—	—

Transfers out of Level 3	—	—

Balance as of 12/31/2025	$4,469,721	$—	(b)

Investment Type	Balance at 12/31/2025	Valuation Technique(s)	Unobservable Input(s)*	Amount of Range (Weighted Average)	Impact to Valuation from an Increase/Decrease in Input(a)

Common Stocks	$4,469,721	Market Comparables	Discount for lack of marketability	15.00%	Decrease

Warrants	—	Price at Zero	Recovery Value	0.00%	Increase

*

Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

(b)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(29,229	)*

Total		$(29,229)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1078

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(28,714)	$(28,714)

Total	$(28,714)	$(28,714)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$6,217	$6,217

Total	$6,217	$6,217

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$1,155,000

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$263,967,530
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$306,346,850

During the year ended December 31, 2025, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 13%)*	Net Proceeds of Sales and Redemptions (affiliated 12%)*	Net Realized Gain (Loss)
$32,999,008	$37,811,326	$(303,221)

* Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$131,799,789
Aggregate gross unrealized depreciation	(76,909,382)

Net unrealized appreciation	$54,890,407

Federal income tax cost of investments in securities and derivative instruments, if applicable	$387,508,932

For the period ended December 31, 2025, the Portfolio incurred approximately $291 as brokerage commissions with Bernstein Institutional Service, LLC, affiliated broker/dealers.

See Notes to Financial Statements.

1079

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $383,135,793)	$442,428,568
Cash	4,914,698
Foreign cash (Cost $984)	1,002
Cash held as collateral at broker for futures	87,600
Receivable for securities sold	1,736,032
Receivable for Portfolio shares sold	137,300
Dividends, interest and other receivables	99,966
Securities lending income receivable	79,077
Other assets	1,762

Total assets	449,486,005

LIABILITIES
Payable for return of collateral on securities loaned	17,653,422
Payable for securities purchased	4,526,035
Investment management fees payable	274,208
Payable for Portfolio shares repurchased	222,098
Administrative fees payable	46,446
Distribution fees payable - Class IB	41,725
Due to broker for futures variation margin	8,358
Accrued expenses	62,574

Total liabilities	22,834,866

Commitments and contingent liabilities ^
NET ASSETS	$426,651,139

Net assets were comprised of:
Paid in capital	$415,221,890
Total distributable earnings (loss)	11,429,249

Net assets	$426,651,139

Class IB
Net asset value, offering and redemption price per share, $190,551,681 / 20,408,053 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.34

Class K
Net asset value, offering and redemption price per share, $236,099,458 / 24,273,117 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.73

(x)	Includes value of securities on loan of $61,756,059.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $2,635 foreign withholding tax)	$1,803,965
Interest	203,980
Securities lending (net)	700,784

Total income	2,708,729

EXPENSES
Investment management fees	3,453,980
Administrative fees	538,959
Distribution fees - Class IB	460,408
Custodian fees	137,000
Professional fees	70,897
Printing and mailing expenses	36,243
Trustees’ fees	14,635
Miscellaneous	12,071

Gross expenses	4,724,193
Less: Waiver from investment manager	(377,093)

Net expenses	4,347,100

NET INVESTMENT INCOME (LOSS)	(1,638,371)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	34,008,781
Futures contracts	(28,714)

Net realized gain (loss)	33,980,067

Change in unrealized appreciation (depreciation) on:
Investments in securities	1,266,879
Futures contracts	6,217
Foreign currency translations	96

Net change in unrealized appreciation (depreciation)	1,273,192

NET REALIZED AND UNREALIZED GAIN (LOSS)	35,253,259

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,614,888

See Notes to Financial Statements.

1080

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,638,371)	$(1,258,962)
Net realized gain (loss)	33,980,067	71,344,526
Net change in unrealized appreciation (depreciation)	1,273,192	6,150,262

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	33,614,888	76,235,826

Distributions to shareholders:
Class IB	(503,002)	(16,473)
Class K	(1,134,229)	(244,330)

Total distributions to shareholders	(1,637,231)	(260,803)

Tax return of capital:
Class IB	(20,944)	—
Class K	47,227)	—

Total tax return of capital	(68,171)	—

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,654,149 and 2,932,771 shares, respectively ]	23,983,239	21,946,395
Capital shares issued in reinvestment of dividends [ 53,775 and 2,195 shares, respectively ]	523,946	16,473
Capital shares repurchased [ (3,270,430) and (4,343,358) shares, respectively ]	(29,364,082)	(32,019,552)

Total Class IB transactions	(4,856,897)	(10,056,684)

Class K
Capital shares sold [ 1,551,350 and 1,420,834 shares, respectively ]	12,149,988	10,231,925
Capital shares issued in reinvestment of dividends [ 116,493 and 26,032 shares, respectively ]	1,181,456	244,330
Capital shares repurchased [ (5,125,033) and (4,983,018) shares, respectively ]	(48,439,063)	(38,147,235)

Total Class K transactions	(35,107,619)	(27,670,980)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(39,964,516)	(37,727,664)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,055,030)	38,247,359
NET ASSETS:
Beginning of year	434,706,169	396,458,810

End of year	$426,651,139	$434,706,169

See Notes to Financial Statements.

1081

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2025	2024	2023		2022	2021
Net asset value, beginning of year	$8.72	$7.22	$5.37		$9.71	$17.28

Income (loss) from investment operations†:
Net investment income (loss) (e)	(0.05)	(0.04)	(0.01	)(1)	(0.02)	(0.10	)(aa)
Net realized and unrealized gain (loss)	0.70	1.54	1.86		(4.27)	0.65

Total from investment operations	0.65	1.50	1.85		(4.29)	0.55

Less distributions:
Dividends from net investment income	(0.03)	— #	—	#	— #	—
Distributions from net realized gains	—	—	—		(0.05)	(8.12)
Tax return of capital	— #	—	—		—	—

Total dividends and distributions	(0.03)	— #	—	#	(0.05)	(8.12)

Net asset value, end of year	$9.34	$8.72	$7.22		$5.37	$9.71

Total return	7.39%	20.79%	34.45%		(44.23)%	2.78%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$190,552	$182,877	$161,656		$118,839	$214,924
Ratio of expenses to average net assets:
After waivers (f)	1.15%	1.15%	1.15%		1.15%	1.15%
Before waivers (f)	1.24%	1.24%	1.24%		1.24%	1.21%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.52)%	(0.47)%	(0.11	)%(cc)	(0.25)%	(0.50	)%(bb)
Before waivers (f)	(0.61)%	(0.56)%	(0.20	)%(cc)	(0.34)%	(0.56	)%(bb)
Portfolio turnover rate ^	63%	75%	54%		72%	102%

Class K	Year Ended December 31,
	2025	2024	2023		2022	2021
Net asset value, beginning of year	$9.08	$7.51	$5.59		$10.06	$17.61

Income (loss) from investment operations†:
Net investment income (loss) (e)	(0.03)	(0.02)	0.01	(1)	— #	(0.05	)(aa)
Net realized and unrealized gain (loss)	0.73	1.60	1.93		(4.42)	0.66

Total from investment operations	0.70	1.58	1.94		(4.42)	0.61

Less distributions:
Dividends from net investment income	(0.05)	(0.01)	(0.02)		— #	(0.04)
Distributions from net realized gains	—	—	—		(0.05)	(8.12)
Tax return of capital	— #	—	—		—	—

Total dividends and distributions	(0.05)	(0.01)	(0.02)		(0.05)	(8.16)

Net asset value, end of year	$9.73	$9.08	$7.51		$5.59	$10.06

Total return	7.67%	21.02%	34.64%		(43.99)%	3.04%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$236,099	$251,829	$234,803		$217,742	$360,628
Ratio of expenses to average net assets:
After waivers (f)	0.90%	0.90%	0.90%		0.90%	0.90%
Before waivers (f)	0.99%	0.99%	0.99%		0.99%	0.96%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.27)%	(0.22)%	0.16	%(cc)	0.01%	(0.25	)%(bb)
Before waivers (f)	(0.36)%	(0.31)%	0.07	%(cc)	(0.08)%	(0.31	)%(bb)
Portfolio turnover rate ^	63%	75%	54%		72%	102%

See Notes to Financial Statements.

1082

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period may not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.01) and $0.00 for Class IB and Class K, respectively.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $(0.10) and $(0.06) for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.03% lower.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.12% lower.

See Notes to Financial Statements.

1083

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (2.5%)
Auto Abs Spanish Loans FT,
Series 2022-1 A 2.494%, 2/28/32 (l)(m)	EUR	90,083	$105,873
CIT Mortgage Loan Trust,
Series 2007-1 1M1 5.346%, 10/25/37 (l)§		$127,581	127,793
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4 M3 4.536%, 10/25/35 (l)		100,000	93,100
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB6 A3 4.066%, 7/25/37 (l)§		240,015	161,409
CWABS Asset-Backed Certificates Trust,
Series 2007-1 1A 4.126%, 7/25/37 (l)		50,783	47,666
Series 2007-6 1A 4.246%, 9/25/37 (l)		10,780	9,988
Series 2007-8 1A1 4.036%, 11/25/37 (l)		100,704	95,972
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1 4.586%, 8/25/47 (l)		22,983	22,755
GSAA Trust,
Series 2006-7 AF4A 6.720%, 3/25/46 (e)		16,919	8,995
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-A 1A 4.066%, 4/25/37 (l)		16,364	12,552
Invesco Euro CLO V DAC,
Series 5A AR 3.029%, 1/15/34 (l)§	EUR	500,000	586,439
Invesco Euro CLO XI DAC,
Series 11A A1R 3.283%, 10/22/36 (l)§		500,000	587,595
Lehman XS Trust,
Series 2007-20N A1 6.146%, 12/25/37 (l)		$83,747	92,596
Long Beach Mortgage Loan Trust,
Series 2006-7 2A2 4.086%, 8/25/36 (l)		61,050	23,983
Marzio Finance Srl,
Series 2024-15 A 2.724%, 9/28/49 (l)(m)	EUR	432,195	509,216
MASTR Asset-Backed Securities Trust,
Series 2006-WMC4 A5 4.146%, 10/25/36 (l)		$104,838	33,011
New Century Home Equity Loan Trust,
Series 2004-4 M1 4.611%, 2/25/35 (l)		39,783	39,052
Option One Mortgage Loan Trust,
Series 2004-3 M2 4.701%, 11/25/34 (l)		9,643	10,261
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C 4.166%, 7/25/36 (l)		150,190	49,769
Series 2006-HE2 A2C 4.146%, 7/25/36 (l)		42,991	15,790
Soundview Home Loan Trust,
Series 2007-OPT1 1A1 4.046%, 6/25/37 (l)		88,702	61,868
Series 2007-OPT2 2A3 4.026%, 7/25/37 (l)		40,479	37,826

Total Asset-Backed Securities			2,733,509

Collateralized Mortgage Obligations (4.4%)
Alba plc,
Series 2007-1 A3 4.018%, 3/17/39 (l)(m)	GBP	101,472	134,425
Alternative Loan Trust,
Series 2005-29CB A4 5.000%, 7/25/35		$27,656	14,673
Series 2006-HY11 A1 4.086%, 6/25/36 (l)		52,684	50,794
Series 2007-1T1 1A1 6.000%, 3/25/37		141,823	46,998
Series 2007-4CB 1A35 6.000%, 4/25/37		23,387	19,503
Alternative Loan Trust Resecuritization,
Series 2008-2R 1A1 6.000%, 8/25/37 (l)		34,366	28,204
Angel Oak Mortgage Trust,
Series 2020-4 A1 1.469%, 6/25/65 (l)§		23,570	22,801
Atlas Funding plc,
Series 2025-1 A 4.527%, 7/20/62 (l)(m)	GBP	496,978	670,245
Brants Bridge plc,
Series 2023-1 A 4.631%, 6/14/66 (l)(m)		147,269	198,697
Canterbury Finance NO 4 plc,
Series 4 A2 4.578%, 5/16/58 (l)(m)		59,435	80,133
CHL Mortgage Pass-Through Trust,
Series 2007-1 A1 6.000%, 3/25/37		$42,890	18,469
Citigroup Mortgage Loan Trust,
Series 2007-AR4 1A1A 4.607%, 3/25/37 (l)		37,430	32,396
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM2 1CB1 5.500%, 8/25/34		3,924	3,898
CSMC Trust,
Series 2007-4R 1A1 4.129%, 10/26/36 (l)§		2,476	2,250
Curzon Mortgages plc,
Series 1 A2 4.949%, 7/28/49 (l)(m)	GBP	435,389	587,397
DSLA Mortgage Loan Trust,
Series 2005-AR6 2A1A 4.426%, 10/19/45 (l)		$34,381	32,113
Dutch Property Finance BV,
Series 2022-2 A 2.972%, 4/28/62 (l)(m)	EUR	216,418	255,040
GNMA,
Series 2016-H17 FC 4.944%, 8/20/66 (l)		$47,658	47,859
GSR Mortgage Loan Trust,
Series 2004-12 3A6 5.223%, 12/25/34 (l)		2,292	2,149
Series 2005-AR4 6A1 5.001%, 7/25/35 (l)		6,856	6,593

See Notes to Financial Statements.

1084

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
Harbour NO 2 plc,
Series 2 A2 4.799%, 10/28/54 (l)(m)	GBP	842,041	$1,135,918
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1 4.306%, 3/25/36 (l)		$19,437	18,536
Lehman Mortgage Trust,
Series 2005-3 4A1 5.085%, 1/25/36 (l)		4,048	3,901
New Residential Mortgage Loan Trust,
Series 2018-3A A1 4.500%, 5/25/58 (l)§		24,254	23,770
Polaris plc,
Series 2025-3A A 4.544%, 10/27/69 (l)§	GBP	500,000	674,519
RALI Trust,
Series 2007-QH8 A 5.007%, 10/25/37 (l)		$22,780	18,086
Residential Asset Securitization Trust,
Series 2006-A10 A5 6.500%, 9/25/36		118,219	33,713
Sequoia Mortgage Trust,
Series 6 A 4.486%, 4/19/27 (l)		9,243	9,163
Silverstone Master Issuer plc,
Series 2024-1 1A 4.202%, 1/21/79 (l)(m)	GBP	400,000	538,666
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2006-5 2CB1 6.000%, 7/25/36		$20,761	14,891

Total Collateralized Mortgage Obligations			4,725,800

Commercial Mortgage-Backed Security (0.1%)
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A 5.248%, 12/15/31 (l)§		55,130	54,424

Total Commercial Mortgage- Backed Security			54,424

Corporate Bonds (3.8%)
Financials (2.3%)
Banks (2.2%)
Kreditanstalt fuer Wiederaufbau
2.625%, 1/10/34 (m)(z)	EUR	1,800,000	2,064,056
Nordea Kredit Realkreditaktieselskab
0.500%, 10/1/43	DKK	2	—
1.000%, 10/1/50 (m)		378	47
0.500%, 10/1/53		2	—
1.500%, 10/1/53		4,994	614
4.000%, 10/1/56		1,994,117	310,210

			2,374,927

Financial Services (0.1%)
Jyske Realkredit A/S
Series CCE 0.500%, 10/1/43		4,925	621
1.000%, 10/1/50 (m)		2	—
1.000%, 10/1/50		2	—
1.000%, 10/1/53		2	—
Nykredit Realkredit A/S
Series 01e 5.000%, 10/1/53 (m)	DKK	2	1
4.000%, 10/1/56 (m)		2	—
Series 01E 0.500%, 10/1/43 (m)		2	—
1.000%, 10/1/53 (m)		4	—
2.000%, 10/1/53 (m)		2	—
3.000%, 10/1/53 (m)		436,064	64,581
4.000%, 10/1/56 (m)		282,624	43,987
Series 01EE 1.000%, 10/1/50 (m)		2	—
1.500%, 10/1/52 (m)		2	—
1.500%, 10/1/53 (m)		2	1
Series CCE 1.000%, 10/1/50 (m)		2	—
Realkredit Danmark A/S
1.000%, 10/1/53 (m)		4	1
Series 23S 1 .500%, 10/1/53 (m)		2	—
3.000%, 10/1/53 (m)		2	1
Series 27S 1.500%, 10/1/53 (m)		2	—
Series CCS 1.000%, 10/1/50 (m)		2	—
4.000%, 10/1/56 (m)		84,537	13,251

			122,444

Total Financials			2,497,371

Industrials (1.5%)
Ground Transportation (1.5%)
Network Rail Infrastructure Finance plc
Series RPI 1.750%, 11/22/27	GBP	1,190,610	1,621,830

Total Industrials			1,621,830

Total Corporate Bonds			4,119,201

Foreign Government Securities (72.8%)
Bonos and Obligaciones del Estado
3.450%, 10/31/34 (m)	EUR	2,500,000	2,997,765
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	200,000	64,165
Buoni Poliennali del Tesoro
1.300%, 5/15/28 TIPS (m)	EUR	3,729,937	4,423,080
0.400%, 5/15/30 TIPS (m)		1,495,734	1,710,071
0.100%, 5/15/33 TIPS (m)		718,329	763,284
1.800%, 5/15/36 TIPS (m)		3,125,760	3,665,322
2.550%, 9/15/41 TIPS (m)		419,786	529,308
2.550%, 5/15/56 TIPS (m)		102,315	120,677
Canada Government Bond
3.000%, 12/1/36 TIPS	CAD	802,470	668,650
2.000%, 12/1/41 TIPS		297,244	223,930
1.500%, 12/1/44 TIPS		185,886	128,345
1.250%, 12/1/47 TIPS		536,278	347,048
0.500%, 12/1/50 TIPS		317,958	168,172
Cassa Depositi e Prestiti SpA
4.375%, 10/1/30 (m)		$200,000	199,878
Commonwealth of Australia
2.000%, 8/21/35 TIPS (m)	AUD	973,397	625,104
1.250%, 8/21/40 TIPS (m)		400,282	220,242

See Notes to Financial Statements.

1085

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
Federal Republic of Germany
0.500%, 4/15/30 TIPS (m)	EUR	130,137	$151,157
0.100%, 4/15/33 TIPS (m)		494,044	547,710
0.100%, 4/15/46 TIPS (m)		523,072	473,549
French Republic
0.100%, 3/1/26 TIPS (m)		1,350,162	1,580,722
1.850%, 7/25/27 TIPS (m)		1,789,795	2,146,684
0.100%, 3/1/28 TIPS (m)		958,596	1,100,571
0.100%, 3/1/29 TIPS (m)		743,736	852,792
0.100%, 7/25/31 TIPS (m)		1,475,184	1,640,590
0.100%, 3/1/32 TIPS (m)		690,972	744,172
3.150%, 7/25/32 TIPS (m)		636,926	839,816
0.100%, 7/25/36 TIPS (m)		1,697,425	1,685,696
0.550%, 3/1/39 TIPS (m)		317,066	308,956
1.800%, 7/25/40 TIPS (m)		147,499	170,227
0.950%, 7/25/43 TIPS (m)		420,302	412,376
Japan Government Bond CPI Linked
0.100%, 3/10/26 TIPS	JPY	148,697,900	954,505
0.100%, 3/10/28 TIPS		270,584,580	1,757,376
0.100%, 3/10/29 TIPS		274,361,580	1,780,023
0.005%, 3/10/34 TIPS		73,691,100	460,986
0.005%, 3/10/35 TIPS		102,199,000	636,010
Kingdom of Denmark
0.100%, 11/15/30 TIPS	DKK	1,919,248	289,362
Kingdom of Saudi Arabia
5.125%, 1/13/28§		$600,000	612,750
Kingdom of Spain
0.650%, 11/30/27 TIPS (m)	EUR	1,155,263	1,358,845
1.000%, 11/30/30 TIPS (m)		1,350,405	1,593,350
0.700%, 11/30/33 TIPS (m)		1,391,242	1,566,228
Kingdom of Sweden
0.125%, 6/1/26 TIPS (m)	SEK	6,950,000	999,651
0.125%, 12/1/27 TIPS (m)		500,000	69,624
New Zealand Government Bond
2.500%, 9/20/35 TIPS (m)	NZD	134,614	77,326
2.500%, 9/20/40 TIPS (m)		399,609	218,023
3.250%, 9/20/50 TIPS		302,658	176,335
Queensland Treasury Corp.
4.500%, 8/22/35 (m)	AUD	200,000	124,948
5.250%, 7/21/36 (m)		800,000	525,091
Romania Government Bond
5.875%, 7/11/32 (m)	EUR	600,000	735,687
State of North Rhine-Westphalia Germany
2.000%, 6/15/32 (m)(z)		300,000	333,508
Treasury Corp. of Victoria
2.250%, 9/15/33 (m)	AUD	1,300,000	709,185
U.K. Treasury Bonds
4.375%, 3/7/30 (m)(z)	GBP	8,100,000	11,103,134
U.K. Treasury Inflation Linked Bonds
1.250%, 11/22/27 TIPS (m)		2,099,020	2,856,734
0.125%, 8/10/28 TIPS (m)		1,167,052	1,551,686
0.125%, 8/10/31 TIPS (m)		763,078	978,561
1.250%, 11/22/32 TIPS (m)		337,688	454,654
0.750%, 11/22/33 TIPS (m)		875,456	1,121,398
2.000%, 1/26/35 TIPS (m)		400,000	1,286,214
1.125%, 9/22/35 TIPS (m)		937,917	1,207,411
0.125%, 11/22/36 TIPS (m)		1,018,300	1,160,411
1.125%, 11/22/37 TIPS (m)		805,664	1,009,660
0.625%, 3/22/40 TIPS (m)		940,665	1,060,783
0.125%, 8/10/41 TIPS (m)		799,997	814,277
0.625%, 11/22/42 TIPS (m)		1,054,493	1,141,387
0.125%, 3/22/44 TIPS (m)		1,008,198	956,302
0.125%, 3/22/46 TIPS (m)	GBP	567,277	514,365
0.750%, 11/22/47 TIPS (m)		1,078,336	1,110,608
0.125%, 8/10/48 TIPS (m)		711,547	617,709
0.500%, 3/22/50 TIPS (m)		820,808	766,807
0.125%, 3/22/51 TIPS (m)		277,005	228,719
0.250%, 3/22/52 TIPS (m)		718,605	606,748
1.250%, 11/22/54 TIPS (m)		645,594	708,636
1.250%, 11/22/55 TIPS (m)		510,302	557,539
0.125%, 11/22/56 TIPS (m)		315,259	238,718
0.125%, 3/22/58 TIPS (m)		337,485	250,561
0.375%, 3/22/62 TIPS (m)		896,474	705,405
0.125%, 11/22/65 TIPS (m)		586,545	395,340
0.125%, 3/22/68 TIPS (m)		725,955	479,275
0.125%, 3/22/73 TIPS (m)		132,120	90,506

Total Foreign Government Securities			78,462,420

Mortgage-Backed Securities (16.1%)
FHLMC UMBS
6.500%, 8/1/54		$246,538	255,871
FNMA UMBS
6.500%, 12/1/53		100,781	104,745
FNMA/FHLMC UMBS, 30 Year, Single Family
5.000%, 1/25/56 TBA		4,800,000	4,791,000
4.000%, 2/25/56 TBA		1,000,000	948,828
4.500%, 2/25/56 TBA		2,400,000	2,342,438
6.000%, 2/25/56 TBA		2,000,000	2,052,500
6.500%, 2/25/56 TBA		4,000,000	4,157,500
GNMA
3.000%, 1/15/56 TBA		3,000,000	2,699,531

Total Mortgage-Backed Securities			17,352,413

Supranational (4.6%)
European Financial Stability Facility
2.375%, 6/21/32 (m)(z)	EUR	1,300,000	1,480,856
European Union
3.375%, 12/12/35 (m)		2,100,000	2,502,773
4.000%, 10/12/55 (m)		800,000	930,001

Total Supranational			4,913,630

U.S. Treasury Obligations (61.2%)
U.S. Treasury Inflation Linked Bonds
1.750%, 1/15/28 TIPS		$1,238,713	1,248,390
3.875%, 4/15/29 TIPS		990,320	1,067,767
2.125%, 2/15/40 TIPS (v)		482,064	478,260
2.125%, 2/15/41 TIPS		906,972	889,246
0.750%, 2/15/42 TIPS		1,858,864	1,449,789
0.625%, 2/15/43 TIPS (v)		389,461	290,605
1.375%, 2/15/44 TIPS		1,997,839	1,676,365
0.750%, 2/15/45 TIPS (z)		2,392,106	1,747,806
1.000%, 2/15/46 TIPS (z)		2,308,622	1,744,353
0.875%, 2/15/47 TIPS		1,108,763	801,497
1.000%, 2/15/48 TIPS		930,875	681,939
0.250%, 2/15/50 TIPS		253,294	146,115
0.125%, 2/15/51 TIPS		450,227	243,751
0.125%, 2/15/52 TIPS		116,966	61,990
1.500%, 2/15/53 TIPS (v)		328,611	256,861
2.125%, 2/15/54 TIPS		848,744	764,938
2.375%, 2/15/55 TIPS		103,187	98,178
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/26 TIPS (z)		1,862,370	1,846,690

See Notes to Financial Statements.

1086

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
0.125%, 7/15/26 TIPS	$1,534,958	$1,526,151
0.125%, 10/15/26 TIPS	953,248	944,387
0.375%, 1/15/27 TIPS (z)	3,073,280	3,035,588
0.125%, 4/15/27 TIPS (v)	345,963	339,693
0.375%, 7/15/27 TIPS	1,317,759	1,302,682
1.625%, 10/15/27 TIPS	1,428,908	1,439,908
0.500%, 1/15/28 TIPS (z)	3,010,966	2,958,754
0.750%, 7/15/28 TIPS (z)	2,360,795	2,334,028
2.375%, 10/15/28 TIPS	956,736	985,742
0.875%, 1/15/29 TIPS	90,266	88,943
2.125%, 4/15/29 TIPS (v)	526,345	537,836
0.250%, 7/15/29 TIPS	1,614,063	1,556,251
1.625%, 10/15/29 TIPS (z)	3,207,849	3,242,385
0.125%, 1/15/30 TIPS	1,771,756	1,681,803
1.625%, 4/15/30 TIPS (z)	4,705,110	4,732,212
0.125%, 7/15/30 TIPS (v)	546,079	515,878
1.125%, 10/15/30 TIPS	704,627	694,635
0.125%, 7/15/31 TIPS (z)	5,624,756	5,217,536
0.125%, 1/15/32 TIPS	1,057,149	966,868
0.625%, 7/15/32 TIPS (z)	3,922,275	3,684,533
1.125%, 1/15/33 TIPS	1,639,635	1,575,506
1.375%, 7/15/33 TIPS (z)	2,787,460	2,720,630
1.750%, 1/15/34 TIPS	635,550	632,781
1.875%, 7/15/34 TIPS (z)	2,905,476	2,922,038
2.125%, 1/15/35 TIPS (z)	2,063,480	2,103,094
1.875%, 7/15/35 TIPS (z)	2,737,881	2,734,603

Total U.S. Treasury Obligations		65,969,005

Total Long-Term Debt Securities (165.5%)
(Cost $184,486,472)		178,330,402

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (0.1%)
FHLB
3.52%, 4/15/26	100,000	98,984

Total Short-Term Investments (0.1%)
(Cost $98,976)		98,984

Total Investments in Securities (165.6%)
(Cost $184,585,448)		178,429,386
Other Assets Less Liabilities (-65.6%)		(70,670,830)

Net Assets (100%)		$107,758,556

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2025, the market value of these securities amounted to $2,853,750 or 2.6% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2025. Maturity date disclosed is the ultimate maturity date.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2025.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025, the market value or fair value, as applicable, of these securities amounted to $81,509,929 or 75.6% of net assets.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $1,255,743.
(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLO	— Collateralized Loan Obligation
CPI	— Consumer Price Index
DKK	— Denmark Krone
EUR	— European Currency Unit
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
JPY	— Japanese Yen
MXN	— Mexican Peso
NZD	— New Zealand Dollar
OAT	— Obligations Assimilables du Trésor
PEN	— Peruvian Sol
SEK	— Swedish Krona
SONIA	— Sterling Over Night Index Average
TBA	— To Be Announced; Security is subject to delayed delivery
TIPS	— Treasury Inflation Protected Security
TRY	— Turkish Lira
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar
ZAR	— South African Rand

Country Diversification As a Percentage of Total Net Assets
Australia	2.0%
Canada	1.4
Denmark	0.7
France	10.6
Germany	3.3
Ireland	1.1
Italy	11.1
Japan	5.2
Netherlands	0.2
New Zealand	0.4
Peru	0.1
Romania	0.7
Saudi Arabia	0.6
Spain	7.1
Supranational	4.6
Sweden	1.0
United Kingdom	36.8
United States	78.7
Cash and Other	(65.6)

100.0%

See Notes to Financial Statements.

1087

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-BTP	10	3/2026	EUR	1,412,355	(2,885)
Long Gilt	3	3/2026	GBP	369,487	2,568
U.S. Treasury 10 Year Note	59	3/2026	USD	6,633,813	(11,601)
U.S. Treasury Long Bond	12	3/2026	USD	1,387,125	(10,985)
3 Month SONIA	32	6/2027	GBP	10,421,271	23,153

					250

Short Contracts
Australia 10 Year Bond	(21)	3/2026	AUD	(1,534,348)	(2,854)
Euro-Bobl	(42)	3/2026	EUR	(5,733,472)	37,276
Euro-Buxl	(16)	3/2026	EUR	(2,070,608)	32,416
Euro-OAT	(25)	3/2026	EUR	(3,542,934)	13,474
Euro-Schatz	(35)	3/2026	EUR	(4,392,486)	5,927
Japan 10 Year Bond	(2)	3/2026	JPY	(1,690,628)	11,161
U.S. Treasury 2 Year Note	(7)	3/2026	USD	(1,461,523)	(993)
U.S. Treasury 5 Year Note	(118)	3/2026	USD	(12,897,953)	23,467
U.S. Treasury 10 Year Ultra Note	(47)	3/2026	USD	(5,405,734)	7,282
U.S. Treasury Ultra Bond	(35)	3/2026	USD	(4,130,000)	67,856
3 Month SONIA	(32)	6/2026	GBP	(10,398,625)	(13,596)

					181,416

					181,666

See Notes to Financial Statements.

1088

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Forward Foreign Currency Contracts outstanding as of December 31, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
DKK	445,000	USD	69,999	Bank of America	1/14/2026	55
EUR	97,000	USD	112,962	Barclays Bank plc	1/14/2026	1,082
EUR	46,000	USD	53,634	Goldman Sachs Bank USA	1/14/2026	448
GBP	78,513	USD	104,023	Deutsche Bank AG	1/14/2026	1,808
GBP	3,487	USD	4,614	Goldman Sachs Bank USA	1/14/2026	86
GBP	84,000	USD	111,809	JPMorgan Chase Bank	1/14/2026	1,418
USD	237,633	EUR	202,000	Bank of America	1/14/2026	141
USD	46,904	JPY	7,300,000	Barclays Bank plc	1/14/2026	261
USD	5,323,847	JPY	828,476,963	JPMorgan Chase Bank	1/14/2026	30,385
ZAR	1,001,443	USD	57,813	Barclays Bank plc	1/26/2026	2,570
ZAR	1,189,735	USD	68,281	Deutsche Bank AG	1/26/2026	3,456
ZAR	920,219	USD	53,376	Goldman Sachs Bank USA	1/26/2026	2,110
ZAR	1,575,090	USD	91,786	JPMorgan Chase Bank	1/26/2026	3,186
MXN	4,931,568	USD	265,549	Deutsche Bank AG	1/29/2026	7,663
TRY	5,970,937	USD	130,770	Barclays Bank plc	3/2/2026	2,642
USD	938	BRL	5,161	Goldman Sachs Bank USA**	3/3/2026	8
TRY	19,176,251	USD	421,711	Goldman Sachs Bank USA	3/6/2026	5,548
MXN	24	USD	1	JPMorgan Chase Bank	3/9/2026	– #

Total unrealized appreciation						62,867

USD	2,250,350	AUD	3,443,629	JPMorgan Chase Bank	1/14/2026	(47,914)
USD	1,517,134	CAD	2,115,151	Bank of America	1/14/2026	(24,553)
USD	716,238	DKK	4,615,503	Barclays Bank plc	1/14/2026	(10,357)
USD	464,701	EUR	396,000	Bank of America	1/14/2026	(878)
USD	36,803,623	EUR	31,696,784	Barclays Bank plc	1/14/2026	(462,485)
USD	28,749,396	GBP	21,836,090	Bank of America	1/14/2026	(684,299)
USD	200,477	NZD	349,092	Goldman Sachs Bank USA	1/14/2026	(588)
USD	1,014,227	SEK	9,542,192	Barclays Bank plc	1/14/2026	(22,729)
BRL	946,647	USD	170,847	Goldman Sachs Bank USA**	3/3/2026	(315)
USD	1,241	MXN	22,920	JPMorgan Chase Bank	3/18/2026	(23)
USD	249,366	PEN	845,227	Goldman Sachs Bank USA**	6/17/2026	(552)

Total unrealized depreciation						(1,254,693)

Net unrealized depreciation						(1,191,826)

**	Non-deliverable forward.
#	Amount represents less than $0.50.

See Notes to Financial Statements.

1089

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$2,733,509	$—	$2,733,509
Collateralized Mortgage Obligations	—	4,725,800	—	4,725,800
Commercial Mortgage-Backed Security	—	54,424	—	54,424
Corporate Bonds
Financials	—	2,497,371	—	2,497,371
Industrials	—	1,621,830	—	1,621,830
Foreign Government Securities	—	78,462,420	—	78,462,420
Forward Currency Contracts	—	62,867	—	62,867
Futures	224,580	—	—	224,580
Mortgage-Backed Securities	—	17,352,413	—	17,352,413
Short-Term Investment
U.S. Government Agency Securities	—	98,984	—	98,984
Supranational	—	4,913,630	—	4,913,630
U.S. Treasury Obligations	—	65,969,005	—	65,969,005

Total Assets	$224,580	$178,492,253	$—	$178,716,833

Liabilities:
Forward Currency Contracts	$—	$(1,254,693)	$—	$(1,254,693)
Futures	(42,914)	—	—	(42,914)

Total Liabilities	$(42,914)	$(1,254,693)	$—	$(1,297,607)

Total	$181,666	$177,237,560	$—	$177,419,226

See Notes to Financial Statements.

1090

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$224,580	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	62,867

Total		$287,447

	Liability Derivatives

Interest rate contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(42,914	)*
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(1,254,693)

Total		$(1,297,607)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased(1)	Options Written	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(32,207)	$15,088	$359,076	$—	$341,957
Foreign exchange contracts	—	—	—	(4,226,657)	(4,226,657)

Total	$(32,207)	$15,088	$359,076	$(4,226,657)	$(3,884,700)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$35,357	$—	$35,357
Foreign exchange contracts	—	(2,551,372)	(2,551,372)

Total	$35,357	$(2,551,372)	$(2,516,015)

(1) Included in Realized gain (loss) on investment transactions in the Statement of Operations.

^ The Portfolio held forward foreign currency contracts, futures contracts and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$38,018,000
Average notional value of contracts — short	58,049,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$21,669,000
Average settlement value sold — in USD	119,878,000

Options
Average value of option contracts purchased	$12,000
Average value of option contracts written	5,000

See Notes to Financial Statements.

1091

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2025:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$196	$(196)	$—	$—
Barclays Bank plc	6,555	(6,555)	—	—
Deutsche Bank AG	12,927	—	—	12,927
Goldman Sachs Bank USA	8,200	(1,455)	—	6,745
JPMorgan Chase Bank	34,989	(34,989)	—	—

Total	$62,867	$(43,195)	$—	$19,672

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$709,730	$(196)	$(695,161)	$14,373
Barclays Bank plc	495,571	(6,555)	(489,016)	—
Goldman Sachs Bank USA	1,455	(1,455)	—	—
JPMorgan Chase Bank	47,937	(34,989)	—	12,948

Total	$1,254,693	$(43,195)	$(1,184,177)	$27,321

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settle date of Sell Contract Borrowing Date	Buy contract Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BNP Paribas	2.17%	11/5/2025	1/9/2026	$(337,012)	$(337,088)
BNP Paribas	3.92	12/17/2025	1/14/2026	(1,748,620)	(1,752,612)
BNP Paribas	3.92	12/17/2025	1/14/2026	(1,745,253)	(1,748,850)
BNP Paribas	3.92	12/17/2025	1/14/2026	(2,956,612)	(2,964,507)
BNP Paribas	3.92	12/17/2025	1/14/2026	(3,032,199)	(3,040,587)
BNP Paribas	3.92	12/17/2025	1/14/2026	(2,331,447)	(2,337,238)
BNP Paribas	3.92	12/17/2025	1/14/2026	(1,847,347)	(1,852,802)
BNP Paribas	3.92	12/17/2025	1/14/2026	(5,214,202)	(5,229,577)
BNP Paribas	3.92	12/17/2025	1/14/2026	(3,684,978)	(3,694,391)
BNP Paribas	3.92	12/17/2025	1/14/2026	(2,721,464)	(2,726,911)
BNP Paribas	3.92	12/17/2025	1/14/2026	(2,919,235)	(2,924,084)
BNP Paribas	3.92	12/17/2025	1/14/2026	(3,240,081)	(3,245,992)
BNP Paribas	3.92	12/17/2025	1/14/2026	(2,101,596)	(2,104,743)
BNP Paribas	3.92	12/17/2025	1/14/2026	(4,731,807)	(4,740,413)
BNP Paribas	3.92	12/17/2025	1/14/2026	(910,399)	(911,902)
HSBC Bank Plc	2.15	11/5/2025	1/9/2026	(1,495,753)	(1,495,151)
HSBC Bank Plc	2.15	11/5/2025	1/9/2026	(2,091,245)	(2,089,651)
Morgan Stanley & Co. International PLC	4.17	11/10/2025	1/14/2026	(10,577,562)	(10,575,172)

					$(53,771,671)

(1)	The average amount of borrowings while outstanding for 365 days during the year ended December 31, 2025, was approximately $45,550,000 at a weighted average interest rate of 4.22%.
(2)	Payable for sale-buyback transactions includes $84,858 of deferred price drop on sale-buyback transactions.

See Notes to Financial Statements.

1092

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	December 31, 2025
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 -90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$(3,501,462)	$—	$—	$(3,501,462)
U.S. Treasury Notes	—	(35,773,147)	—	—	(35,773,147)
Foreign Bond	—	(12,070,323)	—	—	(12,070,323)
Foreign Note	—	(2,426,739)	—	—	(2,426,739)

Total Borrowings	$—	$(53,771,671)	$—	$—	$(53,771,671)

Gross amount of recognized liabilities for sale-buybacks					$(53,771,671)

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of December 31, 2025:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
BNP Paribas	$(39,611,697)	$39,534,689	$—	$(77,008)
HSBC Bank Plc	(3,584,802)	3,544,912	—	(39,890)
Morgan Stanley & Co. International PLC	(10,575,172)	10,554,831	—	(20,341)

	$(53,771,671)	$53,634,432	$—	$(137,239)

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$265,627,560
Long-term U.S. government debt securities	29,983,762

$295,611,322

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$248,325,946
Long-term U.S. government debt securities	33,063,455

$281,389,401

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,142,289
Aggregate gross unrealized depreciation	(23,001,613)

Net unrealized depreciation	$(14,859,324)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$192,278,550

See Notes to Financial Statements.

1093

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (Cost $184,585,448)	$178,429,386
Cash	102,056
Foreign cash (Cost $657,830)	536,868
Cash held as collateral at broker for futures	649,631
Receivable for forward settling transactions	9,505,813
Dividends, interest and other receivables	389,455
Due from broker for futures variation margin	135,850
Unrealized appreciation on forward foreign currency contracts	62,867
Receivable for Portfolio shares sold	31,939
Receivable for securities sold	112
Other assets	459

Total assets	189,844,436

LIABILITIES
Payable for sale-buyback financing transactions	53,771,671
Payable for forward settling transactions	26,423,227
Unrealized depreciation on forward foreign currency contracts	1,254,693
Payable for securities purchased	405,421
Payable for Portfolio shares repurchased	74,079
Investment management fees payable	26,724
Distribution fees payable – Class IB	18,503
Administrative fees payable	8,234
Trustees’ fees payable	371
Accrued expenses	102,957

Total liabilities	82,085,880

Commitments and contingent liabilities^
NET ASSETS	$107,758,556

Net assets were comprised of:
Paid in capital	$128,571,204
Total distributable earnings (loss)	(20,812,648)

Net assets	$107,758,556

Class IB
Net asset value, offering and redemption price per share, $86,983,936 / 11,318,099 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.69

Class K
Net asset value, offering and redemption price per share, $20,774,620 / 2,677,174 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.76

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Interest	$4,446,511
Dividends	1,983
Securities lending (net)	9,256

Total income	4,457,750

EXPENSES
Interest expense	1,999,303
Investment management fees	635,093
Distribution fees – Class IB	217,839
Administrative fees	95,826
Professional fees	94,996
Custodian fees	82,799
Printing and mailing expenses	21,245
Trustees’ fees	3,602
Miscellaneous	16,998

Gross expenses	3,167,701
Less: Waiver from investment manager	(315,378)

Net expenses	2,852,323

NET INVESTMENT INCOME (LOSS)	1,605,427

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(1,464,647)
Futures contracts	359,076
Forward foreign currency contracts	(4,226,657)
Foreign currency transactions	784,382
Options written	15,088

Net realized gain (loss)	(4,532,758)

Change in unrealized appreciation (depreciation) on:
Investments in securities	11,409,891
Futures contracts	35,357
Forward foreign currency contracts	(2,551,372)
Foreign currency translations	(320,435)

Net change in unrealized appreciation (depreciation)	8,573,441

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,040,683

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,646,110

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,605,427	$547,441
Net realized gain (loss)	(4,532,758)	1,336,924
Net change in unrealized appreciation (depreciation)	8,573,441	(2,128,011)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,646,110	(243,646)

Distributions to shareholders:
Class IB	(1,203,893)	(458,688)
Class K	(267,767)	(137,048)

Total distributions to shareholders	(1,471,660)	(595,736)

Tax return of capital:
Class IB	(892)	—
Class K	(199)	—

Total tax return of capital	(1,091)	—

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,386,743 and 1,329,797 shares, respectively ]	10,531,359	9,922,277
Capital shares issued in reinvestment of dividends [ 158,108 and 61,371 shares, respectively ]	1,204,785	458,688
Capital shares repurchased [ (2,013,573) and (1,990,844) shares, respectively ]	(15,268,498)	(14,813,669)

Total Class IB transactions	(3,532,354)	(4,432,704)

Class K
Capital shares sold [ 633,370 and 278,265 shares, respectively ]	4,868,672	2,070,532
Capital shares issued in reinvestment of dividends [ 34,846 and 18,211 shares, respectively ]	267,966	137,048
Capital shares repurchased [ (365,917) and (479,577) shares, respectively ]	(2,800,861)	(3,619,066)

Total Class K transactions	2,335,777	(1,411,486)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,196,577)	(5,844,190)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,976,782	(6,683,572)
NET ASSETS:
Beginning of year	104,781,774	111,465,346

End of year	$107,758,556	$104,781,774

See Notes to Financial Statements.

1095

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2025

INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase/(decrease) in net assets from operations	$5,646,110
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided (used) by operating activities:
Purchase of investments in securities	(353,005,975)
Proceeds from disposition of investments in securities	338,687,770
Increase in payable for forward settling transactions	11,304,207
Increase in receivable for forward settling transactions	(6,532,922)
Change in unrealized (appreciation) depreciation on investments in securities	(11,409,891)
Change in unrealized (appreciation) depreciation on forward foreign currency contracts	2,551,372
Net realized (gain) loss on investments in securities	1,464,647
Net amortization (accretion) of income	(280,408)
Decrease in due from broker for futures variation margin	25,820
Decrease in dividends, interest and other receivables	21,153
Increase in administrative fees payable	78
Decrease in other assets	29
Increase in trustees’ fees payable	1
Decrease in distribution fees payable – Class IB	(125)
Decrease in investment management fees payable	(2,080)
Decrease in accrued expenses	(1,279)
Decrease in payable for return of cash collateral on forward foreign currency contracts	(740,000)

Net cash provided (used) by operating activities	(12,271,493)

Cash flows provided (used) by financing activities:
Proceeds from shares sold	15,407,620
Payment for shares repurchased	(18,052,288)
Proceeds from sale-buyback transactions	912,547,443
Payments on sale-buyback transactions	(913,780,955)
Increase in payable for sale-buyback financing transactions	15,877,627

Net cash provided (used) by financing activities	11,999,447

Net increase/(decrease) in cash	(272,046)

Cash, foreign currency and restricted cash:
Beginning of year	1,560,601

End of year	$1,288,555

Supplemental disclosure of cash flow information:

For the year ended December 31, 2025, the Portfolio paid $1,999,303 in interest expense and had reinvestments of dividends and distributions in the amount of $1,472,751.

Reconciliation of cash and restricted cash to the Statement of Assets and Liabilities:

	Year Ended December 31, 2025	Year Ended December 31, 2024
Cash	$102,056	$299,457
Foreign cash	536,868	396,102
Cash held as collateral at broker for futures	649,631	865,042

Total cash, foreign cash and restricted cash shown in the statement of cash flows	$1,288,555	$1,560,601

See Notes to Financial Statements.

1096

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FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$7.39	$7.45	$7.30	$9.72	$10.78

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.03	0.11	0.49	0.21
Net realized and unrealized gain (loss)	0.30	(0.05)	0.18	(2.04)	0.21

Total from investment operations	0.41	(0.02)	0.29	(1.55)	0.42

Less distributions:
Dividends from net investment income	(0.11)	(0.04)	— #	(0.84)	(0.56)
Distributions from net realized gains	—	—	(0.04)	(0.03)	(0.41)
Tax return of capital	— #	—	(0.10)	—	(0.51)

Total dividends and distributions	(0.11)	(0.04)	(0.14)	(0.87)	(1.48)

Net asset value, end of year	$7.69	$7.39	$7.45	$7.30	$9.72

Total return	5.52%	(0.29)%	4.09%	(16.10)%	4.01%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$86,984	$87,107	$92,276	$95,592	$115,131
Ratio of expenses to average net assets:
After waivers (f)(g)	2.74%	2.57%	2.36%	1.31%	0.92%
Before waivers (f)(g)	3.04%	2.85%	2.65%	1.53%	1.10%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.48%	0.45%	1.52%	5.60%	1.94%
Before waivers (f)	1.18%	0.17%	1.23%	5.38%	1.76%
Portfolio turnover rate ^	175%	140%	90%	82%	113%

Class K	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$7.44	$7.50	$7.35	$9.79	$10.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13	0.06	0.13	0.51	0.23
Net realized and unrealized gain (loss)	0.30	(0.06)	0.18	(2.06)	0.22

Total from investment operations	0.43	— #	0.31	(1.55)	0.45

Less distributions:
Dividends from net investment income	(0.11)	(0.06)	— #	(0.86)	(0.61)
Distributions from net realized gains	—	—	(0.04)	(0.03)	(0.41)
Tax return of capital	— #	—	(0.12)	—	(0.51)

Total dividends and distributions	(0.11)	(0.06)	(0.16)	(0.89)	(1.53)

Net asset value, end of year	$7.76	$7.44	$7.50	$7.35	$9.79

Total return	5.75%	(0.04)%	4.31%	(15.97)%	4.29%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$20,775	$17,675	$19,189	$19,288	$25,257
Ratio of expenses to average net assets:
After waivers (f)(g)	2.49%	2.32%	2.11%	1.06%	0.67%
Before waivers (f)(g)	2.79%	2.60%	2.40%	1.28%	0.85%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.69%	0.75%	1.74%	5.80%	2.13%
Before waivers (f)	1.39%	0.47%	1.45%	5.58%	1.94%
Portfolio turnover rate ^	175%	140%	90%	82%	113%

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes interest expense of 1.89%, 1.72%, 1.51%, 0.42% and 0.02% for the years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively for each class.

See Notes to Financial Statements.

1097

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (5.5%)
37 Capital CLO 1 Ltd.,
Series 2021-1A AR 5.185%, 10/15/34 (l)§		$400,000	$399,990
Arbour CLO VI DAC,
Series 6A AR 3.214%, 11/15/37 (l)§	EUR	400,000	470,754
Argent Mortgage Loan Trust,
Series 2005-W1 A1 4.326%, 5/25/35 (l)		$12,790	11,615
Bain Capital Credit CLO Ltd.,
Series 2020-2A ARR 5.124%, 7/19/34 (l)§		400,000	400,348
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-HE1 M4 5.211%, 1/25/35 (l)		309,016	312,625
BlueMountain CLO Ltd.,
Series 2016-3A A1R2 5.052%, 11/15/30 (l)§		79,471	79,485
C-Bass Trust,
Series 2006-CB9 A1 3.966%, 11/25/36 (l)		1,488	651
CIFC European Funding CLO III DAC,
Series 3A A 3.059%, 1/15/34 (l)§	EUR	250,000	293,928
CIT Mortgage Loan Trust,
Series 2007-1 1M1 5.346%, 10/25/37 (l)§		$127,581	127,793
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A 4.006%, 1/25/37 (l)		2,963	2,154
Countrywide Asset-Backed Certificates,
Series 2006-19 2A3 4.346%, 3/25/37 (l)		13,115	13,035
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB3 M4 3.486%, 6/25/35 (l)		19,294	18,751
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1 4.586%, 8/25/47 (l)		7,661	7,585
Ellington Loan Acquisition Trust,
Series 2007-1 A1 4.946%, 5/25/37 (l)§		11,864	11,731
First Franklin Mortgage Loan Trust,
Series 2005-FF12 M2 4.551%, 11/25/36 (l)		60,230	57,596
Fremont Home Loan Trust,
Series 2006-C 1A1 4.116%, 10/25/36 (l)		23,048	20,976
GSAMP Trust,
Series 2007-FM1 A2A 3.916%, 12/25/36 (l)		2,435	1,114
IndyMac INDB Mortgage Loan Trust,
Series 2006-1 A1 3.986%, 7/25/36 (l)		16,456	4,893
Jamestown CLO XVIII Ltd.,
Series 2022-18A A1R 5.128%, 7/25/35 (l)§		400,000	399,396
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B M2 7.170%, 4/15/40 (l)		30,228	28,641
Lehman XS Trust,
Series 2006-7 1A1A 4.166%, 5/25/36 (l)		19,352	18,586
Series 2006-8 3A4 4.377%, 6/25/36 (e)		8,489	8,377
Series 2007-20N A1 6.146%, 12/25/37 (l)		18,609	20,576
Madison Park Funding XXXIX Ltd.,
Series 2021-39A AR 5.107%, 10/22/34 (l)§		400,000	398,904
Merrill Lynch Life Agency, Inc.,
4.086%, 2/25/37 (l)		8,200	2,278
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM4 A2A 4.006%, 9/25/37 (l)		488	93
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE8 A2D 4.066%, 10/25/36 (l)		636,662	273,408
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2 A1 3.896%, 11/25/36 (l)		303	96
OZLM XXIV Ltd.,
Series 2019-24A A1AR 5.306%, 7/20/32 (l)§		65,365	65,365
Palmer Square European Loan Funding DAC,
Series 2023-3A AR 3.034%, 5/15/33 (l)§	EUR	172,393	202,624
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WCW2 M3 4.896%, 10/25/34 (l)		$34,023	33,812
Series 2005-WHQ4 M2 4.581%, 9/25/35 (l)		4,988	4,914
Regatta XVI Funding Ltd.,
Series 2019-2A A1R 5.105%, 1/15/33 (l)§		345,990	346,538
Renaissance Home Equity Loan Trust,
Series 2002-3 A 4.606%, 12/25/32 (l)		1,352	1,269
Saxon Asset Securities Trust,
Series 2007-3 1A 4.156%, 9/25/37 (l)		20,599	19,986
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C 4.166%, 7/25/36 (l)		150,190	49,769
Series 2007-HE1 A2A 3.966%, 12/25/36 (l)		9,662	1,945
Soundview Home Equity Loan Trust,
4.066%, 2/25/37 (l)		490,131	125,476
Soundview Home Loan Trust,
Series 2006-NLC1 A1 3.966%, 11/25/36 (l)§		1,571	421
United States Small Business Administration,
Series 2008-20H 1 6.020%, 8/1/28		1,241	1,262
Voya Euro CLO II DAC,
Series 2A AR 2.969%, 7/15/35 (l)§	EUR	400,000	469,393

Total Asset-Backed Securities			4,708,153

Collateralized Mortgage Obligations (8.2%)
Alliance Bancorp Trust,
Series 2007-OA1 A1 4.326%, 7/25/37 (l)		$18,202	16,258

See Notes to Financial Statements.

1098

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
Alternative Loan Trust,
Series 2005-62 2A1 5.029%, 12/25/35 (l)		$617	$536
Series 2006-OA11 A1B 4.226%, 9/25/46 (l)		35,194	34,756
Series 2006-OA19 A1 4.028%, 2/20/47 (l)		5,898	4,833
Series 2007-1T1 1A1 6.000%, 3/25/37		94,547	31,332
Series 2007-4CB 1A35 6.000%, 4/25/37		23,384	19,501
Series 2007-OA7 A1A 4.206%, 5/25/47 (l)		2,294	2,132
Banc of America Funding Trust,
Series 2006-A 1A1 5.798%, 2/20/36 (l)		1,802	1,720
Series 2006-J 2A1 4.390%, 1/20/47 (l)		52,494	45,255
Series 2006-J 4A1 4.787%, 1/20/47 (l)		1,716	1,485
Banc of America Mortgage Trust,
Series 2005-E 2A1 5.316%, 6/25/35 (l)		334	306
Series 2006-A 2A1 4.832%, 2/25/36 (l)		2,179	1,999
Bear Stearns ALT-A Trust,
Series 2005-7 22A1 4.791%, 9/25/35 (l)		16,702	8,877
Series 2006-2 23A1 4.039%, 3/25/36 (l)		5,719	4,662
Bear Stearns ARM Trust,
Series 2004-10 13A1 5.031%, 1/25/35 (l)		1,680	1,638
Series 2005-1 2A1 4.783%, 3/25/35 (l)		2,729	2,504
Series 2005-9 A1 6.420%, 10/25/35 (l)		2,939	2,845
Series 2006-2 3A2 4.214%, 7/25/36 (l)		2,342	2,006
CHL Mortgage Pass-Through Trust,
Series 2005-19 1A6 5.500%, 8/25/35		654	471
Series 2005-9 1A3 4.306%, 5/25/35 (l)		121,813	108,267
Series 2006-6 A4 6.000%, 4/25/36		9,884	4,790
Series 2006-HYB3 3A1B 4.027%, 5/20/36 (l)		1,513	1,413
Series 2007-1 A1 6.000%, 3/25/37		30,636	13,192
Citigroup Mortgage Loan Trust,
Series 2006-AR1 2A1 6.050%, 3/25/36 (l)		1,925	1,955
Series 2007-10 22AA
4.457%, 9/25/37 (l)		4,575	4,297
CSMC Mortgage-Backed Trust,
Series 2007-6 A1 6.420%, 10/25/37 (l)		105,388	60,199
CSMC Trust,
Series 2007-4R 1A1 4.129%, 10/26/36 (l)§		3,346	3,040
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1 3.946%, 10/25/36 (l)		119	100
Eurosail-UK plc,
Series 2007-3X A3A 4.799%, 6/13/45 (l)(m)	GBP	7,683	10,349
Series 2007-3X A3C 4.799%, 6/13/45 (l)(m)		3,413	4,597
FHLMC,
Series 278 F1 4.548%, 9/15/42 STRIPS (l)		$38,098	37,622
Series 5584 DF 4.774%, 10/25/55 (l)		962,079	965,710
FHLMC Structured Pass-Through Certificates,
Series T-32 A1 4.106%, 8/25/31 (l)		250	249
Series T-62 1A1 5.229%, 10/25/44 (l)		21,172	19,528
Series T-63 1A1 5.229%, 2/25/45 (l)		6,700	6,532
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1 5.695%, 6/25/34 (l)		1,483	1,480
Series 2006-FA8 1A7 6.000%, 2/25/37		9,185	3,215
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1 5.998%, 8/25/35 (l)		2,753	1,816
FNMA,
Series 2003-W8 3F2 4.339%, 5/25/42 (l)		474	472
Series 2004-63 FA 4.336%, 8/25/34 (l)		93	92
Series 2006-30 KF 4.429%, 5/25/36 (l)		151	150
Series 2006-5 3A2 6.309%, 5/25/35 (l)		1,279	1,310
Series 2007-63 FC 4.339%, 7/25/37 (l)		42	42
Series 2025-47 FJ 4.904%, 6/25/55 (l)		373,992	376,510
GNMA,
Series 2017-H10 FB 5.592%, 4/20/67 (l)		21,742	22,000
Series 2018-H15 FG 4.927%, 8/20/68 (l)		80,219	80,712
Series 2023-H09 FA 4.718%, 4/20/73 (l)		437,693	439,194
Series 2023-H15 FB 4.918%, 3/20/73 (l)		397,354	400,664
Series 2023-H19 FA 4.818%, 8/20/73 (l)		1,154,282	1,163,976
Series 2025-159 FJ 5.088%, 9/20/55 (l)		890,628	894,125
Series 2025-H19 DF 4.718%, 9/20/75 (l)		899,130	902,160
Series 2025-H22 F 4.698%, 10/20/75 (l)		897,783	900,688
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1 4.386%, 11/25/45 (l)		2,767	2,664

See Notes to Financial Statements.

1099

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Series 2006-AR4 A6A 4.206%, 9/25/46 (l)	$37,182	$35,047
GreenPoint MTA Trust,
Series 2005-AR1 A2 4.286%, 6/25/45 (l)	1,641	1,479
GSR Mortgage Loan Trust,
Series 2004-12 3A6 5.223%, 12/25/34 (l)	1,719	1,612
Series 2005-AR1 1A1 6.449%, 1/25/35 (l)	661	630
Series 2005-AR4 6A1 5.001%, 7/25/35 (l)	735	706
Series 2005-AR6 2A1 4.951%, 9/25/35 (l)	1,396	1,337
HarborView Mortgage Loan Trust,
Series 2005-13 2A11 4.406%, 2/19/36 (l)	1,633	673
Series 2005-2 2A1A 4.286%, 5/19/35 (l)	661	644
Series 2005-9 2A1A 4.528%, 6/20/35 (l)	1,262	1,190
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1 2A1 5.051%, 11/25/35 (l)	546	641
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10 2A2A 4.626%, 5/25/34 (l)	174	165
Series 2004-AR11 2A 4.373%, 12/25/34 (l)	1,057	999
Series 2005-AR14 1A1A 4.406%, 7/25/35 (l)	3,113	2,275
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1 4.306%, 3/25/36 (l)	45,038	42,951
Series 2006-A7 1A4 4.306%, 12/25/36 (l)	19,504	17,679
JP Morgan Mortgage Trust,
Series 2005-A1 6T1 5.555%, 2/25/35 (l)	786	765
Series 2005-A6 2A1 6.022%, 8/25/35 (l)	1,293	1,231
Series 2005-A6 4A1 5.193%, 9/25/35 (l)	181	171
Series 2005-A6 7A1 5.099%, 8/25/35 (l)	1,298	1,151
Series 2007-A1 1A1 6.230%, 7/25/35 (l)	384	383
Series 2007-A1 3A3 5.191%, 7/25/35 (l)	1,706	1,636
Series 2008-R2 1A1 4.051%, 7/27/37 (l)§	5,979	5,570
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7 5.633%, 11/21/34 (l)	903	896
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1 4.565%, 11/15/31 (l)	415	403
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR 5A4 5.782%, 6/25/36 (l)	2,579	2,514
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1 4.305%, 12/15/30 (l)	440	432
New Residential Mortgage Loan Trust,
Series 2019-RPL2 A1 3.250%, 2/25/59 (l)§	24,576	24,019
Series 2019-RPL3 A1 2.750%, 7/25/59 (l)§	108,436	105,133
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates,
Series 2005-5 1A1D 4.606%, 12/25/35 (l)	83,015	82,427
RALI Trust,
Series 2005-QO1 A1 4.146%, 8/25/35 (l)	1,210	833
Series 2007-QH8 A 5.007%, 10/25/37 (l)	25,304	20,090
Residential Asset Securitization Trust,
Series 2005-A5 A3 4.246%, 5/25/35 (l)	14,919	8,798
Series 2006-A10 A5 6.500%, 9/25/36	8,442	2,407
Series 2007-A6 2A1 6.500%, 6/25/37	124,964	22,828
RFMSI Trust,
Series 2007-S6 1A10 6.000%, 6/25/37	3,528	2,799
Sequoia Mortgage Trust,
Series 2007-3 1A1 4.248%, 7/20/36 (l)	4,208	3,644
Series 5 A 4.546%, 10/19/26 (l)	170	168
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2 6.298%, 2/25/34 (l)	614	593
Series 2004-19 2A1 5.429%, 1/25/35 (l)	1,091	1,013
Series 2005-17 3A1 4.473%, 8/25/35 (l)	1,011	873
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1 4.506%, 10/19/34 (l)	383	371
Series 2005-AR5 A1 4.346%, 7/19/35 (l)	1,003	975
Series 2005-AR5 A2 4.346%, 7/19/35 (l)	489	488
Series 2005-AR5 A3 4.346%, 7/19/35 (l)	2,095	2,076
Series 2006-AR3 11A1 4.266%, 4/25/36 (l)	1,620	1,486
Series 2006-AR4 2A1 4.226%, 6/25/36 (l)	414	413
Towd Point Mortgage Trust,
Series 2019-HY2 A1 4.846%, 5/25/58 (l)§	10,788	10,985
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A 5.229%, 11/25/42 (l)	125	122
Series 2005-AR14 2A1 4.697%, 12/25/35 (l)	496	460
Series 2006-AR3 A1A 5.029%, 2/25/46 (l)	1,259	1,165

See Notes to Financial Statements.

1100

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
Series 2006-AR7 3A 5.077%, 7/25/46 (l)		$7,146	$6,621
Series 2007-OA4 1A 4.799%, 5/25/47 (l)		3,206	2,864

Total Collateralized Mortgage Obligations			7,043,057

Commercial Mortgage-Backed Securities (0.6%)
FHLMC Multifamily Structured Pass-Through Certificates,
Series KBX1 A2 2.920%, 1/25/26		94,094	93,841
WSTN Trust,
Series 2023-MAUI A 6.297%, 7/5/37 (l)§		400,000	407,560

Total Commercial Mortgage-Backed Securities			501,401

Corporate Bonds (0.6%)
Financials (0.0%)†
Banks (0.0%)†
Bank of America Corp.
Series FF (CME Term SOFR 3 Month + 3.19%), 5.875%, 3/15/28 (k)(y)		20,000	20,150

Total Financials			20,150

Information Technology (0.6%)
IT Services (0.6%)
Beignet Investor LLC
6.581%, 5/30/49§		420,000	443,100

Software (0.0%)†
VMware LLC
3.900%, 8/21/27		10,000	9,999

Total Information Technology			453,099

Total Corporate Bonds			473,249

Foreign Government Securities (3.3%)
Buoni Poliennali del Tesoro
1.800%, 5/15/36 TIPS (m)	EUR	104,192	122,177
Canada Government Bond
4.250%, 12/1/26 TIPS	CAD	263,491	198,111
French Republic
0.100%, 3/1/26 TIPS (m)	EUR	122,742	143,702
0.100%, 7/25/31 TIPS (m)		122,932	136,716
0.100%, 7/25/38 TIPS (m)		241,404	228,226
Japan Government Bond CPI Linked
0.100%, 3/10/28 TIPS	JPY	121,649,370	790,081
0.100%, 3/10/29 TIPS		100,486,340	651,943
0.005%, 3/10/34 TIPS		94,745,700	592,696

Total Foreign Government Securities			2,863,652

Mortgage-Backed Securities (12.8%)
FHLMC UMBS
3.000%, 3/1/52		$84,110	74,482
4.500%, 11/1/52		80,954	79,485
5.500%, 4/1/54		1,023,875	1,040,512
FNMA UMBS
3.500%, 2/1/48		82,798	77,621
3.000%, 12/1/51		801,130	709,426
4.000%, 10/1/52		914,766	872,816
FNMA/FHLMC UMBS, 30 Year, Single Family
6.000%, 1/25/56 TBA		1,800,000	1,848,235
6.500%, 1/25/56 TBA		1,800,000	1,870,453
4.500%, 2/25/56 TBA		2,400,000	2,342,437
GNMA
3.500%, 11/20/52		263,182	241,993
3.500%, 2/15/56 TBA		2,000,000	1,820,078

Total Mortgage-Backed Securities			10,977,538

U.S. Treasury Obligations (112.2%)
U.S. Treasury Inflation Linked Bonds
2.375%, 1/15/27 TIPS		32,292	32,555
1.750%, 1/15/28 TIPS		2,548,921	2,568,833
3.625%, 4/15/28 TIPS (z)		2,617,069	2,747,005
2.500%, 1/15/29 TIPS		1,016,095	1,049,516
3.875%, 4/15/29 TIPS		1,170,558	1,262,101
2.125%, 2/15/40 TIPS		858,677	851,901
2.125%, 2/15/41 TIPS		356,842	349,867
0.750%, 2/15/42 TIPS		1,527,439	1,191,299
0.625%, 2/15/43 TIPS		764,759	570,642
1.375%, 2/15/44 TIPS		2,123,577	1,781,870
0.750%, 2/15/45 TIPS		2,654,822	1,939,761
1.000%, 2/15/46 TIPS		2,020,045	1,526,309
0.875%, 2/15/47 TIPS		1,632,121	1,179,820
1.000%, 2/15/48 TIPS		699,807	512,663
1.000%, 2/15/49 TIPS		129,395	93,367
0.250%, 2/15/50 TIPS		696,559	401,817
0.125%, 2/15/51 TIPS		825,416	446,877
0.125%, 2/15/52 TIPS		350,898	185,971
1.500%, 2/15/53 TIPS		657,222	513,721
2.125%, 2/15/54 TIPS		742,651	669,321
2.375%, 2/15/55 TIPS (z)		1,135,057	1,079,959
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/26 TIPS		1,862,370	1,846,690
0.125%, 7/15/26 TIPS		258,090	256,609
0.125%, 10/15/26 TIPS		1,429,872	1,416,581
0.375%, 1/15/27 TIPS		1,630,995	1,610,992
0.125%, 4/15/27 TIPS		461,284	452,924
0.375%, 7/15/27 TIPS (z)		4,352,599	4,302,799
1.625%, 10/15/27 TIPS (z)		3,187,564	3,212,103
0.500%, 1/15/28 TIPS (z)		4,963,275	4,877,210
1.250%, 4/15/28 TIPS		1,845,401	1,838,499
0.750%, 7/15/28 TIPS		2,607,251	2,577,690
2.375%, 10/15/28 TIPS		1,488,256	1,533,376
0.875%, 1/15/29 TIPS		773,706	762,367
2.125%, 4/15/29 TIPS (z)		1,579,035	1,613,507
0.250%, 7/15/29 TIPS		2,157,599	2,080,319
1.625%, 10/15/29 TIPS (z)		2,897,412	2,928,606
0.125%, 1/15/30 TIPS		2,417,181	2,294,459
1.625%, 4/15/30 TIPS		1,943,415	1,954,610
0.125%, 7/15/30 TIPS		1,714,433	1,619,618
1.125%, 10/15/30 TIPS		1,308,593	1,290,037
0.125%, 1/15/31 TIPS		650,416	606,957
0.125%, 7/15/31 TIPS (z)		9,755,246	9,048,987
0.125%, 1/15/32 TIPS		2,231,759	2,041,165
0.625%, 7/15/32 TIPS (z)		7,508,355	7,053,250
1.125%, 1/15/33 TIPS		2,842,034	2,730,878
1.375%, 7/15/33 TIPS (z)		3,216,300	3,139,188
1.750%, 1/15/34 TIPS		1,588,875	1,581,953

See Notes to Financial Statements.

1101

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
1.875%, 7/15/34 TIPS (z)	$3,320,544	$3,339,472
2.125%, 1/15/35 TIPS (z)	3,611,090	3,680,415
1.875%, 7/15/35 TIPS (z)	3,447,702	3,443,574

Total U.S. Treasury Obligations		96,090,010

Total Long-Term Debt Securities (143.2%)
(Cost $124,511,879)		122,657,060

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (62.2%)
Federal Agricultural Mortgage Corp.
2.66%, 1/8/26 (o)(p)	15,000,000	14,991,153
FHLB
0.07%, 1/21/26 (o)	29,000,000	28,946,338
3.52%, 6/22/26 (o)(p)	900,000	885,038
FHLMC
3.13%, 1/20/26 (o)(p)	1,100,000	1,098,088
3.34%, 2/4/26 (o)(p)	2,400,000	2,392,234
FNMA
3.46%, 3/18/26 (o)(p)	5,000,000	4,963,271

Total U.S. Government Agency Securities		53,276,122

Total Short-Term Investments (62.2%)
(Cost $53,274,991)		53,276,122

Total Investments in Securities (205.4%)
(Cost $177,786,870)		175,933,182
Other Assets Less Liabilities (-105.4%)		(90,262,702)

Net Assets (100%)		$85,670,480

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2025, the market value of these securities amounted to $4,666,077 or 5.4% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2025. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2025.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2025.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025, the market value or fair value, as applicable, of these securities amounted to $645,767 or 0.8% of net assets.

(o)	Discount Note Security. Effective rate calculated as of December 31, 2025.
(p)	Yield to maturity.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of December 31, 2025.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

ARM	— Adjustable Rate Mortgage
CAD	— Canadian Dollar
CME	— Chicago Mercantile Exchange
CLO	— Collateralized Loan Obligation
CPI	— Consumer Price Index
EUR	— European Currency Unit
EURIBOR	— Euro Interbank Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
HICPXT	— Harmonised Index of Consumer Prices ex Tobacco
JPY	— Japanese Yen
OAT	— Obligations Assimilables du Trésor
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Over Night Index Average
STRIPS	— Separate Trading of Registered Interest and
Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	— To Be Announced; Security is subject to delayed
delivery
TIPS	— Treasury Inflation Protected Security
TONAR	— Tokyo Over-Night Average Rate
UKRPI	— United Kingdom Retail Price Index
UMBS	— Uniform Mortgage-Backed Securities
USCPI	— United States Consumer Price Index
USD	— United States Dollar

See Notes to Financial Statements.

1102

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bobl	3	3/2026	EUR	409,534	(2,889)
Euro-BTP	10	3/2026	EUR	1,412,355	(2,885)
Euro-Schatz	31	3/2026	EUR	3,890,488	(5,319)
U.S. Treasury 10 Year Note	24	3/2026	USD	2,698,500	(4,719)
U.S. Treasury 10 Year Ultra Note	9	3/2026	USD	1,035,140	(7,251)
U.S. Treasury Ultra Bond	17	3/2026	USD	2,006,000	(24,861)

					(47,924)

Short Contracts
Euro-Bund	(5)	3/2026	EUR	(749,601)	10,225
Euro-OAT	(27)	3/2026	EUR	(3,826,369)	14,553
Japan 10 Year Bond	(1)	3/2026	JPY	(845,314)	5,485
U.S. Treasury 2 Year Note	(22)	3/2026	USD	(4,593,360)	(2,949)
U.S. Treasury 5 Year Note	(39)	3/2026	USD	(4,262,883)	6,351
U.S. Treasury Long Bond	(28)	3/2026	USD	(3,236,625)	16,586

					50,251

					2,327

Forward Foreign Currency Contracts outstanding as of December 31, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,323,549	JPY	206,072,886	HSBC Bank plc	1/14/2026	6,869
USD	598,119	JPY	93,400,000	JPMorgan Chase Bank	1/14/2026	1,350
USD	132,845	JPY	20,684,138	Morgan Stanley	1/14/2026	686

Total unrealized appreciation						8,905

USD	180,980	CAD	254,717	HSBC Bank plc	1/14/2026	(4,677)
USD	2,126,511	EUR	1,832,183	HSBC Bank plc	1/14/2026	(27,599)
USD	115,861	GBP	88,000	Bank of America	1/14/2026	(2,758)

Total unrealized depreciation						(35,034)

Net unrealized depreciation						(26,129)

Written Call Swaption Contracts as of December 31, 2025 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
4 Years, January 2027 @2.44% v.6 Month EURIBOR	Barclays Bank plc	300,000	EUR	(300,000)	EUR	2.44	1/25/2027	(1,212)

Written Put Swaption Contracts as of December 31, 2025 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
4 Years, January 2027 @2.35% v.6 Month EURIBOR	Goldman Sachs Bank USA	3,700,000	EUR	(3,700,000)	EUR	2.35	1/7/2027	(24,259)
4 Years, January 2027 @2.35% v.6 Month EURIBOR	Goldman Sachs Bank USA	3,700,000	EUR	(3,700,000)	EUR	2.35	1/7/2027	(24,259)

See Notes to Financial Statements.

1103

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
4 Years, January 2027 @2.44% v.6 Month EURIBOR	Barclays Bank plc	300,000	EUR	(300,000)	EUR	2.44	1/25/2027	(1,651)

								(50,169)

Total Written Swaption Contracts (Premiums Received ($72,496))								(51,381)

Centrally Cleared Inflation-linked swap contracts outstanding as of December 31, 2025(Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
USCPI at termination	2.42% at termination	Receive	3/5/2026	USD	1,100,000	8,400	120,217	128,617
USCPI at termination	2.77% at termination	Receive	5/13/2026	USD	400,000	4,562	33,489	38,051
USCPI at termination	2.81% at termination	Receive	5/14/2026	USD	1,000,000	11,113	81,394	92,507
USCPI at termination	2.70% at termination	Receive	5/25/2026	USD	300,000	3,779	25,405	29,184
HICPXT at termination	3.00% at termination	Receive	5/15/2027	EUR	200,000	1,561	1,748	3,309
HICPXT at termination	1.64% at termination	Receive	6/15/2027	EUR	1,300,000	—	2,152	2,152
USCPI at termination	2.65% at termination	Receive	9/10/2028	USD	100,000	3,114	3,747	6,861
HICPXT at termination	2.49% at termination	Pay	5/15/2037	EUR	160,000	(3,900)	5,998	2,098
HICPXT at termination	2.59% at termination	Pay	3/15/2052	EUR	100,000	(3,056)	9,017	5,961
HICPXT at termination	2.42% at termination	Pay	5/15/2052	EUR	50,000	465	570	1,035
HICPXT at termination	2.42% at termination	Pay	5/15/2052	EUR	20,000	(1,363)	1,777	414
HICPXT at termination	2.59% at termination	Pay	12/15/2052	EUR	100,000	3,470	8,288	11,758
HICPXT at termination	2.70% at termination	Pay	4/15/2053	EUR	100,000	8,316	7,827	16,143
HICPXT at termination	2.76% at termination	Pay	9/15/2053	EUR	100,000	10,494	7,779	18,273
UKRPI at termination	3.50% at termination	Pay	8/15/2034	GBP	200,000	1,080	9,030	10,110
UKRPI at termination	3.50% at termination	Pay	8/15/2034	GBP	100,000	390	4,665	5,055
UKRPI at termination	3.47% at termination	Pay	9/15/2034	GBP	200,000	—	9,038	9,038
USCPI at termination	3.04% at termination	Pay	2/21/2026	USD	400,000	—	1,222	1,222
USCPI at termination	3.44% at termination	Pay	8/1/2026	USD	700,000	—	4,057	4,057
USCPI at termination	3.43% at termination	Pay	8/27/2026	USD	800,000	—	5,188	5,188

						48,425	342,608	391,033

HICPXT at termination	2.00% at termination	Receive	2/15/2027	EUR	400,000	(20)	(1,580)	(1,600)
UKRPI at termination	3.37% at termination	Receive	9/15/2027	GBP	300,000	—	(4,087)	(4,087)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	90,000	(13,541)	(5,188)	(18,729)
USCPI at termination	2.70% at termination	Pay	1/14/2026	USD	600,000	—	(1,650)	(1,650)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	900,000	(90,553)	(65,602)	(156,155)
USCPI at termination	1.88% at termination	Pay	11/20/2029	USD	300,000	(28,062)	(20,233)	(48,295)

						(132,176)	(98,340)	(230,516)

Total Centrally Cleared inflation-linked swap contracts outstanding						(83,751)	244,268	160,517

Centrally Cleared Interest rate swap contracts outstanding as of December 31, 2025 (Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month EURIBOR Semi-Annual	2.11 annually	Receive	9/2/2027	EUR	2,600,000	—	5,777	5,777
6 month EURIBOR Semi-Annual	0.20 annually	Receive	11/8/2052	EUR	700,000	311,544	151,367	462,911
6 month EURIBOR Semi-Annual	0.19 annually	Receive	11/4/2052	EUR	250,000	111,606	54,166	165,772
6 month EURIBOR Semi-Annual	3.00 annually	Receive	3/18/2056	EUR	270,000	(3,740)	19,840	16,100

See Notes to Financial Statements.

1104

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month EURIBOR Semi-Annual	3.00 annually	Receive	3/18/2056	EUR	88,000	(1,872)	7,119	5,247
6 month EURIBOR Semi-Annual	3.00 annually	Receive	3/18/2056	EUR	142,000	(2,633)	11,100	8,467
6 month EURIBOR Semi-Annual	3.00 annually	Receive	3/18/2056	EUR	260,000	(3,710)	19,214	15,504
1 day SOFR Annual	3.38 annually	Receive	5/31/2030	USD	144,000	315	(251)	64
1 day SOFR Annual	3.29 annually	Receive	5/31/2030	USD	200,000	149	595	744
1 day SOFR Annual	3.29 annually	Receive	5/31/2030	USD	100,000	80	292	372
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	4,970	18,016	22,986
1 day SOFR Annual	3.25 annually	Receive	6/18/2034	USD	1,150,000	46,756	(4,184)	42,572
1 day SOFR Annual	3.38 annually	Receive	5/31/2030	USD	264,000	144	(26)	118
1 day SONIA Annual	3.75 annually	Pay	3/18/2031	GBP	1,500,000	6,345	1,549	7,894
1 day SOFR Annual	3.25 annually	Receive	3/19/2055	USD	1,400,000	178,031	49,437	227,468
1 day SOFR Annual	3.29 annually	Receive	5/31/2030	USD	195,300	(209)	935	726
1 day TONAR Annual	0.50 annually	Receive	12/15/2031	JPY	115,850,000	11,144	34,048	45,192
1 day TONAR Annual	0.55 annually	Receive	9/14/2028	JPY	40,000,000	(720)	5,568	4,848
1 day SONIA Annual	3.75 annually	Pay	9/17/2030	GBP	800,000	6,267	(1,828)	4,439
1 day SONIA Annual	3.75 annually	Pay	9/17/2030	GBP	300,000	(847)	2,512	1,665
1 day SONIA Annual	3.75 annually	Pay	9/17/2030	GBP	1,300,000	(6,118)	13,330	7,212
1 day SONIA Annual	3.75 annually	Pay	9/17/2030	GBP	1,300,000	(6,114)	13,327	7,213
1 day SOFR Annual	3.25 annually	Receive	6/18/2034	USD	350,000	14,244	(1,287)	12,957
1 day SOFR Annual	3.29 annually	Receive	5/31/2030	USD	200,000	100	644	744
1 day SOFR Annual	3.29 annually	Receive	5/31/2030	USD	231,800	(199)	1,061	862
1 day SOFR Annual	4.08 annually	Receive	11/15/2053	USD	202,900	1,505	1,621	3,126
1 day SOFR Annual	3.38 annually	Receive	5/31/2030	USD	200,000	97	(7)	90
1 day SOFR Annual	3.29 annually	Receive	5/31/2030	USD	231,400	(25)	886	861
1 day SOFR Annual	3.72 annually	Receive	8/15/2035	USD	100,000	286	29	315
1 day SOFR Annual	3.38 annually	Receive	5/31/2030	USD	200,000	339	(249)	90
1 day SOFR Annual	3.70 annually	Receive	8/15/2035	USD	100,000	(87)	520	433
1 day SOFR Annual	4.01 annually	Receive	11/15/2053	USD	300,000	4,181	3,636	7,817
1 day SOFR Annual	3.38 annually	Receive	5/31/2030	USD	1,000,000	857	(409)	448
1 day SOFR Annual	3.72 annually	Receive	8/15/2035	USD	111,000	231	118	349
1 day SOFR Annual	3.64 annually	Receive	8/15/2035	USD	100,000	198	707	905
1 day SOFR Annual	3.29 annually	Receive	5/31/2030	USD	200,000	102	642	744
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	300,000	7,588	26,891	34,479
1 day SOFR Annual	2.87 annually	Receive	2/13/2054	USD	1,200,000	93,863	181,501	275,364

						774,668	618,207	1,392,875

6 month EURIBOR Semi-Annual	2.75 annually	Pay	3/18/2036	EUR	1,250,000	(5,561)	(20,862)	(26,423)
6 month EURIBOR Semi-Annual	2.75 annually	Pay	3/18/2036	EUR	850,000	(2,195)	(15,773)	(17,968)
6 month EURIBOR Semi-Annual	2.75 annually	Pay	3/18/2036	EUR	1,250,000	(5,687)	(20,736)	(26,423)
6 month EURIBOR Semi-Annual	2.75 annually	Pay	3/18/2036	EUR	1,250,000	(4,087)	(22,336)	(26,423)
1 day SOFR Annual	4.75 annually	Receive	1/18/2026	USD	700,000	—	(3,178)	(3,178)
1 day SOFR Annual	4.76 annually	Receive	1/18/2026	USD	2,200,000	—	(10,154)	(10,154)

						(17,530)	(93,039)	(110,569)

Total Centrally Cleared Interest rate swap contracts outstanding						757,138	525,168	1,282,306

(1)	Value of floating rate index at December 31, 2025 was as follows:

Floating Rate Index	Value
1 day SOFR USD	3.87%
1 day SONIA GBP	3.73%
1 day TONAR JPY	0.72%
6 month EURIBOR EUR	2.11%
HICPXT EUR	1.29%
UKRPI GBP	4.09%
USCPI USD	3.24%

See Notes to Financial Statements.

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$4,708,153	$—	$4,708,153
Centrally Cleared Inflation-linked Swaps	—	342,608	—	342,608
Centrally Cleared Interest Rate Swaps	—	626,448	—	626,448
Collateralized Mortgage Obligations	—	7,043,057	—	7,043,057
Commercial Mortgage-Backed Securities	—	501,401	—	501,401
Corporate Bonds
Financials	—	20,150	—	20,150
Information Technology	—	453,099	—	453,099
Foreign Government Securities	—	2,863,652	—	2,863,652
Forward Currency Contracts	—	8,905	—	8,905
Futures	53,200	—	—	53,200
Mortgage-Backed Securities	—	10,977,538	—	10,977,538
Short-Term Investments
U.S. Government Agency Securities	—	53,276,122	—	53,276,122
U.S. Treasury Obligations	—	96,090,010	—	96,090,010

Total Assets	$53,200	$176,911,143	$—	$176,964,343

Liabilities:
Centrally Cleared Inflation-linked Swaps	$—	$(98,340)	$—	$(98,340)
Centrally Cleared Interest Rate Swaps	—	(101,280)	—	(101,280)
Forward Currency Contracts	—	(35,034)	—	(35,034)
Futures	(50,873)	—	—	(50,873)
Swaptions Written	—	(51,381)	—	(51,381)

Total Liabilities	$(50,873)	$(286,035)	$—	$(336,908)

Total	$2,327	$176,625,108	$—	$176,627,435

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$1,022,256	*,**
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	8,905

Total		$1,031,161

	Liability Derivatives
Interest rate contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(301,874	)*,**
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(35,034)

Total		$(336,908)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.
**

Includes cumulative appreciation/depreciation of centrally cleared swap contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options Written	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$47,543	$(31,789)	$—	$(96,769)	$(81,015)
Foreign exchange contracts	—	—	(185,603)	—	(185,603)

Total	$47,543	$(31,789)	$(185,603)	$(96,769)	$(266,618)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options Written	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(8,518)	$(144,796)	$—	$613,966	$460,652
Foreign exchange contracts	—	—	(166,220)	—	(166,220)

Total	$(8,518)	$(144,796)	$(166,220)	$613,966	$294,432

^ The Portfolio held forward foreign currency contracts, futures contracts, option contracts and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$14,195,000
Average notional value of contracts — short	22,871,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$2,053,000
Average settlement value sold — in USD	8,644,000

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Average Balances of Outstanding Derivative Financial Instruments
Options
Average notional value of swaption contracts written	$66,000

Interest rate swaps
Average notional value — pays fixed rate	$7,333,000
Average notional value — receives fixed rate	8,492,000

Inflation swaps
Average notional value — pays floating rate	$6,182,000
Average notional value — receives floating rate	4,647,000

Overnight index swaps
Average notional value — pays fixed rate	$13,527,000
Average notional value — pays floating rate	5,423,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2025:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$6,869	$(6,869)	$—	$—
JPMorgan Chase Bank	1,350	—	—	1,350
Morgan Stanley	686	—	—	686

Total	$8,905	$(6,869)	$—	$2,036

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$2,758	$—	$—	$2,758
Barclays Bank plc	2,863	—	—	2,863
Goldman Sachs Bank USA	48,518	—	—	48,518
HSBC Bank plc	32,276	(6,869)	—	25,407

Total	$86,415	$(6,869)	$—	$79,546

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
Goldman Sachs & Co. LLC	3.95%	12/17/2025	1/7/2026	(294,309)	$(294,573)
Goldman Sachs & Co. LLC	3.95	12/17/2025	1/7/2026	(2,760,499)	(2,766,271)
Goldman Sachs & Co. LLC	3.95	12/18/2025	1/2/2026	(785,143)	(785,641)
Goldman Sachs & Co. LLC	3.95	12/18/2025	1/2/2026	(4,874,086)	(4,881,104)
Goldman Sachs & Co. LLC	3.95	12/18/2025	1/2/2026	(9,046,996)	(9,061,393)
Goldman Sachs & Co. LLC	3.95	12/18/2025	1/2/2026	(7,054,669)	(7,064,380)
Goldman Sachs & Co. LLC	3.95	12/18/2025	1/2/2026	(3,336,526)	(3,339,498)
Goldman Sachs & Co. LLC	3.95	12/18/2025	1/2/2026	(1,050,880)	(1,051,722)
Goldman Sachs & Co. LLC	3.95	12/18/2025	1/2/2026	(1,922,104)	(1,923,806)
Goldman Sachs & Co. LLC	3.86	1/2/2026	1/9/2026	(2,749,980)	(2,750,258)
Goldman Sachs & Co. LLC	3.86	1/2/2026	1/9/2026	(788,226)	(788,459)
Goldman Sachs & Co. LLC	3.86	1/2/2026	1/9/2026	(4,880,368)	(4,883,581)
Goldman Sachs & Co. LLC	3.86	1/2/2026	1/9/2026	(9,061,890)	(9,068,470)
Goldman Sachs & Co. LLC	3.86	1/2/2026	1/9/2026	(7,063,884)	(7,068,333)
Goldman Sachs & Co. LLC	3.86	1/2/2026	1/9/2026	(3,213,991)	(3,215,428)
Goldman Sachs & Co. LLC	3.86	1/2/2026	1/9/2026	(3,144,469)	(3,146,025)
Goldman Sachs & Co. LLC	3.86	1/2/2026	1/9/2026	(3,343,927)	(3,345,305)
Goldman Sachs & Co. LLC	3.86	1/2/2026	1/9/2026	(2,931,394)	(2,932,708)
Goldman Sachs & Co. LLC	3.86	1/2/2026	1/9/2026	(3,686,161)	(3,687,533)
Goldman Sachs & Co. LLC	3.86	1/2/2026	1/9/2026	(3,043,571)	(3,044,819)

					$(75,099,307)

(1)	The average amount of borrowings while outstanding for 365 days during the year ended December 31, 2025, was approximately $27,074,000 at a weighted average interest rate of 4.36%.
(2)	Payable for sale-buyback transactions includes $66,234 of deferred price drop on sale-buyback transactions.

	December 31, 2025
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$(4,618,931)	$—	$—	$(4,618,931)
U.S. Treasury Notes	—	(70,480,376)	—	—	(70,480,376)

Total Borrowings	$—	$(75,099,307)	$—	$—	$(75,099,307)

Gross amount of recognized liabilities for sale-buybacks					$(75,099,307)

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of December 31, 2025:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
Goldman Sachs & Co. LLC	$(75,099,307)	$74,988,148	$—	$(111,159)

	$(75,099,307)	$74,988,148	$—	$(111,159)

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$123,761,483
Long-term U.S. government debt securities	16,643,590

$140,405,073

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$123,321,482
Long-term U.S. government debt securities	11,487,176

$134,808,658

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,046,103
Aggregate gross unrealized depreciation	(11,701,449)

Net unrealized depreciation	$(6,655,346)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$183,956,168

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (Cost $177,786,870)	$175,933,182
Cash	244,556
Foreign cash (Cost $185,232)	190,935
Cash held as collateral at broker for futures	202,000
Cash held as collateral at broker for swaps	419,000
Receivable for securities sold	43,984,159
Receivable for forward settling transactions	4,159,172
Receivable for Portfolio shares sold	349,773
Dividends, interest and other receivables	344,053
Variation Margin on Centrally Cleared Swaps	109,313
Due from broker for futures variation margin	34,469
Unrealized appreciation on forward foreign currency contracts	8,905
Other assets	778

Total assets	225,980,295

LIABILITIES
Payable for sale-buyback financing transactions	75,099,307
Payable for securities purchased	52,795,498
Payable for forward settling transactions	12,018,707
Payable for Portfolio shares repurchased	186,410
Options written, at value (Premiums received $72,496)	51,381
Unrealized depreciation on forward foreign currency contracts	35,034
Distribution fees payable – Class IB	18,136
Investment management fees payable	12,842
Administrative fees payable	6,514
Accrued expenses	85,986

Total liabilities	140,309,815

Commitments and contingent liabilities^
NET ASSETS	$85,670,480

Net assets were comprised of:
Paid in capital	$92,974,664
Total distributable earnings (loss)	(7,304,184)

Net assets	$85,670,480

Class IB
Net asset value, offering and redemption price per share, $85,670,480 / 8,032,181 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.67

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Interest (net of $49 foreign withholding tax)	$3,980,879

Total income	3,980,879

EXPENSES
Interest expense	1,212,002
Investment management fees	411,555
Distribution fees – Class IB	205,777
Professional fees	93,492
Administrative fees	74,548
Custodian fees	73,000
Printing and mailing expenses	17,224
Trustees’ fees	2,773
Miscellaneous	21,856

Gross expenses	2,112,227
Less: Waiver from investment manager	(282,819)

Net expenses	1,829,408

NET INVESTMENT INCOME (LOSS)	2,151,471

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	1,443,243
Futures contracts	(31,789)
Forward foreign currency contracts	(185,603)
Foreign currency transactions	8,980
Swaps	(96,769)
Options written	47,543

Net realized gain (loss)	1,185,605

Change in unrealized appreciation (depreciation) on:
Investments in securities	2,516,648
Futures contracts	(144,796)
Forward foreign currency contracts	(166,220)
Foreign currency translations	(16,005)
Options written	(8,518)
Swaps	613,966

Net change in unrealized appreciation (depreciation)	2,795,075

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,980,680

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,132,151

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,151,471	$1,281,545
Net realized gain (loss)	1,185,605	367,880
Net change in unrealized appreciation (depreciation)	2,795,075	(143,745)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,132,151	1,505,680

Distributions to shareholders:
Class IB	(1,656,477)	(5,090,112)

Tax return of capital:
Class IB	(988,439)	(888,724)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,553,341 and 1,060,060 shares, respectively ]	16,614,546	11,440,889
Capital shares issued in reinvestment of dividends and distributions [ 248,581 and 565,807 shares, respectively ]	2,644,916	5,978,836
Capital shares repurchased [ (1,388,658) and (1,425,913) shares, respectively ]	(14,804,187)	(15,426,307)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,455,275	1,993,418

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,942,510	(2,479,738)
NET ASSETS:
Beginning of year	77,727,970	80,207,708

End of year	$85,670,480	$77,727,970

See Notes to Financial Statements.

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STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2025

INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase/(decrease) in net assets from operations	$6,132,151
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided (used) by operating activities:
Purchase of investments in securities	(401,136,463)
Proceeds from disposition of investment securities	372,592,950
Increase in payable for forward settling transactions	4,261,664
Increase in receivable for forward settling transactions	(4,159,172)
Change in unrealized (appreciation) depreciation on investments in securities	(2,516,648)
Change in unrealized (appreciation) depreciation on options written	8,518
Change in unrealized (appreciation) depreciation on forward foreign currency contracts	166,220
Net realized (gain) loss on investments in securities	(1,443,243)
Net amortization (accretion) of income	(2,159,581)
Decrease in due from broker for futures variation margin	12,214
Increase in investment management fees payable	3,995
Increase in distribution fees payable—Class IB	1,610
Increase in administrative fees payable	503
Increase in other assets	(285)
Decrease in accrued expenses	(6,311)
Increase in dividends, interest and other receivables	(18,650)
Decrease in premiums received on options written	(23,684)
Increase in receivable for variation margin on centrally cleared swaps	(59,418)
Decrease in payable for return of cash collateral on forward foreign currency contracts	(60,000)

Net cash provided (used) by operating activities	(28,403,630)

Cash flows provided (used) by financing activities:
Proceeds from shares sold	16,293,321
Payment for shares repurchased	(14,811,245)
Proceeds from sale-buyback transactions	677,881,258
Payments on sale-buyback transactions	(678,864,061)
Increase in payable for sale-buyback financing transactions	27,717,052

Net cash provided (used) by financing activities	28,216,325

Net increase/(decrease) in cash	(187,305)

Cash, foreign cash and restricted cash:
Beginning of the year	1,243,796

End of the year	$1,056,491

Supplemental disclosure of cash flow information:

For the year ended December 31, 2025, the Portfolio paid $1,212,002 in interest expense and had reinvestments of dividends and distributions in the amount of $2,644,916.

Reconciliation of cash and restricted cash to the Statement of Assets and Liabilities:

	Year Ended December 31, 2025	Year Ended December 31, 2024
Cash	$244,556	$307,810
Foreign cash	190,935	166,986
Cash held as collateral at broker for futures	202,000	385,000
Cash held as collateral at broker for centrally cleared swaps	419,000	384,000

Total cash, foreign cash and restricted cash shown in the statement of cash flows	$1,056,491	$1,243,796

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$10.20		$10.81		$10.72		$12.90		$13.14

Income (loss) from investment operations:
Net investment income (loss) (e)	0.28		0.18		0.23		0.65		0.47
Net realized and unrealized gain (loss)	0.53		0.04		0.14		(2.11)		0.21

Total from investment operations	0.81		0.22		0.37		(1.46)		0.68

Less distributions:
Dividends from net investment income	(0.22)		(0.28)		(0.03)		(0.72)		(0.50)
Distributions from net realized gains	—		(0.43)		(0.25)		—		(0.42)
Tax return of capital	(0.12)		(0.12)		—		—		—

Total dividends and distributions	(0.34)		(0.83)		(0.28)		(0.72)		(0.92)

Net asset value, end of year	$10.67		$10.20		$10.81		$10.72		$12.90

Total return	7.95%		1.91%		3.53%		(11.38)%		5.37%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$85,670		$77,728		$80,208		$82,187		$95,587
Ratio of expenses to average net assets:
After waivers (f)(g)	2.22	%(j)	2.53	%(k)	2.26	%(m)	1.25	%(n)	0.77	%(o)
Before waivers (f)(g)	2.57%		2.88%		2.60%		1.58%		1.08%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.61%		1.63%		2.16%		5.41%		3.51%
Before waivers (f)	2.27%		1.27%		1.81%		5.08%		3.21%
Portfolio turnover rate ^	117%		122%		44%		59%		119%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 1.47%, 1.78%, 1.51%, 0.50% and 0.02% for the years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 2.22% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 2.53% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 2.26% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.77% for Class IB.

See Notes to Financial Statements.

1114

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (10.8%)
Accredited Mortgage Loan Trust,
Series 2006-2 A4 4.106%, 9/25/36 (l)		$17,169	$17,102
American Airlines Pass-Through Trust,
Series 2016-3 A 3.250%, 10/15/28		114,632	108,779
Series 2016-3 AA 3.000%, 10/15/28		172,104	166,182
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-R9 M1 4.551%, 11/25/35 (l)		36,582	36,378
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1 A 5.434%, 1/15/37 (l)§		323,155	323,155
Ares European CLO XIV DAC,
Series 14A AR 3.040%, 10/21/34 (l)§	EUR	326,880	384,216
Ares XXVII CLO Ltd.,
Series 2013-2A AR3 5.009%, 10/28/34 (l)§		$700,000	700,225
Argent Securities Trust,
Series 2006-W2 A2B 4.226%, 3/25/36 (l)		200,338	108,533
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2006-M1 A2C 4.146%, 7/25/36 (l)		613,511	160,898
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE7 2A2 4.166%, 8/25/36 (l)		12,263	12,054
Series 2006-HE9 1A2 4.146%, 11/25/36 (l)		95,092	93,618
BlueMountain CLO Ltd.,
Series 2018-3A A1R 5.048%, 10/25/30 (l)§		206,010	206,277
BlueMountain Fuji Eur CLO V DAC,
Series 5A A 2.919%, 1/15/33 (l)§	EUR	562,848	660,859
BMW Vehicle Lease Trust,
Series 2024-1 A3 4.980%, 3/25/27		$275,746	276,591
BRSP Ltd.,
Series 2021-FL1 A 4.996%, 8/19/38 (l)§		291,991	291,633
C-Bass Trust,
Series 2006-CB9 A1 3.966%, 11/25/36 (l)		10,417	4,558
Citigroup Mortgage Loan Trust,
Series 2006-WF2 A1 7.250%, 5/25/36 (e)		94,773	47,152
Crown Point CLO 7 Ltd.,
Series 2018-7A AR 5.114%, 10/20/31 (l)§		90,005	90,021
CWABS Asset-Backed Certificates Trust,
Series 2006-21 2A4 4.306%, 5/25/37 (l)		195,596	186,980
Series 2006-24 1A 4.126%, 6/25/47 (l)		576,712	528,591
Series 2006-3 M2 4.431%, 6/25/36 (l)		606,689	593,945
Elevation CLO Ltd.,
Series 2022-16A A1AR 4.988%, 7/25/34 (l)§		700,000	700,113
EMC Mortgage Loan Trust,
Series 2001-A A 4.586%, 5/25/40 (l)§		1,722	1,717
FHF Issuer Trust,
Series 2024-1A A2 5.690%, 2/15/30 §		226,385	227,269
Series 2024-2A A2 5.890%, 6/15/30 §		339,768	340,815
FHF Trust,
Series 2023-1A A2 6.570%, 6/15/28 §		63,307	63,620
Fremont Home Loan Trust,
Series 2005-D M1 4.461%, 11/25/35 (l)		267,788	245,918
Series 2006-E 2A1 3.966%, 1/25/37 (l)		1,967	877
GoodLeap Sustainable Home Solutions Trust,
Series 2022-2CS A 4.000%, 4/20/49 §		681,995	606,183
Series 2023-3C A 6.500%, 7/20/55 §		394,754	390,028
GreatAmerica Leasing Receivables Funding LLC,
Series 2025-1 A2 4.520%, 10/15/27 §		498,957	500,641
GreenSky Home Improvement Issuer Trust,
Series 2025-1A A3 5.320%, 3/25/60 §		500,000	507,126
Greywolf CLO III Ltd.,
Series 2020-3RA A1R2 5.087%, 4/22/33 (l)§		609,925	610,277
GSAA Trust,
Series 2006-7 AF2 5.995%, 3/25/46 (l)		223,928	79,056
GSAMP Trust,
Series 2006-NC2 A2B 4.026%, 6/25/36 (l)		104,769	56,191
GSPA Monetization Trust, 6.422%, 10/9/29 §		159,026	164,422
Harvest CLO XVI DAC,
Series 16A AR3 3.336%, 10/15/38 (l)§	EUR	1,100,000	1,290,409
Home Equity Loan Trust,
Series 2007-FRE1 2AV3 4.076%, 4/25/37 (l)		$165,685	162,245
JetBlue Pass-Through Trust,
Series 2020-1 A 4.000%, 11/15/32		605,534	570,948
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1 M1 2.664%, 10/25/35 (l)		26,107	25,867
Series 2006-FRE1 M1 4.431%, 5/25/35 (l)		17,780	17,691
JP Morgan Mortgage Acquisition Trust,
Series 2007-CH3 A5 4.106%, 3/25/37 (l)		18,613	18,505
Lehman XS Trust,
Series 2006-8 2A1 4.206%, 6/25/36 (l)		6,839	8,321

See Notes to Financial Statements.

1115

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Madison Park Funding XLIX Ltd.,
Series 2021-49A AR 4.934%, 10/19/34 (l)§	$800,000	$799,801
Madison Park Funding XLVI Ltd.,
Series 2020-46A ARR 4.905%, 10/15/34 (l)§	700,000	699,173
Madison Park Funding XXXVI Ltd.,
Series 2019-36A A1RR 4.965%, 4/15/35 (l)§	700,000	699,245
MASTR Asset-Backed Securities Trust,
Series 2006-FRE2 A5 4.326%, 3/25/36 (l)	131,631	76,788
MF1 LLC,
Series 2025-FL17 A 5.054%, 2/18/40 (l)§	500,000	499,063
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE5 A2D 4.346%, 8/25/36 (l)	403,407	190,447
Series 2006-WMC2 A2C 4.146%, 7/25/36 (l)	222,079	78,997
Mosaic Solar Loan Trust,
Series 2022-1A A 2.640%, 1/20/53 §	949,923	810,405
Series 2023-3A A 5.910%, 11/20/53 §	129,574	127,636
Newcastle Mortgage Securities Trust,
Series 2006-1 M5 4.566%, 3/25/36 (l)	900,000	889,784
NovaStar Mortgage Funding Trust,
Series 2006-5 A2D 4.326%, 11/25/36 (l)	94,314	26,292
Ocean Trails CLO XI,
Series 2021-11A AR 4.914%, 7/20/34 (l)§	700,000	698,474
Option One Mortgage Loan Trust,
Series 2006-3 2A3 4.126%, 2/25/37 (l)	1,044,100	500,880
Series 2007-5 1A1 4.066%, 5/25/37 (l)	292,570	175,673
Series 2007-CP1 1A1 3.986%, 3/25/37 (l)	123,765	111,374
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-4 M2 4.536%, 11/25/35 (l)	222,697	212,667
Pikes Peak CLO 4,
Series 2019-4A ARR 5.115%, 7/15/34 (l)§	700,000	700,691
Post Road Equipment Finance LLC,
Series 2025-1A A2 4.900%, 5/15/31§	737,026	740,654
RASC Trust,
Series 2005-EMX5 A3 4.506%, 12/25/35 (l)	80,190	69,595
Series 2006-EMX2 M1 4.446%, 2/25/36 (l)	82,901	81,683
RCKT Mortgage Trust,
Series 2025-CES9 A1A 4.795%, 9/25/55(e)§	289,504	288,801
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A 5.046%, 11/25/36 (l)§	87,415	87,394
Regatta XVI Funding Ltd.,
Series 2019-2A A1R 5.105%, 1/15/33 (l)§	605,482	606,441
Renaissance Home Equity Loan Trust,
Series 2006-4 AF2 5.285%, 1/25/37 (e)	544,629	157,783
Sandstone Peak Ltd.,
Series 2021-1A A1R 5.185%, 10/15/34 (l)§	700,000	700,229
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5 A2A 4.106%, 5/25/37 (l)	25,438	19,411
SG Mortgage Securities Trust,
Series 2006-FRE1 A2C 4.386%, 2/25/36 (l)	61,190	31,134
SMB Private Education Loan Trust,
Series 2024-A A1A 5.240%, 3/15/56 §	392,389	400,390
Soundview Home Loan Trust,
Series 2007-OPT5 1A1 4.746%, 10/25/37 (l)	462,808	361,969
Series 2007-WMC1 3A1 4.066%, 2/25/37 (l)	68,454	17,525
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC5 A2D 4.146%, 11/25/37 (l)	469,288	258,540
Stonepeak ABS,
Series 2021-1A AA 2.301%, 2/28/33 §	229,137	223,676
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-GEL2 A3 4.746%, 5/25/37 (l)§	86,806	85,249
STWD Ltd.,
Series 2021-FL2 A 5.049%, 4/18/38 (l)§	335,183	335,201
Series 2022-FL3 A 5.334%, 11/15/38 (l)§	290,063	289,167
Sunnova Helios XI Issuer LLC,
Series 2023-A A 5.300%, 5/20/50 §	517,505	472,815
Sunnova Sol IV Issuer LLC,
Series 2022-A A 2.790%, 2/22/49 §	1,388,356	1,145,129
Sunrun Demeter Issuer LLC,
Series 2021-2A A 2.270%, 1/30/57 §	632,654	578,234
Tesla Sustainable Energy Trust,
Series 2024-1A A2 5.080%, 6/21/50 §	396,243	397,844
Toyota Auto Receivables Owner Trust,
Series 2024-B A3 5.330%, 1/16/29	298,203	301,434
Trinitas CLO XIX Ltd.,
Series 2022-19A A1R 4.994%, 10/20/33 (l)§	598,155	598,218
United Airlines Pass-Through Trust,
Series 2016-2 AA 2.875%, 10/7/28	481,771	460,749
Series 2020-1 A 5.875%, 10/15/27	340,058	347,737
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2 2A3 4.346%, 4/25/37 (l)	193,230	66,234

See Notes to Financial Statements.

1116

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
Wind River CLO Ltd.,
Series 2021-2A A1R 4.994%, 7/20/34 (l)§		$300,000	$299,772

Total Asset-Backed Securities			28,306,384

Collateralized Mortgage Obligations (2.2%)
Alba plc,
Series 2007-1 A3
4.018%, 3/17/39 (l)(m)	GBP	177,576	235,244
Alternative Loan Trust,
Series 2005-32T1 A3 4.846%, 8/25/35 (l)		$85,582	44,621
Series 2006-45T1 1A16 6.000%, 2/25/37		227,788	86,107
Series 2006-OA11 A1B 4.226%, 9/25/46 (l)		201,984	199,468
Series 2006-OA12 A1B 4.228%, 9/20/46 (l)		34,687	36,139
Series 2006-OA3 1A1 4.246%, 5/25/36 (l)		24,226	21,206
American Home Mortgage Assets Trust,
Series 2006-5 6.700%, 6/25/36 (e)		476,974	64,166
Banc of America Funding Trust,
Series 2005-D A1 5.301%, 5/25/35 (l)		3,414	3,206
Series 2007-2 1A2 6.000%, 3/25/37		48,149	37,324
Banc of America Mortgage Trust,
Series 2003-D 2A4 7.022%, 5/25/33 (l)		31	30
BCAP LLC Trust,
Series 2007-AA2 12A1 4.266%, 5/25/47 (l)		40,717	39,660
Series 2011-RR5 12A1 4.459%, 3/26/37 (e)§		5,146	5,131
Bear Stearns ALT-A Trust,
Series 2005-4 23A1 5.406%, 5/25/35 (l)		10,348	9,919
Series 2005-7 22A1 4.791%, 9/25/35 (l)		15,658	8,322
Series 2006-3 35A1 4.714%, 5/25/36 (l)		45,850	21,559
Bear Stearns ARM Trust,
Series 2002-11 1A1 6.125%, 2/25/33 (l)		8	9
Series 2003-1 6A1 6.373%, 4/25/33 (l)		492	495
Series 2003-8 2A1 5.734%, 1/25/34 (l)		3,220	3,077
Series 2004-1 12A5 5.251%, 4/25/34 (l)		6,523	5,827
Series 2004-10 22A1 5.125%, 1/25/35 (l)		2,906	2,605
Series 2004-10 23A1 4.750%, 1/25/35 (l)		953	904
Series 2004-3 1A1 4.829%, 7/25/34 (l)		6,200	5,818
Series 2004-8 2A1 5.507%, 11/25/34 (l)		13,572	12,617
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1 5.000%, 1/26/36 (l)		18,726	13,048
Series 2007-R6 2A1 3.944%, 12/26/46 (l)		19,191	15,082
Chase Mortgage Finance Trust,
Series 2005-A2 3A5 4.391%, 1/25/36 (l)		23,573	21,210
CHL Mortgage Pass-Through Trust,
Series 2004-22 A3 4.796%, 11/25/34 (l)		10,836	10,403
Series 2004-HYB9 1A1 5.087%, 2/20/35 (l)		1,466	1,461
Series 2005-HYB9 3A2A 6.224%, 2/20/36 (l)		1,317	1,173
Citigroup Mortgage Loan Trust,
Series 2005-11 A2A 6.480%, 10/25/35 (l)		1,386	1,418
Series 2009-7 5A2 5.500%, 12/25/35 §		53,336	25,347
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4 4.442%, 5/25/35 (l)		3,987	3,838
Series 2005-6 A2 6.190%, 9/25/35 (l)		21,315	21,303
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR2 A1 4.146%, 3/25/37 (l)		81,694	78,283
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1 1A1 4.346%, 2/25/35 (l)		2,028	2,007
FHLMC,
Series 2248 FB 4.598%, 9/15/30 (l)		22	22
Series 3360 FC 4.818%, 5/15/37 (l)		2,805	2,811
Series 4989 FA 4.673%, 8/15/40 (l)		149,057	146,594
Series 4989 FB 4.673%, 10/15/40 (l)		108,815	106,962
Series 5560 FB 4.874%, 6/25/55 (l)		442,508	445,180
FHLMC Structured Pass-Through Certificates,
Series T-63 1A1 5.229%, 2/25/45 (l)		2,233	2,177
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA6 3A1 4.572%, 8/25/35 (l)		27,705	22,767
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4 2A1 4.697%, 10/25/35 (l)		16,815	15,245
FNMA,
Series 2003-25 KP 5.000%, 4/25/33		4,200	4,210
Series 2004-W2 5AF 4.339%, 3/25/44 (l)		3,155	3,146
Series 2005-79 NF 4.399%, 9/25/35 (l)		3,017	2,998
Series 2006-118 A1 4.246%, 12/25/36 (l)		2,271	2,220
Series 2006-5 3A2 6.309%, 5/25/35 (l)		1,279	1,310

See Notes to Financial Statements.

1117

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
Series 2007-42 AF 4.239%, 5/25/37 (l)		$321	$317
Series 2007-73 A1 4.109%, 7/25/37 (l)		5,049	4,956
Series 2015-58 AI 1.937%, 8/25/55 IO (l)		114,380	6,297
Series 2025-83 FA 4.974%, 10/25/55 (l)		490,274	491,949
GNMA,
Series 2015-H18 FB 4.714%, 7/20/65 (l)		85,379	85,448
Series 2015-H19 FK 4.714%, 8/20/65 (l)		74,164	74,208
Series 2016-H02 FH 5.114%, 1/20/66 (l)		31,783	31,962
Series 2016-H14 FA 4.914%, 6/20/66 (l)		34,181	34,303
Series 2016-H17 FC 4.944%, 8/20/66 (l)		127,088	127,624
Series 2016-H17 FM 4.564%, 8/20/66 (l)		413	411
Series 2016-H20 PT 7.132%, 9/20/66 (l)		162,476	166,857
Series 2016-H22 FA 4.884%, 10/20/66 (l)		65,475	65,689
Series 2017-H10 FB 5.592%, 4/20/67 (l)		130,450	131,997
Series 2018-38 WF 4.287%, 10/20/43 (l)		110,208	106,942
Series 2023-H02 FA 4.818%, 1/20/73 (l)		290,683	292,987
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 4.951%, 9/25/35 (l)		12,282	11,761
Series 2005-AR7 6A1 4.125%, 11/25/35 (l)		3,740	3,257
HarborView Mortgage Loan Trust,
Series 2005-12 2A12 5.346%, 10/19/35 (l)		45,003	32,583
Series 2005-14 4A1A 4.802%, 12/19/35 (l)		54,795	25,855
Series 2005-2 2A1A 4.286%, 5/19/35 (l)		5,284	5,150
Series 2005-4 3A1 4.741%, 7/19/35 (l)		20,081	14,896
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR35 2A1A 4.186%, 1/25/37 (l)		40,536	36,949
Series 2006-AR9 2A1 3.556%, 6/25/36 (l)		158,746	107,782
JP Morgan Mortgage Trust,
Series 2005-S3 1A2 5.750%, 1/25/36		10,397	4,527
Series 2006-A3 6A1 4.951%, 8/25/34 (l)		11,604	11,601
Series 2006-A6 1A4L 4.263%, 10/25/36 (l)		41,051	29,261
Landmark Mortgage Securities No. 3 plc,
Series 3 A 4.153%, 4/17/44 (l)(m)	GBP	332,621	437,354
Merrill Lynch Mortgage Investors Trust,
Series 2005-1 2A5 5.011%, 4/25/35 (l)		$21,978	19,982
Morgan Stanley Mortgage Loan Trust,
Series 2005-3AR 3A 5.144%, 7/25/35 (l)		34,125	27,456
MortgageIT Trust,
Series 2005-5 A2 4.466%, 12/25/35 (l)		17,163	17,254
Prime Mortgage Trust,
Series 2004-CL1 1A2 4.246%, 2/25/34 (l)		435	414
Series 2006-CL1 A1 4.346%, 2/25/35 (l)		6,244	6,237
RALI Trust,
Series 2005-QA13 2A1 5.225%, 12/25/35 (l)		6,399	5,625
Series 2006-QS12 1A1 6.500%, 9/25/36		134,838	52,657
Series 2006-QS13 1A10 6.000%, 9/25/36		8,477	6,827
Series 2007-QA3 A1 4.046%, 5/25/37 (l)		146,056	134,948
Residential Asset Securitization Trust,
Series 2005-A11 1A1 4.296%, 10/25/35 (l)		31,334	17,998
RFMSI Trust,
Series 2007-S6 1A11 6.000%, 6/25/37		44,097	34,990
STARM Mortgage Loan Trust,
Series 2007-1 2A1 5.860%, 2/25/37 (l)		19,510	16,695
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 1A1 4.246%, 4/25/47 (l)		23,687	19,744
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A3 4.346%, 7/19/35 (l)		10,476	10,379
Series 2006-AR6 1A3 4.226%, 7/25/46 (l)		524,717	426,356
Structured Asset Mortgage Investments Trust,
Series 2002-AR3 A1 4.506%, 9/19/32 (l)		122	116
Thornburg Mortgage Securities Trust,
Series 2007-1 A2B 5.463%, 3/25/37 (l)		19,383	13,726
Series 2007-3 3A1 5.413%, 6/25/47 (l)		62,709	55,166
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR13 A1A1 4.426%, 10/25/45 (l)		1,837	1,786
Series 2005-AR6 1A1A 4.346%, 2/25/45 (l)		158,894	154,066
Series 2006-AR16 3A3 4.140%, 12/25/36 (l)		9,229	8,299
Series 2007-HY5 2A1 3.410%, 5/25/37 (l)		63,415	52,268
Series 2007-HY7 4A2 4.651%, 7/25/37 (l)		35,269	32,127
Warwick Finance Residential Mortgages Number Three plc,
Series 3A A 4.677%, 12/21/49 (l)§	GBP	192,404	259,342
Series 3A B 5.377%, 12/21/49 (l)§		100,000	135,876

See Notes to Financial Statements.

1118

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR16 A1 6.729%, 10/25/36 (l)	$270,450	$255,326

Total Collateralized Mortgage Obligations		5,902,252

Commercial Mortgage-Backed Securities (4.4%)
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 A5 2.756%, 5/15/53 §	600,000	563,411
Benchmark Mortgage Trust,
Series 2019-B9 A5 4.016%, 3/15/52	800,000	787,788
CFCRE Commercial Mortgage Trust,
Series 2016-C7 ASB 3.644%, 12/10/54	48,238	48,105
Commercial Mortgage Trust,
Series 2018-COR3 A3 4.228%, 5/10/51	700,000	687,097
DC Office Trust,
Series 2019-MTC A 2.965%, 9/15/45 §	1,300,000	1,181,359
DOLP Trust,
Series 2021-NYC A 2.956%, 5/10/41 §	1,000,000	899,374
FNMA ACES,
Series 2020-M33 X2 2.242%, 1/25/31 IO (l)	1,840,981	89,223
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A 2.856%, 5/10/34 §	339,416	294,028
GS Mortgage Securities Trust,
Series 2016-GS3 WMB 3.602%, 10/10/49 (l)§	100,000	91,319
Hilton USA Trust,
Series 2016-SFP A 2.828%, 11/5/35 §	600,000	534,735
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2021-NYAH A 4.875%, 6/15/38 (l)§	700,000	681,147
Morgan Stanley Capital I Trust,
Series 2020-CNP A 2.428%, 4/5/42 (l)§	800,000	709,600
MSSG Trust,
Series 2017-237P A 3.397%, 9/13/39 §	700,000	668,737
New Orleans Hotel Trust,
Series 2019-HNLA A 4.787%, 4/15/32 (l)§	500,000	499,202
NYO Commercial Mortgage Trust,
Series 2021-1290 A 4.960%, 11/15/38 (l)§	400,000	399,274
ONE Mortgage Trust,
Series 2021-PARK A 4.564%, 3/15/36 (l)§	700,000	697,076
STWD Mortgage Trust,
Series 2021-LIH A 4.723%, 11/15/36 (l)§	1,200,000	1,197,777
Wells Fargo Commercial Mortgage Trust,
Series 2018-C48 A5 4.302%, 1/15/52	800,000	801,580
Worldwide Plaza Trust,
Series 2017-WWP A 3.526%, 11/10/36 §	900,000	717,444

Total Commercial Mortgage-Backed Securities		11,548,276

Corporate Bonds (29.1%)
Communication Services (0.4%)
Media (0.3%)
Charter Communications Operating LLC
2.250%, 1/15/29	800,000	748,488

Wireless Telecommunication Services (0.1%)
Sprint Spectrum Co. LLC
5.152%, 3/20/28 §	180,000	181,093

Total Communication Services		929,581

Consumer Discretionary (2.1%)
Automobiles (1.5%)
BMW US Capital LLC
4.750%, 3/21/28 §	200,000	202,359
Mercedes-Benz Finance North America LLC
4.800%, 3/30/26 §	600,000	601,187
4.900%, 11/15/27 §	200,000	203,473
Nissan Motor Acceptance Co. LLC
1.850%, 9/16/26 §	800,000	779,424
2.750%, 3/9/28 §	800,000	756,584
Nissan Motor Co. Ltd.
4.810%, 9/17/30 §	800,000	751,448
Volkswagen Group of America Finance LLC
4.550%, 9/11/28 §	600,000	602,986

		3,897,461

Hotels, Restaurants & Leisure (0.6%)
Choice Hotels International, Inc. 3.700%, 12/1/29	700,000	681,115
Expedia Group, Inc. 3.250%, 2/15/30	500,000	479,663
Marriott International, Inc. 4.500%, 10/15/31	500,000	501,237

		1,662,015

Total Consumer Discretionary		5,559,476

Consumer Staples (0.6%)
Food Products (0.4%)
JDE Peet’s NV 2.250%, 9/24/31 §	400,000	348,004
Mondelez International, Inc. 4.625%, 7/3/31	CAD 700,000	527,776

		875,780

Personal Care Products (0.2%)
Coty, Inc. 4.500%, 5/15/27 §	EUR 500,000	595,315

Total Consumer Staples		1,471,095

Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)

See Notes to Financial Statements.

1119

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
ONEOK Partners LP 6.850%, 10/15/37		$800,000	$885,418

Total Energy			885,418

Financials (11.2%)
Banks (5.7%)
Bank of America Corp. (SOFR + 1.99%), 6.204%, 11/10/28 (k)		600,000	623,223
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32 (k)		700,000	637,314
BNP Paribas SA
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.35%), 4.847%, 7/17/27 (k)(m)	AUD	800,000	535,232
3.500%, 11/16/27 §		$300,000	296,804
BPCE SA
(SOFR + 2.27%), 6.714%, 10/19/29 (k)§		500,000	530,165
HSBC Holdings plc
(SOFR + 1.29%), 5.130%, 3/3/31 (k)		500,000	512,476
ING Groep NV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.51%), 4.875%, 5/16/29 (k)(m)(y)		300,000	290,376
(United States SOFR Compounded Index + 1.23%), 5.066%, 3/25/31 (k)		600,000	615,045
JPMorgan Chase & Co.
(SOFR + 1.33%), 6.070%, 10/22/27 (k)		500,000	507,919
(SOFR + 0.93%), 4.979%, 7/22/28 (k)		500,000	506,879
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30(k)		900,000	853,877
Lloyds Bank plc
0.000%, 4/2/32 (e)(m)		600,000	447,936
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.462%, 1/5/28 (k)		400,000	405,270
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.778%, 7/6/29 (k)		300,000	311,354
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.382%, 7/10/30 (k)		500,000	517,043
Morgan Stanley Bank NA
(SOFR + 0.87%), 5.504%, 5/26/28 (k)		500,000	509,946
Nederlandse Waterschapsbank NV
4.000%, 6/1/28§		400,000	402,782
Norinchukin Bank (The)
5.430%, 3/9/28 §		600,000	613,649
5.094%, 10/16/29 §		500,000	509,892
Royal Bank of Canada
4.900%, 1/12/28		300,000	305,762
Santander Holdings USA, Inc.
(SOFR + 2.36%), 6.499%, 3/9/29 (k)		500,000	521,134
(SOFR + 1.88%), 5.741%, 3/20/31(k)		400,000	411,635
Santander UK Group Holdings plc
(SOFR + 1.48%), 2.896%, 3/15/32 (k)		700,000	642,040
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.447%, 1/12/27 (k)§		300,000	300,157
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.005%, 10/15/30 (k)§		500,000	509,115
Sumitomo Mitsui Financial Group, Inc.
5.464%, 1/13/26		300,000	300,138
Sumitomo Mitsui Trust Bank Ltd.
2.800%, 3/10/27 §		1,600,000	1,578,873
5.500%, 3/9/28 §		300,000	308,963
Toronto-Dominion Bank (The)
4.109%, 10/13/28		400,000	400,752

			14,905,751

Capital Markets (3.4%)
Brookfield Finance I UK plc
2.340%, 1/30/32		700,000	613,219
Goldman Sachs Bank USA
(SOFR + 0.75%), 4.536%, 5/21/27 (k)		500,000	500,256
Goldman Sachs Group, Inc. (The)
(SOFR + 1.27%), 5.727%, 4/25/30 (k)		500,000	522,504
(SOFR + 1.21%), 5.049%, 7/23/30 (k)		500,000	512,592
(SOFR + 1.14%), 4.692%, 10/23/30 (k)		500,000	506,862
HAT Holdings I LLC
3.375%, 6/15/26 §		86,000	85,448
8.000%, 6/15/27 §		216,000	224,218
Intercontinental Exchange, Inc.
3.950%, 12/1/28		200,000	200,499
4.200%, 3/15/31		100,000	100,004
Lazard Group LLC
4.500%, 9/19/28		700,000	704,457
LPL Holdings, Inc.
5.200%, 3/15/30		500,000	511,915
Morgan Stanley
(SOFR + 1.02%), 4.923%, 4/13/28 (k)		500,000	501,174
(SOFR + 1.01%), 5.652%, 4/13/28 (k)		500,000	509,934

See Notes to Financial Statements.

1120

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
(SOFR + 1.26%), 5.656%, 4/18/30 (k)		$500,000	$521,305
(SOFR + 1.10%), 4.654%, 10/18/30 (k)		500,000	505,834
Stifel Financial Corp.
4.000%, 5/15/30		900,000	877,831
UBS Group AG
4.125%, 4/15/26 §		600,000	600,146
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.711%, 1/12/27 (k)§		500,000	500,187
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.703%, 8/5/27 (k)§		200,000	200,674
(SOFR + 3.73%), 4.194%, 4/1/31 (k)§		300,000	297,063

			8,996,122

Consumer Finance (0.5%)
Ally Financial, Inc.
2.200%, 11/2/28		1,500,000	1,413,125

Financial Services (0.9%)
BNG Bank NV
4.750%, 2/1/30 §		600,000	621,157
Global Payments, Inc.
2.900%, 5/15/30		700,000	648,423
HA Sustainable Infrastructure Capital, Inc.
6.150%, 1/15/31		500,000	514,845
Nationwide Building Society
(SOFR + 1.91%), 6.557%, 10/18/27 (k)§		500,000	509,319

			2,293,744

Insurance (0.7%)
First American Financial Corp.
4.000%, 5/15/30		700,000	677,112
Manulife Financial Corp.
3.703%, 3/16/32		1,100,000	1,053,759

			1,730,871

Total Financials			29,339,613

Health Care (0.2%)
Pharmaceuticals (0.2%)
Bayer US Finance II LLC
4.375%, 12/15/28§		600,000	600,625

Total Health Care			600,625

Industrials (0.5%)
Machinery (0.1%)
Weir Group, Inc.
5.350%, 5/6/30 §		300,000	308,397

Marine Transportation (0.4%)
AP Moller - Maersk A/S
4.500%, 6/20/29 §		700,000	707,165
5.875%, 9/14/33 §		300,000	319,820

			1,026,985

Total Industrials			1,335,382

Information Technology (2.4%)
IT Services (1.2%)
Beignet Investor LLC 6.581%, 5/30/49 §		2,900,000	3,059,500

Semiconductors & Semiconductor Equipment (0.8%)
Broadcom, Inc. 3.137%, 11/15/35 §		115,000	99,145
NXP BV
5.350%, 3/1/26		500,000	499,860
5.000%, 1/15/33		1,400,000	1,421,816

			2,020,821

Software (0.4%)
Oracle Corp. 4.450%, 9/26/30		600,000	586,745
VMware LLC 4.700%, 5/15/30		500,000	507,891

			1,094,636

Total Information Technology			6,174,957

Materials (0.5%)
Containers & Packaging (0.5%)
Smurfit Kappa Treasury ULC
5.200%, 1/15/30		600,000	618,738
Smurfit Westrock Financing DAC
5.418%, 1/15/35		400,000	411,527
5.185%, 1/15/36		300,000	302,389

Total Materials			1,332,654

Real Estate (3.9%)
Diversified REITs (0.4%)
Digital Dutch Finco BV (REIT)
1.000%, 1/15/32(m)	EUR	1,200,000	1,205,772

Health Care REITs (0.1%)
Ventas Realty LP (REIT)
3.250%, 10/15/26		$200,000	198,576

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts LP (REIT)
Series J 2.900%, 12/15/31		300,000	270,958

Industrial REITs (0.4%)
Goodman US Finance Three LLC (REIT)
3.700%, 3/15/28§		500,000	494,614
Prologis LP (REIT)
4.200%, 2/15/33	CAD	700,000	513,183

			1,007,797

Office REITs (0.8%)
COPT Defense Properties LP (REIT)
2.250%, 3/15/26		$800,000	797,060
Highwoods Realty LP (REIT)
4.125%, 3/15/28		100,000	99,020
Kilroy Realty LP (REIT)
2.500%, 11/15/32		1,550,000	1,292,503

			2,188,583

Real Estate Management & Development (0.2%)
Jones Lang LaSalle, Inc.
6.875%, 12/1/28		400,000	427,779

See Notes to Financial Statements.

1121

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
Residential REITs (0.3%)
Mid-America Apartments LP (REIT)
2.750%, 3/15/30		$400,000	$378,325
Store Capital LLC (REIT)
2.700%, 12/1/31		500,000	441,310

			819,635

Specialized REITs (1.6%)
American Tower Corp. (REIT)
1.875%, 10/15/30		400,000	356,698
EPR Properties (REIT)
3.600%, 11/15/31		800,000	740,596
Equinix, Inc. (REIT)
1.550%, 3/15/28		1,000,000	948,103
2.500%, 5/15/31		800,000	724,479
3.900%, 4/15/32		1,200,000	1,151,426
Weyerhaeuser Co. (REIT)
4.750%, 5/15/26		234,000	234,716

			4,156,018

Total Real Estate			10,275,118

Utilities (7.0%)
Electric Utilities (5.0%)
Ameren Missouri Securitization Funding I LLC
Series A-1 4.850%, 10/1/39		674,441	677,768
CenterPoint Energy Houston Electric LLC
5.300%, 4/1/53		300,000	285,941
Edison International
6.250%, 3/15/30		350,000	365,323
Enel Finance International NV
2.125%, 7/12/28 (e)§		2,300,000	2,186,390
Eversource Energy
4.450%, 12/15/30		500,000	497,547
Florida Power & Light Co.
5.050%, 4/1/28		100,000	102,497
NextEra Energy Capital Holdings, Inc.
1.900%, 6/15/28		2,100,000	2,001,461
Northern States Power Co.
2.600%, 6/1/51		872,000	534,144
4.500%, 6/1/52		700,000	595,463
Oncor Electric Delivery Co. LLC
3.500%, 5/15/31 §	EUR	500,000	589,041
Pacific Gas and Electric Co.
5.050%, 10/15/32		$500,000	502,795
6.700%, 4/1/53		1,100,000	1,162,603
Public Service Electric & Gas Co.
3.100%, 3/15/32		1,500,000	1,391,300
RWE Finance US LLC
5.125%, 9/18/35 §		600,000	596,599
SCE Recovery Funding LLC
Series A-1 4.697%, 6/15/40		351,748	349,990
Southern California Edison Co.
5.250%, 3/15/30		500,000	512,655
4.650%, 10/1/43		50,000	42,520
Series C 4.125%, 3/1/48		100,000	75,825
Wisconsin Power & Light Co.
4.950%, 4/1/33		300,000	304,440
5.375%, 3/30/34		400,000	411,338

			13,185,640

Independent Power and Renewable Electricity Producers (0.8%)
AES Corp. (The)
1.375%, 1/15/26		1,400,000	1,398,489
Clearway Energy Operating LLC
3.750%, 2/15/31 §		600,000	559,974

			1,958,463

Multi-Utilities (1.2%)
Abu Dhabi National Energy Co. PJSC
4.750%, 3/9/37 §		500,000	490,315
New York State Electric & Gas Corp.
5.650%, 8/15/28 §		900,000	933,813
5.300%, 8/15/34 §		1,200,000	1,234,370
San Diego Gas & Electric Co.
4.950%, 8/15/28		500,000	512,251

			3,170,749

Total Utilities			18,314,852

Total Corporate Bonds			76,218,771

Foreign Government Securities (5.8%)
Bonos de la Tesoreria
7.300%, 8/12/33 (m)	PEN	2,500,000	848,757
6.850%, 8/12/35 (m)		400,000	128,323
Canada Government Bond
3.000%, 6/1/34	CAD	1,000,000	712,014
3.250%, 12/1/34		344,000	248,761
Commonwealth of Australia
2.750%, 6/21/35 (m)	AUD	1,000,000	567,141
Japan Government Bond
2.000%, 12/20/44	JPY	120,000,000	665,897
2.400%, 3/20/45		67,100,000	396,119
2.300%, 12/20/54		90,000,000	460,779
2.400%, 3/20/55		97,000,000	507,997
2.800%, 6/20/55		60,000,000	342,415
3.200%, 9/20/55		30,000,000	185,460
2.200%, 3/20/64		52,000,000	241,251
Japan International Cooperation Agency
2.750%, 4/27/27		$600,000	590,850
New South Wales Treasury Corp.
1.750%, 3/20/34 (m)	AUD	400,000	206,795
4.750%, 2/20/37 (m)		100,000	62,711
Province of Ontario
3.800%, 12/2/34	CAD	56,000	40,959
Province of Quebec
4.450%, 9/1/34		1,200,000	917,892
Queensland Treasury Corp.
1.500%, 8/20/32 (m)	AUD	400,000	215,437
4.500%, 8/22/35 (m)		100,000	62,474
Republic of Chile
4.850%, 1/22/29		$900,000	919,350
Republic of Peru
6.950%, 8/12/31 (m)	PEN	321,000	106,012
6.950%, 8/12/31 §		81,000	26,751
6.150%, 8/12/32 §		4,400,000	1,411,639
Republic of Philippines
5.500%, 1/17/48		$600,000	600,936

See Notes to Financial Statements.

1122

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
Republic of South Africa
7.000%, 2/28/31	ZAR	6,500,000	$383,754
8.875%, 2/28/35		15,000,000	944,225
6.250%, 3/31/36		1,200,000	61,911
9.000%, 1/31/40		1,510,000	91,450
8.750%, 1/31/44		260,000	15,093
8.750%, 2/28/48		1,200,000	69,852
Romania Government Bond
5.625%, 2/22/36 §	EUR	600,000	695,964
State of Kuwait
4.016%, 10/9/28 §		$200,000	199,996
4.652%, 10/9/35 §		200,000	199,100
Treasury Corp. of Victoria
2.250%, 9/15/33 (m)	AUD	200,000	$109,105
U.K. Treasury Bonds
4.375%, 7/31/54 (m)	GBP	1,071,000	1,265,493
United Mexican States
4.490%, 5/25/32	EUR	500,000	599,834

Total Foreign Government Securities			15,102,497

Mortgage-Backed Securities (41.6%)
FHLMC
4.500%, 4/1/29		$5,235	5,258
6.000%, 1/1/37		20,934	22,079
4.000%, 1/1/41		19,265	18,925
3.500%, 3/1/48		50,991	47,859
FHLMC UMBS
3.500%, 2/1/49		18,520	17,408
3.500%, 7/1/49		43,301	40,697
3.500%, 2/1/50		11,922	11,203
3.500%, 4/1/50		16,836	15,820
3.500%, 6/1/52		868,560	805,296
3.000%, 7/1/52		1,909,936	1,696,085
4.500%, 8/1/52		210,570	206,601
4.000%, 10/1/52		270,951	258,526
4.000%, 11/1/52		386,397	368,678
4.000%, 2/1/53		3,628,728	3,460,052
4.000%, 4/1/53		41,076	39,141
5.000%, 6/1/53		4,962,485	4,975,155
5.000%, 7/1/53		4,765,951	4,778,119
4.500%, 8/1/53		1,603,687	1,572,082
5.500%, 8/1/53		665,536	678,223
4.000%, 11/1/53		378,977	360,413
5.500%, 2/1/54		728,372	740,208
5.500%, 3/1/54		8,358,886	8,494,713
5.500%, 4/1/54		865,207	879,996
5.500%, 5/1/54		46,678	47,407
6.000%, 6/1/54		224,388	230,622
6.000%, 4/1/55		400,941	418,909
5.000%, 7/1/55		715,857	717,014
5.000%, 8/1/55		31,586	31,657
FNMA
6.497%, 5/1/38 (l)		63,171	65,021
FNMA UMBS
4.500%, 1/1/34		7,065	7,104
5.500%, 4/1/34		12,670	13,106
5.500%, 5/1/34		26,943	27,870
2.500%, 2/1/35		269,968	262,547
5.500%, 3/1/38		17,451	18,131
5.000%, 8/1/39		19,570	19,965
4.500%, 12/1/41		5,967	5,972
4.500%, 7/1/44		26,938	26,887
3.500%, 2/1/48		7,864	7,372
3.500%, 11/1/48		9,412	8,824
4.500%, 7/1/52		8,559,592	8,412,303
4.000%, 7/1/53		889,032	847,151
4.500%, 7/1/53		900,679	883,773
5.000%, 7/1/53		591,345	596,042
5.500%, 10/1/53		29,858	30,446
5.500%, 11/1/53		61,262	62,353
5.500%, 12/1/53		690,961	702,404
5.500%, 2/1/54		38,961	39,594
6.000%, 2/1/54		713,341	732,658
5.500%, 3/1/54		36,610	37,205
5.500%, 6/1/54		661,454	674,522
6.000%, 7/1/54		1,453,241	1,492,104
5.000%, 1/1/55		39,739	39,765
FNMA/FHLMC UMBS, 30 Year, Single Family
3.000%, 2/25/56 TBA		7,100,000	6,278,508
3.500%, 2/25/56 TBA		11,200,000	10,323,251
4.000%, 2/25/56 TBA		7,650,000	7,258,535
4.500%, 2/25/56 TBA		400,000	390,406
5.500%, 2/25/56 TBA		21,400,000	21,687,563
6.000%, 2/25/56 TBA		5,930,000	6,085,662
GNMA
3.000%, 7/15/45		4,929	4,472
3.000%, 8/15/45		35,299	32,113
4.500%, 1/20/49		171,411	170,305
5.000%, 1/20/49		2,317	2,354
5.000%, 2/20/49		29,175	29,641
5.000%, 7/20/49		854,566	869,557
3.500%, 11/20/54		552,139	503,241
3.500%, 6/20/55		989,492	900,858
4.000%, 7/20/55		2,782,700	2,629,468
5.000%, 1/15/56 TBA		2,040,000	2,036,175
6.000%, 2/15/56 TBA		3,850,500	3,921,343

Total Mortgage-Backed Securities			109,074,717

Municipal Bonds (1.1%)
California Health Facilities Financing Authority
4.190%, 6/1/37		1,300,000	1,241,899
New York State Urban Development Corp.
1.346%, 3/15/26		800,000	796,076
University of Michigan
3.504%, 4/1/52		900,000	667,827

Total Municipal Bonds			2,705,802

Supranational (0.7%)
European Investment Bank
3.750%, 2/14/33		500,000	492,338
European Union
2.875%, 10/5/29 (m)		1,000,000	1,191,092
2.500%, 12/4/31 (m)		100,000	115,769
1.250%, 2/4/43 (m)		100,000	81,346

Total Supranational			1,880,545

U.S. Treasury Obligations (17.3%)
U.S. Treasury Bonds
1.375%, 11/15/40		8,600,000	5,602,093
2.250%, 5/15/41		800,000	590,500
4.375%, 5/15/41		908,000	887,286
2.375%, 2/15/42		300,000	221,625
3.250%, 5/15/42		3,300,000	2,762,203

See Notes to Financial Statements.

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December 31, 2025

	Principal Amount		Value (Note 1)
4.000%, 11/15/42		$570,000	$524,311
3.875%, 2/15/43		2,800,000	2,527,875
3.875%, 5/15/43		600,000	540,094
4.375%, 8/15/43		570,000	546,399
3.375%, 5/15/44		900,000	745,313
4.625%, 5/15/44		100,000	98,531
3.125%, 8/15/44		1,800,000	1,430,156
2.875%, 8/15/45		600,000	451,825
4.875%, 8/15/45		2,353,000	2,384,608
2.750%, 8/15/47		300,000	215,152
3.000%, 2/15/48		1,000,000	747,031
3.125%, 5/15/48		100,000	76,242
3.000%, 8/15/48		12,800,000	9,516,966
3.375%, 11/15/48		600,000	476,719
3.000%, 2/15/49		700,000	517,891
2.875%, 5/15/49		1,300,000	936,638
2.250%, 8/15/49		2,360,000	1,486,805
2.375%, 11/15/49		400,000	258,125
2.000%, 2/15/50		1,500,000	883,421
1.375%, 8/15/50		400,000	197,586
1.625%, 11/15/50		1,700,000	896,715
1.875%, 2/15/51		2,450,000	1,375,292
2.375%, 5/15/51		300,000	189,891
2.000%, 8/15/51		2,075,000	1,194,277
1.875%, 11/15/51		625,000	347,168
U.S. Treasury Inflation Linked Bonds
0.625%, 2/15/43 TIPS		1,699,464	1,268,092
1.375%, 2/15/44 TIPS		139,709	117,228
0.750%, 2/15/45 TIPS		691,360	505,146
1.000%, 2/15/46 TIPS		137,418	103,831
0.875%, 2/15/47 TIPS		404,658	292,517
1.000%, 2/15/49 TIPS		129,395	93,367
0.250%, 2/15/50 TIPS		126,647	73,058
0.125%, 2/15/51 TIPS		1,375,693	744,795
0.125%, 2/15/52 TIPS		467,864	247,962
1.500%, 2/15/53 TIPS		766,759	599,341
2.125%, 2/15/54 TIPS		1,273,116	1,147,407
2.375%, 2/15/55 TIPS		206,374	196,356
U.S. Treasury Inflation Linked Notes
1.250%, 4/15/28 TIPS (t)		868,424	865,176
U.S. Treasury Notes
4.250%, 8/15/35		185,000	186,727
U.S. Treasury STRIPS Bonds
0.000%, 8/15/40 STRIPS		300,000	149,042
0.000%, 5/15/41 STRIPS		100,000	47,553
0.000%, 8/15/41 STRIPS		300,000	140,541

Total U.S. Treasury Obligations			45,406,877

Total Long-Term Debt Securities (113.0%)
(Cost $307,446,264)			296,146,121

SHORT-TERM INVESTMENTS:
Commercial Papers (0.6%)
Crown Castle, Inc.
4.20%, 1/20/26 (n)(p)§		700,000	698,369
HCA, Inc.
3.99%, 1/7/26 (n)(p)§		437,000	436,661
4.01%, 1/13/26 (n)(p)§		263,000	262,619

Total Commercial Paper			1,397,649

Foreign Government Treasury Bills (0.1%)
Federative Republic of Brazil
0.00%, 4/1/26 (p)	BRL	1,800,000	317,307

U.S. Government Agency Securities (2.5%)
FHLB
3.52%, 4/15/26 (o)(p)		$3,900,000	3,860,363
3.52%, 4/17/26 (o)(p)		2,400,000	2,375,162
3.52%, 6/12/26 (o)(p)		400,000	393,725

Total U.S. Government Agency Securities			6,629,250

U.S. Treasury Obligations (3.7%)
U.S. Treasury Bills
0.00%, 1/2/26 (p)		143,000	143,000
2.31%, 1/6/26 (p)		700,000	699,730
2.59%, 1/8/26 (p)		300,000	299,827
2.95%, 1/13/26 (p)(v)		300,000	299,681
3.18%, 1/20/26 (p)		900,000	898,410
3.23%, 1/22/26 (p)		2,600,000	2,594,871
3.29%, 1/29/26 (p)		400,000	398,943
3.31%, 2/3/26 (p)		200,000	199,376
3.43%, 2/12/26 (p)		500,000	497,958
3.42%, 2/24/26 (p)		500,000	497,400
3.50%, 4/2/26 (p)		1,200,000	1,189,350
3.50%, 4/28/26 (p)		2,000,000	1,977,287

Total U.S. Treasury Obligations			9,695,833

Total Short-Term Investments (6.9%)
(Cost $18,044,448)			18,040,039

	Number of Contracts		Value (Note 1)
OPTIONS PURCHASED:
Put Options Purchased (0.0%)†
Foreign Exchange Currency Options (0.0%)†
Foreign Exchange USD/KRW 02/24/2026 at USD 1,412.00, American Style Notional Amount: USD 294,000 Counterparty: Barclays Bank plc*		294,000	1,596
Foreign Exchange USD/KRW 02/19/2026 at USD 1,415.00, American Style Notional Amount: USD 446,000 Counterparty: Bank of America*		446,000	2,454
Foreign Exchange USD/KRW 02/27/2026 at USD 1,413.00, American Style Notional Amount: USD 848,000 Counterparty: Bank of America*		848,000	5,043

Total Options Purchased (0.0%)†
(Cost $10,729)			9,093

Total Investments in Securities (119.9%)
(Cost $325,501,441)			314,195,253
Other Assets Less Liabilities (-19.9%)			(52,070,133)

Net Assets (100%)			$262,125,120

*	Non-income producing.
†	Percent shown is less than 0.05%.

See Notes to Financial Statements.

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December 31, 2025

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2025, the market value of these securities amounted to $59,124,239 or 22.6% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2025. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2025.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2025.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025, the market value or fair value, as applicable, of these securities amounted to $8,112,369 or 3.1% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(o)	Discount Note Security. Effective rate calculated as of December 31, 2025.
(p)	Yield to maturity.
(t)	All, or a portion of security held by broker as collateral for centrally cleared swaps, with a total collateral value of $627,201.
(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $71,923.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of December 31, 2025.

Glossary:

ACES	— Alternative Credit Enhancement Securities
ARM	— Adjustable Rate Mortgage
ASX	— Australian Securities Exchange
AUD	— Australian Dollar
BBR	— Bank Bill Rate
BRL	— Brazilian Real
CAD	— Canadian Dollar
CDI	— Interbank Certificate of Deposit
CME	— Chicago Mercantile Exchange
CLO	— Collateralized Loan Obligation
CNY	— Chinese Renminbi
REPO_CORRA	— Canadian Overnight Repo Rate Average
DKK	— Denmark Krone
ESTR	— Euro Short-Term Rate
EUR	— European Currency Unit
EURIBOR	— Euro Interbank Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
IO	— Interest Only
JPY	— Japanese Yen
KRW	— Korean (South) Won
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PEN	— Peruvian Sol
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Over Night Index Average
STRIPS	— Separate Trading of Registered Interest and
Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	— To Be Announced; Security is subject to
delayed delivery
TIPS	— Treasury Inflation Protected Security
TONAR	— Tokyo Over-Night Average Rate
TRY	— Turkish Lira
TWD	— New Taiwan Dollar
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

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December 31, 2025

Futures contracts outstanding as of December 31, 2025 (Note 1):
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	28	3/2026	AUD	2,045,797	4,109
Canada 10 Year Bond	8	3/2026	CAD	704,732	(6,376)
Long Gilt	23	3/2026	GBP	2,832,730	19,016
U.S. Treasury 2 Year Note	5	3/2026	USD	1,043,945	697
U.S. Treasury 5 Year Note	228	3/2026	USD	24,921,469	(2,056)
U.S. Treasury 10 Year Note	310	3/2026	USD	34,855,625	(72,578)

					(57,188)

Short Contracts
Euro-Bund	(14)	3/2026	EUR	(2,098,884)	28,645
U.S. Treasury 10 Year Ultra Note	(25)	3/2026	USD	(2,875,391)	5,827
U.S. Treasury Long Bond	(5)	3/2026	USD	(577,969)	2,962
U.S. Treasury Ultra Bond	(43)	3/2026	USD	(5,074,000)	92,931

					130,365

					73,177

Forward Foreign Currency Contracts outstanding as of December 31, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
TRY	475,988	USD	10,555	Barclays Bank plc	1/13/2026	467
EUR	441,000	USD	514,030	HSBC Bank plc	1/14/2026	4,457
NZD	930,000	USD	534,084	Citibank NA	1/14/2026	1,565
USD	43,917	JPY	6,800,000	Barclays Bank plc	1/14/2026	469
USD	2,543,819	JPY	396,006,633	HSBC Bank plc	1/14/2026	13,579
USD	250,128	JPY	38,945,220	Morgan Stanley	1/14/2026	1,292
TRY	312,157	USD	6,881	Barclays Bank plc	1/22/2026	296
USD	58,903	TWD	1,796,247	Bank of America**	1/22/2026	1,666
USD	206,297	TWD	6,287,066	Citibank NA**	1/22/2026	5,960
TRY	19,660,031	USD	435,414	Barclays Bank plc	1/27/2026	14,780
TRY	9,375,385	USD	207,783	Barclays Bank plc	1/29/2026	6,558
MXN	19,014,371	USD	1,022,333	JPMorgan Chase Bank	1/30/2026	30,968
TRY	1,816,807	USD	40,215	Barclays Bank plc	2/2/2026	1,186
TRY	39,650,225	USD	877,276	Barclays Bank plc	2/3/2026	25,560
TRY	3,977,679	USD	87,616	Barclays Bank plc	2/9/2026	2,570
TRY	9,706,833	USD	212,897	Goldman Sachs Bank USA	2/18/2026	5,815
TRY	10,346,942	USD	226,673	Barclays Bank plc	2/20/2026	6,138
TRY	3,287,826	USD	71,912	Barclays Bank plc	2/25/2026	1,807
USD	5,601	BRL	30,812	Goldman Sachs Bank USA**	3/3/2026	50
TRY	8,513,277	USD	187,113	Barclays Bank plc	3/4/2026	2,835
TRY	3,400,904	USD	74,790	Goldman Sachs Bank USA	3/6/2026	984
TRY	655,633	USD	14,362	Barclays Bank plc	3/11/2026	190
TRY	3,439,503	USD	75,241	Barclays Bank plc	3/12/2026	1,040
TRY	7,055,182	USD	154,178	Barclays Bank plc	3/16/2026	1,808
MXN	235	USD	13	JPMorgan Chase Bank	3/18/2026	—#
USD	75,651	TWD	2,354,647	Citibank NA**	3/18/2026	354
USD	179,828	BRL	1,000,000	Goldman Sachs Bank USA**	4/2/2026	1,122

Total unrealized appreciation						133,516

See Notes to Financial Statements.

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December 31, 2025

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
NZD	1,443,000	USD	835,331	HSBC Bank plc	1/14/2026	(4,210)
USD	490,011	AUD	743,000	Bank of America	1/14/2026	(5,864)
USD	613,853	AUD	925,000	Citibank NA	1/14/2026	(3,488)
USD	51,548	AUD	78,000	HSBC Bank plc	1/14/2026	(509)
USD	2,130,351	AUD	3,260,000	JPMorgan Chase Bank	1/14/2026	(45,359)
USD	2,906,578	CAD	4,090,799	HSBC Bank plc	1/14/2026	(75,117)
USD	43,698	DKK	280,000	Citibank NA	1/14/2026	(381)
USD	1,290,060	EUR	1,099,000	Bank of America	1/14/2026	(2,042)
USD	7,086,849	EUR	6,105,968	HSBC Bank plc	1/14/2026	(91,976)
USD	4,574,224	GBP	3,474,270	Bank of America	1/14/2026	(108,877)
USD	21,697	CNY	152,721	JPMorgan Chase Bank**	1/21/2026	(174)
USD	200,256	ZAR	3,468,854	Barclays Bank plc	1/26/2026	(8,903)
USD	184,884	ZAR	3,187,459	Goldman Sachs Bank USA	1/26/2026	(7,308)
USD	317,931	ZAR	5,455,819	JPMorgan Chase Bank	1/26/2026	(11,034)
USD	5,285	MXN	98,784	HSBC Bank plc	2/25/2026	(174)
BRL	5,651,945	USD	1,020,041	Goldman Sachs Bank USA**	3/3/2026	(1,883)
USD	128,843	PEN	435,348	Citibank NA**	3/12/2026	(366)
USD	153,687	PEN	522,736	Goldman Sachs Bank USA**	3/18/2026	(1,415)
USD	138,863	BRL	800,000	Goldman Sachs Bank USA**	4/2/2026	(4,102)
USD	158,646	PEN	550,059	Citibank NA**	4/10/2026	(4,396)
USD	863,961	PEN	3,080,712	Citibank NA**	5/26/2026	(47,674)
USD	435,913	PEN	1,505,035	Citibank NA**	7/16/2026	(8,562)

Total unrealized depreciation						(433,814)

Net unrealized depreciation						(300,298)

**	Non-deliverable forward.
#	Amount represents less than $0.50.

Written Call Options Contracts as of December 31, 2025 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
U.S. Treasury 10 Year Note	Exchange Traded	14	USD (1,400,000)	USD 113.50	1/23/2026	(1,531)

Written Put Options Contracts as of December 31, 2025 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
Foreign Exchange USD/KRW	Bank of America	446,000	USD (446,000)	USD 1,375.00	2/19/2026	(624)
Foreign Exchange USD/KRW	Bank of America	848,000	USD (848,000)	USD 1,375.00	2/27/2026	(1,502)
Foreign Exchange USD/KRW	Barclays Bank plc	294,000	USD (294,000)	USD 1,372.00	2/24/2026	(424)
U.S. Treasury 10 Year Note	Exchange Traded	8	USD (800,000)	USD 111.50	1/23/2026	(1,000)
U.S. Treasury 10 Year Note	Exchange Traded	6	USD (600,000)	USD 112.00	1/23/2026	(1,594)

						(5,144)

Total Written Options Contracts (Premiums Received ($9,246))						(6,675)

See Notes to Financial Statements.

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December 31, 2025

Written Call Swaption Contracts as of December 31, 2025 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
10 Years, January 2026 @3.55% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD (200,000)	USD 3.55	1/2/2026	—
10 Years, January 2026 @3.58% v.1 Day SOFR	Goldman Sachs Bank USA	100,000	USD (100,000)	USD 3.58	1/12/2026	(14)
10 Years, January 2026 @3.63% v.1 Day SOFR	Morgan Stanley	200,000	USD (200,000)	USD 3.63	1/8/2026	(26)
10 Years, January 2026 @3.64% v.1 Day SOFR	Morgan Stanley	100,000	USD (100,000)	USD 3.64	1/12/2026	(40)
10 Years, January 2026 @3.65% v.1 Day SOFR	Goldman Sachs Bank USA	100,000	USD (100,000)	USD 3.65	1/15/2026	(84)

						(164)

Written Put Swaption Contracts as of December 31, 2025 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
10 Years, January 2026 @3.85% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD (200,000)	USD 3.85	1/2/2026	(7)
10 Years, January 2026 @3.88% v.1 Day SOFR	Goldman Sachs Bank USA	100,000	USD (100,000)	USD 3.88	1/12/2026	(77)
10 Years, January 2026 @3.92% v.1 Day SOFR	Morgan Stanley	100,000	USD (100,000)	USD 3.92	1/12/2026	(38)
10 Years, January 2026 @3.93% v.1 Day SOFR	Goldman Sachs Bank USA	100,000	USD (100,000)	USD 3.93	1/15/2026	(65)
10 Years, January 2026 @3.93% v.1 Day SOFR	Morgan Stanley	200,000	USD (200,000)	USD 3.93	1/8/2026	(28)

						(215)

Total Written Swaption Contracts (Premiums Received ($3,448))						(379)

Centrally Cleared Credit default swap contracts outstanding - sell protection as of December 31, 2025 (Note 1):

Reference Obligation/ Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/ Received	Maturity Date	Implied Credit Spread (%)	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Verizon Communications, Inc.	1.00	Quarterly	6/20/2028	0.39	USD 200,000	1,500	1,446	2,946
Verizon Communications, Inc.	1.00	Quarterly	12/20/2028	0.42	USD 100,000	778	879	1,657
Verizon Communications, Inc.	1.00	Quarterly	12/20/2029	0.51	USD 300,000	4,253	1,275	5,528
CDX North American Investment Grade 45-V1	1.00	Quarterly	12/20/2030	0.50	USD 500,000	10,786	675	11,461
CDX North American Investment Grade 45-V1	1.00	Quarterly	12/20/2030	0.50	USD 8,900,000	188,109	15,892	204,001
CDX North American Investment Grade 45-V1	1.00	Quarterly	12/20/2030	0.50	USD 100,000	2,155	137	2,292
CDX North American Investment Grade 45-V1	1.00	Quarterly	12/20/2030	0.50	USD 200,000	4,283	301	4,584
CDX North American Investment Grade 45-V1	1.00	Quarterly	12/20/2030	0.50	USD 400,000	8,558	611	9,169

Total Centrally Cleared Credit default swap contracts outstanding						220,422	21,216	241,638

See Notes to Financial Statements.

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December 31, 2025

OTC Credit default swap contracts outstanding - sell protection as of December 31, 2025 (Note 1):

Reference Obligation/ Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Implied Credit Spread (%)	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of South Africa	1.00	Quarterly	Bank of America	12/20/2026	0.27	USD 1,600,000	(14,664)	26,392	11,728
Republic of South Africa	1.00	Quarterly	Morgan Stanley	12/20/2026	0.27	USD 1,300,000	(11,416)	20,945	9,529

							(26,080)	47,337	21,257

iTraxx Europe Crossover 44-V1	5.00	Quarterly	JPMorgan Chase Bank	12/20/2030	0.58	EUR 140,000	31,437	1,536	32,973
iTraxx Europe Crossover 44-V1	5.00	Quarterly	Citibank NA	12/20/2030	0.58	EUR 100,000	22,626	926	23,552
iTraxx Europe Crossover 44-V1	5.00	Quarterly	Morgan Stanley	12/20/2030	0.58	EUR 360,000	80,943	3,845	84,788

							135,006	6,307	141,313

							108,926	53,644	162,570

Centrally Cleared Interest rate swap contracts outstanding as of December 31, 2025 (Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month EURIBOR Semi-Annual	3.00 annually	Receive	3/18/2056	EUR	800,000	(11,414)	59,117	47,703
6 month EURIBOR Semi-Annual	3.00 annually	Receive	3/18/2056	EUR	1,000	(15)	75	60
6 month EURIBOR Semi-Annual	3.00 annually	Receive	3/18/2056	EUR	679,000	(11,439)	51,927	40,488
6 month EURIBOR Semi-Annual	3.00 annually	Receive	3/18/2056	EUR	800,000	(11,081)	58,784	47,703
1 day CDI At Termination	13.02 at termination	Receive	1/2/2029	BRL	6,161,055	—	11,309	11,309
1 day CDI At Termination	13.40 at termination	Pay	1/2/2029	BRL	4,402,984	(141)	967	826
1 day CDI At Termination	13.00 at termination	Receive	1/2/2029	BRL	1,525,195	—	2,927	2,927
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	5,300,000	1,596,254	499,724	2,095,978
1 day SOFR Annual	2.00 annually	Receive	12/21/2032	USD	900,000	103,691	(15,221)	88,470
1 day SOFR Annual	1.75 annually	Receive	6/15/2032	USD	3,500,000	396,292	14,836	411,128
1 day ESTR Annual	2.05 annually	Receive	10/5/2029	EUR	200,000	—	1,281	1,281
1 day ESTR Annual	2.06 annually	Receive	10/5/2029	EUR	300,000	—	1,747	1,747
1 day TONAR Annual	1.25 annually	Receive	6/18/2032	JPY	31,000,000	(5,282)	8,892	3,610
1 day REPO_CORRA Semi-Annual	2.74 semi-annually	Receive	6/1/2034	CAD	200,000	—	3,379	3,379
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	300,000	7,009	27,470	34,479
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	300,000	6,622	27,857	34,479
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	5,973	17,013	22,986
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	400,000	10,633	35,339	45,972
1 day TONAR Annual	1.25 annually	Receive	6/18/2032	JPY	229,000,000	(38,752)	65,417	26,665
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	100,000	2,753	8,740	11,493
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	6,707	16,279	22,986
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	5,202	17,784	22,986
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	1,500,000	38,451	133,944	172,395
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	5,345	17,641	22,986
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	400,000	13,067	32,905	45,972
1 day TONAR Annual	1.25 annually	Receive	6/18/2032	JPY	229,000,000	(37,992)	64,657	26,665
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	4,710	18,276	22,986
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	7,806	15,180	22,986
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	7,877	15,109	22,986

See Notes to Financial Statements.

1129

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
1 day TONAR Annual	1.25 annually	Receive	6/18/2032	JPY	31,000,000	(5,278)	8,888	3,610
1 day SOFR Annual	3.64 annually	Receive	8/15/2035	USD	300,000	595	2,120	2,715
1 day SOFR Annual	3.70 annually	Receive	8/15/2035	USD	300,000	(262)	1,560	1,298
1 day SOFR Annual	3.72 annually	Receive	8/15/2035	USD	300,000	857	87	944
1 day SOFR Annual	3.72 annually	Receive	8/15/2035	USD	235,000	489	250	739
1 day SOFR Annual	3.55 annually	Receive	9/17/2035	USD	200,000	—	3,747	3,747
1 day SOFR Annual	3.50 annually	Receive	12/18/2054	USD	1,080,000	11,582	108,761	120,343
1 day REPO_CORRA Semi-Annual	3.00 semi-annually	Receive	6/1/2034	CAD	100,000	191	76	267
1 day REPO_CORRA Semi-Annual	3.00 semi-annually	Receive	6/1/2034	CAD	200,000	(191)	724	533
1 day REPO_CORRA Semi-Annual	3.00 semi-annually	Receive	6/1/2034	CAD	100,000	97	170	267
1 day REPO_CORRA Semi-Annual	3.00 semi-annually	Receive	6/1/2034	CAD	100,000	(9)	276	267
1 day TONAR Annual	1.25 annually	Receive	6/18/2032	JPY	20,000,000	(3,661)	5,990	2,329
1 day ESTR Annual	2.06 annually	Receive	10/5/2029	EUR	300,000	—	1,836	1,836
1 day SOFR Annual	2.62 annually	Receive	2/15/2048	USD	1,400,000	200,489	138,062	338,551

						2,307,175	1,485,902	3,793,077

6 month BBR Semi-Annual	4.50 semi-annually	Pay	3/20/2034	AUD	900,000	6,230	(11,990)	(5,760)
6 month EURIBOR Semi-Annual	2.75 annually	Pay	3/18/2036	EUR	1,450,000	(6,597)	(24,054)	(30,651)
6 month EURIBOR Semi-Annual	2.75 annually	Pay	3/18/2036	EUR	1,450,000	(3,745)	(26,906)	(30,651)
6 month BBR Semi-Annual	4.50 semi-annually	Pay	9/20/2033	AUD	1,400,000	10,557	(17,115)	(6,558)
6 month BBR Semi-Annual	4.00 semi-annually	Pay	3/19/2035	AUD	900,000	(860)	(31,663)	(32,523)
6 month EURIBOR Semi-Annual	2.61 annually	Pay	3/24/2035	EUR	80,000	—	(731)	(731)
6 month EURIBOR Semi-Annual	2.75 annually	Pay	3/18/2036	EUR	1,450,000	(4,741)	(25,910)	(30,651)
6 month EURIBOR Semi-Annual	2.35 annually	Receive	4/29/2030	EUR	200,000	—	(1,249)	(1,249)
6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/18/2027	EUR	2,200,000	(49,647)	16,885	(32,762)
6 month BBR Semi-Annual	4.50 semi-annually	Pay	9/18/2034	AUD	800,000	3,663	(10,203)	(6,540)
6 month BBR Semi-Annual	4.50 semi-annually	Pay	9/18/2034	AUD	500,000	1,848	(5,936)	(4,088)
6 month BBR Semi-Annual	4.50 semi-annually	Pay	9/18/2034	AUD	100,000	292	(1,110)	(818)
6 month EURIBOR Semi-Annual	2.75 annually	Pay	3/18/2036	EUR	1,450,000	(6,451)	(24,200)	(30,651)
1 day CDI At Termination	13.93 at termination	Pay	1/4/2027	BRL	1,370,785	52	(1,203)	(1,151)
1 day CDI At Termination	13.93 at termination	Pay	1/4/2027	BRL	6,128,216	—	(5,147)	(5,147)
1 day CDI At Termination	13.32 at termination	Pay	1/2/2029	BRL	317,531	—	(240)	(240)
1 day CDI At Termination	13.93 at termination	Pay	1/4/2027	BRL	806,363	—	(681)	(681)
1 day CDI At Termination	13.29 at termination	Pay	1/2/2029	BRL	699,208	(49)	(611)	(660)
1 day CDI At Termination	14.01 at termination	Pay	1/4/2027	BRL	483,738	—	(287)	(287)
1 day CDI At Termination	13.35 at termination	Pay	1/2/2029	BRL	444,505	—	(229)	(229)
1 day CDI At Termination	11.41 at termination	Pay	1/4/2027	BRL	12,015,295	—	(114,749)	(114,749)
1 day CDI At Termination	13.29 at termination	Pay	1/2/2029	BRL	2,542,573	—	(2,400)	(2,400)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	191,000	345	(2,388)	(2,043)
1 day SONIA Annual	4.50 annually	Receive	3/18/2056	GBP	200,000	(3,877)	2,304	(1,573)
1 day SOFR Annual	3.67 annually	Receive	5/31/2028	USD	1,500,000	—	(7,094)	(7,094)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	450,000	(7,133)	(4,537)	(11,670)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	250,000	(4,101)	(2,382)	(6,483)
1 day SOFR Annual	3.73 annually	Receive	10/31/2030	USD	300,000	—	(3,838)	(3,838)
1 day SOFR Annual	3.74 annually	Receive	8/15/2033	USD	630,000	—	(3,866)	(3,866)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	300,000	(6,376)	(1,404)	(7,780)
1 day REPO_CORRA Semi-Annual	3.00 semi-annually	Receive	6/1/2033	CAD	100,000	302	(417)	(115)
1 day SOFR Annual	3.74 annually	Receive	10/31/2030	USD	500,000	—	(6,567)	(6,567)
1 day SOFR Annual	3.73 annually	Receive	10/31/2030	USD	400,000	—	(5,027)	(5,027)
1 day SOFR Annual	3.72 annually	Receive	10/31/2030	USD	200,000	—	(2,468)	(2,468)
1 day SOFR Annual	3.91 annually	Receive	3/12/2035	USD	200,000	—	(2,095)	(2,095)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	1,700,000	(30,295)	(13,791)	(44,086)
1 day SOFR Annual	3.75 annually	Receive	8/15/2033	USD	800,000	—	(5,354)	(5,354)
1 day SOFR Annual	3.72 annually	Receive	8/15/2033	USD	1,300,000	—	(5,401)	(5,401)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	120,000	(39)	(1,245)	(1,284)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	181,000	354	(2,290)	(1,936)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	120,000	(366)	(918)	(1,284)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	120,000	(584)	(700)	(1,284)
1 day SOFR Annual	3.75 annually	Receive	6/20/2034	USD	6,400,000	212,629	(226,727)	(14,098)
1 day SOFR Annual	4.10 annually	Receive	2/18/2035	USD	700,000	—	(18,743)	(18,743)

See Notes to Financial Statements.

1130

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
1 day SOFR Annual	3.81 annually	Receive	5/31/2028	USD	1,500,000	—	(13,227)	(13,227)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	120,000	(632)	(652)	(1,284)
1 day SOFR Annual	3.93 annually	Receive	3/24/2035	USD	200,000	—	(2,530)	(2,530)
1 day SOFR Annual	3.93 annually	Receive	3/24/2035	USD	200,000	—	(2,530)	(2,530)
1 day SOFR Annual	3.91 annually	Receive	3/4/2035	USD	200,000	—	(2,128)	(2,128)
1 day SOFR Annual	3.75 annually	Receive	8/15/2033	USD	700,000	—	(4,745)	(4,745)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	120,000	(172)	(1,112)	(1,284)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	181,000	631	(2,567)	(1,936)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	140,000	(118)	(1,380)	(1,498)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	120,000	(599)	(685)	(1,284)
1 day REPO_CORRA Semi-Annual	3.00 semi-annually	Receive	6/1/2033	CAD	200,000	671	(902)	(231)

						111,192	(637,135)	(525,943)

Total Centrally Cleared Interest rate swap contracts outstanding						2,418,367	848,767	3,267,134

(1)	Value of floating rate index at December 31, 2025 was as follows:

Floating Rate Index	Value
1 day CDI BRL	2.23%
1 day ESTR EUR	1.92%
1 day REPO_CORRA CAD	1.15%
1 day SOFR USD	3.87%
1 day SONIA GBP	3.73%
1 day TONAR JPY	0.72%
6 month BBR AUD	4.12%
6 month EURIBOR EUR	2.11%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$28,306,384	$—	$28,306,384
Centrally Cleared Credit Default Swaps	—	21,216	—	21,216
Centrally Cleared Interest Rate Swaps	—	1,520,312	—	1,520,312
Collateralized Mortgage Obligations	—	5,902,252	—	5,902,252
Commercial Mortgage-Backed Securities	—	11,548,276	—	11,548,276
Corporate Bonds
Communication Services	—	929,581	—	929,581
Consumer Discretionary	—	5,559,476	—	5,559,476
Consumer Staples	—	1,471,095	—	1,471,095
Energy	—	885,418	—	885,418
Financials	—	29,339,613	—	29,339,613
Health Care	—	600,625	—	600,625

See Notes to Financial Statements.

1131

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Industrials	$—	$1,335,382	$—	$1,335,382
Information Technology	—	6,174,957	—	6,174,957
Materials	—	1,332,654	—	1,332,654
Real Estate	—	10,275,118	—	10,275,118
Utilities	—	18,314,852	—	18,314,852
Foreign Government Securities	—	15,102,497	—	15,102,497
Forward Currency Contracts	—	133,516	—	133,516
Futures	154,187	–	—	154,187
Mortgage-Backed Securities	—	109,074,717	—	109,074,717
Municipal Bonds	—	2,705,802	—	2,705,802
Options Purchased
Put Options Purchased	—	9,093	—	9,093
OTC Credit Default Swaps	—	53,644	—	53,644
Short-Term Investments
Commercial Papers	—	1,397,649	—	1,397,649
Foreign Government Treasury Bills	—	317,307	—	317,307
U.S. Government Agency Securities	—	6,629,250	—	6,629,250
U.S. Treasury Obligations	—	9,695,833	—	9,695,833
Supranational	—	1,880,545	—	1,880,545
U.S. Treasury Obligations	—	45,406,877	—	45,406,877

Total Assets	$154,187	$315,923,941	$—	$316,078,128

Liabilities:
Centrally Cleared Interest Rate Swaps	$—	$(671,545)	$—	$(671,545)
Forward Currency Contracts	—	(433,814)	—	(433,814)
Futures	(81,010)	–	—	(81,010)
Options Written
Call Options Written	(1,531)	–	—	(1,531)
Put Options Written	(2,594)	(2,550)	—	(5,144)
Swaptions Written	—	(379)	—	(379)

Total Liabilities	$(85,135)	$(1,108,288)	$—	$(1,193,423)

Total	$69,052	$314,815,653	$—	$314,884,705

See Notes to Financial Statements.

1132

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EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due from broker for futures variation margin, Net assets - Unrealized appreciation	$1,674,499	*,**
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts - Receivables	142,609
Credit contracts	Market value on OTC swap contracts & Variation Margin on Centrally Cleared Swaps - Receivables	74,860	**

Total		$1,891,968

	Liability Derivatives
Interest rate contracts	Due to broker for futures variation margin, Net assets - Unrealized depreciation	$(757,059	)*,**
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts - Payables	(436,364)

Total		$(1,193,423)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.
**

Includes cumulative appreciation/depreciation of centrally cleared swap contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased(1)	Options Written	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(143,220)	$356,660	$1,237,180	$—	$556,371	$2,006,991
Foreign exchange contracts	(49,012)	—	—	(147,251)	—	(196,263)
Credit contracts	—	3,838	—	—	180,757	184,595

Total	$(192,232)	$360,498	$1,237,180	$(147,251)	$737,128	$1,995,323

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased(2)	Options Written	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$30,472	$(13,805)	$230,656	$—	$(5,975)	$241,348
Foreign exchange contracts	(1,636)	1,091	—	(626,370)	—	(626,915)
Credit contracts	—	—	—	—	(6,227)	(6,227)

Total	$28,836	$(12,714)	$230,656	$(626,370)	$(12,202)	$(391,794)

(1)	Included in Realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in Change in unrealized appreciation (depreciation) on investment transactions in the Statement of Operations.
^

The Portfolio held forward foreign currency contracts, futures contracts, option contracts and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

1133

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EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$58,343,000
Average notional value of contracts — short	7,252,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$13,282,000
Average settlement value sold — in USD	36,786,000

Options
Average value of option contracts purchased	$20,000
Average value of option contracts written	6,000
Average notional value of swaption contracts purchased	70,000
Average notional value of swaption contracts written	72,000

Credit index swaps
Average notional value — sell protection	$12,334,000

Credit default swaps
Average notional value — sell protection	$3,500,000

Interest rate swaps
Average notional value — pays fixed rate	$3,016,000
Average notional value — receives fixed rate	12,532,000

Overnight index swaps
Average notional value — pays fixed rate	$45,988,000
Average notional value — pays floating rate	2,416,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2025:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$35,555	$(35,555)	$—	$—
Barclays Bank plc	67,300	(9,327)	(57,973)	—
Citibank NA	8,805	(8,805)	—	—
Goldman Sachs Bank USA	7,971	(7,971)	—	—
HSBC Bank plc	18,036	(18,036)	—	—
JPMorgan Chase Bank	32,504	(32,504)	—	—
Morgan Stanley	26,082	(132)	—	25,950

Total	$196,253	$(112,330)	$(57,973)	$25,950

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$118,909	$(35,555)	$(71,923)	$11,431
Barclays Bank plc	9,327	(9,327)	—	—
Citibank NA	64,867	(8,805)	—	56,062
Goldman Sachs Bank USA	14,955	(7,971)	—	6,984
HSBC Bank plc	171,986	(18,036)	—	153,950
JPMorgan Chase Bank	56,567	(32,504)	—	24,063
Morgan Stanley	132	(132)	—	—

Total	$436,743	$(112,330)	$(71,923)	$252,490

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

1134

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EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Sale-Buyback Transactions:

The average amount of borrowings while outstanding for 11 days during the year ended December 31, 2025, was approximately $2,787,000 at a weighted average interest rate of 4.16%.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$985,562,838
Long-term U.S. government debt securities	27,791,209

$1,013,354,047

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,001,613,628
Long-term U.S. government debt securities	30,744,652

$1,032,358,280

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,827,231
Aggregate gross unrealized depreciation	(21,460,835)

Net unrealized depreciation	$(15,633,604)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$333,266,024

See Notes to Financial Statements.

1135

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EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (Cost $325,501,441)	$314,195,253
Cash	778,789
Foreign cash (Cost $505,486)	507,805
Cash held as collateral at broker for futures	995,000
Cash held as collateral at broker for swaps	2,303,000
Receivable for forward settling transactions	55,921,856
Dividends, interest and other receivables	1,961,638
Receivable for securities sold	1,707,166
Variation Margin on Centrally Cleared Swaps	209,237
Market value on OTC swap contracts (Premiums paid $108,927)	162,570
Unrealized appreciation on forward foreign currency contracts	133,516
Receivable for Portfolio shares sold	101,234
Due from broker for futures variation margin	96,120
Other assets	1,959

Total assets	379,075,143

LIABILITIES
Payable for forward settling transactions	113,627,977
Payable for securities purchased	1,687,323
Payable for Portfolio shares repurchased	518,136
Unrealized depreciation on forward foreign currency contracts	433,814
Payable for return of cash collateral on forward settling transactions	278,000
Payable for return of cash collateral on forward foreign currency contracts	160,000
Investment management fees payable	67,568
Distribution fees payable - Class IB	55,364
Administrative fees payable	19,886
Options written, at value (Premiums received $12,694)	7,054
Accrued expenses	94,901

Total liabilities	116,950,023

Commitments and contingent liabilities^
NET ASSETS	$262,125,120

Net assets were comprised of:
Paid in capital	$295,998,385
Total distributable earnings (loss)	(33,873,265)

Net assets	$262,125,120

Class IB
Net asset value, offering and redemption price per share, $262,125,120 / 27,533,613 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.52

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Interest (net of $3,103 foreign withholding tax)	$11,765,989
Securities lending (net)	1,984

Total income	11,767,973

EXPENSES
Investment management fees	1,278,909
Distribution fees - Class IB	639,455
Administrative fees	231,643
Professional fees	99,681
Custodian fees	97,700
Printing and mailing expenses	25,376
Trustees’ fees	8,678
Interest expense	3,566
Miscellaneous	46,830

Gross expenses	2,431,838
Less: Waiver from investment manager	(509,687)

Net expenses	1,922,151

NET INVESTMENT INCOME (LOSS)	9,845,822

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(383,360)
Futures contracts	1,237,180
Forward foreign currency contracts	(147,251)
Foreign currency transactions	50,589
Swaps	737,128
Options written	360,498
Securities sold short	(82,406)

Net realized gain (loss)	1,772,378

Change in unrealized appreciation (depreciation) on:
Investments in securities	10,042,310
Futures contracts	230,656
Forward foreign currency contracts	(626,370)
Foreign currency translations	52,642
Options written	(12,714)
Swaps	(12,202)

Net change in unrealized appreciation (depreciation)	9,674,322

NET REALIZED AND UNREALIZED GAIN (LOSS)	11,446,700

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,292,522

See Notes to Financial Statements.

1136

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,845,822	$10,341,553
Net realized gain (loss)	1,772,378	(2,119,278)
Net change in unrealized appreciation (depreciation)	9,674,322	(3,209,005)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,292,522	5,013,270

Distributions to shareholders:
Class IB	(10,825,512)	(11,071,896)

Tax return of capital:
Class IB	(62,817)	—

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 3,041,663 and 3,141,200 shares, respectively ]	29,057,461	29,657,235
Capital shares issued in reinvestment of dividends [ 1,150,263 and 1,201,048 shares, respectively ]	10,888,329	11,071,896
Capital shares repurchased [ (4,686,656) and (4,176,984) shares, respectively ]	(44,468,121)	(39,352,846)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,522,331)	1,376,285

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,881,862	(4,682,341)
NET ASSETS:
Beginning of year	256,243,258	260,925,599

End of year	$262,125,120	$256,243,258

See Notes to Financial Statements.

1137

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$9.14		$9.36		$9.10		$10.94		$11.33

Income (loss) from investment operations:
Net investment income (loss) (e)	0.37		0.38		0.34		0.23		0.16
Net realized and unrealized gain (loss)	0.42		(0.19)		0.17		(1.75)		(0.33)

Total from investment operations	0.79		0.19		0.51		(1.52)		(0.17)

Less distributions:
Dividends from net investment income	(0.41)		(0.41)		(0.25)		(0.32)		(0.19)
Distributions from net realized gains	—		—		—		—		(0.03)
Tax return of capital	—	#	—		—		—		—

Total dividends and distributions	(0.41)		(0.41)		(0.25)		(0.32)		(0.22)

Net asset value, end of year	$9.52		$9.14		$9.36		$9.10		$10.94

Total return	8.70%		2.01%		5.63%		(13.99)%		(1.44)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$262,125		$256,243		$260,926		$260,380		$325,791
Ratio of expenses to average net assets:
After waivers (f)(g)	0.75	%(j)	0.78	%(k)	0.87	%(m)	0.77	%(n)	0.75	%(j)
Before waivers (f)(g)	0.95%		0.98%		1.07%		0.96%		0.92%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	3.85%		4.01%		3.72%		2.34%		1.47%
Before waivers (f)	3.65%		3.81%		3.52%		2.15%		1.30%
Portfolio turnover rate ^	330%		383%		364%		364%		307%
^	Portfolio turnover rate excludes derivatives, if any.
#	Percent shown is less than 0.05%.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.00%, 0.03%, 0.12% and 0.02% for the years ended December 31, 2025, 2024, 2023 and 2022, respectively.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.75% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.78% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.87% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.77% for Class IB.

See Notes to Financial Statements.

1138

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (23.5%)
522 Funding CLO Ltd.,
Series 2020-6A A1R2 5.060%, 10/23/34 (l)§	$1,800,000	$1,801,040
American Airlines Pass-Through Trust,
Series 2014-1 A 3.700%, 10/1/26	570,870	566,388
Anchorage Capital CLO 21 Ltd.,
Series 2021-21A AR 4.934%, 10/20/34 (l)§	1,200,000	1,200,152
Anchorage Credit Funding 19 Ltd.,
Series 2025-19A A 5.036%, 10/25/40§	2,000,000	1,998,596
Apidos CLO XXXV,
Series 2021-35A A 5.196%, 4/20/34 (l)§	500,000	500,395
Ares LIX CLO Ltd.,
Series 2021-59A A 5.150%, 4/25/34 (l)§	3,200,000	3,202,253
Ares LX CLO Ltd.,
Series 2021-60A AR 5.064%, 7/18/34 (l)§	400,000	400,039
Ares XXVII CLO Ltd.,
Series 2013-2A AR3 5.009%, 10/28/34 (l)§	3,200,000	3,201,030
ARI Fleet Lease Trust,
Series 2024-B A2 5.540%, 4/15/33§	728,902	733,995
Series 2025-B A2 4.590%, 3/15/34§	1,000,000	1,007,267
Atlas Senior Loan Fund XVI Ltd.,
Series 2021-16A AR 5.019%, 1/20/34 (l)§	3,500,000	3,498,310
Atlas Senior Loan Fund XVII Ltd.,
Series 2021-17A AR 4.944%, 10/20/34 (l)§	350,000	349,500
Bain Capital Credit CLO Ltd.,
Series 2019-3A ARR 4.900%, 10/21/34 (l)§	500,000	499,200
Series 2020-2A ARR 5.124%, 7/19/34 (l)§	3,200,000	3,202,787
BofA Auto Trust,
Series 2025-1A A2B 4.468%, 11/22/27 (l)§	1,975,629	1,977,029
Capital One Prime Auto Receivables Trust,
Series 2023-2 A3 5.820%, 6/15/28	1,572,482	1,590,621
CarMax Auto Owner Trust,
Series 2024-1 A3 4.920%, 10/16/28	1,789,682	1,803,679
Series 2024-2 A2A 5.650%, 5/17/27	22,452	22,467
Series 2025-2 A2A 4.590%, 7/17/28	5,164,748	5,181,698
Series 2025-3 A2B 4.354%, 8/15/28 (l)	2,000,000	2,000,987
Series 2025-4 A2B 4.394%, 3/15/29 (l)	2,000,000	2,001,789
CarVal CLO I Ltd.,
Series 2018-1A AR 5.124%, 7/16/31 (l)§	2,218,026	2,219,674
CarVal CLO III Ltd.,
Series 2019-2A AR2 4.874%, 7/20/32 (l)§	2,228,710	2,228,895
Carvana Auto Receivables Trust,
Series 2024-P4 A2 4.620%, 2/10/28	346,294	346,559
Series 2025-P4 A2 4.190%, 3/12/29	6,000,000	6,012,114
Cedar Funding VI CLO Ltd.,
Series 2016-6A AR3 4.974%, 4/20/34 (l)§	1,200,000	1,199,069
Chase Auto Owner Trust,
Series 2025-1A A2 4.400%, 7/25/28§	2,923,176	2,931,869
Chesapeake Funding II LLC,
Series 2024-1A A2 4.754%, 5/15/36 (l)§	1,027,995	1,027,991
Citibank Credit Card Issuance Trust,
Series 2017-A6 A6 4.635%, 5/14/29 (l)	4,000,000	4,033,614
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A 4.006%, 1/25/37 (l)	27,426	19,938
Citizens Auto Receivables Trust,
Series 2023-1 A3 5.840%, 1/18/28§	536,535	540,195
CQS US CLO Ltd.,
Series 2021-1A AR 5.084%, 1/20/35 (l)§	1,000,000	1,000,334
Dllad LLC,
Series 2024-1A A2 5.500%, 8/20/27§	753,440	757,338
Elevation CLO Ltd.,
Series 2018-3A A1R2 5.158%, 1/25/35 (l)§	3,000,000	2,994,297
Enterprise Fleet Financing LLC,
Series 2024-3 A2 5.310%, 4/20/27§	220,415	221,249
Ford Credit Auto Lease Trust,
Series 2025-A A2B 4.394%, 8/15/27 (l)	2,091,691	2,092,237
Ford Credit Auto Owner Trust,
Series 2024-B A2A 5.400%, 4/15/27	1,187,477	1,189,051
Series 2024-C A2A 4.320%, 8/15/27	2,452,400	2,454,912
GM Financial Automobile Leasing Trust,
Series 2024-3 A2A 4.290%, 1/20/27	1,026,597	1,027,006
Series 2025-2 A2A 4.550%, 7/20/27	2,752,269	2,760,997
Series 2025-3 A2B 4.268%, 10/20/27 (l)	1,200,000	1,199,720
GM Financial Consumer Automobile Receivables Trust,
Series 2022-4 A4 4.880%, 8/16/28	1,000,000	1,005,727
Series 2024-4 A2A 4.530%, 10/18/27	974,122	975,271
GMF Floorplan Owner Revolving Trust,
Series 2023-1 A1 5.340%, 6/15/28§	4,000,000	4,025,182
GSAA Home Equity Trust,

See Notes to Financial Statements.

1139

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Series 2007-6 A4 4.446%, 5/25/47 (l)	$63,615	$42,552
Guggenheim CLO Ltd.,
Series 2022-2A A1R 5.055%, 1/15/35 (l)§	350,000	349,992
Hertz Vehicle Financing III LLC,
Series 2023-1A A 5.490%, 6/25/27§	2,900,000	2,909,733
Hyundai Auto Lease Securitization Trust,
Series 2025-A A2B 4.384%, 6/15/27 (l)§	2,981,914	2,982,105
Series 2025-C A2B 4.374%, 1/18/28 (l)§	4,000,000	4,000,720
Hyundai Auto Receivables Trust,
Series 2024-C A2B 4.384%, 9/15/27 (l)	1,248,530	1,248,960
Jamestown CLO XVI Ltd.,
Series 2021-16A AR 4.978%, 7/25/34 (l)§	1,400,000	1,399,381
Jamestown CLO XVIII Ltd.,
Series 2022-18A A1R 5.128%, 7/25/35 (l)§	3,200,000	3,195,168
KKR CLO 16 Ltd.,
Series 16 A1R3 4.988%, 10/20/34 (l)§	1,100,000	1,100,539
KKR CLO 41 Ltd.,
Series 2022-41A A1 5.235%, 4/15/35 (l)§	1,800,000	1,800,504
LCM 31 Ltd.,
Series 31A AR 5.164%, 7/20/34 (l)§	1,600,000	1,600,451
M&T Bank Auto Receivables Trust,
Series 2025-1A A2B 4.484%, 5/15/28 (l)§	993,629	994,409
Madison Park Funding XLVI Ltd.,
Series 2020-46A ARR 4.905%, 10/15/34 (l)§	700,000	699,173
Massachusetts Educational Financing Authority,
Series 2008-1 A1 5.525%, 4/25/38 (l)	24,414	24,082
Master Credit Card Trust II,
Series 2024-1A A 4.693%, 1/21/28 (l)§	5,000,000	4,998,633
Mercedes-Benz Auto Lease Trust,
Series 2024-B A2A 4.570%, 12/15/26	394,332	394,518
Navient Private Education Refi Loan Trust,
Series 2020-DA A 1.690%, 5/15/69§	562,800	535,791
Series 2020-GA A 1.170%, 9/16/69§	466,320	437,905
Series 2020-IA A1B 4.865%, 4/15/69 (l)§	1,853,273	1,842,585
Series 2021-FA A 1.110%, 2/18/70§	5,694,621	5,085,651
Navient Refinance Loan Trust,
Series 2025-C A 4.800%, 10/15/55§	1,842,199	1,842,543
Navient Student Loan Trust,
Series 2017-5A A 4.789%, 7/26/66 (l)§	1,555,791	1,561,821
Series 2023-BA A1B 5.684%, 3/15/72 (l)§	665,888	671,785
Nelnet Student Loan Trust,
Series 2005-3 A5 4.459%, 12/24/35 (l)	619,945	615,149
Series 2013-5A A 4.619%, 1/25/37 (l)§	432,708	428,619
Series 2016-1A A 4.789%, 9/25/65 (l)§	1,845,076	1,841,427
Series 2019-2A A 4.889%, 6/27/67 (l)§	422,736	421,593
Series 2025-CA A1B 5.268%, 6/22/65 (l)§	860,088	864,933
Series 2025-DA A1A 4.650%, 8/20/54§	1,700,000	1,701,576
Northwoods Capital XII-B Ltd.,
Series 2018-12BA AR 4.913%, 6/15/31 (l)§	1,808,956	1,806,884
Pagaya AI Debt Grantor Trust,
Series 2025-6 A1 4.248%, 9/15/26§	5,628,049	5,630,221
PenFed Auto Receivables Owner Trust,
Series 2025-A A3 4.030%, 7/15/30§	400,000	400,850
PHEAA Student Loan Trust,
Series 2016-2A A 4.939%, 11/25/65 (l)§	738,354	738,354
Porsche Innovative Lease Owner Trust,
Series 2024-2A A2A 4.470%, 12/21/26§	263,422	263,487
Regatta XVI Funding Ltd.,
Series 2019-2A A1R 5.105%, 1/15/33 (l)§	3,459,897	3,465,377
Romark CLO V Ltd.,
Series 2021-5A AR 5.095%, 1/15/35 (l)§	3,900,000	3,902,980
SBA Tower Trust (REIT),
4.831%, 10/15/29§	1,500,000	1,506,042
Sculptor CLO XXVII Ltd.,
Series 27A A1R 4.944%, 7/20/34 (l)§	2,300,000	2,298,977
SFS Auto Receivables Securitization Trust,
Series 2023-1A A3 5.470%, 10/20/28§	321,053	323,091
Silver Rock CLO II Ltd.,
Series 2021-2A AR 4.924%, 1/20/35 (l)§	1,100,000	1,098,738
SLM Student Loan Trust,
Series 2010-1 A 4.389%, 3/25/25 (h)(l)	888,091	844,445
Series 2012-3 A 4.639%, 12/27/38 (l)	2,734,028	2,720,986
SMB Private Education Loan Trust,
Series 2020-PTA A2A 1.600%, 9/15/54§	586,618	555,421
SoFi Consumer Loan Program Trust,
Series 2025-3 A 4.470%, 8/15/34§	759,338	761,637
Stellantis Financial Underwritten Enhanced Lease Trust,
Series 2025-BA A2 4.310%, 5/22/28§	4,000,000	4,013,028

See Notes to Financial Statements.

1140

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Symphony CLO XXII Ltd.,
Series 2020-22A A1AR 5.064%, 4/18/33 (l)§	$670,457	$670,282
Synchrony Card Issuance Trust,
Series 2025-A1 A 4.780%, 2/15/31	1,500,000	1,527,275
Tesla Sustainable Energy Trust,
Series 2024-1A A2 5.080%, 6/21/50§	1,188,728	1,193,533
THL Credit Wind River CLO Ltd.,
Series 2017-3A AR2 5.105%, 4/15/35 (l)§	4,000,000	4,003,364
Toyota Auto Receivables Owner Trust,
Series 2024-D A2B 4.374%, 8/16/27 (l)	824,439	824,684
Series 2025-B A2B 4.524%, 3/15/28 (l)	3,304,709	3,310,062
Toyota Lease Owner Trust,
Series 2025-A A2B 4.328%, 7/20/27 (l)§	4,591,800	4,593,438
Trillium Credit Card Trust II,
Series 2025-1A A 4.251%, 9/26/30 (l)§	2,600,000	2,608,459
Trinitas CLO XVII Ltd.,
Series 2021-17A AR 5.034%, 10/20/34 (l)§	3,500,000	3,499,118
Trinitas CLO XX Ltd.,
Series 2022-20A A1R 4.924%, 7/20/35 (l)§	1,200,000	1,197,658
United States Small Business Administration,
Series 2008-20G 1 5.870%, 7/1/28	125,860	127,064
Series 2008-20H 1 6.020%, 8/1/28	118,010	120,008
Verdelite Static CLO Ltd.,
Series 2024-1A A 5.014%, 7/20/32 (l)§	1,459,925	1,458,598
Verizon Master Trust,
Series 2024-6 A1B 4.588%, 8/20/30 (l)	4,000,000	4,019,139
Voya CLO Ltd.,
Series 2019-2A AR 5.084%, 7/20/32 (l)§	2,766,834	2,768,500
Wind River CLO Ltd.,
Series 2016-1KRA A1R3 4.965%, 10/15/34 (l)§	298,390	298,394
World Omni Auto Receivables Trust,
Series 2024-C A2A 4.780%, 1/18/28	175,736	175,937
World Omni Automobile Lease Securitization Trust,
Series 2024-A A2B 4.414%, 2/16/27 (l)	132,464	132,474

Total Asset-Backed Securities		187,453,264

Collateralized Mortgage Obligations (18.4%)
Alternative Loan Trust,
Series 2005-61 2A1 4.406%, 12/25/35 (l)	4,378	4,166
Series 2005-62 2A1 5.029%, 12/25/35 (l)	17,125	14,892
Series 2006-OA22 A1 4.166%, 2/25/47 (l)	81,070	76,240
Series 2007-OA7 A1A 4.206%, 5/25/47 (l)	19,108	17,760
American Home Mortgage Assets Trust,
Series 2006-1 2A1 4.036%, 5/25/46 (l)	983,041	883,424
Arroyo Mortgage Trust,
Series 2021-1R A1 1.175%, 10/25/48 (l)§	361,526	327,345
BCAP LLC Trust,
Series 2006-AA2 A1 4.186%, 1/25/37 (l)	110,701	104,442
Bear Stearns ALT-A Trust,
Series 2005-7 22A1 4.791%, 9/25/35 (l)	253,624	134,809
Bear Stearns ARM Trust,
Series 2003-3 3A2 6.504%, 5/25/33 (l)	4,137	3,937
Series 2003-8 2A1 5.734%, 1/25/34 (l)	448	428
Series 2003-8 4A1 6.214%, 1/25/34 (l)	1,811	1,800
Series 2004-10 15A1 6.582%, 1/25/35 (l)	6,196	6,162
Series 2004-10 21A1 5.477%, 1/25/35 (l)	120,570	116,999
Series 2007-3 1A1 4.203%, 5/25/47 (l)	463,276	416,284
CHL Mortgage Pass-Through Trust,
Series 2005-25 A11 5.500%, 11/25/35	53,455	24,073
Series 2005-3 1A2 4.426%, 4/25/35 (l)	30,059	29,002
Citigroup Mortgage Loan Trust,
Series 2005-11 A1A 6.490%, 5/25/35 (l)	236	240
Series 2005-11 A2A 6.480%, 10/25/35 (l)	20,309	20,775
Series 2005-12 2A1 4.646%, 8/25/35 (l)§	22,420	21,875
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6 A1 5.750%, 9/25/35 (l)	1,120	1,141
Series 2005-6 A2 6.190%, 9/25/35 (l)	2,519	2,518
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A 4.868%, 3/25/32 (l)§	161	156
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1 3.946%, 10/25/36 (l)	328	274
FHLMC,
Series 2142 Z 6.500%, 4/15/29	453	457
Series 2411 FJ 4.448%, 12/15/29 (l)	135	134
Series 3222 FN 4.498%, 9/15/36 (l)	4,545	4,510
Series 3241 FM 4.478%, 11/15/36 (l)	2,727	2,704
Series 3245 NF 4.578%, 11/15/36 (l)	92,533	91,944
Series 330 F4 4.673%, 10/15/37 STRIPS (l)	1,085,884	1,072,875

See Notes to Financial Statements.

1141

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Series 343 F4 4.673%, 10/15/37 STRIPS (l)	$325,962	$319,458
Series 3807 FM 4.598%, 2/15/41 (l)	115,914	115,314
Series 3850 FC 4.518%, 4/15/41 (l)	99,992	99,212
Series 3898 TF 4.598%, 7/15/39 (l)	9,008	8,963
Series 3927 FH 4.548%, 9/15/41 (l)	117,519	116,582
Series 413 F25 5.024%, 5/25/54 (l)	3,332,780	3,343,691
Series 4283 JF 4.498%, 12/15/43 (l)	946,254	936,304
Series 4367 GF 4.673%, 3/15/37 (l)	785,173	775,573
Series 4615 AF 4.673%, 10/15/38 (l)	267,050	263,515
Series 4678 AF 4.723%, 12/15/42 (l)	1,243,494	1,228,519
Series 4774 BF 4.398%, 2/15/48 (l)	1,406,463	1,370,265
Series 4779 WF 4.673%, 7/15/44 (l)	1,180,232	1,157,027
Series 4875 F 4.548%, 4/15/49 (l)	818,398	803,158
Series 4906 WF 4.723%, 12/15/38 (l)	607,884	600,144
Series 4913 FC 4.743%, 6/15/44 (l)	981,876	970,273
Series 4948 E 2.500%, 10/25/48	336,432	310,951
Series 5115 EM 1.000%, 9/15/44	4,049,450	3,635,653
Series 5484 FA 5.074%, 12/25/54 (l)	1,519,496	1,524,718
Series 5493 FK 5.024%, 1/25/55 (l)	2,119,946	2,127,067
Series 5513 MF 4.814%, 11/25/54 (l)	13,625,941	13,679,687
Series 5517 VF 4.824%, 3/25/55 (l)	4,592,376	4,611,378
Series 5528 FA 4.744%, 4/25/55 (l)	5,269,819	5,284,443
Series 5548 AF 4.874%, 6/25/55 (l)	3,076,274	3,094,854
Series 5549 CF 4.874%, 10/25/52 (l)	3,598,586	3,620,834
Series 5549 FA 5.124%, 6/25/55 (l)	4,919,265	4,946,031
Series 5557 FM 4.974%, 7/25/55 (l)	727,585	730,039
Series 5560 FB 4.874%, 6/25/55 (l)	708,012	712,288
Series 5564 PF 5.074%, 8/25/55 (l)	1,570,019	1,577,344
Series 5565 FA 5.024%, 8/25/55 (l)	1,134,481	1,138,971
Series 5565 FB 4.824%, 8/25/55 (l)	590,737	592,822
Series 5580 FP 4.824%, 9/25/55 (l)	494,792	497,489
Series 5584 DF 4.774%, 10/25/55 (l)	481,040	482,855
Series 5593 FB 4.774%, 11/25/55 (l)	784,075	787,296
Series 5601 F 4.774%, 11/25/55 (l)	888,590	892,155
FHLMC Structured Pass-Through Certificates,
Series T-57 1A1 6.500%, 7/25/43	1,618	1,689
Series T-62 1A1 5.229%, 10/25/44 (l)	77,288	71,286
Series T-63 1A1 5.229%, 2/25/45 (l)	100,762	98,232
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1 5.695%, 6/25/34 (l)	10,810	10,790
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1 5.998%, 8/25/35 (l)	16,824	11,099
FNMA,
Series 2003-W8 3F2 4.339%, 5/25/42 (l)	4,934	4,917
Series 2005-38 F 4.289%, 5/25/35 (l)	7,330	7,267
Series 2006-118 A2 4.246%, 12/25/36 (l)	32,526	31,951
Series 2006-5 3A2 6.309%, 5/25/35 (l)	10,655	10,915
Series 2007-109 GF 4.669%, 12/25/37 (l)	244,711	244,902
Series 2007-84 FN 4.489%, 8/25/37 (l)	93,443	92,982
Series 2010-74 AF 4.529%, 7/25/37 (l)	73,183	72,945
Series 2014-42 FA 4.723%, 7/25/44 (l)	297,397	292,044
Series 2014-86 PA 2.000%, 12/25/44	139,252	124,654
Series 2015-64 KF 4.673%, 9/25/45 (l)	868,693	853,910
Series 2016-11 AF 4.823%, 3/25/46 (l)	981,358	976,638
Series 2016-84 DF 4.743%, 11/25/46 (l)	272,740	267,515
Series 2016-97 CF 4.743%, 12/25/56 (l)	648,887	636,545
Series 2017-108 AF 4.289%, 1/25/48 (l)	631,047	621,927
Series 2019-41 FD 4.489%, 8/25/59 (l)	619,459	612,198
Series 2019-53 FA 4.723%, 9/25/49 (l)	1,100,444	1,076,148
Series 2019-60 WF 4.723%, 10/25/59 (l)	559,590	554,384
Series 2019-9 FA 4.723%, 3/25/49 (l)	197,108	195,551
Series 2020-22 FA 4.389%, 4/25/50 (l)	2,687,371	2,623,980
Series 2024-103 FC 5.024%, 1/25/55 (l)	3,337,387	3,347,944
Series 2024-38 FA 5.009%, 1/25/51 (l)	2,747,690	2,751,108

See Notes to Financial Statements.

1142

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Series 2024-90 FB 5.124%, 11/25/53 (l)	$2,389,109	$2,400,045
Series 2024-95 KF 4.974%, 12/25/54 (l)	1,289,732	1,293,430
Series 2025-12 EF 4.784%, 3/25/55 (l)	438,298	439,767
Series 2025-12 FG 4.824%, 3/25/55 (l)	634,581	637,462
Series 2025-16 FM 4.824%, 1/25/55 (l)	405,470	407,190
Series 2025-18 FM 4.774%, 9/25/54 (l)	6,629,056	6,650,177
Series 2025-4 FB 5.074%, 12/25/53 (l)	748,298	750,883
Series 2025-40 FP 4.874%, 10/25/54 (l)	2,277,937	2,291,132
Series 2025-54 FM 4.974%, 7/25/55 (l)	456,095	457,643
Series 2025-6 FA 5.124%, 2/25/55 (l)	723,485	726,761
Series 2025-88 KF 4.924%, 9/25/55 (l)	595,717	597,886
Series 2025-95 F 4.774%, 12/25/53 (l)	924,363	925,710
GCAT Trust,
Series 2021-NQM3 A1 1.091%, 5/25/66 (l)§	954,690	842,092
GNMA,
Series 2012-H08 FC 4.684%, 4/20/62 (l)	154,326	154,509
Series 2012-H12 FA 4.664%, 4/20/62 (l)	192,093	191,086
Series 2012-H12 FB 5.164%, 2/20/62 (l)	219,743	221,438
Series 2013-H13 FT 4.110%, 5/20/63 (l)	58,601	58,485
Series 2015-H04 FA 4.764%, 12/20/64 (l)	368,273	368,838
Series 2015-H32 FA 4.864%, 12/20/65 (l)	869,097	871,708
Series 2016-H14 FA 4.914%, 6/20/66 (l)	455,748	457,374
Series 2016-H17 FK 4.964%, 7/20/66 (l)	141,847	142,479
Series 2016-H20 PT 7.132%, 9/20/66 (l)	722,117	741,587
Series 2017-H07 FG 4.574%, 2/20/67 (l)	989,981	989,627
Series 2017-H08 FM 5.174%, 3/20/67 (l)	2,963,396	2,979,796
Series 2018-H18 FC 4.464%, 8/20/65 (l)	223,191	222,726
Series 2019-54 KF 4.407%, 5/20/44 (l)	944,307	927,965
Series 2019-90 F 4.298%, 7/20/49 (l)	1,085,051	1,062,864
Series 2020-17 EU 2.500%, 10/20/49	184,157	165,454
Series 2020-63 PF 4.248%, 4/20/50 (l)	3,950,916	3,850,573
Series 2021-122 FA 3.000%, 7/20/51 (l)	9,449,055	8,287,141
Series 2021-H09 FG 5.418%, 6/20/71 (l)	1,235,619	1,265,797
Series 2023-H26 DF 4.218%, 9/20/73 (l)	2,462,781	2,450,729
Series 2024-13 FA 4.868%, 1/20/54 (l)	120,296	120,809
Series 2025-100 FA 5.068%, 6/20/55 (l)	473,890	475,873
Series 2025-118 FA 5.068%, 7/20/55 (l)	488,554	490,771
Series 2025-89 PF 4.868%, 5/20/55 (l)	487,720	490,569
Series 2025-98 GF 4.818%, 6/20/55 (l)	2,545,717	2,556,645
Series 2025-H18 FL 4.618%, 8/20/75 (l)	2,966,539	2,992,067
Series 2025-H20 FA 4.688%, 9/20/75 (l)	300,913	301,446
Series 2025-H22 F 4.698%, 10/20/75 (l)	299,261	300,229
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1 4.386%, 11/25/45 (l)	5,534	5,328
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-RPL1 A1 1.750%, 12/25/60 (l)§	3,060,512	2,875,771
GS Mortgage-Backed Securities Trust,
Series 2021-GR2 A9 4.724%, 2/25/52 (l)§	1,783,392	1,653,191
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 4.951%, 9/25/35 (l)	4,696	4,497
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A 4.286%, 5/19/35 (l)	3,679	3,585
Series 2006-1 2A1A 4.326%, 3/19/36 (l)	31,115	29,144
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR11 2A 4.373%, 12/25/34 (l)	16,151	15,263
Series 2006-AR14 1A1A 0.346%, 11/25/46 (l)(r)	1,803	—
JP Morgan Mortgage Trust,
Series 2021-12 A11 4.922%, 2/25/52 (l)§	688,495	638,277
Series 2024-9 A11 5.224%, 2/25/55 (l)§	1,098,207	1,100,215
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7 5.633%, 11/21/34 (l)	5,095	5,059
MASTR Alternative Loan Trust,
Series 2003-5 6A1 6.000%, 8/25/33	99,943	101,635
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1 4.565%, 11/15/31 (l)	1,918	1,865
Merrill Lynch Mortgage Investors Trust,
Series 2005-3 5A 4.346%, 11/25/35 (l)	6,827	6,580
MFA Trust,
Series 2020-NQM2 A1 1.381%, 4/25/65 (l)§	279,363	274,139

See Notes to Financial Statements.

1143

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1 4.305%, 12/15/30 (l)	$611	$599
New Residential Mortgage Loan Trust,
Series 2021-NQ2R A1 0.941%, 10/25/58 (l)§	571,462	549,255
OBX Trust,
Series 2024-NQM5 A1 5.988%, 1/25/64(e)§	785,508	792,241
RALI Trust,
Series 2005-QO1 A1 4.146%, 8/25/35 (l)	6,726	4,631
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1 4.186%, 6/25/35 (l)§	4,004	3,891
Sequoia Mortgage Trust,
Series 10 2A1 4.608%, 10/20/27 (l)	14	14
Series 2003-4 2A1 4.548%, 7/20/33 (l)	128,764	129,301
Series 2005-2 A2 4.978%, 3/20/35 (l)	64,020	60,112
Starwood Mortgage Residential Trust,
Series 2020-3 A1 1.486%, 4/25/65 (l)§	135,862	133,082
Series 2021-2 A1 0.943%, 5/25/65 (l)§	1,288,251	1,224,977
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2 6.298%, 2/25/34 (l)	5,114	4,942
Series 2004-19 2A1 5.429%, 1/25/35 (l)	6,061	5,629
Series 2005-17 3A1 4.473%, 8/25/35 (l)	16,836	14,538
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1 4.506%, 10/19/34 (l)	5,041	4,883
Series 2005-AR5 A1 4.346%, 7/19/35 (l)	15,352	14,929
Series 2005-AR5 A2 4.346%, 7/19/35 (l)	6,469	6,458
Series 2006-AR4 2A1 4.226%, 6/25/36 (l)	2,295	2,287
Series 2006-AR5 1A1 4.266%, 5/25/36 (l)	250,840	177,568
Towd Point Mortgage Trust,
Series 2018-3 A1 3.750%, 5/25/58 (l)§	532,503	524,718
Series 2019-HY2 A1 4.846%, 5/25/58 (l)§	269,702	274,619
Series 2019-HY3 A1A 4.846%, 10/25/59 (l)§	270,530	270,728
Series 2020-1 A1 2.710%, 1/25/60 (l)§	1,137,253	1,099,410
Series 2021-SJ2 A1A 2.250%, 12/25/61 (l)§	261,000	254,814
Verus Securitization Trust,
Series 2023-1 A1 5.850%, 12/25/67(e)§	245,908	245,137
Series 2023-5 A1 6.476%, 6/25/68(e)§	448,283	449,868
Series 2024-1 A1 5.712%, 1/25/69(e)§	902,086	906,475
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A 5.229%, 11/25/42 (l)	697	675
Series 2002-AR2 A 4.171%, 2/27/34 (l)	314	307
Series 2003-AR1 A5 5.778%, 3/25/33 (l)	64,110	63,538
Series 2004-AR1 A 6.166%, 3/25/34 (l)	89,210	90,589
Series 2005-AR13 A1A1 4.426%, 10/25/45 (l)	14,028	13,638
Series 2005-AR15 A1A1 4.366%, 11/25/45 (l)	6,276	5,933
Series 2006-AR15 2A 5.529%, 11/25/46 (l)	8,576	7,745
Series 2006-AR3 A1A 5.029%, 2/25/46 (l)	10,488	9,709
Series 2006-AR7 3A 5.077%, 7/25/46 (l)	39,683	36,771

Total Collateralized Mortgage Obligations		146,987,083

Commercial Mortgage-Backed Securities (0.6%)
Beast Mortgage Trust,
Series 2021-1818 A 4.915%, 3/15/36 (l)§	1,100,000	934,341
BWAY Mortgage Trust,
Series 2021-1450 A 5.115%, 9/15/36 (l)§	2,500,000	2,454,621
CFCRE Commercial Mortgage Trust,
Series 2017-C8 ASB 3.367%, 6/15/50	465,767	464,077
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A 5.248%, 12/15/31 (l)§	275,649	272,123
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33 ASB 3.401%, 5/15/50	745,016	742,421

Total Commercial Mortgage-Backed Securities		4,867,583

Corporate Bonds (45.6%)
Communication Services (0.5%)
Media (0.5%)
Cox Communications, Inc.
3.350%, 9/15/26 §	3,800,000	3,779,910

Total Communication Services		3,779,910

Consumer Discretionary (4.9%)
Automobiles (3.2%)
BMW US Capital LLC
(United States SOFR Compounded Index + 0.78%), 4.555%, 3/19/27 (k)§	4,403,000	4,420,273
(United States SOFR Compounded Index + 0.92%), 4.683%, 3/21/28 (k)§	800,000	803,707
Hyundai Capital America
1.500%, 6/15/26 §	1,000,000	988,380
(SOFR + 1.50%), 5.305%, 1/8/27 (k)(m)	2,000,000	2,015,634

See Notes to Financial Statements.

1144

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
(SOFR + 0.99%), 4.752%, 3/25/27 (k)§	$2,800,000	$2,805,908
(SOFR + 1.04%), 4.813%, 6/24/27 (k)§	1,000,000	1,001,492
Mercedes-Benz Finance North America LLC
(SOFR + 0.67%), 4.364%, 1/9/26 (k)§	5,100,000	5,100,000
Nissan Motor Acceptance Co. LLC
2.000%, 3/9/26§	1,100,000	1,090,881
1.850%, 9/16/26§	4,000,000	3,897,120
1.850%, 9/16/26(m)	1,000,000	974,280
Volkswagen Group of America Finance LLC
(SOFR + 1.06%), 4.849%, 8/14/26 (k)§	1,392,000	1,396,257
5.700%, 9/12/26§	1,000,000	1,010,364

		25,504,296

Diversified Consumer Services (0.3%)
Cornell University
Series 2025 4.169%, 6/15/30	2,200,000	2,208,706

Hotels, Restaurants & Leisure (1.4%)
Expedia Group, Inc.
5.000%, 2/15/26	2,401,000	2,402,732
Las Vegas Sands Corp.
3.500%, 8/18/26	1,400,000	1,391,932
Royal Caribbean Cruises Ltd.
5.500%, 8/31/26 §	300,000	300,618
5.500%, 4/1/28 §	7,300,000	7,430,015

		11,525,297

Total Consumer Discretionary		39,238,299

Consumer Staples (1.8%)
Beverages (0.8%)
Constellation Brands, Inc.
3.700%, 12/6/26	2,700,000	2,693,727
Keurig Dr Pepper, Inc.
2.550%, 9/15/26	700,000	692,322
Molson Coors Beverage Co.
3.000%, 7/15/26	3,000,000	2,983,195

		6,369,244

Food Products (1.0%)
Campbell’s Co. (The)
5.300%, 3/20/26	5,200,000	5,210,454
Kraft Heinz Foods Co.
3.000%, 6/1/26	3,100,000	3,086,393

		8,296,847

Total Consumer Staples		14,666,091

Energy (1.5%)
Oil, Gas & Consumable Fuels (1.5%)
Diamondback Energy, Inc.
3.250%, 12/1/26	2,000,000	1,984,767
Energy Transfer LP
4.750%, 1/15/26	725,000	725,097
MPLX LP
1.750%, 3/1/26	3,000,000	2,987,988
ONEOK, Inc.
4.250%, 9/24/27	1,200,000	1,204,158
Plains All American Pipeline LP
4.500%, 12/15/26	1,950,000	1,955,889
Sabine Pass Liquefaction LLC
5.875%, 6/30/26	441,000	441,522
Spectra Energy Partners LP
3.375%, 10/15/26	1,400,000	1,392,970
Williams Cos., Inc. (The)
5.400%, 3/2/26	1,500,000	1,503,303

Total Energy		12,195,694

Financials (20.7%)
Banks (7.7%)
ABN AMRO Bank NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.542%, 6/16/27 (k)(m)	200,000	197,550
(United States SOFR Compounded Index + 1.78%), 5.555%, 9/18/27 (k)§	1,000,000	1,008,405
(United States SOFR Compounded Index + 1.00%), 4.781%, 12/3/28 (k)§	500,000	500,761
Bank of America Corp.
(SOFR + 1.29%), 5.080%, 1/20/27 (k)	645,000	645,256
(SOFR + 0.97%), 4.870%, 7/22/27 (k)	1,100,000	1,102,959
(SOFR + 1.35%), 5.226%, 9/15/27 (k)	2,100,000	2,112,553
Bank of Montreal
(United States SOFR Compounded Index + 0.88%), 4.658%, 9/10/27 (k)	1,400,000	1,403,563
Bank of Nova Scotia (The)
(United States SOFR Compounded Index + 0.55%), 4.317%, 3/2/26 (k)	300,000	300,143
Barclays plc
4.375%, 1/12/26	1,700,000	1,700,117
(SOFR + 2.21%), 5.829%, 5/9/27 (k)	2,700,000	2,714,743
(SOFR + 1.49%), 5.267%, 3/12/28 (k)	1,400,000	1,413,394
BNP Paribas SA
(SOFR + 1.00%), 1.323%, 1/13/27 (k)§	1,000,000	999,038
BPCE SA
5.203%, 1/18/27§	425,000	430,117
(SOFR + 2.10%), 5.975%, 1/18/27 (k)§	800,000	800,395
Canadian Imperial Bank of Commerce
(SOFR + 0.72%), 4.513%, 1/13/28 (k)	400,000	400,148
(SOFR + 0.80%), 4.569%, 9/8/28 (k)	3,000,000	3,002,298
Citigroup, Inc.
(SOFR + 0.77%), 1.122%, 1/28/27 (k)	1,000,000	997,707
Cooperatieve Rabobank UA
(United States SOFR Compounded Index + 0.62%), 4.393%, 8/28/26 (k)	7,000,000	7,012,991
Credit Agricole SA
(SOFR + 1.29%), 5.086%, 7/5/26 (k)§	400,000	401,954

See Notes to Financial Statements.

1145

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
(SOFR + 0.89%), 1.247%, 1/26/27 (k)§	$500,000	$498,971
(SOFR + 0.87%), 4.648%, 3/11/27 (k)§	905,000	908,577
HSBC Holdings plc
(SOFR + 1.57%), 5.249%, 8/14/27 (k)	900,000	905,454
(SOFR + 1.57%), 5.887%, 8/14/27 (k)	1,300,000	1,313,522
HSBC USA, Inc.
(SOFR + 0.96%), 4.741%, 3/4/27 (k)	1,000,000	1,005,275
JPMorgan Chase & Co.
(CME Term SOFR 3 Month + 0.70%), 1.040%, 2/4/27 (k)	500,000	498,611
(SOFR + 0.77%), 4.529%, 9/22/27 (k)	2,400,000	2,402,671
(SOFR + 1.20%), 4.999%, 1/23/28 (k)	5,000,000	5,022,521
Lloyds Banking Group plc
(United States SOFR Compounded Index + 1.06%), 4.734%, 11/26/28 (k)	1,600,000	1,604,552
Morgan Stanley Bank NA
(SOFR + 0.69%), 4.477%, 10/15/27 (k)	5,000,000	5,009,136
Morgan Stanley Private Bank NA
(SOFR + 0.77%), 4.677%, 7/6/28 (k)	1,000,000	1,001,625
NatWest Markets plc
(SOFR + 0.76%), 4.521%, 9/29/26 (k)(m)	500,000	501,050
PNC Bank NA
(SOFR + 0.73%), 4.520%, 7/21/28 (k)	4,100,000	4,101,631
Royal Bank of Canada
(United States SOFR Compounded Index + 0.72%), 4.510%, 10/18/27 (k)	700,000	700,707
(United States SOFR Compounded Index + 0.86%), 4.650%, 10/18/28 (k)	300,000	301,165
Santander Holdings USA, Inc.
(SOFR + 1.23%), 6.124%, 5/31/27 (k)	1,000,000	1,007,264
Standard Chartered plc
4.050%, 4/12/26 (m)	1,500,000	1,498,821
Sumitomo Mitsui Financial Group, Inc.
(SOFR + 1.43%), 5.122%, 1/13/26 (k)	3,805,000	3,806,653
Wells Fargo & Co.
(SOFR + 0.78%), 4.578%, 1/24/28 (k)	2,000,000	2,001,683

		61,233,981

Capital Markets (1.3%)
Bank of New York Mellon Corp. (The)
(United States SOFR Compounded Index + 0.68%), 4.449%, 6/9/28 (k)	1,272,000	1,273,739
Deutsche Bank AG
4.100%, 1/13/26	500,000	499,984
Goldman Sachs Group, Inc. (The)
(SOFR + 0.80%), 1.431%, 3/9/27 (k)	1,000,000	994,890
(SOFR + 0.81%), 4.579%, 3/9/27 (k)	300,000	300,202
(CME Term SOFR 3 Month + 2.01%), 5.871%, 10/28/27 (k)	1,000,000	1,011,059
Morgan Stanley
(SOFR + 1.30%), 5.050%, 1/28/27 (k)	1,600,000	1,601,238
(SOFR + 0.88%), 1.593%, 5/4/27 (k)	400,000	396,527
Nomura Holdings, Inc.
5.709%, 1/9/26	1,700,000	1,700,510
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.364%, 1/30/27 (k)§	1,000,000	997,800
(United States SOFR Compounded Index + 0.98%), 1.305%, 2/2/27 (k)§	1,700,000	1,695,703

		10,471,652

Consumer Finance (3.4%)
AerCap Ireland Capital DAC
2.450%, 10/29/26	5,300,000	5,231,109
American Honda Finance Corp.
(SOFR + 0.73%), 4.499%, 3/8/27 (k)	1,900,000	1,904,721
(SOFR + 0.87%), 4.675%, 7/9/27 (k)	4,100,000	4,119,248
(SOFR + 0.73%), 4.509%, 8/13/27 (k)	2,000,000	2,003,689
Avolon Holdings Funding Ltd.
2.125%, 2/21/26§	601,000	598,272
Ford Motor Credit Co. LLC
4.389%, 1/8/26	725,000	723,695
(SOFR + 2.95%), 6.719%, 3/6/26 (k)	500,000	501,310
6.950%, 3/6/26	300,000	300,321
4.542%, 8/1/26	760,000	758,009
5.125%, 11/5/26	4,900,000	4,895,533
(SOFR + 1.45%), 5.243%, 11/5/26 (k)	200,000	200,000
5.800%, 3/5/27	1,000,000	1,011,690
General Motors Financial Co., Inc.
5.400%, 4/6/26	506,000	507,703
Toyota Motor Credit Corp.
(SOFR + 0.77%), 4.562%, 8/7/26 (k)	4,765,000	4,780,242

		27,535,542

Financial Services (1.0%)
Citigroup Global Markets Holdings, Inc.
(SOFR + 0.48%), 4.350%, 1/20/26 (k)	7,000,000	7,001,400
Global Payments, Inc.
2.150%, 1/15/27	1,000,000	979,962

		7,981,362

See Notes to Financial Statements.

1146

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Insurance (7.3%)
Athene Global Funding
(United States SOFR Compounded Index + 0.75%), 4.552%, 7/16/26 (k)§	$2,800,000	$2,803,886
(United States SOFR Compounded Index + 0.83%), 4.626%, 1/7/27 (k)§	2,000,000	2,003,050
(United States SOFR Compounded Index + 1.21%), 4.972%, 3/25/27 (k)§	6,000,000	6,036,535
(United States SOFR Compounded Index + 1.00%), 4.775%, 9/18/28 (k)§	800,000	802,589
F&G Global Funding
1.750%, 6/30/26 §	120,000	118,533
GA Global Funding Trust
1.625%, 1/15/26 §	2,900,000	2,896,972
2.250%, 1/6/27 §	3,000,000	2,944,263
Jackson National Life Global Funding
5.600%, 4/10/26 §	1,400,000	1,405,321
4.900%, 1/13/27 §	3,000,000	3,020,770
(SOFR + 0.95%), 4.727%, 9/12/28 (k)§	1,200,000	1,200,732
New York Life Global Funding
(SOFR + 0.55%), 4.328%, 6/11/27 (k)§	11,000,000	11,021,860
Pacific Life Global Funding II
(SOFR + 0.62%), 4.401%, 6/4/26 (k)§	13,000,000	13,017,550
(SOFR + 0.48%), 4.263%, 2/4/27 (k)§	5,000,000	5,005,380
Reliance Standard Life Global Funding II
1.512%, 9/28/26§	5,490,000	5,375,264
RGA Global Funding
2.000%, 11/30/26 §	500,000	490,499

		58,143,204

Total Financials		165,365,741

Health Care (0.5%)
Health Care Providers & Services (0.4%)
Cigna Group (The)
1.250%, 3/15/26	500,000	497,505
HCA, Inc.
5.250%, 6/15/26	500,000	500,091
4.500%, 2/15/27	1,606,000	1,609,384
(SOFR + 0.87%), 4.642%, 3/1/28 (k)	800,000	802,840

		3,409,820

Pharmaceuticals (0.1%)
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	900,000	894,457

Total Health Care		4,304,277

Industrials (4.3%)
Aerospace & Defense (1.1%)
Boeing Co. (The)
2.196%, 2/4/26	7,940,000	7,925,046
2.250%, 6/15/26	500,000	495,665
General Electric Co.
(CME Term SOFR 3 Month + 0.64%), 4.542%, 5/5/26 (k)	516,000	516,612

		8,937,323

Ground Transportation (0.4%)
Penske Truck Leasing Co. LP
5.750%, 5/24/26 §	1,900,000	1,908,612
3.400%, 11/15/26 §	700,000	695,235
4.200%, 4/1/27 §	300,000	299,966

		2,903,813

Machinery (1.1%)
CNH Industrial Capital LLC
1.450%, 7/15/26	8,100,000	7,976,593
Westinghouse Air Brake Technologies Corp.
3.450%, 11/15/26	940,000	934,762

		8,911,355

Passenger Airlines (0.1%)
Southwest Airlines Co.
3.000%, 11/15/26	1,000,000	990,977

Professional Services (0.0%)†
TR Finance LLC
3.350%, 5/15/26	100,000	99,687

Trading Companies & Distributors (1.6%)
Air Lease Corp.
5.300%, 6/25/26	5,216,000	5,243,084
Aircastle Ltd.
4.250%, 6/15/26	3,000,000	3,000,639
Aviation Capital Group LLC
1.950%, 9/20/26§	4,125,000	4,057,338
GATX Corp.
3.250%, 9/15/26	200,000	199,024

		12,500,085

Total Industrials		34,343,240

Information Technology (2.7%)
Electronic Equipment, Instruments & Components (0.9%)
Amphenol Corp.
(SOFR + 0.53%), 4.311%, 11/15/27 (k)	1,300,000	1,302,773
Flex Ltd.
3.750%, 2/1/26	5,600,000	5,587,792

		6,890,565

IT Services (0.4%)
CGI, Inc.
1.450%, 9/14/26	2,800,000	2,750,485
Kyndryl Holdings, Inc.
2.050%, 10/15/26	654,000	643,295

		3,393,780

Semiconductors & Semiconductor Equipment (0.3%)
Marvell Technology, Inc.
1.650%, 4/15/26	576,000	572,168
NXP BV
5.350%, 3/1/26	600,000	599,832
3.875%, 6/18/26	1,200,000	1,198,560

		2,370,560

See Notes to Financial Statements.

1147

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Software (0.9%)
Oracle Corp.
2.650%, 7/15/26	$5,000,000	$4,959,680
VMware LLC
1.400%, 8/15/26	2,500,000	2,459,615

		7,419,295

Technology Hardware, Storage & Peripherals (0.2%)
Dell International LLC
4.900%, 10/1/26	1,100,000	1,104,832

Total Information Technology		21,179,032

Materials (1.3%)
Containers & Packaging (1.0%)
Berry Global, Inc.
1.570%, 1/15/26	2,900,000	2,896,955
4.875%, 7/15/26 §	5,109,000	5,104,092

		8,001,047

Metals & Mining (0.3%)
Glencore Funding LLC
(United States SOFR Compounded Index + 0.75%), 4.558%, 10/1/26 (k)§	2,400,000	2,400,190

Total Materials		10,401,237

Real Estate (2.5%)
Specialized REITs (2.5%)
American Tower Corp. (REIT)
4.400%, 2/15/26	1,000,000	999,969
1.600%, 4/15/26	3,434,000	3,410,095
1.450%, 9/15/26	3,800,000	3,733,566
Crown Castle, Inc. (REIT)
1.050%, 7/15/26	8,300,000	8,167,724
CubeSmart LP (REIT)
3.125%, 9/1/26	1,100,000	1,092,475
Weyerhaeuser Co. (REIT)
4.750%, 5/15/26	1,030,000	1,033,154
7.350%, 7/1/26	1,232,000	1,250,015

Total Real Estate		19,686,998

Utilities (4.9%)
Electric Utilities (3.5%)
Emera US Finance LP
3.550%, 6/15/26	300,000	299,243
Eversource Energy
4.750%, 5/15/26	693,000	694,565
Series U 1.400%, 8/15/26	4,400,000	4,325,514
FirstEnergy Pennsylvania Electric Co.
5.150%, 3/30/26 §	3,200,000	3,206,598
NextEra Energy Capital Holdings, Inc.
(United States SOFR Compounded Index + 0.76%), 4.556%, 1/29/26 (k)	5,000,000	5,002,202
Pacific Gas and Electric Co.
3.150%, 1/1/26	4,000,000	3,999,989
Southern California Edison Co.
4.900%, 6/1/26	1,300,000	1,302,818
4.400%, 9/6/26	1,200,000	1,202,759
Series 20C 1.200%, 2/1/26	2,600,000	2,593,348
Series D 4.700%, 6/1/27	2,800,000	2,820,991
Virginia Electric and Power Co.
Series A
3.150%, 1/15/26	2,696,000	2,694,742

		28,142,769

Gas Utilities (0.1%)
Brooklyn Union Gas Co. (The)
3.407%, 3/10/26 §	600,000	599,061

Multi-Utilities (1.3%)
Black Hills Corp.
3.950%, 1/15/26	2,500,000	2,499,476
3.150%, 1/15/27	150,000	148,590
CenterPoint Energy, Inc.
1.450%, 6/1/26	8,000,000	7,913,299

		10,561,365

Total Utilities		39,303,195

Total Corporate Bonds		364,463,714

Foreign Government Securities (0.9%)
Kommunalbanken A/S
(United States SOFR Compounded Index + 0.40%), 4.071%, 3/3/28 (k)§	7,350,000	7,361,617

Total Foreign Government Securities		7,361,617

Mortgage-Backed Securities (0.2%)
FHLMC
6.329%, 1/1/34 (l)	1,275	1,301
6.301%, 11/1/35 (l)	3,695	3,824
6.395%, 7/1/36 (l)	81,418	83,302
6.195%, 9/1/36 (l)	26,143	26,759
6.181%, 10/1/36 (l)	28,248	29,018
FNMA
6.346%, 11/1/34 (l)	29,523	30,254
6.375%, 1/1/35 (l)	1,153	1,179
5.943%, 7/1/35 (l)	1,554	1,580
6.478%, 12/1/35 (l)	12,134	12,521
6.824%, 3/1/36 (l)	13,897	14,396
5.277%, 3/1/44 (l)	38,425	38,227
5.277%, 7/1/44 (l)	330	328
5.277%, 10/1/44 (l)	2,717	2,703
FNMA UMBS
3.000%, 12/1/26	1,345,920	1,337,961

Total Mortgage-Backed Securities		1,583,353

Municipal Bonds (0.2%)
University of Tulane, Series 2007C, NATL-RE
(CME Term SOFR 3 Month + 0.30%), 4.413%, 2/15/36 (k)	1,880,000	1,754,332

Total Municipal Bonds		1,754,332

U.S. Government Agency Securities (5.9%)
FHLB
1.000%, 3/23/26	17,550,000	17,445,033
1.020%, 2/24/27	30,000,000	29,162,769

Total U.S. Government Agency Securities		46,607,802

See Notes to Financial Statements.

1148

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (0.4%)
U.S. Treasury Inflation Linked Notes
2.125%, 4/15/29 TIPS	$3,168,597	$3,237,771

Total U.S. Treasury Obligations		3,237,771

Total Long-Term Debt Securities (95.7%) (Cost $771,020,709)		764,316,519

SHORT-TERM INVESTMENTS:
Commercial Paper (2.0%)
Air Lease Corp.
4.07%, 1/15/26 (n)(p)§	2,600,000	2,595,597
AMETEK, Inc.
3.84%, 1/12/26 (n)(p)§	1,600,000	1,597,957
HCA, Inc.
3.99%, 1/7/26 (n)(p)§	1,200,000	1,199,069
4.01%, 1/13/26 (n)(p)§	700,000	698,987
Jabil, Inc.
4.39%, 1/14/26 (n)(p)§	8,000,000	7,986,357
Southern California Edison Co.
4.03%, 1/5/26 (n)(p)§	800,000	799,553
4.04%, 1/6/26 (n)(p)§	1,000,000	999,328

Total Commercial Paper		15,876,848

U.S. Government Agency Securities (0.9%)
FHLB
3.45%, 2/25/26 (o)(p)	1,700,000	1,690,934
3.49%, 3/20/26 (o)(p)	2,900,000	2,877,943
3.52%, 6/24/26 (o)(p)	3,000,000	2,949,542

Total U.S. Government Agency Securities		7,518,419

Total Short-Term Investments (2.9%) (Cost $23,396,378)		23,395,267

Total Investments in Securities (98.6%) (Cost $794,417,087)		787,711,786

Other Assets Less Liabilities (1.4%)		11,084,421

Net Assets (100%)		$798,796,207

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2025, the market value of these securities amounted to $295,682,194 or 37.0% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2025. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2025.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2025.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025, the market value or fair value, as applicable, of these securities amounted to $5,187,335 or 0.6% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(o)	Discount Note Security. Effective rate calculated as of December 31, 2025.
(p)	Yield to maturity.
(r)	Fair value determined using significant unobservable inputs.

Glossary:
ARM	—	Adjustable Rate Mortgage
CME	—	Chicago Mercantile Exchange
CLO	—	Collateralized Loan Obligation
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
NATL-RE	—	Insured by National Public Finance Guarantee Corp.
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TIPS	—	Treasury Inflation Protected Security
UMBS	—	Uniform Mortgage-Backed Securities
USD	—	United States Dollar

See Notes to Financial Statements.

1149

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	986	3/2026	USD	107,774,423	(205,260)
3 Month SOFR	270	3/2028	USD	65,302,875	(64,077)

					(269,337)

Short Contracts
U.S. Treasury 2 Year Note	(1,465)	3/2026	USD	(305,875,976)	(125,990)
U.S. Treasury 10 Year Note	(2)	3/2026	USD	(224,875)	388
U.S. Treasury 10 Year Ultra Note	(158)	3/2026	USD	(18,172,469)	12,471
U.S. Treasury Ultra Bond	(99)	3/2026	USD	(11,682,000)	115,179

					2,048

					(267,289)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$187,453,264	$—		$187,453,264
Collateralized Mortgage Obligations	—	146,987,083	—	(a)	146,987,083
Commercial Mortgage-Backed Securities	—	4,867,583	—		4,867,583
Corporate Bonds
Communication Services	—	3,779,910	—		3,779,910
Consumer Discretionary	—	39,238,299	—		39,238,299
Consumer Staples	—	14,666,091	—		14,666,091
Energy	—	12,195,694	—		12,195,694
Financials	—	165,365,741	—		165,365,741
Health Care	—	4,304,277	—		4,304,277
Industrials	—	34,343,240	—		34,343,240
Information Technology	—	21,179,032	—		21,179,032
Materials	—	10,401,237	—		10,401,237
Real Estate	—	19,686,998	—		19,686,998
Utilities	—	39,303,195	—		39,303,195
Foreign Government Securities	—	7,361,617	—		7,361,617
Futures	128,038	—	—		128,038
Mortgage-Backed Securities	—	1,583,353	—		1,583,353
Municipal Bonds	—	1,754,332	—		1,754,332

See Notes to Financial Statements.

1150

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Commercial Paper	$—	$15,876,848	$—	$15,876,848
U.S. Government Agency Securities	—	7,518,419	—	7,518,419
U.S. Government Agency Securities	—	46,607,802	—	46,607,802
U.S. Treasury Obligations	—	3,237,771	—	3,237,771

Total Assets	$128,038	$787,711,786	$—	$787,839,824

Liabilities:
Futures	$(395,327)	$—	$—	$(395,327)

Total Liabilities	$(395,327)	$—	$—	$(395,327)

Total	$(267,289)	$787,711,786	$—	$787,444,497

(a)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$128,038	*

Total		$128,038

	Liability Derivatives
Interest rate contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(395,327	)*

Total		$(395,327)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$524,806	$524,806

Total	$524,806	$524,806

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$(753,493)	$(753,493)

Total	$(753,493)	$(753,493)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$195,925,000
Average notional value of contracts — short	345,793,000

See Notes to Financial Statements.

1151

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Sale-Buyback Transactions:

The average amount of borrowings while outstanding for 56 days during the year ended December 31, 2025, was approximately $10,169,000 at a weighted average interest rate of 4.46%.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$391,701,077
Long-term U.S. government debt securities	22,820,975

$414,522,052

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$382,812,393
Long-term U.S. government debt securities	30,454,362

$413,266,755

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,305,253
Aggregate gross unrealized depreciation	(14,509,130)

Net unrealized depreciation	$(12,203,877)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$799,648,374

See Notes to Financial Statements.

1152

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (Cost $794,417,087)	$787,711,786
Cash	4,751,493
Cash held as collateral at broker for futures	2,521,000
Dividends, interest and other receivables	4,225,552
Due from broker for futures variation margin	445,447
Receivable for Portfolio shares sold	128,876
Receivable for securities sold	112,758
Other assets	3,442

Total assets	799,900,354

LIABILITIES
Payable for Portfolio shares repurchased	337,936
Investment management fees payable	282,502
Administrative fees payable	60,823
Distribution fees payable – Class IB	43,140
Accrued expenses	379,746

Total liabilities	1,104,147

Commitments and contingent liabilities^
NET ASSETS	$798,796,207

Net assets were comprised of:
Paid in capital	$815,905,649
Total distributable earnings (loss)	(17,109,442)

Net assets	$798,796,207

Class IB
Net asset value, offering and redemption price per share, $202,878,752 / 20,556,664 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.87

Class K
Net asset value, offering and redemption price per share, $595,917,455 / 60,475,746 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.85

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Interest	$38,492,791
Securities lending (net)	6,082

Total income	38,498,873

EXPENSES
Investment management fees	4,012,995
Administrative fees	729,145
Distribution fees – Class IB	525,076
Professional fees	107,487
Custodian fees	67,500
Interest expense	61,951
Printing and mailing expenses	54,208
Trustees’ fees	27,400
Miscellaneous	63,016

Gross expenses	5,648,778
Less: Waiver from investment manager	(712,723)

Net expenses	4,936,055

NET INVESTMENT INCOME (LOSS)	33,562,818

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	144,048
Futures contracts	524,806
Foreign currency transactions	1

Net realized gain (loss)	668,855

Change in unrealized appreciation (depreciation) on:
Investments in securities	3,169,407
Futures contracts	(753,493)

Net change in unrealized appreciation (depreciation)	2,415,914

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,084,769

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,647,587

See Notes to Financial Statements.

1153

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$33,562,818	$38,242,592
Net realized gain (loss)	668,855	1,039,846
Net change in unrealized appreciation (depreciation)	2,415,914	8,559,068

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	36,647,587	47,841,506

Distributions to shareholders:
Class IB	(8,268,318)	(9,181,589)
Class K	(25,644,938)	(29,370,535)

Total distributions to shareholders	(33,913,256)	(38,552,124)

Tax return of capital:
Class IB	(9,414)	(19,046)
Class K	(29,197)	(60,924)

Total tax return of capital	(38,611)	(79,970)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 635,005 shares, respectively ]	—	6,238,369
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (4,131,893) shares, respectively ]	—	(41,367,095)
Capital shares repurchased [ 0 and (465,926) shares, respectively ]	—	(4,593,171)

Total Class IA transactions	—	(39,721,897)

Class IB
Capital shares sold [ 4,879,048 and 4,242,195 shares, respectively ]	48,824,503	42,685,982
Capital shares issued in connection with share class combination (Note 1) [ 0 and 4,124,483 shares, respectively ]	—	41,367,095
Capital shares issued in reinvestment of dividends [ 840,379 and 936,556 shares, respectively ]	8,277,732	9,200,635
Capital shares repurchased [ (5,955,239) and (3,971,391) shares, respectively ]	(59,921,393)	(39,842,703)

Total Class IB transactions	(2,819,158)	53,411,009

Class K
Capital shares sold [ 6,733,235 and 5,210,334 shares, respectively ]	67,815,719	52,175,104
Capital shares issued in reinvestment of dividends [ 2,611,814 and 3,000,927 shares, respectively ]	25,674,135	29,431,459
Capital shares repurchased [ (11,842,360) and (8,127,401) shares, respectively ]	(118,620,894)	(81,546,935)

Total Class K transactions	(25,131,040)	59,628

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(27,950,198)	13,748,740

TOTAL INCREASE (DECREASE) IN NET ASSETS	(25,254,478)	22,958,152
NET ASSETS:
Beginning of year	824,050,685	801,092,533

End of year	$798,796,207	$824,050,685

See Notes to Financial Statements.

1154

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.85	$9.74	$9.61	$9.81	$9.90

Income (loss) from investment operations:
Net investment income (loss) (e)	0.40	0.45	0.37	0.12	0.01
Net realized and unrealized gain (loss)	0.04	0.12	0.16	(0.18)	(0.06)

Total from investment operations	0.44	0.57	0.53	(0.06)	(0.05)

Less distributions:
Dividends from net investment income	(0.42)	(0.46)	(0.40)	(0.13)	(0.03)
Distributions from net realized gains	—	—	—	(0.01)	—
Tax return of capital	— #	— #	—	—	(0.01)

Total dividends and distributions	(0.42)	(0.46)	(0.40)	(0.14)	(0.04)

Net asset value, end of year	$9.87	$9.85	$9.74	$9.61	$9.81

Total return	4.47%	5.89%	5.56%	(0.57)%	(0.49)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$202,879	$204,787	$150,658	$137,509	$132,699
Ratio of expenses to average net assets:
After waivers (f)(g)	0.80%	0.81%	0.88%	0.80%	0.80%
Before waivers (f)(g)	0.89%	0.90%	0.97%	0.88%	0.86%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	3.98%	4.48%	3.78%	1.27%	0.12%
Before waivers (f)	3.89%	4.39%	3.69%	1.20%	0.07%
Portfolio turnover rate ^	65%	77%	63%	24%	116%
Class K	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.83	$9.73	$9.59	$9.80	$9.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.42	0.47	0.40	0.14	0.04
Net realized and unrealized gain (loss)	0.04	0.12	0.17	(0.18)	(0.06)

Total from investment operations	0.46	0.59	0.57	(0.04)	(0.02)

Less distributions:
Dividends from net investment income	(0.44)	(0.49)	(0.43)	(0.16)	(0.05)
Distributions from net realized gains	—	—	—	(0.01)	—
Tax return of capital	— #	— #	—	—	(0.01)

Total dividends and distributions	(0.44)	(0.49)	(0.43)	(0.17)	(0.06)

Net asset value, end of year	$9.85	$9.83	$9.73	$9.59	$9.80

Total return	4.73%	6.05%	5.94%	(0.43)%	(0.16)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$595,917	$619,264	$611,887	$627,542	$782,046
Ratio of expenses to average net assets:
After waivers (f)(g)	0.55%	0.56%	0.63%	0.55%	0.55%
Before waivers (f)(g)	0.64%	0.65%	0.72%	0.63%	0.61%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	4.23%	4.74%	4.02%	1.45%	0.37%
Before waivers (f)	4.14%	4.65%	3.93%	1.38%	0.31%
Portfolio turnover rate ^	65%	77%	63%	24%	116%
^	Portfolio turnover rate excludes derivatives, if any.
#	Per share amount is less than $0.005.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.01%, 0.02%, 0.09%, and 0.01% for the years ended December 31, 2025, 2024, 2023, and 2022, respectively.

See Notes to Financial Statements.

1155

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (2.2%)
AB Issuer LLC,
Series 2021-1 A2 3.734%, 7/30/51§		$324,890	$308,066
ACM Auto Trust,
Series 2024-2A A 6.060%, 2/20/29§		38,164	38,170
ACREC Ltd.,
Series 2021-FL1 A 4.999%, 10/16/36 (l)§		146,636	146,521
Affirm Asset Securitization Trust,
Series 2025-X1 A 5.080%, 4/15/30§		57,671	57,767
Air Canada Pass-Through Trust,
Series 2017-1 AA 3.300%, 1/15/30§		384,960	363,247
American Airlines Pass-Through Trust,
Series 2019-1 AA 3.150%, 2/15/32		491,097	460,422
Series 2021-1 A 2.875%, 7/11/34		671,304	611,211
American Credit Acceptance Receivables Trust,
Series 2025-2 B 4.850%, 5/14/29§		259,000	260,618
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1 A 5.434%, 1/15/37 (l)§		323,155	323,155
Arivo Acceptance Auto Loan Receivables Trust,
Series 2025-1A A2 4.920%, 5/15/29§		137,000	136,992
Atlas Senior Loan Fund XV Ltd.,
Series 2019-15A A1R 5.080%, 10/23/32 (l)§		398,398	398,727
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-3A A 5.440%, 2/22/28§		185,000	187,255
Bain Capital Credit CLO Ltd.,
Series 2019-3A ARR 4.900%, 10/21/34 (l)§		500,000	499,200
BlueMountain Fuji Eur CLO V DAC,
Series 5A A 2.919%, 1/15/33 (l)§	EUR	482,441	566,450
Brex Commercial Charge Card Master Trust,
Series 2024-1 A1 6.050%, 7/15/27§		$165,000	165,141
BRSP Ltd.,
Series 2021-FL1 A 4.996%, 8/19/38 (l)§		291,991	291,633
Canyon Capital CLO Ltd.,
Series 2019-2A AR2 4.915%, 10/15/34 (l)§		600,000	598,677
Capital Four US CLO II Ltd.,
Series 2022-1A AR 5.784%, 1/20/37 (l)§		500,000	500,240
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-3A ARRR 4.974%, 7/20/34 (l)§		500,000	500,129
CarVal CLO III Ltd.,
Series 2019-2A AR2 4.874%, 7/20/32 (l)§		557,177	557,224
Carvana Auto Receivables Trust,
Series 2021-N3 C 1.020%, 6/12/28		11,608	11,189
Series 2021-P4 D 2.610%, 9/11/28		169,000	162,369
College Ave Student Loans LLC,
Series 2021-C A2 2.320%, 7/26/55§		121,098	110,775
CVS Pass-Through Trust,
5.789%, 1/10/26§		3,238	3,238
Dext ABS LLC,
Series 2023-1 A2 5.990%, 3/15/32§		57,223	57,493
Diamond Issuer LLC,
Series 2021-1A A 2.305%, 11/20/51§		325,933	312,807
Dryden 54 Senior Loan Fund,
Series 2017-54A AR 5.034%, 10/19/29 (l)§		68,977	68,981
Elevation CLO Ltd.,
Series 2022-16A A1AR 4.988%, 7/25/34 (l)§		600,000	600,097
Equify ABS LLC,
Series 2024-1A A 5.430%, 4/18/33§		70,496	70,610
FIGRE Trust,
Series 2025-HE7 A 5.150%, 11/25/55 (l)§		272,067	271,915
Series 2025-HE8 A 5.206%, 11/25/55 (l)§		273,459	273,584
First Investors Auto Owner Trust,
Series 2021-2A C 1.470%, 11/15/27§		94,380	94,029
Ford Credit Auto Lease Trust,
Series 2024-A A4 5.050%, 6/15/27		500,000	502,145
Ford Credit Auto Owner Trust,
Series 2021-1 D 2.310%, 10/17/33§		245,000	243,269
GCI Funding I LLC,
Series 2021-1 A 2.380%, 6/18/46§		100,715	94,567
Go Mortgage LLC,
2.435%, 8/15/26 (l)		176,000	174,413
2.638%, 8/15/26 (l)		12,000	11,730
GreenSky Home Improvement Issuer Trust,
Series 2025-1A A3 5.320%, 3/25/60§		400,000	405,701
Greywolf CLO III Ltd.,
Series 2020-3RA A1R2 5.087%, 4/22/33 (l)§		522,792	523,095
Harvest CLO XXII DAC,
Series 22A AR 2.859%, 1/15/32 (l)§	EUR	550,276	646,059
Hyundai Auto Lease Securitization Trust,
Series 2024-A A3 5.020%, 3/15/27§		$294,234	294,905
JetBlue Pass-Through Trust,
Series 2020-1 A 4.000%, 11/15/32		605,534	570,948
JP Morgan Mortgage Trust,
Series 2025-CES7 A1A 5.055%, 4/25/56 (e)§		257,198	257,731

See Notes to Financial Statements.

1156

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Series 2025-HE3 A1 5.268%, 3/20/56 (l)§	$261,659	$262,147
Lendbuzz Securitization Trust,
Series 2023-1A A2 6.920%, 8/15/28§	98,009	99,086
Series 2023-2A A2 7.090%, 10/16/28§	43,841	44,438
Lendmark Funding Trust,
Series 2021-1A A 1.900%, 11/20/31§	800,000	779,152
Madison Park Funding XLVI Ltd.,
Series 2020-46A ARR 4.905%, 10/15/34 (l)§	600,000	599,291
Mariner Finance Issuance Trust,
Series 2021-AA A 1.860%, 3/20/36§	800,000	787,591
MMAF Equipment Finance LLC,
Series 2024-A A2 5.200%, 9/13/27§	146,093	146,504
MVW LLC,
Series 2021-2A B 1.830%, 5/20/39§	43,602	41,414
Navesink CLO 2 Ltd.,
Series 2024-2A A1 5.175%, 4/15/36 (l)§	500,000	500,000
Neighborly Issuer,
Series 2022-1A A2 3.695%, 1/30/52§	228,113	215,556
Series 2023-1A A2 7.308%, 1/30/53§	243,125	245,881
Nelnet Student Loan Trust,
Series 2021-BA B 2.680%, 4/20/62§	100,000	89,478
Series 2021-CA B 2.530%, 4/20/62§	147,147	130,426
Series 2021-DA B 2.900%, 4/20/62§	132,000	118,783
Series 2023-AA AFL 6.118%, 2/20/41 (l)§	231,933	238,836
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A AR 4.844%, 7/16/36 (l)§	469,642	469,598
NMEF Funding LLC,
Series 2024-A A2 5.150%, 12/15/31§	108,904	109,586
OCCU Auto Receivables Trust,
Series 2025-1A A2 4.820%, 4/17/28§	170,365	170,617
OCP CLO Ltd.,
Series 2024-34A A1 5.265%, 10/15/37 (l)§	250,000	250,520
Oportun Funding Trust,
Series 2024-3 A 5.260%, 8/15/29§	17,349	17,350
Series 2025-1 A 4.960%, 8/16/32§	32,778	32,794
Oportun Issuance Trust,
Series 2024-2 A 5.860%, 2/9/32§	4,318	4,318
Pagaya AI Debt Grantor Trust,
Series 2024-5 A 6.278%, 10/15/31§	37,827	38,075
Series 2024-9 B 5.306%, 3/15/32§	167,003	167,531
Series 2025-5 A 4.865%, 3/15/33 (l)§	154,468	154,880
Pagaya AI Debt Trust,
Series 2024-2 A 6.319%, 8/15/31§	31,774	31,921
Series 2024-3 A 6.258%, 10/15/31§	116,419	117,107
Prestige Auto Receivables Trust,
Series 2025-1A A2 4.870%, 12/15/27§	149,652	149,844
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A 5.046%, 11/25/36 (l)§	87,415	87,394
Research-Driven Pagaya Motor Asset Trust,
Series 2025-4A A2 5.124%, 4/25/34§	275,313	276,401
Research-Driven Pagaya Motor Trust,
Series 2024-1A A 7.090%, 6/25/32§	45,508	45,713
SoFi Consumer Loan Program Trust,
Series 2025-4 A 4.240%, 8/25/35§	154,041	154,138
STWD Ltd.,
Series 2022-FL3 A 5.334%, 11/15/38 (l)§	290,062	289,168
Sunrun Demeter Issuer LLC,
Series 2021-2A A 2.270%, 1/30/57§	632,654	578,234
Symphony CLO XXXII Ltd.,
Series 2022-32A AR 5.196%, 10/23/35 (l)§	700,000	700,094
Tesla Auto Lease Trust,
Series 2024-A A3 5.300%, 6/21/27§	51,776	51,961
Tricolor Auto Securitization Trust,
Series 2024-2A A 6.360%, 12/15/27§	20,863	20,150
United Airlines Pass-Through Trust,
Series 2020-1 A 5.875%, 10/15/27	306,052	312,963
Series 2023-1 A 5.800%, 1/15/36	279,891	292,305
United States Small Business Administration,
Series 2008-20G 1 5.870%, 7/1/28	29,720	30,004
Venture 32 CLO Ltd.,
Series 2018-32A A1 5.246%, 7/18/31 (l)§	183,479	183,727
Voya CLO Ltd.,
Series 2019-2A AR 5.084%, 7/20/32 (l)§	345,854	346,062

Total Asset-Backed Securities		22,113,533

Collateralized Mortgage Obligations (1.9%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1 5.404%, 9/25/35 (l)	23,403	20,374
Alternative Loan Trust,
Series 2005-80CB 1A1 6.000%, 2/25/36	227,614	198,182

See Notes to Financial Statements.

1157

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
Series 2005-J12 2A1 4.386%, 8/25/35 (l)		$349,408	$178,258
Series 2006-OA22 A1 4.166%, 2/25/47 (l)		59,227	55,698
Series 2006-OA6 1A2 4.266%, 7/25/46 (l)		23,123	21,351
Series 2007-14T2 A1 6.000%, 7/25/37		370,707	189,553
Series 2007-OH1 A1D 4.056%, 4/25/47 (l)		34,994	31,292
AREIT Trust,
Series 2022-CRE6 A 5.187%, 1/20/37 (l)§		240,082	239,637
Banc of America Funding Trust,
Series 2004-A 1A3 6.619%, 9/20/34 (l)		3,558	3,626
Series 2006-H 4A2 4.654%, 9/20/46 (l)		63,462	57,318
Series 2006-J 4A1 4.787%, 1/20/47 (l)		3,430	2,966
Bear Stearns ALT-A Trust,
Series 2005-7 22A1 4.791%, 9/25/35 (l)		81,572	43,358
Series 2006-4 21A1 4.559%, 8/25/36 (l)		33,766	20,480
Bear Stearns ARM Trust,
Series 2003-9 2A1 5.613%, 2/25/34 (l)		11,806	11,108
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5 1A1 4.006%, 12/25/46 (l)		260,222	232,910
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1 5.000%, 1/26/36 (l)		24,974	17,401
Chase Home Lending Mortgage Trust,
Series 2023-RPL2 A1 3.250%, 3/25/63 (l)§		423,787	383,606
Series 2024-7 A11 5.174%, 6/25/55 (l)§		337,228	338,186
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3 5.946%, 4/25/47 (l)§		31,570	32,068
CHL Mortgage Pass-Through Trust,
Series 2005-11 3A1 3.647%, 4/25/35 (l)		43,354	30,523
Series 2005-2 1A1 4.486%, 3/25/35 (l)		21,089	19,563
CIM Trust,
Series 2023-I2 A1 6.639%, 12/25/67 (e)§		311,796	313,111
Citigroup Mortgage Loan Trust,
Series 2005-3 2A2A 5.395%, 8/25/35 (l)		2,481	2,362
Series 2009-7 5A2 5.500%, 12/25/35§		266,678	126,737
Series 2024-1 A11 5.224%, 7/25/54 (l)§		298,816	300,220
Connecticut Avenue Securities,
Series 2025-R01 1A1 4.824%, 1/25/45 (l)§		244,490	244,491
Connecticut Avenue Securities Trust,
Series 2021-R01 1M2 5.424%, 10/25/41 (l)§		243,579	244,564
Series 2021-R03 1M2 5.524%, 12/25/41 (l)§		122,411	123,082
Series 2022-R02 2M1 5.074%, 1/25/42 (l)§		4,011	4,009
Series 2023-R01 1M1 6.274%, 12/25/42 (l)§		143,650	146,505
Series 2023-R02 1M1 6.174%, 1/25/43 (l)§		85,100	86,765
Series 2023-R04 1M1 6.174%, 5/25/43 (l)§		160,373	163,389
Series 2023-R05 1M1 5.774%, 6/25/43 (l)§		119,219	120,155
Series 2024-R05 2M1 4.874%, 7/25/44 (l)§		19,630	19,618
Series 2025-R02 1A1 4.874%, 2/25/45 (l)§		72,667	72,779
Series 2025-R03 2M1 5.474%, 3/25/45 (l)§		148,078	148,260
Series 2025-R05 2M1 5.074%, 7/25/45 (l)§		231,278	231,579
Series 2025-R06 1A1 4.774%, 9/25/45 (l)§		88,776	88,836
Series 2025-R06 1M1 4.824%, 9/25/45 (l)§		116,545	116,607
CSMC Mortgage-Backed Trust,
Series 2006-6 1A8 6.000%, 7/25/36		383,169	166,420
EMF-NL Prime BV,
Series 2008-APRX A2 2.816%, 4/17/41 (l)(m)	EUR	17,805	20,865
Eurohome UK Mortgages plc,
Series 2007-1 A 3.999%, 6/15/44 (l)(m)	GBP	47,244	63,546
Eurosail-UK plc,
Series 2007-4X A3 4.799%, 6/13/45 (l)(m)		167,035	224,757
FHLMC,
Series 4790 F 4.288%, 10/15/43 (l)		$182,920	179,175
Series 4989 FA 4.673%, 8/15/40 (l)		149,057	146,595
Series 4989 FB 4.673%, 10/15/40 (l)		108,815	106,962
FHLMC STACR REMIC Trust,
Series 2021-DNA5 M2 5.524%, 1/25/34 (l)§		29,600	29,683
Series 2021-DNA7 M2 5.674%, 11/25/41 (l)§		405,614	408,636
Series 2022-DNA4 M1B 7.224%, 5/25/42 (l)§		227,990	235,258
Series 2022-DNA5 M1B 8.374%, 6/25/42 (l)§		406,679	427,787
Series 2022-DNA7 M1A 6.374%, 3/25/52 (l)§		87,661	88,532
Series 2023-DNA1 M1A 5.965%, 3/25/43 (l)§		90,415	91,530
Series 2023-DNA2 M1A 5.965%, 4/25/43 (l)§		194,321	197,011

See Notes to Financial Statements.

1158

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
Series 2023-HQA1 M1A 5.874%, 5/25/43 (l)§		$243,417	$245,347
Series 2023-HQA2 M1A 5.874%, 6/25/43 (l)§		40,442	40,506
Series 2024-HQA2 M1 5.074%, 8/25/44 (l)§		146,380	146,496
Series 2025-DNA3 A1 4.824%, 9/25/45 (l)§		248,049	248,116
Series 2025-DNA4 M1 4.974%, 10/25/45 (l)§		208,661	208,824
Series 2025-HQA1 A1 4.824%, 2/25/45 (l)§		139,347	139,257
FNMA,
Series 2012-123 LF 4.369%, 11/25/42 (l)		63,934	63,528
Series 2025-83 FA 4.974%, 10/25/55 (l)		392,219	393,560
GNMA,
Series 2015-H20 FB 4.714%, 8/20/65 (l)		99,544	99,637
Series 2016-H11 F 4.914%, 5/20/66 (l)		116,037	116,472
Series 2016-H15 FA 4.914%, 7/20/66 (l)		92,669	93,017
Series 2017-H10 FB 5.592%, 4/20/67 (l)		391,348	395,989
Series 2022-H02 FN 4.418%, 1/20/72 (l)		263,041	260,644
Series 2022-H26 DF 4.938%, 12/20/72 (l)		301,133	305,054
Series 2023-H01 FA 4.718%, 1/20/73 (l)		390,292	391,666
Series 2023-H02 FA 4.818%, 1/20/73 (l)		290,683	292,987
Series 2023-H02 FB 4.818%, 1/20/73 (l)		687,760	691,180
Series 2023-H28 F 4.968%, 12/20/73 (l)		486,704	492,208
Series 2023-H28 GF 4.818%, 12/20/73 (l)		905,815	913,683
Go Mortgage LLC,
1.433%, 8/15/26 (l)		35,412	35,297
GSR Mortgage Loan Trust,
Series 2005-8F 4A1 6.000%, 11/25/35		344,350	112,518
Series 2005-AR6 2A1 4.951%, 9/25/35 (l)		21,575	20,659
Series 2006-AR2 2A1 4.151%, 4/25/36 (l)		56,163	33,085
Series 2007-AR1 2A1 4.147%, 3/25/47 (l)		146,236	76,811
HarborView Mortgage Loan Trust,
Series 2006-13 A 4.026%, 11/19/46 (l)		31,884	24,891
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1 4.116%, 7/25/35 (l)		126,999	79,821
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR11 A3 3.662%, 8/25/35 (l)		236,185	173,815
Series 2006-AR39 A1 4.206%, 2/25/37 (l)		362,222	329,503
JP Morgan Mortgage Trust,
Series 2006-A3 6A1 4.951%, 8/25/34 (l)		10,087	10,085
Series 2007-A1 3A3 5.191%, 7/25/35 (l)		18,509	17,759
Series 2007-S3 1A90 7.000%, 8/25/37		46,292	21,859
Series 2024-VIS1 A1 5.990%, 7/25/64 (l)§		379,714	383,160
Ludgate Funding plc,
Series 2007-1 A2A 4.040%, 1/1/61 (l)(m)	GBP	330,529	435,743
Series 2008-W1X A1 4.480%, 1/1/61 (l)(m)		38,931	52,066
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1 3A 5.630%, 12/25/32 (l)		$5,112	5,024
MortgageIT Mortgage Loan Trust,
Series 2006-1 1A1 4.306%, 4/25/36 (l)		119,902	115,605
OBX Trust,
Series 2024-HYB2 A1 3.695%, 4/25/53 (l)§		353,366	350,416
PRKCM Trust,
Series 2022-AFC2 A1 5.335%, 8/25/57 (l)§		317,047	316,764
Series 2023-AFC3 A1 6.584%, 9/25/58 (e)(l)§		278,844	280,379
PRPM Trust,
Series 2023-NQM3 A1 6.221%, 11/25/68 (e)§		322,310	325,447
RALI Trust,
Series 2005-QO2 A1 5.389%, 9/25/45 (l)		148,951	129,251
Series 2006-QA6 A1 4.226%, 7/25/36 (l)		287,224	268,728
Reperforming Loan REMIC Trust,
Series 2006-R1 AF1 4.186%, 1/25/36 (l)§		71,840	68,172
Residential Asset Securitization Trust,
Series 2005-A15 5A1 5.750%, 2/25/36		13,319	4,640
Series 2006-A12 A1 6.250%, 11/25/36		167,589	58,048
Sequoia Mortgage Trust,
Series 10 2A1 4.608%, 10/20/27 (l)		43	42
Series 2003-4 2A1 4.548%, 7/20/33 (l)		4,710	4,730
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1 4.346%, 7/19/35 (l)		33,012	32,101
Series 2006-AR3 11A1 4.266%, 4/25/36 (l)		107,995	99,066
Series 2006-AR6 1A3 4.226%, 7/25/46 (l)		495,566	402,670
Towd Point Mortgage Funding plc,
Series 2024-GR6A A1 4.677%, 7/20/53 (l)§	GBP	336,062	453,401
Towd Point Mortgage Trust,
Series 2022-1 A1 3.750%, 7/25/62 (l)§		$320,183	307,908

See Notes to Financial Statements.

1159

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Series 2024-5 A1A 4.606%, 10/25/64 (l)§	$490,320	$492,509
UWM Mortgage Trust,
Series 2021-INV3 A9 5.000%, 11/25/51 (l)§	605,440	565,672
Verus Securitization Trust,
Series 2023-1 A1 5.850%, 12/25/67 (e)§	307,385	306,421
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR14 1A4 4.002%, 11/25/36 (l)	214,142	192,794
Series 2006-AR9 1A 5.029%, 8/25/46 (l)	55,028	51,051

Total Collateralized Mortgage Obligations		19,243,366

Commercial Mortgage-Backed Securities (0.8%)
ALA Trust,
Series 2025-OANA A 5.494%, 6/15/40 (l)§	193,002	193,725
BANK,
Series 2022-BNK40 A4 3.390%, 3/15/64 (l)	700,000	655,167
Benchmark Mortgage Trust,
Series 2019-B9 A5 4.016%, 3/15/52	800,000	787,788
Series 2022-B33 A5 3.458%, 3/15/55	800,000	745,043
BFLD Trust,
Series 2020-EYP A 5.015%, 10/15/35 (l)§	800,000	636,371
BHMS Commercial Mortgage Trust,
Series 2025-ATLS A 5.600%, 8/15/42 (l)§	151,000	151,378
BX Commercial Mortgage Trust,
Series 2019-IMC E 5.946%, 4/15/34 (l)§	133,619	131,374
Series 2021-XL2 A 4.553%, 10/15/38 (l)§	122,783	122,169
Commercial Mortgage Trust,
Series 2012-CR5 E 4.541%, 12/10/45 (l)§	151,235	141,773
Series 2016-COR1 ASB 2.972%, 10/10/49	240,097	239,470
DOLP Trust,
Series 2021-NYC A 2.956%, 5/10/41§	1,000,000	899,374
EQUS Mortgage Trust,
Series 2021-EQAZ A 4.770%, 10/15/38 (l)§	476,902	476,314
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22 XA 0.404%, 9/15/47 IO (l)	320,442	75
Natixis Commercial Mortgage Securities Trust,
Series 2019-MILE A 5.330%, 7/15/36 (l)§	144,306	137,925
New Orleans Hotel Trust,
Series 2019-HNLA A 4.787%, 4/15/32 (l)§	500,000	499,202
NYO Commercial Mortgage Trust,
Series 2021-1290 A 4.960%, 11/15/38 (l)§	800,000	798,548
SFO Commercial Mortgage Trust,
Series 2021-555 A 5.014%, 5/15/38 (l)§	800,000	797,612
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6 C 4.343%, 11/15/49 (l)	275,000	268,139

Total Commercial Mortgage- Backed Securities		7,681,447

Corporate Bonds (11.7%)
Communication Services (0.4%)
Diversified Telecommunication Services (0.1%)
AT&T, Inc.
4.350%, 3/1/29	800,000	803,586
NBN Co. Ltd.
4.250%, 10/1/29§	500,000	500,521

		1,304,107

Interactive Media & Services (0.1%)
Alphabet, Inc.
4.700%, 11/15/35	42,000	42,095
5.450%, 11/15/55	75,000	73,712
5.700%, 11/15/75	75,000	73,822
Meta Platforms, Inc.
5.500%, 11/15/45	102,000	99,189
5.750%, 11/15/65	105,000	100,294

		389,112

Media (0.1%)
Charter Communications Operating LLC
2.250%, 1/15/29	907,000	848,598
Cox Communications, Inc.
5.700%, 6/15/33§	88,000	88,731
Paramount Global
2.900%, 1/15/27	100,000	98,382
Time Warner Cable LLC
4.500%, 9/15/42	290,000	223,634

		1,259,345

Wireless Telecommunication Services (0.1%)
Telefonica Europe BV
8.250%, 9/15/30	100,000	114,730
T-Mobile USA, Inc.
4.850%, 1/15/29	575,000	586,967
3.875%, 4/15/30	563,000	553,115

		1,254,812

Total Communication Services		4,207,376

Consumer Discretionary (1.0%)
Automobiles (0.6%)
BMW US Capital LLC
4.650%, 3/19/27§	283,000	285,359
4.750%, 3/21/28§	200,000	202,359
Honda Motor Co. Ltd.
4.436%, 7/8/28	275,000	277,474
Hyundai Capital America
5.650%, 6/26/26§	500,000	503,584
1.650%, 9/17/26§	800,000	785,537
5.950%, 9/21/26§	200,000	202,362
5.250%, 1/8/27§	368,000	371,712

See Notes to Financial Statements.

1160

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
5.275%, 6/24/27§	$63,000	$63,955
6.100%, 9/21/28§	158,000	165,151
Mercedes-Benz Finance North America LLC
4.900%, 11/15/27§	400,000	406,946
Nissan Motor Acceptance Co. LLC
2.750%, 3/9/28§	800,000	756,584
Nissan Motor Co. Ltd.
4.810%, 9/17/30§	800,000	751,448
Volkswagen Group of America Finance LLC
4.450%, 9/11/27§	200,000	200,669
5.050%, 3/27/28§	600,000	608,584
5.650%, 9/12/28§	300,000	308,884

		5,890,608

Broadline Retail (0.0%)†
Amazon.com, Inc.
3.900%, 11/20/28 (x)	278,000	279,005

Hotels, Restaurants & Leisure (0.3%)
Choice Hotels International, Inc.
3.700%, 12/1/29	900,000	875,720
Las Vegas Sands Corp.
5.625%, 6/15/28	76,000	77,877
6.000%, 8/15/29	500,000	521,634
Marriott International, Inc.
4.200%, 7/15/27	275,000	275,992
4.800%, 3/15/30	500,000	510,504
Starbucks Corp.
4.850%, 2/8/27	301,000	303,567

		2,565,294

Household Durables (0.0%)†
DR Horton, Inc.
4.850%, 10/15/30 (x)	75,000	76,519
Sekisui House US, Inc.
6.000%, 1/15/43	162,000	151,391

		227,910

Leisure Products (0.0%)†
Hasbro, Inc.
6.050%, 5/14/34	76,000	80,651

Specialty Retail (0.1%)
AutoNation, Inc.
4.450%, 1/15/29	60,000	60,165
Ross Stores, Inc.
4.700%, 4/15/27	355,000	356,283

		416,448

Total Consumer Discretionary		9,459,916

Consumer Staples (0.4%)
Food Products (0.2%)
Cargill, Inc.
4.125%, 10/23/30§	131,000	130,484
5.125%, 10/11/32§	144,000	149,624
General Mills, Inc.
4.700%, 1/30/27	583,000	587,304
4.875%, 1/30/30	203,000	207,556
Mars, Inc.
4.800%, 3/1/30§	400,000	408,934
Tyson Foods, Inc.
5.700%, 3/15/34	99,000	104,503

		1,588,405

Tobacco (0.2%)
Altria Group, Inc.
3.400%, 5/6/30 (x)	310,000	298,111
BAT Capital Corp.
6.343%, 8/2/30	500,000	540,744
7.750%, 10/19/32	21,000	24,549
4.625%, 3/22/33	76,000	75,562
Imperial Brands Finance plc
3.500%, 7/26/26§	400,000	398,252
6.125%, 7/27/27§	300,000	308,564
5.875%, 7/1/34§	297,000	310,345
Philip Morris International, Inc.
5.625%, 11/17/29	34,000	35,745
5.375%, 2/15/33	309,000	323,358

		2,315,230

Total Consumer Staples		3,903,635

Energy (0.9%)
Energy Equipment & Services (0.0%)†
FORESEA Holding SA
7.500%, 6/15/30 (m)	100,613	98,861

Oil, Gas & Consumable Fuels (0.9%)
Adnoc Murban Rsc Ltd.
4.250%, 9/11/29§	200,000	200,920
BP Capital Markets America, Inc.
5.017%, 11/17/27	177,000	180,593
Canadian Natural Resources Ltd.
5.000%, 12/15/29	400,000	409,630
Cenovus Energy, Inc.
4.650%, 3/20/31	70,000	69,719
5.400%, 3/20/36	69,000	68,899
Cheniere Energy Partners LP
3.250%, 1/31/32	400,000	368,008
Continental Resources, Inc.
5.750%, 1/15/31§	116,000	119,026
2.875%, 4/1/32§	279,000	243,008
Devon Energy Corp.
5.600%, 7/15/41	210,000	203,836
Energy Transfer LP
6.100%, 12/1/28	200,000	210,177
5.600%, 9/1/34	297,000	305,231
Flex Intermediate Holdco LLC
3.363%, 6/30/31§	400,000	368,913
Korea National Oil Corp.
4.875%, 4/3/29§	500,000	510,585
Occidental Petroleum Corp.
5.200%, 8/1/29	93,000	95,272
5.375%, 1/1/32	300,000	306,421
Oleoducto Central SA
4.000%, 7/14/27§	232,000	228,376
ONEOK, Inc.
5.550%, 11/1/26	500,000	505,914
6.500%, 9/1/30§	500,000	535,394
6.350%, 1/15/31	44,000	47,144
6.100%, 11/15/32	25,000	26,709
6.050%, 9/1/33	10,000	10,638
5.400%, 10/15/35	170,000	171,750
Petroleos Mexicanos
10.000%, 2/7/33	200,000	231,194
Plains All American Pipeline LP
5.700%, 9/15/34	298,000	308,171

See Notes to Financial Statements.

1161

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
Santos Finance Ltd.
5.750%, 11/13/35§		$300,000	$298,883
Saudi Arabian Oil Co.
5.250%, 7/17/34§		500,000	513,375
South Bow USA Infrastructure Holdings LLC
5.026%, 10/1/29		500,000	506,954
Suncor Energy, Inc.
6.800%, 5/15/38		130,000	142,448
Targa Resources Corp.
4.350%, 1/15/29		164,000	164,375
Var Energi ASA
7.500%, 1/15/28§		356,000	375,933
Venture Global Calcasieu Pass LLC
3.875%, 8/15/29§		200,000	187,750
3.875%, 11/1/33§		200,000	171,504
Venture Global LNG, Inc.
8.125%, 6/1/28§		300,000	303,150
Venture Global Plaquemines LNG LLC
6.500%, 1/15/34 (x)§		115,000	117,757
Williams Cos., Inc. (The)
4.800%, 11/15/29		137,000	139,473
4.625%, 6/30/30		135,000	136,433

			8,783,563

Total Energy			8,882,424

Financials (5.2%)
Banks (2.8%)
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.883%, 11/15/34 (k)		200,000	232,469
Banco Espirito Santo SA
4.000%, 1/21/19 (h)(m)	EUR	1,700,000	503,456
Banco Santander SA
3.800%, 2/23/28		$200,000	198,471
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.552%, 3/14/28 (k)		400,000	406,485
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28 (k)		200,000	199,989
Bank of America Corp.
(CME Term SOFR 3 Month + 1.77%), 3.705%, 4/24/28 (k)		300,000	298,681
(SOFR + 1.58%), 4.376%, 4/27/28 (k)		682,000	684,449
(SOFR + 1.99%), 6.204%, 11/10/28 (k)		600,000	623,223
(SOFR + 1.57%), 5.819%, 9/15/29 (k)		600,000	625,941
Bank of America NA
(SOFR + 1.02%), 4.797%, 8/18/26 (k)		400,000	401,380
Banque Federative du Credit Mutuel SA
(United States SOFR Compounded Index + 1.07%), 4.848%, 2/16/28 (k)§		500,000	503,557
4.591%, 10/16/28§		273,000	275,994
Barclays plc
(SOFR + 2.98%), 6.224%, 5/9/34 (k)		314,000	337,800
BNP Paribas SA
(SOFR + 1.61%), 1.904%, 9/30/28 (k)§		800,000	769,655
(SOFR + 1.59%), 5.497%, 5/20/30 (k)§		698,000	721,879
BPCE SA
5.281%, 5/30/29§		300,000	309,076
(SOFR + 2.27%), 6.714%, 10/19/29 (k)§		400,000	424,132
(SOFR + 2.79%), 6.508%, 1/18/35 (k)§		298,000	316,134
CaixaBank SA
(SOFR + 2.26%), 6.037%, 6/15/35 (k)§		302,000	321,827
Capital One NA
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 1.73%), 5.974%, 8/9/28 (k)(x)		250,000	259,250
Citibank NA
(United States SOFR Compounded Index + 0.59%), 4.386%, 4/30/26 (k)		300,000	300,245
5.488%, 12/4/26		700,000	709,348
Citigroup, Inc.
(SOFR + 1.28%), 3.070%, 2/24/28 (k)		500,000	494,318
(SOFR + 1.36%), 5.174%, 2/13/30 (k)		100,000	102,617
(SOFR + 1.34%), 4.542%, 9/19/30 (k)		302,000	304,205
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 6.625%, 2/15/31 (k)(y)		88,000	89,320
Commonwealth Bank of Australia
5.316%, 3/13/26		400,000	401,051
Cooperatieve Rabobank UA
5.500%, 10/5/26		400,000	403,992
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.564%, 2/28/29 (k)§		314,000	323,071
Credit Agricole SA
(SOFR + 1.86%), 6.316%, 10/3/29 (k)§		500,000	526,463
(SOFR + 2.67%), 6.251%, 1/10/35 (k)§		250,000	265,215
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.298%, 4/1/28 (k)§		359,000	359,641
Federation des Caisses Desjardins du Quebec
4.550%, 8/23/27§		267,000	269,574
HSBC Holdings plc
(SOFR + 3.35%), 7.390%, 11/3/28 (k)		694,000	733,659

See Notes to Financial Statements.

1162

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
(SOFR + 1.29%), 5.130%, 3/3/31 (k)		$300,000	$307,486
(SOFR + 1.19%), 2.804%, 5/24/32 (k)		201,000	183,939
Intesa Sanpaolo SpA
7.200%, 11/28/33§		290,000	331,244
JPMorgan Chase & Co.
(SOFR + 1.33%), 6.070%, 10/22/27 (k)		400,000	406,335
(SOFR + 1.20%), 4.999%, 1/23/28 (k)		500,000	502,252
(SOFR + 1.89%), 2.182%, 6/1/28 (k)		400,000	390,133
(SOFR + 1.45%), 5.299%, 7/24/29 (k)		500,000	514,979
(SOFR + 1.26%), 2.963%, 1/25/33 (k)		436,000	399,918
KBC Group NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.932%, 10/16/30 (k)§		295,000	300,321
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.462%, 1/5/28 (k)		241,000	244,175
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 4.976%, 8/11/33 (k)		300,000	304,829
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.376%, 5/26/30 (k)		296,000	305,699
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.382%, 7/10/30 (k)		500,000	517,043
Morgan Stanley Bank NA
(SOFR + 1.08%), 4.983%, 1/14/28 (k)		500,000	502,700
(SOFR + 0.87%), 5.504%, 5/26/28 (k)		300,000	305,968
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 5.583%, 3/1/28 (k)		500,000	508,726
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 3.032%, 11/28/35 (k)		297,000	273,117
Nordea Kredit Realkreditaktieselskab
1.500%, 10/1/53	DKK	2	—
Norinchukin Bank (The)
5.094%, 10/16/29§		$500,000	509,892
Santander Holdings USA, Inc.
(SOFR + 1.25%), 2.490%, 1/6/28 (k)		350,000	343,832
(SOFR + 2.36%), 6.499%, 3/9/29 (k)		100,000	104,227
(SOFR + 1.61%), 5.473%, 3/20/29 (k)		14,000	14,303
Santander UK Group Holdings plc
(SOFR + 2.60%), 6.534%, 1/10/29 (k)		400,000	417,638
Skandinaviska Enskilda Banken AB
4.500%, 9/3/30§		277,000	277,818
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.447%, 1/12/27 (k)§		300,000	300,157
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.519%, 1/19/28 (k)§		300,000	303,714
2.889%, 6/9/32§		300,000	271,132
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.691%, 1/10/34 (k)§		500,000	544,639
Standard Chartered plc
6.301%, 1/9/29§		500,000	519,490
Sumitomo Mitsui Financial Group, Inc.
5.316%, 7/9/29		751,000	776,956
Sumitomo Mitsui Trust Bank Ltd.
4.450%, 9/10/27§		298,000	300,566
5.500%, 3/9/28§		300,000	308,963
Toronto-Dominion Bank (The)
4.109%, 10/13/28		300,000	300,564
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.50%), 5.146%, 9/10/34 (k)		104,000	105,414
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.43%), 3.196%, 6/17/27 (k)		500,000	497,988
(SOFR + 1.74%), 5.574%, 7/25/29 (k)		500,000	517,570
(SOFR + 1.79%), 6.303%, 10/23/29 (k)		100,000	105,665
(SOFR + 1.50%), 3.350%, 3/2/33 (k)		462,000	431,321
(SOFR + 1.78%), 5.499%, 1/23/35 (k)		9,000	9,398
Series BB
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.900%, 3/15/26 (k)(y)		114,000	113,334
Wells Fargo Bank NA
(SOFR + 1.07%), 4.848%, 12/11/26 (k)		400,000	402,790

			27,472,802

Capital Markets (1.0%)
BGC Group, Inc.
6.150%, 4/2/30		400,000	413,930
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§		800,000	777,729

See Notes to Financial Statements.

1163

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
Charles Schwab Corp. (The) Series I
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.000%, 6/1/26 (k)(y)		$326,000	$323,148
Deutsche Bank AG
(SOFR + 2.52%), 7.146%, 7/13/27 (k)		159,000	161,380
Goldman Sachs Bank USA
(SOFR + 0.77%), 4.545%, 3/18/27 (k)		500,000	500,167
Goldman Sachs Group, Inc. (The)
(CME Term SOFR 3 Month + 2.01%), 5.871%, 10/28/27 (k)		700,000	707,741
(SOFR + 1.32%), 4.937%, 4/23/28 (k)		148,000	149,723
(SOFR + 1.27%), 5.727%, 4/25/30 (k)		300,000	313,503
(SOFR + 1.26%), 2.650%, 10/21/32 (k)		11,000	9,924
Intercontinental Exchange, Inc.
3.950%, 12/1/28		200,000	200,500
4.200%, 3/15/31		100,000	100,004
Israel Electric Corp. Ltd.
4.250%, 8/14/28 (m)		294,000	290,525
Morgan Stanley
(SOFR + 1.73%), 5.123%, 2/1/29 (k)		400,000	408,294
(SOFR + 1.63%), 5.449%, 7/20/29 (k)		500,000	515,982
(EURIBOR 3 Month + 1.04%), 3.790%, 3/21/30 (k)	EUR	400,000	480,619
(SOFR + 1.18%), 2.239%, 7/21/32 (k)		$89,000	78,976
Series I
(SOFR + 0.91%), 4.133%, 10/18/29 (k)		117,000	116,851
Nasdaq, Inc.
5.350%, 6/28/28		188,000	193,967
Nomura Holdings, Inc.
5.709%, 1/9/26 (x)		868,000	868,260
(SOFR + 1.25%), 5.296%, 7/2/27 (k)		500,000	503,602
5.842%, 1/18/28		200,000	206,531
S&P Global, Inc.
4.750%, 8/1/28		16,000	16,295
4.250%, 5/1/29		71,000	71,371
Stifel Financial Corp.
4.000%, 5/15/30		900,000	877,831
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.711%, 1/12/27 (k)§		700,000	700,261
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.327%, 12/22/27 (k)§		300,000	305,971
(SOFR + 1.06%), 4.398%, 9/23/31 (k)§		280,000	278,685
(SOFR + 1.29%), 4.844%, 11/6/33 (k)§		400,000	400,784

			9,972,554

Consumer Finance (0.5%)
AerCap Ireland Capital DAC
2.450%, 10/29/26		700,000	690,901
AGFC Capital Trust I
(CME Term SOFR 3 Month + 2.01%), 5.916%, 1/15/67 (k)§		1,070,000	706,200
Ally Financial, Inc.
2.200%, 11/2/28		800,000	753,667
(United States SOFR Compounded Index + 1.96%), 5.737%, 5/15/29 (k)		35,000	35,720
(SOFR + 3.26%), 6.992%, 6/13/29 (k)		176,000	185,529
(United States SOFR Compounded Index + 1.73%), 5.543%, 1/17/31 (k)		436,000	445,553
American Express Co.
(SOFR + 1.00%), 5.098%, 2/16/28 (k)		298,000	301,493
Avolon Holdings Funding Ltd.
5.750%, 3/1/29§		500,000	517,425
Capital One Financial Corp.
(SOFR + 2.08%), 5.468%, 2/1/29 (k)		75,000	77,002
(SOFR + 2.86%), 6.377%, 6/8/34 (k)		211,000	228,592
Caterpillar Financial Services Corp.
4.450%, 10/16/26		300,000	301,335
Ford Motor Credit Co. LLC
6.125%, 3/8/34		299,000	305,007
General Motors Financial Co., Inc.
2.400%, 4/10/28		27,000	25,993
5.550%, 7/15/29		106,000	109,908
4.900%, 10/6/29		57,000	57,883
Synchrony Financial
(SOFR + 1.68%), 5.450%, 3/6/31 (k)		91,000	93,354
Toyota Motor Credit Corp.
4.550%, 8/9/29		500,000	508,486

			5,344,048

Financial Services (0.3%)
Essent Group Ltd.
6.250%, 7/1/29		500,000	521,852
Fiserv, Inc.
3.500%, 7/1/29		409,000	396,998
Global Payments, Inc.
4.500%, 11/15/28		53,000	53,061
4.875%, 11/15/30		74,000	74,070
5.200%, 11/15/32		77,000	77,043
Jyske Realkredit A/S Series CCE
1.500%, 10/1/53	DKK	2	—
Lseg US Fin Corp.
4.875%, 3/28/27§		$500,000	505,301
Mastercard, Inc.
4.550%, 1/15/35		213,000	212,912
National Rural Utilities Cooperative Finance Corp.
5.150%, 6/15/29		200,000	206,625
Nationwide Building Society
(SOFR + 1.91%), 6.557%, 10/18/27 (k)§		400,000	407,455

See Notes to Financial Statements.

1164

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
(SOFR + 1.29%), 2.972%, 2/16/28 (k)§	$385,000	$380,169
(SOFR + 1.65%), 5.537%, 7/14/36 (k)§	274,000	283,176

		3,118,662

Insurance (0.6%)
Athene Global Funding
5.349%, 7/9/27§	500,000	508,330
5.033%, 7/17/30§	360,000	362,969
5.322%, 11/13/31§	600,000	609,433
Corebridge Global Funding
5.900%, 9/19/28§	400,000	417,397
Marsh & McLennan Cos., Inc.
4.650%, 3/15/30	200,000	203,912

MassMutual Global Funding II
4.500%, 4/10/26§	600,000	600,569
5.050%, 12/7/27§	500,000	509,972
MetLife Capital Trust IV
7.875%, 12/15/37§	192,000	211,440
Mutual of Omaha Cos. Global Funding
5.350%, 4/9/27§	500,000	507,219
Pacific Life Global Funding II
4.500%, 8/28/29§	500,000	504,999
Pricoa Global Funding I
4.400%, 8/27/27§	500,000	504,350
Principal Life Global Funding II
1.250%, 8/16/26§	800,000	786,665
5.100%, 1/25/29§	204,000	208,879
Swiss Re Finance Luxembourg SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.000%, 4/2/49 (k)(m)	200,000	201,367

		6,137,501

Total Financials		52,045,567

Health Care (0.3%)
Health Care Equipment & Supplies (0.0%)†
Baxter International, Inc.
5.650%, 12/15/35	160,000	162,242

Health Care Providers & Services (0.2%)
Centene Corp.
4.625%, 12/15/29	400,000	388,072
Cigna Group (The)
4.375%, 10/15/28	165,000	166,339
CVS Health Corp.
4.300%, 3/25/28	12,000	12,044
HCA, Inc.
5.250%, 6/15/26	47,000	47,009
Ochsner LSU Health System of North Louisiana Series 2021
2.510%, 5/15/31	240,000	205,424
Quest Diagnostics, Inc.
4.625%, 12/15/29	500,000	508,271
UnitedHealth Group, Inc.
4.250%, 1/15/29	600,000	603,731

		1,930,890

Pharmaceuticals (0.1%)
Bayer US Finance LLC
6.125%, 11/21/26§	200,000	202,966
Novartis Capital Corp.
3.900%, 11/5/28	280,000	280,831
Roche Holdings, Inc.
4.203%, 9/9/29§	298,000	299,726
Takeda US Financing, Inc.
5.200%, 7/7/35	275,000	280,091

		1,063,614

Total Health Care		3,156,746

Industrials (0.8%)
Aerospace & Defense (0.2%)
Boeing Co. (The)
2.196%, 2/4/26	400,000	399,246
6.298%, 5/1/29	100,000	106,123
General Electric Co.
4.900%, 1/29/36	113,000	114,772
HEICO Corp.
5.250%, 8/1/28	300,000	308,145
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28	800,000	756,702
Rolls-Royce plc
5.750%, 10/15/27§	500,000	512,723

		2,197,711

Air Freight & Logistics (0.1%)
GXO Logistics, Inc.
6.250%, 5/6/29	400,000	421,397

Building Products (0.0%)†
Amrize Finance US LLC
4.950%, 4/7/30	300,000	306,919

Commercial Services & Supplies (0.0%)†
Republic Services, Inc.
4.750%, 7/15/30	283,000	289,635

Electrical Equipment (0.0%)†
LG Energy Solution Ltd.
5.375%, 4/2/30§	282,000	289,123

Ground Transportation (0.1%)
ENA Master Trust
4.000%, 5/19/48§	206,000	158,511
ERAC USA Finance LLC
4.600%, 5/1/28§	90,000	91,157
Lima Metro Line 2 Finance Ltd.
4.350%, 4/5/36§	152,946	148,174
Penske Truck Leasing Co. LP
5.350%, 3/30/29§	500,000	514,100
Ryder System, Inc.
5.375%, 3/15/29	237,000	245,139

		1,157,081

Machinery (0.1%)
Daimler Truck Finance North America LLC
2.000%, 12/14/26§	800,000	785,114
Flowserve Corp.
2.800%, 1/15/32	202,000	180,702
Parker-Hannifin Corp.
3.250%, 6/14/29	121,000	117,690

		1,083,506

See Notes to Financial Statements.

1165

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Passenger Airlines (0.0%)†
AS Mileage Plan IP Ltd.
5.021%, 10/20/29§	$41,000	$41,333
Southwest Airlines Co.
4.375%, 11/15/28	81,000	81,197

		122,530

Professional Services (0.1%)
Equifax, Inc.
4.800%, 9/15/29	500,000	507,980

Trading Companies & Distributors (0.2%)
Aircastle Ltd.
4.250%, 6/15/26	5,000	5,001
5.950%, 2/15/29§	64,000	66,590
Aviation Capital Group LLC
1.950%, 9/20/26§	62,000	60,983
4.750%, 4/14/27§	20,000	20,106
3.500%, 11/1/27§	23,000	22,629
6.750%, 10/25/28§	500,000	529,969
5.375%, 7/15/29§	400,000	409,441
TTX Co.
5.500%, 9/25/26§	300,000	302,752

		1,417,471

Total Industrials		7,793,353

Information Technology (0.7%)
Communications Equipment (0.0%)†
Cisco Systems, Inc.
4.750%, 2/24/30	283,000	290,478

Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc.
5.150%, 8/21/29	500,000	511,572
CDW LLC
5.100%, 3/1/30	500,000	508,855

		1,020,427

IT Services (0.3%)
Beignet Investor LLC
6.581%, 5/30/49§	2,200,000	2,321,000
International Business Machines Corp.
4.500%, 2/6/26	251,000	251,117
4.900%, 7/27/52	264,000	232,380

		2,804,497

Semiconductors & Semiconductor Equipment (0.1%)
Applied Materials, Inc.
4.000%, 1/15/31	281,000	279,505
Broadcom, Inc.
5.050%, 7/12/27	113,000	114,961
4.150%, 2/15/28	46,000	46,146
5.050%, 7/12/29	200,000	205,933
4.926%, 5/15/37§	144,000	141,811
Foundry JV Holdco LLC
5.900%, 1/25/30§	266,000	278,370

		1,066,726

Software (0.1%)
Oracle Corp.
4.500%, 5/6/28	200,000	199,440
4.200%, 9/27/29	500,000	490,020
4.650%, 5/6/30	200,000	197,606
5.500%, 8/3/35	236,000	231,362
5.200%, 9/26/35	98,000	94,164

		1,212,592

Technology Hardware, Storage & Peripherals (0.1%)
Apple, Inc.
4.100%, 8/8/62	202,000	158,999
Dell International LLC
5.500%, 4/1/35	227,000	233,662
Hewlett Packard Enterprise Co.
4.400%, 9/25/27	123,000	123,647

		516,308

Total Information Technology		6,911,028

Materials (0.3%)
Chemicals (0.1%)
Kraton Corp.
5.000%, 7/15/27§	500,000	507,255
LYB International Finance III LLC
6.150%, 5/15/35	46,000	47,229

		554,484

Containers & Packaging (0.2%)
Berry Global, Inc.
1.570%, 1/15/26	800,000	799,160
WestRock MWV LLC
7.950%, 2/15/31	400,000	457,378
WRKCo., Inc.
4.000%, 3/15/28	280,000	279,140

		1,535,678

Metals & Mining (0.0%)†
Freeport Indonesia PT
4.763%, 4/14/27§	215,000	215,537
Glencore Funding LLC
5.338%, 4/4/27§	81,000	82,254
4.907%, 4/1/28§	102,000	103,711
5.186%, 4/1/30§	45,000	46,197
6.500%, 10/6/33§	67,000	74,070

		521,769

Total Materials		2,611,931

Real Estate (0.5%)
Diversified REITs (0.1%)
Equinix Europe 2 Financing Corp. LLC (REIT)
4.600%, 11/15/30	300,000	300,579
GLP Capital LP (REIT)
4.000%, 1/15/31	66,000	63,163
3.250%, 1/15/32	176,000	159,236
5.250%, 2/15/33	441,000	442,420

		965,398

Health Care REITs (0.1%)
Omega Healthcare Investors, Inc. (REIT)
3.375%, 2/1/31	700,000	654,037

Office REITs (0.1%)
COPT Defense Properties LP (REIT)
2.250%, 3/15/26	700,000	697,427

See Notes to Financial Statements.

1166

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
Specialized REITs (0.2%)
American Tower Corp. (REIT)
3.650%, 3/15/27		$80,000	$79,592
5.800%, 11/15/28		700,000	730,549
5.200%, 2/15/29		114,000	117,124
2.100%, 6/15/30		54,000	49,005
Crown Castle, Inc. (REIT)
3.700%, 6/15/26		800,000	798,797
5.600%, 6/1/29		68,000	70,570
EPR Properties (REIT)
3.600%, 11/15/31		800,000	740,596

			2,586,233

Total Real Estate			4,903,095

Utilities (1.2%)
Electric Utilities (0.8%)
Arizona Public Service Co.
2.200%, 12/15/31		400,000	350,920
Avangrid, Inc.
3.800%, 6/1/29		900,000	887,567
CenterPoint Energy Houston Electric LLC Series AQ
4.950%, 8/15/35		80,000	80,239
Comision Federal de Electricidad
4.688%, 5/15/29§		222,000	219,469
Duke Energy Carolinas NC Storm Funding LLC Series A-2
2.617%, 7/1/43		154,000	123,639
Edison International
6.250%, 3/15/30		300,000	313,134
Emera US Finance LP
2.639%, 6/15/31		300,000	270,854
Enel Finance International NV
4.125%, 9/30/28§		279,000	278,376
Eversource Energy
5.000%, 1/1/27		500,000	504,231
Florida Power & Light Co.
5.300%, 6/15/34		97,000	101,605
IPALCO Enterprises, Inc.
4.250%, 5/1/30		700,000	684,586
NextEra Energy Capital Holdings, Inc.
3.830%, 6/12/30	CAD	500,000	367,221
Niagara Mohawk Power Corp.
4.647%, 10/3/30§		$275,000	276,469
NRG Energy, Inc.
4.734%, 10/15/30§		51,000	50,987
Pacific Gas and Electric Co.
3.150%, 1/1/26		600,000	599,998
2.950%, 3/1/26		600,000	598,559
5.550%, 5/15/29		200,000	206,357
5.050%, 10/15/32		400,000	402,236
6.400%, 6/15/33		100,000	108,015
Public Service Co. of Colorado
5.150%, 9/15/35		277,000	280,631
Southern California Edison Co.
5.150%, 6/1/29		500,000	511,012
Series C
4.125%, 3/1/48		100,000	75,825
Swepco Storm Recovery Funding LLC
4.880%, 9/1/39		386,760	388,888
Terraform Global Operating LP
6.125%, 3/1/26§		8,000	7,920
Virginia Electric and Power Co. Series C
4.900%, 9/15/35		237,000	235,915
Vistra Operations Co. LLC
5.050%, 12/30/26§		6,000	6,039
4.300%, 10/15/28§		6,000	5,999
6.950%, 10/15/33§		232,000	258,279

			8,194,970

Gas Utilities (0.1%)
National Fuel Gas Co.
2.950%, 3/1/31		700,000	638,416

Independent Power and Renewable Electricity Producers (0.0%)†
Alexander Funding Trust II
7.467%, 7/31/28§		121,000	128,851
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250%, 1/31/41§		238,712	250,767

			379,618

Multi-Utilities (0.3%)
Abu Dhabi National Energy Co. PJSC
4.375%, 10/9/31§		500,000	499,250
Ameren Corp.
5.000%, 1/15/29		500,000	511,356
Berkshire Hathaway Energy Co.
6.125%, 4/1/36		229,000	248,121
DTE Energy Co.
5.100%, 3/1/29		500,000	512,421
National Grid plc
5.602%, 6/12/28		300,000	309,534
Public Service Enterprise Group, Inc.
5.200%, 4/1/29		500,000	513,936
WEC Energy Group, Inc.
1.375%, 10/15/27		600,000	573,447

			3,168,065

Total Utilities			12,381,069

Total Corporate Bonds			116,256,140

Foreign Government Securities (1.1%)
Baiterek National Managing Holding JSC
5.450%, 5/8/28§		200,000	202,568
Canada Government Bond
3.250%, 12/1/34	CAD	344,000	248,760
Commonwealth of Australia
2.750%, 6/21/35 (m)	AUD	800,000	453,713
Federative Republic of Brazil
6.125%, 3/15/34		$500,000	505,125
Japan Government Bond
2.000%, 12/20/44	JPY	100,000,000	554,914
2.300%, 12/20/54		80,000,000	409,581
2.800%, 6/20/55		40,000,000	228,277
3.200%, 9/20/55		20,000,000	123,640
2.200%, 3/20/64		44,000,000	204,135
Japan International Cooperation Agency
2.750%, 4/27/27		$900,000	886,276
Kingdom of Saudi Arabia
4.750%, 1/16/30§		500,000	509,845
5.000%, 1/18/53§		500,000	445,708
New South Wales Treasury Corp.
1.750%, 3/20/34 (m)	AUD	400,000	206,795

See Notes to Financial Statements.

1167

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
4.750%, 2/20/37 (m)	AUD	100,000	$62,711
Province of Ontario
3.800%, 12/2/34	CAD	56,000	40,959
Queensland Treasury Corp.
4.500%, 8/22/35 (m)	AUD	100,000	62,474
Republic of Colombia
3.125%, 4/15/31		$235,000	203,862
Republic of Panama
9.375%, 4/1/29		190,000	216,245
Republic of Peru
6.950%, 8/12/31 (m)	PEN	1,041,000	343,798
6.150%, 8/12/32§		2,300,000	737,902
Republic of South Africa
7.100%, 11/19/36§		$400,000	429,176
Romania Government Bond
5.750%, 9/16/30§		256,000	263,700
2.000%, 4/14/33 (m)	EUR	800,000	762,155
State of Israel Government Bond
5.500%, 3/12/34		$500,000	518,495
State of Kuwait
4.016%, 10/9/28§		200,000	199,996
State of Qatar
5.103%, 4/23/48§		800,000	787,336
Treasury Corp. of Victoria
2.250%, 9/15/33 (m)	AUD	200,000	109,105
U.K. Treasury Bonds
4.375%, 7/31/54 (m)	GBP	955,000	1,128,428
United Mexican States
5.375%, 3/22/33		$281,000	278,395
6.875%, 5/13/37		400,000	427,000

Total Foreign Government Securities			11,551,074

Mortgage-Backed Securities (11.6%)
FHLMC
4.170%, 4/1/28		300,000	301,997
6.236%, 11/1/31 (l)		614	624
5.500%, 1/1/35		16,839	17,452
5.500%, 7/1/35		11,574	11,998
4.000%, 7/1/44		115,236	112,892
4.000%, 2/1/46		177,909	174,411
4.500%, 10/1/48		116,114	115,741
4.500%, 11/1/48		186,678	186,020
5.000%, 11/1/48		64,486	65,859
FHLMC UMBS
3.500%, 9/1/49		226,100	212,457
3.500%, 10/1/49		219,474	206,231
3.500%, 11/1/49		81,994	77,047
2.000%, 6/1/51		172,146	140,513
2.000%, 3/1/52		885,432	725,220
3.000%, 3/1/52		566,848	508,339
2.500%, 4/1/52		1,012,298	870,302
3.000%, 5/1/52		617,447	548,313
5.000%, 6/1/52		87,070	87,471
4.500%, 1/1/53		51,382	50,434
5.000%, 5/1/53		355,534	356,553
5.000%, 6/1/53		656,421	658,097
4.500%, 7/1/53		279,200	273,697
4.500%, 10/1/53		824,325	807,564
5.500%, 11/1/53		161,607	164,486
4.500%, 2/1/54		3,479,307	3,407,131
FNMA
5.920%, 1/1/28 (l)		555	558
4.239%, 3/1/33 (l)		4,192	4,097
6.468%, 1/1/36 (l)		11,227	11,558
6.460%, 2/1/37 (l)		36,382	37,300
6.143%, 12/1/40 (l)		549	555
FNMA UMBS
2.500%, 5/1/30		2,052	2,007
2.500%, 8/1/31		116,383	112,890
2.500%, 11/1/31		168,359	163,092
2.500%, 12/1/31		71,074	68,796
2.500%, 1/1/32		175,462	170,505
2.500%, 2/1/32		7,177	6,923
5.500%, 4/1/33		14,244	14,710
5.500%, 7/1/33		13,575	14,023
5.500%, 4/1/34		7,740	8,004
5.500%, 5/1/34		5,465	5,653
5.500%, 11/1/34		22,872	23,699
5.500%, 2/1/35		83,601	86,566
4.500%, 8/1/35		3,830	3,847
5.000%, 10/1/35		6,755	6,887
5.000%, 7/1/36		6,979	7,115
5.000%, 12/1/39		20,236	20,647
4.000%, 12/1/40		69,941	68,556
4.500%, 3/1/41		11,037	11,043
4.500%, 7/1/41		987	988
3.500%, 2/1/42		45,671	43,826
3.500%, 11/1/42		499,814	479,204
3.500%, 1/1/43		84,439	80,820
3.500%, 4/1/43		295,518	282,808
4.000%, 10/1/43		270,597	263,570
3.000%, 5/1/45		25,530	23,315
3.500%, 5/1/48		428,141	403,244
4.500%, 9/1/48		210,729	209,803
3.500%, 10/1/49		231,713	217,731
3.500%, 11/1/49		189,457	178,026
3.000%, 4/1/51		1,594,481	1,413,958
2.000%, 7/1/51		953,938	776,858
2.000%, 12/1/51		1,332,743	1,084,097
2.500%, 1/1/52		284,274	244,570
3.000%, 2/1/52		679,065	608,973
2.500%, 3/1/52		621,465	534,666
3.000%, 3/1/52		849,721	762,014
3.500%, 3/1/52		177,530	164,266
2.500%, 4/1/52		619,251	531,920
2.500%, 5/1/52		853,798	733,588
4.500%, 3/1/53		51,717	50,762
5.000%, 4/1/53		660,304	662,196
4.500%, 5/1/53		403,399	397,566
5.000%, 5/1/53		475,037	476,138
5.000%, 6/1/53		408,791	409,963
4.500%, 1/1/54		1,624,626	1,591,593
5.500%, 3/1/54		167,363	170,057
FNMA/FHLMC UMBS, 30 Year, Single Family
4.000%, 1/25/56 TBA		20,707,000	19,658,708
5.000%, 1/25/56 TBA		3,001,685	2,996,057
5.500%, 1/25/56 TBA		2,738,786	2,778,156
6.000%, 1/25/56 TBA		1,473,964	1,513,462
6.500%, 1/25/56 TBA		234,639	243,823
3.000%, 2/25/56 TBA		12,800,000	11,319,000
3.500%, 2/25/56 TBA		9,100,000	8,387,641
4.500%, 2/25/56 TBA		400,000	390,406

See Notes to Financial Statements.

1168

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
5.000%, 2/25/56 TBA	$8,598,315	$8,574,468
5.500%, 2/25/56 TBA	22,200,000	22,498,313
6.000%, 2/25/56 TBA	4,620,000	4,741,275
GNMA
5.375%, 7/20/27 (l)	103	104
3.000%, 5/15/43	102,573	94,266
3.000%, 7/15/45	80,867	73,270
3.000%, 5/20/46	101,881	93,090
3.500%, 10/15/49	68,139	62,661
3.500%, 1/15/50	14,357	13,203
3.500%, 2/15/50	126,040	115,908
5.500%, 4/20/53	516,696	524,800
3.500%, 10/20/54	29,512	26,903
3.500%, 11/20/54	995,357	907,208
3.500%, 5/20/55	188,230	171,546
4.500%, 1/15/56 TBA	1,002,723	977,498
5.000%, 1/15/56 TBA	1,875,000	1,871,485
5.500%, 1/15/56 TBA	496,000	500,960
6.000%, 1/15/56 TBA	2,969,544	3,026,383

Total Mortgage-Backed Securities		115,286,994

Municipal Bonds (0.2%)
Louisiana Local Government Environmental Facilities & Community Development Authority Systems, Series 2023
5.198%, 12/1/39	500,000	515,366
Sales Tax Securitization Corp.
3.007%, 1/1/33	800,000	730,476
State Board of Administration Finance Corp.
1.705%, 7/1/27	288,000	279,383
Texas Natural Gas Securitization Finance Corp., Revenue Bonds, Series 2023
5.169%, 4/1/41	400,000	407,940
University of California
3.071%, 5/15/51	335,000	227,281

Total Municipal Bonds		2,160,446

U.S. Government Agency Securities (41.6%)
FFCB
4.625%, 3/5/26	8,000,000	8,014,126
4.375%, 6/23/26	20,000,000	20,064,984
4.375%, 7/6/26	10,000,000	10,036,557
4.625%, 7/17/26	3,010,000	3,026,537
4.500%, 5/20/27	30,063,000	30,466,262
4.750%, 4/30/29	5,957,000	6,174,408
FHLB
4.625%, 11/17/26	500,000	504,460
4.125%, 1/15/27	12,530,000	12,609,856
3.500%, 10/4/27	25,510,000	25,478,138
4.000%, 6/30/28	615,000	622,552
3.250%, 11/16/28	12,910,000	12,832,993
4.750%, 12/8/28	25,290,000	26,097,431
FHLMC
0.800%, 10/28/26	3,000,000	2,932,514
6.750%, 9/15/29	39,000,000	43,227,904
6.750%, 3/15/31	2,510,000	2,862,627
6.250%, 7/15/32	47,700,000	53,964,241
FNMA
1.875%, 9/24/26	25,816,000	25,499,800
6.250%, 5/15/29	25,664,000	27,836,794
7.250%, 5/15/30	10,000,000	11,434,974
0.875%, 8/5/30	30,000,000	26,432,109
6.625%, 11/15/30	14,000,000	15,795,916
Tennessee Valley Authority
3.875%, 3/15/28	20,000,000	20,158,738
7.125%, 5/1/30	13,000,000	14,752,424
1.500%, 9/15/31	6,700,000	5,872,484
Series B
4.700%, 7/15/33	7,658,000	7,978,868

Total U.S. Government Agency Securities		414,677,697

U.S. Treasury Obligations (35.7%)
U.S. Treasury Bonds
4.250%, 5/15/39	200,000	196,302
4.375%, 11/15/39	200,000	197,785
4.625%, 2/15/40	200,000	202,687
1.375%, 11/15/40	7,700,000	5,015,828
1.875%, 2/15/41	2,100,000	1,471,969
1.750%, 8/15/41	463,600	314,017
3.750%, 8/15/41	94,000	84,996
2.000%, 11/15/41	422,500	296,014
2.375%, 2/15/42	238,900	176,487
3.000%, 5/15/42	1,010,500	815,821
3.250%, 5/15/42	2,570,500	2,151,589
4.000%, 11/15/42	1,220,400	1,122,577
3.875%, 2/15/43	274,500	247,822
3.875%, 5/15/43	700,000	630,109
3.625%, 8/15/43	363,600	314,969
4.375%, 8/15/43	1,080,100	1,035,377
3.750%, 11/15/43	421,000	370,217
4.750%, 11/15/43	1,008,700	1,012,167
3.625%, 2/15/44	1,055,000	908,948
4.500%, 2/15/44	94,500	91,754
3.375%, 5/15/44	500,000	414,062
4.625%, 5/15/44	991,200	976,642
3.125%, 8/15/44	3,877,600	3,080,874
3.000%, 11/15/44	483,700	375,548
2.875%, 8/15/45	2,700,000	2,033,212
4.875%, 8/15/45	2,208,000	2,237,661
3.000%, 5/15/47	1,800,000	1,356,703
2.750%, 8/15/47	100,000	71,717
3.000%, 2/15/48	800,000	597,625
3.000%, 8/15/48	200,000	148,703
3.375%, 11/15/48	400,000	317,813
3.000%, 2/15/49	300,000	221,953
2.875%, 5/15/49	200,000	144,098
2.250%, 8/15/49	2,000,000	1,260,004
2.375%, 11/15/49	400,000	258,125
2.000%, 2/15/50	1,100,000	647,842
1.375%, 8/15/50	300,000	148,189
1.625%, 11/15/50	1,300,000	685,723
1.875%, 2/15/51	3,191,500	1,791,529
2.375%, 5/15/51	1,230,000	778,552
2.000%, 8/15/51	1,865,700	1,073,814
1.875%, 11/15/51	625,000	347,168
2.875%, 5/15/52	571,800	401,312
3.625%, 5/15/53	291,200	236,596
4.125%, 8/15/53	558,200	496,250
4.250%, 2/15/54	804,100	730,234
4.500%, 11/15/54	214,100	202,826
4.750%, 8/15/55	25,000	24,688

See Notes to Financial Statements.

1169

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
U.S. Treasury Inflation Linked Bonds
0.750%, 2/15/45 TIPS		$553,088	$404,117
1.000%, 2/15/46 TIPS		137,418	103,830
0.875%, 2/15/47 TIPS		134,886	97,506
1.000%, 2/15/49 TIPS		129,395	93,367
0.250%, 2/15/50 TIPS		379,941	219,173
0.125%, 2/15/51 TIPS		1,250,630	677,087
0.125%, 2/15/52 TIPS		233,932	123,981
1.500%, 2/15/53 TIPS		219,074	171,240
2.125%, 2/15/54 TIPS		265,233	239,043
2.375%, 2/15/55 TIPS		206,374	196,356
U.S. Treasury Inflation Linked Notes
1.250%, 4/15/28 TIPS		8,467,134	8,435,468
0.250%, 7/15/29 TIPS		1,911,417	1,842,954
0.125%, 7/15/30 TIPS		244,338	230,825
U.S. Treasury Notes
3.875%, 11/30/27		1,767,800	1,780,726
4.000%, 12/15/27		31,412,800	31,724,823
3.875%, 12/31/27		1,473,800	1,484,973
4.625%, 9/30/28		3,202,000	3,293,428
4.875%, 10/31/28		3,557,600	3,684,869
4.375%, 11/30/28		22,324,900	22,839,616
3.750%, 12/31/28		22,719,900	22,857,464
4.000%, 1/31/29		7,988,300	8,093,116
4.250%, 2/28/29		596,700	609,048
4.625%, 4/30/29		1,323,000	1,366,459
4.500%, 5/31/29		6,357,400	6,543,652
4.250%, 6/30/29		777,800	794,897
2.625%, 7/31/29		9,142,800	8,848,599
4.000%, 7/31/29		6,959,300	7,053,593
1.625%, 8/15/29		10,294,600	9,615,800
4.000%, 10/31/29		5,301,100	5,373,967
0.625%, 5/15/30		13,581,200	11,928,113
3.625%, 8/31/30		6,480,000	6,462,788
4.125%, 8/31/30		5,749,600	5,855,647
4.625%, 9/30/30		6,353,000	6,607,120
3.750%, 12/31/30		9,099,800	9,113,308
4.000%, 1/31/31		6,154,500	6,231,431
4.250%, 2/28/31		12,231,400	12,524,763
4.250%, 6/30/31		2,774,900	2,840,804
3.875%, 8/31/32		360,000	359,607
4.500%, 11/15/33		28,581,600	29,564,164
4.000%, 2/15/34		23,190,300	23,163,576
4.375%, 5/15/34		13,259,500	13,574,406
3.875%, 8/15/34		3,990,900	3,937,283
4.250%, 11/15/34		9,793,700	9,916,133
4.625%, 2/15/35		5,965,000	6,203,140
4.250%, 5/15/35		4,605,900	4,653,403
4.250%, 8/15/35 (z)		11,576,000	11,684,056
4.000%, 11/15/35		4,306,200	4,253,046
U.S. Treasury STRIPS Bonds
0.000%, 8/15/40 STRIPS		300,000	149,042
0.000%, 5/15/41 STRIPS		100,000	47,552
0.000%, 8/15/41 STRIPS		200,000	93,694

Total U.S. Treasury Obligations			355,679,951

Total Long-Term Debt Securities (106.8%) (Cost $1,071,257,901)			1,064,650,648

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (0.0%)†
Federative Republic of Brazil
0.00%, 4/1/26 (p)	BRL	1,800,000	317,307

	Number of Shares		Value (Note 1)
Investment Companies (0.1%)
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)		789,443	789,443

	Principal Amount		Value (Note 1)
U.S. Treasury Obligations (0.2%)
U.S. Treasury Bills
0.00%, 1/2/26(p)		$2,017,400	2,017,400

Total Short-Term Investments (0.3%) (Cost $3,130,304)			3,124,150

Total Investments in Securities (107.1%) (Cost $1,074,388,205)			1,067,774,798
Other Assets Less Liabilities (-7.1%)			(71,190,626)

Net Assets (100%)			$996,584,172

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2025, the market value of these securities amounted to $80,077,969 or 8.0% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2025. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2025.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2025.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025, the market value or fair value, as applicable, of these securities amounted to $5,020,365 or 0.5% of net assets.

(p)	Yield to maturity.
(x)	All or a portion of security is on loan at December 31, 2025.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of December 31, 2025.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $770,308. This was collateralized by cash of $789,443 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

1170

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Glossary:
ARM	—	Adjustable Rate Mortgage
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CME	—	Chicago Mercantile Exchange
CLO	—	Collateralized Loan Obligation
DKK	—	Denmark Krone
EUR	—	European Currency Unit
EURIBOR	—	Euro Interbank Offered Rate
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
IO	—	Interest Only
JPY	—	Japanese Yen
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NZD	—	New Zealand Dollar
OAT	—	Obligations Assimilables du Trésor
PEN	—	Peruvian Sol
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STACR	—	Structured Agency Credit Risk
STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	—	To Be Announced; Security is subject to delayed delivery
TIPS	—	Treasury Inflation Protected Security
TWD	—	New Taiwan Dollar
UMBS	—	Uniform Mortgage-Backed Securities
USD	—	United States Dollar

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	42	3/2026	AUD	3,068,696	314
Canada 10 Year Bond	2	3/2026	CAD	176,183	(1,594)
Euro-Bund	4	3/2026	EUR	599,681	(8,205)
Euro-OAT	21	3/2026	EUR	2,976,065	(9,144)
Long Gilt	15	3/2026	GBP	1,847,433	12,620
U.S. Treasury 5 Year Note	108	3/2026	USD	11,804,906	(4,730)
U.S. Treasury 10 Year Note	182	3/2026	USD	20,463,625	(51,436)
U.S. Treasury Ultra Bond	39	3/2026	USD	4,602,000	(114,538)

					(176,713)

Short Contracts
Euro-BTP	(4)	3/2026	EUR	(564,942)	1,958
U.S. Treasury 2 Year Note	(30)	3/2026	USD	(6,263,672)	(3,208)
U.S. Treasury 10 Year Ultra Note	(141)	3/2026	USD	(16,217,203)	39,894
U.S. Treasury Long Bond	(44)	3/2026	USD	(5,086,125)	26,064
U.S. Treasury Ultra Bond	(21)	3/2026	USD	(2,478,000)	38,524

					103,232

					(73,481)

See Notes to Financial Statements.

1171

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Forward Foreign Currency Contracts outstanding as of December 31, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	342,000	USD	398,640	JPMorgan Chase Bank	1/14/2026	3,452
NZD	740,000	USD	424,968	Goldman Sachs Bank USA	1/14/2026	1,247
USD	89,218	JPY	13,800,000	Barclays Bank plc	1/14/2026	1,045
USD	1,287,891	JPY	200,349,720	JPMorgan Chase Bank	1/14/2026	7,778
USD	134,130	TWD	4,090,294	Bank of America**	1/22/2026	3,793
USD	169,622	TWD	5,182,289	JPMorgan Chase Bank**	1/22/2026	4,489
MXN	16,035,626	USD	863,467	Deutsche Bank AG	1/29/2026	24,915
USD	4,726	BRL	26,001	Goldman Sachs Bank USA**	3/3/2026	42
MXN	78	USD	4	JPMorgan Chase Bank	3/9/2026	— #
USD	179,828	BRL	1,000,000	Goldman Sachs Bank USA**	4/2/2026	1,122

Total unrealized appreciation						47,883

NZD	1,101,000	USD	637,345	JPMorgan Chase Bank	1/14/2026	(3,205)
USD	453,926	AUD	684,000	Barclays Bank plc	1/14/2026	(2,572)
USD	1,477,380	AUD	2,258,271	JPMorgan Chase Bank	1/14/2026	(29,780)
USD	642,944	CAD	896,377	Bank of America	1/14/2026	(10,405)
USD	132,963	DKK	856,829	Barclays Bank plc	1/14/2026	(1,923)
USD	3,359,219	EUR	2,893,279	Barclays Bank plc	1/14/2026	(42,428)
USD	2,765,010	GBP	2,100,114	Bank of America	1/14/2026	(65,813)
USD	78,306	JPY	12,300,000	Bank of America	1/14/2026	(284)
USD	263,780	MYR	1,082,946	Barclays Bank plc**	1/22/2026	(3,215)
USD	25,457	MYR	104,452	Goldman Sachs Bank USA**	1/22/2026	(295)
BRL	4,769,427	USD	860,767	Goldman Sachs Bank USA**	3/3/2026	(1,589)
USD	4,036	MXN	74,528	JPMorgan Chase Bank	3/18/2026	(73)
USD	1,027,966	PEN	3,465,274	Bank of America**	3/18/2026	(220)
USD	138,863	BRL	800,000	Goldman Sachs Bank USA**	4/2/2026	(4,102)

Total unrealized depreciation						(165,904)

Net unrealized depreciation						(118,021)

**	Non-deliverable forward.
#	Amount represents less than $0.50.

See Notes to Financial Statements.

1172

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$22,113,533	$—	$22,113,533
Collateralized Mortgage Obligations	—	19,243,366	—	19,243,366
Commercial Mortgage-Backed Securities	—	7,681,447	—	7,681,447
Corporate Bonds
Communication Services	—	4,207,376	—	4,207,376
Consumer Discretionary	—	9,459,916	—	9,459,916
Consumer Staples	—	3,903,635	—	3,903,635
Energy	—	8,882,424	—	8,882,424
Financials	—	52,045,567	—	52,045,567
Health Care	—	3,156,746	—	3,156,746
Industrials	—	7,793,353	—	7,793,353
Information Technology	—	6,911,028	—	6,911,028
Materials	—	2,611,931	—	2,611,931
Real Estate	—	4,903,095	—	4,903,095
Utilities	—	12,381,069	—	12,381,069
Foreign Government Securities	—	11,551,074	—	11,551,074
Forward Currency Contracts	—	47,883	—	47,883
Futures	119,374	—	—	119,374
Mortgage-Backed Securities	—	115,286,994	—	115,286,994
Municipal Bonds	—	2,160,446	—	2,160,446
Short-Term Investments
Foreign Government Treasury Bills	—	317,307	—	317,307
Investment Companies	789,443	—	—	789,443
U.S. Treasury Obligations	—	2,017,400	—	2,017,400
U.S. Government Agency Securities	—	414,677,697	—	414,677,697
U.S. Treasury Obligations	—	355,679,951	—	355,679,951

Total Assets	$908,817	$1,067,033,238	$—	$1,067,942,055

Liabilities:
Forward Currency Contracts	$—	$(165,904)	$—	$(165,904)
Futures	(192,855)	—	—	(192,855)

Total Liabilities	$(192,855)	$(165,904)	$—	$(358,759)

Total	$715,962	$1,066,867,334	$—	$1,067,583,296

See Notes to Financial Statements.

1173

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due from broker for futures variation margin, Net assets - Unrealized appreciation	$119,374	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts - Receivables	47,883

Total		$167,257

	Liability Derivatives
Interest rate contracts	Due to broker for futures variation margin, Net assets - Unrealized depreciation	$(192,855	)*
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts - Payables	(165,904)

Total		$(358,759)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$506,267	$—	$506,267
Foreign exchange contracts	—	(656,992)	(656,992)

Total	$506,267	$(656,992)	$(150,725)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(131,442)	$—	$(131,442)
Foreign exchange contracts	—	(393,297)	(393,297)

Total	$(131,442)	$(393,297)	$(524,739)

^	The Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$47,059,000
Average notional value of contracts — short	24,609,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$7,105,000
Average settlement value sold — in USD	22,376,000

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2025:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$3,793	$(3,793)	$—	$—
Barclays Bank plc	1,045	(1,045)	—	—
Deutsche Bank AG	24,915	—	—	24,915
Goldman Sachs Bank USA	2,411	(2,411)	—	—
JPMorgan Chase Bank	15,719	(15,719)	—	—

Total	$47,883	$(22,968)	$—	$24,915

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$76,722	$(3,793)	$—	$72,929
Barclays Bank plc	50,138	(1,045)	—	49,093
Goldman Sachs Bank USA	5,986	(2,411)	—	3,575
JPMorgan Chase Bank	33,058	(15,719)	—	17,339

Total	$165,904	$(22,968)	$—	$142,936

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BNP Paribas	3.92%	12/18/2025	1/15/2026	(2,018,750)	$(2,018,526)

					$(2,018,526)

(1)	The average amount of borrowings while outstanding for 173 days during the year ended December 31, 2025, was approximately $4,858,000 at a weighted average interest rate of 4.38%.
(2)	Payable for sale-buyback transactions includes $(224) of deferred price drop on sale-buyback transactions.

	December 31, 2025
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 -90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Notes	$—	$(2,018,526)	$—	$—	$(2,018,526)

Total Borrowings	$—	$(2,018,526)	$—	$—	$(2,018,526)

Gross amount of recognized liabilities for sale-buybacks					$(2,018,526)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of December 31, 2025:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
BNP Paribas	$(2,018,526)	$2,018,669	$—	$143

	$(2,018,526)	$2,018,669	$—	$143

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,596,719,022
Long-term U.S. government debt securities	354,022,282

$1,950,741,304

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,760,770,185
Long-term U.S. government debt securities	350,478,830

$2,111,249,015

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,442,076
Aggregate gross unrealized depreciation	(21,418,298)

Net unrealized depreciation	$(12,976,222)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,080,559,518

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $1,074,388,205)	$1,067,774,798
Cash	11,075,786
Foreign cash (Cost $386,841)	390,412
Cash held as collateral at broker for futures	644,000
Receivable for forward settling transactions	59,812,302
Receivable for securities sold	9,971,488
Dividends, interest and other receivables	9,273,940
Due from broker for futures variation margin	530,480
Unrealized appreciation on forward foreign currency contracts	47,883
Receivable for Portfolio shares sold	45,128
Securities lending income receivable	152
Other assets	4,725

Total assets	1,159,571,094

LIABILITIES
Payable for forward settling transactions	148,956,839
Payable for securities purchased	9,641,447
Payable for sale-buyback financing transactions	2,018,526
Payable for return of collateral on securities loaned	789,443
Payable for Portfolio shares repurchased	390,345
Investment management fees payable	326,397
Payable for return of cash collateral on forward settling transactions	279,000
Unrealized depreciation on forward foreign currency contracts	165,904
Distribution fees payable - Class IB	117,857
Administrative fees payable	104,707
Distribution fees payable - Class IA	15,597
Trustees’ fees payable	1,545
Accrued expenses	179,315

Total liabilities	162,986,922

Commitments and contingent liabilities^
NET ASSETS	$996,584,172

Net assets were comprised of:
Paid in capital	$1,117,350,221
Total distributable earnings (loss)	(120,766,049)

Net assets	$996,584,172

Class IA
Net asset value, offering and redemption price per share, $73,638,797 / 9,422,360 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.82

Class IB
Net asset value, offering and redemption price per share, $554,053,956 / 71,233,415 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.78

Class K
Net asset value, offering and redemption price per share, $368,891,419 / 47,205,476 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.81

(x)	Includes value of securities on loan of $770,308.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Interest	$43,718,467
Dividends	5,221
Securities lending (net)	8,216

Total income	43,731,904

EXPENSES
Investment management fees	4,225,280
Distribution fees - Class IB	1,425,063
Administrative fees	1,339,111
Distribution fees - Class IA	333,402
Custodian fees	207,300
Professional fees	118,991
Interest expense	101,272
Printing and mailing expenses	69,720
Trustees’ fees	36,901
Miscellaneous	67,912

Gross expenses	7,924,952
Less: Voluntary waiver from investment manager	(35,918)

Net expenses	7,889,034

NET INVESTMENT INCOME (LOSS)	35,842,870

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	1,795,960
Futures contracts	506,267
Forward foreign currency contracts	(656,992)
Foreign currency transactions	298,738
Securities sold short	(129,781)

Net realized gain (loss)	1,814,192

Change in unrealized appreciation (depreciation) on:
Investments in securities	29,405,689
Futures contracts	(131,442)
Forward foreign currency contracts	(393,297)
Foreign currency translations	31,019

Net change in unrealized appreciation (depreciation)	28,911,969

NET REALIZED AND UNREALIZED GAIN (LOSS)	30,726,161

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$66,569,031

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$35,842,870	$35,743,250
Net realized gain (loss)	1,814,192	(13,668,064)
Net change in unrealized appreciation (depreciation)	28,911,969	(439,314)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	66,569,031	21,635,872

Distributions to shareholders:
Class IA	(2,547,149)	(4,115,911)
Class IB	(19,154,285)	(18,085,951)
Class K	(13,366,070)	(12,717,026)

Total distributions to shareholders	(35,067,504)	(34,918,888)

Tax return of capital:
Class IA	(15,711)	—
Class IB	(118,141)	—
Class K	(82,440)	—

Total tax return of capital	(216,292)	—

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 2,523,372 and 704,275 shares, respectively ]	19,892,883	5,494,566
Capital shares issued in reinvestment of dividends [ 329,185 and 538,083 shares, respectively ]	2,562,860	4,115,911
Capital shares repurchased [ (11,127,043) and (1,315,041) shares, respectively ]	(89,437,139)	(10,212,680)

Total Class IA transactions	(66,981,396)	(602,203)

Class IB
Capital shares sold [ 4,565,622 and 5,078,894 shares, respectively ]	35,758,566	39,195,217
Capital shares issued in reinvestment of dividends [ 2,485,855 and 2,375,289 shares, respectively ]	19,272,426	18,085,951
Capital shares repurchased [ (13,425,715) and (10,682,543) shares, respectively ]	(104,865,165)	(82,788,928)

Total Class IB transactions	(49,834,173)	(25,507,760)

Class K
Capital shares sold [ 4,888,231 and 3,678,784 shares, respectively ]	38,430,111	28,419,711
Capital shares issued in reinvestment of dividends [ 1,727,964 and 1,662,910 shares, respectively ]	13,448,510	12,717,026
Capital shares repurchased [ (9,957,942) and (8,125,548) shares, respectively ]	(78,085,514)	(63,474,988)

Total Class K transactions	(26,206,893)	(22,338,251)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(143,022,462)	(48,448,214)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(111,737,227)	(61,731,230)
NET ASSETS:
Beginning of year	1,108,321,399	1,170,052,629

End of year	$996,584,172	$1,108,321,399

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IA	Year Ended December 31,
	2025		2024		2023		2022	2021
Net asset value, beginning of year	$7.62		$7.72		$7.57		$8.55	$8.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26		0.23		0.17		0.09	0.07
Net realized and unrealized gain (loss)	0.22		(0.09)		0.15		(0.96)	(0.25)

Total from investment operations	0.48		0.14		0.32		(0.87)	(0.18)

Less distributions:
Dividends from net investment income	(0.28)		(0.24)		(0.17)		(0.05)	(0.07)
Distributions from net realized gains	—		—		—		(0.06)	(0.06)
Tax return of capital	—	#	—		—		—	—

Total dividends and distributions	(0.28)		(0.24)		(0.17)		(0.11)	(0.13)

Net asset value, end of year	$7.82		$7.62		$7.72		$7.57	$8.55

Total return	6.29%		1.79%		4.19%		(10.18)%	(2.05)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$73,639		$134,811		$137,173		$136,665	$166,921
Ratio of expenses to average net assets:
After waivers (f)	0.82	%(g)(i)	0.85	%(g)	0.86	%(g)	0.80%	0.79%
Before waivers (f)	0.83	%(g)	0.85	%(g)	0.86	%(g)	0.80%	0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	3.25%		3.02%		2.19%		1.18%	0.75%
Before waivers (f)	3.25%		3.02%		2.19%		1.18%	0.75%
Portfolio turnover rate^	170%		182%		159%		142%	111%
Class IB	Year Ended December 31,
	2025		2024		2023		2022	2021
Net asset value, beginning of year	$7.58		$7.69		$7.53		$8.51	$8.83

Income (loss) from investment operations:
Net investment income (loss) (e)	0.25		0.23		0.17		0.09	0.07
Net realized and unrealized gain (loss)	0.23		(0.10)		0.16		(0.96)	(0.26)

Total from investment operations	0.48		0.13		0.33		(0.87)	(0.19)

Less distributions:
Dividends from net investment income	(0.28)		(0.24)		(0.17)		(0.05)	(0.07)
Distributions from net realized gains	—		—		—		(0.06)	(0.06)
Tax return of capital	—	#	—		—		—	—

Total dividends and distributions	(0.28)		(0.24)		(0.17)		(0.11)	(0.13)

Net asset value, end of year	$7.78		$7.58		$7.69		$7.53	$8.51

Total return	6.32%		1.67%		4.35%		(10.23)%	(2.18)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$554,054		$588,494		$621,248		$645,969	$839,764
Ratio of expenses to average net assets:
After waivers (f)	0.82	%(g)(i)	0.85	%(g)	0.86	%(g)	0.80%	0.79%
Before waivers (f)	0.82	%(g)	0.85	%(g)	0.86	%(g)	0.80%	0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	3.26%		3.02%		2.19%		1.18%	0.75%
Before waivers (f)	3.25%		3.02%		2.19%		1.18%	0.75%
Portfolio turnover rate^	170%		182%		159%		142%	111%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

Class K	Year Ended December 31,
	2025		2024		2023		2022	2021
Net asset value, beginning of year	$7.62		$7.72		$7.57		$8.55	$8.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.28		0.25		0.19		0.11	0.09
Net realized and unrealized gain (loss)	0.21		(0.09)		0.15		(0.96)	(0.25)

Total from investment operations	0.49		0.16		0.34		(0.85)	(0.16)

Less distributions:
Dividends from net investment income	(0.30)		(0.26)		(0.19)		(0.07)	(0.09)
Distributions from net realized gains	—		—		—		(0.06)	(0.06)
Tax return of capital	—	#	—		—		—	—

Total dividends and distributions	(0.30)		(0.26)		(0.19)		(0.13)	(0.15)

Net asset value, end of year	$7.81		$7.62		$7.72		$7.57	$8.55

Total return	6.41%		2.04%		4.45%		(9.95)%	(1.83)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$368,891		$385,017		$411,632		$414,158	$495,632
Ratio of expenses to average net assets:
After waivers (f)	0.57	%(g)(i)	0.60	%(g)	0.61	%(g)	0.55%	0.54%
Before waivers (f)	0.57	%(g)	0.60	%(g)	0.61	%(g)	0.55%	0.54%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	3.51%		3.27%		2.44%		1.44%	0.98%
Before waivers (f)	3.50%		3.27%		2.44%		1.44%	0.98%
Portfolio turnover rate^	170%		182%		159%		142%	111%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.01%, 0.04% and 0.05% for the years ended December 31, 2025, 2024 and 2023, respectively for each class.
(i)	Includes voluntary waiver from investment manager of less than 0.005%.

See Notes to Financial Statements.

1180

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EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.7%)
Diversified Telecommunication Services (0.5%)
Anterix, Inc.*	8,800	$192,104
ATN International, Inc.	9,130	208,164
Bandwidth, Inc., Class A*	19,880	307,146
Cogent Communications Holdings, Inc.	23,425	505,043
Globalstar, Inc.*	26,680	1,628,547
IDT Corp., Class B	10,100	517,221
Liberty Latin America Ltd., Class A*	27,400	202,486
Liberty Latin America Ltd., Class C*	56,199	419,245
Lumen Technologies, Inc.*	520,340	4,043,042
Shenandoah Telecommunications Co.	26,948	311,519
Uniti Group, Inc.	76,839	538,641

		8,873,158

Entertainment (0.5%)
AMC Entertainment Holdings, Inc., Class A (x)*	243,160	379,330
Atlanta Braves Holdings, Inc., Class A (x)*	8,220	349,268
Atlanta Braves Holdings, Inc., Class C*	28,170	1,111,306
Cinemark Holdings, Inc.	62,100	1,443,204
Eventbrite, Inc., Class A*	36,900	164,205
Golden Matrix Group, Inc. (x)*	4,990	3,996
IMAX Corp.*	27,100	1,001,616
Lionsgate Studios Corp.*	93,836	856,723
Madison Square Garden Entertainment Corp., Class A*	23,096	1,244,643
Marcus Corp. (The)	15,640	242,576
Playstudios, Inc.*	26,630	17,349
Reservoir Media, Inc.*	7,050	53,369
Sphere Entertainment Co.*	14,716	1,399,197
Starz Entertainment Corp.	6,255	73,184
Vivid Seats, Inc., Class A*	1,675	12,077

		8,352,043

Interactive Media & Services (0.5%)
Angi, Inc., Class A*	24,200	312,906
Arena Group Holdings, Inc. (The)*	2,500	10,000
Bumble, Inc., Class A*	52,880	188,782
Cargurus, Inc., Class A*	41,800	1,603,030
Cars.com, Inc.*	41,400	505,080
EverQuote, Inc., Class A*	15,130	408,510
fuboTV, Inc.*	69,640	175,493
Getty Images Holdings, Inc. (x)*	31,440	42,130
Grindr, Inc.*	15,230	206,214
MediaAlpha, Inc., Class A*	17,270	223,646
Nextdoor Holdings, Inc.*	82,810	173,901
QuinStreet, Inc.*	27,250	391,582
Rumble, Inc. (x)*	44,000	278,080
Shutterstock, Inc.	18,170	347,047
Teads Holding Co. (x)*	19,040	13,402
Travelzoo*	1,000	7,120
TripAdvisor, Inc.*	65,000	946,400
TrueCar, Inc.*	52,690	119,079
Webtoon Entertainment, Inc. (x)*	5,300	69,059
Yelp, Inc., Class A*	36,620	1,112,882
Ziff Davis, Inc.*	25,318	889,928
ZipRecruiter, Inc., Class A*	52,000	202,800

		8,227,071

Media (1.0%)
Advantage Solutions, Inc.*	65,950	58,036
AMC Networks, Inc., Class A*	27,330	260,182
Boston Omaha Corp., Class A (x)*	12,940	160,068
Cable One, Inc.	3,170	357,735
EchoStar Corp., Class A (x)*	72,665	7,898,685
Emerald Holding, Inc.	8,150	36,430
Entravision Communications Corp., Class A	60,360	176,855
EW Scripps Co. (The), Class A*	56,722	226,321
Gambling.com Group Ltd.*	14,130	77,150
Gray Media, Inc.	27,400	132,616
Ibotta, Inc., Class A*	4,880	110,922
iHeartMedia, Inc., Class A*	93,120	387,379
John Wiley & Sons, Inc., Class A	23,040	705,715
Magnite, Inc.*	59,383	963,786
National CineMedia, Inc.	9,640	37,500
Newsmax, Inc., Class B (x)*	17,700	136,821
Optimum Communications, Inc., Class A*	146,100	241,065
PubMatic, Inc., Class A*	21,000	186,270
Scholastic Corp.	12,060	357,338
Sinclair, Inc.	25,390	388,467
Stagwell, Inc., Class A (x)*	57,810	282,691
TechTarget, Inc.*	20,700	111,780
TEGNA, Inc.	83,740	1,625,393
Thryv Holdings, Inc.*	16,580	100,309
USA TODAY Co., Inc.*	108,089	556,658

		15,576,172

Wireless Telecommunication Services (0.2%)
Gogo, Inc.*	38,300	178,478
Spok Holdings, Inc.	11,120	146,673
Telephone and Data Systems, Inc.	52,500	2,152,500

		2,477,651

Total Communication Services		43,506,095

Consumer Discretionary (8.8%)
Automobile Components (1.1%)
Adient plc*	49,900	956,583
American Axle & Manufacturing Holdings, Inc.*	62,675	401,747
Cooper-Standard Holdings, Inc.*	5,600	183,848
Dana, Inc.	58,255	1,384,139
Dorman Products, Inc.*	15,510	1,910,677
Fox Factory Holding Corp.*	22,600	386,686
Garrett Motion, Inc.	86,660	1,510,484
Gentherm, Inc.*	16,900	614,653
Goodyear Tire & Rubber Co. (The)*	164,623	1,442,097
Holley, Inc.*	32,320	133,482

See Notes to Financial Statements.

1181

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
LCI Industries	13,470	$1,634,450
Motorcar Parts of America, Inc.*	2,060	25,420
Patrick Industries, Inc.	16,957	1,838,648
Phinia, Inc.	20,150	1,263,203
Solid Power, Inc. (x)*	82,400	350,200
Standard Motor Products, Inc.	12,900	475,365
Strattec Security Corp.*	630	47,968
Visteon Corp.	16,100	1,531,110
XPEL, Inc. (m)*	12,080	602,913

		16,693,673

Automobiles (0.0%)†
Livewire Group, Inc. (x)*	52,850	233,597
Winnebago Industries, Inc.	9,506	385,183

		618,780

Broadline Retail (0.1%)
Groupon, Inc.*	13,940	245,484
Kohl’s Corp.	61,000	1,245,010
Savers Value Village, Inc.*	26,260	245,268

		1,735,762

Distributors (0.1%)
GigaCloud Technology, Inc., Class A*	13,180	517,710
Gold.com, Inc.	13,010	442,991
Weyco Group, Inc.	1,070	32,731

		993,432

Diversified Consumer Services (1.1%)
Adtalem Global Education, Inc.*	20,640	2,135,621
American Public Education, Inc.*	9,760	368,928
Carriage Services, Inc., Class A	8,530	360,819
Coursera, Inc.*	70,150	516,304
Driven Brands Holdings, Inc.*	33,650	498,693
European Wax Center, Inc., Class A*	41,370	148,932
Frontdoor, Inc.*	41,700	2,405,673
Graham Holdings Co., Class B	1,730	1,900,578
KinderCare Learning Cos., Inc.*	19,500	84,240
Laureate Education, Inc.*	70,400	2,370,368
Lincoln Educational Services Corp.*	16,540	399,441
Matthews International Corp., Class A	18,459	482,149
Mister Car Wash, Inc.*	52,590	292,400
Nerdy, Inc.*	91,970	95,649
OneSpaWorld Holdings Ltd.	56,420	1,170,151
Perdoceo Education Corp.	38,800	1,138,004
Strategic Education, Inc.	12,764	1,023,673
Stride, Inc.*	23,284	1,511,830
Udemy, Inc.*	53,700	314,145
Universal Technical Institute, Inc.*	21,150	552,649
Zspace, Inc.*	1,900	895

		17,771,142

Hotels, Restaurants & Leisure (1.7%)
Accel Entertainment, Inc., Class A*	22,190	253,188
Bally’s Corp. (x)*	3,000	49,560
Biglari Holdings, Inc., Class B*	931	309,492
BJ’s Restaurants, Inc.*	12,134	478,080
Bloomin’ Brands, Inc.	46,890	289,311
Brightstar Lottery plc	51,310	794,279
Brinker International, Inc.*	24,210	3,474,619
Cheesecake Factory, Inc. (The) (x)	25,821	1,303,444
Cracker Barrel Old Country Store, Inc. (x)	13,801	350,545
Dave & Buster’s Entertainment, Inc.*	410	6,646
Denny’s Corp.*	52,550	326,861
Dine Brands Global, Inc. (x)	6,351	204,121
El Pollo Loco Holdings, Inc.*	20,130	210,560
First Watch Restaurant Group, Inc.*	29,950	451,646
Genius Sports Ltd.*	123,800	1,364,276
Global Business Travel Group I*	70,480	539,172
Golden Entertainment, Inc.	10,620	288,758
Hilton Grand Vacations, Inc.*	34,200	1,530,450
Inspired Entertainment, Inc.*	7,190	67,298
Jack in the Box, Inc.	10,549	199,903
Krispy Kreme, Inc. (x)	43,321	174,150
Kura Sushi USA, Inc., Class A (x)*	5,660	296,188
Life Time Group Holdings, Inc.*	82,450	2,191,521
Lindblad Expeditions Holdings, Inc.*	22,420	323,296
Marriott Vacations Worldwide Corp.	17,900	1,032,651
Monarch Casino & Resort, Inc.	6,700	641,190
Nathan’s Famous, Inc.	880	82,342
Papa John’s International, Inc.	18,742	721,380
Portillo’s, Inc., Class A*	22,690	103,013
Pursuit Attractions and Hospitality, Inc.*	9,504	320,095
RCI Hospitality Holdings, Inc. (x)	4,740	113,002
Red Rock Resorts, Inc., Class A	27,200	1,685,040
Rush Street Interactive, Inc.*	49,620	964,117
Sabre Corp.*	188,520	256,387
Serve Robotics, Inc. (x)*	34,100	353,958
Shake Shack, Inc., Class A*	21,700	1,761,389
Six Flags Entertainment Corp.*	51,637	792,112
Super Group SGHC Ltd.	84,680	1,011,926
Sweetgreen, Inc., Class A*	52,321	353,690
Target Hospitality Corp.*	23,200	185,832
United Parks & Resorts, Inc.*	20,800	755,040
Xponential Fitness, Inc., Class A*	29,470	242,538

		26,853,066

Household Durables (1.6%)
Bassett Furniture Industries, Inc.	1,400	23,464
Beazer Homes USA, Inc.*	16,030	324,928
Cavco Industries, Inc.*	4,330	2,557,904
Century Communities, Inc.	15,100	896,185
Champion Homes, Inc.*	30,800	2,602,600
Cricut, Inc., Class A	35,770	177,061
Dream Finders Homes, Inc., Class A*	9,360	160,056
Ethan Allen Interiors, Inc.	6,654	151,977
Flexsteel Industries, Inc.	1,430	56,471
Green Brick Partners, Inc.*	17,660	1,106,576
Hamilton Beach Brands Holding Co., Class A	2,240	36,848
Helen of Troy Ltd.*	4,098	87,083
Hovnanian Enterprises, Inc., Class A*	2,140	208,736

See Notes to Financial Statements.

1182

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Installed Building Products, Inc. (x)	12,100	$3,138,619
KB Home	34,230	1,930,914
La-Z-Boy, Inc.	21,459	799,777
Legacy Housing Corp.*	7,690	150,109
Leggett & Platt, Inc.	74,500	819,500
LGI Homes, Inc.*	13,000	558,480
Lovesac Co. (The)*	10,810	159,447
M/I Homes, Inc.*	14,550	1,861,672
Meritage Homes Corp.	39,318	2,587,124
Sonos, Inc.*	65,753	1,154,623
Taylor Morrison Home Corp., Class A*	51,720	3,044,756
Traeger, Inc.*	34,610	37,379
Tri Pointe Homes, Inc.*	51,461	1,619,478

		26,251,767

Leisure Products (0.4%)
Acushnet Holdings Corp.	15,600	1,245,192
American Outdoor Brands, Inc.*	600	4,638
Clarus Corp.	28,454	95,321
Escalade, Inc.	670	9,038
Funko, Inc., Class A*	28,710	97,614
JAKKS Pacific, Inc.	5,190	87,607
Johnson Outdoors, Inc., Class A	5,110	216,920
Latham Group, Inc.*	37,290	236,792
Malibu Boats, Inc., Class A*	9,600	270,816
Marine Products Corp.	5,930	51,947
MasterCraft Boat Holdings, Inc.*	9,930	187,776
Peloton Interactive, Inc., Class A*	216,020	1,330,683
Polaris, Inc.	29,800	1,884,850
Smith & Wesson Brands, Inc.	22,035	217,485
Sturm Ruger & Co., Inc.	10,700	349,355
Topgolf Callaway Brands Corp.*	52,753	615,628

		6,901,662

Specialty Retail (2.2%)
1-800-Flowers.com, Inc., Class A (x)*	16,270	63,941
Abercrombie & Fitch Co., Class A*	25,450	3,203,391
Academy Sports & Outdoors, Inc.	33,600	1,678,656
Advance Auto Parts, Inc.	33,500	1,316,550
American Eagle Outfitters, Inc.	86,040	2,268,875
America’s Car-Mart, Inc.*	3,340	84,368
Arhaus, Inc., Class A*	28,770	322,512
Arko Corp. (x)	41,750	189,545
Asbury Automotive Group, Inc.*	10,932	2,542,018
BARK, Inc. (x)*	21,290	12,827
Bed Bath & Beyond, Inc.*	23,300	127,218
Boot Barn Holdings, Inc.*	17,220	3,038,813
Buckle, Inc. (The)	16,339	872,829
Build-A-Bear Workshop, Inc.	7,130	436,855
Caleres, Inc.	6,163	75,004
Camping World Holdings, Inc., Class A	30,790	299,587
Citi Trends, Inc.*	1,580	65,665
Designer Brands, Inc., Class A (x)	23,750	176,462
EVgo, Inc., Class A*	5,860	17,053
Genesco, Inc.*	9,167	227,067
Group 1 Automotive, Inc.	6,407	2,519,873
Haverty Furniture Cos., Inc.	7,570	176,835
J Jill, Inc.	7,840	107,565
Lands’ End, Inc.*	8,260	119,935
MarineMax, Inc.*	8,300	201,109
Monro, Inc.	17,704	354,788
National Vision Holdings, Inc.*	44,892	1,159,111
OneWater Marine, Inc., Class A*	3,170	34,299
Outdoor Holding Co.*	31,590	54,019
Petco Health & Wellness Co., Inc., Class A*	54,130	152,105
RealReal, Inc. (The)*	54,980	867,584
Revolve Group, Inc., Class A*	18,600	561,534
Sally Beauty Holdings, Inc.*	68,800	981,088
Shoe Carnival, Inc.	7,100	119,848
Signet Jewelers Ltd.	23,370	1,936,906
Sleep Number Corp.*	16,770	141,874
Sonic Automotive, Inc., Class A	7,845	485,292
Stitch Fix, Inc., Class A*	74,480	391,020
ThredUp, Inc., Class A*	50,840	324,868
Torrid Holdings, Inc. (x)*	13,490	13,199
Upbound Group, Inc.	34,203	600,605
Urban Outfitters, Inc.*	33,560	2,525,726
Victoria’s Secret & Co.*	37,770	2,046,001
Warby Parker, Inc., Class A*	54,890	1,196,053
Winmark Corp.	1,500	607,410
Zumiez, Inc.*	7,820	203,711

		34,901,594

Textiles, Apparel & Luxury Goods (0.5%)
Capri Holdings Ltd.*	65,000	1,586,000
Carter’s, Inc.	19,900	645,357
Ermenegildo Zegna NV (x)	34,500	353,625
Figs, Inc., Class A*	37,000	420,320
G-III Apparel Group Ltd.	24,300	703,728
Kontoor Brands, Inc.	29,940	1,829,035
Lakeland Industries, Inc. (x)	5,800	51,272
Movado Group, Inc.	9,850	203,107
Oxford Industries, Inc.	1,900	64,980
Rocky Brands, Inc.	2,170	63,646
Steven Madden Ltd.	39,530	1,646,029
Superior Group of Cos., Inc.	3,030	29,330
Wolverine World Wide, Inc.	45,080	818,202

		8,414,631

Total Consumer Discretionary		141,135,509

Consumer Staples (1.8%)
Beverages (0.1%)
MGP Ingredients, Inc.	11,270	273,861
National Beverage Corp.*	10,840	345,688
Vita Coco Co., Inc. (The)*	25,990	1,377,730
Zevia PBC, Class A*	28,820	66,862

		2,064,141

Consumer Staples Distribution & Retail (0.4%)
Andersons, Inc. (The)	16,309	867,149
Chefs’ Warehouse, Inc. (The)*	18,830	1,173,674
Grocery Outlet Holding Corp.*	52,900	534,290
HF Foods Group, Inc.*	22,420	48,203
Ingles Markets, Inc., Class A	7,600	520,980
Natural Grocers by Vitamin Cottage, Inc.	10,850	271,792
PriceSmart, Inc.	13,622	1,671,011

See Notes to Financial Statements.

1183

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
United Natural Foods, Inc.*	31,888	$1,073,669
Village Super Market, Inc., Class A	7,010	248,119
Weis Markets, Inc.	8,451	541,625

		6,950,512

Food Products (0.7%)
Alico, Inc.	4,020	146,248
B&G Foods, Inc. (x)	41,590	178,837
Beyond Meat, Inc. (x)*	37,910	31,086
BRC, Inc., Class A (x)*	59,650	66,211
Calavo Growers, Inc.	8,040	174,870
Cal-Maine Foods, Inc.	25,664	2,042,084
Dole plc	38,210	572,768
Forafric Global plc (x)*	880	9,706
Fresh Del Monte Produce, Inc.	18,604	662,861
Hain Celestial Group, Inc. (The)*	100,190	107,203
J & J Snack Foods Corp.	8,703	786,490
John B Sanfilippo & Son, Inc.	4,740	334,644
Lifeway Foods, Inc.*	4,110	99,585
Limoneira Co.	3,350	42,294
Mama’s Creations, Inc.*	16,950	228,656
Marzetti Co. (The)	10,837	1,781,820
Mission Produce, Inc.*	19,870	230,492
Seneca Foods Corp., Class A*	4,460	493,410
Simply Good Foods Co. (The)*	52,430	1,052,794
SunOpta, Inc.*	75,190	285,722
Tootsie Roll Industries, Inc.	9,800	358,974
TreeHouse Foods, Inc.*	27,000	636,930
Utz Brands, Inc.	38,520	399,838
Vital Farms, Inc.*	17,910	572,045
Westrock Coffee Co. (x)*	11,040	44,933

		11,340,501

Household Products (0.3%)
Central Garden & Pet Co.*	4,470	143,711
Central Garden & Pet Co., Class A*	31,201	910,757
Energizer Holdings, Inc.	24,580	488,896
Oil-Dri Corp. of America	3,560	174,227
Spectrum Brands Holdings, Inc.	14,300	844,844
WD-40 Co.	7,647	1,505,694

		4,068,129

Personal Care Products (0.2%)
Beauty Health Co. (The) (x)*	59,000	82,010
Edgewell Personal Care Co.	30,300	516,615
FitLife Brands, Inc.*	200	3,254
Herbalife Ltd.*	49,900	643,211
Honest Co., Inc. (The) (x)*	45,320	116,926
Interparfums, Inc.	10,210	866,114
Lifevantage Corp. (x)	1,000	6,160
Medifast, Inc. (x)*	17,500	186,900
Nature’s Sunshine Products, Inc.*	5,260	113,511
Nu Skin Enterprises, Inc., Class A	25,800	248,196
Olaplex Holdings, Inc.*	74,330	99,602
USANA Health Sciences, Inc.*	7,870	154,488
Waldencast plc, Class A (x)*	7,200	13,536

		3,050,523

Tobacco (0.1%)
Ispire Technology, Inc. (x)*	3,030	8,484
Turning Point Brands, Inc.	7,750	840,100
Universal Corp.	14,253	751,846

		1,600,430

Total Consumer Staples		29,074,236

Energy (4.8%)
Energy Equipment & Services (1.8%)
Archrock, Inc.	91,800	2,388,636
Atlas Energy Solutions, Inc. (x)	38,150	359,373
Borr Drilling Ltd.	133,130	536,514
Bristow Group, Inc., Class A*	12,686	464,561
Cactus, Inc., Class A	38,270	1,748,174
Core Laboratories, Inc.	25,050	401,552
DMC Global, Inc.*	19,750	132,127
Energy Services of America Corp.	4,700	38,399
Expro Group Holdings NV*	59,349	792,309
Flowco Holdings, Inc., Class A	9,000	168,660
Forum Energy Technologies, Inc.*	2,230	82,399
Helix Energy Solutions Group, Inc.*	79,900	500,973
Helmerich & Payne, Inc.	54,700	1,568,796
Innovex International, Inc.*	21,800	476,766
Kodiak Gas Services, Inc.	46,060	1,722,644
Liberty Energy, Inc., Class A	91,360	1,686,506
Mammoth Energy Services, Inc.*	6,190	11,451
Nabors Industries Ltd.*	5,160	280,188
National Energy Services Reunited Corp.*	33,300	521,478
Natural Gas Services Group, Inc.	2,360	79,414
Noble Corp. plc	75,905	2,143,557
Oceaneering International, Inc.*	55,500	1,333,665
Oil States International, Inc.*	34,500	233,565
Patterson-UTI Energy, Inc.	168,705	1,030,788
ProFrac Holding Corp., Class A (x)*	49,100	190,999
ProPetro Holding Corp.*	45,500	432,705
Ranger Energy Services, Inc., Class A	6,850	95,763
RPC, Inc.	37,300	202,912
SEACOR Marine Holdings, Inc.*	8,440	50,809
Seadrill Ltd.*	31,290	1,082,634
Select Water Solutions, Inc., Class A	51,240	539,045
Solaris Energy Infrastructure, Inc., Class A	20,390	937,328
TETRA Technologies, Inc.*	79,550	745,383
Tidewater, Inc.*	27,390	1,383,469
Transocean Ltd.*	506,680	2,092,588
Valaris Ltd.*	35,250	1,776,600

		28,232,730

Oil, Gas & Consumable Fuels (3.0%)
Ardmore Shipping Corp.	22,420	237,428
BKV Corp.*	9,500	257,925
California Resources Corp.	40,022	1,789,384
Calumet, Inc.*	38,500	764,995
Centrus Energy Corp., Class A*	9,160	2,223,682
Clean Energy Fuels Corp.*	90,259	189,544
CNX Resources Corp.*	70,450	2,590,446
Comstock Resources, Inc.*	47,600	1,103,368
Core Natural Resources, Inc.	29,774	2,635,297

See Notes to Financial Statements.

1184

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Crescent Energy Co., Class A	119,775	$1,004,912
CVR Energy, Inc.*	19,190	488,194
Delek US Holdings, Inc.	33,827	1,003,309
DHT Holdings, Inc.	75,800	925,518
Diversified Energy Co.	26,390	382,127
Dorian LPG Ltd.	21,738	529,103
Empire Petroleum Corp. (x)*	4,443	13,507
Encore Energy Corp. (x)*	87,390	216,727
Energy Fuels, Inc. (x)*	124,600	1,811,684
Epsilon Energy Ltd.	5,800	26,912
Evolution Petroleum Corp.	14,740	52,180
Excelerate Energy, Inc., Class A	11,010	308,830
FLEX LNG Ltd.	14,400	359,280
FutureFuel Corp.	41,290	131,715
Golar LNG Ltd.	55,400	2,061,434
Granite Ridge Resources, Inc.	28,290	132,963
Green Plains, Inc.*	35,780	350,644
Gulfport Energy Corp.*	8,480	1,763,755
HighPeak Energy, Inc. (x)	26,350	124,899
Infinity Natural Resources, Inc., Class A*	4,800	70,704
International Seaways, Inc.	22,684	1,101,308
Jura Energy Corp.*	690	12
Kinetik Holdings, Inc., Class A	24,760	892,598
Kolibri Global Energy, Inc.*	5,500	21,615
Kosmos Energy Ltd.*	262,740	238,410
Magnolia Oil & Gas Corp., Class A	104,180	2,280,500
Murphy Oil Corp.	69,800	2,181,250
NACCO Industries, Inc., Class A	2,040	100,042
Navigator Holdings Ltd.	4,300	74,476
New Fortress Energy, Inc. (x)*	105,400	120,156
NextDecade Corp.*	64,930	342,181
NextNRG, Inc. (x)*	3,500	5,075
Nordic American Tankers Ltd. (x)	131,701	453,051
Northern Oil & Gas, Inc. (x)	55,710	1,196,094
OPAL Fuels, Inc., Class A*	5,100	12,010
Par Pacific Holdings, Inc.*	29,560	1,038,738
PBF Energy, Inc., Class A	44,950	1,219,044
Peabody Energy Corp.	71,880	2,134,836
Prairie Operating Co. (x)*	29,600	50,024
PrimeEnergy Resources Corp. (x)*	1,520	259,920
REX American Resources Corp.*	19,800	639,936
Riley Exploration Permian, Inc.	7,320	193,248
Sable Offshore Corp. (x)*	38,240	344,925
SandRidge Energy, Inc.	17,900	258,297
Scorpio Tankers, Inc.	25,930	1,318,022
SFL Corp. Ltd.	61,865	483,166
SM Energy Co.	60,610	1,133,407
Talos Energy, Inc.*	74,430	820,219
Teekay Corp. Ltd.	27,180	245,435
Teekay Tankers Ltd., Class A	12,850	686,447
Uranium Energy Corp.*	260,380	3,041,238
VAALCO Energy, Inc.	72,790	264,956
Verde Clean Fuels, Inc. (x)*	460	948
Vitesse Energy, Inc. (x)	13,700	263,862
W&T Offshore, Inc. (x)	146,744	239,193
World Kinect Corp.	27,840	652,291

		47,857,396

Total Energy		76,090,126

Financials (17.6%)
Banks (9.8%)
1st Source Corp.	13,442	839,991
ACNB Corp.	3,470	167,774
Amalgamated Financial Corp.	13,690	438,491
Amerant Bancorp, Inc., Class A	20,310	396,248
Ameris Bancorp	37,094	2,754,971
Ames National Corp.	1,700	39,032
Arrow Financial Corp.	10,431	327,533
Associated Banc-Corp.	92,210	2,375,330
Atlantic Union Bankshares Corp.	79,697	2,813,304
Axos Financial, Inc.*	29,070	2,504,671
Banc of California, Inc.	73,407	1,416,021
BancFirst Corp.	11,170	1,184,243
Bancorp, Inc. (The)*	24,390	1,646,813
Bank First Corp.	4,990	607,882
Bank of Hawaii Corp.	20,960	1,433,035
Bank of Marin Bancorp	13,370	347,754
Bank of NT Butterfield & Son Ltd. (The)	22,970	1,144,365
Bank7 Corp.	2,400	98,352
BankFinancial Corp.	260	3,120
BankUnited, Inc.	43,400	1,934,338
Bankwell Financial Group, Inc.	1,800	82,476
Banner Corp.	17,800	1,115,348
Bar Harbor Bankshares	8,656	268,769
BayCom Corp.	5,530	162,582
BCB Bancorp, Inc.	8,440	68,111
Beacon Financial Corp.	43,267	1,140,951
Blue Foundry Bancorp*	12,470	155,002
Blue Ridge Bankshares, Inc.	2,520	10,760
Bridgewater Bancshares, Inc.*	15,470	271,189
Burke & Herbert Financial Services Corp.	10,381	646,840
Business First Bancshares, Inc.	19,920	520,709
BV Financial, Inc.*	460	8,344
Byline Bancorp, Inc.	23,690	690,563
C&F Financial Corp.	570	41,376
Cadence Bank	102,310	4,382,960
California Bancorp	4,770	89,056
Camden National Corp.	14,000	607,320
Capital Bancorp, Inc.	4,590	129,300
Capital City Bank Group, Inc.	6,860	292,030
Capitol Federal Financial, Inc.	78,900	537,309
Carter Bankshares, Inc.*	15,060	296,080
Cathay General Bancorp	39,097	1,891,904
CB Financial Services, Inc.	160	5,578
Central Pacific Financial Corp.	15,110	470,828
CF Bankshares, Inc.	110	2,744
Chain Bridge Bancorp, Inc., Class A*	180	6,235
Chemung Financial Corp.	1,110	61,938
ChoiceOne Financial Services, Inc.	3,210	94,759
Citizens & Northern Corp.	9,212	185,806
Citizens Community Bancorp, Inc.	270	4,811
Citizens Financial Services, Inc.	1,423	81,139
City Holding Co.	8,550	1,019,160
Civista Bancshares, Inc.	5,340	118,655
CNB Financial Corp.	12,923	338,195
Coastal Financial Corp.*	6,880	788,379

See Notes to Financial Statements.

1185

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Colony Bankcorp, Inc.	6,780	$120,820
Columbia Financial, Inc.*	21,030	326,806
Community Financial System, Inc.	28,302	1,625,667
Community Trust Bancorp, Inc.	11,915	673,197
Community West Bancshares	3,890	87,525
ConnectOne Bancorp, Inc.	24,998	655,448
Customers Bancorp, Inc.*	16,630	1,215,986
CVB Financial Corp.	76,087	1,415,218
Dime Community Bancshares, Inc.	28,652	862,139
Eagle Bancorp Montana, Inc.	470	9,353
Eagle Bancorp, Inc.	15,450	330,939
Eagle Financial Services, Inc.	890	35,418
Eastern Bankshares, Inc.	130,460	2,404,378
ECB Bancorp, Inc.*	200	3,478
Enterprise Financial Services Corp.	19,447	1,050,138
Equity Bancshares, Inc., Class A	8,680	387,562
Esquire Financial Holdings, Inc.	3,590	366,431
Farmers & Merchants Bancorp, Inc.	6,560	162,163
Farmers National Banc Corp.	17,900	238,428
FB Bancorp, Inc.*	3,150	40,478
FB Financial Corp.	23,606	1,317,215
Fidelity D&D Bancorp, Inc.	860	37,436
Financial Institutions, Inc.	10,860	338,506
Finward Bancorp	80	2,815
Finwise Bancorp*	1,050	18,837
First Bancorp (Nasdaq Stock Exchange)	20,550	1,043,734
First Bancorp (New York Stock Exchange)	84,120	1,743,808
First Bancorp, Inc. (The)	7,109	187,962
First Bank	5,140	84,604
First Busey Corp.	54,751	1,302,526
First Business Financial Services, Inc.	2,820	153,126
First Capital, Inc.	70	4,144
First Commonwealth Financial Corp.	50,733	855,358
First Community Bankshares, Inc.	7,920	267,142
First Community Corp.	1,150	34,097
First Financial Bancorp	54,043	1,352,156
First Financial Bankshares, Inc.	73,748	2,202,853
First Financial Corp.	6,050	365,541
First Foundation, Inc.*	53,840	331,654
First Internet Bancorp	2,880	60,106
First Interstate BancSystem, Inc., Class A	49,216	1,702,874
First Merchants Corp.	32,747	1,227,358
First Mid Bancshares, Inc.	10,490	409,110
First National Corp.	1,090	27,512
First Savings Financial Group, Inc.	840	26,762
First United Corp.	970	36,317
First Western Financial, Inc.*	3,480	93,299
Firstsun Capital Bancorp*	840	31,613
Five Star Bancorp	7,540	269,781
Flagstar Bank NA	169,823	2,138,072
Flushing Financial Corp.	24,562	372,606
Franklin Financial Services Corp.	770	38,654
FS Bancorp, Inc.	1,320	54,344
Fulton Financial Corp.	100,340	1,939,572
FVCBankcorp, Inc.	5,435	75,601
GBank Financial Holdings, Inc. (x)*	1,250	42,363
German American Bancorp, Inc.	20,270	794,179
Glacier Bancorp, Inc.	69,958	3,081,650
Great Southern Bancorp, Inc.	4,510	277,636
Greene County Bancorp, Inc.	6,660	148,052
Hancock Whitney Corp.	49,287	3,138,596
Hanmi Financial Corp.	14,880	402,206
Hanover Bancorp, Inc.	130	3,004
Hawthorn Bancshares, Inc.	790	27,555
HBT Financial, Inc.	8,800	227,480
Heritage Commerce Corp.	30,500	366,305
Heritage Financial Corp.	26,162	618,731
Hilltop Holdings, Inc.	25,900	879,046
Hingham Institution For Savings (The) (x)	770	218,649
Home Bancorp, Inc.	6,110	353,158
Home BancShares, Inc.	100,831	2,801,085
HomeTrust Bancshares, Inc.	8,790	377,443
Hope Bancorp, Inc.	74,114	812,289
Horizon Bancorp, Inc.	22,540	382,278
Independent Bank Corp.	12,440	404,673
Independent Bank Corp./MA	26,083	1,906,146
International Bancshares Corp.	31,590	2,098,840
Investar Holding Corp.	2,660	71,075
John Marshall Bancorp, Inc.	4,570	91,354
Kearny Financial Corp.	47,881	354,798
Lakeland Financial Corp.	13,900	793,134
Landmark Bancorp, Inc. (x)	177	4,636
LCNB Corp.	2,400	39,336
LINKBANCORP, Inc.	3,700	30,562
Live Oak Bancshares, Inc.	17,600	604,560
MainStreet Bancshares, Inc.	260	5,294
Mechanics Bancorp	28,780	421,051
Mercantile Bank Corp.	13,520	650,312
Meridian Corp.	420	7,384
Metrocity Bankshares, Inc.	18,110	480,639
Metropolitan Bank Holding Corp.	5,930	452,815
Mid Penn Bancorp, Inc.	17,170	532,613
Middlefield Banc Corp.	1,020	35,231
Midland States Bancorp, Inc.	14,740	312,046
MidWestOne Financial Group, Inc.	9,230	355,355
MVB Financial Corp.	6,050	156,272
National Bank Holdings Corp., Class A	23,100	878,031
National Bankshares, Inc.	1,500	50,295
NB Bancorp, Inc.	23,630	468,347
NBT Bancorp, Inc.	28,622	1,188,385
Nicolet Bankshares, Inc.	7,540	914,602
Northeast Bank	3,630	377,266
Northeast Community Bancorp, Inc.	4,450	100,614
Northfield Bancorp, Inc.	26,443	302,243
Northpointe Bancshares, Inc.	3,320	55,710
Northrim Bancorp, Inc.	9,600	255,456
Northwest Bancshares, Inc.	79,173	950,076
Norwood Financial Corp.	1,550	43,477
Oak Valley Bancorp	1,480	44,489
OceanFirst Financial Corp.	33,679	604,538
OFG Bancorp	24,000	983,520
Ohio Valley Banc Corp.	460	18,391

See Notes to Financial Statements.

1186

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Old National Bancorp	191,062	$4,262,593
Old Second Bancorp, Inc.	34,550	673,725
OP Bancorp	2,430	34,312
Orange County Bancorp, Inc.	2,390	68,234
Origin Bancorp, Inc.	15,590	586,340
Orrstown Financial Services, Inc.	10,360	366,951
Park National Corp.	9,448	1,437,797
Parke Bancorp, Inc.	3,220	80,629
Pathward Financial, Inc.	13,950	990,450
Patriot National Bancorp, Inc. (x)*	12,780	23,260
PCB Bancorp	5,130	111,064
Peapack-Gladstone Financial Corp.	9,800	272,930
Peoples Bancorp of North Carolina, Inc.	830	30,046
Peoples Bancorp, Inc.	17,308	519,759
Peoples Financial Services Corp.	4,640	226,014
Pioneer Bancorp, Inc.*	2,070	27,904
Plumas Bancorp	960	42,902
Ponce Financial Group, Inc.*	4,390	71,777
Preferred Bank	6,900	651,567
Primis Financial Corp.	15,980	222,282
Princeton Bancorp, Inc.	1,100	38,159
Provident Financial Services, Inc.	67,543	1,333,974
QCR Holdings, Inc.	8,850	737,205
RBB Bancorp	10,280	212,179
Red River Bancshares, Inc.	2,350	167,860
Renasant Corp.	56,101	1,975,877
Republic Bancorp, Inc., Class A	4,860	335,291
Rhinebeck Bancorp, Inc.*	240	2,885
Richmond Mutual Bancorp, Inc.	580	8,143
Riverview Bancorp, Inc.	1,310	6,576
S&T Bancorp, Inc.	21,157	832,528
SB Financial Group, Inc.	260	5,790
Seacoast Banking Corp. of Florida	45,019	1,414,497
ServisFirst Bancshares, Inc.	29,930	2,148,675
Shore Bancshares, Inc.	13,875	245,310
Sierra Bancorp	10,346	338,107
Simmons First National Corp., Class A	78,689	1,483,288
SmartFinancial, Inc.	6,930	256,341
Sound Financial Bancorp, Inc.	60	2,618
South Plains Financial, Inc.	7,230	280,524
Southern First Bancshares, Inc.*	5,260	270,995
Southern Missouri Bancorp, Inc.	5,880	347,626
Southside Bancshares, Inc.	16,189	491,984
SR Bancorp, Inc. (x)	710	11,175
Stellar Bancorp, Inc.	24,904	770,530
Sterling Bancorp, Inc. (r)*	4,450	—
Stock Yards Bancorp, Inc.	14,850	964,507
Texas Capital Bancshares, Inc.*	24,700	2,236,338
Third Coast Bancshares, Inc.*	5,560	211,336
Timberland Bancorp, Inc.	1,200	42,960
Tompkins Financial Corp.	8,400	609,168
Towne Bank	43,921	1,465,644
TriCo Bancshares	15,372	728,172
Triumph Financial, Inc.*	12,300	770,349
TrustCo Bank Corp.	8,880	367,010
Trustmark Corp.	30,620	1,192,649
UMB Financial Corp.	40,623	4,673,270
Union Bankshares, Inc.	100	2,373
United Bankshares, Inc.	79,134	3,038,746
United Community Banks, Inc.	73,130	2,283,119
United Security Bancshares	270	2,719
Unity Bancorp, Inc.	3,830	198,088
Univest Financial Corp.	21,515	704,401
USCB Financial Holdings, Inc.	4,420	81,416
Valley National Bancorp	264,576	3,090,248
Virginia National Bankshares Corp.	1,250	49,813
WaFd, Inc.	44,467	1,424,278
Washington Trust Bancorp, Inc.	9,420	278,361
WesBanco, Inc.	52,923	1,759,161
West Bancorp, Inc.	11,260	249,859
Westamerica Bancorp	14,274	682,725
Western New England Bancorp, Inc.	3,050	38,491
WSFS Financial Corp.	29,515	1,630,409

		156,408,695

Capital Markets (1.8%)
Acadian Asset Management, Inc.	16,700	784,900
AlTi Global, Inc. (x)*	15,560	72,198
Artisan Partners Asset Management, Inc., Class A	31,090	1,266,607
Bakkt Holdings, Inc., Class A (x)*	3,800	38,152
BGC Group, Inc., Class A	196,690	1,756,442
Cohen & Steers, Inc.	14,629	918,409
Diamond Hill Investment Group, Inc.	1,913	324,253
DigitalBridge Group, Inc.	96,600	1,481,844
Donnelley Financial Solutions, Inc.*	15,900	742,371
Forge Global Holdings, Inc.*	6,372	283,936
GCM Grosvenor, Inc., Class A	22,180	251,078
Marex Group plc	30,000	1,150,800
MarketWise, Inc.	1,547	23,236
Miami International Holdings, Inc.*	12,800	568,064
Moelis & Co., Class A	41,500	2,852,710
Open Lending Corp.*	143,900	223,045
P10, Inc., Class A	30,360	297,832
Patria Investments Ltd., Class A	29,050	461,604
Perella Weinberg Partners, Class A	27,020	467,446
Piper Sandler Cos.	9,880	3,356,335
PJT Partners, Inc., Class A	12,900	2,156,880
Siebert Financial Corp.*	1,700	5,967
Silvercrest Asset Management Group, Inc., Class A	4,840	73,520
StepStone Group, Inc., Class A	38,090	2,444,235
StoneX Group, Inc.*	25,270	2,403,935
Value Line, Inc.	1,350	51,880
Victory Capital Holdings, Inc., Class A	23,100	1,457,379
Virtus Investment Partners, Inc.	4,078	665,326
Webull Corp.*	148,900	1,156,953
Westwood Holdings Group, Inc.	400	6,884
WisdomTree, Inc. (x)	72,380	882,312

		28,626,533

Consumer Finance (1.0%)
Atlanticus Holdings Corp.*	4,360	291,902

See Notes to Financial Statements.

1187

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Bread Financial Holdings, Inc.	23,430	$1,734,523
Consumer Portfolio Services, Inc.*	4,210	39,279
Dave, Inc.*	5,200	1,151,332
Encore Capital Group, Inc.*	15,700	853,295
Enova International, Inc.*	13,193	2,073,940
FirstCash Holdings, Inc.	21,275	3,390,810
Green Dot Corp., Class A*	23,400	299,754
LendingClub Corp.*	60,630	1,148,332
LendingTree, Inc.*	5,850	310,576
Medallion Financial Corp.	2,480	25,519
Navient Corp.	41,980	545,740
Nelnet, Inc., Class A	5,449	724,499
NerdWallet, Inc., Class A*	15,010	203,385
Oportun Financial Corp.*	4,000	21,160
OppFi, Inc.	14,870	155,540
PRA Group, Inc.*	29,048	513,859
PROG Holdings, Inc.	24,740	729,583
Regional Management Corp.	6,580	254,975
Upstart Holdings, Inc. (x)*	47,020	2,056,185
Vroom, Inc.*	400	7,952
World Acceptance Corp.*	1,881	264,074

		16,796,214

Financial Services (2.1%)
Acacia Research Corp.*	17,090	63,917
Alerus Financial Corp.	7,240	163,045
Banco Latinoamericano de Comercio Exterior SA, Class E	15,381	685,993
Burford Capital Ltd.	112,530	1,003,768
Cannae Holdings, Inc.	35,390	556,685
Cantaloupe, Inc.*	24,220	257,216
Cass Information Systems, Inc.	7,078	293,879
Compass Diversified Holdings	37,420	179,616
Enact Holdings, Inc.	16,060	636,618
Essent Group Ltd.	51,710	3,361,667
Evertec, Inc.	38,100	1,108,329
Federal Agricultural Mortgage Corp., Class C	4,850	851,514
Flywire Corp.*	67,814	960,246
HA Sustainable Infrastructure Capital, Inc.	68,110	2,140,697
International Money Express, Inc.*	22,240	341,606
Jackson Financial, Inc., Class A	36,610	3,904,456
Marqeta, Inc., Class A*	261,860	1,243,835
Merchants Bancorp	14,510	494,211
NCR Atleos Corp.*	40,520	1,544,217
NewtekOne, Inc.	11,960	135,746
NMI Holdings, Inc., Class A*	43,400	1,770,286
Onity Group, Inc.*	1,100	50,369
Pagseguro Digital Ltd., Class A	106,100	1,022,804
Payoneer Global, Inc.*	159,060	893,917
Paysafe Ltd. (x)*	16,649	134,690
Paysign, Inc.*	3,800	19,570
PennyMac Financial Services, Inc.	16,390	2,160,858
Priority Technology Holdings, Inc.*	3,150	17,167
Radian Group, Inc.	73,900	2,659,661
Remitly Global, Inc.*	81,452	1,124,038
Repay Holdings Corp., Class A*	43,900	160,235
Sezzle, Inc. (x)*	9,660	613,169
StoneCo Ltd., Class A*	135,530	2,004,489
SWK Holdings Corp.	820	14,104
Velocity Financial, Inc.*	2,670	55,429
Walker & Dunlop, Inc.	18,045	1,085,407
Waterstone Financial, Inc.	14,720	243,616

		33,957,070

Insurance (2.0%)
American Coastal Insurance Corp.	18,280	230,876
AMERISAFE, Inc.	11,000	422,510
Baldwin Insurance Group, Inc. (The), Class A (x)*	36,980	888,629
Bowhead Specialty Holdings, Inc.*	8,700	248,298
Citizens, Inc., Class A (x)*	7,300	35,259
CNO Financial Group, Inc.	54,601	2,318,905
Crawford & Co., Class A	9,720	109,350
Donegal Group, Inc., Class A	13,044	260,619
eHealth, Inc.*	7,500	34,500
Employers Holdings, Inc.	13,611	587,587
F&G Annuities & Life, Inc.	14,820	457,197
Fidelis Insurance Holdings Ltd.	32,400	634,068
Genworth Financial, Inc., Class A*	234,410	2,116,722
GoHealth, Inc., Class A*	2,570	5,526
Goosehead Insurance, Inc., Class A	13,310	980,282
Greenlight Capital Re Ltd., Class A*	18,493	269,628
Hamilton Insurance Group Ltd., Class B*	22,030	614,637
HCI Group, Inc.	5,900	1,130,971
Heritage Insurance Holdings, Inc.*	13,420	392,669
Hippo Holdings, Inc.*	13,001	391,070
Horace Mann Educators Corp.	23,137	1,068,467
Investors Title Co.	1,850	461,834
James River Group Holdings, Inc.	28,190	179,288
Kestrel Group Ltd. (x)	1,310	13,414
Kingstone Cos., Inc.	5,900	99,297
Kingsway Financial Services, Inc.*	7,090	95,361
Lemonade, Inc.*	33,050	2,352,499
MBIA, Inc.*	45,620	326,639
Mercury General Corp.	13,500	1,269,810
NI Holdings, Inc.*	2,350	31,255
Octave Specialty Group, Inc.*	18,100	140,818
Oscar Health, Inc., Class A*	109,190	1,569,060
Palomar Holdings, Inc.*	14,110	1,901,464
ProAssurance Corp.*	29,900	722,384
Root, Inc., Class A*	6,370	460,105
Safety Insurance Group, Inc.	8,375	652,496
Selective Insurance Group, Inc.	32,162	2,690,995
Selectquote, Inc.*	96,697	136,343
SiriusPoint Ltd.*	55,380	1,212,268
Skyward Specialty Insurance Group, Inc.*	20,860	1,066,155
Stewart Information Services Corp.	15,197	1,067,741
Tiptree, Inc., Class A	13,910	254,136
Trupanion, Inc.*	19,900	743,663
United Fire Group, Inc.	10,044	365,099

See Notes to Financial Statements.

1188

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Universal Insurance Holdings, Inc.	14,290	$483,002

		31,492,896

Mortgage Real Estate Investment Trusts (REITs) (0.9%)
ACRES Commercial Realty Corp. (REIT)*	900	19,206
Adamas Trust, Inc. (REIT)	44,550	325,215
Advanced Flower Capital, Inc. (REIT)	17,350	49,447
Angel Oak Mortgage REIT, Inc. (REIT)	8,770	75,510
Apollo Commercial Real Estate Finance, Inc. (REIT)	86,507	837,388
Arbor Realty Trust, Inc. (REIT) (x)	101,860	790,434
Ares Commercial Real Estate Corp. (REIT) (x)	28,460	136,039
ARMOUR Residential REIT, Inc. (REIT) (x)	61,600	1,089,704
Blackstone Mortgage Trust, Inc. (REIT), Class A	97,510	1,865,366
BrightSpire Capital, Inc. (REIT), Class A	102,580	574,448
Chicago Atlantic Real Estate Finance, Inc. (REIT)	9,550	117,083
Chimera Investment Corp. (REIT)	39,423	490,028
Claros Mortgage Trust, Inc. (REIT)*	46,400	141,984
Dynex Capital, Inc. (REIT)	80,100	1,122,201
Ellington Financial, Inc. (REIT)	51,610	700,864
Franklin BSP Realty Trust, Inc. (REIT)	42,443	425,703
Invesco Mortgage Capital, Inc. (REIT) (x)	31,679	266,420
KKR Real Estate Finance Trust, Inc. (REIT)	17,300	142,206
Ladder Capital Corp. (REIT)	65,148	715,976
MFA Financial, Inc. (REIT)	65,875	613,296
Nexpoint Real Estate Finance, Inc. (REIT)	7,310	102,925
Orchid Island Capital, Inc. (REIT) (x)	83,609	601,985
PennyMac Mortgage Investment Trust (REIT)	50,745	636,850
Ready Capital Corp. (REIT) (x)	85,589	186,584
Redwood Trust, Inc. (REIT)	97,471	539,015
Rithm Property Trust, Inc. (REIT)	717	11,882
Seven Hills Realty Trust (REIT)	2,360	21,004
Sunrise Realty Trust, Inc. (REIT)	7,616	71,819
TPG Mortgage Investment Trust, Inc. (REIT)	4,230	36,040
TPG RE Finance Trust, Inc. (REIT)	23,230	200,010
Two Harbors Investment Corp. (REIT)	67,000	703,500

		13,610,132

Total Financials		280,891,540

Health Care (18.6%)
Biotechnology (9.3%)
4D Molecular Therapeutics, Inc.*	32,690	245,175
Abeona Therapeutics, Inc.*	8,960	47,219
Absci Corp. (x)*	96,450	336,610
ACADIA Pharmaceuticals, Inc.*	69,530	1,857,146
Actuate Therapeutics, Inc.*	940	5,753
ADC Therapeutics SA*	16,530	58,351
ADMA Biologics, Inc.*	130,250	2,375,760
Agios Pharmaceuticals, Inc.*	32,000	871,040
Akebia Therapeutics, Inc.*	139,670	224,869
Aldeyra Therapeutics, Inc.*	34,100	176,638
Alector, Inc.*	49,570	77,329
Alkermes plc*	94,840	2,653,623
Allogene Therapeutics, Inc.*	140,441	192,404
Altimmune, Inc.*	43,300	156,313
Amicus Therapeutics, Inc.*	164,780	2,346,467
AnaptysBio, Inc.*	14,000	678,720
Anavex Life Sciences Corp. (x)*	45,920	163,475
Anika Therapeutics, Inc.*	11,700	112,437
Annexon, Inc.*	81,310	408,176
Apogee Therapeutics, Inc.*	22,120	1,669,618
Arbutus Biopharma Corp.*	79,900	384,319
Arcellx, Inc.*	18,670	1,217,284
Arcturus Therapeutics Holdings, Inc. (x)*	17,120	104,946
Arcus Biosciences, Inc.*	42,870	1,021,592
Arcutis Biotherapeutics, Inc.*	59,660	1,732,526
Ardelyx, Inc.*	158,280	922,772
ArriVent Biopharma, Inc. (x)*	15,680	315,482
Arrowhead Pharmaceuticals, Inc.*	73,090	4,852,445
ARS Pharmaceuticals, Inc. (x)*	27,230	317,229
Astria Therapeutics, Inc.*	30,600	400,554
aTyr Pharma, Inc.*	27,600	21,614
Aura Biosciences, Inc.*	20,350	110,908
Aurinia Pharmaceuticals, Inc.*	67,600	1,078,220
Avidity Biosciences, Inc.*	63,100	4,551,403
Avita Medical, Inc. (x)*	11,520	39,744
Beam Therapeutics, Inc.*	50,600	1,402,632
Benitec Biopharma, Inc.*	1,040	14,009
Bicara Therapeutics, Inc.*	21,580	363,191
BioCryst Pharmaceuticals, Inc.*	139,430	1,087,554
Biohaven Ltd.*	47,120	531,985
Bridgebio Pharma, Inc.*	87,361	6,682,243
Bright Minds Biosciences, Inc.*	190	14,828
Candel Therapeutics, Inc. (x)*	34,890	197,129
Capricor Therapeutics, Inc.*	20,980	605,483
Cardiff Oncology, Inc. (x)*	30,180	84,806
CareDx, Inc.*	25,150	473,826
Cartesian Therapeutics, Inc. (x)*	5,808	41,876
Catalyst Pharmaceuticals, Inc.*	59,820	1,396,199
Celcuity, Inc.*	17,530	1,748,442
Celldex Therapeutics, Inc.*	36,270	985,093
CG oncology, Inc.*	26,390	1,095,713
Cidara Therapeutics, Inc.*	10,690	2,361,314
Cogent Biosciences, Inc.*	75,780	2,691,706
Coherus Oncology, Inc. (x)*	119,670	169,931
Compass Therapeutics, Inc.*	40,780	218,989
Corvus Pharmaceuticals, Inc.*	8,560	65,912
CRISPR Therapeutics AG (x)*	46,240	2,424,826
Cullinan Therapeutics, Inc.*	24,240	250,884
Cytokinetics, Inc.*	62,730	3,985,864
Day One Biopharmaceuticals, Inc.*	33,500	312,220

See Notes to Financial Statements.

1189

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Denali Therapeutics, Inc.*	69,810	$1,152,563
Design Therapeutics, Inc.*	30,680	287,778
DiaMedica Therapeutics, Inc. (x)*	1,340	10,666
Dianthus Therapeutics, Inc.*	13,420	553,038
Disc Medicine, Inc.*	12,510	993,419
Dynavax Technologies Corp.*	69,210	1,064,450
Dyne Therapeutics, Inc.*	67,470	1,319,713
Editas Medicine, Inc.*	83,680	171,544
Eledon Pharmaceuticals, Inc.*	2,330	3,518
Emergent BioSolutions, Inc.*	28,440	351,518
Enanta Pharmaceuticals, Inc.*	21,930	345,836
Entrada Therapeutics, Inc.*	13,440	138,163
Erasca, Inc.*	119,880	445,954
Fate Therapeutics, Inc.*	88,970	87,422
Fennec Pharmaceuticals, Inc.*	5,340	41,118
Foghorn Therapeutics, Inc.*	16,070	86,778
Geron Corp.*	84,431	111,449
Gossamer Bio, Inc.*	104,750	324,725
GRAIL, Inc.*	19,170	1,640,760
Greenwich Lifesciences, Inc. (x)*	740	15,547
Gyre Therapeutics, Inc. (x)*	10,260	72,436
Heron Therapeutics, Inc.*	106,560	138,528
Humacyte, Inc. (x)*	90,790	87,204
Ideaya Biosciences, Inc.*	46,320	1,601,282
ImmunityBio, Inc. (x)*	128,510	254,450
Immunome, Inc. (x)*	51,070	1,096,984
Immunovant, Inc.*	38,170	970,281
Inhibikase Therapeutics, Inc.*	1,440	2,952
Inhibrx Biosciences, Inc.*	4,940	390,260
Inmune Bio, Inc. (x)*	12,290	19,172
Intellia Therapeutics, Inc. (x)*	54,100	486,359
Iovance Biotherapeutics, Inc. (x)*	133,910	365,574
Ironwood Pharmaceuticals, Inc., Class A*	96,380	324,801
Jade Biosciences, Inc.	25,227	389,253
Janux Therapeutics, Inc.*	22,000	303,600
KalVista Pharmaceuticals, Inc. (x)*	23,890	385,823
Keros Therapeutics, Inc.*	16,550	336,958
Kodiak Sciences, Inc.*	17,840	498,806
Korro Bio, Inc. (x)*	4,760	38,128
Krystal Biotech, Inc.*	13,930	3,434,302
Kura Oncology, Inc.*	37,730	392,015
Kymera Therapeutics, Inc.*	30,760	2,393,436
Larimar Therapeutics, Inc.*	39,900	152,019
Lexeo Therapeutics, Inc.*	34,390	341,493
Madrigal Pharmaceuticals, Inc.*	9,850	5,736,049
MannKind Corp.*	148,910	844,320
MeiraGTx Holdings plc*	31,450	250,028
MiMedx Group, Inc.*	64,300	435,311
Mineralys Therapeutics, Inc.*	25,510	925,758
Mirum Pharmaceuticals, Inc.*	22,030	1,740,150
Monopar Therapeutics, Inc.*	1,030	67,259
Monte Rosa Therapeutics, Inc.*	36,220	567,930
Myriad Genetics, Inc.*	46,890	288,374
Neurogene, Inc. (x)*	6,640	136,784
Nkarta, Inc.*	48,500	89,725
Novavax, Inc. (x)*	79,330	533,098
Nurix Therapeutics, Inc.*	54,640	1,036,521
Nuvalent, Inc., Class A*	27,290	2,745,101
Nuvectis Pharma, Inc.*	980	7,399
Olema Pharmaceuticals, Inc.*	32,460	811,500
Organogenesis Holdings, Inc., Class A*	71,090	368,246
ORIC Pharmaceuticals, Inc.*	34,790	284,582
Oruka Therapeutics, Inc.*	21,030	637,419
Palvella Therapeutics, Inc. (x)*	3,940	412,400
PDL BioPharma, Inc. (r)*	111,727	—
Perspective Therapeutics, Inc.*	43,500	119,625
Praxis Precision Medicines, Inc.*	12,280	3,619,407
Precigen, Inc.*	139,660	583,779
Prime Medicine, Inc. (x)*	85,930	298,177
Protagonist Therapeutics, Inc.*	31,730	2,771,298
Protalix BioTherapeutics, Inc.*	5,860	10,548
Protara Therapeutics, Inc.*	2,510	13,378
Prothena Corp. plc*	41,240	393,842
PTC Therapeutics, Inc.*	42,370	3,218,425
Puma Biotechnology, Inc.*	6,900	41,055
Recursion Pharmaceuticals, Inc., Class A (x)*	189,701	775,877
REGENXBIO, Inc.*	34,730	500,112
Relay Therapeutics, Inc.*	66,980	566,651
Replimune Group, Inc.*	36,980	359,446
Rezolute, Inc.*	8,070	19,045
Rhythm Pharmaceuticals, Inc.*	30,580	3,273,283
Rigel Pharmaceuticals, Inc.*	9,604	411,339
Rocket Pharmaceuticals, Inc.*	90,140	316,391
Sana Biotechnology, Inc.*	100,550	409,238
Savara, Inc.*	67,280	405,698
Scholar Rock Holding Corp.*	42,530	1,873,447
SELLAS Life Sciences Group, Inc. (x)*	24,980	94,175
Sionna Therapeutics, Inc.*	8,750	359,975
Soleno Therapeutics, Inc.*	22,450	1,039,435
Solid Biosciences, Inc.*	46,880	264,403
Spyre Therapeutics, Inc.*	37,560	1,230,466
Stoke Therapeutics, Inc.*	22,610	717,641
Syndax Pharmaceuticals, Inc.*	44,110	926,751
Tango Therapeutics, Inc. (x)*	71,630	634,642
Taysha Gene Therapies, Inc.*	99,710	548,405
Tectonic Therapeutic, Inc. (x)*	1,720	35,879
Tevogen Bio Holdings, Inc.*	19,190	6,354
TG Therapeutics, Inc.*	81,140	2,418,783
Tonix Pharmaceuticals Holding Corp.*	7,710	120,430
Travere Therapeutics, Inc.*	49,250	1,881,842
TriSalus Life Sciences, Inc. (x)*	580	4,048
TuHURA Biosciences, Inc.*	2,570	1,945
Twist Bioscience Corp.*	30,922	980,846
Tyra Biosciences, Inc.*	17,650	464,019
Upstream Bio, Inc. (x)*	17,890	485,714
UroGen Pharma Ltd.*	18,000	421,560
Vanda Pharmaceuticals, Inc.*	47,550	419,391
Vaxcyte, Inc.*	66,892	3,086,397
Vera Therapeutics, Inc., Class A*	28,750	1,455,900
Veracyte, Inc.*	47,090	1,982,489
Verastem, Inc.*	50,220	387,698
Vericel Corp.*	25,460	916,815
Vir Biotechnology, Inc.*	44,720	269,662
Viridian Therapeutics, Inc.*	43,560	1,355,587
Voyager Therapeutics, Inc.*	25,910	101,826
Xencor, Inc.*	32,400	496,044
Xenon Pharmaceuticals, Inc.*	42,450	1,902,609

See Notes to Financial Statements.

1190

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
XOMA Royalty Corp.*	1,780	$47,330
Zenas Biopharma, Inc.*	8,830	320,617
Zymeworks, Inc.*	24,460	644,032

		148,478,616

Health Care Equipment & Supplies (2.7%)
Accuray, Inc.*	26,910	22,190
Acme United Corp. (x)	560	22,574
Alphatec Holdings, Inc.*	64,800	1,363,392
AngioDynamics, Inc.*	25,360	325,622
Anteris Technologies Global Corp.*	2,300	11,477
Artivion, Inc.*	22,538	1,027,958
AtriCure, Inc.*	27,900	1,103,724
Avanos Medical, Inc.*	21,400	240,322
Axogen, Inc.*	30,540	999,574
Beta Bionics, Inc.*	21,200	645,964
Bioventus, Inc., Class A*	8,930	66,439
Butterfly Network, Inc., Class A*	106,800	405,840
Ceribell, Inc.*	3,100	67,983
Cerus Corp.*	106,950	220,317
ClearPoint Neuro, Inc.*	3,200	43,776
CONMED Corp.	21,187	860,192
CVRx, Inc.*	6,080	43,168
Delcath Systems, Inc.*	5,300	53,530
Electromed, Inc.*	1,900	55,328
Embecta Corp.	28,900	343,332
Enovis Corp.*	31,900	849,816
Glaukos Corp.*	31,282	3,532,051
Haemonetics Corp.*	28,180	2,258,627
ICU Medical, Inc.*	13,540	1,931,752
Inogen, Inc.*	23,240	156,173
Integer Holdings Corp.*	19,288	1,512,758
Integra LifeSciences Holdings Corp.*	38,490	478,046
iRadimed Corp.	4,900	476,672
iRhythm Technologies, Inc.*	17,560	3,115,846
Kestra Medical Technologies Ltd. (x)*	2,800	74,256
KORU Medical Systems, Inc.*	1,800	10,458
Lantheus Holdings, Inc.*	37,500	2,495,625
LeMaitre Vascular, Inc.	11,390	923,729
LENSAR, Inc.*	2,700	31,401
LivaNova plc*	30,630	1,884,664
Lucid Diagnostics, Inc.*	11,100	12,099
Merit Medical Systems, Inc.*	34,637	3,052,905
Myomo, Inc. (x)*	6,000	5,460
Neogen Corp.*	122,523	856,436
Neuronetics, Inc. (x)*	16,800	23,184
NeuroPace, Inc.*	4,170	64,385
Novocure Ltd.*	59,800	773,214
Omnicell, Inc.*	24,955	1,130,461
OraSure Technologies, Inc.*	70,386	170,334
Orthofix Medical, Inc.*	23,334	353,743
OrthoPediatrics Corp.*	7,550	134,088
Outset Medical, Inc.*	4,000	14,840
PROCEPT BioRobotics Corp.*	29,340	923,036
Pro-Dex, Inc.*	1,400	53,872
Pulmonx Corp.*	22,890	50,587
Pulse Biosciences, Inc. (x)*	8,510	116,842
QuidelOrtho Corp.*	37,900	1,082,424
RxSight, Inc.*	19,100	199,022
Sanara Medtech, Inc.*	1,510	35,259
SANUWAVE Health, Inc.*	1,100	32,824
Semler Scientific, Inc.*	6,800	103,972
SI-BONE, Inc.*	20,900	412,148
Sight Sciences, Inc.*	20,890	165,658
STAAR Surgical Co.*	30,780	710,710
Stereotaxis, Inc.*	8,390	19,297
Tactile Systems Technology, Inc.*	22,400	649,600
Tandem Diabetes Care, Inc.*	36,370	799,413
TransMedics Group, Inc.*	18,030	2,193,349
Treace Medical Concepts, Inc.*	35,250	86,363
UFP Technologies, Inc.*	3,990	885,900
Utah Medical Products, Inc.	2,750	153,890
Varex Imaging Corp.*	20,500	238,825

		43,158,716

Health Care Providers & Services (3.2%)
AdaptHealth Corp., Class A*	57,167	569,383
Addus HomeCare Corp.*	9,700	1,041,683
agilon health, Inc.*	173,240	119,310
AirSculpt Technologies, Inc. (x)*	30,810	61,004
Alignment Healthcare, Inc.*	92,450	1,825,888
AMN Healthcare Services, Inc.*	22,500	354,600
Ardent Health, Inc.*	6,200	54,746
Astrana Health, Inc.*	23,200	575,592
Aveanna Healthcare Holdings, Inc.*	44,370	362,503
BrightSpring Health Services, Inc.*	60,660	2,271,717
Brookdale Senior Living, Inc.*	128,300	1,384,357
Castle Biosciences, Inc.*	13,450	523,205
Clover Health Investments Corp., Class A (x)*	225,600	530,160
Community Health Systems, Inc.*	68,700	214,344
Concentra Group Holdings Parent, Inc.	60,388	1,188,436
CorVel Corp.*	16,300	1,103,021
Cross Country Healthcare, Inc.*	19,715	159,692
DocGo, Inc.*	66,590	58,453
Enhabit, Inc.*	23,430	216,025
Ensign Group, Inc. (The)	31,170	5,429,814
Fulgent Genetics, Inc.*	10,500	275,835
GeneDx Holdings Corp., Class A*	10,450	1,359,127
Guardant Health, Inc.*	66,270	6,768,818
Guardian Pharmacy Services, Inc., Class A*	7,900	237,711
HealthEquity, Inc.*	47,540	4,355,139
Hims & Hers Health, Inc. (x)*	111,870	3,632,419
Innovage Holding Corp.*	25,970	134,784
Joint Corp. (The) (x)*	13,680	119,290
LifeStance Health Group, Inc.*	81,300	572,352
Nano-X Imaging Ltd. (x)*	43,610	122,108
National HealthCare Corp.	7,300	1,000,757
National Research Corp.	9,725	182,538
NeoGenomics, Inc.*	80,540	947,150
Oncology Institute, Inc. (The)*	42,600	151,656
OPKO Health, Inc.*	196,300	247,338
Option Care Health, Inc.*	85,025	2,708,896
Owens & Minor, Inc.*	37,000	103,600
PACS Group, Inc.*	21,970	843,428

See Notes to Financial Statements.

1191

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Pediatrix Medical Group, Inc.*	48,100	$1,028,859
Pennant Group, Inc. (The)*	17,110	481,646
Privia Health Group, Inc.*	59,176	1,403,063
Progyny, Inc.*	47,420	1,217,746
RadNet, Inc.*	37,130	2,649,225
SBC Medical Group Holdings, Inc. (x)*	2,800	12,068
Select Medical Holdings Corp.	59,703	886,590
Sonida Senior Living, Inc.*	1,860	60,655
Strata Critical Medical, Inc.*	41,740	200,769
Surgery Partners, Inc.*	43,130	666,359
Talkspace, Inc.*	57,980	210,467
US Physical Therapy, Inc.	9,887	772,076
Viemed Healthcare, Inc.*	4,260	31,652

		51,428,054

Health Care Technology (0.3%)
Claritev Corp. (x)*	3,200	136,800
Definitive Healthcare Corp., Class A*	62,260	178,686
Evolent Health, Inc., Class A*	62,650	250,600
Health Catalyst, Inc.*	40,640	97,130
HealthStream, Inc.	13,000	299,910
HeartFlow, Inc. (x)*	5,700	166,155
LifeMD, Inc. (x)*	28,730	97,969
OptimizeRx Corp.*	27,900	342,054
Phreesia, Inc.*	30,800	521,136
Schrodinger, Inc.*	28,835	515,570
Simulations Plus, Inc.*	11,300	205,999
Teladoc Health, Inc.*	95,600	669,200
TruBridge, Inc.*	1,100	24,277
Waystar Holding Corp.*	60,110	1,968,602

		5,474,088

Life Sciences Tools & Services (0.5%)
10X Genomics, Inc., Class A*	59,000	962,290
Adaptive Biotechnologies Corp.*	83,500	1,356,040
Alpha Teknova, Inc.*	2,500	9,500
Azenta, Inc.*	22,800	758,328
BioLife Solutions, Inc.*	17,850	431,613
Codexis, Inc.*	65,790	107,238
CryoPort, Inc.*	27,870	267,552
Cytek Biosciences, Inc.*	100,875	509,419
Fortrea Holdings, Inc.*	49,800	859,050
Ginkgo Bioworks Holdings, Inc., Class A (x)*	10,530	87,504
Lifecore Biomedical, Inc.*	6,090	49,816
Maravai LifeSciences Holdings, Inc., Class A*	78,730	255,873
MaxCyte, Inc.*	60,760	94,178
Mesa Laboratories, Inc.	2,400	188,400
Niagen Bioscience, Inc.*	29,150	185,394
OmniAb, Inc.*	73,958	136,822
Pacific Biosciences of California, Inc. (x)*	227,310	425,070
Personalis, Inc.*	10,400	82,784
Quanterix Corp.*	27,200	172,992
Quantum-Si, Inc.*	136,320	149,952
Standard BioTools, Inc.*	169,430	216,870

		7,306,685

Pharmaceuticals (2.6%)
Aardvark Therapeutics, Inc. (x)*	500	6,562
Aclaris Therapeutics, Inc.*	7,600	22,876
Alumis, Inc.*	40,512	395,397
Amneal Pharmaceuticals, Inc.*	93,066	1,172,632
Amphastar Pharmaceuticals, Inc.*	20,500	548,990
Amylyx Pharmaceuticals, Inc.*	39,000	471,120
ANI Pharmaceuticals, Inc.*	10,380	819,397
Aquestive Therapeutics, Inc.*	53,980	348,711
Arvinas, Inc.*	36,080	427,909
Atea Pharmaceuticals, Inc.*	69,590	248,436
Avadel Pharmaceuticals plc (ADR)*	51,900	1,118,445
Axsome Therapeutics, Inc.*	22,330	4,078,351
BioAge Labs, Inc.*	4,000	52,920
Biote Corp., Class A*	5,300	13,780
Collegium Pharmaceutical, Inc.*	21,600	1,000,080
CorMedix, Inc.*	35,910	417,633
Crinetics Pharmaceuticals, Inc.*	48,110	2,239,521
Edgewise Therapeutics, Inc.*	40,770	1,011,708
Enliven Therapeutics, Inc.*	19,770	304,458
Esperion Therapeutics, Inc.*	162,730	602,101
Eton Pharmaceuticals, Inc.*	4,800	81,168
Evolus, Inc.*	33,100	220,115
EyePoint, Inc.*	41,160	751,993
Fulcrum Therapeutics, Inc.*	13,160	148,840
Harmony Biosciences Holdings, Inc.*	24,420	913,796
Harrow, Inc. (x)*	15,170	743,330
Indivior plc*	67,800	2,432,664
Innoviva, Inc.*	31,200	623,688
Journey Medical Corp. (x)*	1,100	8,481
LENZ Therapeutics, Inc. (x)*	7,798	124,768
Ligand Pharmaceuticals, Inc.*	10,526	1,990,151
Liquidia Corp.*	37,000	1,276,130
Maze Therapeutics, Inc.*	11,700	484,731
MBX Biosciences, Inc.*	15,500	488,870
MediWound Ltd. (x)*	2,150	39,689
Mind Medicine MindMed, Inc. (x)*	40,430	541,358
Nuvation Bio, Inc.*	117,730	1,054,861
Ocular Therapeutix, Inc.*	101,480	1,231,967
Omeros Corp.*	38,990	669,653
Pacira BioSciences, Inc.*	22,400	579,712
Phathom Pharmaceuticals, Inc.*	25,980	431,008
Phibro Animal Health Corp., Class A	14,740	550,686
Prestige Consumer Healthcare, Inc.*	30,000	1,850,700
Rapport Therapeutics, Inc.*	15,550	471,787
Septerna, Inc.*	9,400	262,072
SIGA Technologies, Inc.	32,920	201,141
Supernus Pharmaceuticals, Inc.*	26,600	1,322,020
Tarsus Pharmaceuticals, Inc.*	20,660	1,691,641
Terns Pharmaceuticals, Inc.*	45,820	1,851,128
Theravance Biopharma, Inc.*	34,900	652,979
Third Harmonic Bio, Inc. (r)*	13,110	—
Trevi Therapeutics, Inc.*	67,600	846,352
Tvardi Therapeutics, Inc.*	800	3,440
WaVe Life Sciences Ltd.*	63,060	1,072,020
Xeris Biopharma Holdings, Inc.*	77,120	605,392
Zevra Therapeutics, Inc.*	45,430	407,053

		41,926,411

Total Health Care		297,772,570

See Notes to Financial Statements.

1192

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Industrials (17.1%)
Aerospace & Defense (1.9%)
AAR Corp.*	21,342	$1,766,904
AeroVironment, Inc.*	20,632	4,990,674
AerSale Corp.*	30,850	219,343
Archer Aviation, Inc., Class A*	344,100	2,587,632
Astronics Corp.*	16,910	917,198
Byrna Technologies, Inc.*	10,120	169,915
Cadre Holdings, Inc.	14,620	597,081
Ducommun, Inc.*	7,620	724,891
Eve Holding, Inc.*	31,400	125,286
Firefly Aerospace, Inc. (x)*	15,950	356,802
Intuitive Machines, Inc. (x)*	61,140	992,302
Kratos Defense & Security Solutions, Inc.*	92,560	7,026,230
Mercury Systems, Inc.*	30,780	2,247,248
Moog, Inc., Class A	15,433	3,758,707
National Presto Industries, Inc.	2,410	257,292
Park Aerospace Corp.	12,892	275,115
Redwire Corp. (x)*	30,160	229,216
Satellogic, Inc., Class A*	13,460	25,170
V2X, Inc.*	12,600	687,330
VSE Corp.	12,530	2,164,808

		30,119,144

Air Freight & Logistics (0.1%)
Forward Air Corp.*	17,240	431,000
Hub Group, Inc., Class A	32,006	1,363,776
Radiant Logistics, Inc.*	21,130	133,753

		1,928,529

Building Products (1.4%)
American Woodmark Corp.*	9,600	517,440
Apogee Enterprises, Inc.	11,160	406,336
AZZ, Inc.	16,486	1,766,970
CSW Industrials, Inc.	8,170	2,398,140
Gibraltar Industries, Inc.*	18,300	904,752
Griffon Corp.	21,063	1,551,290
Insteel Industries, Inc.	7,920	250,826
Janus International Group, Inc.*	79,670	521,042
JELD-WEN Holding, Inc.*	58,906	144,909
Masterbrand, Inc. (x)*	69,310	765,182
Modine Manufacturing Co.*	28,190	3,763,647
Quanex Building Products Corp.	25,027	384,915
Resideo Technologies, Inc.*	70,440	2,473,853
Tecnoglass, Inc.	12,620	635,038
UFP Industries, Inc.	30,602	2,786,312
Zurn Elkay Water Solutions Corp.	84,030	3,906,555

		23,177,207

Commercial Services & Supplies (1.4%)
ABM Industries, Inc.	29,662	1,254,703
ACCO Brands Corp.	45,576	169,998
ACV Auctions, Inc., Class A*	93,850	752,677
BrightView Holdings, Inc.*	39,180	496,411
Brink’s Co. (The)	22,560	2,633,429
Casella Waste Systems, Inc., Class A*	34,350	3,364,239
Cimpress plc*	10,000	665,900
CompX International, Inc.	780	18,151
CoreCivic, Inc.*	60,290	1,152,142
Deluxe Corp.	28,261	631,068
Ennis, Inc.	17,666	318,165
Enviri Corp.*	46,800	838,656
GEO Group, Inc. (The)*	76,420	1,231,890
Healthcare Services Group, Inc.*	39,869	762,295
HNI Corp.	34,732	1,460,133
Interface, Inc., Class A	29,998	837,544
Liquidity Services, Inc.*	11,790	357,355
MillerKnoll, Inc.	41,589	760,247
Mobile Infrastructure Corp., Class A*	1,310	3,340
Montrose Environmental Group, Inc.*	14,920	370,464
NL Industries, Inc.	7,775	42,529
OPENLANE, Inc.*	57,130	1,701,331
Perma-Fix Environmental Services, Inc.*	3,970	49,982
Pitney Bowes, Inc.	92,900	981,953
Quad/Graphics, Inc.	10,480	65,710
UniFirst Corp.	6,965	1,343,548
Vestis Corp.	64,470	430,015
Virco Mfg. Corp.	7,340	46,903

		22,740,778

Construction & Engineering (2.4%)
Ameresco, Inc., Class A*	17,510	512,868
Arcosa, Inc.	27,700	2,945,064
Argan, Inc.	7,450	2,334,234
Bowman Consulting Group Ltd., Class A*	6,620	218,593
Centuri Holdings, Inc.*	42,720	1,078,680
Concrete Pumping Holdings, Inc.	10,730	71,998
Construction Partners, Inc., Class A*	26,230	2,847,267
Dycom Industries, Inc.*	15,276	5,161,760
Fluor Corp.*	87,840	3,481,099
Granite Construction, Inc.	23,215	2,677,850
Great Lakes Dredge & Dock Corp.*	31,400	411,968
IES Holdings, Inc.*	5,050	1,964,551
Legence Corp., Class A*	20,210	869,838
Limbach Holdings, Inc.*	5,740	446,859
Matrix Service Co.*	8,800	102,960
MYR Group, Inc.*	8,540	1,865,990
NWPX Infrastructure, Inc.*	3,410	213,091
Orion Group Holdings, Inc.*	11,440	113,714
Primoris Services Corp.	30,250	3,755,235
Southland Holdings, Inc.*	2,720	9,030
Sterling Infrastructure, Inc.*	15,920	4,875,182
Tutor Perini Corp.	24,285	1,627,581

		37,585,412

Electrical Equipment (2.4%)
Allient, Inc.	6,520	350,450
American Superconductor Corp.*	19,170	551,712
Amprius Technologies, Inc.*	81,620	643,982
Array Technologies, Inc.*	78,200	721,004
Atkore, Inc.	19,920	1,259,940
Bloom Energy Corp., Class A*	119,300	10,365,977
EnerSys	19,629	2,880,556
Enovix Corp. (x)*	83,470	610,166

See Notes to Financial Statements.

1193

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Eos Energy Enterprises, Inc. (x)*	168,400	$1,929,864
Fluence Energy, Inc., Class A*	31,690	626,828
Hyliion Holdings Corp.*	100,820	185,509
KULR Technology Group, Inc. (x)*	28,900	85,544
LSI Industries, Inc.	14,320	262,342
NANO Nuclear Energy, Inc. (x)*	21,800	523,418
Net Power, Inc. (x)*	77,960	177,749
Nextpower, Inc., Class A*	80,262	6,991,623
NuScale Power Corp., Class A (x)*	70,820	1,003,519
Plug Power, Inc. (x)*	614,080	1,209,737
Powell Industries, Inc.	4,960	1,581,149
Power Solutions International, Inc.*	3,700	211,418
Preformed Line Products Co.	2,590	535,379
Shoals Technologies Group, Inc., Class A*	85,950	730,575
SKYX Platforms Corp. (x)*	15,000	32,550
SunPower, Inc. (x)*	29,200	45,844
Sunrun, Inc.*	122,760	2,258,784
T1 Energy, Inc.*	72,760	486,037
Thermon Group Holdings, Inc.*	17,300	642,868
Vicor Corp.*	11,860	1,299,856

		38,204,380

Ground Transportation (0.3%)
ArcBest Corp.	12,730	944,439
Covenant Logistics Group, Inc., Class A	9,580	211,143
FTAI Infrastructure, Inc. (x)	52,920	243,961
Heartland Express, Inc.	24,655	222,634
Hertz Global Holdings, Inc. (x)*	67,450	346,693
Marten Transport Ltd.	33,074	376,382
PAMT Corp.*	3,010	36,361
Proficient Auto Logistics, Inc. (x)*	7,100	68,444
RXO, Inc.*	87,500	1,106,000
Universal Logistics Holdings, Inc. (x)	6,700	101,773
Werner Enterprises, Inc.	35,366	1,061,334

		4,719,164

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	13,900	498,732

Machinery (3.8%)
3D Systems Corp.*	121,500	215,055
Aebi Schmidt Holding AG	16,122	203,943
AirJoule Technologies Corp.*	4,500	17,730
Alamo Group, Inc.	5,500	923,285
Albany International Corp., Class A	16,491	836,094
Alliance Laundry Holdings, Inc.*	23,900	486,365
Astec Industries, Inc.	10,643	461,055
Atmus Filtration Technologies, Inc.	44,995	2,335,690
Blue Bird Corp.*	18,050	848,350
CECO Environmental Corp.*	15,880	950,418
Chart Industries, Inc.*	25,271	5,211,638
Columbus McKinnon Corp.	12,990	224,078
Douglas Dynamics, Inc.	9,560	312,134
Eastern Co. (The)	750	14,768
Energy Recovery, Inc.*	29,060	392,019
Enerpac Tool Group Corp., Class A	32,713	1,250,945
Enpro, Inc.	11,014	2,358,428
ESCO Technologies, Inc.	14,652	2,862,854
Federal Signal Corp.	31,700	3,442,303
Franklin Electric Co., Inc.	21,122	2,017,785
Gencor Industries, Inc.*	2,010	26,050
Gorman-Rupp Co. (The)	12,247	584,794
Graham Corp.*	3,690	237,009
Greenbrier Cos., Inc. (The)	16,400	766,536
Helios Technologies, Inc.	21,150	1,131,313
Hillenbrand, Inc.	41,738	1,323,929
Hillman Solutions Corp.*	110,370	955,804
Hyster-Yale, Inc.	6,280	186,579
JBT Marel Corp.	29,217	4,402,125
Kadant, Inc.	6,300	1,795,626
Kennametal, Inc.	45,000	1,278,450
L B Foster Co., Class A*	1,140	30,723
Lindsay Corp.	6,175	727,847
Luxfer Holdings plc	13,070	176,837
Manitowoc Co., Inc. (The)*	16,215	194,418
Mayville Engineering Co., Inc.*	9,090	170,165
Microvast Holdings, Inc.*	64,500	180,600
Miller Industries, Inc.	8,260	308,676
Mueller Water Products, Inc., Class A	90,093	2,146,015
Omega Flex, Inc.	5,470	161,037
Park-Ohio Holdings Corp.	2,120	44,393
Proto Labs, Inc.*	10,900	551,431
REV Group, Inc.	23,540	1,431,467
Richtech Robotics, Inc., Class B (x)*	38,342	123,845
SPX Technologies, Inc.*	26,280	5,257,577
Standex International Corp.	6,519	1,416,448
Tennant Co.	11,331	835,095
Terex Corp.	36,100	1,927,018
Titan International, Inc.*	26,300	205,929
Trinity Industries, Inc.	45,100	1,192,444
Wabash National Corp.	24,300	210,195
Watts Water Technologies, Inc., Class A	15,389	4,247,672
Worthington Enterprises, Inc.	16,140	832,340

		60,425,324

Marine Transportation (0.2%)
Costamare Bulkers Holdings Ltd.*	5,360	82,598
Costamare, Inc.	26,800	423,172
Genco Shipping & Trading Ltd.	22,610	416,702
Himalaya Shipping Ltd. (x)	4,460	40,586
Matson, Inc.	15,970	1,973,094
Pangaea Logistics Solutions Ltd.	12,490	85,931
Safe Bulkers, Inc.	35,690	172,026

		3,194,109

Passenger Airlines (0.5%)
Allegiant Travel Co.*	7,677	654,618
Frontier Group Holdings, Inc.*	94,430	444,765
JetBlue Airways Corp.*	109,160	496,678
Joby Aviation, Inc.*	257,920	3,404,544
SkyWest, Inc.*	21,670	2,175,885

See Notes to Financial Statements.

1194

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Sun Country Airlines Holdings, Inc.*	28,750	$413,712

		7,590,202

Professional Services (1.7%)
Alight, Inc., Class A	69,450	135,427
Asure Software, Inc.*	6,240	58,781
Barrett Business Services, Inc.	13,920	504,043
BlackSky Technology, Inc., Class A (x)*	20,894	391,763
CBIZ, Inc.*	27,600	1,392,420
Conduent, Inc.*	82,700	158,784
CRA International, Inc.	3,700	742,571
CSG Systems International, Inc.	18,465	1,416,081
Exponent, Inc.	29,492	2,048,514
First Advantage Corp.*	44,300	643,679
Forrester Research, Inc.*	10,200	82,824
Franklin Covey Co.*	5,950	99,841
HireQuest, Inc.	590	6,201
Huron Consulting Group, Inc.*	9,694	1,676,190
IBEX Holdings Ltd.*	5,230	199,681
ICF International, Inc.	10,500	895,650
Innodata, Inc.*	16,610	846,280
Insperity, Inc.	18,774	726,929
Kelly Services, Inc., Class A	15,234	134,059
Kforce, Inc.	9,700	299,924
Korn Ferry	27,912	1,842,750
Legalzoom.com, Inc.*	71,540	710,392
Maximus, Inc.	30,458	2,629,135
Mistras Group, Inc.*	5,280	66,792
Planet Labs PBC*	129,890	2,561,431
RCM Technologies, Inc.*	400	8,178
Resolute Holdings Management, Inc. (x)*	1,727	356,505
Resources Connection, Inc.	26,425	133,182
Skillsoft Corp. (x)*	600	5,580
Spire Global, Inc. (x)*	13,300	99,750
TIC Solutions, Inc.*	108,825	1,100,221
TriNet Group, Inc.	16,879	998,055
TrueBlue, Inc.*	21,675	98,621
TTEC Holdings, Inc.*	24,585	88,506
Upwork, Inc.*	68,340	1,354,499
Verra Mobility Corp., Class A*	93,510	2,095,559
Willdan Group, Inc.*	7,020	727,693

		27,336,491

Trading Companies & Distributors (1.0%)
Alta Equipment Group, Inc.	21,630	99,498
BlueLinx Holdings, Inc.*	4,700	288,721
Boise Cascade Co.	21,240	1,563,264
Custom Truck One Source, Inc.*	42,900	247,104
Distribution Solutions Group, Inc.*	5,996	164,230
DNOW, Inc.*	100,286	1,328,790
DXP Enterprises, Inc.*	6,610	725,712
EVI Industries, Inc.	1,030	25,379
GATX Corp.	18,140	3,076,544
Global Industrial Co.	7,701	225,023
Herc Holdings, Inc.	16,120	2,391,886
Hudson Technologies, Inc.*	20,720	141,932
Karat Packaging, Inc.	3,340	75,384
McGrath RentCorp	13,545	1,421,277
NPK International, Inc.*	57,902	690,192
Rush Enterprises, Inc., Class A	32,455	1,750,623
Rush Enterprises, Inc., Class B	7,239	407,266
Titan Machinery, Inc.*	13,050	196,272
Transcat, Inc.*	6,290	356,832
Willis Lease Finance Corp.	1,160	157,342
Xometry, Inc., Class A (x)*	23,320	1,386,840

		16,720,111

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.*	8,340	74,810

Total Industrials		274,314,393

Information Technology (14.6%)
Communications Equipment (0.9%)
ADTRAN Holdings, Inc.*	36,306	315,499
Applied Optoelectronics, Inc.*	30,030	1,046,846
Aviat Networks, Inc.*	7,250	155,005
BK Technologies Corp.*	1,870	139,483
Calix, Inc.*	33,140	1,754,100
Clearfield, Inc.*	7,810	227,662
CommScope Holding Co., Inc.*	118,340	2,145,504
Digi International, Inc.*	17,900	774,891
Extreme Networks, Inc.*	67,200	1,118,880
Harmonic, Inc.*	58,839	581,918
Inseego Corp. (x)*	1,270	13,043
NETGEAR, Inc.*	16,829	412,815
NetScout Systems, Inc.*	40,854	1,105,509
Ribbon Communications, Inc.*	68,838	198,254
Viasat, Inc.*	68,140	2,348,104
Viavi Solutions, Inc.*	115,200	2,052,864

		14,390,377

Electronic Equipment, Instruments & Components (3.4%)
908 Devices, Inc.*	34,350	180,337
Advanced Energy Industries, Inc.	19,683	4,121,030
Aeva Technologies, Inc. (x)*	17,075	226,756
Arlo Technologies, Inc.*	55,590	777,704
Badger Meter, Inc.	16,590	2,893,462
Bel Fuse, Inc., Class A	690	104,742
Bel Fuse, Inc., Class B	5,630	955,017
Belden, Inc.	22,035	2,568,179
Benchmark Electronics, Inc.	18,918	808,934
Climb Global Solutions, Inc.	2,350	241,556
CTS Corp.	18,100	775,947
Daktronics, Inc.*	14,230	281,327
ePlus, Inc.	14,700	1,289,190
Evolv Technologies Holdings, Inc.*	73,530	526,475
Fabrinet*	19,500	8,877,960
Frequency Electronics, Inc.*	4,100	220,744
Insight Enterprises, Inc.*	15,843	1,290,729
Itron, Inc.*	25,790	2,394,859
Kimball Electronics, Inc.*	12,540	348,863
Knowles Corp.*	51,000	1,092,930
Methode Electronics, Inc.	23,900	158,696
MicroVision, Inc. (x)*	228,740	189,419
Mirion Technologies, Inc., Class A*	130,750	3,062,165
M-Tron Industries, Inc.*	700	37,254

See Notes to Financial Statements.

1195

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Napco Security Technologies, Inc.	17,760	$740,592
Neonode, Inc.*	5,200	9,048
nLight, Inc.*	25,300	949,003
Novanta, Inc.*	19,540	2,325,065
OSI Systems, Inc.*	8,468	2,159,848
Ouster, Inc.*	24,450	529,098
PC Connection, Inc.	8,730	504,245
Plexus Corp.*	14,495	2,130,765
Powerfleet, Inc.*	51,830	275,736
Red Cat Holdings, Inc. (x)*	41,800	331,474
Richardson Electronics Ltd.	6,550	71,264
Rogers Corp.*	10,484	960,020
Sanmina Corp.*	28,500	4,276,995
ScanSource, Inc.*	13,229	516,725
TTM Technologies, Inc.*	56,601	3,905,469
Vishay Intertechnology, Inc.	77,000	1,115,730
Vishay Precision Group, Inc.*	8,200	315,700
Vuzix Corp. (x)*	18,900	71,442

		54,612,494

IT Services (0.6%)
Applied Digital Corp. (x)*	129,690	3,179,999
ASGN, Inc.*	25,500	1,228,335
Backblaze, Inc., Class A*	14,210	66,219
BigBear.ai Holdings, Inc. (x)*	236,500	1,277,100
Commerce.com, Inc.*	42,660	175,759
Crexendo, Inc.*	1,700	10,999
CSP, Inc.	400	5,000
DigitalOcean Holdings, Inc.*	38,500	1,852,620
Fastly, Inc., Class A*	65,300	664,754
Grid Dynamics Holdings, Inc.*	31,340	283,000
Hackett Group, Inc. (The)	12,259	240,644
Information Services Group, Inc.	20,810	120,282
Rackspace Technology, Inc. (x)*	140,870	136,771
TSS, Inc. (x)*	12,600	89,082
Tucows, Inc., Class A*	7,770	174,203
Unisys Corp.*	53,274	147,036
VTEX, Class A*	17,700	66,552
Whitefiber, Inc.*	9,900	156,420

		9,874,775

Semiconductors & Semiconductor Equipment (3.4%)
ACM Research, Inc., Class A*	24,200	954,690
Aehr Test Systems*	23,660	477,696
Aeluma, Inc.*	9,400	161,398
Alpha & Omega Semiconductor Ltd.*	13,030	258,124
Ambarella, Inc.*	21,080	1,493,307
Atomera, Inc. (x)*	10,100	22,321
Axcelis Technologies, Inc.*	18,300	1,470,222
CEVA, Inc.*	11,500	247,480
Cohu, Inc.*	22,731	528,950
Credo Technology Group Holding Ltd.*	83,654	12,036,974
Diodes, Inc.*	24,298	1,198,863
FormFactor, Inc.*	43,481	2,425,370
Ichor Holdings Ltd.*	12,180	224,477
Impinj, Inc.*	14,480	2,519,665
indie Semiconductor, Inc., Class A (x)*	80,550	284,342
Kopin Corp. (x)*	21,000	49,140
Kulicke & Soffa Industries, Inc.	31,800	1,448,808
MaxLinear, Inc., Class A*	41,993	731,938
Navitas Semiconductor Corp., Class A*	98,820	705,575
NVE Corp.	3,140	186,296
PDF Solutions, Inc.*	15,880	453,057
Penguin Solutions, Inc.*	24,800	485,088
Photronics, Inc.*	30,800	985,600
Power Integrations, Inc.	32,548	1,156,756
Rambus, Inc.*	57,630	5,295,621
Rigetti Computing, Inc.*	177,460	3,930,739
Semtech Corp.*	48,756	3,592,830
Silicon Laboratories, Inc.*	17,670	2,309,469
SiTime Corp.*	11,840	4,181,770
SkyWater Technology, Inc.*	15,050	273,308
Synaptics, Inc.*	23,507	1,739,988
Ultra Clean Holdings, Inc.*	28,080	711,266
Veeco Instruments, Inc.*	31,216	892,153

		53,433,281

Software (5.6%)
8x8, Inc.*	101,080	199,128
A10 Networks, Inc.	35,110	621,096
ACI Worldwide, Inc.*	57,936	2,769,920
Adeia, Inc.	59,283	1,022,632
Agilysys, Inc.*	14,420	1,713,673
Airship AI Holdings, Inc. (x)*	41,710	120,542
Alarm.com Holdings, Inc.*	26,300	1,341,826
Alkami Technology, Inc.*	38,120	879,428
Amplitude, Inc., Class A*	59,550	689,589
Appian Corp., Class A*	20,000	708,400
Arteris, Inc.*	4,940	76,570
Asana, Inc., Class A*	52,200	715,662
AudioEye, Inc.*	7,720	77,123
AvePoint, Inc.*	74,280	1,031,749
Bit Digital, Inc.*	122,600	231,714
Bitdeer Technologies Group, Class A (x)*	50,200	562,742
Blackbaud, Inc.*	18,297	1,158,566
BlackLine, Inc.*	26,910	1,487,854
Blend Labs, Inc., Class A*	129,660	394,166
Box, Inc., Class A*	79,090	2,365,582
Braze, Inc., Class A*	42,686	1,463,703
C3.ai, Inc., Class A (x)*	67,660	912,057
Cerence, Inc.*	28,550	305,199
Chaince Digital Holdings, Inc. (x)*	7,600	37,772
Cipher Mining, Inc. (x)*	177,010	2,612,668
Cleanspark, Inc.*	151,850	1,536,722
Clear Secure, Inc., Class A	44,540	1,562,463
Clearwater Analytics Holdings, Inc., Class A*	152,228	3,671,739
Commvault Systems, Inc.*	24,774	3,105,669
Consensus Cloud Solutions, Inc.*	10,739	234,325
Core Scientific, Inc.*	154,260	2,246,026
CS Disco, Inc.*	35,790	277,730
Daily Journal Corp. (x)*	700	341,124
Digimarc Corp. (x)*	12,310	80,754
Digital Turbine, Inc.*	97,570	487,850
Domo, Inc., Class B*	26,660	224,744
D-Wave Quantum, Inc.*	182,552	4,773,735
eGain Corp.*	8,070	83,040
EverCommerce, Inc. (x)*	19,800	239,778

See Notes to Financial Statements.

1196

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Expensify, Inc., Class A*	5,100	$7,701
Five9, Inc.*	42,700	856,135
Freshworks, Inc., Class A*	114,490	1,402,502
Hut 8 Corp.*	52,930	2,431,604
I3 Verticals, Inc., Class A*	10,990	276,838
Intapp, Inc.*	29,386	1,346,467
InterDigital, Inc.	13,475	4,290,170
Jamf Holding Corp.*	45,580	592,996
Kaltura, Inc.*	23,780	38,999
Life360, Inc. (x)*	9,000	577,260
LiveRamp Holdings, Inc.*	37,985	1,115,619
MARA Holdings, Inc. (x)*	187,648	1,685,079
Mitek Systems, Inc.*	21,600	227,880
N-able, Inc.*	34,400	257,312
NCR Voyix Corp.*	81,710	833,442
NextNav, Inc. (x)*	51,730	860,787
ON24, Inc.*	30,580	243,417
OneSpan, Inc.	15,320	196,709
Ooma, Inc.*	15,400	180,642
Pagaya Technologies Ltd., Class A*	22,690	474,221
PagerDuty, Inc.*	48,240	632,426
PAR Technology Corp.*	22,430	813,760
Porch Group, Inc.*	43,430	396,516
Progress Software Corp.*	23,597	1,013,727
Q2 Holdings, Inc.*	34,750	2,507,560
Qualys, Inc.*	18,650	2,478,585
Rapid7, Inc.*	34,760	528,352
Red Violet, Inc.	6,280	357,646
ReposiTrak, Inc. (x)	3,370	41,687
Rezolve AI plc*	75,300	193,521
Rimini Street, Inc.*	42,080	163,270
Riot Platforms, Inc. (x)*	185,720	2,353,072
SEMrush Holdings, Inc., Class A*	18,210	216,517
Silvaco Group, Inc.*	1,900	7,695
SoundHound AI, Inc., Class A (x)*	204,730	2,041,158
SoundThinking, Inc.*	9,650	77,490
Sprinklr, Inc., Class A*	75,930	590,735
Sprout Social, Inc., Class A*	25,970	292,682
SPS Commerce, Inc.*	20,900	1,862,817
Synchronoss Technologies, Inc.*	700	5,992
Telos Corp.*	29,060	148,206
Tenable Holdings, Inc.*	66,220	1,558,157
Terawulf, Inc. (x)*	165,440	1,900,906
Varonis Systems, Inc.*	61,920	2,030,976
Vertex, Inc., Class A*	36,380	726,509
Viant Technology, Inc., Class A*	13,140	158,206
Weave Communications, Inc.*	23,800	180,642
WM Technology, Inc.*	22,350	18,441
Workiva, Inc., Class A*	28,600	2,466,750
Xperi, Inc.*	23,283	136,438
Yext, Inc.*	63,000	507,780
Zeta Global Holdings Corp., Class A*	99,450	2,023,808

		88,692,867

Technology Hardware, Storage & Peripherals (0.7%)
CompoSecure, Inc., Class A*	24,560	473,517
Corsair Gaming, Inc.*	19,700	117,018
CPI Card Group, Inc.*	3,660	53,729
Diebold Nixdorf, Inc.*	14,190	963,359
Eastman Kodak Co.*	30,460	257,691
Immersion Corp.	25,820	175,576
IonQ, Inc. (x)*	184,579	8,282,060
Quantum Computing, Inc. (x)*	109,930	1,127,882
Turtle Beach Corp.*	13,320	186,879
Xerox Holdings Corp. (x)	57,700	136,749

		11,774,460

Total Information Technology		232,778,254

Materials (4.4%)
Chemicals (1.5%)
AdvanSix, Inc.	13,500	233,550
American Vanguard Corp.*	21,460	81,977
Arq, Inc.*	6,240	20,405
Aspen Aerogels, Inc.*	43,450	122,964
Avient Corp.	48,500	1,515,140
Balchem Corp.	18,225	2,794,986
Cabot Corp.	29,230	1,937,364
Chemours Co. (The)	84,180	992,482
Core Molding Technologies, Inc.*	2,880	57,744
Ecovyst, Inc.*	65,350	635,856
Flotek Industries, Inc.*	13,830	238,291
Hawkins, Inc.	10,100	1,434,806
HB Fuller Co.	30,739	1,827,741
Ingevity Corp.*	19,600	1,159,928
Innospec, Inc.	13,700	1,048,598
Intrepid Potash, Inc.*	10,110	280,350
Koppers Holdings, Inc.	10,793	292,275
Kronos Worldwide, Inc.	23,840	105,373
LSB Industries, Inc.*	33,430	284,155
Mativ Holdings, Inc.	33,027	401,278
Minerals Technologies, Inc.	18,040	1,099,538
Orion SA	33,900	178,992
Perimeter Solutions, Inc.*	81,070	2,231,857
PureCycle Technologies, Inc. (x)*	72,570	623,376
Quaker Chemical Corp.	7,500	1,029,825
Rayonier Advanced Materials, Inc.*	39,560	233,008
Sensient Technologies Corp.	21,305	2,001,605
Solesence, Inc.*	2,120	3,381
Stepan Co.	11,388	539,336
Trinseo plc (x)	2,920	1,451
Tronox Holdings plc	24,890	103,791
Valhi, Inc.	2,320	27,956

		23,539,379

Construction Materials (0.2%)
Knife River Corp.*	34,180	2,404,563
Smith-Midland Corp.*	1,170	42,518
Titan America SA (x)	9,100	149,968
United States Lime & Minerals, Inc.	5,770	690,900

		3,287,949

Containers & Packaging (0.2%)
Ardagh Metal Packaging SA	81,150	332,715
Greif, Inc., Class A	14,800	1,001,960
Greif, Inc., Class B	3,000	224,070
Myers Industries, Inc.	13,300	248,976
O-I Glass, Inc.*	91,000	1,343,160
Ranpak Holdings Corp., Class A*	28,520	154,293
TriMas Corp.	16,900	599,105

		3,904,279

See Notes to Financial Statements.

1197

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Metals & Mining (2.4%)
Alpha Metallurgical Resources, Inc.*	5,830	$1,165,300
American Battery Technology Co.*	60,800	203,072
Ascent Industries Co.*	900	14,571
Caledonia Mining Corp. plc	8,780	229,773
Century Aluminum Co.*	37,550	1,471,209
Coeur Mining, Inc.*	349,287	6,227,787
Commercial Metals Co.	64,990	4,498,608
Compass Minerals International, Inc.*	19,500	382,980
Constellium SE*	74,830	1,410,546
Contango ORE, Inc. (x)*	7,040	185,926
Critical Metals Corp. (x)*	46,060	319,656
Dakota Gold Corp.*	34,760	197,437
Ferroglobe plc	67,200	311,808
Friedman Industries, Inc.	300	6,147
Hecla Mining Co.	346,749	6,654,113
Idaho Strategic Resources, Inc.*	7,800	314,340
Ivanhoe Electric, Inc.*	58,140	929,077
Kaiser Aluminum Corp.	8,791	1,009,734
Lifezone Metals Ltd.*	5,090	21,734
Materion Corp.	11,545	1,435,274
Metallus, Inc.*	23,300	399,828
NioCorp Developments Ltd.*	43,900	232,670
Novagold Resources, Inc.*	165,200	1,539,664
Olympic Steel, Inc.	6,980	298,639
Perpetua Resources Corp.*	46,350	1,122,134
Ramaco Resources, Inc., Class A*	15,991	287,838
Ryerson Holding Corp.	12,570	316,261
SSR Mining, Inc.*	113,970	2,498,223
SunCoke Energy, Inc.	42,510	306,072
Tredegar Corp.*	14,409	103,457
United States Antimony Corp.*	37,900	190,258
US Gold Corp. (x)*	4,200	81,522
US Goldmining, Inc.*	300	2,646
USA Rare Earth, Inc.*	48,000	571,200
Vox Royalty Corp.	9,800	46,452
Warrior Met Coal, Inc.	27,880	2,458,180
Worthington Steel, Inc.	20,580	712,480

		38,156,616

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	10,168	176,923
Magnera Corp.*	17,000	257,380
Sylvamo Corp.	18,180	875,367

		1,309,670

Total Materials		70,197,893

Real Estate (5.6%)
Diversified REITs (0.5%)
Alexander & Baldwin, Inc. (REIT)	42,386	874,847
Alpine Income Property Trust, Inc. (REIT)	8,340	139,445
American Assets Trust, Inc. (REIT)	24,318	460,340
Armada Hoffler Properties, Inc. (REIT)	33,800	223,756
Broadstone Net Lease, Inc. (REIT)	100,460	1,744,990
CTO Realty Growth, Inc. (REIT)	13,118	241,502
Essential Properties Realty Trust, Inc. (REIT)	111,030	3,293,150
Gladstone Commercial Corp. (REIT)	38,800	413,996
Global Net Lease, Inc. (REIT)	112,759	969,727
Modiv Industrial, Inc. (REIT), Class C (x)	1,700	24,463
NexPoint Diversified Real Estate Trust (REIT)	26,708	102,292

		8,488,508

Health Care REITs (1.0%)
American Healthcare REIT, Inc. (REIT)	88,984	4,187,587
CareTrust REIT, Inc. (REIT)	122,673	4,435,856
Community Healthcare Trust, Inc. (REIT)	12,500	205,250
Diversified Healthcare Trust (REIT)	122,460	593,931
Global Medical REIT, Inc. (REIT)	7,680	259,123
LTC Properties, Inc. (REIT)	28,369	975,326
National Health Investors, Inc. (REIT)	26,028	1,987,758
Sabra Health Care REIT, Inc. (REIT)	129,963	2,461,499
Sila Realty Trust, Inc. (REIT)	31,100	724,941
Strawberry Fields REIT, Inc. (REIT)	2,250	29,475
Universal Health Realty Income Trust (REIT)	6,050	237,221

		16,097,967

Hotel & Resort REITs (0.6%)
Apple Hospitality REIT, Inc. (REIT)	128,030	1,517,155
Braemar Hotels & Resorts, Inc. (REIT)	62,510	179,404
Chatham Lodging Trust (REIT)	22,650	154,247
DiamondRock Hospitality Co. (REIT)	115,998	1,039,342
Pebblebrook Hotel Trust (REIT)	61,712	698,580
RLJ Lodging Trust (REIT)	74,476	554,846
Ryman Hospitality Properties, Inc. (REIT)	32,934	3,116,215
Service Properties Trust (REIT)	95,200	175,168
Summit Hotel Properties, Inc. (REIT)	53,600	261,032
Sunstone Hotel Investors, Inc. (REIT)	103,038	921,160
Xenia Hotels & Resorts, Inc. (REIT)	42,200	596,708

		9,213,857

Industrial REITs (0.4%)
Industrial Logistics Properties Trust (REIT)	24,560	136,062
Innovative Industrial Properties, Inc. (REIT)	15,830	749,709
LXP Industrial Trust (REIT)	32,647	1,618,638
One Liberty Properties, Inc. (REIT)	11,303	229,338
Plymouth Industrial REIT, Inc. (REIT)	24,420	534,310
Terreno Realty Corp. (REIT)	51,850	3,044,113

		6,312,170

See Notes to Financial Statements.

1198

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Office REITs (0.5%)
Brandywine Realty Trust (REIT)	52,000	$151,840
City Office REIT, Inc. (REIT)	41,040	286,869
COPT Defense Properties (REIT)	59,410	1,651,598
Douglas Emmett, Inc. (REIT)	62,270	684,347
Easterly Government Properties, Inc. (REIT), Class A	25,888	548,567
Empire State Realty Trust, Inc. (REIT), Class A	74,300	484,436
Franklin Street Properties Corp. (REIT)	31,040	29,358
Hudson Pacific Properties, Inc. (REIT)*	12,804	138,667
JBG SMITH Properties (REIT)	24,870	423,039
NET Lease Office Properties (REIT)	6,030	155,514
Peakstone Realty Trust (REIT)	16,550	237,492
Piedmont Realty Trust, Inc. (REIT)	72,000	600,480
Postal Realty Trust, Inc. (REIT), Class A	13,380	215,953
SL Green Realty Corp. (REIT)	38,670	1,773,793

		7,381,953

Real Estate Management & Development (0.7%)
American Realty Investors, Inc.*	610	9,797
Anywhere Real Estate, Inc.*	56,050	793,668
Compass, Inc., Class A*	254,750	2,692,708
Cushman & Wakefield Ltd.*	126,696	2,051,208
Douglas Elliman, Inc.*	2,900	6,873
eXp World Holdings, Inc. (x)	45,480	411,594
Forestar Group, Inc.*	12,763	314,353
FRP Holdings, Inc.*	7,820	178,218
Kennedy-Wilson Holdings, Inc.	70,024	677,132
Marcus & Millichap, Inc.	16,000	436,640
Maui Land & Pineapple Co., Inc.*	1,740	29,476
Newmark Group, Inc., Class A	84,624	1,467,380
RE/MAX Holdings, Inc., Class A*	23,290	176,771
Real Brokerage, Inc. (The)*	68,170	248,821
RMR Group, Inc. (The), Class A	11,696	174,270
Seaport Entertainment Group, Inc.*	900	17,793
St Joe Co. (The)	21,300	1,264,581
Stratus Properties, Inc.*	3,180	76,892
Tejon Ranch Co.*	12,042	189,902
Transcontinental Realty Investors, Inc.*	1,010	59,206

		11,277,283

Residential REITs (0.4%)
Apartment Investment and Management Co. (REIT), Class A	77,400	459,756
BRT Apartments Corp. (REIT)	11,410	167,727
Centerspace (REIT)	9,149	610,421
Clipper Realty, Inc. (REIT)	14,820	56,612
Elme Communities (REIT)	42,317	736,316
Independence Realty Trust, Inc. (REIT)	130,047	2,273,222
NexPoint Residential Trust, Inc. (REIT)	10,760	323,876
UMH Properties, Inc. (REIT)	39,770	632,741
Veris Residential, Inc. (REIT)	51,400	764,832

		6,025,503

Retail REITs (1.1%)
Acadia Realty Trust (REIT)	73,783	1,515,503
Alexander’s, Inc. (REIT)	715	155,827
CBL & Associates Properties, Inc. (REIT)	13,400	495,800
Curbline Properties Corp. (REIT)	58,600	1,360,106
FrontView REIT, Inc. (REIT)	7,900	116,604
Getty Realty Corp. (REIT)	26,575	727,358
InvenTrust Properties Corp. (REIT)	42,530	1,199,771
Kite Realty Group Trust (REIT)	123,422	2,958,425
Macerich Co. (The) (REIT)	141,990	2,621,135
NETSTREIT Corp. (REIT) (x)	41,410	730,473
Phillips Edison & Co., Inc. (REIT)	68,960	2,452,907
Saul Centers, Inc. (REIT)	7,150	225,440
SITE Centers Corp. (REIT)	29,300	188,106
Tanger, Inc. (REIT)	61,730	2,059,930
Urban Edge Properties (REIT)	63,500	1,218,565
Whitestone REIT (REIT)	25,200	350,028

		18,375,978

Specialized REITs (0.4%)
Farmland Partners, Inc. (REIT)	20,500	198,645
Four Corners Property Trust, Inc. (REIT)	57,720	1,331,023
Gladstone Land Corp. (REIT)	23,500	215,025
Outfront Media, Inc. (REIT)	76,807	1,851,049
PotlatchDeltic Corp. (REIT)	42,809	1,702,942
Safehold, Inc. (REIT)	33,057	452,550
Smartstop Self Storage REIT, Inc. (REIT)	15,800	488,852

		6,240,086

Total Real Estate		89,413,305

Utilities (3.0%)
Electric Utilities (0.9%)
Genie Energy Ltd., Class B	10,690	147,308
Hawaiian Electric Industries, Inc.*	90,890	1,117,947
MGE Energy, Inc.	20,279	1,590,279
Oklo, Inc., Class A*	57,400	4,119,024
Otter Tail Corp.	22,925	1,852,569
Portland General Electric Co.	61,682	2,960,119
TXNM Energy, Inc.	54,971	3,236,693

		15,023,939

Gas Utilities (1.0%)
Brookfield Infrastructure Corp., Class A	65,209	2,960,489
Chesapeake Utilities Corp.	14,000	1,746,640
New Jersey Resources Corp.	57,662	2,659,372
Northwest Natural Holding Co.	21,292	995,188
ONE Gas, Inc.	32,840	2,536,890
RGC Resources, Inc.	2,410	51,333
Southwest Gas Holdings, Inc.	36,196	2,896,404
Spire, Inc.	30,382	2,512,591

		16,358,907

See Notes to Financial Statements.

1199

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.3%)
Hallador Energy Co.*	14,810	$281,982
Montauk Renewables, Inc.*	45,680	76,286
Ormat Technologies, Inc.	34,110	3,768,132

		4,126,400

Multi-Utilities (0.5%)
Avista Corp.	48,889	1,884,182
Black Hills Corp.	38,529	2,674,683
Northwestern Energy Group, Inc.	34,768	2,243,927
Unitil Corp.	8,100	392,364

		7,195,156

Water Utilities (0.3%)
American States Water Co.	21,158	1,533,532
Cadiz, Inc.*	33,730	189,225
California Water Service Group	31,440	1,362,295
Consolidated Water Co. Ltd.	9,050	319,375
Global Water Resources, Inc.	7,670	64,811
H2O America	18,170	890,148
Middlesex Water Co.	11,300	569,746
Pure Cycle Corp.*	13,280	145,947
York Water Co. (The)	6,190	197,090

		5,272,169

Total Utilities		47,976,571

Total Common Stocks (99.0%) (Cost $1,035,947,434)		1,583,150,492

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
89bio, Inc., CVR (r)*	61,550	15,695
Aduro Biotech, Inc., CVR (r)*	10,614	—
Akero Therapeutics, Inc., CVR (r)*	39,050	19,037
Cartesian Therapeutics, Inc. *	11,360	1,534
Chinook Therapeutics, Inc., CVR *	35,960	7,192
Metsera, Inc., CVR (r)(x)*	27,845	102,330
Sanofi Aatd, Inc., CVR (r)*	19,600	9,518

		155,306

Health Care Equipment & Supplies (0.0%)†
Paragon 28, Inc., CVR (r)*	33,030	2,230

Life Sciences Tools & Services (0.0%)
OmniAb, Inc., expiring 11/1/27 (r)*	7,376	—

Pharmaceuticals (0.0%)†
Rain Oncology, Inc., CVR (r)(x)*	21,290	798

Total Health Care		158,334

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	23,700	35,550

Total Materials		35,550

Total Rights (0.0%)† (Cost $176,382)		193,884

SHORT-TERM INVESTMENTS:
Investment Companies (2.3%)
Allspring Government Money Market Fund, Select Shares 3.72% (7 day yield) (xx)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.65% (7 day yield) (xx)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund 3.67% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	9,478,054	9,478,054
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.69% (7 day yield) (xx)	15,000,000	15,000,000

Total Investment Companies		37,478,054

Total Short-Term Investments (2.3%) (Cost $37,478,054)		37,478,054

Total Investments in Securities (101.3%) (Cost $1,073,601,870)		1,620,822,430
Other Assets Less Liabilities (-1.3%)		(21,191,474)

Net Assets (100%)		$1,599,630,956

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025, the market value or fair value, as applicable, of these securities amounted to $602,913 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $63,318,987. This was collateralized by $28,584,387 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.750%, maturing 1/15/26 – 8/15/55 and by cash of $37,479,506 of which $37,478,054 was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

1200

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	112	3/2026	USD	13,988,800	(478,054)

					(478,054)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$43,506,095	$—	$—		$43,506,095
Consumer Discretionary	141,135,509	—	—		141,135,509
Consumer Staples	29,074,236	—	—		29,074,236
Energy	76,090,126	—	—		76,090,126
Financials	280,891,540	—	—	(a)	280,891,540
Health Care	297,772,570	—	—	(a)	297,772,570
Industrials	274,314,393	—	—		274,314,393
Information Technology	232,778,254	—	—		232,778,254
Materials	70,197,893	—	—		70,197,893
Real Estate	89,413,305	—	—		89,413,305
Utilities	47,976,571	—	—		47,976,571
Rights
Health Care	—	8,726	149,608		158,334
Materials	—	35,550	—		35,550
Short-Term Investments
Investment Companies	37,478,054	—	—		37,478,054

Total Assets	$1,620,628,546	$44,276	$149,608		$1,620,822,430

Liabilities:
Futures	$(478,054)	$—	$—		$(478,054)

Total Liabilities	$(478,054)	$—	$—		$(478,054)

Total	$1,620,150,492	$44,276	$149,608		$1,620,344,376

(a)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(478,054	)*

Total		$(478,054)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1201

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$1,228,429	$1,228,429

Total	$1,228,429	$1,228,429

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(213,616)	$(213,616)

Total	$(213,616)	$(213,616)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$12,020,000

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$185,978,493
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$239,455,288

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$732,483,827
Aggregate gross unrealized depreciation	(190,432,427)

Net unrealized appreciation	$542,051,400

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,078,292,976

See Notes to Financial Statements.

1202

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $1,073,601,870)	$1,620,822,430
Cash	14,337,006
Cash held as collateral at broker for futures	1,210,190
Dividends, interest and other receivables	1,523,619
Receivable for securities sold	808,463
Receivable for Portfolio shares sold	475,845
Securities lending income receivable	70,830
Other assets	5,738

Total assets	1,639,254,121

LIABILITIES
Payable for return of collateral on securities loaned	37,478,054
Payable for Portfolio shares repurchased	1,131,863
Investment management fees payable	345,453
Distribution fees payable - Class IB	323,511
Administrative fees payable	124,083
Due to broker for futures variation margin	110,310
Accrued expenses	109,891

Total liabilities	39,623,165

Commitments and contingent liabilities^
NET ASSETS	$1,599,630,956

Net assets were comprised of:
Paid in capital	$1,045,118,205
Total distributable earnings (loss)	554,512,751

Net assets	$1,599,630,956

Class IB
Net asset value, offering and redemption price per share, $1,498,265,170 / 120,973,428 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.39

Class K
Net asset value, offering and redemption price per share, $101,365,786 / 8,188,513 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.38

(x)	Includes value of securities on loan of $63,318,987.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $39,571 foreign withholding tax)	$17,219,243
Interest	540,034
Securities lending (net)	1,048,678

Total income	18,807,955

EXPENSES
Investment management fees	3,695,624
Distribution fees - Class IB	3,459,776
Administrative fees	1,337,687
Professional fees	112,326
Custodian fees	94,800
Printing and mailing expenses	83,925
Trustees’ fees	50,245
Miscellaneous	257,423

Total expenses	9,091,806

NET INVESTMENT INCOME (LOSS)	9,716,149

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	65,437,937
Futures contracts	1,228,429

Net realized gain (loss)	66,666,366

Change in unrealized appreciation (depreciation) on:
Investments in securities	105,922,912
Futures contracts	(213,616)

Net change in unrealized appreciation (depreciation)	105,709,296

NET REALIZED AND UNREALIZED GAIN (LOSS)	172,375,662

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$182,091,811

See Notes to Financial Statements.

1203

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,716,149	$10,936,830
Net realized gain (loss)	66,666,366	95,253,482
Net change in unrealized appreciation (depreciation)	105,709,296	46,802,322

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	182,091,811	152,992,634

Distributions to shareholders:
Class IB	(61,051,211)	(100,879,434)
Class K	(4,357,522)	(7,179,321)

Total distributions to shareholders	(65,408,733)	(108,058,755)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 297,627 shares, respectively ]	—	3,313,480
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (10,716,152) shares, respectively ]	—	(118,849,797)
Capital shares repurchased [ 0 and (710,884) shares, respectively ]	—	(7,857,288)

Total Class IA transactions	—	(123,393,605)

Class IB
Capital shares sold [ 9,965,073 and 9,203,858 shares, respectively ]	114,015,380	106,639,754
Capital shares issued in connection with share class combination (Note 1) [ 0 and 10,704,114 shares, respectively ]	—	118,849,797
Capital shares issued in reinvestment of dividends and distributions [ 4,797,511 and 8,373,877 shares, respectively ]	61,051,211	100,879,434
Capital shares repurchased [ (14,976,387) and (13,754,944) shares, respectively ]	(174,872,788)	(160,745,764)

Total Class IB transactions	193,803	165,623,221

Class K
Capital shares sold [ 653,166 and 1,606,318 shares, respectively ]	7,482,695	18,218,077
Capital shares issued in reinvestment of dividends and distributions [ 342,643 and 596,440 shares, respectively ]	4,357,522	7,179,321
Capital shares repurchased [ (1,220,019) and (1,430,526) shares, respectively ]	(13,895,049)	(16,549,768)

Total Class K transactions	(2,054,832)	8,847,630

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,861,029)	51,077,246

TOTAL INCREASE (DECREASE) IN NET ASSETS	114,822,049	96,011,125
NET ASSETS:
Beginning of year	1,484,808,907	1,388,797,782

End of year	$1,599,630,956	$1,484,808,907

See Notes to Financial Statements.

1204

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$11.46	$11.07	$9.90	$12.92	$12.59

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.09	0.11	0.09	0.07	(aa)
Net realized and unrealized gain (loss)	1.38	1.19	1.54	(2.64)	1.79

Total from investment operations	1.45	1.28	1.65	(2.55)	1.86

Less distributions:
Dividends from net investment income	(0.10)	(0.15)	(0.12)	(0.10)	(0.09)
Distributions from net realized gains	(0.42)	(0.74)	(0.36)	(0.37)	(1.44)

Total dividends and distributions	(0.52)	(0.89)	(0.48)	(0.47)	(1.53)

Net asset value, end of year	$12.39	$11.46	$11.07	$9.90	$12.92

Total return	12.57%	11.19%	16.72%	(19.80)%	15.10%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,498,265	$1,388,496	$1,181,160	$1,019,651	$1,276,432
Ratio of expenses to average net assets:
After waivers (f)	0.63%	0.63%	0.64%	0.63%	0.62%
Before waivers (f)	0.63%	0.63%	0.64%	0.63%	0.62%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.64%	0.75%	1.06%	0.84%	0.49	%(bb)
Before waivers (f)	0.64%	0.75%	1.06%	0.84%	0.49	%(bb)
Portfolio turnover rate^	13%	16%	13%	15%	16%

Class K	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$11.45	$11.06	$9.89	$12.90	$12.58

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.12	0.14	0.12	0.10	(aa)
Net realized and unrealized gain (loss)	1.38	1.19	1.54	(2.63)	1.78

Total from investment operations	1.48	1.31	1.68	(2.51)	1.88

Less distributions:
Dividends from net investment income	(0.13)	(0.18)	(0.15)	(0.13)	(0.12)
Distributions from net realized gains	(0.42)	(0.74)	(0.36)	(0.37)	(1.44)

Total dividends and distributions	(0.55)	(0.92)	(0.51)	(0.50)	(1.56)

Net asset value, end of year	$12.38	$11.45	$11.06	$9.89	$12.90

Total return	12.82%	11.45%	17.00%	(19.55)%	15.30%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$101,366	$96,313	$84,529	$75,824	$96,112
Ratio of expenses to average net assets:
After waivers (f)	0.38%	0.38%	0.39%	0.38%	0.37%
Before waivers (f)	0.38%	0.38%	0.39%	0.38%	0.37%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.89%	1.00%	1.30%	1.09%	0.73	%(bb)
Before waivers (f)	0.89%	1.00%	1.30%	1.09%	0.73	%(bb)
Portfolio turnover rate^	13%	16%	13%	15%	16%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.06 and $0.09 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.08% lower.

See Notes to Financial Statements.

1205

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Health Care (99.6%)
Biotechnology (42.7%)
AbbVie, Inc.	21,619	$4,939,725
Abivax SA (ADR)*	6,424	866,308
Agios Pharmaceuticals, Inc.*	6,591	179,407
Alkermes plc*	6,993	195,664
Allogene Therapeutics, Inc.*	61,082	83,682
Alnylam Pharmaceuticals, Inc.*	10,339	4,111,303
Annexon, Inc.*	15,220	76,404
Apogee Therapeutics, Inc.*	10,280	775,934
Arcellx, Inc.*	6,892	449,358
Arcutis Biotherapeutics, Inc.*	9,100	264,264
Argenx SE (ADR)*	8,243	6,931,951
Arrowhead Pharmaceuticals, Inc.*	5,500	365,145
Ascendis Pharma A/S (ADR)*	10,716	2,285,080
Aura Biosciences, Inc.*	7,297	39,769
Beam Therapeutics, Inc.*	18,732	519,251
BeOne Medicines Ltd., Class H*	100,155	2,307,399
BeOne Medicines Ltd. (ADR)*	1,395	423,815
Bicara Therapeutics, Inc.*	15,942	268,304
Bicycle Therapeutics plc (ADR)*	20,819	147,398
Biohaven Ltd.*	15,940	179,963
BridgeBio Oncology Therapeutics, Inc., Class A (x) *	9,880	123,698
Bridgebio Pharma, Inc.*	13,646	1,043,783
Cabaletta Bio, Inc.*	1,400	3,066
Caris Life Sciences, Inc.*	15,949	430,304
Celcuity, Inc.*	9,145	912,122
Celldex Therapeutics, Inc.*	7,903	214,645
Centessa Pharmaceuticals plc (ADR)*	35,885	897,484
CG oncology, Inc.*	16,489	684,623
Climb Bio, Inc.*	25,000	100,000
Cogent Biosciences, Inc.*	5,312	188,682
Crescent Biopharma, Inc.*	4,414	52,350
Cytokinetics, Inc.*	13,755	873,993
Denali Therapeutics, Inc.*	18,897	311,989
Dianthus Therapeutics, Inc.*	3,296	135,828
Disc Medicine, Inc.*	6,780	538,400
Entrada Therapeutics, Inc.*	6,665	68,516
Evommune, Inc.*	4,008	68,617
Generation Bio Co.*	3,013	17,114
Gilead Sciences, Inc.	31,809	3,904,237
Ideaya Biosciences, Inc.*	5,975	206,556
Immatics NV (x) *	10,100	106,050
Immuneering Corp., Class A (x) *	12,686	83,474
Immunocore Holdings plc (ADR) (x) *	13,711	475,909
Immunome, Inc.*	36,112	775,686
Immunovant, Inc.*	7,607	193,370
Incyte Corp.*	9,018	890,708
Insmed, Inc.*	19,342	3,366,282
Ionis Pharmaceuticals, Inc.*	15,999	1,265,681
Iovance Biotherapeutics, Inc. (x) *	21,291	58,124
Janux Therapeutics, Inc.*	3,130	43,194
Kodiak Sciences, Inc.*	12,109	338,568
Krystal Biotech, Inc.*	4,998	1,232,207
Kymera Therapeutics, Inc.*	19,231	1,496,364
Kyverna Therapeutics, Inc. (x) *	22,961	215,833
Madrigal Pharmaceuticals, Inc.*	1,075	626,015
Mirum Pharmaceuticals, Inc.*	2,400	189,576
Monopar Therapeutics, Inc.*	271	17,696
Monte Rosa Therapeutics, Inc. (x) *	21,716	340,507
MoonLake Immunotherapeutics, Class A*	14,057	185,271
Natera, Inc.*	8,617	1,974,069
Neurocrine Biosciences, Inc.*	3,772	534,983
Newamsterdam Pharma Co. NV (x) *	1,400	49,112
Nurix Therapeutics, Inc.*	22,100	419,237
Nuvalent, Inc., Class A*	8,690	874,127
Olema Pharmaceuticals, Inc.*	12,900	322,500
ORIC Pharmaceuticals, Inc. (x) *	16,500	134,970
Oruka Therapeutics, Inc. (x) *	6,852	207,684
Palisade Bio, Inc.*	19,516	45,863
Praxis Precision Medicines, Inc.*	3,788	1,116,475
Prelude Therapeutics, Inc.*	10,946	31,743
Protagonist Therapeutics, Inc.*	15,097	1,318,572
Regeneron Pharmaceuticals, Inc.	5,940	4,584,908
Relay Therapeutics, Inc.*	23,726	200,722
Replimune Group, Inc.*	30,311	294,623
Revolution Medicines, Inc.*	21,874	1,742,264
Rhythm Pharmaceuticals, Inc.*	5,179	554,360
Rocket Pharmaceuticals, Inc.*	16,956	59,516
Roivant Sciences Ltd.*	51,827	1,124,646
Sana Biotechnology, Inc. (x) *	7,500	30,525
Scholar Rock Holding Corp.*	26,556	1,169,792
Sensorion SA (x) *	125,889	49,857
Shattuck Labs, Inc.*	25,198	91,973
Sionna Therapeutics, Inc. (x) *	6,595	271,318
Soleno Therapeutics, Inc.*	2,599	120,334
Spyre Therapeutics, Inc. (x) *	15,347	502,768
Summit Therapeutics, Inc. (x) *	77,000	1,346,730
Ultragenyx Pharmaceutical, Inc.*	8,683	199,709
uniQure NV*	3,077	73,633
United Therapeutics Corp.*	3,548	1,728,763
UroGen Pharma Ltd. (x) *	8,300	194,386
Vaxcyte, Inc.*	8,330	384,346
Vera Therapeutics, Inc., Class A*	30,455	1,542,241
Vertex Pharmaceuticals, Inc.*	6,666	3,022,098
Viridian Therapeutics, Inc.*	10,400	323,648
Voyager Therapeutics, Inc.*	14,167	55,676
Xencor, Inc.*	10,842	165,991
Xenon Pharmaceuticals, Inc.*	2,100	94,122
Zai Lab Ltd. (ADR)*	9,523	167,986

		75,212,916

Health Care Equipment & Supplies (13.3%)
Beta Bionics, Inc.*	5,921	180,413
Boston Scientific Corp.*	30,371	2,895,875
Edwards Lifesciences Corp.*	8,888	757,702
IDEXX Laboratories, Inc.*	2,040	1,380,121
Inspire Medical Systems, Inc.*	2,200	202,906
Intuitive Surgical, Inc.*	14,055	7,960,190
Kestra Medical Technologies Ltd. (x) *	12,124	321,528
Medline, Inc., Class A*	5,551	233,142
Orchestra BioMed Holdings, Inc.*	9,046	37,541
Penumbra, Inc.*	8,067	2,508,111
PROCEPT BioRobotics Corp.*	6,732	211,789
Saluda Medical, Inc. (CRDI)*	57,441	54,625
Sonova Holding AG (Registered)	1,526	398,983
Stryker Corp.	17,823	6,264,250

		23,407,176

See Notes to Financial Statements.

1206

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EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Health Care Providers & Services (12.5%)
Alignment Healthcare, Inc.*	24,676	$487,351
Billiontoone, Inc., Class A*	2,158	176,611
BrightSpring Health Services, Inc. (x) *	39,013	1,461,037
Cardinal Health, Inc.	5,141	1,056,475
Cencora, Inc.	3,339	1,127,747
Centene Corp.*	9,500	390,925
Cigna Group (The)	5,242	1,442,755
CVS Health Corp.	19,905	1,579,661
Elevance Health, Inc.	4,613	1,617,087
Encompass Health Corp.	2,705	287,109
GeneDx Holdings Corp., Class A*	1,947	253,227
Guardant Health, Inc.*	16,770	1,712,888
HCA Healthcare, Inc.	3,595	1,678,362
Hims & Hers Health, Inc. (x) *	1,700	55,199
McKesson Corp.	500	410,145
Molina Healthcare, Inc.*	1,720	298,489
RadNet, Inc.*	2,800	199,780
Tenet Healthcare Corp.*	8,956	1,779,736
UnitedHealth Group, Inc.	17,780	5,869,356

		21,883,940

Health Care Technology (0.1%)
HeartFlow, Inc. (x) *	5,331	155,399

Life Sciences Tools & Services (8.9%)
Bio-Rad Laboratories, Inc., Class A*	815	246,937
Bio-Techne Corp.	6,300	370,503
Danaher Corp.	21,274	4,870,044
Ginkgo Bioworks Holdings, Inc., Class A*	1,346	11,185
IQVIA Holdings, Inc.*	2,731	615,595
Repligen Corp.*	3,200	524,352
Revvity, Inc.	4,892	473,301
Sartorius AG (Preference)(q)	1,757	510,425
Thermo Fisher Scientific, Inc.	13,109	7,596,010
Waters Corp.*	1,300	493,779

		15,712,131

Pharmaceuticals (22.1%)
AstraZeneca plc (ADR)	54,975	5,053,852
Atai Beckley NV (x) *	5,900	24,131
Axsome Therapeutics, Inc.*	4,319	788,822
Chugai Pharmaceutical Co. Ltd.	16,800	884,081
Crinetics Pharmaceuticals, Inc.*	18,513	861,780
Elanco Animal Health, Inc. (x) *	6,600	149,358
Eli Lilly & Co.	20,327	21,845,020
LENZ Therapeutics, Inc. (x) *	2,800	44,800
MBX Biosciences, Inc. (x) *	11,041	348,233
MediWound Ltd. (x) *	1,946	35,923
Merck & Co., Inc.	31,238	3,288,112
Novo Nordisk A/S (ADR)	20,500	1,043,040
Nuvation Bio, Inc. (x) *	29,500	264,320
Pharvaris NV*	13,553	376,096
Rapport Therapeutics, Inc.*	11,059	335,530
Royalty Pharma plc, Class A	12,325	476,238
Structure Therapeutics, Inc. (ADR)*	16,491	1,146,949
Tarsus Pharmaceuticals, Inc.*	6,188	506,674
Terns Pharmaceuticals, Inc.*	7,222	291,769
Teva Pharmaceutical Industries Ltd. (ADR)*	11,700	365,157
UCB SA	239	67,016
WaVe Life Sciences Ltd.*	27,455	466,735
Zoetis, Inc.	2,200	276,804

		38,940,440

Total Common Stocks (99.6%) (Cost $107,080,955)		175,312,002

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Revolution Medicines, Inc., expiring 12/17/26*	3,127	2,939

Health Care Providers & Services (0.0%)†
GeneDx Holdings Corp., expiring 7/22/26*	3,332	158

Life Sciences Tools & Services (0.0%)
SomaLogic, Inc., expiring 8/31/26 (r)*	1,418	—

Total Health Care		3,097

Total Warrants (0.0%)† (Cost $—)		3,097

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.7%)
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	1,226,970	1,226,970

Total Short-Term Investments (0.7%) (Cost $1,226,970)		1,226,970

Total Investments in Securities (100.3%) (Cost $108,307,925)		176,542,069
Other Assets Less Liabilities (-0.3%)		(473,918)

Net Assets (100%)		$176,068,151

*	Non-income producing.
†	Percent shown is less than 0.05%.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $4,554,427. This was collateralized by $3,411,874 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.750%, maturing 1/15/26 – 8/15/55 and by cash of $1,226,970 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

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EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Health Care	$171,039,616	$4,272,386	$—		$175,312,002
Short-Term Investments
Investment Companies	1,226,970	—	—		1,226,970
Warrants
Health Care	3,097	—	—	(a)	3,097

Total Assets	$172,269,683	$4,272,386	$—		$176,542,069

Total Liabilities	$—	$—	$—		$–

Total	$172,269,683	$4,272,386	$—		$176,542,069

(a)	Value is zero.

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$108,859,655
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$126,607,652

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$75,046,516
Aggregate gross unrealized depreciation	(7,736,487)

Net unrealized appreciation	$67,310,029

Federal income tax cost of investments in securities and derivative instruments, if applicable	$109,232,040

For the period ended December 31, 2025, the Portfolio incurred approximately $31 as brokerage commissions with Bernstein Institutional Services LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $108,307,925)	$176,542,069
Cash	738,396
Foreign cash (Cost $576)	598
Receivable for securities sold	285,157
Dividends, interest and other receivables	84,015
Receivable for Portfolio shares sold	33,253
Securities lending income receivable	3,240
Other assets	1,006

Total assets	177,687,734

LIABILITIES
Payable for return of collateral on securities loaned	1,226,970
Investment management fees payable	120,972
Payable for Portfolio shares repurchased	117,022
Payable for securities purchased	53,912
Distribution fees payable - Class IB	37,746
Administrative fees payable	13,558
Accrued expenses	49,403

Total liabilities	1,619,583

Commitments and contingent liabilities^
NET ASSETS	$176,068,151

Net assets were comprised of:
Paid in capital	$105,124,155
Total distributable earnings (loss)	70,943,996

Net assets	$176,068,151

Class IB
Net asset value, offering and redemption price per share, $176,068,151 / 2,634,283 shares outstanding (unlimited amount authorized: $0.01 par value)	$66.84

(x)	Includes value of securities on loan of $4,554,427.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $22,863 foreign withholding tax)	$1,054,378
Interest	60,534
Securities lending (net)	65,094

Total income	1,180,006

EXPENSES
Investment management fees	1,530,996
Distribution fees - Class IB	402,893
Administrative fees	145,843
Professional fees	65,674
Custodian fees	29,500
Printing and mailing expenses	21,419
Trustees’ fees	5,516
Miscellaneous	3,888

Gross expenses	2,205,729
Less: Waiver from investment manager	(270,963)

Net expenses	1,934,766

NET INVESTMENT INCOME (LOSS)	(754,760)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	5,968,710
Foreign currency transactions	8,425

Net realized gain (loss)	5,977,135

Change in unrealized appreciation (depreciation) on:
Investments in securities	23,987,770
Foreign currency translations	945

Net change in unrealized appreciation (depreciation)	23,988,715

NET REALIZED AND UNREALIZED GAIN (LOSS)	29,965,850

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,211,090

See Notes to Financial Statements.

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EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(754,760)	$(903,439)
Net realized gain (loss)	5,977,135	11,180,935
Net change in unrealized appreciation (depreciation)	23,988,715	(6,125,032)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	29,211,090	4,152,464

Distributions to shareholders:
Class IB	(2,918,870)	(9,183,870)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 262,131 and 269,231 shares, respectively ]	15,100,833	17,045,956
Capital shares issued in reinvestment of dividends and distributions [ 46,043 and 156,323 shares, respectively ]	2,918,870	9,183,870
Capital shares repurchased [ (554,607) and (637,294) shares, respectively ]	(32,558,672)	(40,437,851)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(14,538,969)	(14,208,025)

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,753,251	(19,239,431)
NET ASSETS:
Beginning of year	164,314,900	183,554,331

End of year	$176,068,151	$164,314,900

See Notes to Financial Statements.

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EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025		2024		2023		2022		2021
Net asset value, beginning of year	$57.04		$59.36		$58.52		$69.08		$65.47

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.27)		(0.31)		(0.23)		(0.24)		(0.39)
Net realized and unrealized gain (loss)	11.16		1.35		2.53		(9.03)		6.57

Total from investment operations	10.89		1.04		2.30		(9.27)		6.18

Less distributions:
Distributions from net realized gains	(1.09)		(3.36)		(1.46)		(1.29)		(2.57)

Net asset value, end of year	$66.84		$57.04		$59.36		$58.52		$69.08

Total return	19.21%		1.58%		3.97%		(13.38)%		9.51%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$176,068		$164,315		$183,554		$194,013		$238,956
Ratio of expenses to average net assets:
After waivers (f)	1.20	%(j)	1.20	%(j)	1.20	%(j)	1.20	%(j)	1.20	%(j)
Before waivers (f)	1.37%		1.37%		1.37%		1.36%		1.35%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.47)%		(0.49)%		(0.40)%		(0.41)%		(0.56)%
Before waivers (f)	(0.64)%		(0.66)%		(0.57)%		(0.57)%		(0.71)%
Portfolio turnover rate^	67%		42%		43%		23%		31%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.

See Notes to Financial Statements.

1211

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.8%)
Diversified Telecommunication Services (1.9%)
Verizon Communications, Inc.	726,945	$29,608,470

Interactive Media & Services (3.9%)
Alphabet, Inc., Class C	186,781	58,611,878

Total Communication Services		88,220,348

Consumer Discretionary (6.8%)
Household Durables (4.9%)
Lennar Corp., Class A	309,030	31,768,284
Sony Group Corp. (ADR)	1,637,107	41,909,939

		73,678,223

Specialty Retail (1.9%)
Lowe’s Cos., Inc.	120,668	29,100,295

Total Consumer Discretionary		102,778,518

Consumer Staples (4.5%)
Beverages (2.0%)
Coca-Cola Co. (The)	442,600	30,942,166

Food Products (0.9%)
McCormick & Co., Inc. (Non-Voting)	197,999	13,485,712

Household Products (1.6%)
Procter & Gamble Co. (The)	172,946	24,784,891

Total Consumer Staples		69,212,769

Energy (3.7%)
Oil, Gas & Consumable Fuels (3.7%)
Coterra Energy, Inc.	1,048,745	27,602,968
TotalEnergies SE (New York Stock Exchange) (x)	436,597	28,562,176

Total Energy		56,165,144

Financials (21.6%)
Banks (10.8%)
Cullen/Frost Bankers, Inc.	178,297	22,577,749
Mitsubishi UFJ Financial Group, Inc. (ADR) (x)	2,174,013	34,479,846
PNC Financial Services Group, Inc. (The)	153,456	32,030,871
US Bancorp	713,045	38,048,081
Wells Fargo & Co.	391,744	36,510,541

		163,647,088

Capital Markets (4.7%)
Ameriprise Financial, Inc.	83,477	40,932,112
Blackstone, Inc.	197,124	30,384,693

		71,316,805

Consumer Finance (3.9%)
Capital One Financial Corp.	244,499	59,256,778

Insurance (2.2%)
American International Group, Inc.	401,560	34,353,458

Total Financials		328,574,129

Health Care (9.5%)
Biotechnology (2.5%)
Amgen, Inc.	115,651	37,853,729

Health Care Equipment & Supplies (3.3%)
Alcon AG(x)	332,581	26,210,709
Medtronic plc	243,466	23,387,344

		49,598,053

Life Sciences Tools & Services (2.0%)
Danaher Corp.	133,109	30,471,312

Pharmaceuticals (1.7%)
Merck & Co., Inc.	254,369	26,774,881

Total Health Care		144,697,975

Industrials (11.4%)
Aerospace & Defense (2.2%)
General Dynamics Corp.	98,741	33,242,145

Ground Transportation (2.0%)
Uber Technologies, Inc.*	379,240	30,987,700

Machinery (7.2%)
Oshkosh Corp.	185,594	23,316,175
Parker-Hannifin Corp.	97,595	85,782,101

		109,098,276

Total Industrials		173,328,121

Information Technology (14.4%)
Electronic Equipment, Instruments & Components (2.1%)
Teledyne Technologies, Inc.*	60,963	31,135,633

Semiconductors & Semiconductor Equipment (4.3%)
Microchip Technology, Inc.	446,178	28,430,462
QUALCOMM, Inc.	218,100	37,306,005

		65,736,467

Software (8.0%)
Adobe, Inc.*	82,165	28,756,928
Microsoft Corp.	124,460	60,191,345
Synopsys, Inc.*	69,477	32,634,737

		121,583,010

Total Information Technology		218,455,110

Materials (12.1%)
Chemicals (9.2%)
Air Products and Chemicals, Inc.	104,019	25,694,773
Corteva, Inc.	719,035	48,196,916
Ecolab, Inc.	140,620	36,915,563
RPM International, Inc.	272,304	28,319,616

		139,126,868

Construction Materials (2.9%)
Martin Marietta Materials, Inc.	70,956	44,181,463

Total Materials		183,308,331

Real Estate (1.3%)
Residential REITs (1.3%)
Equity LifeStyle Properties, Inc. (REIT)	315,863	19,144,456

Total Real Estate		19,144,456

Utilities (6.3%)
Electric Utilities (2.0%)
Xcel Energy, Inc.	416,034	30,728,271

Gas Utilities (2.4%)
Atmos Energy Corp.	219,690	36,826,635

See Notes to Financial Statements.

1212

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EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Water Utilities (1.9%)
American Water Works Co., Inc.	219,441	$28,637,051

Total Utilities		96,191,957

Total Common Stocks (97.4%) (Cost $1,095,168,288)		1,480,076,858

SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
Allspring Government Money Market Fund, Select Shares 3.72% (7 day yield) (xx)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund 3.67% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	2,225,694	2,225,694
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 3.69% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		5,225,694

Total Short-Term Investments (0.3%) (Cost $5,225,694)		5,225,694

Total Investments in Securities (97.7%) (Cost $1,100,393,982)		1,485,302,552
Other Assets Less Liabilities (2.3%)		34,538,844

Net Assets (100%)		$1,519,841,396

*	Non-income producing.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $23,947,399. This was collateralized by $19,359,187 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.750%, maturing 1/29/26 – 8/15/55 and by cash of $5,225,694 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$88,220,348	$—	$—	$88,220,348
Consumer Discretionary	102,778,518	—	—	102,778,518
Consumer Staples	69,212,769	—	—	69,212,769
Energy	56,165,144	—	—	56,165,144
Financials	328,574,129	—	—	328,574,129
Health Care	144,697,975	—	—	144,697,975
Industrials	173,328,121	—	—	173,328,121
Information Technology	218,455,110	—	—	218,455,110
Materials	183,308,331	—	—	183,308,331
Real Estate	19,144,456	—	—	19,144,456
Utilities	96,191,957	—	—	96,191,957
Short-Term Investments
Investment Companies	5,225,694	—	—	5,225,694

Total Assets	$1,485,302,552	$—	$—	$1,485,302,552

Total Liabilities	$—	$—	$—	$—

Total	$1,485,302,552	$—	$—	$1,485,302,552

The Portfolio held no derivatives contracts during the year ended December 31, 2025.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$185,310,853
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$339,621,760

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$414,822,615
Aggregate gross unrealized depreciation	(31,677,502)

Net unrealized appreciation	$383,145,113

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,102,157,439

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $1,100,393,982)	$1,485,302,552
Cash	37,375,016
Receivable for securities sold	2,570,073
Dividends, interest and other receivables	1,915,037
Receivable for Portfolio shares sold	123,608
Securities lending income receivable	16,255
Other assets	6,391

Total assets	1,527,308,932

LIABILITIES
Payable for return of collateral on securities loaned	5,225,694
Investment management fees payable	713,270
Payable for securities purchased	664,929
Payable for Portfolio shares repurchased	375,820
Distribution fees payable – Class IB	268,711
Administrative fees payable	116,576
Trustees’ fees payable	423
Accrued expenses	102,113

Total liabilities	7,467,536

Commitments and contingent liabilities^
NET ASSETS	$1,519,841,396

Net assets were comprised of:
Paid in capital	$1,137,394,496
Total distributable earnings (loss)	382,446,900

Net assets	$1,519,841,396

Class IB
Net asset value, offering and redemption price per share, $1,258,847,244 / 52,300,973 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.07

Class K
Net asset value, offering and redemption price per share, $260,994,152 / 10,880,134 shares outstanding (unlimited amount authorized: $0.01 par value)	$23.99

(x)	Includes value of securities on loan of $23,947,399.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $502,978 foreign withholding tax)	$29,025,510
Interest	958,016
Securities lending (net)	298,975

Total income	30,282,501

EXPENSES
Investment management fees	8,320,289
Distribution fees – Class IB	3,112,089
Administrative fees	1,370,674
Professional fees	111,619
Printing and mailing expenses	87,297
Custodian fees	60,649
Trustees’ fees	52,551
Miscellaneous	35,135

Total expenses	13,150,303

NET INVESTMENT INCOME (LOSS)	17,132,198

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	35,081,963
Net change in unrealized appreciation (depreciation) on investments in securities	107,703,603

NET REALIZED AND UNREALIZED GAIN (LOSS)	142,785,566

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$159,917,764

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$17,132,198	$14,327,542
Net realized gain (loss)	35,081,963	63,616,353
Net change in unrealized appreciation (depreciation)	107,703,603	36,405,854

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	159,917,764	114,349,749

Distributions to shareholders:
Class IB	(48,506,097)	(58,189,806)
Class K	(10,716,678)	(13,634,863)

Total distributions to shareholders	(59,222,775)	(71,824,669)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 45,972 shares, respectively ]	—	1,035,156
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (5,508,760) shares, respectively ]	—	(127,832,717)
Capital shares repurchased [ 0 and (536,019) shares, respectively ]	—	(12,176,031)

Total Class IA transactions	—	(138,973,592)

Class IB
Capital shares sold [ 1,095,849 and 937,547 shares, respectively ]	25,790,843	21,947,487
Capital shares issued in connection with share class combination (Note 1) [ 0 and 5,485,491 shares, respectively ]	—	127,832,717
Capital shares issued in reinvestment of dividends and distributions [ 1,996,529 and 2,483,536 shares, respectively ]	48,506,097	58,189,806
Capital shares repurchased [ (5,743,835) and (5,695,557) shares, respectively ]	(135,620,443)	(134,141,473)

Total Class IB transactions	(61,323,503)	73,828,537

Class K
Capital shares sold [ 822,299 and 156,036 shares, respectively ]	17,865,753	3,678,377
Capital shares issued in reinvestment of dividends and distributions [ 442,715 and 583,984 shares, respectively ]	10,716,678	13,634,863
Capital shares repurchased [ (2,607,550) and (3,536,781) shares, respectively ]	(61,250,414)	(81,337,673)

Total Class K transactions	(32,667,983)	(64,024,433)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(93,991,486)	(129,169,488)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,703,503	(86,644,408)
NET ASSETS:
Beginning of year	1,513,137,893	1,599,782,301

End of year	$1,519,841,396	$1,513,137,893

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025	2024	2023	2022	2021
Net asset value, beginning of year	$22.54	$22.01	$18.65	$22.71	$22.01

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26	0.20	0.23	0.19	0.17
Net realized and unrealized gain (loss)	2.23	1.43	3.41	(3.62)	5.36

Total from investment operations	2.49	1.63	3.64	(3.43)	5.53

Less distributions:
Dividends from net investment income	(0.36)	(0.23)	(0.24)	(0.21)	(0.17)
Distributions from net realized gains	(0.60)	(0.87)	(0.04)	(0.42)	(4.66)

Total dividends and distributions	(0.96)	(1.10)	(0.28)	(0.63)	(4.83)

Net asset value, end of year	$24.07	$22.54	$22.01	$18.65	$22.71

Total return	11.01%	7.24%	19.52%	(15.11)%	25.38%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,258,847	$1,238,582	$1,138,830	$1,015,421	$1,260,851
Ratio of expenses to average net assets (f)	0.91%	0.92%	0.92%	0.91%	0.91%
Ratio of net investment income (loss) to average net assets (f)	1.09%	0.85%	1.15%	0.95%	0.68%
Portfolio turnover rate^	12%	11%	7%	15%	106%

	Year Ended December 31,
Class K	2025	2024	2023	2022	2021
Net asset value, beginning of year	$22.46	$21.94	$18.58	$22.63	$21.94

Income (loss) from investment operations:
Net investment income (loss) (e)	0.31	0.26	0.28	0.24	0.23
Net realized and unrealized gain (loss)	2.23	1.42	3.41	(3.61)	5.35

Total from investment operations	2.54	1.68	3.69	(3.37)	5.58

Less distributions:
Dividends from net investment income	(0.41)	(0.29)	(0.29)	(0.26)	(0.23)
Distributions from net realized gains	(0.60)	(0.87)	(0.04)	(0.42)	(4.66)

Total dividends and distributions	(1.01)	(1.16)	(0.33)	(0.68)	(4.89)

Net asset value, end of year	$23.99	$22.46	$21.94	$18.58	$22.63

Total return	11.31%	7.48%	19.87%	(14.86)%	25.68%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$260,994	$274,556	$329,477	$319,580	$410,047
Ratio of expenses to average net assets (f)	0.66%	0.67%	0.67%	0.66%	0.66%
Ratio of net investment income (loss) to average net assets (f)	1.34%	1.10%	1.40%	1.20%	0.93%
Portfolio turnover rate^	12%	11%	7%	15%	106%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

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EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Energy (87.1%)
Energy Equipment & Services (4.3%)
SLB Ltd.	78,853	$3,026,378
Tenaris SA	70,091	1,359,944
Tenaris SA (ADR)(x)	40,884	1,571,990

		5,958,312

Oil, Gas & Consumable Fuels (82.8%)
Antero Resources Corp.*	28,278	974,460
ARC Resources Ltd.(x)	152,122	2,853,915
BP plc (ADR)	50,883	1,767,167
Cameco Corp.	17,809	1,629,345
Canadian Natural Resources Ltd.	51,605	1,746,829
Cenovus Energy, Inc.	97,682	1,652,779
Chevron Corp.	77,099	11,750,659
ConocoPhillips	31,264	2,926,623
Coterra Energy, Inc.	239,837	6,312,510
Diamondback Energy, Inc.	43,470	6,534,845
Enbridge, Inc.	43,845	2,098,095
EOG Resources, Inc.	30,025	3,152,925
EQT Corp.	71,048	3,808,173
Equinor ASA	156,525	3,680,201
Equinor ASA (ADR)	26,156	618,066
Expand Energy Corp.	32,583	3,595,860
Exxon Mobil Corp.	78,889	9,493,502
LUKOIL PJSC (ADR)(r)*	41,176	—
Marathon Petroleum Corp.	41,592	6,764,107
ONEOK, Inc.	56,777	4,173,110
Petroleo Brasileiro SA – Petrobras	377,880	2,242,558
Phillips 66	16,435	2,120,772
Shell plc	356,842	13,179,542
Shell plc (ADR)	16,004	1,175,974
Targa Resources Corp.	27,457	5,065,817
TotalEnergies SE (New York Stock Exchange)(x)	46,127	3,017,628
TotalEnergies SE (Paris Stock Exchange)	98,191	6,414,756
Williams Cos., Inc. (The)	103,876	6,243,986

		114,994,204

Total Energy		120,952,516

Utilities (11.6%)
Electric Utilities (5.1%)
American Electric Power Co., Inc.	13,130	1,514,020
Enel SpA	92,903	969,188
Kansai Electric Power Co., Inc. (The)	8,627	135,210
NextEra Energy, Inc.	21,426	1,720,079
Southern Co. (The)	12,505	1,090,436
SSE plc	55,763	1,637,862

		7,066,795

Multi-Utilities (6.5%)
Dominion Energy, Inc.	20,550	1,204,024
E.ON SE	52,499	994,861
Engie SA	73,761	1,942,587
National Grid plc	80,185	1,233,795
Sempra	28,413	2,508,584
WEC Energy Group, Inc.	10,679	1,126,207

		9,010,058

Total Utilities		16,076,853

Total Common Stocks (98.7%) (Cost 101,825,912)		137,029,369

SHORT-TERM INVESTMENTS:
Investment Companies (1.8%)
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	2,529,717	$2,529,717

Total Short-Term Investments (1.8%) (Cost $2,529,717)		2,529,717

Total Investments in Securities (100.5%) (Cost $104,355,629)		139,559,086
Other Assets Less Liabilities (-0.5%)		(669,716)

Net Assets (100%)		$138,889,370

*	Non-income producing.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $6,285,785. This was collateralized by $4,053,505 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 1/15/26 – 5/15/54 and by cash of $2,529,717 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

1218

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EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Energy	$94,075,515	$26,877,001	$—	(a)	$120,952,516
Utilities	9,163,350	6,913,503	—		16,076,853
Short-Term Investments
Investment Companies	2,529,717	—	—		2,529,717

Total Assets	$105,768,582	$33,790,504	$—		$139,559,086

Total Liabilities	$—	$—	$—		$—

Total	$105,768,582	$33,790,504	$—		$139,559,086

(a)	Value is zero.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$22,462,370
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$26,421,198

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,765,576
Aggregate gross unrealized depreciation	(4,740,685)

Net unrealized appreciation	$35,024,891

Federal income tax cost of investments in securities and derivative instruments, if applicable	$104,534,195

See Notes to Financial Statements.

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EQ/WELLINGTON ENERGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $104,355,629)	$139,559,086
Cash	1,697,556
Foreign cash (Cost $4,280)	4,404
Dividends, interest and other receivables	307,986
Receivable for Portfolio shares sold	56,228
Securities lending income receivable	1,326
Other assets	1,795

Total assets	141,628,381

LIABILITIES
Payable for return of collateral on securities loaned	2,529,717
Investment management fees payable	76,581
Payable for Portfolio shares repurchased	40,594
Distribution fees payable – Class IB	29,521
Administrative fees payable	10,604
Accrued expenses	51,994

Total liabilities	2,739,011

Commitments and contingent liabilities^
NET ASSETS	$138,889,370

Net assets were comprised of:
Paid in capital	$135,022,198
Total distributable earnings (loss)	3,867,172

Net assets	$138,889,370

Class IB
Net asset value, offering and redemption price per share, $138,889,370 / 30,521,326 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.55

(x)	Includes value of securities on loan of $6,285,785.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $293,687 foreign withholding tax)	$5,049,705
Interest	48,579
Securities lending (net)	13,279

Total income	5,111,563

EXPENSES
Investment management fees	1,153,751
Distribution fees – Class IB	339,337
Administrative fees	122,898
Professional fees	80,522
Custodian fees	41,500
Printing and mailing expenses	19,540
Trustees’ fees	4,612
Miscellaneous	15,269

Gross expenses	1,777,429
Less: Waiver from investment manager	(161,762)

Net expenses	1,615,667

NET INVESTMENT INCOME (LOSS)	3,495,896

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	3,283,442
Foreign currency transactions	21,398

Net realized gain (loss)	3,304,840

Change in unrealized appreciation (depreciation) on:
Investments in securities	8,933,805
Foreign currency translations	3,113

Net change in unrealized appreciation (depreciation)	8,936,918

NET REALIZED AND UNREALIZED GAIN (LOSS)	12,241,758

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,737,654

See Notes to Financial Statements.

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EQ/WELLINGTON ENERGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,495,896	$3,587,065
Net realized gain (loss)	3,304,840	12,726,223
Net change in unrealized appreciation (depreciation)	8,936,918	(7,278,827)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,737,654	9,034,461

Distributions to shareholders:
Class IB	(3,491,136)	(3,586,026)

Tax return of capital:
Class IB	—	(103,538)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 6,807,581 and 7,181,430 shares, respectively ]	29,826,521	30,755,731
Capital shares issued in reinvestment of dividends [ 762,257 and 871,648 shares, respectively ]	3,491,136	3,689,564
Capital shares repurchased [ (8,380,153) and (10,367,098) shares, respectively ]	(36,893,225)	(44,556,188)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,575,568)	(10,110,893)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,670,950	(4,765,996)
NET ASSETS:
Beginning of year	130,218,420	134,984,416

End of year	$138,889,370	$130,218,420

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025		2024		2023		2022		2021
Net asset value, beginning of year	$4.16		$4.01		$3.91		$3.07		$2.34

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.11		0.13		0.16		0.10
Net realized and unrealized gain (loss)	0.40		0.16		0.10		0.84		0.73

Total from investment operations	0.51		0.27		0.23		1.00		0.83

Less distributions:
Dividends from net investment income	(0.12)		(0.12)		(0.13)		(0.16)		(0.10)
Tax return of capital	—		—	#	—		—		—

Net asset value, end of year	$4.55		$4.16		$4.01		$3.91		$3.07

Total return	12.17%		6.72%		5.99%		32.53%		35.48%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$138,889		$130,218		$134,984		$146,937		$89,838
Ratio of expenses to average net assets:
After waivers (f)	1.19	%(j)	1.19	%(j)	1.19	%(j)	1.19	%(j)	1.19	%(j)
Before waivers (f)	1.31%		1.30%		1.31%		1.29%		1.33%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.57%		2.61%		3.23%		4.41%		3.41%
Before waivers (f)	2.46%		2.50%		3.12%		4.31%		3.26%
Portfolio turnover rate^	17%		41%		21%		17%		16%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.

See Notes to Financial Statements.

1222

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.1%)
Diversified Telecommunication Services (0.0%)†
AST SpaceMobile, Inc., Class A(x)*	2,700	$196,101
Cogent Communications Holdings, Inc.	600	12,936
GCI Liberty, Inc., Class C*	100	3,721
Globalstar, Inc.*	753	45,963
IDT Corp., Class B	300	15,363
Lumen Technologies, Inc.*	11,200	87,024

		361,108

Entertainment (1.1%)
Atlanta Braves Holdings, Inc., Class C*	600	23,670
Cinemark Holdings, Inc.	1,200	27,888
IMAX Corp.*	600	22,176
Liberty Media Corp.-Liberty Formula One, Class C*	1,000	98,510
Live Nation Entertainment, Inc.*	2,200	313,500
Madison Square Garden Entertainment Corp., Class A*	500	26,945
Netflix, Inc.*	181,617	17,028,410
ROBLOX Corp., Class A*	8,200	664,446
Roku, Inc.*	200	21,698
Spotify Technology SA*	2,000	1,161,420
Take-Two Interactive Software, Inc.*	900	230,427
TKO Group Holdings, Inc., Class A	400	83,600

		19,702,690

Interactive Media & Services (7.0%)
Alphabet, Inc., Class A	200,133	62,641,629
Alphabet, Inc., Class C	38,975	12,230,355
Cargurus, Inc., Class A*	1,200	46,020
fuboTV, Inc.*	5,100	12,852
Grindr, Inc.*	1,100	14,894
Meta Platforms, Inc., Class A	69,003	45,548,190
Pinterest, Inc., Class A*	4,500	116,505
Reddit, Inc., Class A*	44,200	10,160,254
TripAdvisor, Inc.*	1,200	17,472
Trump Media & Technology Group Corp.(x)*	1,300	17,212
Yelp, Inc., Class A*	1,100	33,429

		130,838,812

Media (0.0%)†
DoubleVerify Holdings, Inc.*	2,000	22,880
John Wiley & Sons, Inc., Class A	500	15,315
Liberty Broadband Corp., Class C*	500	24,300
Magnite, Inc.*	1,900	30,837
Trade Desk, Inc. (The), Class A*	6,400	242,944

		336,276

Wireless Telecommunication Services (0.0%)†
Gogo, Inc.*	1,300	6,058

Total Communication Services		151,244,944

Consumer Discretionary (7.6%)
Automobile Components (0.0%)†
Dorman Products, Inc.*	400	49,276
LCI Industries	200	24,268
Patrick Industries, Inc.	300	32,529

		106,073

Automobiles (1.4%)
Tesla, Inc.*	58,270	26,205,185

Broadline Retail (3.2%)
Amazon.com, Inc.*	232,493	53,664,034
Coupang, Inc., Class A*	98,936	2,333,900
Etsy, Inc.*	1,000	55,440
MercadoLibre, Inc.*	1,753	3,530,998

		59,584,372

Distributors (0.0%)†
Pool Corp.	112	25,620

Diversified Consumer Services (0.0%)†
Adtalem Global Education, Inc.*	500	51,735
Bright Horizons Family Solutions, Inc.*	200	20,280
Coursera, Inc.*	2,000	14,720
Duolingo, Inc., Class A*	500	87,750
Frontdoor, Inc.*	1,100	63,459
Grand Canyon Education, Inc.*	100	16,631
H&R Block, Inc.	700	30,506
Laureate Education, Inc.*	900	30,303
McGraw Hill, Inc.*	1,600	26,400
OneSpaWorld Holdings Ltd.	1,300	26,962
Stride, Inc.*	600	38,958

		407,704

Hotels, Restaurants & Leisure (1.7%)
Airbnb, Inc., Class A*	5,600	760,032
Booking Holdings, Inc.	1,179	6,313,934
Brinker International, Inc.*	600	86,112
Carnival Corp.*	5,200	158,808
Cava Group, Inc.*	1,700	99,773
Cheesecake Factory, Inc. (The)(x)	400	20,192
Chipotle Mexican Grill, Inc.*	75,593	2,796,941
Churchill Downs, Inc.	900	102,402
Darden Restaurants, Inc.	1,500	276,030
Domino’s Pizza, Inc.	108	45,016
DoorDash, Inc., Class A*	16,291	3,689,586
DraftKings, Inc., Class A*	6,300	217,098
Dutch Bros, Inc., Class A*	189,700	11,613,434
Expedia Group, Inc.	1,600	453,296
Flutter Entertainment plc, Class DI*	1,700	365,568
Genius Sports Ltd.*	2,900	31,958
Hilton Grand Vacations, Inc.*	500	22,375
Hilton Worldwide Holdings, Inc.	3,000	861,750
Las Vegas Sands Corp.	4,100	266,869
Life Time Group Holdings, Inc.*	1,800	47,844
Marriott International, Inc., Class A	2,300	713,552
McDonald’s Corp.	568	173,598
Norwegian Cruise Line Holdings Ltd.*	6,300	140,616

See Notes to Financial Statements.

1223

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Planet Fitness, Inc., Class A*	1,300	$141,011
Red Rock Resorts, Inc., Class A	400	24,780
Restaurant Brands International, Inc.	2,700	184,221
Royal Caribbean Cruises Ltd.	3,400	948,328
Rush Street Interactive, Inc.*	1,300	25,259
Shake Shack, Inc., Class A*	500	40,585
Starbucks Corp.	1,953	164,462
Super Group SGHC Ltd.	2,100	25,095
Texas Roadhouse, Inc., Class A	900	149,400
Vail Resorts, Inc.	300	39,840
Viking Holdings Ltd.*	2,300	164,243
Wingstop, Inc.	400	95,396
Wyndham Hotels & Resorts, Inc.	900	68,004
Yum! Brands, Inc.	1,300	196,664

		31,524,072

Household Durables (0.0%)†
Cavco Industries, Inc.*	100	59,074
Champion Homes, Inc.*	700	59,150
Green Brick Partners, Inc.*	600	37,596
Installed Building Products, Inc.(x)	300	77,817
Somnigroup International, Inc.	2,700	241,056
Sonos, Inc.*	1,500	26,340

		501,033

Leisure Products (0.0%)†
Acushnet Holdings Corp.	600	47,892

Specialty Retail (1.2%)
Abercrombie & Fitch Co., Class A*	600	75,522
Boot Barn Holdings, Inc.*	400	70,588
Buckle, Inc. (The)	800	42,736
Build-A-Bear Workshop, Inc.	400	24,508
Burlington Stores, Inc.*	900	259,965
Camping World Holdings, Inc., Class A	1,200	11,676
Carvana Co.*	23,200	9,790,864
Chewy, Inc., Class A*	2,800	92,540
Floor & Decor Holdings, Inc., Class A*	500	30,445
Group 1 Automotive, Inc.	100	39,330
Home Depot, Inc. (The)	10,074	3,466,464
Murphy USA, Inc.	200	80,704
O’Reilly Automotive, Inc.*	71,230	6,496,888
Petco Health & Wellness Co., Inc., Class A*	7,100	19,951
Revolve Group, Inc., Class A*	1,800	54,342
RH*	100	17,915
Ross Stores, Inc.	874	157,442
Sonic Automotive, Inc., Class A	300	18,558
ThredUp, Inc., Class A*	2,900	18,531
TJX Cos., Inc. (The)	7,386	1,134,564
Tractor Supply Co.	7,040	352,070
Ulta Beauty, Inc.*	104	62,921
Upbound Group, Inc.	900	15,804
Urban Outfitters, Inc.*	300	22,578
Valvoline, Inc.*	1,500	43,590
Victoria’s Secret & Co.*	400	21,668
Warby Parker, Inc., Class A*	1,300	28,327
Wayfair, Inc., Class A*	400	40,164
Williams-Sonoma, Inc.	200	35,718

		22,526,373

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	2,100	217,707
Kontoor Brands, Inc.	400	24,436
Lululemon Athletica, Inc.*	800	166,248
On Holding AG, Class A*	3,000	139,440
Ralph Lauren Corp.	100	35,361
Tapestry, Inc.	2,500	319,425
Wolverine World Wide, Inc.	1,100	19,965

		922,582

Total Consumer Discretionary		141,850,906

Consumer Staples (0.5%)
Beverages (0.2%)
Celsius Holdings, Inc.*	2,200	100,628
Coca-Cola Co. (The)	25,196	1,761,453
Monster Beverage Corp.*	9,246	708,891
National Beverage Corp.*	800	25,512
PepsiCo, Inc.	2,518	361,383
Vita Coco Co., Inc. (The)*	600	31,806

		2,989,673

Consumer Staples Distribution & Retail (0.3%)
BJ’s Wholesale Club Holdings, Inc.*	300	27,009
Chefs’ Warehouse, Inc. (The)*	500	31,165
Costco Wholesale Corp.	5,926	5,110,227
Performance Food Group Co.*	300	26,976
PriceSmart, Inc.	300	36,801
Sprouts Farmers Market, Inc.*	1,300	103,571
Sysco Corp.	3,366	248,040
Walmart, Inc.	5,800	646,178

		6,229,967

Food Products (0.0%)†
Cal-Maine Foods, Inc.	600	47,742
Darling Ingredients, Inc.*	600	21,600
Freshpet, Inc.*	300	18,279
Hershey Co. (The)	238	43,311
J & J Snack Foods Corp.	200	18,074
Marzetti Co. (The)	200	32,884
Simply Good Foods Co. (The)*	1,200	24,096
Tootsie Roll Industries, Inc.	500	18,315
Vital Farms, Inc.*	500	15,970

		240,271

Household Products (0.0%)†
Colgate-Palmolive Co.	5,100	403,002
Energizer Holdings, Inc.	900	17,901
Kimberly-Clark Corp.	1,700	171,513
WD-40 Co.	100	19,690

		612,106

Personal Care Products (0.0%)†
Herbalife Ltd.*	2,400	30,936
Interparfums, Inc.	300	25,449

		56,385

Tobacco (0.0%)†
Turning Point Brands, Inc.	300	32,520

Total Consumer Staples		10,160,922

See Notes to Financial Statements.

1224

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Energy (0.1%)
Energy Equipment & Services (0.0%)†
Archrock, Inc.	2,200	$57,244
Atlas Energy Solutions, Inc.(x)	1,500	14,130
Cactus, Inc., Class A	900	41,112
Kodiak Gas Services, Inc.	1,100	41,140
Oceaneering International, Inc.*	1,100	26,433
Seadrill Ltd.*	700	24,220
SLB Ltd.	1,567	60,142
Solaris Energy Infrastructure, Inc., Class A	600	27,582
Tidewater, Inc.*	600	30,306

		322,309

Oil, Gas & Consumable Fuels (0.1%)
Centrus Energy Corp., Class A(x)*	200	48,552
Cheniere Energy, Inc.	1,300	252,707
Comstock Resources, Inc.*	900	20,862
CVR Energy, Inc.*	700	17,808
Delek US Holdings, Inc.	800	23,728
Gulfport Energy Corp.*	200	41,598
HF Sinclair Corp.	500	23,040
Magnolia Oil & Gas Corp., Class A	900	19,701
NextDecade Corp.(x)*	1,800	9,486
Phillips 66	400	51,616
Sable Offshore Corp.(x)*	900	8,118
Targa Resources Corp.	2,800	516,600
Texas Pacific Land Corp.	900	258,498
Uranium Energy Corp.*	5,400	63,072
Williams Cos., Inc. (The)	900	54,099

		1,409,485

Total Energy		1,731,794

Financials (5.8%)
Banks (0.5%)
Axos Financial, Inc.*	200	17,232
BancFirst Corp.	300	31,806
Bancorp, Inc. (The)*	700	47,264
Bank of America Corp.	126,650	6,965,750
Bank of Hawaii Corp.	400	27,348
Citigroup, Inc.	4,200	490,098
Community Financial System, Inc.	400	22,976
First Bancorp	2,100	43,533
First Financial Bankshares, Inc.	1,800	53,766
Glacier Bancorp, Inc.	500	22,025
International Bancshares Corp.	300	19,932
NU Holdings Ltd., Class A*	44,400	743,256
Old National Bancorp	900	20,079
Pathward Financial, Inc.	300	21,300
Pinnacle Financial Partners, Inc.	200	19,082
Popular, Inc.	200	24,904
ServisFirst Bancshares, Inc.	700	50,253
Stock Yards Bancorp, Inc.	300	19,485
Texas Capital Bancshares, Inc.*	200	18,108
Triumph Financial, Inc.*	400	25,052
UMB Financial Corp.	200	23,008
WesBanco, Inc.	700	23,268
Western Alliance Bancorp	300	25,221

		8,754,746

Capital Markets (0.7%)
Acadian Asset Management, Inc.	400	18,800
Ameriprise Financial, Inc.	1,100	539,374
Ares Management Corp., Class A	7,085	1,145,149
Bank of New York Mellon Corp. (The)	700	81,263
BGC Group, Inc., Class A	4,800	42,864
Blackstone, Inc.	9,900	1,525,986
Blue Owl Capital, Inc., Class A(x)	9,400	140,436
Brookfield Asset Management Ltd., Class A	1,800	94,302
Charles Schwab Corp. (The)	2,100	209,811
Coinbase Global, Inc., Class A*	300	67,842
Donnelley Financial Solutions, Inc.*	400	18,676
FactSet Research Systems, Inc.	76	22,054
Freedom Holding Corp.(x)*	200	24,336
Goldman Sachs Group, Inc. (The)	200	175,800
Hamilton Lane, Inc., Class A	300	40,293
Houlihan Lokey, Inc., Class A	300	52,257
Interactive Brokers Group, Inc., Class A	400	25,724
Jefferies Financial Group, Inc.	700	43,379
KKR & Co., Inc.	29,160	3,717,317
Lazard, Inc.	400	19,424
LPL Financial Holdings, Inc.	1,100	392,887
Moelis & Co., Class A	1,000	68,740
Moody’s Corp.	2,097	1,071,252
Morningstar, Inc.	200	43,462
MSCI, Inc.	469	269,079
Piper Sandler Cos.	200	67,942
PJT Partners, Inc., Class A	300	50,160
Robinhood Markets, Inc., Class A*	1,400	158,340
StepStone Group, Inc., Class A	1,000	64,170
StoneX Group, Inc.*	600	57,078
TPG, Inc., Class A	1,600	102,144
Tradeweb Markets, Inc., Class A	25,090	2,698,179
Victory Capital Holdings, Inc., Class A	600	37,854
WisdomTree, Inc.(x)	1,700	20,723
XP, Inc., Class A	1,200	19,644

		13,126,741

Consumer Finance (0.0%)†
Ally Financial, Inc.	1,000	45,290
American Express Co.	2,320	858,284
Dave, Inc.*	100	22,141
Enova International, Inc.*	300	47,160
FirstCash Holdings, Inc.	500	79,690
SLM Corp.	600	16,236
SoFi Technologies, Inc.*	2,600	68,068
Upstart Holdings, Inc.(x)*	1,200	52,476

		1,189,345

Financial Services (4.5%)
Adyen NV (ADR)*	134,900	2,154,353
Affirm Holdings, Inc., Class A*	129,500	9,638,685
Apollo Global Management, Inc.	3,800	550,088
Block, Inc., Class A*	129,113	8,403,965
Burford Capital Ltd.	1,800	16,056
Cantaloupe, Inc.*	2,400	25,488
Cass Information Systems, Inc.	500	20,760
Corpay, Inc.*	906	272,643
Evertec, Inc.	1,000	29,090

See Notes to Financial Statements.

1225

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Federal Agricultural Mortgage Corp., Class C	100	$17,557
Fiserv, Inc.*	2,100	141,057
Flywire Corp.*	1,800	25,488
Marqeta, Inc., Class A*	4,000	19,000
Mastercard, Inc., Class A	28,931	16,516,129
NCR Atleos Corp.*	1,200	45,732
Payoneer Global, Inc.*	4,000	22,480
Paysign, Inc.*	3,100	15,965
Priority Technology Holdings, Inc.*	3,200	17,440
Remitly Global, Inc.*	2,000	27,600
Rocket Cos., Inc., Class A	374,978	7,259,574
Sezzle, Inc.(x)*	200	12,695
Shift4 Payments, Inc., Class A(x)*	900	56,673
StoneCo Ltd., Class A*	4,300	63,597
Toast, Inc., Class A*	371,100	13,177,761
UWM Holdings Corp., Class A	5,700	24,966
Visa, Inc., Class A	72,724	25,505,034

		84,059,876

Insurance (0.1%)
Aon plc, Class A	2,600	917,488
Arthur J Gallagher & Co.	200	51,758
Aspen Insurance Holdings Ltd., Class A(x)*	600	22,260
Baldwin Insurance Group, Inc. (The), Class A*	900	21,627
Brown & Brown, Inc.	400	31,880
Everest Group Ltd.	100	33,935
F&G Annuities & Life, Inc.	1,000	30,850
Goosehead Insurance, Inc., Class A	300	22,095
HCI Group, Inc.	100	19,169
Kinsale Capital Group, Inc.	300	117,336
Lemonade, Inc.*	600	42,708
Marsh & McLennan Cos., Inc.	800	148,416
Oscar Health, Inc., Class A*	2,600	37,362
Palomar Holdings, Inc.*	400	53,904
Progressive Corp. (The)	400	91,088
RLI Corp.	400	25,592
Ryan Specialty Holdings, Inc., Class A	1,400	72,282
Selective Insurance Group, Inc.	700	58,569
SiriusPoint Ltd.*	1,100	24,079
Skyward Specialty Insurance Group, Inc.*	500	25,555
Trupanion, Inc.*	800	29,896

		1,877,849

Mortgage Real Estate Investment Trusts (REITs) (0.0%)†
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,100	20,328

Total Financials		109,028,885

Health Care (7.2%)
Biotechnology (2.7%)
AbbVie, Inc.	41,009	9,370,147
ACADIA Pharmaceuticals, Inc.*	2,200	58,762
ADMA Biologics, Inc.*	3,000	54,720
Alkermes plc*	2,200	61,556
Alnylam Pharmaceuticals, Inc.*	33,000	13,122,450
Amgen, Inc.	5,320	1,741,289
Amicus Therapeutics, Inc.*	4,200	59,808
Apellis Pharmaceuticals, Inc.*	1,700	42,704
Apogee Therapeutics, Inc.*	500	37,740
Arcellx, Inc.*	600	39,120
Arcutis Biotherapeutics, Inc.*	2,200	63,888
Ardelyx, Inc.*	3,500	20,405
Argenx SE (ADR)*	3,276	2,754,952
Arrowhead Pharmaceuticals, Inc.*	1,600	106,224
ARS Pharmaceuticals, Inc.(x)*	1,100	12,815
Ascendis Pharma A/S (ADR)*	62,910	13,414,928
Aurinia Pharmaceuticals, Inc.*	1,700	27,115
Avidity Biosciences, Inc.*	1,500	108,195
Beam Therapeutics, Inc.*	1,300	36,036
BioCryst Pharmaceuticals, Inc.*	2,800	21,840
Biohaven Ltd.*	1,000	11,290
Bridgebio Pharma, Inc.*	2,100	160,629
Caris Life Sciences, Inc.*	700	18,886
Catalyst Pharmaceuticals, Inc.*	1,900	44,346
Celcuity, Inc.*	400	39,896
CG oncology, Inc.*	800	33,216
Cogent Biosciences, Inc.*	1,700	60,384
Cytokinetics, Inc.*	400	25,416
Denali Therapeutics, Inc.*	1,300	21,463
Disc Medicine, Inc.*	400	31,764
Dyne Therapeutics, Inc.*	1,400	27,384
Exelixis, Inc.*	3,200	140,256
Geron Corp.*	10,400	13,728
Gilead Sciences, Inc.	4,500	552,330
Halozyme Therapeutics, Inc.*	1,700	114,410
ImmunityBio, Inc.(x)*	8,500	16,830
Immunome, Inc.*	1,200	25,776
Immunovant, Inc.*	1,500	38,130
Incyte Corp.*	592	58,472
Insmed, Inc.*	2,600	452,504
Ionis Pharmaceuticals, Inc.*	2,000	158,220
Ironwood Pharmaceuticals, Inc., Class A*	8,500	28,645
Krystal Biotech, Inc.*	300	73,962
Kymera Therapeutics, Inc.*	900	70,029
Legend Biotech Corp. (ADR)*	75,830	1,648,544
Madrigal Pharmaceuticals, Inc.*	200	116,468
MannKind Corp.*	4,300	24,381
Mineralys Therapeutics, Inc.*	600	21,774
Mirum Pharmaceuticals, Inc.*	800	63,192
Natera, Inc.*	15,823	3,624,891
Neurocrine Biosciences, Inc.*	1,146	162,537
Novavax, Inc.(x)*	2,200	14,784
Nuvalent, Inc., Class A*	700	70,413
Protagonist Therapeutics, Inc.*	1,000	87,340
PTC Therapeutics, Inc.*	800	60,768
Recursion Pharmaceuticals, Inc., Class A(x)*	5,500	22,495
Rhythm Pharmaceuticals, Inc.*	700	74,928
Sarepta Therapeutics, Inc.*	1,700	36,584
Scholar Rock Holding Corp.*	1,100	48,455
Soleno Therapeutics, Inc.*	500	23,150
Summit Therapeutics, Inc.*	2,300	40,227
TG Therapeutics, Inc.*	1,900	56,639
Travere Therapeutics, Inc.*	1,200	45,852
Twist Bioscience Corp.*	800	25,376
Ultragenyx Pharmaceutical, Inc.*	1,200	27,600
Vera Therapeutics, Inc., Class A*	800	40,512

See Notes to Financial Statements.

1226

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Veracyte, Inc.*	1,000	$42,100
Vericel Corp.*	700	25,207
Vertex Pharmaceuticals, Inc.*	3,444	1,561,372
Viking Therapeutics, Inc.*	700	24,626
Viridian Therapeutics, Inc.*	1,100	34,232
Xenon Pharmaceuticals, Inc.*	1,000	44,820

		51,441,927

Health Care Equipment & Supplies (0.9%)
Alphatec Holdings, Inc.*	2,000	42,080
Artivion, Inc.*	700	31,927
AtriCure, Inc.*	700	27,692
Boston Scientific Corp.*	3,400	324,190
Dexcom, Inc.*	5,200	345,124
Glaukos Corp.*	700	79,037
Haemonetics Corp.*	700	56,105
ICU Medical, Inc.*	200	28,534
IDEXX Laboratories, Inc.*	1,100	744,183
Inspire Medical Systems, Inc.*	500	46,115
Insulet Corp.*	976	277,418
Integer Holdings Corp.*	500	39,215
Intuitive Surgical, Inc.*	17,510	9,916,964
iRhythm Technologies, Inc.*	500	88,720
Lantheus Holdings, Inc.*	900	59,895
LeMaitre Vascular, Inc.	400	32,440
Masimo Corp.*	600	78,036
Merit Medical Systems, Inc.*	800	70,512
Novocure Ltd.*	1,800	23,274
Penumbra, Inc.*	500	155,455
PROCEPT BioRobotics Corp.*	600	18,876
Pulse Biosciences, Inc.(x)*	1,300	17,849
QuidelOrtho Corp.*	800	22,848
ResMed, Inc.	500	120,435
STAAR Surgical Co.*	1,400	32,326
Stryker Corp.	12,622	4,436,254
Tandem Diabetes Care, Inc.*	1,400	30,772
TransMedics Group, Inc.*	500	60,825
UFP Technologies, Inc.*	100	22,203

		17,229,304

Health Care Providers & Services (0.7%)
agilon health, Inc.*	4,800	3,306
Alignment Healthcare, Inc.*	1,700	33,575
Ardent Health, Inc.*	1,700	15,011
Astrana Health, Inc.*	900	22,329
BrightSpring Health Services, Inc.*	1,500	56,175
Brookdale Senior Living, Inc.*	2,700	29,133
Cardinal Health, Inc.	1,600	328,800
Cencora, Inc.	2,400	810,600
Cigna Group (The)	6,039	1,662,114
Concentra Group Holdings Parent, Inc.	2,000	39,360
CorVel Corp.*	300	20,301
DaVita, Inc.*	500	56,805
Ensign Group, Inc. (The)	800	139,360
GeneDx Holdings Corp., Class A*	300	39,018
Guardant Health, Inc.*	1,600	163,424
HCA Healthcare, Inc.	500	233,430
HealthEquity, Inc.*	1,300	119,093
Hims & Hers Health, Inc.(x)*	2,600	84,422
McKesson Corp.	1,543	1,265,707
Molina Healthcare, Inc.*	400	69,416
Option Care Health, Inc.*	2,200	70,092
PACS Group, Inc.*	600	23,034
Privia Health Group, Inc.*	1,900	45,049
Progyny, Inc.*	900	23,112
RadNet, Inc.*	900	64,215
UnitedHealth Group, Inc.	24,111	7,959,282

		13,376,163

Health Care Technology (0.0%)†
Doximity, Inc., Class A*	2,100	92,988
Phreesia, Inc.*	800	13,536
Teladoc Health, Inc.*	2,600	18,200
Veeva Systems, Inc., Class A*	1,600	357,168
Waystar Holding Corp.*	1,400	45,850

		527,742

Life Sciences Tools & Services (0.3%)
10X Genomics, Inc., Class A*	2,400	39,144
Adaptive Biotechnologies Corp.*	2,100	34,104
Danaher Corp.	23,144	5,298,125
Medpace Holdings, Inc.*	300	168,495
Repligen Corp.*	100	16,386
Tempus AI, Inc., Class A*	1,300	76,765
Waters Corp.*	400	151,932

		5,784,951

Pharmaceuticals (2.6%)
Amneal Pharmaceuticals, Inc.*	2,300	28,980
ANI Pharmaceuticals, Inc.*	300	23,682
Avadel Pharmaceuticals plc (ADR)*	1,400	30,170
Axsome Therapeutics, Inc.*	500	91,320
Bristol-Myers Squibb Co.	5,600	302,064
Corcept Therapeutics, Inc.*	1,300	45,240
Crinetics Pharmaceuticals, Inc.*	1,200	55,860
Edgewise Therapeutics, Inc.*	1,300	32,259
Eli Lilly & Co.	43,037	46,251,003
Harmony Biosciences Holdings, Inc.*	1,100	41,162
Harrow, Inc.(x)*	500	24,500
Indivior plc*	1,400	50,232
Innoviva, Inc.*	1,032	20,630
Ligand Pharmaceuticals, Inc.*	200	37,814
Liquidia Corp.*	900	31,041
Ocular Therapeutix, Inc.*	1,900	23,066
Prestige Consumer Healthcare, Inc.*	300	18,507
Supernus Pharmaceuticals, Inc.*	600	29,820
Tarsus Pharmaceuticals, Inc.*	500	40,940
Zoetis, Inc.	4,747	597,268

		47,775,558

Total Health Care		136,135,645

Industrials (3.9%)
Aerospace & Defense (1.7%)
AAR Corp.*	200	16,558
AeroVironment, Inc.*	500	120,945
Archer Aviation, Inc., Class A*	7,200	54,144
Axon Enterprise, Inc.*	14,535	8,254,863
Boeing Co. (The)*	14,692	3,189,927
BWX Technologies, Inc.	300	51,852
Carpenter Technology Corp.	100	31,484

See Notes to Financial Statements.

1227

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
GE Aerospace	13,800	$4,250,814
HEICO Corp.	600	194,154
HEICO Corp., Class A	1,020	257,479
Howmet Aerospace, Inc.	71,665	14,692,758
Karman Holdings, Inc.*	700	51,219
Kratos Defense & Security Solutions, Inc.*	2,400	182,184
Leonardo DRS, Inc.	400	13,636
Loar Holdings, Inc.*	500	34,000
Lockheed Martin Corp.	730	353,079
Mercury Systems, Inc.*	400	29,204
Moog, Inc., Class A	400	97,420
Redwire Corp.(x)*	1,100	8,360
Rocket Lab Corp.*	5,500	383,680
StandardAero, Inc.*	1,300	37,284
TransDigm Group, Inc.	100	132,985
VSE Corp.	200	34,554

		32,472,583

Building Products (0.1%)
AAON, Inc.	973	74,191
Armstrong World Industries, Inc.	200	38,220
AZZ, Inc.	400	42,872
Carlisle Cos., Inc.	100	31,986
CSW Industrials, Inc.	200	58,706
Griffon Corp.	600	44,190
Lennox International, Inc.	400	194,232
Modine Manufacturing Co.*	700	93,457
Trane Technologies plc	3,000	1,167,600
Zurn Elkay Water Solutions Corp.	2,100	97,629

		1,843,083

Commercial Services & Supplies (0.2%)
ACV Auctions, Inc., Class A*	2,000	16,040
Brink’s Co. (The)	600	70,038
Casella Waste Systems, Inc., Class A*	800	78,352
Cintas Corp.	4,588	862,865
Copart, Inc.*	10,920	427,518
GEO Group, Inc. (The)*	1,800	29,016
HNI Corp.	700	29,428
Pitney Bowes, Inc.	1,900	20,083
RB Global, Inc.	200	20,574
Rollins, Inc.	4,000	240,080
Tetra Tech, Inc.	1,005	33,708
Veralto Corp.	1,300	129,714
Waste Management, Inc.	4,900	1,076,579

		3,033,995

Construction & Engineering (0.1%)
Argan, Inc.	200	62,664
Centuri Holdings, Inc.*	1,000	25,250
Comfort Systems USA, Inc.	500	466,645
Construction Partners, Inc., Class A*	800	86,840
Dycom Industries, Inc.*	400	135,160
EMCOR Group, Inc.	200	122,358
Granite Construction, Inc.	500	57,675
IES Holdings, Inc.*	100	38,902
MasTec, Inc.*	200	43,474
MYR Group, Inc.*	200	43,700
Primoris Services Corp.	700	86,898
Quanta Services, Inc.	1,500	633,090
Sterling Infrastructure, Inc.*	400	122,492

		1,925,148

Electrical Equipment (1.2%)
American Superconductor Corp.*	500	14,390
AMETEK, Inc.	24,180	4,964,396
Bloom Energy Corp., Class A*	2,700	234,603
EnerSys	200	29,350
Enovix Corp.(x)*	2,300	16,813
Eos Energy Enterprises, Inc.(x)*	3,600	41,256
Fluence Energy, Inc., Class A*	2,200	43,516
GE Vernova, Inc.	10,556	6,899,085
Nextpower, Inc., Class A*	1,500	130,665
NuScale Power Corp., Class A(x)*	1,500	21,255
Powell Industries, Inc.	100	31,878
Power Solutions International, Inc.*	300	17,142
Rockwell Automation, Inc.	134	52,135
Vertiv Holdings Co., Class A	62,780	10,170,988
Vicor Corp.*	400	43,840

		22,711,312

Ground Transportation (0.1%)
Avis Budget Group, Inc.(x)*	100	12,832
Old Dominion Freight Line, Inc.	100	15,680
RXO, Inc.*	1,800	22,752
Uber Technologies, Inc.*	26,700	2,181,657
U-Haul Holding Co.	700	32,718
Union Pacific Corp.	700	161,924
XPO, Inc.*	300	40,773

		2,468,336

Industrial Conglomerates (0.0%)†
3M Co.	1,200	192,120

Machinery (0.2%)
Alamo Group, Inc.	100	16,787
Albany International Corp., Class A	500	25,350
Atmus Filtration Technologies, Inc.	1,100	57,101
Blue Bird Corp.*	400	18,800
Caterpillar, Inc.	719	411,894
CECO Environmental Corp.*	400	23,940
Chart Industries, Inc.*	600	123,738
Enerpac Tool Group Corp., Class A	900	34,416
Enpro, Inc.	100	21,413
ESCO Technologies, Inc.	400	78,156
Federal Signal Corp.	800	86,872
Franklin Electric Co., Inc.	600	57,318
Illinois Tool Works, Inc.	1,304	321,175
Ingersoll Rand, Inc.	21,683	1,717,727
JBT Marel Corp.	300	45,201
Kadant, Inc.	200	57,004
Mueller Water Products, Inc., Class A	2,100	50,022
RBC Bearings, Inc.*	100	44,843
REV Group, Inc.	700	42,567
SPX Technologies, Inc.*	700	140,042
Standex International Corp.	100	21,728
Watts Water Technologies, Inc., Class A	400	110,408
Worthington Enterprises, Inc.	300	15,471

		3,521,973

See Notes to Financial Statements.

1228

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Passenger Airlines (0.0%)†
Alaska Air Group, Inc.*	400	$20,120
American Airlines Group, Inc.*	1,700	26,061
Joby Aviation, Inc.*	6,100	80,520
Southwest Airlines Co.	700	28,931

		155,632

Professional Services (0.2%)
Automatic Data Processing, Inc.	4,987	1,282,806
Booz Allen Hamilton Holding Corp.	1,700	143,412
Broadridge Financial Solutions, Inc.	1,400	312,438
CBIZ, Inc.*	600	30,270
CSG Systems International, Inc.	400	30,676
Equifax, Inc.	4,629	1,004,400
ExlService Holdings, Inc.*	2,100	89,124
Exponent, Inc.	700	48,622
First Advantage Corp.*	1,200	17,436
Huron Consulting Group, Inc.*	300	51,873
Innodata, Inc.*	400	20,380
Insperity, Inc.	500	19,360
Korn Ferry	300	19,806
Legalzoom.com, Inc.*	2,000	19,860
Maximus, Inc.	800	69,056
Paychex, Inc.	1,373	154,023
Paycom Software, Inc.	400	63,744
Paylocity Holding Corp.*	600	91,500
Planet Labs PBC*	3,200	63,104
TIC Solutions, Inc.*	1,700	17,187
TriNet Group, Inc.	400	23,652
Upwork, Inc.*	1,700	33,694
Verisk Analytics, Inc.	1,168	261,270
Verra Mobility Corp., Class A*	2,200	49,302

		3,916,995

Trading Companies & Distributors (0.1%)
Core & Main, Inc., Class A*	1,500	77,955
Fastenal Co.	12,508	501,946
Ferguson Enterprises, Inc.	200	44,526
FTAI Aviation Ltd.	1,400	275,590
Herc Holdings, Inc.	451	66,920
McGrath RentCorp	300	31,479
Rush Enterprises, Inc., Class A	400	21,576
SiteOne Landscape Supply, Inc.*	300	37,368
W.W. Grainger, Inc.	507	511,588
Xometry, Inc., Class A(x)*	600	35,682

		1,604,630

Total Industrials		73,845,807

Information Technology (39.2%)
Communications Equipment (2.3%)
Arista Networks, Inc.*	54,272	7,111,260
Calix, Inc.*	1,100	58,223
Ciena Corp.*	63,000	14,733,810
CommScope Holding Co., Inc.*	1,500	27,195
Extreme Networks, Inc.*	1,800	29,970
Lumentum Holdings, Inc.*	54,600	20,125,014
Motorola Solutions, Inc.	900	344,988
Ubiquiti, Inc.	100	55,335
Viavi Solutions, Inc.*	2,900	51,678

		42,537,473

Electronic Equipment, Instruments & Components (0.7%)
Advanced Energy Industries, Inc.	600	125,622
Aeva Technologies, Inc.(x)*	700	9,296
Amphenol Corp., Class A	77,541	10,478,891
Arlo Technologies, Inc.*	1,300	18,187
Badger Meter, Inc.	400	69,764
Belden, Inc.	500	58,275
CDW Corp.	100	13,620
CTS Corp.	500	21,435
Fabrinet*	5,190	2,362,903
Insight Enterprises, Inc.*	100	8,147
Itron, Inc.*	300	27,858
Jabil, Inc.	1,000	228,020
Mirion Technologies, Inc., Class A*	3,100	72,602
Napco Security Technologies, Inc.	500	20,850
Novanta, Inc.*	300	35,697
OSI Systems, Inc.*	200	51,012
Ouster, Inc.*	700	15,148
Plexus Corp.*	300	44,100
Sanmina Corp.*	300	45,021

		13,706,448

IT Services (3.0%)
Applied Digital Corp.(x)*	2,300	56,396
Cloudflare, Inc., Class A*	82,900	16,343,735
DigitalOcean Holdings, Inc.*	1,100	52,932
Gartner, Inc.*	1,011	255,055
GoDaddy, Inc., Class A*	1,700	210,936
Kyndryl Holdings, Inc.*	500	13,280
MongoDB, Inc.*	57,860	24,283,263
Okta, Inc.*	1,000	86,470
Shopify, Inc., Class A*	14,375	2,313,944
Snowflake, Inc., Class A*	61,975	13,594,836
Twilio, Inc., Class A*	300	42,672

		57,253,519

Semiconductors & Semiconductor Equipment (13.8%)
Advanced Micro Devices, Inc.*	25,588	5,479,926
Ambarella, Inc.*	500	35,420
Applied Materials, Inc.	3,010	773,540
Astera Labs, Inc.*	97,500	16,220,100
Axcelis Technologies, Inc.*	300	24,102
Broadcom, Inc.	162,851	56,362,731
Credo Technology Group Holding Ltd.*	2,100	302,169
Enphase Energy, Inc.*	1,800	57,690
Entegris, Inc.	37,836	3,187,683
FormFactor, Inc.*	1,000	55,780
Impinj, Inc.*	400	69,604
KLA Corp.	1,700	2,065,636
Kulicke & Soffa Industries, Inc.	500	22,780
Lam Research Corp.	16,700	2,858,706
Lattice Semiconductor Corp.*	37,579	2,765,063
MACOM Technology Solutions Holdings, Inc.*	200	34,256
Marvell Technology, Inc.	183,190	15,567,486
Monolithic Power Systems, Inc.	14,000	12,689,040
NVIDIA Corp.	712,757	132,929,181
Onto Innovation, Inc.*	200	31,572
Power Integrations, Inc.	800	28,432
QUALCOMM, Inc.	3,265	558,478
Rambus, Inc.*	1,500	137,835

See Notes to Financial Statements.

1229

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Rigetti Computing, Inc.*	4,500	$99,675
Semtech Corp.*	1,200	88,428
Silicon Laboratories, Inc.*	400	52,280
SiTime Corp.*	300	105,957
Synaptics, Inc.*	300	22,206
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	15,020	4,564,428
Texas Instruments, Inc.	4,981	864,154
Tower Semiconductor Ltd.*	13,538	1,589,632

		259,643,970

Software (14.2%)
ACI Worldwide, Inc.*	1,400	66,934
Adeia, Inc.	1,400	24,150
Adobe, Inc.*	5,552	1,943,144
Agilysys, Inc.*	300	35,652
Alarm.com Holdings, Inc.*	700	35,714
Appfolio, Inc., Class A*	300	69,795
AppLovin Corp., Class A*	29,940	20,174,171
Asana, Inc., Class A*	1,500	20,565
Atlassian Corp., Class A*	2,300	372,922
Autodesk, Inc.*	2,797	827,940
AvePoint, Inc.*	2,500	34,725
Bentley Systems, Inc., Class B	2,100	80,146
Bitdeer Technologies Group, Class A(x)*	1,500	16,815
Blackbaud, Inc.*	600	37,992
BlackLine, Inc.*	800	44,232
Box, Inc., Class A*	1,900	56,829
Braze, Inc., Class A*	1,000	34,290
C3.ai, Inc., Class A(x)*	1,739	23,442
Cadence Design Systems, Inc.*	3,605	1,126,851
Circle Internet Group, Inc., Class A*	200	15,860
Clear Secure, Inc., Class A	1,400	49,112
Clearwater Analytics Holdings, Inc., Class A*	3,300	79,596
Commvault Systems, Inc.*	600	75,216
Confluent, Inc., Class A*	3,500	105,840
Core Scientific, Inc.*	3,300	48,048
Crowdstrike Holdings, Inc., Class A*	34,062	15,966,903
Datadog, Inc., Class A*	107,153	14,571,736
Docusign, Inc.*	2,200	150,480
Dropbox, Inc., Class A*	700	19,460
D-Wave Quantum, Inc.*	4,300	112,445
Dynatrace, Inc.*	4,242	183,848
Elastic NV*	1,300	98,072
Fair Isaac Corp.*	300	507,186
Fortinet, Inc.*	8,492	674,350
Freshworks, Inc., Class A*	2,800	34,300
Gen Digital, Inc.	800	21,752
Gitlab, Inc., Class A*	1,900	71,307
Guidewire Software, Inc.*	1,200	241,212
HubSpot, Inc.*	12,979	5,208,473
Intapp, Inc.*	700	32,074
InterDigital, Inc.	400	127,352
Intuit, Inc.	16,313	10,806,057
Life360, Inc.*	300	19,242
LiveRamp Holdings, Inc.*	900	26,433
Manhattan Associates, Inc.*	900	155,979
Microsoft Corp.#	224,492	108,568,821
Nutanix, Inc., Class A*	900	46,521
OneSpan, Inc.	1,452	18,644
Oracle Corp.	45,249	8,819,483
Pagaya Technologies Ltd., Class A*	600	12,540
Palantir Technologies, Inc., Class A*	84,900	15,090,975
Palo Alto Networks, Inc.*	29,640	5,459,688
Pegasystems, Inc.	400	23,888
Porch Group, Inc.*	1,200	10,956
Procore Technologies, Inc.*	1,600	116,384
Progress Software Corp.*	700	30,072
PTC, Inc.*	200	34,842
Q2 Holdings, Inc.*	800	57,728
Qualys, Inc.*	500	66,450
Rezolve AI plc*	3,300	8,481
RingCentral, Inc., Class A*	1,100	31,768
Rubrik, Inc., Class A*	126,100	9,644,128
Salesforce, Inc.	13,570	3,594,829
Samsara, Inc., Class A*	203,900	7,228,255
SentinelOne, Inc., Class A*	2,800	42,000
ServiceNow, Inc.*	174,670	26,757,697
SoundHound AI, Inc., Class A(x)*	4,600	45,862
SPS Commerce, Inc.*	500	44,565
Strategy, Inc.*	250	37,988
Synopsys, Inc.*	9,660	4,537,495
Tenable Holdings, Inc.*	1,600	37,648
Terawulf, Inc.(x)*	3,900	44,811
Tyler Technologies, Inc.*	446	202,462
Varonis Systems, Inc.*	1,500	49,200
Vertex, Inc., Class A*	1,000	19,970
Workday, Inc., Class A*	2,848	611,693
Workiva, Inc., Class A*	700	60,375
Zeta Global Holdings Corp., Class A*	2,400	48,840
Zscaler, Inc.*	1,400	314,888

		266,148,589

Technology Hardware, Storage & Peripherals (5.2%)
Apple, Inc.#	354,038	96,248,771
CompoSecure, Inc., Class A*	1,100	21,208
Dell Technologies, Inc., Class C	600	75,528
Diebold Nixdorf, Inc.*	400	27,156
IonQ, Inc.(x)*	4,400	197,428
NetApp, Inc.	1,100	117,799
Pure Storage, Inc., Class A*	3,500	234,535
Quantum Computing, Inc.*	2,600	26,676
Super Micro Computer, Inc.*	3,200	93,664

		97,042,765

Total Information Technology		736,332,764

Materials (0.1%)
Chemicals (0.1%)
Balchem Corp.	400	61,344
Cabot Corp.	700	46,396
Chemours Co. (The)	2,000	23,580
Ecolab, Inc.	840	220,517
Hawkins, Inc.	300	42,618
Ingevity Corp.*	500	29,590
PureCycle Technologies, Inc.(x)*	1,700	14,603

See Notes to Financial Statements.

1230

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Sensient Technologies Corp.	500	$46,975
Sherwin-Williams Co. (The)	2,818	913,117

		1,398,740

Construction Materials (0.0%)†
Eagle Materials, Inc.	100	20,668
James Hardie Industries plc (ADR)*	1,447	30,025
Knife River Corp.*	800	56,280

		106,973

Metals & Mining (0.0%)†
Alpha Metallurgical Resources, Inc.*	200	39,976
Anglogold Ashanti plc	800	68,224
Century Aluminum Co.*	1,000	39,180
Coeur Mining, Inc.*	4,200	74,886
Constellium SE*	1,500	28,275
Hecla Mining Co.	2,000	38,380
Materion Corp.	200	24,864
Novagold Resources, Inc.*	3,900	36,348
Perpetua Resources Corp.*	1,300	31,473
Steel Dynamics, Inc.	200	33,890

		415,496

Paper & Forest Products (0.0%)†
Sylvamo Corp.	100	4,815

Total Materials		1,926,024

Real Estate (0.1%)
Health Care REITs (0.0%)†
American Healthcare REIT, Inc. (REIT)	700	32,942
CareTrust REIT, Inc. (REIT)	700	25,312

		58,254

Hotel & Resort REITs (0.0%)†
DiamondRock Hospitality Co. (REIT)	2,700	24,192
Ryman Hospitality Properties, Inc. (REIT)	800	75,696

		99,888

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	500	80,395
Compass, Inc., Class A*	5,900	62,363
CoStar Group, Inc.*	700	47,068
eXp World Holdings, Inc.(x)	2,100	19,005
Jones Lang LaSalle, Inc.*	100	33,647
St Joe Co. (The)	500	29,685

		272,163

Residential REITs (0.0%)†
Sun Communities, Inc. (REIT)	300	37,173
UDR, Inc. (REIT)	500	18,340
UMH Properties, Inc. (REIT)	1,200	19,092

		74,605

Retail REITs (0.0%)†
Phillips Edison & Co., Inc. (REIT)	1,100	39,127
Simon Property Group, Inc. (REIT)	1,062	196,587
Tanger, Inc. (REIT)	500	16,685

		252,399

Specialized REITs (0.1%)
American Tower Corp. (REIT)	6,167	1,082,740
Lamar Advertising Co. (REIT), Class A	1,200	151,896
Outfront Media, Inc. (REIT)	1,800	43,380
Public Storage (REIT)	300	77,850

		1,355,866

Total Real Estate		2,113,175

Utilities (0.1%)
Electric Utilities (0.0%)†
MGE Energy, Inc.	400	31,368
NRG Energy, Inc.	2,500	398,100
Oklo, Inc., Class A(x)*	300	21,528

		450,996

Independent Power and Renewable Electricity Producers (0.1%)
Hallador Energy Co.*	1,200	22,848
Vistra Corp.	4,500	725,985

		748,833

Water Utilities (0.0%)†
American States Water Co.	300	21,744
Middlesex Water Co.	400	20,168

		41,912

Total Utilities		1,241,741

Total Common Stocks (72.7%) (Cost $610,300,746)		1,365,612,607

EXCHANGE TRADED FUNDS (ETF):
Equity (7.3%)
iShares Russell 1000 Growth ETF	72,375	34,255,088
Vanguard Growth ETF	140,266	68,430,171
Vanguard Russell 1000 Growth ETF	281,274	34,245,109

Total Exchange Traded Funds (7.3%) (Cost $72,090,177)		136,930,368

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
89bio, Inc., CVR (r)*	1,500	382
Akero Therapeutics, Inc., CVR (r)*	800	390
Metsera, Inc., CVR(r)(x)*	500	1,838

		2,610

Life Sciences Tools & Services (0.0%)
OmniAb, Inc., expiring 11/1/27(r)(x)*	690	—

Total Rights (0.0%)† (Cost $2,610)		2,610

See Notes to Financial Statements.

1231

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (19.0%)
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	765,014	$765,014
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	356,831,824	356,974,556

Total Investment Companies		357,739,570

Total Short-Term Investments (19.0%) (Cost $357,699,452)		357,739,570

Total Investments in Securities (99.0%) (Cost $1,040,092,985)		1,860,285,155
Other Assets Less Liabilities (1.0%)		19,295,622

Net Assets (100%)		$1,879,580,777

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $48,118,304.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $1,202,567. This was collateralized by $506,879 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.750%, maturing 1/15/26 – 8/15/55 and by cash of $765,014 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 1000 Growth E-Mini Index	1,469	3/2026	USD	352,831,765	946,374
Russell 2000 E-Mini Index	101	3/2026	USD	12,614,900	(215,607)

					730,767

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$151,244,944	$—	$—	$151,244,944
Consumer Discretionary	141,850,906	—	—	141,850,906
Consumer Staples	10,160,922	—	—	10,160,922
Energy	1,731,794	—	—	1,731,794
Financials	109,028,885	—	—	109,028,885
Health Care	136,135,645	—	—	136,135,645
Industrials	73,845,807	—	—	73,845,807
Information Technology	736,332,764	—	—	736,332,764
Materials	1,926,024	—	—	1,926,024
Real Estate	2,113,175	—	—	2,113,175
Utilities	1,241,741	—	—	1,241,741
Exchange Traded Funds	136,930,368	—	—	136,930,368
Futures	946,374	—	—	946,374
Rights
Health Care	—	—	2,610	2,610
Short-Term Investments
Investment Companies	357,739,570	—	—	357,739,570

Total Assets	$1,861,228,919	$—	$2,610	$1,861,231,529

Liabilities:
Futures	$(215,607)	$—	$—	$(215,607)

Total Liabilities	$(215,607)	$—	$—	$(215,607)

Total	$1,861,013,312	$—	$2,610	$1,861,015,922

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$946,374	*

Total		$946,374

	Liability Derivatives
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	(215,607	)*

Total		$(215,607)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$26,342,568	$26,342,568

Total	$26,342,568	$26,342,568

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$14,184,625	$14,184,625

Total	$14,184,625	$14,184,625

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$342,891,000

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,708,991,042
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,867,098,249

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$819,671,754
Aggregate gross unrealized depreciation	(16,673,858)

Net unrealized appreciation	$802,997,896

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,058,018,026

For the period ended December 31, 2025, the Portfolio incurred approximately $2,277 as brokerage commissions with Bernstein Institutional Services, LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $1,040,092,985)	$1,860,285,155
Cash	24,949,840
Dividends, interest and other receivables	1,375,666
Receivable for Portfolio shares sold	159,446
Securities lending income receivable	1,138
Other assets	6,911

Total assets	1,886,778,156

LIABILITIES
Due to broker for futures variation margin	2,861,196
Payable for Portfolio shares repurchased	1,972,197
Investment management fees payable	892,276
Payable for return of collateral on securities loaned	765,014
Distribution fees payable – Class IA	354,138
Administrative fees payable	198,438
Distribution fees payable – Class IB	43,656
Accrued expenses	110,464

Total liabilities	7,197,379

Commitments and contingent liabilities^
NET ASSETS	$1,879,580,777

Net assets were comprised of:
Paid in capital	$1,070,998,181
Total distributable earnings (loss)	808,582,596

Net assets	$1,879,580,777

Class IA
Net asset value, offering and redemption price per share, $1,661,148,766 / 22,182,044 shares outstanding (unlimited amount authorized: $0.01 par value)	$74.89

Class IB
Net asset value, offering and redemption price per share, $205,069,073 / 2,874,359 shares outstanding (unlimited amount authorized: $0.01 par value)	$71.34

Class K
Net asset value, offering and redemption price per share, $13,362,938 / 176,895 shares outstanding (unlimited amount authorized: $0.01 par value)	$75.54

(x)	Includes value of securities on loan of $1,202,567.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends (net of $30,593 foreign withholding tax)	$20,312,770
Interest	943,252
Securities lending (net)	36,079

Total income	21,292,101

EXPENSES
Investment management fees	10,000,877
Distribution fees – Class IA	3,969,882
Administrative fees	2,235,273
Distribution fees – Class IB	476,379
Custodian fees	190,500
Professional fees	121,568
Printing and mailing expenses	101,687
Trustees’ fees	60,195
Miscellaneous	44,795

Total expenses	17,201,156

NET INVESTMENT INCOME (LOSS)	4,090,945

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	199,931,921
Futures contracts	26,342,568

Net realized gain (loss)	226,274,489

Change in unrealized appreciation (depreciation) on:
Investments in securities	27,939,783
Futures contracts	14,184,625

Net change in unrealized appreciation (depreciation)	42,124,408

NET REALIZED AND UNREALIZED GAIN (LOSS)	268,398,897

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$272,489,842

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,090,945	$6,044,315
Net realized gain (loss)	226,274,489	293,346,972
Net change in unrealized appreciation (depreciation)	42,124,408	144,856,902

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	272,489,842	444,248,189

Distributions to shareholders:
Class IA	(268,442,505)	(212,897,570)
Class IB	(34,334,341)	(25,838,658)
Class K	(2,142,069)	(1,607,898)

Total distributions to shareholders	(304,918,915)	(240,344,126)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 172,656 and 210,823 shares, respectively ]	13,552,362	16,020,980
Capital shares issued in reinvestment of dividends and distributions [ 3,478,862 and 2,691,577 shares, respectively ]	268,442,505	212,897,570
Capital shares repurchased [ (2,292,712) and (2,278,008) shares, respectively ]	(181,015,714)	(174,604,575)

Total Class IA transactions	100,979,153	54,313,975

Class IB
Capital shares sold [ 281,259 and 223,513 shares, respectively ]	21,586,502	16,495,798
Capital shares issued in reinvestment of dividends and distributions [ 466,585 and 340,020 shares, respectively ]	34,334,341	25,838,658
Capital shares repurchased [ (435,164) and (285,206) shares, respectively ]	(33,012,200)	(21,100,088)

Total Class IB transactions	22,908,643	21,234,368

Class K
Capital shares sold [ 20,955 and 12,916 shares, respectively ]	1,507,504	986,449
Capital shares issued in reinvestment of dividends and distributions [ 27,544 and 20,183 shares, respectively ]	2,142,069	1,607,898
Capital shares repurchased [ (26,546) and (53,420) shares, respectively ]	(2,088,433)	(4,050,131)

Total Class K transactions	1,561,140	(1,455,784)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	125,448,936	74,092,559

TOTAL INCREASE (DECREASE) IN NET ASSETS	93,019,863	277,996,622
NET ASSETS:
Beginning of year	1,786,560,914	1,508,564,292

End of year	$1,879,580,777	$1,786,560,914

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2025	2024	2023	2022		2021
Net asset value, beginning of year	$76.22	$66.81	$49.50	$84.48		$84.51

Income (loss) from investment operations†:
Net investment income (loss) (e)	0.18	0.28	0.23	(0.10)		(0.32)
Net realized and unrealized gain (loss)	12.26	20.52	18.69	(26.58)		17.41

Total from investment operations	12.44	20.80	18.92	(26.68)		17.09

Less distributions:
Dividends from net investment income	(0.18)	(0.32)	(0.23)	—		—
Distributions from net realized gains	(13.59)	(11.07)	(1.38)	(8.30)		(17.12)

Total dividends and distributions	(13.77)	(11.39)	(1.61)	(8.30)		(17.12)

Net asset value, end of year	$74.89	$76.22	$66.81	$49.50		$84.48

Total return	16.32%	30.85%	38.30%	(32.15)%		20.49%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,661,149	$1,587,212	$1,349,545	$1,067,542		$1,698,352
Ratio of expenses to average net assets (f)	0.96%	0.97%	0.98%	0.97%		0.95%
Ratio of net investment income (loss) to average net assets (f)	0.23%	0.36%	0.39%	(0.16)%		(0.35)%
Portfolio turnover rate^	118%	103%	81%	83	%(h)	74%

	Year Ended December 31,
Class IB	2025	2024	2023	2022		2021
Net asset value, beginning of year	$73.18	$64.48	$47.82	$82.00		$82.45

Income (loss) from investment operations†:
Net investment income (loss) (e)	0.17	0.27	0.22	(0.10)		(0.31)
Net realized and unrealized gain (loss)	11.76	19.82	18.05	(25.78)		16.98

Total from investment operations	11.93	20.09	18.27	(25.88)		16.67

Less distributions:
Dividends from net investment income	(0.18)	(0.32)	(0.23)	—		—
Distributions from net realized gains	(13.59)	(11.07)	(1.38)	(8.30)		(17.12)

Total dividends and distributions	(13.77)	(11.39)	(1.61)	(8.30)		(17.12)

Net asset value, end of year	$71.34	$73.18	$64.48	$47.82		$82.00

Total return	16.30%	30.87%	38.29%	(32.15)%		20.49%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$205,069	$187,454	$147,241	$108,682		$161,968
Ratio of expenses to average net assets (f)	0.96%	0.97%	0.98%	0.97%		0.95%
Ratio of net investment income (loss) to average net assets (f)	0.23%	0.36%	0.39%	(0.15)%		(0.35)%
Portfolio turnover rate^	118%	103%	81%	83	%(h)	74%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2025	2024	2023	2022		2021
Net asset value, beginning of year	$76.77	$67.20	$49.77	$84.66		$84.45

Income (loss) from investment operations†:
Net investment income (loss) (e)	0.38	0.47	0.38	0.07		(0.09)
Net realized and unrealized gain (loss)	12.36	20.68	18.81	(26.66)		17.42

Total from investment operations	12.74	21.15	19.19	(26.59)		17.33

Less distributions:
Dividends from net investment income	(0.38)	(0.51)	(0.38)	—		—
Distributions from net realized gains	(13.59)	(11.07)	(1.38)	(8.30)		(17.12)

Total dividends and distributions	(13.97)	(11.58)	(1.76)	(8.30)		(17.12)

Net asset value, end of year	$75.54	$76.77	$67.20	$49.77		$84.66

Total return	16.60%	31.19%	38.63%	(31.98)%		20.79%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$13,363	$11,894	$11,778	$9,247		$13,336
Ratio of expenses to average net assets (f)	0.71%	0.72%	0.73%	0.72%		0.70%
Ratio of net investment income (loss) to average net assets (f)	0.48%	0.61%	0.63%	0.10%		(0.10)%
Portfolio turnover rate^	118%	103%	81%	83	%(h)	74%
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period may not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser.

See Notes to Financial Statements.

1238

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (9.7%)
37 Capital CLO II,
Series 2022-1A A1R 5.195%, 7/15/34 (l)§		$600,000	$600,523
AASET Ltd.,
Series 2025-2A A 5.522%, 2/16/50§		240,929	242,522
AASET Trust,
Series 2020-1A A 3.351%, 1/16/40§		160,238	159,116
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE1 A2C 4.186%, 1/25/37 (l)		1,061,715	649,985
ACRES LLC,
Series 2025-FL3 A 5.353%, 8/18/40 (l)§		270,000	270,338
Affirm Asset Securitization Trust,
Series 2025-X2 A 4.450%, 10/15/30§		189,382	189,594
Aligned Data Centers Issuer LLC,
Series 2021-1A B 2.482%, 8/15/46§		500,000	491,272
American Airlines Pass-Through Trust,
Series 2015-2 AA 3.600%, 9/22/27		54,991	54,097
Series 2019-1 A 3.500%, 2/15/32		350,784	320,919
Series 2021-1 A 2.875%, 7/11/34		671,304	611,211
American Credit Acceptance Receivables Trust,
Series 2024-4 C 4.910%, 8/12/31§		350,000	351,876
AMMC CLO 27 Ltd.,
Series 2022-27A A1R 4.964%, 1/20/37 (l)§		250,000	249,097
AMSR Trust,
Series 2024-SFR1 B 4.290%, 7/17/41 (e)§		1,145,000	1,134,420
Series 2024-SFR1 C 4.290%, 7/17/41 (e)§		1,026,000	1,005,774
Arbor Realty Commercial Real Estate Notes LLC,
Series 2025-FL1 A 5.088%, 1/20/43 (l)§		410,000	409,502
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2021-FL4 A 5.215%, 11/15/36 (l)§		105,025	105,026
Series 2022-FL1 A 5.434%, 1/15/37 (l)§		96,947	96,947
Arbour CLO VI DAC,
Series 6A AR 3.214%, 11/15/37 (l)§	EUR	600,000	706,131
Ares Loan Funding III Ltd.,
Series 2022-ALF3A A1R 5.128%, 7/25/36 (l)§		$615,000	615,526
Ares LX CLO Ltd.,
Series 2021-60A AR 5.064%, 7/18/34 (l)§		250,000	250,024
Ares XLIV CLO Ltd.,
Series 2017-44A CRR 6.655%, 4/15/34 (l)§		250,000	250,673
Atlas Senior Loan Fund XV Ltd.,
Series 2019-15A A1R 5.080%, 10/23/32 (l)§		398,398	398,727
Atlas Senior Loan Fund XVIII Ltd.,
Series 2021-18A A1R 4.994%, 1/18/35 (l)§		500,000	499,383
Bain Capital Credit CLO Ltd.,
Series 2020-2A ARR 5.124%, 7/19/34 (l)§		600,000	600,523
BBAM US CLO I Ltd.,
Series 2022-1A AR 5.105%, 3/30/38 (l)§		250,000	249,271
Bbam US CLO V Ltd.,
Series 2025-5A A1 5.356%, 7/25/38 (l)§		250,000	250,527
BDS LLC,
Series 2024-FL13 A 5.307%, 9/19/39 (l)§		250,000	250,625
Birch Grove CLO 7 Ltd.,
Series 2023-7A A1R 5.144%, 10/20/38 (l)§		250,000	250,141
Birch Grove CLO Ltd.,
Series 19A A1RR 5.472%, 7/17/37 (l)§		600,000	602,100
Blackbird Capital II Aircraft Lease Ltd.,
Series 2021-1A B 3.446%, 7/15/46§		477,620	459,030
BlueMountain CLO XXII Ltd.,
Series 2018-22A A1 5.246%, 7/15/31 (l)§		61,828	61,855
Series 2018-22A B 5.666%, 7/15/31 (l)§		250,000	250,369
BNPP AM Euro CLO DAC,
Series 2018-1A AR 2.626%, 4/15/31 (l)§	EUR	245,459	286,679
Bridge Street CLO I Ltd.,
Series 2020-1A A1R 5.434%, 7/20/37 (l)§		$1,000,000	1,002,623
Bridge Street CLO IV Ltd.,
Series 2024-1A A 5.484%, 4/20/37 (l)§		500,000	500,918
Bryant Park Funding Ltd.,
Series 2024-24A A1 5.305%, 10/15/37 (l)§		250,000	250,308
BSPRT Issuer Ltd.,
Series 2022-FL8 A 5.484%, 2/15/37 (l)§		40,721	40,655
BXMT Ltd.,
Series 2025-FL5 A 5.373%, 10/18/42 (l)§		100,000	100,007
Canyon Capital CLO Ltd.,
Series 2021-2A B1 5.916%, 4/15/34 (l)§		250,000	250,181
Carlyle US CLO Ltd.,
Series 2017-2A AR2 5.374%, 7/20/37 (l)§		500,000	501,277
CarVal CLO IX-C Ltd.,
Series 2024-1A B 5.984%, 4/20/37 (l)§		1,000,000	1,002,053
CIFC Funding 2019-V Ltd.,
Series 2019-5A BR2 5.739%, 10/15/38 (l)§		250,000	251,152

See Notes to Financial Statements.

1239

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
CIFC Funding 2021-IV Ltd.,
Series 2021-4A AR 5.220%, 7/23/37 (l)§		$250,000	$250,697
Series 2021-4A BR 5.510%, 7/23/37 (l)§		250,000	250,713
Consolidated Communications LLC,
Series 2025-4A B 5.766%, 12/20/55§		199,000	200,154
CSAB Mortgage-Backed Trust,
Series 2007-1 1A1A 5.898%, 5/25/37 (l)		4,568,632	1,011,120
CVC Cordatus Loan Fund XXI DAC,
Series 21A A1E 2.995%, 9/22/34 (l)§	EUR	500,000	587,143
DataBank Issuer,
Series 2021-1A A2 2.060%, 2/27/51§		$900,000	896,110
DB Master Finance LLC,
Series 2025-1A A2I 4.891%, 8/20/55§		81,000	81,199
Delta Air Lines Pass-Through Trust,
Series 2020-1 AA 2.000%, 6/10/28		33,557	32,247
Diameter Capital CLO 13 Ltd.,
Series 2025-13A A1 4.964%, 1/20/39 (l)§		290,000	290,000
Domino’s Pizza Master Issuer LLC,
Series 2019-1A A2 3.668%, 10/25/49§		480,000	463,271
Series 2025-1A A2II 5.217%, 7/25/55§		225,000	227,717
Dryden 113 CLO Ltd.,
Series 2022-113A AR3 4.995%, 10/15/37 (l)§		250,000	250,195
Dryden 41 Senior Loan Fund,
Series 2015-41A AR 5.136%, 4/15/31 (l)§		20,260	20,260
Dryden 76 CLO Ltd.,
Series 2019-76A A1R2 5.275%, 10/15/37 (l)§		380,000	381,021
Empower CLO Ltd.,
Series 2022-1A A1R 5.274%, 10/20/37 (l)§		500,000	501,230
Flatiron CLO 25 Ltd.,
Series 2024-2A A 5.232%, 10/17/37 (l)§		250,000	250,425
Foundation Finance Trust,
Series 2025-1A A 4.950%, 4/15/50§		88,125	89,114
FS Rialto,
Series 2021-FL2 A 5.069%, 5/16/38 (l)§		110,730	110,754
Galaxy XXII CLO Ltd.,
Series 2016-22A ARRR 5.134%, 4/16/34 (l)§		250,000	250,003
Golub Capital Partners CLO 44M Ltd.,
Series 2019-44A A1R 5.440%, 10/21/38 (l)§		250,000	250,489
Golub Capital Partners CLO 53B Ltd.,
Series 2021-53A AR 4.864%, 7/20/34 (l)§		250,000	249,751
GoodLeap Sustainable Home Solutions Trust,
Series 2021-3CS A 2.100%, 5/20/48§		494,853	403,939
Series 2021-5CS B 2.560%, 10/20/48§		330,027	193,226
GreenSky Home Improvement Issuer Trust,
Series 2025-1A A2 5.120%, 3/25/60§		158,742	159,496
Series 2025-3A A3 4.520%, 12/27/60§		350,000	350,287
Greystone Commercial Real Estate Notes Ltd.,
Series 2021-FL3 A 4.885%, 7/15/39 (l)§		19,742	19,730
Greywolf CLO III Ltd.,
Series 2020-3RA A1R2 5.087%, 4/22/33 (l)§		522,792	523,095
GSAA Home Equity Trust,
Series 2006-5 2A1 3.986%, 3/25/36 (l)		9,612	3,027
Series 2007-10 A2A 6.500%, 11/25/37		2,021,246	760,239
Series 2007-8 A2 4.546%, 8/25/37 (l)		9,612	9,553
GT Loan Financing I Ltd.,
Series 2013-1A AR2 5.077%, 4/28/39 (l)§		250,000	250,050
Harvest CLO XXV DAC,
Series 25A AR 2.960%, 10/21/34 (l)§	EUR	500,000	586,163
Hertz Vehicle Financing III LP,
Series 2021-2A C 2.520%, 12/27/27§		$375,000	368,056
Home Partners of America Trust,
Series 2021-1 D 2.477%, 9/17/41§		542,639	498,279
Series 2021-1 F 3.325%, 9/17/41§		462,672	427,311
Horizon Aircraft Finance IV Ltd.,
Series 2024-1 A 5.375%, 9/15/49§		328,125	331,637
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 1A1 4.126%, 10/25/36 (l)		6,859,021	1,933,622
Huntington Bank Auto Credit-Linked Notes,
Series 2025-2 B2 5.118%, 9/20/33 (l)§		198,215	198,556
Hyundai Auto Lease Securitization Trust,
Series 2024-A A3 5.020%, 3/15/27§		294,234	294,905
ICG US CLO I Ltd.,
Series 2023-1A AR 5.264%, 7/18/38 (l)§		500,000	501,633
Invesco Euro CLO VI DAC,
Series 6A D 5.059%, 7/15/34 (l)§	EUR	250,000	285,133
Jamestown CLO XVIII Ltd.,
Series 2022-18A A1R 5.128%, 7/25/35 (l)§		$600,000	599,094
JP Morgan Mortgage Acquisition Trust,
Series 2006-RM1 A5 4.326%, 8/25/36 (l)		3,849,968	1,740,968

See Notes to Financial Statements.

1240

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
KREF Ltd.,
Series 2021-FL2 A 4.920%, 2/15/39 (l)§	$111,863	$111,598
Labrador Aviation Finance Ltd.,
Series 2016-1A A1 4.300%, 1/15/42§	654,645	655,510
LCM 31 Ltd.,
Series 31A AR 5.164%, 7/20/34 (l)§	600,000	600,169
Lendmark Funding Trust,
Series 2021-1A A 1.900%, 11/20/31§	700,000	681,758
Series 2025-3A A 4.510%, 5/21/35§	199,000	198,878
LMRE 2025 SFR1 Trust,
Series 2025-SFR1 A 4.500%, 12/17/42§	100,000	98,002
Lmrk Issuer Co. LLC,
Series 2025-1A A 5.520%, 9/15/55§	400,000	403,599
LoanCore Issuer Ltd.,
Series 2022-CRE7 A 5.493%, 1/17/37 (l)§	28,909	28,873
Long Beach Mortgage Loan Trust,
Series 2006-9 2A2 4.066%, 10/25/36 (l)	2,475,045	763,408
Madison Park Funding LXXI Ltd.,
Series 2025-71A A1 5.000%, 4/23/38 (l)§	350,000	349,743
Madison Park Funding XLVI Ltd.,
Series 2020-46A ARR 4.905%, 10/15/34 (l)§	600,000	599,291
Madison Park Funding XXXV Ltd.,
Series 2019-35A CR 6.046%, 4/20/32 (l)§	250,000	250,568
Magnetite XL Ltd.,
Series 2024-40A A1 5.355%, 7/15/37 (l)§	500,000	501,171
Marble Point CLO XVII Ltd.,
Series 2020-1A AR 5.324%, 7/20/37 (l)§	500,000	500,137
Mariner Finance Issuance Trust,
Series 2021-AA A 1.860%, 3/20/36§	700,000	689,142
Series 2024-AA A 5.130%, 9/22/36§	100,000	101,375
Series 2024-BA A 4.910%, 11/20/38§	250,000	253,368
Series 2025-BA A 4.590%, 11/22/38§	198,000	198,597
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A1 4.166%, 7/25/37 (l)	2,375,253	1,365,892
MF1 LLC,
Series 2022-FL9 A 5.881%, 6/19/37 (l)§	82,734	82,760
MF1 Ltd.,
Series 2021-FL7 A 4.929%, 10/16/36 (l)§	49,147	49,117
Series 2022-FL8 A 5.081%, 2/19/37 (l)§	58,438	58,422
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2024-FL15 A 5.422%, 8/18/41 (l)§	$250,000	$250,468
Milford Park CLO Ltd.,
Series 2022-1A AR 5.044%, 1/20/38 (l)§	380,000	379,427
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1 A3 4.146%, 7/25/36 (l)	3,212,887	1,204,801
Mosaic Solar Loan Trust,
Series 2022-1A A 2.640%, 1/20/53§	443,297	378,189
Navesink CLO 2 Ltd.,
Series 2024-2A A1 5.175%, 4/15/36 (l)§	500,000	500,000
Navient Private Education Loan Trust,
Series 2015-BA A3 5.315%, 7/16/40 (l)§	174,333	174,517
Navient Private Education Refi Loan Trust,
Series 2018-DA A2A 4.000%, 12/15/59§	18,313	18,215
Series 2019-CA A2 3.130%, 2/15/68§	21,437	21,186
Series 2019-FA A2 2.600%, 8/15/68§	55,903	54,155
Series 2024-A A 5.660%, 10/15/72§	67,830	69,517
Navient Refinance Loan Trust,
Series 2025-B A 4.720%, 9/15/55§	94,394	94,659
Series 2025-C A 4.800%, 10/15/55§	96,958	96,976
Nelnet Student Loan Trust,
Series 2025-AA A1B 5.084%, 3/15/57 (l)§	90,271	89,933
Series 2025-BA A1B 5.334%, 5/17/55 (l)§	140,357	141,288
Series 2025-CA A1B 5.268%, 6/22/65 (l)§	140,481	141,272
Neuberger Berman Loan Advisers CLO 36R Ltd.,
Series 2020-36RA A 5.552%, 7/20/39 (l)§	250,000	250,236
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2007-1 2A1A 4.166%, 2/25/37 (l)	867,709	791,530
OCP CLO Ltd.,
Series 2017-13A AR2 5.210%, 11/26/37 (l)§	500,000	501,220
Octagon Investment Partners 18-R Ltd.,
Series 2018-18A A1A 5.115%, 4/16/31 (l)§	16,776	16,776
OHA Loan Funding Ltd.,
Series 2016-1A A1R2 5.344%, 7/20/37 (l)§	250,000	250,796
OneMain Financial Issuance Trust,
Series 2020-2A A 1.750%, 9/14/35§	126,652	124,709
Orion CLO Ltd.,
Series 2023-1A A1R 5.129%, 10/25/38 (l)§	250,000	250,244

See Notes to Financial Statements.

1241

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
Owl Rock CLO III Ltd.,
Series 2020-3A AR 5.734%, 4/20/36 (l)§		$250,000	$250,566
Palmer Square CLO Ltd.,
Series 2021-3A A1R 5.195%, 10/15/38 (l)§		250,000	250,567
Palmer Square Loan Funding Ltd.,
Series 2025-3A A1 4.660%, 1/15/34 (l)§		250,000	249,815
Park Blue CLO Ltd.,
Series 2025-9A A1 5.431%, 10/20/38 (l)§		510,000	510,590
Planet Fitness Master Issuer LLC,
Series 2025-1A A2II 5.649%, 12/6/55§		293,000	293,540
Pret LLC,
Series 2024-NPL6 A1 5.926%, 10/25/54 (e)§		654,121	654,484
Progress Residential Trust,
Series 2021-SFR5 F 3.158%, 7/17/38§		2,000,000	1,975,850
Series 2025-SFR4 A 4.300%, 8/17/42§		1,000,000	990,133
Providus CLO II DAC,
Series 2A ARR 3.169%, 10/15/38 (l)§	EUR	500,000	588,154
QTS Issuer ABS II LLC,
Series 2025-1A A2 5.044%, 10/5/55§		$74,000	73,625
Series 2025-1A B 5.778%, 10/5/55§		500,000	494,835
RASC Trust,
Series 2007-EMX1 A13 4.246%, 1/25/37 (l)		226,208	253,601
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A 5.046%, 11/25/36 (l)§		76,488	76,470
Regatta VI Funding Ltd.,
Series 2016-1A A1R3 5.206%, 10/20/38 (l)§		250,000	250,025
Regatta XI Funding Ltd.,
Series 2018-1A BR 5.632%, 7/17/37 (l)§		360,000	360,978
Regatta XVIII Funding Ltd.,
Series 2021-1A A1R 5.065%, 4/15/38 (l)§		175,526	175,190
Regional Management Issuance Trust,
Series 2022-1 A 3.070%, 3/15/32§		33,404	33,361
Series 2025-2 A 4.590%, 11/16/37§		197,000	197,203
Republic Finance Issuance Trust,
Series 2025-A A 4.590%, 11/20/34§		196,000	195,812
Retained Vantage Data Centers Issuer LLC,
Series 2025-1A A2A 5.091%, 8/15/50§		73,000	72,388
Sagard-Halseypoint CLO 10 Ltd.,
Series 2025-10A A1 5.230%, 10/20/38 (l)§		250,000	250,302
Scalelogix Abs Us Issuer LLC,
Series 2025-1A B 6.158%, 7/25/55§		400,000	401,884
Scholar Funding Trust,
Series 2013-A A 4.630%, 1/30/45 (l)§		63,097	62,259
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-FR4 A2B 4.186%, 8/25/36 (l)		2,108,309	660,776
Signal Peak CLO 14 Ltd.,
Series 2024-14A A 5.157%, 1/22/38 (l)§		250,000	250,427
Silver Point CLO 5 Ltd.,
Series 2024-5A A1 5.284%, 10/20/37 (l)§		250,000	250,469
Silver Point CLO 7 Ltd.,
Series 2024-7A A1 5.265%, 1/15/38 (l)§		250,000	250,561
Sixth Street CLO XIV Ltd.,
Series 2019-14A A1R2 5.020%, 1/20/38 (l)§		720,000	718,571
SLM Private Education Loan Trust,
Series 2010-C A5 8.615%, 10/15/41 (l)§		129,544	135,459
SMB Private Education Loan Trust,
Series 2015-B B 3.500%, 12/17/40§		8,987	8,981
Series 2020-PTA A2A 1.600%, 9/15/54§		76,260	72,205
Series 2021-A C 2.990%, 1/15/53§		135,805	120,379
Series 2021-A D1 3.860%, 1/15/53§		33,876	31,099
SoFi Consumer Loan Program Trust,
Series 2025-1 C 5.420%, 2/27/34§		375,000	380,409
Series 2025-3 A 4.470%, 8/15/34§		170,851	171,368
Sound Point CLO XXI Ltd.,
Series 2018-3A A1AR 5.158%, 10/26/31 (l)§		189,554	189,568
Sounds Point CLO IV-R Ltd.,
Series 2013-3RA A 5.296%, 4/18/31 (l)§		154,837	154,978
Soundview Home Loan Trust,
Series 2006-1 2A1 5.907%, 2/25/37 (l)		4,226,912	802,350
Series 2007-OPT5 2A2 4.796%, 10/25/37 (l)		2,669,439	2,080,468
STAR Trust,
Series 2021-SFR1 G 7.050%, 4/17/38 (l)§		2,000,000	1,996,401
Stellantis Financial Underwritten Enhanced Lease Trust,
Series 2025-CA B 4.250%, 12/20/29§		125,000	125,088
STWD Ltd.,
Series 2021-FL2 A 5.049%, 4/18/38 (l)§		150,832	150,840
Subway Funding LLC,

See Notes to Financial Statements.

1242

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Series 2024-1A A2II 6.268%, 7/30/54§	$61,380	$62,701
Series 2024-3A A23 5.914%, 7/30/54§	198,000	197,173
Summit Issuer LLC,
Series 2025-1A A2 5.208%, 11/20/55§	64,000	64,303
Sunrun Demeter Issuer LLC,
Series 2021-2A A 2.270%, 1/30/57§	553,572	505,955
Symphony CLO 38 Ltd.,
Series 2023-38A BR 5.815%, 7/24/38 (l)§	250,000	251,369
Symphony CLO XV Ltd.,
Series 2014-15A AR3 5.223%, 1/17/32 (l)§	82,546	82,569
Taco Bell Funding LLC,
Series 2021-1A A23 2.542%, 8/25/51§	491,250	431,630
Series 2025-1A A2I 4.821%, 8/25/55§	73,000	72,558
TIAA CLO IV Ltd.,
Series 2018-1A A1AR 5.010%, 1/20/32 (l)§	186,749	186,775
TIF Funding II LLC,
Series 2021-1A A 1.650%, 2/20/46§	391,354	357,353
T-Mobile US Trust,
Series 2024-1A A 5.050%, 9/20/29§	400,000	402,457
Trestles CLO IV Ltd.,
Series 2021-4A AR1 5.071%, 10/30/38 (l)§	500,000	500,346
Trestles CLO VI Ltd.,
Series 2023-6A A1R 5.038%, 4/25/38 (l)§	250,000	249,393
Tricon Residential Trust,
Series 2021-SFR1 E1 2.794%, 7/17/38§	1,300,000	1,283,810
Trinitas CLO XXX Ltd.,
Series 2024-30A A1 5.230%, 10/23/37 (l)§	400,000	400,988
TRTX Issuer Ltd.,
Series 2022-FL5 A 5.386%, 2/15/39 (l)§	171,755	171,683
Series 2025-FL6 A 5.271%, 9/18/42 (l)§	190,000	190,416
Turkish Airlines Pass-Through Trust,
Series 2015-1 A 4.200%, 3/15/27§	186,133	182,025
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1 3.227%, 5/14/26	54,079	53,895
United Airlines Pass-Through Trust,
Series 2019-1 AA 4.150%, 8/25/31	317,230	311,122
Series 2019-2 AA 2.700%, 5/1/32	146,273	133,992
Series 2020-1 A 5.875%, 10/15/27	319,655	326,873
United States Small Business Administration,
Series 2008-20G 1 5.870%, 7/1/28	16,900	17,061
Upstart Securitization Trust,
Series 2024-1 A 5.330%, 11/20/34§	112,225	112,266
Series 2025-2 B 5.620%, 6/20/35§	350,000	352,446
Series 2025-3 B 5.020%, 9/20/35§	350,000	349,109
Series 2025-4 A2 4.560%, 11/20/35§	350,000	350,581
UPX HIL Issuer Trust,
Series 2025-1 A 5.160%, 1/25/47§	170,139	171,626
USQ Rail III LLC,
Series 2024-1A A 4.990%, 9/28/54§	289,815	290,085
Valley Stream Park CLO Ltd.,
Series 2022-1A ARR 5.074%, 1/20/37 (l)§	250,000	249,915
VCAT LLC,
Series 2025-NPL1 A1 5.877%, 1/25/55 (e)§	516,670	523,001
Verdelite Static CLO Ltd.,
Series 2024-1A A 5.014%, 7/20/32 (l)§	417,122	416,742
Vibrant CLO XR Ltd.,
Series 2018-10RA A1 5.584%, 4/20/36 (l)§	500,000	501,432
VOLT C LLC,
Series 2021-NPL9 A1 5.992%, 5/25/51 (e)§	133,493	133,497
Voya CLO Ltd.,
Series 2015-3A A3R4 5.334%, 10/20/31 (l)§	250,000	250,226
Series 2023-1A A1R 4.958%, 1/20/39 (l)§	500,000	500,328
Warwick Capital CLO 4 Ltd.,
Series 2024-4A A1 5.284%, 7/20/37 (l)§	500,000	501,522
Wellington Management CLO 4 Ltd.,
Series 2025-4A A 5.034%, 4/18/38 (l)§	350,000	348,935
Whitebox CLO II Ltd.,
Series 2020-2A A1R2 5.245%, 10/24/37 (l)§	520,000	521,178
Series 2020-2A BR2 5.615%, 10/24/37 (l)§	310,000	310,634
Wireless PropCo Funding LLC,
Series 2025-1A B 4.300%, 6/25/55§	209,000	200,408

Total Asset-Backed Securities		77,978,488

Collateralized Mortgage Obligations (10.7%)
Alternative Loan Trust,
Series 2005-J14 A3 5.500%, 12/25/35	1,949,863	1,147,451
Series 2006-OA22 A1 4.166%, 2/25/47 (l)	19,759	18,582

See Notes to Financial Statements.

1243

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
Series 2006-OA6 1A2 4.266%, 7/25/46 (l)		$13,119	$12,114
Series 2007-OH1 A1D 4.056%, 4/25/47 (l)		19,899	17,794
American Home Mortgage Investment Trust,
Series 2006-3 11A1 4.206%, 12/25/46 (l)		414,592	355,658
Angel Oak Mortgage Trust,
Series 2025-2 A1 5.637%, 2/25/70 (e)§		198,033	199,862
Series 2025-8 A1 5.410%, 7/25/70 (e)§		81,418	82,049
Barclays Mortgage Loan Trust,
Series 2022-NQM1 A1 4.550%, 7/25/52 (e)§		108,517	108,063
Bear Stearns ALT-A Trust,
Series 2006-4 31A1 4.544%, 7/25/36 (l)		822,915	468,093
Bear Stearns ARM Trust,
Series 2004-8 11A2 6.232%, 11/25/34 (l)		60,923	57,982
Series 2005-1 2A1 4.783%, 3/25/35 (l)		66,973	61,476
BRAVO Residential Funding Trust,
Series 2025-NQM2 A1 5.678%, 11/25/64 (e)§		234,181	236,467
Chase Home Lending Mortgage Trust,
Series 2023-RPL2 A1 3.250%, 3/25/63 (l)§		423,787	383,606
Series 2024-7 A11 5.174%, 6/25/55 (l)§		337,228	338,186
Chase Mortgage Finance Trust,
Series 2007-S3 1A12 6.000%, 5/25/37		1,529,884	622,863
CHL Mortgage Pass-Through Trust,
Series 2005-17 1A6 5.500%, 9/25/35		201,706	200,867
Series 2005-24 A1 5.500%, 11/25/35		264,866	131,690
Series 2006-9 A10 6.000%, 5/25/36		2,617,826	1,161,478
CIM Trust,
Series 2025-I1 A1 5.655%, 10/25/69 (e)§		151,584	153,356
Citigroup Mortgage Loan Trust,
Series 2024-1 A11 5.224%, 7/25/54 (l)§		298,816	300,220
COLT Mortgage Loan Trust,
Series 2021-5 A1 1.726%, 11/26/66 (l)§		51,087	46,508
Series 2025-7 A1 5.470%, 6/25/70 (e)§		155,155	156,705
Series 2025-8 A1 5.480%, 8/25/70 (e)§		383,472	386,862
Cross Mortgage Trust,
Series 2025-H1 A1 5.735%, 2/25/70 (l)§		239,440	241,804
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR3 2A5 4.246%, 6/25/37 (l)		431,591	386,680
Ellington Financial Mortgage Trust,
Series 2025-INV1 A1 5.626%, 3/25/70 (e)§		266,009	268,632
Series 2025-INV2 A1 5.387%, 5/26/70 (e)§		318,604	321,048
Series 2025-INV3 A1 5.444%, 7/25/70 (e)§		162,854	164,295
Series 2025-NQM3 A1 5.494%, 8/25/70 (e)§		184,847	186,397
Eurohome UK Mortgages plc,
Series 2007-1 A 3.999%, 6/15/44 (l)(m)	GBP	24,567	33,044
EuroMASTR plc,
Series 2007-1V A2 4.049%, 6/15/40 (l)(m)		86,235	113,645
Eurosail-UK plc,
Series 2007-4X A3 4.799%, 6/13/45 (l)(m)		121,480	163,459
FHLMC,
Series 2708 ZD 5.500%, 11/15/33		$386,734	404,168
Series 375 C1 2.500%, 1/25/51 IO		4,385,358	669,510
Series 4438 B 3.000%, 10/15/43		84,896	83,265
Series 4790 F 4.288%, 10/15/43 (l)		182,920	179,175
Series 4989 FA 4.673%, 8/15/40 (l)		119,245	117,276
Series 4989 FB 4.673%, 10/15/40 (l)		81,612	80,221
Series 5004 LS 2.161%, 7/25/50 IO (l)		2,648,970	320,549
Series 5025 GB 1.500%, 10/25/50		6,499,000	4,298,943
Series 5028 TZ 2.000%, 10/25/50		6,731,940	3,846,506
Series 5140 WZ 2.500%, 9/25/51		6,064,181	3,897,790
Series 5468 QF 5.174%, 5/25/54 (l)		529,940	531,538
Series 5468 WF 4.974%, 11/25/54 (l)		83,766	83,942
Series 5471 FM 5.274%, 11/25/54 (l)		539,396	543,574
Series 5478 FD 5.274%, 2/25/54 (l)		48,847	49,226
Series 5482 FB 5.374%, 12/25/54 (l)		83,087	83,907
Series 5500 DF 5.224%, 10/25/54 (l)		60,029	60,471
Series 5502 EF 5.274%, 2/25/55 (l)		52,329	52,769
Series 5503 FB 5.224%, 2/25/55 (l)		71,240	71,785
Series 5508 FE 5.474%, 2/25/55 (l)		70,589	71,344
Series 5508 FG 5.274%, 2/25/55 (l)		1,758,499	1,771,881
Series 5543 FH 5.374%, 6/25/55 (l)		70,459	71,170

See Notes to Financial Statements.

1244

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Series 5563 FA 5.224%, 8/25/55 (l)	$141,952	$143,091
Series 5574 FB 5.224%, 9/25/55 (l)	57,102	57,554
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8 6.000%, 6/25/37	639,351	190,219
FNMA,
Series 2011-86 NF 4.539%, 9/25/41 (l)	51,116	50,937
Series 2015-11 A 3.000%, 5/25/34	135,039	133,530
Series 2020-77 S 0.276%, 11/25/50 IO (l)	6,313,470	284,013
Series 2021-67 IG 3.000%, 10/25/51 IO	1,565,310	255,624
Series 2021-95 LZ 3.000%, 1/25/52	5,630,957	3,930,731
Series 2023-35 FC 4.974%, 8/25/53 (l)	95,416	95,683
Series 2023-68 FB 4.924%, 1/25/54 (l)	100,862	101,118
Series 2024-32 2.500%, 4/25/51 IO	2,980,161	448,624
Series 2024-63 FH 4.974%, 9/25/54 (l)	71,913	72,115
Series 2024-88 FC 5.274%, 12/25/54 (l)	55,929	56,351
Series 2024-96 FA 5.274%, 12/25/54 (l)	106,276	107,106
Series 2025-1 FX 5.224%, 2/25/55 (l)	71,529	72,042
Series 2025-13 FB 5.174%, 3/25/55 (l)	80,666	81,173
Series 2025-2 FG 5.324%, 2/25/55 (l)	133,366	134,583
Series 2025-35 FJ 5.474%, 5/25/55 (l)	182,757	184,777
Series 2025-63 DF 5.274%, 8/25/55 (l)	40,776	41,152
Series 2025-9 FG 5.224%, 3/25/55 (l)	39,555	39,833
Series 426 C57 3.000%, 3/25/52 IO	3,510,226	594,772
Series 427 C28 2.500%, 10/25/50 IO	6,118,457	989,999
Series 437 C8 2.500%, 6/25/52 IO	3,967,699	615,959
GCAT Trust,
Series 2019-NQM3 M1 3.450%, 11/25/59 (l)§	500,000	471,743
Series 2022-INV2 A5 3.000%, 4/25/52 (l)§	472,547	414,734
Series 2025-NQM4 A1 5.529%, 6/25/70 (e)§	371,177	374,547
GNMA,
Series 2012-74 LF 4.248%, 6/20/42 (l)	431,197	425,462
Series 2013-116 LS 2.302%, 8/20/43 IO (l)	623,880	69,053
Series 2013-26 MS 2.402%, 2/20/43 IO (l)	596,105	67,411
Series 2014-20 TS 2.252%, 2/20/44 IO (l)	571,140	60,437
Series 2015-H15 FC 4.694%, 6/20/65 (l)	85,468	85,520
Series 2015-H16 FM 4.714%, 7/20/65 (l)	91,998	92,079
Series 2015-H18 FB 4.714%, 7/20/65 (l)	47,433	47,471
Series 2015-H19 FK 4.714%, 8/20/65 (l)	111,246	111,313
Series 2015-H20 FB 4.714%, 8/20/65 (l)	62,215	62,273
Series 2015-H20 FC 4.734%, 8/20/65 (l)	282,815	283,140
Series 2015-H22 FC 4.714%, 9/20/65 (l)	151,056	151,195
Series 2015-H29 FA 4.814%, 10/20/65 (l)	130	130
Series 2016-H11 F 4.914%, 5/20/66 (l)	72,523	72,795
Series 2016-H14 FA 4.914%, 6/20/66 (l)	56,969	57,172
Series 2016-H15 FA 4.914%, 7/20/66 (l)	55,601	55,810
Series 2016-H23 F 4.864%, 10/20/66 (l)	56,724	56,892
Series 2020-129 IW 2.500%, 9/20/50 IO	4,362,426	650,409
Series 2020-173 MI 2.500%, 11/20/50 IO	4,384,248	627,025
Series 2020-185 MI 2.500%, 12/20/50 IO	4,488,300	659,514
Series 2021-16 KI 2.500%, 1/20/51 IO	3,982,159	588,393
Series 2021-160 TI 3.000%, 9/20/51 IO	4,227,854	719,979
Series 2021-165 ID 3.000%, 9/20/51 IO	2,526,110	412,709
Series 2021-223 EZ 3.000%, 12/20/51	5,097,065	3,859,267
Series 2021-30 KI 3.000%, 2/20/51 IO	3,595,744	584,812
Series 2021-57 IA 2.500%, 12/20/50 IO	3,704,378	519,841
Series 2021-58 IY 3.000%, 2/20/51 IO	84,787	14,159
Series 2021-78 IP 3.000%, 5/20/51 IO	93,284	15,641
Series 2021-81 IM 3.500%, 5/20/51 IO	3,702,298	705,423
Series 2021-83 PI 3.000%, 5/20/51 IO	77,798	13,044
Series 2021-97 LI 3.000%, 8/20/50 IO	140,030	23,588
Series 2022-112 AI 2.500%, 10/20/50 IO	2,966,432	459,870
Series 2022-174 AZ 3.500%, 5/20/51	5,138,331	4,436,308
Series 2022-218 IB 3.000%, 7/20/50 IO	2,643,845	439,407
Series 2022-78 3.000%, 8/20/51 IO	64,956	10,886

See Notes to Financial Statements.

1245

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
Series 2022-85 IK 3.000%, 5/20/51 IO		$66,435	$11,215
Series 2022-H02 FN 4.418%, 1/20/72 (l)		263,041	260,644
Series 2022-H22 EF 4.668%, 10/20/72 (l)		133,873	134,168
Series 2022-H25 FA 5.058%, 11/20/72 (l)		489,403	497,961
Series 2022-H26 DF 4.938%, 12/20/72 (l)		301,133	305,054
Series 2023-19 2.500%, 2/20/51 IO		4,087,375	577,335
Series 2023-H01 FA 4.718%, 1/20/73 (l)		390,292	391,666
Series 2023-H02 FA 4.818%, 1/20/73 (l)		290,683	292,987
Series 2023-H02 FB 4.818%, 1/20/73 (l)		982,515	987,399
Series 2023-H03 FA 4.788%, 2/20/73 (l)		192,916	194,197
Series 2023-H28 F 4.968%, 12/20/73 (l)		389,363	393,766
Series 2023-H28 GF 4.818%, 12/20/73 (l)		805,169	812,163
Series 2025-9 FE 5.168%, 1/20/55 (l)		69,166	69,467
GS Mortgage-Backed Securities Trust,
Series 2022-NQM1 A4 4.000%, 5/25/62 (l)§		64,351	60,313
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 4.951%, 9/25/35 (l)		13,038	12,485
Series 2006-AR2 2A1 4.151%, 4/25/36 (l)		31,943	18,817
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A 4.625%, 1/19/35 (l)		100,154	90,439
HOMES Trust,
Series 2025-NQM1 M1 6.520%, 1/25/70 (l)§		300,000	304,557
Series 2025-NQM2 A1 5.425%, 2/25/70 (e)§		585,907	589,779
Household Capital RMBS,
Series 2025-1 A 5.390%, 7/21/87 (l)(m)	AUD	39,436	26,273
Impac CMB Trust,
Series 2007-A A 4.346%, 5/25/37 (l)§		$20,085	19,725
IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX1 A4 4.386%, 2/25/37 (l)		773,144	508,854
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1 5.141%, 11/25/36 (l)§		1,010,563	504,472
JP Morgan Mortgage Trust,
Series 2005-S3 1A2 5.750%, 1/25/36		660,225	287,480
Series 2006-A3 6A1 4.951%, 8/25/34 (l)		5,737	5,736
Series 2007-A1 3A3 5.191%, 7/25/35 (l)		11,337	10,877
Series 2021-7 A3 2.500%, 11/25/51 (l)§		491,195	412,656
Series 2021-INV5 A2A 2.500%, 12/25/51 (l)§		1,002,949	843,887
Series 2021-INV7 A3A 2.500%, 2/25/52 (l)§		503,975	456,213
Series 2021-INV7 A4A 2.500%, 2/25/52 (l)§		257,000	177,575
Series 2021-INV7 A5A 2.500%, 2/25/52 (l)§		115,479	95,757
Series 2024-VIS1 A1 5.990%, 7/25/64 (l)§		379,714	383,160
Series 2025-NQM3 A1 5.495%, 11/25/65 (l)§		366,990	370,119
Series 2025-NQM5 A1LC 5.019%, 5/25/65 (e)§		25,000	24,990
Series 2025-VIS1 M1 6.412%, 8/25/55 (l)§		287,000	291,098
Lehman Mortgage Trust,
Series 2007-1 1A2 5.750%, 2/25/37		618,395	628,542
Ludgate Funding plc,
Series 2007-1 A2A 4.040%, 1/1/61 (l)(m)	GBP	50,851	67,037
Series 2008-W1X A1 4.480%, 1/1/61 (l)(m)		103,815	138,843
MASTR Alternative Loan Trust,
Series 2005-2 5A1 6.500%, 12/25/34		$29,425	29,733
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1 3A 5.630%, 12/25/32 (l)		2,908	2,857
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-DSC2 A1 5.443%, 7/25/70 (l)§		162,294	163,886
Mortgage Loan Resecuritization Trust,
Series 2009-RS1 A85 4.327%, 4/16/36 (l)§		103,033	101,287
MortgageIT Trust,
Series 2005-4 A1 4.406%, 10/25/35 (l)		34,972	35,091
New Residential Mortgage Loan Trust,
Series 2015-1A A1 3.750%, 5/28/52 (l)§		133,883	129,653
Series 2018-RPL1 A1 3.500%, 12/25/57 (l)§		179,251	175,162
Series 2025-NQM1 A1 5.643%, 1/25/65 (e)§		167,052	169,288
Series 2025-NQM4 A1 5.350%, 7/25/65 (l)§		370,019	372,985
Nomura Asset Acceptance Corp.,
5.515%, 1/25/36 (l)		2,976,892	831,571
Series 2006-AP1 A5 6.059%, 1/25/36 (e)		2,237,906	624,126
OBX Trust,
Series 2025-NQM3 A1 5.648%, 12/1/64 (e)§		138,080	139,448

See Notes to Financial Statements.

1246

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
PRKCM Trust,
Series 2022-AFC2 A1 5.335%, 8/25/57 (l)§		$100,821	$100,731
Series 2023-AFC3 A1 6.584%, 9/25/58 (e)(l)§		223,075	224,303
PRPM LLC,
Series 2024-7 A1 5.870%, 11/25/29 (e)§		2,744,755	2,746,161
Series 2025-4 A1 6.179%, 6/25/30 (e)§		925,019	926,773
PRPM Trust,
Series 2025-NQM1 A1 5.802%, 11/25/69 (e)§		196,201	197,849
Series 2025-NQM1 M1A 6.645%, 11/25/69 (l)§		193,000	196,184
Series 2025-NQM2 A1 5.688%, 4/25/70 (e)§		513,882	517,879
Series 2025-NQM3 A1 5.606%, 5/25/70 (l)§		154,093	155,195
RALI Trust,
Series 2006-QO3 A1 4.266%, 4/25/46 (l)		3,614,261	889,094
Series 2007-QS6 A29 6.000%, 4/25/37		869,706	733,554
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1 4.186%, 6/25/35 (l)§		14,417	14,012
Series 2006-R1 AF1 4.186%, 1/25/36 (l)§		41,052	38,956
Residential Asset Securitization Trust,
Series 2006-A12 A2 6.250%, 11/25/36		2,895,786	1,003,026
Series 2006-A9CB A7 6.000%, 9/25/36		3,846,533	1,099,102
Resloc UK plc,
Series 2007-1X A3B 4.009%, 12/15/43 (l)(m)	GBP	53,762	71,682
RFMSI Trust,
Series 2006-S10 1A1 6.000%, 10/25/36		$305,666	249,285
Sequoia Mortgage Trust,
Series 10 2A1 4.608%, 10/20/27 (l)		25	25
Series 2003-4 2A1 4.548%, 7/20/33 (l)		2,679	2,690
Series 6 A 4.486%, 4/19/27 (l)		9,243	9,163
SG Residential Mortgage Trust,
Series 2021-2 B1 4.038%, 12/25/61 (l)§		1,700,000	1,305,667
Series 2025-1 A1 5.098%, 12/25/65 (l)§		100,000	100,138
Starwood Mortgage Residential Trust,
Series 2020-1 M1 2.878%, 2/25/50 (l)§		2,500,000	2,239,237
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-4 2A 5.093%, 4/25/34 (l)		57,974	57,653
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1 4.346%, 7/19/35 (l)		14,702	14,296
Series 2006-AR6 1A3 4.226%, 7/25/46 (l)		437,264	355,297
Towd Point Mortgage Funding plc,
Series 2024-GR6A A1 4.677%, 7/20/53 (l)§	GBP	336,062	453,401
Towd Point Mortgage Trust,
Series 2019-1 M1 3.750%, 3/25/58 (l)§		$1,500,000	1,315,867
Series 2022-1 A1 3.750%, 7/25/62 (l)§		256,146	246,326
Series 2024-5 A1A 4.606%, 10/25/64 (l)§		490,320	492,509
Uropa Securities plc,
Series 2007-1 A3A 4.076%, 10/10/40 (l)(m)	GBP	151,250	203,064
UWM Mortgage Trust,
Series 2021-INV2 A9 5.000%, 9/25/51 (l)§		$595,444	553,070
Series 2021-INV3 A9 5.000%, 11/25/51 (l)§		529,760	494,963
Verus Securitization Trust,
Series 2021-6 B1 4.047%, 10/25/66 (l)§		1,000,000	809,298
Series 2021-8 A1 2.824%, 11/25/66 (l)§		54,838	50,903
Series 2023-1 A1 5.850%, 12/25/67 (e)§		307,385	306,422
Series 2024-9 M1 6.198%, 11/25/69 (l)§		800,000	808,435
Series 2025-12 A1LC 5.110%, 12/25/70 (e)§		100,000	100,196
Series 2025-5 A1 5.427%, 6/25/70 (e)§		90,718	91,452
Series 2025-6 A1 5.417%, 7/25/70 (e)§		202,956	204,681

Total Collateralized Mortgage Obligations			85,607,716

Commercial Mortgage-Backed Securities (6.5%)
1211 Avenue of the Americas Trust,
Series 2015-1211 C 4.142%, 8/10/35 (l)§		100,000	93,941
Series 2015-1211 D 4.142%, 8/10/35 (l)§		100,000	90,955
1345 Trust,
Series 2025-AOA A 5.350%, 6/15/42 (l)§		28,000	28,087
20 Times Square Trust,
Series 2018-20TS B 3.100%, 5/15/35 (l)§		200,000	188,823
245 Park Avenue Trust,
Series 2017-245P XA 0.149%, 6/5/37 IO (l)§		1,000,000	2,166
280 Park Avenue Mortgage Trust,
Series 2017-280P A 4.930%, 9/15/34 (l)§		190,000	189,364
Series 2017-280P D 5.614%, 9/15/34 (l)§		200,000	198,051
Alen Mortgage Trust,
Series 2021-ACEN A 5.015%, 4/15/34 (l)§		13,000	12,355

See Notes to Financial Statements.

1247

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 D 1.750%, 5/15/53§	$100,000	$85,347
Series 2020-MF1 E 1.750%, 5/15/53§	100,000	82,494
AREIT Ltd.,
Series 2024-CRE9 A 5.437%, 5/17/41 (l)§	184,089	184,089
ARES Commercial Mortgage Trust,
Series 2024-IND A 5.442%, 7/15/41 (l)§	104,000	104,129
Ashford Hospitality Trust,
Series 2018-ASHF D 6.023%, 4/15/35 (l)§	16,000	15,818
Atrium Hotel Portfolio Trust,
Series 2017-ATRM D 5.998%, 12/15/36 (l)§	190,000	180,500
BAMLL Commercial Mortgage Securities Trust,
Series 2021-JACX A 4.915%, 9/15/38 (l)§	800,000	770,765
BAMLL Trust,
Series 2024-BHP A 6.100%, 8/15/39 (l)§	130,000	130,514
BANK,
Series 2017-BNK6 XA 0.762%, 7/15/60 IO (l)	2,600,730	20,854
Series 2018-BN10 XA 0.684%, 2/15/61 IO (l)	3,417,600	42,676
Series 2019-BN19 AS 3.446%, 8/15/61	249,000	228,675
Series 2019-BN20 AS 3.243%, 9/15/62 (l)	310,000	280,095
Series 2019-BN20 XB 0.363%, 9/15/62 IO (l)	530,000	6,401
Series 2020-BN25 AS 2.841%, 1/15/63	22,000	20,217
Series 2020-BN30 XB 0.717%, 12/15/53 IO (l)	5,331,000	158,767
Series 2021-BN33 XB 0.481%, 5/15/64 IO (l)	4,550,000	108,651
Series 2021-BN35 C 2.902%, 6/15/64 (l)	19,000	15,704
Series 2022-BNK40 A4 3.390%, 3/15/64 (l)	600,000	561,572
Series 2024-BNK47 A5 5.716%, 6/15/57	651,425	691,748
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10 C 4.874%, 7/15/49 (l)	250,000	246,542
Series 2017-BNK3 XB 0.589%, 2/15/50 IO (l)	1,000,000	4,932
BANK5,
Series 2024-5YR10 B 6.140%, 10/15/57 (l)	284,000	292,391
Series 2024-5YR8 XA 0.900%, 8/15/57 IO (l)	6,235,547	171,748
Series 2025-5YR15 AS 5.762%, 7/15/58	180,000	186,472
Series 2025-5YR16 AS 5.751%, 8/15/63 (l)	393,000	406,924
Series 2025-5YR17 AS 5.626%, 11/15/58 (l)	296,000	306,746
BBCCRE Trust,
Series 2015-GTP A 3.966%, 8/10/33§	$900,000	841,726
BBCMS Mortgage Trust,
Series 2017-C1 B 4.089%, 2/15/50	100,000	95,557
Series 2018-TALL A 4.670%, 3/15/37 (l)§	45,000	42,543
Series 2020-C7 AS 2.444%, 4/15/53	186,000	162,446
Series 2021-C9 XA 1.553%, 2/15/54 IO (l)	2,544,874	151,244
Series 2024-5C29 A3 5.208%, 9/15/57	240,000	246,717
Series 2025-5C36 A3 5.517%, 8/15/58	268,000	279,604
Series 2025-5C36 AS 5.835%, 8/15/58 (l)	256,000	265,805
Series 2025-5C37 AS 5.382%, 9/15/58 (l)	297,000	303,056
Series 2025-5C38 AS 5.476%, 11/15/58	298,000	306,352
Series 2025-C35 A5 5.586%, 7/15/58 (l)	53,000	55,874
Series 2025-C35 AS 5.843%, 7/15/58 (l)	15,000	15,705
Series 2025-C35 D 4.500%, 7/15/58§	14,000	10,647
Series 2025-C39 A5 5.297%, 12/15/58	300,000	309,752
BBCMS Trust,
Series 2015-SRCH A1 3.312%, 8/10/35§	27,274	26,905
Series 2015-SRCH XA 0.827%, 8/10/35 IO (l)§	837,764	7,689
Series 2021-C10 XA 1.207%, 7/15/54 IO (l)	3,299,447	160,145
Benchmark Mortgage Trust,
Series 2019-B9 A5 4.016%, 3/15/52	700,000	689,315
Series 2019-B9 XA 1.005%, 3/15/52 IO (l)	900,029	22,589
Series 2020-B16 XA 0.910%, 2/15/53 IO (l)	3,799,122	110,547
Series 2020-B17 XB 0.497%, 3/15/53 IO (l)	1,000,000	18,174
Series 2020-B21 A5 1.978%, 12/17/53	18,000	15,926
Series 2020-IG3 XA 0.690%, 9/15/48 IO (l)§	5,530,277	59,546
Series 2021-B23 XA 1.255%, 2/15/54 IO (l)	977,751	45,667
Series 2021-B24 XA 1.129%, 3/15/54 IO (l)	1,144,355	44,206
Series 2021-B25 A5 2.577%, 4/15/54	160,000	143,682
Series 2021-B27 XA 1.232%, 7/15/54 IO (l)	3,558,492	166,995
Series 2024-V10 A3 5.277%, 9/15/57	250,000	257,233
Series 2024-V6 A3 5.926%, 3/15/57	298,000	311,199

See Notes to Financial Statements.

1248

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
Series 2024-V8 A1 5.514%, 7/15/57		$180,250	$183,505
Series 2024-V9 A3 5.602%, 8/15/57		241,000	250,250
Series 2025-V15 AS 6.175%, 6/15/58		256,000	268,718
Series 2025-V16 A3 5.439%, 8/15/58 (l)		180,000	187,064
Series 2025-V17 AM 5.425%, 9/15/58 (l)		395,000	403,813
Series 2025-V18 AS 5.593%, 10/15/58		298,000	306,933
BFLD Mortgage Trust,
Series 2024-VICT A 5.640%, 7/15/41 (l)§		36,000	36,158
BFLD Trust,
Series 2020-EYP A 5.015%, 10/15/35 (l)§		700,000	556,825
Series 2025-EWEST A 5.300%, 6/15/42 (l)§		103,000	103,000
Series 2025-FPM A 5.011%, 10/10/40 (l)§		200,000	201,630
BMO Mortgage Trust,
Series 2023-C5 XA 0.721%, 6/15/56 IO (l)		382,969	15,235
Series 2024-5C7 AS 5.888%, 11/15/57 (l)		443,000	455,373
Series 2025-5C10 AS 5.947%, 5/15/58 (l)		295,000	306,354
Series 2025-5C12 AS 5.557%, 10/15/58		297,000	304,161
Series 2025-5C9 AS 6.165%, 4/15/58 (l)		295,000	309,233
BOCA Commercial Mortgage Trust,
Series 2025-BOCA A 5.450%, 12/15/42 (l)§		180,000	180,225
BPR Trust,
Series 2021-TY A 4.915%, 9/15/38 (l)§		180,000	179,887
BRCK Trust,
Series 2025-830B A 4.956%, 12/10/42 (l)§		100,000	99,963
BSTN Commercial Mortgage Trust,
Series 2025-HUB A 4.899%, 4/13/41 (l)§		150,000	150,775
BWAY Mortgage Trust,
Series 2013-1515 A2 3.454%, 3/10/33§		94,461	89,482
Series 2013-1515 C 3.446%, 3/10/33§		100,000	92,315
Series 2021-1450 A 5.115%, 9/15/36 (l)§		700,000	687,294
BWAY Trust,
Series 2025-1535 A 6.309%, 5/5/42 (l)§		10,000	10,376
BX Commercial Mortgage Trust,
Series 2020-VIV3 B 3.544%, 3/9/44 (l)§		120,000	113,193
Series 2021-XL2 A 4.553%, 10/15/38 (l)§		122,783	122,169
Series 2021-XL2 D 5.261%, 10/15/38 (l)§		182,000	181,090
Series 2022-AHP A 4.740%, 1/17/39 (l)§		600,000	597,761
Series 2024-AIRC A 5.441%, 8/15/41 (l)§		190,984	191,222
Series 2024-BRBK A 6.614%, 10/15/41 (l)§		96,000	96,239
Series 2024-KING A 5.291%, 5/15/34 (l)§		98,701	98,701
Series 2024-MDHS A 5.391%, 5/15/41 (l)§		160,737	160,987
BX Trust,
Series 2019-OC11 E 3.944%, 12/9/41 (l)§		200,000	184,607
Series 2021-VIEW D 6.764%, 6/15/36 (l)§		120,000	119,953
Series 2022-VAMF B 5.030%, 1/15/39 (l)§		17,000	16,989
Series 2024-PALM A 5.291%, 6/15/37 (l)§		90,000	90,056
Series 2024-VLT4 A 5.242%, 6/15/41 (l)§		200,000	199,876
Series 2025-ARIA A 5.031%, 12/13/42 (l)§		155,000	156,088
Series 2025-LUNR A 5.250%, 6/15/40 (l)§		10,652	10,665
Series 2025-VLT6 A 5.193%, 3/15/42 (l)§		220,000	219,726
Series 2025-VOLT A 5.450%, 12/15/44 (l)§		100,000	99,875
BXP Trust,
Series 2017-CC D 3.552%, 8/13/37 (l)§		30,000	25,284
Series 2017-GM A 3.379%, 6/13/39§		190,000	187,690
Series 2017-GM B 3.425%, 6/13/39 (l)§		140,000	137,977
Series 2017-GM D 3.425%, 6/13/39 (l)§		80,000	78,342
Series 2021-601L D 2.775%, 1/15/44 (l)§		102,000	83,481
Cassia SRL,
Series 2022-1A A 4.554%, 5/22/34 (l)§	EUR	235,633	277,604
CD Mortgage Trust,
Series 2017-CD3 A4 3.631%, 2/10/50		$10,000	9,753
CENT Trust,
Series 2025-CITY A 4.920%, 7/10/40 (l)§		177,000	178,916
CFCRE Commercial Mortgage Trust,
Series 2016-C4 XA 1.441%, 5/10/58 IO (l)		209,857	329
Series 2016-C4 XB 0.690%, 5/10/58 IO (l)		110,000	183
Series 2017-C8 B 4.199%, 6/15/50 (l)		37,000	35,917
Citigroup Commercial Mortgage Trust,
Series 2020-420K D 3.312%, 11/10/42 (l)§		150,000	133,849

See Notes to Financial Statements.

1249

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Series 2020-420K X 0.801%, 11/10/42 IO (l)§	$1,000,000	$33,271
Series 2020-555 A 2.647%, 12/10/41§	140,000	127,621
COAST Commercial Mortgage Trust,
Series 2023-2HTL A 6.341%, 8/15/36 (l)§	108,000	107,934
Series 2023-2HTL D 8.189%, 8/15/36 (l)§	100,000	99,877
Commercial Mortgage Trust,
Series 2015-DC1 XA 0.565%, 2/10/48 IO (l)	234,351	216
Series 2016-COR1 ASB 2.972%, 10/10/49	160,065	159,647
Series 2018-COR3 XD 1.750%, 5/10/51 IO (l)§	50,000	1,727
Series 2024-WCL1 A 5.591%, 6/15/41 (l)§	90,000	89,664
Series 2024-WCL1 B 6.340%, 6/15/41 (l)§	27,000	26,899
CONE Trust,
Series 2024-DFW1 A 5.392%, 8/15/41 (l)§	30,000	29,953
CSAIL Commercial Mortgage Trust,
Series 2015-C1 XA 0.170%, 4/15/50 IO (l)	217,551	—
Series 2016-C5 C 4.399%, 11/15/48 (l)	8,374	8,309
Series 2017-CX10 XB 0.233%, 11/15/50 IO (l)	1,000,000	4,513
Series 2018-C14 C 4.877%, 11/15/51 (l)	250,000	230,129
Series 2018-CX12 C 4.722%, 8/15/51 (l)	58,000	53,979
Series 2019-C16 XA 1.532%, 6/15/52 IO (l)	936,731	39,492
Series 2019-C17 XA 1.309%, 9/15/52 IO (l)	4,431,651	163,854
Series 2019-C17 XB 0.525%, 9/15/52 IO (l)	1,000,000	17,067
Series 2019-C18 D 2.500%, 12/15/52§	170,000	141,927
CSMC Trust,
Series 2017-TIME A 3.646%, 11/13/39§	100,000	95,625
Series 2021-ADV A 5.265%, 7/15/38 (l)§	800,000	710,411
Series 2021-B33 A1 3.053%, 10/10/43§	85,095	80,103
Series 2021-B33 A2 3.167%, 10/10/43§	190,000	169,841
DBGS Mortgage Trust,
Series 2019-1735 X 0.291%, 4/10/37 IO (l)§	1,365,000	12,133
Series 2024-SBL A 5.633%, 8/15/34 (l)§	11,000	11,000
DBJPM Mortgage Trust,
Series 2016-C1 A4 3.276%, 5/10/49	20,000	19,942
Series 2017-C6 XD 1.000%, 6/10/50 IO (l)	300,000	3,674
DGWD Trust,
Series 2025-INFL A 5.350%, 8/15/35 (l)§	114,000	114,155
DK Trust,
Series 2025-LXP A 5.327%, 8/15/37 (l)§	34,000	34,043
Series 2025-LXP D 6.625%, 8/15/37 (l)§	11,000	11,027
DOLP Trust,
Series 2021-NYC A 2.956%, 5/10/41§	1,000,000	899,374
ELM Trust,
Series 2024-ELM A10 5.801%, 6/10/39 (l)§	44,000	44,260
Series 2024-ELM A15 5.801%, 6/10/39 (l)§	44,000	44,260
Series 2024-ELM XP10 0.234%, 6/10/39 IO (l)§	1,000,000	963
EQT Trust,
Series 2024-EXTR A 5.331%, 7/5/41 (l)§	18,000	18,387
EQUS Mortgage Trust,
Series 2021-EQAZ A 4.770%, 10/15/38 (l)§	397,418	396,928
FHLMC Multiclass Certificates,
Series 2024-P015 A1 4.296%, 11/25/32 (l)	14,083	14,066
FHLMC Multifamily Structured Pass-Through Certificates,
Series K120 X1 1.027%, 10/25/30 IO (l)	2,404,661	95,152
Series K121 X1 1.014%, 10/25/30 IO (l)	116,057	4,514
Series KJ48 A2 5.028%, 10/25/31	25,000	25,769
Series KL05 X1P 0.892%, 6/25/29 IO (l)	662,000	19,075
Series KL06 XFX 1.357%, 12/25/29 IO (l)	166,829	6,312
FNMA ACES,
Series 2019-M32 X2 1.118%, 10/25/29 IO (l)	17,725,648	485,043
Series 2020-M13 X1 1.129%, 6/25/31 IO (l)	15,767,640	491,274
Series 2020-M15 X1 1.449%, 9/25/31 IO (l)	2,982,769	162,428
Series 2022-M4 A1X 2.457%, 5/25/30 (l)	1,234,533	1,189,136
Series 2025-M1 A2 4.700%, 1/25/35 (l)	4,864,000	4,910,926
GNMA,
Series 2013-30 0.533%, 9/16/53 IO (l)	32,292	393
Series 2016-96 0.769%, 12/16/57 IO (l)	29,067	1,000
Series 2021-143 0.967%, 10/16/63 IO (l)	6,860,082	442,561
Series 2021-20 1.145%, 8/16/62 IO (l)	4,873,792	353,976
Series 2021-208 0.757%, 6/16/64 IO (l)	8,111,190	413,561
Series 2021-22 0.969%, 5/16/63 IO (l)	6,027,628	383,080

See Notes to Financial Statements.

1250

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Series 2021-52 0.722%, 4/16/63 IO (l)	$6,129,558	$303,804
Series 2021-71 0.864%, 10/16/62 IO (l)	6,826,719	420,230
Series 2022-13 0.826%, 1/16/63 IO (l)	16,092,827	992,770
Series 2022-21 0.785%, 10/16/63 IO (l)	16,103,151	992,474
Series 2022-49 0.756%, 3/16/64 IO (l)	7,899,113	410,541
Series 2022-67 0.897%, 8/16/63 IO (l)	13,295,970	991,116
Series 2023-118 BA 3.750%, 5/16/65 (l)	14,660	13,344
Series 2023-50 AC 3.250%, 9/16/63 (l)	11,417	10,184
Series 2025-126 AD 5.000%, 5/16/65	102,626	101,386
Series 2025-128 AD 5.000%, 10/16/56	93,547	93,708
Series 2025-128 AG 4.750%, 7/16/66	93,664	92,268
Series 2025-129 AB 4.750%, 9/16/54	29,836	29,463
Series 2025-130 AL 4.750%, 8/16/56	29,847	29,478
Series 2025-88 AT 5.000%, 6/16/58	23,632	23,742
Grace Trust,
Series 2020-GRCE D 2.680%, 12/10/40 (l)§	142,000	124,410
Great Wolf Trust,
Series 2024-WLF2 A 5.441%, 5/15/41 (l)§	76,000	76,213
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A 2.856%, 5/10/34§	84,854	73,507
Series 2018-TWR D 5.648%, 7/15/31 (l)§	110,000	15,400
Series 2023-FUN A 5.841%, 3/15/28 (l)§	100,000	100,372
GS Mortgage Securities Trust,
Series 2016-GS3 XA 1.159%, 10/10/49 IO (l)	254,752	633
Series 2017-GS7 XA 1.023%, 8/10/50 IO (l)	2,239,987	23,313
Series 2019-GSA1 XA 0.800%, 11/10/52 IO (l)	1,132,409	27,557
Series 2020-GC45 XA 0.613%, 2/13/53 IO (l)	3,075,885	61,450
HILT Commercial Mortgage Trust,
Series 2024-ORL D 6.939%, 5/15/37 (l)§	100,000	100,498
HLTN Commercial Mortgage Trust,
Series 2024-DPLO A 5.392%, 6/15/41 (l)§	24,000	24,045
ILPT Commercial Mortgage Trust,
Series 2025-LPF2 A 5.292%, 7/13/42 (l)§	115,000	117,112
Series 2025-LPF2 D 6.508%, 7/13/42 (l)§	200,000	203,187
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP3 B 3.397%, 8/15/49 (l)	331,000	311,235
Series 2016-JP3 XC 0.750%, 8/15/49 IO (l)§	240,000	959
Series 2018-AON A 4.128%, 7/5/31§	23,000	20,151
Series 2018-PHH A 5.007%, 6/15/35 (l)§	106,599	87,478
Series 2021-MHC A 4.915%, 4/15/38 (l)§	8,659	8,657
Series 2021-MHC D 5.815%, 4/15/38 (l)§	90,000	90,000
Series 2022-DATA A 3.916%, 6/10/42 (l)§	600,000	557,465
Series 2022-OPO D 3.450%, 1/5/39 (l)§	100,000	79,966
Series 2025-BHR5 A 5.444%, 3/15/40 (l)§	26,069	26,101
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25 XA 0.411%, 11/15/47 IO (l)	476,238	661
Series 2015-C32 XA 0.988%, 11/15/48 IO (l)	466,610	1,124
Series 2015-C33 D1 4.292%, 12/15/48 (l)§	100,000	92,113
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 C 3.696%, 7/15/50 (l)	350,000	313,719
Series 2019-COR5 A3 3.123%, 6/13/52	20,000	19,337
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA 1.480%, 6/15/49 IO (l)	861,907	2,767
Series 2016-C4 XC 0.750%, 12/15/49 IO (l)§	1,800,000	8,051
Series 2020-COR7 XA 1.638%, 5/13/53 IO (l)	2,236,009	100,994
JW Commercial Mortgage Trust,
Series 2024-MRCO A 5.371%, 6/15/39 (l)§	32,000	32,050
Series 2024-MRCO D 6.939%, 6/15/39 (l)§	24,000	24,060
KREST Commercial Mortgage Securities Trust,
Series 2021-CHIP A 2.558%, 11/5/44§	700,000	556,850
KSL Trust,
5.643%, 6/15/30 (l)§	13,000	12,970
Ladder Capital Commercial Mortgage Trust,
Series 2013-GCP XA 1.130%, 2/15/36 IO (l)§	868,999	17,407
LCCM Trust,
Series 2017-LC26 C 4.706%, 7/12/50§	300,000	284,105
LoanCore Issuer LLC,
Series 2025-CRE8 A 5.121%, 8/17/42 (l)§	280,000	280,000
LSTAR Commercial Mortgage Trust,
Series 2017-5 X 0.869%, 3/10/50 IO (l)§	2,034,240	8,982

See Notes to Financial Statements.

1251

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
MAD Commercial Mortgage Trust,
Series 2025-11MD C 5.631%, 10/15/42 (l)§	$150,000	$151,446
MCR Mortgage Trust,
Series 2024-TWA A 5.924%, 6/12/39§	33,000	33,492
Series 2024-TWA XA 0.920%, 6/12/39 IO§	178,000	1,458
MIRA Trust,
Series 2023-MILE A 6.755%, 6/10/38§	100,000	103,879
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C31 ASB 2.952%, 11/15/49	4,674	4,666
Morgan Stanley Capital I Trust,
Series 2017-H1 B 4.075%, 6/15/50	198,000	193,477
Series 2017-H1 XD 2.137%, 6/15/50 IO (l)§	300,000	7,541
Series 2018-MP A 4.276%, 7/11/40 (l)§	219,000	203,534
Series 2019-H6 XB 0.709%, 6/15/52 IO (l)	1,000,000	22,332
Series 2019-L2 XA 0.991%, 3/15/52 IO (l)	2,626,134	68,536
Series 2019-L3 XA 0.603%, 11/15/52 IO (l)	4,168,212	85,847
Series 2020-L4 B 3.082%, 2/15/53	207,000	187,817
Series 2024-NSTB A 3.900%, 9/24/57 (l)§	224,660	223,911
MSWF Commercial Mortgage Trust,
Series 2023-2 XA 0.907%, 12/15/56 IO (l)	997,460	56,012
Natixis Commercial Mortgage Securities Trust,
Series 2018-SOX A 4.404%, 6/17/38§	100,000	96,564
Series 2021-APPL A 4.965%, 8/15/38 (l)§	649,721	631,331
NCMF Trust,
Series 2025-MFS A 4.883%, 6/10/33 (l)§	67,000	67,327
New Orleans Hotel Trust,
Series 2019-HNLA A 4.787%, 4/15/32 (l)§	400,000	399,362
NJ Trust,
Series 2025-WBRK A 5.867%, 3/5/35 (l)§	188,000	195,076
NRTH Commercial Mortgage Trust,
Series 2025-PARK A 5.143%, 10/15/40 (l)§	100,000	100,094
NYC Trust,
Series 2025-77C A 4.790%, 1/10/38 (l)§	120,000	120,615
NYO Commercial Mortgage Trust,
Series 2021-1290 A 4.960%, 11/15/38 (l)§	1,100,000	1,098,003
Olympic Tower Mortgage Trust,
Series 2017-OT XA 0.379%, 5/10/39 IO (l)§	1,000,000	3,590
One Market Plaza Trust,
Series 2017-1MKT XCP 0.000%, 2/10/32 IO (l)§	830,825	1
Series 2017-1MKT XNCP 0.090%, 2/10/32 IO (l)§	166,165	48
ONE Mortgage Trust,
Series 2021-PARK A 4.564%, 3/15/36 (l)§	600,000	597,494
PENN Commercial Mortgage Trust,
Series 2025-P11 A 5.344%, 8/10/42 (l)§	12,000	12,304
PGA Trust,
Series 2024-RSR2 A 5.641%, 6/15/39 (l)§	114,000	113,964
ROCK Trust,
Series 2024-CNTR A 5.388%, 11/13/41§	140,000	143,596
SCG Commercial Mortgage Trust,
Series 2025-FLWR A 5.000%, 8/15/42 (l)§	183,000	183,114
SFO Commercial Mortgage Trust,
Series 2021-555 B 5.364%, 5/15/38 (l)§	180,000	179,117
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ D 3.477%, 9/15/39 (l)§	30,000	26,267
SREIT Trust,
Series 2021-MFP D 5.443%, 11/15/38 (l)§	307,855	307,666
UBS Commercial Mortgage Trust,
Series 2017-C7 A4 3.679%, 12/15/50	140,000	138,881
Series 2018-C13 XA 0.782%, 10/15/51 IO (l)	7,513,088	128,296
Series 2018-C8 C 4.682%, 2/15/51 (l)	226,000	210,996
Series 2019-C17 XA 1.436%, 10/15/52 IO (l)	907,580	38,835
Series 2019-C18 XA 0.977%, 12/15/52 IO (l)	907,772	27,784
VEGAS Trust,
Series 2024-TI A 5.518%, 11/10/39§	100,000	101,594
Velocity Commercial Capital Loan Trust,
Series 2019-1 A 3.760%, 3/25/49 (l)§	182,303	178,801
Series 2024-6 A 5.810%, 12/25/54 (l)§	830,659	833,465
VNDO Trust,
Series 2016-350P D 3.903%, 1/10/35 (l)§	100,000	98,551
VRTX Trust,
Series 2025-HQ A 4.926%, 8/5/42 (l)§	100,000	100,506
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27 C 3.894%, 2/15/48	90,954	81,182
Series 2015-LC20 C 4.056%, 4/15/50 (l)	51,464	50,166
Series 2015-NXS2 XA 0.788%, 7/15/58 IO (l)	182,722	—

See Notes to Financial Statements.

1252

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Series 2016-BNK1 XD 1.212%, 8/15/49 IO (l)§	$1,000,000	$4,029
Series 2016-C33 XA 1.447%, 3/15/59 IO (l)	379,978	228
Series 2016-C34 A3FL 4.890%, 6/15/49 (l)§	19,914	19,911
Series 2017-C38 XA 0.900%, 7/15/50 IO (l)	2,140,331	17,832
Series 2017-C39 XA 1.068%, 9/15/50 IO (l)	2,062,874	28,405
Series 2018-1745 A 3.749%, 6/15/36 (l)§	600,000	563,632
Series 2018-C46 B 4.633%, 8/15/51	24,000	22,959
Series 2019-C49 B 4.546%, 3/15/52	90,000	88,299
Series 2019-C50 B 4.192%, 5/15/52	150,000	140,013
Series 2019-C50 XA 1.403%, 5/15/52 IO (l)	805,370	27,267
Series 2020-C55 AS 2.937%, 2/15/53	207,000	191,369
Series 2020-C55 XA 1.267%, 2/15/53 IO (l)	3,851,786	168,576
Series 2020-C56 XA 1.264%, 6/15/53 IO (l)	3,004,031	123,483
Series 2021-C59 XA 1.483%, 4/15/54 IO (l)	2,922,254	163,317
Series 2021-FCMT D 7.365%, 5/15/31 (l)§	110,000	110,192
Series 2024-5C2 AS 6.145%, 11/15/57 (l)	315,000	330,465
Series 2024-BPRC B 6.215%, 7/15/43§	47,000	48,123
Series 2024-BPRC C 6.432%, 7/15/43§	30,000	30,602
Series 2024-BPRC D 7.082%, 7/15/43§	10,000	10,249
Series 2024-BPRC X 0.091%, 7/15/43 IO (l)§	369,000	3,090
Series 2025-5C3 AS 6.390%, 1/15/58 (l)	295,000	311,842
Series 2025-5C6 AS 5.582%, 10/15/58 (l)	297,000	306,112
Series 2025-5C7 AS 5.503%, 12/15/58	298,000	306,269
WEST Trust,
Series 2025-ROSE A 5.275%, 4/10/35 (l)§	18,000	18,283

Total Commercial Mortgage-Backed Securities		52,495,413

Corporate Bonds (26.9%)
Communication Services (1.4%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.
3.800%, 2/15/27	100,000	99,774
4.250%, 3/1/27	150,000	150,300
4.100%, 2/15/28	120,000	120,007
4.300%, 2/15/30	130,000	130,194
5.400%, 2/15/34	329,000	341,395
3.500%, 9/15/53	54,000	36,262
6.050%, 8/15/56	137,000	137,965
3.800%, 12/1/57	164,000	112,835
3.650%, 9/15/59	260,000	171,861
3.850%, 6/1/60	54,000	37,190
3.500%, 2/1/61	93,000	59,425
Bell Canada
5.200%, 2/15/34	100,000	101,750
NBN Co. Ltd.
4.250%, 10/1/29§	500,000	500,522
Verizon Communications, Inc.
4.125%, 3/16/27	112,000	112,295
2.100%, 3/22/28	60,000	57,621
4.329%, 9/21/28	118,000	118,939
1.500%, 9/18/30	55,000	48,477
2.550%, 3/21/31	597,000	544,454
2.355%, 3/15/32	225,000	198,161
5.401%, 7/2/37§	112,000	113,059
5.875%, 11/30/55	114,000	112,870
6.000%, 11/30/65	114,000	112,803

		3,418,159

Entertainment (0.1%)
Netflix, Inc.
4.900%, 8/15/34 (x)	40,000	40,968
Take-Two Interactive Software, Inc.
4.950%, 3/28/28	50,000	50,944
Walt Disney Co. (The)
3.800%, 3/22/30	250,000	247,796
Warnermedia Holdings, Inc.
3.755%, 3/15/27	375,000	371,250

		710,958

Interactive Media & Services (0.2%)
Alphabet, Inc.
4.100%, 11/15/30	289,000	290,033
4.375%, 11/15/32	100,000	100,379
4.700%, 11/15/35	60,000	60,136
5.700%, 11/15/75	238,000	234,261
Meta Platforms, Inc.
4.600%, 5/15/28	100,000	101,811
4.200%, 11/15/30	40,000	40,120
4.750%, 8/15/34	55,000	55,533
4.875%, 11/15/35	150,000	149,983
4.650%, 8/15/62	223,000	180,571
5.550%, 8/15/64	11,000	10,215

		1,223,042

Media (0.4%)
Charter Communications Operating LLC
6.650%, 2/1/34	15,000	15,814
6.550%, 6/1/34	310,000	326,077
6.384%, 10/23/35	118,000	121,704
3.500%, 3/1/42	56,000	38,885
5.750%, 4/1/48	279,000	240,085
4.800%, 3/1/50	48,000	36,164
3.700%, 4/1/51	189,000	119,319
3.900%, 6/1/52	14,000	9,057
5.250%, 4/1/53	14,000	11,101
3.850%, 4/1/61	1,258,000	751,907
4.400%, 12/1/61	112,000	73,190
3.950%, 6/30/62	45,000	27,094

See Notes to Financial Statements.

1253

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
Comcast Corp.
4.150%, 10/15/28		$245,000	$246,083
2.650%, 2/1/30		200,000	188,783
1.950%, 1/15/31		16,000	14,271
5.500%, 11/15/32		20,000	21,065
Cox Communications, Inc.
3.500%, 8/15/27§		400,000	395,309
Fox Corp.
4.709%, 1/25/29		100,000	101,195
Paramount Global
3.700%, 10/4/26 (e)		42,000	41,789
2.900%, 1/15/27		112,000	110,188
4.950%, 1/15/31		200,000	191,921
5.250%, 4/1/44		15,000	11,291
4.900%, 8/15/44		11,000	7,873
4.600%, 1/15/45		12,000	8,266
WPP Finance 2013
3.625%, 6/9/31 (m)	EUR	200,000	231,832

			3,340,263

Wireless Telecommunication Services (0.3%)
America Movil SAB de CV
5.000%, 1/20/33		$100,000	101,515
Rogers Communications, Inc.
3.200%, 3/15/27		65,000	64,351
5.300%, 2/15/34		100,000	100,838
T-Mobile USA, Inc.
3.750%, 4/15/27		200,000	199,308
4.850%, 1/15/29		475,000	484,886
3.375%, 4/15/29		113,000	110,067
3.875%, 4/15/30		1,120,000	1,100,334
5.125%, 5/15/32		166,000	170,755
5.200%, 1/15/33		146,000	150,898
5.150%, 4/15/34		150,000	153,373
3.600%, 11/15/60		82,000	54,521
5.800%, 9/15/62		136,000	133,994

			2,824,840

Total Communication Services			11,517,262

Consumer Discretionary (1.1%)
Automobile Components (0.0%)†
Magna International, Inc.
5.500%, 3/21/33		100,000	104,833

Automobiles (0.5%)
Ford Motor Co.
3.250%, 2/12/32		200,000	176,426
6.100%, 8/19/32		200,000	206,010
General Motors Co.
5.350%, 4/15/28		16,000	16,384
6.250%, 4/15/35		150,000	159,138
Hyundai Capital America
5.500%, 3/30/26§		300,000	300,782
5.950%, 9/21/26§		200,000	202,362
5.250%, 1/8/27§		300,000	303,026
Mercedes-Benz Finance North America LLC
4.800%, 3/30/28§		500,000	508,043
Nissan Motor Co. Ltd.
3.201%, 9/17/28 (m)	EUR	400,000	460,671
4.810%, 9/17/30§		$700,000	657,517
Toyota Motor Corp.
5.123%, 7/13/33		150,000	155,951
Volkswagen Group of America Finance LLC
5.650%, 9/12/28§		400,000	411,845

			3,558,155

Broadline Retail (0.2%)
Alibaba Group Holding Ltd.
2.125%, 2/9/31		100,000	90,685
Amazon.com, Inc.
3.300%, 4/13/27		100,000	99,482
3.150%, 8/22/27		50,000	49,627
1.650%, 5/12/28		50,000	47,555
1.500%, 6/3/30		85,000	76,668
2.100%, 5/12/31		50,000	45,032
3.600%, 4/13/32		100,000	97,095
4.650%, 11/20/35 (x)		340,000	338,413
3.950%, 4/13/52		171,000	133,821
5.550%, 11/20/65		130,000	126,178
eBay, Inc.
5.125%, 11/6/35		100,000	99,962
Prosus NV
4.193%, 1/19/32 (m)		200,000	191,688

			1,396,206

Diversified Consumer Services (0.0%)†
Wand NewCo 3, Inc.
7.625%, 1/30/32§		300,000	316,947

Hotels, Restaurants & Leisure (0.3%)
Choice Hotels International, Inc.
3.700%, 12/1/29		600,000	583,813
Expedia Group, Inc.
4.625%, 8/1/27		63,000	63,397
3.250%, 2/15/30		372,000	356,869
Hyatt Hotels Corp.
5.750%, 1/30/27		30,000	30,444
Las Vegas Sands Corp.
6.000%, 8/15/29		400,000	417,308
Marriott International, Inc.
5.000%, 10/15/27		55,000	55,936
4.800%, 3/15/30		400,000	408,403
4.500%, 10/1/34		31,000	30,148
Series FF
4.625%, 6/15/30		25,000	25,379
Series X
4.000%, 4/15/28		25,000	25,017
McDonald’s Corp.
2.625%, 9/1/29		40,000	38,157
Royal Caribbean Cruises Ltd.
5.375%, 1/15/36		50,000	50,290
Starbucks Corp.
3.550%, 8/15/29		100,000	98,237
3.000%, 2/14/32 (x)		20,000	18,442

			2,201,840

Household Durables (0.0%)†
DR Horton, Inc.
5.500%, 10/15/35		25,000	26,037
Leggett & Platt, Inc.
3.500%, 11/15/27 (x)		25,000	24,553
Lennar Corp.
4.750%, 11/29/27		100,000	100,789
Mohawk Industries, Inc.
3.625%, 5/15/30		25,000	24,248

			175,627

See Notes to Financial Statements.

1254

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
Leisure Products (0.0%)†
Hasbro, Inc.
3.500%, 9/15/27		$15,000	$14,849

Specialty Retail (0.1%)
AutoZone, Inc.
4.500%, 2/1/28		70,000	70,605
Home Depot, Inc. (The)
0.900%, 3/15/28		65,000	61,229
2.950%, 6/15/29		30,000	29,012
4.750%, 6/25/29		45,000	46,152
1.875%, 9/15/31		85,000	74,719
3.250%, 4/15/32		45,000	42,436
4.650%, 9/15/35		40,000	39,692
Lowe’s Cos., Inc.
3.650%, 4/5/29		200,000	197,464
5.000%, 4/15/33		40,000	40,906
O’Reilly Automotive, Inc.
4.350%, 6/1/28		50,000	50,355
Tractor Supply Co.
5.250%, 5/15/33		5,000	5,168

			657,738

Textiles, Apparel & Luxury Goods (0.0%)†
Ralph Lauren Corp.
2.950%, 6/15/30		15,000	14,259

Total Consumer Discretionary			8,440,454

Consumer Staples (0.9%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29		250,000	255,041
Coca-Cola Co. (The)
2.900%, 5/25/27		50,000	49,489
2.000%, 3/5/31		65,000	58,953
4.650%, 8/14/34		55,000	56,151
Constellation Brands, Inc.
4.350%, 5/9/27		100,000	100,372
4.800%, 1/15/29		375,000	381,214
Diageo Capital plc
2.375%, 10/24/29		200,000	187,949
Heineken NV
3.505%, 5/3/34 (m)	EUR	150,000	174,995
Keurig Dr Pepper, Inc.
3.950%, 4/15/29		$100,000	98,818
PepsiCo, Inc.
3.000%, 10/15/27		100,000	99,027
2.750%, 3/19/30		200,000	189,954

			1,651,963

Consumer Staples Distribution & Retail (0.1%)
Costco Wholesale Corp.
1.600%, 4/20/30 (x)		200,000	181,294
Kroger Co. (The)
4.500%, 1/15/29		25,000	25,322
5.000%, 9/15/34		45,000	45,280
Sysco Corp.
3.250%, 7/15/27		50,000	49,465
5.100%, 9/23/30		35,000	36,094
Target Corp.
3.375%, 4/15/29		100,000	98,186
4.500%, 9/15/32 (x)		50,000	50,577
Walmart, Inc.
3.250%, 7/8/29		200,000	196,940
2.375%, 9/24/29		3,000	2,847
1.800%, 9/22/31		15,000	13,342

			699,347

Food Products (0.2%)
Bunge Ltd. Finance Corp.
2.750%, 5/14/31		25,000	22,947
5.150%, 8/4/35		50,000	50,820
Campbell’s Co. (The)
4.150%, 3/15/28		25,000	24,996
Conagra Brands, Inc.
4.850%, 11/1/28		225,000	227,472
General Mills, Inc.
4.200%, 4/17/28		215,000	215,604
Hormel Foods Corp.
1.700%, 6/3/28		70,000	66,531
J M Smucker Co. (The)
2.375%, 3/15/30		15,000	13,928
Mars, Inc.
4.800%, 3/1/30§		400,000	408,934
Mondelez International, Inc.
2.750%, 4/13/30		200,000	188,454
Unilever Capital Corp.
2.900%, 5/5/27		100,000	98,953

			1,318,639

Household Products (0.0%)†
Clorox Co. (The)
1.800%, 5/15/30		15,000	13,516
Kimberly-Clark Corp.
3.950%, 11/1/28		10,000	10,027
3.200%, 4/25/29		50,000	48,782
2.000%, 11/2/31		25,000	22,484
Procter & Gamble Co. (The)
1.200%, 10/29/30		50,000	44,057

			138,866

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The)
1.950%, 3/15/31 (x)		45,000	40,081
Haleon US Capital LLC
3.375%, 3/24/27		250,000	248,032

			288,113

Tobacco (0.4%)
Altria Group, Inc.
4.800%, 2/14/29		40,000	40,669
5.625%, 2/6/35		25,000	25,989
5.250%, 8/6/35		75,000	75,945
4.250%, 8/9/42		67,000	55,807
4.500%, 5/2/43		192,000	164,100
3.875%, 9/16/46		193,000	145,218
6.200%, 2/14/59		10,000	9,988
BAT Capital Corp.
3.557%, 8/15/27		100,000	99,224
2.259%, 3/25/28		225,000	216,525
4.742%, 3/16/32		499,000	503,709
4.625%, 3/22/33		90,000	89,481
7.079%, 8/2/43		76,000	85,347
4.540%, 8/15/47		25,000	20,758

See Notes to Financial Statements.

1255

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
5.650%, 3/16/52		$135,000	$127,628
6.250%, 8/15/55		228,000	235,846
BAT International Finance plc
5.931%, 2/2/29		400,000	419,463
Imperial Brands Finance plc
3.500%, 7/26/26§		400,000	398,252
Philip Morris International, Inc.
5.375%, 2/15/33		200,000	209,293
5.250%, 2/13/34		100,000	103,389
4.625%, 10/29/35		30,000	29,340

			3,055,971

Total Consumer Staples			7,152,899

Energy (3.1%)
Energy Equipment & Services (0.0%)†
Baker Hughes Holdings LLC
3.337%, 12/15/27		100,000	98,941
FORESEA Holding SA
7.500%, 6/15/30 (m)		32,553	31,986

			130,927

Oil, Gas & Consumable Fuels (3.1%)
Adnoc Murban Rsc Ltd.
4.250%, 9/11/29§		200,000	200,920
Antero Resources Corp.
5.375%, 3/1/30§		808,000	818,100
APA Corp.
4.250%, 1/15/30		74,000	72,687
Boardwalk Pipelines LP
4.800%, 5/3/29		20,000	20,224
BP Capital Markets America, Inc.
3.588%, 4/14/27		100,000	99,665
4.234%, 11/6/28		200,000	201,314
5.227%, 11/17/34		191,000	197,169
BP Capital Markets plc
3.279%, 9/19/27		50,000	49,598
Cameron LNG LLC
3.402%, 1/15/38§		333,000	289,523
Canadian Natural Resources Ltd.
5.000%, 12/15/29		400,000	409,630
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27		71,000	71,700
3.700%, 11/15/29		669,000	653,222
2.742%, 12/31/39		183,000	156,112
Cheniere Energy Partners LP
3.250%, 1/31/32		400,000	368,008
5.950%, 6/30/33		50,000	53,050
Cheniere Energy, Inc.
4.625%, 10/15/28		200,000	199,832
5.650%, 4/15/34		1,125,000	1,166,524
Chevron USA, Inc.
4.819%, 4/15/32		100,000	102,770
4.500%, 10/15/32		100,000	101,035
ConocoPhillips Co.
6.950%, 4/15/29		200,000	217,546
Coterra Energy, Inc.
4.375%, 3/15/29		100,000	100,239
5.400%, 2/15/35		400,000	405,400
Diamondback Energy, Inc.
3.250%, 12/1/26		673,000	667,874
5.200%, 4/18/27		75,000	76,074
3.500%, 12/1/29		1,021,000	990,476
3.125%, 3/24/31		250,000	233,491
5.400%, 4/18/34		40,000	40,944
4.250%, 3/15/52		300,000	234,097
Enbridge, Inc.
3.700%, 7/15/27		50,000	49,752
5.625%, 4/5/34		150,000	156,231
Energy Transfer LP
5.550%, 2/15/28		25,000	25,676
6.100%, 12/1/28		200,000	210,177
3.750%, 5/15/30		100,000	97,368
5.550%, 5/15/34		150,000	154,150
5.000%, 5/15/50		700,000	586,752
Enterprise Products Operating LLC
2.800%, 1/31/30		30,000	28,521
EOG Resources, Inc.
4.375%, 4/15/30		200,000	201,005
EQT Corp.
6.500%, 7/1/27		113,000	115,440
3.900%, 10/1/27		407,000	404,936
5.700%, 4/1/28		365,000	376,390
4.500%, 1/15/29		174,000	174,131
5.000%, 1/15/29		515,000	521,738
6.375%, 4/1/29		273,000	282,355
7.000%, 2/1/30 (e)		180,000	195,559
7.500%, 6/1/30		1,530,000	1,680,411
4.750%, 1/15/31		737,000	741,835
3.625%, 5/15/31§		892,000	838,112
5.750%, 2/1/34		109,000	113,893
Equinor ASA
3.625%, 9/10/28		100,000	99,742
Expand Energy Corp.
5.375%, 2/1/29		186,000	186,112
5.375%, 3/15/30		394,000	399,269
4.750%, 2/1/32		294,000	289,736
5.700%, 1/15/35		740,000	765,909
Flex Intermediate Holdco LLC
3.363%, 6/30/31§		400,000	368,913
Greensaif Pipelines Bidco Sarl
5.853%, 2/23/36 (m)		201,000	209,830
HF Sinclair Corp.
6.250%, 1/15/35		50,000	52,201
Korea National Oil Corp.
4.875%, 4/3/29§		400,000	408,468
Marathon Petroleum Corp.
3.800%, 4/1/28		15,000	14,912
MPLX LP
4.000%, 3/15/28		200,000	199,594
NGPL PipeCo LLC
3.250%, 7/15/31§		10,000	9,195
Occidental Petroleum Corp.
5.200%, 8/1/29		125,000	128,054
ONEOK, Inc.
4.350%, 3/15/29		50,000	50,140
3.250%, 6/1/30		15,000	14,283
6.500%, 9/1/30§		400,000	428,315
5.400%, 10/15/35		100,000	101,030
Origin Energy Finance Ltd.
1.000%, 9/17/29 (m)	EUR	201,000	216,924
Ovintiv, Inc.
5.650%, 5/15/28		$35,000	36,042

See Notes to Financial Statements.

1256

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
Petroleos Mexicanos
10.000%, 2/7/33		$200,000	$231,194
Pioneer Natural Resources Co.
1.900%, 8/15/30		50,000	45,279
Raizen Fuels Finance SA
6.250%, 7/8/32§		207,000	173,984
Repsol E&P Capital Markets US LLC
4.805%, 9/16/28§		200,000	201,788
Sabine Pass Liquefaction LLC
5.000%, 3/15/27		321,000	323,062
4.200%, 3/15/28		200,000	200,038
4.500%, 5/15/30		593,000	595,732
5.900%, 9/15/37		230,456	242,882
Saudi Arabian Oil Co.
5.250%, 7/17/34§		400,000	410,700
Shell Finance US, Inc.
2.375%, 11/7/29		50,000	47,200
South Bow USA Infrastructure Holdings LLC
4.911%, 9/1/27		21,000	21,173
5.026%, 10/1/29		400,000	405,563
Targa Resources Corp.
6.150%, 3/1/29		616,000	648,571
6.125%, 3/15/33		509,000	543,533
TotalEnergies Capital International SA
3.455%, 2/19/29		100,000	98,529
TotalEnergies Capital SA
4.724%, 9/10/34		50,000	50,397
TransCanada PipeLines Ltd.
4.250%, 5/15/28		100,000	100,111
Valero Energy Corp.
4.000%, 4/1/29		65,000	64,512
Venture Global Calcasieu Pass LLC
3.875%, 8/15/29§		200,000	187,750
3.875%, 11/1/33§		100,000	85,752
Venture Global LNG, Inc.
8.125%, 6/1/28§		300,000	303,150
Viper Energy Partners LLC
4.900%, 8/1/30		55,000	55,572
5.700%, 8/1/35		50,000	50,917
Western Midstream Operating LP
6.150%, 4/1/33		20,000	21,151
Williams Cos., Inc. (The)
2.600%, 3/15/31		65,000	59,359
4.650%, 8/15/32		11,000	11,025
5.150%, 3/15/34		100,000	101,701

			24,410,950

Total Energy			24,541,877

Financials (10.2%)
Banks (6.0%)
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.883%, 11/15/34 (k)		100,000	116,234
Banco de Sabadell SA
(EUR Swap Annual 1 Year + 1.60%), 4.000%, 1/15/30 (k)(m)	EUR	500,000	605,328
Banco Espirito Santo SA
4.000%, 1/21/19 (h)(m)		900,000	266,535
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.552%, 3/14/28 (k)		$400,000	406,485
5.588%, 8/8/28		200,000	207,285
6.607%, 11/7/28		200,000	213,359
2.749%, 12/3/30		200,000	181,434
5.439%, 7/15/31		100,000	105,200
Bank of America Corp.
(SOFR + 0.96%), 1.734%, 7/22/27 (k)		76,000	75,017
(CME Term SOFR 3 Month + 1.77%), 3.705%, 4/24/28 (k)		215,000	214,055
(SOFR + 1.58%), 4.376%, 4/27/28 (k)		550,000	551,975
(CME Term SOFR 3 Month + 1.30%), 3.419%, 12/20/28 (k)		527,000	520,982
(SOFR + 1.11%), 4.623%, 5/9/29 (k)		10,000	10,133
(SOFR + 1.06%), 2.087%, 6/14/29 (k)		100,000	95,382
(CME Term SOFR 3 Month + 1.57%), 4.271%, 7/23/29 (k)		50,000	50,210
(SOFR + 1.57%), 5.819%, 9/15/29 (k)		500,000	521,617
(CME Term SOFR 3 Month + 1.47%), 3.974%, 2/7/30 (k)		400,000	397,537
(SOFR + 1.32%), 2.687%, 4/22/32 (k)		262,000	240,412
(SOFR + 1.21%), 2.572%, 10/20/32 (k)		216,000	194,863
(SOFR + 1.33%), 2.972%, 2/4/33 (k)		248,000	226,897
(SOFR + 1.83%), 4.571%, 4/27/33 (k)		258,000	257,600
(SOFR + 2.16%), 5.015%, 7/22/33 (k)		55,000	56,125
(SOFR + 1.84%), 5.872%, 9/15/34 (k)		200,000	213,549
(SOFR + 1.65%), 5.468%, 1/23/35 (k)		40,000	41,714
(SOFR + 1.31%), 5.511%, 1/24/36 (k)		75,000	78,265
(SOFR + 1.70%), 5.744%, 2/12/36 (k)		70,000	72,943
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.846%, 3/8/37 (k)		200,000	188,462
Series FIX
(SOFR + 1.00%), 5.162%, 1/24/31 (k)		217,000	223,992
Series N
(SOFR + 1.22%), 2.651%, 3/11/32 (k)		100,000	91,804
Bank of America NA
(SOFR + 1.02%), 4.797%, 8/18/26 (k)		400,000	401,381

See Notes to Financial Statements.

1257

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
Bank of Montreal
(United States SOFR Compounded Index + 1.08%), 4.350%, 9/22/31 (k)		$150,000	$149,812
Bank of Nova Scotia (The)
5.250%, 6/12/28		100,000	103,041
(SOFR + 1.09%), 4.338%, 9/15/31 (k)		100,000	99,690
Banque Federative du Credit Mutuel SA
5.896%, 7/13/26§		300,000	302,880
(United States SOFR Compounded Index + 1.07%), 4.848%, 2/16/28 (k)§		400,000	402,846
Barclays plc
(SOFR + 1.49%), 5.267%, 3/12/28 (k)		200,000	201,913
(SOFR + 1.49%), 5.674%, 3/12/28 (k)		250,000	254,523
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.385%, 11/2/28 (k)		300,000	316,895
(GBP Swap Semi 1 Year + 2.55%), 7.090%, 11/6/29 (k)(m)	GBP	500,000	717,183
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33 (k)		$550,000	629,163
BNP Paribas SA
(SOFR + 1.61%), 1.904%, 9/30/28 (k)§		700,000	673,448
(SOFR + 1.59%), 5.497%, 5/20/30 (k)§		400,000	413,685
BPCE SA
5.281%, 5/30/29§		250,000	257,563
(SOFR + 2.27%), 6.714%, 10/19/29 (k)§		400,000	424,132
Canadian Imperial Bank of Commerce
(United States SOFR Compounded Index + 1.17%), 4.580%, 9/8/31 (k)		150,000	150,865
Citibank NA
5.488%, 12/4/26		600,000	608,013
5.803%, 9/29/28		200,000	209,774
Citigroup, Inc.
4.450%, 9/29/27		200,000	201,323
(SOFR + 1.28%), 3.070%, 2/24/28 (k)		400,000	395,455
(SOFR + 1.14%), 4.643%, 5/7/28 (k)		225,000	226,689
(CME Term SOFR 3 Month + 1.65%), 3.668%, 7/24/28 (k)		125,000	124,253
(SOFR + 1.36%), 5.174%, 2/13/30 (k)		244,000	250,386
(CME Term SOFR 3 Month + 1.60%), 3.980%, 3/20/30 (k)		150,000	148,669
(SOFR + 1.34%), 4.542%, 9/19/30 (k)		290,000	292,118
(SOFR + 1.42%), 2.976%, 11/5/30 (k)		50,000	47,611
0.000%, 12/11/30 (r)		227,000	227,000
(SOFR + 1.15%), 2.666%, 1/29/31 (k)		79,000	73,971
(SOFR + 1.17%), 4.503%, 9/11/31 (k)		105,000	105,174
(SOFR + 1.18%), 2.520%, 11/3/32 (k)		177,000	158,445
(SOFR + 1.35%), 3.057%, 1/25/33 (k)		203,000	185,889
(SOFR + 1.94%), 3.785%, 3/17/33 (k)		384,000	366,107
(EURIBOR 3 Month + 1.60%), 4.112%, 9/22/33 (k)(m)	EUR	189,000	229,395
(SOFR + 2.34%), 6.270%, 11/17/33 (k)		$250,000	272,086
(SOFR + 1.45%), 5.449%, 6/11/35 (k)		400,000	414,213
(SOFR + 1.83%), 6.020%, 1/24/36 (k)		65,000	68,145
(EURIBOR 3 Month + 1.58%), 4.113%, 4/29/36 (k)	EUR	129,000	153,879
(SOFR + 1.49%), 5.174%, 9/11/36 (k)		$231,000	233,405
Citizens Financial Group, Inc.
3.250%, 4/30/30		30,000	28,689
Comerica, Inc.
4.000%, 2/1/29		50,000	49,537
Commonwealth Bank of Australia
5.316%, 3/13/26		400,000	401,051
Cooperatieve Rabobank UA
5.500%, 10/5/26		300,000	302,994
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.447%, 3/5/30 (k)§		400,000	413,719
Credit Agricole SA
(SOFR + 1.86%), 6.316%, 10/3/29 (k)§		400,000	421,170
(EURIBOR 3 Month + 1.10%), 3.750%, 1/23/31 (k)(m)	EUR	200,000	239,609
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.705%, 3/1/30 (k)§		$400,000	415,737
Fifth Third Bancorp
(SOFR + 1.36%), 4.055%, 4/25/28 (k)		60,000	59,933
HSBC Holdings plc
(SOFR + 3.35%), 7.390%, 11/3/28 (k)		700,000	740,001
(SOFR + 1.46%), 5.546%, 3/4/30 (k)		100,000	103,688
4.950%, 3/31/30		400,000	409,789
(SOFR + 1.19%), 2.804%, 5/24/32 (k)		200,000	183,024
(SOFR + 2.39%), 6.254%, 3/9/34 (k)		800,000	870,991

See Notes to Financial Statements.

1258

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
(SOFR + 1.90%), 5.874%, 11/18/35 (k)	$200,000	$208,634
Huntington Bancshares, Inc.
(SOFR + 2.05%), 5.023%, 5/17/33 (k)	35,000	35,424
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36 (k)	100,000	86,577
ING Groep NV
(SOFR + 1.44%), 5.335%, 3/19/30 (k)	200,000	206,300
(United States SOFR Compounded Index + 1.23%), 5.066%, 3/25/31 (k)	500,000	512,538
JPMorgan Chase & Co.
2.950%, 10/1/26	715,000	710,097
(SOFR + 1.33%), 6.070%, 10/22/27 (k)	690,000	700,928
(SOFR + 1.20%), 4.999%, 1/23/28 (k)	200,000	200,901
(CME Term SOFR 3 Month + 1.60%), 3.782%, 2/1/28 (k)	125,000	124,712
(CME Term SOFR 3 Month + 1.64%), 3.540%, 5/1/28 (k)	75,000	74,597
(SOFR + 1.89%), 2.182%, 6/1/28 (k)	700,000	682,733
(SOFR + 0.93%), 4.979%, 7/22/28 (k)	36,000	36,495
(SOFR + 0.86%), 4.505%, 10/22/28 (k)	396,000	399,899
(SOFR + 1.02%), 2.069%, 6/1/29 (k)	55,000	52,508
(SOFR + 1.45%), 5.299%, 7/24/29 (k)	455,000	468,631
(SOFR + 1.31%), 5.012%, 1/23/30 (k)(x)	40,000	41,006
(SOFR + 1.16%), 5.581%, 4/22/30 (k)	402,000	419,644
(SOFR + 1.13%), 4.995%, 7/22/30 (k)	880,000	903,127
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30 (k)	200,000	189,751
(SOFR + 1.04%), 4.603%, 10/22/30 (k)	400,000	405,651
(SOFR + 2.04%), 2.522%, 4/22/31 (k)	261,000	243,255
(SOFR + 1.44%), 5.103%, 4/22/31 (k)	133,000	137,380
(CME Term SOFR 3 Month + 2.52%), 2.956%, 5/13/31 (k)	200,000	188,593
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32 (k)	75,000	68,579
(SOFR + 1.18%), 2.545%, 11/8/32 (k)	65,000	58,626
(SOFR + 1.26%), 2.963%, 1/25/33 (k)	100,000	91,724
(SOFR + 1.80%), 4.586%, 4/26/33 (k)	85,000	85,354
(SOFR + 2.08%), 4.912%, 7/25/33 (k)	10,000	10,177
(SOFR + 1.81%), 6.254%, 10/23/34 (k)	40,000	43,944
(SOFR + 1.34%), 4.946%, 10/22/35 (k)	40,000	40,417
(SOFR + 1.32%), 5.502%, 1/24/36 (k)	396,000	415,050
(SOFR + 1.19%), 4.810%, 10/22/36 (k)	70,000	69,627
KBC Group NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.796%, 1/19/29 (k)§	200,000	206,532
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.932%, 10/16/30 (k)§	400,000	407,214
KeyBank NA
5.000%, 1/26/33	250,000	252,463
KeyCorp
(United States SOFR Compounded Index + 2.42%), 6.401%, 3/6/35 (k)	250,000	271,701
Korea Development Bank (The)
4.500%, 2/15/29	200,000	203,014
Kreditanstalt fuer Wiederaufbau
3.000%, 5/20/27	180,000	178,659
2.875%, 4/3/28	90,000	88,692
3.875%, 5/15/28	100,000	100,718
3.875%, 6/15/28	60,000	60,418
4.000%, 3/15/29	100,000	100,840
4.625%, 3/18/30	100,000	103,461
0.750%, 9/30/30	105,000	91,465
4.125%, 7/15/33	200,000	201,234
Landwirtschaftliche Rentenbank
0.875%, 9/3/30	100,000	87,678
Series 37
2.500%, 11/15/27	50,000	49,018
Lloyds Banking Group plc
(United States SOFR Compounded Index + 1.06%), 4.734%, 11/26/28 (k)	200,000	200,569
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 5.087%, 11/26/28 (k)	200,000	203,653
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.679%, 1/5/35 (k)	200,000	210,773
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.97%), 4.943%, 11/4/36 (k)	100,000	99,073
M&T Bank Corp.
(SOFR + 1.85%), 5.053%, 1/27/34 (k)	125,000	125,759
Mitsubishi UFJ Financial Group, Inc.
3.741%, 3/7/29	100,000	99,195
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.63%), 5.441%, 2/22/34 (k)	200,000	209,148

See Notes to Financial Statements.

1259

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
Mizuho Financial Group, Inc.
4.018%, 3/5/28		$200,000	$200,169
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 3.261%, 5/22/30 (k)		700,000	677,094
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.748%, 7/6/34 (k)		200,000	210,563
Morgan Stanley Bank NA
(SOFR + 1.08%), 4.983%, 1/14/28 (k)		400,000	402,160
National Securities Clearing Corp.
5.000%, 5/30/28§		400,000	409,431
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 5.583%, 3/1/28 (k)		400,000	406,981
5.076%, 1/27/30		200,000	204,372
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.778%, 3/1/35 (k)		50,000	52,925
Nordea Kredit Realkreditaktieselskab
1.500%, 10/1/53	DKK	2	—
Norinchukin Bank (The)
5.094%, 10/16/29§		$400,000	407,914
Oesterreichische Kontrollbank AG
4.250%, 3/1/28		75,000	75,980
PNC Financial Services Group, Inc. (The)
(SOFR + 0.98%), 2.307%, 4/23/32 (k)		65,000	58,656
(SOFR + 1.93%), 5.068%, 1/24/34 (k)		200,000	204,862
(SOFR + 1.60%), 5.401%, 7/23/35 (k)		40,000	41,443
(SOFR + 1.39%), 5.575%, 1/29/36 (k)		15,000	15,632
Regions Financial Corp.
(SOFR + 2.06%), 5.502%, 9/6/35 (k)(x)		25,000	25,752
Royal Bank of Canada
4.875%, 1/19/27		400,000	404,398
4.240%, 8/3/27		150,000	150,994
4.900%, 1/12/28		325,000	331,242
5.000%, 2/1/33		250,000	256,966
Santander Holdings USA, Inc.
(SOFR + 1.88%), 5.741%, 3/20/31 (k)		95,000	97,763
Santander UK Group Holdings plc
(SOFR + 1.22%), 2.469%, 1/11/28 (k)		200,000	196,470
(SOFR + 2.60%), 6.534%, 1/10/29 (k)		700,000	730,867
Shinhan Bank Co. Ltd.
4.000%, 4/23/29§		500,000	492,365
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.446%, 1/10/29 (k)§		300,000	312,014
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.691%, 1/10/34 (k)§		500,000	544,639
Standard Chartered plc
6.301%, 1/9/29§		600,000	623,388
Sumitomo Mitsui Financial Group, Inc.
3.364%, 7/12/27		100,000	99,204
3.352%, 10/18/27		100,000	99,030
5.520%, 1/13/28		200,000	205,968
(SOFR + 1.50%), 5.246%, 7/8/36 (k)		100,000	102,537
Sumitomo Mitsui Trust Bank Ltd.
5.200%, 3/7/27§		400,000	405,758
5.500%, 3/9/28§		300,000	308,963
Toronto-Dominion Bank (The)
4.109%, 10/13/28		450,000	450,845
3.200%, 3/10/32		200,000	186,401
Truist Financial Corp.
(SOFR + 1.44%), 4.873%, 1/26/29 (k)		40,000	40,626
(SOFR + 1.62%), 5.435%, 1/24/30 (k)		110,000	113,808
(SOFR + 1.85%), 5.122%, 1/26/34 (k)		150,000	152,955
(SOFR + 1.92%), 5.711%, 1/24/35 (k)		200,000	210,696
UniCredit SpA
4.000%, 3/5/34 (m)	EUR	237,000	284,740
US Bancorp
(SOFR + 1.23%), 4.653%, 2/1/29 (k)		$50,000	50,601
(SOFR + 2.02%), 5.775%, 6/12/29 (k)		100,000	103,990
1.375%, 7/22/30		200,000	176,731
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.43%), 3.196%, 6/17/27 (k)		400,000	398,391
4.300%, 7/22/27		100,000	100,441
(SOFR + 1.07%), 5.707%, 4/22/28 (k)		288,000	293,971
(CME Term SOFR 3 Month + 1.57%), 3.584%, 5/22/28 (k)		75,000	74,499
4.150%, 1/24/29		200,000	200,452
(SOFR + 1.79%), 6.303%, 10/23/29 (k)		175,000	184,914
(SOFR + 1.50%), 5.198%, 1/23/30 (k)		55,000	56,610
(SOFR + 1.11%), 5.244%, 1/24/31 (k)		189,000	195,670
(CME Term SOFR 3 Month + 1.26%), 2.572%, 2/11/31 (k)		435,000	406,501
(EURIBOR 3 Month + 1.22%), 3.900%, 7/22/32 (k)(m)	EUR	200,000	240,242
(SOFR + 1.50%), 3.350%, 3/2/33 (k)		$780,000	728,203
(SOFR + 2.10%), 4.897%, 7/25/33 (k)		48,000	48,774
(SOFR + 2.02%), 5.389%, 4/24/34 (k)		281,000	292,338
(SOFR + 1.38%), 5.211%, 12/3/35 (k)		40,000	40,919

See Notes to Financial Statements.

1260

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
(SOFR + 1.74%), 5.605%, 4/23/36 (k)	$65,000	$68,249
Wells Fargo Bank NA
5.450%, 8/7/26	200,000	201,525
(SOFR + 1.07%), 4.848%, 12/11/26 (k)	400,000	402,790
Westpac Banking Corp.
5.050%, 4/16/29	200,000	206,599

		47,689,483

Capital Markets (2.1%)
Ares Capital Corp.
2.875%, 6/15/27	100,000	97,854
Ares Strategic Income Fund
5.150%, 1/15/31§	100,000	98,143
Bank of New York Mellon Corp. (The)
(SOFR + 1.15%), 3.992%, 6/13/28 (k)	50,000	50,039
(SOFR + 1.09%), 4.975%, 3/14/30 (k)	50,000	51,438
Series J
1.900%, 1/25/29	50,000	47,149
(SOFR + 1.61%), 4.967%, 4/26/34 (k)	125,000	127,272
BGC Group, Inc.
6.150%, 4/2/30	400,000	413,930
BlackRock, Inc.
3.250%, 4/30/29	15,000	14,682
4.750%, 5/25/33	65,000	66,426
Blackstone Private Credit Fund
6.000%, 11/22/34	50,000	50,361
Blue Owl Capital Corp.
2.875%, 6/11/28	25,000	23,579
5.950%, 3/15/29	26,000	26,235
Blue Owl Credit Income Corp.
3.125%, 9/23/26	73,000	72,174
7.950%, 6/13/28	100,000	105,715
Brookfield Finance, Inc.
3.900%, 1/25/28	50,000	49,872
2.724%, 4/15/31	80,000	73,138
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§	600,000	583,297
Charles Schwab Corp. (The)
3.300%, 4/1/27	30,000	29,812
2.300%, 5/13/31	50,000	45,238
(SOFR + 2.01%), 6.136%, 8/24/34 (k)	200,000	218,004
Deutsche Bank AG
(SOFR + 1.59%), 5.706%, 2/8/28 (k)	150,000	152,285
(SOFR + 3.18%), 6.720%, 1/18/29 (k)	150,000	156,921
FactSet Research Systems, Inc.
3.450%, 3/1/32	36,000	33,452
FS KKR Capital Corp.
3.125%, 10/12/28	50,000	46,111
Goldman Sachs Group, Inc. (The)
(SOFR + 0.82%), 1.542%, 9/10/27 (k)	10,000	9,828
(SOFR + 0.91%), 1.948%, 10/21/27 (k)	200,000	196,493
(CME Term SOFR 3 Month + 2.01%), 5.871%, 10/28/27 (k)	600,000	606,635
(SOFR + 1.32%), 4.937%, 4/23/28 (k)	630,000	637,334
(CME Term SOFR 3 Month + 1.77%), 3.691%, 6/5/28 (k)	65,000	64,665
(CME Term SOFR 3 Month + 1.56%), 4.223%, 5/1/29 (k)	288,000	288,606
(SOFR + 0.90%), 4.153%, 10/21/29 (k)	250,000	249,987
(SOFR + 1.77%), 6.484%, 10/24/29 (k)	200,000	211,916
(SOFR + 1.27%), 5.727%, 4/25/30 (k)	500,000	522,504
(SOFR + 1.21%), 5.049%, 7/23/30 (k)	370,000	379,318
(SOFR + 1.14%), 4.692%, 10/23/30 (k)	35,000	35,480
(SOFR + 1.08%), 5.207%, 1/28/31 (k)	166,000	171,458
(SOFR + 1.58%), 5.218%, 4/23/31 (k)	156,000	161,158
(SOFR + 1.06%), 4.369%, 10/21/31 (k)	90,000	89,761
(SOFR + 1.09%), 1.992%, 1/27/32 (k)	231,000	204,725
(SOFR + 1.25%), 2.383%, 7/21/32 (k)	105,000	94,052
(SOFR + 1.26%), 2.650%, 10/21/32 (k)	60,000	54,134
(SOFR + 1.41%), 3.102%, 2/24/33 (k)	12,000	11,053
(SOFR + 1.95%), 6.561%, 10/24/34 (k)	100,000	111,503
(SOFR + 1.42%), 5.016%, 10/23/35 (k)	80,000	80,376
Intercontinental Exchange, Inc.
3.950%, 12/1/28	200,000	200,499
4.200%, 3/15/31	200,000	200,008
5.250%, 6/15/31	30,000	31,411
Jefferies Financial Group, Inc.
2.625%, 10/15/31	100,000	88,570
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13 (h)	5,000,000	1,500
Series 1
0.000%, 12/30/16 (h)	10,200,000	4,845
LPL Holdings, Inc.
5.200%, 3/15/30	500,000	511,915
Moody’s Corp.
2.000%, 8/19/31	100,000	88,752
Morgan Stanley
3.125%, 7/27/26(x)	147,000	146,309
(SOFR + 0.88%), 1.593%, 5/4/27 (k)	49,000	48,575
+ 1.34%), 3.591%, 7/22/28 (k)	100,000	99,308
(CME Term SOFR 3 Month + 1.40%), 3.772%, 1/24/29 (k)	25,000	24,837
(SOFR + 1.73%), 5.123%, 2/1/29 (k)	400,000	408,294
(SOFR + 1.38%), 4.994%, 4/12/29 (k)	126,000	128,443

See Notes to Financial Statements.

1261

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
(SOFR + 1.63%), 5.449%, 7/20/29 (k)		$515,000	$531,461
(SOFR + 1.83%), 6.407%, 11/1/29 (k)		44,000	46,635
(SOFR + 1.45%), 5.173%, 1/16/30 (k)		50,000	51,334
(CME Term SOFR 3 Month + 1.89%), 4.431%, 1/23/30 (k)		150,000	150,811
(SOFR + 1.26%), 5.656%, 4/18/30 (k)		65,000	67,769
(SOFR + 1.22%), 5.042%, 7/19/30 (k)		637,000	653,260
(SOFR + 1.10%), 4.654%, 10/18/30 (k)		200,000	202,334
(SOFR + 1.11%), 5.230%, 1/15/31 (k)		115,000	118,589
(SOFR + 1.14%), 2.699%, 1/22/31 (k)		367,000	344,303
(SOFR + 1.03%), 1.794%, 2/13/32 (k)		541,000	475,244
(SOFR + 1.18%), 2.239%, 7/21/32 (k)		230,000	204,097
(SOFR + 1.20%), 2.511%, 10/20/32 (k)		75,000	67,322
(SOFR + 1.29%), 2.943%, 1/21/33 (k)		75,000	68,425
(SOFR + 2.56%), 6.342%, 10/18/33 (k)		95,000	104,163
(SOFR + 1.87%), 5.250%, 4/21/34 (k)		145,000	149,343
(SOFR + 1.73%), 5.466%, 1/18/35 (k)		150,000	155,993
(SOFR + 1.56%), 5.320%, 7/19/35 (k)		400,000	411,614
(SOFR + 1.42%), 5.587%, 1/18/36 (k)		65,000	67,956
(SOFR + 1.76%), 5.664%, 4/17/36 (k)		55,000	57,776
(SOFR + 1.36%), 2.484%, 9/16/36 (k)		150,000	131,742
(EURIBOR 3 Month + 1.12%), 3.749%, 11/7/36 (k)	EUR	384,000	443,682
Series I
(SOFR + 0.91%), 4.133%, 10/18/29 (k)		$645,000	644,177
Nasdaq, Inc.
5.350%, 6/28/28		126,000	129,999
Nomura Holdings, Inc.
5.709%, 1/9/26		500,000	500,150
5.783%, 7/3/34		200,000	211,097
Northern Trust Corp.
4.000%, 5/10/27		35,000	35,116
3.150%, 5/3/29		25,000	24,375
S&P Global, Inc.
1.250%, 8/15/30		25,000	21,944
5.250%, 9/15/33		65,000	68,229
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.711%, 1/12/27 (k)§		300,000	300,112
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.327%, 12/22/27 (k)§		400,000	407,961
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 5.959%, 1/12/34 (k)§		400,000	426,170
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.77%), 5.699%, 2/8/35 (k)§		500,000	525,092

			16,595,654

Consumer Finance (1.0%)
AerCap Ireland Capital DAC
2.450%, 10/29/26		800,000	789,601
4.950%, 9/10/34		165,000	164,769
Ally Financial, Inc.
2.200%, 11/2/28		700,000	659,458
(United States SOFR Compounded Index + 1.96%), 5.737%, 5/15/29 (k)		35,000	35,720
(United States SOFR Compounded Index + 1.73%), 5.543%, 1/17/31 (k)		400,000	408,765
American Express Co.
3.300%, 5/3/27		265,000	263,370
(SOFR + 0.93%), 5.043%, 7/26/28 (k)		15,000	15,245
(SOFR + 1.22%), 4.918%, 7/20/33 (k)		25,000	25,440
(United States SOFR Compounded Index + 1.32%), 5.442%, 1/30/36 (k)		15,000	15,601
(SOFR + 1.24%), 4.804%, 10/24/36 (k)		100,000	98,778
American Honda Finance Corp.
2.000%, 3/24/28		10,000	9,578
5.200%, 3/5/35		200,000	202,768
Avolon Holdings Funding Ltd.
5.750%, 3/1/29§		400,000	413,940
Capital One Financial Corp.
4.100%, 2/9/27		40,000	40,022
3.800%, 1/31/28		200,000	198,876
(SOFR + 1.91%), 5.700%, 2/1/30 (k)		200,000	207,953
(SOFR + 2.04%), 6.183%, 1/30/36 (k)		106,000	110,813
(SOFR + 1.63%), 5.197%, 9/11/36 (k)		55,000	54,695
Caterpillar Financial Services Corp.
1.100%, 9/14/27		50,000	47,933
Ford Motor Credit Co. LLC
5.800%, 3/5/27		400,000	404,676
6.798%, 11/7/28		403,000	422,118
5.800%, 3/8/29		100,000	102,000
General Motors Financial Co., Inc.
5.400%, 4/6/26		60,000	60,202
(United States SOFR Compounded Index + 1.35%), 5.131%, 5/8/27 (k)		400,000	401,582

See Notes to Financial Statements.

1262

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
5.800%, 6/23/28		$100,000	$103,619
4.200%, 10/27/28		20,000	20,043
4.300%, 4/6/29		50,000	49,895
3.600%, 6/21/30		50,000	48,180
5.750%, 2/8/31		30,000	31,583
5.600%, 6/18/31		30,000	31,271
5.450%, 9/6/34		132,000	134,054
5.900%, 1/7/35		25,000	26,044
John Deere Capital Corp.
3.350%, 4/18/29		200,000	196,210
4.400%, 9/8/31		55,000	55,443
3.900%, 6/7/32		10,000	9,800
Kaspi.KZ JSC
6.250%, 3/26/30 (m)		203,000	206,936
Synchrony Financial
3.950%, 12/1/27		52,000	51,799
5.150%, 3/19/29		105,000	106,394
(SOFR + 1.40%), 5.019%, 7/29/29 (k)		65,000	65,545
(United States SOFR Compounded Index + 2.13%), 5.935%, 8/2/30 (k)		402,000	418,744
(SOFR + 1.68%), 5.450%, 3/6/31 (k)		298,000	305,709
2.875%, 10/28/31		219,000	196,473
7.250%, 2/2/33		66,000	71,035
Toyota Motor Credit Corp.
3.200%, 1/11/27		100,000	99,367
4.625%, 1/12/28		65,000	65,979
1.900%, 4/6/28		100,000	95,908
4.550%, 8/9/29		400,000	406,789
5.100%, 3/21/31		100,000	103,802
Volkswagen Leasing GmbH
4.000%, 4/11/31 (m)	EUR	120,000	144,861

			8,199,386

Financial Services (0.4%)
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust
6.088%, 12/15/44§		$220,000	222,325
Block Financial LLC
2.500%, 7/15/28		10,000	9,531
Block, Inc.
3.500%, 6/1/31		190,000	178,110
Corebridge Financial, Inc.
3.900%, 4/5/32		200,000	190,055
Essent Group Ltd.
6.250%, 7/1/29		400,000	417,482
Fiserv, Inc.
3.500%, 7/1/29		245,000	237,810
Global Payments, Inc.
3.200%, 8/15/29		100,000	95,192
Jyske Realkredit A/S
Series CCE
1.500%, 10/1/53	DKK	1	—
Lseg US Fin Corp.
4.875%, 3/28/27§		$400,000	404,241
Mastercard, Inc.
2.000%, 11/18/31		100,000	88,737
National Rural Utilities Cooperative Finance Corp.
4.800%, 3/15/28		15,000	15,261
5.000%, 8/15/34		200,000	203,572
Nationwide Building Society
(SOFR + 1.91%), 6.557%, 10/18/27 (k)§		400,000	407,455
Nexi SpA
2.125%, 4/30/29 (m)	EUR	400,000	450,102
NTT Finance Corp.
5.171%, 7/16/32§		$200,000	205,152
ORIX Corp.
4.650%, 9/10/29		50,000	50,694
PayPal Holdings, Inc.
3.900%, 6/1/27		20,000	20,027
Realkredit Danmark A/S
Series 23S
1.500%, 10/1/53 (m)	DKK	1	—
Visa, Inc.
0.750%, 8/15/27		$45,000	43,037
2.050%, 4/15/30		65,000	60,236

			3,299,019

Insurance (0.7%)
American International Group, Inc.
5.450%, 5/7/35		20,000	20,846
Aon Corp.
4.500%, 12/15/28		25,000	25,283
2.050%, 8/23/31		100,000	88,240
Aon North America, Inc.
5.150%, 3/1/29		450,000	463,093
Arthur J Gallagher & Co.
5.000%, 2/15/32		400,000	409,335
Assurant, Inc.
2.650%, 1/15/32		50,000	44,353
Athene Global Funding
5.349%, 7/9/27§		400,000	406,664
5.322%, 11/13/31§		500,000	507,860
Berkshire Hathaway Finance Corp.
2.300%, 3/15/27		50,000	49,257
1.450%, 10/15/30		40,000	35,630
Brighthouse Financial, Inc.
3.700%, 6/22/27		50,000	49,397
Brown & Brown, Inc.
4.200%, 3/17/32		35,000	33,789
Chubb INA Holdings LLC
4.900%, 8/15/35		100,000	100,604
CNA Financial Corp.
2.050%, 8/15/30		20,000	17,986
Fairfax Financial Holdings Ltd.
4.625%, 4/29/30		25,000	25,080
Globe Life, Inc.
2.150%, 8/15/30		50,000	45,229
Kemper Corp.
2.400%, 9/30/30		25,000	22,390
Lincoln National Corp.
3.400%, 3/1/32		50,000	46,354
Markel Group, Inc.
3.500%, 11/1/27		25,000	24,804
Marsh & McLennan Cos., Inc.
4.375%, 3/15/29		10,000	10,107
4.650%, 3/15/30		220,000	224,303
5.400%, 9/15/33		100,000	105,004

See Notes to Financial Statements.

1263

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
MassMutual Global Funding II
(SOFR + 0.98%), 4.784%, 7/10/26 (k)§		$400,000	$401,368
4.450%, 3/27/28§		200,000	202,003
MetLife, Inc.
4.550%, 3/23/30		200,000	204,240
Mutual of Omaha Cos. Global Funding
5.350%, 4/9/27§		400,000	405,775
Pacific Life Global Funding II
5.500%, 7/18/28§		300,000	310,741
4.500%, 8/28/29§		400,000	403,999
Pricoa Global Funding I
4.400%, 8/27/27§		400,000	403,480
Principal Financial Group, Inc.
3.700%, 5/15/29		10,000	9,836
Protective Life Global Funding
5.209%, 4/14/26§		300,000	300,845
Prudential Financial, Inc.
4.500%, 9/15/47		70,000	69,111
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.125%, 3/1/52 (k)		200,000	198,000
Reinsurance Group of America, Inc.
3.900%, 5/15/29		10,000	9,876
3.150%, 6/15/30 (x)		20,000	18,953
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29		50,000	48,820

			5,742,655

Total Financials			81,526,197

Health Care (1.5%)
Biotechnology (0.2%)
AbbVie, Inc.
4.800%, 3/15/27		65,000	65,669
4.800%, 3/15/29		60,000	61,432
5.050%, 3/15/34		75,000	77,230
4.550%, 3/15/35		100,000	98,597
Amgen, Inc.
5.150%, 3/2/28		50,000	51,178
2.450%, 2/21/30		200,000	186,775
5.250%, 3/2/33		195,000	201,862
2.770%, 9/1/53		12,000	7,136
4.400%, 2/22/62		46,000	36,026
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30		900,000	802,559

			1,588,464

Health Care Equipment & Supplies (0.1%)
Baxter International, Inc.
1.915%, 2/1/27		100,000	97,597
Becton Dickinson & Co.
3.700%, 6/6/27		33,000	32,847
4.693%, 2/13/28		40,000	40,539
2.823%, 5/20/30		35,000	33,010
4.669%, 6/6/47		12,000	10,448
GE HealthCare Technologies, Inc.
5.500%, 6/15/35		50,000	51,986
4.950%, 12/15/35		15,000	14,991
Stryker Corp.
1.950%, 6/15/30		200,000	181,682
3.375%, 9/11/32	EUR	100,000	117,540
3.625%, 9/11/36		200,000	230,868
Zimmer Biomet Holdings, Inc.
5.500%, 2/19/35		$25,000	25,944

			837,452

Health Care Providers & Services (0.8%)
Cardinal Health, Inc.
3.410%, 6/15/27		75,000	74,386
Cencora, Inc.
3.450%, 12/15/27		50,000	49,566
Centene Corp.
4.625%, 12/15/29		700,000	679,126
Cigna Group (The)
4.375%, 10/15/28		340,000	342,759
5.000%, 5/15/29		450,000	462,074
CommonSpirit Health
5.318%, 12/1/34		600,000	612,575
CVS Health Corp.
1.300%, 8/21/27		65,000	62,162
4.300%, 3/25/28		55,000	55,202
5.000%, 1/30/29		20,000	20,413
3.250%, 8/15/29		200,000	192,907
5.125%, 7/20/45		54,000	48,867
Elevance Health, Inc.
3.650%, 12/1/27		200,000	199,136
3.600%, 3/15/51		23,000	16,488
5.650%, 6/15/54		34,000	33,117
HCA, Inc.
4.500%, 2/15/27		20,000	20,042
3.125%, 3/15/27		455,000	450,116
5.200%, 6/1/28		92,000	94,217
4.125%, 6/15/29		208,000	207,381
5.450%, 4/1/31		431,000	449,840
2.375%, 7/15/31		100,000	89,605
3.625%, 3/15/32		200,000	189,167
5.750%, 3/1/35		204,000	214,159
3.500%, 7/15/51		97,000	66,013
5.900%, 6/1/53		10,000	9,823
Humana, Inc.
1.350%, 2/3/27		25,000	24,234
3.700%, 3/23/29		20,000	19,637
McKesson Corp.
5.100%, 7/15/33		150,000	155,082
Quest Diagnostics, Inc.
4.625%, 12/15/29		400,000	406,617
UnitedHealth Group, Inc.
3.450%, 1/15/27		50,000	49,796
2.950%, 10/15/27		100,000	98,534
5.250%, 2/15/28		35,000	35,954
4.250%, 1/15/29		600,000	603,731
4.700%, 4/15/29		30,000	30,599
5.300%, 6/15/35		65,000	67,303
Universal Health Services, Inc.
5.050%, 10/15/34 (x)		35,000	34,391

			6,165,019

See Notes to Financial Statements.

1264

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Life Sciences Tools & Services (0.0%)†
Agilent Technologies, Inc.
2.300%, 3/12/31	$11,000	$9,953
Revvity, Inc.
3.300%, 9/15/29	15,000	14,442
2.250%, 9/15/31	35,000	30,853
Thermo Fisher Scientific, Inc.
4.800%, 11/21/27	20,000	20,361
1.750%, 10/15/28	35,000	33,017
4.794%, 10/7/35	70,000	70,290

		178,916

Pharmaceuticals (0.4%)
Astrazeneca Finance LLC
4.850%, 2/26/29	65,000	66,733
AstraZeneca plc
3.125%, 6/12/27	75,000	74,393
1.375%, 8/6/30	200,000	177,633
Bayer US Finance LLC
6.125%, 11/21/26§	300,000	304,449
6.500%, 11/21/33§	100,000	108,275
Bristol-Myers Squibb Co.
4.900%, 2/22/29	45,000	46,286
3.400%, 7/26/29	62,000	60,838
5.750%, 2/1/31	100,000	106,966
5.200%, 2/22/34	100,000	104,164
Eli Lilly & Co.
3.375%, 3/15/29	13,000	12,812
4.700%, 2/9/34	100,000	101,516
4.600%, 8/14/34	70,000	70,246
5.100%, 2/12/35	50,000	51,719
Johnson & Johnson
5.000%, 3/1/35	100,000	104,316
Merck & Co., Inc.
3.400%, 3/7/29	100,000	98,379
4.950%, 9/15/35	65,000	66,074
4.750%, 12/4/35	30,000	29,938
Novartis Capital Corp.
4.200%, 9/18/34	50,000	48,894
4.600%, 11/5/35	100,000	99,155
Pfizer Investment Enterprises Pte. Ltd.
4.450%, 5/19/28	200,000	202,739
4.750%, 5/19/33	190,000	192,073
Pfizer, Inc.
3.600%, 9/15/28	25,000	24,945
1.750%, 8/18/31	108,000	95,267
4.875%, 11/15/35	50,000	50,252
Roche Holdings, Inc.
4.790%, 3/8/29§	400,000	410,079
Sanofi SA
3.625%, 6/19/28	25,000	24,953
Takeda Pharmaceutical Co. Ltd.
2.050%, 3/31/30	200,000	182,625
Viatris, Inc.
2.700%, 6/22/30	200,000	182,759
Zoetis, Inc.
3.000%, 9/12/27	50,000	49,239
2.000%, 5/15/30	50,000	45,747

		3,193,464

Total Health Care		11,963,315

Industrials (1.4%)
Aerospace & Defense (0.7%)
Boeing Co. (The)
2.196%, 2/4/26	400,000	399,247
2.700%, 2/1/27	475,000	467,958
5.040%, 5/1/27	100,000	101,018
3.450%, 11/1/28	425,000	416,388
5.150%, 5/1/30	100,000	102,743
5.930%, 5/1/60	315,000	308,725
7.008%, 5/1/64	65,000	73,587
Embraer Netherlands Finance BV
5.980%, 2/11/35	65,000	68,828
General Dynamics Corp.
3.625%, 4/1/30	200,000	196,490
HEICO Corp.
5.250%, 8/1/28	300,000	308,145
Howmet Aerospace, Inc.
4.850%, 10/15/31	400,000	410,913
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28	700,000	662,114
L3Harris Technologies, Inc.
5.250%, 6/1/31	136,000	141,314
Lockheed Martin Corp.
4.450%, 5/15/28	35,000	35,436
4.750%, 2/15/34	100,000	101,383
Northrop Grumman Corp.
4.030%, 10/15/47	45,000	36,052
4.950%, 3/15/53	70,000	63,245
Rolls-Royce plc
5.750%, 10/15/27§	500,000	512,723
RTX Corp.
3.125%, 5/4/27	100,000	98,873
4.125%, 11/16/28	200,000	200,544
Spirit AeroSystems, Inc.
4.600%, 6/15/28	500,000	500,000
Textron, Inc.
3.000%, 6/1/30	22,000	20,803

		5,226,529

Air Freight & Logistics (0.1%)
GXO Logistics, Inc.
6.250%, 5/6/29	400,000	421,397
United Parcel Service, Inc.
5.150%, 5/22/34	40,000	41,540

		462,937

Building Products (0.1%)
Carrier Global Corp.
2.722%, 2/15/30	250,000	235,172
CRH America Finance, Inc.
5.500%, 1/9/35	50,000	52,124
Fortune Brands Innovations, Inc.
3.250%, 9/15/29	50,000	48,089
Johnson Controls International plc
2.000%, 9/16/31	30,000	26,418
Masco Corp.
2.000%, 10/1/30	25,000	22,307
Owens Corning
3.950%, 8/15/29	100,000	99,039

		483,149

See Notes to Financial Statements.

1265

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
Commercial Services & Supplies (0.0%)†
Cintas Corp. No. 2
3.700%, 4/1/27		$100,000	$99,760
RELX Capital, Inc.
4.750%, 5/20/32		20,000	20,288
Republic Services, Inc.
3.375%, 11/15/27		15,000	14,892
Waste Management, Inc.
3.150%, 11/15/27		50,000	49,395
4.150%, 4/15/32		50,000	49,564

			233,899

Electrical Equipment (0.0%)†
Emerson Electric Co.
1.800%, 10/15/27		25,000	24,167
Regal Rexnord Corp.
6.400%, 4/15/33		125,000	134,390

			158,557

Ground Transportation (0.1%)
Canadian National Railway Co.
4.375%, 9/18/34 (x)		20,000	19,596
Canadian Pacific Railway Co.
2.050%, 3/5/30 (x)		20,000	18,377
5.200%, 3/30/35 (x)		100,000	102,885
Norfolk Southern Corp.
3.800%, 8/1/28		25,000	24,875
2.300%, 5/15/31		25,000	22,661
Penske Truck Leasing Co. LP
5.350%, 3/30/29§		400,000	411,279
Ryder System, Inc.
4.950%, 9/1/29		100,000	102,173
Uber Technologies, Inc.
4.800%, 9/15/35		15,000	14,897
5.350%, 9/15/54		23,000	21,811
Union Pacific Corp.
2.375%, 5/20/31		10,000	9,170

			747,724

Industrial Conglomerates (0.0%)†
3M Co.
2.875%, 10/15/27		75,000	73,690
Honeywell International, Inc.
4.875%, 9/1/29		150,000	154,193

			227,883

Machinery (0.1%)
Caterpillar, Inc.
5.200%, 5/15/35		100,000	103,925
3.250%, 4/9/50		35,000	24,969
CNH Industrial Capital LLC
4.500%, 10/8/27		147,000	147,812
Cummins, Inc.
5.300%, 5/9/35		50,000	51,829
Daimler Truck Finance North America LLC
5.000%, 1/15/27§		400,000	403,387
Deere Funding Canada Corp.
4.150%, 10/9/30		100,000	100,075
Ingersoll Rand, Inc.
5.700%, 8/14/33		250,000	264,952
Parker-Hannifin Corp.
3.250%, 3/1/27		100,000	99,270
Westinghouse Air Brake Technologies Corp.
5.611%, 3/11/34		15,000	15,766

			1,211,985

Passenger Airlines (0.0%)†
Southwest Airlines Co.
5.125%, 6/15/27		50,000	50,650

Professional Services (0.1%)
Automatic Data Processing, Inc.
1.700%, 5/15/28		20,000	19,102
Broadridge Financial Solutions, Inc.
2.600%, 5/1/31		100,000	90,912
Equifax, Inc.
5.100%, 6/1/28		100,000	102,101
4.800%, 9/15/29		400,000	406,384
Verisk Analytics, Inc.
4.125%, 3/15/29		25,000	24,937

			643,436

Trading Companies & Distributors (0.2%)
Air Lease Corp.
5.300%, 2/1/28		100,000	101,808
3.000%, 2/1/30		50,000	46,844
Aviation Capital Group LLC
3.500%, 11/1/27§		700,000	688,704
5.375%, 7/15/29§		200,000	204,720
GATX Corp.
5.500%, 6/15/35		55,000	56,510
IMCD NV
4.875%, 9/18/28 (m)	EUR	293,000	358,613

			1,457,199

Transportation Infrastructure (0.0%)†
DP World Ltd.
6.850%, 7/2/37 (m)		$180,000	203,569

Total Industrials			11,107,517

Information Technology (2.1%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
4.850%, 2/26/29		25,000	25,660
5.050%, 2/26/34		100,000	102,958
Juniper Networks, Inc.
2.000%, 12/10/30		8,000	7,065
Motorola Solutions, Inc.
4.600%, 2/23/28		50,000	50,537
2.750%, 5/24/31		60,000	54,916
5.550%, 8/15/35		237,000	246,318

			487,454

Electronic Equipment, Instruments & Components (0.1%)
Allegion US Holding Co., Inc.
3.550%, 10/1/27		50,000	49,526
Amphenol Corp.
2.200%, 9/15/31		60,000	53,579
Arrow Electronics, Inc.
5.150%, 8/21/29		400,000	409,257
CDW LLC
5.100%, 3/1/30		400,000	407,084

See Notes to Financial Statements.

1266

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Jabil, Inc.
3.950%, 1/12/28 (x)	$100,000	$99,796
Keysight Technologies, Inc.
4.600%, 4/6/27	75,000	75,379

		1,094,621

IT Services (0.5%)
Beignet Investor LLC
6.581%, 5/30/49§	2,782,000	2,935,010
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	10,000	10,408
Gartner, Inc.
3.750%, 10/1/30§	497,000	471,448
IBM International Capital Pte. Ltd.
4.900%, 2/5/34	100,000	101,110
International Business Machines Corp.
3.500%, 5/15/29	200,000	196,018

		3,713,994

Semiconductors & Semiconductor Equipment (0.6%)
Analog Devices, Inc.
3.450%, 6/15/27	25,000	24,837
Applied Materials, Inc.
1.750%, 6/1/30	30,000	27,148
Broadcom, Inc.
4.110%, 9/15/28	106,000	106,306
4.750%, 4/15/29	100,000	101,729
5.050%, 7/12/29	220,000	226,526
4.200%, 10/15/30	35,000	34,985
5.150%, 11/15/31	296,000	307,146
4.550%, 2/15/32	51,000	51,214
5.200%, 4/15/32	76,000	78,862
4.300%, 11/15/32 (x)	90,000	88,738
3.419%, 4/15/33	273,000	252,594
3.469%, 4/15/34	100,000	91,311
4.800%, 10/15/34	83,000	83,177
3.137%, 11/15/35§	234,000	201,739
3.187%, 11/15/36§	300,000	254,558
4.926%, 5/15/37§	654,000	644,057
4.900%, 2/15/38	85,000	83,457
Foundry JV Holdco LLC
6.150%, 1/25/32§	400,000	428,773
6.250%, 1/25/35§	200,000	211,960
Intel Corp.
3.750%, 8/5/27	100,000	99,486
2.450%, 11/15/29	20,000	18,647
5.125%, 2/10/30	400,000	409,976
4.150%, 8/5/32	100,000	96,311
5.200%, 2/10/33	200,000	204,054
Lam Research Corp.
4.000%, 3/15/29	30,000	30,154
NVIDIA Corp.
2.000%, 6/15/31	50,000	45,011
NXP BV
3.875%, 6/18/26	700,000	699,160
4.400%, 6/1/27	40,000	40,180
2.500%, 5/11/31	95,000	85,918
QUALCOMM, Inc.
3.250%, 5/20/27	75,000	74,612
2.150%, 5/20/30	100,000	92,179
Texas Instruments, Inc.
2.250%, 9/4/29	30,000	28,244
4.900%, 3/14/33	50,000	51,612

		5,274,661

Software (0.7%)
Adobe, Inc.
5.300%, 1/17/35	100,000	105,395
AppLovin Corp.
5.125%, 12/1/29	491,000	502,347
5.375%, 12/1/31	210,000	217,631
5.500%, 12/1/34	150,000	154,295
5.950%, 12/1/54	151,000	149,911
Microsoft Corp.
3.300%, 2/6/27	100,000	99,640
3.400%, 6/15/27	10,000	9,973
1.350%, 9/15/30	35,000	31,409
2.921%, 3/17/52	183,000	120,384
Open Text Corp.
6.900%, 12/1/27§	700,000	727,538
Oracle Corp.
2.300%, 3/25/28	70,000	66,643
4.500%, 5/6/28	35,000	34,902
4.200%, 9/27/29	400,000	392,016
6.150%, 11/9/29	300,000	313,244
4.450%, 9/26/30	500,000	488,954
2.875%, 3/25/31	250,000	224,219
4.700%, 9/27/34	50,000	46,332
5.500%, 8/3/35	100,000	98,035
5.200%, 9/26/35	45,000	43,238
4.375%, 5/15/55	314,000	216,576
5.950%, 9/26/55	369,000	326,619
4.100%, 3/25/61	11,000	7,068
5.500%, 9/27/64	147,000	117,223
6.125%, 8/3/65	10,000	8,846
6.100%, 9/26/65	19,000	16,812
Roper Technologies, Inc.
1.750%, 2/15/31	200,000	175,512
Salesforce, Inc.
1.500%, 7/15/28	35,000	33,140
1.950%, 7/15/31	40,000	35,544
Synopsys, Inc.
5.000%, 4/1/32	500,000	510,519
VMware LLC
3.900%, 8/21/27	100,000	99,988
1.800%, 8/15/28	25,000	23,636

		5,397,589

Technology Hardware, Storage & Peripherals (0.1%)
Apple, Inc.
3.350%, 2/9/27	50,000	49,830
2.900%, 9/12/27	150,000	148,224
1.650%, 5/11/30	90,000	81,941
1.650%, 2/8/31	100,000	89,091
4.750%, 5/12/35	50,000	51,267
2.650%, 2/8/51	84,000	52,133
Dell International LLC
4.150%, 2/15/29	60,000	59,881
4.500%, 2/15/31	204,000	203,739
5.500%, 4/1/35	100,000	102,935

See Notes to Financial Statements.

1267

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
Hewlett Packard Enterprise Co.
5.250%, 7/1/28		$50,000	$51,219
4.400%, 10/15/30		100,000	99,654
HP, Inc.
6.100%, 4/25/35 (x)		35,000	36,976
Western Digital Corp.
2.850%, 2/1/29		30,000	28,651

			1,055,541

Total Information Technology			17,023,860

Materials (0.6%)
Chemicals (0.2%)
Air Products and Chemicals, Inc.
4.600%, 2/8/29		50,000	50,890
4.800%, 3/3/33		50,000	51,005
Brenntag Finance BV
3.375%, 10/2/31 (m)	EUR	300,000	348,227
Dow Chemical Co. (The)
5.150%, 2/15/34		$100,000	99,411
Ecolab, Inc.
1.650%, 2/1/27		100,000	97,708
Kraton Corp.
5.000%, 7/15/27§		400,000	405,804
LYB International Finance III LLC
5.625%, 5/15/33		200,000	202,995
PPG Industries, Inc.
2.800%, 8/15/29		100,000	95,542
RPM International, Inc.
4.550%, 3/1/29		25,000	25,280
Sherwin-Williams Co. (The)
3.450%, 6/1/27		75,000	74,421
Westlake Corp.
3.375%, 6/15/30		30,000	28,607

			1,479,890

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.
2.400%, 7/15/31		25,000	22,569
Series CB
2.500%, 3/15/30		35,000	32,590

			55,159

Containers & Packaging (0.1%)
Amcor Finance USA, Inc.
5.625%, 5/26/33		15,000	15,687
Amcor Flexibles North America, Inc.
2.690%, 5/25/31 (x)		35,000	31,997
5.500%, 3/17/35		20,000	20,701
Avery Dennison Corp.
5.750%, 3/15/33		50,000	53,025
Berry Global, Inc.
1.650%, 1/15/27		11,000	10,722
5.800%, 6/15/31		110,000	115,965
Packaging Corp. of America
3.400%, 12/15/27		35,000	34,657
Sonoco Products Co.
5.000%, 9/1/34		30,000	29,751
WestRock MWV LLC
7.950%, 2/15/31		400,000	457,378
WRKCo., Inc.
4.000%, 3/15/28		50,000	49,846

			819,729

Metals & Mining (0.3%)
Anglo American Capital plc
3.750%, 6/15/29 (m)	EUR	222,000	266,556
Corp. Nacional del Cobre de Chile
6.440%, 1/26/36 (m)		$200,000	216,255
Freeport-McMoRan, Inc.
4.625%, 8/1/30		200,000	201,541
Glencore Capital Finance DAC
3.668%, 10/6/32 (m)	EUR	200,000	233,374
Glencore Funding LLC
5.186%, 4/1/30§		$108,000	110,871
2.850%, 4/27/31§		99,000	91,309
2.625%, 9/23/31§		11,000	9,908
6.500%, 10/6/33§		9,000	9,950
Kinross Gold Corp.
6.250%, 7/15/33		100,000	109,287
Nucor Corp.
4.300%, 5/23/27		50,000	50,319
Reliance, Inc.
2.150%, 8/15/30		600,000	543,215
Rio Tinto Finance USA plc
5.250%, 3/14/35		35,000	36,139
Vale Overseas Ltd.
3.750%, 7/8/30		100,000	96,038
6.125%, 6/12/33		100,000	106,989
6.400%, 6/28/54		77,000	78,578

			2,160,329

Paper & Forest Products (0.0%)†
Suzano Austria GmbH
3.750%, 1/15/31		100,000	94,260
3.125%, 1/15/32		74,000	66,012

			160,272

Total Materials			4,675,379

Real Estate (0.7%)
Diversified REITs (0.0%)†
Digital Realty Trust LP (REIT)
5.550%, 1/15/28		50,000	51,391
GLP Capital LP (REIT)
5.750%, 6/1/28		10,000	10,254
Simon Property Group LP (REIT)
1.375%, 1/15/27		100,000	97,395
3.375%, 6/15/27		75,000	74,485
WP Carey, Inc. (REIT)
3.850%, 7/15/29		50,000	49,240

			282,765

Health Care REITs (0.0%)†
Healthpeak OP LLC (REIT)
2.125%, 12/1/28		65,000	61,464
5.250%, 12/15/32		10,000	10,262
Sabra Health Care LP (REIT)
3.900%, 10/15/29		25,000	24,467
Welltower OP LLC (REIT)
2.050%, 1/15/29		30,000	28,246

			124,439

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts LP (REIT)
4.250%, 12/15/28		10,000	10,006

See Notes to Financial Statements.

1268

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
Industrial REITs (0.1%)
Goodman US Finance Six LLC (REIT)
5.125%, 10/7/34§	$400,000	$401,797
Prologis LP (REIT)
2.250%, 1/15/32	50,000	44,259
4.625%, 1/15/33	100,000	100,966

		547,022

Office REITs (0.1%)
Boston Properties LP (REIT)
2.550%, 4/1/32	100,000	87,091
6.500%, 1/15/34	100,000	107,718
Brandywine Operating Partnership LP (REIT)
3.950%, 11/15/27	300,000	292,791
COPT Defense Properties LP (REIT)
2.250%, 3/15/26	600,000	597,794
Piedmont Operating Partnership LP (REIT)
3.150%, 8/15/30	25,000	22,959

		1,108,353

Real Estate Management & Development (0.1%)
CBRE Services, Inc.
5.500%, 4/1/29	400,000	414,187

Residential REITs (0.1%)
American Homes 4 Rent LP (REIT)
3.625%, 4/15/32	35,000	32,991
AvalonBay Communities, Inc. (REIT)
1.900%, 12/1/28	50,000	47,237
3.300%, 6/1/29	15,000	14,608
Camden Property Trust (REIT)
4.100%, 10/15/28	10,000	10,037
Essex Portfolio LP (REIT)
4.000%, 3/1/29	25,000	24,788
Invitation Homes Operating Partnership LP (REIT)
2.300%, 11/15/28	15,000	14,258
5.500%, 8/15/33	200,000	207,235
Mid-America Apartments LP (REIT)
3.950%, 3/15/29	50,000	49,703
Store Capital LLC (REIT)
2.700%, 12/1/31	50,000	44,131
UDR, Inc. (REIT)
3.500%, 1/15/28	100,000	98,733

		543,721

Retail REITs (0.0%)†
Agree LP (REIT)
2.000%, 6/15/28	15,000	14,294
Kimco Realty OP LLC (REIT)
1.900%, 3/1/28	50,000	47,968
Realty Income Corp. (REIT)
2.100%, 3/15/28	50,000	47,999
4.850%, 3/15/30	30,000	30,820
5.625%, 10/13/32	100,000	105,961
4.900%, 7/15/33	100,000	101,611
Regency Centers LP (REIT)
2.950%, 9/15/29	25,000	23,931

		372,584

Specialized REITs (0.3%)
American Tower Corp. (REIT)
5.800%, 11/15/28	300,000	313,093
2.300%, 9/15/31	20,000	17,791
5.650%, 3/15/33	200,000	210,319
5.350%, 3/15/35	50,000	51,253
Crown Castle, Inc. (REIT)
3.700%, 6/15/26	500,000	499,248
2.900%, 3/15/27	30,000	29,569
3.650%, 9/1/27	50,000	49,612
5.000%, 1/11/28	55,000	55,900
2.100%, 4/1/31	300,000	264,758
2.500%, 7/15/31	100,000	89,393
EPR Properties (REIT)
3.600%, 11/15/31	700,000	648,022
Equinix, Inc. (REIT)
1.800%, 7/15/27	20,000	19,326
3.200%, 11/18/29	25,000	24,002
Extra Space Storage LP (REIT)
3.875%, 12/15/27	25,000	24,911
5.500%, 7/1/30	100,000	104,068
Public Storage Operating Co. (REIT)
5.125%, 1/15/29	100,000	103,345
3.385%, 5/1/29	15,000	14,674

		2,519,284

Total Real Estate		5,922,361

Utilities (3.9%)
Electric Utilities (3.2%)
AEP Texas, Inc.
4.700%, 5/15/32	234,000	235,000
5.700%, 5/15/34 (x)	75,000	78,219
Series I
2.100%, 7/1/30 (x)	119,000	108,315
AEP Transmission Co. LLC
5.375%, 6/15/35	51,000	52,630
3.150%, 9/15/49	173,000	117,085
Alabama Power Co.
6.125%, 5/15/38	22,000	23,903
Series 20-A
1.450%, 9/15/30	50,000	44,368
American Electric Power Co., Inc.
3.200%, 11/13/27	25,000	24,641
5.200%, 1/15/29	65,000	66,961
2.300%, 3/1/30	25,000	23,105
Appalachian Power Co.
Series AA
2.700%, 4/1/31	700,000	640,494
Series Y
4.500%, 3/1/49	7,000	5,749
Arizona Public Service Co.
2.200%, 12/15/31	400,000	350,920
Baltimore Gas & Electric Co.
3.750%, 8/15/47	46,000	35,053
3.200%, 9/15/49	14,000	9,454

See Notes to Financial Statements.

1269

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
CenterPoint Energy Houston Electric LLC
5.050%, 3/1/35		$6,000	$6,069
Dominion Energy South Carolina, Inc.
Series 2025
5.300%, 1/15/35		55,000	56,958
DTE Electric Co.
Series A
1.900%, 4/1/28		65,000	62,288
Duke Energy Carolinas LLC
2.450%, 8/15/29		25,000	23,659
2.550%, 4/15/31		50,000	45,994
3.700%, 12/1/47		151,000	114,344
3.950%, 3/15/48		27,000	21,365
3.200%, 8/15/49		79,000	53,944
3.450%, 4/15/51		217,000	153,418
Duke Energy Corp.
3.400%, 6/15/29		30,000	29,275
3.750%, 4/1/31	EUR	124,000	147,498
2.550%, 6/15/31		$25,000	22,770
3.950%, 8/15/47		39,000	29,997
3.500%, 6/15/51		29,000	20,180
5.000%, 8/15/52		151,000	133,445
5.800%, 6/15/54		414,000	410,113
Duke Energy Florida LLC
1.750%, 6/15/30		70,000	63,026
3.400%, 10/1/46		14,000	10,201
3.000%, 12/15/51		54,000	34,918
Duke Energy Ohio, Inc.
2.125%, 6/1/30		388,000	355,451
5.550%, 3/15/54		22,000	21,483
Duke Energy Progress LLC
3.450%, 3/15/29		70,000	68,937
5.050%, 3/15/35		45,000	45,813
3.700%, 10/15/46		161,000	122,647
2.500%, 8/15/50		333,000	195,108
5.350%, 3/15/53		169,000	161,351
Edison International
6.950%, 11/15/29		600,000	638,937
Enel Finance International NV
2.500%, 7/12/31 (e)§		600,000	539,436
5.000%, 6/15/32§		600,000	609,837
Entergy Louisiana LLC
5.350%, 3/15/34		100,000	104,146
EPH Financing International A/S
6.651%, 11/13/28 (m)	EUR	400,000	505,792
Eurogrid GmbH
3.598%, 2/1/29 (m)		300,000	359,266
Eversource Energy
5.500%, 1/1/34		$100,000	102,864
Series M
3.300%, 1/15/28		150,000	147,290
Exelon Corp.
4.050%, 4/15/30		200,000	197,989
FirstEnergy Corp.
2.650%, 3/1/30		307,000	285,997
Series B
3.900%, 7/15/27 (e)		1,057,000	1,053,014
FirstEnergy Pennsylvania Electric Co.
3.250%, 3/15/28§		500,000	490,033
5.200%, 4/1/28§		200,000	204,319
FirstEnergy Transmission LLC
4.750%, 1/15/33§		157,000	156,700
5.000%, 1/15/35		488,000	488,025
4.550%, 4/1/49§		278,000	235,871
Florida Power & Light Co.
5.050%, 4/1/28		300,000	307,491
4.800%, 5/15/33		100,000	101,938
3.150%, 10/1/49		120,000	81,782
2.875%, 12/4/51		84,000	53,492
5.800%, 3/15/65		40,000	40,691
Georgia Power Co.
5.004%, 2/23/27		400,000	405,257
4.850%, 3/15/31		54,000	55,361
4.700%, 5/15/32		413,000	418,942
Series A
3.250%, 3/15/51		12,000	8,181
Series B
3.700%, 1/30/50		128,000	95,380
Indiana Michigan Power Co.
3.850%, 5/15/28		25,000	24,957
IPALCO Enterprises, Inc.
4.250%, 5/1/30		600,000	586,788
ITC Holdings Corp.
3.350%, 11/15/27		25,000	24,716
Jersey Central Power & Light Co.
4.400%, 1/15/31§		100,000	99,454
Series WI*
5.100%, 1/15/35		32,000	32,365
Johnsonville Aeroderivative Combustion Turbine Generation LLC
5.078%, 10/1/54		4,938	4,727
MidAmerican Energy Co.
3.650%, 4/15/29		100,000	98,873
3.150%, 4/15/50		80,000	54,084
Minejesa Capital BV
5.625%, 8/10/37 (m)		216,000	214,110
MVM Energetika Zrt.
6.500%, 3/13/31 (m)		200,000	211,000
NextEra Energy Capital Holdings, Inc.
3.550%, 5/1/27		25,000	24,863
4.625%, 7/15/27		100,000	101,036
4.685%, 9/1/27		70,000	70,811
2.750%, 11/1/29		600,000	570,553
5.250%, 3/15/34		100,000	102,934
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.750%, 6/15/54 (k)		100,000	106,625
NRG Energy, Inc.
4.450%, 6/15/29§		132,000	131,214
7.000%, 3/15/33§		591,000	653,152
Ohio Edison Co.
4.950%, 12/15/29§		13,000	13,290

See Notes to Financial Statements.

1270

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
Ohio Power Co.
Series P
2.600%, 4/1/30		$124,000	$115,718
Series Q
1.625%, 1/15/31		312,000	273,941
Oklahoma Gas & Electric Co.
3.250%, 4/1/30		200,000	191,858
Oncor Electric Delivery Co. LLC
3.700%, 11/15/28		25,000	24,828
Pacific Gas and Electric Co.
3.150%, 1/1/26		150,000	150,000
2.950%, 3/1/26		500,000	498,799
5.550%, 5/15/29		270,000	278,581
3.250%, 6/1/31		900,000	837,905
5.050%, 10/15/32		100,000	100,559
6.400%, 6/15/33		879,000	949,449
4.500%, 7/1/40		35,000	30,489
3.750%, 8/15/42 (e)		13,000	9,832
4.750%, 2/15/44		41,000	34,604
4.950%, 7/1/50		191,000	161,551
3.500%, 8/1/50		673,000	453,688
5.250%, 3/1/52		12,000	10,465
6.750%, 1/15/53		161,000	171,185
5.900%, 10/1/54		43,000	41,230
6.150%, 3/1/55		76,000	75,300
6.100%, 10/15/55		223,000	219,417
PacifiCorp
5.100%, 2/15/29		400,000	408,691
PECO Energy Co.
3.050%, 3/15/51		65,000	42,120
2.850%, 9/15/51		53,000	33,119
Pinnacle West Capital Corp.
5.150%, 5/15/30		429,000	441,469
PPL Capital Funding, Inc.
5.250%, 9/1/34		6,000	6,144
Public Service Electric & Gas Co.
3.200%, 5/15/29		100,000	97,412
Series Q
5.050%, 3/1/35		45,000	45,975
Southern California Edison Co.
5.300%, 3/1/28		600,000	612,224
2.850%, 8/1/29		40,000	37,892
2.250%, 6/1/30		33,000	29,911
Series G
2.500%, 6/1/31		50,000	44,866
Southern Co. (The)
5.113%, 8/1/27 (e)		100,000	101,539
5.700%, 10/15/32		415,000	439,667
Series A
3.700%, 4/30/30		600,000	585,478
Swepco Storm Recovery Funding LLC
4.880%, 9/1/39		386,760	388,888
System Energy Resources, Inc.
5.300%, 12/15/34		444,000	447,119
Union Electric Co.
2.950%, 3/15/30		250,000	238,176
Virginia Electric and Power Co.
2.300%, 11/15/31		100,000	88,912
5.050%, 8/15/34		40,000	40,520
Series C
4.900%, 9/15/35		100,000	99,542
Virginia Power Fuel Securitization LLC
Series A-1
5.088%, 5/1/27		192,391	193,446
Vistra Operations Co. LLC
4.600%, 10/15/30§		40,000	39,966
6.000%, 4/15/34§		474,000	497,082
5.700%, 12/30/34§		590,000	607,251
Wisconsin Power & Light Co.
3.050%, 10/15/27		75,000	73,787
Xcel Energy, Inc.
5.450%, 8/15/33		250,000	258,181

			25,568,508

Gas Utilities (0.3%)
Atmos Energy Corp.
5.450%, 10/15/32		30,000	31,739
CenterPoint Energy Resources Corp.
5.250%, 3/1/28		50,000	51,256
4.400%, 7/1/32		15,000	14,834
5.400%, 7/1/34		50,000	51,583
EP Infrastructure A/S
4.125%, 2/27/33 (m)	EUR	272,000	315,457
National Fuel Gas Co.
3.950%, 9/15/27		$50,000	49,774
2.950%, 3/1/31		700,000	638,416
ONE Gas, Inc.
5.100%, 4/1/29		25,000	25,728
Piedmont Natural Gas Co., Inc.
2.500%, 3/15/31		91,000	82,963
Southern California Gas Co.
2.950%, 4/15/27		700,000	692,015
Series XX
2.550%, 2/1/30		200,000	188,399

			2,142,164

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)
5.450%, 6/1/28		100,000	102,268
Constellation Energy Generation LLC
5.600%, 3/1/28		330,000	340,465

			442,733

Multi-Utilities (0.4%)
Abu Dhabi National Energy Co. PJSC
4.375%, 10/9/31§		400,000	399,400
Ameren Corp.
5.000%, 1/15/29		400,000	409,085
Consolidated Edison Co. of New York, Inc.
Series B
3.125%, 11/15/27		25,000	24,691
Consumers Energy Co.
4.650%, 3/1/28		50,000	50,786
5.050%, 5/15/35		92,000	93,514
Dominion Energy, Inc.
5.450%, 3/15/35		8,000	8,203

See Notes to Financial Statements.

1271

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
Series B
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.000%, 6/1/54 (k)		$57,000	$61,631
Series C
2.250%, 8/15/31		45,000	40,087
DTE Energy Co.
5.100%, 3/1/29		400,000	409,936
National Grid plc
5.602%, 6/12/28		300,000	309,534
5.418%, 1/11/34		100,000	103,261
NiSource, Inc.
3.490%, 5/15/27		12,000	11,921
5.400%, 6/30/33		7,000	7,260
5.350%, 4/1/34		100,000	103,019
Public Service Enterprise Group, Inc.
5.200%, 4/1/29		400,000	411,149
6.125%, 10/15/33		200,000	215,292
San Diego Gas & Electric Co.
Series RRR
3.750%, 6/1/47		9,000	6,878
WEC Energy Group, Inc.
1.375%, 10/15/27		500,000	477,872
2.200%, 12/15/28		100,000	95,046

			3,238,565

Water Utilities (0.0%)†
American Water Capital Corp.
2.300%, 6/1/31		100,000	90,213
Essential Utilities, Inc.
2.704%, 4/15/30		200,000	187,709

			277,922

Total Utilities			31,669,892

Total Corporate Bonds			215,541,013

Foreign Government Securities (2.1%)
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	1,200,000	384,992
7.300%, 8/12/33 (m)		300,000	101,851
Canada Government Bond
4.000%, 3/18/30		$100,000	101,047
3.250%, 12/1/34	CAD	272,000	196,694
Commonwealth of Australia
2.750%, 6/21/35 (m)	AUD	800,000	453,713
Export Development Canada
3.875%, 2/14/28		$150,000	150,874
4.750%, 6/5/34		60,000	62,627
Export-Import Bank of Korea
3.750%, 9/22/30		200,000	197,858
Federative Republic of Brazil
6.125%, 3/15/34		400,000	404,100
Japan Bank for International Cooperation
3.500%, 10/31/28		200,000	198,530
Japan Government Bond
2.000%, 12/20/44	JPY	100,000,000	554,914
2.300%, 12/20/54		70,000,000	358,384
2.800%, 6/20/55		40,000,000	228,277
3.200%, 9/20/55		28,800,000	178,041
2.200%, 3/20/64		44,000,000	204,135
Japan International Cooperation Agency
2.750%, 4/27/27		$600,000	590,850
Kingdom of Saudi Arabia
3.625%, 3/4/28 (m)		500,000	495,940
4.750%, 1/16/30§		400,000	407,876
New South Wales Treasury Corp.
1.750%, 3/20/34 (m)	AUD	400,000	206,795
4.750%, 2/20/37 (m)		100,000	62,711
Oriental Republic of Uruguay
4.375%, 10/27/27		$74,909	75,396
5.100%, 6/18/50		77,594	73,287
Province of Alberta
1.300%, 7/22/30		250,000	223,515
Province of British Columbia
3.900%, 8/27/30 (x)		60,000	60,028
4.200%, 7/6/33		150,000	149,150
Province of Manitoba
4.900%, 5/31/34		60,000	61,914
Province of Ontario
3.100%, 5/19/27		250,000	248,043
1.800%, 10/14/31 (x)		100,000	88,600
5.050%, 4/24/34 (x)		100,000	104,839
3.800%, 12/2/34	CAD	28,000	20,480
Province of Quebec
2.750%, 4/12/27		$50,000	49,432
3.625%, 4/13/28		100,000	99,866
4.500%, 4/3/29		250,000	255,771
Queensland Treasury Corp.
4.500%, 8/22/35 (m)	AUD	100,000	62,474
Republic of Indonesia
2.850%, 2/14/30		$200,000	189,200
5.600%, 1/15/35 (x)		100,000	106,125
3.050%, 3/12/51		200,000	133,812
Republic of Korea
1.750%, 10/15/31		200,000	178,474
Republic of Panama
3.298%, 1/19/33		200,000	175,696
4.500%, 4/1/56		200,000	149,800
Republic of Peru
2.783%, 1/23/31		70,000	64,785
6.950%, 8/12/31 (m)	PEN	641,000	211,695
6.150%, 8/12/32§		1,300,000	417,075
3.000%, 1/15/34		$200,000	174,000
6.850%, 8/12/35 (m)	PEN	474,000	152,063
7.600%, 8/12/39 (m)		382,000	124,023
3.550%, 3/10/51		$117,000	82,192
Republic of Philippines
2.457%, 5/5/30		200,000	186,375
5.250%, 5/14/34		100,000	104,500
3.200%, 7/6/46		200,000	143,500
Republic of Poland
5.500%, 11/16/27		25,000	25,722
4.625%, 3/18/29		200,000	203,832
Republic of Serbia
1.000%, 9/23/28§	EUR	700,000	766,289
Republic of South Africa
7.100%, 11/19/36§		$400,000	429,176

See Notes to Financial Statements.

1272

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
Romania Government Bond
2.000%, 4/14/33 (m)	EUR	800,000	$762,155
State of Israel Government Bond
5.500%, 3/12/34		$400,000	414,796
State of Kuwait
4.016%, 10/9/28§		200,000	199,996
State of Qatar
5.103%, 4/23/48§		500,000	492,085
Titulos de Tesoreria
6.250%, 7/9/36	COP	2,250,300,000	379,009
Treasury Corp. of Victoria
2.250%, 9/15/33 (m)	AUD	200,000	109,105
U.K. Treasury Bonds
4.375%, 7/31/54 (m)	GBP	855,000	1,010,268
United Mexican States
3.750%, 1/11/28		$200,000	198,400
5.000%, 5/7/29		200,000	203,000
3.250%, 4/16/30		200,000	188,800
3.500%, 2/12/34		254,000	219,710
6.350%, 2/9/35		159,000	166,351
6.875%, 5/13/37		938,000	1,001,315
4.500%, 1/31/50 (x)		400,000	302,600

Total Foreign Government Securities			16,778,928

Mortgage-Backed Securities (27.4%)
FHLMC
3.000%, 9/1/27		1,383	1,369
4.170%, 4/1/28		300,000	301,998
3.000%, 7/1/28		912	902
2.500%, 1/1/29		3,605	3,558
3.000%, 1/1/30		4,794	4,728
2.500%, 3/1/30		4,780	4,676
2.500%, 5/1/30		12,437	12,160
3.000%, 5/1/30		9,041	8,905
3.000%, 6/1/30		18,193	17,928
2.500%, 7/1/30		4,513	4,410
3.000%, 7/1/30		10,013	9,867
2.500%, 8/1/30		15,197	14,844
3.000%, 8/1/30		2,802	2,759
2.500%, 9/1/30		19,515	19,055
2.500%, 4/1/31		19,565	19,084
3.500%, 4/1/31		337	335
6.236%, 11/1/31 (l)		343	349
3.000%, 10/1/32		1,682	1,644
3.000%, 11/1/32		2,380	2,325
3.000%, 12/1/32		1,621	1,583
5.500%, 2/1/35		2,755	2,857
4.500%, 2/1/39		6,219	6,250
4.500%, 12/1/39		2,825	2,835
4.000%, 8/1/40		2,950	2,893
4.000%, 9/1/40		7,093	6,980
4.000%, 4/1/41		147	144
4.500%, 5/1/41		13,113	13,150
5.500%, 6/1/41		12,050	12,531
5.000%, 11/1/41		26,939	27,527
3.500%, 4/1/42		25,563	24,563
3.500%, 8/1/42		19,383	18,622
3.500%, 10/1/42		1,135	1,094
3.000%, 3/1/43		17,643	16,315
3.500%, 6/1/43		11,420	10,907
3.500%, 7/1/43		2,813	2,702
4.500%, 9/1/43		22,011	22,009
4.500%, 11/1/43		4,547	4,545
4.500%, 12/1/43		17,075	17,107
3.500%, 1/1/44		6,233	5,977
4.000%, 4/1/44		13,397	13,113
3.500%, 6/1/44		4,512	4,327
4.000%, 7/1/44		3,303	3,229
3.000%, 1/1/45		874,575	800,488
3.000%, 7/1/45		465,976	425,506
3.500%, 9/1/45		2,199	2,099
4.000%, 9/1/45		15,391	15,035
4.000%, 12/1/45		6,201	6,061
3.000%, 12/1/46		105,483	96,637
3.500%, 3/1/47		23,655	22,439
4.500%, 4/1/47		40,754	40,929
4.500%, 5/1/47		15,254	15,277
4.500%, 7/1/47		53,607	53,677
3.500%, 10/1/47		32,662	30,972
3.500%, 12/1/47		27,654	26,224
3.500%, 1/1/48		10,107	9,573
4.500%, 7/1/48		129,245	129,436
4.500%, 8/1/48		227,240	227,321
5.000%, 11/1/48		5,854	5,980
4.500%, 4/1/49		24,836	24,803
3.000%, 4/1/50		1,090,026	960,143
FHLMC UMBS
3.500%, 1/1/34		24,891	24,550
3.500%, 5/1/35		86,637	85,548
2.000%, 9/1/35		42,555	39,770
2.000%, 1/1/36		86,488	80,802
2.000%, 2/1/36		72,211	67,215
2.000%, 3/1/36		17,024	15,831
1.500%, 4/1/36		186,089	169,599
1.500%, 5/1/36		37,530	34,199
2.000%, 5/1/36		101,028	94,386
2.000%, 3/1/37		252,882	235,394
2.000%, 4/1/37		32,053	29,805
3.000%, 9/1/37		3,495	3,315
3.000%, 6/1/38		66,920	64,049
2.500%, 3/1/41		1,704,281	1,537,422
2.000%, 3/1/42		52,397	45,770
4.000%, 1/1/45		203,499	199,339
4.000%, 9/1/45		201,118	196,988
3.500%, 3/1/46		88,673	84,681
3.500%, 9/1/46		29,325	27,664
4.000%, 7/1/47		43,713	42,459
3.500%, 1/1/48		19,314	18,106
4.000%, 4/1/48		146,057	142,458
4.000%, 6/1/48		4,135	4,015
4.000%, 8/1/48		39,114	38,127
4.500%, 1/1/49		39,647	39,361
4.000%, 5/1/49		4,579	4,437
3.500%, 1/1/50		21,890	20,569
4.000%, 3/1/50		66,848	64,555
3.500%, 6/1/50		56,599	53,148
4.000%, 6/1/50		71,212	68,681
2.500%, 7/1/50		35,669	30,810
3.000%, 7/1/50		9,983	9,034
4.000%, 7/1/50		74,071	71,497
1.500%, 8/1/50		65,777	51,217
2.000%, 8/1/50		20,444	16,879

See Notes to Financial Statements.

1273

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
2.500%, 8/1/50	$3,250,276	$2,812,569
3.000%, 8/1/50	880,423	794,186
2.000%, 9/1/50	55,013	44,990
3.000%, 9/1/50	268,567	243,867
1.500%, 10/1/50	166,505	129,650
2.000%, 11/1/50	38,110	31,512
2.500%, 2/1/51	272,704	237,428
2.000%, 3/1/51	405,115	330,926
2.000%, 4/1/51	143,426	118,685
2.000%, 5/1/51	69,340	57,335
2.500%, 5/1/51	803,734	695,800
3.000%, 6/1/51	1,352,322	1,208,090
2.000%, 7/1/51	263,027	218,065
3.000%, 7/1/51	84,436	76,090
2.000%, 9/1/51	94,263	77,629
2.000%, 10/1/51	267,359	218,397
3.000%, 10/1/51	83,938	75,327
2.500%, 11/1/51	698,805	604,591
2.000%, 12/1/51	192,291	158,762
2.500%, 12/1/51	338,026	291,977
2.000%, 1/1/52	1,032,705	853,237
2.500%, 1/1/52	878,338	756,503
2.000%, 2/1/52	27,664	22,555
3.000%, 2/1/52	62,313	56,251
3.000%, 3/1/52	2,773,729	2,494,365
4.000%, 6/1/52	25,693	24,748
5.000%, 6/1/52	2,993	3,025
4.500%, 7/1/52	76,546	75,228
5.000%, 7/1/52	47,262	47,959
3.000%, 8/1/52	77,209	69,312
4.000%, 8/1/52	651,857	622,982
4.500%, 8/1/52	21,654	21,261
5.000%, 8/1/52	111,348	112,252
5.000%, 9/1/52	33,780	33,919
4.000%, 10/1/52	172,859	165,040
5.000%, 10/1/52	13,225	13,358
6.000%, 10/1/52	26,422	27,458
5.500%, 1/1/53	74,596	76,373
6.000%, 1/1/53	62,517	64,513
5.000%, 2/1/53	275,069	277,576
6.000%, 2/1/53	37,820	39,012
5.500%, 3/1/53	101,758	104,525
6.000%, 3/1/53	20,328	20,969
6.000%, 4/1/53	36,246	37,689
5.000%, 5/1/53	414,483	416,059
5.500%, 5/1/53	224,853	230,891
5.000%, 6/1/53	304,463	305,335
5.500%, 8/1/53	19,504	19,870
5.000%, 9/1/53	186,980	187,539
6.500%, 11/1/53	35,714	37,499
6.000%, 12/1/53	215,746	224,066
6.000%, 4/1/54	3,519,944	3,671,063
6.000%, 5/1/54	72,172	74,595
6.000%, 6/1/54	114,782	118,634
6.000%, 9/1/54	340,335	351,652
5.500%, 12/1/54	246,403	252,024
5.500%, 1/1/55	697,006	711,163
6.000%, 4/1/55	92,724	95,757
6.000%, 5/1/55	197,962	204,437
FNMA
5.920%, 1/1/28 (l)	316	318
5.790%, 1/1/29	2,334,000	2,411,816
5.810%, 6/1/31	62,000	64,949
2.630%, 4/1/32	2,519,000	2,277,457
3.300%, 7/1/32	4,934,970	4,665,153
4.239%, 3/1/33 (l)	2,384	2,330
6.468%, 1/1/36 (l)	6,385	6,573
6.000%, 7/1/39	4,882	5,086
6.143%, 12/1/40 (l)	312	315
4.000%, 1/1/41	3,134	3,066
3.500%, 12/1/44	215,233	203,187
3.500%, 2/1/45	372,701	351,843
3.000%, 4/1/45	263,353	234,854
FNMA UMBS
2.500%, 9/1/27	1,928	1,907
2.500%, 4/1/28	780	769
2.500%, 8/1/28	2,685	2,645
3.500%, 3/1/29	3,627	3,607
3.000%, 4/1/29	5,649	5,577
3.000%, 5/1/29	6,631	6,544
3.000%, 6/1/29	6,401	6,317
3.000%, 9/1/29	6,177	6,093
3.000%, 10/1/29	3,657	3,604
3.000%, 1/1/30	31,530	31,077
2.500%, 2/1/30	1,483	1,454
3.000%, 3/1/30	7,256	7,148
2.500%, 4/1/30	3,615	3,535
3.000%, 4/1/30	5,934	5,846
2.500%, 5/1/30	1,717	1,677
3.000%, 5/1/30	3,063	3,017
2.500%, 7/1/30	7,198	7,027
3.000%, 7/1/30	14,930	14,689
2.500%, 8/1/30	19,311	18,869
3.000%, 8/1/30	30,131	29,645
3.500%, 8/1/30	4,936	4,897
2.500%, 9/1/30	12,113	11,810
3.000%, 9/1/30	14,182	13,951
2.500%, 11/1/30	22,914	22,336
2.500%, 3/1/31	1,385	1,366
3.000%, 3/1/31	2,197	2,158
2.500%, 6/1/31	7,731	7,516
2.500%, 7/1/31	5,279	5,121
2.500%, 8/1/31	645	627
3.000%, 8/1/31	32,018	31,456
4.000%, 8/1/31	2,158	2,160
3.000%, 9/1/31	5,326	5,233
2.000%, 10/1/31	2,247	2,154
2.500%, 10/1/31	43,223	41,893
2.000%, 11/1/31	30,388	29,134
2.500%, 11/1/31	18,677	18,101
2.000%, 12/1/31	3,277	3,138
2.500%, 2/1/32	1,306	1,265
2.000%, 3/1/32	22,540	21,572
2.500%, 3/1/32	5,756	5,566
3.500%, 4/1/32	53,861	53,333
3.500%, 5/1/32	39,581	39,206
3.000%, 6/1/32	11,006	10,768
2.500%, 8/1/32	31,598	30,584
3.000%, 9/1/32	8,407	8,258
2.500%, 2/1/33	48,653	47,445
4.000%, 10/1/33	11,466	11,528
6.000%, 2/1/34	7,195	7,509
5.500%, 5/1/34	32,881	34,012
6.000%, 8/1/34	4,063	4,248

See Notes to Financial Statements.

1274

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
3.000%, 9/1/34	$557,494	$538,312
3.500%, 12/1/34	415,692	407,737
2.500%, 2/1/35	269,968	262,547
5.000%, 2/1/35	35,034	35,690
5.500%, 2/1/35	16,674	17,239
6.000%, 4/1/35	63,516	66,218
3.000%, 8/1/35	42,278	41,064
5.000%, 9/1/35	2,146	2,184
2.500%, 10/1/35	85,207	81,287
2.500%, 12/1/35	293,740	280,039
3.000%, 12/1/35	38,861	37,721
5.500%, 12/1/35	11,661	12,066
4.000%, 1/1/36	19,049	18,832
2.000%, 2/1/36	20,404	18,992
1.500%, 3/1/36	20,517	18,716
2.000%, 3/1/36	42,518	39,536
2.000%, 4/1/36	34,338	32,080
1.500%, 5/1/36	33,901	30,924
2.000%, 5/1/36	236,500	220,950
3.000%, 5/1/36	21,140	20,501
1.500%, 6/1/36	118,502	107,985
2.000%, 7/1/36	39,174	36,463
3.000%, 10/1/36	1,451	1,385
2.000%, 11/1/36	18,288	17,011
3.000%, 11/1/36	15,365	14,653
1.500%, 12/1/36	78,681	71,673
3.000%, 12/1/36	25,224	24,055
2.000%, 1/1/37	17,489	16,268
1.500%, 2/1/37	34,461	31,435
2.000%, 2/1/37	124,174	115,405
2.000%, 3/1/37	83,427	77,576
2.000%, 4/1/37	54,709	50,787
6.000%, 2/1/38	3,142	3,319
6.000%, 3/1/38	1,398	1,476
6.000%, 5/1/38	3,617	3,821
6.000%, 10/1/38	1,086	1,144
6.000%, 12/1/38	1,704	1,799
5.500%, 1/1/39	7,826	8,133
4.500%, 7/1/39	82,432	82,647
5.500%, 9/1/39	12,722	13,226
5.500%, 12/1/39	11,208	11,664
5.500%, 3/1/40	1,118	1,163
6.500%, 5/1/40	28,967	30,926
4.500%, 7/1/40	8,115	8,132
4.000%, 9/1/40	13,421	13,193
2.000%, 12/1/40	73,183	64,085
4.000%, 12/1/40	224,043	219,551
5.500%, 4/1/41	2,356	2,451
4.500%, 5/1/41	723	723
4.500%, 7/1/41	1,268	1,269
5.000%, 7/1/41	40,958	41,798
5.000%, 8/1/41	962	982
4.500%, 9/1/41	6,961	6,971
4.500%, 10/1/41	2,720	2,723
1.500%, 11/1/41	1,186,952	1,001,608
1.500%, 12/1/41	603,142	508,593
3.500%, 1/1/42	12,190	11,689
4.000%, 1/1/42	22,857	22,365
2.000%, 2/1/42	356,721	311,735
2.000%, 3/1/42	406,970	355,424
2.000%, 4/1/42	47,878	41,825
3.500%, 4/1/42	5,258	5,031
3.500%, 5/1/42	539	516
4.000%, 5/1/42	25,669	25,058
3.500%, 6/1/42	1,299	1,242
3.500%, 7/1/42	1,952	1,864
2.000%, 8/1/42	174,556	152,753
4.500%, 8/1/42	4,743	4,751
4.500%, 9/1/42	8,925	8,947
3.000%, 3/1/43	87,445	80,580
3.000%, 4/1/43	50,070	46,112
3.000%, 5/1/43	39,709	36,683
3.000%, 6/1/43	19,772	18,317
4.500%, 9/1/43	12,028	12,008
4.500%, 11/1/43	55,405	55,374
4.500%, 12/1/43	10,270	10,261
5.000%, 12/1/43	70,571	72,013
4.500%, 1/1/44	7,904	7,893
4.500%, 6/1/44	81,347	81,300
3.000%, 10/1/44	754,371	694,323
5.500%, 12/1/44	2,499,620	2,550,392
3.500%, 2/1/45	124,614	119,119
4.500%, 7/1/45	25,145	25,231
4.500%, 11/1/45	41,786	41,928
4.500%, 12/1/45	18,186	18,166
3.000%, 6/1/46	8,583	7,873
4.500%, 7/1/46	75,715	75,684
3.000%, 8/1/46	1,165	1,070
3.000%, 9/1/46	20,266	18,578
3.000%, 11/1/46	1,829	1,674
3.500%, 11/1/46	6,611	6,227
4.000%, 11/1/46	12,041	11,665
3.000%, 12/1/46	909,592	825,599
2.500%, 2/1/47	749,296	652,839
3.000%, 2/1/47	39,706	36,340
4.000%, 3/1/47	690,030	658,558
3.000%, 4/1/47	913,464	828,598
3.500%, 5/1/47	25,174	23,781
4.000%, 6/1/47	43,262	41,806
4.000%, 8/1/47	21,751	21,134
4.000%, 9/1/47	1,601	1,547
4.000%, 10/1/47	19,282	18,627
4.500%, 10/1/47	5,783	5,781
3.500%, 11/1/47	31,806	29,827
4.500%, 11/1/47	50,376	50,353
3.500%, 12/1/47	32,009	30,018
3.500%, 1/1/48	51,133	48,074
4.000%, 1/1/48	19,105	18,456
4.500%, 1/1/48	46,219	46,189
3.500%, 2/1/48	14,467	13,563
3.500%, 3/1/48	105,592	98,990
3.500%, 4/1/48	5,515	5,239
4.000%, 4/1/48	2,846	2,746
4.500%, 4/1/48	18,073	18,157
4.000%, 5/1/48	3,474	3,352
4.500%, 5/1/48	333,175	332,942
3.500%, 6/1/48	532,834	499,518
4.000%, 6/1/48	2,369	2,285
4.000%, 7/1/48	2,339	2,253
4.500%, 7/1/48	357,412	355,149
4.000%, 8/1/48	31,446	30,456
4.500%, 8/1/48	39,946	39,920
5.000%, 8/1/48	2,924	2,982
4.000%, 9/1/48	15,165	14,607

See Notes to Financial Statements.

1275

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
5.000%, 9/1/48	$9,472	$9,659
4.000%, 10/1/48	6,643	6,399
4.500%, 11/1/48	29,729	29,654
4.000%, 1/1/49	62,042	60,361
4.500%, 2/1/49	116,706	116,412
4.500%, 5/1/49	230,580	231,224
5.000%, 5/1/49	28,451	29,012
3.500%, 6/1/49	76,425	71,671
4.000%, 9/1/49	63,480	61,125
4.500%, 9/1/49	7,812	7,758
4.000%, 3/1/50	26,961	25,918
4.000%, 5/1/50	25,671	24,718
4.000%, 6/1/50	58,178	55,874
2.500%, 7/1/50	764,204	662,013
2.000%, 8/1/50	2,985,782	2,441,824
2.500%, 8/1/50	445,382	384,986
3.000%, 8/1/50	157,181	141,595
2.000%, 9/1/50	122,614	100,275
4.000%, 9/1/50	83,010	80,106
1.500%, 10/1/50	172,786	134,541
2.000%, 10/1/50	166,590	136,239
2.500%, 10/1/50	1,139,516	984,992
1.500%, 11/1/50	150,729	117,366
2.000%, 11/1/50	22,039	18,023
2.500%, 11/1/50	139,152	121,109
2.000%, 12/1/50	137,127	113,221
2.000%, 1/1/51	159,973	130,777
3.500%, 1/1/51	337,993	316,015
4.000%, 1/1/51	196,549	189,450
2.000%, 2/1/51	208,605	170,403
1.500%, 3/1/51	203,815	158,192
2.000%, 3/1/51	107,058	88,416
4.000%, 3/1/51	92,326	88,900
2.000%, 4/1/51	172,458	142,463
3.000%, 6/1/51	1,679,694	1,503,170
2.000%, 8/1/51	1,148,555	936,184
2.500%, 9/1/51	1,955,935	1,686,119
3.500%, 9/1/51	1,295,161	1,207,300
2.000%, 11/1/51	673,886	552,704
2.500%, 11/1/51	524,838	449,279
3.000%, 11/1/51	192,754	172,798
2.000%, 12/1/51	317,784	261,442
3.000%, 12/1/51	82,151	73,800
3.500%, 12/1/51	3,232,370	3,033,293
2.000%, 1/1/52	139,246	115,442
2.500%, 1/1/52	1,055,190	913,116
2.000%, 2/1/52	682,014	558,263
2.500%, 2/1/52	213,823	185,368
2.000%, 3/1/52	501,663	412,893
3.000%, 3/1/52	176,458	158,410
2.000%, 4/1/52	956,203	790,058
3.000%, 4/1/52	42,331	38,068
4.000%, 4/1/52	34,428	33,139
3.000%, 5/1/52	67,693	60,706
4.000%, 6/1/52	73,833	70,978
4.500%, 7/1/52	11,939	11,734
5.000%, 7/1/52	100,738	102,073
4.500%, 8/1/52	3,235,908	3,180,226
4.000%, 10/1/52	73,819	71,103
4.000%, 12/1/52	181,480	173,157
5.000%, 1/1/53	161,487	162,466
5.500%, 1/1/53	114,087	116,789
6.000%, 1/1/53	85,956	88,700
5.000%, 3/1/53	139,212	139,815
5.000%, 4/1/53	815,401	818,192
6.000%, 4/1/53	50,038	52,030
4.500%, 5/1/53	413,444	407,364
5.000%, 5/1/53	2,925,375	2,929,507
5.500%, 5/1/53	368,336	377,301
6.000%, 5/1/53	164,855	170,994
6.500%, 5/1/53	26,520	27,739
5.500%, 6/1/53	84,557	86,803
5.000%, 7/1/53	504,964	509,008
6.000%, 7/1/53	134,465	139,651
5.500%, 8/1/53	254,348	259,355
6.000%, 8/1/53	271,262	279,986
6.500%, 8/1/53	149,683	156,982
6.500%, 9/1/53	30,845	32,367
6.500%, 10/1/53	83,372	87,486
6.500%, 2/1/54	174,854	182,935
5.500%, 3/1/54	1,865,264	1,917,021
6.000%, 3/1/54	115,507	119,366
6.500%, 6/1/54	175,636	182,357
5.500%, 8/1/54	3,237,499	3,338,478
6.500%, 8/1/54	129,347	134,963
6.000%, 8/1/55	82,803	85,440
FNMA/FHLMC UMBS, 15 Year, Single Family
4.000%, 1/25/41 TBA	68,000	67,118
4.500%, 1/25/41 TBA	413,000	413,420
FNMA/FHLMC UMBS, 30 Year, Single Family
3.500%, 1/25/56 TBA	505,000	467,046
4.000%, 1/25/56 TBA	178,000	168,989
5.500%, 1/25/56 TBA	9,913,534	10,056,041
6.000%, 1/25/56 TBA	4,435,455	4,554,311
6.500%, 1/25/56 TBA	691,000	718,046
3.000%, 2/25/56 TBA	13,700,000	12,114,868
3.500%, 2/25/56 TBA	27,398,000	25,253,252
4.000%, 2/25/56 TBA	16,600,000	15,750,546
4.500%, 2/25/56 TBA	16,700,000	16,299,461
5.500%, 2/25/56 TBA	18,400,000	18,647,250
6.000%, 2/25/56 TBA	5,570,000	5,716,212
GNMA
5.375%, 7/20/27 (l)	59	59
5.500%, 4/15/33	255	260
5.000%, 12/15/38	2,007	2,047
4.000%, 4/20/39	805	788
5.000%, 7/15/39	6,048	6,162
4.000%, 7/20/39	1,940	1,898
5.000%, 10/20/39	2,070	2,112
4.500%, 12/20/39	821	822
4.500%, 1/20/40	994	996
4.500%, 2/20/40	820	822
4.500%, 5/20/40	68	68
4.000%, 10/20/40	10,497	10,244
4.000%, 11/20/40	32,305	31,517
5.000%, 12/15/40	7,734	7,894
4.000%, 12/20/40	12,957	12,644
4.000%, 1/20/41	11,162	10,890
4.000%, 3/15/41	8,532	8,292
4.500%, 7/20/41	4,815	4,818
3.500%, 1/15/42	6,671	6,311
4.500%, 2/15/42	62,107	62,192

See Notes to Financial Statements.

1276

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
5.000%, 7/20/42	$5,662	$5,774
3.500%, 4/15/43	9,481	8,945
3.500%, 4/20/43	22,937	21,719
3.500%, 2/20/44	72,230	68,206
5.000%, 7/20/44	779	795
4.000%, 10/20/44	351	340
3.500%, 1/20/45	153,048	139,529
3.000%, 2/15/45	17,365	15,940
3.500%, 5/20/45	14,503	13,638
3.000%, 7/15/45	80,867	73,270
4.000%, 8/20/45	194,563	188,093
3.500%, 4/20/46	287,454	268,532
3.500%, 5/20/46	13,569	12,676
3.500%, 6/20/46	168,384	157,300
3.500%, 7/20/46	58,380	54,537
3.500%, 9/20/46	200,145	186,971
3.500%, 10/20/46	31,054	28,716
4.000%, 5/20/47	2,891	2,792
4.000%, 6/20/47	27,446	26,505
4.000%, 11/20/47	31,428	30,311
4.000%, 12/20/47	15,498	14,947
4.500%, 9/20/48	13,127	12,997
5.000%, 1/20/49	2,819	2,864
5.000%, 2/20/49	123,998	125,980
4.500%, 3/20/49	54,695	54,342
5.000%, 6/20/49	103,214	104,863
5.000%, 7/20/49	31,788	32,345
3.500%, 11/15/49	5,923	5,447
5.000%, 12/20/49	29,222	29,807
3.500%, 2/15/50	82,292	75,625
4.500%, 4/20/50	19,920	19,766
4.000%, 5/20/50	10,094	9,701
2.000%, 8/20/50	433,706	359,823
2.000%, 11/20/50	73,885	61,298
2.000%, 1/20/51	926,411	768,159
2.000%, 2/20/51	75,252	62,386
2.500%, 3/20/51	1,544,024	1,334,433
2.500%, 4/20/51	1,886,903	1,630,768
3.000%, 6/20/51	461,875	415,961
2.500%, 8/20/51	1,421,879	1,229,313
3.000%, 8/20/51	557,251	502,030
2.500%, 10/20/51	216,963	187,444
2.500%, 12/20/51	149,797	129,416
3.000%, 12/20/51	150,202	135,224
2.500%, 5/20/52	345,732	298,747
3.500%, 5/20/52	308,502	284,386
2.500%, 6/20/52	268,544	232,133
2.500%, 7/20/52	171,243	148,038
2.500%, 12/20/52	29,845	25,878
4.000%, 12/20/52	249,069	237,435
2.500%, 1/20/53	95,973	83,148
3.500%, 10/20/54	958,751	873,993
3.500%, 5/20/55	341,313	311,060
2.000%, 1/15/56 TBA	446,000	369,553
2.500%, 1/15/56 TBA	253,000	218,450
3.000%, 1/15/56 TBA	236,000	212,363
4.000%, 1/15/56 TBA	217,000	204,963
4.500%, 1/15/56 TBA	759,000	739,906
5.000%, 1/15/56 TBA	1,268,000	1,265,623
5.500%, 1/15/56 TBA	1,470,000	1,484,700
6.000%, 1/15/56 TBA	2,625,000	2,675,244
6.500%, 2/15/56 TBA	380,000	392,350

Total Mortgage-Backed Securities		220,012,933

Municipal Bonds (0.3%)
American Municipal Power, Inc.
8.084%, 2/15/50	55,000	69,150
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series BB
5.882%, 6/15/44	60,000	60,982
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Series 2010A
5.808%, 2/1/41	60,000	61,873
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	42,000	45,421
Los Angeles Community College District
6.600%, 8/1/42	25,000	27,090
Louisiana Local Government Environmental Facilities & Community Development Authority Systems, Series 2023
5.198%, 12/1/39	500,000	515,366
Metropolitan Transportation Authority, Revenue Bonds, Series 2010E
6.814%, 11/15/40	25,000	27,901
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F
7.414%, 1/1/40	75,000	89,891
New York & New Jersey Port Authority, Consolidated Bonds, Series 181
4.960%, 8/1/46	40,000	37,283
New York State Dormitory Authority
5.389%, 3/15/40	45,000	45,359
Sales Tax Securitization Corp.
3.057%, 1/1/34	600,000	539,509
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
7.043%, 4/1/50	60,000	68,511
State of California Federally Taxable General Obligation Refunding Bonds Various Purpose
4.600%, 4/1/38	100,000	101,830
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550%, 4/1/39	130,000	157,765

See Notes to Financial Statements.

1277

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
State of Illinois, General Obligation Bonds
5.100%, 6/1/33	$235,588	$241,447
State of Texas
5.517%, 4/1/39	74,985	76,843
Texas Natural Gas Securitization Finance Corp., Revenue Bonds, Series 2023
5.169%, 4/1/41	300,000	305,955
University of California, General Revenue Bonds, Series 2012-AD
4.858%, 5/15/12	57,000	47,301

Total Municipal Bonds		2,519,477

Supranational (0.6%)
African Development Bank
4.000%, 3/18/30 (x)	100,000	100,969
Asian Development Bank
2.625%, 1/12/27	50,000	49,480
1.500%, 1/20/27	350,000	342,262
1.875%, 1/24/30	200,000	186,079
3.875%, 9/28/32	160,000	158,924
4.000%, 1/12/33	85,000	84,901
3.875%, 6/14/33	100,000	98,952
Asian Infrastructure Investment Bank (The)
3.625%, 9/15/28	70,000	70,073
4.500%, 1/16/30	100,000	102,956
Corp. Andina de Fomento
5.000%, 1/22/30	60,000	62,093
Council of Europe Development Bank
3.625%, 1/26/28	25,000	25,004
European Investment Bank
4.375%, 3/19/27	100,000	100,902
4.500%, 10/16/28	125,000	127,970
4.000%, 2/15/29	70,000	70,800
1.750%, 3/15/29	53,000	50,015
4.750%, 6/15/29	167,000	173,027
1.625%, 10/9/29	55,000	51,150
4.500%, 3/14/30	100,000	103,010
0.750%, 9/23/30	100,000	87,127
3.875%, 10/15/30	65,000	65,271
4.125%, 2/13/34	71,000	71,124
4.625%, 2/12/35	55,000	56,883
Inter-American Development Bank
4.125%, 2/15/29	200,000	202,959
2.250%, 6/18/29	50,000	47,762
3.625%, 9/17/31	200,000	197,412
4.375%, 7/17/34	100,000	101,682
Inter-American Investment Corp.
4.125%, 2/15/28	50,000	50,412
4.250%, 2/14/29	100,000	101,519
International Bank for Reconstruction & Development
3.125%, 6/15/27	200,000	198,818
0.750%, 11/24/27	95,000	90,159
4.625%, 8/1/28	80,000	82,051
1.125%, 9/13/28	200,000	187,455
4.125%, 3/20/30	100,000	101,531
4.000%, 7/25/30	180,000	181,808
0.750%, 8/26/30	170,000	148,301
3.500%, 10/28/30 (x)	70,000	69,208
1.625%, 11/3/31	238,000	210,103
4.375%, 8/27/35	100,000	101,222
International Finance Corp.
4.250%, 7/2/29	80,000	81,595
0.750%, 8/27/30	100,000	87,151
Nordic Investment Bank
4.375%, 3/14/28	200,000	203,220

Total Supranational		4,683,340

U.S. Government Agency Securities (0.7%)
FFCB
1.040%, 1/25/29	250,000	231,839
1.380%, 1/14/31	250,000	222,270
FHLB
4.000%, 3/10/27	250,000	251,409
4.750%, 4/9/27 (x)	180,000	182,862
3.875%, 6/4/27	200,000	201,057
3.500%, 9/9/27 (x)	175,000	175,045
3.500%, 10/4/27	210,000	209,738
4.000%, 6/30/28	100,000	101,228
3.250%, 11/16/28	250,000	248,509
FHLMC
0.800%, 10/28/26	2,600,000	2,541,512
4.550%, 2/11/28	250,000	250,101
FNMA
0.750%, 10/8/27	250,000	238,386
0.875%, 8/5/30	500,000	440,535
Tennessee Valley Authority
3.875%, 3/15/28	38,000	38,302
3.875%, 8/1/30	65,000	65,191

Total U.S. Government Agency Securities		5,397,984

U.S. Treasury Obligations (26.7%)
U.S. Treasury Bonds
4.250%, 5/15/39	102,000	100,114
4.500%, 8/15/39	126,000	126,571
4.375%, 11/15/39	160,000	158,228
4.625%, 2/15/40	405,000	410,441
1.125%, 5/15/40	581,000	370,267
1.125%, 8/15/40	581,000	366,034
3.875%, 8/15/40	405,000	376,130
1.375%, 11/15/40	2,035,000	1,325,612
4.250%, 11/15/40	405,000	392,027
4.375%, 5/15/41	4,319,000	4,220,473
3.000%, 5/15/42	387,000	312,442
3.250%, 5/15/42	800,000	669,625
4.000%, 11/15/42	701,000	644,811
3.125%, 2/15/43	601,000	487,843
2.875%, 5/15/43	1,900,000	1,480,209
3.625%, 8/15/43	2,143,900	1,857,153
4.375%, 8/15/43	1,802,000	1,727,386
3.750%, 11/15/43	1,843,900	1,621,480
4.750%, 11/15/43	169,000	169,581
3.625%, 2/15/44	1,300,000	1,120,031

See Notes to Financial Statements.

1278

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
3.375%, 5/15/44	$1,200,000	$993,750
3.125%, 8/15/44	1,029,500	817,970
4.125%, 8/15/44	108,200	99,677
3.000%, 11/15/44	1,000,000	776,406
2.500%, 2/15/45	1,341,000	953,158
2.875%, 8/15/45	1,800,000	1,355,475
4.875%, 8/15/45	2,163,000	2,192,056
3.000%, 5/15/47	285,900	215,490
2.750%, 11/15/47#	1,438,200	1,028,313
3.000%, 2/15/48	900,000	672,328
3.000%, 2/15/49#	2,049,600	1,516,384
2.875%, 5/15/49	200,000	144,098
2.250%, 8/15/49	1,675,000	1,055,254
2.375%, 11/15/49	200,000	129,062
2.000%, 2/15/50	800,000	471,158
1.375%, 8/15/50	300,000	148,189
1.625%, 11/15/50	8,772,300	4,627,207
1.875%, 2/15/51	1,817,000	1,019,962
2.375%, 5/15/51	278,700	176,408
2.000%, 8/15/51	1,125,000	647,500
1.875%, 11/15/51	502,000	278,845
2.250%, 2/15/52	7,000	4,267
2.875%, 5/15/52	116,000	81,413
3.000%, 8/15/52	501,400	360,695
3.625%, 5/15/53	3,000	2,437
4.500%, 11/15/54	24,000	22,736
4.625%, 2/15/55	307,000	297,023
4.750%, 5/15/55	257,000	253,667
4.750%, 8/15/55	150,000	148,125
4.625%, 11/15/55	1,336,000	1,292,371
U.S. Treasury Inflation Linked Bonds
0.750%, 2/15/45 TIPS	414,816	303,088
1.000%, 2/15/46 TIPS	137,418	103,831
0.875%, 2/15/47 TIPS	134,886	97,506
1.000%, 2/15/49 TIPS	129,395	93,367
0.250%, 2/15/50 TIPS	379,941	219,173
0.125%, 2/15/51 TIPS	625,315	338,543
0.125%, 2/15/52 TIPS	116,966	61,990
1.500%, 2/15/53 TIPS	219,074	171,240
2.125%, 2/15/54 TIPS	445,591	401,592
2.375%, 2/15/55 TIPS	361,155	343,623
U.S. Treasury Inflation Linked Notes
1.250%, 4/15/28 TIPS	7,707,263	7,678,439
1.625%, 10/15/29 TIPS	1,084,460	1,096,135
1.625%, 4/15/30 TIPS	4,293,924	4,318,658
U.S. Treasury Notes
4.625%, 3/15/26	1,457,000	1,459,598
4.500%, 7/15/26	454,000	456,324
0.625%, 7/31/26	743,200	730,704
4.625%, 10/15/26	13,000	13,104
2.000%, 11/15/26	1,118,000	1,103,197
4.000%, 1/15/27	743,200	746,758
1.500%, 1/31/27	71,000	69,481
4.125%, 1/31/27	1,000,000	1,006,420
2.250%, 2/15/27	2,275,000	2,243,367
4.125%, 2/15/27	27,000	27,175
4.125%, 2/28/27	1,000,000	1,006,866
4.250%, 3/15/27	743,200	749,499
0.625%, 3/31/27	1,000,000	965,433
3.875%, 3/31/27	1,000,000	1,004,423
3.750%, 4/30/27	1,031,000	1,034,309
2.375%, 5/15/27	950,000	935,662
3.875%, 5/31/27	1,091,000	1,096,738
4.625%, 6/15/27	850,000	863,630
0.500%, 6/30/27	750,000	717,687
3.250%, 6/30/27	580,000	578,098
3.750%, 6/30/27	1,500,000	1,506,040
3.875%, 7/31/27	816,000	820,878
2.250%, 8/15/27	656,500	643,820
3.750%, 8/15/27	500,000	502,178
0.500%, 8/31/27	1,000,000	952,232
3.625%, 8/31/27	1,000,000	1,002,323
3.375%, 9/15/27	750,000	748,768
0.375%, 9/30/27	281,500	266,858
3.500%, 9/30/27	1,000,000	1,000,408
4.125%, 9/30/27	2,585,000	2,612,968
3.875%, 10/15/27	850,000	855,857
4.125%, 10/31/27	406,000	410,561
2.250%, 11/15/27	4,710,000	4,605,870
4.125%, 11/15/27	1,000,000	1,011,634
0.625%, 11/30/27	875,000	829,305
3.875%, 11/30/27	907,000	913,632
4.000%, 12/15/27	761,000	768,559
0.625%, 12/31/27	800,000	756,343
3.875%, 12/31/27	850,000	856,444
4.250%, 1/15/28	2,259,000	2,292,863
3.500%, 1/31/28	1,100,000	1,100,340
2.750%, 2/15/28	3,110,000	3,063,484
4.250%, 2/15/28	750,000	761,680
4.000%, 2/29/28	2,117,000	2,139,365
3.875%, 3/15/28	1,145,000	1,154,533
1.250%, 3/31/28	767,000	730,133
3.625%, 3/31/28	750,000	752,174
3.750%, 4/15/28	1,417,000	1,424,783
3.500%, 4/30/28	500,000	500,010
2.875%, 5/15/28	1,010,000	995,842
3.750%, 5/15/28	1,000,000	1,005,782
1.250%, 5/31/28	603,000	571,873
3.625%, 5/31/28	650,000	651,858
3.875%, 6/15/28	627,000	632,608
1.250%, 6/30/28	500,000	473,342
4.000%, 6/30/28	2,000,000	2,023,870
3.875%, 7/15/28	600,000	605,308
4.125%, 7/31/28	1,000,000	1,015,184
2.875%, 8/15/28	3,020,000	2,972,282
3.625%, 8/15/28	500,000	501,444
1.125%, 8/31/28	356,000	334,507
4.375%, 8/31/28	2,261,000	2,309,450
3.375%, 9/15/28	250,000	249,076
1.250%, 9/30/28	1,089,700	1,025,257
4.625%, 9/30/28	250,000	257,139
3.125%, 11/15/28	3,590,000	3,550,899
3.500%, 11/15/28	500,000	499,644
4.375%, 11/30/28	500,000	511,528
3.750%, 12/31/28	1,517,100	1,526,286
4.000%, 1/31/29	1,000,000	1,013,121
2.625%, 2/15/29	1,850,000	1,799,269
4.250%, 2/28/29	1,016,000	1,037,025
2.375%, 3/31/29	25,100	24,197
4.125%, 3/31/29	257,000	261,418

See Notes to Financial Statements.

1279

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount		Value (Note 1)
2.875%, 4/30/29		$534,000	$522,402
4.625%, 4/30/29		850,000	877,922
2.375%, 5/15/29		3,300,000	3,175,226
4.500%, 5/31/29		718,000	739,035
3.250%, 6/30/29		904,400	894,552
3.500%, 9/30/29		500,000	498,023
4.000%, 10/31/29		500,000	506,873
4.125%, 10/31/29		750,000	763,301
1.750%, 11/15/29		530,000	495,219
3.875%, 11/30/29		500,000	504,492
4.125%, 11/30/29		750,000	763,418
3.875%, 12/31/29		600,000	605,443
3.500%, 1/31/30		615,000	611,877
1.500%, 2/15/30		1,851,000	1,701,268
4.000%, 2/28/30		3,676,000	3,725,682
3.625%, 3/31/30		500,000	499,414
4.000%, 3/31/30		250,000	253,398
3.500%, 4/30/30		750,000	745,254
3.875%, 4/30/30		250,000	252,153
0.625%, 5/15/30		1,575,000	1,383,293
3.750%, 5/31/30		1,581,000	1,586,025
4.000%, 5/31/30		1,000,000	1,013,515
3.750%, 6/30/30		400,000	401,312
3.875%, 6/30/30		850,000	857,106
3.875%, 7/31/30		700,000	705,742
4.000%, 7/31/30		601,000	609,092
0.625%, 8/15/30		1,500,000	1,306,289
3.625%, 8/31/30		500,000	498,672
3.625%, 9/30/30		275,000	274,184
4.625%, 9/30/30		250,000	260,000
3.625%, 10/31/30		250,000	249,180
4.875%, 10/31/30		1,553,800	1,633,796
0.875%, 11/15/30		1,900,000	1,662,500
3.500%, 11/30/30		850,000	842,297
4.375%, 11/30/30		517,000	532,348
3.750%, 12/31/30		1,250,000	1,251,855
4.000%, 1/31/31		750,000	759,375
1.125%, 2/15/31		2,400,000	2,114,813
4.250%, 2/28/31		500,000	511,992
4.125%, 3/31/31		750,000	763,535
4.625%, 4/30/31		250,000	260,491
1.625%, 5/15/31		1,500,000	1,345,078
4.625%, 5/31/31		500,000	521,056
4.250%, 6/30/31		1,169,200	1,196,968
4.125%, 7/31/31		750,000	763,148
1.250%, 8/15/31		2,000,000	1,744,531
3.750%, 8/31/31		300,000	299,320
3.625%, 9/30/31		892,000	884,221
4.125%, 10/31/31		3,000	3,050
1.375%, 11/15/31		1,500,000	1,308,047
4.125%, 11/30/31		602,000	611,830
4.500%, 12/31/31		508,900	527,308
1.875%, 2/15/32		1,700,000	1,518,341
4.125%, 2/29/32		51,000	51,791
4.125%, 3/31/32		263,000	266,960
4.000%, 4/30/32		50,000	50,399
2.875%, 5/15/32		1,660,900	1,568,216
4.125%, 5/31/32		637,000	646,283
4.000%, 6/30/32		500,000	503,620
4.000%, 7/31/32		748,000	753,070
2.750%, 8/15/32		2,539,000	2,370,240
3.875%, 8/31/32		550,000	549,399
3.875%, 9/30/32		500,000	499,219
3.750%, 10/31/32		250,000	247,639
4.125%, 11/15/32		846,000	856,936
3.750%, 11/30/32		601,000	595,006
3.875%, 12/31/32		500,000	498,516
3.500%, 2/15/33		750,000	730,023
3.375%, 5/15/33		1,500,000	1,444,572
3.875%, 8/15/33		1,300,000	1,291,462
4.500%, 11/15/33		1,500,000	1,551,566
4.000%, 2/15/34		2,383,000	2,380,254
4.375%, 5/15/34		1,757,000	1,798,728
3.875%, 8/15/34		1,450,000	1,430,519
4.250%, 11/15/34		1,981,000	2,005,765
4.625%, 2/15/35		2,355,000	2,449,018
4.250%, 5/15/35		6,800,000	6,870,132
4.250%, 8/15/35		1,643,000	1,658,337
4.000%, 11/15/35		608,000	600,495

Total U.S. Treasury Obligations			214,589,219

Total Long-Term Debt Securities (111.6%) (Cost $950,879,239)			895,604,511

SHORT-TERM INVESTMENTS:
Commercial Paper (0.1%)
Crown Castle, Inc.
4.20%, 1/20/26 (n)(p)§		500,000	498,835
HCA, Inc.
3.99%, 1/7/26 (n)(p)§		250,000	249,806
4.01%, 1/13/26 (n)(p)§		250,000	249,638

Total Commercial Paper			998,279

Foreign Government Treasury Bills (0.4%)
Federative Republic of Brazil
0.00%, 4/1/26 (p)	BRL	18,600,000	3,278,843

	Number of Shares		Value (Note 1)
Investment Companies (0.2%)
BlackRock Liquidity FedFund, Institutional Shares 3.65% (7 day yield) (xx)		800,000	800,000
Dreyfus Treasury Obligations Cash Management Fund 3.65% (7 day yield) (xx)		500,000	500,000
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)		224,595	224,595
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)		273,057	273,166

Total Investment Companies			1,797,761

	Principal Amount		Value (Note 1)
U.S. Government Agency Securities (0.5%)
FHLB
3.52%, 4/8/26 (o)(p)		$900,000	891,465
3.52%, 4/15/26 (o)(p)		2,200,000	2,177,641
3.52%, 6/5/26 (o)(p)		750,000	738,733

Total U.S. Government Agency Securities			3,807,839

See Notes to Financial Statements.

1280

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (0.6%)
U.S. Treasury Bills
2.59%, 1/8/26 (p)	$100,000	$99,942
2.95%, 1/13/26 (p)	100,000	99,894
3.23%, 1/22/26 (p)	1,600,000	1,596,843
3.29%, 1/29/26 (p)	2,000,000	1,994,717
3.31%, 2/3/26 (p)(v)	300,000	299,064
3.35%, 2/5/26 (p)(v)	500,000	498,328
3.50%, 4/2/26 (p)	400,000	396,450

Total U.S. Treasury Obligations		4,985,238

Total Short-Term Investments (1.8%) (Cost $14,936,539)		14,867,960

Total Investments Before Securities Sold Short (113.4%) (Cost $965,815,778)		910,472,471

SECURITIES SOLD SHORT:
Mortgage-Backed Securities (-0.4%)
FNMA/FHLMC UMBS, 15 Year, Single Family
1.500%, 1/25/41 TBA	(271,000)	(245,170)
2.000%, 1/25/41 TBA	(457,000)	(423,082)
2.500%, 1/25/41 TBA	(22,000)	(20,817)
3.000%, 1/25/41 TBA	(54,000)	(51,988)
3.500%, 1/25/41 TBA	(53,000)	(51,543)
FNMA/FHLMC UMBS, 30 Year, Single Family
2.000%, 1/25/56 TBA	(655,000)	(529,936)
2.500%, 1/25/56 TBA	(192,500)	(162,903)
3.000%, 1/25/56 TBA	(271,000)	(239,814)
4.500%, 1/25/56 TBA	(749,000)	(731,621)
5.000%, 1/25/56 TBA	(453,000)	(452,150)
GNMA
3.500%, 1/15/56 TBA	(29,000)	(26,395)

Total Securities Sold Short (-0.4%) (Proceeds Received $2,934,263)		(2,935,419)

Total Investments after Securities Sold Short (113.0%) (Cost $962,881,515)		907,537,052
Other Assets Less Liabilities (-13.0%)		(104,734,418)

Net Assets (100%)		$802,802,634

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2025, the market value of these securities amounted to $153,096,879 or 19.1% of net assets.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $549,254.
(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2025. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2025.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2025.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025, the market value or fair value, as applicable, of these securities amounted to $12,704,916 or 1.6% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(o)	Discount Note Security. Effective rate calculated as of December 31, 2025.
(p)	Yield to maturity.
(r)	Fair value determined using significant unobservable inputs.
(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $71,762.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $1,493,570. This was collateralized by cash of $1,524,595 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

1281

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Glossary:

ARM	— Adjustable Rate Mortgage
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CME	— Chicago Mercantile Exchange
CLO	— Collateralized Loan Obligation
COP	— Colombian Peso
DKK	— Denmark Krone
EUR	— European Currency Unit
EURIBOR	— Euro Interbank Offered Rate
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
IO	— Interest Only
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
OAT	— Obligations Assimilables du Trésor
PEN	— Peruvian Sol
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
TBA —	To Be Announced; Security is subject to delayed delivery
TIPS	— Treasury Inflation Protected Security
TWD	— New Taiwan Dollar
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
30 Day Federal Funds	20	2/2026	USD	8,034,393	(759)
Australia 10 Year Bond	36	3/2026	AUD	2,630,311	1,860
Australia 3 Year Bond	31	3/2026	AUD	2,172,132	(1,492)
Canada 10 Year Bond	5	3/2026	CAD	440,458	(3,985)
Euro-Bund	4	3/2026	EUR	599,681	(590)
Euro-OAT	13	3/2026	EUR	1,842,326	(5,675)
Long Gilt	14	3/2026	GBP	1,724,271	10,247
U.S. Treasury 2 Year Note	111	3/2026	USD	23,175,586	8,453
U.S. Treasury 5 Year Note	154	3/2026	USD	16,832,922	(21,248)
U.S. Treasury 10 Year Note	102	3/2026	USD	11,468,625	(23,899)
U.S. Treasury Long Bond	15	3/2026	USD	1,733,906	(7,521)
U.S. Treasury Ultra Bond	15	3/2026	USD	1,770,000	(37,889)
3 Month SOFR	82	3/2027	USD	19,862,450	7,549

					(74,949)

Short Contracts
30 Day Federal Funds	(15)	1/2026	USD	(6,023,607)	(1,954)
Euro-Bobl	(16)	3/2026	EUR	(2,184,180)	2,315
Euro-BTP	(11)	3/2026	EUR	(1,553,591)	5,385
Euro-Schatz	(18)	3/2026	EUR	(2,258,993)	(554)
U.S. Treasury 10 Year Note	(13)	3/2026	USD	(1,461,688)	(1,936)
U.S. Treasury 10 Year Ultra Note	(118)	3/2026	USD	(13,571,844)	41,525
U.S. Treasury Long Bond	(29)	3/2026	USD	(3,352,219)	17,179
U.S. Treasury Ultra Bond	(3)	3/2026	USD	(354,000)	9,683

					71,643

					(3,306)

See Notes to Financial Statements.

1282

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Forward Foreign Currency Contracts outstanding as of December 31, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
NZD	741,000	USD	425,543	Goldman Sachs Bank USA	1/14/2026	1,249
USD	40,042	JPY	6,200,000	Barclays Bank plc	1/14/2026	427
USD	1,172,983	JPY	182,575,709	HSBC Bank plc	1/14/2026	6,436
USD	112,927	JPY	17,567,440	JPMorgan Chase Bank	1/14/2026	682
USD	126,673	TWD	3,862,893	Bank of America**	1/22/2026	3,582
USD	160,192	TWD	4,894,183	JPMorgan Chase Bank**	1/22/2026	4,239
USD	367,627	COP	1,385,482,000	HSBC Bank plc**	1/27/2026	5,341
MXN	15,496,263	USD	834,424	Deutsche Bank AG	1/29/2026	24,079
BRL	815,960	USD	144,579	Goldman Sachs Bank USA**	2/3/2026	3,167
USD	3,744	BRL	20,595	Goldman Sachs Bank USA**	3/3/2026	34
MXN	171	USD	9	JPMorgan Chase Bank	3/18/2026	— #
USD	116,743	EUR	99,000	Deutsche Bank AG	3/18/2026	5
USD	1,794,357	EUR	1,519,000	Natwest Markets plc	3/18/2026	3,191
USD	486,586	JPY	75,346,000	HSBC Bank plc	3/18/2026	2,568
USD	40,794	JPY	6,271,000	Toronto Dominion Bank	3/18/2026	509
USD	1,996,066	BRL	11,100,000	Goldman Sachs Bank USA**	4/2/2026	12,430

Total unrealized appreciation						67,939

BRL	806,880	USD	148,242	Goldman Sachs Bank USA**	1/5/2026	(994)
USD	144,579	BRL	809,931	Goldman Sachs Bank USA**	1/5/2026	(3,225)
NZD	1,147,000	USD	663,981	HSBC Bank plc	1/14/2026	(3,347)
USD	152,190	AUD	231,000	Bank of America	1/14/2026	(1,978)
USD	472,508	AUD	712,000	Barclays Bank plc	1/14/2026	(2,678)
USD	1,327,859	AUD	2,031,266	JPMorgan Chase Bank	1/14/2026	(27,800)
USD	219,454	CAD	308,866	HSBC Bank plc	1/14/2026	(5,672)
USD	122,972	DKK	792,443	Barclays Bank plc	1/14/2026	(1,778)
USD	6,237,942	EUR	5,374,557	HSBC Bank plc	1/14/2026	(80,958)
USD	3,299,828	GBP	2,506,325	Bank of America	1/14/2026	(78,543)
USD	78,306	JPY	12,300,000	Bank of America	1/14/2026	(284)
USD	164,328	MYR	674,647	Barclays Bank plc**	1/22/2026	(2,003)
USD	15,859	MYR	65,071	Goldman Sachs Bank USA**	1/22/2026	(184)
USD	256,121	PEN	867,123	JPMorgan Securities, Inc.**	1/27/2026	(1,635)
USD	3,850	MXN	71,955	HSBC Bank plc	2/25/2026	(127)
BRL	3,777,893	USD	681,819	Goldman Sachs Bank USA**	3/3/2026	(1,258)
JPY	66,430,947	USD	429,770	Toronto Dominion Bank	3/18/2026	(3,022)
USD	5,323	AUD	8,000	BNP Paribas	3/18/2026	(17)
USD	9,296	AUD	14,000	Toronto Dominion Bank	3/18/2026	(48)
USD	3,739,480	EUR	3,178,000	Toronto Dominion Bank	3/18/2026	(7,935)
USD	49,521	GBP	37,000	HSBC Bank plc	3/18/2026	(344)
USD	982,567	PEN	3,312,233	Bank of America**	3/18/2026	(210)
USD	1,302,033	BRL	7,500,000	Goldman Sachs Bank USA**	4/2/2026	(38,261)

Total unrealized depreciation						(262,301)

Net unrealized depreciation						(194,362)

**	Non-deliverable forward.
#	Amount represents less than $0.50.

See Notes to Financial Statements.

1283

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Written Call Options Contracts as of December 31, 2025 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
U.S. Treasury 10 Year Note	Exchange Traded	5	USD (500,000)	USD 114.00	2/20/2026	(1,172)

Written Put Options Contracts as of December 31, 2025 (Note 1):
Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
U.S. Treasury 10 Year Note	Exchange Traded	5	USD (500,000)	USD 111.00	2/20/2026	(1,172)
U.S. Treasury 2 Year Note	Exchange Traded	12	USD (2,400,000)	USD 103.75	2/20/2026	(375)

						(1,547)

Total Written Options Contracts (Premiums Received ($5,966))						(2,719)

See Notes to Financial Statements.

1284

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$77,978,488	$—	$77,978,488
Collateralized Mortgage Obligations	—	85,607,716	—	85,607,716
Commercial Mortgage-Backed Securities	—	52,495,413	—	52,495,413
Corporate Bonds
Communication Services	—	11,517,262	—	11,517,262
Consumer Discretionary	—	8,440,454	—	8,440,454
Consumer Staples	—	7,152,899	—	7,152,899
Energy	—	24,541,877	—	24,541,877
Financials	—	81,299,197	227,000	81,526,197
Health Care	—	11,963,315	—	11,963,315
Industrials	—	11,107,517	—	11,107,517
Information Technology	—	17,023,860	—	17,023,860
Materials	—	4,675,379	—	4,675,379
Real Estate	—	5,922,361	—	5,922,361
Utilities	—	31,669,892	—	31,669,892
Foreign Government Securities	—	16,778,928	—	16,778,928
Forward Currency Contracts	—	67,939	—	67,939
Futures	104,196	—	—	104,196
Mortgage-Backed Securities	—	220,012,933	—	220,012,933
Municipal Bonds	—	2,519,477	—	2,519,477
Short-Term Investments
Commercial Paper	—	998,279	—	998,279
Foreign Government Treasury Bill	—	3,278,843	—	3,278,843
Investment Companies	1,797,761	—	—	1,797,761
U.S. Government Agency Securities	—	3,807,839	—	3,807,839
U.S. Treasury Obligations	—	4,985,238	—	4,985,238
Supranational	—	4,683,340	—	4,683,340
U.S. Government Agency Securities	—	5,397,984	—	5,397,984
U.S. Treasury Obligations	—	214,589,219	—	214,589,219

Total Assets	$1,901,957	$908,515,649	$227,000	$910,644,606

Liabilities:
Forward Currency Contracts	$—	$(262,301)	$—	$(262,301)
Futures	(107,502)	—	—	(107,502)
Mortgage-Backed Securities	—	(2,935,419)	—	(2,935,419)
Options Written
Call Options Written	(1,172)	—	—	(1,172)
Put Options Written	(1,547)	—	—	(1,547)

Total Liabilities	$(110,221)	$(3,197,720)	$—	$(3,307,941)

Total	$1,791,736	$905,317,929	$227,000	$907,336,665

See Notes to Financial Statements.

1285

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

Fair Values of Derivative Instruments as of December 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$104,196	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	67,939

Total		$172,135

	Liability Derivatives
Interest rate contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(110,221	)*
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(262,301)

Total		$(372,522)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased (1)	Options Written	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(145,761)	$38,826	$(253,364)	$—	$(360,299)
Foreign exchange contracts	—	—	—	(1,209,065)	(1,209,065)

Total	$(145,761)	$38,826	$(253,364)	$(1,209,065)	$(1,569,364)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased (2)	Options Written	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$55,671	$(12,301)	$119,272	$—	$162,642
Foreign exchange contracts	—	—	—	(672,400)	(672,400)

Total	$55,671	$ (12,301)	$119,272	$(672,400)	$(509,758)

(1)	Included in Realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in Change in unrealized appreciation (depreciation) on investment transactions in the Statement of Operations.

^ The Portfolio held forward foreign currency contracts, futures contracts and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$87,097,000
Average notional value of contracts — short	35,449,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$9,347,000
Average settlement value sold — in USD	33,465,000

Options
Average value of option contracts purchased	$23,000
Average value of option contracts written	6,000

See Notes to Financial Statements.

1286

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2025:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$3,582	$(3,582)	$—	$—
Barclays Bank plc	427	(427)	—	—
Deutsche Bank AG	24,084	—	—	24,084
Goldman Sachs Bank USA	16,880	(16,880)	—	—
HSBC Bank plc	14,345	(14,345)	—	—
JPMorgan Chase Bank	4,921	(4,921)	—	—
Natwest Markets plc	3,191	—	—	3,191
Toronto Dominion Bank	509	(509)	—	—

Total	$67,939	$(40,664)	$—	$27,275

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$81,015	$(3,582)	$—	$77,433
Barclays Bank plc	6,459	(427)	—	6,032
BNP Paribas	17	—	—	17
Goldman Sachs Bank USA	43,922	(16,880)	—	27,042
HSBC Bank plc	90,448	(14,345)	(71,762)	4,341
JPMorgan Chase Bank	27,800	(4,921)	—	22,879
JPMorgan Securities, Inc.	1,635	—	—	1,635
Toronto Dominion Bank	11,005	(509)	—	10,496

Total	$262,301	$(40,664)	$(71,762)	$149,875

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Sale-Buyback Transactions:

The average amount of borrowings while outstanding for 292 days during the year ended December 31, 2025, was approximately $17,615,000 at a weighted average interest rate of 4.44%.

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,991,820,050
Long-term U.S. government debt securities	262,620,954

$2,254,441,004

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,000,660,308
Long-term U.S. government debt securities	317,173,188

$2,317,833,496

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,303,342
Aggregate gross unrealized depreciation	(71,836,469)

Net unrealized depreciation	$(62,533,127)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$969,869,792

See Notes to Financial Statements.

1287

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MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $965,815,778)	$910,472,471
Cash	5,716,110
Foreign cash (Cost $506,190)	514,549
Cash held as collateral at broker for futures	415,000
Receivable for forward settling transactions	98,442,858
Dividends, interest and other receivables	6,217,433
Receivable for securities sold	407,321
Due from broker for futures variation margin	68,702
Unrealized appreciation on forward foreign currency contracts	67,939
Receivable for Portfolio shares sold	66,342
Securities lending income receivable	1,150
Other assets	3,422

Total assets	1,022,393,297

LIABILITIES
Payable for forward settling transactions	212,810,987
Securities sold short (Proceeds received $2,934,263)	2,935,419
Payable for return of collateral on securities loaned	1,524,595
Payable for Portfolio shares repurchased	641,360
Payable for securities purchased	396,454
Payable for return of cash collateral on forward settling transactions	356,000
Investment management fees payable	273,322
Unrealized depreciation on forward foreign currency contracts	262,301
Administrative fees payable	84,391
Distribution fees payable – Class IB	45,778
Options written, at value (Premiums received $5,966)	2,719
Accrued expenses	257,337

Total liabilities	219,590,663

Commitments and contingent liabilities^
NET ASSETS	$802,802,634

Net assets were comprised of:
Paid in capital	$948,038,375
Total distributable earnings (loss)	(145,235,741)

Net assets	$802,802,634

Class IB
Net asset value, offering and redemption price per share, $215,794,762 / 24,573,459 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.78

Class K
Net asset value, offering and redemption price per share, $587,007,872 / 67,002,089 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.76

(x)	Includes value of securities on loan of $1,493,570.

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Interest (net of $2,017 foreign withholding tax)	$36,301,823
Dividends	122,786
Securities lending (net)	23,103

Total income	36,447,712

EXPENSES
Investment management fees	4,409,341
Administrative fees	1,003,268
Interest expense	622,912
Distribution fees – Class IB	533,281
Custodian fees	277,500
Professional fees	118,590
Printing and mailing expenses	54,893
Trustees’ fees	27,399
Miscellaneous	190,911

Gross expenses	7,238,095
Less: Waiver from investment manager	(1,259,497)

Net expenses	5,978,598

NET INVESTMENT INCOME (LOSS)	30,469,114

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(3,622,229)
Futures contracts	(253,364)
Forward foreign currency contracts	(1,209,065)
Foreign currency transactions	539,457
Options written	38,826
Securities sold short	(202,573)

Net realized gain (loss)	(4,708,948)

Change in unrealized appreciation (depreciation) on:
Investments in securities	31,683,999
Futures contracts	119,272
Forward foreign currency contracts	(672,400)
Foreign currency translations	33,190
Options written	(12,301)
Securities sold short	(21,779)

Net change in unrealized appreciation (depreciation)	31,129,981

NET REALIZED AND UNREALIZED GAIN (LOSS)	26,421,033

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$56,890,147

See Notes to Financial Statements.

1288

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MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$30,469,114	$30,784,206
Net realized gain (loss)	(4,708,948)	(6,575,987)
Net change in unrealized appreciation (depreciation)	31,129,981	(5,786,081)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	56,890,147	18,422,138

Distributions to shareholders:
Class IA	—	(379,439)
Class IB	(7,402,688)	(7,220,181)
Class K	(21,935,018)	(23,353,977)

Total distributions to shareholders	(29,337,706)	(30,953,597)

Tax return of capital:
Class IA	—	(7,324)
Class IB	(93,643)	(139,368)
Class K	(277,476)	(450,792)

Total tax return of capital	(371,119)	(597,484)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 195,762 shares, respectively ]	—	1,662,710
Capital shares issued in reinvestment of dividends [ 0 and 45,926 shares, respectively ]	—	386,763
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (3,102,461) shares, respectively ]	—	(26,416,281)
Capital shares repurchased [ 0 and (322,989) shares, respectively ]	—	(2,734,218)

Total Class IA transactions	—	(27,101,026)

Class IB
Capital shares sold [ 2,474,705 and 3,309,899 shares, respectively ]	21,448,722	28,339,538
Capital shares issued in connection with share class combination (Note 1) [ 0 and 3,092,946 shares, respectively ]	—	26,416,281
Capital shares issued in reinvestment of dividends [ 862,670 and 860,241 shares, respectively ]	7,496,331	7,359,549
Capital shares repurchased [ (4,472,067) and (3,393,243) shares, respectively ]	(38,641,654)	(29,163,625)

Total Class IB transactions	(9,696,601)	32,951,743

Class K
Capital shares sold [ 5,711,926 and 6,836,769 shares, respectively ]	49,283,556	58,473,441
Capital shares issued in reinvestment of dividends [ 2,562,890 and 2,790,844 shares, respectively ]	22,212,494	23,804,769
Capital shares repurchased [ (13,151,335) and (10,334,439) shares, respectively ]	(113,445,756)	(88,611,593)

Total Class K transactions	(41,949,706)	(6,333,383)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(51,646,307)	(482,666)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,464,985)	(13,611,609)
NET ASSETS:
Beginning of year	827,267,619	840,879,228

End of year	$802,802,634	$827,267,619

See Notes to Financial Statements.

1289

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MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025		2024		2023		2022	2021
Net asset value, beginning of year	$8.49		$8.63		$8.45		$9.92	$10.23

Income (loss) from investment operations:
Net investment income (loss) (e)	0.31		0.30		0.26		0.18	0.14
Net realized and unrealized gain (loss)	0.29		(0.14)		0.17		(1.44)	(0.29)

Total from investment operations	0.60		0.16		0.43		(1.26)	(0.15)

Less distributions:
Dividends from net investment income	(0.31)		(0.29)		(0.25)		(0.21)	(0.15)
Distributions from net realized gains	—		—		—		—	(0.01)
Tax return of capital	—	#	(0.01)		—		—	—

Total dividends and distributions	(0.31)		(0.30)		(0.25)		(0.21)	(0.16)

Net asset value, end of year	$8.78		$8.49		$8.63		$8.45	$9.92

Total return	7.11%		1.94%		5.15%		(12.77)%	(1.47)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$215,795		$218,300		$188,460		$243,815	$300,420
Ratio of expenses to average net assets:
After waivers (f)	0.93	%(g)	0.93	%(g)	0.87	%(g)	0.85%	0.89%
Before waivers (f)	1.08	%(g)	1.09	%(g)	1.02	%(g)	0.98%	0.97%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	3.61%		3.46%		3.06%		2.02%	1.38%
Before waivers (f)	3.45%		3.30%		2.91%		1.89%	1.30%
Portfolio turnover rate^	246%		281%		274%		251%	246%

	Year Ended December 31,
Class K	2025		2024		2023		2022	2021
Net asset value, beginning of year	$8.47		$8.61		$8.44		$9.90	$10.20

Income (loss) from investment operations:
Net investment income (loss) (e)	0.33		0.32		0.28		0.20	0.16
Net realized and unrealized gain (loss)	0.29		(0.13)		0.16		(1.43)	(0.28)

Total from investment operations	0.62		0.19		0.44		(1.23)	(0.12)

Less distributions:
Dividends from net investment income	(0.33)		(0.32)		(0.27)		(0.23)	(0.17)
Distributions from net realized gains	—		—		—		—	(0.01)
Tax return of capital	—	#	(0.01)		—		—	—

Total dividends and distributions	(0.33)		(0.33)		(0.27)		(0.23)	(0.18)

Net asset value, end of year	$8.76		$8.47		$8.61		$8.44	$9.90

Total return	7.40%		2.20%		5.28%		(12.47)%	(1.15)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$587,008		$608,967		$625,027		$610,149	$764,860
Ratio of expenses to average net assets:
After waivers (f)	0.68	%(g)	0.68	%(g)	0.62	%(g)	0.60%	0.64%
Before waivers (f)	0.83	%(g)	0.84	%(g)	0.77	%(g)	0.73%	0.72%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	3.86%		3.71%		3.34%		2.27%	1.63%
Before waivers (f)	3.70%		3.56%		3.18%		2.14%	1.55%
Portfolio turnover rate^	246%		281%		274%		251%	246%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.08%, 0.08% and 0.02% for the years ended December 31, 2025, 2024 and 2023, respectively for each class.

See Notes to Financial Statements.

1290

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.8%)
Entertainment (1.1%)
Electronic Arts, Inc.	31,190	$6,373,052
NetEase, Inc.	97,500	2,688,463
Netflix, Inc.*	84,109	7,886,060
Playtika Holding Corp.	1,654	6,533
ROBLOX Corp., Class A*	17,734	1,436,986
Take-Two Interactive Software, Inc.*	4,768	1,220,751
Ubisoft Entertainment SA*	81,185	614,622
Universal Music Group NV	54,346	1,419,773
Warner Music Group Corp., Class A	46,922	1,439,098

		23,085,338

Interactive Media & Services (8.6%)
Alphabet, Inc., Class A	338,033	105,804,329
Alphabet, Inc., Class C	51,695	16,221,891
Autohome, Inc., Class A	302,548	1,671,600
Autohome, Inc. (ADR)	55,628	1,238,279
Baidu, Inc., Class A*	65,600	1,108,407
Cargurus, Inc., Class A*	7,738	296,752
Grindr, Inc.*	15,168	205,375
IAC, Inc.*	7,122	278,470
LY Corp.	616,100	1,640,941
Match Group, Inc.	12,983	419,221
Meta Platforms, Inc., Class A	70,828	46,752,855
Pinterest, Inc., Class A*	24,389	631,431
Reddit, Inc., Class A*	4,303	989,131
Rumble, Inc.(x)*	33,885	214,153
Snap, Inc., Class A*	57,607	464,888
TripAdvisor, Inc.*	54,862	798,791
Trump Media & Technology Group Corp.*	18,392	243,510
Trustpilot Group plc(m)*	504,359	1,117,675
Yelp, Inc., Class A*	8,333	253,240
Ziff Davis, Inc.*	6,897	242,430
ZoomInfo Technologies, Inc., Class A*	28,126	286,041

		180,879,410

Media (0.0%)†
WPP plc	174,153	792,280

Wireless Telecommunication Services (0.1%)
SK Telecom Co. Ltd.	59,106	2,195,114

Total Communication Services		206,952,142

Consumer Discretionary (3.5%)
Automobile Components (0.0%)†
Mobileye Global, Inc., Class A*	28,612	298,709

Broadline Retail (2.6%)
Alibaba Group Holding Ltd.	316,484	5,806,971
Amazon.com, Inc.*	170,523	39,360,119
MercadoLibre, Inc.*	1,961	3,949,964
PDD Holdings, Inc. (ADR)*	19,512	2,212,466
Vipshop Holdings Ltd. (ADR)	144,105	2,549,217

		53,878,737

Diversified Consumer Services (0.1%)
Duolingo, Inc., Class A*	6,988	1,226,394

Hotels, Restaurants & Leisure (0.7%)
Airbnb, Inc., Class A*	43,548	5,910,334
Amadeus IT Group SA	57,215	4,225,303
HBX Group International plc*	121,986	1,075,185
Navan, Inc., Class A*	13,900	237,412
Trainline plc(m)*	327,084	971,728
Trip.com Group Ltd.	29,624	2,108,741

		14,528,703

Household Durables (0.1%)
SharkNinja, Inc.*	26,577	2,973,966

Total Consumer Discretionary		72,906,509

Consumer Staples (0.0%)†
Consumer Staples Distribution & Retail (0.0%)†
Ocado Group plc(x)*	126,609	402,764

Total Consumer Staples		402,764

Energy (0.3%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	95,150	4,333,131
TGS ASA	153,178	1,392,735

Total Energy		5,725,866

Financials (1.7%)
Financial Services (1.7%)
Adyen NV(m)*	4,883	7,890,440
Block, Inc., Class A*	71,565	4,658,166
Fidelity National Information Services, Inc.	55,088	3,661,148
Fiserv, Inc.*	35,412	2,378,624
Mastercard, Inc., Class A	8,233	4,700,055
Visa, Inc., Class A	20,556	7,209,195
WEX, Inc.*	29,574	4,405,934
Wise plc, Class A*	96,012	1,153,127
Worldline SA(m)(x)*	258,946	475,337

Total Financials		36,532,026

Industrials (0.8%)
Aerospace & Defense (0.0%)†
Beta Technologies, Inc., Class A*	6,506	183,534

Electrical Equipment (0.2%)
Acuity, Inc.	7,351	2,646,654
Ushio, Inc.(x)	80,800	1,292,160

		3,938,814

Ground Transportation (0.0%)†
Full Truck Alliance Co. Ltd. (ADR)	69,137	741,840

Industrial Conglomerates (0.2%)
Samsung C&T Corp.*	17,828	2,964,011

Machinery (0.1%)
Nabtesco Corp.(x)	27,800	665,184
Techtronic Industries Co. Ltd.	114,500	1,322,619
THK Co. Ltd.(x)	34,400	879,985

		2,867,788

Professional Services (0.3%)
Concentrix Corp.	24,999	1,039,459
Genpact Ltd.	35,097	1,641,838
Teleperformance SE	44,113	3,205,884

		5,887,181

Total Industrials		16,583,168

See Notes to Financial Statements.

1291

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Information Technology (52.9%)
Communications Equipment (2.3%)
ADTRAN Holdings, Inc.*	2,025	$17,597
Applied Optoelectronics, Inc.*	1,612	56,194
Arista Networks, Inc.*	101,003	13,234,423
Aviat Networks, Inc.*	318	6,799
BK Technologies Corp.*	103	7,683
Calix, Inc.*	1,634	86,488
Ciena Corp.*	3,887	909,053
Cisco Systems, Inc.	163,697	12,609,580
Clearfield, Inc.*	316	9,211
CommScope Holding Co., Inc.*	6,091	110,430
Digi International, Inc.*	1,021	44,199
Extreme Networks, Inc.*	3,631	60,456
F5, Inc.*	1,580	403,311
Harmonic, Inc.*	3,128	30,936
Lumentum Holdings, Inc.*	1,919	707,324
Motorola Solutions, Inc.	12,066	4,625,139
NETGEAR, Inc.*	798	19,575
NetScout Systems, Inc.*	1,878	50,819
Ribbon Communications, Inc.*	2,532	7,292
Telefonaktiebolaget LM Ericsson, Class B	1,527,992	15,036,776
Viasat, Inc.*	3,692	127,226
Viavi Solutions, Inc.*	6,138	109,379

		48,269,890

Electronic Equipment, Instruments & Components (2.2%)
Advanced Energy Industries, Inc.	2,031	425,230
Amphenol Corp., Class A	86,467	11,685,150
Arlo Technologies, Inc.*	17,776	248,686
Arrow Electronics, Inc.*	19,233	2,119,092
Avnet, Inc.	2,306	110,873
Badger Meter, Inc.	1,948	339,751
Belden, Inc.	1,090	127,040
Benchmark Electronics, Inc.	988	42,247
CDW Corp.	22,611	3,079,618
Celestica, Inc.*	3,163	935,014
Cognex Corp.	10,357	372,645
Coherent Corp.*	4,274	788,852
Corning, Inc.	21,431	1,876,498
Crane NXT Co.	5,815	273,712
CTS Corp.	811	34,768
ePlus, Inc.	725	63,583
Fabrinet*	986	448,906
Flex Ltd.*	142,309	8,598,310
Insight Enterprises, Inc.*	866	70,553
IPG Photonics Corp.*	697	49,905
Itron, Inc.*	3,453	320,646
Jabil, Inc.	2,951	672,887
Keysight Technologies, Inc.*	5,773	1,173,016
Knowles Corp.*	2,362	50,618
Littelfuse, Inc.	682	172,491
Mirion Technologies, Inc., Class A*	15,684	367,319
Murata Manufacturing Co. Ltd.	138,400	2,868,018
Napco Security Technologies, Inc.	5,721	238,566
nLight, Inc.*	5,776	216,658
Novanta, Inc.*	2,704	321,749
OSI Systems, Inc.*	1,212	309,133
PC Connection, Inc.	315	18,194
Plexus Corp.*	742	109,074
Ralliant Corp.	4,079	207,662
Rogers Corp.*	464	42,489
Sanmina Corp.*	1,465	219,853
TD SYNNEX Corp.	2,109	316,835
TE Connectivity plc	8,124	1,848,291
Teledyne Technologies, Inc.*	1,702	869,262
Trimble, Inc.*	46,423	3,637,242
TTM Technologies, Inc.*	2,841	196,029
Vishay Intertechnology, Inc.	3,396	49,208
Vontier Corp.	9,552	355,143
Zebra Technologies Corp., Class A*	2,220	539,060

		46,809,876

IT Services (4.1%)
Accenture plc, Class A	67,223	18,035,931
Akamai Technologies, Inc.*	29,159	2,544,123
Applied Digital Corp.(x)*	6,399	156,904
ASGN, Inc.*	1,205	58,045
Capgemini SE	17,950	3,000,741
CGI, Inc.	5,466	504,512
Cloudflare, Inc., Class A*	8,602	1,695,884
Cognizant Technology Solutions Corp., Class A	67,860	5,632,380
CoreWeave, Inc., Class A*	6,200	443,982
DigitalOcean Holdings, Inc.*	1,878	90,369
DXC Technology Co.*	113,596	1,664,181
EPAM Systems, Inc.*	11,554	2,367,184
Fastly, Inc., Class A*	3,810	38,786
Gartner, Inc.*	2,083	525,499
GoDaddy, Inc., Class A*	3,807	472,373
Grid Dynamics Holdings, Inc.*	1,816	16,399
International Business Machines Corp.	25,610	7,585,938
Kyndryl Holdings, Inc.*	6,355	168,789
MongoDB, Inc.*	8,680	3,642,909
Okta, Inc.*	4,596	397,416
Shopify, Inc., Class A*	108,931	17,534,623
Snowflake, Inc., Class A*	57,679	12,652,465
Twilio, Inc., Class A*	27,451	3,904,630
VeriSign, Inc.	2,312	561,700
Wix.com Ltd.*	33,402	3,470,134

		87,165,897

Semiconductors & Semiconductor Equipment (22.0%)
Advanced Micro Devices, Inc.*	145,402	31,139,292
Allegro MicroSystems, Inc.*	3,409	89,929
Ambarella, Inc.*	1,108	78,491
Amkor Technology, Inc.	3,126	123,415
ams-OSRAM AG*	121,649	1,205,586
Analog Devices, Inc.	13,644	3,700,253
Applied Materials, Inc.	22,063	5,669,970
ASM International NV	14,118	8,587,747
ASML Holding NV	11,948	12,937,644
ASML Holding NV (Registered) (ADR)	6,598	7,058,936
ASMPT Ltd.	603,900	6,009,747
Astera Labs, Inc.*	3,583	596,068
Axcelis Technologies, Inc.*	864	69,414
BE Semiconductor Industries NV	58,781	9,239,374
Broadcom, Inc.	228,658	79,138,534
Cirrus Logic, Inc.*	1,412	167,322
Cohu, Inc.*	1,284	29,879
Credo Technology Group Holding Ltd.*	4,153	597,575
Diodes, Inc.*	1,277	63,007

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Enphase Energy, Inc.*	3,595	$115,220
Entegris, Inc.	4,168	351,154
First Solar, Inc.*	20,161	5,266,658
FormFactor, Inc.*	2,121	118,309
Impinj, Inc.*	712	123,895
Intel Corp.*	120,335	4,440,362
KLA Corp.	3,628	4,408,310
Kulicke & Soffa Industries, Inc.	1,434	65,333
Lam Research Corp.	34,796	5,956,379
Lattice Semiconductor Corp.*	3,764	276,955
MACOM Technology Solutions Holdings, Inc.*	1,761	301,624
Marvell Technology, Inc.	111,826	9,502,973
MaxLinear, Inc., Class A*	2,251	39,235
MediaTek, Inc.	58,000	2,639,678
Microchip Technology, Inc.	162,841	10,376,229
Micron Technology, Inc.	30,768	8,781,495
MKS, Inc.	50,267	8,032,667
Monolithic Power Systems, Inc.	3,662	3,319,090
NVIDIA Corp.	542,674	101,208,701
NXP Semiconductors NV	44,856	9,736,443
ON Semiconductor Corp.*	11,244	608,863
Photronics, Inc.*	1,654	52,928
Power Integrations, Inc.	1,543	54,838
Qnity Electronics, Inc.	5,696	465,078
Qorvo, Inc.*	54,788	4,630,134
QUALCOMM, Inc.	29,652	5,071,975
Rambus, Inc.*	2,959	271,903
Renesas Electronics Corp.*	154,400	2,109,397
Semtech Corp.*	2,382	175,530
Silergy Corp.	486,000	2,962,047
Silicon Laboratories, Inc.*	903	118,022
SiTime Corp.*	601	212,267
SK hynix, Inc.	34,423	15,556,123
Skyworks Solutions, Inc.	75,879	4,811,487
SolarEdge Technologies, Inc.*	1,633	47,112
STMicroelectronics NV	124,874	3,293,113
SUMCO Corp.(x)	152,500	1,397,073
Synaptics, Inc.*	1,060	78,461
Taiwan Semiconductor Manufacturing Co. Ltd.	1,169,320	57,683,551
Teradyne, Inc.	4,374	846,631
Texas Instruments, Inc.	91,118	15,808,062
Tokyo Electron Ltd.	12,600	2,760,674
Ultra Clean Holdings, Inc.*	1,247	31,587
Ulvac, Inc.	58,500	2,644,152
Universal Display Corp.	1,216	142,004
Veeco Instruments, Inc.*	1,655	47,300

		463,443,205

Software (16.2%)
A10 Networks, Inc.	1,984	35,097
ACI Worldwide, Inc.*	2,837	135,637
Adeia, Inc.	3,007	51,871
Adobe, Inc.*	30,948	10,831,491
Agilysys, Inc.*	698	82,950
Alarm.com Holdings, Inc.*	1,373	70,050
Alkami Technology, Inc.*	2,147	49,531
Appfolio, Inc., Class A*	629	146,337
Appian Corp., Class A*	1,110	39,316
AppLovin Corp., Class A*	7,443	5,015,242
Asana, Inc., Class A*	2,484	34,056
Atlassian Corp., Class A*	4,543	736,602
Aurora Innovation, Inc., Class A*	31,468	120,837
Autodesk, Inc.*	44,641	13,214,182
AvePoint, Inc.*	3,788	52,615
Bentley Systems, Inc., Class B	4,096	156,324
BILL Holdings, Inc.*	2,521	137,495
BitMine Immersion Technologies, Inc.(x)	7,744	210,250
Blackbaud, Inc.*	1,023	64,776
BlackBerry Ltd.*	14,999	56,846
BlackLine, Inc.*	1,430	79,065
Box, Inc., Class A*	3,982	119,102
Braze, Inc., Class A*	2,215	75,952
C3.ai, Inc., Class A(x)*	3,275	44,147
Cadence Design Systems, Inc.*	7,492	2,341,849
CCC Intelligent Solutions Holdings, Inc.*	16,294	129,537
Cipher Mining, Inc.(x)*	8,002	118,110
Cleanspark, Inc.*	7,728	78,207
Clear Secure, Inc., Class A	2,386	83,701
Clearwater Analytics Holdings, Inc., Class A*	7,917	190,958
Commvault Systems, Inc.*	1,223	153,315
Confluent, Inc., Class A*	8,026	242,706
Core Scientific, Inc.*	8,397	122,260
Crowdstrike Holdings, Inc., Class A*	6,853	3,212,412
Dassault Systemes SE	88,341	2,475,029
Datadog, Inc., Class A*	8,888	1,208,679
Descartes Systems Group, Inc. (The)*	2,361	206,965
Docusign, Inc.*	5,556	380,030
Dolby Laboratories, Inc., Class A	1,683	108,082
Dropbox, Inc., Class A*	5,089	141,474
D-Wave Quantum, Inc.(x)*	9,310	243,456
Dynatrace, Inc.*	8,290	359,289
Elastic NV*	52,043	3,926,124
Fair Isaac Corp.*	660	1,115,809
Five9, Inc.*	41,681	835,704
Fortinet, Inc.*	17,907	1,421,995
Freshworks, Inc., Class A*	5,495	67,314
Gen Digital, Inc.	15,408	418,944
Gitlab, Inc., Class A*	3,816	143,214
Glodon Co. Ltd., Class A	567,000	1,020,708
Guidewire Software, Inc.*	2,315	465,338
HubSpot, Inc.*	1,449	581,484
Hut 8 Corp.*	2,583	118,663
Intapp, Inc.*	1,536	70,380
InterDigital, Inc.	710	226,050
Intuit, Inc.	34,067	22,566,662
Jamf Holding Corp.*	2,301	29,936
Kingdee International Software Group Co. Ltd.*	1,203,000	2,054,283
Klaviyo, Inc., Class A*	3,393	110,171
Lightspeed Commerce, Inc.*	3,409	41,181
LiveRamp Holdings, Inc.*	1,804	52,983
Manhattan Associates, Inc.*	1,663	288,215
MARA Holdings, Inc.(x)*	10,185	91,461
Microsoft Corp.	217,361	105,120,127
N-able, Inc.*	2,058	15,394
nCino, Inc.*	2,901	74,382
NCR Voyix Corp.*	3,801	38,770
NextNav, Inc.*	2,416	40,202
Nice Ltd. (ADR)*	24,788	2,802,036

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

	Number of Shares	Value (Note 1)
Nutanix, Inc., Class A*	69,396	$3,587,079
Onestream, Inc., Class A*	2,157	39,646
Open Text Corp.	6,992	227,799
Oracle Corp.	153,842	29,985,344
PagerDuty, Inc.*	67,054	879,078
Palantir Technologies, Inc., Class A*	137,014	24,354,238
Palo Alto Networks, Inc.*	18,364	3,382,649
PAR Technology Corp.*	1,116	40,488
Pegasystems, Inc.	2,540	151,689
Procore Technologies, Inc.*	43,478	3,162,590
Progress Software Corp.*	1,186	50,951
PTC, Inc.*	3,294	573,848
Q2 Holdings, Inc.*	1,717	123,899
Qualys, Inc.*	993	131,970
Rapid7, Inc.*	1,585	24,092
RingCentral, Inc., Class A*	2,220	64,114
Riot Platforms, Inc.(x)*	8,869	112,370
Roper Technologies, Inc.	2,959	1,317,140
Rubrik, Inc., Class A*	3,663	280,146
Sage Group plc (The)	224,834	3,282,194
Salesforce, Inc.	71,314	18,891,792
Samsara, Inc., Class A*	8,241	292,143
SAP SE (ADR)	17,023	4,135,057
SEMrush Holdings, Inc., Class A*	1,229	14,613
SentinelOne, Inc., Class A*	8,752	131,280
ServiceNow, Inc.*	86,285	13,217,999
SoundHound AI, Inc., Class A(x)*	10,314	102,831
Sprinklr, Inc., Class A*	3,338	25,970
SPS Commerce, Inc.*	1,043	92,963
Strategy, Inc.*	7,256	1,102,549
Synopsys, Inc.*	44,798	21,042,517
Temenos AG (Registered)	21,006	2,110,943
Tenable Holdings, Inc.*	3,330	78,355
Teradata Corp.*	2,599	79,114
Terawulf, Inc.(x)*	8,513	97,814
Tyler Technologies, Inc.*	1,190	540,200
UiPath, Inc., Class A*	11,700	191,763
Unity Software, Inc.*	9,293	410,472
Varonis Systems, Inc.*	3,081	101,057
Vertex, Inc., Class A*	2,020	40,339
Workday, Inc., Class A*	44,973	9,659,301
Workiva, Inc., Class A*	1,435	123,769
Zeta Global Holdings Corp., Class A*	5,353	108,934
Zoom Communications, Inc., Class A*	56,883	4,908,434
Zscaler, Inc.*	19,997	4,497,725

		340,862,618

Technology Hardware, Storage & Peripherals (6.1%)
Apple, Inc.	365,901	99,473,846
CompoSecure, Inc., Class A*	10,654	205,409
Dell Technologies, Inc., Class C	10,025	1,261,947
Diebold Nixdorf, Inc.*	4,094	277,942
Hewlett Packard Enterprise Co.	44,758	1,075,087
HP, Inc.	34,678	772,626
IonQ, Inc.(x)*	12,632	566,798
NetApp, Inc.	7,381	790,431
Pure Storage, Inc., Class A*	11,633	779,527
Quantum Computing, Inc.*	23,819	244,383
Samsung Electronics Co. Ltd.	92,238	7,677,162
Samsung Electronics Co. Ltd. (Preference)(q)	172,493	10,680,904
Sandisk Corp.*	4,741	1,125,419
Seagate Technology Holdings plc	6,559	1,806,283
Super Micro Computer, Inc.*	20,853	610,367
Western Digital Corp.	10,724	1,847,423

		129,195,554

Total Information Technology		1,115,747,040

Real Estate (0.4%)
Real Estate Management & Development (0.1%)
KE Holdings, Inc., Class A	572,097	3,050,615
KE Holdings, Inc. (ADR)	12,955	204,171

		3,254,786

Specialized REITs (0.3%)
Crown Castle, Inc. (REIT)	31,245	2,776,743
Equinix, Inc. (REIT)	3,486	2,670,834

		5,447,577

Total Real Estate		8,702,363

Total Common Stocks (69.4%) (Cost $835,809,209)		1,463,551,878

EXCHANGE TRADED FUNDS (ETF):
Equity (30.2%)
iShares Expanded Tech Sector ETF(x)‡	1,694,662	218,882,544
State Street Technology Select Sector SPDR ETF(x)	1,443,000	207,748,710
Vanguard Information Technology ETF	280,300	211,284,534

Total Exchange Traded Funds (30.2%) (Cost $54,861,834)		637,915,788

SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
Goldman Sachs Financial Square Government Fund 3.67% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.68% (7 day yield) (xx)	2,744,530	2,744,530
JPMorgan Prime Money Market Fund, IM Shares 3.92% (7 day yield)	41,643	41,660
State Street Institutional U.S. Government Money Market Fund, Premier Shares 3.74% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		5,786,190

Total Short-Term Investments (0.3%) (Cost $5,786,190)		5,786,190

Total Investments in Securities (99.9%) (Cost $896,457,233)		2,107,253,856
Other Assets Less Liabilities (0.1%)		1,977,116

Net Assets (100%)		$2,109,230,972

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025, the market value or fair value, as applicable, of these securities amounted to $10,455,180 or 0.5% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at December 31, 2025.
(xx)

At December 31, 2025, the Portfolio had loaned securities with a total value of $8,789,295. This was collateralized by $3,450,645 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.750%, maturing 1/15/26 – 8/15/55 and by cash of $5,744,530 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2025, were as follows:

Security Description	Shares at December 31, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Expanded Tech Sector ETF (x)	1,694,662	199,343,384	87,110,758	(114,088,183)	25,099,484	21,417,101	218,882,544	380,897	–

(x)	All or a portion of security is on loan at December 31, 2025.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$193,703,267	$13,248,875	$—	$206,952,142
Consumer Discretionary	58,718,581	14,187,928	—	72,906,509
Consumer Staples	—	402,764	—	402,764
Energy	4,333,131	1,392,735	—	5,725,866
Financials	27,013,122	9,518,904	—	36,532,026
Industrials	6,253,325	10,329,843	—	16,583,168
Information Technology	936,514,376	179,232,664	—	1,115,747,040
Real Estate	5,651,748	3,050,615	—	8,702,363
Exchange Traded Funds	637,915,788	—	—	637,915,788
Short-Term Investments
Investment Companies	5,786,190	—	—	5,786,190

Total Assets	$1,875,889,528	$231,364,328	$—	$2,107,253,856

Total Liabilities	$—	$—	$—	$—

Total	$1,875,889,528	$231,364,328	$—	$2,107,253,856

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2025

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$3,066	$3,066

Total	$3,066	$3,066

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$86,000

Investment security transactions for the year ended December 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$760,976,073
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$957,050,593

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,241,519,403
Aggregate gross unrealized depreciation	(47,031,560)

Net unrealized appreciation	$1,194,487,843

Federal income tax cost of investments in securities and derivative instruments, if applicable	$912,766,013

For the period ended December 31, 2025, the Portfolio incurred approximately $560 as brokerage commissions with Bernstein Institutional Services, LLC, and $694 as brokerage commissions with National Financial Services, LLC, affiliated broker/dealers.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $25,978,010)	$218,882,544
Unaffiliated Issuers (Cost $870,479,223)	1,888,371,312
Cash	8,262,455
Foreign cash (Cost $9,320)	9,400
Receivable for securities sold	1,993,056
Dividends, interest and other receivables	693,552
Receivable for Portfolio shares sold	487,107
Securities lending income receivable	20,693
Other assets	7,158

Total assets	2,118,727,277

LIABILITIES
Payable for return of collateral on securities loaned	5,744,530
Payable for Portfolio shares repurchased	1,523,531
Investment management fees payable	1,386,166
Distribution fees payable – Class IB	441,593
Administrative fees payable	222,277
Accrued expenses	178,208

Total liabilities	9,496,305

Commitments and contingent liabilities^
NET ASSETS	$2,109,230,972

Net assets were comprised of:
Paid in capital	$855,457,881
Total distributable earnings (loss)	1,253,773,091

Net assets	$2,109,230,972

Class IB
Net asset value, offering and redemption price per share, $2,075,846,130 / 50,617,452 shares outstanding (unlimited amount authorized: $0.01 par value)	$41.01

Class K

Net asset value, offering and redemption price per share, $33,384,842 / 708,275 shares outstanding (unlimited amount authorized: $0.01 par value)	$47.14

(x)	Includes value of securities on loan of $8,789,295.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

INVESTMENT INCOME
Dividends ($380,897 of dividend income received from affiliates) (net of $538,489 foreign withholding tax)	$12,184,682
Interest	368,377
Securities lending (net)	105,537

Total income	12,658,596

EXPENSES
Investment management fees	17,487,404
Distribution fees – Class IB	4,707,530
Administrative fees	2,387,657
Custodian fees	302,300
Professional fees	135,137
Printing and mailing expenses	104,091
Trustees’ fees	62,825
Miscellaneous	50,854

Gross expenses	25,237,798
Less: Waiver from investment manager	(1,990,734)
Voluntary waiver from investment manager	(933,519)

Net expenses	22,313,545

NET INVESTMENT INCOME (LOSS)	(9,654,949)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($25,099,484 realized gain (loss) from affiliates)	263,696,529
Forward foreign currency contracts	3,066
Foreign currency transactions	(61,889)

Net realized gain (loss)	263,637,706

Change in unrealized appreciation (depreciation) on:
Investments in securities ($21,417,101 of change in unrealized appreciation (depreciation) from affiliates)	194,451,008
Foreign currency translations	4,011

Net change in unrealized appreciation (depreciation)	194,455,019

NET REALIZED AND UNREALIZED GAIN (LOSS)	458,092,725

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$448,437,776

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(9,654,949)	$(7,615,987)
Net realized gain (loss)	263,637,706	235,040,579
Net change in unrealized appreciation (depreciation)	194,455,019	184,018,089

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	448,437,776	411,442,681

Distributions to shareholders:
Class IB	(225,741,159)	(213,669,984)
Class K	(3,233,082)	(3,072,956)

Total distributions to shareholders	(228,974,241)	(216,742,940)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 143,167 shares, respectively ]	—	5,239,210
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (1,354,154) shares, respectively ]	—	(55,943,388)
Capital shares repurchased [ 0 and (134,054) shares, respectively ]	—	(4,975,061)

Total Class IA transactions	—	(55,679,239)

Class IB
Capital shares sold [ 4,414,864 and 3,694,229 shares, respectively ]	173,404,554	136,940,842
Capital shares issued in connection with share class combination (Note 1) [ 0 and 1,443,311 shares, respectively ]	—	55,943,388
Capital shares issued in reinvestment of dividends and distributions [ 5,462,486 and 5,661,486 shares, respectively ]	225,741,159	213,669,984
Capital shares repurchased [ (9,375,005) and (9,164,610) shares, respectively ]	(367,070,013)	(339,320,896)

Total Class IB transactions	32,075,700	67,233,318

Class K
Capital shares sold [ 376,200 and 213,607 shares, respectively ]	16,870,724	8,728,587
Capital shares issued in reinvestment of dividends and distributions [ 68,206 and 72,114 shares, respectively ]	3,233,082	3,072,956
Capital shares repurchased [ (456,699) and (289,601) shares, respectively ]	(20,611,148)	(12,060,978)

Total Class K transactions	(507,342)	(259,435)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	31,568,358	11,294,644

TOTAL INCREASE (DECREASE) IN NET ASSETS	251,031,893	205,994,385
NET ASSETS:
Beginning of year	1,858,199,079	1,652,204,694

End of year	$2,109,230,972	$1,858,199,079

See Notes to Financial Statements.

1298

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2025		2024		2023	2022		2021
Net asset value, beginning of year	$36.49		$32.57		$22.83	$40.59		$38.35

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.20)		(0.16)		(0.09)	(0.16)		(0.30)
Net realized and unrealized gain (loss)	9.61		8.77		11.37	(14.80)		8.16

Total from investment operations	9.41		8.61		11.28	(14.96)		7.86

Less distributions:
Distributions from net realized gains	(4.89)		(4.69)		(1.54)	(2.80)		(5.62)

Net asset value, end of year	$41.01		$36.49		$32.57	$22.83		$40.59

Total return	25.87%		26.13%		49.53%	(37.29)%		20.81%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,075,846		$1,828,476		$1,579,236	$1,111,836		$1,890,978
Ratio of expenses to average net assets:
After waivers (f)	1.17	%(i)	1.18	%(i)	1.18%	1.18%		1.18%
Before waivers (f)	1.32%		1.33%		1.34%	1.33%		1.31%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.51)%		(0.43)%		(0.30)%	(0.54)%		(0.72)%
Before waivers (f)	(0.66)%		(0.58)%		(0.46)%	(0.69)%		(0.84)%
Portfolio turnover rate^	40%		36%		56%	67	%(h)	47%
	Year Ended December 31,
Class K	2025		2024		2023	2022		2021
Net asset value, beginning of year	$41.25		$36.26		$25.24	$44.32		$41.33

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.12)		(0.07)		(0.01)	(0.09)		(0.21)
Net realized and unrealized gain (loss)	10.90		9.75		12.58	(16.19)		8.82

Total from investment operations	10.78		9.68		12.57	(16.28)		8.61

Less distributions:
Dividends from net investment income	—		—		(0.01)	—		—
Distributions from net realized gains	(4.89)		(4.69)		(1.54)	(2.80)		(5.62)

Total dividends and distributions	(4.89)		(4.69)		(1.55)	(2.80)		(5.62)

Net asset value, end of year	$47.14		$41.25		$36.26	$25.24		$44.32

Total return	26.21%		26.42%		49.90%	(37.13)%		21.12%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$33,385		$29,723		$26,270	$17,834		$30,726
Ratio of expenses to average net assets:
After waivers (f)	0.92	%(i)	0.93	%(i)	0.93%	0.93%		0.93%
Before waivers (f)	1.07%		1.08%		1.09%	1.08%		1.06%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.26)%		(0.18)%		(0.05)%	(0.29)%		(0.47)%
Before waivers (f)	(0.42)%		(0.33)%		(0.21)%	(0.44)%		(0.59)%
Portfolio turnover rate^	40%		36%		56%	67	%(h)	47%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser.
(i)	Includes voluntary waiver from investment manager of 0.05% and 0.04% for years ended December 31, 2025 and 2024, respectively.

See Notes to Financial Statements.

1299

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

Note 1	Organization and Significant Accounting Policies

EQ Advisors Trust (the “Trust”) was organized as a Delaware statutory trust on October 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of December 31, 2025, the Trust offered one hundred ten portfolios (each a “Portfolio”). At a meeting held on December 1-2, 2025, the Board of Trustees of the Trust approved the liquidation and termination of EQ/AB Sustainable U.S. Thematic Portfolio, effective on or before April 30, 2026. The investment adviser to each Portfolio is Equitable Investment Management Group, LLC (“EIM” or the “Adviser”), a wholly-owned subsidiary of Equitable Financial Life Insurance Company (“Equitable Financial”).

The Adviser and, as applicable, each of the investment sub-advisers (each, a “Sub-Adviser”), subject to the supervision of the Adviser, independently chooses and maintains a portfolio of securities for the Portfolio(s).

Each of the following Portfolios is a type of mutual fund often described as a “fund-of-funds”:

•

EQ/All Asset Growth Allocation Portfolio pursues its investment objective by investing exclusively in other affiliated mutual funds managed by EIM or an affiliate and unaffiliated exchange-traded funds (“ETFs”).

•

Each of the EQ/Conservative Allocation Portfolio, EQ/Conservative-Plus Allocation Portfolio, EQ/Moderate Allocation Portfolio, EQ/Moderate-Plus Allocation Portfolio and EQ/Aggressive Allocation Portfolio (each, an “EQ Allocation Portfolio” and together, the “EQ Allocation Portfolios”), the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio, Target 2045 Allocation Portfolio and Target 2055 Allocation Portfolio (each, a “Target Allocation Portfolio” and together, the “Target Allocation Portfolios”), and the EQ/Ultra Conservative Strategy Portfolio, EQ/Conservative Strategy Portfolio, EQ/Conservative Growth Strategy Portfolio, EQ/Balanced Strategy Portfolio, EQ/Moderate Growth Strategy Portfolio, EQ/Growth Strategy Portfolio and EQ/Aggressive Growth Strategy Portfolio (each, a “Strategic Allocation Series Portfolio” and together, the “Strategic Allocation Series Portfolios”) pursues its investment objective by investing exclusively in other affiliated mutual funds managed by EIM or an affiliate.

•

Each of Equitable Conservative Growth MF/ETF Portfolio, Equitable Growth MF/ETF Portfolio, and Equitable Moderate Growth MF/ETF Portfolio pursues its investment objective by investing exclusively in other affiliated mutual funds managed by EIM or an affiliate and unaffiliated investment companies and ETFs.

•

Each of the 1290 VT Moderate Growth Allocation Portfolio and 1290 VT Multi- Alternative Strategies Portfolio (each, an “ETF Portfolio” and together, the “ETF Portfolios”) pursues its investment objective by investing exclusively in unaffiliated ETFs.

•

EQ/JPMorgan Hedged Equity and Premium Income Portfolio pursues its investment objective by investing in mutual funds and exchange-traded securities of investment companies or investment vehicles managed by J.P. Morgan Investment Management Inc.

For each of the above-referenced fund-of-funds Portfolios, each underlying fund’s financial statements are included in the underlying fund’s annual report on Form N-CSR, which is filed with the SEC and publicly available through the SEC’s EDGAR database (https://www.sec.gov/edgar/searchedgar/companysearch.html).

Each of the ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio, ATM Small Cap Managed Volatility Portfolio, ATM International Managed Volatility Portfolio, EQ/500 Managed Volatility Portfolio, EQ/400 Managed Volatility Portfolio, EQ/2000

1300

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

Managed Volatility Portfolio and EQ/International Managed Volatility Portfolio (each, a “Tactical Portfolio” and together, the “Tactical Portfolios”) and the 1290 VT High Yield Bond Portfolio, 1290 VT Micro Cap Portfolio, 1290 VT Small Cap Value Portfolio, EQ/ClearBridge Select Equity Managed Volatility Portfolio, EQ/Core Plus Bond Portfolio, EQ/Emerging Markets Equity PLUS Portfolio, EQ/ Franklin Small Cap Value Managed Volatility Portfolio, EQ/Global Equity Managed Volatility Portfolio, EQ/International Core Managed Volatility Portfolio, EQ/International Value Managed Volatility Portfolio, EQ/Large Cap Core Managed Volatility Portfolio, EQ/Large Cap Growth Managed Volatility Portfolio, EQ/Large Cap Value Managed Volatility Portfolio, EQ/Mid Cap Value Managed Volatility Portfolio, EQ/Morgan Stanley Small Cap Growth Portfolio, EQ/Quality Bond PLUS Portfolio, Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio and Multimanager Technology Portfolio may utilize multiple Sub-Advisers (each, a “Multiadviser Portfolio” and together, the “Multiadviser Portfolios”). Each of the Sub-Advisers for a Multiadviser Portfolio independently chooses and maintains a portfolio of securities for the Multiadviser Portfolio and is responsible for investing a specific allocated portion of a Multiadviser Portfolio’s assets. Because each Sub-Adviser will invest its allocated portion of the Multiadviser Portfolio independently from the other Sub-Advisers, the same security may be held in different portions of the Multiadviser Portfolio, or may be acquired for one portion of the Multiadviser Portfolio at a time when a Sub-Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Sub-Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate for its allocated portion of a Multiadviser Portfolio when another Sub-Adviser believes that continued exposure to the equity or fixed income markets is appropriate for its allocated portion of the Multiadviser Portfolio. Because each Sub-Adviser is responsible for the trading for its own portion of a Multiadviser Portfolio and does not aggregate its transactions with those of the other Sub-Adviser(s), the Multiadviser Portfolio may incur higher brokerage costs, and may have higher portfolio turnover, than would be the case if a single Sub-Adviser were managing the entire Multiadviser Portfolio.

The Trust issues three classes of shares, Class IA, Class IB and Class K, as shown in the respective Portfolio’s Statement of Assets and Liabilities. The Class IA and Class IB shares are each subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, all three classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by Equitable Financial, Equitable Financial Life and Annuity Company and other affiliated or unaffiliated insurance companies, and to the Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans and to other series of the Trust.

Effective June 21, 2024 (the “Effective Date”), the Class IA shares of each of the following Portfolios were combined with the Class IB shares of the same Portfolio (the “Combination”): EQ/All Asset Growth Allocation Portfolio, EQ/Growth Strategy Portfolio, EQ/Conservative Allocation Portfolio, EQ/Conservative-Plus Allocation Portfolio, EQ/Moderate-Plus Allocation Portfolio, EQ/ Aggressive Allocation Portfolio, 1290 VT Equity Income Portfolio, 1290 VT GAMCO Mergers & Acquisitions Portfolio, 1290 VT GAMCO Small Company Value Portfolio, 1290 VT Socially Responsible Portfolio, EQ/AB Small Cap Growth Portfolio, EQ/Capital Group Research Portfolio, EQ/ ClearBridge Large Cap Growth ESG Portfolio, EQ/ClearBridge Select Equity Managed Volatility Portfolio, EQ/Core Bond Index Portfolio, EQ/Franklin Small Cap Value Managed Volatility Portfolio, EQ/Global Equity Managed Volatility Portfolio, EQ/International Core Managed Volatility Portfolio, EQ/International Value Managed Volatility Portfolio, EQ/Invesco Comstock Portfolio, EQ/Invesco Global Portfolio, EQ/Janus Enterprise Portfolio, EQ/JPMorgan Growth Stock Portfolio, EQ/JPMorgan Value Opportunities Portfolio, EQ/Large Cap Core Managed Volatility Portfolio, EQ/Large Cap Growth Index Portfolio, EQ/Large Cap Growth Managed Volatility Portfolio, EQ/Large Cap Value Index Portfolio, EQ/Large Cap Value Managed Volatility Portfolio, EQ/Loomis Sayles Growth

1301

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

Portfolio, EQ/MFS International Growth Portfolio, EQ/Mid Cap Index Portfolio, EQ/Mid Cap Value Managed Volatility Portfolio, EQ/PIMCO Ultra Short Bond Portfolio, EQ/Small Company Index Portfolio, EQ/Value Equity Portfolio, Multimanager Core Bond Portfolio and Multimanager Technology Portfolio. Each Combination was effected at the relative net asset value of each share class of the relevant Portfolio. As of the Effective Date, an investor that held Class IA shares of a Portfolio was issued Class IB shares of the same Portfolio having a value equal to the value of the Class IA shares held immediately prior to the Combination. In addition, as of the Effective Date, Class IA shares of each Portfolio listed above are no longer offered. Further information on the impact of the Combination on the Portfolios’ financial statements can be found in the Statement of Changes in Net Assets for the Portfolio.

The investment objectives of each Portfolio are as follows:

EQ/All Asset Growth Allocation Portfolio — Seeks long-term capital appreciation and current income.

EQ/Ultra Conservative Strategy Portfolio — Seeks current income.

EQ/Conservative Strategy Portfolio — Seeks a high level of current income.

EQ/Conservative Growth Strategy Portfolio — Seeks current income and growth of capital, with greater emphasis on current income.

EQ/Balanced Strategy Portfolio — Seeks long-term capital appreciation and current income.

EQ/Moderate Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

EQ/Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

EQ/Aggressive Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

EQ/Conservative Allocation Portfolio — Seeks to achieve a high level of current income.

EQ/Conservative-Plus Allocation Portfolio — Seeks to achieve current income and growth of capital, with a greater emphasis on current income.

EQ/Moderate Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income.

EQ/Moderate-Plus Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

EQ/Aggressive Allocation Portfolio — Seeks to achieve long-term capital appreciation.

Equitable Conservative Growth MF/ETF Portfolio — Seeks to achieve total return from long-term capital appreciation and income, with greater emphasis on current income.

Equitable Moderate Growth MF/ETF Portfolio — Seeks long-term capital appreciation and current income, with greater emphasis on current income.

Equitable Growth MF/ETF Portfolio — Seeks long-term capital appreciation and current income, with greater emphasis on capital appreciation.

Target 2015 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2025 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2035 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

1302

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

Target 2045 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2055 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

1290 VT Moderate Growth Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility.

1290 VT Multi-Alternative Strategies Portfolio — Seeks long-term growth of capital.

1290 VT Convertible Securities Portfolio (sub-advised by SSGA Funds Management, Inc. (“SSGA FM”)) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Convertible Liquid Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg U.S. Convertible Liquid Bond Index.

1290 VT DoubleLine Opportunistic Bond Portfolio (sub-advised by DoubleLine Capital LP (“DoubleLine”)) — Seeks to maximize current income and total return.

1290 VT Equity Income Portfolio (sub-advised by Barrow, Hanley, Mewhinney & Strauss, LLC d/ b/a Barrow Hanley Global Investors) — Seeks a combination of growth and income to achieve an above-average and consistent total return.

1290 VT GAMCO Mergers & Acquisitions Portfolio (sub-advised by GAMCO Asset Management, Inc. (“GAMCO”)) — Seeks to achieve capital appreciation.

1290 VT GAMCO Small Company Value Portfolio (sub-advised by GAMCO) — Seeks to maximize capital appreciation.

1290 VT High Yield Bond Portfolio (sub-advised by AXA Investment Managers US Inc. (“AXA IM”) and Post Advisory Group, LLC) — Seeks to maximize current income.

1290 VT Micro Cap Portfolio (sub-advised by BlackRock Investment Management, LLC (“BlackRock”) and Lord, Abbett & Co. LLC (“Lord Abbett”)) — Seeks to achieve long-term growth of capital.

1290 VT Natural Resources Portfolio (sub-advised by AllianceBernstein L.P. (“AB”), an affiliate of EIM) — Seeks to achieve long-term growth of capital.

1290 VT Real Estate Portfolio (sub-advised by AB) — Seeks to provide long-term capital appreciation and current income.

1290 VT Small Cap Value Portfolio (sub-advised by BlackRock and Horizon Kinetics Asset Management LLC) — Seeks to achieve long-term growth of capital.

1290 VT SmartBeta Equity ESG Portfolio, (sub-advised by AXA IM) — Seeks to achieve long- term capital appreciation.

1290 VT Socially Responsible Portfolio (sub-advised by BlackRock) — Seeks to achieve long- term capital appreciation.

ATM Large Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Mid Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Small Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

1303

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

ATM International Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/500 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/400 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/2000 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/International Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/AB Dynamic Aggressive Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income, with a greater emphasis on growth of capital.

EQ/AB Dynamic Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income, with a greater emphasis on growth of capital.

EQ/AB Dynamic Moderate Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income.

EQ/AB Short Duration Government Bond Portfolio (sub-advised by AB) — Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk.

EQ/AB Small Cap Growth Portfolio (sub-advised by AB) — Seeks to achieve long-term growth of capital.

EQ/AB Sustainable U.S. Thematic Portfolio (sub-advised by AB) — Seeks to achieve long-term growth of capital.

EQ/American Century Mid Cap Value Portfolio (sub-advised by American Century Investment Management, Inc. (“American Century”)) — Seeks to achieve long-term capital growth. Income is a secondary objective.

EQ/American Century Moderate Growth Allocation Portfolio (sub-advised by American Century) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Capital Group Research Portfolio (sub-advised by Capital International, Inc. (“Capital International”)) — Seeks to achieve long-term growth of capital.

EQ/ClearBridge Large Cap Growth ESG Portfolio (sub-advised by ClearBridge Investments, LLC (“ClearBridge”)) — Seeks to achieve long-term capital growth.

EQ/ClearBridge Select Equity Managed Volatility Portfolio (sub-advised by BlackRock and ClearBridge) — Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Common Stock Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.

EQ/Core Bond Index Portfolio (sub-advised by SSGA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Intermediate Government/Credit Bond Index (“Intermediate Government Credit Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Credit Index.

1304

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

EQ/Core Plus Bond Portfolio (sub-advised by AXA IM, Brandywine Global Investment Management, LLC and Loomis, Sayles & Company, L.P. (“Loomis Sayles”)) — Seeks to achieve high total return through a combination of current income and capital appreciation.

EQ/Emerging Markets Equity PLUS Portfolio (sub-advised by AB and EARNEST Partners, LLC (“EARNEST”)) — Seeks to achieve long-term growth of capital.

EQ/Equity 500 Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500® Composite Stock Index (“S&P 500® Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P 500® Index.

EQ/Fidelity Institutional AM® Large Cap Portfolio (sub-advised by FIAM LLC (“FIAM”)) — Seeks to achieve long-term capital appreciation.

EQ/Franklin Rising Dividends Portfolio (sub-advised by Franklin Advisers, Inc.) — Seeks to achieve long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.

EQ/Franklin Small Cap Value Managed Volatility Portfolio (sub-advised by BlackRock and Franklin Mutual Advisers, LLC) — Seeks to achieve long-term total return with an emphasis on risk- adjusted returns and managing volatility in the Portfolio.

EQ/Global Equity Managed Volatility Portfolio (sub-advised by BlackRock, Morgan Stanley Investment Management, Inc. (“MSIM”) and Invesco Advisers, Inc. (“Invesco”) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Goldman Sachs Growth Allocation Portfolio (sub-advised by Goldman Sachs Asset Management, L.P. (“GSAM”)) — Seeks to achieve long-term capital appreciation under normal market conditions, while focusing on the preservation of capital in distressed market environments.

EQ/Goldman Sachs Mid Cap Value Portfolio (sub-advised by GSAM) — Seeks to achieve long- term capital appreciation.

EQ/Goldman Sachs Moderate Growth Allocation Portfolio (sub-advised by GSAM) — Seeks to achieve long-term capital appreciation under normal market conditions, while focusing on the preservation of capital in distressed market environments.

EQ/Intermediate Corporate Bond Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Credit Corporate 5-10 Year Index (“Corporate Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Corporate Bond Index.

EQ/Intermediate Government Bond Portfolio (sub-advised by SSGA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Intermediate Government Bond Index (“Intermediate Government Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Bond Index.

EQ/International Core Managed Volatility Portfolio (sub-advised by BlackRock, EARNEST, Federated Global Investment Management Corp. and Massachusetts Financial Services Company d/ b/a MFS Investment Management (“MFS”)) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/International Equity Index Portfolio (sub-advised by AB) — Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ EuroSTOXX 50® Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.

1305

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

EQ/International Value Managed Volatility Portfolio (sub-advised by BlackRock and Harris Associates LP) — Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Invesco Comstock Portfolio (sub-advised by Invesco) — Seeks to achieve capital growth and income.

EQ/Invesco Global Portfolio (sub-advised by Invesco) — Seeks to achieve capital appreciation.

EQ/Invesco Global Real Assets Portfolio (sub-advised by Invesco) — Seeks to achieve total return through growth of capital and current income.

EQ/Invesco Moderate Allocation Portfolio (sub-advised by Invesco) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Invesco Moderate Growth Allocation Portfolio (sub-advised by Invesco) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Janus Enterprise Portfolio (sub-advised by Janus Henderson Investors US LLC) — Seeks to achieve capital growth.

EQ/JPMorgan Growth Allocation Portfolio (sub-advised by J.P. Morgan Investment Management, Inc. (“JPMorgan”)) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/JPMorgan Growth Stock Portfolio (sub-advised by JPMorgan) — Seeks to achieve long- term capital appreciation.

EQ/JPMorgan Hedged Equity and Premium Income Portfolio (formerly, EQ/Franklin Moderate Allocation Portfolio) – Seeks to provide long term capital appreciation and current income. Effective October 27, 2025 the Portfolio was restructured and Franklin Advisers, Inc. was terminated as the sub-adviser to the Portfolio.

EQ/JPMorgan Value Opportunities Portfolio (sub-advised by JPMorgan) — Seeks to achieve long-term capital appreciation.

EQ/Large Cap Core Managed Volatility Portfolio (sub-advised by BlackRock, Capital International, GQG Partners LLC and Vaughan Nelson Investment Management) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Large Cap Growth Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends, at a risk level consistent with the Russell 1000® Growth Index.

EQ/Large Cap Growth Managed Volatility Portfolio (sub-advised by BlackRock, Loomis Sayles, Polen Capital Management, LLC and JPMorgan) — Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio. Effective September 25, 2025, HS Management Partners, LLC was terminated as a sub-adviser to the Portfolio.

EQ/Large Cap Value Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.

EQ/Large Cap Value Managed Volatility Portfolio (sub-advised by AB, Aristotle Capital Management, LLC (“Aristotle Capital”) and MFS) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

1306

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

EQ/Lazard Emerging Markets Equity Portfolio (sub-advised by Lazard Asset Management LLC) — Seeks to achieve long-term capital appreciation.

EQ/Long-Term Bond Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Long Government/ Credit Bond Index (“Long Government/Credit Index”), including reinvestment of dividends, at a risk level consistent with that of the Long Government/Credit Index.

EQ/Loomis Sayles Growth Portfolio (sub-advised by Loomis Sayles) — Seeks to achieve capital appreciation.

EQ/MFS International Growth Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/MFS International Intrinsic Value Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/MFS Mid Cap Focused Growth Portfolio (sub-advised by MFS) — Seeks to provide growth of capital.

EQ/MFS Technology Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/MFS Utilities Series Portfolio (sub-advised by MFS) — Seeks to achieve total return.

EQ/Mid Cap Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400® Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400® Index.

EQ/Mid Cap Value Managed Volatility Portfolio (sub-advised by BlackRock, Diamond Hill Capital Management, Inc., and Wellington Management Company, LLP (“Wellington”)) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Money Market Portfolio (sub-advised by Dreyfus, a division of Mellon Investments Corporation (“Dreyfus”)) — Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

EQ/Morgan Stanley Small Cap Growth Portfolio (sub-advised by BlackRock and MSIM) — Seeks to achieve long-term growth of capital.

EQ/PIMCO Global Real Return Portfolio (sub-advised by Pacific Investment Management Company LLC (“PIMCO”)) — Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Real Return Portfolio (sub-advised by PIMCO) — Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Total Return ESG Portfolio (sub-advised by PIMCO) — Seeks to achieve maximum total return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Ultra Short Bond Portfolio (sub-advised by PIMCO) — Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.

EQ/Quality Bond PLUS Portfolio (sub-advised by AB and PIMCO) — Seeks to achieve high current income consistent with moderate risk to capital.

EQ/Small Company Index Portfolio (sub-advised by AB) — Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.

EQ/T. Rowe Price Health Sciences Portfolio (sub-advised by T. Rowe Price Associates, Inc. (“T. Rowe Price”)) — Seeks to achieve long-term capital appreciation.

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December 31, 2025

EQ/Value Equity Portfolio (sub-advised by Aristotle Capital) — Seeks to achieve capital appreciation.

EQ/Wellington Energy Portfolio (sub-advised by Wellington) — Seeks to provide capital growth and appreciation.

Multimanager Aggressive Equity Portfolio (sub-advised by AB, 1832 Asset Management U.S. Inc., T. Rowe Price and Westfield Capital Management Company, L.P.) — Seeks to achieve long-term growth of capital.

Multimanager Core Bond Portfolio (sub-advised by BlackRock Financial Management, Inc., DoubleLine, PIMCO and SSGA FM) — Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.

Multimanager Technology Portfolio (sub-advised by AB, FIAM and Wellington) — Seeks to achieve long-term growth of capital.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Portfolios are investment companies and, accordingly, follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are generally valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ Stock Market will be valued using the NASDAQ Official Closing Price (“NOCP”). Other unlisted stocks are generally valued at their last sale price or official closing price, or, if there is no such price, at a bid price estimated by a broker.

Corporate and municipal bonds and notes are generally valued on the basis of prices provided by a pricing service. The pricing services may utilize many inputs that are observable in making evaluations which may include, but are not limited to, trading activity for similar securities, issuer details, yields, default rates, credit spreads, quoted prices and any developments related to the specific securities. However, when such prices are not available, such bonds and notes are generally fair valued at a bid price estimated by a broker.

Convertible preferred stocks listed on national securities exchanges are generally valued as of their last sale price or official closing price on the date of valuation or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are generally valued using prices obtained from a pricing service for such investments or, if a pricing service price is not available, fair valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are generally valued at evaluated prices obtained from a pricing service where available, or fair valued at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes may be obtained from a broker and converted to a price.

Options that are traded on an exchange are generally valued at their last sale price or official closing price on the date of valuation or, if there is no sale, at the latest available bid price. Options

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December 31, 2025

not traded on an exchange or not actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are generally valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker- dealers, yield curves and the spread over comparable U.S. Treasury issues in making evaluations. Debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipts (“ADR”) or similar form, are generally valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end investment companies (other than ETFs) held by a Portfolio are generally valued at the net asset value (“NAV”) of the shares of such funds as described in the underlying funds’ prospectuses.

Futures contracts are generally valued at their last settlement price or, if there is no settlement price, at the latest available bid price.

Forward foreign currency contracts are generally valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency rates gathered from leading market makers and foreign currency trading centers throughout the world in making evaluations. Forward foreign currency contracts may be settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Centrally cleared swaps are priced using the value determined by the central counterparty at the end of the day, which price may be provided to the Portfolios by an approved pricing service. With respect to over-the-counter swaps and centrally cleared swaps where the central counterparty price is unavailable, a price provided by an approved pricing service will be used. Central counterparties and approved pricing services may utilize evaluation techniques including fair value pricing models to provide pricing information.

In accordance with Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board”) of the Trust has designated EIM, the investment adviser to the Trust, as the Portfolios’ valuation designee (the “Valuation Designee”). As Valuation Designee, EIM, subject to the oversight of the Board, is responsible for determining in good faith the fair value of Portfolio investments for which market quotations are not readily available or are believed by EIM to be unreliable. In these circumstances, a Portfolio may use a fair value estimate made according to methods EIM has approved in the good- faith belief that the resulting valuation will reflect the fair value of the security. EIM’s day-to-day responsibilities as Valuation Designee are performed by a valuation committee established by EIM (the “Committee”).

Equitable Investment Management, LLC (the “Administrator”), an affiliate of EIM, oversees the calculation of the NAV of the Portfolios and their respective share classes. The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain duties, including the calculation of the Portfolios’ NAVs.

Due to the inherent uncertainty of the valuation of securities for which market quotations are not readily available, the fair value of such securities may differ significantly from the values that would have been used had a ready market for such securities existed.

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

Various inputs are used in determining the value of each Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of December 31, 2025, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3, if any, are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or an increase in, available observable market inputs to determine price.

The inputs or methodology used to fair value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to fair value securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost provided that certain conditions are met, including that the Board continues to believe that the amortized cost valuation method fairly reflects the market-based NAV per share of the Portfolio. The EQ/Money Market Portfolio seeks to maintain a stable NAV per share of $1.00, but there can be no assurance that it will be able to do so.

Events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV.

Security Transactions and Investment Income:

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Portfolio’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income, and the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Portfolio’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

As a result of several court rulings in certain European countries, the Portfolios may also file withholding tax reclaims in certain jurisdictions to recover all or a portion of amounts withheld in prior periods that may now be reclaimable. Any payments received on such withholding tax reclaims are included in Other Income in the Statements of Operations and are recorded when the amount is known and there are no significant uncertainties on collectability.

For certain securities, including a real estate investment trust (“REIT”), a Portfolio records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Portfolio will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Portfolio.

A Portfolio records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise, it is recorded as an adjustment to realized gain (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees, which are charged on a class-specific basis.

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) Market value or fair value, as applicable, of investment securities, other assets and liabilities — at the valuation date.

(ii) Purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Portfolio’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

Taxes:

Each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no federal, state and local income tax provisions are required. Each Portfolio did not pay any significant foreign, federal or state and local income taxes.

The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2025, the Portfolios did not incur any interest or penalties. Each of the tax years in the four-year period ended December 31, 2025 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios (EQ/Money Market Portfolio declares and distributes daily and Multimanager Core Bond Portfolio declares and distributes monthly). Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of a Portfolio to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. The cumulative significant differences related to the tax composition of undistributed ordinary income and long term gains include dividends and distributions payable, if any, as disclosed in the Statement of Assets and

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

Liabilities, late-year capital loss deferrals and capital loss carry forwards, if any, as disclosed below. Differences in distributable earnings on a U.S. GAAP and tax accounting basis primarily relate to the following:

Differences related to:	1256 Mark to market contracts	Contingent Payment Debt Instruments	Conversion transactions	Deferral of losses on offsetting positions	Investments in passive foreign investment companies	Partnership basis adjustments	Wash sale loss deferrals

EQ/All Asset Growth Allocation						x

EQ/Moderate-Plus Allocation			x

EQ/Aggressive Allocation			x

1290 VT Multi-Alternative Strategies						x

1290 VT Convertible Securities		x

1290 VT Micro Cap							x

1290 VT Natural Resources							x

1290 VT Real Estate					x		x

ATM Large Cap Managed Volatility				x

ATM Mid Cap Managed Volatility				x

ATM Small Cap Managed Volatility				x			x

ATM International Managed Volatility				x	x

EQ/500 Managed Volatility				x

EQ/400 Managed Volatility				x

EQ/2000 Managed Volatility				x

EQ/International Managed Volatility				x	x

EQ/AB Dynamic Aggressive Growth				x

EQ/AB Dynamic Growth				x

EQ/AB Dynamic Moderate Growth				x	x

EQ/American Century Moderate Growth Allocation							x

EQ/Capital Group Research					x

EQ/ClearBridge Select Equity Managed Volatility				x

EQ/Core Plus Bond	x

EQ/Emerging Markets Equity PLUS					x

EQ/Franklin Small Cap Value Managed Volatility				x

EQ/Global Equity Managed Volatility				x	x

EQ/Goldman Sachs Growth Allocation				x

EQ/Goldman Sachs Moderate Growth Allocation				x

EQ/International Core Managed Volatility				x	x		x

EQ/International Equity Index					X

EQ/International Value Managed Volatility				x	x

EQ/Invesco Moderate Allocation				x

EQ/Invesco Moderate Growth Allocation				x

EQ/Large Cap Core Managed Volatility				x

EQ/Large Cap Growth Managed Volatility				x

EQ/Large Cap Value Managed Volatility				x			x

EQ/Lazard Emerging Markets Equity					x

EQ/MFS Utilities Series					x

EQ/Mid Cap Value Managed Volatility				x			x

EQ/Morgan Stanley Small Cap Growth							x

EQ/PIMCO Global Real Return	x			x			x

EQ/PIMCO Real Return							x

EQ/PIMCO Total Return ESG							x

EQ/PIMCO Ultra Short Bond							x

EQ/Quality Bond PLUS							x

Multimanager Aggressive Equity				x			x

Multimanager Core Bond							x

Multimanager Technology							x

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EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

The tax character of distributions for the years ended December 31, 2025 and December 31, 2024 and the tax composition of undistributed ordinary income and undistributed long-term gains at December 31, 2025 are presented in the following table:

	Year Ended December 31, 2025		As of December 31, 2025		Year Ended December 31, 2024
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Undistributed Ordinary Income	Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
EQ/All Asset Growth Allocation	$10,860,221	$22,627,262	$—	$14,307,682	$10,557,393	$11,115,276
EQ/Ultra Conservative Strategy	56,990,132	24,485,231	74,284	16,399,271	60,661,958	24,705,136
EQ/Conservative Strategy	16,590,358	14,051,024	61,425	9,801,955	17,295,515	6,118,023
EQ/Conservative Growth Strategy	27,611,222	56,154,273	315,991	34,025,530	32,782,002	38,326,417
EQ/Balanced Strategy	71,353,056	195,160,814	439,113	120,935,008	90,405,340	132,422,534
EQ/Moderate Growth Strategy	105,124,820	404,602,995	1,618,893	239,287,708	146,267,970	310,911,285
EQ/Growth Strategy	83,868,657	388,071,091	619,232	244,384,045	121,324,076	240,362,556
EQ/Aggressive Growth Strategy	93,025,004	485,486,337	548,476	338,004,111	137,323,412	184,792,663
EQ/Conservative Allocation	18,834,374	13,583,124	51,130	8,450,606	20,316,483	12,083,964
EQ/Conservative-Plus Allocation	19,446,371	37,223,192	44,980	21,199,539	22,778,493	30,860,665
EQ/Moderate Allocation	127,131,333	289,043,704	565,552	171,598,195	150,688,325	206,913,175
EQ/Moderate-Plus Allocation	133,540,036	511,561,868	1,156,058	307,966,382	181,682,455	373,503,833
EQ/Aggressive Allocation	46,977,747	292,235,469	140,732	194,200,299	73,409,150	165,251,164
Equitable Conservative Growth MF/ETF	3,138,064	3,059,721	88,287	500,993	2,601,655	585,070
Equitable Moderate Growth MF/ETF	927,991	693,303	50,496	409,592	519,956	—
Equitable Growth MF/ETF	646,238	883,066	50,211	602,753	352,437	—
Target 2015 Allocation	812,071	1,122,623	—	165,670	916,190	1,626,539
Target 2025 Allocation	4,050,623	9,138,642	—	1,889,509	3,678,553	9,592,974
Target 2035 Allocation	6,721,018	7,321,056	—	4,528,188	5,376,187	5,450,102
Target 2045 Allocation	5,345,959	6,899,392	3,058	4,674,155	4,341,260	3,800,105
Target 2055 Allocation	2,315,588	3,983,986	—	2,930,602	1,767,949	1,386,857
1290 VT Moderate Growth Allocation	5,094,817	9,478,532	483,759	—	3,501,275	32,631
1290 VT Multi-Alternative Strategies	204,499	—	68,606	—	222,030	—
1290 VT Convertible Securities	864,322	—	50,407	—	875,893	—
1290 VT DoubleLine Opportunistic Bond	23,809,524	—	—	—	25,295,454	—
1290 VT Equity Income	10,994,744	34,751,919	68,136	4,170,399	13,753,827	33,250,667
1290 VT GAMCO Mergers & Acquisitions	7,521,581	2,438,722	654,640	461,924	6,772,010	3,516,721
1290 VT GAMCO Small Company Value	26,916,118	225,352,716	367,686	39,807,948	24,971,001	263,329,609
1290 VT High Yield Bond	17,114,625	—	—	—	15,109,326	—
1290 VT Micro Cap	995,698	602	—	3,329,988	792,842	—
1290 VT Natural Resources	978,676	—	25,532	—	928,469	—
1290 VT Real Estate	1,087,250	—	—	—	1,070,018	—
1290 VT Small Cap Value	7,545,916	39,566,794	2,843,801	—	7,570,837	24,979,040
1290 VT SmartBeta Equity ESG	3,950,251	28,218,138	—	7,215,014	6,122,725	19,019,869
1290 VT Socially Responsible	999,700	20,097,001	—	3,000,608	1,278,188	11,996,209
ATM Large Cap Managed Volatility	37,874,463	373,765,273	—	74,393,987	65,472,390	485,421,684
ATM Mid Cap Managed Volatility	5,417,051	16,205,084	423,730	4,915,259	10,137,802	20,742,668
ATM Small Cap Managed Volatility	19,559,492	32,519,838	2,923,988	6,785,885	23,310,840	68,358,115
ATM International Managed Volatility	26,601,636	58,900,033	2,991,619	13,614,014	35,752,128	23,987,201
EQ/500 Managed Volatility	101,634,705	1,060,529,688	—	195,904,348	189,330,987	1,188,014,535
EQ/400 Managed Volatility	12,687,096	55,877,574	13,172	15,450,467	26,409,851	58,859,309
EQ/2000 Managed Volatility	60,250,398	92,406,326	7,001,588	18,666,190	76,556,313	199,911,921
EQ/International Managed Volatility	54,406,337	57,919,262	4,999,059	18,076,682	58,276,853	21,195,904
EQ/AB Dynamic Aggressive Growth	22,068,721	10,740,498	615,714	—	18,609,441	5,172,188
EQ/AB Dynamic Growth	17,249,681	21,278,424	388,262	137,455	14,614,588	5,160,566
EQ/AB Dynamic Moderate Growth	42,673,904	98,636,892	52,656	—	41,911,843	80,283,701
EQ/AB Short Duration Government Bond	32,787,364	—	—	—	35,133,908	—
EQ/AB Small Cap Growth	28,961,364	155,644,693	7,399,643	14,948,848	54,470,566	131,505,331
EQ/AB Sustainable U.S. Thematic	175,052	879,598	—	305,792	50,602	—
EQ/American Century Mid Cap Value	22,260,684	29,984,816	2,686,109	1,090,196	22,425,983	22,733,302

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

	Year Ended December 31, 2025		As of December 31, 2025		Year Ended December 31, 2024
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Undistributed Ordinary Income	Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
EQ/American Century Moderate Growth Allocation	$3,333,165	$292,325	$298,254	$19,906	$4,873,951	$1,212,781
EQ/Capital Group Research	11,819,190	48,497,050	3,391,979	11,451,236	11,395,656	72,959,614
EQ/ClearBridge Large Cap Growth ESG	252,654	48,017,785	—	3,499,683	447,184	30,344,601
EQ/ClearBridge Select Equity Managed Volatility	1,778,370	3,661,148	23,700	6,012,592	3,049,956	—
EQ/Common Stock Index	49,734,434	545,771,451	103,725	146,918,812	59,439,591	480,338,342
EQ/Core Bond Index	156,863,633	—	—	—	141,387,993	—
EQ/Core Plus Bond	38,432,220	—	—	—	38,814,654	—
EQ/Emerging Markets Equity PLUS	2,530,711	—	187,633	—	2,174,081	—
EQ/Equity 500 Index	94,119,790	304,416,513	611,990	20,536,404	98,891,838	204,858,989
EQ/Fidelity Institutional AM® Large Cap	9,060,601	84,590,811	11,021,707	22,667,335	15,263,809	74,955,696
EQ/Franklin Rising Dividends	2,614,003	13,500,981	366,331	4,378,235	3,362,057	9,604,450
EQ/Franklin Small Cap Value Managed Volatility	5,158,319	16,585,460	516,025	2,019,531	9,201,420	16,963,145
EQ/Global Equity Managed Volatility	26,722,435	158,630,572	4,567,295	23,752,237	45,869,930	154,715,257
EQ/Goldman Sachs Growth Allocation	34,030,783	13,092,910	5,379,560	1,838,734	22,998,909	5,530,501
EQ/Goldman Sachs Mid Cap Value	3,645,130	11,284,254	1,405,886	2,475,742	4,859,402	3,597,987
EQ/Goldman Sachs Moderate Growth Allocation	16,750,261	13,508,237	—	8,843,232	19,052,341	—
EQ/Intermediate Corporate Bond	76,544,301	26,890,307	136,727	4,221,351	105,461,183	844,103
EQ/Intermediate Government Bond	129,446,068	—	—	—	115,320,096	—
EQ/International Core Managed Volatility	26,386,722	75,327,485	5,955,796	19,829,271	36,170,970	45,413,402
EQ/International Equity Index	71,273,773	—	—	—	51,176,734	—
EQ/International Value Managed Volatility	33,872,094	42,526,620	3,106,162	9,040,621	40,266,266	35,671,239
EQ/Invesco Comstock	5,730,893	23,932,423	97,457	2,214,690	6,287,947	25,007,140
EQ/Invesco Global	—	66,640,004	—	6,650,532	—	23,270,139
EQ/Invesco Global Real Assets	13,741,490	—	829,363	1,166,472	5,337,780	—
EQ/Invesco Moderate Allocation	9,716,636	8,304,731	869,960	4,889,466	7,346,277	4,008,784
EQ/Invesco Moderate Growth Allocation	13,806,889	5,280,426	2,522,652	1,779,282	8,634,247	—
EQ/Janus Enterprise	1,595,198	125,311,609	—	21,730,854	2,905,936	108,878,470
EQ/JPMorgan Growth Allocation	23,859,313	2,532,246	5,286,003	—	32,796,012	13,546,277
EQ/JPMorgan Growth Stock	2,547,710	439,249,268	—	68,532,147	17,341,601	119,449,181
EQ/JPMorgan Hedged Equity and Premium Income	7,625,960	40,917,407	238,945	7,981	4,869,698	—
EQ/JPMorgan Value Opportunities	44,598,968	68,844,578	37,813,243	25,307,704	109,454,744	34,358,388
EQ/Large Cap Core Managed Volatility	20,690,109	249,808,445	89,113	56,413,242	64,013,088	309,351,561
EQ/Large Cap Growth Index	6,844,842	220,087,343	5,754,825	50,062,884	8,695,130	171,497,873
EQ/Large Cap Growth Managed Volatility	14,546,818	636,187,092	114,394	66,398,353	80,879,284	494,218,920
EQ/Large Cap Value Index	13,593,963	51,928,757	59,579	246,329	14,024,795	42,329,874
EQ/Large Cap Value Managed Volatility	59,559,376	281,859,561	3,409,607	42,718,886	102,156,458	304,371,624
EQ/Lazard Emerging Markets Equity	27,671,378	13,378,638	3,754,512	8,300,463	20,276,550	13,646,208
EQ/Long-Term Bond	113,850,353	—	54,476	—	105,585,442	—
EQ/Loomis Sayles Growth	—	67,765,318	—	592,609	358,478	147,198,174
EQ/MFS International Growth	19,755,873	113,258,085	5,373,112	44,341,659	11,478,685	76,093,429
EQ/MFS International Intrinsic Value	20,565,733	68,047,666	201,028	23,478,938	21,807,734	68,134,895
EQ/MFS Mid Cap Focused Growth	—	66,995,432	—	21,140,503	—	43,649,504
EQ/MFS Technology	8,768,621	102,503,926	2,309,146	32,341,034	19,447,746	88,515,658
EQ/MFS Utilities Series	6,454,338	1,800,665	444,154	94,704	3,298,852	2,946,769
EQ/Mid Cap Index	37,354,799	137,969,596	1,010,925	15,605,857	49,881,357	132,437,185
EQ/Mid Cap Value Managed Volatility	28,755,194	94,673,434	1,311,749	20,236,277	50,466,645	150,024,850
EQ/Money Market	96,037,054	—	3,580	6,012	108,364,697	—

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

	Year Ended December 31, 2025		As of December 31, 2025		Year Ended December 31, 2024
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Undistributed Ordinary Income	Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
EQ/Morgan Stanley Small Cap Growth	$1,637,231	$—	$—	$—	$260,803	$—
EQ/PIMCO Global Real Return	1,471,660	—	—	—	595,736	—
EQ/PIMCO Real Return	1,656,477	—	—	—	5,090,112	—
EQ/PIMCO Total Return ESG	10,825,512	—	—	—	11,071,896	—
EQ/PIMCO Ultra Short Bond	33,913,256	—	—	—	38,552,124	—
EQ/Quality Bond PLUS	35,067,504	—	—	—	34,918,888	—
EQ/Small Company Index	17,968,166	47,440,567	3,012,606	9,527,774	23,073,557	84,985,198
EQ/T. Rowe Price Health Sciences	—	2,918,870	—	3,632,775	503,430	8,680,440
EQ/Value Equity	23,907,153	35,315,622	589,826	—	16,047,408	55,777,261
EQ/Wellington Energy	3,491,136	—	16,179	—	3,586,026	—
Multimanager Aggressive Equity	112,754,485	192,164,430	5,716,688	14,723,356	59,850,578	180,493,548
Multimanager Core Bond	29,337,706	—	—	—	30,953,597	—
Multimanager Technology	53,146,938	175,827,303	14,764,496	44,521,845	57,589,323	159,153,617

The following Portfolios had a Return of Capital during the year ended December 31, 2025:

Portfolios:	Return of Capital
1290 VT DoubleLine Opportunistic Bond	$20,953
1290 VT High Yield Bond	7,721
1290 VT Real Estate	38,122
EQ/AB Short Duration Government Bond	93,028
EQ/Core Bond Index	156,421
EQ/Core Plus Bond	199,664
EQ/Intermediate Government Bond	28,239
EQ/International Equity Index	134,207
EQ/Morgan Stanley Small Cap Growth	68,171
EQ/PIMCO Global Real Return	1,091
EQ/PIMCO Real Return	988,439
EQ/PIMCO Total Return ESG	62,817
EQ/PIMCO Ultra Short Bond	38,611
EQ/Quality Bond PLUS	216,292
Multimanager Core Bond	371,119

The following Portfolios had a Return of Capital during the year ended December 31, 2024:

Portfolios:	Return of Capital
1290 VT DoubleLine Opportunistic Bond	$41,185
1290 VT Micro Cap	14,157
1290 VT Natural Resources	734
1290 VT Real Estate	56,140
EQ/AB Sustainable U.S. Thematic	488
EQ/ClearBridge Select Equity Managed Volatility	3,192
EQ/Emerging Markets Equity PLUS	19,594
EQ/Invesco Global Real Assets	126,224
EQ/PIMCO Real Return	888,724
EQ/PIMCO Ultra Short Bond	79,970
EQ/Wellington Energy	103,538
Multimanager Core Bond	597,484

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

To the extent book and tax differences in shareholder distributions are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax basis treatment. Permanent book and tax differences resulted in reclassifications paid in capital and total distributable earning gain (loss) at December 31, 2025 as follows:

Portfolios:	Paid In Capital	Total Distributable Earnings (Loss)
Equitable Growth MF/ETF	$(383)	$383
1290 VT DoubleLine Opportunistic Bond	(509)	509
1290 VT Micro Cap	(32,763)	32,763
1290 VT Real Estate	(52,386)	52,386
ATM Large Cap Managed Volatility	5,293	(5,293)
EQ/AB Sustainable U.S. Thematic	(1,534)	1,534
EQ/ClearBridge Large Cap Growth ESG	(1,838,705)	1,838,705
EQ/ClearBridge Select Equity Managed Volatility	(9,516)	9,516
EQ/Emerging Markets Equity PLUS	658	(658)
EQ/Invesco Global	(777,339)	777,339
EQ/Invesco Global Real Assets	(102,050)	102,050
EQ/JPMorgan Growth Stock	(5,612,322)	5,612,322
EQ/Loomis Sayles Growth	(3,007,440)	3,007,440
EQ/MFS Mid Cap Focused Growth	(3,652,667)	3,652,667
EQ/MFS Technology	(6,376)	6,376
EQ/PIMCO Global Real Return	(1,853,748)	1,853,748
EQ/PIMCO Real Return	91	(91)
EQ/T. Rowe Price Health Sciences	(784,720)	784,720
Multimanager Core Bond	867	(867)

Below are the reclassifications that had a material effect on the following indicated Portfolios:

Differences related to:	Net operating losses
EQ/MFS Mid Cap Focused Growth	x
EQ/PIMCO Global Real Return	x

Net capital and net specified gains/losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio’s next taxable year. For the year ended December 31, 2025, the following Portfolios deferred to January 1, 2026 post-October losses of:

Portfolios:	Specified Loss	Short-Term Capital Loss (gain)	Long-Term Capital Loss (gain)
Equitable Moderate Growth MF/ETF	$—	$2,646	$—
Equitable Growth MF/ETF	—	2,795	—
Target 2055 Allocation	—	356	—
1290 VT Moderate Growth Allocation	—	13	—
1290 VT DoubleLine Opportunistic Bond	—	—	194,894
1290 VT Equity Income	—	922,478	—
1290 VT High Yield Bond	—	102,257	706,573
1290 VT Micro Cap	749,871	—	—
1290 VT Natural Resources	—	(7,752)	40,398
1290 VT Real Estate	—	29,786	—
1290 VT Small Cap Value	—	(6,767)	653,089
1290 VT SmartBeta Equity ESG	3,869	—	—
ATM Large Cap Managed Volatility	—	431,222	—
ATM International Managed Volatility	2,287,004	—	—
EQ/500 Managed Volatility	—	1,994,675	—

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

Portfolios:	Specified Loss	Short-Term Capital Loss (gain)	Long-Term Capital Loss (gain)
EQ/International Managed Volatility	$3,719,582	$—	$—
EQ/AB Dynamic Aggressive Growth	872,624	—	25,762
EQ/AB Dynamic Growth	1,173,357	—	—
EQ/AB Dynamic Moderate Growth	1,700,984	—	199,982
EQ/AB Sustainable U.S. Thematic	—	35,150	—
EQ/American Century Mid Cap Value	801,882	—	—
EQ/ClearBridge Select Equity Managed Volatility	4	495,874	—
EQ/Core Bond Index	—	(103,687)	1,781,896
EQ/Core Plus Bond	3,827,862	—	—
EQ/Emerging Markets Equity PLUS	—	25,031	—
EQ/Fidelity Institutional AM® Large Cap	614,120	—	—
EQ/Global Equity Managed Volatility	1,128,929	—	—
EQ/Goldman Sachs Growth Allocation	119,858	—	—
EQ/Goldman Sachs Moderate Growth Allocation	133,887	—	—
EQ/International Core Managed Volatility	1,244,311	—	—
EQ/International Equity Index	4,111,814	—	505,869
EQ/International Value Managed Volatility	1,679,994	—	—
EQ/Invesco Comstock	293,177	—	—
EQ/Invesco Global	451,306	54,423	—
EQ/Janus Enterprise	438	607,598	—
EQ/Large Cap Core Managed Volatility	—	13,511	—
EQ/Large Cap Growth Managed Volatility	—	1,952,378	—
EQ/Long-Term Bond	—	(226,773)	4,924,330
EQ/MFS International Growth	1,321,536	—	—
EQ/MFS International Intrinsic Value	76,804	—	—
EQ/MFS Mid Cap Focused Growth	—	179,877	—
EQ/MFS Technology	7,470	—	—
EQ/Morgan Stanley Small Cap Growth	1,128,032	—	785,460
EQ/PIMCO Global Real Return	542,957	—	143,634
EQ/PIMCO Real Return	857	(339,367)	459,795
EQ/PIMCO Total Return ESG	317,468	52,564	100,906
EQ/PIMCO Ultra Short Bond	—	243,106	31,665
EQ/Quality Bond PLUS	144,767	—	208,033
EQ/Value Equity	—	(476,222)	1,764,262
Multimanager Core Bond	375,744	1,650,456	633,249

The following Portfolios have an India capital gains tax capital loss carryforward of approximately:

Portfolio:	INR (as of March 31, 2025)	Converted to USD (as of December 31, 2025)
EQ/Emerging Markets Equity PLUS	10,076,754	112,114

The following Portfolios utilized net capital loss carryforwards during 2025 and/or have losses incurred that will be carried forward indefinitely as follows:

	Utilized		Losses carried forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
1290 VT Multi-Alternative Strategies	$—	$112,592	$73,318	$356,040
1290 VT Convertible Securities	—	1,246,008	—	1,948,153
1290 VT DoubleLine Opportunistic Bond	68,837	—	27,490,617	45,443,525
1290 VT High Yield Bond	—	—	2,443,727	21,967,584
1290 VT Micro Cap	7,529,815	—	—	—
1290 VT Natural Resources	13,336	—	551,652	4,114,066
1290 VT Real Estate	—	—	—	658,142

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

	Utilized		Losses carried forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
EQ/AB Short Duration Government Bond	$529,518	$—	$1,598,031	$10,683,862
EQ/AB Sustainable U.S. Thematic	823	408,887	—	—
EQ/ClearBridge Select Equity Managed Volatility	21,269,771	—	—	—
EQ/Core Bond Index	843,489	—	11,257,641	151,314,190
EQ/Core Plus Bond	—	—	46,520,073	58,716,060
EQ/Emerging Markets Equity PLUS	—	—	678,912	2,758,040
EQ/Goldman Sachs Moderate Growth Allocation	20,499,557	—	—	—
EQ/Intermediate Government Bond	309,835	—	31,669,601	270,866,515
EQ/Invesco Moderate Growth Allocation	—	1,163,885	—	—
EQ/International Equity Index	209,304	14,308,311	200,593	21,873,847
EQ/JPMorgan Hedged Equity and Premium Income	7,966,487	7,773,526	—	—
EQ/Long-Term Bond	—	—	189,399,731	556,653,269
EQ/Morgan Stanley Small Cap Growth	17,652,255	14,414,063	22,462,915	19,084,773
EQ/PIMCO Global Real Return	—	—	916,408	1,826,221
EQ/PIMCO Real Return	—	—	—	187,241
EQ/PIMCO Total Return ESG	—	—	2,620,636	14,323,068
EQ/PIMCO Ultra Short Bond	—	—	—	4,362,004
EQ/Quality Bond PLUS	1,879,497	—	20,946,951	84,041,058
EQ/Wellington Energy	1,095,505	2,203,942	20,860,764	10,292,910
Multimanager Core Bond	3,100,718	—	16,736,561	61,616,239

Short Sales:

A “short sale” is the sale by a Portfolio of a security which has been borrowed from a third party on the expectation that the market price will drop. To complete such a transaction, a Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Portfolio. Until the security is replaced, a Portfolio is required to prepay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, a Portfolio also may be required to pay a premium, which would increase the cost of the security sold short. The net proceeds of a short sale will be retained by the Sub-Adviser (or by the Portfolio’s custodian), to the extent necessary to meet margin requirements, until the short position is closed out. A Portfolio will incur transaction costs in effecting short sales. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short. Liabilities for securities sold short are reported at value on the Statement of Assets and Liabilities.

A Portfolio will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. A Portfolio may realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Portfolio may be required to pay in connection with a short sale, which are presented in the Statement of Operations of the Portfolio. There can be no assurance that a Portfolio will be able to close out a short position at any particular time or an acceptable price.

Unfunded Commitments:

Certain Portfolios entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

Portfolios to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Portfolios may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

Private Investments in Public Equity (PIPEs):

A Portfolio may invest in securities issued in private investments in public equity transactions, commonly referred to as “PIPEs.” A PIPE investment involves the sale of equity securities, or securities convertible into equity securities, in a private placement transaction by an issuer that already has outstanding, publicly traded equity securities of the same class. Shares acquired in PIPEs are commonly sold at a discount to the current market value per share of the issuer’s publicly traded securities. Securities acquired in PIPEs generally are not registered with the SEC until after a certain period of time from the date the private sale is completed, which may be months and perhaps longer. PIPEs may contain provisions that require the issuer to pay penalties to the holder if the securities are not registered within a specified period. Until the public registration process is completed, securities acquired in PIPEs are restricted and, like investments in other types of restricted securities, may be illiquid. Any number of factors may prevent or delay a proposed registration. Prior to or in the absence of registration, it may be possible for securities acquired in PIPEs to be resold in transactions exempt from registration under the Securities Act of 1933, as amended. There is no guarantee, however, that an active trading market for such securities will exist at the time of disposition, and the lack of such a market could hurt the market value of a Portfolio’s investments. Even if the securities acquired in PIPEs become registered, or a Portfolio is able to sell the securities through an exempt transaction, a Portfolio may not be able to sell all the securities it holds on short notice and the sale could impact the market price of the securities.

Special Purpose Acquisition Companies (SPACs):

A Portfolio may invest in a SPAC, a publicly traded company that raises investment capital in the form of a blind pool via an IPO for the purpose of acquiring an existing company. Until an acquisition is completed, a SPAC generally invests the proceeds of its IPO (less a portion retained to cover expenses), which are held in trust, in U.S. government securities, money market securities and cash. If a SPAC does not complete an acquisition within a specified period of time after going public, the SPAC is dissolved, at which point the invested funds are returned to the SPAC’s shareholders (less certain permitted expenses) and any rights or warrants issued by the SPAC expire worthless. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. In addition, the securities issued by a SPAC, which are typically traded in the over-the counter market, may be considered illiquid and/or be subject to restrictions on resale.

Accounting for Derivative Instruments:

Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolios’ derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings in the

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

Statements of Operations. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Portfolio’s Portfolio of Investments. Portfolio securities are reserved and/or pledged with the custodian as collateral for current or potential derivative holdings as necessary throughout the year.

Options:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale (or cost of) purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Certain Portfolios may purchase put options on securities to increase the Portfolio’s total investment return or to protect its holdings against a substantial decline in market value or fair value, as applicable. The purchase of put options on securities will enable a Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Portfolios will continue to receive interest or dividend income on the security. The Portfolios may also purchase call options on securities to protect against substantial increases in prices of securities that Portfolios intend to purchase pending their ability to invest in an orderly manner in those securities. The Portfolios may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Futures Contracts, Options on Futures Contracts, and Foreign Currency Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Portfolios are rights to buy or sell a futures contract for a set price in the future. Certain Portfolios buy or sell futures contracts for the purpose of protecting their Portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Portfolio’s basis in the contract. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Portfolio’s credit risk is limited to failure of the exchange or board of trade.

During the year ended December 31, 2025, certain Portfolios held forward foreign currency contracts to either gain exposure to certain currencies or enter into an economic hedge against

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

changes in the values of securities held in the Portfolio that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Portfolio reflects realized gains or losses, if any, on forward foreign currency contracts and change in unrealized appreciation or depreciation, if any, on forward foreign currency contacts. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

The Portfolios may be exposed to foreign currency risks associated with Portfolio investments. Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking-to-market”. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from forward foreign currency contracts in the Statements of Operations of the Portfolios. The Portfolios may engage in these forward contracts to protect against uncertainty in the level of future rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios also buy forward foreign currency contracts to gain exposure to currencies.

Swap Agreements:

Changes in market value or fair value, as applicable, if any, are reflected as a component of net changes in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. Over- the-counter (“OTC”) swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return. In connection with total return swap agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Interest rate swaps involve the exchange between two parties of payments calculated by reference to specified interest rates (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. Caps and floors may be less liquid than swaps. In addition, the value of interest rate transactions will fluctuate based on changes in interest rates.

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Credit default swap agreements involve greater risks than if a Portfolio had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Portfolio will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Portfolio’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Portfolio). In connection with credit default swaps in which a Portfolio is the buyer, the Portfolio will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Portfolio’s exposure (any accrued but unpaid net amounts owed by the Portfolio to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Portfolio is the seller, the Portfolio will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Portfolio). Such segregation or “earmarking” is intended to ensure that the Portfolio has assets available to satisfy its obligations with respect to the transaction and limit any potential leveraging of the Portfolio. Such segregation or “earmarking” will not limit the Portfolio’s exposure to loss. To the extent that credit default swaps are entered into for hedging purposes or are covered as described above, the Adviser believes such obligations do not constitute “senior securities” under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio’s senior security and borrowing restrictions.

An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market- based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. A purchaser of a swaption risks losing only the amount of the premium they have paid should they decide to let the option expire, whereas the seller of a swaption is subject to the risk that they will become obligated if the option is exercised. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

A Portfolio may use inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index while the other is a pre-determined fixed interest rate. The use of swaps exposes the Portfolio to interest rate risk. Swaptions are marked-to-market daily based upon values from third party vendors.

Forward Settling Transactions:

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward settling transactions”). Portfolios will designate the segregation, on their records, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own.

These commitments are reported at market value or fair value, as applicable, in the financial statements. Forward settling transactions may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in the value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

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Certain Portfolios may enter into to-be-announced purchase or sale commitments (“TBA transactions”), pursuant to which it agrees to purchase or sell, respectively, mortgage backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by a Portfolio are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. Portfolios may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Portfolio maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Portfolio maintains an entitlement to the security to be sold.

Each of the EQ/PIMCO Global Real Return Portfolio, EQ/PIMCO Real Return Portfolio, EQ/PIMCO Ultra Short Bond Portfolio, EQ/Quality Bond PLUS Portfolio and Multimanager Core Bond Portfolio entered into financing transactions referred to as “sale-buybacks” during the year ended December 31, 2025. A sale-buyback transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Portfolio’s Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of: (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold; and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Portfolio’s Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Portfolio’s Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio.

The EQ/PIMCO Real Return Portfolio regularly enters into quarterly purchase and sale transactions where the purchase transactions occur on a forward settling basis, with the trade date preceding the fiscal quarter-end, and the settlement date occurring shortly after the fiscal quarter-end. These forward settling securities transactions are expected to physically settle within 35 days of the trade date. Because the purchase transactions occur on a forward settling basis, the Portfolio’s assets will be temporarily increased when these purchases are effected and before the settlement date. The payable amount for these forward settling transactions as of the end of the fiscal period is shown in the Portfolio’s Statement of Assets and Liabilities under “Liabilities — Payable for Securities Purchased.” The transactions are entered into on a regular basis to allow the Portfolio to meet certain asset diversification rules that apply to insurance-dedicated funds under the Internal Revenue Code and to do so in a manner that is consistent with the Portfolio’s investment program.

Master Netting Arrangements and Collateral:

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Sub-Advisers on behalf of the Portfolios with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add

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counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third- party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Portfolio of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA transactions, delayed-delivery or sale-buybacks by and between the Sub-Advisers on behalf of the Portfolios and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged and/or received, and the net exposure by counterparty as of period end is disclosed in the Portfolio of Investments.

ISDA Master Agreements and Master Forward Agreements are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Under most ISDA Master Agreements and Master Forward Agreements, collateral is routinely pledged if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 (on a per counterparty basis) depending on the counterparty and the type of master agreement.

Collateral on OTC derivatives, forward settling transactions and centrally cleared derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies or foreign governments. Cash pledged as collateral by a Portfolio is reflected as cash held as collateral at the broker in the accompanying financial statements and generally is restricted from withdrawal by the Portfolio; securities pledged as collateral by a Portfolio are so noted in the accompanying Portfolio of Investments; both remain in the Portfolio’s assets. Securities received as collateral by counterparties are not included in the Portfolio’s assets because the Portfolio does not obtain effective control over those securities. The obligation to return cash collateral received from counterparties is included as a liability in the accompanying financial statements. Collateral posted or received by the Portfolio may be held in a segregated account at the respective counterparty or Portfolio’s custodian.

Cash and Statement of Cash Flows:

In accordance with U.S. GAAP, the Portfolios consider cash which is not readily investable or available for withdrawal, such as initial margin pledged for derivatives, to be restricted cash for the purposes of reporting in the Statement of Cash Flows.

Due to the volume of sale-buyback transactions during the year ended December 31, 2025, the EQ/PIMCO Global Real Return Portfolio and EQ/PIMCO Real Return Portfolio are presenting a Statement of Cash Flows. The Statement of Cash Flows, as applicable, has been prepared using the indirect method which requires increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

Repurchase Agreements:

During the year ended December 31, 2025, the EQ/Money Market Portfolio entered into repurchase agreements through an account at JPMorgan Chase Bank, N.A. (“JPMorgan”), the Portfolio’s custodian, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For a repurchase agreement, JPMorgan takes possession of the collateral pledged for investments in such repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that the

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value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are included within the Portfolio’s Portfolio of Investments.

Securities Lending:

During the year ended December 31, 2025, certain Portfolios entered into securities lending transactions. To generate additional income, a Portfolio may lend its portfolio securities, up to 30% of the market value of the Portfolio’s total assets, to brokers, dealers, and other financial institutions.

JPMorgan serves as securities lending agent for the securities lending program of the Trust. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Portfolio or the borrower at any time.

The Portfolios’ securities lending policies and procedures require that the borrower (i) deliver collateral consisting of cash or U.S. Government securities, equal to at least 102% of the value of the portfolio securities loaned with respect to each new loan of U.S. securities, and equal to at least 105% of the value of the portfolio securities loaned with respect to each new loan of non-U.S. securities; and, for loans of U.S. Treasury securities, collateral equal to the lesser of 102% of the loaned securities’ current market value or 100% of the loaned securities’ par value; (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is permitted to be invested in short-term, highly liquid investments, such as government money market funds and repurchase agreements, and shown in the Portfolio of Investments and included in calculating the Portfolio’s total assets. The Trust currently limits reinvestment of cash collateral under the program to investment in government money market funds. U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan and cannot be sold or repledged by the Portfolio and accordingly are not reflected in the Portfolio’s total assets. For additional information on the non-cash collateral received, please refer to note (xx) in the Portfolio of Investments. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets and Liabilities.

The Portfolios receive payments from the lending agent equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from the lending agent and reflected in the Statements of Operations under “Securities lending (net).” The Portfolios may invest cash collateral in government money market funds or repurchase agreements as indicated on the Portfolio of Investments, and record a liability in the Statements of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Such liabilities, if any, are reflected in the Statements of Assets and Liabilities under “Payable for return of collateral on securities loaned”. The Portfolios do not have the right to vote on securities while they are on loan. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the lending agent to be of good standing and creditworthy and approved by EIM. Loans are subject to termination by a Portfolio or the borrower at any time, and, therefore, are not considered to be illiquid investments. The lending agent receives a percentage of the total earnings of a Portfolio derived from the lending of the Portfolio’s securities.

The Securities Lending Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, a Portfolio may terminate the loan and

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JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Portfolio whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Portfolio sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Portfolio by purchasing replacement securities at JPMorgan’s expense, or paying the Portfolio an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agreement between the Portfolio and JPMorgan.

At December 31, 2025, the Securities Lending Agreement does not permit a Portfolio to enforce a netting arrangement.

Market, Credit and Other Risks:

A Portfolio’s investments in financial instruments expose the Portfolio to various risks such as, but not limited to, market, interest rate, foreign currency, foreign securities, forward settling transactions, equity, and credit risks.

The market values of a Portfolio’s investments may decline due to factors that are specifically related to a particular company or issuer, such as poor management decisions, reduced demand for the issuer’s goods or services, and competitive pressures, as well as general market conditions, such as real or perceived adverse economic or political conditions, changes in the general outlook for corporate earnings, inflation rates and/or investor expectations concerning such rates, changes in interest rates or currency rates, recessions or adverse investor sentiment generally. The market values of a Portfolio’s investments may also decline due to factors that affect a particular sector or industry, such as the imposition (or threat) of tariffs; labor shortages or increased production costs and competitive conditions within the sector or industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Even when securities markets perform well, there is no assurance that the investments held by a Portfolio will increase in value along with the broader market. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments. Events such as environmental, natural or man-made disasters or other catastrophes, public health crises (such as epidemics and pandemics), social unrest, supply chain disruptions, bank failures, widespread and prolonged power outages, and cybersecurity incidents, and governments’ reactions (or failure to react) to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy. Geopolitical and other events, including acts of terrorism, tensions, war or other open conflicts between nations, or political or economic dysfunction within nations that are global economic powers or major producers of oil or other commodities, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. Impacts from climate change may include significant risks to global financial assets and economic growth. Furthermore, impacts from the rapid development and increasingly widespread use of artificial intelligence technologies, including by market participants, may include significant risks to global financial markets.

Changes in government or central bank policies, changes to regulations involving the securities markets, and political, diplomatic and other events within the United States and abroad may affect investor and consumer confidence and may increase uncertainty in or impair the operation of the U.S. or other security markets, perhaps suddenly and to a significant degree. High public debt and deficits in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty, and may negatively affect economic conditions and the values of markets, sectors, or companies in which a Portfolio invests.

Changes in interest rates may affect the yield, liquidity and value of investments in debt securities or other income-producing securities. Changes in interest rates also may affect the value of other securities. When interest rates rise, the value of a Portfolio’s debt securities generally

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declines. Conversely, when interest rates decline, the value of a Portfolio’s debt securities generally rises. Typically, the longer the maturity (i.e., the term of a debt security) or duration (i.e., a measure of the sensitivity of a debt security to changes in market interest rates, based on the entire cash flow associated with the security) of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of a Portfolio’s debt securities to interest rate risk will increase the greater the duration of those securities. Changes in government or central bank monetary policy may have a substantial and immediate impact on interest rates, which could result in losses to a Portfolio. It is difficult to predict accurately the timing, frequency, magnitude or direction of interest rate changes, and the evaluation of macro-economic and other conditions or events could cause a change in approach in the future. Fixed- income and related markets may continue to experience heightened levels of interest rate volatility. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. A Portfolio’s investments may not keep pace with inflation, and the value of an investment in a Portfolio may be eroded over time by inflation. Changes in government or central bank policies, including changes in federal tax policy or changes in the implementation of specific policy goals, could negatively affect the value and liquidity of a Portfolio’s investments and cause it to lose money.

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns. The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Foreign (non-U.S.) securities in this report are classified by the country of risk of a holding. Investments in foreign securities, including depositary receipts, involve risks not associated with, or more prevalent than those that may be associated with, investments in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices, as well as changes in international trading patterns, also may adversely impact security values, and it may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.

Tensions, wars, or other open conflicts between nations, such as between Russia and Ukraine, in the Middle East, and in eastern Asia, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. The extent and duration of ongoing hostilities or military actions and the repercussions of such actions are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. The resulting adverse market conditions could be prolonged. These and any related events could significantly impact a Portfolio’s performance and the value of an investment in a Portfolio, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries or regions directly affected. In addition, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If China were to attempt unification of Taiwan by coercion or force, economies, markets and individual securities may be severely affected both regionally and globally.

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Forward settling transactions and forward foreign currency contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. They are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, a Portfolio may lose both the investment opportunity for its assets if set aside to pay for the security and any gain in the security. The use of forward settling transactions may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss.

Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. In addition, common stock prices may be particularly sensitive to rising interest rates, which increase borrowing costs and the costs of capital.

A Portfolio will be exposed to credit risk with respect to the parties with whom it trades and will also bear the risk of settlement default. A Portfolio is subject to the risk that the issuer or guarantor of a fixed income security, or the counterparty to a transaction, is unable or unwilling, or is perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations, which may cause the Portfolio’s holding to lose value. The downgrade of a security’s credit rating may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. The credit quality of a security can deteriorate suddenly and rapidly.

Certain Portfolios may invest in below investment grade high-yield securities (commonly known as “junk bonds”). These securities are considered to be high risk investments. Securities rated below investment grade are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities because such securities are generally unsecured and subordinated to other creditors’ claims. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse economic conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating a Portfolio’s NAV.

A Portfolio that invests in affiliated mutual funds, unaffiliated mutual funds and ETFs indirectly pays a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Portfolio may be higher than the cost of investing in a Portfolio that invests directly in individual securities and financial instruments. The Portfolio also is subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments (such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities) and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the underlying funds or ETFs to meet their investment objectives. With respect to a Portfolio’s investments in index-based ETFs, there is also the risk that an ETF’s performance may not match that of the index it seeks to track. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of a Portfolio’s investments in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with a Portfolio correlate to those of a particular underlying fund or ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the underlying fund or ETF, which will vary.

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Offsetting Assets and Liabilities:

The Portfolios may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. As the Master Agreements are specific to unique operations of different asset types, they allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally show derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Segment Reporting:

In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Trust’s chief operating decision maker (“CODM”) has determined that each Portfolio represents a single operating segment. A senior executive team comprised of the Trust’s President and Chief Operating Officer serves as the CODM. The CODM’s decision is based on the fact that each Portfolio has a single investment strategy that is disclosed in the Portfolio’s prospectus; each Portfolio’s performance is assessed, and resources are allocated, at the Portfolio level; and each Portfolio’s operating results are reviewed for the Portfolio as a whole. For each Portfolio, the financial information reviewed by the CODM is consistent with the Portfolio’s Financial Statements included herein.

Recent Accounting Pronouncement:

In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Portfolio’s net assets or results of operation.

Note 2	Management of the Trust

The Trust, on behalf of each Portfolio, has entered into an investment advisory agreement (the “Advisory Agreement”) with EIM which provides that the Adviser is responsible for (i) providing a continuous investment program for the Portfolios; (ii) monitoring the implementation of the investment program for each Portfolio; (iii) assessing the investment objectives and policies, composition, investment style and investment process for each Portfolio; (iv) effecting transactions for each Portfolio and selecting brokers or dealers to execute such transactions; (v) developing and evaluating strategic initiatives with respect to the Portfolios; (vi) making recommendations to the Board regarding the investment programs of the Portfolios, including any changes to the investment objectives and policies of a Portfolio; (vii) coordinating and/or implementing strategic initiatives approved by the Board; and (viii) preparing and providing reports to the Board on the impact of such strategic initiatives. The Advisory Agreement also permits the Adviser, subject to the direction and control of the Board, to delegate any of its duties with respect to one or more Portfolios to a Sub-Adviser. Under the Advisory Agreement, the Adviser has, with respect to each sub-advised Portfolio, (i) overall supervisory responsibility for the general management and investment of a Portfolio’s assets; (ii) full discretion to select new or additional Sub-Advisers for a Portfolio; (iii) full discretion to enter into and materially modify existing sub-advisory agreements (“Sub-Advisory Agreements”) with Sub-Advisers; and (iv) full discretion to terminate and replace any Sub-Adviser. In connection with the Adviser’s responsibilities under the Advisory Agreement, the Adviser will oversee the performance of delegated functions by each Sub-Adviser, assess each Portfolio’s investment focus, and furnish the Board with periodic reports concerning the performance of delegated responsibilities by the Sub-Adviser.

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December 31, 2025

For its services under the Advisory Agreement, the Adviser is entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
EQ/All Asset Growth Allocation	0.100% of average daily net assets
Target 2015 Allocation	0.100% of average daily net assets
Target 2025 Allocation	0.100% of average daily net assets
Target 2035 Allocation	0.100% of average daily net assets
Target 2045 Allocation	0.100% of average daily net assets
Target 2055 Allocation	0.100% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
1290 VT DoubleLine Opportunistic Bond	0.600%	0.575%	0.550%	0.530%	0.520%
1290 VT Equity Income	0.750	0.700	0.675	0.650	0.625
1290 VT GAMCO Mergers & Acquisitions	0.900	0.850	0.825	0.800	0.775
1290 VT GAMCO Small Company Value	0.750	0.700	0.675	0.650	0.625
1290 VT High Yield Bond	0.600	0.580	0.560	0.540	0.530
1290 VT Micro Cap	0.850	0.800	0.775	0.750	0.725
1290 VT Moderate Growth Allocation	0.700	0.650	0.625	0.600	0.575
1290 VT Small Cap Value	0.800	0.750	0.725	0.700	0.675
1290 VT SmartBeta Equity ESG	0.700	0.650	0.625	0.600	0.575
EQ/AB Dynamic Aggressive Growth	0.750	0.700	0.675	0.650	0.625
EQ/AB Dynamic Growth	0.750	0.700	0.675	0.650	0.625
EQ/AB Dynamic Moderate Growth	0.750	0.700	0.675	0.650	0.625
EQ/AB Sustainable U.S. Thematic	0.650	0.600	0.575	0.550	0.525
EQ/AB Short Duration Government Bond	0.450	0.430	0.410	0.390	0.380
EQ/AB Small Cap Growth	0.550	0.500	0.475	0.450	0.425
EQ/American Century Mid Cap Value	0.900	0.850	0.825	0.800	0.775
EQ/American Century Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Capital Group Research	0.650	0.600	0.575	0.550	0.525
EQ/ClearBridge Large Cap Growth ESG	0.650	0.600	0.575	0.550	0.525
EQ/Core Plus Bond	0.600	0.580	0.560	0.540	0.530
EQ/Emerging Markets Equity PLUS	0.700	0.650	0.625	0.600	0.575
EQ/Fidelity Institutional AM® Large Cap	0.540	0.500	0.475	0.450	0.425
EQ/Franklin Rising Dividends	0.600	0.550	0.510	0.490	0.475
EQ/Goldman Sachs Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Goldman Sachs Mid Cap Value	0.770	0.750	0.725	0.680	0.670
EQ/Goldman Sachs Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Invesco Comstock	0.650	0.600	0.575	0.550	0.525
EQ/Invesco Global	0.850	0.800	0.775	0.750	0.725
EQ/Invesco Global Real Assets	0.735	0.700	0.675	0.650	0.625
EQ/Invesco Moderate Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Invesco Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Janus Enterprise	0.700	0.650	0.625	0.600	0.575
EQ/JPMorgan Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/JPMorgan Growth Stock	0.750	0.700	0.675	0.650	0.625
EQ/JPMorgan Hedged Equity and Premium Income	0.700	0.650	0.625	0.600	0.575

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December 31, 2025

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
EQ/JPMorgan Value Opportunities	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/Lazard Emerging Markets Equity	1.000	0.950	0.925	0.900	0.875
EQ/Loomis Sayles Growth	0.750	0.700	0.675	0.650	0.625
EQ/MFS International Growth	0.850	0.800	0.775	0.750	0.725
EQ/MFS International Intrinsic Value	0.860	0.820	0.700	0.700	0.700
EQ/MFS Mid Cap Focused Growth	0.850	0.800	0.775	0.750	0.725
EQ/MFS Technology	0.750	0.700	0.675	0.650	0.625
EQ/MFS Utilities Series	0.730	0.700	0.670	0.650	0.625
EQ/Money Market	0.350	0.325	0.280	0.270	0.250
EQ/Morgan Stanley Small Cap Growth	0.800	0.750	0.725	0.700	0.675
EQ/PIMCO Global Real Return	0.600	0.575	0.550	0.530	0.520
EQ/PIMCO Real Return	0.500	0.475	0.450	0.430	0.420
EQ/PIMCO Total Return ESG	0.500	0.475	0.450	0.430	0.420
EQ/PIMCO Ultra Short Bond	0.500	0.475	0.450	0.430	0.420
EQ/Quality Bond PLUS	0.400	0.380	0.360	0.340	0.330
EQ/T. Rowe Price Health Sciences	0.950	0.900	0.875	0.850	0.825
EQ/Value Equity	0.560	0.540	0.520	0.500	0.475
EQ/Wellington Energy	0.850	0.800	0.775	0.750	0.725
Multimanager Aggressive Equity	0.580	0.550	0.525	0.500	0.475
Multimanager Core Bond	0.550	0.530	0.510	0.490	0.480
Multimanager Technology	0.950	0.900	0.875	0.850	0.825

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Next $2.5 Billion	Thereafter
EQ/ClearBridge Select Equity Managed Volatility	0.700%	0.665%	0.635%	0.610%	0.560%	0.540%
EQ/Franklin Small Cap Value Managed Volatility	0.700	0.665	0.635	0.610	0.560	0.540
EQ/Global Equity Managed Volatility	0.740	0.720	0.690	0.665	0.615	0.590
EQ/International Core Managed Volatility	0.600	0.575	0.550	0.525	0.475	0.450
EQ/International Value Managed Volatility	0.600	0.575	0.550	0.525	0.475	0.450
EQ/Large Cap Core Managed Volatility	0.500	0.475	0.450	0.425	0.375	0.350
EQ/Large Cap Growth Managed Volatility	0.500	0.475	0.450	0.425	0.375	0.350
EQ/Large Cap Value Managed Volatility	0.500	0.475	0.450	0.425	0.375	0.350
EQ/Mid Cap Value Managed Volatility	0.550	0.525	0.500	0.475	0.425	0.400

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $6 Billion	Next $2 Billion	Thereafter
ATM International Managed Volatility*	0.450%	0.425%	0.400%	0.350%	0.325%	0.300%
ATM Large Cap Managed Volatility*	0.450	0.425	0.400	0.350	0.325	0.300
ATM Mid Cap Managed Volatility*	0.450	0.425	0.400	0.350	0.325	0.300

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December 31, 2025

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $6 Billion	Next $2 Billion	Thereafter
ATM Small Cap Managed Volatility*	0.450%	0.425%	0.400%	0.350%	0.325%	0.300%
EQ/500 Managed Volatility*	0.450	0.425	0.400	0.350	0.325	0.300
EQ/400 Managed Volatility*	0.450	0.425	0.400	0.350	0.325	0.300
EQ/2000 Managed Volatility*	0.450	0.425	0.400	0.350	0.325	0.300
EQ/lnternational Managed Volatility*	0.450	0.425	0.400	0.350	0.325	0.300

	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $4 Billion	Next $3 Billion	Thereafter
EQ/Aggressive Allocation	0.100%	0.0925%	0.0900%	0.0875%	0.0825%	0.0800%
EQ/Aggressive Growth Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Balanced Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Conservative Allocation	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Conservative Growth Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Conservative-Plus Allocation	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Conservative Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Growth Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Moderate Allocation	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Moderate Growth Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Moderate-Plus Allocation	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Ultra Conservative Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Thereafter
1290 VT Multi-Alternative Strategies	0.500%	0.450%	0.425%

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Next $2 Billion	Next $2 Billion	Thereafter
1290 VT Convertible Securities*	0.500%	0.450%	0.425%	0.400%	0.375%
1290 VT Natural Resources*	0.500	0.450	0.425	0.400	0.375
1290 VT Real Estate*	0.500	0.450	0.425	0.400	0.375
1290 VT Socially Responsible*	0.500	0.450	0.425	0.400	0.375
EQ/Common Stock Index*	0.350	0.300	0.275	0.250	0.225
EQ/Equity 500 Index*	0.250	0.200	0.175	0.150	0.125
EQ/International Equity Index*	0.400	0.350	0.325	0.300	0.275
EQ/Large Cap Growth Index*	0.350	0.300	0.275	0.250	0.225
EQ/Large Cap Value Index*	0.350	0.300	0.275	0.250	0.225
EQ/Mid Cap Index*	0.350	0.300	0.275	0.250	0.225
EQ/Small Company Index*	0.250	0.200	0.175	0.150	0.125

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Next $2 Billion	Thereafter
EQ/Core Bond Index	0.350%	0.300%	0.275%	0.250%
EQ/Intermediate Corporate Bond	0.350	0.300	0.275	0.250
EQ/Intermediate Government Bond	0.350	0.300	0.275	0.250
EQ/Long-Term Bond	0.350	0.300	0.275	0.250

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December 31, 2025

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $3 Billion	Thereafter
Equitable Conservative Growth MF/ETF	0.1500%	0.1425%	0.1400%	0.1375%	0.1350%
Equitable Growth MF/ETF	0.1500	0.1425	0.1400	0.1375	0.1350
Equitable Moderate Growth MF/ETF	0.1500	0.1425	0.1400	0.1375	0.1350

*	The fee rate was implemented by the Adviser on a voluntary basis during the period January 1, 2025, through April 30, 2025.

For each Portfolio listed in the table below, the following contractual fee rate was in effect from January 1, 2025, through April 30, 2025:

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $3 Billion	Next $3 Billion	Thereafter
ATM International Managed Volatility	0.450%	0.425%	0.400%	0.375%	0.350%	0.325%
ATM Large Cap Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
ATM Mid Cap Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
ATM Small Cap Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
EQ/500 Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
EQ/400 Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
EQ/2000 Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
EQ/International Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Next $2 Billion	Thereafter
1290 VT Convertible Securities	0.500%	0.450%	0.425%	0.400%
1290 VT Natural Resources	0.500	0.450	0.425	0.400
1290 VT Real Estate	0.500	0.450	0.425	0.400
1290 VT Socially Responsible	0.500	0.450	0.425	0.400
EQ/Common Stock Index	0.350	0.300	0.275	0.250
EQ/Equity 500 Index	0.250	0.200	0.175	0.150
EQ/International Equity Index	0.400	0.350	0.325	0.300
EQ/Large Cap Growth Index	0.350	0.300	0.275	0.250
EQ/Large Cap Value Index	0.350	0.300	0.275	0.250
EQ/Mid Cap Index	0.350	0.300	0.275	0.250
EQ/Small Company Index	0.250	0.200	0.175	0.150

Prior to October 27, 2025, the EQ/JPMorgan Hedged Equity and Premium Income Portfolio’s (formerly, EQ/Franklin Moderate Allocation Portfolio) advisory fee rate was as follows:

	(as a percentage of average daily net assets)
Portfolio:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
EQ/JPMorgan Hedged Equity and Premium Income	0.800%	0.750%	0.725%	0.700%	0.675%

On behalf of the Trust, the Adviser has entered into Sub-Advisory Agreements with each of the Sub-Advisers with respect to the Trust’s Portfolios (except the EQ/All Asset Growth Allocation Portfolio, Equitable Conservative Growth MF/ETF Portfolio, Equitable Moderate Growth MF/ETF Portfolio, Equitable Growth MF/ETF Portfolio, EQ/JPMorgan Hedged Equity and Premium Income Portfolio, ETF Portfolios, EQ Allocation Portfolios, Target Allocation Portfolios, and Strategic Allocation Series Portfolios). Each of the Sub-Advisory Agreements obligates the Sub-Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place

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December 31, 2025

all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Adviser or the respective Sub-Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Adviser pays the Sub-Advisers’ fees.

Indemnification of Trustees and Officers:

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that may provide for general indemnifications. A Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio. However, based on experience, the Trust and management expect the risk of loss to be remote.

Compensation of Officers:

Each officer of the Trust is an employee of Equitable Financial, EIM and/or Equitable Distributors, LLC (“Equitable Distributors” or the “Distributor”). No officer of the Trust, other than the Chief Compliance Officer, receives compensation paid by the Trust. During the year ended December 31, 2025, the two trusts in the fund complex reimbursed EIM for $280,000 of the Chief Compliance Officer’s compensation, including $277,565 reimbursed by the Trust.

Note 3	Administrative Fees

Equitable Investment Management, LLC (the “Administrator”), an affiliate of EIM, serves as Administrator to the Trust. The Administrator provides the Trust with necessary administrative, fund accounting, and compliance services. In addition, the Administrator has access to the office space, equipment, personnel and facilities required to provide such services to the Trust. The Administrator may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays the Administrator monthly fees, as follows:

Each of the 1290 VT Moderate Growth Allocation Portfolio, EQ/AB Dynamic Aggressive Growth Portfolio, EQ/AB Dynamic Growth Portfolio, EQ/AB Dynamic Moderate Growth Portfolio, EQ/AB Small Cap Growth Portfolio, EQ/American Century Moderate Growth Allocation Portfolio, EQ/ Goldman Sachs Growth Allocation Portfolio, EQ/Goldman Sachs Moderate Growth Allocation Portfolio, EQ/Invesco Moderate Allocation Portfolio, EQ/Invesco Moderate Growth Allocation Portfolio, EQ/JPMorgan Growth Allocation Portfolio, EQ/JPMorgan Hedged Equity and Premium Income Portfolio, the Tactical Portfolios, the Multiadviser Portfolios, EQ/All Asset Growth Allocation Portfolio, Equitable Conservative Growth MF/ETF Portfolio, Equitable Growth MF/ETF Portfolio, Equitable Moderate Growth MF/ETF Portfolio, the Strategic Allocation Series Portfolios, the EQ Allocation Portfolios, the Target Allocation Portfolios, and EQ/Core Plus Bond Portfolio pays a proportionate share of a contractual asset-based administration fee based on the aggregate average daily net assets of the above mentioned Portfolios (“Administration Group 1”), as follows:

0.140% on the first $60 billion

0.110% on the next $20 billion

0.0775% on the next $20 billion

0.0750% on the next $20 billion

0.0725% on net assets thereafter

The asset-based administration fee is calculated and billed monthly, and each Portfolio in Administration Group 1 is subject to a minimum annual fee of $32,500.

The contractual asset-based administration fee schedule for Administration Group 1 set forth above went into effect on May 1, 2025, but was implemented by the Administrator on a voluntary basis during the period January 1, 2025, through April 30, 2025. Prior to May 1, 2025, the contractual asset-based administration fee schedule for Administration Group 1 was as follows:

0.140% on the first $60 billion

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

0.110% on the next $20 billion

0.0875% on the next $20 billion

0.0775% on the next $20 billion

0.0750% on the next $20 billion

0.0725% on net assets thereafter

Each of the other Portfolios (“Administration Group 2”) pays a proportionate share of a contractual asset-based administration fee based on the aggregate average daily net assets of Administration Group 2 as follows:

0.100% on the first $30 billion

0.0975% on the next $10 billion

0.0900% on the next $5 billion

0.0775% on the next $10 billion

0.0750% on the next $30 billion

0.0725% on net assets thereafter

The asset-based administration fee is calculated and billed monthly, and each Portfolio in Administration Group 2 is subject to a minimum annual fee of $30,000.

The asset-based contractual administration fee schedule for Administration Group 2 set forth above went into effect on May 1, 2025, but was implemented by the Administrator on a voluntary basis during the period January 1, 2025, through April 30, 2025. Prior to May 1, 2025, the contractual asset-based administration fee schedule for Administration Group 2 was as follows:

0.100% on the first $30 billion

0.0975% on the next $10 billion

0.0950% on the next $5 billion

0.0775% on the next $10 billion

0.0750% on the next $30 billion

0.0725% on net assets thereafter

Pursuant to a sub-administration arrangement with the Administrator and EIM, the Sub-Administrator assists the Administrator in providing the Trust with certain administrative services, including portfolio compliance and portfolio accounting support services, subject to the supervision of the Administrator. The Administrator pays the Sub-Administrator a fee for these services.

Note 4	Custody Fees

The Trust has entered into a custody agreement (the “Custody Agreement”) with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s Portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Portfolio’s account, cash, securities and other assets of the Portfolio. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities. As of December 31, 2025, certain of the Portfolios maintain significant cash balances with the Custodian or its affiliates. These balances are presented as cash on each Portfolio’s Statement of Assets and Liabilities.

Note 5	Distribution Plans

The Trust, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC, an indirect wholly-owned subsidiary of Equitable Financial and an affiliate of

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December 31, 2025

EIM, pursuant to which the Distributor serves as the principal underwriter of the Class IA, Class IB and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of Class IA and Class IB shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class IA and Class IB shares for which it provides service.

Note 6	Expense Limitation

EIM and the Administrator have contractually agreed to limit the expenses of certain Portfolios (exclusive of certain items noted below) through April 30, 2027 (unless the Board consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”). Pursuant to the Expense Limitation Agreement, EIM has agreed to waive its and its affiliates’ management, administrative and other fees and, if necessary, make payments to a Portfolio to limit the expenses of each Portfolio listed below so that the total annual operating expenses of each Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, acquired fund fees and expenses (except as noted in the table below), and extraordinary expenses not incurred in the ordinary course of such Portfolio’s business) do not exceed the following annual rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class IA+		Class IB+		Class K
EQ/All Asset Growth Allocation	N/A		1.25	%*	1.00	%*
EQ/Ultra Conservative Strategy	N/A		0.95	*	N/A
EQ/Conservative Strategy	N/A		0.95	*	N/A
EQ/Conservative Growth Strategy	N/A		1.00	*	N/A
EQ/Balanced Strategy	N/A		1.05	*	N/A
EQ/Moderate Growth Strategy	N/A		1.10	*	N/A
EQ/Growth Strategy	N/A		1.10	*	N/A
EQ/Aggressive Growth Strategy	N/A		1.15	*	N/A
EQ/Conservative Allocation	N/A		1.00	*	0.75	*
EQ/Conservative-Plus Allocation	N/A		1.10	*	0.85	*
EQ/Moderate Allocation	1.15	%*	1.15	*	0.90	*
EQ/Moderate-Plus Allocation	N/A		1.20	*	0.95	*
EQ/Aggressive Allocation	N/A		1.25	*	1.00	*
Equitable Conservative Growth MF/ETF	N/A		1.10	*	0.85	*
Equitable Moderate Growth MF/ETF	N/A		1.10	*	0.85	*
Equitable Growth MF/ETF	N/A		1.15	*	0.90	*
Target 2015 Allocation	N/A		1.10	*	0.85	*
Target 2025 Allocation	N/A		1.10	*	0.85	*
Target 2035 Allocation	N/A		1.10	*	0.85	*
Target 2045 Allocation	N/A		1.10	*	0.85	*
Target 2055 Allocation	N/A		1.10	*	0.85	*
1290 VT Moderate Growth Allocation	N/A		1.10	*	N/A
1290 VT Multi-Alternative Strategies	N/A		1.10		0.85
1290 VT Convertible Securities	N/A		0.90		0.65
1290 VT DoubleLine Opportunistic Bond	N/A		0.90		0.65
1290 VT Equity Income	N/A		0.95		0.70
1290 VT GAMCO Mergers & Acquisitions	N/A		1.25		1.00
1290 VT GAMCO Small Company Value	N/A		1.07		0.82
1290 VT High Yield Bond	N/A		1.00		0.75
1290 VT Micro Cap	N/A		1.15		0.90
1290 VT Natural Resources	N/A		0.90	*	0.65	*

1337

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

	Maximum Annual Operating Expense Limit
Portfolios:	Class IA+		Class IB+		Class K
1290 VT Real Estate	N/A		0.90%		0.65%
1290 VT Small Cap Value	N/A		1.15		0.90
1290 VT SmartBeta Equity ESG	N/A		1.10		0.85
1290 VT Socially Responsible	N/A		1.15		0.90
ATM Large Cap Managed Volatility	N/A		N/A		0.60
ATM Mid Cap Managed Volatility	N/A		N/A		0.60
ATM Small Cap Managed Volatility	N/A		N/A		0.60
ATM International Managed Volatility	N/A		N/A		0.65
EQ/500 Managed Volatility	N/A		0.85		0.60
EQ/400 Managed Volatility	N/A		0.85		0.60
EQ/2000 Managed Volatility	N/A		0.85		0.60
EQ/International Managed Volatility	N/A		0.90		0.65
EQ/AB Dynamic Aggressive Growth	N/A		1.15	*	N/A
EQ/AB Dynamic Growth	N/A		1.15	*	N/A
EQ/AB Dynamic Moderate Growth	N/A		1.15	*	N/A
EQ/AB Short Duration Government Bond	0.77%		0.77		0.52
EQ/AB Small Cap Growth	N/A		1.00		0.75
EQ/AB Sustainable U.S. Thematic	N/A		1.00		0.75
EQ/American Century Mid Cap Value	N/A		1.00	*	0.75	*
EQ/American Century Moderate Growth Allocation	N/A		1.15	*	N/A
EQ/Capital Group Research**	N/A		0.95		0.70
EQ/ClearBridge Large Cap Growth ESG	N/A		1.00		0.75
EQ/Clearbridge Select Equity Managed Volatility	N/A		1.05		0.80
EQ/Common Stock Index	0.67		0.67		0.42
EQ/Core Bond Index	N/A		0.62		0.37
EQ/Core Plus Bond	0.93	*	0.93	*	0.68	*
EQ/Emerging Markets Equity PLUS	N/A		1.20		0.95
EQ/Equity 500 Index**	0.5375		0.5375		0.2875
EQ/Fidelity Institutional AM® Large Cap	N/A		0.87	*	0.62	*
EQ/Franklin Rising Dividends	N/A		0.87	*	0.62	*
EQ/Franklin Small Cap Value Managed Volatility	N/A		1.05		0.80
EQ/Global Equity Managed Volatility	N/A		1.10		0.85
EQ/Goldman Sachs Growth Allocation	N/A		1.15	*	N/A
EQ/Goldman Sachs Mid Cap Value	N/A		1.09	*	0.84	*
EQ/Goldman Sachs Moderate Growth Allocation	N/A		1.15	*	N/A
EQ/Intermediate Corporate Bond	N/A		0.65		0.40
EQ/Intermediate Government Bond	0.62		0.62		0.37
EQ/International Core Managed Volatility	N/A		1.05		0.80
EQ/International Equity Index	0.72	*	0.72	*	0.47	*
EQ/International Value Managed Volatility	N/A		1.05		0.80
EQ/Invesco Comstock	N/A		1.00		0.75
EQ/Invesco Global	N/A		1.10		0.85
EQ/Invesco Global Real Assets	N/A		1.20	*	0.95	*
EQ/Invesco Moderate Allocation	N/A		1.15	*	N/A
EQ/Invesco Moderate Growth Allocation	N/A		1.15	*	N/A
EQ/Janus Enterprise	N/A		1.05		0.80
EQ/JPMorgan Growth Allocation	N/A		1.15	*	N/A
EQ/JPMorgan Growth Stock	N/A		0.96		0.71
EQ/JPMorgan Hedged Equity and Premium Income	N/A		1.15	*	N/A
EQ/JPMorgan Value Opportunities	N/A		1.00		0.75
EQ/Large Cap Core Managed Volatility	N/A		0.90		0.65
EQ/Large Cap Growth Index	N/A		0.73		0.48
EQ/Large Cap Growth Managed Volatility	N/A		0.90		0.65

1338

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

	Maximum Annual Operating Expense Limit
Portfolios:	Class IA+	Class IB+		Class K
EQ/Large Cap Value Index	N/A	0.75%		0.50%
EQ/Large Cap Value Managed Volatility	N/A	0.90		0.65
EQ/Lazard Emerging Markets Equity	N/A	1.35	*	1.10	*
EQ/Long-Term Bond	N/A	0.65		0.40
EQ/Loomis Sayles Growth	N/A	1.05		0.80
EQ/MFS International Growth	N/A	1.10		0.85
EQ/MFS International Intrinsic Value	N/A	1.15	*	0.90	*
EQ/MFS Mid Cap Focused Growth	N/A	1.10	*	0.85	*
EQ/MFS Technology	N/A	1.14	*	0.89	*
EQ/MFS Utilities Series	N/A	1.05	*	0.80	*
EQ/Mid Cap Index**	N/A	0.64		0.39
EQ/Mid Cap Value Managed Volatility	N/A	1.00		0.75
EQ/Morgan Stanley Small Cap Growth	N/A	1.15		0.90
EQ/PIMCO Global Real Return	N/A	0.85		0.60
EQ/PIMCO Real Return	N/A	0.75	*	0.50	*
EQ/PIMCO Total Return ESG	N/A	0.75	*	0.50	*
EQ/PIMCO Ultra Short Bond	N/A	0.79		0.54
EQ/Quality Bond PLUS	0.85%	0.85		0.60
EQ/Small Company Index	N/A	0.64		0.39
EQ/T. Rowe Price Health Sciences	N/A	1.20	*	0.95	*
EQ/Value Equity	N/A	0.95		0.70
EQ/Wellington Energy	N/A	1.19	*	0.94	*
Multimanager Aggressive Equity	1.00	1.00		0.75
Multimanager Core Bond	N/A	0.85		0.60
Multimanager Technology**	N/A	1.17		0.92

*	For purposes of calculating the maximum annual operating expense limit, acquired fund fees and expenses are included in annual operating expenses.
**	The maximum annual operating expense limit was in effect by EIM and the Administrator on a voluntary basis during the period January 1, 2025, through April 30, 2025.
+	Includes amounts payable pursuant to Rule 12b-1 under the 1940 Act.
N/A	This class of shares of the Portfolio either is not registered or is registered but not currently offered for sale.

For each Portfolio listed in the table below, the following maximum annual operating expense limits were implemented by EIM and the Administrator on a voluntary basis beginning on October 1, 2025:

	Maximum Annual Operating Expense Limit
Portfolios:	Class IA+		Class IB+		Class K
EQ/AB Short Duration Government Bond	0.765%		0.765%		0.515%
EQ/Aggressive Allocation	N/A		1.15	*	0.90	*
EQ/Common Stock Index	0.6675		0.6675		0.4175
EQ/Core Bond Index	N/A		0.615		0.365
EQ/Equity 500 Index	0.53		0.53		0.28
EQ/Global Equity Managed Volatility	N/A		1.075		0.825
EQ/Intermediate Corporate Bond	N/A		0.64		0.39
EQ/Intermediate Government Bond	0.615		0.615		0.365
EQ/Long-Term Bond	N/A		0.64		0.39
EQ/Loomis Sayles Growth	N/A		1.03		0.78
EQ/Moderate Allocation	1.08	*	1.08	*	0.83	*
EQ/Moderate-Plus Allocation	N/A		1.11	*	0.86	*
EQ/Quality Bond PLUS	0.80		0.80		0.55

+	Includes amounts payable pursuant to Rule 12b-1 under the 1940 Act.
*	For purposes of calculating the maximum annual operating expense limit, acquired fund fees and expenses are included in annual operating expenses.

1339

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

N/A	This class of shares of the Portfolio either is not registered or is registered but not currently offered for sale.

Voluntary waivers may be discontinued at any time.

For each Portfolio listed in the table below, the following maximum annual operating expense limits were in effect by EIM and the Administrator on a voluntary basis from January 1, 2025 through April 30, 2025:

	Maximum Annual Operating Expense Limit
Portfolios:	Class IA+	Class IB+	Class K
EQ/Core Bond Index	N/A	0.63%	0.38%
EQ/Intermediate Government Bond	0.63%	0.63	0.38

+	Includes amounts payable pursuant to Rule 12b-1 under the 1940 Act.
N/A	This class of shares of the Portfolio either is not registered or is registered but not currently offered for sale.

For each Portfolio listed in the table below, the following maximum annual operating expense limits were in effect on a contractual basis from January 1, 2025 through April 30, 2025:

	Maximum Annual Operating Expense Limit
Portfolios:	Class IA+	Class IB+	Class K
EQ/Capital Group Research	N/A	0.97%	0.72%
EQ/Core Bond Index	N/A	0.64	0.39
EQ/Equity 500 Index	0.54%	0.54	0.29
EQ/Intermediate Government Bond	0.64	0.64	0.39
EQ/Mid Cap Index	N/A	0.65	0.40
Multimanager Technology	N/A	1.18	0.93

+	Includes amounts payable pursuant to Rule 12b-1 under the 1940 Act.
N/A	This class of shares of the Portfolio either is not registered or is registered but not currently offered for sale.

Each Portfolio may at a later date reimburse to EIM the amount of any such waivers or payments provided that the waivers or payments are reimbursed within three years of the waivers or payments being recorded and the Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower. Consequently, no reimbursement by a Portfolio will be made unless the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period. Any reimbursement will be based on the earliest fees waived or payments made by EIM.

Reimbursements during the period are presented as Recoupment Fees in the Statement of Operations. During the year ended December 31, 2025, the following Portfolios incurred Recoupment Fees and as of December 31, 2025, no commitment or contingent liability is expected:

Portfolios:	Recoupment Fees
EQ/Ultra Conservative Strategy	$54,712
EQ/Conservative Strategy	12,585
EQ/Conservative-Plus Allocation	23,767
Target 2055 Allocation	45,776
ATM Small Cap Managed Volatility	4,051
ATM International Managed Volatility	43,583
EQ/400 Managed Volatility	365
EQ/Common Stock Index	160,084
EQ/Equity 500 Index	30,180

$375,103

1340

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

At December 31, 2025, under the Expense Limitation Agreement, the amount eligible for potential recoupment from each Portfolio, and its respective expiration year, is as follows:

Portfolios:	2026	2027	2028	Total Eligible For Recoupment
EQ/Conservative Allocation	$529,999	$404,872	$332,238	$1,267,109
Equitable Conservative Growth MF/ETF	44,445	29,588	38,645	112,678
Equitable Moderate Growth MF/ETF	107,927	94,032	105,669	307,628
Equitable Growth MF/ETF	107,980	91,043	109,086	308,109
Target 2015 Allocation	146,337	122,385	143,238	411,960
Target 2025 Allocation	63,508	18,851	39,788	122,147
Target 2055 Allocation	17,483	3,651	—	21,134
1290 VT Moderate Growth Allocation	128,511	175,986	173,036	477,533
1290 VT Multi-Alternative Strategies	83,038	64,547	69,562	217,147
1290 VT Convertible Securities	95,633	102,387	98,711	296,731
1290 VT DoubleLine Opportunistic Bond	497,837	505,305	488,893	1,492,035
1290 VT Equity Income	897,493	891,803	824,901	2,614,197
1290 VT GAMCO Mergers & Acquisitions	135,419	147,844	130,027	413,290
1290 VT High Yield Bond	157,785	176,603	223,868	558,256
1290 VT Micro Cap	301,809	362,688	307,285	971,782
1290 VT Natural Resources	147,444	204,065	217,583	569,092
1290 VT Real Estate	127,389	185,735	178,069	491,193
1290 VT Small Cap Value	534,046	366,917	427,436	1,328,399
1290 VT SmartBeta Equity ESG	54,093	10,952	3,384	68,429
ATM Mid Cap Managed Volatility	111,145	163,347	129,965	404,457
ATM Small Cap Managed Volatility	128,884	154,635	121,708	405,227
EQ/400 Managed Volatility	89,617	75,232	72,977	237,826
EQ/AB Dynamic Aggressive Growth	249,011	333,489	322,306	904,806
EQ/AB Dynamic Growth	190,011	185,364	140,146	515,521
EQ/AB Short Duration Government Bond	463,826	455,834	328,262	1,247,922
EQ/AB Sustainable U.S. Thematic	108,295	103,954	112,100	324,349
EQ/American Century Mid Cap Value	1,718,089	1,761,667	1,749,549	5,229,305
EQ/American Century Moderate Growth Allocation	169,431	206,311	223,292	599,034
EQ/Capital Group Research	311,520	250,141	313,581	875,242
EQ/ClearBridge Large Cap Growth ESG	126,637	125,534	117,076	369,247
EQ/ClearBridge Select Equity Managed Volatility	423,537	446,619	440,716	1,310,872
EQ/Common Stock Index	805,326	631,265	308,405	1,744,996
EQ/Core Bond Index	2,129,127	1,766,073	1,309,537	5,204,737
EQ/Core Plus Bond	1,168,418	856,817	857,426	2,882,661
EQ/Emerging Markets Equity PLUS	217,993	242,388	227,010	687,391
EQ/Equity 500 Index	2,295,005	1,277,479	331,265	3,903,749
EQ/Fidelity Institutional AM® Large Cap	411,720	382,489	331,325	1,125,534
EQ/Franklin Rising Dividends	371,450	392,924	383,793	1,148,167
EQ/Franklin Small Cap Value Managed Volatility	311,448	334,166	322,789	968,403
EQ/Global Equity Managed Volatility	1,205,699	1,232,874	856,992	3,295,565
EQ/Goldman Sachs Growth Allocation	391,463	578,280	716,554	1,686,297
EQ/Goldman Sachs Mid Cap Value	148,722	148,848	152,057	449,627
EQ/Goldman Sachs Moderate Growth Allocation	512,358	541,308	536,944	1,590,610
EQ/Intermediate Corporate Bond	367,558	1,065,006	743,451	2,176,015
EQ/Intermediate Government Bond	2,105,296	1,563,109	1,120,373	4,788,778
EQ/International Equity Index	900,929	1,230,117	1,478,887	3,609,933
EQ/Invesco Comstock	132,555	126,431	120,270	379,256
EQ/Invesco Global	473,199	717,706	720,854	1,911,759
EQ/Invesco Moderate Allocation	317,021	326,904	323,493	967,418
EQ/Invesco Moderate Growth Allocation	284,914	373,599	389,349	1,047,862
EQ/JPMorgan Growth Allocation	570,374	801,481	739,956	2,111,811

1341

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

Portfolios:	2026	2027	2028	Total Eligible For Recoupment
EQ/JPMorgan Growth Stock	$1,972,475	$2,762,762	$2,800,284	$7,535,521
EQ/JPMorgan Hedged Equity and Premium Income	260,099	293,782	786,027	1,339,908
EQ/Lazard Emerging Markets Equity	516,557	577,668	565,438	1,659,663
EQ/Long-Term Bond	1,364,236	1,401,005	1,005,958	3,771,199
EQ/Loomis Sayles Growth	559,553	561,674	399,114	1,520,341
EQ/MFS International Growth	1,588,900	1,615,789	1,706,155	4,910,844
EQ/MFS International Intrinsic Value	930,535	913,376	952,821	2,796,732
EQ/MFS Mid Cap Focused Growth	558,830	646,860	676,177	1,881,867
EQ/MFS Utilities Series	231,540	218,070	223,263	672,873
EQ/Mid Cap Index	1,280,351	1,045,191	1,000,737	3,326,279
EQ/Morgan Stanley Small Cap Growth	351,688	350,387	377,093	1,079,168
EQ/PIMCO Global Real Return	323,385	302,936	315,378	941,699
EQ/PIMCO Real Return	282,364	281,277	282,819	846,460
EQ/PIMCO Total Return ESG	520,250	520,632	509,687	1,550,569
EQ/PIMCO Ultra Short Bond	731,008	734,163	712,723	2,177,894
EQ/T. Rowe Price Health Sciences	309,399	318,576	270,963	898,938
EQ/Wellington Energy	161,925	157,066	161,762	480,753
Multimanager Core Bond	1,276,853	1,319,547	1,259,497	3,855,897
Multimanager Technology	2,299,166	2,000,549	1,990,734	6,290,449

During the year ended December 31, 2025, EIM and the Administrator voluntarily waived fees for certain Portfolios. These amounts are included in voluntary waiver from investment adviser on the Statement of Operations for each Portfolio and are not eligible for recoupment.

Note 7	Percentage of Ownership by Affiliates

The following table shows the percentage of ownership of the net assets of the Portfolios listed held by Equitable Financial at December 31, 2025:

Portfolios:	Percentage of Ownership
Equitable Moderate Growth MF/ETF	33%
Equitable Growth MF/ETF	35
1290 VT Multi-Alternative Strategies	63
1290 VT Convertible Securities	33
EQ/AB Sustainable U.S. Thematic	99

Shares of the Trust are offered to separate accounts of insurance companies in connection with the Contracts and may be offered to tax-qualified retirement plans and other qualified investors. Equitable Financial may be deemed to be a control person with respect to the Trust by virtue of its record ownership of the Trust’s shares as of December 31, 2025. Shareholders owning more than 25% of the outstanding shares of a Portfolio may be able to determine the outcome of most issues that are submitted to shareholders for a vote.

Shares of certain Portfolios may be held as underlying investments by EQ/All Asset Growth Allocation Portfolio, the Strategic Allocation Series Portfolios, EQ Allocation Portfolios, and Target Allocation Portfolios. The following tables show the percentage of ownership of the net assets of the Portfolios listed held by EQ/All Asset Growth Allocation Portfolio, the Strategic Allocation Series Portfolios, EQ Allocation Portfolios, and Target Allocation Portfolios at December 31, 2025.

Portfolios:	EQ/All Asset Growth Allocation
1290 VT Convertible Securities	23.89%
1290 VT DoubleLine Opportunistic Bond	1.85

1342

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

Portfolios:	EQ/All Asset Growth Allocation
1290 VT Equity Income	2.06%
1290 VT GAMCO Mergers & Acquisitions	14.91
1290 VT GAMCO Small Company Value	0.77
1290 VT High Yield Bond	3.18
1290 VT Natural Resources	19.91
1290 VT Real Estate	44.59
1290 VT SmartBeta Equity ESG	3.17
EQ/AB Small Cap Growth	1.73
EQ/Core Plus Bond	2.53
EQ/Emerging Markets Equity PLUS	7.41
EQ/Intermediate Government Bond	0.12
EQ/International Equity Index	0.57
EQ/Invesco Comstock	5.26
EQ/Janus Enterprise	0.32
EQ/JPMorgan Growth Stock	0.63
EQ/JPMorgan Value Opportunities	1.40
EQ/Loomis Sayles Growth	2.09
EQ/MFS International Growth	2.51
EQ/PIMCO Global Real Return	16.89
EQ/PIMCO Ultra Short Bond	1.11
EQ/Value Equity	1.12
Multimanager Core Bond	1.03

Portfolios:	EQ/Ultra Conservative Strategy	EQ/ Conservative Strategy	EQ/ Conservative Growth Strategy	EQ/ Balanced Strategy	EQ/ Moderate Growth Strategy	EQ/ Growth Strategy	EQ/ Aggressive Growth Strategy
EQ/500 Managed Volatility	1.33%	0.80%	3.17%	11.45%	22.56%	23.93%	33.69%
EQ/400 Managed Volatility	1.19	0.73	2.28	7.86	15.21	14.74	19.86
EQ/2000 Managed Volatility	1.15	0.70	2.91	10.51	20.64	22.00	30.85
EQ/International Managed Volatility	1.33	0.80	3.16	11.38	22.36	23.57	32.81
EQ/AB Short Duration Government Bond	—	4.34	6.88	14.41	14.79	10.64	8.08
EQ/Core Bond Index	—	3.31	4.72	11.16	14.68	9.68	7.77
EQ/Intermediate Corporate Bond	11.57	5.78	8.10	19.08	25.16	16.61	13.31
EQ/Intermediate Government Bond	29.03	2.14	2.94	6.97	9.17	6.05	4.84
EQ/Long-Term Bond	9.03	2.20	4.32	11.86	16.49	11.91	10.09

Portfolios:	EQ/ Conservative Allocation	EQ/ Conservative- Plus Allocation	EQ/ Moderate Allocation	EQ/ Moderate- Plus Allocation	EQ/ Aggressive Allocation
1290 VT DoubleLine Opportunistic Bond	6.85%	6.44%	36.84%	28.35%	4.22%
1290 VT Equity Income	0.53	1.26	10.74	22.07	15.21
1290 VT GAMCO Small Company Value	0.04	0.10	1.14	2.65	2.10

1343

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

Portfolios:	EQ/ Conservative Allocation	EQ/ Conservative- Plus Allocation	EQ/ Moderate Allocation	EQ/ Moderate- Plus Allocation	EQ/ Aggressive Allocation
1290 VT High Yield Bond	2.33%	2.14%	12.21%	9.34%	1.42%
1290 VT Micro Cap	0.96	2.39	21.89	45.75	22.96
1290 VT Small Cap Value	—	0.84	9.03	16.17	8.98
ATM Large Cap Managed Volatility	1.47	3.12	23.63	42.63	29.11
ATM Mid Cap Managed Volatility	3.94	6.50	33.58	38.50	17.41
ATM Small Cap Managed Volatility	0.46	2.04	21.59	50.04	25.91
ATM International Managed Volatility	0.71	2.37	25.70	43.59	27.62
EQ/AB Small Cap Growth	0.13	0.48	5.32	11.21	6.06
EQ/American Century Mid Cap Value	0.35	0.44	3.26	3.81	2.00
EQ/ClearBridge Select Equity Managed Volatility	0.94	2.03	15.99	26.91	17.76
EQ/Core Bond Index	1.92	1.68	9.18	6.48	0.91
EQ/Core Plus Bond	3.79	3.57	20.43	15.73	2.34
EQ/Franklin Small Cap Value Managed Volatility	—	0.80	12.10	28.35	16.83
EQ/Global Equity Managed Volatility	0.18	0.59	6.47	11.29	7.46
EQ/Intermediate Government Bond	2.90	2.51	13.84	9.94	1.39
EQ/International Core Managed Volatility	0.17	0.56	6.18	10.66	6.12
EQ/International Equity Index	0.05	0.07	0.47	0.46	0.34
EQ/International Value Managed Volatility	0.30	1.00	10.86	18.73	10.07
EQ/Janus Enterprise	0.31	0.53	2.74	3.13	1.12
EQ/JPMorgan Growth Stock	0.13	0.26	1.82	2.86	1.56
EQ/JPMorgan Value Opportunities	0.19	0.45	3.85	7.91	5.47
EQ/Large Cap Core Managed Volatility	0.38	0.82	6.33	11.49	7.76
EQ/Large Cap Value Managed Volatility	0.08	0.20	1.71	3.51	2.45
EQ/Long-Term Bond	1.43	1.98	13.92	13.19	2.24
EQ/Loomis Sayles Growth	0.42	0.84	5.84	9.04	5.70
EQ/MFS International Growth	0.17	0.71	8.25	14.37	9.62
EQ/Morgan Stanley Small Cap Growth	0.34	1.15	12.83	26.78	14.26
EQ/PIMCO Ultra Short Bond	6.89	5.54	30.31	22.74	3.31
EQ/Quality Bond PLUS	2.87	2.64	15.40	11.85	1.78
EQ/Value Equity	0.15	0.37	3.11	6.39	4.45
Multimanager Core Bond	5.96	5.51	31.85	24.49	3.67

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation	Target 2055 Allocation
1290 VT High Yield Bond	0.53%	2.34%	3.57%	2.04%	0.76%
EQ/American Century Mid Cap Value	0.04	0.45	0.65	0.82	0.35
EQ/Core Bond Index	0.04	0.13	0.19	0.15	0.03
EQ/Core Plus Bond	0.39	1.61	2.02	1.24	0.34
EQ/Emerging Markets Equity PLUS	0.27	4.15	12.46	13.43	8.05
EQ/Equity 500 Index	0.02	0.25	0.78	0.86	0.55
EQ/International Equity Index	0.03	0.51	1.55	1.71	1.11
EQ/Janus Enterprise	0.02	0.24	0.43	0.33	0.13
EQ/Long-Term Bond	0.05	0.25	0.40	0.28	0.09
EQ/MFS International Growth	0.03	0.42	1.25	1.34	0.99
EQ/PIMCO Ultra Short Bond	0.43	1.53	1.60	0.91	0.20
EQ/Quality Bond PLUS	0.17	0.67	0.90	0.56	0.15
EQ/Small Company Index	0.01	0.42	1.61	1.78	1.22
EQ/Value Equity	0.02	0.14	0.44	0.54	0.44
Multimanager Aggressive Equity	0.01	0.11	0.22	0.19	0.17

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EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Concluded)

December 31, 2025

The Portfolios are permitted to purchase or sell securities from or to certain affiliated entities under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any such securities transactions comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the independent current market price. The 17a-7 transactions which are material to the Portfolios are reflected in the Portfolio of Investments.

Note 8	Subsequent Events

The Adviser evaluated subsequent events from December 31, 2025, the date of these financial statements, through the date these financial statements were issued. There are no subsequent events that require recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of EQ Advisors Trust and Shareholders of each of the one hundred ten funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (constituting EQ Advisors Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations, of changes in net assets and, for the funds indicated in the table below, of cash flows, for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2025, the results of each of their operations, the changes in each of their net assets and, for the funds indicated in the table below, each of their cash flows, for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

EQ/All Asset Growth Allocation Portfolio (1)	EQ/Franklin Small Cap Value Managed Volatility Portfolio (1)

EQ/Ultra Conservative Strategy Portfolio (1)	EQ/Global Equity Managed Volatility Portfolio (1)

EQ/Conservative Strategy Portfolio (1)	EQ/Goldman Sachs Growth Allocation Portfolio (1)

EQ/Conservative Growth Strategy Portfolio (1)	EQ/Goldman Sachs Mid Cap Value Portfolio (1)

EQ/Balanced Strategy Portfolio (1)	EQ/Goldman Sachs Moderate Growth Allocation Portfolio (1)

EQ/Moderate Growth Strategy Portfolio (1)	EQ/Intermediate Corporate Bond Portfolio (1)

EQ/Growth Strategy Portfolio (1)	EQ/Intermediate Government Bond Portfolio (1)

EQ/Aggressive Growth Strategy Portfolio (1)	EQ/International Core Managed Volatility Portfolio (1)

Equitable Conservative Growth MF/ETF Portfolio (1)	EQ/International Equity Index Portfolio (1)

Equitable Moderate Growth MF/ETF Portfolio (1)	EQ/International Value Managed Volatility Portfolio (1)

Equitable Growth MF/ETF Portfolio (1)	EQ/Invesco Comstock Portfolio (1)

1290 VT Moderate Growth Allocation Portfolio (1)	EQ/Invesco Global Portfolio (1)

1290 VT Multi-Alternative Strategies Portfolio (1)	EQ/Invesco Global Real Assets Portfolio (1)

1290 VT Convertible Securities Portfolio (1)	EQ/Invesco Moderate Allocation Portfolio (1)

1290 VT DoubleLine Opportunistic Bond Portfolio (1)	EQ/Invesco Moderate Growth Allocation Portfolio (1)

1290 VT Equity Income Portfolio (1)	EQ/Janus Enterprise Portfolio (1)

1290 VT GAMCO Mergers & Acquisitions Portfolio (1)	EQ/JPMorgan Growth Allocation Portfolio (1)

1290 VT GAMCO Small Company Value Portfolio (1)	EQ/JPMorgan Growth Stock Portfolio (1)

1290 VT High Yield Bond Portfolio (1)	EQ/JPMorgan Value Opportunities Portfolio (1)

1290 VT Micro Cap Portfolio (1)	EQ/Large Cap Core Managed Volatility Portfolio (1)

1290 VT Natural Resources Portfolio (1)	EQ/Large Cap Growth Index Portfolio (1)

1290 VT Real Estate Portfolio (1)	EQ/Large Cap Growth Managed Volatility Portfolio (1)

1290 VT Small Cap Value Portfolio (1)	EQ/Large Cap Value Index Portfolio (1)

1290 VT SmartBeta Equity ESG Portfolio (1)	EQ/Large Cap Value Managed Volatility Portfolio (1)

1290 VT Socially Responsible Portfolio (1)	EQ/Lazard Emerging Markets Equity Portfolio (1)

ATM Large Cap Managed Volatility Portfolio (1)	EQ/Long-Term Bond Portfolio (1)

ATM Mid Cap Managed Volatility Portfolio (1)	EQ/Loomis Sayles Growth Portfolio (1)

ATM Small Cap Managed Volatility Portfolio (1)	EQ/MFS International Growth Portfolio (1)

ATM International Managed Volatility Portfolio (1)	EQ/MFS International Intrinsic Value Portfolio (1)

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EQ/500 Managed Volatility Portfolio (1)	EQ/MFS Mid Cap Focused Growth Portfolio (1)

EQ/400 Managed Volatility Portfolio (1)	EQ/MFS Technology Portfolio (1)

EQ/2000 Managed Volatility Portfolio (1)	EQ/MFS Utilities Series Portfolio (1)

EQ/International Managed Volatility Portfolio (1)	EQ/Mid Cap Index Portfolio (1)

EQ/AB Dynamic Aggressive Growth Portfolio (1)	EQ/Mid Cap Value Managed Volatility Portfolio (1)

EQ/AB Dynamic Growth Portfolio (1)	EQ/Moderate Allocation Portfolio (1)

EQ/AB Dynamic Moderate Growth Portfolio (1)	EQ/Moderate-Plus Allocation Portfolio (1)

EQ/AB Short Duration Government Bond Portfolio (1)	EQ/Money Market Portfolio (1)

EQ/AB Small Cap Growth Portfolio (1)	EQ/Morgan Stanley Small Cap Growth Portfolio (1)

EQ/AB Sustainable U.S. Thematic Portfolio (1)	EQ/PIMCO Global Real Return Portfolio (2)

EQ/Aggressive Allocation Portfolio (1)	EQ/PIMCO Real Return Portfolio (2)

EQ/American Century Mid Cap Value Portfolio (1)	EQ/PIMCO Total Return ESG Portfolio (1)

EQ/American Century Moderate Growth Allocation Portfolio (1)	EQ/PIMCO Ultra Short Bond Portfolio (1)

EQ/Capital Group Research Portfolio (1)	EQ/Quality Bond PLUS Portfolio (1)

EQ/ClearBridge Large Cap Growth ESG Portfolio (1)	EQ/Small Company Index Portfolio (1)

EQ/ClearBridge Select Equity Managed Volatility Portfolio (1)	EQ/T. Rowe Price Health Sciences Portfolio (1)

EQ/Common Stock Index Portfolio (1)	EQ/Value Equity Portfolio (1)

EQ/Conservative Allocation Portfolio (1)	EQ/Wellington Energy Portfolio (1)

EQ/Conservative-Plus Allocation Portfolio (1)	Multimanager Aggressive Equity Portfolio (1)

EQ/Core Bond Index Portfolio (1)	Multimanager Core Bond Portfolio (1)

EQ/Core Plus Bond Portfolio (1)	Multimanager Technology Portfolio (1)

EQ/Emerging Markets Equity PLUS Portfolio (1)	Target 2015 Allocation Portfolio (1)

EQ/Equity 500 Index Portfolio (1)	Target 2025 Allocation Portfolio (1)

EQ/Fidelity Institutional AM Large Cap Portfolio (1)	Target 2035 Allocation Portfolio (1)

EQ/JPMorgan Hedged Equity and Premium Income Portfolio (1)	Target 2045 Allocation Portfolio (1)

EQ/Franklin Rising Dividends Portfolio (1)	Target 2055 Allocation Portfolio (1)

(1)	Statement of operations for the year ended December 31, 2025 and statement of changes in net assets for the years ended December 31, 2025 and 2024
(2)	Statement of operations and statement of cash flows for the year ended December 31, 2025, and statement of changes in net assets for the years ended December 31, 2025 and 2024

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures

1347

included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agents, agent banks, issuers of private securities and brokers; when replies were not received from brokers and transfer agents, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

February 19, 2026

We have served as the auditor of one or more investment companies in the Equitable Investment Management advised mutual fund complex since 1997.

1348

Federal Income Tax Information (Unaudited)

Portfolios:	70% Dividend Received Reduction	Foreign Taxes	Foreign Source Income	Long Term Capital Gain
EQ/All Asset Growth Allocation	23.33%	$142,878	$1,338,009	$22,627,262
EQ/Ultra Conservative Strategy	2.92	52,034	749,050	24,485,231
EQ/Conservative Strategy	6.05	30,839	443,939	14,051,024
EQ/Conservative Growth Strategy	13.90	120,421	1,733,502	56,154,274
EQ/Balanced Strategy	19.38	434,454	6,254,113	195,160,814
EQ/Moderate Growth Strategy	25.60	850,753	12,246,881	404,602,995
EQ/Growth Strategy	33.92	890,805	12,823,433	388,071,091
EQ/Aggressive Growth Strategy	42.78	1,238,356	17,826,558	485,486,337
EQ/Conservative Allocation	5.16	33,627	415,941	13,583,124
EQ/Conservative-Plus Allocation	11.22	112,264	1,340,433	37,223,193
EQ/Moderate Allocation	13.72	1,220,544	14,438,012	289,043,704
EQ/Moderate-Plus Allocation	24.24	2,068,820	24,342,369	511,561,868
EQ/Aggressive Allocation	44.21	1,270,359	14,722,504	292,235,469
Equitable Conservative Growth MF/ETF	10.01	—	—	3,059,721
Equitable Moderate Growth MF/ETF	24.31	—	—	693,303
Equitable Growth MF/ETF	46.22	—	—	883,066
Target 2015 Allocation	3.95	3,054	37,370	1,122,623
Target 2025 Allocation	11.70	47,251	579,516	9,138,642
Target 2035 Allocation	20.20	142,174	1,752,827	7,321,057
Target 2045 Allocation	28.13	154,875	1,922,187	6,899,392
Target 2055 Allocation	41.33	101,313	1,249,895	3,983,986
1290 VT Moderate Growth Allocation	18.44	—	—	9,478,532
1290 VT Multi-Alternative Strategies	4.35	—	—	—
1290 VT Convertible Securities	0.00	—	—	—
1290 VT DoubleLine Opportunistic Bond	0.00	—	—	—
1290 VT Equity Income	83.57	—	—	34,751,919
1290 VT GAMCO Mergers & Acquisitions	39.08	—	—	2,438,721
1290 VT GAMCO Small Company Value	100.00	—	—	225,352,716
1290 VT High Yield Bond	0.00	—	—	—
1290 VT Micro Cap	76.98	—	—	602
1290 VT Natural Resources	46.30	36,441	753,726	—
1290 VT Real Estate	0.00	—	—	—
1290 VT Small Cap Value	44.52	—	—	39,566,794
1290 VT SmartBeta Equity ESG	85.08	—	—	28,218,138
1290 VT Socially Responsible	100.00	—	—	20,097,001
ATM Large Cap Managed Volatility	79.93	—	—	373,765,273
ATM Mid Cap Managed Volatility	55.44	—	—	16,205,084
ATM Small Cap Managed Volatility	38.27	—	—	32,519,838
ATM International Managed Volatility	0.00	2,457,913	34,342,283	58,900,033
EQ/500 Managed Volatility	88.21	—	—	1,060,529,688
EQ/400 Managed Volatility	70.32	—	—	55,877,574
EQ/2000 Managed Volatility	44.09	—	—	92,406,326
EQ/International Managed Volatility	0.00	4,061,588	54,015,687	57,919,262
EQ/AB Dynamic Aggressive Growth	18.49	—	—	10,740,498
EQ/AB Dynamic Growth	29.35	—	—	21,278,424
EQ/AB Dynamic Moderate Growth	17.27	—	—	98,636,892
EQ/AB Short Duration Government Bond	0.00	—	—	—
EQ/AB Small Cap Growth	29.81	—	—	155,644,693
EQ/AB Sustainable U.S. Thematic	71.40	—	—	879,598
EQ/American Century Mid Cap Value	46.77	—	—	29,984,816
EQ/American Century Moderate Growth Allocation	13.64	—	—	292,325
EQ/Capital Group Research	45.49	—	—	48,497,050
EQ/ClearBridge Large Cap Growth ESG	100.00	—	—	48,017,785
EQ/ClearBridge Select Equity Managed Volatility	100.00	—	—	3,661,148

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Portfolios:	70% Dividend Received Reduction	Foreign Taxes	Foreign Source Income	Long Term Capital Gain
EQ/Common Stock Index	100.00%	$—	$—	$545,771,451
EQ/Core Bond Index	0.00	—	—	—
EQ/Core Plus Bond	0.00	—	—	—
EQ/Emerging Markets Equity PLUS	0.68	391,878	3,472,709	—
EQ/Equity 500 Index	100.00	—	—	304,416,513
EQ/Fidelity Institutional AM® Large Cap	60.01	—	—	84,590,811
EQ/Franklin Rising Dividends	100.00	—	—	13,500,981
EQ/Franklin Small Cap Value Managed Volatility	47.60	—	—	16,585,460
EQ/Global Equity Managed Volatility	21.54	—	—	158,630,571
EQ/Goldman Sachs Growth Allocation	5.64	—	—	13,092,910
EQ/Goldman Sachs Mid Cap Value	55.82	—	—	11,284,254
EQ/Goldman Sachs Moderate Growth Allocation	16.46	—	—	13,508,237
EQ/Intermediate Corporate Bond	0.00	—	—	26,890,307
EQ/Intermediate Government Bond	0.00	—	—	—
EQ/International Core Managed Volatility	0.00	2,288,232	27,870,631	75,327,485
EQ/International Equity Index	0.00	3,965,128	59,259,118	—
EQ/International Value Managed Volatility	0.00	2,198,849	30,202,711	42,526,620
EQ/Invesco Comstock	97.12	—	—	23,932,423
EQ/Invesco Global	0.00	—	—	66,640,004
EQ/Invesco Global Real Assets	9.16	—	—	—
EQ/Invesco Moderate Allocation	13.20	—	—	8,304,731
EQ/Invesco Moderate Growth Allocation	10.36	—	—	5,280,426
EQ/Janus Enterprise	100.00	—	—	125,311,609
EQ/JPMorgan Growth Allocation	6.46	—	—	2,532,246
EQ/JPMorgan Growth Stock	62.32	—	—	439,249,268
EQ/JPMorgan Hedged Equity and Premium Income	18.83	—	—	40,917,407
EQ/JPMorgan Value Opportunities	23.90	—	—	68,844,578
EQ/Large Cap Core Managed Volatility	84.39	—	—	249,808,445
EQ/Large Cap Growth Index	100.00	—	—	220,087,343
EQ/Large Cap Growth Managed Volatility	52.67	—	—	636,187,092
EQ/Large Cap Value Index	100.00	—	—	51,928,757
EQ/Large Cap Value Managed Volatility	91.90	—	—	281,859,561
EQ/Lazard Emerging Markets Equity	0.00	2,000,297	22,983,185	13,378,638
EQ/Long-Term Bond	0.00	—	—	—
EQ/Loomis Sayles Growth	0.00	—	—	67,765,318
EQ/MFS International Growth	0.60	3,099,529	27,812,096	113,258,085
EQ/MFS International Intrinsic Value	3.00	2,999,336	33,345,630	68,047,666
EQ/MFS Mid Cap Focused Growth	0.00	—	—	66,995,432
EQ/MFS Technology	15.43	—	—	102,503,926
EQ/MFS Utilities Series	87.21	—	—	1,800,665
EQ/Mid Cap Index	79.46	—	—	137,969,596
EQ/Mid Cap Value Managed Volatility	66.36	—	—	94,673,434
EQ/Money Market	0.00	—	—	—
EQ/Morgan Stanley Small Cap Growth	62.20	—	—	—
EQ/PIMCO Global Real Return	0.00	—	—	—
EQ/PIMCO Real Return	0.00	—	—	—
EQ/PIMCO Total Return ESG	0.00	—	—	—
EQ/PIMCO Ultra Short Bond	0.00	—	—	—
EQ/Quality Bond PLUS	0.00	—	—	—
EQ/Small Company Index	66.53	—	—	47,440,567
EQ/T. Rowe Price Health Sciences	0.00	—	—	2,918,870
EQ/Value Equity	100.00	—	—	35,315,622
EQ/Wellington Energy	70.74	—	—	—
Multimanager Aggressive Equity	6.39	—	—	192,164,430
Multimanager Core Bond	0.00	—	—	—
Multimanager Technology	11.97	—	—	175,827,303

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Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies

(Unaudited)

Note: This is not applicable for any Portfolio included in this document.

Item 9: Proxy Disclosures for Open-End Management Investment Companies

(Unaudited)

Note: This is not applicable for any Portfolio included in this document.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

(Unaudited)

Note: This information is disclosed as part of the financial statements for each Portfolio as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

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Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

APPROVALS OF INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENTS

DURING THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2025 (UNAUDITED)

At an in-person meeting held on July 22-23, 2025, the Board of Trustees (the “Board”) of EQ Advisors Trust (the “Trust”), including those Trustees who are not parties to any Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Equitable Investment Management Group, LLC (“EIM” or the “Adviser”) and, as applicable, the renewal of the Investment Sub-Advisory Agreement(s) (each, a “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) between the Adviser and each investment sub-adviser (each, a “Sub-Adviser” and together, the “Sub-Advisers”), as shown in the table below with respect to each series of the Trust (each, a “Portfolio” and together, the “Portfolios”) listed below, for an additional one-year term. As noted below, the Board considered, and made a decision with respect to, each Agreement for each Portfolio separately.

Portfolios	Agreement(s) Renewed by the Trust’s Board with respect to the Portfolios

EQ/Aggressive Growth Strategy Portfolio

EQ/Balanced Strategy Portfolio

EQ/Conservative Growth Strategy Portfolio

EQ/Conservative Strategy Portfolio

EQ/Growth Strategy Portfolio

EQ/Moderate Growth Strategy Portfolio

EQ/Ultra Conservative Strategy Portfolio

(collectively, the “Strategic Allocation Portfolios”)

EQ/Aggressive Allocation Portfolio

EQ/Conservative Allocation Portfolio

EQ/Conservative-Plus Allocation Portfolio

EQ/Moderate Allocation Portfolio

EQ/Moderate-Plus Allocation Portfolio

(collectively, the “EQ Allocation Portfolios”)

Target 2015 Allocation Portfolio

Target 2025 Allocation Portfolio

Target 2035 Allocation Portfolio

Target 2045 Allocation Portfolio

Target 2055 Allocation Portfolio

(collectively, the “Target Allocation Portfolios”)

Equitable Conservative Growth MF/ETF Portfolio

Equitable Growth MF/ETF Portfolio

Equitable Moderate Growth MF/ETF Portfolio

(collectively, the “MF/ETF Portfolios”)

1290 VT Moderate Growth Allocation Portfolio

1290 VT Multi-Alternative Strategies Portfolio

1290 VT SmartBeta Equity ESG Portfolio[1]

EQ/All Asset Growth Allocation Portfolio

Advisory Agreement with EIM

1290 VT Convertible Securities Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with SSGA Funds Management, Inc. (“SSGA”)

1290 VT DoubleLine Opportunistic Bond Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with DoubleLine Capital LP (“DoubleLine”)

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Portfolios	Agreement(s) Renewed by the Trust’s Board with respect to the Portfolios

1290 VT Equity Income Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Barrow, Hanley, Mewhinney & Strauss, LLC

1290 VT GAMCO Mergers & Acquisitions Portfolio 1290 VT GAMCO Small Company Value Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with GAMCO Asset Management, Inc. (“GAMCO”)

1290 VT High Yield Bond Portfolio[1]	Advisory Agreement with EIM Sub-Advisory Agreement with Post Advisory Group, LLC

1290 VT Micro Cap Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with BlackRock Investment Management, LLC (“BlackRock”) Sub-Advisory Agreement with Lord, Abbett & Co. LLC

1290 VT Natural Resources Portfolio

1290 VT Real Estate Portfolio

EQ/AB Dynamic Aggressive Growth Portfolio

EQ/AB Dynamic Growth Portfolio

EQ/AB Dynamic Moderate Growth Portfolio

EQ/AB Short Duration Government Bond Portfolio

EQ/AB Small Cap Growth Portfolio

EQ/AB Sustainable U.S. Thematic Portfolio

EQ/Common Stock Index Portfolio

EQ/Equity 500 Index Portfolio

EQ/Intermediate Corporate Bond Portfolio

EQ/International Equity Index Portfolio

EQ/Large Cap Growth Index Portfolio

EQ/Large Cap Value Index Portfolio

EQ/Long-Term Bond Portfolio

EQ/Mid Cap Index Portfolio

EQ/Small Company Index Portfolio

Advisory Agreement with EIM Sub-Advisory Agreement with AllianceBernstein, L.P. (“AllianceBernstein”)

1290 VT Small Cap Value Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with BlackRock Sub-Advisory Agreement with Horizon Kinetics Asset Management LLC

1290 VT Socially Responsible Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with BlackRock

ATM International Managed Volatility Portfolio

ATM Large Cap Managed Volatility Portfolio

ATM Mid Cap Managed Volatility Portfolio

ATM Small Cap Managed Volatility Portfolio

EQ/400 Managed Volatility Portfolio

EQ/500 Managed Volatility Portfolio

EQ/2000 Managed Volatility Portfolio

EQ/International Managed Volatility Portfolio

Advisory Agreement with EIM Sub-Advisory Agreement with AllianceBernstein Sub-Advisory Agreement with BlackRock

EQ/American Century Mid Cap Value Portfolio EQ/American Century Moderate Growth Allocation Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with American Century Investment Management Inc. (“American Century”)

EQ/Capital Group Research Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Capital International, Inc. (“Capital International”)

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Portfolios	Agreement(s) Renewed by the Trust’s Board with respect to the Portfolios

EQ/ClearBridge Large Cap Growth ESG Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with ClearBridge Investments, LLC (“ClearBridge”)

EQ/ClearBridge Select Equity Managed Volatility Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with BlackRock Sub-Advisory Agreement with ClearBridge

EQ/Core Bond Index Portfolio EQ/Intermediate Government Bond Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with SSGA

EQ/Core Plus Bond Portfolio[1]	Advisory Agreement with EIM Sub-Advisory Agreement with Brandywine Global Investment Management LLC (“Brandywine Global”) Sub-Advisory Agreement with Loomis, Sayles & Co., L.P. (“Loomis Sayles”)

EQ/Emerging Markets Equity PLUS Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with AllianceBernstein Sub-Advisory Agreement with EARNEST Partners, LLC (“EARNEST”)

EQ/Fidelity Institutional AM® Large Cap Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with FIAM, LLC (“FIAM”)

EQ/Franklin Moderate Allocation Portfolio[2] EQ/Franklin Rising Dividends Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Franklin Advisers, Inc. (“Franklin Advisers”)

EQ/Franklin Small Cap Value Managed Volatility Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with BlackRock Sub-Advisory Agreement with Franklin Mutual Advisers, LLC

EQ/Global Equity Managed Volatility Portfolio

Advisory Agreement with EIM

Sub-Advisory Agreement with BlackRock

Sub-Advisory Agreement with Invesco Advisers, Inc. (“Invesco”)

Sub-Advisory Agreement with Morgan Stanley Investment Management, Inc. (“Morgan Stanley”)[3]

EQ/Goldman Sachs Growth Allocation Portfolio EQ/Goldman Sachs Mid Cap Value Portfolio EQ/Goldman Sachs Moderate Growth Allocation Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Goldman Sachs Asset Management, L.P.

EQ/International Core Managed Volatility Portfolio

Advisory Agreement with EIM

Sub-Advisory Agreement with BlackRock

Sub-Advisory Agreement with EARNEST

Sub-Advisory Agreement with Federated Global Investment Management Corp.

Sub-Advisory Agreement with Massachusetts Financial Services Company (dba MFS Investment Management) (“MFS Investment Management”)

EQ/International Value Managed Volatility Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with BlackRock Sub-Advisory Agreement with Harris Associates L.P.

EQ/Invesco Comstock Portfolio EQ/Invesco Global Portfolio EQ/Invesco Global Real Assets Portfolio[4] EQ/Invesco Moderate Allocation Portfolio EQ/Invesco Moderate Growth Allocation Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Invesco

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Portfolios	Agreement(s) Renewed by the Trust’s Board with respect to the Portfolios

EQ/Janus Enterprise Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Janus Henderson Investors US LLC

EQ/JPMorgan Growth Allocation Portfolio EQ/JPMorgan Growth Stock Portfolio EQ/JPMorgan Value Opportunities Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with J. P. Morgan Investment Management Inc. (“JPMorgan”)

EQ/Large Cap Core Managed Volatility Portfolio

Advisory Agreement with EIM

Sub-Advisory Agreement with BlackRock

Sub-Advisory Agreement with Capital International

Sub-Advisory Agreement with GQG Partners LLC

Sub-Advisory Agreement with Vaughan Nelson Investment Management

EQ/Large Cap Growth Managed Volatility Portfolio

Advisory Agreement with EIM

Sub-Advisory Agreement with BlackRock

Sub-Advisory Agreement with HS Management Partners, LLC

Sub-Advisory Agreement with JPMorgan

Sub-Advisory Agreement with Loomis Sayles

Sub-Advisory Agreement with Polen Capital Management, LLC

EQ/Large Cap Value Managed Volatility Portfolio

Advisory Agreement with EIM

Sub-Advisory Agreement with AllianceBernstein

Sub-Advisory Agreement with Aristotle Capital Management, LLC (“Aristotle”)

Sub-Advisory Agreement with MFS Investment Management

EQ/Lazard Emerging Markets Equity Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Lazard Asset Management LLC

EQ/Loomis Sayles Growth Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Loomis Sayles

EQ/MFS International Growth Portfolio EQ/MFS International Intrinsic Value Portfolio EQ/MFS Mid Cap Focused Growth Portfolio EQ/MFS Technology Portfolio EQ/MFS Utilities Series Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with MFS Investment Management

EQ/Mid Cap Value Managed Volatility Portfolio

Advisory Agreement with EIM

Sub-Advisory Agreement with BlackRock

Sub-Advisory Agreement with Diamond Hill Capital Management, Inc.

Sub-Advisory Agreement with Wellington Management Company, LLP (“Wellington”)

EQ/Money Market Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Dreyfus, a division of Mellon Investments Corporation

EQ/Morgan Stanley Small Cap Growth Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with BlackRock Sub-Advisory Agreement with Morgan Stanley

EQ/PIMCO Global Real Return Portfolio EQ/PIMCO Real Return Portfolio EQ/PIMCO Total Return ESG Portfolio EQ/PIMCO Ultra Short Bond Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Pacific Investment Management Company LLC (“PIMCO”)

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Portfolios	Agreement(s) Renewed by the Trust’s Board with respect to the Portfolios

EQ/Quality Bond PLUS Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with AllianceBernstein Sub-Advisory Agreement with PIMCO

EQ/T. Rowe Price Health Sciences Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with T. Rowe Price Associates, Inc. (“T. Rowe Price”)

EQ/Value Equity Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Aristotle

EQ/Wellington Energy Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Wellington

Multimanager Aggressive Equity Portfolio

Advisory Agreement with EIM

Sub-Advisory Agreement with 1832 Asset Management U.S. Inc.

Sub-Advisory Agreement with AllianceBernstein

Sub-Advisory Agreement with T. Rowe Price

Sub-Advisory Agreement with Westfield Capital Management Company, L.P.

Multimanager Core Bond Portfolio

Advisory Agreement with EIM

Sub-Advisory Agreement with BlackRock Financial Management, Inc. (“BFM”)[5]

Sub-Advisory Agreement with DoubleLine

Sub-Advisory Agreement with PIMCO

Sub-Advisory Agreement with SSGA

Multimanager Technology Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with AllianceBernstein Sub-Advisory Agreement with FIAM[5] Sub-Advisory Agreement with Wellington

[1]

The Board noted that it had approved a new investment sub-advisory agreement between the Adviser and AXA Investment Managers US Inc. with respect to the Portfolio at its June 2-3, 2025 meeting. A discussion of the process followed by the Board in its approval of the new investment sub-advisory agreement, including the information reviewed, certain material factors considered, and certain related conclusions reached, was provided in the Trust’s Form N-CSR for the period ended June 30, 2025.

[2]

Effective on or about October 27, 2025, in connection with the restructuring of the Portfolio from a sub-advised fund to a fund-of-funds managed by the Adviser (described below), the Portfolio’s name changed to “EQ/JPMorgan Hedged Equity and Premium Income Portfolio” and the Sub-Advisory Agreement between the Adviser and Franklin Advisers was terminated. A discussion of the process followed by the Board in its approval of an amendment to the Advisory Agreement with respect to the Portfolio in connection with the restructuring, including the information reviewed, certain material factors considered, and certain related conclusions reached, is provided elsewhere in this Form N-CSR.

[3]

In connection with its consideration and approval of the renewal of the Sub-Advisory Agreement between the Adviser and Morgan Stanley with respect to the EQ/Global Equity Managed Volatility Portfolio, the Board also considered and unanimously approved the renewal of an investment sub-sub-advisory agreement between Morgan Stanley and its affiliate Morgan Stanley Investment Management Company (“MSIM Co.”), pursuant to which MSIM Co. provides certain services to the Portfolio.

[4]

In connection with its consideration and approval of the renewal of the Sub-Advisory Agreement between the Adviser and Invesco with respect to the EQ/Invesco Global Real Assets Portfolio, the Board also considered and unanimously approved the renewal of an investment sub-sub-advisory agreement between Invesco and its affiliate Invesco Asset Management Limited (“IAML”), pursuant to which IAML provides certain services to the Portfolio.

[5]

In connection with its consideration and approval of the renewal of the Sub-Advisory Agreement between the Adviser and BFM with respect to the Multimanager Core Bond Portfolio, the Board also considered and unanimously approved the renewal of investment sub-sub-advisory agreements between BFM and its affiliates BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”), pursuant to which BIL and BSL provide certain services to the Portfolio.

[6]

In connection with its consideration and approval of the renewal of the Sub-Advisory Agreement between the Adviser and FIAM with respect to the Multimanager Technology Portfolio, the Board also considered and unanimously approved the renewal of investment sub-sub-advisory agreements between FIAM and FIL Investment Advisors (“FIA”) and between FIA and its affiliate FIL Investment Advisors (UK) Limited (“FIA UK”), pursuant to which FIA and FIA UK provide certain services to the Portfolio.

In reaching its decision to renew the Agreement(s) with respect to each Portfolio, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to each Portfolio, including:

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(1) the nature, quality and extent of the overall services provided to the Portfolio by the Adviser, the relevant Sub-Adviser(s) and, where applicable, their respective affiliates, including the investment performance of the Portfolio (and, where applicable, each allocated portion of the Portfolio advised by a different Sub-Adviser); (2) the level of the Portfolio’s advisory fee and, where applicable, sub-advisory fee(s), and the Portfolio’s expense ratios relative to those of peer funds; (3) the costs of the services provided by, and the profits realized by, the Adviser and its affiliates from their relationships with the Portfolio; (4) the anticipated effect of growth and size on the Portfolio’s performance and expenses, including any potential economies of scale and whether any such economies of scale are equitably shared with investors; and (5) “fall-out” benefits that may accrue to the Adviser, the relevant Sub-Adviser(s) and their respective affiliates (that is, indirect benefits that they would not receive but for their relationships with the Portfolio). The Board also considered other factors, including conditions and trends prevailing generally in the economy, the securities markets, and the mutual fund industry.

In connection with its deliberations, the Board took into account a broad range of information (both written and oral) provided to the Board, including its various committees, throughout the year, as well as information provided specifically in connection with the annual renewal process. The Trustees also recognized that the contractual arrangements for the Portfolios have been reviewed by the Trustees and discussed with the Adviser in prior years and that the Trustees’ conclusions may take into account conclusions reached during their consideration of these same arrangements in prior years. The Board is assisted by counsel for the Trust, and the Independent Trustees are also separately assisted by independent legal counsel, throughout the year, as well as during the annual renewal process.

Information provided and discussed throughout the year included investment performance reports and related financial and general market outlook information for each Portfolio, as well as periodic reports on, among other matters, brokerage allocation and execution; pricing and valuation of portfolio securities; legal and compliance matters; shareholder and other services and support provided to the Portfolios by the Adviser, the relevant Sub-Adviser(s) and their respective affiliates, as well as other third-party providers; actual and potential conflicts of interest that could impact the business operations and relationships of the Adviser and the Trust or affect the Adviser’s recommendations about Sub-Advisers; sales and marketing activity; risk management; and overall market and regulatory developments. In addition, the sub-groups of the Board’s Investment Committee, composed of Independent Trustees, met individually with, and engaged in extensive discussions along with management representatives with, Sub-Advisers during presentations made at regularly scheduled Investment Committee meetings during the year. The meetings, discussions and presentations throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser, the Sub-Advisers and, where applicable, their respective affiliates, and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

Information provided and discussed specifically in connection with the annual renewal process included a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund industry data, as well as additional substantial material prepared by management. Broadridge provided its report to the Independent Trustees and included in its report comparative fee, expense and investment performance information for each Portfolio. The materials provided by Broadridge in connection with the July 2025 annual renewal process reflected certain enhancements to the presentation and format of the materials provided by Broadridge in connection with the July 2024 annual renewal process. The enhancements were based on a review of the materials undertaken by the Adviser, in consultation with fund counsel, and the Independent Trustees, in consultation with their independent legal counsel, intended to ensure that the Independent Trustees continue to receive comparative fee, expense, and investment performance information in a format that facilitates and enhances their review of the Portfolios’ investment advisory and sub-advisory arrangements. The additional material prepared by management generally included Portfolio-by-Portfolio information showing, among other information, each Portfolio’s average net assets; advisory fees and, where applicable, sub-advisory fees; expense ratios; expense limitation arrangements; investment performance (in addition to the performance information prepared by Broadridge); and profitability information, including information regarding the profitability of the Adviser’s operations on a Portfolio-by-Portfolio basis, as well as on an overall Trust basis. In addition, for each Portfolio, the Adviser and, where applicable, the relevant Sub-Adviser(s) provided separate materials describing the Portfolio’s investment performance over various time periods and the services provided and the fees charged with respect to the Portfolio and discussing whether the Portfolio had performed as expected over time and other matters.

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The annual renewal process extends over at least two regular meetings of the Board in June and July (although the Independent Trustees believe that, in fact, the process extends year-round, and the Independent Trustees receive information on an ongoing basis) to ensure that the Adviser and the Sub-Advisers have time to respond to any questions the Independent Trustees may have on their initial review of the materials and that the Independent Trustees have time to consider those responses. The Independent Trustees were assisted by independent legal counsel prior to and during the meeting at which the Board approved the renewal of the Agreements and during their deliberations regarding the Agreements and received from legal counsel materials outlining, among other things, their fiduciary duties and the legal standards applicable to their consideration of the proposed renewal of the Agreements. The Independent Trustees also held a conference call in advance of the meeting at which the Board approved the renewal of the Agreements to review the information provided and communicated follow-up questions for management to address at the renewal meeting. The Independent Trustees also met in executive sessions with their independent legal counsel during the meeting to discuss the Agreements and the information provided and consider their responsibilities under applicable law. When invited, management representatives attended portions of the executive sessions to review and discuss matters relating to the Agreements and to provide additional information requested by the Independent Trustees. At the meeting and during the portions of the executive sessions attended by management, the Independent Trustees and management engaged in extensive discussions and negotiations regarding the Agreements. As a result of these extensive discussions and negotiations, the Adviser agreed to implement lower, voluntary expense limitations for certain of the Portfolios, as noted below. In addition, the Independent Trustees requested and reviewed information and met during the year to discuss information relevant to their annual consideration of the Agreements.

The Board also noted that the Trust is an affiliated investment company of 1290 Funds, which is managed by Equitable Investment Management, LLC (“EIM LLC”), an affiliate of the Adviser, and that all of the Board members also currently serve on the Board of Trustees of 1290 Funds. The Board noted that the Adviser served as the investment adviser to 1290 Funds prior to January 1, 2023. The Board also noted that certain of the Sub-Advisers currently serve as investment sub-advisers for one or more series of 1290 Funds (such Sub-Advisers together, the “EQ Sub-Advisers”).1 The Trustees took into account information relating to the Adviser, EIM LLC and the EQ Sub-Advisers provided to the Trustees, in their capacities as Trustees of 1290 Funds, at prior meetings of the Board of Trustees of 1290 Funds, and the Trustees noted their experience and familiarity with the Adviser, EIM LLC, the EQ Sub-Advisers, and the series of 1290 Funds gained from their service on the Boards of Trustees of 1290 Funds and the Trust.

Although the Board approved the renewal of the Agreements for all of the Portfolios at the same Board meeting, the Board considered each Portfolio and each relevant Agreement separately and, in doing so, noted the respective roles of the Adviser and, as applicable, the relevant Sub-Adviser(s) in providing services to the Portfolio. The Board’s decision to renew the relevant Agreement(s) with respect to each Portfolio was not based on a single identified factor, but rather reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual renewal process. Each Trustee may have attributed different levels of importance to the various factors and information considered in connection with the renewal process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. With respect to each Sub-Advisory Agreement, the Board also took into account the Adviser’s recommendation to approve the renewal of the Sub-Advisory Agreement. In approving the renewal of the relevant Agreement(s) with respect to each Portfolio, each Trustee, including the Independent Trustees, after considering all factors and information they deemed relevant, reached a determination, with the assistance of Independent Trustees’ counsel and fund counsel and through the exercise of their own business judgment, that the advisory fee and, where applicable, sub-advisory fee(s) were fair and reasonable and that the renewal of the Agreement(s) was in the best interests of the applicable Portfolio and its investors. Although the Board gave attention to all information provided, the following discusses some of the primary factors and information it deemed relevant to its decision to renew the Agreements.

Nature, Quality and Extent of Services

The Board evaluated the nature, quality and extent of the overall services provided to each Portfolio and its investors by the Adviser, the relevant Sub-Adviser(s) and, where applicable, their respective affiliates. In addition to

[1]	The EQ Sub-Advisers are American Century, Brandywine Global, GAMCO, and Loomis Sayles.

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the investment performance and fee and expense information discussed below, the Board considered the Adviser’s and each relevant Sub-Adviser’s responsibilities with respect to each Portfolio and the Adviser’s and each relevant Sub-Adviser’s experience in serving as an investment adviser for the Portfolio(s) and for funds and accounts similar to the Portfolio(s) each advises, including, as applicable, series (or allocated portion(s) of series) of 1290 Funds.

With respect to the Adviser, the Board considered that the Adviser is responsible for, among other things, developing investment strategies for the Portfolios (and the portions thereof); researching, selecting and hiring Sub-Advisers, conducting ongoing due diligence on and monitoring Sub-Advisers, and, when necessary or advisable, terminating or replacing Sub-Advisers; allocating and rebalancing Portfolio assets among Sub-Advisers; overseeing the selection of investments for the Portfolios (or the portions thereof) that the Sub-Advisers sub-advise; making investment decisions for the Portfolios (or the portions thereof) that it manages directly; managing the tactical volatility management strategy for certain of the Portfolios that employ such a strategy; monitoring and evaluating the investment performance of the Portfolios (or the portions thereof); monitoring the investment operations and composition of the Portfolios (or the portions thereof) and, in connection therewith, monitoring compliance with the Portfolios’ investment objectives, policies and restrictions, as well as the Portfolios’ compliance with applicable law and the Trust’s compliance policies and procedures; monitoring brokerage selection, commission and other trading costs, quality of execution, and other brokerage matters; coordinating and managing the flow of information and communications relating to the Portfolios among the Sub-Advisers and other applicable parties; coordinating responses to regulatory agency inquiries relating to the operations of the Trust and coordinating litigation matters involving the Adviser and the Trust; and implementing Board directives as they relate to the Portfolios. The Board also considered information regarding the Adviser’s process for selecting and monitoring the Sub-Advisers and the other service providers to the Portfolios and its process for making investment decisions for the Portfolios (or the portions thereof) that it manages directly, as well as information regarding the qualifications and experience of, and resources available to, the Adviser’s personnel who perform those functions with respect to the Portfolios. In addition, the Board considered the quality of the Adviser’s communications with the Board and the Adviser’s responsiveness to Board inquiries and requests made from time to time with respect to the Portfolios. The Board further considered that the Adviser also provides the Trust with personnel, including Trust officers, in connection with carrying out its responsibilities and is responsible for coordinating the development of new initiatives and evaluating the impact of proposed products and services on the Trust and its assets. The Board also considered that the Adviser assumes significant entrepreneurial risk in sponsoring new Portfolios or recommending and implementing changes (for example, investment objective, strategy or policy changes) to existing Portfolios and that the Adviser also bears and assumes significant ongoing risks, including investment, operational, cybersecurity, enterprise, litigation, regulatory and compliance risks, with respect to all Portfolios. The Board considered that the Adviser’s responsibilities with respect to all Portfolios include daily monitoring of investment, operational, cybersecurity, enterprise, litigation, regulatory and compliance risks as they relate to the Portfolios. The Board also considered periodic reports provided to the Board regarding the Adviser’s ongoing risk monitoring and risk management activities. The Board also noted that the Portfolios operate in an increasingly complex regulatory environment.

With respect to the Sub-Advisers, the Board considered that each Sub-Adviser, subject to the oversight of the Adviser, is responsible for making investment decisions for the Portfolio(s) (or the portion(s) thereof) that it sub-advises; placing with brokers or dealers orders for the purchase and sale of investments for the Portfolio(s) (or the portion(s) thereof) that it sub-advises; and performing certain related administrative functions. The Board also reviewed information regarding each Sub-Adviser’s process for selecting investments for the Portfolio(s) (or the portion(s) thereof) that it sub-advises, as well as information regarding the qualifications and experience of the Sub-Adviser’s portfolio managers who provide services to the Portfolio(s) that it sub-advises, as well as information on staffing levels and succession planning. The Board also considered information regarding each Sub-Adviser’s policies for executing portfolio transactions for the Portfolio(s) (or the portion(s) thereof) that it sub-advises and, where applicable, information regarding a Sub-Adviser’s policies for obtaining research from brokers and dealers.

In addition, the Board considered the allocation of Portfolio brokerage, including allocations to broker-dealers affiliated with the Adviser or a Sub-Adviser. The Board also considered the Sub-Advisers’ use of “soft” commission dollars to pay for research services, as applicable, and noted that the Adviser does not engage in “soft dollar” transactions. In this regard, the Board also considered the Adviser’s and each Sub-Adviser’s trading experience and received information regarding how the Adviser and each Sub-Adviser seek to achieve “best execution” on behalf of a Portfolio (or portion thereof), including a report by an independent portfolio trading analytical firm and reports from the Trust’s Chief Compliance Officer regarding the monitoring of execution quality.

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The Board also considered the Trust’s Chief Compliance Officer’s evaluation of the Adviser’s and each Sub-Adviser’s compliance programs, policies and procedures, including those relating to cybersecurity and business continuity, and any compliance matters involving the Adviser and any applicable Sub-Adviser that had been brought to the Board’s attention during the year. In addition, the Board considered whether there were any pending lawsuits, enforcement proceedings or regulatory investigations involving the Adviser and the Sub-Advisers and received information regarding the Adviser’s and each Sub-Adviser’s financial condition and history of operations and potential conflicts of interest in managing the Portfolios. The Board also considered information as to the overall amount of assets sub-advised by each Sub-Adviser and noted the largest Sub-Adviser relationships, both in terms of aggregate net assets sub-advised and, for smaller Sub-Advisers, in terms of net assets sub-advised as a percentage of the Sub-Adviser’s total assets under management. In addition to periodic reports throughout the year, the Independent Trustees received information about business relationships that the Adviser and/or its affiliates, including Equitable Financial Life Insurance Company, have with the Sub-Advisers and/or their affiliates in addition to the relationships involving the Portfolios. In this regard, the Board also received materials regarding the practices, policies and procedures (as well as periodic enhancements thereto) adopted by the Adviser and the Trust to identify and mitigate actual and potential conflicts of interest, including conflicts that may arise in connection with those additional business relationships.

The Board also considered periodic reports provided to the Board regarding the services provided by the Adviser, the Sub-Advisers and, where applicable, their affiliates. The Board also considered actions taken by the Adviser and the Sub-Advisers in response to market conditions and other developments over the past year and considered the overall performance of the Adviser and the Sub-Advisers in this context. The Board also considered information about the Adviser’s and each Sub-Adviser’s ability to continue to provide the same scope and quality of services to its respective Portfolio(s). The Board noted that, at the Independent Trustees’ request, the Adviser had continued to provide the Board with regular updates on market volatility, the operation of the Trust and the Portfolios, developments related to the Adviser’s business, and the Adviser’s ongoing oversight and enhanced monitoring of the Portfolios’ Sub-Advisers, in light of a variety of market, economic and other factors, as well as changing regulatory requirements. The Independent Trustees also requested and received information about the Adviser’s, the Sub-Advisers’, and other key service providers’ use of artificial intelligence (“AI”) technologies in providing services to the Portfolios, as well as the Adviser’s oversight and monitoring of these activities. The Board also noted that, at the Independent Trustees’ request, the Adviser had continued to provide the Board with periodically updated assets under management and Portfolio average net assets information, as well as updated investment performance information, including the impact of volatility management strategies on the performance of the Portfolios that pursue volatility management strategies either directly or through investments in underlying portfolios (as defined below) that pursue such strategies.

The Board also considered strategic and other actions taken by the Adviser in response to recent events within the mutual fund industry, including actions taken in response to legal and regulatory developments, including U.S. Securities and Exchange Commission rulemaking and other actions affecting the mutual fund industry. The Board also requested and received throughout the past year information from the Adviser and various service providers on various topics impacting mutual funds generally, including pricing and valuation of portfolio securities; liquidity and derivatives risk management; the use of AI in the asset management industry; cybersecurity; trustee independence; and mutual fund board governance “best practices”. The Board noted that certain of these topics may present significant ongoing challenges for mutual funds and result in an increase in the responsibilities and costs of mutual fund service providers, including the Adviser. The Board also noted the increasing complexity of the financial markets.

The Board also considered the benefits to investors from participation in a Portfolio sponsored by the Adviser, including the benefits of investing in a fund that is part of a large fund complex that offers a wide range of portfolios, sub-advisers and investment styles. The Board likewise considered that investors have chosen to invest in mutual funds sponsored by the Adviser. In addition, the Board considered the nature, quality and extent of the administrative, investor servicing and distribution services that the Adviser and its affiliates provide to the Portfolios and their shareholders. The Board also noted that, throughout the past year, the Adviser and its affiliates had continued or undertaken strategic and other actions and initiatives intended to enhance various aspects of the Trust’s and the Board’s operations and investors’ experience with the mutual funds sponsored by the Adviser. In this regard, the Board also noted that the Adviser continually reviews the overall line-up of investment options and conducts in-depth analysis of its entire fund complex to provide recommendations to the Board to streamline and strengthen the fund complex’s line-up. The Board recognized that certain of these strategic and other actions and

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initiatives may also have a positive impact on the profitability and financial position of the Adviser and its affiliates. The Board also noted the intense competition among the broad range of financial institutions and other providers within the financial services industry.

For purposes of evaluating the nature, quality and extent of the overall services provided to each Portfolio, the Board also considered discussions with the Adviser and, where applicable, the relevant Sub-Adviser(s) about Portfolio investment performance that occur at Board and Investment Committee meetings throughout the year. In this regard, the Board noted that, as part of regularly scheduled Portfolio reviews and other detailed reports to the Board on Portfolio performance, the Board periodically received and considered information regarding each Portfolio’s performance over various time periods on both an absolute basis and relative to the performance of a recognized securities market index (“benchmark”) and/or a custom blended index developed by the Adviser that comprises multiple recognized indexes (“blended benchmark”), and one or more peer groups of other mutual funds deemed by Broadridge to be comparable to the Portfolio (each, a “peer group”). The performance information generally included, among other information, annual total returns, average annual total returns, cumulative returns and/or rolling period total returns. The Board also reviewed information about performance attribution (including factors that contributed to, or detracted from, Portfolio performance) and reviewed performance in relation to certain measures of the degree of investment risk undertaken by the portfolio managers. The Board also considered the Adviser’s effectiveness in monitoring the performance of the Sub-Advisers, and the Adviser’s responses to performance issues when identified. The Board also considered certain information, reflected in Appendix A, provided to the Board regarding each Portfolio’s performance relative to the performance of a benchmark and/or a blended benchmark and one or more peer groups for the one-, three-, five- and ten-year periods, as applicable, ended March 31, 2025. The Board noted that this information supplemented other performance information provided to the Board throughout the year and in connection with the annual renewal process. The Board also considered information, provided to the Board by Broadridge, regarding each Portfolio’s performance over various time periods relative to the performance of a benchmark and/or a blended benchmark and Broadridge’s “performance universe” consisting of a peer group of funds. Broadridge also provided, and the Board considered, comparisons to (i) managed volatility Broadridge peer groups for the Portfolios that pursue volatility management strategies either directly or through investments in underlying portfolios (as defined below) that pursue such strategies, and (ii) Broadridge peer groups for the active equity Portfolios that invest according to certain ESG or social criteria. The Board also noted that, at the Independent Trustees’ request, the Adviser had provided the Board with updated performance information for all of the Portfolios for periods ended June 30, 2025, as well as market commentary, in connection with the annual renewal process.

The Board received a description of, and factored into its evaluation of each Portfolio’s performance the limitations inherent in, Broadridge’s methodology for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that Broadridge’s methodology may result in a Portfolio’s being included in one peer group one year and in a different peer group the next, and in similar Portfolios being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by Broadridge provided a useful measure of comparative performance. The Board noted that while the Adviser requested that the Board be provided certain supplemental peer group performance information, Broadridge’s selection of peer funds, and its identification of a peer group, for each Portfolio for purposes of performance comparisons followed Broadridge’s independent and proprietary methodology.

In evaluating the Portfolios’ performance, the Board generally considered longer-term performance over a full market cycle (typically five years or longer, if applicable) to be more important than short-term performance and generally placed greater emphasis on investment results relative to benchmarks consistent with each Portfolio’s objective. The Board also took into account factors including general market conditions (including the amount of volatility in the market over the past year, and the concentrated market environment largely driven by the dominance of a small number of “mega cap” companies often called the “Magnificent Seven”); interest rate and inflation levels and credit conditions; the “style” in which the Portfolios are managed, as applicable, and whether that style is in or out of favor in the market; the relative sizes of the Portfolios; issuer-specific information; and fund cash flows. In this regard, the Board also noted how selecting different time periods for performance calculations

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(for example, whether a one-year period is from December to December or March to March) can produce significantly different results in terms of a Portfolio’s returns and peer ranking on a relative basis, particularly during periods of market volatility. The Board also recognized that market and economic conditions may significantly impact a Portfolio’s performance, particularly over shorter periods, and such performance may be more reflective of such market or economic conditions and not necessarily reflective of management skill. The Board further acknowledged that longer-term performance could be impacted by even one period of significant outperformance or underperformance. The Board also considered that variations in performance among a Portfolio’s operating classes reflect variations in class expenses, which result in lower performance for higher expense classes.

The following paragraphs, in which the Portfolios are grouped by investment strategy (for example, allocation strategies, “passive” strategies, “pactive” strategies, and active strategies), provide additional information that the Board considered in evaluating the performance of each Portfolio.

Allocation Portfolios

With respect to the performance of the Strategic Allocation Portfolios, the EQ Allocation Portfolios, the Target Allocation Portfolios, the MF/ETF Portfolios, and the 1290 VT Moderate Growth Allocation and EQ/All Asset Growth Allocation Portfolios, the Board considered that each Portfolio operates as a fund-of-funds managed by the Adviser and invests in securities of other mutual funds and/or exchange-traded securities of other investment companies or investment vehicles (referred to collectively as “underlying portfolios”) and recognized, therefore, that each Portfolio’s performance is based, in part, on the total returns of the underlying portfolios in which it invests. The Board also considered that each Portfolio allocates its assets between equity and fixed income investments (and, in the case of the EQ/All Asset Growth Allocation Portfolio, alternative investments) through its investments in underlying portfolios. The Board noted that the underlying portfolios in which each Portfolio other than the 1290 VT Moderate Growth Allocation Portfolio may invest include series of the Trust and/or 1290 Funds.

In evaluating the performance of the Equitable Conservative Growth MF/ETF Portfolio, the Board also noted that, in August 2022, the Portfolio had changed from a sub-advised fund to a fund-of-funds managed by the Adviser, and had changed its investment objective, policies and strategy, fee and expense structure, performance benchmark, and name. Therefore, the Board focused on the Portfolio’s performance since that time.

The Board also noted that the Equitable Growth MF/ETF and Equitable Moderate Growth MF/ETF Portfolios had only a short operating history on which to evaluate performance.

With respect to the performance of the EQ/AB Dynamic Aggressive Growth, EQ/AB Dynamic Growth, EQ/AB Dynamic Moderate Growth, EQ/American Century Moderate Growth Allocation, EQ/Franklin Moderate Allocation, EQ/Goldman Sachs Growth Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/Invesco Moderate Allocation, EQ/Invesco Moderate Growth Allocation and EQ/JPMorgan Growth Allocation Portfolios, the Board considered that each Portfolio allocates its assets between equity and fixed income investments and is advised by a single Sub-Adviser.

The Board further considered that certain of the underlying portfolios in which each of the Strategic Allocation Portfolios and the EQ Allocation Portfolios invests may employ a tactical volatility management strategy that is intended to reduce the volatility associated with investing in equity securities in an effort to produce more favorable risk-adjusted returns over extended market cycles. The Board also noted that the funds in a Portfolio’s peer group may employ volatility management strategies different from those employed by underlying portfolios in which the Portfolio invests.

The Board further considered that, in connection with the Portfolio’s investment strategy, each of the 1290 VT Moderate Growth Allocation, EQ/AB Dynamic Aggressive Growth, EQ/AB Dynamic Growth, EQ/AB Dynamic Moderate Growth, EQ/American Century Moderate Growth Allocation, EQ/Franklin Moderate Allocation, EQ/Goldman Sachs Growth Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/Invesco Moderate Allocation, EQ/Invesco Moderate Growth Allocation and EQ/JPMorgan Growth Allocation Portfolios may employ distinct volatility management techniques. The Board also noted that the funds in a Portfolio’s peer group may employ volatility management strategies different from those employed by the Portfolio.

The Board also factored into its evaluation of a Portfolio’s performance the limitations inherent in comparing the performance of asset allocation funds, such as the Portfolios, which may invest in equity and fixed income (and, as applicable, alternative) investments, to the performance of a benchmark that consists entirely of equity or fixed income securities and to the performance of a peer group that includes funds that may allocate their assets

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between equity and fixed income investments in different percentages over time than the Portfolio and among other asset classes. In this respect, the Board noted that, for each Portfolio other than a Target Allocation Portfolio, the Adviser had developed and implemented a custom blended benchmark that has weighted levels of exposure to equity and fixed income (and, as applicable, alternative) securities. The Board considered each such Portfolio’s blended benchmark in evaluating the Portfolio’s performance. The Board also factored into its evaluation of each Target Allocation Portfolio’s performance that, although the Portfolio’s benchmark may correspond to a particular target retirement date, it may have levels of exposure to equity and debt securities that vary from the Portfolio’s asset allocation over time.

In evaluating the performance of the EQ/Franklin Moderate Allocation Portfolio, the Board also noted that, at the July 22-23, 2025 meeting, the Adviser had proposed, and the Board had approved, certain changes with respect to the Portfolio, including: (i) a change in the Portfolio’s name to “EQ/JPMorgan Hedged Equity and Premium Income Portfolio” and corresponding changes to the Portfolio’s investment objective and principal investment strategy; (ii) the termination of Franklin Advisers as sub-adviser to the Portfolio; and (iii) an amendment to the Advisory Agreement between the Trust and the Adviser with respect to the Portfolio to reflect a decrease in the investment advisory fee rate. The Board further noted that, in accordance with the changes, effective on or about October 27, 2025, the Portfolio would be restructured from a fund that allocates its assets between equity and fixed income investments and is advised by a single Sub-Adviser to a fund-of-funds managed by the Adviser.

The Board and the Adviser discussed the performance of each Portfolio, including whether each Portfolio had performed as expected over time. The Board and the Adviser also discussed, where applicable, the reasons for a Portfolio’s underperformance for certain periods relative to its peer group and/or benchmark and/or blended benchmark, as applicable, and efforts to improve the Portfolio’s performance. Where applicable, the Board also considered, with respect to each sub-advised Portfolio, steps that the Adviser and the relevant Sub-Adviser had taken to address a Portfolio’s performance, including any changes to the portfolio managers advising a Portfolio and any changes to the investment strategies of a Portfolio, including, for certain Sub-Advisers, enhancements to their volatility management model, and the performance results of the Portfolio since the date of such changes. Where applicable, the Board also considered, with respect to each fund-of-funds Portfolio, steps that the Adviser had taken to address a Portfolio’s performance, including any changes to the investment strategies of a Portfolio or to the underlying portfolios in which a Portfolio invests, and the performance results of the Portfolio since the date of such changes. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of a Portfolio’s Agreement(s) and that, after considering all relevant factors, it can reach a decision to renew an Agreement notwithstanding a Portfolio’s relative underperformance.

Based on its review and the explanations provided by the Adviser and, where applicable, the relevant Sub-Adviser regarding the performance of each Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Adviser’s and, where applicable, the relevant Sub-Adviser’s continued management of the Portfolio.2

“Passive” with Managed Volatility Portfolios

With respect to the performance of the ATM International Managed Volatility, ATM Large Cap Managed Volatility, ATM Mid Cap Managed Volatility, ATM Small Cap Managed Volatility, EQ/400 Managed Volatility, EQ/500 Managed Volatility, EQ/2000 Managed Volatility and EQ/International Managed Volatility Portfolios, the Board considered that each Portfolio follows an investment strategy under which the Portfolio is normally divided into two portions, one of which uses an indexing (or “passive”) strategy to seek to track the performance (before fees and expenses) of the Portfolio’s benchmark, and the other of which seeks to tactically manage equity exposure in the Portfolio based on the level of volatility in the market. The Board further considered that each Portfolio’s tactical volatility management strategy is intended to reduce the volatility associated with investing in equity securities in an effort to produce more favorable risk-adjusted returns over extended market cycles. The Board also noted that each Portfolio employs an active, daily volatility monitoring and management process, which distinguishes it from traditional passive management strategies. The Board also noted that the funds in a Portfolio’s peer group may employ volatility management strategies different from those employed by the Portfolio and that a Portfolio’s managed volatility peer group may include funds with passive management strategies as well as funds with active management strategies. The Board also noted that each Portfolio may invest in exchange-traded securities of other investment companies or investment vehicles (“ETFs”).

[2]

The Board noted that the Sub-Advisory Agreement between the Adviser and Franklin Advisers with respect to the EQ/Franklin Moderate Allocation Portfolio would remain in effect only until the Portfolio’s restructuring.

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The Board and the Adviser discussed the performance of each Portfolio, including whether each Portfolio had performed as expected over time. The Board and the Adviser also discussed, where applicable, the reasons for a Portfolio’s underperformance for certain periods relative to its peer group and/or benchmark, as applicable, and efforts to improve the Portfolio’s performance. Where applicable, the Board also considered steps that the Adviser and the Sub-Adviser(s) had taken to address a Portfolio’s performance, including any changes to the investment strategies of a Portfolio, and the performance results of the Portfolio since the date of such changes. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of a Portfolio’s Agreements and that, after considering all relevant factors, it can reach a decision to renew an Agreement notwithstanding a Portfolio’s relative underperformance.

Based on its review and the explanations provided by the Adviser and the relevant Sub-Adviser(s) regarding the performance of each Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Adviser’s and each Sub-Adviser’s continued management of the Portfolio.

“Passive” without Managed Volatility Portfolios

With respect to the performance of the 1290 VT Natural Resources and 1290 VT Real Estate Portfolios, the Board considered that each Portfolio seeks to track the performance (before fees and expenses) of its benchmark. With respect to the performance of the 1290 VT Socially Responsible Portfolio, the Board considered that the Portfolio seeks to track the investment results of a benchmark consisting of a universe of securities that have positive ESG characteristics. With respect to the performance of the 1290 VT Convertible Securities, EQ/Common Stock Index, EQ/Core Bond Index, EQ/Equity 500 Index, EQ/Intermediate Corporate Bond, EQ/Intermediate Government Bond, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Long-Term Bond, EQ/Mid Cap Index and EQ/Small Company Index Portfolios, the Board considered that each Portfolio seeks to achieve a total return (before fees and expenses) that approximates the total return performance of its benchmark. The Board noted that each Portfolio uses an indexing (or “passive”) strategy. The Board also noted that each Portfolio’s performance was expected to vary from (and generally was expected to be lower than) that of its benchmark due to fees, management of cash flows, transaction costs, valuation and other factors, which affect the Portfolio but not the benchmark.

The Board also took into account that peer groups in which Broadridge placed certain Portfolios for comparison purposes include only funds with passive management strategies, whereas peer groups in which Broadridge placed other Portfolios for comparison purposes include funds with passive management strategies as well as funds with active management strategies.

In evaluating the performance of the 1290 VT Convertible Securities Portfolio, the Board also noted that, in June 2021, the Portfolio had converted from an investment strategy under which the Portfolio’s assets normally were allocated between two portions, one of which was actively managed and the other of which was invested in passively managed ETFs, to an entirely passive management strategy; the Portfolio had replaced its Sub-Adviser; and the Portfolio had changed its investment objective, performance benchmark, and fee and expense structure. Therefore, the Board focused on the Portfolio’s performance since that time.

In evaluating the performance of the 1290 VT Socially Responsible Portfolio, the Board also took into account that the Portfolio is a specialty portfolio that offers a unique investment strategy and enhances the range of investment options available to investors.

The Board also noted that the EQ/Intermediate Corporate Bond and EQ/Long-Term Bond Portfolios had only a short operating history on which to evaluate performance.

The Board and the Adviser discussed the performance of each Portfolio, including whether each Portfolio had performed as expected over time, and the extent to which each Portfolio had achieved its objective, as described above. In this connection, the Board also considered information on the correlation and tracking error between each Portfolio and its respective benchmark over various time periods, as well as the Adviser’s and the relevant Sub-Adviser’s views and explanations of this information.

Based on its review and the explanations provided by the Adviser and the relevant Sub-Adviser regarding the performance of each Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Adviser’s and the Sub-Adviser’s continued management of the Portfolio.

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“Pactive” with Managed Volatility Portfolios

With respect to the performance of the EQ/ClearBridge Select Equity Managed Volatility, EQ/Franklin Small Cap Value Managed Volatility, EQ/Global Equity Managed Volatility, EQ/International Core Managed Volatility, EQ/International Value Managed Volatility, EQ/Large Cap Core Managed Volatility, EQ/Large Cap Growth Managed Volatility, EQ/Large Cap Value Managed Volatility and EQ/Mid Cap Value Managed Volatility Portfolios, the Board considered that each Portfolio follows an investment strategy under which the Portfolio’s assets normally are allocated among multiple Sub-Advisers, each of which manages its portion of the Portfolio using a different but complementary investment strategy. The Board also noted that each of the EQ/International Core Managed Volatility, EQ/International Value Managed Volatility, EQ/Large Cap Core Managed Volatility, EQ/Large Cap Growth Managed Volatility, EQ/Large Cap Value Managed Volatility and EQ/Mid Cap Value Managed Volatility Portfolios may invest in ETFs.

The Board noted that each Portfolio uses a combination of active and passive (or “pactive”) investment strategies. The Board also considered that, in connection with the pactive investment strategy, each Portfolio may employ various volatility management techniques, including the use of futures and options to manage equity exposure. The Board further considered that each Portfolio’s volatility management strategy is intended to reduce the volatility associated with investing in equity securities in an effort to produce more favorable risk-adjusted returns over extended market cycles. The Board also noted that the funds in a Portfolio’s peer group may or may not employ an investment strategy similar to the Portfolio’s that includes active, passive and (in the case of certain Portfolios) ETF components, and that the funds in a Portfolio’s peer group may employ volatility management strategies different from those employed by the Portfolio.

For each of the EQ/Large Cap Core Managed Volatility, EQ/Large Cap Growth Managed Volatility and EQ/Large Cap Value Managed Volatility Portfolios, the Board also noted that, within the past five years, the Adviser had replaced a Sub-Adviser managing a portion of the Portfolio and, therefore, the Board considered the recent Sub-Adviser change in reviewing the Portfolio’s performance.

In addition, the Board considered the performance of the allocated portions of each Portfolio managed by different Sub-Advisers and whether the performance of the portions allocated to each of the Sub-Advisers met the Board’s expectations as to the compatibility of the Sub-Advisers’ different investment strategies and styles and the contributions of each to the overall Portfolio strategy and performance. The Board noted that the Sub-Advisers that pursue active investment strategies on behalf of the “pactive” Portfolios may pursue more aggressive investment strategies that are designed to be complementary to the associated index strategies, and that these Sub-Advisers may invest a greater percentage of their allocated portions in particular issuers and industries; as a result, these active investment strategies tend to exhibit more performance volatility from year to year.

The Board and the Adviser discussed the performance of each Portfolio and each allocated portion thereof, including whether each Portfolio and allocated portion had performed as expected over time. The Board and the Adviser also discussed, where applicable, the reasons for a Portfolio’s or an allocated portion’s underperformance for certain periods relative to its peer group and/or benchmark, as applicable, and efforts to improve the Portfolio’s or allocated portion’s performance. Where applicable, the Board also considered steps that the Adviser and the Sub-Advisers had taken to address a Portfolio’s or an allocated portion’s performance, including any changes or additions to the Sub-Advisers or portfolio managers advising a Portfolio and any changes to the investment strategies of a Portfolio, and the performance results of the Portfolio or allocated portion since the date of such changes. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of a Portfolio’s Agreements and that, after considering all relevant factors, it can reach a decision to renew an Agreement notwithstanding a Portfolio’s relative underperformance.

Based on its review and the explanations provided by the Adviser and the relevant Sub-Advisers regarding the performance of each Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Adviser’s and each Sub-Adviser’s continued management of the Portfolio.

“Pactive” without Managed Volatility Portfolios

With respect to the performance of the 1290 VT High Yield Bond Portfolio, the Board considered that the Portfolio follows an investment strategy under which the Portfolio’s assets normally are allocated between two portions, one of which is actively managed and the other of which is invested in ETFs that are passively managed.

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With respect to the performance of the 1290 VT Micro Cap, 1290 VT Small Cap Value, EQ/Emerging Markets Equity PLUS, EQ/Morgan Stanley Small Cap Growth and EQ/Quality Bond PLUS Portfolios, the Board considered that each Portfolio follows an investment strategy under which the Portfolio’s assets normally are allocated among multiple Sub-Advisers, each of which manages its portion of the Portfolio using a different but complementary investment strategy, whereby one portion is actively managed and the other portion seeks to track the performance of a particular index. With respect to the performance of the EQ/AB Small Cap Growth Portfolio, the Board considered that the Portfolio follows an investment strategy under which the Portfolio’s assets normally are allocated between two portions, one of which is actively managed and the other of which seeks to track the performance of a particular index. With respect to the performance of the Multimanager Aggressive Equity, Multimanager Core Bond, and Multimanager Technology Portfolios, the Board considered that each Portfolio follows an investment strategy under which the Portfolio’s assets normally are allocated among multiple Sub-Advisers, each of which manages its portion of the Portfolio using a different but complementary investment strategy, whereby one portion of a Portfolio seeks to track the performance of a particular index, one portion of the Multimanager Technology Portfolio may invest in ETFs, and one or more other portions of a Portfolio are actively managed.

The Board noted that each Portfolio uses a combination of active and passive (or “pactive”) investment strategies. The Board also noted that the funds in a Portfolio’s peer group may or may not employ an investment strategy similar to the Portfolio’s that includes active, passive and (in the case of certain Portfolios) ETF components.

For the Multimanager Technology Portfolio, the Board also noted that the Adviser had added a Sub-Adviser in February 2023 and, therefore, the Board considered the recent Sub-Adviser addition in reviewing the Portfolio’s performance.

In addition, the Board considered the performance of the allocated portions of each Portfolio managed by different Sub-Advisers and whether the performance of the portions allocated to each of the Sub-Advisers met the Board’s expectations as to the compatibility of the Sub-Advisers’ different investment strategies and styles and the contributions of each to the overall Portfolio strategy and performance. The Board noted that the Sub-Advisers that pursue active investment strategies on behalf of the “pactive” Portfolios may pursue more aggressive investment strategies that are designed to be complementary to the associated index strategies, and that these Sub-Advisers may invest a greater percentage of their allocated portions in particular issuers and industries; as a result, these active investment strategies tend to exhibit more performance volatility from year to year.

The Board and the Adviser discussed the performance of each Portfolio and each allocated portion thereof, including whether each Portfolio and allocated portion had performed as expected over time. The Board and the Adviser also discussed, where applicable, the reasons for a Portfolio’s or an allocated portion’s underperformance for certain periods relative to its peer group and/or benchmark, as applicable, and efforts to improve the Portfolio’s or allocated portion’s performance. Where applicable, the Board also considered steps that the Adviser and the Sub-Advisers had taken to address a Portfolio’s or an allocated portion’s performance, including any changes or additions to the Sub-Advisers or portfolio managers advising a Portfolio and any changes to the investment strategies of a Portfolio, and the performance results of the Portfolio or allocated portion since the date of such changes. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of a Portfolio’s Agreements and that, after considering all relevant factors, it can reach a decision to renew an Agreement notwithstanding a Portfolio’s relative underperformance.

Based on its review and the explanations provided by the Adviser and the relevant Sub-Advisers regarding the performance of each Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Adviser’s and each Sub-Adviser’s continued management of the Portfolio.

Active Portfolios

With respect to the performance of the 1290 VT DoubleLine Opportunistic Bond, 1290 VT Equity Income, 1290 VT GAMCO Mergers & Acquisitions, 1290 VT GAMCO Small Company Value, 1290 VT SmartBeta Equity ESG, EQ/AB Short Duration Government Bond, EQ/AB Sustainable U.S. Thematic, EQ/American Century Mid Cap Value, EQ/Capital Group Research, EQ/ClearBridge Large Cap Growth ESG, EQ/Fidelity Institutional AM® Large Cap, EQ/Franklin Rising Dividends, EQ/Goldman Sachs Mid Cap Value, EQ/Invesco Comstock, EQ/Invesco Global, EQ/Invesco Global Real Assets, EQ/Janus Enterprise, EQ/JPMorgan Growth Stock, EQ/JPMorgan Value

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Opportunities, EQ/Lazard Emerging Markets Equity, EQ/Loomis Sayles Growth, EQ/MFS International Growth, EQ/MFS International Intrinsic Value, EQ/MFS Mid Cap Focused Growth, EQ/MFS Technology, EQ/MFS Utilities Series, EQ/Money Market, EQ/PIMCO Global Real Return, EQ/PIMCO Real Return, EQ/PIMCO Total Return ESG, EQ/PIMCO Ultra Short Bond, EQ/T. Rowe Price Health Sciences, EQ/Value Equity and EQ/Wellington Energy Portfolios, the Board considered that each Portfolio is actively managed and advised by a single Sub-Adviser. With respect to the performance of the EQ/Core Plus Bond Portfolio, the Board considered that the Portfolio is actively managed and advised by multiple Sub-Advisers.

With respect to the performance of the 1290 VT Multi-Alternative Strategies Portfolio, the Board considered that the Portfolio operates as a fund-of-funds managed by the Adviser and invests in ETFs (referred to as “underlying portfolios”) and recognized, therefore, that the Portfolio’s performance is based, in part, on the total returns of the underlying portfolios in which it invests.

In evaluating the performance of the 1290 VT GAMCO Mergers & Acquisitions Portfolio, the Board also took into account that the Portfolio is a specialty portfolio that offers a unique investment strategy and enhances the range of investment options available to investors and that the peer group in which the Portfolio was placed for comparison purposes includes a wider range of fund types.

The Board also noted that the EQ/AB Sustainable U.S. Thematic Portfolio integrates ESG considerations into its portfolio construction process and had only a short operating history on which to evaluate performance.

In evaluating the performance of the EQ/ClearBridge Large Cap Growth ESG Portfolio, the Board also noted that, prior to March 2022, the Portfolio did not integrate ESG considerations into its portfolio construction process to the same extent.

In evaluating the performance of the EQ/Core Plus Bond Portfolio, the Board also noted that, in May 2020, the Portfolio had changed from a fund-of-funds managed by the Adviser to a fund that invests directly in securities and other instruments and is actively managed by multiple Sub-Advisers, and had implemented a new investment strategy and changed its investment objective, performance benchmark, and fee and expense structure. Therefore, the Board focused on the Portfolio’s performance since that time. In addition, the Board considered the performance of the portions of the Portfolio managed by different Sub-Advisers and whether the performance of the portions managed by each of the Sub-Advisers met the Board’s expectations as to the compatibility of the Sub-Advisers’ investment strategies and styles and the contributions of each to the overall Portfolio strategy and performance.

In evaluating the performance of the EQ/Invesco Global Real Assets Portfolio, the Board also noted that the Portfolio had modified its investment strategy in May 2021 and changed its benchmark in June 2021 and, therefore, the Board focused on the Portfolio’s performance since that time.

In evaluating the performance of the EQ/JPMorgan Growth Stock Portfolio, the Board also noted that the Portfolio had replaced its Sub-Adviser and modified its investment strategy in July 2023 and, therefore, the Board focused on the Portfolio’s performance since that time.

In evaluating the performance of the EQ/PIMCO Total Return ESG Portfolio, the Board also noted that, prior to March 2022, the Portfolio did not integrate ESG considerations into its portfolio construction process.

In evaluating the performance of the EQ/Value Equity Portfolio, the Board also noted that the Portfolio had replaced its Sub-Adviser, modified its investment strategy, and changed its fee structure in February 2021 and, therefore, the Board focused on the Portfolio’s performance since that time.

The Board and the Adviser discussed the performance of each Portfolio, including whether each Portfolio (or allocated portion thereof) had performed as expected over time. The Board and the Adviser also discussed, where applicable, the reasons for a Portfolio’s (or an allocated portion’s) underperformance for certain periods relative to its peer group and/or benchmark, as applicable, and efforts to improve the Portfolio’s (or allocated portion’s) performance. Where applicable, the Board also considered, with respect to each sub-advised Portfolio, steps that the Adviser and the Sub-Adviser(s) had taken to address a Portfolio’s (or an allocated portion’s) performance, including any changes to the Sub-Adviser(s) or portfolio managers advising a Portfolio and any changes to the investment strategies of a Portfolio, and the performance results of the Portfolio (or allocated portion) since the date of such changes. The Board also considered, with respect to the fund-of-funds Portfolio, steps that the Adviser had taken to address the Portfolio’s performance, including any changes to the investment strategies of the Portfolio or to the underlying portfolios in which the Portfolio invests, and the performance results of the

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Portfolio since the date of such changes. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of a Portfolio’s Agreement(s) and that, after considering all relevant factors, it can reach a decision to renew an Agreement notwithstanding a Portfolio’s relative underperformance.

Based on its review and the explanations provided by the Adviser and, where applicable, the relevant Sub-Adviser(s) regarding the performance of each Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Adviser’s and, where applicable, the (or each) relevant Sub-Adviser’s continued management of the Portfolio.

All Portfolios

Based on its review, the Board determined, with respect to each Portfolio, that the nature, quality and extent of the overall services provided by the Adviser, the relevant Sub-Adviser(s) and, where applicable, their respective affiliates were appropriate for the Portfolio in light of its investment objective(s) and, thus, supported a decision to approve the renewal of the Agreement(s).

Fees and Expenses

The Board considered each Portfolio’s advisory fee and, where applicable, sub-advisory fee(s) in light of the nature, quality and extent of the overall services provided by the Adviser and, where applicable, the relevant Sub-Adviser(s). The Board also reviewed comparative fee and expense information for each Portfolio provided to the Board by Broadridge. The information provided by Broadridge included an analysis of how each Portfolio’s contractual advisory fee, actual advisory fee, other expense components, and total expense ratio compared with those of peer groups of other mutual funds selected by Broadridge as constituting an appropriate expense comparison for the Portfolio (typically, both a smaller expense “group” of funds selected for similarity in terms of asset size as well as other factors, and a broader expense “universe” consisting of a larger group of funds more broadly comparable to the Portfolio) (a Portfolio’s “Broadridge category”). For each Portfolio, Broadridge provided information on the Portfolio’s contractual advisory fee in comparison with the contractual advisory fee that would have been charged by other funds within a Broadridge category assuming the other funds were similar in size to the Portfolio, as well as information on the Portfolio’s actual advisory fee and total expense ratio in comparison with those of other funds within a Broadridge category. The advisory fee analysis includes within such fee any separate administrative fee paid by a fund, including the administrative fee a Portfolio paid to EIM LLC, an affiliate of the Adviser, in its capacity as administrator for the Portfolio. The contractual advisory fee analysis does not take into account any fee reimbursements or waivers, whereas the actual advisory fee analysis does take into account any advisory (including any administrative) fee reimbursements or waivers that benefit a fund. The total expense ratio represents a fund’s total net operating expenses and takes into account any expense reimbursements or fee waivers that benefit a fund. Broadridge provided, and the Board considered, total expense ratio comparisons including and excluding any 12b-1 or non-12b-1 service fees and, as applicable, including fees and expenses of any underlying funds in which a fund invests. Broadridge also provided, and the Board considered, comparisons to managed volatility Broadridge categories for the Portfolios that pursue volatility management strategies either directly or through investments in underlying portfolios that pursue such strategies.

The Broadridge expense data was derived in part from fund financial statements available to Broadridge as of the date of its analysis. For each Portfolio, the Broadridge expense data was based upon information taken from the Portfolio’s audited financial statements for the period ended December 31, 2024, which reflect historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. Broadridge provided expense data for Class IB shares of each Portfolio other than the ATM International Managed Volatility, ATM Large Cap Managed Volatility, ATM Mid Cap Managed Volatility and ATM Small Cap Managed Volatility Portfolios (the “ATM Portfolios”). The Board reviewed the expense data for Class IB shares as a proxy for all of a Portfolio’s operational share classes. In this regard, the Board noted that the expenses for a Portfolio’s Class IB shares are generally equal to the expenses for a Portfolio’s Class IA shares (as applicable) and higher than the expenses for a Portfolio’s Class K shares (as applicable) and that the expense comparisons may differ for different share classes. For the ATM Portfolios, Broadridge provided expense data for Class K shares, the ATM Portfolios’ only operational share class.

The Board received a description of, and factored into its evaluation of each Portfolio’s fees and expenses the limitations inherent in, Broadridge’s methodology for developing and constructing Broadridge categories and for determining, from year to year, which mutual funds should be included in which Broadridge categories, among

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other things. In this regard, the Board also noted that Broadridge’s methodology may result in a Portfolio’s being included in one peer group one year and in a different peer group the next, and in similar Portfolios being included in different peer groups. The Board recognized these inherent limitations and, taking into account commentary and supporting data presented by management, also recognized that comparisons between a Portfolio and other mutual funds in a Broadridge category may not be as relevant in certain circumstances, given that in some cases a Portfolio may exhibit notable differences (for example, in its objective(s), management techniques, relative size, and operating structure) when compared to other mutual funds in a Broadridge category. The Board also noted that the number of mutual funds included in a Broadridge category may be relatively small and may differ significantly from category to category and from year to year and that the constituent mutual funds included in a Broadridge category (as well as their respective advisory/administrative fees and total expense ratios) also may differ from year to year, which can limit the relevance of the comparisons. The Board noted that it generally considered the more-narrow expense “group” comparisons to be more important in the first instance than the broader expense “universe” comparisons, but took into account the broader expense universe comparisons as well, including, among other circumstances, when the number of mutual funds in the more-narrow expense group was small or other aspects of the Portfolio differed appreciably from those of the mutual funds in the more-narrow expense group. For uniformity, the Portfolio-specific contractual advisory fee and total expense ratio comparisons provided below are relative to the broader expense universe. The Board also noted that there is no standard definition of advisory and administrative services, meaning that different mutual funds may receive different services, rendering fee and expense comparisons more difficult. Nonetheless, the Board believed that the independent analysis conducted by Broadridge assisted the Board in evaluating the reasonableness of each Portfolio’s advisory fee and total expense ratio. The Board also considered that the full effects of certain fee and expense changes that the Adviser had agreed to implement during 2024 were not reflected in the Broadridge expense data, but that all current fees and expenses of each Portfolio are disclosed as required in Portfolio offering documents.

The Board noted that the Broadridge expense groups and universes for the Portfolios excluded ETFs because ETFs have a different structure from open-end funds like the Portfolios and shares of ETFs are accessed differently by investors. The Board also noted that the Broadridge expense groups and universes for the actively managed Portfolios (other than in certain cases where Portfolios employ volatility management strategies) excluded passive, or index, funds because passive funds pursue their investment strategies differently from the actively managed Portfolios. The Board noted that, in each case, the excluded funds could have lower advisory fees and total expenses, and that including these funds in Broadridge expense groups and universes would have the effect of lowering the averages and medians of the expense measurements in the Broadridge expense groups and universes. The Board also noted that, as with performance peer groups, Broadridge’s selection of peer funds, and its identification of a peer group, for each Portfolio for purposes of fee and expense comparisons followed Broadridge’s independent and proprietary methodology.

In addition, with respect to each sub-advised Portfolio, the Board further considered the relative levels of the sub-advisory fee(s) paid by the Adviser to the relevant Sub-Adviser(s) and the advisory fee retained by the Adviser in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by the relevant Sub-Adviser(s), and the information prepared by management regarding the level of profits realized by the Adviser and its affiliates in connection with the operation of the Portfolio. The Board also considered the sub-advisory fee paid to each Sub-Adviser in light of fees charged by the Sub-Adviser to funds advised or sub-advised by the Sub-Adviser that follow investment strategies similar to those of the Portfolio (if any) and, where applicable, the rationale for differences in the Portfolio’s sub-advisory fee and the fees charged to those other funds.

Portfolio-specific contractual advisory fee and total expense ratio comparisons are provided in the following paragraphs, in which the Portfolios are grouped by investment strategy (for example, allocation strategies, “passive” strategies, “pactive” strategies, and active strategies). The total expense ratio comparisons exclude any 12b-1 or non-12b-1 service fees. For funds-of-funds Portfolios and certain other Portfolios as noted below, the total expense ratio comparisons include fees and expenses of any underlying funds in which a fund invests.

Allocation Portfolios

The Board considered that the contractual advisory fee for each of the EQ/AB Dynamic Moderate Growth, EQ/Aggressive Allocation, EQ/Aggressive Growth Strategy, EQ/All Asset Growth Allocation, EQ/Balanced Strategy, EQ/Conservative Allocation, EQ/Conservative Growth Strategy, EQ/Conservative-Plus Allocation, EQ/Conservative

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Strategy, EQ/Moderate Allocation, EQ/Moderate Growth Strategy, EQ/Ultra Conservative Strategy and Target 2015 Allocation Portfolios was at or below the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of the EQ/AB Dynamic Moderate Growth, EQ/All Asset Growth Allocation, EQ/Balanced Strategy, EQ/Conservative Strategy and EQ/Ultra Conservative Strategy Portfolios was at or below the median for the Portfolio’s respective Broadridge category, the total expense ratio for the Class IB shares of each of the EQ/Aggressive Growth Strategy, EQ/Conservative Allocation, EQ/Conservative Growth Strategy and EQ/Moderate Growth Strategy Portfolios was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category, and the total expense ratio for the Class IB shares of each of the EQ/Aggressive Allocation, EQ/Conservative-Plus Allocation, EQ/Moderate Allocation and Target 2015 Allocation Portfolios was above the median for the Portfolio’s respective Broadridge category. For each Portfolio, the total expense ratio included the fees and expenses of underlying portfolios in which the Portfolio may invest.

The Board considered that the contractual advisory fee for each of the EQ/AB Dynamic Aggressive Growth, EQ/AB Dynamic Growth, EQ/Growth Strategy, EQ/Moderate-Plus Allocation, Equitable Conservative Growth MF/ETF, Equitable Moderate Growth MF/ETF, Target 2025 Allocation, Target 2035 Allocation, Target 2045 Allocation and Target 2055 Allocation Portfolios was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of the EQ/AB Dynamic Growth Portfolio was at the median for the Portfolio’s Broadridge category, the total expense ratio for the Class IB shares of each of the EQ/AB Dynamic Aggressive Growth and EQ/Growth Strategy Portfolios was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category, and the total expense ratio for the Class IB shares of each of the EQ/Moderate-Plus Allocation, Equitable Conservative Growth MF/ETF, Equitable Moderate Growth MF/ETF, Target 2025 Allocation, Target 2035 Allocation, Target 2045 Allocation and Target 2055 Allocation Portfolios was above the median for the Portfolio’s respective Broadridge category. For each Portfolio, the total expense ratio included the fees and expenses of the underlying portfolios in which the Portfolio may invest.

The Board considered that the contractual advisory fee for each of the 1290 VT Moderate Growth Allocation, EQ/American Century Moderate Growth Allocation, EQ/Franklin Moderate Allocation, EQ/Goldman Sachs Growth Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/Invesco Moderate Allocation, EQ/Invesco Moderate Growth Allocation, EQ/JPMorgan Growth Allocation and Equitable Growth MF/ETF Portfolios was above the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of the EQ/American Century Moderate Growth Allocation, EQ/Franklin Moderate Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/Invesco Moderate Allocation, EQ/Invesco Moderate Growth Allocation and EQ/JPMorgan Growth Allocation Portfolios was at or below the median for the Portfolio’s respective Broadridge category, the total expense ratio for the Class IB shares of the EQ/Goldman Sachs Growth Allocation Portfolio was above (but within five basis points of) the median for the Portfolio’s Broadridge category, and the total expense ratio for the Class IB shares of each of the 1290 VT Moderate Growth Allocation and Equitable Growth MF/ETF Portfolios was above the median for the Portfolio’s respective Broadridge category. For each Portfolio, the total expense ratio included the fees and expenses of underlying portfolios in which the Portfolio may invest.

With respect to each of the Strategic Allocation Portfolios, the EQ Allocation Portfolios, the Target Allocation Portfolios, the MF/ETF Portfolios, and the 1290 VT Moderate Growth Allocation and EQ/All Asset Growth Allocation Portfolios, the Board also considered each Portfolio’s advisory fee rate relative to the advisory fee rates of other portfolios managed by the Adviser that, like the Portfolio, are structured as funds-of-funds, and noted that differences in the level of the fees reflected differences between a Portfolio and other funds-of-funds managed by the Adviser.

With respect to the 1290 VT Moderate Growth Allocation, EQ/AB Dynamic Aggressive Growth, EQ/AB Dynamic Growth, EQ/AB Dynamic Moderate Growth, EQ/American Century Moderate Growth Allocation, EQ/Franklin Moderate Allocation, EQ/Goldman Sachs Growth Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/Invesco Moderate Allocation, EQ/Invesco Moderate Growth Allocation and EQ/JPMorgan Growth Allocation Portfolios, the Board also noted that the funds in a Portfolio’s Broadridge category may employ volatility management strategies different from those employed by the Portfolio.

The Board further considered that the advisory fee rate schedule for each Portfolio other than the Target Allocation Portfolios and the EQ/All Asset Growth Allocation Portfolio includes breakpoints that reduce the fee rate

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as a Portfolio’s assets increase above certain levels. The Board also considered that the administrative fee rate schedule for each Portfolio (a) aggregates the assets managed by the Adviser in these Portfolios and several other Portfolios in the Trust, which is expected to reduce the likelihood that a Portfolio’s administrative fee would increase in the future if the Portfolio’s assets decline over time, and (b) includes breakpoints that reduce the fee rate as aggregate Portfolio assets increase above certain levels. The Board noted that any such reduction in a Portfolio’s effective advisory and/or administrative fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board considered that the Adviser had contractually agreed to waive all or a portion of its and its affiliates’ advisory, administrative and other fees and, if necessary, make payments to a Portfolio so that each Portfolio’s total expense ratios (excluding certain items noted in “Economies of Scale” below) do not exceed certain levels as set forth in the Portfolio’s prospectus. In this regard, the Board also noted that each Portfolio’s expense limitation arrangement includes the fees and expenses of underlying portfolios in which the Portfolio invests and, thus, such fees and expenses would not cause the Portfolio’s annual operating expenses to exceed its expense limitation. The Board also noted that, as a result of the expense limitation arrangements, the actual advisory fee for each Portfolio (except the Strategic Allocation Portfolios and the EQ/AB Dynamic Moderate Growth, EQ/Aggressive Allocation, EQ/All Asset Growth Allocation, EQ/Conservative-Plus Allocation, EQ/Moderate Allocation, EQ/Moderate-Plus Allocation, Target 2035 Allocation and Target 2045 Allocation Portfolios) was lower than the Portfolio’s contractual advisory fee.

The Board also considered that, as funds-of-funds that indirectly bear the expenses charged by the underlying portfolios in which they invest, the Strategic Allocation Portfolios, the EQ Allocation Portfolios, the Target Allocation Portfolios, the MF/ETF Portfolios, and the 1290 VT Moderate Growth Allocation and EQ/All Asset Growth Allocation Portfolios would benefit from any breakpoints in the advisory and administrative fee rate schedules for the underlying portfolios, in particular the underlying portfolios managed by the Adviser or EIM LLC.

The Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had agreed, effective October 1, 2025, to implement lower, voluntary expense limitations with respect to the EQ/Aggressive Allocation, EQ/Moderate Allocation and EQ/Moderate-Plus Allocation Portfolios. The Board also considered that the Adviser would present for the Board’s approval at its September 2025 meeting a proposal to make each of these voluntary expense limitations contractual effective May 1, 2026.

Based on its review, the Board determined, with respect to each Portfolio, that the Adviser’s advisory fee and, where applicable, the Sub-Adviser’s sub-advisory fee are fair and reasonable.

As noted above, with respect to the EQ/Franklin Moderate Allocation Portfolio, the Board also noted that, at the July 22-23, 2025 meeting, the Adviser had proposed, and the Board had approved, certain changes with respect to the Portfolio, including an amendment to the Advisory Agreement between the Trust and the Adviser with respect to the Portfolio to reflect a decrease in the investment advisory fee rate, effective on or about October 27, 2025, in connection with the Portfolio’s restructuring from a fund that allocates its assets between equity and fixed income investments and is advised by a single Sub-Adviser to a fund-of-funds managed by the Adviser.

Passive with Managed Volatility Portfolios

The Board considered that the contractual advisory fee for each of the ATM International Managed Volatility, ATM Large Cap Managed Volatility, ATM Mid Cap Managed Volatility, ATM Small Cap Managed Volatility, EQ/400 Managed Volatility, EQ/500 Managed Volatility, EQ/2000 Managed Volatility and EQ/International Managed Volatility Portfolios was below the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class K or Class IB shares (as applicable) of each of the Portfolios was below the median for the Portfolio’s respective Broadridge category. The Board also noted that each Portfolio employs an active, daily volatility monitoring and management process, which distinguishes it from traditional passive management strategies. The Board also noted that the funds in a Portfolio’s managed volatility Broadridge category may employ volatility management strategies different from those employed by the Portfolio and that a Portfolio’s managed volatility Broadridge category may include funds with passive management strategies as well as funds with active management strategies.

The Board further considered that the advisory fee rate schedule for each Portfolio includes breakpoints that reduce the fee rate as a Portfolio’s assets increase above certain levels. The Board also considered that the administrative fee rate schedule for each Portfolio (a) aggregates the assets managed by the Adviser in these Portfolios and several other Portfolios in the Trust, which is expected to reduce the likelihood that a Portfolio’s

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administrative fee would increase in the future if the Portfolio’s assets decline over time, and (b) includes breakpoints that reduce the fee rate as aggregate Portfolio assets increase above certain levels. The Board noted that any such reduction in a Portfolio’s effective advisory and/or administrative fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board considered that the Adviser had contractually agreed to waive all or a portion of its and its affiliates’ advisory, administrative and other fees and, if necessary, make payments to a Portfolio so that each Portfolio’s total expense ratios (excluding certain items noted in “Economies of Scale” below) do not exceed certain levels as set forth in the Portfolio’s prospectus. The Board also noted that, as a result of the expense limitation arrangements, the actual advisory fee for each of the ATM Mid Cap Managed Volatility, ATM Small Cap Managed Volatility and EQ/400 Managed Volatility Portfolios was lower than the Portfolio’s contractual advisory fee.

Based on its review, the Board determined, with respect to each Portfolio, that the Adviser’s advisory fee and the Sub-Advisers’ sub-advisory fees are fair and reasonable.

Passive without Managed Volatility Portfolios

The Board considered that the contractual advisory fee for each of the 1290 VT Convertible Securities, 1290 VT Natural Resources, 1290 VT Real Estate, 1290 VT Socially Responsible, EQ/Common Stock Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index and EQ/Small Company Index Portfolios was at or below the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of the 1290 VT Convertible Securities, 1290 VT Natural Resources, 1290 VT Real Estate, 1290 VT Socially Responsible, EQ/Common Stock Index and EQ/Small Company Index Portfolios was at or below the median for the Portfolio’s respective Broadridge category, the total expense ratio for the Class IB shares of the EQ/Large Cap Growth Index Portfolio was above (but within five basis points of) the median for the Portfolio’s Broadridge category, and the total expense ratio for the Class IB shares of the EQ/Large Cap Value Index Portfolio was above the median for the Portfolio’s Broadridge category.

The Board considered that the contractual advisory fee for each of the EQ/Core Bond Index, EQ/Equity 500 Index, EQ/Intermediate Corporate Bond, EQ/Intermediate Government Bond, EQ/International Equity Index, EQ/Long-Term Bond and EQ/Mid Cap Index Portfolios was above the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of the EQ/Equity 500 Index, EQ/Intermediate Government Bond, EQ/International Equity Index and EQ/Mid Cap Index Portfolios was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category, and the total expense ratio for the Class IB shares of each of the EQ/Core Bond Index, EQ/Intermediate Corporate Bond and EQ/Long-Term Bond Portfolios was above the median for the Portfolio’s respective Broadridge category.

The Board also took into account that peer groups in which certain Portfolios were placed for comparison purposes include only funds with passive management strategies, whereas peer groups in which other Portfolios were placed for comparison purposes include funds with passive management strategies as well as funds with active management strategies.

The Board further considered that the advisory fee rate schedule for each Portfolio includes breakpoints that reduce the fee rate as a Portfolio’s assets increase above certain levels. The Board also considered that the administrative fee rate schedule for each Portfolio (a) aggregates the assets managed by the Adviser in these Portfolios and several other Portfolios in the Trust, which is expected to reduce the likelihood that a Portfolio’s administrative fee would increase in the future if the Portfolio’s assets decline over time, and (b) includes breakpoints that reduce the fee rate as aggregate Portfolio assets increase above certain levels. The Board noted that any such reduction in a Portfolio’s effective advisory and/or administrative fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board considered that the Adviser had contractually agreed to waive all or a portion of its and its affiliates’ advisory, administrative and other fees and, if necessary, make payments to a Portfolio so that each Portfolio’s total expense ratios (excluding certain items noted in “Economies of Scale” below) do not exceed certain levels as set forth in the Portfolio’s prospectus. In this regard, the Board also noted that the expense limitation arrangement for each of the 1290 VT Natural Resources and EQ/International Equity Index Portfolios includes the fees and expenses of underlying portfolios in which the Portfolio may invest and, thus, such fees and expenses, if any, would not cause the Portfolio’s annual operating expenses to exceed its expense limitation. The Board also noted that, as a result of the expense limitation arrangements, the actual advisory fee for each of the 1290 VT Convertible Securities, 1290 VT Natural Resources, 1290 VT Real Estate, EQ/Common Stock Index, EQ/Core Bond Index, EQ/Equity 500 Index, EQ/Intermediate Corporate Bond, EQ/Intermediate Government Bond, EQ/International Equity Index, EQ/Long-Term Bond and EQ/Mid Cap Index Portfolios was lower than the Portfolio’s contractual advisory fee.

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The Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had agreed, effective October 1, 2025, to implement lower, voluntary expense limitations with respect to the EQ/Common Stock Index, EQ/Core Bond Index, EQ/Equity 500 Index, EQ/Intermediate Corporate Bond, EQ/Intermediate Government Bond and EQ/Long-Term Bond Portfolios. The Board also considered that the Adviser would present for the Board’s approval at its September 2025 meeting a proposal to make each of these voluntary expense limitations contractual effective May 1, 2026.

Based on its review, the Board determined, with respect to each Portfolio, that the Adviser’s advisory fee and the Sub-Adviser’s sub-advisory fee are fair and reasonable.

Pactive with Managed Volatility Portfolios

The Board considered that the contractual advisory fee for each of the EQ/International Core Managed Volatility, EQ/Large Cap Core Managed Volatility, EQ/Large Cap Growth Managed Volatility and EQ/Mid Cap Value Managed Volatility Portfolios was at or below the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of these Portfolios was below the median for the Portfolio’s respective Broadridge category.

The Board considered that the contractual advisory fee for each of the EQ/Franklin Small Cap Value Managed Volatility, EQ/International Value Managed Volatility and EQ/Large Cap Value Managed Volatility Portfolios was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of these Portfolios was below the median for the Portfolio’s respective Broadridge category.

The Board considered that the contractual advisory fee for each of the EQ/ClearBridge Select Equity Managed Volatility and EQ/Global Equity Managed Volatility Portfolios was above the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of these Portfolios was above the median for the Portfolio’s respective Broadridge category.

The Board also noted that the funds in a Portfolio’s Broadridge category may or may not employ an investment strategy similar to the Portfolio’s that includes active, passive and (in the case of certain Portfolios) ETF components, and that the funds in a Portfolio’s managed volatility Broadridge category may employ volatility management strategies different from those employed by the Portfolio.

The Board further considered that the advisory fee rate schedule for each Portfolio includes breakpoints that reduce the fee rate as a Portfolio’s assets increase above certain levels. The Board also considered that the administrative fee rate schedule for each Portfolio (a) aggregates the assets managed by the Adviser in these Portfolios and several other Portfolios in the Trust, which is expected to reduce the likelihood that a Portfolio’s administrative fee would increase in the future if the Portfolio’s assets decline over time, and (b) includes breakpoints that reduce the fee rate as aggregate Portfolio assets increase above certain levels. The Board noted that any such reduction in a Portfolio’s effective advisory and/or administrative fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board considered that the Adviser had contractually agreed to waive all or a portion of its and its affiliates’ advisory, administrative and other fees and, if necessary, make payments to a Portfolio so that each Portfolio’s total expense ratios (excluding certain items noted in “Economies of Scale” below) do not exceed certain levels as set forth in the Portfolio’s prospectus. The Board also noted that, as a result of the expense limitation arrangements, the actual advisory fee for each of the EQ/ClearBridge Select Equity Managed Volatility, EQ/Franklin Small Cap Value Managed Volatility and EQ/Global Equity Managed Volatility Portfolios was lower than the Portfolio’s contractual advisory fee.

The Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had agreed, effective October 1, 2025, to implement a lower, voluntary expense limitation with respect to the EQ/Global Equity Managed Volatility Portfolio. The Board also considered that the Adviser would present for the Board’s approval at its September 2025 meeting a proposal to make the voluntary expense limitation contractual effective May 1, 2026.

Based on its review, the Board determined, with respect to each Portfolio, that the Adviser’s advisory fee and the Sub-Advisers’ sub-advisory fees are fair and reasonable.

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Pactive without Managed Volatility Portfolios

The Board considered that the contractual advisory fee for each of the EQ/AB Small Cap Growth and EQ/Emerging Markets Equity PLUS Portfolios was below the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of these Portfolios was below the median for the Portfolio’s respective Broadridge category.

The Board considered that the contractual advisory fee for each of the EQ/Quality Bond PLUS and Multimanager Aggressive Equity Portfolios was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of these Portfolio was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category.

The Board considered that the contractual advisory fee for each of the 1290 VT High Yield Bond, 1290 VT Micro Cap, 1290 VT Small Cap Value, EQ/Morgan Stanley Small Cap Growth, Multimanager Core Bond and Multimanager Technology Portfolios was above the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of the Multimanager Technology Portfolio was below the median for the Portfolio’s Broadridge category, the total expense ratio for the Class IB shares of each of the 1290 VT High Yield Bond, 1290 VT Micro Cap, 1290 VT Small Cap Value and Multimanager Core Bond Portfolios was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category, and the total expense ratio for the Class IB shares of the EQ/Morgan Stanley Small Cap Growth Portfolio was above the median for the Portfolio’s Broadridge category.

The Board also noted that the funds in a Portfolio’s Broadridge category may or may not employ an investment strategy similar to the Portfolio’s that includes active, passive and (in the case of certain Portfolios) ETF components.

The Board further considered that the advisory fee rate schedule for each Portfolio includes breakpoints that reduce the fee rate as a Portfolio’s assets increase above certain levels. The Board also considered that the administrative fee rate schedule for each Portfolio (a) aggregates the assets managed by the Adviser in these Portfolios and several other Portfolios in the Trust, which is expected to reduce the likelihood that a Portfolio’s administrative fee would increase in the future if the Portfolio’s assets decline over time, and (b) includes breakpoints that reduce the fee rate as aggregate Portfolio assets increase above certain levels. The Board noted that any such reduction in a Portfolio’s effective advisory and/or administrative fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board considered that the Adviser had contractually agreed to waive all or a portion of its and its affiliates’ advisory, administrative and other fees and, if necessary, make payments to a Portfolio so that each Portfolio’s total expense ratios (excluding certain items noted in “Economies of Scale” below) do not exceed certain levels as set forth in the Portfolio’s prospectus. The Board also noted that, as a result of the expense limitation arrangements, the actual advisory fee for each Portfolio (except the EQ/AB Small Cap Growth, EQ/Quality Bond PLUS and Multimanager Aggressive Equity Portfolios) was lower than the Portfolio’s contractual advisory fee.

The Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had agreed, effective October 1, 2025, to implement a lower, voluntary expense limitation with respect to the EQ/Quality Bond PLUS Portfolio. The Board also considered that the Adviser would present for the Board’s approval at its September 2025 meeting a proposal to make the voluntary expense limitation contractual effective May 1, 2026.

Based on its review, the Board determined, with respect to each Portfolio, that the Adviser’s advisory fee and the Sub-Advisers’ sub-advisory fees are fair and reasonable.

Active Portfolios

The Board considered that the contractual advisory fee for each of the 1290 VT GAMCO Mergers & Acquisitions, 1290 VT SmartBeta Equity ESG, EQ/Fidelity Institutional AM® Large Cap and EQ/MFS Technology Portfolios was at or below the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of these Portfolios was below the median for the Portfolio’s respective Broadridge category.

The Board considered that the contractual advisory fee for each of the 1290 VT GAMCO Small Company Value, EQ/Franklin Rising Dividends, EQ/JPMorgan Value Opportunities, EQ/Janus Enterprise and EQ/Value Equity

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Portfolios was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of these Portfolios was below the median for the Portfolio’s respective Broadridge category.

The Board considered that the contractual advisory fee for each of the 1290 VT DoubleLine Opportunistic Bond, 1290 VT Equity Income, 1290 VT Multi-Alternative Strategies, EQ/AB Short Duration Government Bond, EQ/AB Sustainable U.S. Thematic, EQ/American Century Mid Cap Value, EQ/Capital Group Research, EQ/ClearBridge Large Cap Growth ESG, EQ/Core Plus Bond, EQ/Goldman Sachs Mid Cap Value, EQ/Invesco Comstock, EQ/Invesco Global, EQ/Invesco Global Real Assets, EQ/JPMorgan Growth Stock, EQ/Lazard Emerging Markets Equity, EQ/Loomis Sayles Growth, EQ/MFS International Growth, EQ/MFS International Intrinsic Value, EQ/MFS Mid Cap Focused Growth, EQ/MFS Utilities Series, EQ/Money Market, EQ/PIMCO Global Real Return, EQ/PIMCO Real Return, EQ/PIMCO Total Return ESG, EQ/PIMCO Ultra Short Bond, EQ/T. Rowe Price Health Sciences and EQ/Wellington Energy Portfolios was above the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of the EQ/AB Short Duration Government Bond, EQ/American Century Mid Cap Value, EQ/Invesco Global Real Assets, EQ/JPMorgan Growth Stock, EQ/Lazard Emerging Markets Equity, EQ/PIMCO Real Return, EQ/PIMCO Total Return ESG and EQ/Wellington Energy Portfolios was at or below the median for the Portfolio’s respective Broadridge category, the total expense ratio for the Class IB shares of each of the 1290 VT Equity Income, EQ/Capital Group Research, EQ/Goldman Sachs Mid Cap Value, EQ/Invesco Comstock, EQ/MFS International Growth, EQ/MFS Utilities Series, EQ/Money Market and EQ/T. Rowe Price Health Sciences Portfolios was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category, and the total expense ratio for the Class IB shares of each of the 1290 VT DoubleLine Opportunistic Bond, 1290 VT Multi-Alternative Strategies, EQ/AB Sustainable U.S. Thematic, EQ/ClearBridge Large Cap Growth ESG, EQ/Core Plus Bond, EQ/Invesco Global, EQ/Loomis Sayles Growth, EQ/MFS International Intrinsic Value, EQ/MFS Mid Cap Focused Growth, EQ/PIMCO Global Real Return and EQ/PIMCO Ultra Short Bond Portfolios was above the median for the Portfolio’s respective Broadridge category.

With respect to the 1290 VT Multi-Alternative Strategies Portfolio, the Board also considered the Portfolio’s advisory fee rate relative to the advisory fee rates of other portfolios managed by the Adviser that, like the Portfolio, are structured as funds-of-funds, and noted that differences in the level of the fees reflected differences between the Portfolio and other funds-of-funds managed by the Adviser.

The Board further considered that the advisory fee rate schedule for each Portfolio includes breakpoints that reduce the fee rate as a Portfolio’s assets increase above certain levels. The Board also considered that the administrative fee rate schedule for each Portfolio (a) aggregates the assets managed by the Adviser in these Portfolios and several other Portfolios in the Trust, which is expected to reduce the likelihood that a Portfolio’s administrative fee would increase in the future if the Portfolio’s assets decline over time, and (b) includes breakpoints that reduce the fee rate as aggregate Portfolio assets increase above certain levels. The Board noted that any such reduction in a Portfolio’s effective advisory and/or administrative fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board considered that, for each Portfolio (except the EQ/Money Market Portfolio), the Adviser had contractually agreed to waive all or a portion of its and its affiliates’ advisory, administrative and other fees and, if necessary, make payments to a Portfolio so that each Portfolio’s total expense ratios (excluding certain items noted in “Economies of Scale” below) do not exceed certain levels as set forth in the Portfolio’s prospectus. In this regard, the Board also noted that the expense limitation arrangement for each of the EQ/American Century Mid Cap Value, EQ/Core Plus Bond, EQ/Fidelity Institutional AM® Large Cap, EQ/Franklin Rising Dividends, EQ/Goldman Sachs Mid Cap Value, EQ/Invesco Global Real Assets, EQ/Lazard Emerging Markets Equity, EQ/MFS International Intrinsic Value, EQ/MFS Mid Cap Focused Growth, EQ/MFS Technology, EQ/MFS Utilities Series, EQ/PIMCO Real Return, EQ/PIMCO Total Return ESG, EQ/T. Rowe Price Health Sciences and EQ/Wellington Energy Portfolios includes the fees and expenses of underlying portfolios in which the Portfolio may invest and, thus, such fees and expenses, if any, would not cause the Portfolio’s annual operating expenses to exceed its expense limitation. The Board noted that, as a result of the expense limitation arrangements, the actual advisory fee for each Portfolio (except the 1290 VT GAMCO Small Company Value, 1290 VT SmartBeta Equity ESG, EQ/Invesco Global Real Assets, EQ/Janus Enterprise, EQ/JPMorgan Value Opportunities, EQ/MFS Technology, EQ/Money Market and EQ/Value Equity Portfolios) was lower than the Portfolio’s contractual advisory fee.

The Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had agreed, effective October 1, 2025, to implement lower, voluntary expense limitations with respect to the EQ/AB

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Short Duration Government Bond and EQ/Loomis Sayles Growth Portfolios. The Board also considered that the Adviser would present for the Board’s approval at its September 2025 meeting a proposal to make each of these voluntary expense limitations contractual effective May 1, 2026.

Based on its review, the Board determined, with respect to each Portfolio, that the Adviser’s advisory fee and, where applicable, the/each Sub-Adviser’s sub-advisory fee are fair and reasonable.

Profitability and Costs

The Board also considered the level of profits realized by the Adviser and its affiliates in connection with the operation of each Portfolio. In this respect, the Board reviewed profitability information setting forth the overall profitability of the Trust to the Adviser and its affiliates, as well as the Adviser’s and its affiliates’ profits (if any) in providing management and other services to each of the individual Portfolios during the 12-month period ended December 31, 2024, which was the most recent fiscal year for the Adviser. The Board also considered a year-over-year comparison of profitability information for the one-year periods ended December 31, 2024, 2023, and 2022.

In reviewing the Adviser’s profitability analysis, attention was given to the methodology the Adviser followed in determining and allocating costs to each Portfolio. The Board recognized that there is no uniform methodology within the asset management industry regarding the allocation of firm-wide or complex-wide expenses for determining profitability for this purpose; cost allocation methodologies are inherently subjective; and various cost allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the Adviser’s cost allocation methodology was consistent with the cost allocation methodology followed in the profitability report presentation for the Portfolios during the July 2024 annual renewal process. The Board also noted that, in consultation with and through independent legal counsel, the Board’s Audit Committee has engaged an outside consultant to conduct periodic assessments of the cost allocation methodology, including adjustments to the methodology, as part of the Board’s review of the Adviser’s profitability analysis in connection with the annual renewal process. In addition to the annual profitability report presentation and extensive discussions with management, the Board took into account the series of assessments and noted that, following each such assessment, the consultant found that the Adviser’s overall cost allocation methodology was reasonable in all material respects and generally consistent with observed industry practices. The Board also took into account management’s ongoing costs and expenditures in providing and improving services for the Portfolios, as well as the need to meet additional regulatory and compliance requirements resulting from changes in rules and other regulations and to adapt to other challenges impacting the mutual fund industry. In addition, the Board considered information prepared by management and from third-party sources comparing the profitability of the Adviser on an overall basis to the profitability of other publicly held asset managers (including asset managers similar to the Adviser) over various time periods, including information about profitability trends over time.

In addition, with respect to the sub-advised Portfolios, the Board noted that the Board and the Adviser generally are aware of the fees charged by the Sub-Advisers to other clients (this information having been provided to the Board and the Adviser by the Sub-Advisers in conjunction with the proposed renewal of the Sub-Advisory Agreements) and that the Adviser believes that the fees agreed upon with the Sub-Advisers are reasonable in light of the nature, quality and extent of the investment sub-advisory services provided. The Board acknowledged that each Sub-Adviser’s fee is paid by the Adviser and not the sub-advised Portfolio and that the Adviser is incentivized to negotiate a favorable fee. The Board also noted that many responsibilities related to the advisory function are retained by the Adviser. The Adviser further advised the Board that it does not regard Sub-Adviser profitability as meaningful to its evaluation of the Sub-Advisory Agreements. The Board acknowledged the Adviser’s view of Sub-Adviser profitability, noting the Board’s findings as to the reasonableness of the sub-advisory fees and that the fees paid to the Sub-Advisers are the product of negotiations with the Adviser and reflect levels of profitability acceptable to the Adviser and the Sub-Advisers based on the particular circumstances for each of them. The Board also noted that, with respect to AllianceBernstein, which is an affiliate of the Adviser, the Adviser provides additional information regarding the entity’s impact on the Adviser’s profitability. The Board also noted that the sub-advisory fees paid by the Adviser to AllianceBernstein are considered as possible fall-out benefits.

Based on its consideration of the factors above, the Board determined that the level of profits realized by the Adviser and its affiliates from providing services to each Portfolio was not excessive in view of the nature, quality and extent of the services provided and the risks assumed.

1376

Economies of Scale

The Board also considered whether economies of scale or efficiencies are realized by the Adviser as a Portfolio grows larger, the extent to which this is reflected in the level of advisory and administrative fees charged, and whether there is potential for realization of any further economies of scale or efficiencies. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board considered that any realized economies of scale or efficiencies may be shared with portfolios and their shareholders in a variety of ways, including: (i) breakpoints in the advisory fee or other fees so that a portfolio’s effective fee rate declines as the portfolio grows in size, (ii) subsidizing a portfolio’s expenses by waiving all or a portion of the advisory fee or other fees or making payments to the portfolio so that the portfolio’s total expense ratio does not exceed certain levels, (iii) setting the advisory fee or other fees so that a portfolio is priced to scale, which assumes that the portfolio has sufficient assets from inception to operate at a competitive fee rate without any fee waiver or expense reimbursement from the manager, and (iv) reinvestment in, and enhancements to, the services that the manager and its affiliates provide to a portfolio and its shareholders. The Board noted that the advisory fee rate schedules for all Portfolios other than the EQ/All Asset Growth Allocation Portfolio and the Target Allocation Portfolios include breakpoints that reduce the fee rate as Portfolio assets increase above certain levels and considered whether such breakpoints are set at appropriate asset levels. The Board also noted that the administrative fee rate schedules for all of the Portfolios aggregate the assets managed by the Adviser in a Portfolio and several other Portfolios in the Trust and include breakpoints that reduce the fee rate as aggregate Portfolio assets increase above certain levels and considered whether such breakpoints are set at appropriate asset levels. The Board also noted that the Adviser was subsidizing certain Portfolios’ expenses by waiving all or a portion of its and its affiliates’ advisory, administrative and other fees and, if necessary, making payments to the Portfolios so that each such Portfolio’s total expense ratios (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, fees and expenses of underlying portfolios in which the Portfolio invests (unless otherwise noted above), and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed certain contractual levels as set forth in the Portfolio’s prospectus. The Board recognized that expense limitation arrangements can have an effect similar to breakpoints in sharing economies of scale with shareholders and can provide protection from an increase in expenses if a Portfolio’s assets decline. In this connection, the Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had agreed, effective October 1, 2025, to implement lower, voluntary expense limitations for certain of the Portfolios, as noted above. In addition, the Board considered that the Adviser shares any realized economies of scale with the Portfolios in other ways, which may include setting a Portfolio’s fees so that they are priced to scale. The Board considered that the effect of this pricing strategy is that the Adviser could lose money in the early stages of a Portfolio’s operation (and bears the risk that the Portfolio will never become profitable), while the Portfolio’s shareholders receive the benefit of economies of scale that the Adviser expects the Portfolio will achieve as it grows. The Board further considered that the Adviser shares any realized economies of scale with the Portfolios through reinvestment in, and enhancements to, the services that the Adviser and its affiliates provide to the Portfolios and their shareholders, such as hiring additional personnel, providing additional resources in areas relating to management and administration of the Portfolios, and the ongoing development of the Adviser’s infrastructure and information technology to support the Portfolios through, among other things, cybersecurity, business continuity planning, and risk management. The Board also noted that the Adviser can share economies of scale with Portfolios by maintaining existing expense structures in the face of a rising cost environment.

In addition, the Board noted that the sub-advisory fee schedules for certain Sub-Advisers aggregate the assets managed by a Sub-Adviser in a Portfolio and in one or more other mutual funds for which the Sub-Adviser serves as investment sub-adviser and the Adviser or EIM LLC serves as investment adviser. The Board also noted that the sub-advisory fee schedules for certain Sub-Advisers include breakpoints that reduce the sub-advisory fee rate as applicable Portfolio assets under the Sub-Adviser’s management increase above certain levels. In this regard, the Board acknowledged that, at some levels, the breakpoints in a sub-advisory fee schedule may result in savings to the Adviser and not to investors. The Board also noted that the aggregation of assets may result in the affected Portfolio(s) reaching a breakpoint sooner than if the sub-advisory fee schedule did not aggregate assets, which also has the potential to benefit the Adviser. With respect to sub-advisory fees that do not include breakpoints, the Board considered the Sub-Advisers’ explanations that the sub-advisory fees are priced at a competitive level.

Based on its consideration of the factors above, the Board determined that there was a reasonable sharing of any realized economies of scale or efficiencies under the advisory, administrative and, as applicable, sub-advisory fee schedules at the present time.

1377

“Fall-Out” and Other Benefits

The Board also considered the extent to which fall-out benefits may accrue to the Adviser and its affiliates. In this connection, the Board considered several possible fall-out benefits and other types of benefits, including the following. The Board noted that EIM LLC, an affiliate of the Adviser, serves as the administrator for the Portfolios and receives compensation for acting in this capacity. In addition, the Board recognized that AllianceBernstein, also an affiliate of the Adviser, serves as Sub-Adviser to certain of the Portfolios and receives sub-advisory fees that are paid by the Adviser out of the fees that it earns from those Portfolios. The Board also recognized that Equitable Distributors, LLC, also an affiliate of the Adviser, serves as the underwriter for the Trust and receives from the Portfolios payments pursuant to Rule 12b-1 plans with respect to their Class IA and Class IB shares to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. Further, the Board considered that Sanford C. Bernstein & Co., LLC, a registered broker-dealer, is an affiliate of the Adviser and may, from time to time, receive brokerage commissions from the Portfolios in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, are consistent with seeking best execution. The Board also recognized that the EQ/All Asset Growth Allocation Portfolio, the Strategic Allocation Portfolios, the MF/ETF Portfolios, the EQ Allocation Portfolios, and the Target Allocation Portfolios invest in other (underlying) portfolios managed by the Adviser or EIM LLC, and in certain cases advised by an affiliated Sub-Adviser, and that these underlying portfolios pay advisory fees to the Adviser or EIM LLC (who may in certain cases pay sub-advisory fees to an affiliated Sub-Adviser) and also pay administrative fees and distribution fees to the Adviser’s administrative services and distribution affiliates. The Board also noted the aforementioned business relationships that the Adviser and/or its affiliates, including Equitable Financial Life Insurance Company, have with the Sub-Advisers and/or their affiliates in addition to the relationships involving the Portfolios. The Board also noted that the Adviser’s affiliated insurance companies, as depositors of the insurance company separate accounts investing in the Portfolios, receive certain significant tax benefits associated with such investments, including a dividend received deduction (which is a tax deduction received by a corporation, such as an insurance company, on the dividends paid to it by companies in which it has an ownership stake, such as the Portfolios whose shares are held by insurance company separate accounts), a foreign tax credit (which is a tax credit received by a shareholder for foreign income taxes paid by a Portfolio to a foreign country), and tax benefits associated with Portfolios making elections pursuant to Section 382 of the Internal Revenue Code (which limits a corporation’s use of its existing loss carryforwards following an ownership change of the corporation absent certain elections by entities that it is deemed to control, such as the Portfolios, to increase the limitations with respect to their use of their own loss carryforwards), as well as other potential benefits. The Board also considered that the Portfolios are offered as investment options through variable insurance contracts offered and sold by the Adviser’s affiliated insurance companies and that the performance of each Portfolio may impact, positively or negatively, each insurance company’s ability to hedge the risks associated with guarantees that each insurance company may provide as the issuer of such contracts. The Board also noted that the Adviser’s affiliated insurance companies and Equitable Distributors, LLC receive compensation, which may include sales charges, separate account fees and charges, and other variable contract fees and charges, from the sale and administration of these variable insurance contracts. The Board also considered that certain Portfolios are subject to certain investment controls that are designed to reduce volatility for investors and that may benefit both investors and the Adviser and its affiliates (including by making it easier for the insurance companies to hedge their risks under the guarantees). Based on its review, the Board determined that any fall-out benefits and other types of benefits that may accrue to the Adviser are fair and reasonable.

The Board also considered possible fall-out benefits and other types of benefits that may accrue to a Sub-Adviser, including the following. The Board considered that a Sub-Adviser, through its position as a Sub-Adviser to its respective Portfolio(s), may engage in “soft dollar” transactions. In addition, the Board considered that a Sub-Adviser may be affiliated with registered broker-dealers who may, from time to time, receive brokerage commissions from a Portfolio in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, are consistent with seeking best execution. In cases where a Sub-Adviser’s affiliate executed a substantial portion of its respective Portfolio’s trades, the Board also considered the Sub-Adviser’s trading experience and discussed with the Adviser its monitoring of the Sub-Adviser’s brokerage selection, commission and other trading costs, and quality of execution. The Board also noted that certain Sub-Advisers currently serve as investment sub-advisers for other funds advised by the Adviser or EIM LLC and receive sub-advisory fees with respect to those funds. The Board also recognized that a Sub-Adviser and its affiliates may sell, and earn sales commissions and/or other compensation with respect to, insurance products

1378

issued by the Adviser’s affiliated insurance companies and that the proceeds of those sales may be invested in a Portfolio. The Board also recognized that a Sub-Adviser and its affiliates may sell, and earn sales commissions and/or other compensation with respect to, other investment products issued by the Adviser or its affiliates. In addition, the Board noted that a Sub-Adviser may benefit from greater exposure in the marketplace with respect to the Sub-Adviser’s investment process and from expanding its level of assets under management, and a Sub-Adviser may derive benefits from its association with the Adviser. Based on its review, the Board determined that any fall-out benefits and other types of benefits that may accrue to the Sub-Advisers are fair and reasonable.

1379

Appendix A

The Board noted that the following information regarding each Portfolio’s performance relative to the performance of a benchmark and/or a blended benchmark and a peer group for the one-, three-, five- and ten-year periods, as applicable, and since inception periods ended March 31, 2025, supplemented other performance information (including performance based on rolling time periods) provided to the Board throughout the year and in connection with the annual renewal process. The performance results may differ from the performance results for more recent periods, including those shown in the Portfolios’ annual shareholder reports for the period ended December 31, 2025. The performance results do not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts, which would reduce the performance results.

EQ Advisors Trust Investment Performance (%)

For Periods ended March 31, 2025

	1 Year	3 Years	5 Years	10 Years
Large Cap Value
1290 VT Equity Income - IB	9.51	7.32	16.77	8.02

Lipper Equity Income Funds	7.84	6.70	15.58	8.72

Russell 1000 Index	7.82	8.65	18.47	12.18

Russell 1000 Value Index	7.18	6.64	16.15	8.79
EQ/Franklin Rising Dividends - IB	1.56	5.14	15.18

Lipper Equity Income Funds	7.84	6.70	15.58

S&P 500 Index	8.25	9.06	18.59
EQ/Invesco Comstock - IB	8.07	8.52	20.91	9.57

Lipper Multi-Cap Value Funds	5.88	6.83	17.14	8.70

Russell 1000 Index	7.82	8.65	18.47	12.18

Russell 1000 Value Index	7.18	6.64	16.15	8.79
EQ/JPMorgan Value Opportunities - IB	6.76	6.21	20.74	10.17

Lipper Multi-Cap Value Funds	5.88	6.83	17.14	8.70

Russell 1000 Index	7.82	8.65	18.47	12.18

Russell 1000 Value Index	7.18	6.64	16.15	8.79
EQ/Large Cap Value Index - IB	6.43	5.88	15.35	8.06

Lipper Multi-Cap Value Funds	5.88	6.83	17.14	8.70

Russell 1000 Index	7.82	8.65	18.47	12.18

Russell 1000 Value Index	7.18	6.64	16.15	8.79
EQ/Large Cap Value Managed Volatility - IB	5.21	6.03	13.81	8.09

Lipper Multi-Cap Value Funds	5.88	6.83	17.14	8.70

Lipper Multi-Cap Managed Volatility Funds	7.12	5.97	13.35	8.55

Russell 1000 Index	7.82	8.65	18.47	12.18

Russell 1000 Value Index	7.18	6.64	16.15	8.79

1380

	1 Year	3 Years	5 Years	10 Years
EQ/Value Equity - IB	0.47	5.67	14.42	6.46

Lipper Multi-Cap Core Funds	4.88	7.31	16.77	10.14

Russell 1000 Index	7.82	8.65	18.47	12.18

Russell 1000 Value Index	7.18	6.64	16.15	8.79

Large Cap Blend
EQ/AB Sustainable U.S. Thematic - IB	(4.50)	2.10

Lipper Multi-Cap Core Funds	4.88	7.31

S&P 500 Index	8.25	9.06
EQ/ClearBridge Select Equity Managed Volatility - IB	4.02	5.09	15.74	10.15

Lipper Multi-Cap Growth Funds	4.39	5.62	14.56	10.94

Lipper Multi-Cap Managed Volatility Funds	7.12	5.97	13.35	8.55

S&P 500 Index	8.25	9.06	18.59	12.50
EQ/Capital Group Research - IB	11.29	9.82	18.26	12.07

Lipper Multi-Cap Core Funds	4.88	7.31	16.77	10.14

S&P 500 Index	8.25	9.06	18.59	12.50
EQ/Common Stock Index - IB	6.63	7.67	17.46	11.12

Lipper Multi-Cap Core Funds	4.88	7.31	16.77	10.14

Russell 3000 Index	7.22	8.22	18.18	11.80
EQ/Equity 500 Index - IB	7.67	8.47	17.93	11.85

Lipper S&P 500 Index Funds	7.86	8.65	18.15	12.09

S&P 500 Index	8.25	9.06	18.59	12.50
EQ/Fidelity Institutional AM® Large Cap - IB	4.76	8.51	19.09

Lipper Large-Cap Core Funds	5.61	7.74	16.68

S&P 500 Index	8.25	9.06	18.59
EQ/Large Cap Core Managed Volatility - IB	5.87	7.76	16.05	11.07

Lipper Large-Cap Core Funds	5.61	7.74	16.68	11.03

Lipper Large-Cap Managed Volatility Funds	5.46	6.60	13.19	8.69

S&P 500 Index	8.25	9.06	18.59	12.50

Large Cap Growth
1290 VT Socially Responsible - IB	1.87	6.37	16.57	11.07

Lipper Large-Cap Core Funds	5.61	7.74	16.68	11.03

Russell 1000 Index	7.82	8.65	18.47	12.18

MSCI KLD 400 Social Index	2.78	7.30	17.66	12.12

Russell 1000 Growth Index	7.72	10.09	20.08	15.12

1381

	1 Year	3 Years	5 Years	10 Years
EQ/ClearBridge Large Cap Growth ESG - IB	3.69	9.50	16.82	11.70

Lipper Large-Cap Growth Funds	5.18	8.48	17.01	13.12

Russell 1000 Index	7.82	8.65	18.47	12.18

Russell 1000 Growth Index	7.72	10.09	20.08	15.12
EQ/JPMorgan Growth Stock - IB	6.06	8.45	15.08	12.04

Lipper Large-Cap Growth Funds	5.18	8.48	17.01	13.12

Russell 1000 Index	7.82	8.65	18.47	12.18

Russell 1000 Growth Index	7.72	10.09	20.08	15.12
EQ/Large Cap Growth Index - IB	6.98	9.31	19.23	14.28

Lipper Large-Cap Growth Funds	5.18	8.48	17.01	13.12

Russell 1000 Index	7.82	8.65	18.47	12.18

Russell 1000 Growth Index	7.72	10.09	20.08	15.12
EQ/Large Cap Growth Managed Volatility - IB	6.24	8.16	15.91	12.83

Lipper Large-Cap Growth Funds	5.18	8.48	17.01	13.12

Lipper Large-Cap Managed Volatility Funds	5.46	6.60	13.19	8.69

Russell 1000 Index	7.82	8.65	18.47	12.18

Russell 1000 Growth Index	7.72	10.09	20.08	15.12
EQ/Loomis Sayles Growth - IB	8.88	11.59	16.97	14.12

Lipper Large-Cap Growth Funds	5.18	8.48	17.01	13.12

Russell 1000 Index	7.82	8.65	18.47	12.18

Russell 3000 Growth Index	7.12	9.61	19.55	14.54
Multimanager Aggressive Equity - IB	3.95	6.68	16.36	12.58

Lipper Large-Cap Growth Funds	5.18	8.48	17.01	13.12

Russell 3000 Index	7.22	8.22	18.18	11.80

Russell 3000 Growth Index	7.12	9.61	19.55	14.54

Small/Mid Cap Value
1290 VT GAMCO Small Company Value - IB	(1.17)	6.46	17.81	7.95

Lipper Small-Cap Core Funds	(3.51)	1.56	15.06	6.41

Russell 3000 Index	7.22	8.22	18.18	11.80

Russell 2000 Value Index	(3.12)	0.05	15.31	6.07
1290 VT Small Cap Value - IB	12.88	7.78	22.08	8.89

Lipper Small-Cap Core Funds	(3.51)	1.56	15.06	6.41

Russell 3000 Index	7.22	8.22	18.18	11.80

Russell 2000 Value Index	(3.12)	0.05	15.31	6.07
EQ/American Century Mid Cap Value - IB	5.43	4.04	14.68

Lipper Mid-Cap Value Funds	2.92	4.92	16.74

Russell 1000 Index	7.82	8.65	18.47

Russell Midcap Value Index	2.27	3.78	16.70

1382

	1 Year	3 Years	5 Years	10 Years
EQ/Franklin Small Cap Value Managed Volatility - IB	(2.79)	0.72	12.13	6.11

Lipper Small-Cap Core Funds	(3.51)	1.56	15.06	6.41

Lipper Small-Cap Managed Volatility Funds	(1.15)	1.46	13.91	6.28

Russell 3000 Index	7.22	8.22	18.18	11.80

Russell 2000 Value Index	(3.12)	0.05	15.31	6.07
EQ/Goldman Sachs Mid Cap Value - IB	(0.57)	3.47	16.61

Lipper Mid-Cap Core Funds	(0.62)	3.87	16.18

Russell 1000 Index	7.82	8.65	18.47

Russell Midcap Value Index	2.27	3.78	16.70
EQ/Mid Cap Value Managed Volatility - IB	(0.01)	2.31	13.61	6.52

Lipper Mid-Cap Core Funds	(0.62)	3.87	16.18	7.46

Lipper Mid-Cap Managed Volatility Funds	(0.16)	4.10	12.86	7.02

Russell 1000 Index	7.82	8.65	18.47	12.18

Russell Midcap Value Index	2.27	3.78	16.70	7.62

Small/Mid Cap Blend
1290 VT Micro Cap - IB	(4.98)	(2.75)	13.04	7.47

Lipper Small-Cap Growth Funds	(5.98)	(0.67)	10.86	7.06

Russell 3000 Index	7.22	8.22	18.18	11.80

Russell Microcap Index	(7.01)	(3.49)	12.01	4.80
EQ/Mid Cap Index - IB	(3.27)	3.79	16.14	7.72

Lipper S&P Midcap 400 Index Funds	(3.22)	3.89	16.33	7.86

Russell 1000 Index	7.82	8.65	18.47	12.18

S&P MidCap 400 Index	(2.71)	4.42	16.91	8.43
EQ/Small Company Index - IB	(4.31)	0.55	13.39	6.13

Lipper Small-Cap Core Funds	(3.51)	1.56	15.06	6.41

Russell 3000 Index	7.22	8.22	18.18	11.80

Russell 2000 Index	(4.01)	0.52	13.27	6.30

Small/Mid Cap Growth
EQ/AB Small Cap Growth - IB	(7.28)	(0.74)	11.31	7.00

Lipper Small-Cap Growth Funds	(5.98)	(0.67)	10.86	7.06

Russell 3000 Index	7.22	8.22	18.18	11.80

Russell 2000 Growth Index	(4.86)	0.78	10.78	6.14
EQ/Janus Enterprise - IB	0.82	4.63	14.75	8.34

Lipper Mid-Cap Growth Funds	(2.08)	1.97	12.34	8.87

Russell 1000 Index	7.82	8.65	18.47	12.18

Russell Midcap Growth Index	3.57	6.16	14.86	10.14

1383

	1 Year	3 Years	5 Years	10 Years
EQ/MFS Mid Cap Focused Growth - IB	1.49	5.98	12.97

Lipper Multi-Cap Growth Funds	4.39	5.62	14.56

Russell 1000 Index	7.82	8.65	18.47

Russell Midcap Growth Index	3.57	6.16	14.86
EQ/Morgan Stanley Small Cap Growth - IB	3.87	0.20	15.75	9.78

Lipper Small-Cap Growth Funds	(5.98)	(0.67)	10.86	7.06

Russell 3000 Index	7.22	8.22	18.18	11.80

Russell 2000 Growth Index	(4.86)	0.78	10.78	6.14

Specialty
1290 VT Convertible Securities - IB	6.66	1.65	9.55	6.61

Lipper Specialty/Miscellaneous Funds	6.89	3.71	13.73	7.58

Bloomberg U.S. Aggregate Bond Index	4.88	0.52	(0.40)	1.46

Bloomberg U.S. Convertible Liquid Bond Index	7.19	2.23	12.78	9.26
1290 VT GAMCO Mergers and Acquisitions - IB	9.76	5.46	9.23	4.12

Lipper Specialty/Miscellaneous Funds	6.89	3.71	13.73	7.58

S&P 500 Index	8.25	9.06	18.59	12.50

S&P Long-Only Merger Arbitrage Index	4.11	2.48	3.80	3.55
1290 VT Multi-Alternative Strategies - IB	6.48	1.25	4.87

Lipper Alternative Other Funds	5.01	3.42	7.61

Bloomberg U.S. Aggregate Bond Index	4.88	0.52	(0.40)

ICE BofA U.S. 3-Month Treasury Bill Index	5.00	4.26	2.57
1290 VT Natural Resources - IB	(0.84)	2.78	20.11	5.15

Lipper Natural Resources Funds	1.60	4.19	24.49	3.53

MSCI World (Net) Index	7.04	7.58	16.13	9.50

MSCI World Commodity Producers (Net) Index	(0.62)	2.78	20.77	5.62
1290 VT Real Estate - IB	3.88	(4.22)	6.09	1.83

Lipper Global Real Estate Funds	2.29	(3.87)	6.67	2.36

MSCI World (Net) Index	7.04	7.58	16.13	9.50

FTSE EPRA/NAREIT Developed Index	4.99	(3.29)	7.25	2.96
EQ/Invesco Global Real Assets - IB	9.23	1.43	9.52

Lipper Global Real Estate Funds	2.29	(3.87)	6.67

MSCI World (Net) Index	7.04	7.58	16.13

S&P Real Assets Equity (Net) Index	9.01	0.11	10.82
EQ/MFS Technology - IB	3.53	10.35	16.88

Lipper Science & Technology Funds	2.74	8.58	17.47

S&P 500 Index	8.25	9.06	18.59

S&P North American Technology Sector Index	4.53	12.17	21.42

1384

	1 Year	3 Years	5 Years	10 Years
EQ/MFS Utilities Series - IB	13.58	2.20	10.01

Lipper Utility Funds	20.52	5.47	11.57

S&P 500 Index	8.25	9.06	18.59

MSCI ACWI Utilities (Net) Index	17.39	4.09	8.93
EQ/T. Rowe Price Health Sciences - IB	(6.86)	0.05	7.86

Lipper Health/Biotechnology Funds	(3.32)	1.36	8.80

Russell 3000 Index	7.22	8.22	18.18

Russell 3000 Health Care Index	(0.96)	2.84	11.02

S&P 500 Index	8.25	9.06	18.59
EQ/Wellington Energy - IB	7.07	11.43	24.51

Lipper Natural Resources Funds	1.60	4.19	24.49

MSCI World (Net) Index	7.04	7.58	16.13

MSCI ACWI Energy (Net) Index	1.45	8.57	21.85
Multimanager Technology - IB	1.99	6.24	17.18	15.92

Lipper Science & Technology Funds	2.74	8.58	17.47	14.49

Russell 1000 Index	7.82	8.65	18.47	12.18

S&P North American Technology Sector Index	4.53	12.17	21.42	19.07
International/Global Stocks 1290 VT SmartBeta Equity ESG - IB	9.17	7.25	14.38	9.27

Lipper Global Large-Cap Core Funds	5.09	6.24	13.58	8.28

MSCI World (Net) Index	7.04	7.58	16.13	9.50
EQ/Emerging Markets Equity PLUS - IB	6.42	1.05	8.51	2.80

Lipper Emerging Markets Funds	6.78	1.77	7.94	3.57

MSCI Emerging Markets (Gross Dividends) Index	8.65	1.91	8.38	4.11
EQ/Global Equity Managed Volatility - IB	3.98	5.67	12.04	6.97

Lipper Global Large-Cap Core Funds	5.09	6.24	13.58	8.28

Lipper Global Multi- & Large-Cap Managed Volatility Funds	9.83	7.30	12.36	7.09

MSCI ACWI (Net) Index	7.15	6.91	15.18	8.84
EQ/International Core Managed Volatility - IB	5.09	6.09	11.21	4.84

Lipper International Large-Cap Core Funds	5.39	6.17	11.66	5.18

Lipper International Multi- & Large-Cap Managed Volatility Funds	7.77	5.70	10.10	4.34

MSCI EAFE Index	4.88	6.05	11.77	5.40
EQ/International Equity Index - IB	5.25	8.11	12.74	5.16

Lipper International Large-Cap Core Funds	5.39	6.17	11.66	5.18

MSCI EAFE Index	4.88	6.05	11.77	5.40

40% EuroSTOXX50/25% FTSE 100/25% TOPIX/10% S&P ASX 200	5.75	8.42	13.55	5.89

1385

	1 Year	3 Years	5 Years	10 Years
EQ/International Value Managed Volatility - IB	3.87	6.52	12.04	4.17

Lipper International Large-Cap Value Funds	10.55	8.67	14.24	5.13

Lipper International Multi- & Large-Cap Managed Volatility Funds	7.77	5.70	10.10	4.34

MSCI EAFE Index	4.88	6.05	11.77	5.40

40% EuroSTOXX50/25% FTSE 100/25% TOPIX/10% S&P ASX 200	5.75	8.42	13.55	5.89
EQ/Invesco Global - IB	(1.63)	5.76	13.13	7.95

Lipper Global Large-Cap Growth Funds	2.00	6.54	13.74	8.68

MSCI ACWI (Net) Index	7.15	6.91	15.18	8.84

MSCI ACWI Growth (Net) Index	5.70	6.83	15.36	10.62
EQ/Lazard Emerging Markets Equity - IB	11.06	7.08	11.96

Lipper Emerging Markets Funds	6.78	1.77	7.94

MSCI Emerging Markets (Net Dividends) Index	8.09	1.44	7.94
EQ/MFS International Growth - IB	7.70	6.08	11.21	7.42

Lipper International Large-Cap Growth Funds	1.53	2.85	9.14	4.99

MSCI ACWI ex USA (Net) Index	6.09	4.48	10.92	4.98

MSCI ACWI ex USA Growth (Net) Index	1.15	1.75	8.11	5.06
EQ/MFS International Intrinsic Value - IB	7.94	6.05	9.68

Lipper International Multi-Cap Growth Funds	1.29	3.46	9.15

MSCI EAFE Index	4.88	6.05	11.77

MSCI EAFE Value (Net) Index	12.85	9.69	14.77

Investment Grade Bonds
1290 VT DoubleLine Opportunistic Bond - IB	5.13	0.79	1.11

Lipper Core Plus Bond Funds	5.01	0.37	0.51

Bloomberg U.S. Aggregate Bond Index	4.88	0.52	(0.40)
EQ/AB Short Duration Government Bond - IB	4.86	3.15	1.75	1.21

Lipper Short Investment Grade Debt Funds	5.70	3.37	2.37	1.82

Bloomberg U.S. Aggregate Bond Index	4.88	0.52	(0.40)	1.46

ICE BofA 1-year U.S. Treasury Note Index	5.17	3.55	1.96	1.77
EQ/Core Bond Index - IB	4.98	1.57	0.27	1.21

Lipper Core Bond Funds	4.90	0.45	0.06	1.49

Bloomberg U.S. Aggregate Bond Index	4.88	0.52	(0.40)	1.46

Bloomberg U.S. Intermediate Government/Credit Bond Index	5.65	2.18	0.86	1.81
EQ/Core Plus Bond - IB	3.48	(1.12)	1.00	1.43

Lipper Core Plus Bond Funds	5.01	0.37	0.51	1.68

Bloomberg U.S. Aggregate Bond Index	4.88	0.52	(0.40)	1.46

1386

	1 Year	3 Years	5 Years	10 Years
EQ/Intermediate Corporate Bond - IB	5.77

Lipper Core Plus Bond Funds	5.01

Bloomberg U.S. Aggregate Bond Index	4.88

Bloomberg U.S. Credit Corporate 5-10 Year Index	6.24
EQ/Intermediate Government Bond - IB	4.65	1.41	(0.33)	0.74

Lipper Intermediate U.S. Government Funds	4.82	0.41	(0.63)	0.97

Bloomberg U.S. Aggregate Bond Index	4.88	0.52	(0.40)	1.46

Bloomberg U.S. Intermediate Government Bond Index	5.35	1.79	(0.03)	1.36
EQ/Long-Term Bond - IB	0.80	(5.17)

Lipper General Bond Funds	5.60	1.35

Bloomberg U.S. Aggregate Bond Index	4.88	0.52

Bloomberg U.S. Long Government/Credit Bond Index	1.72	(4.51)
EQ/PIMCO Global Real Return - IB	2.15	(2.94)	0.48	1.70

Lipper Inflation Protected Bond Funds	5.39	(0.44)	2.24	2.03

Bloomberg Global Aggregate Index	3.05	(1.63)	(1.38)	0.61

Bloomberg World Government Inflation-Linked Bond Index	2.03	(3.13)	0.31	1.99
EQ/PIMCO Real Return - IB	6.51	0.01	2.73

Lipper Inflation Protected Bond Funds	5.39	(0.44)	2.24

Bloomberg U.S. Aggregate Bond Index	4.88	0.52	(0.40)

Bloomberg U.S. Treasury Inflation-Linked Bond Index	6.17	0.06	2.36
EQ/PIMCO Total Return ESG - IB	5.48	0.52	0.06

Lipper Core Plus Bond Funds	5.01	0.37	0.51

Bloomberg U.S. Aggregate Bond Index	4.88	0.52	(0.40)
EQ/PIMCO Ultra Short Bond - IB	5.13	4.33	3.01	1.95

Lipper Ultra-Short Obligations Funds	4.92	3.87	2.27	1.56

Bloomberg U.S. Aggregate Bond Index	4.88	0.52	(0.40)	1.46

ICE BofA U.S. 3-Month Treasury Bill Index	5.00	4.26	2.57	1.88
EQ/Quality Bond PLUS - IB	4.63	0.80	(0.53)	0.82

Lipper Core Bond Funds	4.90	0.45	0.06	1.49

Bloomberg U.S. Aggregate Bond Index	4.88	0.52	(0.40)	1.46

Bloomberg U.S. Intermediate Government Bond Index	5.35	1.79	(0.03)	1.36
Multimanager Core Bond - IB	4.90	0.47	(0.11)	1.12

Lipper Core Bond Funds	4.90	0.45	0.06	1.49

Bloomberg U.S. Aggregate Bond Index	4.88	0.52	(0.40)	1.46
High Yield 1290 VT High Yield Bond - IB	6.82	4.43	6.14	4.16

Lipper High Yield Funds	6.59	4.44	6.65	4.31

ICE BofA U.S. High Yield Index	7.68	4.91	7.26	4.94

1387

	1 Year	3 Years	5 Years	10 Years
Money Market
EQ/Money Market - IB	4.39	4.54	3.71	2.25

Lipper U.S. Government Money Market Funds	4.59	4.75	3.90	2.33

ICE BofA U.S. 3-Month Treasury Bill Index	5.00	5.14	4.26	2.57
EQ Tactical Manager Portfolios
EQ/2000 Managed Volatility - IB	(4.74)	(0.74)	10.47	5.30

Lipper Small-Cap Core Funds	(3.51)	1.56	15.06	6.41

Lipper Small-Cap Managed Volatility Funds	(1.15)	1.46	13.91	6.28

Russell 3000 Index	7.22	8.22	18.18	11.80

Russell 2000 Index	(4.01)	0.52	13.27	6.30
EQ/400 Managed Volatility - IB	(3.70)	3.07	13.57	7.26

Lipper Small-Cap Core Funds	(3.51)	1.56	15.06	6.41

Lipper Small-Cap Managed Volatility Funds	(1.15)	1.46	13.91	6.28

Russell 1000 Index	7.82	8.65	18.47	12.18

S&P MidCap 400 Index	(2.71)	4.42	16.91	8.43
EQ/500 Managed Volatility - IB	7.25	7.78	15.83	11.18

Lipper Large-Cap Core Funds	5.61	7.74	16.68	11.03

Lipper Large-Cap Managed Volatility Funds	5.46	6.60	13.19	8.69

S&P 500 Index	8.25	9.06	18.59	12.50
EQ/International Managed Volatility - IB	4.09	5.72	10.41	4.46

Lipper International Large-Cap Core Funds	5.39	6.17	11.66	5.18

Lipper International Multi- & Large-Cap Managed Volatility Funds	7.77	5.70	10.10	4.34

MSCI EAFE Index	4.88	6.05	11.77	5.40
ATM International Managed Volatility - K	4.36	6.03	10.53	4.65

Lipper International Large-Cap Core Funds	5.39	6.17	11.66	5.18

Lipper International Multi- & Large-Cap Managed Volatility Funds	7.77	5.70	10.10	4.34

MSCI EAFE Index	4.88	6.05	11.77	5.40
ATM Large Cap Managed Volatility - K	7.46	7.88	15.35	11.26

Lipper Large-Cap Core Funds	5.61	7.74	16.68	11.03

Lipper Large-Cap Managed Volatility Funds	5.46	6.60	13.19	8.69

S&P 500 Index	8.25	9.06	18.59	12.50
ATM Mid Cap Managed Volatility - K	(3.47)	3.14	12.91	7.39

Lipper Small-Cap Core Funds	(3.51)	1.56	15.06	6.41

Lipper Small-Cap Managed Volatility Funds	(1.15)	1.46	13.91	6.28

Russell 1000 Index	7.82	8.65	18.47	12.18

S&P MidCap 400 Index	(2.71)	4.42	16.91	8.43

1388

	1 Year	3 Years	5 Years	10 Years
ATM Small Cap Managed Volatility - K	(4.38)	(0.52)	10.04	5.46

Lipper Small-Cap Core Funds	(3.51)	1.56	15.06	6.41

Lipper Small-Cap Managed Volatility Funds	(1.15)	1.46	13.91	6.28

Russell 3000 Index	7.22	8.22	18.18	11.80

Russell 2000 Index	(4.01)	0.52	13.27	6.30
EQ Allocation Portfolios
EQ/All Asset Growth Allocation - IB	6.64	4.55	10.74	5.99

Lipper Alternative Other Funds	5.01	3.42	7.61	4.18

EQ/All Asset Growth Allocation Index	4.70	4.76	9.60	5.93
EQ/Conservative Allocation - IB	4.11	1.66	2.46	2.34

Lipper Mixed-Asset Target Allocation Conservative Funds	5.17	2.53	5.00	3.77

Lipper Mixed-Asset Target Allocation Conservative Managed Volatility Funds	4.72	2.12	3.79	3.10

EQ/Conservative Allocation Index	4.84	2.40	2.81	2.83
EQ/Conservative-Plus Allocation - IB	3.86	2.41	5.11	3.80

Lipper Mixed-Asset Target Allocation Conservative Funds	5.17	2.53	5.00	3.77

Lipper Mixed-Asset Target Allocation Conservative Managed Volatility Funds	4.72	2.12	3.79	3.10

EQ/Conservative-Plus Allocation Index	4.56	3.37	5.98	4.49
EQ/Moderate Allocation - IB	3.79	2.82	6.39	4.45

Lipper Mixed-Asset Target Allocation Moderate Funds	4.83	3.75	7.99	5.45

Lipper Mixed-Asset Target Allocation Moderate Managed Volatility Funds	4.29	3.14	5.97	4.24

EQ/Moderate Allocation Index	4.39	3.79	7.43	5.14
EQ/Moderate-Plus Allocation - IB	3.57	3.72	9.28	5.98

Lipper Mixed-Asset Target Allocation Growth Funds	5.13	4.70	10.22	6.55

Lipper Mixed-Asset Target Allocation Growth Managed Volatility Funds	4.41	4.04	7.56	4.94

EQ/Moderate-Plus Allocation Index	4.14	4.79	10.72	6.73
EQ/Aggressive Allocation - IB	3.64	4.79	12.12	7.46

Lipper Mixed-Asset Target Allocation Aggressive Growth Funds	4.48	5.03	12.75	7.51

Lipper Mixed-Asset Target Allocation Growth & Aggressive Growth Managed Volatility Funds	4.37	4.08	7.82	5.13

EQ/Aggressive Allocation Index	4.24	6.02	14.21	8.43
EQ/Ultra Conservative Strategy - IB	3.98	1.89	1.07	1.47

Lipper Mixed-Asset Target Allocation Conservative Funds	5.17	2.53	5.00	3.77

Lipper Mixed-Asset Target Allocation Conservative Managed Volatility Funds	4.72	2.12	3.79	3.10

Ultra Conservative Strategy Index	5.31	2.38	1.65	2.31
EQ/Conservative Strategy - IB	4.26	1.95	2.34	2.30

Lipper Mixed-Asset Target Allocation Conservative Funds	5.17	2.53	5.00	3.77

Lipper Mixed-Asset Target Allocation Conservative Managed Volatility Funds	4.72	2.12	3.79	3.10

EQ/Conservative Strategy Index	4.79	2.35	2.86	2.90

1389

	1 Year	3 Years	5 Years	10 Years
EQ/Conservative Growth Strategy - IB	3.98	2.68	5.09	3.92

Lipper Mixed-Asset Target Allocation Conservative Funds	5.17	2.53	5.00	3.77

Lipper Mixed-Asset Target Allocation Conservative Managed Volatility Funds	4.72	2.12	3.79	3.10

EQ/Conservative Growth Strategy Index	4.42	3.27	6.06	4.57
EQ/Balanced Strategy - IB	3.84	3.09	6.49	4.73

Lipper Mixed-Asset Target Allocation Moderate Funds	4.83	3.75	7.99	5.45

Lipper Mixed-Asset Target Allocation Moderate Managed Volatility Funds	4.29	3.14	5.97	4.24

EQ/Balanced Strategy Index	4.50	3.88	7.80	5.55
EQ/Moderate Growth Strategy - IB	3.77	3.52	7.94	5.55

Lipper Mixed-Asset Target Allocation Moderate Funds	4.83	3.75	7.99	5.45

Lipper Mixed-Asset Target Allocation Moderate Managed Volatility Funds	4.29	3.14	5.97	4.24

EQ/Moderate Growth Strategy Index	4.32	4.36	9.47	6.36
EQ/Growth Strategy - IB	3.76	3.95	9.38	6.36

Lipper Mixed-Asset Target Allocation Growth Funds	5.13	4.70	10.22	6.55

Lipper Mixed-Asset Target Allocation Growth Managed Volatility Funds	4.41	4.04	7.56	4.94

EQ/Growth Strategy Index	4.15	4.85	11.15	7.17
EQ/Aggressive Growth Strategy - IB	3.69	4.39	10.81	7.15

Lipper Mixed-Asset Target Allocation Aggressive Growth Funds	4.48	5.03	12.75	7.51

Lipper Mixed-Asset Target Allocation Growth & Aggressive Growth Managed Volatility Funds	4.37	4.08	7.82	5.13

EQ/Aggressive Growth Strategy Index	4.24	5.51	12.98	8.13
Equitable Conservative Growth MF/ETF - IB	4.13	2.72	7.65	5.08

Lipper Mixed-Asset Target Allocation Moderate Funds	4.83	3.75	7.99	5.45

40% MSCI ACWI (Net) Index/60% Bloomberg U.S. Aggregate Bond Index	5.84	3.19	5.77	4.58
Equitable Moderate Growth MF/ETF - IB	4.62	2.99

Lipper Mixed-Asset Target Allocation Moderate Funds	4.83	3.75

60% MSCI ACWI (Net) Index/40% Bloomberg U.S. Aggregate Bond Index	6.30	4.47
Equitable Growth MF/ETF - IB	5.10	4.17

Lipper Mixed-Asset Target Allocation Aggressive Growth Funds	4.48	5.03

80% MSCI ACWI (Net) Index/20% Bloomberg U.S. Aggregate Bond Index	6.73	5.71
Target 2015 Allocation - IB	4.23	1.75	5.42	3.87

Lipper Mixed-Asset Target 2015 Funds	5.71	2.82	6.42	4.84

Bloomberg U.S. Aggregate Bond Index	4.88	0.52	(0.40)	1.46

S&P Target Date 2015 Index	5.81	3.67	6.87	5.03
Target 2025 Allocation - IB	4.62	3.43	8.87	5.68

Lipper Mixed-Asset Target 2025 Funds	5.82	3.68	8.65	5.82

S&P 500 Index	8.25	9.06	18.59	12.50

S&P Target Date 2025 Index	5.83	4.13	8.72	5.98

1390

	1 Year	3 Years	5 Years	10 Years
Target 2035 Allocation - IB	4.72	4.55	11.25	6.85

Lipper Mixed-Asset Target 2035 Funds	5.73	4.84	11.50	7.06

S&P 500 Index	8.25	9.06	18.59	12.50

S&P Target Date 2035 Index	6.01	5.21	11.74	7.33
Target 2045 Allocation - IB	4.81	5.15	12.76	7.55

Lipper Mixed-Asset Target 2045 Funds	6.03	5.82	13.62	7.90

S&P 500 Index	8.25	9.06	18.59	12.50

S&P Target Date 2045 Index	6.12	6.08	13.66	8.19
Target 2055 Allocation - IB	4.72	5.70	14.21

Lipper Mixed-Asset Target 2055 Funds	5.93	6.01	14.00

S&P 500 Index	8.25	9.06	18.59

S&P Target Date 2055 Index	6.19	6.28	14.16
1290 VT Moderate Growth Allocation - IB	5.31	4.41	8.20

Lipper Mixed-Asset Target Allocation Moderate Funds	4.83	3.75	7.99

Lipper Mixed-Asset Target Allocation Moderate Managed Volatility Funds	4.29	3.14	5.97

1290 VT Moderate Growth Allocation Index	6.21	5.58	10.71
EQ/AB Dynamic Moderate Growth - IB	4.52	3.92	7.05	4.41

Lipper Mixed-Asset Target Allocation Moderate Funds	4.83	3.75	7.99	5.45

Lipper Mixed-Asset Target Allocation Moderate Managed Volatility Funds	4.29	3.14	5.97	4.24

EQ/AB Dynamic Moderate Growth Index	5.76	5.39	9.72	6.62
EQ/AB Dynamic Growth - IB	4.69	4.68	8.52

Lipper Mixed-Asset Target Allocation Growth Funds	5.13	4.70	10.22

Lipper Mixed-Asset Target Allocation Growth Managed Volatility Funds	4.41	4.04	7.56

EQ/AB Dynamic Growth Index	5.95	6.01	11.39
EQ/AB Dynamic Aggressive Growth - IB	4.68	5.22	9.85

Lipper Mixed-Asset Target Allocation Aggressive Growth Funds	4.48	5.03	12.75

Lipper Mixed-Asset Target Allocation Growth & Aggressive Growth Managed Volatility Funds	4.37	4.08	7.82

EQ/AB Dynamic Aggressive Growth Index	5.91	6.49	12.99
EQ/American Century Moderate Growth Allocation - IB	4.17	4.16	6.49

Lipper Mixed-Asset Target Allocation Moderate Funds	4.83	3.75	7.99

Lipper Mixed-Asset Target Allocation Moderate Managed Volatility Funds	4.29	3.14	5.97

EQ/American Century Moderate Growth Allocation Index	6.31	5.59	10.70
EQ/Franklin Moderate Allocation - IB	4.48	3.53	4.85

Lipper Mixed-Asset Target Allocation Moderate Funds	4.83	3.75	7.99

Lipper Mixed-Asset Target Allocation Moderate Managed Volatility Funds	4.29	3.14	5.97

EQ/Franklin Moderate Allocation Index	4.99	4.48	7.97

1391

	1 Year	3 Years	5 Years	10 Years
EQ/Goldman Sachs Moderate Growth Allocation - IB	3.64	3.71	5.61

Lipper Mixed-Asset Target Allocation Moderate Funds	4.83	3.75	7.99

Lipper Mixed-Asset Target Allocation Moderate Managed Volatility Funds	4.29	3.14	5.97

EQ/Goldman Sachs Moderate Growth Allocation Index	6.57	5.32	9.13
EQ/Goldman Sachs Growth Allocation - IB	4.06	5.38	8.42

Lipper Mixed-Asset Target Allocation Growth Funds	5.13	4.70	10.22

Lipper Mixed-Asset Target Allocation Growth Managed Volatility Funds	4.41	4.04	7.56

EQ/Goldman Sachs Growth Allocation Index	7.33	7.29	12.70
EQ/Invesco Moderate Allocation - IB	4.53	3.79	5.38

Lipper Mixed-Asset Target Allocation Moderate Funds	4.83	3.75	7.99

Lipper Mixed-Asset Target Allocation Moderate Managed Volatility Funds	4.29	3.14	5.97

EQ/Invesco Moderate Allocation Index	5.51	4.67	7.77
EQ/Invesco Moderate Growth Allocation - IB	5.04	4.63	7.36

Lipper Mixed-Asset Target Allocation Moderate Funds	4.83	3.75	7.99

Lipper Mixed-Asset Target Allocation Moderate Managed Volatility Funds	4.29	3.14	5.97

EQ/Invesco Moderate Growth Allocation Index	5.89	5.29	10.25
EQ/JPMorgan Growth Allocation - IB	4.13	4.68	8.12

Lipper Mixed-Asset Target Allocation Growth Funds	5.13	4.70	10.22

Lipper Mixed-Asset Target Allocation Growth Managed Volatility Funds	4.41	4.04	7.56

EQ/JPMorgan Growth Allocation Index	6.96	6.85	11.11

1392

APPROVAL OF AMENDED INVESTMENT ADVISORY AGREEMENT DURING THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2025 (UNAUDITED)

At an in-person meeting held on July 22-23, 2025 (the “July 2025 Meeting”), the Board of Trustees (the “Board”) of EQ Advisors Trust (the “Trust”), including those Trustees who are not parties to the Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved an amendment to the current Investment Advisory Agreement (the “Agreement”) between Equitable Investment Management Group, LLC (“EIM” or the “Adviser”) and the Trust with respect to the EQ/Franklin Moderate Allocation Portfolio (the “Portfolio”), to reflect a revised advisory fee schedule that would lower the effective advisory fee payable by the Portfolio at all asset levels. In connection with its approval of the amended Agreement, the Board also approved the Adviser’s proposed restructuring of the Portfolio, involving the termination of the existing sub-adviser and changes to the Portfolio’s investment objective, principal investment strategy and related principal risks, name, and performance benchmarks. These changes, which are described in more detail below, collectively are referred to as the “Portfolio Restructuring.” The Board reviewed the Adviser’s proposal to restructure the Portfolio over the course of multiple meetings commencing in May 2025 and concluding at the July 2025 Meeting. The Portfolio Restructuring became effective on or about October 27, 2025.

At the July 2025 Meeting, the Board considered and unanimously approved the restructuring of the Portfolio as a fund-of-funds managed by the Adviser, as described below. The Board noted that the Portfolio currently seeks long-term capital appreciation while managing portfolio volatility, operates as a sub-advised fund that maintains a target allocation for long-term investments of approximately 55% of its net assets in equity investments and approximately 45% of its net assets in U.S. fixed income investments, and employs a volatility management strategy that seeks to reduce the Portfolio’s market risk exposure and overall volatility during periods of expected heightened market volatility. The Board considered that, in connection with the Portfolio Restructuring, the Portfolio would change from a sub-advised fund that seeks to achieve its investment objective by investing directly in equity and fixed income securities and other instruments to a fund-of-funds managed by the Adviser that would seek to achieve its investment objective (revised as indicated below) by investing in other mutual funds and exchange-traded securities of other investment companies or other investment vehicles (collectively, “Underlying Funds”) managed by J.P. Morgan Investment Management Inc. (“JPMorgan”) that are comprised of equity investments and investments that generate premium income. The Board noted that the restructured Portfolio would pursue its revised investment objective by investing in Underlying Funds that provide exposure to broad U.S. equity markets while hedging overall market exposure and providing incremental income by selling call options through investments in equity-linked notes. The Board noted that JPMorgan would not be serving as a sub-adviser to the restructured Portfolio, but that the restructured Portfolio would have a fund-of-funds investment agreement with the Underlying Funds as required by applicable law. The Board also noted that, in connection with the Portfolio Restructuring, the Adviser would (i) revise the Portfolio’s investment objective so that the Portfolio would seek to provide long term capital appreciation and current income, (ii) change the Portfolio’s name to “EQ/JPMorgan Hedged Equity and Premium Income Portfolio,” and (iii) change the Portfolio’s secondary performance benchmarks to the ICE BofA U.S. 3-Month Treasury Bill Index and a composite benchmark of 60% S&P 500® Index and 40% ICE BofA U.S. 3-Month Treasury Bill Index. The Board further noted that the Adviser proposed these related changes to reflect the proposed investment mandate of the restructured Portfolio. The Board noted that the proposed Portfolio Restructuring was based on the Adviser’s statement that the Portfolio, as currently structured, has failed to attract sufficient interest from investors, has limited prospects for future growth, and would have better prospects for future growth as a restructured, all-equity fund-of-funds that also provides current income (but without the duration or interest rate risk associated with the current Portfolio’s fixed income allocation).

The Board noted the Adviser’s belief that the revised advisory fee schedule is appropriate given the new investment mandate and the complexity of the investment strategy utilizing covered call option and hedging strategies, the fund-of-funds management services to be provided, and comparisons of the revised advisory fee schedule and the Portfolio’s expense ratios with the advisory fee schedules and expense ratios of comparable peer funds. The Board also noted that, other than the revised advisory fee schedule, all the terms of the current Agreement with respect to the Portfolio would remain the same under the amended Agreement with respect to the restructured Portfolio. The Board also noted that it had most recently approved the continuation of the current Agreement with respect to the Portfolio at the same July 2025 Meeting, in connection with the annual renewal of

1393

the current Agreement.1 The Board considered that the amended Agreement would become effective on or about October 27, 2025, in connection with the Portfolio Restructuring.

In reaching its decision to approve the amended Agreement with respect to the Portfolio, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to the Portfolio and the amended Agreement, including: (1) the nature, quality and extent of the overall services to be provided to the Portfolio by the Adviser and its affiliates; (2) comparative performance information; (3) the level of the Portfolio’s proposed advisory fee and the Portfolio’s expense ratios relative to those of comparable funds; (4) the anticipated costs of the services to be provided by, and the estimated profits to be realized by, the Adviser and its affiliates from their relationships with the Portfolio; (5) the anticipated effect of growth and size on the Portfolio’s performance and expenses, including any potential economies of scale and, if so, whether any such economies of scale are equitably shared with investors; and (6) “fall out” benefits that may accrue to the Adviser and its affiliates (that is, indirect benefits that they would not receive but for their relationships with the Portfolio).

In connection with its deliberations, the Board took into account information requested by the Independent Trustees and prepared by the Adviser, including memoranda and other materials addressing the factors set out above, which were provided to the Trustees in connection with the above-referenced multiple meetings. The information provided to the Trustees described, among other things, the Portfolio’s investment strategies and risks; the services to be provided by the Adviser, as well as the Adviser’s investment personnel and proposed investment advisory fees; expense ratios and expense limitation arrangements; performance information; and other matters. The Board also considered information provided by the Adviser about the Underlying Funds’ investment strategies, including their use of hedged equity strategies and covered call option strategies, as well as information provided by the Adviser about its proposed methodology for actively managing the allocation of the restructured Portfolio’s assets among the Underlying Funds to achieve and maintain the desired exposures to these underlying strategies. The Board also considered information provided by the Adviser about risk management for the complex derivatives strategies utilized by the Underlying Funds.

The Independent Trustees were assisted by independent legal counsel prior to and during the multiple meetings at which the proposed Portfolio Restructuring was discussed and during their deliberations regarding the amended Agreement and received from legal counsel materials outlining, among other things, their fiduciary duties and the legal standards applicable to their consideration of the Agreement. During the meetings, the Trustees met with senior representatives of the Adviser to discuss the amended Agreement and the information provided. The Independent Trustees also met in executive session with their independent legal counsel during the meetings to discuss the amended Agreement and the information provided and consider their responsibilities under applicable law, and communicated follow-up questions for the Adviser to address at the meetings.

In considering the amended Agreement, the Board members did not identify any particular factor or information that was all-important or controlling, and each Trustee may have given different weights to different factors and, thus, each Trustee may have had a different basis for his or her decision. In approving the amended Agreement, each Trustee, including the Independent Trustees, after considering all factors and information they deemed relevant, reached a determination, with the assistance of Independent Trustees’ counsel and fund counsel and through the exercise of their own business judgment, that the proposed advisory fee was fair and reasonable and that the approval of the amended Agreement was in the best interests of the Portfolio and its investors. Although the Board gave attention to all information provided, the following discusses some of the primary factors and information it deemed relevant to its decision to approve the amended Agreement.

Nature, Quality and Extent of Services

The Board evaluated the nature, quality and extent of the overall services to be provided to the Portfolio and its investors by the Adviser and its affiliates. In addition to the investment performance and fee and expense information discussed below, the Board considered the Adviser’s responsibilities with respect to the Portfolio. The Board also considered the Adviser’s experience in serving as the investment adviser for other portfolios of the Trust, including portfolios that are structured as funds-of-funds, and the Adviser’s experience overseeing complex hedged equity and covered call option strategies. In considering the proposed Portfolio Restructuring, the Board recognized that the services to be performed by the Adviser in managing the assets of the Portfolio will change as a result of the Portfolio Restructuring. In particular, the Board noted that the Adviser will be responsible for

[1]	A discussion of the process followed by the Board in its annual renewal of the current Agreement with respect to the Portfolio is provided elsewhere in this Form N-CSR.

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allocating the Portfolio’s assets among various Underlying Funds, rather than selecting and overseeing sub-advisers for the Portfolio. The Board further noted that the Adviser currently is responsible for managing other portfolios of the Trust that operate as funds-of-funds in a manner similar to how the Portfolio will operate after the Portfolio Restructuring, and the Board noted its experience in overseeing the Adviser in that capacity. The Board also noted its familiarity with the members of the Adviser’s investment team who would serve as the portfolio managers for the restructured Portfolio.

In addition, the Board considered that the Adviser would be responsible for, among other things, developing the investment strategies for the Portfolio; making investment decisions for the Portfolio; monitoring and evaluating the performance of the Portfolio; monitoring the investment operations and composition of the Portfolio and, in connection therewith, monitoring compliance with the Portfolio’s investment objective, policies and restrictions, as well as the Portfolio’s compliance with applicable law and the Trust’s compliance policies and procedures; placing orders for the purchase or sale of investments for the Portfolio; monitoring brokerage selection, commission and other trading costs, quality of execution, and other brokerage matters; coordinating and managing the flow of information and communications relating to the Portfolio among the applicable parties; coordinating responses to regulatory agency inquiries relating to the operations of the Trust and coordinating litigation matters involving the Adviser and the Trust; and implementing Board directives as they relate to the Portfolio. The Board also considered information regarding the Adviser’s process for making investment decisions for the Portfolio, as well as information regarding the qualifications and experience of, and resources available to, the personnel who would perform those functions with respect to the Portfolio. The Board further considered that the Adviser also provides the Trust with personnel, including Trust officers, in connection with carrying out its responsibilities and is responsible for coordinating the development of new initiatives and evaluating the impact of proposed products and services on the Trust and its assets. The Board also considered that the Adviser would assume significant entrepreneurial risk by restructuring the Portfolio and that the Adviser also would bear and assume significant ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks, with respect to the Portfolio. The Board also considered that the Adviser’s responsibilities with respect to the Portfolio would include daily monitoring of investment, operational, enterprise, litigation, regulatory and compliance risks as they relate to the Portfolio. The Board also considered information regarding the Adviser’s ongoing risk management activities. The Board’s conclusion regarding the nature, quality and extent of the overall services to be provided by the Adviser also was based, in part, on periodic reports provided to the Board regarding the services provided by the Adviser to other portfolios of the Trust, including portfolios that are structured as funds-of-funds.

The Board also factored into its review its familiarity with the Adviser’s compliance program, policies, and procedures with respect to the Trust. The Board also noted the Trust’s Chief Compliance Officer’s evaluation of the Adviser’s compliance program, policies, and procedures in connection with the Board’s annual renewal of the current Agreement with respect to the Portfolio at the July 2025 Meeting. The Board also considered whether there were any pending lawsuits, enforcement proceedings or regulatory investigations involving the Adviser and considered information regarding the Adviser’s financial condition and history of operations and potential conflicts of interest in managing the Portfolio. In this regard, the Board also took into account materials regarding the policies and procedures (as well as periodic enhancements thereto) adopted by the Adviser and the Trust to identify and mitigate actual and potential conflicts of interest.

In addition, the Independent Trustees received information about business relationships that the Adviser and/or its affiliates, including Equitable Financial Life Insurance Company, have with JPMorgan and its affiliates. Among other business relationships, the Board considered that, although JPMorgan would not be serving as a sub-adviser to the restructured Portfolio, it currently serves as investment sub-adviser for other portfolios advised by the Adviser. The Board also considered that JPMorgan Chase Bank, N.A. serves as custodian, provides foreign exchange trading and cash management, serves as securities lending agent, and is an approved repurchase agreement counterparty with respect to the Adviser and the Trust. In addition, J.P. Morgan Investor Services Co. serves as sub-administrator for the Trust, providing fund accounting, treasury, compliance, financial reporting, performance reporting and regulatory filings services with respect to the Trust. The Board also recognized that JPMorgan and its affiliates may sell, and earn sales commissions and/or other compensation with respect to, investment products issued by the Adviser or its affiliates. In this regard, the Board also took into account materials regarding the policies and procedures (as well as periodic enhancements thereto) adopted by the Adviser and the Trust to identify and mitigate actual and potential conflicts of interest, including conflicts that may arise in connection with those additional business relationships.

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The Board also considered the benefits to investors from participation in a Portfolio sponsored by the Adviser, including the benefits of investing in a fund that is part of a large fund complex that offers a wide range of portfolios, sub-advisers and investment styles. In addition, the Board considered the nature, quality and extent of the administrative, investor servicing and distribution services that the Adviser’s affiliates provide to the Portfolio and its shareholders.

The Board noted that it had reviewed, at the July 2025 Meeting and at prior meetings, information regarding the Portfolio’s performance as a sub-advised fund. For purposes of evaluating the nature, quality and extent of the overall services to be provided to the restructured Portfolio, the Board also received and reviewed information regarding the Portfolio’s proposed investment objective, policies and anticipated investments. The Board also received and reviewed information regarding the performance of the Portfolio operating as a sub-advised fund relative to the hypothetical performance of the restructured Portfolio and as compared to the restructured Portfolio’s applicable performance benchmarks for various periods, as well as information regarding the Adviser’s methodology for calculating the hypothetical performance. The Board generally considered longer-term performance to be more important than shorter-term performance. The Board also considered the Adviser’s expertise, resources, proposed methodology, and personnel for managing the Portfolio. The Board also considered the Adviser’s experience managing other portfolios of the Trust, including portfolios that are allocation funds-of-funds.

Based on its review, the Board determined that the nature, quality and extent of the overall services to be provided by the Adviser were appropriate for the Portfolio in light of its proposed investment objective and, thus, supported a decision to approve the amended Agreement.

Fees and Expenses

The Board considered the Portfolio’s proposed advisory fee in light of the nature, quality and extent of the overall services to be provided by the Adviser. The Board noted that the advisory fee payable to the Adviser by the Portfolio under the amended Agreement will be lower than the advisory fee payable under the current Agreement in recognition of the different services to be performed by the Adviser in managing the Portfolio as a fund-of-funds. The Board also considered the Portfolio’s proposed advisory fee schedule relative to the advisory fee schedules of other portfolios managed by the Adviser, including portfolios that are structured as funds-of-funds, and noted that differences in the level of the fees reflected differences between the restructured Portfolio and other funds-of-funds managed by the Adviser. In this regard, the Board noted that the proposed advisory fee schedule for the restructured Portfolio is comparable to the advisory fee schedule for another fund-of-funds managed by the Adviser that (like the restructured Portfolio) employs a proprietary active risk managed strategy designed to dampen equity market volatility. The Board also considered that the Adviser’s proposed use of a proprietary active risk managed strategy designed to dampen equity market volatility introduced additional management complexity, which the Adviser believed also justified the proposed advisory fee level. The Board also considered information provided by the Adviser comparing the proposed advisory fee rate and the expense ratios for the restructured Portfolio to the advisory fee rates and expense ratios for comparable mutual funds, including information compiled by Broadridge Financial Solutions Inc., an independent provider of mutual fund industry data. The Board also noted that, like the current advisory fee schedule, the revised advisory fee schedule includes breakpoints that would reduce the advisory fee rate as the Portfolio’s assets increase above certain levels and that any such further reduction in the Portfolio’s advisory fee rate could result in a corresponding reduction in the Portfolio’s total expense ratio. In addition, the Board considered that the Adviser had contractually agreed to waive all or a portion of its and its affiliates’ advisory, administrative and other fees and, if necessary, make payments to the Portfolio so that the Portfolio’s net expense ratios do not exceed certain levels as set forth in the Portfolio’s prospectus (i.e., the Portfolio’s existing expense caps) and that, although the Adviser was not proposing to change the Portfolio’s existing expense caps in connection with the Portfolio Restructuring, the Adviser was proposing to continue the existing expense caps for an additional one-year period, through April 30, 2027. In this regard, the Board also noted that the expense limitation arrangement for the Portfolio includes the fees and expenses of the Underlying Funds in which the Portfolio would invest and, thus, such fees and expenses would not cause the Portfolio’s annual operating expenses to exceed its existing expense caps. The Board also noted that, to the extent that the Adviser waives fees pursuant to the expense limitation arrangement, the Portfolio’s actual advisory fee may be lower than the Portfolio’s contractual advisory fee. Based on its review, the Board determined that the Adviser’s proposed advisory fee for the Portfolio is fair and reasonable.

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The Board also noted that the Portfolio would incur portfolio transaction costs in connection with the Portfolio Restructuring and that such costs were expected to be reasonable when taking into account the anticipated benefits of the restructuring.

Profitability and Costs

The Board noted that it had reviewed, at the July 2025 Meeting, information about the level of profits realized by the Adviser and its affiliates in connection with the operation of the Portfolio as a sub-advised fund. The Board also considered information provided by the Adviser regarding the estimated impact of the proposed Portfolio Restructuring on the Adviser’s profitability with respect to the Portfolio. In this regard, the Board noted that the Adviser’s proposed changes to the Portfolio’s advisory fee schedule are expected to have a negative impact on the Adviser’s overall profitability at the Portfolio’s current asset levels. Based on its consideration of the information provided, the Board determined that the level of profits expected to be realized by the Adviser and its affiliates from providing services to the Portfolio would not be excessive, in view of the nature, quality and extent of the services provided and the risks assumed.

Economies of Scale

The Board also considered whether economies of scale or efficiencies would be realized by the Adviser as the restructured Portfolio grows larger and the extent to which this is reflected in the proposed advisory fee schedule. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board considered that any economies of scale or efficiencies may be shared with portfolios and their shareholders in a variety of ways, including: (i) breakpoints in the advisory fee or other fees so that a portfolio’s effective fee rate declines as the portfolio grows in size, (ii) subsidizing a portfolio’s expenses by making payments or waiving all or a portion of the advisory fee or other fees so that the portfolio’s total expense ratio does not exceed certain levels, (iii) setting the advisory fee or other fees so that a portfolio is priced to scale, which assumes that the portfolio has sufficient assets from inception to operate at a competitive fee rate without any fee waiver or expense reimbursement from the manager, and (iv) reinvestment in, and enhancements to, the services that a manager and its affiliates provide to a portfolio and its shareholders. The Board noted that the proposed advisory fee schedule for the restructured Portfolio includes breakpoints that would reduce the advisory fee rate as Portfolio assets increase above certain levels. In addition, the Board noted that the Adviser was subsidizing the Portfolio’s expenses by waiving all or a portion of its and its affiliates’ advisory, administrative and other fees and, if necessary, making payments to the Portfolio so that the Portfolio’s net expense ratios do not exceed certain contractual levels as set forth in the Portfolio’s prospectus. The Board further considered that the Adviser shares economies of scale or efficiencies with the Portfolio through reinvestment in, and enhancements to, the services that the Adviser and its affiliates provide to the Portfolio and its shareholders, such as hiring additional personnel, providing additional resources in areas relating to management and administration of the Portfolio, and the ongoing development of the Adviser’s infrastructure and information technology to support the Portfolio through, among other things, cybersecurity, business continuity planning, and risk management. The Board considered these factors, and the relationship they bear to the revised advisory fee schedule proposed to be charged to the Portfolio by the Adviser, and concluded that there would be a reasonable sharing of benefits from any economies of scale or efficiencies with the restructured Portfolio.

Fall-Out and Other Benefits

The Board also considered the extent to which fall-out benefits may accrue to the Adviser and its affiliates. In this connection, the Board considered several possible fall-out benefits and other types of benefits, including the following. The Board noted that Equitable Investment Management, LLC, an affiliate of the Adviser, serves as the administrator for the Portfolio and receives compensation for acting in this capacity. The Board also recognized that Equitable Distributors, LLC, also an affiliate of the Adviser, serves as the underwriter for the Trust and receives from the Portfolio payments pursuant to a Rule 12b-1 plan with respect to its Class IB shares to compensate Equitable Distributors, LLC for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board also noted that the Adviser’s affiliated insurance companies, as depositors of the insurance company separate accounts investing in the Portfolio, receive certain significant tax benefits associated with such investments as well as other potential benefits. The Board also considered that the Portfolio currently is offered as an investment option through variable insurance contracts offered and sold by the Adviser’s affiliated insurance companies and that the performance of the Portfolio may impact, positively or negatively, each insurance company’s ability to hedge the

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risks associated with guarantees that each insurance company may provide as the issuer of such contracts. The Board also noted that the Adviser’s affiliated insurance companies and Equitable Distributors, LLC receive compensation, which may include sales charges, separate account fees and charges, and other variable contract fees and charges, from the sale and administration of these variable insurance contracts. Based on its review, the Board determined that any “fall-out” benefits and other types of benefits that may accrue to the Adviser are fair and reasonable.

The Board also considered possible fall-out benefits and other types of benefits that may accrue to JPMorgan and its affiliates, including the following. The Board noted that, although JPMorgan would not be serving as a sub-adviser to the restructured Portfolio, it currently serves as investment sub-adviser for other portfolios advised by the Adviser and receives sub-advisory fees with respect to those portfolios. In addition, the Board recognized that JPMorgan and its affiliates may sell, and earn sales commissions and/or other compensation with respect to, other investment products issued by the Adviser or its affiliates. The Board also noted the aforementioned business relationships that the Adviser and/or its affiliates, including Equitable Financial Life Insurance Company, have with JPMorgan and its affiliates. Based on its review, the Board determined that any “fall-out” benefits and other types of benefits that may accrue to JPMorgan are fair and reasonable.

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APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT

DURING THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2025 (UNAUDITED)

At an in-person meeting held on September 15-16, 2025 (the “September 2025 Meeting”), the Board of Trustees (the “Board”) of EQ Advisors Trust (the “Trust”), including those Trustees who are not parties to the Replacement Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved a new Investment Sub-Advisory Agreement (the “Replacement Agreement”) between Equitable Investment Management Group, LLC (the “Adviser”), which serves as the Trust’s investment adviser, and Post Advisory Group LLC (“Post” or the “Sub-Adviser”) with respect to the 1290 VT High Yield Bond Portfolio (the “Portfolio”), a series of the Trust.

In August 2025, the Sub-Adviser notified the Adviser that it had entered into a strategic partnership with Gateway Credit Advisory Holdings LLC (“Gateway”), pursuant to which Gateway would acquire a majority ownership interest in the Sub-Adviser in a transaction targeted to close in October 2025 (the “Acquisition”). The Board noted that Gateway is a joint venture of Nexus Capital Management LP (“Nexus”), a U.S. private equity firm, and Aranda Principal Strategies, a wholly owned subsidiary of Temasek Holdings Limited, a Singaporean state-owned investment firm (“Temasek”). The Board further noted that, following the closing of the Acquisition, Gateway would be Post’s majority owner, with a 68% ownership interest in Post (and, through Gateway, Nexus would have an indirect ownership interest of 48% in Post and Temasek would have an indirect ownership interest of 20% in Post), and Post’s senior employees would own the remaining 32% of Post. The Acquisition closed, and the Replacement Agreement went into effect, in early November 2025.

At the time of the September 2025 Meeting, the Sub-Adviser was serving as the investment sub-adviser for an allocated portion of the Portfolio pursuant to an existing Investment Sub-Advisory Agreement between the Adviser and the Sub-Adviser dated July 16, 2020 (the “Existing Agreement”). The Board considered that the Acquisition would be deemed to result in a change of control of the Sub-Adviser under the 1940 Act, which in turn would result in the automatic termination of the Existing Agreement. In anticipation of the change of control of the Sub-Adviser, at the September 2025 Meeting, the Board considered whether it would be in the best interests of the Portfolio and its investors to approve a new Investment Sub-Advisory Agreement between the Adviser and the Sub-Adviser (i.e., the Replacement Agreement) that would replace the Existing Agreement upon the closing of the Acquisition and, thereby, enable the Sub-Adviser to continue to provide uninterrupted investment sub-advisory services for the Portfolio.

In this regard, the Board noted that it had most recently considered and approved the renewal of the Existing Agreement with respect to the Portfolio at a meeting held on July 22-23, 2025 (the “July 2025 Meeting”), in connection with the 2025 annual renewal of the Existing Agreement with respect to the Portfolio. At the July 2025 Meeting, the Board, including the Independent Trustees, on the basis of their business judgment after review of the information provided, concluded that the renewal of the Existing Agreement was in the best interests of the Portfolio and its investors and that the sub-advisory fee rate with respect to the Portfolio as set forth in the Existing Agreement was fair and reasonable. In reaching its decision to approve the renewal of the Existing Agreement, the Board considered the overall fairness of the Existing Agreement and whether the Existing Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to the Portfolio and the Existing Agreement, including: (1) the nature, quality and extent of the overall services provided to the Portfolio by the Sub-Adviser; (2) comparative performance information; (3) the level of the sub-advisory fee; (4) economies of scale that may be realized by the Portfolio; and (5) “fall out” benefits that may accrue to the Sub-Adviser and its affiliates (i.e., indirect benefits that the Sub-Adviser or its affiliates would not receive but for the relationship with the Portfolio). In considering the Existing Agreement, the Board members did not identify any particular factor or information that was all-important or controlling, and each Trustee may have given different weights to different factors and, thus, each Trustee may have had a different basis for his or her decision. The discussion of the process followed by the Board in its annual renewal of the Existing Agreement at the July 2025 Meeting is provided elsewhere in this Form N-CSR.

In determining to approve the Replacement Agreement, the Board considered at its September 2025 Meeting the same factors it reviewed and conclusions it reached, as applicable, in connection with its annual renewal of the Existing Agreement at its July 2025 Meeting, including the Board’s general satisfaction with the nature and quality of the services being provided by the Sub-Adviser, and focused its review on the potential impact of the

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Acquisition on these factors and conclusions. In connection with its deliberations at the September 2025 Meeting, the Board requested and evaluated information relating to the potential impact of the change of control on the Portfolio and its investment processes, and on the operations, personnel, organizational structure, and financial and other resources of the Sub-Adviser. In this regard, the Board considered the Sub-Adviser’s representations that (i) the resources available for servicing the Portfolio would not diminish after the change of control; (ii) the change of control is not expected to impact the day-to-day portfolio management of the Portfolio or result in any diminution in the services provided to the Portfolio; (iii) the same portfolio managers who are primarily responsible for the securities selection, research and trading for the Portfolio immediately prior to the change of control would continue to manage the Portfolio after the change of control, although the Board recognized that personnel changes may occur in the future in the ordinary course; (iv) the investment processes of the Portfolio are not expected to change as a result of the change of control; (v) the sub-advisory fee to be paid by the Adviser to the Sub-Adviser under the Replacement Agreement would be based on the same fee rate in effect under the Existing Agreement; (vi) the change of control is not expected to have a material impact on the Sub-Adviser’s compliance or risk management programs; (vii) the Sub-Adviser’s principal business activities would not be affected by the change of control; and (viii) the Sub-Adviser’s senior management personnel are not expected to change as a result of the change of control. In this regard, the Board also noted that, except for the effective date and certain clerical updates, the terms of the Replacement Agreement and the terms of the Existing Agreement are substantially identical, including with respect to the fees payable and services provided thereunder. The Board also took into account the Adviser’s recommendation to approve the Replacement Agreement with respect to the Portfolio. The Board also noted that the advisory fee paid by the Portfolio to the Adviser would not change as a result of the approval of the Replacement Agreement.

During the September 2025 Meeting, the Trustees met with senior representatives of the Adviser to discuss the Replacement Agreement and the information provided. During the September 2025 meeting of the Board’s Investment Committee, the Investment Committee members also had an opportunity to discuss with representatives of Post the terms of the proposed Acquisition and the structure of the firm after the change of control. The representatives of Post also discussed, among other things, the use of outside consultants to assist with internal audit and risk management after the closing of the Acquisition.

The Independent Trustees also met in executive session with their independent legal counsel during the meeting to discuss the Replacement Agreement and the information provided. The Independent Trustees were assisted by independent counsel prior to and during the meeting and during their deliberations regarding the Replacement Agreement and received from legal counsel materials outlining, among other things, their fiduciary duties and the legal standards applicable to their consideration of the Replacement Agreement.

At the September 2025 Meeting, the Board, including a majority of the Independent Trustees, considered and unanimously approved the Replacement Agreement, to take effect upon the closing of the Acquisition. The Board’s approval was based on its determination, made in the exercise of its business judgment, that it would be in the best interests of the Portfolio and its investors for the Sub-Adviser to continue to provide uninterrupted investment sub-advisory services for the Portfolio.

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Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See Item 7.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

See Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act.

(b)

The registrant’s certifying officers are not aware of any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	The Code of Ethics for Senior Officers of the registrant is filed herewith.

(a)(2)(i)	Principal Executive Officer’s Section 302 certification attached hereto.

(a)(2)(ii)	Principal Financial Officer’s Section 302 certification attached hereto.

(b)	Combined Section 906 certification attached hereto.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer (Principal Executive Officer)
March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer (Principal Executive Officer)
March 6, 2026
By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer and Treasurer (Principal Financial Officer)
March 6, 2026